UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2019

Date of reporting period:	06/30/2019

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2019

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AQR Emerging Markets Equity Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST Parametric Emerging Markets Equity Portfolio

AST QMA Large-Cap Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Templeton Global Bond Portfolio

AST WEDGE Capital Mid-Cap Value Portfolio

AST Wellington Management Hedged Equity Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST AQR Emerging Markets Equity Portfolio	A2
	AST Cohen & Steers Realty Portfolio	A21
	AST Goldman Sachs Small-Cap Value Portfolio	A24
	AST Hotchkis & Wiley Large-Cap Value Portfolio	A31
	AST International Growth Portfolio	A35
	AST International Value Portfolio	A41
	AST J.P. Morgan International Equity Portfolio	A48
	AST Jennison Large-Cap Growth Portfolio	A52
	AST Loomis Sayles Large-Cap Growth Portfolio	A56
	AST MFS Global Equity Portfolio	A60
	AST MFS Growth Portfolio	A64
	AST MFS Large-Cap Value Portfolio	A69
	AST Mid-Cap Growth Portfolio	A74
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	A80
	AST Parametric Emerging Markets Equity Portfolio	A87
	AST QMA Large-Cap Portfolio	A109
	AST Small-Cap Growth Portfolio	A117
	AST Small-Cap Growth Opportunities Portfolio	A124
	AST Small-Cap Value Portfolio	A131
	AST T. Rowe Price Large-Cap Growth Portfolio	A141
	AST T. Rowe Price Large-Cap Value Portfolio	A145
	AST T. Rowe Price Natural Resources Portfolio	A150
	AST Templeton Global Bond Portfolio	A155
	AST WEDGE Capital Mid-Cap Value Portfolio	A164
	AST Wellington Management Hedged Equity Portfolio	A168

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2019

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2019

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2019

AST AQR Emerging Markets Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Tencent Holdings Ltd.	Interactive Media & Services	China	6.3%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	5.7%
Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	China	3.9%
China Mobile Ltd.	Wireless Telecommunication Services	China	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	1.9%
China Construction Bank Corp. (Class H Stock)	Banks	China	1.7%
Petronas Chemicals Group Bhd	Chemicals	Malaysia	1.2%
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	South Korea	1.1%
PICC Property & Casualty Co. Ltd. (Class H Stock)	Insurance	China	1.1%
Uni-President Enterprises Corp.	Food Products	Taiwan	1.0%

AST Cohen & Steers Realty
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Equinix, Inc.	Specialized REITs	9.1%
Prologis, Inc.	Industrial REITs	7.9%
Welltower, Inc.	Health Care REITs	7.3%
Public Storage	Specialized REITs	6.9%
UDR, Inc.	Residential REITs	6.6%
Essex Property Trust, Inc.	Residential REITs	6.1%
Extra Space Storage, Inc.	Specialized REITs	5.4%
Invitation Homes, Inc.	Residential REITs	3.5%
Sun Communities, Inc., REIT	Residential REITs	2.9%
Sabra Health Care REIT, Inc.	Health Care REITs	2.7%

AST Goldman Sachs Small-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Chesapeake Lodging Trust	Equity Real Estate Investment Trusts (REITs)	1.1%
Healthcare Realty Trust, Inc.	Equity Real Estate Investment Trusts (REITs)	1.1%
Portland General Electric Co.	Electric Utilities	1.0%
Acadia Realty Trust	Equity Real Estate Investment Trusts (REITs)	1.0%
ALLETE, Inc.	Electric Utilities	1.0%
Rexnord Corp.	Machinery	1.0%
PS Business Parks, Inc.	Equity Real Estate Investment Trusts (REITs)	0.9%
Pebblebrook Hotel Trust	Equity Real Estate Investment Trusts (REITs)	0.9%
National Health Investors, Inc.	Equity Real Estate Investment Trusts (REITs)	0.9%
iShares Russell 2000 Value ETF	Exchange-Traded Fund	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Hotchkis & Wiley Large-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
American International Group, Inc.	Insurance	5.0%
Wells Fargo & Co.	Banks	4.5%
General Electric Co.	Industrial Conglomerates	4.4%
Citigroup, Inc.	Banks	4.2%
Microsoft Corp.	Software	4.1%
Goldman Sachs Group, Inc. (The)	Capital Markets	3.6%
General Motors Co.	Automobiles	3.2%
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	3.0%
Discovery, Inc. (Class C Stock)	Media	2.8%
Oracle Corp.	Software	2.6%

AST International Growth
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	China	2.6%
AIA Group Ltd.	Insurance	Hong Kong	2.2%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.1%
Safran SA	Aerospace & Defense	France	2.0%
Airbus SE	Aerospace & Defense	France	1.9%
L’Oreal SA	Personal Products	France	1.8%
Adyen NV	IT Services	Netherlands	1.7%
Tencent Holdings Ltd.	Interactive Media & Services	China	1.6%
Experian PLC	Professional Services	United Kingdom	1.6%
Novartis AG	Pharmaceuticals	Switzerland	1.5%

AST International Value
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Sanofi	Pharmaceuticals	France	2.1%
Novartis AG	Pharmaceuticals	Switzerland	1.7%
Roche Holding AG	Pharmaceuticals	Switzerland	1.6%
SAP SE	Software	Germany	1.5%
Royal Dutch Shell PLC (Class A Stock)	Oil, Gas & Consumable Fuels	Netherlands	1.4%
Aon PLC	Insurance	United States	1.3%
Medtronic PLC	Health Care Equipment & Supplies	United States	1.1%
Anheuser-Busch InBev SA/NV (Class B Stock)	Beverages	Belgium	1.1%
TOTAL SA	Oil, Gas & Consumable Fuels	France	1.1%
RELX PLC	Professional Services	United Kingdom	1.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST J.P. Morgan International Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Nestle SA	Food Products	Switzerland	4.3%
AIA Group Ltd.	Insurance	Hong Kong	2.7%
Royal Dutch Shell PLC (Class A Stock)	Oil, Gas & Consumable Fuels	Netherlands	2.7%
Novartis AG	Pharmaceuticals	Switzerland	2.7%
Roche Holding AG	Pharmaceuticals	Switzerland	2.4%
Unilever PLC	Personal Products	United Kingdom	2.4%
Diageo PLC	Beverages	United Kingdom	2.3%
SAP SE	Software	Germany	2.2%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	1.8%
TOTAL SA	Oil, Gas & Consumable Fuels	France	1.8%

AST Jennison Large-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.0%
Microsoft Corp.	Software	5.1%
Mastercard, Inc. (Class A Stock)	IT Services	4.1%
salesforce.com, Inc.	Software	3.9%
Visa, Inc. (Class A Stock)	IT Services	3.6%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.6%
Netflix, Inc.	Entertainment	3.2%
Adobe, Inc.	Software	2.9%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	2.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.6%

AST Loomis Sayles Large-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Visa, Inc. (Class A Stock)	IT Services	6.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.8%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	6.0%
Oracle Corp.	Software	5.2%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	5.1%
Autodesk, Inc.	Software	4.3%
Microsoft Corp.	Software	3.7%
Monster Beverage Corp.	Beverages	3.5%
Starbucks Corp.	Hotels, Restaurants & Leisure	3.4%
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	3.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST MFS Global Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	3.3%
Visa, Inc. (Class A Stock)	IT Services	United States	3.2%
Medtronic PLC	Health Care Equipment & Supplies	United States	2.9%
Comcast Corp. (Class A Stock)	Media	United States	2.9%
Nestle SA	Food Products	Switzerland	2.8%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.7%
Accenture PLC (Class A Stock)	IT Services	United States	2.6%
Honeywell International, Inc.	Industrial Conglomerates	United States	2.5%
Schneider Electric SE	Electrical Equipment	France	2.3%
Walt Disney Co. (The)	Entertainment	United States	2.2%

AST MFS Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	7.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.2%
Visa, Inc. (Class A Stock)	IT Services	5.0%
Adobe, Inc.	Software	4.4%
Mastercard, Inc. (Class A Stock)	IT Services	4.2%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.5%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.9%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	2.8%
Danaher Corp.	Health Care Equipment & Supplies	2.2%
Fiserv, Inc.	IT Services	2.2%

AST MFS Large-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
JPMorgan Chase & Co.	Banks	4.5%
Johnson & Johnson	Pharmaceuticals	3.5%
Comcast Corp. (Class A Stock)	Media	2.8%
Accenture PLC (Class A Stock)	IT Services	2.8%
Medtronic PLC	Health Care Equipment & Supplies	2.7%
Pfizer, Inc.	Pharmaceuticals	2.4%
Aon PLC	Insurance	2.4%
Citigroup, Inc.	Banks	2.3%
Honeywell International, Inc.	Industrial Conglomerates	2.2%
Travelers Cos., Inc. (The)	Insurance	2.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Mid-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
ServiceNow, Inc.	Software	2.2%
Bright Horizons Family Solutions, Inc.	Diversified Consumer Services	2.1%
Global Payments, Inc.	IT Services	2.0%
Roper Technologies, Inc.	Industrial Conglomerates	1.8%
AMETEK, Inc.	Electrical Equipment	1.7%
Verisk Analytics, Inc.	Professional Services	1.7%
Euronet Worldwide, Inc.	IT Services	1.7%
Cooper Cos., Inc. (The)	Health Care Equipment & Supplies	1.5%
Total System Services, Inc.	IT Services	1.5%
IHS Markit Ltd.	Professional Services	1.5%

AST Neuberger Berman/LSV Mid-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
KeyCorp	Banks	1.8%
AerCap Holdings NV (Ireland)	Trading Companies & Distributors	1.5%
Wyndham Destinations, Inc.	Hotels, Restaurants & Leisure	1.3%
Spirit AeroSystems Holdings, Inc. (Class A Stock)	Aerospace & Defense	1.3%
Johnson Controls International PLC	Building Products	1.3%
General Dynamics Corp.	Aerospace & Defense	1.3%
Party City Holdco, Inc.	Specialty Retail	1.2%
Starwood Property Trust, Inc.	Mortgage Real Estate Investment Trusts (REITs)	1.2%
Molson Coors Brewing Co. (Class B Stock)	Beverages	1.1%
Best Buy Co., Inc.	Specialty Retail	1.1%

AST Parametric Emerging Markets Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
iShares Core MSCI Emerging Markets ETF	Exchange-Traded Funds	United States	1.4%
Sberbank of Russia PJSC	Banks	Russia	0.8%
Gazprom PJSC	Oil, Gas & Consumable Fuels	Russia	0.8%
Naspers Ltd. (Class N Stock)	Internet & Direct Marketing Retail	South Africa	0.7%
Credicorp Ltd.	Banks	Peru	0.7%
America Movil SAB de CV (Class L Stock)	Wireless Telecommunication Services	Mexico	0.7%
LUKOIL PJSC	Oil, Gas & Consumable Fuels	Russia	0.6%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	0.5%
Grupo Financiero Banorte SAB de CV (Class O Stock)	Banks	Mexico	0.5%
Qatar National Bank QPSC	Banks	Qatar	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST QMA Large-Cap
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	5.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.0%
Visa, Inc. (Class A Stock)	IT Services	1.9%
Verizon Communications, Inc.	Diversified Telecommunication Services	1.7%
Cisco Systems, Inc.	Communications Equipment	1.7%
Chevron Corp.	Oil, Gas & Consumable Fuels	1.7%
AT&T, Inc.	Diversified Telecommunication Services	1.7%
PepsiCo, Inc.	Beverages	1.7%

AST Small-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Chegg, Inc.	Diversified Consumer Services	2.7%
Planet Fitness, Inc. (Class A Stock)	Hotels, Restaurants & Leisure	2.0%
Teladoc Health, Inc.	Health Care Technology	1.6%
Mercury Systems, Inc.	Aerospace & Defense	1.5%
Universal Display Corp.	Semiconductors & Semiconductor Equipment	1.5%
Varonis Systems, Inc.	Software	1.4%
Ollie’s Bargain Outlet Holdings, Inc.	Multiline Retail	1.3%
ForeScout Technologies, Inc.	Software	1.3%
Alteryx, Inc. (Class A Stock)	Software	1.3%
Chart Industries, Inc.	Machinery	1.3%

AST Small-Cap Growth Opportunities
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Steven Madden Ltd.	Textiles, Apparel & Luxury Goods	1.1%
Euronet Worldwide, Inc.	IT Services	1.1%
Blueprint Medicines Corp.	Biotechnology	1.1%
iShares Russell 2000 Growth ETF	Exchange-Traded Fund	1.0%
Insulet Corp.	Health Care Equipment & Supplies	1.0%
Coupa Software, Inc.	Software	1.0%
Wix.com Ltd. (Israel)	IT Services	1.0%
Axon Enterprise, Inc.	Aerospace & Defense	1.0%
Arena Pharmaceuticals, Inc.	Biotechnology	0.9%
Everbridge, Inc.	Software	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Small-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
IBERIABANK Corp.	Banks	1.5%
Portland General Electric Co.	Electric Utilities	1.4%
Sterling Bancorp	Banks	0.9%
Cousins Properties, Inc.	Equity Real Estate Investment Trusts (REITs)	0.9%
IDACORP, Inc.	Electric Utilities	0.8%
MACOM Technology Solutions Holdings, Inc.	Semiconductors & Semiconductor Equipment	0.8%
Tech Data Corp.	Electronic Equipment, Instruments & Components	0.8%
CACI International, Inc. (Class A Stock)	IT Services	0.8%
Darling Ingredients, Inc.	Food Products	0.8%
Blackstone Mortgage Trust, Inc. (Class A Stock)	Mortgage Real Estate Investment Trusts (REITs)	0.8%

AST T. Rowe Price Large-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Amazon.com, Inc.	Internet & Direct Marketing Retail	8.5%
Microsoft Corp.	Software	7.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	5.7%
Visa, Inc. (Class A Stock)	IT Services	5.1%
Boeing Co. (The)	Aerospace & Defense	5.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	4.2%
Stryker Corp.	Health Care Equipment & Supplies	2.3%
Tencent Holdings Ltd. (China), ADR	Interactive Media & Services	2.3%
Intuit, Inc.	Software	2.2%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	2.2%

AST T. Rowe Price Large-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Wells Fargo & Co.	Banks	3.3%
JPMorgan Chase & Co.	Banks	3.3%
Microsoft Corp.	Software	3.3%
Tyson Foods, Inc. (Class A Stock)	Food Products	2.6%
TOTAL SA (France), ADR	Oil, Gas & Consumable Fuels	2.6%
Pfizer, Inc.	Pharmaceuticals	2.6%
American International Group, Inc.	Insurance	2.3%
Southern Co. (The)	Electric Utilities	2.3%
Cisco Systems, Inc.	Communications Equipment	2.2%
Medtronic PLC	Health Care Equipment & Supplies	2.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST T. Rowe Price Natural Resources
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
TOTAL SA	Integrated Oil & Gas	France	5.0%
Linde PLC	Industrial Gases	United Kingdom	2.9%
Air Products & Chemicals, Inc.	Industrial Gases	United States	2.9%
Concho Resources, Inc.	Oil & Gas Exploration & Production	United States	2.7%
EOG Resources, Inc.	Oil & Gas Exploration & Production	United States	2.6%
BP PLC	Integrated Oil & Gas	United Kingdom	2.5%
TC Energy Corp.	Oil & Gas Storage & Transportation	Canada	2.2%
Occidental Petroleum Corp.	Integrated Oil & Gas	United States	2.2%
Pioneer Natural Resources Co.	Oil & Gas Exploration & Production	United States	1.9%
Diamondback Energy, Inc.	Oil & Gas Exploration & Production	United States	1.8%

AST Templeton Global Bond
Credit Quality	(% of Net Assets	)
AAA	14.1%
AA	4.3%
A	14.8%
BBB	18.0%
BB	13.4%
B	5.5%
CCC and Below	0.0%
NR	(2.1)%
Cash/Cash Equivalents	32.0%
Total Investments	100.0%

AST WEDGE Capital Mid-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Universal Health Services, Inc. (Class B Stock)	Health Care Providers & Services	4.4%
TransDigm Group, Inc.	Aerospace & Defense	4.4%
Ally Financial, Inc.	Consumer Finance	4.3%
Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	3.6%
FirstEnergy Corp.	Electric Utilities	3.6%
Ashland Global Holdings, Inc.	Chemicals	3.4%
Republic Services, Inc.	Commercial Services & Supplies	3.3%
Lamar Advertising Co. (Class A Stock)	Equity Real Estate Investment Trusts (REITs)	3.2%
EPR Properties	Equity Real Estate Investment Trusts (REITs)	3.0%
AerCap Holdings NV (Ireland)	Trading Companies & Distributors	2.9%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Wellington Management Hedged Equity
Ten Largest Holdings	Line of Business	(% of Net Assets	)
American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	1.5%
Medtronic PLC	Health Care Equipment & Supplies	1.4%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.4%
Chubb Ltd.	Insurance	1.3%
Canadian National Railway Co. (Canada)	Road & Rail	1.1%
PNC Financial Services Group, Inc. (The)	Banks	1.1%
Lockheed Martin Corp.	Aerospace & Defense	1.0%
Public Storage	Equity Real Estate Investment Trusts (REITs)	1.0%
Novartis AG (Switzerland)	Pharmaceuticals	0.9%
Coca-Cola Co. (The)	Beverages	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST AQR Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,096.20	1.34%	$6.96
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

AST Cohen & Steers Realty Portfolio	Actual	$1,000.00	$1,201.50	1.06%	$5.79
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

AST Goldman Sachs Small-Cap Value Portfolio	Actual	$1,000.00	$1,155.80	1.03%	$5.51
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

AST Hotchkis & Wiley Large-Cap Value Portfolio	Actual	$1,000.00	$1,195.40	0.82%	$4.46
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

AST International Growth Portfolio	Actual	$1,000.00	$1,209.80	1.08%	$5.92
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

AST International Value Portfolio	Actual	$1,000.00	$1,116.90	1.10%	$5.77
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST J.P. Morgan International Equity Portfolio	Actual	$1,000.00	$1,186.90	1.02%	$5.53
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

AST Jennison Large-Cap Growth Portfolio	Actual	$1,000.00	$1,207.90	0.99%	$5.42
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST Loomis Sayles Large-Cap Growth Portfolio	Actual	$1,000.00	$1,218.40	0.91%	$5.01
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST MFS Global Equity Portfolio	Actual	$1,000.00	$1,205.80	1.11%	$6.07
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2019

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST MFS Growth Portfolio	Actual	$1,000.00	$1,256.80	0.97%	$5.43
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

AST MFS Large-Cap Value Portfolio	Actual	$1,000.00	$1,182.20	0.93%	$5.03
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,266.10	0.98%	$5.51
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Actual	$1,000.00	$1,138.20	1.00%	$5.30
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST Parametric Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,093.20	1.39%	$7.21
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

AST QMA Large-Cap Portfolio	Actual	$1,000.00	$1,152.90	0.81%	$4.32
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

AST Small-Cap Growth Portfolio	Actual	$1,000.00	$1,271.30	0.99%	$5.58
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST Small-Cap Growth Opportunities Portfolio	Actual	$1,000.00	$1,267.50	1.05%	$5.90
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST Small-Cap Value Portfolio	Actual	$1,000.00	$1,138.90	1.07%	$5.67
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

AST T. Rowe Price Large-Cap Growth Portfolio	Actual	$1,000.00	$1,180.60	0.90%	$4.87
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

AST T. Rowe Price Large-Cap Value Portfolio	Actual	$1,000.00	$1,155.10	0.83%	$4.44
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

AST T. Rowe Price Natural Resources Portfolio	Actual	$1,000.00	$1,132.90	1.03%	$5.45
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

AST Templeton Global Bond Portfolio	Actual	$1,000.00	$1,037.40	0.93%	$4.70
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST WEDGE Capital Mid-Cap Value Portfolio	Actual	$1,000.00	$1,144.50	1.06%	$5.64
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

AST Wellington Management Hedged Equity Portfolio	Actual	$1,000.00	$1,137.70	1.06%	$5.62
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolio’s descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PQSC	Private Qatar Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RTS	Russian Trading System
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 92.7%

COMMON STOCKS — 92.2%	Shares	Value
Brazil — 3.2%
B3 SA — Brasil Bolsa Balcao	30,800	$301,026
Banco Bradesco SA, ADR	43,391	426,100
Banco BTG Pactual SA, UTS	3,800	49,985
Banco do Brasil SA	62,200	871,135
BB Seguridade Participacoes SA	21,200	179,705
Centrais Eletricas Brasileiras SA	48,900	448,765
Cia de Saneamento Basico do Estado de Sao Paulo	43,200	529,207
Cielo SA	277,000	485,478
Cosan SA	11,500	138,751
Embraer SA, ADR	6,402	128,872
Petrobras Distribuidora SA	88,600	576,600
Porto Seguro SA	12,500	169,273
Sul America SA, UTS	43,100	421,577
TIM Participacoes SA, ADR(a)	24,217	362,528
Vale SA, ADR	13,205	177,475

		5,266,477

Chile — 1.5%
Banco de Chile	3,903,437	575,471
Banco de Credito e Inversiones SA	2,207	152,263
Banco Santander Chile, ADR	2,319	69,385
Cia Cervecerias Unidas SA, ADR	13,715	387,449
Empresas CMPC SA	41,661	114,355
Empresas CopEC SA	5,098	55,853
Enel Americas SA, ADR	112,189	995,116
Itau CorpBanca	10,571,629	88,270

		2,438,162

China — 35.3%
58.com, Inc., ADR*	2,792	173,579
AAC Technologies Holdings, Inc.	42,500	241,413
Agricultural Bank of China Ltd. (Class A Stock)	496,100	260,284
Air China Ltd. (Class H Stock)	50,000	50,594
Alibaba Group Holding Ltd., ADR*	38,688	6,555,682
Aluminum Corp. of China Ltd. (Class H Stock)*	124,000	44,012
Anhui Conch Cement Co. Ltd. (Class H Stock)	166,500	1,042,351
ANTA Sports Products Ltd.	180,000	1,238,817
Autohome, Inc., ADR*(a)	2,630	225,181
Baidu, Inc., ADR*	8,379	983,359
Bank of China Ltd. (Class A Stock)	451,800	246,207
Bank of China Ltd. (Class H Stock)	2,376,000	1,003,817
Bank of Communications Co. Ltd. (Class A Stock)	119,400	106,503
Beijing Capital International Airport Co. Ltd. (Class H Stock)	864,000	758,613
Beijing Enterprises Holdings Ltd.	94,000	477,835
China CITIC Bank Corp. Ltd. (Class H Stock)	131,000	74,602
China Communications Services Corp. Ltd. (Class H Stock)	744,000	577,393
China Construction Bank Corp. (Class H Stock)	3,363,000	2,896,348
China Evergrande Group	97,000	272,373
China Hongqiao Group Ltd.	117,500	83,008

COMMON STOCKS (continued)	Shares	Value
China (continued)
China Jinmao Holdings Group Ltd.	110,000	$66,930
China Longyuan Power Group Corp. Ltd. (Class H Stock)	1,065,000	683,838
China Medical System Holdings Ltd.	956,000	876,553
China Merchants Bank Co. Ltd. (Class A Stock)	15,500	81,084
China Mobile Ltd.	448,500	4,077,422
China National Building Material Co. Ltd. (Class H Stock)	92,000	80,943
China Oriental Group Co. Ltd.	280,000	163,913
China Overseas Land & Investment Ltd.	230,000	848,266
China Pacific Insurance Group Co. Ltd. (Class A Stock)	8,900	47,306
China Petroleum & Chemical Corp. (Class A Stock)	167,900	133,631
China Resources Gas Group Ltd.	10,000	49,595
China Resources Land Ltd.	166,000	731,184
China Resources Pharmaceutical Group Ltd., 144A	545,000	616,524
China Resources Power Holdings Co. Ltd.	726,000	1,059,409
China Taiping Insurance Holdings Co. Ltd.	95,200	255,126
China Telecom Corp. Ltd. (Class H Stock)	1,266,000	636,437
China Traditional Chinese Medicine Holdings Co. Ltd.	230,000	112,097
China Unicom Hong Kong Ltd.	128,000	140,371
China Vanke Co. Ltd. (Class H Stock)	123,400	462,812
China Yangtze Power Co. Ltd. (Class A Stock)	204,997	534,243
CITIC Ltd.	644,000	929,353
CITIC Securities Co. Ltd. (Class A Stock)	27,100	94,248
CNOOC Ltd.	405,000	689,930
Country Garden Holdings Co. Ltd.	354,000	539,264
CSPC Pharmaceutical Group Ltd.	892,000	1,439,124
Ctrip.com International Ltd., ADR*	12,364	456,355
Far East Horizon Ltd.	197,000	201,999
Genscript Biotech Corp.*	90,000	226,662
Guangdong Investment Ltd.	510,000	1,009,300
Haitong Securities Co. Ltd. (Class A Stock)	32,100	66,545
Hua Hong Semiconductor Ltd., 144A	110,000	213,188
Huatai Securities Co. Ltd. (Class A Stock)	20,500	66,810
Huazhu Group Ltd., ADR	6,249	226,526
Industrial & Commercial Bank of China Ltd. (Class A Stock)	168,800	144,773
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,054,000	1,497,920
Industrial Bank Co. Ltd. (Class A Stock)	17,200	45,836

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
JD.com, Inc., ADR*	23,952	$725,506
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	7,291	70,079
Kingdee International Software Group Co. Ltd.	46,000	49,871
Kingsoft Corp. Ltd.*	161,000	349,157
Kweichow Moutai Co. Ltd. (Class A Stock)	300	42,986
Longfor Group Holdings Ltd.	42,500	160,847
MMG Ltd.*	216,000	75,666
Momo, Inc., ADR	5,244	187,735
NetEase, Inc., ADR	2,358	603,106
New China Life Insurance Co. Ltd. (Class A Stock)	9,100	73,019
New China Life Insurance Co. Ltd. (Class H Stock)	95,000	462,989
New Oriental Education & Technology Group, Inc., ADR*	5,338	515,544
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	1,191,000	465,280
PICC Property & Casualty Co. Ltd. (Class H Stock)	1,620,000	1,747,705
Ping An Bank Co. Ltd. (Class A Stock)	33,500	67,187
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	15,600	201,336
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	1,096,000	995,985
Shimao Property Holdings Ltd.	41,000	125,067
SINA Corp.*	2,518	108,601
Sinotruk Hong Kong Ltd.	374,000	647,816
Sunac China Holdings Ltd.	86,000	423,860
TAL Education Group, ADR*	10,080	384,048
Tencent Holdings Ltd.	232,700	10,509,644
Tingyi Cayman Islands Holding Corp.	300,000	501,281
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	52,000	62,084
Uni-President China Holdings Ltd.	431,000	480,393
Vipshop Holdings Ltd., ADR*	13,092	112,984
Weichai Power Co. Ltd. (Class H Stock)	438,000	741,678
Yum China Holdings, Inc.	12,172	562,346
YY, Inc., ADR*	2,101	146,419
Zhejiang Expressway Co. Ltd. (Class H Stock)	66,000	69,558
ZTO Express Cayman, Inc., ADR	13,430	256,782

		58,744,047

Hong Kong — 0.7%
Fullshare Holdings Ltd.*	1,415,000	88,260
Haier Electronics Group Co. Ltd.	80,000	222,255
Kingboard Laminates Holdings Ltd.	586,000	538,752
Sino Biopharmaceutical Ltd.	234,000	239,721
SSY Group Ltd.	72,000	65,053

		1,154,041

COMMON STOCKS (continued)	Shares	Value
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	33,931	$376,306
OTP Bank Nyrt	8,255	328,347

		704,653

India — 1.0%
Aurobindo Pharma Ltd.	10,371	91,479
GAIL India Ltd.	39,896	180,534
HCL Technologies Ltd.	20,877	322,018
Indiabulls Housing Finance Ltd.	14,251	125,480
Infosys Ltd., ADR(a)	14,656	156,819
Tata Consultancy Services Ltd.	15,854	512,141
Wipro Ltd., ADR(a)	59,142	256,085

		1,644,556

Indonesia — 2.1%
Bank Central Asia Tbk PT	234,300	497,414
Bank Mandiri Persero Tbk PT	739,000	420,028
Bank Negara Indonesia Persero Tbk PT	1,751,100	1,140,522
Bank Rakyat Indonesia Persero Tbk PT	807,900	249,517
Bukit ASAm Tbk PT	440,600	92,504
Charoen Pokphand Indonesia Tbk PT	376,800	126,261
Perusahaan Gas Negara Tbk PT	414,600	62,097
Unilever Indonesia Tbk PT	73,800	235,181
United Tractors Tbk PT	349,800	698,374

		3,521,898

Malaysia — 6.9%
AirAsia Group Bhd	498,702	330,124
AMMB Holdings Bhd	144,400	147,850
Genting Bhd	311,600	510,983
Genting Malaysia Bhd	1,015,800	796,732
Hartalega Holdings Bhd	560,200	710,750
Hong Leong Bank Bhd	176,200	809,951
IHH Healthcare Bhd	324,100	454,677
Malayan Banking Bhd	447,600	961,825
Malaysia Airports Holdings Bhd	338,500	697,474
MISC Bhd	95,700	165,507
Nestle Malaysia Bhd	12,700	458,023
Petronas Chemicals Group Bhd	1,032,100	2,097,852
Petronas Dagangan Bhd	25,900	159,193
Petronas Gas Bhd	163,200	685,974
PPB Group Bhd	69,700	315,339
Public Bank Bhd	197,800	1,100,333
RHB Bank Bhd	409,800	555,003
Sime Darby Bhd	910,500	498,243

		11,455,833

Mexico — 1.1%
Alfa SAB de CV (Class A Stock)	444,925	436,261
Arca Continental SAB de CV	50,000	270,401
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	18,094	138,419
Fibra Uno Administracion SA de CV	178,600	236,908
Gruma SAB de CV (Class B Stock)	34,635	325,802

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV (Class O Stock)	27,800	$161,466
Grupo Mexico SAB de CV (Class B Stock)	84,100	223,989

		1,793,246

Peru — 0.5%
Credicorp Ltd.	3,004	687,646
Southern Copper Corp.	6,044	234,809

		922,455

Philippines — 0.7%
Ayala Corp.	7,115	124,303
Ayala Land, Inc.	186,400	184,625
BDO Unibank, Inc.	27,460	75,034
International Container Terminal Services, Inc.	182,470	520,183
PLDT, Inc., ADR	4,906	121,767
SM Prime Holdings, Inc.	222,500	160,959

		1,186,871

Poland — 0.5%
Jastrzebska Spolka Weglowa SA*	18,516	234,354
KGHM Polska Miedz SA*	6,189	171,697
Polskie Gornictwo Naftowe i Gazownictwo SA	31,931	45,417
Powszechny Zaklad Ubezpieczen SA	32,348	378,651

		830,119

Qatar — 0.5%
Industries Qatar QSC	32,970	104,217
Qatar Islamic Bank SAQ	6,260	28,551
Qatar National Bank QPSC	137,230	716,804

		849,572

Romania — 0.1%
NEPI Rockcastle PLC	16,618	152,618

Russia — 3.2%
Gazprom PJSC, ADR	156,193	1,145,235
LUKOIL PJSC, ADR	11,643	984,126
MMC Norilsk Nickel PJSC, ADR	13,410	304,314
Mobile TeleSystems PJSC, ADR(a)	105,147	978,919
Novatek PJSC, GDR	3,280	695,812
Rosneft Oil Co. PJSC, GDR	39,709	260,605
Severstal PJSC, GDR	45,257	764,767
Surgutneftegas PJSC, ADR	53,495	220,433

		5,354,211

South Africa — 1.2%
Absa Group Ltd.	3,846	48,046
Anglo American Platinum Ltd.	917	54,528
AngloGold Ashanti Ltd., ADR	10,200	181,662
Discovery Ltd.	12,999	137,642
Growthpoint Properties Ltd.	422,250	728,484
Investec Ltd.	9,432	61,480
MMI Holdings Ltd.	34,863	46,979
Nedbank Group Ltd.	8,340	149,918
Redefine Properties Ltd.	195,025	125,267

COMMON STOCKS (continued)	Shares	Value
South Africa (continued)
Remgro Ltd.	20,354	$271,756
Truworths International Ltd.	45,620	226,951

		2,032,713

South Korea — 17.9%
Amorepacific Corp.	1,642	234,369
BNK Financial Group, Inc.	59,933	388,370
Cheil Worldwide, Inc.	9,373	238,996
CJ Corp.	1,383	120,783
Daelim Industrial Co. Ltd.	11,315	1,128,346
DB Insurance Co. Ltd.	4,580	234,858
Doosan Bobcat, Inc.	16,425	517,901
E-MART, Inc.	492	59,691
GS Engineering & Construction Corp.	3,414	119,599
Hana Financial Group, Inc.	31,654	1,026,214
Hankook Tire & Technology Co. Ltd.	8,357	254,132
Hanmi Science Co. Ltd.	1,327	78,352
Hanwha Life Insurance Co. Ltd.	50,801	144,028
Hyundai Department Store Co. Ltd.	8,283	593,410
Hyundai Engineering & Construction Co. Ltd.	16,092	749,722
Hyundai Glovis Co. Ltd.	1,011	140,960
Hyundai Marine & Fire Insurance Co. Ltd.	22,076	542,947
KCC Corp.	1,338	319,229
Kia Motors Corp.	18,266	695,633
Korea Investment Holdings Co. Ltd.	1,125	78,557
Korea Zinc Co. Ltd.	2,047	842,462
KT Corp., ADR	41,471	512,996
KT&G Corp.	12,363	1,051,826
Kumho Petrochemical Co. Ltd.	6,912	583,794
LG Corp.	5,353	356,079
LG Electronics, Inc.	10,696	736,763
Medy-Tox, Inc.	1,023	398,614
NCSoft Corp.	1,932	798,639
POSCO	3,861	817,135
S-1 Corp.	1,845	156,024
Samsung Electronics Co. Ltd.	232,539	9,463,060
Samsung Engineering Co. Ltd.*	14,065	209,564
Samsung Fire & Marine Insurance Co. Ltd.	2,815	653,787
Samsung Life Insurance Co. Ltd.	8,874	642,353
Samsung SDS Co. Ltd.	5,967	1,112,079
Samsung Securities Co. Ltd.	11,019	373,564
SK Hynix, Inc.	29,504	1,776,071
SK Telecom Co. Ltd.	3,150	705,735
Woongjin Coway Co. Ltd.	3,275	219,535
Woori Financial Group, Inc.	18,092	220,366
Yuhan Corp.	2,134	451,639

		29,748,182

Taiwan — 10.9%
Asia Cement Corp.	71,000	108,735
Catcher Technology Co. Ltd.	55,000	394,847
Chang Hwa Commercial Bank Ltd.	305,000	205,573

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
China Airlines Ltd.	898,000	$284,859
China Development Financial Holding Corp.	1,359,000	414,681
China Life Insurance Co. Ltd.	629,082	503,487
Delta Electronics, Inc.	240,000	1,220,097
E.Sun Financial Holding Co. Ltd.	1,144,575	958,310
Far Eastern New Century Corp.	133,000	143,629
Feng TAY Enterprise Co. Ltd.	45,000	351,772
First Financial Holding Co. Ltd.	1,479,032	1,085,552
Globalwafers Co. Ltd.	28,000	284,518
Hua Nan Financial Holdings Co. Ltd.	307,454	206,300
Inventec Corp.	256,000	203,828
Largan Precision Co. Ltd.	4,000	497,988
Lite-On Technology Corp.	137,000	200,492
MediaTek, Inc.	46,000	466,680
Mega Financial Holding Co. Ltd.	282,000	280,557
Nanya Technology Corp.	105,000	217,843
Nien Made Enterprise Co. Ltd.	8,000	60,367
Phison Electronics Corp.	62,000	566,073
President Chain Store Corp.	140,000	1,355,031
Realtek Semiconductor Corp.	76,000	559,898
SinoPac Financial Holdings Co. Ltd.	867,000	364,410
Taiwan Business Bank	2,009,000	884,238
Taiwan Cooperative Financial Holding Co. Ltd.	556,780	372,849
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	79,002	3,094,508
Uni-President Enterprises Corp.	619,000	1,648,168
Walsin Technology Corp.	14,000	74,351
Yuanta Financial Holding Co. Ltd.	336,000	201,737
Zhen Ding Technology Holding Ltd.	304,000	975,913

		18,187,291

Thailand — 3.2%
Bangkok Bank PCL, NVDR	112,700	723,802
Bangkok Dusit Medical Services PCL, NVDR	1,319,900	1,118,697
Bumrungrad Hospital PCL, NVDR	233,900	1,288,447
Central Pattana PCL, NVDR	28,800	70,372
Delta Electronics Thailand PCL, NVDR	27,500	60,868
Electricity Generating PCL, NVDR	82,800	877,344
Kasikornbank PCL, NVDR	7,800	47,839
Krung Thai Bank PCL, NVDR	512,900	326,084
PTT Global Chemical PCL, NVDR	131,300	273,985
Robinson PCL, NVDR	77,400	141,870
Thai Oil PCL, NVDR	33,600	72,858
Thai Union Group PCL, NVDR	261,400	156,011
TMB Bank PCL, NVDR	2,531,000	161,792

		5,319,969

Turkey — 0.1%
TAV Havalimanlari Holding A/S	21,817	101,958

COMMON STOCKS (continued)	Shares	Value
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	85,742	$193,748
Emaar Properties PJSC	109,767	132,208
Emirates Telecommunications Group Co. PJSC	43,092	195,601
First Abu Dhabi Bank PJSC	110,453	446,921

		968,478

United States — 0.6%
JBS SA	183,800	1,008,041

TOTAL COMMON STOCKS (cost $153,002,470)		153,385,391

PREFERRED STOCKS — 0.5%
Brazil
Cia Energetica de Minas Gerais (PRFC)	54,500	210,906
Itausa — Investimentos Itau SA (PRFC)	65,700	221,056
Petroleo Brasileiro SA (PRFC)	59,600	423,569

TOTAL PREFERRED STOCKS (cost $807,707)		855,531

TOTAL LONG-TERM INVESTMENTS (cost $153,810,177)		154,240,922

SHORT-TERM INVESTMENTS — 7.8%
AFFILIATED MUTUAL FUNDS — 7.3%
PGIM Core Ultra Short Bond Fund(w)	10,405,491	10,405,491
PGIM Institutional Money Market Fund (cost $1,747,676; includes $1,743,741 of cash collateral for securities on loan)(b)(w)	1,747,225	1,747,749

TOTAL AFFILIATED MUTUAL FUNDS (cost $12,153,167)		12,153,240

UNAFFILIATED MUTUAL FUND — 0.5%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund(vv) (cost $730,000)	730,000	730,000

TOTAL SHORT-TERM INVESTMENTS (cost $12,883,167)		12,883,240

TOTAL INVESTMENTS — 100.5% (cost $166,693,344)		167,124,162
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.5)%		(781,090)

NET ASSETS — 100.0%		$166,343,072

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,664,288; cash collateral of $1,743,741 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(vv)	Includes an amount of $730,000 segregated as collateral for OTC derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
204	Mini MSCI Emerging Markets Index	Sep. 2019	$10,744,680	$448,258

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/18/19	Citibank, N.A.	BRL	4,700	$1,198,721	$1,214,172	$15,451	$—
Expiring 09/18/19	Citibank, N.A.	BRL	4,500	1,151,141	1,162,506	11,365	—
Expiring 09/18/19	Citibank, N.A.	BRL	3,700	951,301	955,838	4,537	—
Expiring 09/18/19	Citibank, N.A.	BRL	3,500	903,191	904,171	980	—
Expiring 09/18/19	Citibank, N.A.	BRL	2,900	749,046	749,170	124	—
Expiring 09/18/19	Citibank, N.A.	BRL	2,500	648,766	645,837	—	(2,929)
Expiring 09/18/19	Citibank, N.A.	BRL	1,700	441,468	439,168	—	(2,300)
Expiring 09/18/19	Citibank, N.A.	BRL	1,400	358,855	361,668	2,813	—
Expiring 09/18/19	Citibank, N.A.	BRL	1,200	308,485	310,002	1,517	—
Expiring 09/18/19	Citibank, N.A.	BRL	1,000	255,885	258,334	2,449	—
Expiring 09/18/19	Citibank, N.A.	BRL	786	201,930	203,051	1,121	—
Expiring 09/18/19	Citibank, N.A.	BRL	317	78,586	81,919	3,333	—
Expiring 09/18/19	Citibank, N.A.	BRL	300	73,301	77,500	4,199	—
Expiring 09/18/19	Citibank, N.A.	BRL	200	49,080	51,667	2,587	—
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	960,000	1,353,261	1,417,329	64,068	—
Expiring 09/23/19	Citibank, N.A.	CLP	550,000	776,927	812,012	35,085	—
Expiring 09/23/19	Citibank, N.A.	CLP	100,000	144,134	147,638	3,504	—
Expiring 09/23/19	Citibank, N.A.	CLP	15,372	22,100	22,695	595	—
Expiring 09/23/19	Citibank, N.A.	CLP	9,918	13,981	14,642	661	—
Chinese Renminbi,
Expiring 09/18/19	Citibank, N.A.	CNH	10,100	1,456,809	1,469,230	12,421	—
Expiring 09/18/19	Citibank, N.A.	CNH	8,000	1,152,253	1,163,747	11,494	—
Expiring 09/18/19	Citibank, N.A.	CNH	5,876	847,556	854,772	7,216	—
Expiring 09/18/19	Citibank, N.A.	CNH	5,800	835,402	843,716	8,314	—
Expiring 09/18/19	Citibank, N.A.	CNH	3,832	552,214	557,435	5,221	—
Expiring 09/18/19	Citibank, N.A.	CNH	1,500	218,061	218,202	141	—
Expiring 09/18/19	Citibank, N.A.	CNH	1,500	217,857	218,203	346	—
Expiring 09/18/19	Citibank, N.A.	CNH	1,400	201,920	203,656	1,736	—
Expiring 09/18/19	Citibank, N.A.	CNH	1,000	145,103	145,468	365	—
Expiring 09/18/19	Citibank, N.A.	CNH	600	86,228	87,281	1,053	—
Expiring 09/18/19	Citibank, N.A.	CNH	600	86,443	87,281	838	—
Expiring 09/18/19	Citibank, N.A.	CNH	600	86,421	87,281	860	—
Expiring 09/18/19	Citibank, N.A.	CNH	400	57,649	58,187	538	—
Expiring 09/18/19	Citibank, N.A.	CNH	400	58,240	58,187	—	(53)
Expiring 09/18/19	Citibank, N.A.	CNH	300	43,172	43,640	468	—
Expiring 09/18/19	Citibank, N.A.	CNH	100	14,459	14,547	88	—

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Colombian Peso,
Expiring 09/18/19	Citibank, N.A.	COP	3,160,000	$932,450	$978,394	$45,944	$—
Expiring 09/18/19	Citibank, N.A.	COP	3,160,000	967,017	978,394	11,377	—
Expiring 09/18/19	Citibank, N.A.	COP	1,900,000	593,443	588,275	—	(5,168)
Expiring 09/18/19	Citibank, N.A.	COP	300,000	90,744	92,885	2,141	—
Expiring 09/18/19	Citibank, N.A.	COP	300,000	93,647	92,885	—	(762)
Expiring 09/18/19	Citibank, N.A.	COP	34,358	10,363	10,638	275	—
Expiring 09/18/19	Citibank, N.A.	COP	20,996	6,169	6,501	332	—
Czech Koruna,
Expiring 09/18/19	Citibank, N.A.	CZK	19,273	836,879	862,901	26,022	—
Expiring 09/18/19	Citibank, N.A.	CZK	15,500	695,056	693,971	—	(1,085)
Expiring 09/18/19	Citibank, N.A.	CZK	15,200	668,818	680,540	11,722	—
Expiring 09/18/19	Citibank, N.A.	CZK	13,900	620,566	622,336	1,770	—
Expiring 09/18/19	Citibank, N.A.	CZK	12,150	542,920	543,969	1,049	—
Expiring 09/18/19	Citibank, N.A.	CZK	11,550	516,817	517,135	318	—
Expiring 09/18/19	Citibank, N.A.	CZK	11,197	494,666	501,316	6,650	—
Expiring 09/18/19	Citibank, N.A.	CZK	9,161	404,870	410,168	5,298	—
Expiring 09/18/19	Citibank, N.A.	CZK	6,600	292,591	295,498	2,907	—
Expiring 09/18/19	Citibank, N.A.	CZK	6,242	275,915	279,461	3,546	—
Expiring 09/18/19	Citibank, N.A.	CZK	2,227	96,696	99,705	3,009	—
Expiring 09/18/19	Citibank, N.A.	CZK	84	3,677	3,761	84	—
Expiring 09/18/19	Citibank, N.A.	CZK	56	2,423	2,508	85	—
Euro,
Expiring 09/18/19	Citibank, N.A.	EUR	90	101,286	103,013	1,727	—
Expiring 09/18/19	Citibank, N.A.	EUR	30	33,734	34,337	603	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,727	26,162	435	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,685	26,162	477	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,829	26,162	333	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,822	26,161	339	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,716	26,162	446	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,710	26,162	452	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,827	26,162	335	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,928	26,162	234	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,954	26,162	208	—
Expiring 09/18/19	Citibank, N.A.	EUR	23	25,677	26,162	485	—
Expiring 09/18/19	Citibank, N.A.	EUR	16	18,604	18,882	278	—
Expiring 09/18/19	Citibank, N.A.	EUR	10	11,262	11,446	184	—
Expiring 09/18/19	Citibank, N.A.	EUR	10	11,260	11,446	186	—
Expiring 09/18/19	Citibank, N.A.	EUR	10	11,405	11,446	41	—
Expiring 09/18/19	Citibank, N.A.	EUR	10	11,458	11,446	—	(12)
Expiring 09/18/19	Citibank, N.A.	EUR	10	11,241	11,446	205	—
Expiring 09/18/19	Citibank, N.A.	EUR	9	9,716	9,792	76	—
Expiring 09/18/19	Citibank, N.A.	EUR	8	9,411	9,444	33	—
Expiring 09/18/19	Citibank, N.A.	EUR	8	9,405	9,445	40	—
Expiring 09/18/19	Citibank, N.A.	EUR	8	9,364	9,445	81	—
Expiring 09/18/19	Citibank, N.A.	EUR	7	8,161	8,185	24	—
Expiring 09/18/19	Citibank, N.A.	EUR	7	7,533	7,557	24	—
Expiring 09/18/19	Citibank, N.A.	EUR	7	7,868	7,903	35	—
Expiring 09/18/19	Citibank, N.A.	EUR	7	8,467	8,533	66	—
Expiring 09/18/19	Citibank, N.A.	EUR	7	8,126	8,184	58	—
Expiring 09/18/19	Citibank, N.A.	EUR	6	7,175	7,280	105	—

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Hungarian Forint,
Expiring 09/18/19	Citibank, N.A.	HUF	316,000	$1,099,420	$1,117,970	$18,550	$—
Expiring 09/18/19	Citibank, N.A.	HUF	196,147	673,283	693,944	20,661	—
Expiring 09/18/19	Citibank, N.A.	HUF	196,147	677,527	693,944	16,417	—
Expiring 09/18/19	Citibank, N.A.	HUF	196,147	691,354	693,944	2,590	—
Expiring 09/18/19	Citibank, N.A.	HUF	196,147	676,662	693,943	17,281	—
Expiring 09/18/19	Citibank, N.A.	HUF	136,000	482,290	481,152	—	(1,138)
Expiring 09/18/19	Citibank, N.A.	HUF	106,000	376,480	375,015	—	(1,465)
Expiring 09/18/19	Citibank, N.A.	HUF	35,000	122,675	123,826	1,151	—
Expiring 09/18/19	Citibank, N.A.	HUF	2,051	7,208	7,256	48	—
Expiring 09/18/19	Citibank, N.A.	HUF	1,253	4,302	4,433	131	—
Indian Rupee,
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,824,393	1,855,106	30,713	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,826,636	1,855,106	28,470	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,834,280	1,855,105	20,825	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,830,136	1,855,105	24,969	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,832,555	1,855,106	22,551	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,829,223	1,855,105	25,882	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,831,710	1,855,106	23,396	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,840,404	1,855,106	14,702	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,848,026	1,855,106	7,080	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,847,437	1,855,105	7,668	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,843,041	1,855,105	12,064	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,842,566	1,855,105	12,539	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,842,894	1,855,106	12,212	—
Expiring 09/18/19	Citibank, N.A.	INR	129,408	1,831,138	1,855,106	23,968	—
Expiring 09/18/19	Citibank, N.A.	INR	17,123	243,808	245,465	1,657	—
Expiring 09/18/19	Citibank, N.A.	INR	9,826	138,876	140,859	1,983	—
Indonesian Rupiah,
Expiring 09/18/19	Citibank, N.A.	IDR	762,579	52,756	53,473	717	—
Expiring 09/18/19	Citibank, N.A.	IDR	327,808	22,242	22,986	744	—
Israeli Shekel,
Expiring 09/18/19	Citibank, N.A.	ILS	5,290	1,481,612	1,489,902	8,290	—
Expiring 09/18/19	Citibank, N.A.	ILS	5,290	1,474,344	1,489,902	15,558	—
Expiring 09/18/19	Citibank, N.A.	ILS	5,290	1,471,685	1,489,901	18,216	—
Expiring 09/18/19	Citibank, N.A.	ILS	5,290	1,479,187	1,489,902	10,715	—
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,916,110	1,914,316	—	(1,794)
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,925,971	1,914,316	—	(11,655)
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,922,453	1,914,315	—	(8,138)
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,919,264	1,914,315	—	(4,949)
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,915,306	1,914,316	—	(990)
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,900,470	1,914,316	13,846	—
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,858,190	1,914,315	56,125	—
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,855,409	1,914,316	58,907	—
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,867,651	1,914,316	46,665	—
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,872,299	1,914,316	42,017	—
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,861,764	1,914,315	52,551	—
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,907,890	1,914,316	6,426	—
Expiring 09/18/19	Citibank, N.A.	MXN	37,260	1,913,720	1,914,316	596	—
Expiring 09/18/19	Citibank, N.A.	MXN	35,743	1,779,781	1,836,425	56,644	—
Expiring 09/18/19	Citibank, N.A.	MXN	12,400	617,692	637,086	19,394	—
Expiring 09/18/19	Citibank, N.A.	MXN	4,000	200,198	205,512	5,314	—
Expiring 09/18/19	Citibank, N.A.	MXN	2,300	114,430	118,170	3,740	—
Expiring 09/18/19	Citibank, N.A.	MXN	1,516	75,492	77,891	2,399	—
Expiring 09/18/19	Citibank, N.A.	MXN	1,318	66,214	67,716	1,502	—
Expiring 09/18/19	Citibank, N.A.	MXN	877	44,812	45,059	247	—
Expiring 09/18/19	Citibank, N.A.	MXN	600	31,068	30,827	—	(241)

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
New Taiwanese Dollar,
Expiring 09/18/19	Citibank, N.A.	TWD	109,000	$3,533,353	$3,525,948	$—	$(7,405)
Expiring 09/18/19	Citibank, N.A.	TWD	60,000	1,948,692	1,940,889	—	(7,803)
Expiring 09/18/19	Citibank, N.A.	TWD	53,000	1,711,036	1,714,452	3,416	—
Expiring 09/18/19	Citibank, N.A.	TWD	14,000	454,217	452,874	—	(1,343)
Expiring 09/18/19	Citibank, N.A.	TWD	8,827	281,645	285,537	3,892	—
Expiring 09/18/19	Citibank, N.A.	TWD	6,200	197,919	200,558	2,639	—
Expiring 09/18/19	Citibank, N.A.	TWD	5,930	188,165	191,824	3,659	—
Peruvian Nuevo Sol,
Expiring 09/18/19	Citibank, N.A.	PEN	500	148,615	151,311	2,696	—
Expiring 09/18/19	Citibank, N.A.	PEN	100	29,912	30,262	350	—
Expiring 09/18/19	Citibank, N.A.	PEN	100	30,198	30,262	64	—
Expiring 09/18/19	Citibank, N.A.	PEN	100	30,201	30,263	62	—
Expiring 09/18/19	Citibank, N.A.	PEN	34	10,103	10,290	187	—
Expiring 09/18/19	Citibank, N.A.	PEN	21	6,223	6,355	132	—
Philippine Peso,
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	658,275	680,251	21,976	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	659,665	680,251	20,586	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	659,977	680,252	20,275	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	660,475	680,251	19,776	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	663,290	680,252	16,962	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	661,724	680,251	18,527	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	664,584	680,251	15,667	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	667,851	680,251	12,400	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	670,829	680,251	9,422	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	671,699	680,252	8,553	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	667,724	680,251	12,527	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	668,362	680,252	11,890	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	670,298	680,252	9,954	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,982	663,385	680,251	16,866	—
Expiring 09/18/19	Citibank, N.A.	PHP	1,464	28,042	28,468	426	—
Expiring 09/18/19	Citibank, N.A.	PHP	823	15,589	16,004	415	—
Polish Zloty,
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,042,052	1,076,445	34,393	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,041,531	1,076,445	34,914	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,047,384	1,076,445	29,061	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,048,479	1,076,445	27,966	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,043,540	1,076,445	32,905	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,046,066	1,076,444	30,378	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,050,408	1,076,445	26,037	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,055,473	1,076,446	20,973	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,057,587	1,076,445	18,858	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,055,792	1,076,445	20,653	—
Expiring 09/18/19	Citibank, N.A.	PLN	4,012	1,044,643	1,076,445	31,802	—
Expiring 09/18/19	Citibank, N.A.	PLN	3,599	936,112	965,728	29,616	—
Expiring 09/18/19	Citibank, N.A.	PLN	3,085	815,467	827,767	12,300	—
Expiring 09/18/19	Citibank, N.A.	PLN	2,314	615,145	620,825	5,680	—
Expiring 09/18/19	Citibank, N.A.	PLN	927	246,243	248,678	2,435	—
Expiring 09/18/19	Citibank, N.A.	PLN	771	204,934	206,941	2,007	—
Expiring 09/18/19	Citibank, N.A.	PLN	514	135,929	137,961	2,032	—
Expiring 09/18/19	Citibank, N.A.	PLN	413	107,391	110,717	3,326	—
Expiring 09/18/19	Citibank, N.A.	PLN	413	108,995	110,718	1,723	—
Expiring 09/18/19	Citibank, N.A.	PLN	105	27,652	28,175	523	—
Expiring 09/18/19	Citibank, N.A.	PLN	62	16,133	16,637	504	—

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Russian Ruble,
Expiring 09/18/19	Citibank, N.A.	RUB	154,333	$2,346,986	$2,411,853	$64,867	$—
Expiring 09/18/19	Citibank, N.A.	RUB	154,333	2,327,978	2,411,852	83,874	—
Expiring 09/18/19	Citibank, N.A.	RUB	154,333	2,332,896	2,411,852	78,956	—
Expiring 09/18/19	Citibank, N.A.	RUB	154,333	2,339,961	2,411,852	71,891	—
Expiring 09/18/19	Citibank, N.A.	RUB	6,475	97,846	101,189	3,343	—
Expiring 09/18/19	Citibank, N.A.	RUB	3,346	50,765	52,290	1,525	—
Expiring 09/18/19	Citibank, N.A.	RUB	3,000	45,353	46,883	1,530	—
Singapore Dollar,
Expiring 09/18/19	Citibank, N.A.	SGD	1,790	1,322,335	1,324,648	2,313	—
Expiring 09/18/19	Citibank, N.A.	SGD	1,180	872,602	873,232	630	—
South African Rand,
Expiring 09/18/19	Citibank, N.A.	ZAR	8,693	592,043	610,759	18,716	—
Expiring 09/18/19	Citibank, N.A.	ZAR	8,693	594,310	610,759	16,449	—
Expiring 09/18/19	Citibank, N.A.	ZAR	8,693	588,230	610,760	22,530	—
Expiring 09/18/19	Citibank, N.A.	ZAR	8,693	579,980	610,759	30,779	—
Expiring 09/18/19	Citibank, N.A.	ZAR	8,693	579,956	610,759	30,803	—
Expiring 09/18/19	Citibank, N.A.	ZAR	8,693	593,997	610,759	16,762	—
Expiring 09/18/19	Citibank, N.A.	ZAR	8,693	586,464	610,759	24,295	—
Expiring 09/18/19	Citibank, N.A.	ZAR	6,804	467,388	478,055	10,667	—
Expiring 09/18/19	Citibank, N.A.	ZAR	2,900	194,436	203,751	9,315	—
Expiring 09/18/19	Citibank, N.A.	ZAR	2,042	137,149	143,468	6,319	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,889	129,472	132,704	3,232	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,499	99,681	105,318	5,637	—
South Korean Won,
Expiring 09/18/19	Citibank, N.A.	KRW	2,350,000	1,996,607	2,040,538	43,931	—
Expiring 09/18/19	Citibank, N.A.	KRW	1,360,000	1,156,174	1,180,908	24,734	—
Expiring 09/18/19	Citibank, N.A.	KRW	1,200,000	1,035,558	1,041,977	6,419	—
Expiring 09/18/19	Citibank, N.A.	KRW	1,190,000	1,010,342	1,033,294	22,952	—
Expiring 09/18/19	Citibank, N.A.	KRW	560,000	480,070	486,256	6,186	—
Expiring 09/18/19	Citibank, N.A.	KRW	510,000	441,528	442,840	1,312	—
Expiring 09/18/19	Citibank, N.A.	KRW	500,000	423,157	434,157	11,000	—
Expiring 09/18/19	Citibank, N.A.	KRW	430,000	362,901	373,375	10,474	—
Expiring 09/18/19	Citibank, N.A.	KRW	359,391	305,447	312,064	6,617	—
Expiring 09/18/19	Citibank, N.A.	KRW	230,000	193,799	199,712	5,913	—
Expiring 09/18/19	Citibank, N.A.	KRW	221,142	185,920	192,021	6,101	—
Expiring 09/18/19	Citibank, N.A.	KRW	70,000	60,797	60,783	—	(14)
Thai Baht,
Expiring 09/18/19	Citibank, N.A.	THB	25,000	788,440	816,801	28,361	—
Expiring 09/18/19	Citibank, N.A.	THB	3,000	97,577	98,016	439	—
Expiring 09/18/19	Citibank, N.A.	THB	2,538	81,170	82,922	1,752	—
Expiring 09/18/19	Citibank, N.A.	THB	1,123	35,353	36,691	1,338	—
Expiring 09/18/19	Citibank, N.A.	THB	1,000	32,080	32,672	592	—
Expiring 09/18/19	Citibank, N.A.	THB	1,000	32,715	32,672	—	(43)
Expiring 09/18/19	Citibank, N.A.	THB	100	3,208	3,267	59	—
Expiring 09/18/19	Citibank, N.A.	THB	100	3,193	3,267	74	—

				$147,160,226	$149,488,679	2,387,740	(59,287)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/18/19	Citibank, N.A.	BRL	6,600	$1,710,169	$1,705,007	$5,162	$—
Expiring 09/18/19	Citibank, N.A.	BRL	1,412	355,264	364,741	—	(9,477)
Expiring 09/18/19	Citibank, N.A.	BRL	1,412	358,826	364,740	—	(5,914)
Expiring 09/18/19	Citibank, N.A.	BRL	1,412	361,897	364,741	—	(2,844)
Expiring 09/18/19	Citibank, N.A.	BRL	1,412	362,736	364,741	—	(2,005)

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Brazilian Real (continued),
Expiring 09/18/19	Citibank, N.A.	BRL	1,412	$362,428	$364,740	$—	$(2,312)
Expiring 09/18/19	Citibank, N.A.	BRL	1,412	361,465	364,741	—	(3,276)
Expiring 09/18/19	Citibank, N.A.	BRL	1,412	352,264	364,741	—	(12,477)
Expiring 09/18/19	Citibank, N.A.	BRL	1,375	335,132	355,145	—	(20,013)
Expiring 09/18/19	Citibank, N.A.	BRL	1,088	279,453	281,068	—	(1,615)
Expiring 09/18/19	Citibank, N.A.	BRL	431	111,502	111,342	160	—
Expiring 09/18/19	Citibank, N.A.	BRL	165	41,274	42,626	—	(1,352)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,386,135	1,426,178	—	(40,043)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,381,925	1,426,178	—	(44,253)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,389,573	1,426,178	—	(36,605)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,372,665	1,426,178	—	(53,513)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,361,796	1,426,178	—	(64,382)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,359,911	1,426,178	—	(66,267)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,364,364	1,426,178	—	(61,814)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,384,815	1,426,178	—	(41,363)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,391,285	1,426,178	—	(34,893)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,394,331	1,426,179	—	(31,848)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,381,959	1,426,178	—	(44,219)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,391,727	1,426,178	—	(34,451)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,395,320	1,426,179	—	(30,859)
Expiring 09/23/19	Citibank, N.A.	CLP	965,993	1,364,248	1,426,179	—	(61,931)
Expiring 09/23/19	Citibank, N.A.	CLP	270,000	398,699	398,624	75	—
Expiring 09/23/19	Citibank, N.A.	CLP	190,000	273,471	280,513	—	(7,042)
Expiring 09/23/19	Citibank, N.A.	CLP	90,000	129,445	132,875	—	(3,430)
Expiring 09/23/19	Citibank, N.A.	CLP	90,000	132,323	132,874	—	(551)
Expiring 09/23/19	Citibank, N.A.	CLP	60,000	87,938	88,584	—	(646)
Expiring 09/23/19	Citibank, N.A.	CLP	40,000	57,200	59,056	—	(1,856)
Expiring 09/23/19	Citibank, N.A.	CLP	23,933	34,505	35,334	—	(829)
Expiring 09/23/19	Citibank, N.A.	CLP	7,828	11,534	11,557	—	(23)
Expiring 09/23/19	Citibank, N.A.	CLP	5,378	7,730	7,940	—	(210)
Chinese Renminbi,
Expiring 09/18/19	Citibank, N.A.	CNH	10,323	1,486,769	1,501,688	—	(14,919)
Expiring 09/18/19	Citibank, N.A.	CNH	10,323	1,485,443	1,501,688	—	(16,245)
Expiring 09/18/19	Citibank, N.A.	CNH	10,323	1,487,080	1,501,688	—	(14,608)
Expiring 09/18/19	Citibank, N.A.	CNH	10,323	1,489,687	1,501,688	—	(12,001)
Expiring 09/18/19	Citibank, N.A.	CNH	10,323	1,487,369	1,501,688	—	(14,319)
Expiring 09/18/19	Citibank, N.A.	CNH	10,323	1,489,451	1,501,688	—	(12,237)
Expiring 09/18/19	Citibank, N.A.	CNH	10,323	1,488,291	1,501,688	—	(13,397)
Expiring 09/18/19	Citibank, N.A.	CNH	10,323	1,487,391	1,501,688	—	(14,297)
Expiring 09/18/19	Citibank, N.A.	CNH	8,165	1,177,594	1,187,749	—	(10,155)
Expiring 09/18/19	Citibank, N.A.	CNH	5,500	792,551	800,076	—	(7,525)
Expiring 09/18/19	Citibank, N.A.	CNH	3,800	548,374	552,780	—	(4,406)
Expiring 09/18/19	Citibank, N.A.	CNH	3,500	504,336	509,139	—	(4,803)
Expiring 09/18/19	Citibank, N.A.	CNH	3,199	465,125	465,353	—	(228)
Expiring 09/18/19	Citibank, N.A.	CNH	2,300	331,631	334,577	—	(2,946)
Expiring 09/18/19	Citibank, N.A.	CNH	2,100	304,227	305,483	—	(1,256)
Expiring 09/18/19	Citibank, N.A.	CNH	1,299	187,071	188,964	—	(1,893)
Expiring 09/18/19	Citibank, N.A.	CNH	1,273	183,343	185,181	—	(1,838)
Expiring 09/18/19	Citibank, N.A.	CNH	1,100	159,835	160,015	—	(180)
Expiring 09/18/19	Citibank, N.A.	CNH	800	115,161	116,375	—	(1,214)
Expiring 09/18/19	Citibank, N.A.	CNH	700	100,857	101,828	—	(971)
Expiring 09/18/19	Citibank, N.A.	CNH	300	43,202	43,640	—	(438)

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Colombian Peso,
Expiring 09/18/19	Citibank, N.A.	COP	2,700,000	$793,016	$835,969	$—	$(42,953)
Expiring 09/18/19	Citibank, N.A.	COP	75,944	23,239	23,514	—	(275)
Expiring 09/18/19	Citibank, N.A.	COP	64,445	19,013	19,953	—	(940)
Expiring 09/18/19	Citibank, N.A.	COP	48,150	14,549	14,908	—	(359)
Expiring 09/18/19	Citibank, N.A.	COP	25,166	7,831	7,792	39	—
Czech Koruna,
Expiring 09/18/19	Citibank, N.A.	CZK	300	13,019	13,422	—	(403)
Expiring 09/18/19	Citibank, N.A.	CZK	139	6,110	6,224	—	(114)
Expiring 09/18/19	Citibank, N.A.	CZK	41	1,778	1,836	—	(58)
Expiring 09/18/19	Citibank, N.A.	CZK	29	1,268	1,308	—	(40)
Euro,
Expiring 09/18/19	Citibank, N.A.	EUR	20	22,714	22,891	—	(177)
Expiring 09/18/19	Citibank, N.A.	EUR	10	11,245	11,445	—	(200)
Expiring 09/18/19	Citibank, N.A.	EUR	10	11,373	11,446	—	(73)
Hungarian Forint,
Expiring 09/18/19	Citibank, N.A.	HUF	3,432	12,102	12,142	—	(40)
Expiring 09/18/19	Citibank, N.A.	HUF	2,253	7,733	7,970	—	(237)
Expiring 09/18/19	Citibank, N.A.	HUF	2,253	7,786	7,971	—	(185)
Expiring 09/18/19	Citibank, N.A.	HUF	2,253	7,944	7,970	—	(26)
Expiring 09/18/19	Citibank, N.A.	HUF	2,253	7,778	7,971	—	(193)
Indian Rupee,
Expiring 09/18/19	Citibank, N.A.	INR	132,000	1,885,100	1,892,270	—	(7,170)
Expiring 09/18/19	Citibank, N.A.	INR	125,000	1,764,036	1,791,923	—	(27,887)
Expiring 09/18/19	Citibank, N.A.	INR	123,000	1,753,938	1,763,252	—	(9,314)
Expiring 09/18/19	Citibank, N.A.	INR	122,000	1,736,279	1,748,917	—	(12,638)
Expiring 09/18/19	Citibank, N.A.	INR	102,000	1,449,633	1,462,209	—	(12,576)
Expiring 09/18/19	Citibank, N.A.	INR	76,000	1,079,282	1,089,489	—	(10,207)
Expiring 09/18/19	Citibank, N.A.	INR	66,000	936,500	946,136	—	(9,636)
Expiring 09/18/19	Citibank, N.A.	INR	56,000	795,425	802,782	—	(7,357)
Expiring 09/18/19	Citibank, N.A.	INR	34,000	487,899	487,402	497	—
Expiring 09/18/19	Citibank, N.A.	INR	25,491	363,175	365,424	—	(2,249)
Expiring 09/18/19	Citibank, N.A.	INR	11,000	155,597	157,689	—	(2,092)
Expiring 09/18/19	Citibank, N.A.	INR	10,000	141,552	143,353	—	(1,801)
Expiring 09/18/19	Citibank, N.A.	INR	9,557	134,861	137,003	—	(2,142)
Expiring 09/18/19	Citibank, N.A.	INR	4,281	61,438	61,370	68	—
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,495	59,428	—	(933)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,523	59,428	—	(905)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,816	59,429	—	(613)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,535	59,428	—	(893)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,694	59,428	—	(734)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,578	59,428	—	(850)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,665	59,428	—	(763)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,912	59,428	—	(516)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	59,283	59,428	—	(145)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	59,174	59,428	—	(254)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	59,048	59,428	—	(380)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	59,018	59,428	—	(410)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	59,028	59,428	—	(400)
Expiring 09/18/19	Citibank, N.A.	INR	4,146	58,672	59,428	—	(756)
Expiring 09/18/19	Citibank, N.A.	INR	1,167	16,513	16,730	—	(217)
Expiring 09/18/19	Citibank, N.A.	INR	1,000	14,120	14,335	—	(215)
Indonesian Rupiah,
Expiring 09/18/19	Citibank, N.A.	IDR	16,674,905	1,125,686	1,169,264	—	(43,578)
Expiring 09/18/19	Citibank, N.A.	IDR	16,674,905	1,120,696	1,169,263	—	(48,567)
Expiring 09/18/19	Citibank, N.A.	IDR	16,674,905	1,124,399	1,169,263	—	(44,864)
Expiring 09/18/19	Citibank, N.A.	IDR	16,674,905	1,127,517	1,169,264	—	(41,747)

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Indonesian Rupiah (continued),
Expiring 09/18/19	Citibank, N.A.	IDR	1,151,178	$79,664	$80,722	$—	$(1,058)
Expiring 09/18/19	Citibank, N.A.	IDR	350,715	24,586	24,593	—	(7)
Expiring 09/18/19	Citibank, N.A.	IDR	319,977	21,466	22,437	—	(971)
Expiring 09/18/19	Citibank, N.A.	IDR	78,026	5,329	5,472	—	(143)
Israeli Shekel,
Expiring 09/18/19	Citibank, N.A.	ILS	4,700	1,311,338	1,323,731	—	(12,393)
Expiring 09/18/19	Citibank, N.A.	ILS	4,200	1,170,355	1,182,909	—	(12,554)
Expiring 09/18/19	Citibank, N.A.	ILS	1,700	476,050	478,796	—	(2,746)
Expiring 09/18/19	Citibank, N.A.	ILS	1,500	421,098	422,467	—	(1,369)
Expiring 09/18/19	Citibank, N.A.	ILS	1,000	279,958	281,645	—	(1,687)
Expiring 09/18/19	Citibank, N.A.	ILS	600	167,606	168,987	—	(1,381)
Expiring 09/18/19	Citibank, N.A.	ILS	500	139,620	140,823	—	(1,203)
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	31,800	1,636,415	1,633,817	2,598	—
Expiring 09/18/19	Citibank, N.A.	MXN	18,800	944,308	965,905	—	(21,597)
Expiring 09/18/19	Citibank, N.A.	MXN	9,800	505,778	503,504	2,274	—
Expiring 09/18/19	Citibank, N.A.	MXN	7,500	386,187	385,334	853	—
Expiring 09/18/19	Citibank, N.A.	MXN	6,900	356,777	354,507	2,270	—
Expiring 09/18/19	Citibank, N.A.	MXN	5,400	278,329	277,441	888	—
Expiring 09/18/19	Citibank, N.A.	MXN	3,400	174,520	174,685	—	(165)
Expiring 09/18/19	Citibank, N.A.	MXN	1,877	93,841	96,436	—	(2,595)
Expiring 09/18/19	Citibank, N.A.	MXN	1,300	66,997	66,791	206	—
Expiring 09/18/19	Citibank, N.A.	MXN	800	40,879	41,103	—	(224)
Expiring 09/18/19	Citibank, N.A.	MXN	616	31,723	31,649	74	—
Expiring 09/18/19	Citibank, N.A.	MXN	541	27,980	27,796	184	—
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,680	17,693	—	(13)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,764	17,693	71	—
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,724	17,693	31	—
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,746	17,693	53	—
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,708	17,692	16	—
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,547	17,692	—	(145)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,239	17,692	—	(453)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,146	17,692	—	(546)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,324	17,692	—	(368)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,333	17,693	—	(360)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,187	17,693	—	(506)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,662	17,693	—	(31)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,167	17,692	—	(525)
Expiring 09/18/19	Citibank, N.A.	MXN	344	17,673	17,693	—	(20)
Expiring 09/18/19	Citibank, N.A.	MXN	63	3,135	3,237	—	(102)
New Taiwanese Dollar,
Expiring 09/18/19	Citibank, N.A.	TWD	38,473	1,227,992	1,244,535	—	(16,543)
Expiring 09/18/19	Citibank, N.A.	TWD	38,473	1,226,309	1,244,535	—	(18,226)
Expiring 09/18/19	Citibank, N.A.	TWD	38,473	1,227,287	1,244,535	—	(17,248)
Expiring 09/18/19	Citibank, N.A.	TWD	38,473	1,231,648	1,244,535	—	(12,887)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,226,046	1,244,347	—	(18,301)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,221,142	1,244,347	—	(23,205)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,223,317	1,244,348	—	(21,031)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,222,889	1,244,347	—	(21,458)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,225,304	1,244,347	—	(19,043)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,220,639	1,244,348	—	(23,709)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,218,010	1,244,347	—	(26,337)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,226,046	1,244,347	—	(18,301)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,226,516	1,244,348	—	(17,832)
Expiring 09/18/19	Citibank, N.A.	TWD	38,467	1,217,124	1,244,348	—	(27,224)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
New Taiwanese Dollar (continued),
Expiring 09/18/19	Citibank, N.A.	TWD	13,105	$418,515	$423,923	$—	$(5,408)
Expiring 09/18/19	Citibank, N.A.	TWD	3,647	118,098	117,974	124	—
Expiring 09/18/19	Citibank, N.A.	TWD	3,319	105,408	107,363	—	(1,955)
Expiring 09/18/19	Citibank, N.A.	TWD	296	9,380	9,576	—	(196)
Peruvian Nuevo Sol,
Expiring 09/18/19	Citibank, N.A.	PEN	1,285	382,234	388,870	—	(6,636)
Expiring 09/18/19	Citibank, N.A.	PEN	100	29,620	30,262	—	(642)
Expiring 09/18/19	Citibank, N.A.	PEN	100	29,887	30,262	—	(375)
Expiring 09/18/19	Citibank, N.A.	PEN	100	30,109	30,263	—	(154)
Expiring 09/18/19	Citibank, N.A.	PEN	100	30,246	30,262	—	(16)
Expiring 09/18/19	Citibank, N.A.	PEN	51	15,157	15,433	—	(276)
Expiring 09/18/19	Citibank, N.A.	PEN	17	5,155	5,145	10	—
Expiring 09/18/19	Citibank, N.A.	PEN	16	4,754	4,842	—	(88)
Expiring 09/18/19	Citibank, N.A.	PEN	5	1,476	1,513	—	(37)
Philippine Peso,
Expiring 09/18/19	Citibank, N.A.	PHP	54,000	1,021,998	1,050,073	—	(28,075)
Expiring 09/18/19	Citibank, N.A.	PHP	45,000	848,573	875,061	—	(26,488)
Expiring 09/18/19	Citibank, N.A.	PHP	38,000	739,514	738,940	574	—
Expiring 09/18/19	Citibank, N.A.	PHP	34,000	652,182	661,157	—	(8,975)
Expiring 09/18/19	Citibank, N.A.	PHP	28,000	534,451	544,482	—	(10,031)
Expiring 09/18/19	Citibank, N.A.	PHP	18,000	341,911	350,024	—	(8,113)
Expiring 09/18/19	Citibank, N.A.	PHP	16,000	302,273	311,132	—	(8,859)
Expiring 09/18/19	Citibank, N.A.	PHP	6,000	114,492	116,674	—	(2,182)
Expiring 09/18/19	Citibank, N.A.	PHP	5,000	96,974	97,229	—	(255)
Expiring 09/18/19	Citibank, N.A.	PHP	2,308	44,225	44,881	—	(656)
Expiring 09/18/19	Citibank, N.A.	PHP	2,000	38,321	38,891	—	(570)
Expiring 09/18/19	Citibank, N.A.	PHP	714	13,467	13,885	—	(418)
Expiring 09/18/19	Citibank, N.A.	PHP	480	9,338	9,334	4	—
Expiring 09/18/19	Citibank, N.A.	PHP	368	6,921	7,152	—	(231)
Expiring 09/18/19	Citibank, N.A.	PHP	368	6,937	7,151	—	(214)
Expiring 09/18/19	Citibank, N.A.	PHP	368	6,940	7,152	—	(212)
Expiring 09/18/19	Citibank, N.A.	PHP	368	6,948	7,151	—	(203)
Expiring 09/18/19	Citibank, N.A.	PHP	368	6,976	7,152	—	(176)
Expiring 09/18/19	Citibank, N.A.	PHP	368	6,962	7,152	—	(190)
Expiring 09/18/19	Citibank, N.A.	PHP	368	6,986	7,151	—	(165)
Expiring 09/18/19	Citibank, N.A.	PHP	368	7,021	7,151	—	(130)
Expiring 09/18/19	Citibank, N.A.	PHP	368	7,049	7,152	—	(103)
Expiring 09/18/19	Citibank, N.A.	PHP	368	7,060	7,152	—	(92)
Expiring 09/18/19	Citibank, N.A.	PHP	368	7,013	7,151	—	(138)
Expiring 09/18/19	Citibank, N.A.	PHP	368	7,028	7,152	—	(124)
Expiring 09/18/19	Citibank, N.A.	PHP	368	7,047	7,152	—	(105)
Expiring 09/18/19	Citibank, N.A.	PHP	368	6,984	7,152	—	(168)
Expiring 09/18/19	Citibank, N.A.	PHP	212	4,027	4,123	—	(96)
Polish Zloty,
Expiring 09/18/19	Citibank, N.A.	PLN	159	41,962	42,665	—	(703)
Expiring 09/18/19	Citibank, N.A.	PLN	55	14,760	14,758	2	—
Expiring 09/18/19	Citibank, N.A.	PLN	43	11,159	11,538	—	(379)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,182	7,417	—	(235)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,196	7,417	—	(221)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,176	7,417	—	(241)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,216	7,418	—	(202)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,225	7,417	—	(192)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,193	7,418	—	(225)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,208	7,418	—	(210)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,246	7,418	—	(172)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,280	7,418	—	(138)

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Polish Zloty (continued),
Expiring 09/18/19	Citibank, N.A.	PLN	28	$7,303	$7,417	$—	$(114)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,301	7,417	—	(116)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,351	7,417	—	(66)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,294	7,418	—	(124)
Expiring 09/18/19	Citibank, N.A.	PLN	28	7,191	7,417	—	(226)
Russian Ruble,
Expiring 09/18/19	Citibank, N.A.	RUB	9,953	150,440	155,541	—	(5,101)
Expiring 09/18/19	Citibank, N.A.	RUB	6,592	100,283	103,009	—	(2,726)
Expiring 09/18/19	Citibank, N.A.	RUB	6,592	99,434	103,009	—	(3,575)
Expiring 09/18/19	Citibank, N.A.	RUB	6,592	99,592	103,010	—	(3,418)
Expiring 09/18/19	Citibank, N.A.	RUB	6,592	99,984	103,009	—	(3,025)
Expiring 09/18/19	Citibank, N.A.	RUB	3,040	47,707	47,508	199	—
Expiring 09/18/19	Citibank, N.A.	RUB	3,000	46,061	46,883	—	(822)
Singapore Dollar,
Expiring 09/18/19	Citibank, N.A.	SGD	2,923	2,120,589	2,162,728	—	(42,139)
Expiring 09/18/19	Citibank, N.A.	SGD	2,923	2,125,756	2,162,728	—	(36,972)
Expiring 09/18/19	Citibank, N.A.	SGD	2,923	2,121,004	2,162,728	—	(41,724)
Expiring 09/18/19	Citibank, N.A.	SGD	2,923	2,142,305	2,162,728	—	(20,423)
South African Rand,
Expiring 09/18/19	Citibank, N.A.	ZAR	17,400	1,160,803	1,222,503	—	(61,700)
Expiring 09/18/19	Citibank, N.A.	ZAR	14,800	989,926	1,039,829	—	(49,903)
Expiring 09/18/19	Citibank, N.A.	ZAR	14,200	951,030	997,675	—	(46,645)
Expiring 09/18/19	Citibank, N.A.	ZAR	11,500	765,829	807,975	—	(42,146)
Expiring 09/18/19	Citibank, N.A.	ZAR	11,399	762,743	800,888	—	(38,145)
Expiring 09/18/19	Citibank, N.A.	ZAR	10,955	732,018	769,692	—	(37,674)
Expiring 09/18/19	Citibank, N.A.	ZAR	10,401	696,183	730,753	—	(34,570)
Expiring 09/18/19	Citibank, N.A.	ZAR	10,145	682,408	712,768	—	(30,360)
Expiring 09/18/19	Citibank, N.A.	ZAR	4,900	325,730	344,268	—	(18,538)
Expiring 09/18/19	Citibank, N.A.	ZAR	3,417	229,346	240,075	—	(10,729)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,600	106,300	112,414	—	(6,114)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,100	74,809	77,285	—	(2,476)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,039	70,887	73,017	—	(2,130)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,039	71,052	73,017	—	(1,965)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,039	70,368	73,016	—	(2,648)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,039	69,389	73,016	—	(3,627)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,039	69,402	73,016	—	(3,614)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,039	70,904	73,017	—	(2,113)
Expiring 09/18/19	Citibank, N.A.	ZAR	1,039	70,054	73,017	—	(2,963)
Expiring 09/18/19	Citibank, N.A.	ZAR	925	63,589	65,014	—	(1,425)
Expiring 09/18/19	Citibank, N.A.	ZAR	805	56,405	56,558	—	(153)
Expiring 09/18/19	Citibank, N.A.	ZAR	618	42,349	43,420	—	(1,071)
Expiring 09/18/19	Citibank, N.A.	ZAR	114	7,812	8,003	—	(191)
Expiring 09/18/19	Citibank, N.A.	ZAR	49	3,261	3,443	—	(182)
South Korean Won,
Expiring 09/18/19	Citibank, N.A.	KRW	4,431,402	3,760,755	3,847,850	—	(87,095)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,398,879	2,474,087	—	(75,208)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,394,823	2,474,087	—	(79,264)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,404,627	2,474,087	—	(69,460)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,404,514	2,474,087	—	(69,573)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,407,986	2,474,087	—	(66,101)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,398,425	2,474,087	—	(75,662)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,399,289	2,474,087	—	(74,798)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,419,541	2,474,087	—	(54,546)
Expiring 09/18/19	Citibank, N.A.	KRW	2,849,299	2,400,745	2,474,087	—	(73,342)
Expiring 09/18/19	Citibank, N.A.	KRW	2,026,805	1,726,271	1,759,904	—	(33,633)
Expiring 09/18/19	Citibank, N.A.	KRW	2,026,805	1,717,913	1,759,904	—	(41,991)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
South Korean Won (continued),
Expiring 09/18/19	Citibank, N.A.	KRW	2,026,805	$1,720,995	$1,759,904	$—	$(38,909)
Expiring 09/18/19	Citibank, N.A.	KRW	2,026,805	1,722,092	1,759,904	—	(37,812)
Expiring 09/18/19	Citibank, N.A.	KRW	1,709,579	1,452,483	1,484,453	—	(31,970)
Expiring 09/18/19	Citibank, N.A.	KRW	890,000	749,976	772,800	—	(22,824)
Expiring 09/18/19	Citibank, N.A.	KRW	549,393	466,816	477,047	—	(10,231)
Expiring 09/18/19	Citibank, N.A.	KRW	210,000	176,470	182,346	—	(5,876)
Expiring 09/18/19	Citibank, N.A.	KRW	186,229	161,233	161,705	—	(472)
Expiring 09/18/19	Citibank, N.A.	KRW	147,409	123,904	127,998	—	(4,094)
Expiring 09/18/19	Citibank, N.A.	KRW	110,000	92,823	95,515	—	(2,692)
Expiring 09/18/19	Citibank, N.A.	KRW	20,000	16,855	17,366	—	(511)
Expiring 09/18/19	Citibank, N.A.	KRW	3,596	3,033	3,123	—	(90)
Thai Baht,
Expiring 09/18/19	Citibank, N.A.	THB	39,758	1,245,141	1,298,975	—	(53,834)
Expiring 09/18/19	Citibank, N.A.	THB	3,418	109,056	111,673	—	(2,617)
Expiring 09/18/19	Citibank, N.A.	THB	2,900	92,675	94,749	—	(2,074)
Expiring 09/18/19	Citibank, N.A.	THB	2,000	64,000	65,344	—	(1,344)
Expiring 09/18/19	Citibank, N.A.	THB	1,630	51,362	53,255	—	(1,893)
Expiring 09/18/19	Citibank, N.A.	THB	1,559	50,768	50,936	—	(168)
Expiring 09/18/19	Citibank, N.A.	THB	1,500	47,856	49,008	—	(1,152)
Expiring 09/18/19	Citibank, N.A.	THB	1,000	32,123	32,672	—	(549)
Expiring 09/18/19	Citibank, N.A.	THB	1,000	31,315	32,672	—	(1,357)
Expiring 09/18/19	Citibank, N.A.	THB	600	19,182	19,603	—	(421)

				$148,123,368	$151,361,600	16,432	(3,254,664)

						$2,404,172	$(3,313,951)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$530,423	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$5,266,477	$—	$—
Chile	2,438,162	—	—
China	12,223,753	46,520,294	—
Hong Kong	—	1,154,041	—
Hungary	—	704,653	—
India	412,904	1,231,652	—
Indonesia	—	3,521,898	—
Malaysia	—	11,455,833	—
Mexico	1,793,246	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Peru	$922,455	$—	$—
Philippines	121,767	1,065,104	—
Poland	—	830,119	—
Qatar	—	849,572	—
Romania	—	152,618	—
Russia	978,919	4,375,292	—
South Africa	181,662	1,851,051	—
South Korea	512,996	29,235,186	—
Taiwan	3,094,508	15,092,783	—
Thailand	—	5,319,969	—
Turkey	—	101,958	—
United Arab Emirates	—	968,478	—
United States	1,008,041	—	—
Preferred Stocks
Brazil	855,531	—	—
Affiliated Mutual Funds	12,153,240	—	—
Unaffiliated Mutual Fund	730,000	—	—
Other Financial Instruments*
Futures Contracts	448,258	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(909,779)	—

Total	$43,141,919	$123,520,722	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Banks	15.2%
Interactive Media & Services	7.4
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	7.3
Technology Hardware, Storage & Peripherals	6.1
Internet & Direct Marketing Retail	4.7
Insurance	4.4
Semiconductors & Semiconductor Equipment	4.3
Wireless Telecommunication Services	3.8
Oil, Gas & Consumable Fuels	3.7
Food Products	3.1
Metals & Mining	2.7
Real Estate Management & Development	2.6
Pharmaceuticals	2.6
Electronic Equipment, Instruments & Components	2.1
Independent Power & Renewable Electricity Producers	1.8
Chemicals	1.8
Health Care Providers & Services	1.8
Construction & Engineering	1.8
IT Services	1.7
Industrial Conglomerates	1.7
Transportation Infrastructure	1.3
Hotels, Restaurants & Leisure	1.2
Machinery	1.2
Health Care Equipment & Supplies	1.0
Electric Utilities	1.0
Textiles, Apparel & Luxury Goods	0.9
Water Utilities	0.9
Diversified Telecommunication Services	0.9
Entertainment	0.9
Gas Utilities	0.8
Food & Staples Retailing	0.8

Construction Materials	0.8%
Capital Markets	0.7
Equity Real Estate Investment Trusts (REITs)	0.7
Household Durables	0.6
Tobacco	0.6
Diversified Consumer Services	0.5
Multiline Retail	0.5
Unaffiliated Mutual Fund	0.5
Specialty Retail	0.4
Beverages	0.4
Automobiles	0.4
Airlines	0.4
Diversified Financial Services	0.4
Air Freight & Logistics	0.3
Software	0.2
Biotechnology	0.2
Building Products	0.2
Auto Components	0.2
Media	0.1
Household Products	0.1
Personal Products	0.1
Life Sciences Tools & Services	0.1
Marine	0.1
Commercial Services & Supplies	0.1
Aerospace & Defense	0.1
Thrifts & Mortgage Finance	0.1
Paper & Forest Products	0.1
Electrical Equipment	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$448,258	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,404,172		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,313,951

		$2,852,430			$3,313,951

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Exchange Contracts
Equity contracts	$3,264	$(1,364,336)	$—
Foreign exchange contracts	—	—	6,460,276

Total	$3,264	$(1,364,336)	$6,460,276

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Forward Currency Exchange Contracts
Equity contracts	$(2,122)	$542,356	$—
Foreign exchange contracts	—	—	(1,330,360)

Total	$(2,122)	$542,356	$(1,330,360)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)
$11,034,800	$137,058,802

Forward Foreign Currency Exchange Contracts — Sold(2)
$138,975,288

(1) Notional Amount in USD.

(2) Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,664,288	$(1,664,288)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$2,404,172	$(3,313,951)	$(909,779)	$710,000	$(199,779)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $1,664,288:
Unaffiliated investments (cost $154,540,177)	$154,970,922
Affiliated investments (cost $12,153,167)	12,153,240
Cash	59,168
Foreign currency, at value (cost $794,588)	809,257
Cash segregated for counterparty — OTC	29,615
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,404,172
Dividends and interest receivable	727,491
Deposit with broker for centrally cleared/exchange-traded derivatives	530,423
Tax reclaim receivable	26,092
Receivable for Portfolio shares sold	8,429
Receivable from affiliate	631
Prepaid expenses	326

Total Assets	171,719,766

LIABILITIES
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,313,951
Payable to broker for collateral for securities on loan	1,743,741
Accrued expenses and other liabilities	141,014
Management fee payable	78,141
Due to broker-variation margin futures	68,303
Payable to affiliate	24,307
Distribution fee payable	6,814
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	54

Total Liabilities	5,376,694

NET ASSETS	$166,343,072

Net assets were comprised of:
Partners Equity	$166,343,072

Net asset value and redemption price per share, $166,343,072 / 14,597,823 outstanding shares of beneficial interest	$11.40

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $217,667 foreign withholding tax, of which $9,218 is reimbursable by an affiliate)	$2,245,032
Affiliated dividend income	190,911
Interest income	21,386
Affiliated income from securities lending, net	5,874

Total income	2,463,203

EXPENSES
Management fee	922,918
Distribution fee	247,431
Custodian and accounting fees	100,391
Audit fee	14,828
Trustees’ fees	5,686
Legal fees and expenses	5,637
Shareholders’ reports	4,553
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	18,010

Total expenses	1,322,930

NET INVESTMENT INCOME (LOSS)	1,140,273

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $941)	(6,638,303)
Futures transactions	(1,364,336)
Forward currency contract transactions	6,460,276
Foreign currency transactions	(227,610)

(1,769,973)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $235)	13,504,231
Futures	542,356
Forward currency contracts	(1,330,360)
Foreign currencies	11,788

12,728,015

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	10,958,042

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,098,315

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,140,273	$2,579,822
Net realized gain (loss) on investment and foreign currency transactions	(1,769,973)	7,315,889
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,728,015	(54,348,842)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,098,315	(44,453,131)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,524,002 and 1,918,587 shares, respectively]	84,035,110	24,353,177
Portfolio shares repurchased [7,133,737 and 8,841,782 shares, respectively]	(77,386,140)	(103,555,595)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	6,648,970	(79,202,418)

CAPITAL CONTRIBUTIONS	18,772	261,017

TOTAL INCREASE (DECREASE)	18,766,057	(123,394,532)
NET ASSETS:
Beginning of period	147,577,015	270,971,547

End of period	$166,343,072	$147,577,015

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS	Shares	Value
Casinos & Gaming — 0.6%
Red Rock Resorts, Inc. (Class A Stock)	179,066	$3,846,338

Health Care REITs — 11.2%
HCP, Inc.	232,718	7,442,321
Sabra Health Care REIT, Inc.(a)	811,955	15,987,394
Welltower, Inc.	539,034	43,947,442

		67,377,157

Hotel & Resort REITs — 3.6%
Park Hotels & Resorts, Inc.(a)	508,253	14,007,453
Pebblebrook Hotel Trust(a)	279,780	7,884,200

		21,891,653

Industrial REITs — 9.5%
Americold Realty Trust(a)	161,957	5,250,646
Industrial Logistics Properties Trust	215,471	4,486,106
Prologis, Inc.	595,738	47,718,614

		57,455,366

Office REITs — 8.8%
Boston Properties, Inc.	94,290	12,163,410
Douglas Emmett, Inc.	297,155	11,838,655
Hudson Pacific Properties, Inc.	441,402	14,685,445
Kilroy Realty Corp.	192,316	14,194,844

		52,882,354

Real Estate Services — 1.4%
CBRE Group, Inc. (Class A Stock)*	160,199	8,218,209

Residential REITs — 26.1%
American Homes 4 Rent (Class A Stock)	485,727	11,808,023
Apartment Investment & Management Co. (Class A Stock)	192,976	9,671,957
Equity LifeStyle Properties, Inc.	46,564	5,650,076
Equity Residential	195,473	14,840,310
Essex Property Trust, Inc.	126,002	36,783,764
Invitation Homes, Inc.	793,321	21,205,470
Sun Communities, Inc.	134,841	17,285,268
UDR, Inc.	891,102	40,001,569

		157,246,437

Retail REITs — 8.4%
Agree Realty Corp.(a)	99,480	6,371,694
Macerich Co. (The)(a)	295,658	9,901,587
Regency Centers Corp.	70,333	4,694,024
SITE Centers Corp.(a)	566,993	7,506,987
Spirit Realty Capital, Inc.(a)	70,832	3,021,693
Taubman Centers, Inc.	117,162	4,783,725

COMMON STOCKS (continued)	Shares	Value
Retail REITs (continued)
Urban Edge Properties	548,716	$9,509,248
Weingarten Realty Investors	170,471	4,674,315

		50,463,273

Specialized REITs — 28.7%
CyrusOne, Inc.	251,411	14,511,443
Digital Realty Trust, Inc.(a)	25,993	3,061,715
Equinix, Inc.	108,303	54,616,120
Extra Space Storage, Inc.(a)	309,200	32,806,120
Public Storage	173,233	41,258,904
SBA Communications Corp.*	48,240	10,846,282
VICI Properties, Inc.(a)	706,810	15,578,092

		172,678,676

TOTAL LONG-TERM INVESTMENTS (cost $517,544,223)		592,059,463

SHORT-TERM INVESTMENTS — 11.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	4,657,818	4,657,818
PGIM Institutional Money Market Fund (cost $62,746,909; includes $62,615,113 of cash collateral for securities on loan)(b)(w)	62,732,568	62,751,387

TOTAL SHORT-TERM INVESTMENTS (cost $67,404,727)		67,409,205

TOTAL INVESTMENTS — 109.5% (cost $584,948,950)		659,468,668
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(57,150,731)

NET ASSETS — 100.0%		$602,317,937

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,541,136; cash collateral of $62,615,113 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Casinos & Gaming	$3,846,338	$—	$—
Health Care REITs	67,377,157	—	—
Hotel & Resort REITs	21,891,653	—	—
Industrial REITs	57,455,366	—	—
Office REITs	52,882,354	—	—
Real Estate Services	8,218,209	—	—
Residential REITs	157,246,437	—	—
Retail REITs	50,463,273	—	—
Specialized REITs	172,678,676	—	—
Affiliated Mutual Funds	67,409,205	—	—

Total	$659,468,668	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Specialized REITs	28.7%
Residential REITs	26.1
Health Care REITs	11.2
Affiliated Mutual Funds (10.4% represents investments purchased with collateral from securities on loan)	11.2
Industrial REITs	9.5
Office REITs	8.8
Retail REITs	8.4

Hotel & Resort REITs	3.6%
Real Estate Services	1.4
Casinos & Gaming	0.6

109.5
Liabilities in excess of other assets	(9.5)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$61,541,136	$(61,541,136)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST COHEN & STEERS REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $61,541,136:
Unaffiliated investments (cost $517,544,223)	$592,059,463
Affiliated investments (cost $67,404,727)	67,409,205
Receivable for investments sold	2,312,582
Receivable for Portfolio shares sold	1,885,253
Dividends and interest receivable	1,684,749
Prepaid expenses and other assets	11,193

Total Assets	665,362,445

LIABILITIES
Payable to broker for collateral for securities on loan	62,615,113
Management fee payable	189,070
Accrued expenses and other liabilities	188,393
Payable for Portfolio shares repurchased	27,016
Distribution fee payable	24,547
Affiliated transfer agent fee payable	369

Total Liabilities	63,044,508

NET ASSETS	$602,317,937

Net assets were comprised of:
Partners Equity	$602,317,937

Net asset value and redemption price per share, $602,317,937 / 45,481,962 outstanding shares of beneficial interest	$13.24

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$7,168,160
Affiliated dividend income	100,855
Income from securities lending, net (including affiliated income of $58,044)	58,822

Total income	7,327,837

EXPENSES
Management fee	2,394,826
Distribution fee	724,663
Custodian and accounting fees	41,297
Audit fee	11,554
Trustees’ fees	7,912
Legal fees and expenses	6,362
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	1,776
Miscellaneous	18,812

Total expenses	3,210,678
Less: Fee waiver and/or expense reimbursement	(150,730)

Net expenses	3,059,948

NET INVESTMENT INCOME (LOSS)	4,267,889

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $8,898)	21,393,144
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $8,822)	77,383,866

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	98,777,010

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,044,899

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,267,889	$11,293,155
Net realized gain (loss) on investment transactions	21,393,144	13,318,109
Net change in unrealized appreciation (depreciation) on investments	77,383,866	(52,847,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	103,044,899	(28,235,878)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,291,555 and 2,729,410 shares, respectively]	28,363,013	30,113,434
Portfolio shares repurchased [2,701,343 and 13,532,988 shares, respectively]	(34,858,257)	(151,914,118)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(6,495,244)	(121,800,684)

CAPITAL CONTRIBUTIONS	217	—

TOTAL INCREASE (DECREASE)	96,549,872	(150,036,562)
NET ASSETS:
Beginning of period	505,768,065	655,804,627

End of period	$602,317,937	$505,768,065

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS — 96.6%	Shares	Value
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc.*(a)	52,454	$2,348,366
Curtiss-Wright Corp.	14,836	1,886,101
Mercury Systems, Inc.*	23,207	1,632,612
Moog, Inc. (Class A Stock)	28,996	2,714,315
Parsons Corp.*	54,595	2,012,372
Triumph Group, Inc.	36,272	830,629

		11,424,395

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	111,231	2,714,036
Atlas Air Worldwide Holdings, Inc.*	47,532	2,121,829

		4,835,865

Airlines — 0.8%
SkyWest, Inc.	126,985	7,704,180

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	310,652	3,963,920
Dana, Inc.	161,855	3,227,389
Dorman Products, Inc.*	25,632	2,233,572
Standard Motor Products, Inc.	8,624	391,012

		9,815,893

Banks — 18.1%
Amalgamated Bank (Class A Stock)(a)	96,971	1,692,144
Ameris Bancorp	66,090	2,590,067
Atlantic Union Bankshares Corp.	174,303	6,158,125
BancorpSouth Bank	194,670	5,653,217
Bank of Hawaii Corp.	12,506	1,036,873
Banner Corp.	134,092	7,261,082
Brookline Bancorp, Inc.	217,005	3,337,537
Bryn Mawr Bank Corp.	57,267	2,137,204
CenterState Bank Corp.	324,703	7,477,910
Chemical Financial Corp.(a)	73,539	3,023,188
Columbia Banking System, Inc.	189,760	6,865,517
Community Bank System, Inc.(a)	106,247	6,995,303
ConnectOne Bancorp, Inc.	143,923	3,261,295
CVB Financial Corp.	364,150	7,658,075
FB Financial Corp.	90,717	3,320,242
First Financial Bankshares, Inc.(a)	195,532	6,020,430
First Merchants Corp.	175,976	6,669,490
First Midwest Bancorp, Inc.	178,997	3,664,069
First of Long Island Corp. (The)	61,405	1,233,012
Flushing Financial Corp.	79,877	1,773,269
Glacier Bancorp, Inc.(a)	195,353	7,921,564
Great Western Bancorp, Inc.	196,859	7,031,804
Heritage Financial Corp.	111,755	3,301,243
Home BancShares, Inc.	152,405	2,935,320
Independent Bank Corp.	94,160	7,170,284
Independent Bank Group, Inc.	110,611	6,079,181
Lakeland Financial Corp.	100,730	4,717,186

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
LegacyTexas Financial Group, Inc.	154,559	$6,292,097
Old Line Bancshares, Inc.	46,634	1,240,931
Pacific Premier Bancorp, Inc.	75,436	2,329,464
Pinnacle Financial Partners, Inc.	71,875	4,131,375
Renasant Corp.	191,715	6,890,237
Sandy Spring Bancorp, Inc.	62,192	2,169,257
South State Corp.	64,751	4,770,206
Texas Capital Bancshares, Inc.*	14,695	901,832
Towne Bank	104,223	2,843,203
TriCo Bancshares	75,955	2,871,099
United Community Banks, Inc.	192,865	5,508,224

		166,932,556

Beverages — 0.1%
MGP Ingredients, Inc.(a)	15,169	1,005,856

Biotechnology — 0.2%
Emergent BioSolutions, Inc.*	41,776	2,018,199

Building Products — 0.4%
Armstrong World Industries, Inc.	35,294	3,430,577

Capital Markets — 1.7%
BrightSphere Investment Group PLC	122,728	1,400,326
Houlihan Lokey, Inc.	87,154	3,880,968
PJT Partners, Inc. (Class A Stock)	42,649	1,728,137
Stifel Financial Corp.	121,409	7,170,416
Virtu Financial, Inc. (Class A Stock)(a)	66,447	1,447,216

		15,627,063

Chemicals — 1.6%
HB Fuller Co.	56,365	2,615,336
Ingevity Corp.*	59,952	6,305,152
Innospec, Inc.	8,646	788,861
Kraton Corp.*	14,345	445,699
PolyOne Corp.	30,310	951,431
Quaker Chemical Corp.	12,103	2,455,457
Sensient Technologies Corp.	9,912	728,334
Tronox Holdings PLC (Class A Stock)	42,370	541,488

		14,831,758

Commercial Services & Supplies — 0.8%
ABM Industries, Inc.(a)	83,445	3,337,800
Advanced Disposal Services, Inc.*	47	1,500
Brady Corp. (Class A Stock)	71,078	3,505,567

		6,844,867

Communications Equipment — 2.1%
Ciena Corp.*	65,733	2,703,598
Lumentum Holdings, Inc.*	94,175	5,029,887
NetScout Systems, Inc.*	230,422	5,850,415
Plantronics, Inc.	42,214	1,563,606
Viavi Solutions, Inc.*	340,330	4,522,986

		19,670,492

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering — 1.0%
EMCOR Group, Inc.	57,119	$5,032,184
Granite Construction, Inc.	76,724	3,696,562

		8,728,746

Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*	116,801	2,248,419

Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	57,138	2,574,067
Chegg, Inc.*	43,334	1,672,259
OneSpaWorld Holdings Ltd. (Bahamas)*	202,112	3,132,736

		7,379,062

Electric Utilities — 3.4%
ALLETE, Inc.	107,174	8,917,948
El Paso Electric Co.	12,804	837,382
IDACORP, Inc.	43,390	4,357,658
PNM Resources, Inc.	142,886	7,274,326
Portland General Electric Co.	179,319	9,713,710

		31,101,024

Electronic Equipment, Instruments & Components — 2.1%
CTS Corp.	117,355	3,236,651
FARO Technologies, Inc.*	30,757	1,617,203
II-VI, Inc.*(a)	81,955	2,996,275
Knowles Corp.*	180,852	3,311,400
Rogers Corp.*	16,395	2,829,449
SYNNEX Corp.	50,777	4,996,457

		18,987,435

Energy Equipment & Services — 1.6%
Apergy Corp.*	214,110	7,181,249
Cactus, Inc. (Class A Stock)*	179,614	5,948,816
ProPetro Holding Corp.*	91,439	1,892,787

		15,022,852

Entertainment — 0.6%
Live Nation Entertainment, Inc.*	88,352	5,853,320

Equity Real Estate Investment Trusts (REITs) — 10.1%
Acadia Realty Trust	326,402	8,933,623
Chatham Lodging Trust	95,057	1,793,726
Chesapeake Lodging Trust	360,844	10,255,186
Columbia Property Trust, Inc.	284,078	5,891,778
CyrusOne, Inc.(a)	142,894	8,247,842
Healthcare Realty Trust, Inc.(a)	315,769	9,889,885
Hudson Pacific Properties, Inc.	138,339	4,602,538
Life Storage, Inc.	36,303	3,451,689
National Health Investors, Inc.	109,087	8,512,059
Pebblebrook Hotel Trust(a)	305,186	8,600,141
Preferred Apartment Communities, Inc. (Class A Stock)	125,732	1,879,693
PS Business Parks, Inc.	51,392	8,661,094
RLJ Lodging Trust	380,139	6,743,666
STAG Industrial, Inc.	196,992	5,957,038

		93,419,958

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	136,028	$3,591,139
Grocery Outlet Holding Corp.*	54,810	1,802,153
Performance Food Group Co.*	73,714	2,950,771

		8,344,063

Food Products — 1.9%
Darling Ingredients, Inc.*	199,308	3,964,236
Hostess Brands, Inc.*(a)	220,355	3,181,926
Nomad Foods Ltd. (United Kingdom)*	205,535	4,390,228
Simply Good Foods Co. (The)*	259,269	6,243,197

		17,779,587

Gas Utilities — 1.7%
Chesapeake Utilities Corp.	75,296	7,154,626
New Jersey Resources Corp.	164,611	8,192,689

		15,347,315

Health Care Equipment & Supplies — 1.6%
Avanos Medical, Inc.*	118,892	5,184,880
CONMED Corp.	56,121	4,802,274
Orthofix Medical, Inc.*	44,691	2,363,260
Wright Medical Group NV*(a)	87,128	2,598,157

		14,948,571

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*(a)	58,627	2,049,013
AMN Healthcare Services, Inc.*	51,211	2,778,197

		4,827,210

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	511,502	5,948,768
HMS Holdings Corp.*	69,787	2,260,401

		8,209,169

Hotels, Restaurants & Leisure — 1.7%
Boyd Gaming Corp.	106,219	2,861,540
Dine Brands Global, Inc.(a)	27,574	2,632,490
Eldorado Resorts, Inc.*(a)	93,068	4,287,643
Jack in the Box, Inc.	20,994	1,708,702
Wendy’s Co. (The)(a)	197,763	3,872,199

		15,362,574

Household Durables — 1.5%
KB Home	187,297	4,819,152
Meritage Homes Corp.*	79,620	4,087,691
TopBuild Corp.*	57,519	4,760,272

		13,667,115

Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	23,132	569,973

Insurance — 4.8%
AMERISAFE, Inc.(a)	42,730	2,724,892
CNO Financial Group, Inc.	138,061	2,302,857
Enstar Group Ltd. (Bermuda)*	19,835	3,456,844
James River Group Holdings Ltd.	106,972	5,016,987
Kemper Corp.	51,323	4,428,662
Kinsale Capital Group, Inc.	76,440	6,992,731

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Primerica, Inc.	33,873	$4,063,066
ProAssurance Corp.	48,743	1,760,110
RLI Corp.(a)	60,986	5,227,110
Selective Insurance Group, Inc.	110,756	8,294,517

		44,267,776

Interactive Media & Services — 0.4%
Cars.com, Inc.*(a)	172,810	3,407,813

Internet & Direct Marketing Retail — 0.6%
Liberty Expedia Holdings, Inc. (Class A Stock)*	92,317	4,411,829
Revolve Group, Inc.*(a)	33,394	1,152,093

		5,563,922

IT Services — 1.7%
CACI International, Inc. (Class A Stock)*	17,729	3,627,176
KBR, Inc.	286,424	7,143,415
LiveRamp Holdings, Inc.*	98,010	4,751,525

		15,522,116

Life Sciences Tools & Services — 1.0%
Cambrex Corp.*(a)	50,195	2,349,628
Syneos Health, Inc.*	124,509	6,361,165

		8,710,793

Machinery — 5.0%
Alamo Group, Inc.	17,705	1,769,261
CIRCOR International, Inc.*	67,351	3,098,146
Federal Signal Corp.	164,260	4,393,955
ITT, Inc.	69,262	4,535,276
Kennametal, Inc.	119,400	4,416,606
Navistar International Corp.*	51,696	1,780,927
RBC Bearings, Inc.*	23,500	3,920,035
Rexnord Corp.*	291,431	8,807,045
Terex Corp.	102,558	3,220,321
TriMas Corp.*	171,849	5,322,163
Watts Water Technologies, Inc. (Class A Stock)	48,400	4,509,912

		45,773,647

Media — 1.2%
Gray Television, Inc.*	219,339	3,594,966
Liberty Latin America Ltd. (Chile) (Class C Stock)*	191,452	3,291,060
MSG Networks, Inc. (Class A Stock)*	21,758	451,261
Nexstar Media Group, Inc. (Class A Stock)(a)	35,876	3,623,476
TEGNA, Inc.	30,229	457,969

		11,418,732

Metals & Mining — 1.9%
Allegheny Technologies, Inc.*(a)	236,377	5,956,700
Carpenter Technology Corp.	69,668	3,342,671
Cleveland-Cliffs, Inc.(a)	336,890	3,594,616
Constellium SE*	222,631	2,235,215
Royal Gold, Inc.	21,338	2,186,932

		17,316,134

COMMON STOCKS (continued)	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
Granite Point Mortgage Trust, Inc.	96,114	$1,844,428
MFA Financial, Inc.	778,798	5,591,770
PennyMac Mortgage Investment Trust	169,536	3,700,971
Redwood Trust, Inc.(a)	245,231	4,053,668
Two Harbors Investment Corp.	428,244	5,425,851

		20,616,688

Oil, Gas & Consumable Fuels — 5.1%
Brigham Minerals, Inc. (Class A Stock)*(a)	71,596	1,536,450
Callon Petroleum Co.*(a)	857,950	5,653,890
Centennial Resource Development, Inc. (Class A Stock)*(a)	96,334	731,175
Delek US Holdings, Inc.	96,665	3,916,866
Falcon Minerals Corp.(a)	261,948	2,200,363
Golar LNG Ltd. (Bermuda)	301,637	5,574,252
Matador Resources Co.*	224,831	4,469,640
PBF Energy, Inc. (Class A Stock)	37,854	1,184,830
PDC Energy, Inc.*	134,844	4,862,475
Rattler Midstream LP*	134,377	2,605,570
Viper Energy Partners LP	257,402	7,933,130
WPX Energy, Inc.*	582,323	6,702,538

		47,371,179

Paper & Forest Products — 0.1%
Boise Cascade Co.	18,710	525,938

Pharmaceuticals — 0.4%
Prestige Consumer Healthcare, Inc.*(a)	116,554	3,692,431

Professional Services — 0.4%
ASGN, Inc.*	65,132	3,946,999

Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	225,024	4,628,744

Road & Rail — 0.5%
Saia, Inc.*	67,491	4,364,643

Semiconductors & Semiconductor Equipment — 2.1%
Cree, Inc.*(a)	46,593	2,617,595
Entegris, Inc.(a)	97,354	3,633,251
Lattice Semiconductor Corp.*	222,633	3,248,216
Nanometrics, Inc.*	80,229	2,784,749
Semtech Corp.*	70,604	3,392,522
Silicon Laboratories, Inc.*	22,843	2,361,966
Synaptics, Inc.*(a)	52,366	1,525,945

		19,564,244

Software — 1.9%
Avaya Holdings Corp.*	124,013	1,476,995
Bottomline Technologies DE, Inc.*	42,204	1,867,105
CommVault Systems, Inc.*	103,385	5,129,964
Cornerstone OnDemand, Inc.*	80,838	4,682,945
Verint Systems, Inc.*(a)	84,682	4,554,198

		17,711,207

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail — 2.4%
Aaron’s, Inc.(a)	73,397	$4,507,310
Abercrombie & Fitch Co. (Class A Stock)(a)	92,211	1,479,064
Asbury Automotive Group, Inc.*	42,477	3,582,510
Bed Bath & Beyond, Inc.(a)	99,083	1,151,344
Burlington Stores, Inc.*(a)	31,760	5,403,964
Designer Brands, Inc. (Class A Stock)	57,065	1,093,936
Guess?, Inc.(a)	170,480	2,753,252
Sally Beauty Holdings, Inc.*(a)	122,587	1,635,311
Shoe Carnival, Inc.(a)	17,976	496,138

		22,102,829

Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	37,186	3,724,550
Crocs, Inc.*	72,797	1,437,740
G-III Apparel Group Ltd.*	48,228	1,418,868

		6,581,158

Thrifts & Mortgage Finance — 2.4%
MGIC Investment Corp.*	570,184	7,492,218
OceanFirst Financial Corp.	197,910	4,918,063
Provident Financial Services, Inc.	163,270	3,959,298
Washington Federal, Inc.(a)	167,265	5,842,566

		22,212,145

Trading Companies & Distributors — 2.0%
Beacon Roofing Supply, Inc.*	160,313	5,886,694
Foundation Building Materials, Inc.*	92,781	1,649,646
H&E Equipment Services, Inc.	106,502	3,098,143
Kaman Corp.	73,915	4,707,646
Univar, Inc.*	156,888	3,457,812

		18,799,941

TOTAL COMMON STOCKS (cost $792,463,062)		890,037,173

	Shares	Value

EXCHANGE-TRADED FUND — 0.9%
iShares Russell 2000 Value ETF(a) (cost $8,432,801)	69,853	$8,417,287

TOTAL LONG-TERM INVESTMENTS (cost $800,895,863)		898,454,460

SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	13,969,484	13,969,484
PGIM Institutional Money Market Fund (cost $133,504,257; includes $133,255,703 of cash collateral for securities on loan)(b)(w)	133,467,360	133,507,400

TOTAL SHORT-TERM INVESTMENTS (cost $147,473,741)		147,476,884
TOTAL INVESTMENTS — 113.5% (cost $948,369,604)		1,045,931,344
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.5)%		(124,189,596)

NET ASSETS — 100.0%		$921,741,748

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,763,055; cash collateral of $133,255,703 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,424,395	$—	$—
Air Freight & Logistics	4,835,865	—	—
Airlines	7,704,180	—	—
Auto Components	9,815,893	—	—
Banks	166,932,556	—	—
Beverages	1,005,856	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Biotechnology	$2,018,199	$—	$—
Building Products	3,430,577	—	—
Capital Markets	15,627,063	—	—
Chemicals	14,831,758	—	—
Commercial Services & Supplies	6,844,867	—	—
Communications Equipment	19,670,492	—	—
Construction & Engineering	8,728,746	—	—
Construction Materials	2,248,419	—	—
Diversified Consumer Services	7,379,062	—	—
Electric Utilities	31,101,024	—	—
Electronic Equipment, Instruments & Components	18,987,435	—	—
Energy Equipment & Services	15,022,852	—	—
Entertainment	5,853,320	—	—
Equity Real Estate Investment Trusts (REITs)	93,419,958	—	—
Food & Staples Retailing	8,344,063	—	—
Food Products	17,779,587	—	—
Gas Utilities	15,347,315	—	—
Health Care Equipment & Supplies	14,948,571	—	—
Health Care Providers & Services	4,827,210	—	—
Health Care Technology	8,209,169	—	—
Hotels, Restaurants & Leisure	15,362,574	—	—
Household Durables	13,667,115	—	—
Household Products	569,973	—	—
Insurance	44,267,776	—	—
Interactive Media & Services	3,407,813	—	—
Internet & Direct Marketing Retail	5,563,922	—	—
IT Services	15,522,116	—	—
Life Sciences Tools & Services	8,710,793	—	—
Machinery	45,773,647	—	—
Media	11,418,732	—	—
Metals & Mining	17,316,134	—	—
Mortgage Real Estate Investment Trusts (REITs)	20,616,688	—	—
Oil, Gas & Consumable Fuels	47,371,179	—	—
Paper & Forest Products	525,938	—	—
Pharmaceuticals	3,692,431	—	—
Professional Services	3,946,999	—	—
Real Estate Management & Development	4,628,744	—	—
Road & Rail	4,364,643	—	—
Semiconductors & Semiconductor Equipment	19,564,244	—	—
Software	17,711,207	—	—
Specialty Retail	22,102,829	—	—
Textiles, Apparel & Luxury Goods	6,581,158	—	—
Thrifts & Mortgage Finance	22,212,145	—	—
Trading Companies & Distributors	18,799,941	—	—
Exchange-Traded Fund	8,417,287	—	—
Affiliated Mutual Funds	147,476,884	—	—

Total	$1,045,931,344	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Banks	18.1%
Affiliated Mutual Funds (14.5% represents investments purchased with collateral from securities on loan)	16.0
Equity Real Estate Investment Trusts (REITs)	10.1
Oil, Gas & Consumable Fuels	5.1

Machinery	5.0%
Insurance	4.8
Electric Utilities	3.4
Thrifts & Mortgage Finance	2.4
Specialty Retail	2.4

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Mortgage Real Estate Investment Trusts (REITs)	2.2%
Communications Equipment	2.1
Semiconductors & Semiconductor Equipment	2.1
Electronic Equipment, Instruments & Components	2.1
Trading Companies & Distributors	2.0
Food Products	1.9
Software	1.9
Metals & Mining	1.9
Capital Markets	1.7
IT Services	1.7
Hotels, Restaurants & Leisure	1.7
Gas Utilities	1.7
Energy Equipment & Services	1.6
Health Care Equipment & Supplies	1.6
Chemicals	1.6
Household Durables	1.5
Aerospace & Defense	1.2
Media	1.2
Auto Components	1.1
Construction & Engineering	1.0
Life Sciences Tools & Services	1.0
Exchange-Traded Fund	0.9
Food & Staples Retailing	0.9

Health Care Technology	0.9%
Airlines	0.8
Diversified Consumer Services	0.8
Commercial Services & Supplies	0.8
Textiles, Apparel & Luxury Goods	0.7
Entertainment	0.6
Internet & Direct Marketing Retail	0.6
Air Freight & Logistics	0.5
Health Care Providers & Services	0.5
Real Estate Management & Development	0.5
Road & Rail	0.5
Professional Services	0.4
Pharmaceuticals	0.4
Building Products	0.4
Interactive Media & Services	0.4
Construction Materials	0.3
Biotechnology	0.2
Beverages	0.1
Household Products	0.1
Paper & Forest Products	0.1

113.5
Liabilities in excess of other assets	(13.5)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$131,763,055	$(131,763,055)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $131,763,055:
Unaffiliated investments (cost $800,895,863)	$898,454,460
Affiliated investments (cost $147,473,741)	147,476,884
Receivable for investments sold	59,227,661
Dividends receivable	1,639,438
Receivable for Portfolio shares sold	234,667
Tax reclaim receivable	33,861
Prepaid expenses	17,079

Total Assets	1,107,084,050

LIABILITIES
Payable to broker for collateral for securities on loan	133,255,703
Payable for investments purchased	51,134,405
Management fee payable	390,642
Accrued expenses and other liabilities	309,622
Payable to custodian	172,390
Distribution fee payable	37,184
Payable to affiliate	33,861
Payable for Portfolio shares repurchased	8,126
Affiliated transfer agent fee payable	369

Total Liabilities	185,342,302

NET ASSETS	$921,741,748

Net assets were comprised of:
Partners Equity	$921,741,748

Net asset value and redemption price per share, $921,741,748 / 39,062,612 outstanding shares of beneficial interest	$23.60

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$7,376,647
Affiliated dividend income	322,757
Income from securities lending, net (including affiliated income of $148,075)	152,102

Total income	7,851,506

EXPENSES
Management fee	3,469,320
Distribution fee	1,127,062
Custodian and accounting fees	55,491
Audit fee	11,554
Trustees’ fees	9,845
Legal fees and expenses	7,145
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Shareholders’ reports	2,635
Miscellaneous	14,465

Total expenses	4,700,994
Less: Fee waiver and/or expense reimbursement	(58,607)

Net expenses	4,642,387

NET INVESTMENT INCOME (LOSS)	3,209,119

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $22,742)	20,941,823
Foreign currency transactions	(3,292)

20,938,531

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $22,636)	100,282,313
Foreign currencies	3,292

100,285,605

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	121,224,136

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,433,255

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$3,209,119	$4,259,485
Net realized gain (loss) on investment and foreign currency transactions	20,938,531	80,832,005
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	100,285,605	(216,756,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,433,255	(131,665,074)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,397,124 and 865,881 shares, respectively]	75,816,368	19,441,459
Portfolio shares repurchased [3,060,918 and 5,280,956 shares, respectively]	(69,040,946)	(121,806,930)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	6,775,422	(102,365,471)

CAPITAL CONTRIBUTIONS	1,210	24,786

TOTAL INCREASE (DECREASE)	131,209,887	(234,005,759)
NET ASSETS:
Beginning of period	790,531,861	1,024,537,620

End of period	$921,741,748	$790,531,861

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 0.5%
Embraer SA (Brazil), ADR(a)	379,100	$7,631,283

Auto Components — 2.6%
Adient PLC(a)	566,600	13,751,382
Magna International, Inc. (Canada)	493,200	24,512,040

		38,263,422

Automobiles — 3.9%
General Motors Co.(a)	1,218,900	46,964,217
Harley-Davidson, Inc.(a)	309,400	11,085,802

		58,050,019

Banks — 12.4%
Bank of America Corp.	893,354	25,907,266
Citigroup, Inc.	891,660	62,442,950
Citizens Financial Group, Inc.	830,600	29,370,016
Wells Fargo & Co.	1,426,083	67,482,247

		185,202,479

Beverages — 1.2%
PepsiCo, Inc.	137,600	18,043,488

Building Products — 1.5%
Johnson Controls International PLC	548,907	22,675,348

Capital Markets — 5.6%
Goldman Sachs Group, Inc. (The)	260,200	53,236,920
State Street Corp.	541,300	30,345,278

		83,582,198

Communications Equipment — 1.4%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,123,000	20,168,500

Consumer Finance — 3.7%
Capital One Financial Corp.	359,000	32,575,660
Discover Financial Services	297,300	23,067,507

		55,643,167

Containers & Packaging — 1.7%
International Paper Co.	591,900	25,641,108

Diversified Financial Services — 1.5%
AXA Equitable Holdings, Inc.(a)	1,039,500	21,725,550

Electric Utilities — 3.0%
PPL Corp.	756,200	23,449,762
Southern Co. (The)	371,400	20,530,992

		43,980,754

Electronic Equipment, Instruments & Components — 2.6%
Corning, Inc.(a)	1,171,600	38,932,268

Energy Equipment & Services — 2.1%
National Oilwell Varco, Inc.	1,408,300	31,306,509

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	267,200	14,402,080

Health Care Equipment & Supplies — 3.7%
Koninklijke Philips NV (Netherlands), NVDR(a)	173,038	7,540,996

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	358,100	$34,875,359
Zimmer Biomet Holdings, Inc.	110,700	13,033,818

		55,450,173

Health Care Providers & Services — 1.3%
Anthem, Inc.	67,000	18,908,070

Industrial Conglomerates — 4.4%
General Electric Co.	6,172,900	64,815,450

Insurance — 6.7%
American International Group, Inc.	1,405,600	74,890,368
Travelers Cos., Inc. (The)	169,300	25,313,736

		100,204,104

Machinery — 4.7%
CNH Industrial NV (United Kingdom)(a)	2,957,700	30,405,156
Cummins, Inc.	191,500	32,811,610
PACCAR, Inc.	102,300	7,330,818

		70,547,584

Media — 6.3%
CBS Corp. (Class B Stock)	323,000	16,117,700
Comcast Corp. (Class A Stock)	859,100	36,322,748
Discovery, Inc. (Class C Stock)*	1,465,300	41,687,785

		94,128,233

Oil, Gas & Consumable Fuels — 10.0%
Apache Corp.(a)	1,010,300	29,268,391
Hess Corp.(a)	514,700	32,719,479
Marathon Oil Corp.	1,970,400	27,999,384
Marathon Petroleum Corp.	117,761	6,580,485
Murphy Oil Corp.(a)	1,061,500	26,165,975
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	399,793	26,014,531

		148,748,245

Personal Products — 1.5%
Unilever PLC (United Kingdom), ADR(a)	350,200	21,701,894

Pharmaceuticals — 2.2%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	546,300	21,862,926
Sanofi (France), ADR	252,900	10,942,983

		32,805,909

Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.(a)	128,000	14,689,280

Software — 6.7%
Microsoft Corp.	454,450	60,878,122
Oracle Corp.	692,300	39,440,331

		100,318,453

Technology Hardware, Storage & Peripherals — 3.0%
Hewlett Packard Enterprise Co.	2,978,000	44,521,100

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services — 1.8%
Vodafone Group PLC (United Kingdom), ADR	1,624,745	$26,532,086

TOTAL LONG-TERM INVESTMENTS (cost $1,370,517,399)		1,458,618,754

SHORT-TERM INVESTMENTS — 16.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	22,586,138	22,586,138
PGIM Institutional Money Market Fund (cost $218,290,786; includes $217,903,463 of cash collateral for securities on loan)(b)(w)	218,243,993	218,309,466

TOTAL SHORT-TERM INVESTMENTS (cost $240,876,924)		240,895,604

TOTAL INVESTMENTS — 114.2% (cost $1,611,394,323)		1,699,514,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.2)%		(211,109,162)

NET ASSETS — 100.0%		$1,488,405,196

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,264,048; cash collateral of $217,903,463 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,631,283	$—	$—
Auto Components	38,263,422	—	—
Automobiles	58,050,019	—	—
Banks	185,202,479	—	—
Beverages	18,043,488	—	—
Building Products	22,675,348	—	—
Capital Markets	83,582,198	—	—
Communications Equipment	20,168,500	—	—
Consumer Finance	55,643,167	—	—
Containers & Packaging	25,641,108	—	—
Diversified Financial Services	21,725,550	—	—
Electric Utilities	43,980,754	—	—
Electronic Equipment, Instruments & Components	38,932,268	—	—
Energy Equipment & Services	31,306,509	—	—
Food Products	14,402,080	—	—
Health Care Equipment & Supplies	55,450,173	—	—
Health Care Providers & Services	18,908,070	—	—
Industrial Conglomerates	64,815,450	—	—
Insurance	100,204,104	—	—
Machinery	70,547,584	—	—
Media	94,128,233	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$148,748,245	$—	$—
Personal Products	21,701,894	—	—
Pharmaceuticals	32,805,909	—	—
Semiconductors & Semiconductor Equipment	14,689,280	—	—
Software	100,318,453	—	—
Technology Hardware, Storage & Peripherals	44,521,100	—	—
Wireless Telecommunication Services	26,532,086	—	—
Affiliated Mutual Funds	240,895,604	—	—

Total	$1,699,514,358	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (14.6% represents investments purchased with collateral from securities on loan)	16.2%
Banks	12.4
Oil, Gas & Consumable Fuels	10.0
Software	6.7
Insurance	6.7
Media	6.3
Capital Markets	5.6
Machinery	4.7
Industrial Conglomerates	4.4
Automobiles	3.9
Consumer Finance	3.7
Health Care Equipment & Supplies	3.7
Technology Hardware, Storage & Peripherals	3.0
Electric Utilities	3.0
Electronic Equipment, Instruments & Components	2.6
Auto Components	2.6
Pharmaceuticals	2.2

Energy Equipment & Services	2.1%
Wireless Telecommunication Services	1.8
Containers & Packaging	1.7
Building Products	1.5
Diversified Financial Services	1.5
Personal Products	1.5
Communications Equipment	1.4
Health Care Providers & Services	1.3
Beverages	1.2
Semiconductors & Semiconductor Equipment	1.0
Food Products	1.0
Aerospace & Defense	0.5

114.2
Liabilities in excess of other assets	(14.2)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$214,264,048	$(214,264,048)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2019
ASSETS
Investments at value, including securities on loan of $214,264,048:
Unaffiliated investments (cost $1,370,517,399)	$1,458,618,754
Affiliated investments (cost $240,876,924)	240,895,604
Receivable for investments sold	8,391,117
Dividends and interest receivable	2,529,731
Tax reclaim receivable	1,276,479
Receivable for Portfolio shares sold	128,592
Prepaid expenses	1,992

Total Assets	1,711,842,269

LIABILITIES
Payable to broker for collateral for securities on loan	217,903,463
Payable for investments purchased	3,128,419
Payable to affiliate	1,276,479
Accrued expenses and other liabilities	452,789
Management fee payable	443,442
Payable for Portfolio shares repurchased	171,620
Distribution fee payable	60,492
Affiliated transfer agent fee payable	369

Total Liabilities	223,437,073

NET ASSETS	$1,488,405,196

Net assets were comprised of:
Partners Equity	$1,488,405,196

Net asset value and redemption price per share, $1,488,405,196 / 48,745,299 outstanding shares of beneficial interest	$30.53

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $343,651 foreign withholding tax)	$21,250,819
Affiliated dividend income	513,258
Affiliated income from securities lending, net	124,418

Total income	21,888,495

EXPENSES
Management fee	4,827,058
Distribution fee	2,149,410
Custodian and accounting fees	66,347
Trustees’ fees	15,227
Audit fee	14,093
Legal fees and expenses	8,408
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	2,759
Miscellaneous	26,908

Total expenses	7,113,685
Less: Fee waiver and/or expense reimbursement	(63,621)

Net expenses	7,050,064

NET INVESTMENT INCOME (LOSS)	14,838,431

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $16,355)	36,121,955
Foreign currency transactions	11,756

36,133,711

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $25,759)	264,399,818
Foreign currencies	(16,577)

264,383,241

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	300,516,952

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$315,355,383

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$14,838,431	$32,133,940
Net realized gain (loss) on investment and foreign currency transactions	36,133,711	158,413,875
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	264,383,241	(453,423,228)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	315,355,383	(262,875,413)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,845,552 and 19,741,673 shares, respectively]	80,890,031	561,299,397
Portfolio shares repurchased [20,834,205 and 16,320,511 shares, respectively]	(612,261,984)	(480,381,841)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(531,371,953)	80,917,556

CAPITAL CONTRIBUTIONS	2,277	2,432,208

TOTAL INCREASE (DECREASE)	(216,014,293)	(179,525,649)
NET ASSETS:
Beginning of period	1,704,419,489	1,883,945,138

End of period	$1,488,405,196	$1,704,419,489

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS — 96.3%	Shares	Value
Argentina — 0.9%
MercadoLibre, Inc.*	32,708	$20,009,773

Australia — 2.7%
Aristocrat Leisure Ltd.	381,187	8,216,264
Cochlear Ltd.	97,067	14,116,760
CSL Ltd.	101,203	15,306,514
Insurance Australia Group Ltd.	972,265	5,635,508
Macquarie Group Ltd.	171,712	15,113,201

		58,388,247

Austria — 0.5%
BAWAG Group AG, 144A*	264,864	11,122,578

Belgium — 0.4%
KBC Group NV	146,295	9,602,591

Canada — 5.1%
Alimentation Couche-Tard, Inc. (Class B Stock)	145,750	9,172,050
Brookfield Asset Management, Inc. (Class A Stock)	334,327	15,974,144
Canadian National Railway Co.	210,750	19,505,097
Dollarama, Inc.	254,319	8,946,948
Rogers Communications, Inc. (Class B Stock)	178,861	9,574,400
Shopify, Inc. (Class A Stock)*	76,543	22,974,382
Suncor Energy, Inc.	277,153	8,645,489
Toronto-Dominion Bank (The)	283,367	16,557,782

		111,350,292

China — 7.6%
Alibaba Group Holding Ltd., ADR*(a)	335,139	56,789,303
China Merchants Bank Co. Ltd. (Class H Stock)	3,118,500	15,564,313
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	1,069,703	10,281,665
Kweichow Moutai Co. Ltd. (Class A Stock)	163,416	23,415,524
NetEase, Inc., ADR	43,246	11,061,029
Tencent Holdings Ltd.	773,324	34,926,343
Wuxi Biologics Cayman, Inc., 144A*	1,540,513	13,889,341

		165,927,518

Denmark — 1.9%
Coloplast A/S (Class B Stock)	116,413	13,151,004
DSV A/S	61,487	6,040,784
Novo Nordisk A/S (Class B Stock)	189,774	9,681,771
Orsted A/S, 144A	144,804	12,507,003

		41,380,562

Finland — 0.2%
Neste OYJ	101,658	3,459,203

France — 14.1%
Air Liquide SA	43,957	6,153,271
Airbus SE	289,459	41,072,686
Arkema SA	47,174	4,392,122
Capgemini SE	114,822	14,268,374
Dassault Systemes SE	172,831	27,599,724
Kering SA	21,425	12,643,922
L’Oreal SA	133,744	38,083,820

COMMON STOCKS (continued)	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	108,003	$45,985,860
Pernod Ricard SA	170,661	31,462,179
Remy Cointreau SA(a)	105,709	15,255,744
Safran SA	293,983	43,113,103
Schneider Electric SE	69,276	6,284,446
SPIE SA(a)	282,353	5,255,771
TOTAL SA	246,441	13,806,315
Valeo SA(a)	29,855	969,958

		306,347,295

Germany — 5.8%
adidas AG	52,777	16,306,946
Brenntag AG	174,605	8,609,998
Continental AG	45,401	6,615,855
CTS Eventim AG & Co. KGaA	216,377	10,081,035
Deutsche Boerse AG	38,834	5,495,258
Gerresheimer AG(a)	141,344	10,420,534
Infineon Technologies AG	1,029,650	18,171,144
Rational AG	12,204	8,430,404
SAP SE	157,050	21,576,533
SAP SE, ADR	97,241	13,302,569
Scout24 AG, 144A	125,928	6,692,803

		125,703,079

Hong Kong — 3.5%
AIA Group Ltd.	4,435,033	47,956,023
Techtronic Industries Co. Ltd.	3,573,976	27,434,488

		75,390,511

India — 1.6%
HDFC Bank Ltd., ADR	180,586	23,483,403
Housing Development Finance Corp. Ltd.	384,838	12,228,261

		35,711,664

Ireland — 2.2%
AerCap Holdings NV*	242,494	12,612,113
CRH PLC	276,010	9,002,744
Kerry Group PLC (Class A Stock)	97,090	11,585,599
Kingspan Group PLC	248,764	13,506,159

		46,706,615

Israel — 1.2%
Check Point Software Technologies Ltd.*(a)	221,026	25,552,816

Italy — 2.4%
Brunello Cucinelli SpA	486,166	16,414,601
Ferrari NV	192,194	31,163,983
Nexi SpA, 144A*	474,400	4,894,465

		52,473,049

Japan — 7.9%
Bridgestone Corp.	232,300	9,162,469
Daikin Industries Ltd.	176,891	23,189,427
Hoya Corp.	154,500	11,876,595
Kao Corp.	116,800	8,926,047
Keyence Corp.	48,736	30,052,327
Kose Corp.	67,400	11,341,505
Nitori Holdings Co. Ltd.	70,200	9,317,738

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Persol Holdings Co. Ltd.	281,500	$6,637,538
Sanwa Holdings Corp.	759,600	8,183,065
Shionogi & Co. Ltd.	185,400	10,698,050
Shiseido Co. Ltd.	181,800	13,753,626
SMC Corp.	46,000	17,238,255
Terumo Corp.	41,100	1,228,631
Toyota Motor Corp.	149,100	9,273,964

		170,879,237

Luxembourg — 0.3%
Tenaris SA	439,655	5,764,101

Macau — 0.5%
Galaxy Entertainment Group Ltd.	1,458,000	9,830,827

Netherlands — 5.5%
Adyen NV, 144A*	46,496	35,918,939
ASML Holding NV	160,624	33,510,330
Heineken NV	102,163	11,394,468
Koninklijke Philips NV	369,384	16,068,117
NXP Semiconductors NV	84,034	8,202,559
Royal Dutch Shell PLC (Class A Stock)	411,330	13,429,341

		118,523,754

Portugal — 0.3%
Galp Energia SGPS SA	368,675	5,677,661

Singapore — 0.5%
DBS Group Holdings Ltd.	586,100	11,243,872

South Africa — 0.3%
Bid Corp. Ltd.	264,961	5,765,897

Spain — 1.3%
ACS Actividades de Construccion y Servicios SA	340,917	13,614,101
Amadeus IT Group SA	186,425	14,792,104

		28,406,205

Sweden — 1.6%
Assa Abloy AB (Class B Stock)	262,078	5,924,299
Atlas Copco AB (Class A Stock)	437,210	13,970,417
Hexagon AB (Class B Stock)	206,361	11,469,985
Swedbank AB (Class A Stock)	276,341	4,153,278

		35,517,979

Switzerland — 10.8%
Alcon, Inc.*	73,576	4,555,806
Cie Financiere Richemont SA	87,760	7,440,342
Givaudan SA	10,131	28,631,265
Julius Baer Group Ltd.*	181,991	8,092,366
Lonza Group AG*	75,847	25,647,407
Novartis AG	367,882	33,577,616
Partners Group Holding AG	28,699	22,559,458
Roche Holding AG	51,460	14,489,371
SGS SA	3,535	9,002,869
SIG Combibloc Group AG*	601,846	6,946,789
Sika AG	65,647	11,228,141
Sonova Holding AG	62,598	14,236,667
Straumann Holding AG	28,478	25,169,296

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Temenos AG*	81,914	$14,668,748
UBS Group AG*	705,800	8,393,553

		234,639,694

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,349,000	17,995,026

Thailand — 0.5%
Sea Ltd., ADR*(a)	330,817	10,989,741

United Kingdom — 11.2%
Abcam PLC	185,815	3,483,244
Ashtead Group PLC	494,136	14,174,103
AstraZeneca PLC	134,435	10,984,404
Bunzl PLC	515,303	13,598,988
Compass Group PLC	1,167,200	27,986,153
DCC PLC	102,813	9,181,233
Diageo PLC	357,250	15,384,724
Electrocomponents PLC	67,246	540,889
Experian PLC	1,132,133	34,305,270
Fevertree Drinks PLC	172,764	5,097,371
London Stock Exchange Group PLC	297,206	20,732,612
Prudential PLC	530,683	11,579,939
Reckitt Benckiser Group PLC	120,287	9,491,962
RELX PLC	1,121,124	27,224,722
Rentokil Initial PLC	1,548,361	7,824,801
Segro PLC	1,184,264	10,985,859
Spectris PLC	165,733	6,064,145
St. James’s Place PLC	1,120,709	15,645,659

		244,286,078

United States — 4.7%
Aon PLC	62,293	12,021,303
Core Laboratories NV(a)	53,822	2,813,814
Ferguson PLC	294,492	20,964,152
Lululemon Athletica, Inc.*	166,568	30,017,219
Samsonite International SA, 144A*	4,385,336	10,092,373
Sensata Technologies Holding PLC*	256,658	12,576,242
Spotify Technology SA*	86,502	12,648,323

		101,133,426

TOTAL COMMON STOCKS (cost $1,684,424,320)		2,089,779,291

PREFERRED STOCK — 1.2%
Germany
Sartorius AG (PRFC) (cost $11,505,603)	129,067	26,490,611

	Units

RIGHTS* — 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 07/10/19 (cost $563,017)	340,917	534,966

TOTAL LONG-TERM INVESTMENTS (cost $1,696,492,940)		2,116,804,868

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

SHORT-TERM INVESTMENTS — 4.9%

AFFILIATED MUTUAL FUNDS — 4.0%	Shares	Value
PGIM Core Ultra Short Bond Fund(w)	20,689,597	$20,689,597
PGIM Institutional Money Market Fund (cost $65,693,249; includes $65,502,917 of cash collateral for securities on loan)(b)(w)	65,677,177	65,696,880

TOTAL AFFILIATED MUTUAL FUNDS (cost $86,382,846)		86,386,477

UNAFFILIATED MUTUAL FUND — 0.9%
BlackRock Liquidity Funds FedFund (cost $20,676,395)	20,676,395	20,676,395

TOTAL SHORT-TERM INVESTMENTS (cost $107,059,241)		107,062,872

TOTAL INVESTMENTS — 102.4% (cost $1,803,552,181)		2,223,867,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(52,127,985)

NET ASSETS — 100.0%		$2,171,739,755

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,987,064; cash collateral of $65,502,917 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$20,009,773	$—	$—
Australia	—	58,388,247	—
Austria	—	11,122,578	—
Belgium	—	9,602,591	—
Canada	111,350,292	—	—
China	67,850,332	98,077,186	—
Denmark	—	41,380,562	—
Finland	—	3,459,203	—
France	—	306,347,295	—
Germany	13,302,569	112,400,510	—
Hong Kong	—	75,390,511	—
India	23,483,403	12,228,261	—
Ireland	12,612,113	34,094,502	—
Israel	25,552,816	—	—
Italy	—	52,473,049	—
Japan	—	170,879,237	—
Luxembourg	—	5,764,101	—
Macau	—	9,830,827	—
Netherlands	8,202,559	110,321,195	—
Portugal	—	5,677,661	—
Singapore	—	11,243,872	—
South Africa	—	5,765,897	—
Spain	—	28,406,205	—
Sweden	—	35,517,979	—

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Switzerland	$—	$234,639,694	$—
Taiwan	—	17,995,026	—
Thailand	10,989,741	—	—
United Kingdom	—	244,286,078	—
United States	70,076,901	31,056,525	—
Preferred Stock
Germany	—	26,490,611	—
Rights
Spain	—	534,966	—
Affiliated Mutual Funds	86,386,477	—	—
Unaffiliated Mutual Fund	20,676,395	—	—

Total	$470,493,371	$1,753,374,369	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Textiles, Apparel & Luxury Goods	6.4%
Health Care Equipment & Supplies	5.9
Capital Markets	5.2
Software	4.8
Beverages	4.6
IT Services	4.4
Banks	4.2
Pharmaceuticals	4.1
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	4.0
Aerospace & Defense	3.9
Semiconductors & Semiconductor Equipment	3.6
Professional Services	3.6
Insurance	3.5
Internet & Direct Marketing Retail	3.5
Personal Products	3.3
Trading Companies & Distributors	3.2
Machinery	3.1
Building Products	2.4
Chemicals	2.3
Life Sciences Tools & Services	2.3
Electronic Equipment, Instruments & Components	2.2
Hotels, Restaurants & Leisure	2.2
Oil, Gas & Consumable Fuels	2.1
Entertainment	2.1
Interactive Media & Services	1.9

Automobiles	1.8%
Road & Rail	1.2
Unaffiliated Mutual Fund	0.9
Electrical Equipment	0.9
Biotechnology	0.9
Auto Components	0.7
Food & Staples Retailing	0.7
Construction & Engineering	0.6
Commercial Services & Supplies	0.6
Electric Utilities	0.6
Food Products	0.6
Thrifts & Mortgage Finance	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Wireless Telecommunication Services	0.4
Household Products	0.4
Specialty Retail	0.4
Industrial Conglomerates	0.4
Construction Materials	0.4
Multiline Retail	0.4
Energy Equipment & Services	0.4
Containers & Packaging	0.3

102.4
Liabilities in excess of other assets	(2.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$534,966	—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

For the six months ended June 30, 2019, the Portfolio did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(28,051)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$63,987,064	$(63,987,064)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $63,987,064:
Unaffiliated investments (cost $1,717,169,335)	$2,137,481,263
Affiliated investments (cost $86,382,846)	86,386,477
Cash	90,774
Foreign currency, at value (cost $1,390,168)	1,415,409
Receivable for investments sold	14,488,802
Tax reclaim receivable	8,565,341
Dividends and interest receivable	2,802,188
Receivable from affiliate	15,593
Receivable for Portfolio shares sold	16,054
Prepaid expenses and other assets	39,384

Total Assets	2,251,301,285

LIABILITIES
Payable to broker for collateral for securities on loan	65,502,917
Payable for investments purchased	6,173,702
Payable to affiliate	4,512,391
Payable for Portfolio shares repurchased	2,073,028
Management fee payable	710,746
Accrued expenses and other liabilities	499,490
Distribution fee payable	88,887
Affiliated transfer agent fee payable	369

Total Liabilities	79,561,530

NET ASSETS	$2,171,739,755

Net assets were comprised of:
Partners Equity	$2,171,739,755

Net asset value and redemption price per share, $2,171,739,755 / 115,532,337 outstanding shares of beneficial interest	$18.80

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,472,498 foreign withholding tax, of which $57,332 is reimbursable by an affiliate)	$24,706,872
Affiliated dividend income	544,667
Income from securities lending, net (including affiliated income of $219,513)	372,224

Total income	25,623,763

EXPENSES
Management fee	8,184,833
Distribution fee	2,525,847
Custodian and accounting fees	303,370
Trustees’ fees	16,809
Audit fee	14,328
Legal fees and expenses	8,913
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,944
Miscellaneous	33,961

Total expenses	11,094,481
Less: Fee waiver and/or expense reimbursement	(202,068)

Net expenses	10,892,413

NET INVESTMENT INCOME (LOSS)	14,731,350

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $27,651) (net of foreign capital gains taxes $7,177)	33,895,218
Foreign currency transactions	(283,958)

33,611,260

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $15,836)	326,987,177
Foreign currencies	156,970

327,144,147

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	360,755,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$375,486,757

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$14,731,350	$16,973,609
Net realized gain (loss) on investment and foreign currency transactions	33,611,260	210,616,324
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	327,144,147	(543,275,666)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	375,486,757	(315,685,733)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,583,002 and 8,207,217 shares, respectively]	149,132,113	145,308,018
Portfolio shares repurchased [7,346,496 and 37,678,734 shares, respectively]	(129,762,995)	(632,728,458)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	19,369,118	(487,420,440)

CAPITAL CONTRIBUTIONS	559,603	2,267,423

TOTAL INCREASE (DECREASE)	395,415,478	(800,838,750)
NET ASSETS:
Beginning of period	1,776,324,277	2,577,163,027

End of period	$2,171,739,755	$1,776,324,277

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 96.5%	Shares	Value
Australia — 4.4%
AGL Energy Ltd.	266,900	$3,748,647
Ausdrill Ltd.	793,540	1,020,171
BHP Group PLC	442,778	11,331,227
Coca-Cola Amatil Ltd.	834,800	5,986,598
CSR Ltd.	1,070,300	2,936,412
Fortescue Metals Group Ltd.	1,281,400	8,126,052
Harvey Norman Holdings Ltd.(a)	1,504,600	4,306,634
Inghams Group Ltd.	832,600	2,350,769
Lendlease Group	575,900	5,258,291
Metcash Ltd.	2,725,199	4,906,504
Mineral Resources Ltd.	267,900	2,824,766
Mirvac Group, REIT	2,126,200	4,671,933
Myer Holdings Ltd.*(a)	2,108,600	803,976
Qantas Airways Ltd.	1,938,002	7,343,819
Rio Tinto Ltd.	145,000	10,580,501
Woodside Petroleum Ltd.	220,500	5,637,688

		81,833,988

Austria — 0.6%
OMV AG	138,300	6,749,862
voestalpine AG	144,800	4,494,374

		11,244,236

Belgium — 1.5%
Anheuser-Busch InBev SA/NV	231,427	20,498,031
Bekaert SA	142,800	3,831,983
UCB SA	54,000	4,477,919

		28,807,933

Canada — 2.2%
Canadian National Railway Co.	94,430	8,739,579
National Bank of Canada(a)	194,000	9,215,945
Rogers Communications, Inc. (Class B Stock)	154,500	8,270,360
Suncor Energy, Inc.	484,160	15,102,849

		41,328,733

China — 1.6%
China Resources Cement Holdings Ltd.	6,988,000	6,780,249
Kingboard Holdings Ltd.	1,618,800	4,515,253
Ping An Insurance Group Co. of China
Ltd. (Class H Stock)	1,081,500	13,002,611
Shenzhen International Holdings Ltd.	1,246,500	2,480,546
Xinyi Solar Holdings Ltd.	5,004,000	2,470,942

		29,249,601

Denmark — 1.0%
Carlsberg A/S (Class B Stock)	90,827	12,030,180
Danske Bank A/S	248,400	3,926,629
Dfds A/S	53,800	2,286,670

		18,243,479

Finland — 1.6%
Nordea Bank Abp	1,567,457	11,383,749
Sampo OYJ (Class A Stock)	230,792	10,897,408
UPM-Kymmene OYJ	273,300	7,270,007

		29,551,164

COMMON STOCKS (continued)	Shares	Value
France — 11.6%
Air Liquide SA	85,692	$11,995,499
Arkema SA	52,200	4,860,066
Atos SE	103,131	8,631,992
AXA SA	305,800	8,030,923
BNP Paribas SA	105,500	5,012,100
Bouygues SA	137,500	5,098,264
Carrefour SA(a)	225,900	4,362,737
Cie Generale des Etablissements Michelin SCA	125,117	15,851,298
CNP Assurances	132,500	3,007,724
Credit Agricole SA	466,400	5,589,552
Engie SA	1,059,300	16,053,856
Natixis SA	818,900	3,303,931
Orange SA	531,500	8,376,341
Peugeot SA	164,100	4,044,249
Renault SA(a)	73,200	4,605,251
Safran SA	122,450	17,957,499
Sanofi	442,005	38,199,754
Societe Generale SA	110,300	2,787,215
TOTAL SA	358,200	20,067,367
Valeo SA	51,200	1,663,435
Vinci SA	109,122	11,177,969
Vivendi SA	508,320	13,984,575

		214,661,597

Germany — 6.8%
Allianz SE	51,100	12,324,148
Aurubis AG	46,100	2,250,498
BASF SE	68,700	5,003,165
Bayer AG	29,500	2,040,040
Bayerische Motoren Werke AG	81,100	6,001,002
Covestro AG, 144A	119,000	6,055,129
Daimler AG	124,000	6,893,176
Deutsche Lufthansa AG	362,100	6,198,646
Duerr AG	101,000	3,450,220
Fresenius SE & Co. KGaA	101,766	5,523,628
METRO AG(a)	349,700	6,394,246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,400	7,631,949
Rheinmetall AG	56,800	6,960,143
SAP SE	204,902	28,150,746
Siemens AG	31,000	3,689,159
Siltronic AG	27,700	2,024,804
Volkswagen AG	61,900	10,643,980
Vonovia SE	102,150	4,881,694

		126,116,373

Hong Kong — 1.7%
CK Asset Holdings Ltd.	288,000	2,251,098
CK Hutchison Holdings Ltd.	774,500	7,625,371
Dah Sing Financial Holdings Ltd.	484,312	2,263,032
Lee & Man Paper Manufacturing Ltd.	5,815,500	4,075,484
Skyworth Digital Holdings Ltd.(a)	7,664,000	2,063,652
Tongda Group Holdings Ltd.	19,670,000	1,517,597
WH Group Ltd., 144A	6,681,500	6,789,940
Yue Yuen Industrial Holdings Ltd.	1,736,000	4,756,532

		31,342,706

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
India — 0.5%
ICICI Bank Ltd., ADR	692,360	$8,716,812

Ireland — 0.9%
C&C Group PLC	728,000	3,234,528
Ryanair Holdings PLC, ADR*	130,418	8,365,011
Smurfit Kappa Group PLC	181,000	5,482,528

		17,082,067

Israel — 0.8%
Bank Hapoalim BM	510,700	3,793,382
Bank Leumi Le-Israel BM	1,256,513	9,069,169
Teva Pharmaceutical Industries Ltd.*	166,500	1,545,034

		14,407,585

Italy — 1.9%
Danieli & C Officine Meccaniche SpA	39,599	727,010
Enel SpA	2,734,000	19,093,466
Leonardo SpA	500,100	6,346,662
Mediobanca Banca di Credito Finanziario SpA	516,700	5,321,934
UnipolSai Assicurazioni SpA(a)	1,385,701	3,559,419

		35,048,491

Japan — 19.4%
AGC, Inc.	190,200	6,582,932
Aisin Seiki Co. Ltd.	97,600	3,365,932
Aozora Bank Ltd.	98,300	2,361,419
Astellas Pharma, Inc.	477,000	6,805,595
Credit Saison Co. Ltd.	196,600	2,305,338
Daiwa House Industry Co. Ltd.	572,794	16,720,353
Dowa Holdings Co. Ltd.	91,400	2,944,529
Enplas Corp.	1,100	32,701
Fujikura Ltd.	492,300	1,853,351
Fuyo General Lease Co. Ltd.	65,100	3,711,015
Hazama Ando Corp.	528,100	3,532,511
Hitachi High-Technologies Corp.	115,200	5,939,452
Hitachi Ltd.	161,500	5,928,322
Isuzu Motors Ltd.	330,400	3,766,164
ITOCHU Corp.	584,400	11,184,897
Japan Airlines Co. Ltd.	205,800	6,575,869
Japan Aviation Electronics Industry Ltd.	192,000	2,829,425
JTEKT Corp.	329,500	4,015,932
Kaneka Corp.	80,100	3,019,776
Kao Corp.	128,990	9,857,627
KDDI Corp.	604,600	15,372,723
Keihin Corp.	279,200	4,008,140
Keiyo Bank Ltd. (The)	405,500	2,375,617
Komatsu Ltd.	171,800	4,154,977
Makita Corp.	260,900	8,897,933
Marubeni Corp.	779,500	5,171,549
Mazda Motor Corp.	317,700	3,318,393
Mitsubishi Chemical Holdings Corp.	501,200	3,508,922
Mitsubishi Gas Chemical Co., Inc.	278,600	3,725,123
Mitsubishi UFJ Financial Group, Inc.	1,645,700	7,830,093

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	859,800	$4,570,442
Mitsui & Co. Ltd.	401,200	6,543,617
Mitsui Chemicals, Inc.	220,100	5,464,979
Mizuho Financial Group, Inc.	4,359,500	6,322,358
Morinaga Milk Industry Co. Ltd.	103,900	4,109,227
Nexon Co. Ltd.*	726,800	10,560,008
Nikon Corp.	227,800	3,229,234
Nippon Telegraph & Telephone Corp.	377,200	17,585,962
Nishi-Nippon Financial Holdings, Inc.	297,400	2,143,556
Nissan Motor Co. Ltd.	1,242,100	8,901,432
NTN Corp.	1,585,400	4,725,236
NTT DOCOMO, Inc.	84,100	1,961,545
Pan Pacific International Holdings Corp.	111,805	7,116,465
Resona Holdings, Inc.	1,895,200	7,904,230
Sawai Pharmaceutical Co. Ltd.	48,200	2,604,254
Shin-Etsu Chemical Co. Ltd.	146,100	13,645,666
Shizuoka Gas Co. Ltd.	383,800	2,929,295
SKY Perfect JSAT Holdings, Inc.	1,083,400	4,229,473
Sompo Holdings, Inc.	151,900	5,873,133
Sumitomo Forestry Co. Ltd.	226,600	2,719,309
Sumitomo Heavy Industries Ltd.	176,900	6,101,800
Sumitomo Mitsui Financial Group, Inc.	561,700	19,863,760
Suzuki Motor Corp.	166,400	7,824,920
Teijin Ltd.	327,200	5,586,141
Toagosei Co. Ltd.	171,100	1,802,507
Tokai Rika Co. Ltd.	15,800	261,159
Towa Pharmaceutical Co. Ltd.(a)	137,700	3,502,270
Toyo Tire Corp.	197,300	2,601,820
Toyoda Gosei Co. Ltd.	158,000	3,088,502
Toyota Motor Corp.	67,574	4,203,078
Tsubakimoto Chain Co.	107,200	3,507,798
Ube Industries Ltd.	214,800	4,463,192
Ulvac, Inc.	93,500	2,969,165
Yamaha Corp.	146,700	6,988,995
Yokohama Rubber Co. Ltd. (The)	148,300	2,731,189

		360,332,327

Netherlands — 5.9%
ABN AMRO Bank NV, 144A, CVA	640,490	13,701,723
Aegon NV	740,800	3,680,791
ING Groep NV	296,500	3,436,693
Koninklijke Ahold Delhaize NV	534,100	12,004,977
Koninklijke DSM NV	87,787	10,836,823
NN Group NV	119,500	4,808,580
Royal Dutch Shell PLC (Class A Stock)	792,294	25,888,805
Royal Dutch Shell PLC (Class B Stock)	493,400	16,166,802
Signify NV, 144A	223,800	6,612,326
Wolters Kluwer NV	182,105	13,259,364

		110,396,884

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
New Zealand — 0.3%
Air New Zealand Ltd.	2,919,400	$5,203,400
SKY Network Television Ltd.	827,900	656,736

		5,860,136

Norway — 1.7%
DNB ASA	292,300	5,443,102
Equinor ASA	507,803	10,011,759
Leroy Seafood Group ASA	459,600	3,051,266
Mowi ASA	104,900	2,453,735
Telenor ASA	509,630	10,815,382

		31,775,244

Singapore — 1.8%
DBS Group Holdings Ltd.	1,040,840	19,967,705
Hong Leong Asia Ltd.*	1,340,700	535,578
NetLink NBN Trust, UTS	9,651,500	6,346,050
Venture Corp. Ltd.	220,000	2,650,360
Wilmar International Ltd.	1,280,600	3,501,277

		33,000,970

South Africa — 0.2%
Investec PLC	451,400	2,934,440

South Korea — 0.5%
Samsung Electronics Co. Ltd.	231,823	9,433,923

Spain — 1.6%
Banco Santander SA	1,077,200	4,987,215
Iberdrola SA	503,900	5,021,971
Red Electrica Corp. SA	533,593	11,114,444
Repsol SA	580,400	9,110,861

		30,234,491

Sweden — 3.3%
Assa Abloy AB (Class B Stock)	752,318	17,006,223
Boliden AB	174,300	4,465,477
Electrolux AB (Class B Stock)	198,800	5,082,840
Epiroc AB (Class A Stock)	993,815	10,340,700
JM AB(a)	148,500	3,412,264
Sandvik AB	268,600	4,928,285
SKF AB (Class B Stock)	377,800	6,946,823
Volvo AB (Class B Stock)	555,900	8,821,427

		61,004,039

Switzerland — 6.9%
ABB Ltd.	324,486	6,520,719
Adecco Group AG	59,400	3,571,037
Baloise Holding AG	24,800	4,389,919
Helvetia Holding AG	16,500	2,072,151
Landis+Gyr Group AG*	52,000	4,142,364
Novartis AG	335,113	30,586,698
Roche Holding AG	106,900	30,099,374
Swiss Life Holding AG	27,800	13,792,276
Swiss Re AG	74,700	7,588,935
Swisscom AG	11,600	5,826,953
UBS Group AG*	698,300	8,304,361
Zurich Insurance Group AG	34,400	11,957,090

		128,851,877

United Arab Emirates — 0.2%
Network International Holdings PLC, 144A*	525,251	3,969,644

COMMON STOCKS (continued)	Shares	Value
United Kingdom — 14.8%
3i Group PLC	578,800	$8,187,627
Amcor PLC	809,174	9,199,766
Aviva PLC	649,600	3,438,237
Babcock International Group PLC	557,800	3,245,227
BAE Systems PLC	1,611,148	10,140,509
Barclays PLC	2,371,600	4,518,844
Barratt Developments PLC	536,800	3,903,281
Bellway PLC	113,800	4,025,464
Berkeley Group Holdings PLC	82,800	3,924,507
Bovis Homes Group PLC	248,000	3,256,480
BP PLC	2,380,200	16,608,635
British American Tobacco PLC	154,000	5,384,289
BT Group PLC	1,976,800	4,938,306
Centrica PLC	1,876,600	2,088,195
Compass Group PLC	465,189	11,153,916
Debenhams PLC^*(a)	1,384,862	32,154
Diageo PLC	233,574	10,058,702
Dixons Carphone PLC	1,147,300	1,594,162
GlaxoSmithKline PLC	916,500	18,348,432
Go-Ahead Group PLC (The)	148,200	3,722,173
Howden Joinery Group PLC	555,138	3,573,627
Imperial Brands PLC	310,800	7,295,413
Inchcape PLC	489,500	3,834,441
Informa PLC	974,189	10,335,995
International Consolidated Airlines Group SA	565,500	3,422,249
J Sainsbury PLC	2,124,600	5,285,697
Kingfisher PLC	1,390,500	3,791,154
Legal & General Group PLC	1,954,400	6,696,246
Lloyds Banking Group PLC	11,415,600	8,219,168
Marks & Spencer Group PLC(a)	1,296,600	3,463,063
Marston’s PLC	1,392,600	2,071,726
Micro Focus International PLC	75,500	1,980,546
Premier Foods PLC*	200,276	85,906
Prudential PLC	835,765	18,237,078
Redrow PLC	194,952	1,348,540
RELX PLC	825,516	20,046,350
Restaurant Group PLC (The)	643,400	1,075,670
Royal Mail PLC	484,100	1,304,082
RPC Group PLC	249,900	2,517,439
RSA Insurance Group PLC	1,038,888	7,616,701
Tate & Lyle PLC	499,300	4,683,970
Taylor Wimpey PLC	1,548,800	3,105,273
Unilever PLC	293,060	18,210,380
Vesuvius PLC	494,200	3,443,014
Weir Group PLC (The)	253,606	4,988,760

		274,401,394

United States — 2.8%
Aon PLC	123,265	23,787,680
Ferguson PLC	108,378	7,715,160
Medtronic PLC	215,410	20,978,780

		52,481,620

TOTAL COMMON STOCKS (cost $1,748,590,526)		1,792,311,754

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

PREFERRED STOCK — 0.7%	Shares	Value
Germany
Volkswagen AG (PRFC) (cost $15,095,204)	80,455	$13,561,774

	Units

RIGHTS* — 0.0%
Spain
Repsol SA, expiring 01/09/19 (cost $329,036)	580,400	321,935

WARRANTS* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/19 (cost $0)	3,331,667	2,339

TOTAL LONG-TERM INVESTMENTS (cost $1,764,014,766)		1,806,197,802

	Shares

SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	34,927,483	34,927,483
PGIM Institutional Money Market Fund (cost $30,888,531; includes $30,798,502 of cash collateral for securities on loan)(b)(w)	30,880,867	30,890,130

TOTAL SHORT-TERM INVESTMENTS (cost $65,816,014)		65,817,613

TOTAL INVESTMENTS — 100.8% (cost $1,829,830,780)		1,872,015,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(14,455,625)

NET ASSETS — 100.0%		$1,857,559,790

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $32,154 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,447,492; cash collateral of $30,798,502 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$81,833,988	$—
Austria	—	11,244,236	—
Belgium	—	28,807,933	—
Canada	41,328,733	—	—
China	—	29,249,601	—
Denmark	—	18,243,479	—
Finland	—	29,551,164	—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
France	$—	$214,661,597	$—
Germany	—	126,116,373	—
Hong Kong	—	31,342,706	—
India	8,716,812	—	—
Ireland	8,365,011	8,717,056	—
Israel	—	14,407,585	—
Italy	—	35,048,491	—
Japan	—	360,332,327	—
Netherlands	—	110,396,884	—
New Zealand	—	5,860,136	—
Norway	—	31,775,244	—
Singapore	—	33,000,970	—
South Africa	—	2,934,440	—
South Korea	—	9,433,923	—
Spain	—	30,234,491	—
Sweden	—	61,004,039	—
Switzerland	—	128,851,877	—
United Arab Emirates	—	3,969,644	—
United Kingdom	—	274,369,240	32,154
United States	44,766,460	7,715,160	—
Preferred Stock
Germany	—	13,561,774	—
Rights
Spain	—	321,935	—
Warrants
United States	2,339	—	—
Affiliated Mutual Funds	65,817,613	—	—

Total	$168,996,968	$1,702,986,293	$32,154

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Insurance	9.3%
Banks	9.2
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	6.8
Chemicals	4.3
Machinery	4.1
Automobiles	3.9
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	3.6
Diversified Telecommunication Services	2.8
Metals & Mining	2.8
Beverages	2.8
Airlines	2.0
Professional Services	2.0
Household Durables	2.0
Electric Utilities	1.9
Aerospace & Defense	1.9
Trading Companies & Distributors	1.9
Auto Components	1.9
Food & Staples Retailing	1.7
Software	1.6
Real Estate Management & Development	1.6
Electronic Equipment, Instruments & Components	1.6
Personal Products	1.5
Food Products	1.4

Wireless Telecommunication Services	1.3%
Entertainment	1.3
Building Products	1.3
Capital Markets	1.3
Multi-Utilities	1.2
Health Care Equipment & Supplies	1.1
Construction & Engineering	1.1
Industrial Conglomerates	1.0
Containers & Packaging	0.9
Multiline Retail	0.8
Electrical Equipment	0.8
Hotels, Restaurants & Leisure	0.8
Media	0.7
Tobacco	0.7
IT Services	0.7
Road & Rail	0.7
Paper & Forest Products	0.6
Construction Materials	0.6
Technology Hardware, Storage & Peripherals	0.5
Diversified Financial Services	0.4
Semiconductors & Semiconductor Equipment	0.4
Leisure Products	0.4
Health Care Providers & Services	0.3
Specialty Retail	0.3
Textiles, Apparel & Luxury Goods	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Equity Real Estate Investment Trusts (REITs)	0.2%
Distributors	0.2
Commercial Services & Supplies	0.2
Gas Utilities	0.2
Transportation Infrastructure	0.1
Consumer Finance	0.1

Marine	0.1%
Air Freight & Logistics	0.1

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$324,274	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

For the six months ended June 30, 2019, the Portfolio did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)
Equity contracts	$(1,907)	$(8)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$29,447,492	$(29,447,492)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $29,447,492:
Unaffiliated investments (cost $1,764,014,766)	$1,806,197,802
Affiliated investments (cost $65,816,014)	65,817,613
Cash	117,282
Foreign currency, at value (cost $8,172,414)	8,186,883
Tax reclaim receivable	11,747,963
Dividends receivable	3,076,220
Receivable for investments sold	2,614,610
Receivable for Portfolio shares sold	264,411
Receivable from affiliate	25,084
Prepaid expenses	27,532

Total Assets	1,898,075,400

LIABILITIES
Payable to broker for collateral for securities on loan	30,798,502
Payable to affiliate	5,036,052
Payable for investments purchased	3,587,297
Management fee payable	659,389
Accrued expenses and other liabilities	341,649
Distribution fee payable	76,091
Payable for Portfolio shares repurchased	16,261
Affiliated transfer agent fee payable	369

Total Liabilities	40,515,610

NET ASSETS	$1,857,559,790

Net assets were comprised of:
Partners Equity	$1,857,559,790

Net asset value and redemption price per share, $1,857,559,790 / 93,019,016 outstanding shares of beneficial interest	$19.97

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,431,590 foreign withholding tax, of which $322,592 is reimbursable by an affiliate)	$43,504,285
Income from securities lending, net (including affiliated income of $331,905)	708,071
Affiliated dividend income	568,258

Total income	44,780,614

EXPENSES
Management fee	7,164,275
Distribution fee	2,207,917
Custodian and accounting fees	245,572
Trustees’ fees	15,187
Audit fee	14,281
Legal fees and expenses	8,524
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,756
Miscellaneous	65,988

Total expenses	9,727,976

NET INVESTMENT INCOME (LOSS)	35,052,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,622)	(20,146,514)
Foreign currency transactions	(531,064)

(20,677,578)

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated of $3,533)	172,914,800
Foreign currencies	213,115

173,127,915

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	152,450,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$187,502,975

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$35,052,638	$49,343,848
Net realized gain (loss) on investment and foreign currency transactions	(20,677,578)	63,024,261
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	173,127,915	(453,543,013)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	187,502,975	(341,174,904)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,624,217 and 8,571,584 shares, respectively]	185,405,155	169,434,497
Portfolio shares repurchased [5,059,340 and 29,006,417 shares, respectively]	(97,603,254)	(570,003,694)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	87,801,901	(400,569,197)

CAPITAL CONTRIBUTIONS	752,132	1,576,860

TOTAL INCREASE (DECREASE)	276,057,008	(740,167,241)
NET ASSETS:
Beginning of period	1,581,502,782	2,321,670,023

End of period	$1,857,559,790	$1,581,502,782

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS	Shares	Value
Australia — 2.3%
BHP Group Ltd.	225,262	$6,512,090
BHP Group PLC	145,770	3,730,432

		10,242,522

Austria — 0.5%
Erste Group Bank AG*	61,826	2,295,545

Belgium — 0.5%
KBC Group NV	36,452	2,392,656

Brazil — 0.6%
Itau Unibanco Holding SA, ADR	284,950	2,684,229

Canada — 0.0%
Nortel Networks Corp.^*	2,492	—

China — 2.7%
Alibaba Group Holding Ltd., ADR*	20,003	3,389,509
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	448,500	5,392,206
Tencent Holdings Ltd.	66,100	2,985,335

		11,767,050

Denmark — 1.6%
Novo Nordisk A/S (Class B Stock)	143,556	7,323,850

France — 15.1%
Accor SA	83,071	3,566,619
Airbus SE	37,294	5,291,819
AXA SA	150,102	3,941,981
Capgemini SE	34,554	4,293,858
EssilorLuxottica SA	28,524	3,719,986
Legrand SA	56,539	4,135,463
L’Oreal SA	16,626	4,734,280
LVMH Moet Hennessy Louis Vuitton SE	19,020	8,098,396
Orange SA(a)	298,934	4,711,144
Pernod Ricard SA	30,380	5,600,700
Safran SA	30,554	4,480,796
Schneider Electric SE	64,910	5,888,379
TOTAL SA	143,764	8,054,062

		66,517,483

Germany — 8.4%
adidas AG	14,893	4,601,613
Allianz SE	30,605	7,381,224
Continental AG	26,656	3,884,325
Deutsche Boerse AG	30,245	4,279,860
Fresenius Medical Care AG & Co. KGaA	40,809	3,209,459
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,338	4,101,671
SAP SE	69,010	9,481,035

		36,939,187

Hong Kong — 4.7%
AIA Group Ltd.	1,106,600	11,965,669
CK Asset Holdings Ltd.	587,000	4,588,176
Hong Kong Exchanges & Clearing Ltd.	115,800	4,095,549

		20,649,394

India — 1.3%
HDFC Bank Ltd., ADR	43,686	5,680,927

COMMON STOCKS (continued)	Shares	Value
Japan — 17.3%
Asahi Group Holdings Ltd.	121,500	$5,472,204
Daikin Industries Ltd.	34,700	4,548,977
FANUC Corp.	18,400	3,413,657
Honda Motor Co. Ltd.	122,700	3,177,187
Kao Corp.	56,200	4,294,896
Keyence Corp.	11,000	6,782,986
Komatsu Ltd.	206,100	4,984,521
Kubota Corp.	296,500	4,950,594
Makita Corp.	115,700	3,945,921
Mitsui Fudosan Co. Ltd.	152,800	3,714,412
Nidec Corp.	29,100	3,994,172
Recruit Holdings Co. Ltd.	109,300	3,660,334
Shin-Etsu Chemical Co. Ltd.	60,000	5,603,970
Shiseido Co. Ltd.	55,800	4,221,410
SMC Corp.	9,523	3,568,693
Sony Corp.	83,400	4,367,360
Sumitomo Mitsui Financial Group, Inc.	162,200	5,735,983

		76,437,277

Macau — 0.8%
Sands China Ltd.	709,600	3,395,832

Netherlands — 5.3%
ASML Holding NV	36,122	7,535,985
ING Groep NV	329,223	3,815,982
Royal Dutch Shell PLC (Class A Stock)	365,320	11,937,107

		23,289,074

Singapore — 1.3%
DBS Group Holdings Ltd.	307,800	5,904,903

South Africa — 0.3%
Naspers Ltd. (Class N Stock)	5,621	1,366,763

South Korea — 1.1%
Samsung Electronics Co. Ltd., GDR	4,920	5,002,922

Spain — 1.2%
Industria de Diseno Textil SA	170,165	5,118,332

Sweden — 2.6%
Atlas Copco AB (Class A Stock)	131,758	4,210,138
Epiroc AB (Class A Stock)	155,463	1,617,601
Lundin Petroleum AB	64,935	2,018,869
Svenska Handelsbanken AB (Class A Stock)	378,076	3,741,635

		11,588,243

Switzerland — 11.1%
Alcon, Inc.*	50,073	3,100,507
Cie Financiere Richemont SA	55,689	4,721,345
Nestle SA	183,498	18,994,007
Novartis AG	129,793	11,846,569
Roche Holding AG	37,700	10,615,027

		49,277,455

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	120,329	4,713,287

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom — 17.4%
AstraZeneca PLC	70,785	$5,783,695
Aviva PLC	618,553	3,273,910
Burberry Group PLC	261,015	6,180,087
Diageo PLC	238,018	10,250,080
GlaxoSmithKline PLC	399,379	7,995,612
Legal & General Group PLC	1,207,716	4,137,926
Linde PLC (AQUIS)	28,709	5,776,463
London Stock Exchange Group PLC	61,459	4,287,281
Prudential PLC	254,954	5,563,305
RELX PLC	211,175	5,108,938
Smith & Nephew PLC	205,251	4,444,823
Unilever PLC	170,492	10,594,159
WPP PLC	260,760	3,283,998

		76,680,277

United States — 1.1%
Ferguson PLC	66,843	4,758,387

TOTAL LONG-TERM INVESTMENTS (cost $363,122,198)		434,025,595

SHORT-TERM INVESTMENTS — 2.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,147,781	8,147,781
PGIM Institutional Money Market Fund (cost $4,714,558; includes $4,698,255 of cash collateral for securities on loan)(b)(w)	4,713,585	4,714,999

TOTAL SHORT-TERM INVESTMENTS (cost $12,862,339)		12,862,780

COMMON STOCKS (continued)	Value
TOTAL INVESTMENTS — 101.2% (cost $375,984,537)	$446,888,375
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%	(5,227,916)

NET ASSETS — 100.0%	$441,660,459

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,482,630; cash collateral of $4,698,255 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$10,242,522	$—
Austria	—	2,295,545	—
Belgium	—	2,392,656	—
Brazil	2,684,229	—	—
Canada	—	—	—
China	3,389,509	8,377,541	—
Denmark	—	7,323,850	—
France	—	66,517,483	—
Germany	—	36,939,187	—
Hong Kong	—	20,649,394	—
India	5,680,927	—	—
Japan	—	76,437,277	—
Macau	—	3,395,832	—

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Netherlands	$—	$23,289,074	$—
Singapore	—	5,904,903	—
South Africa	—	1,366,763	—
South Korea	—	5,002,922	—
Spain	—	5,118,332	—
Sweden	—	11,588,243	—
Switzerland	—	49,277,455	—
Taiwan	4,713,287	—	—
United Kingdom	—	76,680,277	—
United States	—	4,758,387	—
Affiliated Mutual Funds	12,862,780	—	—

Total	$29,330,732	$417,557,643	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Insurance	10.3%
Pharmaceuticals	9.8
Banks	7.2
Textiles, Apparel & Luxury Goods	6.1
Machinery	6.0
Personal Products	5.5
Oil, Gas & Consumable Fuels	5.0
Beverages	4.8
Food Products	4.3
Electrical Equipment	3.1
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	2.9
Capital Markets	2.9
Semiconductors & Semiconductor Equipment	2.8
Chemicals	2.6
Metals & Mining	2.3
Aerospace & Defense	2.2
Software	2.2
Professional Services	2.0
Real Estate Management & Development	2.0
Health Care Equipment & Supplies	1.7
Hotels, Restaurants & Leisure	1.6

Electronic Equipment, Instruments & Components	1.5%
Specialty Retail	1.2
Technology Hardware, Storage & Peripherals	1.1
Trading Companies & Distributors	1.1
Internet & Direct Marketing Retail	1.1
Diversified Telecommunication Services	1.1
Building Products	1.0
Household Durables	1.0
IT Services	1.0
Auto Components	0.9
Media	0.8
Health Care Providers & Services	0.7
Automobiles	0.7
Interactive Media & Services	0.7
Communications Equipment	0.0 *

101.2
Liabilities in excess of other assets	(1.2)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,482,630	$(4,482,630)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $4,482,630:
Unaffiliated investments (cost $363,122,198)	$434,025,595
Affiliated investments (cost $12,862,339)	12,862,780
Foreign currency, at value (cost $718,957)	718,506
Receivable for investments sold	2,783,436
Tax reclaim receivable	2,040,169
Dividends receivable	603,462
Receivable for Portfolio shares sold	80,860
Receivable from affiliate	10,257
Prepaid expenses	497

Total Assets	453,125,562

LIABILITIES
Payable for investments purchased	5,589,864
Payable to broker for collateral for securities on loan	4,698,255
Payable to affiliate	651,516
Payable for Portfolio shares repurchased	271,872
Management fee payable	146,159
Accrued expenses and other liabilities	89,026
Distribution fee payable	18,042
Affiliated transfer agent fee payable	369

Total Liabilities	11,465,103

NET ASSETS	$441,660,459

Net assets were comprised of:
Partners Equity	$441,660,459

Net asset value and redemption price per share, $441,660,459 / 14,638,012 outstanding shares of beneficial interest	$30.17

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $833,531 foreign withholding tax, of which $23,599 is reimbursable by an affiliate)	$7,759,748
Affiliated dividend income	145,740
Income from securities lending, net (including affiliated income of $23,319)	34,903

Total income	7,940,391

EXPENSES
Management fee	1,451,783
Distribution fee	513,427
Custodian and accounting fees	78,492
Audit fee	12,992
Trustees’ fees	7,160
Legal fees and expenses	6,291
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,308
Miscellaneous	11,638

Total expenses	2,087,567

NET INVESTMENT INCOME (LOSS)	5,852,824

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(290))	(7,721,895)
Foreign currency transactions	28,149

(7,693,746)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $441)	71,072,469
Foreign currencies	(6,618)

71,065,851

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	63,372,105

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,224,929

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$5,852,824	$8,760,940
Net realized gain (loss) on investment and foreign currency transactions	(7,693,746)	6,029,041
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	71,065,851	(97,589,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,224,929	(82,799,507)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,254,908 and 1,699,434 shares, respectively]	34,363,112	49,537,614
Portfolio shares repurchased [712,732 and 3,227,313 shares, respectively]	(20,403,320)	(90,062,104)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	13,959,792	(40,524,490)

CAPITAL CONTRIBUTIONS	220,403	334,404

TOTAL INCREASE (DECREASE)	83,405,124	(122,989,593)
NET ASSETS:
Beginning of period	358,255,335	481,244,928

End of period	$441,660,459	$358,255,335

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.6%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 5.0%
Airbus SE (France)	84,633	$12,008,971
Boeing Co. (The)	84,334	30,698,419
Safran SA (France)	109,008	15,986,207

		58,693,597

Automobiles — 1.1%
Tesla, Inc.*(a)	58,669	13,110,175

Banks — 0.9%
JPMorgan Chase & Co.	91,796	10,262,793

Beverages — 0.7%
Constellation Brands, Inc. (Class A Stock)(a)	43,909	8,647,438

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.*	112,636	14,753,063
BioMarin Pharmaceutical, Inc.*	110,180	9,436,917
Exact Sciences Corp.*(a)	31,667	3,737,973
Sage Therapeutics, Inc.*(a)	33,681	6,166,654
Vertex Pharmaceuticals, Inc.*	79,696	14,614,653

		48,709,260

Capital Markets — 1.2%
S&P Global, Inc.	60,601	13,804,302

Entertainment — 4.6%
Netflix, Inc.*	103,963	38,187,689
Walt Disney Co. (The)	115,808	16,171,429

		54,359,118

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	32,326	6,609,051
Crown Castle International Corp.	53,647	6,992,886

		13,601,937

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	90,025	23,790,006

Health Care Equipment & Supplies — 3.5%
Danaher Corp.	82,784	11,831,489
Edwards Lifesciences Corp.*	66,819	12,344,142
Intuitive Surgical, Inc.*	31,829	16,695,902

		40,871,533

Health Care Providers & Services — 0.5%
Guardant Health, Inc.*(a)	24,714	2,133,560
UnitedHealth Group, Inc.	17,616	4,298,480

		6,432,040

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.*	18,206	13,342,813
Marriott International, Inc. (Class A Stock)(a)	84,971	11,920,582

		25,263,395

Interactive Media & Services — 10.6%
Alphabet, Inc. (Class A Stock)*	26,846	29,068,849
Alphabet, Inc. (Class C Stock)*	26,859	29,032,161
Facebook, Inc. (Class A Stock)*	218,959	42,259,087
Tencent Holdings Ltd. (China)	520,669	23,515,453

		123,875,550

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail — 8.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	182,413	$30,909,883
Amazon.com, Inc.*	36,776	69,640,137

		100,550,020

IT Services — 13.7%
Adyen NV (Netherlands), 144A*	18,903	14,602,884
FleetCor Technologies, Inc.*	66,387	18,644,789
Mastercard, Inc. (Class A Stock)	181,972	48,137,053
PayPal Holdings, Inc.*	174,240	19,943,510
Square, Inc. (Class A Stock)*	160,565	11,645,779
Twilio, Inc. (Class A Stock)*(a)	39,270	5,354,465
Visa, Inc. (Class A Stock)(a)	243,696	42,293,441

		160,621,921

Life Sciences Tools & Services — 2.3%
Illumina, Inc.*	72,014	26,511,954

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	110,152	20,169,933

Pharmaceuticals — 1.4%
AstraZeneca PLC (United Kingdom), ADR(a)	386,604	15,959,013

Road & Rail — 1.8%
Uber Technologies, Inc.*(a)	135,210	6,271,040
Union Pacific Corp.	90,988	15,386,980

		21,658,020

Semiconductors & Semiconductor Equipment — 4.9%
Broadcom, Inc.(a)	46,659	13,431,260
NVIDIA Corp.	139,818	22,962,310
QUALCOMM, Inc.	211,271	16,071,385
Xilinx, Inc.	44,112	5,201,687

		57,666,642

Software — 16.7%
Adobe, Inc.*	116,086	34,204,740
Microsoft Corp.	446,013	59,747,902
salesforce.com, Inc.*	302,684	45,926,243
SAP SE (Germany), ADR	47,306	6,471,461
ServiceNow, Inc.*	62,226	17,085,393
Splunk, Inc.*	97,127	12,213,720
Workday, Inc. (Class A Stock)*	94,199	19,365,430
Zoom Video Communications, Inc. (Class A Stock)*(a)	6,858	608,922

		195,623,811

Specialty Retail — 1.2%
Home Depot, Inc. (The)	68,242	14,192,289

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	155,552	30,786,852

Textiles, Apparel & Luxury Goods — 5.1%
Kering SA (France)	27,470	16,211,367
Lululemon Athletica, Inc.*	106,788	19,244,266
NIKE, Inc. (Class B Stock)	290,092	24,353,223

		59,808,856

TOTAL LONG-TERM INVESTMENTS (cost $564,452,166)		1,144,970,455

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value

SHORT-TERM INVESTMENTS — 11.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	32,162,488	$32,162,488
PGIM Institutional Money Market Fund (cost $105,375,098; includes $105,185,606 of cash collateral for securities on loan)(b)(w)	105,364,145	105,395,755

TOTAL SHORT-TERM INVESTMENTS (cost $137,537,586)		137,558,243

TOTAL INVESTMENTS — 109.3% (cost $701,989,752)		1,282,528,698
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(109,071,003)

NET ASSETS — 100.0%		$1,173,457,695

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,442,616; cash collateral of $105,185,606 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$30,698,419	$27,995,178	$—
Automobiles	13,110,175	—	—
Banks	10,262,793	—	—
Beverages	8,647,438	—	—
Biotechnology	48,709,260	—	—
Capital Markets	13,804,302	—	—
Entertainment	54,359,118	—	—
Equity Real Estate Investment Trusts (REITs)	13,601,937	—	—
Food & Staples Retailing	23,790,006	—	—
Health Care Equipment & Supplies	40,871,533	—	—
Health Care Providers & Services	6,432,040	—	—
Hotels, Restaurants & Leisure	25,263,395	—	—
Interactive Media & Services	100,360,097	23,515,453	—
Internet & Direct Marketing Retail	100,550,020	—	—
IT Services	146,019,037	14,602,884	—
Life Sciences Tools & Services	26,511,954	—	—
Personal Products	20,169,933	—	—
Pharmaceuticals	15,959,013	—	—
Road & Rail	21,658,020	—	—
Semiconductors & Semiconductor Equipment	57,666,642	—	—
Software	195,623,811	—	—
Specialty Retail	14,192,289	—	—
Technology Hardware, Storage & Peripherals	30,786,852	—	—
Textiles, Apparel & Luxury Goods	43,597,489	16,211,367	—
Affiliated Mutual Funds	137,558,243	—	—

Total	$1,200,203,816	$82,324,882	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Software	16.7%
IT Services	13.7
Affiliated Mutual Funds (9.0% represents investments purchased with collateral from securities on loan)	11.7
Interactive Media & Services	10.6
Internet & Direct Marketing Retail	8.6
Textiles, Apparel & Luxury Goods	5.1
Aerospace & Defense	5.0
Semiconductors & Semiconductor Equipment	4.9
Entertainment	4.6
Biotechnology	4.1
Health Care Equipment & Supplies	3.5
Technology Hardware, Storage & Peripherals	2.6
Life Sciences Tools & Services	2.3
Hotels, Restaurants & Leisure	2.2

Food & Staples Retailing	2.0%
Road & Rail	1.8
Personal Products	1.7
Pharmaceuticals	1.4
Specialty Retail	1.2
Capital Markets	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Automobiles	1.1
Banks	0.9
Beverages	0.7
Health Care Providers & Services	0.5

109.3
Liabilities in excess of other assets	(9.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$104,442,616	$(104,442,616)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $104,442,616:
Unaffiliated investments (cost $564,452,166)	$1,144,970,455
Affiliated investments (cost $137,537,586)	137,558,243
Receivable for investments sold	2,791,709
Dividends and interest receivable	218,353
Tax reclaim receivable	169,748
Receivable for Portfolio shares sold	70,865
Prepaid expenses and other assets	8,159

Total Assets	1,285,787,532

LIABILITIES
Payable to broker for collateral for securities on loan	105,185,606
Payable for investments purchased	6,396,087
Management fee payable	354,878
Accrued expenses and other liabilities	259,240
Payable to affiliate	79,869
Distribution fee payable	47,833
Payable for Portfolio shares repurchased	5,955
Affiliated transfer agent fee payable	369

Total Liabilities	112,329,837

NET ASSETS	$1,173,457,695

Net assets were comprised of:
Partners Equity	$1,173,457,695

Net asset value and redemption price per share, $1,173,457,695 / 31,800,788 outstanding shares of beneficial interest	$36.90

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $103,078 foreign withholding tax)	$4,601,667
Affiliated dividend income	222,370
Income from securities lending, net (including affiliated income of $83,292)	84,982

Total income	4,909,019

EXPENSES
Management fee	3,938,641
Distribution fee	1,374,466
Custodian and accounting fees	64,842
Audit fee	11,009
Trustees’ fees	10,933
Legal fees and expenses	7,345
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	1,968
Miscellaneous	26,596

Total expenses	5,439,276

NET INVESTMENT INCOME (LOSS)	(530,257)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $6,191)	50,049,560
Foreign currency transactions	(9,345)

50,040,215

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21,446)	148,927,943
Foreign currencies	205

148,928,148

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	198,968,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,438,106

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(530,257)	$(2,049,520)
Net realized gain (loss) on investment and foreign currency transactions	50,040,215	84,213,579
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	148,928,148	(87,430,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,438,106	(5,266,002)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,178,435 and 3,711,667 shares, respectively]	110,597,993	123,229,186
Portfolio shares repurchased [2,522,119 and 9,665,457 shares, respectively]	(87,180,533)	(318,427,382)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	23,417,460	(195,198,196)

CAPITAL CONTRIBUTIONS	49	54,856

TOTAL INCREASE (DECREASE)	221,855,615	(200,409,342)
NET ASSETS:
Beginning of period	951,602,080	1,152,011,422

End of period	$1,173,457,695	$951,602,080

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 99.3%

COMMON STOCKS	Shares	Value
Air Freight & Logistics — 2.8%
Expeditors International of Washington, Inc.	1,017,524	$77,189,371

Beverages — 6.0%
Coca-Cola Co. (The)	1,351,013	68,793,582
Monster Beverage Corp.*	1,516,968	96,828,067

		165,621,649

Biotechnology — 4.1%
Amgen, Inc.	233,515	43,032,144
Regeneron Pharmaceuticals, Inc.*(a)	221,061	69,192,093

		112,224,237

Capital Markets — 4.1%
FactSet Research Systems, Inc.(a)	188,602	54,045,789
SEI Investments Co.	1,055,321	59,203,508

		113,249,297

Communications Equipment — 3.1%
Cisco Systems, Inc.	1,566,357	85,726,719

Consumer Finance — 1.2%
American Express Co.	275,158	33,965,504

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	1,036,455	41,188,722

Food Products — 2.8%
Danone SA (France), ADR	4,604,574	77,955,438

Health Care Equipment & Supplies — 2.0%
Alcon, Inc. (Switzerland)(a)	99,250	6,158,463
Varian Medical Systems, Inc.*	368,765	50,199,979

		56,358,442

Health Care Technology — 2.3%
Cerner Corp.(a)	865,892	63,469,884

Hotels, Restaurants & Leisure — 6.8%
Starbucks Corp.	1,125,891	94,383,442
Yum China Holdings, Inc. (China)	824,893	38,110,057
Yum! Brands, Inc.	496,236	54,918,438

		187,411,937

Household Products — 4.9%
Colgate-Palmolive Co.	738,673	52,940,694
Procter & Gamble Co. (The)	748,675	82,092,214

		135,032,908

Interactive Media & Services — 11.2%
Alphabet, Inc. (Class A Stock)*	65,239	70,640,789
Alphabet, Inc. (Class C Stock)*	65,409	70,701,242
Facebook, Inc. (Class A Stock)*	862,440	166,450,920

		307,792,951

Internet & Direct Marketing Retail — 11.9%
Alibaba Group Holding Ltd. (China), ADR*	837,716	141,950,976
Amazon.com, Inc.*	98,324	186,189,276

		328,140,252

COMMON STOCKS (continued)	Shares	Value
IT Services — 7.9%
Automatic Data Processing, Inc.(a)	169,383	$28,004,092
Visa, Inc. (Class A Stock)(a)	1,090,164	189,197,962

		217,202,054

Machinery — 2.6%
Deere & Co.(a)	437,365	72,475,754

Pharmaceuticals — 5.5%
Merck & Co., Inc.	400,099	33,548,301
Novartis AG (Switzerland), ADR	496,260	45,313,501
Novo Nordisk A/S (Denmark), ADR	1,452,514	74,136,314

		152,998,116

Semiconductors & Semiconductor Equipment — 5.4%
NVIDIA Corp.	382,686	62,848,522
QUALCOMM, Inc.	1,146,964	87,249,551

		150,098,073

Software — 13.2%
Autodesk, Inc.*	725,628	118,204,801
Microsoft Corp.	774,427	103,742,241
Oracle Corp.(a)	2,500,600	142,459,182

		364,406,224

TOTAL LONG-TERM INVESTMENTS (cost $1,628,046,549)		2,742,507,532

SHORT-TERM INVESTMENTS — 13.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	21,270,002	21,270,002
PGIM Institutional Money Market Fund (cost $336,783,869; includes $336,062,870 of cash collateral for securities on loan)(b)(w)	336,711,799	336,812,812

TOTAL SHORT-TERM INVESTMENTS (cost $358,053,871)		358,082,814

TOTAL INVESTMENTS — 112.3% (cost $1,986,100,420)		3,100,590,346
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.3)%		(338,816,668)

NET ASSETS — 100.0%		$2,761,773,678

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $332,556,127; cash collateral of $336,062,870 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$77,189,371	$—	$—
Beverages	165,621,649	—	—
Biotechnology	112,224,237	—	—
Capital Markets	113,249,297	—	—
Communications Equipment	85,726,719	—	—
Consumer Finance	33,965,504	—	—
Energy Equipment & Services	41,188,722	—	—
Food Products	77,955,438	—	—
Health Care Equipment & Supplies	56,358,442	—	—
Health Care Technology	63,469,884	—	—
Hotels, Restaurants & Leisure	187,411,937	—	—
Household Products	135,032,908	—	—
Interactive Media & Services	307,792,951	—	—
Internet & Direct Marketing Retail	328,140,252	—	—
IT Services	217,202,054	—	—
Machinery	72,475,754	—	—
Pharmaceuticals	152,998,116	—	—
Semiconductors & Semiconductor Equipment	150,098,073	—	—
Software	364,406,224	—	—
Affiliated Mutual Funds	358,082,814	—	—

Total	$3,100,590,346	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Software	13.2%
Affiliated Mutual Funds (12.2% represents investments purchased with collateral from securities on loan)	13.0
Internet & Direct Marketing Retail	11.9
Interactive Media & Services	11.2
IT Services	7.9
Hotels, Restaurants & Leisure	6.8
Beverages	6.0
Pharmaceuticals	5.5
Semiconductors & Semiconductor Equipment	5.4
Household Products	4.9
Capital Markets	4.1
Biotechnology	4.1

Communications Equipment	3.1%
Food Products	2.8
Air Freight & Logistics	2.8
Machinery	2.6
Health Care Technology	2.3
Health Care Equipment & Supplies	2.0
Energy Equipment & Services	1.5
Consumer Finance	1.2

112.3
Liabilities in excess of other assets	(12.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$332,556,127	$(332,556,127)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $332,556,127:
Unaffiliated investments (cost $1,628,046,549)	$2,742,507,532
Affiliated investments (cost $358,053,871)	358,082,814
Tax reclaim receivable	2,946,608
Dividends receivable	1,948,574
Receivable for Portfolio shares sold	13,073
Prepaid expenses	69,882

Total Assets	3,105,568,483

LIABILITIES
Payable to broker for collateral for securities on loan	336,062,870
Payable for Portfolio shares repurchased	3,108,649
Payable for investments purchased	2,281,666
Accrued expenses and other liabilities	825,847
Management fee payable	731,682
Payable to affiliate	670,462
Distribution fee payable	113,260
Affiliated transfer agent fee payable	369

Total Liabilities	343,794,805

NET ASSETS	$2,761,773,678

Net assets were comprised of:
Partners Equity	$2,761,773,678

Net asset value and redemption price per share, $2,761,773,678 / 46,709,979 outstanding shares of beneficial interest	$59.13

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $766,654 foreign withholding tax)	$17,669,054
Affiliated dividend income	370,106
Income from securities lending, net (including affiliated income of $244,146)	248,855

Total income	18,288,015

EXPENSES
Management fee	9,222,278
Distribution fee	3,254,596
Custodian and accounting fees	88,270
Trustees’ fees	19,790
Audit fee	13,091
Legal fees and expenses	9,846
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,474
Shareholders’ reports	2,379
Miscellaneous	32,683

Total expenses	12,646,407
Less: Fee waiver and/or expense reimbursement	(781,103)

Net expenses	11,865,304

NET INVESTMENT INCOME (LOSS)	6,422,711

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $41,028)	43,819,476
Foreign currency transactions	(2,095)

43,817,381

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $45,827)	452,074,572
Foreign currencies	2,101

452,076,673

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	495,894,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$502,316,765

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,422,711	$8,939,272
Net realized gain (loss) on investment and foreign currency transactions	43,817,381	350,377,625
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	452,076,673	(405,578,429)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	502,316,765	(46,261,532)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,997,966 and 2,736,864 shares, respectively]	164,866,151	139,356,378
Portfolio shares repurchased [4,049,693 and 14,212,322 shares, respectively]	(223,346,044)	(730,422,776)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(58,479,893)	(591,066,398)

CAPITAL CONTRIBUTIONS	1,979	1,028,291

TOTAL INCREASE (DECREASE)	443,838,851	(636,299,639)
NET ASSETS:
Beginning of period	2,317,934,827	2,954,234,466

End of period	$2,761,773,678	$2,317,934,827

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS	Shares	Value
Austria — 0.3%
Erste Group Bank AG*	65,013	$2,413,876

Brazil — 0.3%
Ambev SA	503,875	2,346,199

Canada — 1.9%
Canadian National Railway Co.(a)	142,970	13,221,866

Denmark — 0.6%
Carlsberg A/S (Class B Stock)	34,665	4,591,434

France — 11.2%
Air Liquide SA	51,118	7,155,697
Danone SA	148,585	12,586,606
EssilorLuxottica SA	20,345	2,653,314
Hermes International	2,271	1,639,076
Legrand SA	99,069	7,246,258
LVMH Moet Hennessy Louis Vuitton SE	44,351	18,883,912
Pernod Ricard SA	68,471	12,622,961
Schneider Electric SE	180,133	16,340,958

		79,128,782

Germany — 4.0%
Bayer AG	172,971	11,961,621
Brenntag AG	73,032	3,601,303
Deutsche Boerse AG	20,597	2,914,607
Merck KGaA	46,990	4,912,859
MTU Aero Engines AG	20,788	4,960,054

		28,350,444

Israel — 1.2%
Check Point Software Technologies Ltd.*(a)	73,518	8,499,416

Japan — 2.9%
Hoya Corp.	68,600	5,273,362
Kubota Corp.	556,000	9,283,407
Olympus Corp.	561,500	6,253,125

		20,809,894

Macau — 0.2%
Sands China Ltd.	252,400	1,207,875

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	328,666	1,908,938

Netherlands — 2.3%
Akzo Nobel NV	99,612	9,357,983
Heineken NV	60,842	6,785,845

		16,143,828

South Korea — 0.8%
Samsung Electronics Co. Ltd.	130,828	5,323,981

Spain — 1.3%
Aena SME SA, 144A	45,350	8,992,205

Sweden — 2.2%
Essity AB (Class B Stock)	517,308	15,892,792

Switzerland — 7.4%
Adecco Group AG	59,758	3,592,560
Cie Financiere Richemont SA	85,393	7,239,666
Julius Baer Group Ltd.*	62,900	2,796,896

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Nestle SA	187,845	$19,443,968
Roche Holding AG	41,913	11,801,263
Sonova Holding AG	7,170	1,630,674
UBS Group AG*	497,523	5,916,670

		52,421,697

Thailand — 0.2%
Kasikornbank PCL	224,700	1,378,089

United Kingdom — 9.5%
Burberry Group PLC	143,842	3,405,778
Compass Group PLC	315,484	7,564,438
Diageo PLC	361,666	15,574,947
Linde PLC (AQUIS)	58,534	11,777,474
Linde PLC (NYSE)	17,340	3,481,872
Reckitt Benckiser Group PLC	177,623	14,016,447
Whitbread PLC	68,553	4,029,709
WPP PLC	593,026	7,468,563

		67,319,228

United States — 52.2%
3M Co.	57,266	9,926,488
Abbott Laboratories	132,339	11,129,710
Accenture PLC (Class A Stock)	98,971	18,286,872
American Express Co.	79,045	9,757,315
Amphenol Corp. (Class A Stock)	39,185	3,759,409
Aon PLC	43,839	8,460,050
Aptiv PLC	41,192	3,329,549
Bank of New York Mellon Corp. (The)	202,893	8,957,726
Cisco Systems, Inc.	120,087	6,572,362
Cognizant Technology Solutions Corp. (Class A Stock)	112,245	7,115,211
Colgate-Palmolive Co.	111,415	7,985,113
Comcast Corp. (Class A Stock)	482,027	20,380,102
Cooper Cos., Inc. (The)	26,793	9,026,294
eBay, Inc.	155,541	6,143,870
Equifax, Inc.	48,843	6,605,527
Goldman Sachs Group, Inc. (The)	35,919	7,349,027
Harley-Davidson, Inc.(a)	55,218	1,978,461
Honeywell International, Inc.	101,848	17,781,642
Johnson & Johnson	19,216	2,676,404
Kansas City Southern	111,181	13,544,069
Kellogg Co.(a)	94,046	5,038,044
Marriott International, Inc. (Class A Stock)	27,264	3,824,867
Medtronic PLC	212,837	20,728,195
Microchip Technology, Inc.(a)	32,259	2,796,855
National Oilwell Varco, Inc.	47,907	1,064,973
NOW, Inc.*	27,911	411,966
Omnicom Group, Inc.(a)	42,285	3,465,256
Oracle Corp.	192,496	10,966,497
PayPal Holdings, Inc.*	45,636	5,223,497
PPG Industries, Inc.	72,510	8,462,642
Resideo Technologies, Inc.*	17,383	381,035
Sally Beauty Holdings, Inc.*(a)	85,554	1,141,290
Schlumberger Ltd.	69,819	2,774,607
State Street Corp.	143,117	8,023,139
Stryker Corp.	66,629	13,697,590
TD Ameritrade Holding Corp.	67,605	3,374,842

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Thermo Fisher Scientific, Inc.	79,282	$23,283,538
United Parcel Service, Inc. (Class B Stock)	97,008	10,018,016
United Technologies Corp.	53,755	6,998,901
Visa, Inc. (Class A Stock)(a)	129,697	22,508,914
Walt Disney Co. (The)	113,985	15,916,865
Waters Corp.*	29,442	6,337,096
Wynn Resorts Ltd.	10,233	1,268,790
Zimmer Biomet Holdings, Inc.	96,178	11,323,998

		369,796,614

TOTAL LONG-TERM INVESTMENTS (cost $529,304,643)		699,747,158

SHORT-TERM INVESTMENTS — 6.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	6,622,862	6,622,862
PGIM Institutional Money Market Fund (cost $37,930,751; includes $37,847,369 of cash collateral for securities on loan)(b)(w)	37,922,902	37,934,279

TOTAL SHORT-TERM INVESTMENTS (cost $44,553,613)		44,557,141

TOTAL INVESTMENTS — 105.1% (cost $573,858,256)		744,304,299
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(36,414,856)

NET ASSETS — 100.0%		$707,889,443

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,358,968; cash collateral of $37,847,369 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$2,413,876	$—
Brazil	2,346,199	—	—
Canada	13,221,866	—	—
Denmark	—	4,591,434	—
France	—	79,128,782	—
Germany	—	28,350,444	—
Israel	8,499,416	—	—
Japan	—	20,809,894	—
Macau	—	1,207,875	—
Mexico	1,908,938	—	—
Netherlands	—	16,143,828	—
South Korea	—	5,323,981	—
Spain	—	8,992,205	—
Sweden	—	15,892,792	—
Switzerland	—	52,421,697	—

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Thailand	$—	$1,378,089	$—
United Kingdom	3,481,872	63,837,356	—
United States	369,796,614	—	—
Affiliated Mutual Funds	44,557,141	—	—

Total	$443,812,046	$300,492,253	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Health Care Equipment & Supplies	11.1%
IT Services	7.5
Affiliated Mutual Funds (5.3% represents investments purchased with collateral from securities on loan)	6.3
Beverages	5.9
Chemicals	5.6
Capital Markets	5.5
Household Products	5.3
Food Products	5.3
Textiles, Apparel & Luxury Goods	4.8
Pharmaceuticals	4.5
Media	4.4
Life Sciences Tools & Services	4.2
Industrial Conglomerates	3.9
Road & Rail	3.8
Electrical Equipment	3.3
Software	2.7
Hotels, Restaurants & Leisure	2.6
Entertainment	2.2
Aerospace & Defense	1.7
Professional Services	1.4
Air Freight & Logistics	1.4

Consumer Finance	1.4%
Machinery	1.3
Transportation Infrastructure	1.3
Insurance	1.2
Communications Equipment	0.9
Internet & Direct Marketing Retail	0.9
Banks	0.8
Technology Hardware, Storage & Peripherals	0.8
Trading Companies & Distributors	0.6
Energy Equipment & Services	0.5
Electronic Equipment, Instruments & Components	0.5
Auto Components	0.5
Semiconductors & Semiconductor Equipment	0.4
Automobiles	0.3
Specialty Retail	0.2
Building Products	0.1

105.1
Liabilities in excess of other assets	(5.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$37,358,968	$(37,358,968)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $37,358,968:
Unaffiliated investments (cost $529,304,643)	$699,747,158
Affiliated investments (cost $44,553,613)	44,557,141
Cash	46,401
Tax reclaim receivable	2,353,012
Dividends and interest receivable	850,553
Receivable for investments sold	682,133
Receivable for Portfolio shares sold	35,276
Receivable from affiliate	2,153
Prepaid expenses and other assets	7,467

Total Assets	748,281,294

LIABILITIES
Payable to broker for collateral for securities on loan	37,847,369
Payable for investments purchased	1,088,048
Payable to affiliate	808,054
Management fee payable	289,554
Payable for Portfolio shares repurchased	168,911
Accrued expenses and other liabilities	160,639
Distribution fee payable	28,907
Affiliated transfer agent fee payable	369

Total Liabilities	40,391,851

NET ASSETS	$707,889,443

Net assets were comprised of:
Partners Equity	$707,889,443

Net asset value and redemption price per share, $707,889,443 / 31,625,101 outstanding shares of beneficial interest	$22.38

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $770,894 foreign withholding tax, of which $3,989 is reimbursable by an affiliate)	$9,680,492
Affiliated dividend income	87,578
Affiliated income from securities lending, net	45,064

Total income	9,813,134

EXPENSES
Management fee	2,745,117
Distribution fee	832,445
Custodian and accounting fees	76,772
Audit fee	14,034
Trustees’ fees	8,495
Legal fees and expenses	6,719
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Shareholders’ reports	1,959
Miscellaneous	15,597

Total expenses	3,704,615

NET INVESTMENT INCOME (LOSS)	6,108,519

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,900)	5,975,274
Foreign currency transactions	(6,262)

5,969,012

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,713)	110,714,879
Foreign currencies	25,264

110,740,143

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	116,709,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,817,674

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,108,519	$6,341,381
Net realized gain (loss) on investment and foreign currency transactions	5,969,012	49,895,903
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	110,740,143	(122,018,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	122,817,674	(65,780,837)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,792,626 and 1,641,980 shares, respectively]	35,891,632	32,859,825
Portfolio shares repurchased [1,745,348 and 6,787,760 shares, respectively]	(36,899,909)	(134,998,005)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,008,277)	(102,138,180)

CAPITAL CONTRIBUTIONS	39,673	445,613

TOTAL INCREASE (DECREASE)	121,849,070	(167,473,404)
NET ASSETS:
Beginning of period	586,040,373	753,513,777

End of period	$707,889,443	$586,040,373

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS	Shares	Value
Beverages — 1.2%
Constellation Brands, Inc. (Class A Stock)(a)	53,514	$10,539,047
Monster Beverage Corp.*	39,499	2,521,221
Pernod Ricard SA (France)	17,680	3,259,394

		16,319,662

Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	74,978	13,749,466

Capital Markets — 2.3%
Charles Schwab Corp. (The)	68,583	2,756,351
Intercontinental Exchange, Inc.	129,032	11,089,010
MSCI, Inc.	70,535	16,843,052

		30,688,413

Chemicals — 1.5%
Sherwin-Williams Co. (The)	43,223	19,808,669

Construction Materials — 1.4%
Vulcan Materials Co.	133,608	18,345,714

Electrical Equipment — 0.9%
AMETEK, Inc.	131,579	11,952,636

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. (Class A Stock)	125,470	12,037,592
FLIR Systems, Inc.	49,492	2,677,517

		14,715,109

Entertainment — 4.2%
Electronic Arts, Inc.*	158,208	16,020,142
Netflix, Inc.*	78,574	28,861,802
Spotify Technology SA*	17,329	2,533,846
Take-Two Interactive Software, Inc.*(a)	72,179	8,194,482

		55,610,272

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	114,878	23,486,807

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	41,035	10,843,909

Health Care Equipment & Supplies — 7.4%
Abbott Laboratories	192,100	16,155,610
Boston Scientific Corp.*	341,935	14,696,366
Danaher Corp.	207,967	29,722,644
Edwards Lifesciences Corp.*	49,386	9,123,570
Medtronic PLC	214,248	20,865,613
Stryker Corp.	41,959	8,625,931

		99,189,734

Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.*	8,313	6,092,432
Hilton Worldwide Holdings, Inc.	65,028	6,355,837
Marriott International, Inc. (Class A Stock)(a)	81,586	11,445,700
Starbucks Corp.	85,474	7,165,285
Wynn Resorts Ltd.	19,486	2,416,069

		33,475,323

COMMON STOCKS (continued)	Shares	Value
Household Products — 1.1%
Colgate-Palmolive Co.	213,676	$15,314,159

Industrial Conglomerates — 1.4%
Roper Technologies, Inc.	51,716	18,941,502

Insurance — 1.6%
Aon PLC	113,003	21,807,319

Interactive Media & Services — 7.9%
Alphabet, Inc. (Class A Stock)*	43,472	47,071,482
Alphabet, Inc. (Class C Stock)*	18,974	20,509,186
Facebook, Inc. (Class A Stock)*	196,990	38,019,070

		105,599,738

Internet & Direct Marketing Retail — 6.7%
Alibaba Group Holding Ltd. (China), ADR*	27,386	4,640,558
Amazon.com, Inc.*	43,392	82,168,393
Booking Holdings, Inc.*	1,103	2,067,805

		88,876,756

IT Services — 18.3%
Fidelity National Information Services, Inc.	116,304	14,268,175
Fiserv, Inc.*(a)	324,681	29,597,920
FleetCor Technologies, Inc.*	53,221	14,947,118
Global Payments, Inc.	129,038	20,662,855
Mastercard, Inc. (Class A Stock)	208,990	55,284,125
PayPal Holdings, Inc.*	153,068	17,520,163
Square, Inc. (Class A Stock)*(a)	58,577	4,248,590
Total System Services, Inc.	63,575	8,154,765
Visa, Inc. (Class A Stock)(a)	382,386	66,363,090
Worldpay, Inc. (Class A Stock)*	99,946	12,248,382

		243,295,183

Life Sciences Tools & Services — 3.3%
Illumina, Inc.*	18,764	6,907,966
Thermo Fisher Scientific, Inc.	126,079	37,026,881

		43,934,847

Machinery — 0.6%
Fortive Corp.(a)	103,521	8,439,032

Media — 1.6%
Charter Communications, Inc. (Class A Stock)*(a)	29,762	11,761,347
Comcast Corp. (Class A Stock)	223,923	9,467,465

		21,228,812

Multiline Retail — 1.1%
Dollar General Corp.	52,263	7,063,867
Dollar Tree, Inc.*	76,163	8,179,145

		15,243,012

Oil, Gas & Consumable Fuels — 0.4%
Pioneer Natural Resources Co.	34,045	5,238,164

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	57,615	10,549,883

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals — 2.4%
Elanco Animal Health, Inc.*	75,889	$2,565,048
Eli Lilly & Co.	61,516	6,815,358
Zoetis, Inc.	204,714	23,232,992

		32,613,398

Professional Services — 2.7%
CoStar Group, Inc.*	4,195	2,324,282
IHS Markit Ltd.*	45,080	2,872,497
TransUnion	104,452	7,678,266
Verisk Analytics, Inc.	155,671	22,799,575

		35,674,620

Road & Rail — 2.1%
Canadian Pacific Railway Ltd. (Canada)	53,615	12,612,392
Union Pacific Corp.	87,935	14,870,688

		27,483,080

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	62,791	7,087,220

Software — 15.9%
Adobe, Inc.*	199,498	58,782,086
Intuit, Inc.	95,028	24,833,667
Microsoft Corp.	721,998	96,718,852
PTC, Inc.*	31,824	2,856,522
salesforce.com, Inc.*	185,897	28,206,152

		211,397,279

Specialty Retail — 1.0%
Ross Stores, Inc.	134,382	13,319,944

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	95,416	18,884,735

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.*	24,894	4,486,147
NIKE, Inc. (Class B Stock)	194,145	16,298,473

		20,784,620

Tobacco — 0.3%
Philip Morris International, Inc.	43,123	3,386,449

TOTAL LONG-TERM INVESTMENTS (cost $788,917,866)		1,317,285,466

SHORT-TERM INVESTMENTS — 11.4%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	16,452,664	$16,452,664
PGIM Institutional Money Market Fund (cost $135,374,107; includes $135,122,284 of cash collateral for securities on loan)(b)(w)	135,340,374	135,380,976

TOTAL SHORT-TERM INVESTMENTS (cost $151,826,771)		151,833,640

TOTAL INVESTMENTS — 110.2% (cost $940,744,637)		1,469,119,106
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(136,024,416)

NET ASSETS — 100.0%		$1,333,094,690

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,082,266; cash collateral of $135,122,284 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Beverages	$13,060,268	$3,259,394	$—
Biotechnology	13,749,466	—	—
Capital Markets	30,688,413	—	—
Chemicals	19,808,669	—	—
Construction Materials	18,345,714	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Electrical Equipment	$11,952,636	$—	$—
Electronic Equipment, Instruments & Components	14,715,109	—	—
Entertainment	55,610,272	—	—
Equity Real Estate Investment Trusts (REITs)	23,486,807	—	—
Food & Staples Retailing	10,843,909	—	—
Health Care Equipment & Supplies	99,189,734	—	—
Hotels, Restaurants & Leisure	33,475,323	—	—
Household Products	15,314,159	—	—
Industrial Conglomerates	18,941,502	—	—
Insurance	21,807,319	—	—
Interactive Media & Services	105,599,738	—	—
Internet & Direct Marketing Retail	88,876,756	—	—
IT Services	243,295,183	—	—
Life Sciences Tools & Services	43,934,847	—	—
Machinery	8,439,032	—	—
Media	21,228,812	—	—
Multiline Retail	15,243,012	—	—
Oil, Gas & Consumable Fuels	5,238,164	—	—
Personal Products	10,549,883	—	—
Pharmaceuticals	32,613,398	—	—
Professional Services	35,674,620	—	—
Road & Rail	27,483,080	—	—
Semiconductors & Semiconductor Equipment	7,087,220	—	—
Software	211,397,279	—	—
Specialty Retail	13,319,944	—	—
Technology Hardware, Storage & Peripherals	18,884,735	—	—
Textiles, Apparel & Luxury Goods	20,784,620	—	—
Tobacco	3,386,449	—	—
Affiliated Mutual Funds	151,833,640	—	—

Total	$1,465,859,712	$3,259,394	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

IT Services	18.3%
Software	15.9
Affiliated Mutual Funds (10.1% represents investments purchased with collateral from securities on loan)	11.4
Interactive Media & Services	7.9
Health Care Equipment & Supplies	7.4
Internet & Direct Marketing Retail	6.7
Entertainment	4.2
Life Sciences Tools & Services	3.3
Professional Services	2.7
Hotels, Restaurants & Leisure	2.5
Pharmaceuticals	2.4
Capital Markets	2.3
Road & Rail	2.1
Equity Real Estate Investment Trusts (REITs)	1.8
Insurance	1.6
Media	1.6
Textiles, Apparel & Luxury Goods	1.6
Chemicals	1.5
Industrial Conglomerates	1.4

Technology Hardware, Storage & Peripherals	1.4%
Construction Materials	1.4
Beverages	1.2
Household Products	1.1
Multiline Retail	1.1
Electronic Equipment, Instruments & Components	1.1
Biotechnology	1.0
Specialty Retail	1.0
Electrical Equipment	0.9
Food & Staples Retailing	0.8
Personal Products	0.8
Machinery	0.6
Semiconductors & Semiconductor Equipment	0.5
Oil, Gas & Consumable Fuels	0.4
Tobacco	0.3

110.2
Liabilities in excess of other assets	(10.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$134,082,266	$(134,082,266)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST MFS GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $134,082,266:
Unaffiliated investments (cost $788,917,866)	$1,317,285,466
Affiliated investments (cost $151,826,771)	151,833,640
Dividends and interest receivable	373,596
Receivable for investments sold	191,631
Tax reclaim receivable	164,247
Prepaid expenses and other assets	18,949

Total Assets	1,469,867,529

LIABILITIES
Payable to broker for collateral for securities on loan	135,122,284
Payable for Portfolio shares repurchased	715,127
Management fee payable	403,725
Accrued expenses and other liabilities	315,878
Payable to affiliate	160,940
Distribution fee payable	54,516
Affiliated transfer agent fee payable	369

Total Liabilities	136,772,839

NET ASSETS	$1,333,094,690

Net assets were comprised of:
Partners Equity	$1,333,094,690

Net asset value and redemption price per share, $1,333,094,690 / 43,788,877 outstanding shares of beneficial interest	$30.44

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $8,922 foreign withholding tax)	$4,031,744
Affiliated dividend income	191,208
Income from securities lending, net (including affiliated income of $68,947)	73,667

Total income	4,296,619

EXPENSES
Management fee	4,358,780
Distribution fee	1,523,814
Custodian and accounting fees	54,496
Audit fee	12,992
Trustees’ fees	11,566
Legal fees and expenses	7,599
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Shareholders’ reports	2,292
Miscellaneous	18,015

Total expenses	5,993,031
Less: Fee waiver and/or expense reimbursement	(85,334)

Net expenses	5,907,697

NET INVESTMENT INCOME (LOSS)	(1,611,078)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $6,576)	18,020,304
Foreign currency transactions	(5,724)

18,014,580

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,073)	255,041,549
Foreign currencies	5,781

255,047,330

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	273,061,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,450,832

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,611,078)	$(3,048,767)
Net realized gain (loss) on investment and foreign currency transactions	18,014,580	135,547,348
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	255,047,330	(96,687,995)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,450,832	35,810,586

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,900,739 and 4,793,631 shares, respectively]	108,569,164	124,085,726
Portfolio shares repurchased [3,758,592 and 12,475,095 shares, respectively]	(104,110,642)	(320,402,427)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	4,458,522	(196,316,701)

CAPITAL CONTRIBUTIONS	1,556	567,112

TOTAL INCREASE (DECREASE)	275,910,910	(159,939,003)
NET ASSETS:
Beginning of period	1,057,183,780	1,217,122,783

End of period	$1,333,094,690	$1,057,183,780

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.2%
Lockheed Martin Corp.	55,309	$20,107,034
Northrop Grumman Corp.	112,760	36,433,883
United Technologies Corp.	158,585	20,647,767

		77,188,684

Air Freight & Logistics — 0.3%
United Parcel Service, Inc. (Class B Stock)	58,061	5,995,959

Auto Components — 1.0%
Aptiv PLC	184,529	14,915,479
Lear Corp.	25,478	3,548,321

		18,463,800

Automobiles — 0.1%
Harley-Davidson, Inc.(a)	52,491	1,880,753

Banks — 13.7%
BB&T Corp.(a)	522,575	25,674,110
Citigroup, Inc.	596,494	41,772,475
JPMorgan Chase & Co.	733,159	81,967,176
PNC Financial Services Group, Inc. (The)	185,039	25,402,154
U.S. Bancorp	727,356	38,113,454
Wells Fargo & Co.	780,955	36,954,791

		249,884,160

Beverages — 2.0%
Diageo PLC (United Kingdom)	597,079	25,712,877
PepsiCo, Inc.	77,807	10,202,832

		35,915,709

Building Products — 1.6%
Johnson Controls International PLC	688,796	28,454,163

Capital Markets — 6.4%
Bank of New York Mellon Corp. (The)	342,036	15,100,889
BlackRock, Inc.	39,961	18,753,697
Goldman Sachs Group, Inc. (The)	135,438	27,710,615
Moody’s Corp.	74,897	14,628,133
Nasdaq, Inc.	197,011	18,946,548
State Street Corp.	207,777	11,647,979
T. Rowe Price Group, Inc.	84,225	9,240,325

		116,028,186

Chemicals — 3.4%
Corteva, Inc.*	79,565	2,352,737
DuPont de Nemours, Inc.	79,565	5,972,945
PPG Industries, Inc.	303,195	35,385,888
Sherwin-Williams Co. (The)	38,226	17,518,594

		61,230,164

Consumer Finance — 0.8%
American Express Co.	119,666	14,771,571

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	141,139	8,063,271

Electric Utilities — 5.3%
Duke Energy Corp.	404,732	35,713,552
FirstEnergy Corp.	482,807	20,668,967

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Southern Co. (The)	549,074	$30,352,811
Xcel Energy, Inc.(a)	151,643	9,021,242

		95,756,572

Electrical Equipment — 1.1%
Eaton Corp. PLC	251,485	20,943,671

Energy Equipment & Services — 1.1%
Schlumberger Ltd.	484,461	19,252,480

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage, REIT	31,321	7,459,723

Food Products — 3.5%
Archer-Daniels-Midland Co.	235,938	9,626,270
Danone SA (France)	107,996	9,148,319
General Mills, Inc.(a)	117,306	6,160,911
J.M. Smucker Co. (The)(a)	62,356	7,182,788
Nestle SA (Switzerland)	304,888	31,559,172

		63,677,460

Health Care Equipment & Supplies — 5.8%
Abbott Laboratories	277,607	23,346,749
Danaher Corp.	236,989	33,870,468
Medtronic PLC	502,346	48,923,477

		106,140,694

Health Care Providers & Services — 2.3%
Cigna Corp.	181,394	28,578,626
McKesson Corp.	94,511	12,701,333

		41,279,959

Household Products — 1.2%
Colgate-Palmolive Co.	52,851	3,787,831
Kimberly-Clark Corp.	47,926	6,387,577
Procter & Gamble Co. (The)	34,903	3,827,114
Reckitt Benckiser Group PLC (United Kingdom)	103,602	8,175,360

		22,177,882

Industrial Conglomerates — 3.1%
3M Co.	98,057	16,997,200
Honeywell International, Inc.	224,368	39,172,409

		56,169,609

Insurance — 7.9%
Aon PLC	223,730	43,175,415
Chubb Ltd.	247,511	36,455,895
Marsh & McLennan Cos., Inc.	108,700	10,842,825
MetLife, Inc.	288,878	14,348,570
Travelers Cos., Inc. (The)	259,805	38,846,044

		143,668,749

IT Services — 6.3%
Accenture PLC (Class A Stock)	276,220	51,037,170
Amdocs Ltd.(a)	61,244	3,802,640
Cognizant Technology Solutions Corp. (Class A Stock)(a)	121,888	7,726,480
DXC Technology Co.	101,165	5,579,250
Fidelity National Information Services, Inc.	193,453	23,732,814
Fiserv, Inc.*(a)	256,570	23,388,921

		115,267,275

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	86,535	$25,413,599

Machinery — 3.7%
Illinois Tool Works, Inc.(a)	190,194	28,683,157
Ingersoll-Rand PLC	155,609	19,710,992
Stanley Black & Decker, Inc.	137,245	19,847,000

		68,241,149

Media — 3.4%
Comcast Corp. (Class A Stock)	1,224,288	51,762,896
Omnicom Group, Inc.(a)	127,544	10,452,231

		62,215,127

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	94,541	11,764,682
EOG Resources, Inc.	137,616	12,820,307
Exxon Mobil Corp.	138,419	10,607,048
Occidental Petroleum Corp.	101,701	5,113,526
Pioneer Natural Resources Co.	30,386	4,675,190

		44,980,753

Pharmaceuticals — 7.7%
Johnson & Johnson	453,738	63,196,629
Merck & Co., Inc.	246,984	20,709,608
Novartis AG (Switzerland)	49,417	4,510,427
Pfizer, Inc.	997,007	43,190,343
Roche Holding AG (Switzerland)	27,411	7,717,998

		139,325,005

Professional Services — 0.9%
Equifax, Inc.(a)	118,290	15,997,540

Road & Rail — 2.0%
Canadian National Railway Co. (Canada)(a)	126,892	11,734,972
Union Pacific Corp.	141,211	23,880,192

		35,615,164

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	125,106	14,120,714
Texas Instruments, Inc.(a)	330,002	37,871,030

		51,991,744

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.(a)	196,950	3,391,479

COMMON STOCKS (continued)	Shares	Value
Tobacco — 1.9%
Altria Group, Inc.	171,139	$8,103,431
Philip Morris International, Inc.	329,660	25,888,200

		33,991,631

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	85,886	3,459,488

TOTAL LONG-TERM INVESTMENTS (cost $1,497,570,173)		1,794,293,173

SHORT-TERM INVESTMENTS — 8.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	21,213,200	21,213,200
PGIM Institutional Money Market Fund (cost $133,164,140; includes $132,864,131 of cash collateral for securities on loan)(b)(w)	133,136,928	133,176,869

TOTAL SHORT-TERM INVESTMENTS (cost $154,377,340)		154,390,069

TOTAL INVESTMENTS — 107.2% (cost $1,651,947,513)		1,948,683,242
LIABILITIES IN EXCESS OF OTHER ASSETS —(7.2)%		(130,783,293)

NET ASSETS — 100.0%		$1,817,899,949

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,686,099; cash collateral of $132,864,131 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$77,188,684	$—	$—
Air Freight & Logistics	5,995,959	—	—
Auto Components	18,463,800	—	—
Automobiles	1,880,753	—	—
Banks	249,884,160	—	—
Beverages	10,202,832	25,712,877	—
Building Products	28,454,163	—	—
Capital Markets	116,028,186	—	—
Chemicals	61,230,164	—	—
Consumer Finance	14,771,571	—	—
Diversified Telecommunication Services	8,063,271	—	—
Electric Utilities	95,756,572	—	—
Electrical Equipment	20,943,671	—	—
Energy Equipment & Services	19,252,480	—	—
Equity Real Estate Investment Trusts (REITs)	7,459,723	—	—
Food Products	22,969,969	40,707,491	—
Health Care Equipment & Supplies	106,140,694	—	—
Health Care Providers & Services	41,279,959	—	—
Household Products	14,002,522	8,175,360	—
Industrial Conglomerates	56,169,609	—	—
Insurance	143,668,749	—	—
IT Services	115,267,275	—	—
Life Sciences Tools & Services	25,413,599	—	—
Machinery	68,241,149	—	—
Media	62,215,127	—	—
Oil, Gas & Consumable Fuels	44,980,753	—	—
Pharmaceuticals	127,096,580	12,228,425	—
Professional Services	15,997,540	—	—
Road & Rail	35,615,164	—	—
Semiconductors & Semiconductor Equipment	51,991,744	—	—
Textiles, Apparel & Luxury Goods	3,391,479	—	—
Tobacco	33,991,631	—	—
Trading Companies & Distributors	3,459,488	—	—
Affiliated Mutual Funds	154,390,069	—	—

Total	$1,861,859,089	$86,824,153	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Banks	13.7%
Affiliated Mutual Funds (7.3% represents investments purchased with collateral from securities on loan)	8.5
Insurance	7.9
Pharmaceuticals	7.7
Capital Markets	6.4
IT Services	6.3
Health Care Equipment & Supplies	5.8
Electric Utilities	5.3
Aerospace & Defense	4.2
Machinery	3.7
Food Products	3.5
Media	3.4
Chemicals	3.4
Industrial Conglomerates	3.1

Semiconductors & Semiconductor Equipment	2.9%
Oil, Gas & Consumable Fuels	2.5
Health Care Providers & Services	2.3
Beverages	2.0
Road & Rail	2.0
Tobacco	1.9
Building Products	1.6
Life Sciences Tools & Services	1.4
Household Products	1.2
Electrical Equipment	1.1
Energy Equipment & Services	1.1
Auto Components	1.0
Professional Services	0.9
Consumer Finance	0.8
Diversified Telecommunication Services	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Equity Real Estate Investment Trusts (REITs)	0.4%
Air Freight & Logistics	0.3
Trading Companies & Distributors	0.2
Textiles, Apparel & Luxury Goods	0.2

Automobiles	0.1%

107.2
Liabilities in excess of other assets	(7.2)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$130,686,099	$(130,686,099)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $130,686,099:
Unaffiliated investments (cost $1,497,570,173)	$1,794,293,173
Affiliated investments (cost $154,377,340)	154,390,069
Cash	40,502
Dividends and interest receivable	2,168,631
Tax reclaim receivable	805,130
Receivable for Portfolio shares sold	151,282
Prepaid expenses and other assets	8,510

Total Assets	1,951,857,297

LIABILITIES
Payable to broker for collateral for securities on loan	132,864,131
Management fee payable	514,374
Accrued expenses and other liabilities	383,936
Payable to affiliate	120,329
Distribution fee payable	74,209
Affiliated transfer agent fee payable	369

Total Liabilities	133,957,348

NET ASSETS	$1,817,899,949

Net assets were comprised of:
Partners Equity	$1,817,899,949

Net asset value and redemption price per share, $1,817,899,949 / 85,163,589 outstanding shares of beneficial interest	$21.35

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $206,730 foreign withholding tax)	$19,432,408
Affiliated dividend income	354,107
Income from securities lending, net (including affiliated income of $78,942)	79,175

Total income	19,865,690

EXPENSES
Management fee	5,306,664
Distribution fee	2,003,755
Custodian and accounting fees	67,263
Trustees’ fees	13,501
Audit fee	12,992
Legal fees and expenses	8,123
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Shareholders’ reports	2,140
Miscellaneous	19,093

Total expenses	7,437,008

NET INVESTMENT INCOME (LOSS)	12,428,682

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $11,001)	13,660,811
Foreign currency transactions	(45,780)

13,615,031

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $16,256)	229,959,537
Foreign currencies	24,153

229,983,690

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	243,598,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$256,027,403

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,428,682	$22,509,492
Net realized gain (loss) on investment and foreign currency transactions	13,615,031	27,291,085
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	229,983,690	(205,951,153)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	256,027,403	(156,150,576)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [13,466,014 and 2,991,421 shares, respectively]	275,905,735	59,519,974
Portfolio shares repurchased [3,572,083 and 6,284,818 shares, respectively]	(73,771,120)	(122,843,600)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	202,134,615	(63,323,626)

CAPITAL CONTRIBUTIONS	67	30,787

TOTAL INCREASE (DECREASE)	458,162,085	(219,443,415)
NET ASSETS:
Beginning of period	1,359,737,864	1,579,181,279

End of period	$1,817,899,949	$1,359,737,864

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.8%
HEICO Corp. (Class A Stock)	114,070	$11,791,416
Hexcel Corp.	126,020	10,192,497
L3Harris Technologies, Inc.	69,639	13,170,824
Teledyne Technologies, Inc.*	38,470	10,535,779
TransDigm Group, Inc.*	18,125	8,768,875

		54,459,391

Airlines — 0.3%
Spirit Airlines, Inc.*	87,850	4,193,081

Automobiles — 0.5%
Ferrari NV (Italy)(a)	47,710	7,701,348

Banks — 0.6%
First Republic Bank	57,545	5,619,269
SVB Financial Group*	14,500	3,256,555

		8,875,824

Beverages — 0.2%
Constellation Brands, Inc. (Class A Stock)(a)	16,776	3,303,865

Biotechnology — 2.3%
BioMarin Pharmaceutical, Inc.*	34,306	2,938,309
Bluebird Bio, Inc.*(a)	70,660	8,987,952
Exact Sciences Corp.*(a)	111,820	13,199,233
Sage Therapeutics, Inc.*(a)	42,490	7,779,494

		32,904,988

Building Products — 0.7%
Lennox International, Inc.(a)	35,990	9,897,250

Capital Markets — 2.4%
Apollo Global Management LLC (Class A Stock)	154,299	5,292,455
MSCI, Inc.	58,033	13,857,700
Nasdaq, Inc.	143,863	13,835,305
Tradeweb Markets, Inc. (Class A Stock)	33,942	1,486,999

		34,472,459

Chemicals — 1.0%
Chr Hansen Holding A/S (Denmark)	57,065	5,359,798
Ingevity Corp.*	63,007	6,626,446
Scotts Miracle-Gro Co. (The)	24,872	2,449,892

		14,436,136

Commercial Services & Supplies — 1.9%
Clean Harbors, Inc.*	147,300	10,473,030
Copart, Inc.*	220,232	16,460,140

		26,933,170

Construction Materials — 0.8%
Vulcan Materials Co.	85,497	11,739,593

Containers & Packaging — 0.7%
Berry Global Group, Inc.*	156,900	8,251,371
CCL Industries, Inc. (Canada) (Class B Stock)	33,552	1,645,382

		9,896,753

Distributors — 0.4%
Pool Corp.	26,822	5,123,002

COMMON STOCKS (continued)	Shares	Value
Diversified Consumer Services — 2.6%
Bright Horizons Family Solutions, Inc.*	198,775	$29,989,184
Grand Canyon Education, Inc.*	69,920	8,182,039

		38,171,223

Electrical Equipment — 2.2%
AMETEK, Inc.	273,150	24,812,946
Rockwell Automation, Inc.	43,920	7,195,414

		32,008,360

Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp. (Class A Stock)	192,133	18,433,240
FLIR Systems, Inc.	153,227	8,289,581
Littelfuse, Inc.	30,918	5,469,703
Trimble, Inc.*	178,650	8,058,902

		40,251,426

Entertainment — 3.0%
Electronic Arts, Inc.*	63,593	6,439,427
Live Nation Entertainment, Inc.*(a)	169,090	11,202,213
Netflix, Inc.*	16,191	5,947,278
Take-Two Interactive Software, Inc.*(a)	153,507	17,427,650
World Wrestling Entertainment, Inc. (Class A Stock)(a)	28,382	2,049,464

		43,066,032

Equity Real Estate Investment Trusts (REITs) — 1.7%
Extra Space Storage, Inc.	99,094	10,513,873
SBA Communications Corp.*	61,544	13,837,553

		24,351,426

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club Holdings, Inc.*	71,298	1,882,267

Food Products — 0.6%
Post Holdings, Inc.*	16,660	1,732,140
Tyson Foods, Inc. (Class A Stock)	77,750	6,277,535

		8,009,675

Health Care Equipment & Supplies — 5.9%
Align Technology, Inc.*	27,864	7,626,377
Cooper Cos., Inc. (The)	64,750	21,813,627
DexCom, Inc.*	71,839	10,764,356
Edwards Lifesciences Corp.*	32,967	6,090,324
IDEXX Laboratories, Inc.*	14,430	3,973,012
Intuitive Surgical, Inc.*	12,780	6,703,749
Masimo Corp.*	46,247	6,882,478
STERIS PLC	114,700	17,076,536
West Pharmaceutical Services, Inc.	35,795	4,479,744

		85,410,203

Health Care Providers & Services — 1.0%
Guardant Health, Inc.*	4,748	409,895
Henry Schein, Inc.*(a)	41,257	2,883,864
WellCare Health Plans, Inc.*	38,480	10,969,494

		14,263,253

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc.*	13,753	$10,079,299
Domino’s Pizza, Inc.(a)	55,033	15,314,583
Dunkin’ Brands Group, Inc.(a)	85,406	6,803,442
Hilton Worldwide Holdings, Inc.	87,290	8,531,725
Vail Resorts, Inc.	56,452	12,598,957
Wynn Resorts Ltd.	17,166	2,128,412

		55,456,418

Industrial Conglomerates — 1.8%
Roper Technologies, Inc.	70,270	25,737,090

Insurance — 2.2%
Aon PLC	63,802	12,312,510
Kemper Corp.	149,760	12,922,790
Progressive Corp. (The)	87,150	6,965,900

		32,201,200

Interactive Media & Services — 1.5%
IAC/InterActiveCorp*	80,580	17,528,568
Match Group, Inc.(a)	39,696	2,670,350
Pinterest, Inc. (Class A Stock)*(a)	55,692	1,515,936

		21,714,854

Internet & Direct Marketing Retail — 0.2%
Chewy, Inc. (Class A Stock)*(a)	103,171	3,610,985

IT Services — 14.4%
Black Knight, Inc.*	335,569	20,184,475
Euronet Worldwide, Inc.*	141,970	23,885,033
Fidelity National Information Services, Inc.	62,130	7,622,108
Fiserv, Inc.*(a)	165,028	15,043,952
FleetCor Technologies, Inc.*	40,964	11,504,739
Global Payments, Inc.(a)	179,827	28,795,698
GoDaddy, Inc. (Class A Stock)*	120,450	8,449,568
Okta, Inc.*(a)	77,240	9,539,912
Square, Inc. (Class A Stock)*(a)	149,218	10,822,782
Total System Services, Inc.	168,117	21,564,368
Twilio, Inc. (Class A Stock)*(a)	126,690	17,274,181
WEX, Inc.*	24,370	5,071,397
Wix.com Ltd. (Israel)*	98,138	13,945,410
Worldpay, Inc. (Class A Stock)*	114,602	14,044,475

		207,748,098

Leisure Products — 0.6%
Hasbro, Inc.	79,360	8,386,765

Life Sciences Tools & Services — 5.0%
Bio-Techne Corp.	54,424	11,346,860
ICON PLC (Ireland)*	63,105	9,716,277
IQVIA Holdings, Inc.*	77,430	12,458,487
Mettler-Toledo International, Inc.*	13,070	10,978,800
PerkinElmer, Inc.	221,597	21,348,655
QIAGEN NV*	162,785	6,600,931

		72,450,010

Machinery — 1.9%
IDEX Corp.	56,591	9,741,575
Ingersoll-Rand PLC	85,720	10,858,152
Woodward, Inc.	43,750	4,950,750

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Xylem, Inc.	19,409	$1,623,369

		27,173,846

Media — 0.5%
Altice USA, Inc. (Class A Stock)*(a)	287,985	7,012,435

Multiline Retail — 0.7%
Dollar Tree, Inc.*	90,707	9,741,025

Oil, Gas & Consumable Fuels — 1.0%
Concho Resources, Inc.(a)	32,400	3,343,032
Diamondback Energy, Inc.	79,751	8,690,466
Parsley Energy, Inc. (Class A Stock)*	91,195	1,733,617

		13,767,115

Pharmaceuticals — 1.1%
Elanco Animal Health, Inc.*	269,000	9,092,200
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	36,350	6,266,377

		15,358,577

Professional Services — 4.7%
CoStar Group, Inc.*	17,263	9,564,738
IHS Markit Ltd.*	337,072	21,478,228
TransUnion	164,150	12,066,666
Verisk Analytics, Inc.	164,719	24,124,745

		67,234,377

Road & Rail — 0.8%
Kansas City Southern	89,829	10,942,969

Semiconductors & Semiconductor Equipment — 3.7%
Cree, Inc.*(a)	77,020	4,326,983
Lam Research Corp.	38,850	7,297,584
Marvell Technology Group Ltd.	455,810	10,880,185
Microchip Technology, Inc.(a)	82,680	7,168,356
Monolithic Power Systems, Inc.(a)	126,388	17,160,963
Silicon Laboratories, Inc.*	57,253	5,919,960

		52,754,031

Software — 12.9%
Autodesk, Inc.*	81,733	13,314,306
Cadence Design Systems, Inc.*	255,149	18,067,101
Constellation Software, Inc. (Canada)	7,266	6,848,200
DocuSign, Inc.*(a)	227,022	11,285,264
Dropbox, Inc. (Class A Stock)*	439,960	11,020,998
Fair Isaac Corp.*	41,570	13,053,811
Guidewire Software, Inc.*	67,271	6,819,934
Nice Ltd. (Israel), ADR*(a)	73,338	10,047,306
Pluralsight, Inc. (Class A Stock)*	37,941	1,150,371
Proofpoint, Inc.*	81,970	9,856,892
PTC, Inc.*	118,504	10,636,919
RingCentral, Inc. (Class A Stock)*	120,470	13,844,412
ServiceNow, Inc.*	114,312	31,386,646
Slack Technologies, Inc. (Class A Stock)*(a)	124,090	4,653,375

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
SS&C Technologies Holdings, Inc.	153,031	$8,816,116
Tyler Technologies, Inc.*	26,822	5,794,088
Zendesk, Inc.*	107,820	9,599,215

		186,194,954

Specialty Retail — 4.5%
Burlington Stores, Inc.*	46,900	7,980,035
Five Below, Inc.*	90,609	10,874,892
O’Reilly Automotive, Inc.*	51,360	18,968,275
Ross Stores, Inc.	55,594	5,510,478
Tractor Supply Co.(a)	135,220	14,711,936
Ulta Beauty, Inc.*	18,190	6,309,929

		64,355,545

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.*	41,549	7,487,545
PVH Corp.	53,740	5,085,954
Under Armour, Inc. (Class C Stock)*(a)	375,760	8,341,872

		20,915,371

Thrifts & Mortgage Finance — 0.4%
LendingTree, Inc.*(a)	14,630	6,145,039

TOTAL LONG-TERM INVESTMENTS (cost $1,271,781,705)		1,420,251,429

SHORT-TERM INVESTMENTS — 17.3%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	16,456,926	$16,456,926
PGIM Institutional Money Market Fund (cost $232,827,805; includes $232,462,074 of cash collateral for securities on loan)(b)(w)	232,770,991	232,840,822

TOTAL SHORT-TERM INVESTMENTS (cost $249,284,731)		249,297,748

TOTAL INVESTMENTS — 116.0% (cost $1,521,066,436)		1,669,549,177
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0)%		(229,966,283)

NET ASSETS — 100.0%		$1,439,582,894

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $229,004,583; cash collateral of $232,462,074 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$54,459,391	$—	$—
Airlines	4,193,081	—	—
Automobiles	7,701,348	—	—
Banks	8,875,824	—	—
Beverages	3,303,865	—	—
Biotechnology	32,904,988	—	—
Building Products	9,897,250	—	—
Capital Markets	34,472,459	—	—
Chemicals	9,076,338	5,359,798	—
Commercial Services & Supplies	26,933,170	—	—
Construction Materials	11,739,593	—	—
Containers & Packaging	9,896,753	—	—
Distributors	5,123,002	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Consumer Services	$38,171,223	$—	$—
Electrical Equipment	32,008,360	—	—
Electronic Equipment, Instruments & Components	40,251,426	—	—
Entertainment	43,066,032	—	—
Equity Real Estate Investment Trusts (REITs)	24,351,426	—	—
Food & Staples Retailing	1,882,267	—	—
Food Products	8,009,675	—	—
Health Care Equipment & Supplies	85,410,203	—	—
Health Care Providers & Services	14,263,253	—	—
Hotels, Restaurants & Leisure	55,456,418	—	—
Industrial Conglomerates	25,737,090	—	—
Insurance	32,201,200	—	—
Interactive Media & Services	21,714,854	—	—
Internet & Direct Marketing Retail	3,610,985	—	—
IT Services	207,748,098	—	—
Leisure Products	8,386,765	—	—
Life Sciences Tools & Services	72,450,010	—	—
Machinery	27,173,846	—	—
Media	7,012,435	—	—
Multiline Retail	9,741,025	—	—
Oil, Gas & Consumable Fuels	13,767,115	—	—
Pharmaceuticals	15,358,577	—	—
Professional Services	67,234,377	—	—
Road & Rail	10,942,969	—	—
Semiconductors & Semiconductor Equipment	52,754,031	—	—
Software	186,194,954	—	—
Specialty Retail	64,355,545	—	—
Textiles, Apparel & Luxury Goods	20,915,371	—	—
Thrifts & Mortgage Finance	6,145,039	—	—
Affiliated Mutual Funds	249,297,748	—	—

Total	$1,664,189,379	$5,359,798	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (16.1% represents investments purchased with collateral from securities on loan)	17.3%
IT Services	14.4
Software	12.9
Health Care Equipment & Supplies	5.9
Life Sciences Tools & Services	5.0
Professional Services	4.7
Specialty Retail	4.5
Hotels, Restaurants & Leisure	3.8
Aerospace & Defense	3.8
Semiconductors & Semiconductor Equipment	3.7
Entertainment	3.0
Electronic Equipment, Instruments & Components	2.8
Diversified Consumer Services	2.6
Capital Markets	2.4
Biotechnology	2.3
Insurance	2.2
Electrical Equipment	2.2
Machinery	1.9
Commercial Services & Supplies	1.9

Industrial Conglomerates	1.8%
Equity Real Estate Investment Trusts (REITs)	1.7
Interactive Media & Services	1.5
Textiles, Apparel & Luxury Goods	1.5
Pharmaceuticals	1.1
Chemicals	1.0
Health Care Providers & Services	1.0
Oil, Gas & Consumable Fuels	1.0
Construction Materials	0.8
Road & Rail	0.8
Building Products	0.7
Containers & Packaging	0.7
Multiline Retail	0.7
Banks	0.6
Leisure Products	0.6
Food Products	0.6
Automobiles	0.5
Media	0.5
Thrifts & Mortgage Finance	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Distributors	0.4%
Airlines	0.3
Internet & Direct Marketing Retail	0.2
Beverages	0.2

Food & Staples Retailing	0.1%

116.0
Liabilities in excess of other assets	(16.0)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$229,004,583	$(229,004,583)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $229,004,583:
Unaffiliated investments (cost $1,271,781,705)	$1,420,251,429
Affiliated investments (cost $249,284,731)	249,297,748
Receivable for investments sold	5,334,770
Dividends and interest receivable	399,996
Tax reclaim receivable	19,529
Receivable for Portfolio shares sold	1,848
Prepaid expenses and other assets	48,120

Total Assets	1,675,353,440

LIABILITIES
Payable to broker for collateral for securities on loan	232,462,074
Payable for Portfolio shares repurchased	1,613,868
Payable for investments purchased	758,814
Management fee payable	430,065
Accrued expenses and other liabilities	427,209
Distribution fee payable	58,618
Payable to affiliate	19,529
Affiliated transfer agent fee payable	369

Total Liabilities	235,770,546

NET ASSETS	$1,439,582,894

Net assets were comprised of:
Partners Equity	$1,439,582,894

Net asset value and redemption price per share, $1,439,582,894 / 126,077,474 outstanding shares of beneficial interest	$11.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,732 foreign withholding tax)	$3,901,329
Affiliated dividend income	417,946
Income from securities lending, net (including affiliated income of $160,965)	402,056

Total income	4,721,331

EXPENSES
Management fee	5,496,096
Distribution fee	1,688,235
Custodian and accounting fees	60,331
Trustees’ fees	12,591
Audit fee	12,198
Legal fees and expenses	7,622
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,478
Shareholders’ reports	2,685
Miscellaneous	16,769

Total expenses	7,300,005
Less: Fee waiver and/or expense reimbursement	(675,294)

Net expenses	6,624,711

NET INVESTMENT INCOME (LOSS)	(1,903,380)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $35,828)	220,218,942
Foreign currency transactions	(6,202)

220,212,740

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $25,278)	92,608,029
Foreign currencies	3,183

92,611,212

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	312,823,952

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$310,920,572

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,903,380)	$(3,316,679)
Net realized gain (loss) on investment and foreign currency transactions	220,212,740	192,980,378
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	92,611,212	(239,341,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	310,920,572	(49,677,886)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,957,541 and 7,056,388 shares, respectively]	69,548,554	68,583,427
Portfolio shares repurchased [9,458,038 and 30,882,162 shares, respectively]	(101,060,615)	(295,736,214)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(31,512,061)	(227,152,787)

CAPITAL CONTRIBUTIONS	1,786	15,618

TOTAL INCREASE (DECREASE)	279,410,297	(276,815,055)
NET ASSETS:
Beginning of period	1,160,172,597	1,436,987,652

End of period	$1,439,582,894	$1,160,172,597

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.6%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.3%
Arconic, Inc.	67,700	$1,748,014
General Dynamics Corp.	57,500	10,454,650
Hexcel Corp.	83,000	6,713,040
Huntington Ingalls Industries, Inc.	25,000	5,618,500
Spirit AeroSystems Holdings, Inc. (Class A Stock)	134,000	10,903,580

		35,437,784

Airlines — 2.9%
Alaska Air Group, Inc.(a)	36,500	2,332,715
American Airlines Group, Inc.	182,100	5,938,281
JetBlue Airways Corp.*	365,100	6,750,699
United Continental Holdings, Inc.*	99,900	8,746,245

		23,767,940

Auto Components — 1.6%
Aptiv PLC	41,400	3,346,362
BorgWarner, Inc.	56,000	2,350,880
Goodyear Tire & Rubber Co. (The)	192,100	2,939,130
Lear Corp.	35,600	4,958,012

		13,594,384

Automobiles — 0.5%
Harley-Davidson, Inc.(a)	62,300	2,232,209
Thor Industries, Inc.	32,900	1,923,005

		4,155,214

Banks — 7.7%
BankUnited, Inc.	199,100	6,717,634
BB&T Corp.(a)	113,600	5,581,168
CIT Group, Inc.	51,200	2,690,048
Citizens Financial Group, Inc.	171,800	6,074,848
Comerica, Inc.	113,300	8,230,112
Fifth Third Bancorp	232,900	6,497,910
KeyCorp	834,800	14,817,700
Regions Financial Corp.	572,600	8,554,644
Zions Bancorp NA	94,700	4,354,306

		63,518,370

Beverages — 1.1%
Molson Coors Brewing Co. (Class B Stock)	165,400	9,262,400

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc.*	52,000	6,810,960

Building Products — 1.6%
Johnson Controls International PLC	255,392	10,550,243
Owens Corning	42,800	2,490,960

		13,041,203

Capital Markets — 1.5%
Ameriprise Financial, Inc.	46,500	6,749,940
State Street Corp.	95,500	5,353,730

		12,103,670

Chemicals — 3.6%
Ashland Global Holdings, Inc.	77,000	6,157,690
Celanese Corp.	78,313	8,442,141

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Chemours Co. (The)	167,100	$4,010,400
Eastman Chemical Co.	78,500	6,109,655
Huntsman Corp.	250,200	5,114,088

		29,833,974

Commercial Services & Supplies — 1.7%
Covanta Holding Corp.(a)	470,000	8,417,700
IAA, Inc.*	66,000	2,559,480
KAR Auction Services, Inc.	66,000	1,650,000
LSC Communications, Inc.	28,659	105,179
Pitney Bowes, Inc.(a)	205,300	878,684
RR Donnelley & Sons Co.	59,426	117,069

		13,728,112

Communications Equipment — 1.1%
Ciena Corp.*	106,000	4,359,780
Juniper Networks, Inc.(a)	170,600	4,543,078

		8,902,858

Construction & Engineering — 0.7%
Valmont Industries, Inc.	46,200	5,858,622

Consumer Finance — 1.3%
Discover Financial Services	75,200	5,834,768
Navient Corp.	140,400	1,916,460
Nelnet, Inc. (Class A Stock)	47,300	2,801,106

		10,552,334

Containers & Packaging — 1.0%
International Paper Co.	59,100	2,560,212
Owens-Illinois, Inc.	166,900	2,882,363
Westrock Co.	78,000	2,844,660

		8,287,235

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	73,900	1,539,337

Electric Utilities — 3.2%
Edison International	53,500	3,606,435
Entergy Corp.(a)	66,300	6,824,259
Evergy, Inc.	90,200	5,425,530
FirstEnergy Corp.	142,400	6,096,144
PPL Corp.	159,300	4,939,893

		26,892,261

Electrical Equipment — 0.3%
Regal Beloit Corp.	34,000	2,778,140

Electronic Equipment, Instruments & Components — 3.0%
Belden, Inc.(a)	32,900	1,959,853
Itron, Inc.*	129,596	8,108,822
Jabil, Inc.	78,600	2,483,760
Methode Electronics, Inc.	61,500	1,757,055
Sanmina Corp.*	42,200	1,277,816
SYNNEX Corp.	19,260	1,895,184
Tech Data Corp.*	59,100	6,181,860
TTM Technologies, Inc.*	125,400	1,279,080

		24,943,430

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Entertainment — 1.0%
Lions Gate Entertainment Corp. (Class A Stock)(a)	73,350	$898,538
Lions Gate Entertainment Corp. (Class B Stock)(a)	455,050	5,283,130
Viacom, Inc. (Class B Stock)	84,200	2,515,054

		8,696,722

Equity Real Estate Investment Trusts (REITs) — 7.1%
Ashford Hospitality Trust, Inc.	198,300	588,951
Braemar Hotels & Resorts, Inc.	25,065	248,143
Brixmor Property Group, Inc.(a)	137,600	2,460,288
CBL & Associates Properties, Inc.(a)	304,681	316,868
CoreCivic, Inc.	138,300	2,871,108
Franklin Street Properties Corp.	320,400	2,364,552
Gaming & Leisure Properties, Inc.	90,100	3,512,098
Hospitality Properties Trust	160,300	4,007,500
Host Hotels & Resorts, Inc.	161,200	2,937,064
Industrial Logistics Properties Trust	66,733	1,389,381
Lexington Realty Trust	438,300	4,124,403
Mack-Cali Realty Corp.	36,991	861,520
Medical Properties Trust, Inc.	217,200	3,787,968
Office Properties Income Trust(a)	71,303	1,873,130
Omega Healthcare Investors, Inc.(a)	131,100	4,817,925
Outfront Media, Inc.	133,500	3,442,965
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	160,400	3,196,772
Retail Value, Inc.	15,489	539,017
Sabra Health Care REIT, Inc., REIT(a)	126,243	2,485,725
Senior Housing Properties Trust	284,784	2,355,164
SITE Centers Corp., REIT(a)	150,850	1,997,254
Summit Hotel Properties, Inc.(a)	125,000	1,433,750
VEREIT, Inc., REIT	515,653	4,646,034
Xenia Hotels & Resorts, Inc.(a)	133,100	2,775,135

		59,032,715

Food & Staples Retailing — 0.8%
Kroger Co. (The)(a)	299,900	6,510,829

Food Products — 3.0%
Archer-Daniels-Midland Co.	41,900	1,709,520
Hain Celestial Group, Inc. (The)*(a)	276,200	6,048,780
J.M. Smucker Co. (The)(a)	45,140	5,199,677
Pilgrim’s Pride Corp.*	71,700	1,820,463
TreeHouse Foods, Inc.*(a)	109,200	5,907,720
Tyson Foods, Inc. (Class A Stock)	49,800	4,020,852

		24,707,012

Gas Utilities — 0.7%
National Fuel Gas Co.(a)	107,100	5,649,525

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	68,600	8,076,964

Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	48,700	2,293,770

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	36,700	$4,960,739
McKesson Corp.	16,580	2,228,186
Molina Healthcare, Inc.*	13,100	1,875,134
Universal Health Services, Inc. (Class B Stock)	29,720	3,875,191

		15,233,020

Hotels, Restaurants & Leisure — 3.6%
Brinker International, Inc.(a)	103,100	4,056,985
International Game Technology PLC(a)	488,800	6,339,736
MGM Resorts International(a)	237,300	6,779,661
Wyndham Destinations, Inc.	252,600	11,089,140
Wyndham Hotels & Resorts, Inc.	27,300	1,521,702

		29,787,224

Household Durables — 1.1%
Ethan Allen Interiors, Inc.(a)	56,239	1,184,393
PulteGroup, Inc.	110,100	3,481,362
Whirlpool Corp.(a)	33,900	4,826,004

		9,491,759

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	182,200	3,053,672

Insurance — 5.5%
Aflac, Inc.	51,000	2,795,310
Allstate Corp. (The)	55,400	5,633,626
American Financial Group, Inc.	21,758	2,229,542
Everest Re Group Ltd.	11,300	2,793,134
Hartford Financial Services Group, Inc. (The)	113,000	6,296,360
Lincoln National Corp.	119,200	7,682,440
Maiden Holdings Ltd.	16,207	10,372
Old Republic International Corp.	95,100	2,128,338
Principal Financial Group, Inc.(a)	64,300	3,724,256
Reinsurance Group of America, Inc.	33,200	5,180,196
Universal Insurance Holdings, Inc.	35,555	991,985
Unum Group	186,100	6,243,655

		45,709,214

Internet & Direct Marketing Retail — 0.5%
eBay, Inc.	96,600	3,815,700

IT Services — 1.4%
Amdocs Ltd.(a)	56,400	3,501,876
Conduent, Inc.*	352,300	3,378,557
DXC Technology Co.	82,800	4,566,420

		11,446,853

Leisure Products — 0.2%
Brunswick Corp.	42,600	1,954,914

Machinery — 3.4%
AGCO Corp.	32,700	2,536,539
Allison Transmission Holdings, Inc.	63,200	2,929,320
Briggs & Stratton Corp.	150,500	1,541,120
Cummins, Inc.	44,900	7,693,166
Meritor, Inc.*	199,800	4,845,150

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Oshkosh Corp.	43,200	$3,606,768
Snap-on, Inc.(a)	16,500	2,733,060
Wabash National Corp.	146,800	2,388,436

		28,273,559

Media — 1.0%
AMC Networks, Inc. (Class A Stock)*(a)	72,900	3,972,321
Gannett Co., Inc.	46,949	383,104
MSG Networks, Inc. (Class A Stock)*(a)	125,100	2,594,574
TEGNA, Inc.	93,900	1,422,585

		8,372,584

Metals & Mining — 0.7%
Cleveland-Cliffs, Inc.(a)	223,500	2,384,745
Reliance Steel & Aluminum Co.	39,700	3,756,414

		6,141,159

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Granite Point Mortgage Trust, Inc.	29,168	559,734
MFA Financial, Inc.	357,400	2,566,132
PennyMac Mortgage Investment Trust	124,800	2,724,384
Starwood Property Trust, Inc.	414,900	9,426,528
Two Harbors Investment Corp.	153,900	1,949,913

		17,226,691

Multiline Retail — 1.2%
Big Lots, Inc.	48,100	1,376,141
Dillard’s, Inc. (Class A Stock)(a)	41,600	2,590,848
Kohl’s Corp.(a)	87,300	4,151,115
Macy’s, Inc.	70,400	1,510,784

		9,628,888

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	84,400	4,964,408

Oil, Gas & Consumable Fuels — 5.7%
Arch Coal, Inc. (Class A Stock)(a)	21,000	1,978,410
Cabot Oil & Gas Corp.	298,100	6,844,376
Cimarex Energy Co.	23,900	1,417,987
Devon Energy Corp.	221,100	6,305,772
Gulfport Energy Corp.*(a)	188,200	924,062
HollyFrontier Corp.	51,003	2,360,419
Marathon Petroleum Corp.	68,600	3,833,368
ONEOK, Inc.	100,900	6,942,929
PBF Energy, Inc. (Class A Stock)	100,400	3,142,520
SRC Energy, Inc.*	331,477	1,644,126
Valero Energy Corp.	57,000	4,879,770
Williams Cos., Inc. (The)	250,100	7,012,804

		47,286,543

Paper & Forest Products — 0.4%
Domtar Corp.(a)	71,600	3,188,348

Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC*	31,380	4,473,533
Lannett Co., Inc.*(a)	29,200	176,952

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Mallinckrodt PLC*(a)	36,200	$332,316
Mylan NV*	66,800	1,271,872

		6,254,673

Professional Services — 0.5%
ManpowerGroup, Inc.	41,800	4,037,880

Road & Rail — 0.3%
Ryder System, Inc.	40,800	2,378,640

Semiconductors & Semiconductor Equipment — 2.6%
Amkor Technology, Inc.*	238,400	1,778,464
Entegris, Inc.(a)	55,000	2,052,600
Lam Research Corp.	26,100	4,902,624
ON Semiconductor Corp.*	345,500	6,982,555
Skyworks Solutions, Inc.	80,500	6,220,235

		21,936,478

Software — 1.5%
Nuance Communications, Inc.*	452,500	7,226,425
Teradata Corp.*(a)	142,229	5,098,910

		12,325,335

Specialty Retail — 4.9%
Aaron’s, Inc.(a)	34,600	2,124,786
Bed Bath & Beyond, Inc.(a)	124,100	1,442,042
Best Buy Co., Inc.	132,200	9,218,306
Chico’s FAS, Inc.(a)	717,800	2,418,986
Children’s Place, Inc. (The)(a)	59,500	5,675,110
Foot Locker, Inc.(a)	55,400	2,322,368
GameStop Corp. (Class A Stock)(a)	103,100	563,957
Group 1 Automotive, Inc.	31,030	2,541,047
Office Depot, Inc.	414,700	854,282
Party City Holdco, Inc.*(a)	1,318,000	9,660,940
Penske Automotive Group, Inc.(a)	77,200	3,651,560

		40,473,384

Technology Hardware, Storage & Peripherals — 2.6%
HP, Inc.	174,200	3,621,618
NCR Corp.*	98,100	3,050,910
Seagate Technology PLC(a)	97,000	4,570,640
Western Digital Corp.(a)	110,700	5,263,785
Xerox Corp.	144,475	5,115,860

		21,622,813

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	25,700	2,432,248

Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.*	193,500	2,542,590
Radian Group, Inc.	150,600	3,441,210

		5,983,800

Tobacco — 0.3%
Universal Corp.	41,200	2,503,724

Trading Companies & Distributors — 1.9%
AerCap Holdings NV (Ireland)*	234,400	12,191,144
Aircastle Ltd.	165,598	3,520,613

		15,711,757

TOTAL LONG-TERM INVESTMENTS (cost $740,146,025)		808,917,263

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

SHORT-TERM INVESTMENTS — 19.8%	Shares	Value
AFFILIATED MUTUAL FUNDS — 19.0%
PGIM Core Ultra Short Bond Fund(w)	4,593,391	$4,593,391
PGIM Institutional Money Market Fund (cost $152,571,368; includes $152,296,683 of cash collateral for securities on loan)(b)(w)	152,533,656	152,579,416

TOTAL AFFILIATED MUTUAL FUNDS (cost $157,164,759)		157,172,807

UNAFFILIATED MUTUAL FUND — 0.8%
BlackRock Liquidity Funds FedFund (cost $6,842,714)	6,842,714	6,842,714

TOTAL SHORT-TERM INVESTMENTS (cost $164,007,473)		164,015,521

TOTAL INVESTMENTS — 117.4% (cost $904,153,498)		972,932,784
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.4)%		(144,265,081)

NET ASSETS — 100.0%		$828,667,703

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $150,329,837; cash collateral of $152,296,683 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$35,437,784	$—	$—
Airlines	23,767,940	—	—
Auto Components	13,594,384	—	—
Automobiles	4,155,214	—	—
Banks	63,518,370	—	—
Beverages	9,262,400	—	—
Biotechnology	6,810,960	—	—
Building Products	13,041,203	—	—
Capital Markets	12,103,670	—	—
Chemicals	29,833,974	—	—
Commercial Services & Supplies	13,728,112	—	—
Communications Equipment	8,902,858	—	—
Construction & Engineering	5,858,622	—	—
Consumer Finance	10,552,334	—	—
Containers & Packaging	8,287,235	—	—
Diversified Financial Services	1,539,337	—	—
Electric Utilities	26,892,261	—	—
Electrical Equipment	2,778,140	—	—
Electronic Equipment, Instruments & Components	24,943,430	—	—
Entertainment	8,696,722	—	—
Equity Real Estate Investment Trusts (REITs)	59,032,715	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food & Staples Retailing	$6,510,829	$—	$—
Food Products	24,707,012	—	—
Gas Utilities	5,649,525	—	—
Health Care Equipment & Supplies	8,076,964	—	—
Health Care Providers & Services	15,233,020	—	—
Hotels, Restaurants & Leisure	29,787,224	—	—
Household Durables	9,491,759	—	—
Independent Power & Renewable Electricity Producers	3,053,672	—	—
Insurance	45,709,214	—	—
Internet & Direct Marketing Retail	3,815,700	—	—
IT Services	11,446,853	—	—
Leisure Products	1,954,914	—	—
Machinery	28,273,559	—	—
Media	8,372,584	—	—
Metals & Mining	6,141,159	—	—
Mortgage Real Estate Investment Trusts (REITs)	17,226,691	—	—
Multiline Retail	9,628,888	—	—
Multi-Utilities	4,964,408	—	—
Oil, Gas & Consumable Fuels	47,286,543	—	—
Paper & Forest Products	3,188,348	—	—
Pharmaceuticals	6,254,673	—	—
Professional Services	4,037,880	—	—
Road & Rail	2,378,640	—	—
Semiconductors & Semiconductor Equipment	21,936,478	—	—
Software	12,325,335	—	—
Specialty Retail	40,473,384	—	—
Technology Hardware, Storage & Peripherals	21,622,813	—	—
Textiles, Apparel & Luxury Goods	2,432,248	—	—
Thrifts & Mortgage Finance	5,983,800	—	—
Tobacco	2,503,724	—	—
Trading Companies & Distributors	15,711,757	—	—
Affiliated Mutual Funds	157,172,807	—	—
Unaffiliated Mutual Fund	6,842,714	—	—

Total	$972,932,784	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (18.4% represents investments purchased with collateral from securities on loan)	19.0%
Banks	7.7
Equity Real Estate Investment Trusts (REITs)	7.1
Oil, Gas & Consumable Fuels	5.7
Insurance	5.5
Specialty Retail	4.9
Aerospace & Defense	4.3
Chemicals	3.6
Hotels, Restaurants & Leisure	3.6
Machinery	3.4
Electric Utilities	3.2
Electronic Equipment, Instruments & Components	3.0
Food Products	3.0
Airlines	2.9
Semiconductors & Semiconductor Equipment	2.6
Technology Hardware, Storage & Peripherals	2.6
Mortgage Real Estate Investment Trusts (REITs)	2.1

Trading Companies & Distributors	1.9%
Health Care Providers & Services	1.8
Commercial Services & Supplies	1.7
Auto Components	1.6
Building Products	1.6
Software	1.5
Capital Markets	1.5
IT Services	1.4
Consumer Finance	1.3
Multiline Retail	1.2
Household Durables	1.1
Beverages	1.1
Communications Equipment	1.1
Entertainment	1.0
Media	1.0
Containers & Packaging	1.0
Health Care Equipment & Supplies	1.0
Unaffiliated Mutual Fund	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Biotechnology	0.8%
Food & Staples Retailing	0.8
Pharmaceuticals	0.7
Metals & Mining	0.7
Thrifts & Mortgage Finance	0.7
Construction & Engineering	0.7
Gas Utilities	0.7
Multi-Utilities	0.6
Automobiles	0.5
Professional Services	0.5
Internet & Direct Marketing Retail	0.5

Paper & Forest Products	0.4%
Independent Power & Renewable Electricity Producers	0.4
Electrical Equipment	0.3
Tobacco	0.3
Textiles, Apparel & Luxury Goods	0.3
Road & Rail	0.3
Leisure Products	0.2
Diversified Financial Services	0.2

117.4
Liabilities in excess of other assets	(17.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$150,329,837	$(150,329,837)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $150,329,837:
Unaffiliated investments (cost $746,988,739)	$815,759,977
Affiliated investments (cost $157,164,759)	157,172,807
Cash	18
Receivable for investments sold	7,198,249
Dividends and interest receivable	1,946,738
Receivable for Portfolio shares sold	1,660,618
Tax reclaim receivable	3,035
Receivable from affiliate	2
Prepaid expenses and other assets	27,540

Total Assets	983,768,984

LIABILITIES
Payable to broker for collateral for securities on loan	152,296,683
Payable for investments purchased	2,106,500
Accrued expenses and other liabilities	329,013
Management fee payable	296,993
Payable for Portfolio shares repurchased	35,295
Distribution fee payable	33,391
Payable to affiliate	3,037
Affiliated transfer agent fee payable	369

Total Liabilities	155,101,281

NET ASSETS	$828,667,703

Net assets were comprised of:
Partners Equity	$828,667,703

Net asset value and redemption price per share, $828,667,703 / 24,957,325 outstanding shares of beneficial interest	$33.20

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $245 foreign withholding tax, of which $2 is reimbursable by an affiliate)	$10,012,024
Interest income	138,027
Income from securities lending, net (including affiliated income of $116,759)	118,601
Affiliated dividend income	62,108

Total income	10,330,760

EXPENSES
Management fee	2,944,875
Distribution fee	1,020,645
Custodian and accounting fees	59,105
Audit fee	12,992
Trustees’ fees	9,645
Legal fees and expenses	6,976
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Shareholders’ reports	2,327
Miscellaneous	16,978

Total expenses	4,077,020
Less: Fee waiver and/or expense reimbursement	(8,165)

Net expenses	4,068,855

NET INVESTMENT INCOME (LOSS)	6,261,905

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $23,653)	(5,384,294)
Foreign currency transactions	39

(5,384,255)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $19,813)	99,317,474
Foreign currencies	(40)

99,317,434

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	93,933,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,195,084

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,261,905	$11,532,628
Net realized gain (loss) on investment and foreign currency transactions	(5,384,255)	92,230,319
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	99,317,434	(249,198,000)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	100,195,084	(145,435,053)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,570,206 and 1,210,906 shares, respectively]	50,687,677	38,720,009
Portfolio shares repurchased [1,143,178 and 5,586,661 shares, respectively]	(37,638,836)	(186,990,010)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	13,048,841	(148,270,001)

CAPITAL CONTRIBUTIONS	1,212	1,782

TOTAL INCREASE (DECREASE)	113,245,137	(293,703,272)
NET ASSETS:
Beginning of period	715,422,566	1,009,125,838

End of period	$828,667,703	$715,422,566

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS — 91.2%	Shares	Value
Argentina — 0.8%
Adecoagro SA*	13,800	$98,532
Banco BBVA Argentina SA, ADR	5,600	63,392
Banco Macro SA, ADR	2,990	217,821
Central Puerto SA, ADR	7,300	67,671
Cresud SACIF y A, ADR*	6,708	70,300
Grupo Financiero Galicia SA, ADR	8,530	302,815
Loma Negra Cia Industrial Argentina SA, ADR*	20,200	236,340
MercadoLibre, Inc.*	1,978	1,210,081
Pampa Energia SA*	43,686	60,985
Pampa Energia SA, ADR*(a)	9,296	322,292
Telecom Argentina SA, ADR(a)	7,556	133,515
Transportadora de Gas del Sur SA (Class B Stock), ADR(a)	19,630	283,850
YPF SA, ADR(a)	11,500	209,415

		3,277,009

Bahrain — 0.7%
Ahli United Bank BSC	1,797,430	1,551,937
Al Salam Bank-Bahrain BSC	2,025,163	446,307
GFH FINANCIAL GROUP BSC	2,125,163	505,720
Ithmaar Holding BSC^*	4,745,026	349,225

		2,853,189

Botswana — 0.4%
Barclays Bank of Botswana Ltd.	466,032	228,636
Botswana Insurance Holdings Ltd.	123,564	203,266
Choppies Enterprises Ltd.^*	534,631	17,358
First National Bank of Botswana Ltd.	885,555	229,038
Letshego Holdings Ltd.	1,667,377	225,698
Sechaba Breweries Holdings Ltd.	401,237	775,446
Standard Chartered Bank Botswana Ltd.	91,217	16,291
Turnstar Holdings Ltd.	202,180	53,965

		1,749,698

Brazil — 5.1%
Aliansce Shopping Centers SA	20,000	127,293
Ambev SA, ADR(a)	158,300	739,261
B3 SA — Brasil Bolsa Balcao	41,049	401,195
Banco do Brasil SA	25,875	362,389
BR Malls Participacoes SA	203,585	762,391
BRF SA*	45,460	347,347
CCR SA	123,100	439,511
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,300	393,091
Cia de Saneamento de Minas Gerais-COPASA	8,300	145,036
Cia Energetica de Minas Gerais, ADR(a)	74,196	282,687
Cia Hering	15,600	121,877
Cia Paranaense de Energia, ADR	15,400	195,580
Cia Siderurgica Nacional SA	39,600	171,190
Cielo SA	197,656	346,417
Cosan SA	13,500	162,881
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	225,440

COMMON STOCKS (continued)	Shares	Value
Brazil (continued)
EcoRodovias Infraestrutura e Logistica SA	22,700	$63,076
EDP — Energias do Brasil SA	29,400	145,930
Embraer SA, ADR	19,800	398,574
Engie Brasil Energia SA	27,375	310,824
Equatorial Energia SA	15,100	363,230
Estacio Participacoes SA	35,100	267,641
Even Construtora e Incorporadora SA*	70,900	153,065
Hapvida Participacoes e Investimentos SA, 144A	29,300	298,574
Hypera SA	84,100	654,631
Iguatemi Empresa de Shopping Centers SA	26,800	318,673
Iochpe Maxion SA	19,300	112,585
Itau Unibanco Holding SA, ADR(a)	87,810	827,170
Klabin SA, UTS	25,100	107,265
Kroton Educacional SA	142,400	407,180
Localiza Rent a Car SA	34,435	364,890
Lojas Renner SA	64,020	783,588
Marfrig Global Foods SA*	48,640	79,928
MRV Engenharia e Participacoes SA	45,600	233,347
Multiplan Empreendimentos Imobiliarios SA	67,000	484,186
Natura Cosmeticos SA	10,300	151,981
Notre Dame Intermedica Participacoes SA	59,300	617,871
Odontoprev SA	40,500	192,588
Pagseguro Digital Ltd. (Class A Stock)*(a)	35,900	1,399,023
Petroleo Brasileiro SA (PRFC), ADR	124,600	1,769,320
Qualicorp Consultoria e Corretora de Seguros SA	92,300	556,932
Raia Drogasil SA	16,000	319,546
Rumo SA*	72,457	392,480
Smiles Fidelidade SA	27,300	297,389
StoneCo Ltd. (Class A Stock)*(a)	19,400	573,852
Suzano SA	28,445	243,045
TIM Participacoes SA	121,633	365,220
TOTVS SA	23,100	264,631
Ultrapar Participacoes SA	57,200	300,900
Vale SA	21,500	290,086
Vale SA, ADR	86,492	1,162,452
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,210	49,477
WEG SA	70,318	394,995

		20,939,731

Bulgaria — 0.3%
CB First Investment Bank AD*	155,563	296,153
Central Cooperative Bank AD*	87,402	78,583
Chimimport AD	265,946	268,969
Industrial Holding Bulgaria PLC*	72,512	42,168
MonBat AD	48,227	190,511
Petrol AD*	22,682	10,531
Sopharma AD/Sofia	197,237	390,777

		1,277,692

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chile — 2.9%
AES Gener SA	509,062	$139,927
Aguas Andinas SA (Class A Stock)	327,850	193,529
Almendral SA	1,092,556	79,423
Banco de Chile	4,425,933	652,501
Banco de Credito e Inversiones SA	6,781	467,837
Banco Santander Chile	7,999,156	596,137
Cencosud SA	298,652	586,176
Cia Cervecerias Unidas SA, ADR	14,950	422,338
Cia Sud Americana de Vapores SA*	6,656,301	229,760
Colbun SA	772,001	159,498
Embotelladora Andina SA (Class B Stock), ADR	9,150	195,993
Empresa Nacional de Telecomunicaciones SA	40,124	408,579
Empresas CMPC SA	227,425	624,255
Empresas CopEC SA	110,610	1,211,833
Enel Americas SA	3,461,814	610,546
Enel Chile SA	2,951,733	280,526
Engie Energia Chile SA	49,355	90,971
Forus SA	18,500	45,047
Itau CorpBanca	26,181,273	218,607
Latam Airlines Group SA, ADR(a)	99,283	930,282
Parque Arauco SA	252,612	701,181
Plaza SA	90,942	212,074
Ripley Corp. SA	305,926	243,797
SACI Falabella	158,403	1,034,374
Salfacorp SA	153,524	193,710
Sociedad Quimica y Minera de Chile SA, ADR(a)	19,000	591,090
SONDA SA	194,134	270,162
Vina Concha y Toro SA	139,650	295,735

		11,685,888

China — 10.3%
263 Network Communications Co. Ltd. (Class A Stock)	38,570	34,524
3SBio, Inc., 144A	124,500	214,756
AAC Technologies Holdings, Inc.	53,500	303,897
AECC Aviation Power Co. Ltd. (Class A Stock)	13,100	43,329
Agricultural Bank of China Ltd. (Class H Stock)	303,000	126,811
Air China Ltd. (Class H Stock)	142,000	143,687
Aisino Corp. (Class A Stock)	22,400	75,155
Alibaba Group Holding Ltd., ADR*	7,400	1,253,930
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	378,359
Anhui Conch Cement Co. Ltd. (Class H Stock)	139,000	870,191
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	94,182
Baidu, Inc., ADR*	1,715	201,272
Bank of Beijing Co. Ltd. (Class A Stock)	59,956	51,588
Bank of China Ltd. (Class H Stock)	816,000	344,745
Bank of Communications Co. Ltd. (Class H Stock)	338,800	257,171

COMMON STOCKS (continued)	Shares	Value
China (continued)
Bank of Ningbo Co. Ltd. (Class A Stock)	39,600	$139,693
BBMG Corp. (Class H Stock)	684,000	220,162
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	128,192
Beijing Enterprises Holdings Ltd.	41,500	210,959
Beijing Enterprises Water Group Ltd.*	476,000	283,091
Beijing Orient Landscape & Environment Co. Ltd. (Class A Stock)	27,100	23,750
Beijing Originwater Technology Co. Ltd. (Class A Stock)	34,800	39,527
Beijing Water Business Doctor Co. Ltd. (Class A Stock)	36,500	37,908
BOE Technology Group Co. Ltd. (Class A Stock)	173,800	86,948
Brilliance China Automotive Holdings Ltd.	264,000	292,660
BYD Co. Ltd. (Class H Stock)	36,000	217,725
Cangzhou Mingzhu Plastic Co. Ltd. (Class A Stock)	43,160	24,520
CGN Power Co. Ltd. (Class H Stock), 144A	737,000	202,834
China Agri-Industries Holdings Ltd.	565,000	181,717
China Biologic Products Holdings, Inc.*(a)	3,200	304,960
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	101,938
China Coal Energy Co. Ltd. (Class H Stock)	437,000	181,835
China Communications Construction Co. Ltd. (Class H Stock)	229,000	205,091
China Communications Services Corp. Ltd. (Class H Stock)	396,000	307,322
China Construction Bank Corp. (Class H Stock)	604,670	520,766
China Everbright Ltd.	32,000	47,268
China Evergrande Group	32,000	89,855
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	80,658
China Life Insurance Co. Ltd. (Class H Stock)	81,000	199,216
China Longyuan Power Group Corp. Ltd. (Class H Stock)	283,000	181,715
China Medical System Holdings Ltd.	245,000	224,640
China Mengniu Dairy Co. Ltd.*	195,000	756,440
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	293,314
China Merchants Port Holdings Co. Ltd.	114,000	194,013
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)*	38,200	116,281
China Minsheng Banking Corp. Ltd. (Class H Stock)	113,160	78,348
China Mobile Ltd.	77,500	704,571

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
China Molybdenum Co. Ltd. (Class H Stock)	753,000	$238,495
China National Building Material Co. Ltd. (Class H Stock)	368,000	323,773
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	50,675
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	71,170
China Oilfield Services Ltd. (Class H Stock)	138,000	136,864
China Overseas Land & Investment Ltd.	292,720	1,079,585
China Overseas Property Holdings Ltd.	420,240	219,327
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	172,997
China Petroleum & Chemical Corp. (Class H Stock)	1,221,000	830,095
China Power International Development Ltd.	478,000	116,954
China Railway Group Ltd. (Class H Stock)	363,000	276,318
China Resources Beer Holdings Co. Ltd.	114,000	543,265
China Resources Gas Group Ltd.	58,000	287,649
China Resources Land Ltd.	90,444	398,381
China Resources Power Holdings Co. Ltd.	141,400	206,337
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	430,883
China Shipbuilding Industry Co. Ltd. (Class A Stock)	59,700	48,313
China State Construction Engineering Corp. Ltd. (Class A Stock)	100,240	83,927
China Taiping Insurance Holdings Co. Ltd.	39,800	106,660
China Telecom Corp. Ltd. (Class H Stock)	532,000	267,444
China Unicom Hong Kong Ltd.	262,052	287,380
China United Network Communications Ltd. (Class A Stock)	113,700	102,113
China Vanke Co. Ltd. (Class H Stock)	272,500	1,022,011
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	130,826
China Yurun Food Group Ltd.*	741,000	91,171
China Zhongwang Holdings Ltd.	418,000	211,103
CITIC Guoan Information Industry Co. Ltd. (Class A Stock)	132,800	77,783
CITIC Ltd.	235,000	339,127
CNOOC Ltd.	561,000	955,681
COSCO SHIPPING Development Co. Ltd. (Class H Stock)*	683,000	85,872
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	194,000	114,959

COMMON STOCKS (continued)	Shares	Value
China (continued)
COSCO SHIPPING Ports Ltd.	252,000	$248,826
Country Garden Holdings Co. Ltd.	230,831	351,635
Country Garden Services Holdings Co. Ltd.	20,440	47,354
CRRC Corp. Ltd. (Class H Stock)	256,000	214,103
CSPC Pharmaceutical Group Ltd.	264,000	425,929
Ctrip.com International Ltd., ADR*	3,800	140,258
Daqin Railway Co. Ltd. (Class A Stock)	62,400	73,470
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	223,709
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	10,600	61,405
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	263,799
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)	18,200	19,921
East Money Information Co. Ltd. (Class A Stock)	52,704	103,893
Financial Street Holdings Co. Ltd. (Class A Stock)	59,800	68,263
Ganfeng Lithium Co. Ltd. (Class A Stock)*	14,700	50,084
GD Power Development Co. Ltd. (Class A Stock)	149,300	55,175
GEM Co. Ltd. (Class A Stock)	55,300	37,923
Gemdale Corp. (Class A Stock)	42,300	73,460
Golden Eagle Retail Group Ltd.	242,000	281,908
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	17,600	140,967
Guangdong Baolihua New Energy Stock Co. Ltd. (Class A Stock)	54,700	51,308
Guangdong Investment Ltd.	224,000	443,300
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	54,752
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	263,073	280,834
Haier Smart Home Co. Ltd. (Class A Stock)	46,500	117,041
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	21,200	85,018
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	13,500	67,533
Hengan International Group Co. Ltd.	58,000	427,013
Hengyi Petrochemical Co. Ltd. (Class A Stock)	32,400	64,386
Huaneng Power International, Inc. (Class H Stock)	616,000	363,086
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	182,638
Hubei Energy Group Co. Ltd. (Class A Stock)	136,000	85,910
Hundsun Technologies, Inc. (Class A Stock)	13,650	135,582
Iflytek Co. Ltd. (Class A Stock)*	16,800	81,322

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	693,000	$505,384
Industrial Bank Co. Ltd. (Class A Stock)	40,600	108,194
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)	217,140	53,272
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	15,500	75,380
JD.com, Inc., ADR*	6,900	209,001
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	227,817
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	11,664	112,111
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	294,599
Jilin Aodong Pharmaceutical Group Co. Ltd. (Class A Stock)	24,700	58,929
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)	58,300	27,764
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	15,475
Kingboard Holdings Ltd.	70,500	196,643
Kunlun Energy Co. Ltd.	230,000	200,658
Kweichow Moutai Co. Ltd. (Class A Stock)	1,400	200,603
Lenovo Group Ltd.	452,000	350,126
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	14,700	49,276
Li Ning Co. Ltd.	152,979	361,038
Luye Pharma Group Ltd., 144A	378,000	274,586
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,900	104,788
Midea Group Co. Ltd. (Class A Stock)	17,100	129,174
NetEase, Inc., ADR	1,100	281,347
New Oriental Education & Technology Group, Inc., ADR*	1,250	120,725
Oceanwide Holdings Co. Ltd. (Class A Stock)	61,500	50,006
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	53,545
Perfect World Co. Ltd. (Class A Stock)	18,200	68,466
PetroChina Co. Ltd. (Class H Stock)	1,110,000	611,788
PICC Property & Casualty Co. Ltd. (Class H Stock)	75,000	80,912
Ping An Bank Co. Ltd. (Class A Stock)	81,900	164,258
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	901,707
Poly Developments and Holdings Group Co. Ltd. (Class A Stock)	62,200	115,509
Real Gold Mining Ltd.^*	209,000	—
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	48,400	66,233
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	89,461

COMMON STOCKS (continued)	Shares	Value
China (continued)
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	$61,902
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	73,955
Semiconductor Manufacturing International Corp.*	276,000	308,134
Shandong Gold Mining Co. Ltd. (Class A Stock)*	15,500	92,900
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	341,688
Shanghai Electric Group Co. Ltd. (Class H Stock)	382,000	138,381
Shanghai Industrial Holdings Ltd.	85,000	184,454
Shanghai Oriental Pearl Group Co. Ltd. (Class A Stock)	27,170	41,686
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	300,362
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	64,350	109,534
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	48,900	43,109
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)*	21,300	71,156
Shimao Property Holdings Ltd.	42,000	128,117
SINA Corp.*	2,000	86,260
Sino-Ocean Group Holding Ltd.	161,500	68,629
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	370,000	147,249
Sinopharm Group Co. Ltd. (Class H Stock)	133,200	469,676
Sohu.com Ltd., ADR*	1,600	22,400
Suning.com Co. Ltd. (Class A Stock)	22,000	36,788
Sunny Optical Technology Group Co. Ltd.	47,400	491,099
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	15,820	38,114
Tencent Holdings Ltd.	33,100	1,494,926
Tianqi Lithium Corp. (Class A Stock)	12,075	44,357
Tingyi Cayman Islands Holding Corp.	138,000	230,589
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	13,800	30,941
Tsinghua Tongfang Co. Ltd. (Class A Stock)	32,900	43,376
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	344,048
Wanda Film Holding Co. Ltd. (Class A Stock)	23,300	62,497
Wanhua Chemical Group Co. Ltd. (Class A Stock)	21,780	135,677
Want Want China Holdings Ltd.	532,400	433,093
Weichai Power Co. Ltd. (Class H Stock)	208,000	352,213
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	26,100	136,371

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
Wintime Energy Co. Ltd. (Class A Stock)*	109,800	$26,816
Wuliangye Yibin Co. Ltd. (Class A Stock)	8,700	149,290
Xiaomi Corp. (Class B Stock), 144A*(a)	662,200	849,771
Yangzijiang Shipbuilding Holdings Ltd.	184,600	209,037
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	140,926
Youngor Group Co. Ltd. (Class A Stock)	60,368	55,814
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	7,500	91,032
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	206,644
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	155,978
Zhongsheng Group Holdings Ltd.	134,000	373,251
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	606,527
ZTE Corp. (Class H Stock)*	261,529	756,181

		42,044,180

Colombia — 1.3%
Almacenes Exito SA	75,552	392,161
Bancolombia SA	29,008	348,800
Bancolombia SA, ADR	10,600	541,024
Celsia SA ESP	124,720	168,635
Cementos Argos SA	110,227	257,259
CEMEX Latam Holdings SA*	30,558	43,267
Corp Financiera Colombiana SA*	12,268	95,059
Ecopetrol SA, ADR(a)	54,600	998,634
Grupo Argos SA	97,306	523,851
Grupo de Inversiones Suramericana SA	25,000	265,287
Grupo Energia Bogota SA ESP	271,100	178,006
Grupo Nutresa SA	85,096	662,549
Interconexion Electrica SA ESP	129,241	718,296

		5,192,828

Croatia — 0.6%
AD Plastik DD	2,554	73,072
Atlantic Grupa dd	1,432	266,820
Atlantska Plovidba dd ZA Medjunarodni Prijevoz Robe I Putnika*	1,177	58,157
Ericsson Nikola Tesla dd	1,376	233,574
Hrvatski Telekom dd	22,650	557,160
Koncar-Elektroindustrija DD	645	66,377
Ledo dd^*	122	—
Podravka Prehrambena Ind DD	5,836	363,096
Valamar Riviera DD	82,391	481,380
Zagrebacka Banka dd	24,666	220,285

		2,319,921

Czech Republic — 0.7%
CEZ A/S	46,600	1,126,339
Komercni banka A/S	21,800	869,260

COMMON STOCKS (continued)	Shares	Value
Czech Republic (continued)
Moneta Money Bank A/S, 144A	82,900	$284,359
O2 Czech Republic A/S	35,956	356,737
Philip Morris CR A/S	290	176,744

		2,813,439

Estonia — 0.4%
AS Merko Ehitus	9,442	98,492
AS Tallinna Vesi (Class A Stock)	33,851	419,405
Tallink Grupp A/S	485,209	532,854
Tallinna Kaubamaja Grupp A/S	68,345	641,132

		1,691,883

Ghana — 0.4%
CAL Bank Ltd.	1,302,943	249,628
Ghana Commercial Bank Ltd.	1,190,800	1,081,207
Standard Chartered Bank Ghana Ltd.	91,000	318,263

		1,649,098

Greece — 1.4%
Aegean Airlines SA	12,691	117,546
Alpha Bank AE*	200,493	402,014
Athens Water Supply & Sewage Co. SA	16,362	136,197
Diana Shipping, Inc.*	19,100	63,221
Ellaktor SA*	48,048	103,823
Eurobank Ergasias SA*	315,677	310,965
FF Group*	6,443	15,850
Fourlis Holdings SA*	14,272	83,912
GEK Terna Holding Real Estate Construction SA*	18,366	116,876
Hellenic Exchanges – Athens Stock Exchange SA	18,468	102,892
Hellenic Petroleum SA	12,024	126,313
Hellenic Telecommunications Organization SA	61,063	901,146
Holding Co. ADMIE IPTO SA	42,738	100,633
JUMBO SA	12,410	239,788
LAMDA Development SA*	19,486	199,915
Motor Oil Hellas Corinth Refineries SA	16,705	427,248
Mytilineos Holdings SA	26,812	309,868
National Bank of Greece SA*	64,111	176,387
OPAP SA	42,571	476,477
Piraeus Bank SA*	47,838	167,305
Public Power Corp. SA*	49,159	106,063
Sarantis SA	12,266	123,930
Star Bulk Carriers Corp.*(a)	8,800	84,920
Terna Energy SA*	24,133	193,074
Titan Cement Co. SA	23,876	465,392
Tsakos Energy Navigation Ltd.	22,400	73,696

		5,625,451

Hong Kong — 0.6%
China Gas Holdings Ltd.	151,800	564,415
Fullshare Holdings Ltd.*	412,500	25,729
Lee & Man Paper Manufacturing Ltd.	287,000	201,129
Nine Dragons Paper Holdings Ltd.	107,000	94,987

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hong Kong (continued)
Sino Biopharmaceutical Ltd.	677,000	$693,551
WH Group Ltd., 144A	712,000	723,556

		2,303,367

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	121,405	179,932
MOL Hungarian Oil & Gas PLC	80,934	897,583
OTP Bank Nyrt	22,760	905,292
Richter Gedeon Nyrt	43,070	793,952

		2,776,759

India — 5.7%
ABB India Ltd.	4,500	104,638
ACC Ltd.	6,400	144,842
Adani Ports & Special Economic Zone Ltd.	42,715	253,965
Adani Power Ltd.*	177,209	131,879
Adani Transmission Ltd.*	22,722	73,774
Ambuja Cements Ltd.	48,142	148,487
Apollo Hospitals Enterprise Ltd.	5,400	106,421
Ashok Leyland Ltd.	173,423	219,316
Asian Paints Ltd.	11,000	216,576
Aurobindo Pharma Ltd.	27,300	240,804
Axis Bank Ltd.*	24,709	289,601
Bajaj Auto Ltd.	3,960	162,300
Bajaj Finance Ltd.	1,900	101,384
Bharat Forge Ltd.	7,334	47,823
Bharat Heavy Electricals Ltd.	159,180	169,026
Bharat Petroleum Corp. Ltd.	22,767	128,969
Bharti Airtel Ltd.	229,037	1,151,180
Bharti Infratel Ltd.	97,353	376,449
Bosch Ltd.	363	85,980
Britannia Industries Ltd.	2,706	107,657
CESC Ltd.	14,584	165,704
CG Power and Industrial Solutions Ltd.*	190,092	78,655
Cipla Ltd.	29,550	237,007
Coal India Ltd.	43,794	161,209
Colgate-Palmolive India Ltd.	3,100	50,675
Container Corp. of India Ltd.	40,617	335,713
Crompton Greaves Consumer Electricals Ltd.	40,282	135,604
Dabur India Ltd.	31,638	183,653
Divi’s Laboratories Ltd.	9,319	215,668
DLF Ltd.	68,573	187,443
Dr. Reddy’s Laboratories Ltd.	7,725	285,923
Eicher Motors Ltd.	605	168,006
GAIL India Ltd.	63,586	287,734
Glenmark Pharmaceuticals Ltd.	18,324	117,821
Godrej Consumer Products Ltd.	18,150	174,604
Godrej Properties Ltd.*	8,888	129,335
Grasim Industries Ltd.	12,907	170,978
Havells India Ltd.	25,299	288,080
HCL Technologies Ltd.	15,740	242,782
HDFC Bank Ltd.	14,848	526,266
Hero MotoCorp Ltd.	4,595	172,020
Hindalco Industries Ltd.	66,600	199,666
Hindustan Unilever Ltd.	27,787	720,010

COMMON STOCKS (continued)	Shares	Value
India (continued)
Housing Development Finance Corp. Ltd.	15,533	$493,562
ICICI Bank Ltd., ADR	22,550	283,905
IDFC Ltd.	104,784	52,714
IFCI Ltd.*	510,307	67,976
Indiabulls Real Estate Ltd.*	90,254	148,970
Indian Oil Corp. Ltd.	73,996	167,064
Indraprastha Gas Ltd.	39,927	182,068
IndusInd Bank Ltd.	4,497	91,943
Info Edge India Ltd.	9,568	311,685
Infosys Ltd.	42,867	455,570
Infosys Ltd., ADR(a)	42,340	453,038
InterGlobe Aviation Ltd., 144A	5,171	116,709
ITC Ltd.	115,623	458,952
Jindal Steel & Power Ltd.*	54,935	112,978
JSW Energy Ltd.*	94,200	91,494
JSW Steel Ltd.	39,200	157,135
Kotak Mahindra Bank Ltd.	7,693	164,612
Larsen & Toubro Ltd., GDR	21,689	488,019
LIC Housing Finance Ltd.	8,515	68,572
Lupin Ltd.	21,741	237,630
Mahindra & Mahindra Ltd.	6,323	60,073
Mahindra & Mahindra Ltd., GDR	22,209	206,702
Marico Ltd.	33,828	181,759
Maruti Suzuki India Ltd.	5,119	484,685
Motherson Sumi Systems Ltd.	69,474	122,881
Nestle India Ltd.	1,100	190,068
NHPC Ltd.	226,173	81,261
NTPC Ltd.	253,766	519,979
Oberoi Realty Ltd.*	16,917	149,029
Oil & Natural Gas Corp. Ltd.	66,302	161,099
Oil India Ltd.	26,164	67,528
Page Industries Ltd.	300	89,530
Phoenix Mills Ltd. (The)	6,465	59,532
Pidilite Industries Ltd.	9,888	173,976
Piramal Enterprises Ltd.	6,634	187,285
Power Grid Corp. of India Ltd.	184,293	552,853
Rajesh Exports Ltd.	8,600	90,162
Reliance Industries Ltd.	62,402	1,133,684
Reliance Industries Ltd., 144A, GDR	9,526	344,657
Reliance Infrastructure Ltd.	30,200	24,299
Siemens Ltd.	17,800	338,193
State Bank of India*	21,736	113,903
State Bank of India, GDR*	1,802	93,392
Sun Pharmaceutical Industries Ltd.	62,574	363,478
Sun TV Network Ltd.	13,419	98,310
Tata Communications Ltd.	10,702	75,131
Tata Consultancy Services Ltd.	20,252	654,212
Tata Motors Ltd., ADR*	6,690	78,139
Tata Power Co. Ltd. (The)	193,885	193,958
Tata Steel Ltd.	17,882	130,642
Tech Mahindra Ltd.	13,194	135,182
Titan Co. Ltd.	14,341	277,706
UltraTech Cement Ltd.	3,994	263,753
United Spirits Ltd.*	18,191	154,222
UPL Ltd.	19,965	271,332
Vedanta Ltd.	80,962	204,863

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
India (continued)
Vodafone Idea Ltd.*	699,203	$123,220
Wipro Ltd.	40,697	165,426
WNS Holdings Ltd., ADR*	1,500	88,800
Zee Entertainment Enterprises Ltd.	60,145	295,786

		23,100,913

Indonesia — 3.0%
Ace Hardware Indonesia Tbk PT	716,000	91,789
Adaro Energy Tbk PT	3,507,400	338,361
Adhi Karya Persero Tbk PT	739,600	88,398
AKR Corporindo Tbk PT	523,500	151,704
Astra Agro Lestari Tbk PT	44,000	32,445
Astra International Tbk PT	2,110,700	1,112,535
Bank Central Asia Tbk PT	605,800	1,286,102
Bank Danamon Indonesia Tbk PT	301,900	102,701
Bank Mandiri Persero Tbk PT	1,077,600	612,479
Bank Negara Indonesia Persero Tbk PT	495,500	322,728
Bank Rakyat Indonesia Persero Tbk PT	2,922,100	902,480
Bukit ASAm Tbk PT	739,400	155,236
Bumi Serpong Damai Tbk PT*	1,358,400	147,594
Charoen Pokphand Indonesia Tbk PT	573,700	192,240
Ciputra Development Tbk PT	1,900,600	155,004
Gudang Garam Tbk PT	36,900	200,872
Hanjaya Mandala Sampoerna Tbk PT	634,300	141,145
Hanson International Tbk PT*	17,067,900	126,926
Indo Tambangraya Megah Tbk PT	147,000	182,972
Indocement Tunggal Prakarsa Tbk PT	331,500	469,372
Indofood CBP Sukses Makmur Tbk PT	217,300	156,387
Indofood Sukses Makmur Tbk PT	366,100	182,220
Jasa Marga Persero Tbk PT	360,000	145,965
Kalbe Farma Tbk PT	3,379,800	349,391
Matahari Department Store Tbk PT	452,200	110,367
Mitra Keluarga Karyasehat Tbk PT*	1,121,000	150,627
Pakuwon Jati Tbk PT	2,139,300	110,703
Perusahaan Gas Negara Tbk PT	1,829,700	274,045
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	49,952
PP Persero Tbk PT	544,692	85,417
PP Properti Tbk PT	5,386,100	46,246
Puradelta Lestari Tbk PT	5,083,700	99,528
Semen Indonesia Persero Tbk PT	621,400	509,617
Sentul City Tbk PT*	5,826,100	52,929
Summarecon Agung Tbk PT	1,637,600	141,654
Surya Citra Media Tbk PT	503,100	57,421
Telekomunikasi Indonesia Persero Tbk PT	4,138,700	1,211,936
Tower Bersama Infrastructure Tbk PT	271,100	72,809
Unilever Indonesia Tbk PT	76,300	243,148
United Tractors Tbk PT	319,200	637,282
Vale Indonesia Tbk PT*	1,106,500	245,056

COMMON STOCKS (continued)	Shares	Value
Indonesia (continued)
Waskita Karya Persero Tbk PT	870,000	$123,988
Wijaya Karya Persero Tbk PT	729,800	125,782
XL Axiata Tbk PT*	641,600	135,506

		12,131,059

Jordan — 0.7%
Al-Eqbal Investment Co. PLC*	17,362	298,586
Arab Bank PLC	144,090	1,214,786
Arab Potash (The)	12,023	284,521
Bank of Jordan	51,326	156,171
Cairo Amman Bank	35,904	57,076
Capital Bank of Jordan	51,133	69,892
Jordan Ahli Bank	75,647	112,008
Jordan Islamic Bank	28,336	119,151
Jordan Petroleum Refinery Co.	79,590	349,626
Jordan Telecommunications Co. PSC	15,279	31,207
Jordanian Electric Power Co.	62,297	107,220

		2,800,244

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC, GDR	80,411	1,037,154
KAZ Minerals PLC	133,538	1,026,593
KCell JSC, GDR	93,361	461,742
Nostrum Oil & Gas PLC*	368,390	223,992

		2,749,481

Kenya — 0.7%
Bamburi Cement Co. Ltd.	87,300	96,526
Barclays Bank of Kenya Ltd.	857,300	87,477
British American Tobacco Kenya Ltd.	24,700	120,414
Co-operative Bank of Kenya Ltd. (The)	552,500	64,933
Diamond Trust Bank Kenya Ltd.	63,910	73,612
East African Breweries Ltd.	345,300	672,693
Equity Group Holdings PLC	1,003,900	382,215
KCB Group Ltd.	865,400	323,492
Kenya Power & Lighting Ltd.*	2,326,505	88,799
Nation Media Group PLC	102,900	49,509
Safaricom PLC	2,615,100	718,001
Standard Chartered Bank Kenya Ltd.	44,331	84,274

		2,761,945

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	177,197	447,542
Al Ahli Bank of Kuwait KSCP	55,586	57,652
Boubyan Bank KSCP	93,167	178,223
Boubyan Petrochemicals Co. KSCP	107,897	312,796
Burgan Bank SAK	77,586	89,204
Commercial Bank of Kuwait KPSC	87,842	144,695
Commercial Real Estate Co. KSC	546,287	166,670
Gulf Bank KSCP	142,227	142,529
Humansoft Holding Co. KSC	22,003	229,351
Integrated Holding Co. KCSC	30,921	62,133

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Kuwait (continued)
Kuwait Finance House KSCP	339,164	$791,866
Kuwait International Bank KSCP	41,082	36,947
Kuwait Portland Cement Co. KSC	23,371	92,247
Kuwait Projects Co. Holding KSCP	67,258	48,249
Kuwait Real Estate Co. KSC*	486,393	118,854
Mabanee Co. SAK	91,417	213,237
Mezzan Holding Co. KSCC	46,400	95,428
Mobile Telecommunications Co. KSC	289,172	504,941
National Bank of Kuwait SAKP	383,239	1,230,745
National Industries Group Holding SAK	147,017	109,978
National Real Estate Co. KPSC*	460,831	113,773
Qurain Petrochemical Industries Co.	171,805	196,234
VIVA Kuwait Telecom Co.	51,793	138,702
Warba Bank KSCP*	82,500	66,783

		5,588,779

Latvia — 0.2%
Grindeks A/S	52,160	736,418

Lithuania — 0.3%
Apranga PVA	78,286	147,341
Klaipedos Nafta AB	513,391	217,340
Pieno Zvaigzdes	111,220	118,963
Rokiskio Suris	145,010	409,220
Siauliu Bankas AB	976,182	505,293

		1,398,157

Malaysia — 2.8%
AirAsia Group Bhd	151,000	99,957
Alliance Bank Malaysia Bhd	57,400	52,206
AMMB Holdings Bhd	77,300	79,147
Astro Malaysia Holdings Bhd	242,100	84,995
Axiata Group Bhd	305,925	368,223
Berjaya Sports Toto Bhd	143,387	95,803
British American Tobacco Malaysia Bhd	13,000	90,564
Bumi Armada Bhd*	1,242,550	64,764
CIMB Group Holdings Bhd	140,500	183,021
Dialog Group Bhd	525,720	414,967
DiGi.Com Bhd	205,000	250,322
Gamuda Bhd	240,500	218,927
Genting Bhd	290,400	476,218
Genting Malaysia Bhd	404,500	317,265
Genting Plantations Bhd	38,100	91,977
Globetronics Technology BHD	213,033	86,185
HAP Seng Consolidated Bhd	50,500	121,588
Hartalega Holdings Bhd	175,100	222,157
Hong Leong Bank Bhd	20,000	91,935
IGB Real Estate Investment Trust	471,200	217,703
IHH Healthcare Bhd	370,400	519,631
IJM Corp. Bhd	186,080	108,127
Inari Amertron Bhd	598,700	232,015
IOI Corp. Bhd	148,846	152,979
IOI Properties Group Bhd	410,472	137,138
KLCCP Stapled Group	63,900	120,198
KNM Group Bhd*	1,468,200	90,827

COMMON STOCKS (continued)	Shares	Value
Malaysia (continued)
Kossan Rubber Industries	83,500	$80,729
Kuala Lumpur Kepong Bhd	28,900	171,587
Magnum Bhd	177,450	114,210
Malayan Banking Bhd	111,850	240,349
Malaysia Airports Holdings Bhd	71,500	147,325
Maxis Bhd	186,200	250,378
MISC Bhd	113,300	195,945
MMC Corp. Bhd	92,800	25,625
My EG Services Bhd	723,250	259,513
Petronas Chemicals Group Bhd	263,600	535,795
Petronas Dagangan Bhd	65,900	405,052
Petronas Gas Bhd	53,600	225,295
PPB Group Bhd	35,940	162,601
Press Metal Aluminium Holdings Bhd	305,640	325,316
Public Bank Bhd	55,537	308,944
QL Resources Bhd	108,550	179,671
Sapura Energy Bhd	1,041,605	75,874
Sime Darby Bhd	307,300	168,160
Sime Darby Plantation Bhd	152,000	180,890
Sime Darby Property Bhd	593,700	148,000
SP Setia Bhd Group	234,400	122,533
Sunway Bhd	306,434	124,556
Sunway Real Estate Investment Trust	311,700	141,208
Telekom Malaysia Bhd	187,500	181,508
Tenaga Nasional Bhd	223,700	749,064
Top Glove Corp. Bhd	190,600	226,587
UMW Holdings Bhd	54,200	70,829
ViTrox Corp. Bhd	97,900	165,677
VS Industry Bhd	459,375	122,403
YTL Corp. Bhd	446,598	121,055
YTL Power International Bhd	331,806	65,869

		11,281,387

Mauritius — 0.7%
Alteo Ltd.	131,407	69,712
CIEL Ltd.	623,353	110,895
Cim Financial Services Ltd.	288,435	56,998
Grit Real Estate Income Group Ltd.	133,670	170,979
Lighthouse Capital Ltd.	517,233	273,521
Lux Island Resorts Ltd.	28,927	47,365
MCB Group Ltd.	107,338	876,304
New Mauritius Hotels Ltd.	418,691	200,819
Omnicane Ltd.*	75,913	64,236
Phoenix Beverages Ltd.	13,346	218,543
Rogers & Co. Ltd.	305,869	322,370
SBM Holdings Ltd.	1,766,387	278,239

		2,689,981

Mexico — 5.6%
Alfa SAB de CV (Class A Stock)	640,000	627,538
Alsea SAB de CV*	210,600	415,851
America Movil SAB de CV (Class L Stock), ADR	180,200	2,623,712
Arca Continental SAB de CV	55,399	299,598
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	195,000	299,199

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Mexico (continued)
Bolsa Mexicana de Valores SAB de CV	110,700	$208,899
Cemex SAB de CV, ADR(a)	234,889	995,929
Cemex SAB de CV, UTS	184,713	78,048
Coca-Cola Femsa SAB de CV, UTS	63,700	394,604
Concentradora Fibra Danhos SA de CV	158,700	211,669
Corp Inmobiliaria Vesta SAB de CV	211,400	311,256
El Puerto de Liverpool SAB de CV (Class C1 Stock)	69,460	387,474
Empresas ICA SAB de CV^*(a)	265,500	1
Fibra Uno Administracion SA de CV	1,005,200	1,333,371
Fomento Economico Mexicano SAB de CV, ADR	18,040	1,745,370
Fomento Economico Mexicano SAB de CV, UTS	5,600	54,180
Genomma Lab Internacional SAB de CV (Class B Stock)*	132,700	120,506
Gentera SAB de CV	199,900	173,095
Gruma SAB de CV (Class B Stock)	22,860	215,037
Grupo Aeroportuario del Centro Norte SAB de CV	27,300	166,826
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	978,960
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	28,965	470,050
Grupo Bimbo SAB de CV (Class A Stock)	201,600	420,242
Grupo Carso SAB de CV (Class A1 Stock)	123,500	460,959
Grupo Elektra SAB DE CV(a)	6,859	449,840
Grupo Financiero Banorte SAB de CV (Class O Stock)	343,600	1,995,677
Grupo Financiero Inbursa SAB de CV (Class O Stock)	323,000	467,325
Grupo Mexico SAB de CV (Class B Stock)	582,993	1,552,724
Grupo Televisa SAB, ADR	57,100	481,924
Grupo Televisa SAB, UTS	79,100	133,525
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	275,100	405,761
Industrias CH SAB de CV (Class B Stock)*	36,100	110,592
Industrias Penoles SAB de CV	28,600	368,554
Infraestructura Energetica Nova SAB de CV	151,800	597,353
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	179,000	332,470
Macquarie Mexico Real Estate Management SA de CV, 144A	287,000	327,466
Mexichem SAB de CV	191,873	403,965
Nemak SAB de CV, 144A	160,800	75,483
PLA Administradora Industrial S de RL de CV	301,500	472,661

COMMON STOCKS (continued)	Shares	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	35,055	$348,984
Telesites SAB de CV*	186,554	115,273
Wal-Mart de Mexico SAB de CV	492,400	1,344,023

		22,975,974

Monaco — 0.1%
Costamare, Inc.	18,300	93,879
GasLog Ltd.	9,800	141,120

		234,999

Morocco — 0.7%
Attijariwafa Bank	9,320	453,177
Banque Centrale Populaire	9,039	254,425
BMCE Bank	8,054	151,304
Ciments du Maroc	1,038	169,068
Cosumar	19,633	416,094
Douja Promotion Groupe Addoha SA	71,665	73,808
LafargeHolcim Maroc SA	1,243	214,114
Lesieur Cristal	6,955	119,825
Maroc Telecom	34,173	495,882
Societe d’Exploitation des Ports	12,593	248,125
TOTAL Maroc SA	626	77,343

		2,673,165

Nigeria — 0.7%
Access Bank PLC	3,681,422	66,406
Afriland Properties PLC^*	383,641	—
Dangote Cement PLC	1,494,582	763,736
FBN Holdings PLC	7,653,949	139,082
Guaranty Trust Bank PLC	4,887,087	446,569
Guinness Nigeria PLC	603,065	79,776
Lafarge Africa PLC*	975,992	32,527
Lekoil Ltd.*	483,600	22,931
Nestle Nigeria PLC	100,851	389,174
Nigerian Breweries PLC	1,654,279	289,084
SEPLAT Petroleum Development Co. PLC, 144A	151,089	223,511
Stanbic IBTC Holdings PLC	701,489	78,398
Transnational Corp. of Nigeria PLC	15,885,029	49,759
United Bank for Africa PLC	6,057,392	104,107
Zenith Bank PLC	4,424,319	242,958

		2,928,018

Oman — 0.7%
Bank Dhofar SAOG	255,698	94,525
Bank Muscat SAOG	532,334	565,837
Bank Nizwa SAOG*	705,910	165,039
HSBC Bank Oman SAOG	273,053	80,178
National Bank of Oman SAOG	367,435	152,773
Oman Cables Industry	18,048	37,950
Oman Cement Co. SAOG	225,265	134,573
Oman Flour Mills Co. SAOG	64,478	111,202
Oman Telecommunications Co. SAOG	294,045	421,076
Ominvest	100,273	88,519
Ooredoo	205,704	247,705
Raysut Cement Co. SAOG	90,232	83,057

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oman (continued)
Renaissance Services SAOG*	292,878	$345,698
Sembcorp Salalah Power & Water Co.	267,051	71,387
Sohar International Bank SAOG	464,026	128,845

		2,728,364

Pakistan — 0.6%
D.G. Khan Cement Co. Ltd.	82,200	29,228
Engro Corp. Ltd.	115,058	191,417
Engro Fertilizers Ltd.	111,500	44,634
Fauji Fertilizer Co. Ltd.	281,087	153,361
Habib Bank Ltd.	244,000	173,374
Hub Power Co. Ltd. (The)	622,993	307,190
Indus Motor Co. Ltd.	11,280	85,109
International Steels Ltd.	87,000	21,684
Kot Addu Power Co. Ltd.	250,500	57,074
Lucky Cement Ltd.	49,100	117,010
Maple Leaf Cement Factory Ltd.	97,875	14,718
MCB Bank Ltd.	218,547	237,384
Millat Tractors Ltd.	17,620	94,994
Nishat Mills Ltd.	155,675	90,970
Oil & Gas Development Co. Ltd.	214,300	176,946
Pakistan Oilfields Ltd.	40,470	102,937
Pakistan Petroleum Ltd.	197,317	178,637
Pakistan State Oil Co. Ltd.	67,357	71,737
Searle Co. Ltd. (The)	51,655	47,407
SUI Northern Gas Pipeline	349,700	153,294
SUI Southern Gas Co. Ltd.*	505,500	65,809
TRG Pakistan*	473,000	48,714
United Bank Ltd.	206,800	191,160

		2,654,788

Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	17,789	370,545
Copa Holdings SA (Class A Stock)	7,506	732,360

		1,102,905

Peru — 1.5%
Alicorp SAA	88,150	276,540
Cia de Minas Buenaventura SAA, ADR(a)	63,600	1,060,212
Credicorp Ltd.	12,005	2,748,065
Enel Generacion Peru SAA	143,629	102,505
Ferreycorp SAA	435,810	299,116
InRetail Peru Corp., 144A	8,800	343,376
Southern Copper Corp.(a)	31,150	1,210,177
Volcan Cia Minera SAA (Class B Stock)	608,590	96,109

		6,136,100

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	264,720	284,717
Aboitiz Power Corp.	555,300	377,532
Alliance Global Group, Inc.	435,100	131,212
Ayala Corp.	14,270	249,304
Ayala Land, Inc.	679,400	672,930
Bank of the Philippine Islands	197,116	302,327
BDO Unibank, Inc.	188,179	514,195

COMMON STOCKS (continued)	Shares	Value
Philippines (continued)
Bloomberry Resorts Corp.	1,343,700	$296,353
Cirtek Holdings Philippines Corp.	96,000	36,066
Cosco Capital, Inc.	795,000	106,916
D&L Industries, Inc.	955,600	195,403
DMCI Holdings, Inc.	456,000	91,652
Eagle Cement Corp.	347,200	105,625
First Gen Corp.	517,000	270,512
Global Ferronickel Holdings, Inc.*	1,567,000	45,860
Globe Telecom, Inc.	8,175	360,969
GT Capital Holdings, Inc.	7,610	139,751
Integrated Micro-Electronics, Inc.	191,400	37,652
International Container Terminal Services, Inc.	94,460	269,286
JG Summit Holdings, Inc.	327,690	430,555
Jollibee Foods Corp.	132,290	727,999
Manila Electric Co.	67,070	507,075
Manila Water Co., Inc.	274,100	134,235
Megaworld Corp.	1,239,000	147,554
Metro Pacific Investments Corp.	1,182,600	111,054
Metropolitan Bank & Trust Co.	166,089	231,130
Nickel Asia Corp.	1,148,580	50,560
Petron Corp.	561,500	63,902
Pilipinas Shell Petroleum Corp.	140,570	106,703
PLDT, Inc.	26,735	673,614
Puregold Price Club, Inc.	315,100	276,767
Robinsons Land Corp.	165,828	85,203
Robinsons Retail Holdings, Inc.	222,080	321,014
San Miguel Corp.	46,970	160,624
Security Bank Corp.	32,050	106,483
Semirara Mining & Power Corp.	544,800	246,648
SM Investments Corp.	41,378	782,306
SM Prime Holdings, Inc.	1,048,350	758,390
Travellers International Hotel Group, Inc.	1,972,000	210,780
Universal Robina Corp.	226,360	733,700

		11,354,558

Poland — 2.8%
Alior Bank SA*	9,300	124,316
Asseco Poland SA	28,214	402,859
Bank Handlowy w Warszawie SA	4,800	69,149
Bank Millennium SA*	61,700	154,620
Bank Polska Kasa Opieki SA	17,062	511,560
Boryszew SA*	58,224	62,426
Budimex SA	5,800	211,444
CCC SA	7,968	360,171
CD Projekt SA	15,679	906,840
Ciech SA	8,108	90,895
Cyfrowy Polsat SA	53,621	427,476
Dino Polska SA, 144A*	11,500	403,514
Enea SA*	64,395	161,254
Energa SA*	60,998	127,682
EPP NV	153,600	220,496
Eurocash SA(a)	37,807	208,724
Globe Trade Centre SA	47,623	118,254
Grupa Azoty SA	7,579	85,369
Grupa Kety SA	900	81,691
Grupa Lotos SA	6,793	154,076

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Poland (continued)
ING Bank Slaski SA	3,528	$190,633
Jastrzebska Spolka Weglowa SA*	13,821	174,930
KGHM Polska Miedz SA*	30,436	844,366
KRUK SA*	2,636	129,434
LPP SA	383	783,306
mBank SA	1,123	129,362
Orange Polska SA*	186,934	334,539
PGE Polska Grupa Energetyczna SA*	271,000	696,733
PKP Cargo SA*	12,263	142,829
Polski Koncern Naftowy ORLEN SA	32,280	778,507
Polskie Gornictwo Naftowe i Gazownictwo SA	187,510	266,702
Powszechna Kasa Oszczednosci Bank Polski SA	90,734	1,041,208
Powszechny Zaklad Ubezpieczen SA	55,162	645,702
Santander Bank Polska SA	3,678	365,553
Tauron Polska Energia SA*	313,590	144,255

		11,550,875

Qatar — 1.5%
Aamal Co.	376,020	81,865
Al Meera Consumer Goods Co. QSC	14,970	59,471
Barwa Real Estate Co.	40,010	375,314
Commercial Bank PQSC (The)	152,600	192,100
Doha Bank QPSC	184,470	135,850
Gulf International Services QSC*	151,420	80,548
Industries Qatar QSC	230,180	727,595
Masraf Al Rayan QSC	276,880	289,380
Medicare Group	29,280	54,294
Ooredoo QPSC	24,592	441,442
Qatar Electricity & Water Co. QSC	96,660	442,048
Qatar Gas Transport Co. Ltd.	62,700	396,745
Qatar Insurance Co. SAQ	8,313	80,165
Qatar International Islamic Bank QSC	43,520	89,584
Qatar Islamic Bank SAQ	73,690	336,086
Qatar National Bank QPSC	360,610	1,883,601
Qatar Navigation QSC	4,153	73,922
United Development Co. QSC	44,085	167,748
Vodafone Qatar QSC	68,822	133,688

		6,041,446

Romania — 0.7%
Banca Transilvania SA	1,330,281	767,656
BRD-Groupe Societe Generale SA	122,539	373,972
Digi Communications NV, 144A	35,110	253,247
OMV Petrom SA	6,392,495	608,294
Societatea Energetica Electrica SA	172,052	468,270
Societatea Nationala de Gaze Naturale ROMGAZ SA	36,413	282,635
Transelectrica SA	23,194	117,363
Transgaz SA Medias	1,481	128,417

		2,999,854

COMMON STOCKS (continued)	Shares	Value
Russia — 5.6%
Aeroflot PJSC	209,100	$335,115
Alrosa PJSC	257,500	351,758
Evraz PLC	34,200	289,783
Federal Grid Co. Unified Energy System PJSC	35,381,400	112,965
Gazprom Neft PJSC, ADR	4,847	153,679
Gazprom PJSC, ADR	417,001	3,057,526
Globaltrans Investment PLC, GDR	6,834	63,735
Inter RAO UES PJSC	5,387,048	385,654
LSR Group PJSC, GDR(a)	58,500	151,515
LUKOIL PJSC, ADR	26,055	2,202,303
M.Video PJSC*	16,260	109,878
Magnit PJSC	12,825	758,318
Mail.Ru Group Ltd., GDR*	17,370	443,857
MMC Norilsk Nickel PJSC, ADR	62,414	1,416,366
Mobile TeleSystems PJSC	174,423	788,245
Moscow Exchange MICEX-RTS PJSC	103,160	147,051
Mosenergo PJSC	4,030,000	159,630
Novatek PJSC	59,110	1,245,242
Novolipetsk Steel PJSC, GDR	13,266	335,440
PhosAgro PJSC, GDR	10,581	139,213
PIK Group PJSC	21,970	130,297
Polymetal International PLC	31,735	402,294
Polyus PJSC	1,517	139,849
Rosneft Oil Co. PJSC, GDR	81,043	531,874
Rosseti PJSC	7,397,630	161,168
Rostelecom PJSC	194,573	249,631
RusHydro PJSC	35,641,964	338,436
Sberbank of Russia PJSC, ADR	198,864	3,057,566
Severstal PJSC, GDR	27,297	461,273
Sistema PJSFC	1,013,950	159,033
Surgutneftegas PJSC, ADR	76,706	316,077
Tatneft PJSC, ADR	18,122	1,341,990
VEON Ltd., ADR	134,720	377,216
VTB Bank PJSC	541,920,000	343,416
X5 Retail Group NV, GDR	20,600	708,019
Yandex NV (Class A Stock)*	43,100	1,637,800

		23,003,212

Saudi Arabia — 0.0%
Seera Group Holding*	10,486	48,930

Singapore — 0.0%
Grindrod Shipping Holdings Ltd.*	5,195	24,744
Silverlake Axis Ltd.	423,500	167,566

		192,310

Slovenia — 0.7%
Cinkarna Celje dd	1,378	292,184
Krka dd Novo mesto	12,435	887,864
Luka Koper	11,451	373,754
Petrol DD Ljubljana	1,351	547,989
Pozavarovalnica Sava dd	10,483	199,206
Telekom Slovenije DD	4,151	291,361
Zavarovalnica Triglav DD	5,577	200,652

		2,793,010

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Africa — 5.9%
Absa Group Ltd.	15,262	$190,660
AECI Ltd.	13,700	89,085
African Rainbow Minerals Ltd.	17,200	222,707
Anglo American Platinum Ltd.	6,154	365,935
AngloGold Ashanti Ltd., ADR	37,800	673,218
Aspen Pharmacare Holdings Ltd.	98,860	705,753
AVI Ltd.	45,600	296,019
Barloworld Ltd.	68,800	623,574
Bid Corp. Ltd.	38,861	845,666
Bidvest Group Ltd. (The)	65,979	887,041
Brait SE*	14,142	18,533
Clicks Group Ltd.	37,800	551,729
DataTec Ltd.*	112,800	277,754
Discovery Ltd.	14,745	156,130
EOH Holdings Ltd.*	26,200	36,422
Exxaro Resources Ltd.	24,500	299,462
FirstRand Ltd.	127,860	622,473
Fortress REIT Ltd. (Class A Stock)	131,552	199,328
Fortress REIT Ltd. (Class B Stock)	90,474	77,657
Foschini Group Ltd. (The)	37,038	475,695
Gold Fields Ltd.	74,934	407,748
Grindrod Ltd.	207,800	89,359
Growthpoint Properties Ltd.	430,848	743,318
Harmony Gold Mining Co. Ltd.*	69,708	157,172
Hyprop Investments Ltd.	41,347	204,906
Impala Platinum Holdings Ltd.*	95,938	474,782
Investec Ltd.	15,300	99,730
Liberty Holdings Ltd.	12,500	93,780
Life Healthcare Group Holdings Ltd.	282,644	450,301
Massmart Holdings Ltd.	23,546	104,031
MMI Holdings Ltd.	59,241	79,829
Motus Holdings Ltd.	25,800	133,973
Mr. Price Group Ltd.	39,518	557,725
MTN Group Ltd.	119,038	903,478
MultiChoice Group Ltd.*	12,238	116,375
Murray & Roberts Holdings Ltd.	248,925	255,691
Nampak Ltd.*	75,700	55,156
Naspers Ltd. (Class N Stock)	12,238	2,975,707
Nedbank Group Ltd.	9,385	168,703
Netcare Ltd.	277,420	353,950
Northam Platinum Ltd.*	50,800	212,944
Oceana Group Ltd.	7,241	35,378
Pepkor Holdings Ltd., 144A	100,600	128,656
Pick’n Pay Stores Ltd.	54,634	267,429
Pioneer Foods Group Ltd.	22,700	111,529
PPC Ltd.*	194,666	63,858
Rand Merchant Investment Holdings Ltd.	41,103	99,128
Redefine Properties Ltd.	916,618	588,753
Remgro Ltd.	19,839	264,880
Resilient REIT Ltd.	69,118	303,105
Reunert Ltd.	52,952	253,860
RMB Holdings Ltd.	24,619	147,344
Sanlam Ltd.	57,800	320,956
Sappi Ltd.	48,920	190,927
Sasol Ltd.	38,953	969,104
Shoprite Holdings Ltd.	51,218	573,549

COMMON STOCKS (continued)	Shares	Value
South Africa (continued)
Sibanye Gold Ltd.*	75,180	$88,867
SPAR Group Ltd. (The)	25,400	337,074
Standard Bank Group Ltd.	46,358	648,300
Steinhoff International Holdings NV*	103,885	9,632
Telkom SA SOC Ltd.	55,943	366,178
Tiger Brands Ltd.	27,991	444,131
Trencor Ltd.*	42,028	65,606
Truworths International Ltd.	70,322	349,839
Vodacom Group Ltd.	49,383	420,163
Wilson Bayly Holmes-Ovcon Ltd.	18,343	143,264
Woolworths Holdings Ltd.	162,016	562,437

		24,007,446

South Korea — 5.5%
Amorepacific Corp.	2,129	303,880
AMOREPACIFIC Group	2,838	153,666
BGF retail Co. Ltd.	1,097	200,420
Celltrion Healthcare Co. Ltd.*	3,000	146,892
Celltrion, Inc.*	4,360	777,248
Chong Kun Dang Pharmaceutical Corp.	1,392	111,387
CJ CheilJedang Corp.	636	163,596
CJ Corp.	790	68,994
DB Insurance Co. Ltd.	2,410	123,582
E-MART, Inc.	1,797	218,018
Green Cross Corp.	683	71,920
Green Cross Holdings Corp.	4,475	84,090
GS Engineering & Construction Corp.	2,771	97,074
GS Holdings Corp.	5,080	224,965
Hana Financial Group, Inc.	8,671	281,111
Hankook Tire & Technology Co. Ltd.	2,943	89,495
Hanmi Pharm Co. Ltd.	308	107,863
Hanmi Science Co. Ltd.	2,191	129,367
Hanssem Co. Ltd.	673	42,722
Hanwha Aerospace Co. Ltd.*	3,179	91,679
Hanwha Chemical Corp.	8,589	169,316
Hanwha Corp.	3,690	85,229
Helixmith Co. Ltd.*	750	109,763
Hotel Shilla Co. Ltd.	1,650	139,311
Hugel, Inc.*	334	121,550
Hyundai Department Store Co. Ltd.	1,670	119,642
Hyundai Engineering & Construction Co. Ltd.	3,134	146,012
Hyundai Glovis Co. Ltd.	960	133,849
Hyundai Heavy Industries Holdings Co. Ltd.	584	163,704
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	64,462
Hyundai Mobis Co. Ltd.	1,911	389,819
Hyundai Motor Co.	4,603	557,386
Hyundai Steel Co.	5,350	193,895
Industrial Bank of Korea	7,793	94,886
iNtRON Biotechnology, Inc.*	7,064	86,393
Kakao Corp.	2,399	273,531
Kangwon Land, Inc.	6,598	172,725

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
KB Financial Group, Inc.	11,251	$446,055
Kia Motors Corp.	9,732	370,628
Korea Aerospace Industries Ltd.	3,134	97,778
Korea Electric Power Corp.*	25,860	572,030
Korea Gas Corp.	3,050	111,447
Korea Investment Holdings Co. Ltd.	1,595	111,377
Korea Real Estate Investment & Trust Co. Ltd.	25,746	52,529
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,935	198,852
Korea Zinc Co. Ltd.	696	286,445
Korean Air Lines Co. Ltd.	4,147	104,356
KT Corp.	13,418	329,265
KT&G Corp.	6,293	535,399
LG Chem Ltd.	2,098	645,106
LG Corp.	4,526	301,067
LG Display Co. Ltd.*	3,794	58,716
LG Electronics, Inc.	3,943	271,602
LG Household & Health Care Ltd.	425	483,245
LG Uplus Corp.	21,400	268,842
Lotte Chemical Corp.	662	144,851
Lotte Corp.*	3,083	117,503
LOTTE Fine Chemical Co. Ltd.	1,838	84,235
Lotte Shopping Co. Ltd.	939	130,715
LS Corp.	2,520	103,704
Medy-Tox, Inc.	374	145,730
NAVER Corp.	6,378	631,052
NCSoft Corp.	723	298,870
Netmarble Corp., 144A*	1,705	167,367
OCI Co. Ltd.	2,070	167,649
Orion Corp.	2,395	191,714
Ottogi Corp.	221	131,004
POSCO	3,086	653,115
Posco International Corp.	6,180	98,408
Samsung Biologics Co. Ltd., 144A*	682	188,929
Samsung C&T Corp.	3,363	278,799
Samsung Card Co. Ltd.	2,600	85,859
Samsung Electro-Mechanics Co. Ltd.	650	55,129
Samsung Electronics Co. Ltd.	49,900	2,030,656
Samsung Engineering Co. Ltd.*	6,529	97,280
Samsung Fire & Marine Insurance Co. Ltd.	1,135	263,605
Samsung Heavy Industries Co. Ltd.*	21,320	151,061
Samsung Life Insurance Co. Ltd.	3,195	231,273
Samsung SDI Co. Ltd.	700	143,185
Samsung SDS Co. Ltd.	530	98,777
Samsung Securities Co. Ltd.	3,344	113,368
Shinhan Financial Group Co. Ltd.	13,393	519,654
Shinsegae, Inc.	401	104,728
SillaJen, Inc.*	3,274	140,573
SK Chemicals Co. Ltd.	2,176	108,506
SK Holdings Co. Ltd.	1,248	250,811
SK Hynix, Inc.	4,848	291,838
SK Innovation Co. Ltd.	6,450	888,790
SK Telecom Co. Ltd.	1,910	427,922

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
S-Oil Corp.	4,931	$358,440
Woongjin Coway Co. Ltd.	2,686	180,052
Woori Financial Group, Inc.	18,717	227,979
Yuhan Corp.	767	162,328

		22,219,640

Spain — 0.1%
AmRest Holdings SE*	24,280	235,928

Sri Lanka — 0.7%
Access Engineering PLC	433,567	34,974
Aitken Spence PLC	130,112	30,258
Ceylon Tobacco Co. PLC	39,116	283,560
Chevron Lubricants Lanka PLC	161,664	54,257
Commercial Bank of Ceylon PLC	714,667	373,022
DFCC Bank PLC	136,728	55,889
Dialog Axiata PLC	3,197,503	163,206
Hatton National Bank PLC	315,442	240,739
Hemas Holdings PLC	328,297	115,436
John Keells Holdings PLC	862,634	678,946
Lanka IOC PLC	359,478	33,305
Lion Brewery Ceylon PLC	32,908	102,401
LOLC Holdings PLC*	43,605	22,497
Melstacorp PLC*	769,436	182,714
National Development Bank PLC	152,804	78,045
Nestle Lanka PLC	11,767	96,814
People’s Leasing & Finance PLC	641,689	51,005
Sampath Bank PLC	247,070	195,362
Teejay Lanka PLC	468,591	86,292

		2,878,722

Switzerland — 0.0%
Mediclinic International PLC	58,567	226,321

Taiwan — 5.5%
Advantech Co. Ltd.	8,599	73,205
Airtac International Group	18,251	205,764
ASE Technology Holding Co. Ltd.	58,815	116,550
Asia Cement Corp.	69,829	106,942
Asia Pacific Telecom Co. Ltd.*	394,000	92,849
Asustek Computer, Inc.	15,037	108,048
Bizlink Holding, Inc.	34,268	238,141
Catcher Technology Co. Ltd.	9,780	70,211
Cathay Financial Holding Co. Ltd.*	205,543	284,691
Center Laboratories, Inc.	39,000	97,605
Chailease Holding Co. Ltd.	28,000	115,981
Chang Hwa Commercial Bank Ltd.	133,347	89,877
Cheng Shin Rubber Industry Co. Ltd.	191,424	247,321
Chicony Electronics Co. Ltd.	47,571	117,281
China Airlines Ltd.	396,590	125,804
China Development Financial Holding Corp.	455,005	138,839
China Life Insurance Co. Ltd.	80,773	64,647
China Steel Corp.	451,084	362,382
Chong Hong Construction Co. Ltd.	32,000	92,129
Chunghwa Telecom Co. Ltd.	380,268	1,383,306
Compal Electronics, Inc.*	173,822	114,039
CTBC Financial Holding Co. Ltd.	473,587	325,774
CTCI Corp.	61,000	90,893

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Delta Electronics, Inc.	33,800	$171,830
E.Sun Financial Holding Co. Ltd.	264,944	221,828
Eclat Textile Co. Ltd.	15,500	199,141
Eva Airways Corp.	386,169	186,011
Far Eastern Department Stores Ltd.	182,405	132,247
Far Eastern New Century Corp.	304,537	328,875
Far EasTone Telecommunications Co. Ltd.	169,000	426,061
Farglory Land Development Co. Ltd.	54,000	71,795
Feng TAY Enterprise Co. Ltd.	32,120	251,087
First Financial Holding Co. Ltd.	245,431	180,137
Formosa Chemicals & Fibre Corp.	135,064	447,859
Formosa Petrochemical Corp.	207,670	738,925
Formosa Plastics Corp.	157,142	579,883
Fubon Financial Holding Co. Ltd.	178,002	262,894
Giant Manufacturing Co. Ltd.	36,661	287,239
Ginko International Co. Ltd.	16,000	100,683
Great Wall Enterprise Co. Ltd.	112,767	145,297
Highwealth Construction Corp.	189,000	301,238
Hiwin Technologies Corp.	42,864	359,012
Hon Hai Precision Industry Co. Ltd.	119,176	297,306
Hota Industrial Manufacturing Co. Ltd.	28,723	94,059
Hotai Motor Co. Ltd.	25,000	409,530
Hua Nan Financial Holdings Co. Ltd.	139,084	93,325
Huaku Development Co. Ltd.	53,000	145,503
Hung Sheng Construction Ltd.	90,000	60,323
Innolux Corp.	262,200	61,990
Inventec Corp.	156,000	124,207
Kenda Rubber Industrial Co. Ltd.	126,162	120,815
Kerry TJ Logistics Co. Ltd.	140,000	166,721
King Slide Works Co. Ltd.	13,000	128,902
Largan Precision Co. Ltd.	1,000	124,497
Lite-On Technology Corp.	36,941	54,061
Lotus Pharmaceutical Co. Ltd.*	30,000	107,657
MediaTek, Inc.	18,460	187,281
Mega Financial Holding Co. Ltd.	263,684	262,334
Microbio Co. Ltd.*	86,319	37,153
Nan Kang Rubber Tire Co. Ltd.	158,776	179,890
Nan Ya Plastics Corp.	214,893	543,947
Novatek Microelectronics Corp.	14,246	79,510
OBI Pharma, Inc.*	19,000	101,244
PharmaEngine, Inc.	33,116	96,176
PharmaEssentia Corp.*	35,000	136,189
Pharmally International Holding Co. Ltd.	14,000	102,618
Pou Chen Corp.	271,547	336,649
President Chain Store Corp.	62,648	606,357
Quanta Computer, Inc.	58,319	113,478
Ruentex Development Co. Ltd.	136,798	195,828
Ruentex Industries Ltd.	58,477	142,415
ScinoPharm Taiwan Ltd.	87,000	69,804
Shin Kong Financial Holding Co. Ltd.	344,949	104,846

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
SinoPac Financial Holdings Co. Ltd.	213,230	$89,623
Solar Applied Materials Technology Co.*	100,297	68,181
St. Shine Optical Co. Ltd.	10,000	177,797
Standard Foods Corp.	93,304	182,618
Synnex Technology International Corp.	83,883	105,421
TaiDoc Technology Corp.	12,000	55,261
TaiMed Biologics, Inc.*	27,000	138,994
Tainan Spinning Co. Ltd.	279,052	110,112
Taishin Financial Holding Co. Ltd.	237,751	109,555
Taiwan Cement Corp.	143,018	212,420
Taiwan Cooperative Financial Holding Co. Ltd.	210,994	141,292
Taiwan Fertilizer Co. Ltd.	79,000	121,555
Taiwan Glass Industry Corp.	334,319	131,026
Taiwan High Speed Rail Corp.	225,000	331,690
Taiwan Mobile Co. Ltd.	182,200	718,151
Taiwan Semiconductor Manufacturing Co. Ltd.	183,814	1,408,147
Tatung Co. Ltd.*	135,000	81,483
TCI Co. Ltd.	13,000	179,450
Teco Electric and Machinery Co. Ltd.	270,000	198,355
Transcend Information, Inc.	37,719	87,004
Tripod Technology Corp.	24,278	86,280
TSRC Corp.	118,629	105,901
TTY Biopharm Co. Ltd.	36,713	100,184
Tung Ho Steel Enterprise Corp.	127,381	95,591
Tung Thih Electronic Co. Ltd.	15,000	29,816
Uni-President Enterprises Corp.	557,728	1,485,024
United Microelectronics Corp.	172,280	77,449
Walsin Lihwa Corp.	201,000	95,396
Wistron Corp.	113,031	88,230
Yang Ming Marine Transport Corp.*	263,691	69,359
Yuanta Financial Holding Co. Ltd.	350,090	210,197
Yulon Motor Co. Ltd.	118,053	86,796

		22,517,294

Thailand — 2.9%
Advanced Info Service PCL	79,100	562,303
Airports of Thailand PCL	212,100	508,868
Bangkok Bank PCL	26,800	172,211
Bangkok Chain Hospital PCL	260,800	141,207
Bangkok Dusit Medical Services PCL	508,000	431,111
Bangkok Expressway & Metro PCL	554,415	206,190
Bangkok Land PCL	2,761,400	155,025
Banpu PCL	132,500	64,890
BEC World PCL*	175,600	50,521
BTS Group Holdings PCL	570,200	223,220
Bumrungrad Hospital PCL	60,300	332,389
Central Pattana PCL	141,900	346,840
Central Plaza Hotel PCL	109,000	126,294
Charoen Pokphand Foods PCL	220,800	203,526
CP ALL PCL	209,400	587,750

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Thailand (continued)
CPN Retail Growth Leasehold REIT	205,100	$203,824
Electricity Generating PCL	31,600	334,912
Energy Absolute PCL	134,100	244,277
Gulf Energy Development PCL	29,700	119,164
Hana Microelectronics PCL	343,100	288,451
Home Product Center PCL	546,582	311,892
Indorama Ventures PCL	191,288	293,567
Intouch Holdings PCL	61,400	125,918
IRPC PCL	445,200	72,600
Italian-Thai Development PCL	491,663	37,585
Kasikornbank PCL	60,900	373,501
KCE Electronics PCL	359,800	223,243
Krung Thai Bank PCL	165,200	105,052
Land & Houses PCL	164,100	59,388
Minor International PCL	261,600	349,916
MK Restaurants Group PCL	59,100	142,199
Polyplex Thailand PCL	133,400	66,179
Precious Shipping PCL*	149,950	39,671
Pruksa Holding PCL	203,800	141,683
PTT Exploration & Production PCL	57,029	251,895
PTT Global Chemical PCL	150,858	314,974
PTT PCL	379,200	603,647
Ratch Group PCL	114,800	232,089
Robinson PCL	87,700	160,908
Siam Cement PCL (The)	32,400	498,955
Siam Commercial Bank PCL (The)	65,900	299,891
Siam Global House PCL	256,583	148,173
Supalai PCL	243,200	186,425
Super Energy Corp. PCL*	4,845,000	109,354
SVI PCL	688,500	97,520
Thai Beverage PCL	571,600	350,657
Thai Union Group PCL	235,280	140,498
Thanachart Capital PCL	56,900	103,043
TMB Bank PCL	2,379,000	152,255
Total Access Communication PCL	27,700	47,922
True Corp. PCL	1,379,617	263,645
Vibhavadi Medical Center PCL	1,518,900	85,299

		11,692,517

Togo — 0.0%
Ecobank Transnational, Inc.*	1,757,729	53,704

Tunisia — 0.3%
Accumulateur Tunisienne Assad	16,114	40,812
ADWYA SA	18,729	28,674
Banque de l’Habitat	13,851	57,574
Banque de Tunisie	55,282	142,218
Banque Internationale Arabe de Tunisie	3,704	141,747
Banque Nationale Agricole*	18,281	86,405
Carthage Cement*	78,843	32,953
City Cars	14,672	55,660
Ennakl Automobiles	17,341	72,018
Euro Cycles SA	4,187	25,197
One Tech Holding	14,019	74,329
Poulina Group	33,363	150,742
Societe D’Articles Hygieniques SA*	29,358	108,340

COMMON STOCKS (continued)	Shares	Value
Tunisia (continued)
Societe Frigorifique et Brasserie de Tunis SA	21,422	$146,133
Societe Tunisienne de Verreries	17,078	57,967

		1,220,769

Turkey — 1.5%
Akbank T.A.S.*	193,762	227,762
Anadolu Efes Biracilik Ve Malt Sanayii A/S	30,495	104,580
Arcelik A/S*	111,807	376,154
Aselsan Elektronik Sanayi Ve Ticaret A/S	27,079	84,246
Aygaz A/S	64,150	97,382
BIM Birlesik Magazalar A/S	33,286	457,700
Coca-Cola Icecek A/S	15,939	82,367
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,114,814	217,828
Enerjisa Enerji A/S, 144A	142,800	135,910
Enka Insaat ve Sanayi A/S	137,787	130,167
Eregli Demir ve Celik Fabrikalari TAS	236,200	321,371
Ford Otomotiv Sanayi A/S	22,974	248,260
Haci Omer Sabanci Holding A/S	83,800	124,324
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S*	88,400	87,284
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	275,218	107,063
KOC Holding A/S	76,889	232,310
Koza Anadolu Metal Madencilik Isletmeleri A/S*	41,000	50,185
Logo Yazilim Sanayi Ve Ticaret A/S*	13,200	95,307
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	17,572	122,043
MLP Saglik Hizmetleri A/S, 144A*	63,688	127,476
Petkim Petrokimya Holding A/S*	193,371	135,709
Soda Sanayii A/S	68,986	75,883
Sok Marketler Ticaret A/S*	44,144	72,857
TAV Havalimanlari Holding A/S	26,962	126,002
Tekfen Holding A/S	16,621	74,546
Tofas Turk Otomobil Fabrikasi A/S	36,181	120,591
Tupras Turkiye Petrol Rafinerileri A/S	30,429	605,050
Turk Hava Yollari AO*	52,701	117,342
Turk Telekomunikasyon A/S*	108,231	93,191
Turkcell Iletisim Hizmetleri A/S	303,838	671,627
Turkiye Garanti Bankasi A/S*	111,845	176,097
Turkiye Halk Bankasi A/S*	60,400	59,928
Turkiye Is Bankasi A/S (Class C Stock)*	86,772	90,676
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	125,882
Ulker Biskuvi Sanayi A/S*	21,224	71,367
Zorlu Enerji Elektrik Uretim A/S*	409,074	83,372

		6,129,839

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	193,517	$437,284
Agthia Group PJSC	49,606	48,277
Air Arabia PJSC*	801,817	226,565
Aldar Properties PJSC	639,754	329,073
Arabtec Holding PJSC	216,379	88,381
DAMAC Properties Dubai Co. PJSC*	403,605	100,905
Dana Gas PJSC	1,075,562	276,473
DP World PLC	50,991	808,605
Dubai Financial Market PJSC*	451,700	86,857
Dubai Investments PJSC	457,400	153,174
Dubai Islamic Bank PJSC	138,450	193,268
Emaar Malls PJSC	334,999	185,037
Emaar Properties PJSC	568,945	685,261
Emirates Telecommunications Group Co. PJSC	291,957	1,325,236
First Abu Dhabi Bank PJSC	267,609	1,082,813
Taqa Morocco	929	84,304

		6,111,513

United Kingdom — 0.1%
Mondi Ltd.	14,642	329,575

United States — 0.1%
JBS SA	67,467	370,019

Uruguay — 0.0%
Arcos Dorados Holdings, Inc. (Class A Stock)	7,100	51,688

TOTAL COMMON STOCKS (cost $373,454,325)		370,901,980

	Units

PARTICIPATORY NOTES† — 4.9%
Egypt — 0.7%
Commercial International Bank Egypt SAE, expiring 11/09/20	152,541	674,055
Eastern Co SAE, expiring 11/09/20	244,771	226,317
Egypt Kuwait Holding Co. SAE, expiring 11/09/20	103,000	138,020
Egyptian Financial Group-Hermes Holding Co., expiring 11/09/20	111,081	113,749
ElSewedy Electric Co., expiring 11/09/20	327,754	280,473
EZZ Steel, expiring 11/09/20*	138,120	94,126
Global Telecom Holding SAE, expiring 07/29/19*	646,942	185,959
Juhayna Food Industries, expiring 11/09/20	185,000	114,331
Orascom Investment Holding, expiring 10/17/19*	1,745,300	65,845
Oriental Weavers, expiring 11/09/20	200,000	124,918
Palm Hills Developments SAE, expiring 11/09/20*	748,079	107,515
Pioneers Holding for Financial Investments SAE, expiring 11/09/20*	157,142	59,567

PARTICIPATORY NOTES† (continued)	Units	Value
Egypt (continued)
Sidi Kerir Petrochemicals Co., expiring 11/09/20	74,593	$50,030
Six of October Development & Investment, expiring 07/29/19	151,893	126,798
Talaat Moustafa Group, expiring 11/09/20	342,837	222,345
Telecom Egypt Co., expiring 11/09/20	241,812	201,136

		2,785,184

Saudi Arabia — 2.9%
Abdullah Al Othaim Markets Co., expiring 07/20/20	8,735	181,174
Al Hammadi Co for Development and Investment, expiring 08/10/20	28,899	165,218
AL Rajhi Bank, expiring 01/19/21	27,502	508,988
Aldrees Petroleum and Transport Services Co., expiring 01/30/20	8,800	80,029
Alinma Bank, expiring 01/19/21	20,000	129,552
Almarai Co. JSC, expiring 07/20/20	54,202	759,561
Arriyadh Development Co., expiring 12/23/19	37,553	149,387
Banque Saudi Fransi, expiring 03/24/20	16,000	180,394
Dar Al Arkan Real Estate Development Co., expiring 07/16/19	174,011	543,228
Emaar Economic City, expiring 04/05/21	134,586	356,090
Etihad Etisalat Co., expiring 11/09/20*	56,321	359,733
Fawaz Abdulaziz Al Hokair & Co., expiring 02/28/20*	17,033	110,333
Jarir Marketing Co., expiring 01/19/21	15,696	689,503
Leejam Sports Co. JSC, expiring 02/06/20	6,300	125,141
Mobile Telecommunications Co. Saudi Arabia, expiring 04/05/21*	23,975	76,503
Mouwasat Medical Services Co., expiring 02/24/21	16,833	402,400
National Agriculture Development Co/The, expiring 12/09/19	8,555	54,278
National Commercial Bank, expiring 11/09/20	28,206	415,517
National Gas & Industrialization Co., expiring 12/05/19	10,200	81,369
National Industrialization Co., expiring 08/26/19	26,014	117,181
Rabigh Refining & Petrochemical Co., expiring 07/20/20	31,223	171,531
Riyad Bank, expiring 11/09/20	29,546	210,557
Riyad REIT Fund, expiring 05/18/20	29,400	63,246
Sahara International Petrochemical Co., expiring 01/19/21	9,350	51,416

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

PARTICIPATORY NOTES† (continued)	Units	Value
Saudi Arabia (continued)
Samba Financial Group, expiring 05/06/20	28,634	$269,540
Saudi Airlines Catering Co., expiring 05/10/21	11,075	251,500
Saudi Arabian Amiantit Co., expiring 04/05/21*	21,300	33,530
Saudi Arabian Fertilizer Co., expiring 07/20/20	8,477	191,150
Saudi Arabian Mining Co., expiring 04/05/21*	13,900	179,634
Saudi Basic Industries Corp., expiring 01/19/21	24,203	734,975
Saudi Cement Co., expiring 07/16/19	4,700	87,610
Saudi Ceramic Co., expiring 02/24/21	13,300	71,086
Saudi Chemical Co., expiring 04/05/21	12,200	100,568
Saudi Electricity Co., expiring 01/19/21	227,495	1,131,229
Saudi Ground Services Co., expiring 06/29/20	21,902	167,440
Saudi Industrial Services Co., expiring 12/19/19	18,600	69,046
Saudi Pharmaceutical Industries & Medical Appliances Corp., expiring 01/27/21	20,997	147,679
Saudi Public Transport Co., expiring 01/31/20	20,000	72,009
Saudi Real Estate Co., expiring 05/11/20*	19,464	63,454
Saudi Telecom Co., expiring 04/05/21	41,004	1,136,138
Saudia Dairy & Foodstuff Co., expiring 05/10/21	2,600	78,540
Savola Group (The), expiring 01/24/20	42,206	366,994
Seera Group Holding, expiring 02/24/21*	31,241	145,379
United Electronics Co., expiring 02/05/21	9,282	166,109
United International Transportation Co., expiring 07/08/20	16,274	143,022
Yanbu National Petrochemical Co., expiring 07/20/20	7,700	128,994

		11,717,955

Vietnam — 1.3%
Bank for Foreign Trade of Vietnam JSC, expiring 06/03/20	140,035	423,647
Bao Viet Holdings, expiring 06/23/20	54,931	190,462
FLC Faros Construction JSC, expiring 02/24/20*	109,560	140,103
HAGL JSC, expiring 08/29/19*	354,616	81,412
Ho Chi Minh City Infrastructure Investment JSC, expiring 11/27/19*	75,000	72,414

PARTICIPATORY NOTES† (continued)	Units	Value
Vietnam (continued)
Hoa Phat Group JSC, expiring 02/26/20*	618,537	$623,753
Masan Group Corp., expiring 12/05/19*	160,768	572,607
PetroVietnam Drilling & Well Services JSC, expiring 08/26/21*	126,049	100,878
Petrovietnam Fertilizer & Chemicals JSC, expiring 11/27/19	130,000	84,515
PetroVietnam Gas JSC, expiring 06/03/20	50,000	209,196
PetroVietnam Technical Services Corp., expiring 06/22/20	257,870	254,512
Saigon Thuong Tin Commercial JSB, expiring 06/03/20*	175,796	85,622
SSI Securities Corp., expiring 03/15/21	202,560	215,568
Vietjet Aviation JSC, expiring 02/24/20	60,696	333,387
Vietnam Dairy Products JSC, expiring 02/14/20	69,492	366,791
Vincom Retail JSC, expiring 02/24/20	237,285	344,164
Vingroup JSC, expiring 08/02/19*	149,953	744,504
Vinhomes JSC, expiring 01/30/20*	127,500	433,873

		5,277,408

TOTAL PARTICIPATORY NOTES (cost $18,517,297)		19,780,547

	Shares

EXCHANGE-TRADED FUND — 1.4%
iShares Core MSCI Emerging Markets ETF (cost $5,560,146)	110,200	5,668,688

PREFERRED STOCKS — 1.4%
Brazil — 1.0%
Banco Bradesco SA (PRFC)	49,165	484,360
Centrais Eletricas Brasileiras SA (PRFC B)	44,100	412,294
Cia Brasileira de Distribuicao (PRFC)	10,495	258,279
Cia Energetica de Sao Paulo (PRFC B)	22,900	161,674
Gerdau SA (PRFC)	37,400	147,557
Itausa — Investimentos Itau SA (PRFC)	91,519	307,928
Klabin SA (PRFC)	45,300	36,335
Lojas Americanas SA (PRFC)	79,849	343,521
Marcopolo SA (PRFC)	174,800	175,713
Oi SA (PRFC)*	450,500	193,577
Telefonica Brasil SA (PRFC)	100,841	1,315,414
Usinas Siderurgicas de Minas Gerais SA Usiminas (PRFC A)	57,200	133,766

		3,970,418

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Colombia — 0.1%
Avianca Holdings SA (PRFC)	99,000	$47,290
Banco Davivienda SA (PRFC)	10,919	137,545
Grupo Aval Acciones y Valores SA (PRFC)	318,619	127,408
Grupo de Inversiones Suramericana SA (PRFC)	12,779	125,821

		438,064

Croatia — 0.1%
Adris Grupa DD (PRFC)	6,445	460,770

Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500	—

Russia — 0.2%
Surgutneftegas PJSC (PRFC)	535,500	362,825
Transneft PJSC (PRFC)	136	357,282

		720,107

South Korea — 0.0%
CJ Corp. (PRFC)^*	119	3,763
LG Chem Ltd. (PRFC)	890	150,683

		154,446

TOTAL PREFERRED STOCKS (cost $5,765,640)		5,743,805

	Units

RIGHTS* — 0.0%
Chile — 0.0%
Enel Americas SA, expiring 07/26/19	1,128,565	16,596

Kuwait — 0.0%
Kuwait Project Co. Holding KSCP, expiring 07/17/19	19,680	501

Oman — 0.0%
Bank Sohar, expiring 07/21/19	89,159	—

South Korea — 0.0%
Helixmith Co. Ltd., expiring 08/14/19	50	1,433

Tunisia — 0.0%
Societe D’Articles Hygieniques SA, expiring 08/01/48	27,813	6,446

TOTAL RIGHTS (cost $0)		24,976

WARRANTS* — 0.0%	Units	Value
Thailand
Minor International PCL, expiring 12/31/21 (cost $0)	13,080	$2,367

TOTAL LONG-TERM INVESTMENTS (cost $403,297,408)		402,122,363

	Shares

SHORT-TERM INVESTMENTS — 2.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,143,005	1,143,005
PGIM Institutional Money Market Fund (cost $10,102,641; includes $10,083,573 of cash collateral for securities on loan)(b)(w)	10,100,463	10,103,493

TOTAL SHORT-TERM INVESTMENTS (cost $11,245,647)		11,246,498

TOTAL INVESTMENTS — 101.6% (cost $414,543,055)		413,368,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(6,696,417)

NET ASSETS — 100.0%		$406,672,444

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

†	Participatory notes represented 4.9% of net assets, of which the Portfolio attributed 3.6% to Hong Kong & Shanghai Bank and 1.3% to JPMorgan Chase as counterparties to the securities.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $370,347 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,836,627; cash collateral of $10,083,573 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$3,277,009	$—	$—
Bahrain	—	2,503,964	349,225
Botswana	—	1,732,340	17,358
Brazil	20,939,731	—	—
Bulgaria	—	1,277,692	—
Chile	11,685,888	—	—
China	2,620,153	39,424,027	—
Colombia	5,192,828	—	—
Croatia	—	2,319,921	—
Czech Republic	—	2,813,439	—
Estonia	—	1,691,883	—
Ghana	—	1,649,098	—
Greece	221,837	5,403,614	—
Hong Kong	—	2,303,367	—
Hungary	—	2,776,759	—
India	903,882	22,197,031	—
Indonesia	—	12,131,059	—
Jordan	—	2,800,244	—
Kazakhstan	—	2,749,481	—
Kenya	—	2,761,945	—
Kuwait	—	5,588,779	—
Latvia	—	736,418	—
Lithuania	—	1,398,157	—
Malaysia	—	11,281,387	—
Mauritius	—	2,689,981	—
Mexico	22,975,973	—	1
Monaco	234,999	—	—
Morocco	—	2,673,165	—
Nigeria	—	2,928,018	—
Oman	—	2,728,364	—
Pakistan	—	2,654,788	—
Panama	1,102,905	—	—
Peru	6,136,100	—	—
Philippines	—	11,354,558	—
Poland	—	11,550,875	—
Qatar	—	6,041,446	—
Romania	—	2,999,854	—
Russia	2,015,016	20,988,196	—
Saudi Arabia	48,930	—	—
Singapore	—	192,310	—
Slovenia	—	2,793,010	—
South Africa	673,218	23,334,228	—
South Korea	—	22,219,640	—
Spain	—	235,928	—
Sri Lanka	—	2,878,722	—
Switzerland	—	226,321	—
Taiwan	—	22,517,294	—
Thailand	—	11,692,517	—
Togo	—	53,704	—
Tunisia	—	1,220,769	—
Turkey	—	6,129,839	—
United Arab Emirates	—	6,111,513	—
United Kingdom	—	329,575	—
United States	370,019	—	—
Uruguay	51,688	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Participatory Notes
Egypt	$—	$2,785,184	$—
Saudi Arabia	—	11,717,955	—
Vietnam	—	5,277,408	—
Exchange-Traded Fund
United States	5,668,688	—	—
Preferred Stocks
Brazil	3,970,418	—	—
Colombia	438,064	—	—
Croatia	—	460,770	—
Philippines	—	—	—
Russia	—	720,107	—
South Korea	—	150,683	3,763
Rights
Chile	16,596	—	—
Kuwait	—	501	—
Oman	—	—	—
South Korea	—	1,433	—
Tunisia	—	6,446	—
Warrants
Thailand	2,367	—	—
Affiliated Mutual Funds	11,246,498	—	—

Total	$99,792,807	$313,205,707	$370,347

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Banks	15.6%
Oil, Gas & Consumable Fuels	8.1
Metals & Mining	5.2
Real Estate Management & Development	4.8
Wireless Telecommunication Services	4.0
Food Products	4.0
Diversified Telecommunication Services	3.5
Electric Utilities	3.0
Food & Staples Retailing	2.9
Chemicals	2.8
Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	2.8
Industrial Conglomerates	2.6
Pharmaceuticals	2.3
Beverages	2.1
Construction Materials	2.1
Transportation Infrastructure	1.8
Independent Power & Renewable Electricity Producers	1.5
Health Care Providers & Services	1.5
Internet & Direct Marketing Retail	1.4
Exchange-Traded Fund	1.4
Hotels, Restaurants & Leisure	1.4
Specialty Retail	1.3
Equity Real Estate Investment Trusts (REITs)	1.3
IT Services	1.3
Insurance	1.3
Automobiles	1.3
Interactive Media & Services	1.3
Construction & Engineering	1.1
Multiline Retail	1.1

Technology Hardware, Storage & Peripherals	1.0%
Airlines	0.9
Electronic Equipment, Instruments & Components	0.9
Gas Utilities	0.9
Textiles, Apparel & Luxury Goods	0.9
Diversified Financial Services	0.7
Machinery	0.7
Semiconductors & Semiconductor Equipment	0.7
Capital Markets	0.7
Personal Products	0.6
Tobacco	0.6
Biotechnology	0.6
Electrical Equipment	0.6
Household Durables	0.6
Media	0.5
Water Utilities	0.5
Road & Rail	0.4
Entertainment	0.4
Paper & Forest Products	0.4
Marine	0.4
Energy Equipment & Services	0.4
Auto Components	0.4
Trading Companies & Distributors	0.3
Household Products	0.3
Health Care Equipment & Supplies	0.3
Software	0.3
Diversified Consumer Services	0.3
Communications Equipment	0.2
Aerospace & Defense	0.2
Consumer Finance	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Air Freight & Logistics	0.2%
Multi-Utilities	0.2
Thrifts & Mortgage Finance	0.2
Life Sciences Tools & Services	0.1
Containers & Packaging	0.1
Leisure Products	0.1

Building Products	0.0	*%
Commercial Services & Supplies	0.0	*

	101.6
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$27,343	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$12,018

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)
Equity contracts	$9,155	$(7,735)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$9,836,627	$(9,836,627)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $9,836,627:
Unaffiliated investments (cost $403,297,408)	$402,122,363
Affiliated investments (cost $11,245,647)	11,246,498
Cash	6,153
Foreign currency, at value (cost $2,152,800)	2,163,967
Dividends and interest receivable	1,460,370
Receivable for Portfolio shares sold	315,678
Tax reclaim receivable	74,806
Receivable from affiliate	6,401
Prepaid expenses	475

Total Assets	417,396,711

LIABILITIES
Payable to broker for collateral for securities on loan	10,083,573
Accrued expenses and other liabilities	361,682
Management fee payable	185,484
Payable to affiliate	51,975
Foreign capital gains tax liability accrued	24,542
Distribution fee payable	16,642
Affiliated transfer agent fee payable	369

Total Liabilities	10,724,267

NET ASSETS	$406,672,444

Net assets were comprised of:
Partners Equity	$406,672,444

Net asset value and redemption price per share, $406,672,444 / 42,798,570 outstanding shares of beneficial interest	$9.50

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $750,859 foreign withholding tax, of which $30,017 is reimbursable by an affiliate)	$7,440,985
Income from securities lending, net (including affiliated income of $36,894)	84,558
Affiliated dividend income	40,205

Total income	7,565,748

EXPENSES
Management fee	1,863,640
Distribution fee	501,020
Custodian and accounting fees	309,364
Audit fee	14,034
Trustees’ fees	7,156
Legal fees and expenses	6,236
Shareholders’ reports	4,808
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Miscellaneous	67,778

Total expenses	2,777,513

NET INVESTMENT INCOME (LOSS)	4,788,235

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,879)	(6,475,095)
Foreign currency transactions	(56,263)

(6,531,358)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,725)	32,201,637
Foreign currencies	(2,265)

32,199,372

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	25,668,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,456,249

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,788,235	$7,787,078
Net realized gain (loss) on investment and foreign currency transactions	(6,531,358)	6,385,509
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	32,199,372	(81,833,657)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,456,249	(67,661,070)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,772,550 and 5,426,628 shares, respectively]	90,458,077	52,102,574
Portfolio shares repurchased [5,733,923 and 17,170,340 shares, respectively]	(51,301,975)	(158,891,010)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	39,156,102	(106,788,436)

CAPITAL CONTRIBUTIONS	90,347	888,049

TOTAL INCREASE (DECREASE)	69,702,698	(173,561,457)
NET ASSETS:
Beginning of period	336,969,746	510,531,203

End of period	$406,672,444	$336,969,746

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.2%
Arconic, Inc.	792,500	$20,462,350
General Dynamics Corp.	103,600	18,836,552
Lockheed Martin Corp.	63,700	23,157,498
Spirit AeroSystems Holdings, Inc. (Class A Stock)	108,600	8,836,782
Textron, Inc.	63,700	3,378,648
United Technologies Corp.	191,100	24,881,220

		99,553,050

Auto Components — 0.1%
Dana, Inc.	85,200	1,698,888

Automobiles — 1.7%
Ford Motor Co.	1,579,200	16,155,216
General Motors Co.	605,400	23,326,062

		39,481,278

Banks — 4.0%
Bank of America Corp.	1,036,000	30,044,000
Citigroup, Inc.	495,700	34,713,871
Citizens Financial Group, Inc.	115,200	4,073,472
JPMorgan Chase & Co.	111,000	12,409,800
Wells Fargo & Co.	316,000	14,953,120

		96,194,263

Beverages — 3.3%
Coca-Cola Co. (The)	457,000	23,270,440
Keurig Dr. Pepper, Inc.(a)	275,000	7,947,500
Monster Beverage Corp.*	106,800	6,817,044
PepsiCo, Inc.	307,600	40,335,588

		78,370,572

Biotechnology — 3.6%
AbbVie, Inc.	172,600	12,551,472
Alexion Pharmaceuticals, Inc.*	86,600	11,342,868
Biogen, Inc.*	72,600	16,978,962
Gilead Sciences, Inc.	394,700	26,665,932
Regeneron Pharmaceuticals, Inc.*	44,600	13,959,800
Vertex Pharmaceuticals, Inc.*	30,700	5,629,766

		87,128,800

Building Products — 0.5%
Continental Building Products, Inc.*	35,800	951,206
Johnson Controls International PLC	196,800	8,129,808
Resideo Technologies, Inc.*	20,833	456,659
Universal Forest Products, Inc.	70,300	2,675,618

		12,213,291

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	76,400	7,039,496
Ameriprise Financial, Inc.	73,800	10,712,808
Goldman Sachs Group, Inc. (The)	53,400	10,925,640
Janus Henderson Group PLC (United Kingdom)	60,200	1,288,280
Morgan Stanley	528,000	23,131,680
Stifel Financial Corp.	19,300	1,139,858

		54,237,762

COMMON STOCKS (continued)	Shares	Value
Chemicals — 0.9%
DuPont de Nemours, Inc.	18,300	$1,373,781
LyondellBasell Industries NV (Class A Stock)	174,600	15,038,298
Mosaic Co. (The)	73,700	1,844,711
Trinseo SA	75,600	3,200,904

		21,457,694

Commercial Services & Supplies — 0.0%
UniFirst Corp.	4,800	905,136

Communications Equipment — 1.9%
Cisco Systems, Inc.	750,700	41,085,811
CommScope Holding Co., Inc.*	332,300	5,227,079

		46,312,890

Construction & Engineering — 0.6%
EMCOR Group, Inc.	61,300	5,400,530
Fluor Corp.	117,800	3,968,682
Quanta Services, Inc.(a)	135,900	5,190,021

		14,559,233

Construction Materials — 0.3%
Vulcan Materials Co.	52,400	7,195,044

Consumer Finance — 1.3%
Capital One Financial Corp.	281,600	25,552,384
Navient Corp.	204,300	2,788,695
OneMain Holdings, Inc.	110,000	3,719,100

		32,060,179

Distributors — 0.5%
Core-Mark Holding Co., Inc.	37,100	1,473,612
Genuine Parts Co.	88,000	9,115,040
LKQ Corp.*	48,000	1,277,280

		11,865,932

Diversified Consumer Services — 0.1%
frontdoor, Inc.*	41,100	1,789,905

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	77,600	16,541,992

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	1,215,500	40,731,405
Verizon Communications, Inc.	726,100	41,482,093

		82,213,498

Electric Utilities — 1.7%
Exelon Corp.	471,000	22,579,740
Portland General Electric Co.	6,400	346,688
Southern Co. (The)	300,300	16,600,584

		39,527,012

Electrical Equipment — 0.2%
Atkore International Group, Inc.*	97,600	2,524,912
Hubbell, Inc.	15,300	1,995,120

		4,520,032

Electronic Equipment, Instruments & Components — 0.6%
Anixter International, Inc.*	28,400	1,695,764
CDW Corp.	104,700	11,621,700
Itron, Inc.*	17,000	1,063,690
SYNNEX Corp.	11,500	1,131,600

		15,512,754

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Entertainment — 0.5%
Walt Disney Co. (The)	81,600	$11,394,624

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	119,800	24,493,110
Apple Hospitality REIT, Inc.	52,100	826,306
CoreCivic, Inc.	145,400	3,018,504
DiamondRock Hospitality Co.	54,900	567,666
Franklin Street Properties Corp.	72,400	534,312
GEO Group, Inc. (The)	271,500	5,704,215
Host Hotels & Resorts, Inc.	517,000	9,419,740
Ryman Hospitality Properties, Inc.	46,800	3,795,012
Spirit MTA REIT	54,950	458,283
Xenia Hotels & Resorts, Inc.(a)	158,400	3,302,640

		52,119,788

Food & Staples Retailing — 0.8%
Walgreens Boots Alliance, Inc.(a)	211,200	11,546,304
Walmart, Inc.	59,400	6,563,106

		18,109,410

Food Products — 2.5%
Archer-Daniels-Midland Co.	462,000	18,849,600
Campbell Soup Co.(a)	44,800	1,795,136
Conagra Brands, Inc.(a)	142,200	3,771,144
J.M. Smucker Co. (The)(a)	87,400	10,067,606
Mondelez International, Inc. (Class A Stock)	41,600	2,242,240
Pilgrim’s Pride Corp.*	54,800	1,391,372
Tyson Foods, Inc. (Class A Stock)	277,200	22,381,128

		60,498,226

Gas Utilities — 0.5%
UGI Corp.	207,700	11,093,257

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	63,500	5,340,350
Baxter International, Inc.	106,900	8,755,110
Becton, Dickinson & Co.	24,800	6,249,848
Cooper Cos., Inc. (The)	21,500	7,243,135
Danaher Corp.	11,900	1,700,748
Hologic, Inc.*	202,500	9,724,050
Medtronic PLC	343,600	33,463,204
Stryker Corp.	13,400	2,754,772
Zimmer Biomet Holdings, Inc.	105,700	12,445,118

		87,676,335

Health Care Providers & Services — 1.7%
Anthem, Inc.	16,200	4,571,802
Cigna Corp.	7,600	1,197,380
CVS Health Corp.	293,900	16,014,611
HCA Healthcare, Inc.	70,000	9,461,900
UnitedHealth Group, Inc.	40,800	9,955,608

		41,201,301

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc.	109,700	2,074,427
Brinker International, Inc.(a)	23,300	916,855
Hilton Grand Vacations, Inc.*	103,800	3,302,916

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	17,200	$2,084,812
Starbucks Corp.	368,100	30,857,823

		39,236,833

Household Products — 0.8%
Procter & Gamble Co. (The)	181,400	19,890,510

Independent Power & Renewable Electricity Producers — 1.4%
AES Corp.	932,800	15,633,728
NRG Energy, Inc.	501,400	17,609,168

		33,242,896

Industrial Conglomerates — 1.3%
General Electric Co.	2,756,700	28,945,350
Honeywell International, Inc.	15,800	2,758,522

		31,703,872

Insurance — 3.1%
Aflac, Inc.	183,200	10,041,192
Allstate Corp. (The)	144,600	14,704,374
American International Group, Inc.	263,700	14,049,936
MetLife, Inc.	512,400	25,450,908
Unum Group	259,600	8,709,580

		72,955,990

Interactive Media & Services — 4.5%
Alphabet, Inc. (Class A Stock)*	14,540	15,743,912
Alphabet, Inc. (Class C Stock)*	21,478	23,215,785
Facebook, Inc. (Class A Stock)*	348,100	67,183,300
IAC/InterActiveCorp*	12,200	2,653,866

		108,796,863

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.*	25,000	47,340,750
Booking Holdings, Inc.*	7,000	13,122,970
eBay, Inc.	279,900	11,056,050
Expedia Group, Inc.	13,600	1,809,208
Qurate Retail, Inc.*	460,100	5,700,639

		79,029,617

IT Services — 4.8%
Accenture PLC (Class A Stock)	59,900	11,067,723
Booz Allen Hamilton Holding Corp.	25,000	1,655,250
Cognizant Technology Solutions Corp. (Class A Stock)	96,900	6,142,491
DXC Technology Co.	369,700	20,388,955
International Business Machines Corp.	215,000	29,648,500
Visa, Inc. (Class A Stock)	264,200	45,851,910

		114,754,829

Life Sciences Tools & Services — 2.2%
Charles River Laboratories
International, Inc.*	47,200	6,697,680
IQVIA Holdings, Inc.*	79,500	12,791,550
PRA Health Sciences, Inc.*	71,100	7,049,565
Thermo Fisher Scientific, Inc.	89,100	26,166,888

		52,705,683

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery — 0.8%
Cummins, Inc.	29,500	$5,054,530
Oshkosh Corp.	106,600	8,900,034
PACCAR, Inc.	41,300	2,959,558
Timken Co. (The)	31,300	1,606,942

		18,521,064

Media — 1.3%
Comcast Corp. (Class A Stock)	500,400	21,156,912
Discovery, Inc. (Class C Stock)*	341,600	9,718,520

		30,875,432

Metals & Mining — 0.4%
Southern Copper Corp. (Peru)	29,600	1,149,960
Steel Dynamics, Inc.	292,700	8,839,540

		9,989,500

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	71,490	1,187,449
Two Harbors Investment Corp.	174,300	2,208,381

		3,395,830

Multiline Retail — 0.5%
Big Lots, Inc.	137,200	3,925,292
Kohl’s Corp.(a)	33,000	1,569,150
Macy’s, Inc.	264,600	5,678,316

		11,172,758

Multi-Utilities — 1.0%
Dominion Energy, Inc.	302,100	23,358,372
MDU Resources Group, Inc.	44,900	1,158,420

		24,516,792

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	328,700	40,903,428
Exxon Mobil Corp.	96,000	7,356,480
HollyFrontier Corp.	90,600	4,192,968
Kinder Morgan, Inc.	1,063,900	22,214,232
Phillips 66	66,700	6,239,118

		80,906,226

Personal Products — 0.1%
Avon Products, Inc. (United Kingdom)*	32,600	126,488
USANA Health Sciences, Inc.*	17,400	1,382,082

		1,508,570

Pharmaceuticals — 4.2%
Allergan PLC	29,200	4,888,956
Bristol-Myers Squibb Co.	426,200	19,328,170
Johnson & Johnson	275,200	38,329,856
Merck & Co., Inc.	454,400	38,101,440
Zoetis, Inc.	8,000	907,920

		101,556,342

Professional Services — 0.3%
Insperity, Inc.	24,100	2,943,574
Korn Ferry	81,500	3,265,705

		6,209,279

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	326,600	$16,754,580

Road & Rail — 0.4%
CSX Corp.(a)	134,900	10,437,213

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	144,900	16,354,863
Intel Corp.	614,000	29,392,180
QUALCOMM, Inc.	213,500	16,240,945

		61,987,988

Software — 8.2%
Adobe, Inc.*	55,600	16,382,540
Fortinet, Inc.*	21,300	1,636,479
Intuit, Inc.	99,600	26,028,468
Microsoft Corp.	891,300	119,398,548
Nuance Communications, Inc.*	181,600	2,900,152
Oracle Corp.	331,600	18,891,252
Symantec Corp.	307,000	6,680,320
Synopsys, Inc.*	34,200	4,401,198

		196,318,957

Specialty Retail — 0.8%
Asbury Automotive Group, Inc.*	27,800	2,344,652
Best Buy Co., Inc.	41,500	2,893,795
Foot Locker, Inc.(a)	283,300	11,875,936
Michaels Cos., Inc. (The)*(a)	196,200	1,706,940

		18,821,323

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	321,900	63,710,448
Dell Technologies, Inc. (Class C Stock)*	149,690	7,604,252
Diebold Nixdorf, Inc.*(a)	182,900	1,675,364
Hewlett Packard Enterprise Co.	1,152,100	17,223,895
HP, Inc.	745,400	15,496,866
Xerox Corp.	187,700	6,646,457

		112,357,282

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	11,900	1,126,216
Tapestry, Inc.	449,100	14,249,943

		15,376,159

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	60,400	1,380,140

Tobacco — 1.1%
Altria Group, Inc.	333,000	15,767,550
Philip Morris International, Inc.	132,300	10,389,519

		26,157,069

Trading Companies & Distributors — 0.2%
WESCO International, Inc.*	94,300	4,776,295

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	29,500	1,195,930

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	193,800	$14,368,332

TOTAL LONG-TERM INVESTMENTS (cost $2,130,580,491)		2,366,332,300

SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUNDS — 3.7%
PGIM Core Ultra Short Bond Fund(w)	21,580,420	21,580,420
PGIM Institutional Money Market Fund (cost $67,133,961; includes $66,963,932 of cash collateral for securities on loan)(b)(w)	67,119,042	67,139,178

TOTAL AFFILIATED MUTUAL FUNDS (cost $88,714,381)		88,719,598

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) — 0.1%
U.S. Treasury Bills
2.172%	09/19/19	(k)	1,500	1,493,075

(cost $1,492,800)
TOTAL SHORT-TERM INVESTMENTS (cost $90,207,181)				90,212,673

TOTAL INVESTMENTS — 102.7% (cost $2,220,787,672)				2,456,544,973
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (2.7)%				(65,236,764)

NET ASSETS — 100.0%				$2,391,308,209

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,001,781; cash collateral of $66,963,932 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
148	S&P 500 E-Mini Index	Sep. 2019	$21,787,080	$410,485

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$1,493,075

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$99,553,050	$—	$—
Auto Components	1,698,888	—	—
Automobiles	39,481,278	—	—
Banks	96,194,263	—	—
Beverages	78,370,572	—	—
Biotechnology	87,128,800	—	—
Building Products	12,213,291	—	—
Capital Markets	54,237,762	—	—
Chemicals	21,457,694	—	—
Commercial Services & Supplies	905,136	—	—
Communications Equipment	46,312,890	—	—
Construction & Engineering	14,559,233	—	—
Construction Materials	7,195,044	—	—
Consumer Finance	32,060,179	—	—
Distributors	11,865,932	—	—
Diversified Consumer Services	1,789,905	—	—
Diversified Financial Services	16,541,992	—	—
Diversified Telecommunication Services	82,213,498	—	—
Electric Utilities	39,527,012	—	—
Electrical Equipment	4,520,032	—	—
Electronic Equipment, Instruments & Components	15,512,754	—	—
Entertainment	11,394,624	—	—
Equity Real Estate Investment Trusts (REITs)	52,119,788	—	—
Food & Staples Retailing	18,109,410	—	—
Food Products	60,498,226	—	—
Gas Utilities	11,093,257	—	—
Health Care Equipment & Supplies	87,676,335	—	—
Health Care Providers & Services	41,201,301	—	—
Hotels, Restaurants & Leisure	39,236,833	—	—
Household Products	19,890,510	—	—
Independent Power & Renewable Electricity Producers	33,242,896	—	—
Industrial Conglomerates	31,703,872	—	—
Insurance	72,955,990	—	—
Interactive Media & Services	108,796,863	—	—
Internet & Direct Marketing Retail	79,029,617	—	—
IT Services	114,754,829	—	—
Life Sciences Tools & Services	52,705,683	—	—
Machinery	18,521,064	—	—
Media	30,875,432	—	—
Metals & Mining	9,989,500	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,395,830	—	—
Multiline Retail	11,172,758	—	—
Multi-Utilities	24,516,792	—	—
Oil, Gas & Consumable Fuels	80,906,226	—	—
Personal Products	1,508,570	—	—
Pharmaceuticals	101,556,342	—	—
Professional Services	6,209,279	—	—
Real Estate Management & Development	16,754,580	—	—
Road & Rail	10,437,213	—	—
Semiconductors & Semiconductor Equipment	61,987,988	—	—
Software	196,318,957	—	—
Specialty Retail	18,821,323	—	—
Technology Hardware, Storage & Peripherals	112,357,282	—	—
Textiles, Apparel & Luxury Goods	15,376,159	—	—
Thrifts & Mortgage Finance	1,380,140	—	—
Tobacco	26,157,069	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Trading Companies & Distributors	$4,776,295	$—	$—
Transportation Infrastructure	1,195,930	—	—
Wireless Telecommunication Services	14,368,332	—	—
Affiliated Mutual Funds	88,719,598	—	—
U.S. Treasury Obligation	—	1,493,075	—
Other Financial Instruments*
Futures Contracts	410,485	—	—

Total	$2,455,462,383	$1,493,075	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Software	8.2%
IT Services	4.8
Technology Hardware, Storage & Peripherals	4.7
Interactive Media & Services	4.5
Pharmaceuticals	4.2
Aerospace & Defense	4.2
Banks	4.0
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	3.7
Health Care Equipment & Supplies	3.7
Biotechnology	3.6
Diversified Telecommunication Services	3.4
Oil, Gas & Consumable Fuels	3.4
Internet & Direct Marketing Retail	3.3
Beverages	3.3
Insurance	3.1
Semiconductors & Semiconductor Equipment	2.6
Food Products	2.5
Capital Markets	2.3
Life Sciences Tools & Services	2.2
Equity Real Estate Investment Trusts (REITs)	2.2
Communications Equipment	1.9
Health Care Providers & Services	1.7
Electric Utilities	1.7
Automobiles	1.7
Hotels, Restaurants & Leisure	1.6
Independent Power & Renewable Electricity Producers	1.4
Consumer Finance	1.3
Industrial Conglomerates	1.3
Media	1.3
Tobacco	1.1
Multi-Utilities	1.0
Chemicals	0.9
Household Products	0.8

Specialty Retail	0.8%
Machinery	0.8
Food & Staples Retailing	0.8
Real Estate Management & Development	0.7
Diversified Financial Services	0.7
Electronic Equipment, Instruments & Components	0.6
Textiles, Apparel & Luxury Goods	0.6
Construction & Engineering	0.6
Wireless Telecommunication Services	0.6
Building Products	0.5
Distributors	0.5
Entertainment	0.5
Multiline Retail	0.5
Gas Utilities	0.5
Road & Rail	0.4
Metals & Mining	0.4
Construction Materials	0.3
Professional Services	0.3
Trading Companies & Distributors	0.2
Electrical Equipment	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.1
Diversified Consumer Services	0.1
Auto Components	0.1
Personal Products	0.1
U.S. Treasury Obligation	0.1
Thrifts & Mortgage Finance	0.1
Transportation Infrastructure	0.0 *
Commercial Services & Supplies	0.0 *

102.7
Liabilities in excess of other assets	(2.7)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$410,485	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$7,207,526

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(266,673)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$47,594,490

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$66,001,781	$(66,001,781)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST QMA LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $66,001,781:
Unaffiliated investments (cost $2,132,073,291)	$2,367,825,375
Affiliated investments (cost $88,714,381)	88,719,598
Dividends and interest receivable	2,369,749
Due from broker-variation margin futures	98,420
Tax reclaim receivable	7,379
Receivable for Portfolio shares sold	460
Prepaid expenses and other assets	22,609

Total Assets	2,459,043,590

LIABILITIES
Payable to broker for collateral for securities on loan	66,963,932
Management fee payable	403,644
Accrued expenses and other liabilities	260,685
Distribution fee payable	97,560
Payable to affiliate	7,379
Payable for Portfolio shares repurchased	1,513
Affiliated transfer agent fee payable	369
Payable to custodian	299

Total Liabilities	67,735,381

NET ASSETS	$2,391,308,209

Net assets were comprised of:
Partners Equity	$2,391,308,209

Net asset value and redemption price per share, $2,391,308,209 / 120,120,891 outstanding shares of beneficial interest	$19.91

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$25,092,182
Affiliated dividend income	480,400
Affiliated income from securities lending, net	46,674
Interest income	34,477

Total income	25,653,733

EXPENSES
Management fee	6,542,952
Distribution fee	2,925,832
Custodian and accounting fees	84,232
Trustees’ fees	18,074
Audit fee	12,992
Legal fees and expenses	9,426
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,683
Miscellaneous	30,980

Total expenses	9,630,647
Less: Fee waiver and/or expense reimbursement	(175,550)

Net expenses	9,455,097

NET INVESTMENT INCOME (LOSS)	16,198,636

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $14,174)	97,533,129
Futures transactions	7,207,526

104,740,655

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,128)	200,448,189
Futures	(266,673)

200,181,516

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	304,922,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$321,120,807

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,198,636	$24,744,767
Net realized gain (loss) on investment transactions	104,740,655	252,810,146
Net change in unrealized appreciation (depreciation) on investments	200,181,516	(424,619,455)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	321,120,807	(147,064,542)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,435,822 and 7,081,205 shares, respectively]	140,312,580	128,823,206
Portfolio shares repurchased [9,535,968 and 27,550,854 shares, respectively]	(180,321,867)	(525,185,809)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(40,009,287)	(396,362,603)

CAPITAL CONTRIBUTIONS	22	2,819

TOTAL INCREASE (DECREASE)	281,111,542	(543,424,326)
NET ASSETS:
Beginning of period	2,110,196,667	2,653,620,993

End of period	$2,391,308,209	$2,110,196,667

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.5%
Kratos Defense & Security Solutions, Inc.*(a)	363,213	$8,313,946
Mercury Systems, Inc.*	190,764	13,420,247

		21,734,193

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	184,500	4,501,800

Airlines — 1.0%
SkyWest, Inc.	92,405	5,606,211
Spirit Airlines, Inc.*	71,430	3,409,354

		9,015,565

Banks — 3.9%
Atlantic Union Bankshares Corp.	83,090	2,935,570
Cadence BanCorp	315,058	6,553,206
CenterState Bank Corp.	134,200	3,090,626
Columbia Banking System, Inc.	109,569	3,964,206
FB Financial Corp.	38,473	1,408,112
National Bank Holdings Corp. (Class A Stock)	139,446	5,061,890
Opus Bank	53,447	1,128,266
Origin Bancorp, Inc.(a)	22,832	753,456
Pacific Premier Bancorp, Inc.	141,489	4,369,180
Webster Financial Corp.	98,540	4,707,256

		33,971,768

Biotechnology — 12.2%
Adamas Pharmaceuticals, Inc.*(a)	118,263	733,231
Aimmune Therapeutics, Inc.*(a)	160,080	3,332,866
Allogene Therapeutics, Inc.*(a)	84,615	2,271,913
AnaptysBio, Inc.*(a)	37,487	2,115,017
Arena Pharmaceuticals, Inc.*	84,660	4,963,616
Argenx SE (Netherlands), ADR*	21,183	2,999,089
ArQule, Inc.*	274,759	3,025,097
Array BioPharma, Inc.*	166,904	7,732,662
Assembly Biosciences, Inc.*	83,970	1,132,755
Avrobio, Inc.*	167,829	2,728,900
Biohaven Pharmaceutical Holding Co. Ltd.*	125,874	5,512,022
Blueprint Medicines Corp.*	44,004	4,150,897
Bridgebio Pharma, Inc.*	35,800	965,526
Deciphera Pharmaceuticals, Inc.*(a)	68,155	1,536,895
Dicerna Pharmaceuticals, Inc.*	154,902	2,439,706
Exact Sciences Corp.*(a)	80,467	9,498,325
G1 Therapeutics, Inc.*(a)	108,849	3,337,310
Gritstone Oncology, Inc.*(a)	178,322	1,986,507
Immunomedics, Inc.*(a)	215,972	2,995,532
Insmed, Inc.*(a)	164,893	4,221,261
Intercept Pharmaceuticals, Inc.*(a)	27,160	2,161,121
Karyopharm Therapeutics, Inc.*(a)	267,472	1,602,157
Ligand Pharmaceuticals, Inc.*(a)	24,389	2,784,004
MeiraGTx Holdings PLC*	58,149	1,563,045

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
NuCana PLC (United Kingdom), ADR*(a)	82,700	$858,426
Portola Pharmaceuticals, Inc.*(a)	98,770	2,679,630
PTC Therapeutics, Inc.*	68,040	3,061,800
Ra Pharmaceuticals, Inc.*	139,611	4,198,103
Radius Health, Inc.*	120,202	2,928,121
REGENXBIO, Inc.*	41,952	2,155,074
Replimune Group, Inc.*(a)	131,910	1,933,801
Twist Bioscience Corp.*	101,219	2,936,363
Vericel Corp.*	137,530	2,597,942
Voyager Therapeutics, Inc.*	133,775	3,641,355
Xencor, Inc.*	88,675	3,629,468

		106,409,537

Building Products — 1.0%
Trex Co., Inc.*(a)	125,220	8,978,274

Capital Markets — 0.4%
Moelis & Co. (Class A Stock)	97,870	3,420,557

Chemicals — 1.3%
Ingevity Corp.*	63,595	6,688,286
Innospec, Inc.	31,082	2,835,922
PQ Group Holdings, Inc.*	142,300	2,255,455

		11,779,663

Commercial Services & Supplies — 0.9%
Tetra Tech, Inc.	97,110	7,627,991

Communications Equipment — 1.2%
Ciena Corp.*	197,072	8,105,571
Lumentum Holdings, Inc.*(a)	49,739	2,656,560

		10,762,131

Construction & Engineering — 2.1%
EMCOR Group, Inc.	72,463	6,383,990
MasTec, Inc.*	111,117	5,725,859
NV5 Global, Inc.*(a)	50,308	4,095,071
Tutor Perini Corp.*(a)	147,971	2,052,358

		18,257,278

Consumer Finance — 0.7%
Green Dot Corp. (Class A Stock)*	130,546	6,383,699

Diversified Consumer Services — 3.3%
Adtalem Global Education, Inc.*	112,358	5,061,728
Chegg, Inc.*(a)	604,474	23,326,652

		28,388,380

Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	50,540	3,000,055
Vonage Holdings Corp.*	518,370	5,873,132

		8,873,187

Electrical Equipment — 1.5%
Generac Holdings, Inc.*	105,068	7,292,770
Regal Beloit Corp.	67,423	5,509,133

		12,801,903

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services — 0.3%
Oil States International, Inc.*	44,570	$815,631
Patterson-UTI Energy, Inc.	36,107	415,592
ProPetro Holding Corp.*	64,819	1,341,753

		2,572,976

Entertainment — 0.8%
Glu Mobile, Inc.*	1,004,581	7,212,892

Equity Real Estate Investment Trusts (REITs) — 1.8%
Industrial Logistics Properties Trust	96,930	2,018,083
Monmouth Real Estate Investment Corp.	172,810	2,341,575
QTS Realty Trust, Inc. (Class A Stock)(a)	130,222	6,013,652
Ryman Hospitality Properties, Inc.	65,703	5,327,856

		15,701,166

Food & Staples Retailing — 1.5%
Grocery Outlet Holding Corp.*	174,578	5,740,125
Performance Food Group Co.*	174,999	7,005,210

		12,745,335

Food Products — 1.5%
Freshpet, Inc.*(a)	158,480	7,212,425
Simply Good Foods Co. (The)*	248,883	5,993,102

		13,205,527

Health Care Equipment & Supplies — 5.2%
AtriCure, Inc.*	70,428	2,101,572
Haemonetics Corp.*	43,710	5,260,061
Inogen, Inc.*	35,223	2,351,487
Integer Holdings Corp.*	67,190	5,638,585
LivaNova PLC*	28,150	2,025,674
Merit Medical Systems, Inc.*	46,840	2,789,790
Novocure Ltd.*(a)	126,087	7,972,481
Sientra, Inc.*(a)	280,837	1,729,956
Tactile Systems Technology, Inc.*(a)	91,978	5,235,388
Tandem Diabetes Care, Inc.*	108,353	6,990,936
TransMedics Group, Inc.*(a)	37,912	1,099,069
Varex Imaging Corp.*	58,710	1,799,461

		44,994,460

Health Care Providers & Services — 1.0%
Addus HomeCare Corp.*	40,235	3,015,613
LHC Group, Inc.*	47,702	5,704,205

		8,719,818

Health Care Technology — 2.8%
Tabula Rasa HealthCare, Inc.*(a)	122,486	6,115,726
Teladoc Health, Inc.*(a)	205,299	13,633,906
Vocera Communications, Inc.*(a)	135,229	4,316,510

		24,066,142

Hotels, Restaurants & Leisure — 7.1%
Churchill Downs, Inc.	58,412	6,721,469
Chuy’s Holdings, Inc.*(a)	79,867	1,830,552

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster’s Entertainment, Inc.(a)	47,692	$1,930,095
Del Taco Restaurants, Inc.*	406,023	5,205,215
Everi Holdings, Inc.*	220,130	2,626,151
Jack in the Box, Inc.	44,959	3,659,213
Noodles & Co.*(a)	182,850	1,440,858
Planet Fitness, Inc. (Class A Stock)*	243,926	17,669,999
PlayAGS, Inc.*	157,510	3,063,569
SeaWorld Entertainment, Inc.*(a)	207,530	6,433,430
Shake Shack, Inc. (Class A Stock)*	85,958	6,206,168
Wendy’s Co. (The)(a)	286,595	5,611,530

		62,398,249

Household Durables — 1.5%
Meritage Homes Corp.*	80,221	4,118,546
Roku, Inc.*(a)	61,966	5,612,880
Sonos, Inc.*(a)	258,549	2,931,946

		12,663,372

Insurance — 0.4%
eHealth, Inc.*	44,130	3,799,593

Internet & Direct Marketing Retail — 0.3%
Etsy, Inc.*	20,896	1,282,387
RealReal, Inc. (The)*	37,581	1,086,091

		2,368,478

IT Services — 1.7%
Evo Payments, Inc. (Class A Stock)*	63,500	2,002,155
USA Technologies, Inc.*(a)	221,062	1,642,491
Wix.com Ltd. (Israel)*	76,600	10,884,860

		14,529,506

Leisure Products — 0.4%
YETI Holdings, Inc.*(a)	106,620	3,086,649

Life Sciences Tools & Services — 1.7%
Adaptive Biotechnologies Corp.*	23,900	1,154,370
Charles River Laboratories International, Inc.*	18,471	2,621,035
NeoGenomics, Inc.*(a)	401,965	8,819,112
Personalis, Inc.*	80,100	2,174,715

		14,769,232

Machinery — 4.0%
Altra Industrial Motion Corp.	176,022	6,315,669
Chart Industries, Inc.*	146,635	11,273,299
Harsco Corp.*	67,242	1,845,121
Kadant, Inc.	52,630	4,779,330
Kennametal, Inc.	107,891	3,990,888
Woodward, Inc.	56,995	6,449,554

		34,653,861

Metals & Mining — 0.2%
Carpenter Technology Corp.	39,824	1,910,756

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail — 1.3%
Ollie’s Bargain Outlet Holdings, Inc.*	133,641	$11,641,468

Oil, Gas & Consumable Fuels — 1.2%
Callon Petroleum Co.*(a)	82,544	543,965
Delek US Holdings, Inc.(a)	36,463	1,477,481
Matador Resources Co.*(a)	162,462	3,229,744
New Fortress Energy LLC*(a)	148,735	1,741,687
Viper Energy Partners LP	100,730	3,104,499

		10,097,376

Paper & Forest Products — 0.5%
Boise Cascade Co.	156,393	4,396,207

Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc.*	125,688	2,653,274
BioDelivery Sciences International, Inc.*	334,572	1,555,760
Collegium Pharmaceutical, Inc.*(a)	128,369	1,688,052
Horizon Therapeutics PLC*	233,508	5,618,202
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	68,946	6,505,055
WaVe Life Sciences Ltd.*	3,875	101,099
Zogenix, Inc.*(a)	66,567	3,180,571

		21,302,013

Professional Services — 1.9%
ASGN, Inc.*	75,835	4,595,601
Insperity, Inc.	40,843	4,988,564
TriNet Group, Inc.*	108,180	7,334,604

		16,918,769

Road & Rail — 0.5%
US Xpress Enterprises, Inc. (Class A Stock)*(a)	109,729	564,007
Werner Enterprises, Inc.(a)	129,752	4,032,692

		4,596,699

Semiconductors & Semiconductor Equipment — 2.9%
MaxLinear, Inc.*	188,152	4,410,283
Monolithic Power Systems, Inc.	34,621	4,700,839
Semtech Corp.*	76,632	3,682,168
Universal Display Corp.(a)	68,196	12,824,940

		25,618,230

Software — 14.2%
8x8, Inc.*(a)	288,597	6,955,188
Alarm.com Holdings, Inc.*(a)	49,299	2,637,496
Alteryx, Inc. (Class A Stock)*(a)	105,661	11,529,728
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	86,600	5,913,914
ForeScout Technologies, Inc.*	343,154	11,619,194
Instructure, Inc.*	38,988	1,656,990
LivePerson, Inc.*(a)	218,801	6,135,180
Mimecast Ltd.*	116,800	5,455,728
Model N, Inc.*	152,869	2,980,945
New Relic, Inc.*(a)	6,740	583,077

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Paycom Software, Inc.*	22,439	5,087,370
Pluralsight, Inc. (Class A Stock)*(a)	153,380	4,650,482
Proofpoint, Inc.*	81,739	9,829,115
Q2 Holdings, Inc.*(a)	58,540	4,470,114
Rapid7, Inc.*	156,462	9,049,762
SailPoint Technologies Holding, Inc.*	276,770	5,546,471
SVMK, Inc.*(a)	180,249	2,975,911
Tenable Holdings, Inc.*	247,079	7,051,635
Upland Software, Inc.*	162,337	7,391,204
Varonis Systems, Inc.*	198,353	12,285,985

		123,805,489

Specialty Retail — 3.8%
American Eagle Outfitters, Inc.(a)	487,169	8,233,156
Children’s Place, Inc. (The)(a)	97,525	9,301,934
Dick’s Sporting Goods, Inc.(a)	159,509	5,523,797
Five Below, Inc.*	66,978	8,038,700
Tilly’s, Inc. (Class A Stock)	149,144	1,137,969
Urban Outfitters, Inc.*	31,495	716,511

		32,952,067

Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage, Inc. (Class A Stock)*	54,560	833,131

Textiles, Apparel & Luxury Goods — 1.3%
Steven Madden Ltd.	329,967	11,202,380

Thrifts & Mortgage Finance — 1.8%
Essent Group Ltd.*	103,465	4,861,820
LendingTree, Inc.*(a)	18,393	7,725,612
OceanFirst Financial Corp.	133,093	3,307,361

		15,894,793

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	17,130	1,054,009
H&E Equipment Services, Inc.	90,305	2,626,972

		3,680,981

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.*(a)	109,740	1,972,028

TOTAL LONG-TERM INVESTMENTS (cost $661,851,146)		857,215,569

SHORT-TERM INVESTMENTS — 30.3%
AFFILIATED MUTUAL FUNDS — 28.6%
PGIM Core Ultra Short Bond Fund(w)	6,234,760	6,234,760
PGIM Institutional Money Market Fund (cost $243,880,620; includes $243,416,229 of cash collateral for securities on loan)(b)(w)	243,815,640	243,888,785

TOTAL AFFILIATED MUTUAL FUNDS (cost $250,115,380)		250,123,545

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUND — 1.7%
BlackRock Liquidity Funds FedFund (cost $14,712,522)	14,712,522	$14,712,522

TOTAL SHORT-TERM INVESTMENTS (cost $264,827,902)		264,836,067

TOTAL INVESTMENTS — 128.5% (cost $926,679,048)		1,122,051,636
LIABILITIES IN EXCESS OF OTHER ASSETS — (28.5)%		(248,639,340)

NET ASSETS — 100.0%		$873,412,296

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $242,445,716; cash collateral of $243,416,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,734,193	$—	$—
Air Freight & Logistics	4,501,800	—	—
Airlines	9,015,565	—	—
Banks	33,971,768	—	—
Biotechnology	106,409,537	—	—
Building Products	8,978,274	—	—
Capital Markets	3,420,557	—	—
Chemicals	11,779,663	—	—
Commercial Services & Supplies	7,627,991	—	—
Communications Equipment	10,762,131	—	—
Construction & Engineering	18,257,278	—	—
Consumer Finance	6,383,699	—	—
Diversified Consumer Services	28,388,380	—	—
Diversified Telecommunication Services	8,873,187	—	—
Electrical Equipment	12,801,903	—	—
Energy Equipment & Services	2,572,976	—	—
Entertainment	7,212,892	—	—
Equity Real Estate Investment Trusts (REITs)	15,701,166	—	—
Food & Staples Retailing	12,745,335	—	—
Food Products	13,205,527	—	—
Health Care Equipment & Supplies	44,994,460	—	—
Health Care Providers & Services	8,719,818	—	—
Health Care Technology	24,066,142	—	—
Hotels, Restaurants & Leisure	62,398,249	—	—
Household Durables	12,663,372	—	—
Insurance	3,799,593	—	—
Internet & Direct Marketing Retail	2,368,478	—	—
IT Services	14,529,506	—	—
Leisure Products	3,086,649	—	—
Life Sciences Tools & Services	14,769,232	—	—
Machinery	34,653,861	—	—
Metals & Mining	1,910,756	—	—
Multiline Retail	11,641,468	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$10,097,376	$—	$—
Paper & Forest Products	4,396,207	—	—
Pharmaceuticals	21,302,013	—	—
Professional Services	16,918,769	—	—
Road & Rail	4,596,699	—	—
Semiconductors & Semiconductor Equipment	25,618,230	—	—
Software	123,805,489	—	—
Specialty Retail	32,952,067	—	—
Technology Hardware, Storage & Peripherals	833,131	—	—
Textiles, Apparel & Luxury Goods	11,202,380	—	—
Thrifts & Mortgage Finance	15,894,793	—	—
Trading Companies & Distributors	3,680,981	—	—
Wireless Telecommunication Services	1,972,028	—	—
Affiliated Mutual Funds	250,123,545	—	—
Unaffiliated Mutual Fund	14,712,522	—	—

Total	$1,122,051,636	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (27.9% represents investments purchased with collateral from securities on loan)	28.6%
Software	14.2
Biotechnology	12.2
Hotels, Restaurants & Leisure	7.1
Health Care Equipment & Supplies	5.2
Machinery	4.0
Banks	3.9
Specialty Retail	3.8
Diversified Consumer Services	3.3
Semiconductors & Semiconductor Equipment	2.9
Health Care Technology	2.8
Aerospace & Defense	2.5
Pharmaceuticals	2.4
Construction & Engineering	2.1
Professional Services	1.9
Thrifts & Mortgage Finance	1.8
Equity Real Estate Investment Trusts (REITs)	1.8
Life Sciences Tools & Services	1.7
Unaffiliated Mutual Fund	1.7
IT Services	1.7
Food Products	1.5
Electrical Equipment	1.5
Food & Staples Retailing	1.5
Household Durables	1.5
Chemicals	1.3
Multiline Retail	1.3

Textiles, Apparel & Luxury Goods	1.3%
Communications Equipment	1.2
Oil, Gas & Consumable Fuels	1.2
Airlines	1.0
Building Products	1.0
Diversified Telecommunication Services	1.0
Health Care Providers & Services	1.0
Commercial Services & Supplies	0.9
Entertainment	0.8
Consumer Finance	0.7
Road & Rail	0.5
Air Freight & Logistics	0.5
Paper & Forest Products	0.5
Insurance	0.4
Trading Companies & Distributors	0.4
Capital Markets	0.4
Leisure Products	0.4
Energy Equipment & Services	0.3
Internet & Direct Marketing Retail	0.3
Wireless Telecommunication Services	0.2
Metals & Mining	0.2
Technology Hardware, Storage & Peripherals	0.1

128.5
Liabilities in excess of other assets	(28.5)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$242,445,716	$(242,445,716)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST SMALL-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $242,445,716:
Unaffiliated investments (cost $676,563,668)	$871,928,091
Affiliated investments (cost $250,115,380)	250,123,545
Receivable for investments sold	3,950,872
Dividends receivable	335,899
Receivable for Portfolio shares sold	1,007
Prepaid expenses and other assets	16,630

Total Assets	1,126,356,044

LIABILITIES
Payable to broker for collateral for securities on loan	243,416,229
Payable for investments purchased	8,581,755
Accrued expenses and other liabilities	525,080
Management fee payable	328,194
Payable for Portfolio shares repurchased	57,161
Distribution fee payable	34,960
Affiliated transfer agent fee payable	369

Total Liabilities	252,943,748

NET ASSETS	$873,412,296

Net assets were comprised of: Partners Equity	$873,412,296

Net asset value and redemption price per share, $873,412,296 / 16,832,392 outstanding shares of beneficial interest	$51.89

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income	$2,450,450
Income from securities lending, net (including affiliated income of $315,025)	522,702
Affiliated dividend income	122,165

Total income	3,095,317

EXPENSES
Management fee	3,005,625
Distribution fee	1,042,264
Custodian and accounting fees	62,174
Audit fee	12,240
Trustees’ fees	9,316
Legal fees and expenses	6,777
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,917
Miscellaneous	13,083

Total expenses	4,157,872
Less: Fee waiver and/or expense reimbursement	(16,676)

Net expenses	4,141,196

NET INVESTMENT INCOME (LOSS)	(1,045,879)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $30,423)	41,005,249
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $34,975)	149,983,456

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	190,988,705

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$189,942,826

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(1,045,879)	$(3,475,619)
Net realized gain (loss) on investment transactions	41,005,249	101,465,391
Net change in unrealized appreciation (depreciation) on investments	149,983,456	(166,168,598)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	189,942,826	(68,178,826)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,752,169 and 2,928,394 shares, respectively]	80,925,035	138,905,374
Portfolio shares repurchased [1,585,640 and 6,127,040 shares, respectively]	(77,007,453)	(275,370,432)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	3,917,582	(136,465,058)

CAPITAL CONTRIBUTIONS	760	—

TOTAL INCREASE (DECREASE) NET ASSETS:	193,861,168	(204,643,884)
Beginning of period	679,551,128	884,195,012

End of period	$873,412,296	$679,551,128

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.4%		Value
COMMON STOCKS — 97.4%	Shares
Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings, Inc.*(a)	91,340	$4,089,292
Axon Enterprise, Inc.*	114,602	7,358,594
Mercury Systems, Inc.*	34,839	2,450,924

		13,898,810

Airlines — 0.4%
Azul SA (Brazil), ADR*	88,900	2,972,816

Auto Components — 0.5%
Cooper Tire & Rubber Co.	61,247	1,932,343
Visteon Corp.*(a)	33,603	1,968,464

		3,900,807

Banks — 1.9%
First Busey Corp.	74,417	1,965,353
First Hawaiian, Inc.	95,276	2,464,790
IBERIABANK Corp.	39,857	3,023,154
Seacoast Banking Corp. of Florida*	81,225	2,066,364
Sterling Bancorp	154,190	3,281,163
Triumph Bancorp, Inc.*	69,679	2,024,175

		14,824,999

Biotechnology — 13.2%
Abeona Therapeutics, Inc.*(a)	76,186	364,169
Agios Pharmaceuticals, Inc.*(a)	19,926	993,909
Aimmune Therapeutics, Inc.*(a)	90,550	1,885,251
Alder Biopharmaceuticals, Inc.*(a)	157,174	1,849,938
Amicus Therapeutics, Inc.*	534,019	6,664,557
Apellis Pharmaceuticals, Inc.*	235,216	5,960,373
Arena Pharmaceuticals, Inc.*	124,591	7,304,770
Array BioPharma, Inc.*	86,147	3,991,191
Ascendis Pharma A/S (Denmark), ADR*(a)	28,570	3,289,835
Assembly Biosciences, Inc.*	32,857	443,241
Audentes Therapeutics, Inc.*	124,720	4,721,899
Biohaven Pharmaceutical Holding Co. Ltd.*	38,455	1,683,944
Bluebird Bio, Inc.*(a)	24,410	3,104,952
Blueprint Medicines Corp.*	88,191	8,319,057
Bridgebio Pharma, Inc.*	51,820	1,397,585
Celyad SA (Belgium), ADR*(a)	49,945	572,869
CytomX Therapeutics, Inc.*	160,380	1,799,464
Epizyme, Inc.*(a)	139,230	1,747,337
Equillium, Inc.*(a)	107,400	607,884
Fate Therapeutics, Inc.*	222,710	4,521,013
Flexion Therapeutics, Inc.*(a)	55,870	687,201
G1 Therapeutics, Inc.*(a)	41,845	1,282,968
GlycoMimetics, Inc.*(a)	67,798	808,152
Gossamer Bio, Inc.*	82,210	1,823,418
Heron Therapeutics, Inc.*(a)	113,251	2,105,336
Insmed, Inc.*(a)	51,499	1,318,374
Invitae Corp.*	175,390	4,121,665
Iovance Biotherapeutics, Inc.*	181,161	4,442,068
Karyopharm Therapeutics, Inc.*(a)	47,200	282,728
Kura Oncology, Inc.*(a)	156,870	3,088,770
Ligand Pharmaceuticals, Inc.*(a)	41,871	4,779,575
Madrigal Pharmaceuticals, Inc.*(a)	5,956	624,248
Mirati Therapeutics, Inc.*(a)	20,900	2,152,700

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Myovant Sciences Ltd.*(a)	182,340	$1,650,177
Portola Pharmaceuticals, Inc.*(a)	56,560	1,534,473
REGENXBIO, Inc.*	33,763	1,734,405
Rigel Pharmaceuticals, Inc.*(a)	348,229	908,878
Sage Therapeutics, Inc.*(a)	16,689	3,055,589
Spark Therapeutics, Inc.*	12,599	1,289,886
Ultragenyx Pharmaceutical, Inc.*	50,893	3,231,706

		102,145,555

Building Products — 2.3%
American Woodmark Corp.*	24,442	2,068,282
Armstrong World Industries, Inc.	46,166	4,487,335
JELD-WEN Holding, Inc.*	83,756	1,778,140
Patrick Industries, Inc.*	55,386	2,724,437
Simpson Manufacturing Co., Inc.	49,950	3,319,677
Trex Co., Inc.*(a)	45,980	3,296,766

		17,674,637

Capital Markets — 0.8%
Blucora, Inc.*	89,508	2,718,358
Evercore, Inc. (Class A Stock)	37,944	3,360,700

		6,079,058

Chemicals — 1.7%
Ashland Global Holdings, Inc.	58,620	4,687,841
Ingevity Corp.*	35,380	3,720,914
Livent Corp.*	153,280	1,060,698
OMNOVA Solutions, Inc.*	185,982	1,158,668
PolyOne Corp.	77,840	2,443,398

		13,071,519

Commercial Services & Supplies — 1.1%
Advanced Disposal Services, Inc.*	73,310	2,339,322
Clean Harbors, Inc.*	44,947	3,195,732
MSA Safety, Inc.	31,887	3,360,571

		8,895,625

Communications Equipment — 0.9%
Acacia Communications, Inc.*	67,860	3,200,278
Lumentum Holdings, Inc.*(a)	75,350	4,024,443

		7,224,721

Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*	111,016	2,137,058

Consumer Finance — 1.4%
FirstCash, Inc.	53,070	5,308,061
OneMain Holdings, Inc.	63,184	2,136,251
SLM Corp.	338,783	3,292,971

		10,737,283

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	208,904	2,920,478

Distributors — 0.3%
Core-Mark Holding Co., Inc.	56,395	2,240,009

Diversified Consumer Services — 1.4%
Arco Platform Ltd. (Brazil) (Class A Stock)*	79,040	3,460,371

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.*	17,667	$2,067,393
Strategic Education, Inc.	30,990	5,516,220

		11,043,984

Diversified Telecommunication Services — 0.7%
Bandwidth, Inc. (Class A Stock)*	54,040	4,054,081
ORBCOMM, Inc.*	202,226	1,466,138

		5,520,219

Electrical Equipment — 1.5%
AZZ, Inc.	49,550	2,280,291
EnerSys	36,150	2,476,275
Generac Holdings, Inc.*	97,981	6,800,861

		11,557,427

Electronic Equipment, Instruments & Components — 1.6%
CTS Corp.	86,648	2,389,752
Itron, Inc.*	55,928	3,499,415
Littelfuse, Inc.	18,587	3,288,226
Rogers Corp.*	17,865	3,083,142

		12,260,535

Energy Equipment & Services — 0.7%
Newpark Resources, Inc.*	414,460	3,075,293
ProPetro Holding Corp.*	120,550	2,495,385

		5,570,678

Equity Real Estate Investment Trusts (REITs) — 1.6%
Columbia Property Trust, Inc., REIT	106,195	2,202,484
CoreSite Realty Corp.	20,466	2,357,069
Corporate Office Properties Trust	79,638	2,100,054
Independence Realty Trust, Inc.	2,300	26,611
Pebblebrook Hotel Trust, REIT(a)	84,019	2,367,656
PS Business Parks, Inc.	21,432	3,611,935

		12,665,809

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc.*	169,830	4,483,512
Casey’s General Stores, Inc.	17,954	2,800,644
Performance Food Group Co.*	116,416	4,660,133

		11,944,289

Food Products — 2.2%
Freshpet, Inc.*	91,170	4,149,147
Hostess Brands, Inc.*(a)	239,997	3,465,557
Nomad Foods Ltd. (United Kingdom)*	325,720	6,957,379
Post Holdings, Inc.*	21,097	2,193,455

		16,765,538

Health Care Equipment & Supplies — 7.1%
AtriCure, Inc.*	85,211	2,542,696
Cardiovascular Systems, Inc.*	76,529	3,285,390
CryoPort, Inc.*(a)	92,810	1,700,279
Glaukos Corp.*(a)	36,870	2,779,998
Globus Medical, Inc. (Class A Stock)*	86,297	3,650,363
Haemonetics Corp.*	37,893	4,560,044
ICU Medical, Inc.*	13,729	3,458,472
Insulet Corp.*(a)	65,498	7,819,151
Integer Holdings Corp.*	31,919	2,678,643
Integra LifeSciences Holdings Corp.*	52,377	2,925,255
iRhythm Technologies, Inc.*	18,910	1,495,403

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Masimo Corp.*	41,600	$6,190,912
Merit Medical Systems, Inc.*	73,259	4,363,306
OraSure Technologies, Inc.*	155,625	1,444,200
Orthofix Medical, Inc.*	19,776	1,045,755
Penumbra, Inc.*(a)	17,150	2,744,000
Silk Road Medical, Inc.*	1,370	66,390
Tandem Diabetes Care, Inc.*	36,253	2,339,044

		55,089,301

Health Care Providers & Services — 2.3%
Hanger, Inc.*	113,920	2,181,568
HealthEquity, Inc.*	26,130	1,708,902
LHC Group, Inc.*	57,883	6,921,649
Providence Service Corp. (The)*	31,657	1,815,213
R1 RCM, Inc.*	240,026	3,019,527
US Physical Therapy, Inc.	15,970	1,957,443

		17,604,302

Health Care Technology — 2.0%
HMS Holdings Corp.*(a)	124,894	4,045,317
Inspire Medical Systems, Inc.*	17,680	1,072,292
Medidata Solutions, Inc.*	26,704	2,416,979
Omnicell, Inc.*	64,305	5,532,159
Teladoc Health, Inc.*(a)	38,113	2,531,084

		15,597,831

Hotels, Restaurants & Leisure — 4.0%
Dine Brands Global, Inc.(a)	68,000	6,491,960
Dunkin’ Brands Group, Inc.(a)	36,150	2,879,709
Eldorado Resorts, Inc.*(a)	72,970	3,361,728
Marriott Vacations Worldwide Corp.	43,055	4,150,502
Planet Fitness, Inc. (Class A Stock)*	48,140	3,487,262
Red Rock Resorts, Inc. (Class A Stock)	120,830	2,595,428
Shake Shack, Inc. (Class A Stock)*	47,930	3,460,546
Wingstop, Inc.(a)	47,257	4,477,601

		30,904,736

Household Durables — 0.7%
TopBuild Corp.*	67,109	5,553,941

Insurance — 1.9%
eHealth, Inc.*	43,600	3,753,960
James River Group Holdings Ltd.	96,956	4,547,236
Kemper Corp.	68,310	5,894,470
Primerica, Inc.	5,200	623,740

		14,819,406

Interactive Media & Services — 0.9%
Cargurus, Inc.*(a)	64,460	2,327,651
QuinStreet, Inc.*	206,390	3,271,281
Yelp, Inc.*	41,050	1,403,089

		7,002,021

Internet & Direct Marketing Retail — 0.5%
Etsy, Inc.*	25,092	1,539,896
Liberty Expedia Holdings, Inc. (Class A Stock)*	45,682	2,183,143

		3,723,039

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services — 5.9%
CACI International, Inc. (Class A Stock)*	18,310	$3,746,043
Carbonite, Inc.*(a)	76,940	2,003,518
Euronet Worldwide, Inc.*	49,501	8,328,048
Evo Payments, Inc. (Class A Stock)*	125,670	3,962,375
InterXion Holding NV (Netherlands)*(a)	93,665	7,126,970
LiveRamp Holdings, Inc.*	97,415	4,722,679
Science Applications International Corp.	54,756	4,739,679
Wix.com Ltd. (Israel)*	53,130	7,549,773
WNS Holdings Ltd. (India), ADR*	61,317	3,629,967

		45,809,052

Leisure Products — 0.4%
American Outdoor Brands Corp.*	4,200	37,842
YETI Holdings, Inc.*(a)	93,459	2,705,638

		2,743,480

Life Sciences Tools & Services — 0.7%
NanoString Technologies, Inc.*	88,730	2,692,955
Syneos Health, Inc.*	49,685	2,538,407

		5,231,362

Machinery — 4.3%
Altra Industrial Motion Corp.	163,990	5,883,961
Harsco Corp.*	202,580	5,558,795
ITT, Inc.	62,689	4,104,876
John Bean Technologies Corp.(a)	45,075	5,459,935
Milacron Holdings Corp.*	143,355	1,978,299
Proto Labs, Inc.*	18,400	2,134,768
Rexnord Corp.*	102,567	3,099,575
SPX FLOW, Inc.*	34,976	1,464,095
Watts Water Technologies, Inc. (Class A Stock)	25,050	2,334,159
Welbilt, Inc.*(a)	88,916	1,484,897

		33,503,360

Multiline Retail — 0.3%
Ollie’s Bargain Outlet Holdings, Inc.*	28,982	2,524,622

Oil, Gas & Consumable Fuels — 0.6%
Kosmos Energy Ltd. (Ghana)	272,214	1,706,782
Matador Resources Co.*(a)	80,790	1,606,105
PDC Energy, Inc.*	45,415	1,637,665

		4,950,552

Paper & Forest Products — 0.5%
Boise Cascade Co.	59,043	1,659,699
Louisiana-Pacific Corp.	77,616	2,035,091

		3,694,790

Pharmaceuticals — 2.4%
Aerie Pharmaceuticals, Inc.*	46,525	1,374,814
Amneal Pharmaceuticals, Inc.*(a)	148,578	1,065,304
Catalent, Inc.*	61,083	3,311,309
Cymabay Therapeutics, Inc.*	161,497	1,156,318
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	25,790	4,445,938
Intersect ENT, Inc.*	63,826	1,452,680
MyoKardia, Inc.*	51,158	2,565,062

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	25,179	$2,375,639
Revance Therapeutics, Inc.*	86,549	1,122,541

		18,869,605

Professional Services — 1.7%
ASGN, Inc.*	65,794	3,987,116
Exponent, Inc.	71,422	4,181,044
Huron Consulting Group, Inc.*	29,544	1,488,427
Insperity, Inc.	26,400	3,224,496

		12,881,083

Road & Rail — 0.7%
Genesee & Wyoming, Inc. (Class A Stock)*	41,193	4,119,300
Marten Transport Ltd.	84,553	1,534,637

		5,653,937

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	49,670	2,794,931
Cabot Microelectronics Corp.	39,610	4,360,269
Cirrus Logic, Inc.*(a)	45,577	1,991,715
Cohu, Inc.	153,103	2,362,379
Entegris, Inc.(a)	103,278	3,854,335
FormFactor, Inc.*	184,570	2,892,212
Inphi Corp.*	83,970	4,206,897
MKS Instruments, Inc.	35,350	2,753,412
Monolithic Power Systems, Inc.	26,025	3,533,674
Silicon Laboratories, Inc.*	40,780	4,216,652

		32,966,476

Software — 10.4%
2U, Inc.*(a)	38,281	1,440,897
8x8, Inc.*	96,054	2,314,901
ACI Worldwide, Inc.*	123,510	4,241,333
Blackbaud, Inc.	53,338	4,453,723
Cornerstone OnDemand, Inc.*	115,540	6,693,232
Coupa Software, Inc.*	60,910	7,711,815
Envestnet, Inc.*	48,980	3,348,763
Everbridge, Inc.*	80,082	7,160,933
Five9, Inc.*	78,714	4,037,241
ForeScout Technologies, Inc.*	92,044	3,116,610
HubSpot, Inc.*(a)	14,004	2,387,962
Instructure, Inc.*	46,063	1,957,678
New Relic, Inc.*(a)	26,393	2,283,258
Paylocity Holding Corp.*	38,356	3,598,560
Pegasystems, Inc.	43,810	3,119,710
PROS Holdings, Inc.*	40,735	2,576,896
Q2 Holdings, Inc.*(a)	63,629	4,858,710
Rapid7, Inc.*	58,227	3,367,850
RingCentral, Inc. (Class A Stock)*	58,986	6,778,671
SailPoint Technologies Holding, Inc.*	110,244	2,209,290
SVMK, Inc.*(a)	110,032	1,816,628
Trade Desk, Inc. (The) (Class A Stock)*(a)	4,315	982,871

		80,457,532

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail — 2.1%
Caleres, Inc.(a)	139,683	$2,782,485
Five Below, Inc.*	21,349	2,562,307
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	67,137	2,813,040
Foot Locker, Inc.	43,868	1,838,947
Monro, Inc.(a)	54,990	4,690,647
Urban Outfitters, Inc.*(a)	71,491	1,626,420

		16,313,846

Textiles, Apparel & Luxury Goods — 3.1%
Carter’s, Inc.	39,268	3,830,201
G-III Apparel Group Ltd.*	92,230	2,713,406
Oxford Industries, Inc.(a)	53,705	4,070,839
Steven Madden Ltd.	258,964	8,791,828
Wolverine World Wide, Inc.	166,189	4,576,845

		23,983,119

Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd.*	63,940	3,004,541
LendingTree, Inc.*(a)	7,570	3,179,627
MGIC Investment Corp.*	295,682	3,885,261

		10,069,429

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	60,524	3,724,042
SiteOne Landscape Supply, Inc.*(a)	80,240	5,560,632

		9,284,674

TOTAL COMMON STOCKS (cost $638,942,963)		755,283,350

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 2000 Growth ETF(a) (cost $7,293,402)	40,095	8,053,882

TOTAL LONG-TERM INVESTMENTS (cost $646,236,365)		763,337,232

SHORT-TERM INVESTMENTS — 20.4%	Shares	Value
AFFILIATED MUTUAL FUNDS — 19.5%
PGIM Core Ultra Short Bond Fund(w)	7,483,103	$7,483,103
PGIM Institutional Money Market Fund (cost $143,735,029; includes $143,439,656 of cash collateral for securities on loan)(b)(w)	143,698,153	143,741,262

TOTAL AFFILIATED MUTUAL FUNDS (cost $151,218,132)		151,224,365

UNAFFILIATED MUTUAL FUND — 0.9%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio (cost $7,371,324)	7,371,324	7,371,324

TOTAL SHORT-TERM INVESTMENTS (cost $158,589,456)		158,595,689

TOTAL INVESTMENTS — 118.8% (cost $804,825,821)		921,932,921
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.8)%		(146,010,883)

NET ASSETS — 100.0%		$775,922,038

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,303,781; cash collateral of $143,439,656 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,898,810	$—	$—
Airlines	2,972,816	—	—
Auto Components	3,900,807	—	—
Banks	14,824,999	—	—
Biotechnology	102,145,555	—	—
Building Products	17,674,637	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Capital Markets	$6,079,058	$—	$—
Chemicals	13,071,519	—	—
Commercial Services & Supplies	8,895,625	—	—
Communications Equipment	7,224,721	—	—
Construction Materials	2,137,058	—	—
Consumer Finance	10,737,283	—	—
Containers & Packaging	2,920,478	—	—
Distributors	2,240,009	—	—
Diversified Consumer Services	11,043,984	—	—
Diversified Telecommunication Services	5,520,219	—	—
Electrical Equipment	11,557,427	—	—
Electronic Equipment, Instruments & Components	12,260,535	—	—
Energy Equipment & Services	5,570,678	—	—
Equity Real Estate Investment Trusts (REITs)	12,665,809	—	—
Food & Staples Retailing	11,944,289	—	—
Food Products	16,765,538	—	—
Health Care Equipment & Supplies	55,089,301	—	—
Health Care Providers & Services	17,604,302	—	—
Health Care Technology	15,597,831	—	—
Hotels, Restaurants & Leisure	30,904,736	—	—
Household Durables	5,553,941	—	—
Insurance	14,819,406	—	—
Interactive Media & Services	7,002,021	—	—
Internet & Direct Marketing Retail	3,723,039	—	—
IT Services	45,809,052	—	—
Leisure Products	2,743,480	—	—
Life Sciences Tools & Services	5,231,362	—	—
Machinery	33,503,360	—	—
Multiline Retail	2,524,622	—	—
Oil, Gas & Consumable Fuels	4,950,552	—	—
Paper & Forest Products	3,694,790	—	—
Pharmaceuticals	18,869,605	—	—
Professional Services	12,881,083	—	—
Road & Rail	5,653,937	—	—
Semiconductors & Semiconductor Equipment	32,966,476	—	—
Software	80,457,532	—	—
Specialty Retail	16,313,846	—	—
Textiles, Apparel & Luxury Goods	23,983,119	—	—
Thrifts & Mortgage Finance	10,069,429	—	—
Trading Companies & Distributors	9,284,674	—	—
Exchange-Traded Fund	8,053,882	—	—
Affiliated Mutual Funds	151,224,365	—	—
Unaffiliated Mutual Fund	7,371,324	—	—

Total	$921,932,921	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (18.5% represents investments purchased with collateral from securities on loan)	19.5%
Biotechnology	13.2
Software	10.4
Health Care Equipment & Supplies	7.1
IT Services	5.9
Machinery	4.3
Semiconductors & Semiconductor Equipment	4.2

Hotels, Restaurants & Leisure	4.0%
Textiles, Apparel & Luxury Goods	3.1
Pharmaceuticals	2.4
Building Products	2.3
Health Care Providers & Services	2.3
Food Products	2.2
Specialty Retail	2.1
Health Care Technology	2.0

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Banks	1.9%
Insurance	1.9
Aerospace & Defense	1.8
Chemicals	1.7
Professional Services	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Electronic Equipment, Instruments & Components	1.6
Food & Staples Retailing	1.5
Electrical Equipment	1.5
Diversified Consumer Services	1.4
Consumer Finance	1.4
Thrifts & Mortgage Finance	1.3
Trading Companies & Distributors	1.2
Commercial Services & Supplies	1.1
Exchange-Traded Fund	1.0
Unaffiliated Mutual Fund	0.9
Communications Equipment	0.9
Interactive Media & Services	0.9
Capital Markets	0.8

Road & Rail	0.7%
Energy Equipment & Services	0.7
Household Durables	0.7
Diversified Telecommunication Services	0.7
Life Sciences Tools & Services	0.7
Oil, Gas & Consumable Fuels	0.6
Auto Components	0.5
Internet & Direct Marketing Retail	0.5
Paper & Forest Products	0.5
Airlines	0.4
Containers & Packaging	0.4
Leisure Products	0.4
Multiline Retail	0.3
Distributors	0.3
Construction Materials	0.3

118.8
Liabilities in excess of other assets	(18.8)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$142,303,781	$(142,303,781)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $142,303,781:
Unaffiliated investments (cost $653,607,689)	$770,708,556
Affiliated investments (cost $151,218,132)	151,224,365
Receivable for investments sold	4,964,214
Dividends receivable	305,362
Receivable for Portfolio shares sold	57,522
Tax reclaim receivable	35,423
Prepaid expenses and other assets	41,814

Total Assets	927,337,256

LIABILITIES
Payable to broker for collateral for securities on loan	143,439,656
Payable for investments purchased	6,929,990
Accrued expenses and other liabilities	357,992
Management fee payable	331,038
Payable for Portfolio shares repurchased	296,132
Distribution fee payable	31,205
Payable to affiliate	28,836
Affiliated transfer agent fee payable	369

Total Liabilities	151,415,218

NET ASSETS	$775,922,038

Net assets were comprised of:
Partners Equity	$775,922,038

Net asset value and redemption price per share, $775,922,038 / 34,627,654 outstanding shares of beneficial interest	$22.41

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$1,197,623
Income from securities lending, net (including affiliated income of $207,696)	210,790
Affiliated dividend income	110,255
Interest income	94

Total income	1,518,762

EXPENSES
Management fee	2,909,001
Distribution fee	940,910
Custodian and accounting fees	69,124
Audit fee	11,554
Trustees’ fees	9,072
Legal fees and expenses	6,663
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,501
Miscellaneous	13,156

Total expenses	3,965,457

NET INVESTMENT INCOME (LOSS)	(2,446,695)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $36,194)	37,537,508
Foreign currency transactions	(7,457)

37,530,051

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $27,553)	133,950,256
Foreign currencies	7,409

133,957,665

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	171,487,716

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,041,021

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,446,695)	$(3,723,378)
Net realized gain (loss) on investment and foreign currency transactions	37,530,051	134,815,609
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	133,957,665	(208,321,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	169,041,021	(77,229,648)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,390,513 and 5,617,990 shares, respectively]	67,151,343	116,284,297
Portfolio shares repurchased [3,593,970 and 13,785,662 shares, respectively]	(76,212,239)	(275,713,514)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(9,060,896)	(159,429,217)

CAPITAL CONTRIBUTIONS	8,412	146,529

TOTAL INCREASE (DECREASE)	159,988,537	(236,512,336)
NET ASSETS:
Beginning of period	615,933,501	852,445,837

End of period	$775,922,038	$615,933,501

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 96.9%		Value
COMMON STOCKS — 96.3%	Shares
Aerospace & Defense — 1.7%
BWX Technologies, Inc.(a)	72,673	$3,786,263
Hexcel Corp.	40,388	3,266,581
Moog, Inc. (Class A Stock)	16,950	1,586,690
Vectrus, Inc.*	82,200	3,334,032

		11,973,566

Air Freight & Logistics — 0.2%
Echo Global Logistics, Inc.*	62,000	1,293,940

Airlines — 1.0%
SkyWest, Inc.	52,100	3,160,907
Spirit Airlines, Inc.*	78,300	3,737,259

		6,898,166

Auto Components — 0.9%
Adient PLC	72,600	1,762,002
American Axle & Manufacturing Holdings, Inc.*	70,600	900,856
Dana, Inc.	172,300	3,435,662
Modine Manufacturing Co.*	12,400	177,444
Tower International, Inc.	14,800	288,600

		6,564,564

Banks — 16.3%
1st Source Corp.	3,650	169,360
Allegiance Bancshares, Inc.*	10,200	340,068
Banc of California, Inc.	110,494	1,543,601
Bancorp, Inc. (The)*	193,400	1,725,128
Bank of Commerce Holdings	7,700	82,313
Bank of Marin Bancorp	2,800	114,856
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	147,830	5,020,307
BankUnited, Inc.	127,619	4,305,865
Banner Corp.	12,600	682,290
Boston Private Financial Holdings, Inc.	153,800	1,856,366
Cathay General Bancorp	17,100	614,061
CenterState Bank Corp.	18,437	424,604
Central Valley Community Bancorp	8,100	173,907
Chemical Financial Corp.(a)	43,809	1,800,988
Chemung Financial Corp.	2,000	96,680
Community Trust Bancorp, Inc.	13,146	555,944
ConnectOne Bancorp, Inc.	72,000	1,631,520
Customers Bancorp, Inc.*	160,140	3,362,940
Eagle Bancorp, Inc.	50,751	2,747,152
East West Bancorp, Inc.	11,983	560,445
Farmers National Banc Corp.	28,500	422,655
Fidelity Southern Corp.	78,475	2,430,371
Financial Institutions, Inc.	44,800	1,305,920
First Bancorp	12,200	444,324
First BanCorp. (Puerto Rico)	485,200	5,356,608
First Business Financial Services, Inc.	17,500	411,250
First Citizens BancShares, Inc. (Class A Stock)	2,000	900,540
First Commonwealth Financial Corp.	30,900	416,223
First Financial Bancorp	21,100	511,042
First Financial Corp.	25,000	1,004,000
First Hawaiian, Inc.	15,900	411,333
First Horizon National Corp.	220,261	3,288,497

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
First Midwest Bancorp, Inc.	28,300	$579,301
Flushing Financial Corp.	13,200	293,040
FNB Corp.(a)	397,197	4,675,009
Franklin Financial Network, Inc.	4,700	130,942
Fulton Financial Corp.	55,500	908,535
Great Southern Bancorp, Inc.	18,700	1,119,195
Hancock Whitney Corp.	117,200	4,695,032
Hanmi Financial Corp.	133,975	2,983,623
Heartland Financial USA, Inc.	26,200	1,171,926
Heritage Commerce Corp.	17,300	211,925
Hilltop Holdings, Inc.	127,300	2,707,671
HomeTrust Bancshares, Inc.	9,800	246,372
IBERIABANK Corp.	138,517	10,506,514
Independent Bank Corp.	44,100	960,939
Investors Bancorp, Inc.	442,000	4,928,300
LCNB Corp.	16,100	305,900
Midland States Bancorp, Inc.	9,400	251,168
Northrim BanCorp, Inc.	7,900	281,714
OFG Bancorp (Puerto Rico)	74,000	1,758,980
Old Second Bancorp, Inc.	31,900	407,363
Orrstown Financial Services, Inc.	9,600	211,104
Pacific Mercantile Bancorp*	30,100	248,325
Pacific Premier Bancorp, Inc.	59,800	1,846,624
PacWest Bancorp	15,069	585,129
Peoples Bancorp, Inc.	37,900	1,222,654
People’s United Financial, Inc.(a)	25,600	429,568
Premier Financial Bancorp, Inc.	5,812	87,180
Republic Bancorp, Inc. (Class A Stock)	6,846	340,588
SB One Bancorp	11,100	248,085
Shore Bancshares, Inc.	7,500	122,550
Sierra Bancorp	10,800	292,896
Simmons First National Corp. (Class A Stock)	11,500	267,490
South State Corp.	3,311	243,921
Sterling Bancorp	294,470	6,266,322
Towne Bank	6,396	174,483
TriCo Bancshares	68,800	2,600,640
TriState Capital Holdings, Inc.*	7,700	164,318
Trustmark Corp.	10,000	332,500
Umpqua Holdings Corp.	98,700	1,637,433
United Community Banks, Inc.	142,800	4,078,368
Univest Financial Corp.	127,938	3,359,652
Veritex Holdings, Inc.	90,001	2,335,526
West Bancorporation, Inc.	8,300	176,126
Wintrust Financial Corp.	50,700	3,709,212

		114,815,301

Biotechnology — 0.6%
Acceleron Pharma, Inc.*(a)	18,700	768,196
Acorda Therapeutics, Inc.*	14,200	108,914
AMAG Pharmaceuticals, Inc.*(a)	18,300	182,817
Bellicum Pharmaceuticals, Inc.*	19,400	32,980
BioCryst Pharmaceuticals, Inc.*(a)	112,900	427,891
Karyopharm Therapeutics, Inc.*	79,700	477,403
Minerva Neurosciences, Inc.*	125,700	707,691
Scholar Rock Holding Corp.*(a)	62,600	992,836
Spero Therapeutics, Inc.*	60,200	692,902

		4,391,630

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Building Products — 0.6%
Builders FirstSource, Inc.*	130,200	$2,195,172
Masonite International Corp.*	29,781	1,568,863
Universal Forest Products, Inc.	2,000	76,120

		3,840,155

Capital Markets — 1.3%
BGC Partners, Inc. (Class A Stock)	77,700	406,371
BrightSphere Investment Group PLC	224,800	2,564,968
Federated Investors, Inc. (Class B Stock)	36,517	1,186,802
Hercules Capital, Inc.(a)	334,785	4,291,944
Houlihan Lokey, Inc.	10,000	445,300
Stifel Financial Corp.	5,100	301,206

		9,196,591

Chemicals — 4.2%
AdvanSix, Inc.*	15,000	366,450
Cabot Corp.	39,851	1,901,291
FutureFuel Corp.	33,400	390,446
HB Fuller Co.	52,528	2,437,299
Ingevity Corp.*	23,922	2,515,877
Kraton Corp.*	40,500	1,258,335
Livent Corp.*	222,755	1,541,465
Olin Corp.(a)	130,855	2,867,033
Sensient Technologies Corp.	63,402	4,658,779
Stepan Co.	5,900	542,269
Trinseo SA	72,600	3,073,884
Valhi, Inc.	71,700	212,949
Valvoline, Inc.	204,425	3,992,420
WR Grace & Co.	50,117	3,814,405

		29,572,902

Commercial Services & Supplies — 2.7%
ABM Industries, Inc.(a)	86,000	3,440,000
ACCO Brands Corp.	393,600	3,097,632
Clean Harbors, Inc.*	49,163	3,495,489
Kimball International, Inc. (Class B Stock)	53,700	935,991
LSC Communications, Inc.	189,979	697,223
Matthews International Corp. (Class A Stock)	50,668	1,765,780
RR Donnelley & Sons Co.	154,600	304,562
Team, Inc.*(a)	226,424	3,468,816
UniFirst Corp.	6,700	1,263,419
VSE Corp.	15,100	433,219

		18,902,131

Communications Equipment — 1.2%
Ciena Corp.*	36,900	1,517,697
Lumentum Holdings, Inc.*(a)	48,300	2,579,703
Viavi Solutions, Inc.*	331,971	4,411,895

		8,509,295

Construction & Engineering — 1.3%
EMCOR Group, Inc.	61,763	5,441,320
Great Lakes Dredge & Dock Corp.*	274,000	3,024,960
Sterling Construction Co., Inc.*	59,800	802,516

		9,268,796

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging — 0.7%
Owens-Illinois, Inc.	157,498	$2,719,990
Silgan Holdings, Inc.	74,281	2,272,999

		4,992,989

Distributors — 0.5%
Core-Mark Holding Co., Inc.	94,600	3,757,512

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	27,000	798,660
K12, Inc.*	73,800	2,244,258

		3,042,918

Diversified Financial Services — 0.1%
Cannae Holdings, Inc.*	10,200	295,596
Marlin Business Services Corp.	13,000	324,090

		619,686

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	40,872	2,426,162
IDT Corp. (Class B Stock)*	4,300	40,721

		2,466,883

Electric Utilities — 2.9%
Hawaiian Electric Industries, Inc.	58,311	2,539,444
IDACORP, Inc.	59,767	6,002,400
PNM Resources, Inc.	25,800	1,313,478
Portland General Electric Co.	177,808	9,631,859
Spark Energy, Inc. (Class A Stock)(a)	68,900	770,991

		20,258,172

Electrical Equipment — 1.1%
Encore Wire Corp.	8,500	497,930
Generac Holdings, Inc.*	60,212	4,179,315
Regal Beloit Corp.	40,274	3,290,788

		7,968,033

Electronic Equipment, Instruments & Components — 2.8%
Anixter International, Inc.*	8,700	519,477
Belden, Inc.(a)	35,466	2,112,710
Benchmark Electronics, Inc.	60,400	1,517,248
Insight Enterprises, Inc.*	31,200	1,815,840
KEMET Corp.	68,500	1,288,485
Kimball Electronics, Inc.*	41,575	675,178
Methode Electronics, Inc.	24,000	685,680
Sanmina Corp.*	145,168	4,395,687
Tech Data Corp.*	55,794	5,836,052
Vishay Intertechnology, Inc.	26,800	442,736
Vishay Precision Group, Inc.*	6,100	247,843

		19,536,936

Energy Equipment & Services — 1.1%
Forum Energy Technologies, Inc.*	150,000	513,000
FTS International, Inc.*	152,300	849,834
Matrix Service Co.*	87,100	1,764,646
McDermott International, Inc.*(a)	103,999	1,004,630
Nine Energy Service, Inc.*	64,250	1,113,453
Select Energy Services, Inc. (Class A Stock)*	209,029	2,426,827

		7,672,390

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 8.0%
Americold Realty Trust(a)	90,942	$2,948,340
Armada Hoffler Properties, Inc.	138,100	2,285,555
Ashford Hospitality Trust, Inc.	281,700	836,649
Braemar Hotels & Resorts, Inc.	103,300	1,022,670
Cedar Realty Trust, Inc.	35,100	93,015
City Office REIT, Inc.	11,200	134,288
Columbia Property Trust, Inc.	154,968	3,214,036
CoreCivic, Inc.	208,800	4,334,688
CorePoint Lodging, Inc.	53,300	660,387
CoreSite Realty Corp.	6,900	794,673
Corporate Office Properties Trust	115,498	3,045,682
Cousins Properties, Inc.	171,039	6,186,481
DiamondRock Hospitality Co.	259,600	2,684,264
Essential Properties Realty Trust, Inc.	12,800	256,512
First Industrial Realty Trust, Inc.	72,800	2,674,672
GEO Group, Inc. (The)	137,050	2,879,421
Getty Realty Corp.	45,600	1,402,656
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,500	1,592,170
Highwoods Properties, Inc.	22,000	908,600
Hudson Pacific Properties, Inc.	14,800	492,396
Jernigan Capital, Inc.	26,200	537,100
Kite Realty Group Trust	32,300	488,699
Lexington Realty Trust	192,562	1,812,008
New Senior Investment Group, Inc.	256,300	1,722,336
Preferred Apartment Communities, Inc. (Class A Stock)	47,000	702,650
Rexford Industrial Realty, Inc.	39,700	1,602,689
RLJ Lodging Trust	95,222	1,689,238
Sun Communities, Inc.	7,800	999,882
Sunstone Hotel Investors, Inc.	142,202	1,949,589
Uniti Group, Inc.	6,300	59,850
Urban Edge Properties	96,400	1,670,612
Urstadt Biddle Properties, Inc. (Class A Stock)	13,000	273,000
Xenia Hotels & Resorts, Inc.(a)	214,800	4,478,580

		56,433,388

Food & Staples Retailing — 0.8%
Grocery Outlet Holding Corp.*	18,300	601,704
Performance Food Group Co.*	91,756	3,672,993
SpartanNash Co.	103,900	1,212,513

		5,487,210

Food Products — 3.3%
Cal-Maine Foods, Inc.(a)	50,285	2,097,890
Darling Ingredients, Inc.*	279,169	5,552,672
Fresh Del Monte Produce, Inc.	26,600	716,870
Hain Celestial Group, Inc. (The)*(a)	127,562	2,793,608
Hostess Brands, Inc.*(a)	265,843	3,838,773
Sanderson Farms, Inc.(a)	25,007	3,414,956
TreeHouse Foods, Inc.*(a)	89,994	4,868,675

		23,283,444

Gas Utilities — 1.3%
New Jersey Resources Corp.(a)	54,400	2,707,488
ONE Gas, Inc.	16,700	1,508,010

COMMON STOCKS (continued)	Shares	Value
Gas Utilities (continued)
Southwest Gas Holdings, Inc.	38,400	$3,441,408
Spire, Inc.	16,300	1,367,896

		9,024,802

Health Care Equipment & Supplies — 0.5%
Integra LifeSciences Holdings Corp.*	19,127	1,068,243
Lantheus Holdings, Inc.*	80,400	2,275,320
SI-BONE, Inc.*	18,300	372,222

		3,715,785

Health Care Providers & Services — 2.0%
American Renal Associates Holdings, Inc.*	33,100	246,264
Cross Country Healthcare, Inc.*	109,600	1,028,048
Magellan Health, Inc.*	55,600	4,127,188
Molina Healthcare, Inc.*	6,700	959,038
Owens & Minor, Inc.(a)	141,300	452,160
Patterson Cos., Inc.(a)	197,090	4,513,361
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	104,200	2,485,170

		13,811,229

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	29,500	819,805

Hotels, Restaurants & Leisure — 0.2%
Del Frisco’s Restaurant Group, Inc.*(a)	160,064	1,274,109

Household Durables — 0.9%
Bassett Furniture Industries, Inc.	18,100	276,025
Hamilton Beach Brands Holding Co. (Class A Stock)	7,700	146,685
Helen of Troy Ltd.*	12,500	1,632,375
Hooker Furniture Corp.	21,600	445,392
KB Home	125,100	3,218,823
Lifetime Brands, Inc.	42,800	404,888

		6,124,188

Household Products — 0.7%
Central Garden & Pet Co. (Class A Stock)*	122,700	3,023,328
Spectrum Brands Holdings, Inc.(a)	37,130	1,996,480

		5,019,808

Independent Power & Renewable Electricity Producers — 0.8%
Atlantic Power Corp.*	105,500	255,310
Clearway Energy, Inc. (Class A Stock)	94,000	1,520,920
Clearway Energy, Inc. (Class C Stock)	44,600	751,956
Vistra Energy Corp.	135,308	3,063,373

		5,591,559

Insurance — 1.7%
American Equity Investment Life Holding Co.	125,700	3,414,012
FedNat Holding Co.	31,100	443,797
First American Financial Corp.	35,600	1,911,720
Hanover Insurance Group, Inc. (The)	12,811	1,643,651
Heritage Insurance Holdings, Inc.	16,100	248,101
National General Holdings Corp.	9,100	208,754

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
ProAssurance Corp.	55,976	$2,021,294
Safety Insurance Group, Inc.	10,800	1,027,404
Stewart Information Services Corp.	9,600	388,704
Third Point Reinsurance Ltd. (Bermuda)*	88,900	917,448

		12,224,885

Internet & Direct Marketing Retail — 0.4%
Liberty Expedia Holdings, Inc. (Class A Stock)*	61,150	2,922,358

IT Services — 3.8%
CACI International, Inc. (Class A Stock)*	28,305	5,790,920
Conduent, Inc.*	318,850	3,057,772
EVERTEC, Inc. (Puerto Rico)	10,600	346,620
ExlService Holdings, Inc.*	58,826	3,890,163
KBR, Inc.	203,000	5,062,820
Limelight Networks, Inc.*	367,700	992,790
ManTech International Corp. (Class A Stock)	63,253	4,165,210
Perspecta, Inc.	143,800	3,366,358

		26,672,653

Leisure Products — 0.4%
Callaway Golf Co.	107,031	1,836,652
Vista Outdoor, Inc.*(a)	130,685	1,160,483

		2,997,135

Life Sciences Tools & Services — 0.4%
Charles River Laboratories International, Inc.*	21,974	3,118,111

Machinery — 4.9%
Actuant Corp. (Class A Stock)	83,191	2,063,969
Altra Industrial Motion Corp.	76,631	2,749,520
CIRCOR International, Inc.*	37,347	1,717,962
Commercial Vehicle Group, Inc.*	113,900	913,478
EnPro Industries, Inc.	42,938	2,741,162
Graham Corp.	9,600	194,016
Hurco Cos., Inc.	17,700	629,412
Hyster-Yale Materials Handling, Inc.	10,400	574,704
ITT, Inc.	70,297	4,603,047
LB Foster Co. (Class A Stock)*	8,300	226,922
Meritor, Inc.*	164,600	3,991,550
Milacron Holdings Corp.*	288,837	3,985,951
SPX FLOW, Inc.*	32,033	1,340,901
Standex International Corp.	42,098	3,079,048
TriMas Corp.*	83,856	2,597,020
Wabash National Corp.	175,500	2,855,385

		34,264,047

Media — 2.3%
comScore, Inc.*	1,600	8,256
EW Scripps Co. (The) (Class A Stock)	19,300	295,097
Fluent, Inc.*	97,600	525,088
Gannett Co., Inc.(a)	106,623	870,044
Gray Television, Inc.*	37,000	606,430
Liberty Latin America Ltd. (Chile) (Class A Stock)*	115,900	1,996,957
Meredith Corp.(a)	14,600	803,876

COMMON STOCKS (continued)	Shares	Value
Media (continued)
National CineMedia, Inc.	33,100	$217,136
Nexstar Media Group, Inc. (Class A Stock)(a)	34,079	3,441,979
Sinclair Broadcast Group, Inc. (Class A Stock)	65,316	3,502,897
TEGNA, Inc.	50,000	757,500
Tribune Media Co. (Class A Stock)	67,746	3,131,220

		16,156,480

Metals & Mining — 1.1%
Allegheny Technologies, Inc.*(a)	127,845	3,221,694
Cleveland-Cliffs, Inc.(a)	20,700	220,869
Commercial Metals Co.	81,800	1,460,130
Ramaco Resources, Inc.*	50,200	267,064
Warrior Met Coal, Inc.	101,300	2,645,956

		7,815,713

Mortgage Real Estate Investment Trusts (REITs) — 2.0%
AG Mortgage Investment Trust, Inc.	174,300	2,771,370
ARMOUR Residential REIT, Inc.	24,000	447,360
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	155,854	5,545,285
Dynex Capital, Inc.	1	17
Invesco Mortgage Capital, Inc.	93,800	1,512,056
KKR Real Estate Finance Trust, Inc.(a)	77,500	1,543,800
Redwood Trust, Inc.	129,000	2,132,370

		13,952,258

Multi-Utilities — 0.6%
Black Hills Corp.	34,399	2,688,970
NorthWestern Corp.	12,800	923,520
Unitil Corp.	8,300	497,087

		4,109,577

Oil, Gas & Consumable Fuels — 3.4%
Abraxas Petroleum Corp.*	380,500	391,915
Arch Coal, Inc. (Class A Stock)(a)	31,900	3,005,299
Callon Petroleum Co.*(a)	342,133	2,254,656
Carrizo Oil & Gas, Inc.*(a)	151,850	1,521,537
CONSOL Energy, Inc.*	12,400	329,964
CVR Energy, Inc.(a)	41,100	2,054,589
Delek US Holdings, Inc.(a)	86,400	3,500,928
Denbury Resources, Inc.*(a)	215,300	266,972
Evolution Petroleum Corp.	54,800	391,820
Gulfport Energy Corp.*	319,000	1,566,290
Midstates Petroleum Co., Inc.*	76,100	448,229
Par Pacific Holdings, Inc.*	27,000	554,040
Peabody Energy Corp.	65,400	1,576,140
Renewable Energy Group, Inc.*(a)	127,000	2,014,220
REX American Resources Corp.*	2,400	174,960
Southwestern Energy Co.*	169,400	535,304
SRC Energy, Inc.*	175,256	869,270
W&T Offshore, Inc.*	438,500	2,174,960

		23,631,093

Paper & Forest Products — 1.0%
Boise Cascade Co.	69,400	1,950,834
Louisiana-Pacific Corp.	76,100	1,995,342

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	84,747	$2,811,905
Verso Corp. (Class A Stock)*	29,500	561,975

		7,320,056

Pharmaceuticals — 0.8%
Kala Pharmaceuticals, Inc.*(a)	105,400	672,452
Lannett Co., Inc.*(a)	132,800	804,768
Prestige Consumer Healthcare, Inc.*(a)	116,570	3,692,938
Zogenix, Inc.*(a)	9,800	468,244

		5,638,402

Professional Services — 2.1%
Acacia Research Corp.*	124,900	369,704
CBIZ, Inc.*	58,200	1,140,138
CRA International, Inc.	10,800	413,964
Heidrick & Struggles International, Inc.	16,900	506,493
Huron Consulting Group, Inc.*	68,215	3,436,672
Kelly Services, Inc. (Class A Stock)	142,825	3,740,587
Korn Ferry	85,302	3,418,051
TrueBlue, Inc.*	82,600	1,822,156

		14,847,765

Real Estate Management & Development — 0.1%
Newmark Group, Inc. (Class A Stock)	36,753	330,042

Road & Rail — 0.4%
ArcBest Corp.(a)	69,400	1,950,834
Covenant Transportation Group, Inc. (Class A Stock)*	9,800	144,158
YRC Worldwide, Inc.*	145,170	585,035

		2,680,027

Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor Ltd.*	123,019	1,148,997
Amkor Technology, Inc.*	164,300	1,225,678
Cohu, Inc.	47,400	731,382
Cree, Inc.*	975	54,776
MACOM Technology Solutions Holdings, Inc.*(a)	390,184	5,903,484
Photronics, Inc.*	92,900	761,780
Rambus, Inc.*	299,000	3,599,960
Semtech Corp.*	30,245	1,453,272
Ultra Clean Holdings, Inc.*(a)	46,800	651,456

		15,530,785

Software — 0.1%
Avaya Holdings Corp.*(a)	49,000	583,590

Specialty Retail — 2.9%
Abercrombie & Fitch Co. (Class A Stock)(a)	24,400	391,376
Barnes & Noble Education, Inc.*	260,600	875,616
Cato Corp. (The) (Class A Stock)(a)	48,600	598,752
Citi Trends, Inc.	27,000	394,740
Designer Brands, Inc. (Class A Stock)	6,900	132,273
Hibbett Sports, Inc.*(a)	146,500	2,666,300
Lithia Motors, Inc. (Class A Stock)(a)	7,300	867,094
Michaels Cos., Inc. (The)*(a)	116,008	1,009,270

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Murphy USA, Inc.*(a)	62,011	$5,210,784
Office Depot, Inc.	1,391,000	2,865,460
Rent-A-Center, Inc.*	164,000	4,367,320
Zumiez, Inc.*(a)	30,100	785,610

		20,164,595

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	30,493	2,974,287
Culp, Inc.	11,200	212,800
Deckers Outdoor Corp.*	12,000	2,111,640
Oxford Industries, Inc.(a)	25,288	1,916,831
Steven Madden Ltd.	48,478	1,645,828

		8,861,386

Thrifts & Mortgage Finance — 2.9%
Columbia Financial, Inc.*	82,400	1,244,240
Dime Community Bancshares, Inc.	46,400	881,136
Essent Group Ltd.*	73,100	3,434,969
First Defiance Financial Corp.	19,100	545,687
FS Bancorp, Inc.	4,200	217,854
HomeStreet, Inc.*	20,500	607,620
Luther Burbank Corp.	35,900	390,951
MGIC Investment Corp.*	263,600	3,463,704
PennyMac Financial Services, Inc.	107,800	2,391,004
Radian Group, Inc.	139,200	3,180,720
Riverview Bancorp, Inc.	26,000	222,040
Territorial Bancorp, Inc.	3,200	98,880
TrustCo Bank Corp. NY	74,600	590,832
United Community Financial Corp.	24,800	237,336
Walker & Dunlop, Inc.	49,000	2,607,290
WSFS Financial Corp.	3,000	123,900

		20,238,163

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	2,600	159,978
BMC Stock Holdings, Inc.*	17,800	377,360
DXP Enterprises, Inc.*	8,500	322,065
MRC Global, Inc.*	114,700	1,963,664
NOW, Inc.*(a)	44,900	662,724
Rush Enterprises, Inc. (Class A Stock)	49,400	1,804,088
Veritiv Corp.*	20,900	405,878

		5,695,757

Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	3,700	137,529
Consolidated Water Co. Ltd. (Cayman Islands)	33,800	481,988

		619,517

Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	6,900	103,776

TOTAL COMMON STOCKS (cost $662,223,313)		676,606,054

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Shares	Value

EXCHANGE-TRADED FUND — 0.6%
iShares Russell 2000 Value ETF(a) (cost $4,258,057)	36,484	$4,396,322

TOTAL LONG-TERM INVESTMENTS (cost $666,481,370)		681,002,376

SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	12,369,137	12,369,137
PGIM Institutional Money Market Fund (cost $93,643,718; includes $93,468,167 of cash collateral for securities on loan)(b)(w)	93,619,237	93,647,323

TOTAL SHORT-TERM INVESTMENTS (cost $106,012,855)		106,016,460

TOTAL INVESTMENTS — 112.0% (cost $772,494,225)		787,018,836
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (12.0)%		(84,025,560)

NET ASSETS — 100.0%		$702,993,276

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,216,407; cash collateral of $93,468,167 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
178	Russell 2000 E-Mini Index	Sep. 2019	$13,947,190	$66,264

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$448,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,973,566	$—	$—
Air Freight & Logistics	1,293,940	—	—
Airlines	6,898,166	—	—
Auto Components	6,564,564	—	—
Banks	114,815,301	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Biotechnology	$4,391,630	$—	$—
Building Products	3,840,155	—	—
Capital Markets	9,196,591	—	—
Chemicals	29,572,902	—	—
Commercial Services & Supplies	18,902,131	—	—
Communications Equipment	8,509,295	—	—
Construction & Engineering	9,268,796	—	—
Containers & Packaging	4,992,989	—	—
Distributors	3,757,512	—	—
Diversified Consumer Services	3,042,918	—	—
Diversified Financial Services	619,686	—	—
Diversified Telecommunication Services	2,466,883	—	—
Electric Utilities	20,258,172	—	—
Electrical Equipment	7,968,033	—	—
Electronic Equipment, Instruments & Components	19,536,936	—	—
Energy Equipment & Services	7,672,390	—	—
Equity Real Estate Investment Trusts (REITs)	56,433,388	—	—
Food & Staples Retailing	5,487,210	—	—
Food Products	23,283,444	—	—
Gas Utilities	9,024,802	—	—
Health Care Equipment & Supplies	3,715,785	—	—
Health Care Providers & Services	13,811,229	—	—
Health Care Technology	819,805	—	—
Hotels, Restaurants & Leisure	1,274,109	—	—
Household Durables	6,124,188	—	—
Household Products	5,019,808	—	—
Independent Power & Renewable Electricity Producers	5,591,559	—	—
Insurance	12,224,885	—	—
Internet & Direct Marketing Retail	2,922,358	—	—
IT Services	26,672,653	—	—
Leisure Products	2,997,135	—	—
Life Sciences Tools & Services	3,118,111	—	—
Machinery	34,264,047	—	—
Media	16,156,480	—	—
Metals & Mining	7,815,713	—	—
Mortgage Real Estate Investment Trusts (REITs)	13,952,258	—	—
Multi-Utilities	4,109,577	—	—
Oil, Gas & Consumable Fuels	23,631,093	—	—
Paper & Forest Products	7,320,056	—	—
Pharmaceuticals	5,638,402	—	—
Professional Services	14,847,765	—	—
Real Estate Management & Development	330,042	—	—
Road & Rail	2,680,027	—	—
Semiconductors & Semiconductor Equipment	15,530,785	—	—
Software	583,590	—	—
Specialty Retail	20,164,595	—	—
Textiles, Apparel & Luxury Goods	8,861,386	—	—
Thrifts & Mortgage Finance	20,238,163	—	—
Trading Companies & Distributors	5,695,757	—	—
Water Utilities	619,517	—	—
Wireless Telecommunication Services	103,776	—	—
Exchange-Traded Fund	4,396,322	—	—
Affiliated Mutual Funds	106,016,460	—	—
Other Financial Instruments*
Futures Contracts	66,264	—	—

Total	$787,085,100	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Banks	16.3%
Affiliated Mutual Funds (13.3% represents investments purchased with collateral from securities on loan)	15.1
Equity Real Estate Investment Trusts (REITs)	8.0
Machinery	4.9
Chemicals	4.2
IT Services	3.8
Oil, Gas & Consumable Fuels	3.4
Food Products	3.3
Electric Utilities	2.9
Thrifts & Mortgage Finance	2.9
Specialty Retail	2.9
Electronic Equipment, Instruments & Components	2.8
Commercial Services & Supplies	2.7
Media	2.3
Semiconductors & Semiconductor Equipment	2.2
Professional Services	2.1
Mortgage Real Estate Investment Trusts (REITs)	2.0
Health Care Providers & Services	2.0
Insurance	1.7
Aerospace & Defense	1.7
Construction & Engineering	1.3
Capital Markets	1.3
Gas Utilities	1.3
Textiles, Apparel & Luxury Goods	1.3
Communications Equipment	1.2
Electrical Equipment	1.1
Metals & Mining	1.1
Energy Equipment & Services	1.1
Paper & Forest Products	1.0
Airlines	1.0
Auto Components	0.9
Household Durables	0.9

Trading Companies & Distributors	0.8%
Pharmaceuticals	0.8
Independent Power & Renewable Electricity Producers	0.8
Food & Staples Retailing	0.8
Household Products	0.7
Containers & Packaging	0.7
Exchange-Traded Fund	0.6
Biotechnology	0.6
Multi-Utilities	0.6
Building Products	0.6
Distributors	0.5
Health Care Equipment & Supplies	0.5
Life Sciences Tools & Services	0.4
Diversified Consumer Services	0.4
Leisure Products	0.4
Internet & Direct Marketing Retail	0.4
Road & Rail	0.4
Diversified Telecommunication Services	0.4
Air Freight & Logistics	0.2
Hotels, Restaurants & Leisure	0.2
Health Care Technology	0.1
Diversified Financial Services	0.1
Water Utilities	0.1
Software	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.0 *

112.0
Liabilities in excess of other assets	(12.0)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$66,264	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,071,460

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(75,986)

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$13,118,620

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$92,216,407	$(92,216,407)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $92,216,407:
Unaffiliated investments (cost $666,481,370)	$681,002,376
Affiliated investments (cost $106,012,855)	106,016,460
Cash	80,541
Receivable for investments sold	16,509,093
Receivable for Portfolio shares sold	2,108,598
Dividends and interest receivable	1,175,585
Deposit with broker for centrally cleared/exchange-traded derivatives	448,000
Due from broker-variation margin futures	29,656
Tax reclaim receivable	7,438
Prepaid expenses and other assets	17,267

Total Assets	807,395,014

LIABILITIES
Payable to broker for collateral for securities on loan	93,468,167
Payable for investments purchased	10,323,465
Accrued expenses and other liabilities	278,749
Management fee payable	269,076
Distribution fee payable	28,256
Payable for Portfolio shares repurchased	26,218
Payable to affiliate	7,438
Affiliated transfer agent fee payable	369

Total Liabilities	104,401,738

NET ASSETS	$702,993,276

Net assets were comprised of:
Partners Equity	$702,993,276

Net asset value and redemption price per share, $702,993,276 / 25,991,553 outstanding shares of beneficial interest	$27.05

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,672 foreign withholding tax)	$6,815,320
Affiliated dividend income	279,899
Income from securities lending, net (including affiliated income of $135,391)	144,110
Interest income	7,589

Total income	7,246,918

EXPENSES
Management fee	2,614,824
Distribution fee	903,562
Custodian and accounting fees	76,183
Audit fee	12,992
Trustees’ fees	9,120
Legal fees and expenses	6,696
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	3,044
Miscellaneous	13,835

Total expenses	3,643,732

NET INVESTMENT INCOME (LOSS)	3,603,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $22,043)	(5,082,509)
Futures transactions	2,071,460
Foreign currency transactions	(29)

(3,011,078)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,143)	85,598,740
Futures	(75,986)
Foreign currencies	29

85,522,783

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	82,511,705

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,114,891

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,603,186	$5,715,741
Net realized gain (loss) on investment and foreign currency transactions	(3,011,078)	68,432,130
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	85,522,783	(218,635,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	86,114,891	(144,487,194)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,826,875 and 6,747,603 shares, respectively]	202,855,355	189,168,006
Portfolio shares repurchased [6,638,748 and 16,109,019 shares, respectively]	(175,010,910)	(434,217,320)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	27,844,445	(245,049,314)

CAPITAL CONTRIBUTIONS	913	2,132

TOTAL INCREASE (DECREASE)	113,960,249	(389,534,376)
NET ASSETS:
Beginning of period	589,033,027	978,567,403

End of period	$702,993,276	$589,033,027

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 6.5%
Boeing Co. (The)	387,788	$141,158,710
Northrop Grumman Corp.	96,444	31,162,021
Spirit AeroSystems Holdings, Inc. (Class A Stock)	155,364	12,641,968

		184,962,699

Auto Components — 1.4%
Aptiv PLC	496,252	40,112,049

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.*	114,124	14,947,961
Vertex Pharmaceuticals, Inc.*	217,915	39,961,253

		54,909,214

Capital Markets — 3.6%
Charles Schwab Corp. (The)	987,336	39,681,034
Intercontinental Exchange, Inc.	307,161	26,397,416
Morgan Stanley	435,891	19,096,385
TD Ameritrade Holding Corp.	366,401	18,290,738

		103,465,573

Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	257,836	24,643,965

Entertainment — 2.3%
Electronic Arts, Inc.*	127,885	12,949,635
Netflix, Inc.*	106,990	39,299,567
Tencent Music Entertainment Group (China), ADR*(a)	955,334	14,320,457

		66,569,659

Health Care Equipment & Supplies — 6.2%
Becton, Dickinson & Co.	215,936	54,418,031
Intuitive Surgical, Inc.*	106,242	55,729,241
Stryker Corp.	325,406	66,896,966

		177,044,238

Health Care Providers & Services — 6.0%
Anthem, Inc.	92,037	25,973,762
Centene Corp.*	238,710	12,517,952
Cigna Corp.	303,636	47,837,852
HCA Healthcare, Inc.	352,905	47,702,169
UnitedHealth Group, Inc.	88,640	21,629,046
WellCare Health Plans, Inc.*	51,455	14,668,277

		170,329,058

Hotels, Restaurants & Leisure — 3.0%
Hilton Worldwide Holdings, Inc.	306,470	29,954,378
Las Vegas Sands Corp.	276,279	16,325,326
McDonald’s Corp.	86,476	17,957,606
Restaurant Brands International, Inc. (Canada)	289,612	20,139,619

		84,376,929

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	90,647	15,826,060

Interactive Media & Services — 15.1%
Alphabet, Inc. (Class A Stock)*	110,781	119,953,667
Alphabet, Inc. (Class C Stock)*	54,505	58,914,999
Facebook, Inc. (Class A Stock)*	834,133	160,987,669
IAC/InterActiveCorp*	101,319	22,039,922
Tencent Holdings Ltd. (China), ADR(a)	1,468,354	66,457,702

		428,353,959

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail — 11.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	368,953	$62,519,086
Amazon.com, Inc.*	126,849	240,205,072
Booking Holdings, Inc.*	16,386	30,718,998

		333,443,156

IT Services — 9.5%
Fidelity National Information Services, Inc.	131,343	16,113,159
Global Payments, Inc.	253,665	40,619,377
PayPal Holdings, Inc.*	382,557	43,787,474
Total System Services, Inc.	190,445	24,428,380
Visa, Inc. (Class A Stock)(a)	832,311	144,447,574

		269,395,964

Life Sciences Tools & Services — 0.7%
Avantor, Inc.*(a)	992,580	18,948,352

Machinery — 1.0%
Fortive Corp.	157,233	12,817,634
PACCAR, Inc.	214,942	15,402,744

		28,220,378

Multiline Retail — 1.4%
Dollar General Corp.	295,208	39,900,313

Multi-Utilities — 0.8%
Sempra Energy	159,208	21,881,548

Oil, Gas & Consumable Fuels — 0.5%
Concho Resources, Inc.(a)	128,527	13,261,416

Pharmaceuticals — 0.5%
Eli Lilly & Co.	126,205	13,982,252

Road & Rail — 0.6%
J.B. Hunt Transport Services, Inc.	129,635	11,849,935
Uber Technologies, Inc.*(a)	94,042	4,361,668

		16,211,603

Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV (Netherlands)	107,977	22,451,657
Marvell Technology Group Ltd.	989,478	23,618,840
Maxim Integrated Products, Inc.	275,239	16,464,797

		62,535,294

Software — 16.7%
Atlassian Corp. PLC (Class A Stock)*	21,617	2,828,368
Intuit, Inc.	242,470	63,364,685
Microsoft Corp.	1,472,248	197,222,342
Red Hat, Inc.*	175,712	32,991,685
salesforce.com, Inc.*	248,367	37,684,725
ServiceNow, Inc.*	95,193	26,137,142
Splunk, Inc.*(a)	224,568	28,239,426
Temenos AG (Switzerland), ADR(a)	49,985	8,931,220
VMware, Inc. (Class A Stock)(a)	282,294	47,202,380
Workday, Inc. (Class A Stock)*	130,742	26,877,941
Zoom Video Communications, Inc. (Class A Stock)*(a)	7,332	651,008

		472,130,922

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail — 1.1%
Ross Stores, Inc.	318,495	$31,569,224

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	236,490	46,806,101

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc. (Class B Stock)	303,749	25,499,729

Tobacco — 0.9%
Philip Morris International, Inc.	323,084	25,371,786

Water Utilities — 0.4%
American Water Works Co., Inc.	109,936	12,752,576

TOTAL LONG-TERM INVESTMENTS (cost $1,923,146,454)		2,782,504,017

SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	52,429,511	52,429,511

SHORT-TERM INVESTMENTS (continued)	Shares	Value
PGIM Institutional Money Market Fund (cost $181,350,756; includes $181,049,750 of cash collateral for securities on loan)(b)(w)	181,304,248	$181,358,639

TOTAL SHORT-TERM INVESTMENTS (cost $233,780,267)		233,788,150

TOTAL INVESTMENTS — 106.4% (cost $2,156,926,721)		3,016,292,167
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(182,553,376)

NET ASSETS — 100.0%		$2,833,738,791

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $178,329,846; cash collateral of $181,049,750 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$184,962,699	$—	$—
Auto Components	40,112,049	—	—
Biotechnology	54,909,214	—	—
Capital Markets	103,465,573	—	—
Commercial Services & Supplies	24,643,965	—	—
Entertainment	66,569,659	—	—
Health Care Equipment & Supplies	177,044,238	—	—
Health Care Providers & Services	170,329,058	—	—
Hotels, Restaurants & Leisure	84,376,929	—	—
Industrial Conglomerates	15,826,060	—	—
Interactive Media & Services	428,353,959	—	—
Internet & Direct Marketing Retail	333,443,156	—	—
IT Services	269,395,964	—	—
Life Sciences Tools & Services	18,948,352	—	—
Machinery	28,220,378	—	—
Multiline Retail	39,900,313	—	—
Multi-Utilities	21,881,548	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$13,261,416	$—	$—
Pharmaceuticals	13,982,252	—	—
Road & Rail	16,211,603	—	—
Semiconductors & Semiconductor Equipment	62,535,294	—	—
Software	472,130,922	—	—
Specialty Retail	31,569,224	—	—
Technology Hardware, Storage & Peripherals	46,806,101	—	—
Textiles, Apparel & Luxury Goods	25,499,729	—	—
Tobacco	25,371,786	—	—
Water Utilities	12,752,576	—	—
Affiliated Mutual Funds	233,788,150	—	—

Total	$3,016,292,167	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Software	16.7%
Interactive Media & Services	15.1
Internet & Direct Marketing Retail	11.8
IT Services	9.5
Affiliated Mutual Funds (6.4% represents investments purchased with collateral from securities on loan)	8.2
Aerospace & Defense	6.5
Health Care Equipment & Supplies	6.2
Health Care Providers & Services	6.0
Capital Markets	3.6
Hotels, Restaurants & Leisure	3.0
Entertainment	2.3
Semiconductors & Semiconductor Equipment	2.2
Biotechnology	1.9
Technology Hardware, Storage & Peripherals	1.7
Auto Components	1.4
Multiline Retail	1.4

Specialty Retail	1.1%
Machinery	1.0
Textiles, Apparel & Luxury Goods	0.9
Tobacco	0.9
Commercial Services & Supplies	0.9
Multi-Utilities	0.8
Life Sciences Tools & Services	0.7
Road & Rail	0.6
Industrial Conglomerates	0.6
Pharmaceuticals	0.5
Oil, Gas & Consumable Fuels	0.5
Water Utilities	0.4

106.4
Liabilities in excess of other assets	(6.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$178,329,846	$(178,329,846)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $178,329,846:
Unaffiliated investments (cost $1,923,146,454)	$2,782,504,017
Affiliated investments (cost $233,780,267)	233,788,150
Receivable for investments sold	2,625,959
Dividends receivable	783,998
Receivable for Portfolio shares sold	129,868
Tax reclaim receivable	96,458
Prepaid expenses and other assets	45,269

Total Assets	3,019,973,719

LIABILITIES
Payable to broker for collateral for securities on loan	181,049,750
Payable for investments purchased	3,018,808
Payable for Portfolio shares repurchased	806,494
Management fee payable	768,861
Accrued expenses and other liabilities	392,244
Distribution fee payable	116,114
Payable to affiliate	82,288
Affiliated transfer agent fee payable	369

Total Liabilities	186,234,928

NET ASSETS	$2,833,738,791

Net assets were comprised of:
Partners Equity	$2,833,738,791

Net asset value and redemption price per share, $2,833,738,791 / 66,687,439 outstanding shares of beneficial interest	$42.49

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $94,120 foreign withholding tax)	$10,395,940
Affiliated dividend income	870,091
Income from securities lending, net (including affiliated income of $229,474)	323,478

Total income	11,589,509

EXPENSES
Management fee	9,131,197
Distribution fee	3,374,095
Custodian and accounting fees	93,505
Trustees’ fees	19,561
Audit fee	12,199
Legal fees and expenses	9,797
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,087
Miscellaneous	27,839

Total expenses	12,673,756
Less: Fee waiver and/or expense reimbursement	(485,870)

Net expenses	12,187,886

NET INVESTMENT INCOME (LOSS)	(598,377)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $56,735)	73,255,574
Foreign currency transactions	721

73,256,295

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $25,686)	358,937,291
Foreign currencies	(721)

358,936,570

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	432,192,865

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$431,594,488

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(598,377)	$3,169,570
Net realized gain (loss) on investment and foreign currency transactions	73,256,295	405,421,994
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	358,936,570	(293,870,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	431,594,488	114,721,485

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,053,078 and 5,887,534 shares, respectively]	203,389,807	223,402,820
Portfolio shares repurchased [4,302,994 and 15,612,940 shares, respectively]	(174,130,354)	(586,774,058)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	29,259,453	(363,371,238)

CAPITAL CONTRIBUTIONS	1,156	12,774

TOTAL INCREASE (DECREASE)	460,855,097	(248,636,979)
NET ASSETS:
Beginning of period	2,372,883,694	2,621,520,673

End of period	$2,833,738,791	$2,372,883,694

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS — 95.6%	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	136,939	$49,847,165
Raytheon Co.	140,955	24,509,256

		74,356,421

Air Freight & Logistics — 1.4%
United Parcel Service, Inc. (Class B Stock)	412,917	42,641,939

Airlines — 1.2%
Southwest Airlines Co.	695,918	35,338,716

Auto Components — 0.7%
Magna International, Inc. (Canada)	405,662	20,161,401

Banks — 10.9%
Citigroup, Inc.	417,840	29,261,335
Fifth Third Bancorp	1,667,958	46,536,028
JPMorgan Chase & Co.	888,937	99,383,157
Signature Bank	116,774	14,110,970
U.S. Bancorp	671,837	35,204,259
Wells Fargo & Co.	2,103,659	99,545,144

		324,040,893

Beverages — 0.8%
PepsiCo, Inc.	181,988	23,864,086

Biotechnology — 0.9%
Gilead Sciences, Inc.	377,538	25,506,467

Building Products — 2.1%
Fortune Brands Home & Security, Inc.	583,375	33,328,214
Johnson Controls International PLC(a)	717,445	29,637,653

		62,965,867

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	677,136	29,895,554
Franklin Resources, Inc.(a)	677,262	23,568,718
Morgan Stanley	1,311,817	57,470,703

		110,934,975

Chemicals — 2.2%
CF Industries Holdings, Inc.	495,938	23,165,264
Corteva, Inc.*	175,018	5,175,282
Dow, Inc.	277,905	13,703,496
DuPont de Nemours, Inc.	324,718	24,376,580

		66,420,622

Commercial Services & Supplies — 0.5%
Stericycle, Inc.*(a)	343,060	16,381,115

Communications Equipment — 2.2%
Cisco Systems, Inc.	1,208,987	66,167,858

Containers & Packaging — 1.2%
International Paper Co.	837,875	36,296,745

Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc.	598,487	12,508,378

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	568,418	19,047,687
Verizon Communications, Inc.	1,003,436	57,326,299

		76,373,986

COMMON STOCKS (continued)	Shares	Value
Electric Utilities — 4.4%
Duke Energy Corp.	186,391	$16,447,142
Evergy, Inc.	551,196	33,154,439
NextEra Energy, Inc.	32,236	6,603,867
PG&E Corp.*	384,221	8,806,345
Southern Co. (The)	1,221,428	67,520,540

		132,532,333

Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity Ltd.	258,760	24,784,033

Entertainment — 0.3%
Walt Disney Co. (The)	67,627	9,443,434

Equity Real Estate Investment Trusts (REITs) — 1.8%
SL Green Realty Corp.	220,810	17,746,500
Weyerhaeuser Co.	1,313,171	34,588,924

		52,335,424

Food & Staples Retailing — 1.3%
Walmart, Inc.	364,293	40,250,734

Food Products — 4.1%
Bunge Ltd.	485,681	27,057,289
Conagra Brands, Inc.(a)	714,391	18,945,649
Tyson Foods, Inc. (Class A Stock)	954,770	77,088,130

		123,091,068

Health Care Equipment & Supplies — 4.5%
Becton, Dickinson & Co.	97,048	24,457,066
Hologic, Inc.*	543,154	26,082,255
Medtronic PLC	666,732	64,933,030
Zimmer Biomet Holdings, Inc.	158,960	18,715,950

		134,188,301

Health Care Providers & Services — 1.4%
CVS Health Corp.	759,794	41,401,175

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	438,225	20,399,374
Las Vegas Sands Corp.	309,626	18,295,800

		38,695,174

Household Products — 1.6%
Kimberly-Clark Corp.	351,354	46,828,461

Industrial Conglomerates — 1.9%
General Electric Co.	5,363,368	56,315,364

Insurance — 7.8%
American International Group, Inc.	1,315,296	70,078,971
Chubb Ltd.	397,790	58,590,489
Loews Corp.	491,339	26,861,503
Marsh & McLennan Cos., Inc.	389,367	38,839,358
MetLife, Inc.	772,629	38,376,483

		232,746,804

IT Services — 0.5%
Cognizant Technology Solutions Corp. (Class A Stock)	219,097	13,888,559

Leisure Products — 0.2%
Mattel, Inc.*(a)	478,493	5,363,907

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	65,058	$19,106,233

Machinery — 0.8%
Illinois Tool Works, Inc.(a)	156,287	23,569,642

Media — 2.8%
Comcast Corp. (Class A Stock)	880,691	37,235,615
Fox Corp. (Class B Stock)	757,698	27,678,708
News Corp. (Class A Stock)	1,273,248	17,176,116

		82,090,439

Multiline Retail — 0.3%
Kohl’s Corp.(a)	165,459	7,867,575

Multi-Utilities — 0.4%
Sempra Energy	87,874	12,077,403

Oil, Gas & Consumable Fuels — 9.4%
EQT Corp.	381,612	6,033,286
Equitrans Midstream Corp.	407,099	8,023,921
Exxon Mobil Corp.	750,053	57,476,561
Hess Corp.	228,266	14,510,870
Occidental Petroleum Corp.(a)	767,507	38,590,252
Pioneer Natural Resources Co.	169,308	26,049,729
TC Energy Corp. (Canada)	1,101,786	54,560,443
TOTAL SA (France), ADR	1,367,523	76,294,108

		281,539,170

Pharmaceuticals — 6.6%
Johnson & Johnson	415,248	57,835,742
Merck & Co., Inc.	516,124	43,276,997
Perrigo Co. PLC(a)	434,001	20,667,128
Pfizer, Inc.	1,757,748	76,145,643

		197,925,510

Professional Services — 0.6%
Nielsen Holdings PLC(a)	733,935	16,586,931

Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	733,223	32,929,045
QUALCOMM, Inc.	762,536	58,006,114
Texas Instruments, Inc.	314,949	36,143,547

		127,078,706

Software — 3.3%
Microsoft Corp.	730,303	97,831,390

Tobacco — 1.3%
Philip Morris International, Inc.	500,160	39,277,565

TOTAL COMMON STOCKS (cost $2,771,175,532)		2,850,774,804

PREFERRED STOCKS — 1.9%
Electric Utilities — 0.9%
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	425,303	27,614,924

PREFERRED STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., Series A, CVT, 6.125%	100,927	$6,248,391

Multi-Utilities — 0.8%
Sempra Energy, Series B, CVT, 6.750%(a)	38,117	4,231,749
Sempra Energy, Series A, CVT, (PRFC), 6.000%	168,326	18,766,666

		22,998,415

TOTAL PREFERRED STOCKS (cost $51,746,198)		56,861,730

TOTAL LONG-TERM INVESTMENTS (cost $2,822,921,730)		2,907,636,534

SHORT-TERM INVESTMENTS — 7.6%
AFFILIATED MUTUAL FUND — 5.2%
PGIM Institutional Money Market Fund (cost $157,383,102; includes $157,086,479 of cash collateral for securities on loan)(b)(w)	157,345,061	157,392,264

UNAFFILIATED MUTUAL FUND — 2.4%
JPMorgan US Government Money Market Fund (cost $71,229,840)	71,229,840	71,229,840

TOTAL SHORT-TERM INVESTMENTS (cost $228,612,942)		228,622,104

TOTAL INVESTMENTS — 105.1% (cost $3,051,534,672)		3,136,258,638
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(153,400,633)

NET ASSETS — 100.0%		$2,982,858,005

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,565,327; cash collateral of $157,086,479 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$74,356,421	$—	$—
Air Freight & Logistics	42,641,939	—	—
Airlines	35,338,716	—	—
Auto Components	20,161,401	—	—
Banks	324,040,893	—	—
Beverages	23,864,086	—	—
Biotechnology	25,506,467	—	—
Building Products	62,965,867	—	—
Capital Markets	110,934,975	—	—
Chemicals	66,420,622	—	—
Commercial Services & Supplies	16,381,115	—	—
Communications Equipment	66,167,858	—	—
Containers & Packaging	36,296,745	—	—
Diversified Financial Services	12,508,378	—	—
Diversified Telecommunication Services	76,373,986	—	—
Electric Utilities	132,532,333	—	—
Electronic Equipment, Instruments & Components	24,784,033	—	—
Entertainment	9,443,434	—	—
Equity Real Estate Investment Trusts (REITs)	52,335,424	—	—
Food & Staples Retailing	40,250,734	—	—
Food Products	123,091,068	—	—
Health Care Equipment & Supplies	134,188,301	—	—
Health Care Providers & Services	41,401,175	—	—
Hotels, Restaurants & Leisure	38,695,174	—	—
Household Products	46,828,461	—	—
Industrial Conglomerates	56,315,364	—	—
Insurance	232,746,804	—	—
IT Services	13,888,559	—	—
Leisure Products	5,363,907	—	—
Life Sciences Tools & Services	19,106,233	—	—
Machinery	23,569,642	—	—
Media	82,090,439	—	—
Multiline Retail	7,867,575	—	—
Multi-Utilities	12,077,403	—	—
Oil, Gas & Consumable Fuels	281,539,170	—	—
Pharmaceuticals	197,925,510	—	—
Professional Services	16,586,931	—	—
Semiconductors & Semiconductor Equipment	127,078,706	—	—
Software	97,831,390	—	—
Tobacco	39,277,565	—	—
Preferred Stocks
Electric Utilities	27,614,924	—	—
Health Care Equipment & Supplies	6,248,391	—	—
Multi-Utilities	22,998,415	—	—
Affiliated Mutual Fund	157,392,264	—	—
Unaffiliated Mutual Fund	71,229,840	—	—

Total	$3,136,258,638	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Banks	10.9%
Oil, Gas & Consumable Fuels	9.4
Insurance	7.8
Pharmaceuticals	6.6
Electric Utilities	5.3
Affiliated Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	5.2
Health Care Equipment & Supplies	4.7
Semiconductors & Semiconductor Equipment	4.3
Food Products	4.1
Capital Markets	3.7
Software	3.3
Media	2.8
Diversified Telecommunication Services	2.6
Aerospace & Defense	2.5
Unaffiliated Mutual Fund	2.4
Chemicals	2.2
Communications Equipment	2.2
Building Products	2.1
Industrial Conglomerates	1.9
Equity Real Estate Investment Trusts (REITs)	1.8
Household Products	1.6
Air Freight & Logistics	1.4
Health Care Providers & Services	1.4

Food & Staples Retailing	1.3%
Tobacco	1.3
Hotels, Restaurants & Leisure	1.3
Containers & Packaging	1.2
Airlines	1.2
Multi-Utilities	1.2
Biotechnology	0.9
Electronic Equipment, Instruments & Components	0.8
Beverages	0.8
Machinery	0.8
Auto Components	0.7
Life Sciences Tools & Services	0.6
Professional Services	0.6
Commercial Services & Supplies	0.5
IT Services	0.5
Diversified Financial Services	0.4
Entertainment	0.3
Multiline Retail	0.3
Leisure Products	0.2

105.1
Liabilities in excess of other assets	(5.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$155,565,327	$(155,565,327)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $155,565,327:
Unaffiliated investments (cost $2,894,151,570)	$2,978,866,374
Affiliated investments (cost $157,383,102)	157,392,264
Dividends and interest receivable	5,117,080
Receivable for investments sold	4,162,119
Receivable for Portfolio shares sold	1,133,771
Tax reclaim receivable	1,029,100
Prepaid expenses	17,027

Total Assets	3,147,717,735

LIABILITIES
Payable to broker for collateral for securities on loan	157,086,479
Payable for investments purchased	5,977,052
Management fee payable	655,801
Payable to affiliate	628,955
Accrued expenses and other liabilities	389,204
Distribution fee payable	121,666
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	204

Total Liabilities	164,859,730

NET ASSETS	$2,982,858,005

Net assets were comprised of:
Partners Equity	$2,982,858,005

Net asset value and redemption price per share, $2,982,858,005 / 188,956,493 outstanding shares of beneficial interest	$15.79

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $433,162 foreign withholding tax, of which $31,552 is reimbursable by an affiliate)	$27,481,543
Interest income	510,623
Income from securities lending, net (including affiliated income of $87,734)	88,461

Total income	28,080,627

EXPENSES
Management fee	5,788,475
Distribution fee	2,386,754
Custodian and accounting fees	69,233
Trustees’ fees	11,935
Audit fee	11,008
Legal fees and expenses	8,067
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,478
Shareholders’ reports	2,261
Miscellaneous	15,625

Total expenses	8,296,836
Less: Fee waiver and/or expense reimbursement	(499,840)

Net expenses	7,796,996

NET INVESTMENT INCOME (LOSS)	20,283,631

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $10,466)	136,170,605
Foreign currency transactions	(24,459)

136,146,146

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $16,325)	38,688,311
Foreign currencies	25,028

38,713,339

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	174,859,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$195,143,116

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$20,283,631	$21,916,667
Net realized gain (loss) on investment and foreign currency transactions	136,146,146	88,418,995
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,713,339	(236,873,511)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	195,143,116	(126,537,849)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [10,392,334 and 38,213,416 shares, respectively]	157,430,249	561,542,253
Portfolio shares issued in merger [102,592,839 and 0, respectively]	1,616,863,138	—
Portfolio shares repurchased [19,253,597 and 27,011,930 shares, respectively]	(288,780,574)	(404,855,718)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,485,512,813	156,686,535

CAPITAL CONTRIBUTIONS	826	6,285

TOTAL INCREASE (DECREASE)	1,680,656,755	30,154,971
NET ASSETS:
Beginning of period	1,302,201,250	1,272,046,279

End of period	$2,982,858,005	$1,302,201,250

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS — 95.9%	Shares	Value
Agricultural & Farm Machinery — 1.4%
AGCO Corp.	19,939	$1,546,668
CNH Industrial NV (United Kingdom)	161,781	1,659,300
Toro Co. (The)	37,114	2,482,927

		5,688,895

Aluminum — 0.4%
Alumina Ltd. (Australia)	1,015,957	1,666,754

Biotechnology — 0.0%
Calyxt, Inc.*	15,592	194,588

Commodity Chemicals — 1.3%
Dow, Inc.	36,564	1,802,971
Orion Engineered Carbons SA (Luxembourg)	45,041	964,328
Westlake Chemical Corp.	36,500	2,535,290

		5,302,589

Construction & Engineering — 1.5%
Fluor Corp.	63,200	2,129,208
Jacobs Engineering Group, Inc.	32,482	2,741,156
Valmont Industries, Inc.	9,388	1,190,492

		6,060,856

Construction Machinery & Heavy Trucks — 0.5%
Epiroc AB (Sweden), (Class B Stock)	209,999	2,079,606

Copper — 1.0%
Antofagasta PLC (Chile)	101,494	1,200,687
ERO Copper Corp. (Canada)*	12,527	212,171
Lundin Mining Corp. (Chile)	21,402	117,833
Southern Copper Corp. (Peru)(a)	62,650	2,433,953

		3,964,644

Diversified Chemicals — 0.8%
BASF SE (Germany)	19,802	1,442,106
Incitec Pivot Ltd. (Australia)	725,363	1,731,469

		3,173,575

Diversified Metals & Mining — 4.9%
BHP Group Ltd. (Australia)	115,780	3,347,079
Boliden AB (Sweden)	199,208	5,103,607
Independence Group NL (Australia)	677,864	2,243,172
Rio Tinto PLC (Australia)	42,694	2,645,028
South32 Ltd. (Australia)	1,177,773	2,627,405
Sumitomo Metal Mining Co. Ltd. (Japan)	59,000	1,769,502
Teck Resources Ltd. (Canada), (Class B Stock)(a)	118,549	2,733,740

		20,469,533

Electric Utilities — 4.5%
Alliant Energy Corp.	38,700	1,899,396
American Electric Power Co., Inc.	30,148	2,653,325
Entergy Corp.(a)	15,448	1,590,063
Evergy, Inc.	28,846	1,735,087
Eversource Energy(a)	40,578	3,074,189
NextEra Energy, Inc.	21,772	4,460,212
Xcel Energy, Inc.(a)	51,663	3,073,432

		18,485,704

COMMON STOCKS (continued)	Shares	Value
Electrical Components & Equipment — 0.6%
Schneider Electric SE (France)	20,458	$1,855,869
SGL Carbon SE (Germany)*(a)	77,795	635,194

		2,491,063

Fertilizers & Agricultural Chemicals — 1.9%
CF Industries Holdings, Inc.	85,596	3,998,189
Corteva, Inc.*	41,002	1,212,429
Yara International ASA (Norway)	51,830	2,514,310

		7,724,928

Forest Products — 1.2%
Interfor Corp. (Canada)*	111,646	1,188,458
West Fraser Timber Co. Ltd. (Canada)	79,591	3,628,409

		4,816,867

Gas Utilities — 1.5%
Atmos Energy Corp.	57,855	6,107,174

Gold — 4.1%
Barrick Gold Corp. (Canada)	127,132	2,006,658
Franco-Nevada Corp. (Canada)	18,790	1,594,829
Kirkland Lake Gold Ltd. (Canada)	98,342	4,236,918
Northern Star Resources Ltd. (Australia)	444,433	3,637,691
Osisko Gold Royalties Ltd. (Canada)	101,113	1,053,944
Saracen Mineral Holdings Ltd. (Australia)*	1,130,766	2,926,819
SEMAFO, Inc. (Canada)*	424,594	1,673,021

		17,129,880

Heavy Electrical Equipment — 0.0%
Bloom Energy Corp. (Class A Stock)*(a)	16,829	206,492

Industrial Gases — 5.8%
Air Products & Chemicals, Inc.	52,064	11,785,728
Linde PLC (United Kingdom)	60,662	12,180,929

		23,966,657

Industrial Machinery — 3.1%
Flowserve Corp.(a)	36,704	1,933,934
Rotork PLC (United Kingdom)	135,141	543,640
Sandvik AB (Sweden)	159,283	2,922,532
Wartsila OYJ Abp (Finland)	190,372	2,765,230
Weir Group PLC (The) (United Kingdom)	104,316	2,052,031
Xylem, Inc.	30,872	2,582,134

		12,799,501

Integrated Oil & Gas — 14.8%
BP PLC (United Kingdom)	1,491,914	10,410,325
Chevron Corp.	28,771	3,580,263
Eni SpA (Italy)	37,657	626,869
Equinor ASA (Norway)	247,071	4,871,210
Exxon Mobil Corp.	53,780	4,121,162
Galp Energia SGPS SA (Portugal)	321,196	4,946,476
Occidental Petroleum Corp.	183,869	9,244,933
Suncor Energy, Inc. (Canada)	85,232	2,655,829
TOTAL SA (France)	366,760	20,546,923

		61,003,990

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Consulting & Other Services — 0.4%
KBR, Inc.	59,590	$1,486,175

Metal & Glass Containers — 2.2%
Ball Corp.	99,807	6,985,492
Vidrala SA (Spain)	21,700	2,043,065

		9,028,557

Multi-Utilities — 1.4%
NiSource, Inc.	90,410	2,603,808
Sempra Energy	24,700	3,394,768

		5,998,576

Oil & Gas Equipment & Services — 4.8%
Baker Hughes a GE Co.	107,301	2,642,823
Dril-Quip, Inc.*(a)	30,774	1,477,152
Halliburton Co.(a)	163,253	3,712,373
Hunting PLC (United Kingdom)	170,233	1,105,409
Schlumberger Ltd.	182,819	7,265,227
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	11,758	1,000,946
Tenaris SA (Luxembourg)	216,307	2,835,895

		20,039,825

Oil & Gas Exploration & Production — 17.9%
Anadarko Petroleum Corp.	54,896	3,873,462
Cabot Oil & Gas Corp.	113,601	2,608,279
Cairn Energy PLC (United Kingdom)*	599,195	1,319,526
Centennial Resource Development, Inc. (Class A Stock)*(a)	256,207	1,944,611
Concho Resources, Inc.(a)	107,243	11,065,333
ConocoPhillips	53,141	3,241,601
Continental Resources, Inc.*	123,239	5,187,130
Devon Energy Corp.	130,898	3,733,211
Diamondback Energy, Inc.	70,079	7,636,509
Encana Corp. (Canada)	300,334	1,540,713
EOG Resources, Inc.	114,289	10,647,163
Hurricane Energy PLC (United Kingdom)*(a)	1,091,792	730,063
Jagged Peak Energy, Inc.*(a)	158,319	1,309,298
Kelt Exploration Ltd. (Canada)*	182,677	544,034
Kosmos Energy Ltd. (Ghana)	404,822	2,538,234
Lundin Petroleum AB (Sweden)	103,380	3,214,148
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	154,272	1,786,470
Pioneer Natural Resources Co.	50,616	7,787,778
Seven Generations Energy Ltd. (Canada), (Class A Stock)*	268,759	1,317,577
WPX Energy, Inc.*	182,092	2,095,879

		74,121,019

Oil & Gas Refining & Marketing — 2.3%
Marathon Petroleum Corp.	65,455	3,657,625
Phillips 66	27,894	2,609,205
Valero Energy Corp.	40,410	3,459,500

		9,726,330

Oil & Gas Storage & Transportation — 3.6%
Enbridge, Inc. (Canada)	80,606	2,908,264
Plains GP Holdings LP (Class A Stock)*	67,333	1,681,305

COMMON STOCKS (continued)	Shares	Value
Oil & Gas Storage & Transportation (continued)
Targa Resources Corp.	26,900	$1,056,094
TC Energy Corp. (Canada)	187,517	9,285,842

		14,931,505

Packaged Foods & Meats — 0.9%
Cal-Maine Foods, Inc.(a)	24,889	1,038,369
Sanderson Farms, Inc.	20,737	2,831,845

		3,870,214

Paper Packaging — 2.0%
Avery Dennison Corp.	22,110	2,557,685
International Paper Co.	64,584	2,797,779
Packaging Corp. of America	29,800	2,840,536

		8,196,000

Paper Products — 0.6%
Mondi PLC (United Kingdom)	104,898	2,387,803

Research & Consulting Services — 0.8%
ALS Ltd. (Australia)	322,388	1,662,012
Intertek Group PLC (United Kingdom)	21,777	1,521,843

		3,183,855

Specialty Chemicals — 9.7%
Akzo Nobel NV (Netherlands)	34,307	3,222,948
Croda International PLC (United Kingdom)	62,835	4,091,923
DuPont de Nemours, Inc.	44,402	3,333,258
Koninklijke DSM NV (Netherlands)	38,692	4,776,315
PPG Industries, Inc.	41,925	4,893,067
Quaker Chemical Corp.	13,724	2,784,325
RPM International, Inc.	96,344	5,887,582
Sherwin-Williams Co. (The)	11,651	5,339,537
Symrise AG (Germany)	25,459	2,454,051
Umicore SA (Belgium)	46,828	1,503,925
Victrex PLC (United Kingdom)	62,322	1,713,877

		40,000,808

TOTAL COMMON STOCKS (cost $389,568,981)		396,303,963

PREFERRED STOCKS — 2.1%
Electric Utilities — 1.3%
American Electric Power Co., Inc., CVT, (PRFC), 6.125%	24,264	1,298,367
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	60,226	3,910,474

		5,208,841

Multi-Utilities — 0.4%
Sempra Energy, Series A, CVT, (PRFC), 6.000%	13,398	1,493,743

Specialty Chemicals — 0.3%
International Flavors & Fragrances, Inc., CVT, (PRFC), 6.000%	27,224	1,465,196

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Water Utilities — 0.1%
Aqua America, Inc., CVT, (PRFC), 6.000%*	11,019	$627,862

TOTAL PREFERRED STOCKS (cost $7,489,802)		8,795,642

TOTAL LONG-TERM INVESTMENTS (cost $397,058,783)		405,099,605

SHORT-TERM INVESTMENTS — 8.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	7,035,190	7,035,190
PGIM Institutional Money Market Fund (cost $29,350,355; includes $29,293,329 of cash collateral for securities on loan)(b)(w)	29,343,725	29,352,528

TOTAL SHORT-TERM INVESTMENTS (cost $36,385,545)		36,387,718

TOTAL INVESTMENTS — 106.8% (cost $433,444,328)		441,487,323
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(27,969,124)

NET ASSETS — 100.0%		$413,518,199

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,950,486; cash collateral of $29,293,329 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$22,487,429	$—
Austria	—	1,000,946	—
Belgium	—	1,503,925	—
Canada	36,580,407	—	—
Chile	117,833	1,200,687	—
Finland	—	2,765,230	—
France	—	22,402,792	—
Germany	—	4,531,351	—
Ghana	2,538,234	—	—
Italy	—	626,869	—
Japan	—	1,769,502	—
Luxembourg	964,328	2,835,895	—
Netherlands	—	7,999,263	—
Norway	—	7,385,520	—
Peru	2,433,953	—	—
Portugal	—	4,946,476	—
Spain	—	2,043,065	—
Sweden	—	13,319,893	—
United Kingdom	12,180,929	27,535,740	—
United States	217,133,696	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stocks
United States	$8,795,642	$—	$—
Affiliated Mutual Funds	36,387,718	—	—

Total	$317,132,740	$124,354,583	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Oil & Gas Exploration & Production	17.9%
Integrated Oil & Gas	14.8
Specialty Chemicals	10.0
Affiliated Mutual Funds (7.1% represents investments purchased with collateral from securities on loan)	8.8
Electric Utilities	5.8
Industrial Gases	5.8
Diversified Metals & Mining	4.9
Oil & Gas Equipment & Services	4.8
Gold	4.1
Oil & Gas Storage & Transportation	3.6
Industrial Machinery	3.1
Oil & Gas Refining & Marketing	2.3
Metal & Glass Containers	2.2
Paper Packaging	2.0
Fertilizers & Agricultural Chemicals	1.9
Multi-Utilities	1.8
Construction & Engineering	1.5
Gas Utilities	1.5
Agricultural & Farm Machinery	1.4
Commodity Chemicals	1.3

Forest Products	1.2%
Copper	1.0
Packaged Foods & Meats	0.9
Diversified Chemicals	0.8
Research & Consulting Services	0.8
Paper Products	0.6
Electrical Components & Equipment	0.6
Construction Machinery & Heavy Trucks	0.5
IT Consulting & Other Services	0.4
Aluminum	0.4
Water Utilities	0.1
Heavy Electrical Equipment	0.0 *
Biotechnology	0.0 *

106.8
Liabilities in excess of other assets	(6.8)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$28,950,486	$(28,950,486)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $28,950,486:
Unaffiliated investments (cost $397,058,783)	$405,099,605
Affiliated investments (cost $36,385,545)	36,387,718
Cash	26,067
Foreign currency, at value (cost $131,500)	131,291
Tax reclaim receivable	964,275
Receivable for investments sold	785,682
Dividends receivable	539,747
Receivable for Portfolio shares sold	528,039
Prepaid expenses	549

Total Assets	444,462,973

LIABILITIES
Payable to broker for collateral for securities on loan	29,293,329
Payable to affiliate	791,665
Payable for investments purchased	551,855
Management fee payable	159,926
Accrued expenses and other liabilities	128,734
Distribution fee payable	16,828
Payable for Portfolio shares repurchased	2,068
Affiliated transfer agent fee payable	369

Total Liabilities	30,944,774

NET ASSETS	$413,518,199

Net assets were comprised of:
Partners Equity	$413,518,199

Net asset value and redemption price per share, $413,518,199 / 18,939,039 outstanding shares of beneficial interest	$21.83

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $323,495 foreign withholding tax, of which $632 is reimbursable by an affiliate)	$6,425,279
Affiliated dividend income	86,957
Income from securities lending, net (including affiliated income of $61,134)	85,395

Total income	6,597,631

EXPENSES
Management fee	1,423,466
Distribution fee	487,401
Custodian and accounting fees	71,220
Audit fee	12,992
Trustees’ fees	6,855
Legal fees and expenses	6,038
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	2,313
Miscellaneous	13,673

Total expenses	2,027,433
Less: Fee waiver and/or expense reimbursement	(24,102)

Net expenses	2,003,331

NET INVESTMENT INCOME (LOSS)	4,594,300

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $12,325)	(2,583,881)
Foreign currency transactions	(23,708)

(2,607,589)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,434)	43,144,181
Foreign currencies	16,739

43,160,920

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	40,553,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,147,631

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,594,300	$6,876,849
Net realized gain (loss) on investment and foreign currency transactions	(2,607,589)	9,640,890
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,160,920	(91,540,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,147,631	(75,022,694)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,892,542 and 1,517,679 shares, respectively]	60,456,424	32,956,298
Portfolio shares repurchased [815,729 and 8,150,515 shares, respectively]	(17,066,960)	(176,360,352)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	43,389,464	(143,404,054)

CAPITAL CONTRIBUTIONS	50,946	254,207

TOTAL INCREASE (DECREASE)	88,588,041	(218,172,541)
NET ASSETS:
Beginning of period	324,930,158	543,102,699

End of period	$413,518,199	$324,930,158

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 52.0%

SOVEREIGN BONDS

Argentina — 2.1%
Argentina Bonar Bonds,
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
50.100%(c)	04/03/22	ARS	5,730	$116,266
Argentina POM Politica Monetaria,
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
61.815%(c)	06/21/20	ARS	1,350	30,986
Argentine Bonos del Tesoro,
Bonds
15.500%	10/17/26	ARS	176,989	2,923,534
16.000%	10/17/23	ARS	97,317	1,622,801
Unsec’d. Notes
18.200%	10/03/21	ARS	90,914	1,463,709
Bonos de la Nacion Argentina con Ajuste por CER,
Bonds
4.000%	03/06/20	ARS	510	17,643
Bonos de la Nacion Argentina en Moneda Dua,
Unsec’d. Notes
4.500%	02/13/20	ARS	1,077	980,070

				7,155,009

Brazil — 12.2%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/21	BRL	3,930	1,080,416
10.000%	01/01/23	BRL	47,763	13,658,138
10.000%	01/01/25	BRL	37,849	11,074,676
10.000%	01/01/27	BRL	52,083	15,472,239

				41,285,469

Colombia — 1.5%
Colombia Government International Bond,
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	11,235
7.750%	04/14/21	COP	245,000	79,695
9.850%	06/28/27	COP	59,000	23,111
Colombian TES,
Bonds
6.000%	04/28/28	COP	2,968,800	927,359
7.000%	09/11/19	COP	412,000	128,885
7.000%	05/04/22	COP	1,048,000	343,962
7.500%	08/26/26	COP	4,120,500	1,420,192
10.000%	07/24/24	COP	4,494,000	1,692,780
11.000%	07/24/20	COP	903,000	299,874

				4,927,093

Ghana — 1.5%
Ghana Treasury Notes,
Notes
17.180%	01/06/20	GHS	50	9,236
Republic of Ghana Government Bonds,
Bonds
16.500%	03/22/21	GHS	220	39,413
16.500%	02/06/23	GHS	2,220	380,898
17.600%	11/28/22	GHS	100	17,723

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ghana (continued)
18.250%	09/21/20	GHS	100	$18,417
18.250%	07/25/22	GHS	23,550	4,260,795
18.500%	06/01/20	GHS	60	11,108
19.750%	03/15/32	GHS	265	46,835
21.500%	03/09/20	GHS	80	15,104
24.750%	03/01/21	GHS	100	20,007
24.750%	07/19/21	GHS	130	26,125
Unsec’d. Notes
16.250%	05/17/21	GHS	820	145,736

				4,991,397

Indonesia — 7.7%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,154,873
7.000%	05/15/22	IDR	121,498,000	8,570,006
8.375%	03/15/24	IDR	66,672,000	4,974,086
8.375%	09/15/26	IDR	83,164,000	6,250,100
9.000%	03/15/29	IDR	17,887,000	1,394,815
10.250%	07/15/22	IDR	14,584,000	1,114,254
12.800%	06/15/21	IDR	8,277,000	648,678
12.900%	06/15/22	IDR	909,000	73,678

				26,180,490

Mexico — 14.2%
Mexican Bonos,
Bonds
6.500%	06/10/21	MXN	112,510	5,750,371
6.500%	06/09/22	MXN	130,030	6,599,613
8.000%	06/11/20	MXN	98,130	5,119,759
10.000%	12/05/24	MXN	19,580	1,137,387
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN	328,930	16,888,344
7.250%	12/09/21	MXN	167,820	8,699,841
8.000%	12/07/23	MXN	22,530	1,198,834
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	53,928	2,564,448

				47,958,597

Philippines — 4.1%
Philippine Government Bond,
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP	719,810	13,990,258

South Korea — 4.2%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.850%	10/02/19	KRW	3,110,000	2,694,972
1.870%	11/09/19	KRW	1,940,000	1,681,815
2.050%	10/05/20	KRW	1,330,000	1,158,782
2.060%	12/02/19	KRW	7,988,000	6,932,129
2.140%	06/02/20	KRW	633,000	551,079
2.160%	02/02/20	KRW	325,000	282,444
Korea Treasury Bond,
Sr. Unsec’d. Notes
1.250%	12/10/19	KRW	950,000	821,752
1.750%	06/10/20	KRW	324,000	281,153

				14,404,126

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Thailand — 4.5%
Bank of Thailand Bond,
Sr. Unsec’d. Notes
1.490%	08/28/19	THB	3,590	$117,014
1.570%	09/25/20	THB	980	31,848
1.770%	03/27/20	THB	57,203	1,864,438
1.820%	08/27/20	THB	1,070	34,883
1.950%	11/26/20	THB	400,207	13,068,312

				15,116,495

TOTAL LONG-TERM INVESTMENTS (cost $193,322,275)				176,008,934

			Shares

SHORT-TERM INVESTMENTS — 39.1%
AFFILIATED MUTUAL FUND — 0.0%
PGIM Institutional Money Market Fund (cost $1,549)(w)			1,549	1,549

Interest Rate	Maturity Date	Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 2.9%
Argentina — 1.7%
Argentina Treasury Bills
41.623%	09/30/19	ARS	86,453	2,715,457
42.078%	04/30/20	ARS	20,598	550,962
48.919%	02/28/20	ARS	192	4,435
49.942%	10/31/19	ARS	44,238	1,317,633
55.012%	07/31/19	ARS	12,736	331,525
60.576%	07/31/20	ARS	5,929	134,645
60.615%	07/19/19	ARS	25,771	655,226

				5,709,883

Brazil — 0.7%
Brazil Letras do Tesouro Nacional
8.835%	07/01/21	BRL	7,340	1,699,052
14.143%	07/01/20	BRL	2,170	533,817

				2,232,869

Mexico — 0.5%
Mexico Cetes
8.160%	04/02/20	MXN	380,085	1,863,247

Thailand — 0.0%
Bank of Thailand Bill
1.681%	08/15/19	THB	857	27,888
1.697%	09/05/19	THB	1,083	35,208

				63,096

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $9,971,050)				9,869,095

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 22.2%
Federal Home Loan Bank
2.162%	07/01/19	75,175	$75,175,000

(cost $75,175,000)

U.S. TREASURY OBLIGATIONS(n) — 14.0%
U.S. Treasury Bills
2.204%	12/05/19	1,036	1,026,907
2.314%	09/05/19	19,099	19,025,731
2.327%	11/29/19	19,098	18,932,582
2.384%	08/01/19	943	941,368
2.410%	07/18/19	500	499,516
2.419%	10/10/19	6,400	6,362,383
2.435%	09/26/19	753	749,224

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,504,607)			47,537,711

TOTAL SHORT-TERM INVESTMENTS (cost $132,652,206)			132,583,355

TOTAL INVESTMENTS — 91.1% (cost $325,974,481)			308,592,289
Other assets in excess of liabilities(z) — 8.9%			30,055,266

NET ASSETS — 100.0%			$338,647,555

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 07/18/19	HSBC Bank PLC	JPY 161,270	$1,464,311	$1,498,195	$33,884	$—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	JPY 132,950	1,209,089	1,235,795	26,706	—
Expiring 09/06/19	HSBC Bank PLC	JPY 158,576	1,475,306	1,478,588	3,282	—
Expiring 09/06/19	JPMorgan Chase Bank, N.A.	JPY 136,239	1,268,838	1,270,316	1,478	—
Expiring 10/21/19	HSBC Bank PLC	JPY 364,888	3,401,838	3,413,790	11,952	—
Expiring 10/21/19	HSBC Bank PLC	JPY 103,340	962,999	966,824	3,825	—
Expiring 10/21/19	JPMorgan Chase Bank, N.A.	JPY 294,998	2,747,873	2,759,919	12,046	—
Expiring 12/05/19	JPMorgan Chase Bank, N.A.	JPY 131,741	1,234,625	1,236,938	2,313	—
Expiring 12/06/19	HSBC Bank PLC	JPY 246,055	2,308,815	2,310,438	1,623	—
Expiring 12/06/19	HSBC Bank PLC	JPY 158,576	1,484,866	1,489,014	4,148	—
Expiring 12/06/19	JPMorgan Chase Bank, N.A.	JPY 137,049	1,284,688	1,286,875	2,187	—
Expiring 12/19/19	HSBC Bank PLC	JPY 486,490	4,540,156	4,572,829	32,673	—
Expiring 12/20/19	JPMorgan Chase Bank, N.A.	JPY 238,972	2,231,410	2,246,424	15,014	—
Expiring 03/06/20	HSBC Bank PLC	JPY 158,576	1,494,705	1,497,754	3,049	—
Expiring 03/06/20	JPMorgan Chase Bank, N.A.	JPY 150,607	1,421,131	1,422,491	1,360	—
Expiring 03/23/20	HSBC Bank PLC	JPY 364,888	3,436,828	3,449,927	13,099	—
Expiring 03/23/20	HSBC Bank PLC	JPY 340,383	3,200,794	3,218,238	17,444	—
Expiring 03/23/20	JPMorgan Chase Bank, N.A.	JPY 238,972	2,246,778	2,259,418	12,640	—
Expiring 03/23/20	JPMorgan Chase Bank, N.A.	JPY 238,457	2,242,922	2,254,553	11,631	—
Expiring 03/24/20	JPMorgan Chase Bank, N.A.	JPY 123,913	1,176,347	1,171,638	—	(4,709)
Expiring 06/08/20	HSBC Bank PLC	JPY 158,576	1,503,377	1,506,310	2,933	—
Expiring 06/08/20	JPMorgan Chase Bank, N.A.	JPY 150,607	1,429,494	1,430,617	1,123	—
Expiring 06/22/20	JPMorgan Chase Bank, N.A.	JPY 238,972	2,259,738	2,271,925	12,187	—
Expiring 06/24/20	BNP Paribas S.A.	JPY 603,905	5,768,004	5,742,098	—	(25,906)

			$51,794,932	$51,990,914	226,597	(30,615)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	AUD 4,194	$3,000,198	$2,945,863	$54,335	$—
Expiring 10/08/19	Citibank, N.A.	AUD 114	81,499	80,377	1,122	—
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	AUD 1,070	768,108	753,640	14,468	—
Expiring 10/15/19	Citibank, N.A.	AUD 1,146	821,066	806,831	14,235	—
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	AUD 4,194	3,005,754	2,953,209	52,545	—
Expiring 10/23/19	JPMorgan Chase Bank, N.A.	AUD 10,930	7,891,810	7,698,314	193,496	—
Expiring 11/13/19	Citibank, N.A.	AUD 1,142	798,932	804,518	—	(5,586)
Expiring 11/13/19	JPMorgan Chase Bank, N.A.	AUD 1,070	750,004	754,197	—	(4,193)
Expiring 11/15/19	Citibank, N.A.	AUD 1,142	799,731	804,553	—	(4,822)
Expiring 11/15/19	JPMorgan Chase Bank, N.A.	AUD 6,247	4,375,986	4,402,059	—	(26,073)
Expiring 11/20/19	JPMorgan Chase Bank, N.A.	AUD 205	142,128	144,485	—	(2,357)
Expiring 11/21/19	Citibank, N.A.	AUD 2,440	1,687,382	1,719,758	—	(32,376)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	AUD 175	120,857	123,344	—	(2,487)
Expiring 11/22/19	JPMorgan Chase Bank, N.A.	AUD 10,930	7,590,647	7,703,490	—	(112,843)
Expiring 12/03/19	Citibank, N.A.	AUD 114	79,461	80,477	—	(1,016)
Euro,
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	EUR 3,035	3,411,837	3,461,332	—	(49,495)
Expiring 08/13/19	JPMorgan Chase Bank, N.A.	EUR 3,734	4,229,464	4,261,888	—	(32,424)
Expiring 10/08/19	Deutsche Bank AG	EUR 1,860	2,118,074	2,132,147	—	(14,073)
Expiring 10/08/19	Goldman Sachs Bank USA	EUR 4,160	4,736,576	4,768,673	—	(32,097)
Expiring 10/11/19	HSBC Bank PLC	EUR 2,191	2,508,180	2,511,667	—	(3,487)

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	EUR 6,836	$7,829,592	$7,838,286	$—	$(8,694)
Expiring 10/15/19	Deutsche Bank AG	EUR 2,053	2,343,134	2,354,088	—	(10,954)
Expiring 10/15/19	Deutsche Bank AG	EUR 2,053	2,349,497	2,354,088	—	(4,591)
Expiring 10/23/19	UBS AG	EUR 3,925	4,508,577	4,504,133	4,444	—
Expiring 10/29/19	Citibank, N.A.	EUR 5,330	6,033,607	6,119,313	—	(85,706)
Expiring 10/29/19	Goldman Sachs Bank USA	EUR 272	308,354	312,872	—	(4,518)
Expiring 10/30/19	Deutsche Bank AG	EUR 2,423	2,743,372	2,782,803	—	(39,431)
Expiring 10/31/19	HSBC Bank PLC	EUR 5,863	6,639,730	6,732,890	—	(93,160)
Expiring 11/04/19	Citibank, N.A.	EUR 744	842,545	854,760	—	(12,215)
Expiring 11/08/19	JPMorgan Chase Bank, N.A.	EUR 2,787	3,164,889	3,202,463	—	(37,574)
Expiring 11/20/19	Bank of America, N.A.	EUR 4,903	5,564,348	5,639,279	—	(74,931)
Expiring 11/20/19	JPMorgan Chase Bank, N.A.	EUR 3,418	3,881,349	3,931,313	—	(49,964)
Expiring 11/21/19	UBS AG	EUR 3,925	4,447,980	4,514,274	—	(66,294)
Expiring 11/29/19	Deutsche Bank AG	EUR 2,424	2,741,481	2,790,388	—	(48,907)
Expiring 11/29/19	Goldman Sachs Bank USA	EUR 815	921,431	937,455	—	(16,024)
Expiring 12/04/19	Bank of America, N.A.	EUR 26,380	29,882,606	30,373,834	—	(491,228)
Expiring 12/09/19	Deutsche Bank AG	EUR 1,860	2,126,575	2,142,432	—	(15,857)
Expiring 12/11/19	Deutsche Bank AG	EUR 13,408	15,391,715	15,446,350	—	(54,635)
Expiring 12/18/19	Bank of America, N.A.	EUR 2,452	2,794,775	2,825,797	—	(31,022)
Expiring 12/18/19	Deutsche Bank AG	EUR 3,666	4,177,341	4,225,192	—	(47,851)
Japanese Yen,
Expiring 07/18/19	HSBC Bank PLC	JPY 161,270	1,450,274	1,498,195	—	(47,921)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	JPY 132,950	1,196,584	1,235,795	—	(39,211)
South Korean Won,
Expiring 08/21/19	Citibank, N.A.	KRW 1,296,000	1,092,058	1,124,297	—	(32,239)
Expiring 09/20/19	Citibank, N.A.	KRW 1,245,000	1,106,205	1,081,125	25,080	—
Expiring 11/29/19	Deutsche Bank AG	KRW11,797,000	9,980,541	10,269,065	—	(288,524)
Expiring 12/09/19	Goldman Sachs Bank USA	KRW 2,198,000	1,855,949	1,913,984	—	(58,035)

			$174,292,203	$175,915,293	359,725	(1,982,815)

					$586,322	$(2,013,430)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/12/19	Buy	JPY 103,677	AUD 1,380	$—	$(3,993)	JPMorgan Chase Bank, N.A.
09/12/19	Buy	JPY 234,146	AUD 3,110	—	(4,356)	JPMorgan Chase Bank, N.A.
12/12/19	Buy	JPY 133,253	AUD 1,780	—	(3,344)	HSBC Bank PLC
12/12/19	Buy	JPY 233,107	AUD 3,110	—	(3,123)	JPMorgan Chase Bank, N.A.
12/12/19	Buy	JPY 381,457	AUD 5,080	1,385	—	HSBC Bank PLC
03/12/20	Buy	JPY 302,980	AUD 4,060	—	(5,187)	JPMorgan Chase Bank, N.A.
03/13/20	Buy	JPY 130,113	AUD 1,750	—	(6,732)	HSBC Bank PLC
06/12/20	Buy	JPY 128,882	AUD 1,740	—	(6,643)	JPMorgan Chase Bank, N.A.
06/12/20	Buy	JPY 131,975	AUD 1,780	—	(5,551)	HSBC Bank PLC
06/12/20	Buy	JPY 231,599	AUD 3,120	—	(7,147)	JPMorgan Chase Bank, N.A.

				$1,385	$(46,076)

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,768	01/27/25	1.973%(S)	3 Month LIBOR(1)(Q)	$—	$(68,551)	$(68,551)
2,980	01/29/25	1.937%(S)	3 Month LIBOR(1)(Q)	—	(36,720)	(36,720)
2,520	01/30/25	1.942%(S)	3 Month LIBOR(1)(Q)	—	(31,640)	(31,640)
3,980	02/03/25	1.817%(S)	3 Month LIBOR(1)(Q)	—	(20,792)	(20,792)
1,350	03/27/25	1.978%(S)	3 Month LIBOR(1)(Q)	—	(21,595)	(21,595)
1,350	03/27/25	1.985%(S)	3 Month LIBOR(1)(Q)	—	(22,161)	(22,161)
14,690	07/02/25	2.449%(S)	3 Month LIBOR(1)(Q)	—	(639,792)	(639,792)
8,150	03/31/44	3.489%(S)	3 Month LIBOR(1)(Q)	—	(2,096,168)	(2,096,168)
11,800	11/19/46	2.378%(S)	3 Month LIBOR(1)(Q)	—	(425,245)	(425,245)
3,500	03/13/47	2.794%(S)	3 Month LIBOR(1)(Q)	—	(450,379)	(450,379)
1,800	04/16/47	2.537%(S)	3 Month LIBOR(1)(Q)	—	(127,886)	(127,886)
9,100	07/29/47	2.587%(S)	3 Month LIBOR(1)(Q)	—	(805,908)	(805,908)
4,344	02/20/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	(772,077)	(772,077)
4,344	02/22/48	3.002%(S)	3 Month LIBOR(1)(Q)	—	(793,737)	(793,737)
4,344	02/23/48	3.019%(S)	3 Month LIBOR(1)(Q)	—	(809,463)	(809,463)

				$—	$(7,122,114)	$(7,122,114)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$1,463,375	$—
JPMorgan Securities LLC	4,146,866	—

Total	$5,610,241	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds
Argentina	$—	$7,155,009	$—
Brazil	—	41,285,469	—
Colombia	—	4,927,093	—
Ghana	—	4,991,397	—
Indonesia	—	26,180,490	—
Mexico	—	47,958,597	—
Philippines	—	13,990,258	—
South Korea	—	14,404,126	—
Thailand	—	15,116,495	—
Affiliated Mutual Fund	1,549	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Foreign Treasury Obligations
Argentina	$—	$5,709,883	$—
Brazil	—	2,232,869	—
Mexico	—	1,863,247	—
Thailand	—	63,096	—
U.S. Government Agency Obligation	—	75,175,000	—
U.S. Treasury Obligations	—	47,537,711	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(1,427,108)	—
OTC Cross Currency Exchange Contracts	—	(44,691)	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,122,114)	—

Total	$1,549	$299,996,827	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Sovereign Bonds	52.0%
U.S. Government Agency Obligation	22.2
U.S. Treasury Obligations	14.0
Foreign Treasury Obligations	2.9
Affiliated Mutual Fund	0.0 *

91.1
Other assets in excess of liabilities	8.9

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$1,385	Unrealized depreciation on OTC cross currency exchange contracts	$46,076
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	586,322	Unrealized depreciation on OTC forward foreign currency exchange contracts	2,013,430
Interest rate contracts	—	—	Due from/to broker — variation margin swaps	7,122,114	*

		$587,707		$9,181,620

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$(20)	$—	$—	$—
Foreign exchange contracts	(50)	146	7,288,810	—
Interest rate contracts	—	—	—	37,357

Total	$(70)	$146	$7,288,810	$37,357

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$(1,499,520)	$—
Interest rate contracts	—	(7,811,717)

Total	$(1,499,520)	$(7,811,717)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Forward Foreign Currency Exchange Contracts — Purchased(3)
$25	$1,657	$27,588,543

Forward Foreign Currency Exchange Contracts — Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)
$239,596,046	$6,249,128	$79,020,000

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$—	$(597,181)	$(597,181)	$590,000	$(7,181)
BNP Paribas S.A.	—	(25,906)	(25,906)	—	(25,906)
Citibank, N.A.	40,437	(173,960)	(133,523)	110,000	(23,523)
Deutsche Bank AG	—	(524,823)	(524,823)	524,823	—

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Goldman Sachs Bank USA	$—	$(110,674)	$(110,674)	$110,674	$—
HSBC Bank PLC	129,297	(160,195)	(30,898)	—	(30,898)
JPMorgan Chase Bank, N.A.	413,529	(400,473)	13,056	(13,056)	—
UBS AG	4,444	(66,294)	(61,850)	61,850	—

	$587,707	$(2,059,506)	$(1,471,799)	$1,384,291	$(87,508)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $325,972,932)	$308,590,740
Affiliated investments (cost $1,549)	1,549
Cash	19,435,226
Foreign currency, at value (cost $460,683)	458,373
Cash segregated for counterparty — OTC	1,460,000
Deposit with broker for centrally cleared/exchange-traded derivatives	5,610,241
Interest receivable	3,532,449
Receivable for Portfolio shares sold	972,537
Unrealized appreciation on OTC forward foreign currency exchange contracts	586,322
Tax reclaim receivable	427,347
Due from broker-variation margin swaps	191,206
Receivable for investments sold	51,442
Unrealized appreciation on OTC cross currency exchange contracts	1,385
Prepaid expenses	389

Total Assets	341,319,206

LIABILITIES
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,013,430
Payable to affiliate	427,347
Management fee payable	114,993
Accrued expenses and other liabilities	51,084
Unrealized depreciation on OTC cross currency exchange contracts	46,076
Distribution fee payable	13,867
Payable for Portfolio shares repurchased	4,485
Affiliated transfer agent fee payable	369

Total Liabilities	2,671,651

NET ASSETS	$338,647,555

Net assets were comprised of:
Partners Equity	$338,647,555

Net asset value and redemption price per share, $338,647,555 / 29,099,877 outstanding shares of beneficial interest	$11.64

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
Interest income (net of $315,853 foreign withholding tax, of which $98,585 is reimbursable by an affiliate)	$10,330,621

EXPENSES
Management fee	1,029,754
Distribution fee	407,581
Custodian and accounting fees	34,190
Audit fee	20,216
Trustees’ fees	6,632
Legal fees and expenses	5,978
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	2,686
Miscellaneous	11,375

Total expenses	1,521,887

NET INVESTMENT INCOME (LOSS)	8,808,734

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	639,058
Forward and cross currency contract transactions	7,288,810
Options written transactions	146
Swap agreements transactions	37,357
Foreign currency transactions	402,690

8,368,061

Net change in unrealized appreciation (depreciation) on:
Investments	3,848,325
Forward and cross currency contracts	(1,499,520)
Swap agreements	(7,811,717)
Foreign currencies	50,702

(5,412,210)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	2,955,851

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,764,585

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,808,734	$14,504,370
Net realized gain (loss) on investment and foreign currency transactions	8,368,061	6,903,203
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,412,210)	(16,519,618)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,764,585	4,887,955

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,197,672 and 1,824,341 shares, respectively]	25,386,300	20,174,440
Portfolio shares repurchased [840,354 and 6,863,555 shares, respectively]	(9,689,302)	(76,302,569)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	15,696,998	(56,128,129)

CAPITAL CONTRIBUTIONS	1,086	1,673,128

TOTAL INCREASE (DECREASE)	27,462,669	(49,567,046)
NET ASSETS:
Beginning of period	311,184,886	360,751,932

End of period	$338,647,555	$311,184,886

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 96.1%

COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.4%
TransDigm Group, Inc.*	30,203	$14,612,211

Airlines — 1.7%
Alaska Air Group, Inc.(a)	91,494	5,847,382

Auto Components — 2.6%
Dana, Inc.	446,065	8,894,536

Banks — 4.8%
Fifth Third Bancorp	186,610	5,206,419
Pinnacle Financial Partners, Inc.	61,383	3,528,295
Signature Bank	62,285	7,526,519

		16,261,233

Chemicals — 5.1%
Ashland Global Holdings, Inc.	144,624	11,565,581
Eastman Chemical Co.	72,897	5,673,574

		17,239,155

Commercial Services & Supplies — 3.3%
Republic Services, Inc.	126,547	10,964,032

Consumer Finance — 4.3%
Ally Financial, Inc.	464,913	14,407,654

Containers & Packaging — 4.4%
Owens-Illinois, Inc.	423,220	7,309,009
Packaging Corp. of America	79,727	7,599,578

		14,908,587

Diversified Consumer Services — 2.8%
Adtalem Global Education, Inc.*	212,546	9,575,197

Electric Utilities — 5.6%
Evergy, Inc.	107,926	6,491,749
FirstEnergy Corp.	283,720	12,146,053

		18,637,802

Equity Real Estate Investment Trusts (REITs) — 10.6%
AvalonBay Communities, Inc.	44,179	8,976,289
EPR Properties	134,742	10,050,406
Lamar Advertising Co. (Class A Stock)(a)	133,755	10,795,366
MGM Growth Properties LLC (Class A Stock)	187,636	5,751,043

		35,573,104

Gas Utilities — 2.4%
UGI Corp.	151,013	8,065,604

Health Care Equipment & Supplies — 3.6%
Zimmer Biomet Holdings, Inc.	103,417	12,176,318

Health Care Providers & Services — 4.4%
Universal Health Services, Inc. (Class B Stock)	113,513	14,800,960

Hotels, Restaurants & Leisure — 3.6%
Marriott Vacations Worldwide Corp.	53,782	5,184,585
Wyndham Destinations, Inc.	154,287	6,773,199

		11,957,784

Insurance — 6.4%
American Financial Group, Inc.	32,140	3,293,386
Assurant, Inc.	52,458	5,580,482

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Axis Capital Holdings Ltd.	57,253	$3,415,141
Fidelity National Financial, Inc.	226,417	9,124,605

		21,413,614

Internet & Direct Marketing Retail — 1.8%
Qurate Retail, Inc.*	476,114	5,899,052

IT Services — 3.3%
Alliance Data Systems Corp.(a)	41,968	5,880,976
Conduent, Inc.*	531,247	5,094,659

		10,975,635

Machinery — 2.1%
Dover Corp.	69,028	6,916,606

Media — 2.2%
Altice USA, Inc. (Class A Stock)*(a)	297,934	7,254,693

Mortgage Real Estate Investment Trusts (REITs) — 1.4%
MFA Financial, Inc.	652,872	4,687,621

Oil, Gas & Consumable Fuels — 7.1%
EQT Corp.	443,511	7,011,909
Equitrans Midstream Corp.(a)	399,825	7,880,551
Murphy Oil Corp.(a)	359,032	8,850,139

		23,742,599

Semiconductors & Semiconductor Equipment — 2.4%
Marvell Technology Group Ltd.	341,266	8,146,019

Specialty Retail — 2.9%
Aaron’s, Inc.(a)	156,841	9,631,606

Trading Companies & Distributors — 2.9%
AerCap Holdings NV (Ireland)*	188,372	9,797,228

TOTAL LONG-TERM INVESTMENTS (cost $285,519,337)		322,386,232

SHORT-TERM INVESTMENTS — 15.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	11,727,250	11,727,250
PGIM Institutional Money Market Fund (cost $39,583,765; includes $39,493,963 of cash collateral for securities on loan)(b)(w)	39,573,416	39,585,288

TOTAL SHORT-TERM INVESTMENTS (cost $51,311,015)		51,312,538

TOTAL INVESTMENTS — 111.4% (cost $336,830,352)		373,698,770
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.4)%		(38,273,058)

NET ASSETS — 100.0%		$335,425,712

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,007,620; cash collateral of $39,493,963 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,612,211	$—	$—
Airlines	5,847,382	—	—
Auto Components	8,894,536	—	—
Banks	16,261,233	—	—
Chemicals	17,239,155	—	—
Commercial Services & Supplies	10,964,032	—	—
Consumer Finance	14,407,654	—	—
Containers & Packaging	14,908,587	—	—
Diversified Consumer Services	9,575,197	—	—
Electric Utilities	18,637,802	—	—
Equity Real Estate Investment Trusts (REITs)	35,573,104	—	—
Gas Utilities	8,065,604	—	—
Health Care Equipment & Supplies	12,176,318	—	—
Health Care Providers & Services	14,800,960	—	—
Hotels, Restaurants & Leisure	11,957,784	—	—
Insurance	21,413,614	—	—
Internet & Direct Marketing Retail	5,899,052	—	—
IT Services	10,975,635	—	—
Machinery	6,916,606	—	—
Media	7,254,693	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,687,621	—	—
Oil, Gas & Consumable Fuels	23,742,599	—	—
Semiconductors & Semiconductor Equipment	8,146,019	—	—
Specialty Retail	9,631,606	—	—
Trading Companies & Distributors	9,797,228	—	—
Affiliated Mutual Funds	51,312,538	—	—

Total	$373,698,770	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (11.8% represents investments purchased with collateral from securities on loan)	15.3%
Equity Real Estate Investment Trusts (REITs)	10.6
Oil, Gas & Consumable Fuels	7.1
Insurance	6.4
Electric Utilities	5.6
Chemicals	5.1
Banks	4.8

Containers & Packaging	4.4%
Health Care Providers & Services	4.4
Aerospace & Defense	4.4
Consumer Finance	4.3
Health Care Equipment & Supplies	3.6
Hotels, Restaurants & Leisure	3.6
IT Services	3.3
Commercial Services & Supplies	3.3

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Trading Companies & Distributors	2.9%
Specialty Retail	2.9
Diversified Consumer Services	2.8
Auto Components	2.6
Semiconductors & Semiconductor Equipment	2.4
Gas Utilities	2.4
Media	2.2

Machinery	2.1%
Internet & Direct Marketing Retail	1.8
Airlines	1.7
Mortgage Real Estate Investment Trusts (REITs)	1.4

111.4
Liabilities in excess of other assets	(11.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$39,007,620	$(39,007,620)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $39,007,620:
Unaffiliated investments (cost $285,519,337)	$322,386,232
Affiliated investments (cost $51,311,015)	51,312,538
Receivable for Portfolio shares sold	837,643
Dividends and interest receivable	638,147
Prepaid expenses	20,490

Total Assets	375,195,050

LIABILITIES
Payable to broker for collateral for securities on loan	39,493,963
Accrued expenses and other liabilities	135,232
Management fee payable	126,205
Distribution fee payable	13,530
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	39

Total Liabilities	39,769,338

NET ASSETS	$335,425,712

Net assets were comprised of:
Partners Equity	$335,425,712

Net asset value and redemption price per share, $335,425,712 / 13,615,889 outstanding shares of beneficial interest	$24.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$3,451,556
Affiliated dividend income	179,760
Affiliated income from securities lending, net	34,569

Total income	3,665,885

EXPENSES
Management fee	1,289,981
Distribution fee	412,655
Custodian and accounting fees	30,496
Audit fee	12,992
Trustees’ fees	6,633
Legal fees and expenses	5,985
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	1,963
Miscellaneous	8,557

Total expenses	1,772,738
Less: Fee waiver and/or expense reimbursement	(16,506)

Net expenses	1,756,232

NET INVESTMENT INCOME (LOSS)	1,909,653

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $7,255)	(10,093,059)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $3,892)	51,378,174

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	41,285,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,194,768

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,909,653	$2,998,840
Net realized gain (loss) on investment transactions	(10,093,059)	28,280,071
Net change in unrealized appreciation (depreciation) on investments	51,378,174	(92,367,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,194,768	(61,088,404)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [709,110 and 897,019 shares, respectively]	16,687,809	21,251,496
Portfolio shares repurchased [930,380 and 3,593,640 shares, respectively]	(22,263,291)	(88,557,476)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(5,575,482)	(67,305,980)

CAPITAL CONTRIBUTIONS	215	—

TOTAL INCREASE (DECREASE)	37,619,501	(128,394,384)
NET ASSETS:
Beginning of period	297,806,211	426,200,595

End of period	$335,425,712	$297,806,211

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 85.7%

COMMON STOCKS — 85.6%	Shares	Value
Aerospace & Defense — 2.6%
Airbus SE (France)	12,075	$1,713,378
Astronics Corp.*	51,689	2,078,932
BAE Systems PLC (United Kingdom)	257,586	1,621,242
BWX Technologies, Inc.	143,286	7,465,201
Cobham PLC (United Kingdom)*	836,641	1,132,289
General Dynamics Corp.	53,591	9,743,916
Leonardo SpA (Italy)	98,876	1,254,814
Lockheed Martin Corp.(k)	59,752	21,722,242
Moog, Inc. (Class A Stock)	27,108	2,537,580
Safran SA (France)	19,024	2,789,902
Ultra Electronics Holdings PLC (United Kingdom)	61,500	1,290,014

		53,349,510

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	83,228	6,313,676
Forward Air Corp.	37,130	2,196,240

		8,509,916

Airlines — 0.1%
Hawaiian Holdings, Inc.	50,397	1,382,390

Auto Components — 0.3%
Cooper Tire & Rubber Co.(a)	52,680	1,662,054
Gentherm, Inc.*	53,250	2,227,448
Toyo Tire Corp. (Japan)	135,660	1,788,965

		5,678,467

Banks — 5.8%
1st Source Corp.	35,360	1,640,704
Atlantic Union Bankshares Corp.	67,440	2,382,655
Banc of California, Inc.	183,430	2,562,517
Bank of America Corp.	452,574	13,124,646
China Construction Bank Corp. (China) (Class H Stock)	1,847,000	1,590,709
China Merchants Bank Co. Ltd. (China) (Class H Stock)	381,000	1,901,556
First Citizens BancShares, Inc. (Class A Stock)	6,426	2,893,435
First Midwest Bancorp, Inc.	116,660	2,388,030
First Republic Bank	56,806	5,547,106
Great Western Bancorp, Inc.	71,280	2,546,122
Hancock Whitney Corp.	73,530	2,945,612
HDFC Bank Ltd. (India)	50,397	1,786,250
HDFC Bank Ltd. (India), ADR	9,852	1,281,154
ICICI Bank Ltd. (India)	412,872	2,614,186
ICICI Bank Ltd. (India), ADR	9,645	121,431
ING Groep NV (Netherlands)	129,074	1,496,080
International Bancshares Corp.	74,931	2,825,648
JPMorgan Chase & Co.(k)	137,924	15,419,903
M&T Bank Corp.	102,478	17,428,434
Mitsubishi UFJ Financial Group, Inc. (Japan)	196,000	932,550
Nordea Bank Abp (Finland)	126,082	915,678
PNC Financial Services Group, Inc. (The)	168,890	23,185,219
Resona Holdings, Inc. (Japan)	283,000	1,180,296
Sberbank of Russia PJSC (Russia)	351,452	1,327,986

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Signature Bank	28,934	$3,496,385
Standard Chartered PLC (United Kingdom)	212,378	1,928,733
Synovus Financial Corp.	58,798	2,057,930
United Overseas Bank Ltd. (Singapore)	60,800	1,173,521
Webster Financial Corp.	48,155	2,300,364

		120,994,840

Beverages — 2.4%
C&C Group PLC (Ireland)	601,995	2,674,684
Coca-Cola Co. (The)	368,793	18,778,940
Diageo PLC (United Kingdom)	292,472	12,595,145
Heineken NV (Netherlands)	11,438	1,275,706
Monster Beverage Corp.*	40,139	2,562,072
PepsiCo, Inc.	94,947	12,450,400

		50,336,947

Biotechnology — 0.2%
Exact Sciences Corp.*(a)	25,233	2,978,503
Jinyu Bio-Technology Co. Ltd. (China) (Class A Stock)*	668,653	1,527,700

		4,506,203

Building Products — 1.3%
American Woodmark Corp.*	39,620	3,352,645
Cie de Saint-Gobain (France)	90,641	3,534,770
Fortune Brands Home & Security, Inc.	46,810	2,674,255
Lennox International, Inc.(a)	53,475	14,705,625
Tyman PLC (United Kingdom)	733,543	2,251,630

		26,518,925

Capital Markets — 1.5%
Ares Capital Corp.	91,805	1,646,982
Banca Generali SpA (Italy)	44,780	1,288,334
BlackRock, Inc.	2,500	1,173,250
E*TRADE Financial Corp.	53,138	2,369,955
FactSet Research Systems, Inc.(a)	22,969	6,581,997
Hamilton Lane, Inc. (Class A Stock)	51,545	2,941,158
Intercontinental Exchange, Inc.	44,567	3,830,088
Moody’s Corp.	18,475	3,608,352
Solar Capital Ltd.	70,737	1,452,231
TD Ameritrade Holding Corp.(k)	86,782	4,332,157
UBS Group AG (Switzerland)*	212,524	2,527,389

		31,751,893

Chemicals — 1.4%
Celanese Corp.	11,500	1,239,700
Dow, Inc.	22,900	1,129,199
Linde PLC (United Kingdom)	55,262	11,096,609
Orion Engineered Carbons SA (Luxembourg)	167,610	3,588,530
Sensient Technologies Corp.	37,395	2,747,785
Sherwin-Williams Co. (The)	16,647	7,629,154
Stepan Co.	25,600	2,352,896

		29,783,873

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies — 2.5%
ACCO Brands Corp.	305,175	$2,401,727
ADT, Inc.(a)	250,890	1,535,447
Babcock International Group PLC (United Kingdom)	209,994	1,221,729
BrightView Holdings, Inc.*(a)	57,700	1,079,567
Cimpress NV (Netherlands)*(a)	28,423	2,583,366
Cintas Corp.(a)	76,117	18,061,803
Clean Harbors, Inc.*	103,335	7,347,119
Copart, Inc.*(a)	54,206	4,051,356
Edenred (France)	50,591	2,584,442
Matthews International Corp. (Class A Stock)	44,245	1,541,938
Serco Group PLC (United Kingdom)*	592,817	1,085,537
Steelcase, Inc. (Class A Stock)	140,310	2,399,301
Waste Connections, Inc.	71,451	6,829,287

		52,722,619

Communications Equipment — 1.2%
Cisco Systems, Inc.	198,517	10,864,835
Motorola Solutions, Inc.	71,549	11,929,365
Nokia OYJ (Finland)	252,199	1,255,247

		24,049,447

Construction & Engineering — 0.7%
Primoris Services Corp.	67,150	1,405,450
Valmont Industries, Inc.	21,180	2,685,836
Vinci SA (France)	102,669	10,516,954

		14,608,240

Construction Materials — 0.1%
CRH PLC (Ireland)	89,024	2,903,746

Consumer Finance — 1.1%
American Express Co.	101,608	12,542,491
Credit Acceptance Corp.*(a)	21,265	10,288,645

		22,831,136

Containers & Packaging — 1.5%
Ball Corp.	264,649	18,522,783
Packaging Corp. of America	33,808	3,222,579
Sealed Air Corp.	68,570	2,933,425
Smurfit Kappa Group PLC (Ireland)	33,096	1,002,485
Vidrala SA (Spain)	49,571	4,667,133

		30,348,405

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	43,694	9,314,250
Cerved Group SpA (Italy)	402,501	3,566,334

		12,880,584

Diversified Telecommunication Services — 0.9%
BCE, Inc. (Canada)	52,695	2,397,440
Cellnex Telecom SA (Spain), 144A*	46,821	1,733,558
Hellenic Telecommunications Organization SA (Greece)	49,836	735,462
Telenor ASA (Norway)	57,147	1,212,775
Verizon Communications, Inc.	213,890	12,219,536

		18,298,771

COMMON STOCKS (continued)	Shares	Value
Electric Utilities — 0.7%
Avangrid, Inc.	100,370	$5,068,685
Edison International	74,872	5,047,122
EDP — Energias de Portugal SA (Portugal)	554,650	2,107,393
OGE Energy Corp.	56,084	2,386,935

		14,610,135

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	106,315	2,136,456
AMETEK, Inc.	50,963	4,629,479
Schneider Electric SE (France)	49,415	4,482,735
Thermon Group Holdings, Inc.*	115,294	2,957,291

		14,205,961

Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.(a)	71,665	4,269,084
Coherent, Inc.*	11,320	1,543,709
CTS Corp.	67,050	1,849,239
Hitachi Ltd. (Japan)	28,700	1,053,516
Keysight Technologies, Inc.*	17,130	1,538,445
ScanSource, Inc.*	27,170	884,655
Zebra Technologies Corp. (Class A Stock)*	12,299	2,576,518

		13,715,166

Energy Equipment & Services — 0.2%
Era Group, Inc.*	51,220	427,175
SEACOR Holdings, Inc.*	35,890	1,705,134
SEACOR Marine Holdings, Inc.*	62,406	933,594
Subsea 7 SA (United Kingdom)	98,928	1,192,856

		4,258,759

Entertainment — 0.4%
Netflix, Inc.*	7,166	2,632,215
Nexon Co. Ltd. (Japan)*	133,434	1,938,723
Sea Ltd. (Thailand), ADR*(a)	57,650	1,915,133
Spotify Technology SA*	13,700	2,003,214

		8,489,285

Equity Real Estate Investment Trusts (REITs) — 5.0%
Alexander & Baldwin, Inc.	145,090	3,351,579
American Tower Corp.	154,106	31,506,972
Brandywine Realty Trust	182,940	2,619,701
Brixmor Property Group, Inc.(a)	150,711	2,694,713
Camden Property Trust	19,464	2,031,847
Corporate Office Properties Trust	113,530	2,993,786
Crown Castle International Corp.	124,071	16,172,655
DiamondRock Hospitality Co.	128,290	1,326,518
Gaming & Leisure Properties, Inc.	115,968	4,520,433
Hibernia REIT PLC (Ireland)	753,981	1,245,885
Park Hotels & Resorts, Inc.(a)	60,291	1,661,620
Physicians Realty Trust	208,330	3,633,275
PotlatchDeltic Corp.(a)	59,310	2,311,904
Public Storage	84,484	20,121,554
RPT Realty(a)	262,740	3,181,781
STORE Capital Corp.	79,989	2,654,835
Summit Hotel Properties, Inc.(a)	144,501	1,657,426

		103,686,484

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	25,163	$6,649,575
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	64,965	1,902,712

		8,552,287

Food Products — 1.9%
Archer-Daniels-Midland Co.	45,359	1,850,647
CJ CheilJedang Corp. (South Korea)	8,464	2,177,161
Conagra Brands, Inc.(a)	101,509	2,692,019
Cranswick PLC (United Kingdom)	165,413	5,440,194
Hershey Co. (The)	38,129	5,110,430
Ingredion, Inc.(a)	30,058	2,479,484
Kraft Heinz Co. (The)	40,069	1,243,742
Lamb Weston Holdings, Inc.	39,868	2,526,036
Mondelez International, Inc. (Class A Stock)	250,004	13,475,216
Post Holdings, Inc.*	21,470	2,232,236

		39,227,165

Gas Utilities — 0.9%
New Jersey Resources Corp.	25,870	1,287,550
Rubis SCA (France)	109,772	6,185,204
Spire, Inc.	20,405	1,712,387
UGI Corp.	174,502	9,320,152

		18,505,293

Health Care Equipment & Supplies — 4.2%
Alcon, Inc. (Switzerland)*	56,795	3,516,731
Align Technology, Inc.*	6,729	1,841,727
Baxter International, Inc.	109,751	8,988,607
Danaher Corp.	79,983	11,431,171
Haemonetics Corp.*	21,576	2,596,456
Hologic, Inc.*	62,948	3,022,763
Insulet Corp.*(a)	26,719	3,189,714
Koninklijke Philips NV (Netherlands)	112,916	4,911,820
Medtronic PLC	302,897	29,499,139
Natus Medical, Inc.*	31,290	803,840
Penumbra, Inc.*(a)	18,333	2,933,280
Smith & Nephew PLC (United Kingdom)	240,707	5,212,659
STERIS PLC	62,081	9,242,619

		87,190,526

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	29,738	2,535,462
AMN Healthcare Services, Inc.*	31,190	1,692,058
HCA Healthcare, Inc.	68,772	9,295,911
Laboratory Corp. of America Holdings*	37,824	6,539,770
Quest Diagnostics, Inc.	23,345	2,376,754
UnitedHealth Group, Inc.	119,374	29,128,450
Universal Health Services, Inc. (Class B Stock)	21,973	2,865,059

		54,433,464

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	254,604	2,961,045

COMMON STOCKS (continued)	Shares	Value
Health Care Technology (continued)
Veeva Systems, Inc. (Class A Stock)*	6,436	$1,043,340

		4,004,385

Hotels, Restaurants & Leisure — 2.1%
Aramark(a)	97,450	3,514,047
Choice Hotels International, Inc.(a)	119,332	10,383,077
Compass Group PLC (United Kingdom)	391,641	9,390,474
Las Vegas Sands Corp.	31,479	1,860,094
Marriott Vacations Worldwide Corp.	19,488	1,878,643
McDonald’s Corp.	72,376	15,029,600
OPAP SA (Greece)	61,407	687,299
Sands China Ltd. (Macau)	278,297	1,331,807

		44,075,041

Household Durables — 1.4%
Cairn Homes PLC (Ireland)*	1,532,635	2,074,853
Glenveagh Properties PLC (Ireland), 144A*(a)	937,442	782,646
Helen of Troy Ltd.*	10,970	1,432,572
Lennar Corp. (Class A Stock)	63,075	3,056,614
Neinor Homes SA (Spain), 144A*	85,584	1,042,419
Newell Brands, Inc.(a)	152,616	2,353,339
NVR, Inc.*	4,541	15,304,305
TRI Pointe Group, Inc.*	199,570	2,388,853

		28,435,601

Household Products — 0.7%
Colgate-Palmolive Co.	163,577	11,723,564
Spectrum Brands Holdings, Inc.(a)	52,165	2,804,912

		14,528,476

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	3,377,200	2,168,505

Industrial Conglomerates — 0.1%
Nava Bharat Ventures Ltd. (India)	573,432	781,560
Rheinmetall AG (Germany)	11,863	1,453,665

		2,235,225

Insurance — 7.7%
AIA Group Ltd. (Hong Kong)	848,815	9,178,239
Alleghany Corp.*(k)	13,249	9,024,026
Arthur J Gallagher & Co.	82,955	7,266,029
Assicurazioni Generali SpA (Italy)	70,079	1,319,069
Assured Guaranty Ltd.	44,735	1,882,449
Chubb Ltd.	181,604	26,748,453
Cincinnati Financial Corp.	23,373	2,423,079
CNO Financial Group, Inc.	136,061	2,269,498
Enstar Group Ltd. (Bermuda)*	22,130	3,856,816
Fairfax Financial Holdings Ltd. (Canada)	11,176	5,485,461
Intact Financial Corp. (Canada)	143,895	13,297,830
Kemper Corp.	33,330	2,876,046
Markel Corp.*	16,074	17,514,230
Marsh & McLennan Cos., Inc.	90,771	9,054,407

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
MetLife, Inc.	247,013	$12,269,136
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	110,150	1,324,307
Reinsurance Group of America, Inc.	17,710	2,763,291
Sony Financial Holdings, Inc. (Japan)	371,976	8,939,109
Torchmark Corp.	52,779	4,721,609
White Mountains Insurance Group Ltd.	9,867	10,078,746
Willis Towers Watson PLC	21,958	4,205,835
Zurich Insurance Group AG (Switzerland)	7,497	2,605,881

		159,103,546

Interactive Media & Services — 0.6%
Pinterest, Inc. (Class A Stock)*(a)	123,145	3,352,007
Tencent Holdings Ltd. (China)	30,308	1,368,828
Yandex NV (Russia) (Class A Stock)*	205,265	7,800,070

		12,520,905

Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China), ADR*	16,158	2,737,973
Amazon.com, Inc.*	2,747	5,201,802
eBay, Inc.	65,939	2,604,590
PChome Online, Inc. (Taiwan)*	191,000	696,475
Vipshop Holdings Ltd. (China), ADR*	81,325	701,835

		11,942,675

IT Services — 3.0%
Accenture PLC (Class A Stock)	40,269	7,440,503
Amdocs Ltd.(a)	45,341	2,815,223
Automatic Data Processing, Inc.	14,335	2,370,005
Black Knight, Inc.*	131,934	7,935,830
DXC Technology Co.	156,352	8,622,813
Fidelity National Information Services, Inc.	54,706	6,711,332
FleetCor Technologies, Inc.*	9,567	2,686,892
GoDaddy, Inc. (Class A Stock)*	36,352	2,550,093
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*(a)	59,982	2,337,498
PayPal Holdings, Inc.*	9,223	1,055,665
Perspecta, Inc.	78,277	1,832,465
Visa, Inc. (Class A Stock)	43,277	7,510,723
WNS Holdings Ltd. (India), ADR*	76,600	4,534,720
Worldline SA (France), 144A*	43,745	3,184,332

		61,588,094

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	25,079	1,872,649

Machinery — 3.2%
Albany International Corp. (Class A Stock)	27,215	2,256,396
Alstom SA (France)	61,354	2,846,445
Deere & Co.	108,352	17,955,010
ESCO Technologies, Inc.	43,940	3,630,323

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
FANUC Corp. (Japan)	7,800	$1,447,093
IDEX Corp.	81,095	13,959,693
Kone OYJ (Finland) (Class B Stock)	41,941	2,474,022
Luxfer Holdings PLC (United Kingdom)	130,205	3,192,626
Mueller Industries, Inc.	126,270	3,695,923
PACCAR, Inc.	124,447	8,917,872
SPX FLOW, Inc.*	5,400	226,044
TriMas Corp.*	163,290	5,057,091

		65,658,538

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,335,483	6,621,474

Media — 0.7%
Comcast Corp. (Class A Stock)	349,118	14,760,709
SES SA (Luxembourg)	23,155	362,136

		15,122,845

Metals & Mining — 0.3%
Antofagasta PLC (Chile)	125,193	1,481,054
First Quantum Minerals Ltd. (Zambia)	87,919	835,182
Rio Tinto PLC (Australia)	18,302	1,133,870
Vale SA (Brazil), ADR	171,520	2,305,229

		5,755,335

Multiline Retail — 0.3%
B&M European Value Retail SA (United Kingdom)	388,024	1,643,369
Marui Group Co. Ltd. (Japan)	186,460	3,802,429

		5,445,798

Multi-Utilities — 0.9%
Dominion Energy, Inc.	32,485	2,511,740
E.ON SE (Germany)	286,658	3,110,925
Sempra Energy	89,006	12,232,985

		17,855,650

Oil, Gas & Consumable Fuels — 2.9%
ARC Resources Ltd. (Canada)	134,340	657,569
Canadian Natural Resources Ltd. (Canada)	89,734	2,420,126
Chevron Corp.	91,797	11,423,219
CNOOC Ltd. (China)	681,000	1,160,105
Diamondback Energy, Inc.	23,998	2,615,062
Dorian LPG Ltd.*	116,596	1,051,696
Exxon Mobil Corp.	126,444	9,689,404
Galp Energia SGPS SA (Portugal)	83,657	1,288,333
Kinder Morgan, Inc.	74,800	1,561,824
Kosmos Energy Ltd. (Ghana)	309,470	1,940,377
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	128,750	1,490,925
Pembina Pipeline Corp. (Canada)(a)	61,702	2,295,931
Petroleo Brasileiro SA (Brazil), ADR(a)	83,419	1,298,834

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	34,096	$1,117,197
Scorpio Tankers, Inc. (Monaco)	64,231	1,896,099
Suncor Energy, Inc. (Canada)	353,598	11,018,114
TC Energy Corp. (Canada)	79,794	3,955,730
TOTAL SA (France)	47,322	2,651,111

		59,531,656

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	59,220	1,552,748
Neenah, Inc.	43,300	2,924,915

		4,477,663

Personal Products — 0.2%
Unilever NV (United Kingdom), CVA	61,454	3,741,414

Pharmaceuticals — 3.8%
AstraZeneca PLC (United Kingdom)	75,660	6,182,041
AstraZeneca PLC (United Kingdom), ADR	339,372	14,009,276
CSPC Pharmaceutical Group Ltd. (China)	844,312	1,362,186
Johnson & Johnson	67,726	9,432,877
Livzon Pharmaceutical Group, Inc. (China) (Class A Stock)	155,000	749,654
Nippon Shinyaku Co. Ltd. (Japan)	31,400	2,218,219
Novartis AG (Switzerland)	213,700	19,504,995
Novartis AG (Switzerland), ADR(a)	147,096	13,431,336
Ono Pharmaceutical Co. Ltd. (Japan)	87,155	1,564,412
Pfizer, Inc.	53,100	2,300,292
Roche Holding AG (Switzerland)	30,371	8,551,432

		79,306,720

Professional Services — 0.7%
CoStar Group, Inc.*	3,616	2,003,481
Forrester Research, Inc.	48,370	2,274,841
FTI Consulting, Inc.*	12,240	1,026,202
Huron Consulting Group, Inc.*	58,530	2,948,741
ICF International, Inc.	27,680	2,015,104
Mistras Group, Inc.*	69,970	1,005,469
Navigant Consulting, Inc.	110,570	2,564,118
Outsourcing, Inc. (Japan)	152,400	1,856,085

		15,694,041

Real Estate Management & Development — 0.3%
Aedas Homes SAU (Spain), 144A*	35,321	842,856
China Overseas Land & Investment Ltd. (China)	334,000	1,231,830
Nexity SA (France)	29,820	1,288,922
StorageVault Canada, Inc. (Canada)	602,584	1,325,220
Tricon Capital Group, Inc. (Canada)	349,535	2,669,123

		7,357,951

Road & Rail — 3.2%
AMERCO	24,102	9,123,812
Canadian National Railway Co. (Canada)	252,123	23,334,204
CJ Logistics Corp. (South Korea)*	11,448	1,336,775
CSX Corp.(a)	38,951	3,013,639

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Genesee & Wyoming, Inc. (Class A Stock)*	141,869	$14,186,900
Kansas City Southern	12,041	1,466,835
Localiza Rent a Car SA (Brazil)	252,800	2,678,793
Saia, Inc.*(a)	16,730	1,081,929
Union Pacific Corp.	58,053	9,817,343

		66,040,230

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*(a)	95,462	2,899,181
Analog Devices, Inc.	110,456	12,467,169
Entegris, Inc.(a)	54,482	2,033,268
Intel Corp.	230,463	11,032,264
Marvell Technology Group Ltd.	324,632	7,748,966
QUALCOMM, Inc.	38,658	2,940,714
Rudolph Technologies, Inc.*	37,370	1,032,533
SK Hynix, Inc. (South Korea)	42,394	2,552,018
Skyworks Solutions, Inc.	36,820	2,845,081
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	174,000	1,332,965

		46,884,159

Software — 2.3%
Constellation Software, Inc. (Canada)	15,810	14,900,914
Descartes Systems Group, Inc. (The) (Canada)*	77,222	2,857,017
Guidewire Software, Inc.*	16,106	1,632,826
Microsoft Corp.	88,474	11,851,977
Mimecast Ltd.*	33,702	1,574,220
Open Text Corp. (Canada)	75,293	3,102,072
ServiceNow, Inc.*	9,400	2,580,958
Splunk, Inc.*	15,342	1,929,257
SS&C Technologies Holdings, Inc.	76,753	4,421,740
Workday, Inc. (Class A Stock)*	12,690	2,608,810

		47,459,791

Specialty Retail — 1.7%
Camping World Holdings, Inc. (Class A Stock)(a)	170,948	2,123,174
CarMax, Inc.*(a)	98,811	8,579,759
Cato Corp. (The) (Class A Stock)(a)	56,980	701,994
Home Depot, Inc. (The)	62,942	13,090,048
TJX Cos., Inc. (The)	195,420	10,333,809

		34,828,784

Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. (South Korea)	61,182	2,489,771
Western Digital Corp.(a)	30,600	1,455,030

		3,944,801

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc. (Class B Stock)	186,158	15,627,964
Tapestry, Inc.	43,500	1,380,255
Under Armour, Inc. (Class A Stock)*(a)	107,017	2,712,881
Under Armour, Inc. (Class C Stock)*(a)	5,137	114,041

		19,835,141

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.(a)	162,620	$2,863,738

Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	41,491	1,450,651
Imperial Brands PLC (United Kingdom)	70,983	1,666,191
Philip Morris International, Inc.	200,142	15,717,151

		18,833,993

Trading Companies & Distributors — 0.8%
Brenntag AG (Germany)	67,011	3,304,399
Fastenal Co.	163,986	5,344,304
Ferguson PLC	39,156	2,787,427
GATX Corp.(a)	34,350	2,723,612
ITOCHU Corp. (Japan)	85,000	1,626,825

		15,786,567

Transportation Infrastructure — 0.1%
Sydney Airport (Australia)	359,656	2,030,278

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,164,635	4,283,854

Wireless Telecommunication Services — 0.2%
China Mobile Ltd. (China)	171,500	1,559,148
Millicom International Cellular SA (Colombia), SDR	18,208	1,024,953
SoftBank Group Corp. (Japan)	14,890	714,627

		3,298,728

TOTAL COMMON STOCKS (cost $1,500,978,528)		1,773,464,688

PREFERRED STOCK — 0.1%
Automobiles
Volkswagen AG (Germany) (PRFC) (cost $2,514,495)	14,299	2,410,289

TOTAL LONG-TERM INVESTMENTS (cost $1,503,493,023)		1,775,874,977

SHORT-TERM INVESTMENTS — 21.3%
AFFILIATED MUTUAL FUND — 6.7%
PGIM Institutional Money Market Fund (cost $138,087,008; includes $137,828,874 of cash collateral for securities on loan)(b)(w)	138,055,102	138,096,519

SHORT-TERM INVESTMENTS (continued)	Shares	Value
UNAFFILIATED MUTUAL FUND — 12.7%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $263,910,713)	263,910,713	$263,910,713

OPTIONS PURCHASED*~ — 1.9% (cost $64,263,656)		39,022,092

TOTAL SHORT-TERM INVESTMENTS (cost $466,261,377)		441,029,324

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.0% (cost $1,969,754,400)		2,216,904,301

OPTIONS WRITTEN*~ — (1.0)% (premiums received $32,006,172)		(20,384,290)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.0% (cost $1,937,748,228)		2,196,520,011
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.0)%		(123,564,085)

NET ASSETS — 100.0%		$2,072,955,926

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $136,233,173; cash collateral of $137,828,874 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	09/20/19	$2,650.00	1,486	149	$2,729,782
S&P 500 Index	Put	12/20/19	$2,525.00	1,754	175	5,314,620
S&P 500 Index	Put	03/20/20	$2,625.00	1,774	177	10,617,390
S&P 500 Index	Put	06/19/20	$2,700.00	2,099	210	20,360,300

Total Options Purchased (cost $ 64,263,656)						$39,022,092

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	09/20/19	$2,425.00	743	74	$(471,805)
S&P 500 Index	Put	12/20/19	$2,325.00	1,754	175	(2,411,750)
S&P 500 Index	Put	03/20/20	$2,350.00	1,774	177	(4,896,240)
S&P 500 Index	Put	06/19/20	$2,475.00	2,099	210	(12,604,495)

Total Options Written (premiums received $ 32,006,172)						$(20,384,290)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,158	Mini MSCI Emerging Markets Index	Sep. 2019	$60,991,860	$(2,159,910)
515	Russell 2000 E-Mini Index	Sep. 2019	40,352,825	(1,080,035)
135	S&P/TSX 60 Index	Sep. 2019	20,157,993	(86,801)

				$(3,326,746)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$5,648,963	$—
Morgan Stanley	—	18,083,088

Total	$5,648,963	$18,083,088

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$43,547,871	$9,801,639	$—
Air Freight & Logistics	8,509,916	—	—
Airlines	1,382,390	—	—
Auto Components	3,889,502	1,788,965	—
Banks	104,147,295	16,847,545	—
Beverages	33,791,412	16,545,535	—
Biotechnology	2,978,503	1,527,700	—
Building Products	20,732,525	5,786,400	—
Capital Markets	27,936,170	3,815,723	—
Chemicals	29,783,873	—	—
Commercial Services & Supplies	47,830,911	4,891,708	—
Communications Equipment	22,794,200	1,255,247	—
Construction & Engineering	4,091,286	10,516,954	—
Construction Materials	—	2,903,746	—

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Consumer Finance	$22,831,136	$—	$—
Containers & Packaging	24,678,787	5,669,618	—
Diversified Financial Services	9,314,250	3,566,334	—
Diversified Telecommunication Services	14,616,976	3,681,795	—
Electric Utilities	12,502,742	2,107,393	—
Electrical Equipment	7,586,770	6,619,191	—
Electronic Equipment, Instruments & Components	12,661,650	1,053,516	—
Energy Equipment & Services	3,065,903	1,192,856	—
Entertainment	6,550,562	1,938,723	—
Equity Real Estate Investment Trusts (REITs)	102,440,599	1,245,885	—
Food & Staples Retailing	6,649,575	1,902,712	—
Food Products	31,609,810	7,617,355	—
Gas Utilities	12,320,089	6,185,204	—
Health Care Equipment & Supplies	73,549,316	13,641,210	—
Health Care Providers & Services	54,433,464	—	—
Health Care Technology	4,004,385	—	—
Hotels, Restaurants & Leisure	32,665,461	11,409,580	—
Household Durables	24,535,683	3,899,918	—
Household Products	14,528,476	—	—
Independent Power & Renewable Electricity Producers	—	2,168,505	—
Industrial Conglomerates	—	2,235,225	—
Insurance	135,736,941	23,366,605	—
Interactive Media & Services	11,152,077	1,368,828	—
Internet & Direct Marketing Retail	11,246,200	696,475	—
IT Services	58,403,762	3,184,332	—
Life Sciences Tools & Services	1,872,649	—	—
Machinery	58,890,978	6,767,560	—
Marine	—	6,621,474	—
Media	14,760,709	362,136	—
Metals & Mining	3,140,411	2,614,924	—
Multiline Retail	—	5,445,798	—
Multi-Utilities	14,744,725	3,110,925	—
Oil, Gas & Consumable Fuels	53,314,910	6,216,746	—
Paper & Forest Products	4,477,663	—	—
Personal Products	—	3,741,414	—
Pharmaceuticals	39,923,435	39,383,285	—
Professional Services	13,837,956	1,856,085	—
Real Estate Management & Development	3,994,343	3,363,608	—
Road & Rail	64,703,455	1,336,775	—
Semiconductors & Semiconductor Equipment	42,999,176	3,884,983	—
Software	47,459,791	—	—
Specialty Retail	34,828,784	—	—
Technology Hardware, Storage & Peripherals	1,455,030	2,489,771	—
Textiles, Apparel & Luxury Goods	19,835,141	—	—
Thrifts & Mortgage Finance	2,863,738	—	—
Tobacco	15,717,151	3,116,842	—
Trading Companies & Distributors	8,067,916	7,718,651	—
Transportation Infrastructure	—	2,030,278	—
Water Utilities	—	4,283,854	—
Wireless Telecommunication Services	—	3,298,728	—
Preferred Stock
Automobiles	—	2,410,289	—
Affiliated Mutual Fund	138,096,519	—	—
Unaffiliated Mutual Fund	263,910,713	—	—
Options Purchased	39,022,092	—	—
Options Written	(20,384,290)	—	—
Other Financial Instruments*
Futures Contracts	(3,326,746)	—	—

Total	$1,902,706,717	$290,486,548	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Unaffiliated Mutual Fund	12.7%
Insurance	7.7
Affiliated Mutual Fund (6.6% represents investments purchased with collateral from securities on loan)	6.7
Banks	5.8
Equity Real Estate Investment Trusts (REITs)	5.0
Health Care Equipment & Supplies	4.2
Pharmaceuticals	3.8
Road & Rail	3.2
Machinery	3.2
IT Services	3.0
Oil, Gas & Consumable Fuels	2.9
Health Care Providers & Services	2.6
Aerospace & Defense	2.6
Commercial Services & Supplies	2.5
Beverages	2.4
Software	2.3
Semiconductors & Semiconductor Equipment	2.3
Hotels, Restaurants & Leisure	2.1
Food Products	1.9
Options Purchased	1.9
Specialty Retail	1.7
Capital Markets	1.5
Containers & Packaging	1.5
Chemicals	1.4
Household Durables	1.4
Building Products	1.3
Communications Equipment	1.2
Consumer Finance	1.1
Textiles, Apparel & Luxury Goods	0.9
Tobacco	0.9
Gas Utilities	0.9
Diversified Telecommunication Services	0.9
Multi-Utilities	0.9
Trading Companies & Distributors	0.8
Professional Services	0.7
Media	0.7

Electric Utilities	0.7%
Construction & Engineering	0.7
Household Products	0.7
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	0.7
Diversified Financial Services	0.6
Interactive Media & Services	0.6
Internet & Direct Marketing Retail	0.6
Food & Staples Retailing	0.4
Air Freight & Logistics	0.4
Entertainment	0.4
Real Estate Management & Development	0.3
Marine	0.3
Metals & Mining	0.3
Auto Components	0.3
Multiline Retail	0.3
Biotechnology	0.2
Paper & Forest Products	0.2
Water Utilities	0.2
Energy Equipment & Services	0.2
Health Care Technology	0.2
Technology Hardware, Storage & Peripherals	0.2
Personal Products	0.2
Wireless Telecommunication Services	0.2
Construction Materials	0.1
Thrifts & Mortgage Finance	0.1
Automobiles	0.1
Industrial Conglomerates	0.1
Independent Power & Renewable Electricity Producers	0.1
Transportation Infrastructure	0.1
Life Sciences Tools & Services	0.1
Airlines	0.1

107.0
Options Written	(1.0)
Liabilities in excess of other assets	(6.0)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$3,326,746	*

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$39,022,092	Options written outstanding, at value	$20,384,290

		$39,022,092		$23,711,036

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures
Equity contracts	$(47,982,638)	$27,900,625	$9,424,140

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures
Equity contracts	$(54,116,405)	$21,437,732	$(4,412,346)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$57,963,511	$593,867	$16,622,000	$86,851,495

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$136,233,173	$(136,233,173)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $136,233,173:
Unaffiliated investments (cost $1,831,667,392)	$2,078,807,782
Affiliated investments (cost $138,087,008)	138,096,519
Cash	59,766
Foreign currency, at value (cost $549,794)	550,080
Receivable for investments sold	9,446,566
Deposit with broker for centrally cleared/exchange-traded derivatives	5,648,963
Dividends and interest receivable	3,002,199
Tax reclaim receivable	1,876,870
Receivable for Portfolio shares sold	79,277
Receivable from affiliate	23,065
Prepaid expenses and other assets	25,777

Total Assets	2,237,616,864

LIABILITIES
Payable to broker for collateral for securities on loan	137,828,874
Options written outstanding, at value (proceeds received $32,006,172)	20,384,290
Payable for investments purchased	3,887,350
Payable to affiliate	795,419
Management fee payable	723,658
Due to broker-variation margin futures	410,790
Accrued expenses and other liabilities	372,826
Payable for Portfolio shares repurchased	166,082
Distribution fee payable	84,771
Foreign capital gains tax liability accrued	6,509
Affiliated transfer agent fee payable	369

Total Liabilities	164,660,938

NET ASSETS	$2,072,955,926

Net assets were comprised of:
Partners Equity	$2,072,955,926

Net asset value and redemption price per share, $2,072,955,926 / 126,111,073 outstanding shares of beneficial interest	$16.44

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $917,886 foreign withholding tax, of which $97,773 is reimbursable by an affiliate)	$21,697,080
Income from securities lending, net (including affiliated income of $191,493)	261,049

Total income	21,958,129

EXPENSES
Management fee	7,985,755
Distribution fee	2,463,829
Custodian and accounting fees	133,683
Trustees’ fees	15,798
Audit fee	14,034
Legal fees and expenses	8,667
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	3,233
Miscellaneous	26,880

Total expenses	10,655,355
Less: Fee waiver and/or expense reimbursement	(542,042)

Net expenses	10,113,313

NET INVESTMENT INCOME (LOSS)	11,844,816

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $33,699)	6,252,482
Futures transactions	9,424,140
Options written transactions	27,900,625
Foreign currency transactions	(41,018)

43,536,229

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $20,585) (net of change in foreign capital gains taxes $(81,509))	178,477,918
Futures	(4,412,346)
Options written	21,437,732
Foreign currencies	22,867

195,526,171

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	239,062,400

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$250,907,216

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$11,844,816	$19,221,149
Net realized gain (loss) on investment and foreign currency transactions	43,536,229	139,057,399
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	195,526,171	(257,037,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	250,907,216	(98,759,363)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,657,578 and 2,988,433 shares, respectively]	100,876,786	44,693,498
Portfolio shares repurchased [3,654,396 and 26,519,235 shares, respectively]	(57,611,588)	(397,889,098)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	43,265,198	(353,195,600)

CAPITAL CONTRIBUTIONS	9,316	157,857

TOTAL INCREASE (DECREASE)	294,181,730	(451,797,106)
NET ASSETS:
Beginning of period	1,778,774,196	2,230,571,302

End of period	$2,072,955,926	$1,778,774,196

SEE NOTES TO FINANCIAL STATEMENTS.

A178

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2019 consisted of 85 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 25 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio except for AST Cohen & Steers Realty Portfolio and AST Templeton Global Bond Portfolio, each of which are non-diversified portfolios for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST AQR Emerging Markets Equity Portfolio (“AQR Emerging Markets Equity”)	Long-term capital appreciation.	AQR Capital Management, LLC

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”)	Long-term capital appreciation.	Goldman Sachs Asset Management, L.P.(“GSAM”)

AST Hotchkis & Wiley Large-Cap Value Portfolio (“Hotchkis & Wiley Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC

AST International Growth Portfolio (“International Growth”)	Long-term growth of capital.	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)/ Neuberger Berman Investment Advisers, LLC (“Neuberger Berman”) / William Blair Investment Management, LLC

AST International Value Portfolio (“International Value”)	Capital growth.	Lazard Asset Management, LLC / LSV Asset Manangement(“LSV”)

AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”)	Capital growth.	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)

AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”)	Long-term growth of capital.	Jennison

AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”)	Capital growth.	Loomis, Sayles & Company, L.P.

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Portfolio	Objective(s)	Subadviser(s)
AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.	Massachusetts Financial Services Company (“MFS”)

AST MFS Growth Portfolio (“MFS Growth”)	Long-term growth of capital and future, rather than current, income.	MFS

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”)	Capital appreciation.	MFS

AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”) formerly known as AST Goldman Sachs Mid-Cap Growth	Long-term growth of capital.	MFS/Victory Capital Management, Inc. (“Victory Capital”) Prior to April 29, 2019 GSAM

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”)	Capital growth.	LSV/Neuberger Berman

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”)	Long-term capital appreciation.	Parametric Portfolio Associates, LLC

AST QMA Large-Cap Portfolio (“QMA Large-Cap”)	Long-term capital appreciation.	QMA LLC (formerly known as Quantitative Management Associates, LLC (a wholly-owned subsidiary of PGIM, Inc.)

AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.	Emerald Mutual Fund Advisers Trust / UBS Asset Management (Americas), Inc.

AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”)	Capital growth.	Victory Capital/ Wellington Management Company, LLP (“Wellington”)

AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan/LMCG Investments, LLC

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”)	Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc. (“T. Rowe”)

AST T. Rowe Price Large-Cap Value Portfolio (“T. Rowe Price Large-Cap Value”)	Maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe

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Portfolio	Objective(s)	Subadviser(s)
AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)	Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe

AST Templeton Global Bond Portfolio (“Templeton Global Bond”)	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.

AST WEDGE Capital Mid-Cap Value Portfolio (“WEDGE Capital Mid-Cap Value”)	Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management, LLP

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”)	To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.	Wellington

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

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For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be

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classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Trust limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Portfolios’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

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P-notes:    Certain Portfolios gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate

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(noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty

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against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2019, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the

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rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential as referenced in Note 3. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B9

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2019, the Investment Manager had engaged the firms referenced in Note 1 as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
AQR Emerging Markets Equity	0.9325% first $300 million;	0.93%
	0.9225% on next $ 200 million;
	0.9125% on next $ 250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $ 2.75 billion;
	0.8625% on next $ 4 billion;
	0.8425% in excess of $10 billion
Cohen & Steers Realty	0.8325% first $300 million;	0.77%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess of $10 billion
Goldman Sachs Small-Cap Value	0.7825% first $300 million;	0.76%
	0.7725% on next $ 200 million;
	0.7625% on next $ 250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $ 2.75 billion;
	0.7125% on next $ 4 billion;
	0.6925% in excess of $10 billion

B10

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Hotchkis & Wiley Large-Cap Value	0.5825% first $300 million;	0.55%
	0.5725% on next $ 200 million;
	0.5625% on next $ 250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $ 2.75 billion;
	0.5125% on next $ 4 billion;
	0.4925% in excess of $10 billion
International Growth	0.8325% first $300 million;	0.79%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess of $10 billion
International Value	0.8325% first $300 million;	0.81%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess of $10 billion
J.P. Morgan International Equity	0.8325% first $75 million;	0.71%
	0.6825% on next $ 225 million;
	0.6725% on next $ 200 million;
	0.6625% on next $ 250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $ 2.75 billion;
	0.6125% on next $ 4 billion;
	0.5925% in excess of $10 billion
Jennison Large-Cap Growth	0.7325% first $300 million;	0.72%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $10 billion
Loomis Sayles Large-Cap Growth	0.7325% first $300 million;	0.65%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $10 billion
MFS Global Equity	0.8325% first $300 million;	0.82%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess of $10 billion

B11

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
MFS Growth	0.7325% first $300 million;	0.71%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $10 billion
MFS Large-Cap Value	0.6825% first $300 million;	0.66%
	0.6725% on next $ 200 million;
	0.6625% on next $ 250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $ 2.75 billion;
	0.6125% on next $ 4 billion;
	0.5925% in excess of $10 billion
Mid-Cap Growth	0.8325% first $300 million;	0.71%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess of $10 billion
Neuberger Berman/LSV Mid-Cap Value	0.7325% first $300 million;	0.72%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $ 250 million;
	0.6525% on next $ 2.25 billion;
	0.6425% on next $ 2.75 billion;
	0.6125% on next $ 4 billion;
	0.5925% in excess of $10 billion
Parametric Emerging Markets Equity	0.9325% first $300 million;	0.93%
	0.9225% on next $ 200 million;
	0.9125% on next $ 250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $ 2.75 billion;
	0.8625% on next $ 4 billion;
	0.8425% in excess of $10 billion
QMA Large-Cap	0.5825% of first $300 million;	0.54%
	0.5725% on next $ 200 million;
	0.5625% on next $ 250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $ 2.75 billion;
	0.5125% on next $ 4 billion;
	0.4925% in excess of $10 billion
Small-Cap Growth	0.7325% first $300 million;	0.72%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $10 billion

B12

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Small-Cap Growth Opportunities	0.7825% first $300 million;	0.77%
	0.7725% on next $ 200 million;
	0.7625% on next $ 250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $ 2.75 billion;
	0.7125% on next $ 4 billion;
	0.6925% in excess of $10 billion
Small-Cap Value	0.7325% first $300 million;	0.72%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $10 billion
T. Rowe Price Large-Cap Growth	0.7325% first $300 million;	0.64%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $ 250 million;
	0.6525% on next $ 2.25 billion;
	0.6425% on next $ 2.75 billion;
	0.6125% on next $ 4 billion;
	0.5925% in excess of $10 billion
T. Rowe Price Large-Cap Value*	0.5825% first $300 million;	0.55%
	0.5725% on next $ 200 million;
	0.5625% on next $ 250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $ 2.75 billion;
	0.5125% on next $ 4 billion;
	0.4925% in excess of $10 billion
T. Rowe Price Natural Resources	0.7325% first $300 million;	0.72%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $10 billion
Templeton Global Bond	0.6325% first $300 million;	0.63%
	0.6225% on next $ 200 million;
	0.6125% on next $ 250 million;
	0.6025% on next $2.5 billion;
	0.5925% on next $ 2.75 billion;
	0.5625% on next $ 4 billion;
	0.5425% in excess of $10 billion
WEDGE Capital Mid-Cap Value	0.7825% first $300 million;	0.77%
	0.7725% on next $ 200 million;
	0.7625% on next $ 250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $ 2.75 billion;
	0.7125% on next $ 4 billion;
	0.6925% in excess of $10 billion
Wellington Management Hedged Equity	0.8325% first $300 million;	0.75%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess of $10 billion

B13

Portfolio	Fee Waivers and/or Expense Limitations
Cohen & Steers Realty	contractually waive 0.052%
through June 30, 2020
Goldman Sachs Small-Cap Value	contractually waive 0.013%
through June 30, 2019;
effective July 1, 2019
contractually waive 0.01%
through June 30, 2020
Hotchkis & Wiley Large-Cap Value	effective February 1, 2019
contractually waive 0.009%
through June 30, 2020
International Growth	contractually waive 0.02%
through June 30, 2020
International Value	effective July 1, 2019
contractually limit expenses to 1.085%
through June 30, 2020
Loomis Sayles Large-Cap Growth	contractually waive 0.06%
through June 30, 2020
MFS Growth	contractually waive 0.014%
through June 30, 2020
contractually waive 0.10%
Mid-Cap Growth	through June 30, 2019;
effective July 1, 2019
contractually limit expenses to 1.02%
through June 30, 2020
Neuberger Berman/LSV Mid-Cap Value	contractually waive 0.002%
through June 30, 2020
QMA Large-Cap	contractually waive 0.015%
through June 30, 2020
Small Cap Growth	contractually waive 0.004%
through June 30, 2020
T. Rowe Price Large-Cap Growth	contractually waive 0.036%
through June 30, 2020
T. Rowe Price Large-Cap Value	contractually waive 0.040%
through June 30, 2020;**
effective April 27, 2019
contractually limit
expenses to 0.79%
through June 30, 2020
T. Rowe Price Natural Resources	contractually waive 0.012%
through June 30, 2020;
effective April 27, 2019
contractually waive 0.001%
through June 30, 2020
WEDGE Capital Mid-Cap Value	contractually waive 0.01%
through June 30, 2020
Wellington Management Hedged Equity	contractually waive 0.055%
through June 30, 2020

*

Prior to April 27, 2019, the contractual management fee rate was: 0.6825% on first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion and 0.5925% in excess of $10 billion of average daily net assets.

**	Effective December 1, 2018, the Investment Manager had voluntarily agreed to waive an additional 0.027% of their net management fee through April 26, 2019.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940

B14

Act (the 12b-1 Plan) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2019, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Cohen & Steers Realty	$16,522
International Growth	37,760
International Value	1,510
J.P. Morgan International Equity	18
Jennison Large-Cap Growth	13,399
Loomis Sayles Large-Cap Growth	3,775
Mid-Cap Growth	445
Neuberger Berman/LSV Mid-Cap Value	11,490
Small-Cap Growth	49,167
Small-Cap Growth Opportunities	2,163
Small-Cap Value	53,647
WEDGE Capital Mid-Cap Value	4,434
Wellington Management Hedged Equity	3,289

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transaction were effected in accordance with the Trust’s Rule 17a-7 procedures.

B15

For the reporting period ended June 30, 2019, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain
MFS Global Equity	$16,083	$34,545	$5,159
MFS Growth	101,754	—	—
Mid-Cap Growth	29,767	—	—
Small-Cap Growth Opportunities	524,341	—	—
Wellington Management Hedged Equity	808,243	1,175,411	480,878

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the period ended June 30, 2019.

Portfolio	Capital Contributions
Cohen & Steers Realty	$217
Goldman Sachs Small-Cap Value	1,210
Hotchkis & Wiley Large-Cap Value	1,541
International Growth	306
International Value	1,065
J.P. Morgan International Equity	659
Jennison Large-Cap Growth	49
Loomis Sayles Large-Cap Growth	1,108
MFS Global Equity	2,522
MFS Growth	111
MFS Large-Cap Value	67
Mid-Cap Growth	1,786
Neuberger Berman/LSV Mid-Cap Value	1,212
Parametric Emerging Markets Equity	29,398
QMA Large-Cap	22
Small-Cap Growth	760
Small-Cap Growth Opportunities	544
Small-Cap Value	913
T. Rowe Price Large-Cap Growth	1,156
T. Rowe Price Large-Cap Value	826
T. Rowe Price Natural Resources	650
Templeton Global Bond	92
WEDGE Capital Mid-Cap Value	215
Wellington Management Hedged Equity	568

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest

B16

income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2018 and for the six months ended June 30, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

During the reporting period and in consultation with the Trust’s independent trustees, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been accrued or paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnership for tax purposes.

Portfolio	2019 Withholding Tax
AQR Emerging Markets Equity	$9,218
International Growth	57,332
International Value	322,592
J.P. Morgan International Equity	23,599
MFS Global Equity	3,989
Neuberger Berman/LSV Mid-Cap Value	2
Parametric Emerging Markets Equity	30,017

B17

Portfolio	2019 Withholding Tax
T. Rowe Price Large-Cap Value	$31,552
T. Rowe Price Natural Resources	632
Templeton Global Bond	98,585
Wellington Management Hedged Equity	97,773

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2019 Payments
Hotchkis & Wiley Large-Cap Value	$94,614
International Growth	462,283
International Value	35,332
J.P. Morgan International Equity	81,843
Jennison Large-Cap Growth	66,577
Loomis Sayles Large-Cap Growth	303,909
MFS Global Equity	252,171
MFS Large-Cap Value	41,986
Neuberger Berman/LSV Mid-Cap Value	160
T. Rowe Price Large-Cap Growth	28,643
T. Rowe Price Natural Resources	114,349
T. Rowe Price Large-Cap Value Equity	170,701
Wellington Management Hedged Equity	133,867

The following amounts have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Opportunity Loss
AQR Emerging Markets Equity	$18,722
Hotchkis & Wiley Large-Cap Value	736
International Growth	559,297
International Value	751,067
J.P. Morgan International Equity	219,744
Loomis Sayles Large-Cap Growth	871
MFS Global Equity	37,151
MFS Growth	1,445
Parametric Emerging Markets Equity	60,949
Small-Cap Growth Opportunities	7,868
T. Rowe Price Natural Resources	50,296
Templeton Global Bond	994
Wellington Management Hedge Equity	8,748

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
AQR Emerging Markets Equity	$136,474,259	$128,389,808
Cohen & Steers Realty	166,180,046	169,593,974
Goldman Sachs Small-Cap Value	282,475,269	270,666,420
Hotchkis & Wiley Large-Cap Value	142,404,026	635,150,294
International Growth	377,769,918	357,277,302
International Value	287,478,788	183,700,956
J.P. Morgan International Equity	79,737,995	54,447,356
Jennison Large-Cap Growth	270,771,727	270,239,843
Loomis Sayles Large-Cap Growth	126,112,010	143,078,231
MFS Global Equity	45,897,808	35,073,907

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Portfolio	Cost of Purchases	Proceeds from Sales
MFS Growth	$106,045,530	$102,972,716
MFS Large-Cap Value	326,807,430	127,934,548
Mid-Cap Growth	1,403,245,390	1,432,865,132
Neuberger Berman/LSV Mid-Cap Value	89,804,519	75,800,530
Parametric Emerging Markets Equity	97,703,058	54,468,706
QMA Large-Cap	1,138,042,935	1,103,474,027
Small-Cap Growth	202,951,401	199,590,805
Small-Cap Growth Opportunities	272,087,395	279,244,344
Small-Cap Value	274,672,702	238,214,557
T. Rowe Price Large-Cap Growth	372,193,140	329,657,630
T. Rowe Price Large-Cap Value	1,378,623,842	1,505,497,507
T. Rowe Price Natural Resources	157,028,400	106,516,720
Templeton Global Bond	33,676,506	33,153,205
WEDGE Capital Mid-Cap Value	46,079,890	50,240,987
Wellington Management Hedged Equity	458,813,597	487,296,099

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

AQR Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$7,356,374	$109,971,372	$106,922,255	$—	$—	$10,405,491	10,405,491	$190,911

PGIM Institutional Money Market Fund*
7,015,488	60,621,321	65,890,236	235	941	1,747,749	1,747,225	5,874	**

$14,371,862	$170,592,693	$172,812,491	$235	$941	$12,153,240		$196,785

Cohen & Steers Realty

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,759,234	$78,488,566	$78,589,982	$—	$—	$4,657,818	4,657,818	$100,855

PGIM Institutional Money Market Fund*
48,771,746	220,803,778	206,841,857	8,822	8,898	62,751,387	62,732,568	58,044	**

$53,530,980	$299,292,344	$285,431,839	$8,822	$8,898	$67,409,205		$158,899

Goldman Sachs Small-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$20,625,129	$84,779,025	$91,434,670	$—	$—	$13,969,484	13,969,484	$322,757

PGIM Institutional Money Market Fund*
124,803,974	187,715,838	179,057,790	22,636	22,742	133,507,400	133,467,360	148,075	**

$145,429,103	$272,494,863	$270,492,460	$22,636	$22,742	$147,476,884		$470,832

B19

Hotchkis & Wiley Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$149,392,626	$174,254,401	$301,060,889	$—	$—	$22,586,138	22,586,138	$513,258

PGIM Institutional Money Market Fund*
79,751,260	641,991,681	503,475,589	25,759	16,355	218,309,466	218,243,993	124,418	**

$229,143,886	$816,246,082	$804,536,478	$25,759	$16,355	$240,895,604		$637,676

International Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$19,011,640	$255,841,530	$254,163,573	$—	$—	$20,689,597	20,689,597	$544,667

PGIM Institutional Money Market Fund*
141,471,726	552,663,437	628,481,770	15,836	27,651	65,696,880	65,677,177	219,513	**

$160,483,366	$808,504,967	$882,645,343	$15,836	$27,651	$86,386,477		$764,180

International Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$26,957,572	$233,989,915	$226,020,004	$—	$—	$34,927,483	34,927,483	$568,258

PGIM Institutional Money Market Fund*
19,744,599	315,296,493	304,156,117	3,533	1,622	30,890,130	30,880,867	331,905	**

$46,702,171	$549,286,408	$530,176,121	$3,533	$1,622	$65,817,613		$900,163

J.P. Morgan International Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$6,313,697	$52,734,326	$50,900,242	$—	$—	$8,147,781	8,147,781	$145,740

PGIM Institutional Money Market Fund*
—	59,295,145	54,580,297	441	(290)	4,714,999	4,713,585	23,319	**

$6,313,697	$112,029,471	$105,480,539	$441	$(290)	$12,862,780		$169,059

Jennison Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$21,280,973	$147,812,067	$136,930,552	$—	$—	$32,162,488	32,162,488	$222,370

PGIM Institutional Money Market Fund*
73,989,977	407,413,324	376,035,183	21,446	6,191	105,395,755	105,364,145	83,292	**

$95,270,950	$555,225,391	$512,965,735	$21,446	$6,191	$137,558,243		$305,662

B20

Loomis Sayles Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$68,153,849	$229,073,082	$275,956,929	$—	$—	$21,270,002	21,270,002	$370,106

PGIM Institutional Money Market Fund*
199,927,858	1,419,207,692	1,282,409,593	45,827	41,028	336,812,812	336,711,799	244,146	**

$268,081,707	$1,648,280,774	$1,558,366,522	$45,827	$41,028	$358,082,814		$614,252

MFS Global Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$8,424,409	$48,883,411	$50,684,958	$—	$—	$6,622,862	6,622,862	$87,578

PGIM Institutional Money Market Fund*
20,325,866	149,509,340	131,907,540	3,713	2,900	37,934,279	37,922,902	45,064	**

$28,750,275	$198,392,751	$182,592,498	$3,713	$2,900	$44,557,141		$132,642

MFS Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$28,693,412	$111,742,638	$123,983,386	$—	$—	$16,452,664	16,452,664	$191,208

PGIM Institutional Money Market Fund*
22,168,220	398,595,204	285,398,097	9,073	6,576	135,380,976	135,340,374	68,947	**

$50,861,632	$510,337,842	$409,381,483	$9,073	$6,576	$151,833,640		$260,155

MFS Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$3,493,060	$316,305,090	$298,584,950	$—	$—	$21,213,200	21,213,200	$354,107

PGIM Institutional Money Market Fund*
67,034,470	458,572,721	392,457,579	16,256	11,001	133,176,869	133,136,928	78,942	**

$70,527,530	$774,877,811	$691,042,529	$16,256	$11,001	$154,390,069		$433,049

Mid-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$17,818,299	$341,094,018	$342,455,391	$—	$—	$16,456,926	16,456,926	$417,946

PGIM Institutional Money Market Fund*
127,390,040	674,617,692	569,228,016	25,278	35,828	232,840,822	232,770,991	160,965	**

$145,208,339	$1,015,711,710	$911,683,407	$25,278	$35,828	$249,297,748		$578,911

B21

Neuberger Berman/LSV Mid-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$3,805,360	$39,516,935	$38,728,904	$—	$—	$4,593,391	4,593,391	$62,108

PGIM Institutional Money Market Fund*
109,765,136	253,214,523	210,443,709	19,813	23,653	152,579,416	152,533,656	116,759	**

$113,570,496	$292,731,458	$249,172,613	$19,813	$23,653	$157,172,807		$178,867

Parametric Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$—	$76,720,237	$75,577,232	$—	$—	$1,143,005	1,143,005	$40,205

PGIM Institutional Money Market Fund*
9,862,724	39,673,690	39,436,525	1,725	1,879	10,103,493	10,100,463	36,894	**

$9,862,724	$116,393,927	$115,013,757	$1,725	$1,879	$11,246,498		$77,099

QMA Large-Cap

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$80,671,072	$261,233,263	$320,323,915	$—	$—	$21,580,420	21,580,420	$480,400

PGIM Institutional Money Market Fund*
26,796,253	351,962,817	311,641,194	7,128	14,174	67,139,178	67,119,042	46,674	**

$107,467,325	$613,196,080	$631,965,109	$7,128	$14,174	$88,719,598		$527,074

Small-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,240,309	$64,901,123	$62,906,672	$—	$—	$6,234,760	6,234,760	$122,165

PGIM Institutional Money Market Fund*
163,511,098	361,498,809	281,186,520	34,975	30,423	243,888,785	243,815,640	315,025	**

$167,751,407	$426,399,932	$344,093,192	$34,975	$30,423	$250,123,545		$437,190

Small-Cap Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,983,334	$70,070,886	$67,571,117	$—	$—	$7,483,103	7,483,103	$110,255

PGIM Institutional Money Market Fund*
145,020,636	249,523,926	250,867,047	27,553	36,194	143,741,262	143,698,153	207,696	**

$150,003,970	$319,594,812	$318,438,164	$27,553	$36,194	$151,224,365		$317,951

B22

Small-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$27,365,230	$208,240,434	$223,236,527	$—	$—	$12,369,137	12,369,137	$279,899

PGIM Institutional Money Market Fund*
83,821,353	160,413,260	150,621,476	12,143	22,043	93,647,323	93,619,237	135,391	**

$111,186,583	$368,653,694	$373,858,003	$12,143	$22,043	$106,016,460		$415,290

T. Rowe Price Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$63,294,472	$324,073,882	$334,938,843	$—	$—	$52,429,511	52,429,511	$870,091

PGIM Institutional Money Market Fund*
230,485,901	836,139,157	885,348,840	25,686	56,735	181,358,639	181,304,248	229,474	**

$293,780,373	$1,160,213,039	$1,220,287,683	$25,686	$56,735	$233,788,150		$1,099,565

T. Rowe Price Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$73,291,812	$493,917,386	$409,843,725	$16,325	$10,466	$157,392,264	157,345,061	$87,734	**

T. Rowe Price Natural Resources

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$6,744,251	$51,106,187	$50,815,248	$—	$—	$7,035,190	7,035,190	$86,957

PGIM Institutional Money Market Fund*
38,000,347	198,732,661	207,396,239	3,434	12,325	29,352,528	29,343,725	61,134	**

$44,744,598	$249,838,848	$258,211,487	$3,434	$12,325	$36,387,718		$148,091

Templeton Global Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$1,549	$20	$20	$—	$—	$1,549	1,549	$—

B23

WEDGE Capital Mid-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$11,303,113	$44,408,029	$43,983,892	$—	$—	$11,727,250	11,727,250	$179,760

PGIM Institutional Money Market Fund*
37,449,510	194,664,268	192,539,637	3,892	7,255	39,585,288	39,573,416	34,569	**

$48,752,623	$239,072,297	$236,523,529	$3,892	$7,255	$51,312,538		$214,329

Wellington Management Hedged Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$126,807,837	$358,502,597	$347,268,199	$20,585	$33,699	$138,096,519	138,055,102	$191,493	**

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

B24

The following Portfolios utilized the SCA during the reporting period ended June 30, 2019. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2019
Hotchkis & Wiley Large-Cap Value	$3,540,750	3.69%	4	$6,297,000	$—
International Growth	1,172,833	3.70	6	3,957,000	—
International Value	3,725,412	3.73	17	6,964,000	—
Jennison Large-Cap Growth	1,947,200	3.70	5	5,251,000	—
Loomis Sayles Large-Cap Growth	748,500	3.65	2	1,210,000	—
MFS Global Equity	801,625	3.68	8	983,000	—
MFS Growth	2,621,000	3.69	1	2,621,000	—
MFS Large-Cap Value	3,373,000	3.68	1	3,373,000	—
Mid-Cap Growth	679,000	3.69	1	679,000	—
Parametric Emerging Markets Equity	1,879,800	3.70	15	7,662,000	—
QMA Large-Cap	2,287,143	3.68	7	10,404,000	—
Small-Cap Value	531,429	3.67	7	1,248,000	—
T. Rowe Price Natural Resources	884,000	3.68	1	884,000	—

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2019, all Portfolios offer only a single share class to investors.

As of June 30, 2019, all shares of the Portfolios were owned of record by the following affiliates of the Investment Manager: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company (“PRU LIFE”), Pruco Life Insurance Company (“SKANDIA LIFE”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios as part of their investments.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares:

Portfolio	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
AQR Emerging Markets Equity	3	88	88
Cohen & Steers Realty	5	97	97
Goldman Sachs Small-Cap Value	6	91	91
Hotchkis & Wiley Large-Cap Value	4	84	84
International Growth	6	95	95
International Value	6	91	91
J.P. Morgan International Equity	4	99	99
Jennison Large-Cap Growth	5	93	93
Loomis Sayles Large-Cap Growth	5	92	92
MFS Global Equity	3	95	95
MFS Growth	5	92	92
MFS Large-Cap Value	4	88	88
Mid-Cap Growth	3	84	84
Neuberger Berman/LSV Mid-Cap Value	3	88	88
Parametric Emerging Markets Equity	4	97	97
QMA Large-Cap	4	99	99
Small-Cap Growth	5	89	89
Small-Cap Growth Opportunities	5	89	89
Small-Cap Value	6	90	90
T. Rowe Price Large-Cap Growth	4	85	85
T. Rowe Price Large-Cap Value	5	92	92
T. Rowe Price Natural Resources	4	95	95

B25

Portfolio	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Templeton Global Bond	2	91	91
WEDGE Capital Mid-Cap Value	5	94	94
Wellington Management Hedged Equity	3	95	95

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

B26

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Non-diversification Risk:    A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9.	Reorganization

On November 27-28, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Goldman Sachs Large Cap Value Portfolio (the “Merged Portfolio”) for shares of AST T. Rowe Price Large Cap Value Portfolio (the “Acquiring Portfolio) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on March 5, 2019 and the reorganization took place at the close of business on April 26, 2019.

B27

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
AST Goldman Sachs Large-Cap Value Portfolio	$1,578,334,194	$1,443,490,798

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 26, 2019:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Goldman Sachs Large-Cap Value Portfolio	49,497,578	AST T. Rowe Price Large-Cap Value Portfolio	102,592,839	$1,616,863,138

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation on investments	Acquiring Portfolio	Net Assets
AST Goldman Sachs Large-Cap Value Portfolio	$1,616,863,138	$134,843,396	AST T. Rowe Price Large-Cap Value Portfolio	$1,414,119,765

Assuming the acquisition had been completed on January 1, 2018, the Acquiring Portfolio’s unaudited pro forma results of operations for the six months ended June 30, 2018 would have been as follows:

Acquiring Portfolio	Net investment income(a)	Net realized and unrealized gain on investments(b)	Net increase in net assets resulting from operations
AST T. Rowe Price Large-Cap Value Portfolio	$27,398,800	$383,448,885	$410,847,685

(a)

Net investment income as reported in the Statement of Operations (Six months ended June 30, 2018) of the Acquiring Portfolio, plus Net investment income from the Merged Portfolio pre-merger as follows: AST Goldman Sachs Large-Cap Value Portfolio $7,115,169.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2018) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: AST Goldman Sachs Large-Cap Value Portfolio $208,589,969.

Since both the Merged Portfolio and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolio had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 26, 2019.

10.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolios’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Investment Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and

B28

modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Investment Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B29

Financial Highlights

(unaudited)

	AST AQR Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.39		$12.82		$9.50	$8.38		$9.92	$10.24

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.14		0.13	0.09		0.10	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.95		(2.58)		3.19	1.03		(1.64)	(0.44)

Total from investment operations	1.01		(2.44)		3.32	1.12		(1.54)	(0.32)

Capital Contributions	—	(b)(c)	0.01	(b)	—	—	(c)(d)	—	—

Net Asset Value, end of period	$11.40		$10.39		$12.82	$9.50		$8.38	$9.92

Total Return(e)	9.62	%(f)	(18.95	)%(g)	34.95%	13.37	%(f)	(15.52)%	(3.13)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$166		$148		$271	$163		$159	$264
Average net assets (in millions)	$200		$225		$218	$147		$221	$259
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.34	%(i)	1.31%		1.39%	1.45%		1.37%	1.35%
Expenses before waivers and/or expense reimbursement	1.34	%(i)	1.31%		1.39%	1.45%		1.37%	1.35%
Net investment income (loss)	1.15	%(i)	1.14%		1.13%	0.99%		1.04%	1.16%
Portfolio turnover rate(j)	73%		112%		114%	81%		59%	69%

	AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.02		$11.57		$10.89	$10.39		$9.91	$7.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.21		0.18	0.13		0.12	0.14
Net realized and unrealized gain (loss) on investment transactions	2.13		(0.76)		0.50	0.37		0.36	2.20

Total from investment operations	2.22		(0.55)		0.68	0.50		0.48	2.34

Capital Contributions	—	(c)(k)	—		—	—	(c)(d)	—	—

Net Asset Value, end of period	$13.24		$11.02		$11.57	$10.89		$10.39	$9.91

Total Return(e)	20.15	%(f)	(4.75)%		6.24%	4.81	%(f)	4.84%	30.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$602		$506		$656	$676		$759	$857
Average net assets (in millions)	$585		$596		$654	$720		$817	$778
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.06	%(i)	1.05%		1.04%	1.03%		1.03%	1.00%
Expenses before waivers and/or expense reimbursement	1.11	%(i)	1.11%		1.10%	1.10%		1.10%	1.11%
Net investment income (loss)	1.47	%(i)	1.89%		1.63%	1.19%		1.14%	1.46%
Portfolio turnover rate(j)	29%		56%		79%	88%		59%	48%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (19.03)%.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.41		$23.75		$21.17	$17.03		$18.02	$16.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.10		0.11	0.13		0.11	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.11		(3.44)		2.47	4.00		(1.10)	1.11

Total from investment operations	3.19		(3.34)		2.58	4.13		(0.99)	1.21

Capital Contributions	—	(b)(c)	—	(c)(d)	—	0.01	(e)	—	—

Net Asset Value, end of period	$23.60		$20.41		$23.75	$21.17		$17.03	$18.02

Total Return(f)	15.58	%(g)	(14.06	)%(g)	12.19%	24.31	%(h)	(5.49)%	7.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$922		$791		$1,025	$933		$801	$924
Average net assets (in millions)	$909		$981		$965	$814		$898	$887
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.03	%(j)	1.03%		1.03%	1.04%		1.04%	1.05%
Expenses before waivers and/or expense reimbursement	1.04	%(j)	1.04%		1.04%	1.05%		1.05%	1.05%
Net investment income (loss)	0.71	%(j)	0.43%		0.49%	0.71%		0.60%	0.55%
Portfolio turnover rate(k)	31%		55%		56%	70%		47%	48%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.54		$29.76		$24.96	$20.83		$22.59	$19.86

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.52		0.38	0.34		0.35	0.62
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.74		(4.78)		4.42	3.75		(2.11)	2.11

Total from investment operations	4.99		(4.26)		4.80	4.09		(1.76)	2.73

Capital Contributions	—	(b)(c)(d)	0.04	(c)	—	0.04	(e)	—	—

Net Asset Value, end of period	$30.53		$25.54		$29.76	$24.96		$20.83	$22.59

Total Return(f)	19.54	%(g)	(14.18	)%(l)	19.23%	19.83	%(m)	(7.79)%	13.75%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,488		$1,704		$1,884	$1,438		$1,489	$1,403
Average net assets (in millions)	$1,734		$1,856		$1,679	$1,264		$1,455	$1,344
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.82	%(j)	0.83%		0.83%	0.84%		0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.83	%(j)	0.83%		0.83%	0.84%		0.84%	0.84%
Net investment income (loss)	1.73	%(j)	1.73%		1.41%	1.57%		1.56%	2.95%
Portfolio turnover rate(k)	9%		44%		33%	43%		48%	43%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)	Less than $0.005 per share.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.25%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.31)%.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 19.64%.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST International Growth Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.54		$17.93		$13.24	$13.76		$13.34	$14.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.13		0.11	0.10		0.09	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.13		(2.54)		4.58	(0.64)		0.33	(0.87)

Total from investment operations	3.26		(2.41)		4.69	(0.54)		0.42	(0.78)

Capital Contributions	—	(b)(c)(d)	0.02	(c)	—	0.02	(e)	—	—

Net Asset Value, end of period	$18.80		$15.54		$17.93	$13.24		$13.76	$13.34

Total Return(f)	20.98	%(g)	(13.33	)%(h)	35.42%	(3.78	)%(i)	3.15%	(5.52)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,172		$1,776		$2,577	$1,959		$2,224	$2,722
Average net assets (in millions)	$2,037		$2,412		$2,353	$2,047		$2,408	$2,788
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.08	%(k)	1.08%		1.08%	1.09%		1.09%	1.08%
Expenses before waivers and/or expense reimbursement	1.10	%(k)	1.09%		1.09%	1.10%		1.10%	1.10%
Net investment income (loss)	1.46	%(k)	0.70%		0.67%	0.78%		0.64%	0.66%
Portfolio turnover rate(l)	18%		38%		48%	61%		50%	56%

	AST International Value Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.88		$21.32		$17.36	$17.26		$17.12	$18.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.38		0.49		0.42	0.38		0.35	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70		(3.95)		3.54	(0.32)		(0.21)	(1.59)

Total from investment operations	2.08		(3.46)		3.96	0.06		0.14	(1.23)

Capital Contributions	0.01	(b)(c)	0.02	(c)	—	0.04	(e)	—	—

Net Asset Value, end of period	$19.97		$17.88		$21.32	$17.36		$17.26	$17.12

Total Return(f)	11.69	%(m)	(16.14	)%(n)	22.81%	0.58	%(o)	0.82%	(6.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,858		$1,582		$2,322	$1,908		$2,029	$2,436
Average net assets (in millions)	$1,781		$2,080		$2,184	$1,901		$2,215	$2,528
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.10	%(k)	1.10%		1.10%	1.10%		1.11%	1.10%
Expenses before waivers and/or expense reimbursement	1.10	%(k)	1.10%		1.10%	1.10%		1.11%	1.10%
Net investment income (loss)	3.97	%(k)	2.37%		2.18%	2.26%		1.96%	2.10%
Portfolio turnover rate(l)	11%		26%		21%	28%		22%	79%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (13.44)%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (3.93)%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(m)	Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.63%.

(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.23)%.

(o)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.35%.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST J.P. Morgan International Equity Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.42		$30.80		$23.76	$23.31		$23.98	$25.61

Income (Loss) From Investment Operations:
Net investment income (loss)	0.40		0.58		0.43	0.42		0.41	0.72
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.34		(5.98)		6.61	(0.02)		(1.08)	(2.35)

Total from investment operations	4.74		(5.40)		7.04	0.40		(0.67)	(1.63)

Capital Contributions	0.01	(b)(c)	0.02	(c)	—	0.05	(d)	—	—

Net Asset Value, end of period	$30.17		$25.42		$30.80	$23.76		$23.31	$23.98

Total Return(e)	18.69	%(f)	(17.47	)%(g)	29.63%	1.93	%(h)	(2.79)%	(6.36)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$442		$358		$481	$359		$389	$428
Average net assets (in millions)	$414		$448		$430	$362		$438	$457
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.02	%(j)	1.01%		1.01%	1.03%		1.02%	1.02%
Expenses before waivers and/or expense reimbursement	1.02	%(j)	1.01%		1.01%	1.03%		1.02%	1.02%
Net investment income (loss)	2.85	%(j)	1.96%		1.57%	1.81%		1.63%	2.84%
Portfolio turnover rate(k)	14%		31%		18%	24%		13%	12%

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$30.55		$31.05		$22.86	$23.20		$20.97	$19.15

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.06)		(0.03)	(0.03)		(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.37		(0.44)		8.22	(0.31)		2.29	1.87

Total from investment operations	6.35		(0.50)		8.19	(0.34)		2.23	1.82

Capital Contributions	—	(b)(l)	—	(c)(l)	—	—	(d)(l)	—	—

Net Asset Value, end of period	$36.90		$30.55		$31.05	$22.86		$23.20	$20.97

Total Return(e)	20.79	%(m)	(1.61	)%(m)	35.83%	(1.47	)%(m)	10.63%	9.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,173		$952		$1,152	$784		$1,097	$711
Average net assets (in millions)	$1,109		$1,190		$789	$858		$1,044	$746
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.99	%(j)	0.99%		0.99%	1.00%		0.99%	1.00%
Expenses before waivers and/or expense reimbursement	0.99	%(j)	0.99%		0.99%	1.00%		0.99%	1.00%
Net investment income (loss)	(0.10	)%(j)	(0.17)%		(0.12)%	(0.15)%		(0.27)%	(0.24)%
Portfolio turnover rate(k)	25%		39%		61%	42%		36%	34%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 18.65%.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (17.53)%.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.72%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Less than $0.005 per share.

(m)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Loomis Sayles Large-Cap Growth Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$48.53		$49.87		$37.50	$35.52		$32.27	$29.18

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.16		0.18	0.22		0.17	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	10.46		(1.52)		12.19	1.71		3.08	2.93

Total from investment operations	10.60		(1.36)		12.37	1.93		3.25	3.09

Capital Contributions	—	(b)(c)(d)	0.02	(c)	—	0.05	(e)	—	—

Net Asset Value, end of period	$59.13		$48.53		$49.87	$37.50		$35.52	$32.27

Total Return(f)	21.84	%(g)	(2.69	)%(h)	32.99%	5.57	%(i)	10.07%	10.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,762		$2,318		$2,954	$2,293		$2,434	$2,957
Average net assets (in millions)	$2,625		$2,849		$2,679	$2,364		$2,613	$2,434
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.91	%(k)	0.91%		0.91%	0.92%		0.92%	0.92%
Expenses before waivers and/or expense reimbursement	0.97	%(k)	0.97%		0.97%	0.98%		0.98%	0.98%
Net investment income (loss)	0.49	%(k)	0.31%		0.41%	0.61%		0.49%	0.53%
Portfolio turnover rate(l)	5%		8%		13%	13%		10%	37%

	AST MFS Global Equity Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.56		$20.52		$16.57	$15.47		$15.70	$15.15

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.18		0.15	0.13		0.13	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.63		(2.15)		3.80	0.95		(0.36)	0.41

Total from investment operations	3.82		(1.97)		3.95	1.08		(0.23)	0.55

Capital Contributions	—	(b)(c)(d)	0.01	(c)	—	0.02	(e)	—	—

Net Asset Value, end of period	$22.38		$18.56		$20.52	$16.57		$15.47	$15.70

Total Return(f)	20.58	%(g)	(9.55	)%(m)	23.84%	7.11	%(n)	(1.46)%	3.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$708		$586		$754	$615		$620	$644
Average net assets (in millions)	$671		$707		$699	$607		$666	$624
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.11	%(k)	1.11%		1.11%	1.13%		1.12%	1.13%
Expenses before waivers and/or expense reimbursement	1.11	%(k)	1.11%		1.11%	1.13%		1.12%	1.13%
Net investment income (loss)	1.83	%(k)	0.90%		0.81%	0.81%		0.80%	0.96%
Portfolio turnover rate(l)	5%		10%		10%	28%		17%	11%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (2.73)%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 5.43%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.60)%.

(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.98%.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST MFS Growth Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.22		$23.71		$18.14	$17.80		$16.59	$15.27

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.06)		(0.02)	(0.03)		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.26		0.56		5.59	0.36		1.23	1.33

Total from investment operations	6.22		0.50		5.57	0.33		1.21	1.32

Capital Contributions	—	(b)(c)(d)	0.01	(c)	—	0.01	(e)	—	—

Net Asset Value, end of period	$30.44		$24.22		$23.71	$18.14		$17.80	$16.59

Total Return(f)	25.68	%(g)	2.15	%(h)	30.71%	1.91	%(i)	7.29%	8.64%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,333		$1,057		$1,217	$1,070		$1,182	$1,418
Average net assets (in millions)	$1,229		$1,266		$1,097	$1,132		$1,262	$1,376
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.97	%(k)	0.97%		0.99%	0.99%		0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.98	%(k)	0.98%		0.99%	0.99%		0.99%	0.99%
Net investment income (loss)	(0.26	)%(k)	(0.24)%		(0.11)%	(0.16)%		(0.12)%	(0.08)%
Portfolio turnover rate(l)	9%		17%		29%	29%		30%	37%

	AST MFS Large-Cap Value Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.06		$20.10		$17.13	$15.10		$15.21	$13.80

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.29		0.24	0.24		0.22	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.13		(2.33)		2.73	1.79		(0.33)	1.13

Total from investment operations	3.29		(2.04)		2.97	2.03		(0.11)	1.41

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$21.35		$18.06		$20.10	$17.13		$15.10	$15.21

Total Return(f)	18.22	%(g)	(10.15	)%(g)	17.34%	13.44	%(g)	(0.72)%	10.22%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,818		$1,360		$1,579	$1,160		$588	$626
Average net assets (in millions)	$1,616		$1,537		$1,341	$970		$612	$589
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.93	%(k)	0.93%		0.93%	0.95%		0.96%	0.97%
Expenses before waivers and/or expense reimbursement	0.93	%(k)	0.93%		0.93%	0.95%		0.96%	0.97%
Net investment income (loss)	1.55	%(k)	1.46%		1.29%	1.47%		1.45%	2.01%
Portfolio turnover rate(l)	8%		9%		16%	33%		17%	14%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.11%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.85%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.02		$9.43		$7.42	$7.30		$7.74	$6.94

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)		(0.02)	(0.02)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	2.41		(0.39)		2.03	0.13		(0.42)	0.82

Total from investment operations	2.40		(0.41)		2.01	0.11		(0.44)	0.80

Capital Contributions	—	(b)(d)	—	(c)(d)	—	0.01	(e)	—	—

Net Asset Value, end of period	$11.42		$9.02		$9.43	$7.42		$7.30	$7.74

Total Return(f)	26.61	%(g)	(4.35	)%(g)	27.09%	1.64	%(h)	(5.68)%	11.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,440		$1,160		$1,437	$1,183		$1,330	$713
Average net assets (in millions)	$1,362		$1,410		$1,338	$1,221		$795	$679
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement.	0.98	%(j)	0.98%		0.98%	0.98%		1.03%	1.03%
Expenses before waivers and/or expense reimbursement	1.08	%(j)	1.08%		1.08%	1.08%		1.10%	1.11%
Net investment income (loss)	(0.28	)%(j)	(0.24)%		(0.25)%	(0.21)%		(0.29)%	(0.25)%
Portfolio turnover rate(k)	106%		66%		57%	71%		128%	71%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$29.16		$34.91		$30.68	$25.95		$27.50	$24.07

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.43		0.40	0.34		0.39	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.79		(6.18)		3.83	4.36		(1.94)	3.16

Total from investment operations	4.04		(5.75)		4.23	4.70		(1.55)	3.43

Capital Contributions	—	(b)(d)	—	(c)(d)	—	0.03	(e)	—	—

Net Asset Value, end of period	$33.20		$29.16		$34.91	$30.68		$25.95	$27.50

Total Return(f)	13.82	%(g)	(16.47	)%(g)	13.79%	18.23	%(l)	(5.64)%	14.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$829		$715		$1,009	$919		$810	$993
Average net assets (in millions)	$823		$922		$968	$816		$934	$973
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.00	%(j)	0.99%		0.99%	1.00%		1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.00	%(j)	0.99%		0.99%	1.00%		1.00%	1.00%
Net investment income (loss)	1.53	%(j)	1.25%		1.23%	1.25%		1.43%	1.04%
Portfolio turnover rate(k)	10%		20%		27%	30%		22%	20%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.50%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 18.11%.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$8.69		$10.11		$8.00	$7.12		$8.55	$8.97

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.17		0.12	0.10		0.12	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.70		(1.61)		1.99	0.78		(1.55)	(0.54)

Total from investment operations	0.81		(1.44)		2.11	0.88		(1.43)	(0.42)

Capital Contributions	—	(b)(c)(d)	0.02	(c)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$9.50		$8.69		$10.11	$8.00		$7.12	$8.55

Total Return(f)	9.32	%(g)	(14.05	)%(h)	26.38%	12.36	%(g)	(16.73)%	(4.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$407		$337		$511	$412		$402	$584
Average net assets (in millions)	$404		$449		$458	$401		$525	$661
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.39	%(j)	1.41%		1.39%	1.48%		1.45%	1.42%
Expenses before waivers and/or expense reimbursement	1.39	%(j)	1.41%		1.39%	1.48%		1.45%	1.42%
Net investment income (loss)	2.39	%(j)	1.74%		1.30%	1.28%		1.42%	1.31%
Portfolio turnover rate(k)	14%		9%		13%	34%		12%	9%

	AST QMA Large-Cap Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.27		$18.60		$15.32	$13.82		$13.61	$11.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.19		0.17	0.19		0.20	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.51		(1.52)		3.11	1.31		0.01	1.64

Total from investment operations	2.64		(1.33)		3.28	1.50		0.21	1.80

Capital Contributions	—	(b)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$19.91		$17.27		$18.60	$15.32		$13.82	$13.61

Total Return(f)	15.29	%(g)	(7.15	)%(g)	21.41%	10.85	%(g)	1.54%	15.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,391		$2,110		$2,654	$2,947		$2,904	$2,792
Average net assets (in millions)	$2,360		$2,535		$2,770	$2,863		$2,986	$2,686
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.81	%(j)	0.81%		0.81%	0.80%		0.81%	0.81%
Expenses before waivers and/or expense reimbursement	0.82	%(j)	0.82%		0.82%	0.82%		0.82%	0.83%
Net investment income (loss)	1.38	%(j)	0.98%		1.05%	1.34%		1.45%	1.19%
Portfolio turnover rate(k)	48%		82%		87%	90%		96%	89%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.25)%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$40.78		$44.51		$35.92	$32.05		$31.80	$30.63

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)		(0.18)		(0.19)	(0.10)		(0.20)	(0.16)
Net realized and unrealized gain (loss) on investment	11.17		(3.55)		8.78	3.96		0.45	1.33

Total from investment operations	11.11		(3.73)		8.59	3.86		0.25	1.17

Capital Contributions	—	(b)(c)	—		—	0.01	(d)	—	—

Net Asset Value, end of period	$51.89		$40.78		$44.51	$35.92		$32.05	$31.80

Total Return(e)	27.24	%(f)	(8.38)%		23.91%	12.07	%(g)	0.79%	3.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$873		$680		$884	$756		$737	$867
Average net assets (in millions)	$841		$904		$805	$697		$807	$860
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.99	%(i)	0.99%		0.99%	1.00%		1.00%	1.01%
Expenses before waivers and/or expense reimbursement	1.00	%(i)	0.99%		0.99%	1.01%		1.00%	1.01%
Net investment income (loss)	(0.25	)%(i)	(0.38)%		(0.49)%	(0.31)%		(0.59)%	(0.52)%
Portfolio turnover rate(j)	25%		56%		60%	91%		46%	87%

	AST Small-Cap Growth Opportunities Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.68		$19.82		$15.53	$14.41		$14.23	$13.56

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)		(0.09)		(0.08)	(0.04)		(0.04)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.80		(2.05)		4.37	1.15		0.22	0.70

Total from investment operations	4.73		(2.14)		4.29	1.11		0.18	0.67

Capital Contributions	—	(b)(c)(k)	—	(c)(k)	—	0.01	(d)	—	—

Net Asset Value, end of period	$22.41		$17.68		$19.82	$15.53		$14.41	$14.23

Total Return(e)	26.75	%(f)	(10.80	)%(f)	27.62%	7.77	%(l)	1.26%	4.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$776		$616		$852	$722		$747	$802
Average net assets (in millions)	$759		$857		$781	$690		$836	$812
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.05	%(i)	1.05%		1.05%	1.06%		1.05%	1.07%
Expenses before waivers and/or expense reimbursement	1.05	%(i)	1.05%		1.05%	1.06%		1.05%	1.07%
Net investment income (loss)	(0.65	)%(i)	(0.43)%		(0.47)%	(0.27)%		(0.24)%	(0.12)%
Portfolio turnover rate(j)	37%		65%		57%	71%		69%	184%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 12.04%.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.70%.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.75		$28.64		$26.68	$20.65		$21.58	$20.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.18		0.14	0.11		0.15	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.17		(5.07)		1.82	5.88		(1.08)	0.96

Total from investment operations	3.30		(4.89)		1.96	5.99		(0.93)	1.08

Capital Contributions	—	(b)(c)	—	(c)(d)	—	0.04	(e)	—	—

Net Asset Value, end of period	$27.05		$23.75		$28.64	$26.68		$20.65	$21.58

Total Return(f)	13.89	%(g)	(17.07	)%(g)	7.35%	29.20	%(h)	(4.31)%	5.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$703		$589		$979	$1,066		$941	$1,157
Average net assets (in millions)	$729		$884		$1,035	$930		$1,042	$1,174
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.01	%(j)	1.00%		0.99%	1.00%		1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.01	%(j)	1.00%		0.99%	1.00%		1.00%	1.00%
Net investment income (loss)	1.00	%(j)	0.65%		0.53%	0.49%		0.72%	0.57%
Portfolio turnover rate(k)	34%		51%		50%	52%		63%	36%

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$35.99		$34.65		$25.13	$24.47		$22.33	$20.61

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.04		(0.02)	(0.01)		(0.07)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.51		1.30		9.54	0.65		2.21	1.79

Total from investment operations	6.50		1.34		9.52	0.64		2.14	1.72

Capital Contributions	—	(b)(c)	—	(c)(d)	—	0.02	(e)	—	—

Net Asset Value, end of period	$42.49		$35.99		$34.65	$25.13		$24.47	$22.33

Total Return(f)	18.06	%(g)	3.87	%(g)	37.88%	2.70	%(l)	9.58%	8.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,834		$2,373		$2,622	$1,664		$1,979	$1,796
Average net assets (in millions)	$2,722		$2,763		$2,257	$1,688		$1,988	$1,836
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.90	%(j)	0.90%		0.92%	0.95%		0.95%	0.95%
Expenses before waivers and/or expense reimbursement	0.94	%(j)	0.94%		0.94%	0.96%		0.96%	0.97%
Net investment income (loss)	(0.04	)%(j)	0.11%		(0.08)%	(0.06)%		(0.31)%	(0.34)%
Portfolio turnover rate(k)	13%		33%		41%	42%		47%	52%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)	Less than $0.005 per share.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 29.01%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.62%.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(unaudited)

	AST T. Rowe Price Large-Cap Value Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.68		$15.14		$12.99	$12.24		$13.03	$12.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.26		0.23	0.20		0.16	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.95		(1.72)		1.92	0.54		(0.95)	0.04

Total from investment operations	2.11		(1.46)		2.15	0.74		(0.79)	0.20

Capital Contributions	—	(b)(d)	—	(c)(d)	—	0.01	(e)	—	—

Net Asset Value, end of period	$15.79		$13.68		$15.14	$12.99		$12.24	$13.03

Total Return(f)	15.51	%(g)	(9.64	)%(g)	16.55%	6.13	%(h)	(6.06)%	1.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,983		$1,302		$1,272	$861		$709	$827
Average net assets (in millions)	$1,925		$1,282		$1,098	$535		$794	$854
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.82	%(j)	0.88%		0.83%	0.81%		0.80%	0.86%
Expenses before waivers and/or expense reimbursement	0.87	%(j)	0.93%		0.94%	0.96%		0.95%	0.95%
Net investment income (loss)	2.12	%(j)	1.71%		1.65%	1.63%		1.27%	1.22%
Portfolio turnover rate(k)	70%		44%		41%	167%		63%	62%

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.27		$23.12		$20.96	$16.82		$20.83	$22.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.33		0.41	0.21		0.17	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.31		(4.19)		1.75	3.90		(4.18)	(2.05)

Total from investment operations	2.56		(3.86)		2.16	4.11		(4.01)	(1.90)

Capital Contributions	—	(b)(c)(d)	0.01	(c)	—	0.03	(e)	—	—

Net Asset Value, end of period	$21.83		$19.27		$23.12	$20.96		$16.82	$20.83

Total Return(f)	13.28	%(g)	(16.65	)%(l)	10.31%	24.61	%(m)	(19.25)%	(8.36)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$414		$325		$543	$529		$417	$579
Average net assets (in millions)	$393		$481		$551	$465		$538	$668
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.03	%(j)	1.02%		1.02%	1.03%		1.04%	1.02%
Expenses before waivers and/or expense reimbursement	1.04	%(j)	1.03%		1.02%	1.03%		1.04%	1.02%
Net investment income (loss)	2.36	%(j)	1.43%		1.94%	1.09%		0.85%	0.55%
Portfolio turnover rate(k)	28%		49%		84%	93%		87%	68%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.05%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.69)%.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.43%.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(unaudited)

	AST Templeton Global Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.22		$11.00		$10.78	$10.33		$10.83	$10.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31		0.46		0.42	0.28		0.21	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		(0.29)		(0.20)	0.17		(0.71)	(0.12)

Total from investment operations	0.42		0.17		0.22	0.45		(0.50)	0.06

Capital Contributions	—	(b)(c)(d)	0.05	(c)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$11.64		$11.22		$11.00	$10.78		$10.33	$10.83

Total Return(f)	3.74	%(g)	2.00	%(h)	2.04%	4.36	%(g)	(4.62)%	0.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$339		$311		$361	$341		$353	$661
Average net assets (in millions)	$329		$348		$353	$338		$591	$636
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.93	%(j)	0.93%		0.95%	0.98%		0.97%	0.96%
Expenses before waivers and/or expense reimbursement	0.93	%(j)	0.93%		0.95%	0.98%		0.97%	0.97%
Net investment income (loss)	5.40	%(j)	4.16%		3.80%	2.69%		1.98%	1.62%
Portfolio turnover rate(k)	20%		19%		36%	68%		60%	54%

	AST WEDGE Capital Mid-Cap Value Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.52		$25.78		$21.75	$19.08		$20.43	$17.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.20		0.17	0.25		0.20	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.97		(4.46)		3.86	2.39		(1.55)	2.55

Total from investment operations	3.11		(4.26)		4.03	2.64		(1.35)	2.66

Capital Contributions	—	(b)(d)	—		—	0.03	(e)	—	—

Net Asset Value, end of period	$24.63		$21.52		$25.78	$21.75		$19.08	$20.43

Total Return(f)	14.45	%(g)	(16.52)%		18.53%	13.99	%(l)	(6.61)%	14.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$335		$298		$426	$373		$360	$459
Average net assets (in millions)	$333		$382		$402	$351		$430	$441
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.06	%(j)	1.06%		1.06%	1.06%		1.07%	1.08%
Expenses before waivers and/or expense reimbursement	1.07	%(j)	1.07%		1.07%	1.07%		1.07%	1.08%
Net investment income (loss)	1.16	%(j)	0.78%		0.74%	1.29%		0.96%	0.56%
Portfolio turnover rate(k)	15%		33%		27%	35%		58%	21%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.55%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 13.83%.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(unaudited)

	AST Wellington Management Hedged Equity Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.45		$15.21		$13.39	$12.57		$12.65	$11.99

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.14		0.11	0.09		0.08	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.90		(0.90)		1.71	0.73		(0.16)	0.55

Total from investment operations	1.99		(0.76)		1.82	0.82		(0.08)	0.66

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$16.44		$14.45		$15.21	$13.39		$12.57	$12.65

Total Return(f)	13.77	%(g)	(5.00	)%(g)	13.59%	6.52	%(g)	(0.63)%	5.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,073		$1,779		$2,231	$2,091		$2,122	$2,228
Average net assets (in millions)	$1,987		$2,101		$2,169	$2,042		$2,200	$2,088
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.03	%(i)	1.03%		1.08%	1.09%		1.09%	0.99%
Expenses before waivers and/or expense reimbursement	1.08	%(i)	1.08%		1.09%	1.09%		1.09%	1.10%
Net investment income (loss)	1.20	%(i)	0.92%		0.80%	0.71%		0.62%	0.90%
Portfolio turnover rate(j)	27%		48%		59%	65%		55%	76%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to

[1]	PGIM Investments serves as the sole investment manager for the following portfolios: AST AQR Emerging Markets Equity Portfolio and AST Wellington Management Global Bond Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2018, except as otherwise noted below.    The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AQR Emerging Markets Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and noted that the Portfolio outperformed its benchmark index in three of the last five calendar years. Recognizing that the Portfolio was launched in 2013, the Manager also presented information to the Board reflecting that the subadviser’s composite index for the Portfolio’s strategy (which has a longer performance record), had trailing seven- and ten- year returns that outperformed the Portfolio’s Peer Universe median and benchmark index for the period ending December 31, 2018.

•

The Board further noted information provided by the Manager indicating that the Portfolio’s underperformance against both its benchmark index and Peer Universe in 2018 was primarily driven by underperformance in the second and fourth quarter.

•	The Board noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.052% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.

•	The Board noted that the Manager had contractually agreed to waive 0.010% of its investment management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Hotchkis & Wiley Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in 2018.

•

The Board also considered that, when it evaluated the Portfolio’s performance in the prior year, as of December 31, 2017, the Fund ranked in the first quartile of its Peer Universe over the one- and five-year periods, and the second quartile of its Peer Universe over the three-year period, and also outperformed its benchmark index over the one- three-, five- and ten-year periods.

•	The Board also noted that the Portfolio outperformed its benchmark index and Peer Universe median in both 2016 and 2017.

•

The Board also noted information provided by the Manager indicating that the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index and Peer Universe median for the first quarter of 2019, as well as for the three-, five- and ten-year periods ended March 31, 2019.

•	The Board noted that the Manager had contractually agreed to waive 0.009% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.020% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered information provided by the Manager indicating that, prior to 2018, the Portfolio had outperformed its Peer Universe median in three out of the prior five calendar years.

•

The Board further noted that the Manager had, following discussion with the Board, contractually agreed to cap the Portfolio’s operating expenses at 1.085% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and ten-year periods, though it underperformed its benchmark index over the one- and five-year periods.

•

The Board noted information provided by the Manager indicating that the Portfolio’s recent peer-relative underperformance was primarily attributable to the Portfolio’s results in 2018, with the Portfolio outperforming the Peer Universe median in each of the prior three calendar years.

•

The Board also noted information provided by the Manager indicating i) that the Portfolio’s longer-term performance was strong, with the Portfolio outperforming its benchmark index and Peer Universe median for the three-, five- and ten-year periods ended March 31, 2019; and ii) that the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index and Peer Universe median for the first quarter of 2019.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed over the three-year period.

•

The Board considered that when it evaluated the Portfolio’s performance in the prior year, as of December 31, 2017, the Portfolio outperformed its Peer Universe median and benchmark index over the one-, three- and five-year periods.

•	The Board also noted that, when it evaluated the Portfolio’s performance for the prior year, the Portfolio outperformed both its benchmark index and the median of its Peer Universe.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•

Although the Portfolio underperformed its benchmark index and Peer Universe median over the one-year period, the Board noted that, when it evaluated the Portfolio’s performance for each of the two prior years, the Portfolio outperformed both its benchmark index and the median of its Peer Universe.

•	The Board noted that the Manager had contractually agreed to waive 0.06% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees:*
Net Total Expenses:*

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of four funds

AST MFS Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.014% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fee: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed over the three- and five-year periods.

•

The Board noted that in April 2019 the Portfolio appointed new subadvisers to replace the Portfolio’s prior subadviser, and that as a result, the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•

The Board also noted that because of the recent inception date for the new subadvisers, it did not evaluate or consider the renewal of the Portfolio’s subadvisory agreements, but would consider the renewal of the subadvisory agreements during 2020.

•

The Board accepted the Manager’s recommendation to allow the Portfolio’s existing contractual fee waiver, pursuant to which the Manager agreed to waive 0.100% of its management fee through June 30, 2019, to expire.

•

The Board accepted the Manager’s recommendation to implement a contractual expense cap which (exclusive of certain fees and expenses) caps the Portfolio’s annual operating expenses at 1.02% through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed over the one-, three-, and five-year periods.

•

The Board noted information provided by the Manager indicating that the Portfolio’s longer-term performance was strong, with the Portfolio ranked in the second quartile of its Peer Universe over the previous four calendar years.

•	The Board noted that the Manager had contractually agreed to waive 0.002% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Large-Cap Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed over the one- and three-year periods.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to the market shock that occurred in the last quarter of 2018.

•

In this regard, the Board noted information provided by the Manager indicating that the Portfolio’s longer-term performance remained compelling, with the Portfolio ranked in the second quartile of its Peer Universe and outperforming is benchmark index over the five-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.015% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in 2018.

•

In this regard, the Board considered that when it evaluated the Portfolio’s performance in the prior year, the Portfolio had outperformed its Peer Universe median and benchmark index for the one-, three- and five-year periods ended December 31, 2017.

•

The Board also considered information provided by the Manager indicating that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark and the peer median of its Peer Universe for the first quarter of 2019.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed over the one- and three-year periods.

•

The Board noted information provided by the Manager indicating that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and the median of its Peer Universe (on a net basis) for the first quarter of 2019.

•

The Board noted information provided by the Manager indicating that the Portfolio’s longer-term performance continued to be strong, with the Portfolio outperforming its benchmark index over the five- and ten-year periods ended March 31, 2019.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.036% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in October 2016, the Portfolio adopted new investment policies and investment strategies, and a new subadviser assumed responsibility for managing the Portfolio, and that as a result, most of the Portfolio’s prior performance was not attributable to the Portfolio’s current subadviser.

•	The Board noted that the Manager had contractually agreed to waive 0.040% of its management fee through June 30, 2020.

•	The Board also noted that the Manager had contractually agreed to cap the Portfolio’s expenses at 0.79% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.013% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Templeton Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST WEDGE Capital Mid-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed over the one-, three-, and five-year periods.

•

The Board noted information provided by the Manager indicating that the Portfolio’s longer-term performance remained compelling, with the Portfolio ranked in the second quartile of its Peer Universe over the five- and ten-year periods, and outperforming its benchmark index in 2017.

•	The Board noted that the Manager had contractually agreed to waive 0.01% of its investment management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.055% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

U.S. POSTAGE

PAID

DWIGHT, IL

PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2019 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-A

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2019

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Cohen & Steers Global Realty Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST Bond Portfolio 2019	A2
	AST Bond Portfolio 2020	A11
	AST Bond Portfolio 2021	A20
	AST Bond Portfolio 2022	A30
	AST Bond Portfolio 2023	A40
	AST Bond Portfolio 2024	A51
	AST Bond Portfolio 2025	A62
	AST Bond Portfolio 2026	A74
	AST Bond Portfolio 2027	A86
	AST Bond Portfolio 2028	A97
	AST Bond Portfolio 2029	A108
	AST Bond Portfolio 2030	A116
	AST Cohen & Steers Global Realty Portfolio	A123
	AST High Yield Portfolio	A127
	AST Investment Grade Bond Portfolio	A153
	AST Prudential Core Bond Portfolio	A174
	AST QMA US Equity Alpha Portfolio	A202
	AST Quantitative Modeling Portfolio	A216
	AST Western Asset Core Plus Bond Portfolio	A219
	AST Western Asset Emerging Markets Debt Portfolio	A257

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2019

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2019

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2019

AST Bond Portfolio 2019
Credit Quality	(% of Net Assets	)
AAA	51.3%
AA	12.7%
A	7.1%
BBB	5.8%
BB	0.2%
NR	10.1%
Cash & Equivalents	12.8%
Total	100.0%

AST Bond Portfolio 2020
Credit Quality	(% of Net Assets	)
AAA	73.1%
AA	1.7%
A	7.5%
BBB	7.5%
BB	0.0%
NR	(1.0)%
Cash & Equivalents	11.2%
Total	100.0%

AST Bond Portfolio 2021
Credit Quality	(% of Net Assets	)
AAA	55.0%
AA	5.0%
A	12.9%
BBB	12.6%
BB	0.1%
NR	(1.1)%
Cash & Equivalents	15.5%
Total	100.0%

AST Bond Portfolio 2022
Credit Quality	(% of Net Assets	)
AAA	64.1%
AA	6.2%
A	11.4%
BBB	15.2%
BB	0.7%
NR	0.6%
Cash & Equivalents	1.8%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Bond Portfolio 2023
Credit Quality	(% of Net Assets	)
AAA	76.3%
AA	2.4%
A	7.0%
BBB	10.5%
BB	0.4%
NR	2.1%
Cash & Equivalents	1.3%
Total	100.0%

AST Bond Portfolio 2024
Credit Quality	(% of Net Assets	)
AAA	76.0%
AA	4.3%
A	6.9%
BBB	10.8%
BB	0.3%
NR	0.7%
Cash & Equivalents	1.0%
Total	100.0%

AST Bond Portfolio 2025
Credit Quality	(% of Net Assets	)
AAA	76.2%
AA	8.6%
A	6.2%
BBB	8.1%
BB	0.2%
NR	1.9%
Cash & Equivalents	(1.2)%
Total	100.0%

AST Bond Portfolio 2026
Credit Quality	(% of Net Assets	)
AAA	78.2%
AA	6.5%
A	7.0%
BBB	6.6%
BB	0.1%
NR	(5.9)%
Cash & Equivalents	7.5%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Bond Portfolio 2027
Credit Quality	(% of Net Assets	)
AAA	76.1%
AA	6.7%
A	5.3%
BBB	5.4%
BB	0.4%
B	0.2%
NR	(0.6)%
Cash & Equivalents	6.5%
Total	100.0%

AST Bond Portfolio 2028
Credit Quality	(% of Net Assets	)
AAA	78.2%
AA	4.4%
A	6.6%
BBB	9.2%
BB	0.9%
NR	7.7%
Cash & Equivalents	(7.0)%
Total	100.0%

AST Bond Portfolio 2029
Credit Quality	(% of Net Assets	)
AAA	77.8%
AA	1.4%
A	2.0%
BBB	1.9%
BB	0.2%
NR	3.6%
Cash & Equivalents	13.1%
Total	100.0%

AST Bond Portfolio 2030
Credit Quality	(% of Net Assets	)
AAA	77.7%
AA	6.7%
A	6.7%
BBB	1.7%
NR	6.0%
Cash & Equivalents	1.2%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Cohen & Steers Global Realty
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
UDR, Inc.	Residential REITs	United States	4.8%
Welltower, Inc.	Health Care REITs	United States	4.6%
Prologis, Inc.	Industrial REITs	United States	4.2%
Public Storage	Specialized REITs	United States	3.9%
Sun Hung Kai Properties Ltd.	Diversified Real Estate Activities	Hong Kong	3.2%
Extra Space Storage, Inc.	Specialized REITs	United States	2.9%
Invitation Homes, Inc.	Residential REITs	United States	2.8%
Essex Property Trust, Inc.	Residential REITs	United States	2.8%
Link REIT	Retail REITs	Hong Kong	2.5%
VEREIT, Inc.	Diversified REITs	United States	2.3%

AST High Yield
Credit Quality	(% of Net Assets	)
AAA	5.9%
AA	0.0%
A	0.0%
BBB	2.1%
BB	28.7%
B	42.4%
CCC and Below	16.2%
NR	2.3%
Cash/Cash Equivalents	2.4%
Total	100.0%

AST Investment Grade Bond
Credit Quality	(% of Net Assets	)
AAA	37.5%
AA	3.1%
A	13.0%
BBB	39.4%
BB	1.5%
B	0.2%
CCC	0.2%
D	0.0%
NR	3.7%
Cash & Equivalents	1.4%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Prudential Core Bond
Credit Quality	(% of Net Assets	)
AAA	51.0%
AA	3.9%
A	10.4%
BBB	17.9%
BB	4.3%
B	2.6%
CCC and Below	0.3%
NR	6.4%
Cash/Cash Equivalents	3.2%
Total	100.0%

AST QMA US Equity Alpha
Ten Largest Holdings — Long	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	4.3%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.5%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.8%
Bank of America Corp.	Banks	1.7%
Visa, Inc. (Class A Stock)	IT Services	1.6%
Verizon Communications, Inc.	Diversified Telecommunication Services	1.5%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.5%
Cisco Systems, Inc.	Communications Equipment	1.5%
Intel Corp.	Semiconductors & Semiconductor Equipment	1.4%

AST QMA US Equity Alpha
Ten Largest Holdings — Short	Line of Business	(% of Net Assets	)
Coupa Software, Inc.	Software	1.2%
Sarepta Therapeutics, Inc.	Biotechnology	1.2%
Roku, Inc.	Household Durables	1.0%
International Flavors & Fragrances, Inc.	Chemicals	1.0%
Guardant Health, Inc.	Health Care Providers & Services	0.9%
Americold Reality Trust	Equity Real Estate Investment Trusts (REITs)	0.9%
Square, Inc.	IT Services	0.8%
Okta, Inc.	IT Services	0.8%
Equifax, Inc.	Professional Services	0.8%
Exact Sciences Corp.	Biotechnology	0.7%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Quantitative Modeling
Ten Largest Holdings	Line of Business	(% of Net Assets	)
AST QMA Large-Cap Portfolio	Large/Mid-Cap Value	9.9%
AST AQR Large Cap Core Portfolio	Large/Mid-Cap Value	9.9%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	6.1%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	5.8%
AST Prudential Core Bond Portfolio	Core Bond	5.8%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	5.6%
AST Loomis Sayles Large-Cap Growth Portfolio	Large/Mid-Cap Growth	5.4%
AST International Growth Portfolio	International Growth	5.3%
AST International Value Portfolio	International Value	5.2%
AST Wellington Management Global Bond Portfolio	Core Bond	4.8%

AST Western Asset Core Plus Bond
Credit Quality	(% of Net Assets	)
AAA	47.2%
AA	5.7%
A	21.3%
BBB	15.7%
BB	7.0%
B	3.9%
CCC and Below	0.5%
NR	0.1%
Cash/Cash Equivalents	(1.4)%
Total	100.0%

AST Western Asset Emerging Markets Debt
Credit Quality	(% of Net Assets	)
AAA	0.0%
AA	3.5%
A	11.1%
BBB	38.3%
BB	19.3%
B	25.3%
CCC and Below	0.5%
NR	0.3%
Cash/Cash Equivalents	1.7%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Western Asset Emerging Markets Debt
Top Ten Country Allocation	(% of Net Assets	)
Indonesia	10.2%
Mexico	7.4%
China	6.9%
Turkey	6.5%
Russia	5.9%
Brazil	5.5%
Argentina	4.0%
Colombia	3.8%
Peru	3.5%
Kazakhstan	3.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST Bond Portfolio 2019	Actual	$1,000.00	$1,015.00	0.84%	$4.20
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

AST Bond Portfolio 2020	Actual	$1,000.00	$1,024.80	0.93%	$4.67
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2021	Actual	$1,000.00	$1,037.20	0.91%	$4.60
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST Bond Portfolio 2022	Actual	$1,000.00	$1,046.40	0.93%	$4.72
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2023	Actual	$1,000.00	$1,053.70	0.93%	$4.74
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2024	Actual	$1,000.00	$1,064.80	0.95%	$4.86
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

AST Bond Portfolio 2025	Actual	$1,000.00	$1,072.40	0.93%	$4.78
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2026	Actual	$1,000.00	$1,082.10	0.84%	$4.34
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

AST Bond Portfolio 2027	Actual	$1,000.00	$1,089.20	0.84%	$4.35
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

AST Bond Portfolio 2028	Actual	$1,000.00	$1,096.90	0.94%	$4.89
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2019

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST Bond Portfolio 2029	Actual	$1,000.00	$1,101.60	0.93%	$4.85
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2030	Actual**	$1,000.00	$1,122.00	0.93%	$4.84
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Cohen & Steers Global Realty Portfolio	Actual	$1,000.00	$1,163.30	1.11%	$5.95
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

AST High Yield Portfolio	Actual	$1,000.00	$1,107.40	0.87%	$4.55
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST Investment Grade Bond Portfolio	Actual	$1,000.00	$1,085.60	0.72%	$3.72
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

AST Prudential Core Bond Portfolio	Actual	$1,000.00	$1,068.00	0.74%	$3.79
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

AST QMA US Equity Alpha Portfolio	Actual	$1,000.00	$1,128.70	1.57%	$8.29
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85

AST Quantitative Modeling Portfolio	Actual	$1,000.00	$1,134.50	1.15%	$6.09
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

AST Western Asset Core Plus Bond Portfolio	Actual	$1,000.00	$1,081.50	0.74%	$3.82
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

AST Western Asset Emerging Markets Debt Portfolio	Actual	$1,000.00	$1,114.70	1.01%	$5.30
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses for AST Bond Portfolio 2030 are calculated using the 179 day period ended June 30, 2019 due to the Portfolio’s commencement of operations on January 2, 2019.

Glossary

SCHEDULE OF INVESTMENTS	as of June 30, 2019

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
COP	Certificates of Participation
CVT	Convertible Security
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
STACR	Structured Agency Credit Risk
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 79.1%

ASSET-BACKED SECURITIES — 10.3%
Automobiles — 4.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	67		$66,665
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	30		29,696
Enterprise Fleet Financing LLC,
Series 2017-02, Class A2, 144A
1.970%	01/20/23	45		45,082
Ford Credit Auto Owner Trust,
Series 2014-02, Class A, 144A
2.310%	04/15/26	1,200		1,199,091
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1
1.950%	11/15/21	600		598,980
Series 2016-05, Class A2, 1 Month LIBOR + 0.460%
2.854%(c)	11/15/21	700		700,529
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	486		485,238
Santander Retail Auto Lease Trust,
Series 2017-A, Class A2A, 144A
2.020%	03/20/20	—	(r)	216

				3,125,497

Collateralized Loan Obligations — 4.1%
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%
3.927%(c)	04/13/27	2,000		2,000,942
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	250		249,089
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840%
3.432%(c)	04/20/28	500		497,075

				2,747,106

Credit Cards — 0.9%
Citibank Credit Card Issuance Trust,
Series 2016-A01, Class A1
1.750%	11/19/21	600		598,793

Residential Mortgage-Backed Securities — 0.3%
Towd Point Mortgage Trust,
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	198		203,304

Student Loans — 0.3%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	94		93,585
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	77		76,897

				170,482

TOTAL ASSET-BACKED SECURITIES (cost $6,832,129)				6,845,182

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Commercial Mortgage Trust,
Series 2015-CR24, Class A2
3.022%	08/10/48	258	$257,766
Series 2015-LC19, Class A1
1.399%	02/10/48	21	20,613
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	183	183,066
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class A2
3.531%	06/25/20	145	146,146
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A3
3.322%	07/15/48	500	514,683
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	339	341,767
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	44	44,076

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,501,867)			1,508,117

CORPORATE BONDS — 23.8%
Aerospace & Defense — 0.5%
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20	145	145,719
3.000%	05/11/21	175	177,834

			323,553

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19	150	150,941

Auto Manufacturers — 0.5%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	01/06/20	200	199,726
3.350%	05/04/21	150	152,110

			351,836

Banks — 5.3%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	295	304,079
Bank of Baroda (India),
Sr. Unsec’d. Notes, 144A
4.875%	07/23/19	200	200,022
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.200%	09/03/21	265	269,741
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	620	623,356

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	300	$302,750
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	300	324,235
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	130	134,325
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.200%	01/25/23	260	266,800
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	150	156,693
5.500%	07/28/21	205	217,805
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	254,997
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.973%(c)	04/30/21	130	130,362
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	320	325,682

			3,510,847

Biotechnology — 0.2%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	100	100,502

Building Materials — 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.887%(c)	12/20/19	110	109,998

Chemicals — 0.3%
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	106	109,445
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	55	56,053
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	45	45,751

			211,249

Commercial Services — 2.2%
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.375%	10/11/19	1,500	1,495,845

Computers — 0.6%
IBM Credit LLC,
Sr. Unsec’d. Notes
3.450%	11/30/20	410	416,852

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 5.8%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	375	$381,809
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19	2,000	2,015,567
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
1.250%	09/20/19	1,500	1,496,469

			3,893,845

Electric — 0.2%
Southern Power Co.,
Sr. Unsec’d. Notes, Series D
1.950%	12/15/19	100	99,700

Electronics — 1.0%
Tyco Electronics Group SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 0.450%
2.929%(c)	06/05/20	680	680,738

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19	70	69,974

Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	230	229,982
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	200	202,003

			431,985

Machinery-Diversified — 0.1%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	60	62,970

Miscellaneous Manufacturing — 0.2%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19	150	150,492

Multi-National — 2.3%
Council Of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.750%	11/14/19	1,500	1,497,225

Oil & Gas — 0.0%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	19	19,379

Packaging & Containers — 0.2%
Bemis Co., Inc.,
Gtd. Notes, 144A
6.800%	08/01/19	150	150,437

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 2.6%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	08/12/19	420	$419,842
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.173%(c)	03/09/21	380	381,676
McKesson Corp.,
Sr. Unsec’d. Notes
3.650%	11/30/20	405	413,225
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	300	299,535
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.000%	11/26/21	230	237,981

			1,752,259

Pipelines — 0.4%
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	250	256,922

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	110	113,323

TOTAL CORPORATE BONDS (cost $15,722,760)			15,850,872

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57	96	96,988

(cost $97,039)

SOVEREIGN BONDS — 10.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	207,466
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
1.375%	11/07/19	400	398,705
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, EMTN
1.875%	09/16/19	1,462	1,460,275
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
1.500%	10/22/19	2,000	1,995,342
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	1,600	1,597,930
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.000%	10/07/19	30	30,131
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
1.125%	08/28/19	1,500	1,496,925

TOTAL SOVEREIGN BONDS (cost $7,169,266)			7,186,774

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Mortgage Corp.
1.375%	08/15/19		500	$499,467
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20		120	120,133

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $619,296)				619,600

U.S. TREASURY OBLIGATIONS — 30.9%
U.S. Treasury Bonds
3.625%	08/15/43		155	187,096
3.750%	11/15/43		10	12,310
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		455	479,365
U.S. Treasury Notes
1.375%	04/30/21		2,485	2,466,654
2.000%	05/31/24		415	419,879
2.125%	08/15/21		2,415	2,433,395
2.125%	09/30/21	(k)	5,675	5,722,883
2.125%	06/30/22		4,285	4,335,550
2.125%	05/31/26		975	991,301
2.250%	11/15/27		740	757,575
2.375%	08/15/24		195	200,713
2.500%	12/31/20		1,840	1,857,825
3.125%	11/15/28		565	619,712
U.S. Treasury Strips Coupon
2.649%(s)	08/15/23		145	134,704

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,189,094)				20,618,962

TOTAL LONG-TERM INVESTMENTS (cost $52,131,451)				52,726,495

			Shares

SHORT-TERM INVESTMENTS — 8.6%
AFFILIATED MUTUAL FUNDS — 8.6%
PGIM Core Short-Term Bond Fund(w)			601,059	5,547,774
PGIM Core Ultra Short Bond Fund(w)			147,993	147,993
PGIM Institutional Money Market Fund(b)(w)			364	364

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,719,510)				5,696,131

OPTIONS PURCHASED*~ — 0.0% (cost $34,078)				10,701

TOTAL SHORT-TERM INVESTMENTS (cost $5,753,588)				5,706,832

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 87.7% (cost $57,885,039)				58,433,327

OPTIONS WRITTEN*~ — (0.0)% (premiums received $13,248)				(3,494)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 87.7% (cost $57,871,791)				58,429,833
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 12.3%				8,201,174

NET ASSETS — 100.0%				$66,631,007

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	30	60	$3,281
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	10	10	156
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	10	10	781
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	14	35	88
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.13	33	83	619
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	14	35	700
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	14	35	88
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	14	35	2,013
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	14	35	175
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	14	35	2,800

Total Options Purchased (cost $34,078)						$10,701

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	20	20	$(313)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.88	33	83	(206)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	28	70	(175)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	28	70	(1,050)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	28	70	(1,750)

Total Options Written (premiums received $13,248)						$(3,494)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
63	10 Year U.S. Treasury Notes	Sep. 2019	$8,062,031	$64,802
66	10 Year U.S. Ultra Treasury Notes	Sep. 2019	9,116,250	291,522
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,598,062	74,463

				430,787

Short Positions:
74	2 Year U.S. Treasury Notes	Sep. 2019	15,923,297	(86,189)
60	5 Year U.S. Treasury Notes	Sep. 2019	7,089,375	(97,557)
29	20 Year U.S. Treasury Bonds	Sep. 2019	4,512,219	(176,871)

				(360,617)

				$70,170

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
32,100	04/16/20	1.359%(S)	3 Month LIBOR(2)(Q)	$18,545	$(272,802)	$(291,347)
900	04/18/20	1.346%(S)	3 Month LIBOR(1)(Q)	770	7,750	6,980
1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(19,871)	(19,871)
930	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	117	13,051	12,934
245	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	397	(5,154)	(5,551)
364	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427)	(8,288)	(7,861)
365	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,823)	(8,593)	(6,770)
480	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(823)	(11,684)	(10,861)
2,300	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(43,774)	(43,774)
865	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,813	(7,605)	(10,418)
250	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(6,232)	(6,232)
1,725	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	5,560	(43,156)	(48,716)
125	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	—	(3,164)	(3,164)
620	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	(17,820)	(19,873)
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(27,226)	(27,226)
2,499	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,741)	(171,409)	(169,668)
380	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	153	(10,313)	(10,466)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	(1,762)	(3,377)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(3,146)	(3,146)
7,289	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(84,019)	(570,768)	(486,749)
637	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(51,993)	(51,993)

				$(56,810)	$(1,263,959)	$(1,207,149)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
10,965	12/31/19	3.538%(T)	3 Month LIBOR(2)(T)	$3,128,037	$—	$3,128,037	JPMorgan Chase Bank, N.A.
10,600	12/31/19	4.137%(T)	3 Month LIBOR(2)(T)	4,980,746	—	4,980,746	JPMorgan Chase Bank, N.A.

				$8,108,783	$—	$8,108,783

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$8,108,783	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$978,184

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,125,497	$—
Collateralized Loan Obligations	—	2,747,106	—
Credit Cards	—	598,793	—
Residential Mortgage-Backed Securities	—	203,304	—
Student Loans	—	170,482	—
Commercial Mortgage-Backed Securities	—	1,508,117	—
Corporate Bonds	—	15,850,872	—
Residential Mortgage-Backed Security	—	96,988	—
Sovereign Bonds	—	7,186,774	—
U.S. Government Agency Obligations	—	619,600	—
U.S. Treasury Obligations	—	20,618,962	—
Affiliated Mutual Funds	5,696,131	—	—
Options Purchased	10,701	—	—
Options Written	(3,494)	—	—
Other Financial Instruments*
Futures Contracts	70,170	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,207,149)	—
OTC Interest Rate Swap Agreements	—	8,108,783	—

Total	$5,773,508	$59,628,129	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	30.9%
Sovereign Bonds	10.8
Affiliated Mutual Funds	8.6
Diversified Financial Services	5.8
Banks	5.3
Automobiles	4.7
Collateralized Loan Obligations	4.1
Pharmaceuticals	2.6
Commercial Mortgage-Backed Securities	2.3
Multi-National	2.3
Commercial Services	2.2
Electronics	1.0
U.S. Government Agency Obligations	0.9
Credit Cards	0.9
Insurance	0.7
Computers	0.6
Auto Manufacturers	0.5
Aerospace & Defense	0.5
Pipelines	0.4
Chemicals	0.3
Residential Mortgage-Backed Securities	0.3

Student Loans	0.3%
Agriculture	0.2
Miscellaneous Manufacturing	0.2
Packaging & Containers	0.2
Telecommunications	0.2
Building Materials	0.2
Biotechnology	0.2
Electric	0.2
Residential Mortgage-Backed Security	0.1
Healthcare-Services	0.1
Machinery-Diversified	0.1
Oil & Gas	0.0	*
Options Purchased	0.0	*

	87.7
Options Written	(0.0	)*
Other assets in excess of liabilities	12.3

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$430,787	*	Due from/to broker — variation margin futures	$360,617	*
Interest rate contracts	Due from/to broker — variation margin swaps	19,914	*	Due from/to broker — variation margin swaps	1,227,063	*
Interest rate contracts	Unaffiliated investments	10,701		Options written outstanding, at value	3,494
Interest rate contracts	Unrealized appreciation on OTC swap agreements	8,108,783		—	—

		$8,570,185			$1,591,174

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$21
Interest rate contracts	(1,935)	3,645	(1,150,387)	(159,288)

Total	$(1,935)	$3,645	$(1,150,387)	$(159,267)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(23,377)	$9,754	$1,325,481	$(475,868)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$15,275	$136,333	$10,114,828	$50,375,136	$50,000	$200,000	$74,351,124

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPMorgan Chase Bank, N.A.	$8,108,783	$—	$8,108,783	$(8,108,783)	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2019 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $52,165,529)	$52,737,196
Affiliated investments (cost $5,719,510)	5,696,131
Unrealized appreciation on OTC swap agreements	8,108,783
Dividends and interest receivable	337,242
Due from broker-variation margin futures	9,096
Due from broker-variation margin swaps	4,601
Prepaid expenses	165

Total Assets	66,893,214

LIABILITIES
Payable for Portfolio shares repurchased	188,121
Payable to custodian	28,498
Custodian and accounting fees payable	25,901
Management fee payable	10,836
Options written outstanding, at value (proceeds received $13,248)	3,494
Distribution fee payable	2,741
Accrued expenses and other liabilities	2,247
Affiliated transfer agent fee payable	369

Total Liabilities	262,207

NET ASSETS	$66,631,007

Net assets were comprised of:
Partners Equity	$66,631,007

Net asset value and redemption price per share, $66,631,007 / 6,153,862 outstanding shares of beneficial interest	$10.83

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$1,207,958
Affiliated dividend income	99,612
Unaffiliated dividend income	33,788
Affiliated income from securities lending, net	189

Total income	1,341,547

EXPENSES
Management fee	242,177
Distribution fee	128,247
Custodian and accounting fees	29,155
Legal fees and expenses	5,620
Trustees’ fees	5,413
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,480
Shareholders’ reports	2,071
Miscellaneous	15,792

Total expenses	431,955

NET INVESTMENT INCOME (LOSS)	909,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	1,475,206
Futures transactions	(1,150,387)
Options written transactions	3,645
Swap agreements transactions	(159,267)

169,197

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11,843)	(422,539)
Futures	1,325,481
Options written	9,754
Swap agreements	(475,868)

436,828

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	606,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,515,617

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$909,592	$1,496,009
Net realized gain (loss) on investment transactions	169,197	18,758
Net change in unrealized appreciation (depreciation) on investments	436,828	(496,331)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,515,617	1,018,436

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [28,006 and 13,263,254 shares, respectively]	302,317	140,565,982
Portfolio shares repurchased [9,017,655 and 2,168,155 shares, respectively]	(96,771,771)	(22,956,996)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(96,469,454)	117,608,986

CAPITAL CONTRIBUTIONS	—	282

TOTAL INCREASE (DECREASE)	(94,953,837)	118,627,704
NET ASSETS:
Beginning of period	161,584,844	42,957,140

End of period	$66,631,007	$161,584,844

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 89.4%

ASSET-BACKED SECURITIES — 4.5%
Automobiles — 2.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	33	$33,333
Series 2014-02A, Class A, 144A
2.500%	02/20/21	800	799,645
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	100	99,713
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	30	29,696
Series 2018-02, Class B
3.220%	04/15/22	268	268,703
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	92	92,257
Series 2017-02, Class A2, 144A
1.970%	01/20/23	45	45,082
Ford Credit Auto Owner Trust,
Series 2014-02, Class A, 144A
2.310%	04/15/26	600	599,545
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	15	14,534
Series 2017-02A, Class A, 144A
2.310%	12/14/21	177	176,450
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	77	77,045
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	46	45,767

			2,281,770

Collateralized Loan Obligations — 1.7%
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%
3.927%(c)	04/13/27	500	500,236
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%
4.022%(c)	10/20/29	250	250,910
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%
3.308%(c)	11/15/26	244	243,257
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840%
3.432%(c)	04/20/28	500	497,075

			1,491,478

Student Loans — 0.2%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	47	46,793

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	115	$115,345

			162,138

TOTAL ASSET-BACKED SECURITIES (cost $3,938,510)			3,935,386

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A1
1.643%	09/10/58	70	69,476
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	101	101,314
Series 2015-CR25, Class A1
1.737%	08/10/48	79	78,462
Series 2015-CR27, Class A1
1.577%	10/10/48	82	81,551
Series 2015-DC01, Class A2
2.870%	02/10/48	190	189,449
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A1
1.717%	08/15/48	51	50,517
Series 2015-C04, Class A1
2.010%	11/15/48	70	69,433
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	388	384,286
Series 2017-C06, Class A1
1.907%	06/10/50	249	247,465
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	413	411,899
FHLMC Multifamily Structured Pass-Through Certificates,
Series K015, Class A2
3.230%	07/25/21	90	91,795
GS Mortgage Securities Trust,
Series 2015-GS01, Class A1
1.935%	11/10/48	147	146,236
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A3
3.322%	07/15/48	1,000	1,029,365
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AMFL, 144A
6.114%	07/15/40	2	2,451
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	1,300	1,367,646
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	700	719,733
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	33	33,354

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-C32, Class A1
1.577%	01/15/59	86	$85,132
Series 2016-C33, Class A1
1.775%	03/15/59	193	192,168
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A2
2.862%	03/15/47	34	34,467

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,285,542)			5,386,199

CORPORATE BONDS — 16.1%
Airlines — 0.1%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	120	120,146

Auto Manufacturers — 0.7%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	01/06/20	400	399,452
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.125%	01/15/20	200	205,662

			605,114

Banks — 4.9%
Bank of Baroda (India),
Sr. Unsec’d. Notes, 144A
4.875%	07/23/19	400	400,044
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
2.100%	01/15/20	350	349,485
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	345	348,163
Sub. Notes
3.875%	03/26/25	355	370,472
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	980	1,000,173
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	525	537,960
4.500%	01/24/22	250	263,433
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	125	131,291
Sr. Unsec’d. Notes, GMTN
5.500%	01/26/20	550	559,450
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%(cc)	11/09/22	240	244,269

			4,204,740

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology — 1.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	160	$165,120
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	245	246,231
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	560	575,198
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	250	261,532

			1,248,081

Chemicals — 0.2%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	190	199,972

Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	530	528,884

Electric — 0.7%
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
2.000%	03/15/20	380	378,733
Southern Power Co.,
Sr. Unsec’d. Notes, Series D
1.950%	12/15/19	200	199,399

			578,132

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	365	367,071

Insurance — 2.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	575	582,760
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	350	375,237
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	15	15,857
4.569%	02/01/29	50	54,958
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	275	281,013
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	160	163,393
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, MTN
2.150%	01/10/20	450	449,286

			1,922,504

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	25	$26,237

Oil & Gas — 0.9%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	38	38,759
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.450%	04/01/20	760	759,900

			798,659

Oil & Gas Services — 0.3%
Schlumberger Norge A/S,
Gtd. Notes, 144A
4.200%	01/15/21	275	281,172

Packaging & Containers — 0.3%
Bemis Co., Inc.,
Gtd. Notes, 144A
6.800%	08/01/19	250	250,729

Pharmaceuticals — 2.2%
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20	315	315,923
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.173%(c)	03/09/21	620	622,734
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.875%	06/01/22	380	386,626
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	580	579,101

			1,904,384

Pipelines — 0.1%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	25	25,344
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	50	51,384

			76,728

Software — 0.7%
Microsoft Corp.,
Sr. Unsec’d. Notes
1.850%	02/06/20	590	588,735

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	25	25,755
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	208,690

			234,445

TOTAL CORPORATE BONDS (cost $13,813,791)			13,935,733

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 1.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	250	$259,332
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, 144A, EMTN
1.125%	08/03/19	200	199,784
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
1.500%	10/22/19	500	498,836
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	200	199,741
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	100	106,366

TOTAL SOVEREIGN BONDS (cost $1,251,842)			1,264,059

U.S. TREASURY OBLIGATIONS — 61.1%
U.S. Treasury Bonds
3.000%	02/15/49	105	115,320
3.625%	08/15/43	35	42,247
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	501	527,301
U.S. Treasury Notes
1.125%	02/28/21	965	954,106
1.375%	04/30/21	855	848,688
1.625%	04/30/23	4,500	4,482,246
1.750%	05/15/23	3,500	3,501,914
2.000%	05/31/24	470	475,526
2.125%	05/31/26	625	635,449
2.250%	11/15/25	6,290	6,441,599
2.250%	11/15/27	3,540	3,624,075
2.375%	08/15/24	270	277,910
2.500%	12/31/20	6,090	6,148,997
2.625%	11/15/20	6,900	6,970,887
2.625%	01/31/26	3,760	3,938,747
2.750%	04/30/23	660	684,750
3.000%	09/30/25	9,245	9,876,983
3.125%	11/15/28	2,955	3,241,150
U.S. Treasury Strips Coupon
2.764%(s)	02/15/25	35	31,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $51,276,517)			52,819,395

TOTAL LONG-TERM INVESTMENTS (cost $75,566,202)			77,340,772

		Shares

SHORT-TERM INVESTMENTS — 9.1%
AFFILIATED MUTUAL FUNDS — 9.1%
PGIM Core Short-Term Bond Fund(w)		766,466	7,074,482
PGIM Core Ultra Short Bond Fund(w)		766,157	766,157

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund(w)	65	$65

	TOTAL AFFILIATED MUTUAL FUNDS (cost $7,859,806)	7,840,704

	OPTIONS PURCHASED*~ — 0.0% (cost $40,002)	20,010

	TOTAL SHORT-TERM INVESTMENTS (cost $7,899,808)	7,860,714

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.5% (cost $83,466,010)	85,201,486

	OPTIONS WRITTEN*~ — (0.0)% (premiums received $15,054)	(3,988)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.5% (cost $83,450,956)	85,197,498
	OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 1.5%	1,293,620

	NET ASSETS — 100.0%	$86,491,118

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	35	70	$3,827
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	11	11	172
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	11	11	860
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.75	16	40	100
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.13	39	98	731
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.25	16	40	800
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75	16	40	100
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25	16	40	2,300
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	16	40	200
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	16	40	3,200

Total Exchange Traded (cost $39,120)						$12,290

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	135	$1,955
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	131	1,891
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	140	2,040
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	131	1,829

Total OTC Traded (cost $770)							$7,715

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $112)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66	%(S)	10	$5

Total Options Purchased (cost $40,002)									$20,010

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	22	22	$(344)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.88	39	98	(244)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.00	32	80	(200)
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00	32	80	(1,200)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	32	80	(2,000)

Total Options Written (premiums received $ 15,054)						$(3,988)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	5 Year U.S. Treasury Notes	Sep. 2019	$3,899,156	$46,348
25	10 Year U.S. Ultra Treasury Notes	Sep. 2019	3,453,125	109,691
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	887,813	41,875

				197,914

Short Positions:
113	2 Year U.S. Treasury Notes	Sep. 2019	24,315,305	(145,771)
116	10 Year U.S. Treasury Notes	Sep. 2019	14,844,375	(280,011)
27	20 Year U.S. Treasury Bonds	Sep. 2019	4,201,031	(162,993)

				(588,775)

				$(390,861)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,785	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	$169	$2,429	$2,260
56,370	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	331,917	(43,959)	(375,876)
1,010	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(13,291)	(13,291)
1,525	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	135	(14)	(149)
1,648	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	157	3,217	3,060
14,300	12/11/22	2.180%(S)	3 Month LIBOR(2)(Q)	(1,023)	211,259	212,282
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	(25,561)	(28,674)
1,588	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,135)	(36,159)	(34,024)
12,480	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(42,689)	(293,820)	(251,131)
2,165	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,145)	(52,699)	(49,554)
1,830	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(34,829)	(34,829)
1,485	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	4,963	(13,055)	(18,018)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
620	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	$—	$(15,456)	$(15,456)
5,920	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	20,952	(148,105)	(169,057)
615	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	(15,568)	(16,463)
740	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	(21,269)	(23,322)
460	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(21,781)	(21,781)
2,029	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,423)	(139,171)	(137,748)
840	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	156	(22,798)	(22,954)
396	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,862	(5,326)	(10,188)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(3,297)	(3,297)
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(4,163)	(3,982)
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(4,072)	(4,072)
2,639	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(30,268)	(206,685)	(176,417)
255	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(20,813)	(20,813)
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	23,553	28,453

				$283,608	$(901,433)	$(1,185,041)

(1)	The Portfolio pays the fixed rate and receives the floating rate. (2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$918,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$2,281,770	$—
Collateralized Loan Obligations	—	1,491,478	—
Student Loans	—	162,138	—
Commercial Mortgage-Backed Securities	—	5,386,199	—
Corporate Bonds	—	13,935,733	—
Sovereign Bonds	—	1,264,059	—
U.S. Treasury Obligations	—	52,819,395	—
Affiliated Mutual Funds	7,840,704	—	—
Options Purchased	12,290	7,720	—
Options Written	(3,988)	—	—
Other Financial Instruments*
Futures Contracts	(390,861)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,185,041)	—

Total	$7,458,145	$76,163,451	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	61.1%
Affiliated Mutual Funds	9.1
Commercial Mortgage-Backed Securities	6.2
Banks	4.9
Automobiles	2.6
Insurance	2.2
Pharmaceuticals	2.2
Collateralized Loan Obligations	1.7
Sovereign Bonds	1.5
Biotechnology	1.5
Oil & Gas	0.9
Auto Manufacturers	0.7
Software	0.7
Electric	0.7
Computers	0.6
Healthcare-Services	0.4

Oil & Gas Services	0.3%
Packaging & Containers	0.3
Telecommunications	0.3
Chemicals	0.2
Student Loans	0.2
Airlines	0.1
Pipelines	0.1
Machinery-Diversified	0.0	*
Options Purchased	0.0	*

	98.5
Options Written	(0.0	)*
Other assets in excess of liabilities	1.5

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$197,914	*	Due from/to broker — variation margin futures	$588,775	*
Interest rate contracts	Due from/to broker — variation margin swaps	246,055	*	Due from/to broker — variation margin swaps	1,431,096	*
Interest rate contracts	Unaffiliated investments	20,010		Options written outstanding, at value	3,988

		$463,979			$2,023,859

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$25
Interest rate contracts	(532)	3,063	(282,160)	(210,237)

Total	$(532)	$3,063	$(282,160)	$(210,212)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(24,405)	$11,066	$(317,649)	$(35,040)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$16,893	$145,333	$11,689,968	$42,223,268	$60,000	$200,000	$117,484,667

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$2,040	$—	$2,040	$—	$2,040
Barclays Bank PLC	5,675	—	5,675	—	5,675
Citibank, N.A.	5	—	5	—	5

	$7,720	$—	$7,720	$—	$7,720

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $75,606,204)	$77,360,782
Affiliated investments (cost $7,859,806)	7,840,704
Deposit with broker for centrally cleared/exchange-traded derivatives	918,000
Dividends and interest receivable	491,430
Receivable for Portfolio shares sold	69,160
Due from broker-variation margin futures	11,289
Prepaid expenses	123

Total Assets	86,691,488

LIABILITIES
Payable for Portfolio shares repurchased	71,443
Payable to custodian	26,657
Audit fee payable	25,291
Custodian and accounting fees payable	23,927
Payable for investments purchased	17,061
Management fee payable	14,286
Due to broker-variation margin swaps	7,422
Accrued expenses and other liabilities	6,364
Options written outstanding, at value (proceeds received $15,054)	3,988
Distribution fee payable	3,562
Affiliated transfer agent fee payable	369

Total Liabilities	200,370

NET ASSETS	$86,491,118

Net assets were comprised of:
Partners Equity	$86,491,118

Net asset value and redemption price per share, $86,491,118 / 12,301,040 outstanding shares of beneficial interest	$7.03

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$874,865
Affiliated dividend income	168,512
Affiliated income from securities lending, net	177

Total income	1,043,554

EXPENSES
Management fee	179,224
Distribution fee	94,902
Custodian and accounting fees	28,685
Audit fee	25,291
Legal fees and expenses	5,462
Trustees’ fees	5,045
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	3,121
Miscellaneous	6,457

Total expenses	351,663

NET INVESTMENT INCOME (LOSS)	691,891

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3)	204,809
Futures transactions	(282,160)
Options written transactions	3,063
Swap agreements transactions	(210,212)

(284,500)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,945)	1,823,999
Futures	(317,649)
Options written	11,066
Swap agreements	(35,040)

1,482,376

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,197,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,889,767

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$691,891	$832,911
Net realized gain (loss) on investment transactions	(284,500)	43,530
Net change in unrealized appreciation (depreciation) on investments	1,482,376	(788,115)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,889,767	88,326

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,095,676 and 2,815,234 shares, respectively]	49,097,945	19,144,255
Portfolio shares repurchased [2,506,032 and 3,599,862 shares, respectively]	(17,430,993)	(24,447,844)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	31,666,952	(5,303,589)

CAPITAL CONTRIBUTIONS	—	758

TOTAL INCREASE (DECREASE)	33,556,719	(5,214,505)
NET ASSETS:
Beginning of period	52,934,399	58,148,904

End of period	$86,491,118	$52,934,399

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 85.6%

ASSET-BACKED SECURITIES — 10.8%
Automobiles — 5.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	67	$66,665
Series 2014-02A, Class A, 144A
2.500%	02/20/21	900	899,600
Series 2015-01A, Class A, 144A
2.500%	07/20/21	400	400,360
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	100	99,713
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	30	29,696
Series 2018-02, Class B
3.220%	04/15/22	447	447,838
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	185	184,514
Series 2018-01, Class A2, 144A
2.870%	10/20/23	237	238,369
Ford Credit Auto Owner Trust,
Series 2014-02, Class A, 144A
2.310%	04/15/26	500	499,621
Series 2016-02, Class A, 144A
2.030%	12/15/27	200	199,417
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1
1.950%	11/15/21	500	499,150
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	24	24,224
Series 2017-02A, Class A, 144A
2.310%	12/14/21	265	264,676
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	137	137,301

			3,991,144

Collateralized Loan Obligations — 4.7%
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.417%(c)	01/15/27	250	248,780
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%
4.022%(c)	10/20/29	250	250,909
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	250	248,287
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%
3.451%(c)	01/16/26	232	231,841
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%
3.308%(c)	11/15/26	488	486,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.401%(c)	01/18/28	250	$248,693
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.811%(c)	01/16/31	250	247,972
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	250	249,088
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840%
3.432%(c)	04/20/28	750	745,613
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%
3.501%(c)	01/18/29	500	497,063

			3,454,760

Student Loans — 0.7%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	140	140,378
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	231	230,690
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	151	150,441

			521,509

TOTAL ASSET-BACKED SECURITIES (cost $7,976,236)			7,967,413

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.9%
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	1,000	1,050,110
Series 2014-UBS4, Class A2
2.963%	08/10/47	644	644,204
Series 2015-CR26, Class A3
3.359%	10/10/48	1,400	1,462,881
Series 2015-DC01, Class A2
2.870%	02/10/48	1,081	1,080,953
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	472	469,076
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	688	686,499
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	2,200	2,262,128
Series K055, Class A2
2.673%	03/25/26	200	204,706
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	2,200	2,319,080

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	1,140	$1,164,669
Series 2014-C21, Class A4
3.493%	08/15/47	296	310,735
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	5	4,910
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	2,200	2,314,477
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	59	58,174
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	692	689,047
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A1
1.775%	03/15/59	366	364,362
Series 2016-C37, Class A1
1.944%	12/15/49	437	434,926

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,285,785)			15,520,937

CORPORATE BONDS — 26.5%
Banks — 8.6%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	505	531,162
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	410	408,619
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	520	522,675
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.250%	02/18/20	500	499,841
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	340	367,467
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	340	346,999
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	505	529,803
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	315	322,776
4.350%	08/15/21	400	416,067
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	570	610,530
5.500%	01/26/20	825	839,175

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
PNC Bank NA,
Sr. Unsec’d. Notes
2.250%	07/02/19	575	$575,000
3.300%	10/30/24	375	391,084

			6,361,198

Biotechnology — 3.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	560	577,920
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	530	544,384
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	1,100	1,167,067

			2,289,371

Chemicals — 1.6%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	1,150	1,210,355

Computers — 1.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	750	774,664

Diversified Financial Services — 1.4%
American Express Credit Corp.,
Sr. Unsec’d. Notes, GMTN
2.250%	08/15/19	1,030	1,029,767

Electric — 0.6%
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21	400	414,085

Healthcare-Services — 1.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	06/01/21	400	410,651
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19	195	194,928
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	400	413,081

			1,018,660

Insurance — 1.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	850	900,699

Machinery-Diversified — 0.8%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	570	598,211

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	185	183,381

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 0.1%
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	76	$76,190

Pharmaceuticals — 1.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	08/12/19	505	504,810
3.375%	08/12/24	500	512,162

			1,016,972

Pipelines — 2.5%
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	220	219,932
3.900%	02/15/24	825	873,915
5.200%	09/01/20	285	294,165
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	475	488,152

			1,876,164

Software — 0.8%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24	600	618,140

Telecommunications — 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	585	602,673
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	208,690

			811,363

Transportation — 0.7%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	485	496,815

TOTAL CORPORATE BONDS (cost $19,282,103)			19,676,035

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.4%
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58	300	299,932

(cost $300,000)

SOVEREIGN BONDS — 3.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	405	420,119
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	199,824
2.125%	10/25/23	200	199,359

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, 144A, EMTN
1.125%	08/03/19		200	$199,784
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
1.500%	10/22/19		500	498,835
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		255	258,433
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19		400	399,482
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20		200	212,732
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		155	156,805
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		340	356,589

TOTAL SOVEREIGN BONDS (cost $2,853,969)				2,901,962

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Federal Home Loan Bank
2.625%	10/01/20		660	665,658
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	(k)	4,000	4,059,094
Federal National Mortgage Assoc.
6.625%	11/15/30		570	814,911

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,402,995)				5,539,663

U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Bonds
3.000%	02/15/49		120	131,794
3.625%	08/15/43		135	162,954
6.250%	08/15/23		205	241,532
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		455	479,365
U.S. Treasury Notes
1.125%	02/28/21		45	44,492
1.375%	04/30/21		925	918,171
1.625%	04/30/23		825	821,745
1.750%	06/15/22		390	390,548
1.875%	04/30/22		155	155,624
2.000%	05/31/24		355	359,174
2.125%	05/31/26		725	737,121
2.250%	11/15/25		760	778,317
2.250%	11/15/27		4,000	4,095,000
2.375%	03/15/22		495	503,817
2.375%	05/15/29		305	315,187
2.500%	12/31/20		10	10,097
2.750%	04/30/23		960	996,000

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Strips Coupon
2.649%(s)	08/15/23	465	$431,981

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,250,642)			11,572,919

TOTAL LONG-TERM INVESTMENTS (cost $62,351,730)			63,478,861

		Shares

SHORT-TERM INVESTMENTS — 13.3%
AFFILIATED MUTUAL FUNDS — 13.2%
PGIM Core Short-Term Bond Fund(w)		1,041,146	9,609,776
PGIM Core Ultra Short Bond Fund(w)		190,770	190,770
PGIM Institutional Money Market Fund(w)		888	888

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,841,925)			9,801,434

OPTIONS PURCHASED*~ — 0.1% (cost $37,267)			67,251

TOTAL SHORT-TERM INVESTMENTS (cost $9,879,192)			9,868,685

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.9% (cost $72,230,922)			73,347,546

OPTIONS WRITTEN*~ — (0.0)% (premiums received $13,356)			(3,513)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.9% (cost $72,217,566)			73,344,033
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 1.1%			822,401

NET ASSETS — 100.0%			$74,166,434

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	31	62	$3,391
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	10	10	156
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	10	10	781
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	14	35	88
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.13	36	90	675
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	14	35	700
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	14	35	88
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	14	35	2,013
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	14	35	175
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	14	35	2,800

Total Exchange Traded (cost $34,897)						$10,867

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$1,033
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	257	3,722
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	250	3,609
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	626	8,485
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,242	17,657
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,260	18,360
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	250	3,490

Total OTC Traded (cost $1,754)							$56,356

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/15/49 (cost $616)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66	%(S)	55	$28

Total Options Purchased (cost $37,267)									$67,251

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	20	20	$(313)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.88	36	90	(225)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	28	70	(175)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	28	70	(1,050)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	28	70	(1,750)

Total Options Written (premiums received $13,356)						$(3,513)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
31	5 Year U.S. Treasury Notes	Sep. 2019	$3,662,844	$43,249
158	10 Year U.S. Treasury Notes	Sep. 2019	20,219,062	322,368
25	10 Year U.S. Ultra Treasury Bonds	Sep. 2019	3,453,125	109,690
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	2,130,750	100,208

				575,515

Short Positions:
228	2 Year U.S. Treasury Notes	Sep. 2019	49,060,969	(345,700)
46	20 Year U.S. Treasury Bonds	Sep. 2019	7,157,313	(280,490)

				(626,190)

				$(50,675)

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,770	07/11/19	1.045	%(S)	3 Month LIBOR(1)(Q)	$170	$6,806	$6,636
13,485	01/08/21	1.683	%(S)	3 Month LIBOR(2)(Q)	223	(10,516)	(10,739)
1,845	03/23/21	2.370	%(A)	1 Day USOIS(1)(A)	—	(24,280)	(24,280)
45,000	05/09/21	2.230	%(S)	3 Month LIBOR(2)(Q)	420	311,317	310,897
2,570	05/31/21	1.849	%(S)	3 Month LIBOR(2)(Q)	147	(22)	(169)
2,707	05/31/21	1.948	%(S)	3 Month LIBOR(2)(Q)	161	5,283	5,122
715	05/31/21	1.953	%(S)	3 Month LIBOR(2)(Q)	1,762	1,462	(300)
12,000	10/13/21	2.340	%(S)	3 Month LIBOR(2)(Q)	—	146,268	146,268
4,120	10/14/21	2.405	%(S)	3 Month LIBOR(2)(Q)	—	56,841	56,841
35,000	03/12/22	2.019	%(S)	3 Month LIBOR(2)(Q)	360	419,965	419,605
7,800	04/08/22	1.780	%(S)	3 Month LIBOR(2)(Q)	197	(6,748)	(6,945)
2,960	07/11/23	1.400	%(S)	3 Month LIBOR(2)(Q)	171	(35,582)	(35,753)
2,675	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	6,623	(56,277)	(62,900)
4,156	02/15/24	2.151	%(S)	3 Month LIBOR(1)(Q)	(5,526)	(94,633)	(89,107)
6,315	02/15/24	2.167	%(S)	3 Month LIBOR(1)(Q)	(34,080)	(148,676)	(114,596)
5,655	02/15/24	2.183	%(S)	3 Month LIBOR(1)(Q)	(8,328)	(137,652)	(129,324)
1,940	03/29/24	1.949	%(A)	1 Day USOIS(1)(A)	—	(36,923)	(36,923)
1,980	05/15/24	1.956	%(S)	3 Month LIBOR(1)(Q)	5,059	(17,406)	(22,465)
870	08/15/24	2.168	%(S)	3 Month LIBOR(1)(Q)	—	(21,689)	(21,689)
10,340	08/15/24	2.170	%(S)	3 Month LIBOR(1)(Q)	39,509	(258,684)	(298,193)
865	08/15/24	2.176	%(S)	3 Month LIBOR(1)(Q)	1,352	(21,896)	(23,248)
985	11/15/24	2.334	%(S)	3 Month LIBOR(1)(Q)	3,685	(28,312)	(31,997)
805	02/12/25	2.408	%(A)	1 Day USOIS(1)(A)	—	(38,117)	(38,117)
7,966	05/31/25	2.998	%(S)	3 Month LIBOR(1)(Q)	(5,391)	(546,395)	(541,004)
3,062	07/31/25	3.109	%(S)	3 Month LIBOR(1)(Q)	125	(259,520)	(259,645)
1,450	11/12/25	2.263	%(S)	3 Month LIBOR(1)(Q)	160	(39,353)	(39,513)
6,900	06/15/26	1.504	%(S)	3 Month LIBOR(1)(Q)	206	150,105	149,899
670	10/06/26	2.312	%(S)	3 Month LIBOR(2)(Q)	(1,634)	21,190	22,824
657	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	9,056	(8,835)	(17,891)
130	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	(3,146)	(3,146)
395	02/15/27	2.067	%(A)	1 Day USOIS(1)(A)	(181)	(12,650)	(12,469)
260	05/15/27	2.295	%(S)	3 Month LIBOR(1)(Q)	—	(8,145)	(8,145)
2,765	08/15/28	2.579	%(A)	1 Day USOIS(1)(A)	(31,786)	(216,520)	(184,734)
255	08/15/28	2.835	%(S)	3 Month LIBOR(1)(Q)	—	(20,813)	(20,813)
805	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(4,180)	28,512	32,692

					$(21,720)	$(905,041)	$(883,321)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$410,000	$2,374,570

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,991,144	$—
Collateralized Loan Obligations	—	3,454,760	—
Student Loans	—	521,509	—
Commercial Mortgage-Backed Securities	—	15,520,937	—
Corporate Bonds	—	19,676,035	—
Residential Mortgage-Backed Security	—	299,932	—
Sovereign Bonds	—	2,901,962	—
U.S. Government Agency Obligations	—	5,539,663	—
U.S. Treasury Obligations	—	11,572,919	—
Affiliated Mutual Funds	9,801,434	—	—
Options Purchased	10,867	56,384	—
Options Written	(3,513)	—	—
Other Financial Instruments*
Futures Contracts	(50,675)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(883,321)	—

Total	$9,758,113	$62,651,924	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	15.6
Affiliated Mutual Funds	13.2
Banks	8.6
U.S. Government Agency Obligations	7.5
Automobiles	5.4
Collateralized Loan Obligations	4.7
Sovereign Bonds	3.9
Biotechnology	3.1
Pipelines	2.5
Chemicals	1.6
Diversified Financial Services	1.4
Healthcare-Services	1.4
Pharmaceuticals	1.4
Insurance	1.2
Telecommunications	1.1

Computers	1.0%
Software	0.8
Machinery-Diversified	0.8
Student Loans	0.7
Transportation	0.7
Electric	0.6
Residential Mortgage-Backed Security	0.4
Multi-National	0.2
Oil & Gas	0.1
Options Purchased	0.1

98.9
Options Written	(0.0)*
Other assets in excess of liabilities	1.1

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$575,515	*	Due from/to broker-variation margin futures	$626,190	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,150,784	*	Due from/to broker-variation margin swaps	2,034,105	*
Interest rate contracts	Unaffiliated investments	67,251		Options written outstanding, at value	3,513

		$1,793,550			$2,663,808

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$23
Interest rate contracts	146	3,279	329,138	(178,667)

Total	$146	$3,279	$329,138	$(178,644)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(5,942)	$9,843	$40,336	$(76,716)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts—Long Positions(2)	Futures Contracts—Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$16,948	$134,667	$30,461,297	$59,030,084	$53,333	$360,000	$205,814,000

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$44,502	$—	$44,502	$—	$44,502
Barclays Bank PLC	11,854	—	11,854	—	11,854
Citibank, N.A.	28	—	28	—	28

	$56,384	$—	$56,384	$—	$56,384

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $62,388,997)	$63,546,112
Affiliated investments (cost $9,841,925)	9,801,434
Dividends and interest receivable	412,427
Deposit with broker for centrally cleared/exchange-traded derivatives	410,000
Receivable for investments sold	242,467
Due from broker-variation margin futures	18,407
Prepaid expenses and other assets	174

Total Assets	74,431,021

LIABILITIES
Payable for Portfolio shares repurchased	168,869
Audit fees payable	25,291
Custodian and accounting fees payable	24,560
Payable to custodian	14,026
Management fee payable	12,054
Due to broker-variation margin swaps	7,255
Accrued expenses and other liabilities	5,761
Options written outstanding, at value (proceeds received $13,356)	3,513
Distribution fee payable	2,889
Affiliated transfer agent fee payable	369

Total Liabilities	264,587

NET ASSETS	$74,166,434

Net assets were comprised of:
Partners Equity	$74,166,434

Net asset value and redemption price per share, $74,166,434 / 4,830,977 outstanding shares of beneficial interest	$15.35

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $425 foreign withholding tax)	$1,059,687
Affiliated dividend income	164,305
Income from securities lending, net (including affiliated income of $680)	713

Total income	1,224,705

EXPENSES
Management fee	198,656
Distribution fee	105,199
Custodian and accounting fees	29,245
Audit fee	25,291
Legal fees and expenses	5,557
Trustees’ fees	5,336
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	3,182
Miscellaneous	7,737

Total expenses	383,679

NET INVESTMENT INCOME (LOSS)	841,026

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $86)	577,535
Futures transactions	329,138
Options written transactions	3,279
Swap agreements transactions	(178,644)

731,308

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $20,516)	1,529,358
Futures	40,336
Options written	9,843
Swap agreements	(76,716)

1,502,821

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,234,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,075,155

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$841,026	$1,800,117
Net realized gain (loss) on investment transactions	731,308	466,497
Net change in unrealized appreciation (depreciation) on investments	1,502,821	(2,371,533)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,075,155	(104,919)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,729 and 2,085,556 shares, respectively]	117,344	30,464,583
Portfolio shares repurchased [1,667,936 and 3,168,794 shares, respectively]	(25,085,777)	(46,323,874)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(24,968,433)	(15,859,291)

CAPITAL CONTRIBUTIONS	—	871

TOTAL INCREASE (DECREASE)	(21,893,278)	(15,963,339)
NET ASSETS:
Beginning of period	96,059,712	112,023,051

End of period	$74,166,434	$96,059,712

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.4%

ASSET-BACKED SECURITIES — 19.2%
Automobiles — 7.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	50	$49,999
Series 2014-02A, Class A, 144A
2.500%	02/20/21	400	399,822
Series 2016-01A, Class A, 144A
2.990%	06/20/22	600	606,377
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	100	99,713
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	204,135
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	30	29,696
Series 2018-02, Class B
3.220%	04/15/22	358	358,270
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	154	153,762
Series 2018-01, Class A2, 144A
2.870%	10/20/23	158	158,913
Ford Credit Auto Owner Trust,
Series 2015-01, Class A, 144A
2.120%	07/15/26	1,250	1,247,866
Ford Credit Floorplan Master Owner Trust A,
Series 2019-01, Class A
2.840%	03/15/24	300	305,702
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	21	20,590
Series 2017-02A, Class A, 144A
2.310%	12/14/21	221	220,563
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	91	91,534

			3,946,942

Collateralized Loan Obligations — 9.5%
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%
4.022%(c)	10/20/29	250	250,909
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	250	248,287
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.732%(c)	10/19/28	500	499,482
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240%
3.837%(c)	10/15/28	400	399,379
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	250	249,088

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	10/13/31	500	$494,230
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/20/31	500	498,759
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.732%(c)	01/20/31	500	496,543
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840%
3.432%(c)	04/20/28	500	497,075
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	10/18/31	250	248,276
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%
3.501%(c)	01/18/29	500	497,063
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.732%(c)	10/20/28	750	749,885

			5,128,976

Consumer Loans — 0.8%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	160	161,337
Series 2019-02, Class A, 144A
3.010%	04/25/28	280	282,415

			443,752

Credit Cards — 0.6%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	300	301,023

Student Loans — 1.0%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	187	187,171
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	66	66,255
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	193	192,242
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	100	100,294

			545,962

TOTAL ASSET-BACKED SECURITIES (cost $10,358,614)			10,366,655

COMMERCIAL MORTGAGE-BACKED SECURITIES — 23.2%
BANK,
Series 2017-BNK05, Class A1
1.909%	06/15/60	579	575,599

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	$947,702
Commercial Mortgage Trust,
Series 2014-UBS4, Class A2
2.963%	08/10/47	192	191,520
Series 2015-CR26, Class A3
3.359%	10/10/48	900	940,423
Series 2016-CR28, Class A1
1.770%	02/10/49	293	292,009
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A1
1.493%	01/15/49	159	157,845
Series 2016-C06, Class A2
2.662%	01/15/49	1,800	1,803,992
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	1,000	1,028,240
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,200	1,264,953
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	1,280	1,307,048
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	8	8,102
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47	127	129,478
Series 2015-C24, Class A3
3.479%	05/15/48	1,200	1,262,442
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	616,914
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	488	485,960
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A1
1.577%	01/15/59	472	468,949
Series 2016-C35, Class A1
1.392%	07/15/48	268	265,827
Series 2016-C37, Class A1
1.944%	12/15/49	323	322,065
Series 2017-C41, Class A2
2.590%	11/15/50	460	464,519

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,316,296)			12,533,587

CORPORATE BONDS — 31.2%
Airlines — 0.3%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	160	160,194

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 1.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22		640	$643,445

Banks — 9.0%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.500%	04/15/21		285	286,566
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	(a)	310	314,060
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		250	249,158
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21		340	341,749
2.750%	04/25/22		370	373,392
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.250%	02/18/20		500	499,841
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22		535	578,219
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21		125	125,436
3.200%	01/25/23		380	389,938
4.350%	08/15/21		200	208,034
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21		675	708,972
PNC Bank NA,
Sr. Unsec’d. Notes
2.450%	11/05/20		770	771,740

				4,847,105

Biotechnology — 2.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.850%	08/19/21		145	143,658
2.650%	05/11/22		125	125,951
3.875%	11/15/21		95	98,040
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22		355	366,424
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		380	390,313
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21		385	402,760

				1,527,146

Chemicals — 1.8%
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20		282	291,165

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	500	$526,241
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	150	152,504

			969,910

Computers — 2.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/22	1,110	1,123,338

Electric — 2.2%
Alabama Power Co.,
Sr. Unsec’d. Notes
2.450%	03/30/22	360	361,572
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	410	413,047
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21	125	129,401
Southern Power Co.,
Sr. Unsec’d. Notes, Series D
1.950%	12/15/19	305	304,083

			1,208,103

Electronics — 0.2%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	115	114,772

Healthcare-Products — 0.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	460	467,622

Healthcare-Services — 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	575	578,263
4.125%	06/01/21	125	128,328
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	125	129,088

			835,679

Insurance — 1.6%
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	400	408,746
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	175	177,113
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22	245	259,140

			844,999

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.3%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	140	$146,929

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	110	109,038

Oil & Gas — 2.1%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	75	74,062
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	202	204,999
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	600	611,334
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	250	257,985

			1,148,380

Pharmaceuticals — 0.9%
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	465	469,546

Pipelines — 1.1%
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	600	616,614

Software — 1.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	02/06/22	880	889,240

Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	305	314,214
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	208,690

			522,904

Transportation — 0.4%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	210,016

TOTAL CORPORATE BONDS (cost $16,605,305)			16,854,980

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58	300	299,932

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		148	$153,418

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $450,004)				453,350

SOVEREIGN BONDS — 2.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		315	326,759
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		200	199,824
2.125%	10/25/23		200	199,359
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, 144A, EMTN
1.125%	08/03/19		200	199,784
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		215	217,894
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20		150	159,549
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		125	126,455

TOTAL SOVEREIGN BONDS (cost $1,407,637)				1,429,624

U.S. GOVERNMENT AGENCY OBLIGATION — 1.5%
Federal Home Loan Bank
2.625%	10/01/20		785	791,730

(cost $783,665)

U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Bonds
3.000%	02/15/49		90	98,845
3.625%	08/15/43		120	144,848
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		334	351,534
U.S. Treasury Notes
1.375%	04/30/21		515	511,198
1.625%	04/30/23		1,465	1,459,220
2.000%	05/31/24		315	318,704
2.125%	05/31/26		535	543,944
2.250%	11/15/25		1,010	1,034,343
2.375%	08/15/24		60	61,758
2.375%	05/15/29		220	227,348
2.500%	12/31/20		1,200	1,211,625
2.750%	04/30/23		830	861,125
3.000%	09/30/25	(k)	1,015	1,084,385
3.125%	11/15/28		1,200	1,316,203
U.S. Treasury Strips Coupon
2.499%(s)	02/15/22	(k)	830	792,238

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.649%(s)	08/15/23	165	$153,284

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,815,675)			10,170,602

TOTAL LONG-TERM INVESTMENTS (cost $51,737,196)			52,600,528

		Shares

SHORT-TERM INVESTMENTS — 0.8%
AFFILIATED MUTUAL FUNDS — 0.7%
PGIM Core Ultra Short Bond Fund(w)		110,557	110,557
PGIM Institutional Money Market Fund (cost $310,351; includes $309,537 of cash collateral for securities on loan)(b)(w)		310,288	310,381

TOTAL AFFILIATED MUTUAL FUNDS (cost $420,907)			420,938

OPTIONS PURCHASED*~ — 0.1% (cost $26,632)			48,182

TOTAL SHORT-TERM INVESTMENTS (cost $447,539)			469,120

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.2% (cost $52,184,735)			53,069,648

OPTIONS WRITTEN*~ — (0.0)% (premiums received $9,507)			(2,507)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.2% (cost $52,175,228)			53,067,141
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 1.8%			948,143

NET ASSETS — 100.0%			$54,015,284

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $302,996; cash collateral of $309,537 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	23	46	$2,516
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	7	7	109
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	7	7	547
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	10	25	62
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.13	26	65	487
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	10	25	500
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	10	25	63
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	10	25	1,438
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	10	25	125
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	10	25	2,000

Total Exchange Traded (cost $25,115)						$7,847

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	187	$2,708
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	182	2,627
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	456	6,181
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	904	12,852
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	920	13,406
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	182	2,541

Total OTC Traded (cost $1,069)							$40,315

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 8/19/49 (cost $448)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66	%(S)	40	$20

Total Options Purchased (cost $26,632)									$48,182

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	14	14	$(219)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.88	26	65	(163)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	20	50	(125)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	20	50	(750)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	20	50	(1,250)

Total Options Written (premiums received $9,507)						$(2,507)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
135	10 Year U.S. Treasury Notes	Sep. 2019	$17,275,781	$317,039
48	10 Year U.S. Ultra Treasury Notes	Sep. 2019	6,630,000	211,782
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,598,063	14,986

				543,807

Short Positions:
110	2 Year U.S. Treasury Notes	Sep. 2019	23,669,766	(163,509)
230	5 Year U.S. Treasury Notes	Sep. 2019	27,175,937	(355,503)
24	20 Year U.S. Treasury Bonds	Sep. 2019	3,734,250	(146,184)

				(665,196)

				$(121,389)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,010	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	$166	$5,721	$5,555
2,950	10/02/19	1.188%(S)	3 Month LIBOR(1)(Q)	(13,338)	19,748	33,086
3,200	10/11/19	1.220%(S)	3 Month LIBOR(1)(Q)	(17,837)	20,497	38,334
30,000	09/03/20	1.600%(S)	3 Month LIBOR(1)(Q)	272	35,879	35,607
1,340	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(17,634)	(17,634)
15,000	05/21/22	1.893%(S)	3 Month LIBOR(2)(Q)	537,232	51,894	(485,338)
17,400	05/26/22	1.997%(S)	3 Month LIBOR(2)(Q)	205	115,221	115,016
1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(24,141)	(24,141)
6,100	06/07/22	1.771%(S)	3 Month LIBOR(2)(Q)	174,181	1,895	(172,286)
51,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	355	503,653	503,298
1,400	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(26,645)	(26,645)
370	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,126	(10,635)	(13,761)
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(27,226)	(27,226)
240	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(17,953)	(17,953)
6,072	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,152)	(416,484)	(412,332)
2,592	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	125	(219,685)	(219,810)
526	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	7,440	(7,074)	(14,514)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(3,146)	(3,146)
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(4,163)	(3,982)
10,260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	7,162	(321,413)	(328,575)
5,027	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(57,493)	(393,621)	(336,128)
509	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(41,545)	(41,545)
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	23,553	28,453

				$632,363	$(753,304)	$(1,385,667)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
2,500	12/31/22	3.843%(T)	3 Month LIBOR(2)(T)	$1,041,103	$—	$1,041,103	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$1,041,103	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,204,353

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,946,942	$—
Collateralized Loan Obligations	—	5,128,976	—
Consumer Loans	—	443,752	—
Credit Cards	—	301,023	—
Student Loans	—	545,962	—
Commercial Mortgage-Backed Securities	—	12,533,587	—
Corporate Bonds	—	16,854,980	—
Residential Mortgage-Backed Securities	—	453,350	—
Sovereign Bonds	—	1,429,624	—
U.S. Government Agency Obligation	—	791,730	—
U.S. Treasury Obligations	—	10,170,602	—
Affiliated Mutual Funds	420,938	—	—
Options Purchased	7,847	40,335	—
Options Written	(2,507)	—	—
Other Financial Instruments*
Futures Contracts	(121,389)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,385,667)	—
OTC Interest Rate Swap Agreement	—	1,041,103	—

Total	$304,889	$52,296,299	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	23.2%
U.S. Treasury Obligations	18.8
Collateralized Loan Obligations	9.5
Banks	9.0
Automobiles	7.3
Biotechnology	2.8

Sovereign Bonds	2.7%
Electric	2.2
Oil & Gas	2.1
Computers	2.1
Chemicals	1.8
Software	1.6

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Insurance	1.6%
Healthcare-Services	1.5
U.S. Government Agency Obligation	1.5
Auto Manufacturers	1.2
Pipelines	1.1
Student Loans	1.0
Telecommunications	1.0
Pharmaceuticals	0.9
Healthcare-Products	0.9
Residential Mortgage-Backed Securities	0.8
Consumer Loans	0.8
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	0.7

Credit Cards	0.6%
Transportation	0.4
Airlines	0.3
Machinery-Diversified	0.3
Electronics	0.2
Multi-National	0.2
Options Purchased	0.1

98.2
Options Written	(0.0)*
Other assets in excess of liabilities	1.8

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$543,807	*	Due from/to broker-variation margin futures	$665,196	*
Interest rate contracts	Due from/to broker-variation margin swaps	759,349	*	Due from/to broker-variation margin swaps	2,145,016	*
Interest rate contracts	Unaffiliated investments	48,182		Options written outstanding, at value	2,507
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,041,103		—	—

		$2,392,441			$2,812,719

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$17
Interest rate contracts	239	2,337	(209,722)	(399,659)

Total	$239	$2,337	$(209,722)	$(399,642)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(4,394)	$7,000	$203,922	$996,455

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$11,987	$96,333	$19,018,276	$38,857,089	$40,000	$120,000	$170,203,667

(1) Cost.

(2) Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$302,996	$(302,996)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$32,439	$—	$32,439	$—	$32,439
Barclays Bank PLC	7,876	—	7,876	—	7,876
Citibank, N.A.	20	—	20	—	20
JPMorgan Chase Bank, N.A.	1,041,103	—	1,041,103	(1,041,103)	—

	$1,081,438	$—	$1,081,438	$(1,041,103)	$40,335

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2022 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $302,996:
Unaffiliated investments (cost $51,763,828)	$52,648,710
Affiliated investments (cost $420,907)	420,938
Cash	959
Unrealized appreciation on OTC swap agreements	1,041,103
Dividends and interest receivable	310,727
Due from broker-variation margin futures	11,475
Prepaid expenses	242

Total Assets	54,434,154

LIABILITIES
Payable to broker for collateral for securities on loan	309,537
Audit fee payable	25,291
Custodian and accounting fees payable	24,303
Due to broker-variation margin swaps	21,028
Payable for Portfolio shares repurchased	19,368
Management fee payable	7,817
Accrued expenses and other liabilities	6,561
Options written outstanding, at value (proceeds received $9,507)	2,507
Distribution fee payable	2,089
Affiliated transfer agent fee payable	369

Total Liabilities	418,870

NET ASSETS	$54,015,284

Net assets were comprised of:
Partners Equity	$54,015,284

Net asset value and redemption price per share, $54,015,284 / 3,800,927 outstanding shares of beneficial interest	$14.21

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $425 foreign withholding tax)	$815,957
Affiliated dividend income	10,057
Income from securities lending, net (including affiliated income of $451)	482

Total income	826,496

EXPENSES
Management fee	142,613
Distribution fee	75,520
Custodian and accounting fees	29,304
Audit fee	25,291
Legal fees and expenses	5,536
Trustees’ fees	5,256
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	3,262
Miscellaneous	7,333

Total expenses	297,591
Less: Fee waiver and/or expense reimbursement	(15,892)

Net expenses	281,699

NET INVESTMENT INCOME (LOSS)	544,797

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $39)	242,471
Futures transactions	(209,722)
Options written transactions	2,337
Swap agreements transactions	(399,642)

(364,556)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $31)	1,347,093
Futures	203,922
Options written	7,000
Swap agreements	996,455

2,554,470

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,189,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,734,711

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$544,797	$1,239,580
Net realized gain (loss) on investment transactions	(364,556)	354,999
Net change in unrealized appreciation (depreciation) on investments	2,554,470	(1,999,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,734,711	(405,412)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [17,550 and 1,216,369 shares, respectively]	241,289	16,201,930
Portfolio shares repurchased [1,225,271 and 2,655,688 shares, respectively]	(16,970,468)	(35,470,429)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(16,729,179)	(19,268,499)

CAPITAL CONTRIBUTIONS	—	429

TOTAL INCREASE (DECREASE)	(13,994,468)	(19,673,482)
NET ASSETS:
Beginning of period	68,009,752	87,683,234

End of period	$54,015,284	$68,009,752

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.4%

ASSET-BACKED SECURITIES — 21.8%
Automobiles — 7.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	33	$33,333
Series 2014-02A, Class A, 144A
2.500%	02/20/21	500	499,778
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	100	99,713
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	100	102,067
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	100	99,855
Series 2018-04, Class B
3.670%	05/15/24	100	104,226
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340%
2.734%(c)	08/15/29	54	54,109
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	64	64,067
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	30	29,696
Series 2018-02, Class B
3.220%	04/15/22	179	179,135
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	62	61,505
Series 2017-03, Class A2, 144A
2.130%	05/22/23	60	60,137
Series 2018-01, Class A2, 144A
2.870%	10/20/23	79	79,456
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	200,445
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1
1.950%	11/15/21	200	199,660
Series 2016-05, Class A2, 1 Month LIBOR + 0.460%
2.854%(c)	11/15/21	200	200,151
Series 2017-02, Class A2, 1 Month LIBOR + 0.350%
2.744%(c)	09/15/22	100	100,070
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	7	7,267
Series 2017-02A, Class A, 144A
2.310%	12/14/21	88	88,225
Series 2018-01A, Class A, 144A
3.430%	12/16/24	200	202,815
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	39	38,523

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	46	$45,767

			2,550,000

Collateralized Loan Obligations — 9.3%
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.417%(c)	01/15/27	250	248,780
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%
3.628%(c)	07/17/28	250	249,277
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.408%(c)	01/17/28	250	248,250
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050%
3.631%(c)	04/24/30	250	248,280
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	250	248,287
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.401%(c)	01/18/28	250	248,693
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240%
3.837%(c)	10/15/28	250	249,612
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.742%(c)	07/20/31	250	247,913
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	250	249,088
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	10/13/31	250	247,115
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.392%(c)	07/20/27	250	249,061
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	10/18/31	250	248,276
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%
3.501%(c)	01/18/29	250	248,531

			3,231,163

Consumer Loans — 1.0%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	160	161,337
Series 2019-02, Class A, 144A
3.010%	04/25/28	187	188,277

			349,614

Credit Cards — 2.7%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	200	200,682

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
Series 2017-A1, Class A, 1 Month LIBOR + 0.300%
2.694%(c)	01/15/22	300	$300,344
Citibank Credit Card Issuance Trust,
Series 2014-A1, Class A1
2.880%	01/23/23	432	437,208

			938,234

Equipment — 0.6%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	100,265
Series 2017-B, Class A4, 144A
2.410%	11/15/24	100	100,711

			200,976

Student Loans — 0.9%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	93	93,585
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	66	66,255
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	100	101,065
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	50	50,147

			311,052

TOTAL ASSET-BACKED SECURITIES (cost $7,583,609)			7,581,039

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.4%
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	159	157,978
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	60	62,778
Series 2015-GC35, Class A1
1.847%	11/10/48	52	52,389
Series 2015-P01, Class A4
3.462%	09/15/48	300	315,901
Series 2015-P1, Class A1
1.648%	09/15/48	81	80,295
Series 2016-GC37, Class A1
1.635%	04/10/49	85	84,149
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	215	219,379
Series 2013-LC6, Class A3
2.666%	01/10/46	91	92,111
Series 2014-LC15, Class A4
4.006%	04/10/47	220	234,817
Series 2014-UBS02, Class A2
2.820%	03/10/47	51	50,657
Series 2015-CR27, Class A1
1.577%	10/10/48	161	159,903

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-CR28, Class A1
1.770%	02/10/49	12	$12,339
Series 2017-COR2, Class A1
2.111%	09/10/50	114	114,306
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A1
1.493%	01/15/49	84	83,991
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	169	167,308
Series 2016-C03, Class A2
1.886%	08/10/49	100	99,024
Series 2017-C06, Class A1
1.907%	06/10/50	160	158,821
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class A2
3.531%	06/25/20	50	50,395
Series K054, Class A2
2.745%	01/25/26	380	390,731
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	300	316,238
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	126	125,802
Series 2015-C28, Class A3
2.912%	10/15/48	240	245,072
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	164	162,800
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	220	224,154
Series 2016-JP02, Class A1
1.324%	08/15/49	32	31,384
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AMFL, 144A
6.114%	07/15/40	1	980
LCCM,
Series 2017-LC26, Class A1, 144A
1.976%	07/12/50	293	291,545
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47	72	73,371
Series 2014-C17, Class A2
3.119%	08/15/47	15	15,533
Series 2015-C24, Class A3
3.479%	05/15/48	400	420,814
Series 2016-C32, Class A1
1.968%	12/15/49	46	45,380
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	149	148,509
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	342	340,897

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C08, Class ASB
3.903%	02/15/51		340	$365,110
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63		85	85,442
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS03, Class A1
1.504%	09/15/57		42	41,519
Series 2016-C33, Class A1
1.775%	03/15/59		61	60,525
Series 2016-C35, Class A1
1.392%	07/15/48		144	142,966
Series 2016-C37, Class A1
1.944%	12/15/49		359	357,850
Series 2016-LC24, Class A1
1.441%	10/15/49		37	37,056
Series 2017-C41, Class A2
2.590%	11/15/50		180	181,768
Series 2017-RB01, Class A1
2.056%	03/15/50		67	66,447

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,254,785)				6,368,434

CORPORATE BONDS — 17.3%
Airlines — 0.2%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		55	55,067

Auto Manufacturers — 1.5%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22		220	221,184
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.125%	01/15/20		305	313,635

				534,819

Banks — 5.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		300	309,233
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	(a)	210	212,750
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25		95	99,140
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		415	423,542
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22		50	52,687
Sub. Notes
3.375%	05/01/23		260	267,323

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	325	$341,357
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	254,997

			1,961,029

Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	50	51,581
Celgene Corp.,
Sr. Unsec’d. Notes
4.000%	08/15/23	205	216,640

			268,221

Chemicals — 1.1%
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	83	85,697
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	275	289,433
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,250

			390,380

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	98,124

Electric — 1.3%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	140	141,040
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	285	296,256

			437,296

Healthcare-Products — 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	155	157,568

Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	311,759

Insurance — 1.9%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	66,601
4.569%	02/01/29	222	244,013
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	125	127,733

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	$151,503
3.300%	09/15/22	20	20,424
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	55,664

			665,938

Machinery-Diversified — 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	50,860

Miscellaneous Manufacturing — 0.2%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	84	84,743

Oil & Gas — 0.7%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	50	49,375
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	200	203,778

			253,153

Pharmaceuticals — 0.4%
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	145	150,964

Pipelines — 1.5%
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	308,514
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	215	220,953

			529,467

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	50,876

TOTAL CORPORATE BONDS (cost $5,825,978)			6,000,264

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60	162	162,289
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	99	102,279

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $262,226)			264,568

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS — 1.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		200	$207,466
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20		200	200,160
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20		100	106,366
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		50	50,582

TOTAL SOVEREIGN BONDS (cost $553,796)				564,574

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal National Mortgage Assoc.
2.375%	01/19/23		70	71,376

(cost $69,641)
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (cost $69,641)				71,376

U.S. TREASURY OBLIGATIONS — 36.3%
U.S. Treasury Bonds
3.000%	02/15/49		45	49,423
3.625%	08/15/43		150	181,061
5.250%	11/15/28		10	12,789
6.250%	08/15/23		80	94,256
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		213	223,703
U.S. Treasury Notes
1.375%	04/30/21		665	660,090
1.375%	06/30/23		850	838,213
1.625%	04/30/23		850	846,646
1.750%	06/15/22		5	5,007
1.875%	04/30/22		96	96,386
2.000%	11/30/20		1,045	1,047,163
2.000%	05/31/24		195	197,293
2.125%	05/31/21		60	60,408
2.125%	08/15/21		170	171,295
2.125%	09/30/21	(k)	3,035	3,060,608
2.125%	06/30/22		940	951,089
2.125%	05/15/25		25	25,422
2.125%	05/31/26		5	5,084
2.250%	11/15/25		900	921,691
2.375%	08/15/24		595	612,432
2.375%	05/15/29		120	124,008
2.500%	12/31/20		745	752,217
2.625%	11/15/20		200	202,055
2.750%	04/30/23		450	466,875
3.125%	11/15/28		815	893,921
U.S. Treasury Strips Coupon
2.629%(s)	08/15/23		130	120,769

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,408,623)				12,619,904

TOTAL LONG-TERM INVESTMENTS (cost $32,958,658)				33,470,159

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 1.1%
AFFILIATED MUTUAL FUNDS — 1.0%
PGIM Core Ultra Short Bond Fund(w)	159,198	$159,198
PGIM Institutional Money Market Fund (cost $209,899; includes $209,447 of cash collateral for securities on loan)(b)(w)	209,857	209,920

TOTAL AFFILIATED MUTUAL FUNDS (cost $369,097)		369,118

OPTIONS PURCHASED*~ — 0.1% (cost $16,444)		26,012

TOTAL SHORT-TERM INVESTMENTS (cost $385,541)		395,130

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.5% (cost $33,344,199)		33,865,289

OPTIONS WRITTEN*~ — (0.0)% (premiums received $5,966)		(1,531)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.5% (cost $33,338,233)		33,863,758

OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 2.5%		878,810

NET ASSETS — 100.0%		$34,742,568

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,089; cash collateral of $209,447 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	14	28	$1,531
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	5	5	78
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	5	5	391
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	6	15	38
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.13	16	40	300
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	6	15	300
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	6	15	38
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	6	15	863
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	6	15	75
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	6	15	1,200

Total Exchange Traded (cost $15,656)						$4,814

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	99	$1,434
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	96	1,386
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	240	3,253
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	477	6,781
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	480	6,994
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	96	1,340

Total OTC Traded (cost $564)							$21,188

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $224)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%	(S)	20	$10

Total Options Purchased (cost $16,444)									$26,012

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	10	10	$(156)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.88	16	40	(100)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	12	30	(75)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	12	30	(450)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	12	30	(750)

Total Options Written (premiums received $5,966)						$(1,531)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	10 Year U.S. Treasury Notes	Sep. 2019	$3,583,125	$53,357
9	10 Year U.S. Ultra Treasury Notes	Sep. 2019	1,243,125	39,581
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	532,688	23,347

				116,285

Short Positions:
24	2 Year U.S. Treasury Notes	Sep. 2019	5,164,312	(34,664)
60	5 Year U.S. Treasury Notes	Sep. 2019	7,089,375	(88,534)
16	20 Year U.S. Treasury Bonds	Sep. 2019	2,489,500	(97,086)

				(220,284)

				$(103,999)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
675	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(8,883)	$(8,883)
434	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	—	4,330	4,330
645	05/31/22	2.217%(S)	3 Month LIBOR(1)(Q)	153	(8,430)	(8,583)
230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(5,391)	(5,391)
3,100	10/09/22	1.728%(S)	3 Month LIBOR(1)(Q)	167	6,621	6,454
1,015	12/21/22	1.949%(S)	3 Month LIBOR(1)(Q)	95	(7,365)	(7,460)
10,600	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	—	734,873	734,873
10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(93,776)	(413,466)	(319,690)
470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,112	(9,888)	(11,000)
810	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(15,416)	(15,416)
230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(10,890)	(10,890)
235	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	—	(19,917)	(19,917)
210	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	152	(5,699)	(5,851)
122	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(1,094)	(5,415)	(4,321)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
125	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(492)	(624)	(132)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	(1,762)	(3,377)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(3,146)	(3,146)
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(4,072)	(4,072)
1,005	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(11,335)	(78,715)	(67,380)
127	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(10,366)	(10,366)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	14,344	17,207

				$(106,266)	$150,723	$256,989

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
3,750	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	$423,683	$—	$423,683	JPMorgan Chase Bank, N.A.
2,000	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	151,912	—	151,912	JPMorgan Chase Bank, N.A.

				$575,595	$—	$575,595

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$575,595	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$368,000	$584,894

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$2,550,000	$—
Collateralized Loan Obligations	—	3,231,163	—
Consumer Loans	—	349,614	—
Credit Cards	—	938,234	—
Equipment	—	200,976	—
Student Loans	—	311,052	—
Commercial Mortgage-Backed Securities	—	6,368,434	—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds	$—	$6,000,264	$—
Residential Mortgage-Backed Securities	—	264,568	—
Sovereign Bonds	—	564,574	—
U.S. Government Agency Obligation	—	71,376	—
U.S. Treasury Obligations	—	12,619,904	—
Affiliated Mutual Funds	369,118	—	—
Options Purchased	4,814	21,198	—
Options Written	(1,531)	—	—
Other Financial Instruments*
Futures Contracts	(103,999)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	256,989	—
OTC Interest Rate Swap Agreements	—	575,595	—

Total	$268,402	$34,323,941	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	36.3%
Commercial Mortgage-Backed Securities	18.4
Collateralized Loan Obligations	9.3
Automobiles	7.3
Banks	5.6
Credit Cards	2.7
Insurance	1.9
Sovereign Bonds	1.6
Auto Manufacturers	1.5
Pipelines	1.5
Electric	1.3
Chemicals	1.1
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	1.0
Consumer Loans	1.0
Healthcare-Services	0.9
Student Loans	0.9
Biotechnology	0.8
Residential Mortgage-Backed Securities	0.8

Oil & Gas	0.7%
Equipment	0.6
Healthcare-Products	0.5
Pharmaceuticals	0.4
Computers	0.3
Miscellaneous Manufacturing	0.2
U.S. Government Agency Obligation	0.2
Airlines	0.2
Telecommunications	0.2
Machinery-Diversified	0.2
Options Purchased	0.1

97.5
Options Written	(0.0)*
Other assets in excess of liabilities	2.5

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$116,285	*	Due from/to broker — variation margin futures	$220,284	*
Interest rate contracts	Due from/to broker — variation margin swaps	762,864	*	Due from/to broker — variation margin swaps	505,875	*
Interest rate contracts	Unaffiliated investments	26,012		Options written outstanding, at value	1,531
Interest rate contracts	Unrealized appreciation on OTC swap agreements	575,595		—	—

		$1,480,756			$727,690

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$10
Interest rate contracts	130	1,442	(56,161)	(3,997)

Total	$130	$1,442	$(56,161)	$(3,987)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(4,066)	$4,435	$(22,694)	$817,955

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$7,296	$58,667	$6,347,282	$13,909,693	$23,333	$240,000	$38,760,333

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$205,089	$(205,089)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$17,028	$—	$17,028	$—	$17,028
Barclays Bank PLC	4,160	—	4,160	—	4,160
Citibank, N.A.	10	—	10	—	10
JPMorgan Chase Bank, N.A.	575,595	—	575,595	(575,595)	—

	$596,793	$—	$596,793	$(575,595)	$21,198

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2023 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $205,089:
Unaffiliated investments (cost $32,975,102)	$33,496,171
Affiliated investments (cost $369,097)	369,118
Cash	18,492
Unrealized appreciation on OTC swap agreements	575,595
Deposit with broker for centrally cleared/exchange-traded derivatives	368,000
Dividends and interest receivable	200,356
Due from broker-variation margin futures	3,628
Prepaid expenses	113

Total Assets	35,031,473

LIABILITIES
Payable to broker for collateral for securities on loan	209,447
Audit fee payable	25,291
Custodian and accounting fees payable	23,118
Payable for Portfolio shares repurchased	15,000
Accrued expenses and other liabilities	6,449
Management fee payable	4,390
Due to broker-variation margin swaps	1,866
Options written outstanding, at value (proceeds received $5,966)	1,531
Distribution fee payable	1,444
Affiliated transfer agent fee payable	369

Total Liabilities	288,905

NET ASSETS	$34,742,568

Net assets were comprised of:
Partners Equity	$34,742,568

Net asset value and redemption price per share, $34,742,568 / 2,900,535 outstanding shares of beneficial interest	$11.98

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $213 foreign withholding tax)	$457,484
Affiliated dividend income	10,657
Income from securities lending, net (including affiliated income of $168)	183

Total income	468,324

EXPENSES
Management fee	83,683
Distribution fee	44,314
Custodian and accounting fees	29,373
Audit fee	25,291
Legal fees and expenses	5,409
Trustees’ fees	4,786
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	3,276
Miscellaneous	7,698

Total expenses	207,306
Less: Fee waiver and/or expense reimbursement	(42,179)

Net expenses	165,127

NET INVESTMENT INCOME (LOSS)	303,197

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $10)	52,673
Futures transactions	(56,161)
Options written transactions	1,442
Swap agreements transactions	(3,987)

(6,033)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $24)	763,215
Futures	(22,694)
Options written	4,435
Swap agreements	817,955

1,562,911

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,556,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,860,075

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$303,197	$571,771
Net realized gain (loss) on investment transactions	(6,033)	60,164
Net change in unrealized appreciation (depreciation) on investments	1,562,911	(636,378)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,860,075	(4,443)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [303,372 and 1,604,559 shares, respectively]	3,504,319	17,828,827
Portfolio shares repurchased [825,735 and 1,272,477 shares, respectively]	(9,528,689)	(14,157,713)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(6,024,370)	3,671,114

CAPITAL CONTRIBUTIONS	—	7,029

TOTAL INCREASE (DECREASE)	(4,164,295)	3,673,700
NET ASSETS:
Beginning of period	38,906,863	35,233,163

End of period	$34,742,568	$38,906,863

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.2%

ASSET-BACKED SECURITIES — 40.1%
Automobiles — 14.4%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	400	$411,573
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	41	40,678
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	67	66,665
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	100	99,713
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	300	306,202
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	100	99,855
Series 2018-01, Class A3
2.480%	11/15/22	100	100,264
Series 2018-04, Class B
3.670%	05/15/24	400	416,905
Series 2019-01, Class A2A
3.020%	07/15/22	200	200,914
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340%
2.734%(c)	08/15/29	54	54,109
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	64	64,067
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	30	29,696
Series 2018-02, Class B
3.220%	04/15/22	447	447,838
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	216	215,267
Series 2017-03, Class A2, 144A
2.130%	05/22/23	60	60,137
Series 2018-01, Class A2, 144A
2.870%	10/20/23	158	158,913
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	400	400,890
Series 2018-02, Class A, 144A
3.470%	01/15/30	200	209,487
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1
1.950%	11/15/21	400	399,320
Series 2017-02, Class A2, 1 Month LIBOR + 0.350%
2.744%(c)	09/15/22	100	100,070
Series 2018-02, Class A
3.170%	03/15/25	800	828,286
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,070

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Honda Auto Receivables Owner Trust,
Series 2018-04, Class A3
3.160%	01/17/23	400	$407,602
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430%
2.824%(c)	04/18/22	500	500,847
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	1	1,211
Series 2017-02A, Class A, 144A
2.310%	12/14/21	265	264,675
Series 2018-01A, Class A, 144A
3.430%	12/16/24	400	405,630
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	77	77,045
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	91	91,533

			6,562,462

Collateralized Loan Obligations — 16.7%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%
3.697%(c)	07/15/31	750	742,456
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.417%(c)	01/15/27	250	248,780
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.355%(c)	11/17/27	250	248,784
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%
3.901%(c)	01/16/30	250	249,563
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	10/15/30	250	249,589
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%
3.777%(c)	01/15/30	250	249,259
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.852%(c)	04/22/30	250	249,435
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	250	248,287
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.616%(c)	04/26/31	250	246,554
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/23/29	250	249,781
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.427%(c)	04/15/27	250	249,024
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.401%(c)	01/18/28	250	248,693

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	250	$249,088
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	10/13/31	500	494,230
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%
3.666%(c)	04/26/31	500	495,525
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.718%(c)	01/17/31	250	248,760
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.701%(c)	07/16/31	250	248,407
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.748%(c)	11/14/29	250	249,415
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%
3.665%(c)	05/07/31	250	248,534
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%
3.688%(c)	05/15/26	171	171,311
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%
3.812%(c)	10/20/30	250	250,059
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.888%(c)	07/17/26	250	250,042
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.732%(c)	01/20/31	250	248,272
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%
3.807%(c)	10/15/30	250	249,685
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/20/29	250	249,690
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.792%(c)	10/20/31	250	248,479
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%
3.887%(c)	04/15/30	250	251,401

			7,633,103

Consumer Loans — 1.1%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	240	242,006
Series 2019-02, Class A, 144A
3.010%	04/25/28	280	282,415

			524,421

Credit Cards — 4.9%
American Express Credit Account Master Trust,
Series 2018-04, Class A
2.990%	12/15/23	900	914,352

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
Series 2019-01, Class A
2.870%	10/15/24	500	$511,071
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	300	301,023
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	500	520,618

			2,247,064

Equipment — 0.4%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	100,265
Series 2017-B, Class A4, 144A
2.410%	11/15/24	100	100,711

			200,976

Student Loans — 2.6%
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A1FX, 144A
2.680%	05/26/43	151	151,597
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	187	187,170
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	66	66,255
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	300	303,194
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	50	50,147
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	416,380

			1,174,743

TOTAL ASSET-BACKED SECURITIES (cost $18,187,671)			18,342,769

COMMERCIAL MORTGAGE-BACKED SECURITIES — 25.7%
BANK,
Series 2017-BNK07, Class A1
1.984%	09/15/60	82	81,795
CD Mortgage Trust,
Series 2016-CD02, Class A1
1.848%	11/10/49	416	414,017
Series 2017-CD05, Class A1
2.028%	08/15/50	262	260,683
Series 2017-CD06, Class A3
3.104%	11/13/50	560	574,844
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	388	386,774
Series 2017-C08, Class A1
1.965%	06/15/50	193	191,943

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3
2.935%	04/10/48	330	$339,556
Series 2015-P01, Class A4
3.462%	09/15/48	100	105,300
Series 2016-C02, Class A1
1.499%	08/10/49	163	161,358
Commercial Mortgage Trust,
Series 2012-CR04, Class A2
1.801%	10/15/45	734	730,112
Series 2014-LC15, Class A4
4.006%	04/10/47	40	42,694
Series 2014-UBS02, Class A2
2.820%	03/10/47	25	25,329
Series 2015-LC19, Class A1
1.399%	02/10/48	15	15,116
Series 2015-PC01, Class A1
1.667%	07/10/50	36	35,636
Series 2016-DC02, Class A1
1.820%	02/10/49	688	683,594
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A1
2.010%	11/15/48	272	270,790
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	431	428,447
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	269	282,106
FHLMC Multifamily Structured Pass-Through Certificates,
Series K015, Class A2
3.230%	07/25/21	50	50,997
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	54	54,848
Series 2014-GC22, Class A3
3.516%	06/10/47	233	236,728
Series 2014-GC24, Class A5
3.931%	09/10/47	280	299,201
Series 2015-GC28, Class A1
1.528%	02/10/48	10	10,362
Series 2015-GC32, Class A3
3.498%	07/10/48	100	105,413
Series 2017-GS07, Class A1
1.950%	08/10/50	229	227,499
Series 2017-GS07, Class AAB
3.203%	08/10/50	100	103,986
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	346	344,531
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	400	397,314
Series 2017-C07, Class A1
2.081%	10/15/50	114	113,399

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	240		$243,828
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	—	(r)	393
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A2
3.119%	08/15/47	4		4,127
Series 2015-C24, Class A3
3.479%	05/15/48	150		157,805
Series 2015-C27, Class A1
1.980%	12/15/47	5		4,723
Series 2016-C32, Class A3
3.459%	12/15/49	400		421,603
Series 2017-C33, Class A1
2.031%	05/15/50	127		126,245
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	326		323,536
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	918		914,620
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	239		238,247
Series 2015-NXS03, Class A1
1.504%	09/15/57	67		66,430
Series 2016-C35, Class A1
1.392%	07/15/48	365		361,882
Series 2016-C37, Class A1
1.944%	12/15/49	915		911,141
Series 2017-C38, Class A1
1.968%	07/15/50	173		172,590
Series 2017-C41, Class A2
2.590%	11/15/50	290		292,849
Series 2017-C41, Class ASB
3.390%	11/15/50	300		313,560
Series 2017-RB01, Class A1
2.056%	03/15/50	157		156,150
Series 2017-RB01, Class A2
2.749%	03/15/50	60		60,663

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,551,878)				11,744,764

CORPORATE BONDS — 17.5%
Airlines — 0.4%
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	177		180,754

Auto Manufacturers — 0.7%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	300		301,089

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 6.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26		135	$139,305
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		105	108,231
Sub. Notes, MTN
4.000%	01/22/25		170	178,807
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	(a)	200	202,620
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		200	203,489
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28		275	290,941
Sub. Notes
3.875%	03/26/25		125	130,448
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23		250	259,268
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22		10	10,808
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		200	209,823
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20		145	149,824
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.750%	06/23/20		160	160,633
3.509%(ff)	01/23/29		165	171,540
Sub. Notes
3.375%	05/01/23		150	154,225
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.500%	07/28/21		75	79,685
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24		405	429,241
Sub. Notes, MTN
4.100%	05/22/23		150	157,900

				3,036,788

Biotechnology — 0.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		15	15,480
Celgene Corp.,
Sr. Unsec’d. Notes
3.450%	11/15/27		135	140,732
3.625%	05/15/24		100	104,978

				261,190

Chemicals — 0.2%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23		105	110,511

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.5%
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.125%	09/19/22	250	$251,260

Electric — 1.3%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	125	127,453
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	250	258,233
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	180	187,109

			572,795

Foods — 0.2%
Tyson Foods, Inc.,
Gtd. Notes
3.950%	08/15/24	75	79,525

Healthcare-Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	120	120,681
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24	85	86,656

			207,337

Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	14	14,800
4.569%	02/01/29	46	50,561
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	10	10,212

			75,573

Media — 0.1%
Discovery Communications LLC,
Gtd. Notes
2.200%	09/20/19	60	59,915

Miscellaneous Manufacturing — 0.2%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	110	110,973

Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	185	186,330

Oil & Gas — 1.3%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	41	41,609

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	(a)	230	$238,251
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22		75	76,417
4.000%	07/15/21		50	51,292
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes, 144A
2.250%	09/13/20		200	199,531

				607,100

Pharmaceuticals — 1.7%
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		125	127,627
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24		295	296,989
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		240	258,993
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		70	70,587

				754,196

Pipelines — 2.4%
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24		150	151,684
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		150	154,257
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		10	10,277
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23		55	56,264
4.500%	07/15/23		140	148,504
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27		265	275,421
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22		275	280,280

				1,076,687

Real Estate Investment Trusts (REITs) — 0.2%
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		100	102,776

TOTAL CORPORATE BONDS (cost $7,772,193)				7,974,799

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60		162	$162,289
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58		300	299,932

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $462,224)				462,221

SOVEREIGN BONDS — 1.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		200	207,466
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	(a)	400	400,320
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		115	116,339

TOTAL SOVEREIGN BONDS (cost $712,017)				724,125

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Mortgage Corp.
2.750%	06/19/23		1,000	1,035,394
Federal National Mortgage Assoc.
2.375%	01/19/23		250	254,914
2.500%	02/05/24		290	298,714
2.875%	09/12/23		1,880	1,958,008
Residual Funding Corp., Principal Strip
2.140%(s)	10/15/20		1,000	974,265

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,380,393)				4,521,295

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Notes
2.125%	05/15/25	(k)	680	691,475
2.500%	05/15/24	(k)	395	408,563

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,042,554)				1,100,038

TOTAL LONG-TERM INVESTMENTS (cost $44,108,930)				44,870,011

			Shares

SHORT-TERM INVESTMENTS — 1.9%
AFFILIATED MUTUAL FUNDS — 1.8%
PGIM Core Ultra Short Bond Fund(w)			193	193
PGIM Institutional Money Market Fund (cost $822,685; includes $821,159 of cash collateral for securities on loan)(b)(w)			822,499	822,746

TOTAL AFFILIATED MUTUAL FUNDS (cost $822,878)				822,939

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Value
OPTIONS PURCHASED*~ — 0.1% (cost $28,297)	$58,452

TOTAL SHORT-TERM INVESTMENTS (cost $851,175)	881,391

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.1% (cost $44,960,105)	45,751,402

OPTIONS WRITTEN*~ — (0.0)% (premiums received $10,146)	(2,719)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.1% (cost $44,949,959)	45,748,683
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.1)%	(35,974)

NET ASSETS — 100.0%	$45,712,709

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $804,903; cash collateral of $821,159 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	23	46	$2,516
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	7	7	109
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	7	7	547
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.75	11	28	69
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.13	26	65	487
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.25	11	28	550
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75	11	28	69
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25	11	28	1,581
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	11	28	138
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	11	28	2,200

Total Exchange Traded (cost $26,148)						$8,266

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$1,033
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	228	3,302
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	222	3,204
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	556	7,536
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,102	15,667
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,120	16,320
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	222	3,099

Total OTC Traded (cost $1,589)							$50,161

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $560)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	50	$25

Total Options Purchased (cost $28,297)								$58,452

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	14	14	$(219)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.88	26	65	(162)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.00	22	55	(138)
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00	22	55	(825)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	22	55	(1,375)

Total Options Written (premiums received $10,146)						$(2,719)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Sep. 2019	$430,360	$(471)
200	10 Year U.S. Treasury Notes	Sep. 2019	25,593,750	398,273
33	10 Year U.S. Ultra Treasury Notes	Sep. 2019	4,558,125	144,460
14	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	2,485,875	116,337

				658,599

Short Positions:
333	5 Year U.S. Treasury Notes	Sep. 2019	39,346,031	(444,563)
36	20 Year U.S. Treasury Bonds	Sep. 2019	5,601,375	(219,101)

				(663,664)

				$(5,065)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(19,871)	$(19,871)
1,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	128	4,070	3,942
1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(24,141)	(24,141)
1,510	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(28,739)	(28,739)
58,675	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	(1,070,772)	1,494,646	2,565,418
690	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(32,671)	(32,671)
4,352	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,325)	(298,508)	(294,183)
4,358	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	188	(369,362)	(369,550)
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(3,323)	(3,323)
1,600	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(2,854)	(59,537)	(56,683)
5,751	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(3,822)	(28,689)	(24,867)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	(1,762)	(3,377)
4,147	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(48,491)	(324,710)	(276,219)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
382	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	$—	$(31,179)	$(31,179)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	14,344	17,207

				$(1,131,196)	$290,568	$1,421,764

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$280,000	$1,084,698

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$6,562,462	$—
Collateralized Loan Obligations	—	7,633,103	—
Consumer Loans	—	524,421	—
Credit Cards	—	2,247,064	—
Equipment	—	200,976	—
Student Loans	—	1,174,743	—
Commercial Mortgage-Backed Securities	—	11,744,764	—
Corporate Bonds	—	7,974,799	—
Residential Mortgage-Backed Securities	—	462,221	—
Sovereign Bonds	—	724,125	—
U.S. Government Agency Obligations	—	4,521,295	—
U.S. Treasury Obligations	—	1,100,038	—
Affiliated Mutual Funds	822,939	—	—
Options Purchased	8,266	50,186	—
Options Written	(2,719)	—	—
Other Financial Instruments*
Futures Contracts	(5,065)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	1,421,764	—

Total	$823,421	$46,341,961	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	25.7%
Collateralized Loan Obligations	16.7
Automobiles	14.4
U.S. Government Agency Obligations	9.9
Banks	6.6
Credit Cards	4.9
Student Loans	2.6
U.S. Treasury Obligations	2.4
Pipelines	2.4
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	1.8
Pharmaceuticals	1.7
Sovereign Bonds	1.6
Oil & Gas	1.3
Electric	1.3
Consumer Loans	1.1
Residential Mortgage-Backed Securities	1.0
Auto Manufacturers	0.7
Biotechnology	0.6
Diversified Financial Services	0.5

Healthcare-Services	0.5%
Equipment	0.4
Multi-National	0.4
Airlines	0.4
Miscellaneous Manufacturing	0.2
Chemicals	0.2
Real Estate Investment Trusts (REITs)	0.2
Foods	0.2
Insurance	0.2
Media	0.1
Options Purchased	0.1

100.1
Options Written	(0.0)*
Liabilities in excess of other assets	(0.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$659,070	*	Due from/to broker — variation margin futures	$664,135	*
Interest rate contracts	Due from/to broker — variation margin swaps	2,586,567	*	Due from/to broker — variation margin swaps	1,164,803	*
Interest rate contracts	Unaffiliated investments	58,452		Options written outstanding, at value	2,719

		$3,304,089			$1,831,657

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$17
Interest rate contracts	431	2,459	(330,120)	(240,006)

Total	$431	$2,459	$(330,120)	$(239,989)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(1,786)	$7,427	$502,747	$1,773,173

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$13,084	$102,667	$29,841,276	$49,517,979	$40,000	$160,000	$87,422,333

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$804,903	$(804,903)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A	$39,523	$—	$39,523	$—	$39,523
Barclays Bank PLC	10,638	—	10,638	—	10,638
Citibank, N.A	25	—	25	—	25

	$50,186	$—	$50,186	$—	$50,186

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2024 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $804,903:
Unaffiliated investments (cost $44,137,227)	$44,928,463
Affiliated investments (cost $822,878)	822,939
Cash	36,158
Receivable for investments sold	2,197,921
Deposit with broker for centrally cleared/exchange-traded derivatives	280,000
Dividends and interest receivable	207,676
Due from broker-variation margin futures	9,270
Prepaid expenses and other assets	212

Total Assets	48,482,639

LIABILITIES
Payable for investments purchased	979,128
Payable to broker for collateral for securities on loan	821,159
Loan payable	794,000
Payable for Portfolio shares repurchased	82,625
Accrued expenses and other liabilities	59,274
Due to broker-variation margin swaps	22,457
Management fee payable	6,300
Options written outstanding, at value (proceeds received $10,146)	2,719
Distribution fee payable	1,899
Affiliated transfer agent fee payable	369

Total Liabilities	2,769,930

NET ASSETS	$45,712,709

Net assets were comprised of:
Partners Equity	$45,712,709

Net asset value and redemption price per share, $45,712,709 / 3,971,077 outstanding shares of beneficial interest	$11.51

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $425 foreign withholding tax)	$1,019,484
Affiliated dividend income	4,327
Income from securities lending, net (including affiliated income of $464)	470

Total income	1,024,281

EXPENSES
Management fee	158,410
Distribution fee	83,887
Custodian and accounting fees	32,711
Audit fee	25,291
Legal fees and expenses	5,598
Trustees’ fees	5,256
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	3,413
Miscellaneous	12,532

Total expenses	330,573
Less: Fee waiver and/or expense reimbursement	(12,533)

Net expenses	318,040

NET INVESTMENT INCOME (LOSS)	706,241

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $63)	698,008
Futures transactions	(330,120)
Options written transactions	2,459
Swap agreements transactions	(239,989)

130,358

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $61)	887,383
Futures	502,747
Options written	7,427
Swap agreements	1,773,173

3,170,730

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	3,301,088

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,007,329

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$706,241	$1,476,026
Net realized gain (loss) on investment transactions	130,358	(390,950)
Net change in unrealized appreciation (depreciation) on investments	3,170,730	(892,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,007,329	192,888

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [31,338 and 7,324,677 shares, respectively]	352,361	77,165,835
Portfolio shares repurchased [4,797,056 and 5,829,102 shares, respectively]	(53,088,650)	(61,712,810)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(52,736,289)	15,453,025

CAPITAL CONTRIBUTIONS	—	463

TOTAL INCREASE (DECREASE)	(48,728,960)	15,646,376
NET ASSETS:
Beginning of period	94,441,669	78,795,293

End of period	$45,712,709	$94,441,669

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.2%

ASSET-BACKED SECURITIES — 38.0%
Automobiles — 14.8%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	300	$308,680
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	34	33,898
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	50	49,999
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	204,135
Carmax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	1,100	1,122,475
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	400	416,905
Chesapeake Funding II LLC (Canada),
Series 2018-03A, Class A1, 144A
3.390%	01/15/31	400	406,560
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	30	29,696
Series 2018-02, Class B
3.220%	04/15/22	357	358,270
Series 2018-04, Class B
3.360%	10/17/22	300	301,331
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	79	79,456
Series 2018-02, Class A2, 144A
3.140%	02/20/24	97	97,494
Ford Credit Auto Owner Trust,
Series 2015-01, Class A, 144A
2.120%	07/15/26	200	199,659
Series 2015-02, Class A, 144A
2.440%	01/15/27	500	500,625
Series 2018-02, Class A, 144A
3.470%	01/15/30	200	209,487
Series 2019-01, Class A, 144A
3.520%	07/15/30	500	522,883
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A2, 1 Month LIBOR + 0.460%
2.854%(c)	11/15/21	400	400,303
Series 2018-02, Class A
3.170%	03/15/25	500	517,679
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,070
Honda Auto Receivables Owner Trust,
Series 2018-04, Class A3
3.160%	01/17/23	600	611,403
Series 2019-01, Class A3
2.830%	03/20/23	500	507,190

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Hyundai Auto Receivables Trust,
Series 2018-B, Class A3
3.200%	12/15/22	500	$509,209
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430%
2.824%(c)	04/18/22	400	400,678
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	4	3,634
Series 2017-02A, Class A, 144A
2.310%	12/14/21	353	352,900
Series 2018-01A, Class A, 144A
3.430%	12/16/24	300	304,222
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	77	77,045
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	300	303,516
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	46	45,767

			8,978,169

Collateralized Loan Obligations — 16.4%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%
3.697%(c)	07/15/31	750	742,456
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.417%(c)	01/15/27	250	248,780
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%
3.552%(c)	04/23/31	250	246,812
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%
4.022%(c)	10/20/29	250	250,909
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%
3.558%(c)	04/17/31	250	246,505
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%
3.612%(c)	04/20/31	500	495,390
Cent CLO Ltd. (Cayman Islands),
Series -C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%
3.613%(c)	04/30/31	250	247,284
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.561%(c)	04/24/31	250	246,807
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	250	248,287
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
3.462%(c)	04/19/29	250	248,092
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.616%(c)	04/26/31	250	246,554

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%
3.610%(c)	04/25/31	250	$246,579
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930%
3.450%(c)	05/20/29	250	248,511
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	250	249,088
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	10/13/31	750	741,345
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%
3.666%(c)	04/26/31	750	743,288
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/20/31	750	747,505
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%
3.642%(c)	04/20/31	250	247,455
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.701%(c)	07/16/31	250	248,407
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/23/31	750	746,816
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.828%(c)	01/17/30	250	249,499
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.392%(c)	07/20/27	250	249,061
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390%
3.970%(c)	10/25/28	500	500,022
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	01/15/32	250	250,054
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.550%(c)	04/25/31	250	246,808
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%
3.501%(c)	01/18/29	250	248,531
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.547%(c)	04/15/29	500	495,408

			9,926,253

Consumer Loans — 1.2%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	320	322,674
Series 2019-02, Class A, 144A
3.010%	04/25/28	374	376,554

			699,228

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 4.2%
American Express Credit Account Master Trust,
Series 2018-04, Class A
2.990%	12/15/23	700	$711,163
Series 2019-01, Class A
2.870%	10/15/24	700	715,500
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	400	401,364
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	400	416,494
Series 2018-A06, Class A6
3.210%	12/07/24	300	310,826

			2,555,347

Student Loans — 1.4%
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A1FX, 144A
2.680%	05/26/43	100	100,054
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	93	93,585
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	66	66,255
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	416,380
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	149	149,891

			826,165

TOTAL ASSET-BACKED SECURITIES (cost $22,804,359)			22,985,162

COMMERCIAL MORTGAGE-BACKED SECURITIES — 26.9%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,000	1,018,003
BANK,
Series 2017-BNK04, Class A1
2.002%	05/15/50	340	339,030
Series 2017-BNK07, Class A1
1.984%	09/15/60	54	53,590
Series 2018-BN14, Class A1
3.277%	09/15/60	140	143,264
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	107	106,835
Series 2017-CD05, Class A1
2.028%	08/15/50	163	162,454
Series 2017-CD06, Class A1
2.168%	11/13/50	512	511,700
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	1,220	1,289,904

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C08, Class A1
1.965%	06/15/50	98	$97,314
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A1
1.643%	09/10/58	236	234,674
Series 2015-P1, Class A1
1.648%	09/15/48	59	58,883
Series 2016-C01, Class A1
1.506%	05/10/49	170	168,437
Series 2016-C02, Class A1
1.499%	08/10/49	98	97,371
Series 2017-B01, Class A3
3.197%	08/15/50	250	259,373
Commercial Mortgage Trust,
Series 2012-CR04, Class A2
1.801%	10/15/45	1,121	1,115,245
Series 2014-CR19, Class A4
3.532%	08/10/47	110	115,512
Series 2014-LC15, Class A4
4.006%	04/10/47	110	117,408
Series 2014-UBS02, Class A2
2.820%	03/10/47	30	30,394
Series 2014-UBS4, Class A2
2.963%	08/10/47	35	34,822
Series 2015-CR26, Class A3
3.359%	10/10/48	164	171,366
Series 2015-LC19, Class A1
1.399%	02/10/48	7	7,214
Series 2015-PC01, Class A1
1.667%	07/10/50	22	22,241
Series 2015-PC01, Class A4
3.620%	07/10/50	850	896,974
Series 2016-DC02, Class A1
1.820%	02/10/49	53	52,135
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A1
1.717%	08/15/48	70	69,713
Series 2015-C04, Class A1
2.010%	11/15/48	162	161,433
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	137	135,938
Series 2017-C06, Class A1
1.907%	06/10/50	323	321,336
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	196	205,168
Series 2019-M01, Class A1
3.355%	06/25/28	597	628,101
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	18	18,350
Series 2014-GC22, Class A3
3.516%	06/10/47	45	46,100
Series 2015-GC28, Class A1
1.528%	02/10/48	6	6,217

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-GS07, Class A1
1.950%	08/10/50	137	$136,499
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	21	21,720
Series 2014-C19, Class A3
3.669%	04/15/47	90	91,948
Series 2014-C21, Class A4
3.493%	08/15/47	148	155,367
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	148	147,215
Series 2017-JP07, Class A1
1.969%	09/15/50	445	442,968
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	229	227,037
Series 2017-C07, Class A1
2.081%	10/15/50	71	70,875
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	319	324,338
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	670	682,652
Series 2016-JP04, Class A1
1.891%	12/15/49	9	9,336
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A2
3.119%	08/15/47	2	2,219
Series 2015-C21, Class A3
3.077%	03/15/48	425	437,294
Series 2015-C24, Class A3
3.479%	05/15/48	155	163,065
Series 2015-C27, Class A1
1.980%	12/15/47	2	2,323
Series 2016-C30, Class A1
1.389%	09/15/49	243	240,461
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	918	908,387
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	677	674,541
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	96	95,299
Series 2015-NXS03, Class A1
1.504%	09/15/57	32	32,177
Series 2015-NXS4, Class A1
1.889%	12/15/48	314	312,433
Series 2016-BNK01, Class A1
1.321%	08/15/49	198	195,609
Series 2016-C32, Class A1
1.577%	01/15/59	491	487,707
Series 2016-C34, Class A1
1.423%	06/15/49	79	77,688

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-C35, Class A1
1.392%	07/15/48	428	$424,430
Series 2016-C37, Class A1
1.944%	12/15/49	1,065	1,059,787
Series 2017-C38, Class A1
1.968%	07/15/50	103	102,890
Series 2017-C41, Class A2
2.590%	11/15/50	70	70,688
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A2
2.862%	03/15/47	2	1,436

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,812,510)			16,294,888

CORPORATE BONDS — 17.4%
Aerospace & Defense — 0.3%
General Dynamics Corp.,
Gtd. Notes
3.375%	05/15/23	190	198,578

Banks — 5.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	170	175,422
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	300	312,795
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	40	42,781
Sub. Notes, MTN
4.000%	01/22/25	65	68,367
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26	190	193,770
3.520%(ff)	10/27/28	200	206,273
3.887%(ff)	01/10/28	170	179,854
Sub. Notes
4.400%	06/10/25	75	80,043
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	80	82,765
3.814%(ff)	04/23/29	185	193,356
4.223%(ff)	05/01/29	70	75,076
5.750%	01/24/22	25	27,020
Sub. Notes
4.250%	10/21/25	50	53,019
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	100	102,832
3.509%(ff)	01/23/29	30	31,189
3.625%	05/13/24	50	52,670
4.005%(ff)	04/23/29	170	183,383
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	20	20,892
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	300	312,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	125	$132,482
Sub. Notes, GMTN
4.350%	09/08/26	130	139,403
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
4.000%	05/01/25	350	374,773

			3,040,540

Biotechnology — 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes
3.450%	11/15/27	90	93,821

Chemicals — 0.2%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	105	110,511

Commercial Services — 1.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	70	74,121
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23	250	259,900
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.375%	10/11/19	500	498,615
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23	175	180,632

			1,013,268

Diversified Financial Services — 2.5%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19	500	503,892
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
1.250%	09/20/19	500	498,823
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	261,757
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.125%	09/19/22	250	251,260

			1,515,732

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26	74	80,008

Healthcare-Services — 0.8%
Cigna Holding Co.,
Gtd. Notes
3.250%	04/15/25	490	498,265

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	85	$88,990
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	6	6,343
4.569%	02/01/29	19	20,884

			116,217

Media — 0.6%
CBS Corp.,
Gtd. Notes
3.375%	03/01/22	150	153,481
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	70	73,554
Fox Corp.,
Sr. Unsec’d. Notes, 144A
3.666%	01/25/22	125	129,177

			356,212

Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	75	75,539
Council Of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.750%	11/14/19	500	499,075

			574,614

Oil & Gas — 0.3%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	95	98,408
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	85	86,674

			185,082

Packaging & Containers — 0.2%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	130	134,875

Pharmaceuticals — 2.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	75	77,488
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	365	373,549
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	130	130,877
CVS Health Corp.,
Sr. Unsec’d. Notes
3.375%	08/12/24	60	61,459

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
4.100%	03/25/25	400	$421,876
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	60	60,848
4.500%	02/25/26	40	43,166
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	130	131,090

			1,300,353

Pipelines — 0.7%
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	130	131,460
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	25	25,575
4.500%	07/15/23	50	53,037
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	110	119,580
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	105	111,113

			440,765

Real Estate Investment Trusts (REITs) — 0.4%
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	250	252,978

Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	95	96,922

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24	75	77,267

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	420	452,374

TOTAL CORPORATE BONDS (cost $10,069,953)			10,538,382

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57	69	69,277
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60	162	162,289

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58		300	$299,932
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		197	204,558

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $731,542)				736,056

SOVEREIGN BONDS — 6.2%
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
1.500%	10/22/19		500	498,836
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19		1,200	1,198,447
2.200%	07/26/22		300	301,920
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22		300	300,892
Province of British Columbia Canada (Canada),
Sr. Unsec’d. Notes
2.650%	09/22/21		16	16,267
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.050%	11/30/20		35	35,013
2.125%	05/04/22		200	200,760
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20		200	212,732
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		165	166,921
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21		300	305,538
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
1.125%	08/28/19		500	498,975

TOTAL SOVEREIGN BONDS (cost $3,692,573)				3,736,301

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
Federal Home Loan Bank
2.625%	10/01/20	(k)	895	902,673
Federal Home Loan Mortgage Corp.
1.375%	08/15/19		100	99,893
2.375%	02/16/21		200	201,732
2.750%	06/19/23	(k)	700	724,776
Federal National Mortgage Assoc.
2.000%	10/05/22		600	604,199
2.500%	02/05/24		490	504,724
2.875%	09/12/23		1,000	1,041,493

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,971,982)				4,079,490

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Notes
1.750%	06/30/24		480	$479,794
2.125%	05/15/25	(k)	430	437,256
U.S. Treasury Strips Coupon
2.783%(s)	08/15/29		500	403,754
3.080%(s)	11/15/34	(k)	550	383,302

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,609,719)				1,704,106

TOTAL LONG-TERM INVESTMENTS (cost $58,692,638)				60,074,385

			Shares

SHORT-TERM INVESTMENTS — 0.2%

AFFILIATED MUTUAL FUNDS — 0.1%
PGIM Core Ultra Short Bond Fund(w)			89,902	89,902
PGIM Institutional Money Market Fund(w)			9	9

TOTAL AFFILIATED MUTUAL FUNDS (cost $89,911)				89,911

OPTIONS PURCHASED*~ — 0.1% (cost $35,362)				52,589

TOTAL SHORT-TERM INVESTMENTS (cost $125,273)				142,500

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.4% (cost $58,817,911)				60,216,885

OPTIONS WRITTEN*~ — (0.0)% (premiums received $12,607)				(3,280)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.4% (cost $58,805,304)				60,213,605
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.6%				344,782

NET ASSETS — 100.0%				$60,558,387

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	30	60	$3,281
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	10	10	156
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	10	10	781
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	13	33	81
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.13	33	83	619
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	13	33	650
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	13	33	81
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	13	33	1,869
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	13	33	163
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	13	33	2,600

Total Exchange Traded (cost $33,044)						$10,281

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	200	$2,066
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	974
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	182	2,635
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	177	2,555
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	442	5,991
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	878	12,482
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	900	13,114
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	177	2,471

Total OTC Traded (cost $1,870)							$42,288

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 8/19/49 (cost $448)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66	%(S)	40	$20

Total Options Purchased (cost $35,362)									$52,589

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1 Year Euro Dollar Mid-Curve Futures	Put	07/12/19	$97.88	33	83	$(206)
1 Year Euro Dollar Mid-Curve Futures	Put	07/12/19	$98.00	26	65	(162)
1 Year Euro Dollar Mid-Curve Futures	Put	08/16/19	$98.00	26	65	(975)
1 Year Euro Dollar Mid-Curve Futures	Put	09/13/19	$98.00	26	65	(1,625)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	20	20	(312)

Total Options Written (premiums received $12,607)						$(3,280)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
242	10 Year U.S. Treasury Notes	Sep. 2019	$30,968,437	$296,923
40	10 Year U.S. Ultra Treasury Notes	Sep. 2019	5,525,000	177,021
13	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	2,308,313	96,761

				570,705

Short Positions:
70	2 Year U.S. Treasury Notes	Sep. 2019	15,062,578	(102,809)
375	5 Year U.S. Treasury Notes	Sep. 2019	44,308,594	(520,619)
52	20 Year U.S. Treasury Bonds	Sep. 2019	8,090,875	(317,937)

				(941,365)

				$(370,660)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
840	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(11,054)	$(11,054)
1,970	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(37,494)	(37,494)
230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(10,890)	(10,890)
51,345	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	(2,019,131)	1,970,943	3,990,074
17,180	12/31/25	0.000%(T)	3 Month LIBOR(2)(T)	287	(251,829)	(252,116)
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(3,323)	(3,323)
1,695	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	1,310	(75,240)	(76,550)
4,310	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(7,687)	(160,377)	(152,690)
10,001	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(6,062)	(49,890)	(43,828)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	(1,762)	(3,377)
3,770	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(43,935)	(295,203)	(251,268)
509	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(41,606)	(41,606)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	14,344	17,207

				$(2,076,466)	$1,046,619	$3,123,085

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,967,097

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$8,978,169	$—
Collateralized Loan Obligations	—	9,926,253	—
Consumer Loans	—	699,228	—
Credit Cards	—	2,555,347	—
Student Loans	—	826,165	—
Commercial Mortgage-Backed Securities	—	16,294,888	—
Corporate Bonds	—	10,538,382	—
Residential Mortgage-Backed Securities	—	736,056	—
Sovereign Bonds	—	3,736,301	—
U.S. Government Agency Obligations	—	4,079,490	—
U.S. Treasury Obligations	—	1,704,106	—
Affiliated Mutual Funds	89,911	—	—
Options Purchased	10,281	42,308	—
Options Written	(3,280)	—	—
Other Financial Instruments*
Futures Contracts	(370,660)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	3,123,085	—

Total	$(273,748)	$63,239,778	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	26.9%
Collateralized Loan Obligations	16.4
Automobiles	14.8
U.S. Government Agency Obligations	6.7
Sovereign Bonds	6.2
Banks	5.0
Credit Cards	4.2
U.S. Treasury Obligations	2.8
Diversified Financial Services	2.5
Pharmaceuticals	2.2
Commercial Services	1.7
Student Loans	1.4

Residential Mortgage-Backed Securities	1.2%
Consumer Loans	1.2
Multi-National	1.0
Healthcare-Services	0.8
Telecommunications	0.7
Pipelines	0.7
Media	0.6
Real Estate Investment Trusts (REITs)	0.4
Aerospace & Defense	0.3
Oil & Gas	0.3
Packaging & Containers	0.2
Insurance	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Chemicals	0.2%
Retail	0.2
Biotechnology	0.2
Affiliated Mutual Funds	0.1
Healthcare-Products	0.1
Software	0.1

Industry table (cont.)
Options Purchased	0.1%

99.4
Options Written	(0.0)
Other assets in excess of liabilities	0.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$570,705	*	Due from/to broker — variation margin futures	$941,365	*
Interest rate contracts	Due from/to broker — variation margin swaps	4,007,281	*	Due from/to broker — variation margin swaps	884,196	*
Interest rate contracts	Unaffiliated investments	52,589		Options written outstanding, at value	3,280

		$4,630,575			$1,828,841

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$21
Interest rate contracts	(271)	3,173	(588,054)	447,318

Total	$(271)	$3,173	$(588,054)	$447,339

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(9,008)	$9,327	$409,778	$2,378,754

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$16,417	$127,167	$23,918,880	$64,828,844	$50,000	$80,000	$91,659,533

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$31,587	$—	$31,587	$—	$31,587
Barclays Bank PLC	9,727	—	9,727	—	9,727
Citibank, N.A.	20	—	20	—	20
Morgan Stanley & Co. International PLC	974	—	974	—	974

	$42,308	$—	$42,308	$—	$42,308

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2025 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $58,728,000)	$60,126,974
Affiliated investments (cost $89,911)	89,911
Cash	82,078
Receivable for investments sold	634,244
Interest receivable	265,838
Due from broker-variation margin futures	21,481
Prepaid expenses	140

Total Assets	61,220,666

LIABILITIES
Payable for investments purchased	479,573
Payable for Portfolio shares repurchased	93,755
Accrued expenses and other liabilities	57,931
Due to broker-variation margin swaps	14,937
Management fee payable	10,112
Options written outstanding, at value (proceeds received $12,607)	3,280
Distribution fee payable	2,322
Affiliated transfer agent fee payable	369

Total Liabilities	662,279

NET ASSETS	$60,558,387

Net assets were comprised of:
Partners Equity	$60,558,387

Net asset value and redemption price per share, $60,558,387 / 4,645,784 outstanding shares of beneficial interest	$13.04

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$1,328,903
Affiliated dividend income	5,403

Total income	1,334,306

EXPENSES
Management fee	204,862
Distribution fee	108,482
Custodian and accounting fees	33,096
Audit fee	25,291
Legal fees and expenses	5,571
Trustees’ fees	5,311
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	3,077
Miscellaneous	15,151

Total expenses	404,317

NET INVESTMENT INCOME (LOSS)	929,989

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	1,860,870
Futures transactions	(588,054)
Options written transactions	3,173
Swap agreements transactions	447,339

1,723,328

Net change in unrealized appreciation (depreciation) on:
Investments	233,749
Futures	409,778
Options written	9,327
Swap agreements	2,378,754

3,031,608

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	4,754,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,684,925

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$929,989	$1,358,559
Net realized gain (loss) on investment transactions	1,723,328	(289,864)
Net change in unrealized appreciation (depreciation) on investments	3,031,608	1,871,949

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,684,925	2,940,644

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [81,251 and 12,053,217 shares, respectively]	1,030,406	142,637,395
Portfolio shares repurchased [5,582,301 and 2,988,015 shares, respectively]	(69,543,396)	(35,446,548)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(68,512,990)	107,190,847

CAPITAL CONTRIBUTIONS	—	166

TOTAL INCREASE (DECREASE)	(62,828,065)	110,131,657
NET ASSETS:
Beginning of period	123,386,452	13,254,795

End of period	$60,558,387	$123,386,452

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.8%

ASSET-BACKED SECURITIES — 31.7%
Automobiles — 9.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	167	$166,663
Series 2015-02A, Class A, 144A
2.630%	12/20/21	300	300,761
Series 2016-01A, Class A, 144A
2.990%	06/20/22	300	303,189
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	800	816,540
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	938,037
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	89	89,089
Series 2018-02, Class B
3.220%	04/15/22	984	985,244
Enterprise Fleet Financing LLC,
Series 2016-02, Class A2, 144A
1.740%	02/22/22	45	45,016
Series 2017-01, Class A2, 144A
2.130%	07/20/22	277	276,771
Series 2018-01, Class A2, 144A
2.870%	10/20/23	474	476,738
Series 2018-02, Class A2, 144A
3.140%	02/20/24	484	487,472
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A
2.440%	01/15/27	700	700,875
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	103,071
Series 2018-02, Class A, 144A
3.470%	01/15/30	500	523,717
Series 2019-01, Class A, 144A
3.520%	07/15/30	700	732,036
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A2, 1 Month LIBOR + 0.460%
2.854%(c)	11/15/21	900	900,681
Series 2019-02, Class A
3.060%	04/15/26	200	206,144
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,070
GMF Floorplan Owner Revolving Trust,
Series 2017-01, Class A2, 144A, 1 Month LIBOR + 0.570%
2.964%(c)	01/18/22	1,500	1,504,500
Honda Auto Receivables Owner Trust,
Series 2018-04, Class A3
3.160%	01/17/23	850	866,154
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	38	37,547
Series 2017-02A, Class A, 144A
2.310%	12/14/21	221	220,563

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2018-01A, Class A, 144A
3.430%	12/16/24	900	$912,667
Series 2019-01A, Class A, 144A
3.630%	09/14/27	600	620,571
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	600	607,031
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	320	320,367

			13,244,514

Collateralized Loan Obligations — 15.6%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%
3.697%(c)	07/15/31	1,000	989,941
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.417%(c)	01/15/27	500	497,559
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%
3.552%(c)	04/23/31	1,000	987,247
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%
3.597%(c)	04/15/29	62	62,526
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.408%(c)	01/17/28	750	744,749
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%
4.022%(c)	10/20/29	250	250,910
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%
3.558%(c)	04/17/31	750	739,516
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	250	248,287
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
3.462%(c)	04/19/29	1,000	992,369
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%
3.308%(c)	11/15/26	488	486,514
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.607%(c)	04/15/31	500	494,121
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.427%(c)	04/15/27	1,000	996,095
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.401%(c)	01/18/28	500	497,386
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.670%(c)	02/20/31	750	745,247
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.811%(c)	01/16/31	750	743,916

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	750	$747,265
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%
3.666%(c)	04/26/31	1,500	1,486,576
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.701%(c)	07/16/31	250	248,407
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160%
3.752%(c)	10/20/31	500	497,756
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.732%(c)	01/20/31	1,000	993,087
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	10/18/31	500	496,553
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390%
3.970%(c)	10/25/28	750	750,033
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	01/15/32	500	500,108
Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%
4.012%(c)	10/20/28	500	500,487
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990%
3.591%(c)	04/18/31	750	741,891
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%
3.501%(c)	01/18/29	1,000	994,125
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
3.662%(c)	01/20/31	500	495,593
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.738%(c)	01/17/31	500	497,267
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.547%(c)	04/15/29	2,750	2,724,742

			21,150,273

Consumer Loans — 0.9%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	559	564,680
Series 2019-02, Class A, 144A
3.010%	04/25/28	655	658,969

			1,223,649

Credit Cards — 4.0%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	800	817,714
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	800	802,727
Series 2017-A1, Class A, 1 Month LIBOR + 0.300%
2.694%(c)	01/15/22	1,600	1,601,837

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
Citibank Credit Card Issuance Trust,
Series 2016-A02, Class A2
2.190%	11/20/23	1,500	$1,503,121
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
3.024%(c)	04/22/26	500	503,193
Discover Card Execution Note Trust,
Series 2015-A02, Class A
1.900%	10/17/22	200	199,518

			5,428,110

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-A, Class A5, 144A
3.080%	11/12/41	300	308,646

Residential Mortgage-Backed Securities — 0.3%
Towd Point Mortgage Trust,
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	333	341,920

Student Loans — 0.9%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	607	608,303
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	263	265,020
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	351	351,030

			1,224,353

TOTAL ASSET-BACKED SECURITIES (cost $42,787,927)			42,921,465

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.6%
Barclays Commercial Mortgage Securities,
Series 2017-C01, Class A1
2.010%	02/15/50	488	485,286
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	1,800	1,827,994
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	444	439,562
Commercial Mortgage Trust,
Series 2013-LC13, Class A3
3.689%	08/10/46	512	514,728
Series 2014-CR18, Class A3
3.528%	07/15/47	105	104,353
Series 2014-LC17, Class A5
3.917%	10/10/47	206	220,486
Series 2014-UBS05, Class A4
3.838%	09/10/47	215	229,192
Series 2015-CR22, Class A3
3.207%	03/10/48	100	102,346
Series 2015-CR26, Class A3
3.359%	10/10/48	600	626,949
Series 2015-LC21, Class A3
3.445%	07/10/48	600	630,763

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A1
2.010%	11/15/48	744	$741,201
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	685	718,088
Series 2019-M01, Class A1
3.355%	06/25/28	895	942,151
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class A2
2.673%	03/25/26	1,500	1,535,295
GS Mortgage Securities Trust,
Series 2015-GC28, Class A1
1.528%	02/10/48	28	28,324
Series 2015-GC32, Class A3
3.498%	07/10/48	600	632,476
Series 2017-GS07, Class A1
1.950%	08/10/50	632	629,414
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	60	61,298
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	536	534,455
Series 2017-JP07, Class A1
1.969%	09/15/50	814	810,215
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	748	759,088
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	3	3,069
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A2
3.101%	12/15/47	146	146,268
Series 2015-C23, Class A3
3.451%	07/15/50	800	838,223
Series 2015-C26, Class A3
3.211%	10/15/48	315	324,761
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	616,914
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,600	2,633,440
Series 2016-UB12, Class A1
1.779%	12/15/49	838	832,708
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	1,576	1,570,303
Series 2018-C08, Class ASB
3.903%	02/15/51	2,300	2,469,859
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A2
2.552%	06/15/48	800	798,756
Series 2015-C29, Class A3
3.368%	06/15/48	500	522,388

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-LC20, Class A3
3.086%	04/15/50		100	$101,662
Series 2016-C37, Class A1
1.944%	12/15/49		1,012	1,007,486
Series 2017-C38, Class A1
1.968%	07/15/50		476	474,622
Series 2017-C41, Class A2
2.590%	11/15/50		1,100	1,110,805
Series 2017-RB01, Class A1
2.056%	03/15/50		400	398,682
Series 2017-RB01, Class A2
2.749%	03/15/50		1,400	1,415,473

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,420,587)				27,839,083

CORPORATE BONDS — 15.2%
Agriculture — 0.2%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22		275	281,119

Banks — 6.4%
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20		200	199,364
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		495	516,112
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24		585	625,675
Sub. Notes, MTN
4.450%	03/03/26		595	641,793
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26		925	957,424
Sub. Notes
3.875%	03/26/25		250	260,896
4.400%	06/10/25		385	410,889
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20		500	498,963
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25		835	873,389
3.850%	01/26/27		55	57,486
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		55	57,701
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26		390	397,002
3.125%	01/23/25		580	596,428
3.509%(ff)	01/23/29	(a)	270	280,702
Sub. Notes
4.250%	10/01/27		550	595,681

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	815	$855,372
Sub. Notes, GMTN
4.350%	09/08/26	720	772,075

			8,596,952

Biotechnology — 0.4%
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	495	512,580

Computers — 1.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	100	103,289
3.200%	05/13/25	1,250	1,306,647

			1,409,936

Diversified Financial Services — 0.4%
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	261,757
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.750%	04/16/21	250	253,410

			515,167

Electric — 1.8%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	235,328
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	60	59,466
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	810	827,341
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	150	148,301
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	165,581
Southern Power Co.,
Sr. Unsec’d. Notes, Series D
1.950%	12/15/19	460	458,618
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	495	503,247

			2,397,882

Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	47	49,300

Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	915	957,952

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	455	$478,102

Multi-National — 0.8%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	405	401,456
2.750%	01/06/23	650	654,674

			1,056,130

Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	200	197,500
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	263	266,904
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	350	361,179

			825,583

Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	25	25,167
3.600%	05/14/25	700	723,224
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	225	230,270
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	290	301,029
CVS Health Corp.,
Sr. Unsec’d. Notes
3.375%	08/12/24	375	384,121
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	425	428,565

			2,092,376

Software — 0.4%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25	475	502,758
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	100	102,904

			605,662

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	740	797,040

TOTAL CORPORATE BONDS (cost $19,953,097)			20,575,781

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57		131	$131,627
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60		324	324,578
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58		700	699,842
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		419	434,685

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,581,154)				1,590,732

SOVEREIGN BONDS — 3.3%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20		200	200,160
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		200	199,508
2.125%	10/25/23		200	199,359
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, 144A, EMTN
1.125%	08/03/19		200	199,784
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19		700	699,094
2.200%	07/26/22		220	221,408
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20		400	425,464
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	(a)	1,500	1,512,078
2.500%	09/10/21		50	50,582
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28		275	307,518
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		500	499,515

TOTAL SOVEREIGN BONDS (cost $4,462,771)				4,514,470

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Federal Home Loan Bank
2.625%	10/01/20		730	736,258
3.000%	10/12/21		3,000	3,079,908
Federal Home Loan Mortgage Corp.
1.375%	08/15/19		500	499,467
2.750%	06/19/23		4,000	4,141,578

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.
1.875%	09/24/26		75	$74,236
2.000%	10/05/22		1,200	1,208,398
2.125%	04/24/26		3,675	3,701,763
2.375%	01/19/23		180	183,538
2.500%	02/05/24		210	216,310
2.875%	09/12/23		4,325	4,504,459
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	09/18/23		365	417,171
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20		225	225,248

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,481,594)				18,988,334

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bonds
3.000%	02/15/49		235	258,096
3.375%	11/15/48		10	11,771
5.250%	11/15/28		850	1,087,037
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		896	942,751
U.S. Treasury Notes
1.125%	02/28/21		280	276,839
1.375%	04/30/21		10	9,926
1.750%	06/15/22		305	305,429
1.750%	06/30/24		3,680	3,678,419
2.000%	05/31/24		625	632,349
2.125%	05/31/21		2,115	2,129,375
2.125%	09/30/21	(k)	4,850	4,890,922
2.125%	05/31/26		910	925,214
2.375%	05/15/29		495	511,532
2.500%	12/31/20		265	267,567

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,741,413)				15,927,227

TOTAL LONG-TERM INVESTMENTS (cost $130,428,543)				132,357,092

			Shares

SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUNDS — 2.9%
PGIM Core Ultra Short Bond Fund(w)			2,142,111	2,142,111
PGIM Institutional Money Market Fund (cost $1,680,199; includes $1,676,786 of cash collateral for securities on loan)(b)(w)			1,679,840	1,680,344

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,822,310)				3,822,455

OPTIONS PURCHASED*~ — 0.1% (cost $73,559)				151,578

TOTAL SHORT-TERM INVESTMENTS (cost $3,895,869)				3,974,033

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.8% (cost $134,324,412)				136,331,125

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Value
OPTIONS WRITTEN*~ — (0.0)% (premiums received $26,494)	$(6,988)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.8% (cost $134,297,918)	136,324,137
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.8)%	(1,028,976)

NET ASSETS — 100.0%	$135,295,161

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,641,869; cash collateral of $1,676,786 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	60	120	$6,563
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	20	20	313
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	20	20	1,563
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	28	70	175
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.13	66	165	1,238
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	28	70	1,400
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	28	70	175
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	28	70	4,025
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	28	70	350
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	28	70	5,600

Total Exchange Traded (cost $68,156)						$21,402

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$1,033
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	974
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	596	8,630
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	579	8,358
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,448	19,626
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,874	40,859
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,920	42,548
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	579	8,083

Total OTC Traded (cost $3,947)							$130,111

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30-Year Interest Rate Swap, 8/19/49 (cost $1,456)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	130	$65

Total Options Purchased (cost $73,559)								$151,578

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	40	40	$(625)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.88	66	165	(413)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	56	140	(350)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	56	140	(2,100)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	56	140	(3,500)

Total Options Written (premiums received $26,494)						$(6,988)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
95	10 Year U.S. Treasury Notes	Sep. 2019	$12,157,031	$43,747
134	10 Year U.S. Ultra Treasury Notes	Sep. 2019	18,508,750	592,674
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,953,188	80,741

				717,162

Short Positions:
42	2 Year U.S. Treasury Notes	Sep. 2019	9,037,547	(58,117)
257	5 Year U.S. Treasury Notes	Sep. 2019	30,366,156	(314,797)
69	20 Year U.S. Treasury Bonds	Sep. 2019	10,735,969	(419,626)

				(792,540)

				$(75,378)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
15,000	06/12/20	1.896%(S)	3 Month LIBOR(1)(Q)	$211	$25,635	$25,424
4,205	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	167	2,135	1,968
5,280	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	179	(4,117)	(4,296)
4,200	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(55,271)	(55,271)
1,292	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(459)	12,891	13,350
4,590	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	169	8,958	8,789
16,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	237	2,575	2,338
800	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(18,751)	(18,751)
40,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	410	(364,907)	(365,317)
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(43,338)	(48,008)
3,796	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,641)	(86,435)	(80,794)
3,660	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(69,658)	(69,658)

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	$—	$(9,608)	$(9,608)
3,465	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	10,022	(30,462)	(40,484)
4,605	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(114,978)	(114,978)
5,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,612	(127,703)	(139,315)
1,720	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(81,442)	(81,442)
2,250	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	3,777	(113,424)	(117,201)
27,610	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(19,009)	(1,893,795)	(1,874,786)
12,014	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	532	(1,018,248)	(1,018,780)
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(3,323)	(3,323)
2,181	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(105)	(96,812)	(96,707)
22,007	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(13,939)	(109,783)	(95,844)
38,000	06/23/26	1.565%(S)	3 Month LIBOR(2)(Q)	566,083	(664,006)	(1,230,089)
87,000	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	(803,221)	(1,729,207)	(925,986)
91,450	11/14/26	1.981%(S)	3 Month LIBOR(2)(Q)	(1,962,306)	776,982	2,739,288
16,515	12/06/26	2.266%(S)	3 Month LIBOR(2)(Q)	202	478,704	478,502
1,182	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	16,484	(15,896)	(32,380)
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	(4,986)	(4,851)
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(6,414)	(6,414)
785	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	(25,141)	(24,598)
20,950	07/07/27	2.310%(S)	3 Month LIBOR(2)(Q)	(310,770)	799,419	1,110,189
39,203	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(455,929)	(3,069,887)	(2,613,958)
7,027	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(26,427)	(573,552)	(547,125)
1,325	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(9,130)	46,931	56,061
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(13,066)	(13,066)

				$(2,992,859)	$(8,189,980)	$(5,197,121)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$3,907,695

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$13,244,514	$—
Collateralized Loan Obligations	—	21,150,273	—
Consumer Loans	—	1,223,649	—
Credit Cards	—	5,428,110	—
Equipment	—	308,646	—

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities	$—	$341,920	$—
Student Loans	—	1,224,353	—
Commercial Mortgage-Backed Securities	—	27,839,083	—
Corporate Bonds	—	20,575,781	—
Residential Mortgage-Backed Securities	—	1,590,732	—
Sovereign Bonds	—	4,514,470	—
U.S. Government Agency Obligations	—	18,988,334	—
U.S. Treasury Obligations	—	15,927,227	—
Affiliated Mutual Funds	3,822,455	—	—
Options Purchased	21,402	130,176	—
Options Written	(6,988)	—	—
Other Financial Instruments*
Futures Contracts	(75,378)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,197,121)	—

Total	$3,761,491	$127,290,147	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	20.6%
Collateralized Loan Obligations	15.6
U.S. Government Agency Obligations	14.0
U.S. Treasury Obligations	11.8
Automobiles	9.8
Banks	6.4
Credit Cards	4.0
Sovereign Bonds	3.3
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	2.9
Electric	1.8
Pharmaceuticals	1.5
Residential Mortgage-Backed Securities	1.5
Computers	1.0
Student Loans	0.9
Consumer Loans	0.9
Multi-National	0.8
Insurance	0.7

Oil & Gas	0.6%
Telecommunications	0.6
Software	0.4
Diversified Financial Services	0.4
Biotechnology	0.4
Media	0.4
Equipment	0.2
Agriculture	0.2
Options Purchased	0.1
Healthcare-Products	0.0 *

100.8
Options Written	(0.0)*
Liabilities in excess of other assets	(0.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$717,162	*	Due from/to broker — variation margin futures	$792,540	*

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin swaps	$4,435,909	*	Due from/to broker — variation margin swaps	$9,633,030	*
Interest rate contracts	Unaffiliated investments	151,578		Options written outstanding, at value	6,988

		$5,304,649			$10,432,558

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$44
Interest rate contracts	1,637	6,086	(1,217,001)	(402,288)

Total	$1,637	$6,086	$(1,217,001)	$(402,244)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(5,066)	$19,506	$1,613,493	$6,253,334

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$33,437	$260,333	$34,047,391	$79,704,126	$103,333	$240,000	$485,450,667

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,641,869	$(1,641,869)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$103,033	$—	$103,033	$—	$103,033
Barclays Bank PLC	26,104	—	26,104	—	26,104
Citibank, N.A.	65	—	65	—	65
Morgan Stanley & Co. International PLC	974	—	974	—	974

	$130,176	$—	$130,176	$—	$130,176

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2026 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $1,641,869:
Unaffiliated investments (cost $130,502,102)	$132,508,670
Affiliated investments (cost $3,822,310)	3,822,455
Cash	185,263
Receivable for investments sold	3,434,575
Dividends and interest receivable	615,642
Receivable for Portfolio shares sold	290,656
Due from broker-variation margin futures	15,757
Prepaid expenses	268

Total Assets	140,873,286

LIABILITIES
Payable for investments purchased	3,676,725
Payable to broker for collateral for securities on loan	1,676,786
Due to broker-variation margin swaps	76,343
Accrued expenses and other liabilities	66,979
Payable for Portfolio shares repurchased	46,410
Management fee payable	22,189
Options written outstanding, at value (proceeds received $26,494)	6,988
Distribution fee payable	5,336
Affiliated transfer agent fee payable	369

Total Liabilities	5,578,125

NET ASSETS	$135,295,161

Net assets were comprised of:
Partners Equity	$135,295,161

Net asset value and redemption price per share, $135,295,161 / 11,940,192 outstanding shares of beneficial interest	$11.33

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $625 foreign withholding tax)	$2,367,857
Affiliated dividend income	14,975
Affiliated income from securities lending, net	688

Total income	2,383,520

EXPENSES
Management fee	381,256
Distribution fee	201,899
Custodian and accounting fees	34,988
Audit fee	25,291
Trustees’ fees	5,893
Legal fees and expenses	5,745
Shareholders’ reports	3,521
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	17,267

Total expenses	679,336

NET INVESTMENT INCOME (LOSS)	1,704,184

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $136)	776,956
Futures transactions	(1,217,001)
Options written transactions	6,086
Swap agreements transactions	(402,244)

(836,203)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $145)	3,821,291
Futures	1,613,493
Options written	19,506
Swap agreements	6,253,334

11,707,624

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	10,871,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,575,605

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,704,184	$4,178,256
Net realized gain (loss) on investment transactions	(836,203)	(180,274)
Net change in unrealized appreciation (depreciation) on investments	11,707,624	(5,610,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,575,605	(1,612,621)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [523,055 and 12,803,604 shares, respectively]	5,749,038	129,546,445
Portfolio shares repurchased [7,221,518 and 14,490,767 shares, respectively]	(78,255,666)	(147,702,031)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(72,506,628)	(18,155,586)

TOTAL INCREASE (DECREASE)	(59,931,023)	(19,768,207)
NET ASSETS:
Beginning of period	195,226,184	214,994,391

End of period	$135,295,161	$195,226,184

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.9%

ASSET-BACKED SECURITIES — 32.1%
Automobiles — 14.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	200	$199,995
Series 2015-01A, Class A, 144A
2.500%	07/20/21	1,100	1,100,991
Series 2015-02A, Class A, 144A
2.630%	12/20/21	700	701,777
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	200	199,426
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	900	918,608
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,042,264
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	119	118,785
Series 2018-02, Class B
3.220%	04/15/22	894	895,676
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	339	338,276
Series 2017-02, Class A2, 144A
1.970%	01/20/23	226	225,410
Series 2018-01, Class A2, 144A
2.870%	10/20/23	553	556,195
Series 2018-02, Class A2, 144A
3.140%	02/20/24	581	584,966
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	1,400	1,416,635
Series 2017-02, Class A, 144A
2.360%	03/15/29	1,300	1,302,891
Series 2019-01, Class A, 144A
3.520%	07/15/30	900	941,189
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A
3.170%	03/15/25	2,700	2,795,465
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,070
GMF Floorplan Owner Revolving Trust,
Series 2017-01, Class A2, 144A, 1 Month LIBOR + 0.570%
2.964%(c)	01/18/22	1,700	1,705,100
Huntington Auto Trust,
Series 2016-01, Class A3
1.590%	11/16/20	143	142,737
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	43	43,603
Series 2017-02A, Class A, 144A
2.310%	12/14/21	265	264,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2018-01A, Class A, 144A
3.430%	12/16/24	1,000	$1,014,074
Series 2019-01A, Class A, 144A
3.630%	09/14/27	800	827,428
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	700	708,203
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	366	366,134

			18,513,573

Collateralized Loan Obligations — 11.2%
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/15/28	2,000	2,000,297
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%
3.597%(c)	04/15/29	125	125,051
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%
4.022%(c)	10/20/29	250	250,910
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%
3.451%(c)	01/16/26	232	231,841
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.607%(c)	04/15/31	500	494,121
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.670%(c)	02/20/31	1,000	993,663
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.811%(c)	01/16/31	750	743,916
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%
3.666%(c)	04/26/31	2,000	1,982,101
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.622%(c)	04/20/31	750	741,507
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/23/31	1,500	1,493,631
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	10/18/31	500	496,553
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	01/15/32	750	750,162
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.738%(c)	01/17/31	500	497,267
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.547%(c)	04/15/29	4,000	3,963,262

			14,764,282

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 1.1%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	719	$726,017
Series 2019-02, Class A, 144A
3.010%	04/25/28	748	753,107

			1,479,124

Credit Cards — 3.9%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	700	715,500
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	900	903,068
Citibank Credit Card Issuance Trust,
Series 2016-A02, Class A2
2.190%	11/20/23	1,800	1,803,745
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
3.024%(c)	04/22/26	700	704,470
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000	1,016,306

			5,143,089

Equipment — 0.8%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	800	802,124
Series 2019-A, Class A5, 144A
3.080%	11/12/41	300	308,645

			1,110,769

Student Loans — 1.1%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	701	701,889
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	300	308,112
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	451	451,324

			1,461,325

TOTAL ASSET-BACKED SECURITIES (cost $42,185,566)			42,472,162

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.1%
Barclays Commercial Mortgage Securities,
Series 2017-C01, Class A1
2.010%	02/15/50	488	485,286
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	2,000	2,031,105
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	514	509,113

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-P04, Class A3
2.646%	07/10/49	500	$501,929
Commercial Mortgage Trust,
Series 2012-CR04, Class A2
1.801%	10/15/45	1,468	1,460,223
Series 2014-CR21, Class A3
3.528%	12/10/47	488	510,836
Series 2014-LC17, Class A3
3.723%	10/10/47	115	118,555
Series 2014-UBS02, Class A2
2.820%	03/10/47	26	26,342
Series 2014-UBS04, Class A5
3.694%	08/10/47	155	163,923
Series 2015-PC01, Class A2
3.148%	07/10/50	1,035	1,039,301
Series 2016-COR01, Class A3
2.826%	10/10/49	1,600	1,618,169
Series 2016-DC02, Class A5
3.765%	02/10/49	390	416,401
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A1
2.010%	11/15/48	860	856,808
Series 2016-C06, Class A1
1.493%	01/15/49	592	588,806
Series 2016-C06, Class A2
2.662%	01/15/49	150	150,333
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	1,271	1,263,181
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	782	820,672
Series 2019-M01, Class A1
3.355%	06/25/28	1,094	1,151,518
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class A2
2.673%	03/25/26	200	204,706
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	145	146,260
Series 2015-GC28, Class A1
1.528%	02/10/48	33	32,666
Series 2017-GS07, Class A1
1.950%	08/10/50	735	731,789
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	109	109,028
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2
2.882%	12/15/49	1,400	1,425,767
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	204	204,010
Series 2013-LC11, Class A4
2.694%	04/15/46	897	910,905

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-JP02, Class A1
1.324%	08/15/49	226		$223,550
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	1		798
Series 2007-C06, Class AMFL, 144A
6.114%	07/15/40	—	(r)	245
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class A3
3.211%	10/15/48	370		381,466
Series 2015-C27, Class A1
1.980%	12/15/47	15		14,985
Series 2016-C31, Class A4
2.840%	11/15/49	1,100		1,112,907
Series 2016-C32, Class A1
1.968%	12/15/49	314		311,612
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	1,458		1,442,733
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	1,849		1,842,295
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	604		609,118
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3
2.807%	11/15/59	1,100		1,109,962
Series 2016-C37, Class A1
1.944%	12/15/49	1,201		1,195,770
Series 2017-C38, Class A1
1.968%	07/15/50	550		547,640
Series 2017-C41, Class A2
2.590%	11/15/50	1,300		1,312,770
Series 2017-RB01, Class A2
2.749%	03/15/50	1,600		1,617,683

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $28,937,738)				29,201,166

CORPORATE BONDS — 11.8%
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20		20,291

Banks — 5.1%
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20	200		199,364
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	168		172,871
Sub. Notes, MTN
4.450%	03/03/26	695		749,657

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	405	$419,196
3.700%	01/12/26	25	26,317
Sub. Notes
4.400%	06/10/25	520	554,968
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	750	777,804
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20	500	498,963
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	475	483,248
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	60	62,074
3.850%	01/26/27	470	491,242
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	160	162,873
3.200%	06/15/26	600	617,480
Sub. Notes
4.250%	10/01/27	305	330,332
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	720	765,369
Sub. Notes, GMTN
4.350%	09/08/26	385	412,846

			6,724,604

Commercial Services — 0.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	801,441

Diversified Financial Services — 0.6%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	250	263,085
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	261,757
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.750%	04/16/21	250	253,410

			778,252

Electric — 1.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	300	301,500
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	15	14,866
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	960	980,552

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		35	$34,604
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26		615	625,246

				1,956,768

Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		25	25,963

Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		750	785,207

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		115	124,849

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		580	574,925
2.750%	01/06/23		650	654,673

				1,229,598

Oil & Gas — 0.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21		494	511,377
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21		225	222,187
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		303	307,498

				1,041,062

Packaging & Containers — 0.5%
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23		635	659,663

Pipelines — 0.2%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26		315	320,724

Telecommunications — 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29		500	538,541
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	(a)	325	324,187

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21		335	$349,555

				1,212,283

TOTAL CORPORATE BONDS (cost $15,326,382)				15,680,705

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57		152	152,410
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60		324	324,579
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58		800	799,819
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		468	485,824

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,751,949)				1,762,632

SOVEREIGN BONDS — 4.7%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20		200	200,160
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		400	399,016
2.125%	10/25/23		200	199,359
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, 144A, EMTN
1.125%	08/03/19		200	199,784
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19		1,000	998,706
2.200%	07/26/22		260	261,664
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	(a)	300	297,412
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20		400	425,464
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	(a)	1,500	1,512,078
2.500%	09/10/21		105	106,223
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		780	810,295
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28		325	363,430

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		500	$499,515

TOTAL SOVEREIGN BONDS (cost $6,163,093)				6,273,106

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Federal Home Loan Bank
3.000%	10/12/21		5,000	5,133,179
Federal Home Loan Mortgage Corp.
1.375%	08/15/19		800	799,147
2.375%	02/16/21		5,600	5,648,489
Federal National Mortgage Assoc.
2.000%	10/05/22		750	755,249
2.125%	04/24/26	(k)	4,345	4,376,642
2.375%	01/19/23		435	443,550
2.500%	02/05/24		2,705	2,786,282
2.875%	09/12/23		705	734,253
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20		260	260,287

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,553,339)				20,937,078

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Notes
1.125%	02/28/21		175	173,024
1.750%	06/30/24		2,090	2,089,102
2.125%	09/30/21	(k)	5,035	5,077,483
2.375%	08/15/24	(k)	700	720,508

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,897,557)				8,060,117

TOTAL LONG-TERM INVESTMENTS (cost $122,815,624)				124,386,966

			Shares

SHORT-TERM INVESTMENTS — 6.8%

AFFILIATED MUTUAL FUNDS — 6.7%
PGIM Core Short-Term Bond Fund(w)			729,960	6,737,529
PGIM Core Ultra Short Bond Fund(w)			578	578
PGIM Institutional Money Market Fund (cost $2,053,397; includes $2,049,602 of cash collateral for securities on loan)(b)(w)			2,052,987	2,053,603

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,819,361)				8,791,710

OPTIONS PURCHASED*~ — 0.1%
(cost $79,639)				173,872

TOTAL SHORT-TERM INVESTMENTS (cost $8,899,000)				8,965,582

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.7% (cost $131,714,624)				133,352,548

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $28,301)	$(7,481)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.7% (cost $131,686,323)	133,345,067
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.7)%	(973,873)

NET ASSETS — 100.0%	$132,371,194

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,005,492; cash collateral of $2,049,602 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	65	130	$7,109
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	21	21	328
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	21	21	1,641
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.75	30	75	187
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.13	72	180	1,350
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.25	30	75	1,500
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75	30	75	188
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25	30	75	4,312
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	30	75	375
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	30	75	6,000

Total Exchange Traded (cost $73,199)						$22,990

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	200	$2,066
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. LLC	11/21/19	0.13%	—	100	974
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	688	9,963
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	669	9,657
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,672	22,662
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	3,319	47,185
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	3,360	48,960
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	669	9,340

Total OTC Traded (cost $4,760)							$150,807

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $1,680)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR	(Q)	2.66	%(S)	150	$75

Total Options Purchased (cost $79,639)										$173,872

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	42	42	$(656)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.88	72	180	(450)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.00	60	150	(375)
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00	60	150	(2,250)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	60	150	(3,750)

Total Options Written (premiums received $28,301)						$(7,481)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
245	5 Year U.S. Treasury Notes	Sep. 2019	$28,948,282	$21,594
275	10 Year U.S. Treasury Notes	Sep. 2019	35,191,406	162,628
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,065,375	4,303

				188,525

Short Positions:
12	2 Year U.S. Treasury Notes	Sep. 2019	2,582,156	(14,547)
176	10 Year U.S. Ultra Treasury Notes	Sep. 2019	24,310,000	(262,722)
79	20 Year U.S. Treasury Bonds	Sep. 2019	12,291,906	(480,930)

				(758,199)

				$(569,674)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,420	12/31/20	1.678%(S)	3 Month LIBOR(1)(Q)	$1,128	$7,042	$5,914
4,875	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(64,154)	(64,154)
424	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(459)	4,230	4,689
5,414	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	172	10,566	10,394
6,190	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	3,274	12,660	9,386
310	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	151	4,350	4,199
55,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	450	8,854	8,404
2,000	12/31/22	1.903%(S)	3 Month LIBOR(1)(Q)	1,098	(12,112)	(13,210)
20,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	295	(182,453)	(182,748)
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(43,338)	(48,008)
3,800	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,098)	(86,527)	(80,429)
5,100	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(46,732)	(120,071)	(73,339)
9,830	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(12,358)	(239,278)	(226,920)
4,200	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(79,936)	(79,936)
4,450	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	13,165	(39,121)	(52,286)
28,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	81,116	(724,138)	(805,254)
600	12/31/24	2.072%(S)	3 Month LIBOR(1)(Q)	420	(9,619)	(10,039)
2,065	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(97,777)	(97,777)
2,960	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,050	(149,216)	(153,266)
32,248	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(22,217)	(2,211,920)	(2,189,703)
10,130	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	469	(858,569)	(859,038)
490	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(13,026)	(13,026)
122	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(538)	(5,416)	(4,878)
5,910	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(10,541)	(219,914)	(209,373)
42,006	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(18,848)	(209,549)	(190,701)
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	(19,460)	(39,191)
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	(4,986)	(4,851)
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(9,560)	(9,560)
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	(29,464)	(28,921)
915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(28,664)	(28,664)
291,140	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	9,200,340	8,471,878	(728,462)
45,234	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(526,384)	(3,542,159)	(3,015,775)
7,664	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(28,022)	(625,545)	(597,523)
1,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	61,098	73,040
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(13,066)	(13,066)

				$8,645,712	$(1,058,360)	$(9,704,072)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$4,680,342

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$18,513,573	$—
Collateralized Loan Obligations	—	14,764,282	—
Consumer Loans	—	1,479,124	—
Credit Cards	—	5,143,089	—
Equipment	—	1,110,769	—
Student Loans	—	1,461,325	—
Commercial Mortgage-Backed Securities	—	29,201,166	—
Corporate Bonds	—	15,680,705	—
Residential Mortgage-Backed Securities	—	1,762,632	—
Sovereign Bonds	—	6,273,106	—
U.S. Government Agency Obligations	—	20,937,078	—
U.S. Treasury Obligations	—	8,060,117	—
Affiliated Mutual Funds	8,791,710	—	—
Options Purchased	22,990	150,882	—
Options Written	(7,481)	—	—
Other Financial Instruments*
Futures Contracts	(569,674)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,704,072)	—

Total	$8,237,545	$114,833,776	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	22.1%
U.S. Government Agency Obligations	15.8
Automobiles	14.0
Collateralized Loan Obligations	11.2
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	6.7
U.S. Treasury Obligations	6.1
Banks	5.1
Sovereign Bonds	4.7
Credit Cards	3.9
Electric	1.5
Residential Mortgage-Backed Securities	1.3
Consumer Loans	1.1
Student Loans	1.1
Multi-National	0.9
Telecommunications	0.9
Equipment	0.8

Oil & Gas	0.8%
Commercial Services	0.6
Insurance	0.6
Diversified Financial Services	0.6
Packaging & Containers	0.5
Pipelines	0.2
Options Purchased	0.1
Media	0.1
Healthcare-Services	0.0	*
Auto Manufacturers	0.0	*

	100.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.7)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contract risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$188,525	*	Due from/to broker — variation margin futures	$758,199	*
Interest rate contracts	Due from/to broker — variation margin swaps	116,026	*	Due from/to broker — variation margin swaps	9,820,098	*
Interest rate contracts	Unaffiliated investments	173,872		Options written outstanding, at value	7,481

		$478,423			$10,585,778

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$46
Interest rate contracts	1,589	6,922	(102,240)	(2,424,963)

Total	$1,589	$6,922	$(102,240)	$(2,424,917)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(1,825)	$20,820	$662,889	$10,488,396

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$37,018	$284,000	$50,990,146	$69,548,793	$110,000	$280,000	$585,169,000

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,005,492	$(2,005,492)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$118,807	$—	$118,807	$—	$118,807
Barclays Bank PLC	31,026	—	31,026	—	31,026
Citibank, N.A.	75	—	75	—	75
Morgan Stanley & Co. LLC	974	—	974	—	974

	$150,882	$—	$150,882	$—	$150,882

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BOND PORTFOLIO 2027 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $2,005,492:
Unaffiliated investments (cost $122,895,263)	$124,560,838
Affiliated investments (cost $8,819,361)	8,791,710
Receivable for investments sold	3,212,673
Dividends and interest receivable	572,052
Due from broker-variation margin futures	13,603
Prepaid expenses and other assets	911

Total Assets	137,151,787

LIABILITIES
Payable for investments purchased	2,077,372
Payable to broker for collateral for securities on loan	2,049,602
Payable for Portfolio shares repurchased	216,478
Loan payable	120,000
Due to broker-variation margin swaps	111,848
Payable to custodian	94,800
Accrued expenses and other liabilities	75,833
Management fee payable	21,666
Options written outstanding, at value (proceeds received $28,301)	7,481
Distribution fee payable	5,144
Affiliated transfer agent fee payable	369

Total Liabilities	4,780,593

NET ASSETS	$132,371,194

Net assets were comprised of:
Partners Equity	$132,371,194

Net asset value and redemption price per share, $132,371,194 / 11,918,396 outstanding shares of beneficial interest	$11.11

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $825 foreign withholding tax)	$2,564,775
Affiliated dividend income	176,659
Unaffiliated dividend income	67,567
Affiliated income from securities lending, net	998

Total income	2,809,999

EXPENSES
Management fee	438,690
Distribution fee	232,312
Custodian and accounting fees	37,816
Audit fee	25,291
Trustees’ fees	5,983
Legal fees and expenses	5,756
Shareholders’ reports	3,541
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	26,512

Total expenses	779,377

NET INVESTMENT INCOME (LOSS)	2,030,622

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(25,833))	939,577
Futures transactions	(102,240)
Options written transactions	6,922
Swap agreements transactions	(2,424,917)

(1,580,658)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $53,542)	3,799,442
Futures	662,889
Options written	20,820
Swap agreements	10,488,396

14,971,547

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	13,390,889

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,421,511

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,030,622	$4,893,530
Net realized gain (loss) on investment transactions	(1,580,658)	(525,545)
Net change in unrealized appreciation (depreciation) on investments	14,971,547	(6,598,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,421,511	(2,230,900)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [346,359 and 15,976,897 shares, respectively]	3,565,849	157,085,382
Portfolio shares repurchased [11,567,674 and 17,757,318 shares, respectively]	(122,584,708)	(176,170,366)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(119,018,859)	(19,084,984)

CAPITAL CONTRIBUTIONS	—	4,721

TOTAL INCREASE (DECREASE)	(103,597,348)	(21,311,163)
NET ASSETS:
Beginning of period	235,968,542	257,279,705

End of period	$132,371,194	$235,968,542

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.9%

ASSET-BACKED SECURITIES — 28.1%
Automobiles — 9.3%
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	41	$40,678
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	100	103,065
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	100	99,713
Carmax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	600	612,259
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	30	29,696
Enterprise Fleet Financing LLC,
Series 2017-02, Class A2, 144A
1.970%	01/20/23	45	45,082
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	100	101,188
Series 2019-01, Class A, 144A
3.520%	07/15/30	300	313,730
Ford Credit Floorplan Master Owner Trust,
Series 2017-02, Class A2, 1 Month LIBOR + 0.350%
2.744%(c)	09/15/22	100	100,070
Series 2018-02, Class A
3.170%	03/15/25	800	828,283
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,070
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	300	304,314
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	200	206,857
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	77	77,045
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	200	202,344
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	91	91,534

			3,258,928

Collateralized Loan Obligations — 11.3%
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.417%(c)	01/15/27	250	248,780
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%
3.558%(c)	04/17/31	250	246,505

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	01/20/32	500	$501,063
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	250	248,287
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
3.462%(c)	04/19/29	250	248,092
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.616%(c)	04/26/31	250	246,554
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	250	249,088
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
3.668%(c)	04/17/31	250	247,185
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%
3.642%(c)	04/20/31	250	247,455
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%
3.939%(c)	01/20/32	500	502,373
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.392%(c)	07/20/27	250	249,061
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%
4.012%(c)	10/20/28	250	250,243
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.550%(c)	04/25/31	250	246,809
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%
3.501%(c)	01/18/29	250	248,531

			3,980,026

Consumer Loans — 1.0%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	160	161,337
Series 2019-02, Class A, 144A
3.010%	04/25/28	187	188,277

			349,614

Credit Cards — 2.7%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	400	408,857
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	200	200,682
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	300	333,122

			942,661

Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2019-A, Class A5, 144A
3.080%	11/12/41	100	102,882

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans — 3.5%
Commonbond Student Loan Trust,
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	148	$150,560
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A1FX, 144A
2.680%	05/26/43	127	127,341
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	187	187,170
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	100	102,704
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	416,380
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	223	224,837

			1,208,992

TOTAL ASSET-BACKED SECURITIES (cost $9,711,372)			9,843,103

COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.7%
CD Mortgage Trust,
Series 2016-CD01, Class A1
1.443%	08/10/49	246	243,794
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	299	297,798
Series 2016-C07, Class A2
3.585%	12/10/54	675	713,676
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3
2.935%	04/10/48	50	51,448
Series 2016-C02, Class A1
1.499%	08/10/49	143	141,884
Series 2017-P8, Class A2
3.109%	09/15/50	100	103,025
Commercial Mortgage Trust,
Series 2014-LC15, Class A4
4.006%	04/10/47	50	53,367
Series 2014-UBS02, Class A2
2.820%	03/10/47	8	8,105
Series 2014-UBS4, Class A2
2.963%	08/10/47	48	47,880
Series 2015-DC01, Class A5
3.350%	02/10/48	160	166,482
Series 2015-LC19, Class A1
1.399%	02/10/48	14	14,257
Series 2016-DC02, Class A5
3.765%	02/10/49	450	480,463
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A1
1.684%	04/15/50	26	25,549
Series 2015-C01, Class A3
3.236%	04/15/50	600	621,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-C03, Class A1
1.717%	08/15/48	75	$74,765
Series 2015-C04, Class A1
2.010%	11/15/48	240	239,545
DBJPM Mortgage Trust,
Series 2016-C03, Class A2
1.886%	08/10/49	150	148,536
Series 2017-C06, Class A1
1.907%	06/10/50	383	380,432
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	244	256,460
GS Mortgage Securities Trust,
Series 2014-GC22, Class A3
3.516%	06/10/47	46	46,723
Series 2015-GC28, Class A1
1.528%	02/10/48	9	9,178
Series 2017-GS07, Class A1
1.950%	08/10/50	202	200,958
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A1
1.695%	03/15/49	8	7,632
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	161	160,017
Series 2017-JP07, Class A1
1.969%	09/15/50	232	230,949
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	353	350,015
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	265	269,483
Series 2013-LC11, Class A4
2.694%	04/15/46	338	342,740
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	365	371,892
Series 2016-JP02, Class A1
1.324%	08/15/49	253	251,071
Series 2016-JP04, Class A1
1.891%	12/15/49	12	12,208
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	95	100,525
Series 2015-C23, Class A1
1.685%	07/15/50	118	117,759
Series 2015-C27, Class A1
1.980%	12/15/47	4	4,365
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	335	331,294
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	50	51,617
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS03, Class A1
1.504%	09/15/57	64	63,316

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-C33, Class A1
1.775%	03/15/59	327	$325,323
Series 2016-C37, Class A1
1.944%	12/15/49	376	374,366
Series 2016-LC24, Class A1
1.441%	10/15/49	13	13,234
Series 2017-C38, Class A1
1.968%	07/15/50	153	152,675
Series 2017-C39, Class A4
3.157%	09/15/50	465	479,140
Series 2017-C41, Class A2
2.590%	11/15/50	60	60,589
Series 2017-C41, Class A3
3.210%	11/15/50	225	233,012
Series 2017-RB01, Class A2
2.749%	03/15/50	25	25,276
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A2
2.862%	03/15/47	15	14,505

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,422,819)			8,669,141

CORPORATE BONDS — 18.0%
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.850%	01/05/28	20	19,560

Banks — 6.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	285	294,089
Sr. Unsec’d. Notes, MTN
3.458%(ff)	03/15/25	55	57,093
Sub. Notes, MTN
4.000%	01/22/25	240	252,434
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28	50	52,063
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	485	513,114
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20	500	498,963
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27	45	47,034
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	70	72,774
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	50	52,477

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	405	$424,902

			2,264,943

Biotechnology — 0.5%
Celgene Corp.,
Sr. Unsec’d. Notes
3.450%	11/15/27	185	192,855

Building Materials — 0.2%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	19	19,820
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.500%	12/15/27	45	44,924

			64,744

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	15	15,493

Diversified Financial Services — 0.2%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	01/25/28	60	61,963

Electric — 0.6%
Commonwealth Edison Co.,
First Mortgage
2.950%	08/15/27	35	35,491
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	50	50,371
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	50	51,647
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	60	61,634

			199,143

Insurance — 0.1%
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	50	51,093

Media — 0.2%
Comcast Corp.,
Gtd. Notes
3.000%	02/01/24	50	51,454
Discovery Communications LLC,
Gtd. Notes
2.200%	09/20/19	15	14,979

			66,433

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Multi-National — 1.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		400	$402,876
4.375%	06/15/22		50	52,611

				455,487

Oil & Gas — 1.4%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21		50	49,375
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		11	11,163
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27		205	212,354
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		50	51,293
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	(a)	180	183,546

				507,731

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20		50	50,410

Packaging & Containers — 0.6%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25		220	228,250

Pharmaceuticals — 2.4%
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27		30	30,565
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24		265	266,787
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		220	237,410
Mylan NV,
Gtd. Notes
3.950%	06/15/26		240	232,077
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		65	65,545

				832,384

Pipelines — 2.5%
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24		275	278,088

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Pipelines (continued)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	10	$10,356
4.125%	03/01/27	15	15,701
4.800%	02/15/29	65	71,591
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	235	244,242
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	195	203,526
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	50,960

			874,464

Retail — 0.6%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	190	193,844

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	230	247,729

TOTAL CORPORATE BONDS (cost $6,119,300)			6,326,526

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60	162	162,289
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58	300	299,932
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	99	102,279

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $562,226)			564,500

SOVEREIGN BONDS — 2.4%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	200,160
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	100	100,640
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	200	200,759
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23	125	132,016

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28		200	$223,649

TOTAL SOVEREIGN BONDS (cost $820,197)				857,224

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal National Mortgage Assoc.
1.875%	09/24/26		285	282,095
2.000%	10/25/22		20	20,156
2.500%	02/05/24		720	741,635
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20		305	305,336
2.875%	02/01/27		150	156,817

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,459,187)				1,506,039

U.S. TREASURY OBLIGATIONS — 19.8%
U.S. Treasury Bonds
3.000%	02/15/49		65	71,388
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		228	239,683
U.S. Treasury Notes
1.125%	02/28/21		120	118,645
1.375%	04/30/21		20	19,852
1.750%	06/15/22		180	180,253
1.750%	06/30/24		160	159,931
1.875%	04/30/22		15	15,060
2.125%	05/15/25	(k)	200	203,375
2.125%	05/31/26		320	325,350
2.375%	05/15/29		105	108,507
2.500%	12/31/20	(k)	3,720	3,756,038
U.S. Treasury Strip Coupon
2.953%(s)	08/15/28	(k)	2,100	1,739,482

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,736,769)				6,937,564

TOTAL LONG-TERM INVESTMENTS (cost $33,831,870)				34,704,097

			Shares

SHORT-TERM INVESTMENTS — 0.6%
AFFILIATED MUTUAL FUNDS — 0.5%
PGIM Core Ultra Short Bond Fund(w)			164	164
PGIM Institutional Money Market Fund (cost $160,311; includes $160,005 of cash collateral for securities on loan)(b)(w)			160,280	160,327

TOTAL AFFILIATED MUTUAL FUNDS (cost $160,475)				160,491

Value
OPTIONS PURCHASED*~ — 0.1% (cost $19,111)	$49,453

TOTAL SHORT-TERM INVESTMENTS (cost $179,586)	209,944

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.5% (cost $34,011,456)	34,914,041

OPTIONS WRITTEN*~ — (0.0)% (premiums received $6,607)	(1,744)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.5% (cost $34,004,849)	34,912,297
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.5%	176,327

NET ASSETS — 100.0%	$35,088,624

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,618; cash collateral of $160,005 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	15	30	$1,641
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	5	5	78
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	5	5	391
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	7	18	44
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.13	16	40	300
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	7	18	350
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	7	18	44
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	7	18	1,006
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	7	18	88
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	7	18	1,400

Total Exchange Traded (cost $16,946)						$5,342

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$1,033
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	974
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	195	2,824
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	190	2,743
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	476	6,452
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	944	13,421
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	960	13,988
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	190	2,653

Total OTC Traded (cost $1,661)							$44,088

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $504)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66	%(S)	45	$23

Total Options Purchased (cost $19,111)									$49,453

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	10	10	$(156)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.88	16	40	(100)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	14	35	(88)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	14	35	(525)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	14	35	(875)

Total Options Written (premiums received $6,607)						$(1,744)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
178	10 Year U.S. Treasury Notes	Sep. 2019	$22,778,438	$309,236
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	532,688	2,152

				311,388

Short Positions:
33	2 Year U.S. Treasury Notes	Sep. 2019	7,100,930	(48,964)
172	5 Year U.S. Treasury Notes	Sep. 2019	20,322,875	(263,051)
30	10 Year U.S. Ultra Treasury Bonds	Sep. 2019	4,143,750	(10,824)
25	20 Year U.S. Treasury Bonds	Sep. 2019	3,889,844	(152,944)

				(475,783)

				$(164,395)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.32.V1	06/20/24	1.000	%(Q)	3,700	$(60,642)	$(80,265)	$(19,623)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,340	03/23/21	2.370	%(A)	1 Day USOIS(1)(A)	$—	$(17,634)	$(17,634)
1,485	05/31/22	2.353	%(A)	1 Day USOIS(1)(A)	—	(34,806)	(34,806)
990	03/29/24	1.949	%(A)	1 Day USOIS(1)(A)	—	(18,842)	(18,842)
575	02/12/25	2.408	%(A)	1 Day USOIS(1)(A)	—	(27,226)	(27,226)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
1,895	02/28/25	2.454	%(A)	1 Day USOIS(1)(A)	$2,969	$(95,528)	$(98,497)
8,441	05/31/25	2.998	%(S)	3 Month LIBOR(1)(Q)	(5,882)	(578,976)	(573,094)
1,815	01/31/26	2.269	%(A)	1 Day USOIS(1)(A)	2,621	(80,566)	(83,187)
8,126	04/30/26	1.876	%(S)	3 Month LIBOR(1)(Q)	(3,606)	(40,537)	(36,931)
131	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	1,615	(1,762)	(3,377)
11,215	08/15/28	2.579	%(A)	1 Day USOIS(1)(A)	(86,936)	(878,187)	(791,251)
1,528	08/15/28	2.835	%(S)	3 Month LIBOR(1)(Q)	—	(124,717)	(124,717)
53,765	12/29/28	2.900	%(S)	3 Month LIBOR(2)(Q)	492,276	4,577,688	4,085,412

					$403,057	$2,678,907	$2,275,850

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,724,498

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,258,928	$—
Collateralized Loan Obligations.	—	3,980,026	—
Consumer Loans	—	349,614	—
Credit Cards	—	942,661	—
Equipment	—	102,882	—
Student Loans	—	1,208,992	—
Commercial Mortgage-Backed Securities	—	8,669,141	—
Corporate Bonds	—	6,326,526	—
Residential Mortgage-Backed Securities	—	564,500	—
Sovereign Bonds	—	857,224	—
U.S. Government Agency Obligations	—	1,506,039	—
U.S. Treasury Obligations	—	6,937,564	—
Affiliated Mutual Funds	160,491	—	—
Options Purchased	5,342	44,111	—
Options Written	(1,744)	—	—
Other Financial Instruments*
Futures Contracts	(164,395)	—	—
Centrally Cleared Credit Default Swap Agreement	—	(19,623)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$2,275,850	$—

Total	$(306)	$37,004,435	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	24.7%
U.S. Treasury Obligations	19.8
Collateralized Loan Obligations	11.3
Automobiles	9.3
Banks	6.5
U.S. Government Agency Obligations	4.3
Student Loans	3.5
Credit Cards	2.7
Pipelines	2.5
Sovereign Bonds	2.4
Pharmaceuticals	2.4
Residential Mortgage-Backed Securities	1.6
Oil & Gas	1.4
Multi-National	1.3
Consumer Loans	1.0
Telecommunications	0.7
Packaging & Containers	0.6
Electric	0.6
Retail	0.6

Biotechnology	0.5%
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	0.5
Equipment	0.3
Media	0.2
Building Materials	0.2
Diversified Financial Services	0.2
Insurance	0.1
Oil & Gas Services	0.1
Options Purchased	0.1
Auto Manufacturers	0.1
Computers	0.0	*

	99.5
Options Written	(0.0	)*
Other assets in excess of liabilities	0.5

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$19,623	*
Interest rate contracts	Due from/to broker — variation margin futures	311,388	*	Due from/to broker — variation margin futures	475,783	*
Interest rate contracts	Due from/to broker — variation margin swaps	4,085,412	*	Due from/to broker — variation margin swaps	1,809,562	*
Interest rate contracts	Unaffiliated investments	49,453		Options written outstanding, at value	1,744

		$4,446,253			$2,306,712

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$(15,951)
Interest rate contracts	318	1,686	(1,054,766)	1,440,143

Total	$318	$1,686	$(1,054,766)	$1,424,192

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts.	$—	$—	$—	$(19,623)
Interest rate contracts	2,613	4,863	710,391	920,902

Total	$2,613	$4,863	$710,391	$901,279

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements— Buy Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$9,227	$66,333	$20,491,485	$47,038,530	$2,466,667	$520,000	$99,121,667

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan.	$155,618	$(155,618)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$33,861	$—	$33,861	$—	$33,861
Barclays Bank PLC	9,253	—	9,253	—	9,253
Citibank, N.A.	23	—	23	—	23
Morgan Stanley & Co. International PLC	974	—	974	—	974

	$44,111	$—	$44,111	$—	$44,111

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BOND PORTFOLIO 2028 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $155,618:
Unaffiliated investments (cost $33,850,981)	$34,753,550
Affiliated investments (cost $160,475)	160,491
Receivable for investments sold	358,631
Dividends and interest receivable	205,579
Due from broker-variation margin futures	8,573
Prepaid expenses and other assets	1,147

Total Assets	35,487,971

LIABILITIES
Payable for investments purchased	160,217
Payable to broker for collateral for securities on loan .	160,005
Due to broker-variation margin swaps	26,126
Audit fee payable	25,291
Accrued expenses and other liabilities	14,025
Payable for Portfolio shares repurchased	4,245
Management fee payable	3,465
Payable to custodian	2,447
Options written outstanding, at value (proceeds received $6,607)	1,744
Distribution fee payable	1,413
Affiliated transfer agent fee payable	369

Total Liabilities	399,347

NET ASSETS	$35,088,624

Net assets were comprised of:
Partners Equity	$35,088,624

Net asset value and redemption price per share, $35,088,624 / 3,194,135 outstanding shares of beneficial interest	$10.99

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $213 foreign withholding tax)	$652,563
Affiliated dividend income	30,938
Affiliated income from securities lending, net	374

Total income	683,875

EXPENSES
Management fee	107,212
Distribution fee	56,778
Custodian and accounting fees	32,867
Audit fee	25,291
Legal fees and expenses	5,575
Trustees’ fees	5,020
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,574
Shareholders’ reports	3,080
Miscellaneous.	11,247

Total expenses	250,644
Less: Fee waiver and/or expense reimbursement	(36,115)

Net expenses	214,529

NET INVESTMENT INCOME (LOSS)	469,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $256)	670,839
Futures transactions	(1,054,766)
Options written transactions	1,686
Swap agreements transactions	1,424,192

1,041,951

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $110)	753,540
Futures	710,391
Options written	4,863
Swap agreements	901,279

2,370,073

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	3,412,024

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,881,370

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$469,346	$1,312,448
Net realized gain (loss) on investment transactions	1,041,951	98,851
Net change in unrealized appreciation (depreciation) on investments	2,370,073	575,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,881,370	1,987,071

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,420,285 and 13,760,569 shares, respectively]	44,342,114	133,263,445
Portfolio shares repurchased [8,808,531 and 7,440,087 shares, respectively]	(89,167,475)	(72,246,868)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(44,825,361)	61,016,577

CAPITAL CONTRIBUTIONS	135,042	87

TOTAL INCREASE (DECREASE)	(40,808,949)	63,003,735
NET ASSETS:
Beginning of period	75,897,573	12,893,838

End of period	$35,088,624	$75,897,573

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BOND PORTFOLIO 2029

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 82.9%

ASSET-BACKED SECURITIES — 5.1%
Automobiles — 3.4%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	50	$51,447
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	100	102,067
Carmax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	150	153,065
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	45	44,784
Ford Credit Auto Owner Trust,
Series 2015-01, Class A, 144A
2.120%	07/15/26	100	99,829
Series 2019-01, Class A, 144A
3.520%	07/15/30	100	104,576
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A2, 1 Month LIBOR + 0.460%
2.854%(c)	11/15/21	50	50,038
Series 2018-02, Class A
3.170%	03/15/25	50	51,768
Honda Auto Receivables Owner Trust,
Series 2018-04, Class A3
3.160%	01/17/23	50	50,950
Series 2019-01, Class A3
2.830%	03/20/23	100	101,438
Hyundai Auto Receivables Trust,
Series 2018-B, Class A3
3.200%	12/15/22	100	101,842
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430%
2.824%(c)	04/18/22	50	50,085
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	44	44,113
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	19	19,261
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	100	101,172
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	23	22,883

			1,149,318

Consumer Loans — 0.5%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	80	80,669
Series 2019-02, Class A, 144A
3.010%	04/25/28	93	94,138

			174,807

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 1.2%
American Express Credit Account Master Trust,
Series 2018-04, Class A
2.990%	12/15/23	100	$101,595
Series 2019-01, Class A
2.870%	10/15/24	100	102,214
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	100	100,341
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	100	104,124

			408,274

TOTAL ASSET-BACKED SECURITIES (cost $1,701,730)			1,732,399

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
BANK,
Series 2017-BNK07, Class A4
3.175%	09/15/60	20	20,727
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	10,407
Series 2018-BN10, Class A4
3.428%	02/15/61	50	52,772
Series 2018-BN14, Class A1
3.277%	09/15/60	17	17,908
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	23	22,668
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	24	23,818
Series 2016-C07, Class A1
1.971%	12/10/54	66	65,370
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A1
1.643%	09/10/58	25	24,702
Series 2016-C01, Class A1
1.506%	05/10/49	17	17,276
Series 2016-C02, Class A1
1.499%	08/10/49	11	11,128
Series 2016-P04, Class A3
2.646%	07/10/49	10	10,039
Commercial Mortgage Trust,
Series 2012-CR04, Class A2
1.801%	10/15/45	92	91,264
Series 2012-LC04, Class A4
3.288%	12/10/44	34	34,587
Series 2015-LC19, Class A1
1.399%	02/10/48	1	1,031
Series 2015-PC01, Class A4
3.620%	07/10/50	100	105,526
Series 2016-DC02, Class A1
1.820%	02/10/49	84	83,416

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A1
1.717%	08/15/48	7		$7,072
Series 2015-C04, Class A1
2.010%	11/15/48	19		19,094
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	108		107,182
Series 2017-C06, Class A1
1.907%	06/10/50	30		29,548
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	65		67,331
Series 2017-M13, Class A1
2.746%	09/25/27	48		48,976
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	24		25,646
Series 2019-M01, Class A1
3.355%	06/25/28	75		78,513
GS Mortgage Securities Trust,
Series 2015-GC28, Class A1
1.528%	02/10/48	1		789
Series 2016-GS03, Class A1
1.429%	10/10/49	105		103,913
Series 2017-GS07, Class A1
1.950%	08/10/50	57		56,875
Series 2017-GS08, Class A3
3.205%	11/10/50	80		82,558
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	75		78,729
Series 2016-C01, Class A1
1.695%	03/15/49	2		1,943
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	61		60,577
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	29		28,380
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	50		50,846
Series 2013-LC11, Class A4
2.694%	04/15/46	18		18,402
Series 2016-JP02, Class A1
1.324%	08/15/49	51		50,214
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A3
2.834%	05/15/46	177		179,893
Series 2015-C21, Class A3
3.077%	03/15/48	50		51,446
Series 2015-C23, Class A1
1.685%	07/15/50	11		10,705
Series 2015-C27, Class A1
1.980%	12/15/47	—	(r)	332

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	46	$45,435
Series 2016-UBS09, Class A1
1.711%	03/15/49	28	27,474
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	44	43,519
Series 2017-C07, Class A3
3.418%	12/15/50	160	167,671
Series 2018-C08, Class ASB
3.903%	02/15/51	60	64,431
Series 2018-C11, Class A1
3.211%	06/15/51	30	30,240
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	16	16,537
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	36	35,737
Series 2015-NXS03, Class A1
1.504%	09/15/57	4	4,152
Series 2016-BNK01, Class A1
1.321%	08/15/49	27	26,796
Series 2016-C32, Class A1
1.577%	01/15/59	45	45,091
Series 2016-C33, Class A1
1.775%	03/15/59	39	39,341
Series 2016-C35, Class A1
1.392%	07/15/48	43	42,443
Series 2016-C37, Class A1
1.944%	12/15/49	91	90,839
Series 2016-LC24, Class A1
1.441%	10/15/49	3	3,309
Series 2017-C38, Class A1
1.968%	07/15/50	13	13,276
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A2
2.862%	03/15/47	1	1,005

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,371,630)			2,448,899

CORPORATE BONDS — 4.7%
Airlines — 0.0%
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	10	10,042

Banks — 2.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	45	46,435
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29	75	81,915
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26	30	30,595

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
3.700%	01/12/26	30	$31,581
3.887%(ff)	01/10/28	40	42,319
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28	20	20,655
Sub. Notes
4.250%	10/21/25	20	21,208
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	20	20,566
3.509%(ff)	01/23/29	20	20,793
4.005%(ff)	04/23/29	25	26,968
4.452%(ff)	12/05/29	50	55,752
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
4.000%	01/27/20	100	101,048
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	115	120,651
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	50	52,604

			673,090

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/25	25	26,817
Celgene Corp.,
Sr. Unsec’d. Notes
3.450%	11/15/27	25	26,061

			52,878

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26	25	25,925

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	37,061

Electric — 0.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	25	26,721

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25	25	26,945

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	35	37,997

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	100	$100,719
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	02/11/20	100	101,195

			201,914

Oil & Gas — 0.2%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	25	24,688
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	15	15,538
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	25	25,492

			65,718

Pharmaceuticals — 0.3%
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	75	80,915
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	25	25,353
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	5	5,042

			111,310

Pipelines — 0.7%
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	25	25,281
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	90	90,194
4.150%	10/16/28	25	27,212
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	5	5,178
4.800%	02/15/29	10	11,014
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	40	43,484
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	37,038

			239,401

Retail — 0.1%
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29	25	26,357

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		10	$10,065
3.125%	10/15/22		10	10,063

				20,128

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29		50	53,854

TOTAL CORPORATE BONDS (cost $1,537,861)				1,609,341

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.2%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		49	51,139

(cost $50,002)

SOVEREIGN BONDS — 0.6%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22		50	50,320
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22		50	50,190
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22		50	50,620
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		50	51,942

TOTAL SOVEREIGN BONDS (cost $198,034)				203,072

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Bank
2.500%	02/13/24		200	206,161
3.250%	11/16/28		150	163,006
Federal Home Loan Mortgage Corp.
1.375%	08/15/19		100	99,893
Federal Home Loan Mortgage Corp., MTN
1.500%	01/17/20		300	298,936
Federal National Mortgage Assoc.
2.000%	10/05/22		250	251,750
2.125%	04/24/26		100	100,728
2.375%	01/19/23		175	178,440
2.500%	02/05/24		200	206,010
Residual Funding Corp., Principal Strip
2.190%(s)	10/15/20		300	292,280

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,759,607)				1,797,204

U.S. TREASURY OBLIGATIONS — 60.0%
U.S. Treasury Bonds
2.875%	08/15/45	(k)	105	112,223
U.S. Treasury Notes
1.375%	04/30/21		2,000	1,985,234
1.625%	04/30/23	(k)	1,165	1,160,404

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.750%	06/15/22		110	$110,155
2.000%	05/31/24		105	106,234
2.125%	05/31/21		65	65,442
2.250%	11/15/27		2,735	2,799,956
2.375%	03/15/22		190	193,384
2.375%	08/15/24		10	10,293
2.375%	05/15/29		1,635	1,689,607
2.500%	12/31/20		2,980	3,008,869
2.625%	11/15/20		6,400	6,465,750
2.750%	04/30/23		40	41,500
2.750%	02/15/28		1,375	1,462,012
3.125%	11/15/28		895	981,668
U.S. Treasury Strip Coupon
3.051%(s)	05/15/37	(k)	625	405,803

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,200,860)				20,598,534

TOTAL LONG-TERM INVESTMENTS (cost $27,819,724)				28,440,588

			Shares

SHORT-TERM INVESTMENT — 16.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,805,017)(w)			5,805,017	5,805,017

TOTAL INVESTMENTS — 99.8% (cost $33,624,741)				34,245,605
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.2%				66,127

NET ASSETS — 100.0%				$34,311,732

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
43	10 Year U.S. Treasury Notes	Sep. 2019	$5,502,656	$54,102
38	10 Year U.S. Ultra Treasury Notes	Sep. 2019	5,248,750	58,492
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	887,813	9,774

				122,368

Short Positions:
58	2 Year U.S. Treasury Notes	Sep. 2019	12,480,422	(50,505)
119	5 Year U.S. Treasury Notes	Sep. 2019	14,060,594	(130,315)
12	20 Year U.S. Treasury Bonds	Sep. 2019	1,867,125	(51,612)

				(232,432)

				$(110,064)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
170	03/23/21	2.370	%(A)	1 Day USOIS(1)(A)	$—	$(2,237)	$(2,237)
2,035	01/04/23	2.289	%(S)	3 Month LIBOR(1)(Q)	16,700	(48,880)	(65,580)
1,000	01/04/25	2.360	%(S)	3 Month LIBOR(1)(Q)	—	(36,360)	(36,360)
120	05/31/25	2.998	%(S)	3 Month LIBOR(1)(Q)	—	(8,231)	(8,231)
27,128	12/28/29	2.490	%(S)	3 Month LIBOR(2)(Q)	28,162	1,357,854	1,329,692

					$44,862	$1,262,146	$1,217,284

(1)	The Fund pays the fixed rate and receives the floating rate.

(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$1,408,133

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.

Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$1,149,318	$—
Consumer Loans	—	174,807	—
Credit Cards	—	408,274	—
Commercial Mortgage-Backed Securities	—	2,448,899	—
Corporate Bonds	—	1,609,341	—
Residential Mortgage-Backed Security	—	51,139	—
Sovereign Bonds	—	203,072	—
U.S. Government Agency Obligations	—	1,797,204	—
U.S. Treasury Obligations	—	20,598,534	—
Affiliated Mutual Fund	5,805,017	—	—
Other Financial Instruments*
Futures Contracts	(110,064)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	1,217,284	—

Total	$5,694,953	$29,657,872	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	60.0%
Affiliated Mutual Fund	16.9
Commercial Mortgage-Backed Securities	7.1
U.S. Government Agency Obligations	5.2
Automobiles	3.4
Banks	2.0
Credit Cards	1.2
Pipelines	0.7
Sovereign Bonds	0.6
Multi-National	0.6
Consumer Loans	0.5
Pharmaceuticals	0.3
Oil & Gas	0.2
Residential Mortgage-Backed Security	0.2
Telecommunications	0.1
Biotechnology	0.1

Media	0.1%
Commercial Services	0.1
Healthcare-Products	0.1
Electric	0.1
Retail	0.1
Chemicals	0.1
Semiconductors	0.1
Airlines	0.0 *

99.8
Other assets in excess of liabilities	0.2

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$122,368	*	Due from/to broker-variation margin futures	$232,432	*

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$1,329,692	*	Due from/to broker-variation margin swaps	$112,408	*

		$1,452,060			$344,840

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps
Credit contracts	$—	$—	$6
Interest rate contracts	216	(117,639)	(13,346)

Total	$216	$(117,639)	$(13,340)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(35,005)	$1,171,119

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Credit Default Swap Agreements—Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$159	$6,810,057	$15,799,422	$13,333	$640,000	$21,474,333

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BOND PORTFOLIO 2029 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $27,819,724)	$28,440,588
Affiliated investments (cost $5,805,017)	5,805,017
Cash	93,769
Interest receivable	137,673
Due from broker-variation margin futures	5,496
Prepaid expenses	106

Total Assets	34,482,649

LIABILITIES
Payable for investments purchased	89,959
Audit fee payable	25,291
Due to broker-variation margin swaps	22,051
Custodian and accounting fees payable	20,933
Accrued expenses and other liabilities	4,712
Management fee payable	3,875
Payable for Portfolio shares repurchased	2,298
Distribution fee payable	1,429
Affiliated transfer agent fee payable	369

Total Liabilities	170,917

NET ASSETS	$34,311,732

Net assets were comprised of:
Partners Equity	$34,311,732

Net asset value and redemption price per share, $34,311,732 / 3,165,459 outstanding shares of beneficial interest	$10.84

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$210,566
Affiliated dividend income	21,596
Affiliated income from securities lending, net	3

Total income	232,165

EXPENSES
Management fee	41,181
Distribution fee	21,790
Custodian and accounting fees	26,417
Audit fee	25,291
Legal fees and expenses	6,275
Trustees’ fees	4,762
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,470
Shareholders’ reports	2,792
Miscellaneous	5,825

Total expenses	137,803
Less: Fee waiver and/or expense reimbursement	(56,346)

Net expenses	81,457

NET INVESTMENT INCOME (LOSS)	150,708

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5))	80,953
Futures transactions	(117,639)
Swap agreements transactions	(13,340)

(50,026)

Net change in unrealized appreciation (depreciation) on:
Investments	542,507
Futures	(35,005)
Swap agreements	1,171,119

1,678,621

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,628,595

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,779,303

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	January 02, 2018* through December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$150,708	$133,527
Net realized gain (loss) on investment transactions	(50,026)	57,593
Net change in unrealized appreciation (depreciation) on investments	1,678,621	49,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,779,303	240,583

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,252,681 and 2,073,772 shares, respectively]	23,664,859	20,039,312
Portfolio shares repurchased [670,139 and 490,855 shares, respectively]	(6,715,573)	(4,696,752)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	16,949,286	15,342,560

TOTAL INCREASE (DECREASE)	18,728,589	15,583,143
NET ASSETS:
Beginning of period	15,583,143	—

End of period	$34,311,732	$15,583,143

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BOND PORTFOLIO 2030

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 92.0%

ASSET-BACKED SECURITIES — 4.1%
Automobiles — 1.6%
Carmax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	50	$51,022
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	97	97,494
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	100	101,438

			249,954

Credit Cards — 2.5%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	102,214
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	100	100,341
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	100	103,609
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	101,630

			407,794

TOTAL ASSET-BACKED SECURITIES (cost $644,508)			657,748

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	45	44,515
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	55	58,151
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A1
1.506%	05/10/49	44	43,189
Series 2017-B01, Class A3
3.197%	08/15/50	50	51,875
Commercial Mortgage Trust,
Series 2015-CR25, Class A1
1.737%	08/10/48	34	33,846
Series 2015-CR25, Class A3
3.505%	08/10/48	50	52,734
Series 2015-CR26, Class A3
3.359%	10/10/48	50	52,246
Series 2015-DC01, Class A5
3.350%	02/10/48	80	83,241
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	50	51,818

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBJPM Mortgage Trust,
Series 2016-C03,
Class A1 1.502%	08/10/49	26	$26,142
Series 2016-C03,
Class A2 1.886%	08/10/49	20	19,805
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05,
Class A1 2.086%	03/15/50	22	22,402
Series 2017-JP07,
Class A1 1.969%	09/15/50	27	26,502
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	50	50,944
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	38	37,404
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4
3.157%	09/15/50	35	36,064

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $666,692)			690,878

CORPORATE BONDS — 7.9%
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	5	5,142

Banks — 4.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.458%(ff)	03/15/25	50	51,903
Sub. Notes, MTN
4.450%	03/03/26	15	16,180
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30	40	42,723
Sub. Notes
4.450%	09/29/27	15	16,161
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
2.250%	02/18/20	250	249,920
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.005%(ff)	04/23/29	55	59,330
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, GMTN
3.125%	12/15/21	100	103,175
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	100	100,160
Morgan Stanley,
Sub. Notes, MTN
3.950%	04/23/27	55	57,528
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	21,042

			718,122

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26	25	$25,925
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.200%	04/01/29	10	10,813

			36,738

Commercial Services — 0.2%
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23	25	25,805

Diversified Financial Services — 1.6%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
2.125%	06/11/21	250	250,617

Electric — 0.3%
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	42,736

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.250%	02/11/22	50	50,895

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	10	10,469

Pipelines — 0.3%
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	40,086

Retail — 0.0%
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29	5	5,271

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	5	5,032
3.125%	10/15/22	5	5,032

			10,064

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	50	53,854

TOTAL CORPORATE BONDS (cost $1,220,725)			1,249,799

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.2%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	25	25,570

(cost $25,001)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS — 10.3%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.250%	07/20/23		200	$209,031
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
3.250%	04/24/23		200	207,721
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22		100	100,640
3.300%	03/15/28		100	106,939
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22		100	100,298
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22		200	200,760
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22		100	100,805
2.300%	06/15/26		100	100,670
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		100	103,884
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22		200	203,477
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22		200	201,808

TOTAL SOVEREIGN BONDS (cost $1,623,060)				1,636,033

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Federal Home Loan Bank
1.875%	07/07/21	(k)	200	200,189
3.250%	11/16/28	(k)	240	260,810
Federal Home Loan Mortgage Corp.
1.625%	09/29/20		240	239,184
2.750%	06/19/23		100	103,539
Federal National Mortgage Assoc.
2.875%	09/12/23		200	208,299

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $987,545)				1,012,021

U.S. TREASURY OBLIGATIONS — 58.7%
U.S. Treasury Bonds
3.000%	02/15/49		40	43,931
3.625%	08/15/43		360	434,545
U.S. Treasury Notes
1.375%	04/30/21		4,575	4,541,224
1.750%	06/15/22		610	610,858
2.250%	11/15/27		180	184,275
2.375%	05/15/29		35	36,169
2.625%	11/15/20		700	707,191
3.125%	11/15/28	(k)	2,495	2,736,606

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,162,487)				9,294,799

TOTAL LONG-TERM INVESTMENTS (cost $14,330,018)				14,566,848

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENT — 6.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $993,110)(w)	993,110	$993,110

TOTAL INVESTMENTS — 98.3% (cost $15,323,128)		15,559,958
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 1.7%		272,926

NET ASSETS — 100.0%		$15,832,884

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year U.S. Treasury Notes	Sep. 2019	$255,938	$357
16	10 Year U.S. Ultra Treasury Notes	Sep. 2019	2,210,000	22,961
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	355,125	497

				23,815

Short Positions:
34	2 Year U.S. Treasury Notes	Sep. 2019	7,316,109	(13,591)
55	5 Year U.S. Treasury Notes	Sep. 2019	6,498,594	(46,775)

				(60,366)

				$(36,551)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	300	0.546%	$5,033	$6,508	$1,475

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
12,245	12/27/30	2.750%(S)	3 Month LIBOR(2)(Q)	$525,655	$953,347	$427,692

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$70,000	$938,680

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$249,954	$—
Credit Cards	—	407,794	—
Commercial Mortgage-Backed Securities	—	690,878	—
Corporate Bonds	—	1,249,799	—
Residential Mortgage-Backed Security	—	25,570	—
Sovereign Bonds	—	1,636,033	—
U.S. Government Agency Obligations	—	1,012,021	—
U.S. Treasury Obligations	—	9,294,799	—
Affiliated Mutual Fund	993,110	—	—
Other Financial Instruments*
Futures Contracts	(36,551)	—	—
Centrally Cleared Credit Default Swap Agreement	—	1,475	—
Centrally Cleared Interest Rate Swap Agreement	—	427,692	—

Total	$956,559	$14,996,015	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	58.7%
Sovereign Bonds	10.3
U.S. Government Agency Obligations	6.4
Affiliated Mutual Fund	6.3
Banks	4.5
Commercial Mortgage-Backed Securities	4.4
Credit Cards	2.5
Diversified Financial Services	1.6
Automobiles	1.6
Telecommunications	0.3
Multi-National	0.3
Electric	0.3

Pipelines	0.3%
Chemicals	0.2
Commercial Services	0.2
Residential Mortgage-Backed Security	0.2
Pharmaceuticals	0.1
Semiconductors	0.1
Retail	0.0	*
Agriculture	0.0	*

	98.3
Other assets in excess of liabilities	1.7

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$1,475	*	—	$—
Interest rate contracts	Due from/to broker — variation margin futures	23,815	*	Due from/to broker — variation margin futures	60,366	*
Interest rate contracts	Due from/to broker — variation margin swaps	427,692	*	—	—

		$452,982			$60,366

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$34,601
Interest rate contracts	(8,009)	(97,198)

Total.	$(8,009)	$(62,597)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$1,475
Interest rate contracts	(36,551)	427,692

Total.	$(36,551)	$429,167

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BOND PORTFOLIO 2030 (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Credit Default Swap Agreements— Sell Protection(1)	Interest Rate Swap Agreements(1)
$1,867,188	$9,280,031	$300,000	$8,347,500

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BOND PORTFOLIO 2030 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $14,330,018)	$14,566,848
Affiliated investments (cost $993,110)	993,110
Cash	49,732
Receivable for investments sold	193,334
Deposit with broker for centrally cleared/exchange-traded derivatives	70,000
Dividends and interest receivable	52,491
Due from broker-variation margin futures	1,790

Total Assets	15,927,305

LIABILITIES
Payable for investments purchased	39,982
Audit fee payable	21,993
Custodian and accounting fees payable	18,410
Due to broker-variation margin swaps	11,650
Management fee payable	795
Distribution fee payable	650
Payable for Portfolio shares repurchased	473
Affiliated transfer agent fee payable	369
Accrued expenses and other liabilities	99

Total Liabilities	94,421

NET ASSETS	$15,832,884

Net assets were comprised of:
Partners Equity	$15,832,884

Net asset value and redemption price per share, $15,832,884 / 1,411,295 outstanding shares of beneficial interest	$11.22

STATEMENT OF OPERATIONS (unaudited)

For the Period January 2, 2019* through June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$77,167
Affiliated dividend income	28,766

Total income	105,933

EXPENSES
Management fee	19,509
Distribution fee	10,329
Audit fee	21,993
Custodian and accounting fees	21,899
Trustees’ fees	4,796
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,442
Shareholders’ reports	2,959
Legal fees and expenses	2,571
Miscellaneous	2,204

Total expenses	89,702
Less: Fee waiver and/or expense reimbursement	(51,278)

Net expenses	38,424

NET INVESTMENT INCOME (LOSS)	67,509

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(118,839)
Futures transactions	(8,009)
Swap agreements transactions	(62,597)

(189,445)

Net change in unrealized appreciation (depreciation) on:
Investments	236,830
Futures	(36,551)
Swap agreements	429,167

629,446

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	440,001

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$507,510

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

January 2, 2019* through June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$67,509
Net realized gain (loss) on investment transactions	(189,445)
Net change in unrealized appreciation (depreciation) on investments	629,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	507,510

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,609,249]	87,044,399
Portfolio shares repurchased [7,197,954]	(71,719,025)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	15,325,374

TOTAL INCREASE (DECREASE)	15,832,884
NET ASSETS:
Beginning of period	—

End of period	$15,832,884

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value
Australia — 4.1%
Charter Hall Group, REIT	608,638	$4,628,597
Goodman Group, REIT	309,234	3,265,488
Mirvac Group, REIT	2,900,066	6,372,362

		14,266,447

Austria — 0.5%
CA Immobilien Anlagen AG	49,495	1,816,647

Belgium — 0.5%
Aedifica SA, REIT	19,991	1,910,045

Canada — 2.9%
Allied Properties Real Estate Investment Trust, REIT	141,500	5,118,442
Boardwalk Real Estate Investment Trust, REIT(a)	163,431	4,972,006

		10,090,448
China — 1.0%
China Overseas Land & Investment Ltd.	938,000	3,459,452

France — 2.0%
Covivio, REIT.	28,727	3,007,854
Klepierre SA, REIT(a)	114,643	3,844,985

		6,852,839

Germany — 4.4%
ADO Properties SA, 144A	22,906	948,275
alstria office REIT-AG, REIT	136,730	2,215,552
Deutsche Wohnen SE	114,383	4,200,408
Instone Real Estate Group AG, 144A*	67,706	1,524,407
LEG Immobilien AG	40,702	4,596,574
Vonovia SE	37,952	1,813,706

		15,298,922

Hong Kong — 10.0%
Link REIT, REIT	733,500	9,018,497
New World Development Co. Ltd.	4,538,000	7,098,126
Sun Hung Kai Properties Ltd.	659,500	11,188,762
Swire Properties Ltd.	1,030,200	4,160,926
Wharf Real Estate Investment Co. Ltd.	532,371	3,752,224

		35,218,535

Japan — 11.4%
Activia Properties, Inc., REIT	706	3,071,650
Daiwa House REIT Investment Corp., REIT	661	1,595,798
Daiwa Office Investment Corp., REIT	257	1,843,574
Invincible Investment Corp., REIT	5,912	3,062,814
Mitsubishi Estate Co. Ltd.	323,700	6,037,141
Nippon Building Fund, Inc., REIT	531	3,637,074
Nippon Prologis REIT, Inc., REIT	1,134	2,620,830
NIPPON REIT Investment Corp., REIT .	377	1,465,270
Nomura Real Estate Master Fund, Inc., REIT	1,817	2,792,524
Orix JREIT, Inc., REIT	2,506	4,572,012
Sumitomo Realty & Development Co. Ltd.	125,700	4,494,505

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Tokyo Tatemono Co. Ltd.	185,500	$2,065,243
Tokyu Fudosan Holdings Corp	493,000	2,725,389

		39,983,824

Netherlands — 1.0%
InterXion Holding NV*(a)	47,467	3,611,764

Norway — 0.9%
Entra ASA, 144A	212,186	3,258,885

Singapore — 1.9%
CapitaLand Ltd.	640,000	1,670,230
City Developments Ltd.	381,900	2,673,250
Parkway Life Real Estate Investment Trust, REIT.	995,900	2,230,278

		6,573,758

Spain — 1.1%
Inmobiliaria Colonial Socimi SA	219,803	2,448,462
Merlin Properties Socimi SA, REIT	101,013	1,402,310

		3,850,772

Sweden — 1.7%
Castellum AB	135,743	2,598,597
Catena AB	63,296	1,990,165
Fastighets AB Balder (Class B Stock)*	43,119	1,445,472

		6,034,234

United Kingdom — 4.1%
Assura PLC, REIT	2,250,509	1,825,369
Big Yellow Group PLC, REIT	131,210	1,650,827
British Land Co. PLC (The), REIT	332,746	2,276,455
LondonMetric Property PLC, REIT	806,754	2,162,277
Safestore Holdings PLC, REIT	152,485	1,187,705
Segro PLC, REIT	397,558	3,687,970
UNITE Group PLC (The), REIT	137,025	1,695,452

		14,486,055

United States — 51.0%
Agree Realty Corp., REIT(a)	36,200	2,318,610
Americold Realty Trust, REIT(a)	133,816	4,338,315
Boyd Gaming Corp.(a)	106,934	2,880,802
Columbia Property Trust, Inc., REIT	122,409	2,538,763
CyrusOne, Inc., REIT(a)	78,068	4,506,085
Empire State Realty Trust, Inc. (Class A Stock), REIT	207,421	3,071,905
Equinix, Inc., REIT	10,629	5,360,098
Equity LifeStyle Properties, Inc., REIT	36,920	4,479,873
Essex Property Trust, Inc., REIT	33,414	9,754,549
Extra Space Storage, Inc., REIT	96,347	10,222,417
Invitation Homes, Inc., REIT	366,810	9,804,831
Kilroy Realty Corp., REIT	104,132	7,685,983
Macerich Co. (The), REIT(a)	49,935	1,672,323
Park Hotels & Resorts, Inc., REIT(a)	194,879	5,370,865
Pebblebrook Hotel Trust, REIT(a)	127,503	3,593,034
Prologis, Inc., REIT	186,336	14,925,514
Public Storage, REIT	57,190	13,620,942

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Realty Income Corp., REIT	109,358	$7,542,421
Regency Centers Corp., REIT	66,025	4,406,508
Sabra Health Care REIT, Inc., REIT	172,500	3,396,525
SBA Communications Corp., REIT*	11,471	2,579,140
SITE Centers Corp., REIT	114,100	1,510,684
Sun Communities, Inc., REIT	47,596	6,101,331
Taubman Centers, Inc., REIT	41,900	1,710,777
UDR, Inc., REIT.	373,639	16,772,655
VEREIT, Inc., REIT	902,929	8,135,390
VICI Properties, Inc., REIT(a)	201,641	4,444,168
Weingarten Realty Investors, REIT	15,571	426,957
Welltower, Inc., REIT(a)	198,104	16,151,419

		179,322,884

TOTAL LONG-TERM INVESTMENTS (cost $320,052,310)		346,035,511

SHORT-TERM INVESTMENTS — 16.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	3,244,628	3,244,628
PGIM Institutional Money Market Fund (cost $54,128,932; includes $54,039,526 of cash collateral for securities on loan)(b)(w)	54,115,945	54,132,180

TOTAL SHORT-TERM INVESTMENTS (cost $57,373,560)		57,376,808

TOTAL INVESTMENTS — 114.8% (cost $377,425,870)		403,412,319
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.8)%		(51,951,870)

NET ASSETS — 100.0%		$351,460,449

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,800,781; cash collateral of $54,039,526 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$14,266,447	$—
Austria	—	1,816,647	—
Belgium	—	1,910,045	—
Canada.	10,090,448	—	—
China	—	3,459,452	—
France	—	6,852,839	—
Germany	—	15,298,922	—
Hong Kong.	—	35,218,535	—
Japan	—	39,983,824	—

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Netherlands	$3,611,764	$—	$—
Norway	—	3,258,885	—
Singapore.	—	6,573,758	—
Spain	—	3,850,772	—
Sweden	—	6,034,234	—
United Kingdom	—	14,486,055	—
United States.	179,322,884	—	—
Affiliated Mutual Funds.	57,376,808	—	—

Total	$250,401,904	$153,010,415	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (15.4% represents investments purchased with collateral from securities on loan)	16.3%
Residential REITs	15.3
Specialized REITs	12.4
Diversified Real Estate Activities	10.9
Diversified REITs	9.9
Retail REITs	9.8
Office REITs	9.4
Real Estate Operating Companies	8.7

Industrial REITs	8.2%
Health Care REITs	7.2
Hotel & Resort REITs	3.4
Real Estate Development	1.5
IT Consulting & Other Services	1.0
Casinos & Gaming	0.8

114.8
Liabilities in excess of other assets	(14.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/( Received)(1)	Net Amount
Securities on Loan	$52,800,781	$(52,800,781)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $52,800,781:
Unaffiliated investments (cost $320,052,310)	$346,035,511
Affiliated investments (cost $57,373,560)	57,376,808
Foreign currency, at value (cost $375,040)	376,071
Receivable for investments sold	1,687,936
Dividends and interest receivable	1,632,285
Tax reclaim receivable	810,467
Receivable for Portfolio shares sold	119,764
Receivable from affiliate	15,539
Prepaid expenses and other assets	4,468

Total Assets	408,058,849

LIABILITIES
Payable to broker for collateral for securities on loan	54,039,526
Payable for investments purchased	1,537,476
Payable to affiliate	715,289
Accrued expenses and other liabilities	171,719
Management fee payable	119,547
Distribution fee payable	14,436
Affiliated transfer agent fee payable	369
Payable to custodian	38

Total Liabilities	56,598,400

NET ASSETS	$351,460,449

Net assets were comprised of:
Partners Equity	$351,460,449

Net asset value and redemption price per share, $351,460,449 / 25,298,605 outstanding shares of beneficial interest	$13.89

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $262,994 foreign withholding tax, of which $23,916 is reimbursable by an affiliate)	$4,920,486
Income from securities lending, net (including affiliated income of $64,719)	65,497
Affiliated dividend income	57,870

Total income	5,043,853

EXPENSES
Management fee	1,426,200
Distribution fee	428,974
Custodian and accounting fees	67,066
Audit fee	22,712
Trustees’ fees	6,673
Legal fees and expenses.	6,003
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	1,941
Miscellaneous	17,316

Total expenses	1,980,361
Less: Fee waiver and/or expense reimbursement	(76,285)

Net expenses	1,904,076

NET INVESTMENT INCOME (LOSS)	3,139,777

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,388))	17,598,938
Foreign currency transactions	11,136

17,610,074

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,280)	28,789,139
Foreign currencies	1,561

28,790,700

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	46,400,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,540,551

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,139,777	$7,767,183
Net realized gain (loss) on investment and foreign currency transactions	17,610,074	9,086,481
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,790,700	(36,556,632)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,540,551	(19,702,968)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,061,073 and 1,089,014 shares, respectively]	13,950,674	13,226,141
Portfolio shares repurchased [3,916,277 and 7,248,005 shares, respectively]	(48,250,636)	(87,537,764)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(34,299,962)	(74,311,623)

CAPITAL CONTRIBUTIONS	8,141	178,221

TOTAL INCREASE (DECREASE)	15,248,730	(93,836,370)
NET ASSETS:
Beginning of period	336,211,719	430,048,089

End of period	$351,460,449	$336,211,719

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.7%

ASSET-BACKED SECURITIES — 6.5%

Collateralized Loan Obligations(c)
Avery Point CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140%
3.544%	01/15/28	2,000	$2,000,000
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%	10/15/28	4,500	4,500,668
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%
3.612%	04/20/31	4,000	3,963,121
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940%
3.537%	07/15/31	8,000	7,984,697
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class AR, 144A, 3 Month LIBOR + 0.990%
3.385%	04/18/27	3,000	2,999,979
Hayfin Kingsland Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150%
3.732%	04/28/31	4,000	3,965,971
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800%
3.397%	07/15/27	3,750	3,746,553
Regatta Funding LP (Cayman Islands),
Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250%
3.745%	01/15/29	4,500	4,501,068
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%
3.688%	05/15/26	3,904	3,905,511
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%
3.882%	10/20/28	2,000	2,000,963
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280%
3.724%	07/20/29	2,000	2,000,085

TOTAL ASSET-BACKED SECURITIES (cost $41,641,782)			41,568,616

BANK LOANS — 5.1%
Aerospace & Defense — 0.1%
Transdigm, Inc.,
2018 New Tranche E Term Loan, 3 Month LIBOR + 2.500%
4.830%(c)	05/30/25	73	71,498
2018 New Tranche F Term Loan, 3 Month LIBOR + 2.500%
4.830%(c)	06/09/23	193	189,593
New Tranche G Term Loans, 3 Month LIBOR + 2.500%
4.830%(c)	08/22/24	147	143,148

			404,239

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan,1 – 3 Month LIBOR + 2.250%
4.750%(c)	04/06/24	9	9,005
4.750%(c)	04/06/24	5	4,569

			13,574

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)

Biotechnology — 0.1%
Concordia International Corp. (Canada),
Term Loan, 1 Month LIBOR + 5.500%
7.911%(c)	09/06/24	467	$445,880

Chemicals — 0.3%
Solenis International LP,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
11.022%(c)	06/26/26	1,971	1,933,467

Commercial Services — 0.4%
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	10/01/25	1,838	1,781,140
Prime Security Services Borrower LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/02/22	186	184,432
5.152%(c)	05/02/22	23	22,336
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.401%(c)	03/09/23	551	508,579

			2,496,487

Computers — 0.7%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.902%(c)	09/29/25	2,931	2,960,563
Term B USD Loan, 1 Month LIBOR + 3.750%
6.152%(c)	09/30/24	1,710	1,705,698

			4,666,261

Electric — 0.1%
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%
4.830%(c)	01/15/24	868	863,116

Electronics — 0.0%
Ii-Vi, Inc.,
Term Loan
—%(p)	05/07/26	160	157,894

Entertainment — 0.4%
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	08/06/21	112	111,730
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
5.192%(c)	08/14/24	1,271	1,251,425
5.192%(c)	08/14/24	535	526,780
5.192%(c)	08/14/24	129	126,844
UFC Holdings LLC,
Term Loan, 1 Month LIBOR + 3.250%
5.660%(c)	04/29/26	317	316,100

			2,332,879

Foods — 0.3%
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	05/01/26	441	439,334

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Foods (continued)
Moran Foods LLC,
Initial Term Loan, 3 Month LIBOR + 6.000%
8.330%(c)	12/05/23		1,447	$759,516
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.652%(c)	10/22/25		323	269,748
Viskase Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.715%(c)	01/30/21	^	253	240,967
5.715%(c)	01/30/21	^	300	286,093

				1,995,658

Healthcare-Products — 0.0%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
5.080%(c)	09/24/24		150	134,235

Healthcare-Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.080%(c)	06/07/23		240	229,100

Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.330%(c)	11/30/23		464	440,294

Media — 0.1%
iHeartCommunications, Inc.,
Term Loan, 3 Month LIBOR + 4.000%
6.579%(c)	05/04/26		670	671,336
Meredith Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25		221	220,410

				891,746

Mining — 0.3%
Aleris International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
7.152%(c)	02/27/23		1,785	1,784,667

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Term Loan
—%(p)	05/15/22	^	25	25,062

Oil & Gas — 1.0%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.777%(c)	12/31/21		1,722	1,745,069
Term Loan (11/17), 1 Month LIBOR + 4.750%
7.152%(c)	12/31/22		1,807	1,719,472
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
7.600%(c)	03/27/24		625	625,000
Term B Loan, 3 Month LIBOR + 4.500%
7.100%(c)	07/29/21		648	647,898
Encino Acquisition Partners Holdings LLC,
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
9.152%(c)	10/29/25	^	176	160,329

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Oil & Gas (continued)
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
7.635%(c)	08/25/23		221	$179,275
7.635%(c)	08/25/23		131	106,609
MEG Energy Corp. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.500%
5.990%(c)	12/31/23		546	544,806
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 1 Month LIBOR + 3.750%
6.180%(c)	04/12/24	^	711	540,470

				6,268,928

Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.000%
4.412%(c)	10/03/22		150	148,861
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/06/23		60	59,535
5.152%(c)	02/06/23		36	36,346
5.152%(c)	02/06/23		163	161,302

				406,044

Pharmaceuticals — 0.1%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.412%(c)	06/02/25		546	545,795

Retail — 0.4%
Claire’s Stores,
Term Loan
—%(p)	09/15/38	^	324	502,570
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.330%(c)	04/20/26		632	624,238
Neiman Marcus Group Ltd.,
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.000%
8.421%(c)	10/25/23		282	242,281
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.910%(c)	08/19/22		71	70,319
4.910%(c)	08/19/22		6	6,151
4.910%(c)	08/19/22		5	5,542
4.910%(c)	08/19/22		46	45,330
4.910%(c)	08/19/22		130	128,834
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 4.250%
6.670%(c)	03/11/22		690	652,797

				2,278,062

Software — 0.4%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.250%
6.580%(c)	10/02/25		1,050	994,122
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.652%(c)	06/13/25		1,075	1,063,713

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Software (continued)
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	12/01/23	64	$63,363
5.652%(c)	12/01/23	150	147,847
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%
10.829%(c)	11/01/24	625	644,011

			2,913,056

Telecommunications — 0.2%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
6.651%(c)	12/15/24	244	233,391
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25	135	131,195
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	10/02/24	351	349,039
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 8.250%
10.580%(c)	11/01/25	131	122,158
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
6.830%(c)	11/01/24	287	262,880
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
10.500%(c)	03/29/21	133	136,347

			1,235,010

TOTAL BANK LOANS (cost $33,177,081)			32,461,454

CONVERTIBLE BONDS — 0.2%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	390	268,263
4.000%	11/15/29	549	386,359

			654,622

Oil & Gas — 0.1%
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	397	384,097

TOTAL CONVERTIBLE BONDS (cost $1,016,673)			1,038,719

CORPORATE BONDS — 83.2%
Advertising — 0.3%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, Cash pays ((6 Month LIBOR + 14.000%)/(1 – Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)
16.873%(c)	07/01/24	84	73,233
National CineMedia LLC,
Sr. Unsec’d. Notes
5.750%	08/15/26	1,365	1,300,162

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		225	$231,469
Sr. Unsec’d. Notes, 144A
5.000%	08/15/27		152	155,602

				1,760,466

Aerospace & Defense — 2.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.900%	02/01/27		522	568,354
6.750%	01/15/28		483	526,470
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23		923	935,691
7.450%	05/01/34		75	73,500
7.500%	12/01/24		5,203	5,307,060
7.500%	03/15/25		1,372	1,375,842
7.875%	04/15/27		2,764	2,767,455
8.750%	12/01/21		975	1,062,750
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26		75	75,891
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26		600	604,500
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		527	554,667

				13,852,180

Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		1,225	1,135,306

Airlines — 0.1%
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22		202	208,121
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24	(a)	269	278,415

				486,536

Auto Manufacturers — 1.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	610,919
5.291%	12/08/46		3,350	3,116,044
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.584%	03/18/24		575	617,192
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28		1,475	1,549,088
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	10/01/27		400	330,000

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		319	$325,380
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	(a)	2,050	2,147,375

				8,695,998

Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		2,575	2,047,125
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	2,070	2,059,650
6.250%	03/15/26	(a)	2,493	2,461,837
6.500%	04/01/27	(a)	866	863,835
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,400	1,242,500
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		175	179,594
6.500%	06/01/26	(a)	2,025	2,131,313
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	(a)	713	677,350
5.000%	05/31/26	(a)	780	768,300
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23		800	694,000

				13,125,504

Banks — 0.9%
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)	308	332,640
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		410	447,671
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	—	(rr)	330	338,250
8.000%(ff)	—	(rr)	200	209,750
Sub. Notes
4.836%	05/09/28	(a)	200	204,552
5.088%(ff)	06/20/30		220	225,005
5.200%	05/12/26	(a)	220	230,686
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		759	832,054
Sub. Notes
6.125%	03/09/28	(a)	1,336	1,519,700
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)	370	380,175

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	—	^(a)(rr)	280	$287,000
8.625%(ff)	—	(rr)	225	242,494
Sub. Notes
6.000%	12/19/23		250	272,262

				5,522,239

Beverages — 0.1%
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25		800	815,000

Biotechnology — 0.0%
Advanz Pharma Corp. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24	(a)	223	215,753

Building Materials — 1.6%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	(a)	840	872,718
6.125%	05/05/25	(a)	1,287	1,346,524
7.750%	04/16/26	(a)	502	552,205
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26	(a)	1,175	1,144,156
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		750	746,250
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		1,740	1,726,950
5.000%	02/15/27		31	31,388
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		681	689,512
Gtd. Notes, 144A
5.125%	06/01/25	(a)	912	914,280
6.500%	03/15/27		370	384,800
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		1,750	1,820,000

				10,228,783

Chemicals — 3.2%
Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23	(a)	1,400	1,375,500
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25	(a)	675	664,875
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,050	1,131,375
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	(a)	700	666,750
7.000%	05/15/25		1,098	1,147,410

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24		1,005	$942,187
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		1,740	1,819,518
Hexion, Inc.,
Sec’d. Notes, 144A
13.750%	02/01/22	(d)	1,880	324,300
Sr. Sec’d. Notes, 144A
10.375%	02/01/22	(d)(a)	440	335,500
Sr. Unsec’d. Notes, 144A
7.875%	07/15/27		695	700,213
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		927	968,715
5.250%	06/01/27		2,550	2,712,562
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		1,910	1,766,750
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	(a)	725	744,938
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20		1,575	1,569,094
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25		598	575,575
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		722	700,340
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	(a)	1,680	1,665,300
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	(a)	1,068	979,890

				20,790,792

Coal — 0.1%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		134	137,183
Warrior Met Coal, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/01/24		404	421,170

				558,353

Commercial Services — 4.3%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		544	484,160
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		655	581,312

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		556	$564,340
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27		1,632	1,625,880
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		219	223,417
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	(a)	513	515,565
6.375%	04/01/24		110	115,225
Sr. Unsec’d. Notes, 144A
5.750%	07/15/27		227	228,703
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		277	276,654
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25		1,805	1,782,437
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27		99	103,095
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		284	285,775
Hertz Corp. (The),
Gtd. Notes
7.375%	01/15/21		55	55,069
Gtd. Notes, 144A
5.500%	10/15/24		159	151,893
Sec’d. Notes, 144A
7.625%	06/01/22		227	235,796
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25		2,900	3,168,250
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		126	123,795
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	649	647,377
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		465	488,343
Sr. Sec’d. Notes, 144A
5.250%	04/15/24		556	565,730
5.750%	04/15/26	(a)	750	774,375
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		4,096	4,212,736
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		138	141,933
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25		330	335,363

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	1,106	$846,090
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		4,075	4,156,500
5.250%	01/15/30		1,100	1,130,250
5.500%	05/15/27		1,625	1,710,312
5.875%	09/15/26		921	980,865
6.500%	12/15/26		566	612,695
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		600	623,250

				27,747,185

Computers — 1.3%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		3,953	3,429,228
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		215	218,225
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		216	219,585
7.125%	06/15/24	(a)	510	538,421
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24		387	340,560
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25		950	992,750
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	(a)	1,134	921,375
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		313	265,659
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25		525	540,750
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	(a)	588	576,857

				8,043,410

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		408	279,480

Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		325	328,250
7.000%	06/15/23		1,090	1,103,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	(a)	1,590	$1,635,315

				3,067,190

Diversified Financial Services — 3.1%
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		390	515,467
Sr. Unsec’d. Notes
4.625%	03/30/25		119	125,545
5.125%	09/30/24		449	484,920
Sub. Notes
5.750%	11/20/25	(a)	245	271,007
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24		1,060	1,017,600
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26		262	275,427
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25	(a)	567	470,610
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24		340	346,375
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.340%(cc)	12/21/65		1,206	874,350
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22		229	233,580
5.250%	10/01/25		218	218,545
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		1,520	1,556,100
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)	293	298,860
9.125%	07/15/26		4,487	4,554,305
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		472	472,717
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		980	1,010,625
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23		510	541,875
6.625%	01/15/28		970	1,018,500
6.875%	03/15/25	(a)	1,395	1,527,497
7.125%	03/15/26		3,481	3,813,871

				19,627,776

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 2.6%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25		390	$405,113
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		325	330,688
Sr. Unsec’d. Notes
5.500%	02/01/24		2,755	2,727,450
5.750%	01/15/25	(a)	4,355	4,322,337
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26		360	353,412
Gtd. Notes, 144A
5.750%	10/15/25		70	71,050
GenOn Energy, Inc./NRG Americas, Inc.,
Sec’d. Notes, 6 Month LIBOR + 6.500%
9.044%(c)	12/01/23		1,544	1,530,426
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23		214	218,572
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24		639	652,177
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		70	70,371
4.500%	09/15/27		275	271,563
Sr. Unsec’d. Notes, 144A
4.250%	07/15/24		243	244,524
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	(a)	775	831,187
6.625%	01/15/27		773	839,671
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29	(a)	222	236,985
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		243	203,513
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		145	145,725
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/19^		3,975	397
Notes, 144A
5.000%	10/10/99^		6,875	3,437
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		685	709,831
5.500%	09/01/26		301	317,931
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27		2,350	2,488,062

				16,974,422

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		221	$226,525

Electronics — 0.0%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		180	155,250

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		258	257,677
5.000%	01/31/28		205	205,769

				463,446

Engineering & Construction — 0.7%
AECOM,
Gtd. Notes
5.125%	03/15/27		2,281	2,372,240
5.875%	10/15/24		300	324,900
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		523	530,191
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26		1,250	1,278,125

				4,505,456

Entertainment — 2.8%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)	405	375,151
5.875%	11/15/26	(a)	3,165	2,832,675
6.125%	05/15/27	(a)	315	280,350
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		374	404,855
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	(a)	3,250	3,260,156
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		294	301,350
Cedar Fair LP,
Sr. Unsec’d. Notes, 144A
5.250%	07/15/29		57	58,158
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20		635	349,359
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		131	132,638
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	(a)	776	820,620
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		335	350,075

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (continued)
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24		737	$799,645
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	(a)	702	738,855
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		475	485,687
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27		725	792,969
6.500%	02/15/25	(a)	800	874,000
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24		1,050	1,120,875
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		409	428,939
Gtd. Notes, 144A
8.250%	03/15/26	(a)	1,475	1,548,735
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		828	836,280
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27		793	826,702
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		550	567,820

				18,185,894

Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		230	236,900
5.875%	07/01/25		85	88,400

				325,300

Foods — 2.7%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		175	176,365
6.625%	06/15/24	(a)	1,396	1,446,605
Gtd. Notes, 144A
7.500%	03/15/26	(a)	647	690,673
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	822	830,220
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		315	304,763
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		2,483	2,582,320
6.750%	02/15/28		475	515,969

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29			2,395	$2,601,569
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26			65	64,025
8.000%	05/01/31			190	186,200
8.700%	05/01/30	(a)		1,195	1,200,975
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24		EUR	100	98,242
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000%
3.000%(c)	11/30/23		EUR	600	646,237
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25			970	984,550
5.875%	09/30/27			1,598	1,655,927
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26			806	817,082
5.625%	01/15/28			1,800	1,849,500
Sr. Unsec’d. Notes, 144A
5.500%	12/15/29			802	804,005

					17,455,227

Forest Products & Paper — 0.1%
Clearwater Paper Corp.,
Gtd. Notes, 144A
5.375%	02/01/25	(a)		591	536,333

Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25			1,453	1,529,282
5.625%	05/20/24			275	292,875
5.750%	05/20/27			1,193	1,252,650
5.875%	08/20/26			1,028	1,089,680

					4,164,487

Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24			302	319,365

Healthcare-Products — 0.1%
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23			130	134,362
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25			69	69,949
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24			130	133,534

					337,845

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 4.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		115	$116,869
6.500%	03/01/24		309	322,133
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		273	276,754
5.000%	07/15/27		41	41,718
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		203	209,539
5.625%	02/15/21		155	157,906
6.125%	02/15/24		645	675,637
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		159	167,149
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22		800	540,000
Sec’d. Notes, 144A
8.125%	06/30/24	(a)	886	662,285
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	603	589,432
6.250%	03/31/23		553	532,262
Sr. Sec’d. Notes, 144A
8.000%	03/15/26		114	109,691
8.625%	01/15/24		310	310,000
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		360	355,410
5.125%	07/15/24		742	742,223
5.750%	08/15/22		75	75,750
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		238	242,355
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26		205	142,988
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26		921	870,345
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,149	2,319,577
5.625%	09/01/28		309	334,493
5.875%	05/01/23		715	777,477
5.875%	02/15/26		660	729,300
5.875%	02/01/29		525	575,531
7.500%	02/15/22		320	352,800
7.500%	12/15/23		750	840,000
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27	(a)	2,800	2,754,500
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	(a)	1,138	1,067,103

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK NA
8.500%	12/01/22		342	$301,815
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	(a)	2,100	2,199,750
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25		200	173,000
10.000%	04/15/27		800	798,000
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	(a)	557	559,785
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	1,545	1,599,075
Sr. Sec’d. Notes
4.375%	10/01/21		345	350,606
4.500%	04/01/21		465	472,556
4.625%	07/15/24		401	406,012
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	725	727,719
7.000%	08/01/25	(a)	950	946,437
8.125%	04/01/22		2,750	2,884,062

				28,310,044

Home Builders — 2.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25		1,200	1,158,000
9.875%	04/01/27		925	974,719
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	(a)	625	542,000
6.750%	03/15/25		1,400	1,340,500
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25		600	606,000
Century Communities, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27		1,200	1,216,500
KB Home,
Gtd. Notes
6.875%	06/15/27		900	960,750
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24		237	249,146
5.250%	06/01/26		275	292,875
5.875%	11/15/24		342	374,918
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25		450	456,750
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		1,330	1,401,487
6.875%	12/15/23		100	104,125

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (continued)
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	975	$989,625
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	800	754,000
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	1,017,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	225	232,313
5.875%	04/15/23	950	997,500
Toll Brothers Finance Corp.,
Gtd. Notes
5.625%	01/15/24	200	214,750
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25	1,300	1,283,750
7.000%	08/15/22	1,675	1,681,281
Sr. Unsec’d. Notes, 144A
6.625%	07/15/27	1,475	1,471,312

			18,319,801

Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	1,093	1,133,988

Household Products/Wares — 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	115	116,438
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	339	299,167
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	1,115	1,158,206
6.125%	12/15/24	443	456,290

			2,030,101

Housewares — 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	675	685,125

Insurance — 0.2%
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	329	354,497
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	246	255,225
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
7.800%	03/07/87	285	359,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24		109	$111,648
4.875%	03/15/27		132	132,825

				1,213,295

Internet — 0.8%
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	03/01/27		67	69,010
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26		77	78,756
4.875%	04/15/28		145	149,531
5.875%	11/15/28		63	69,749
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		530	543,331
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		675	690,187
6.375%	05/15/25		105	107,095
Gtd. Notes, 144A
5.750%	01/15/27		3,215	3,275,699

				4,983,358

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22		521	526,210
6.375%	12/15/25		92	93,914
6.750%	02/01/24		166	172,432
Gtd. Notes, 144A
6.250%	05/15/26		187	189,571

				982,127

Iron/Steel — 0.8%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25	(a)	219	175,200
7.000%	03/15/27	(a)	422	339,710
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		160	168,088
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25	(a)	502	499,490
Sr. Sec’d. Notes, 144A
4.875%	01/15/24		165	167,475
Sr. Unsec’d. Notes, 144A
5.875%	06/01/27		2,300	2,236,750
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		67	67,503
5.375%	07/15/27		181	180,095

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (continued)
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		145	$144,275
5.250%	04/15/23		135	137,362
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	(a)	990	881,100

				4,997,048

Leisure Time — 0.1%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25	(a)	363	336,683
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		151	153,076

				489,759

Lodging — 0.5%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26		180	189,225
6.375%	04/01/26		67	70,878
6.875%	05/15/23		299	308,717
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26		106	110,638
Gtd. Notes, 144A
4.875%	01/15/30		189	194,670
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24		219	233,783
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		65	66,544
4.875%	04/01/27		42	43,405
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		325	329,875
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		208	213,658
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		562	599,935
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		295	296,475
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		331	331,827
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24		89	93,222

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (continued)
5.750%	04/01/27		139	$145,081
6.350%	10/01/25		108	117,585
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		85	87,788

				3,433,306

Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24		820	785,150

Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23		218	225,085
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24		1,825	1,961,875
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25		400	405,000
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		320	330,400

				2,922,360

Media — 7.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	500	512,500
7.500%	05/15/26		270	271,377
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	275	258,672
7.750%	05/15/22	(a)	219	222,559
Sr. Unsec’d. Notes, 144A
10.500%	05/15/27		307	315,443
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	(a)	673	679,730
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22		105	110,250
8.000%	04/15/20		722	745,703
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		276	280,361
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		2,745	2,803,194
5.125%	05/01/27		384	397,578
5.500%	05/01/26		590	617,464
5.750%	02/15/26		1,641	1,720,999
5.875%	04/01/24		1,000	1,045,000
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		6,379	6,921,215
Gtd. Notes, Series A
6.500%	11/15/22		846	865,035

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23		390	$400,725
5.500%	05/15/26		320	335,584
5.500%	04/15/27		200	210,000
6.500%	02/01/29		805	878,456
6.625%	10/15/25		800	856,000
Sr. Unsec’d. Notes
5.250%	06/01/24		330	342,788
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		1,160	1,160,000
5.125%	12/15/21		1,710	1,710,000
7.500%	04/01/28		945	1,037,421
7.750%	07/15/25	(a)	500	540,950
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26		795	792,853
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		101	97,591
5.875%	07/15/22		179	181,685
5.875%	11/15/24	(a)	1,035	979,369
6.750%	06/01/21		1,294	1,357,082
7.750%	07/01/26	(a)	6,275	6,086,750
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24	(a)	355	374,081
Sec’d. Notes, 144A
6.500%	05/01/27		711	739,440
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		50	50,938
5.875%	07/15/26	(a)	1,028	1,066,550
Sr. Unsec’d. Notes, 144A
7.000%	05/15/27		815	884,275
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27		658	689,096
Sr. Sec’d. Notes
6.375%	05/01/26		328	348,396
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes
9.000%	12/31/99	^	188	—
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		340	352,226
Nexstar Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/27		170	174,038
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		193	206,510
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25		475	459,562
6.875%	02/15/23		1,600	1,600,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		326	$333,335
5.875%	03/15/26		500	511,100
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		115	116,150
5.000%	08/01/27		218	221,793
5.375%	04/15/25		332	342,375
5.375%	07/15/26		76	78,755
6.000%	07/15/24		165	169,579
Sr. Unsec’d. Notes, 144A
4.625%	07/15/24		186	190,330
5.500%	07/01/29		229	234,771
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		205	211,150
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		330	343,282
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	1,160	1,133,900
5.125%	02/15/25		1,272	1,209,990
UPC Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28		230	231,150
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		155	159,311
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57		842	859,261
6.250%(ff)	02/28/57		444	459,540
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		55	58,850
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		198	204,928
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		200	204,942
5.500%	05/15/29		270	273,969
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	(a)	400	406,884

				49,634,791

Mining — 2.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		252	266,175
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24		166	161,643

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Constellium NV,
Gtd. Notes, 144A
5.875%	02/15/26	(a)	950	$976,125
6.625%	03/01/25	(a)	1,198	1,245,920
Eldorado Gold Corp. (Canada),
Sec’d. Notes, 144A
9.500%	06/01/24		1,175	1,175,000
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24		1,210	1,131,350
6.875%	03/01/26	(a)	400	371,000
7.500%	04/01/25		1,425	1,357,312
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22		181	187,000
5.125%	05/15/24		149	154,588
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	1,280	1,280,000
4.000%	11/14/21		148	150,775
4.550%	11/14/24	(a)	800	817,800
5.400%	11/14/34		312	298,740
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		543	518,292
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.625%	01/15/25		160	165,200
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25		1,105	1,143,675
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		140	145,600
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25		575	475,813
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22		164	113,160
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		1,615	1,635,187
6.250%	08/15/24		335	351,234

				14,121,589

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		536	558,780

Office/Business Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23		413	420,397

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 8.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/24		215	$221,601
5.875%	03/31/25		153	161,606
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24		4,550	1,763,125
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	(a)	525	484,312
5.125%	12/01/22		175	168,000
5.625%	06/01/23	(a)	1,848	1,783,690
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		1,925	1,756,562
10.000%	04/01/22		1,961	2,076,013
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25		258	242,520
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		91	76,440
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		170	128,138
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		17	17,170
6.375%	07/01/26		78	78,780
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	304	293,360
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26		425	403,750
6.875%	04/01/27		78	78,780
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	01/15/25	(a)	128	118,720
8.000%	06/15/27	(a)	4,457	3,927,731
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20		4,275	4,424,625
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		178	178,000
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22		1,121	1,087,370
Gtd. Notes, 144A
7.250%	03/14/27	(a)	900	769,500
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		625	626,562
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21		250	246,250
9.250%	03/31/22		92	86,250

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39		166	$111,220
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		205	215,763
Ensco Rowan PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	(a)	500	372,500
5.750%	10/01/44		696	400,200
7.750%	02/01/26		1,775	1,322,375
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/24		674	155,020
Sr. Sec’d. Notes, 144A
7.750%	05/15/26		393	350,753
8.000%	11/29/24		328	223,040
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26		2,075	1,675,562
7.375%	05/15/24		954	815,670
Gulfport Energy Corp.,
Gtd. Notes
6.375%	01/15/26		152	115,140
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		218	216,910
5.750%	10/01/25		1,526	1,529,815
6.250%	11/01/28		679	682,395
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		197	198,970
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		4,112	3,916,680
Sec’d. Notes, 144A
6.500%	01/15/25		105	105,525
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	(a)	2,826	2,504,542
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		177	94,253
6.200%	08/01/40		232	129,920
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
9.500%	05/15/23		361	372,848
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		54	53,865
Gtd. Notes, 144A
6.250%	05/01/26	(a)	332	321,210
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		126	130,726
7.250%	06/15/25		275	288,063

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
PDC Energy, Inc.,
Gtd. Notes
6.125%	09/15/24		53	$53,000
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		39	36,075
Gtd. Notes, 144A
7.125%	01/15/26	(a)	1,936	1,873,080
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	97	93,363
5.625%	03/01/26		192	180,480
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	625	548,437
5.000%	03/15/23	(a)	375	353,437
5.875%	07/01/22		1,340	1,326,600
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25		75	58,125
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25		702	647,946
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27		137	126,725
6.750%	09/15/26		191	179,063
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25		8	7,300
SRC Energy, Inc.,
Gtd. Notes
6.250%	12/01/25		35	31,850
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		152	155,230
5.500%	02/15/26		872	907,970
5.875%	03/15/28		25	25,906
Gtd. Notes, 144A
6.000%	04/15/27		337	353,850
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25		596	614,184
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27		449	474,537
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38		45	33,750
7.500%	04/15/31	(a)	331	281,350
9.350%	12/15/41		397	359,285
Gtd. Notes, 144A
7.250%	11/01/25		2,331	2,208,622
7.500%	01/15/26		1,003	955,357
9.000%	07/15/23		148	157,620

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Tullow Oil PLC (Ghana),
Gtd. Notes, 144A
7.000%	03/01/25		379	$385,159
Ultra Resources, Inc.,
Sec’d. Notes
11.000%	07/12/24		1,265	480,700
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		264	238,920
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23		546	522,795
Whiting Petroleum Corp.,
Gtd. Notes
6.625%	01/15/26	(a)	180	173,588
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	06/01/26	(a)	450	467,437
8.250%	08/01/23		300	342,000

				52,155,561

Oil & Gas Services — 0.2%
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		310	304,187
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28		190	188,100
Telford Offshore Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, Cash coupon 1.000% or PIK 13.000%
12.000%	02/12/24		522	250,434
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24		103	110,486
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		119	122,977
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26		98	103,625
Gtd. Notes, 144A
6.875%	09/01/27		38	39,904

				1,119,713

Packaging & Containers — 1.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23		2,600	2,658,500
ARD Securities Finance SARL (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%
8.750%	01/31/23		968	975,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25	(a)	700	725,375
7.250%	05/15/24		1,875	1,975,781

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (continued)
Berry Global Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		131	$133,784
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	(a)	235	240,240
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		210	210,105
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27		259	267,417
Intertape Polymer Group, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	10/15/26		253	261,539
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25		200	208,500
6.375%	08/15/25	(a)	114	124,260
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes
5.750%	10/15/20		102	102,011

				7,882,762

Pharmaceuticals — 1.9%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		355	390,330
9.250%	04/01/26		503	562,756
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.875%	05/15/23		448	453,206
6.125%	04/15/25	(a)	3,829	3,910,251
7.000%	01/15/28		822	851,798
7.250%	05/30/29		1,031	1,072,240
9.000%	12/15/25		610	681,553
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		645	672,413
5.750%	08/15/27		380	399,372
7.000%	03/15/24		247	262,462
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		933	671,760
6.000%	02/01/25		661	442,870
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		245	164,150
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		1,425	1,489,125
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		156	153,270

				12,177,556

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		700	$695,625
Sr. Unsec’d. Notes, 144A
5.750%	01/15/28		1,350	1,336,500
Buckeye Partners LP,
Jr. Sub. Notes
6.375%(ff)	01/22/78		350	252,000
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		581	647,089
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26		120	126,600
Sr. Sec’d. Notes
5.250%	10/01/25		185	191,244
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26		840	798,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		356	360,450
Gtd. Notes, 144A
5.625%	05/01/27		25	24,938
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	(a)	453	456,397
5.125%	05/15/29		425	436,687
5.600%	04/01/44		350	329,000
Gtd. Notes, 144A
6.450%	11/03/36		600	630,000
6.750%	09/15/37		300	322,500
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25		710	702,900
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—	(rr)	505	397,687
Sr. Unsec’d. Notes
4.150%	06/01/25		201	196,980
4.400%	04/01/24		149	150,673
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		54	51,975
6.000%	05/15/23		381	378,143
6.750%	08/01/22		40	40,350
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		224	232,960
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		615	609,588
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37		918	1,165,860

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		260	$261,950
6.000%	06/01/26		141	145,935
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		176	181,500
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		2,175	2,426,017
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25		95	92,150
7.250%	03/15/26	(a)	260	253,500
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		140	138,006
5.625%	11/15/23		271	258,805
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		133	127,680
5.750%	04/15/25		266	232,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		2,150	2,174,187
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23		314	318,349
5.875%	04/15/26		147	155,820
Gtd. Notes, 144A
6.500%	07/15/27		72	78,570
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26		213	205,013

				17,584,378

Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25		975	979,895
Forestar Group, Inc.,
Gtd. Notes, 144A
8.000%	04/15/24		675	707,906
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		1,350	1,377,000
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		400	413,280
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26		1,450	1,370,250
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24		243	247,860

				5,096,191

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26		466	$479,980
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/27		335	359,110
5.875%	01/15/26		249	263,629
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		230	235,463
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24		128	130,560
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	(a)	690	696,997
Gtd. Notes, 144A
4.875%	09/15/27	(a)	348	344,955
5.250%	03/15/28		189	189,236
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28		600	595,500
Gtd. Notes, 144A
5.750%	02/01/27		226	243,515
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		950	978,500
5.250%	08/01/26		425	443,062

				4,960,507

Retail — 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		147	148,654
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		900	916,875
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22		1,425	1,433,906
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25		153	162,180
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		224	222,253
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23		650	570,375
Sr. Unsec’d. Notes
6.500%	05/01/21		750	680,625
6.750%	01/15/22		1,000	885,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20	(a)	1,925	$1,414,875
8.625%	06/15/20		1,150	845,250
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25	(a)	1,275	1,338,750
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,175	1,210,250
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		978	973,110
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		2,875	2,472,500
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27		550	547,464
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24		637	261,234
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24		437	358,230
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	(a)	907	945,547
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		220	206,250
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		3,027	2,936,190
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	2,250	1,898,437
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23		350	351,750
5.625%	12/01/25	(a)	1,900	1,864,280
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		480	477,173
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	(a)	236	234,820
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		1,050	1,055,250
5.750%	03/01/25		250	251,875
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26		450	465,188

				25,128,291

Semiconductors — 0.1%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27		242	240,512

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		409	$428,427

				668,939

Software — 0.8%
Camelot Finance SA,
Gtd. Notes, 144A
7.875%	10/15/24		245	256,944
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		175	181,344
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		339	368,239
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		453	460,973
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	(a)	490	510,972
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.875%	06/01/26		480	507,744
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	730	669,775
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24		1,125	1,172,812
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		337	364,381
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		445	461,687

				4,954,871

Telecommunications — 9.0%
Altice SA (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24	(a)	274	282,220
7.375%	05/01/26		717	734,925
8.125%	02/01/27		352	369,600
Anixter, Inc.,
Gtd. Notes, 144A
6.000%	12/01/25		775	840,875
Avaya, Inc., Escrow Shares,
First Lien
7.000%	04/01/19^	(a)(d)	1,282	128
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		875	903,525
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		1,455	1,484,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	(a)	281	$281,000
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39		650	606,190
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22	(a)	245	255,413
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	(a)	1,025	958,477
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24		94	103,988
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	332	292,990
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		116	98,600
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		337	293,190
6.000%	06/15/25		2,773	2,598,883
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		392	373,968
8.250%	03/01/27	(a)	872	889,309
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		229	235,011
6.000%	03/01/26		286	293,150
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.250%	12/30/22		1,372	754,600
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22		838	184,360
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		500	472,500
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		3,220	1,803,200
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	(a)	530	396,175
DKT Finance ApS (Denmark),
Sr. Sec’d. Notes, 144A
9.375%	06/17/23	(a)	325	351,812
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		3,995	3,866,441
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26		885	858,450
Sr. Unsec’d. Notes
6.875%	01/15/25		278	155,680
7.625%	04/15/24		122	69,235
11.000%	09/15/25		344	213,280

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		431	$202,482
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	(a)	223	234,429
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		592	540,200
Gtd. Notes, 144A
8.500%	10/15/24		1,434	1,419,660
9.750%	07/15/25		1,196	1,219,920
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		537	559,822
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26		895	926,325
5.375%	01/15/24		309	315,953
5.375%	05/01/25		147	151,778
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		129	141,538
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24	(a)	1,740	1,792,200
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	(a)	350	348,250
Qwest Corp.,
Sr. Unsec’d. Notes
6.875%	09/15/33	(a)	348	347,628
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		590	606,402
8.750%	03/15/32		3,160	3,657,700
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		380	396,150
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		1,033	1,095,290
7.250%	09/15/21		415	440,937
7.625%	02/15/25		3,827	4,075,755
7.625%	03/01/26		350	373,100
7.875%	09/15/23	(a)	1,477	1,604,391
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33		192	199,200
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		255	263,925
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		529	541,564
4.750%	02/01/28	(a)	251	258,241
5.125%	04/15/25		315	327,846
5.375%	04/15/27		207	221,490

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
6.000%	04/15/24		208	$216,840
6.500%	01/15/26		627	677,825
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
—%	07/09/99^		459	—
—%	07/09/99^		207	—
6.000%	04/15/24^		208	—
Sr. Unsec’d. Notes
4.500%	02/01/26^		251	—
4.750%	02/01/28^		251	—
6.500%	01/15/24^		590	—
6.500%	01/15/26^		627	—
West Corp.,
Gtd. Notes, 144A
8.500%	10/15/25		3,125	2,734,375
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26		7,140	6,911,520
Windstream Services LLC/Windstream Finance Corp.,
Sr. Sec’d. Notes, 144A
8.625%	10/31/25	(d)	220	224,400
Xplornet Communications, Inc. (Canada),
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22		3,934	4,012,681

				58,061,092

Toys/Games/Hobbies — 0.2%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25		1,245	1,280,794
Sr. Unsec’d. Notes
3.150%	03/15/23		200	190,000

				1,470,794

Transportation — 0.5%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece),
Sr. Sec’d. Notes, 144A
7.375%	01/15/22		850	575,875
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	(a)	289	299,476
6.750%	08/15/24	(a)	2,323	2,476,899

				3,352,250

Trucking & Leasing — 0.8%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23		430	455,155
5.250%	05/15/24		1,076	1,149,587
5.500%	01/15/23		200	213,220
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22		165	167,475
5.000%	08/01/24		335	348,819

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	02/15/24	2,315	$2,495,524

			4,829,780

TOTAL CORPORATE BONDS (cost $540,517,863)			534,065,205

		Shares

COMMON STOCKS — 1.4%
Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.^*		2,148	3,222

Banks — 0.1%
Concordia Private Placement*		45,609	753,330

Electric Utilities — 0.6%
GenOn Holdings, Inc. (Class A Stock)^*		19,299	3,608,913

Independent Power & Renewable Electricity Producers — 0.5%
Keycon Power Holdings LLC^*		2,665	812,825
Vistra Energy Corp		100,749	2,280,959

			3,093,784

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*		63,738	300,843
iHeartMedia, Inc. (Class A Stock)*		3,184	47,919
Mood Media Corp.^*		26,250	263
Mood Media Corp.^*		21,428	214

			349,239

Multiline Retail — 0.1%
Claire’s Private Placement^*		795	516,750

Oil, Gas & Consumable Fuels — 0.0%
Penn Virginia Corp.*		1,552	47,615
Penn Virginia Corp., NPV*		1,873	57,464
Telford Offshore Holdings Ltd.^*		25,654	14,430
Ultra Petroleum Corp.*(a)		38,499	6,930

			126,439

Pharmaceuticals — 0.0%
Advanz Pharma Corp. (Canada)*		4,369	71,564

Software — 0.1%
Avaya Holdings Corp.*		55,101	656,253

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.^*		27,103	—
NII Holdings, Inc.*		58,531	98,917

			98,917

TOTAL COMMON STOCKS (cost $9,962,055)			9,278,411

PREFERRED STOCKS — 0.2%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) Series K, 6.375%		26,000	713,700

PREFERRED STOCKS (continued)	Shares	Value
Interactive Media & Services — 0.0%
MYT Holding Co., 144A*	129,694	$129,694

Multiline Retail — 0.1%
Claire’s Stores, Inc., CVT^*	472	755,200

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.^*	32,246	322

TOTAL PREFERRED STOCKS (cost $1,147,563)		1,598,916

	Units

RIGHTS* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Energy Corp., expiring 01/23/27^ (cost $0)	179,373	138,117

WARRANTS* — 0.1%
Media — 0.1%
iHeartMedia, Inc., expiring 05/01/39	23,922	360,002
Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources, Inc., expiring 07/14/25	32,886	1,151

TOTAL WARRANTS (cost $450,111)		361,153

TOTAL LONG-TERM INVESTMENTS (cost $627,913,128)		620,510,591

	Shares

SHORT-TERM INVESTMENTS — 17.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	17,113,935	17,113,935
PGIM Institutional Money Market Fund (cost $96,598,888; includes $96,389,363 of cash collateral for securities on loan)(b)(w)	96,574,068	96,603,041

TOTAL SHORT-TERM INVESTMENTS (cost $113,712,823)		113,716,976

TOTAL INVESTMENTS—114.4% (cost $741,625,951)		734,227,567
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (14.4)%		(92,348,357)

NET ASSETS — 100.0%		$641,879,210

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,609,709 and 1.2% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,037,431; cash collateral of $96,389,363 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(p)	Interest rate not available as of June 30, 2019.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
117	2 Year U.S. Treasury Notes	Sep. 2019	$25,176,023	$136,829
102	5 Year U.S. Treasury Notes	Sep. 2019	12,051,937	192,381
10	10 Year U.S. Treasury Notes	Sep. 2019	1,279,688	469
7	20 Year U.S. Treasury Bonds	Sep. 2019	1,089,156	30,874

				360,553

Short Position:
17	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	3,018,563	(123,633)

				$236,920

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	The Toronto-Dominion Bank	EUR	575	$655,184	$654,056	$—	$(1,128)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	Citibank, N.A.	EUR	575	$645,674	$654,055	$—	$(8,381)
Expiring 08/02/19	The Toronto-Dominion Bank	EUR	575	656,843	655,771	1,072	—

				$1,302,517	$1,309,826	1,072	(8,381)

						$1,072	$(9,509)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	22,000	$(1,627,668)	$(1,690,403)	$(62,735)

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,200,00	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$41,568,616	$—
Bank Loans	—	30,705,963	1,755,491
Convertible Bonds	—	1,038,719	—
Corporate Bonds	—	534,061,243	3,962
Common Stocks	3,511,000	810,794	4,956,617
Preferred Stocks	713,700	129,694	755,522
Rights	—	—	138,117
Warrants	360,002	1,151	—
Affiliated Mutual Funds	113,716,976	—	—
Other Financial Instruments*
Futures Contracts	236,920	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(8,437)	—
Centrally Cleared Credit Default Swap Agreement	—	(62,735)	—

Total	$118,538,598	$608,245,008	$7,609,709

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stock	Corporate Bonds	Preferred Stocks	Rights
Balance as of 12/31/18	$4,965,873	$1,597,901	$2,630,753	$714,982	$134,530
Realized gain (loss)	(117,832)	—	(105,828)	—	—
Change in unrealized appreciation (depreciation)	(45,931)	1,486,562	(98,621)	40,540	3,587
Purchases/Exchanges/Issuances	3,651	2,721,770	83,434	—	—
Sales/Paydowns	(635,397)	—	(2,060,762)	—	—
Accrued discount/premium	13,189	—	(504,687)	—	—
Transfers into of Level 3	1,275,019	—	59,673	—	—
Transfers out of Level 3	(3,703,081)	(849,616)	—	—	—

Balance as of 06/30/19	$1,755,491	$4,956,617	$3,962	$755,522	$138,117

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(45,931)	$1,486,562	$(98,621)	$40,540	$3,587

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2019	Valuation Methodology	Unobservable Inputs
Bank Loans	$1,730,429	Market Approach	Single Broker Indicative Quote
Bank Loans	25,062	Pricing at Cost	Unadjusted Purchase Price
Corporate Bonds	3,834	Market Approach	Single Broker Indicative Quote
Corporate Bonds	128	Worthless	Estimated Future Distributions
Common Stocks	4,956,140	Market Approach	Single Broker Indicative Quote
Common Stocks	477	Formula Pricing	Estimated EBITDA
Common Stocks	—	Worthless	Estimated Future Distributions
Preferred Stocks	755,200	Market Approach	Multiple Broker Quotes
Preferred Stocks	322	Enterprise Value	EBITDA Multiple
Rights	138,117	Market Approach	Single Broker Indicative Quote

	$7,609,709

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,275,019	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Bank Loans	$3,703,081	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	$59,673	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Common Stocks	$849,616	L3 to L2	Discount Pricing to Official Close

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (15.0% represents investments purchased with collateral from securities on loan)	17.7%
Telecommunications	9.2
Oil & Gas	9.2
Media	8.0
Collateralized Loan Obligations	6.5
Commercial Services	4.7
Healthcare-Services	4.4
Retail	4.3
Chemicals	3.5
Entertainment	3.2
Diversified Financial Services	3.1
Foods	3.0
Home Builders	2.9
Electric	2.7
Pipelines	2.7
Mining	2.5
Aerospace & Defense	2.3
Auto Parts & Equipment	2.0
Pharmaceuticals	2.0
Computers	2.0
Building Materials	1.6
Auto Manufacturers	1.4
Software	1.3
Packaging & Containers	1.3
Banks	1.0
Real Estate	0.8
Iron/Steel	0.8
Internet	0.8
Real Estate Investment Trusts (REITs)	0.8
Trucking & Leasing	0.8
Engineering & Construction	0.7
Gas	0.6
Electric Utilities	0.6
Lodging	0.5
Transportation	0.5
Independent Power & Renewable Electricity Producers	0.5
Distribution/Wholesale	0.5

Machinery-Diversified	0.5%
Household Products/Wares	0.3
Advertising	0.3
Toys/Games/Hobbies	0.2
Multiline Retail	0.2
Machinery-Construction & Mining	0.2
Insurance	0.2
Agriculture	0.2
Home Furnishings	0.2
Oil & Gas Services	0.2
Investment Companies	0.2
Beverages	0.1
Capital Markets	0.1
Housewares	0.1
Semiconductors	0.1
Biotechnology	0.1
Miscellaneous Manufacturing	0.1
Coal	0.1
Forest Products & Paper	0.1
Leisure Time	0.1
Airlines	0.1
Healthcare-Products	0.1
Energy-Alternate Sources	0.1
Office/Business Equipment	0.1
Environmental Control	0.0	*
Hand/Machine Tools	0.0	*
Electronics	0.0	*
Cosmetics/Personal Care	0.0	*
Electrical Components & Equipment	0.0	*
Interactive Media & Services	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Wireless Telecommunication Services	0.0	*

	114.4
Liabilities in excess of other assets	(14.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$62,735	*
Equity contracts	Unaffiliated investments	499,270		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,072		Unrealized depreciation on OTC forward foreign currency exchange contracts	9,509
Interest rate contracts	Due from/to broker-variation margin futures	360,553	*	Due from/to broker-variation margin futures	123,633	*

		$860,895			$195,877

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$24,444
Foreign exchange contracts	—	18,680	—
Interest rate contracts	893,036	—	—

Total	$893,036	$18,680	$24,444

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts.	$—	$—	$—	$—	$(62,735)
Equity contracts	3,587	(88,958)	—	—	—
Foreign exchange contracts	—	—	—	(8,208)	—
Interest rate contracts	—	—	(473,100)	—	—

Total	$3,587	$(88,958)	$(473,100)	$(8,208)	$(62,735)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)	Forward Foreign Currency Exchange Contracts—Sold(2)	Credit Default Swap Agreements— Buy Protection(1)
$43,257,070	$1,788,813	$435,253	$876,052	$7,333,333

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan.	$94,037,431	$(94,037,431)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$—	$(8,381)	$(8,381)	$—	$(8,381)
The Toronto-Dominion Bank	1,072	(1,128)	(56)	—	(56)

	$1,072	$(9,509)	$(8,437)	$—	$(8,437)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $94,037,431:
Unaffiliated investments (cost $627,913,128)	$620,510,591
Affiliated investments (cost $113,712,823)	113,716,976
Cash	76,611
Foreign currency, at value (cost $5,690)	5,776
Dividends and interest receivable	9,715,522
Receivable for investments sold	5,961,123
Deposit with broker for centrally cleared/exchange-traded derivatives	1,200,000
Receivable for Portfolio shares sold	293,152
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,072
Prepaid expenses and other assets	27,443

Total Assets	751,508,266

LIABILITIES
Payable to broker for collateral for securities on loan	96,389,363
Payable for investments purchased	12,520,402
Accrued expenses and other liabilities	329,824
Management fee payable	163,074
Payable for Portfolio shares repurchased	162,677
Distribution fee payable	26,365
Due to broker-variation margin swaps	25,918
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,509
Due to broker-variation margin futures	1,555
Affiliated transfer agent fee payable	369

Total Liabilities	109,629,056

NET ASSETS	$641,879,210

Net assets were comprised of:
Partners Equity	$641,879,210

Net asset value and redemption price per share, $641,879,210 / 58,722,806 outstanding shares of beneficial interest	$10.93

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$24,434,097
Affiliated dividend income	274,996
Income from securities lending, net (including affiliated income of $219,079)	229,083
Unaffiliated dividend income	62,092

Total income	25,000,268

EXPENSES
Management fee	2,030,512
Distribution fee	884,818
Custodian and accounting fees	113,679
Audit fee	25,885
Trustees’ fees	8,976
Shareholders’ reports	6,873
Legal fees and expenses	6,859
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	15,672

Total expenses	3,096,749

NET INVESTMENT INCOME (LOSS)	21,903,519

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $27,609)	(9,535,587)
Futures transactions	893,036
Forward currency contract transactions	18,680
Swap agreements transactions	24,444
Foreign currency transactions	(3,321)

(8,602,748)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $27,882)	59,567,227
Futures	(473,100)
Forward currency contracts	(8,208)
Swap agreements	(62,735)
Foreign currencies	145

59,023,329

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	50,420,581

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,324,100

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$21,903,519	$51,799,071
Net realized gain (loss) on investment and foreign currency transactions	(8,602,748)	(7,908,931)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	59,023,329	(58,533,652)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,324,100	(14,643,512)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,769,407 and 7,085,850 shares, respectively]	81,698,097	71,983,734
Portfolio shares repurchased [22,694,248 and 28,589,661 shares, respectively]	(238,934,177)	(288,473,131)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(157,236,080)	(216,489,397)

CAPITAL CONTRIBUTIONS	48	4,364

TOTAL INCREASE (DECREASE)	(84,911,932)	(231,128,545)
NET ASSETS:
Beginning of period	726,791,142	957,919,687

End of period	$641,879,210	$726,791,142

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.5%

ASSET-BACKED SECURITIES — 14.0%
Automobiles — 0.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	5,000	$5,004,502
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	367	366,993
Series 2017-02A, Class A, 144A
2.310%	12/14/21	2,784	2,779,091
Series 2018-01A, Class A, 144A
3.430%	12/16/24	13,800	13,994,223
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C
3.350%	07/17/23	3,450	3,482,702

			25,627,511

Collateralized Loan Obligations — 10.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%
3.867%(c)	07/15/30	6,000	5,988,006
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.417%(c)	01/15/27	2,000	1,990,237
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%
3.861%(c)	07/16/29	3,750	3,740,852
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%
3.552%(c)	04/23/31	5,000	4,936,235
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%
3.628%(c)	07/17/28	3,500	3,489,878
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.595%(c)	05/17/31	16,000	15,781,826
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	10/15/30	3,750	3,743,829
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.408%(c)	01/17/28	6,000	5,957,992
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%
3.558%(c)	04/17/31	10,000	9,860,207
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	01/20/32	20,000	20,042,524
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.561%(c)	04/24/31	5,000	4,936,130
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
3.462%(c)	04/19/29	18,000	17,862,646
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.607%(c)	04/15/31	31,000	30,635,474

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.616%(c)	04/26/31	9,000	$8,875,943
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.565%(c)	02/05/31	1,000	991,174
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%
3.610%(c)	04/25/31	7,500	7,397,355
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/23/29	3,500	3,496,940
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.401%(c)	01/18/28	5,000	4,973,861
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240%
3.837%(c)	10/15/28	17,850	17,822,281
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.670%(c)	02/20/31	8,000	7,949,300
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.811%(c)	01/16/31	5,000	4,959,442
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	10/13/31	7,750	7,660,569
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/22/30	5,000	4,984,863
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010%
3.598%(c)	07/17/29	4,250	4,216,743
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/20/31	29,500	29,401,851
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.833%(c)	10/30/30	3,500	3,499,520
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%
3.862%(c)	07/20/30	5,500	5,497,185
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.701%(c)	07/16/31	8,500	8,445,848
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.748%(c)	11/14/29	250	249,415
Prudential PLC (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150%
3.747%(c)	07/15/31	4,250	4,233,108
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.622%(c)	04/20/31	10,000	9,886,762
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.832%(c)	07/20/30	4,250	4,247,770

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%
3.688%(c)	05/15/26	4,923	$4,924,340
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
3.656%(c)	01/26/31	4,000	3,956,636
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%
3.939%(c)	01/20/32	42,000	42,199,303
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.888%(c)	07/17/26	9,000	9,001,507
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.732%(c)	01/20/31	6,500	6,455,064
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840%
3.432%(c)	04/20/28	12,200	12,128,635
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	01/15/32	13,500	13,502,924
Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%
4.012%(c)	10/20/28	6,000	6,005,843
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.550%(c)	04/25/31	6,000	5,923,403
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250%
4.070%(c)	01/20/32	10,000	9,963,102
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%
3.887%(c)	04/15/30	2,000	2,011,209

			383,827,732

Consumer Loans — 0.1%
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
5.254%(c)	02/25/23	2,560	2,564,094

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	4,800	5,329,962

Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640%
3.044%(c)	05/25/34	1,385	1,377,182
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	10/25/33	1,866	1,852,033
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700%
3.104%(c)	09/25/34	948	911,922
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080%
3.484%(c)	03/25/33	247	243,990
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-OP01, Class M1, 1 Month LIBOR + 1.125%
3.529%(c)	09/25/32	1,083	1,083,710

			5,468,837

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.5%
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A
—%(p)	11/27/20	7,710	$7,710,000
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%
4.754%(c)	04/25/23	880	892,982
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%
5.204%(c)	06/25/24	8,350	8,350,000

			16,952,982

Residential Mortgage-Backed Securities — 2.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%
3.364%(c)	09/25/34	233	233,002
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780%
3.184%(c)	11/25/34	934	939,312
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	12/25/34	2,424	2,455,994
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.590%(c)	12/26/46	14,733	14,803,469
Series 2018-RPL04, 144A
3.796%(cc)	07/27/50	6,441	6,608,340
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	3,696	3,744,316
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	4,462	4,533,469
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	4,077	4,107,408
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	4,357	4,373,965
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	5,210	5,281,549
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	05/25/34	899	900,727
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	8,780	8,819,970
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58	9,058	9,209,223
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	9,642	10,000,632
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58	2,092	2,135,928

			78,147,304

TOTAL ASSET-BACKED SECURITIES (cost $515,020,439)			517,918,422

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.2%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	6,500	$6,617,018
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	9,500	9,898,349
Benchmark Mortgage Trust,
Series 2018-B01, Class A1
2.560%	01/15/51	4,465	4,485,973
Series 2018-B02, Class A4
3.615%	02/15/51	15,000	16,008,477
Series 2019-B09, Class A4
3.751%	03/15/52	20,000	21,641,728
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	2,340	2,323,157
Series 2016-C07, Class A2
3.585%	12/10/54	16,500	17,445,417
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A4
3.635%	10/10/47	5,485	5,806,595
Series 2015-GC29, Class A3
2.935%	04/10/48	9,822	10,106,418
Series 2015-P01, Class A5
3.717%	09/15/48	1,000	1,066,598
Series 2016-C01, Class A3
2.944%	05/10/49	10,000	10,224,833
Series 2016-C03, Class A3
2.896%	11/15/49	20,000	20,361,792
Series 2016-P03, Class A3
3.063%	04/15/49	32,535	33,470,196
Commercial Mortgage Trust,
Series 2012-CR04, Class A2
1.801%	10/15/45	21,452	21,335,686
Series 2014-CR19, Class A4
3.532%	08/10/47	4,920	5,166,543
Series 2014-CR20, Class A3
3.326%	11/10/47	7,800	8,131,977
Series 2015-LC21, Class A3
3.445%	07/10/48	6,500	6,833,271
Series 2015-LC21, Class A4
3.708%	07/10/48	820	873,397
Series 2015-LC23, Class A4
3.774%	10/10/48	5,000	5,356,492
Series 2015-PC01, Class A5
3.902%	07/10/50	6,190	6,620,714
Series 2016-DC02, Class A5
3.765%	02/10/49	12,335	13,170,030
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,761,708
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.662%	01/15/49	4,800	4,810,645
Series 2017-CX10, Class A4
3.191%	11/15/50	12,600	12,941,401

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C14, Class A3
4.151%	11/15/51	11,825	$13,011,461
Series 2019-C16, Class A2
3.067%	06/15/52	20,500	20,754,891
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	4,211	4,341,539
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	8,325	8,285,910
Series 2018-M01, Class A2
3.086%(cc)	12/25/27	13,411	13,916,585
Series 2019-M01, Class A1
3.355%	06/25/28	12,427	13,085,436
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class A2
2.673%	03/25/26	1,100	1,125,883
Series K060, Class AM
3.300%(cc)	10/25/26	9,157	9,677,090
Series K081, Class A2
3.900%(cc)	08/25/28	9,500	10,556,418
Series K083, Class AM
4.030%(cc)	10/25/28	10,900	12,174,368
Series K086, Class AM
3.919%(cc)	12/25/28	7,300	8,106,924
Series K087, Class AM
3.832%(cc)	12/25/28	7,850	8,651,680
Series K151, Class A3
3.511%	04/25/30	4,810	5,170,894
GS Mortgage Securities Trust,
Series 2014-GC18, Class A4
4.074%	01/10/47	9,747	10,392,349
Series 2014-GC20, Class A5
3.998%	04/10/47	5,951	6,346,423
Series 2014-GC24, Class A4
3.666%	09/10/47	4,855	5,130,141
Series 2015-GC34, Class A4
3.506%	10/10/48	13,890	14,647,155
Series 2016-GS03, Class A3
2.592%	10/10/49	17,450	17,494,730
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	921	955,662
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,560,638
Series 2015-C27, Class A2
2.734%	02/15/48	8,130	8,126,781
Series 2015-C30, Class A3
3.322%	07/15/48	6,400	6,587,939
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR05, Class A3
3.123%	06/13/52	15,000	15,404,403
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	18,800	19,167,145

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2, 144A
3.538%	07/15/47	5,000	$5,213,173
Series 2016-JP03, Class A4
2.627%	08/15/49	14,258	14,276,624
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	12,200	12,440,733
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AMFL, 144A
6.114%	07/15/40	86	85,780
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A2
3.101%	12/15/47	3,896	3,900,492
Series 2015-C20, Class A4
3.249%	02/15/48	3,500	3,630,113
Series 2015-C27, Class A4
3.753%	12/15/47	3,447	3,680,949
Series 2016-C29, Class A3
3.058%	05/15/49	22,000	22,637,021
Series 2016-C31, Class A4
2.840%	11/15/49	2,500	2,529,334
Series 2016-C32, Class A3
3.459%	12/15/49	10,000	10,540,074
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	10,000	10,557,234
Series 2016-BNK02, Class A3
2.791%	11/15/49	22,250	22,536,168
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	28,350	30,240,866
Series 2018-C08, Class A1
2.659%	02/15/51	6,275	6,315,336
Series 2018-C08, Class A3
3.720%	02/15/51	5,150	5,517,284
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,458,302
Series 2018-C14, Class A3
4.180%	12/15/51	40,000	44,362,592
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	10,869	11,092,783
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A2
2.552%	06/15/48	9,808	9,792,746
Series 2015-C30, Class A3
3.411%	09/15/58	7,000	7,326,597
Series 2015-NXS02, Class A4
3.498%	07/15/58	7,000	7,363,814
Series 2016-C34, Class A3
2.834%	06/15/49	26,700	27,007,280
Series 2016-C35, Class A3
2.674%	07/15/48	16,000	16,057,798
Series 2016-C37, Class A4
3.525%	12/15/49	12,500	13,231,939

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-LC25, Class A3
3.374%	12/15/59	20,000	$20,910,480
Series 2017-C40, Class A2
2.495%	10/15/50	9,626	9,694,927
Series 2017-C41, Class A2
2.590%	11/15/50	11,215	11,325,165

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $784,117,531)			820,856,464

CORPORATE BONDS — 52.7%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21	1,780	1,826,651
Aerospace & Defense — 0.4%
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	13,650	14,995,911
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	5,000	4,973,696
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	3,165	3,235,429
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	5,302,000

			13,511,125

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,233	1,307,862
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	114	117,454
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	3,940	4,007,246

			5,432,562

Auto Manufacturers — 1.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.300%	05/19/25	3,295	3,371,730
3.750%	11/05/21	10,000	10,255,000
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	500	500,920
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,747,209

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		8,681	$8,947,911
4.350%	04/09/25		8,000	8,252,679
Sr. Unsec’d. Notes
4.200%	11/06/21		10,000	10,296,865
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21		5,965	6,156,689

				51,529,003

Auto Parts & Equipment — 0.1%
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		3,767	3,902,845

Banks — 14.8%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.724%(c)	04/12/23		2,200	2,190,747
Sr. Unsec’d. Notes
3.848%	04/12/23		3,200	3,321,919
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)	6,000	6,480,000
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)	2,160	2,411,208
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		22,790	23,762,001
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29		10,941	11,949,717
Sub. Notes, MTN
4.000%	01/22/25		28,930	30,428,771
4.450%	03/03/26		5,525	5,959,502
Sub. Notes, Series L, MTN
3.950%	04/21/25		11,000	11,534,291
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23		8,890	9,319,067
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23		350	354,584
4.610%(ff)	02/15/23		6,610	6,839,226
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		15,740	16,788,001
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.750%	12/06/23		5,000	5,277,080
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)	8,500	8,740,720
Sr. Unsec’d. Notes
3.200%	10/21/26		6,335	6,460,706
3.520%(ff)	10/27/28		23,000	23,721,373
Sub. Notes
3.875%	03/26/25		7,000	7,305,084
4.400%	06/10/25		27,264	29,097,380
4.450%	09/29/27		6,545	7,051,614

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23		5,750	$5,968,136
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23		10,695	10,786,037
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
5.375%	01/12/24		10,000	10,808,678
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		9,450	9,741,205
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		3,250	3,306,430
4.250%	03/13/26		2,100	2,225,283
Sub. Notes
7.000%	04/15/20		1,665	1,721,854
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–	(rr)	8,000	8,010,000
Sr. Unsec’d. Notes
3.625%	02/20/24		1,000	1,043,339
3.814%(ff)	04/23/29		19,650	20,537,489
3.850%	01/26/27		240	250,847
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		7,320	7,679,525
4.000%	03/03/24		995	1,055,774
Sub. Notes
4.250%	10/21/25		10,410	11,038,525
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29		3,800	4,155,916
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.053%(c)	—	(rr)	717	716,613
Jr. Sub. Notes, Series Z
5.300%(ff)	—	(rr)	7,000	7,080,990
Sr. Unsec’d. Notes
3.200%	06/15/26		7,500	7,718,503
3.509%(ff)	01/23/29		34,000	35,347,608
4.452%(ff)	12/05/29		10,560	11,774,797
Sub. Notes
4.250%	10/01/27		13,365	14,475,041
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.150%	10/29/25		14,020	15,188,571
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.761%	07/26/23		4,900	5,123,787
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	—	(rr)	8,000	7,980,000
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30		1,570	1,736,828

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		5,000	$5,095,075
3.591%(ff)	07/22/28		19,000	19,783,752
Sub. Notes, GMTN
4.350%	09/08/26		10,565	11,329,129
Sub. Notes, MTN
4.100%	05/22/23		1,165	1,226,354
5.000%	11/24/25		14,009	15,509,030
PNC Bank NA,
Sub. Notes
4.050%	07/26/28		7,810	8,505,415
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.450%	12/03/21		8,910	9,267,964
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
3.000%	01/18/23		2,090	2,128,964
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.936%	10/16/23	(a)	16,000	16,965,195
SunTrust Bank,
Sr. Unsec’d. Notes
3.689%(ff)	08/02/24		5,000	5,214,402
4.050%	11/03/25		2,720	2,933,934
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
4.000%	05/01/25		5,080	5,439,555
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
3.900%	11/20/23		7,500	7,946,646
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.125%	09/24/25		9,005	9,610,741

				545,420,923

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		6,255	6,755,718
Constellation Brands, Inc.,
Gtd. Notes
4.650%	11/15/28	(a)	5,000	5,582,213
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23		10,380	10,897,724

				23,235,655

Biotechnology — 1.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26		2,640	2,599,250
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22		5,625	5,806,019

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (continued)
Celgene Corp.,
Sr. Unsec’d. Notes
2.750%	02/15/23	325	$327,884
3.250%	08/15/22	7,315	7,513,527
3.875%	08/15/25	12,500	13,393,424
3.900%	02/20/28	10,000	10,716,099

			40,356,203

Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	335,893
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	679,391
Owens Corning,
Sr. Unsec’d. Notes
4.200%	12/15/22	2,767	2,879,726

			3,895,010

Chemicals — 2.2%
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	1,877	1,938,003
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	2,000	2,027,550
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26	2,545	2,639,137
4.550%	11/30/25	2,000	2,178,610
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23	30,970	33,151,307
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	10,796	11,362,598
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	6,000	6,747,151
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,494,845
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	785	798,105
3.375%	03/15/25	4,672	4,789,133
3.500%	06/01/23	6,000	6,158,166
4.000%	12/15/26	5,000	5,216,194
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21	805	835,188

			81,335,987

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.8%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23		5,950	$5,960,716
3.800%	11/01/25		2,445	2,588,944
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		8,830	9,179,668
Total System Services, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/23		2,910	3,038,188
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		7,300	7,418,625
5.250%	01/15/30		705	724,388

				28,910,529

Diversified Financial Services — 0.5%
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23	(a)	2,280	2,442,032
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30		8,650	8,291,882
Nuveen LLC,
Gtd. Notes, 144A
4.000%	11/01/28		6,515	7,148,671
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21		645	651,315

				18,533,900

Electric — 6.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		4,765	5,092,996
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26		2,485	2,524,954
Ameren Illinois Co.,
First Mortgage
3.800%	05/15/28		8,850	9,490,313
Atlantic City Electric Co.,
First Mortgage
4.000%	10/15/28		7,940	8,715,680
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28		6,480	7,000,633
Consumers Energy Co.,
First Mortgage
3.800%	11/15/28	(a)	12,000	13,111,083
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	(a)	11,130	11,867,354
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23		6,650	6,939,081

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	2,150	$2,340,430
First Ref. Mortgage
2.950%	12/01/26	7,175	7,328,607
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	6,750	7,272,432
Duke Energy Ohio, Inc.,
First Mortgage
3.650%	02/01/29	12,220	13,118,205
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	4,260,704
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	459,173
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	27,400	29,546,368
Eversource Energy,
Sr. Unsec’d. Notes, Series O
4.250%	04/01/29	6,975	7,668,988
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	750	804,961
Florida Power & Light Co.,
First Mortgage
3.125%	12/01/25	13,148	13,722,779
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	4,400	4,722,185
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.100%	09/26/28	8,000	8,676,763
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,221,074
Louisville Gas & Electric Co.,
First Mortgage
3.300%	10/01/25	3,065	3,196,261
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	13,311,003
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	8,000	8,630,883
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,349,182
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	8,065	8,403,338
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	10,000	9,983,319

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28		5,000	$5,388,653
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
3.125%	05/22/23		2,000	2,035,742
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22		5	5,070
Sr. Unsec’d. Notes, Series A
3.100%	05/15/25		3,400	3,496,271
3.150%	01/15/26		3,900	4,027,945
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,245	2,326,381
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26		5,115	5,272,258

				235,311,069

Electronics — 0.1%
Trimble, Inc.,
Sr. Unsec’d. Notes
4.150%	06/15/23		3,440	3,560,280

Foods — 0.4%
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
3.000%	03/15/22		655	662,563
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	(a)	9,915	9,648,159
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23		4,310	4,541,718

				14,852,440

Gas — 0.1%
Southern California Gas Co.,
First Mortgage
3.200%	06/15/25		3,300	3,355,614

Healthcare-Products — 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26		4,120	4,454,529
3.875%	09/15/25		5,198	5,602,381
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/25		8,000	8,406,815

				18,463,725

Healthcare-Services — 1.9%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		7,315	7,504,533
3.500%	08/15/24		9,975	10,359,093
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		10,000	10,279,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27	3,345	$3,487,508
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	17,530	17,817,214
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	140,739
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.500%	03/30/25	14,145	14,595,530
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	6,180	6,361,924

			70,546,341

Housewares — 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23	13,855	14,058,440

Insurance — 1.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	12,315	12,893,096
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	2,370	2,542,893
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	18,885	19,928,584
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	5,835	6,413,588
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	355	366,484
4.900%	07/01/22	2,510	2,678,137
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	3,500	3,535,057
3.300%	09/15/22	2,650	2,706,194
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	1,199,304
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22	690	729,823
5.375%	09/15/20	515	533,274

			53,526,434

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,320	1,349,894

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 2.1%
CBS Corp.,
Gtd. Notes
2.500%	02/15/23		2,500	$2,486,504
3.700%	08/15/24		5,000	5,176,044
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29		3,200	3,304,000
5.875%	05/01/27		800	844,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28		14,000	14,542,830
4.908%	07/23/25		20,925	22,717,088
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	(a)	4,675	4,798,319
3.375%	08/15/25		1,735	1,814,630
3.950%	10/15/25		5,000	5,394,400
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		6,000	6,082,831
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		3,000	3,001,875
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22		2,000	2,021,995
3.875%	12/15/21		1,100	1,130,143
4.250%	09/01/23		5,000	5,289,541
Walt Disney Co. (The),
Gtd. Notes, 144A
3.700%	10/15/25		650	696,493

				79,300,693

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75		1,360	1,416,100

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		4,485	4,445,756
2.200%	07/18/20	(a)	1,230	1,224,194
2.750%	01/06/23		445	448,200
3.250%	02/11/22		4,290	4,366,748

				10,484,898

Oil & Gas — 2.2%
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25		2	2,134
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	(a)	895	898,912
4.250%	04/15/27	(a)	4,950	5,127,575

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		2,305	$2,385,139
4.300%	08/15/28		23,512	25,316,955
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/25	(a)	6,155	6,318,061
4.150%	01/15/26	(a)	11,418	12,433,772
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		1,630	1,708,436
6.510%	03/07/22		870	939,572
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		1,930	2,043,239
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		2,000	2,343,909
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20		678	679,695
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		9,155	9,447,410
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20		1,610	1,604,993
5.500%	01/21/21		2,000	2,023,000
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28		7,335	7,823,674

				81,096,476

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
2.773%	12/15/22		1,140	1,152,271
Cameron International Corp.,
Gtd. Notes
3.600%	04/30/22		1,400	1,433,700

				2,585,971

Packaging & Containers — 0.4%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		775	819,251
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26		12,590	13,694,502

				14,513,753

Pharmaceuticals — 5.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	(a)	1,030	1,036,866
3.600%	05/14/25		19,796	20,452,782
4.250%	11/14/28	(a)	8,000	8,551,942

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		2,055	$2,098,185
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29		3,965	4,151,123
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24		13,400	13,490,352
Cigna Corp.,
Gtd. Notes, 144A
4.125%	11/15/25		9,000	9,584,472
4.375%	10/15/28		11,200	12,083,291
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25		6,328	6,607,562
4.300%	03/25/28	(a)	31,170	32,868,079
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27		13,395	13,584,359
Mylan NV,
Gtd. Notes
3.950%	06/15/26	(a)	21,495	20,785,419
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28	(a)	3,070	3,010,714
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		18,110	18,287,035
3.200%	09/23/26		14,730	14,853,544
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.400%	11/26/23		7,060	7,564,517

				189,010,242

Pipelines — 2.9%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28		26,825	29,328,276
5.250%	04/15/29		1,550	1,731,885
5.500%	06/01/27		5,000	5,589,137
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28		7,750	8,435,662
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		1,925	2,001,727
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	03/01/28	(a)	9,956	10,670,981
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28		720	745,666
4.125%	03/01/27		2,980	3,119,338
4.800%	02/15/29		6,830	7,522,568

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		9,837	$9,995,234
5.000%	09/15/23		2,525	2,727,648
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27		1,535	1,595,365
4.550%	07/15/28		5,000	5,427,460
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25		2,185	2,330,368
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24		4,340	4,700,641
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28		3,610	3,767,836
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28		4,255	4,512,472
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		1,580	1,621,344

				105,823,608

Real Estate Investment Trusts (REITs) — 1.2%
Boston Properties LP,
Sr. Unsec’d. Notes
4.500%	12/01/28		10,400	11,546,387
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		3,750	3,831,219
3.850%	02/01/25		5,575	5,744,193
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		1,097	1,116,044
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/25		5,035	5,357,119
Ventas Realty LP,
Gtd. Notes
4.400%	01/15/29		8,035	8,726,684
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.625%	09/15/23		6,040	6,499,344

				42,820,990

Retail — 0.4%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		5,295	5,483,590
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	(a)	8,750	8,975,935

				14,459,525

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		2,500	$2,573,423

Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24		12,000	12,113,644
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		1,285	1,293,320
3.125%	10/15/22		995	1,001,265
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/15/22		5,000	5,237,500

				19,645,729

Software — 0.5%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/23		6,050	6,363,937
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25	(h)	10,000	10,527,174

				16,891,111

Telecommunications — 2.6%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20		475	483,940
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25		14,600	15,143,606
3.800%	02/15/27		3,265	3,397,802
3.950%	01/15/25		3	3,169
4.000%	01/15/22		1,720	1,784,921
4.300%	02/15/30		32,023	34,274,733
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		4,000	3,748,840
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21		1,750	1,758,750
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21		3,690	3,850,327
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25		369	385,156
4.329%	09/21/28		25,000	27,704,907
4.500%	08/10/33		1,950	2,196,805
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29		2,437	2,638,640

				97,371,596

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	1,865	$1,873,447
4.125%	08/01/23	6,020	6,330,731

			8,204,178

Water — 0.4%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	13,144,478

TOTAL CORPORATE BONDS (cost $1,827,033,797)			1,947,253,312

MUNICIPAL BONDS — 1.2%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	6,380	7,892,188

California — 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	2,930	4,393,125
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	5,800	9,152,052

			13,545,177

Colorado — 0.1%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	4,133,278

Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement,
Revenue Bonds, BABs
5.192%	08/01/40	1,400	1,611,806

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured
Revenue,
Revenue Bonds, Taxable, BABs
5.767%	08/01/36	2,000	2,494,180

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,614,106
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, Taxable, BABs, Series B2
4.879%	12/01/34	2,000	2,337,420

			3,951,526

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	658,990

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	$5,271,600

Texas — 0.1%
City of San Antonio Electric & Gas Systems,
Revenue Bonds
4.427%	02/01/42	1,750	2,016,507

Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	3,074,435

TOTAL MUNICIPAL BONDS (cost $39,871,197)			44,649,687

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.7%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.350%
2.754%(c)	09/25/35	2,967	2,917,633
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	10/25/27	970	975,841
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	04/25/28	3,140	3,151,340
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.354%(c)	08/25/28	1,470	1,471,464
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	08/25/28	750	749,999
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.604%(c)	10/25/27	1,760	1,759,999
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%
4.254%(c)	10/25/27	2,670	2,673,999
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.940%(c)	11/01/23	20,400	20,399,982
CHL Mortgage Pass-Through Trust,
Series 2007-17, Class 2A1
6.500%	10/25/37	3,595	2,488,486
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57	6,189	6,221,099
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	01/25/57	3,973	4,049,264
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	7,331	7,331,631
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%
3.829%(c)	08/25/37	4,941	4,938,721
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	4,649	4,805,051
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	11/25/28	5,000	4,999,995

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850%
4.254%(c)	10/25/27	1,469	$1,484,224
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.754%(c)	03/25/29	2,070	2,082,898
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%
5.054%(c)	01/25/49	1,120	1,146,638
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750%
3.161%(c)	02/25/49	2,400	2,400,000
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%
3.830%(c)	10/25/28	1,770	1,767,024
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%
4.054%(c)	05/25/29	1,650	1,649,998
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR15, Class 3A1
4.360%(cc)	02/25/35	2,725	2,711,920
Series 2006-AR19, Class 5A2
3.949%(cc)	08/25/36	589	549,909
JPMorgan Mortgage Trust,
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%
3.180%(c)	04/25/46	1,445	1,442,995
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	2,253	2,348,055
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	3,408	3,473,285
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	3,017	3,128,483
Series 2018-02A, Class A1, 144A
4.500%(cc)	02/25/58	2,645	2,776,505
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap
N/A, Floor 0.750%)
3.154%(c)	01/25/48	704	703,529
Series 2018-RPL01, Class A1, 144A
3.500%(cc)	12/25/57	18,088	18,492,380
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.954%(c)	07/25/28	1,820	1,818,670
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%
3.054%(c)	06/25/57	2,574	2,560,140
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%
3.937%(c)	11/27/20	39,630	39,630,044
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%
3.804%(c)	03/25/28	919	920,975
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	02/25/29	5,100	5,110,490
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/48	3,210	3,213,201

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	02/25/47	3,066	$3,065,077
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.847%(cc)	09/25/36	1,668	1,602,505
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR10, Class 1A1
5.008%(cc)	07/25/36	931	947,156

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $172,942,100)			173,960,605

SOVEREIGN BONDS — 2.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	8,845	9,175,184
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	3,000	3,105,030
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
2.750%	04/01/20	3,350	3,353,049
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21	8,900	9,499,860
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	3,925	4,070,103
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22	2,500	2,564,404
5.875%	01/15/24	10,000	11,208,464
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22	2,695	2,764,428
4.750%	01/08/26	250	271,997
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	5,710	5,786,868
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	3,000	3,129,000
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40	5,000	5,967,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24	6,000	6,381,060
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,786,122
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24	11,500	12,851,250
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28	4,085	4,568,035
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23	5,000	5,652,310

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		4,030	$4,022,665
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23		1,600	1,664,284

TOTAL SOVEREIGN BONDS (cost $94,754,465)				98,821,613

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Bank
3.250%	11/16/28	(k)	10,000	10,867,076
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	(k)	500	717,872
Federal National Mortgage Assoc.
6.250%	05/15/29	(k)	20,000	26,996,282
6.625%	11/15/30	(k)	346	494,665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,267,877)
				39,075,895

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bonds
3.000%	02/15/49	(h)	5,500	6,040,547
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29		22,695	23,888,342
U.S. Treasury Strips Coupon
3.202%(s) 08/15/40(k)			7,180	4,212,091

TOTAL U.S. TREASURY OBLIGATIONS (cost $32,754,064)				34,140,980

TOTAL LONG-TERM INVESTMENTS (cost $3,503,761,470)				3,676,676,978

			Shares

SHORT-TERM INVESTMENTS — 2.5%
AFFILIATED MUTUAL FUNDS — 2.4%
PGIM Core Ultra Short Bond Fund(w)			48,162	48,162
PGIM Institutional Money Market Fund (cost $88,769,459; includes $88,501,206 of cash collateral for securities on loan)(b)(w)			88,758,743	88,785,370

TOTAL AFFILIATED MUTUAL FUNDS (cost $88,817,621)				88,833,532

OPTIONS PURCHASED*~ — 0.1%
(cost $2,081,302)				2,550,868

TOTAL SHORT-TERM INVESTMENTS (cost $90,898,923)				91,384,400

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.0% (cost $3,594,660,393)				3,768,061,378

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Value

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $3,250,149)	$(2,351,668)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.9% (cost $3,591,410,244)	3,765,709,710
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.9)%	(69,772,002)

NET ASSETS — 100.0%	$3,695,937,708

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,842,092; cash collateral of $88,501,206 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2019. (rr) Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.00	1,782	3,564	$194,908
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	556	556	8,688
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	556	556	43,437
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.75	785	1,963	4,906
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.13	1,966	4,915	36,862
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.25	785	1,963	39,250
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75	785	1,963	4,906
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25	785	1,963	112,844
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	785	1,963	9,813
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	785	1,963	157,000

Total Exchange Traded (cost $1,967,576)						$612,614

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	9,800	$101,212
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	6,500	63,312
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	8,248	119,436
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	8,019	115,749
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	20,048	271,730
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	39,797	565,785
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	40,360	588,099
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	8,019	111,953

Total OTC Traded (cost $91,942)							$1,937,276

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $21,784)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%	(S)	1,945	$978

Total Options Purchased (cost $2,081,302)									$2,550,868

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	1,112	1,112	$(17,375)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$97.88	1,966	4,915	(12,287)
Eurodollar 1-Year Mid Curve Futures	Put	07/12/19	$98.00	1,570	3,925	(9,813)
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00	1,570	3,925	(58,875)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	1,570	3,925	(98,125)

Total Exchange Traded (premiums received $758,009)						$(196,475)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V1,12/20/2024	Put	BNP Paribas S.A.	07/17/19	$98.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)	250,000	$(17,799)
CDX.NA.HY.32.V1, 12/20/2024	Put	Bank of America, N.A.	07/17/19	$98.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)	100,000	(7,120)
CDX.NA.HY.32.V1, 12/20/2024	Put	BNP Paribas S.A.	08/21/19	$97.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)	100,000	(25,930)
CDX.NA.HY.32.V1, 12/20/2024	Put	Bank of America, N.A.	09/18/19	$101.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)	271,600	(452,751)
CDX.NA.HY.32.V1, 12/20/2024	Put	Deutsche Bank AG	10/16/19	$100.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)	300,000	(677,061)
CDX.NA.HY.32.V1, 12/20/2024	Put	Bank of America, N.A.	01/15/20	$98.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)	199,000	(974,532)

Total OTC Swaptions (premiums received $2,492,140)								$(2,155,193)

Total Options Written (premiums received $3,250,149)								$(2,351,668)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,790	5 Year U.S. Treasury Notes	Sep. 2019	$565,968,438	$8,444,114
9,850	10 Year U.S. Treasury Notes	Sep. 2019	1,260,492,188	23,512,619
1,957	10 Year U.S. Ultra Treasury Bonds	Sep. 2019	270,310,625	8,655,569
726	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	128,910,375	6,024,694

				46,636,996

Short Positions:
781	2 Year U.S. Treasury Notes	Sep. 2019	168,055,336	(1,084,383)
2,380	20 Year U.S. Treasury Bonds	Sep. 2019	370,313,125	(14,502,121)

				(15,586,504)

				$31,050,492

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	200,000	$(3,277,966)	$(4,338,642)	$(1,060,676)

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	50,000	$(512,674)	$1,112,711	$(1,625,385)	Credit Suisse International
CMBX.NA.11.AAA	11/18/54	0.500%(M)	50,000	(199,388)	513,217	(712,605)	Morgan Stanley & Co. International PLC
CMBX.NA.12.AAA	08/17/61	0.500%(M)	25,000	37,358	218,924	(181,566)	Morgan Stanley & Co. International PLC
CMBX.NA.12.AAA	08/17/61	0.500%(M)	25,000	37,358	224,102	(186,744)	JP Morgan Securities LLC
CMBX.NA.12.AAA	08/17/61	0.500%(M)	100,000	149,432	376,187	(226,755)	Morgan Stanley & Co. International PLC

				$(487,914)	$2,445,141	$(2,933,055)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
52,085	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(685,426)	$(685,426)
34,678	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(11,698)	346,014	357,712
18,340	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(5,096)	(313,105)	(308,009)
14,290	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(334,931)	(334,931)
113,130	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	1,341	(3,072,558)	(3,073,899)
8,020	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	19,489	(168,724)	(188,213)
9,115	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(18,063)	(221,873)	(203,810)
102,060	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(1,942,440)	(1,942,440)
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(9,608)	(9,608)
5,225	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(130,256)	(130,256)
38,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	138,038	(960,307)	(1,098,345)
27,355	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	104,341	(692,432)	(796,773)
14,865	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	29,788	(427,263)	(457,051)
20,640	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(977,300)	(977,300)
4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(237,435)	(237,435)
34,268	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(23,773)	(2,350,474)	(2,326,701)
19,965	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	15,752	(1,686,656)	(1,702,408)
54,133	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	4,036	(4,588,047)	(4,592,083)

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
10,185	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	$—	$(270,759)	$(270,759)
52,479	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(61,093)	(2,329,493)	(2,268,400)
9,539	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(354,951)	(354,951)
22,413	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(90,238)	(111,809)	(21,571)
20,811	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	272,073	(279,878)	(551,951)
2,885	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	4,106	(55,334)	(59,440)
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(73,697)	(73,697)
9,845	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(6,359)	(315,295)	(308,936)
3,690	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(53,925)	(53,925)
785	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(24,592)	(24,592)
46,761	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(283,319)	(3,661,735)	(3,378,416)
34,768	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(2,837,808)	(2,837,808)
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(26,132)	(26,132)

				$89,325	$(28,848,229)	$(28,937,554)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$2,445,141	$—	$—	$(2,933,055)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$34,559,699

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$25,627,511	$—
Collateralized Loan Obligations.	—	383,827,732	—
Consumer Loans	—	2,564,094	—
Credit Cards	—	5,329,962	—
Home Equity Loans.	—	5,468,837	—
Other	—	16,952,982	—
Residential Mortgage-Backed Securities	—	78,147,304	—
Commercial Mortgage-Backed Securities	—	820,856,464	—
Corporate Bonds	—	1,947,253,312	—

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (cont’d)
Municipal Bonds	$—	$44,649,687	$—
Residential Mortgage-Backed Securities	—	173,960,605	—
Sovereign Bonds	—	98,821,613	—
U.S. Government Agency Obligations	—	39,075,895	—
U.S. Treasury Obligations	—	34,140,980	—
Affiliated Mutual Funds	88,833,532	—	—
Options Purchased	612,614	1,938,254	—
Options Written	(196,475)	(2,155,193)	—
Other Financial Instruments*
Futures Contracts	31,050,492	—	—
Centrally Cleared Credit Default Swap Agreement.	—	(1,060,676)	—
OTC Credit Default Swap Agreements.	—	(487,914)	—
Centrally Cleared Interest Rate Swap Agreements	—	(28,937,554)	—

Total	$120,300,163	$3,645,973,895	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	22.2%
Banks	14.8
Collateralized Loan Obligations	10.4
Residential Mortgage-Backed Securities	6.8
Electric	6.4
Pharmaceuticals	5.1
Pipelines	2.9
Sovereign Bonds	2.7
Telecommunications	2.6
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	2.4
Chemicals	2.2
Oil & Gas	2.2
Media	2.1
Healthcare-Services	1.9
Insurance	1.4
Auto Manufacturers	1.4
Municipal Bonds	1.2
Real Estate Investment Trusts (REITs)	1.2
Biotechnology	1.1
U.S. Government Agency Obligations	1.1
U.S. Treasury Obligations	0.9
Commercial Services	0.8
Automobiles	0.7
Beverages	0.6
Semiconductors	0.5
Diversified Financial Services	0.5
Healthcare-Products	0.5
Other	0.5
Software	0.5

Aerospace & Defense	0.4%
Foods	0.4
Packaging & Containers	0.4
Retail	0.4
Housewares	0.4
Agriculture	0.4
Water	0.4
Multi-National	0.3
Trucking & Leasing	0.2
Home Equity Loans	0.1
Airlines	0.1
Credit Cards	0.1
Auto Parts & Equipment	0.1
Building Materials	0.1
Electronics	0.1
Gas	0.1
Oil & Gas Services	0.1
Savings & Loans	0.1
Consumer Loans	0.1
Options Purchased	0.1
Advertising	0.0 *
Mining	0.0 *
Lodging	0.0 *

102.0
Options Written	(0.1)
Liabilities in excess of other assets	(1.9)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$1,060,676	*
Credit contracts	Premiums paid for OTC swap agreements	2,445,141		—	—
Credit contracts	—	—		Options written outstanding, at value	2,155,193
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	2,933,055
Interest rate contracts	Due from/to broker-variation margin futures	46,636,996	*	Due from/to broker-variation margin futures	15,586,504	*
Interest rate contracts	Due from/to broker-variation margin swaps	357,712	*	Due from/to broker-variation margin swaps	29,295,266	*
Interest rate contracts	Unaffiliated investments	2,550,868		Options written outstanding, at value	196,475

		$51,990,717			$51,227,169

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$2,577,500	$33,167,750	$—	$(1,623,116)
Interest rate contracts	(8,176)	163,617	32,811,484	2,737,689

Total	$2,569,324	$33,331,367	$32,811,484	$1,114,573

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$573,149	$2,937,928	$—	$(3,837,692)
Interest rate contracts	(724,154)	561,534	33,418,137	(28,632,484)

Total	$(151,005)	$3,499,462	$33,418,137	$(32,470,176)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$2,951,272	$4,214,246,000	$2,067,439,207	$517,312,414

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$433,333,333	$33,333,333	$16,316,667	$804,312,333

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan.	$86,842,092	$(86,842,092)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,425,614	$(1,434,403)	$(8,789)	$—	$(8,789)
Barclays Bank PLC	448,350	—	448,350	(290,908)	157,442
BNP Paribas S.A.	—	(43,729)	(43,729)	43,729	—
Citibank, N.A.	978	—	978	—	978
Credit Suisse International	1,112,711	(1,625,385)	(512,674)	388,132	(124,542)
Deutsche Bank AG	—	(677,061)	(677,061)	—	(677,061)
JP Morgan Securities LLC	224,102	(186,744)	37,358	(37,358)	—
Morgan Stanley & Co. International
PLC	1,171,640	(1,120,926)	50,714	(50,714)	—

	$4,383,395	$(5,088,248)	$(704,853)	$52,881	$(651,972)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $86,842,092:
Unaffiliated investments (cost $3,505,842,772)	$3,679,227,846
Affiliated investments (cost $88,817,621)	88,833,532
Receivable for investments sold	47,869,073
Dividends and interest receivable	27,251,838
Premiums paid for OTC swap agreements	2,445,141
Due from broker-variation margin futures	545,464
Due from broker-variation margin swaps	234,208
Prepaid expenses and other assets	90,253

Total Assets	3,846,497,355

LIABILITIES
Payable to broker for collateral for securities on loan	88,501,206
Payable for Portfolio shares repurchased	28,201,828
Payable for investments purchased	13,298,729
Payable to custodian.	9,051,649
Loan payable	5,122,000
Unrealized depreciation on OTC swap agreements	2,933,055
Options written outstanding, at value (proceeds received $3,250,149)	2,351,668
Management fee payable.	639,951
Accrued expenses and other liabilities	327,047
Distribution fee payable	132,145
Affiliated transfer agent fee payable	369

Total Liabilities	150,559,647

NET ASSETS	$3,695,937,708

Net assets were comprised of:
Partners Equity	$3,695,937,708

Net asset value and redemption price per share, $3,695,937,708 / 455,246,881 outstanding shares of beneficial interest	$8.12

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS) INCOME
Interest income	$94,672,940
Affiliated dividend income	291,026
Income from securities lending, net (including affiliated income of $132,448)	142,906

Total income	95,106,872

EXPENSES
Management fee.	12,465,219
Distribution fee	6,602,002
Custodian and accounting fees	172,340
Trustees’ fees	33,249
Audit fee.	25,291
Legal fees and expenses.	15,534
Shareholders’ reports	5,302
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,478
Miscellaneous	687,445

Total expenses	20,009,860
Less: Distribution fee waiver	(964,583)

Net expenses	19,045,277

NET INVESTMENT INCOME (LOSS)	76,061,595

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $45,858)	151,884,248
Futures transactions.	32,811,484
Options written transactions	33,331,367
Swap agreements transactions	1,114,573

219,141,672

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $15,904)	118,444,129
Futures	33,418,137
Options written	3,499,462
Swap agreements.	(32,470,176)

122,891,552

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	342,033,224

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$418,094,819

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$76,061,595	$102,749,090
Net realized gain (loss) on investment transactions	219,141,672	3,896,788
Net change in unrealized appreciation (depreciation) on investments	122,891,552	952,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	418,094,819	107,598,806

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [107,831,207 and 1,651,098,567 shares, respectively]	853,913,925	12,184,122,710
Portfolio shares repurchased [1,134,902,064 and 489,497,491 shares, respectively]	(8,666,428,419)	(3,607,802,182)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(7,812,514,494)	8,576,320,528

TOTAL INCREASE (DECREASE)	(7,394,419,675)	8,683,919,334
NET ASSETS:
Beginning of period	11,090,357,383	2,406,438,049

End of period.	$3,695,937,708	$11,090,357,383

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.3%

ASSET-BACKED SECURITIES — 22.5%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	4,300	$4,318,088
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A
3.700%	09/20/24	7,800	8,130,575
Series 2018-02A, Class A, 144A
4.000%	03/20/25	3,600	3,804,839
Series 2019-02A, Class A, 144A
3.350%	09/22/25	6,300	6,493,077
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	6,905	7,117,048
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	900	900,978
Series 2016-02A, Class A, 144A
2.950%	03/25/22	300	301,994
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class B, 144A
2.880%	06/15/21	2,500	2,500,688
Series 2018-01A, Class B, 144A
3.710%	04/14/25	4,600	4,703,298
Series 2019-01A, Class A, 144A
3.630%	09/14/27	11,100	11,480,567
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	6,200	6,272,657

			56,023,809

Collateralized Loan Obligations — 15.1%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%
3.697%(c)	07/15/31	5,000	4,949,705
ALM Ltd. (Cayman Islands),
Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%
4.087%(c)	10/15/28	8,750	8,748,744
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	07/15/29	2,500	2,500,066
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%
3.901%(c)	01/16/30	5,500	5,490,389
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%
3.552%(c)	04/23/31	5,000	4,936,235
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/15/28	6,500	6,500,965
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%
3.628%(c)	07/17/28	9,900	9,871,369
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.941%(c)	07/18/30	5,500	5,507,872
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.595%(c)	05/17/31	5,000	4,931,821

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%
3.927%(c)	04/13/27	4,500	$4,502,122
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%
3.558%(c)	04/17/31	10,000	9,860,207
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	01/20/32	12,000	12,025,514
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%
3.812%(c)	07/20/31	2,750	2,744,592
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%
4.001%(c)	10/18/26	4,120	4,119,758
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	5,000	4,965,737
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040%
3.632%(c)	04/20/31	7,000	6,922,312
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180%
3.777%(c)	10/15/26	7,668	7,676,174
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120%
3.717%(c)	07/15/31	10,000	9,902,528
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.607%(c)	04/15/31	15,000	14,823,617
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180%
3.772%(c)	10/20/31	21,750	21,620,453
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.427%(c)	04/15/27	20,000	19,921,904
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%
3.871%(c)	07/18/30	20,000	20,089,352
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%
3.690%(c)	04/25/31	15,000	14,901,867
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.670%(c)	02/20/31	10,000	9,936,625
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.811%(c)	01/16/31	9,000	8,926,997
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.853%(c)	10/12/30	1,500	1,496,048
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.717%(c)	07/15/31	10,000	9,905,042
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	6,000	5,978,121
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%
3.666%(c)	04/26/31	15,100	14,964,864

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	07/15/30	6,250	$6,253,209
Series 2019-17A, Class A1, 144A
0.000%(cc)	07/20/32	8,000	8,000,000
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
3.668%(c)	04/17/31	9,000	8,898,641
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010%
3.598%(c)	07/17/29	10,000	9,921,748
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.718%(c)	01/17/31	4,000	3,980,161
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220%
3.742%(c)	05/21/29	10,000	9,999,940
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%
3.862%(c)	07/20/30	10,750	10,744,498
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.701%(c)	07/16/31	6,000	5,961,775
Prudential PLC (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150%
3.747%(c)	07/15/31	10,000	9,960,254
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160%
3.752%(c)	10/20/31	15,000	14,932,664
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%
3.767%(c)	07/15/31	16,750	16,601,831
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
3.656%(c)	01/26/31	4,000	3,956,636
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%
3.860%(c)	07/25/30	4,500	4,496,457
TCW CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.440%
4.119%(c)	02/15/29	7,000	7,005,485
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.828%(c)	01/17/30	6,750	6,736,484
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.827%(c)	07/15/29	1,500	1,499,372
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.732%(c)	01/20/31	6,000	5,958,521
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	10/18/31	16,000	15,889,693
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%
3.900%(c)	07/25/29	6,500	6,512,737
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.790%(c)	01/25/31	5,000	4,961,609
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.550%(c)	04/25/31	8,000	7,897,871
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	04/20/29	9,000	8,996,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.738%(c)	01/17/31	4,500	$4,475,401
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%
3.688%(c)	07/17/31	20,000	19,781,038
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.967%(c)	07/15/29	7,750	7,781,210
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.547%(c)	04/15/29	15,000	14,862,231

			484,786,772

Consumer Loans — 1.6%
Lendmark Funding Trust,
Series 2017-02A, Class A, 144A
2.800%	05/20/26	4,900	4,902,301
Series 2019-01A, Class A, 144A
3.000%	12/20/27	5,800	5,798,672
Mariner Finance Issuance Trust,
Series 2017-BA, Class A, 144A
2.920%	12/20/29	7,500	7,512,636
Series 2019-AA, Class A, 144A
2.960%	07/20/32	1,900	1,899,642
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	2,041	2,050,148
Series 2017-01A, Class B, 144A
2.790%	09/14/32	1,500	1,497,544
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	4,882,360
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	3,250	3,248,815
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	7,500	7,503,503
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	2,970	3,000,165
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	3,700	3,794,514
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	2,600	2,673,593
PNMAC GMSR Issuer Trust,
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%
5.054%(c)	08/25/25	1,800	1,806,352

			50,570,245

Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	7,200	7,994,943

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.6%
ABFC Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825%
3.229%(c)	08/25/33	341	$334,136
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700%
3.104%(c)	06/25/34	1,819	1,809,848
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%
3.454%(c)	12/25/33	291	292,561
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640%
3.044%(c)	05/25/34	1,059	1,053,139
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%
3.484%(c)	01/25/34	1,526	1,539,630
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975%
3.369%(c)	12/15/33	739	745,142
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050%
3.454%(c)	12/25/34	1,110	1,098,117
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500%
3.904%(c)	03/25/43	820	825,972
EquiFirst Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.900%
3.304%(c)	12/25/34	44	44,258
Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%
2.884%(c)	01/25/34	3,015	2,941,368
Home Equity Asset Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	10/25/33	710	712,762
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700%
3.104%(c)	09/25/34	824	791,979
Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	04/25/34	1,938	1,924,202
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%
3.424%(c)	10/25/33	132	131,565
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740%
3.144%(c)	01/25/34	1,566	1,570,690
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575%
3.979%(c)	11/25/32	473	473,967
Morgan Stanley Home Equity Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705%
3.109%(c)	08/25/35	1,334	1,337,638
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640%
3.044%(c)	08/25/33	876	865,259
Renaissance Home Equity Loan Trust,
Series 2003-03, Class A, 1 Month LIBOR + 1.000%
3.404%(c)	12/25/33	863	848,435

			19,340,668

Other — 0.6%
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A
—%(p)	11/27/20	9,050	9,050,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%
5.204%	06/25/24		9,800	$9,800,000

				18,850,000

Residential Mortgage-Backed Securities — 1.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600%
3.004%(c)	02/25/34		244	237,894
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780%
3.184%(c)	10/25/34		955	952,551
Countrywide Asset-Backed Certificates,
Series 2004-12, Class AF6
4.634%(cc)	03/25/35		33	33,970
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050%
3.454%(c)	11/25/34		822	824,599
Series 2004-SD01, Class A1, 144A, 1 Month LIBOR + 0.680% (Cap 13.250%, Floor 0.340%)
3.084%(c)	06/25/33		346	344,700
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.590%(c)	12/26/46		8,336	8,375,121
Series 2019-06R, 144A
—%(cc)	10/25/46		8,490	8,490,000
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%	05/25/35		77	77,853
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%
4.180%(c)	01/28/70		1,676	1,705,674
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		2,223	2,241,236
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59		1,177	1,189,849
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		3,481	3,506,324
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		1,558	1,565,634
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475%
4.879%(c)	06/25/34		993	990,914
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845%
4.249%(c)	01/25/35		769	774,990
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840%
3.244%(c)	08/25/34		632	634,009
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940%
3.344%(c)	09/25/34		2,549	2,553,100
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	8,958	10,165,358
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,540	2,551,644

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		6,702	$6,753,696

				53,969,116

Student Loans — 0.9%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	05/25/41		1,726	1,721,251
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	01/25/41		558	559,308
Series 2017-A, Class A2, 144A
2.650%	01/25/41		2,329	2,325,366
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		9,238	9,404,530
Sofi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		15,200	16,003,244

				30,013,699

TOTAL ASSET-BACKED SECURITIES (cost $718,717,785)				721,549,252

BANK LOANS — 0.4%
Chemicals — 0.0%
Avantor, Inc. (United Kingdom),
Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%
3.250%(c)	11/21/24	EUR	351	401,184

Computers — 0.1%
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
6.152%(c)	09/30/24		1,847	1,843,326

Diversified Financial Services — 0.1%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	583	665,664
Term B, 3 Month GBP LIBOR + 4.750%
5.524%(c)	02/06/25	GBP	800	999,771
Term B1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	1,766	1,986,127

				3,651,562

Electric — 0.0%
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	08/04/23		610	608,364

Healthcare-Products — 0.1%
Ceva Sante Animale (United Kingdom),
Term Loan, 3 Month GBP LIBOR + 4.500%
4.750%(c)	04/10/26	EUR	2,200	2,519,286

Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.330%(c)	04/20/26		1,037	1,024,390

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software — 0.1%
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22	2,208	$2,205,286

TOTAL BANK LOANS (cost $12,505,539)			12,253,398

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.2%
BANK,
Series 2017-BNK07, Class A4
3.175%	09/15/60	20,000	20,726,576
Series 2018-BN13, Class A4
3.953%	08/15/61	11,300	12,388,056
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51	7,550	8,057,600
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	9,000	9,312,127
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	19,000	19,295,496
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	8,883	9,060,077
Series 2013-GC17, Class A4
4.131%	11/10/46	6,771	7,247,364
Series 2015-GC27, Class A2
2.687%	02/10/48	10,665	10,653,551
Series 2015-GC31, Class A3
3.497%	06/10/48	22,600	23,795,893
Series 2017-B01, Class A3
3.197%	08/15/50	12,600	13,072,392
Series 2017-C04, Class A3
3.209%	10/12/50	9,800	10,162,548
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	17,000	17,723,539
Series 2014-UBS04, Class A3
3.430%	08/10/47	15,300	15,616,176
Series 2014-UBS06, Class A4
3.378%	12/10/47	8,000	8,356,821
Series 2015-CR27, Class A3
3.349%	10/10/48	16,750	17,523,557
Series 2015-DC01, Class A4
3.078%	02/10/48	15,000	15,383,997
Series 2015-LC21, Class A3
3.445%	07/10/48	19,100	20,079,303
Series 2015-LC23, Class A3
3.521%	10/10/48	13,500	14,268,473
Series 2015-PC01, Class A5
3.902%	07/10/50	4,620	4,941,470
Series 2016-COR01, Class A3
2.826%	10/10/49	12,000	12,136,270
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	22,765	23,486,559

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-CX10, Class A4
3.191%	11/15/50	7,625	$7,831,602
Series 2018-CX12, Class A3
3.958%	08/15/51	7,000	7,594,770
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	11,300	11,326,550
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	10,700	11,083,659
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	25,000	25,205,682
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	9,750	10,157,293
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.658%(cc)	06/25/20	28,240	296,473
Series K020, Class X1, IO
1.535%(cc)	05/25/22	43,914	1,496,269
Series K021, Class X1, IO
1.568%(cc)	06/25/22	23,855	873,288
Series K024, Class X1, IO
0.953%(cc)	09/25/22	38,274	889,798
Series K025, Class X1, IO
0.954%(cc)	10/25/22	30,846	737,008
Series K052, Class X1, IO
0.799%(cc)	11/25/25	129,577	4,626,640
Series K055, Class X1, IO
1.499%(cc)	03/25/26	27,585	2,136,562
Series K070, Class A2
3.303%(cc)	11/25/27	8,700	9,257,009
Series K072, Class A2
3.444%	12/25/27	4,300	4,619,865
Series K073, Class A2
3.350%	01/25/28	5,000	5,333,964
Series K075, Class AM
3.650%(cc)	02/25/28	8,075	8,742,637
Series K711, Class X1, IO
1.686%(cc)	07/25/19	3,240	405
Series Q001, Class XA, IO
2.248%(cc)	02/25/32	28,981	4,046,445
Series W5FX, Class AFX
3.336%(cc)	04/25/28	5,230	5,467,951
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	4,615	4,931,477
Series 2014-GC26, Class A4
3.364%	11/10/47	8,000	8,362,987
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	3,773	3,774,061
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	15,500	16,050,672
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	115	115,199

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-LC09, Class A4
2.611%	12/15/47	511	$510,024
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	5,680	5,745,439
Series 2013-C08, Class A3
2.863%	12/15/48	4,502	4,589,420
Series 2013-C09, Class A3
2.834%	05/15/46	12,046	12,232,707
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	5,000	5,306,240
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	10,175	10,926,441
Series 2018-C12, Class A4
4.030%	08/15/51	11,500	12,596,359
Series 2019-C16, Class A3
3.344%	04/15/52	10,000	10,437,777
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	11,370	11,604,758
Series 2013-C06, Class A3
2.971%	04/10/46	12,184	12,459,733
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	3,610	3,777,361
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,346,566
Series 2016-BNK01, Class A2
2.399%	08/15/49	11,300	11,173,771
Series 2016-C37, Class A4
3.525%	12/15/49	5,800	6,139,620
Series 2016-LC24, Class A3
2.684%	10/15/49	15,500	15,543,722
Series 2017-C38, Class A4
3.190%	07/15/50	9,500	9,821,487
Series 2017-C39, Class ASB
3.212%	09/15/50	6,900	7,139,342
Series 2017-C41, Class A3
3.210%	11/15/50	15,000	15,534,097
Series 2018-C46, Class A3
3.888%	08/15/51	13,500	14,657,283
Series 2019-C49, Class A3
3.749%	03/15/52	13,200	14,004,804

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $629,077,151)			647,793,062

CORPORATE BONDS — 29.3%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	4,750	4,763,300
7.875%	04/15/27	2,690	2,693,362

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28			2,995	$3,290,312

					10,746,974

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22			2,950	2,981,161
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.297%	08/14/20			2,340	2,335,133
3.222%	08/15/24			6,445	6,487,326
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41			1,350	1,582,683

					13,386,303

Airlines — 0.5%
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	(a)		3,629	3,800,074
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26			905	944,783
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21			7,770	7,886,954
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30			3,038	3,008,558

					15,640,369

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24		EUR	1,345	1,676,589

Auto Manufacturers — 0.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.014%(c)	04/12/21			1,090	1,090,940
Gtd. Notes, 144A
3.100%	04/12/21			1,455	1,472,023
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20			2,645	2,659,079
3.350%	05/04/21			4,410	4,472,038
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25			4,285	4,362,792
6.250%	10/02/43			3,650	3,885,464
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.442%(c)	04/09/21			1,260	1,259,425
Gtd. Notes
3.550%	04/09/21			950	963,833

					20,165,594

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.3%
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	(a)	2,200	$2,260,500
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		6,325	6,553,091
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		1,634	1,665,204

				10,478,795

Banks — 9.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		3,600	3,651,750
3.848%	04/12/23		1,400	1,453,340
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.724%(c)	04/12/23		1,000	995,794
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)	1,490	1,663,287
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)	890	895,563
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%
5.797%(c)	—	(rr)	4,145	4,132,399
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		1,938	1,973,553
3.419%(ff)	12/20/28		13,042	13,420,166
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		1,346	1,387,425
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28		7,665	8,113,772
3.974%(ff)	02/07/30		490	525,232
4.078%(ff)	04/23/40		3,540	3,775,047
4.271%(ff)	07/23/29		1,010	1,103,118
Sub. Notes, MTN
4.450%	03/03/26		6,375	6,876,349
Sub. Notes, Series L, MTN
3.950%	04/21/25		8,575	8,991,504
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22		1,600	1,624,492
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	—	(rr)	3,465	3,450,135
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19		3,445	3,441,501
3.684%	01/10/23		2,010	2,036,327
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		5,480	5,844,869
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23		7,590	7,807,578
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		2,060	2,053,061

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)	2,575	$2,647,924
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)	4,975	5,111,813
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)	3,315	3,640,831
Sr. Unsec’d. Notes
3.200%	10/21/26		1,780	1,815,321
3.668%(ff)	07/24/28		2,000	2,087,224
3.700%	01/12/26		1,940	2,042,237
3.887%(ff)	01/10/28		1,540	1,629,269
8.125%	07/15/39		945	1,511,637
Sub. Notes
4.450%	09/29/27		3,745	4,034,881
4.600%	03/09/26		1,070	1,157,697
4.750%	05/18/46		3,835	4,337,627
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21		1,700	1,726,607
3.800%	06/09/23		5,555	5,760,934
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.855%(c)	02/04/21		2,300	2,280,766
Sr. Unsec’d. Notes
4.250%	02/04/21		2,125	2,143,776
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,960	3,943,139
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		2,700	2,783,201
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		5,855	5,991,916
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—	(rr)	7,490	7,499,362
Jr. Sub. Notes, Series O
5.300%(ff)	—	(rr)	1,035	1,080,281
Sr. Unsec’d. Notes
3.500%	11/16/26		4,640	4,754,480
3.750%	02/25/26		1,290	1,346,524
3.850%	01/26/27		3,850	4,024,003
5.750%	01/24/22		13,765	14,876,990
Sub. Notes
6.750%	10/01/37		1,600	2,092,720
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26		1,000	1,063,821
Sub. Notes
4.250%	03/14/24		980	1,034,585
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24		1,200	1,241,329
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.053%(c)	—	(rr)	3,120	3,118,315

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Jr. Sub. Notes, Series Z
5.300%(ff)	—	(rr)	7,950	$8,041,981
Sr. Unsec’d. Notes
2.950%	10/01/26		4,110	4,183,793
3.200%	06/15/26		5,930	6,102,763
3.250%	09/23/22		9,245	9,497,670
3.509%(ff)	01/23/29		1,310	1,361,923
3.782%(ff)	02/01/28		5,075	5,380,060
3.964%(ff)	11/15/48		3,690	3,915,055
4.005%(ff)	04/23/29		3,820	4,120,732
4.500%	01/24/22		8,500	8,956,735
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	—	(rr)	2,975	2,967,563
Sr. Unsec’d. Notes
4.375%	01/22/47		2,590	2,882,927
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		5,340	5,578,259
3.772%(ff)	01/24/29		3,610	3,787,399
3.875%	01/27/26		1,105	1,174,628
4.431%(ff)	01/23/30		1,270	1,404,950
5.500%	07/28/21		7,000	7,437,242
5.625%	09/23/19		7,600	7,652,711
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		8,155	8,310,068
3.591%(ff)	07/22/28		2,055	2,139,769
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24		550	572,358
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.973%(c)	04/30/21		4,960	4,973,813
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		13,425	13,663,393
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		3,370	3,485,224
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		6,135	6,346,136
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—	(rr)	3,540	3,631,297
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		7,290	7,353,730

				316,917,651

Beverages — 0.1%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		2,540	2,594,740

Biotechnology — 0.3%
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24		6,695	7,028,285

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (continued)
4.625%	05/15/44	2,000	$2,280,091

			9,308,376

Building Materials — 0.2%
Owens Corning,
Sr. Unsec’d. Notes
4.300%	07/15/47	3,967	3,347,715
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	4,015	4,155,525

			7,503,240

Chemicals — 0.6%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	2,105	1,974,069
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	1,950	1,971,514
6.000%	11/15/21	250	268,056
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	1,305	1,477,834
5.625%	11/15/43	455	500,670
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d.Notes, 144A
4.875%	06/01/24	1,800	1,863,000
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.250%	01/15/45	4,910	5,438,678
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	3,450	3,545,455
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	1,530	1,657,979

			18,697,255

Commercial Services — 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	5,690	5,766,166
6.700%	06/01/34	1,025	1,368,823
7.000%	10/15/37	2,050	2,800,002
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	1,500	1,524,375
4.875%	01/15/28	1,955	1,994,100
5.250%	01/15/30	2,755	2,830,763
5.500%	05/15/27	520	547,300
5.875%	09/15/26	350	372,750

			17,204,279

Diversified Financial Services — 0.9%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	11,965	12,182,257

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		5,100	$5,366,934
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		4,895	5,061,565
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		898	890,913
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		1,975	2,144,138
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		1,100	1,337,093
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		1,750	1,750,148

				28,733,048

Electric — 2.3%
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		2,300	2,671,628
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23		50	50,581
5.750%	01/15/25	(a)	5,255	5,215,587
CenterPoint Energy Houston Electric LLC,
Sec’d. Notes
3.950%	03/01/48		1,750	1,868,712
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48		2,300	2,495,731
6.450%	01/15/38		2,110	2,915,862
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		3,670	4,047,467
Dominion Energy, Inc.,
Jr. Sub. Notes
2.962%	07/01/19		1,875	1,875,000
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		2,030	2,062,290
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33		1,385	1,528,070
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		1,455	1,574,374
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		1,400	1,411,178
7.125%	02/11/25		1,410	1,477,378
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		400	418,669

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		7,110	$7,284,070
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		2,360	3,226,689
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		855	1,015,848
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29		1,000	1,475,510
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		1,765	1,835,176
Kansas City Power & Light Co.,
Mortgage
4.200%	03/15/48		2,700	2,956,683
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		4,475	4,564,349
NRG Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29	(a)	725	773,937
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		660	676,558
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		2,930	2,826,920
5.000%	03/15/44		1,500	1,667,341
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		3,750	3,790,073
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		1,125	1,084,948
4.150%	05/15/48		2,220	2,313,195
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		3,550	3,535,389
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		1,025	1,121,007
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series L
3.850%	02/01/48		4,655	4,570,354
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		1,075	1,113,969

				75,444,543

Engineering & Construction — 0.2%
AECOM,
Gtd. Notes
5.125%	03/15/27		1,825	1,898,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (continued)
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			1,500	$1,453,275
4.250%	10/31/26			766	761,787
5.500%	07/31/47			941	937,471

					5,050,533

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26	(a)		3,450	3,087,750

Foods — 0.3%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23			75	76,687
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			2,430	2,527,200
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21			3,510	3,577,012
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44			2,415	2,584,688

					8,765,587

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25			3,620	4,586,222

Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41			1,200	1,482,706
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43			240	270,623
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48			3,210	3,200,726

					4,954,055

Healthcare-Products — 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	600	732,681
2.250%	03/07/39		EUR	805	1,034,967

					1,767,648

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37			2,250	2,829,041
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20			890	902,282

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29			780	$855,075
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47			2,000	2,240,457
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			365	370,980
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26			1,765	1,808,330
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41			3,360	3,830,244

					12,836,409

Home Builders — 0.2%
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27			2,240	2,345,969
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27			1,215	1,236,262
William Lyon Homes, Inc.,
Gtd. Notes
6.000%	09/01/23			2,000	2,030,000

					5,612,231

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)		925	959,688

Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	2,250	2,693,460

Insurance — 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44			1,630	1,723,043
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20			1,700	1,752,656
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	2,100	2,506,350
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44			3,890	4,270,138
6.500%	03/15/35			950	1,209,813
6.500%	05/01/42			1,910	2,531,792
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37			2,155	2,741,565

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		740	$778,617
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		235	259,828
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,500	1,935,234
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,915	3,156,306
4.900%	09/15/44		890	1,041,460
6.850%	12/16/39		246	348,674

				24,255,476

Lodging — 0.1%
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,500	2,709,375
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,100	1,179,112

				3,888,487

Machinery-Diversified — 0.1%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,950	2,046,512

Media — 1.5%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		5,660	5,822,725
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		3,000	3,098,490
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		615	624,717
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	(a)	3,150	3,215,952
5.375%	05/01/25		1,910	1,974,462
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		1,210	1,276,779
6.384%	10/23/35		4,300	5,049,977
6.484%	10/23/45		1,000	1,178,309
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28		5,375	5,924,058
4.250%	10/15/30		1,840	2,053,471
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		7,280	7,380,501

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (continued)
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26			2,500	$2,621,750
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37			2,030	2,120,475
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	400	471,915
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			2,200	2,304,500
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	03/01/37			1,230	1,671,092

					46,789,173

Mining — 0.1%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40			850	1,072,448
7.500%	07/27/35			1,700	2,227,000

					3,299,448

Miscellaneous Manufacturing — 0.1%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22			2,390	2,407,925

Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21			5,345	5,298,231
2.200%	07/18/20	(a)		1,365	1,358,557
2.750%	01/06/23			970	976,974
3.250%	02/11/22			885	900,833
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25			2,000	2,533,879
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	02/11/20			300	303,585

					11,372,059

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24			4,350	4,650,150

Oil & Gas — 2.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
2.850%(s)	10/10/36			7,000	3,307,152
6.450%	09/15/36			55	67,619
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21			3,825	3,777,187

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26			650	$593,125
10.000%	04/01/22			400	423,460
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47			880	954,994
6.750%	11/15/39			1,980	2,366,277
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23			1,965	1,982,526
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47			4,570	5,115,397
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34			489	525,564
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			1,895	2,249,451
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34			1,640	2,013,092
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22			2,238	2,345,693
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	(a)		1,455	1,551,216
4.750%	04/19/27			500	536,194
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			3,110	3,644,779
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19			1,050	1,064,543
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24			2,000	2,086,673
4.150%	12/15/21			1,975	2,038,081
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25		EUR	1,350	1,730,808
5.299%	01/27/25			1,650	1,750,650
6.625%	01/16/34		GBP	1,070	1,511,717
6.900%	03/19/49			2,380	2,534,700
7.375%	01/17/27			810	926,640
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	2,500	2,714,826
4.875%	01/24/22			1,735	1,730,663
5.375%	03/13/22			1,160	1,168,758
5.500%	01/21/21			4,810	4,865,315
6.350%	02/12/48			2,644	2,269,874
6.375%	01/23/45			1,323	1,137,780
6.500%	03/13/27			4,460	4,403,804

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Gtd. Notes, EMTN
2.750%	04/21/27		EUR	890	$885,357
4.875%	02/21/28		EUR	650	721,376
Gtd. Notes, MTN
6.750%	09/21/47			3,490	3,107,845
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22			2,000	1,897,500
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	(a)		440	447,590

					70,448,226

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41			3,935	4,770,203

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23			2,795	2,840,419
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22			1,250	1,321,372

					4,161,791

Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			5,735	5,925,273
4.500%	05/14/35			4,430	4,569,958
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35			6,315	6,376,125
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21			2,046	2,107,330
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.000%	01/15/28			595	616,569
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21			7,500	7,555,608
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39			980	1,056,846
4.250%	10/26/49			3,190	3,526,225
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28			6,130	6,613,444
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26			4,420	4,333,892
4.780%	03/25/38			1,020	1,064,037
5.050%	03/25/48			1,750	1,863,959
5.300%	12/05/43			575	623,313

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23			1,555	$1,119,600
Mylan NV,
Gtd. Notes
3.150%	06/15/21			4,555	4,555,925
5.250%	06/15/46			1,190	1,109,984

					53,018,088

Pipelines — 1.1%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28			2,860	3,126,892
6.250%	04/15/49			5,080	6,019,025
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41			1,600	1,961,907
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38			2,525	2,549,260
4.875%	06/01/25			5,275	5,732,985
5.200%	03/01/47			290	311,708
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22			600	618,000
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37			3,400	4,204,565
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48			340	315,441
5.450%	04/01/44			1,925	1,818,403
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	11/15/21			2,100	2,166,639
4.850%	03/01/48			165	176,473
5.100%	09/15/45			3,500	3,780,574
5.400%	03/04/44			2,000	2,208,011

					34,989,883

Real Estate Investment Trusts (REITs) — 0.4%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20			1,000	1,017,360
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	(a)		3,300	3,386,625
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR	4,000	4,925,826
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
2.375%	11/05/19			3,000	2,997,763

					12,327,574

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.4%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		2,000	$2,037,500
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.288%(c)	04/17/20		2,440	2,440,282
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	(a)	1,994	2,083,949
5.625%	10/15/23		2,181	2,261,675
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22		610	620,745
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	2,500	2,453,000

				11,897,151

Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		3,475	3,577,058

Semiconductors — 0.2%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		4,060	4,086,289
3.125%	10/15/22		3,125	3,144,675

				7,230,964

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,250	1,390,981

Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/27		1,075	1,118,725
4.300%	02/15/30		550	588,674
4.500%	05/15/35		129	135,038
4.500%	03/09/48		729	745,340
4.850%	03/01/39		15,185	16,297,008
5.150%	03/15/42		165	180,352
5.350%	09/01/40		456	514,706
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		2,970	2,783,514
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		2,779	2,952,687
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		2,580	2,906,542
4.522%	09/15/48		1,620	1,815,084
5.012%	04/15/49		2,000	2,381,980
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29		545	590,094

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	1,280	$1,465,007
3.125%	01/20/25	EUR	2,875	3,259,682

				37,734,433

Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		891	927,121

Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		400	425,010

TOTAL CORPORATE BONDS (cost $902,977,284)				940,419,052

MUNICIPAL BONDS — 2.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable BP Settlement, Revenue Bonds, Series B
4.263%	09/15/32		625	686,119

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		2,455	3,036,884

California — 0.7%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		4,890	7,331,870
Los Angeles Department of Water,
Revenue Bonds, BABs
6.008%	07/01/39		4,900	6,375,929
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39		1,475	1,969,509
6.574%	07/01/45		750	1,139,820
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34		3,170	4,784,798

				21,601,926

Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		2,970	4,201,689
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22		7,055	7,719,792

				11,921,481

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43		2,200	2,927,716

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Missouri — 0.0%
University of Missouri,
Revenue Bonds, BABs
5.792%	11/01/41	400	$555,184

New Jersey — 0.2%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.102%	01/01/41	1,750	2,633,942
7.414%	01/01/40	1,075	1,662,971
Rutgers State University,
Revenue Bonds, BABs
5.665%	05/01/40	1,920	2,490,490

			6,787,403

New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, Taxable, BABs
5.767%	08/01/36	1,320	1,646,159
New York City Water & Sewer System,
Revenue Bonds, BABs
5.882%	06/15/44	2,000	2,825,020
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	1,940	2,321,384

			6,792,563

North Carolina — 0.2%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, 3 Month LIBOR + 0.800%
3.380%(c)	07/25/36	5,900	5,941,595

Ohio — 0.2%
Ohio State University (The),
Revenue Bonds
4.800%	06/01/2111	4,165	5,118,827

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	500	678,990
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,280	1,686,912

			2,365,902

Texas — 0.0%
City of San Antonio Electric & Gas Systems,
Revenue Bonds
4.427%	02/01/42	1,270	1,463,408

Virginia — 0.0%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	1,110	1,258,252

TOTAL MUNICIPAL BONDS (cost $62,881,798)			70,457,260

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.3%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
2.594%(c)	03/27/36	3,958	$3,862,487
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130%
2.534%(c)	02/27/37	2,092	2,042,918
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170%
2.574%(c)	05/27/36	1,507	1,493,241
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%
4.060%(c)	09/26/45	1,458	1,499,924
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	10/25/27	1,104	1,110,626
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	04/25/28	2,887	2,897,426
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	04/25/29	5,800	5,806,651
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%
3.854%(c)	04/25/29	1,760	1,763,406
Central Park Funding Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400%
3.829%(c)	04/25/24	6,800	6,796,243
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/25/23	6,700	6,699,991
CHL Mortgage Pass-Through Trust,
Series 2007-17, Class 2A1
6.500%	10/25/37	5,348	3,701,421
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	01/25/57	2,816	2,870,049
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	8,156	8,156,900
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	6,528	6,513,503
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.025%(cc)	09/25/47	1,549	1,480,557
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	04/25/29	900	900,552
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%
4.204%(c)	04/25/29	750	750,593
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29	865	867,688
Freddie Mac REMICS,
Series 4777, Class CB
3.500%	10/15/45	7,775	8,017,008
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%
6.954%(c)	10/25/24	647	696,450
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%
5.704%(c)	10/25/27	4,850	5,218,858
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	03/25/29	1,783	1,787,735

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	11/25/28		1,413	$1,426,343
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.754%(c)	03/25/29		2,024	2,036,612
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	04/25/29		4,919	4,933,914
GSMSC Resecuritization Trust,
Series 2009-06R, Class 1A2, 144A
3.696%(cc)	06/26/37		3,703	3,580,495
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	01/26/37		1,932	1,913,515
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	01/26/37		2,500	2,413,347
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	10/26/36		3,830	3,767,268
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	10/26/36		2,025	1,883,491
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%
4.054%(c)	05/25/29		1,390	1,389,999
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2
3.949%(cc)	08/25/36		97	90,469
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/24		1,698	1,696,721
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		1,262	1,314,911
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		4,010	4,158,009
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.954%(c)	07/25/28		830	829,393
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%
3.054%(c)	06/25/57		2,275	2,262,450
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%
3.937%(c)	11/27/20		34,230	34,230,038
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%
3.804%(c)	03/25/28		441	442,429
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%
5.104%(c)	03/25/28		260	260,650
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200%
3.580%(c)	06/25/29		1,530	1,530,000
Ripon Mortgages PLC (United Kingdom),
Series 1A, Class A1, 144A, 3 Month GBP LIBOR + 0.800%
1.604%(c)	08/20/56	GBP	8,672	11,000,979
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11A, Class A1, 144A, 3 Month GBP LIBOR + 0.850%
1.654%(c)	05/20/45	GBP	9,960	12,643,456

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $166,535,462)				168,738,716

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS — 5.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes
4.625%	01/11/23		4,270	$3,416,043
6.875%	04/22/21		1,100	965,250
7.820%	12/31/33	EUR	2,104	1,985,799
7.820%	12/31/33	EUR	226	209,942
8.280%	12/31/33		932	777,361
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes
5.333%	02/15/28		2,556	2,632,680
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes
11.750%	02/25/20		300	317,628
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes
7.500%	05/06/21		4,000	4,210,040
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		1,475	1,591,171
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		352	366,964
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		555	559,784
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	2,280	2,644,647
4.750%	04/16/26	EUR	3,245	3,707,453
6.375%	04/11/31	EUR	2,645	3,055,114
Finland Government International Bond (Finland), Sr. Unsec’d. Notes
6.950%	02/15/26		3,000	3,793,441
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, EMTN
2.375%	06/04/25		2,000	2,026,508
Hellenic Republic Government Bond (Greece), Bonds
3.000%(cc)	02/24/23	EUR	1,000	1,215,072
3.000%(cc)	02/24/24	EUR	1,100	1,340,958
3.000%(cc)	02/24/31	EUR	1,690	2,076,334
3.000%(cc)	02/24/32	EUR	1,295	1,569,448
3.000%	02/24/35	EUR	1,000	1,207,985
3.500%	01/30/23	EUR	7,292	8,991,423
3.900%	01/30/33	EUR	205	260,938
4.200%	01/30/42	EUR	515	668,962
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	745	1,019,331
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes
5.375%	03/25/24		560	631,288
5.750%	11/22/23		1,500	1,699,677
6.375%	03/29/21	10,128		10,810,627
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,005	1,167,070
3.375%	07/30/25	EUR	2,000	2,572,120

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,070	$1,205,531
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	2,645	3,173,049
3.750%	06/14/28	EUR	5,755	7,809,509
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		600	599,472
2.625%	04/20/22		3,800	3,848,470
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		2,000	2,627,333
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,400	1,904,014
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		26,725	29,865,187
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.600%	04/16/24		525	538,172
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%	02/27/26		3,520	4,448,582
Provincia de Buenos Aries (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		3,710	3,364,970
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		2,135	2,446,795
5.103%	04/23/48		2,015	2,400,369
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		8,285	9,365,878
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,370	1,503,954
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	1,500	1,848,029
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	1,000	1,302,287
4.125%	03/11/39	EUR	1,827	2,378,717
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50		3,325	3,779,128
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		1,765	1,877,519
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	1,250	1,424,530
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24		3,097	3,475,546
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		6,000	5,975,507
2.500%	06/08/22		800	807,232

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		460	$474,439
7.750%	09/01/21		3,430	3,579,960
8.994%	02/01/24		510	555,256
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		500	515,695
7.750%	09/01/22		1,550	1,637,346
8.994%	02/01/24		1,200	1,306,486

TOTAL SOVEREIGN BONDS (cost $166,685,635)				173,530,020

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.0%
Federal Home Loan Mortgage Corp.
2.500%	09/01/29		324	326,425
2.500%	03/01/30		1,497	1,510,363
2.559%(s)	12/14/29		2,400	1,855,790
3.000%	05/01/29		1,777	1,815,654
3.500%	09/01/42		833	864,894
4.000%	11/01/37		1,692	1,767,023
4.000%	09/01/40		6,017	6,349,369
4.000%	11/01/40		2,775	2,928,745
4.000%	12/01/40		2,725	2,875,515
4.000%	01/01/44		1,268	1,331,324
4.000%	01/01/44		1,288	1,354,035
4.000%	06/01/48		1,441	1,498,530
4.000%	07/01/48		17,579	18,255,545
4.500%	12/01/40		1,612	1,731,939
4.500%	07/01/41		3,441	3,698,461
6.250%	07/15/32	(k)	3,400	4,881,528
6.750%	03/15/31	(k)	4,000	5,817,421
Federal National Mortgage Assoc.
2.500%	04/01/28		96	96,800
2.500%	06/01/28		1,217	1,228,179
2.500%	08/01/28		437	440,439
2.500%	09/01/28		600	604,650
3.000%	02/01/31		2,786	2,847,757
3.000%	01/01/32		401	410,051
3.000%	07/01/43		315	320,763
3.000%	08/01/43		590	600,102
3.000%	11/01/43		8,526	8,673,350
3.500%	04/01/32		2,974	3,072,716
3.500%	05/01/42		1,413	1,466,622
3.500%	05/01/42		1,443	1,497,354
3.500%	05/01/42		1,748	1,814,786
3.500%	07/01/42		7,440	7,724,763
3.500%	09/01/42		4,113	4,270,423
3.500%	09/01/42		20,728	21,519,909
3.500%	02/01/47		4,555	4,689,203
4.000%	09/01/40		2,775	2,926,520
4.000%	12/01/43		119	124,621
4.000%	07/01/47		8,784	9,196,250
4.000%	09/01/47		4,714	4,912,325
4.000%	10/01/47		8,829	9,342,349
4.000%	11/01/47		2,366	2,501,696
4.000%	10/01/48		955	991,778
4.000%	11/01/48		2,515	2,635,827

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/01/39		2,602	$2,793,192
4.500%	12/01/40		3,970	4,262,168
4.500%	06/01/48		8,538	8,930,982
6.250%	05/15/29	(k)	8,590	11,594,903
6.625%	11/15/30	(k)	1,485	2,123,057
7.125%	01/15/30	(k)	1,440	2,088,638
Freddie Mac Strips Coupon
3.247%(s)	07/15/32		1,000	715,915
Government National Mortgage Assoc.
3.500%	09/15/41		315	327,021
3.500%	11/15/41		6	5,871
3.500%	11/15/41		129	134,216
3.500%	01/15/42		30	30,621
3.500%	02/15/42		234	243,535
3.500%	03/15/42		13	13,707
3.500%	03/15/42		854	886,818
3.500%	05/15/42		213	221,613
3.500%	06/15/42		127	131,678
3.500%	07/15/42		47	48,878
3.500%	07/15/42		185	192,030
3.500%	07/15/42		356	369,502
3.500%	07/15/42		387	401,989
3.500%	08/15/42		19	19,803
3.500%	01/15/43		156	162,650
3.500%	02/15/43		240	248,366
3.500%	04/15/43		587	611,109
3.500%	05/15/43		17	17,179
3.500%	05/15/43		18	18,963
3.500%	05/15/43		44	46,284
3.500%	05/15/43		72	74,292
3.500%	05/20/43		6,151	6,415,189
3.500%	07/15/43		396	411,547
3.500%	10/15/43		42	43,770
3.500%	11/15/43		40	41,186
3.500%	12/15/43		517	536,842
3.500%	01/15/44		195	202,083
4.000%	01/20/40		917	971,286
4.000%	10/20/40		883	935,588
4.000%	02/20/41		1,137	1,204,203
4.000%	12/20/46		5,595	5,856,762
4.000%	07/20/47		688	717,846
4.000%	12/20/47		3,681	3,835,300
4.000%	01/20/48		25,837	26,903,007
4.500%	05/20/40		2,795	2,981,661
4.500%	12/20/40		2,597	2,771,685
4.500%	11/20/46		918	980,116
4.500%	08/20/48		8,529	8,910,106
Tennessee Valley Authority Generic Strip, Bonds
2.723%(s)	09/15/30		2,730	2,019,901
2.919%(s)	03/15/33		600	409,502

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $252,941,678)				255,634,354

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
3.000%	02/15/49	(h)	1,567	$1,721,007
U.S. Treasury Notes
1.875%	06/30/26		6,015	6,017,115
2.000%	05/31/24		40,520	40,996,426
2.250%	11/15/27	(k)	10,000	10,237,500
2.375%	05/15/29	(a)	47,355	48,936,583
2.625%	12/31/23	(k)	4,735	4,913,302
3.125%	11/15/28	(k)	7,320	8,028,839
U.S. Treasury Strips Coupon
2.100%(s)	11/15/35	(h)(k)	4,200	2,840,455
2.174%(s)	05/15/29	(a)(k)	3,435	2,792,649
1.898%(s)	08/15/29	(h)(k)	2,020	1,631,166

TOTAL U.S. TREASURY OBLIGATIONS (cost $125,575,782)				128,115,042

			Shares

COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $1,279,096)			64,148	641,480

TOTAL LONG-TERM INVESTMENTS (cost $3,039,177,210)				3,119,131,636

SHORT-TERM INVESTMENTS — 4.0%

AFFILIATED MUTUAL FUNDS — 4.0%
PGIM Core Ultra Short Bond Fund(w)			60,397,697	60,397,697
PGIM Institutional Money Market Fund (cost $67,829,681; includes $67,705,255 of cash collateral for securities on loan)(b)(w)			67,819,529	67,839,875

TOTAL AFFILIATED MUTUAL FUNDS (cost $128,227,378)				128,237,572

OPTIONS PURCHASED*~ — 0.0%
(cost $607,710)				1,242,495

TOTAL SHORT-TERM INVESTMENTS
(cost $128,835,088)				129,480,067

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.3%
(cost $3,168,012,298)				3,248,611,703

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $319,247)				(88,556)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.3%
(cost $3,167,693,051)				3,248,523,147
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.3)%				(42,884,591)

NET ASSETS — 100.0%				$3,205,638,556

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(170,986) and (0.0)% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,400,537; cash collateral of $67,705,255 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2019.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10-Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	243	243	$3,797
10-Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	243	243	18,984
Eurodollar 1 Year Mid Curve	Put	07/12/19	$97.75	381	953	2,381
Eurodollar 1 Year Mid Curve	Put	07/12/19	$98.25	381	953	19,050
Eurodollar 1 Year Mid Curve	Put	08/16/19	$97.75	381	953	2,381
Eurodollar 1 Year Mid Curve	Put	08/16/19	$98.25	381	953	54,769
Eurodollar 1 Year Mid Curve	Put	09/13/19	$97.75	381	953	4,763
Eurodollar 1 Year Mid Curve	Put	09/13/19	$98.25	381	953	76,200

Total Exchange Traded (cost $535,350)						$182,325

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	7,400	$76,426
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	4,900	47,727
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	4,657	67,436
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	11,320	153,431
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	22,471	319,465
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	22,780	331,935
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	4,528	63,215

Total OTC Traded (cost $60,432)							$1,059,635

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $11,928)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	1,065	$535

Total Options Purchased (cost $607,710)								$1,242,495

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10-Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	486	486	$(7,594)
Eurodollar 1 Year Mid Curve	Put	07/12/19	$98.00	762	1,905	(4,762)
Eurodollar 1 Year Mid Curve	Put	08/16/19	$98.00	762	1,905	(28,575)
Eurodollar 1 Year Mid Curve	Put	09/13/19	$98.00	762	1,905	(47,625)

Total Options Written (premiums received $319,247)						$(88,556)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6,811	5 Year U.S. Treasury Notes	Sep. 2019	$804,762,219	$12,291,180
2,117	10 Year U.S. Treasury Notes	Sep. 2019	270,909,844	1,838,381
164	10 Year U.S. Ultra Treasury Notes	Sep. 2019	22,652,500	724,514
282	20 Year U.S. Treasury Bonds	Sep. 2019	43,877,437	1,426,211
1,254	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	222,663,375	10,081,595

				26,361,881

Short Positions:
567	2 Year U.S. Treasury Notes	Sep. 2019	122,006,883	(468,974)
120	10 Year Euro-Bund	Sep. 2019	23,570,718	(360,921)

				(829,895)

				$25,531,986

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP 24,022	$30,647,936	$30,513,240	$—	$(134,696)
Euro,
Expiring 07/02/19	Bank of America, N.A.	EUR 75,443	85,967,235	85,815,479	—	(151,756)

			$116,615,171	$116,328,719	—	(286,452)

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD 1,088	$778,999	$764,705	$14,294	$—
British Pound,
Expiring 07/02/19	BNP Paribas	GBP 24,022	30,476,539	30,513,240	—	(36,701)
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	GBP 24,022	30,693,819	30,560,954	132,865	—
Euro,
Expiring 07/02/19	Citibank, N.A.	EUR 73,168	82,161,163	83,227,693	—	(1,066,530)
Expiring 07/02/19	Citibank, N.A.	EUR 2,275	2,553,887	2,587,786	—	(33,899)
Expiring 07/19/19	Citibank, N.A.	EUR 4,925	5,594,214	5,610,277	—	(16,063)
Expiring 08/02/19	Bank of America, N.A.	EUR 75,443	86,185,190	86,039,739	145,451	—

			$238,443,811	$239,304,394	$292,610	$(1,153,193)

					$292,610	$(1,439,645)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federation of Malaysia	12/20/23	1.000%(Q)	4,500	0.603%	$78,338	$(4,375)	$82,713	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	15,000	0.492%	333,432	(14,583)	348,015	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	4,500	10.056%	(1,311,905)	(4,375)	(1,307,530)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	22,500	1.360%	(335,647)	(21,875)	(313,772)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	4,500	0.331%	131,810	(4,375)	136,185	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	6,000	0.806%	51,645	(5,833)	57,478	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	6,000	1.027%	(5,189)	(5,833)	644	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	4,500	8.973%	(1,204,385)	(4,375)	(1,200,010)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	4,500	0.504%	97,818	(4,375)	102,193	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	4,500	0.461%	106,275	(4,375)	110,650	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	4,500	0.542%	90,152	(4,375)	94,527	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	13,500	1.547%	(306,941)	(13,125)	(293,816)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	22,500	3.866%	(2,529,452)	(21,875)	(2,507,577)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	13,500	1.053%	(26,325)	(13,125)	(13,200)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	19,500	1.002%	3,879	(18,958)	22,837	Barclays Bank PLC

					$(4,826,495)	$(145,832)	$(4,680,663)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)*:
CDX.EM.30.V1	12/20/23	1.000%(Q)	150,000	$4,259,862	$(42,500)	$4,302,362	Barclays Bank PLC

*

The Portfolio entered into multiple credit default swap agreements in a package trade consisting of two parts. The Portfolio brought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front is attached to the index of the trade. Each swap is priced individually. If the package deal is closed out early, all of the component swaps terminate.

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	1,710	$(9,234)	$10,638	$(19,872)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,685	(9,099)	26,566	(35,665)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(3,050)	9,976	(13,026)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(3,050)	9,160	(12,210)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(3,051)	3,306	(6,357)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	290	(1,566)	1,803	(3,369)	Citibank, N.A.

				$(29,050)	$61,449	$(90,499)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	1,300	2.253%	$(59,984)	$(127,162)	$67,178	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	2,000	2.630%	(146,084)	(432,500)	286,416	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,000	2.791%	(173,821)	(460,000)	286,179	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	970	3.033%	(109,394)	(175,640)	66,246	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	3,000	3.126%	(374,475)	(484,230)	109,755	Citibank, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	2,650	0.249%	20,306	(109,128)	129,434	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,045	0.821%	9,155	4,948	4,207	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,425	3.268%	(116,300)	(78,778)	(37,522)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,405	3.268%	(114,668)	(93,238)	(21,430)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	3.268%	(38,359)	(31,963)	(6,396)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	3.268%	(38,359)	(31,384)	(6,975)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	3.268%	(38,359)	(26,106)	(12,253)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	240	3.268%	(19,588)	(13,261)	(6,327)	Citibank, N.A.
Republic of Brazil	09/20/19	1.000%(Q)	7,135	0.419%	11,782	16,684	(4,902)	HSBC Bank USA, N.A.
Republic of Korea	09/20/19	1.000%(Q)	3,560	0.094%	8,564	7,186	1,378	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	1,610	1.420%	(30,180)	(20,656)	(9,524)	Citibank, N.A.

					$(1,209,764)	$(2,055,228)	$845,464

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	43,900	$(2,642,780)	$(3,373,122)	$(730,342)
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	82,000	1,149,968	195,815	(954,153)

				$(1,492,812)	$(3,177,307)	$(1,684,495)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
90,012	07/12/19	—(3)	—(3)	$(170,986)	$—	$(170,986)	Citigroup Global Markets, Inc.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays or receives payment based on CMM102 minus 7 year CMT minus 1.338% upon termination.

(4)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
CNH	26,020	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$93	$(426)	$(519)
CNH	76,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(3,865)	(3,865)
EUR	7,985	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,797)	(38,383)	(31,586)
EUR	2,665	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,693)	(23,134)	(21,441)
EUR	12,145	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(68,266)	(204,104)	(135,838)
EUR	1,680	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(17,524)	(44,175)	(26,651)
EUR	10,015	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(58,876)	(301,285)	(242,409)
EUR	5,135	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(84,692)	(211,083)	(126,391)
EUR	800	05/11/35	0.950%(A)	1 Day EONIA(1)(A)	(30,906)	(86,978)	(56,072)
EUR	1,050	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(29,964)	(111,567)	(81,603)
EUR	9,595	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	1,020,857	1,020,857
EUR	9,595	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(1,051,303)	(1,051,303)
EUR	2,760	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(136,771)	(380,239)	(243,468)
EUR	730	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(18,429)	(104,881)	(86,452)
EUR	6,140	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	440,332	440,332
EUR	6,140	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(437,020)	(437,020)
JPY	7,551,940	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(94,476)	(94,476)
JPY	3,129,460	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(34,745)	(34,745)
	69,705	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	252,510	252,510
	102,460	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,660)	409,272	410,932
	63,450	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(1,960)	(744,556)	(742,596)
	37,685	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(13,074)	376,017	389,091
	7,890	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(184,927)	(184,927)
	10,745	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	127	(291,830)	(291,957)
	10,925	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	25,715	(230,287)	(256,002)
	25,542	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(27,992)	(582,657)	(554,665)
	31,125	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(43,551)	(758,944)	(715,393)
	4,625	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(60,870)	(60,870)
	15,675	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(391,426)	(391,426)

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
122,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	$401,613	$(3,068,690)	$(3,470,303)
44,955	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	154,012	(1,139,831)	(1,293,843)
57,995	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	178,653	(1,666,945)	(1,845,598)
10,865	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	8,634	(547,713)	(556,347)
2,880	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(215,636)	(215,636)
69,131	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(47,810)	(4,741,759)	(4,693,949)
4,645	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(349,932)	(349,932)
21,625	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	17,061	(1,827,140)	(1,844,201)
50,264	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	1,595	(4,260,702)	(4,262,297)
4,305	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	169,599	(126,420)	(296,019)
6,995	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(185,956)	(185,956)
42,303	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(124,949)	(1,877,791)	(1,752,842)
8,194	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(304,903)	(304,903)
10,675	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	233	(487,809)	(488,042)
42,455	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(172,774)	(211,789)	(39,015)
24,228	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	323,421	(325,831)	(649,252)
6,165	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	8,731	(118,244)	(126,975)
3,440	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(83,258)	(83,258)
11,550	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(7,813)	(369,899)	(362,086)
7,830	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(252,580)	(252,580)
5,275	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(77,087)	(77,087)
3,015	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(94,450)	(94,450)
10,636	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(39,440)	(832,878)	(793,438)
11,374	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(45,193)	(928,360)	(883,167)
4,895	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	239	529,115	528,876
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(104,528)	(104,528)
3,180	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	208	409,369	409,161
1,730	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(128,549)	(128,549)
1,600	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(148,290)	(148,290)

				$309,800	$(27,412,659)	$(27,722,459)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	3,847	$(18,380)	$(7,884)	$(10,496)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(170,986)
OTC Swap Agreements	$90,267	$(2,280,262)	$6,208,397	$(5,842,229)

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$4,607,000	$30,757,785

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$56,023,809	$—
Collateralized Loan Obligations	—	484,786,772	—
Consumer Loans	—	50,570,245	—
Credit Cards	—	7,994,943	—
Home Equity Loans	—	19,340,668	—
Other	—	18,850,000	—
Residential Mortgage-Backed Securities	—	53,969,116	—
Student Loans	—	30,013,699	—
Bank Loans	—	12,253,398	—
Commercial Mortgage-Backed Securities	—	647,793,062	—
Corporate Bonds	—	940,419,052	—
Municipal Bonds	—	70,457,260	—
Residential Mortgage-Backed Securities	—	168,738,716	—
Sovereign Bonds	—	173,530,020	—
U.S. Government Agency Obligations	—	255,634,354	—
U.S. Treasury Obligations	—	128,115,042	—
Common Stock	641,480	—	—
Affiliated Mutual Funds	128,237,572	—	—
Options Purchased	182,325	1,060,170	—
Options Written	(88,556)	—	—
Other Financial Instruments*
Futures Contracts	25,531,986	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,147,035)	—
OTC Packaged Credit Default Swap Agreements	—	(566,633)	—
Centrally Cleared Credit Default Swap Agreements	—	(1,684,495)	—
OTC Credit Default Swap Agreements	—	(1,238,814)	—
OTC Forward Rate Agreement	—	—	(170,986)
Centrally Cleared Interest Rate Swap Agreements	—	(27,722,459)	—
OTC Total Return Swap Agreement	—	(18,380)	—

Total	$154,504,807	$3,087,172,510	$(170,986)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	20.2%
Collateralized Loan Obligations	15.1
Banks	9.9
U.S. Government Agency Obligations	8.0
Residential Mortgage-Backed Securities	7.0
Sovereign Bonds	5.4
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	4.0
U.S. Treasury Obligations	4.0
Electric	2.3
Municipal Bonds	2.2
Oil & Gas	2.2
Automobiles	1.7
Pharmaceuticals	1.7
Consumer Loans	1.6
Media	1.5
Telecommunications	1.2
Pipelines	1.1
Diversified Financial Services	1.0
Student Loans	0.9
Insurance	0.8
Auto Manufacturers	0.6
Home Equity Loans	0.6
Chemicals	0.6
Other	0.6
Commercial Services	0.5
Airlines	0.5
Agriculture	0.4
Retail	0.4
Healthcare-Services	0.4
Real Estate Investment Trusts (REITs)	0.4
Multi-National	0.4
Aerospace & Defense	0.3
Auto Parts & Equipment	0.3
Biotechnology	0.3

Foods	0.3%
Credit Cards	0.3
Building Materials	0.2
Semiconductors	0.2
Home Builders	0.2
Engineering & Construction	0.2
Gas	0.2
Healthcare-Products	0.2
Oil & Gas Services	0.1
Office/Business Equipment	0.1
Forest Products & Paper	0.1
Packaging & Containers	0.1
Lodging	0.1
Software	0.1
Savings & Loans	0.1
Mining	0.1
Entertainment	0.1
Household Products/Wares	0.1
Beverages	0.1
Miscellaneous Manufacturing	0.1
Machinery-Diversified	0.1
Computers	0.1
Apparel	0.0	*
Options Purchased	0.0	*
Home Furnishings	0.0	*
Textiles	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Transportation	0.0	*

	101.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker — variation margin swaps	$1,684,495	*
Credit contracts	Premiums paid for OTC swap agreements	90,267	Premiums received for OTC swap agreements	2,272,378
Credit contracts	Unrealized appreciation on OTC swap agreements	6,208,397	Unrealized depreciation on OTC swap agreements	5,831,733

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$292,610		Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,439,645
Interest rate contracts	Due from/to broker — variation margin futures	26,361,881	*	Due from/to broker — variation margin futures	829,895	*
Interest rate contracts	Due from/to broker — variation margin swaps	3,451,759	*	Due from/to broker — variation margin swaps	31,174,218	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	7,884
Interest rate contracts	Unaffiliated investments	1,242,495		Options written outstanding, at value	88,556
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	170,986
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	10,496

		$37,647,409			$43,510,286

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(41,868)	$100,342	$—	$—	$—	$(1,137,563)
Foreign exchange contracts	—	—	—	2,974,361	—	—
Interest rate contracts	100,046	—	57,448,286	—	(69,887)	4,231,895

Total	$58,178	$100,342	$57,448,286	$2,974,361	$(69,887)	$3,094,332

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$34,599	$31,299	$—	$—	$—	$(2,930,168)
Foreign exchange contracts	—	—	—	(874,606)	—	—
Interest rate contracts	(49,217)	230,691	(4,947,715)	—	(62,197)	(34,768,775)

Total	$(14,618)	$261,990	$(4,947,715)	$(874,606)	$(62,197)	$(37,698,943)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$256,814	$9,407,000	$1,401,853,797	$324,019,690	$42,137,833

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$157,636,450	$466,035	$145,404,000	$1,325,033,116	$261,067,333

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$163,543,604	$3,985,121	$4,440,000

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$66,400,537	$(66,400,537)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,030,822	$(327,396)	$703,426	$(687,536)	$15,890
Barclays Bank PLC	5,751,097	(6,256,737)	(505,640)	443,112	(62,528)
BNP Paribas	—	(36,701)	(36,701)	—	(36,701)
Citibank, N.A.	533,660	(2,674,196)	(2,140,536)	2,140,536	—
Citigroup Global Markets, Inc.	—	(170,986)	(170,986)	170,986	—
Credit Suisse International	—	(18,380)	(18,380)	—	(18,380)
HSBC Bank USA, N.A.	16,684	(4,902)	11,782	—	11,782
JPMorgan Chase Bank, N.A.	132,865	(134,696)	(1,831)	—	(1,831)
Morgan Stanley & Co. International PLC	186,316	(109,128)	77,188	—	77,188

	$7,651,444	$(9,733,122)	$(2,081,678)	$2,067,098	$(14,580)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $66,400,537:
Unaffiliated investments (cost $3,039,784,920)	$3,120,374,131
Affiliated investments (cost $128,227,378)	128,237,572
Cash	2,514,806
Foreign currency, at value (cost $11,089,355)	11,173,374
Cash segregated for counterparty—OTC	158,000
Receivable for investments sold	71,390,477
Dividends and interest receivable	21,164,098
Unrealized appreciation on OTC swap agreements	6,208,397
Deposit with broker for centrally cleared/exchange-traded derivatives	4,607,000
Due from broker-variation margin swaps	408,347
Unrealized appreciation on OTC forward foreign currency exchange contracts	292,610
Receivable for Portfolio shares sold	207,801
Premiums paid for OTC swap agreements	90,267
Tax reclaim receivable	2,008
Prepaid expenses and other assets	11,068

Total Assets	3,366,839,956

LIABILITIES
Payable for investments purchased	82,597,675
Payable to broker for collateral for securities on loan	67,705,255
Unrealized depreciation on OTC swap agreements	5,842,229
Premiums received for OTC swap agreements	2,280,262
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,439,645
Management fee payable	502,669
Accrued expenses and other liabilities	242,949
Due to broker-variation margin futures	197,203
Unrealized depreciation on OTC forward rate agreements	170,986
Distribution fee payable	130,769
Options written outstanding, at value (proceeds received $319,247)	88,556
Payable to affiliate	2,008
Payable for Portfolio shares repurchased	825
Affiliated transfer agent fee payable	369

Total Liabilities	161,201,400

NET ASSETS	$3,205,638,556

Net assets were comprised of:
Partners Equity	$3,205,638,556

Net asset value and redemption price per share, $3,205,638,556 / 246,090,284 outstanding shares of beneficial interest	$13.03

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$53,980,013
Affiliated dividend income	837,439
Unaffiliated dividend income (net of $2,519 foreign withholding tax)	433,227
Income from securities lending, net (including affiliated income of $92,083)	98,294

Total income	55,348,973

EXPENSES
Management fee	6,931,195
Distribution fee	3,683,471
Custodian and accounting fees	143,300
Audit fee	25,290
Trustees’ fees	21,455
Legal fees and expenses	10,368
Shareholders’ reports	8,189
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,583
Miscellaneous	32,439

Total expenses	10,859,290

NET INVESTMENT INCOME (LOSS)	44,489,683

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,983)	8,941,140
Futures transactions	57,448,286
Forward rate agreement transactions	(69,887)
Forward currency contract transactions	2,974,361
Options written transactions	100,342
Swap agreements transactions	3,094,332
Foreign currency transactions	(78,131)

72,410,443

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $10,490)	121,626,302
Futures	(4,947,715)
Forward rate agreements	(62,197)
Forward currency contracts	(874,606)
Options written	261,990
Swap agreements	(37,698,943)
Foreign currencies	63,752

78,368,583

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	150,779,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$195,268,709

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$44,489,683	$82,828,234
Net realized gain (loss) on investment and foreign currency transactions	72,410,443	(39,021,751)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	78,368,583	(68,080,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	195,268,709	(24,274,131)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [36,264,979 and 30,288,385 shares, respectively]	454,383,410	365,524,933
Portfolio shares repurchased [16,917,792 and 48,200,710 shares, respectively]	(211,282,197)	(582,370,858)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	243,101,213	(216,845,925)

CAPITAL CONTRIBUTIONS	155	—

TOTAL INCREASE (DECREASE)	438,370,077	(241,120,056)
NET ASSETS:
Beginning of period	2,767,268,479	3,008,388,535

End of period.	$3,205,638,556	$2,767,268,479

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 126.7%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.2%
Arconic, Inc.(u)	157,100	$4,056,322
Astronics Corp.*	32,900	1,323,238
Huntington Ingalls Industries, Inc.	8,300	1,865,342
Lockheed Martin Corp.(u)	14,600	5,307,684
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	36,700	2,986,279
United Technologies Corp.(u)	44,400	5,780,880

		21,319,745

Air Freight & Logistics — 0.3%
Hub Group, Inc. (Class A Stock)*	52,800	2,216,544

Airlines — 0.5%
Southwest Airlines Co.(u)	64,500	3,275,310

Auto Components — 0.1%
Dana, Inc.	34,300	683,942

Automobiles — 1.2%
Ford Motor Co.	225,900	2,310,957
General Motors Co.(u)	116,100	4,473,333
Thor Industries, Inc.	22,700	1,326,815

		8,111,105

Banks — 5.2%
Bank of America Corp.(u)	380,946	11,047,434
Citigroup, Inc.(u)	119,540	8,371,386
Citizens Financial Group, Inc.(u)	132,900	4,699,344
First BanCorp. (Puerto Rico)	63,200	697,728
Hancock Whitney Corp.	6,000	240,360
JPMorgan Chase & Co.(u)	46,776	5,229,557
KeyCorp.	35,500	630,125
Popular, Inc. (Puerto Rico)	400	21,696
Wells Fargo & Co.(u)	77,400	3,662,568

		34,600,198

Beverages — 2.4%
Coca-Cola Co. (The)(u)	61,700	3,141,764
Keurig Dr. Pepper, Inc.(u)	113,700	3,285,930
Monster Beverage Corp.*(u)	47,100	3,006,393
National Beverage Corp.	9,400	419,522
PepsiCo, Inc.(u)	45,200	5,927,076

		15,780,685

Biotechnology — 6.0%
AbbVie, Inc.(u)	68,400	4,974,048
Alexion Pharmaceuticals, Inc.*(u)	32,300	4,230,654
Amgen, Inc.(u)	34,400	6,339,232
Biogen, Inc.*(u)	15,400	3,601,598
Gilead Sciences, Inc.(u)	82,000	5,539,920
Incyte Corp.*(u)	54,400	4,621,824
Regeneron Pharmaceuticals, Inc.*(u)	11,900	3,724,700
Veracyte, Inc.*	53,800	1,533,838
Vertex Pharmaceuticals, Inc.*(u)	25,800	4,731,204

		39,297,018

Building Products — 1.0%
Builders FirstSource, Inc.*	20,500	345,630
Continental Building Products, Inc.*	64,900	1,724,393
Cornerstone Building Brands, Inc.*	88,400	515,372
Johnson Controls International PLC	23,000	950,130
Resideo Technologies, Inc.*	64,183	1,406,891

COMMON STOCKS (continued)	Shares	Value
Building Products (continued)
Universal Forest Products, Inc.	44,900	$1,708,894

		6,651,310

Capital Markets — 3.1%
Affiliated Managers Group, Inc.(u)	37,600	3,464,464
Ameriprise Financial, Inc.(u)	26,400	3,832,224
Donnelley Financial Solutions, Inc.*	9,712	129,558
Goldman Sachs Group, Inc. (The)(u)	22,900	4,685,340
LPL Financial Holdings, Inc.(u)	41,400	3,376,998
Morgan Stanley(u)	107,300	4,700,813

		20,189,397

Chemicals — 2.5%
Chemours Co. (The)	500	12,000
DuPont de Nemours, Inc.	33,700	2,529,859
Huntsman Corp.	140,200	2,865,688
Koppers Holdings, Inc.*	29,400	863,184
Kraton Corp.*	300	9,321
Kronos Worldwide, Inc.	29,100	445,812
LyondellBasell Industries NV (Class A Stock)(u)	32,100	2,764,773
Mosaic Co. (The)	86,500	2,165,095
PolyOne Corp.	46,300	1,453,357
Rayonier Advanced Materials, Inc.	17,100	110,979
Trinseo SA(u)	69,900	2,959,566
Westlake Chemical Corp.	200	13,892

		16,193,526

Commercial Services & Supplies — 0.3%
Deluxe Corp.	5,400	219,564
Herman Miller, Inc.	15,500	692,850
Knoll, Inc.	30,000	689,400
SP Plus Corp.*	8,200	261,826

		1,863,640

Communications Equipment — 2.1%
Acacia Communications, Inc.*	48,100	2,268,396
Cisco Systems, Inc.(u)	174,700	9,561,331
CommScope Holding Co., Inc.*	142,100	2,235,233

		14,064,960

Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	17,600	897,424
EMCOR Group, Inc.	24,100	2,123,210
Fluor Corp.	75,900	2,557,071
Quanta Services, Inc.	27,300	1,042,587

		6,620,292

Construction Materials — 0.6%
Vulcan Materials Co.(u)	28,400	3,899,604

Consumer Finance — 1.5%
Capital One Financial Corp.(u)	53,300	4,836,442
Navient Corp.	138,700	1,893,255
OneMain Holdings, Inc.(u)	93,600	3,164,616

		9,894,313

Containers & Packaging — 0.4%
Greif, Inc. (Class A Stock)	14,100	458,955
Owens-Illinois, Inc.	98,100	1,694,187
Sealed Air Corp.	11,400	487,692

		2,640,834

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Distributors — 0.9%
Core-Mark Holding Co., Inc.	38,500	$1,529,220
Genuine Parts Co.	18,200	1,885,156
LKQ Corp.*	85,300	2,269,833

		5,684,209

Diversified Consumer Services — 0.5%
frontdoor, Inc.*(u)	80,400	3,501,420

Diversified Financial Services — 1.2%
AXA Equitable Holdings, Inc.	500	10,450
Berkshire Hathaway, Inc. (Class B Stock)*(u)	17,500	3,730,475
FGL Holdings.	128,800	1,081,920
Jefferies Financial Group, Inc.(u)	172,100	3,309,483

		8,132,328

Diversified Telecommunication Services — 2.5%
AT&T, Inc.(u)	193,300	6,477,483
Verizon Communications, Inc.(u)	173,800	9,929,194

		16,406,677

Electric Utilities — 1.1%
Eversource Energy	5,100	386,376
Exelon Corp.(u)	102,900	4,933,026
Portland General Electric Co.	25,100	1,359,667
Southern Co. (The)	5,700	315,096

		6,994,165

Electrical Equipment — 0.7%
Acuity Brands, Inc.	2,500	344,775
Atkore International Group, Inc.*	35,300	913,211
Hubbell, Inc.(u)	27,300	3,559,920

		4,817,906

Electronic Equipment, Instruments & Components — 2.0%
Anixter International, Inc.*	10,900	650,839
Avnet, Inc.	49,900	2,258,973
CDW Corp.(u)	46,100	5,117,100
Itron, Inc.*	39,100	2,446,487
Jabil, Inc.	34,400	1,087,040
Methode Electronics, Inc.	10,100	288,557
SYNNEX Corp.	13,500	1,328,400
Tech Data Corp.*	300	31,380

		13,208,776

Energy Equipment & Services — 0.5%
Archrock, Inc.	103,800	1,100,280
C&J Energy Services, Inc.*	36,700	432,326
DMC Global, Inc.	9,100	576,485
Matrix Service Co.*	27,500	557,150
Oceaneering International, Inc.*	19,900	405,761
Superior Energy Services, Inc.*	3,100	4,030

		3,076,032

Entertainment — 1.1%
Cinemark Holdings, Inc.	11,000	397,100
Viacom, Inc. (Class B Stock)	83,600	2,497,132
Walt Disney Co. (The)(u)	29,900	4,175,236

		7,069,468

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp.(u)	25,600	$5,233,920
Apple Hospitality REIT, Inc.	81,500	1,292,590
Ashford Hospitality Trust, Inc.	29,100	86,427
Braemar Hotels & Resorts, Inc.	15,300	151,470
CoreCivic, Inc.	102,000	2,117,520
DiamondRock Hospitality Co.	79,100	817,894
Empire State Realty Trust, Inc. (Class A Stock)	600	8,886
Franklin Street Properties Corp.	46,900	346,122
GEO Group, Inc. (The)	115,450	2,425,604
Host Hotels & Resorts, Inc.	81,400	1,483,108
Lexington Realty Trust	41,800	393,338
Outfront Media, Inc.	59,800	1,542,242
Park Hotels & Resorts, Inc.	61,400	1,692,184
Retail Properties of America, Inc. (Class A Stock)	34,200	402,192
Ryman Hospitality Properties, Inc.	28,000	2,270,520
Spirit MTA REIT	32,060	267,380
VEREIT, Inc.	281,000	2,531,810
Xenia Hotels & Resorts, Inc.	83,000	1,730,550

		24,793,757

Food & Staples Retailing — 0.6%
Kroger Co. (The)	15,800	343,018
Walgreens Boots Alliance, Inc.(u)	66,900	3,657,423

		4,000,441

Food Products — 1.9%
Archer-Daniels-Midland Co.(u)	92,500	3,774,000
J.M. Smucker Co. (The)	10,500	1,209,495
Pilgrim’s Pride Corp.*	98,000	2,488,220
Tyson Foods, Inc. (Class A Stock)(u)	62,700	5,062,398

		12,534,113

Gas Utilities — 0.6%
UGI Corp.(u)	79,600	4,251,436

Health Care Equipment & Supplies — 4.8%
Abbott Laboratories(u)	59,400	4,995,540
Baxter International, Inc.	29,500	2,416,050
Cooper Cos., Inc. (The)	2,800	943,292
Hill-Rom Holdings, Inc.	17,000	1,778,540
Hologic, Inc.*	13,400	643,468
IDEXX Laboratories, Inc.*	9,700	2,670,701
Integer Holdings Corp.*	10,300	864,376
Lantheus Holdings, Inc.*	35,400	1,001,820
Masimo Corp.*(u)	34,600	5,149,172
Medtronic PLC(u)	72,000	7,012,080
STERIS PLC	2,300	342,424
Zimmer Biomet Holdings, Inc.(u)	32,400	3,814,776

		31,632,239

Health Care Providers & Services — 3.1%
Anthem, Inc.(u)	10,400	2,934,984
Centene Corp.*	6,600	346,104
CVS Health Corp.	46,500	2,533,785
DaVita, Inc.*	200	11,252
HCA Healthcare, Inc.(u)	30,700	4,149,719
MEDNAX, Inc.*	20,300	512,169
UnitedHealth Group, Inc.(u)	40,300	9,833,603

		20,321,616

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Technology — 0.7%
Cerner Corp.	12,500	$916,250
Veeva Systems, Inc. (Class A Stock)*(u)	21,700	3,517,787

		4,434,037

Hotels, Restaurants & Leisure — 3.2%
Bloomin’ Brands, Inc.	75,400	1,425,814
Brinker International, Inc.	35,900	1,412,665
Chipotle Mexican Grill, Inc.*	3,300	2,418,504
Hilton Grand Vacations, Inc.*(u)	115,500	3,675,210
Hilton Worldwide Holdings, Inc.(u)	40,600	3,968,244
Penn National Gaming, Inc.*	21,700	417,942
Royal Caribbean Cruises Ltd.	15,100	1,830,271
Starbucks Corp.(u)	67,200	5,633,376
Yum China Holdings, Inc. (China)	5,600	258,720

		21,040,746

Household Durables — 0.8%
M/I Homes, Inc.*	16,600	473,764
Meritage Homes Corp.*	6,300	323,442
Newell Brands, Inc.	51,800	798,756
NVR, Inc.*	400	1,348,100
Toll Brothers, Inc.	47,600	1,743,112
Whirlpool Corp.	5,800	825,688

		5,512,862

Household Products — 0.9%
Procter & Gamble Co. (The)(u)	52,400	5,745,660

Independent Power & Renewable Electricity Producers — 1.0%
AES Corp.	155,000	2,597,800
NRG Energy, Inc.(u)	106,700	3,747,304

		6,345,104

Industrial Conglomerates — 0.9%
General Electric Co.(u)	576,200	6,050,100

Insurance — 3.0%
American Equity Investment Life Holding Co.	7,800	211,848
American Financial Group, Inc.	14,000	1,434,580
American International Group, Inc.(u)	81,300	4,331,664
CNA Financial Corp.	11,600	546,012
Genworth Financial, Inc. (Class A Stock)*	70,300	260,813
Lincoln National Corp.(u)	47,600	3,067,820
MetLife, Inc.(u)	98,500	4,892,495
National General Holdings Corp.	40,800	935,952
Old Republic International Corp.(u)	131,000	2,931,780
Unum Group	42,100	1,412,455

		20,025,419

Interactive Media & Services — 5.2%
Alphabet, Inc. (Class A Stock)*(u)	7,000	7,579,600
Alphabet, Inc. (Class C Stock)*(u)	8,637	9,335,820
Facebook, Inc. (Class A Stock)*(u)	78,100	15,073,300
IAC/InterActiveCorp*	10,900	2,371,077

		34,359,797

Internet & Direct Marketing Retail — 3.4%
1-800-Flowers.com, Inc. (Class A Stock)*	45,400	857,152
Amazon.com, Inc.*(u)	6,300	11,929,869

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.*	900	$1,687,239
eBay, Inc.(u)	109,400	4,321,300
Expedia Group, Inc.	8,900	1,183,967
Groupon, Inc.*	85,600	306,448
Lands’ End, Inc.*	16,900	206,518
Qurate Retail, Inc.*	168,300	2,085,237

		22,577,730

IT Services — 7.3%
Accenture PLC (Class A Stock)(u)	41,400	7,649,478
Automatic Data Processing, Inc.	9,200	1,521,036
Booz Allen Hamilton Holding Corp.(u)	64,700	4,283,787
CACI International, Inc. (Class A Stock)*	13,300	2,721,047
Cognizant Technology Solutions Corp. (Class A Stock)	1,100	69,729
Conduent, Inc.*	62,200	596,498
DXC Technology Co.(u)	71,400	3,937,710
Euronet Worldwide, Inc.*	4,200	706,608
Fidelity National Information Services, Inc.(u)	34,500	4,232,460
FleetCor Technologies, Inc.*(u)	15,300	4,297,005
Genpact Ltd.	16,700	636,103
International Business Machines Corp.(u)	35,400	4,881,660
Perspecta, Inc.	48,800	1,142,408
Presidio, Inc.	61,200	836,604
Virtusa Corp.*	13,700	608,691
Visa, Inc. (Class A Stock)(u)	59,800	10,378,290

		48,499,114

Life Sciences Tools & Services — 2.2%
Bruker Corp.	23,000	1,148,850
IQVIA Holdings, Inc.*(u)	27,100	4,360,390
Medpace Holdings, Inc.*	30,900	2,021,478
PRA Health Sciences, Inc.*(u)	36,400	3,609,060
Thermo Fisher Scientific, Inc.(u)	11,600	3,406,688

		14,546,466

Machinery — 2.6%
AGCO Corp.	4,900	380,093
Altra Industrial Motion Corp.	8,900	319,332
Caterpillar, Inc.	200	27,258
Cummins, Inc.(u)	28,200	4,831,788
Gates Industrial Corp. PLC*	70,200	800,982
Meritor, Inc.*	29,800	722,650
Navistar International Corp.*	8,900	306,605
Oshkosh Corp.(u)	43,800	3,656,862
PACCAR, Inc.	11,400	816,924
SPX FLOW, Inc.*	9,000	376,740
Terex Corp.	6,900	216,660
Timken Co. (The)(u)	68,500	3,516,790
Wabash National Corp.	73,400	1,194,218

		17,166,902

Media — 1.5%
Comcast Corp. (Class A Stock)(u)	145,600	6,155,968
Discovery, Inc. (Class C Stock)*(u)	127,100	3,615,995

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Entercom Communications Corp. (Class A Stock)	44,000	$255,200

		10,027,163

Metals & Mining — 0.5%
Nucor Corp.	800	44,080
Ryerson Holding Corp.*	35,300	294,049
Steel Dynamics, Inc.(u)	97,400	2,941,480

		3,279,609

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	52,559	873,005
Two Harbors Investment Corp.	85,600	1,084,552

		1,957,557

Multiline Retail — 0.5%
Big Lots, Inc.	39,800	1,138,678
Kohl’s Corp.	1,400	66,570
Macy’s, Inc.	111,600	2,394,936

		3,600,184

Multi-Utilities — 0.2%
MDU Resources Group, Inc.	63,500	1,638,300

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.(u)	75,500	9,395,220
ConocoPhillips(u)	70,300	4,288,300
CONSOL Energy, Inc.*	47,800	1,271,958
Continental Resources, Inc.*	15,200	639,768
Exxon Mobil Corp.(u)	13,100	1,003,853
Kinder Morgan, Inc.(u)	240,200	5,015,376
Marathon Oil Corp.	12,500	177,625
PBF Energy, Inc. (Class A Stock)	51,800	1,621,340
Scorpio Tankers, Inc. (Monaco)	64,600	1,906,992
Talos Energy, Inc.*	35,500	853,775
Unit Corp.*	28,800	256,032
Valero Energy Corp.(u)	53,800	4,605,818
World Fuel Services Corp.	29,400	1,057,224

		32,093,281

Paper & Forest Products — 0.1%
Domtar Corp.	19,100	850,523

Personal Products — 0.4%
Avon Products, Inc. (United Kingdom)*	405,600	1,573,728
Nu Skin Enterprises, Inc. (Class A Stock)	14,000	690,480
USANA Health Sciences, Inc.*	8,200	651,326

		2,915,534

Pharmaceuticals — 3.9%
Allergan PLC	5,300	887,379
Bristol-Myers Squibb Co.(u)	88,400	4,008,940
Horizon Therapeutics PLC*(u)	124,200	2,988,252
Jazz Pharmaceuticals PLC*	3,500	498,960
Johnson & Johnson(u)	66,400	9,248,192
Mallinckrodt PLC*	50,200	460,836
Merck & Co., Inc.(u)	81,600	6,842,160
Zoetis, Inc.	7,300	828,477

		25,763,196

COMMON STOCKS (continued)	Shares	Value
Professional Services — 0.8%
Barrett Business Services, Inc.	7,100	$586,460
Insperity, Inc.	12,500	1,526,750
Kforce, Inc.	9,700	340,373
Korn Ferry	51,700	2,071,619
TriNet Group, Inc.*	12,200	827,160

		5,352,362

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	31,500	1,615,950
Newmark Group, Inc. (Class A Stock)	76,592	687,796

		2,303,746

Road & Rail — 0.4%
Norfolk Southern Corp.	11,900	2,372,027

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.(u)	36,600	4,131,042
Diodes, Inc.*	47,700	1,734,849
Intel Corp.(u)	196,280	9,395,924
Lam Research Corp.	9,700	1,822,048
Micron Technology, Inc.*	75,200	2,901,968
NXP Semiconductors NV (Netherlands)	1,200	117,132
QUALCOMM, Inc.	24,300	1,848,501
SMART Global Holdings, Inc.*	18,500	425,315
Universal Display Corp.(u)	18,600	3,497,916

		25,874,695

Software — 11.6%
Adobe, Inc.*(u)	27,700	8,161,805
ANSYS, Inc.*	4,800	983,136
Cadence Design Systems, Inc.*(u)	60,800	4,305,248
CDK Global, Inc.	16,000	791,040
Cision Ltd.*	91,700	1,075,641
Envestnet, Inc.*	14,100	964,017
Fortinet, Inc.*(u)	57,900	4,448,457
Intuit, Inc.(u)	23,300	6,088,989
j2 Global, Inc.	6,900	613,341
LogMeIn, Inc.	35,800	2,637,744
Manhattan Associates, Inc.*	19,600	1,358,868
Microsoft Corp.(u)	213,100	28,546,876
Nuance Communications, Inc.*	120,000	1,916,400
Oracle Corp.(u)	82,700	4,711,419
Paycom Software, Inc.*	1,700	385,424
Progress Software Corp.	49,100	2,141,742
SPS Commerce, Inc.*	7,000	715,470
SS&C Technologies Holdings, Inc.	31,200	1,797,432
Symantec Corp.	47,300	1,029,248
Synopsys, Inc.*(u)	29,700	3,822,093

		76,494,390

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	200	30,828
Asbury Automotive Group, Inc.*	18,900	1,594,026
AutoNation, Inc.*	16,000	671,040
Best Buy Co., Inc.	22,300	1,554,979
Container Store Group, Inc. (The)*	26,000	190,320
Foot Locker, Inc.	39,100	1,639,072
Michaels Cos., Inc. (The)*	121,600	1,057,920

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.*(u)	12,800	$4,440,192

		11,178,377

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(u)	84,300	16,684,656
Dell Technologies, Inc. (Class C Stock)*	33,465	1,700,022
Diebold Nixdorf, Inc.*	69,600	637,536
Hewlett Packard Enterprise Co.(u)	207,600	3,103,620
HP, Inc.(u)	233,900	4,862,781
Xerox Corp.	55,300	1,958,173

		28,946,788

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc. (Class B Stock)	400	33,580
Tapestry, Inc.(u)	113,400	3,598,182

		3,631,762

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.	57,100	1,304,735

Tobacco — 0.5%
Altria Group, Inc.	9,500	449,825
Philip Morris International, Inc.	32,900	2,583,637

		3,033,462

Trading Companies & Distributors — 1.3%
BMC Stock Holdings, Inc.*	99,200	2,103,040
GMS, Inc.*	700	15,400
Herc Holdings, Inc.*	20,400	934,932
United Rentals, Inc.*(u)	26,300	3,488,169
WESCO International, Inc.*	43,800	2,218,470

		8,760,011

Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	39,300	1,593,222

Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.	30,500	1,174,860
T-Mobile US, Inc.*	36,000	2,669,040

		3,843,900

TOTAL LONG-TERM INVESTMENTS (cost $722,313,827)		836,845,767

SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MUTUAL FUND — 2.6%
PGIM Core Ultra Short Bond Fund (cost $17,059,669)(w)	17,059,669	17,059,669

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
2.080%	09/19/19	200	$199,077
2.172%	09/19/19	1,000	995,383

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,194,280)			1,194,460

TOTAL SHORT-TERM INVESTMENTS (cost $18,253,949)			18,254,129

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—129.5% (cost $740,567,776)			855,099,896

	Shares

SECURITIES SOLD SHORT — (29.6)%

COMMON STOCKS
Auto Components — (0.3)%
Dorman Products, Inc.*	5,600	(487,984)
Visteon Corp.*	29,400	(1,722,252)

		(2,210,236)

Banks — (0.7)%
Bank of Hawaii Corp.	7,800	(646,698)
Columbia Banking System, Inc.	12,400	(448,632)
Commerce Bancshares, Inc.	9,500	(566,770)
Cullen/Frost Bankers, Inc.	31,500	(2,950,290)
Prosperity Bancshares, Inc.	300	(19,815)
Southside Bancshares, Inc.	7,800	(252,564)

		(4,884,769)

Biotechnology — (3.1)%
Alnylam Pharmaceuticals, Inc.*	37,500	(2,721,000)
BioCryst Pharmaceuticals, Inc.*	104,000	(394,160)
BioMarin Pharmaceutical, Inc.*	20,400	(1,747,260)
Coherus Biosciences, Inc.*	69,300	(1,531,530)
Exact Sciences Corp.*	39,900	(4,709,796)
ImmunoGen, Inc.*	113,800	(246,946)
Intercept Pharmaceuticals, Inc.*	200	(15,914)
Invitae Corp.*	1,200	(28,200)
Progenics Pharmaceuticals, Inc.*	91,000	(561,470)
Sarepta Therapeutics, Inc.*	51,000	(7,749,450)
Vericel Corp.*	44,200	(834,938)

		(20,540,664)

Building Products — (1.1)%
AAON, Inc.	6,100	(306,098)
Lennox International, Inc.	10,000	(2,750,000)
Trex Co., Inc.*	58,400	(4,187,280)

		(7,243,378)

Capital Markets — (0.5)%
CME Group, Inc.	9,200	(1,785,812)
MarketAxess Holdings, Inc.	4,400	(1,414,248)

		(3,200,060)

Chemicals — (1.2)%
International Flavors & Fragrances, Inc.	42,400	(6,151,816)
Sensient Technologies Corp.	20,200	(1,484,296)

		(7,636,112)

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies — (0.4)%
Rollins, Inc.	45,800	$(1,642,846)
US Ecology, Inc.	11,400	(678,756)

		(2,321,602)

Communications Equipment — (0.6)%
Lumentum Holdings, Inc.*	79,500	(4,246,095)

Construction & Engineering — (0.1)%
Granite Construction, Inc.	16,000	(770,880)

Containers & Packaging — (0.4)%
Graphic Packaging Holding Co.	192,700	(2,693,946)

Diversified Telecommunication Services — (0.1)%
GCI Liberty, Inc. (Class A Stock)*	14,560	(894,858)

Electronic Equipment, Instruments & Components — (0.7)%
Cognex Corp.	36,900	(1,770,462)
FARO Technologies, Inc.*	14,800	(778,184)
nLight, Inc.*	37,100	(712,320)
Rogers Corp.*	3,900	(673,062)
Trimble, Inc.*	7,900	(356,369)

		(4,290,397)

Equity Real Estate Investment Trusts (REITs) — (1.1)%
Agree Realty Corp.	8,600	(550,830)
Americold Realty Trust	179,400	(5,816,148)
Community Healthcare Trust, Inc.	5,400	(212,814)
CubeSmart	500	(16,720)
Invitation Homes, Inc.	24,300	(649,539)

		(7,246,051)

Food Products — (0.0)%
Freshpet, Inc.*	5,200	(236,652)

Health Care Equipment & Supplies — (0.8)%
Axogen, Inc.*	17,700	(350,460)
Heska Corp.*	3,200	(272,544)
Insulet Corp.*	600	(71,628)
iRhythm Technologies, Inc.*	24,600	(1,945,368)
Neogen Corp.*	7,200	(447,192)
Nevro Corp.*	19,600	(1,270,668)
ViewRay, Inc.*	95,200	(838,712)
Wright Medical Group NV*	600	(17,892)

		(5,214,464)

Health Care Providers & Services — (1.2)%
Addus HomeCare Corp.*	5,200	(389,740)
Guardant Health, Inc.*	68,800	(5,939,504)
PetIQ, Inc.*	23,600	(777,856)
Tivity Health, Inc.*	48,400	(795,696)

		(7,902,796)

Health Care Technology — (0.8)%
Inspire Medical Systems, Inc.*	18,000	(1,091,700)
Medidata Solutions, Inc.*	800	(72,408)
Tabula Rasa HealthCare, Inc.*	22,200	(1,108,446)
Teladoc Health, Inc.*	25,800	(1,713,378)
Vocera Communications, Inc.*	31,700	(1,011,864)

		(4,997,796)

Hotels, Restaurants & Leisure — (0.4)%
Churchill Downs, Inc.	200	(23,014)
Domino’s Pizza, Inc.	1,400	(389,592)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc. (Class A Stock)*	29,900	$(2,158,780)

		(2,571,386)

Household Durables — (1.1)%
KB Home	12,700	(326,771)
Leggett & Platt, Inc.	15,900	(610,083)
Roku, Inc.*	70,000	(6,340,600)

		(7,277,454)

Independent Power & Renewable Electricity Producers — (0.1)%
Ormat Technologies, Inc.	14,500	(919,155)

Insurance — (0.3)%
eHealth, Inc.*	21,600	(1,859,760)

Interactive Media & Services — (0.3)%
Cargurus, Inc.*	14,700	(530,817)
Zillow Group, Inc. (Class C Stock)*	36,900	(1,711,791)

		(2,242,608)

Internet & Direct Marketing Retail — (0.2)%
GrubHub, Inc.*	11,600	(904,684)
Wayfair, Inc. (Class A Stock)*	600	(87,600)

		(992,284)

IT Services — (2.4)%
Gartner, Inc.*	7,900	(1,271,426)
Jack Henry & Associates, Inc.	27,300	(3,656,016)
Okta, Inc.*	41,900	(5,175,069)
Square, Inc. (Class A Stock)*	71,600	(5,193,148)
USA Technologies, Inc.*	55,000	(408,650)

		(15,704,309)

Life Sciences Tools & Services — (0.3)%
Codexis, Inc.*	54,800	(1,009,964)
Luminex Corp.	45,600	(941,184)

		(1,951,148)

Machinery — (1.5)%
Deere & Co.	16,400	(2,717,644)
Graco, Inc.	12,300	(617,214)
Helios Technologies, Inc.	6,700	(310,947)
Lindsay Corp.	7,700	(633,017)
Wabtec Corp.	49,700	(3,566,472)
Welbilt, Inc.*	61,700	(1,030,390)
Xylem, Inc.	12,200	(1,020,408)

		(9,896,092)

Media — (0.3)%
Cardlytics, Inc. *	20,500	(532,590)
Liberty Broadband Corp. (Class A Stock)*	2,100	(215,964)
New York Times Co. (The) (Class A Stock)	40,900	(1,334,158)

		(2,082,712)

Metals & Mining — (0.0)%
Allegheny Technologies, Inc.*	9,800	(246,960)

Oil, Gas & Consumable Fuels — (1.4)%
Cimarex Energy Co.	25,600	(1,518,848)
Concho Resources, Inc.	43,000	(4,436,740)
Matador Resources Co.*	61,500	(1,222,620)

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.*	47,200	$(1,702,032)
Whiting Petroleum Corp.*	700	(13,076)

		(8,893,316)

Pharmaceuticals — (0.4)%
Aerie Pharmaceuticals, Inc.*	200	(5,910)
Dermira, Inc.*	54,500	(521,020)
Nektar Therapeutics*	54,900	(1,953,342)
Theravance Biopharma, Inc.*	14,600	(238,418)

		(2,718,690)

Professional Services — (1.1)%
Equifax, Inc.	36,200	(4,895,688)
WageWorks, Inc.*	41,000	(2,082,390)

		(6,978,078)

Semiconductors & Semiconductor Equipment — (1.0)%
Advanced Micro Devices, Inc.*	87,500	(2,657,375)
First Solar, Inc.*	8,500	(558,280)
Microchip Technology, Inc.	41,800	(3,624,060)

		(6,839,715)

Software — (3.9)%
2U, Inc.*	28,000	(1,053,920)
8x8, Inc.*	95,300	(2,296,730)
Anaplan, Inc.*	41,500	(2,094,505)
Avalara, Inc.*	30,000	(2,166,000)
Coupa Software, Inc.*	62,400	(7,900,464)
Domo, Inc. (Class B Stock)*	17,700	(483,564)
Everbridge, Inc.*	29,700	(2,655,774)
Instructure, Inc.*	19,200	(816,000)
Pegasystems, Inc.	23,300	(1,659,193)
Q2 Holdings, Inc.*	15,600	(1,191,216)
ShotSpotter, Inc.*	200	(8,840)
Tableau Software, Inc. (Class A Stock)*	3,000	(498,060)
Varonis Systems, Inc.*	4,200	(260,148)
Zendesk, Inc.*	31,400	(2,795,542)

		(25,879,956)

Specialty Retail — (0.3)%
At Home Group, Inc.*	52,200	(347,652)
Children’s Place, Inc. (The)	500	(47,690)
Floor & Decor Holdings, Inc. (Class A Stock)*	17,000	(712,300)
Tiffany & Co.	8,300	(777,212)

		(1,884,854)

Technology Hardware, Storage & Peripherals — (0.6)%
3D Systems Corp.*	64,300	(585,130)
Pure Storage, Inc. (Class A Stock)*	238,300	(3,638,841)

		(4,223,971)

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance — (0.4)%
LendingTree, Inc.*	6,100	$(2,562,183)

Trading Companies & Distributors — (0.4)%
SiteOne Landscape Supply, Inc.*	37,900	(2,626,470)

Wireless Telecommunication Services — (0.1)%
Boingo Wireless, Inc.*	39,500	(709,815)

TOTAL SECURITIES SOLD SHORT (proceeds received $178,822,082)		(195,591,672)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—99.9% (cost $561,745,694)		659,508,224
Other assets in excess of liabilities(z) — 0.1%		985,885

NET ASSETS — 100.0%		$660,494,109

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(u)	Represents security or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
116	S&P 500 E-Mini Index	Sep. 2019	$17,076,360	$240,636
11	S&P Mid Cap 400 E-Mini Index	Sep. 2019	2,145,000	45,355

				$285,991

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$1,194,460

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,319,745	$—	$—
Air Freight & Logistics	2,216,544	—	—
Airlines	3,275,310	—	—
Auto Components	683,942	—	—
Automobiles	8,111,105	—	—
Banks	34,600,198	—	—
Beverages	15,780,685	—	—
Biotechnology	39,297,018	—	—
Building Products	6,651,310	—	—
Capital Markets	20,189,397	—	—
Chemicals	16,193,526	—	—
Commercial Services & Supplies	1,863,640	—	—
Communications Equipment	14,064,960	—	—
Construction & Engineering	6,620,292	—	—
Construction Materials	3,899,604	—	—
Consumer Finance	9,894,313	—	—
Containers & Packaging	2,640,834	—	—
Distributors	5,684,209	—	—
Diversified Consumer Services	3,501,420	—	—
Diversified Financial Services	8,132,328	—	—
Diversified Telecommunication Services	16,406,677	—	—
Electric Utilities	6,994,165	—	—
Electrical Equipment	4,817,906	—	—
Electronic Equipment, Instruments & Components	13,208,776	—	—
Energy Equipment & Services	3,076,032	—	—
Entertainment	7,069,468	—	—
Equity Real Estate Investment Trusts (REITs)	24,793,757	—	—
Food & Staples Retailing	4,000,441	—	—
Food Products	12,534,113	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Gas Utilities	$4,251,436	$—	$—
Health Care Equipment & Supplies	31,632,239	—	—
Health Care Providers & Services	20,321,616	—	—
Health Care Technology	4,434,037	—	—
Hotels, Restaurants & Leisure	21,040,746	—	—
Household Durables	5,512,862	—	—
Household Products	5,745,660	—	—
Independent Power & Renewable Electricity Producers	6,345,104	—	—
Industrial Conglomerates	6,050,100	—	—
Insurance	20,025,419	—	—
Interactive Media & Services	34,359,797	—	—
Internet & Direct Marketing Retail	22,577,730	—	—
IT Services	48,499,114	—	—
Life Sciences Tools & Services	14,546,466	—	—
Machinery	17,166,902	—	—
Media	10,027,163	—	—
Metals & Mining	3,279,609	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,957,557	—	—
Multiline Retail	3,600,184	—	—
Multi-Utilities	1,638,300	—	—
Oil, Gas & Consumable Fuels	32,093,281	—	—
Paper & Forest Products	850,523	—	—
Personal Products	2,915,534	—	—
Pharmaceuticals	25,763,196	—	—
Professional Services	5,352,362	—	—
Real Estate Management & Development	2,303,746	—	—
Road & Rail	2,372,027	—	—
Semiconductors & Semiconductor Equipment	25,874,695	—	—
Software	76,494,390	—	—
Specialty Retail	11,178,377	—	—
Technology Hardware, Storage & Peripherals	28,946,788	—	—
Textiles, Apparel & Luxury Goods	3,631,762	—	—
Thrifts & Mortgage Finance	1,304,735	—	—
Tobacco	3,033,462	—	—
Trading Companies & Distributors	8,760,011	—	—
Transportation Infrastructure	1,593,222	—	—
Wireless Telecommunication Services	3,843,900	—	—
Affiliated Mutual Fund	17,059,669	—	—
U.S. Treasury Obligations	—	1,194,460	—
Common Stocks — Short
Auto Components	(2,210,236)	—	—
Banks	(4,884,769)	—	—
Biotechnology	(20,540,664)	—	—
Building Products	(7,243,378)	—	—
Capital Markets	(3,200,060)	—	—
Chemicals	(7,636,112)	—	—
Commercial Services & Supplies	(2,321,602)	—	—
Communications Equipment	(4,246,095)	—	—
Construction & Engineering	(770,880)	—	—
Containers & Packaging	(2,693,946)	—	—
Diversified Telecommunication Services	(894,858)	—	—
Electronic Equipment, Instruments & Components	(4,290,397)	—	—
Equity Real Estate Investment Trusts (REITs)	(7,246,051)	—	—
Food Products	(236,652)	—	—
Health Care Equipment & Supplies	(5,214,464)	—	—
Health Care Providers & Services	(7,902,796)	—	—
Health Care Technology	(4,997,796)	—	—
Hotels, Restaurants & Leisure	(2,571,386)	—	—
Household Durables	(7,277,454)	—	—
Independent Power & Renewable Electricity Producers	(919,155)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks — Short (continued)
Insurance	$(1,859,760)	$—	$—
Interactive Media & Services	(2,242,608)	—	—
Internet & Direct Marketing Retail	(992,284)	—	—
IT Services	(15,704,309)	—	—
Life Sciences Tools & Services	(1,951,148)	—	—
Machinery	(9,896,092)	—	—
Media	(2,082,712)	—	—
Metals & Mining	(246,960)	—	—
Oil, Gas & Consumable Fuels	(8,893,316)	—	—
Pharmaceuticals	(2,718,690)	—	—
Professional Services	(6,978,078)	—	—
Semiconductors & Semiconductor Equipment	(6,839,715)	—	—
Software	(25,879,956)	—	—
Specialty Retail	(1,884,854)	—	—
Technology Hardware, Storage & Peripherals	(4,223,971)	—	—
Thrifts & Mortgage Finance	(2,562,183)	—	—
Trading Companies & Distributors	(2,626,470)	—	—
Wireless Telecommunication Services	(709,815)	—	—
Other Financial Instruments*
Futures Contracts	285,991	—	—

Total	$658,599,755	$1,194,460	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Software	11.6%
IT Services	7.3
Biotechnology	6.0
Banks	5.2
Interactive Media & Services	5.2
Oil, Gas & Consumable Fuels	4.9
Health Care Equipment & Supplies	4.8
Technology Hardware, Storage & Peripherals	4.4
Semiconductors & Semiconductor Equipment	3.9
Pharmaceuticals	3.9
Equity Real Estate Investment Trusts (REITs)	3.8
Internet & Direct Marketing Retail	3.4
Aerospace & Defense	3.2
Hotels, Restaurants & Leisure	3.2
Health Care Providers & Services	3.1
Capital Markets	3.1
Insurance	3.0
Machinery	2.6
Affiliated Mutual Fund	2.6
Diversified Telecommunication Services	2.5
Chemicals	2.5
Beverages	2.4
Life Sciences Tools & Services	2.2
Communications Equipment	2.1
Electronic Equipment, Instruments & Components	2.0
Food Products	1.9
Specialty Retail	1.7
Media	1.5

Consumer Finance	1.5%
Trading Companies & Distributors	1.3
Diversified Financial Services	1.2
Automobiles	1.2
Entertainment	1.1
Electric Utilities	1.1
Building Products	1.0
Construction & Engineering	1.0
Independent Power & Renewable Electricity Producers	1.0
Industrial Conglomerates	0.9
Household Products	0.9
Distributors	0.9
Household Durables	0.8
Professional Services	0.8
Electrical Equipment	0.7
Health Care Technology	0.7
Gas Utilities	0.6
Food & Staples Retailing	0.6
Construction Materials	0.6
Wireless Telecommunication Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Multiline Retail	0.5
Diversified Consumer Services	0.5
Metals & Mining	0.5
Airlines	0.5
Energy Equipment & Services	0.5
Tobacco	0.5
Personal Products	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Containers & Packaging	0.4%
Road & Rail	0.4
Real Estate Management & Development	0.3
Air Freight & Logistics	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Commercial Services & Supplies	0.3
Multi-Utilities	0.2
Transportation Infrastructure	0.2
Thrifts & Mortgage Finance	0.2
U.S. Treasury Obligations	0.2
Paper & Forest Products	0.1
Auto Components	0.1
Securities Sold Short
Food Products	(0.0)*
Metals & Mining	(0.0)*
Wireless Telecommunication Services	(0.1)
Construction & Engineering	(0.1)
Diversified Telecommunication Services	(0.1)
Independent Power & Renewable Electricity Producers	(0.1)
Internet & Direct Marketing Retail	(0.2)
Insurance	(0.3)
Specialty Retail	(0.3)
Life Sciences Tools & Services	(0.3)
Media	(0.3)
Auto Components	(0.3)
Interactive Media & Services	(0.3)
Commercial Services & Supplies	(0.4)
Thrifts & Mortgage Finance	(0.4)

Hotels, Restaurants & Leisure	(0.4)%
Trading Companies & Distributors	(0.4)
Containers & Packaging	(0.4)
Pharmaceuticals	(0.4)
Capital Markets	(0.5)
Technology Hardware, Storage & Peripherals	(0.6)
Communications Equipment	(0.6)
Electronic Equipment, Instruments & Components	(0.7)
Banks	(0.7)
Health Care Technology	(0.8)
Health Care Equipment & Supplies	(0.8)
Semiconductors & Semiconductor Equipment	(1.0)
Professional Services	(1.1)
Building Products	(1.1)
Equity Real Estate Investment Trusts (REITs)	(1.1)
Household Durables	(1.1)
Chemicals	(1.2)
Health Care Providers & Services	(1.2)
Oil, Gas & Consumable Fuels	(1.4)
Machinery	(1.5)
IT Services	(2.4)
Biotechnology	(3.1)
Software	(3.9)

99.9
Other assets in excess of liabilities	0.1

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$285,991	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,787,924

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$82,571

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)
$17,346,540

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $723,508,107)	$838,040,227
Affiliated investments (cost $17,059,669)	17,059,669
Cash	221,414
Dividends receivable	802,369
Deposit with broker for securities sold short	459,427
Due from broker-variation margin futures	102,236
Receivable for Portfolio shares sold	65,570
Tax reclaim receivable	4,773
Prepaid expenses	784

Total Assets	856,756,469

LIABILITIES
Securities sold short, at value (proceeds received $178,822,082)	195,591,672
Dividends payable on securities sold short	272,801
Management fee payable	239,155
Payable for Portfolio shares repurchased	66,439
Accrued expenses and other liabilities	60,220
Distribution fee payable	26,931
Payable to affiliate	4,773
Affiliated transfer agent fee payable	369

Total Liabilities	196,262,360

NET ASSETS	$660,494,109

Net assets were comprised of:
Partners Equity	$660,494,109

Net asset value and redemption price per share, $660,494,109 / 20,871,399 outstanding shares of beneficial interest	$31.65

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,087 foreign withholding tax)	$7,466,096
Affiliated dividend income	197,587
Interest income	19,010

Total income	7,682,693

EXPENSES
Management fee	2,666,861
Distribution fee	808,366
Broker fees and expenses on short sales	806,969
Dividends on securities sold short	698,833
Custodian and accounting fees	41,807
Audit fee	20,467
Trustees’ fees	8,421
Legal fees and expenses	6,581
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	3,284
Miscellaneous	12,118

Total expenses	5,077,183

NET INVESTMENT INCOME (LOSS)	2,605,510

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	23,719,158
Futures transactions	2,787,924
Short sales transactions	(11,739,526)

14,767,556

Net change in unrealized appreciation (depreciation) on:
Investments	93,817,300
Futures	82,571
Short sales	(35,545,339)
Foreign currencies	(1)

58,354,531

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	73,122,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,727,597

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,605,510	$4,192,146
Net realized gain (loss) on investment transactions	14,767,556	86,937,967
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	58,354,531	(144,092,382)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,727,597	(52,962,269)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [933,076 and 1,080,016 shares, respectively].	28,252,487	33,516,978
Portfolio shares repurchased [891,684 and 4,394,723 shares, respectively]	(27,480,431)	(134,285,456)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	772,056	(100,768,478)

CAPITAL CONTRIBUTIONS	1,328	2,412

TOTAL INCREASE (DECREASE)	76,500,981	(153,728,335)
NET ASSETS:
Beginning of period	583,993,128	737,721,463

End of period	$660,494,109	$583,993,128

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF CASH FLOWS (unaudited) Six Months Ended June 30, 2019

CASH FLOWS PROVIDED BY/(USED FOR) OPERATING ACTIVITIES:
Net Increase (decrease) in net assets resulting from operations	$75,727,597

ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS TO NET
CASH PROVIDED BY/(USED FOR) OPERATING ACTIVITIES:
Proceeds from disposition of long-term portfolio investments	357,207,660
Purchases of long-term portfolio investments	(344,639,939)
Net proceeds (purchases) of short-term portfolio investments	2,501,166
Costs to cover investments sold short	(187,501,489)
Proceeds from investments sold short	164,362,753
Net realized (gain) loss on investment and sold short transactions	(11,979,632)
Net change in unrealized (appreciation) depreciation of investments and sold short transactions	(58,271,961)
(Increase) Decrease in Assets:
Dividends receivable	198,953
Deposit with broker for securities sold short	109,909
Due from broker-variation margin futures	26,352
Tax reclaim receivable	(24)
Prepaid expenses	4,580
Increase (Decrease) in Liabilities:
Dividends payable on securities sold short	128,238
Management fee payable	7,907
Accrued expenses and other liabilities	(2,088)
Distribution fee payable	3,476
Payable to affiliate	24

Total adjustments	(77,844,115)

Cash provided by (used for) operating activities	(2,116,518)

Cash provided by (used for) financing activities:
Proceeds from shares sold, net of amounts receivable	29,729,792
Payment of Portfolio shares repurchased, net of amounts payable	(27,414,286)
Capital contributions	1,328

Net cash provided by (used for) financing activities	2,316,834

Net increase (decrease) in cash	200,316

Cash at beginning of period	21,098

CASH AT END OF PERIOD	$221,414

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 99.9%		Value
AFFILIATED MUTUAL FUNDS	Shares
AST AB Global Bond Portfolio*	4,817,844	$55,549,743
AST AQR Emerging Markets Equity Portfolio*	116,769	1,329,996
AST AQR Large Cap Core Portfolio*	7,089,921	134,495,807
AST BlackRock/Loomis Sayles Bond Portfolio*	2,038,086	29,470,718
AST ClearBridge Dividend Growth Portfolio*	3,790,110	76,105,415
AST Goldman Sachs Global Income Portfolio*	2,285,165	26,233,695
AST Goldman Sachs Small-Cap Value Portfolio*	664,278	15,670,315
AST High Yield Portfolio*	116,450	1,272,801
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,190,619	36,349,599
AST International Growth Portfolio*	3,857,619	72,523,231
AST International Value Portfolio*	3,538,509	70,664,033
AST Jennison Large-Cap Growth Portfolio*	1,154,777	42,611,277
AST Loomis Sayles Large-Cap Growth Portfolio*	1,256,823	74,315,921
AST MFS Growth Portfolio*	1,387,471	42,234,614
AST MFS Large-Cap Value Portfolio*	3,905,963	83,392,305
AST Mid-Cap Growth Portfolio*	566,765	6,472,459
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	92,776	3,080,176
AST Parametric Emerging Markets Equity Portfolio*	75,147	713,899
AST PIMCO Dynamic Bond Portfolio*	975,933	9,739,809
AST Prudential Core Bond Portfolio*	6,030,326	78,575,148
AST QMA International Core Equity Portfolio*	5,017,788	60,665,059
AST QMA Large-Cap Portfolio*	6,757,497	134,541,769

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
AST Small-Cap Growth Opportunities Portfolio*	660,416	$14,799,933
AST Small-Cap Growth Portfolio*	288,027	14,928,465
AST Small-Cap Value Portfolio*	418,546	11,321,682
AST T. Rowe Price Large-Cap Growth Portfolio*	1,239,360	52,660,407
AST T. Rowe Price Large-Cap Value Portfolio*	5,033,198	79,474,191
AST WEDGE Capital Mid-Cap Value Portfolio*	123,541	3,042,821
AST Wellington Mangement Global Bond Portfolio*	5,599,371	65,400,658
AST Western Asset Core Plus Bond Portfolio*	4,619,660	62,550,203
AST Western Asset Emerging Markets Debt Portfolio*	146,501	1,737,502

TOTAL LONG-TERM INVESTMENTS
(cost $1,221,510,058)(w)		1,361,923,651

SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,417,313)(w)	1,417,313	1,417,313

TOTAL INVESTMENTS — 100.0%
(cost $1,222,927,371)		1,363,340,964
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(293,433)

NET ASSETS — 100.0%		$1,363,047,531

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,363,340,964	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST QUANTITATIVE MODELING PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Large/Mid-Cap Growth	35.8%
Core Bond	24.1
Large/Mid-Cap Value	15.0
International Value	9.6
Large/Mid-Cap Blend	5.6
International Growth	5.3
Small-Cap Growth	2.2
Small-Cap Value	1.9

Emerging Markets	0.3%
Ultra Short Bond	0.1
High Yield	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST QUANTITATIVE MODELING PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Affiliated investments (cost $1,222,927,371)	$1,363,340,964
Prepaid expenses	106

Total Assets	1,363,341,070

LIABILITIES
Payable for Portfolio shares repurchased	128,756
Management fee payable	107,591
Custodian and accounting fees payable	41,773
Accrued expenses and other liabilities	15,050
Affiliated transfer agent fee payable	369

Total Liabilities	293,539

NET ASSETS	$1,363,047,531

Net assets were comprised of:
Partners Equity	$1,363,047,531

Net asset value and redemption price per share, $1,363,047,531 / 76,950,362 outstanding shares of beneficial interest	$17.71

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
Affiliated dividend income	$57,210

EXPENSES
Management fee	1,638,176
Custodian and accounting fees	55,894
Trustees’ fees	12,059
Audit fee	11,554
Legal fees and expenses	7,733
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	1,825
Miscellaneous	7,165

Total expenses	1,737,881
Less: Fee waiver and/or expense reimbursement	(18,213)

Net expenses	1,719,668

NET INVESTMENT INCOME (LOSS)	(1,662,458)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on investment transactions	22,984,376
Net change in unrealized appreciation (depreciation) on investments	142,928,459

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	165,912,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,250,377

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,662,458)	$(3,316,522)
Net realized gain (loss) on investment transactions	22,984,376	154,480,809
Net change in unrealized appreciation (depreciation) on investments	142,928,459	(236,965,520)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	164,250,377	(85,801,233)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,036,577 and 5,588,866 shares, respectively]	17,648,406	94,327,025
Portfolio shares repurchased [2,727,142 and 3,733,011 shares, respectively]	(46,499,723)	(62,599,360)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(28,851,317)	31,727,665

TOTAL INCREASE (DECREASE)	135,399,060	(54,073,568)
NET ASSETS:
Beginning of period	1,227,648,471	1,281,722,039

End of period	$1,363,047,531	$1,227,648,471

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 101.0%

ASSET-BACKED SECURITIES — 3.6%
Automobiles — 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	8,140	$8,389,468
Chesapeake Funding II LLC (Canada),
Series 2016-01A, Class A1, 144A
2.110%	03/15/28	109	108,667
Flagship Credit Auto Trust,
Series 2017-02, Class A, 144A
1.850%	07/15/21	254	253,971
Series 2017-03, Class A, 144A
1.880%	10/15/21	479	478,044
Ford Credit Auto Owner Trust,
Series 2017-02, Class B, 144A
2.600%	03/15/29	373	372,603
Foursight Capital Automobile Receivables Trust,
Series 2016-01, Class A2, 144A
2.870%	10/15/21	481	481,756
Hertz Vehicle Financing II LP,
Series 2017-01A, Class A, 144A
2.960%	10/25/21	5,620	5,648,349
Honda Auto Receivables Owner Trust,
Series 2016-02, Class A3
1.390%	04/15/20	4	3,808
Mercedes-Benz Auto Receivables Trust,
Series 2016-01, Class A3
1.260%	02/16/21	414	412,177
Nissan Auto Receivables Owner Trust,
Series 2016-A, Class A3
1.340%	10/15/20	381	380,201
SunTrust Auto Receivables Trust,
Series 2015-01A, Class A4, 144A
1.780%	01/15/21	274	274,131

			16,803,175

Collateralized Loan Obligations — 1.1%
Apidos CLO (Cayman Islands),
Series 2013-16A, Class CR, 144A, 3 Month LIBOR + 3.000%
5.591%(c)	01/19/25	750	750,660
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class BR, 144A, 3 Month LIBOR + 1.500%
4.088%(c)	07/17/26	1,359	1,353,597
Cent CLO Ltd. (Cayman Islands),
Series 2013-19A, Class A1A, 144A, 3 Month LIBOR + 1.330%
3.912%(c)	10/29/25	4,729	4,734,924
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	8,094	8,526,394
Galaxy CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020%
3.611%(c)	04/20/31	781	773,892
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.850%
3.451%(c)	01/16/28	3,875	3,853,318
Jamestown CLO Ltd. (Cayman Islands),
Series 2015-07A, Class CR, 144A, 3 Month LIBOR + 2.600%
5.180%(c)	07/25/27	2,001	1,954,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
JFIN CLO Ltd. (Cayman Islands),
Series 2014-01A, Class B1R, 144A, 3 Month LIBOR + 1.450%
4.042%(c)	04/21/25	2,750	$2,729,235
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class C, 144A, 3 Month LIBOR + 3.150%
5.747%(c)	01/15/29	2,257	2,291,466
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/13/27	2,000	1,966,583
OHA Loan Funding Ltd. (Cayman Islands),
Series 2016-01A, Class B1, 144A, 3 Month LIBOR + 1.800%
4.391%(c)	01/20/28	5,963	5,961,843
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-01A, Class B, 144A, 3 Month LIBOR + 1.700%
4.297%(c)	10/15/25	1,805	1,769,111
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.050%
3.647%(c)	04/15/26	1,329	1,295,006
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400%
3.997%(c)	04/15/26	1,006	966,803
Shackleton CLO Ltd. (Cayman Islands),
Series 2016-09A, Class B, 144A, 3 Month LIBOR + 1.900%
4.492%(c)	10/20/28	1,519	1,518,328
Tralee CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.030%
3.622%(c)	10/20/27	5,084	5,079,185
WhiteHorse VIII Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 0.900%
3.479%(c)	05/01/26	3,510	3,508,020

			49,032,909

Home Equity Loans — 0.4%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960%
3.364%(c)	05/25/34	1,980	1,987,210
Countrywide Home Equity Loan Trust,
Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150%
2.544%(c)	11/15/36	190	166,467
Option One Mortgage Loan Trust,
Series 2007-FXD2, Class 1A1
5.820%	03/25/37	12,912	13,140,634
Renaissance Home Equity Loan Trust,
Series 2006-03, Class AV3, 1 Month LIBOR + 0.240% (Cap 14.000%, Floor 0.240%)
2.644%(c)	11/25/36	2,400	1,003,399

			16,297,710

Manufactured Housing — 0.0%
Manufactured Housing Contract Trust Pass-Through Certificates,
Series 2001-02, Class IA2
5.777%(cc)	02/20/32	725	727,962

Other — 0.2%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	6,000	6,063,150
Diamond Head Aviation 2015 Ltd. (Cayman Islands),
Series 2015-01, Class B, 144A
5.920%	07/14/28	2,039	2,073,329

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
Freddie Mac Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27		480	$495,568

				8,632,047

Residential Mortgage-Backed Securities — 0.8%
Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690%
3.094%(c)	04/25/34		409	409,578
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.400%
2.804%(c)	07/25/36		8,370	7,912,741
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35		3,541	3,596,825
Series 2006-SD03, Class A1, 144A, 1 Month LIBOR + 0.330%
2.734%(c)	07/25/36		347	326,161
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32		1,478	1,559,458
PFCA Home Equity Investment Trust,
Series 2003-IFC6, Class A, 144A
4.272%(cc)	04/22/35		17,207	17,325,373
RAMP Trust,
Series 2006-RZ04, Class A3, 1 Month LIBOR + 0.270%
2.674%(c)	10/25/36		2,467	2,461,230
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-VA01, Class A1, 144A, 3 Month GBP LIBOR + 1.200%
2.004%(c)	02/20/54	GBP	2,851	3,627,869

				37,219,235

Small Business Loan — 0.2%
SBA Small Business Investment Cos.,
Series 2018-10B, Class 1
3.548%	09/10/28		1,855	1,975,688
Series 2019-10A, Class 1
3.113%	03/10/29		3,310	3,449,699
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39		1,710	1,771,452

				7,196,839

Student Loans — 0.5%
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150%
3.554%(c)	03/25/66		1,949	1,955,997
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050%
3.454%(c)	12/27/66		3,687	3,706,011
SLC Student Loan Trust,
Series 2008-01, Class A4A, 3 Month LIBOR + 1.600%
4.010%(c)	12/15/32		3,713	3,802,778
SLM Private Education Loan Trust,
Series 2010-A, Class 2A, 144A, 1 Month LIBOR + 3.250%
5.644%(c)	05/16/44		327	329,365
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750%
3.160%(c)	03/15/33		2,439	2,388,180

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2011-01, Class A1, 1 Month LIBOR + 0.520%
2.924%(c)	03/25/26	79		$78,497
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
—%(p)	09/18/46	63,950		6,285,169
SoFi Professional Loan Program LLC,
Series 2015-C, Class R, 144A
—%(p)	08/25/36	—	(r)	2,062,141

				20,608,138

TOTAL ASSET-BACKED SECURITIES (cost $163,133,967)				156,518,015

BANK LOANS — 3.3%
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 - 3 Month LIBOR + 2.250%
4.780%(c)	04/06/24	161		157,171
Panther BF Aggregator, LP,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.902%(c)	04/30/26	3,980		3,941,195

				4,098,366

Commercial Services — 0.2%
Atlantic Aviation FBO, Inc.,
Term Loan, 1 Month LIBOR + 3.750%
6.160%(c)	12/06/25^	627		630,768
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.938%(c)	08/15/25	1,643		1,639,291
Prime Security Services Borrower LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/02/22	4,255		4,223,531
ServiceMaster Co. LLC,
Tranche C Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	11/08/23	91		90,742
Trans Union LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	04/10/23	923		921,151

				7,505,483

Computers — 0.1%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.410%(c)	09/07/23	1,432		1,423,799
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
6.152%(c)	09/30/24	1,314		1,311,258
Western Digital Corp.,
New Term Loan B-4, 1 Month LIBOR + 1.750%
4.152%(c)	04/29/23	2,091		2,042,573

				4,777,630

Diversified Financial Services — 0.2%
Edelman Financial Center LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.644%(c)	07/21/25	3,589		3,579,201

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Diversified Financial Services (continued)
Focus Financial Partners LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	07/03/24	139	$138,992
Jane Street Group LLC,
New Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	08/25/22	2,344	2,327,492
LPL Holdings, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.654%(c)	09/23/24	438	436,130

			6,481,815

Entertainment — 0.1%
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
5.402%(c)	05/29/26	2,070	2,071,294
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
5.192%(c)	08/14/24	3,604	3,547,222
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
5.830%(c)	07/10/25	166	167,482

			5,785,998

Food Service — 0.0%
Aramark Services, Inc.,
US Term B-3 Loan, 3 Month LIBOR + 1.750%
4.080%(c)	03/11/25	1,567	1,561,145
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
6.160%(c)	02/01/23	539	526,039

			2,087,184

Foods — 0.1%
Albertson’s LLC,
2018 Term B-7 Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/17/25	730	725,969
Replacement 2017-1 Term B-6 Loan, 1 Month LIBOR + 3.000%
5.402%(c)	06/22/23	2,506	2,502,547
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR +
2.000%
4.404%(c)	05/24/24	1,683	1,674,183

			4,902,699

Healthcare-Products — 0.1%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
7.045%(c)	02/11/26	3,970	3,960,125

Healthcare-Services — 0.4%
Air Medical Group Holdings, Inc.,
2018 Term Loan, 1 Month LIBOR + 3.250%
5.644%(c)	04/28/22	1,472	1,381,453
HCA, Inc.,
Tranche B10 Term Loan, 3 Month LIBOR + 2.000%
4.330%(c)	03/13/25	1,754	1,751,550
Jaguar Holding Company II,
2018 Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	08/18/22	1,588	1,578,584

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Healthcare-Services (continued)
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
6.904%(c)	11/16/25	4,325	$4,298,785
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.080%(c)	06/07/23	4,846	4,625,658
Phoenix Guarantor, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
6.921%(c)	03/05/26	2,500	2,485,418
Radnet Management, Inc.,
Term B-1 Loan (First Lien), 3 Month LIBOR + 3.625%
6.298%(c)	06/30/23	2,291	2,279,157

			18,400,605

Holding Companies-Diversified — 0.1%
First Eagle Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.080%(c)	12/02/24	2,223	2,217,986

Insurance — 0.1%
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	08/04/22	3,205	3,196,154
New B-7 Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/03/24	2,132	2,126,648

			5,322,802

Internet — 0.0%
Ancestry.com Operations, Inc.,
Term B Loan, 1 Month LIBOR + 3.250%
5.660%(c)	10/19/23	440	437,930

Investment Companies — 0.1%
Finco I LLC,
2018 Replacement Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	12/27/22	455	454,128
RPI Finance Trust,
Initial Term Loan B-6, 1 Month LIBOR + 2.000%
4.402%(c)	03/27/23	876	876,241
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
5.660%(c)	04/29/26	2,600	2,595,356

			3,925,725

Leisure Time — 0.1%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	07/31/24	2,348	2,334,873

Lodging — 0.2%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
4.622%(c)	09/15/23	3,273	3,253,449
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	12/23/24	2,576	2,525,707

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Lodging (continued)
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/18/24	581	$578,575
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	11/30/23	499	498,233
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
5.148%(c)	10/04/23	1,093	1,083,123
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
4.154%(c)	06/22/26	1,394	1,393,932
Station Casinos LLC,
Term B Facility Loan, 1 Month LIBOR + 2.500%
4.910%(c)	06/08/23	972	966,156

			10,299,175

Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	08/01/25	100	100,788

Media — 0.4%
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
5.152%(c)	11/18/24	310	309,857
Charter Communications Operating LLC,
Term B Loan, 3 Month LIBOR + 2.000%
4.330%(c)	04/30/25	1,996	1,992,210
iHeartCommunications, Inc.,
Term Loan
—%(p)	05/01/26	2,520	2,522,626
Nexstar Broadcasting Inc.,
Term Loan
—%(p)	06/20/26	2,680	2,669,950
UnityMedia Finance LLC (Germany),
First Lien Term Loan D, 1 Month LIBOR + 2.250%
4.644%(c)	01/15/26	1,150	1,146,119
UnityMedia Hessen GmbH & Co. KG (Germany),
Senior Facility B, 1 Month LIBOR + 2.250%
4.644%(c)	09/30/25	501	499,309
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	03/15/24	2,599	2,472,166
UPC Financing Partnership,
Facility AR, 1 Month LIBOR + 2.500%
4.894%(c)	01/15/26	998	996,298
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.894%(c)	01/15/26	3,739	3,724,538
Ziggo Secured Finance Partnership (Netherlands),
Term Loan E, 1 Month LIBOR + 2.500%
4.894%(c)	04/15/25	1,325	1,296,967

			17,630,040

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.000%
4.412%(c)	10/03/22	1,419	$1,407,643
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/06/23	3,608	3,578,189

			4,985,832

Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.412%(c)	06/02/25	2,252	2,250,320
Beta Sub LLC,
Term Loan
—%(p)	05/22/26^	1,870	1,862,987
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	03/01/24	4,901	4,857,168

			8,970,475

Pipelines — 0.0%
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.887%(c)	09/30/24	800	801,000

Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating, LP,
Term B Loan, 1 Month LIBOR + 2.000%
4.402%(c)	03/21/25	1,413	1,403,248
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.404%(c)	12/20/24	1,071	1,058,419

			2,461,667

Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/16/24	1,220	1,210,732
Academy Ltd.,
Initial Term Loan,1 - 3 Month LIBOR + 4.000%
6.439%(c)	07/01/22	2,069	1,478,049
Michaels Stores, Inc.,
2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%
4.903%(c)	01/30/23	1,001	965,057
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.910%(c)	08/19/22	1,195	1,186,923

			4,840,761

Semiconductors — 0.0%
ON Semiconductor Corp.,
2018 New Replacement Term B-3 Loan, 1 Month LIBOR + 1.750%
4.152%(c)	03/31/23	546	538,328

Software — 0.2%
DigiCert Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.402%(c)	10/31/24	5,149	5,125,981

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software (continued)
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22	100	$100,039
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	04/26/24	1,447	1,444,829
MA Financeco LLC (United Kingdom),
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	06/21/24	54	53,229
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	06/21/24	367	359,466

			7,083,544

Telecommunications — 0.2%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
6.154%(c)	11/27/23	980	968,056
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/22/24	5,053	5,007,735
Numericable US LLC (France),
USD TLB-[12] Term Loan, 1 Month LIBOR + 3.688%
6.082%(c)	01/31/26	1,984	1,921,849
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.938%(c)	02/02/24	158	155,586

			8,053,226

Trucking & Leasing — 0.1%
Avolon TLB Borrower 1 US LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 1.750%
4.133%(c)	01/15/25	2,472	2,466,818

TOTAL BANK LOANS (cost $142,202,829)			140,470,875

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
BBCCRE Trust,
Series 2015-GTP, Class E, 144A
4.715%(cc)	08/10/33	5,190	4,739,908
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	4,027	4,219,176
BENCHMARK Mortgage Trust,
Series 2018-B01, Class A5
3.666%(cc)	01/15/51	4,470	4,783,499
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000%
5.394%(c)	11/15/35	20,051	20,113,938
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	3,870	4,127,438
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930%
3.324%(c)	11/15/36	3,490	3,492,161

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2013-CR12, Class AM
4.300%	10/10/46	450	$479,074
Series 2013-CR12, Class B
4.762%(cc)	10/10/46	390	407,382
Series 2013-CR12, Class C
5.254%(cc)	10/10/46	190	198,793
Series 2014-CR17, Class XA, IO
1.151%(cc)	05/10/47	33,447	1,354,138
Series 2015-LC23, Class C
4.800%(cc)	10/10/48	2,238	2,397,234
Series 2015-PC01, Class D
4.588%(cc)	07/10/50	2,212	2,047,433
Credit Suisse Commercial Mortgage Trust,
Series 2006-C05, Class AJ
5.373%	12/15/39	1,031	684,799
Series 2007-C05, Class AM
5.869%(cc)	09/15/40	589	441,304
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,470	2,620,227
Series 2014-USA, Class F, 144A
4.373%	09/15/37	5,420	4,857,017
Credit Suisse Mortgage Trust,
Series 2015-GLPA, Class A, 144A
3.881%	11/15/37	212	229,258
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	2,950	3,063,854
Series 2018-PLUM, Class A, 144A, 1 Month LIBOR + 3.231%
5.626%(c)	08/15/20	6,600	6,600,066
Fannie Mae-Aces,
Series 2014-M04, Class X2, IO
0.341%(cc)	03/25/24	89,678	788,897
Series 2019-M04, Class A2
3.610%	02/25/31	1,950	2,114,230
Series 2019-M05, Class A2
3.273%	01/25/29	3,720	3,916,270
Series 2019-M06, Class A2
3.450%	01/01/29	4,110	4,390,404
Series 2019-M10, Class A2
3.300%	12/25/37	310	326,886
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO
1.202%(cc)	04/25/20	2,296	11,629
Series K015, Class X1, IO
1.730%(cc)	07/25/21	6,247	169,199
Series K016, Class X1, IO
1.638%(cc)	10/25/21	380	11,269
Series K091, Class A2
3.505%	03/25/29	4,630	5,019,064
Series K092, Class X1, IO
0.852%(cc)	04/25/29	9,999	606,352
FREMF Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A
0.200%	05/25/45	58,490	281,595

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GE Business Loan Trust,
Series 2006-01A, Class B, 144A, 1 Month LIBOR + 0.300%
2.694%(c)	05/15/34	2,323	$2,195,476
Series 2006-02A, Class A, 144A, 1 Month LIBOR + 0.180%
2.574%(c)	11/15/34	1,864	1,834,466
Government National Mortgage Assoc.,
Series 2013-85, Class IA, IO
0.703%(cc)	03/16/47	38,351	1,377,505
Series 2015-183, Class IO
0.938%(cc)	09/16/57	23,635	1,584,236
Series 2017-41, Class IO, IO
0.793%(cc)	07/16/58	3,830	261,555
Series 2018-118, Class AC
3.200%	05/16/49	59	60,180
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	4,988	5,237,564
Series 2015-GC30, Class B
4.148%(cc)	05/10/50	1,540	1,614,608
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.300%
3.694%(c)	09/15/31	11,720	11,704,925
GS Mortgage Securities Trust,
Series 2006-GG08, Class AJ
5.622%	11/10/39	1,752	1,541,621
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.054%(cc)	01/15/47	540	585,183
Series 2015-C30, Class C
4.411%(cc)	07/15/48	3,667	3,800,010
Series 2015-C31, Class B
4.771%(cc)	08/15/48	3,600	3,889,790
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C07, Class A5
3.409%	10/15/50	5,580	5,869,051
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AJ
6.004%(cc)	02/12/49	1,157	821,999
Series 2007-LD12, Class AJ
6.583%(cc)	02/15/51	22	21,362
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class A2, 144A
2.729%(cc)	04/20/48	4,458	4,453,601
ML-CFC Commercial Mortgage Trust,
Series 2007-09, Class AJ
6.193%(cc)	09/12/49	1,180	496,342
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AJ
5.399%	12/15/43	1,030	763,821
Series 2007-IQ13, Class AJ
5.438%	03/15/44	85	85,862
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400%
3.794%(c)	05/15/36	8,170	8,172,101
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class A, 144A, 1 Month LIBOR + 0.950%
3.344%(c)	06/15/33	2,700	2,696,730

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,900	$1,926,252
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 0.750%
3.168%(c)	11/11/34	3,062	3,061,083
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class B
4.421%(cc)	07/15/46	569	590,224
Series 2015-C28, Class D
4.249%(cc)	05/15/48	3,250	3,006,593
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class XA, IO, 144A
1.518%(cc)	06/15/45	14,771	454,816
Series 2013-C13, Class D, 144A
4.270%(cc)	05/15/45	3,755	3,795,622
Series 2013-C14, Class D, 144A
4.110%(cc)	06/15/46	650	616,722
Series 2014-C19, Class XA, IO
1.211%(cc)	03/15/47	10,359	380,808
Series 2014-C25, Class C
4.455%(cc)	11/15/47	3,570	3,714,846

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $159,317,636)			161,107,448

CORPORATE BONDS — 35.6%
Aerospace & Defense — 0.7%
Boeing Capital Corp.,
Sr. Unsec’d. Notes
4.700%	10/27/19	1,810	1,822,506
Boeing Co. (The),
Sr. Unsec’d. Notes
2.800%	03/01/27	760	764,539
3.100%	05/01/26	590	607,185
3.200%	03/01/29	2,420	2,505,688
4.875%	02/15/20	2,400	2,435,615
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	490	544,306
5.054%	04/27/45	1,120	1,313,385
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	240	246,230
3.550%	01/15/26	2,420	2,571,993
4.500%	05/15/36	480	550,757
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	3,100	3,157,339
3.250%	01/15/28	5,310	5,450,864
Raytheon Co.,
Sr. Unsec’d. Notes
3.125%	10/15/20	1,030	1,041,652
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	2,470	2,663,651
4.125%	11/16/28	1,580	1,735,791

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
4.500%	06/01/42		770	$871,138

				28,282,639

Agriculture — 1.0%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		1,060	1,071,197
3.490%	02/14/22		1,010	1,038,692
3.800%	02/14/24		1,490	1,553,204
4.400%	02/14/26		4,410	4,718,921
4.800%	02/14/29		4,410	4,744,240
5.800%	02/14/39		2,250	2,528,183
5.950%	02/14/49		2,070	2,362,691
6.200%	02/14/59		800	911,775
9.250%	08/06/19		4,270	4,296,773
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		6,420	6,386,225
4.540%	08/15/47		2,720	2,522,773
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	11/01/19		2,080	2,076,155
2.500%	08/22/22		1,710	1,716,614
2.500%	11/02/22		2,120	2,128,645
2.900%	11/15/21		2,060	2,090,173
4.500%	03/20/42		240	258,453
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20		468	471,177
6.150%	09/15/43		990	1,079,370

				41,955,261

Airlines — 0.0%
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		1,103	1,214,316
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21		325	331,726

				1,546,042

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24		150	155,730
4.875%	05/15/26	(a)	620	643,182

				798,912

Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.850%	09/15/21		370	366,221
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20		300	299,878

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,080	$942,561
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.459%	03/27/20		200	199,410
5.875%	08/02/21		1,620	1,708,223
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		320	315,421
5.950%	04/01/49		1,420	1,487,738
6.250%	10/02/43		420	447,094
General Motors Financial Co., Inc.,
Gtd. Notes
2.450%	11/06/20		640	637,890
3.450%	04/10/22		490	496,944
4.250%	05/15/23		200	206,695
4.350%	01/17/27		380	387,080
4.375%	09/25/21		1,430	1,476,047

				8,971,202

Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		2,151	2,192,077

Banks — 12.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20		700	700,123
Sub. Notes, 144A
4.750%	07/28/25		1,940	2,076,460
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27		1,800	1,815,768
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.724%(c)	04/12/23		1,000	995,794
Sr. Unsec’d. Notes
3.800%	02/23/28		400	408,622
3.848%	04/12/23		2,200	2,283,819
4.379%	04/12/28		3,200	3,405,484
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)	1,080	1,166,400
Jr. Sub. Notes, Series X
6.250%(ff)	—	(rr)	2,210	2,407,729
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		2,400	2,444,029
3.419%(ff)	12/20/28		10,242	10,538,977
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,400	4,535,417
3.500%	04/19/26		2,790	2,921,638
3.593%(ff)	07/21/28		4,580	4,775,339
Sr. Unsec’d. Notes, MTN
3.550%(ff)	03/05/24		2,690	2,788,667
3.824%(ff)	01/20/28		8,873	9,392,499
3.974%(ff)	02/07/30		4,370	4,684,211

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
4.000%	04/01/24		4,030	$4,294,427
4.125%	01/22/24		5,080	5,433,216
4.330%(ff)	03/15/50		1,270	1,415,855
5.000%	01/21/44		3,110	3,790,794
Sub. Notes, MTN
4.000%	01/22/25		1,839	1,934,273
4.200%	08/26/24		4,410	4,687,836
4.450%	03/03/26		1,953	2,106,590
Sub. Notes, Series L, MTN
3.950%	04/21/25		508	532,675
Bank of Montreal (Canada),
Sub. Notes
3.803%(ff)	12/15/32		470	476,632
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.200%	07/20/20		920	918,861
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,280	1,365,225
Sub. Notes
5.088%(ff)	06/20/30		7,170	7,333,126
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		1,100	1,119,190
4.400%	08/14/28		8,650	9,371,637
4.705%(ff)	01/10/25	(a)	7,430	7,971,871
5.198%(ff)	01/10/30		2,630	3,012,083
Sub. Notes, 144A
4.625%	03/13/27		830	886,178
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33		2,010	2,070,635
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24		1,490	1,611,853
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24		890	945,563
5.250%	03/07/25		740	811,225
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(ff)	—	(rr)(a)	630	652,957
5.950%(ff)	—	(rr)	1,510	1,566,353
Jr. Sub. Notes, Series D
5.350%(ff)	—	(rr)	1,160	1,167,250
Jr. Sub. Notes, Series M
6.300%(ff)	—	(rr)	2,710	2,815,012
Jr. Sub. Notes, Series P
5.950%(ff)	—	(rr)	5,930	6,196,850
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28		4,555	4,753,652
3.887%(ff)	01/10/28		3,575	3,782,232
4.075%(ff)	04/23/29		4,000	4,297,031
4.650%	07/30/45		5,048	5,814,509
8.125%	07/15/39		309	494,281
Sub. Notes
4.050%	07/30/22		300	313,031

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
4.400%	06/10/25		4,050	$4,322,344
4.450%	09/29/27		8,255	8,893,976
4.750%	05/18/46		350	395,872
5.300%	05/06/44		556	661,598
5.500%	09/13/25		6,430	7,283,210
6.125%	08/25/36		558	682,395
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN
3.900%	07/12/47		730	789,415
5.000%	10/15/19		870	876,601
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25		6,720	7,134,561
4.625%	12/01/23		4,190	4,488,400
5.250%	08/04/45		1,200	1,450,601
Jr. Sub. Notes, 144A
11.000%(ff)	—	(rr)	3,285	3,285,000
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/15/20		2,010	2,035,489
Sr. Unsec’d. Notes, MTN
2.250%	01/14/20		550	549,514
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.375%(ff)	—	(rr)	4,290	4,302,870
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29		3,400	3,505,073
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26		350	380,710
4.875%	05/15/45	(a)	3,040	3,548,186
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
5.000%	01/12/22		5,080	5,313,921
5.375%	01/12/24		2,960	3,199,369
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.650%	01/25/24		1,750	1,838,917
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768%
4.000%(c)	—	(rr)	227	183,870
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22		300	302,482
3.200%	02/23/23		2,160	2,210,531
3.500%	11/16/26		1,930	1,977,618
4.223%(ff)	05/01/29	(a)	11,016	11,814,752
4.750%	10/21/45		3,180	3,658,062
5.250%	07/27/21		1,310	1,384,609
6.250%	02/01/41		6,970	9,345,595
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		5,460	5,572,388
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		3,220	3,378,152
4.000%	03/03/24		2,610	2,769,418

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20		3,750	$3,874,756
Sub. Notes
4.250%	10/21/25		4,680	4,962,565
5.150%	05/22/45		3,380	3,868,605
6.750%	10/01/37		3,904	5,106,236
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20		2,290	2,353,301
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.250%(ff)	—	(rr)	2,720	2,801,600
6.375%(ff)	—	(rr)	2,010	2,080,350
6.500%(ff)	—	(rr)(a)	5,720	5,996,162
Sr. Unsec’d. Notes
3.400%	03/08/21		4,800	4,873,814
3.900%	05/25/26		220	229,802
3.973%(ff)	05/22/30		4,570	4,773,622
4.300%	03/08/26		340	365,188
4.583%(ff)	06/19/29		10,330	11,297,528
Sub. Notes
4.250%	03/14/24		1,600	1,689,118
4.250%	08/18/25		2,710	2,853,289
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/01/19		910	910,178
Sub. Notes, 144A
5.800%	09/25/23		2,700	2,986,823
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		1,700	1,682,710
3.375%	01/12/23		830	827,021
Sub. Notes, 144A, MTN
5.017%	06/26/24	(a)	6,600	6,617,933
5.710%	01/15/26	(a)	500	506,021
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21		620	622,165
3.250%	09/23/22		1,300	1,335,530
3.540%(ff)	05/01/28		1,591	1,656,071
3.782%(ff)	02/01/28		11,804	12,513,541
4.023%(ff)	12/05/24		5,930	6,302,353
4.203%(ff)	07/23/29		1,840	2,011,786
4.250%	10/15/20		90	92,222
4.350%	08/15/21		630	655,306
4.400%	07/22/20		1,230	1,257,300
4.452%(ff)	12/05/29		1,180	1,315,744
4.500%	01/24/22		690	727,076
Sub. Notes
3.875%	09/10/24		10	10,513
4.250%	10/01/27		690	747,308
4.950%	06/01/45		3,790	4,500,292
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.700%	08/17/20		310	311,180

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.574%(ff)	11/07/28		500	$500,514
3.900%	03/12/24		200	208,256
4.375%	03/22/28		2,610	2,772,980
Sub. Notes
4.500%	11/04/24	(a)	4,800	5,021,368
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.998%	02/22/22		1,180	1,198,496
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		2,956	3,102,429
3.737%(ff)	04/24/24		4,520	4,712,209
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		1,792	1,904,917
4.000%	07/23/25		5,998	6,424,488
5.500%	07/24/20		280	289,027
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.875%	05/13/21		3,650	3,787,810
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		1,500	1,526,636
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20		1,340	1,340,071
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		2,580	2,668,213
4.519%(ff)	06/25/24		200	208,307
4.892%(ff)	05/18/29		2,791	2,980,373
Sub. Notes
5.125%	05/28/24		6,030	6,399,366
6.000%	12/19/23		2,900	3,158,244
6.125%	12/15/22		1,360	1,467,276
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
5.625%	09/15/45		560	621,574
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20		800	799,895
Sub. Notes
7.950%	10/26/29	(a)	3,368	4,167,717
Sub. Notes, 144A
5.000%	11/07/23		505	532,597
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23		250	255,656
5.700%	03/26/44		1,910	2,224,204
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.058%	07/14/21		1,720	1,712,896
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
3.350%	05/24/21		1,580	1,609,407

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.250%	06/11/21		1,810	$1,845,858
Sub. Notes
3.625%(ff)	09/15/31	(a)	4,992	5,087,134
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22		3,940	4,419,537
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23		3,760	3,854,665
4.125%	09/24/25		2,100	2,241,261
4.253%	03/23/28		8,177	8,813,634
7.000%(ff)	—	(rr)	6,700	7,117,544
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22		4,910	5,219,612
US Bank NA,
Sr. Unsec’d. Notes
3.150%	04/26/21		1,480	1,506,849
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930%
5.570%(c)	—	(rr)	7,420	7,423,413
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26		9,148	9,242,607
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24		960	1,009,306
4.150%	01/24/29	(a)	3,850	4,194,130
4.600%	04/01/21		5,840	6,061,791
Sub. Notes
5.606%	01/15/44		1,431	1,788,294
Sub. Notes, GMTN
4.300%	07/22/27		7,590	8,199,776
4.900%	11/17/45		3,660	4,250,711
Sub. Notes, MTN
4.400%	06/14/46		520	561,407
4.650%	11/04/44		3,180	3,538,961
4.750%	12/07/46		2,050	2,336,748
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37		8,193	10,520,364
6.600%	01/15/38		2,452	3,409,996
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.300%	05/26/20		280	280,065
2.600%	11/23/20		1,570	1,577,387

				529,630,363

Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26		140	147,204
4.700%	02/01/36		9,755	10,700,945
4.900%	02/01/46		4,050	4,509,398

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	1,129	$1,134,882
3.300%	02/01/23	5,447	5,622,190
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22	2,400	2,419,361
4.000%	04/13/28	520	561,626
4.150%	01/23/25	790	855,746
4.750%	01/23/29	1,860	2,111,483
Becle SAB de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25	1,000	1,001,996
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,270	1,351,313
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	1,140	1,161,375
Diageo Capital PLC (United Kingdom),
Gtd. Notes
4.828%	07/15/20	2,580	2,645,609
Molson Coors Brewing Co.,
Gtd. Notes
3.500%	05/01/22	330	338,787
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.000%	03/05/42	610	663,224
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	3,660	3,829,799

			39,054,938

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20	330	329,185
3.625%	05/22/24	360	378,134
4.663%	06/15/51	301	328,719
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,350	1,345,561
3.550%	08/15/22	920	952,673
3.875%	08/15/25	2,350	2,517,964
5.000%	08/15/45	3,520	4,177,470
5.250%	08/15/43	130	155,988
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20	430	431,265
3.700%	04/01/24	1,060	1,124,628
4.150%	03/01/47	1,400	1,463,866
4.750%	03/01/46	910	1,035,337

			14,240,790

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	1,800	$1,811,587
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	2,280	2,385,363
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	780	877,130
6.000%	11/15/21	980	1,050,779
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,870	1,914,297
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	2,230	2,270,467
4.441%	04/24/23	575	597,730

			10,907,353

Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27	1,033	1,030,035
Cintas Corp. No. 2,
Gtd. Notes
2.900%	04/01/22	1,200	1,220,404
3.700%	04/01/27	1,300	1,384,204
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	4,280	4,738,491
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	460	549,700
UBM PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20	1,850	1,916,004
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,380	1,407,600
5.500%	07/15/25	370	385,263
6.500%	12/15/26	1,500	1,623,750

			14,255,451

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.000%	11/13/20	1,610	1,609,140
2.450%	08/04/26	5,400	5,381,609
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	4,720	4,863,679
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24	7,360	7,558,523

			19,412,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	320	$329,985
4.625%	10/30/20	800	820,325
5.000%	10/01/21	570	597,837
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	2,572	2,707,030
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	05/26/20	1,550	1,550,653
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	8,758	8,716,420
4.418%	11/15/35	5,032	4,980,456
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	491	534,866
8.625%	01/15/22	670	764,166
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43	260	300,703
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	1,920	1,987,200
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24	2,300	2,449,500
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	5,130	5,381,769
4.300%	12/14/45	2,710	3,210,065

			34,330,975

Electric — 0.9%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	1,017	1,040,041
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,320	1,340,163
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	1,216	1,644,455
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/47	110	111,221
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22	1,490	1,515,539
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	2,880	3,024,733
4.250%	03/15/23	3,540	3,718,968
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	1,100	1,250,437
7.375%	11/15/31	10,860	14,848,238

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30		1,050	$1,061,615
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38		978	1,519,372
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21		1,020	1,046,463
7.750%	03/01/31		4,405	6,176,615

				38,297,860

Environmental Control — 0.1%
Waste Management, Inc.,
Gtd. Notes
3.200%	06/15/26		820	853,016
3.450%	06/15/29		600	632,443
3.500%	05/15/24		1,290	1,353,484
4.000%	07/15/39		570	610,700
4.150%	07/15/49		1,180	1,288,850
4.600%	03/01/21		440	454,587

				5,193,080

Foods — 0.4%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		2,410	2,394,343
2.589%	11/02/23		3,710	3,728,199
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	(a)	510	496,274
3.500%	06/06/22		20	20,532
3.500%	07/15/22		1,760	1,801,464
3.950%	07/15/25		540	562,043
4.000%	06/15/23		110	115,251
5.000%	07/15/35		680	713,294
5.375%	02/10/20		1,547	1,572,509
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21		800	810,042
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		1,130	1,175,200
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25		1,490	1,520,309
3.200%	04/01/30		810	841,642
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
2.900%	10/21/19		1,310	1,311,116
3.375%	10/21/20		70	70,957

				17,133,175

Forest Products & Paper — 0.1%
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23	(a)	2,670	2,683,350

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		2,788	$3,118,323

Healthcare-Products — 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26		1,138	1,230,401
4.750%	11/30/36		1,050	1,240,541
4.900%	11/30/46		1,730	2,137,863
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		2,900	2,986,803
3.734%	12/15/24		776	813,979
4.685%	12/15/44		509	564,635
Medtronic Global Holdings SCA,
Gtd. Notes
3.350%	04/01/27	(a)	1,270	1,349,567
Medtronic, Inc.,
Gtd. Notes
3.125%	03/15/22		350	359,731
3.500%	03/15/25		4,530	4,804,675

				15,488,195

Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		470	472,825
Anthem, Inc.,
Sr. Unsec’d. Notes
2.950%	12/01/22		610	618,701
3.125%	05/15/22		2,550	2,596,592
3.350%	12/01/24		470	486,221
3.650%	12/01/27		2,120	2,203,812
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		1,070	1,092,738
5.625%	02/15/21		560	570,500
6.125%	02/15/24		960	1,005,600
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		460	483,575
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		440	442,373
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		20	19,745
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		250	253,450
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22		990	1,057,419
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26		960	1,034,400
5.625%	09/01/28		50	54,125
5.875%	02/15/26	(a)	480	530,400

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Sr. Sec’d. Notes
4.500%	02/15/27		90	$96,017
4.750%	05/01/23		1,720	1,841,091
5.000%	03/15/24		230	250,571
5.250%	06/15/26		180	199,298
5.500%	06/15/47		4,504	4,812,084
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22		1,050	1,071,903
3.950%	03/15/27		860	896,639
4.625%	12/01/42		570	604,635
4.800%	03/15/47		100	108,530
4.950%	10/01/44		450	496,690
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		1,367	1,531,352
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56		1,870	2,041,665
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		317	355,175
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		1,390	1,395,656
2.875%	12/15/21		910	923,444
3.375%	11/15/21		570	583,533
3.750%	07/15/25		190	202,929
5.700%	10/15/40		1,500	1,927,066

				32,260,754

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24		880	925,100
4.750%	05/30/25		160	169,400
4.750%	11/29/27	(a)	1,730	1,820,825
5.000%	06/15/27		100	105,125
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23		610	630,588

				3,651,038

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		810	841,388

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		1,450	1,471,291
4.200%	04/01/26		1,340	1,331,735

				2,803,026

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 0.6%
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/87		636	$651,900
Sr. Unsec’d. Notes
3.750%	07/10/25		900	942,248
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		3,280	3,691,956
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		570	570,244
3.350%	05/03/26		1,000	1,048,766
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		3,610	4,127,638
Sr. Unsec’d. Notes
5.875%	02/06/41		1,020	1,339,729
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, 144A, MTN
2.500%	01/15/20		520	519,761
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		9,711	11,363,617

				24,255,859

Internet — 0.6%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	(a)	4,350	4,537,714
4.200%	12/06/47		1,664	1,749,696
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.150%	08/22/27		2,040	2,144,381
3.875%	08/22/37		1,030	1,135,699
4.050%	08/22/47		1,280	1,453,349
4.950%	12/05/44		1,830	2,307,172
5.200%	12/03/25		1,882	2,198,330
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23		2,610	2,704,427
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		440	454,850
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28		5,412	5,525,671

				24,211,289

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	(a)	1,200	1,268,399
6.125%	06/01/25	(a)	270	306,938
6.250%	02/25/22		740	802,831
7.000%	10/15/39		460	545,820

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (continued)
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36		1,507	$1,810,284
6.875%	11/10/39	(a)	844	1,012,969

				5,747,241

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	12/15/21		710	719,763
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		1,190	1,206,362

				1,926,125

Lodging — 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26		360	375,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		80	81,900
4.875%	04/01/27		1,840	1,901,548
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23		3,910	4,109,555
5.125%	08/08/25		1,600	1,715,072
5.400%	08/08/28		1,140	1,238,107

				9,421,932

Machinery-Construction & Mining — 0.0%
ABB Finance USA, Inc. (Switzerland),
Gtd. Notes
4.375%	05/08/42		320	361,629

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.700%	01/15/20		510	508,219
nVent Finance Sarl (United Kingdom),
Gtd. Notes
4.550%	04/15/28		4,416	4,486,733

				4,994,952

Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22		140	142,114
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		480	490,176
5.125%	05/01/27		2,580	2,671,229
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		1,050	1,059,413
4.200%	03/15/28		7,820	8,123,210
4.908%	07/23/25		2,290	2,486,123
5.375%	04/01/38		1,490	1,595,587

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
5.750%	04/01/48		60	$66,361
6.484%	10/23/45		500	589,154
6.834%	10/23/55		310	368,223
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		80	98,547
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25		1,450	1,516,549
3.900%	03/01/38		2,110	2,221,851
3.950%	10/15/25		5,000	5,394,400
3.969%	11/01/47		5,750	6,022,736
3.999%	11/01/49		377	397,554
4.150%	10/15/28	(a)	6,030	6,645,967
4.200%	08/15/34		190	210,652
4.250%	10/15/30		2,800	3,124,848
4.250%	01/15/33		530	594,548
5.650%	06/15/35		160	199,617
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	(a)	6,955	6,581,169
7.750%	07/01/26	(a)	90	87,300
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	(a)	1,340	1,425,289
4.709%	01/25/29	(a)	2,380	2,662,619
5.476%	01/25/39		1,910	2,253,915
5.576%	01/25/49		680	832,019
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		660	684,430
Prosus Nv (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27		2,830	3,022,978
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		1,905	1,940,424
5.000%	02/01/20		830	840,913
5.875%	11/15/40		1,620	1,752,372
6.550%	05/01/37		332	383,593
7.300%	07/01/38		4,520	5,485,669
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		1,400	1,886,681
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		400	411,124
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24	(a)	570	593,910
4.250%	09/01/23	(a)	460	486,638
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		400	414,500

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. (The),
Gtd. Notes, 144A
4.500%	02/15/21		490	$508,515
6.650%	11/15/37		130	186,796
6.750%	01/09/38		250	354,435
6.900%	08/15/39		265	390,558
7.750%	12/01/45		1,534	2,565,706

				79,770,412

Mining — 1.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28		250	261,250
6.750%	09/30/24		1,130	1,193,563
7.000%	09/30/26		720	770,400
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		630	643,526
3.750%	04/10/22		2,130	2,177,073
4.000%	09/11/27	(a)	6,476	6,500,995
4.750%	04/10/27		1,070	1,133,340
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		200	234,546
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		1,640	1,961,619
5.750%	05/01/43		260	324,874
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22		175	178,107
5.000%	09/30/43		1,600	2,004,483
Gtd. Notes, 144A
6.750%(ff)	10/19/75		4,980	5,682,180
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		110	110,413
3.875%	03/15/23		20	20,000
4.000%	11/14/21		110	112,063
4.550%	11/14/24		40	40,890
5.450%	03/15/43		1,396	1,277,340
6.875%	02/15/23		1,840	1,936,600
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42		3,697	3,821,293
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.875%	04/16/20		450	452,387
4.000%	03/27/27	(a)	7,120	7,189,599
4.125%	05/30/23		50	51,984
4.125%	03/12/24		2,650	2,751,283
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		5,160	5,658,566
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40		110	119,681

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27	1,450	$1,482,279

			48,090,334

Miscellaneous Manufacturing — 0.5%
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	4,950	5,015,287
4.150%	11/02/42	1,690	1,787,116
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44	600	582,134
Sr. Unsec’d. Notes, GMTN
4.625%	01/07/21	1,413	1,454,186
5.500%	01/08/20	200	202,842
6.150%	08/07/37	4,245	4,932,562
6.875%	01/10/39	4,177	5,237,332
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	682	695,917
4.650%	10/17/21	98	102,106
5.875%	01/14/38	1,010	1,140,262
6.750%	03/15/32	440	542,113
Sub. Notes, MTN
5.300%	02/11/21	1,051	1,088,900

			22,780,757

Oil & Gas — 3.4%
Anadarko Finance Co.,
Gtd. Notes, Series B
7.500%	05/01/31	190	251,978
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	1,346	1,393,346
5.550%	03/15/26	2,570	2,888,370
6.450%	09/15/36	1,590	1,954,812
6.600%	03/15/46	1,320	1,718,957
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	1,020	1,007,250
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	1,041	1,056,454
4.250%	01/15/44	3,370	3,048,639
4.375%	10/15/28	410	428,456
4.750%	04/15/43	310	302,325
5.100%	09/01/40	1,990	2,011,263
6.000%	01/15/37	578	656,139
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26	3,030	3,087,714
3.216%	11/28/23	2,880	2,970,765
3.410%	02/11/26	2,160	2,263,717
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25	3,320	3,492,529
3.535%	11/04/24	300	316,457
3.561%	11/01/21	170	175,466

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21		490	$497,350
6.625%	08/15/20		180	181,350
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26		2,660	2,745,376
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		3,180	3,267,891
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		5,940	6,118,769
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28		2,760	2,971,878
4.375%	01/15/25		840	873,254
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24		570	586,068
4.375%	01/15/28	(a)	1,410	1,482,572
4.500%	04/15/23	(a)	1,260	1,323,859
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22		3,620	3,688,382
4.750%	05/15/42		90	98,555
5.000%	06/15/45		3,920	4,497,207
5.600%	07/15/41		140	166,186
5.850%	12/15/25	(a)	2,120	2,511,628
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25		560	588,700
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	(a)	4,800	5,308,320
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.150%	01/15/26	(a)	1,140	1,241,417
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.043%	03/01/26		2,180	2,259,353
4.114%	03/01/46		3,630	4,176,824
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30		260	287,872
6.375%	10/24/48		940	1,120,010
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		4,163	5,698,295
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		180	171,000
Sec’d. Notes, 144A
6.500%	01/15/25		120	120,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	(a)	3,000	$3,059,093
4.950%	08/15/47		730	774,673
5.250%	11/15/43		990	1,066,746
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		444	442,890
6.875%	01/15/23	(a)	190	190,000
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	(a)	1,200	1,186,231
3.125%	02/15/22		440	446,809
3.400%	04/15/26		1,610	1,640,246
4.100%	02/15/47		2,030	2,004,561
4.200%	03/15/48		790	798,424
4.400%	04/15/46		480	496,526
4.625%	06/15/45		1,570	1,674,537
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	(a)	14,159	15,022,699
5.750%	02/01/29		930	969,432
6.125%	01/17/22	(a)	435	465,946
6.250%	03/17/24		2,690	2,942,322
6.900%	03/19/49		2,260	2,406,900
7.250%	03/17/44		2,950	3,299,604
7.375%	01/17/27		1,060	1,212,640
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		3,664	3,364,212
5.500%	06/27/44		1,270	1,016,952
6.375%	01/23/45		2,740	2,356,400
6.625%	06/15/35		310	286,363
Gtd. Notes, MTN
6.875%	08/04/26		1,900	1,923,560
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21		520	534,300
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	300	263,250
5.000%	03/15/23	(a)	930	876,525
5.875%	07/01/22		100	99,000
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	05/10/26		2,730	2,791,720
4.000%	05/10/46		710	781,422
4.375%	03/25/20		2,940	2,984,262
4.375%	05/11/45		2,010	2,313,720
4.550%	08/12/43		1,010	1,183,031
6.375%	12/15/38		2,363	3,325,348
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		2,230	2,384,382

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		900	$906,750

				148,498,829

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27		3,564	3,588,235
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	(a)	2,690	2,820,549
7.450%	09/15/39		2,413	3,316,509
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		2,078	2,162,430
4.000%	12/21/25		1,590	1,683,017

				13,570,740

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25	(a)	650	673,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes
6.875%	02/15/21		535	536,739
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		610	621,438
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23	(a)	370	384,370

				2,216,109

Pharmaceuticals — 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,500	1,549,766
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		1,160	1,184,377
3.800%	03/15/25		1,980	2,054,790
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26		520	581,776
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25		680	759,764
Sr. Sec’d. Notes, 144A
7.000%	03/15/24		290	308,154
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28		1,222	1,447,374
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.600%	05/16/22		2,120	2,146,907
2.900%	07/26/24		4,210	4,308,599

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
3.200%	06/15/26		3,100	$3,220,933
3.400%	07/26/29		1,430	1,497,126
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
2.616%	06/15/22		860	865,165
3.079%	06/15/24		1,150	1,157,754
Cigna Corp.,
Gtd. Notes, 144A
3.400%	09/17/21		1,160	1,182,617
3.750%	07/15/23		5,100	5,309,779
4.125%	11/15/25		890	947,798
4.375%	10/15/28		5,240	5,653,254
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		6,440	6,461,012
3.350%	03/09/21	(a)	1,050	1,064,586
3.700%	03/09/23		4,670	4,829,464
3.875%	07/20/25		876	914,700
4.100%	03/25/25		1,750	1,845,708
4.300%	03/25/28	(a)	15,261	16,092,389
5.050%	03/25/48		1,660	1,768,098
5.125%	07/20/45		820	874,460
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28		672	752,566
6.943%	01/10/30		604	711,173
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27		590	616,282
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22		2,180	2,216,632
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37		4,340	4,640,901
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25		1,210	1,246,228
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
3.650%	11/10/21		230	221,375
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		750	724,125
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19		570	568,290
2.200%	07/21/21		4,400	4,174,500
2.800%	07/21/23		2,160	1,868,400

				85,766,822

Pipelines — 1.3%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		1,000	1,097,326

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		910	$922,513
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,030	1,118,837
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28		340	371,728
7.500%	07/01/38		1,195	1,519,551
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		470	496,500
5.875%	03/01/22		1,430	1,533,970
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28		4,120	4,484,507
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21		600	609,331
6.850%	02/15/20		690	707,555
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	03/01/28	(a)	2,160	2,315,118
Gtd. Notes, 144A
5.000%	02/15/21		180	186,689
Gtd. Notes, GMTN
7.750%	01/15/32		2,663	3,646,104
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		2,090	2,110,080
4.700%	04/15/48		2,920	2,990,199
4.800%	02/15/29		2,590	2,852,628
4.875%	12/01/24		1,450	1,577,358
4.875%	06/01/25		1,520	1,651,969
5.500%	02/15/49		1,590	1,805,878
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/49		1,116	1,212,306
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30		530	568,955
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		2,150	3,007,870
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		460	460,000
5.875%	04/15/26		380	402,800
Gtd. Notes, 144A
6.500%	07/15/27		420	458,325
6.875%	01/15/29		2,530	2,804,986
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		6,380	8,145,998

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		370	$382,402
5.250%	03/15/20		730	743,487
7.750%	06/15/31		1,320	1,740,357
7.875%	09/01/21		733	813,158
8.750%	03/15/32		210	298,904
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		1,711	2,213,831

				55,251,220

Real Estate Investment Trusts (REITs) — 0.2%
CoreCivic, Inc.,
Gtd. Notes
4.750%	10/15/27		80	72,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		30	32,142
5.375%	04/15/26		510	551,539
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28		60	59,550
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26		711	768,864
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24		5,750	6,001,312

				7,485,407

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	(a)	2,250	2,275,312
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		540	534,600
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	03/01/27		1,730	1,816,840
3.700%	01/30/26		2,050	2,179,280
3.800%	04/01/28	(a)	680	730,149
QVC, Inc.,
Sr. Sec’d. Notes
5.950%	03/15/43		110	105,481
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	09/15/26		300	294,379
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26	(a)	1,780	1,796,967
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28		5,040	5,499,958

				15,232,966

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25		1,280	$1,250,953
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25		750	804,140
3.734%	12/08/47		490	512,402

				2,567,495

Software — 0.7%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26		13,020	13,085,831
2.700%	02/12/25		800	821,386
2.875%	02/06/24		3,240	3,357,101
3.300%	02/06/27	(a)	6,390	6,789,880
3.450%	08/08/36		130	137,560
3.950%	08/08/56		600	667,671
4.100%	02/06/37		350	399,336
Oracle Corp.,
Sr. Unsec’d. Notes
6.125%	07/08/39		2,712	3,717,753
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23		1,490	1,546,446
3.700%	04/11/28		490	528,287

				31,051,251

Telecommunications — 1.5%
Altice SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		4,590	4,704,750
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20		530	539,975
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22		910	924,558
3.400%	05/15/25		4,350	4,471,823
4.350%	06/15/45		1,690	1,689,452
4.450%	05/15/21		230	238,728
4.500%	03/09/48		1,603	1,638,929
6.000%	08/15/40		4,104	4,877,657
6.250%	03/29/41		770	941,297
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		460	693,781
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series Q
6.150%	09/15/19		987	991,442
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22		610	615,526
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		1,210	1,285,625
7.625%	02/15/25		880	937,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
7.875%	09/15/23	(a)	1,840	$1,998,700
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		530	548,550
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.103%	03/08/27		1,990	2,114,012
4.895%	03/06/48		2,000	2,112,125
5.134%	04/27/20		1,520	1,551,065
5.213%	03/08/47		170	187,420
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		1,850	1,837,993
3.376%	02/15/25		3,561	3,716,913
3.500%	11/01/24		240	252,199
3.850%	11/01/42		370	378,075
3.875%	02/08/29		820	879,551
4.125%	03/16/27		500	543,793
4.329%	09/21/28		5,454	6,044,102
4.400%	11/01/34		340	376,931
4.500%	08/10/33		2,020	2,275,665
4.522%	09/15/48		570	638,641
4.862%	08/21/46		2,651	3,086,533
5.250%	03/16/37		2,590	3,097,981
5.500%	03/16/47		200	251,112
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28		5,245	5,669,783
5.250%	05/30/48		2,095	2,312,650

				64,424,537

Transportation — 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.750%	05/01/40		8,156	10,750,351
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	07/15/25		1,050	1,122,230
3.950%	09/10/28		7,320	8,009,435
4.500%	09/10/48		2,860	3,254,190
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22		710	724,200

				23,860,406

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. N otes, 144A
5.750%	11/15/23		700	735,000
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		200	206,432
5.250%	08/15/22		1,512	1,596,369

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing (continued)
5.500%	02/15/24	460	$495,871

			3,033,672

TOTAL CORPORATE BONDS (cost $1,453,720,006)			1,541,569,127

MUNICIPAL BOND — 0.0%
Pennsylvania
Commonwealth of Pennsylvania,
General Obligation Unlimited, Series B, BABs
5.350%	05/01/30	1,160	1,188,165

(cost $1,189,541)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.1%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 1A1
4.199%(cc)	09/25/35	232	188,867
Alternative Loan Trust,
Series 2005-J04, Class M2, 1 Month LIBOR + 0.640%
3.044%(c)	07/25/35	3,525	3,448,053
American Home Mortgage Investment Trust,
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.680%
3.084%(c)	02/25/45	2,094	2,103,058
Banc of America Funding Trust,
Series 2015-R02, Class 4A1, 144A, 1 Month LIBOR + 0.165%
2.569%(c)	09/29/36	4,046	3,993,188
Banc of America Mortgage Trust,
Series 2003-H, Class 3A1
4.712%(cc)	09/25/33	105	105,847
Series 2005-H, Class 2A1
4.327%(cc)	09/25/35	64	63,146
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.600%)
3.304%(c)	11/25/34	11,935	12,088,535
Series 2004-13, Class A1, 1 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.370%)
3.144%(c)	11/25/34	6	6,481
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC05, Class A3, 1 Month LIBOR + 1.100%
3.504%(c)	10/25/33	157	153,658
BMO Capital Markets II,
Series BM0C-3945, Class A30
3.000%	07/01/49	5,000	5,046,875
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB06, Class A1
4.269%(cc)	11/20/34	76	77,448
Credit Suisse Mortgage Trust,
Series 2015-02R, Class 3A1, 144A
2.640%(cc)	04/27/36	3,635	3,615,759
Series 2015-02R, Class 7A1, 144A
4.399%(cc)	08/27/36	3,086	3,122,674
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	25,810	25,819,950

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, 144A
4.903%(cc)	04/15/36	29,114		$5,590,233
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250%
7.654%(c)	10/25/23	6,823		7,580,046
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%
6.804%(c)	01/25/24	12,220		13,357,466
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600%
5.004%(c)	05/25/24	11,412		11,794,922
Fannie Mae Interest Strip,
Series 409, Class C1, IO
3.000%	11/25/26	1,658		113,435
Series 409, Class C13, IO
3.500%	11/25/41	1,637		265,239
Series 409, Class C2, IO
3.000%	04/25/27	1,843		130,775
Series 409, Class C22, IO
4.500%	11/25/39	1,479		272,453
Fannie Mae REMICS,
Series 2004-38, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
2.754%(c)	05/25/34	404		403,289
Series 2010-123, Class PM
4.000%	07/25/40	6,982		7,263,451
Series 2010-150, Class SK, IO, 1 Month LIBOR + 6.530%
4.126%(c)	01/25/41	1,016		191,367
Series 2010-27, Class AS, IO, 1 Month LIBOR + 6.480%
4.076%(c)	04/25/40	1,080		208,068
Series 2011-14, Class GD
4.000%	04/25/40	24,056		24,939,452
Series 2011-15, Class AB
9.750%	08/25/19	—	(r)	2
Series 2011-99, Class KS, IO, 1 Month LIBOR + 6.700%
4.296%(c)	10/25/26	1,129		106,103
Series 2012-118, Class CI, IO
3.500%	12/25/39	1,639		128,984
Series 2012-133, Class CS, IO, 1 Month LIBOR + 6.150%
3.746%(c)	12/25/42	580		103,990
Series 2012-134, Class MS, IO, 1 Month LIBOR + 6.150%
3.746%(c)	12/25/42	709		139,563
Series 2012-28, Class B
6.500%	06/25/39	141		152,278
Series 2012-46, Class BA
6.000%	05/25/42	928		1,024,532
Series 2012-51, Class B
7.000%	05/25/42	362		432,464
Series 2012-70, Class YS, IO, 1 Month LIBOR + 6.650%
4.246%(c)	02/25/41	136		13,086
Series 2012-74, Class OA, IO
1.000%(s)	03/25/42	100		89,803
Series 2012-74, Class SA, IO, 1 Month LIBOR + 6.650%
4.246%(c)	03/25/42	1,146		163,520
Series 2012-75, Class AO, PO
1.000%(s)	03/25/42	149		134,705
Series 2012-75, Class NS, IO, 1 Month LIBOR + 6.600%
4.196%(c)	07/25/42	86		15,852

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-09, Class BC
6.500%	07/25/42	1,204	$1,403,877
Series 2013-09, Class CB
5.500%	04/25/42	3,196	3,578,472
Series 2013-09, Class SA, IO, 1 Month LIBOR + 6.150%
3.746%(c)	03/25/42	4,833	648,955
Series 2013-126, Class CS, IO, 1 Month LIBOR + 6.150%
3.746%(c)	09/25/41	3,995	528,957
Series 2013-26, Class HI, IO
3.000%	04/25/32	1,964	127,144
Series 2013-73, Class IA, IO
3.000%	09/25/32	8,147	755,953
Series 2015-55, Class IO, IO
1.604%(cc)	08/25/55	1,741	94,412
Series 2015-56, Class AS, IO, 1 Month LIBOR + 6.150%
3.746%(c)	08/25/45	777	173,151
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48	7,663	7,734,348
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	1,692	1,939,544
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	3,452	3,784,968
Series 3242, Class SC, IO, 1 Month LIBOR + 6.290%
3.896%(c)	11/15/36	377	61,743
Series 3368, Class AI, IO, 1 Month LIBOR + 6.030%
3.636%(c)	09/15/37	1,017	147,480
Series 3621, Class SB, IO, 1 Month LIBOR + 6.230%
3.836%(c)	01/15/40	188	29,254
Series 3639, Class EY
5.000%	02/15/30	1,382	1,477,907
Series 3768, Class MB
4.000%	12/15/39	6,462	6,755,494
Series 3947, Class SG, IO, 1 Month LIBOR + 5.950%
3.556%(c)	10/15/41	3,944	605,736
Series 4054, Class SA, IO, 1 Month LIBOR + 6.050%
3.656%(c)	08/15/39	906	144,628
Series 4119, Class IN, IO
3.500%	10/15/32	1,147	141,071
Series 4146, Class DI, IO
3.000%	12/15/31	4,626	397,709
Series 4174, Class SA, IO, 1 Month LIBOR + 6.200%
3.806%(c)	05/15/39	828	70,609
Series 4194, Class BI, IO
3.500%	04/15/43	3,223	435,066
Series 4210, Class Z
3.000%	05/15/43	2,938	2,826,475
Series 4239, Class IO, IO
3.500%	06/15/27	5,009	406,837
Series 4415, Class IO, IO
1.753%(cc)	04/15/41	1,359	75,934
Series 4813, Class CJ
3.000%	08/15/48	4,647	4,716,373

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	790	$69,110
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA03, Class M2, 1 Month LIBOR + 2.000%
4.404%(c)	12/25/28	3,582	3,597,551
Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%
5.654%(c)	07/25/29	16,650	17,598,359
Government National Mortgage Assoc.,
Series 2010-31, Class GS, IO, 1 Month LIBOR + 6.500%
4.117%(c)	03/20/39	131	4,407
Series 2010-42, Class BS, IO, 1 Month LIBOR + 6.480%
4.097%(c)	04/20/40	163	26,976
Series 2010-76, Class CS, IO, 1 Month LIBOR + 6.550%
4.167%(c)	06/20/40	2,731	525,201
Series 2010-85, Class HS, IO, 1 Month LIBOR + 6.650%
4.267%(c)	01/20/40	225	18,104
Series 2010-H02, Class FA, 1 Month LIBOR + 0.680%
3.108%(c)	02/20/60	3,559	3,573,030
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000%
3.428%(c)	06/20/60	5,636	5,718,607
Series 2010-H20, Class AF, 1 Month LIBOR + 0.330%
2.797%(c)	10/20/60	9,732	9,694,130
Series 2010-H24, Class FA, 1 Month LIBOR + 0.350% (Cap 10.500%, Floor 0.350%)
2.817%(c)	10/20/60	9,174	9,140,551
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350%
2.817%(c)	08/20/58	590	588,151
Series 2012-124, Class AS, 1 Month LIBOR + 6.200%
3.806%(c)	10/16/42	1,637	302,810
Series 2012-34, Class SA, IO, 1 Month LIBOR + 6.050%
3.667%(c)	03/20/42	2,155	408,114
Series 2012-43, Class SN, IO, 1 Month LIBOR + 6.600%
4.206%(c)	04/16/42	1,119	247,581
Series 2012-66, Class CI, IO
3.500%	02/20/38	1,443	79,445
Series 2012-98, Class SA, IO, 1 Month LIBOR + 6.100%
3.706%(c)	08/16/42	992	165,329
Series 2013-69, Class AI, IO
3.500%	05/20/43	1,306	180,790
Series 2014-05, Class SP, IO, 1 Month LIBOR + 6.150%
3.756%(c)	06/16/43	1,538	154,964
Series 2018-37, Class QA
2.750%	03/20/48	1,391	1,409,188
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300%
2.767%(c)	02/20/68	1,146	1,140,309
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300%
2.767%(c)	05/20/68	1,896	1,886,868
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300%
2.767%(c)	05/20/68	863	857,532
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300%
2.767%(c)	07/20/68	1,281	1,273,206
Series 2018-H17, Class FG, 12 Month LIBOR + 0.250%
3.250%(c)	10/20/68	7,274	7,211,550

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GreenPoint Mortgage Funding Trust,
Series 2005-AR04, Class G41B, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
2.604%(c)	10/25/45	164	$146,997
Series 2006-AR03, Class 3A1, 1 Month LIBOR + 0.230%
2.634%(c)	04/25/36	103	132,639
GSR Mortgage Loan Trust,
Series 2005-08F, Class 2A1
5.500%	11/25/35	189	189,306
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760% (Cap 10.500%, Floor 0.380%)
3.150%(c)	01/19/35	141	126,292
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
2.604%(c)	10/25/36	772	733,535
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A4
4.635%(cc)	08/25/35	443	449,623
Series 2005-S03, Class 1A1
6.500%	01/25/36	1,972	1,553,271
Series 2018-03, Class A1, 144A
3.500%(cc)	09/25/48	13,723	13,833,124
Series 2018-04, Class A1, 144A
3.500%(cc)	10/25/48	5,238	5,299,376
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	17,606	17,801,986
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
4.837%(cc)	04/21/34	380	393,190
MASTR Alternative Loan Trust,
Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450% (Cap 8.000%, Floor 0.450%)
2.854%(c)	09/25/34	647	630,429
Merrill Lynch Mortgage Investors Trust Series MLCC,
Series 2006-01, Class 2A1
4.364%(cc)	02/25/36	175	176,564
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 2A
4.415%(cc)	07/25/34	287	285,066
Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700% (Cap 5.750%, Floor 0.700%)
3.104%(c)	12/25/35	1,014	758,674
NAAC Reperforming Loan REMIC Trust Certificates,
Series 2004-R03, Class A1, 144A
6.500%	02/25/35	1,681	1,717,458
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	9,468	9,837,689
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 0.570%)
3.474%(c)	02/25/35	4,806	4,825,614
Series 2006-AF01, Class 2A
4.757%(cc)	06/25/36	704	622,379

Interest Rate	Maturity Date			Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750%
5.162%(c)	05/27/23			14,801	$14,825,342
RAMP Trust,
Series 2005-SL01, Class A7
8.000%	05/25/32			95	75,440
RBSGC Mortgage Loan Trust,
Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450%
2.854%(c)	01/25/37			634	385,284
Residential Asset Securitization Trust,
Series 2007-A07, Class A3
6.000%	07/25/37			1,802	1,163,101
SACO I Trust,
Series 2007-VA01, Class A, 144A
8.918%(cc)	06/25/21			275	263,771
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56			8,495	8,523,458
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56			12,160	11,667,646
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56			8,140	8,275,979
Sequoia Mortgage Trust,
Series 2012-04, Class A3
2.069%(cc)	09/25/42			758	734,156
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2
0.490%(cc)	09/25/34			288	272,860
Wachovia Mortgage Loan Trust LLC,
Series 2005-A, Class 1A1
4.626%(cc)	08/20/35			62	57,102
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR09, Class 1A7
4.347%(cc)	09/25/33			135	140,791
Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490%
2.894%(c)	10/25/45			2,556	2,577,490
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR04, Class 2A1
5.222%(cc)	04/25/36			50	49,544

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $338,311,702)					347,907,753

SOVEREIGN BONDS — 7.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22			3,940	3,968,013
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
61.815%(c)	06/21/20		ARS	11,220	257,530
Argentine Bonos del Tesoro (Argentina),
Unsec’d. Notes
18.200%	10/03/21		ARS	105,350	1,696,128
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.750%(cc)	12/31/38			13,750	8,026,700
6.875%	01/11/48	(a)		8,090	5,986,681

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
7.125%	07/06/36			5,650	$4,367,507
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29			800	892,000
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.717%	01/25/27			2,100	2,139,396
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/21		BRL	95,534	26,263,735
10.000%	01/01/23		BRL	27,638	7,903,264
10.000%	01/01/27		BRL	5,694	1,691,510
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23			670	664,138
4.625%	01/13/28	(a)		2,340	2,454,660
5.000%	01/27/45			5,190	5,130,367
5.625%	01/07/41			3,850	4,126,276
5.625%	02/21/47	(a)		11,110	11,834,928
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25		CNY	12,500	1,825,560
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44			2,850	3,370,125
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28			1,930	1,908,307
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28	(a)		410	411,620
4.350%	01/11/48	(a)		5,850	6,042,523
4.875%	05/05/21			1,067	1,106,446
5.875%	03/13/20			360	368,334
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47			2,720	3,138,652
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22			270	276,956
3.850%	07/18/27			1,180	1,218,921
4.750%	07/18/47			400	432,140
5.125%	01/15/45			2,520	2,839,193
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22			6,940	7,118,786
4.625%	04/15/43			720	761,128
5.125%	01/15/45			790	890,065
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24			1,400	1,488,813
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28			960	994,045
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27			4,260	4,534,557
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		MXN	531,245	26,963,122
Bonds, Series M
8.000%	11/07/47		MXN	638,400	33,809,298

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34		MXN	144,520	$7,561,309
7.750%	11/13/42		MXN	563,984	29,138,372
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48			520	535,605
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10			1,410	1,540,439
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30			2,020	2,042,398
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27			1,140	1,140,871
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	(a)		2,100	2,892,771
6.550%	03/14/37	(a)		670	944,707
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27			1,310	972,688
9.125%	03/16/24			160	133,602
Provincia de Buenos Aries (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23			1,520	1,270,735
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29			3,460	3,728,150
4.817%	03/14/49			6,870	7,873,295
5.103%	04/23/48			925	1,101,906
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24			6,990	7,521,030
Russian Federal Bond (Russia),
Bonds
6.900%	05/23/29		RUB	438,840	6,755,927
7.000%	01/25/23		RUB	170,630	2,684,290
7.000%	08/16/23		RUB	465,330	7,303,553
7.050%	01/19/28		RUB	1,351,502	21,087,588
7.650%	04/10/30		RUB	831,870	13,464,228
7.750%	09/16/26		RUB	79,640	1,292,174
8.150%	02/03/27		RUB	458,000	7,619,663
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55			1,300	1,434,888

TOTAL SOVEREIGN BONDS (cost $340,469,596)					316,941,613

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Federal Home Loan Mortgage Corp.
3.000%	02/01/38			360	365,466
3.000%	04/01/38			276	279,833
3.000%	01/01/47			1,336	1,358,869
3.000%	01/01/47			1,835	1,871,996
3.000%	01/01/47			2,985	3,036,806
3.000%	01/01/47			7,117	7,261,499
3.000%	01/01/48			784	790,771
3.000%	01/01/48			4,883	4,930,651
3.000%	01/01/48			35,570	35,943,852

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	10/01/42	2,205	$2,286,089
3.500%	11/01/42	43	44,272
3.500%	03/01/43	2,514	2,606,349
3.500%	02/01/44	951	985,673
3.500%	06/01/46	72	75,107
3.500%	06/01/47	83	85,949
3.500%	07/01/47	777	805,890
3.500%	09/01/47	19,757	20,321,987
3.500%	11/01/47	381	392,850
3.500%	11/01/47	713	734,275
3.500%	12/01/47	991	1,027,547
3.500%	12/01/47	1,781	1,834,861
3.500%	01/01/48	26	26,978
3.500%	01/01/48	369	379,940
3.500%	01/01/48	746	767,352
3.500%	01/01/48	984	1,014,113
3.500%	02/01/48	179	184,911
3.500%	02/01/48	640	658,866
3.500%	04/01/48	474	486,897
3.500%	05/01/48	321	329,579
3.500%	05/01/48	947	972,959
3.500%	06/01/48	279	288,582
3.500%	07/01/48	6,216	6,378,064
3.500%	08/01/48	158	162,500
3.500%	08/01/48	2,793	2,860,221
3.500%	11/01/48	1,647	1,687,234
3.500%	12/01/48	169	172,912
3.500%	12/01/48	16,077	16,523,757
3.500%	03/01/49	1,575	1,613,458
3.500%	03/01/49	3,267	3,360,841
4.000%	03/01/42	1,389	1,465,583
4.000%	10/01/42	3,291	3,473,036
4.000%	04/01/43	1,336	1,410,576
4.000%	05/01/43	97	103,306
4.000%	06/01/43	92	97,818
4.000%	06/01/43	97	103,593
4.000%	06/01/43	100	107,058
4.000%	06/01/43	121	129,659
4.000%	06/01/43	142	150,475
4.000%	07/01/43	549	587,198
4.000%	07/01/43	557	593,153
4.000%	08/01/43	707	745,638
4.000%	03/01/44	1,552	1,628,698
4.000%	07/01/44	480	502,904
4.000%	02/01/45	898	932,852
4.000%	05/01/45	263	275,347
4.000%	01/01/46	1,606	1,680,789
4.000%	03/01/46	1,415	1,481,250
4.000%	05/01/46	1,738	1,819,033
4.000%	07/01/46	1,624	1,699,308
4.000%	07/01/47	5,612	5,856,535
4.000%	08/01/47	14,518	15,145,901
4.000%	12/01/47	172	179,141
4.000%	04/01/48	914	946,405
4.000%	05/01/48	4,976	5,173,852
4.000%	07/01/48	10,265	10,661,366
4.000%	09/01/48	13,773	14,244,004
4.000%	11/01/48	10,867	11,281,084

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/01/49	9,641	$9,982,557
4.500%	09/01/23	110	114,962
4.500%	08/01/24	98	102,580
4.500%	12/01/43	1,824	1,958,084
4.500%	03/01/44	1,722	1,846,993
4.500%	04/01/44	142	149,216
4.500%	04/01/44	617	653,313
4.500%	04/01/44	668	722,188
4.500%	04/01/44	712	761,311
4.500%	04/01/44	772	821,323
4.500%	04/01/44	775	825,887
4.500%	04/01/44	1,089	1,182,668
4.500%	04/01/44	1,168	1,274,447
4.500%	04/01/44	4,497	4,883,110
4.500%	09/01/46	579	611,337
4.500%	02/01/47	181	190,182
4.500%	03/01/47	132	139,309
4.500%	05/01/47	462	489,358
5.000%	09/01/20	246	251,357
5.000%	05/01/23	187	191,456
5.000%	07/01/25	78	82,592
5.000%	06/01/26	878	903,846
5.000%	05/01/36	30	33,361
5.000%	03/01/38	383	415,834
5.000%	06/01/41	242	263,529
5.000%	05/01/48	759	805,406
5.000%	06/01/48	46	51,223
5.000%	10/01/48	502	532,440
5.000%	10/01/48	1,803	1,912,445
5.000%	11/01/48	1,966	2,082,720
5.000%	01/01/49	8,294	8,800,978
5.500%	12/01/38	293	325,161
5.500%	12/01/38	690	749,073
6.500%	09/01/39	256	297,584
6.500%	09/01/39	675	777,570
7.000%	03/01/39	247	287,786
Federal National Mortgage Assoc.
2.500%	01/01/28	1,097	1,106,756
2.500%	02/01/28	514	518,250
2.500%	10/01/42	1,456	1,451,437
3.000%	TBA	900	907,682
3.000%	TBA	43,400	44,253,157
3.000%	12/01/37	355	361,840
3.000%	09/01/42	3,916	3,998,359
3.000%	09/01/42	8,227	8,398,628
3.000%	12/01/42	53	53,700
3.000%	12/01/42	59	60,127
3.000%	01/01/43	39	39,787
3.000%	01/01/43	52	52,992
3.000%	01/01/43	112	113,933
3.000%	01/01/43	169	171,695
3.000%	01/01/43	282	286,169
3.000%	01/01/43	696	705,594
3.000%	01/01/43	880	892,004
3.000%	02/01/43	113	115,011
3.000%	07/01/46	4,523	4,597,742
3.000%	11/01/46	8,008	8,108,881
3.000%	12/01/46	2,834	2,889,664

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/47	1,794	$1,824,146
3.000%	01/01/47	5,704	5,798,662
3.000%	02/01/47	6,511	6,638,959
3.000%	09/01/47	10,207	10,375,977
3.040%	06/01/29	1,000	1,044,246
3.070%	01/01/29	760	792,519
3.090%	05/01/29	1,700	1,782,542
3.160%	05/01/29	1,159	1,218,754
3.190%	05/01/29	599	631,424
3.240%	05/01/29	600	635,260
3.240%	05/01/29	2,100	2,219,535
3.260%	05/01/29	820	869,750
3.260%	05/01/29	1,148	1,216,241
3.300%	04/01/29	600	639,819
3.310%	05/01/31	500	530,230
3.350%	05/01/29	430	457,204
3.500%	TBA	61,700	63,686,290
3.500%	09/01/42	1,289	1,335,409
3.500%	12/01/42	582	604,385
3.500%	01/01/43	6,258	6,475,167
3.500%	03/01/43	4,047	4,201,944
3.500%	04/01/43	2,754	2,868,106
3.500%	04/01/43	2,818	2,950,878
3.500%	06/01/43	2,989	3,129,753
3.500%	06/01/43	3,024	3,178,033
3.500%	07/01/43	4,119	4,312,624
3.500%	02/01/45	576	597,871
3.500%	12/01/45	1,073	1,111,721
3.500%	12/01/45	7,089	7,311,677
3.500%	01/01/46	1,071	1,109,533
3.500%	01/01/46	1,071	1,115,029
3.500%	12/01/46	5,254	5,454,478
3.500%	01/01/47	22	22,893
3.500%	02/01/47	51	52,254
3.500%	03/01/47	53	55,023
3.500%	05/01/47	307	315,393
3.500%	05/01/47	977	1,005,782
3.500%	06/01/47	264	271,295
3.500%	07/01/47	734	755,933
3.500%	08/01/47	33	33,997
3.500%	09/01/47	66	67,531
3.500%	09/01/47	340	349,620
3.500%	11/01/47	4,045	4,193,385
3.500%	12/01/47	617	635,601
3.500%	12/01/47	3,280	3,375,118
3.500%	01/01/48	906	929,047
3.500%	01/01/48	1,267	1,304,471
3.500%	02/01/48	411	423,659
3.500%	02/01/48	1,502	1,545,758
3.500%	02/01/48	20,879	21,490,863
3.500%	03/01/48	41	42,363
3.500%	03/01/48	483	496,625
3.500%	04/01/48	372	382,486
3.500%	04/01/48	677	695,761
3.500%	06/01/48	12,565	12,901,547
3.500%	07/01/48	11,954	12,303,129
3.500%	12/01/48	1,360	1,392,289
3.500%	02/01/49	673	697,457

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/01/49	34,014	$34,926,155
3.500%	05/01/49	3,285	3,364,290
3.500%	05/01/49	4,071	4,184,469
3.500%	06/01/49	600	614,170
3.500%	06/01/49	2,198	2,250,721
3.500%	06/01/49	2,296	2,368,402
3.500%	06/01/49	26,988	27,629,207
3.500%	03/01/57	15,815	16,248,030
4.000%	TBA	1,600	1,653,656
4.000%	10/01/40	2,764	2,914,690
4.000%	01/01/42	3,721	3,924,151
4.000%	04/01/42	176	185,980
4.000%	07/01/42	2,423	2,555,380
4.000%	10/01/42	1,680	1,771,134
4.000%	11/01/42	2,956	3,116,721
4.000%	12/01/42	129	138,575
4.000%	12/01/42	225	240,592
4.000%	12/01/42	1,121	1,181,793
4.000%	04/01/43	208	221,049
4.000%	06/01/43	48	51,636
4.000%	06/01/43	58	61,757
4.000%	06/01/43	94	99,122
4.000%	06/01/43	96	101,765
4.000%	06/01/43	107	113,794
4.000%	06/01/43	152	161,464
4.000%	06/01/43	154	164,206
4.000%	06/01/43	184	196,243
4.000%	06/01/43	230	243,701
4.000%	06/01/43	231	246,675
4.000%	06/01/43	240	255,658
4.000%	06/01/43	258	273,504
4.000%	06/01/43	484	515,152
4.000%	06/01/43	600	632,755
4.000%	06/01/43	7,073	7,459,320
4.000%	07/01/43	58	61,037
4.000%	07/01/43	512	539,710
4.000%	07/01/43	735	782,542
4.000%	07/01/43	870	921,202
4.000%	01/01/45	1,688	1,785,980
4.000%	02/01/45	3,427	3,662,866
4.000%	04/01/47	6,056	6,342,667
4.000%	05/01/47	1,253	1,312,710
4.000%	08/01/47	11,471	11,954,321
4.000%	09/01/47	15,935	16,604,624
4.000%	11/01/48	17,578	18,238,258
4.000%	06/01/49	100	103,722
4.000%	02/01/56	11,565	12,152,760
4.000%	06/01/57	1,419	1,490,992
4.500%	TBA	20,300	21,212,509
4.500%	04/01/31	407	432,943
4.500%	05/01/31	1,305	1,388,994
4.500%	06/01/31	441	469,704
4.500%	11/01/31	562	598,789
4.500%	12/01/31	134	143,088
4.500%	12/01/31	651	693,101
4.500%	12/01/39	4	4,639
4.500%	09/01/41	527	565,445
4.500%	10/01/41	238	255,386

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/41	349	$369,097
4.500%	10/01/41	655	703,611
4.500%	09/01/42	82	88,177
4.500%	09/01/43	70	75,207
4.500%	09/01/43	113	121,183
4.500%	09/01/43	827	887,797
4.500%	10/01/43	6	6,260
4.500%	10/01/43	35	36,952
4.500%	10/01/43	95	100,606
4.500%	10/01/43	146	156,751
4.500%	10/01/43	599	640,655
4.500%	10/01/43	726	779,336
4.500%	11/01/43	116	122,387
4.500%	11/01/43	268	287,338
4.500%	11/01/43	531	569,482
4.500%	12/01/43	9	9,540
4.500%	12/01/43	410	439,288
4.500%	12/01/43	604	647,995
4.500%	01/01/44	325	346,120
4.500%	01/01/44	392	426,052
4.500%	01/01/44	395	429,282
4.500%	01/01/44	418	447,961
4.500%	01/01/44	2,516	2,731,293
4.500%	02/01/44	61	65,007
4.500%	02/01/44	160	170,145
4.500%	02/01/44	224	236,035
4.500%	02/01/44	239	254,398
4.500%	02/01/44	727	789,806
4.500%	02/01/44	1,420	1,541,989
4.500%	03/01/44	137	147,406
4.500%	03/01/44	372	396,534
4.500%	04/01/44	24	24,577
4.500%	04/01/44	25	26,577
4.500%	04/01/44	80	84,841
4.500%	04/01/44	320	342,882
4.500%	04/01/44	447	483,133
4.500%	04/01/44	658	714,206
4.500%	04/01/44	815	869,770
4.500%	04/01/44	992	1,082,006
4.500%	05/01/44	41	43,589
4.500%	05/01/44	152	161,713
4.500%	05/01/44	154	161,540
4.500%	05/01/44	1,204	1,280,611
4.500%	05/01/44	2,980	3,169,994
4.500%	06/01/44	133	141,726
4.500%	08/01/44	53	55,771
4.500%	10/01/44	4,486	4,825,237
4.500%	01/01/45	218	236,012
4.500%	07/01/48	4,263	4,521,430
4.500%	04/01/56	3,188	3,412,748
4.500%	09/01/57	4,849	5,190,044
5.000%	TBA	6,300	6,659,420
5.000%	07/01/33	183	198,212
5.000%	09/01/33	214	231,984
5.000%	10/01/35	620	673,557
5.000%	08/01/38	3,020	3,301,300
5.000%	01/01/39	14	15,110
5.000%	12/01/39	15	15,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	05/01/40	24	$25,992
5.000%	05/01/40	33	35,342
5.000%	06/01/40	102	110,527
5.000%	07/01/40	31	33,194
5.000%	11/01/40	967	1,049,295
5.000%	01/01/41	119	128,962
5.000%	02/01/41	45	48,076
5.000%	04/01/41	142	153,894
5.000%	05/01/41	189	205,301
5.000%	05/01/41	263	285,462
5.000%	05/01/41	297	322,983
5.000%	05/01/41	436	473,552
5.000%	05/01/41	1,385	1,504,671
5.000%	06/01/41	205	222,529
5.000%	11/01/46	6,074	6,484,119
5.000%	05/01/48	1,149	1,216,970
5.000%	10/01/48	8,781	9,296,417
5.000%	11/01/48	3,112	3,300,282
5.000%	11/01/48	11,085	11,755,873
5.500%	11/01/28	34	35,902
5.500%	09/01/36	715	793,693
5.500%	03/01/37	12	12,380
5.500%	04/01/37	5	5,329
5.500%	05/01/37	341	378,831
5.500%	03/01/38	17	19,073
5.500%	06/01/38	234	248,861
5.500%	08/01/38	441	485,945
5.500%	05/01/40	29	31,966
5.500%	09/01/56	4,961	5,368,404
6.000%	04/01/33	111	125,642
6.000%	02/01/34	19	21,716
6.000%	11/01/35	222	251,679
6.000%	08/01/37	23	26,603
6.000%	08/01/37	448	507,745
6.000%	09/01/37	87	98,773
6.500%	05/01/40	4,197	4,942,352
6.625%	11/15/30	13,100	18,728,649
7.000%	04/01/37	243	294,601
7.000%	02/01/39	531	631,874
7.000%	02/01/39	933	1,104,933
Government National Mortgage Assoc.
3.000%	TBA	28,200	28,817,977
3.000%	09/15/42	2,057	2,105,346
3.000%	09/15/42	3,055	3,126,910
3.000%	10/15/42	6,467	6,619,408
3.000%	11/15/42	3,968	4,062,093
3.000%	01/20/47	9,535	9,760,862
3.000%	03/20/47	10,164	10,410,125
3.000%	09/20/47	6,100	6,241,655
3.000%	11/20/47	16,281	16,658,635
3.000%	12/20/47	10,777	11,026,520
3.000%	02/20/48	37	37,681
3.500%	TBA	3,100	3,199,781
3.500%	TBA	97,300	100,511,660
3.500%	06/20/44	530	551,484
3.500%	03/20/45	469	486,709
3.500%	10/20/47	2,588	2,677,209
3.500%	10/20/47	3,327	3,441,490

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/20/47	525	$542,416
3.500%	06/15/48	1,252	1,298,231
4.000%	TBA	19,100	19,799,836
4.000%	04/20/39	13	13,935
4.000%	09/20/47	11,573	12,066,055
4.000%	11/20/47	4,908	5,115,605
4.000%	12/20/47	2,132	2,220,886
4.000%	04/20/48	887	922,295
4.000%	05/20/48	1,807	1,877,257
4.000%	09/20/48	159	164,884
4.000%	01/20/49	393	407,421
4.500%	TBA	6,060	6,316,544
4.500%	01/20/40	731	780,104
4.500%	05/20/40	932	993,636
4.500%	09/20/40	15	16,343
4.500%	01/20/41	156	166,295
4.500%	07/20/41	1,067	1,137,927
4.500%	09/20/48	1,009	1,042,651
4.500%	09/20/48	1,375	1,420,821
4.500%	12/20/48	30,642	31,946,607
4.500%	01/20/49	16,584	17,349,690
4.500%	03/20/49	7,535	7,879,352
5.000%	04/15/40	5,414	5,955,365
5.000%	05/15/40	278	305,383
5.000%	07/20/40	74	81,159
5.000%	07/20/40	703	772,555
5.000%	09/20/40	406	445,942
5.000%	11/20/40	299	328,480
5.000%	10/20/47	1,573	1,675,328
5.000%	12/20/48	7,410	7,749,577
5.000%	01/20/49	2,941	3,075,545
5.500%	06/15/36	586	657,942
6.000%	08/20/40	47	50,870
6.000%	01/20/41	27	30,711
6.000%	04/20/41	3	3,804
6.000%	06/20/41	108	117,722
6.000%	07/20/41	58	66,374
6.000%	12/20/41	32	36,325
6.000%	02/20/42	33	37,861
6.500%	10/20/37	510	604,843
Government National Mortgage Assoc., 1 Month LIBOR + 1.687%
4.187%(c)	11/20/60	2,819	2,915,914
Government National Mortgage Assoc., 1 Month LIBOR + 1.735%
4.230%(c)	07/20/60	2,742	2,866,632
Government National Mortgage Assoc., 1 Month LIBOR + 1.790%
4.285%(c)	09/20/60	3,181	3,327,699
Government National Mortgage Assoc., 1 Month LIBOR + 2.400%
4.895%(c)	04/20/60	3,991	4,192,947

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,228,503,930)			1,246,812,527

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds
2.500%	02/15/45	14,620	14,564,604
2.500%	02/15/46	6,356	6,322,730

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.750%	08/15/47	730	$761,880
2.875%	08/15/45	16,650	17,795,338
2.875%	05/15/49	36,540	39,200,569
3.000%	05/15/45	43,895	48,001,583
3.000%	02/15/48	63,800	69,893,398
3.000%	02/15/49	1,730	1,900,027
3.125%	11/15/41	6,580	7,364,459
3.750%	11/15/43	24,860	30,603,048
4.375%	05/15/41	6,649	8,878,493
U.S. Treasury Inflation Indexed Bonds, TIPS
0.750%	02/15/42	6,181	6,296,605
1.000%	02/15/46	8,753	9,170,543
1.000%	02/15/49	37,074	39,797,261
1.375%	02/15/44	16,673	19,201,895
2.125%	02/15/40	4,553	5,911,734
2.125%	02/15/41	2,724	3,560,456
U.S. Treasury Notes
1.750%	06/30/24	30,550	30,536,873
1.875%	06/30/26	14,760	14,765,189
2.125%	05/31/21	46,420	46,735,511
2.125%	05/15/22	540	546,075
2.500%	02/15/22	35,780	36,483,021
2.875%	09/30/23	630	659,064

TOTAL U.S. TREASURY OBLIGATIONS (cost $435,759,557)			458,950,356

		Shares

PREFERRED STOCK — 0.0%
Banks
Citigroup Capital XIII 8.953%		34,700	957,373

(cost $918,183)
TOTAL LONG-TERM INVESTMENTS (cost $4,263,526,947)			4,372,423,252

SHORT-TERM INVESTMENTS — 7.7%
AFFILIATED MUTUAL FUNDS — 6.3%
PGIM Core Ultra Short Bond Fund(w)		131,572,318	131,572,318
PGIM Institutional Money Market Fund (cost $139,605,731; includes $139,314,114 of cash collateral for securities on loan)(b)(w)		139,575,409	139,617,282

TOTAL AFFILIATED MUTUAL FUNDS (cost $271,178,049)			271,189,600

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.3%
Federal Home Loan Bank
2.385%	08/07/19	35,620	35,539,093
2.406%	07/03/19	3,790	3,789,537

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.
2.589%	10/09/19	18,560	$18,443,877

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $57,752,108)			57,772,507

OPTIONS PURCHASED*~ — 0.1% (cost $3,888,584)			5,354,810

TOTAL SHORT-TERM INVESTMENTS (cost $332,818,741)			334,316,917

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.7% (cost $4,596,345,688)			4,706,740,169

OPTIONS WRITTEN*~ — (0.2)% (premiums received $6,983,136)			(9,438,533)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.5% (cost $4,589,362,552)			4,697,301,636
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (8.5)%			(367,540,049)

NET ASSETS — 100.0%			$4,329,761,587

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,493,755 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $136,725,424; cash collateral of $139,314,114 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(n)	Rate shown is the effective yield at purchase date.

(p)	Interest rate not available as of June 30, 2019.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	07/26/19	178.00	1,900	EUR	1,900	$43,210
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$127.75	124		124	93,000
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$128.00	63		63	38,391
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$134.50	7,535		7,535	—
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$155.50	15		15	18,984
Australian Dollar Currency	Call	08/09/19	69.00	43		43	69,230
Canadian Dollar Futures	Call	07/05/19	75.00	69		69	107,640
Euro Futures	Call	07/05/19	1.13	46		5,750	142,025
Euro Futures	Call	07/05/19	1.13	109		13,625	204,375
Euro Futures	Call	07/05/19	1.14	55		6,875	45,375
2 Year U.S. Treasury Notes Futures	Put	07/26/19	$105.50	1,438		2,873	—
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$111.75	17,172		17,172	—
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$114.25	497		497	3,883
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$114.50	497		497	3,883
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$113.75	11		11	258
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$128.00	31		31	19,859
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$137.00	58		58	—
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$155.50	31		31	36,328

Total Exchange Traded (cost $1,106,130)							$826,441

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	BNP Paribas S.A	08/30/19	6.94	—	21,020	$122,905
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	08/22/19	4.05	—	60,310	3,373,633
Currency Option USD vs EUR	Put	Barclays Bank PLC	07/24/19	1.12	—	26,220	336,542
Currency Option USD vs EUR	Put	BNP Paribas S.A.	07/24/19	1.13	—	54,170	695,289

Total OTC Traded (cost $2,782,454)							$4,528,369

Total Options Purchased (cost $3,888,584)							$5,354,810

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	07/26/19	$118.00	178		178	$(86,219)
5 Year U.S. Treasury Notes Futures	Call	07/26/19	$118.25	193		193	(70,867)
5 Year U.S. Treasury Notes Futures	Call	07/26/19	$118.50	194		194	(51,531)
5 Year U.S. Treasury Notes Futures	Call	07/26/19	$118.75	229		229	(42,938)
5 Year U.S. Treasury Notes Futures	Call	08/23/19	$119.00	161		161	(41,508)
10 Year Euro-Bund Futures	Call	08/23/19	172.50	48	EUR	48	(68,226)
10 Year U.S. Treasury Notes Futures	Call	07/05/19	$128.25	31		31	(8,234)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$127.50	8		8	(7,125)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$128.50	47		47	(19,094)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$128.75	94		94	(30,844)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$129.00	374		374	(99,344)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$129.50	55		55	(8,594)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$126.00	155		155	(339,063)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$127.00	124		124	(176,313)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$127.50	126		126	(141,750)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$129.00	225		225	(108,984)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$131.00	156		156	(24,375)
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$154.00	93		93	(200,531)
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$155.00	31		31	(47,469)
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$156.00	199		199	(205,219)
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$158.00	31		31	(12,594)
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$153.00	46		46	(153,094)
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$156.00	94		94	(148,344)
Australian Dollar Currency	Call	07/05/19	70.00	21		21	(11,340)
Canadian Dollar Futures	Call	07/05/19	75.50	80		80	(86,400)
Canadian Dollar Futures	Call	09/06/19	76.00	21		21	(21,840)
Euro Futures	Call	08/09/19	1.15	42		5,250	(34,650)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$117.00	386		386	(24,125)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$117.25	484		484	(45,375)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$117.50	193		193	(28,649)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$117.75	97		97	(21,977)
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$116.00	258		258	(14,110)
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$117.25	514		514	(104,406)
10 Year Euro-Bund Futures	Put	08/23/19	170.00	119	EUR	119	(39,241)
10 Year Euro-Bund Futures	Put	08/23/19	170.50	119	EUR	119	(51,420)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$125.00	62		62	(1,938)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	233		233	(18,203)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.50	201		201	(28,266)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$127.00	264		264	(66,000)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$127.25	62		62	(20,344)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$127.50	11		11	(4,641)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$123.50	134		134	(8,375)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$124.00	23		23	(1,438)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$125.00	179		179	(19,578)

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$125.50	70	70	$(9,844)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$126.00	219	219	(47,906)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$126.50	1,678	1,678	(524,375)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$127.00	1,663	1,663	(753,547)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$127.50	94	94	(61,688)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$150.00	31	31	(2,422)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$152.00	63	63	(11,813)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$153.00	62	62	(20,344)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$154.00	78	78	(43,875)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$155.00	47	47	(44,063)
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$151.00	47	47	(16,891)
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$153.00	47	47	(34,516)

Total Exchange Traded (premiums received $4,798,786)						$(4,315,860)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	BNP Paribas S.A.	08/30/19	7.13	—	42,040	$(78,319)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	08/22/19	3.88	—	120,620	(2,840,416)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/28/19	3.95	—	59,600	(2,203,938)

Total OTC Traded (premiums received $2,184,350)							$(5,122,673)

Total Options Written (premiums received $6,983,136)							$(9,438,533)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,362	90 Day Euro	Dec. 2019	$579,221,450	$4,407,850
56	90 Day Euro	Mar. 2020	13,760,600	83,300
1,452	90 Day Euro	Jun. 2020	357,119,400	2,104,325
610	90 Day Euro	Mar. 2021	150,166,750	1,313,350
1,836	2 Year U.S. Treasury Notes	Sep. 2019	395,069,907	2,104,923
40	5 Year Euro-Bobl	Sep. 2019	6,114,870	25,471
18,171	5 Year U.S. Treasury Notes	Sep. 2019	2,147,017,219	30,265,652
4,330	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	768,845,625	29,579,557
349	Australian Dollar Currency	Sep. 2019	24,555,640	212,440
331	British Pound Currency	Sep. 2019	26,374,494	(57,725)
1,127	Canadian Dollar Currency	Sep. 2019	86,277,485	1,272,309
999	Euro Currency	Sep. 2019	142,938,169	485,919
614	Euro-BTP Italian Government Bond	Sep. 2019	93,765,507	3,691,380
1,902	Mexican Peso	Sep. 2019	48,938,460	492,543
304	Russian Ruble Currency	Sep. 2019	11,901,600	165,500
44	Swiss Franc Currency	Sep. 2019	5,677,100	86,075

				76,232,869

Short Positions:
692	30 Day Federal Funds	Jul. 2019	281,536,771	21
307	30 Day Federal Funds	Aug. 2019	125,310,795	(54,692)
853	30 Day Federal Funds	Jan. 2020	349,562,483	(1,547,374)
154	90 Day Euro	Sep. 2019	37,641,450	(27,912)
1,155	90 Day Euro	Jun. 2021	284,245,500	(1,185,925)
44	10 Year Australian Treasury Bonds	Sep. 2019	34,973,789	(32,785)

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2,994	10 Year Euro-Bund	Sep. 2019	$588,089,512	$(7,535,131)
71	10 Year Japanese Bond	Sep. 2019	101,315,680	(210,731)
237	10 Year U.K. Gilt	Sep. 2019	39,217,581	(444,687)
9,173	10 Year U.S. Treasury Notes	Sep. 2019	1,173,857,344	(20,343,960)
149	10 Year U.S. Ultra Treasury Notes	Sep. 2019	20,580,625	(328,297)
881	20 Year U.S. Treasury Bonds	Sep. 2019	137,078,094	(3,119,375)
88	30 Year Euro Buxl	Sep. 2019	20,303,151	(613,898)
14	Euro-OAT	Sep. 2019	2,624,632	(39,878)
32	Japanese Yen Currency	Sep. 2019	3,732,400	(14,800)

				(35,499,424)

				$40,733,445

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	ARS	154,030	$3,132,920	$3,177,692	$44,772	$—
Brazilian Real,
Expiring 07/05/19	Citibank, N.A.	BRL	45,500	11,781,460	11,841,233	59,773	—
Expiring 07/17/19	Barclays Bank PLC	BRL	136,950	34,713,949	35,600,232	886,283	—
Expiring 07/17/19	Citibank, N.A.	BRL	221,260	56,715,882	57,516,666	800,784	—
Expiring 07/17/19	Citibank, N.A.	BRL	85,057	21,796,100	22,110,643	314,543	—
Expiring 07/17/19	Citibank, N.A.	BRL	1,100	281,878	285,946	4,068	—
Expiring 07/17/19	Goldman Sachs Bank USA	BRL	75,750	18,890,274	19,691,256	800,982	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	BRL	43,610	11,175,890	11,336,445	160,555	—
Expiring 08/30/19	Citibank, N.A.	BRL	90,330	22,290,000	23,381,321	1,091,321	—
Canadian Dollar,
Expiring 07/17/19	Barclays Bank PLC	CAD	69,221	52,118,678	52,883,093	764,415	—
Chinese Renminbi,
Expiring 07/17/19	Barclays Bank PLC	CNH	284,476	41,405,422	41,403,072	—	(2,350)
Expiring 07/17/19	Barclays Bank PLC	CNH	126,408	18,358,101	18,397,671	39,570	—
Expiring 09/03/19	BNP Paribas S.A.	CNH	21,549	3,107,304	3,135,279	27,975	—
Euro,
Expiring 07/17/19	Citibank, N.A.	EUR	3,900	4,418,708	4,441,888	23,180	—
Expiring 07/17/19	Goldman Sachs Bank USA	EUR	4,750	5,341,708	5,409,993	68,285	—
Indian Rupee,
Expiring 07/17/19	Barclays Bank PLC	INR	2,848,371	40,395,550	41,165,149	769,599	—
Expiring 10/17/19	Barclays Bank PLC	INR	2,848,371	40,526,016	40,680,070	154,054	—
Indonesian Rupiah,
Expiring 07/17/19	Citibank, N.A.	IDR	936,403,140	64,794,017	66,138,494	1,344,477	—
Expiring 10/17/19	Barclays Bank PLC	IDR	936,403,140	65,204,592	65,448,411	243,819	—
Japanese Yen,
Expiring 07/17/19	Citibank, N.A.	JPY	97,381	879,843	904,595	24,752	—
Mexican Peso,
Expiring 07/17/19	Citibank, N.A.	MXN	79,226	4,118,182	4,114,508	—	(3,674)
Philippine Peso,
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	PHP	1,571,062	30,648,888	30,640,171	—	(8,717)
Russian Ruble,
Expiring 07/17/19	Barclays Bank PLC	RUB	363,460	5,468,483	5,731,579	263,096	—
Expiring 07/17/19	Citibank, N.A.	RUB	298,183	4,517,573	4,702,192	184,619	—
South African Rand,
Expiring 07/17/19	Goldman Sachs Bank USA	ZAR	92,330	6,445,465	6,539,329	93,864	—

				$568,526,883	$576,676,928	8,164,786	(14,741)

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/17/19	Barclays Bank PLC	AUD	27	$18,721	$18,969	$—	$(248)
Expiring 07/17/19	Barclays Bank PLC	AUD	17	11,776	11,943	—	(167)
Expiring 07/17/19	Barclays Bank PLC	AUD	13	9,095	9,133	—	(38)
Expiring 07/17/19	Barclays Bank PLC	AUD	7	4,821	4,919	—	(98)
Expiring 07/17/19	Citibank, N.A.	AUD	17,301	12,329,401	12,154,295	175,106	—
Expiring 07/17/19	Citibank, N.A.	AUD	5,000	3,488,165	3,512,670	—	(24,505)
Expiring 07/17/19	Citibank, N.A.	AUD	30	20,819	21,077	—	(258)
Expiring 07/17/19	Citibank, N.A.	AUD	30	20,763	21,077	—	(314)
Expiring 07/17/19	Citibank, N.A.	AUD	23	16,010	16,159	—	(149)
Expiring 07/17/19	Citibank, N.A.	AUD	15	10,350	10,539	—	(189)
Expiring 07/17/19	Citibank, N.A.	AUD	15	10,309	10,539	—	(230)
Expiring 07/17/19	Citibank, N.A.	AUD	3	2,096	2,111	—	(15)
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	AUD	13	8,933	9,133	—	(200)
Brazilian Real,
Expiring 07/05/19	Citibank, N.A.	BRL	45,500	11,484,969	11,841,234	—	(356,265)
Expiring 07/17/19	Barclays Bank PLC	BRL	78,682	20,555,642	20,453,395	102,247	—
Expiring 07/17/19	Citibank, N.A.	BRL	45,500	11,770,793	11,827,752	—	(56,959)
Expiring 08/26/19	Goldman Sachs Bank USA	BRL	5,420	1,340,000	1,403,577	—	(63,577)
British Pound,
Expiring 07/17/19	Barclays Bank PLC	GBP	2,919	3,837,600	3,710,825	126,775	—
Chinese Renminbi,
Expiring 07/17/19	Barclays Bank PLC	CNH	284,476	42,309,435	41,403,071	906,364	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	CNH	126,408	18,758,292	18,397,672	360,620	—
Expiring 09/03/19	Citibank, N.A.	CNH	21,549	3,107,842	3,135,279	—	(27,437)
Expiring 10/17/19	Barclays Bank PLC	CNH	284,476	41,290,034	41,366,114	—	(76,080)
Expiring 10/17/19	Barclays Bank PLC	CNH	126,408	18,345,312	18,381,249	—	(35,937)
Colombian Peso,
Expiring 07/17/19	Citibank, N.A.	COP	1,797,410	568,351	558,478	9,873	—
Euro,
Expiring 07/17/19	Barclays Bank PLC	EUR	146,004	165,635,365	166,290,657	—	(655,292)
Expiring 07/17/19	Citibank, N.A.	EUR	4,700	5,302,074	5,353,045	—	(50,971)
Expiring 07/17/19	Citibank, N.A.	EUR	4,100	4,601,245	4,669,678	—	(68,433)
Expiring 07/17/19	Citibank, N.A.	EUR	4,100	4,667,573	4,669,677	—	(2,104)
Expiring 07/17/19	Citibank, N.A.	EUR	4,000	4,493,224	4,555,783	—	(62,559)
Expiring 07/26/19	Barclays Bank PLC	EUR	12,170	13,685,530	13,871,633	—	(186,103)
Expiring 07/26/19	BNP Paribas S.A.	EUR	24,270	27,370,978	27,663,479	—	(292,501)
Indian Rupee,
Expiring 07/17/19	Barclays Bank PLC	INR	2,848,371	41,021,531	41,165,149	—	(143,618)
Indonesian Rupiah,
Expiring 07/17/19	Barclays Bank PLC	IDR	936,403,140	66,004,310	66,138,495	—	(134,185)
Mexican Peso,
Expiring 07/17/19	Citibank, N.A.	MXN	440,060	22,666,324	22,853,988	—	(187,664)
Expiring 07/17/19	Citibank, N.A.	MXN	359,161	18,418,972	18,652,587	—	(233,615)
Expiring 07/17/19	Citibank, N.A.	MXN	356,040	18,713,143	18,490,515	222,628	—
Philippine Peso,
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	PHP	1,571,062	29,470,306	30,640,172	—	(1,169,866)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	PHP	1,571,062	30,506,058	30,501,320	4,738	—
Russian Ruble,
Expiring 07/17/19	Goldman Sachs Bank USA	RUB	356,043	5,512,697	5,614,618	—	(101,921)
Expiring 07/17/19	Goldman Sachs Bank USA	RUB	264,624	4,182,019	4,172,979	9,040	—
Expiring 07/17/19	Goldman Sachs Bank USA	RUB	164,641	2,607,746	2,596,310	11,436	—
Expiring 07/17/19	Goldman Sachs Bank USA	RUB	122,732	1,941,491	1,935,426	6,065	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	RUB	740,473	11,727,666	11,676,885	50,781	—
Swiss Franc,
Expiring 07/17/19	Goldman Sachs Bank USA	CHF	5,500	5,422,887	5,644,491	—	(221,604)

				$673,270,668	$675,438,097	1,985,673	(4,153,102)

						$10,150,459	$(4,167,843)

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.32	06/20/24	5.000%(Q)	17,265	3.252%	$822,781	$1,326,582	$503,801
CDX.NA.IG.32	06/20/24	1.000%(Q)	327,609	0.546%	5,252,795	7,106,884	1,854,089
CDX.NA.IG.32	06/20/29	1.000%(Q)	17,470	1.032%	(201,466)	(41,718)	159,748

					$5,874,110	$8,391,748	$2,517,638

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
EUR	3,997	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	$(4,320)	$(996,498)	$(992,178)
GBP	42,084	10/26/21	1.271%(S)	6 Month GBP LIBOR(1)(S)	20,610	(462,050)	(482,660)
GBP	201,629	10/30/21	1.385%(A)	3 Month GBP LIBOR(1)(A)	(71,841)	(1,591,570)	(1,519,729)
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	—	(1,375,999)	(1,375,999)
MXN	2,451,520	04/05/21	7.351%(M)	28 Day Mexican Interbank Rate(2)(M)	(23,534)	(592,150)	(568,616)
MXN	1,393,800	04/06/22	7.330%(M)	28 Day Mexican Interbank Rate(2)(M)	(53,343)	(83,666)	(30,323)
	28,720	09/28/19	1.705%(S)	3 Month LIBOR(2)(Q)	—	70,842	70,842
	72,840	10/17/19	1.138%(S)	3 Month LIBOR(2)(Q)	—	(493,474)	(493,474)
	76,600	06/14/20	1.671%(S)	3 Month LIBOR(2)(Q)	(22,076)	(297,694)	(275,618)
	231,760	04/26/22	2.250%(S)	3 Month LIBOR(2)(Q)	53,594	1,467,203	1,413,609
	145,970	06/15/22	1.850%(S)	3 Month LIBOR(2)(Q)	(35,440)	435,293	470,733
	236,105	04/26/23	2.300%(S)	3 Month LIBOR(1)(Q)	15,932	(1,351,464)	(1,367,396)
	105,028	12/31/25	2.250%(S)	3 Month LIBOR(1)(Q)	542,104	(2,875,834)	(3,417,938)
	229,337	01/31/26	2.500%(S)	3 Month LIBOR(1)(Q)	(3,083,488)	(9,882,668)	(6,799,180)
	146,224	04/30/26	1.550%(A)	1 Day USOIS(1)(A)	179,639	14,725	(164,914)
	31,529	04/30/26	1.850%(S)	3 Month LIBOR(1)(Q)	50,575	(107,337)	(157,912)
	72,705	02/15/36	3.000%(S)	3 Month LIBOR(2)(Q)	42,080	9,403,402	9,361,322
	56,259	02/15/44	3.330%(S)	3 Month LIBOR(1)(Q)	(2,526)	(13,042,979)	(13,040,453)
	40,700	05/15/44	2.875%(S)	3 Month LIBOR(1)(Q)	181,337	(5,466,980)	(5,648,317)
	53,872	05/15/44	3.000%(S)	3 Month LIBOR(1)(Q)	41,987	(8,582,989)	(8,624,976)
	56,304	08/15/44	2.750%(S)	3 Month LIBOR(1)(Q)	(796,782)	(6,189,942)	(5,393,160)

					$(2,965,492)	$(42,001,829)	$(39,036,337)

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements:
BRL	229,875	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	$1,939,256	$—	$1,939,256	Citibank, N.A.
BRL	79,700	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	672,360	72,679	599,681	Citibank, N.A.
BRL	52,000	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	456,977	29,381	427,596	Citibank, N.A.
BRL	46,800	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	394,811	11,101	383,710	Citibank, N.A.
BRL	24,375	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	214,208	25,104	189,104	Citibank, N.A.

					$3,677,612	$138,265	$3,539,347

(1)	The Portfolio pays the fixed rate and receives the floating rate. (2) The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$138,265	$—	$3,539,347	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$50,720,512	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$16,803,175	$—
Collateralized Loan Obligations.	—	49,032,909	—
Home Equity Loans	—	16,297,710	—
Manufactured Housing	—	727,962	—
Other	—	8,632,047	—
Residential Mortgage-Backed Securities	—	37,219,235	—
Small Business Loan	—	7,196,839	—
Student Loans	—	20,608,138	—
Bank Loans	—	137,977,120	2,493,755
Commercial Mortgage-Backed Securities	—	161,107,448	—
Corporate Bonds	—	1,541,569,127	—
Municipal Bond	—	1,188,165	—
Residential Mortgage-Backed Securities	—	347,907,753	—
Sovereign Bonds	—	316,941,613	—
U.S. Government Agency Obligations	—	1,304,585,034	—
U.S. Treasury Obligations	—	458,950,356	—
Preferred Stock	957,373	—	—
Affiliated Mutual Funds	271,189,600	—	—
Options Purchased	826,441	4,528,369	—
Options Written	(4,315,860)	(5,122,673)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$40,733,445	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	5,982,616	—
Centrally Cleared Credit Default Swap Agreements	—	2,517,638	—
Centrally Cleared Interest Rate Swap Agreements	—	(39,036,337)	—
OTC Interest Rate Swap Agreements	—	3,677,612	—

Total	$309,390,999	$4,399,291,856	$2,493,755

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Government Agency Obligations	30.1%
Banks	12.2
U.S. Treasury Obligations	10.6
Residential Mortgage-Backed Securities	8.9
Sovereign Bonds	7.3
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	6.3
Commercial Mortgage-Backed Securities	3.7
Oil & Gas	3.4
Media	2.2
Pharmaceuticals	2.2
Telecommunications	1.7
Pipelines	1.3
Healthcare-Services	1.1
Collateralized Loan Obligations	1.1
Mining	1.1
Agriculture	1.0
Diversified Financial Services	1.0
Beverages	0.9
Electric	0.9
Software	0.9
Insurance	0.7
Aerospace & Defense	0.7
Internet	0.6
Computers	0.5
Transportation	0.5
Miscellaneous Manufacturing	0.5
Foods	0.5
Commercial Services	0.5
Student Loans	0.5
Retail	0.5
Healthcare-Products	0.5
Lodging	0.4
Automobiles	0.4
Home Equity Loans	0.4
Biotechnology	0.3

Oil & Gas Services	0.3%
Chemicals	0.3
Real Estate Investment Trusts (REITs)	0.3
Auto Manufacturers	0.2
Other	0.2
Packaging & Containers	0.2
Small Business Loan	0.2
Trucking & Leasing	0.2
Auto Parts & Equipment	0.1
Entertainment	0.1
Iron/Steel	0.1
Options Purchased	0.1
Environmental Control	0.1
Machinery-Diversified	0.1
Leisure Time	0.1
Investment Companies	0.1
Home Builders	0.1
Gas	0.1
Semiconductors	0.1
Housewares	0.1
Forest Products & Paper	0.1
Holding Companies-Diversified	0.1
Food Service	0.0	*
Airlines	0.0	*
Municipal Bond	0.0	*
Household Products/Wares	0.0	*
Apparel	0.0	*
Manufactured Housing	0.0	*
Machinery-Construction & Mining	0.0	*

	108.7
Options Written	(0.2)
Liabilities in excess of other assets	(8.5)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,517,638	*	—	$—
Foreign exchange contracts	Due from/to broker-variation margin futures	2,714,786	*	Due from/to broker-variation margin futures	72,525	*
Foreign exchange contracts	Unaffiliated investments	5,097,014		Options written outstanding, at value	5,276,903
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,150,459		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,167,843
Interest rate contracts	Due from/to broker-variation margin futures	73,575,829	*	Due from/to broker-variation margin futures	35,484,645	*
Interest rate contracts	Due from/to broker-variation margin swaps	11,316,506	*	Due from/to broker-variation margin swaps	50,352,843	*
Interest rate contracts	Premiums paid for OTC swap agreements	138,265		—	—
Interest rate contracts	Unaffiliated investments	257,796		Options written outstanding, at value	4,161,630
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,539,347		—	—

		$109,307,640			$99,516,389

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(227,399)	$235,321	$—	$—	$7,562,082
Foreign exchange contracts	(3,448,374)	964,377	1,527,416	6,179,965	—
Interest rate contracts	(5,368,415)	9,321,179	12,985,113	—	645,452

Total	$(9,044,188)	$10,520,877	$14,512,529	$6,179,965	$8,207,534

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(9,498)	$(30,943)	$—	$—	$6,661,740
Foreign exchange contracts	1,468,809	(3,076,847)	1,993,535	5,197,194	—
Interest rate contracts	(492,569)	2,620,426	13,687,554	—	(32,255,398)

Total	$966,742	$(487,364)	$15,681,089	$5,197,194	$(25,593,658)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$3,546,119	$156,097,274	$5,378,772,607	$2,809,744,056	$505,757,463

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)
$597,901,020	$2,076,063,052	$7,746,667	$490,965,878

(1) Cost.

(2) Notional Amount in USD.

(3) Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan.	$136,725,424	$(136,725,424)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$4,592,764	$(1,234,116)	$3,358,648	$(3,255,905)	$102,743
BNP Paribas S.A.	846,169	(370,820)	475,349	(475,349)	—
Citibank, N.A.	7,932,736	(3,279,279)	4,653,457	(4,068,172)	585,285
Goldman Sachs Bank USA	4,363,305	(3,227,518)	1,135,787	(1,125,236)	10,551
JPMorgan Chase Bank, N.A.	621,466	(1,178,783)	(557,317)	557,317	—

	$18,356,440	$(9,290,516)	$9,065,924	$(8,367,345)	$698,579

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $136,725,424:
Unaffiliated investments (cost $4,325,167,639)	$4,435,550,569
Affiliated investments (cost $271,178,049)	271,189,600
Cash	448,140
Foreign currency, at value (cost $51,098,299)	51,067,065
Cash segregated for counterparty—OTC	980,000
Deposit with broker for centrally cleared/exchange-traded derivatives	50,720,512
Receivable for investments sold	40,447,683
Dividends and interest receivable	31,539,210
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,150,459
Unrealized appreciation on OTC swap agreements	3,539,347
Tax reclaim receivable	622,266
Due from broker-variation margin swaps	366,779
Receivable for Portfolio shares sold	223,105
Premiums paid for OTC swap agreements	138,265
Prepaid expenses and other assets	30,904

Total Assets	4,897,013,904

LIABILITIES
Payable for investments purchased	411,125,830
Payable to broker for collateral for securities on loan	139,314,114
Options written outstanding, at value (proceeds received $6,983,136)	9,438,533
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,167,843
Due to broker-variation margin futures	1,084,949
Management fee payable.	695,546
Payable to affiliate	622,266
Accrued expenses and other liabilities	498,166
Distribution fee payable	177,589
Payable for Portfolio shares repurchased	127,112
Affiliated transfer agent fee payable	369

Total Liabilities	567,252,317

NET ASSETS	$4,329,761,587

Net assets were comprised of:
Partners Equity	$4,329,761,587

Net asset value and redemption price per share, $4,329,761,587 / 319,817,341 outstanding shares of beneficial interest	$13.54

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$77,586,438
Affiliated dividend income	2,678,160
Unaffiliated dividend income	645,086
Income from securities lending, net (including affiliated income of $144,020)	144,702

Total income	81,054,386

EXPENSES
Management fee.	10,139,890
Distribution fee	5,026,326
Custodian and accounting fees	234,269
Audit fee.	25,291
Trustees’ fees	23,173
Shareholders’ reports	12,283
Legal fees and expenses.	11,983
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,907
Miscellaneous	42,149

Total expenses	15,519,271
Less: Fee waiver and/or expense reimbursement .	(641,348)

Net expenses	14,877,923

NET INVESTMENT INCOME (LOSS)	66,176,463

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $18,368)	(3,534,901)
Futures transactions.	14,512,529
Forward currency contract transactions	6,179,965
Options written transactions	10,520,877
Swap agreements transactions	8,207,534
Foreign currency transactions	(443,455)

35,442,549

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $15,413)	223,439,375
Futures	15,681,089
Forward currency contracts.	5,197,194
Options written	(487,364)
Swap agreements.	(25,593,658)
Foreign currencies	(807,950)

217,428,686

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	252,871,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$319,047,698

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$66,176,463	$110,180,198
Net realized gain (loss) on investment and foreign currency transactions	35,442,549	(69,436,708)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	217,428,686	(105,984,170)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	319,047,698	(65,240,680)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [35,058,141 and 21,994,571 shares, respectively]	453,456,511	275,119,426
Net asset value of shares issued in merger [0 and 103,989,612 shares, respectively]	—	1,289,479,077
Portfolio shares repurchased [16,407,596 and 64,507,267 shares, respectively]	(212,377,360)	(800,752,072)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	241,079,151	763,846,431

CAPITAL CONTRIBUTIONS	3,173	228,948

TOTAL INCREASE (DECREASE)	560,130,022	698,834,699
NET ASSETS:
Beginning of period	3,769,631,565	3,070,796,866

End of period.	$4,329,761,587	$3,769,631,565

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 96.3%

CORPORATE BONDS — 34.8%
Argentina — 0.4%
Pampa Energia SA,
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27	(a)		330	$306,240
YPF SA,
Sr. Unsec’d. Notes, MTN
16.500%	05/09/22		AR	S 1,310	18,744

					324,984

Brazil — 4.1%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/10/28			240	242,760
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—	(rr)		510	518,160
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25	(a)		444	471,084
6.850%	06/05/15	(a)		1,170	1,211,430
7.375%	01/17/27			340	388,960
Suzano Austria GmbH,
Gtd. Notes, 144A
5.750%	07/14/26			200	218,500
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36			289	347,161

					3,398,055

Chile — 1.1%
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47			370	408,299
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28			470	513,475

					921,774

China — 4.5%
China Aoyuan Group Ltd.,
Sr. Sec’d. Notes
6.350%	01/11/20			430	431,935
China Overseas Finance Cayman V Ltd.,
Gtd. Notes
3.950%	11/15/22			200	206,643
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27			950	976,244
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes
4.500%	10/03/23	(a)		290	309,856
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
7.250%	04/04/21			500	507,589
CRCC Yuxiang Ltd.,
Gtd. Notes
3.500%	05/16/23			300	307,134

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
China (continued)
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
4.000%	09/13/47	290	$299,814
Three Gorges Finance I Cayman Islands Ltd.,
Gtd. Notes, 144A
3.150%	06/02/26	680	684,168

			3,723,383

Colombia — 1.8%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25	380	399,479
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	09/18/23	220	243,276
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	200	202,500
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29	200	214,500
Transportadora de Gas Internacional SA ESP,
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	390	438,165

			1,497,920

Indonesia — 3.6%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48	710	872,345
Pelabuhan Indonesia II PT,
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25	280	290,150
Pelabuhan Indonesia III Persero PT,
Sr. Unsec’d. Notes
4.875%	10/01/24	260	278,070
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.000%	05/03/42	888	1,019,250
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A, MTN
5.250%	10/24/42	240	253,200
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	230	242,650

			2,955,665

Kazakhstan — 2.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
6.375%	10/24/48	490	583,835
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	680	769,114
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	360	366,538

			1,719,487

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Kuwait — 0.3%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26		200	$209,242

Malaysia — 0.3%
Gohl Capital Ltd.,
Gtd. Notes
4.250%	01/24/27		260	267,638

Mexico — 5.1%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	—	(rr)	750	766,875
Banco Nacional de Comercio Exterior SNC,
Sub. Notes, 144A
3.800%(ff)	08/11/26		500	503,880
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33		200	192,450
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		230	237,592
Mexichem SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44		540	564,300
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		254	253,365
4.875%	01/18/24	(a)	1,170	1,143,617
5.500%	06/27/44		763	610,972

				4,273,051

Morocco — 0.6%
OCP SA,
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		510	522,081

Panama — 0.3%
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		233	254,786

Peru — 2.4%
Banco BBVA Peru SA,
Sub. Notes, 144A
5.250%(ff)	09/22/29		80	85,701
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes,144A
3.500%	01/31/23		520	528,450
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27		200	206,000
Petroleos del Peru SA,
Sr. Unsec’d. Notes
5.625%	06/19/47		300	341,250
Sr. Unsec’d. Notes,144A
4.750%	06/19/32		280	306,264

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Peru (continued)
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35		150	$196,500
Transportadora de Gas del Peru SA,
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28		320	334,144

				1,998,309

Qatar — 0.4%
ABQ Finance Ltd.,
Gtd. Notes, EMTN
3.500%	02/22/22		300	301,500

Russia — 3.1%
Lukoil International Finance BV,
Gtd. Notes
6.656%	06/07/22		746	815,676
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes
8.500%	10/16/23		1,610	1,745,079

				2,560,755

Singapore — 0.3%
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		280	288,768

South Africa — 0.7%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		500	541,022

Turkey — 1.8%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21		1,100	1,063,920
5.125%	05/03/22		200	187,198
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25		260	261,509

				1,512,627

United Arab Emirates — 1.6%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30		410	450,488
DAE Funding LLC,
Gtd. Notes, 144A
5.000%	08/01/24		670	697,637
DP World PLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		200	221,425

				1,369,550

Venezuela — 0.3%
Petroleos de Venezuela SA,
Gtd. Notes
6.000%	05/16/24	(d)	850	127,500

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Venezuela (continued)
9.000%	11/17/21	(d)		610	$140,300

					267,800

TOTAL CORPORATE BONDS (cost $27,804,227)					28,908,397

SOVEREIGN BONDS — 61.5%
Angola — 1.0%
Angolan Government International Bond, Sr. Unsec’d. Notes, 144A
9.375%	05/08/48			525	578,182
9.500%	11/12/25			200	229,142

					807,324

Argentina — 3.6%
Argentina Bonar Bonds, Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
50.100%(c)	04/03/22		ARS	500	10,145
Argentina POM Politica Monetaria, Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
61.815%(c)	06/21/20		ARS	12,850	294,943
Argentine Republic Government International Bond, Sr. Unsec’d. Notes
7.125%	07/06/36			360	278,284
7.125%	06/28/49			1,040	777,410
Bonos de la Nacion Argentina con Ajuste por CER, Bonds
4.000%	03/06/20		ARS	4,148	143,495
City of Buenos Aires Argentina, Sr. Unsec’d. Notes, 144A
7.500%	06/01/27			630	590,631
Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A
9.125%	03/16/24			870	726,459
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A
7.450%	09/01/24			250	196,253

					3,017,620

Armenia — 0.5%
Republic of Armenia International Bond, Sr. Unsec’d. Notes
6.000%	09/30/20			430	442,178

Bahrain — 0.3%
Bahrain Government International Bond, Sr. Unsec’d. Notes
6.750%	09/20/29			200	211,206

Brazil — 1.4%
Brazil Notas do Tesouro Nacional, Notes, Series F
10.000%	01/01/25		BRL	1,170	342,344
Brazilian Government International Bond, Sr. Unsec’d. Notes
4.625%	01/13/28	(a)		790	828,710

					1,171,054

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
China — 2.4%
Avi Funding Co. Ltd., Sr. Unsec’d. Notes, 144A, MTN
2.850%	09/16/20	320	$321,275
Sr. Unsec’d. Notes, MTN
3.800%	09/16/25	1,570	1,639,312

			1,960,587

Colombia — 2.0%
Colombia Government International Bond, Sr. Unsec’d. Notes
5.000%	06/15/45	1,190	1,313,165
5.200%	05/15/49	270	306,115

			1,619,280

Costa Rica — 0.6%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A
7.000%	04/04/44	540	535,955

Dominican Republic — 1.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes, 144A
5.500%	01/27/25	520	552,505
6.850%	01/27/45	430	470,317

			1,022,822

Ecuador — 2.3%
Ecuador Government International Bond, Sr. Unsec’d. Notes
9.650%	12/13/26	500	541,255
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28	200	197,752
9.650%	12/13/26	200	216,502
10.750%	01/31/29	865	975,296

			1,930,805

Egypt — 2.1%
Egypt Government International Bond, Sr. Unsec’d. Notes
7.903%	02/21/48	400	404,971
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40	520	496,028
8.700%	03/01/49	510	548,250
Sr. Unsec’d. Notes, 144A, MTN
7.500%	01/31/27	260	277,131

			1,726,380

El Salvador — 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	190	189,527

Ethiopia — 0.3%
Ethiopia International Bond, Sr. Unsec’d. Notes
6.625%	12/11/24	200	208,420

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ghana — 1.5%
Ghana Government International Bond, Sr. Unsec’d. Notes, 144A
7.625%	05/16/29			630	$640,125
7.875%	03/26/27			380	399,798
8.950%	03/26/51			200	207,041

					1,246,964

Hungary — 0.7%
Hungary Government International Bond, Sr. Unsec’d. Notes
5.750%	11/22/23			488	552,962

Indonesia — 6.6%
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45			2,250	2,534,994
5.875%	01/15/24			1,200	1,345,016
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42			411	468,160
Indonesia Treasury Bond, Sr. Unsec’d. Notes
5.625%	05/15/23		IDR	1,700,000	114,919
7.000%	05/15/22		IDR	240,000	16,929
8.250%	05/15/36		IDR	9,841,000	732,540
8.375%	03/15/34		IDR	3,629,000	272,287

					5,484,845

Ivory Coast — 0.3%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes, 144A
6.125%	06/15/33			310	288,660

Jamaica — 0.5%
Jamaica Government International Bond, Sr. Unsec’d. Notes
6.750%	04/28/28			390	442,654

Jordan — 0.5%
Jordan Government International Bond, Sr. Unsec’d. Notes, 144A
5.750%	01/31/27	(a)		420	424,859

Kazakhstan — 1.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, MTN
3.875%	10/14/24			1,110	1,176,200

Kenya — 1.3%
Kenya Government International Bond, Sr. Unsec’d. Notes, 144A
7.250%	02/28/28			690	714,470
8.000%	05/22/32			340	359,249

					1,073,719

Kuwait — 0.6%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A
3.500%	03/20/27			480	510,936

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Lebanon — 0.4%
Lebanon Government International Bond, Sr. Unsec’d. Notes, GMTN
6.250%	11/04/24		415	$332,274

Mexico — 2.3%
Mexico Government International Bond, Sr. Unsec’d. Notes
4.600%	01/23/46		1,907	1,949,927

Nigeria — 1.4%
Nigeria Government International Bond, Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		290	316,474
Sr. Unsec’d. Notes, 144A, MTN
7.625%	11/28/47		830	826,995

				1,143,469

Oman — 1.8%
Oman Government International Bond, Sr. Unsec’d. Notes
4.750%	06/15/26		320	295,435
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		640	590,871
5.625%	01/17/28		680	643,627

				1,529,933

Panama — 0.4%
Panama Government International Bond, Sr. Unsec’d. Notes
3.750%	03/16/25		280	295,123

Paraguay — 0.7%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		340	371,453
5.400%	03/30/50		200	222,002

				593,455

Peru — 1.1%
Peruvian Government International Bond, Sr. Unsec’d. Notes
5.625%	11/18/50	(a)	360	495,904
6.550%	03/14/37	(a)	300	423,003

				918,907

Philippines — 2.0%
Philippine Government International Bond, Sr. Unsec’d. Notes
3.700%	03/01/41	(a)	340	369,267
3.700%	02/02/42		910	990,127
5.000%	01/13/37		210	262,122

				1,621,516

Qatar — 2.2%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		450	515,718

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Qatar (continued)
5.103%	04/23/48			1,110	$1,322,287

					1,838,005

Russia — 2.8%
Russian Federal Bond,
Bonds
7.050%	01/19/28		RUB	87,166	1,360,058
7.600%	07/20/22		RUB	15,970	255,916
Russian Foreign Bond,
Sr. Unsec’d. Notes
5.625%	04/04/42			600	703,560

					2,319,534

Senegal — 1.0%
Senegal Government International Bond,
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48			440	413,183
Unsec’d. Notes, 144A
6.250%	05/23/33	(a)		450	435,202

					848,385

South Africa — 2.1%
Prosus Nv,
Gtd. Notes, 144A
4.850%	07/06/27			360	384,548
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.875%	04/14/26			430	444,662
5.375%	07/24/44			940	946,441

					1,775,651

SriLanka — 1.5%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
5.875%	07/25/22			200	200,667
6.125%	06/03/25			730	711,608
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27			320	303,205

					1,215,480

Turkey — 4.7%
Export Credit Bank of Turkey,
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21			570	554,325
Turkey Government International Bond,
Sr. Unsec’d. Notes
3.250%	03/23/23			810	738,169
4.250%	04/14/26	(a)		1,390	1,213,053
4.875%	04/16/43			240	186,710
5.750%	05/11/47			1,410	1,180,999

					3,873,256

Ukraine — 2.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32			500	491,100
9.750%	11/01/28			360	406,350

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ukraine (continued)
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32			740	$726,828
7.750%	09/01/20			200	206,278

					1,830,556

United Arab Emirates — 0.7%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
4.125%	10/11/47			520	569,338

Uruguay — 1.7%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50	(a)		850	955,196
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22		UYU	16,190	455,603

					1,410,799

Venezuela — 0.7%
Republic Of Venezuela,
Sr. Unsec’d. Notes
7.750%	10/13/19	(d)		542	139,565
Venezuela Government International Bond,
Sr. Unsec’d. Notes
9.250%	09/15/27	(d)		1,486	419,795

					559,360

Vietnam — 0.5%
Vietnam Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/29/20			400	408,510

TOTAL SOVEREIGN BONDS
(cost $49,973,333)					51,078,435

TOTAL LONG-TERM INVESTMENTS
(cost $77,777,560)					79,986,832

				Shares

SHORT-TERM INVESTMENTS — 12.1%

AFFILIATED MUTUAL FUNDS — 11.2%
PGIM Core Ultra Short Bond Fund(w)				1,661,819	1,661,819
PGIM Institutional Money Market Fund
(cost $7,675,335; includes $7,662,236 of cash collateral for securities on loan)(b)(w)				7,673,449	7,675,751

TOTAL AFFILIATED MUTUAL FUNDS
(cost $9,337,154)					9,337,570

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FOREIGN TREASURY OBLIGATION(n) — 0.8%
Argentina
Argentina Treasury Bill
41.412%	07/31/20	ARS	30,310	$688,328

(cost $864,917)

OPTIONS PURCHASED*~ — 0.1%
(cost $107,522)				54,119

TOTAL SHORT-TERM INVESTMENTS (cost $10,309,593)				10,080,017

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.4% (cost $88,087,153)				90,066,849

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $115,150)				(27,286)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.4% (cost $87,972,003)				90,039,563
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (8.4)%				(6,983,458)

NET ASSETS — 100.0%				$83,056,105

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,490,102; cash collateral of $7,662,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(n)	Rate shown reflects yield to maturity at purchased date.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	10/21/19	1.15	—	EUR 1,000	$15,967
Currency Option USD vs BRL	Put	Barclays Bank PLC	07/16/19	3.65	—	540	327
Currency Option USD vs COP	Put	Citibank, N.A.	08/30/19	3,050.00	—	900	1,283
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	07/12/19	14,000.00	—	535	782
Currency Option USD vs INR	Put	Barclays Bank PLC	07/11/19	71.00	—	525	14,724
Currency Option USD vs INR	Put	JPMorgan Chase Bank, N.A.	09/23/19	69.20	—	2,900	21,036

Total Options Purchased (cost $107,522)							$54,119

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs USD	Call	JPMorgan Chase Bank, N.A.	10/21/19	1.22	—	EUR 1,000	$(1,231)
Currency Option USD vs BRL	Call	Barclays Bank PLC	07/16/19	3.95	—	540	(2,011)
Currency Option USD vs COP	Call	Citibank, N.A.	08/30/19	3,250.00	—	900	(11,629)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	07/12/19	15,200.00	—	535	(3)
Currency Option USD vs INR	Call	Barclays Bank PLC	07/11/19	75.00	—	525	—
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/23/19	71.50	—	2,900	(10,192)
Currency Option USD vs COP	Put	Citibank, N.A.	08/30/19	2,950.00	—	900	(248)

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Put	Barclays Bank PLC	07/11/19	69.00	—	525	$(1,972)

Total Options Written (premiums received $115,150)							$(27,286)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
20	10 Year U.S. Treasury Notes	Sep. 2019	$2,559,375	$47,493

Forward foreign currency exchange contracts outstanding at June 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 09/13/19	Credit Suisse International	ARS	10,450	$217,256	$218,853	$1,597	$—
Expiring 09/13/19	JPMorgan Chase Bank, N.A.	ARS	28,447	552,906	595,762	42,856	—
Brazilian Real,
Expiring 07/15/19	Citibank, N.A.	BRL	2,933	754,178	762,579	8,401	—
Expiring 07/15/19	Citibank, N.A.	BRL	1,097	283,543	285,220	1,677	—
Expiring 07/15/19	Citibank, N.A.	BRL	865	210,539	224,900	14,361	—
Indian Rupee,
Expiring 07/15/19	Barclays Bank PLC	INR	38,223	545,776	552,551	6,775	—
Indonesian Rupiah,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	IDR	9,208,058	651,898	650,517	—	(1,381)
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	IDR	4,963,691	345,231	350,668	5,437	—
Russian Ruble,
Expiring 07/15/19	Bank of America, N.A.	RUB	42,827	658,497	675,559	17,062	—
Expiring 07/15/19	Bank of America, N.A.	RUB	42,137	650,363	664,675	14,312	—
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	941	250,066	250,820	754	—

				$5,120,253	$5,232,104	113,232	(1,381)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	ARS	26,000	$523,874	$593,567	$—	$(69,693)
Expiring 09/13/19	Citibank, N.A.	ARS	44,866	855,236	939,623	—	(84,387)
Brazilian Real,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	BRL	7,359	1,836,765	1,913,339	—	(76,574)
Euro,
Expiring 07/17/19	Barclays Bank PLC	EUR	854	968,827	972,660	—	(3,833)
Indian Rupee,
Expiring 07/15/19	Barclays Bank PLC	INR	56,157	798,706	811,796	—	(13,090)
Indonesian Rupiah,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	IDR	12,215,000	853,003	862,947	—	(9,944)
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	IDR	1,956,749	133,430	138,237	—	(4,807)

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 07/15/19	Bank of America, N.A.	RUB	147,812	$2,241,206	$2,331,607	$—	$(90,401)
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	8,788	2,340,401	2,342,342	—	(1,941)
Expiring 11/14/19	Bank of America, N.A.	SAR	6,634	1,767,088	1,768,271	—	(1,183)
Expiring 11/14/19	Bank of America, N.A.	SAR	5,264	1,402,611	1,403,101	—	(490)

				$13,721,147	$14,077,490	—	(356,343)

						$113,232	$(357,724)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Saudi Arabia	12/20/22	1.000	%(Q)	1,900	$(26,535)	$2,710	$(29,245)	Barclays Bank PLC

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$2,710	$—	$—	$(29,245)

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$23,006	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds
Argentina	$—	$324,984	$—
Brazil	—	3,398,055	—
Chile	—	921,774	—
China	—	3,723,383	—
Colombia	—	1,497,920	—
Indonesia	—	2,955,665	—
Kazakhstan	—	1,719,487	—
Kuwait	—	209,242	—
Malaysia	—	267,638	—
Mexico	—	4,273,051	—
Morocco	—	522,081	—
Panama	—	254,786	—
Peru	—	1,998,309	—
Qatar	—	301,500	—
Russia	—	2,560,755	—
Singapore	—	288,768	—
South Africa	—	541,022	—
Turkey	—	1,512,627	—
United Arab Emirates	—	1,369,550	—
Venezuela	—	267,800	—
Sovereign Bonds
Angola	—	807,324	—
Argentina	—	3,017,620	—
Armenia	—	442,178	—
Bahrain	—	211,206	—
Brazil	—	1,171,054	—
China	—	1,960,587	—
Colombia	—	1,619,280	—
Costa Rica	—	535,955	—
Dominican Republic	—	1,022,822	—
Ecuador	—	1,930,805	—
Egypt	—	1,726,380	—
El Salvador	—	189,527	—
Ethiopia	—	208,420	—
Ghana	—	1,246,964	—
Hungary	—	552,962	—
Indonesia	—	5,484,845	—
Ivory Coast	—	288,660	—
Jamaica	—	442,654	—
Jordan	—	424,859	—

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Kazakhstan	$—	$1,176,200	$—
Kenya	—	1,073,719	—
Kuwait	—	510,936	—
Lebanon	—	332,274	—
Mexico.	—	1,949,927	—
Nigeria.	—	1,143,469	—
Oman	—	1,529,933	—
Panama	—	295,123	—
Paraguay	—	593,455	—
Peru.	—	918,907	—
Philippines	—	1,621,516	—
Qatar	—	1,838,005	—
Russia	—	2,319,534	—
Senegal.	—	848,385	—
South Africa	—	1,775,651	—
Sri Lanka	—	1,215,480	—
Turkey	—	3,873,256	—
Ukraine	—	1,830,556	—
United Arab Emirates	—	569,338	—
Uruguay	—	1,410,799	—
Venezuela.	—	559,360	—
Vietnam.	—	408,510	—
Affiliated Mutual Funds	9,337,570	—	—
Foreign Treasury Obligation
Argentina	—	688,328	—
Options Purchased	—	54,119	—
Options Written	—	(27,286)	—
Other Financial Instruments*
Futures Contracts	47,493	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(244,492)	—
OTC Credit Default Swap Agreement	—	(26,535)	—

Total	$9,385,063	$80,430,966	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

United States (including 9.2% of collateral for securities on loan)	11.2%
Indonesia	10.2
Mexico	7.4
China	6.9
Turkey	6.5
Russia	5.9
Brazil	5.5
Argentina	4.8
Colombia	3.8
Peru	3.5
Kazakhstan	3.5
South Africa	2.8
Qatar	2.6
United Arab Emirates	2.3
Ecuador	2.3
Ukraine	2.2

Egypt	2.1%
Philippines	2.0
Oman	1.8
Uruguay	1.7
Ghana	1.5
Sri Lanka	1.5
Nigeria	1.4
Kenya	1.3
Dominican Republic	1.2
Chile	1.1
Senegal	1.0
Venezuela	1.0
Angola	1.0
Kuwait	0.9
Paraguay	0.7
Hungary	0.7
Panama	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Country Allocation (con’t):
Costa Rica	0.6%
Morocco	0.6
Jamaica	0.5
Armenia	0.5
Jordan	0.5
Vietnam	0.5
Lebanon	0.4
Singapore	0.3
Ivory Coast	0.3
Malaysia	0.3

Bahrain	0.3%
Ethiopia	0.3
El Salvador	0.2
Options Purchased	0.1
Options Written	(0.0)*

108.4
Liabilities in excess of other assets	(8.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives not accounted for as hedging	Assets and			Assets and
instruments, carried at fair value	Liabilities Location	Fair Value		Liabilities Location	Fair Value
	Premiums paid for OTC swap
Credit contracts	agreements	$2,710		—	$—
				Unrealized depreciation on OTC
Credit contracts	—	—		swap agreements	29,245
				Options written outstanding, at
Foreign exchange contracts	Unaffiliated investments	54,119		value	27,286
	Unrealized appreciation on OTC			Unrealized depreciation on OTC
	forward foreign currency			forward foreign currency
Foreign exchange contracts	exchange contracts	113,232		exchange contracts	357,724
	Due from/to broker-variation
Interest rate contracts	margin futures	47,493	*	—	—

		$217,554			$414,255

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
			Forward
			Currency
Derivatives not accounted for as hedging	Options		Exchange
instruments, carried at fair value	Written	Futures	Contracts	Swaps
Credit contracts	$—	$—	$—	$(67,305)
Foreign exchange contracts	3,408	—	(88,157)	—
Interest rate contracts	—	116,995	—	—

Total.	$3,408	$116,995	$(88,157)	$(67,305)

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
				Forward
				Currency
Derivatives not accounted for as hedging	Options	Options		Exchange
instruments, carried at fair value	Purchased(1)	Written	Futures	Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$26,537
Foreign exchange contracts	(79,197)	76,414	—	(325,224)	—
Interest rate contracts	—	—	(10,577)	—	—

Total	$(79,197)	$76,414	$(10,577)	$(325,224)	$26,537

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)	Forward Foreign Currency Exchange Contracts—Sold(3)	Credit Default Swap Agreements— Buy Protection(2)
$79,852	$5,884,869	$2,494,687	$4,299,035	$10,609,078	$4,233,333

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$7,490,102	$(7,490,102)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$32,128	$(94,015)	$(61,887)	$61,887	$—
Barclays Bank PLC	24,536	(50,151)	(25,615)	25,615	—
Citibank, N.A.	25,722	(96,264)	(70,542)	70,000	(542)
Credit Suisse International	1,597	—	1,597	—	1,597
JPMorgan Chase Bank, N.A.	86,078	(173,825)	(87,747)	60,000	(27,747)

	$170,061	$(414,255)	$(244,194)	$217,502	$(26,692)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of
$7,490,102:
Unaffiliated investments (cost $78,749,999)	$80,729,279
Affiliated investments (cost $9,337,154)	9,337,570
Foreign currency, at value (cost $114,968)	109,960
Cash segregated for counterparty — OTC	230,000
Dividends and interest receivable	1,142,437
Unrealized appreciation on OTC forward foreign currency exchange contracts	113,232
Deposit with broker for centrally cleared/exchange-traded derivatives	23,006
Premiums paid for OTC swap agreements	2,710
Receivable for Portfolio shares sold	1,130
Due from broker-variation margin futures	625
Prepaid expenses	543

Total Assets	91,690,492

LIABILITIES
Payable to broker for collateral for securities on loan .	7,662,236
Payable for investments purchased	443,345
Unrealized depreciation on OTC forward foreign currency exchange contracts	357,724
Accrued expenses and other liabilities	72,754
Management fee payable	36,083
Unrealized depreciation on OTC swap agreements	29,245
Options written outstanding, at value (proceeds received $115,150)	27,286
Distribution fee payable	3,402
Payable for Portfolio shares repurchased	1,943
Affiliated transfer agent fee payable	369

Total Liabilities	8,634,387

NET ASSETS	$83,056,105

Net assets were comprised of:
Partners Equity	$83,056,105

Net asset value and redemption price per share, $83,056,105 / 7,000,180 outstanding shares of beneficial interest	$11.86

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $4,488 foreign withholding tax)	$3,961,302
Affiliated dividend income	115,674
Affiliated income from securities lending, net	11,685

Total income	4,088,661

EXPENSES
Management fee	450,298
Distribution fee	164,944
Custodian and accounting fees	33,129
Audit fee	23,158
Legal fees and expenses.	5,557
Trustees’ fees	5,240
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	3,308
Miscellaneous	9,479

Total expenses	698,588
Less: Fee waiver and/or expense reimbursement	(32,989)

Net expenses	665,599

NET INVESTMENT INCOME (LOSS)	3,423,062

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(467))	790,861
Futures transactions	116,995
Forward currency contract transactions	(88,157)
Options written transactions	3,408
Swap agreements transactions	(67,305)
Foreign currency transactions	(903,303)

(147,501)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $439)	7,165,840
Futures	(10,577)
Forward currency contracts	(325,224)
Options written	76,414
Swap agreements.	26,537
Foreign currencies	4,281

6,937,271

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	6,789,770

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,212,832

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,423,062	$3,271,938
Net realized gain (loss) on investment and foreign currency transactions	(147,501)	(4,071,980)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,937,271	(5,836,173)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,212,832	(6,636,215)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,200,549 and 648,620 shares, respectively]	136,481,440	7,101,053
Portfolio shares repurchased [9,936,256 and 4,467,340 shares, respectively]	(114,023,810)	(47,633,012)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	22,457,630	(40,531,959)

TOTAL INCREASE (DECREASE)	32,670,462	(47,168,174)
NET ASSETS:
Beginning of period	50,385,643	97,553,817

End of period.	$83,056,105	$50,385,643

SEE NOTES TO FINANCIAL STATEMENTS.

A269

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2019 consisted of 85 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 20 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio except for AST Cohen & Steers Global Realty Portfolio and AST Western Asset Emerging Markets Debt Portfolio, each of which are non-diversified portfolios for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST Bond Portfolio 2019 (“Bond Portfolio 2019”)	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income, which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.)
AST Bond Portfolio 2020 (“Bond Portfolio 2020”)
AST Bond Portfolio 2021 (“Bond Portfolio 2021”)
AST Bond Portfolio 2022 (“Bond Portfolio 2022”)
AST Bond Porfolio 2023 (“Bond Portfolio 2023”)
AST Bond Portfolio 2024 (“Bond Porfolio 2024”)
AST Bond Portfolio 2025 (“Bond Portfolio 2025”)
AST Bond Portfolio 2026 (“Bond Portfolio 2026”)
AST Bond Portfolio 2027 (“Bond Portfolio 2027”)
AST Bond Portfolio 2028 (“Bond Portfolio 2028”)
AST Bond Porfolio 2029 (“Bond Portfolio 2029”)
AST Bond Portfolio 2030 (“Bond Porfolio 2030”)

AST Cohen & Steers Global Realty Portfolio (“Cohen & Steers Global Realty”) formerly known as AST Global Real Estate Portfolio	Capital appreciation and income.	Cohen & Steers Capital Management, Inc.; Cohen & Steers Asia Limited; Cohen & Steers UK Limited. Prior to January 26, 2019 PGIM Real Estate Investors which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.)

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Portfolio	Objective(s)	Subadviser(s)
AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.	PGIM Fixed Income (a wholly-owned subsidiary of PGIM, Inc.) / J.P. Morgan Investment Management, Inc.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income (a wholly-owned subsidiary of PGIM, Inc.)

AST Prudential Core Bond Portfolio (“Prudential Core Bond”)	Maximize total return, consistent with the long-term preservation of capital.	PGIM Fixed Income (a wholly-owned subsidiary of PGIM, Inc.)

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”)	Long-term capital appreciation.	Quantitative Management Associates, LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.)

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.	Western Asset Management Company / Western Asset Management Company Limited

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”)	Maximize total return.	Western Asset Management Company / Western Asset Management Company Limited

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s

B2

delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income

B3

approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:     Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Trust limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Portfolios’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

B4

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

B5

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument

B6

for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

B7

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives.Amaster netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

B8

As of June 30, 2019, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants:    Certain Portfolios held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Portfolio until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

B9

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential as referenced in Note 3. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2019, the Investment Manager had engaged the firms referenced in Note 1 as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

B10

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Bond Portfolio 2019*	0.4925% first $500 million;	0.47%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2020*	0.4925% first $500 million;	0.47%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2021*	0.4925% first $500 million;	0.47%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2022*	0.4925% first $500 million;	0.42%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2023*	0.4925% first $500 million;	0.23%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2024*	0.4925% first $500 million;	0.43%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2025*	0.4925% first $500 million;	0.47%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2026*	0.4925% first $500 million;	0.47%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2027*	0.4925% first $500 million;	0.47%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2028*	0.4925% first $500 million;	0.31%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2029*	0.4925% first $500 million;	— #
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2030*	0.4925% first $500 million;
	0.4725% on next $4.5 billion;	— #
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion

B11

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Cohen & Steers Global Realty	0.8325% first $300 million;	0.79%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion
	0.7925% on next $2.75 billion
	0.7625% on next $4 billion
	0.7425 in excess of $10 billion
High Yield	0.5825% first $300 million;	0.57%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion
	0.5425% on next $2.75 billion
	0.5125% on next $4 billion
	0.4925 in excess of $10 billion
Investment Grade Bond*	0.4925% first $500 million;	0.47%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Prudential Core Bond	0.5325% first $300 million;	0.47%
	0.5225% on next $200 million;
	0.4875% on next $250 million;
	0.4775% on next $250 million;
	0.4525% on next $2.25 billion
	0.4425% on next $2.75 billion
	0.4125% on next $4 billion
	0.3925 in excess of $10 billion
QMA US Equity Alpha	0.8325% first $300 million;	0.82%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion
	0.7925% on next $2.75 billion
	0.7625% on next $4 billion
	0.7425 in excess of $10 billion
Quantitative Modeling(1)	0.25%	0.25%
Western Asset Core Plus Bond	0.5325% first $300 million;	0.47%
	0.5225% on next $200 million;
	0.5125% on next $250 million;
	0.5025% on next $2.5 billion
	0.4925% on next $2.75 billion
	0.4625% on next $4 billion
	0.4425 in excess of $10 billion
Western Asset Emerging Markets Debt	0.6825% first $300 million;	0.63%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion
	0.6425% on next $2.75 billion
	0.6125% on next $4 billion
	0.5925 in excess of $10 billion

B12

Portfolio	Fee Waivers and/or Expense Limitations

Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029 and Bond Portfolio 2030

contractually limit expenses to 0.93% through June 30, 2020
Cohen & Steers Global Realty	effective January 26, 2019 contractually
waive 0.051% through June 30, 2020
Investment Grade Bond	contractually limit
expenses to 0.99% through June 30, 2020
Western Asset Core Plus Bond	contractually limit expenses
to 0.74% through September 30, 2019
Western Asset Emerging Markets Debt	contractually waive 0.05%
through June 30, 2019;
effective July 1, 2019 contractually limit
expenses to 1.07% through June 30, 2020.

*

Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030 and Investment Grade Bond.

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.
(1)

Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Investment Manager at any time. As described below, this voluntary fee waiver will be applied to the effective gross management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030 and Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each

B13

Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver:
Up to and including $ 300 million	0.25% (no waiver)
Over $300 million up to and including $ 500 million	0.23%
Over $500 million up to and including $ 750 million	0.22%
Over $750 million	0.21%

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the (“Core Funds”) registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Funds and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transaction were effected in accordance with the Trust’s Rule 17a-7 procedures. For the reporting period ended June 30, 2019, no 17a-7 transactions were entered into by the Portfolios.

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the period ended June 30, 2019.

Portfolio	Capital Contributions
Bond Portfolio 2028	$135,042
Cohen & Steers Global Realty	132
High Yield	48
Prudential Core Bond	155
QMA US Equity Alpha	1,328
Western Asset Core Plus Bond	2,424

B14

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2018 and for the six months ended June 30, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

During the reporting period and in consultation with the Trust’s independent trustees, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax

B15

reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been accrued or paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnership for tax purposes.

Portfolio	2019 Withholding Tax
Cohen & Steers Global Realty	$23,916

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2019 Payments
Cohen & Steers Global Realty	$20,341
Prudential Core Bond	1,991

The following amounts have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Opportunity Loss
Cohen & Steers Global Realty	$8,009
Western Asset Core Plus Bond	749

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2019	$415,769	$13,323,322
Bond Portfolio 2020	4,560,149	15,862,667
Bond Portfolio 2021	1,773,903	19,726,604
Bond Portfolio 2022	2,182,956	14,742,860
Bond Portfolio 2023	2,430,678	5,856,790
Bond Portfolio 2024	2,260,088	19,414,732
Bond Portfolio 2025	10,068,309	9,943,881
Bond Portfolio 2026	9,975,944	31,096,213
Bond Portfolio 2027	15,934,056	79,264,151
Bond Portfolio 2028	10,248,257	29,880,842
Bond Portfolio 2029	1,983,192	1,462,465
Bond Portfolio 2030	5,444,623	458,382
Cohen & Steers Global Realty	338,256,462	370,337,250
High Yield	207,960,356	353,351,551
Investment Grade Bond	938,590,205	2,905,958,503
Prudential Core Bond	1,800,225,109	1,727,898,838
QMA US Equity Alpha	529,267,436	518,158,669
Quantitative Modeling	444,065,568	470,188,824
Western Asset Core Plus Bond	4,316,806,607	4,045,752,063
Western Asset Emerging Markets Debt	138,124,971	114,322,865

B16

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

Bond Portfolio 2019

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$5,446,545	$89,386	$—	$11,843	$—	$5,547,774	601,059	$10,731

PGIM Core Ultra Short Bond Fund*
6,224,023	25,622,498	31,698,528	—	—	147,993	147,993	88,881

PGIM Institutional Money Market Fund*
26	3,993,196	3,992,858	—	—	364	364	189	**

$11,670,594	$29,705,080	$35,691,386	$11,843	$—	$5,696,131		$99,801

Bond Portfolio 2020

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$4,955,620	$2,105,917	$—	$12,945	$—	$7,074,482	766,466	$106,559

PGIM Core Ultra Short Bond Fund*
2,096,265	45,119,329	46,449,437	—	—	766,157	766,157	61,953

PGIM Institutional Money Market Fund*
25,457	4,837,307	4,862,702	—	3	65	65	177	**

$7,077,342	$52,062,553	$51,312,139	$12,945	$3	$7,840,704		$168,689

Bond Portfolio 2021

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$9,434,428	$154,832	$—	$20,516	$—	$9,609,776	1,041,146	$153,957

PGIM Core Ultra Short Bond Fund*
1,499,023	20,125,439	21,433,692	—	—	190,770	190,770	10,348

PGIM Institutional Money Market Fund*
799	4,048,763	4,048,760	—	86	888	888	680	**

$10,934,250	$24,329,034	$25,482,452	$20,516	$86	$9,801,434		$164,985

Bond Portfolio 2022

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$9,204	$13,208,647	$13,107,294	$—	$—	$110,557	110,557	$10,057

PGIM Institutional Money Market Fund*
762	3,401,508	3,091,959	31	39	310,381	310,288	451	**

$9,966	$16,610,155	$16,199,253	$31	$39	$420,938		$10,508

B17

Bond Portfolio 2023

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,861,303	$6,829,235	$8,531,340	$—	$—	$159,198	159,198	$10,657

PGIM Institutional Money Market Fund*
32,313	927,083	749,510	24	10	209,920	209,857	168	**

$1,893,616	$7,756,318	$9,280,850	$24	$10	$369,118		$10,825

Bond Portfolio 2024

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,256,072	$10,177,343	$14,433,222	$—	$—	$193	193	$4,327

PGIM Institutional Money Market Fund*
212	1,886,166	1,063,756	61	63	822,746	822,499	464	**

$4,256,284	$12,063,509	$15,496,978	$61	$63	$822,939		$4,791

Bond Portfolio 2025

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$7,305,556	$16,017,274	$23,232,928	$—	$—	$89,902	89,902	$5,403

PGIM Institutional Money Market Fund*
9	—	—	—	—	9	9	—

$7,305,565	$16,017,274	$23,232,928	$—	$—	$89,911		$5,403

Bond Portfolio 2026

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$693	$30,123,902	$27,982,484	$—	$—	$2,142,111	2,142,111	$14,975

PGIM Institutional Money Market Fund*
59	9,532,391	7,852,387	145	136	1,680,344	1,679,840	688	**

$752	$39,656,293	$35,834,871	$145	$136	$3,822,455		$15,663

B18

Bond Portfolio 2027

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$12,547,705	$162,539	$6,000,000	$53,287	$(26,002)	$6,737,529	729,960	$163,511

PGIM Core Ultra Short Bond Fund*
1,386	32,806,988	32,807,796	—	—	578	578	13,148

PGIM Institutional Money Market Fund*
738,783	8,756,435	7,442,039	255	169	2,053,603	2,052,987	998	**

$13,287,874	$41,725,962	$46,249,835	$53,542	$(25,833)	$8,791,710		$177,657

Bond Portfolio 2028

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$3,977,545	$46,461,672	$50,439,053	$—	$—	$164	164	$30,938

PGIM Institutional Money Market Fund*
1,117,966	574,149	1,532,154	110	256	160,327	160,280	374	**

$5,095,511	$47,035,821	$51,971,207	$110	$256	$160,491		$31,312

Bond Portfolio 2029

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,795,283	$22,494,241	$18,484,507	$—	$—	$5,805,017	5,805,017	$21,596

PGIM Institutional Money Market Fund*
—	51,700	51,695	—	(5)	—	—	3	**

$1,795,283	$22,545,941	$18,536,202	$—	$(5)	$5,805,017		$21,599

Bond Portfolio 2030

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$—	$88,039,786	$87,046,676	$—	$—	$993,110	993,110	$28,766

Cohen & Steers Global Realty

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$416,270	$58,086,254	$55,257,896	$—	$—	$3,244,628	3,244,628	$57,870

PGIM Institutional Money Market Fund*
21,828,777	132,361,285	100,061,774	5,280	(1,388)	54,132,180	54,115,945	64,719	**

$22,245,047	$190,447,539	$155,319,670	$5,280	$(1,388)	$57,376,808		$122,589

B19

High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$6,149,507	$203,361,721	$192,397,293	$—	$—	$17,113,935	17,113,935	$274,996

PGIM Institutional Money Market Fund*
133,195,560	149,677,285	186,325,295	27,882	27,609	96,603,041	96,574,068	219,079	**

$139,345,067	$353,039,006	$378,722,588	$27,882	$27,609	$113,716,976		$494,075

Investment Grade Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$173,752,084	$1,131,007,764	$1,304,711,686	$—	$—	$48,162	48,162	$291,026

PGIM Institutional Money Market Fund*
47,755,794	973,320,515	932,352,701	15,904	45,858	88,785,370	88,758,743	132,448	**

$221,507,878	$2,104,328,279	$2,237,064,387	$15,904	$45,858	$88,833,532		$423,474

Prudential Core Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$9,863,193	$597,410,942	$546,876,438	$—	$—	$60,397,697	60,397,697	$837,439

PGIM Institutional Money Market Fund*
11,705,683	251,532,126	195,411,407	10,490	2,983	67,839,875	67,819,529	92,083	**

$21,568,876	$848,943,068	$742,287,845	$10,490	$2,983	$128,237,572		$929,522

QMA US Equity Alpha

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$19,560,835	$82,629,271	$85,130,437	$—	$—	$17,059,669	17,059,669	$197,587

Quantitative Modeling

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AB Global Bond Portfolio*
$37,297,768	$21,052,938	$5,496,865	$2,425,828	$270,074	$55,549,743	4,817,844	$—

AST AQR Emerging Markets Equity Portfolio*
908,784	4,525,755	4,049,394	180,007	(235,156)	1,329,996	116,769	—

AST AQR Large Cap Core Portfolio*
93,502,730	31,046,146	3,926,801	12,616,022	1,257,710	134,495,807	7,089,921	—

AST BlackRock Low Duration Bond Portfolio*
3,904,866	665,442	4,596,965	(31,674)	58,331	—	—	—

B20

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST BlackRock/Loomis Sayles Bond Portfolio*
$19,731,010	$10,873,487	$2,823,351	$1,604,460	$85,112	$29,470,718	2,038,086	$—

AST ClearBridge Dividend Growth Portfolio*
52,971,208	17,423,021	6,834,088	10,288,096	2,257,178	76,105,415	3,790,110	—

AST Goldman Sachs Global Income Portfolio*
17,499,692	9,683,495	2,608,437	1,540,199	118,746	26,233,695	2,285,165	—

AST Goldman Sachs Small-Cap Value Portfolio*
2,515,898	12,080,754	—	1,073,663	—	15,670,315	664,278	—

AST High Yield Portfolio*
4,652,053	1,166,008	4,951,041	141,614	264,167	1,272,801	116,450	—

AST Hotchkis & Wiley Large-Cap Value Portfolio*
42,908,175	11,975,802	27,491,545	7,626,672	1,330,495	36,349,599	1,190,619	—

AST International Growth Portfolio*
48,599,618	17,303,407	5,780,910	10,978,127	1,422,989	72,523,231	3,857,619	—

AST International Value Portfolio*
48,209,340	19,106,335	3,344,772	6,263,410	429,720	70,664,033	3,538,509	—

AST Investment Grade Bond Portfolio*
287,965,100	—	290,245,240	(3,006,056)	5,286,196	—	—	—

AST Jennison Large-Cap Growth Portfolio*
27,705,672	10,716,950	2,629,238	6,078,782	739,111	42,611,277	1,154,777	—

AST Loomis Sayles Large-Cap Growth Portfolio*
48,031,273	20,159,258	6,669,838	10,820,610	1,974,618	74,315,921	1,256,823	—

AST MFS Growth Portfolio*
27,676,759	10,008,141	3,987,285	7,357,415	1,179,584	42,234,614	1,387,471	—

AST MFS Large-Cap Value Portfolio*
43,208,488	37,508,882	7,434,161	8,538,671	1,570,425	83,392,305	3,905,963	—

AST Mid-Cap Growth Portfolio*
4,322,723	1,251,907	461,364	1,238,107	121,086	6,472,459	566,765	—

AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
2,224,110	670,343	150,321	308,827	27,217	3,080,176	92,776	—

AST Parametric Emerging Markets Equity Portfolio*
485,351	2,499,686	2,242,918	72,595	(100,815)	713,899	75,147	—

AST PIMCO Dynamic Bond Portfolio*
6,592,472	3,801,367	986,685	322,389	10,266	9,739,809	975,933	—

AST Prudential Core Bond Portfolio*
52,636,057	28,792,971	7,443,906	4,166,872	423,154	78,575,148	6,030,326	—

AST QMA International Core Equity Portfolio*
41,151,272	16,682,427	2,998,654	5,429,459	400,555	60,665,059	5,017,788	—

AST QMA Large-Cap Portfolio*
92,667,092	30,196,617	5,082,858	15,080,831	1,680,087	134,541,769	6,757,497	—

AST Small-Cap Growth Opportunities Portfolio*
9,234,740	4,504,963	1,952,493	2,882,932	129,791	14,799,933	660,416	—

B21

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST Small-Cap Growth Portfolio*
$9,230,630	$4,599,272	$1,935,537	$2,886,932	$147,168	$14,928,465	288,027	$—

AST Small-Cap Value Portfolio*
15,496,077	11,504,234	17,662,671	3,375,104	(1,391,062)	11,321,682	418,546	—

AST T. Rowe Price Large-Cap Growth Portfolio*
34,713,309	13,033,001	2,440,271	6,552,255	802,113	52,660,407	1,239,360	—

AST T. Rowe Price Large-Cap Value Portfolio*
57,475,284	39,657,943	28,230,817	8,537,544	2,034,237	79,474,191	5,033,198	—

AST WEDGE Capital Mid-Cap Value Portfolio*
2,216,552	663,519	204,231	330,884	36,097	3,042,821	123,541	—

AST Wellington Mangement Global Bond Portfolio*
44,005,645	24,507,455	6,517,758	2,943,574	461,742	65,400,658	5,599,371	—

AST Western Asset Core Plus Bond Portfolio*
41,695,537	22,451,985	5,887,164	4,192,318	97,527	62,550,203	4,619,660	—

AST Western Asset Emerging Markets Debt Portfolio*
698,787	3,952,054	3,121,242	111,990	95,913	1,737,502	146,501	—

PGIM Core Ultra Short Bond Fund*
5,285,208	32,136,858	36,004,753	—	—	1,417,313	1,417,313	57,210

$1,227,419,280	$476,202,423	$506,193,574	$142,928,459	$22,984,376	$1,363,340,964		$57,210

Western Asset Core Plus Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$60,733,543	$964,010,606	$893,171,831	$—	$—	$131,572,318	131,572,318	$2,678,160

PGIM Institutional Money Market Fund*
53,101,361	356,481,048	269,998,908	15,413	18,368	139,617,282	139,575,409	144,020	**

$113,834,904	$1,320,491,654	$1,163,170,739	$15,413	$18,368	$271,189,600		$2,822,180

Western Asset Emerging Markets Debt

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$702,691	$191,200,984	$190,241,856	$—	$—	$1,661,819	1,661,819	$115,674

PGIM Institutional Money Market Fund*
639,973	35,020,090	27,984,284	439	(467)	7,675,751	7,673,449	11,685	**

$1,342,664	$226,221,074	$218,226,140	$439	$(467)	$9,337,570		$127,359

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

B22

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2019. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2019
Bond Portfolio 2019	$925,368	3.74%	95	$3,400,000	$—
Bond Portfolio 2020	1,688,000	3.64	1	1,688,000	—
Bond Portfolio 2021	426,688	3.70	32	1,299,000	—
Bond Portfolio 2022	338,136	3.69	22	774,000	—
Bond Portfolio 2023	223,083	3.72	12	313,000	—
Bond Portfolio 2024	609,074	3.71	95	3,364,000	794,000
Bond Portfolio 2025	1,033,192	3.72	73	4,793,000	—
Bond Portfolio 2026	2,325,938	3.72	32	6,551,000	—
Bond Portfolio 2027	2,288,903	3.71	62	9,296,000	120,000
Bond Portfolio 2028	886,108	3.75	37	5,000,000	—
Bond Portfolio 2029	359,444	3.76	9	1,118,000	—
Cohen & Steers Global Realty	4,400,923	3.76	13	15,778,000	—
High Yield	1,182,500	3.69	10	2,802,000	—
Investment Grade Bond	55,649,794	3.75	102	317,224,000	5,122,000
Prudential Core Bond	5,966,333	3.74	3	8,547,000	—
Western Asset Emerging Markets Debt	1,182,000	3.64	1	1,182,000	—

B23

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2019, all Portfolios offer only a single share class to investors.

As of June 30, 2019, all shares of the Portfolios were owned of record by the following affiliates of the Investment Manager: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company (“SKANDIA LIFE”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios as part of their investments.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares:

Portfolio	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Bond Portfolio 2019	3	100	100
Bond Portfolio 2020	3	100	100
Bond Portfolio 2021	3	100	100
Bond Portfolio 2022	3	99	99
Bond Portfolio 2023	2	98	98
Bond Portfolio 2024	2	96	96
Bond Portfolio 2025	2	98	98
Bond Portfolio 2026	3	100	100
Bond Portfolio 2027	3	100	100
Bond Portfolio 2028	3	100	100
Bond Portfolio 2029	4	100	100
Bond Portfolio 2030	3	96	96
Cohen & Steers Global Realty	3	97	97
High Yield	4	92	92
Investment Grade Bond	2	96	96
Prudential Core Bond	4	88	88
QMA US Equity Alpha	3	91	91
Quantitative Modeling	2	95	95
Western Asset Core Plus Bond	5	92	92
Western Asset Emerging Markets Debt	5	91	91

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

B24

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Portfolios’ allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Portfolios to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

B25

Non-diversification Risk:    A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9.	Reorganization

On March 12, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the AST Lord Abbett Core Fixed Income Portfolio (“Merged Portfolio”) for shares of AST Western Asset Core Plus Bond Portfolio (“Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on August 7, 2018 and the reorganization took place at the close of business on September 14, 2018.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
AST Lord Abbett Core Fixed Income Portfolio	$1,280,984,497	$1,298,184,905

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

B26

The acquisition was accomplished by a tax-free exchange of the following shares on September 14, 2018:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Lord Abbett Core Fixed Income Portfolio	103,663,573	AST Western Asset Core Plus Bond Portfolio	103,989,612	$1,289,479,077

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Depreciation on Investments	Acquiring Portfolio	Net Assets
AST Lord Abbett Core Fixed Income Portfolio	$1,289,479,077	$(17,200,408)	AST Western Asset Core Plus Bond Portfolio	$2,956,896,329

Assuming the acquisition had been completed on January 1, 2018, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2018 would have been as follows:

Acquiring Portfolio	Net investment income(a)	Net realized and unrealized loss on investments(b)	Net decrease in net assets resulting from operations
AST Western Asset Core Plus Bond Portfolio	$138,189,754	$(232,243,923)	$(94,054,169)

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2018) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: AST Lord Abbett Core Fixed Income Portfolio $28,009,556.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2018) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: AST Lord Abbett Core Fixed Income Portfolio $(56,823,045).

Since both the Merged Portfolio and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since September 14, 2018 for the Plan.

10.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolios’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Investment Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Investment Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B27

Financial Highlights

(unaudited)

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.67		$10.61		$10.53	$10.38	$10.27	$9.85

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.16		0.07	0.02	0.03	0.09
Net realized and unrealized gain (loss) on investment transactions	0.07		(0.10)		0.01	0.13	0.08	0.33

Total from investment operations	0.16		0.06		0.08	0.15	0.11	0.42

Capital Contributions	—		—	(b)(c)	—	—	—	—

Net Asset Value, end of period	$10.83		$10.67		$10.61	$10.53	$10.38	$10.27

Total Return(d)	1.50%		0.57	%(e)	0.76%	1.45%	1.07%	4.26%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$67		$162		$43	$60	$69	$74
Average net assets (in millions)	$103		$101		$51	$65	$67	$90
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.84	%(g)	0.88%		0.93%	0.93%	0.96%	0.94%
Expenses before waivers and/or expense reimbursement	0.84	%(g)	0.88%		1.01%	0.96%	0.96%	0.94%
Net investment income (loss)	1.77	%(g)	1.49%		0.69%	0.22%	0.26%	0.86%
Portfolio turnover rate(h)(i)	35%		95%		78%	193%	153%	153%

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$6.86		$6.84		$6.78	$6.65	$6.55	$6.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.11		0.08	0.06	0.04	0.07
Net realized and unrealized gain (loss) on investment transactions	0.11		(0.09)		(0.02)	0.07	0.06	0.31

Total from investment operations	0.17		0.02		0.06	0.13	0.10	0.38

Capital Contributions	—		—	(b)(c)	—	—	—	—

Net Asset Value, end of period	$7.03		$6.86		$6.84	$6.78	$6.65	$6.55

Total Return(d)	2.48%		0.29	%(e)	0.88%	1.95%	1.53%	6.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$86		$53		$58	$120	$157	$164
Average net assets (in millions)	$77		$52		$92	$136	$145	$186
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%		0.91%	0.84%	0.85%	0.84%
Expenses before waivers and/or expense reimbursement	0.93	%(g)	1.03%		0.91%	0.84%	0.85%	0.84%
Net investment income (loss)	1.82	%(g)	1.61%		1.11%	0.89%	0.54%	1.08%
Portfolio turnover rate(h)(i)	38%		86%		57%	111%	157%	214%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.80		$14.79		$14.56	$14.27	$14.02	$13.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.27		0.20	0.16	0.14	0.20
Net realized and unrealized gain (loss) on investment transactions	0.40		(0.26)		0.03	0.13	0.11	0.81

Total from investment operations	0.55		0.01		0.23	0.29	0.25	1.01

Capital Contributions	—		—	(b)(c)	—	—	—	—

Net Asset Value, end of period	$15.35		$14.80		$14.79	$14.56	$14.27	$14.02

Total Return(d)	3.72%		0.07	%(e)	1.58%	2.03%	1.78%	7.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$74		$96		$112	$206	$272	$268
Average net assets (in millions)	$85		$98		$150	$232	$242	$191
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.91	%(g)	0.88%		0.84%	0.79%	0.80%	0.83%
Expenses before waivers and/or expense reimbursement	0.91	%(g)	0.88%		0.84%	0.79%	0.80%	0.83%
Net investment income (loss)	2.00	%(g)	1.83%		1.34%	1.08%	0.97%	1.43%
Portfolio turnover rate(h)(i)	37%		72%		62%	137%	169%	281%

	AST Bond Portfolio 2022
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.58		$13.60		$13.39	$13.15	$12.88	$11.67

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.23		0.16	0.14	0.11	0.15
Net realized and unrealized gain (loss) on investment transactions	0.51		(0.25)		0.05	0.10	0.16	1.06

Total from investment operations	0.63		(0.02)		0.21	0.24	0.27	1.21

Capital Contributions	—		—	(b)(c)	—	—	—	—

Net Asset Value, end of period	$14.21		$13.58		$13.60	$13.39	$13.15	$12.88

Total Return(d)	4.64%		(0.15	)%(e)	1.57%	1.83%	2.10%	10.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$54		$68		$88	$176	$195	$78
Average net assets (in millions)	$61		$72		$120	$194	$130	$92
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%		0.88%	0.80%	0.85%	0.93%
Expenses before waivers and/or expense reimbursement	0.98	%(g)	0.94%		0.88%	0.80%	0.85%	0.93%
Net investment income (loss)	1.80	%(g)	1.71%		1.18%	0.98%	0.85%	1.22%
Portfolio turnover rate(h)(i)	32%		57%		54%	186%	178%	325%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Bond Portfolio 2023
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.37		$11.40		$11.21	$11.01		$10.70	$9.51

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.18		0.11	0.03		— (b)	0.12
Net realized and unrealized gain (loss) on investment transactions	0.51		(0.21)		0.08	0.17		0.31	1.07

Total from investment operations	0.61		(0.03)		0.19	0.20		0.31	1.19

Capital Contributions	—		—	(b)(c)	—	—		—	—

Net Asset Value, end of period	$11.98		$11.37		$11.40	$11.21		$11.01	$10.70

Total Return(d)	5.36%		(0.26	)%(e)	1.69%	1.82%		2.90%	12.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35		$39		$35	$60		$37	$245
Average net assets (in millions)	$36		$36		$44	$43		$89	$397
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%		0.93%	0.93%		0.91%	0.78%
Expenses before waivers and/or expense reimbursement	1.17	%(g)	1.14%		1.07%	1.07%		0.97%	0.79%
Net investment income (loss)	1.71	%(g)	1.60%		0.97%	0.27%		0.04%	1.18%
Portfolio turnover rate(h)(i)	26%		45%		54%	153%		323%	132%

	AST Bond Portfolio 2024
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.81		$10.88		$10.70	$10.49		$10.21	$8.91

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.18		0.11	0.09		0.02	0.11
Net realized and unrealized gain (loss) on investment transactions	0.58		(0.25)		0.07	0.12		0.26	1.19

Total from investment operations	0.70		(0.07)		0.18	0.21		0.28	1.30

Capital Contributions	—		—	(b)(c)	—	—	(b)(j)	—	—

Net Asset Value, end of period	$11.51		$10.81		$10.88	$10.70		$10.49	$10.21

Total Return(d)	6.48%		(0.64	)%(e)	1.68%	2.00	%(e)	2.74%	14.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$46		$94		$79	$8		$13	$208
Average net assets (in millions)	$68		$86		$31	$11		$64	$201
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.95	%(g)	0.91%		0.93%	0.93%		0.93%	0.82%
Expenses before waivers and/or expense reimbursement	0.99	%(g)	0.91%		1.18%	1.80%		1.05%	0.82%
Net investment income (loss)	2.10	%(g)	1.72%		1.05%	0.80%		0.22%	1.14%
Portfolio turnover rate(h)(i)	31%		89%		113%	119%		270%	165%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Bond Portfolio 2025
	Six Months Ended June 30, 2019		Year Ended December 31,					January 02, 2014(a) through December 31, 2014
			2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.16		$12.25		$12.03	$11.74	$11.51	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.23		0.16	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investment transactions	0.75		(0.32)		0.06	0.15	0.09	1.40

Total from investment operations	0.88		(0.09)		0.22	0.29	0.23	1.51

Capital Contributions	—		—	(c)(d)	—	—	—	—

Net Asset Value, end of period	$13.04		$12.16		$12.25	$12.03	$11.74	$11.51

Total Return(e)	7.24%		(0.73	)%(f)	1.83%	2.47%	2.00%	15.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$61		$123		$13	$33	$568	$106
Average net assets (in millions)	$88		$70		$19	$315	$425	$35
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.93	%(h)	0.93%		0.93%	0.79%	0.77%	0.99	%(h)
Expenses before waivers and/or expense reimbursement	0.93	%(h)	0.94%		1.64%	0.79%	0.77%	1.11	%(h)
Net investment income (loss)	2.14	%(h)	1.94%		1.27%	1.08%	1.19%	1.04	%(h)
Portfolio turnover rate(i)(j)	38%		95%		97%	131%	313%	325%

	AST Bond Portfolio 2026
	Six Months Ended June 30, 2019		Year Ended December 31,			January 02, 2015(a) through December 31, 2015
			2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.47		$10.58	$10.33	$10.12	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.19	0.13	0.11	0.10
Net realized and unrealized gain (loss) on investment transactions	0.75		(0.30)	0.12	0.10	0.02

Total from investment operations	0.86		(0.11)	0.25	0.21	0.12

Net Asset Value, end of period	$11.33		$10.47	$10.58	$10.33	$10.12

Total Return(e)	8.21%		(1.04)%	2.42%	2.08%	1.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$135		$195	$215	$341	$115
Average net assets (in millions)	$163		$220	$263	$170	$77
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.84	%(h)	0.81%	0.81%	0.81%	0.89	%(h)
Expenses before waivers and/or expense reimbursement	0.84	%(h)	0.81%	0.81%	0.81%	0.91	%(h)
Net investment income (loss)	2.11	%(h)	1.90%	1.28%	0.99%	1.03	%(h)
Portfolio turnover rate(i)(j)	31%		101%	67%	203%	283%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Bond Portfolio 2027
	Six Months Ended June 30, 2019		Year Ended December 31,			January 04, 2016(a) through December 31, 2016
			2018		2017
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.20		$10.32		$10.06	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.19		0.14	0.08
Net realized and unrealized gain (loss) on investment transactions	0.80		(0.31)		0.12	(0.02)

Total from investment operations	0.91		(0.12)		0.26	0.06

Capital Contributions	—		—	(c)(d)	—	—

Net Asset Value, end of period	$11.11		$10.20		$10.32	$10.06

Total Return(e)	8.92%		(1.16	)%(f)	2.58%	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$132		$236		$257	$399
Average net assets (in millions)	$187		$258		$311	$103
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.84	%(h)	0.80%		0.80%	0.84	%(h)
Expenses before waivers and/or expense reimbursement	0.84	%(h)	0.80%		0.80%	0.84	%(h)
Net investment income (loss)	2.19	%(h)	1.90%		1.34%	0.77	%(h)
Portfolio turnover rate(i)(j)	42%		102%		65%	175%

	AST Bond Portfolio 2028
	Six Months Ended June 30, 2019		Year Ended December 31, 2018		January 03, 2017(a) through December 31, 2017
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.01		$10.22		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.18		0.12
Net realized and unrealized gain (loss) on investment transactions	0.84		(0.39)		0.10

Total from investment operations	0.95		(0.21)		0.22

Capital Contributions	0.03	(k)	—	(c)(d)	—

Net Asset Value, end of period	$10.99		$10.01		$10.22

Total Return(e)	9.69	%(l)	(2.05	)%(f)	2.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35		$76		$13
Average net assets (in millions)	$46		$70		$7
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.94	%(h)	0.93%		0.93	%(h)
Expenses before waivers and/or expense reimbursement	1.10	%(h)	0.96%		2.42	%(h)
Net investment income (loss)	2.07	%(h)	1.88%		1.23	%(h)
Portfolio turnover rate(i)(j)	126%		138%		140%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(l)	Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 9.49%.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Bond Portfolio 2029
	Six Months Ended June 30, 2019		January 02, 2018(a) through December 31, 2018

Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.84		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.17
Net realized and unrealized gain (loss) on investment transactions	0.91		(0.33)

Total from investment operations	1.00		(0.16)

Net Asset Value, end of period	$10.84		$9.84

Total Return(c)	10.16%		(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34		$16
Average net assets (in millions)	$18		$7
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)	0.93	%(e)
Expenses before waivers and/or expense reimbursement	1.58	%(e)	2.49	%(e)
Net investment income (loss)	1.73	%(e)	1.82	%(e)
Portfolio turnover rate(f)(g)	55%		171%

	AST Bond Portfolio 2030
	January 02, 2019(a) through June 30, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investment transactions	1.14

Total from investment operations	1.22

Net Asset Value, end of period	$11.22

Total Return(c)	12.20%
Ratios/Supplemental Data:
Net assets, end of year (millions) (in millions)	$16
Average net assets (in millions)	$8
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)
Expenses before waivers and/or expense reimbursement	2.17	%(e)
Net investment income (loss)	1.63	%(e)
Portfolio turnover rate(f)(g)	707%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Cohen & Steers Global Realty Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.94		$12.53		$11.30	$11.20		$11.21	$9.84

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.24		0.24	0.18		0.16	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83		(0.84)		0.99	(0.10)		(0.17)	1.18

Total from investment operations	1.95		(0.60)		1.23	0.08		(0.01)	1.37

Capital Contributions	—	(b)(c)(d)	0.01	(c)	—	0.02	(e)	—	—

Net Asset Value, end of period	$13.89		$11.94		$12.53	$11.30		$11.20	$11.21

Total Return(f)	16.33	%(g)	(4.71	)%(h)	10.88%	0.89	%(i)	(0.09)%	13.92%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$351		$336		$430	$416		$536	$654
Average net assets (in millions)	$346		$392		$411	$466		$617	$639
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.11	%(k)	1.14%		1.14%	1.14%		1.14%	1.13%
Expenses before waivers and/or expense reimbursement	1.15	%(k)	1.14%		1.14%	1.14%		1.14%	1.13%
Net investment income (loss)	1.83	%(k)	1.98%		1.99%	1.61%		1.44%	1.62%
Portfolio turnover rate(l)	99%		67%		68%	84%		69%	57%

	AST High Yield Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$9.87		$10.07		$9.37	$8.12		$8.42	$8.21

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32		0.60		0.56	0.55		0.48	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.74		(0.80)		0.14	0.70		(0.78)	(0.28)

Total from investment operations	1.06		(0.20)		0.70	1.25		(0.30)	0.21

Capital Contributions	—	(b)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$10.93		$9.87		$10.07	$9.37		$8.12	$8.42

Total Return(f)	10.74	%(g)	(1.99	)%(g)	7.47%	15.39	%(g)	(3.56)%	2.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$642		$727		$958	$1,192		$1,372	$1,170
Average net assets (in millions)	$714		$875		$1,217	$1,346		$1,498	$1,415
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.87	%(k)	0.86%		0.85%	0.85%		0.85%	0.79%
Expenses before waivers and/or expense reimbursement	0.87	%(k)	0.86%		0.85%	0.85%		0.85%	0.86%
Net investment income (loss)	6.19	%(k)	5.92%		5.69%	6.30%		5.63%	5.74%
Portfolio turnover rate(l)(m)	30%		44%		52%	47%		49%	52%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.79)%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.71%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(m)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$7.48		$7.50	$7.19	$6.90		$6.82	$6.39

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.20	0.18	0.14		0.16	0.21
Net realized and unrealized gain (loss) on investment transactions	0.53		(0.22)	0.13	0.15		(0.08)	0.22

Total from investment operations	0.64		(0.02)	0.31	0.29		0.08	0.43

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$8.12		$7.48	$7.50	$7.19		$6.90	$6.82

Total Return(d)	8.56%		(0.27)%	4.31%	4.20	%(e)	1.17%	6.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,696		$11,090	$2,406	$5,110		$4,550	$1,418
Average net assets (in millions)	$5,325		$3,733	$3,345	$6,515		$2,221	$1,187
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.72	%(g)	0.70%	0.70%	0.70%		0.71%	0.75%
Expenses before waivers and/or expense reimbursement	0.76	%(g)	0.74%	0.74%	0.74%		0.74%	0.78%
Net investment income (loss)	2.88	%(g)	2.75%	2.41%	1.95%		2.28%	3.13%
Portfolio turnover rate(h)(i)	74%		177%	96%	551%		401%	281%

	AST Prudential Core Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.20		$12.30	$11.64	$11.17		$11.20	$10.56

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.34	0.29	0.28		0.25	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		(0.44)	0.37	0.19		(0.28)	0.40

Total from investment operations	0.83		(0.10)	0.66	0.47		(0.03)	0.64

Capital Contributions	—	(b)(j)	—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$13.03		$12.20	$12.30	$11.64		$11.17	$11.20

Total Return(d)	6.80	%(e)	(0.81)%	5.67%	4.21	%(e)	(0.27)%	6.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,206		$2,767	$3,008	$3,139		$3,410	$3,994
Average net assets (in millions)	$2,972		$2,955	$2,950	$3,232		$3,846	$3,443
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.74	%(g)	0.74%	0.74%	0.74%		0.74%	0.75%
Expenses before waivers and/or expense reimbursement	0.74	%(g)	0.74%	0.74%	0.76%		0.78%	0.78%
Net investment income (loss)	3.02	%(g)	2.80%	2.41%	2.37%		2.19%	2.23%
Portfolio turnover rate(h)(i)	71%		176%	188%	172%		310%	327%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017		2016		2015		2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.04		$30.55		$24.99		$21.76		$21.11		$18.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.18		0.13		0.22		0.22		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.49		(2.69)		5.43		3.00		0.43		2.98

Total from investment operations	3.61		(2.51)		5.56		3.22		0.65		3.10

Capital Contributions	—	(b)(c)	—	(c)(d)	—		0.01	(e)	—		—

Net Asset Value, end of period	$31.65		$28.04		$30.55		$24.99		$21.76		$21.11

Total Return(f)	12.87	%(g)	(8.22	)%(g)	22.25%		14.84	%(h)	3.08%		17.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$660		$584		$738		$655		$583		$591
Average net assets (in millions)	$652		$713		$681		$589		$610		$514
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.57	%(j)(k)	1.57	%(k)	1.61	%(k)	1.67	%(k)	1.54	%(k)	1.51	%(k)
Expenses before waivers and/or expense reimbursement	1.57	%(j)(k)	1.57	%(k)	1.61	%(k)	1.67	%(k)	1.54	%(k)	1.51	%(k)
Net investment income (loss)	0.81	%(j)	0.59%		0.49%		0.97%		1.01%		0.74%
Portfolio turnover rate(l)	51%		83%		89%		94%		105%		103%

	AST Quantitative Modeling Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)		2016(a)		2015(a)		2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.61		$16.69		$14.13		$13.29		$13.27		$12.46

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.04)		(0.04)		(0.04)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investment transactions	2.12		(1.04)		2.60		0.88		0.06		0.84

Total from investment operations	2.10		(1.08)		2.56		0.84		0.02		0.81

Net Asset Value, end of period	$17.71		$15.61		$16.69		$14.13		$13.29		$13.27

Total Return(f)	13.45%		(6.47)%		18.12%		6.32%		0.15%		6.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,363		$1,228		$1,282		$1,026		$894		$659
Average net assets (in millions)	$1,321		$1,318		$1,154		$946		$791		$544
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.26	%(j)	0.26%		0.26%		0.26%		0.27%		0.28%
Expenses before waivers and/or expense reimbursement	0.26	%(j)	0.26%		0.26%		0.27%		0.27%		0.28%
Net investment income (loss)	(0.25	)%(j)	(0.25)%		(0.26)%		(0.26)%		(0.27)%		(0.28)%
Portfolio turnover rate(l)	34%		96%		20%		64%		63%		22%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)	Less than $0.005 per share.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 14.79%

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The expense ratio includes dividend expenses and broker fees and expenses on short sales of 0.47%, 0.47%, 0.51%, 0.56%, 0.42%, and 0.38% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015, and 2014, respectively.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.52		$12.81		$12.05	$11.45		$11.33	$10.56

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.41		0.39	0.38		0.34	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.81		(0.70)		0.37	0.22		(0.22)	0.45

Total from investment operations	1.02		(0.29)		0.76	0.60		0.12	0.77

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$13.54		$12.52		$12.81	$12.05		$11.45	$11.33

Total Return(f)	8.15	%(g)	(2.26	)%(g)	6.31%	5.24	%(g)	1.06%	7.29%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,330		$3,770		$3,071	$3,054		$3,359	$3,798
Average net assets (in millions)	$4,054		$3,308		$2,986	$3,117		$3,707	$3,371
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.74	%(i)	0.75%		0.74%	0.66%		0.58%	0.61%
Expenses before waivers and/or expense reimbursement	0.77	%(i)	0.77%		0.78%	0.78%		0.78%	0.79%
Net investment income (loss)	3.29	%(i)	3.33%		3.13%	3.15%		2.95%	2.94%
Portfolio turnover rate(j)(k)	124%		251%		214%	155%		170%	245%

	AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.64		$11.40		$10.43	$9.43		$9.73	$9.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.47		0.55	0.51		0.44	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.93		(1.23)		0.42	0.49		(0.74)	(0.36)

Total from investment operations	1.22		(0.76)		0.97	1.00		(0.30)	0.13

Net Asset Value, end of period	$11.86		$10.64		$11.40	$10.43		$9.43	$9.73

Total Return(f)	11.47%		(6.67)%		9.30%	10.60%		(3.08)%	1.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$83		$50		$98	$163		$149	$421
Average net assets (in millions)	$133		$76		$96	$161		$164	$359
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.01	%(i)	1.11%		1.05%	0.99%		0.99%	0.95%
Expenses before waivers and/or expense reimbursement	1.06	%(i)	1.16%		1.10%	1.04%		1.04%	1.00%
Net investment income (loss)	5.19	%(i)	4.30%		4.94%	4.94%		4.57%	4.88%
Portfolio turnover rate(j)(k)	104%		35%		42%	42%		51%	35%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited,

[1]	PGIM Investments serves as the sole investment manager for the following portfolios: AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028 and AST Bond Portfolio 2029,.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2030 because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the Portfolio’s agreements as part of its annual review of the Trust’s advisory agreements in 2020.

QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2018, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2019
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one-, five- and ten-year periods, though it underperformed its primary benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2019 Index (Bloomberg Barclays 2019 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2019 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2020
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one- and five-year periods, although it underperformed its primary benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2020 Index (Bloomberg Barclays 2020 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2020 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one- and five-year periods, although it underperformed its primary benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2021 Index (Bloomberg Barclays 2021 Index) over the three-, five- and ten-year periods, though it underperformed over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2021 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one- and five-year periods, although it underperformed its primary benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2022 Index (Bloomberg Barclays 2022 Index) over the three-, five- and ten-year periods, though it underperformed over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2022 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one- and five-year periods, although it underperformed its primary benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2023 Index (Bloomberg Barclays 2023 Index) over the three-, five- and ten-year periods, though it underperformed over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2023 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one- and five-year periods, although it underperformed its primary benchmark index over the three-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2024 Index (Bloomberg Barclays 2024 Index) over the three-, five- and ten-year periods, though it underperformed over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2024 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one-year period, though it underperformed over the three-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2025 Index (Bloomberg Barclays 2025 Index) over the three-year period, though it underperformed over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2025 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/ Credit Bond Index, over all periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2026 Index (Bloomberg Barclays 2026 Index) over the three-year period, though it underperformed over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2026 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one-year period.

•

The Board considered that the Portfolio underperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2027 Index (Bloomberg Barclays 2027 Index) over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2027 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2028
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one-year period.

•

The Board considered that the Portfolio underperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2028 Index (Bloomberg Barclays 2028 Index) over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2028 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2029
Gross Performance	Q4 2018	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government Bond/Credit Index, over the fourth quarter of 2018.

•

The Board noted that the Portfolio commenced operations in January 2018, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance record. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Global Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that in January 2019 the Board approved the appointment of a new subadviser to replace the Portfolio’s prior subadvisers, and that as a result, the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•

The Board also noted that because of the recent inception date for the new subadviser, it did not evaluate or consider the renewal of the Portfolio’s subadvisory agreement, but would consider the renewal of the subadvisory agreement in 2020.

•	The Board noted that the Manager had contractually agreed to waive 0.051% of its investment management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.99% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to the market shock that occurred in the last quarter of 2018.

•

The Board also noted information provided by the Manager indicating that the Portfolio’s longer-term performance was strong, with the Portfolio ranked in the first quartile of its Peer Universe and outperforming its benchmark index over the three-, five- and ten-year periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to the market shock that occurred in the last quarter of 2018.

•	The Board noted that, prior to 2018, the Portfolio outperformed its Peer Universe median in the prior two calendar years.

•

The Board also noted information provided by the Manager indicating that the Portfolio’s longer-term performance was strong, with the Portfolio ranked in the second quartile of its Peer Universe over the three-year period and first quartile of its Peer Universe over the five-year period.

•	The Board approved the continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•

The Board noted the Manager’s explanation that the Portfolio’s underperformance was attributable to the Portfolio’s longer duration profile compared with funds in the Peer Universe and the benchmark index.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary and driven by results in 2018.

•	In this regard, the Board noted that Portfolio outperformed its Peer Universe median and benchmark index in both 2016 and 2017.

•

The Board also noted information provided by the Manager indicating that the Portfolio’s longer-term performance was strong, with the Portfolio ranked in the first or second quartile of its Peer Universe and outperforming its benchmark index over the three-, five- and ten-year periods.

•

The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.74% (exclusive of certain fees and expenses) through September 30, 2019, and that the cap would be allowed to expire thereafter.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Western Asset Emerging Markets Debt Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed over the one- and five-year periods.

•

The Board noted the Manager’s assertion that because the Portfolio invests in debt denominated in local currency, while the benchmark index and Peer Universe consist only of US dollar denominated debt, the Portfolio’s performance was more appropriately measured against other peers identified by an independent consultant.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.070% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board noted that this expense cap would replace an existing contractual fee waiver that would expire after June 30, 2019, pursuant to which the Manager had agreed to waive 0.05% of its management fee.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2019 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-B

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2019

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Advanced Strategies Portfolio

AST AllianzGI World Trends Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock Global Strategies Portfolio

AST Fidelity Institutional AM® Quantitative Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST Advanced Strategies Portfolio	A3
	AST AllianzGI World Trends Portfolio	A79
	AST Balanced Asset Allocation Portfolio	A111
	AST BlackRock Global Strategies Portfolio	A115
	AST Fidelity Institutional AM® Quantitative Portfolio	A190
	AST Preservation Asset Allocation Portfolio	A238
	AST Prudential Growth Allocation Portfolio	A242

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2019

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2019

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2019

AST Advanced Strategies
Ten Largest Holdings	Line of Business	(% of Net Assets	)
iShares MSCI EAFE ETF	Exchange-Traded Fund	2.0%
SPDR S&P 500 ETF Trust	Exchange-Traded Fund	1.8%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.625%, 01/15/26	U.S. Treasury Obligations	1.4%
iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Fund	1.4%
Microsoft Corp.	Software	1.2%
iShares Russell 1000 Growth ETF	Exchange-Traded Fund	1.1%
iShares Russell 1000 Value ETF	Exchange-Traded Fund	1.1%
Visa, Inc. (Class A Stock)	IT Services	0.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	0.9%
Federal National Mortgage Assoc., 3.500%, TBA	U.S. Government Agency Obligations	0.9%

AST AllianzGI World Trends
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Microsoft Corp.	Software	United States	1.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	1.2%
U.S. Treasury Notes, 1.375%, 2/29/20	U.S. Treasury Obligations	United States	1.0%
U.S. Treasury Notes, 0.750%, 8/15/19	U.S. Treasury Obligations	United States	0.9%
Federal National Mortgage Assoc., 4.000%, 8/01/47	U.S. Government Agency Obligations	United States	0.7%
U.S. Treasury Notes, 2.000%, 5/31/24	U.S. Treasury Obligations	United States	0.7%
JPMorgan Chase & Co.	Banks	United States	0.7%
Mastercard, Inc. (Class A Stock)	IT Services	United States	0.6%
Merck & Co., Inc.	Pharmaceuticals	United States	0.6%

AST Balanced Asset Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
AST Prudential Core Bond Portfolio	Core Bond	8.2%
AST QMA Large-Cap Portfolio	Large/Mid-Cap Growth	7.0%
AST Wellington Management Global Bond Portfolio	Core Bond	6.9%
AST AQR Large Cap Core Portfolio	Large/Mid-Cap Growth	6.7%
AST Western Asset Core Plus Bond Portfolio	Core Bond	6.6%
AST AB Global Bond Portfolio	Core Bond	5.8%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	4.5%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	4.3%
AST International Growth Portfolio	International Growth	4.0%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	3.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST BlackRock Global Strategies
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	0.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	0.6%
Microsoft Corp.	Software	United States	0.4%
Johnson & Johnson	Pharmaceuticals	United States	0.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	United States	0.4%
JPMorgan Chase & Co.	Banks	United States	0.3%
Merck & Co., Inc.	Pharmaceuticals	United States	0.3%
TransDigm, Inc. Sr. Sec’d. Notes	Aerospace & Defense	United States	0.3%
Home Depot, Inc. (The)	Specialty Retail	United States	0.3%
Government National Mortgage Assoc., 4.000%, TBA	U.S. Government Agency Obligations	United States	0.3%

AST Fidelity Institutional AM® Quantitative
Ten Largest Holdings	Line of Business	(% of Net Assets	)
U.S. Treasury Bonds, 3.750%, 11/15/43	U.S. Treasury Obligations	1.5%
iShares 20+ Year Treasury Bond ETF	Exchange-Traded Fund	1.0%
U.S. Treasury Notes, 2.250%, 02/15/27	U.S. Treasury Obligations	0.8%
Visa, Inc. (Class A Stock)	IT Services	0.8%
U.S. Treasury Notes, 2.125%, 05/15/25	U.S. Treasury Obligations	0.7%
Nestle SA (Switzerland)	Food Products	0.7%
Microsoft Corp.	Software	0.7%
SAP SE (Germany)	Software	0.6%
Roche Holding AG (Switzerland)	Pharmaceuticals	0.6%
U.S. Treasury Notes, 1.375%, 03/31/20	U.S. Treasury Obligations	0.5%

AST Preservation Asset Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
AST Prudential Core Bond Portfolio	Core Bond	13.8%
AST Wellington Mangement Global Bond Portfolio	Core Bond	11.6%
AST Western Asset Core Plus Bond Portfolio	Core Bond	11.1%
AST AB Global Bond Portfolio	Core Bond	9.7%
AST BlackRock/Loomis Sayles Bond Portfolio	Core Bond	5.2%
AST Goldman Sachs Global Income Portfolio	Core Bond	4.7%
AST QMA Large-Cap Portfolio	Large/Mid-Cap Growth	4.2%
AST AQR Large Cap Core Portfolio	Large/Mid-Cap Growth	4.1%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	2.7%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	2.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Prudential Growth Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	1.5%
Apple, Inc.	Technology Hardware, Storage & Peripherals	0.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	0.7%
Visa, Inc. (Class A Stock)	IT Services	0.6%
Bank of America Corp.	Banks	0.6%
Cisco Systems, Inc.	Communications Equipment	0.6%
Chevron Corp.	Oil, Gas & Consumable Fuels	0.5%
Johnson & Johnson	Pharmaceuticals	0.5%
Procter & Gamble Co. (The)	Household Products	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Advanced Strategies Portfolio	Actual	$1,000.00	$1,141.40	0.92%	$4.88
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST AllianzGI World Trends Portfolio	Actual	$1,000.00	$1,111.70	1.00%	$5.24
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST Balanced Asset Allocation Portfolio	Actual	$1,000.00	$1,127.10	0.95%	$5.01
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

AST BlackRock Global Strategies Portfolio	Actual	$1,000.00	$1,119.70	1.10%	$5.78
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST Fidelity Institutional AM® Quantitative Portfolio	Actual	$1,000.00	$1,123.40	0.92%	$4.84
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST Preservation Asset Allocation Portfolio	Actual	$1,000.00	$1,100.40	0.95%	$4.95
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

AST Prudential Growth Allocation Portfolio	Actual	$1,000.00	$1,120.00	0.87%	$4.57
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

GLOSSARY

The following abbreviations are used in the Portfolio’s descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BBA	British Bankers Association
BBR	New Zealand Bank Bill Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CAC40	French Stock Market Index
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
COP	Certificates of Participation
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAX	German Stock Index
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A1

GLOSSARY (continued)

EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
MUNIPSA	Municipal Swap Weekly Yield Index
NSA	Non-Seasonally Adjusted
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
XEQT	Equiduct Stock Exchange
XETR	Frankfurt Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XTSE	Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 101.6%	Shares	Value
AFFILIATED MUTUAL FUNDS — 2.6%
AST Goldman Sachs Small-Cap Value Portfolio*	2,273,173	$53,624,158
AST Small-Cap Growth Opportunities Portfolio*	2,456,654	55,053,607
AST Small-Cap Growth Portfolio*	1,085,543	56,263,672
AST Small-Cap Value Portfolio*	2,054,748	55,580,938

TOTAL AFFILIATED MUTUAL FUNDS (cost $164,710,710)(w)		220,522,375

COMMON STOCKS — 50.5%
Aerospace & Defense — 1.1%
Airbus SE (France)	130,724	18,549,040
BAE Systems PLC (United Kingdom)	1,058,600	6,662,813
Boeing Co. (The)	63,590	23,147,396
BWX Technologies, Inc.(a)	189,838	9,890,560
Leonardo SpA (Italy)	251,400	3,190,464
Meggitt PLC (United Kingdom)	187,900	1,253,611
Raytheon Co.	65,093	11,318,371
Safran SA (France)	123,784	18,153,135

		92,165,390

Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	35,400	1,163,902
Expeditors International of Washington, Inc.	308,320	23,389,155
Royal Mail PLC (United Kingdom)	446,600	1,203,067
United Parcel Service, Inc. (Class B Stock)	191,154	19,740,474

		45,496,598

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	1,979,200	3,527,628
Deutsche Lufthansa AG (Germany)	215,400	3,687,347
International Consolidated Airlines Group SA (United Kingdom)	396,900	2,401,936
Japan Airlines Co. Ltd. (Japan)	118,800	3,795,983
Qantas Airways Ltd. (Australia)	1,335,100	5,059,197
Southwest Airlines Co.	321,368	16,319,067

		34,791,158

Auto Components — 0.3%
Aisin Seiki Co. Ltd. (Japan)	55,100	1,900,235
Cie Generale des Etablissements Michelin SCA (France)	42,200	5,346,395
Keihin Corp. (Japan)	174,400	2,503,652
Magna International, Inc. (Canada)	190,866	9,486,040
Showa Corp. (Japan)	178,800	2,416,405
Toyo Tire Corp. (Japan)	123,700	1,631,247
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,287,055
Yokohama Rubber Co. Ltd. (The) (Japan)	137,000	2,523,081

		28,094,110

COMMON STOCKS (continued)	Shares	Value
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	53,100	$3,929,140
Daimler AG (Germany)	83,400	4,636,217
Ferrari NV (Italy)	26,712	4,331,313
Isuzu Motors Ltd. (Japan)	323,200	3,684,093
Mazda Motor Corp. (Japan)	259,600	2,711,535
Nissan Motor Co. Ltd. (Japan)(a)	635,100	4,551,405
Peugeot SA (France)	81,200	2,001,176
Renault SA (France)(a)	47,600	2,994,672
Toyota Motor Corp. (Japan)	53,976	3,357,287
Volkswagen AG (Germany)	34,600	5,949,625

		38,146,463

Banks — 2.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	219,100	4,687,111
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	2,978,510
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	2,469,585
Banco Santander SA (Spain)	532,800	2,466,755
Bank Hapoalim BM (Israel)	288,500	2,142,923
Barclays PLC (United Kingdom)	1,448,900	2,760,741
BNP Paribas SA (France)	89,000	4,228,218
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,108,000	15,511,907
Citigroup, Inc.	193,942	13,581,758
Credit Agricole SA (France)	334,600	4,010,001
Danske Bank A/S (Denmark)	200,400	3,167,860
DBS Group Holdings Ltd. (Singapore)	129,500	2,484,357
DNB ASA (Norway)	245,900	4,579,058
Fifth Third Bancorp	777,328	21,687,451
Gunma Bank Ltd. (The) (Japan)	459,000	1,609,954
ING Groep NV (Netherlands)	325,100	3,768,193
JPMorgan Chase & Co.	412,261	46,090,780
Keiyo Bank Ltd. (The) (Japan)	163,500	957,863
Lloyds Banking Group PLC (United Kingdom)	6,481,900	4,666,947
Mediobanca Banca di Credito Finanziario SpA (Italy)	268,200	2,762,421
Mitsubishi UFJ Financial Group, Inc. (Japan)	872,400	4,150,801
Mizuho Financial Group, Inc. (Japan)	2,654,300	3,849,394
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	928,346
Nordea Bank Abp (Finland)	177,900	1,292,009
Resona Holdings, Inc. (Japan)	1,087,700	4,536,424
Signature Bank	51,200	6,187,008
Societe Generale SA (France)	100,100	2,529,467
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,317,901
Swedbank AB (Sweden) (Class A Stock)	92,300	1,387,226
Toronto-Dominion Bank (The) (Canada)	282,417	16,502,271

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
U.S. Bancorp	310,682	$16,279,737
Wells Fargo & Co.	975,787	46,174,241

		254,747,218

Beverages — 1.1%
Brown-Forman Corp. (Class B Stock)(a)	232,444	12,884,371
Coca-Cola Amatil Ltd. (Australia)	568,300	4,075,448
Coca-Cola Co. (The)	409,370	20,845,120
Diageo PLC (United Kingdom)	356,052	15,333,183
Monster Beverage Corp.*	459,657	29,339,906
PepsiCo, Inc.	85,426	11,201,911

		93,679,939

Biotechnology — 0.7%
Abcam PLC (United Kingdom)	185,191	3,471,558
Amgen, Inc.	70,759	13,039,469
CSL Ltd. (Australia)	100,864	15,255,241
Gilead Sciences, Inc.	178,558	12,063,378
Regeneron Pharmaceuticals, Inc.*	66,999	20,970,687

		64,800,333

Building Products — 0.7%
AGC, Inc. (Japan)	115,800	4,007,905
Daikin Industries Ltd. (Japan)	84,000	11,011,933
Fortune Brands Home & Security, Inc.	270,567	15,457,493
Johnson Controls International PLC	331,858	13,709,054
Kingspan Group PLC (Ireland)	247,929	13,460,826

		57,647,211

Capital Markets — 1.9%
3i Group PLC (United Kingdom)	510,400	7,220,073
Bank of New York Mellon Corp. (The)	316,628	13,979,126
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	333,206	15,920,583
FactSet Research Systems, Inc.(a)	57,134	16,372,319
Franklin Resources, Inc.(a)	309,663	10,776,272
Investec PLC (South Africa)	263,400	1,712,304
London Stock Exchange Group PLC (United Kingdom)	159,262	11,109,897
Macquarie Group Ltd. (Australia)	171,137	15,062,592
Morgan Stanley	609,290	26,692,995
Natixis SA (France)	488,100	1,969,287
Partners Group Holding AG (Switzerland)	16,322	12,830,254
Quilter PLC (United Kingdom), 144A	326,533	582,875
SEI Investments Co.	319,773	17,939,265
St. James’s Place PLC (United Kingdom)	454,012	6,338,256
UBS Group AG (Switzerland)*	552,800	6,574,038

		165,080,136

Chemicals — 1.1%
Arkema SA (France)	26,800	2,495,207
BASF SE (Germany)	92,200	6,714,583
CF Industries Holdings, Inc.	229,565	10,722,981
Corteva, Inc.*	83,088	2,456,912

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Covestro AG (Germany), 144A	86,400	$4,396,330
Dow, Inc.	129,088	6,365,329
DuPont de Nemours, Inc.	150,088	11,267,106
Kaneka Corp. (Japan)	50,000	1,885,004
Lintec Corp. (Japan)	103,200	2,154,558
Mitsubishi Chemical Holdings Corp. (Japan)	344,500	2,411,859
Mitsubishi Gas Chemical Co., Inc. (Japan)	177,200	2,369,317
Mitsui Chemicals, Inc. (Japan)	147,000	3,649,940
Sherwin-Williams Co. (The)	37,540	17,204,207
Sika AG (Switzerland)	65,426	11,190,342
Solvay SA (Belgium)	23,200	2,409,280
Teijin Ltd. (Japan)	227,700	3,887,422
Toagosei Co. Ltd. (Japan)	137,500	1,448,537
Ube Industries Ltd. (Japan)	155,200	3,224,801

		96,253,715

Commercial Services & Supplies — 0.3%
Babcock International Group PLC (United Kingdom)	346,700	2,017,074
Cintas Corp.(a)	72,264	17,147,524
Stericycle, Inc.*(a)	162,360	7,752,690

		26,917,288

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,038,639	56,844,712

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	339,774	13,568,459
Bouygues SA (France)	86,600	3,210,980
CIMIC Group Ltd. (Australia)	1	31
Hazama Ando Corp. (Japan)	333,700	2,232,151

		19,011,621

Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	4,476,000	4,342,930
CSR Ltd. (Australia)	980,600	2,690,317

		7,033,247

Consumer Finance — 0.1%
American Express Co.	83,375	10,291,810

Containers & Packaging — 0.2%
International Paper Co.	386,898	16,760,421
RPC Group PLC (United Kingdom)	147,600	1,486,896
Smurfit Kappa Group PLC (Ireland)	95,100	2,880,600

		21,127,917

Distributors — 0.0%
Inchcape PLC (United Kingdom)	284,700	2,230,171

Diversified Financial Services — 0.2%
AXA Equitable Holdings, Inc.	277,874	5,807,567
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,531,015

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	485,400	$2,580,242
ORIX Corp. (Japan)	253,600	3,788,396

		14,707,220

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	226,208	7,580,230
BT Group PLC (United Kingdom)	1,143,500	2,856,622
Nippon Telegraph & Telephone Corp. (Japan)	265,100	12,359,593
Orange SA (France)(a)	321,200	5,062,053
Swisscom AG (Switzerland)	7,800	3,918,124
Verizon Communications, Inc.	464,951	26,562,651

		58,339,273

Electric Utilities — 1.0%
Duke Energy Corp.	86,330	7,617,759
Enel SpA (Italy)	1,802,200	12,586,046
Evergy, Inc.	256,260	15,414,039
Iberdrola SA (Spain)	212,500	2,117,819
NextEra Energy, Inc.	15,000	3,072,900
Orsted A/S (Denmark), 144A	144,319	12,465,113
PG&E Corp.*	183,977	4,216,753
Southern Co. (The)	564,353	31,197,434

		88,687,863

Electrical Equipment — 0.1%
Fujikura Ltd. (Japan)	333,200	1,254,391
Signify NV (Netherlands), 144A	169,400	5,005,041

		6,259,432

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	153,261	14,703,860
Enplas Corp. (Japan)	800	23,783
Hexagon AB (Sweden) (Class B Stock)	205,668	11,431,467
Hitachi High-Technologies Corp. (Japan)	61,600	3,175,957
Hitachi Ltd. (Japan)	75,000	2,753,091
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,842,074
Keyence Corp. (Japan)	30,600	18,869,033
Kingboard Holdings Ltd. (China)	966,600	2,696,098
Landis+Gyr Group AG (Switzerland)*	28,100	2,238,470
TE Connectivity Ltd.	119,000	11,397,820
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	955,924

		70,087,577

Energy Equipment & Services — 0.2%
Schlumberger Ltd.	314,058	12,480,665
Tenaris SA (Luxembourg)	438,180	5,744,763

		18,225,428

Entertainment — 0.4%
Electronic Arts, Inc.*	159,877	16,189,145
NetEase, Inc. (China), ADR	43,101	11,023,943
Walt Disney Co. (The)	32,958	4,602,255

		31,815,343

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	47,862	$6,752,850
American Campus Communities, Inc.	43,731	2,018,623
American Homes 4 Rent (Class A Stock)	67,712	1,646,079
American Tower Corp.	22,066	4,511,394
Apartment Investment & Management Co. (Class A Stock)	85,148	4,267,618
AvalonBay Communities, Inc.	41,734	8,479,514
Boston Properties, Inc.	31,150	4,018,350
Camden Property Trust	32,551	3,397,999
CoreSite Realty Corp., REIT	9,822	1,131,200
Corporate Office Properties Trust	53,839	1,419,734
Crown Castle International Corp.	15,715	2,048,450
CubeSmart	64,568	2,159,154
CyrusOne, Inc.	13,258	765,252
Digital Realty Trust, Inc.(a)	48,026	5,656,983
Douglas Emmett, Inc.	75,519	3,008,677
Duke Realty Corp.	197,683	6,248,760
Equinix, Inc.	14,976	7,552,247
Equity LifeStyle Properties, Inc.	36,876	4,474,534
Equity Residential	134,752	10,230,372
Essex Property Trust, Inc.	18,180	5,307,287
Extra Space Storage, Inc.(a)	26,957	2,860,138
Federal Realty Investment Trust	14,421	1,856,848
First Industrial Realty Trust, Inc.	58,677	2,155,793
HCP, Inc.	88,860	2,841,743
Healthcare Trust of America, Inc. (Class A Stock)	26,517	727,361
Host Hotels & Resorts, Inc.	226,338	4,123,878
Hudson Pacific Properties, Inc.	81,074	2,697,332
Invitation Homes, Inc.	187,160	5,002,787
JBG SMITH Properties	28,549	1,123,118
Kilroy Realty Corp.	43,138	3,184,016
Liberty Property Trust, REIT	47,730	2,388,409
Life Storage, Inc.	18,611	1,769,534
Mid-America Apartment Communities, Inc.	32,352	3,809,771
Mirvac Group (Australia)	1,700,100	3,735,657
Prologis, Inc.	165,836	13,283,454
Public Storage	41,654	9,920,733
Regency Centers Corp.	51,056	3,407,477
Rexford Industrial Realty, Inc.	42,976	1,734,941
Ryman Hospitality Properties, Inc.	33,669	2,730,219
Sabra Health Care REIT, Inc.	45,679	899,419
SBA Communications Corp.*	126,499	28,442,035
Segro PLC (United Kingdom)	1,180,292	10,949,049
Simon Property Group, Inc.(a)	94,748	15,136,940
SL Green Realty Corp.	130,031	10,450,591
STORE Capital Corp.	23,969	795,531
Sun Communities, Inc.	78,837	10,106,115
Sunstone Hotel Investors, Inc.	83,712	1,147,692
Taubman Centers, Inc.	8,531	348,321
UDR, Inc.	77,201	3,465,553
Ventas, Inc.(a)	97,809	6,685,245
Vornado Realty Trust	63,949	4,099,131

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.(a)	65,368	$5,329,453
Weyerhaeuser Co.	607,000	15,988,380

		268,291,741

Food & Staples Retailing — 0.7%
Bid Corp. Ltd. (South Africa)	264,072	5,746,551
Carrefour SA (France)(a)	225,500	4,355,013
Costco Wholesale Corp.	44,837	11,848,625
J Sainsbury PLC (United Kingdom)	1,562,900	3,888,281
Koninklijke Ahold Delhaize NV (Netherlands)	326,400	7,336,501
Metcash Ltd. (Australia)	2,040,500	3,673,758
METRO AG (Germany)	267,000	4,882,082
Valor Holdings Co. Ltd. (Japan)	38,700	804,513
Walmart, Inc.	169,565	18,735,237

		61,270,561

Food Products — 1.1%
Bunge Ltd.	225,319	12,552,521
Conagra Brands, Inc.(a)	331,800	8,799,336
Danone SA (France), ADR(a)	1,395,248	23,621,549
Inghams Group Ltd. (Australia)(a)	587,900	1,659,881
Leroy Seafood Group ASA (Norway)	287,700	1,910,029
Mowi ASA (Norway)	72,000	1,684,165
Origin Enterprises PLC (Ireland)	206,800	1,205,552
Premier Foods PLC (United Kingdom)*	672,846	288,611
Prima Meat Packers Ltd. (Japan)	51,600	983,123
Tate & Lyle PLC (United Kingdom)	365,100	3,425,041
Tyson Foods, Inc. (Class A Stock)	442,419	35,720,910
WH Group Ltd. (Hong Kong), 144A	4,635,000	4,710,225

		96,560,943

Health Care Equipment & Supplies — 2.0%
Alcon, Inc. (Switzerland)*(a)	30,415	1,887,251
Becton, Dickinson & Co.	45,500	11,466,455
Coloplast A/S (Denmark) (Class B Stock)	116,023	13,106,947
Danaher Corp.	136,136	19,456,557
DexCom, Inc.*	106,553	15,965,902
Edwards Lifesciences Corp.*	72,396	13,374,437
Hologic, Inc.*	256,840	12,333,457
Intuitive Surgical, Inc.*(a)	36,633	19,215,840
Koninklijke Philips NV (Netherlands)	368,145	16,014,223
Medtronic PLC	308,303	30,025,629
Varian Medical Systems, Inc.*	111,742	15,211,438
Zimmer Biomet Holdings, Inc.	74,400	8,759,856

		176,817,992

Health Care Providers & Services — 0.2%
CVS Health Corp.	351,103	19,131,602
Toho Holdings Co. Ltd. (Japan)	42,900	962,760

		20,094,362

Health Care Technology — 0.2%
Cerner Corp.	278,889	20,442,564

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd. (Australia)	379,909	$8,188,717
Carnival Corp.	203,449	9,470,551
Compass Group PLC (United Kingdom)	614,161	14,725,891
Galaxy Entertainment Group Ltd. (Macau)	1,453,000	9,797,113
Hilton Worldwide Holdings, Inc.	36,277	3,545,714
Las Vegas Sands Corp.	146,123	8,634,408
Marriott International, Inc. (Class A Stock)	17,878	2,508,105
Restaurant Group PLC (The) (United Kingdom)	959,733	1,604,537
Starbucks Corp.	341,156	28,599,108
Yum China Holdings, Inc. (China)	249,950	11,547,690
Yum! Brands, Inc.	150,364	16,640,784

		115,262,618

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	3,720,941
Bellway PLC (United Kingdom)	98,700	3,491,341
Berkeley Group Holdings PLC (United Kingdom)	72,300	3,426,845
Bovis Homes Group PLC (United Kingdom)	194,200	2,550,043
Electrolux AB (Sweden) (Class B Stock)	104,800	2,679,485
JM AB (Sweden)(a)	132,800	3,051,506
Nikon Corp. (Japan)	149,100	2,113,603
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	1,534,815
Sumitomo Forestry Co. Ltd. (Japan)	152,000	1,824,073
Taylor Wimpey PLC (United Kingdom)	1,160,400	2,326,556

		26,719,208

Household Products — 0.7%
Colgate-Palmolive Co.	223,824	16,041,466
Kimberly-Clark Corp.	164,425	21,914,564
Procter & Gamble Co. (The)	226,854	24,874,541

		62,830,571

Industrial Conglomerates — 0.7%
CK Hutchison Holdings Ltd. (Hong Kong)	251,000	2,471,230
General Electric Co.	2,485,667	26,099,503
Rheinmetall AG (Germany)	36,500	4,472,628
Roper Technologies, Inc.	58,749	21,517,409
Siemens AG (Germany)	24,700	2,939,427

		57,500,197

Insurance — 2.3%
Aegon NV (Netherlands)	398,200	1,978,525
AIA Group Ltd. (Hong Kong)	2,311,600	24,995,337
Allianz SE (Germany)	44,000	10,611,792
American International Group, Inc.	609,856	32,493,128
Aviva PLC (United Kingdom)	581,500	3,077,804
AXA SA (France)	196,200	5,152,607
Baloise Holding AG (Switzerland)	22,500	3,982,789

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Chubb Ltd.	185,640	$27,342,915
CNP Assurances (France)	130,800	2,969,134
Helvetia Holding AG (Switzerland)	15,000	1,883,774
Legal & General Group PLC (United Kingdom)	1,300,900	4,457,212
Loews Corp.	227,928	12,460,824
Marsh & McLennan Cos., Inc.	177,492	17,704,827
MetLife, Inc.	357,833	17,773,565
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	20,500	5,146,545
NN Group NV (Netherlands)	70,200	2,824,790
Sompo Holdings, Inc. (Japan)	88,200	3,410,206
Swiss Life Holding AG (Switzerland)	18,600	9,227,926
Swiss Re AG (Switzerland)	55,100	5,597,728
UnipolSai Assicurazioni SpA (Italy)(a)	1,042,100	2,676,819
Zurich Insurance Group AG (Switzerland)	17,600	6,117,581

		201,885,828

Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	19,685	21,314,918
Alphabet, Inc. (Class C Stock)*	35,143	37,986,420
Facebook, Inc. (Class A Stock)*	260,559	50,287,887
Tencent Holdings Ltd. (China)	380,500	17,184,872

		126,774,097

Internet & Direct Marketing Retail — 2.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	439,289	74,437,521
Amazon.com, Inc.*	42,742	80,937,533
Booking Holdings, Inc.*(a)	7,618	14,281,541

		169,656,595

IT Services — 2.1%
Adyen NV (Netherlands), 144A*	9,712	7,502,684
Amadeus IT Group SA (Spain)	185,800	14,742,515
Atos SE (France)	17,800	1,489,848
Automatic Data Processing, Inc.(a)	51,328	8,486,058
Capgemini SE (France)	114,437	14,220,534
Cognizant Technology Solutions Corp. (Class A Stock)	105,900	6,713,001
FleetCor Technologies, Inc.*	29,998	8,424,938
Genpact Ltd.	391,659	14,918,291
InterXion Holding NV (Netherlands)*(a)	27,036	2,057,169
PayPal Holdings, Inc.*	197,020	22,550,909
Visa, Inc. (Class A Stock)(a)	471,751	81,872,386
Worldline SA (France), 144A*	7,120	518,287

		183,496,620

Leisure Products — 0.0%
Mattel, Inc.*(a)	225,063	2,522,956

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 0.6%
Lonza Group AG (Switzerland)*	51,195	$17,311,416
Thermo Fisher Scientific, Inc.	103,658	30,442,281

		47,753,697

Machinery — 1.3%
Atlas Copco AB (Sweden) (Class A Stock)	435,744	13,923,574
Deere & Co.(a)	132,529	21,961,381
Duerr AG (Germany)	57,800	1,974,483
Fortive Corp.(a)	204,827	16,697,497
Hong Leong Asia Ltd. (Singapore)*	377,000	150,603
Illinois Tool Works, Inc.(a)	72,237	10,894,062
JTEKT Corp. (Japan)	204,000	2,486,343
Komatsu Ltd. (Japan)	146,500	3,543,098
NTN Corp. (Japan)	743,500	2,215,979
Rational AG (Germany)	12,163	8,402,083
Sandvik AB (Sweden)	136,600	2,506,343
SKF AB (Sweden) (Class B Stock)	240,400	4,420,371
SMC Corp. (Japan)	21,700	8,131,959
Sumitomo Heavy Industries Ltd. (Japan)	106,100	3,659,700
Tsubakimoto Chain Co. (Japan)	74,400	2,434,516
Vesuvius PLC (United Kingdom)	152,000	1,058,964
Volvo AB (Sweden) (Class B Stock)	455,500	7,228,206

		111,689,162

Marine — 0.0%
Dfds A/S (Denmark)	44,500	1,891,391

Media — 0.5%
Comcast Corp. (Class A Stock)	409,943	17,332,390
Fox Corp. (Class B Stock)	351,815	12,851,802
News Corp. (Class A Stock)	598,100	8,068,369
Reach PLC (United Kingdom)	126,600	125,541
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	2,464,135

		40,842,237

Metals & Mining — 0.3%
Aurubis AG (Germany)	28,200	1,376,660
Ausdrill Ltd. (Australia)	991,000	1,274,025
Bekaert SA (Belgium)	89,000	2,388,281
Boliden AB (Sweden)	113,400	2,905,250
Dowa Holdings Co. Ltd. (Japan)	67,400	2,171,348
Fortescue Metals Group Ltd. (Australia)	822,100	5,213,381
Mineral Resources Ltd. (Australia)	179,200	1,889,504
Rio Tinto Ltd. (Australia)	69,400	5,064,047
voestalpine AG (Austria)	90,700	2,815,192

		25,097,688

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)*(a)^	560,300	13,009
Dollarama, Inc. (Canada)	253,466	8,916,940
Harvey Norman Holdings Ltd. (Australia)(a)	883,000	2,527,422

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Kohl’s Corp.(a)	80,700	$3,837,285
Marks & Spencer Group PLC (United Kingdom)(a)	849,800	2,269,721

		17,564,377

Multi-Utilities — 0.2%
A2A SpA (Italy)	2,139,700	3,712,343
AGL Energy Ltd. (Australia)	241,400	3,390,496
Engie SA (France)	259,300	3,929,732
Sempra Energy	41,632	5,721,902

		16,754,473

Oil, Gas & Consumable Fuels — 2.3%
BP PLC (United Kingdom)	1,516,000	10,578,427
Caltex Australia Ltd. (Australia)	98,100	1,705,407
EQT Corp.	179,830	2,843,112
Equinor ASA (Norway)	125,200	2,468,422
Equitrans Midstream Corp.	191,812	3,780,614
Exxon Mobil Corp.	349,983	26,819,197
Hess Corp.	106,000	6,738,420
Neste OYJ (Finland)	101,317	3,447,600
Occidental Petroleum Corp.(a)	356,392	17,919,390
OMV AG (Austria)	93,900	4,582,879
Pioneer Natural Resources Co.	78,730	12,113,398
Repsol SA (Spain)	323,200	5,073,451
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	409,950	13,384,288
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	458,600	15,026,590
TC Energy Corp. (Canada)	508,508	25,181,316
TOTAL SA (France)	245,500	13,753,600
TOTAL SA (France), ADR	635,071	35,430,611
Woodside Petroleum Ltd. (Australia)	82,100	2,099,112

		202,945,834

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,829,000	1,982,554
UPM-Kymmene OYJ (Finland)	149,300	3,971,505

		5,954,059

Personal Products — 0.4%
Asaleo Care Ltd. (Australia)*	465,100	295,434
Estee Lauder Cos., Inc. (The) (Class A Stock)	91,790	16,807,667
Shiseido Co. Ltd. (Japan)	181,200	13,708,234

		30,811,335

Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	317,600	4,531,356
GlaxoSmithKline PLC (United Kingdom)	580,400	11,619,711
Johnson & Johnson	192,925	26,870,594
Merck & Co., Inc.	361,992	30,353,029
Novartis AG (Switzerland), ADR(a)	150,372	13,730,467
Novo Nordisk A/S (Denmark), ADR	440,126	22,464,031

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Perrigo Co. PLC(a)	201,500	$9,595,430
Pfizer, Inc.	811,441	35,151,624
Roche Holding AG (Switzerland)	71,900	20,244,574
Sanofi (France)	156,800	13,551,255
Sawai Pharmaceutical Co. Ltd. (Japan)	51,000	2,755,538
Teva Pharmaceutical Industries Ltd. (Israel)*	106,300	986,410
Towa Pharmaceutical Co. Ltd. (Japan)(a)	98,400	2,502,712
UCB SA (Belgium)	47,800	3,963,788
Zoetis, Inc.	211,859	24,043,878

		222,364,397

Professional Services — 0.4%
Experian PLC (United Kingdom)	531,460	16,104,061
Nielsen Holdings PLC(a)	344,500	7,785,700
RELX PLC (United Kingdom)	617,447	14,993,772

		38,883,533

Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,516,365
Lendlease Group (Australia)	277,200	2,530,991
Nomura Real Estate Holdings, Inc. (Japan)	159,400	3,434,329
Wheelock & Co. Ltd. (Hong Kong)	230,000	1,652,200

		9,133,885

Road & Rail — 0.4%
Canadian National Railway Co. (Canada)	210,043	19,439,664
DSV A/S (Denmark)	61,281	6,020,545
Firstgroup PLC (United Kingdom)*	1,680,400	2,090,354
Go-Ahead Group PLC (The) (United Kingdom)	96,500	2,423,690
National Express Group PLC (United Kingdom)	469,400	2,397,010

		32,371,263

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	338,856	15,218,023
Infineon Technologies AG (Germany)	588,244	10,381,263
NVIDIA Corp.	118,800	19,510,524
NXP Semiconductors NV (Netherlands)	113,585	11,087,032
QUALCOMM, Inc.	697,412	53,052,131
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,341,000	17,933,740
Texas Instruments, Inc.(a)	146,185	16,776,191
Ulvac, Inc. (Japan)	79,300	2,518,233
Xinyi Solar Holdings Ltd. (China)	3,350,000	1,654,207

		148,131,344

Software — 3.4%
Adobe, Inc.*	47,464	13,985,268
Autodesk, Inc.*	325,124	52,962,700
Check Point Software Technologies Ltd. (Israel)*(a)	103,381	11,951,877

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Intuit, Inc.	73,058	$19,092,247
Microsoft Corp.	761,814	102,052,603
Oracle Corp.(a)	756,248	43,083,448
salesforce.com, Inc.*	105,854	16,061,227
SAP SE (Germany)	130,637	17,947,749
Temenos AG (Switzerland)*	81,639	14,619,503

		291,756,622

Specialty Retail — 0.3%
Geo Holdings Corp. (Japan)	96,500	1,237,380
Kingfisher PLC (United Kingdom)	938,200	2,557,981
Nitori Holdings Co. Ltd. (Japan)	70,000	9,291,191
TJX Cos., Inc. (The)	260,854	13,793,960

		26,880,512

Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	47,436	20,197,454
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	2,892,004

		23,089,458

Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	383,548	12,187,271
Paragon Banking Group PLC (United Kingdom)	512,700	2,859,809

		15,047,080

Tobacco — 0.3%
Imperial Brands PLC (United Kingdom)	240,000	5,633,542
Philip Morris International, Inc.	232,938	18,292,621

		23,926,163

Trading Companies & Distributors — 0.3%
Ferguson PLC	138,256	9,842,133
ITOCHU Corp. (Japan)	379,700	7,267,121
Marubeni Corp. (Japan)	478,600	3,175,244
Mitsui & Co. Ltd. (Japan)	211,500	3,449,589

		23,734,087

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	411,300	10,457,825
NTT DOCOMO, Inc. (Japan)	102,900	2,400,035
Rogers Communications, Inc. (Canada) (Class B Stock)	178,261	9,542,283

		22,400,143

TOTAL COMMON STOCKS (cost $3,594,058,061)		4,371,630,766

EXCHANGE-TRADED FUNDS — 9.8%
iShares 3-7 Year Treasury Bond ETF	295,435	37,153,906
iShares Core U.S. Aggregate Bond ETF(a)	1,089,906	121,361,033
iShares iBoxx $ Investment Grade Corporate Bond ETF	101,900	12,673,303
iShares JPMorgan USD Emerging Markets Bond ETF(a)	337,688	38,256,673

EXCHANGE-TRADED FUNDS (continued)	Shares	Value
iShares MSCI EAFE ETF(a)	2,669,259	$175,450,394
iShares Russell 1000 Growth ETF(a)	596,431	93,842,454
iShares Russell 1000 Value ETF(a)	733,224	93,280,757
iShares Russell 2000 ETF(a)	154,146	23,969,703
iShares TIPS Bond ETF(a)	239,816	27,696,350
SPDR S&P 500 ETF Trust	515,634	151,080,762
Vanguard Real Estate ETF(a)	317,380	27,739,012
Vanguard Total International Bond ETF(a)	817,352	46,834,270

TOTAL EXCHANGE-TRADED FUNDS (cost $747,903,545)		849,338,617

PREFERRED STOCKS — 0.3%
Capital Markets — 0.0%
State Street Corp., 5.350%	15,000	396,750

Electric Utilities — 0.2%
NextEra Energy, Inc., CVT, 6.123%	210,294	13,654,390

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series A, CVT, 6.125%	51,611	3,195,237

Multi-Utilities — 0.1%
Sempra Energy, Series A, CVT, 6.000%	80,932	9,023,109
Sempra Energy, Series B, CVT, 6.750%	19,483	2,163,002

		11,186,111

TOTAL PREFERRED STOCKS (cost $23,468,034)		28,432,488

	Units

RIGHTS* — 0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/08/19	339,774	533,173

Oil, Gas & Consumable Fuels — 0.0%
Repsol SA (Spain), expiring 07/08/19	323,200	179,272

TOTAL RIGHTS (cost $740,941)		712,445

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.1%
Automobiles — 0.1%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	2,900	3,110,072
Hertz Vehicle Financing II LP,
Series 2016-02A, Class A, 144A
2.950%	03/25/22	100	100,664
Series 2019-02A, Class A, 144A
3.420%	05/25/25	200	204,380

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	$2,999,427
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	623,369
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,731,641

			9,769,553

Collateralized Loan Obligations — 2.1%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%
3.867%(c)	07/15/30	4,500	4,491,005
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	07/15/29	500	500,013
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%
3.861%(c)	07/16/29	2,000	1,995,121
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%
3.901%(c)	01/16/30	3,000	2,994,758
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%
3.552%(c)	04/23/31	1,500	1,480,871
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%
3.628%(c)	07/17/28	1,200	1,196,530
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.941%(c)	07/18/30	2,500	2,503,578
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	07/15/29	1,500	1,500,882
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%
3.597%(c)	04/15/29	188	187,577
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	04/15/29	1,000	997,180
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%
3.558%(c)	04/17/31	4,000	3,944,083
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	01/20/32	6,500	6,513,820
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%
3.822%(c)	04/20/31	2,000	1,996,930
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%
3.812%(c)	07/20/31	750	748,525
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.561%(c)	04/24/31	4,000	3,948,904
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050%
3.631%(c)	04/24/30	7,500	7,448,416
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.702%(c)	01/22/31	3,250	3,227,729
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040%
3.632%(c)	04/20/31	2,500	2,472,254

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180%
3.772%(c)	10/20/31	2,250	$2,236,599
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%
3.610%(c)	04/25/31	5,000	4,931,570
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/23/29	5,250	5,245,410
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1B, 144A, 3 Month LIBOR + 1.500%
4.092%(c)	10/20/28	6,000	5,999,336
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%
3.871%(c)	07/18/30	4,000	4,017,870
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930%
3.450%(c)	05/20/29	6,000	5,964,268
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.742%(c)	07/20/31	1,200	1,189,980
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.811%(c)	01/16/31	3,000	2,975,666
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	3,000	2,989,061
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/22/30	4,000	3,987,891
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
3.668%(c)	04/17/31	3,000	2,966,214
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.833%(c)	10/30/30	4,000	3,999,451
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%
3.642%(c)	04/20/31	3,000	2,969,462
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.718%(c)	01/17/31	4,000	3,980,161
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%
3.862%(c)	07/20/30	6,000	5,996,929
Regatta VIII Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
3.838%(c)	10/17/30	1,500	1,495,950
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.622%(c)	04/20/31	1,000	988,676
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%
3.767%(c)	07/15/31	4,250	4,212,405
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%
3.788%(c)	08/15/30	1,250	1,255,025
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/23/31	4,250	4,231,955
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%
3.882%(c)	10/20/28	4,750	4,752,288

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%
3.860%(c)	07/25/30	1,250	$1,249,016
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%
3.939%(c)	01/20/32	5,000	5,023,726
TCW CLO Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000%
4.679%(c)	02/15/29	4,000	4,000,119
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.827%(c)	07/15/29	2,250	2,249,058
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%
3.997%(c)	07/15/27	4,500	4,460,802
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	10/18/31	5,250	5,213,805
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%
3.900%(c)	07/25/29	3,500	3,506,858
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.790%(c)	01/25/31	3,000	2,976,965
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%
4.180%(c)	01/25/31	1,750	1,725,803
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%
4.097%(c)	04/15/29	2,000	1,977,452
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1, 144A, 3 Month LIBOR + 1.650%
4.242%(c)	07/20/28	4,250	4,250,385
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.550%(c)	04/25/31	3,000	2,961,702
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/20/29	4,000	3,995,045
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.738%(c)	01/17/31	3,750	3,729,501
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%
3.688%(c)	07/17/31	7,000	6,923,363
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%
3.742%(c)	01/22/31	2,000	1,988,312
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.967%(c)	07/15/29	1,500	1,506,041

			182,272,296

Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2017-01A, Class A, 144A
2.830%	12/22/25	971	967,964
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,300	1,349,150
Series 2019-01A, Class A, 144A
3.000%	12/20/27	1,900	1,899,565
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	600	599,887

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	300	$299,976
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	499,181
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	501,479
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	850	864,585
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	506,718
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,249,544
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	2,750	2,751,285
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,010	1,020,258
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,200	1,230,653
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	900	925,474
PNMAC GMSR Issuer Trust,
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%
5.054%(c)	08/25/25	1,000	1,003,529
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A, 144A
3.200%	05/27/36	1,937	1,959,310

			17,628,558

Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,500	2,776,022

Home Equity Loans — 0.4%
ABFC Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700%
3.104%(c)	06/25/34	55	54,303
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600%
3.004%(c)	10/25/34	326	328,347
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780%
3.184%(c)	04/25/34	884	876,175
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W07, Class A2, 1 Month LIBOR + 1.040%
3.444%(c)	05/25/34	149	143,126
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%
3.379%(c)	12/25/34	3,296	3,313,117

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035%
3.439%(c)	06/25/35	1,569	$1,583,145
Series 2006-HE01, Class 1M1, 1 Month LIBOR + 0.410%
2.814%(c)	12/25/35	4	4,563
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200%
2.604%(c)	04/25/37	276	401,778
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145%
2.549%(c)	09/25/36	888	858,704
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210%
2.614%(c)	12/25/36	2,900	2,801,697
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-HE03, Class A, 1 Month LIBOR + 0.760%
3.164%(c)	12/25/33	79	78,805
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460%
2.864%(c)	10/25/35	200	188,997
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070%
2.474%(c)	08/25/37	940	591,932
Home Equity Asset Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%
3.259%(c)	08/25/34	244	243,340
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW02, Class AV4, 1 Month LIBOR + 0.150%
2.554%(c)	08/25/36	628	625,478
Mastr Asset Backed Securities Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.110%
2.514%(c)	08/25/36	3,617	1,866,342
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660%
3.064%(c)	01/25/35	602	596,273
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060%
2.464%(c)	05/25/37	22	19,634
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.330%
2.734%(c)	11/25/35	3,000	2,953,344
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.290%
2.694%(c)	03/25/36	700	687,892
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.470%)
3.109%(c)	01/25/36	400	398,752
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855%
3.259%(c)	11/25/34	756	761,514
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M1, 1 Month LIBOR + 0.440%
2.844%(c)	11/25/35	571	572,062
RAMP Trust,
Series 2005-EFC04, Class M3, 1 Month LIBOR + 0.480%
2.884%(c)	09/25/35	5,873	5,916,014
RASC Trust,
Series 2005-AHL01, Class M1, 1 Month LIBOR + 0.675% (Cap 14.000%, Floor 0.450%)
3.079%(c)	09/25/35	156	155,248

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440% (Cap 14.000%, Floor 0.440%)
2.844%(c)	11/25/35	2,000	$2,003,592
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	581	332,150
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840%
3.244%(c)	08/25/35	2,200	2,031,483
Series 2006-03, Class A4, 1 Month LIBOR + 0.250%
2.654%(c)	11/25/36	4,000	3,742,470
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060%
2.464%(c)	11/25/36	24	10,068
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180%
2.584%(c)	05/25/36	492	491,364
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940%
3.344%(c)	11/25/33	56	54,563
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.654%(c)	04/25/37	4,375	2,302,046

			36,988,318

Other — 0.1%
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A
—%(p)	11/27/20	3,490	3,490,000
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%
5.204%(c)	06/25/24	3,780	3,780,000

			7,270,000

Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.390%
2.794%(c)	03/25/36	2,618	2,614,184
Asset-Backed Pass-Through Certificates,
Series 2005-R04, Class M2, 1 Month LIBOR + 0.675%
3.079%(c)	07/25/35	6,256	6,272,703
Bayview Opportunity Master Fund IVb Trust,
Series 2018-RN09, Class A1, 144A
4.213%	10/29/33	597	601,704
Bear Stearns Asset-Backed Securities Trust,
Series 2007-AQ01, Class A1, 1 Month LIBOR + 0.110%
2.514%(c)	04/25/31	110	158,790
C-BASS TRUST,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060%
2.464%(c)	11/25/36	20	12,280
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050%
3.454%(c)	09/25/34	396	394,350
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140%
2.544%(c)	06/25/37	2,514	2,365,473
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.590%(c)	12/26/46	2,716	2,728,908

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	561	$568,167
Series 2019-06R, 144A
—%(p)	10/25/46	3,340	3,340,000
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120%
2.524%(c)	07/25/37	40	26,774
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
5.684%(cc)	12/25/36	41	16,150
CWABS Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
2.934%(c)	02/25/36	700	699,150
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240%
2.644%(c)	05/25/36	4,209	4,198,357
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.864%(c)	05/25/36	2,600	2,564,525
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740%
3.144%(c)	08/25/47	868	859,962
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.190% (Cap 12.250%, Floor 0.190%)
2.594%(c)	05/25/36	1,839	1,412,653
First Franklin Mortgage Loan Trust,
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.240%
2.644%(c)	04/25/36	1,100	1,028,584
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115%
2.519%(c)	07/25/36	2,680	2,527,274
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
2.714%(c)	07/25/36	1,000	956,620
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735%
3.139%(c)	09/25/35	169	168,580
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.090%
2.494%(c)	06/25/36	1,304	854,130
Series 2007-HE02, Class A2C, 1 Month LIBOR + 0.270%
2.674%(c)	03/25/47	2,785	2,590,215
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
2.554%(c)	12/25/46	2,328	1,454,377
Home Equity Mortgage Loan Asset-Backed Trust Series INABS,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160%
2.564%(c)	07/25/37	4,378	2,975,401
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.110%
2.514%(c)	08/25/36	65	48,097
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550%
2.954%(c)	11/25/36	7,700	7,544,248
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%
4.180%(c)	01/28/70	558	568,558
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	465	472,236
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	870	877,005
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	686	694,079

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,492	$1,502,710
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	642	644,673
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780%
3.184%(c)	08/25/35	2,000	1,985,624
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160%
2.564%(c)	12/25/36	5,854	4,427,213
Meritage Mortgage Loan Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750%
3.154%(c)	11/25/35	104	106,457
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.080%
2.484%(c)	09/25/37	4	2,087
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.120%
2.524%(c)	02/25/37	10	4,520
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.050%
2.454%(c)	07/25/36	42	20,555
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050%
2.454%(c)	11/25/36	1	465
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ02, Class M3, 1 Month LIBOR + 1.035%
3.439%(c)	02/25/35	2,874	2,881,821
Series 2005-WCW02, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	07/25/35	461	461,586
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470%
2.874%(c)	09/25/35	938	940,161
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330%
2.734%(c)	04/25/36	400	399,072
RMAT LP,
Series 2018-NPL01, Class A1, 144A
4.090%	05/25/48	177	177,834
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.480%)
2.709%(c)	05/25/35	500	478,286
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.520%)
2.709%(c)	05/25/35	772	625,070
Series 2006-02, Class M1, 1 Month LIBOR + 0.290%
2.694%(c)	09/25/36	3,000	2,811,102
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310%
2.714%(c)	09/25/47	661	642,096
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130%
2.534%(c)	05/25/37	211	162,866
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.060%
2.464%(c)	12/25/36	63	20,670
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050%
2.454%(c)	12/25/36	2	967
Structured Asset Investment Loan Trust,
Series 2005-04, Class M3, 1 Month LIBOR + 0.720%
3.124%(c)	05/25/35	2,112	2,119,338

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2005-06, Class M3, 1 Month LIBOR + 0.810%
3.214%(c)	07/25/35		3,000	$2,979,921
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	3,693	4,191,354
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-VA01, Class A1, 144A, 3 Month GBP LIBOR + 1.200%
2.004%(c)	02/20/54	GBP	1,087	1,382,820
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		932	936,318
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,347	2,364,957
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		352	358,468
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		154	159,868
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		891	914,867
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	05/25/58		748	752,119
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		592	593,416
Wachovia Mortgage Loan Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.660% (Cap 13.000%, Floor 0.440%)
3.064%(c)	10/25/35		1,762	1,759,179
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060%
2.464%(c)	10/25/36		73	37,044

				88,439,038

Student Loans — 0.2%
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150%
3.554%(c)	03/25/66		913	915,993
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250%
4.644%(c)	06/16/42		420	424,781
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		99	99,101
SLM Student Loan Trust,
Series 2003-02, Class A5
—%(p)	12/15/23	EUR	51	57,688
Series 2003-05, Class A5, 3 Month EURIBOR + 0.270%
—%(p)	06/17/24	EUR	174	197,046
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%
0.239%(c)	07/25/39	EUR	900	989,530
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550%
3.130%(c)	10/25/64		1,000	985,678
Sofi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		7,000	7,369,915

Interest Rate	Maturity Date		Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
SoFi Professional Loan Program LLC,
Series 2017-A, Class A2A, 144A
1.550%	03/26/40			192	$191,840
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41			589	588,261

					11,819,833

TOTAL ASSET-BACKED SECURITIES (cost $347,828,867)					356,963,618

BANK LOANS — 0.2%
Banks — 0.1%
Qatar National Bank,
Term Loan, 3 Month LIBOR + 0.900%
3.583%(c)	12/22/20	^		5,000	4,987,500

Chemicals — 0.0%
Avantor, Inc. (United Kingdom),
Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%
3.250%(c)	11/21/24		EUR	173	197,521

Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.902%(c)	09/29/25			481	486,063
Term B USD Loan, 1 Month LIBOR + 3.750%
6.152%(c)	09/30/24			467	466,102

					952,165

Diversified Financial Services — 0.1%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26		EUR	203	231,380
Term B, 3 Month GBP LIBOR + 4.750%
5.524%(c)	02/06/25		GBP	395	493,716
Term B1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25		EUR	890	1,001,409
Sigma Bidco BV (United Kingdom),
Facility B4 Loan, 3 Month GBP LIBOR + 4.000%
4.853%(c)	07/02/25		GBP	1,450	1,786,573

					3,513,078

Electric — 0.0%
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1—3 Month LIBOR + 2.000%
4.376%(c)	12/31/25			602	600,867
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	08/04/23			254	253,485

					854,352

Lodging — 0.0%
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
4.152%(c)	03/27/25			583	578,991

Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.330%(c)	04/20/26			357	352,134

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software — 0.0%
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22	1,085	$1,083,760

Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25	1,182	1,152,819

TOTAL BANK LOANS (cost $14,010,505)			13,672,320

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.365%(cc)	05/15/49	4,200	4,438,616
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,200	4,340,252
Series 2017-BNK06, Class A4
3.254%	07/15/60	3,200	3,334,181
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,675	1,743,171
Series 2019-BN18, Class A3
3.325%	05/15/62	1,400	1,465,927
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	2,600	2,711,825
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,178,139
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	507,224
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	427,781
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,599,256
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	570,661
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,434,607
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,843,781
Series 2019-CF01, Class A4
3.523%	05/15/52	2,500	2,646,564
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	3,000	3,121,700
Series 2017-CD05, Class A3
3.171%	08/15/50	3,300	3,414,447
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB
0.359%(cc)	02/10/48	76,865	1,133,528

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5
3.694%	08/10/47	2,083	$2,202,915
Series 2015-CR26, Class A4
3.630%	10/10/48	240	254,776
Series 2015-PC01, Class A5
3.902%	07/10/50	5,664	6,058,114
Series 2016-DC02, Class A5
3.765%	02/10/49	1,775	1,895,160
Series 2017-COR02, Class A2
3.239%	09/10/50	3,750	3,887,330
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	4,470	4,741,868
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	800,779
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150%
4.544%(c)	05/15/36	2,500	2,508,610
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	4,000	4,009,398
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,777,800
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,300	1,322,865
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36	1,200	1,165,693
GS Mortgage Securities Corp.,
Series 2018-GS10, Class A4
3.890%	07/10/51	1,550	1,685,994
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA
2.111%(cc)	11/10/45	2,500	136,744
Series 2017-GS06, Class A2
3.164%	05/10/50	3,100	3,206,572
Series 2017-GS07, Class A3
3.167%	08/10/50	5,540	5,673,316
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	324,646
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,800	1,892,369
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43	1,116	1,131,285
Series 2016-JP02, Class A3
2.559%	08/15/49	2,800	2,796,262
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	3,101,429
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,450	2,556,615

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		8,714	$9,130,349
Series 2016-C30, Class A4
2.600%	09/15/49		5,750	5,750,122
Series 2016-C31, Class A5
3.102%	11/15/49		5,000	5,138,014
Morgan Stanley Capital I Trust,
Series 2017-HR02, Class A3
3.330%	12/15/50		5,200	5,434,086
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	988	767,614
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, 144A, IO
—%(p)	06/15/33		184,540	1,753
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	233,178
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50		4,300	4,449,338
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.003%	09/13/28		700	710,288
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,685,053
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,516,256
Series 2016-LC24, Class A3
2.684%	10/15/49		1,600	1,604,513
Series 2017-C39, Class A4
3.157%	09/15/50		5,000	5,152,046
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,386,444
Series 2017-RB01, Class A4
3.374%	03/15/50		4,700	4,920,242

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $139,954,864)				143,921,496

CORPORATE BONDS — 10.9%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.100%	05/01/26		2,560	2,634,566
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,425	1,453,500
7.500%	03/15/25		900	902,520
7.875%	04/15/27		1,125	1,126,406
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23		400	412,802

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25		1,100	$1,186,241

				7,716,035

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		995	1,005,510
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.590%
3.118%(c)	08/14/20		1,900	1,904,580
Gtd. Notes
3.222%	08/15/24		2,965	2,984,472
Gtd. Notes, 3 Month LIBOR + 0.880%
3.398%(c)	08/15/22		2,200	2,205,945
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		4,000	4,010,807
Japan Tobacco, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	04/13/21		300	297,348

				12,408,662

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		1,256	1,317,024
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		975	991,571
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates, Series AA
3.575%	07/15/29		436	451,979
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		227	230,376
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,080	1,081,312
3.625%	03/15/22		1,750	1,779,868
Latam Airlines Group SA Pass-Through Trust (Chile),
Pass-Through Certificates
4.200%	08/15/29		3,572	3,606,178
4.500%	08/15/25		5,304	5,251,309
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		6,789	6,188,476
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates, Series AA
3.100%	01/07/30		1,340	1,346,063

				22,244,156

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	685,594

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.915%(c)	11/05/21		300	$300,647
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.014%(c)	04/12/21		365	365,315
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
3.035%(c)	08/13/21		1,200	1,203,529
Gtd. Notes, 144A
3.100%	04/12/21		490	495,733
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.430%
2.965%(c)	02/12/21		1,000	998,883
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	1,100	1,275,706
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.425%	06/12/20		500	498,102
3.096%	05/04/23		1,510	1,487,907
3.157%	08/04/20		2,600	2,609,730
3.200%	01/15/21		2,400	2,407,422
3.219%	01/09/22		5,050	5,051,892
3.336%	03/18/21		200	201,027
5.875%	08/02/21		700	738,121
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420%
0.100%(c)	12/07/22	EUR	400	436,210
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.273%(c)	09/24/20		500	499,528
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	22,140
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		5,110	5,120,016
3.450%	04/10/22		3,125	3,169,283
3.500%	07/10/19		2,500	2,500,504
3.700%	05/09/23		1,605	1,628,337
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.150%	02/26/20		300	298,838
2.850%	01/15/21		1,700	1,703,326
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.600%	09/28/22		100	99,544
2.800%	01/13/22		500	501,257
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
2.930%(c)	03/15/21		400	398,946
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420%
0.102%(c)	06/15/21	EUR	300	340,482
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	500	573,906
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.450%	11/20/19		500	499,788
3.875%	11/13/20		1,100	1,123,373

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
4.000%	11/12/21			1,700	$1,754,631
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
3.305%(c)	11/13/20			1,800	1,807,346
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
3.475%(c)	11/12/21			2,200	2,217,594

					42,329,063

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24		EUR	701	661,599
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26			150	154,125
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)		1,000	997,500
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26			1,200	1,065,000
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27		EUR	300	346,247
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27			1,100	1,105,500
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25			2,500	2,590,155
Schaeffler Finance BV (Germany),
Gtd. Notes
3.250%	05/15/25		EUR	500	588,404
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.000%	04/29/20			1,300	1,306,596

					8,815,126

Banks — 3.5%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			400	420,513
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
3.300%	05/17/21			1,600	1,629,056
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—	(rr)	EUR	400	470,236
6.750%(ff)	—	(rr)	EUR	1,200	1,401,919
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.848%	04/12/23			1,000	1,038,100
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)		795	887,459
Jr. Sub. Notes, Series FF
5.875%(ff)	—	(rr)		1,930	2,014,534
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)		930	935,813

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28			660	$688,149
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22			1,340	1,365,824
3.824%(ff)	01/20/28			1,395	1,476,675
3.974%(ff)	02/07/30			705	755,691
4.078%(ff)	04/23/40			1,670	1,780,884
4.125%	01/22/24			1,100	1,176,484
4.271%(ff)	07/23/29			730	797,303
Sub. Notes, MTN
4.000%	01/22/25			4,750	4,996,082
4.450%	03/03/26			4,090	4,411,650
Bank of Ireland (Ireland),
Jr. Sub. Notes
7.375%(ff)	—	(rr)	EUR	300	359,886
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22			1,135	1,152,374
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	—	(rr)		1,205	1,199,831
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24		EUR	2,000	2,255,916
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22			600	655,128
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	—	(rr)	EUR	1,500	1,722,707
7.000%(ff)	—	(rr)	GBP	600	767,687
7.125%(ff)	—	(rr)	GBP	2,100	2,783,581
8.000%(ff)	—	(a)(rr)	EUR	800	983,573
8.000%(ff)	—	(rr)		700	734,125
Sr. Unsec’d. Notes
3.684%	01/10/23			1,570	1,590,564
4.610%(ff)	02/15/23			2,700	2,793,632
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.948%(c)	02/15/23			800	795,754
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
4.209%(c)	01/10/23			2,600	2,605,486
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.655%(c)	08/10/21			4,000	4,087,980
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27		GBP	2,000	2,589,939
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29			1,625	1,733,196
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28			440	476,708
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23			915	941,230
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27			285	290,181

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes, 144A, MTN
4.500%	03/15/25			1,440	$1,517,713
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21			1,100	1,122,329
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20			1,950	1,960,556
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)		2,395	2,462,826
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)		1,020	1,048,050
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)		410	450,299
Sr. Unsec’d. Notes
3.520%(ff)	10/27/28			730	752,896
3.700%	01/12/26			3,025	3,184,417
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.540%(c)	04/25/22			3,200	3,227,024
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.950%(c)	09/01/23			1,500	1,527,660
Sub. Notes
4.450%	09/29/27			3,850	4,148,008
4.600%	03/09/26			745	806,060
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
3.091%(c)	05/26/20			2,700	2,706,850
Compass Bank,
Sr. Unsec’d. Notes
3.500%	06/11/21			1,600	1,630,589
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
5.500%(ff)	—	(rr)	EUR	2,100	2,483,427
6.625%(ff)	—	(rr)	EUR	1,800	2,264,005
Sr. Unsec’d. Notes
6.875%	03/19/20		EUR	2,000	2,382,225
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
3.193%(c)	09/26/23			1,400	1,400,024
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23			1,700	1,793,281
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21			500	507,826
3.750%	03/26/25			240	250,654
3.800%	09/15/22			3,350	3,472,950
3.800%	06/09/23			1,650	1,711,168
Gtd. Notes, 3 Month LIBOR + 2.290%
4.891%(c)	04/16/21			3,100	3,198,622
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21			800	819,271
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
2.246%	07/16/19			1,100	1,099,919

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21			300	$297,738
4.250%	02/04/21			2,500	2,522,089
4.250%	10/14/21			6,900	6,995,057
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.815%
3.406%(c)	01/22/21			900	887,976
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.855%(c)	02/04/21			2,475	2,454,303
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21			160	159,319
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22			1,050	1,082,356
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23		JPY	150,000	1,460,669
Gov’t. Gtd. Notes, 144A, MTN
1.625%	09/01/21			4,200	4,159,347
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21			200	199,572
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20			500	498,963
Gov’t. Liquid Gtd. Notes, 144A
2.875%	01/29/22			500	510,552
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	(a)		500	511,692
3.450%	07/27/26			390	396,772
4.200%	08/08/23			2,000	2,122,407
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23			2,900	3,020,994
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.000%	03/30/22			1,400	1,411,494
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—	(rr)		1,850	1,852,312
Jr. Sub. Notes, Series O
5.300%(ff)	—	(rr)		440	459,250
Sr. Unsec’d. Notes
3.500%	01/23/25			6,145	6,357,379
3.750%	02/25/26			235	245,297
3.850%	01/26/27			1,905	1,991,098
4.223%(ff)	05/01/29			900	965,258
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.610%(c)	09/15/20			2,400	2,423,026
HSBC Bank (Canada),
Covered Bonds, 144A
3.300%	11/28/21			2,400	2,471,393
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%(ff)	—	(rr)	GBP	800	1,066,331
6.500%(ff)	—	(rr)		300	314,484

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.120%(c)	05/18/21			2,675	$2,677,113
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29			500	546,831
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.500%	03/18/20			2,600	2,610,226
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22			900	917,550
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.320%(c)	10/02/23			2,800	2,796,614
Sr. Unsec’d. Notes
4.100%	10/02/23			2,800	2,957,870
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series Z
5.300%(ff)	—	(rr)		2,750	2,781,817
Sr. Unsec’d. Notes
2.950%	10/01/26			1,430	1,455,675
3.125%	01/23/25			5,740	5,902,576
3.200%	01/25/23			2,265	2,324,235
3.702%(ff)	05/06/30			690	727,515
3.964%(ff)	11/15/48			930	986,721
4.005%(ff)	04/23/29			1,565	1,688,206
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.480%(c)	04/25/23			3,100	3,113,836
Sub. Notes
3.875%	09/10/24			1,250	1,314,167
4.250%	10/01/27			1,175	1,272,591
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22		SEK	63,200	7,297,095
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27		GBP	1,500	2,371,323
Gtd. Notes, 3 Month LIBOR + 0.490%
3.055%(c)	05/07/21			300	299,884
Gtd. Notes
3.300%	05/07/21			1,200	1,218,771
Sub. Notes, EMTN
6.500%	03/24/20		EUR	300	356,646
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—	(rr)	EUR	200	235,623
7.500%(ff)	—	(rr)		1,000	1,051,250
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.186%(c)	06/21/21			1,000	1,000,337
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21			2,600	2,625,042
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
4.400%(c)	03/01/21	(a)		412	421,588
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.451%(c)	09/11/24			1,700	1,716,015

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24			1,100	$1,151,852
Morgan Stanley,
Jr. Sub. Notes, Series J
5.550%(ff)	—	(rr)		1,535	1,551,885
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29			1,000	1,049,141
3.875%	01/27/26			910	967,341
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28			7,435	7,741,695
Sub. Notes, GMTN
4.350%	09/08/26			1,450	1,554,873
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	09/08/19			800	799,792
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50		DKK	51,697	7,757,565
1.500%	10/01/50		DKK	36,954	5,727,896
1.500%	10/01/50		DKK	31,499	4,863,268
2.000%	10/01/47		DKK	15,202	2,391,042
2.500%	10/01/47		DKK	5	754
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.975%(c)	05/17/21			1,400	1,400,241
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
3.872%(c)	05/31/21			3,500	3,530,732
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.973%(c)	04/30/21			1,680	1,684,678
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21			4,540	4,620,619
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	—	(a)(rr)		300	307,500
8.625%(ff)	—	(rr)		200	215,550
Sr. Unsec’d. Notes
3.875%	09/12/23			500	512,812
4.519%(ff)	06/25/24	(a)		1,800	1,874,763
5.076%(ff)	01/27/30			2,800	3,037,820
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.899%(c)	06/25/24			3,200	3,193,024
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—	(rr)	GBP	200	269,548
Sr. Unsec’d. Notes
2.875%	10/16/20			2,000	2,003,280
2.875%	08/05/21			2,300	2,301,311
4.796%(ff)	11/15/24			2,700	2,868,750
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22			300	306,736
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.539%(c)	04/06/20			1,600	1,602,859

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—	(rr)		1,280	$1,313,011
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.938%(c)	01/17/20			1,445	1,446,916
Gtd. Notes
2.450%	01/16/20			2,825	2,825,613
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21			2,600	2,623,707
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
2.000%	06/17/26		SEK	35,000	4,146,713
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21			1,400	1,404,145
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%
3.031%(c)	06/08/20			1,900	1,907,368
Sr. Unsec’d. Notes, 144A, MTN
2.200%	06/08/20			2,200	2,197,032
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22			2,900	2,914,398
2.859%(ff)	08/15/23			1,620	1,634,162
3.491%	05/23/23			3,000	3,075,531
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23			6,300	7,160,895
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.813%(c)	10/31/23			1,600	1,630,262

					303,765,824

Beverages — 0.0%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21			860	878,534
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21			600	596,001

					1,474,535

Biotechnology — 0.0%
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22			950	975,783
4.550%	02/20/48	(a)		600	687,605

					1,663,388

Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22			300	299,970
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48			300	295,852

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (continued)
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/20	1,100	$1,103,627
Owens Corning,
Sr. Unsec’d. Notes
4.200%	12/15/22	2,600	2,705,922
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	624,000

			5,029,371

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,230	1,153,494
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23	300	313,362
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21	1,480	1,531,718
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20	860	859,719
3.800%	03/15/25	858	897,391
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20	740	739,082
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	2,270	2,552,672
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,000	1,035,000
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	173,656
5.250%	01/15/45	1,220	1,351,362
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,800	1,849,802
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	525	568,914
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	425	438,577
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	400	402,800
3.933%	04/23/21	600	610,888

			14,478,437

Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21	700	692,459

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
3.105%(c)	08/04/20	5,200	$5,205,928
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19	1,500	1,498,227
3.300%	12/01/26	2,670	2,705,741
4.500%	02/15/45	625	660,243
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	848	881,987
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	875	892,500
5.250%	01/15/30	350	359,625
5.500%	05/15/27	975	1,026,187
6.500%	12/15/26	500	541,250

			14,464,147

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	5,750	5,925,033
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22	1,000	1,016,754

			6,941,787

Diversified Financial Services — 0.7%
Aareal Bank AG (Germany),
Pfandbrief
2.625%	07/15/21	2,600	2,626,281
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	1,000	1,031,205
4.625%	10/30/20	1,600	1,640,649
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20	200	207,158
Sr. Unsec’d. Notes
4.125%	03/30/20	350	353,384
4.250%	04/15/21	250	254,687
American Express Co.,
Sr. Unsec’d. Notes
3.400%	02/22/24	1,300	1,356,255
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
2.750%	09/18/22	1,600	1,596,749
3.500%	09/18/27	500	496,828
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN
3.380%	03/07/28	1,200	1,265,580
Doric Nimrod Air Finance Alpha Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24	758	789,202
Doric Nimrod Air Three Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25	1,037	1,066,314

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
10.459%(s)	10/08/20		EUR	2,285	$2,507,335
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20			2,700	2,687,181
ICBCIL Finance Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.125%	09/29/19			2,100	2,097,333
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20			2,300	2,481,499
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50		DKK	30,599	4,590,198
1.500%	10/01/50		DKK	7,681	1,192,077
1.500%	10/01/50		DKK	18,200	2,813,928
2.000%	10/01/47		DKK	4,474	702,729
2.500%	10/01/47		DKK	5	788
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	12/23/24	(d)		400	6,680
2.907%	11/16/24	(d)		200	3,340
5.625%	01/24/13	(d)		1,700	28,730
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)		950	969,000
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21			100	103,875
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20			900	931,500
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50		DKK	35,600	5,341,776
1.500%	10/01/50		DKK	12,600	1,945,431
2.000%	10/01/47		DKK	51,095	8,027,078
2.500%	10/01/47		DKK	1	228
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24			400	412,704
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47		DKK	70,930	11,125,163
Covered Bonds, MTN
2.500%	07/01/47		DKK	45	7,222
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20			2,980	2,980,253

					63,640,340

Electric — 0.6%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20			500	498,889

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	$1,287,000
5.750%	01/15/25	(a)	1,675	1,662,438
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	483,066
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	1,050,146
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%
2.749%(c)	06/25/21		200	200,501
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,364,926
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		405	401,393
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,369,311
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%
3.028%(c)	05/14/21		5,100	5,112,291
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
2.350%	10/13/20		200	200,110
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26		785	802,106
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		3,850	3,940,512
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,725,023
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		500	541,022
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		600	604,790
7.125%	02/11/25		350	366,725
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25		780	796,425
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20		500	501,584
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20		795	795,885
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49		3,325	3,646,657
GenOn Energy, Inc./NRG Americas, Inc.,
Sec’d. Notes, 6 Month LIBOR + 6.500%
9.044%(c)	12/01/23		2,200	2,180,750

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		600	$623,856
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		700	761,086
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	07/25/23		400	417,707
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%
2.694%(c)	06/30/21		200	200,496
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.315%
2.835%(c)	09/03/19		3,340	3,341,169
Gtd. Notes, 3 Month LIBOR + 0.400%
2.921%(c)	08/21/20		4,100	4,097,678
Gtd. Notes
4.500%	06/01/21		800	828,169
NRG Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29	(a)	325	346,938
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		250	262,866
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	1,346,638
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	1,055,265
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		865	874,243
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		945	944,185
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.860%(c)	03/15/21		2,400	2,389,974
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		3,000	2,997,760
Southern Power Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.550%
2.937%(c)	12/20/20		2,000	2,000,027
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47		1,335	1,348,090
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A
2.125%	05/18/21		215	213,284
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		315	326,419

				54,907,400

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,425	$1,485,562

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26			500	497,250
5.500%	07/31/47			550	547,938

					1,045,188

Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26	(a)		1,000	895,000
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47		GBP	225	286,002
4.875%	02/28/47		GBP	125	158,782
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27			1,000	987,500

					2,327,284

Foods — 0.2%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21			1,700	1,721,845
3.650%	03/15/23			3,100	3,191,507
4.250%	04/15/21			200	205,779
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes
6.875%	07/08/20		GBP	1,500	1,998,273
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21			1,700	1,688,956
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
3.141%(c)	04/16/21			200	200,067
Sr. Unsec’d. Notes
4.000%	04/17/25			100	106,359
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			1,800	1,872,000
Kraft Heinz Foods Co.,
Gtd. Notes
5.375%	02/10/20			900	914,840
Kroger Co. (The),
Sr. Unsec’d. Notes, GMTN
1.500%	09/30/19			200	199,472
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39			375	397,079
4.200%	04/01/59			325	353,272
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21			1,200	1,188,963

					14,038,412

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		700	$745,500
5.875%	08/20/26		700	742,000
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		400	412,131
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
3.010%(c)	06/15/21		3,400	3,415,102
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,176,497
Southern California Gas Co.,
First Mortgage, Series VV
4.300%	01/15/49		2,150	2,371,591
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	368,698

				10,231,519

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,600	2,643,081
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		1,100	1,100,347
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	244,227
2.250%	03/07/39	EUR	200	257,135
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	548,671
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		3,300	3,304,110
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.168%(c)	03/19/21		200	199,787

				8,297,358

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	1,031,011
6.750%	12/15/37		1,410	1,772,866
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24		165	123,337
Cigna Holding Co.,
Gtd. Notes
3.250%	04/15/25		2,400	2,440,481
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		150	164,437

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Sr. Sec’d. Notes
5.125%	06/15/39		630	$655,024
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20		270	270,167
3.200%	02/01/22		1,225	1,245,071
4.625%	11/15/20		550	562,936
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.763%	08/01/16		675	757,395
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	387,896
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20		1,040	1,038,690
3.450%	06/01/26		285	291,997
3.500%	03/30/25		1,650	1,702,554
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25		350	351,750
Sec’d. Notes, 144A
6.250%	02/01/27		625	646,875

				13,442,487

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500	1,501,875
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21		2,200	2,235,750
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		1,500	1,620,000
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		550	559,625
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		2,000	2,007,500
Sr. Unsec’d. Notes, 144A
6.625%	07/15/27		925	922,687

				8,847,437

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		500	518,750

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
2.903%(c)	06/24/22		900	896,889
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250	1,496,367

				2,393,256

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		145		$144,106

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		700		743,117
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20		—	(r)	115
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
7.319%(c)	02/12/23		—	(r)	354
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		2,655		2,778,731
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660		787,805
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420		441,670
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100		1,339,232
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700		835,450
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780		1,953,945
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360		3,468,694
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%(ff)	04/26/48		400		436,000
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530		1,790,375

					14,575,488

Internet — 0.0%
eBay, Inc.,
Sr. Unsec’d. Notes
2.875%	08/01/21		1,000		1,008,405
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		300		306,301

					1,314,706

Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		1,175		1,273,406

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Lodging (continued)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23			200	$210,208
5.125%	08/08/25			900	964,728
5.400%	08/08/28			1,100	1,194,665

					3,643,007

Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc.,
Gtd. Notes
2.118%	09/11/20			300	298,504

Machinery-Diversified — 0.0%
CNH Industrial Capital LLC,
Gtd. Notes
3.375%	07/15/19			400	400,092
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.633%(c)	06/22/20			2,400	2,403,927

					2,804,019

Media — 0.4%
Altice Luxembourg SA (Luxembourg),
Gtd. Notes
7.250%	05/15/22		EUR	322	374,957
Gtd. Notes, 144A
7.750%	05/15/22	(a)		1,096	1,113,810
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	(a)		2,425	2,475,772
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20			4,050	4,086,308
4.464%	07/23/22			7,700	8,090,957
5.375%	05/01/47			300	316,557
6.384%	10/23/35			790	927,786
6.484%	10/23/45			955	1,125,285
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24			1,300	1,410,500
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.330%
2.649%(c)	10/01/20			1,300	1,302,437
Gtd. Notes, 3 Month LIBOR + 0.630%
3.227%(c)	04/15/24	(a)		1,400	1,405,796
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			2,700	2,737,274
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28			1,025	1,125,245
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23			100	100,912
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19			400	401,500

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21			600	$615,846
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	300	353,936
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	01/15/27		GBP	950	1,239,634
Sr. Sec’d. Notes, 144A
5.000%	04/15/27		GBP	1,100	1,438,662

					30,643,174

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43			370	462,321
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25			10,000	10,850,300
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.230%	11/15/21	(a)		400	420,833
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40			250	315,426

					12,048,880

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
0.375%	05/17/22		EUR	600	685,291
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24			300	307,089
5.500%	01/08/20			1,500	1,521,310
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
3.095%(c)	11/10/20			1,290	1,289,475

					3,803,165

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21			2,605	2,582,206
3.250%	02/11/22			285	290,099
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23		AUD	600	396,483
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23		AUD	2,900	1,945,752

					5,214,540

Office/Business Equipment — 0.0%
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20			1,148	1,133,650

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas — 0.7%
Anadarko Finance Co.,
Gtd. Notes, Series B
7.500%	05/01/31			1,200	$1,591,441
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26			325	296,562
10.000%	04/01/22			150	158,797
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	(a)		900	976,699
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20			725	750,375
Concho Resources, Inc.,
Gtd. Notes
4.850%	08/15/48			500	562,272
4.875%	10/01/47			1,070	1,197,697
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28			500	525,735
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			500	593,523
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45			1,950	2,156,505
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22			770	807,052
5.150%	02/11/26			6,000	6,390,000
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22			1,530	1,652,351
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25			1,610	1,704,464
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	(a)		1,335	1,423,281
4.750%	04/19/27			200	214,478
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			1,275	1,494,242
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23			600	571,500
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21			1,113	1,101,801
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22			376	360,999
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26			1,540	385,200
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25		EUR	100	128,208

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
5.299%	01/27/25	(a)		3,149	$3,341,089
5.750%	02/01/29			650	677,560
5.999%	01/27/28			4,945	5,256,535
6.125%	01/17/22			442	473,444
6.250%	03/17/24			2,700	2,953,260
6.625%	01/16/34		GBP	630	890,079
6.900%	03/19/49			430	457,950
7.375%	01/17/27			2,665	3,048,760
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24	(d)		5,400	810,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	900	977,338
5.375%	03/13/22			375	377,831
5.500%	01/21/21			1,310	1,325,065
6.350%	02/12/48			602	516,817
6.375%	01/23/45			773	664,780
6.500%	03/13/27			6,480	6,398,352
Gtd. Notes, EMTN
2.750%	04/21/27		EUR	300	298,435
4.875%	02/21/28		EUR	500	554,905
Gtd. Notes, MTN
6.750%	09/21/47			810	721,305
6.875%	08/04/26			650	658,060
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)		1,150	1,009,125
Rio Oil Finance Trust Series 2014-1 (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24			1,046	1,165,382
Sr. Sec’d. Notes, 144A
9.250%	07/06/24			2,339	2,604,971
Rio Oil Finance Trust Series 2014-3 (Brazil),
Sr. Sec’d. Notes, 144A
9.750%	01/06/27			1,794	2,058,716
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.750%	04/16/22			800	807,397
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	(a)		210	213,622

					63,303,960

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
1.000%(s)	—(rr)			1,696	14,414

Packaging & Containers — 0.0%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25			500	518,750

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			1,400	1,446,447
4.500%	05/14/35			1,625	1,676,339

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		2,115	$2,135,472
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,500	1,544,964
5.000%	12/15/21		1,500	1,568,589
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	478,916
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		290	318,861
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	(a)	1,000	1,021,220
7.000%	01/15/28		100	103,625
7.250%	05/30/29		90	93,600
Sr. Sec’d. Notes, 144A
5.750%	08/15/27		120	126,118
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.750%	07/15/21		1,000	1,000,704
4.250%	12/15/25		500	529,039
4.375%	12/15/28		900	949,030
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.979%(c)	06/25/21		500	496,643
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
3.420%(c)	12/15/23		700	687,380
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21		2,500	2,518,536
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39		360	388,229
4.250%	10/26/49		2,110	2,332,394
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28		680	733,628
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		800	794,691
2.750%	12/01/22		1,740	1,745,677
3.350%	03/09/21		300	304,167
3.700%	03/09/23		700	723,902
4.780%	03/25/38		100	104,317
5.125%	07/20/45		690	735,826
5.300%	12/05/43		500	542,011
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.950%	03/15/49		1,385	1,499,319
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		3,540	3,820,144
Mylan NV,
Gtd. Notes
3.150%	06/15/21		500	500,102

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		1,565	$1,445,129
Gtd. Notes, 144A
3.125%	01/15/23		600	583,073
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		2,500	2,496,125
3.200%	09/23/26		3,545	3,574,733
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22	EUR	900	1,058,453
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20		500	495,625
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
3.250%	04/15/22	EUR	500	559,409

				41,132,437

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.500%	10/15/19		100	100,465
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26		1,555	1,607,688
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.400%
2.984%(c)	01/10/20		1,300	1,300,294
Gtd. Notes, 3 Month LIBOR + 0.700%
3.110%(c)	06/15/20		1,700	1,704,621
Energy Transfer Operating LP,
Gtd. Notes
4.150%	10/01/20		300	305,155
5.300%	04/15/47		270	281,627
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20		100	102,811
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		2,020	2,265,899
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		2,600	2,515,076
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		805	836,108
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/20		200	205,200
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	926,044
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	1,895,555

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		105	$112,860
5.500%	02/15/49		1,055	1,198,240
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		300	325,647
4.950%	07/13/47		770	811,104
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	4,166,529
5.625%	02/01/21		100	103,871
Spectra Energy Partners LP,
Gtd. Notes, 3 Month LIBOR + 0.700%
3.179%(c)	06/05/20		100	100,291
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		900	1,024,951
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	88,138
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		675	714,302
4.300%	03/04/24		2,275	2,413,271
4.850%	03/01/48		200	213,907
4.900%	01/15/45		287	300,740

				25,620,394

Real Estate — 0.1%
Goodman HK Finance (Hong Kong),
Gtd. Notes, EMTN
4.375%	06/19/24		1,100	1,152,718
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	1,600	2,077,564
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,058,931

				6,289,213

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	200	242,603
3.450%	09/15/21		2,200	2,247,287
5.900%	11/01/21		300	322,855
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21		1,700	1,762,137
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	749,980
5.300%	01/15/29		1,900	2,047,725
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27		1,900	1,948,616

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	$205,776
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,303,184
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		1,550	1,596,500
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		2,750	2,882,865
WEA Finance LLC (France),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,134,777
Welltower, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/24		2,870	2,986,753
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	2,500	3,029,951

				25,461,009

Retail — 0.2%
AutoNation, Inc.,
Gtd. Notes
3.350%	01/15/21		800	807,299
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29		1,885	1,960,163
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	942,344
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.288%(c)	04/17/20		825	825,095
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25		1,000	1,050,000
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		3,000	3,110,970
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	1,000	1,297,052
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
3.012%(c)	10/28/21		2,400	2,401,459
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27		650	647,003
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		450	436,500
QVC, Inc.,
Sr. Sec’d. Notes
5.125%	07/02/22		300	312,356

				13,790,241

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24			3,500	$3,572,549

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23			300	295,753
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21			2,115	2,128,695
3.125%	10/15/22			1,625	1,635,231
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.125%	11/01/21			600	621,263

					4,680,942

Software — 0.0%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23		EUR	900	1,043,674
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56			2,210	2,459,255
4.450%	11/03/45			143	171,493
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27			100	101,436

					3,775,858

Telecommunications — 0.5%
Altice SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			1,500	1,537,500
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/05/26		EUR	1,000	1,230,695
2.950%	07/15/26			2,100	2,085,323
3.150%	09/04/36		EUR	1,000	1,285,683
3.400%	05/15/25			2,865	2,945,235
3.600%	07/15/25			350	363,032
3.800%	02/15/27			830	863,760
4.300%	02/15/30			450	481,642
4.850%	03/01/39			1,515	1,625,944
5.150%	02/15/50			500	552,054
5.250%	03/01/37			125	140,288
5.300%	08/15/58			200	222,751
5.450%	03/01/47	(a)		910	1,045,427
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.270%(c)	06/01/21			6,100	6,130,167
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.547%(c)	07/15/21			1,700	1,714,834
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42			400	404,421
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22			300	302,718

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	$504,000
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23		300	311,484
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	925,020
8.750%	03/15/32		500	578,750
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		1,900	1,968,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,125	1,125,292
4.738%	09/20/29		500	518,750
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.134%	04/27/20		400	408,175
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,600	1,729,696
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.618%(c)	05/15/25		3,900	3,950,115
Sr. Unsec’d. Notes
4.500%	08/10/33		950	1,070,238
4.522%	09/15/48		1,630	1,826,288
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29		550	595,508
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	650	743,949
3.125%	01/20/25	EUR	1,375	1,558,978
5.000%	01/20/26		300	290,400

				41,036,992

Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		200	212,505
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	8,075,190
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	05/11/20		100	99,966
2.650%	03/02/20		200	200,139

				8,587,800

Trucking & Leasing — 0.1%
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		100	105,580
Penske Truck Leasing Co. Lp/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20		2,490	2,493,002

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	2,800	$2,938,642
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	506,286

			6,043,510

TOTAL CORPORATE BONDS (cost $921,679,759)			942,642,426

MUNICIPAL BONDS — 0.2%
California — 0.0%
San Diego County Regional Airport Authority,
Taxable, Revenue Bonds, Series C, BABs
6.628%	07/01/40	1,100	1,145,408
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	200	315,588

			1,460,996

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	1,784	2,331,224

Illinois — 0.1%
Chicago Transit Authority,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	810,480
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,669,921

			3,480,401

New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	2,096,640
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	610,971
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,786,360

			7,493,971

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	2,608,185

Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A1
5.000%	07/01/58	750	750,000

Utah — 0.0%
Utah State Board of Regents,
Revenue Bonds, 1 Month LIBOR + 0.750%
3.154%(c)	01/25/57	1,179	1,178,676

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	$453,424

West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series B
10.067%(s)	06/01/47	5,100	311,151

TOTAL MUNICIPAL BONDS (cost $18,102,774)			20,068,028

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.3%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
4.446%(cc)	09/25/35	76	72,831
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	7	6,682
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040%
4.544%(c)	11/25/35	11	10,063
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500%
4.004%(c)	11/25/35	11	9,761
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
3.504%(c)	12/25/35	176	160,353
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
3.504%(c)	02/25/36	13	11,860
Series 2005-81, Class A1, 1 Month LIBOR + 0.280%
2.684%(c)	02/25/37	1,173	1,080,256
Series 2005-82, Class A1, 1 Month LIBOR + 0.270%
2.674%(c)	02/25/36	2,815	2,588,465
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540%
2.944%(c)	08/25/35	1,639	1,083,669
Series 2006-02CB, Class A14
5.500%	03/25/36	26	18,945
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,103	567,170
Series 2006-OA02, Class A5, 1 Month LIBOR + 0.230%
2.613%(c)	05/20/46	1,326	1,108,740
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190%
2.594%(c)	09/25/46	58	52,875
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.563%(c)	02/20/47	1,745	1,372,883
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160%
2.564%(c)	02/25/47	98	94,243
Series 2007-04CB, Class 1A35
6.000%	04/25/37	1,225	1,233,107
Series 2007-16CB, Class 5A1
6.250%	08/25/37	25	20,716
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.700%
3.204%(c)	02/25/47	1,595	989,688

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding 2006 8T2 Trust,
Series 2006-8T02, Class A10
5.753%	10/25/36		19	$17,936
Banc of America Funding 2006 J Trust,
Series 2006-J, Class 4A1
4.648%(cc)	01/20/47		612	591,900
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
2.594%(c)	03/27/36		1,981	1,933,575
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130%
2.534%(c)	02/27/37		2,091	2,041,269
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170%
2.574%(c)	05/27/36		1,521	1,506,741
Banc of America Funding Trust,
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%
2.569%(c)	09/29/36		2,111	2,068,020
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30		492	491,183
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
4.715%(cc)	06/25/35		25	23,689
Series 2005-H, Class 2A1
4.327%(cc)	09/25/35		13	12,629
Series 2005-H, Class 2A5
4.327%(cc)	09/25/35		154	150,645
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
—%(p)	10/25/37	EUR	247	279,015
BCAP LLC Trust,
Series 2011-RR04, Class 7A2, 144A
918.025%(cc) 04/26/37			1	64
Series 2011-RR04, Class 8A2, 144A
1.316%(cc)	02/26/36		671	253,910
Series 2011-RR05, Class 12A2, 144A
4.935%(cc)	03/26/37		805	927,994
Series 2011-RR05, Class 5A1, 144A
5.250%(cc)	08/26/37		124	126,267
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
4.294%(cc)	09/25/35		123	103,150
Series 2005-09, Class 24A1
4.159%(cc)	11/25/35		75	65,351
Series 2005-10, Class 24A1
4.001%(cc)	01/25/36		119	121,521
Series 2006-02, Class 23A1
4.253%(cc)	03/25/36		140	119,083
Series 2006-04, Class 21A1
4.089%(cc)	08/25/36		128	113,003
Series 2006-05, Class 2A2
4.016%(cc)	08/25/36		198	133,695
Series 2006-06, Class 32A1
3.987%(cc)	11/25/36		300	249,899
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
2.564%(c)	02/25/34		51	51,216

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust,
Series 2003-05, Class 1A2
4.345%(cc)	08/25/33	4	$4,360
Series 2003-09, Class 2A1
4.673%(cc)	02/25/34	40	41,084
Series 2004-02, Class 22A
4.870%(cc)	05/25/34	8	8,124
Series 2004-10, Class 13A1
4.351%(cc)	01/25/35	43	42,490
Series 2004-10, Class 22A1
4.427%(cc)	01/25/35	28	28,010
Series 2005-01, Class 2A1
4.376%(cc)	03/25/35	22	22,018
Series 2005-04, Class 3A1
4.305%(cc)	08/25/35	250	236,800
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
2.564%(c)	12/25/46	2,062	1,995,776
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
4.284%(cc)	01/26/36	725	640,576
Series 2007-R06, Class 2A1
3.801%(cc)	12/26/46	489	421,551
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	10/25/27	391	393,571
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.354%(c)	08/25/28	588	588,585
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	08/25/28	300	300,000
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	08/25/28	300	299,640
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.604%(c)	10/25/27	300	300,000
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%
4.254%(c)	10/25/27	450	450,674
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%
3.854%(c)	04/25/29	700	701,355
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.940%(c)	11/01/23	4,900	4,899,996
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.799%(cc)	07/25/37	109	98,658
CHL Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.927%(cc)	08/25/34	41	39,027
Series 2004-12, Class 12A1
4.178%(cc)	08/25/34	66	65,733
Series 2004-22, Class A3
4.280%(cc)	11/25/34	579	583,679
Series 2004-HYB05, Class 2A1
4.312%(cc)	04/20/35	17	17,404

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.320%)
3.044%(c)	03/25/35	393	$360,986
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600%
3.004%(c)	05/25/35	479	444,858
Series 2005-HYB06, Class 5A1
3.895%(cc)	10/20/35	55	49,241
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)
4.667%(c)	02/20/36	210	193,200
Series 2007-17, Class 2A1
6.500%	10/25/37	1,900	1,314,939
Series 2007-18, Class 1A1
6.000%	11/25/37	143	122,270
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57	1,199	1,205,425
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	01/25/57	539	549,053
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	3,087	3,087,390
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,318	2,312,612
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
3.404%(c)	02/25/49	3,370	3,403,225
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
4.820%(c)	10/25/35	411	421,035
Series 2011-12, Class 3A2, 144A
4.025%(cc)	09/25/47	512	489,179
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	100	99,965
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB02, Class 2A
5.130%(cc)	03/25/34	23	23,324
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	24	24,063
Series 2005-10, Class 1A2A
4.108%(cc)	12/25/35	36	26,576
Credit Suisse Mortgage Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37	195	93,462
Series 2010-18R, Class 4A4, 144A
3.500%(cc)	04/26/38	723	727,332
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%
3.829%(c)	08/25/37	1,258	1,257,129
CSFB Mortgage-Backed Trust,
Series 2004-AR06, Class 9A2, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
3.144%(c)	10/25/34	27	27,063
CSMC Mortgage-Backed Trust,
Series 2019-RPL04, Class A1, 144A
3.830%	08/26/58	594	599,732

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.150% (Cap 10.500%, Floor 0.150%)
2.554%(c)	03/25/37		1,137	$1,065,201
Deutsche ALT-A Securities, Inc. Mort Loan Trust,
Series 2003-03, Class 3A1
5.000%	10/25/18		3	3,241
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
2.504%(c)	10/25/36		6	4,816
Series 2006-AB04, Class A6A2
5.886%	10/25/36		48	45,626
Dukinfield PLC (United Kingdom),
Series 1, Class A, 3 Month GBP LIBOR + 1.000%
1.806%(c)	08/15/45	GBP	1,855	2,361,993
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	11/25/28		1,500	1,499,999
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	04/25/29		300	300,184
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%
4.204%(c)	04/25/29		300	300,237
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.986%(c)	06/15/40	GBP	863	1,039,034
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.946%(c)	12/10/44	GBP	697	876,353
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.739%(c)	06/13/45	GBP	483	611,225
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950%
1.739%(c)	06/13/45	GBP	161	202,606
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29		301	302,203
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		66	71,736
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
2.570%(c)	12/25/36		38	37,886
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
2.704%(c)	12/25/45		1,600	1,594,464
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.804%(c)	03/25/49		3,603	3,592,885
F-E Mortgages Srl (Italy),
Series 1, Class A1, 3 Month EURIBOR + 0.330%
0.012%(c)	12/15/43	EUR	164	186,312
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.120%(cc)	03/25/35		328	268,158
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
4.864%(cc)	05/25/37		252	200,294

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		93	$107,181
Freddie Mac REMICS,
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.836%(c)	07/15/44		1,003	995,694
Series 2906, Class GZ
5.000%	09/15/34		293	324,957
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.844%(c)	08/15/33		8	8,227
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.844%(c)	09/15/42		627	629,524
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%
6.954%(c)	10/25/24		225	241,925
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%
5.704%(c)	10/25/27		3,190	3,432,609
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	11/25/28		451	455,333
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.754%(c)	03/25/29		681	685,042
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%
5.054%(c)	01/25/49		110	112,616
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
3.117%(c)	01/20/64		1,331	1,336,730
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.967%(c)	07/20/64		2,309	2,310,220
Series 2015-142, Class DZ
4.000%	10/20/45		2,315	2,538,223
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
3.147%(c)	08/20/61		122	122,682
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
3.467%(c)	01/20/66		2,193	2,227,520
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
3.629%(c)	04/20/67		6,803	6,925,378
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
3.030%(c)	08/20/68		1,507	1,477,722
Series 2019-20, Class FE, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.783%(c)	02/20/49		3,552	3,548,136
Great Hall Mortgages No 1 PLC (United Kingdom),
Series 2006-01, Class A2A, 3 Month GBP LIBOR + 0.150%
0.931%(c)	06/18/38	GBP	35	43,754
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130%
0.911%(c)	03/18/39	GBP	56	69,791
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
5.213%(cc)	10/25/33		158	160,122
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.240% (Cap 10.500%, Floor 0.240%)
2.644%(c)	08/25/45		1,511	1,440,472

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	01/26/37	972	$961,986
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	01/26/37	1,300	1,254,941
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
4.300%(c)	03/25/33	5	4,703
Series 2005-AR01, Class 1A1
4.813%(cc)	01/25/35	9	9,239
Series 2005-AR02, Class 2A1
4.757%(cc)	04/25/35	118	120,897
Series 2005-AR03, Class 6A1
4.495%(cc)	05/25/35	179	176,666
Series 2006-AR01, Class 2A1
4.396%(cc)	01/25/36	79	79,995
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
4.656%(cc)	04/19/34	48	48,428
Series 2005-02, Class 2A1A, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
2.830%(c)	05/19/35	392	378,584
Series 2005-04, Class 3A1
4.422%(cc)	07/19/35	24	22,298
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
2.723%(c)	06/20/35	1,496	1,491,451
Series 2005-09, Class B1, 1 Month LIBOR + 0.600%
2.983%(c)	06/20/35	912	907,213
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 11.000%, Floor 0.310%)
2.700%(c)	11/19/35	439	419,202
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180%
2.570%(c)	07/19/46	76	58,029
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%
3.830%(c)	10/25/28	220	219,630
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%
4.054%(c)	05/25/29	590	589,999
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.330% (Cap 11.500%, Floor 0.330%)
2.734%(c)	10/25/35	82	82,592
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160%
2.564%(c)	03/25/37	1,236	1,154,996
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
4.669%(cc)	11/25/35	21	21,418
Series 2007-AR01, Class 1A2
4.264%(cc)	03/25/37	708	680,950
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840%
3.244%(c)	05/25/34	476	465,321

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.240%)
2.884%(c)	07/25/35		48	$47,433
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 10.500%, Floor 0.310%)
2.714%(c)	10/25/36		1,180	914,378
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.594%(c)	09/25/46		214	202,474
Series 2006-AR19, Class 5A2
3.949%(cc)	08/25/36		308	287,372
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
4.323%(cc)	11/25/33		5	4,784
Series 2005-A02, Class 7CB1
4.451%(cc)	04/25/35		30	30,929
Series 2005-A06, Class 2A1
4.635%(cc)	08/25/35		19	18,966
Series 2005-ALT01, Class 3A1
4.063%(cc)	10/25/35		61	53,805
Series 2006-A01, Class 3A2
4.304%(cc)	02/25/36		22	18,536
Series 2006-A07, Class 2A2
4.193%(cc)	01/25/37		837	803,931
Series 2007-A01, Class 1A1
4.491%(cc)	07/25/35		19	19,850
Series 2007-S03, Class 1A90
7.000%	08/25/37		203	173,256
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-01X, Class A3C, 3 Month LIBOR + 0.170%
2.598%(c)	06/14/40		2,536	2,486,688
Lehman XS Trust,
Series 2007-04N, Class 1A2A, 1 Month LIBOR + 0.160%
2.564%(c)	03/25/47		846	833,136
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180%
2.584%(c)	07/25/37		1,365	1,236,574
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/24		726	725,268
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B
—%(p)	01/01/61	EUR	3,088	3,316,873
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650%
1.436%(c)	12/15/49	GBP	1,647	2,047,776
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
4.207%(cc)	12/25/33		55	54,258
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
4.483%(cc)	02/25/33		32	31,099
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		901	939,222
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
4.485%(cc)	06/25/36		58	60,297

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450%
2.869%(c)	10/07/20		95	$95,192
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560%
2.978%(c)	12/08/20		138	138,549
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560%
2.978%(c)	12/08/20		1,051	1,054,277
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		1,378	1,428,567
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		345	363,741
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.154%(c)	01/25/48		626	625,360
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB
—%(p)	12/01/50	EUR	537	569,495
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160%
0.953%(c)	12/01/50	GBP	3,067	3,679,803
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130%
0.916%(c)	12/15/50	GBP	398	503,711
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600%
0.282%(c)	12/15/50	EUR	1,978	2,181,572
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000%
1.786%(c)	12/15/50	GBP	1,013	1,244,416
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250%
2.036%(c)	12/15/50	GBP	253	304,846
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.954%(c)	07/25/28		660	659,518
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%
3.054%(c)	06/25/57		227	226,245
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%
3.937%(c)	11/27/20		14,110	14,110,016
Provident Funding Mortgage Loan Trust,
Series 2003-01, Class A
4.820%(cc)	08/25/33		30	30,550
Radnor Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	02/25/29		1,050	1,052,160
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200%
3.580%(c)	06/25/29		630	630,000
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		80	79,695
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.180%
2.584%(c)	06/25/46		562	222,244
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.554%(c)	02/25/47		1,712	980,554
Series 2007-QS03, Class A3
6.250%	02/25/37		2,737	2,549,461

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
2.860%(c)	11/25/34		1,054	$961,906
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
2.744%(c)	01/25/36		1,228	1,195,036
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
2.854%(c)	04/25/35		220	168,605
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850%
3.280%(c)	12/16/59		802	800,030
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.946%(c)	12/15/43	GBP	1,386	1,666,717
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220%
1.006%(c)	12/15/43	GBP	671	785,870
RFMSI Trust,
Series 2005-SA04, Class 1A21
4.485%(cc)	09/25/35		213	175,792
Series 2006-SA01, Class 2A1
5.101%(cc)	02/25/36		54	49,404
Ripon Mortgages PLC (United Kingdom),
Series 1X, Class A2, 3 Month GBP LIBOR x (1) + 0.800%
1.604%(c)	08/20/56	GBP	2,031	2,576,816
RMAC Securities No 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.943%(c)	06/12/44	GBP	2,008	2,414,599
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200%
2.583%(c)	07/20/36		74	71,890
Silverstone Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 2A, 144A
—%(p)	01/21/70	GBP	300	381,819
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/48		985	985,761
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	02/25/47		340	339,743
Stanlington No 1 PLC (United Kingdom),
Series 2017-01, Class A, 3 Month GBP LIBOR + 1.000%
1.793%(c)	06/12/46	GBP	1,441	1,830,732
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
4.566%(cc)	02/25/34		88	88,392
Series 2004-04, Class 3A2
4.714%(cc)	04/25/34		10	10,125
Series 2004-18, Class 3A1
4.352%(cc)	12/25/34		2,388	2,400,715
Series 2004-18, Class 5A
4.424%(cc)	12/25/34		1	1,045
Series 2005-01, Class 2A
4.451%(cc)	02/25/35		1,924	1,955,064

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-18, Class 6A1
4.576%(cc)	09/25/35		239	$232,088
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)
3.050%(c)	10/19/34		6	6,244
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.640%(c)	07/19/35		89	87,771
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.220% (Cap 10.500%, Floor 0.220%)
2.624%(c)	05/25/36		129	121,037
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
2.604%(c)	08/25/36		797	1,040,134
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120%
2.524%(c)	08/25/36		2,178	2,019,495
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220%
2.624%(c)	09/25/47		449	432,816
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280%
2.684%(c)	01/25/36		493	453,755
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290%
2.694%(c)	10/25/36		1,047	923,133
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
5.970%	09/25/36		284	23,763
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250%
3.452%(c)	06/25/47		63	59,502
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025%
1.855%(c)	10/20/51	GBP	6,000	7,629,813
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150%
1.971%(c)	07/15/51	GBP	808	1,031,201
Wachovia Mortgage Loan Trust LLC Trust,
Series 2007-A, Class 3A1
4.704%(cc)	03/20/37		79	78,019
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200%
3.704%(c)	11/25/42		1	1,021
Series 2005-AR10, Class 3A1
3.884%(cc)	08/25/35		3	2,651
Series 2005-AR16, Class 1A3
4.243%(cc)	12/25/35		360	359,343
Series 2006-AR02, Class 2A1
3.651%(cc)	03/25/36		162	148,101
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980%
3.484%(c)	06/25/46		34	33,509
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.595%(c)	07/25/46		208	198,377
Series 2006-AR10, Class 1A2
3.847%(cc)	09/25/36		39	37,612

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.595%(c)	10/25/46	19	$18,198
Series 2006-AR15, Class 2A, 11th District Cost of Funds Index (COFI Rate) + 1.500%
2.595%(c)	11/25/46	72	72,526
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730%
3.234%(c)	01/25/47	106	108,462
Series 2007-HY01, Class 3A3
3.897%(cc)	02/25/37	3,904	3,778,115
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770%
3.274%(c)	04/25/47	4,058	3,730,680
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
2.854%(c)	04/25/35	578	467,630
Series 2006-01, Class 2CB2
7.000%	02/25/36	1,348	1,123,902
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940%
3.444%(c)	07/25/46	37	26,842
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750%
3.254%(c)	02/25/47	521	471,090
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
4.856%(cc)	09/25/34	14	14,669
Series 2005-AR04, Class 1A3
5.165%(cc)	04/25/35	768	790,754
Series 2005-AR16, Class 7A1
4.766%(cc)	10/25/35	1,328	1,338,628
Series 2006-AR02, Class 2A1
4.991%(cc)	03/25/36	142	145,841
Series 2006-AR02, Class 2A3
4.991%(cc)	03/25/36	101	103,685
Series 2006-AR08, Class 3A1
5.002%(cc)	04/25/36	49	50,249
Series 2006-AR10, Class 5A6
4.992%(cc)	07/25/36	260	264,362
Series 2006-AR6, Class 3A1
4.966%(cc)	03/25/36	70	70,922
Series 2007-01, Class A4
5.750%	02/25/37	106	101,977

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $195,259,018)			197,276,936

SOVEREIGN BONDS — 5.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
2.500%	10/11/22	200	201,422
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22	1,800	1,812,798
3.125%	10/11/27	1,900	1,970,927

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Argentina Bocon (Argentina),
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
51.603%(c)	10/04/22		ARS	100	$3,579
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
50.100%(c)	04/03/22		ARS	9,899	200,859
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
61.815%(c)	06/21/20		ARS	57,148	1,311,706
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23		EUR	700	618,517
3.750%(cc)	12/31/38			22,200	12,959,472
4.625%	01/11/23			1,475	1,180,015
6.875%	04/22/21			1,630	1,430,325
7.820%	12/31/33		EUR	883	833,802
7.820%	12/31/33		EUR	630	586,303
8.280%	12/31/33	(a)		526	438,361
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22		AUD	2,650	2,213,859
3.000%	09/20/25		AUD	3,120	3,229,542
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35		EUR	400	545,035
4.950%	02/11/20		EUR	5,000	5,838,839
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28			2,300	2,449,500
Bonos y Obligaciones del Estado (Spain),
Sr. Unsec’d. Notes
1.400%	07/30/28		EUR	10,300	12,840,408
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28			986	1,015,065
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	05/15/21		BRL	14,600	13,068,521
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.250%	02/15/29		EUR	6,000	7,208,446
0.500%	02/15/28		EUR	3,000	3,687,343
Canadian Government Real Return Bond (Canada),
Unsec’d. Notes
4.250%	12/01/26		CAD	1,200	1,854,330
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45			375	413,812
5.625%	02/26/44			2,600	3,074,500
11.750%	02/25/20			250	264,690
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23		EUR	800	1,037,247

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		7,000	$7,437,570
5.950%	01/25/27		2,000	2,155,000
7.500%	05/06/21		707	743,774
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		500	539,380
7.500%	05/06/21		1,433	1,508,598
Unsec’d. Notes
6.400%	06/05/49		2,000	2,092,520
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23		4,000	4,365,040
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		200	208,502
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	755	875,750
4.750%	04/16/26	EUR	1,275	1,456,704
6.375%	04/11/31	EUR	875	1,010,671
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	2,000	2,319,866
5.625%	04/16/30	EUR	3,000	3,331,162
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,131,776
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		3,300	3,291,783
Sr. Unsec’d. Notes, 144A
7.375%	12/01/19		510	514,468
French Republic Government Bond OAT (France),
Bonds
1.850%	07/25/27	EUR	700	1,113,153
2.100%	07/25/23	EUR	3,400	5,025,977
2.250%	07/25/20	EUR	4,900	7,371,470
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		5,000	5,080,360
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		2,500	2,522,500
5.750%	06/06/22		4,000	4,255,000
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/23	EUR	120	145,809
3.000%(cc)	02/24/24	EUR	68	82,896
3.000%(cc)	02/24/25	EUR	68	83,764
3.000%(cc)	02/24/26	EUR	68	83,553
3.000%(cc)	02/24/27	EUR	68	83,311
3.000%(cc)	02/24/28	EUR	68	83,124
3.000%(cc)	02/24/29	EUR	2,068	2,525,563
3.000%(cc)	02/24/30	EUR	668	818,586
3.000%(cc)	02/24/31	EUR	68	83,545
3.000%(cc)	02/24/32	EUR	158	191,485
3.000%(cc)	02/24/33	EUR	168	203,772

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.000%(cc)	02/24/34	EUR	578	$697,796
3.000%(cc)	02/24/35	EUR	68	82,143
3.000%(cc)	02/24/36	EUR	68	82,000
3.000%(cc)	02/24/37	EUR	1,268	1,526,409
3.000%(cc)	02/24/38	EUR	68	82,025
3.000%(cc)	02/24/39	EUR	2,068	2,478,809
3.000%(cc)	02/24/40	EUR	68	81,400
3.000%(cc)	02/24/41	EUR	68	81,783
3.000%(cc)	02/24/42	EUR	68	81,587
3.900%	01/30/33	EUR	1,675	2,132,053
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	451,516
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,152,924
6.375%	03/29/21		2,280	2,433,672
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
3.835%	12/13/27		700	711,981
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	330	383,217
3.375%	07/30/25	EUR	2,625	3,375,908
4.100%	04/24/28		8,600	9,081,864
Sr. Unsec’d. Notes, EMTN
2.625%	06/14/23	EUR	12,900	15,875,817
2.875%	07/08/21	EUR	600	719,784
3.750%	06/14/28	EUR	875	1,187,371
4.750%	07/18/47		9,300	10,047,259
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		350	344,126
6.752%	03/09/23		400	410,420
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		700	738,388
4.125%	01/17/48		1,200	1,310,820
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	3,100	3,538,229
2.000%	12/01/25	EUR	7,600	8,885,353
2.100%	07/15/26	EUR	4,700	5,491,822
2.500%	11/15/25	EUR	4,600	5,523,651
3.000%	08/01/29	EUR	6,500	8,009,687
Sr. Unsec’d. Notes, 144A
2.350%	09/15/24	EUR	1,170	1,505,954
Unsec’d. Notes, 144A
2.100%	09/15/21	EUR	800	1,079,507
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.375%	03/03/28		4,000	3,957,904
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.250%	02/24/20		400	400,086
2.375%	07/21/22		2,000	2,020,852
2.500%	05/23/24		800	814,395

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.250%	07/20/23		1,400	$1,463,217
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		400	417,029
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		1,400	1,396,556
2.625%	04/20/22		5,300	5,367,603
3.000%	03/12/24		200	207,162
Sr. Unsec’d. Notes, EMTN
2.625%	04/20/22		2,700	2,734,438
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		3,000	4,149,972
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		1,100	1,170,895
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		800	810,770
3.500%	03/20/27		1,300	1,383,785
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		1,700	1,804,713
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	10,752	566,131
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	03/15/15	EUR	3,500	4,035,369
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10		4,600	5,025,546
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	4,130,265
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	1,700	1,524,249
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		4,000	4,132,000
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,600	1,601,222
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		5,000	4,732,550
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	7,300	2,430,451
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.350%	08/12/28	PEN	12,700	4,328,213
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	42,300	14,002,099
6.350%	08/12/28	PEN	3,900	1,328,678
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,597,869

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		13,120	$14,661,600
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	1,870	2,849,907
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		685	732,534
3.350%	11/01/23		400	422,104
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	305,574
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.600%	04/16/24		835	855,950
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		400	405,683
3.400%	10/17/23		485	512,220
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	5,959,824
3.450%	06/02/45	CAD	3,000	2,703,700
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	219,220
Notes
4.250%	12/01/21	CAD	1,100	891,273
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,293,098
3.750%	09/01/24	CAD	1,600	1,336,398
Provincia de Buenos Aries (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	246,623
9.950%	06/09/21		1,450	1,315,150
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.375%	03/14/24		600	619,800
3.875%	04/23/23		700	734,160
4.500%	01/20/22		2,500	2,625,420
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		8,000	8,390,400
4.000%	03/14/29		2,500	2,693,750
4.500%	04/23/28		3,700	4,137,510
4.817%	03/14/49		680	779,307
5.103%	04/23/48		680	810,050
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, 144A, MTN
3.000%	03/22/24	AUD	4,100	3,099,658
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,204,080
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		1,570	1,774,825
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,300	1,940,902

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33	(a)		625	$686,110
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26		EUR	2,100	2,618,678
4.850%	09/27/27			1,500	1,545,000
Republic Of Venezuela (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24	(d)		800	212,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
4.375%	04/16/29			300	324,137
Sr. Unsec’d. Notes, 144A
4.375%	04/16/29			1,200	1,296,550
5.250%	01/16/50			1,155	1,312,750
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23			9,100	9,202,375
3.625%	03/04/28			1,800	1,848,287
4.000%	04/17/25			4,500	4,786,875
4.500%	04/17/30			200	218,002
Sr. Unsec’d. Notes, EMTN
2.375%	10/26/21			400	399,272
3.250%	10/26/26			400	407,820
4.000%	04/17/25			500	531,875
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28		EUR	425	484,340
Spain Government Bond (Spain),
Bonds, 144A, EMTN
0.600%	10/31/29		EUR	8,500	9,808,708
Sr. Unsec’d. Notes, 144A
0.250%	07/30/24		EUR	4,200	4,874,843
1.450%	04/30/29		EUR	1,200	1,502,932
2.700%	10/31/48		EUR	900	1,345,451
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29		GBP	200	313,917
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33		CHF	3,200	5,020,165
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			600	605,424
3.250%	06/01/23			600	624,106
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21			1,500	1,520,961
7.000%	06/05/20			600	613,536
7.250%	12/23/23			16,300	16,840,019
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20			140	144,395
7.750%	09/01/21			150	156,558
7.750%	09/01/22			9,515	10,051,189
7.750%	09/01/23			1,000	1,057,500

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
8.994%	02/01/24			200	$217,748
Sr. Unsec’d. Notes, 144A
7.750%	09/01/22			855	903,181
8.994%	02/01/24			200	217,748
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	06/07/32		GBP	500	878,078
4.250%	03/07/36		GBP	400	736,176
4.500%	09/07/34		GBP	200	370,419
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/26		GBP	3,800	6,421,832
0.125%	08/10/28		GBP	4,100	6,784,897
1.250%	11/22/27		GBP	6,290	16,028,999
1.875%	11/22/22		GBP	6,340	13,121,480
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	(a)		4,000	4,495,040

TOTAL SOVEREIGN BONDS (cost $499,288,533)					511,195,042

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	(k)		820	1,177,310
6.750%	03/15/31	(k)		600	872,613
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 0.000%)
4.750%(c)	03/01/35			5	4,664
Federal National Mortgage Assoc.
3.500%	TBA			197,660	202,042,844
3.500%	TBA			15,700	16,042,628
3.500%	TBA			5,000	5,110,870
4.000%	TBA			74,000	76,458,476
4.295%	06/01/21			2,730	2,836,337
6.250%	05/15/29	(k)		1,080	1,457,799
6.625%	11/15/30	(k)		515	736,279
7.125%	01/15/30	(k)		765	1,109,589
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.415%, Floor 1.200%)
3.682%(c)	11/01/42			43	42,543
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.480%, Floor 1.200%)
3.682%(c)	03/01/44			27	27,440

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $307,579,702)					307,919,392

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds
2.500%	05/15/46	(k)		1,150	1,143,352
3.000%	11/15/44	(k)		650	710,125
3.000%	02/15/47	(k)		815	893,794
3.000%	02/15/48	(h)		70	76,686
3.000%	02/15/49	(h)(k)		2,465	2,707,263
3.125%	02/15/43	(h)		300	334,523

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.375%	11/15/48	(h)(k)	3,340	$3,931,676
3.625%	08/15/43	(h)	300	362,121
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		12,669	12,723,023
0.125%	04/15/21		72,086	72,478,960
0.125%	01/15/22	(k)	3,236	3,263,232
0.125%	04/15/22		41,519	41,807,239
0.125%	07/15/22		12,812	14,186,870
0.125%	01/15/23		6,863	6,926,236
0.125%	07/15/26		16,120	17,059,322
0.250%	01/15/25		15,067	15,307,896
0.375%	07/15/23		10,125	10,358,867
0.375%	07/15/25		27,288	29,711,086
0.375%	01/15/27		22,566	23,058,600
0.375%	07/15/27		13,940	14,278,396
0.500%	01/15/28	(h)(k)	51,735	53,359,005
0.625%	07/15/21	(k)	6,318	6,451,362
0.625%	04/15/23	(k)	4,772	4,900,189
0.625%	01/15/26	(k)	120,108	124,822,653
0.625%	02/15/43	(h)	985	969,236
0.750%	07/15/28		30,790	32,555,818
0.750%	02/15/42		9,679	9,859,008
0.750%	02/15/45		19,942	20,020,197
0.875%	01/15/29		21,180	22,624,813
0.875%	02/15/47		17,501	18,096,620
1.000%	02/15/46		22,815	24,259,021
1.000%	02/15/48		8,522	9,097,755
1.000%	02/15/49		619	654,878
1.375%	02/15/44	(h)(k)	18,012	20,744,016
2.000%	01/15/26		11,118	12,553,424
2.125%	02/15/40		8,127	10,553,427
2.125%	02/15/41		6,183	8,082,386
2.375%	01/15/25		48,143	53,792,960
2.375%	01/15/27		3,407	3,993,642
2.500%	01/15/29	(h)(k)	23,034	28,120,844
3.375%	04/15/32		4,055	5,554,039
3.875%	04/15/29	(h)(k)	9,513	12,732,804
U.S. Treasury Notes
2.000%	05/31/24		15,265	15,444,483
2.000%	11/15/26		100	100,762
2.125%	03/31/24	(h)(k)	3,200	3,253,500
2.250%	11/15/25	(h)(k)	1,100	1,126,512
2.250%	02/15/27	(h)	2,900	2,971,820
2.375%	05/15/29	(a)	5,860	6,055,715
2.500%	05/31/20	(k)	390	391,722
2.500%	02/28/21		300	303,340
2.500%	02/15/22		215	219,224
2.500%	05/15/24	(k)	190	196,524
2.625%	06/15/21		700	711,676
2.625%	02/15/29		3,200	3,374,500
2.750%	08/31/23	(h)	5,000	5,201,953
2.875%	04/30/25	(k)	21,600	22,860,563
3.000%	09/30/25	(k)	435	464,736
U.S. Treasury Strips Coupon
2.132%(s)	11/15/28	(k)	1,200	988,126
2.763%(s)	08/15/29	(k)	1,000	807,508

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS (continued)
2.857%(s)	05/15/31	(k)		1,000	$770,193
3.019%(s)	11/15/35	(h)(k)		1,500	1,014,448
3.177%(s)	08/15/40	(k)		2,000	1,173,284

TOTAL U.S. TREASURY OBLIGATIONS (cost $805,386,755)					822,547,953

TOTAL LONG-TERM INVESTMENTS (cost $7,779,972,068)					8,786,843,902

			Shares

SHORT-TERM INVESTMENTS — 13.3%
AFFILIATED MUTUAL FUNDS — 12.7%
PGIM Core Ultra Short Bond Fund(w)				538,311,713	538,311,713
PGIM Institutional Money Market Fund (cost $561,775,908; includes $560,228,464 of cash collateral for securities on loan)(b)(w)				561,641,811	561,810,304

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,100,087,621)					1,100,122,017

Interest Rate	Maturity Date		Principal Amount (000)#

BANKERS ACCEPTANCES(n) — 0.1%
Bank Nova Scotia (The)
1.751%	07/23/19		CAD	100	76,269
1.751%	07/25/19		CAD	100	76,261
1.762%	07/22/19		CAD	700	533,904
Bank of Montreal
1.762%	07/22/19		CAD	200	152,544
1.772%	07/19/19		CAD	100	76,283
1.778%	07/26/19		CAD	200	152,515
1.781%	07/31/19		CAD	1,300	991,099
HSBC Bank Canada
1.802%	07/24/19		CAD	300	228,795
1.803%	07/25/19		CAD	100	76,261
1.803%	07/26/19		CAD	200	152,515
1.828%	07/11/19		CAD	1,500	1,144,699
Royal Bank of Canada
1.741%	07/02/19		CAD	500	381,734
1.749%	07/22/19		CAD	200	152,544
1.753%	07/25/19		CAD	200	152,523
1.753%	07/26/19		CAD	700	533,802
1.770%	07/31/19		CAD	800	609,907
Toronto-Dominion Bank (The)
1.741%	07/02/19		CAD	800	610,775
1.754%	07/22/19		CAD	300	228,816
1.764%	07/24/19		CAD	400	305,061
1.768%	07/16/19		CAD	100	76,295
1.768%	07/26/19		CAD	100	76,258
1.771%	07/19/19		CAD	300	228,850

TOTAL BANKERS ACCEPTANCES (cost $6,974,908)					7,017,710

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CERTIFICATE OF DEPOSIT — 0.1%
Barclays PLC, 3 Month LIBOR + 0.400%
2.980%(c)	10/25/19			4,300	$4,304,139

(cost $4,300,000)

FOREIGN TREASURY OBLIGATIONS(n) — 0.3%
Brazil Letras do Tesouro Nacional
6.180%	04/01/20		BRL	44,050	10,983,127
6.388%	01/01/20		BRL	41,800	10,561,027

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $21,262,998)					21,544,154

REPURCHASE AGREEMENT(m) — 0.0%
RBC Capital Markets LLC 2.550%,dated 06/28/19, due 07/01/19 in the amount of $2,700,574 (cost $2,700,000)				2,700	2,700,000

U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills
2.086%	08/20/19	(h)		590	588,287
2.172%	09/19/19	(k)		12,000	11,944,596

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,530,696)					12,532,883

OPTIONS PURCHASED*~ — 0.0%
(cost $825,530)					1,024,197

TOTAL SHORT-TERM INVESTMENTS (cost $1,148,681,753)					1,149,245,100

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.9% (cost $8,928,653,821)					9,936,089,002

SECURITY SOLD SHORT — (0.2)%
SOVEREIGN BOND
Canadian Government Bond (Canada),
2.750%	12/01/48		CAD	12,800	(12,183,727)

(proceeds received $(10,796,267))

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $1,981,341)					(1,869,334)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, AND OPTIONS WRITTEN —114.7% (cost $8,915,876,213)					9,922,035,941
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (14.7)%					(1,272,822,411)

NET ASSETS — 100.0%					$8,649,213,530

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,866,518 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $551,034,711; cash collateral of $560,228,464 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(m)	Repurchase agreements are collateralized by U.S. Treasury Bond (coupon rate 1.875%, maturity date 04/30/22), with the aggregate value, including accrued interest, of $2,756,926.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2019.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year Euro-Bobl	Call	08/23/19	139.00	68	EUR	68	$387
5 Year Euro-Bobl	Call	08/23/19	139.25	51	EUR	51	290
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$145.50	180		180	—
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$148.50	27		27	—
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$189.00	6		6	—
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$193.00	215		215	—
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$195.00	38		38	—
30 Year U.S. Ultra Treasury Bonds Futures	Call	08/23/19	$230.00	12		12	—
Euro Schatz Index	Call	08/23/19	113.80	1,305	EUR	1,305	7,420
Euro Schatz Index	Call	08/23/19	114.00	279	EUR	279	1,586
Euro-BTP Italian Government Bond Futures	Call	08/23/19	150.00	12	EUR	12	20
Euro-BTP Italian Government Bond Futures	Call	08/23/19	153.00	108	EUR	108	1,228
Euro-OAT Futures	Call	08/23/19	177.00	48	EUR	48	546
Euro-OAT Futures	Call	08/23/19	178.00	220	EUR	220	2,502
WTI Crude Oil Futures	Call	05/14/20	$59.50	25		25	105,750
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$102.75	6		12	—
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$104.13	40		80	—
5 Year Euro-Bobl	Put	08/23/19	129.50	200	EUR	200	1,137
5 Year Euro-Bobl	Put	08/23/19	129.75	113	EUR	113	642
5 Year Euro-Bobl	Put	08/23/19	130.00	83	EUR	83	472
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$107.50	36		36	—
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$108.00	760		760	—
10 Year Euro-Bund Futures	Put	08/23/19	154.50	462	EUR	462	5,253
10 Year Euro-Bund Futures	Put	08/23/19	155.50	26	EUR	26	296
10 Year Euro-Bund Futures	Put	08/23/19	156.00	26	EUR	26	296
10 Year Euro-Bund Futures	Put	08/23/19	159.00	158	EUR	158	1,797
10 Year Euro-Bund Futures	Put	08/23/19	160.50	8	EUR	8	91

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$123.00	138	138	$2,156
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	138	138	10,781
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$110.00	96	96	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$111.50	54	54	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$112.00	282	282	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$114.00	148	148	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$114.50	34	34	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$115.00	118	118	—
30 Year U.S. Ultra Treasury Bonds Futures	Put	08/23/19	$112.00	85	85	—
30 Year U.S. Ultra Treasury Bonds Futures	Put	08/23/19	$120.00	31	31	—
30 Year U.S. Ultra Treasury Bonds Futures	Put	08/23/19	$120.00	13	13	—
Brent Crude Oil Futures	Put	07/26/19	$56.00	5	5	1,800
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	216	540	1,350
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	216	540	10,800
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	216	540	1,350
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	216	540	31,050
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	216	540	2,700
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	216	540	43,200
WTI Crude Oil Futures	Put	05/14/20	$59.50	25	25	185,750

Total Exchange Traded (cost $657,055)						$420,650

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	3,900	$40,278
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	2,600	25,325
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,621	37,954
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	6,370	86,339
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	12,645	179,771
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	12,820	186,804
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,548	35,573
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—	13,100	1,013
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—	3,300	255
FNMA TBA 3.50%	Put	JPMorgan Chase Bank, N.A.	07/08/19	$70.00	—	30,000	—

Total OTC Traded (cost $149,934)							$593,312

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
2- Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.15)%	6 Month JPY LIBOR(S)	(0.15	)%(S)	JPY 876,000	$9,648
30- Year Interest Rate Swap, 08/19/49	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66	%(S)	595	299
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs International	08/21/19	1.65%	CDX.NA.IG.32.V1(Q)	1.00	%(Q)	11,900	174
CDX.NA.IG.32.V1, 06/20/24	Put	Credit Suisse International	09/18/19	1.95%	CDX.NA.IG.32.V1(Q)	1.00	%(Q)	9,300	114

Total OTC Swaptions (cost $18,541)									$10,235

Total Options Purchased (cost $825,530)									$1,024,197

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year Euro-Bobl	Call	08/23/19	134.50	106	EUR	106	$(43,392)
10 Year Euro-Bund Futures	Call	07/26/19	169.50	21	EUR	21	(79,040)
10 Year Euro-Bund Futures	Call	07/26/19	170.00	43	EUR	43	(139,352)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$127.00	70		70	(85,313)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$129.00	137		137	(36,391)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$129.00	38		38	(10,094)
Brent Crude Oil Futures	Call	07/26/19	$63.00	24		24	(84,480)
Brent Crude Oil Futures	Call	07/26/19	$65.00	5		5	(11,950)
Brent Crude Oil Futures	Call	07/26/19	$72.00	24		24	(10,560)
Brent Crude Oil Futures	Call	07/26/19	$74.00	12		12	(3,240)
Brent Crude Oil Futures	Call	08/27/19	$67.00	12		12	(27,360)
Brent Crude Oil Futures	Call	08/27/19	$68.00	24		24	(46,080)
Brent Crude Oil Futures	Call	04/27/20	$66.00	25		25	(122,250)
Henry Hub Natural Gas Futures	Call	08/27/19	$2.55	12		12	(3,912)
Henry Hub Natural Gas Futures	Call	08/27/19	$2.60	12		12	(2,952)
WTI Crude Oil Futures	Call	07/17/19	$67.00	12		12	(1,320)
WTI Crude Oil Futures	Call	07/17/19	$67.50	12		12	(1,080)
WTI Crude Oil Futures	Call	07/17/19	$68.50	12		12	(840)
WTI Crude Oil Futures	Call	08/15/19	$57.00	24		24	(90,000)
WTI Crude Oil Futures	Call	08/15/19	$57.50	9		9	(31,050)
WTI Crude Oil Futures	Call	08/15/19	$60.00	12		12	(26,160)
WTI-Brent Crude Oil Spread	Call	08/29/19	$(5.00)	2		2	(920)
WTI-Brent Crude Oil Spread	Call	09/27/19	$(5.00)	2		2	(1,220)
WTI-Brent Crude Oil Spread	Call	10/30/19	$(5.00)	2		2	(1,420)
10 Year Euro-Bund Futures	Put	07/26/19	169.50	21	EUR	21	(1,672)
10 Year Euro-Bund Futures	Put	07/26/19	170.00	43	EUR	43	(5,378)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$124.50	276		276	(4,313)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$125.50	137		137	(6,422)
Brent Crude Oil Futures	Put	04/27/20	$66.00	25		25	(208,500)
Euro Schatz Index	Put	08/23/19	112.10	320	EUR	320	(12,736)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	432		1,080	(2,700)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	432		1,080	(16,200)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	432		1,080	(27,000)
Henry Hub Natural Gas Futures	Put	07/26/19	$2.40	24		24	(32,280)
Henry Hub Natural Gas Futures	Put	07/26/19	$2.45	12		12	(20,448)
Henry Hub Natural Gas Futures	Put	08/27/19	$2.15	12		12	(8,064)
Henry Hub Natural Gas Futures	Put	08/27/19	$2.20	12		12	(19,968)
Natural Gas Futures	Put	07/26/19	$9.00	40	EUR	30	(22,334)
Natural Gas Futures	Put	07/26/19	$32.00	5	GBP	2	(14,370)
Natural Gas Futures	Put	08/27/19	$32.00	15	GBP	5	(31,431)
Natural Gas Futures	Put	09/26/19	$13.00	146	EUR	109	(176,124)
WTI-Brent Crude Oil Spread	Put	08/29/19	$(9.00)	2		2	(360)
WTI-Brent Crude Oil Spread	Put	09/27/19	$(9.00)	2		2	(320)
WTI-Brent Crude Oil Spread	Put	10/30/19	$(9.00)	2		2	(460)

Total Exchange Traded (premiums received $ 1,214,253)							$(1,471,456)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Crude Oil Futures	Call	Goldman Sachs International	07/01/19	$60.00	12	12	$(50,880)
Currency Option USD vs CNH	Call	HSBC Bank USA, N.A.	07/22/19	6.95	—	5,360	(15,969)
Fuel-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$(13.00)	11	11	(18,180)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$(13.00)	12		12	$(19,200)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$(13.00)	7		7	(12,600)
Gas-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$18.00	12		12	(29,400)
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$18.10	6		6	(15,600)
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$20.00	12		12	(20,160)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		600	—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	2,000	(3,295)
2- Year 10 CMS Curve Floor	Put	Morgan Stanley Capital Services LLC	01/02/20	—%	—		41,600	(4,754)
Currency Option USD vs CNH	Put	HSBC Bank USA, N.A.	07/22/19	6.80	—		5,360	(12,684)
Currency Option USD vs COP	Put	Goldman Sachs Bank USA	08/29/19	3,165.00	—		3,590	(28,323)
Currency Option USD vs ZAR	Put	Goldman Sachs Bank USA	07/18/19	14.20	—		2,540	(40,529)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	04/07/20	—%	—		3,900	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	09/29/20	—%	—		700	—
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	03/24/20	—%	—		7,900	(1)
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	10/02/20	—%	—		3,500	(1,757)

Total OTC Traded (premiums received $528,424)								$(273,332)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#		Value
2- Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.05)%	(0.05	)%(S)	6 Month JPY LIBOR	(S)	JPY	1,751,000	$(7,826)
CDX.NA.HY.32.V1, 06/20/24	Put	BNP Paribas S.A.	07/17/19	$99.00	5.00	%(Q)	CDX.NA.HY.32.V1	(Q)		40,000	(4,858)
CDX.NA.HY.32.V1, 06/20/24	Put	Morgan Stanley & Co. International PLC	09/18/19	$100.00	5.00	%(Q)	CDX.NA.HY.32.V1	(Q)		10,000	(12,949)
CDX.NA.HY.32.V1, 06/20/24	Put	Bank of America, N.A.	09/18/19	$101.00	5.00	%(Q)	CDX.NA.HY.32.V1	(Q)		53,500	(89,183)
CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00	%(Q)	CDX.NA.IG.31.V1	(Q)		2,500	(1)
CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00	%(Q)	CDX.NA.IG.31.V1	(Q)		1,700	(1)
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	07/17/19	0.85%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		2,000	(162)
CDX.NA.IG.32.V1, 06/20/24	Put	Morgan Stanley Capital Services LLC	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		1,500	(277)
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		1,500	(277)
CDX.NA.IG.32.V1, 06/20/24	Put	Credit Suisse International	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		1,700	(314)
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs International	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		3,000	(554)
CDX.NA.IG.32.V1, 06/20/24	Put	Citibank, N.A.	08/21/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		1,600	(243)
CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	08/21/19	1.00%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		1,700	(217)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#		Value
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs International	09/18/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		2,700	$(813)
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs International	09/18/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		2,200	(662)
CDX.NA.IG.32.V1, 06/20/24	Put	Deutsche Bank AG	09/18/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		7,400	(2,228)
CDX.NA.IG.32.V1, 06/20/24	Put	Deutsche Bank AG	09/18/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		1,400	(421)
CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	09/18/19	1.00%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		2,400	(604)
CDX.NA.IG.32.V1, 06/20/24	Put	Deutsche Bank AG	09/18/19	1.00%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		1,500	(378)
CDX.NA.IG.32.V1, 06/20/24	Put	Credit Suisse International	09/18/19	1.05%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		500	(106)
CDX.NA.IG.32.V1, 06/20/24	Put	Credit Suisse International	09/18/19	1.05%	1.00	%(Q)	CDX.NA.IG.32.V1	(Q)		700	(149)
iTraxx.EU.30.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00	%(Q)	iTraxx.EU.30.V1	(Q)	EUR	2,800	—
iTraxx.EU.30.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00	%(Q)	iTraxx.EU.30.V1	(Q)	EUR	500	—
iTraxx.EU.31.V1, 06/20/24	Put	Barclays Bank PLC	09/18/19	0.95%	1.00	%(Q)	iTraxx.EU.31.V1	(Q)	EUR	4,000	(1,362)
iTraxx.EU.31.V1, 06/20/24	Put	Goldman Sachs International	09/18/19	1.00%	1.00	%(Q)	iTraxx.EU.31.V1	(Q)	EUR	1,800	(528)
iTraxx.EU.31.V1, 06/20/24	Put	JPMorgan Chase Bank, N.A.	09/18/19	1.05%	1.00	%(Q)	iTraxx.EU.31.V1	(Q)	EUR	800	(204)
iTraxx.EU.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	1.05%	1.00	%(Q)	iTraxx.EU.31.V1	(Q)	EUR	900	(229)

Total OTC Swaptions (premiums received $238,664)											$(124,546)

Total Options Written (premiums received $1,981,341)											$(1,869,334)

Financial Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,281	90 Day Sterling	Sep. 2019	$201,755,100	$739,661
149	2 Year U.S. Treasury Notes	Sep. 2019	32,061,773	198,543
332	3 Year Australian Treasury Bonds	Sep. 2019	73,922,695	46,406
267	5 Year Euro-Bobl	Sep. 2019	40,816,756	156,363
4,617	5 Year U.S. Treasury Notes	Sep. 2019	545,527,406	8,288,647
129	10 Year Canadian Government Bonds	Sep. 2019	14,079,623	266,061
544	10 Year Euro-Bund	Sep. 2019	106,853,939	1,111,583
30	10 Year Japanese Bond	Sep. 2019	42,809,442	105,737
2,842	10 Year U.S. Treasury Notes	Sep. 2019	363,687,187	4,708,982
124	10 Year U.S. Ultra Treasury Notes	Sep. 2019	17,127,500	548,852
305	20 Year U.S. Treasury Bonds	Sep. 2019	47,456,094	1,490,620
10	30 Year Euro Buxl	Sep. 2019	2,307,176	63,791
412	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	73,155,750	3,253,521

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (continued):
836	Mini MSCI EAFE Index	Sep. 2019	$80,393,940	$1,437,299
138	Russell 2000	Sep. 2019	10,812,990	202,170
1,017	S&P 500 E-Mini Index	Sep. 2019	149,712,570	2,425,392

				25,043,628

Short Positions:
1,281	90 Day Sterling	Sep. 2020	201,836,441	(1,337,254)
658	2 Year U.S. Treasury Notes	Sep. 2019	141,588,235	(884,891)
36	3 Year Australian Treasury Bonds	Sep. 2019	8,015,714	(3,764)
13	5 Year Euro-Bobl	Sep. 2019	1,987,333	(1,774)
19	10 Year Australian Treasury Bonds	Sep. 2019	15,102,318	(22,957)
68	10 Year Euro-Bund	Sep. 2019	13,356,742	(204,405)
204	10 Year U.K. Gilt	Sep. 2019	33,756,905	(217,124)
259	20 Year U.S. Treasury Bonds	Sep. 2019	40,298,781	(1,500,711)
67	30 Year Euro Buxl	Sep. 2019	15,458,081	(179,025)
40	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	7,102,500	(33,892)
1,584	Euro Schatz Index	Sep. 2019	202,243,999	(197,810)
212	Euro-BTP Italian Government Bond	Sep. 2019	32,375,061	(1,311,827)
583	Euro-OAT	Sep. 2019	109,297,170	(2,227,716)

				(8,123,150)

				$16,920,478

Commodity Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
26	Brent Crude	Sep. 2019	$1,683,240	$71,779
13	Brent Crude	Oct. 2019	836,550	35,663
11	Brent Crude	Jan. 2020	699,160	42,624
54	Brent Crude	Dec. 2020	3,316,680	149,094
74	Brent Crude	Dec. 2021	4,459,980	(113,853)
1	Brent Dubai Swap	Jan. 2020	2,560	110
1	Brent Dubai Swap	Feb. 2020	2,550	100
1	Brent Dubai Swap	Mar. 2020	2,530	80
1	Brent Dubai Swap	Apr. 2020	2,500	50
1	Brent Dubai Swap	May. 2020	2,461	11
1	Brent Dubai Swap	Jun. 2020	2,450	—
1	Brent Dubai Swap	Jul. 2020	2,420	(30)
1	Brent Dubai Swap	Aug. 2020	2,400	(50)
1	Brent Dubai Swap	Sep. 2020	2,370	(80)
1	Brent Dubai Swap	Oct. 2020	2,342	(108)
1	Brent Dubai Swap	Nov. 2020	2,363	(87)
1	Brent Dubai Swap	Dec. 2020	2,393	(57)
11	Chicago Ethanol (Platts) Swap	Aug. 2019	708,015	66,591
4	Chicago Ethanol (Platts) Swap	Oct. 2019	254,940	17,535
4	Chicago Ethanol (Platts) Swap	Nov. 2019	252,840	17,430
4	Chicago Ethanol (Platts) Swap	Dec. 2019	250,740	11,865
21	Cocoa	Sep. 2019	509,250	(8,514)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Commodity Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation Depreciation
Long Positions (continued):
24	Cocoa	Dec. 2019	$589,920	$3,129
15	Corn	Mar. 2020	329,625	(9,198)
17	Corn	May. 2020	376,550	(11,986)
13	Corn	Dec. 2020	270,238	(1,804)
11	Gasoline RBOB	Nov. 2019	765,303	(29,074)
5	Gold 100 OZ	Aug. 2019	706,850	15,223
15	Hard Red Winter Wheat	Sep. 2019	346,125	(12,120)
8	Hard Red Winter Wheat	Dec. 2019	193,800	9,631
2	Hard Red Winter Wheat	Jul. 2020	52,000	(1,055)
4	Henry Hub LD1 Fixed Price	Jan. 2020	27,070	1,037
4	Henry Hub LD1 Fixed Price	Feb. 2020	26,770	737
4	Henry Hub LD1 Fixed Price	Mar. 2020	26,020	(13)
4	Henry Hub LD1 Fixed Price	Apr. 2020	24,140	(1,893)
4	Henry Hub LD1 Fixed Price	May. 2020	23,890	(2,143)
4	Henry Hub LD1 Fixed Price	Jun. 2020	24,290	(1,743)
4	Henry Hub LD1 Fixed Price	Jul. 2020	24,710	(1,323)
4	Henry Hub LD1 Fixed Price	Aug. 2020	24,860	(1,173)
4	Henry Hub LD1 Fixed Price	Sep. 2020	24,740	(1,293)
4	Henry Hub LD1 Fixed Price	Oct. 2020	24,980	(1,053)
4	Henry Hub LD1 Fixed Price	Nov. 2020	25,620	(413)
4	Henry Hub LD1 Fixed Price	Dec. 2020	27,250	1,217
80	Live Cattle	Aug. 2019	3,339,200	(114,589)
5	LME Copper	Sep. 2019	749,500	(41,118)
10	LME Copper	Dec. 2019	1,500,750	(64,293)
17	LME Lead	Nov. 2019	822,800	21,987
8	LME PRI Aluminum	Sep. 2019	360,050	(38)
66	Low Sulphur Gas Oil	Sep. 2019	3,963,300	248,998
14	Low Sulphur Gas Oil	Nov. 2019	843,150	(34,163)
10	Natural Gas	Sep. 2019	228,200	(6,533)
47	Natural Gas	Oct. 2019	1,086,170	(146,748)
8	Natural Gas	Mar. 2020	208,160	(9,988)
9	Natural Gas	May. 2020	215,010	(13,050)
14	Natural Gas	Oct. 2020	349,720	(19,237)
3	Natural Gas	Mar. 2021	81,090	(320)
68	No. 2 Soft Red Winter Wheat	Sep. 2019	1,792,650	21,172
6	NY Harbor ULSD	Sep. 2019	490,694	33,297
10	NY Harbor ULSD	Nov. 2019	822,738	(48,665)
4	Soybean	Nov. 2019	190,300	435
13	Soybean	Mar. 2020	611,975	33,860
7	Soybean	May. 2020	331,713	3,536
5	Soybean Meal	Dec. 2019	161,450	640
23	Sugar #11 (World)	Oct. 2019	325,091	(1,536)
20	White Sugar	Oct. 2019	333,500	2,775
18	WTI Crude	Sep. 2019	1,053,360	34,722
12	WTI Crude	Feb. 2020	689,040	30,325
18	WTI Crude	Mar. 2020	1,028,160	103,998
24	WTI Crude	May 2020	1,356,720	94,366
49	WTI Crude	Jun. 2020	2,756,740	37,609
16	WTI Crude	Aug. 2020	909,120	72,350
2	WTI Crude	Sep. 2020	111,080	8,021
165	WTI Crude	Dec. 2020	9,079,950	(422,891)
77	WTI Crude	Jun. 2021	4,171,860	22,719
19	WTI Crude	Jun. 2022	1,017,640	53,404
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2019	4,320	1,570
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2019	3,880	1,130
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2019	3,500	750

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Commodity Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation Depreciation
Long Positions (continued):
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2019	$3,300	$550
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2019	3,200	450
4	WTI Light Sweet Crude Oil	Sep. 2019	234,080	(17,120)
7	WTI Light Sweet Crude Oil	Dec. 2019	385,210	17,156
6	WTI Light Sweet Crude Oil	Mar. 2020	342,720	(35,580)
6	WTI Light Sweet Crude Oil	Jun. 2020	337,560	9,735

				124,529

Short Positions:
1	Brent (ICE) Calendar Swap	Jul. 2019	6,230	2,320
1	Brent (ICE) Calendar Swap	Aug. 2019	5,860	2,690
1	Brent (ICE) Calendar Swap	Sep. 2019	5,710	2,840
1	Brent (ICE) Calendar Swap	Oct. 2019	5,640	2,910
1	Brent (ICE) Calendar Swap	Nov. 2019	5,650	2,900
1	Brent (ICE) Calendar Swap	Dec. 2019	5,730	2,820
26	Brent Crude	Dec. 2019	1,658,800	(81,147)
40	Brent Crude	Jun. 2020	2,502,000	(100,158)
13	Brent Crude	Jun. 2021	788,840	(18,085)
15	Brent Crude	Jun. 2022	901,650	(2,849)
28	Brent Crude	Dec. 2022	1,680,560	24,140
12	Brent Crude	Dec. 2023	723,720	(33,623)
6	Coffee ’C’	Sep. 2019	246,263	(4,243)
4	Coffee ’C’	Dec. 2019	169,575	(28,775)
6	Copper	Sep. 2019	407,025	(4,493)
7	Copper	Dec. 2019	476,088	16,876
172	Corn	Sep. 2019	3,652,850	58,419
27	Corn	Dec. 2019	582,525	25,330
17	Corn	Jul. 2020	379,100	10,053
30	Cotton No. 2	Dec. 2019	991,200	15,943
21	Gasoline RBOB	Sep. 2019	1,635,316	(177,971)
4	Henry Hub LD1 Fixed Price	Jan. 2021	28,310	(1,990)
4	Henry Hub LD1 Fixed Price	Feb. 2021	28,080	(1,760)
4	Henry Hub LD1 Fixed Price	Mar. 2021	27,030	(710)
4	Henry Hub LD1 Fixed Price	Apr. 2021	24,560	1,760
4	Henry Hub LD1 Fixed Price	May. 2021	24,200	2,120
4	Henry Hub LD1 Fixed Price	Jun. 2021	24,530	1,790
4	Henry Hub LD1 Fixed Price	Jul. 2021	24,890	1,430
4	Henry Hub LD1 Fixed Price	Aug. 2021	24,990	1,330
4	Henry Hub LD1 Fixed Price	Sep. 2021	24,910	1,410
4	Henry Hub LD1 Fixed Price	Oct. 2021	25,140	1,180
4	Henry Hub LD1 Fixed Price	Nov. 2021	25,710	610
4	Henry Hub LD1 Fixed Price	Dec. 2021	27,480	(1,160)
12	ICE Endex Dutch TTF Natural Gas	Aug. 2019	102,708	9,001
26	LME Nickel	Jul. 2019	1,981,980	(130,074)
5	LME Nickel	Nov. 2019	381,600	(22,836)
25	LME PRI Aluminum	Sep. 2019	1,134,844	16,369
19	LME Zinc	Sep. 2019	1,187,975	(9,969)
15	Natural Gas	Aug. 2019	346,200	14,963
24	Natural Gas	Nov. 2019	575,760	(4,714)
9	Natural Gas	Dec. 2019	233,550	10,484
46	Natural Gas	Jan. 2020	1,245,220	74,595
23	Natural Gas	Apr. 2020	555,220	44,611
3	Natural Gas	Apr. 2021	73,680	539

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Commodity Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Short Positions (continued):
9	No. 2 Soft Red Winter Wheat	Dec. 2019	$242,325	$(30,432)
9	No. 2 Soft Red Winter Wheat	Jul. 2020	246,038	(3,615)
12	Nymex Natural Gas Penultimate	Aug. 2019	276,960	(2,201)
17	Platinum	Oct. 2019	714,935	(16,944)
18	Silver	Sep. 2019	1,380,690	(42,986)
9	Soybean	Nov. 2019	415,350	4,677
20	Soybean	Jan. 2020	934,500	(30,571)
76	Soybean Oil	Dec. 2019	1,314,648	(28,466)
40	Sugar #11 (World)	Mar. 2020	607,040	(3,205)
6	WTI Crude	Oct. 2019	350,400	(16,449)
159	WTI Crude	Dec. 2019	9,218,820	504,002
12	WTI Crude	Jan. 2020	692,520	(56,229)
8	WTI Crude	Apr. 2020	446,080	(31,552)
12	WTI Crude	Jul. 2020	671,880	13,460
103	WTI Crude	Dec. 2021	5,543,460	(139,856)
15	WTI Crude	Dec. 2022	804,000	(13,136)
12	WTI Crude	Dec. 2023	647,280	(36,713)
1	WTI Houston (Argus) vs. WTI Trade Month	Jan. 2020	3,400	400
1	WTI Houston (Argus) vs. WTI Trade Month	Feb. 2020	3,480	320
1	WTI Houston (Argus) vs. WTI Trade Month	Mar. 2020	3,550	250
1	WTI Houston (Argus) vs. WTI Trade Month	Apr. 2020	3,430	370
1	WTI Houston (Argus) vs. WTI Trade Month	May. 2020	3,380	420
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2020	3,480	320
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2020	3,280	520
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2020	3,280	520
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2020	3,280	520
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2020	3,180	620
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2020	3,180	620
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2020	3,180	620
49	WTI Light Sweet Crude Oil	Dec. 2019	2,841,020	(223,894)
1	WTI Light Sweet Crude Oil	Dec. 2021	53,820	260
1	WTI Midland (Argus) vs. WTI Financial	Jan. 2020	550	750
1	WTI Midland (Argus) vs. WTI Financial	Feb. 2020	600	700
1	WTI Midland (Argus) vs. WTI Financial	Mar. 2020	650	650
1	WTI Midland (Argus) vs. WTI Financial	Apr. 2020	600	700
1	WTI Midland (Argus) vs. WTI Financial	May. 2020	630	670
1	WTI Midland (Argus) vs. WTI Financial	Jun. 2020	650	650
1	WTI Midland (Argus) vs. WTI Financial	Jul. 2020	730	570
1	WTI Midland (Argus) vs. WTI Financial	Aug. 2020	760	540
1	WTI Midland (Argus) vs. WTI Financial	Sep. 2020	760	540
1	WTI Midland (Argus) vs. WTI Financial	Oct. 2020	830	470
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2020	830	470
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2020	830	470

				(416,294)

				$(291,765)

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/08/19	BNP Paribas S.A.	ARS	36,586	$819,760	$807,916	$—	$(11,844)
Expiring 08/08/19	BNP Paribas S.A.	ARS	3,059	68,534	67,544	—	(990)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Australian Dollar,
Expiring 07/03/19	Citibank, N.A.	AUD	3,038	$2,116,051	$2,133,214	$17,163	$—
Expiring 07/03/19	Citibank, N.A.	AUD	1,513	1,049,444	1,062,394	12,950	—
Expiring 07/03/19	HSBC Bank USA, N.A.	AUD	6,179	4,304,233	4,338,753	34,520	—
Brazilian Real,
Expiring 07/02/19	BNP Paribas S.A.	BRL	2,492	638,000	648,769	10,769	—
Expiring 07/02/19	Goldman Sachs International	BRL	48,306	12,640,461	12,574,946	—	(65,515)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	BRL	42,100	10,840,178	10,959,517	119,339	—
Expiring 08/02/19	Goldman Sachs International	BRL	3,711	968,000	963,283	—	(4,717)
Expiring 08/02/19	HSBC Bank USA, N.A.	BRL	20,579	5,362,000	5,341,437	—	(20,563)
Expiring 08/02/19	HSBC Bank USA, N.A.	BRL	10,195	2,653,000	2,646,269	—	(6,731)
British Pound,
Expiring 07/02/19	BNP Paribas S.A.	GBP	39,800	50,480,665	50,554,750	74,085	—
Expiring 07/02/19	BNP Paribas S.A.	GBP	634	798,011	805,317	7,306	—
Expiring 07/02/19	Citibank, N.A.	GBP	37,979	48,170,843	48,241,538	70,695	—
Expiring 07/02/19	Citibank, N.A.	GBP	4,966	6,335,100	6,307,274	—	(27,826)
Expiring 07/02/19	Citibank, N.A.	GBP	2,322	2,940,068	2,949,442	9,374	—
Expiring 07/02/19	Citibank, N.A.	GBP	1,256	1,592,318	1,595,391	3,073	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	2,300	2,898,245	2,921,497	23,252	—
Expiring 07/03/19	Citibank, N.A.	GBP	847	1,078,708	1,075,929	—	(2,779)
Expiring 07/03/19	Goldman Sachs International	GBP	825	1,047,728	1,047,982	254	—
Expiring 07/03/19	Standard Chartered Bank	GBP	4,134	5,221,197	5,251,345	30,148	—
Expiring 08/06/19	Standard Chartered Bank	GBP	2,534	3,230,466	3,224,323	—	(6,143)
Canadian Dollar,
Expiring 07/02/19	BNP Paribas S.A.	CAD	4,301	3,232,111	3,284,655	52,544	—
Expiring 07/02/19	BNP Paribas S.A.	CAD	1,500	1,127,218	1,145,543	18,325	—
Expiring 07/02/19	Citibank, N.A.	CAD	50	37,627	38,185	558	—
Expiring 07/02/19	HSBC Bank USA, N.A.	CAD	12,400	9,314,489	9,469,827	155,338	—
Expiring 07/03/19	Citibank, N.A.	CAD	1,414	1,081,356	1,079,893	—	(1,463)
Expiring 07/03/19	Citibank, N.A.	CAD	1,402	1,057,431	1,070,728	13,297	—
Expiring 07/03/19	HSBC Bank USA, N.A.	CAD	1,420	1,054,665	1,084,475	29,810	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	624	467,382	476,695	9,313	—
Chilean Peso,
Expiring 07/22/19	Goldman Sachs International	CLP	1,198,174	1,723,000	1,768,875	45,875	—
Expiring 07/22/19	Natwest Markets PLC	CLP	373,005	540,000	550,671	10,671	—
Expiring 09/25/19	Goldman Sachs International	CLP	1,571,179	2,317,373	2,319,665	2,292	—
Chinese Renminbi,
Expiring 07/12/19	BNP Paribas S.A.	CNH	11,931	1,741,574	1,736,469	—	(5,105)
Expiring 07/12/19	Citibank, N.A.	CNH	11,931	1,739,796	1,736,469	—	(3,327)
Expiring 07/12/19	HSBC Bank USA, N.A.	CNH	74,014	10,782,944	10,772,209	—	(10,735)
Expiring 07/12/19	HSBC Bank USA, N.A.	CNH	11,931	1,739,644	1,736,469	—	(3,175)
Expiring 09/18/19	BNP Paribas S.A.	CNH	28,830	4,156,742	4,193,901	37,159	—
Expiring 09/18/19	Deutsche Bank AG	CNH	5,832	841,686	848,402	6,716	—
Expiring 09/18/19	HSBC Bank USA, N.A.	CNH	40,264	5,870,192	5,857,086	—	(13,106)
Expiring 09/18/19	HSBC Bank USA, N.A.	CNH	17,165	2,471,705	2,496,965	25,260	—
Expiring 09/18/19	Standard Chartered Bank	CNH	14,708	2,127,023	2,139,549	12,526	—
Colombian Peso,
Expiring 07/24/19	Citibank, N.A.	COP	17,562,252	5,189,990	5,453,748	263,758	—
Expiring 07/24/19	Citibank, N.A.	COP	10,970,137	3,245,363	3,406,646	161,283	—
Expiring 10/15/19	Citibank, N.A.	COP	17,562,252	5,488,581	5,428,830	—	(59,751)
Danish Krone,
Expiring 07/01/19	Citibank, N.A.	DKK	268,959	40,906,373	40,985,191	78,818	—
Expiring 07/01/19	Citibank, N.A.	DKK	12,419	1,888,764	1,892,403	3,639	—
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	4,220	639,860	643,061	3,201	—
Expiring 10/01/19	JPMorgan Chase Bank, N.A.	DKK	14,780	2,270,793	2,269,999	—	(794)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro,
Expiring 07/02/19	Bank of America, N.A.	EUR	37,397	$42,613,603	$42,538,368	$—	$(75,235)
Expiring 07/02/19	BNP Paribas S.A.	EUR	152,477	173,365,904	173,440,343	74,439	—
Expiring 07/02/19	BNP Paribas S.A.	EUR	21,098	23,977,877	23,998,726	20,849	—
Expiring 07/02/19	BNP Paribas S.A.	EUR	1,314	1,485,076	1,494,749	9,673	—
Expiring 07/02/19	UBS AG	EUR	200	226,916	227,497	581	—
Expiring 07/03/19	BNP Paribas S.A.	EUR	3,771	4,293,702	4,289,929	—	(3,773)
Expiring 07/03/19	BNP Paribas S.A.	EUR	2,779	3,125,684	3,161,350	35,666	—
Expiring 07/03/19	Standard Chartered Bank	EUR	38	43,069	43,228	159	—
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	59	75,432	70,495	—	(4,937)
Hong Kong Dollar,
Expiring 08/12/19	Citibank, N.A.	HKD	19,460	2,485,789	2,491,677	5,888	—
Expiring 08/12/19	HSBC Bank USA, N.A.	HKD	12,722	1,625,219	1,628,937	3,718	—
Expiring 08/12/19	HSBC Bank USA, N.A.	HKD	11,171	1,424,814	1,430,345	5,531	—
Expiring 08/12/19	Morgan Stanley & Co. International PLC	HKD	12,201	1,558,623	1,562,174	3,551	—
Indian Rupee,
Expiring 07/08/19	JPMorgan Chase Bank, N.A.	INR	325,743	4,677,527	4,713,058	35,531	—
Expiring 07/08/19	JPMorgan Chase Bank, N.A.	INR	299,945	4,318,296	4,339,789	21,493	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	229,790	3,123,000	3,281,409	158,409	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	223,378	3,141,745	3,189,842	48,097	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	56,672	770,000	809,277	39,277	—
Expiring 04/27/20	HSBC Bank USA, N.A.	INR	659,393	8,986,000	9,184,226	198,226	—
Expiring 05/04/20	BNP Paribas S.A.	INR	652,046	8,875,000	9,073,707	198,707	—
Indonesian Rupiah,
Expiring 09/18/19	BNP Paribas S.A.	IDR	2,843,498	197,000	199,389	2,389	—
Expiring 09/18/19	BNP Paribas S.A.	IDR	144,360	10,000	10,123	123	—
Expiring 09/18/19	Deutsche Bank AG	IDR	19,286,496	1,336,000	1,352,391	16,391	—
Expiring 09/18/19	HSBC Bank USA, N.A.	IDR	6,012,448	416,000	421,600	5,600	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	22,598,600	1,565,000	1,584,640	19,640	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	10,417,016	722,000	730,453	8,453	—
Expiring 09/18/19	Standard Chartered Bank	IDR	56,124,103	3,830,474	3,935,487	105,013	—
Expiring 09/18/19	Standard Chartered Bank	IDR	49,938,783	3,408,325	3,501,764	93,439	—
Japanese Yen,
Expiring 07/02/19	BNP Paribas S.A.	JPY	447,200	4,152,716	4,149,171	—	(3,545)
Expiring 07/02/19	BNP Paribas S.A.	JPY	110,500	1,017,777	1,025,232	7,455	—
Expiring 07/02/19	Citibank, N.A.	JPY	1,236,600	11,350,556	11,473,311	122,755	—
Expiring 07/03/19	BNP Paribas S.A.	JPY	576,073	5,350,649	5,345,295	—	(5,354)
Expiring 07/03/19	Citibank, N.A.	JPY	116,381	1,076,002	1,079,882	3,880	—
Expiring 07/03/19	Standard Chartered Bank	JPY	228,695	2,111,620	2,122,027	10,407	—
Expiring 08/02/19	UBS AG	JPY	1,394,400	12,985,658	12,969,011	—	(16,647)
Malaysian Ringgit,
Expiring 08/01/19	Goldman Sachs International	MYR	6,100	1,451,690	1,475,357	23,667	—
Mexican Peso,
Expiring 08/14/19	Citibank, N.A.	MXN	186,175	9,472,530	9,621,685	149,155	—
Expiring 08/14/19	HSBC Bank USA, N.A.	MXN	49,630	2,576,583	2,564,909	—	(11,674)
Expiring 10/09/19	HSBC Bank USA, N.A.	MXN	49,630	2,533,487	2,541,072	7,585	—
Expiring 10/09/19	HSBC Bank USA, N.A.	MXN	2,579	131,652	132,046	394	—
New Taiwanese Dollar,
Expiring 11/21/19	Credit Suisse International	TWD	13,404	429,000	434,962	5,962	—
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	46,420	1,489,000	1,506,313	17,313	—
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	45,756	1,476,000	1,484,780	8,780	—
Expiring 11/21/19	Standard Chartered Bank	TWD	42,679	1,368,000	1,384,927	16,927	—
Expiring 11/21/19	Standard Chartered Bank	TWD	8,722	280,000	283,028	3,028	—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
New Zealand Dollar,
Expiring 07/02/19	BNP Paribas S.A.	NZD	8,380	$5,589,707	$5,630,214	$40,507	$—
Expiring 07/03/19	Goldman Sachs International	NZD	1,603	1,054,884	1,077,022	22,138	—
Expiring 07/03/19	HSBC Bank USA, N.A.	NZD	8,091	5,263,402	5,436,176	172,774	—
Norwegian Krone,
Expiring 07/02/19	BNP Paribas S.A.	NOK	22,235	2,595,365	2,606,907	11,542	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	NOK	21,225	2,495,954	2,488,491	—	(7,463)
Expiring 07/03/19	BNP Paribas S.A.	NOK	27,214	3,191,807	3,190,772	—	(1,035)
Expiring 07/03/19	HSBC Bank USA, N.A.	NOK	36,807	4,224,666	4,315,527	90,861	—
Expiring 07/03/19	Standard Chartered Bank	NOK	172	19,906	20,167	261	—
Expiring 08/02/19	Citibank, N.A.	NOK	43,460	5,113,746	5,100,651	—	(13,095)
Peruvian Nuevo Sol,
Expiring 07/15/19	Citibank, N.A.	PEN	26,782	8,125,718	8,127,074	1,356	—
Expiring 09/03/19	Citibank, N.A.	PEN	6,474	1,919,000	1,960,570	41,570	—
Polish Zloty,
Expiring 07/15/19	Citibank, N.A.	PLN	15,027	4,026,764	4,026,710	—	(54)
Expiring 07/15/19	Goldman Sachs International	PLN	472	125,891	126,480	589	—
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	PLN	4,644	1,243,633	1,244,429	796	—
Romanian Leu,
Expiring 10/22/19	Citibank, N.A.	RON	4,174	996,314	1,001,941	5,627	—
Expiring 10/22/19	Goldman Sachs International	RON	9,711	2,276,567	2,331,062	54,495	—
Expiring 10/22/19	Natwest Markets PLC	RON	9,730	2,268,736	2,335,622	66,886	—
Russian Ruble,
Expiring 07/15/19	Goldman Sachs International	RUB	89,205	1,343,435	1,407,127	63,692	—
Expiring 07/15/19	HSBC Bank USA, N.A.	RUB	15,986	240,934	252,170	11,236	—
Expiring 07/15/19	Standard Chartered Bank	RUB	94,070	1,418,336	1,483,875	65,539	—
Expiring 07/15/19	Standard Chartered Bank	RUB	19,676	296,660	310,368	13,708	—
Expiring 08/15/19	Goldman Sachs International	RUB	206,267	3,137,784	3,238,573	100,789	—
Expiring 08/30/19	Goldman Sachs International	RUB	325,245	4,939,934	5,095,326	155,392	—
Expiring 09/16/19	Morgan Stanley & Co. International PLC	RUB	187,080	2,827,221	2,924,366	97,145	—
South African Rand,
Expiring 07/08/19	JPMorgan Chase Bank, N.A.	ZAR	26,294	1,805,599	1,864,427	58,828	—
Expiring 07/08/19	Morgan Stanley & Co. International PLC	ZAR	74,158	5,058,516	5,258,317	199,801	—
Swedish Krona,
Expiring 07/02/19	BNP Paribas S.A.	SEK	36,070	3,888,446	3,885,502	—	(2,944)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	SEK	182,235	19,190,605	19,630,564	439,959	—
Expiring 07/02/19	Natwest Markets PLC	SEK	146,339	15,470,955	15,763,789	292,834	—
Expiring 07/02/19	Standard Chartered Bank	SEK	151,327	16,318,151	16,301,113	—	(17,038)
Expiring 07/03/19	Citibank, N.A.	SEK	40,000	4,308,795	4,309,186	391	—
Expiring 07/03/19	Citibank, N.A.	SEK	29,912	3,164,737	3,222,408	57,671	—
Expiring 07/03/19	Citibank, N.A.	SEK	10,295	1,088,333	1,109,077	20,744	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	10,072	1,060,629	1,085,040	24,411	—
Expiring 08/02/19	BNP Paribas S.A.	SEK	9,150	988,090	988,022	—	(68)
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	SEK	36,070	3,896,919	3,894,859	—	(2,060)
Expiring 08/06/19	UBS AG	SEK	50,111	5,418,681	5,412,548	—	(6,133)
Swiss Franc,
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	5,220	5,353,535	5,349,857	—	(3,678)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	4,229	4,281,260	4,334,204	52,944	—
Turkish Lira,
Expiring 07/05/19	Citibank, N.A.	TRY	2,576	443,419	443,088	—	(331)
Expiring 07/05/19	Deutsche Bank AG	TRY	4,999	862,896	859,923	—	(2,973)
Expiring 07/05/19	HSBC Bank USA, N.A.	TRY	9,099	1,572,181	1,565,085	—	(7,096)
Expiring 07/05/19	JPMorgan Chase Bank, N.A.	TRY	2,783	479,613	478,694	—	(919)

				$798,625,411	$803,190,743	4,995,948	(430,616)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/19	Citibank, N.A.	AUD	7,974	$5,520,245	$5,598,958	$—	$(78,713)
Expiring 07/02/19	Citibank, N.A.	AUD	7,817	5,411,557	5,488,720	—	(77,163)
Expiring 07/03/19	BNP Paribas S.A.	AUD	6,161	4,288,560	4,326,114	—	(37,554)
Expiring 07/03/19	Goldman Sachs International	AUD	1,501	1,030,096	1,053,968	—	(23,872)
Expiring 07/03/19	Morgan Stanley & Co. International PLC	AUD	3,051	2,127,183	2,142,342	—	(15,159)
Expiring 08/02/19	Citibank, N.A.	AUD	7,974	5,583,223	5,605,049	—	(21,826)
Expiring 08/02/19	Citibank, N.A.	AUD	7,817	5,473,295	5,494,691	—	(21,396)
Brazilian Real,
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	BRL	42,100	11,050,739	10,959,518	91,221	—
Expiring 07/02/19	Standard Chartered Bank	BRL	50,798	12,602,545	13,223,714	—	(621,169)
Expiring 08/02/19	Goldman Sachs International	BRL	48,306	12,602,865	12,537,852	65,013	—
Expiring 01/03/20	Goldman Sachs International	BRL	41,800	10,546,234	10,695,782	—	(149,548)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	44,050	11,088,177	11,180,469	—	(92,292)
British Pound,
Expiring 07/02/19	BNP Paribas S.A.	GBP	6,550	8,349,910	8,319,916	29,994	—
Expiring 07/02/19	BNP Paribas S.A.	GBP	4,577	5,807,215	5,814,223	—	(7,008)
Expiring 07/02/19	BNP Paribas S.A.	GBP	2,536	3,233,494	3,221,268	12,226	—
Expiring 07/02/19	Citibank, N.A.	GBP	516	653,406	655,430	—	(2,024)
Expiring 07/02/19	Goldman Sachs International	GBP	4,369	5,562,199	5,549,574	12,625	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	6,658	8,385,292	8,457,099	—	(71,807)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	2,189	2,780,640	2,780,503	137	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	112	143,254	142,815	439	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	GBP	3,078	3,890,506	3,909,725	—	(19,219)
Expiring 07/02/19	Standard Chartered Bank	GBP	41,370	52,362,033	52,548,990	—	(186,957)
Expiring 07/02/19	Standard Chartered Bank	GBP	15,769	19,958,776	20,030,038	—	(71,262)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	2,483	3,121,397	3,154,110	—	(32,713)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	789	997,342	1,002,253	—	(4,911)
Expiring 07/03/19	Standard Chartered Bank	GBP	2,534	3,225,142	3,218,894	6,248	—
Expiring 08/02/19	BNP Paribas S.A.	GBP	39,800	50,557,965	50,633,801	—	(75,836)
Expiring 08/02/19	BNP Paribas S.A.	GBP	37,979	48,244,606	48,316,972	—	(72,366)
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	GBP	4,966	6,344,584	6,317,136	27,448	—
Canadian Dollar,
Expiring 07/02/19	BNP Paribas S.A.	CAD	9,989	7,513,857	7,628,556	—	(114,699)
Expiring 07/02/19	BNP Paribas S.A.	CAD	1,300	986,690	992,805	—	(6,115)
Expiring 07/02/19	Citibank, N.A.	CAD	2,423	1,796,478	1,850,435	—	(53,957)
Expiring 07/02/19	Citibank, N.A.	CAD	1,498	1,125,782	1,144,016	—	(18,234)
Expiring 07/02/19	HSBC Bank USA, N.A.	CAD	8,698	6,452,465	6,642,625	—	(190,160)
Expiring 07/03/19	BNP Paribas S.A.	CAD	1,418	1,077,120	1,082,947	—	(5,827)
Expiring 07/03/19	Goldman Sachs International	CAD	1,417	1,074,746	1,082,183	—	(7,437)
Expiring 07/03/19	Goldman Sachs International	CAD	1,401	1,045,957	1,069,964	—	(24,007)
Expiring 07/11/19	Citibank, N.A.	CAD	1,500	1,125,271	1,145,796	—	(20,525)
Expiring 07/16/19	HSBC Bank USA, N.A.	CAD	100	75,892	76,395	—	(503)
Expiring 07/19/19	BNP Paribas S.A.	CAD	300	227,790	229,204	—	(1,414)
Expiring 07/19/19	HSBC Bank USA, N.A.	CAD	100	75,898	76,402	—	(504)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CAD	1,100	834,840	840,476	—	(5,636)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	700	531,650	534,849	—	(3,199)
Expiring 07/23/19	JPMorgan Chase Bank, N.A.	CAD	100	75,896	76,408	—	(512)
Expiring 07/24/19	Morgan Stanley & Co. International PLC	CAD	300	228,861	229,232	—	(371)
Expiring 07/25/19	BNP Paribas S.A.	CAD	300	227,792	229,237	—	(1,445)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar (continued),
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CAD	100	$76,289	$76,412	$—	$ (123)
Expiring 07/26/19	Barclays Bank PLC	CAD	100	75,917	76,415	—	(498)
Expiring 07/26/19	BNP Paribas S.A.	CAD	200	152,792	152,829	—	(37)
Expiring 07/26/19	Citibank, N.A.	CAD	700	534,026	534,901	—	(875)
Expiring 07/26/19	Goldman Sachs International	CAD	200	152,571	152,829	—	(258)
Expiring 07/31/19	JPMorgan Chase Bank, N.A.	CAD	2,100	1,604,552	1,604,855	—	(303)
Expiring 08/06/19	Citibank, N.A.	CAD	1,414	1,082,182	1,080,704	1,478	—
Chilean Peso,
Expiring 07/22/19	Goldman Sachs International	CLP	1,571,179	2,317,373	2,319,545	—	(2,172)
Chinese Renminbi,
Expiring 07/12/19	Citibank, N.A.	CNH	12,792	1,897,890	1,861,749	36,141	—
Expiring 07/12/19	HSBC Bank USA, N.A.	CNH	58,500	8,530,239	8,514,174	16,065	—
Expiring 07/12/19	HSBC Bank USA, N.A.	CNH	24,413	3,617,751	3,553,124	64,627	—
Expiring 07/12/19	JPMorgan Chase Bank, N.A.	CNH	3,669	539,184	533,995	5,189	—
Expiring 07/12/19	Morgan Stanley & Co. International PLC	CNH	10,434	1,526,671	1,518,574	8,097	—
Expiring 09/18/19	HSBC Bank USA, N.A.	CNH	106,110	15,269,802	15,435,626	—	(165,824)
Expiring 09/18/19	HSBC Bank USA, N.A.	CNH	3,688	530,941	536,487	—	(5,546)
Colombian Peso,
Expiring 07/24/19	Citibank, N.A.	COP	17,562,252	5,514,051	5,453,749	60,302	—
Expiring 09/25/19	HSBC Bank USA, N.A.	COP	5,694,490	1,763,000	1,762,418	582	—
Expiring 09/25/19	HSBC Bank USA, N.A.	COP	5,507,295	1,713,000	1,704,482	8,518	—
Danish Krone,
Expiring 07/01/19	BNP Paribas S.A.	DKK	163,828	24,872,393	24,964,751	—	(92,358)
Expiring 07/01/19	Citibank, N.A.	DKK	23,525	3,585,270	3,584,841	429	—
Expiring 07/01/19	Citibank, N.A.	DKK	15,960	2,429,372	2,432,054	—	(2,682)
Expiring 07/01/19	Citibank, N.A.	DKK	14,185	2,151,054	2,161,571	—	(10,517)
Expiring 07/01/19	Citibank, N.A.	DKK	9,705	1,475,909	1,478,890	—	(2,981)
Expiring 07/01/19	Citibank, N.A.	DKK	7,530	1,148,685	1,147,454	1,231	—
Expiring 07/01/19	Citibank, N.A.	DKK	6,000	915,759	914,305	1,454	—
Expiring 07/01/19	Citibank, N.A.	DKK	5,655	857,373	861,733	—	(4,360)
Expiring 07/01/19	Goldman Sachs International	DKK	2,625	396,313	400,009	—	(3,696)
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	22,690	3,444,404	3,457,600	—	(13,196)
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	2,660	403,646	405,343	—	(1,697)
Expiring 10/01/19	BNP Paribas S.A.	DKK	13,793	2,117,742	2,118,466	—	(724)
Expiring 10/01/19	BNP Paribas S.A.	DKK	7,940	1,220,789	1,219,472	1,317	—
Expiring 10/01/19	Citibank, N.A.	DKK	268,959	41,221,727	41,308,355	—	(86,628)
Expiring 10/01/19	Citibank, N.A.	DKK	12,420	1,905,948	1,907,536	—	(1,588)
Expiring 10/01/19	Citibank, N.A.	DKK	12,419	1,903,325	1,907,325	—	(4,000)
Expiring 10/01/19	Goldman Sachs International	DKK	34,400	5,280,841	5,283,353	—	(2,512)
Euro,
Expiring 07/02/19	Bank of America, N.A.	EUR	328	367,689	372,625	—	(4,936)
Expiring 07/02/19	BNP Paribas S.A.	EUR	6,563	7,440,940	7,465,335	—	(24,395)
Expiring 07/02/19	BNP Paribas S.A.	EUR	5,526	6,195,179	6,285,760	—	(90,581)
Expiring 07/02/19	BNP Paribas S.A.	EUR	4,083	4,655,633	4,644,364	11,269	—
Expiring 07/02/19	BNP Paribas S.A.	EUR	937	1,058,158	1,065,860	—	(7,702)
Expiring 07/02/19	BNP Paribas S.A.	EUR	643	725,593	731,405	—	(5,812)
Expiring 07/02/19	BNP Paribas S.A.	EUR	509	570,887	578,981	—	(8,094)
Expiring 07/02/19	Citibank, N.A.	EUR	105,649	117,985,285	120,174,135	—	(2,188,850)
Expiring 07/02/19	Citibank, N.A.	EUR	35,704	40,092,701	40,613,133	—	(520,432)
Expiring 07/02/19	Citibank, N.A.	EUR	3,018	3,436,630	3,432,939	3,691	—
Expiring 07/02/19	Citibank, N.A.	EUR	1,992	2,252,322	2,265,876	—	(13,554)
Expiring 07/02/19	Citibank, N.A.	EUR	740	830,715	841,741	—	(11,026)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 07/02/19	Goldman Sachs International	EUR	19,946	$22,259,193	$22,688,339	$—	$(429,146)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	EUR	23,260	26,315,329	26,457,976	—	(142,647)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	EUR	3,995	4,475,359	4,544,265	—	(68,906)
Expiring 07/02/19	Standard Chartered Bank	EUR	5,201	5,839,776	5,916,076	—	(76,300)
Expiring 07/03/19	BNP Paribas S.A.	EUR	3,743	4,190,355	4,258,077	—	(67,722)
Expiring 07/03/19	BNP Paribas S.A.	EUR	1,916	2,151,898	2,179,613	—	(27,715)
Expiring 07/03/19	BNP Paribas S.A.	EUR	929	1,058,328	1,056,817	1,511	—
Expiring 07/05/19	Citibank, N.A.	EUR	369	420,369	419,840	529	—
Expiring 07/19/19	Citibank, N.A.	EUR	126	142,576	142,985	—	(409)
Expiring 08/02/19	BNP Paribas S.A.	EUR	152,477	173,807,934	173,895,292	—	(87,358)
Expiring 08/02/19	BNP Paribas S.A.	EUR	37,397	42,721,642	42,649,950	71,692	—
Expiring 08/02/19	BNP Paribas S.A.	EUR	21,098	24,039,040	24,061,677	—	(22,637)
Expiring 08/06/19	BNP Paribas S.A.	EUR	3,771	4,305,622	4,302,189	3,433	—
Hong Kong Dollar,
Expiring 08/12/19	HSBC Bank USA, N.A.	HKD	80,346	10,271,401	10,287,526	—	(16,125)
Expiring 08/12/19	UBS AG	HKD	14,203	1,815,949	1,818,566	—	(2,617)
Expiring 12/16/19	Citibank, N.A.	HKD	19,460	2,486,806	2,493,893	—	(7,087)
Expiring 12/16/19	HSBC Bank USA, N.A.	HKD	27,882	3,566,664	3,573,218	—	(6,554)
Expiring 12/16/19	HSBC Bank USA, N.A.	HKD	12,722	1,626,344	1,630,386	—	(4,042)
Expiring 12/16/19	Morgan Stanley & Co. International PLC	HKD	12,201	1,559,330	1,563,563	—	(4,233)
Indian Rupee,
Expiring 07/08/19	JPMorgan Chase Bank, N.A.	INR	625,688	8,919,916	9,052,847	—	(132,931)
Expiring 10/18/19	BNP Paribas S.A.	INR	280,294	3,983,714	4,002,604	—	(18,890)
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	149,289	2,031,000	2,131,844	—	(100,844)
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	80,258	1,092,000	1,146,080	—	(54,080)
Expiring 04/27/20	Goldman Sachs International	INR	659,393	9,088,803	9,184,226	—	(95,423)
Expiring 05/04/20	JPMorgan Chase Bank, N.A.	INR	325,743	4,520,441	4,532,955	—	(12,514)
Expiring 05/04/20	Standard Chartered Bank	INR	326,303	4,542,526	4,540,752	1,774	—
Israeli Shekel,
Expiring 09/16/19	Citibank, N.A.	ILS	1,954	545,208	550,269	—	(5,061)
Japanese Yen,
Expiring 07/02/19	Citibank, N.A.	JPY	29,500	270,776	273,704	—	(2,928)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	JPY	399,900	3,685,165	3,710,316	—	(25,151)
Expiring 07/03/19	BNP Paribas S.A.	JPY	113,986	1,066,840	1,057,659	9,181	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	233,680	2,154,173	2,168,282	—	(14,109)
Expiring 07/03/19	Standard Chartered Bank	JPY	573,483	5,285,723	5,321,263	—	(35,540)
Expiring 08/02/19	UBS AG	JPY	29,500	274,725	274,373	352	—
Expiring 08/06/19	BNP Paribas S.A.	JPY	576,073	5,364,441	5,359,484	4,957	—
Malaysian Ringgit,
Expiring 08/01/19	UBS AG	MYR	6,100	1,497,300	1,475,357	21,943	—
Mexican Peso,
Expiring 08/14/19	Citibank, N.A.	MXN	70,831	3,583,535	3,660,593	—	(77,058)
Expiring 08/14/19	Citibank, N.A.	MXN	61,074	3,086,696	3,156,372	—	(69,676)
Expiring 08/14/19	Citibank, N.A.	MXN	53,489	2,701,833	2,764,358	—	(62,525)
Expiring 08/14/19	Citibank, N.A.	MXN	12,355	624,422	638,517	—	(14,095)
Expiring 08/14/19	Goldman Sachs International	MXN	34,449	1,733,178	1,780,354	—	(47,176)
Expiring 08/14/19	Goldman Sachs International	MXN	16,390	827,345	847,050	—	(19,705)
Expiring 10/09/19	HSBC Bank USA, N.A.	MXN	49,630	2,552,527	2,541,072	11,455	—
New Taiwanese Dollar,
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	79,961	2,554,836	2,594,738	—	(39,902)
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	51,667	1,650,549	1,676,596	—	(26,047)
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	36,337	1,160,817	1,179,135	—	(18,318)
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	13,584	433,744	440,800	—	(7,056)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
New Taiwanese Dollar (continued),
Expiring 11/21/19	HSBC Bank USA, N.A.	TWD	9,710	$310,045	$315,089	$—	$(5,044)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	21,037	670,395	682,649	—	(12,254)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	18,595	594,374	603,406	—	(9,032)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	14,794	471,447	480,065	—	(8,618)
Expiring 11/21/19	Standard Chartered Bank	TWD	26,181	836,534	849,572	—	(13,038)
New Zealand Dollar,
Expiring 07/02/19	HSBC Bank USA, N.A. Morgan Stanley & Co.	NZD	54	35,465	36,281	—	(816)
Expiring 07/02/19	International PLC	NZD	8,326	5,434,014	5,593,934	—	(159,920)
Expiring 07/03/19	HSBC Bank USA, N.A.	NZD	3,243	2,147,369	2,178,904	—	(31,535)
Expiring 07/03/19	UBS AG	NZD	6,428	4,256,358	4,318,840	—	(62,482)
Expiring 08/02/19	BNP Paribas S.A.	NZD	8,380	5,593,341	5,634,195	—	(40,854)
Norwegian Krone,
Expiring 07/02/19	Citibank, N.A.	NOK	43,460	5,108,465	5,095,397	13,068	—
Expiring 07/03/19	BNP Paribas S.A.	NOK	361	41,438	42,327	—	(889)
Expiring 07/03/19	Citibank, N.A.	NOK	27,299	3,122,141	3,200,738	—	(78,597)
	Morgan Stanley & Co.
Expiring 07/03/19	International PLC	NOK	36,533	4,306,235	4,283,401	22,834	—
Expiring 08/06/19	BNP Paribas S.A.	NOK	27,214	3,195,433	3,194,278	1,155	—
Peruvian Nuevo Sol,
Expiring 07/15/19	Citibank, N.A.	PEN	26,782	8,026,119	8,127,074	—	(100,955)
Expiring 08/01/19	BNP Paribas S.A.	PEN	6,375	1,910,667	1,932,957	—	(22,290)
Expiring 08/01/19	BNP Paribas S.A.	PEN	5,564	1,667,628	1,687,083	—	(19,455)
Expiring 09/03/19	BNP Paribas S.A.	PEN	8,183	2,445,000	2,478,122	—	(33,122)
Expiring 09/17/19	Citibank, N.A.	PEN	26,782	8,101,138	8,105,073	—	(3,935)
Expiring 10/09/19	BNP Paribas S.A.	PEN	12,037	3,575,534	3,639,496	—	(63,962)
Expiring 10/09/19	BNP Paribas S.A.	PEN	2,362	701,508	714,057	—	(12,549)
Singapore Dollar,
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	6,951	5,086,904	5,143,926	—	(57,022)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	2,479	1,814,234	1,834,571	—	(20,337)
South Korean Won,
Expiring 07/24/19	Citibank, N.A.	KRW	2,477,955	2,127,000	2,147,759	—	(20,759)
Expiring 07/24/19	JPMorgan Chase Bank, N.A.	KRW	916,698	787,000	794,544	—	(7,544)
Expiring 09/18/19	BNP Paribas S.A.	KRW	3,557,256	3,000,385	3,088,817	—	(88,432)
Expiring 09/18/19	BNP Paribas S.A.	KRW	185,868	156,771	161,392	—	(4,621)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	667,529	579,000	579,625	—	(625)
Expiring 09/18/19	UBS AG	KRW	2,869,908	2,488,000	2,491,982	—	(3,982)
Expiring 09/18/19	UBS AG	KRW	99,330	86,000	86,250	—	(250)
Swedish Krona,
Expiring 07/02/19	BNP Paribas S.A.	SEK	1,725	183,327	185,819	—	(2,492)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	SEK	36,070	3,887,821	3,885,502	2,319	—
Expiring 07/02/19	Standard Chartered Bank	SEK	478,176	49,973,015	51,509,646	—	(1,536,631)
Expiring 07/03/19	Citibank, N.A.	SEK	40,168	4,273,305	4,327,284	—	(53,979)
Expiring 07/03/19	UBS AG	SEK	50,111	5,404,872	5,398,427	6,445	—
Expiring 08/02/19	Standard Chartered Bank	SEK	151,327	16,356,116	16,340,369	15,747	—
Swiss Franc,
Expiring 07/02/19	BNP Paribas S.A.	CHF	4,903	4,921,540	5,024,484	—	(102,944)
Expiring 07/03/19	BNP Paribas S.A.	CHF	2,066	2,122,855	2,117,394	5,461	—
Expiring 07/03/19	Citibank, N.A.	CHF	3,154	3,162,948	3,232,461	—	(69,513)
Expiring 07/03/19	Goldman Sachs International	CHF	1,028	1,059,118	1,053,573	5,545	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	2,105	2,102,457	2,157,366	—	(54,909)
	Morgan Stanley & Co.
Expiring 07/03/19	International PLC	CHF	1,096	1,099,210	1,123,265	—	(24,055)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	CHF	5,220	5,370,546	5,367,294	3,252	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Thai Baht,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	THB	3,739	$117,914	$122,174	$—	$(4,260)
Turkish Lira,
Expiring 07/05/19	UBS AG	TRY	19,457	3,266,232	3,346,790	—	(80,558)

				$1,253,523,344	$1,262,925,034	668,394	(10,070,084)

						$5,664,342	$(10,500,700)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/02/19	Buy	EUR	312	GBP	276	$4,756	$—	Citibank, N.A.
07/26/19	Buy	EUR	4,488	RON	21,700	—	(106,824)	Morgan Stanley & Co. International PLC
07/26/19	Buy	RON	21,700	EUR	4,577	4,760	—	JPMorgan Chase Bank, N.A.
09/05/19	Buy	EUR	437	TRY	2,973	5,619	—	Goldman Sachs International
09/05/19	Buy	TRY	482	EUR	71	—	(1,124)	BNP Paribas S.A.
09/05/19	Buy	TRY	2,486	EUR	366	—	(5,278)	Citibank, N.A.
10/22/19	Buy	EUR	401	RON	1,915	610	—	Goldman Sachs International
10/22/19	Buy	EUR	4,536	RON	21,700	—	(3,669)	JPMorgan Chase Bank, N.A.
03/16/20	Buy	EUR	542	RON	2,690	—	(13,534)	BNP Paribas S.A.
03/16/20	Buy	EUR	546	RON	2,710	—	(13,535)	Citibank, N.A.
03/16/20	Buy	EUR	546	RON	2,714	—	(13,991)	Morgan Stanley & Co. International PLC
03/16/20	Buy	EUR	622	RON	3,087	—	(14,909)	Natwest Markets PLC
03/16/20	Buy	RON	1,915	EUR	395	—	(977)	Goldman Sachs International
03/16/20	Buy	RON	3,009	EUR	619	60	—	Morgan Stanley & Co. International PLC
03/16/20	Buy	RON	6,206	EUR	1,275	1,553	—	Citibank, N.A.

						$17,358	$(173,841)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federal Republic of Brazil	12/20/23	1.000%(Q)	7,500	1.360%	$(111,882)	$(7,292)	$ (104,590)	Barclays Bank PLC
Government of Malaysia	12/20/23	1.000%(Q)	1,500	0.603%	26,112	(1,458)	27,570	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.492%	111,144	(4,861)	116,005	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	1,500	10.056%	(437,302)	(1,458)	(435,844)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	1,500	0.331%	43,936	(1,458)	45,394	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	2,000	0.806%	17,215	(1,944)	19,159	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	1.027%	(1,730)	(1,944)	214	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	1,500	8.973%	(401,462)	(1,458)	(400,004)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	0.504%	32,606	(1,458)	34,064	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.461%	35,425	(1,458)	36,883	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.542%	30,050	(1,458)	31,508	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	1.547%	(102,314)	(4,375)	(97,939)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	3.866%	(843,150)	(7,292)	(835,858)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	1.053%	(8,775)	(4,375)	(4,400)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	1.002%	1,293	(6,319)	7,612	Barclays Bank PLC

					$(1,608,834)	$(48,608)	$(1,560,226)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)*:
CDX.EM.30.V1	12/20/23	1.000%(Q)	50,000	$1,419,954	$(11,389)	$1,431,343	Barclays Bank PLC

*

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	500	0.173%	$8,231	$7,216	$(1,015)
Daimler AG	12/20/20	1.000%(Q)	EUR	240	0.173%	3,956	3,478	(478)
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	700	0.571%	1,798	1,899	101
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	100	0.571%	257	272	15
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.440%	6,026	50,075	44,049
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		1,100	1.204%	190,429	121,626	(68,803)
General Electric Co.	12/20/20	1.000%(Q)		100	0.244%	(1,789)	1,141	2,930
General Electric Co.	12/20/23	1.000%(Q)		1,800	0.809%	(81,239)	15,244	96,483
General Electric Co.	12/20/23	1.000%(Q)		300	0.809%	(16,848)	2,540	19,388
Marks & Spencer PLC	06/20/23	1.000%(Q)	EUR	1,300	1.383%	(38,950)	(21,835)	17,115
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	1.210%	(56,080)	(23,316)	32,764

						$15,791	$158,340	$142,549

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Japan Govt.	06/20/22	(1.000)(Q)	4,300	$(114,215)	$(153,894)	$39,679	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)(Q)	3,800	(100,934)	(133,217)	32,283	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)(Q)	3,800	(100,934)	(132,796)	31,862	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)(Q)	700	(18,593)	(24,197)	5,604	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	(56,822)	(44,541)	(12,281)	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)(Q)	4,900	(128,244)	(94,604)	(33,640)	Goldman Sachs International
South Korea Govt.	06/20/23	(1.000)(Q)	6,800	(200,511)	(164,692)	(35,819)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)(Q)	1,700	(50,127)	(42,406)	(7,721)	HSBC Bank USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	(3,105)	3,609	(6,714)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(3,051)	8,971	(12,022)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,026)	3,355	(4,381)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,026)	3,101	(4,127)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,026)	1,122	(2,148)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	(540)	627	(1,167)	Citibank, N.A.
United Mexican States	12/20/23	(1.000)(Q)	4,050	(806)	36,832	(37,638)	Barclays Bank PLC
United Mexican States	12/20/23	(1.000)(Q)	1,650	(328)	15,004	(15,332)	HSBC Bank USA, N.A.
United Mexican States	12/20/23	(1.000)(Q)	900	(179)	8,960	(9,139)	BNP Paribas S.A.
United Mexican States	12/20/23	(1.000)(Q)	400	(79)	3,448	(3,527)	Goldman Sachs International
United Mexican States	12/20/23	(1.000)(Q)	300	(60)	2,523	(2,583)	Bank of America, N.A.

				$(781,606)	$(702,795)	$(78,811)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Federal Republic of Brazil	09/20/19	1.000%(Q)	2,495	0.419%	$4,119	$5,695	$(1,576)	HSBC Bank USA, N.A.
Federal Republic of Brazil	12/20/22	1.000%(Q)	3,100	1.099%	(9,342)	(62,308)	52,966	Morgan Stanley Capital Services LLC
Federal Republic of Brazil	06/20/24	1.000%(Q)	1,500	1.497%	(34,264)	(43,885)	9,621	HSBC Bank USA, N.A.
Federal Republic of Brazil	06/20/24	1.000%(Q)	500	1.497%	(11,425)	(16,631)	5,206	Goldman Sachs International
Hellenic Republic of Greece	06/20/23	1.000%(Q)	435	2.253%	(20,072)	(42,575)	22,503	Citibank, N.A.
Hellenic Republic of Greece	06/20/24	1.000%(Q)	500	2.630%	(36,521)	(108,194)	71,673	Barclays Bank PLC
Hellenic Republic of Greece	12/20/24	1.000%(Q)	1,000	2.791%	(86,910)	(230,139)	143,229	Citibank, N.A.
Hellenic Republic of Greece	12/20/25	1.000%(Q)	1,220	3.033%	(137,588)	(220,976)	83,388	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	350	0.821%	3,066	1,638	1,428	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	0.311%	48,382	27,267	21,115	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	3.268%	(39,174)	(26,563)	(12,611)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	3.268%	(38,358)	(31,242)	(7,116)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	3.268%	(13,058)	(10,899)	(2,159)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	3.268%	(13,058)	(10,702)	(2,356)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	3.268%	(13,058)	(8,896)	(4,162)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	3.268%	(6,530)	(4,425)	(2,105)	Citibank, N.A.
Republic of Brazil	12/20/23	1.000%(Q)	200	1.360%	(2,984)	(6,900)	3,916	HSBC Bank USA, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	4,700	0.597%	65,441	18,324	47,117	Morgan Stanley Capital Services LLC
Republic of Colombia	12/20/23	1.000%(Q)	4,500	0.806%	38,733	(67,397)	106,130	Goldman Sachs International
Republic of Colombia	06/20/24	1.000%(Q)	3,700	0.914%	16,220	(37,659)	53,879	Citibank, N.A.
Republic of Indonesia	12/20/23	1.000%(Q)	5,000	0.822%	39,532	(73,797)	113,329	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	31,000	0.778%	143,417	(566,159)	709,576	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	10,100	1.139%	(24,006)	(168,497)	144,491	Bank of America, N.A.
								Goldman Sachs
Republic of Italy	06/20/21	1.000%(Q)	8,800	0.778%	40,712	(196,071)	236,783	International
Republic of Italy	06/20/21	1.000%(Q)	3,500	1.139%	(8,319)	(62,657)	54,338	JPMorgan Chase Bank, N.A.
Republic of Korea	09/20/19	1.000%(Q)	1,920	0.094%	4,619	3,662	957	Citibank, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	200	1.389%	(2,879)	(12,038)	9,159	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	100	1.389%	(1,439)	(5,082)	3,643	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	10,000	0.880%	42,968	(218,907)	261,875	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)	500	1.420%	(9,372)	(6,470)	(2,902)	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	500	0.776%	3,921	630	3,291	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	0.867%	540	(1,011)	1,551	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	11,400	1.002%	2,267	(178,555)	180,822	HSBC Bank USA, N.A.
United Mexican States	12/20/23	1.000%(Q)	800	1.002%	159	(3,593)	3,752	BNP Paribas S.A.
United Mexican States	06/20/24	1.000%(Q)	15,300	1.110%	(74,652)	(246,016)	171,364	HSBC Bank USA, N.A.
United Mexican States	06/20/24	1.000%(Q)	5,800	1.110%	(28,300)	(101,260)	72,960	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	600	1.110%	(2,928)	(9,703)	6,775	BNP Paribas S.A.

					$(160,141)	$(2,721,991)	$2,561,850

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.NA.HY.31	12/20/23	5.000%(Q)	2,134	$(119,050)	$(178,259)	$(59,209)
CDX.NA.HY.32	06/20/24	5.000%(Q)	800	(60,670)	(61,107)	(437)
CDX.NA.IG.32	06/20/29	1.000%(Q)	82,200	328,834	196,292	(132,542)
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	6,855	96,126	16,369	(79,757)
iTraxx Europe Series 30 V1	12/20/23	1.000%(Q)	EUR 26,600	55,878	(607,096)	(662,974)

				$301,118	$(633,801)	$(934,919)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.30	12/20/23	1.000%(Q)	65,000	1.693%	$(3,013,110)	$(1,845,940)	$1,167,170
CDX.EM.31	06/20/24	1.000%(Q)	145,300	1.691%	(6,166,390)	(4,539,878)	1,626,512
CDX.NA.IG.32	06/20/24	1.000%(Q)	27,300	0.546%	538,664	592,043	53,379
iTraxx Europe Series 31.V1	06/20/24	5.000%(Q)	EUR 1,900	2.530%	238,851	246,991	8,140

					$(8,401,985)	$(5,546,784)	$2,855,201

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	5,000	$(40,105)	$57,438	$(97,543)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$38,402	$(172,053)	$210,455	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	11,637	(51,756)	63,393	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	6,982	(41,882)	48,864	Merrill Lynch International

					$57,021	$(265,691)	$322,712

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
34,000	07/10/19	—(3)	—(3)	$(18,320)	$—	$(18,320)	JPMorgan Securities LLC
60,892	07/12/19	—(4)	—(4)	(115,671)	—	(115,671)	Citigroup Global Markets, Inc.

				$(133,991)	$—	$(133,991)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays or receives payments based on CMM102 minus 7 year CMS minus 1.439% upon termination.

(4)	The Portfolio pays or receives payments based on CMM102 minus 7 Year CMS minus 1.338% upon termination.

(5)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Inflation swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Inflation Swap Agreements:
EUR	330	04/15/20	1.000%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(1,081)	$(1,081)
EUR	130	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	92	(1,292)	(1,384)
EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(1)(T)	—	(19,841)	(19,841)
EUR	5,640	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(2,740)	(55,598)	(52,858)
EUR	1,300	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(170)	73,983	74,153
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	108	114,319	114,211
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(534)	(52,132)	(51,598)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	324	7,006	6,682
EUR	415	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,019	108,581	107,562
EUR	360	11/15/48	1.945%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	95,388	95,388
EUR	530	11/15/48	1.950%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,804)	141,754	143,558
GBP	1,300	12/15/28	3.633%(T)	U.K. Retail Price Index(2)(T)	—	22,217	22,217
GBP	600	04/15/30	3.190%(T)	U.K. Retail Price Index(2)(T)	(34,052)	(25,981)	8,071
GBP	3,900	05/15/30	3.350%(T)	U.K. Retail Price Index(2)(T)	(43,957)	(13,460)	30,497
GBP	3,200	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	67,530	17,400	(50,130)
GBP	2,840	08/15/30	3.325%(T)	U.K. Retail Price Index(2)(T)	26,678	(60,572)	(87,250)
GBP	1,000	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(103,355)	(118,313)	(14,958)
GBP	3,520	09/15/32	3.470%(T)	U.K. Retail Price Index(2)(T)	(7,170)	(52,457)	(45,287)
GBP	360	09/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	281	(4,777)	(5,058)
GBP	470	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	—	7,157	7,157
GBP	700	04/15/35	3.358%(T)	U.K. Retail Price Index(2)(T)	(15,733)	(13,241)	2,492
GBP	760	06/15/39	3.590%(T)	U.K. Retail Price Index(2)(T)	—	5,894	5,894
GBP	670	06/15/39	3.580%(T)	U.K. Retail Price Index(2)(T)	(677)	2,462	3,139

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Inflation swap agreements outstanding at June 30, 2019 (continued) :

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Inflation Swap Agreements (continued):
GBP	2,500	06/15/39	3.600%(T)	U.K. Retail Price Index(2)(T)	$(679)	$29,608	$30,287
	900	03/20/20	1.958%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(48)	(48)
	3,700	07/15/20	2.168%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(21,189)	(21,189)
	2,690	07/15/20	1.721%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,412)	(3,412)
	2,900	11/23/20	2.027%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,712)	(7,712)
	2,800	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,095)	(7,095)
	6,000	03/14/21	1.875%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(10,201)	(10,201)
	2,900	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,636)	(7,636)
	9,500	05/13/21	1.816%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(12,027)	(12,027)
	2,000	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	67,692	40,569	(27,123)
	1,540	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	46,384	24,518	(21,866)
	11,000	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(978,621)	(1,169,442)	(190,821)
	1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(11,356)	(11,356)
	7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(142,397)	(142,397)
	4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(797)	(105,898)	(105,101)
	1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(29,216)	(29,216)
	1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(49,670)	(49,670)
	2,000	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(107,206)	(41,848)	65,358
	1,540	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(71,132)	(18,770)	52,362
	2,500	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	37,284	37,284
	1,230	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	28,601	28,601
	1,200	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	23,787	23,787
	2,800	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	58,454	58,454
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	7,941	165,816	157,875
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	86,913	86,913
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	56,698	56,698
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	89,563	89,563
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(95)	25,017	25,112

					$(1,150,673)	$(793,673)	$357,000

Inflation swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
2,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(233,969)	$39,860	$(273,829)	Deutsche Bank AG
13,500	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	191,159	—	191,159	Bank of America, N.A.

				$(42,810)	$39,860	$(82,670)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
BRL	412,500	01/02/20	6.370%(T)	1 Day BROIS(1)(T)	$(256)	$(194,722)	$(194,466)
BRL	634,900	01/02/20	6.450%(T)	1 Day BROIS(1)(T)	(8,456)	386,235	394,691
BRL	1,800	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	1,622	28,705	27,083
BRL	57,300	07/01/21	7.345%(T)	1 Day BROIS(1)(T)	(2,774)	(354,773)	(351,999)
CAD	25,900	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	317,853	1,203,864	886,011
CAD	13,800	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(197,703)	1,603,926	1,801,629

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (continued):
CNH	14,220	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$(55)	$(234)	$(179)
CNH	41,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(121)	121	242
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	22,296	22,296
EUR	6,490	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(21,867)	(17,114)	4,753
EUR	1,270	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(1,081)	(6,115)	(5,034)
EUR	15,300	09/18/21	0.000%(A)	6 Month EURIBOR(1)(S)	(97,709)	(136,114)	(38,405)
EUR	58,400	12/18/21	0.000%(A)	6 Month EURIBOR(1)(S)	(488,450)	(521,498)	(33,048)
EUR	3,905	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(2,481)	(33,926)	(31,445)
EUR	4,795	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(26,952)	(80,604)	(53,652)
EUR	910	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(10,043)	(23,930)	(13,887)
EUR	27,400	09/18/24	0.250%(A)	6 Month EURIBOR(2)(S)	182,598	727,572	544,974
EUR	55,700	12/18/24	0.000%(A)	6 Month EURIBOR(2)(S)	335,107	594,633	259,526
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(5,716)	(4,599)
EUR	3,665	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(60,447)	(150,650)	(90,203)
EUR	15,300	03/08/29	1.000%(A)	6 Month EURIBOR(2)(S)	(73,035)	412,921	485,956
EUR	370	05/11/29	0.600%(A)	1 Day EONIA(2)(A)	7,289	26,394	19,105
EUR	44,400	06/19/29	1.310%(A)	6 Month EURIBOR(2)(S)	1,447,708	1,868,511	420,803
EUR	1,100	09/18/29	0.750%(A)	6 Month EURIBOR(2)(S)	27,944	69,229	41,285
EUR	47,200	12/18/29	0.500%(A)	6 Month EURIBOR(2)(S)	898,059	1,435,849	537,790
EUR	370	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(6,895)	(29,166)	(22,271)
EUR	580	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(16,552)	(61,619)	(45,067)
EUR	5,680	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	604,322	604,322
EUR	5,680	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(622,345)	(622,345)
EUR	2,005	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(169,448)	(270,345)	(100,897)
EUR	985	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(24,866)	(141,500)	(116,634)
EUR	1,500	03/16/46	1.500%(A)	6 Month EURIBOR(1)(S)	61,244	(345,653)	(406,897)
EUR	3,480	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	249,570	249,570
EUR	3,480	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(247,692)	(247,692)
EUR	5,500	09/18/49	1.250%(A)	6 Month EURIBOR(2)(S)	629,767	910,966	281,199
EUR	3,800	12/18/49	1.000%(A)	6 Month EURIBOR(2)(S)	298,272	313,496	15,224
GBP	15,700	12/18/20	1.500%(A)	3 Month GBP LIBOR(2)(Q)	44,569	145,545	100,976
GBP	27,500	09/18/21	1.000%(S)	6 Month GBP LIBOR(2)(S)	(99,642)	115,716	215,358
GBP	15,700	12/16/21	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(6,871)	(144,682)	(137,811)
GBP	37,500	12/18/24	1.000%(S)	6 Month GBP LIBOR(2)(S)	151,902	193,307	41,405
GBP	3,300	09/18/29	1.500%(S)	6 Month GBP LIBOR(2)(S)	24,119	179,929	155,810
GBP	10,600	12/18/29	1.000%(S)	6 Month GBP LIBOR(2)(S)	46,782	(84,964)	(131,746)
GBP	3,900	09/18/49	1.500%(S)	6 Month GBP LIBOR(2)(S)	(62,592)	338,924	401,516
JPY	4,376,090	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(54,745)	(54,745)
JPY	1,831,160	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(20,954)	(20,954)
JPY	2,830,000	06/19/21	0.000%(S)	6 Month JPY LIBOR(2)(S)	16,011	51,645	35,634
JPY	490,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(8,138)	(25,352)	(17,214)
JPY	2,350,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(1)(S)	(215,957)	(380,795)	(164,838)
JPY	2,373,310	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	(42,409)	437,648	480,057
JPY	3,560,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	(291,963)	850,270	1,142,233
MXN	101,500	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(403,055)	(251,252)	151,803
NZD	11,130	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	10,303	100,168	89,865
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	10,087	(301,037)	(311,124)
PLN	4,900	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	38,380	38,380
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	52,639	50,876	(1,763)
	32,100	03/02/20	—(8)	—(8)	—	11,714	11,714
	36,855	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	134,034	134,034
	58,260	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(944)	231,030	231,974
	118,100	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	2,049,326	338,683	(1,710,643)
	10,700	12/19/20	2.750%(S)	3 Month LIBOR(1)(Q)	92,448	(135,125)	(227,573)
	36,860	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(1,134)	(435,684)	(434,550)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
20,457	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$(7,110)	$169,297	$176,407
66,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	—	441,606	441,606
219,400	03/18/22	—(9)	—(9)	(2,985)	21,681	24,666
67,500	04/26/22	—(3)	—(3)	—	13,135	13,135
4,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(96,301)	(96,301)
11,900	06/12/22	—(5)	—(5)	—	(42,802)	(42,802)
9,100	06/12/22	—(6)	—(6)	—	10,441	10,441
46,700	06/19/22	—(7)	—(7)	(3,502)	33,063	36,565
27,100	04/12/23	—(10)	—(10)	—	6,174	6,174
34,100	04/27/23	—(4)	—(4)	—	6,390	6,390
7,650	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	18,313	(160,867)	(179,180)
17,357	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(18,884)	(395,054)	(376,170)
20,790	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(29,385)	(505,859)	(476,474)
3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(48,132)	(48,132)
8,700	06/19/24	3.000%(S)	3 Month LIBOR(1)(Q)	(471,863)	(518,552)	(46,689)
10,825	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(269,757)	(269,757)
77,470	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	326,551	(1,937,378)	(2,263,929)
27,715	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	93,140	(701,218)	(794,358)
27,025	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	84,797	(776,547)	(861,344)
5,430	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,311	(273,587)	(277,898)
840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(62,833)	(62,833)
2,400	04/30/25	2.673%(A)	1 Day USOIS(1)(A)	—	(153,960)	(153,960)
7,100	04/30/25	2.683%(A)	1 Day USOIS(1)(A)	2,834	(459,486)	(462,320)
1,900	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(60)	(122,330)	(122,270)
2,200	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(144,031)	(144,031)
2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(152,442)	(152,442)
5,000	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(78)	(332,553)	(332,475)
38,906	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(27,036)	(2,668,437)	(2,641,401)
2,260	07/31/25	2.801%(A)	1 Day USOIS(1)(A)	—	(170,539)	(170,539)
9,980	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	7,874	(840,115)	(847,989)
26,838	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	845	(2,266,583)	(2,267,428)
3,435	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(91,343)	(91,343)
20,723	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(69,016)	(920,066)	(851,050)
2,691	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(100,116)	(100,116)
5,640	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	120	(257,966)	(258,086)
15,905	04/30/26	1.875%(S)	3 Month LIBOR(1)(Q)	(64,769)	(79,343)	(14,574)
12,500	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(356,764)	(966,032)	(609,268)
8,910	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(281,388)	63,489	344,877
15,149	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	200,925	(204,140)	(405,065)
6,825	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,689	(130,874)	(138,563)
2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(60,856)	(60,856)
7,220	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(4,905)	(231,338)	(226,433)
4,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(154,178)	(154,178)
3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(48,183)	(48,183)
1,835	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(57,469)	(57,469)
14,510	04/17/28	3.100%(S)	3 Month LIBOR(1)(Q)	(41,056)	(689,963)	(648,907)
5,500	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	303,358	(155,529)	(458,887)
930	07/18/28	2.765%(S)	3 Month LIBOR(1)(Q)	—	(73,228)	(73,228)
9,970	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(106,429)	(780,600)	(674,171)
6,396	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(23,046)	(522,760)	(499,714)
15,100	09/13/28	3.134%(S)	3 Month LIBOR(1)(Q)	—	(706,125)	(706,125)
8,300	05/23/29	—(11)	—(11)	—	(1,906)	(1,906)
32,500	06/19/29	3.000%(S)	3 Month LIBOR(1)(Q)	(1,137,311)	(3,132,731)	(1,995,420)
2,750	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	297,498	297,498
435	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(39,194)	(39,194)
1,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	229,189	229,189

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (continued):
	2,640	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	$6,167	$(28,760)	$(34,927)
	600	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	1,449	(64,125)	(65,574)
	1,232	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	6,870	(147,117)	(153,987)
	620	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	1,548	(77,035)	(78,583)
	16,600	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	(457,280)	(1,976,320)	(1,519,040)
	1,045	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(77,650)	(77,650)
	970	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(89,897)	(89,897)
	7,700	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	853,371	(497,370)	(1,350,741)
	150	11/19/48	2.951%(S)	3 Month LIBOR(1)(Q)	—	(24,982)	(24,982)
	200	12/12/48	2.953%(S)	3 Month LIBOR(1)(Q)	—	(33,526)	(33,526)
	8,800	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	245,603	(1,566,505)	(1,812,108)
	3,200	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	191,086	(570,407)	(761,493)
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	11,000	24,515	13,515

					$3,627,620	$(17,742,346)	$(21,369,966)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements:
CNH	14,800	04/01/24	2.930%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$3,473	$—	$3,473	Goldman Sachs Bank USA
CNH	16,600	04/01/24	2.935%(Q)	7 Day China Fixing Repo Rate(2)(Q)	4,463	—	4,463	Citibank, N.A.
CNH	33,100	06/19/24	3.005%(Q)	7 Day China Fixing Repo Rates(2)(Q)	22,814	—	22,814	BNP Paribas S.A.
CNH	26,200	06/19/24	3.010%(Q)	7 Day China Fixing Repo Rates(2)(Q)	18,948	—	18,948	Goldman Sachs International
CNH	63,000	06/19/24	3.023%(Q)	7 Day China Fixing Repo Rates(2)(Q)	50,907	—	50,907	Citibank, N.A.
CNH	105,100	06/19/24	3.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	211,573	—	211,573	Morgan Stanley & Co. International PLC
ILS	93,400	03/01/24	1.018%(A)	3 Month TELBOR(2)(Q)	444,205	(2,715)	446,920	JPMorgan Chase Bank, N.A.
KRW	13,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	361,867	(38,657)	400,524	Bank of America, N.A.
KRW	1,300,700	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	29,504	—	29,504	Goldman Sachs Bank USA
	435	03/05/49	2.402%(Q)	1 Week MUNIPSA(1)(Q)	(62,593)	—	(62,593)	JPMorgan Chase Bank, N.A.

					$1,085,161	$(41,372)	$1,126,533

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(10)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.63 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(11)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/14/20	4,539	$112,943	$—	$112,943
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Goldman Sachs International	2/14/20	28,901	719,087	—	719,087
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Merrill Lynch International	2/14/20	383	9,441	—	9,441
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Citibank, N.A.	2/14/20	6,157	151,840	—	151,840
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	BNP Paribas S.A.	2/14/20	22,089	544,729	—	544,729
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	9,820	242,170	—	242,170
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	Goldman Sachs International	2/14/20	12,173	300,205	—	300,205
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/14/20	82,449	2,033,216	—	2,033,216
CBEO SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/14/20	7,936	1,070,024	—	1,070,024
Citi Congestion Ex PM M F2 Index(M)	+17bps(M)	Citibank, N.A.	2/14/20	4,112	1,510	—	1,510
Citi Congestion Ex PM M F3 Index(M)	+17bps(M)	Citibank, N.A.	2/14/20	4,070	(11,098)	—	(11,098)
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +15bps(M)	Citibank, N.A.	2/14/20	50,994	1,254,176	—	1,254,176
Corn Futures, fixed price $398.75(T)(3)	—	Goldman Sachs International	11/22/19	15	4,868	—	4,868
Corn Futures, fixed price $402.25(T)(3)	—	Goldman Sachs International	11/22/19	35	10,144	—	10,144
Corn Futures, fixed price $402.25(T)(3)	—	Goldman Sachs International	11/22/19	35	(10,144)	—	(10,144)
Corn Futures, fixed price $403.25(T)(3)	—	Goldman Sachs International	11/22/19	40	11,197	—	11,197
Cotton No. 2, fixed price $73.58(T)(3)	—	Goldman Sachs International	11/08/19	(200)	14,875	—	14,875
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +18bps(M)	Societe Generale (Paris)	8/22/19	6,940	94,238	—	94,238
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +40bps(M)	BNP Paribas S.A.	11/06/19	5,511	(197,534)	(52,061)	(145,473)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +35bps(M)	JPMorgan Chase Bank, N.A.	5/06/20	8,970	121,810	—	121,810
Euro-Bob - Crude Oil Spread, fixed price $6.80(T)(3)	—	BNP Paribas S.A.	12/31/20	12	(5,455)	—	(5,455)
Euro-Bob Fuel Oil, fixed price $21.50(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	2	(215)	—	(215)
Euro-Bob Fuel Oil, fixed price $21.60(T)(3)	—	Goldman Sachs International	12/31/20	5	(191)	—	(191)
Euro-Bob Fuel Oil, fixed price $21.95(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	6	233	—	233

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
European Refined Margin, fixed price $10.00(T)(3)	—	BNP Paribas S.A.	12/31/20	24	$(22,171)	$(30,682)	$8,511
European Refined Margin, fixed price $5.35(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/19	1	(1,212)	—	(1,212)
European Refined Margin, fixed price $5.60(T)(3)	—	Goldman Sachs International	12/31/19	2	1,373	—	1,373
European Refined Margin, fixed price $6.00(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	(440)	—	(440)
European Refined Margin, fixed price $6.06(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	276	—	276
European Refined Margin, fixed price $6.08(T)(3)	—	BNP Paribas S.A.	12/31/19	1	259	—	259
European Refined Margin, fixed price $6.25(T)(3)	—	BNP Paribas S.A.	12/31/19	1	(700)	—	(700)
European Refined Margin, fixed price $6.75(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/19	2	(1,609)	(912)	(697)
European Refined Margin, fixed price $6.87(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	(721)	—	(721)
European Refined Margin, fixed price $6.97(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	(601)	—	(601)
European Refined Margin, fixed price $7.05(T)(3)	—	Goldman Sachs International	12/31/19	5	(2,009)	(559)	(1,450)
European Refined Margin, fixed price $7.15(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	387	—	387
European Refined Margin, fixed price $7.22(T)(3)	—	Morgan Stanley Capital Services LLC	9/30/19	2	(2,830)	—	(2,830)
European Refined Margin, fixed price $7.35(T)(3)	—	JPMorgan Chase Bank, N.A.	9/30/19	2	(2,559)	—	(2,559)
European Refined Margin, fixed price $8.22(T)(3)	—	Morgan Stanley Capital Services LLC	9/30/19	(1)	(422)	—	(422)
European Refined Margin, fixed price $8.25(T)(3)	—	Morgan Stanley Capital Services LLC	9/30/19	(1)	387	—	387
European Refined Margin, fixed price $8.25(T)(3)	—	BNP Paribas S.A.	9/30/19	— (r)	97	—	97
European Refined Margin, fixed price $8.29(T)(3)	—	Goldman Sachs International	9/30/19	(3)	940	—	940
European Refined Margin, fixed price $8.52(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	1	(622)	—	(622)
European Refined Margin, fixed price $8.55(T)(3)	—	Goldman Sachs International	12/31/20	13	6,455	1,785	4,670
European Refined Margin, fixed price $8.58(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	32	(14,892)	—	(14,892)
European Refined Margin, fixed price $8.64(T)(3)	—	BNP Paribas S.A.	9/30/19	(4)	278	576	(298)
European Refined Margin, fixed price $8.86(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	1	(222)	—	(222)
European Refined Margin, fixed price $8.92(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	2	27	—	27
European Refined Margin, fixed price $8.98(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	1	94	—	94
European Refined Margin, fixed price $9.59(T)(3)	—	Morgan Stanley Capital Services LLC	9/30/19	(1)	594	—	594
European Refined Margin, fixed price $9.90(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	1	(1,000)	—	(1,000)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
European Refined Margin, fixed price $9.97(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	1	$(1,082)	$—	$(1,082)
Fuel oil - Crude oil Spread, fixed price $13.00(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/19	1	(650)	—	(650)
Fuel oil - Crude oil Spread, fixed price $13.50(T)(3)	—	BNP Paribas S.A.	12/31/19	2	(1,384)	(435)	(949)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	9/20/19	(4,800)	(111,254)	29,487	(140,741)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	9/20/19	(3,300)	(234,838)	241	(235,079)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	9/20/19	(2,300)	(128,021)	2,691	(130,712)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Morgan Stanley Capital Services LLC	9/20/19	(2,100)	(118,147)	(2,304)	(115,843)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Morgan Stanley Capital Services LLC	9/20/19	(1,100)	(58,732)	1,287	(60,019)
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	2,867	(13,699)	(8,787)	(4,912)
J.P. Morgan DEWE Commodity Index(M)	+30bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	12,111	573,862	—	573,862
J.P. Morgan Custom Commodity Index(M)	+35bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	8,052	178,478	31,566	146,912
JPMorgan Custom Commodity Index(M)	+15bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	7,160	(2,084)	—	(2,084)
JPMorgan Custom Commodity Index(M)	+17bps(M)	JPMorgan Chase Bank, N.A.	2/14/20	9,822	385,219	—	385,219
KC Hard Red Winter Wheat Weekly Options, fixed price $417.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/23/19	25	(11,083)	—	(11,083)
KC Hard Red Winter Wheat Weekly Options, fixed price $426.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/23/19	10	3,537	—	3,537
KC Hard Red Winter Wheat Weekly Options, fixed price $462.00(T)(3)	—	Goldman Sachs International	8/23/19	23	112	—	112
KC Hard Red Winter Wheat Weekly Options, fixed price $471.00(T)(3)	—	Citibank, N.A.	8/23/19	20	(1,893)	—	(1,893)
KC Hard Red Winter Wheat Weekly Options, fixed price $473.75(T)(3)	—	Goldman Sachs International	8/23/19	23	2,746	—	2,746
KC Hard Red Winter Wheat Weekly Options, fixed price $475.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/23/19	10	1,345	—	1,345
KC Hard Red Winter Wheat Weekly Options, fixed price $491.50(T)(3)	—	Goldman Sachs International	11/22/19	20	1,387	—	1,387
Light Louisiana Sweet/Dubai Heavy Calendar Swap, fixed price $0.20(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	(2)	35	60	(25)
Light Louisiana Sweet/Dubai Heavy Calendar Swap, fixed price $0.30(T)(3)	—	Goldman Sachs International	12/31/20	(2)	562	—	562
London Gold Market Fixing Ltd. PM, pay strike 1.782%(T)(4)	—	Societe Generale (Paris)	6/08/20	262	(1,041)	—	(1,041)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
London Gold Market Fixing Ltd. PM, pay strike 1.960%(T)(4)	—	Morgan Stanley Capital Services LLC	5/12/20	321	$(2,154)	$—	$(2,154)
London Gold Market Fixing Ltd. PM, pay strike 3.063%(T)(4)	—	Morgan Stanley Capital Services LLC	10/08/19	571	(11,270)	—	(11,270)
London Gold Market Fixing Ltd. PM, pay strike 3.240%(T)(4)	—	Morgan Stanley Capital Services LLC	7/26/19	592	12,613	—	12,613
London Gold Market Fixing Ltd. PM, pay strike 3.294%(T)(4)	—	Morgan Stanley Capital Services LLC	7/17/19	579	12,625	—	12,625
London Gold Market Fixing Ltd. PM, pay strike 7.023%(T)(4)	—	Goldman Sachs International	7/29/20	1,509	80,982	—	80,982
London Gold Market Fixing Ltd. PM, pay strike 7.840%(T)(4)	—	Goldman Sachs International	9/09/20	714	43,576	—	43,576
London Gold Market Fixing Ltd. PM, receive strike 3.861%(T)(4)	—	JPMorgan Chase Bank, N.A.	7/29/20	1,374	(34,429)	—	(34,429)
London Gold Market Fixing Ltd. PM, receive strike 3.976%(T)(4)	—	JPMorgan Chase Bank, N.A.	7/29/20	135	(3,545)	—	(3,545)
London Gold Market Fixing Ltd. PM, receive strike 4.268%(T)(4)	—	JPMorgan Chase Bank, N.A.	9/09/20	714	(18,589)	—	(18,589)
London Silver Market Fixing Ltd., receive strike 3.706%(T)(4)	—	Morgan Stanley Capital Services LLC	7/09/19	468	12,741	—	12,741
London Silver Market Fixing Ltd., receive strike 4.410%(T)(4)	—	Societe Generale (Paris)	6/08/20	167	4,968	—	4,968
London Silver Market Fixing Ltd., receive strike 4.580%(T)(4)	—	Morgan Stanley Capital Services LLC	5/12/20	210	6,685	—	6,685
London Silver Market Fixing Ltd., receive strike 7.023%(T)(4)	—	Morgan Stanley Capital Services LLC	10/08/19	377	18,663	—	18,663
London Silver Market Fixing Ltd., receive strike 7.317%(T)(4)	—	Morgan Stanley Capital Services LLC	7/17/19	388	(19,997)	—	(19,997)
London Silver Market Fixing Ltd., receive strike 7.398%(T)(4)	—	Morgan Stanley Capital Services LLC	7/26/19	392	(20,542)	—	(20,542)
Houston/Brent Calendar Swap, fixed price $3.05(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	(12)	1,928	—	1,928
MEHDUB, fixed price $0.75(T)(3)	—	Goldman Sachs International	12/31/20	(1)	(421)	—	(421)
Custom Commodity Forward Index, fixed price $1.84(T)(3)	—	Citibank, N.A.	12/31/21	10	(2,940)	(384)	(2,556)
PIMCO Custom Commodity Basket Index(M)(3)	—	Canadian Imperial Bank of Commerce	2/14/20	7,788	343,094	—	343,094
Platinum - Gold Spread, fixed price $410.75(T)(3)	—	BNP Paribas S.A.	7/09/19	— (r)	(49,692)	—	(49,692)
Soybean Futures, fixed price $948.00(T)(3)	—	JPMorgan Chase Bank, N.A.	10/25/19	(35)	8,684	—	8,684
Soybean Futures, fixed price $953.69(T)(3)	—	JPMorgan Chase Bank, N.A.	10/25/19	(40)	(12,182)	—	(12,182)
Weighted Basket of Refined Products, fixed price $3.37(T)(3)	—	JPMorgan Chase Bank, N.A.	9/30/19	2	1,322	—	1,322
Weighted Basket of Refined Products, fixed price $4.48(T)(3)	—	BNP Paribas S.A.	9/30/19	(2)	(999)	—	(999)
Wheat Futures, fixed price $474.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/23/19	(25)	(13,262)	—	(13,262)
Wheat Futures, fixed price $486.50(T)(3)	—	Goldman Sachs International	8/23/19	(40)	16,238	—	16,238
Wheat Futures, fixed price $489.50(T)(3)	—	Goldman Sachs International	8/23/19	(60)	22,564	—	22,564
Wheat Futures, fixed price $497.00(T)(3)	—	Goldman Sachs International	8/23/19	(50)	(15,068)	—	(15,068)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Wheat Futures, fixed price $505.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/23/19	(20)	$(4,433)	$—	$(4,433)
Wheat Futures, fixed price $511.00(T)(3)	—	Goldman Sachs International	8/23/19	(50)	8,094	—	8,094
Wheat Futures, fixed price $513.00(T)(3)	—	Goldman Sachs International	8/23/19	(15)	2,129	—	2,129
Wheat Futures, fixed price $515.25(T)(3)	—	Goldman Sachs International	8/23/19	(20)	(2,391)	—	(2,391)
Wheat Futures, fixed price $534.75(T)(3)	—	Goldman Sachs International	8/23/19	(10)	(747)	—	(747)
Wheat Futures, fixed price $556.00(T)(3)	—	Goldman Sachs International	11/22/19	(5)	867	—	867

					$7,279,713	$(28,431)	$7,308,144

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(3)

Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.

(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(133,991)
OTC Swap Agreements	$309,759	$(4,032,738)	$14,586,790	$(3,655,458)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,932,002	$15,996,716
Goldman Sachs & Co. LLC	4,160,539	15,358,610
Morgan Stanley & Co. LLC	6,917,184	38,734,590

Total	$13,009,725	$70,089,916

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,320,644,392	$—	$—
Common Stocks	3,028,037,988	1,343,579,769	13,009
Exchange-Traded Funds	849,338,617	—	—
Preferred Stocks	28,432,488	—	—
Rights	—	712,445	—
Asset-Backed Securities
Automobiles	—	9,769,553	—
Collateralized Loan Obligations	—	182,272,296	—
Consumer Loans	—	17,628,558	—
Credit Cards	—	2,776,022	—
Home Equity Loans	—	36,988,318	—
Other	—	7,270,000	—
Residential Mortgage-Backed Securities	—	88,439,038	—
Student Loans	—	11,819,833	—
Bank Loans	—	8,684,820	4,987,500
Commercial Mortgage-Backed Securities	—	143,921,496	—
Corporate Bonds	—	942,642,426	—
Municipal Bonds	—	20,068,028	—
Residential Mortgage-Backed Securities	—	197,276,936	—
Sovereign Bonds	—	511,195,042	—
U.S. Government Agency Obligations	—	307,919,392	—
U.S. Treasury Obligations	—	835,080,836	—
Options Purchased	420,650	603,547	—
Repurchase Agreement	—	2,700,000	—
Bankers Acceptances	—	7,017,710	—
Certificate of Deposit	—	4,304,139	—
Foreign Treasury Obligations	—	21,544,154	—
Options Written	(1,471,456)	(397,878)	—
Sovereign Bond—Short	—	(12,183,727)	—
Other Financial Instruments*
Financial Futures Contracts	16,920,478	—	—
Commodity Futures Contracts	(291,765)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,836,358)	—
OTC Cross Currency Exchange Contracts	—	(156,483)	—
OTC Packaged Credit Default Swap Agreements	—	(188,880)	—
Centrally Cleared Credit Default Swap Agreements	—	2,062,831	—
OTC Credit Default Swap Agreements	—	(924,831)	—
OTC Forward Rate Agreements	—	—	(133,991)
Centrally Cleared Inflation Swap Agreements	—	357,000	—
OTC Inflation Swap Agreements	—	(42,810)	—
Centrally Cleared Interest Rate Swap Agreements	—	(21,369,966)	—
OTC Interest Rate Swap Agreements	—	1,085,161	—
OTC Total Return Swap Agreements	—	7,279,713	—

Total	$5,242,031,392	$4,674,898,130	$4,866,518

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (6.5% represents investments purchased with collateral from securities on loan)	15.3%
Exchange-Traded Funds	9.8
U.S. Treasury Obligations	9.6
Banks	6.5

Sovereign Bonds	5.9%
U.S. Government Agency Obligations	3.6
Software	3.4
Residential Mortgage-Backed Securities	3.3
Equity Real Estate Investment Trusts (REITs)	3.1

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Pharmaceuticals	3.1%
Insurance	2.5
Oil, Gas & Consumable Fuels	2.3
IT Services	2.1
Collateralized Loan Obligations	2.1
Health Care Equipment & Supplies	2.0
Internet & Direct Marketing Retail	2.0
Capital Markets	1.9
Semiconductors & Semiconductor Equipment	1.7
Commercial Mortgage-Backed Securities	1.7
Interactive Media & Services	1.5
Hotels, Restaurants & Leisure	1.3
Machinery	1.3
Chemicals	1.3
Electric Utilities	1.2
Aerospace & Defense	1.2
Food Products	1.1
Beverages	1.1
Diversified Financial Services	1.0
Media	0.9
Electronic Equipment, Instruments & Components	0.8
Biotechnology	0.7
Oil & Gas	0.7
Household Products	0.7
Food & Staples Retailing	0.7
Diversified Telecommunication Services	0.7
Building Products	0.7
Industrial Conglomerates	0.7
Airlines	0.7
Communications Equipment	0.7
Electric	0.6
Life Sciences Tools & Services	0.6
Automobiles	0.5
Air Freight & Logistics	0.5
Auto Manufacturers	0.5
Telecommunications	0.5
Professional Services	0.4
Home Equity Loans	0.4
Entertainment	0.4
Road & Rail	0.4
Personal Products	0.4
Auto Components	0.3
Multi-Utilities	0.3
Commercial Services & Supplies	0.3
Specialty Retail	0.3
Household Durables	0.3
Pipelines	0.3
Real Estate Investment Trusts (REITs)	0.3
Metals & Mining	0.3
Tobacco	0.3
Trading Companies & Distributors	0.3
Textiles, Apparel & Luxury Goods	0.3
Wireless Telecommunication Services	0.3
Foreign Treasury Obligations	0.3
Containers & Packaging	0.2
Health Care Technology	0.2
Health Care Providers & Services	0.2
Municipal Bonds	0.2

Construction & Engineering	0.2%
Energy Equipment & Services	0.2
Consumer Loans	0.2
Multiline Retail	0.2
Thrifts & Mortgage Finance	0.2
Commercial Services	0.2
Retail	0.2
Foods	0.2
Healthcare-Services	0.2
Student Loans	0.2
Agriculture	0.1
Mining	0.1
Consumer Finance	0.1
Gas	0.1
Real Estate Management & Development	0.1
Home Builders	0.1
Auto Parts & Equipment	0.1
Transportation	0.1
Healthcare-Products	0.1
Computers	0.1
Other	0.1
Construction Materials	0.1
Bankers Acceptances	0.1
Real Estate	0.1
Electrical Equipment	0.1
Trucking & Leasing	0.1
Paper & Forest Products	0.1
Multi-National	0.1
Building Materials	0.1
Semiconductors	0.1
Certificate of Deposit	0.1
Lodging	0.0	*
Miscellaneous Manufacturing	0.0	*
Savings & Loans	0.0	*
Machinery-Diversified	0.0	*
Credit Cards	0.0	*
Repurchase Agreement	0.0	*
Leisure Products	0.0	*
Household Products/Wares	0.0	*
Distributors	0.0	*
Marine	0.0	*
Electronics	0.0	*
Internet	0.0	*
Office/Business Equipment	0.0	*
Engineering & Construction	0.0	*
Options Purchased	0.0	*
Apparel	0.0	*
Home Furnishings	0.0	*
Packaging & Containers	0.0	*
Machinery-Construction & Mining	0.0	*
Housewares	0.0	*
Oil & Gas Services	0.0	*

	114.9
Sovereign Bond-Short	(0.2)
Options Written	(0.0	)*
Liabilities in excess of other assets	(14.7)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$2,183,973	*	Due from/to broker— variation margin futures	$2,475,738	*
Commodity contracts	Premiums paid for OTC swap agreements	33,987		Premiums received for OTC swap agreements	32,972
Commodity contracts	Unaffiliated investments	293,300		Options written outstanding, at value	1,167,473
Commodity contracts	Unrealized appreciation on OTC swap agreements	8,211,728		Unrealized depreciation on OTC swap agreements	286,853
Credit contracts	Due from/to broker— variation margin swaps	3,068,046	*	Due from/to broker— variation margin swaps	1,005,215	*
Credit contracts	Premiums paid for OTC swap agreements	202,206		Premiums received for OTC swap agreements	3,895,242
Credit contracts	Unaffiliated investments	288		Options written outstanding, at value	116,720
Credit contracts	Unrealized appreciation on OTC swap agreements	4,778,729		Unrealized depreciation on OTC swap agreements	2,199,404
Equity contracts	Due from/to broker— variation margin futures	4,064,861	*	—	—
Equity contracts	—	—		Premiums received for OTC swap agreements	52,061
Equity contracts	Unaffiliated investments	712,445		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	216,048		Unrealized depreciation on OTC swap agreements	145,473
Foreign exchange contracts	Unaffiliated investments	1,268		Options written outstanding, at value	97,505
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	17,358		Unrealized depreciation on OTC cross currency exchange contracts	173,841
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,664,342		Unrealized depreciation on OTC forward foreign currency exchange contracts	10,500,700
Interest rate contracts	Due from/to broker— variation margin futures	20,978,767	*	Due from/to broker— variation margin futures	8,123,150	*
Interest rate contracts	Due from/to broker— variation margin swaps	12,760,996	*	Due from/to broker— variation margin swaps	33,773,962	*
Interest rate contracts	Premiums paid for OTC swap agreements	73,566		Premiums received for OTC swap agreements	52,463
Interest rate contracts	Unaffiliated investments	729,341		Options written outstanding, at value	487,636
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	133,991
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,380,285		Unrealized depreciation on OTC swap agreements	1,023,728

		$65,371,534			$65,744,127

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Commodity contracts	$—	$(1,870)	$353,365	$422,782	$—	$—	$(4,975,938)
Credit contracts	—	(27,919)	520,812	—	—	—	(308,636)
Equity contracts	75,913	—	—	20,684,811	—	—	3,366,400
Foreign exchange contracts	—	(125,324)	516,825	—	18,373,847	—	—
Interest rate contracts	—	1,724,644	(516,911)	25,717,001	—	(15,179)	16,343,892

Total	$75,913	$1,569,531	$874,091	$46,824,594	$18,373,847	$(15,179)	$14,425,718

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Commodity contracts	$—	$(17,659)	$(317,125)	$(899,776)	$—	$—	$17,488,298
Credit contracts	—	19,565	302,375	—	—	—	634,119
Equity contracts	(25,620)	—	—	13,145,394	—	—	921,441
Foreign exchange contracts	—	(75,776)	18,681	—	(2,434,189)	—	—
Interest rate contracts	—	(44,970)	112,972	448,616	—	(18,445)	(31,256,967)

Total	$(25,620)	$(118,840)	$116,903	$12,694,234	$(2,434,189)	$(18,445)	$(12,213,109)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$821,041	$298,019,787	$2,338,672,978	$1,310,912,885	$517,055,893

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$1,239,308,162	$13,994,884	$161,064,000	$3,317,906,737	$354,580,392

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$441,749,822	$142,946,610	$323,827,083	$149,361,936

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$551,034,711	$(551,034,711)	$—

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Repurchase Agreements	RBC Capital Markets LLC	$2,700,000	$(2,700,000)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3)	$584,684	$(447,152)	$137,532	$(137,532)	$—
Bank of America, N.A.(4-a)	550,619	(231,351)	319,268	(319,268)	—
Bank of America, N.A.(4-b)	193,682	(3,022)	190,660	(190,660)	—
Barclays Bank PLC(3)	1,935,230	(2,046,826)	(111,596)	96,516	(15,080)
Barclays Bank PLC(4-b)	36,832	(39,498)	(2,666)	—	(2,666)
BNP Paribas S.A.(3)	71,692	(19,568)	52,124	—	52,124
BNP Paribas S.A.(4-a)	636,764	(1,286,447)	(649,683)	374,512	(275,171)
BNP Paribas S.A.(4-b)	2,827,589	(612,263)	2,215,326	(2,215,326)	—
Canadian Imperial Bank of Commerce(4-b)	343,094	—	343,094	(270,000)	73,094
Citibank, N.A.(3)	196,191	(995,574)	(799,383)	654,400	(144,983)
Citibank, N.A.(4-a)	1,974,416	(3,979,078)	(2,004,662)	2,004,662	—
Citibank, N.A.(4-b)	1,643,143	(231,164)	1,411,979	(1,411,979)	—
Citigroup Global Markets, Inc.(3)	—	(115,671)	(115,671)	115,671	—
Credit Suisse International(3)	—	(13,699)	(13,699)	—	(13,699)
Credit Suisse International(4-a)	5,962	(106)	5,856	—	5,856
Credit Suisse International(4-b)	114	(463)	(349)	—	(349)
Deutsche Bank AG(3)	57,438	(97,543)	(40,105)	—	(40,105)
Deutsche Bank AG(4-a)	23,107	(5,201)	17,906	—	17,906
Deutsche Bank AG(4-b)	250,315	(446,681)	(196,366)	—	(196,366)
Goldman Sachs Bank USA(4-a)	32,977	(68,852)	(35,875)	—	(35,875)
Goldman Sachs Bank USA(4-b)	—	(3,295)	(3,295)	3,295	—
Goldman Sachs International(4-a)	1,135,713	(1,576,208)	(440,495)	324,453	(116,042)
Goldman Sachs International(4-b)	2,498,854	(623,092)	1,875,762	(1,875,762)	—
HSBC Bank USA, N.A.(3)	5,695	(1,576)	4,119	—	4,119
HSBC Bank USA, N.A.(4-a)	1,451,457	(1,315,481)	135,976	—	135,976
HSBC Bank USA, N.A.(4-b)	35,734	(77,326)	(41,592)	—	(41,592)
JPMorgan Chase Bank, N.A.(3)	27,887	(62,593)	(34,706)	—	(34,706)
JPMorgan Chase Bank, N.A.(4-a)	1,377,648	(852,135)	525,513	(485,000)	40,513
JPMorgan Chase Bank, N.A.(4-b)	1,575,779	(235,521)	1,340,258	(1,000,000)	340,258
JPMorgan Securities LLC(3)	—	(18,320)	(18,320)	—	(18,320)
Merrill Lynch International(4-b)	58,305	(41,882)	16,423	—	16,423
Morgan Stanley & Co. International PLC(3)	37,704	(12,949)	24,755	—	24,755
Morgan Stanley & Co. International PLC(4-a)	543,061	(169,199)	373,862	(330,000)	43,862

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley & Co. International PLC(4-b)	$—	$(182,832)	$(182,832)	$—	$(182,832)
Morgan Stanley Capital Services LLC(4-a)	129,342	(248,300)	(118,958)	95,063	(23,895)
Morgan Stanley Capital Services LLC(4-b)	66,926	(81,041)	(14,115)	—	(14,115)
Natwest Markets PLC(4-a)	370,391	(14,909)	355,482	(355,482)	—
Societe Generale (Paris)(4-b)	99,206	(1,041)	98,165	—	98,165
Standard Chartered Bank(4-a)	267,777	(2,479,778)	(2,212,001)	2,212,001	—
Standard Chartered Bank(4-b)	107,147	(84,300)	22,847	—	22,847
UBS AG(4-a)	28,969	(172,669)	(143,700)	73,857	(69,843)
UBS AG(4-b)	352	—	352	—	352

	$21,181,796	$(18,894,606)	$2,287,190	$(2,636,579)	$(349,389)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

(3)	PGIM Fixed Income (Core Plus)

(4-a)	PIMCO (International Hedge)

(4-b)	PIMCO (Real Return)

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $551,034,711:
Unaffiliated investments (cost $7,663,855,490)	$8,615,444,610
Affiliated investments (cost $1,264,798,331)	1,320,644,392
Foreign currency, at value (cost $21,581,862)	21,744,507
Receivable for investments sold	524,008,368
Dividends and interest receivable	28,055,622
Unrealized appreciation on OTC swap agreements	14,586,790
Deposit with broker for centrally cleared/exchange-traded derivatives	13,009,725
Tax reclaim receivable	8,875,452
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,664,342
Due from broker-variation margin swaps	2,120,931
Due from broker-variation margin futures	1,305,390
Premiums paid for OTC swap agreements	309,759
Receivable from affiliate	117,608
Unrealized appreciation on OTC cross currency exchange contracts.	17,358
Prepaid expenses and other assets	127,759

Total Assets	10,556,032,613

LIABILITIES
Payable for investments purchased	1,280,848,304
Payable to broker for collateral for securities on loan	560,228,464
Cash segregated from counterparty—OTC and TBA	21,669,000
Securities sold short, at value (proceeds received $10,796,267)	12,183,727
Unrealized depreciation on OTC forward foreign currency exchange contracts	10,500,700
Payable to affiliate	4,133,931
Premiums received for OTC swap agreements	4,032,738
Unrealized depreciation on OTC swap agreements	3,655,458
Management fee payable	2,453,321
Accrued expenses and other liabilities	2,083,370
Payable for Portfolio shares repurchased	1,966,904
Options written outstanding, at value (proceeds received $1,981,341)	1,869,334
Payable to custodian	515,555
Distribution fee payable	345,289
Unrealized depreciation on OTC cross currency exchange contracts.	173,841
Unrealized depreciation on OTC forward rate agreements	133,991
Foreign capital gains tax liability accrued	19,656
Due to broker-variation margin futures	5,131
Affiliated transfer agent fee payable	369

Total Liabilities	1,906,819,083

NET ASSETS	$8,649,213,530

Net assets were comprised of:
Partners Equity	$8,649,213,530

Net asset value and redemption price per share, $8,649,213,530 / 426,806,225 outstanding shares of beneficial interest	$20.26

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,977,957 foreign withholding tax, of which $299,961 is reimbursable by an affiliate)	$67,806,662
Interest income (net of $39,188 foreign withholding tax)	45,383,054
Affiliated dividend income.	7,230,895
Income from securities lending, net (including affiliated income of $840,911)	1,164,924

Total income	121,585,535

EXPENSES
Management fee	26,614,497
Distribution fee	10,137,372
Custodian and accounting fees	706,692
Interest expense on short sales	410,178
Trustees’ fees.	52,291
Audit fee	44,432
Legal fees and expenses	19,022
Shareholders’ reports	15,283
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	87,017

Total expenses	38,090,259
Less: Fee waiver and/or expense reimbursement	(1,562,644)

Net expenses	36,527,615

NET INVESTMENT INCOME (LOSS)	85,057,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,455,596)	174,374,506
Futures transactions	46,824,594
Forward rate agreement transactions	(15,179)
Forward and cross currency contract transactions	18,373,847
Options written transactions	874,091
Short sales transactions	(605,797)
Swap agreements transactions	14,425,718
Foreign currency transactions	(10,073,648)

244,178,132

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $32,746,236) (net of change in foreign capital gains taxes $(19,656))	763,780,594
Futures	12,694,234
Forward rate agreements	(18,445)
Forward and cross currency contracts	(2,434,189)
Options written	116,903
Short sales	(1,531,313)
Swap agreements	(12,213,109)
Foreign currencies.	(158,212)

760,236,463

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,004,414,595

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,089,472,515

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$85,057,920	$149,985,589
Net realized gain (loss) on investment and foreign currency transactions	244,178,132	524,144,113
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	760,236,463	(1,167,441,863)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,089,472,515	(493,312,161)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [11,031,027 and 2,985,746 shares, respectively]	204,670,889	54,029,528
Portfolio shares repurchased [14,045,407 and 65,040,938 shares, respectively]	(274,767,307)	(1,205,701,702)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(70,096,418)	(1,151,672,174)

CAPITAL CONTRIBUTIONS	70,061	2,297,635

TOTAL INCREASE (DECREASE)	1,019,446,158	(1,642,686,700)
NET ASSETS:
Beginning of period	7,629,767,372	9,272,454,072

End of period.	$8,649,213,530	$7,629,767,372

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ALLIANZGI WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 90.9%		Value
COMMON STOCKS — 58.1%	Shares
Australia — 0.6%
Charter Hall Group, REIT	168,986	$1,285,112
CIMIC Group Ltd.	42,771	1,344,448
CSL Ltd.	17,274	2,612,617
Dexus, REIT	232,683	2,123,340
Goodman Group, REIT	355,839	3,757,633
Macquarie Group Ltd.	60,503	5,325,161
Mirvac Group, REIT	1,202,251	2,641,726
NRW Holdings Ltd.	428,237	753,179
OceanaGold Corp.	61,294	167,563
Qantas Airways Ltd.	697,683	2,643,784
Rio Tinto PLC	134,783	8,350,261

		31,004,824

Austria — 0.2%
ANDRITZ AG	43,392	1,635,666
KTM Industries AG	12,859	738,527
OMV AG	41,786	2,039,405
Raiffeisen Bank International AG	41,921	984,603
Schoeller-Bleckmann Oilfield Equipment AG	2,167	184,474
UNIQA Insurance Group AG	177,816	1,661,024
Wienerberger AG	76,200	1,879,580

		9,123,279

Belgium — 0.2%
Ageas	61,582	3,201,164
Colruyt SA	22,566	1,307,440
UCB SA	34,649	2,873,249

		7,381,853

Bermuda — 0.0%
Bank of NT Butterfield & Son Ltd. (The)	4,127	140,153
Triton International Ltd.	14,002	458,705

		598,858

Brazil — 0.5%
Banco Santander Brasil SA, UTS	74,000	883,579
Construtora Tenda SA	76,400	474,920
Cosan Ltd. (Class A Stock)	30,870	412,423
Estacio Participacoes SA	51,200	390,405
Lojas Renner SA	143,498	1,756,382
Odontoprev SA	304,570	1,448,313
Oi SA, ADR(a)	67,399	135,472
Qualicorp Consultoria e Corretora de Seguros SA	53,800	324,626
Raia Drogasil SA	80,273	1,603,181
Santos Brasil Participacoes SA	261,300	296,688
Sao Martinho SA	185,500	973,405
SLC Agricola SA	82,800	381,014
StoneCo Ltd. (Class A Stock)*(a)	263,551	7,795,839
Suzano SA	51,675	441,531
Telefonica Brasil SA, ADR	46,666	607,591
Tupy SA	48,200	260,459
Vale SA	128,300	1,731,070
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	71,600	290,133
WEG SA	287,530	1,615,131

		21,822,162

COMMON STOCKS (continued)	Shares	Value
Canada — 2.2%
Aecon Group, Inc.	13,446	$196,831
Algonquin Power & Utilities Corp.	22,307	270,331
Alimentation Couche-Tard, Inc. (Class B Stock)	196,835	12,386,829
ARC Resources Ltd.	20,771	101,670
Badger Daylighting Ltd.	17,925	654,008
Bank of Montreal	26,413	1,995,169
Bank of Nova Scotia (The)	11,406	612,652
Canadian Apartment Properties REIT	45,993	1,698,462
Canadian National Railway Co.	35,185	3,256,403
Canadian Natural Resources Ltd.	10,017	270,093
Canadian Tire Corp. Ltd. (Class A Stock)	23,364	2,545,589
Capital Power Corp.	44,385	1,021,884
CCL Industries, Inc. (Class B Stock)	6,949	340,777
Cogeco Communications, Inc.	2,625	188,784
Constellation Software, Inc.	6,725	6,338,308
Dream Global Real Estate Investment Trust, REIT	20,484	213,513
Emera, Inc.	4,133	168,880
Empire Co. Ltd. (Class A Stock)	19,427	489,254
Entertainment One Ltd.	172,966	872,434
Fairfax Financial Holdings Ltd.	975	478,554
Finning International, Inc.	7,757	141,392
Genworth MI Canada, Inc.(a)	28,483	901,329
George Weston Ltd.	2,720	206,396
Husky Energy, Inc.	182,172	1,726,360
iA Financial Corp., Inc.	24,311	990,225
IAMGOLD Corp.*	37,296	126,166
Laurentian Bank of Canada	10,885	373,874
Linamar Corp.	18,117	676,231
Loblaw Cos. Ltd.	57,470	2,942,510
Magna International, Inc.	106,524	5,300,373
Manulife Financial Corp.	381,818	6,939,230
Mercer International, Inc.	28,600	442,442
Methanex Corp.	33,450	1,518,539
Metro, Inc.	51,810	1,944,136
Nutrien Ltd.	118,312	6,328,705
Open Text Corp.	54,978	2,268,727
Power Corp. of Canada	173,050	3,727,800
Restaurant Brands International, Inc. (NYSE)	18,368	1,277,311
Restaurant Brands International, Inc. (XTSE)	101,756	7,076,415
Rogers Communications, Inc. (Class B Stock)	83,042	4,445,225
Shopify, Inc. (Class A Stock)*	18,490	5,549,773
Suncor Energy, Inc.	38,282	1,194,166
TC Energy Corp.	53,245	2,639,583
Teck Resources Ltd. (Class B Stock)	173,408	4,001,672
TFI International, Inc.	24,029	727,173
Toronto-Dominion Bank (The)	149,834	8,755,143
Transcontinental, Inc. (Class A Stock)	7,708	85,877
WestJet Airlines Ltd.	2,955	69,365
WSP Global, Inc.	1,210	66,610

		106,543,173

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chile — 0.0%
AES Gener SA	737,780	$202,795
CAP SA	24,823	284,487
Empresas CMPC SA	195,057	535,408
Enel Chile SA	5,498,788	522,593
Latam Airlines Group SA	17,240	162,191

		1,707,474

China — 1.7%
Alibaba Group Holding Ltd., ADR*	98,395	16,673,033
Anhui Conch Cement Co. Ltd. (Class H Stock)	145,000	907,753
Ausnutria Dairy Corp. Ltd.*	479,000	955,872
Baidu, Inc., ADR*	31,802	3,732,283
Bank of China Ltd. (Class H Stock)	4,675,000	1,975,102
Bank of Communications Co. Ltd. (Class H Stock)	1,571,000	1,192,489
China Aircraft Leasing Group Holdings Ltd.	147,500	155,845
China Aoyuan Group Ltd.	399,000	562,358
China Cinda Asset Management Co. Ltd. (Class H Stock)	1,495,000	344,754
China CITIC Bank Corp. Ltd. (Class H Stock)	440,000	250,573
China Communications Services Corp. Ltd. (Class H Stock)	550,000	426,836
China Construction Bank Corp. (Class H Stock)	4,042,000	3,481,129
China Lilang Ltd.	253,000	232,796
China Minsheng Banking Corp. Ltd. (Class H Stock)	657,500	455,228
China Mobile Ltd., ADR	30,239	1,369,524
China Petroleum & Chemical Corp. (Class H Stock)	1,676,000	1,139,426
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	198,000	144,057
China Resources Cement Holdings Ltd.	620,000	601,568
China Sunshine Paper Holdings Co. Ltd.	1,125,000	159,517
China Suntien Green Energy Corp. Ltd. (Class H Stock)	1,012,000	267,218
China Telecom Corp. Ltd. (Class H Stock)	1,550,000	779,208
China Yuchai International Ltd.	9,197	137,863
China Zhongwang Holdings Ltd.	382,800	193,326
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	599,000	326,252
CITIC Ltd.	2,238,000	3,229,647
CITIC Telecom International Holdings Ltd.	472,000	187,587
CNOOC Ltd.	773,000	1,316,830
Country Garden Holdings Co. Ltd.	478,000	728,158
Future Land Development Holdings Ltd.	682,000	900,149
Great Wall Motor Co. Ltd. (Class H Stock)	602,000	431,858

COMMON STOCKS (continued)	Shares	Value
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	76,000	$343,027
Hisense Home Appliances Group Co. Ltd. (Class H Stock)	272,000	330,685
Hollysys Automation Technologies Ltd.	13,575	257,925
Hua Hong Semiconductor Ltd., 144A	201,000	389,553
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,000,000	1,458,540
Jupai Holdings Ltd., ADR*(a)	22,317	50,213
Legend Holdings Corp. (Class H Stock), 144A	92,500	218,099
Livzon Pharmaceutical Group, Inc. (Class H Stock)	54,300	180,989
Luye Pharma Group Ltd., 144A	542,000	393,719
Metallurgical Corp. of China Ltd. (Class H Stock)	592,000	158,377
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	211,500	2,542,813
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	1,381,000	820,781
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	194,200	382,996
Shenzhen Expressway Co. Ltd. (Class H Stock)	304,000	365,301
Shenzhou International Group Holdings Ltd.	73,000	1,005,214
Sichuan Expressway Co. Ltd. (Class H Stock)	540,000	165,634
SINA Corp.*	2,869	123,740
Springland International Holdings Ltd.	990,000	194,286
TAL Education Group, ADR*	54,375	2,071,688
Tencent Holdings Ltd.	417,243	18,844,329
Tian Ge Interactive Holdings Ltd., 144A*	409,000	98,000
Tianjin Capital Environmental Protection Group Co. Ltd. (Class H Stock)	696,000	256,071
Tingyi Cayman Islands Holding Corp.	404,000	675,059
Uni-President China Holdings Ltd.	479,000	533,894
Weibo Corp., ADR*(a)	78,234	3,407,091
West China Cement Ltd.	1,358,000	209,020
Xtep International Holdings Ltd.	791,000	477,133
Yangzijiang Shipbuilding Holdings Ltd.	2,763,400	3,129,219
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (Class H Stock), 144A	61,200	306,175
Yuexiu Property Co. Ltd.	1,730,000	392,287
Yuexiu Transport Infrastructure Ltd.	348,000	284,316
Yuzhou Properties Co. Ltd.	660,000	310,685
Zhejiang Expressway Co. Ltd. (Class H Stock)	388,000	408,915

		84,044,013

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Colombia — 0.0%
Ecopetrol SA	319,239	$290,082
Grupo Aval Acciones y Valores SA, ADR	20,140	160,516
Interconexion Electrica SA ESP	39,793	221,161

		671,759

Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	82,509	283,018

Denmark — 0.7%
Ambu A/S (Class B Stock)(a)	760,206	12,319,371
Carlsberg A/S (Class B Stock)	17,479	2,315,121
Coloplast A/S (Class B Stock)	22,683	2,562,465
DSV A/S	69,829	6,860,342
FLSmidth & Co. A/S	31,168	1,410,247
ISS A/S	53,246	1,606,865
Novo Nordisk A/S (Class B Stock)	87,921	4,485,499
Ow Bunker A/S^*(d)	53,469	—
Royal Unibrew A/S	16,875	1,230,843
SimCorp A/S	32,361	3,131,958
Topdanmark A/S	8,319	469,104

		36,391,815

Finland — 0.3%
Huhtamaki OYJ	40,461	1,664,858
Kojamo OYJ	73,000	1,093,000
Neste OYJ	66,861	2,275,137
Stora Enso OYJ (Class R Stock)	205,492	2,419,229
UPM-Kymmene OYJ	166,279	4,423,160
Valmet OYJ	70,294	1,752,012

		13,627,396

France — 1.8%
Alten SA	4,896	587,001
Atos SE	42,186	3,530,938
AXA SA	121,223	3,183,560
Bouygues SA	82,970	3,076,385
Cie Generale des Etablissements Michelin SCA	51,654	6,544,139
Credit Agricole SA	110,022	1,318,554
Dassault Systemes SE	32,586	5,203,724
Eiffage SA	32,494	3,211,026
Faurecia SA	77,419	3,594,946
Hermes International	4,325	3,121,534
Ingenico Group SA(a)	24,287	2,149,438
Interparfums SA	44,370	2,126,924
Ipsen SA	14,230	1,944,299
Korian SA(a)	31,147	1,185,851
L’Oreal SA	15,600	4,442,126
Nexity SA	38,952	1,683,638
Orange SA	298,784	4,708,781
Peugeot SA	144,506	3,561,355
Renault SA(a)	40,662	2,558,179
Sanofi	105,353	9,105,009
Sartorius Stedim Biotech	25,940	4,094,122
Sodexo SA	18,313	2,139,785
SPIE SA	82,548	1,536,564
Teleperformance	11,065	2,217,710
TOTAL SA	120,469	6,749,012
Vinci SA	70,959	7,268,723

		90,843,323

COMMON STOCKS (continued)	Shares	Value
Germany — 1.9%
Aareal Bank AG	49,023	$1,294,005
alstria office REIT-AG	84,964	1,376,744
Aroundtown SA(a)	328,907	2,713,118
Bayerische Motoren Werke AG	32,241	2,385,676
Bechtle AG	72,711	8,367,988
CANCOM SE	56,014	2,984,803
Deutsche Lufthansa AG	119,263	2,041,616
Deutsche Pfandbriefbank AG, 144A	135,642	1,637,175
Deutsche Telekom AG	324,758	5,619,342
Fraport AG Frankfurt Airport Services Worldwide	11,699	1,007,362
GRENKE AG(a)	19,567	2,104,593
Hannover Rueck SE	12,127	1,961,816
Hella GmbH & Co. KGaA	25,600	1,266,198
HOCHTIEF AG	16,513	2,013,100
Infineon Technologies AG	415,938	7,340,427
Jenoptik AG	77,800	2,520,655
Merck KGaA	28,365	2,965,594
MTU Aero Engines AG	19,650	4,688,525
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,900	4,242,762
Salzgitter AG	46,557	1,335,973
SAP SE	69,361	9,529,259
Siltronic AG	29,679	2,169,465
Stroeer SE & Co. KGaA(a)	38,995	2,930,362
TAG Immobilien AG	40,997	948,158
TLG Immobilien AG	82,909	2,429,519
TUI AG (XETR)	78,494	769,352
TUI AG (XLON)	105,527	1,037,108
Vonovia SE	93,140	4,451,112
Wirecard AG(a)	35,960	6,091,836
Zalando SE, 144A*	50,969	2,261,589

		92,485,232

Ghana — 0.1%
Tullow Oil PLC	872,737	2,330,870

Hong Kong — 0.5%
AIA Group Ltd.	1,088,747	11,772,624
China Water Affairs Group Ltd.	244,000	240,215
CK Asset Holdings Ltd.	334,000	2,610,649
CK Hutchison Holdings Ltd.	379,500	3,736,382
Emperor Entertainment Hotel Ltd.	530,000	110,579
Emperor Watch & Jewellery Ltd.	3,920,000	103,066
Jardine Strategic Holdings Ltd.	14,200	538,038
Johnson Electric Holdings Ltd.	71,000	151,901
Kerry Properties Ltd.	150,000	630,905
Organic Tea Cosmetics Holdings Co. Ltd.	57,558	115,629
Swire Pacific Ltd. (Class A Stock)	93,000	1,145,704
Texhong Textile Group Ltd.	136,000	152,370
Tongda Group Holdings Ltd.	1,440,000	111,100
WH Group Ltd., 144A	513,000	521,326
Xinyi Glass Holdings Ltd.	1,554,000	1,631,129

		23,571,617

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	170,316	252,422

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
India — 0.2%
HDFC Bank Ltd., ADR	82,908	$10,781,356
Vedanta Ltd., ADR(a)	48,476	493,001

		11,274,357

Indonesia — 0.1%
Ace Hardware Indonesia Tbk PT	17,904,811	2,295,340
Aneka Tambang Tbk	2,517,600	150,962
Bank Central Asia Tbk PT	1,124,474	2,387,236
Erajaya Swasembada Tbk PT	1,703,400	232,196
Japfa Comfeed Indonesia Tbk PT	1,962,300	215,621
Pool Advista Indonesia Tbk PT*	866,400	141,253
Sri Rejeki Isman Tbk PT	5,886,900	141,026

		5,563,634

Ireland — 0.4%
AerCap Holdings NV*	84,941	4,417,782
Dalata Hotel Group PLC	268,404	1,436,568
Keywords Studios PLC	49,887	1,159,533
Kingspan Group PLC	117,353	6,371,455
Origin Enterprises PLC	99,302	578,886
Ryanair Holdings PLC, ADR*	48,707	3,124,067

		17,088,291

Israel — 0.3%
Bank Leumi Le-Israel BM	313,642	2,263,783
Israel Corp. Ltd. (The)*	3,066	744,077
Israel Discount Bank Ltd. (Class A Stock)	579,667	2,367,393
Kornit Digital Ltd.*(a)	38,620	1,222,709
Wix.com Ltd.*	69,963	9,941,742

		16,539,704

Italy — 0.5%
A2A SpA	818,254	1,419,657
Amplifon SpA	49,000	1,147,402
Buzzi Unicem SpA	83,991	1,704,970
De’ Longhi SpA	62,799	1,270,710
DiaSorin SpA	8,300	965,201
Enel SpA	1,362,601	9,516,013
Fincantieri SpA	420,763	472,064
FinecoBank Banca Fineco SpA	164,000	1,829,786
Iren SpA	334,184	869,582
Poste Italiane SpA, 144A	354,573	3,733,038
Unipol Gruppo SpA	260,464	1,267,897
UnipolSai Assicurazioni SpA(a)	529,720	1,360,680

		25,557,000

Japan — 2.0%
ABC-Mart, Inc.	19,900	1,297,320
AGC, Inc.	111,900	3,872,924
Chubu Electric Power Co., Inc.	156,300	2,194,533
Fancl Corp.	35,800	883,169
Fuji Media Holdings, Inc.	78,900	1,101,735
GMO Payment Gateway, Inc.	13,300	917,538
Hitachi Ltd.	95,200	3,494,590
Honda Motor Co. Ltd.	136,300	3,529,344
Hoshizaki Corp.	33,200	2,477,290
ITOCHU Corp.	224,700	4,300,559
Keyence Corp.	9,640	5,944,362
Kinden Corp.	30,700	470,967

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Makino Milling Machine Co. Ltd.	26,000	$1,052,983
Marubeni Corp.	673,400	4,467,634
Medipal Holdings Corp.	51,300	1,133,892
Meitec Corp.	9,100	468,471
Mitsubishi Chemical Holdings Corp.	668,900	4,682,996
Mitsubishi Corp.	164,200	4,335,484
Mitsui & Co. Ltd.	389,400	6,351,158
MonotaRO Co. Ltd.	127,024	3,114,023
NEC Corp.	90,400	3,568,640
Nippon Light Metal Holdings Co. Ltd.	269,900	585,667
Nippon Telegraph & Telephone Corp.	133,400	6,219,426
Nippon Television Holdings, Inc.	44,400	658,735
Nishimatsu Construction Co. Ltd.	25,100	484,777
Obayashi Corp.	122,700	1,211,116
Rengo Co. Ltd.	125,300	1,008,688
Ricoh Co. Ltd.	249,900	2,501,292
Sawai Pharmaceutical Co. Ltd.	20,800	1,123,827
Sekisui House Ltd.	171,300	2,829,349
Showa Denko KK	66,600	1,971,070
Sojitz Corp.	876,800	2,820,762
Sumitomo Corp.	379,400	5,760,434
Sumitomo Forestry Co. Ltd.	58,900	706,828
Sushiro Global Holdings Ltd.(a)	11,600	693,500
Teijin Ltd.	78,400	1,338,489
TIS, Inc.	22,900	1,167,055
Tokyo Seimitsu Co. Ltd.	32,300	833,861
Toyo Suisan Kaisha Ltd.	43,900	1,809,647
Toyota Motor Corp.	127,500	7,930,452

		101,314,587

Jordan — 0.0%
Hikma Pharmaceuticals PLC	45,684	1,000,491

Malaysia — 0.1%
Gadang Holdings BHD	1,287,900	279,043
Genting Bhd	351,300	576,086
Hengyuan Refining Co. Bhd*	102,200	130,680
Hong Leong Bank Bhd	31,700	145,718
Malaysia Airports Holdings Bhd	217,500	448,155
Malaysian Pacific Industries Bhd	137,200	306,172
MISC Bhd	94,900	164,123
Petronas Chemicals Group Bhd	479,300	974,228
Press Metal Aluminium Holdings Bhd	406,400	432,563
RHB Bank Bhd	464,800	629,491
Sunway Bhd	463,681	188,472
Unisem M Bhd	224,100	133,371

		4,408,102

Mexico — 0.1%
Corp Inmobiliaria Vesta SAB de CV	148,000	217,908
Industrias Bachoco SAB de CV, ADR	13,488	683,437
Industrias Bachoco SAB de CV (Class B Stock)	48,400	202,211

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Mexico (continued)
Industrias CH SAB de CV (Class B Stock)*	34,000	$104,159
Macquarie Mexico Real Estate Management SA de CV, 144A, REIT	275,600	314,459
Megacable Holdings SAB de CV, UTS	57,900	246,758
Vitro SAB de CV (Class A Stock)	83,600	214,600

		1,983,532

Netherlands — 1.1%
Aalberts NV	33,549	1,318,174
Aegon NV	900,044	4,472,022
ASM International NV	21,427	1,396,044
ASML Holding NV	47,254	9,858,411
ASR Nederland NV	84,132	3,421,995
IMCD NV	18,528	1,698,515
Koninklijke Ahold Delhaize NV	279,225	6,276,147
Koninklijke DSM NV	18,492	2,282,736
NN Group NV	123,117	4,954,126
OCI NV*	49,700	1,364,542
Royal Dutch Shell PLC (Class A Stock), (XEQT)	162,413	5,302,555
Royal Dutch Shell PLC (Class B Stock)	134,588	4,409,940
Signify NV, 144A	57,948	1,712,114
Wolters Kluwer NV	67,141	4,888,647

		53,355,968

New Zealand — 0.1%
Auckland International Airport Ltd.	105,590	697,444
Mainfreight Ltd.	149,241	4,082,197

		4,779,641

Norway — 0.2%
DNO ASA	566,733	1,031,240
Elkem ASA, 144A	447,146	1,267,637
Grieg Seafood ASA	35,329	490,599
Hermitage Offshore Services Ltd.	124	341
Leroy Seafood Group ASA	223,210	1,481,883
Mowi ASA	91,470	2,139,591
PGS ASA*	571,150	891,692
Salmar ASA	32,306	1,405,588
Storebrand ASA	373,087	2,742,057

		11,450,628

Philippines — 0.0%
DMCI Holdings, Inc.	613,050	123,217
Jollibee Foods Corp.	293,264	1,613,847

		1,737,064

Poland — 0.0%
Asseco Poland SA	22,635	323,199
KGHM Polska Miedz SA*	23,098	640,792
Tauron Polska Energia SA*	595,220	273,807

		1,237,798

Puerto Rico — 0.1%
First BanCorp	89,550	988,632
Popular, Inc.(a)	63,057	3,420,212

		4,408,844

COMMON STOCKS (continued)	Shares	Value
Russia — 0.1%
Globaltrans Investment PLC, GDR	22,510	$209,931
Magnitogorsk Iron & Steel Works PJSC, GDR	24,792	229,102
Novolipetsk Steel PJSC, GDR	23,311	589,434
Severstal PJSC, GDR	51,466	869,689
TCS Group Holding PLC, GDR	16,479	323,828
VTB Bank PJSC, GDR(a)	220,559	278,596

		2,500,580

Singapore — 0.1%
BOC Aviation Ltd., 144A	268,500	2,255,976
CapitaLand Mall Trust, REIT	1,012,900	1,969,114
Singapore Airlines Ltd.	111,400	763,803

		4,988,893

South Africa — 0.4%
Anglo American PLC (BATE)	256,052	7,312,278
Astral Foods Ltd.	16,774	184,741
Emira Property Fund Ltd., REIT	142,844	140,094
Investec Ltd.	216,729	1,412,699
Liberty Holdings Ltd.	41,032	307,839
MMI Holdings Ltd.	166,204	223,964
MultiChoice Group Ltd.*	4,059	38,598
Naspers Ltd. (Class N Stock)	4,059	986,958
Nedbank Group Ltd.	51,214	920,618
Old Mutual Ltd.(a)	314,668	469,974
PSG Group Ltd.	372,667	6,318,203
RMB Holdings Ltd.	131,191	785,175
Standard Bank Group Ltd.	51,908	725,915
Super Group Ltd.*	65,502	153,010
Telkom SA SOC Ltd.	157,399	1,030,265
Tsogo Sun Holdings Ltd.	106,849	115,223
Tsogo Sun Hotels Ltd.*	106,849	32,772

		21,158,326

South Korea — 0.4%
Autech Corp.	14,707	159,763
Daesang Corp.	8,593	180,326
Daewoong Co. Ltd.	13,413	198,231
Daou Technology, Inc.	6,966	130,967
Dentium Co. Ltd.	7,329	466,835
DGB Financial Group, Inc.	24,089	170,026
Dong-A Socio Holdings Co. Ltd.	1,678	141,371
Doosan Infracore Co. Ltd.*	32,595	176,032
DY POWER Corp.	9,007	112,240
Green Cross Holdings Corp.	5,806	109,101
GS Holdings Corp.	10,786	477,652
Hana Financial Group, Inc.	29,063	942,214
Hanjin Kal Corp.	8,363	217,594
Hankook Tire & Technology Co. Ltd.	4,297	130,670
Hanwha General Insurance Co. Ltd.	35,265	126,387
HB Technology Co. Ltd.	87,107	262,060
Huons Co. Ltd.	3,758	186,347
Huons Global Co. Ltd.	3,771	126,810
Hyosung Corp.	6,769	426,587
Hyundai Corp. Holdings, Inc.	6,016	71,942
Industrial Bank of Korea	53,510	651,527
JB Financial Group Co. Ltd.	28,893	147,988

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
KCC Engineering & Construction Co. Ltd.	14,497	$91,139
Korea Asset In Trust Co. Ltd., REIT	41,701	150,030
Korea Electric Power Corp., ADR*(a)	23,277	258,375
Korea Real Estate Investment & Trust Co. Ltd.	71,319	145,511
Korean Reinsurance Co.	40,691	307,353
Kwang Dong Pharmaceutical Co. Ltd.	21,371	138,688
LG Household & Health Care Ltd.	2,580	2,933,583
Lotte Non-Life Insurance Co. Ltd.*	117,771	242,211
Mecaro Co. Ltd.	7,472	90,816
Orion Holdings Corp.	12,342	183,115
PSK Holdings, Inc.	4,544	35,533
PSK, Inc.*	12,054	176,040
Samjin Pharmaceutical Co. Ltd.	2,732	71,138
Samsung Electronics Co. Ltd.	172,662	7,026,395
SK Hynix, Inc.	35,279	2,123,712
SK Telecom Co. Ltd.	1,044	233,901
Taekwang Industrial Co. Ltd.	105	120,025
Taeyoung Engineering & Construction Co. Ltd.	21,141	273,505
Ubiquoss, Inc.	4,029	155,173
UniTest, Inc.	17,908	186,895
Woongjin Thinkbig Co. Ltd.*	65,190	163,799

		20,719,607

Spain — 0.5%
Acciona SA	10,421	1,118,574
ACS Actividades de Construccion y Servicios SA(a)	65,925	2,632,634
Amadeus IT Group SA	16,739	1,328,175
Banco Santander SA	979,970	4,537,060
Cia de Distribucion Integral Logista Holdings SA	39,754	901,719
CIE Automotive SA	22,883	663,393
Enagas SA	58,065	1,550,117
Ence Energia y Celulosa SA	133,930	605,494
Global Dominion Access SA, 144A*	35,179	180,300
Iberdrola SA	586,137	5,841,563
Merlin Properties Socimi SA, REIT	101,877	1,414,305
Repsol SA	360,150	5,653,478

		26,426,812

Sweden — 0.8%
AAK AB	88,200	1,671,973
AddTech AB (Class B Stock)	172,009	5,226,833
Assa Abloy AB (Class B Stock)	95,119	2,150,174
Atlas Copco AB (Class A Stock)	129,671	4,143,451
Betsson AB*	86,034	525,354
BioGaia AB (Class B Stock)	42,832	1,983,213
Castellum AB	54,685	1,046,863
Elekta AB (Class B Stock)	98,240	1,427,607
Fastighets AB Balder (Class B Stock)*	32,132	1,077,156
Hexagon AB (Class B Stock)	62,171	3,455,597
Hexpol AB	420,966	3,427,906

COMMON STOCKS (continued)	Shares	Value
Sweden (continued)
Indutrade AB	56,300	$1,799,904
Intrum AB(a)	33,930	871,831
Nibe Industrier AB (Class B Stock)	60,230	881,577
Peab AB	33,666	287,717
Skandinaviska Enskilda Banken AB (Class A Stock)	421,649	3,898,407
Tobii AB*(a)	203,500	905,031
Trelleborg AB (Class B Stock)	150,841	2,142,252
Vitrolife AB	120,807	2,354,937
Volvo AB (Class B Stock)	78,880	1,251,725

		40,529,508

Switzerland — 1.3%
Baloise Holding AG	15,046	2,663,336
Cembra Money Bank AG	8,922	861,128
CRISPR Therapeutics AG*(a)	9,224	434,450
Galenica AG, 144A*	14,299	718,642
Georg Fischer AG	1,842	1,764,113
Interroll Holding AG	1,556	3,914,852
Nestle SA	124,855	12,923,829
Novartis AG	10,016	914,188
OC Oerlikon Corp. AG	138,700	1,695,106
Partners Group Holding AG	5,266	4,139,451
Sika AG	20,934	3,580,512
Stadler Rail AG*	22,456	1,064,775
STMicroelectronics NV	320,658	5,693,345
Sunrise Communications Group AG, 144A*	32,039	2,394,108
Swiss Life Holding AG	12,577	6,239,765
Swiss Re AG	53,403	5,425,326
Temenos AG*	21,219	3,799,792
VAT Group AG, 144A	18,757	2,309,783
Zurich Insurance Group AG	16,435	5,712,639

		66,249,140

Taiwan — 0.3%
Acter Group Corp. Ltd.	20,000	108,812
AmTRAN Technology Co. Ltd.*	328,000	116,260
Asia Vital Components Co. Ltd.	307,000	381,448
Career Technology MFG. Co. Ltd.	193,000	192,905
Center Laboratories, Inc.	118,000	295,317
Chicony Power Technology Co. Ltd.	137,604	217,059
China Development Financial Holding Corp.	2,374,000	724,395
China General Plastics Corp.	160,000	123,266
China Motor Corp.	305,000	272,121
Co-Tech Development Corp.	267,000	276,573
CTBC Financial Holding Co. Ltd.	1,182,000	813,081
E.Sun Financial Holding Co. Ltd.	1,097,000	918,477
Far Eastern International Bank	823,000	326,070
Far Eastern New Century Corp.	628,000	678,188
First Financial Holding Co. Ltd.	964,469	707,883
Formosa Advanced Technologies Co. Ltd.	126,000	144,492
Fulgent Sun International Holding Co. Ltd.	89,000	203,255
Gigabyte Technology Co. Ltd.	169,000	290,395
Globalwafers Co. Ltd.	60,000	609,682
Great Wall Enterprise Co. Ltd.	170,000	219,040

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
HannStar Display Corp.	1,090,000	$232,236
Hanpin Electron Co. Ltd.	126,000	151,816
Hon Hai Precision Industry Co. Ltd., GDR	46,573	229,844
King Yuan Electronics Co. Ltd.	344,000	297,806
Lien Hwa Industrial Corp.	514,000	619,244
Mitac Holdings Corp.	574,754	575,992
Pegatron Corp.	71,000	122,929
Powertech Technology, Inc.	120,000	294,109
SinoPac Financial Holdings Co. Ltd.	1,525,000	640,974
Supreme Electronics Co. Ltd.	225,000	228,902
Systex Corp.	162,000	400,367
TaiDoc Technology Corp.	53,000	244,069
Taiwan Cooperative Financial Holding Co. Ltd.	827,502	554,138
Taiwan Semiconductor Manufacturing Co. Ltd.	422,000	3,232,823
Tripod Technology Corp.	96,000	341,166
Walsin Lihwa Corp.	308,000	146,179
WPG Holdings Ltd.	272,320	353,775
Yageo Corp.	14,000	119,632

		16,404,720

Thailand — 0.2%
Airports of Thailand PCL	482,700	1,158,088
AP Thailand PCL	922,200	236,103
Fabrinet*	87,577	4,349,950
Home Product Center PCL	1,356,000	773,764
Kiatnakin Bank PCL	118,900	269,581
PTT Exploration & Production PCL	484,200	2,138,696
PTT Global Chemical PCL	191,800	400,457
PTT PCL	88,200	140,405
Thanachart Capital PCL	370,400	670,779

		10,137,823

Turkey — 0.0%
EGE Endustri VE Ticaret A/S	4,264	364,255
Turkcell Iletisim Hizmetleri A/S, ADR(a)	45,556	249,647

		613,902

United Arab Emirates — 0.0%
NMC Health PLC(a)	12,675	387,727

United Kingdom — 1.9%
3i Group PLC	167,492	2,369,327
accesso Technology Group PLC*(a)	56,897	499,286
ASOS PLC*(a)	113,543	3,683,669
Auto Trader Group PLC, 144A	326,275	2,270,994
Barratt Developments PLC	466,071	3,388,994
Bellway PLC	31,444	1,112,277
Berkeley Group Holdings PLC	8,775	415,914
Blue Prism Group PLC*(a)	51,915	914,310
BP PLC	1,408,261	9,826,640
British American Tobacco PLC	230,586	8,061,986
British American Tobacco PLC, ADR(a)	17,815	621,209
Cineworld Group PLC	404,478	1,304,631

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Coca-Cola European Partners PLC	49,262	$2,783,303
DCC PLC	61,816	5,520,206
Dialog Semiconductor PLC*	51,508	2,077,582
Fiat Chrysler Automobiles NV	149,905	2,087,358
Genel Energy PLC	81,865	201,073
Genus PLC	61,400	2,066,007
GlaxoSmithKline PLC	97,682	1,955,611
Greene King PLC	118,995	934,713
Halma PLC	85,107	2,186,875
HomeServe PLC	168,542	2,542,312
Howden Joinery Group PLC	297,500	1,915,123
Imperial Brands PLC	176,914	4,152,719
Informa PLC	200,053	2,122,538
Intermediate Capital Group PLC	117,245	2,057,578
J Sainsbury PLC	662,321	1,647,764
JD Sports Fashion PLC	188,413	1,404,459
Melrose Industries PLC	796,000	1,831,529
Micro Focus International PLC	129,289	3,391,572
Moneysupermarket.com Group PLC	310,079	1,625,100
Oxford Instruments PLC	77,276	1,263,960
Pearson PLC	108,715	1,131,041
Persimmon PLC	111,902	2,840,396
Rotork PLC	308,025	1,239,115
Royal Mail PLC	189,695	511,007
Senior PLC	447,347	1,225,488
Spectris PLC	33,390	1,221,739
St. James’s Place PLC	72,214	1,008,147
Tate & Lyle PLC	226,145	2,121,490
Tesco PLC	743,163	2,138,697
Unilever NV, CVA	55,800	3,397,189
Vesuvius PLC	175,700	1,224,078

		96,295,006

United States — 36.2%
Abbott Laboratories	131,767	11,081,605
AbbVie, Inc.	41,707	3,032,933
ABIOMED, Inc.*	392	102,112
Acacia Communications, Inc.*	17,804	839,637
ACI Worldwide, Inc.*	18,500	635,290
Activision Blizzard, Inc.	179,940	8,493,168
Addus HomeCare Corp.*	13,310	997,585
Adobe, Inc.*	34,981	10,307,152
Aerovironment, Inc.*	1,184	67,216
AES Corp.	303,262	5,082,671
Aflac, Inc.	149,588	8,198,918
Agilent Technologies, Inc.	74,538	5,565,752
AGNC Investment Corp., REIT	46,775	786,756
Air Products & Chemicals, Inc.	10,492	2,375,074
Aircastle Ltd.	15,160	322,302
Align Technology, Inc.*	3,974	1,087,684
Allegiant Travel Co.	3,186	457,191
Allergan PLC	7,594	1,271,463
Alliance Resource Partners LP, MLP	42,275	717,830
Allstate Corp. (The)	73,202	7,443,911
Ally Financial, Inc.	226,839	7,029,741
Alphabet, Inc. (Class A Stock)*	21,397	23,168,672

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Alphabet, Inc. (Class C Stock)*	14,504	$15,677,519
Alteryx, Inc. (Class A Stock)*(a)	12,793	1,395,972
Altria Group, Inc.	19,849	939,850
Amazon.com, Inc.*	31,612	59,861,432
Ambarella, Inc.*(a)	20,106	887,278
Amdocs Ltd.	4,836	300,267
Amedisys, Inc.*	4,950	600,980
Ameren Corp.	76,641	5,756,506
American Eagle Outfitters, Inc.(a)	11,961	202,141
American Electric Power Co., Inc.	103,187	9,081,488
American Equity Investment Life Holding Co.	40,953	1,112,283
American Express Co.	36,977	4,564,441
American National Insurance Co.	7,331	853,842
American Tower Corp., REIT	38,195	7,808,968
American Water Works Co., Inc.	50,880	5,902,080
AmerisourceBergen Corp.	15,934	1,358,533
AMETEK, Inc.	13,103	1,190,277
Amgen, Inc.	67,426	12,425,263
Amicus Therapeutics, Inc.*	17,392	217,052
Annaly Capital Management, Inc., REIT	549,412	5,016,129
Anthem, Inc.	64,592	18,228,508
Anworth Mortgage Asset Corp., REIT	25,940	98,313
Apollo Investment Corp.	10,716	169,308
Apple Hospitality REIT, Inc.	19,361	307,065
Apple, Inc.	291,272	57,648,554
Applied Materials, Inc.	20,908	938,978
Arbor Realty Trust, Inc., REIT(a)	63,259	766,699
Archer-Daniels-Midland Co.	169,369	6,910,255
Arena Pharmaceuticals, Inc.*	3,827	224,377
Argo Group International Holdings Ltd.	11,600	858,980
Arista Networks, Inc.*	15,140	3,930,647
ARMOUR Residential REIT, Inc.	32,216	600,506
Array BioPharma, Inc.*	9,854	456,536
Arrow Electronics, Inc.*	9,473	675,141
Arrowhead Pharmaceuticals, Inc.*(a)	9,484	251,326
Arthur J Gallagher & Co.	86,980	7,618,578
Artisan Partners Asset Management, Inc. (Class A Stock)	28,600	787,072
ASGN, Inc.*	13,300	805,980
Aspen Technology, Inc.*	5,215	648,120
AT&T, Inc.(a)	647,135	21,685,484
Athene Holding Ltd. (Class A Stock)*	121,824	5,245,741
Atkore International Group, Inc.*	66,784	1,727,702
Atlas Air Worldwide Holdings, Inc.*	3,063	136,732
Atlassian Corp PLC (Class A Stock)*	40,100	5,246,684
Atmos Energy Corp.	10,545	1,113,130
Audentes Therapeutics, Inc.*	8,523	322,681
Automatic Data Processing, Inc.	46,576	7,700,410
Avis Budget Group, Inc.*	21,451	754,217
AXA Equitable Holdings, Inc.	135,855	2,839,369
Axon Enterprise, Inc.*	14,621	938,814
Bandwidth, Inc. (Class A Stock)*	8,113	608,637

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Bank of America Corp.	559,113	$16,214,277
Bank of New York Mellon Corp. (The)	20,213	892,404
Bausch Health Cos., Inc.*	104,983	2,648,725
Baxter International, Inc.	86,450	7,080,255
Becton, Dickinson & Co.	17,844	4,496,866
Berkshire Hathaway, Inc. (Class B Stock)*	67,419	14,371,708
Best Buy Co., Inc.	27,816	1,939,610
Biogen, Inc.*	481	112,491
BioMarin Pharmaceutical, Inc.*	74,070	6,344,095
BioSpecifics Technologies Corp.*	4,965	296,460
BioTelemetry, Inc.*	1,723	82,962
BJ’s Restaurants, Inc.	7,159	314,566
Black Knight, Inc.*	9,749	586,402
Blackline, Inc.*	16,209	867,344
BlackRock, Inc.	2,838	1,331,873
Blueprint Medicines Corp.*	4,941	466,085
Boeing Co. (The)	26,802	9,756,196
Boot Barn Holdings, Inc.*	34,775	1,239,381
Booz Allen Hamilton Holding Corp.	27,418	1,815,346
Boston Beer Co., Inc. (The) (Class A Stock)*	2,890	1,091,726
Boston Scientific Corp.*	15,271	656,348
Brady Corp. (Class A Stock)	2,944	145,198
Brinker International, Inc.(a)	5,001	196,789
Brink’s Co. (The)	9,497	770,966
Bristol-Myers Squibb Co.	139,662	6,333,672
Brixmor Property Group, Inc., REIT	229,773	4,108,341
Broadcom, Inc.(a)	29,467	8,482,371
Buckle, Inc. (The)(a)	16,289	281,963
Cabot Microelectronics Corp.	4,222	464,758
CACI International, Inc. (Class A Stock)*	2,706	553,621
Cadence BanCorp	25,342	527,114
Capital One Financial Corp.	79,339	7,199,221
Capstead Mortgage Corp., REIT	64,900	541,915
Cardinal Health, Inc.	27,418	1,291,388
CareTrust REIT, Inc.	38,500	915,530
Carlisle Cos., Inc.	15,680	2,201,629
Carnival Corp.	7,991	371,981
Carnival PLC	48,051	2,138,212
Catalent, Inc.*	11,690	633,715
Caterpillar, Inc.	7,547	1,028,581
Cato Corp. (The) (Class A Stock)	14,695	181,042
CBL & Associates Properties, Inc., REIT	42,787	44,498
Cboe Global Markets, Inc.	59,735	6,190,338
CDW Corp.	9,186	1,019,646
Celanese Corp.	3,784	407,915
Centene Corp.*	25,250	1,324,110
CenterPoint Energy, Inc.(a)	196,390	5,622,646
CenturyLink, Inc.(a)	8,701	102,324
CF Industries Holdings, Inc.	76,255	3,561,871
Charles River Laboratories International, Inc.*	27,868	3,954,469
Chart Industries, Inc.*	14,973	1,151,124
Chatham Lodging Trust, REIT	29,130	549,683

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Chegg, Inc.*(a)	22,103	$852,955
Chemed Corp.	2,383	859,882
Chesapeake Energy Corp.*(a)	150,252	292,991
Chevron Corp.	60,478	7,525,882
Chimera Investment Corp., REIT	21,992	414,989
Church & Dwight Co., Inc.	27,746	2,027,123
Churchill Downs, Inc.	11,520	1,325,606
Cigna Corp.	46,606	7,342,797
Cirrus Logic, Inc.*(a)	1,388	60,656
Cisco Systems, Inc.	389,068	21,293,692
Citigroup, Inc.	168,064	11,769,522
Citizens Financial Group, Inc.	36,162	1,278,688
Clarus Corp.	33,790	487,928
Clearway Energy, Inc. (Class C Stock)	72,535	1,222,940
CME Group, Inc.(a)	841	163,247
CNA Financial Corp.	5,612	264,157
Coca-Cola Co. (The)	190,707	9,710,800
Cohu, Inc.	5,335	82,319
Columbus McKinnon Corp.	14,022	588,503
Comcast Corp. (Class A Stock)	606,303	25,634,491
Comerica, Inc.	18,163	1,319,360
Comfort Systems USA, Inc.	38,768	1,976,780
Compass Diversified Holdings, MLP	17,200	328,692
Concho Resources, Inc.(a)	30,965	3,194,969
CONMED Corp.	3,057	261,587
CONSOL Energy, Inc.*	37,475	997,210
Constellation Brands, Inc. (Class A Stock)(a)	44,248	8,714,201
Copart, Inc.*(a)	18,923	1,414,305
CoreCivic, Inc., REIT	41,000	851,160
Corning, Inc.	206,080	6,848,038
Corteva, Inc.*	8,636	255,367
Costco Wholesale Corp.	45,836	12,112,621
Crocs, Inc.*	29,500	582,625
CryoPort, Inc.*(a)	31,793	582,448
CubeSmart, REIT	15,131	505,981
Cullen/Frost Bankers, Inc.	8,440	790,490
Cutera, Inc.*	4,820	100,160
CVS Health Corp.	174,000	9,481,260
Dana, Inc.	43,000	857,420
Danaher Corp.	39,514	5,647,341
Darden Restaurants, Inc.(a)	28,654	3,488,051
Dave & Buster’s Entertainment, Inc.(a)	64,433	2,607,604
Deckers Outdoor Corp.*	8,388	1,476,036
Dell Technologies, Inc. (Class C Stock)*	21,592	1,096,898
Delta Air Lines, Inc.	27,104	1,538,152
DexCom, Inc.*	6,320	946,989
Digital Turbine, Inc.*	131,523	657,615
Dine Brands Global, Inc.(a)	8,569	818,082
Discover Financial Services	20,315	1,576,241
Discovery, Inc. (Class A Stock)*(a)	14,990	460,193
DMC Global, Inc.	8,728	552,919
Domtar Corp.	84,742	3,773,561
Dow, Inc.	8,636	425,841
DTE Energy Co.	34,306	4,387,051

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Duke Energy Corp.	83,080	$7,330,979
DuPont de Nemours, Inc.	8,636	648,305
DXC Technology Co.	82,337	4,540,886
Dynex Capital, Inc., REIT(a)	31,120	521,260
E*TRADE Financial Corp.	22,894	1,021,072
Eastman Chemical Co.	48,831	3,800,517
Eaton Corp. PLC	83,517	6,955,296
eHealth, Inc.	14,827	1,276,605
El Paso Electric Co.	14,400	941,760
Elanco Animal Health, Inc.*	228,200	7,713,160
Eldorado Resorts, Inc.*(a)	26,708	1,230,438
Eli Lilly & Co.	76,654	8,492,497
Encompass Health Corp.	9,285	588,298
Ensign Group, Inc. (The)	42,131	2,398,097
Entergy Corp.(a)	41,812	4,303,709
EOG Resources, Inc.	51,413	4,789,635
Essent Group Ltd.*	93,910	4,412,831
Essential Properties Realty Trust, Inc., REIT	64,784	1,298,271
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,546	2,480,408
Everbridge, Inc.*(a)	8,662	774,556
Exantas Capital Corp., REIT	30,200	341,562
Exelon Corp.	191,915	9,200,405
Extra Space Storage, Inc., REIT(a)	12,171	1,291,343
Exxon Mobil Corp.	236,403	18,115,562
Facebook, Inc. (Class A Stock)*	106,589	20,571,677
FedEx Corp.	6,213	1,020,112
Fidelity National Information Services, Inc.	9,045	1,109,641
First Financial Bankshares, Inc.(a)	33,610	1,034,852
FirstEnergy Corp.	34,104	1,459,992
Five9, Inc.*	17,928	919,527
FLIR Systems, Inc.	87,638	4,741,216
Fluidigm Corp.*	45,863	565,032
Foot Locker, Inc.(a)	28,129	1,179,168
Fortinet, Inc.*	79,156	6,081,555
Fox Factory Holding Corp.*	8,185	675,344
Freshpet, Inc.*	20,624	938,598
FTI Consulting, Inc.*	15,545	1,303,293
Gaming & Leisure Properties, Inc., REIT	50,252	1,958,823
General Electric Co.	1,508,035	15,834,367
General Motors Co.	55,703	2,146,237
Genomic Health, Inc.*	16,090	935,955
Gilead Sciences, Inc.	33,735	2,279,137
Global Blood Therapeutics, Inc.*	4,754	250,060
Globus Medical, Inc. (Class A Stock)*	7,145	302,234
Glu Mobile, Inc.*	235,354	1,689,842
Goldman Sachs Group, Inc. (The)	36,850	7,539,510
Graphic Packaging Holding Co.	52,816	738,368
Gray Television, Inc.*	184,402	3,022,349
Green Dot Corp. (Class A Stock)*	5,183	253,449
H&R Block, Inc.	16,555	485,062
Haemonetics Corp.*	9,945	1,196,781
Halozyme Therapeutics, Inc.*	49,600	852,128
HD Supply Holdings, Inc.*(a)	9,772	393,616

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
HealthEquity, Inc.*	10,507	$687,158
HEICO Corp. (Class A Stock)	36,306	3,752,951
Heidrick & Struggles International, Inc.	25,320	758,840
Henry Schein, Inc.*(a)	57,314	4,006,249
Herman Miller, Inc.	22,250	994,575
Hertz Global Holdings, Inc.*(a)	38,739	618,274
Hewlett Packard Enterprise Co.	94,534	1,413,283
Hexcel Corp.	99,080	8,013,590
HFF, Inc. (Class A Stock)	18,300	832,284
Hill-Rom Holdings, Inc.	36,714	3,841,019
Home Depot, Inc. (The)	26,283	5,466,076
Horizon Therapeutics PLC*	110,855	2,667,171
Hospitality Properties Trust, REIT	13,880	347,000
HP, Inc.	80,304	1,669,520
Humana, Inc.	18,520	4,913,356
Huntington Ingalls Industries, Inc.	3,317	745,463
Huntsman Corp.	9,339	190,889
Hyatt Hotels Corp. (Class A Stock)	3,340	254,274
IAA, Inc.*	14,841	575,534
IBERIABANK Corp.	2,900	219,965
ICF International, Inc.	10,542	767,458
Industrial Logistics Properties Trust, REIT	39,700	826,554
Ingersoll-Rand PLC	65,702	8,322,472
Ingevity Corp.*	10,999	1,156,765
Inphi Corp.*	14,004	701,600
Insperity, Inc.	13,175	1,609,195
Integer Holdings Corp.*	28,706	2,409,008
Intel Corp.	424,948	20,342,261
Intellia Therapeutics, Inc.*(a)	16,123	263,934
Interactive Brokers Group, Inc. (Class A Stock)	7,005	379,671
International Business Machines Corp.	10,917	1,505,454
IntriCon Corp.*	4,337	101,312
Intuit, Inc.	5,326	1,391,844
Intuitive Surgical, Inc.*(a)	8,980	4,710,459
Invesco Mortgage Capital, Inc., REIT	145,291	2,342,091
Invitae Corp.*	58,459	1,373,787
Iovance Biotherapeutics, Inc.*	13,326	326,754
J.M. Smucker Co. (The)(a)	7,258	836,049
Jefferies Financial Group, Inc.	16,396	315,295
Johnson & Johnson	191,049	26,609,305
Jones Lang LaSalle, Inc.(a)	1,709	240,439
JPMorgan Chase & Co.	288,223	32,223,331
Juniper Networks, Inc.(a)	40,655	1,082,643
Kansas City Southern	6,352	773,801
KAR Auction Services, Inc.	14,841	371,025
Kemper Corp.	5,840	503,934
Keurig Dr. Pepper, Inc.(a)	15,065	435,379
Keysight Technologies, Inc.*	51,212	4,599,350
KLA-Tencor Corp.(a)	11,233	1,327,741
Kohl’s Corp.(a)	28,948	1,376,477
Kraft Heinz Co. (The)	9,975	309,624
Kratos Defense & Security Solutions, Inc.*(a)	49,043	1,122,594
Kroger Co. (The)	228,676	4,964,556

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Laboratory Corp. of America Holdings*	34,297	$5,929,951
Ladder Capital Corp., REIT	16,021	266,109
Lam Research Corp.	29,654	5,570,207
Lear Corp.	35,107	4,889,352
Leidos Holdings, Inc.	71,121	5,679,012
LendingTree, Inc.(a)*	2,092	878,703
Lennar Corp. (Class B Stock)	14,495	558,202
LHC Group, Inc.*	10,367	1,239,686
Life Storage, Inc., REIT	7,739	735,824
Live Nation Entertainment, Inc.*(a)	62,835	4,162,819
LivePerson, Inc.*	28,962	812,094
LiveRamp Holdings, Inc.*	21,863	1,059,918
Loews Corp.	25,785	1,409,666
Louisiana-Pacific Corp.	25,839	677,499
LyondellBasell Industries NV (Class A Stock)	54,804	4,720,269
Macy’s, Inc.(a)	177,517	3,809,515
Malibu Boats, Inc. (Class A Stock)*	26,478	1,028,670
ManTech International Corp. (Class A Stock)	36,644	2,413,007
Marathon Petroleum Corp.	32,806	1,833,199
MarineMax, Inc.*	8,681	142,716
Masimo Corp.*	10,925	1,625,859
Mastercard, Inc. (Class A Stock)	102,655	27,155,327
MasterCraft Boat Holdings, Inc.*	33,870	663,513
MAXIMUS, Inc.	12,100	877,734
McGrath RentCorp	3,837	238,470
McKesson Corp.(a)	30,596	4,111,796
MDU Resources Group, Inc.	15,476	399,281
Medifast, Inc.(a)	4,140	531,162
Medpace Holdings, Inc.*	25,011	1,636,220
Medtronic PLC	131,591	12,815,647
Meet Group, Inc. (The)*	132,626	461,538
Merck & Co., Inc.	321,082	26,922,726
Merit Medical Systems, Inc.*	22,896	1,363,686
Methode Electronics, Inc.	27,000	771,390
MetLife, Inc.	174,916	8,688,078
MFA Financial, Inc., REIT	98,927	710,296
MGIC Investment Corp.*	74,100	973,674
Micron Technology, Inc.*	28,557	1,102,015
Microsoft Corp.	623,879	83,574,831
MKS Instruments, Inc.(a)	55,543	4,326,244
Model N, Inc.*	35,540	693,030
Molson Coors Brewing Co. (Class B Stock)	37,433	2,096,248
Mondelez International, Inc. (Class A Stock)	183,840	9,908,976
Monmouth Real Estate Investment Corp., REIT	3,675	49,796
Moog, Inc. (Class A Stock)	9,700	908,017
Morgan Stanley	148,871	6,522,039
Motorola Solutions, Inc.	70,249	11,712,616
MSA Safety, Inc.	6,255	659,214
MSC Industrial Direct Co., Inc. (Class A Stock)	5,673	421,277
Myriad Genetics, Inc.*	1,541	42,809
NanoString Technologies, Inc.*	24,866	754,683
Napco Security Technologies, Inc.*(a)	23,352	693,087

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Natera, Inc.*	48,489	$1,337,327
National Fuel Gas Co.(a)	25,922	1,367,386
National Storage Affiliates Trust, REIT	10,856	314,173
Navigant Consulting, Inc.	2,429	56,329
NeoGenomics, Inc.*(a)	49,509	1,086,227
Netflix, Inc.*	22,348	8,208,867
New Residential Investment Corp., REIT(a)	231,629	3,564,770
New York Mortgage Trust, Inc., REIT	29,048	180,098
Newmark Group, Inc. (Class A Stock)	155,621	1,397,474
Nexstar Media Group, Inc. (Class A Stock)(a)	12,255	1,237,755
NextEra Energy, Inc.	14,433	2,956,744
Northrop Grumman Corp.	6,402	2,068,550
NorthWestern Corp.	7,171	517,388
Novanta, Inc.*	10,100	952,430
Novocure Ltd.*(a)	13,945	881,742
Nucor Corp.	24,104	1,328,130
NVIDIA Corp.	12,406	2,037,437
Occidental Petroleum Corp.	32,819	1,650,139
Office Depot, Inc.	790,269	1,627,954
Okta, Inc.*(a)	17,435	2,153,397
Old Republic International Corp.	122,309	2,737,275
Ollie’s Bargain Outlet Holdings, Inc.	5,531	481,805
Omnicell, Inc.*	13,917	1,197,280
ON Semiconductor Corp.*	216,763	4,380,780
OneMain Holdings, Inc.	57,038	1,928,455
Oracle Corp.	46,288	2,637,027
O’Reilly Automotive, Inc.*	21,662	8,000,210
Outfront Media, Inc., REIT	35,200	907,808
PACCAR, Inc.	124,049	8,889,351
Park-Ohio Holdings Corp.	9,585	312,375
Patterson Cos., Inc.(a)	34,236	784,004
Paycom Software, Inc.*	12,085	2,739,911
PayPal Holdings, Inc.*	129,464	14,818,449
Pebblebrook Hotel Trust, REIT(a)	12,289	346,314
PepsiCo, Inc.	25,726	3,373,450
Performance Food Group Co.*	21,876	875,696
PerkinElmer, Inc.	19,784	1,905,991
Pfizer, Inc.	411,519	17,827,003
Photronics, Inc.*	53,231	436,494
Plains GP Holdings LP (Class A Stock)*	20,900	521,873
PlayAGS, Inc.*	26,516	515,736
Pluralsight, Inc. (Class A Stock)*	26,263	796,294
PNM Resources, Inc.	26,558	1,352,068
Portland General Electric Co.	84,466	4,575,523
PPL Corp.	84,684	2,626,051
PRA Health Sciences, Inc.*	10,880	1,078,752
Principal Financial Group, Inc.(a)	21,536	1,247,365
Procter & Gamble Co. (The)	146,087	16,018,440
Progressive Corp. (The)	135,730	10,848,899
Prologis, Inc., REIT	92,305	7,393,630
Prospect Capital Corp.	185,324	1,210,166
PTC Therapeutics, Inc.*	7,491	337,095

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Public Service Enterprise Group, Inc.	21,789	$1,281,629
Pure Storage, Inc. (Class A Stock)*	27,880	425,728
PVH Corp.	7,645	723,523
Quanterix Corp.*	29,626	1,001,063
Quest Diagnostics, Inc.	12,625	1,285,351
QuinStreet, Inc.*	69,384	1,099,736
R1 RCM, Inc.*	200,196	2,518,466
Radian Group, Inc.	49,000	1,119,650
Rapid7, Inc.*	15,194	878,821
RealPage, Inc.*	9,216	542,362
Realty Income Corp., REIT	40,417	2,787,560
Regal Beloit Corp.	5,058	413,289
Regeneron Pharmaceuticals, Inc.*	7,796	2,440,148
REGENXBIO, Inc.*	7,038	361,542
Regions Financial Corp.	75,367	1,125,983
Reliance Steel & Aluminum Co.	46,687	4,417,524
Rosetta Stone, Inc.*	43,786	1,001,824
Ross Stores, Inc.	19,780	1,960,594
Royal Caribbean Cruises Ltd.	9,245	1,120,586
RPT Realty, REIT(a)	20,731	251,052
RTI Surgical Holdings, Inc.*	84,350	358,488
Rudolph Technologies, Inc.*	4,789	132,320
Rush Enterprises, Inc. (Class B Stock)	7,765	286,606
Ryder System, Inc.	9,249	539,217
Ryman Hospitality Properties, Inc., REIT	4,495	364,500
S&P Global, Inc.	3,167	721,411
salesforce.com, Inc.*	6,445	977,900
Sanderson Farms, Inc.	5,800	792,048
Sanmina Corp.*	25,900	784,252
Santander Consumer USA Holdings, Inc.	75,190	1,801,552
Sarepta Therapeutics, Inc.*(a)	47,715	7,250,294
Schweitzer-Mauduit International, Inc.	4,063	134,810
Science Applications International Corp.	7,983	691,008
Semtech Corp.*	17,933	861,681
Senior Housing Properties Trust, REIT	144,199	1,192,526
ServiceNow, Inc.*	9,860	2,707,260
Silgan Holdings, Inc.	69,439	2,124,833
Simply Good Foods Co. (The)*	39,373	948,102
Simpson Manufacturing Co., Inc.	12,785	849,691
SkyWest, Inc.	9,572	580,733
Sonoco Products Co.	27,687	1,809,069
Southwest Gas Holdings, Inc.	10,100	905,162
SpartanNash Co.	2,936	34,263
Spirit Airlines, Inc.*	77,797	3,713,251
Spirit Realty Capital, Inc., REIT(a)	11,446	488,303
SPS Commerce, Inc.*	30,304	3,097,372
SPX Corp.*	22,500	742,950
Square, Inc. (Class A Stock)*(a)	34,910	2,532,022
SS&C Technologies Holdings, Inc.	44,563	2,567,274
STAAR Surgical Co.*	14,431	423,983
Steel Dynamics, Inc.	153,329	4,630,536

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Stepan Co.	11,492	$1,056,230
STERIS PLC	34,369	5,116,857
Stoneridge, Inc.*	4,695	148,127
STORE Capital Corp., REIT	147,673	4,901,267
Strategic Education, Inc.	4,809	856,002
Stryker Corp.	27,493	5,652,011
SVB Financial Group*	17,900	4,020,161
SYNNEX Corp.	8,900	875,760
Synopsys, Inc.*	44,171	5,684,366
Synovus Financial Corp.	18,982	664,370
Sysco Corp.	8,695	614,910
T. Rowe Price Group, Inc.	13,843	1,518,716
Tabula Rasa HealthCare, Inc.*(a)	12,480	623,126
Tailored Brands, Inc.(a)	8,200	47,314
Take-Two Interactive Software, Inc.*(a)	8,513	966,481
Tandem Diabetes Care, Inc.	13,728	885,731
Target Corp.(a)	103,434	8,958,419
Taylor Morrison Home Corp. (Class A Stock)*	41,500	869,840
TE Connectivity Ltd.	48,848	4,678,661
TechTarget, Inc.*	28,856	613,190
Teladoc Health, Inc.*(a)	19,870	1,319,567
Telephone & Data Systems, Inc.	118,799	3,611,490
Tetra Tech, Inc.	16,030	1,259,157
Texas Instruments, Inc.	28,223	3,238,871
Thermo Fisher Scientific, Inc.	55,817	16,392,337
Timken Co. (The)	76,124	3,908,206
TJX Cos., Inc. (The)	114,336	6,046,088
T-Mobile US, Inc.*	17,317	1,283,882
Torchmark Corp.	1,615	144,478
Toro Co. (The)(a)	37,391	2,501,458
Total System Services, Inc.	24,296	3,116,448
TPI Composites, Inc.*	18,883	466,788
Trimble, Inc.*	111,585	5,033,599
Trinseo SA	12,945	548,091
Turning Point Brands, Inc.	7,745	379,350
Twilio, Inc. (Class A Stock)*(a)	15,335	2,090,927
Two Harbors Investment Corp., REIT	48,999	620,817
Tyson Foods, Inc. (Class A Stock)	179,922	14,526,902
U.S. Bancorp	87,899	4,605,908
Umpqua Holdings Corp.	35,203	584,018
Union Pacific Corp.	23,303	3,940,770
United Continental Holdings, Inc.*	44,953	3,935,635
United Rentals, Inc.*	2,359	312,874
United States Cellular Corp.*(a)	43,833	1,958,020
UnitedHealth Group, Inc.	79,688	19,444,669
Universal Health Services, Inc. (Class B Stock)	3,093	403,296
Universal Insurance Holdings, Inc.	11,355	316,805
Universal Logistics Holdings, Inc.	17,240	387,383
Upwork, Inc.*(a)	47,679	766,678
Utah Medical Products, Inc.	2,935	280,880
Valero Energy Corp.	105,212	9,007,199
Veracyte, Inc.*	37,328	1,064,221
Vericel Corp.*	51,447	971,834
Verint Systems, Inc.*(a)	65,945	3,546,522
Verizon Communications, Inc.	318,464	18,193,848

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Verso Corp. (Class A Stock)*	50,117	$954,729
ViewRay, Inc.*(a)	60,425	532,344
Visa, Inc. (Class A Stock)(a)	39,789	6,905,381
Vishay Intertechnology, Inc.	212,070	3,503,396
VMware, Inc. (Class A Stock)	24,096	4,029,092
Vonage Holdings Corp.*	45,038	510,281
W.W. Grainger, Inc.	1,496	401,272
Walgreens Boots Alliance, Inc.(a)	64,271	3,513,696
Walmart, Inc.	31,280	3,456,127
Walt Disney Co. (The)	110,021	15,363,332
Waste Management, Inc.	45,761	5,279,447
WEC Energy Group, Inc.	22,430	1,869,989
Wells Fargo & Co.	225,025	10,648,183
Westlake Chemical Corp.	9,670	671,678
Williams-Sonoma, Inc.(a)	5,000	325,000
World Acceptance Corp.*	518	85,009
World Wrestling Entertainment, Inc. (Class A Stock)(a)	6,267	452,540
Xenia Hotels & Resorts, Inc., REIT(a)	10,147	211,565
Xilinx, Inc.	35,323	4,165,288
Xperi Corp.	30,658	631,248
YETI Holdings, Inc.*(a)	38,553	1,116,109
Yext, Inc.*(a)	24,856	499,357
Yum! Brands, Inc.	66,185	7,324,694
Zebra Technologies Corp. (Class A Stock)*	29,470	6,173,670
Zix Corp.*	67,392	612,593
Zoetis, Inc.	12,481	1,416,469
Zynga, Inc. (Class A Stock)*	1,110,814	6,809,290

		1,800,200,451

TOTAL COMMON STOCKS (cost $2,558,201,073)		2,890,995,224

PREFERRED STOCKS — 0.2%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (PRFC) (Class B Stock)	73,100	456,120
Cia de Saneamento do Parana (PRFC)	106,400	411,197
Cia Ferro Ligas da Bahia – FERBASA (PRFC)	28,800	164,402
Cia Paranaense de Energia (PRFC)	54,800	697,282
Petroleo Brasileiro SA (PRFC), ADR	98,290	1,395,718
Telefonica Brasil SA (PRFC)	88,600	1,155,737

		4,280,456

Colombia — 0.0%
Banco Davivienda SA (PRFC)	57,849	728,716

Germany — 0.0%
Jungheinrich AG (PRFC)	39,200	1,210,885

South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)	43,785	1,448,756

TOTAL PREFERRED STOCKS (cost $5,571,892)		7,668,813

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Units	Value

RIGHTS* — 0.0%
China — 0.0%
Zhengqi Financial Holdings Corp.^	7,115	$—
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 07/08/19	65,925	103,450
Repsol SA, expiring 07/08/19(a)	360,150	199,767

		303,217

United States — 0.0%
Hertz Global Holdings, Inc., expiring 07/12/19(a)	38,739	75,541

TOTAL RIGHTS (cost $312,370)		378,758

WARRANTS* — 0.0%
Malaysia
Sunway Bhd, expiring 10/03/24 (cost $0)	60,903	5,527

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.0%
Cayman Islands — 0.2%
Dryden 68 CLO Ltd.,
Series 2019-68A, Class A, 144A, 3 Month LIBOR + 1.310%
3.651%(c)	07/15/32	5,100	5,099,995
Octagon Investment Partners 30 Ltd.,
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	03/17/30	2,500	2,523,939

			7,623,934

United States — 2.8%
Ally Auto Receivables Trust,
Series 2018-03, Class A3
3.000%	01/17/23	2,356	2,378,164
Series 2019-01, Class A3
2.910%	09/15/23	2,550	2,597,099
American Express Credit Account Master Trust,
Series 2017-05, Class A, 1 Month LIBOR + 0.380%
2.774%(c)	02/18/25	3,975	3,978,526
Series 2018-03, Class A, 1 Month LIBOR + 0.320%
2.714%(c)	10/15/25	3,100	3,098,888
Series 2018-05, Class A, 1 Month LIBOR + 0.340%
2.734%(c)	12/15/25	2,500	2,498,498
BA Credit Card Trust,
Series 2018-A03, Class A3
3.100%	12/15/23	5,182	5,293,782
BMW Vehicle Owner Trust,
Series 2018-A, Class A4
2.510%	06/25/24	1,618	1,630,335
Citibank Credit Card Issuance Trust,
Series 2017-A07, Class A7, 1 Month LIBOR + 0.370%
2.782%(c)	08/08/24	4,000	4,009,190
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330%
2.713%(c)	01/20/25	5,745	5,740,943

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	2,760	$2,792,889
Ford Credit Auto Owner Trust,
Series 2018-A, Class A3
3.030%	11/15/22	3,560	3,599,203
Series 2018-A, Class A4
3.160%	10/15/23	4,184	4,291,198
Honda Auto Receivables Owner Trust,
Series 2018-03, Class A4
3.070%	11/21/24	1,190	1,214,565
Series 2019-01, Class A3
2.830%	03/20/23	5,520	5,599,373
Hyundai Auto Receivables Trust,
Series 2019-A, Class A3
2.660%	06/15/23	8,300	8,387,503
John Deere Owner Trust,
Series 2018-B, Class A4
3.230%	06/16/25	890	911,579
Series 2019-A, Class A4
3.000%	01/15/26	1,500	1,534,486
Nissan Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.900%	10/16/23	8,245	8,391,246
Starwood Waypoint Homes Trust,
Series 2017-01, Class A, 144A, 1 Month LIBOR + 0.950%
3.344%(c)	01/17/35	4,323	4,320,126
Toyota Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.910%	07/17/23	4,245	4,308,438
United States Small Business Administration,
Series 2018-20A, Class 1
2.920%	01/01/38	477	493,270
Series 2018-20E, Class 1
3.500%	05/01/38	6,394	6,801,370
Series 2018-20F, Class 1
3.600%	06/01/38	902	967,478
Series 2018-20G, Class 1
3.540%	07/01/38	962	1,025,974
Series 2018-20H, Class 1
3.580%	08/01/38	7,507	8,038,469
Series 2018-20I, Class 1
3.530%	09/01/38	3,540	3,779,874
Series 2018-20J, Class 1
3.770%	10/01/38	1,667	1,802,417
Series 2018-20K, Class 1
3.870%	11/01/38	1,606	1,749,260
Series 2018-20L, Class 1
3.540%	12/01/38	6,955	7,437,569
Series 2019-20A, Class 1
3.370%	01/01/39	7,020	7,415,894
Series 2019-20B, Class 1
3.260%	02/01/39	3,432	3,616,032
Series 2019-20C, Class 1
3.200%	03/01/39	1,151	1,205,724

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Verizon Owner Trust,
Series 2018-01A, Class A1B, 144A, 1 Month LIBOR + 0.260%
2.643%(c)	09/20/22		11,820	$11,814,174
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 144A, 1 Month LIBOR + 0.520%
2.914%(c)	07/17/23		7,205	7,230,269

				139,953,805

TOTAL ASSET-BACKED SECURITIES (cost $145,162,168)				147,577,739

CORPORATE BONDS — 7.9%
Australia — 0.1%
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40		1,400	1,746,380
Westpac Banking Corp.,
Sr. Unsec’d. Notes
3.400%	01/25/28	(a)	2,500	2,645,030

				4,391,410

Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46		800	890,745

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23		2,600	2,666,846
6.250%	03/17/24		1,000	1,093,800

				3,760,646

Canada — 0.4%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.350%	09/11/22		3,100	3,099,067
Bank of Nova Scotia (The),
Covered Bonds
1.875%	04/26/21		2,242	2,234,273
Sr. Unsec’d. Notes
2.150%	07/14/20		2,400	2,399,368
Royal Bank of Canada,
Covered Bonds
2.300%	03/22/21		3,100	3,115,068
Covered Bonds, 144A
3.350%	10/22/21		2,450	2,519,647
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23		1,500	1,596,332
Toronto-Dominion Bank (The),
Covered Bonds, 144A
2.250%	03/15/21		3,500	3,510,362
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21		1,200	1,191,232
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20		1,300	1,321,716
7.625%	01/15/39		800	1,152,505

				22,139,570

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
China — 0.1%
China Development Bank,
Sr. Unsec’d. Notes, EMTN
2.625%	01/24/22		500	$502,843
2.750%	11/16/22		600	606,515
3.375%	01/24/27		500	514,177
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23		700	747,929
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26		1,800	1,844,021
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, 144A, MTN
3.750%	05/02/23		1,000	1,040,602

				5,256,087

Finland — 0.0%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	05/27/21		2,500	2,495,621

France — 0.1%
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A, MTN
3.250%	09/26/23		1,800	1,883,993
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(ff)	—	(rr)	1,500	1,541,250
Total Capital International SA,
Gtd. Notes
3.455%	02/19/29		1,200	1,277,845

				4,703,088

Germany — 0.3%
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		1,300	1,286,595
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38		550	600,608
FMS Wertmanagement,
Gov’t. Gtd. Notes
1.375%	06/08/21		1,500	1,485,678
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
2.000%	05/02/25		3,900	3,926,651
2.875%	04/03/28		1,900	2,019,555
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes
2.500%	11/15/27		1,500	1,548,789
3.125%	11/14/23		4,000	4,210,916
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26		1,500	1,477,839

				16,556,631

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21		2,500	$2,617,349

Ireland — 0.1%
CRH America Finance, Inc.,
Gtd. Notes, 144A
3.950%	04/04/28		2,500	2,556,003

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.741%	03/07/29		1,200	1,289,952
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.170%	09/11/27		1,500	1,536,445

				2,826,397

Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	(a)	3,600	3,838,061

Mexico — 0.0%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22		300	306,654
Petroleos Mexicanos,
Gtd. Notes
4.500%	01/23/26		1,000	918,180

				1,224,834

Netherlands — 0.2%
BNG Bank NV,
Sr. Unsec’d. Notes, 144A, MTN
3.125%	11/08/21		2,450	2,518,290
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22		1,900	1,970,892
4.625%	12/01/23		2,000	2,142,434
ING Bank NV,
Covered Bonds, 144A, MTN
2.625%	12/05/22		3,150	3,211,425
ING Groep NV,
Sr. Unsec’d. Notes
4.100%	10/02/23		1,800	1,901,488
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40		145	167,809

				11,912,338

South Korea — 0.0%
Kia Motors Corp.,
Sr. Unsec’d. Notes, 144A
3.500%	10/25/27		1,550	1,530,677

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20		2,350	2,365,870

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Spain (continued)
Banco Santander SA,
Sr. Unsec’d. Notes
4.379%	04/12/28	1,200	$1,277,056

			3,642,926

Supranational Bank — 0.4%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25	3,100	3,136,510
3.125%	09/26/28	1,900	2,063,291
Corp. Andina de Fomento,
Sr. Unsec’d. Notes
2.200%	07/18/20	2,900	2,886,312
European Investment Bank,
Sr. Unsec’d. Notes
1.875%	02/10/25	3,100	3,099,346
3.250%	01/29/24	3,100	3,290,473
Sr. Unsec’d. Notes, MTN
4.875%	02/15/36	1,500	1,970,498
Inter-American Development Bank,
Sr. Unsec’d. Notes
3.125%	09/18/28	1,900	2,063,858
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	2,300	2,317,565

			20,827,853

Switzerland — 0.1%
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	1,045,643
Syngenta Finance NV,
Gtd. Notes, 144A
3.933%	04/23/21	800	814,517
Tyco Electronics Group SA,
Gtd. Notes
3.450%	08/01/24	800	830,664

			2,690,824

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25	700	649,797

United Kingdom — 0.2%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	400	546,418
Barclays PLC,
Sr. Unsec’d. Notes
4.950%	01/10/47	1,200	1,269,985
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
3.625%	05/15/25	2,000	2,125,857
6.375%	05/15/38	600	842,235
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	1,000	1,036,879

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
4.050%	08/16/23		1,800	$1,878,927
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24		1,900	2,036,056

				9,736,357

United States — 5.4%
3M Co.,
Sr. Unsec’d. Notes, MTN
3.250%	02/14/24	(a)	1,200	1,253,593
Alabama Power Co.,
Sr. Unsec’d. Notes
2.800%	04/01/25		2,481	2,493,144
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	(a)	3,575	3,710,037
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		400	379,962
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		1,000	1,013,495
3.750%	07/10/25		1,200	1,256,331
3.900%	04/01/26		800	837,282
4.500%	07/16/44		800	845,665
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21		12,200	12,629,141
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35		400	418,723
4.550%	03/09/49		1,210	1,235,048
4.850%	03/01/39		1,395	1,497,157
6.375%	03/01/41		600	745,628
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26		500	504,786
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		1,200	1,284,326
5.625%	07/01/20		1,400	1,445,332
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		1,000	1,027,399
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20		600	602,387
2.600%	02/07/22		1,900	1,919,168
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		2,170	2,204,739
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
4.700%	06/22/47		1,345	1,123,796

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39		2,403	$2,591,429
Broadcom, Inc.,
Gtd. Notes, 144A
4.250%	04/15/26		1,310	1,329,487
4.750%	04/15/29		2,420	2,484,814
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.050%	04/19/21		3,050	3,090,005
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26		900	879,718
Sr. Unsec’d. Notes, MTN
3.450%	05/15/23	(a)	1,500	1,567,520
CBS Corp.,
Gtd. Notes
3.700%	06/01/28		3,050	3,110,497
4.850%	07/01/42		800	842,075
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		1,727	1,840,557
5.750%	04/01/48		1,200	1,327,226
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		800	842,177
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21		2,300	2,311,831
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, GMTN
2.250%	11/15/22		850	857,133
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25		2,134	2,296,629
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27		800	780,159
4.250%	10/15/30		2,925	3,264,350
6.450%	03/15/37		900	1,219,684
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		600	842,510
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58		1,250	1,394,092
Corestates Capital III,
Ltd. Gtd. Notes, 144A, 3 Month LIBOR + 0.570%
3.088%(c)	02/15/27		3,465	3,187,800
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24		800	837,330
3.950%	05/01/50		500	515,957

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23		400	$418,647
4.100%	03/25/25		1,000	1,054,690
4.875%	07/20/35		1,105	1,156,798
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24		1,800	1,868,163
6.350%	06/01/40		400	469,723
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29		1,200	1,582,944
DTE Energy Co.,
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23		800	837,646
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22		1,000	1,019,348
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46		1,065	1,039,806
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23		5,125	4,910,327
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32		985	1,323,516
Energy Transfer Operating LP,
Gtd. Notes
6.000%	06/15/48		850	970,210
6.500%	02/01/42		1,250	1,477,676
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		250	250,414
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		800	835,431
Gtd. Notes, Series E
5.250%(ff)	08/16/77		1,075	1,027,216
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25		2,000	2,122,921
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		800	811,598
4.250%	06/15/22		1,000	1,047,059
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		1,300	1,303,602
2.709%	03/06/25		500	510,754
FedEx Corp.,
Gtd. Notes
3.400%	02/15/28		1,050	1,081,953
Fifth Third Bancorp,
Jr. Sub. Notes
5.100%(ff)	—	(rr)	1,680	1,663,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
First Maryland Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.850%
3.429%(c)	02/01/27		4,120	$3,790,400
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47		1,050	1,094,527
3.950%	03/01/48		1,000	1,094,430
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		2,800	2,786,707
General Dynamics Corp.,
Gtd. Notes
3.375%	05/15/23		1,200	1,254,177
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—	(a)(rr)	5,940	5,728,892
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.410%(c)	03/15/23		4,016	3,965,896
3.597%(c)	04/15/23		5,647	5,553,946
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		473	534,004
Sub. Notes, MTN
5.300%	02/11/21		859	889,976
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		1,450	1,429,253
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		1,000	1,012,551
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45		400	436,512
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20		300	301,251
5.250%	07/27/21		1,400	1,479,735
6.250%	02/01/41		400	536,333
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		800	815,804
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21		1,800	1,827,509
Huntington Bancshares, Inc.,
Jr. Sub. Notes, Series E
5.700%(ff)	—	(rr)	1,650	1,658,250
Huntington Capital Trust I,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.700%
3.283%(c)	02/01/27		1,690	1,512,550
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46		1,000	1,093,902
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25		1,000	1,248,585

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		280	$344,368
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		3,555	3,817,425
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20		600	598,460
2.650%	06/24/24		1,000	1,012,744
3.050%	01/06/28		150	155,095
Johnson & Johnson,
Sr. Unsec’d. Notes
1.950%	11/10/20		1,500	1,501,296
5.950%	08/15/37		1,000	1,393,553
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
3.526%(c)	01/15/87		13,620	11,159,002
Sr. Unsec’d. Notes
3.300%	04/01/26		1,500	1,550,151
4.250%	10/15/20		1,800	1,844,435
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21		1,800	1,834,365
3.400%	11/15/27		550	560,094
4.500%	04/01/46		800	806,588
KeyCorp,
Jr. Sub. Notes, Series D
5.000%(ff)	—	(rr)	4,295	4,310,032
Sr. Unsec’d. Notes, MTN
4.100%	04/30/28		2,000	2,176,643
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		800	851,530
Kinder Morgan, Inc.,
Gtd. Notes
3.150%	01/15/23		2,000	2,034,470
Kroger Co. (The),
Sr. Unsec’d. Notes
3.700%	08/01/27		500	515,312
4.650%	01/15/48	(a)	1,200	1,206,720
L3 Technologies, Inc.,
Gtd. Notes
3.850%	12/15/26		1,255	1,313,682
3.950%	05/28/24		3,308	3,444,123
Lincoln National Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.358%
4.883%(c)	05/17/66		3,320	2,714,100
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		800	854,261
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	(a)	800	825,149
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45		800	883,725

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29		550	$585,412
MetLife, Inc.,
Jr. Sub. Notes, 144A
9.250%	04/08/68		870	1,218,000
Sr. Unsec’d. Notes
3.000%	03/01/25		1,500	1,547,470
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27	(a)	800	850,063
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.500%	07/28/21		2,900	3,081,143
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.500%	09/24/25		1,000	1,061,819
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69		2,410	2,658,266
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.800%(ff)	12/01/77		1,820	1,710,800
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		1,330	1,375,728
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46		800	911,626
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.080%	10/15/20		2,650	2,646,144
2.930%	01/15/25		1,055	1,074,514
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26		1,658	2,118,560
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	(a)	1,000	988,525
Oracle Corp.,
Sr. Unsec’d. Notes
2.625%	02/15/23		850	862,907
3.250%	05/15/30		1,000	1,053,233
4.000%	07/15/46		1,000	1,072,123
6.125%	07/08/39		2,000	2,741,706
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21		2,000	1,978,454
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		575	575,650
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20		300	304,114

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.750%	06/03/26	2,000	$2,028,071
3.600%	09/15/28	400	426,150
4.000%	03/15/49	750	817,650
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	500	495,775
Phillips 66,
Gtd. Notes
4.875%	11/15/44	800	896,791
PPL Electric Utilities Corp.,
First Mortgage
4.150%	06/15/48	350	385,638
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	10/23/20	300	299,855
2.450%	11/03/26	800	801,879
Prologis LP,
Gtd. Notes
3.750%	11/01/25	800	855,190
San Diego Gas & Electric Co.,
First Mortgage
3.600%	09/01/23	2,215	2,300,227
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24	3,215	3,324,160
4.050%	12/01/23	1,900	2,000,583
State Street Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 1.000%
3.410%(c)	06/01/77	8,785	6,676,600
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46	500	512,864
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47	850	909,367
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	317,698
6.550%	05/01/37	618	714,037
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	966	1,237,612
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	800	1,043,534
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	800	1,101,585
TWDC Enterprises 18 Corp.,
Gtd. Notes, GMTN
2.150%	09/17/20	800	800,228
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45	300	313,618

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29	1,050	$1,136,878
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
6.000%	05/15/37	400	513,549
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	575	590,395
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	1,500	1,801,322
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	300	308,167
Walmart, Inc.,
Sr. Unsec’d. Notes
3.125%	06/23/21	1,600	1,634,912
Walt Disney Co. (The),
Gtd. Notes, 144A
3.000%	09/15/22	3,337	3,417,746
6.200%	12/15/34	400	542,341
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	1,200	1,289,042
Sub. Notes, MTN
4.650%	11/04/44	600	667,728
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86	2,380	2,804,730
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46	800	763,209
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	600	651,761

			267,173,423

TOTAL CORPORATE BONDS (cost $380,704,644)			391,420,637

SOVEREIGN BONDS — 6.3%
Argentina — 0.9%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/11/23	2,550	2,040,025
5.625%	01/26/22	8,700	7,334,187
6.625%	07/06/28	5,100	3,934,701
6.875%	04/22/21	9,700	8,511,750
6.875%	01/26/27	6,600	5,289,966
7.125%	07/06/36	6,000	4,638,060
7.125%	06/28/17	1,000	747,510
7.500%	04/22/26	9,300	7,853,850
7.625%	04/22/46	2,000	1,585,000

			41,935,049

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond,
Sr. Unsec’d. Notes, 144A
3.500%	09/01/32	3,200	$3,015,155
4.750%	03/18/24	4,100	4,309,182

			7,324,337

Brazil — 0.3%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28	3,000	3,147,000
5.000%	01/27/45	1,100	1,087,361
5.625%	01/07/41	2,200	2,357,872
5.625%	02/21/47	600	639,150
6.000%	04/07/26	3,000	3,454,500
8.250%	01/20/34	3,000	4,001,280

			14,687,163

Canada — 0.2%
Province of Alberta,
Sr. Unsec’d. Notes
3.300%	03/15/28	2,500	2,673,483
Province of Quebec,
Sr. Unsec’d. Notes
2.375%	01/31/22	2,300	2,326,259
2.875%	10/16/24	2,700	2,814,102

			7,813,844

Chile — 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.125%	01/21/26	500	520,750
3.240%	02/06/28	800	839,008
3.500%	01/25/50	1,040	1,059,760
3.625%	10/30/42	1,100	1,149,500
3.860%	06/21/47	1,000	1,079,010

			4,648,028

China — 0.0%
China Government International Bond,
Sr. Unsec’d. Notes
2.625%	11/02/27	200	202,616
4.000%	10/19/48	350	392,730
Export-Import Bank of China (The),
Sr. Unsec’d. Notes
2.625%	03/14/22	300	301,355
Sr. Unsec’d. Notes, EMTN
3.250%	11/28/27	700	715,718

			1,612,419

Colombia — 0.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27	2,000	2,086,000
5.200%	05/15/49	400	453,504
5.625%	02/26/44	4,500	5,321,250
6.125%	01/18/41	800	990,008
7.375%	09/18/37	3,700	5,032,037
8.125%	05/21/24	4,200	5,166,000

			19,048,799

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Croatia — 0.1%
Croatia Government International Bond,
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24		400	$458,547
6.375%	03/24/21		3,200	3,396,301

				3,854,848

Ghana — 0.0%
Ghana Government International Bond,
Bank Gtd. Notes, 144A
10.750%	10/14/30		500	631,710
Sr. Unsec’d. Notes, 144A
7.875%	03/26/27		400	420,840
8.125%	03/26/32		300	304,565

				1,357,115

Hungary — 0.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.375%	03/25/24		2,500	2,818,250
5.750%	11/22/23		2,000	2,266,236
7.625%	03/29/41	(a)	3,000	4,810,800

				9,895,286

Indonesia — 0.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.400%	09/18/29		2,000	2,009,544
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38		2,000	2,891,866
8.500%	10/12/35		3,000	4,518,051
Sr. Unsec’d. Notes, 144A, MTN
3.850%	07/18/27		3,600	3,718,742
4.125%	01/15/25		3,100	3,256,652
4.750%	01/08/26		2,200	2,393,574
5.950%	01/08/46		1,100	1,376,767
6.750%	01/15/44		6,300	8,610,940

				28,776,136

Japan — 0.0%
Japan Bank for International Cooperation,
Gov’t. Gtd. Notes
2.125%	07/21/20		1,200	1,200,240

Kazakhstan — 0.1%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		2,000	2,766,648

Mexico — 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.350%	01/15/47		2,300	2,279,898
4.600%	02/10/48		2,750	2,832,527
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		1,800	1,966,518
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22		3,000	3,070,530
4.125%	01/21/26		4,600	4,818,500

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Mexico (continued)
6.050%	01/11/40	9,150	$10,920,525
6.750%	09/27/34	4,800	6,114,000

			32,002,498

Morocco — 0.0%
Morocco Government International Bond,
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	1,500	1,565,625
5.500%	12/11/42	300	340,840

			1,906,465

Norway — 0.1%
Kommunalbanken A/S,
Sr. Unsec’d. Notes, 144A, MTN
3.125%	10/18/21	3,360	3,453,298

Panama — 0.2%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.750%	04/17/26	700	723,457
4.500%	04/16/50	2,200	2,466,772
8.875%	09/30/27	2,700	3,823,902
9.375%	04/01/29	2,600	3,896,776

			10,910,907

Paraguay — 0.1%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
4.625%	01/25/23	1,350	1,417,513
5.000%	04/15/26	2,500	2,731,275
6.100%	08/11/44	2,500	2,975,025

			7,123,813

Peru — 0.1%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
5.625%	11/18/50	700	964,257
7.350%	07/21/25	300	382,950
8.750%	11/21/33	3,500	5,652,500

			6,999,707

Philippines — 0.4%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40	4,800	5,351,687
5.500%	03/30/26	3,400	4,005,518
6.375%	10/23/34	2,600	3,621,959
9.500%	02/02/30	3,300	5,272,967

			18,252,131

Poland — 0.1%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes
3.000%	03/17/23	1,800	1,848,600
3.250%	04/06/26	1,200	1,268,400
4.000%	01/22/24	2,500	2,689,925

			5,806,925

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Romania — 0.1%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A
5.125%	06/15/48		200	$223,320
Sr. Unsec’d. Notes, 144A, MTN
4.375%	08/22/23		2,500	2,648,750
6.125%	01/22/44	(a)	1,200	1,521,497

				4,393,567

Serbia — 0.0%
Serbia International Bond,
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21		700	766,858

South Africa — 0.2%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/27/27		3,500	3,605,000
5.875%	05/30/22		2,400	2,570,760
5.875%	09/16/25		2,000	2,190,476
6.250%	03/08/41		3,200	3,550,861

				11,917,097

South Korea — 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
2.500%	11/01/20		1,700	1,704,761
3.625%	11/27/23		800	840,215

				2,544,976

Sri Lanka — 0.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	04/18/23		5,000	4,957,823
6.200%	05/11/27		2,200	2,084,533
6.250%	07/27/21		1,000	1,012,624
6.350%	06/28/24		800	798,400
6.825%	07/18/26		600	597,888
6.850%	03/14/24		1,400	1,430,210
7.550%	03/28/30		800	801,729
7.850%	03/14/29		400	412,433

				12,095,640

Sweden — 0.2%
Kommuninvest I Sverige AB,
Gov’t. Gtd. Notes, 144A
2.750%	10/22/20		3,100	3,130,243
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, GMTN
3.125%	11/08/21		2,450	2,518,094
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21		4,850	4,936,003

				10,584,340

Turkey — 0.5%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.875%	10/09/26		4,500	4,027,500
5.625%	03/30/21		3,400	3,447,512
5.750%	05/11/47		4,000	3,350,352

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Turkey (continued)
6.000%	01/14/41		5,000	$4,312,500
6.250%	09/26/22		2,000	2,013,896
6.875%	03/17/36		3,000	2,872,338
7.250%	12/23/23	(a)	2,500	2,582,825
7.625%	04/26/29		3,200	3,276,800

				25,883,723

Uruguay — 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		1,000	1,082,000
4.500%	08/14/24		800	853,008
4.975%	04/20/55		850	938,196
5.100%	06/18/50		2,900	3,258,904
7.625%	03/21/36		3,700	5,272,537

				11,404,645

Vietnam — 0.0%
Vietnam Government International Bond,
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		600	638,380

TOTAL SOVEREIGN BONDS (cost $304,757,819)				311,604,882

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27		833	841,265
2.500%	11/01/27		2,025	2,043,905
2.500%	02/01/32		3,046	3,071,100
3.000%	04/01/31		585	598,029
3.000%	11/01/31		1,215	1,244,402
3.000%	01/01/32		1,396	1,427,840
3.000%	04/01/33		2,556	2,608,915
3.000%	03/01/42		8,333	8,481,739
3.000%	03/01/45		1,192	1,210,533
3.000%	09/01/46		1,673	1,702,420
3.000%	10/01/48		3,915	3,953,346
3.500%	12/01/30		1,961	2,024,823
3.500%	04/01/33		3,735	3,863,188
3.500%	02/01/44		3,340	3,499,120
3.500%	07/01/46		6,994	7,295,222
3.500%	08/01/46		1,258	1,297,649
3.500%	09/01/46		661	685,108
3.500%	05/01/47		971	999,815
4.000%	05/01/44		1,445	1,523,559
4.000%	05/01/44		3,186	3,361,786
4.000%	08/01/44		2,892	3,082,404
4.000%	10/01/45		1,329	1,401,233
4.000%	01/01/47		1,426	1,510,251
4.000%	05/01/47		1,133	1,183,335
4.500%	12/01/45		1,565	1,666,155
4.500%	03/01/47		2,215	2,333,229
5.000%	08/01/48		3,537	3,759,797
5.000%	10/01/48		375	397,990
Federal National Mortgage Assoc.
2.500%	10/01/27		331	333,958
2.500%	06/01/28		1,072	1,080,003

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	06/01/30	1,072	$1,080,283
3.000%	TBA	1,800	1,835,384
3.000%	TBA	12,045	12,147,806
3.000%	08/01/28	410	420,731
3.000%	11/01/31	1,711	1,749,213
3.000%	04/01/32	1,421	1,453,336
3.000%	07/01/33	2,660	2,713,139
3.000%	12/01/41	12,272	12,483,096
3.000%	11/01/42	3,617	3,679,175
3.000%	05/01/43	1,609	1,636,269
3.500%	TBA	6,555	6,766,023
3.500%	10/01/30	480	497,032
3.500%	11/01/31	1,183	1,225,014
3.500%	06/01/42	3,001	3,116,213
3.500%	07/01/42	414	429,692
3.500%	10/01/43	1,845	1,915,492
3.500%	09/01/45	1,943	2,009,535
3.500%	10/01/45	6,657	6,931,740
3.500%	12/01/46	2,366	2,468,365
3.500%	01/01/47	810	842,615
3.500%	04/01/47	2,083	2,157,471
3.500%	04/01/47	4,054	4,217,446
3.500%	03/01/48	15,813	16,453,002
3.500%	04/01/48	2,677	2,756,440
4.000%	TBA	11,300	11,678,947
4.000%	11/01/44	2,344	2,496,663
4.000%	02/01/45	3,367	3,566,806
4.000%	11/01/45	574	603,997
4.000%	07/01/46	2,439	2,581,461
4.000%	01/01/47	2,106	2,200,694
4.000%	04/01/47	778	818,942
4.000%	04/01/47	1,198	1,251,043
4.000%	08/01/47	32,923	34,311,617
4.000%	04/01/48	5,333	5,544,565
4.000%	06/01/48	8,698	9,034,416
4.500%	11/01/40	459	492,569
4.500%	10/01/45	5,632	6,165,354
4.500%	02/01/46	1,694	1,818,677
4.500%	11/01/47	4,186	4,406,148
4.500%	02/01/48	2,269	2,429,067
4.500%	05/01/48	6,598	6,893,730
4.500%	08/01/48	4,129	4,339,106
4.500%	08/01/48	8,829	9,223,602
4.500%	10/01/48	339	354,086
Government National Mortgage Assoc.
3.000%	05/20/43	2,062	2,110,827
3.000%	11/20/43	2,341	2,396,805
3.000%	04/20/45	2,556	2,617,086
3.000%	02/20/47	3,852	3,942,495
3.500%	TBA	16,000	16,528,125
3.500%	01/20/43	2,393	2,496,971
3.500%	10/20/43	2,089	2,157,610
3.500%	05/20/45	1,296	1,338,917
3.500%	07/20/46	1,914	1,976,728
3.500%	03/20/47	3,926	4,055,295
3.500%	10/20/47	6,074	6,278,703

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/20/47		2,624	$2,712,081
3.500%	12/20/47		1,800	1,862,015
3.500%	02/20/48		6,740	6,961,186
3.500%	04/20/48		2,694	2,783,624
4.000%	05/15/46		570	605,670
4.000%	01/20/47		1,794	1,872,804
4.000%	06/20/47		4,896	5,106,814
4.000%	03/20/48		5,955	6,185,734
4.000%	09/20/48		4,562	4,729,539
4.500%	11/20/44		217	230,431
4.500%	11/20/45		320	339,503
4.500%	12/20/45		324	343,023
4.500%	07/20/48		6,944	7,261,070
4.500%	10/20/48		15,139	15,783,427
4.500%	04/20/49		2,985	3,114,213
5.000%	02/20/49		3,942	4,137,246

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $375,353,439)				379,606,063

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
2.750%	11/15/47		3,600	3,757,641
3.000%	11/15/44		7,200	7,866,000
3.000%	05/15/45		4,100	4,483,574
3.000%	02/15/49		22,859	25,105,611
3.125%	02/15/43		11,300	12,600,383
4.375%	05/15/41		10,100	13,486,656
4.500%	02/15/36		550	725,678
4.500%	05/15/38		14,080	18,914,500
5.000%	05/15/37		450	634,465
5.250%	02/15/29		9,300	11,944,324
5.375%	02/15/31		1,500	2,014,512
6.875%	08/15/25		5,580	7,199,290
7.625%	11/15/22		1,400	1,668,953
7.875%	02/15/21		3,000	3,288,164
U.S. Treasury Notes
0.750%	08/15/19		42,740	42,659,661
1.375%	02/29/20	(h)(k)	50,000	49,777,344
1.625%	08/15/22		5,400	5,383,547
1.750%	05/15/22		9,670	9,677,177
1.750%	06/15/22		11,882	11,898,709
1.875%	12/31/19		25,000	24,979,492
2.000%	11/15/21		4,520	4,549,486
2.000%	02/15/23		3,100	3,129,305
2.000%	05/31/24		32,772	33,157,327
2.000%	02/15/25		6,300	6,363,984
2.125%	05/31/21		11,179	11,254,982
2.125%	03/31/24		12,700	12,912,328
2.125%	11/30/24		6,600	6,713,438
2.125%	05/31/26		5,698	5,793,263
2.250%	02/15/27		1,500	1,537,148
2.375%	04/15/21		11,670	11,788,524
2.375%	08/15/24		5,800	5,969,922
2.375%	05/15/29	(a)	10,227	10,568,566
2.625%	12/31/25		3,900	4,084,488

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.750%	08/15/21	4,500	$4,592,988
2.750%	02/15/28	1,500	1,594,922
2.875%	11/30/23	3,100	3,248,461
2.875%	08/15/28	3,500	3,761,133

TOTAL U.S. TREASURY OBLIGATIONS (cost $382,609,579)			389,085,946

TOTAL LONG-TERM INVESTMENTS (cost $4,152,672,984)			4,518,343,589

		Shares

SHORT-TERM INVESTMENTS — 13.2%
AFFILIATED MUTUAL FUNDS — 6.7%
PGIM Core Ultra Short Bond Fund(w)		145,774,410	145,774,410
PGIM Institutional Money Market Fund (cost $188,206,400; includes $187,816,817 of cash collateral for securities on loan)(b)(w)		188,165,803	188,222,253

TOTAL AFFILIATED MUTUAL FUNDS (cost $333,980,810)			333,996,663

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(N) — 6.5%
U.S. Treasury Bills
2.040%	06/18/20	2,617	2,568,821
2.218%	08/08/19	75,000	74,836,818
2.364%	07/18/19	15,000	14,985,470
2.413%	10/03/19	50,000	49,726,813
2.448%	08/01/19	19,000	18,967,114
2.460%	07/11/19	50,000	49,973,229
2.488%	09/05/19	50,000	49,808,187
2.544%	01/02/20	50,000	49,480,330
2.572%	09/12/19	15,000	14,937,266
TOTAL U.S. TREASURY OBLIGATIONS (cost $325,050,327)			325,284,048

TOTAL SHORT-TERM INVESTMENTS (cost $659,031,137)			659,280,711

TOTAL INVESTMENTS — 104.1% (cost $4,811,704,121)			5,177,624,300
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.1)%			(204,855,479)

NET ASSETS — 100.0%			$4,972,768,821

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $184,427,904; cash collateral of $187,816,817 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(r)	Less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
398	2 Year U.S. Treasury Notes	Sep. 2019	$85,641,516	$82,737
680	5 Year U.S. Treasury Notes	Sep. 2019	80,346,250	402,958
1,721	10 Year U.S. Treasury Notes	Sep. 2019	220,234,219	3,885,734
80	10 Year U.S. Ultra Treasury Notes	Sep. 2019	11,050,000	(1,250)
65	20 Year U.S. Treasury Bonds	Sep. 2019	10,113,594	320,254
487	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	86,472,938	2,562,664
857	EURO STOXX 50 Index	Sep. 2019	33,775,991	243,624
368	FTSE 100 Index	Sep. 2019	34,438,515	(42,061)
400	Japanese Yen Currency	Sep. 2019	46,655,000	237,500
450	Mini MSCI Emerging Markets Index	Sep. 2019	23,701,500	488,250
1,877	S&P 500 E-Mini Index	Sep. 2019	276,313,170	4,476,645
18	TOPIX Index	Sep. 2019	2,589,436	22,539

				12,679,594

Short Positions:
716	Australian Dollar Currency	Sep. 2019	50,377,760	(425,750)
1,384	British Pound Currency	Sep. 2019	110,278,850	232,825
1,283	Canadian Dollar Currency	Sep. 2019	98,220,065	(1,539,600)
618	Euro Currency	Sep. 2019	88,424,212	(223,931)
5,695	Euro STOXX Small 200 Index	Sep. 2019	93,769,373	(1,039,116)
800	Russell 2000 E-Mini Index	Sep. 2019	62,684,000	(1,174,000)

				(4,169,572)

				$8,510,022

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
AT&T Inc.	06/20/24	1.000%(Q)	12,220	$20,732	$(53,839)	$(74,571)
Cardinal Health, Inc.	06/20/24	1.000%(Q)	6,390	11,018	(19,948)	(30,966)
Ford Motor Co.	06/20/24	5.000%(Q)	11,835	(1,463,040)	(1,616,608)	(153,568)
General Electric Co.	06/20/23	1.000%(Q)	2,205	(28,415)	(29,603)	(1,188)
McKesson Corp.	06/20/24	1.000%(Q)	6,290	(27,934)	(80,766)	(52,832)
United Health Group, Inc.	06/20/24	1.000%(Q)	12,500	(387,215)	(409,998)	(22,783)
Verizon Communications, Inc.	06/20/24	1.000%(Q)	3,330	(67,295)	(68,312)	(1,017)

				$(1,942,149)	$(2,279,074)	$(336,925)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues—Sell Protection(2):
Loews Corp.	06/20/24	1.000%(Q)	12,495	0.389%	$343,631	$368,672	$25,041

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.32	06/20/24	1.000%(Q)	57,470	$(1,222,461)	$(1,249,902)	$(27,441)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 6 Month Forward(T)	1 Month LIBOR +12bps(T)	Societe Generale	7/15/19	50,000		$(1,511,091)	$—	$(1,511,091)
Custom Commodity Basket Swap(T)	—	UBS AG	7/02/19	—	(r)	78,920	—	78,920

						$(1,432,171)	$—	$(1,432,171)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$78,920	$(1,511,091)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$14,984,282	$44,799,610

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$167,563	$30,837,261	$—
Austria	—	9,123,279	—
Belgium	—	7,381,853	—
Bermuda	598,858	—	—
Brazil	21,822,162	—	—
Canada	105,670,739	872,434	—
Chile	1,707,474	—	—
China	27,823,360	56,220,653	—
Colombia	671,759	—	—
Czech Republic	—	283,018	—
Denmark	—	36,391,815	—
Finland	—	13,627,396	—
France	—	90,843,323	—
Germany	—	92,485,232	—
Ghana	—	2,330,870	—
Hong Kong	538,038	23,033,579	—
Hungary	—	252,422	—
India	11,274,357	—	—
Indonesia	—	5,563,634	—
Ireland	7,541,849	9,546,442	—
Israel	11,164,451	5,375,253	—
Italy	—	25,557,000	—
Japan	—	101,314,587	—
Jordan	—	1,000,491	—
Malaysia	—	4,408,102	—
Mexico	1,983,532	—	—
Netherlands	—	53,355,968	—
New Zealand	—	4,779,641	—
Norway	341	11,450,287	—
Philippines	—	1,737,064	—
Poland	—	1,237,798	—
Puerto Rico	4,408,844	—	—
Russia	—	2,500,580	—
Singapore	—	4,988,893	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
South Africa	$—	$21,158,326	$—
South Korea	258,375	20,461,232	—
Spain	—	26,426,812	—
Sweden	—	40,529,508	—
Switzerland	434,450	65,814,690	—
Taiwan	—	16,404,720	—
Thailand	4,349,950	5,787,873	—
Turkey	249,647	364,255	—
United Arab Emirates	—	387,727	—
United Kingdom	3,404,512	92,890,494	—
United States	1,798,062,239	2,138,212	—
Preferred Stocks
Brazil	4,280,456	—	—
Colombia	728,716	—	—
Germany	—	1,210,885	—
South Korea	—	1,448,756	—
Rights
China	—	—	—
Spain	—	303,217	—
United States	75,541	—	—
Warrants
Malaysia	5,527	—	—
Asset-Backed Securities
Cayman Islands	—	7,623,934	—
United States	—	139,953,805	—
Corporate Bonds
Australia	—	4,391,410	—
Belgium	—	890,745	—
Brazil	—	3,760,646	—
Canada	—	22,139,570	—
China	—	5,256,087	—
Finland	—	2,495,621	—
France	—	4,703,088	—
Germany	—	16,556,631	—
Indonesia	—	2,617,349	—
Ireland	—	2,556,003	—
Japan	—	2,826,397	—
Kazakhstan	—	3,838,061	—
Mexico	—	1,224,834	—
Netherlands	—	11,912,338	—
South Korea	—	1,530,677	—
Spain	—	3,642,926	—
Supranational Bank	—	20,827,853	—
Switzerland	—	2,690,824	—
Tunisia	—	649,797	—
United Kingdom	—	9,736,357	—
United States	—	267,173,423	—
Sovereign Bonds
Argentina	—	41,935,049	—
Azerbaijan	—	7,324,337	—
Brazil	—	14,687,163	—
Canada	—	7,813,844	—
Chile	—	4,648,028	—
China	—	1,612,419	—
Colombia	—	19,048,799	—
Croatia	—	3,854,848	—
Ghana	—	1,357,115	—
Hungary	—	9,895,286	—
Indonesia	—	28,776,136	—

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Sovereign Bonds (continued)
Japan	$—	$1,200,240	$—
Kazakhstan	—	2,766,648	—
Mexico	—	32,002,498	—
Morocco	—	1,906,465	—
Norway	—	3,453,298	—
Panama	—	10,910,907	—
Paraguay	—	7,123,813	—
Peru	—	6,999,707	—
Philippines	—	18,252,131	—
Poland	—	5,806,925	—
Romania	—	4,393,567	—
Serbia	—	766,858	—
South Africa	—	11,917,097	—
South Korea	—	2,544,976	—
Sri Lanka	—	12,095,640	—
Sweden	—	10,584,340	—
Turkey	—	25,883,723	—
Uruguay	—	11,404,645	—
Vietnam	—	638,380	—
U.S. Government Agency Obligations	—	379,606,063	—
U.S. Treasury Obligations	—	714,369,994	—
Affiliated Mutual Funds	333,996,663	—	—
Other Financial Instruments*
Futures Contracts	8,510,022	—	—
Centrally Cleared Credit Default Swap Agreements	—	(339,325)	—
OTC Total Return Swap Agreements	—	(1,432,171)	—

Total	$2,349,729,425	$2,834,633,401	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	14.3%
U.S. Government Agency Obligations	7.6
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	6.7
Sovereign Bonds	6.3
Banks	6.3
Software	3.8
Insurance	3.3
Pharmaceuticals	3.1
IT Services	3.1
Oil, Gas & Consumable Fuels	2.4
Semiconductors & Semiconductor Equipment	1.9
Interactive Media & Services	1.9
Health Care Providers & Services	1.8
Health Care Equipment & Supplies	1.8
Internet & Direct Marketing Retail	1.8
Technology Hardware, Storage & Peripherals	1.7
Automobiles	1.6
Electronic Equipment, Instruments & Components	1.4
Electric Utilities	1.4
Food Products	1.3
Media	1.3

Diversified Telecommunication Services	1.2%
Food & Staples Retailing	1.2
Machinery	1.1
Equity Real Estate Investment Trusts (REITs)	1.0
Biotechnology	1.0
Chemicals	1.0
Trading Companies & Distributors	1.0
Entertainment	1.0
Aerospace & Defense	1.0
Metals & Mining	0.9
Capital Markets	0.8
Small Business Loan	0.8
Hotels, Restaurants & Leisure	0.8
Electric	0.8
Communications Equipment	0.7
Life Sciences Tools & Services	0.7
Oil & Gas	0.7
Beverages	0.7
Industrial Conglomerates	0.7
Specialty Retail	0.6
Diversified Financial Services	0.6
Construction & Engineering	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Consumer Finance	0.6%
Credit Cards	0.6
Multiline Retail	0.5
Auto Components	0.4
Real Estate Management & Development	0.4
Multi-Utilities	0.4
Multi-National	0.4
Airlines	0.4
Household Products	0.4
Personal Products	0.4
Electrical Equipment	0.4
Road & Rail	0.3
Miscellaneous Manufacturing	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Other	0.3
Household Durables	0.3
Paper & Forest Products	0.3
Tobacco	0.3
Building Products	0.3
Wireless Telecommunication Services	0.3
Commercial Services & Supplies	0.2
Pipelines	0.2
Equipment	0.2
Containers & Packaging	0.2
Auto Manufacturers	0.2
Collateralized Loan Obligations	0.2
Construction Materials	0.2
Professional Services	0.1
Thrifts & Mortgage Finance	0.1
Textiles, Apparel & Luxury Goods	0.1
Independent Power & Renewable Electricity Producers	0.1

Air Freight & Logistics	0.1%
Water Utilities	0.1
Foods	0.1
Semiconductors	0.1
Retail	0.1
Diversified Consumer Services	0.1
Agriculture	0.1
Gas	0.1
Mining	0.1
Building Materials	0.1
Telecommunications	0.0	*
Transportation Infrastructure	0.0	*
Transportation	0.0	*
Gas Utilities	0.0	*
Leisure Products	0.0	*
Health Care Technology	0.0	*
Machinery-Construction & Mining	0.0	*
Cosmetics/Personal Care	0.0	*
Machinery-Diversified	0.0	*
Energy Equipment & Services	0.0	*
Computers	0.0	*
Healthcare-Products	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Electronics	0.0	*
Oil & Gas Services	0.0	*
Home Furnishings	0.0	*
Marine	0.0	*

	104.1
Liabilities in excess of other assets	(4.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$78,920		Unrealized depreciation on OTC swap agreements	$1,511,091
Credit contracts	Due from/to broker-variation margin swaps	25,041	*	Due from/to broker-variation margin swaps	364,366	*
Equity contracts	Due from/to broker-variation margin futures	5,231,058	*	Due from/to broker-variation margin futures	2,255,177	*
Equity contracts	Unaffiliated investments	384,285		—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	470,325	*	Due from/to broker-variation margin futures	2,189,281	*
Interest rate contracts	Due from/to broker-variation margin futures	7,254,347	*	Due from/to broker-variation margin futures	1,250	*

		$13,443,976			$6,321,165

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Commodity contracts	$—	$1,193,321
Credit contracts	—	(307,296)
Equity contracts	(23,664,847)	—
Foreign exchange contracts	(2,727,519)	—
Interest rate contracts	17,448,948	—

Total	$(8,943,418)	$886,025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Swaps
Commodity contracts	$—	$—	$—	$(2,161,237)
Credit contracts	—	—	—	35,562
Equity contracts	113,682	1,990	(4,272,067)	—
Foreign exchange contracts	—	—	680,819	—
Interest rate contracts	—	—	3,301,249	—

Total	$113,682	$1,990	$(289,999)	$(2,125,675)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)		Futures Contracts— Short Positions(1)
$649,916,320		$476,276,472

	Credit Default Swap Agreements— Buy Protection(1)
	$52,491,667

Credit Default Swap Agreements— Sell Protection(1)		Total Return Swap Agreements(1)
$27,491,667		$66,667,333

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$184,427,904	$(184,427,904)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Societe Generale	$—	$(1,511,091)	$(1,511,091)	$1,467,930	$(43,161)
UBS AG	78,920	—	78,920	(78,920)	—

	$78,920	$(1,511,091)	$(1,432,171)	$1,389,010	$(43,161)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $184,427,904:
Unaffiliated investments (cost $4,477,723,311)	$4,843,627,637
Affiliated investments (cost $333,980,810)	333,996,663
Cash	624,970
Foreign currency, at value (cost $2,500,429)	2,349,184
Receivable for investments sold	56,051,903
Dividends and interest receivable	17,168,858
Deposit with broker for centrally cleared/exchange-traded derivatives	14,984,282
Tax reclaim receivable	5,961,762
Receivable for Portfolio shares sold	101,972
Unrealized appreciation on OTC swap agreements	78,920
Receivable from affiliate	67,059
Prepaid expenses and other asstes	57,050

Total Assets	5,275,070,260

LIABILITIES
Payable to broker for collateral for securities on loan	187,816,817
Payable for investments purchased	106,592,488
Payable to affiliate	2,967,417
Unrealized depreciation on OTC swap agreements	1,511,091
Management fee payable	1,370,148
Accrued expenses and other liabilities	716,599
Payable for Portfolio shares repurchased	562,304
Due to broker-variation margin futures	560,756
Distribution fee payable	203,450
Affiliated transfer agent fee payable	369

Total Liabilities	302,301,439

NET ASSETS	$4,972,768,821

Net assets were comprised of:
Partners Equity	$4,972,768,821

Net asset value and redemption price per share, $4,972,768,821 / 330,795,494 outstanding shares of beneficial interest	$15.03

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,504,484 foreign withholding tax, of which $193,414 is reimbursable by an affiliate)	$36,654,045
Interest income	29,256,095
Affiliated dividend income	2,881,255
Income from securities lending, net (including affiliated income of $408,958)	704,149

Total income	69,495,544

EXPENSES
Management fee	17,933,067
Distribution fee	5,957,926
Custodian and accounting fees	417,450
Trustees’ fees	31,024
Audit fee	20,715
Legal fees and expenses	13,218
Shareholders’ reports	7,027
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	57,636

Total expenses	24,441,538
Less: Fee waiver and/or expense reimbursement	(691,119)

Net expenses	23,750,419

NET INVESTMENT INCOME (LOSS)	45,745,125

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $47,201)	48,413,778
Futures transactions	(8,943,418)
Swap agreements transactions	886,025
Foreign currency transactions	(54,124)

40,302,261

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $28,477)	412,991,775
Futures	(289,999)
Swap agreements	(2,125,675)
Foreign currencies	51,917

410,628,018

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	450,930,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$496,675,404

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$45,745,125	$78,205,356
Net realized gain (loss) on investment and foreign currency transactions	40,302,261	296,906,107
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	410,628,018	(788,422,588)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	496,675,404	(413,311,125)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [19,588,142 and 4,688,072 shares, respectively]	276,248,398	64,761,994
Portfolio shares repurchased [8,454,081 and 69,291,678 shares, respectively]	(123,044,815)	(971,894,089)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	153,203,583	(907,132,095)

CAPITAL CONTRIBUTIONS	12,464	666,631

TOTAL INCREASE (DECREASE)	649,891,451	(1,319,776,589)
NET ASSETS:
Beginning of period	4,322,877,370	5,642,653,959

End of period	$4,972,768,821	$4,322,877,370

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 89.4%		Value
AFFILIATED MUTUAL FUNDS	Shares
AST AB Global Bond Portfolio*	54,728,073	$631,014,686
AST AQR Emerging Markets Equity Portfolio*	629,345	7,168,235
AST AQR Large Cap Core Portfolio*	38,871,449	737,391,392
AST BlackRock/Loomis Sayles Bond Portfolio*	23,231,470	335,927,062
AST ClearBridge Dividend Growth Portfolio*	21,497,615	431,672,102
AST Goldman Sachs Global Income Portfolio*	26,293,176	301,845,662
AST Goldman Sachs Small-Cap Value Portfolio*	3,890,375	91,773,935
AST High Yield Portfolio*	1,349,754	14,752,813
AST Hotchkis & Wiley Large-Cap Value Portfolio*	6,944,936	212,028,893
AST International Growth Portfolio*	23,202,897	436,214,470
AST International Value Portfolio*	19,972,753	398,855,874
AST Jennison Large-Cap Growth Portfolio*	6,919,821	255,341,385
AST Loomis Sayles Large-Cap Growth Portfolio*	7,239,320	428,060,997
AST MFS Growth Portfolio*	8,684,313	264,350,484
AST MFS Large-Cap Value Portfolio*	22,880,898	488,507,174
AST Mid-Cap Growth Portfolio*	3,409,169	38,932,714
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	598,832	19,881,232
AST Parametric Emerging Markets Equity Portfolio*	340,374	3,233,551
AST PIMCO Dynamic Bond Portfolio*	10,526,286	105,052,335
AST Prudential Core Bond Portfolio*	68,980,477	898,815,617
AST QMA International Core Equity Portfolio*	28,951,767	350,026,859
AST QMA Large-Cap Portfolio*	38,541,476	767,360,779
AST Small-Cap Growth Opportunities Portfolio*	3,841,953	86,098,177
AST Small-Cap Growth Portfolio*	1,700,876	88,156,394
AST Small-Cap Value Portfolio*	2,550,850	69,000,503
AST T. Rowe Price Large-Cap Growth Portfolio*	7,720,655	328,050,624
AST T. Rowe Price Large-Cap Value Portfolio*	29,436,095	464,795,934
AST Templeton Global Bond Portfolio*	23,137	269,320
AST WEDGE Capital Mid-Cap Value Portfolio*	818,219	20,152,734
AST Wellington Management Global Bond Portfolio*	64,775,316	756,575,686

		Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
AST Western Asset Core Plus Bond Portfolio*		53,424,445	$723,366,984
AST Western Asset Emerging Markets Debt Portfolio*		1,689,309	20,035,206

TOTAL LONG-TERM INVESTMENTS (cost $7,806,240,652)(w)			9,774,709,813

SHORT-TERM INVESTMENTS — 10.2%
AFFILIATED MUTUAL FUND — 9.9%
PGIM Core Ultra Short Bond Fund (cost $1,084,742,097)(w)		1,084,742,097	1,084,742,097

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bill 2.171%	09/19/19	33,000	32,847,638

(cost $32,841,600)

TOTAL SHORT-TERM INVESTMENTS (cost $1,117,583,697)			1,117,589,735

TOTAL INVESTMENTS — 99.6% (cost $8,923,824,349)			10,892,299,548
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.4%			47,407,601

NET ASSETS — 100.0%			$10,939,707,149

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
100	CAC40 10 Euro	Jul. 2019	$6,291,575	$61,403
758	2 Year U.S. Treasury Notes	Sep. 2019	163,106,204	1,052,416
1,923	10 Year U.S. Treasury Notes	Sep. 2019	246,083,906	4,637,803
20	DAX Index	Sep. 2019	7,043,199	57,992
852	Euro STOXX 50 Index	Sep. 2019	33,578,932	460,184
126	FTSE 100 Index	Sep. 2019	11,791,448	(39,265)
649	Mini MSCI EAFE Index	Sep. 2019	62,411,085	1,115,798
351	Russell 2000 E-Mini Index	Sep. 2019	27,502,605	514,215
2,413	S&P 500 E-Mini Index	Sep. 2019	355,217,730	5,754,642
190	S&P 500 Index	Sep. 2019	139,849,500	2,264,606
72	TOPIX Index	Sep. 2019	10,357,742	(33,665)

				$15,846,129

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$120,823	$32,847,638

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,859,451,910	$—	$—
U.S. Treasury Obligation	—	32,847,638	—
Other Financial Instruments*
Futures Contracts	15,846,129	—	—

Total	$10,875,298,039	$32,847,638	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation (depreciation) on the investments, and OTC swaps contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Core Bond	34.4%
Large/Mid-Cap Growth	25.7
Large/Mid-Cap Value	11.1
Ultra Short Bond	9.9
International Value	6.9
International Growth	4.0
Large/Mid-Cap Blend	3.9
Small-Cap Growth	1.6

Small-Cap Value	1.4%
U.S. Treasury Obligation	0.3
Emerging Markets	0.3
High Yield	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$10,228,840	*	Due from/to broker — variation margin futures	$72,930	*
Interest rate contracts	Due from/to broker — variation margin futures	5,690,219	*	—	—

		$15,919,059			$72,930

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$62,496,909
Interest rate contracts	8,050,407

Total	$70,547,316

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments,carried at fair value	Futures
Equity contracts	$30,930,499
Interest rate contracts	1,777,886

Total	$32,708,385

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)
$960,312,499

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Affiliated investments (cost $8,890,982,749)	$10,859,451,910
Unaffiliated investments (cost $32,841,600)	32,847,638
Foreign currency, at value (cost $46,302,755)	46,740,675
Due from broker-variation margin futures	3,383,952
Receivable for Portfolio shares sold	267,595
Deposit with broker for centrally cleared/exchange-traded derivatives	120,823
Prepaid expenses	1,309

Total Assets	10,942,813,902

LIABILITIES
Payable for Portfolio shares repurchased	2,250,103
Management fee payable	632,255
Custodian and accounting fees payable	205,132
Accrued expenses and other liabilities	18,894
Affiliated transfer agent fee payable	369

Total Liabilities	3,106,753

NET ASSETS	$10,939,707,149

Net assets were comprised of:
Partners Equity	$10,939,707,149

Net asset value and redemption price per share, $10,939,707,149 / 565,832,037 outstanding shares of beneficial interest	$19.33

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$13,639,142
Interest income	243,988

Total income	13,883,130

EXPENSES
Management fee	7,902,543
Custodian and accounting fees	251,201
Trustees’ fees	64,808
Legal fees and expenses	22,633
Audit fee	11,554
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	3,039
Miscellaneous	22,180

Total expenses	8,281,433
Less: Fee waiver and/or expense reimbursement	(87,860)

Net expenses	8,193,573

NET INVESTMENT INCOME (LOSS)	5,689,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $263,113,314)	263,113,314
Futures transactions	70,547,316
Foreign currency transactions	171,208

333,831,838

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $878,397,556)	878,400,679
Futures	32,708,385
Foreign currencies	193,800

911,302,864

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,245,134,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,250,824,259

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,689,557	$6,137,117
Net realized gain (loss) on investment and foreign currency transactions	333,831,838	564,970,987
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	911,302,864	(1,089,858,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,250,824,259	(518,750,184)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,076,860 and 5,976,107 shares, respectively]	216,305,242	105,705,622
Portfolio shares repurchased [15,107,509 and 71,562,955 shares, respectively]	(282,733,495)	(1,276,271,617)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(66,428,253)	(1,170,565,995)

CAPITAL CONTRIBUTIONS	1,352	—

TOTAL INCREASE (DECREASE)	1,184,397,358	(1,689,316,179)
NET ASSETS:
Beginning of period	9,755,309,791	11,444,625,970

End of period	$10,939,707,149	$9,755,309,791

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 71.8%
COMMON STOCKS — 29.7%	Shares	Value
Argentina — 0.0%
MercadoLibre, Inc.*	521	$318,732

Australia — 0.8%
Adelaide Brighton Ltd.	10,058	28,502
AGL Energy Ltd.	251,242	3,528,728
ALS Ltd.	2,182	11,249
Altium Ltd.	4,980	119,231
Alumina Ltd.	221,978	364,172
Ansell Ltd.	32,949	621,503
Aristocrat Leisure Ltd.	79,410	1,711,636
AusNet Services	74,266	97,697
Australia & New Zealand Banking Group Ltd.	14,125	279,917
Beach Energy Ltd.	11,063	15,498
BHP Group Ltd.	70,913	2,050,021
BHP Group PLC	7,513	192,267
carsales.com Ltd.	1,139	10,829
Charter Hall Group	19,965	151,831
CIMIC Group Ltd.	15,902	499,858
Cochlear Ltd.	5,719	831,732
Coles Group Ltd.*	1,574	14,693
Commonwealth Bank of Australia	9,859	573,130
CSL Ltd.	8,568	1,295,873
CSR Ltd.	74,268	203,757
Domino’s Pizza Enterprises Ltd.	1,451	38,273
Downer EDI Ltd.	2,665	12,966
Fortescue Metals Group Ltd.	6,541	41,480
Goodman Group	51,624	545,146
GPT Group (The)	8,424	36,370
IDP Education Ltd.	8,990	111,726
Insurance Australia Group Ltd.	1,462	8,474
JB Hi-Fi Ltd.	572	10,363
Macquarie Group Ltd.	9,578	843,006
Magellan Financial Group Ltd.	14,558	521,212
Medibank Private Ltd.	38,229	93,609
Metcash Ltd.	10,046	18,087
National Australia Bank Ltd.	8,830	165,694
Newcrest Mining Ltd.	623	14,017
Oil Search Ltd.	9,460	47,106
Perpetual Ltd.	396	11,721
Platinum Asset Management Ltd.	7,859	26,759
Qantas Airways Ltd.	197,717	749,224
QBE Insurance Group Ltd.	53,851	446,782
Ramsay Health Care Ltd.	659	33,420
REA Group Ltd.	3,525	237,283
Rio Tinto Ltd.	17,138	1,250,542
Rio Tinto PLC	2,029	125,703
Santos Ltd.	10,327	51,475
Scentre Group	67,867	182,835
Sonic Healthcare Ltd.	5,576	105,895
Spark Infrastructure Group	68,443	116,751
St. Barbara Ltd.	8,488	17,600
Sydney Airport	61,341	346,273
Tabcorp Holdings Ltd.	4,982	15,558
Treasury Wine Estates Ltd.	12,492	131,127
Vicinity Centres	50,587	87,087
Westpac Banking Corp.	18,089	360,394
Woodside Petroleum Ltd.	9,292	237,575
Woolworths Group Ltd.	30,196	704,031

		20,347,688

COMMON STOCKS (continued)	Shares	Value
Austria — 0.0%
ANDRITZ AG	2,120	$79,914
Erste Group Bank AG*	2,567	95,310
OMV AG	554	27,038
Verbund AG	639	33,336
Vienna Insurance Group AG Wiener Versicherung Gruppe	422	10,840
Wienerberger AG	18,382	453,418

		699,856

Belgium — 0.1%
Ageas	1,216	63,210
Anheuser-Busch InBev SA/NV	4,013	355,441
Colruyt SA	4,363	252,786
Groupe Bruxelles Lambert SA	1,724	169,187
KBC Group NV	1,119	73,450
Solvay SA	1	104
Telenet Group Holding NV	428	23,828
UCB SA	20,309	1,684,112

		2,622,118

Brazil — 0.1%
Ambev SA	96,635	449,963
B3 SA—Brasil Bolsa Balcao	17,204	168,144
Banco Bradesco SA	5,953	52,120
Banco do Brasil SA	1,200	16,806
Banco Santander Brasil SA, UTS	1,200	14,328
EDP—Energias do Brasil SA	8,900	44,176
Energisa SA, UTS	1,100	13,177
Hypera SA	29,900	232,740
Iguatemi Empresa de Shopping Centers SA	2,100	24,971
Iochpe Maxion SA	1,300	7,583
IRB Brasil Resseguros SA	1,100	28,512
Lojas Renner SA	13,200	161,565
Petroleo Brasileiro SA	34,700	270,194
TIM Participacoes SA	13,444	40,368
TOTVS SA	1,200	13,747
Ultrapar Participacoes SA	4,602	24,209

		1,562,603

Canada — 1.0%
Agnico Eagle Mines Ltd.	5,564	285,264
Alimentation Couche-Tard, Inc. (Class B Stock)	16,086	1,012,292
Aurora Cannabis, Inc.*	3,255	25,502
Bank of Montreal	27,230	2,056,883
Bank of Nova Scotia (The)	33,902	1,820,982
Barrick Gold Corp.	7,939	125,310
BCE, Inc.	41,203	1,874,594
Brookfield Asset Management, Inc. (Class A Stock)	8,913	426,406
Canadian Apartment Properties REIT	6,075	224,342
Canadian Imperial Bank of Commerce	2,678	210,592
Canadian National Railway Co.	2,805	259,605
Canadian Natural Resources Ltd.	7,507	202,415
Canadian Pacific Railway Ltd.	284	66,889
Canadian Tire Corp. Ltd. (Class A Stock)	569	61,995

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Canada (continued)
Capital Power Corp.	2,168	$49,914
Cenovus Energy, Inc.	4,546	40,095
CGI, Inc.*	16,250	1,249,322
Cronos Group, Inc.*	1,772	28,429
Dollarama, Inc.	2,331	82,005
Emera, Inc.	4,574	186,900
Enbridge, Inc.	13,729	495,882
Encana Corp.	2,525	12,957
Fairfax Financial Holdings Ltd.	237	116,326
FirstService Corp.	526	50,610
Franco-Nevada Corp.	1,161	98,542
George Weston Ltd.	1,287	97,659
Gibson Energy, Inc.	6,394	114,009
Gildan Activewear, Inc.	4,603	178,138
Great-West Lifeco, Inc.	28,758	662,100
Husky Energy, Inc.	1,581	14,982
Imperial Oil Ltd.	4,753	131,605
Intact Financial Corp.	396	36,596
Kirkland Lake Gold Ltd.	8,076	347,942
Loblaw Cos. Ltd.	1,919	98,254
Manulife Financial Corp.	55,984	1,017,463
Metro, Inc.	1,885	70,733
Nutrien Ltd.	725	38,781
Open Text Corp.	7,437	306,896
Pembina Pipeline Corp.	407	15,151
Power Corp. of Canada	5,926	127,656
Power Financial Corp.	63,394	1,458,079
Quebecor, Inc. (Class B Stock)	41,121	979,393
Restaurant Brands International, Inc.	5,733	398,690
Rogers Communications, Inc. (Class B Stock)	1,430	76,548
Royal Bank of Canada	11,992	953,005
Shaw Communications, Inc. (Class B Stock)	673	13,732
Shopify, Inc. (Class A Stock)*	526	158,087
Stars Group, Inc. (The)*	38,233	652,520
Sun Life Financial, Inc.	4,519	187,137
Suncor Energy, Inc.	9,804	305,825
TC Energy Corp.	2,687	133,206
TFI International, Inc.	24,896	753,410
Toronto-Dominion Bank (The)	50,736	2,964,620

		23,356,270

China — 0.8%
3SBio, Inc., 144A	12,500	21,562
58.com, Inc., ADR*	864	53,715
Alibaba Group Holding Ltd., ADR*	15,334	2,598,346
Angang Steel Co. Ltd. (Class H Stock)	57,200	26,129
Anhui Conch Cement Co. Ltd. (Class H Stock)	28,900	180,925
Autohome, Inc., ADR*(a)	1,027	87,932
BAIC Motor Corp. Ltd. (Class H Stock), 144A	52,500	33,047
Bank of China Ltd. (Class H Stock)	1,796,000	758,777
Bank of Communications Co. Ltd. (Class H Stock)	214,000	162,440

COMMON STOCKS (continued)	Shares	Value
China (continued)
BBMG Corp. (Class H Stock)	94,000	$30,256
BeiGene Ltd., ADR*(a)	399	49,456
BOC Hong Kong Holdings Ltd.	218,000	857,360
BYD Electronic International Co. Ltd.	7,500	10,722
China Agri-Industries Holdings Ltd.	32,000	10,292
China Cinda Asset Management Co. Ltd. (Class H Stock)	233,000	53,731
China CITIC Bank Corp. Ltd. (Class H Stock)	191,000	108,772
China Coal Energy Co. Ltd. (Class H Stock)	130,000	54,093
China Construction Bank Corp. (Class H Stock)	1,062,000	914,636
China Dili Group*	36,200	10,988
China Eastern Airlines Corp. Ltd. (Class H Stock)*	24,000	14,198
China Everbright Bank Co. Ltd. (Class H Stock)	81,000	37,147
China Everbright Ltd.	14,000	20,680
China Galaxy Securities Co. Ltd. (Class H Stock)	55,500	32,989
China Life Insurance Co. Ltd. (Class H Stock)	242,000	595,190
China Minsheng Banking Corp. Ltd. (Class H Stock)	86,300	59,751
China Mobile Ltd.	190,500	1,731,882
China Oriental Group Co. Ltd.	22,000	12,879
China Overseas Land & Investment Ltd.	26,000	95,891
China Pacific Insurance Group Co. Ltd. (Class H Stock)	58,000	227,009
China Petroleum & Chemical Corp. (Class H Stock)	1,078,000	732,876
China Railway Group Ltd. (Class H Stock)	67,000	51,001
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	48,000	34,923
China Reinsurance Group Corp. (Class H Stock)	256,000	45,593
China Resources Cement Holdings Ltd.	40,000	38,811
China Resources Land Ltd.	46,000	202,617
China Resources Power Holdings Co. Ltd.	8,000	11,674
China Taiping Insurance Holdings Co. Ltd.	18,200	48,774
China Telecom Corp. Ltd. (Class H Stock)	180,000	90,489
China Unicom Hong Kong Ltd.	246,000	269,776
China Vanke Co. Ltd. (Class H Stock)	90,500	339,420
China Zhongwang Holdings Ltd.	33,600	16,969
CITIC Securities Co. Ltd. Class H Stock	27,000	56,416
CNOOC Ltd.	146,000	248,716

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	34,000	$20,147
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	79,500	31,084
CSPC Pharmaceutical Group Ltd.	10,000	16,134
Ctrip.com International Ltd., ADR*	579	21,371
Dali Foods Group Co. Ltd., 144A	82,500	55,016
Datang International Power Generation Co. Ltd. (Class H Stock)	158,000	39,625
ENN Energy Holdings Ltd.	2,000	19,454
Future Land Development Holdings Ltd.	36,000	47,515
Geely Automobile Holdings Ltd.	43,000	73,426
GF Securities Co. Ltd. (Class H Stock)	10,600	12,622
Greentown China Holdings Ltd.	13,000	9,267
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	14,000	63,189
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	30,800	59,270
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A*	67,800	121,314
Haitong Securities Co. Ltd. (Class H Stock)	25,200	28,330
Hengan International Group Co. Ltd.	6,500	47,855
Huadian Power International Corp. Ltd. (Class H Stock)	80,000	31,658
Huatai Securities Co. Ltd. (Class H Stock), 144A	16,800	28,930
Industrial & Commercial Bank of China Ltd. (Class H Stock)	898,000	654,884
JD.com, Inc., ADR*	6,575	199,157
Jiangxi Copper Co. Ltd. (Class H Stock)	65,000	86,647
Kaisa Group Holdings Ltd.*	29,000	14,374
KWG Group Holdings Ltd.*	17,000	17,284
Legend Holdings Corp. (Class H Stock), 144A	14,000	33,010
Lenovo Group Ltd.	766,000	593,355
Li Ning Co. Ltd.	11,000	25,960
Logan Property Holdings Co. Ltd.	34,000	55,170
Maanshan Iron & Steel Co. Ltd. (Class H Stock)	54,000	21,459
Metallurgical Corp. of China Ltd. (Class H Stock)	222,000	59,391
MMG Ltd.*	48,000	16,815
NetEase, Inc., ADR	883	225,845
Nexteer Automotive Group Ltd.	7,000	8,733
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	75,000	29,300
PetroChina Co. Ltd. (Class H Stock)	1,244,000	685,643

COMMON STOCKS (continued)	Shares	Value
China (continued)
PICC Property & Casualty Co. Ltd. (Class H Stock)	203,000	$219,002
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	68,500	823,559
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	17,000	10,104
Shenzhen International Holdings Ltd.	6,000	11,940
Shenzhen Investment Ltd.	50,000	18,456
Shimao Property Holdings Ltd.	32,000	97,613
Shui On Land Ltd.	47,000	10,901
SINA Corp.*	685	29,544
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	22,936
Sinopharm Group Co. Ltd. (Class H Stock)	8,000	28,209
Sinotrans Ltd. (Class H Stock)	39,000	14,206
Sinotruk Hong Kong Ltd.	16,500	28,580
Tencent Holdings Ltd.	79,600	3,595,048
Tingyi Cayman Islands Holding Corp.	4,000	6,684
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	8,000	9,551
Towngas China Co. Ltd.*	18,000	12,981
Uni-President China Holdings Ltd.	27,000	30,094
Weichai Power Co. Ltd. (Class H Stock)	50,000	84,666
Yangzijiang Shipbuilding Holdings Ltd.	16,500	18,684
Yihai International Holding Ltd.*	7,000	36,469
Yuexiu Property Co. Ltd.	78,000	17,687
Yum China Holdings, Inc.	6,890	318,318
Yuzhou Properties Co. Ltd.	26,000	12,239
Zhongsheng Group Holdings Ltd.	14,000	38,996

		19,988,551

Czech Republic — 0.0%
CEZ A/S*	5,217	126,097
Komercni banka A/S	912	36,365

		162,462

Denmark — 0.2%
AP Moller—Maersk A/S (Class B Stock)	15	18,586
Carlsberg A/S (Class B Stock)	7,503	993,784
Coloplast A/S (Class B Stock)	1,532	173,068
DSV A/S	16,538	1,624,774
Genmab A/S*	674	123,922
GN Store Nord A/S	11,413	533,117
H. Lundbeck A/S	13,639	538,418
ISS A/S	5,005	151,041
Novo Nordisk A/S (Class B Stock)	14,101	719,396
Royal Unibrew A/S	3,498	255,140
SimCorp A/S	4,661	451,100
Topdanmark A/S	704	39,698
Tryg A/S	1,394	45,318

		5,667,362

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Finland — 0.2%
Kesko OYJ (Class B Stock)	4,690	$260,652
Kone OYJ (Class B Stock)	31,085	1,833,646
Neste OYJ	4,072	138,561
Nordea Bank Abp	14,226	103,317
Orion OYJ (Class B Stock)	171	6,264
Sampo OYJ (Class A Stock)	4,804	226,833
UPM-Kymmene OYJ	3,172	84,378
Valmet OYJ	70,024	1,745,282

		4,398,933

France — 1.1%
Aeroports de Paris	2,651	467,929
Air Liquide SA	1,042	145,863
Airbus SE	3,823	542,463
Arkema SA	1,719	160,047
AXA SA	12,230	321,184
BNP Paribas SA	8,184	388,806
Bouygues SA	9,564	354,617
Capgemini SE	4,034	501,286
Christian Dior SE	2,537	1,330,233
Cie Generale des Etablissements Michelin SCA	2,233	282,903
CNP Assurances	5,252	119,219
Credit Agricole SA(a)	11,952	143,238
Dassault Aviation SA	539	776,724
Dassault Systemes SE	6,232	995,200
Edenred	45,413	2,319,923
Eiffage SA	7,857	776,421
Engie SA	51,111	774,595
Faurecia SA	2,377	110,376
Gaztransport Et Technigaz SA	3,441	345,209
Hermes International	1,317	950,534
Ingenico Group SA(a)	2,530	223,909
Ipsen SA	907	123,927
Kering SA	3,721	2,195,941
Lagardere SCA	3,292	85,768
L’Oreal SA	11,056	3,148,214
LVMH Moet Hennessy Louis Vuitton SE	3,412	1,452,772
Nexity SA	235	10,158
Orange SA	35,208	554,872
Pernod Ricard SA	389	71,714
Rubis SCA	2,100	118,326
Sanofi	8,609	744,023
Sartorius Stedim Biotech	3,580	565,033
Schneider Electric SE	13,184	1,196,000
Societe Generale SA	2,418	61,101
Teleperformance	4,141	829,963
Television Francaise 1	1,075	11,335
Thales SA	1,268	156,788
TOTAL SA	23,450	1,313,735
Ubisoft Entertainment SA*	1,492	116,632
Veolia Environnement SA	23,790	579,232
Vinci SA	8,437	864,249
Vivendi SA	10,161	279,543
Wendel SA	1,674	228,262

		26,738,267

COMMON STOCKS (continued)	Shares	Value
Germany — 0.7%
adidas AG	5,258	$1,624,608
Allianz SE	6,352	1,531,957
alstria office REIT-AG	4,677	75,785
BASF SE	5,580	406,371
Bayer AG	8,614	595,692
Bayerische Motoren Werke AG	4,163	308,042
Beiersdorf AG	299	35,882
Carl Zeiss Meditec AG	1,234	121,814
CompuGroup Medical SE	3,587	289,733
Covestro AG, 144A	997	50,731
CTS Eventim AG & Co. KGaA	2,545	118,572
Daimler AG	16,157	898,170
Deutsche Boerse AG	5,350	757,059
Deutsche Lufthansa AG	4,848	82,991
Deutsche Post AG	26,533	872,367
Deutsche Telekom AG	21,221	367,190
DWS Group GmbH & Co. KGaA, 144A	368	12,900
E.ON SE	2,592	28,129
Evonik Industries AG	5,033	146,934
Fresenius Medical Care AG & Co. KGaA	1,950	153,359
Fresenius SE & Co. KGaA	2,257	122,505
Hannover Rueck SE	411	66,488
HeidelbergCement AG	3,565	288,883
Hella GmbH & Co. KGaA	746	36,898
Henkel AG & Co. KGaA	1,369	125,751
HOCHTIEF AG	7,518	916,519
Infineon Technologies AG	8,750	154,419
Jenoptik AG	1,207	39,106
LEG Immobilien AG	10,986	1,240,675
Merck KGaA	1,899	198,543
MTU Aero Engines AG	3,579	853,956
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,793	952,236
Nemetschek SE	3,789	228,695
Puma SE	938	62,592
Rational AG	22	15,197
RWE AG	766	18,882
Salzgitter AG	4,026	115,528
SAP SE	4,692	644,617
Siemens AG	2,908	346,067
Siemens Healthineers AG, 144A	6,523	275,323
Software AG	24,868	855,145
Symrise AG	532	51,281
TAG Immobilien AG	19,319	446,800
Telefonica Deutschland Holding AG	291,569	815,704
TLG Immobilien AG	377	11,047
TUI AG	6,076	59,714
Uniper SE	2,931	88,696
Volkswagen AG	147	25,277
Wirecard AG	640	108,420

		17,643,250

Hong Kong — 0.2%
AIA Group Ltd.	145,800	1,576,536
Chow Tai Fook Jewellery Group Ltd.	69,000	75,262
CK Asset Holdings Ltd.	4,000	31,265

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hong Kong (continued)
CK Hutchison Holdings Ltd.	89,000	$876,253
Hang Lung Properties Ltd.	84,000	200,019
Henderson Land Development Co. Ltd.	10,718	59,092
HKT Trust & HKT Ltd. (Class SS Stock)	18,000	28,570
Hong Kong Exchanges & Clearing Ltd.	7,000	247,572
Hongkong Land Holdings Ltd.	42,700	275,128
Jardine Matheson Holdings Ltd.	2,500	157,146
Jardine Strategic Holdings Ltd.	5,400	205,865
Kerry Properties Ltd.	9,000	37,854
Kingboard Laminates Holdings Ltd.	19,000	17,468
MTR Corp. Ltd.	10,500	70,663
NWS Holdings Ltd.	143,000	293,986
SSY Group Ltd.	18,000	16,263
Sun Hung Kai Properties Ltd.	23,500	398,690
Swire Pacific Ltd. (Class A Stock)	2,500	30,799
Techtronic Industries Co. Ltd.	2,000	15,352
Vitasoy International Holdings Ltd.	2,000	9,617
VTech Holdings Ltd.	2,500	22,405
WH Group Ltd., 144A	254,000	258,122

		4,903,927

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	17,317	192,051
OTP Bank Nyrt	8,971	356,827
Richter Gedeon Nyrt	7,971	146,937

		695,815

India — 0.3%
Aurobindo Pharma Ltd.	34,035	300,212
Bajaj Finance Ltd.	309	16,488
Balkrishna Industries Ltd.	759	8,316
Balrampur Chini Mills Ltd.	8,025	16,212
Bata India Ltd.	507	10,634
Bharat Electronics Ltd.	11,609	18,959
Bharat Forge Ltd.	1,251	8,157
Birlasoft Ltd.	4,598	5,751
Century Textiles & Industries Ltd.	958	13,171
Divi’s Laboratories Ltd.	6,172	142,837
Dr. Reddy’s Laboratories Ltd.	1,148	42,491
Edelweiss Financial Services Ltd.	5,526	13,609
Escorts Ltd.	902	7,012
Glenmark Pharmaceuticals Ltd.	3,761	24,183
HCL Technologies Ltd.	27,512	424,360
HDFC Bank Ltd.	5,472	193,947
HDFC Life Insurance Co. Ltd., 144A	11,921	80,238
Hero MotoCorp Ltd.	997	37,324
Hexaware Technologies Ltd.	1,945	10,677
Hindalco Industries Ltd.	56,206	168,505
Hindustan Unilever Ltd.	16,024	415,210
Housing Development Finance Corp. Ltd.	27,986	889,258
India Cements Ltd. (The)	7,285	10,542
Indraprastha Gas Ltd.	3,609	16,457
IndusInd Bank Ltd.	3,777	77,223
Info Edge India Ltd.	387	12,607
Infosys Ltd.	25,530	271,321

COMMON STOCKS (continued)	Shares	Value
India (continued)
ITC Ltd.	9,825	$38,999
Jubilant Foodworks Ltd.	2,582	46,176
Jubilant Life Sciences Ltd.	1,317	9,777
Just Dial Ltd.*	11,976	132,100
KEC International Ltd.	2,182	10,186
Kotak Mahindra Bank Ltd.	7,837	167,693
KPIT Technologies Ltd.*	4,598	6,417
LIC Housing Finance Ltd.	5,075	40,869
Mahindra & Mahindra Ltd.	2,507	23,818
Mindtree Ltd.	3,493	46,952
Motherson Sumi Systems Ltd.	3,975	7,031
Mphasis Ltd.	644	9,372
Nestle India Ltd.	81	13,996
NIIT Technologies Ltd.	1,421	27,706
Pidilite Industries Ltd.	3,105	54,632
RBL Bank Ltd.	1,083	10,023
Reliance Capital Ltd.	9,988	9,543
Reliance Infrastructure Ltd.	3,412	2,745
SBI Life Insurance Co. Ltd., 144A	2	21
Sun Pharmaceutical Industries Ltd.	31,002	180,083
Tata Chemicals Ltd.	1,270	11,527
Tata Consultancy Services Ltd.	40,268	1,300,799
Tata Global Beverages Ltd.	7,031	27,463
Tech Mahindra Ltd.	29,543	302,689
UltraTech Cement Ltd.	1,821	120,254
United Breweries Ltd.	634	12,306
United Spirits Ltd.*	25,713	217,993
UPL Ltd.	1,946	26,447
Wipro Ltd.	23,560	95,767
Zee Entertainment Enterprises Ltd.	4,762	23,419

		6,212,504

Indonesia — 0.1%
Astra International Tbk PT	417,700	220,167
Bank Central Asia Tbk PT	239,300	508,029
Bank Mandiri Persero Tbk PT	347,700	197,623
Bank Negara Indonesia Persero Tbk PT	240,400	156,577
Bank Rakyat Indonesia Persero Tbk PT	277,300	85,643
Bukit ASAm Tbk PT	70,500	14,801
Gudang Garam Tbk PT	9,800	53,348
Pabrik Kertas Tjiwi Kimia Tbk PT	17,500	15,600
Semen Indonesia Persero Tbk PT	34,600	28,376
Telekomunikasi Indonesia Persero Tbk PT	289,600	84,804
United Tractors Tbk PT	22,300	44,522

		1,409,490

Ireland — 0.0%
AIB Group PLC	50,645	207,450
Bank of Ireland Group PLC	30,303	158,300
Kingspan Group PLC	1,722	93,493
Smurfit Kappa Group PLC	5,598	169,565

		628,808

Israel — 0.0%
Bank Hapoalim BM	8,960	66,553
Bank Leumi Le-Israel BM	10,944	78,991

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Israel (continued)
Delek Group Ltd.	79	$13,569
Elbit Systems Ltd.	44	6,562
Mizrahi Tefahot Bank Ltd.	926	21,383
Nice Ltd.*	374	50,939
Paz Oil Co. Ltd.	69	9,688
Teva Pharmaceutical Industries Ltd., ADR*	9,122	84,196

		331,881

Italy — 0.2%
Amplifon SpA	5,021	117,574
Assicurazioni Generali SpA	18,052	339,786
Atlantia SpA	4,735	123,453
Azimut Holding SpA	778	14,999
Enel SpA	53,700	375,025
Eni SpA	1,677	27,917
Ferrari NV	13,826	2,241,866
FinecoBank Banca Fineco SpA	1,553	17,327
Hera SpA	10,536	40,325
Interpump Group SpA	1,526	46,945
Mediobanca Banca di Credito Finanziario SpA	45,622	469,900
Moncler SpA	32,347	1,387,842
Poste Italiane SpA, 144A	8,103	85,311
Recordati SpA	1,070	44,609
Snam SpA	13,374	66,455
UniCredit SpA	12,450	152,975

		5,552,309

Japan — 2.1%
Acom Co. Ltd.	16,200	58,463
Advantest Corp.	10,600	292,733
AEON Financial Service Co. Ltd.	3,100	50,057
AGC, Inc.	8,000	276,885
Aica Kogyo Co. Ltd.	600	20,094
Air Water, Inc.	28,000	480,328
Alfresa Holdings Corp.	5,600	138,529
Amada Holdings Co. Ltd.	8,900	100,462
Aoyama Trading Co. Ltd.	4,900	96,126
Aozora Bank Ltd.	2,200	52,850
Asahi Kasei Corp.	14,900	159,192
Asics Corp.	1,400	15,212
Astellas Pharma, Inc.	130,600	1,863,335
Bank of Kyoto Ltd. (The)	500	19,352
Benesse Holdings, Inc.	2,300	53,556
Brother Industries Ltd.	1,800	34,092
Calbee, Inc.	400	10,773
Capcom Co. Ltd.	2,100	42,146
Central Japan Railway Co.	1,700	340,778
Chubu Electric Power Co., Inc.	29,000	407,175
Chugai Pharmaceutical Co. Ltd.	9,700	634,368
Chugoku Electric Power Co., Inc. (The)	7,000	88,320
Citizen Watch Co. Ltd.	41,300	212,453
COMSYS Holdings Corp.	600	15,235
Credit Saison Co. Ltd.	4,000	46,904
CyberAgent, Inc.	1,800	65,402
Dai Nippon Printing Co. Ltd.	12,800	273,313
Daicel Corp.	11,200	99,839

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Dai-ichi Life Holdings, Inc.	95,900	$1,450,899
Daiichi Sankyo Co. Ltd.	4,200	219,722
Daito Trust Construction Co. Ltd.	4,500	573,276
Daiwa Securities Group, Inc.	36,000	157,950
Denso Corp.	2,200	92,708
Dentsu, Inc.	7,800	272,778
DIC Corp.	400	10,577
DMG Mori Co. Ltd.	3,200	51,567
East Japan Railway Co.	10,800	1,012,036
Eisai Co. Ltd.	6,700	379,471
Electric Power Development Co. Ltd.	1,000	22,751
Fancl Corp.	2,700	66,608
Fast Retailing Co. Ltd.	700	424,302
Fuji Electric Co. Ltd.	4,100	141,979
Fuji Media Holdings, Inc.	4,300	60,044
FUJIFILM Holdings Corp.	2,700	137,317
Fujitsu Ltd.	4,900	341,993
Fukuoka Financial Group, Inc.	8,400	153,731
Glory Ltd.	1,500	39,659
Hakuhodo DY Holdings, Inc.	6,200	104,718
HIS Co. Ltd.	400	9,963
Hisamitsu Pharmaceutical Co., Inc.	200	7,903
Hitachi Capital Corp.	600	13,363
Hitachi Chemical Co. Ltd.	800	21,780
Hitachi Ltd.	8,500	312,017
Hokuriku Electric Power Co.*	1,400	10,174
Honda Motor Co. Ltd.	15,500	401,356
Hoya Corp.	5,000	384,356
Iida Group Holdings Co. Ltd.	7,700	124,502
Isetan Mitsukoshi Holdings Ltd.	10,400	84,466
Itochu Techno-Solutions Corp.	4,600	118,069
Iyo Bank Ltd. (The)	2,800	14,171
Japan Exchange Group, Inc.	6,300	100,354
Japan Post Bank Co. Ltd.	37,900	384,905
Japan Post Holdings Co. Ltd.	39,400	446,303
Japan Post Insurance Co. Ltd.	7,500	138,939
Japan Tobacco, Inc.	33,000	728,279
JTEKT Corp.	4,700	57,283
JXTG Holdings, Inc.	416,000	2,073,844
Kajima Corp.	20,000	275,144
Kakaku.com, Inc.	5,700	110,234
Kaneka Corp.	7,000	263,900
Kansai Electric Power Co., Inc. (The)	7,500	86,009
Kao Corp.	21,000	1,604,854
KDDI Corp.	31,000	788,214
Keihan Holdings Co. Ltd.	2,200	95,955
Kewpie Corp.	600	13,235
Keyence Corp.	300	184,990
Kirin Holdings Co. Ltd.	91,200	1,966,500
Kobayashi Pharmaceutical Co. Ltd.	1,600	114,726
Komeri Co. Ltd.	500	10,225
Konami Holdings Corp.	3,900	183,010
Kose Corp.	700	117,790
Kyowa Kirin Co. Ltd.	4,300	77,560
Kyushu Electric Power Co., Inc.	600	5,896
Lintec Corp.	500	10,439

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
LIXIL Group Corp.	15,500	$245,037
Mabuchi Motor Co. Ltd.	400	13,714
Marubeni Corp.	31,800	210,975
Matsumotokiyoshi Holdings Co. Ltd.	500	14,644
Medipal Holdings Corp.	5,900	130,409
MEIJI Holdings Co. Ltd.	300	21,458
Miraca Holdings, Inc.	3,400	77,462
Mitsubishi Chemical Holdings Corp.	105,900	741,410
Mitsubishi Electric Corp.	13,800	182,273
Mitsubishi Gas Chemical Co., Inc.	17,300	231,316
Mitsubishi Motors Corp.	55,300	265,467
Mitsubishi UFJ Financial Group, Inc.	619,400	2,947,049
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	10,631
Mitsui & Co. Ltd.	67,800	1,105,826
Mitsui Chemicals, Inc.	2,300	57,108
Mixi, Inc.	4,000	80,343
Mizuho Financial Group, Inc.	275,100	398,963
MS&AD Insurance Group Holdings, Inc.	7,300	231,993
Murata Manufacturing Co. Ltd.	300	13,534
NEC Corp.	2,700	106,585
Nintendo Co. Ltd.	800	294,152
Nippon Paint Holdings Co. Ltd.	400	15,600
Nippon Paper Industries Co. Ltd.	700	12,414
Nippon Shokubai Co. Ltd.	200	13,244
Nippon Telegraph & Telephone Corp.	16,400	764,607
Nissan Chemical Corp.	2,000	90,467
Nissan Motor Co. Ltd.	71,100	509,534
Nisshinbo Holdings, Inc.	1,100	8,421
Nitto Denko Corp.	18,400	910,646
NOK Corp.	1,400	21,015
Nomura Holdings, Inc.	72,800	256,880
NS Solutions Corp.	500	15,865
NTN Corp.	7,100	21,161
NTT DOCOMO, Inc.	71,200	1,660,666
Obayashi Corp.	5,400	53,301
Obic Co. Ltd.	1,800	204,403
Oji Holdings Corp.	11,300	65,465
Olympus Corp.	9,100	101,342
Omron Corp.	5,000	261,599
Ono Pharmaceutical Co. Ltd.	1,700	30,515
Oracle Corp.	2,800	204,617
Oriental Land Co. Ltd.	600	74,419
ORIX Corp.	29,600	442,179
Osaka Gas Co. Ltd.	2,500	43,636
Otsuka Corp.	4,500	181,152
Otsuka Holdings Co. Ltd.	13,600	444,290
PeptiDream, Inc.*	900	46,188
Persol Holdings Co. Ltd.	2,900	68,380
Pola Orbis Holdings, Inc.	16,900	473,694
Recruit Holdings Co. Ltd.	8,500	284,655
Resona Holdings, Inc.	234,100	976,351
Ricoh Co. Ltd.	1,100	11,010
Rohm Co. Ltd.	1,300	87,701
Ryohin Keikaku Co. Ltd.	900	162,532
Sanwa Holdings Corp.	1,200	12,927

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Sapporo Holdings Ltd.	500	$10,542
Secom Co. Ltd.	4,600	396,638
Seino Holdings Co. Ltd.	1,200	15,990
Seria Co. Ltd.	600	13,865
Seven & iHoldings Co. Ltd.	10,400	352,227
Shikoku Electric Power Co., Inc.	1,200	11,096
Shimachu Co. Ltd.	500	11,624
Shimadzu Corp.	1,900	46,701
Shimizu Corp.	18,300	152,183
Shin-Etsu Chemical Co. Ltd.	7,500	700,496
Shionogi & Co. Ltd.	6,300	363,526
Shiseido Co. Ltd.	4,600	348,001
Showa Denko KK	4,000	118,383
Softbank Corp.	23,300	302,674
SoftBank Group Corp.	8,500	407,947
Sohgo Security Services Co. Ltd.	3,500	161,787
Sompo Holdings, Inc.	14,400	556,768
Sony Corp.	1,800	94,260
Sony Financial Holdings, Inc.	800	19,225
Subaru Corp.	5,000	121,737
Sumitomo Chemical Co. Ltd.	65,900	306,684
Sumitomo Corp.	31,700	481,301
Sumitomo Dainippon Pharma Co. Ltd.	2,400	45,586
Sumitomo Mitsui Financial Group, Inc.	11,100	392,536
Sumitomo Mitsui Trust Holdings, Inc.	2,500	90,827
Sumitomo Rubber Industries Ltd.	3,200	37,039
Sundrug Co. Ltd.	8,600	232,964
Suntory Beverage & Food Ltd.	2,200	95,686
Suzuken Co. Ltd.	3,200	188,039
Sysmex Corp.	900	58,859
T&D Holdings, Inc.	40,900	444,961
Taiheiyo Cement Corp.	500	15,154
Taisei Corp.	7,800	283,910
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	107,791
Takashimaya Co. Ltd.	3,200	35,137
Takeda Pharmaceutical Co. Ltd.	25,950	922,108
TDK Corp.	500	38,793
TIS, Inc.	2,500	127,408
Toho Co. Ltd.	1,300	55,347
Toho Gas Co. Ltd.	1,700	62,614
Tohoku Electric Power Co., Inc.	6,200	62,673
Tokai Tokyo Financial Holdings, Inc.	2,300	7,035
Tokio Marine Holdings, Inc.	7,100	356,185
Tokyo Broadcasting System Holdings, Inc.	600	10,266
Tokyo Electric Power Co. Holdings, Inc.*	15,000	78,320
Tokyo Electron Ltd.	1,900	267,305
Tokyo Gas Co. Ltd.	6,100	143,729
Tokyo Tatemono Co. Ltd.	2,300	25,607
Tokyu Fudosan Holdings Corp.	20,300	112,222
Topcon Corp.	900	11,302
Toppan Printing Co. Ltd.	21,500	327,307
Toray Industries, Inc.	12,700	96,739
Toshiba Corp.	2,400	74,673

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Tosoh Corp.	11,300	$159,389
TOTO Ltd.	3,400	134,677
Toyo Seikan Group Holdings Ltd.	8,600	171,005
Toyobo Co. Ltd.	800	9,568
Toyota Boshoku Corp.	1,500	19,714
Toyota Motor Corp.	15,100	939,214
Trend Micro, Inc.	6,300	280,752
TS Tech Co. Ltd.	200	5,461
Ube Industries Ltd.	20,100	417,645
Ulvac, Inc.	5,900	187,359
Yahoo Japan Corp.	13,600	40,023
Yamaguchi Financial Group, Inc.	6,900	47,218
Yamaha Motor Co. Ltd.	3,200	57,007
Zenkoku Hosho Co. Ltd.	300	11,537
Zeon Corp.	11,700	130,576

		51,326,913

Luxembourg — 0.0%
ArcelorMittal	1,390	24,947
Reinet Investments SCA	887	14,291
SES SA	957	14,967

		54,205

Macau — 0.0%
Sands China Ltd.	91,900	439,793

Malaysia — 0.0%
CIMB Group Holdings Bhd	14,800	19,279
Fraser & Neave Holdings Bhd	2,300	19,206
Genting Bhd	129,500	212,363
Malayan Banking Bhd	18,500	39,754
Petronas Chemicals Group Bhd	13,500	27,440
Petronas Dagangan Bhd	7,400	45,484
Public Bank Bhd	21,900	121,827
QL Resources Bhd	9,900	16,386
Tenaga Nasional Bhd	9,200	30,806

		532,545

Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	58,384	57,247
Alsea SAB de CV*	5,100	10,070
America Movil SAB de CV (Class L Stock)	1,085,308	791,063
Banco del Bajio SA, 144A	6,600	13,218
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	4,600	7,058
Cemex SAB de CV, UTS	21,900	9,253
Coca-Cola Femsa SAB de CV, UTS	4,600	28,496
Grupo Aeroportuario del Centro Norte SAB de CV	3,100	18,944
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,300	23,952
Grupo Bimbo SAB de CV (Class A Stock)	14,200	29,600
Grupo Elektra SAB DE CV	123	8,067
Grupo Financiero Banorte SAB de CV (Class O Stock)	7,032	40,843
Grupo Televisa SAB, UTS	8,000	13,504

COMMON STOCKS (continued)	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	13,700	$25,446
Megacable Holdings SAB de CV, UTS	4,800	20,457
Mexichem SAB de CV	19,787	41,659
Wal-Mart de Mexico SAB de CV	267,226	729,403

		1,868,280

Netherlands — 0.4%
Adyen NV, 144A*	981	757,839
ASM International NV	1,376	89,651
ASR Nederland NV	285	11,592
BE Semiconductor Industries NV	15,361	396,284
EXOR NV	423	29,641
Flow Traders, 144A	1,013	29,589
Heineken Holding NV	291	30,501
ING Groep NV	65,331	757,243
Koninklijke Ahold Delhaize NV	21,179	476,041
Koninklijke DSM NV	6,170	761,653
Koninklijke KPN NV	8,420	25,835
Koninklijke Philips NV	12,763	555,187
NN Group NV	22,216	893,953
NXP Semiconductors NV	2,595	253,298
Randstad NV	5,397	296,080
Royal Dutch Shell PLC (Class A Stock)	92,027	3,007,052
Royal Dutch Shell PLC (Class B Stock)	50,960	1,669,761
Wolters Kluwer NV	6,548	476,771

		10,517,971

New Zealand — 0.0%
a2 Milk Co. Ltd. (XASX)*	19,199	186,813
a2 Milk Co. Ltd. (XNZE)*	2,327	22,982
Auckland International Airport Ltd.	9,818	64,850
Fisher & Paykel Healthcare Corp. Ltd.	13,641	141,459
Ryman Healthcare Ltd.	19,522	154,488

		570,592

Norway — 0.1%
DNB ASA	61,418	1,143,703
Equinor ASA	29,679	585,146
Gjensidige Forsikring ASA	8,639	173,884
Orkla ASA	8,980	79,708
Schibsted ASA (Class A Stock)	371	10,233
Storebrand ASA	6,763	49,706
Telenor ASA	9,586	203,434
TGS NOPEC Geophysical Co. ASA	1,394	39,264

		2,285,078

Philippines — 0.0%
Ayala Corp.	2,120	37,037
Ayala Land, Inc.	92,600	91,718
JG Summit Holdings, Inc.	16,720	21,969
Metropolitan Bank & Trust Co.	19,185	26,698
San Miguel Corp.	3,390	11,593
SM Prime Holdings, Inc.	37,200	26,911
Universal Robina Corp.	6,730	21,814

		237,740

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Poland — 0.1%
Bank Polska Kasa Opieki SA	14,486	$434,326
Grupa Lotos SA	4,359	98,869
KGHM Polska Miedz SA*	7,877	218,526
PGE Polska Grupa Energetyczna SA*	14,928	38,379
Polski Koncern Naftowy ORLEN SA	18,837	454,298
Polskie Gornictwo Naftowe i Gazownictwo SA	86,512	123,049
Powszechna Kasa Oszczednosci Bank Polski SA	4,099	47,038
Powszechny Zaklad Ubezpieczen SA	35,929	420,569
Santander Bank Polska SA	431	42,837

		1,877,891

Portugal — 0.0%
Banco Comercial Portugues SA (Class R Stock)	145,620	45,041
Galp Energia SGPS SA	6,667	102,673
Jeronimo Martins SGPS SA	4,192	67,513

		215,227

Russia — 0.1%
Alrosa PJSC	23,050	31,488
Gazprom PJSC	102,191	376,489
Inter RAO UES PJSC	315,000	22,551
LUKOIL PJSC	4,305	360,448
Magnit PJSC, GDR	3,113	45,451
Magnitogorsk Iron & Steel Works PJSC	12,600	9,030
MMC Norilsk Nickel PJSC	691	156,039
Mobile TeleSystems PJSC, ADR	5,427	50,525
Novolipetsk Steel PJSC	4,950	12,537
PhosAgro PJSC, GDR	1,268	16,683
Severstal PJSC	1,880	31,702
Surgutneftegas PJSC	62,795	26,204
Tatneft PJSC	16,075	198,307

		1,337,454

Singapore — 0.1%
CapitaLand Mall Trust	245,900	478,039
DBS Group Holdings Ltd.	12,500	239,803
IGG, Inc.	11,000	12,268
Jardine Cycle & Carriage Ltd.	300	8,037
Keppel Corp. Ltd.	119,700	589,916
Keppel REIT	12,000	11,163
Mapletree Commercial Trust	159,000	245,551
Mapletree Industrial Trust	8,300	13,748
Oversea-Chinese Banking Corp. Ltd.	75,100	631,653
SATS Ltd.	2,800	10,799
Singapore Exchange Ltd.	7,600	44,520
Singapore Technologies Engineering Ltd.	185,500	567,463
Singapore Telecommunications Ltd.	7,300	18,880
Suntec Real Estate Investment Trust	128,500	184,218
United Overseas Bank Ltd.	23,600	455,511

		3,511,569

COMMON STOCKS (continued)	Shares	Value
South Africa — 0.1%
Absa Group Ltd.	5,183	$64,749
Anglo American Platinum Ltd.	2,352	139,857
Anglo American PLC (BATE)	39,554	1,129,571
Anglo American PLC (XJSE)	10,478	299,334
AngloGold Ashanti Ltd.	5,200	93,430
Aspen Pharmacare Holdings Ltd.	3,426	24,458
Barloworld Ltd.	1,017	9,218
Bidvest Group Ltd. (The)	4,914	66,065
Clicks Group Ltd.	1,507	21,996
FirstRand Ltd.	42,453	206,678
Growthpoint Properties Ltd.	16,348	28,204
Imperial Logistics Ltd.	2,273	8,314
Investec Ltd.	11,346	73,956
Kumba Iron Ore Ltd.	1,306	46,264
Liberty Holdings Ltd.	3,862	28,974
MMI Holdings Ltd.	19,350	26,075
MultiChoice Group Ltd.*	3,150	29,954
Naspers Ltd. (Class N Stock)	1,330	323,394
Nedbank Group Ltd.	2,390	42,962
Netcare Ltd.	11,742	14,981
Redefine Properties Ltd.	21,301	13,682
Remgro Ltd.	8,573	114,462
RMB Holdings Ltd.	11,625	69,575
Sanlam Ltd.	23,915	132,797
SPAR Group Ltd. (The)	2,467	32,739
Standard Bank Group Ltd.	26,360	368,635

		3,410,324

South Korea — 0.2%
Amorepacific Corp.	351	50,099
Celltrion, Inc.*	875	155,992
Doosan Bobcat, Inc.	866	27,306
Doosan Infracore Co. Ltd.*	797	4,304
Fila Korea Ltd.	504	33,586
Hana Financial Group, Inc.	2,349	76,154
Hanwha Aerospace Co. Ltd.*	609	17,563
Hanwha Chemical Corp.	1,701	33,532
Helixmith Co. Ltd.*	136	19,904
Hyundai Mobis Co. Ltd.	416	84,859
Hyundai Motor Co.	1,619	196,048
Industrial Bank of Korea	5,566	67,770
KB Financial Group, Inc.	3,136	124,329
Kia Motors Corp.	9,490	361,412
Korea Zinc Co. Ltd.	279	114,825
KT Corp.	40	982
LG Electronics, Inc.	5,447	375,201
LG Household & Health Care Ltd.	146	166,009
Medy-Tox, Inc.	39	15,196
NAVER Corp.	661	65,401
NH Investment & Securities Co. Ltd.	5,622	70,618
Poongsan Corp.	532	11,932
POSCO	1,887	399,361
Samsung Electronics Co. Ltd.	29,248	1,190,233
Samsung Life Insurance Co. Ltd.	280	20,268
Samsung SDS Co. Ltd.	947	176,494
Shinhan Financial Group Co. Ltd.	5,734	222,481
SillaJen, Inc.*	594	25,504
SK Innovation Co. Ltd.	1,301	179,274

		4,286,637

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Spain — 0.2%
Acciona SA	4,041	$433,755
Aena SME SA, 144A	6,537	1,296,186
Banco Bilbao Vizcaya Argentaria SA	293,599	1,640,053
Banco Santander SA	156,489	724,512
CaixaBank SA	18,545	53,106
Cia de Distribucion Integral Logista Holdings SA	473	10,729
CIE Automotive SA	392	11,364
Grifols SA	3,296	97,521
Iberdrola SA	22,302	222,266
Industria de Diseno Textil SA	3,972	119,472
Mapfre SA	79,330	232,074
Mediaset Espana Comunicacion SA	47,901	348,318
Melia Hotels International SA	2,276	21,768
Merlin Properties Socimi SA	6,456	89,625
Red Electrica Corp. SA	2,570	53,532
Repsol SA	8,381	131,561
Telefonica SA	65,346	536,744

		6,022,586

Sweden — 0.2%
AAK AB	664	12,587
Atlas Copco AB (Class A Stock)	8,301	265,246
Epiroc AB (Class A Stock)	4,344	45,200
Essity AB (Class B Stock)	6,871	211,092
Fabege AB	35,388	532,157
Hennes & Mauritz AB (Class B Stock)	709	12,607
ICA Gruppen AB	5,304	227,844
Industrivarden AB (Class C Stock)	7,203	159,861
Investor AB (Class B Stock)	811	38,982
Lundin Petroleum AB	5,163	160,521
Skandinaviska Enskilda Banken AB (Class A Stock)	94,465	873,388
Svenska Handelsbanken AB (Class A Stock)	2,582	25,553
Swedish Match AB	9,612	405,692
Telia Co. AB	3,984	17,691
Volvo AB (Class B Stock)	135,090	2,143,707

		5,132,128

Switzerland — 1.0%
ABB Ltd.	1,649	33,138
Alcon, Inc.*	8,725	540,250
Baloise Holding AG	139	24,605
Banque Cantonale Vaudoise	12	9,351
Barry Callebaut AG	275	552,155
Chocoladefabriken Lindt & Spruengli AG	3	243,711
Clariant AG*	6,991	141,864
Credit Suisse Group AG*	43,285	517,366
EMS-Chemie Holding AG	162	105,192
Flughafen Zurich AG	2,926	551,347
Galenica AG, 144A*	4,022	202,138
Glencore PLC*	119,830	416,780
IWG PLC	30,555	132,367
Julius Baer Group Ltd.*	1,681	74,747
Landis+Gyr Group AG*	1,794	142,912
Logitech International SA	45,050	1,799,188
Lonza Group AG*	35	11,835

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Nestle SA	49,976	$5,173,051
Novartis AG	29,160	2,661,515
OC Oerlikon Corp. AG	33,845	413,633
Pargesa Holding SA	540	41,621
PSP Swiss Property AG	3,216	375,963
Roche Holding AG	17,596	4,954,430
SGS SA	94	239,397
Sika AG	11,907	2,036,551
Sonova Holding AG	909	206,734
STMicroelectronics NV	1,152	20,454
Straumann Holding AG	502	443,675
Sunrise Communications Group AG, 144A*	6,492	485,113
Swiss Life Holding AG	250	124,031
Swiss Re AG	2,268	230,411
Swisscom AG	296	148,688
Temenos AG*	3,211	575,010
UBS Group AG*	54,179	644,310
Zurich Insurance Group AG	404	140,426

		24,413,959

Taiwan — 0.4%
Accton Technology Corp.	5,000	21,286
Arcadyan Technology Corp.	4,000	11,496
Cathay Financial Holding Co. Ltd.*	243,000	336,572
Chailease Holding Co. Ltd.	3,000	12,427
China Development Financial Holding Corp.	42,000	12,816
China Life Insurance Co. Ltd.	193,981	155,253
China Steel Corp.	188,000	151,031
Chipbond Technology Corp.	8,000	15,634
Compal Electronics, Inc.*	270,000	177,139
CTBC Financial Holding Co. Ltd.	721,680	496,433
Delta Electronics, Inc.	62,000	315,192
Elan Microelectronics Corp.	6,000	14,118
Formosa Petrochemical Corp.	44,000	156,559
Fubon Financial Holding Co. Ltd.	447,000	660,181
Hon Hai Precision Industry Co. Ltd.	11,000	27,441
Innolux Corp.	406,000	95,988
Largan Precision Co. Ltd.	4,000	497,988
Lite-On Technology Corp.	30,189	44,180
MediaTek, Inc.	88,000	892,779
Novatek Microelectronics Corp.	19,000	106,043
Quanta Computer, Inc.	92,000	179,015
Radiant Opto-Electronics Corp.	43,000	144,296
Realtek Semiconductor Corp.	41,000	302,050
Simplo Technology Co. Ltd.	2,400	19,391
Sitronix Technology Corp.	4,000	16,810
TaiMed Biologics, Inc.*	1,000	5,148
Taiwan Semiconductor Manufacturing Co. Ltd.	301,000	2,305,876
TCI Co. Ltd.	1,149	15,861
TPK Holding Co. Ltd.*	6,000	9,627
Tripod Technology Corp.	4,000	14,215
Unimicron Technology Corp.	19,000	21,692
Uni-President Enterprises Corp.	345,000	918,608
Wistron NeWeb Corp.	9,000	21,282
WPG Holdings Ltd.	33,120	43,027
Yuanta Financial Holding Co. Ltd.	461,000	276,788

		8,494,242

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Thailand — 0.0%
Bangkok Chain Hospital PCL, NVDR	17,200	$9,312
Bangkok Dusit Medical Services PCL, NVDR	56,300	47,717
Berli Jucker PCL, NVDR	103,500	170,536
CK Power PCL, NVDR	51,000	11,748
Gulf Energy Development PCL	4,900	19,660
Thanachart Capital PCL, NVDR	14,700	26,614
True Corp. PCL, NVDR	393,100	75,111

		360,698

Turkey — 0.1%
Akbank T.A.S.*	249,958	293,819
Coca-Cola Icecek A/S	1,926	9,953
Enerjisa Enerji A/S, 144A	7,212	6,864
Eregli Demir ve Celik Fabrikalari TAS	31,046	42,241
Haci Omer Sabanci Holding A/S	47,687	70,747
KOC Holding A/S	7,820	23,627
TAV Havalimanlari Holding A/S	7,514	35,115
Tekfen Holding A/S	2,660	11,930
Tupras Turkiye Petrol Rafinerileri A/S	386	7,675
Turk Telekomunikasyon A/S*	33,203	28,589
Turkiye Garanti Bankasi A/S*	291,878	459,555
Turkiye Is Bankasi A/S (Class C Stock)*	335,285	350,372
Turkiye Vakiflar Bankasi TAO (Class D Stock)	30,519	22,095
Ulker Biskuvi Sanayi A/S*	2,710	9,113
Vestel Elektronik Sanayi ve Ticaret A/S*	5,683	12,149
Yapi ve Kredi Bankasi A/S*	26,515	11,037

		1,394,881

United Arab Emirates — 0.0%
NMC Health PLC	464	14,194

United Kingdom — 1.5%
3i Group PLC	6,494	91,863
Admiral Group PLC	2,930	82,249
Amcor PLC*	1,747	20,073
Ashmore Group PLC	14,333	92,834
Ashtead Group PLC	11,216	321,727
Associated British Foods PLC	2	63
AstraZeneca PLC	8,810	719,847
Auto Trader Group PLC, 144A	174,542	1,214,873
Aviva PLC	28,638	151,577
BAE Systems PLC	24,664	155,234
Barclays PLC	149,612	285,071
Barratt Developments PLC	75,601	549,724
BBA Aviation PLC	5,825	20,897
boohoo Group PLC*	20,273	54,563
Bovis Homes Group PLC	12,423	163,126
BP PLC	250,479	1,747,800
British American Tobacco PLC	27,881	974,801
British Land Co. PLC (The)	16,267	111,289
BT Group PLC	10,002	24,986
Centrica PLC	211,527	235,378
Close Brothers Group PLC	9	162

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Compass Group PLC	87,730	$2,103,517
Croda International PLC	3,069	199,859
DCC PLC	4,284	382,563
Derwent London PLC	581	23,003
Diageo PLC	73,934	3,183,916
Dialog Semiconductor PLC*	22,264	898,021
Direct Line Insurance Group PLC	98,691	416,281
easyJet PLC	2,890	34,968
Electrocomponents PLC	14,390	115,745
Experian PLC	4,460	135,144
Fevertree Drinks PLC	2,226	65,678
Fiat Chrysler Automobiles NV	10,744	149,605
GlaxoSmithKline PLC	170,638	3,416,192
Greggs PLC	5,929	173,469
Halma PLC	384	9,867
Hargreaves Lansdown PLC	2,069	50,432
HSBC Holdings PLC	289,649	2,417,722
IG Group Holdings PLC	59,975	445,493
Inchcape PLC	31,455	246,399
Informa PLC	1,420	15,066
Intertek Group PLC	15,942	1,114,075
J Sainsbury PLC	40,481	100,711
JD Sports Fashion PLC	7,959	59,327
Jupiter Fund Management PLC	15,979	85,827
Kingfisher PLC	67,942	185,242
Land Securities Group PLC	10,129	107,236
Legal & General Group PLC	324,601	1,112,161
Liberty Global PLC (Class A Stock)*	241	6,505
Liberty Global PLC (Class C Stock)*	12,218	324,144
Linde PLC	3,573	717,458
Lloyds Banking Group PLC	59,341	42,725
London Stock Exchange Group PLC	1,324	92,360
Man Group PLC	84,852	167,794
Mondi Ltd.	2,470	55,597
Moneysupermarket.com Group PLC	75,007	393,105
National Grid PLC	120,550	1,279,221
Next PLC	132	9,264
Ocado Group PLC*	584	8,654
Pagegroup PLC	3,529	23,003
Pearson PLC	11,866	123,450
Petrofac Ltd.	43,141	235,821
Reckitt Benckiser Group PLC	4,817	380,114
RELX PLC	2,809	68,212
Rentokil Initial PLC	7,979	40,323
Royal Bank of Scotland Group PLC	80,841	225,857
Royal Mail PLC	129,520	348,904
RSA Insurance Group PLC	10,297	75,493
Sage Group PLC (The)	14,127	144,116
Schroders PLC	1,540	59,671
Severn Trent PLC	8,435	219,277
Smith & Nephew PLC	8,527	184,657
Spirax-Sarco Engineering PLC	2,624	306,479
SSP Group PLC	6,901	60,180
St. James’s Place PLC	1,134	15,831
Standard Chartered PLC	31,484	285,924
Standard Life Aberdeen PLC	1,865	6,982
Tate & Lyle PLC	11,805	110,744
Tesco PLC	9,057	26,064

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Unilever NV, CVA	40,582	$2,470,694
Unilever PLC	14,911	926,551
Vodafone Group PLC	516,219	846,636
WH Smith PLC	634	15,869
Whitbread PLC	2,284	134,259
William Hill PLC	60,104	118,071
Wm Morrison Supermarkets PLC	287,716	735,898
WPP PLC	5,996	75,513

		35,627,076

United States — 17.2%
A.O. Smith Corp.	5,482	258,531
Abbott Laboratories	17,694	1,488,065
AbbVie, Inc.	38,128	2,772,668
ABIOMED, Inc.*	21	5,470
Accenture PLC (Class A Stock)	2,676	494,445
Activision Blizzard, Inc.	11,374	536,853
Acuity Brands, Inc.	3,640	501,992
Adobe, Inc.*	7,956	2,344,235
ADT, Inc.(a)	30,498	186,648
Advance Auto Parts, Inc.	7,857	1,211,078
Advanced Micro Devices, Inc.*	6,397	194,277
Aflac, Inc.	1,188	65,114
Agilent Technologies, Inc.	1,648	123,056
Air Products & Chemicals, Inc.	6,235	1,411,417
Albemarle Corp.(a)	2,067	145,537
Alexandria Real Estate Equities, Inc.	787	111,038
Alexion Pharmaceuticals, Inc.*	1,846	241,789
Align Technology, Inc.*	1,514	414,382
Alkermes PLC*	5,952	134,158
Allegion PLC	10,611	1,173,046
Allergan PLC	5,156	863,269
Alliant Energy Corp.	25,694	1,261,062
Allstate Corp. (The)	13,086	1,330,715
Ally Financial, Inc.	6,607	204,751
Alphabet, Inc. (Class A Stock)*	4,114	4,454,639
Alphabet, Inc. (Class C Stock)*	5,615	6,069,310
Altria Group, Inc.	9,151	433,300
Amazon.com, Inc.*	9,238	17,493,354
American Airlines Group, Inc.	16,207	528,510
American Electric Power Co., Inc.	8,406	739,812
American Express Co.	19,655	2,426,213
American Financial Group, Inc.	1,205	123,476
American International Group, Inc.	4,511	240,346
American Water Works Co., Inc.(a)	16,112	1,868,992
Ameriprise Financial, Inc.	331	48,048
AmerisourceBergen Corp.	8,029	684,553
AMETEK, Inc.	1,391	126,358
Amgen, Inc.	21,848	4,026,149
Anadarko Petroleum Corp.	8,495	599,407
Analog Devices, Inc.	2,508	283,078
Antero Midstream Corp.(a)	7,462	85,515
Anthem, Inc.	4,254	1,200,521
Aon PLC	2,582	498,274
Apache Corp.	640	18,541
Apple, Inc.	67,112	13,282,807
Applied Materials, Inc.	25,586	1,149,067
Archer-Daniels-Midland Co.	22,272	908,698
Arthur J Gallagher & Co.	6,890	603,495

COMMON STOCKS (continued)	Shares	Value
United States (continued)
AT&T, Inc.	73,016	$2,446,766
Automatic Data Processing, Inc.	16,016	2,647,925
AutoZone, Inc.*	1,594	1,752,555
Avista Corp.	6,199	276,475
AXA Equitable Holdings, Inc.	2,912	60,861
Baker Hughes a GE Co.	10,891	268,245
Ball Corp.	9,466	662,525
Bank of America Corp.	155,414	4,507,006
Bank of New York Mellon Corp. (The)	6,487	286,401
Bausch Health Cos., Inc.*	5,235	132,079
Baxter International, Inc.	6,384	522,850
Becton, Dickinson & Co.	1,859	468,487
Berkshire Hathaway, Inc. (Class B Stock)*	28,430	6,060,423
Best Buy Co., Inc.	14,452	1,007,738
Biogen, Inc.*	3,634	849,884
Black Hills Corp.	6,627	518,033
Boeing Co. (The)	3,711	1,350,841
Booking Holdings, Inc.*	618	1,158,571
Boston Properties, Inc.	917	118,293
Boston Scientific Corp.*	10,626	456,706
Bristol-Myers Squibb Co.	53,279	2,416,203
Broadcom, Inc.	4,306	1,239,525
C.H. Robinson Worldwide, Inc.(a)	14,560	1,228,136
Cabot Microelectronics Corp.	1	110
Cabot Oil & Gas Corp.	11,907	273,385
Capital One Financial Corp.	10,759	976,272
Cardinal Health, Inc.	3,173	149,448
CarMax, Inc.*(a)	6,974	605,552
Carnival PLC	694	30,882
Caterpillar, Inc.	9,580	1,305,658
CBRE Group, Inc. (Class A Stock)*	2,322	119,119
CBS Corp. (Class B Stock)	13,144	655,886
CDK Global, Inc.	644	31,839
CDW Corp.	9,739	1,081,029
Celgene Corp.*	14,963	1,383,180
Cerner Corp.	3,320	243,356
Charles Schwab Corp. (The)	72,845	2,927,641
Charter Communications, Inc. (Class A Stock)*	1,596	630,707
Chevron Corp.	21,033	2,617,347
Chipotle Mexican Grill, Inc.*	363	266,035
Chubb Ltd.	512	75,412
Church & Dwight Co., Inc.	13,932	1,017,872
Ciena Corp.*	7,511	308,927
Cigna Corp.	7,481	1,178,632
Cincinnati Financial Corp.	5,028	521,253
Cintas Corp.	1,593	378,003
Cirrus Logic, Inc.*(a)	7,154	312,630
Cisco Systems, Inc.	58,804	3,218,343
Citigroup, Inc.	24,466	1,713,354
Citizens Financial Group, Inc.	35,278	1,247,430
Clorox Co. (The)(a)	2,359	361,187
CME Group, Inc.(a)	1,953	379,097
Cognizant Technology Solutions Corp. (Class A Stock)	769	48,747
Colgate-Palmolive Co.	12,538	898,598

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Comcast Corp. (Class A Stock)	107,453	$4,543,113
ConocoPhillips	47,832	2,917,752
Consolidated Edison, Inc.	18,087	1,585,868
Constellium SE*	62,367	626,165
Continental Resources, Inc.*	96	4,041
Copart, Inc.*(a)	1,927	144,024
Corning, Inc.	1,002	33,296
Corteva, Inc.*	2,602	76,941
CoStar Group, Inc.*	1,877	1,039,971
Costco Wholesale Corp.	5,527	1,460,565
Coty, Inc. (Class A Stock)	11,156	149,490
Crane Co.	14,948	1,247,261
Crown Holdings, Inc.*	12,143	741,937
CSX Corp.	5,357	414,471
Cummins, Inc.	2,973	509,394
Curtiss-Wright Corp.	3,213	408,469
CVS Health Corp.	35,681	1,944,258
D.R. Horton, Inc.	4,126	177,954
Dana, Inc.	18,373	366,358
Danaher Corp.	13,895	1,985,873
Darden Restaurants, Inc.	11,234	1,367,515
DaVita, Inc.*	2,307	129,792
Deere & Co.	472	78,215
Dell Technologies, Inc. (Class C Stock)*	9,614	488,391
Delta Air Lines, Inc.	14,557	826,110
DENTSPLY SIRONA, Inc.	1,580	92,209
Devon Energy Corp.	10,920	311,438
DexCom, Inc.*	2,887	432,588
Discover Financial Services	20,135	1,562,275
Discovery, Inc. (Class A Stock)*(a)	6,111	187,608
Discovery, Inc. (Class C Stock)*	1,188	33,799
DocuSign, Inc.*	599	29,776
Dollar General Corp.	3,251	439,405
Dominion Energy, Inc.	11,697	904,412
Domino’s Pizza, Inc.	1,280	356,198
Dow, Inc.	26,900	1,326,439
Dropbox, Inc. (Class A Stock)*	12,095	302,980
DTE Energy Co.	9,154	1,170,614
Duke Energy Corp.	8,192	722,862
DuPont de Nemours, Inc.	20,348	1,527,524
East West Bancorp, Inc.	2,151	100,602
Eaton Corp. PLC	2,040	169,891
eBay, Inc.	1,500	59,250
Ecolab, Inc.	4,948	976,933
Edison International	9,381	632,373
Edwards Lifesciences Corp.*	1,918	354,331
Elanco Animal Health, Inc.*	1,984	67,059
Electronic Arts, Inc.*	3,445	348,841
Element Solutions, Inc.*	103,807	1,073,364
Eli Lilly & Co.	20,827	2,307,423
Emerson Electric Co.	9,059	604,417
Entergy Corp.	1,161	119,502
EOG Resources, Inc.	15,284	1,423,857
Equinix, Inc.	414	208,776
Equity LifeStyle Properties, Inc.	12,167	1,476,344
Equity Residential	2,174	165,050
Erie Indemnity Co. Class A Stock	432	109,849

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Essent Group Ltd.*	760	$35,712
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,580	1,571,084
Etsy, Inc.*	2,400	147,288
Evercore, Inc. (Class A Stock)	4,441	393,339
Evergy, Inc.	10,725	645,109
Exact Sciences Corp.*	596	70,352
Exelon Corp.	15,558	745,851
Expeditors International of Washington, Inc.	6,762	512,965
Extended Stay America, Inc., UTS	40,775	688,690
Exxon Mobil Corp.	48,554	3,720,693
Facebook, Inc. (Class A Stock)*	44,528	8,593,904
FactSet Research Systems, Inc.	410	117,490
FedEx Corp.	12,573	2,064,361
Fidelity National Information Services, Inc.	17,838	2,188,366
First American Financial Corp.	10,473	562,400
First Data Corp. (Class A Stock)*	5,635	152,539
First Republic Bank	6,675	651,814
FirstEnergy Corp.	7,956	340,596
Fiserv, Inc.*	3,026	275,850
Ford Motor Co.	44,032	450,447
Fortinet, Inc.*	261	20,053
Fortive Corp.	5,768	470,207
Fox Corp. (Class A Stock)	5,476	200,641
Fox Corp. (Class B Stock)	2,202	80,439
Franklin Resources, Inc.	14,175	493,290
Freeport-McMoRan, Inc.	1,498	17,392
frontdoor, Inc.*	2,248	97,900
Gaming & Leisure Properties, Inc.	10,260	399,935
GATX Corp.(a)	3,682	291,946
Generac Holdings, Inc.*	3,617	251,056
General Dynamics Corp.	541	98,365
General Electric Co.	79,717	837,029
General Mills, Inc.(a)	24,360	1,279,387
General Motors Co.	21,146	814,755
Gilead Sciences, Inc.	41,343	2,793,133
GoDaddy, Inc. (Class A Stock)*	12,865	902,480
Goldman Sachs Group, Inc. (The)	2,305	471,603
Goodyear Tire & Rubber Co. (The)	15,255	233,402
Green Dot Corp. (Class A Stock)*	621	30,367
GrubHub, Inc.*	262	20,433
H&R Block, Inc.	3,641	106,681
Halliburton Co.	51,787	1,177,636
Harley-Davidson, Inc.	2,257	80,868
HCA Healthcare, Inc.	4,839	654,088
Helmerich & Payne, Inc.	1,493	75,576
Henry Schein, Inc.*	1,274	89,053
Herbalife Nutrition Ltd.*	3,672	157,015
Hershey Co. (The)	8,023	1,075,323
Hess Corp.	2,654	168,715
Hewlett Packard Enterprise Co.	1,109	16,580
Hill-Rom Holdings, Inc.	2,910	304,444
Hologic, Inc.*	901	43,266
Home Depot, Inc. (The)	32,518	6,762,768
Honeywell International, Inc.	14,109	2,463,290
HP, Inc.	35,885	746,049

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Hubbell, Inc.	3,244	$423,018
Humana, Inc.	935	248,056
Huntington Ingalls Industries, Inc.	466	104,729
IAC/InterActiveCorp*	616	133,998
IDACORP, Inc.	7,998	803,239
IDEX Corp.	1,553	267,333
IDEXX Laboratories, Inc.*	2,199	605,451
Illumina, Inc.*	1,055	388,398
Incyte Corp.*	3,461	294,047
Insperity, Inc.	7,096	866,705
Intel Corp.	44,839	2,146,443
Intercontinental Exchange, Inc.	2,802	240,804
International Business Machines Corp.	12,247	1,688,861
International Flavors & Fragrances, Inc.	—	20
International Game Technology PLC	11,402	147,884
Interpublic Group of Cos., Inc. (The)	50,843	1,148,543
Intuit, Inc.	7,203	1,882,360
Intuitive Surgical, Inc.*	565	296,371
Invesco Ltd.	2,334	47,754
Ionis Pharmaceuticals, Inc.*	514	33,035
J.M. Smucker Co. (The)	3,471	399,825
Jack Henry & Associates, Inc.	72	9,642
Jazz Pharmaceuticals PLC*	1,408	200,725
JBS SA	111,077	609,196
Johnson & Johnson	68,983	9,607,952
JPMorgan Chase & Co.	70,739	7,908,620
Kimberly-Clark Corp.	7,632	1,017,193
Kinder Morgan, Inc.	9,468	197,692
Kroger Co. (The)	3,241	70,362
L3Harris Technologies, Inc.	6,278	1,187,358
Laboratory Corp. of America Holdings*	940	162,526
Lam Research Corp.	1,154	216,767
Landstar System, Inc.(a)	3,862	417,057
Las Vegas Sands Corp.	18,674	1,103,447
Lennox International, Inc.	222	61,050
Levi Strauss & Co. (Class A Stock)*	4,411	92,102
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	4,565	172,603
Lincoln National Corp.	10,608	683,686
Live Nation Entertainment, Inc.*	1,437	95,201
Lockheed Martin Corp.	7,195	2,615,670
Loews Corp.	21,064	1,151,569
Lowe’s Cos., Inc.	24,539	2,476,231
Lululemon Athletica, Inc.*	3,927	707,685
Lyft, Inc. (Class A Stock)*(a)	8,190	538,165
LyondellBasell Industries NV (Class A Stock)	14,178	1,221,151
Marathon Oil Corp.	21,497	305,472
Marathon Petroleum Corp.	1,192	66,609
MarketAxess Holdings, Inc.	222	71,355
Marriott International, Inc. (Class A Stock)	2,780	390,006
Marsh & McLennan Cos., Inc.	3,856	384,636
Masco Corp.	2,247	88,172
MasTec, Inc.*	2,851	146,912

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Mastercard, Inc. (Class A Stock)	7,668	$2,028,416
McCormick & Co., Inc.(a)	1,661	257,472
McDonald’s Corp.	9,069	1,883,269
McKesson Corp.	5,531	743,311
Medtronic PLC	38,899	3,788,374
Merck & Co., Inc.	88,864	7,451,246
MetLife, Inc.	29,558	1,468,146
Mettler-Toledo International, Inc.*	386	324,240
Microsoft Corp.	78,307	10,490,006
Molson Coors Brewing Co. (Class B Stock)	2,012	112,672
Monster Beverage Corp.*	10,370	661,917
Moody’s Corp.	1,172	228,903
Morgan Stanley	57,772	2,530,991
MSCI, Inc.	1,194	285,115
Mylan NV*	10,808	205,784
Nabors Industries Ltd.	25,189	73,048
National Instruments Corp.	18,623	781,980
National Oilwell Varco, Inc.	12,812	284,811
Nektar Therapeutics*	3,435	122,217
NetApp, Inc.	1,417	87,429
Netflix, Inc.*	7,259	2,666,376
Newmont Goldcorp Corp.	9,935	382,199
News Corp. (Class A Stock)(a)	10,448	140,944
NextEra Energy, Inc.	3,345	685,257
NIKE, Inc. (Class B Stock)	20,007	1,679,588
Norfolk Southern Corp.	473	94,283
Northern Trust Corp.	1,358	122,220
Northrop Grumman Corp.	337	108,888
Norwegian Cruise Line Holdings Ltd.*	7,208	386,565
NRG Energy, Inc.	4,717	165,661
NVIDIA Corp.	5,757	945,472
NVR, Inc.*	29	97,737
Occidental Petroleum Corp.	2,819	141,739
Okta, Inc.*	486	60,026
Omnicom Group, Inc.	2,063	169,063
Oracle Corp.	20,877	1,189,363
O’Reilly Automotive, Inc.*	4,174	1,541,542
Oshkosh Corp.	5,762	481,069
Outfront Media, Inc.	11,595	299,035
PACCAR, Inc.	37,348	2,676,358
Palo Alto Networks, Inc.*	1,104	224,951
Park Hotels & Resorts, Inc.(a)	19,765	544,723
Paychex, Inc.(a)	22,884	1,883,124
Paycom Software, Inc.*	772	175,028
Paylocity Holding Corp.*	715	67,081
PayPal Holdings, Inc.*	13,139	1,503,890
PepsiCo, Inc.	20,313	2,663,644
Performance Food Group Co.*	6,372	255,071
Perrigo Co. PLC(a)	1,632	77,716
Pfizer, Inc.	92,188	3,993,584
Philip Morris International, Inc.	19,120	1,501,494
Phillips 66	875	81,848
Pinnacle West Capital Corp.	5,332	501,688
Pinterest, Inc. (Class A Stock)*(a)	8,099	220,455
Pioneer Natural Resources Co.	416	64,006
Procter & Gamble Co. (The)	41,529	4,553,655
Progressive Corp. (The)	4,925	393,655

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Prologis, Inc.	28,350	$2,270,835
PulteGroup, Inc.	1,081	34,181
QIAGEN NV*	808	32,801
QUALCOMM, Inc.	12,639	961,449
Quest Diagnostics, Inc.	1,364	138,869
Qurate Retail, Inc.*	1,896	23,491
Raytheon Co.	7,925	1,377,999
Red Hat, Inc.*	1,563	293,469
Regeneron Pharmaceuticals, Inc.*	2,650	829,450
Regions Financial Corp.	8,952	133,743
Reinsurance Group of America, Inc.	369	57,575
Republic Services, Inc.	1,038	89,932
Resideo Technologies, Inc.*	1,906	41,780
RingCentral, Inc. (Class A Stock)*	381	43,785
RLJ Lodging Trust	35,479	629,397
Robert Half International, Inc.	3,406	194,176
Rockwell Automation, Inc.	10,198	1,670,738
Roper Technologies, Inc.	1,689	618,613
Royal Caribbean Cruises Ltd.	4,654	564,111
Ryder System, Inc.	7,979	465,176
Ryman Hospitality Properties, Inc.	5,605	454,509
S&P Global, Inc.	7,273	1,656,717
salesforce.com, Inc.*	18,908	2,868,911
Schlumberger Ltd.	15,957	634,131
Seagate Technology PLC(a)	6,447	303,783
Sealed Air Corp.	4,062	173,772
Sensata Technologies Holding PLC*	2,287	112,063
ServiceNow, Inc.*	5,348	1,468,400
Sherwin-Williams Co. (The)	1,902	871,668
Simon Property Group, Inc.(a)	13,382	2,137,908
Sinclair Broadcast Group, Inc. (Class A Stock)	3,960	212,375
Sirius XM Holdings, Inc.(a)	73,818	411,904
Skyworks Solutions, Inc.	526	40,644
Snap, Inc. Class A Stock*	3,991	57,071
Snap-on, Inc.(a)	5,334	883,524
Southern Co. (The)	1,867	103,208
Southwest Airlines Co.	18,383	933,489
Southwest Gas Holdings, Inc.	5,116	458,496
Spirit AeroSystems Holdings, Inc. (Class A Stock)	228	18,552
Sprint Corp.*	51,657	339,387
Square, Inc. (Class A Stock)*	9,362	679,026
State Street Corp.	4,481	251,205
Stryker Corp.	11,880	2,442,290
SunTrust Banks, Inc.	4,582	287,979
Synchrony Financial	13,896	481,774
Tableau Software, Inc. (Class A Stock)*	876	145,434
Take-Two Interactive Software, Inc.*(a)	828	94,003
Target Corp.	11,930	1,033,257
TD Ameritrade Holding Corp.	15,055	751,546
Teledyne Technologies, Inc.*	598	163,774
Teleflex, Inc.	91	30,135
Tesla, Inc.*(a)	3,055	682,670
Texas Instruments, Inc.	15,119	1,735,056
Thermo Fisher Scientific, Inc.	6,688	1,964,132

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Thor Industries, Inc.	3,381	$197,619
Tiffany & Co.(a)	6,358	595,363
TJX Cos., Inc. (The)	17,082	903,296
T-Mobile US, Inc.*	6,305	467,453
Tractor Supply Co.	8,569	932,307
TransDigm Group, Inc.*	348	168,362
Transocean Ltd.*	5,360	34,358
TransUnion	2,555	187,818
Travelers Cos., Inc. (The)	5,949	889,495
TriNet Group, Inc.*	5,853	396,833
TripAdvisor, Inc.*	1,907	88,275
Twitter, Inc.*	13,708	478,409
U.S. Bancorp	7,560	396,144
Uber Technologies, Inc.*(a)	20,230	938,267
UCI International Holdings, Inc.^*	30,714	706,422
UGI Corp.	3,168	169,203
Ulta Beauty, Inc.*	5,013	1,738,960
Under Armour, Inc. (Class C Stock)*(a)	1,904	42,269
United Continental Holdings, Inc.*	5,742	502,712
United Parcel Service, Inc. (Class B Stock)	28,297	2,922,231
United States Cellular Corp.*	296	13,222
United Technologies Corp.	1,630	212,226
UnitedHealth Group, Inc.	16,894	4,122,305
Universal Health Services, Inc. (Class B Stock)	1,149	149,818
Unum Group	13,715	460,138
Valero Energy Corp.	6,851	586,514
Varian Medical Systems, Inc.*	308	41,928
Veeva Systems, Inc. (Class A Stock)*	6,575	1,065,873
VeriSign, Inc.*	4,155	869,060
Verisk Analytics, Inc.	958	140,309
Verizon Communications, Inc.	95,171	5,437,119
Vertex Pharmaceuticals, Inc.*	6,126	1,123,386
Viacom, Inc. (Class B Stock)	14,799	442,046
Visa, Inc. (Class A Stock)(a)	26,040	4,519,242
Vistra Energy Corp.	764	17,297
Vulcan Materials Co.	344	47,235
W.W. Grainger, Inc.	1,206	323,485
Walgreens Boots Alliance, Inc.	1,026	56,091
Walmart, Inc.	14,885	1,644,644
Walt Disney Co. (The)	13,672	1,909,158
Waste Connections, Inc.	9,837	940,220
Waste Management, Inc.	9,923	1,144,817
Waters Corp.*	705	151,744
Wayfair, Inc. (Class A Stock)*	2,151	314,046
WellCare Health Plans, Inc.*	527	150,232
Wells Fargo & Co.	67,656	3,201,482
Western Alliance Bancorp*	9,597	429,178
Westrock Co.	49,472	1,804,244
Williams Cos., Inc. (The)	21,731	609,337
Willis Towers Watson PLC	759	145,379
Workday, Inc. (Class A Stock)*	3,816	784,493
Worldpay, Inc. (Class A Stock)*	2,243	274,880
Xcel Energy, Inc.(a)	22,418	1,333,647
Xerox Corp.	2,171	76,875

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Xilinx, Inc.	5,398	$636,532
XPO Logistics, Inc.*(a)	13,446	777,313
Yum! Brands, Inc.	3,818	422,538
Zayo Group Holdings, Inc.*	1,157	38,077
Zebra Technologies Corp. (Class A Stock)*	655	137,216
Zimmer Biomet Holdings, Inc.	1,425	167,780
Zions Bancorp NA	6,964	320,205
Zoetis, Inc.	6,661	755,957
Zynga, Inc. (Class A Stock)*	4,508	27,634

		419,905,858

Zambia — 0.0%
First Quantum Minerals Ltd.	18,833	178,903

TOTAL COMMON STOCKS (cost $693,644,318)		727,257,570

PREFERRED STOCKS — 0.2%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	84,180	829,315
Cia Brasileira de Distribuicao (PRFC)	700	17,227
Itau Unibanco Holding SA (PRFC)	174,137	1,642,079
Itausa—Investimentos Itau SA (PRFC)	6	20

		2,488,641

Germany — 0.0%
FUCHS PETROLUB SE (PRFC)	11,968	470,748
Henkel AG & Co. KGaA (PRFC)	1,095	107,001
Porsche Automobil Holding SE (PRFC)	2,812	182,843
Sartorius AG (PRFC)	2,371	486,640

		1,247,232

Russia — 0.0%
Surgutneftegas PJSC (PRFC)	60,895	41,259

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	3,358	111,110

United States — 0.1%
GMAC Capital Trust I, Series 2, 8.303(a)	64,707	1,690,794

TOTAL PREFERRED STOCKS (cost $5,506,999)		5,579,036

	Units

RIGHTS* — 0.0%
China — 0.0%
Zhengqi Financial Holdings Corp.^	1,077	—

South Korea — 0.0%
Helixmith Co. Ltd., expiring 08/14/19	9	260

Spain — 0.0%
Repsol SA, expiring 07/08/19	13,761	7,633

TOTAL RIGHTS (cost $7,801)		7,893

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 5.4%
Cayman Islands — 0.3%
AIMCO CLO,
Series 2017-AA, Class C, 144A, 3 Month LIBOR + 2.450%
5.042%(c)	07/20/29	250	$249,069
Allegro CLO Ltd.,
Series 2014-01RA, Class B, 144A, 3 Month LIBOR + 2.150%
4.742%(c)	10/21/28	250	247,820
Apidos CLO,
Series 2013-15A, Class DRR, 144A, 3 Month LIBOR + 2.700%
5.292%(c)	04/20/31	250	239,768
BlueMountain CLO Ltd.,
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.350%
3.942%(c)	04/20/27	300	294,816
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.850%
4.442%(c)	04/20/27	250	246,625
Carlyle US CLO Ltd.,
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.100%
4.692%(c)	10/20/27	250	248,350
CBAM Ltd.,
Series 2017-02A, Class C1, 144A, 3 Month LIBOR + 2.400%
4.988%(c)	10/17/29	250	248,403
Cedar Funding CLO Ltd.,
Series 2017-08A, Class D, 144A, 3 Month LIBOR + 3.250%
5.838%(c)	10/17/30	250	246,897
CIFC Funding Ltd.,
Series 2014-04RA, Class B, 144A, 3 Month LIBOR + 2.200%
4.788%(c)	10/17/30	250	247,541
Series 2018-01A, Class C, 144A, 3 Month LIBOR + 1.750%
4.351%(c)	04/18/31	250	242,969
Series 2018-04A, Class B, 144A, 3 Month LIBOR + 2.100%
4.688%(c)	10/17/31	250	243,649
LCM XXV Ltd.,
Series 25A, Class B2, 144A, 3 Month LIBOR + 1.650%
4.242%(c)	07/20/30	264	262,598
Neuberger Berman CLO Ltd.,
Series 2016-22A, Class CR, 144A, 3 Month LIBOR + 2.200%
4.788%(c)	10/17/30	250	246,364
Series 2016-23A, Class CR, 144A, 3 Month LIBOR + 2.150%
4.738%(c)	10/17/27	250	246,797
Palmer Square CLO Ltd.,
Series 2013-02A, Class BRR, 144A, 3 Month LIBOR + 2.200%
4.788%(c)	10/17/31	334	329,098
Series 2013-02A, Class CRR, 144A, 3 Month LIBOR + 3.200%
5.788%(c)	10/17/31	334	331,121
Series 2015-01A, Class BR2, 144A, 3 Month LIBOR + 2.250%
4.772%(c)	05/21/29	250	249,997
Park Avenue Institutional Advisers CLO Ltd.,
Series 2016-01A, Class A2R, 144A, 3 Month LIBOR + 1.800%
4.324%(c)	08/23/31	250	246,692
Rockford Tower CLO Ltd.,
Series 2018-02A, Class B, 144A, 3 Month LIBOR + 1.800%
4.392%(c)	10/20/31	250	249,185
Series 2018-02A, Class D, 144A, 3 Month LIBOR + 3.100%
5.692%(c)	10/20/31	250	245,688
Series 2019-01A, Class C, 144A, 3 Month LIBOR + 2.750%
5.367%(c)	04/20/32	334	333,516

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
Series 2019-01A, Class D, 144A, 3 Month LIBOR + 3.850%
6.467%(c)	04/20/32	278	$277,493
RR 5 Ltd.,
Series 2018-05A, Class B, 144A, 3 Month LIBOR + 2.250%
4.847%(c)	10/15/31	250	247,684
TICP CLO Ltd.,
Series 2018-11A, Class C, 144A, 3 Month LIBOR + 2.150%
4.742%(c)	10/20/31	250	245,553
York CLO Ltd.,
Series 2014-01A, Class BRR, 144A, 3 Month LIBOR + 1.650%
4.242%(c)	10/22/29	250	247,605

			6,515,298

Ireland — 0.1%
Trafigura Securitisation Finance PLC,
Series 2017-01A, Class A1, 144A, 1 Month LIBOR + 0.850%
3.244%(c)	12/15/20	2,590	2,588,850

United States — 5.0%
ALM Ltd.,
Series 2013-7R2A, Class BR2, 144A, 3 Month LIBOR + 2.200%
4.797%(c)	10/15/27	250	247,552
AmeriCredit Automobile Receivables Trust,
Series 2016-1, Class D
3.590%	02/08/22	280	283,156
Series 2017-03, Class C
2.690%	06/19/23	1,720	1,728,800
Avant Loans Funding Trust,
Series 2018-A, Class A, 144A
3.090%	06/15/21	355	355,444
Series 2018-A, Class B, 144A
3.950%	12/15/22	2,150	2,163,345
Series 2018-B, Class A, 144A
3.420%	01/18/22	1,142	1,145,522
Series 2019-A, Class B, 144A
3.800%	12/15/22	1,000	1,011,828
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	750	752,557
Citibank Credit Card Issuance Trust,
Series 2014-A06, Class A6
2.150%	07/15/21	1,930	1,929,794
Series 2018-A06, Class A6
3.210%	12/07/24	5,000	5,180,431
CLUB Credit Trust,
Series 2017-P2, Class A, 144A
2.610%	01/15/24	342	341,423
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190%
2.770%(c)	04/25/24	351	338,371
Conn’s Receivables Funding LLC,
Series 2018-A, Class A, 144A
3.250%	01/15/23	660	662,501
Series 2019-A, Class A, 144A
3.400%	10/16/23	2,309	2,318,553
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P01, Class A, 144A
3.390%	07/15/25	1,419	1,426,047

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2018-P02, Class A, 144A
3.470%	10/15/25	499	$501,423
Series 2019-P01, Class A, 144A
2.940%	07/15/26	2,530	2,531,230
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780%
3.184%(c)	11/25/34	92	92,047
CPS Auto Trust,
Series 2016-D, Class B, 144A
2.110%	03/15/21	139	139,328
Discover Card Execution Note Trust,
Series 2015-A02, Class A
1.900%	10/17/22	750	748,192
Drive Auto Receivables Trust,
Series 2015-BA, Class D, 144A
3.840%	07/15/21	255	255,563
Series 2016-BA, Class D, 144A
4.530%	08/15/23	1,788	1,810,829
Series 2017-03, Class D, 144A
3.530%	12/15/23	2,900	2,931,070
Series 2017-AA, Class D, 144A
4.160%	05/15/24	1,500	1,525,772
Series 2017-BA, Class D, 144A
3.720%	10/17/22	2,700	2,716,119
Series 2018-01, Class C
3.220%	03/15/23	3,520	3,533,451
Series 2018-01, Class D
3.810%	05/15/24	2,550	2,595,034
Series 2018-02, Class B
3.220%	04/15/22	536	537,406
Series 2018-02, Class C
3.630%	08/15/24	3,000	3,024,700
Series 2018-02, Class D
4.140%	08/15/24	1,150	1,177,765
Series 2018-03, Class B
3.370%	09/15/22	1,330	1,335,056
Series 2018-03, Class C
3.720%	09/16/24	1,760	1,779,450
Series 2018-03, Class D
4.300%	09/16/24	1,070	1,102,205
Series 2018-04, Class C
3.660%	11/15/24	2,025	2,052,780
Series 2018-04, Class D
4.090%	01/15/26	520	534,281
Series 2018-05, Class C
3.990%	01/15/25	1,740	1,791,473
Series 2019-01, Class B
3.410%	06/15/23	1,400	1,419,653
Series 2019-01, Class C
3.780%	04/15/25	750	765,026
Series 2019-01, Class D
4.090%	06/15/26	1,770	1,831,767
Series 2019-02, Class C
3.420%	06/16/25	3,000	3,056,397
DT Auto Owner Trust,
Series 2015-03A, Class D, 144A
4.530%	10/17/22	299	300,405

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust,
Series 2015-1A, Class C, 144A
4.100%	12/15/20	270	$269,768
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,680	1,709,921
Series 2018-04A, Class B, 144A
3.640%	11/15/22	2,810	2,843,029
Series 2019-01A, Class B, 144A
3.450%	02/15/23	2,630	2,664,784
Flagship Credit Auto Trust,
Series 2016-04, Class B, 144A
2.410%	10/15/21	1,765	1,763,513
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,092,552
Marlette Funding Trust,
Series 2017-03A, Class A, 144A
2.360%	12/15/24	176	176,236
Series 2018-03A, Class A, 144A
3.200%	09/15/28	1,084	1,086,695
Series 2018-03A, Class B, 144A
3.860%	09/15/28	3,000	3,035,410
Series 2018-04A, Class A, 144A
3.710%	12/15/28	1,124	1,135,338
Series 2019-01A, Class A, 144A
3.440%	04/16/29	2,163	2,181,332
Series 2019-02A, Class A, 144A
3.130%	07/16/29	2,660	2,675,496
Series 2019-03A, Class A, 144A
2.690%	09/17/29	2,530	2,529,794
Prosper Marketplace Issuance Trust,
Series 2018-01A, Class A, 144A
3.110%	06/17/24	247	247,167
Series 2018-02A, Class A, 144A
3.350%	10/15/24	1,316	1,320,297
Series 2019-01A, Class A, 144A
3.540%	04/15/25	808	812,097
Series 2019-02A, Class A, 144A
3.200%	09/15/25	1,240	1,242,881
Series 2019-03A, Class A, 144A
3.190%	07/15/25	3,100	3,111,462
Santander Drive Auto Receivables Trust,
Series 2015-01, Class D
3.240%	04/15/21	419	419,762
Series 2015-02, Class D
3.020%	04/15/21	1,488	1,489,072
Series 2015-04, Class C
2.970%	03/15/21	24	24,219
Series 2016-01, Class C
3.090%	04/15/22	382	381,982
Series 2016-03, Class C
2.460%	03/15/22	1,355	1,354,576
Series 2016-03, Class D
2.800%	08/15/22	1,000	1,005,715
Series 2017-01, Class C
2.580%	05/16/22	975	974,850

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2017-02, Class C
2.790%	08/15/22	2,000	$2,002,830
Series 2017-02, Class D
3.490%	07/17/23	1,000	1,010,973
Series 2018-05, Class D
4.190%	12/16/24	2,160	2,237,153
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 3 Month LIBOR + 0.200%
2.610%(c)	06/15/23	609	607,669
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A, Prime Index +(0.050)%
5.450%(c)	05/16/44	38	38,296
Series 2011-B, Class A2, 144A
3.740%	02/15/29	2	1,878
SoFi Consumer Loan Program LLC,
Series 2016-02, Class A, 144A
3.090%	10/27/25	80	80,244
Series 2016-03, Class A, 144A
3.050%	12/26/25	285	286,080
Series 2017-01, Class A, 144A
3.280%	01/26/26	1,410	1,421,482
Series 2017-03, Class A, 144A
2.770%	05/25/26	549	550,490
Series 2017-06, Class A1, 144A
2.200%	11/25/26	65	65,239
Series 2017-06, Class A2, 144A
2.820%	11/25/26	950	951,794
SoFi Consumer Loan Program Trust,
Series 2015-01, Class A, 144A
3.280%	09/15/23	27	26,854
Series 2018-01, Class A1, 144A
2.550%	02/25/27	498	497,430
Series 2018-01, Class A2, 144A
3.140%	02/25/27	2,220	2,240,677
Series 2018-03, Class A1, 144A
3.200%	08/25/27	588	589,787
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	42	41,733
Upgrade Receivables Trust,
Series 2018-01A, Class A, 144A
3.760%	11/15/24	964	968,745
Series 2019-01A, Class A, 144A
3.480%	03/15/25	1,767	1,774,355
Westlake Automobile Receivables Trust,
Series 2018-02A, Class B, 144A
3.200%	01/16/24	1,370	1,377,296
Series 2018-03A, Class B, 144A
3.320%	10/16/23	2,510	2,533,489
Series 2018-03A, Class D, 144A
4.000%	10/16/23	660	676,280
Series 2018-3A, Class C, 144A
3.610%	10/16/23	2,500	2,536,188
Series 2019-02A, Class B, 144A
2.620%	07/15/24	3,000	3,005,977

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2019-02A, Class D, 144A
3.200%	11/15/24		2,200	$2,207,483

				123,252,116

TOTAL ASSET-BACKED SECURITIES (cost $131,363,232)				132,356,264

BANK LOANS — 1.1%
Canada — 0.1%
GFL Environmental, Inc.,
Effective Date Incremental Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	05/30/25		430	421,941
Stars Group Holdings BV,
USD Term Loan, 3 Month LIBOR + 3.500%
5.830%(c)	07/10/25		641	640,127
Titan Acquisition Ltd.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	03/28/25		790	753,088
Xplornet Communications, Inc.,
Term B Loan, 3 Month LIBOR + 4.000%
6.330%(c)	09/09/21		207	206,632

				2,021,788

France — 0.0%
Altice France SA,
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%
6.394%(c)	08/14/26		218	213,510

Luxembourg — 0.1%
Intelsat Jackson Holdings SA,
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.904%(c)	01/02/24		267	267,720
Tranche B-5 Term Loan
6.625%	01/02/24		1,505	1,509,930
Travelport Finance,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%
7.541%(c)	05/29/26		575	539,388

				2,317,038

Netherlands — 0.0%
Starfruit Finco BV,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.669%(c)	10/01/25		77	75,571

United Kingdom — 0.0%
Alpha 3 BV,
Initial Term B-1 Loan, 3 Month LIBOR + 3.000%
5.330%(c)	01/31/24		623	608,950

United States — 0.9%
AHP Health Partners, Inc.,
Term Loan, 1 Month LIBOR + 4.500%
6.902%(c)	06/30/25		177	176,841
Ascend Performance Materials Operations LLC,
Term B Loan, 1 Month LIBOR + 5.250%
7.652%(c)	08/12/22	^	356	354,708
Asurion LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.902%(c)	08/04/25		524	530,768

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
7.045%(c)	02/11/26		963	$960,285
Atlantic Aviation FBO, Inc.,
Term Loan, 1 Month LIBOR + 3.750%
6.160%(c)	12/06/25	^	67	67,082
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
7.152%(c)	11/03/25		106	100,832
Beta Sub LLC,
Term Loan
—%(p)	05/22/26	^	69	68,741
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 2—3 Month LIBOR + 4.250%
6.748%(c)	06/21/24		955	924,260
BWay Holding Co.,
Initial Term Loan, 2 Month LIBOR + 3.250%
5.854%(c)	04/03/24		181	175,070
California Resources Corp.,
Loan, 1 Month LIBOR + 10.375%
12.777%(c)	12/31/21		343	347,335
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25		720	701,967
Charter NEX US, Inc.,
Third Amendment Incremental Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.902%(c)	05/16/24		93	91,179
Concentra, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 6.500%
8.960%(c)	06/01/23		270	271,686
CONSOL Energy, Inc.,
Initial Term B Loan, 1 Month LIBOR + 4.500%
6.910%(c)	09/27/24	^	231	230,263
Cypress Intermediate Holdings III, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
9.152%(c)	04/28/25		41	41,137
Dun & Bradstreet Corp.,
Initial Term Borrowing, 1 Month LIBOR + 5.000%
7.404%(c)	02/06/26		333	333,000
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.688%(c)	04/29/24		267	250,088
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	10/10/25		394	341,020
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
8.402%(c)	03/01/24	^	157	80,261
Gentiva Health Services, Inc.,
Closing Date Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
6.188%(c)	07/02/25	^	297	297,428
Initial Loan (Second Lien), PRIME + 6.000%
11.500%(c)	07/02/26		69	69,896
Immucor, Inc.,
Term B-3 Loan, 3 Month LIBOR + 5.000%
7.330%(c)	06/15/21		840	836,741

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
Infor US, Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
5.080%(c)	02/01/22		157	$156,508
Invictus US Newco LLC,
Initial Term Loan (Second Lien), 3 Month LIBOR + 6.750%
9.272%(c)	03/30/26		61	60,025
Jefferies Finance LLC,
Term Loan
—%(p)	06/03/26		217	216,277
Kronos, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.829%(c)	11/01/24		693	714,079
Ligado Networks LLC,
Junior Loan, 1 Month LIBOR + 12.500%
14.980%(c)	12/07/20		837	236,349
McDermott International, Inc.,
Term Loan, 1 Month LIBOR + 5.000%
7.402%(c)	05/12/25		1,450	1,424,197
Midcoast Energy LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.500%
7.830%(c)	08/01/25		170	170,298
Mitchell International, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.652%(c)	11/29/24		169	160,971
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.652%(c)	12/01/25		114	108,870
Momentive Performance Materials, Inc.,
Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 3.250%
5.590%(c)	05/15/24		137	135,753
Neiman Marcus Group Ltd.,
Cash Pay Extended Term Loan, 1 Month LIBOR + 6.000%
8.421%(c)	10/25/23		272	232,632
New LightSquared LLC,
Loan, 3 Month LIBOR + 8.750%
11.222%(c)	12/07/20		2,120	1,547,844
Panther BF Aggregator, LP,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.902%(c)	04/30/26		697	689,832
Peak 10 Holding Corp.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.829%(c)	08/01/25	^	76	64,600
Pioneer Energy Services Corp.,
Term Loan, 1 Month LIBOR + 7.750%
10.154%(c)	11/08/22		881	847,962
Quorum Health Corp.,
Term Loan, 1 Month LIBOR + 6.750%
9.152%(c)	04/29/22		253	249,600
Refinitiv US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	10/01/25		2,651	2,568,513
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 2 Month LIBOR + 3.250%
5.731%(c)	05/30/25		79	76,800
Sedgwick Claims Management Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	12/31/25		634	624,852

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
Sequa Mezzanine Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%
7.560%(c)	11/28/21	204	$198,999
Sprint Communications, Inc.,
2019 Incremental Term Loan, 1 Month LIBOR + 3.000%
5.438%(c)	02/02/24	157	155,572
SRS Distribution, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	05/23/25	342	327,117
SS&C Technologies Holdings, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/16/25	215	213,836
Term B-4 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/16/25	135	134,487
Sterigenics-Nordion Holdings LLC,
Incremental Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	05/15/22	779	768,243
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/06/24	104	91,156
Tibco Software, Inc.,
Term Loan
—%(p)	12/04/20	222	221,815
Uber Technologies, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.411%(c)	04/04/25	334	333,486
Ultimate Software Group, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
6.080%(c)	05/04/26	97	96,772
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
6.902%(c)	08/27/25	1,335	1,334,260
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.330%(c)	11/30/23	599	567,589
Weatherford International Ltd.,
Loan, 1 Month LIBOR + 2.300%
4.710%(c)	07/13/20	220	219,340

			22,199,222

TOTAL BANK LOANS (cost $28,951,997)			27,436,079

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
United States
Banc of America Commercial Mortgage Trust,
Series 2015-UBS07, Class B
4.506%(cc)	09/15/48	240	259,850
Benchmark Mortgage Trust,
Series 2018-B2, Class A5
3.882%	02/15/51	530	576,055
Citigroup Commercial Mortgage Trust,
Series 2015-GC35, Class A4
3.818%	11/10/48	660	708,236
Series 2016-GC36, Class A5
3.616%	02/10/49	370	393,185

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	194	$197,639
Series 2013-LC06, Class AM
3.282%	01/10/46	190	194,985
Series 2014-CR17, Class A5
3.977%	05/10/47	360	385,562
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	370,231
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4
3.504%	06/15/57	200	209,234
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	480	504,329
DBJPM Mortgage Trust,
Series 2016-C01, Class B
4.195%(cc)	05/10/49	220	232,894
Fannie Mae-Aces,
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	1,300	1,310,695
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class A2
3.389%	03/25/24	700	737,015
Series K056, Class A2
2.525%	05/25/26	1,835	1,860,341
Series K057, Class A2
2.570%	07/25/26	1,805	1,833,738
Series K062, Class A2
3.413%	12/25/26	2,640	2,824,399
Series K073, Class A2
3.350%	01/25/28	510	544,064
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class AS
4.085%	05/10/45	160	166,706
Series 2013-GC16, Class A3
4.244%	11/10/46	233	248,760
Series 2014-GC20, Class A5
3.998%	04/10/47	490	522,559
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	266,501
Series 2013-C14, Class AS
4.409%(cc)	08/15/46	710	755,313
Series 2013-C17, Class A4
4.199%	01/15/47	510	546,977
Series 2014-C19, Class A4
3.997%	04/15/47	880	937,977
Series 2014-C22, Class A4
3.801%	09/15/47	1,030	1,091,990
Series 2015-C33, Class A4
3.770%	12/15/48	870	928,491
Series 2016-C01, Class A5
3.576%	03/15/49	490	519,369

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C05, Class A3
4.171%	08/15/46	108	$111,341
Series 2012-C08, Class A3
2.829%	10/15/45	323	327,392
Series 2012-CBX, Class AS
4.271%	06/15/45	170	177,766
Series 2016-JP03, Class A4
2.627%	08/15/49	730	730,953
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.218%(cc)	07/15/46	1,310	1,394,880
Series 2013-C13, Class A4
4.039%	11/15/46	310	331,362
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	161,118
Series 2015-C20, Class A4
3.249%	02/15/48	700	726,023
Series 2015-C27, Class A4
3.753%	12/15/47	760	811,581
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4
3.244%	03/15/45	330	337,124
Series 2012-C04, Class AS
3.773%	03/15/45	1,070	1,101,137
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	450	480,438
Series 2019-H06, Class A4
3.417%	06/15/52	390	408,431
Series 2019-L2, Class A4
4.071%	03/15/52	1,070	1,181,693
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	725	737,787
Series 2013-C06, Class A4
3.244%	04/10/46	650	671,015
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A5
3.817%	08/15/50	990	1,050,743
Series 2015-C26, Class AS
3.580%	02/15/48	500	520,288
Series 2018-C44, Class A5
4.212%	05/15/51	570	633,786
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	340	351,101
Series 2012-C10, Class A3
2.875%	12/15/45	595	605,023
Series 2012-C10, Class AS
3.241%	12/15/45	390	397,230
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	479,823
Series 2014-C24, Class AS
3.931%	11/15/47	1,480	1,542,071

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2014-C25, Class B
4.236%(cc)	11/15/47			210	$220,372

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,793,191)					34,617,573

CONVERTIBLE BOND — 0.0%
United States
PDC Energy, Inc.,
Gtd. Notes
1.125%	09/15/21			18	16,858

(cost $17,563)

CORPORATE BONDS — 22.5%
Australia — 0.1%
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A
8.125%	05/01/27			321	334,241
Rio Tinto Finance USA PLC,
Gtd. Notes
4.125%	08/21/42			176	195,150
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.150%	03/06/20			1,100	1,099,156

					1,628,547

Austria — 0.0%
Erste Group Bank AG,
Jr. Sub. Notes
6.500%(ff)	—	(rr)	EUR	200	260,396

Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36			250	274,243
4.900%	02/01/46			250	278,358
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38			395	416,967
Telenet Finance Luxembourg Notes Sarl,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28			1,000	1,015,000

					1,984,568

Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22			13	13,393
6.875%	11/21/36			700	840,875

					854,268

Canada — 0.7%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25			2,348	2,366,314
Sr. Sec’d. Notes, 144A
4.250%	05/15/24			905	915,181

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (continued)
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	163	$165,241
6.125%	01/15/23	314	318,317
7.500%	12/01/24	1,816	1,852,320
7.500%	03/15/25	467	468,308
7.875%	04/15/27	1,481	1,482,851
8.750%	12/01/21	490	534,100
Brookfield Finance, Inc.,
Gtd. Notes
3.900%	01/25/28	663	676,105
4.850%	03/29/29	500	546,869
Fairstone Financial, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	107	109,006
GFL Environmental, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26	365	373,669
8.500%	05/01/27	350	376,687
Intertape Polymer Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	10/15/26	142	146,793
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	181	190,729
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23	116	110,490
Sec’d. Notes, 144A
6.500%	01/15/25	865	869,325
Mercer International, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/26	141	140,295
6.500%	02/01/24	137	141,795
National Bank of Canada,
Gtd. Notes
2.150%	06/12/20	900	899,107
Norbord, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	138	145,763
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	58	60,030
Parkland Fuel Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	07/15/27	242	245,860
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	16	14,800
Gtd. Notes, 144A
7.125%	01/15/26	122	118,035
Ritchie Bros Auctioneers, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	88	91,190

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Canada (continued)
Seven Generations Energy Ltd.,
Gtd. Notes, 144A
5.375%	09/30/25		118	$113,575
6.875%	06/30/23		47	47,646
Superior Plus LP/Superior General Partner, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26		313	323,564
Telesat Canada/Telesat LLC,
Gtd. Notes, 144A
8.875%	11/15/24		143	154,797
Tervita Escrow Corp.,
Sec’d. Notes, 144A
7.625%	12/01/21		190	193,270
Titan Acquisition Ltd./Titan Co-Borrower LLC,
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26		636	572,400
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24		1,200	1,210,838
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.875%	05/15/48		89	99,433
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27		549	573,019
Xplornet Communications, Inc.,
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22		152	154,683

				16,802,405

China — 0.2%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
2.800%	06/06/23		200	201,440
3.400%	12/06/27		1,690	1,716,943
3.600%	11/28/24		1,300	1,356,099
4.200%	12/06/47		250	262,875
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		500	504,459

				4,041,816

Czech Republic — 0.0%
Residomo SRO,
Sr. Sec’d. Notes
3.375%	10/15/24	EUR	100	117,974

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
4.375%	06/12/27		19	19,499
6.625%	05/15/39		597	655,022

				674,521

France — 0.1%
Altice SA,
Sr. Sec’d. Notes
5.875%	02/01/27	EUR	100	123,091

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (continued)
Sr. Sec’d. Notes, 144A
6.250%	05/15/24		117	$120,510
7.375%	05/01/26	1,709		1,751,725
8.125%	02/01/27		948	995,400
Orano SA,
Sr. Unsec’d. Notes, EMTN
3.375%	04/23/26	EUR	100	117,799
Paprec Holding SA,
Sr. Sec’d. Notes
4.000%	03/31/25	EUR	100	109,364
SPIE SA,
Gtd. Notes
3.125%	03/22/24	EUR	100	122,949
WEA Finance LLC/Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
2.700%	09/17/19		295	294,986

				3,635,824

Germany — 0.1%
ADLER Real Estate AG,
Sr. Unsec’d. Notes
1.875%	04/27/23	EUR	100	114,972
3.000%	04/27/26	EUR	100	117,968
Alpha 2 BV,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23		316	310,470
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 3.625% or PIK 4.375%
3.625%	05/15/25	EUR	100	116,268
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 9.250%
3.875%	05/15/27	EUR	100	115,416
Nidda BondCo GmbH,
Sr. Unsec’d. Notes
7.250%	09/30/25	EUR	100	119,202
Platin 1426 GmbH,
Sr. Sec’d. Notes
5.375%	06/15/23	EUR	126	144,154
thyssenkrupp AG,
Sr. Unsec’d. Notes, EMTN
2.875%	02/22/24	EUR	64	75,862
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes
3.500%	01/15/27	EUR	100	120,348
6.250%	01/15/29	EUR	90	113,786

				1,348,446

Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/23/23		400	403,549
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24		2,115	2,228,681
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		1,349	1,370,921

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Ireland (continued)
eircom Finance DAC,
Sr. Sec’d. Notes
3.500%	05/15/26		EUR	100	$117,406
Europcar Mobility Drive Designated Activity Co.,
Sr. Unsec’d. Notes
4.000%	04/30/26		EUR	100	116,223

					4,236,780

Italy — 0.1%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47		EUR	100	130,281
Banco BPM SpA,
Sr. Unsec’d. Notes, EMTN
1.750%	04/24/23		EUR	100	112,466
2.500%	06/21/24		EUR	100	113,720
Rossini Sarl,
Sr. Sec’d. Notes
6.750%	10/30/25		EUR	100	123,497
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34			242	246,840
6.375%	11/15/33			174	180,525
7.200%	07/18/36			22	24,255
7.721%	06/04/38			78	87,945
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24			605	626,175
Sr. Unsec’d. Notes, EMTN
2.750%	04/15/25		EUR	100	114,745
4.000%	04/11/24		EUR	150	184,124
UniCredit SpA,
Jr. Sub. Notes, EMTN
6.750%(ff)	—	(rr)	EUR	200	227,530
Sub. Notes, EMTN
4.375%(ff)	01/03/27		EUR	100	118,690

					2,290,793

Jamaica — 0.0%
Digicel Group Two Ltd.,
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22			349	$76,780

Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.998%	02/22/22			195	198,057
3.455%	03/02/23			1,200	1,233,716
3.535%	07/26/21			265	270,960
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22			1,280	1,299,492
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.000%	11/26/21			700	724,290
Toyota Motor Corp,
Sr. Unsec’d. Notes
2.760%	07/02/29			400	402,850

					4,129,365

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Luxembourg — 0.3%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23			649	$665,225
7.500%	05/15/26			575	577,932
Altice SA,
Gtd. Notes, 144A
7.625%	02/15/25			899	845,622
7.750%	05/15/22			339	344,509
Sr. Unsec’d. Notes, 144A
10.500%	05/15/27			526	540,465
Garfunkelux Holdco 3 SA,
Sr. Sec’d. Notes
7.500%	08/01/22		EUR	100	104,404
Horizon Parent Holdings Sarl,
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	02/15/22		EUR	100	116,978
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23			951	867,787
Gtd. Notes, 144A
8.500%	10/15/24			466	461,340
9.750%	07/15/25			1,292	1,317,840
Matterhorn Telecom SA,
Sr. Sec’d. Notes
3.875%	05/01/22		EUR	116	133,223
SES SA,
Gtd. Notes
5.625%(ff)	—	(rr)	EUR	100	125,081
Telenet Finance VI Luxembourg SCA,
Sr. Sec’d. Notes
4.875%	07/15/27		EUR	90	111,046

					6,211,452

Mexico — 0.0%
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44			128	102,496
5.625%	01/23/46			400	322,200
Gtd. Notes, GMTN
4.625%	09/21/23			415	407,742
Gtd. Notes, MTN
6.750%	09/21/47			155	138,027

					970,465

Netherlands — 0.2%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25			250	265,423
Gtd. Notes, GMTN
3.875%	02/08/22			600	624,434
ING Groep NV,
Jr. Sub. Notes
6.750%(ff)	—	(rr)		200	207,868
Sr. Unsec’d. Notes
3.150%	03/29/22			345	351,519
4.100%	10/02/23		1,285		1,357,451

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Netherlands (continued)
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25		EUR	100	$120,487
InterXion Holding NV,
Gtd. Notes
4.750%	06/15/25		EUR	100	123,716
LeasePlan Corp. NV,
Jr. Sub. Notes
7.375%(ff)	—	(rr)	EUR	200	239,185
United Group BV,
Sr. Sec’d. Notes
4.375%	07/01/22		EUR	125	145,320
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes
4.000%	01/15/27		EUR	90	107,636
Sr. Sec’d. Notes, 144A
5.375%	01/15/25			200	205,562
UPCB Finance VII Ltd.,
Sr. Sec’d. Notes
3.625%	06/15/29		EUR	100	120,533
Ziggo Bond Co. BV,
Sr. Sec’d. Notes
7.125%	05/15/24		EUR	26	30,764
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25			605	611,304
6.000%	01/15/27			150	150,375
Ziggo BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27			532	541,156

					5,202,733

Norway — 0.0%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
4.750%	06/15/24			211	217,478
Equinor ASA,
Gtd. Notes
2.750%	11/10/21			1,035	1,052,907

					1,270,385

Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17	(d)	EUR	300	75,048
4.750%	01/15/18	(d)	EUR	400	100,065

					175,113

Saint Lucia — 0.0%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	05/25/24			214	202,230

Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
3.500%	04/11/22			200	205,169
Bankia SA,
Jr. Sub. Notes
6.375%(ff)	—	(rr)	EUR	200	238,457

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Spain (continued)
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
3.375%	08/01/23		EUR	100	$117,955
Naturgy Finance BV,
Gtd. Notes
4.125%(ff)	—	(rr)	EUR	100	123,521
NH Hotel Group SA,
Sr. Sec’d. Notes
3.750%	10/01/23		EUR	116	135,363
Repsol International Finance BV,
Gtd. Notes
4.500%(ff)	03/25/75		EUR	100	129,166
Telefonica Europe BV,
Gtd. Notes
3.750%	—	(rr)	EUR	100	120,109
4.375%(ff)	—	(rr)	EUR	100	123,307
5.875%(ff)	—	(rr)	EUR	100	131,904
Tendam Brands SAU,
Sr. Sec’d. Notes
5.000%	09/15/24		EUR	100	116,165

					1,441,116

Sweden — 0.1%
Svenska Handelsbanken AB,
Gtd. Notes
3.900%	11/20/23			1,200	1,271,463
Gtd. Notes, MTN
2.450%	03/30/21			1,600	1,605,039
Verisure Holding AB,
Sec’d. Notes
3.500%	05/15/23		EUR	100	118,259
Verisure Midholding AB,
Gtd. Notes
5.750%	12/01/23		EUR	100	117,550

					3,112,311

Switzerland — 0.2%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.500%(ff)	—	(rr)		200	213,614
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
2.750%	03/26/20			555	555,868
3.450%	04/16/21			685	695,721
Holcim Finance Luxembourg SA,
Gtd. Notes
3.000%(ff)	—	(rr)	EUR	100	117,425
Novartis Capital Corp.,
Gtd. Notes
3.100%	05/17/27			1,300	1,347,401
4.400%	05/06/44			575	673,070
Tyco Electronics Group SA,
Gtd. Notes
3.125%	08/15/27			195	195,413

					3,798,512

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom — 0.9%
Algeco Global Finance PLC,
Sr. Sec’d. Notes
6.500%	02/15/23		EUR	100	$118,651
Sr. Sec’d. Notes, 144A
8.000%	02/15/23			661	668,436
Alpha 3 BV/Alpha US Bidco, Inc.,
Gtd. Notes, 144A
6.250%	02/01/25			1,339	1,318,915
Ardonagh Midco 3 PLC,
Sr. Sec’d. Notes, 144A
8.625%	07/15/23			264	248,160
Avon International Capital PLC,
Sr. Sec’d. Notes, 144A
6.500%	08/15/22			122	122,915
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.650%	01/11/21			1,170	1,173,272
Barclays PLC,
Sub. Notes
4.375%	09/11/24			540	553,533
5.200%	05/12/26			200	209,714
BAT Capital Corp.,
Gtd. Notes
2.297%	08/14/20			630	628,690
2.764%	08/15/22			1,005	1,006,525
Cabot Financial Luxembourg II SA,
Sr. Sec’d. Notes, EMTN, 3 Month EURIBOR + 6.375%
6.375%(c)	06/14/24		EUR	100	114,847
CPUK Finance Ltd.,
Sec’d. Notes
4.250%	02/28/47		GBP	100	127,112
eG Global Finance PLC,
Sr. Sec’d. Notes
4.375%	02/07/25		EUR	100	113,198
Sr. Sec’d. Notes, 144A
6.750%	02/07/25			441	437,560
GKN Holdings Ltd.,
Gtd. Notes, EMTN
4.625%	05/12/32		GBP	100	125,265
HBOS Capital Funding LP,
Gtd. Notes
6.850%	—	(rr)		200	203,467
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%(ff)	—	(rr)		418	427,405
Sr. Unsec’d. Notes
3.033%(ff)	11/22/23			1,590	1,609,949
3.400%	03/08/21			550	558,458
3.600%	05/25/23			500	520,185
3.803%(ff)	03/11/25			320	333,411
3.900%	05/25/26			1,000	1,044,554
3.950%(ff)	05/18/24			455	476,018
3.973%(ff)	05/22/30			750	783,417
4.041%(ff)	03/13/28			1,000	1,050,458
4.292%(ff)	09/12/26			870	925,524
4.300%	03/08/26			465	499,448

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Sub. Notes
4.375%	11/23/26		600	$633,629
5.250%	03/14/44		500	585,038
6.500%	09/15/37		150	195,699
Jerrold Finco PLC,
Sr. Sec’d. Notes, EMTN
6.250%	09/15/21	GBP	100	129,376
LHC3 PLC,
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24	EUR	101	117,533
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
3.574%(ff)	11/07/28		400	400,411
4.450%	05/08/25		880	936,899
Pinnacle Bidco PLC,
Sr. Sec’d. Notes
6.375%	02/15/25	GBP	100	134,259
Pioneer Holdings LLC/Pioneer Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/22		178	182,895
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20		73	73,496
4.000%	06/12/22		170	176,500
6.875%	05/01/20		500	517,460
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21		700	721,798
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes
4.875%	03/15/22	GBP	100	130,180
Tesco Corporate Treasury Services PLC,
Gtd. Notes, EMTN
2.500%	05/02/25	GBP	100	129,982
Unique Pub Finance Co. PLC (The),
Sec’d. Notes, Series N
6.464%	03/30/32	GBP	100	128,703
Sr. Sec’d. Notes
5.659%	06/30/27	GBP	56	79,698
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		1,324	1,370,327
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		510	522,602
5.500%	05/15/29		200	202,940

				22,768,512

United States — 18.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23		770	802,813
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	319,970

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	73	$73,365
6.500%	03/01/24	471	491,017
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26	832	867,610
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24	120	123,900
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21	130	129,755
ADT Security Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	66	65,835
4.125%	06/15/23	109	108,924
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	393	338,962
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24	82	85,793
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22	99	111,870
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	78	79,368
5.500%	04/15/25	36	37,395
6.000%	05/15/26	85	90,100
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25	900	930,156
4.000%	10/15/46	75	78,062
AHP Health Partners, Inc.,
Gtd. Notes, 144A
9.750%	07/15/26	170	183,175
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	135	138,698
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	129	130,006
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	200	209,000
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	600	600,250
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	1,100	1,112,928
3.550%	10/01/27	1,275	1,256,967
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	1,367	1,400,765

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	858	$870,870
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29	384	404,160
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.200%	12/15/46	55	61,601
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	2,592	3,425,872
Sr. Unsec’d. Notes
3.875%	05/21/24	229	234,439
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	200	205,682
3.875%	09/16/46	460	408,734
4.000%	01/31/24	1,000	1,047,957
5.375%	01/31/44	225	241,306
5.800%	02/14/39	400	449,455
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	415	428,649
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	70	70,879
4.750%	08/01/25	804	812,040
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	496	517,080
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	900	905,713
2.750%	05/20/22	1,200	1,214,653
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21	1,100	1,100,326
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	215	217,901
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	720	716,124
3.000%	06/15/23	780	787,565
3.375%	10/15/26	1,700	1,729,331
3.450%	09/15/21	400	408,598
3.500%	01/31/23	800	825,869
3.950%	03/15/29	500	523,380
4.400%	02/15/26	300	324,181
5.900%	11/01/21	200	215,237
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	710,364
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	174	181,395

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	168	$173,880
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	75	74,531
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	44	42,240
5.625%	06/01/23	138	133,198
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	1,125	1,163,827
Aon PLC,
Gtd. Notes
2.800%	03/15/21	1,160	1,168,096
Apergy Corp.,
Gtd. Notes
6.375%	05/01/26	165	166,238
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	200	224,619
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	235	242,728
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20	345	346,889
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	363	343,942
Sr. Sec’d. Notes
7.875%	12/01/22	178	170,658
Aqua America, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29	365	379,305
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	133	135,328
Gtd. Notes, 144A
5.000%	04/01/25	515	522,725
5.000%	02/01/28	823	846,661
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	169	176,622
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	1,107	1,169,069
5.870%	02/23/22	165	175,760
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.200%	06/10/24	1,200	1,214,431
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24	328	339,480

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25			187	$190,273
6.875%	08/01/25			448	455,706
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26			116	105,850
10.000%	04/01/22			373	394,876
AT&T, Inc.,
Sr. Unsec’d. Notes
2.950%	07/15/26			925	918,535
3.200%	03/01/22			650	663,836
3.600%	07/15/25			275	285,239
4.350%	03/01/29			275	296,197
4.450%	04/01/24			700	753,234
4.750%	05/15/46			405	427,686
4.850%	03/01/39			315	338,068
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29			200	209,306
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24			2,137	2,273,768
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25			1,092	1,217,580
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	07/15/27			367	369,752
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24			316	325,480
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25			62	62,620
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26		EUR	130	122,624
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26			1,548	1,342,890
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)		1,018	1,099,440
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)		215	240,005
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%
5.797%(c)	—	(rr)		310	309,058
Jr. Sub. Notes, Series X
6.250%(ff)	—	(rr)		820	893,365
Jr. Sub. Notes, Series Z
6.500%(ff)	—	(rr)		463	510,457
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23			331	337,072
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23			1,800	1,818,804
3.499%(ff)	05/17/22			900	917,345

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
3.864%(ff)	07/23/24		900	$945,298
4.078%(ff)	04/23/40		200	213,280
4.244%(ff)	04/24/38		700	762,190
Sub. Notes
6.110%	01/29/37		150	191,303
Sub. Notes, MTN
4.450%	03/03/26		600	647,186
Bank of America NA,
Sr. Unsec’d. Notes
3.335%(ff)	01/25/23		250	256,403
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		1,036	1,139,103
9.250%	04/01/26		265	296,482
Bausch Health Cos., Inc.,
Gtd. Notes
4.500%	05/15/23	EUR	400	460,707
Gtd. Notes, 144A
5.500%	03/01/23		293	295,344
5.875%	05/15/23		469	474,450
6.125%	04/15/25		122	124,589
7.000%	01/15/28		576	596,880
7.250%	05/30/29		627	652,080
9.000%	12/15/25		732	817,864
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		1,780	1,855,650
5.750%	08/15/27		306	321,600
7.000%	03/15/24		381	404,851
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20		140	140,419
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26		2,020	2,000,447
BBA US Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/26		266	275,975
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		19	18,810
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		385	384,709
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		188	188,059
2.894%	06/06/22		375	380,095
Belden, Inc.,
Gtd. Notes
4.125%	10/15/26	EUR	100	120,967
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		195	260,925
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23		600	618,016

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Berry Global Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	492	$502,455
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26	111	107,670
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	255	267,890
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	180	180,904
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25	137	142,823
Blue Cube Spinco LLC,
Gtd. Notes
9.750%	10/15/23	86	95,030
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25	42	47,513
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	1,200	1,251,241
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	454	460,810
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	131	137,714
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	194	210,005
BP Capital Markets America, Inc.,
Gtd. Notes
2.112%	09/16/21	720	718,684
3.790%	02/06/24	580	614,119
Brand Industrial Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25	176	159,500
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25	190	178,600
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20	1,400	1,397,566
3.000%	01/15/22	1,400	1,403,638
3.125%	01/15/25	1,040	1,016,399
3.625%	01/15/24	600	605,682
3.875%	01/15/27	600	587,941
Broadcom, Inc.,
Gtd. Notes, 144A
4.250%	04/15/26	1,500	1,522,313
4.750%	04/15/29	500	513,391

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26		460	$467,817
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26		186	191,580
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		89	74,760
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27		122	128,710
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		300	339,835
BWAY Holding Co.,
Sr. Sec’d. Notes
4.750%	04/15/24	EUR	100	116,928
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		1,448	1,448,724
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		437	451,181
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		227	229,270
6.375%	07/01/26		179	180,790
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		730	742,775
5.875%	01/15/24		496	507,160
Sr. Unsec’d. Notes
5.375%	01/15/23		1,107	1,119,852
5.750%	01/15/25		525	521,062
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		975	976,074
2.500%	05/12/20		440	440,456
3.450%	04/30/21		634	645,512
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22		1,200	1,206,350
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23		251	242,215
8.250%	07/15/25		219	215,715
Carvana Co.,
Gtd. Notes, 144A
8.875%	10/01/23		50	50,513
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		296	300,070
5.000%	07/15/27		290	295,075

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	$783,569
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23		41	41,090
5.000%	02/01/28		520	531,024
5.125%	05/01/27		2,110	2,184,610
5.375%	06/01/29		1,264	1,305,080
5.875%	05/01/27		42	44,310
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27		896	926,679
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		154	159,583
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25		748	778,855
5.500%	12/01/24		546	583,674
Cedar Fair LP,
Sr. Unsec’d. Notes, 144A
5.250%	07/15/29		309	315,276
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21		1,500	1,495,068
3.450%	11/15/27		186	193,898
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
—%	04/15/99	^	356	—
—%	12/31/99	^	69	—
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		328	338,565
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		2,211	2,324,314
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27		170	171,700
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		328	334,560
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39		63	58,754
Sr. Unsec’d. Notes, Series S
6.450%	06/15/21		413	436,747
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42		21	19,637
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23		247	266,451
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24		477	527,681

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		239	$242,585
Chaparral Energy, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23		201	124,620
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
5.500%	04/01/26		422	444,071
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		255	257,286
4.464%	07/23/22		1,500	1,576,160
5.375%	04/01/38		700	749,604
5.375%	05/01/47		1,200	1,266,227
Chemours Co. (The),
Gtd. Notes
4.000%	05/15/26	EUR	100	113,710
5.375%	05/15/27		624	594,360
6.625%	05/15/23		17	17,584
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,547	1,680,429
5.875%	03/31/25		462	514,552
7.000%	06/30/24		285	327,778
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26		527	555,985
Sr. Sec’d. Notes
5.250%	10/01/25		33	34,114
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		139	131,355
5.750%	03/15/23		20	18,750
6.625%	08/15/20		269	271,018
7.000%	10/01/24		298	267,455
8.000%	01/15/25		336	311,640
8.000%	06/15/27		460	405,375
Gtd. Notes, 144A
8.000%	03/15/26		182	165,165
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25		163	152,405
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	03/15/26		510	490,722
8.625%	01/15/24		613	613,000
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		655	689,532
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		322	323,529
5.500%	04/01/27		641	671,047

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23		840	$874,552
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		418	368,885
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		170	144,500
CIT Group, Inc.,
Jr. Sub. Notes, Series A
5.800%(ff)	—	(rr)	290	291,812
Sr. Unsec’d. Notes, GMTN
6.000%	04/01/36		450	430,312
Sub. Notes
6.125%	03/09/28		180	204,750
Citibank NA,
Sr. Unsec’d. Notes
2.844%(ff)	05/20/22		1,200	1,209,157
3.400%	07/23/21		650	663,834
3.650%	01/23/24		1,285	1,352,966
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.450%	01/10/20		280	280,049
2.750%	04/25/22		1,100	1,110,084
3.142%(ff)	01/24/23		1,000	1,017,094
3.352%(ff)	04/24/25		990	1,022,650
4.500%	01/14/22		800	840,951
4.650%	07/23/48		700	814,459
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20		375	374,666
Clean Harbors, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/27		307	312,019
5.125%	07/15/29		162	165,240
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20		735	751,537
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		2,231	2,420,635
Gtd. Notes, Series A
6.500%	11/15/22		152	155,420
Clearway Energy Operating LLC,
Gtd. Notes
5.375%	08/15/24		307	312,372
Gtd. Notes, 144A
5.750%	10/15/25		273	277,095
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	01/15/24		54	54,810
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25		800	828,368

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/29	391	$423,257
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	1,274	1,235,780
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	525	555,187
6.375%	02/15/26	324	347,490
Comcast Corp.,
Gtd. Notes
4.600%	10/15/38	700	801,533
4.700%	10/15/48	500	585,607
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	974	999,567
6.000%	03/01/26	720	738,000
Compass Bank,
Sr. Unsec’d. Notes
3.500%	06/11/21	900	917,206
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	211	161,943
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	200	218,653
CONSOL Energy, Inc.,
Sec’d. Notes, 144A
11.000%	11/15/25	590	638,675
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	200	215,326
Sr. Unsec’d. Notes, Series E
4.650%	12/01/48	250	291,675
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24	1,368	1,402,200
5.875%	02/15/26	901	925,777
6.625%	03/01/25	452	470,080
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25	622	628,220
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	108	105,165
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	190	136,800
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	312	316,290
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26	175	183,969

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
5.625%	05/01/27	457	$455,857
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	595	606,900
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	280	287,700
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	195	194,130
3.200%	09/01/24	425	434,009
3.650%	09/01/27	1,000	1,029,793
4.300%	02/15/29	450	486,267
5.250%	01/15/23	1,200	1,304,847
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	1,257	1,260,142
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23	500	513,750
5.375%	02/01/28	600	623,250
5.500%	05/15/26	838	878,811
6.500%	02/01/29	711	775,879
6.625%	10/15/25	6	6,420
Sr. Unsec’d. Notes
5.250%	06/01/24	888	922,410
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	252	252,000
5.125%	12/15/21	359	359,000
7.750%	07/15/25	201	217,462
10.875%	10/15/25	1,593	1,825,976
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	03/15/49	125	139,701
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26	237	236,360
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21	950	963,197
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.375%	03/15/27	307	323,117
Darling Ingredients, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/15/27	137	143,165
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	151	149,075
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	356	365,790
5.375%	07/15/25	68	71,655

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Gtd. Notes, 144A
6.450%	11/03/36	520	$546,000
6.750%	09/15/37	334	359,050
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	754	796,019
Sr. Sec’d. Notes, 144A
4.000%	07/15/24	1,100	1,128,776
4.900%	10/01/26	800	834,684
5.300%	10/01/29	388	408,874
8.350%	07/15/46	400	504,999
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.250%	03/31/22	532	498,750
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	223	138,260
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	734	709,227
5.875%	07/15/22	899	912,485
5.875%	11/15/24	124	117,335
6.750%	06/01/21	313	328,259
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	238	246,477
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
4.050%	09/15/42	400	405,642
DTE Energy Co.,
Sr. Unsec’d. Notes, Series B
2.600%	06/15/22	180	180,815
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	580	605,213
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	95	92,621
5.050%	09/15/19	500	502,326
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	685	738,017
3.850%	11/15/42	400	417,097
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	781	824,931
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	350	356,699
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22	82	82,410
Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.500%
7.750%	05/15/22	381	383,857
Edison International,
Sr. Unsec’d. Notes
5.750%	06/15/27	55	59,074

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	09/15/26	142	$155,135
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	1,852	1,928,395
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27	380	396,927
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	468	452,940
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	676	700,505
5.750%	01/30/28	443	466,257
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27	317	343,099
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	400	437,328
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29	91	93,275
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	28	27,440
4.400%	04/01/24	205	207,302
4.850%	07/15/26	52	52,390
5.050%	04/01/45	378	315,630
5.450%	06/01/47	278	237,690
5.600%	04/01/44	282	258,735
Ensco Rowan PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	100	74,500
4.700%	03/15/21	10	9,293
5.200%	03/15/25	146	107,310
5.750%	10/01/44	194	111,550
7.750%	02/01/26	159	118,455
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	228	229,710
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27	158	164,320
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28	700	761,931
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26	358	249,705
EPR Properties,
Gtd. Notes
4.950%	04/15/28	1,500	1,613,452

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	100	$118,827
2.875%	10/01/25	EUR	100	118,548
5.375%	05/15/27		347	371,974
5.875%	01/15/26		636	673,365
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		200	204,750
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,000	1,024,482
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	332,733
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28		927	943,584
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26		280	226,100
7.375%	05/15/24		594	507,870
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23		520	531,065
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	514,100
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		470	483,105
4.400%	07/01/49		125	131,509
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25		175	175,879
Flexi-Van Leasing, Inc.,
Sec’d. Notes, 144A
10.000%	02/15/23		120	111,300
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49		300	329,022
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26		500	504,177
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.514%	02/17/23	EUR	100	114,431
1.897%	08/12/19		515	514,508
2.386%	02/17/26	EUR	100	114,109
2.425%	06/12/20		790	787,001
3.336%	03/18/21		685	688,517
3.813%	10/12/21		585	593,799
4.134%	08/04/25		300	300,552
5.113%	05/03/29		700	714,881

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	94	$96,820
6.750%	03/15/22	87	90,371
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	360	382,914
4.709%	01/25/29	40	44,750
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	35	35,131
3.875%	03/15/23	1,327	1,327,000
4.550%	11/14/24	324	331,209
5.450%	03/15/43	2,270	2,077,050
frontdoor, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/26	256	272,640
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	1,454	1,512,160
Sr. Unsec’d. Notes
10.500%	09/15/22	266	180,215
11.000%	09/15/25	1,036	642,320
FS Energy & Power Fund,
Sr. Sec’d. Notes, 144A
7.500%	08/15/23	96	97,440
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	213	218,964
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	125	125,078
GCI LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	170	178,126
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	194	196,910
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	750	716,200
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20	500	499,864
3.450%	04/10/22	775	785,982
3.700%	05/09/23	900	913,086
4.200%	03/01/21	800	817,754
4.350%	01/17/27	200	203,726
5.250%	03/01/26	305	327,165
Sr. Unsec’d. Notes
3.550%	07/08/22	1,180	1,201,116
4.150%	06/19/23	695	715,848
4.200%	11/06/21	835	859,788
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	86	82,775

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
6.000%	05/15/23		87	$86,348
6.250%	05/15/26		190	183,350
6.500%	10/01/25		174	170,085
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		1,427	1,550,079
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20		890	892,619
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		847	907,476
5.375%	11/01/23		760	814,857
5.375%	04/15/26		1,230	1,330,183
5.750%	06/01/28		350	385,689
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27		337	348,795
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
9.875%	05/01/24		261	268,504
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,246	1,283,380
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—	(rr)	138	132,480
Sr. Unsec’d. Notes
2.350%	11/15/21		370	369,631
2.875%	02/25/21		875	881,284
3.000%	04/26/22		800	807,650
3.272%(ff)	09/29/25		900	921,056
3.625%	01/22/23		200	207,491
3.750%	02/25/26		100	104,382
4.017%(ff)	10/31/38		400	413,131
4.411%(ff)	04/23/39		300	324,543
5.750%	01/24/22		600	648,470
Sub. Notes
6.750%	10/01/37		450	588,577
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		211	223,133
Graphic Packaging International LLC,
Gtd. Notes, 144A
4.750%	07/15/27		150	153,938
Gray Television, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/15/27		171	185,535
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21		472	383,500
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27		97	100,153

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		210	$214,200
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		301	288,207
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23		53	54,259
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27		153	157,035
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27		240	241,200
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24		74	57,165
6.375%	01/15/26		136	103,020
6.625%	05/01/23		151	129,860
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		154	130,708
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20		70	70,072
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		796	859,182
5.375%	09/01/26		389	419,147
5.625%	09/01/28		945	1,022,962
5.875%	02/01/29		977	1,071,036
Sr. Sec’d. Notes
5.000%	03/15/24		200	217,888
5.250%	06/15/49		800	831,768
5.500%	06/15/47		600	641,041
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26		2,174	2,293,570
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		629	632,931
Hertz Corp. (The),
Sec’d. Notes, 144A
7.625%	06/01/22		560	581,700
Hertz Holdings Netherlands BV,
Gtd. Notes
5.500%	03/30/23	EUR	100	120,099
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26		200	205,750
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.500%	10/05/21		125	127,983

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	425	$424,404
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	96	97,440
5.125%	05/01/26	512	534,400
Gtd. Notes, 144A
4.875%	01/15/30	1,129	1,162,870
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	221	228,392
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	205	207,819
4.625%	02/01/28	144	146,160
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	200	265,379
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	217	224,204
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26	964	977,255
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
5.250%	08/01/26	197	202,418
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	605	605,192
2.900%	12/15/22	610	618,612
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20	520	519,768
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27	416	432,640
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.250%	02/01/22	114	116,708
6.750%	02/01/24	96	99,720
Gtd. Notes, 144A
6.250%	05/15/26	340	344,675
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26	179	190,366
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23	1,001	1,040,640
4.250%	05/01/29	700	734,818
4.750%	08/01/28	265	289,491
Immucor, Inc.,
Gtd. Notes, 144A
11.125%	02/15/22	16	16,320
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26	310	278,225

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		2,886	$2,936,794
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23		775	788,694
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25		290	309,775
Sr. Unsec’d. Notes
3.750%	09/21/28		235	253,584
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22		1,500	1,525,567
4.250%	05/15/49		205	220,878
International Game Technology PLC,
Sr. Sec’d. Notes
3.500%	06/15/26	EUR	100	117,974
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		145	148,800
IQVIA, Inc.,
Gtd. Notes
3.250%	03/15/25	EUR	200	234,230
Gtd. Notes, 144A
3.250%	03/15/25	EUR	100	117,115
5.000%	10/15/26		503	519,347
5.000%	05/15/27		685	707,262
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		62	61,690
Iron Mountain UK PLC,
Gtd. Notes, EMTN
3.875%	11/15/25	GBP	100	125,831
Iron Mountain, Inc.,
Gtd. Notes
3.000%	01/15/25	EUR	100	117,369
Gtd. Notes, 144A
4.875%	09/15/27		441	437,141
iStar, Inc.,
Sr. Unsec’d. Notes
4.625%	09/15/20		40	40,350
5.250%	09/15/22		81	82,924
6.000%	04/01/22		61	62,525
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		30	30,675
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
2.500%	03/15/20		325	324,923
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,751	1,812,285
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,067	1,109,680

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
5.875%	07/15/24		529	$544,209
6.750%	02/15/28		225	244,406
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		723	785,359
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		167	163,869
4.875%	12/15/27		25	24,188
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	06/07/21		1,170	1,173,207
2.600%	03/07/24		275	277,978
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27		752	776,997
3.400%	01/15/38		275	286,480
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.053%(c)	—	(rr)	287	286,845
Jr. Sub. Notes, Series R
6.000%(ff)	—	(rr)	7	7,359
Jr. Sub. Notes, Series S
6.750%(ff)	—	(rr)	100	110,523
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.000%(c)	—	(rr)	550	548,240
Jr. Sub. Notes, Series X
6.100%(ff)	—	(rr)	130	140,052
Jr. Sub. Notes, Series Z
5.300%(ff)	—	(rr)	484	489,600
Sr. Unsec’d. Notes
2.400%	06/07/21		800	802,158
2.700%	05/18/23		800	808,202
2.950%	10/01/26		800	814,364
3.200%	01/25/23		200	205,230
3.220%(ff)	03/01/25		900	925,468
3.250%	09/23/22		400	410,932
3.702%(ff)	05/06/30		1,200	1,265,244
3.882%(ff)	07/24/38		500	524,113
3.964%(ff)	11/15/48		780	827,573
4.350%	08/15/21		400	416,067
Sub. Notes
3.375%	05/01/23		500	514,082
3.875%	09/10/24		700	735,934
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		146	151,840
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		86	87,505
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		640	653,793
5.085%	05/25/48		300	334,029
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26		290	304,135

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19			140	$140,252
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25			346	371,950
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36			51	43,860
6.875%	11/01/35			465	413,552
L3 Technologies, Inc.,
Gtd. Notes
4.950%	02/15/21			966	998,177
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26			183	184,601
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25			346	346,865
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14	(d)	EU	R 900	20,468
4.750%	01/16/14	(d)	EUR	415	9,438
5.375%	10/17/12	(d)	EUR	50	1,137
Lennar Corp.,
Gtd. Notes
4.750%	11/29/27			835	878,837
4.875%	12/15/23			19	20,021
5.250%	06/01/26			230	244,950
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23			189	190,578
5.250%	03/15/26		1,467		1,518,345
5.375%	05/01/25			40	41,300
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22			102	102,893
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24			204	209,100
6.375%	02/01/24			28	29,435
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20			460	461,809
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26			63	64,260
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.750%	08/01/22			152	130,720
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26			161	161,000
Markel Corp.,
Sr. Unsec’d. Notes
5.350%	06/01/21			100	105,034

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	42	$45,045
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	620	619,605
3.300%	03/14/23	140	143,902
4.200%	03/01/48	150	158,422
4.350%	01/30/47	45	48,794
4.750%	03/15/39	220	252,371
4.900%	03/15/49	895	1,060,151
Masco Corp.,
Sr. Unsec’d. Notes
4.450%	04/01/25	100	106,502
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26	195	200,850
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	920	948,495
2.950%	06/01/29	315	324,918
3.500%	02/26/28	425	457,864
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	342	345,420
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	758	779,792
Matthews International Corp.,
Gtd. Notes, 144A
5.250%	12/01/25	74	72,798
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.450%	06/15/27	1,249	1,257,963
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22	625	630,730
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	800	808,812
3.250%	06/10/24	800	832,653
3.500%	03/01/27	405	425,330
4.875%	12/09/45	15	17,221
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	148	138,380
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	261	239,849
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	162	159,975
6.250%	01/15/27	1,020	1,003,425
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	585	601,419

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26		188	$199,492
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		94	95,410
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	921,655
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		780	800,475
4.500%	01/15/28		915	908,137
5.625%	05/01/24		699	753,172
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		137	137,685
7.750%	03/15/22		493	549,695
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		134	139,025
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	302,204
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		572	589,160
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22		188	195,520
Sr. Unsec’d. Notes, 144A
4.875%	06/15/25		421	427,315
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19		110	109,957
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^	(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
3.625%	02/13/26		720	756,360
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	—	(rr)	639	637,402
Sr. Unsec’d. Notes
2.800%	06/16/20		995	999,627
Sr. Unsec’d. Notes, GMTN
2.750%	05/19/22		600	606,295
4.000%	07/23/25		365	390,953
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		800	804,841
5.625%	09/23/19		400	402,774
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,368,463

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24			354	$331,946
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27			1,172	1,207,160
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26			46	47,725
Mueller Water Products, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26			354	365,947
Murphy Oil Corp.,
Sr. Unsec’d. Notes
5.625%	12/01/42			188	168,260
5.750%	08/15/25			203	210,389
7.050%	05/01/29			18	19,575
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21			334	325,650
5.000%	09/15/20			42	42,105
5.500%	01/15/23			55	51,425
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26			32	33,550
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29			600	646,141
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23			394	401,880
9.125%	07/15/26			210	213,150
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24			221	223,486
6.500%	06/15/22			18	19,120
6.625%	07/26/21			216	228,690
6.750%	06/25/25			131	135,585
6.750%	06/15/26			275	285,313
7.250%	09/25/23			193	206,028
Sr. Unsec’d. Notes, GMTN
5.500%	01/25/23			143	146,933
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25			262	274,445
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	—	(rr)		100	102,400
Netflix, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/29		EUR	100	123,178
4.875%	04/15/28			270	278,438
5.875%	11/15/28			888	983,123
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29			656	696,797

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	90	$91,350
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22	167	170,758
Newmark Group, Inc.,
Sr. Unsec’d. Notes
6.125%	11/15/23	122	129,090
Nexstar Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/27	235	240,581
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19	700	699,973
3.550%	05/01/27	570	595,061
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	125	125,663
4.500%	09/15/27	127	125,413
Sr. Unsec’d. Notes, 144A
4.250%	07/15/24	587	590,680
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	402	425,617
7.768%	12/15/37	705	895,350
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	88	86,460
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	383	382,042
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23	1,160	1,201,695
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	124	66,030
7.750%	01/15/24	22	16,775
Gtd. Notes, 144A
7.875%	02/01/26	1,075	924,844
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
9.500%	05/15/23	424	437,688
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	300	305,990
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	890	901,125
6.250%	08/15/24	793	831,429
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	423	453,667
6.625%	01/15/27	862	936,347
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	165	169,514

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
4.450%	06/15/29	372	$387,060
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29	680	725,900
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	367	382,708
6.000%	07/01/24	35	36,225
NuStar Logistics LP,
Gtd. Notes
6.000%	06/01/26	182	188,370
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	145	151,525
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	141	140,648
6.875%	01/15/23	2	2,000
Gtd. Notes, 144A
6.250%	05/01/26	20	19,350
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25	690	712,391
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27	1,100	1,150,252
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	1,000	1,027,114
7.000%	05/01/32	100	139,561
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	500	588,938
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	400	415,730
4.350%	03/15/29	697	744,926
4.550%	07/15/28	500	542,746
5.200%	07/15/48	150	165,289
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	1,989	1,899,495
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.875%	03/15/25	100	103,375
Sr. Unsec’d. Notes, 144A
5.000%	08/15/27	733	750,372
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
5.250%	04/15/24	210	217,646
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
8.375%	10/01/23	1,224	1,211,760
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27	1,821	1,875,630

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes
4.375%	05/15/26	EUR	101	$118,580
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		1,531	1,590,326
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		1,033	1,014,922
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		64	64,960
5.375%	01/15/25		190	194,750
5.625%	10/15/27		521	544,445
6.250%	06/01/24		209	217,360
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		380	385,700
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25		223	233,593
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26		153	150,323
6.125%	09/15/24		37	37,000
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	1,005,235
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		167	174,098
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	612,875
4.000%	03/05/42		100	108,725
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		780	756,600
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39		400	608,905
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26		130	137,313
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20		2,000	1,994,193
4.125%	03/04/43		300	306,313
4.250%	11/10/44		600	627,986
6.375%	05/16/38		600	794,132
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK NA
8.500%	12/01/22		726	640,989
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	03/01/25		171	176,558
5.625%	01/15/28		388	398,670
5.750%	03/01/27		203	209,598

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, 144A
5.500%	12/15/29		274	$274,685
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		200	192,964
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25		766	774,617
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		220	231,044
Sr. Sec’d. Notes, 144A
5.250%	04/15/24		1,013	1,030,727
5.750%	04/15/26		611	630,857
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	101,878
4.400%	01/15/21		500	512,972
Project Spring,
Notes
10.000%	06/30/24	^	570	582,825
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23		900	937,756
4.150%	09/15/21		250	256,877
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48		155	173,223
PulteGroup, Inc.,
Gtd. Notes
6.000%	02/15/35		163	167,075
6.375%	05/15/33		265	282,556
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		94	90,475
5.375%	10/01/22		328	318,980
5.625%	03/01/26		468	439,920
6.875%	03/01/21		150	154,125
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		443	468,827
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25		203	200,970
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24		189	173,408
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25		154	148,995
6.875%	02/15/23		73	73,000
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		78	74,003
5.875%	07/01/22		17	16,830

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25		626	$633,825
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		956	983,246
Sr. Sec’d. Notes
4.500%	05/15/26	EUR	118	137,182
Sr. Sec’d. Notes, 144A
4.500%	05/15/26	EUR	490	569,653
6.250%	05/15/26		967	994,559
Regions Bank,
Sr. Unsec’d. Notes
2.750%	04/01/21		1,600	1,606,340
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		506	515,487
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		542	560,439
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		190	191,989
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		506	466,152
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
2.650%	11/28/20		285	285,726
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24		541	563,992
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	302,888
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.875%	06/01/22		275	278,168
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27		1,315	1,332,280
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		1,259	1,325,371
5.000%	03/15/27		941	1,031,764
5.625%	04/15/23		200	217,834
5.875%	06/30/26		1,000	1,142,735
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	09/07/27		200	201,375
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		140	144,200
5.375%	04/15/23		269	275,053

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24		1,664	$1,713,920
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26		859	901,941
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		1,177	1,188,770
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33		69	76,869
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23		170	171,424
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		456	475,380
5.625%	11/01/24		220	237,050
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		200	212,500
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29		321	337,852
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24		507	521,576
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20		230	229,585
3.125%	06/01/24		225	228,876
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		1,000	991,465
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/25	EUR	100	117,500
Simmons Foods, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	01/15/24		329	354,497
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27		503	511,752
5.375%	04/15/25		250	257,813
Sr. Unsec’d. Notes, 144A
4.625%	07/15/24		290	296,751
5.500%	07/01/29		427	437,760
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		1,779	1,806,797
5.500%	04/15/27		166	172,640
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		178	163,315
5.625%	06/01/25		349	317,590
6.125%	11/15/22		44	43,670
6.750%	09/15/26		69	64,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	1,804	$1,950,575
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23	137	141,281
Sotera Health Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	458	463,725
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	450	451,581
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	109,367
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25	150	136,875
7.500%	04/01/26	132	125,054
7.750%	10/01/27	106	101,495
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	750	774,004
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23	28	29,750
6.125%	03/15/24	343	368,725
6.625%	01/15/28	293	307,650
6.875%	03/15/25	301	329,589
7.125%	03/15/26	342	374,704
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	293	339,147
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	1,419	1,504,566
7.625%	02/15/25	131	139,515
7.625%	03/01/26	1,512	1,611,792
7.875%	09/15/23	1,243	1,350,209
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	731	731,440
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	141	146,993
5.875%	08/15/26	71	74,550
SRS Distribution, Inc.,
Gtd. Notes, 144A
8.250%	07/01/26	154	149,765
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,797	1,864,387
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	341	352,935

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
5.500%	02/15/23	4	$4,110
6.000%	10/15/25	774	821,407
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	1,425	1,416,607
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	210	208,950
Starbucks Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/29	1,500	1,570,581
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	74	76,035
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	215	215,538
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	67	66,665
5.000%	12/15/26	220	229,350
5.500%	10/01/24	231	239,374
Stericycle, Inc.,
Gtd. Notes, 144A
5.375%	07/15/24	299	312,117
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	181	190,729
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	1,000	1,040,208
4.375%	05/15/44	300	324,414
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25	101	98,601
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	189	193,016
5.500%	02/15/26	128	133,280
5.875%	03/15/28	4	4,145
Gtd. Notes, 144A
6.000%	04/15/27	46	48,300
SunTrust Bank,
Sr. Unsec’d. Notes
2.590%(ff)	01/29/21	820	820,607
2.800%	05/17/22	1,200	1,215,284
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	533	461,045
10.000%	04/15/27	213	212,468
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	509	521,803
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	108	108,016

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24	285	$297,825
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	56	46,900
Gtd. Notes, 144A
10.500%	01/15/26	56	55,860
Sr. Sec’d. Notes, 144A
6.625%	01/15/28	206	204,713
7.250%	05/15/27	268	274,700
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	32	32,441
5.500%	09/15/24	478	493,535
5.500%	01/15/28	1,099	1,111,364
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	501,859
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	6	6,000
5.000%	01/15/28	638	639,595
5.125%	02/01/25	42	43,365
5.375%	02/01/27	89	92,115
5.875%	04/15/26	199	210,940
Gtd. Notes, 144A
6.500%	07/15/27	348	379,755
6.875%	01/15/29	1,110	1,230,646
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	293	298,127
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	1,100	1,119,890
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	294	224,910
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	81	83,025
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27	11	11,316
4.875%	06/01/26	260	269,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	366	376,980
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	10	10,375
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	1,394	1,442,790

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes
4.625%	07/15/24	1,239	$1,254,487
Sr. Unsec’d. Notes
8.125%	04/01/22	696	729,930
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	469	476,035
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	218	217,728
5.000%	01/31/28	584	586,190
6.625%	06/15/25	35	36,750
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	218	191,295
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	305	312,761
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21	764	811,750
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	300	303,944
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	492	503,685
4.750%	02/01/28	649	667,724
5.125%	04/15/25	83	86,385
6.500%	01/15/26	281	303,778
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21	245	249,533
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	344	348,085
TransDigm, Inc.,
Gtd. Notes
6.500%	05/15/25	19	19,219
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	6,450	6,788,625
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	243	250,151
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	370	391,044
Transocean Sentry Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	05/15/23	325	325,406
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20	31	31,930
8.375%	12/15/21	55	57,819
Gtd. Notes, 144A
7.250%	11/01/25	373	353,417

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
7.500%	01/15/26		300	$285,750
9.000%	07/15/23		441	469,665
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21		46	46,920
5.250%	06/01/27		120	115,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
5.875%	06/15/24		154	158,959
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		385	385,064
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	11/01/23		292	309,520
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		616	626,010
4.875%	01/15/28		195	198,900
5.250%	01/15/30		264	271,260
5.500%	07/15/25		62	64,558
5.500%	05/15/27		444	467,310
5.875%	09/15/26		250	266,250
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		1,300	1,361,479
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/45		400	473,771
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		176	172,040
5.125%	02/15/25		206	195,958
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26		300	317,220
Gtd. Notes, 144A
6.875%	09/01/27		325	341,286
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
3.875%	11/15/25	GBP	100	132,463
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		265	284,052
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		200	187,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		1,900	2,140,477
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		1,277	1,326,484
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		196	209,965

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24		417	$399,277
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27		680	707,200
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		92	101,502
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,321	1,337,512
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		140	165,834
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		239	247,664
5.500%	09/01/26		100	105,625
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		260	261,530
4.300%	07/15/29		345	349,747
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27		63	66,701
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27		371	391,887
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		360	359,032
2.950%	08/21/22		2,085	2,101,766
3.900%	08/21/27		926	939,299
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		265	251,088
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	02/15/41		125	173,843
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		181	185,073
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		413	430,552
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26		567	601,020
Wells Fargo & Co.,
Jr. Sub. Notes, Series U
5.875%(ff)	—	(rr)	929	1,009,860
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24		530	557,221
Sub. Notes, MTN
4.650%	11/04/44		175	194,754
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.897%(ff)	05/27/22		1,500	1,514,147

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		653	$640,626
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23		140	140,700
Whiting Petroleum Corp.,
Gtd. Notes
6.625%	01/15/26		91	87,758
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		178	186,455
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	08/15/23		527	549,397
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		145	149,698
Sr. Sec’d. Notes
4.125%	11/01/24	EUR	90	106,792
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		80	82,100
8.250%	08/01/23		179	204,060
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.625%	10/01/24		141	151,928
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24		10	10,474
Xerox Corp.,
Sr. Unsec’d. Notes
4.800%	03/01/35		370	320,512
6.750%	12/15/39		5	4,981
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24		21	22,391
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		8	7,160
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		102	104,295
6.375%	05/15/25		423	431,439
Gtd. Notes, 144A
5.750%	01/15/27		1,580	1,609,830
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.700%	03/19/23		225	232,183
Zions Bancorp NA,
Sr. Unsec’d. Notes
3.500%	08/27/21		490	500,111
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	09/12/27		500	499,537
3.450%	11/13/20		245	248,108

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
4.700%	02/01/43	500	$564,870

			462,317,593

TOTAL CORPORATE BONDS (cost $535,332,835)			549,552,905

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	200	323,702
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	191,486
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	633,248

			1,148,436

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	94	112,934

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	135,482
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	235,846

			371,328

New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	200	309,390

New York — 0.0%
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	140,220
5.952%	06/15/42	80	112,362
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	239,318

			491,900

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds
7.834%	02/15/41	100	158,500

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	263,596

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Ser. B
5.999%	12/01/44	200	$282,156

TOTAL MUNICIPAL BONDS (cost $2,834,763)			3,138,240

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
United States
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	38	39,386
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	46	48,135
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/31	2,544	2,544,992
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
4.004%(c)	01/25/24	24	24,361
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%
6.804%(c)	01/25/24	1,300	1,421,007
Series 2014-C02, Class 2M2, 1 Month LIBOR + 2.600%
5.004%(c)	05/25/24	1,324	1,355,836
Series 2014-C03, Class 2M2, 1 Month LIBOR + 2.900%
5.304%(c)	07/25/24	1,180	1,230,238
Series 2014-C04, Class 1M2, 1 Month LIBOR + 4.900%
7.304%(c)	11/25/24	722	796,211
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29	780	781,835
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.704%(c)	07/25/29	564	565,425
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550%
5.954%(c)	07/25/29	1,940	2,037,378
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.554%(c)	09/25/29	815	817,564
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
3.254%(c)	11/25/29	1,248	1,248,709
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
2.954%(c)	01/25/30	563	563,079
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650%
5.054%(c)	02/25/30	3,095	3,178,277
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
3.154%(c)	02/25/30	134	134,524
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
3.054%(c)	05/25/30	782	782,481
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650%
3.054%(c)	08/25/30	1,367	1,367,122
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
3.084%(c)	10/25/30	1,523	1,523,449
Series 2018-C06, Class 1M1, 1 Month LIBOR + 0.550%
2.954%(c)	03/25/31	692	691,621
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550%
2.954%(c)	03/25/31	581	580,389

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2019-R04, Class 2M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	06/25/39		2,750	$2,751,953
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN02, Class M2, 1 Month LIBOR + 1.650%
4.054%(c)	04/25/24		284	285,250
Series 2015-DN01, Class M3, 1 Month LIBOR + 4.150%
6.554%(c)	01/25/25		1,066	1,120,118
Series 2015-HQ1, Class M3, 1 Month LIBOR + 3.800%
6.204%(c)	03/25/25		523	537,642
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
5.054%(c)	03/25/28		505	509,245
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550%
7.954%(c)	07/25/28		810	917,556
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	07/25/29		513	515,376
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	03/25/30		1,243	1,244,391
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800%
3.204%(c)	12/25/29		1,337	1,337,138
Series 2017-HQA03, Class M1, 1 Month LIBOR + 0.550%
2.954%(c)	04/25/30		622	621,547
Series 2019-DNA01, Class M1, 144A, 1 Month LIBOR + 0.900%
3.304%(c)	01/25/49		2,040	2,044,980
Series 2019-HQA02, Class M1, 144A, 1 Month LIBOR + 0.700%
3.104%(c)	04/25/49		2,050	2,050,646
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/48		1,477	1,478,641
Series 2018-HRP2, Class M2, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	02/25/47		1,390	1,396,105

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $38,640,664)				38,542,607

SOVEREIGN BONDS — 0.4%
Colombia — 0.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45		700	772,450

France — 0.0%
French Republic Government Bond OAT,
Bonds
1.850%	07/25/27	EUR	123	175,051
Bonds, 144A
0.100%	07/25/47	EUR	98	127,874
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	140	204,951

				507,876

Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28		900	903,555

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Italy — 0.1%
Italy Buoni Poliennali del Tesoro,
Sr. Unsec’d. Notes, Series CPI, 144A
1.300%	05/15/28	EUR	1,064	$1,210,658
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR	115	144,065

				1,354,723

Japan — 0.1%
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, Series 022
0.100%	03/10/27	JPY	24,867	240,313
Sr. Unsec’d. Notes, Series 023
0.100%	03/10/28	JPY	92,920	899,259

				1,139,572

Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.000%	10/02/23		600	625,800
4.500%	04/22/29		225	241,313
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21		475	482,125
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		500	636,875

				1,986,113

New Zealand — 0.1%
New Zealand Government Inflation Linked Bond,
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	270	242,087
3.000%	09/20/30	NZD	785	712,219
Sr. Unsec’d. Notes, Series 0940
2.500%	09/20/40	NZD	107	98,022

				1,052,328

Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
4.125%	08/25/27		509	566,777

United Kingdom — 0.0%
United Kingdom Gilt Inflation Linked,
Unsec’d. Notes
0.125%	08/10/48	GBP	42	93,670

Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		160	173,120
5.100%	06/18/50		400	449,504

				622,624

TOTAL SOVEREIGN BONDS (cost $8,482,455)				8,999,688

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Federal Farm Credit Bank
3.125%	02/06/30		600	639,601
Federal Home Loan Bank
4.000%	09/01/28		245	278,447

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
3.000%	03/01/27	83	$84,810
3.000%	05/01/27	34	35,101
3.000%	11/01/27	203	208,070
3.000%	04/01/29	204	209,516
3.000%	02/01/31	256	261,718
3.000%	05/01/31	57	57,844
3.000%	06/01/31	32	32,475
3.000%	05/01/33	17	17,471
3.000%	05/01/33	39	39,571
3.000%	05/01/33	91	93,105
3.000%	07/01/46	150	152,579
3.000%	08/01/46	390	395,503
3.000%	10/01/46	145	147,064
3.000%	12/01/46	60	61,067
3.000%	12/01/46	79	80,214
3.000%	12/01/46	225	227,948
3.000%	02/01/47	648	656,492
3.000%	05/01/47	41	41,777
3.000%	06/01/47	357	361,344
3.000%	10/01/47	397	402,575
3.000%	05/01/49	47	47,380
3.500%	03/01/32	80	82,553
3.500%	04/01/32	190	197,532
3.500%	05/01/35	107	111,428
3.500%	09/01/38	46	47,274
3.500%	10/01/42	95	98,733
3.500%	10/01/42	1,260	1,308,489
3.500%	06/01/43	336	350,622
3.500%	07/01/43	151	157,260
3.500%	09/01/44	28	28,892
3.500%	10/01/44	179	185,091
3.500%	12/01/45	96	99,762
3.500%	03/01/46	52	53,937
3.500%	03/01/46	68	70,436
3.500%	03/01/46	166	173,375
3.500%	05/01/46	49	50,774
3.500%	05/01/46	88	90,967
3.500%	07/01/46	20	20,362
3.500%	07/01/46	183	188,483
3.500%	08/01/46	25	25,806
3.500%	08/01/46	33	34,195
3.500%	08/01/46	167	171,726
3.500%	09/01/46	42	43,375
3.500%	12/01/46	53	54,322
3.500%	12/01/46	254	261,369
3.500%	01/01/47	52	53,421
3.500%	02/01/47	622	642,332
3.500%	03/01/47	180	185,411
3.500%	04/01/47	41	42,151
3.500%	04/01/47	229	236,005
3.500%	05/01/47	151	156,637
3.500%	07/01/47	320	329,555
3.500%	09/01/47	134	138,509
3.500%	09/01/47	391	402,254
3.500%	09/01/47	473	491,043

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/48	492	$513,241
3.500%	02/01/48	53	54,715
3.500%	02/01/48	362	368,300
3.500%	03/01/48	76	77,802
3.500%	03/01/48	238	245,210
3.500%	05/01/48	73	74,914
3.500%	05/01/48	684	702,724
3.500%	06/01/48	180	184,257
3.500%	04/01/49	60	62,051
3.500%	07/01/49	814	833,836
4.000%	05/01/33	152	159,350
4.000%	08/01/42	49	52,050
4.000%	06/01/44	569	599,223
4.000%	02/01/45	47	50,215
4.000%	07/01/45	97	101,555
4.000%	09/01/45	478	500,483
4.000%	03/01/46	125	130,475
4.000%	05/01/46	227	238,094
4.000%	07/01/46	96	100,197
4.000%	10/01/46	70	73,664
4.000%	02/01/47	48	50,094
4.000%	10/01/47	59	61,180
4.000%	01/01/48	1,959	2,044,940
4.000%	02/01/48	72	76,063
4.000%	02/01/48	319	331,467
4.000%	06/01/48	139	147,630
4.000%	06/01/48	141	148,302
4.000%	06/01/48	143	148,624
4.000%	07/01/48	586	608,518
4.000%	12/01/48	368	385,946
4.000%	12/01/48	828	856,671
4.000%	01/01/49	34	34,802
4.000%	01/01/49	44	45,356
4.000%	06/01/49	49	50,441
4.500%	06/01/38	158	169,321
4.500%	07/01/39	351	376,760
4.500%	09/01/39	16	16,718
4.500%	10/01/39	69	74,642
4.500%	01/01/40	122	131,238
4.500%	02/01/40	17	18,073
4.500%	04/01/40	33	34,991
4.500%	02/01/41	183	197,056
4.500%	07/01/41	21	22,581
4.500%	08/01/41	21	22,629
4.500%	10/01/41	584	627,098
4.500%	01/01/42	24	25,172
4.500%	05/01/42	34	36,780
4.500%	01/01/45	36	38,784
4.500%	01/01/46	606	645,092
4.500%	09/01/46	32	34,206
4.500%	03/01/47	1	553
4.500%	05/01/47	105	110,318
4.500%	06/01/47	31	32,239
4.500%	05/01/48	2,033	2,137,622
4.500%	06/01/48	309	323,716

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/48	95	$100,609
4.500%	07/01/48	120	126,877
4.500%	07/01/48	255	266,895
4.500%	10/01/48	114	119,518
4.500%	10/01/48	160	172,369
4.500%	12/01/48	1,114	1,171,008
5.000%	01/01/37	25	27,631
5.000%	02/01/37	24	25,785
5.000%	03/01/38	169	184,958
5.000%	09/01/47	22	22,892
5.000%	03/01/48	25	26,815
5.000%	05/01/48	129	136,720
5.000%	07/01/48	480	508,362
5.000%	04/01/49	54	57,404
5.500%	06/01/35	99	109,884
5.500%	08/01/38	107	116,076
6.000%	09/01/36	103	116,812
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495%
4.370%(c)	06/01/43	11	10,924
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600%
2.518%(c)	08/01/43	11	10,898
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650%
2.453%(c)	05/01/43	29	29,435
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.782%
4.596%(c)	08/01/41	45	47,129
Federal National Mortgage Assoc.
2.500%	TBA	300	297,891
3.000%	TBA	586	590,742
3.000%	01/01/27	108	110,431
3.000%	08/01/27	35	35,318
3.000%	09/01/27	23	23,323
3.000%	09/01/27	218	223,205
3.000%	11/01/27	18	18,925
3.000%	11/01/27	23	23,849
3.000%	11/01/27	24	24,431
3.000%	11/01/27	31	31,872
3.000%	11/01/27	38	38,711
3.000%	11/01/27	47	48,044
3.000%	12/01/27	21	21,944
3.000%	02/01/31	12	12,510
3.000%	02/01/31	367	375,647
3.000%	02/01/31	738	754,732
3.000%	03/01/31	289	295,808
3.000%	05/01/33	26	26,830
3.000%	05/01/33	43	44,100
3.000%	05/01/33	72	72,995
3.000%	08/01/33	481	490,192
3.000%	12/01/35	262	267,292
3.000%	11/01/42	13	13,407
3.000%	09/01/43	23	23,478
3.000%	01/01/44	32	32,363
3.000%	10/01/44	58	59,401
3.000%	03/01/45	411	417,981
3.000%	05/01/45	190	193,111
3.000%	08/01/46	46	46,826
3.000%	08/01/46	284	287,433

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/01/46	51	$51,701
3.000%	11/01/46	65	65,389
3.000%	11/01/46	329	332,811
3.000%	12/01/46	27	27,268
3.000%	12/01/46	74	75,005
3.000%	01/01/47	128	130,409
3.000%	01/01/47	175	178,905
3.000%	02/01/47	188	188,392
3.000%	02/01/47	815	825,778
3.000%	03/01/47	163	165,565
3.000%	12/01/47	184	186,913
3.500%	TBA	5,461	5,583,233
3.500%	11/01/30	14	14,311
3.500%	05/01/32	48	50,001
3.500%	06/01/32	118	122,817
3.500%	08/01/32	39	40,822
3.500%	09/01/32	352	365,478
3.500%	06/01/35	62	64,168
3.500%	06/01/35	106	109,482
3.500%	09/01/38	23	23,502
3.500%	06/01/42	421	437,395
3.500%	09/01/42	315	326,634
3.500%	11/01/42	29	29,626
3.500%	11/01/42	145	150,658
3.500%	01/01/43	4,411	4,593,511
3.500%	05/01/43	405	420,631
3.500%	10/01/44	87	90,841
3.500%	02/01/45	106	110,263
3.500%	03/01/45	54	55,565
3.500%	07/01/45	102	105,901
3.500%	08/01/45	67	69,392
3.500%	09/01/45	650	671,735
3.500%	10/01/45	23	23,922
3.500%	11/01/45	365	376,802
3.500%	12/01/45	33	34,004
3.500%	12/01/45	59	60,538
3.500%	12/01/45	181	186,236
3.500%	02/01/46	633	653,095
3.500%	03/01/46	71	73,042
3.500%	03/01/46	416	432,214
3.500%	03/01/46	683	703,664
3.500%	04/01/46	28	28,896
3.500%	05/01/46	220	226,753
3.500%	06/01/46	86	88,197
3.500%	07/01/46	249	258,173
3.500%	08/01/46	76	78,442
3.500%	09/01/46	185	192,319
3.500%	10/01/46	43	45,271
3.500%	10/01/46	146	150,660
3.500%	10/01/46	1,677	1,727,825
3.500%	12/01/46	19	19,055
3.500%	12/01/46	40	41,249
3.500%	12/01/46	121	124,255
3.500%	12/01/46	180	187,814
3.500%	12/01/46	255	265,938
3.500%	12/01/46	350	360,351

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/47	133	$136,581
3.500%	01/01/47	155	159,370
3.500%	01/01/47	156	162,964
3.500%	01/01/47	162	167,060
3.500%	01/01/47	164	171,117
3.500%	04/01/47	138	142,557
3.500%	05/01/47	77	79,741
3.500%	06/01/47	78	81,439
3.500%	06/01/47	174	179,047
3.500%	07/01/47	92	95,984
3.500%	08/01/47	196	201,295
3.500%	09/01/47	364	375,318
3.500%	10/01/47	67	69,273
3.500%	10/01/47	230	240,235
3.500%	11/01/47	29	30,024
3.500%	11/01/47	121	125,595
3.500%	11/01/47	526	541,800
3.500%	01/01/48	52	53,787
3.500%	01/01/48	223	231,556
3.500%	01/01/48	489	501,291
3.500%	02/01/48	100	104,172
3.500%	02/01/48	506	525,208
3.500%	03/01/48	53	54,956
3.500%	04/01/48	49	50,646
3.500%	05/01/48	57	59,610
3.500%	06/01/48	230	236,508
3.500%	06/01/49	39	40,538
3.500%	06/01/49	166	172,377
3.500%	11/01/51	2,297	2,380,464
4.000%	TBA	52	53,980
4.000%	TBA	4,263	4,406,324
4.000%	05/01/26	214	224,137
4.000%	02/01/31	170	177,523
4.000%	05/01/33	115	120,593
4.000%	06/01/33	55	57,893
4.000%	07/01/33	29	30,028
4.000%	06/01/38	531	553,962
4.000%	09/01/41	14	14,408
4.000%	09/01/42	15	15,564
4.000%	09/01/42	1,692	1,808,706
4.000%	09/01/43	126	133,412
4.000%	05/01/44	161	171,165
4.000%	10/01/44	437	456,167
4.000%	01/01/45	250	262,348
4.000%	01/01/45	338	356,212
4.000%	03/01/45	141	147,489
4.000%	03/01/45	150	160,064
4.000%	06/01/45	167	175,713
4.000%	07/01/45	426	445,489
4.000%	09/01/45	31	32,682
4.000%	09/01/45	50	52,563
4.000%	01/01/46	952	995,783
4.000%	02/01/46	74	77,611
4.000%	05/01/46	656	686,204
4.000%	06/01/46	750	799,004
4.000%	08/01/46	91	95,061

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	08/01/46	409	$428,102
4.000%	08/01/46	665	696,546
4.000%	11/01/46	64	68,545
4.000%	11/01/46	101	107,634
4.000%	02/01/47	119	124,054
4.000%	02/01/47	359	376,530
4.000%	03/01/47	19	19,525
4.000%	03/01/47	91	95,813
4.000%	04/01/47	121	127,888
4.000%	05/01/47	40	42,322
4.000%	05/01/47	854	899,146
4.000%	06/01/47	41	42,627
4.000%	06/01/47	60	62,625
4.000%	08/01/47	108	112,713
4.000%	09/01/47	114	121,640
4.000%	09/01/47	290	301,519
4.000%	10/01/47	152	158,174
4.000%	10/01/47	686	730,041
4.000%	10/01/47	1,407	1,466,456
4.000%	11/01/47	220	228,798
4.000%	12/01/47	127	132,290
4.000%	12/01/47	480	503,050
4.000%	01/01/48	1,009	1,049,805
4.000%	04/01/48	1,855	1,930,275
4.000%	06/01/48	238	246,971
4.000%	09/01/48	345	358,446
4.000%	10/01/48	38	39,377
4.000%	12/01/48	521	539,163
4.000%	01/01/49	247	259,033
4.000%	02/01/49	245	254,856
4.000%	03/01/49	45	47,000
4.000%	03/01/49	245	254,136
4.000%	03/01/49	273	283,180
4.000%	06/01/49	182	188,072
4.000%	01/01/57	190	199,564
4.000%	02/01/57	212	222,605
4.500%	TBA	300	306,012
4.500%	TBA	3,737	3,904,983
4.500%	01/01/42	181	195,108
4.500%	01/01/42	399	428,201
4.500%	09/01/42	713	765,523
4.500%	06/01/44	181	192,480
4.500%	06/01/44	261	280,648
4.500%	02/01/45	792	851,912
4.500%	08/01/45	968	1,040,684
4.500%	11/01/45	52	55,506
4.500%	12/01/45	41	43,774
4.500%	12/01/45	102	109,122
4.500%	01/01/46	53	55,824
4.500%	02/01/46	57	61,379
4.500%	02/01/46	2,140	2,297,939
4.500%	03/01/46	50	52,281
4.500%	04/01/46	2	1,860
4.500%	05/01/46	2	1,655
4.500%	07/01/46	30	32,155
4.500%	08/01/46	7	7,066

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/01/46	36	$38,471
4.500%	08/01/46	56	59,176
4.500%	08/01/46	456	482,157
4.500%	09/01/46	32	34,053
4.500%	10/01/46	239	252,034
4.500%	10/01/46	359	378,866
4.500%	01/01/47	25	26,553
4.500%	01/01/47	47	50,265
4.500%	01/01/47	55	58,162
4.500%	01/01/47	155	162,926
4.500%	02/01/47	25	25,882
4.500%	02/01/47	46	48,202
4.500%	03/01/47	48	50,535
4.500%	06/01/47	384	403,894
4.500%	06/01/47	1,266	1,345,205
4.500%	12/01/47	16	17,068
4.500%	01/01/48	945	995,650
4.500%	02/01/48	136	146,099
4.500%	02/01/48	139	148,754
4.500%	02/01/48	173	184,578
4.500%	02/01/48	305	322,730
4.500%	03/01/48	219	232,345
4.500%	04/01/48	1,825	1,938,546
4.500%	05/01/48	363	379,155
4.500%	06/01/48	562	604,587
4.500%	07/01/48	133	139,204
4.500%	05/01/49	223	233,745
5.000%	TBA	800	817,594
5.000%	TBA	4,896	5,175,302
5.000%	06/01/39	55	60,607
5.000%	12/01/39	103	111,736
5.000%	01/01/40	3	2,835
5.000%	04/01/40	251	273,108
5.000%	05/01/40	19	20,141
5.000%	06/01/40	4	3,846
5.000%	06/01/40	4	4,654
5.000%	06/01/40	14	15,233
5.000%	07/01/40	4	4,003
5.000%	07/01/40	15	16,598
5.000%	08/01/40	43	46,873
5.000%	09/01/40	8	8,242
5.000%	10/01/40	24	26,575
5.000%	02/01/41	179	194,473
5.000%	05/01/41	183	198,579
5.000%	05/01/41	607	659,230
5.000%	05/01/48	103	111,004
5.000%	07/01/48	281	301,907
5.000%	01/01/49	1,198	1,272,297
5.000%	04/01/49	75	81,035
5.000%	04/01/49	638	676,240
5.500%	TBA	2,002	2,135,317
5.500%	04/01/36	68	75,180
5.500%	05/01/36	38	42,452
5.500%	09/01/36	121	132,752
5.500%	08/01/37	90	99,479
5.500%	09/01/41	203	224,853

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	01/01/47	1,729	$1,919,132
6.000%	03/01/34	1,231	1,395,978
6.000%	07/01/41	139	157,213
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.907%, Floor 1.530%)
4.405%(c)	04/01/43	7	6,762
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.976%, Floor 1.530%)
4.405%(c)	05/01/43	95	98,118
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.025%, Floor 1.535%)
2.027%(c)	06/01/43	96	97,818
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.466%, Floor 1.695%)
2.486%(c)	08/01/42	87	90,396
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.794%, Floor 1.750%)
4.500%(c)	08/01/41	66	68,623
Government National Mortgage Assoc.
3.000%	TBA	4,459	4,556,715
3.000%	07/15/43	96	98,565
3.000%	01/15/44	35	35,940
3.000%	04/20/46	188	192,107
3.000%	12/15/46	85	86,335
3.000%	02/15/47	145	148,088
3.500%	TBA	339	350,284
3.500%	TBA	3,283	3,391,365
3.500%	09/20/42	311	324,908
3.500%	10/20/42	162	169,156
3.500%	12/20/42	136	140,936
3.500%	12/20/42	244	254,919
3.500%	12/20/42	588	608,418
3.500%	03/15/43	28	28,524
3.500%	03/15/43	154	160,313
3.500%	03/15/43	429	445,185
3.500%	05/15/43	129	133,891
3.500%	06/15/43	155	161,053
3.500%	06/20/43	297	307,864
3.500%	10/20/44	27	27,486
3.500%	12/20/44	62	64,692
3.500%	04/20/45	589	610,797
3.500%	11/20/45	275	285,438
3.500%	12/20/45	383	398,229
3.500%	03/20/46	1,781	1,843,382
3.500%	04/20/46	201	208,344
3.500%	06/20/46	3,040	3,146,499
3.500%	11/20/46	33	33,951
3.500%	12/20/46	827	856,086
3.500%	01/20/47	239	246,872
3.500%	02/20/47	714	738,809
3.500%	03/20/47	240	247,952
3.500%	04/20/47	131	135,263
3.500%	06/20/47	144	148,679
3.500%	08/20/47	244	252,268
3.500%	09/20/47	165	171,086
3.500%	10/20/47	240	248,681

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/20/47	87	$89,644
3.500%	12/15/47	864	896,365
3.500%	12/20/47	341	353,050
3.500%	04/20/48	221	228,976
3.500%	04/20/48	352	364,169
3.500%	08/20/48	192	198,615
4.000%	TBA	1,292	1,347,093
4.000%	TBA	6,018	6,239,022
4.000%	12/15/40	73	77,483
4.000%	09/20/45	560	588,540
4.000%	10/20/45	19	19,818
4.000%	01/20/46	52	54,820
4.000%	03/20/46	244	256,758
4.000%	07/20/46	74	77,226
4.000%	12/15/46	103	109,371
4.000%	07/20/47	382	398,864
4.000%	08/20/47	127	132,051
4.000%	03/20/48	1,981	2,060,891
4.000%	04/20/48	242	253,593
4.000%	04/20/48	669	695,893
4.000%	05/15/48	352	366,878
4.000%	05/20/48	321	333,252
4.000%	08/20/48	1,086	1,126,911
4.000%	11/20/48	171	178,181
4.500%	TBA	1,000	1,052,959
4.500%	TBA	4,853	5,058,447
4.500%	08/15/39	457	492,866
4.500%	01/20/41	327	348,625
4.500%	03/20/41	49	52,510
4.500%	04/20/41	133	141,592
4.500%	09/20/43	50	52,769
4.500%	08/20/46	61	64,568
4.500%	09/20/46	56	59,348
4.500%	10/20/46	42	44,540
4.500%	11/20/46	20	21,530
4.500%	10/20/47	37	38,412
4.500%	04/20/48	3,373	3,531,206
4.500%	06/20/48	610	637,919
4.500%	07/20/48	1,725	1,802,149
4.500%	08/20/48	511	534,053
4.500%	02/20/49	490	512,302
5.000%	TBA	2,000	2,090,820
5.000%	10/20/39	251	276,058
5.000%	04/20/48	374	391,976
5.000%	05/20/48	2,338	2,447,547
5.000%	11/20/48	213	223,169
5.500%	07/20/40	478	523,319
5.500%	04/20/48	43	45,500
6.000%	09/20/38	96	109,420
6.000%	10/20/38	125	142,487

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $181,420,780)			183,669,235

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds
6.250%	05/15/30		—	(r)	$141
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21		259		256,370
0.125%	01/15/22		2,282		2,267,730
0.125%	04/15/22		2,917		2,894,115
0.125%	07/15/22		394		393,304
0.125%	01/15/23		612		608,771
0.125%	07/15/24		2,082		2,078,891
0.125%	07/15/26		2,389		2,372,831
0.250%	01/15/25		990		991,111
0.375%	07/15/23		296		298,876
0.375%	07/15/25		2,015		2,037,128
0.375%	01/15/27		3,566		3,590,036
0.375%	07/15/27		940		948,880
0.500%	04/15/24		304		307,767
0.500%	01/15/28		1,254		1,273,960
0.625%	07/15/21		1,549		1,559,035
0.625%	04/15/23		1,212		1,226,211
0.625%	01/15/24		3,221		3,277,123
0.625%	01/15/26		3,549		3,634,331
0.625%	02/15/43		606		587,238
0.750%	07/15/28		1,329		1,384,157
0.750%	02/15/42		883		886,420
0.750%	02/15/45		1,340		1,325,720
0.875%	01/15/29		2,834		2,982,714
0.875%	02/15/47		74		75,501
1.000%	02/15/46		728		762,726
1.000%	02/15/48		1,259		1,324,508
1.000%	02/15/49		531		561,776
1.375%	02/15/44		713		808,790
1.750%	01/15/28		604		676,813
2.000%	01/15/26	(k)	908		1,009,904
2.125%	02/15/40		436		558,506
2.125%	02/15/41		542		697,583
2.375%	01/15/25		136		151,482
2.375%	01/15/27		995		1,148,953
2.500%	01/15/29		1,024		1,231,323
3.375%	04/15/32		65		88,738
3.875%	04/15/29	(k)	365		488,941

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,530,269)					46,768,404

TOTAL LONG-TERM INVESTMENTS (cost $1,705,526,867)					1,757,942,352

			Shares

SHORT-TERM INVESTMENTS — 31.4%
AFFILIATED MUTUAL FUNDS — 31.4%
PGIM Core Ultra Short Bond Fund(w)			710,723,143		710,723,143
PGIM Institutional Money Market Fund (cost $58,119,790; includes $57,998,105 of cash collateral for securities on loan)(b)(w)			58,104,663		58,122,094

TOTAL AFFILIATED MUTUAL FUNDS (cost $768,842,933)					768,845,237

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Value
OPTIONS PURCHASED*~ — 0.0% (cost $179,580)	$240,605

TOTAL SHORT-TERM INVESTMENTS (cost $769,022,513)	769,085,842

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.2% (cost $2,474,549,380)	2,527,028,194

OPTIONS WRITTEN*~ — (0.0)% (premiums received $277,398)	(347,923)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.2% (cost $2,474,271,982)	2,526,680,271
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.2)%	(78,868,964)

NET ASSETS — 100.0%	$2,447,811,307

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,452,330 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,971,276; cash collateral of $57,998,105 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)

Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2019.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	07/18/19	(4,114)	$(4,195,349)
Federal National Mortgage Assoc.	3.500%	TBA	07/18/19	(2,176)	(2,246,052)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,414,549)					$(6,441,401)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/16/20	$97.75	14	35	$20,125
10 Year Treasury Notes Futures	Call	07/05/19	$129.00	2	2	156
90 Day Euro Dollar Futures	Put	07/12/19	$97.00	5	13	31
90 Day Euro Dollar Futures	Put	07/12/19	$97.13	2	5	12
90 Day Euro Dollar Futures	Put	07/12/19	$97.25	2	5	12
1 Year Euro Dollar Mid-Curve Futures	Put	07/12/19	$98.00	3	8	19
3 Year Euro Dollar Mid-Curve Futures	Put	09/13/19	$97.50	10	25	125
10 Year Treasury Notes Futures	Put	08/23/19	$124.00	2	2	125

Total Exchange Traded (cost $5,769)						$20,605

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5-Year 30 CMS CAP	Call	Goldman Sachs International	07/26/19	0.35%	—	3,000	$3,608
5-Year 30 CMS CAP	Call	Goldman Sachs International	10/03/19	0.45%	—	625	560
5-Year 30 CMS Floor	Put	Goldman Sachs International	06/29/20	0.40%	—	840	604

Total OTC Traded (cost $2,711)							$4,772

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 05/15/21	Call	UBS AG	05/13/20	2.09%	2.09%(S)	3 Month LIBOR(Q)		1,818	$10,193
2-Year Interest Rate Swap, 06/03/22	Call	Barclays Bank PLC	06/01/20	1.50%	1.50%(S)	3 Month LIBOR(Q)		1,680	7,856
5-Year Interest Rate Swap, 12/02/24	Call	Morgan Stanley & Co. International PLC	11/27/19	3.09%	3.09%(S)	3 Month LIBOR(Q)		830	54,023
5-Year Interest Rate Swap, 02/28/25	Call	Citibank, N.A.	02/26/20	2.52%	2.52%(S)	3 Month LIBOR(Q)		420	16,288
5-Year Interest Rate Swap, 02/17/26	Call	Barclays Bank PLC	02/15/21	0.55%	0.55%(A)	6 Month EURIBOR(S)	EUR	240	9,339
5-Year Interest Rate Swap, 03/16/26	Call	Barclays Bank PLC	03/12/21	0.47%	0.47%(S)	3 Month LIBOR(Q)	EUR	240	7,211
10-Year Interest Rate Swap, 12/30/29	Call	Goldman Sachs International	12/26/19	1.96%	1.96%(S)	3 Month LIBOR(Q)		160	2,689
10-Year Interest Rate Swap, 03/11/34	Call	Barclays Bank PLC	03/07/24	2.98%	2.98%(S)	3 Month LIBOR(Q)		154	12,485
10-Year Interest Rate Swap, 03/14/34	Call	Barclays Bank PLC	03/12/24	2.95%	2.95%(S)	3 Month LIBOR(Q)		150	11,949
10-Year Interest Rate Swap, 01/12/39	Call	Barclays Bank PLC	01/10/29	3.05%	3.05%(S)	3 Month LIBOR(Q)		40	3,378
10-Year Interest Rate Swap, 01/16/39	Call	Morgan Stanley & Co. International PLC	01/11/29	3.04%	3.04%(S)	3 Month LIBOR(Q)		40	3,346
10-Year Interest Rate Swap, 01/31/39	Call	Barclays Bank PLC	01/29/29	3.08%	3.08%(S)	3 Month LIBOR(Q)		40	3,442
10-Year Interest Rate Swap, 04/29/48	Call	JPMorgan Chase Bank, N.A.	04/27/38	2.99%	2.99%(S)	3 Month LIBOR(Q)		40	3,332
10-Year Interest Rate Swap, 12/08/48	Call	Barclays Bank PLC	12/06/38	3.09%	3.09%(S)	3 Month LIBOR(Q)		115	10,046
10-Year Interest Rate Swap, 02/24/49	Call	JPMorgan Chase Bank, N.A.	02/22/39	2.86%	2.86%(S)	3 Month LIBOR(Q)		40	3,125
20-Year Interest Rate Swap, 04/20/41	Call	JPMorgan Chase Bank, N.A.	04/16/21	0.78%	0.78%(S)	6 Month JPY LIBOR(S)	JPY	4,700	3,710
30-Year Interest Rate Swap, 12/17/49	Call	Citibank, N.A.	12/13/19	2.00%	2.00%(S)	3 Month LIBOR(Q)		80	1,546
30-Year Interest Rate Swap, 06/15/50	Call	Barclays Bank PLC	06/11/20	1.85%	1.85%(S)	3 Month LIBOR(Q)		170	3,770
1-Year Interest Rate Swap, 05/15/21	Put	UBS AG	05/13/20	2.09%	3 Month LIBOR(Q)	2.09%(S)		1,818	1,213
5-Year Interest Rate Swap, 12/02/24	Put	Morgan Stanley & Co. International PLC	11/27/19	3.09%	3 Month LIBOR(Q)	3.09%(S)		830	36
5-Year Interest Rate Swap, 02/28/25	Put	Citibank, N.A.	02/26/20	2.52%	3 Month LIBOR(Q)	2.52%(S)		420	419
5-Year Interest Rate Swap, 02/17/26	Put	Barclays Bank PLC	02/15/21	0.55%	6 Month EURIBOR(S)	0.55%(A)	EUR	240	454
5-Year Interest Rate Swap, 03/16/26	Put	Barclays Bank PLC	03/12/21	0.47%	3 Month LIBOR(Q)	0.47%(S)	EUR	240	769
10-Year Interest Rate Swap, 12/30/29	Put	Goldman Sachs International	12/26/19	1.96%	3 Month LIBOR(Q)	1.96%(S)		160	2,661

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 07/01/32	Put	Deutsche Bank AG	06/29/22	1.10%	6 Month JPY LIBOR(Q)	1.10%(S)	JPY	72,635	$876
10-Year Interest Rate Swap, 03/11/34	Put	Barclays Bank PLC	03/07/24	2.98%	3 Month LIBOR(Q)	2.98%(S)		154	3,501
10-Year Interest Rate Swap, 03/14/34	Put	Barclays Bank PLC	03/12/24	2.95%	3 Month LIBOR(Q)	2.95%(S)		150	3,529
10-Year Interest Rate Swap, 06/17/34	Put	Morgan Stanley & Co. International PLC	06/13/24	2.50%	3 Month LIBOR(Q)	2.50%(S)		170	6,551
10-Year Interest Rate Swap, 06/24/34	Put	Morgan Stanley & Co. International PLC	06/20/24	2.50%	3 Month LIBOR(Q)	2.50%(S)		170	6,570
10-Year Interest Rate Swap, 01/12/39	Put	Barclays Bank PLC	01/10/29	3.05%	3 Month LIBOR(Q)	3.05%(S)		40	1,504
10-Year Interest Rate Swap, 01/16/39	Put	Morgan Stanley & Co. International PLC	01/11/29	3.04%	3 Month LIBOR(Q)	3.04%(S)		40	1,520
10-Year Interest Rate Swap, 01/31/39	Put	Barclays Bank PLC	01/29/29	3.08%	3 Month LIBOR(Q)	3.08%(S)		40	1,476
10-Year Interest Rate Swap, 04/29/48	Put	JPMorgan Chase Bank, N.A.	04/27/38	2.99%	3 Month LIBOR(Q)	2.99%(S)		40	1,725
10-Year Interest Rate Swap, 12/08/48	Put	Barclays Bank PLC	12/06/38	3.09%	3 Month LIBOR(Q)	3.09%(S)		115	4,695
10-Year Interest Rate Swap, 02/24/49	Put	JPMorgan Chase Bank, N.A.	02/22/39	2.86%	3 Month LIBOR(Q)	2.86%(S)		40	1,819
20-Year Interest Rate Swap, 04/20/41	Put	JPMorgan Chase Bank, N.A.	04/16/21	0.78%	6 Month JPY LIBOR(S)	0.78%(S)	JPY	4,700	246
30-Year Interest Rate Swap, 06/09/51	Put	Barclays Bank PLC	06/07/21	3.80%	3 Month LIBOR(Q)	3.80%(S)		160	556
30-Year Interest Rate Swap, 05/11/52	Put	Barclays Bank PLC	05/09/22	2.85%	3 Month LIBOR(Q)	2.85%(S)		210	7,380

Total OTC Swaptions (cost $171,100)									$215,228

Total Options Purchased (cost $179,580)									$240,605

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/16/20	$97.87	14	35	$(16,625)
1 Year Euro Dollar Mid-Curve Futures	Put	09/13/19	$97.63	7	18	(44)
10 Year Treasury Notes Futures	Put	08/23/19	$122.00	4	4	(125)

Total Exchange Traded (premiums received $3,386)						$(16,794)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5-Year 30 CMS CAP	Call	Goldman Sachs International	07/26/19	0.45%	—	3,000	$(1,283)
5-Year 30 CMS CAP	Call	Goldman Sachs International	10/03/19	0.55%	—	625	(284)
5-Year 30 CMS Floor	Put	Goldman Sachs International	06/29/20	0.30%	—	1,670	(696)

Total OTC Traded (premiums received $1,824)							$(2,263)

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 04/08/21	Call	Deutsche Bank AG	04/06/20	1.50%	3 Month LIBOR(Q)	1.50%(S)		2,020	$(4,197)
1-Year Interest Rate Swap, 04/08/21	Call	Deutsche Bank AG	04/06/20	1.50%	3 Month LIBOR(Q)	1.50%(S)		2,020	(4,197)
1-Year Interest Rate Swap, 06/12/21	Call	Barclays Bank PLC	06/10/20	1.76%	3 Month LIBOR(Q)	1.76%(S)		2,060	(7,488)
2-Year Interest Rate Swap, 07/03/21	Call	Barclays Bank PLC	07/01/19	2.10%	3 Month LIBOR(Q)	2.10%(S)		1,115	(6,959)
2-Year Interest Rate Swap, 07/08/21	Call	JPMorgan Chase Bank, N.A.	07/03/19	2.10%	3 Month LIBOR(Q)	2.10%(S)		2,460	(15,545)
2-Year Interest Rate Swap, 07/08/21	Call	Bank of America, N.A.	07/03/19	2.10%	3 Month LIBOR(Q)	2.10%(S)		420	(2,654)
2-Year Interest Rate Swap, 07/10/21	Call	JPMorgan Chase Bank, N.A.	07/08/19	2.15%	3 Month LIBOR(Q)	2.15%(S)		1,310	(9,693)
2-Year Interest Rate Swap, 09/05/21	Call	Bank of America, N.A.	09/03/19	2.15%	3 Month LIBOR(Q)	2.15%(S)		400	(3,489)
2-Year Interest Rate Swap, 09/25/21	Call	JPMorgan Chase Bank, N.A.	09/23/19	2.00%	3 Month LIBOR(Q)	2.00%(S)		500	(3,348)
2-Year Interest Rate Swap, 11/12/21	Call	Deutsche Bank AG	11/07/19	3.30%	3 Month LIBOR(Q)	3.30%(S)		500	(15,928)
2-Year Interest Rate Swap, 02/26/22	Call	Deutsche Bank AG	02/24/20	2.40%	3 Month LIBOR(Q)	2.40%(S)		5,830	(91,219)
2-Year Interest Rate Swap, 02/28/22	Call	Citibank, N.A.	02/26/20	2.46%	3 Month LIBOR(Q)	2.46%(S)		1,020	(17,050)
2-Year Interest Rate Swap, 04/16/22	Call	Deutsche Bank AG	04/14/20	2.88%	3 Month LIBOR(Q)	2.88%(S)		740	(18,460)
2-Year Interest Rate Swap, 06/03/22	Call	Barclays Bank PLC	06/01/20	1.00%	3 Month LIBOR(Q)	1.00%(S)		3,350	(7,059)
2-Year Interest Rate Swap, 02/17/23	Call	Barclays Bank PLC	02/15/21	0.21%	6 Month EURIBOR(S)	0.21%(A)	EUR	745	(10,144)
2-Year Interest Rate Swap, 03/16/23	Call	Barclays Bank PLC	03/12/21	0.16%	3 Month LIBOR(Q)	0.16%(S)	EUR	745	(8,053)
10-Year Interest Rate Swap, 09/30/29	Call	Goldman Sachs International	09/26/19	1.95%	3 Month LIBOR(Q)	1.95%(S)		160	(1,943)
10-Year Interest Rate Swap, 11/05/29	Call	Morgan Stanley &Co. International PLC	11/01/19	2.30%	3 Month LIBOR(Q)	2.30%(S)		100	(3,537)
10-Year Interest Rate Swap, 12/12/29	Call	Barclays Bank PLC	12/10/19	1.90%	3 Month LIBOR(Q)	1.90%(S)		130	(1,792)
10-Year Interest Rate Swap, 06/15/30	Call	Barclays Bank PLC	06/11/20	2.20%	3 Month LIBOR(Q)	2.20%(S)		220	(7,403)
10-Year Interest Rate Swap, 03/10/31	Call	Barclays Bank PLC	03/08/21	2.79%	3 Month LIBOR(Q)	2.79%(S)		231	(17,066)
10-Year Interest Rate Swap, 03/14/39	Call	Barclays Bank PLC	03/12/29	3.05%	3 Month LIBOR(Q)	3.05%(S)		120	(10,128)
1-Year Interest Rate Swap, 04/08/21	Put	Goldman Sachs International	04/06/20	2.32%	2.32%(S)	3 Month LIBOR(Q)		2,020	(480)
1-Year Interest Rate Swap, 04/08/21	Put	Goldman Sachs International	04/06/20	2.35%	2.35%(S)	3 Month LIBOR(Q)		2,020	(420)
1-Year Interest Rate Swap, 06/12/21	Put	Barclays Bank PLC	06/10/20	1.76%	1.76%(S)	3 Month LIBOR(Q)		2,060	(3,829)
1-Year Interest Rate Swap, 05/19/22	Put	Citibank, N.A.	05/17/21	2.35%	2.35%(S)	3 Month LIBOR(Q)		1,960	(1,949)
1-Year Interest Rate Swap, 06/01/22	Put	Barclays Bank PLC	05/27/21	2.15%	2.15%(S)	3 Month LIBOR(Q)		2,670	(4,055)
1-Year Interest Rate Swap, 06/03/22	Put	Morgan Stanley &Co. International PLC	06/01/21	2.40%	2.40%(S)	3 Month LIBOR(Q)		3,310	(3,083)

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 07/03/21	Put	Barclays Bank PLC	07/01/19	2.90%	2.90%(S)	3 Month LIBOR(Q)		1,115	$—
2-Year Interest Rate Swap, 07/08/21	Put	JPMorgan Chase Bank, N.A.	07/03/19	2.90%	2.90%(S)	3 Month LIBOR(Q)		2,460	—
2-Year Interest Rate Swap, 07/08/21	Put	Bank of America, N.A.	07/03/19	2.90%	2.90%(S)	3 Month LIBOR(Q)		420	—
2-Year Interest Rate Swap, 07/10/21	Put	JPMorgan Chase Bank, N.A.	07/08/19	2.95%	2.95%(S)	3 Month LIBOR(Q)		1,310	—
2-Year Interest Rate Swap, 08/28/21	Put	JPMorgan Chase Bank, N.A.	08/26/19	2.70%	2.70%(S)	3 Month LIBOR(Q)		510	—
2-Year Interest Rate Swap, 09/05/21	Put	Bank of America, N.A.	09/03/19	2.55%	2.55%(S)	3 Month LIBOR(Q)		400	(2)
2-Year Interest Rate Swap, 09/10/21	Put	Goldman Sachs International	09/06/19	3.30%	3.30%(S)	3 Month LIBOR(Q)		520	—
2-Year Interest Rate Swap, 09/25/21	Put	JPMorgan Chase Bank, N.A.	09/23/19	2.60%	2.60%(S)	3 Month LIBOR(Q)		500	(4)
2-Year Interest Rate Swap, 10/15/21	Put	Morgan Stanley &Co. International PLC	10/10/19	2.55%	2.55%(S)	3 Month LIBOR(Q)		310	(6)
2-Year Interest Rate Swap, 10/16/21	Put	Morgan Stanley &Co. International PLC	10/11/19	2.55%	2.55%(S)	3 Month LIBOR(Q)		310	(6)
2-Year Interest Rate Swap, 11/12/21	Put	Deutsche Bank AG	11/07/19	3.30%	3.30%(S)	3 Month LIBOR(Q)		500	—
2-Year Interest Rate Swap, 01/07/22	Put	Goldman Sachs International	01/03/20	2.80%	2.80%(S)	3 Month LIBOR(Q)		390	(9)
2-Year Interest Rate Swap, 01/27/22	Put	Barclays Bank PLC	01/23/20	0.20%	0.20%(A)	6 Month EURIBOR(S)	EUR	450	(15)
2-Year Interest Rate Swap, 02/26/22	Put	Deutsche Bank AG	02/24/20	3.40%	3.40%(S)	3 Month LIBOR(Q)		7,100	(32)
2-Year Interest Rate Swap, 02/28/22	Put	Citibank, N.A.	02/26/20	2.46%	2.46%(S)	3 Month LIBOR(Q)		1,020	(233)
2-Year Interest Rate Swap, 04/16/22	Put	Deutsche Bank AG	04/14/20	2.88%	2.88%(S)	3 Month LIBOR(Q)		740	(44)
2-Year Interest Rate Swap, 05/07/22	Put	Goldman Sachs International	05/05/20	3.15%	3.15%(S)	3 Month LIBOR(Q)		400	(10)
2-Year Interest Rate Swap, 06/02/22	Put	Deutsche Bank AG	05/29/20	2.90%	2.90%(S)	3 Month LIBOR(Q)		390	(31)
2-Year Interest Rate Swap, 06/02/22	Put	Goldman Sachs International	05/29/20	3.35%	3.35%(S)	3 Month LIBOR(Q)		550	(8)
2-Year Interest Rate Swap, 06/10/22	Put	Goldman Sachs International	06/08/20	3.45%	3.45%(S)	3 Month LIBOR(Q)		550	(6)
2-Year Interest Rate Swap, 06/17/22	Put	Goldman Sachs International	06/15/20	3.50%	3.50%(S)	3 Month LIBOR(Q)		350	(4)
2-Year Interest Rate Swap, 08/26/22	Put	Barclays Bank PLC	08/24/20	3.50%	3.50%(S)	3 Month LIBOR(Q)		700	(17)
2-Year Interest Rate Swap, 12/16/22	Put	JPMorgan Chase Bank, N.A.	12/14/20	0.60%	0.60%(S)	3 Month LIBOR(Q)	EUR	760	(167)
2-Year Interest Rate Swap, 12/23/22	Put	Barclays Bank PLC	12/21/20	0.55%	0.55%(S)	3 Month LIBOR(Q)	EUR	360	(94)
2-Year Interest Rate Swap, 12/31/22	Put	Citibank, N.A.	12/29/20	3.25%	3.25%(S)	3 Month LIBOR(Q)		630	(96)
2-Year Interest Rate Swap, 02/17/23	Put	Barclays Bank PLC	02/15/21	0.21%	0.21%(A)	6 Month EURIBOR(S)	EUR	745	(522)
2-Year Interest Rate Swap, 03/16/23	Put	Barclays Bank PLC	03/12/21	0.16%	0.16%(S)	3 Month LIBOR(Q)	EUR	745	(819)
2-Year Interest Rate Swap, 03/31/23	Put	Barclays Bank PLC	03/29/21	0.10%	0.10%(S)	3 Month LIBOR(Q)	EUR	790	(1,085)

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 04/12/23	Put	Barclays Bank PLC	04/08/21	0.12%	0.12%(S)	3 Month LIBOR(Q)	EUR	1,220	$(1,344)
2-Year Interest Rate Swap, 04/14/23	Put	Citibank, N.A.	04/12/21	0.10%	0.10%(A)	6 Month EURIBOR(S)	EUR	610	(879)
2-Year Interest Rate Swap, 04/14/23	Put	Goldman Sachs International	04/12/21	0.16%	0.16%(S)	3 Month LIBOR(Q)	EUR	610	(750)
2-Year Interest Rate Swap, 04/21/23	Put	Morgan Stanley & Co. International PLC	04/19/21	0.15%	0.15%(A)	6 Month EURIBOR(S)	EUR	610	(790)
2-Year Interest Rate Swap, 05/19/23	Put	Barclays Bank PLC	05/17/21	0.11%	0.11%(A)	6 Month EURIBOR(S)	EUR	403	(640)
2-Year Interest Rate Swap, 06/02/23	Put	Morgan Stanley & Co. International PLC	05/31/21	0.08%	0.08%(S)	3 Month LIBOR(Q)	EUR	270	(398)
2-Year Interest Rate Swap, 06/14/23	Put	Barclays Bank PLC	06/10/21	0.05%	0.05%(S)	3 Month LIBOR(Q)	EUR	420	(843)
2-Year Interest Rate Swap, 06/16/23	Put	Barclays Bank PLC	06/14/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	180	(341)
2-Year Interest Rate Swap, 06/16/23	Put	Bank of America, N.A.	06/14/21	0.00%	0.00%(A)	3 Month LIBOR(Q)	EUR	190	(360)
2-Year Interest Rate Swap, 06/22/23	Put	Goldman Sachs International	06/18/21	0.00%	0.00%(A)	3 Month LIBOR(Q)	EUR	190	(444)
2-Year Interest Rate Swap, 06/23/23	Put	Citibank, N.A.	06/21/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	220	(427)
2-Year Interest Rate Swap, 06/29/23	Put	Barclays Bank PLC	06/25/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	210	(501)
10-Year Interest Rate Swap, 09/25/29	Put	Barclays Bank PLC	09/23/19	2.65%	2.65%(S)	3 Month LIBOR(Q)		113	(35)
10-Year Interest Rate Swap, 09/30/29	Put	Goldman Sachs International	09/26/19	1.95%	1.95%(S)	3 Month LIBOR(Q)		160	(1,922)
10-Year Interest Rate Swap, 11/05/29	Put	Morgan Stanley & Co. International PLC	11/01/19	2.80%	2.80%(S)	3 Month LIBOR(Q)		100	(41)
10-Year Interest Rate Swap, 11/13/29	Put	JPMorgan Chase Bank, N.A.	11/08/19	2.55%	2.55%(S)	3 Month LIBOR(Q)		190	(248)
10-Year Interest Rate Swap, 11/15/29	Put	Barclays Bank PLC	11/13/19	2.75%	2.75%(S)	3 Month LIBOR(Q)		610	(374)
10-Year Interest Rate Swap, 12/12/29	Put	Barclays Bank PLC	12/10/19	2.40%	2.40%(S)	3 Month LIBOR(Q)		130	(435)
10-Year Interest Rate Swap, 06/15/30	Put	Barclays Bank PLC	06/11/20	2.20%	2.20%(S)	3 Month LIBOR(Q)		220	(3,024)
10-Year Interest Rate Swap, 06/17/30	Put	Citibank, N.A.	06/15/20	2.30%	2.30%(S)	3 Month LIBOR(Q)		170	(1,859)
10-Year Interest Rate Swap, 03/10/31	Put	Barclays Bank PLC	03/08/21	2.79%	2.79%(S)	3 Month LIBOR(Q)		231	(1,778)
10-Year Interest Rate Swap, 06/09/31	Put	Barclays Bank PLC	06/07/21	3.87%	3.87%(S)	3 Month LIBOR(Q)		340	(443)
10-Year Interest Rate Swap, 05/11/32	Put	Barclays Bank PLC	05/09/22	2.75%	2.75%(S)	3 Month LIBOR(Q)		450	(7,585)
10-Year Interest Rate Swap, 06/17/34	Put	Morgan Stanley & Co. International PLC	06/13/24	3.00%	3.00%(S)	3 Month LIBOR(Q)		170	(4,020)
10-Year Interest Rate Swap, 06/17/34	Put	Morgan Stanley & Co. International PLC	06/13/24	3.50%	3.50%(S)	3 Month LIBOR(Q)		170	(2,412)
10-Year Interest Rate Swap, 06/24/34	Put	Morgan Stanley & Co. International PLC	06/20/24	3.00%	3.00%(S)	3 Month LIBOR(Q)		170	(4,036)
10-Year Interest Rate Swap, 06/24/34	Put	Morgan Stanley & Co. International PLC	06/20/24	3.50%	3.50%(S)	3 Month LIBOR(Q)		170	(2,425)

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 03/14/39	Put	Barclays Bank PLC	03/12/29	3.05%	3.05%(S)	3 Month LIBOR(Q)	120	$(4,555)
30-Year Interest Rate Swap, 06/15/50	Put	Barclays Bank PLC	06/11/20	2.85%	2.85%(S)	3 Month LIBOR(Q)	170	(1,579)

Total OTC Swaptions (premiums received $ 272,188)								$(328,866)

Total Options Written (premiums received $277,398)								$(347,923)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
929	5 Year U.S. Treasury Notes	Sep. 2019	$109,767,156	$131,572
20	10 Year U.S. Ultra Treasury Notes	Sep. 2019	2,762,500	21,788
15	20 Year U.S. Treasury Bonds	Sep. 2019	2,333,906	21,850
281	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	49,895,063	1,458,256
1	Euro STOXX 600 Bank Index	Sep. 2019	7,545	152
9	Euro-BTP Italian Government Bond	Sep. 2019	1,141,080	2,767
655	Mini MSCI EAFE Index	Sep. 2019	62,988,074	1,697,583
1,120	Mini MSCI Emerging Markets Index	Sep. 2019	58,990,400	2,295,754
17	Russell 2000	Sep. 2019	1,332,035	32,777
1,432	S&P 500 E-Mini Index	Sep. 2019	210,804,720	3,325,777
46	S&P/TSX 60 Index	Sep. 2019	6,868,650	28,893

				9,017,169

Short Positions:
139	2 Year U.S. Treasury Notes	Sep. 2019	29,909,977	(402,419)
4	10 Year Euro-Bund	Sep. 2019	785,691	(6,371)
1	10 Year Japanese Bond	Sep. 2019	1,426,981	(3,852)
3	10 Year U.K. Gilt	Sep. 2019	496,423	(905)
867	10 Year U.S. Treasury Notes	Sep. 2019	110,948,906	(3,092,042)
2	30 Year Euro Buxl	Sep. 2019	461,435	(14,102)
10	Euro-BTP Italian Government Bond	Sep. 2019	1,527,125	(50,791)

				(3,570,482)

				$5,446,687

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/18/19	Bank of America, N.A.	AUD	1,242	$870,195	$874,085	$3,890	$—
Expiring 09/18/19	UBS AG	AUD	956	670,642	672,806	2,164	—
British Pound,
Expiring 07/03/19	Bank of America, N.A.	GBP	852	1,080,568	1,082,277	1,709	—
Expiring 07/03/19	BNP Paribas S.A.	GBP	27	33,673	33,886	213	—
Expiring 07/03/19	Royal Bank of Scotland PLC	GBP	87	110,340	110,515	175	—
Expiring 09/18/19	Citibank, N.A.	GBP	2,624	3,351,459	3,344,521	—	(6,938)
Expiring 09/18/19	Citibank, N.A.	GBP	1,414	1,801,013	1,802,268	1,255	—

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar,
Expiring 08/21/19	Barclays Bank PLC	CAD	174	$130,000	$133,295	$3,295	$—
Expiring 09/18/19	Bank of America, N.A.	CAD	500	381,756	382,376	620	—
Expiring 09/18/19	Citibank, N.A.	CAD	245	183,567	187,365	3,798	—
Expiring 09/18/19	Nomura Securities International, Inc.	CAD	10,324	7,734,410	7,894,993	160,583	—
Expiring 09/18/19	Royal Bank of Scotland PLC	CAD	65	50,000	49,982	—	(18)
Euro,
Expiring 07/03/19	BNP Paribas S.A.	EUR	29	31,984	32,570	586	—
Expiring 07/03/19	UBS AG	EUR	10,906	12,409,937	12,406,509	—	(3,428)
Expiring 07/03/19	UBS AG	EUR	1,733	1,971,981	1,971,436	—	(545)
Expiring 09/18/19	Goldman Sachs International	EUR	152,458	173,194,560	174,481,225	1,286,665	—
Expiring 09/18/19	JP Morgan Securities LLC	EUR	1,300	1,479,547	1,487,788	8,241	—
Expiring 09/18/19	JP Morgan Securities LLC	EUR	264	302,032	302,135	103	—
Japanese Yen,
Expiring 07/03/19	Barclays Bank PLC	JPY	61,511	571,291	570,758	—	(533)
Expiring 07/03/19	HSBC Bank PLC	JPY	61,607	571,518	571,644	126	—
Expiring 09/18/19	JP Morgan Securities LLC	JPY	176,503	1,638,490	1,646,935	8,445	—
New Zealand Dollar,
Expiring 07/03/19	Australia And New Zealand Banking Group Ltd.	NZD	1,555	1,041,744	1,044,771	3,027	—
Expiring 09/18/19	Citibank, N.A.	NZD	274	182,262	184,354	2,092	—
Norwegian Krone,
Expiring 09/18/19	Bank of America, N.A.	NOK	4,308	508,194	506,146	—	(2,048)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	26	19,222	19,240	18	—
Expiring 09/18/19	JP Morgan Securities LLC	SGD	267	195,737	197,582	1,845	—
Swedish Krona,
Expiring 09/18/19	Bank of America, N.A.	SEK	13,132	1,402,496	1,422,389	19,893	—
Expiring 09/18/19	JP Morgan Securities LLC	SEK	8,506	923,890	921,324	—	(2,566)
Swiss Franc,
Expiring 09/18/19	Bank of America, N.A.	CHF	4,207	4,263,258	4,341,393	78,135	—

				$217,105,766	$218,676,568	1,586,878	(16,076)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/03/19	BNP Paribas S.A.	AUD	15	$10,482	$10,603	$—	$(121)
Expiring 09/18/19	Bank of America, N.A.	AUD	3,693	2,567,392	2,599,031	—	(31,639)
British Pound,
Expiring 07/03/19	Citibank, N.A.	GBP	9	10,814	10,797	17	—
Expiring 07/03/19	Commonwealth Bank of Australia	GBP	18	22,882	22,865	17	—
Expiring 07/03/19	Goldman Sachs International	GBP	16	20,629	20,706	—	(77)
Expiring 07/03/19	JP Morgan Securities LLC	GBP	978	1,231,646	1,242,332	—	(10,686)
Expiring 07/03/19	JP Morgan Securities LLC	GBP	19	23,928	24,136	—	(208)
Expiring 07/03/19	Royal Bank of Scotland PLC	GBP	56	71,854	71,517	337	—
Expiring 07/03/19	Standard Chartered Bank	GBP	19	23,878	23,881	—	(3)
Expiring 08/06/19	Bank of America, N.A.	GBP	852	1,082,348	1,084,097	—	(1,749)
Expiring 08/06/19	Royal Bank of Scotland PLC	GBP	87	110,521	110,700	—	(179)
Expiring 09/18/19	JP Morgan Securities LLC	GBP	2,577	3,283,321	3,284,615	—	(1,294)
Canadian Dollar,
Expiring 07/03/19	Citibank, N.A.	CAD	17	12,360	12,754	—	(394)
Expiring 08/21/19	Citibank, N.A.	CAD	174	130,001	132,881	—	(2,880)
Expiring 09/18/19	JP Morgan Securities LLC	CAD	547	411,693	418,319	—	(6,626)

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro,
Expiring 07/03/19	Bank of America, N.A.	EUR	18	$19,860	$20,135	$—	$(275)
Expiring 07/03/19	BNP Paribas S.A.	EUR	246	276,414	279,505	—	(3,091)
Expiring 07/03/19	BNP Paribas S.A.	EUR	100	112,351	113,303	—	(952)
Expiring 07/03/19	Commonwealth Bank of Australia	EUR	37	41,063	41,636	—	(573)
Expiring 07/03/19	Goldman Sachs International	EUR	193	216,459	219,668	—	(3,209)
Expiring 07/03/19	Goldman Sachs International	EUR	182	207,063	207,496	—	(433)
Expiring 07/03/19	Goldman Sachs International	EUR	88	99,819	100,448	—	(629)
Expiring 07/03/19	Goldman Sachs International	EUR	22	24,190	24,572	—	(382)
Expiring 07/03/19	Goldman Sachs International	EUR	19	20,931	21,159	—	(228)
Expiring 07/03/19	Goldman Sachs International	EUR	14	16,252	16,381	—	(129)
Expiring 07/03/19	HSBC Bank PLC	EUR	10,373	11,591,392	11,800,176	—	(208,784)
Expiring 07/03/19	HSBC Bank PLC	EUR	1,589	1,775,641	1,807,624	—	(31,983)
Expiring 08/06/19	UBS AG	EUR	10,906	12,444,292	12,441,719	2,573	—
Expiring 08/06/19	UBS AG	EUR	1,733	1,977,440	1,977,031	409	—
Expiring 09/18/19	Citibank, N.A.	EUR	2,540	2,884,484	2,906,909	—	(22,425)
Japanese Yen,
Expiring 07/03/19	Barclays Bank PLC	JPY	122,310	1,125,922	1,134,910	—	(8,988)
Expiring 07/03/19	Barclays Bank PLC	JPY	443	4,083	4,109	—	(26)
Expiring 07/03/19	BNP Paribas S.A.	JPY	1,500	13,872	13,921	—	(49)
Expiring 07/03/19	Goldman Sachs International	JPY	348	3,201	3,226	—	(25)
Expiring 08/06/19	Barclays Bank PLC	JPY	61,511	572,771	572,254	517	—
Expiring 08/06/19	HSBC Bank PLC	JPY	61,607	572,993	573,143	—	(150)
Expiring 09/18/19	Bank of America, N.A.	JPY	138,284	1,290,434	1,290,316	118	—
Expiring 09/18/19	Citibank, N.A.	JPY	132,995	1,237,758	1,240,965	—	(3,207)
New Zealand Dollar,
Expiring 07/03/19	Australia And New Zealand Banking Group Ltd.	NZD	1,530	995,566	1,027,974	—	(32,408)
Expiring 07/03/19	Deutsche Bank AG	NZD	13	8,136	8,398	—	(262)
Expiring 07/03/19	Nomura Securities International, Inc.	NZD	28	18,075	18,477	—	(402)
Expiring 07/03/19	Royal Bank of Scotland PLC	NZD	10	6,724	6,920	—	(196)
Expiring 08/06/19	Australia And New Zealand Banking Group Ltd.	NZD	1,555	1,042,509	1,045,553	—	(3,044)
Expiring 09/18/19	Bank of America, N.A.	NZD	73	48,844	49,116	—	(272)
Expiring 09/18/19	JP Morgan Securities LLC	NZD	481	316,871	323,629	—	(6,758)
Norwegian Krone,
Expiring 09/18/19	Bank of America, N.A.	NOK	2,218	256,385	260,593	—	(4,208)
Expiring 09/18/19	JP Morgan Securities LLC	NOK	9,821	1,137,884	1,153,868	—	(15,984)
Singapore Dollar, Expiring 09/18/19	Citibank, N.A.	SGD	1,095	803,383	810,312	—	(6,929)
Swedish Krona, Expiring 09/18/19	Citibank, N.A.	SEK	13,380	1,422,937	1,449,251	—	(26,314)
Swiss Franc,
Expiring 09/18/19	Bank of America, N.A.	CHF	3,042	3,134,419	3,139,177	—	(4,758)
Expiring 09/18/19	JP Morgan Securities LLC	CHF	852	867,374	879,217	—	(11,843)

				$55,601,541	$56,052,325	3,988	(454,772)

						$1,590,866	$(470,848)

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/19	Buy	AUD	81	EUR	50	$17	$—	HSBC Bank PLC
09/18/19	Buy	EUR	50	AUD	82	—	(381)	Commonwealth Bank of Australia
09/18/19	Buy	GBP	40	JPY	5,491	—	(252)	Citibank, N.A.

						$17	$(633)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues—Buy Protection(1):
UPC Holding BV	06/20/24	5.000%(Q)	EUR	30	$(7,643)	$(7,138)	$(505)	JPMorgan Chase Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	47	8.289%	$(12,024)	$(6,168)	$(5,856)	Barclays Bank PLC
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	28	8.289%	(7,071)	(4,040)	(3,031)	Citibank, N.A.
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	10	8.289%	(2,556)	(1,029)	(1,527)	JPMorgan Chase Bank, N.A.
CenturyLink, Inc.	12/20/23	1.000%(Q)		152	2.569%	(9,754)	(12,223)	2,469	Barclays Bank PLC
CenturyLink, Inc.	06/20/25	1.000%(Q)		150	3.387%	(18,391)	(27,996)	9,605	Barclays Bank PLC
Chesapeake Energy Corp.	12/20/23	5.000%(Q)		146	7.766%	(14,421)	1,363	(15,784)	Barclays Bank PLC
Chesapeake Energy Corp.	12/20/23	5.000%(Q)		97	8.001%	(10,351)	164	(10,515)	Barclays Bank PLC
Telecom Italia SpA	06/20/24	1.000%(Q)	EUR	20	2.106%	(1,202)	(1,852)	650	Goldman Sachs International
Telecom Italia SpA	06/20/26	1.000%(Q)	EUR	10	2.766%	(1,304)	(1,523)	219	Citibank, N.A.
Tesco PLC	12/20/28	1.000%(Q)	EUR	60	1.661%	(3,945)	(5,942)	1,997	Morgan Stanley & Co. International PLC
Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	50	*	(35,449)	6,553	(42,002)	Goldman Sachs International
Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	21	*	(15,221)	2,825	(18,046)	Goldman Sachs International
Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	18	*	(12,429)	2,370	(14,799)	Citibank, N.A.

						$(144,118)	$(47,498)	$(96,620)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	12,550	$190,853	$272,249	$81,396

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Inflation Swap Agreements:
EUR	400	03/15/24	1.110%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$3,570	$3,570
EUR	430	06/15/24	0.920%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	151	1,295	1,144
EUR	200	01/15/29	1.296%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(7,044)	(7,044)
EUR	410	03/15/29	1.329%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(12,889)	(12,889)
EUR	400	03/15/29	1.290%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(10,551)	(10,551)
EUR	210	05/15/29	1.163%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	1,717	1,717
EUR	210	06/15/29	1.132%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	1,025	1,025
EUR	125	06/15/49	1.390%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(508)	(279)	229
GBP	290	10/15/23	3.450%(T)	U.K. Retail Price Index(1)(T)	—	(1,556)	(1,556)
GBP	280	03/15/24	3.410%(T)	U.K. Retail Price Index(1)(T)	—	3,826	3,826
GBP	705	06/15/24	3.640%(T)	U.K. Retail Price Index(2)(T)	2,498	3,054	556
GBP	465	11/15/27	3.455%(T)	U.K. Retail Price Index(1)(T)	—	2,703	2,703
GBP	230	01/15/28	3.405%(T)	U.K. Retail Price Index(2)(T)	—	(3,412)	(3,412)
GBP	90	06/15/28	3.338%(T)	U.K. Retail Price Index(2)(T)	—	(2,841)	(2,841)
GBP	625	08/15/28	3.400%(T)	U.K. Retail Price Index(2)(T)	(172)	(13,383)	(13,211)
GBP	315	08/15/28	3.385%(T)	U.K. Retail Price Index(2)(T)	—	(7,499)	(7,499)
GBP	290	10/15/28	3.505%(T)	U.K. Retail Price Index(2)(T)	—	638	638
GBP	275	01/15/29	3.481%(T)	U.K. Retail Price Index(1)(T)	—	2,557	2,557
GBP	275	03/15/29	3.528%(T)	U.K. Retail Price Index(2)(T)	—	(3,305)	(3,305)
GBP	280	03/15/29	3.490%(T)	U.K. Retail Price Index(2)(T)	—	(5,047)	(5,047)
GBP	155	06/15/29	3.650%(T)	U.K. Retail Price Index(2)(T)	—	1,449	1,449
GBP	99	06/15/29	3.700%(T)	U.K. Retail Price Index(2)(T)	20	1,727	1,707
GBP	66	06/15/29	3.680%(T)	U.K. Retail Price Index(2)(T)	—	938	938
GBP	465	11/15/32	3.548%(T)	U.K. Retail Price Index(2)(T)	—	2,868	2,868
GBP	280	11/15/42	3.600%(T)	U.K. Retail Price Index(2)(T)	—	17,692	17,692
GBP	280	11/15/47	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(28,630)	(28,630)
GBP	60	03/15/48	3.410%(T)	U.K. Retail Price Index(1)(T)	—	88	88
GBP	70	08/15/48	3.440%(T)	U.K. Retail Price Index(2)(T)	—	1,293	1,293
GBP	10	08/15/48	3.433%(T)	U.K. Retail Price Index(1)(T)	—	(128)	(128)
GBP	125	09/15/48	3.467%(T)	U.K. Retail Price Index(1)(T)	682	(5,150)	(5,832)
GBP	35	03/15/49	3.530%(T)	U.K. Retail Price Index(2)(T)	—	2,778	2,778
GBP	35	06/15/49	3.420%(T)	U.K. Retail Price Index(1)(T)	—	(49)	(49)
	1,123	05/08/21	1.920%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,276)	(3,276)
	1,432	05/10/21	1.854%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,432)	(2,202)	(770)

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Inflation swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (continued):
460	02/08/22	1.848%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(1,749)	$(1,749)
350	05/02/22	1.978%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(2,084)	(2,084)
530	10/30/23	2.164%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	10,663	10,663
250	04/23/24	2.012%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(2,130)	(2,130)
250	04/24/24	2.014%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(2,157)	(2,157)
530	10/30/28	2.249%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(19,688)	(19,688)
515	03/05/29	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	11,816	11,816
255	04/01/29	2.037%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	2,472	2,472
255	05/30/29	1.961%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(945)	(945)
255	06/05/29	1.940%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(443)	(443)
255	06/21/29	1.862%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	1,255	1,255

				$1,239	$(61,013)	$(62,252)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
EUR	130	02/13/22	(0.016)%(A)	6 Month EURIBOR(2)(S)	$—	$1,094	$1,094
EUR	270	03/16/22	0.059%(A)	6 Month EURIBOR(2)(S)	—	1,235	1,235
EUR	280	12/17/22	0.420%(A)	6 Month EURIBOR(1)(S)	—	(4,644)	(4,644)
EUR	135	12/21/22	0.364%(A)	6 Month EURIBOR(2)(S)	—	2,055	2,055
EUR	180	03/30/23	0.040%(A)	6 Month EURIBOR(1)(S)	—	(1,239)	(1,239)
EUR	570	04/12/23	0.098%(A)	6 Month EURIBOR(1)(S)	—	(4,619)	(4,619)
EUR	240	04/14/23	0.050%(A)	6 Month EURIBOR(1)(S)	—	(1,674)	(1,674)
EUR	240	04/14/23	0.100%(A)	6 Month EURIBOR(1)(S)	—	(1,952)	(1,952)
EUR	300	04/21/23	0.110%(A)	6 Month EURIBOR(1)(S)	—	(2,489)	(2,489)
EUR	110	05/26/23	0.081%(A)	6 Month EURIBOR(2)(S)	—	303	303
EUR	220	06/08/23	(0.140)%(A)	6 Month EURIBOR(2)(S)	—	455	455
EUR	70	06/08/23	(0.114)%(A)	6 Month EURIBOR(2)(S)	—	186	186
EUR	350	06/14/23	(0.138)%(A)	6 Month EURIBOR(2)(S)	—	720	720
EUR	70	06/22/23	(0.242)%(A)	6 Month EURIBOR(2)(S)	—	(30)	(30)
EUR	70	06/22/23	(0.240)%(A)	6 Month EURIBOR(2)(S)	—	(27)	(27)
EUR	350	06/22/23	(0.198)%(A)	6 Month EURIBOR(2)(S)	—	206	206
EUR	140	06/14/26	0.140%(A)	6 Month EURIBOR(1)(S)	—	(789)	(789)
EUR	140	06/22/26	0.085%(A)	6 Month EURIBOR(1)(S)	—	(314)	(314)
EUR	140	03/23/28	1.040%(A)	6 Month EURIBOR(1)(S)	—	(14,156)	(14,156)
EUR	90	08/15/28	0.128%(A)	6 Month EURIBOR(1)(S)	—	(117)	(117)
EUR	90	08/15/28	0.130%(A)	6 Month EURIBOR(1)(S)	—	(138)	(138)
EUR	30	08/28/28	0.878%(A)	6 Month EURIBOR(2)(S)	—	2,713	2,713
EUR	70	03/12/29	0.560%(A)	6 Month EURIBOR(2)(S)	—	3,373	3,373
GBP	2,240	06/07/21	0.818%(S)	6 Month GBPLIBOR(2)(S)	—	(1,182)	(1,182)
GBP	400	06/25/21	0.839%(S)	6 Month GBPLIBOR(2)(S)	—	31	31
GBP	75	03/19/49	1.520%(S)	6 Month GBPLIBOR(1)(S)	134	(7,181)	(7,315)
JPY	109,875	06/19/24	0.003%(S)	6 Month JPYLIBOR(2)(S)	—	5,841	5,841
JPY	54,435	06/19/29	0.170%(S)	6 Month JPYLIBOR(1)(S)	—	(7,292)	(7,292)
JPY	1,170	02/08/34	0.336%(S)	6 Month JPYLIBOR(1)(S)	—	(274)	(274)
JPY	1,040	06/17/39	0.295%(S)	6 Month JPYLIBOR(1)(S)	—	10	10
JPY	760	03/21/44	0.715%(S)	6 Month JPYLIBOR(1)(S)	—	(320)	(320)
NZD	265	03/20/29	2.545%(S)	3 Month BBR(1)(Q)	—	(13,730)	(13,730)
NZD	98	03/20/29	2.576%(S)	3 Month BBR(1)(Q)	—	(5,258)	(5,258)
NZD	52	03/20/29	2.588%(S)	3 Month BBR(1)(Q)	—	(2,846)	(2,846)

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (continued):
NZD	1,420	03/20/29	2.800%(S)	3 Month BBR(1)(Q)	$(351)	$(96,358)	$(96,007)
	720	04/27/21	2.277%(S)	3 Month LIBOR(1)(Q)	(34)	(4,768)	(4,734)
	180	05/28/21	2.186%(S)	3 Month LIBOR(2)(Q)	—	1,186	1,186
	180	05/28/21	2.194%(S)	3 Month LIBOR(2)(Q)	—	1,213	1,213
	300	05/29/21	2.204%(S)	3 Month LIBOR(2)(Q)	—	2,078	2,078
	110	06/04/21	1.982%(S)	3 Month LIBOR(2)(Q)	—	300	300
	400	06/07/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	(44)	(44)
	200	06/07/21	1.837%(S)	3 Month LIBOR(2)(Q)	—	5	5
	205	06/07/21	1.842%(S)	3 Month LIBOR(2)(Q)	—	26	26
	198	06/07/21	1.862%(S)	3 Month LIBOR(2)(Q)	—	100	100
	30	06/09/21	1.754%(S)	3 Month LIBOR(1)(Q)	—	(51)	(51)
	370	06/11/21	1.844%(S)	3 Month LIBOR(2)(Q)	—	117	117
	260	06/13/21	1.997%(S)	3 Month LIBOR(1)(Q)	—	(881)	(881)
	1,960	06/15/21	1.770%(S)	3 Month LIBOR(1)(Q)	—	(3,706)	(3,706)
	1,020	06/15/21	1.835%(A)	1 Day USOIS(1)(A)	117	(6,271)	(6,388)
	95	06/16/21	1.620%(S)	3 Month LIBOR(2)(Q)	—	41	41
	130	06/17/21	1.880%(S)	3 Month LIBOR(2)(Q)	—	165	165
	130	06/17/21	1.898%(S)	3 Month LIBOR(2)(Q)	—	210	210
	130	06/18/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	41	41
	130	06/18/21	1.831%(S)	3 Month LIBOR(2)(Q)	—	45	45
	130	06/18/21	1.890%(S)	3 Month LIBOR(1)(Q)	—	(196)	(196)
	260	06/20/21	1.851%(S)	3 Month LIBOR(2)(Q)	—	218	218
	260	06/21/21	1.819%(S)	3 Month LIBOR(2)(Q)	—	57	57
	530	06/23/21	1.507%(S)	3 Month LIBOR(2)(Q)	—	(339)	(339)
	130	06/26/21	1.752%(S)	3 Month LIBOR(2)(Q)	—	(107)	(107)
	260	06/27/21	1.718%(S)	3 Month LIBOR(2)(Q)	—	(370)	(370)
	260	07/02/21	1.795%(S)	3 Month LIBOR(2)(Q)	—	54	54
	260	07/02/21	1.971%(S)	3 Month LIBOR(2)(Q)	—	953	953
	520	07/02/21	2.014%(S)	3 Month LIBOR(2)(Q)	—	2,338	2,338
	260	07/02/21	2.025%(S)	3 Month LIBOR(2)(Q)	—	1,228	1,228
	520	07/02/21	2.082%(S)	3 Month LIBOR(2)(Q)	—	3,035	3,035
	116	07/05/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	112	112
	260	07/05/21	1.842%(S)	3 Month LIBOR(2)(Q)	—	313	313
	173	07/05/21	1.863%(S)	3 Month LIBOR(2)(Q)	—	278	278
	231	07/05/21	1.876%(S)	3 Month LIBOR(2)(Q)	—	432	432
	260	07/05/21	1.880%(S)	3 Month LIBOR(2)(Q)	—	504	504
	260	07/05/21	1.894%(S)	3 Month LIBOR(2)(Q)	—	575	575
	175	07/08/21	1.915%(S)	3 Month LIBOR(2)(Q)	—	470	470
	205	08/15/21	2.206%(S)	3 Month LIBOR(2)(Q)	—	1,893	1,893
	205	08/15/21	2.209%(S)	3 Month LIBOR(2)(Q)	—	1,905	1,905
	205	08/19/21	2.164%(S)	3 Month LIBOR(2)(Q)	—	1,737	1,737
	205	08/19/21	2.169%(S)	3 Month LIBOR(2)(Q)	—	1,757	1,757
	250	08/22/21	2.241%(S)	3 Month LIBOR(2)(Q)	—	2,517	2,517
	250	09/12/21	1.875%(S)	3 Month LIBOR(1)(Q)	1	(836)	(837)
	230	09/24/21	1.615%(S)	3 Month LIBOR(1)(Q)	—	342	342
	250	09/30/21	1.670%(S)	3 Month LIBOR(1)(Q)	—	72	72
	860	10/25/21	2.318%(S)	3 Month LIBOR(2)(Q)	(49)	10,882	10,931
	160	11/04/21	2.314%(S)	3 Month LIBOR(2)(Q)	—	2,028	2,028
	163	11/05/21	2.265%(S)	3 Month LIBOR(2)(Q)	—	1,915	1,915
	163	11/05/21	2.271%(S)	3 Month LIBOR(2)(Q)	—	1,934	1,934
	163	11/05/21	2.289%(S)	3 Month LIBOR(2)(Q)	—	1,990	1,990
	163	11/05/21	2.371%(S)	3 Month LIBOR(1)(Q)	—	(2,251)	(2,251)
	240	11/05/21	2.377%(S)	3 Month LIBOR(1)(Q)	—	(3,335)	(3,335)
	80	11/12/21	2.285%(S)	3 Month LIBOR(2)(Q)	—	974	974
	80	11/12/21	2.293%(S)	3 Month LIBOR(2)(Q)	—	987	987
	80	11/12/21	2.300%(S)	3 Month LIBOR(2)(Q)	—	998	998

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
260	11/18/21	2.173%(S)	3 Month LIBOR(2)(Q)	$—	$2,613	$2,613
240	11/19/21	2.117%(S)	3 Month LIBOR(2)(Q)	—	2,150	2,150
70	11/25/21	2.182%(S)	3 Month LIBOR(1)(Q)	—	(721)	(721)
80	11/26/21	2.086%(S)	3 Month LIBOR(2)(Q)	—	674	674
80	11/26/21	2.087%(S)	3 Month LIBOR(2)(Q)	—	676	676
160	11/26/21	2.120%(S)	3 Month LIBOR(2)(Q)	—	1,453	1,453
100	12/03/21	1.961%(S)	3 Month LIBOR(2)(Q)	—	606	606
90	12/03/21	2.001%(S)	3 Month LIBOR(2)(Q)	—	615	615
80	12/24/21	1.585%(S)	3 Month LIBOR(2)(Q)	—	(85)	(85)
4,570	02/07/22	2.526%(S)	3 Month LIBOR(2)(Q)	(3,586)	80,486	84,072
280	02/07/22	2.575%(S)	3 Month LIBOR(1)(Q)	—	(5,198)	(5,198)
80	02/11/22	2.484%(S)	3 Month LIBOR(2)(Q)	—	1,346	1,346
80	02/11/22	2.509%(S)	3 Month LIBOR(2)(Q)	—	1,384	1,384
520	02/13/22	2.515%(S)	3 Month LIBOR(1)(Q)	—	(9,084)	(9,084)
520	02/18/22	2.580%(S)	3 Month LIBOR(1)(Q)	—	(9,748)	(9,748)
360	02/21/22	2.521%(S)	3 Month LIBOR(1)(Q)	—	(6,344)	(6,344)
80	02/24/22	2.498%(S)	3 Month LIBOR(2)(Q)	—	1,376	1,376
130	02/27/22	2.507%(S)	3 Month LIBOR(2)(Q)	—	2,264	2,264
160	02/28/22	2.462%(S)	3 Month LIBOR(2)(Q)	—	2,644	2,644
290	03/02/22	2.480%(S)	3 Month LIBOR(1)(Q)	—	(4,912)	(4,912)
120	03/10/22	2.460%(S)	3 Month LIBOR(2)(Q)	—	1,991	1,991
165	03/23/22	2.431%(S)	3 Month LIBOR(2)(Q)	—	2,655	2,655
165	03/23/22	2.434%(S)	3 Month LIBOR(2)(Q)	—	2,664	2,664
250	03/24/22	2.230%(S)	3 Month LIBOR(2)(Q)	—	3,049	3,049
160	03/24/22	2.247%(S)	3 Month LIBOR(2)(Q)	—	2,006	2,006
110	03/27/22	2.063%(S)	3 Month LIBOR(2)(Q)	—	989	989
820	03/30/22	2.033%(S)	3 Month LIBOR(2)(Q)	—	6,900	6,900
240	03/30/22	2.155%(S)	3 Month LIBOR(2)(Q)	—	2,584	2,584
100	03/31/22	2.056%(S)	3 Month LIBOR(2)(Q)	—	885	885
170	04/06/22	2.244%(S)	3 Month LIBOR(2)(Q)	—	2,127	2,127
200	04/06/22	2.249%(S)	3 Month LIBOR(1)(Q)	—	(2,524)	(2,524)
160	04/15/22	2.210%(S)	3 Month LIBOR(2)(Q)	—	1,900	1,900
150	04/17/22	2.340%(S)	3 Month LIBOR(1)(Q)	—	(2,163)	(2,163)
250	04/20/22	2.360%(S)	3 Month LIBOR(1)(Q)	—	(3,699)	(3,699)
120	04/21/22	2.381%(S)	3 Month LIBOR(1)(Q)	—	(1,825)	(1,825)
940	04/27/22	2.250%(S)	3 Month LIBOR(2)(Q)	—	11,925	11,925
130	04/28/22	2.213%(S)	3 Month LIBOR(2)(Q)	—	1,555	1,555
130	04/28/22	2.244%(S)	3 Month LIBOR(2)(Q)	—	1,633	1,633
100	04/28/22	2.247%(S)	3 Month LIBOR(2)(Q)	—	1,263	1,263
65	04/28/22	2.255%(S)	3 Month LIBOR(2)(Q)	—	831	831
65	04/28/22	2.255%(S)	3 Month LIBOR(2)(Q)	—	830	830
130	04/28/22	2.266%(S)	3 Month LIBOR(2)(Q)	—	1,690	1,690
1,100	05/07/22	2.307%(S)	3 Month LIBOR(1)(Q)	—	(15,219)	(15,219)
1,030	06/03/22	1.870%(S)	3 Month LIBOR(1)(Q)	—	(2,623)	(2,623)
330	06/16/22	1.744%(S)	3 Month LIBOR(2)(Q)	—	969	969
100	12/17/22	2.834%(S)	3 Month LIBOR(2)(Q)	—	2,346	2,346
240	02/08/23	2.500%(S)	3 Month LIBOR(1)(Q)	—	(4,028)	(4,028)
70	02/09/23	2.521%(S)	3 Month LIBOR(1)(Q)	3	(1,202)	(1,205)
170	02/16/23	2.550%(S)	3 Month LIBOR(1)(Q)	—	(3,010)	(3,010)
290	03/05/23	2.540%(S)	3 Month LIBOR(1)(Q)	—	(5,059)	(5,059)
540	03/15/23	2.430%(S)	3 Month LIBOR(1)(Q)	(13)	(8,246)	(8,233)
500	11/29/23	3.045%(S)	3 Month LIBOR(1)(Q)	—	(28,001)	(28,001)
740	11/30/23	1.750%(A)	1 Day USOIS(1)(A)	125	(8,722)	(8,847)
350	03/29/24	2.179%(S)	3 Month LIBOR(2)(Q)	—	8,860	8,860
110	06/20/24	1.790%(S)	3 Month LIBOR(1)(Q)	—	(172)	(172)
50	08/21/24	2.569%(S)	3 Month LIBOR(1)(Q)	—	(1,990)	(1,990)

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
300	10/31/24	2.550%(S)	3 Month LIBOR(2)(Q)	$—	$11,850	$11,850
400	11/01/24	2.600%(S)	3 Month LIBOR(2)(Q)	—	16,705	16,705
130	12/16/24	1.875%(S)	3 Month LIBOR(1)(Q)	—	(930)	(930)
770	02/07/25	2.572%(S)	3 Month LIBOR(1)(Q)	886	(31,003)	(31,889)
280	02/13/25	2.570%(S)	3 Month LIBOR(2)(Q)	—	11,243	11,243
270	02/14/25	2.620%(S)	3 Month LIBOR(2)(Q)	—	11,482	11,482
50	03/06/25	2.622%(S)	3 Month LIBOR(1)(Q)	—	(2,129)	(2,129)
30	03/31/25	2.161%(S)	3 Month LIBOR(1)(Q)	—	(618)	(618)
180	04/03/25	2.312%(S)	3 Month LIBOR(1)(Q)	—	(4,991)	(4,991)
260	04/27/25	2.350%(S)	3 Month LIBOR(1)(Q)	—	(7,640)	(7,640)
10	03/18/29	2.661%(S)	3 Month LIBOR(2)(Q)	—	713	713
10	03/18/29	2.670%(S)	3 Month LIBOR(2)(Q)	—	721	721
120	03/26/29	2.600%(S)	3 Month LIBOR(2)(Q)	—	7,897	7,897
180	03/29/29	2.338%(S)	3 Month LIBOR(1)(Q)	—	(7,491)	(7,491)
10	04/05/29	2.520%(S)	3 Month LIBOR(2)(Q)	—	518	518
10	04/08/29	2.520%(S)	3 Month LIBOR(2)(Q)	—	518	518
25	04/26/29	2.520%(S)	3 Month LIBOR(2)(Q)	—	1,295	1,295
20	05/08/29	2.500%(S)	3 Month LIBOR(2)(Q)	—	1,000	1,000
40	05/10/29	2.445%(S)	3 Month LIBOR(2)(Q)	—	1,799	1,799
30	05/10/29	2.480%(S)	3 Month LIBOR(1)(Q)	—	(1,446)	(1,446)
70	05/13/29	2.467%(S)	3 Month LIBOR(1)(Q)	—	(3,289)	(3,289)
30	06/18/29	2.064%(S)	3 Month LIBOR(2)(Q)	—	305	305
20	06/25/29	2.007%(S)	3 Month LIBOR(1)(Q)	—	(102)	(102)
180	07/30/29	1.967%(S)	3 Month LIBOR(2)(Q)	—	287	287
180	03/29/30	2.357%(S)	3 Month LIBOR(1)(Q)	—	(6,343)	(6,343)
40	05/06/30	2.554%(S)	3 Month LIBOR(1)(Q)	—	(2,097)	(2,097)
60	06/16/30	2.090%(S)	3 Month LIBOR(1)(Q)	—	(581)	(581)
40	05/18/31	2.447%(S)	3 Month LIBOR(2)(Q)	—	1,372	1,372
20	06/22/31	2.102%(S)	3 Month LIBOR(2)(Q)	—	57	57
10	06/24/34	2.325%(S)	3 Month LIBOR(1)(Q)	—	(23)	(23)
90	02/15/49	2.898%(S)	3 Month LIBOR(1)(Q)	—	(14,679)	(14,679)
70	06/15/50	2.370%(S)	3 Month LIBOR(1)(Q)	—	(2,418)	(2,418)

				$(2,767)	$(108,191)	$(105,424)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/20	120,065	$(2,349,254)	$—	$(2,349,254)
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	Citibank, N.A.	2/26/20	4,942	88,679	—	88,679
MSCI US REIT Index(Q)	3 Month LIBOR plus 22bps(Q)	AG Deutsche Bank	1/10/20	235,347	(448,507)	—	(448,507)

					$(2,709,082)	$—	$(2,709,082)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$13,275	$(67,911)	$103,619	$(2,909,826)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Bank PLC	$189,697	$—
Citigroup Global Markets, Inc.	16,000	—
Goldman Sachs & Co. LLC	19,367,749	142,807

Total	$19,573,446	$142,807

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$318,732	$—	$—
Australia	—	20,347,688	—
Austria	—	699,856	—
Belgium	—	2,622,118	—
Brazil	1,562,603	—	—
Canada	23,356,270	—	—
China	3,583,684	16,404,867	—
Czech Republic	—	162,462	—
Denmark	—	5,667,362	—
Finland	—	4,398,933	—
France	—	26,738,267	—
Germany	—	17,643,250	—
Hong Kong	—	4,903,927	—
Hungary	—	695,815	—
India	—	6,212,504	—
Indonesia	—	1,409,490	—
Ireland	—	628,808	—
Israel	84,196	247,685	—
Italy	—	5,552,309	—
Japan	—	51,326,913	—
Luxembourg	—	54,205	—
Macau	—	439,793	—
Malaysia	—	532,545	—
Mexico	1,868,280	—	—
Netherlands	253,298	10,264,673	—
New Zealand	—	570,592	—
Norway	—	2,285,078	—
Philippines	—	237,740	—

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Poland	$—	$1,877,891	$—
Portugal	—	215,227	—
Russia	50,525	1,286,929	—
Singapore	—	3,511,569	—
South Africa	—	3,410,324	—
South Korea	—	4,286,637	—
Spain	—	6,022,586	—
Sweden	—	5,132,128	—
Switzerland	—	24,413,959	—
Taiwan	—	8,494,242	—
Thailand	—	360,698	—
Turkey	—	1,394,881	—
United Arab Emirates	—	14,194	—
United Kingdom	1,068,180	34,558,896	—
United States	419,135,733	63,703	706,422
Zambia	178,903	—	—
Preferred Stocks
Brazil	2,488,641	—	—
Germany	—	1,247,232	—
Russia	—	41,259	—
South Korea	—	111,110	—
United States	1,690,794	—	—
Rights
China	—	—	—
South Korea	—	260	—
Spain	—	7,633	—
Asset-Backed Securities
Cayman Islands	—	6,515,298	—
Ireland	—	2,588,850	—
United States	—	123,252,116	—
Bank Loans
Canada	—	2,021,788	—
France	—	213,510	—
Luxembourg	—	2,317,038	—
Netherlands	—	75,571	—
United Kingdom	—	608,950	—
United States	—	21,036,139	1,163,083
Commercial Mortgage-Backed Securities
United States	—	34,617,573	—
Convertible Bond
United States	—	16,858	—
Corporate Bonds
Australia	—	1,628,547	—
Austria	—	260,396	—
Belgium	—	1,984,568	—
Brazil	—	854,268	—
Canada	—	16,802,405	—
China	—	4,041,816	—
Czech Republic	—	117,974	—
Finland	—	674,521	—
France	—	3,635,824	—
Germany	—	1,348,446	—
Ireland	—	4,236,780	—
Italy	—	2,290,793	—
Jamaica	—	76,780	—
Japan	—	4,129,365	—
Luxembourg	—	6,211,452	—
Mexico	—	970,465	—
Netherlands	—	5,202,733	—
Norway	—	1,270,385	—
Portugal	—	175,113	—

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
Saint Lucia	$—	$202,230	$—
Spain	—	1,441,116	—
Sweden	—	3,112,311	—
Switzerland	—	3,798,512	—
United Kingdom	—	22,768,512	—
United States	—	461,734,768	582,825
Municipal Bonds
California	—	1,148,436	—
Illinois	—	371,328	—
New York	—	491,900	—
New Jersey	—	309,390	—
Oregon	—	263,596	—
Ohio	—	158,500	—
Texas	—	282,156	—
Georgia	—	112,934	—
Residential Mortgage-Backed Securities
United States	—	38,542,607	—
Sovereign Bonds
Colombia	—	772,450	—
France	—	507,876	—
Indonesia	—	903,555	—
Italy	—	1,354,723	—
Japan	—	1,139,572	—
Mexico	—	1,986,113	—
New Zealand	—	1,052,328	—
Peru	—	566,777	—
United Kingdom	—	93,670	—
Uruguay	—	622,624	—
U.S. Government Agency Obligations	—	183,669,235	—
U.S. Treasury Obligations	—	46,768,404	—
Affiliated Mutual Funds	768,845,237	—	—
Options Purchased	20,605	220,000	—
Options Written	(16,794)	(331,129)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(6,441,401)	—
Futures Contracts	5,446,687	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,120,017	—
OTC Cross Currency Exchange Contracts	—	(616)	—
Centrally Cleared Credit Default Swap Agreement	—	81,396	—
OTC Credit Default Swap Agreements	—	(151,761)	—
Centrally Cleared Inflation Swap Agreements	—	(62,252)	—
Centrally Cleared Interest Rate Swap Agreements	—	(105,424)	—
OTC Total Return Swap Agreements	—	(2,709,082)	—

Total	$1,229,935,574	$1,291,469,931	$2,452,330

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	31.4%
U.S. Government Agency Obligations	7.5
Banks	7.0
Automobiles	3.4
Pharmaceuticals	2.7
Software	2.1
Insurance	2.0
U.S. Treasury Obligations	1.9
Media	1.7
Consumer Loans	1.7
Residential Mortgage-Backed Securities	1.6
Telecommunications	1.4
Commercial Mortgage-Backed Securities	1.4
Diversified Financial Services	1.4
Chemicals	1.4
Aerospace & Defense	1.3
Oil, Gas & Consumable Fuels	1.2
Interactive Media & Services	1.2
Real Estate Investment Trusts (REITs)	1.2
IT Services	1.1
Commercial Services	1.0
Specialty Retail	1.0
Healthcare-Services	0.9
Internet & Direct Marketing Retail	0.9
Biotechnology	0.9
Semiconductors & Semiconductor Equipment	0.9
Healthcare-Products	0.9
Technology Hardware, Storage & Peripherals	0.8
Electric	0.7
Pipelines	0.7
Retail	0.7
Food Products	0.7
Textiles, Apparel & Luxury Goods	0.7
Health Care Equipment & Supplies	0.6
Machinery	0.6
Multi-Utilities	0.6
Mining	0.6
Oil & Gas	0.5
Capital Markets	0.5
Entertainment	0.5
Diversified Telecommunication Services	0.5
Hotels, Restaurants & Leisure	0.5
Beverages	0.5
Health Care Providers & Services	0.5
Personal Products	0.5
Internet	0.5
Semiconductors	0.5
Wireless Telecommunication Services	0.5
Auto Manufacturers	0.4
Metals & Mining	0.4
Computers	0.4
Household Products	0.4
Sovereign Bonds	0.4
Air Freight & Logistics	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Food & Staples Retailing	0.3

Packaging & Containers	0.3%
Agriculture	0.3
Credit Cards	0.3
Commercial Services & Supplies	0.3
Road & Rail	0.3
Collateralized Loan Obligations	0.3
Professional Services	0.3
Consumer Finance	0.3
Tobacco	0.3
Electric Utilities	0.2
Industrial Conglomerates	0.2
Real Estate Management & Development	0.2
Electrical Equipment	0.2
Auto Parts & Equipment	0.2
Machinery-Diversified	0.2
Construction & Engineering	0.2
Electronics	0.2
Oil & Gas Services	0.2
Foods	0.1
Electronic Equipment, Instruments & Components	0.1
Distribution/Wholesale	0.1
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
Airlines	0.1
Communications Equipment	0.1
Lodging	0.1
Home Builders	0.1
Municipal Bonds	0.1
Transportation Infrastructure	0.1
Energy Equipment & Services	0.1
Trading Companies & Distributors	0.1
Building Materials	0.1
Building Products	0.1
Leisure Time	0.1
Investment Companies	0.1
Water Utilities	0.1
Multiline Retail	0.1
Gas	0.1
Engineering & Construction	0.1
Health Care Technology	0.1
Food Service	0.1
Thrifts & Mortgage Finance	0.1
Environmental Control	0.0	*
Iron/Steel	0.0	*
Advertising	0.0	*
Machinery-Construction & Mining	0.0	*
Office/Business Equipment	0.0	*
Household Durables	0.0
Construction Materials	0.0	*
Auto Components	0.0	*
Real Estate	0.0	*
Energy-Alternate Sources	0.0	*
Gas Utilities	0.0	*
Student Loans	0.0	*
Coal	0.0	*
Hand/Machine Tools	0.0	*
Miscellaneous Manufacturing	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (con’t)
Transportation	0.0	*%
Toys/Games/Hobbies	0.0	*
Storage/Warehousing	0.0	*
Holding Companies-Diversified	0.0	*
Electrical Components & Equipment	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Water	0.0	*
Diversified Consumer Services	0.0	*
Metal Fabricate/Hardware	0.0	*
Forest Products & Paper	0.0	*
Distributors	0.0	*
Options Purchased	0.0	*

Paper & Forest Products	0.0	*%
Cosmetics/Personal Care	0.0	*
Trucking & Leasing	0.0	*
Apparel	0.0	*
Marine	0.0	*
Home Furnishings	0.0	*

	103.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$88,679		Unrealized depreciation on OTC swap agreements	$2,349,254
Credit contracts	Due from/to broker— variation margin swaps	81,396	*	—	—
Credit contracts	Premiums paid for OTC swap agreements	13,275		Premiums received for OTC swap agreements	67,911
Credit contracts	Unrealized appreciation on OTC swap agreements	14,940		Unrealized depreciation on OTC swap agreements	112,065
Equity contracts	Due from/to broker— variation margin futures	7,380,936	*	—	—
Equity contracts	Unaffiliated investments	7,893		—	—
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	448,507
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	17		Unrealized depreciation on OTC cross currency exchange contracts	633
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,590,866		Unrealized depreciation on OTC forward foreign currency exchange contracts	470,848
Interest rate contracts	Due from/to broker— variation margin futures	1,636,233	*	Due from/to broker— variation margin futures	3,570,482	*
Interest rate contracts	Due from/to broker— variation margin swaps	368,567	*	Due from/to broker— variation margin swaps	536,243	*
Interest rate contracts	Unaffiliated investments	240,605		Options written outstanding, at value	347,923

		$11,423,407			$7,903,866

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$—	$(3,737,238)
Credit contracts	—	—	—	—	—	(232,042)
Equity contracts	440	—	—	14,844,948	—	26,283,803
Foreign exchange contracts	—	—	—	—	(4,149,678)	—
Interest rate contracts	—	24,755	(19,676)	15,068,917	—	(81,352)

Total	$440	$24,755	$(19,676)	$29,913,865	$(4,149,678)	$22,233,171

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts.	$—	$—	$—	$—	$—	$7,833,652
Credit contracts	—	—	—	—	—	772,393
Equity contracts	1,041	—	—	15,841,932	—	11,000,969
Foreign exchange contracts	—	—	—	—	2,644,476	—
Interest rate contracts	—	25,187	(61,625)	(6,343,753)	—	(146,920)

Total	$1,041	$25,187	$(61,625)	$9,498,179	$2,644,476	$19,460,094

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$190,693	$66,985,796	$456,886,255	$111,790,596	$177,442,462

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$73,618,236	$373,981	$35,219,180	$27,058,038

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$22,865,698	$354,299,955	$25,651,688

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$56,971,276	$(56,971,276)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Australia And New Zealand Banking Group Ltd.	$3,027	$(35,452)	$(32,425)	$—	$(32,425)
Bank of America, N.A.	104,383	(51,454)	52,929	—	52,929
Bank of New York Mellon	—	(664)	(664)	—	(664)
Barclays Bank PLC	110,753	(198,094)	(87,341)	87,341	—
BNP Paribas S.A.	799	(4,213)	(3,414)	—	(3,414)
Citibank, N.A.	116,683	(115,225)	1,458	(1,458)	—
Commonwealth Bank of Australia	17	(954)	(937)	—	(937)
Deutsche Bank AG	876	(582,615)	(581,739)	581,739	—
Goldman Sachs International	1,306,815	(75,271)	1,231,544	—	1,231,544
HSBC Bank PLC	143	(240,917)	(240,774)	—	(240,774)
JP Morgan Securities LLC	18,634	(55,965)	(37,331)	—	(37,331)
JPMorgan Chase Bank, N.A.	13,957	(2,388,458)	(2,374,501)	1,590,000	(784,501)
Morgan Stanley & Co. International PLC	74,043	(26,696)	47,347	(30,000)	17,347
Nomura Securities International, Inc.	160,583	—	160,583	—	160,583
Royal Bank of Scotland PLC	512	(393)	119	—	119
Standard Chartered Bank	—	(3)	(3)	—	(3)
UBS AG	16,552	(3,973)	12,579	(12,579)	—

	$1,927,777	$(3,780,347)	$(1,852,570)	$2,215,043	$362,473

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $56,971,276:
Unaffiliated investments (cost $1,705,706,447)	$1,758,182,957
Affiliated investments (cost $768,842,933)	768,845,237
Cash	243,658
Foreign currency, at value (cost $3,198,862)	3,216,063
Cash segregated for counterparty—OTC	3,805,083
Receivable for investments sold	40,736,937
Deposit with broker for centrally cleared/exchange-traded derivatives	19,573,446
Dividends and interest receivable	9,500,420
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,590,866
Tax reclaim receivable	1,481,283
Due from broker-variation margin futures	1,085,542
Receivable for Portfolio shares sold	127,418
Unrealized appreciation on OTC swap agreements	103,619
Due from broker-variation margin swaps	9,038
Premiums paid for OTC swap agreements	13,275
Receivable from affiliate	7,478
Unrealized appreciation on OTC cross currency exchange contracts	17
Prepaid expenses and other assets	19,296

Total Assets	2,608,541,633

LIABILITIES
Payable for investments purchased	89,509,272
Payable to broker for collateral for securities on loan	57,998,105
Forward commitment contracts, at value (proceeds receivable $6,414,549)	6,441,401
Unrealized depreciation on OTC swap agreements	2,909,826
Management fee payable	933,667
Accrued expenses and other liabilities	685,809
Payable to affiliate	654,305
Payable for Portfolio shares repurchased	499,880
Unrealized depreciation on OTC forward foreign currency exchange contracts	470,848
Options written outstanding, at value (proceeds received $277,398)	347,923
Cash segregated from counterparty—OTC	110,000
Distribution fee payable	100,377
Premiums received for OTC swap agreements	67,911
Unrealized depreciation on OTC cross currency exchange contracts	633
Affiliated transfer agent fee payable	369

Total Liabilities	160,730,326

NET ASSETS	$2,447,811,307

Net assets were comprised of:
Partners Equity	$2,447,811,307

Net asset value and redemption price per share, $2,447,811,307 / 164,623,674 outstanding shares of beneficial interest	$14.87

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$29,022,112
Unaffiliated dividend income (net of $830,995 foreign withholding tax, of which $58,660 is reimbursable by an affiliate)	8,046,953
Affiliated dividend income	3,009,335
Income from securities lending, net (including affiliated income of $112,259)	147,012

Total income	40,225,412

EXPENSES
Management fee	9,547,197
Distribution fee	2,950,260
Custodian and accounting fees	568,285
Audit fee	36,894
Trustees’ fees	17,771
Shareholders’ reports	14,614
Legal fees and expenses	9,287
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	46,813

Total expenses	13,194,596
Less: Fee waiver and/or expense reimbursement	(259,623)

Net expenses	12,934,973

NET INVESTMENT INCOME (LOSS)	27,290,439

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $13,222)	12,551,197
Futures transactions	29,913,865
Forward and cross currency contract transactions	(4,149,678)
Options written transactions	(19,676)
Swap agreements transactions	22,233,171
Foreign currency transactions	177,757

60,706,636

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,569) (net of change in foreign capital gains taxes $18,662)	142,166,424
Futures	9,498,179
Forward and cross currency contracts	2,644,476
Options written	(61,625)
Swap agreements.	19,460,094
Foreign currencies	70,865
Unfunded loan commitment	803

173,779,216

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	234,485,852

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,776,291

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$27,290,439	$47,859,898
Net realized gain (loss) on investment and foreign currency transactions	60,706,636	34,736,674
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	173,779,216	(210,806,956)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	261,776,291	(128,210,384)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,802,036 and 4,929,845 shares, respectively]	108,518,400	68,200,663
Portfolio shares repurchased [4,191,624 and 22,286,603 shares, respectively]	(60,689,497)	(303,774,217)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	47,828,903	(235,573,554)

CAPITAL CONTRIBUTIONS	1,642	127,417

TOTAL INCREASE (DECREASE)	309,606,836	(363,656,521)
NET ASSETS:
Beginning of period	2,138,204,471	2,501,860,992

End of period	$2,447,811,307	$2,138,204,471

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 90.9%
COMMON STOCKS — 56.7%	Shares	Value
Aerospace & Defense — 1.3%
Astronics Corp.*	4,940	$198,687
BAE Systems PLC (United Kingdom)	343,410	2,161,418
Boeing Co. (The)	19,468	7,086,547
Elbit Systems Ltd. (Israel)	12,296	1,833,851
HEICO Corp.	21,975	2,940,475
Kratos Defense & Security Solutions, Inc.*	46,900	1,073,541
Lockheed Martin Corp.	29,508	10,727,338
MTU Aero Engines AG (Germany)	37,926	9,049,211
Northrop Grumman Corp.	5,900	1,906,349
Raytheon Co.	9,500	1,651,860
Safran SA (France)	89,978	13,195,427
Singapore Technologies Engineering Ltd. (Singapore)	554,900	1,697,496
Spirit AeroSystems Holdings, Inc. (Class A Stock)	15,300	1,244,961
Thales SA (France)	18,800	2,324,616
TransDigm Group, Inc.*	4,300	2,080,340
United Technologies Corp.	36,252	4,720,010

		63,892,127

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	62,890	1,534,516
Deutsche Post AG (Germany)	34,250	1,126,091
SG Holdings Co. Ltd. (Japan)	56,100	1,590,976
United Parcel Service, Inc. (Class B Stock)	11,500	1,187,605

		5,439,188

Airlines — 0.1%
Azul SA (Brazil), ADR*	19,866	664,319
Delta Air Lines, Inc.	50,700	2,877,225
Deutsche Lufthansa AG (Germany)	56,691	970,471
Southwest Airlines Co.	14,500	736,310

		5,248,325

Auto Components — 0.3%
Autoliv, Inc. (Sweden)	50,000	3,525,500
Bridgestone Corp. (Japan)	42,504	1,676,460
Continental AG (Germany)	14,200	2,069,231
Denso Corp. (Japan)	139,400	5,874,292
Lear Corp.	9,200	1,281,284

		14,426,767

Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	861,300	453,985
Brilliance China Automotive Holdings Ltd. (China)	286,000	317,049
Daimler AG (Germany)	23,824	1,324,379
Honda Motor Co. Ltd. (Japan)	181,600	4,702,340
Hyundai Motor Co. (South Korea)	4,460	540,069
Peugeot SA (France)	53,657	1,322,378
Renault SA (France)	15,936	1,002,586
Subaru Corp. (Japan)	211,500	5,149,468
Suzuki Motor Corp. (Japan)	41,595	1,955,995

		16,768,249

COMMON STOCKS (continued)	Shares	Value
Banks — 3.7%
Banco do Brasil SA (Brazil)	41,100	$575,622
Banco Santander SA (Spain)	1,792,124	8,297,167
Bancolombia SA (Colombia), ADR	3,800	193,952
Bank Central Asia Tbk PT (Indonesia)	145,700	309,318
Bank Hapoalim BM (Israel)	104,856	778,850
Bank Leumi Le-Israel BM (Israel)	132,188	954,097
Bank of America Corp.	200,413	5,811,977
Bank of China Ltd. (China) (Class H Stock)	1,634,000	690,335
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	40,500	1,375,380
Bank OZK	99,200	2,984,928
Bank Polska Kasa Opieki SA (Poland)	17,872	535,846
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,738,100	2,081,039
BankUnited, Inc.	126,700	4,274,858
BOC Hong Kong Holdings Ltd. (China)	429,943	1,690,899
Boston Private Financial Holdings, Inc.	99,160	1,196,861
CaixaBank SA (Spain)	542,168	1,552,572
Camden National Corp.	44,050	2,020,573
Capitec Bank Holdings Ltd. (South Africa)	3,961	365,474
Chemical Financial Corp.(a)	44,400	1,825,284
China Construction Bank Corp. (China) (Class H Stock)	2,120,000	1,825,827
China Merchants Bank Co. Ltd. (China) (Class H Stock)	68,000	339,385
Citigroup, Inc.	131,751	9,226,523
Commerzbank AG (Germany)	163,230	1,175,305
Commonwealth Bank of Australia (Australia)	86,847	5,048,644
Credicorp Ltd. (Peru)	2,390	547,095
E.Sun Financial Holding Co. Ltd. (Taiwan)	871,490	729,666
Equity Bancshares, Inc. (Class A Stock)*	62,500	1,666,250
Erste Group Bank AG (Austria)*	77,040	2,860,428
First Citizens BancShares, Inc. (Class A Stock)	2,770	1,247,248
First Foundation, Inc.	110,000	1,478,400
First Northwest Bancorp	44,600	724,750
FNB Corp.	254,376	2,994,005
Great Western Bancorp, Inc.	98,941	3,534,172
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	48,300	280,533
Hana Financial Group, Inc. (South Korea)	13,004	421,586
Hanmi Financial Corp.	61,740	1,374,950
HDFC Bank Ltd. (India), ADR	65,200	8,478,608
IBERIABANK Corp.	23,200	1,759,720
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	951,000	693,536

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
ING Groep NV (Netherlands)	336,600	$3,901,488
Intesa Sanpaolo SpA (Italy)	2,362,636	5,055,122
JPMorgan Chase & Co.	21,592	2,413,986
Jyske Bank A/S (Denmark)	27,700	959,601
Kasikornbank PCL (Thailand)	124,200	761,721
KB Financial Group, Inc. (South Korea)	27,163	1,076,899
KBC Group NV (Belgium)	115,114	7,555,917
KeyCorp	55,100	978,025
Lloyds Banking Group PLC (United Kingdom)	9,238,127	6,651,421
M&T Bank Corp.	9,261	1,575,018
Mediobanca Banca di Credito Finanziario SpA (Italy)	293,077	3,018,650
Midland States Bancorp, Inc.	46,000	1,229,120
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,377,700	6,554,973
Orrstown Financial Services, Inc.	20,832	458,096
OTP Bank Nyrt (Hungary)	21,556	857,402
PacWest Bancorp	34,500	1,339,635
Pinnacle Financial Partners, Inc.	22,300	1,281,804
Popular, Inc. (Puerto Rico)(a)	79,801	4,328,406
Qatar National Bank QPSC (Qatar)	58,870	307,500
Regions Financial Corp.	179,116	2,675,993
Royal Bank of Canada (Canada)	20,900	1,660,924
Sberbank of Russia PJSC (Russia)	390,376	1,465,714
Shinhan Financial Group Co. Ltd. (South Korea)	7,043	273,271
Shinsei Bank Ltd. (Japan)	251,200	3,906,529
Societe Generale SA (France)	78,680	1,988,197
Standard Chartered PLC (United Kingdom)	591,751	5,374,049
Sterling Bancorp	91,600	1,949,248
Sumitomo Mitsui Financial Group, Inc. (Japan)	183,200	6,478,620
Swedbank AB (Sweden) (Class A Stock)	119,137	1,790,574
Toronto-Dominion Bank (The) (Canada)	22,600	1,320,570
U.S. Bancorp	52,124	2,731,298
Unicaja Banco SA (Spain), 144A	705,479	629,944
United Community Banks, Inc.	51,400	1,467,984
United Overseas Bank Ltd. (Singapore)	255,600	4,933,418
Univest Financial Corp.	31,200	819,312
Wells Fargo & Co.	27,800	1,315,496
Western Alliance Bancorp*	23,980	1,072,386
Wintrust Financial Corp.	16,100	1,177,876

		177,257,850

Beverages — 0.6%
Asahi Group Holdings Ltd. (Japan)	37,500	1,688,952
Coca-Cola Co. (The)	29,900	1,522,508
Coca-Cola European Partners PLC (United Kingdom)	46,012	2,599,678
Coca-Cola HBC AG (Switzerland)*	49,523	1,869,552

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Constellation Brands, Inc. (Class A Stock)(a)	5,180	$1,020,149
Davide Campari-Milano SpA (Italy)	135,984	1,331,946
Diageo PLC (United Kingdom)	137,793	5,933,979
Fomento Economico Mexicano SAB de CV (Mexico), UTS	31,700	306,698
Kirin Holdings Co. Ltd. (Japan)	27,400	590,812
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	10,000	1,432,878
Monster Beverage Corp.*	62,861	4,012,418
PepsiCo, Inc.	31,978	4,193,275
Thai Beverage PCL (Thailand)	1,353,800	830,510

		27,333,355

Biotechnology — 1.5%
Acceleron Pharma, Inc.*(a)	26,100	1,072,188
Aimmune Therapeutics, Inc.*(a)	19,300	401,826
Alexion Pharmaceuticals, Inc.*	15,493	2,029,273
Amgen, Inc.	44,010	8,110,163
Argenx SE (Netherlands), ADR*(a)	10,400	1,472,432
Array BioPharma, Inc.*	39,400	1,825,402
Ascendis Pharma A/S (Denmark), ADR*	7,400	852,110
Aurinia Pharmaceuticals, Inc. (Canada)*	110,000	723,800
Blueprint Medicines Corp.*	50,600	4,773,098
Celgene Corp.*	17,200	1,589,968
CRISPR Therapeutics AG (Switzerland)*(a)	8,400	395,640
CSL Ltd. (Australia)	108,261	16,374,006
CStone Pharmaceuticals (China), 144A*	181,500	267,760
Exelixis, Inc.*	70,500	1,506,585
Global Blood Therapeutics, Inc.*	71,200	3,745,120
GlycoMimetics, Inc.*(a)	94,200	1,122,864
Immunomedics, Inc.*(a)	59,657	827,443
KalVista Pharmaceuticals, Inc.*	26,500	586,975
Mirati Therapeutics, Inc.*(a)	10,000	1,030,000
MorphoSys AG (Germany), ADR*	124,675	3,009,654
Neurocrine Biosciences, Inc.*	66,497	5,614,342
PolarityTE, Inc.*(a)	24,200	137,940
Sarepta Therapeutics, Inc.*	36,090	5,483,875
uniQure NV (Netherlands)*	10,200	797,130
Vertex Pharmaceuticals, Inc.*	29,337	5,379,819

		69,129,413

Building Products — 0.5%
AGC, Inc. (Japan)	38,800	1,342,890
American Woodmark Corp.*	19,480	1,648,398
Armstrong World Industries, Inc.	20,100	1,953,720
Assa Abloy AB (Sweden) (Class B Stock)	605,800	13,694,169
Builders FirstSource, Inc.*	93,766	1,580,895
Cie de Saint-Gobain (France)	35,310	1,377,001
Gibraltar Industries, Inc.*	23,900	964,604
Trex Co., Inc.*(a)	13,700	982,290

		23,543,967

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets — 2.0%
B3 SA—Brasil Bolsa Balcao (Brazil)	538,500	$5,263,065
BlackRock, Inc.	3,100	1,454,830
BrightSphere Investment Group PLC	48,700	555,667
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	30,500	1,459,146
CI Financial Corp. (Canada)	103,200	1,681,714
CME Group, Inc.(a)	17,400	3,377,514
Cowen, Inc. (Class A Stock)*(a)	95,800	1,646,802
Deutsche Boerse AG (Germany)	70,190	9,932,333
E*TRADE Financial Corp.	106,194	4,736,252
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	225,900	7,989,504
Lazard Ltd. (Class A Stock)	88,900	3,057,271
LPL Financial Holdings, Inc.	8,300	677,031
Macquarie Group Ltd. (Australia)	36,132	3,180,151
Moody’s Corp.	32,000	6,249,920
Morgan Stanley	40,160	1,759,410
MSCI, Inc.	50,600	12,082,774
Natixis SA (France)	462,200	1,864,791
Partners Group Holding AG (Switzerland)	4,407	3,464,216
S&P Global, Inc.	30,300	6,902,037
Singapore Exchange Ltd. (Singapore)	264,500	1,549,398
Standard Life Aberdeen PLC (United Kingdom)	1,010,541	3,783,402
TD Ameritrade Holding Corp.	78,313	3,909,385
UBS Group AG (Switzerland)*	110,323	1,311,989
UBS Group AG (Switzerland), (NYSE)*(a)	479,300	5,679,705
WisdomTree Investments, Inc.(a)	40,800	251,736

		93,820,043

Chemicals — 1.4%
Akzo Nobel NV (Netherlands)	15,452	1,451,628
Ashland Global Holdings, Inc.	18,510	1,480,245
Axalta Coating Systems Ltd.*	88,126	2,623,511
BASF SE (Germany)	12,924	941,207
CF Industries Holdings, Inc.	66,700	3,115,557
Chemours Co. (The)	45,000	1,080,000
Corteva, Inc.*	11,800	348,926
Covestro AG (Germany), 144A	17,492	890,053
DuPont de Nemours, Inc.	11,800	885,826
Element Solutions, Inc.*	96,700	999,878
Elementis PLC (United Kingdom)	334,582	602,257
Ferro Corp.*	59,270	936,466
FMC Corp.	31,877	2,644,197
Huntsman Corp.	46,400	948,416
Innospec, Inc.	14,600	1,332,104
Israel Chemicals Ltd. (Israel)	171,285	897,929
LG Chem Ltd. (South Korea)	3,966	1,219,490
Linde PLC (United Kingdom), (AQUIS)	87,400	17,585,527
Mosaic Co. (The)	87,300	2,185,119
Nissan Chemical Corp. (Japan)	63,600	2,876,853
Nutrien Ltd. (Canada)	63,000	3,369,974

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Olin Corp.	56,200	$1,231,342
Sasol Ltd. (South Africa)	8,670	215,699
Scotts Miracle-Gro Co. (The)	13,500	1,329,750
Sherwin-Williams Co. (The)	16,000	7,332,640
Shin-Etsu Chemical Co. Ltd. (Japan)	47,800	4,464,496
Sika AG (Switzerland)	12,577	2,151,147
Sumitomo Chemical Co. Ltd. (Japan)	242,200	1,127,147
Tikkurila OYJ (Finland)	50,335	846,168

		67,113,552

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.(a)	45,200	1,808,000
Copart, Inc.*(a)	25,900	1,935,766
Edenred (France)	209,215	10,687,751
Elis SA (France)	72,500	1,316,222
Healthcare Services Group, Inc.(a)	69,300	2,101,176
Heritage-Crystal Clean, Inc.*	49,600	1,304,976
Loomis AB (Sweden) (Class B Stock)	46,200	1,589,067
Multi-Color Corp.	5,640	281,831
Prosegur Cia de Seguridad SA (Spain)	542,000	2,545,334
Republic Services, Inc.	20,050	1,737,132
Rollins, Inc.(a)	54,800	1,965,676
Toppan Printing Co. Ltd. (Japan)	48,100	732,255
Waste Connections, Inc.	39,500	3,775,410
Waste Management, Inc.	21,000	2,422,770

		34,203,366

Communications Equipment — 0.5%
Cisco Systems, Inc.	190,956	10,451,022
Extreme Networks, Inc.*	102,200	661,234
F5 Networks, Inc.*	21,800	3,174,734
Lumentum Holdings, Inc.*(a)	35,300	1,885,373
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	587,586	5,582,084
Ubiquiti Networks, Inc.(a)	19,200	2,524,800

		24,279,247

Construction & Engineering — 0.3%
Bouygues SA (France)	49,300	1,827,960
Kajima Corp. (Japan)	96,000	1,320,691
Taisei Corp. (Japan)	70,700	2,573,388
Vinci SA (France)	82,363	8,436,898

		14,158,937

Construction Materials — 0.5%
CRH PLC (Ireland)	101,567	3,321,790
CRH PLC (Ireland), ADR	289,000	9,464,750
Eagle Materials, Inc.	5,600	519,120
HeidelbergCement AG (Germany)	44,900	3,638,393
Martin Marietta Materials, Inc.	28,800	6,627,168

		23,571,221

Consumer Finance — 0.3%
Capital One Financial Corp.	21,800	1,978,132
Discover Financial Services	90,133	6,993,419
FirstCash, Inc.	16,000	1,600,320

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Consumer Finance (continued)
Synchrony Financial	96,100	$3,331,787

		13,903,658

Containers & Packaging — 0.1%
AptarGroup, Inc.	15,100	1,877,534
Graphic Packaging Holding Co.	92,350	1,291,053
Silgan Holdings, Inc.	44,539	1,362,893

		4,531,480

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.*	26,200	1,180,310
Carriage Services, Inc.	24,450	464,795
Estacio Participacoes SA (Brazil)	102,000	777,760
Grand Canyon Education, Inc.*	11,400	1,334,028
Koolearn Technology Holding Ltd. (China), 144A*	156,500	183,669
Laureate Education, Inc. (Class A Stock)*	111,100	1,745,381
New Oriental Education & Technology Group, Inc. (China), ADR*	9,380	905,920
Service Corp. International(a)	9,230	431,779
ServiceMaster Global Holdings, Inc.*	20,300	1,057,427
Strategic Education, Inc.	5,100	907,800

		8,988,869

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	42,363	9,030,521
Challenger Ltd. (Australia)	157,304	733,070
Investor AB (Sweden) (Class B Stock)	94,300	4,532,718
ORIX Corp. (Japan)	345,200	5,156,760
Voya Financial, Inc.	84,555	4,675,892

		24,128,961

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	57,046	1,911,611
Cellnex Telecom SA (Spain), 144A*	43,900	1,625,408
CenturyLink, Inc.	62,600	736,176
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,156,000	304,069
Cogent Communications Holdings, Inc.	27,530	1,634,181
Elisa OYJ (Finland)	53,236	2,596,213
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	1,264,000	2,006,269
Koninklijke KPN NV (Netherlands)	441,710	1,355,314
LG Uplus Corp. (South Korea)	23,949	300,864
Masmovil Ibercom SA (Spain)*	70,320	1,570,480
Nippon Telegraph & Telephone Corp. (Japan)	37,644	1,755,053
Singapore Telecommunications Ltd. (Singapore)	650,674	1,682,825
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,252,300	659,541
Telenor ASA (Norway)	142,176	3,017,263
Telkom SA SOC Ltd. (South Africa)	109,430	716,281
Verizon Communications, Inc.	149,817	8,559,045
Vonage Holdings Corp.*	94,800	1,074,084

		31,504,677

COMMON STOCKS (continued)	Shares	Value
Electric Utilities — 1.6%
American Electric Power Co., Inc.	23,900	$2,103,439
Duke Energy Corp.	32,341	2,853,770
Enel SpA (Italy)	1,241,829	8,672,576
Entergy Corp.(a)	102,636	10,564,324
Equatorial Energia SA (Brazil)	10,300	247,767
Evergy, Inc.	150,951	9,079,703
Exelon Corp.	204,779	9,817,105
FirstEnergy Corp.	88,300	3,780,123
Fortum OYJ (Finland)	97,771	2,161,121
Kansai Electric Power Co., Inc. (The) (Japan)	106,700	1,223,619
Neoenergia SA (Brazil)	58,100	236,791
NextEra Energy, Inc.	31,259	6,403,719
Orsted A/S (Denmark), 144A	81,096	7,004,419
Pinnacle West Capital Corp.	17,049	1,604,140
Portland General Electric Co.	32,120	1,739,940
PPL Corp.	41,700	1,293,117
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	299,800	1,565,348
Verbund AG (Austria)	16,176	843,878
Xcel Energy, Inc.(a)	37,800	2,248,722

		73,443,621

Electrical Equipment — 0.4%
AMETEK, Inc.	43,009	3,906,938
Bizlink Holding, Inc. (Taiwan)	42,820	297,571
Eaton Corp. PLC	60,576	5,044,769
Emerson Electric Co.	19,900	1,327,728
Fagerhult AB (Sweden)	143,680	950,072
GrafTech International Ltd.(a)	58,300	670,450
Legrand SA (France)	67,600	4,944,504
Regal Beloit Corp.	31,787	2,597,316
Vestas Wind Systems A/S (Denmark)	14,646	1,266,132

		21,005,480

Electronic Equipment, Instruments & Components — 0.9%
Avnet, Inc.	13,900	629,253
Azbil Corp. (Japan)	155,500	3,809,359
Chroma ATE, Inc. (Taiwan)	61,000	271,208
Hitachi High-Technologies Corp. (Japan)	38,800	2,000,440
Hitachi Ltd. (Japan)	40,200	1,475,657
Jabil, Inc.	92,085	2,909,886
Keyence Corp. (Japan)	26,400	16,279,166
Keysight Technologies, Inc.*	14,200	1,275,302
Largan Precision Co. Ltd. (Taiwan)	4,000	497,988
Samsung SDI Co. Ltd. (South Korea)	5,464	1,117,661
Sanmina Corp.*	52,395	1,586,521
Shimadzu Corp. (Japan)	58,300	1,432,977
Spectris PLC (United Kingdom)	105,000	3,841,947
Sunny Optical Technology Group Co. Ltd. (China)	75,800	785,344
SYNNEX Corp.	11,300	1,111,920
TTM Technologies, Inc.*	86,500	882,300
Unimicron Technology Corp. (Taiwan)	239,000	272,868
Zebra Technologies Corp. (Class A Stock)*	8,900	1,864,461

		42,044,258

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services — 0.2%
Apergy Corp.*	5,500	$184,470
Cactus, Inc. (Class A Stock)*	44,100	1,460,592
Helix Energy Solutions Group, Inc.*	156,860	1,353,702
Helmerich & Payne, Inc.	26,200	1,326,244
Nabors Industries Ltd.	380,300	1,102,870
Natural Gas Services Group, Inc.*	48,100	793,650
Pason Systems, Inc. (Canada)	70,800	1,026,142
ProPetro Holding Corp.*	47,700	987,390
Solaris Oilfield Infrastructure, Inc. (Class A Stock)(a)	89,200	1,336,216

		9,571,276

Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	35,300	1,274,330
HUYA, Inc. (China), ADR*(a)	12,900	318,759
NetEase, Inc. (China), ADR	2,120	542,232
Netflix, Inc.*	6,500	2,387,580
Nexon Co. Ltd. (Japan)*	18,600	270,248
Nintendo Co. Ltd. (Japan)	4,500	1,654,606
Vivendi SA (France)	114,115	3,139,460
Zynga, Inc. (Class A Stock)*	162,200	994,286

		10,581,501

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Campus Communities, Inc.	13,900	641,624
American Tower Corp.	40,997	8,381,837
Apartment Investment & Management Co. (Class A Stock)	84,614	4,240,854
Armada Hoffler Properties, Inc.	115,654	1,914,074
AvalonBay Communities, Inc.	17,000	3,454,060
Brixmor Property Group, Inc.	72,100	1,289,148
CoreCivic, Inc.	62,200	1,291,272
CoreSite Realty Corp.	15,370	1,770,163
Crown Castle International Corp.	33,689	4,391,361
Dexus (Australia)	248,053	2,263,599
Equinix, Inc.	6,409	3,231,994
Equity LifeStyle Properties, Inc.	23,400	2,839,356
Equity Residential	21,779	1,653,462
Essex Property Trust, Inc.	5,917	1,727,350
Extra Space Storage, Inc.	30,995	3,288,569
Gaming & Leisure Properties, Inc.	75,400	2,939,092
Goodman Group (Australia)	139,735	1,475,591
Healthcare Realty Trust, Inc.	44,300	1,387,476
Hospitality Properties Trust	49,500	1,237,500
Invitation Homes, Inc.	68,800	1,839,024
Land Securities Group PLC (United Kingdom)	47,747	505,501
Liberty Property Trust	20,412	1,021,416
Mack-Cali Realty Corp.	61,800	1,439,322
Medical Properties Trust, Inc.	201,100	3,507,184
Merlin Properties Socimi SA (Spain)	93,700	1,300,788
National Retail Properties, Inc.	22,600	1,198,026
Omega Healthcare Investors, Inc.(a)	40,200	1,477,350
Outfront Media, Inc.	90,800	2,341,732
Park Hotels & Resorts, Inc.	47,000	1,295,320
PotlatchDeltic Corp.(a)	31,300	1,220,074
Prologis, Inc.	105,154	8,422,835
Rexford Industrial Realty, Inc.	46,400	1,873,168

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care REIT, Inc.	66,000	$1,299,540
Segro PLC (United Kingdom)	190,908	1,770,969
Senior Housing Properties Trust	147,700	1,221,479
Shaftesbury PLC (United Kingdom)	95,800	977,262
Simon Property Group, Inc.(a)	25,368	4,052,792
SITE Centers Corp.	101,200	1,339,888
Spirit Realty Capital, Inc.(a)	69,740	2,975,108
STORE Capital Corp.	39,100	1,297,729
Taubman Centers, Inc.	26,700	1,090,161
Terreno Realty Corp.	17,800	872,912
UDR, Inc.	143,729	6,451,995
VICI Properties, Inc.(a)	147,600	3,253,104
Weyerhaeuser Co.	51,800	1,364,412

		104,827,473

Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	79,500	5,002,936
Atacadao SA (Brazil)	81,400	466,784
BGF retail Co. Ltd. (South Korea)	7,600	1,388,838
Clicks Group Ltd. (South Africa)	265,800	3,879,618
CP ALL PCL (Thailand)	189,100	530,771
Dairy Farm International Holdings Ltd. (Hong Kong)	351,800	2,513,400
Koninklijke Ahold Delhaize NV (Netherlands)	63,941	1,437,204
Kroger Co. (The)	59,200	1,285,232
Performance Food Group Co.*	48,900	1,957,467
PriceSmart, Inc.	22,400	1,145,088
Sysco Corp.	45,274	3,201,777
Tesco PLC (United Kingdom)	456,561	1,313,905
Tsuruha Holdings, Inc. (Japan)	12,600	1,166,874
US Foods Holding Corp.*	59,326	2,121,498
Wal-Mart de Mexico SAB de CV (Mexico)	280,300	765,089
Walmart, Inc.	47,500	5,248,275

		33,424,756

Food Products — 1.7%
Archer-Daniels-Midland Co.	115,004	4,692,163
Bunge Ltd.	26,840	1,495,256
Conagra Brands, Inc.(a)	42,198	1,119,091
Danone SA (France)	20,626	1,747,224
Darling Ingredients, Inc.*	71,400	1,420,146
General Mills, Inc.	144,064	7,566,241
Gruma SAB de CV (Mexico) (Class B Stock)	32,595	306,612
Hershey Co. (The)	18,901	2,533,301
Ingredion, Inc.(a)	12,900	1,064,121
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	98,600	479,515
J.M. Smucker Co. (The)(a)	33,074	3,809,794
Kellogg Co.(a)	24,400	1,307,108
Kerry Group PLC (Ireland) (Class A Stock)	29,013	3,462,077
Kraft Heinz Co. (The)	40,900	1,269,536
Mondelez International, Inc. (Class A Stock)	37,016	1,995,162
Nestle SA (Switzerland)	318,587	32,977,165

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Post Holdings, Inc.*	11,500	$1,195,655
SunOpta, Inc. (Canada)*	103,000	338,870
TreeHouse Foods, Inc.*(a)	23,600	1,276,760
Tyson Foods, Inc. (Class A Stock)	108,875	8,790,568

		78,846,365

Gas Utilities — 0.3%
Atmos Energy Corp.	18,600	1,963,416
National Fuel Gas Co.(a)	23,834	1,257,243
Naturgy Energy Group SA (Spain)	48,436	1,333,711
New Jersey Resources Corp.	45,600	2,269,512
Northwest Natural Holding Co.	7,500	521,250
ONE Gas, Inc.	20,400	1,842,120
South Jersey Industries, Inc.	154,209	5,201,470

		14,388,722

Health Care Equipment & Supplies — 1.7%
Align Technology, Inc.*	6,200	1,696,940
Antares Pharma, Inc.*	190,600	627,074
Becton, Dickinson & Co.	34,930	8,802,709
Boston Scientific Corp.*	175,624	7,548,320
CryoPort, Inc.*(a)	22,000	403,040
Danaher Corp.	61,828	8,836,458
DexCom, Inc.*	14,000	2,097,760
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	237,494	2,462,832
Glaukos Corp.*(a)	17,500	1,319,500
Heska Corp.*	11,000	936,870
Hoya Corp. (Japan)	162,700	12,506,938
IDEXX Laboratories, Inc.*	15,900	4,377,747
Intuitive Surgical, Inc.*	8,000	4,196,400
Koninklijke Philips NV (Netherlands)(a)	120,164	5,227,107
Medtronic PLC	31,183	3,036,912
Merit Medical Systems, Inc.*	22,910	1,364,520
OrthoPediatrics Corp.*	15,600	608,400
ResMed, Inc.	59,700	7,285,191
Stryker Corp.	2,254	463,377
ViewRay, Inc.*(a)	135,900	1,197,279
Wright Medical Group NV*	27,100	808,122
Zimmer Biomet Holdings, Inc.	30,411	3,580,591

		79,384,087

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.*(a)	25,600	894,720
Addus HomeCare Corp.*	15,400	1,154,230
Amedisys, Inc.*	7,200	874,152
Anthem, Inc.	15,000	4,233,150
BioScrip, Inc.*	214,700	558,220
Centene Corp.*	18,700	980,628
Chemed Corp.	5,400	1,948,536
Cigna Corp.	2,633	414,829
CVS Health Corp.	40,000	2,179,600
Ensign Group, Inc. (The)	15,700	893,644
HCA Healthcare, Inc.	11,200	1,513,904
Humana, Inc.	20,731	5,499,934
LHC Group, Inc.*	11,216	1,341,209
Molina Healthcare, Inc.*	19,800	2,834,172

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Notre Dame Intermedica Participacoes SA (Brazil)	50,700	$528,264
R1 RCM, Inc.*	82,100	1,032,818
RadNet, Inc.*	107,300	1,479,667
Suzuken Co. Ltd. (Japan)	25,400	1,492,564
UnitedHealth Group, Inc.	52,942	12,918,378
Universal Health Services, Inc. (Class B Stock)	9,900	1,290,861
WellCare Health Plans, Inc.*	5,800	1,653,406

		45,716,886

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	13,900	2,253,329

Hotels, Restaurants & Leisure — 1.1%
Carnival PLC	20,464	910,624
Carrols Restaurant Group, Inc.*	52,980	478,409
Chipotle Mexican Grill, Inc.*	2,400	1,758,912
Compass Group PLC (United Kingdom)	77,376	1,855,264
Denny’s Corp.*	51,350	1,054,215
Domino’s Pizza, Inc.	6,600	1,836,648
Eldorado Resorts, Inc.*	14,600	672,622
Hilton Grand Vacations, Inc.*	36,400	1,158,248
InterContinental Hotels Group PLC (United Kingdom)	26,525	1,744,830
InterContinental Hotels Group PLC (United Kingdom), ADR	156,000	10,433,280
McDonald’s Corp.	36,665	7,613,854
Norwegian Cruise Line Holdings Ltd.*	81,123	4,350,626
Royal Caribbean Cruises Ltd.	48,346	5,860,019
Shangri-La Asia Ltd. (Hong Kong)	538,846	679,950
Six Flags Entertainment Corp.	22,500	1,117,800
Starbucks Corp.	43,300	3,629,839
Texas Roadhouse, Inc.	22,700	1,218,309
Wyndham Destinations, Inc.	70,400	3,090,560
Yum China Holdings, Inc. (China)	10,200	471,240
Yum! Brands, Inc.	38,796	4,293,553

		54,228,802

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	187,366	1,362,415
Helen of Troy Ltd.*	7,409	967,541
Iida Group Holdings Co. Ltd. (Japan)	33,828	546,970
Installed Building Products, Inc.*	30,900	1,829,898
Lennar Corp. (Class A Stock)	25,600	1,240,576
Midea Group Co. Ltd. (China) (Class A Stock)	53,100	401,119
Persimmon PLC (United Kingdom)	40,623	1,031,129
Sony Corp. (Japan)	55,100	2,885,390
Taylor Morrison Home Corp. (Class A Stock)*	69,200	1,450,432
Toll Brothers, Inc.	38,800	1,420,856
TopBuild Corp.*	25,900	2,143,484
Whirlpool Corp.(a)	16,574	2,359,475

		17,639,285

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Products — 0.3%
Colgate-Palmolive Co.	24,200	$1,734,414
Essity AB (Sweden) (Class B Stock)	21,234	652,353
Kimberly-Clark Corp.	25,000	3,332,000
Procter & Gamble Co. (The)	75,227	8,248,641
Reckitt Benckiser Group PLC (United Kingdom)	14,585	1,150,920

		15,118,328

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	216,700	3,631,892
Central Puerto SA (Argentina), ADR	41,400	383,778
NRG Energy, Inc.	86,200	3,027,344
Vistra Energy Corp.	133,700	3,026,968

		10,069,982

Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. (Hong Kong)	129,000	1,270,075
Jardine Matheson Holdings Ltd. (Hong Kong)	18,300	1,150,308
Jardine Strategic Holdings Ltd. (Hong Kong)	17,600	670,968
Rheinmetall AG (Germany)	16,500	2,021,873
Roper Technologies, Inc.	10,448	3,826,684

		8,939,908

Insurance — 3.4%
Aflac, Inc.	111,929	6,134,828
AIA Group Ltd. (Hong Kong)	1,972,400	21,327,566
Allianz SE (Germany)	12,813	3,090,202
Allstate Corp. (The)	32,300	3,284,587
Assicurazioni Generali SpA (Italy)	150,900	2,840,331
Assurant, Inc.	22,617	2,405,996
Assured Guaranty Ltd.	16,900	711,152
Athene Holding Ltd. (Class A Stock)*	54,364	2,340,914
Aviva PLC (United Kingdom)	1,007,871	5,334,531
AXA SA (France)	245,900	6,457,830
China Life Insurance Co. Ltd. (China) (Class H Stock)	178,000	437,784
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	71,400	279,456
Chubb Ltd.	10,700	1,576,003
Direct Line Insurance Group PLC (United Kingdom)	369,641	1,559,159
Employers Holdings, Inc.	13,100	553,737
Fidelity National Financial, Inc.	40,100	1,616,030
Great-West Lifeco, Inc. (Canada)	33,735	776,687
Hannover Rueck SE (Germany)	25,741	4,164,189
Hanover Insurance Group, Inc. (The)	4,700	603,010
Hartford Financial Services Group, Inc. (The)	94,757	5,279,860
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	11,311	278,188
Insurance Australia Group Ltd. (Australia)	470,900	2,729,463

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Intact Financial Corp. (Canada)	20,000	$1,848,268
IRB Brasil Resseguros SA (Brazil)	8,900	230,684
James River Group Holdings Ltd.	26,100	1,224,090
Kemper Corp.	12,900	1,113,141
Marsh & McLennan Cos., Inc.	96,300	9,605,925
MetLife, Inc.	76,459	3,797,719
MS&AD Insurance Group Holdings, Inc. (Japan)	43,100	1,369,715
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	14,191	3,562,665
National Western Life Group, Inc. (Class A Stock)	2,900	745,300
NN Group NV (Netherlands)	52,704	2,120,765
Old Republic International Corp.	66,100	1,479,318
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	307,900	3,701,807
Principal Financial Group, Inc.(a)	26,100	1,511,712
Prudential PLC (United Kingdom)	418,866	9,140,030
QBE Insurance Group Ltd. (Australia)	188,566	1,564,462
Reinsurance Group of America, Inc.	30,400	4,743,312
RSA Insurance Group PLC (United Kingdom)	550,233	4,034,096
Sampo OYJ (Finland) (Class A Stock)	101,313	4,783,741
Sony Financial Holdings, Inc. (Japan)	252,900	6,077,544
Swiss Life Holding AG (Switzerland)	7,100	3,522,488
Swiss Re AG (Switzerland)	9,426	957,608
Tokio Marine Holdings, Inc. (Japan)	101,500	5,091,944
Torchmark Corp.	25,065	2,242,315
Travelers Cos., Inc. (The)	21,100	3,154,872
Unum Group	13,500	452,925
Zurich Insurance Group AG (Switzerland)	29,741	10,337,669

		162,195,618

Interactive Media & Services — 1.2%
Adevinta ASA (France) (Class B Stock)*	185,200	2,034,057
Alphabet, Inc. (Class A Stock)*	16,352	17,705,946
Alphabet, Inc. (Class C Stock)*	4,630	5,004,613
Baidu, Inc. (China), ADR*	1,600	187,776
Facebook, Inc. (Class A Stock)*	67,054	12,941,422
Kakaku.com, Inc. (Japan)	116,300	2,249,159
Match Group, Inc.(a)	57,700	3,881,479
Momo, Inc. (China), ADR	6,780	242,724
REA Group Ltd. (Australia)	26,535	1,786,189
Rightmove PLC (United Kingdom)	383,300	2,605,092
Tencent Holdings Ltd. (China)	112,000	5,058,359
Yahoo Japan Corp. (Japan)	185,900	547,081
Yandex NV (Russia) (Class A Stock)*	13,300	505,400
YY, Inc. (China), ADR*	4,700	327,543

		55,076,840

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail — 1.3%
Alibaba Group Holding Ltd. (China), ADR*	72,900	$12,352,905
Amazon.com, Inc.*	10,450	19,788,433
Booking Holdings, Inc.*	900	1,687,239
Ctrip.com International Ltd. (China), ADR*	22,500	830,475
Duluth Holdings, Inc. (Class B Stock)*(a)	54,900	746,091
eBay, Inc.	161,481	6,378,500
Expedia Group, Inc.(a)	11,567	1,538,758
JD.com, Inc. (China), ADR*	8,970	271,701
Meituan Dianping (China) (Class B Stock)*	123,700	1,086,415
MercadoLibre, Inc. (Argentina)*	2,000	1,223,540
Naspers Ltd. (South Africa) (Class N Stock)	39,235	9,540,109
Pinduoduo, Inc. (China), ADR*(a)	15,480	319,352
Rakuten, Inc. (Japan)	147,700	1,762,022
ZOZO, Inc. (Japan)	91,900	1,724,386

		59,249,926

IT Services — 3.0%
Accenture PLC (Class A Stock)	42,992	7,943,632
Adyen NV (Netherlands), 144A*	744	574,753
Alliance Data Systems Corp.	9,600	1,345,248
Amadeus IT Group SA (Spain)	156,658	12,430,209
Amdocs Ltd.	6,900	428,421
Atos SE (France)	34,153	2,858,582
Automatic Data Processing, Inc.	10,400	1,719,432
Black Knight, Inc.*	72,400	4,354,860
Capgemini SE (France)	36,364	4,518,779
Cognizant Technology Solutions Corp. (Class A Stock)	19,200	1,217,088
DXC Technology Co.	21,300	1,174,695
Euronet Worldwide, Inc.*	19,900	3,347,976
ExlService Holdings, Inc.*	32,300	2,135,999
Fidelity National Information Services, Inc.	11,300	1,386,284
Fiserv, Inc.*(a)	42,080	3,836,013
Genpact Ltd.	61,760	2,352,438
LiveRamp Holdings, Inc.*	10,800	523,584
Mastercard, Inc. (Class A Stock)	81,400	21,532,742
MongoDB, Inc.*(a)	10,200	1,551,318
Obic Co. Ltd. (Japan)	50,200	5,700,565
Okta, Inc.*(a)	20,200	2,494,902
Paychex, Inc.(a)	26,000	2,139,540
PayPal Holdings, Inc.*	57,850	6,621,511
Shopify, Inc. (Canada) (Class A Stock)*	7,600	2,284,149
VeriSign, Inc.*	19,300	4,036,788
Virtusa Corp.*	39,220	1,742,545
Visa, Inc. (Class A Stock)(a)	203,648	35,343,110
Wix.com Ltd. (Israel)*	14,700	2,088,870
WNS Holdings Ltd. (India), ADR*	31,600	1,870,720
Worldline SA (France), 144A*	21,380	1,556,315

		141,111,068

COMMON STOCKS (continued)	Shares	Value
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	33,285	$1,617,774
Brunswick Corp.	81,215	3,726,956

		5,344,730

Life Sciences Tools & Services — 0.3%
Accelerate Diagnostics, Inc.*(a)	68,200	1,560,416
Agilent Technologies, Inc.	24,036	1,794,768
Bio-Rad Laboratories, Inc. (Class A Stock)*	4,600	1,437,914
Bruker Corp.	28,266	1,411,887
Cambrex Corp.*	33,400	1,563,454
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class A Stock)*	75,300	845,929
IQVIA Holdings, Inc.*	14,600	2,349,140
Lonza Group AG (Switzerland)*	5,883	1,989,316

		12,952,824

Machinery — 2.1%
Airtac International Group (Taiwan)	16,000	180,386
Alfa Laval AB (Sweden)	103,294	2,254,249
Allison Transmission Holdings, Inc.	78,506	3,638,753
ANDRITZ AG (Austria)	85,700	3,230,470
Atlas Copco AB (Sweden) (Class A Stock)	311,300	9,947,144
Columbus McKinnon Corp.	51,000	2,140,470
Deere & Co.	12,600	2,087,946
Douglas Dynamics, Inc.	36,000	1,432,440
Dover Corp.	24,758	2,480,752
EnPro Industries, Inc.	25,900	1,653,456
Epiroc AB (Sweden) (Class A Stock)	375,100	3,902,936
FANUC Corp. (Japan)	35,900	6,660,341
Federal Signal Corp.	62,300	1,666,525
Fortive Corp.	46,697	3,806,739
Harsco Corp.*	60,300	1,654,632
Hiwin Technologies Corp. (Taiwan)	52,000	435,527
Hoshizaki Corp. (Japan)	26,802	1,999,890
Ingersoll-Rand PLC	31,573	3,999,352
Interpump Group SpA (Italy)	108,700	3,344,016
ITT, Inc.	37,200	2,435,856
John Bean Technologies Corp.	14,500	1,756,385
Komatsu Ltd. (Japan)	138,000	3,337,525
Kone OYJ (Finland) (Class B Stock)	28,983	1,709,653
Makita Corp. (Japan)	30,800	1,050,427
Meritor, Inc.*	50,200	1,217,350
MINEBEA MITSUMI, Inc. (Japan)	180,900	3,075,510
MISUMI Group, Inc. (Japan)	257,500	6,489,247
Mitsubishi Heavy Industries Ltd. (Japan)	28,639	1,249,270
Nabtesco Corp. (Japan)	83,900	2,344,436
OSG Corp. (Japan)	134,900	2,664,868
PACCAR, Inc.	19,700	1,411,702
RBC Bearings, Inc.*	8,900	1,484,609
Schindler Holding AG (Switzerland)	3,100	677,613
Schindler Holding AG (Switzerland), Part. Cert	28,700	6,392,403
SMC Corp. (Japan)	4,500	1,686,351
Volvo AB (Sweden) (Class B Stock)	88,869	1,410,238

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Weir Group PLC (The) (United Kingdom)	68,335	$1,344,243
Welbilt, Inc.*	94,100	1,571,470
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,436,200	1,626,324

		101,451,504

Marine — 0.0%
AP Moller—Maersk A/S (Denmark) (Class B Stock)	1,403	1,738,368

Media — 0.5%
Altice USA, Inc. (Class A Stock)*	113,400	2,761,290
Comcast Corp. (Class A Stock)	186,624	7,890,463
Discovery, Inc. (Class A Stock)*(a)	25,500	782,850
Informa PLC (United Kingdom)	623,693	6,617,308
MSG Networks, Inc. (Class A Stock)*(a)	113,682	2,357,765
Schibsted ASA (Norway) (Class B Stock)	109,000	2,842,328
Sirius XM Holdings, Inc.(a)	270,500	1,509,390
WPP PLC (United Kingdom)	90,000	1,133,459

		25,894,853

Metals & Mining — 0.7%
Alrosa PJSC (Russia)	363,630	496,737
Anglo American PLC (South Africa)	66,776	1,906,975
AngloGold Ashanti Ltd. (South Africa)	41,470	745,107
BHP Group Ltd. (Australia)	67,555	1,952,945
BHP Group PLC (Australia)	494,056	12,643,535
Commercial Metals Co.	76,300	1,361,955
Ferroglobe PLC^	44,100	—
Franco-Nevada Corp. (Canada)	24,800	2,104,937
Fresnillo PLC (Mexico)	123,807	1,368,073
Glencore PLC (Switzerland)*	987,281	3,433,869
MMG Ltd. (China)*	1,228,000	430,173
POSCO (South Korea)	2,672	565,497
Reliance Steel & Aluminum Co.	14,808	1,401,133
Rio Tinto Ltd. (Australia)	46,139	3,366,715
Steel Dynamics, Inc.	27,400	827,480
Vale SA (Brazil), ADR	33,304	447,606

		33,052,737

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	159,300	2,679,426
Chimera Investment Corp.	67,000	1,264,290
MFA Financial, Inc.	182,200	1,308,196
New Residential Investment Corp.	73,800	1,135,782
Starwood Property Trust, Inc.	57,500	1,306,400

		7,694,094

Multiline Retail — 0.1%
Dollar General Corp.	17,600	2,378,816
Dollar Tree, Inc.*	14,917	1,601,937
Pan Pacific International Holdings Corp. (Japan)	25,290	1,609,726
Ryohin Keikaku Co. Ltd. (Japan)	2,700	487,595

		6,078,074

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities — 0.4%
Ameren Corp.	21,974	$1,650,467
CenterPoint Energy, Inc.	99,020	2,834,943
CMS Energy Corp.	37,800	2,188,998
Dominion Energy, Inc.	40,417	3,125,042
E.ON SE (Germany)	117,200	1,271,901
Public Service Enterprise Group, Inc.	29,500	1,735,190
RWE AG (Germany)	138,030	3,402,475
Sempra Energy	12,500	1,718,000

		17,927,016

Oil, Gas & Consumable Fuels — 2.5%
Ardmore Shipping Corp. (Ireland)*	89,628	730,468
BP PLC (United Kingdom)	2,309,743	16,117,051
Brigham Minerals, Inc. (Class A Stock)*(a)	58,600	1,257,556
Canadian Natural Resources Ltd. (Canada)	40,000	1,078,538
Centennial Resource Development, Inc. (Class A Stock)*(a)	100,600	763,554
Cheniere Energy, Inc.*	23,000	1,574,350
Chevron Corp.	108,547	13,507,589
China Petroleum & Chemical Corp. (China) (Class H Stock)	620,000	421,506
CNOOC Ltd. (China)	461,000	785,328
ConocoPhillips	184,924	11,280,364
Delek US Holdings, Inc.(a)	34,800	1,410,096
Equinor ASA (Norway)	78,556	1,548,797
Exxon Mobil Corp.	19,868	1,522,485
Galp Energia SGPS SA (Portugal)	132,600	2,042,064
GasLog Ltd. (Monaco)	31,400	452,160
Idemitsu Kosan Co. Ltd. (Japan)	61,100	1,847,994
Inter Pipeline Ltd. (Canada)	72,100	1,121,513
JXTG Holdings, Inc. (Japan)	280,300	1,397,352
LUKOIL PJSC (Russia)	10,610	888,351
Magnolia Oil & Gas Corp. (Class A Stock)*	65,100	753,858
Neste OYJ (Finland)	18,507	629,753
Noble Energy, Inc.	20,000	448,000
Novatek PJSC (Russia), GDR	7,058	1,497,270
Occidental Petroleum Corp.	24,200	1,216,776
OMV AG (Austria)	28,977	1,414,250
PBF Energy, Inc. (Class A Stock)	29,400	920,220
Petroleo Brasileiro SA (Brazil)	159,900	1,245,071
Phillips 66	56,200	5,256,948
PrairieSky Royalty Ltd. (Canada)	118,700	1,667,809
Repsol SA (Spain)	76,217	1,196,421
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	105,500	6,935,570
Snam SpA (Italy)	1,030,989	5,122,992
S-Oil Corp. (South Korea)	3,714	269,975
Southwestern Energy Co.*(a)	322,022	1,017,589
Suncor Energy, Inc. (Canada)	121,500	3,790,061
Targa Resources Corp.	31,400	1,232,764
TOTAL SA (France)	257,336	14,416,686
TOTAL SA (France), ADR	73,871	4,121,263
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	10,080	200,431

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA (Brazil)	34,000	$178,856
Valero Energy Corp.	27,800	2,379,958
Washington H Soul Pattinson & Co. Ltd. (Australia)	39,462	609,918
Whiting Petroleum Corp.*(a)	39,000	728,520
Williams Cos., Inc. (The)	46,100	1,292,644

		118,290,719

Paper & Forest Products — 0.1%
Domtar Corp.	26,400	1,175,592
Nine Dragons Paper Holdings Ltd. (Hong Kong)	261,000	231,698
Suzano SA (Brazil)	26,600	227,281
UPM-Kymmene OYJ (Finland)	100,607	2,676,230

		4,310,801

Personal Products — 0.4%
Kao Corp. (Japan)	55,400	4,233,759
Shiseido Co. Ltd. (Japan)	21,600	1,634,094
Unilever NV (United Kingdom), CVA	69,713	4,244,234
Unilever PLC (United Kingdom)	108,242	6,726,044

		16,838,131

Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc.*	64,700	141,693
AstraZeneca PLC (United Kingdom)	90,225	7,372,121
AstraZeneca PLC (United Kingdom), ADR(a)	122,308	5,048,874
Bayer AG (Germany)	111,189	7,689,154
Bristol-Myers Squibb Co.	85,884	3,894,839
Catalent, Inc.*	29,700	1,610,037
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	3,800	655,082
Jazz Pharmaceuticals PLC*	5,500	784,080
Johnson & Johnson	17,239	2,401,048
Merck & Co., Inc.	35,100	2,943,135
Novartis AG (Switzerland)	37,115	3,387,590
Orion OYJ (Finland) (Class B Stock)	55,166	2,020,803
Recordati SpA (Italy)	63,770	2,658,593
Roche Holding AG (Switzerland)	98,870	27,838,401
Sanofi (France)	106,436	9,198,606
Shionogi & Co. Ltd. (Japan)	57,000	3,289,045
Takeda Pharmaceutical Co. Ltd. (Japan)	181,600	6,452,980

		87,386,081

Professional Services — 0.6%
51job, Inc. (China), ADR*	2,500	188,750
CBIZ, Inc.*	105,860	2,073,797
Experian PLC (United Kingdom)	260,132	7,882,402
FTI Consulting, Inc.*	11,000	922,240
ICF International, Inc.	11,500	837,200
Recruit Holdings Co. Ltd. (Japan)	166,700	5,582,596
RELX PLC (United Kingdom)	72,085	1,750,476
Robert Half International, Inc.	27,300	1,556,373
SGS SA (Switzerland)	674	1,716,530
Teleperformance (France)	13,600	2,725,789
Wolters Kluwer NV (Netherlands)	38,749	2,821,379

		28,057,532

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development — 0.5%
Ayala Land, Inc. (Philippines)	1,449,100	$1,435,300
China Overseas Land & Investment Ltd. (China)	130,000	479,455
CK Asset Holdings Ltd. (Hong Kong)	181,000	1,414,753
Daito Trust Construction Co. Ltd. (Japan)	12,298	1,566,700
Hongkong Land Holdings Ltd. (Hong Kong)	647,800	4,173,957
Hysan Development Co. Ltd. (Hong Kong)	168,000	868,710
Kerry Properties Ltd. (Hong Kong)	111,000	466,870
Longfor Group Holdings Ltd. (China)	197,000	745,571
Mitsubishi Estate Co. Ltd. (Japan)	92,900	1,732,624
Mitsui Fudosan Co. Ltd. (Japan)	103,300	2,511,117
Sino Land Co. Ltd. (Hong Kong)	245,849	412,789
Vonovia SE (Germany)	195,208	9,328,888
Wheelock & Co. Ltd. (Hong Kong)	58,000	416,642

		25,553,376

Road & Rail — 0.6%
Canadian National Railway Co. (Canada)	27,500	2,545,149
Canadian Pacific Railway Ltd. (Canada)	16,400	3,862,588
CSX Corp.(a)	65,035	5,031,758
East Japan Railway Co. (Japan)	77,080	7,222,942
Marten Transport Ltd.	43,200	784,080
Union Pacific Corp.	51,455	8,701,555

		28,148,072

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Energy Industries, Inc.*	26,200	1,474,274
Analog Devices, Inc.	15,200	1,715,624
Applied Materials, Inc.	37,400	1,679,634
ASML Holding NV (Netherlands)	95,712	19,968,007
Broadcom, Inc.	23,088	6,646,112
Brooks Automation, Inc.	37,800	1,464,750
Cree, Inc.*(a)	10,500	589,890
Entegris, Inc.(a)	39,300	1,466,676
FormFactor, Inc.*	55,000	861,850
Inphi Corp.*	34,100	1,708,410
KLA-Tencor Corp.	43,587	5,151,983
Lam Research Corp.	18,200	3,418,688
MediaTek, Inc. (Taiwan)	52,000	527,551
Micron Technology, Inc.*	39,600	1,528,164
Monolithic Power Systems, Inc.	5,490	745,432
NVIDIA Corp.	12,900	2,118,567
NXP Semiconductors NV (Netherlands)	13,800	1,347,018
ON Semiconductor Corp.*	120,296	2,431,182
QUALCOMM, Inc.	24,100	1,833,287
Realtek Semiconductor Corp. (Taiwan)	82,000	604,100
Semtech Corp.*	23,800	1,143,590
SK Hynix, Inc. (South Korea)	12,647	761,319
Skyworks Solutions, Inc.	18,800	1,452,676

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	834,000	$6,389,039
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	80,000	3,133,600
Tokyo Electron Ltd. (Japan)	19,200	2,701,184

		72,862,607

Software — 3.0%
Adobe, Inc.*	36,886	10,868,460
Avaya Holdings Corp.*	47,400	564,534
Cadence Design Systems, Inc.*	12,100	856,801
Citrix Systems, Inc.	73,855	7,248,130
CommVault Systems, Inc.*	14,500	719,490
Constellation Software, Inc. (Canada)	2,400	2,261,998
Cornerstone OnDemand, Inc.*	28,900	1,674,177
Ebix, Inc.(a)	25,400	1,275,588
Everbridge, Inc.*(a)	21,600	1,931,472
Intuit, Inc.	20,309	5,307,351
LivePerson, Inc.*	45,800	1,284,232
Manhattan Associates, Inc.*(a)	29,100	2,017,503
Micro Focus International PLC (United Kingdom)	229,052	6,008,604
Microsoft Corp.	234,999	31,480,466
Mimecast Ltd.*	26,000	1,214,460
New Relic, Inc.*(a)	7,000	605,570
Nice Ltd. (Israel)*	25,433	3,463,994
Oracle Corp.	155,243	8,844,194
Oracle Corp. (Japan)	70,200	5,130,041
Paylocity Holding Corp.*	12,900	1,210,278
Pegasystems, Inc.	14,600	1,039,666
Red Hat, Inc.*	12,200	2,290,672
RingCentral, Inc. (Class A Stock)*	19,200	2,206,464
SailPoint Technologies Holding, Inc.*	55,200	1,106,208
salesforce.com, Inc.*	32,344	4,907,555
SAP SE (Germany)	206,195	28,328,391
ServiceNow, Inc.*	5,900	1,619,963
Trend Micro, Inc. (Japan)	25,900	1,154,201
Varonis Systems, Inc.*	29,000	1,796,260
Workday, Inc. (Class A Stock)*	7,600	1,562,408

		139,979,131

Specialty Retail — 0.8%
AutoZone, Inc.*	2,732	3,003,752
Burlington Stores, Inc.*(a)	11,100	1,888,665
Children’s Place, Inc. (The)(a)	13,600	1,297,168
Designer Brands, Inc. (Class A Stock)	55,900	1,071,603
Dick’s Sporting Goods, Inc.(a)	78,200	2,708,066
Fast Retailing Co. Ltd. (Japan)	1,600	969,833
Home Depot, Inc. (The)	13,200	2,745,204
Industria de Diseno Textil SA (Spain)	100,704	3,029,040
Murphy USA, Inc.*	11,100	932,733
Nitori Holdings Co. Ltd. (Japan)	13,957	1,852,531
Ross Stores, Inc.	49,008	4,857,673
TJX Cos., Inc. (The)	161,316	8,530,390
Urban Outfitters, Inc.*(a)	56,000	1,274,000

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
USS Co. Ltd. (Japan)	306,315	$6,048,618

		40,209,276

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	94,206	18,645,251
NetApp, Inc.(a)	27,300	1,684,410
Samsung Electronics Co. Ltd. (South Korea)	104,861	4,267,267
Seagate Technology PLC	28,500	1,342,920
Western Digital Corp.(a)	49,100	2,334,705

		28,274,553

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	31,900	755,303
Capri Holdings Ltd.*	32,436	1,124,881
Carter’s, Inc.	16,000	1,560,640
Kering SA (France)	5,245	3,095,327
LVMH Moet Hennessy Louis Vuitton SE (France)	10,630	4,526,076
Moncler SpA (Italy)	40,360	1,731,639
Oxford Industries, Inc.(a)	15,600	1,182,480
Pandora A/S (Denmark)	34,459	1,223,988
Puma SE (Germany)	35,000	2,335,534
PVH Corp.	18,522	1,752,922
Shenzhou International Group Holdings Ltd. (China)	50,000	688,503
Steven Madden Ltd.	56,455	1,916,647
Tapestry, Inc.	140,569	4,460,254
Wolverine World Wide, Inc.	40,800	1,123,632

		27,477,826

Thrifts & Mortgage Finance — 0.2%
Bridgewater Bancshares, Inc.*	90,800	1,047,832
Essent Group Ltd.*	93,705	4,403,198
MGIC Investment Corp.*	93,600	1,229,904
NMI Holdings, Inc. (Class A Stock)*	35,400	1,005,006
PB Bancorp, Inc.	37,100	439,635
Western New England Bancorp, Inc.	56,100	523,974

		8,649,549

Tobacco — 0.6%
Altria Group, Inc.	171,256	8,108,971
British American Tobacco PLC (United Kingdom)	138,492	4,842,100
Imperial Brands PLC (United Kingdom)	171,746	4,031,410
Japan Tobacco, Inc. (Japan)	214,671	4,737,586
Philip Morris International, Inc.	55,464	4,355,588
Swedish Match AB (Sweden)	36,164	1,526,369

		27,602,024

Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)*	44,300	2,304,043
Applied Industrial Technologies, Inc.	30,000	1,845,900
Bunzl PLC (United Kingdom)	109,245	2,883,015
Fastenal Co.	49,600	1,616,464
Fly Leasing Ltd. (Ireland), ADR*	35,600	619,796
HD Supply Holdings, Inc.*	47,220	1,902,022
ITOCHU Corp. (Japan)	403,400	7,720,718

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp. (Japan)	18,000	$475,266
MRC Global, Inc.*	98,000	1,677,760

		21,044,984

Transportation Infrastructure — 0.2%
Auckland International Airport Ltd. (New Zealand)	539,500	3,563,511
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	115,500	705,802
Kamigumi Co. Ltd. (Japan)	77,300	1,831,823
SATS Ltd. (Singapore)	281,667	1,086,319
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	104,745	1,276,161

		8,463,616

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	28,000	407,680
Boingo Wireless, Inc.*	35,700	641,529
MTN Group Ltd. (South Africa)	36,060	273,689
Safaricom PLC (Kenya)	8,870,500	2,435,482
SoftBank Group Corp. (Japan)	67,000	3,215,583
T-Mobile US, Inc.*	39,900	2,958,186

		9,932,149

TOTAL COMMON STOCKS (cost $2,469,035,825)		2,687,575,390

EXCHANGE-TRADED FUNDS — 1.3%
iShares 20+ Year Treasury Bond ETF(a)	353,302	46,922,039
iShares MSCI Emerging Markets ETF(a)	93,000	3,990,630
iShares MSCI India ETF(a)	261,100	9,216,830
SPDR S&P 500 ETF Trust	8,600	2,519,800

TOTAL EXCHANGE-TRADED FUNDS (cost $61,611,841)		62,649,299

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	69,109	4,493,634

Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	132,048	1,300,896
Itau Unibanco Holding SA (Brazil) (PRFC)	49,848	470,057

		1,770,953

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	16,100	210,015

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	22,423	2,191,123

TOTAL PREFERRED STOCKS (cost $9,133,912)		8,665,725

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.1%
GM Financial Automobile Leasing Trust,
Series 2019-02, Class A3
2.670%	03/21/22	915	$922,614
Hertz Fleet Lease Funding LP,
Series 2017-01, Class A1, 144A, 1 Month LIBOR + 0.650%
3.062%(c)	04/10/31	682	683,017
Navistar Financial Dealer Note Master Owner Trust II,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 0.630%
3.034%(c)	09/25/23	2,400	2,404,733

			4,010,364

Consumer Loans — 0.1%
CLUB Credit Trust,
Series 2018-P03, Class A, 144A
3.820%	01/15/26	3,051	3,079,729
Consumer Lending Receivables Trust,
Series 2019-A, Class A, 144A
3.520%	04/15/26	797	801,193
Consumer Loan Underlying Bond Credit Trust,
Series 2019-P01, Class A, 144A
2.940%	07/15/26	896	896,435
Prosper Marketplace Issuance Trust,
Series 2018-01A, Class A, 144A
3.110%	06/17/24	137	136,682
Series 2018-02A, Class A, 144A
3.350%	10/15/24	605	607,033
Upgrade Receivables Trust,
Series 2018-01A, Class A, 144A
3.760%	11/15/24	1,682	1,689,671

			7,210,743

Home Equity Loans — 0.0%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360%
2.764%(c)	10/25/35	481	482,212

Other — 0.2%
Aaset Trust,
Series 2019-01, Class A, 144A
3.844%	05/15/39	1,119	1,118,998
Castlelake Aircraft Structured Trust,
Series 2019-01A, Class A, 144A
3.967%	04/15/39	1,182	1,184,110
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	1,089	1,121,463
Finance of America Structured Securities Trust,
Series 2018-HB01, Class A, 144A
3.375%(cc)	09/25/28	535	535,635
Horizon Aircraft Finance II Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.721%	07/15/39	760	759,997
Nationstar HECM Loan Trust,
Series 2018-02A, Class A, 144A
3.188%(cc)	07/25/28	998	1,000,572
Series 2018-03A, Class A, 144A
3.555%(cc)	11/25/28	722	724,346

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
Series 2019-01A, Class A, 144A
2.651%(cc)	06/25/29	1,000	$999,999
Thunderbolt Aircraft Lease Ltd. (Cayman Islands),
Series 2017-A, Class A, 144A
4.212%	05/17/32	755	776,094

			8,221,214

Residential Mortgage-Backed Securities — 0.1%
CAM Mortgage Trust,
Series 2018-01, Class A1, 144A
3.960%	12/01/65	99	98,767
Towd Point Mortgage Trust,
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	1,734	1,798,515
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	2,609	2,679,914
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	475	495,757

			5,072,953

Student Loans — 0.0%
Brazos Higher Education Authority, Inc.,
Series 2011-02, Class A2, 3 Month LIBOR + 0.850%
3.430%(c)	07/25/29	242	242,964
GCO Education Loan Funding Trust,
Series 2006-01, Class A9L, 3 Month LIBOR + 0.160%
2.681%(c)	05/25/26	254	253,811

			496,775

TOTAL ASSET-BACKED SECURITIES (cost $25,208,431)			25,494,261

BANK LOANS — 1.2%
Advertising — 0.0%
Acosta, Inc.,
Tranche B-1 Loan, 1 Month LIBOR + 3.250%
5.652%(c)	09/26/21	89	32,237
Applovin Corp.,
Initial Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	08/15/25^	184	183,534
Lamar Media Corp.,
Term B Loan, 3 Month LIBOR + 1.750%
4.125%(c)	03/14/25	79	79,000
Red Ventures LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/08/24	65	64,756

			359,527

Aerospace & Defense — 0.0%
Transdigm, Inc.,
2018 New Tranche F Term Loan, 3 Month LIBOR + 2.500%
4.830%(c)	06/09/23	366	359,334
New Tranche G Term Loans, 3 Month LIBOR + 2.500%
4.830%(c)	08/22/24	122	119,772
Wesco Aircraft Hardware Corp.,
Tranche A Term Loan, 1 Month LIBOR + 3.000%
5.410%(c)	10/04/21^	69	68,310
Tranche B Term Loan, 1 Month LIBOR + 2.500%
4.910%(c)	02/28/21	125	123,438

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Aerospace & Defense (continued)
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
6.340%(c)	04/30/25	45	$44,569

			715,423

Auto Manufacturers — 0.0%
UOS LLC,
Initial Term Loan, 3 Month LIBOR + 5.500%
7.830%(c)	04/18/23^	83	83,533

Auto Parts & Equipment — 0.0%
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%
5.830%(c)	12/02/24^	44	44,214

Biotechnology — 0.0%
Innoviva, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.500%
7.022%(c)	08/18/22^	4	4,312

Building Materials — 0.0%
ACProducts, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.500%
7.902%(c)	02/14/24^	50	47,203

Chemicals — 0.1%
Chemours Co.,
Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%
4.160%(c)	04/03/25	124	120,034
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 1 Month LIBOR + 2.500%
4.901%(c)	05/07/25	173	172,889
Jade Germany GmbH (Germany),
Initial Dollar Term Loan, 3 Month LIBOR + 5.500%
8.151%(c)	05/31/23^	123	116,375
Kraton Polymers LLC,
Dollar Replacement Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	03/10/25	116	115,533
Messer Industries USA, Inc.,
Initial Term B-1 Loan, 3 Month LIBOR + 2.500%
4.830%(c)	03/02/26	125	122,778
OCI Partners LP (Netherlands),
Initial Term Loan, 3 Month LIBOR + 4.000%
6.330%(c)	03/13/25^	123	123,283
Oxea Corp.,
Tranche B-2 Term Loan, 3 Month LIBOR + 3.500%
6.125%(c)	10/14/24	224	223,474
Platform Specialty Products Corp.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	01/30/26	75	74,345
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.669%(c)	10/01/25	249	245,063
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	09/06/24	74	72,785
Tronox Finance LLC,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 3.000%
5.366%(c)	09/23/24	112	110,548

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Chemicals (continued)
W.R. Grace & Co.,
Term B-1 Loan, 3 Month LIBOR + 1.750%
4.080%(c)	04/03/25	27	$27,322
Term B-2 Loan, 3 Month LIBOR + 1.750%
4.080%(c)	04/03/25	47	46,837

			1,571,266

Coal — 0.0%
Foresight Energy LLC,
New Term Loan, 3 Month LIBOR + 5.750%
8.272%(c)	03/28/22	83	66,580
Murray Energy Corp.,
Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%
9.772%(c)	10/17/22	133	90,538

			157,118

Commercial Services — 0.1%
AlixPartners LP,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	04/04/24	99	98,402
Bright Horizons Family Solutions LLC,
New Term Loan B 2017, 1 Month LIBOR + 1.750%
4.152%(c)	11/07/23	97	97,262
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.938%(c)	08/15/25	124	123,441
Cast & Crew Payroll LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
6.410%(c)	02/09/26	60	60,045
Coinamatic Canada, Inc.,
First Lien Initial Canadian Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	05/16/22^	26	26,098
Second Lien Initial Canadian Term Loan, 1 Month LIBOR + 7.000%
9.402%(c)	05/12/23	5	5,060
EVO Payments International LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
5.660%(c)	12/22/23	35	34,433
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	10/01/25	423	410,159
Fly Funding II (Ireland),
Term Loan, 3 Month LIBOR + 2.000%
4.560%(c)	02/09/23	184	183,017
Global Payments, Inc.,
Term Loan B-3, 1 Month LIBOR + 1.750%
4.152%(c)	04/21/23	178	177,293
Hertz Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.160%(c)	06/30/23	122	121,868
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.900%(c)	07/03/24^	98	98,135
KUEHG Corp.,
First Lien Term B-3 Loan, 3 Month LIBOR + 3.750%
6.080%(c)	02/21/25	435	432,778
Learning Care Group, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
5.768%(c)	03/13/25	84	82,532

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Commercial Services (continued)
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	02/27/25	282	$279,188
Merrill Communications LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
7.833%(c)	06/01/22	91	91,584
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	09/27/24	117	111,687
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.401%(c)	03/09/23	123	113,871
Trans Union LLC,
2018 Incremental Term B-4 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	06/19/25	124	123,389
Vantiv LLC,
Term Loan B-4, 1 Month LIBOR + 1.750%
4.142%(c)	08/09/24	123	123,311
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
6.902%(c)	08/27/25	174	173,579
Wash Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	05/16/22^	125	124,390
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
9.402%(c)	05/12/23^	30	29,635
Waterbridge Midstream Operating LLC,
Initial Term Loan, 3 Month LIBOR + 5.750%
8.136%(c)	06/22/26^	125	121,875
Weight Watchers International, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.350%(c)	11/29/24	192	188,216
WEX, Inc.,
Term Loan B-3, 1 Month LIBOR + 2.250%
4.652%(c)	05/15/26	15	14,711

			3,445,959

Computers — 0.0%
Avast Software BV,
2018 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.250%
4.580%(c)	09/29/23	74	73,868
Conduent Business Services LLC,
Term Loan B, 1 Month LIBOR + 2.500%
4.902%(c)	12/07/23	56	54,377
Datto, Inc.,
Term Loan, 3 Month LIBOR + 4.250%
6.580%(c)	04/02/26	50	50,344
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.410%(c)	09/07/23	156	155,532
Harland Clarke Holdings Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.080%(c)	11/03/23	178	150,228
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.902%(c)	09/29/25	99	100,024
Term B USD Loan, 1 Month LIBOR + 3.750%
6.152%(c)	09/30/24	272	271,517

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Computers (continued)
Science Applications International Corp.,
Term Loan B, 1 Month LIBOR + 1.750%
4.152%(c)	10/31/25	50	$49,395
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	05/01/24	294	292,530

			1,197,815

Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
6.402%(c)	06/11/26^	105	103,908
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.851%(c)	11/14/22	311	304,631
G-III Apparel Group Ltd.,
First Lien Senior Secured Initial Term Loan, 1 Month LIBOR + 5.250%
7.688%(c)	12/01/22	125	125,156
IAA Spinco, Inc.,
Term Loan,
—%(p)	05/22/26^	125	125,313
Owens & Minor, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
6.940%(c)	05/02/25	99	82,047
Univar USA, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	07/01/24	82	81,581

			822,636

Diversified Financial Services — 0.0%
Blucora, Inc.,
Refinancing Term Loan, 2 Month LIBOR + 3.000%
5.481%(c)	05/22/24	88	88,278
Citadel Securities LP,
Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	02/27/26^	249	249,375
Flying Fortress Holdings LLC,
Refinancing Term Loan, 3 Month LIBOR + 1.750%
4.080%(c)	10/31/22	140	139,850
Focus Financial Partners LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	07/03/24	12	11,976
PHH Mortgage Corp.,
Restatement Effective Date Term Loan, 1 Month LIBOR + 5.000%
7.430%(c)	12/07/20	142	141,621
VFH Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
6.044%(c)	03/01/26	189	188,736

			819,836

Electric — 0.0%
Calpine Construction Finance Co. LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.902%(c)	01/15/25	123	122,048
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
5.530%(c)	11/28/24	117	111,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Electric (continued)
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%
7.830%(c)	11/13/21^	94	$90,537
LMBE-MC Holdco II LLC,
Term Loan, 3 Month LIBOR + 4.000%
6.330%(c)	12/03/25^	77	77,073
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 2.000%
4.376%(c)	12/31/25	348	347,160
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	08/04/23	27	27,095

			775,213

Electronics — 0.0%
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
4.939%(c)	09/30/24	218	215,178

Energy-Alternate Sources — 0.0%
Natgasoline LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%
5.938%(c)	11/14/25^	104	104,214
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	11/08/22^	30	29,402
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%
6.660%(c)	12/09/21	210	183,570

			317,186

Engineering & Construction — 0.0%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
4.152%(c)	02/21/25	68	67,495
American Traffic Solutions, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	02/28/25	183	183,594
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 2—3 Month LIBOR + 4.250%
6.748%(c)	06/21/24	122	118,611
DG Investment Intermediate Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	02/03/25	94	91,609
Dynasty Acquisition Co., Inc. (Canada),
Initial Term B-1 Loan, 3 Month LIBOR + 4.000%
6.330%(c)	04/06/26	111	110,939
Initial Term B-2 Loan, 3 Month LIBOR + 4.000%
6.330%(c)	04/06/26	59	59,645
Hamilton Holdco LLC (Australia),
Term Loan, 3 Month LIBOR + 2.000%
4.330%(c)	07/02/25^	125	123,750

			755,643

Entertainment — 0.1%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
4.902%(c)	02/01/24	330	321,058

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Entertainment (continued)
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 1—6 Month LIBOR + 3.000%
5.230%(c)	04/22/26	125	$124,376
AP Gaming I LLC,
Incremental Term B Loan (First Lien), 1 Month LIBOR + 3.500%
5.902%(c)	02/15/24	29	29,418
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
4.342%(c)	10/19/24	127	125,648
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	08/06/21	33	33,078
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/28/25	202	198,196
Eldorado Resorts, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.250%
4.688%(c)	04/17/24	195	193,919
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
5.330%(c)	12/01/23	99	99,083
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%
5.410%(c)	10/21/24^	130	129,624
GVC Holdings PLC (United Kingdom),
Facility B-2 (USD), 1 Month LIBOR + 2.250%
4.689%(c)	03/29/24	114	113,089
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
5.402%(c)	05/15/26	80	80,050
Penn National Gaming, Inc.,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
4.652%(c)	10/15/25	124	123,815
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
5.192%(c)	08/14/24	399	393,046
SMG US Midco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	01/23/25	25	24,479
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
5.830%(c)	07/10/25	334	334,328
Twin River Worldwide Holdings, Inc.,
Term B Facility Loan, 3 Month LIBOR + 2.750%
5.162%(c)	05/11/26	15	14,953

			2,338,160

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.635%(c)	11/10/23	124	123,748
EWT Holdings III Corp.,
Refinancing 2017-2 First Lien Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	12/20/24^	185	184,061
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	03/29/25	129	128,331

			436,140

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Food Service — 0.0%
Agro Merchants North America Holdings, Inc. (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
6.080%(c)	12/06/24^	84	$83,132
Aramark Services, Inc.,
US Term B-3 Loan, 3 Month LIBOR + 1.750%
4.080%(c)	03/11/25	233	232,243

			315,375

Foods — 0.0%
Albertson’s LLC,
2018 Term B-7 Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/17/25	124	123,686
BI-LO LLC,
Initial Term Loan, 3 Month LIBOR + 8.000%
10.541%(c)	05/31/24	298	284,599
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
5.902%(c)	10/10/23	176	172,547
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	05/01/26	254	253,691
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	05/24/24	179	177,580
Sage Borrowco LLC,
First Lien Term B Loan, 3 Month LIBOR + 4.750%
7.127%(c)	06/20/26	125	125,078
Shearer’s Foods LLC,
First Lien Term Loan, 1 Month LIBOR + 4.250%/PRIME + 2.938%
7.545%(c)	06/30/21	121	120,231
Term Loan (Second Lien), 1 Month LIBOR + 6.750%
9.152%(c)	06/30/22^	88	87,516
US Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	06/27/23	119	118,219

			1,463,147

Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
7.045%(c)	02/11/26	374	373,127
Ortho-Clinical Diagnostics, Inc. (Luxembourg),
Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.680%(c)	06/30/25	196	188,149

			561,276

Healthcare-Services — 0.1%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 5.500%
7.902%(c)	06/21/24	123	122,309
Catalent Pharma Solutions, Inc.,
Dollar Term B-2 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	05/18/26	125	124,584
CVS Holdings I LP,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
5.160%(c)	02/06/25	44	44,382

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Healthcare-Services (continued)
DaVita HealthCare Partners, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
5.135%(c)	06/24/21	248	$247,654
HCA, Inc.,
Tranche B-10 Term Loan, 3 Month LIBOR + 2.000%
4.330%(c)	03/13/25	247	246,463
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
6.904%(c)	11/16/25	174	173,080
Prospect Medical Holdings, Inc.,
Term B-1 Loan, 1 Month LIBOR + 5.500%
7.938%(c)	02/22/24	79	74,359
U.S. Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
5.402%(c)	06/24/24	145	142,076
US Renal Care,
Term Loan,
—%(p)	06/13/26	250	245,223
Wink Holdco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	12/02/24	123	120,201

			1,540,331

Holding Companies-Diversified — 0.0%
Travelport Finance Sarl (Luxembourg),
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%
7.541%(c)	05/29/26	125	117,375
Second Lien Initial Term Loan, 3 Month LIBOR + 9.000%
11.541%(c)	05/28/27^	50	48,000

			165,375

Home Furnishings — 0.0%
Compuware Corp.,
Senior Secured Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	08/25/25	180	179,575

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
New Term B-4 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	01/26/24	84	83,620

Insurance — 0.1%
Acrisure LLC,
First Lien Term Loan B-2, 3 Month LIBOR + 4.250%
6.772%(c)	11/22/23	156	155,119
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.404%(c)	05/09/25	483	468,280
AmWINS Group, Inc.,
Term Loan (First Lien), 1 Month LIBOR + 2.750%
5.162%(c)	01/25/24	122	120,792
AssuredPartners, Inc.,
2017 September Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	10/22/24	20	19,605
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	08/04/22	540	538,773

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Insurance (continued)
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/03/23	167	$166,948
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.902%(c)	08/04/25	400	405,167
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.586%(c)	04/25/25	367	357,462
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.330%(c)	05/16/24	369	359,762

			2,591,908

Internet — 0.0%
Anastasia Parent LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	08/11/25	124	105,763
Ancestry.com Operations, Inc.,
Term B Loan, 1 Month LIBOR + 3.250%
5.660%(c)	10/19/23	171	170,156
EIG Investors Corp.,
2018 Refinancing Term Loan, 1 – 3 Month LIBOR + 3.750%
4.965%(c)	02/09/23	109	108,069
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	02/15/24	185	184,672
Ion Trading Finance Ltd. (Ireland),
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
6.651%(c)	11/21/24	123	118,699
Rodan & Fields LLC,
Closing Date Term Loan, 1 Month LIBOR + 4.000%
6.394%(c)	06/16/25	44	40,095
Uber Technologies, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.411%(c)	04/04/25	247	247,397
Web.com Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.161%(c)	10/10/25	118	116,651
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.750%
10.161%(c)	10/09/26	37	35,889

			1,127,391

Investment Companies — 0.0%
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
6.938%(c)	02/19/26	50	49,470
RPI Finance Trust,
Initial Term Loan B-6, 1 Month LIBOR + 2.000%
4.402%(c)	03/27/23	351	351,097

			400,567

Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	07/31/24	113	112,638
Callaway Golf Co.,
Term Loan, 1 Month LIBOR + 4.500%
6.919%(c)	01/04/26	80	80,532

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Leisure Time (continued)
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 3 Month LIBOR + 3.000%
5.402%(c)	03/08/24	181	$180,337
Initial Loan (Second Lien), 1 Month LIBOR + 7.000%
9.402%(c)	09/06/24	50	50,125
Hercules Achievement, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.902%(c)	12/16/24	148	144,575
Life Time, Inc.,
New 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%
5.379%(c)	06/10/22	293	291,541
Playpower, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.500%
7.984%(c)	05/08/26^	125	125,156
United PF Holdings LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 4.500%
6.901%(c)	06/10/26	57	57,104

			1,042,008

Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.190%(c)	02/02/26^	55	55,000
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
4.622%(c)	09/15/23	191	189,625
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	12/23/24	726	711,595
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/18/24	294	293,214
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	11/30/23	124	123,441
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
5.148%(c)	10/04/23	322	318,790
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
4.152%(c)	03/27/25	198	196,567
Marriott Ownership Resorts, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	08/29/25	109	109,359
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
4.152%(c)	05/30/25	149	148,433
Wynn America LLC,
Non-Extended Term Loan, 1 Month LIBOR + 1.750%
4.160%(c)	12/31/21	100	98,875

			2,244,899

Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	08/01/25	124	125,671
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
9.152%(c)	08/03/26	105	106,094

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Machinery-Construction & Mining (continued)
North American Lifting Holdings, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%
11.330%(c)	11/26/21^	100	$83,000
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.330%(c)	11/30/23	181	171,153
Westi,
Term Loan,
—%(p)	08/01/25^	45	44,887

			530,805

Machinery-Diversified — 0.0%
CPM Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	11/17/25	55	53,996
Sundyne US Purchaser, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.402%(c)	05/15/26^	50	50,000
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
6.190%(c)	10/30/24^	66	65,715

			169,711

Media — 0.1%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
5.144%(c)	07/15/25	122	115,967
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
5.144%(c)	01/31/26	123	117,123
Cable One, Inc.,
Incremental Term B-1 Loan, 1 Month LIBOR + 1.750%
4.160%(c)	05/01/24	64	63,381
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
5.152%(c)	11/18/24	163	162,710
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
6.652%(c)	06/07/23	183	175,019
Charter Communications Operating LLC,
Term B Loan, 3 Month LIBOR + 2.000%
4.330%(c)	04/30/25	617	615,754
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.644%(c)	07/17/25	229	225,439
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.644%(c)	01/15/26	174	171,799
EW Scripps Co.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/01/26	125	124,324
Houghton Mifflin Harcourt Publishers, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	05/28/21	87	81,891
iHeart Communication,
Term Loan,
—%(p)	05/01/26	70	70,073
McGraw-Hill Global Education Holdings LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.000%
6.402%(c)	05/04/22	125	118,820

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media (continued)
NEP Group, Inc.,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	10/20/25	35	$34,760
Nexstar Broadcasting, Inc.,
Term Loan,
—%(p)	06/19/26	220	219,175
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	02/01/24	355	346,241
Springer Nature Deutschland GMBH (Germany),
Initial Term B-13 Loan, 1 Month LIBOR + 3.500%
5.902%(c)	08/15/22	106	105,639
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.894%(c)	01/15/26	190	189,235
WideOpenWest Finance LLC,
Refinancing Term B Loan, 1 Month LIBOR + 3.250%
5.654%(c)	08/18/23	370	361,649

			3,298,999

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.402%(c)	05/31/25	59	57,223
Zekelman Industries, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	06/14/21	240	239,038

			296,261

Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	03/21/25^	81	81,144

Miscellaneous Manufacturing — 0.0%
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	04/01/24	140	138,685
Hexion,
Term Loan,
—%(p)	06/27/26^	60	59,925
—%(p)	06/27/26^	125	124,844
Vectra Co.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%
9.652%(c)	03/08/26^	15	14,438
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.652%(c)	03/10/25	109	104,748

			442,640

Oil & Gas — 0.0%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.777%(c)	12/31/21	200	202,750
Term Loan (11/17), 1 Month LIBOR + 4.750%
7.152%(c)	12/31/22	275	261,709
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
7.600%(c)	03/27/24	175	175,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Oil & Gas (continued)
Term B Loan, 3 Month LIBOR + 4.500%
7.100%(c)	07/29/21	244	$244,415
Delek US Holdings, Inc.,
Term Loan, 3 Month LIBOR + 2.250%
4.580%(c)	03/31/25	123	121,895
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
8.402%(c)	03/01/24^	225	114,750
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
7.635%(c)	08/25/23	91	73,706
Hfotco LLC,
7 Year Term Loan B, 1 Month LIBOR + 2.750%
5.160%(c)	06/26/25	218	216,711

			1,410,936

Oil & Gas Services — 0.0%
Apergy Corp.,
Initial Term Loan, 3 Month LIBOR + 2.500%/PRIME + 1.500%
6.484%(c)	05/09/25	35	34,554
FTS International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
7.152%(c)	04/16/21	58	58,427

			92,981

Packaging & Containers — 0.1%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 Month LIBOR + 2.750%
5.160%(c)	12/07/23	121	109,210
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
5.405%(c)	11/07/25	228	220,869
Berry Global, Inc.,
Term Loan,
—%(p)	05/31/26	125	124,119
Term S Loan, 3 Month LIBOR + 1.750%
4.162%(c)	02/08/20	155	155,073
Term T Loan, 1 Month LIBOR + 1.750%
4.162%(c)	01/06/21	453	451,400
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.854%(c)	04/03/24	123	118,136
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	05/16/24	124	121,255
Incremental Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	05/16/24	40	39,217
Consolidated Container Co. LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/22/24	125	124,375
Crown Americas LLC,
Dollar Term B Loan, 1 Month LIBOR + 2.000%
4.401%(c)	04/03/25	48	48,484
Flex Acquisition Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.440%(c)	12/29/23	296	280,958

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Packaging & Containers (continued)
Multi-Color Corp.,
Term B Loan, PRIME + 1.000%
6.500%(c)	10/31/24	49	$49,250
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/06/23	610	604,577
TricorBraun Holdings, Inc.,
First Lien Closing Date Term Loan, 1 - 3 Month LIBOR + 3.750%
6.144%(c)	11/30/23	122	119,724
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	10/17/24	148	139,497

			2,706,144

Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.412%(c)	06/02/25	453	452,501
Lannett Co., Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 5.000%
7.402%(c)	11/25/20^	8	7,755
Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%
7.777%(c)	11/25/22	356	333,025
NVA Holdings, Inc.,
Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%
5.152%(c)	02/02/25	133	133,157
Vizient, Inc.,
Term B-5 Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/06/26	50	49,792

			976,230

Pipelines — 0.0%
BCP Raptor II LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
7.152%(c)	11/03/25	125	118,906
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.652%(c)	06/24/24	148	140,498
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
6.083%(c)	10/31/24	124	123,175
Blackstone CQP Holdco LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.887%(c)	09/30/24	200	200,250
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.383%(c)	05/21/25	99	92,565
Epic Crude Services LP,
Term Loan, 1 Month LIBOR + 5.000%
7.410%(c)	02/21/26	150	147,094
Equitrans Midstream Corp.,
Term Loan, 1 Month LIBOR + 4.500%
6.902%(c)	01/31/24	75	75,045
GIP III Stetson LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.633%(c)	07/18/25	227	226,727

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Pipelines (continued)
Limetree Bay Terminals LLC,
Advance, 1 Month LIBOR + 4.000%
6.402%(c)	02/15/24	67	$64,504
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.404%(c)	05/22/26	125	124,531
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.689%(c)	10/30/24	69	66,783
Traverse Midstream Partners LLC,
Advance, 3 Month LIBOR + 4.000%
6.590%(c)	09/27/24	80	78,308

			1,458,386

Private Equity — 0.0%
HarbourVest Partners LP,
Term Loan, 2 Month LIBOR + 2.250%
4.745%(c)	03/03/25^	236	234,636
Victory Capital,
Term Loan,
—%(p)	06/30/26^	90	90,112

			324,748

Real Estate — 0.0%
DTZ US Borrower LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	08/21/25	248	247,009
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
6.152%(c)	01/30/24	113	111,350
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
6.152%(c)	01/30/24	6	6,280

			364,639

Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc.,
Term Loan B, 1 Month LIBOR + 5.000%
7.402%(c)	10/24/22	45	43,718
ESH Hospitality, Inc.,
Third Repriced Term Loans, 1 Month LIBOR + 2.000%
4.402%(c)	08/30/23	213	212,245
Forest City Enterprises LP,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.402%(c)	12/08/25^	70	69,650
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.404%(c)	12/20/24	429	424,355

			749,968

Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/16/24	489	485,084
Academy Ltd.,
Initial Term Loan, 1 – 3 Month LIBOR + 4.000%
6.439%(c)	07/01/22	119	85,174
ASHCO LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
7.402%(c)	09/25/24	1,309	1,247,698

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Retail (continued)
BJ’s Wholesale Club, Inc.,
2018 Other Term Loan, 1 Month LIBOR + 2.850%
5.286%(c)	02/02/24		365	$365,077
Burlington Coat Factory Warehouse Corp.,
Term B-5 Loan, 1 Month LIBOR + 2.000%
4.400%(c)	11/18/24		108	107,768
CEC Entertainment, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.250%
5.652%(c)	02/15/21		96	95,581
EG Dutch Finco BV (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
6.330%(c)	02/06/25		39	38,815
GOBP Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.135%(c)	10/22/25		59	58,915
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	06/02/25		312	303,875
KFC Holding Co.,
2018 Term B Loan, 1 Month LIBOR + 1.750%
4.132%(c)	04/03/25		243	242,310
K-Mac Holdings Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	03/14/25		66	65,189
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.910%(c)	08/19/22		219	217,363
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 4.250%
6.670%(c)	03/11/22		83	78,084
Red Lobster Management LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 5.250%
7.652%(c)	07/28/21		123	121,607
SP PF Buyer LLC,
Term Loan, 3 Month LIBOR + 4.500%
6.830%(c)	12/19/25		125	118,297
Sports Authority (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^	(d)	265	265
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
7.601%(c)	04/16/26		150	143,672
Tacala Investment Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.652%(c)	01/31/25		69	68,412
Wok Holdings, Inc.,
Term Loan, 3 - 6 Month LIBOR + 6.500%
8.765%(c)	03/01/26^		125	120,324

				3,963,510

Semiconductors — 0.0%
Cabot Microelectronics Corp.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.688%(c)	11/17/25		104	103,497

Software — 0.2%
Aptean, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.580%(c)	04/23/26		50	49,657

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Software (continued)
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	07/12/24	49	$48,235
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.250%
6.580%(c)	10/02/25	249	236,166
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.815%(c)	08/15/25^	79	79,003
Ceridian HCM Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	04/30/25	124	124,177
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	11/30/24	123	121,997
DigiCert Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.402%(c)	10/31/24	173	172,474
Dynatrace LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	08/22/25	98	97,432
EagleView Technology Corp.,
First Lien Term Loan, 1 Month LIBOR + 3.500%
5.904%(c)	08/14/25^	70	66,167
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.660%(c)	06/01/22	358	354,748
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.652%(c)	06/13/25	160	158,320
First Lien Dollar Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	06/13/24	257	250,521
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22	324	324,012
Flexera Software LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.910%(c)	02/26/25	125	124,113
Hyland Software, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	07/01/24	10	9,868
Ivanti Software, Inc.,
Loan (Second Lien), 1 Month LIBOR + 9.000%
11.420%(c)	01/20/25	75	73,500
Term Loan (First Lien), 1 Month LIBOR + 4.250%
6.670%(c)	01/20/24	147	145,940
Kronos, Inc.,
2018 New Incremental Term Loan, 3 Month LIBOR + 3.000%
5.579%(c)	11/01/23	637	635,457
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%
10.829%(c)	11/01/24	220	227,160
MA Financeco LLC (United Kingdom),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	11/19/21	93	92,042
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	06/21/24	59	57,275

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software (continued)
MH Sub I LLC,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
6.152%(c)	09/15/24	123	$120,889
Open Text Corp. (Canada),
Term Loan, 1 Month LIBOR + 1.750%
4.152%(c)	05/30/25	44	44,465
Press Ganey Holdings, Inc.,
Incremental B-2018 Term Loans (First Lien), 1 Month LIBOR + 2.750%
5.152%(c)	10/23/23	176	175,281
Project Alpha Intermediate Holding, Inc.,
2019 Incremental Term Loan, 3 Month LIBOR + 4.250%
6.780%(c)	04/26/24	125	124,062
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 3 Month LIBOR + 3.500%
6.024%(c)	06/01/26	125	124,323
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 2 Month LIBOR + 3.250%
5.731%(c)	05/30/25	89	86,032
Second Lien Term Loan, 2 Month LIBOR + 7.000%
9.481%(c)	05/29/26	55	52,388
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	06/21/24	391	383,147
Severin Acquisition LLC,
First Lien Term Loan, 3 Month LIBOR + 3.250%
5.815%(c)	08/01/25	85	83,465
Solera LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	03/03/23	354	351,569
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
5.580%(c)	09/30/22	235	234,836
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/16/25	81	80,457
Term B-4 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/16/25	55	55,176
Term B-5 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/16/25	184	182,779
SuperMoose Borrower LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	08/29/25	90	88,263
TIBCO Software, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%
5.910%(c)	12/04/20	88	87,747
Term Loan,
—%(p)	06/30/26	125	125,052
Ultimate Software Group, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
6.080%(c)	05/04/26	180	180,180
Vertafore, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.652%(c)	07/02/25	324	310,446
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.652%(c)	07/02/26	75	72,859

			6,411,680

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications — 0.1%
Commscope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	04/04/26	295	$294,262
Coral US Co-Borrower LLC,
Term B-4 Loan, 1 Month LIBOR + 3.250%
5.652%(c)	02/02/26	219	218,967
Frontier Communications Corp.,
Term B-1 Loan, 1 Month LIBOR + 3.750%
6.160%(c)	06/17/24	662	648,855
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
5.150%(c)	05/30/25	149	132,898
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
6.154%(c)	11/27/23	934	922,924
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.180%(c)	01/02/24	100	100,125
Tranche B-5 Term Loan,
6.625%	01/02/24	125	125,375
KSBR Holding Corp.,
Term Loan, 1 Month LIBOR + 4.500%
6.894%(c)	04/15/26^	125	126,094
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/22/24	420	416,238
Numericable US LLC (France),
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	07/31/25	230	218,907
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
6.082%(c)	01/31/26	248	239,759
Onvoy LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%
6.830%(c)	02/12/24^	186	152,294
SBA Senior Finance II LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.410%(c)	04/11/25	74	73,217
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 8.250%
10.580%(c)	11/01/25	75	68,750
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
6.830%(c)	11/01/24	123	112,865
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.938%(c)	02/02/24	94	92,380
Windstream Services LLC,
Superpriority Secured DIP Interim Term Loan, 1 Month LIBOR + 2.500%
4.910%(c)	02/26/21^	250	250,000

			4,193,910

Transportation — 0.0%
Arctic LNG Carriers Ltd. (Marshall Islands),
Term Loan, 3 Month LIBOR + 4.500%
6.830%(c)	05/18/23^	182	174,764
International Seaways Operating Corp.,
Initial Term Loan, 1 Month LIBOR + 6.000%
8.440%(c)	06/22/22^	140	139,099

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Transportation (continued)
Navios Maritime Partners LP (Monaco),
Initial Term Loan, 3 Month LIBOR + 5.000%
7.440%(c)	09/14/20	92	$91,936

			405,799

Trucking & Leasing — 0.0%
Avolon TLB Borrower LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 2.000%
4.133%(c)	01/15/25	317	316,123
IBC Capital Ltd. (Cayman Islands),
First Lien Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%
6.152%(c)	09/11/23	74	73,816

			389,939

TOTAL BANK LOANS (cost $55,280,873)			54,193,761

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	1,287	1,298,231
Benchmark Mortgage Trust,
Series 2018-B07, Class A2
4.377%	05/15/53	1,300	1,404,073
BX Commercial Mortgage Trust,
Series 2018-IND, Class B, 144A, 1 Month LIBOR + 0.900%
3.294%(c)	11/15/35	1,107	1,106,433
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	725,301
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class A, 144A, 1 Month LIBOR + 1.120%
3.520%(c)	06/15/34	1,847	1,848,847
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class A3
3.356%	07/10/47	1,309	1,361,982
Series 2015-GC29, Class XA, IO
1.242%(cc)	04/10/48	8,796	396,516
Series 2015-GC33, Class XA, IO
1.080%(cc)	09/10/58	7,174	320,174
Series 2016-P06, Class XA, IO
0.949%(cc)	12/10/49	6,867	258,184
Commercial Mortgage Trust,
Series 2012-CR03, Class A3
2.822%	10/15/45	687	695,131
Series 2012-LC04, Class A4
3.288%	12/10/44	1,172	1,195,714
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	833	854,926
Series 2013-CR13, Class AM
4.449%(cc)	11/10/46	2,127	2,288,807
Series 2014-CR17, Class XA, IO
1.151%(cc)	05/10/47	4,545	183,999
Series 2014-CR19, Class XA, IO
1.286%(cc)	08/10/47	1,289	50,175
Series 2014-LC17, Class XA, IO
1.037%(cc)	10/10/47	5,905	170,343

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-UBS04, Class XA, IO
1.290%(cc)	08/10/47	8,292	$360,952
Series 2014-UBS06, Class XA, IO
1.088%(cc)	12/10/47	4,822	179,640
Series 2015-DC01, Class XA, IO
1.261%(cc)	02/10/48	12,210	490,848
Credit Suisse Mortgage Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	969,392
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A2
3.451%	03/15/52	1,175	1,224,533
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	1,107	1,131,797
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A2
2.570%	07/25/26	1,370	1,391,812
Series K058, Class A2
2.653%	08/25/26	1,590	1,623,703
Series K061, Class A2
3.347%(cc)	11/25/26	1,400	1,490,712
Series K064, Class A2
3.224%	03/25/27	1,842	1,946,748
Series K065, Class A2
3.243%	04/25/27	1,420	1,502,612
Series K066, Class A2
3.117%	06/25/27	1,523	1,598,708
Series K067, Class A2
3.194%	07/25/27	1,420	1,498,123
Series K068, Class A2
3.244%	08/25/27	1,880	1,990,436
Series K069, Class A2
3.187%(cc)	09/25/27	1,500	1,582,776
Series K079, Class A1
3.729%	02/25/28	701	753,497
Series K734, Class A2
3.208%	02/25/26	994	1,045,358
GS Mortgage Securities Corp. Trust,
Series 2018-03PCK, Class A, 144A, 1 Month LIBOR + 1.450%
3.844%(c)	09/15/31	1,700	1,695,752
GS Mortgage Securities Trust,
Series 2011-GC05, Class AS, 144A
5.209%(cc)	08/10/44	2,082	2,187,102
Series 2012-GC06, Class A3
3.482%	01/10/45	989	1,012,045
Series 2012-GC06, Class AS, 144A
4.948%	01/10/45	2,848	3,006,406
Series 2012-GCJ09, Class AS
3.124%	11/10/45	1,443	1,463,715
Series 2013-GC12, Class XA, IO
1.561%(cc)	06/10/46	2,308	104,946
Series 2013-GC13, Class AS, 144A
4.219%(cc)	07/10/46	2,990	3,180,680
Series 2013-GC16, Class AS
4.649%	11/10/46	3,183	3,461,337

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-GC34, Class XA, IO
1.481%(cc)	10/10/48	4,070	$253,708
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
3.484%(c)	10/15/31	859	858,732
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.955%(cc)	04/15/47	1,038	24,249
Series 2014-C22, Class A4
3.801%	09/15/47	1,170	1,240,416
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,488,598
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	3,428	3,560,906
Series 2013-C10, Class A5
3.143%	12/15/47	738	756,897
Series 2018-WPT, Class AFX, 144A
4.247%	07/05/33	1,812	1,937,120
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	85,261
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.259%(cc)	10/15/48	4,670	242,108
Morgan Stanley Capital I Trust,
Series 2018-BOP, Class A, 144A, 1 Month LIBOR + 0.850%
3.244%(c)	08/15/33	1,710	1,703,253
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.460%(cc)	11/15/34	1,150	1,148,174
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150%
3.544%(c)	03/15/36	1,099	1,101,415
Series 2019-RVP, Class B, 144A, 1 Month LIBOR + 1.550%
3.944%(c)	03/15/36	700	701,747
UBS Commercial Mortgage Trust,
Series 2017-C07, Class XA, IO
1.217%(cc)	12/15/50	4,246	286,595
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63	824	857,895
Series 2013-C06, Class A3FL, 144A, 1 Month LIBOR + 0.790%
3.203%(c)	04/10/46	1,178	1,192,322
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.182%(cc)	11/15/48	4,273	226,928
Series 2018-C46, Class XA, IO
1.113%(cc)	08/15/51	2,857	174,025
WFRBS Commercial Mortgage Trust,
Series 2013-C12, Class A4
3.198%	03/15/48	1,254	1,291,157
Series 2013-C14, Class A3FL, 144A, 1 Month LIBOR + 0.720%
3.114%(c)	06/15/46	1,187	1,187,390
Series 2014-C24, Class XA, IO
1.013%(cc)	11/15/47	2,720	91,388

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-LC14, Class XA, IO
1.399%(cc)	03/15/47	2,210	$97,014

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $69,853,765)			71,559,764

CORPORATE BONDS — 9.0%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,054,102
3.800%	10/07/24	963	1,008,021
4.750%	10/07/44	458	507,921
Boeing Co. (The),
Sr. Unsec’d. Notes
3.500%	03/01/39	400	399,664
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	185	205,833
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47	1,070	1,141,435
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	125	131,563

			4,448,539

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	1,171	1,220,673
3.875%	09/16/46	100	88,855
4.250%	08/09/42	700	646,916
4.800%	02/14/29	1,084	1,166,158
5.375%	01/31/44	300	321,742
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47	1,200	1,112,988
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	710	725,799
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	07/21/22	715	736,103
4.250%	07/21/25	500	524,683
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44	100	104,664
4.375%	11/15/41	100	105,281
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20	303	305,057
4.000%	06/12/22	945	981,131
4.450%	06/12/25	91	96,496
5.850%	08/15/45	600	646,206

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	100	$92,678

			8,875,430

Airlines — 0.1%
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	540	537,220
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	1,000	1,026,580
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	1,895	1,966,521

			3,530,321

Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	1,010	1,006,083
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.681%	01/09/20	1,136	1,135,307
3.339%	03/28/22	675	677,647
4.140%	02/15/23	1,100	1,120,643
4.250%	09/20/22	1,200	1,230,750
5.875%	08/02/21	550	579,952
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	88,406
5.150%	04/01/38	600	591,415
5.200%	04/01/45	203	193,851
5.400%	04/01/48	585	571,824
6.750%	04/01/46	217	244,910
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20	970	969,737
3.250%	01/05/23	1,000	1,003,630
4.350%	04/09/25	1,100	1,134,743
Sr. Unsec’d. Notes
4.150%	06/19/23	1,400	1,441,996
5.650%	01/17/29	200	219,938
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.000%	10/30/20	1,060	1,064,771
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	950	1,033,797

			14,309,400

Banks — 2.1%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	340	350,101
4.750%	10/12/23	500	525,641

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26		900	$942,464
Sr. Unsec’d. Notes, MTN
3.124%(ff)	01/20/23		1,500	1,522,229
3.974%(ff)	02/07/30		1,200	1,286,282
4.125%	01/22/24		900	962,578
Sub. Notes
6.110%	01/29/37		1,468	1,872,221
7.750%	05/14/38		600	885,519
Sub. Notes, MTN
4.200%	08/26/24		2,078	2,208,917
4.450%	03/03/26		1,820	1,963,130
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23		500	520,299
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25		1,040	1,119,585
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21		687	691,576
3.250%	01/12/21		1,040	1,047,464
3.684%	01/10/23	(a)	600	607,859
3.932%(ff)	05/07/25		720	732,771
Sub. Notes
4.836%	05/09/28	(a)	487	498,085
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21		1,070	1,081,452
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24		1,000	1,062,430
Citibank NA,
Sr. Unsec’d. Notes
3.165%(ff)	02/19/22		1,000	1,012,518
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21		914	913,412
2.700%	10/27/22		500	504,225
2.750%	04/25/22		750	756,876
3.878%(ff)	01/24/39		200	207,568
8.125%	07/15/39		667	1,066,944
Sub. Notes
4.400%	06/10/25		1,000	1,067,245
4.600%	03/09/26		420	454,423
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	10/30/20		771	769,494
2.650%	05/26/22		500	503,371
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21		259	258,804
Sub. Notes
4.350%	08/01/25		565	593,087

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Compass Bank,
Sr. Unsec’d. Notes
2.875%	06/29/22	1,503	$1,515,706
3.500%	06/11/21	1,400	1,426,765
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	528	565,603
Credit Suisse AG (Switzerland),
Sub. Notes, MTN
5.400%	01/14/20	500	507,303
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	890	908,651
4.207%(ff)	06/12/24	1,400	1,469,038
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,090,809
3.800%	09/15/22	470	487,250
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23	1,000	1,019,201
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20	940	936,013
3.150%	01/22/21	1,200	1,190,950
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	480	482,318
3.200%	08/09/21	500	507,402
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	2,114,892
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,336,836
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	1,000	1,009,562
3.200%	02/23/23	3,300	3,377,200
3.500%	11/16/26	1,100	1,127,140
3.750%	02/25/26	750	782,863
4.017%(ff)	10/31/38	450	464,772
4.411%(ff)	04/23/39	200	216,362
6.250%	02/01/41	691	926,515
Sub. Notes
6.750%	10/01/37	520	680,134
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23	2,160	2,200,140
3.803%(ff)	03/11/25	1,200	1,250,293
4.041%(ff)	03/13/28	454	476,908
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	690,009
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	203,779

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23		1,300	$1,295,335
Sub. Notes, 144A, MTN
5.017%	06/26/24		700	701,902
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.207%(ff)	04/01/23		1,200	1,224,706
3.514%(ff)	06/18/22		1,200	1,226,359
3.797%(ff)	07/23/24		1,000	1,048,756
3.882%(ff)	07/24/38		1,400	1,467,515
4.625%	05/10/21		400	416,399
5.600%	07/15/41		125	162,325
Sub. Notes
3.875%	09/10/24		723	760,114
4.125%	12/15/26		710	759,389
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23		952	953,582
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.500%	05/18/22		750	754,349
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21		725	731,983
2.998%	02/22/22		680	690,659
3.455%	03/02/23		1,000	1,028,097
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		1,115	1,162,414
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21		850	851,593
3.875%	01/27/26		2,270	2,413,037
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		1,680	1,690,166
3.971%(ff)	07/22/38		1,000	1,047,660
6.375%	07/24/42		612	854,292
Sub. Notes, MTN
4.875%	11/01/22		430	460,172
Regions Bank,
Sub. Notes
6.450%	06/26/37		559	707,903
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22		1,490	1,500,743
3.200%	02/08/21		633	639,856
3.800%	08/14/23		892	933,246
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	(a)	1,723	1,794,565
Sub. Notes
5.125%	05/28/24		720	764,103
6.000%	12/19/23		1,243	1,353,689
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		1,150	1,166,951
3.500%	06/07/24		400	406,278

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
4.450%	12/03/21	1,000		$1,040,176
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21	630		635,744
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,448		1,454,502
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.450%	12/01/20	1,000		1,000,908
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	600		615,106
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/12/22	630		637,427
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24	910		956,738
Sub. Notes, GMTN
4.300%	07/22/27	710		767,041
Sub. Notes, MTN
4.650%	11/04/44	500		556,440
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.550%	08/14/23	1,100		1,148,117
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.800%	01/11/22	677		685,424

				97,418,745

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.300%	02/01/23	1,178		1,215,888
4.700%	02/01/36	927		1,016,891
4.900%	02/01/46	827		916,867
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	900		974,901
4.600%	04/15/48	900		963,312
4.750%	04/15/58	1,300		1,374,810
4.900%	01/23/31	400		461,629
5.550%	01/23/49	500		612,754
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	300		316,701

				7,853,753

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45	200		212,465
4.663%	06/15/51	435		475,058
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45		800	949,425

				1,636,948

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 0.0%
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28		1,700	$1,738,082

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.300%	05/01/23		1,000	1,021,223
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A, 3 Month LIBOR + 3.750%
6.160%(c)	06/15/22		150	149,882
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26		425	440,720
4.800%	05/15/49	(a)	400	431,316
5.550%	11/30/48		200	238,024
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48		550	610,921
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		650	693,087
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27		1,000	1,017,866
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22		1,900	1,939,015
5.625%	11/15/43		500	550,187
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26		248	258,723
4.900%	06/01/43		400	435,395
5.000%	04/01/49		100	113,267
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47		600	639,957
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20		55	54,794

				8,594,377

Commercial Services — 0.0%
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21		820	827,194

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43		436	462,105
4.375%	05/13/45		233	265,559
4.650%	02/23/46		1,000	1,186,085
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		1,600	1,648,704
5.450%	06/15/23		1,830	1,972,359
6.020%	06/15/26		500	551,591
8.350%	07/15/46		1,000	1,262,497

				7,348,900

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		1,450	$1,462,864
3.500%	05/26/22		498	507,229
4.125%	07/03/23		1,144	1,189,714
4.875%	01/16/24		338	362,946
5.000%	10/01/21		720	755,162
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	(a)	750	750,447
2.625%	07/01/22		800	800,172
3.375%	06/01/21		440	446,840
4.750%	03/01/20		500	507,151
Sr. Unsec’d. Notes, MTN
4.250%	02/01/24		910	959,998
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23		1,000	1,025,242
3.900%	01/29/24		1,000	1,050,942
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26		2,000	2,147,717
5.200%	04/27/22		1,490	1,595,395
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,040	1,035,062
4.418%	11/15/35		2,025	2,004,257
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20		357	359,204
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		1,130	1,230,955
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24		197	212,238
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		288	288,043
3.750%	08/15/21		745	759,192
4.250%	08/15/24		250	260,181
4.375%	03/19/24		2,057	2,153,966
USAA Capital Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.000%	06/01/21		641	639,290
Western Union Co. (The),
Sr. Unsec’d. Notes
4.250%	06/09/23		1,200	1,261,641

				23,765,848

Electric — 0.6%
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49		700	786,167
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.400%	02/01/20		710	709,712

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
3.250%	04/15/28	1,000	$1,033,035
5.150%	11/15/43	300	367,639
6.125%	04/01/36	658	880,456
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26	778	785,607
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	421,502
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	1,319,857
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	220,298
4.500%	05/15/58	500	557,637
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21	1,200	1,202,691
3.071%	08/15/24	350	352,824
Jr. Sub. Notes, Series 06-A, 3 Month LIBOR + 2.825%
5.155%(c)	06/30/66	1,000	950,000
Sr. Unsec’d. Notes, Series C
2.000%	08/15/21	1,381	1,369,717
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21	821	811,974
3.750%	09/01/46	500	487,479
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	377	445,260
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	500	502,802
6.400%	09/15/20	2,246	2,342,722
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	474,266
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	304	305,039
4.750%	06/15/46	410	444,122
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,100	1,126,931
Sr. Unsec’d. Notes
3.950%	06/15/25	473	502,071
5.100%	06/15/45	500	575,779
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
4.250%	03/15/23	1,500	1,575,834
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	978,876
3.700%	09/01/24	643	665,605
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	1,035,129

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	(a)	600	$595,424
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25		1,000	1,023,754
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38		1,900	1,837,502
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36		250	258,226
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		500	510,370
4.350%	05/15/44		200	215,120
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45		500	541,616
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
4.631%(c)	05/15/67		1,300	1,072,500
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21		630	629,755

				29,915,298

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		1,351	1,370,798
3.200%	04/01/24		482	493,945
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		1,057	1,054,903

				2,919,646

Entertainment — 0.0%
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		100	102,250

Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21		450	462,537
4.300%	05/01/24		1,400	1,485,165
4.600%	11/01/25		650	707,593
5.300%	11/01/38		500	542,366
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		445	451,752
3.700%	10/17/23		1,400	1,467,771
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48		400	451,806

				5,568,990

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
2.650%	11/17/22	(a)	1,000	$1,006,254
3.650%	06/15/23		1,800	1,864,699
3.950%	03/30/48		500	498,556
4.375%	05/15/47		400	427,814
4.800%	02/15/44		223	248,667
5.250%	02/15/43		250	291,368
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		825	872,671

				5,210,029

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		315	372,162
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		678	687,211
3.363%	06/06/24		418	430,512
4.685%	12/15/44		112	124,242
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29		100	108,178
4.550%	03/01/39		700	773,323
4.700%	03/01/49		300	344,300
7.000%	11/15/35		300	400,973

				3,240,901

Healthcare-Services — 0.2%
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44		485	547,495
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		400	431,561
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	(a)	1,000	1,027,980
5.125%	06/15/39		1,000	1,039,720
5.250%	06/15/49		820	852,562
Montefiore Obligated Group,
Unsec’d. Notes, Series 18-C
5.246%	11/01/48		334	370,483
South Nassau Communities Hospital,
Unsec’d. Notes
4.649%	08/01/48		340	359,681
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21		630	628,827
3.350%	07/15/22		1,304	1,348,125
3.750%	07/15/25		500	534,025
4.200%	01/15/47		200	218,587
4.450%	12/15/48		1,500	1,727,288
4.625%	07/15/35		480	551,631

				9,637,965

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders — 0.0%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20	1,200	$1,200,515

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	1,700	1,804,712
American International Group, Inc.,
Jr. Sub. Notes, Series A-9
5.750%(ff)	04/01/48	800	822,576
Sr. Unsec’d. Notes
4.200%	04/01/28	2,000	2,137,503
4.750%	04/01/48	500	551,906
4.800%	07/10/45	500	547,543
6.400%	12/15/20	190	200,592
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	893,607
4.450%	05/24/43	500	505,792
4.750%	05/15/45	300	335,207
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	1,600	1,682,608
5.000%	04/20/48	900	928,666
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77	550	621,464
4.875%	06/19/64	150	174,109
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	528,662
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	669	697,099
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.875%	03/15/24	900	955,075
4.375%	03/15/29	200	220,660
4.800%	07/15/21	1,609	1,672,945
4.900%	03/15/49	269	318,638
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	400	433,049
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.650%	04/08/22	990	1,002,892
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,424,064
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	500	489,650
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	520	577,995

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29	1,222	$1,277,320
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	541,390
4.900%	09/15/44	935	1,094,118
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	2,060	2,148,446
5.750%	08/15/42	1,000	1,154,999
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	500	512,339
4.700%(ff)	01/23/48	450	410,634
4.800%	06/15/46	200	223,390
5.700%	07/15/43	350	431,481
Willis North America, Inc.,
Gtd. Notes
4.500%	09/15/28	1,000	1,076,250

			28,397,381

Internet — 0.0%
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.575%	04/11/26	200	204,705
4.525%	04/11/49	145	158,635

			363,340

Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25	725	734,015

Lodging — 0.0%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	740	793,221

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	520	523,758
Wabtec Corp.,
Gtd. Notes
4.400%	03/15/24	1,400	1,482,202

			2,005,960

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	1,400	1,471,083
4.908%	07/23/25	720	781,663
5.375%	05/01/47	1,360	1,435,058
6.484%	10/23/45	400	471,323
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	1,600	1,726,208

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
4.500%	01/15/43	1,168	$1,300,902
4.600%	10/15/38	1,500	1,717,570
4.950%	10/15/58	1,080	1,318,290
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	43	45,737
4.709%	01/25/29	48	53,700
5.476%	01/25/39	404	476,744
5.576%	01/25/49	268	327,913
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	317,698
5.875%	11/15/40	900	973,540
6.550%	05/01/37	200	231,080
7.300%	07/01/38	150	182,047
Walt Disney Co. (The),
Gtd. Notes, 144A
4.750%	09/15/44	500	610,592

			13,441,148

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(ff)	10/19/75	387	441,567
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	650	851,500

			1,293,067

Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43	150	185,053
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	150	161,696
4.650%	11/01/44	395	429,986

			776,735

Office Furnishings — 0.0%
Steelcase, Inc.,
Sr. Unsec’d. Notes
5.125%	01/18/29	400	436,376

Oil & Gas — 0.5%
Anadarko Finance Co.,
Gtd. Notes, Series B
7.500%	05/01/31	167	221,475
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	1,340	1,387,135
6.600%	03/15/46	550	716,232
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21	1,595	1,629,810
3.900%	02/01/25	1,009	1,053,481
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47	300	343,186

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23		2,800	$2,880,949
4.250%	04/15/27	(a)	250	258,968
5.400%	06/15/47	(a)	400	434,088
5.700%	10/15/19		133	134,493
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		250	351,046
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		315	423,539
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21		75	73,875
9.250%	03/31/22		50	46,875
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/14/47		240	245,100
Encana Corp. (Canada),
Gtd. Notes
7.200%	11/01/31		200	255,140
7.375%	11/01/31		410	526,028
8.125%	09/15/30		600	797,187
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20		1,031	1,028,308
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		900	999,288
7.300%	08/15/31		200	245,520
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		400	547,518
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		300	374,601
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		150	159,557
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	(a)	1,200	1,273,200
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23		590	559,851
4.875%	01/24/22		500	498,750
5.350%	02/12/28		600	546,060
6.000%	03/05/20		637	644,963
6.375%	01/23/45		400	344,000
Gtd. Notes, MTN
6.750%	09/21/47		400	356,200
6.875%	08/04/26		385	389,774
Phillips 66,
Gtd. Notes
4.875%	11/15/44		241	270,158

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		250	$335,024
6.850%	06/01/39		500	692,106
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27		30	31,706
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23		100	95,750

				21,170,941

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22		200	202,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.500%
6.097%(c)	07/15/21		125	125,000

				327,000

Pharmaceuticals — 0.6%
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		881	889,527
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25		55	61,452
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		301	318,481
4.400%	07/15/44		100	93,287
4.625%	06/25/38		500	510,519
4.875%	06/25/48		600	616,112
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	(a)	1,210	1,238,338
3.200%	06/15/26		1,640	1,703,978
3.400%	07/26/29		1,200	1,256,330
4.125%	06/15/39		830	895,084
4.250%	10/26/49		630	696,402
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23		1,415	1,473,203
4.125%	11/15/25		107	113,949
4.375%	10/15/28		1,266	1,365,843
4.800%	08/15/38		1,011	1,089,534
4.900%	12/15/48		300	326,203
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		675	670,520
3.700%	03/09/23		600	620,488
4.100%	03/25/25		1,671	1,762,387
4.300%	03/25/28	(a)	1,130	1,191,560
4.780%	03/25/38		1,717	1,791,130
4.875%	07/20/35	(a)	900	942,189

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
3.912%	08/27/21		246	$251,337
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21		295	301,400
4.272%	08/28/23		372	390,437
4.900%	08/28/28		662	739,331
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20		371	371,979
4.750%	11/15/21		658	690,872
4.800%	07/15/46		500	531,404
Mylan NV,
Gtd. Notes
5.250%	06/15/46		500	466,380
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28	(a)	1,210	1,186,633
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21		363	362,090
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		1,146	1,144,593
2.875%	09/23/23		275	277,688
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23		340	294,100

				26,634,760

Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		840	848,615
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21		216	221,400
5.350%	03/15/20		1,435	1,454,731
5.850%(ff)	05/21/43		594	556,875
Enbridge, Inc. (Canada),
Gtd. Notes
3.500%	06/10/24		300	310,167
4.250%	12/01/26		167	181,508
5.500%	12/01/46	(a)	550	681,354
Energy Transfer Operating LP,
Gtd. Notes
3.600%	02/01/23		1,100	1,124,299
4.200%	09/15/23		885	927,833
4.500%	04/15/24		282	300,082
6.000%	06/15/48		228	260,245
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		325	364,563
5.100%	02/15/45		1,404	1,604,863
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25		500	535,096

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		950	$977,491
3.950%	09/01/22		1,344	1,399,175
6.500%	09/01/39		200	246,152
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46		400	435,881
5.200%	03/01/48		300	338,892
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	(a)	1,560	1,595,863
4.000%	02/15/25		220	229,735
4.500%	07/15/23		500	530,370
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19		430	429,637
3.650%	06/01/22		2,303	2,358,843
3.850%	10/15/23		1,223	1,263,604
4.650%	10/15/25		450	479,938
4.900%	02/15/45		500	497,325
5.150%	06/01/42		392	390,589
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		960	993,850
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26		612	624,148
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47		1,317	1,398,792
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		350	388,540
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		317	321,122
5.375%	06/01/21		1,245	1,286,270
5.450%	04/01/44		1,000	944,625
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		1,672	1,728,045
4.300%	03/04/24		710	753,153
4.550%	06/24/24		740	797,381
5.100%	09/15/45		500	540,082
5.400%	03/04/44		400	441,602
5.750%	06/24/44		400	466,833

				31,229,569

Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		224	224,093
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25		500	510,415
3.850%	02/01/23		1,190	1,241,928

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		1,342	$1,391,568
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		710	731,547
3.875%	08/15/22		1,537	1,578,642
4.125%	06/15/26		502	518,916
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21		710	716,963
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		715	745,171
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		750	786,305
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.950%	07/01/22		966	972,882
Hudson Pacific Properties LP,
Gtd. Notes
3.950%	11/01/27		435	442,826
4.650%	04/01/29		1,229	1,319,820
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21		710	718,474
3.300%	02/01/25		1,508	1,535,591
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	528,174
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24		940	1,004,685
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,478,232
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23		434	450,855
4.500%	01/15/25		490	511,254
4.950%	04/01/24		410	434,043
5.250%	01/15/26		1,085	1,174,772
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	1,024,975
SBA Tower Trust,
Asset-Backed, 144A
3.156%	10/10/45		780	781,215
3.168%	04/09/47		990	997,478
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		487	492,800
4.250%	02/01/26	(a)	450	467,974
4.625%	07/15/22		194	202,103

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24		700	$707,578
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25		900	896,336
3.500%	04/15/24		960	995,570
4.000%	03/01/28		628	659,475
4.875%	04/15/49		600	661,688
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	(a)	710	704,064
Welltower, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/24		811	843,992
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29		333	336,507
4.600%	04/01/24		1,383	1,459,981

				30,248,892

Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22		1,175	1,216,326
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		2,230	2,324,544
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		125	124,025
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.500%	12/06/48		1,000	1,180,516
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29		425	443,756
4.550%	04/05/49		1,300	1,395,657
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20		639	642,874
4.700%	12/09/35		365	415,789
4.875%	12/09/45		623	715,242
6.300%	03/01/38		188	244,860
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.350%	06/01/28		500	540,611
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27		50	49,750
Starbucks Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/48		400	439,178

				9,733,128

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.0%
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21		533	$542,565

Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		570	585,894
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		300	341,367
5.375%	07/15/40		215	272,424

				1,199,685

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21		420	422,630
3.000%	06/30/22		309	314,411
3.400%	05/15/25		720	740,164
3.600%	02/17/23		1,511	1,568,327
4.500%	05/15/35		905	947,360
5.150%	03/15/42		250	273,260
5.150%	02/15/50		600	662,465
5.550%	08/15/41		1,808	2,086,843
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		65	66,706
6.000%	03/01/26		65	66,625
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/27		145	150,800
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.946%	03/15/22		2,100	2,145,449
3.125%	03/16/22		1,750	1,793,362
4.522%	09/15/48		225	252,095
4.862%	08/21/46		2,878	3,350,827
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25	(a)	450	478,454
4.375%	05/30/28		500	540,494
5.250%	05/30/48		500	551,945

				16,412,217

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		400	447,020
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		447	468,405
4.650%	03/01/68		400	430,890

				1,346,315

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.625%	05/01/22	373	$378,073
3.950%	07/01/24	495	507,167
5.125%	10/01/23	125	132,312

			1,017,552

TOTAL CORPORATE BONDS (cost $408,826,613)			426,246,998

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	755,995

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, Series E
2.850%	02/01/24	745	766,911
New York State Urban Development Corp.,
Revenue Bonds, Series B
2.670%	03/15/23	615	624,606

			1,391,517

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Revenue Bonds
5.050%	08/15/49	205	249,938

TOTAL MUNICIPAL BONDS (cost $2,269,071)			2,397,450

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Funding Corp.,
Series 2015-R03, Class 10A1, 144A, 1 Month LIBOR + 0.140%
2.570%(c)	06/27/36	686	680,910
BCAP LLC Trust,
Series 2010-RR02, Class 5A2, 144A
5.000%(cc)	12/26/36	174	173,739
Series 2010-RR11, Class 6A1, 144A
3.981%(cc)	03/27/36	124	123,965
Series 2012-RR05, Class 8A5, 144A
2.681%(cc)	07/26/36	109	107,103
Citigroup Mortgage Loan Trust,
Series 2009-05, Class 5A1, 144A
4.829%(cc)	01/25/37	75	75,970
Series 2014-08, Class 2A1, 144A
3.450%(cc)	06/27/37	1,123	1,137,409
Credit Suisse Mortgage Trust,
Series 2010-09R, Class 2A5, 144A
4.000%(cc)	02/27/38	229	233,599
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
3.130%(c)	05/27/37	332	327,695
Series 2015-01R, Class 6A1, 144A, 1 Month LIBOR + 0.280% (Cap 11.500%, Floor 0.280%)
3.000%(c)	05/27/37	856	825,922

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMICS,
Series 2005-047, Class SW, IO, 1 Month LIBOR x (1) + 6.720% (Cap 6.720%, Floor 0.000%)
4.316%(c)	06/25/35	1,770	$307,158
Series 2005-079, Class ZC
5.900%	09/25/35	80	90,651
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1) + 6.640% (Cap 6.640%, Floor 0.000%)
4.236%(c)	12/25/36	1,502	293,583
Series 2007-040, Class SE, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
4.036%(c)	05/25/37	868	138,699
Series 2010-095, Class ZC
5.000%	09/25/40	831	915,186
Series 2010-135, Class ZA
4.500%	12/25/40	218	242,795
Series 2010-150, Class ZC
4.750%	01/25/41	395	436,634
Series 2011-004, Class PZ
5.000%	02/25/41	173	197,165
Series 2012-009, Class SH, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
4.146%(c)	06/25/41	147	17,750
Series 2012-014, Class JS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
4.246%(c)	12/25/30	114	10,714
Series 2012-067, Class AI, IO
4.500%	07/25/27	492	40,481
Series 2012-100, Class WI, IO
3.000%	09/25/27	323	25,478
Series 2012-149, Class DA
1.750%	01/25/43	354	348,630
Series 2012-149, Class GA
1.750%	06/25/42	365	356,019
Series 2013-051, Class GI, IO
3.000%	10/25/32	284	24,149
Series 2013-133, Class IB, IO
3.000%	04/25/32	224	15,903
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
3.646%(c)	01/25/44	81	11,423
Series 2015-028, Class JE
3.000%	05/25/45	905	926,276
Series 2015-028, Class P
2.500%	05/25/45	1,317	1,336,703
Series 2015-042, Class IL, IO
6.000%	06/25/45	482	101,167
Series 2015-070, Class JC
3.000%	10/25/45	708	725,092
Series 2016-019, Class AH
3.000%	04/25/46	1,016	1,051,113
Series 2017-030, Class AI, IO
5.500%	05/25/47	275	50,803
Series 2019-014, Class DA
4.000%	03/25/48	1,144	1,201,077

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FirstKey Mortgage Trust,
Series 2015-01, Class A9, 144A
3.000%(cc)	03/25/45	612	$611,947
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	224	254,904
Series 2935, Class ZK
5.500%	02/15/35	429	473,772
Series 2996, Class ZD
5.500%	06/15/35	162	182,662
Series 3115, Class SM, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
4.206%(c)	02/15/36	1,201	173,935
Series 3237, Class C
5.500%	11/15/36	239	262,635
Series 3871, Class KB
5.500%	06/15/41	331	372,484
Series 3955, Class YI, IO
3.000%	11/15/21	101	2,666
Series 4055, Class BI, IO
3.500%	05/15/31	197	13,847
Series 4135, Class AB
1.750%	06/15/42	274	269,109
Series 4149, Class IO, IO
3.000%	01/15/33	129	15,434
Series 4314, Class AI, IO
5.000%	03/15/34	63	5,588
Series 4386, Class AZ
4.500%	11/15/40	817	889,687
Series 4427, Class LI, IO
3.500%	02/15/34	359	34,825
Series 4471, Class PA
4.000%	12/15/40	783	810,102
Series 4683, Class LM
3.000%	05/15/47	420	430,240
Series 4872, Class AB
4.000%	08/15/47	2,197	2,304,797
Series 4873, Class CA
4.000%	07/15/47	2,199	2,320,518
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60	1,565	1,565,279
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,266	1,354,972
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000% (Cap 10.000%, Floor 0.000%)
5.234%(c)	12/20/40	287	319,459
Series 2010-160, Class DY
4.000%	12/20/40	755	814,110
Series 2010-170, Class B
4.000%	12/20/40	170	180,661
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
3.717%(c)	07/20/41	97	14,426

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650%
3.117%(c)	05/20/61	13	$13,248
Series 2013-124, Class ES, 1 Month LIBOR x (1.333) + 8.667% (Cap 8.667%, Floor 0.000%)
5.489%(c)	04/20/39	161	163,059
Series 2013-124, Class ST, 1 Month LIBOR x (1.333) + 8.800% (Cap 8.800%, Floor 0.000%)
5.623%(c)	08/20/39	549	559,540
Series 2013-149, Class MA
2.500%	05/20/40	889	900,594
Series 2014-02, Class BA
3.000%	01/20/44	196	203,674
Series 2014-25, Class HC
3.000%	02/20/44	134	138,263
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280%
2.747%(c)	05/20/63	88	87,770
Series 2015-H13, Class HA
2.500%	08/20/64	1,434	1,431,988
Series 2015-H17, Class HA
2.500%	05/20/65	1,193	1,191,505
Series 2016-69, Class WA
3.000%	02/20/46	214	217,638
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400%
2.867%(c)	12/20/62	116	116,349
Series 2017-134, Class BA
2.500%	11/20/46	366	367,983
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.350% (Cap 15.000%, Floor 0.350%)
2.780%(c)	08/20/66	1,586	1,590,085
Holmes Master Issuer PLC (United Kingdom),
Series 2018-02A, Class A2, 144A, 3 Month LIBOR + 0.420%
3.017%(c)	10/15/54	1,945	1,947,069
JPMorgan Resecuritization Trust,
Series 2012-02, Class 6A1, 144A, 1 Month LIBOR + 0.210% (Cap 11.500%, Floor 0.210%)
2.647%(c)	06/21/36	144	143,671
Lanark Master Issuer PLC (United Kingdom),
Series 2019-02A, Class 1A, 144A
2.710%	12/22/69	1,218	1,231,862
MetLife Securitization Trust,
Series 2019-01A, Class A1A, 144A
3.750%(cc)	04/25/58	728	755,903
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58	2,377	2,376,463
Seasoned Credit Risk Transfer Trust,
Series 2018-03, Class M55D
4.000%	08/25/57	783	821,040
Series 2018-03, Class MA
3.500%	08/25/57	3,504	3,628,810
Series 2018-04, Class MA
3.500%	03/25/58	940	974,169
Series 2019-01, Class MA
3.500%	07/25/58	1,476	1,530,721
Series 2019-02, Class MA
3.500%	08/25/58	2,364	2,454,691

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust,
Series 2003-04, Class A1, 1 Month LIBOR + 0.640% (Cap 11.500%, Floor 0.320%)
3.044%(c)	09/25/43	724	$730,149
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
4.947%(cc)	06/25/35	785	818,665
WinWater Mortgage Loan Trust,
Series 2015-01, Class A9, 144A
2.500%(cc)	01/20/45	181	180,078

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $50,294,836)			50,804,007

SOVEREIGN BONDS — 0.1%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	911,564
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46	695	710,644
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	1,560	1,579,360
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	904	914,321
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.375%	03/14/24	400	413,200

TOTAL SOVEREIGN BONDS (cost $4,445,955)			4,529,089

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	1,125	1,141,620
2.500%	08/01/32	46	46,299
2.500%	11/01/32	65	65,286
2.500%	12/01/32	887	894,326
2.500%	01/01/33	42	41,998
2.500%	03/01/33	489	492,544
2.500%	04/01/33	186	187,382
2.500%	05/01/33	52	52,099
3.000%	04/01/33	479	489,067
3.000%	06/01/33	178	181,482
3.000%	08/01/33	769	784,590
3.000%	09/01/33	753	768,228
3.000%	11/01/33	2,065	2,105,042
3.000%	04/01/34	296	302,110
3.000%	03/01/45	2,679	2,720,533
3.000%	04/01/45	47	47,431
3.000%	04/01/45	51	51,743
3.000%	04/01/45	3,418	3,470,600
3.000%	06/01/45	1,217	1,238,411
3.000%	07/01/45	1,037	1,052,581
3.000%	04/01/46	118	120,437

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	04/01/46	126	$128,673
3.000%	05/01/46	231	234,796
3.000%	05/01/46	1,733	1,762,815
3.000%	06/01/46	1,704	1,733,103
3.500%	03/01/32	2,421	2,512,777
3.500%	07/01/32	532	552,343
3.500%	07/01/32	639	663,173
3.500%	02/01/34	542	565,217
3.500%	02/01/34	1,517	1,574,641
3.500%	08/01/44	35	36,813
3.500%	06/01/45	412	426,428
3.500%	10/01/45	483	501,038
3.500%	12/01/45	462	478,421
3.500%	04/01/46	1,056	1,093,688
3.500%	04/01/46	2,469	2,558,937
3.500%	05/01/46	501	519,908
3.500%	05/01/46	2,442	2,544,611
3.500%	11/01/46	245	252,968
3.500%	12/01/46	72	74,710
3.500%	03/01/48	177	182,626
3.500%	03/01/48	1,365	1,411,455
3.500%	05/01/49	1,594	1,644,795
4.000%	01/01/36	1,792	1,888,688
4.000%	02/01/42	862	910,200
4.000%	07/01/42	1,755	1,850,830
4.000%	09/01/42	141	148,645
4.000%	11/01/42	1,105	1,165,699
4.000%	09/01/43	625	659,223
4.000%	02/01/45	321	338,127
4.000%	05/01/45	135	141,900
4.000%	04/01/46	14	14,643
4.000%	04/01/46	43	45,128
4.000%	04/01/46	589	613,624
4.000%	10/01/47	16	16,742
4.000%	04/01/48	182	189,049
4.000%	06/01/48	679	714,982
4.500%	05/01/39	188	201,826
4.500%	09/01/39	49	52,507
4.500%	10/01/39	277	297,299
4.500%	10/01/39	1,369	1,470,975
4.500%	08/01/40	172	185,105
4.500%	11/01/40	272	292,752
4.500%	01/01/41	260	279,432
4.500%	03/01/41	75	80,253
4.500%	04/01/41	124	133,122
4.500%	01/01/42	103	110,624
4.500%	12/01/48	2,671	2,838,783
5.000%	02/01/49	607	644,254
6.250%	07/15/32	48	68,916
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.295%, Floor 0.000%)
4.500%(c)	07/01/41	416	430,747
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.365%, Floor 0.000%)
4.643%(c)	12/01/40	269	280,929

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.884% (Cap 7.475%, Floor 0.000%)
4.681%(c)	10/01/42		87	$91,091
Federal National Mortgage Assoc.
1.250%	08/17/21		135	133,468
1.375%	10/07/21		540	534,626
1.500%	11/30/20		445	442,817
1.875%	09/24/26		132	130,655
2.125%	04/24/26		422	425,073
2.500%	TBA	(tt)	1,725	1,737,095
2.500%	TBA	(tt)	3,000	3,019,981
2.500%	02/05/24		11,648	11,998,009
2.500%	12/01/27		25	24,748
2.500%	09/01/31		518	522,658
2.500%	11/01/31		133	133,679
2.500%	09/01/32		1,339	1,349,641
2.500%	01/01/33		464	463,838
2.500%	01/01/33		548	548,136
2.500%	01/01/33		653	653,071
2.500%	01/01/33		668	668,463
2.500%	06/01/34		550	554,163
2.500%	04/01/37		4,147	4,154,630
2.500%	10/01/37		443	443,953
2.875%	09/12/23		427	444,718
3.000%	TBA	(tt)	175	178,440
3.000%	TBA	(tt)	1,400	1,427,521
3.000%	TBA	(tt)	7,100	7,160,600
3.000%	TBA	(tt)	7,550	7,614,440
3.000%	08/01/27		37	37,358
3.000%	08/01/27		37	38,113
3.000%	10/01/27		124	126,953
3.000%	11/01/27		43	44,022
3.000%	12/01/27		63	63,813
3.000%	01/01/28		60	60,703
3.000%	02/01/28		56	57,051
3.000%	03/01/28		57	57,679
3.000%	04/01/28		54	55,049
3.000%	05/01/28		63	64,124
3.000%	06/01/28		61	61,746
3.000%	07/01/28		57	57,766
3.000%	08/01/28		63	64,029
3.000%	09/01/28		65	65,947
3.000%	01/01/29		62	63,625
3.000%	03/01/29		63	64,465
3.000%	03/01/30		2,919	2,987,020
3.000%	08/01/32		23	23,450
3.000%	09/01/32		790	807,196
3.000%	12/01/32		374	382,494
3.000%	12/01/32		8,510	8,699,996
3.000%	03/01/33		134	137,039
3.000%	03/01/33		713	726,949
3.000%	05/01/33		527	537,144
3.000%	11/01/33		2,717	2,780,047
3.000%	10/01/42		377	383,787
3.000%	12/01/42		462	469,672
3.000%	01/01/43		408	415,512

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/01/43		261	$265,060
3.000%	12/01/46		2,503	2,535,188
3.000%	01/01/47		3,238	3,277,185
3.000%	03/25/48		4,838	4,934,571
3.500%	TBA	(tt)	100	103,219
3.500%	TBA	(tt)	7,200	7,361,156
3.500%	TBA	(tt)	7,775	7,949,026
3.500%	06/01/21		14	14,852
3.500%	04/01/26		981	1,012,182
3.500%	07/01/26		5	5,196
3.500%	10/01/30		212	219,190
3.500%	07/01/32		149	154,426
3.500%	07/01/32		1,485	1,540,472
3.500%	12/01/33		77	79,826
3.500%	03/01/34		383	395,414
3.500%	10/01/45		74	76,745
3.500%	07/01/46		1,464	1,513,367
3.500%	08/01/46		107	111,095
3.500%	12/01/46		43	44,735
3.500%	12/01/46		77	79,753
3.500%	05/01/47		180	187,767
3.500%	08/01/47		251	261,397
3.500%	11/01/47		492	512,328
3.500%	12/01/47		154	159,357
3.500%	12/01/47		1,209	1,249,631
3.500%	12/01/47		2,406	2,486,504
3.500%	01/01/48		1,443	1,491,216
3.500%	02/01/48		2,541	2,616,527
3.500%	03/01/48		343	356,556
3.500%	03/01/48		574	590,587
3.500%	04/01/48		129	134,176
3.500%	05/01/48		96	100,199
3.500%	05/01/48		241	250,606
3.500%	04/01/49		2,766	2,831,614
3.500%	10/01/56		1,570	1,613,154
3.500%	02/01/57		589	604,630
4.000%	TBA	(tt)	300	310,061
4.000%	11/01/31		101	105,618
4.000%	11/01/40		152	160,709
4.000%	10/01/43		331	350,517
4.000%	12/01/45		449	473,135
4.000%	02/01/46		36	38,600
4.000%	03/01/46		1,459	1,536,516
4.000%	03/01/46	(k)	1,519	1,601,091
4.000%	05/01/46		25	26,334
4.000%	05/01/46		222	235,078
4.000%	06/01/46		19	19,983
4.000%	07/01/46		25	26,780
4.000%	07/01/46		215	227,940
4.000%	08/01/46		226	238,747
4.000%	09/01/46		230	243,385
4.000%	10/01/46		199	210,982
4.000%	05/01/47		135	141,294
4.000%	06/01/47		17	17,946
4.000%	07/01/47		69	72,270
4.000%	08/01/47		47	49,050

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/47		23	$23,899
4.000%	12/01/47		22	23,195
4.000%	12/01/47		23	24,313
4.000%	12/01/47		286	298,034
4.000%	02/01/48		22	23,510
4.000%	03/01/48		24	25,622
4.000%	03/01/48		24	25,642
4.000%	04/01/48		21	21,848
4.000%	04/01/48		22	22,872
4.000%	04/01/48		23	24,071
4.000%	04/01/48		23	24,200
4.000%	04/01/48		23	24,363
4.000%	04/01/48		129	134,892
4.000%	04/01/48		2,078	2,169,920
4.000%	05/01/48		24	25,628
4.000%	05/01/48		64	67,112
4.000%	07/01/48		697	724,004
4.000%	07/01/48		2,327	2,416,742
4.000%	08/01/48		1,141	1,184,343
4.000%	09/01/48		2,423	2,514,275
4.000%	09/01/48		5,868	6,085,244
4.000%	10/01/48		1,083	1,119,144
4.000%	10/01/48		1,312	1,364,308
4.000%	12/01/48		1,550	1,602,652
4.500%	TBA	(tt)	3,500	3,657,329
4.500%	11/01/39		184	197,605
4.500%	12/01/40		160	171,822
4.500%	02/01/41		222	238,520
4.500%	08/01/44		58	60,492
4.500%	10/01/44		201	215,299
4.500%	10/01/45		223	238,555
4.500%	02/01/46		255	273,999
4.500%	06/01/46		117	123,933
4.500%	10/01/46		54	57,167
4.500%	11/01/46		59	62,253
4.500%	12/01/46		114	121,379
4.500%	01/01/47		73	77,200
4.500%	01/01/47		92	97,346
4.500%	02/01/47		82	86,039
4.500%	02/01/47		832	884,986
4.500%	07/01/48		533	560,539
4.500%	08/01/56		539	576,656
5.000%	06/01/39		278	303,813
5.000%	03/01/44		138	149,117
5.000%	08/01/48		144	153,054
5.000%	09/01/48		23	24,812
5.000%	11/01/48		1,000	1,058,418
5.000%	12/01/48		100	106,009
5.000%	01/01/49		200	212,079
5.000%	03/01/49		73	76,923
5.000%	08/01/56		492	538,815
5.253%	08/01/41		175	191,759
5.500%	04/01/39		578	642,472
5.500%	09/01/39		64	69,905
5.625%	07/15/37		299	421,605
6.000%	07/01/39		245	276,304

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	10/01/37		687	$790,546
6.500%	08/01/39		1,233	1,414,481
6.536%	02/01/39		179	195,058
6.625%	11/15/30		150	214,450
7.250%	05/15/30		416	613,557
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.733%, Floor 1.800%)
4.787%(c)	01/01/42		156	162,945
Federal National Mortgage Assoc., 12 Month LIBOR + 1.807% (Cap 8.532%, Floor 1.807%)
4.612%(c)	12/01/40		277	290,638
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.709%, Floor 1.818%)
4.933%(c)	02/01/42		78	81,720
Government National Mortgage Assoc.
3.000%	TBA	(tt)	1,200	1,226,297
3.000%	TBA	(tt)	5,075	5,186,214
3.000%	06/20/42		380	388,707
3.000%	01/20/43		470	480,695
3.000%	01/15/45		34	35,016
3.000%	01/15/45		40	40,613
3.000%	01/15/45		63	64,632
3.000%	01/15/45		67	68,573
3.000%	01/15/45		96	97,667
3.000%	02/15/45		47	48,020
3.000%	02/15/45		125	127,492
3.000%	02/15/45		216	220,852
3.000%	03/15/45		50	51,379
3.000%	03/15/45		59	60,498
3.000%	03/15/45		61	62,784
3.000%	03/15/45		92	93,721
3.000%	03/15/45		99	100,762
3.000%	03/15/45		118	120,026
3.000%	03/15/45		133	135,762
3.000%	03/15/45		170	173,812
3.000%	03/15/45		191	194,837
3.000%	03/15/45		221	225,995
3.000%	03/15/45		341	348,519
3.000%	03/15/45		362	369,911
3.000%	03/15/45		530	541,157
3.000%	05/15/45		146	149,305
3.000%	06/15/45		38	39,019
3.000%	06/15/45		45	46,060
3.000%	06/15/45		221	225,331
3.000%	07/15/45		61	62,658
3.000%	07/15/45		63	63,988
3.000%	07/15/45		65	66,830
3.000%	07/15/45		77	78,542
3.000%	07/15/45		78	79,964
3.000%	07/15/45		82	83,921
3.000%	07/15/45		134	136,847
3.000%	07/15/45		137	140,125
3.000%	07/15/45		183	186,828
3.000%	07/15/45		209	213,512
3.000%	07/15/45		378	386,104
3.000%	04/20/46		103	105,704

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	06/20/46		112	$114,930
3.000%	07/20/46		115	117,926
3.000%	09/20/46		63	64,364
3.000%	01/20/48		1,236	1,264,387
3.000%	02/20/48		1,361	1,392,283
3.000%	06/20/49		1,100	1,125,387
3.500%	TBA	(tt)	3,700	3,822,129
3.500%	TBA	(tt)	20,025	20,685,981
3.500%	09/20/40		9	9,253
3.500%	12/20/40		6	6,321
3.500%	11/20/41		3,665	3,831,035
3.500%	12/20/41		7	7,031
3.500%	04/20/42		134	140,016
3.500%	06/20/42		29	30,787
3.500%	08/20/42		35	36,540
3.500%	08/20/42		2,919	3,046,306
3.500%	09/20/42		251	262,262
3.500%	10/20/42		219	228,688
3.500%	12/20/42		8	8,790
3.500%	01/20/43		9	8,918
3.500%	01/20/43		54	56,228
3.500%	02/20/43		8	8,580
3.500%	05/20/43		17	17,789
3.500%	05/20/43		848	884,024
3.500%	06/20/43		115	120,234
3.500%	08/20/43		9	9,349
3.500%	09/20/43		9	9,659
3.500%	10/20/43		9	9,621
3.500%	12/20/43		8	8,429
3.500%	01/20/44		17	17,287
3.500%	03/20/44		8	8,727
3.500%	02/20/46		593	616,756
3.500%	04/20/46		37	38,518
3.500%	05/20/46		21	21,778
3.500%	05/20/46		24	25,204
3.500%	05/20/46		33	34,357
3.500%	05/20/46		35	36,634
3.500%	05/20/46		37	38,778
3.500%	05/20/46		53	54,356
3.500%	05/20/46		278	287,320
3.500%	05/20/46		359	371,623
3.500%	05/20/46		361	373,054
3.500%	05/20/46		548	566,929
3.500%	06/20/46		28	28,529
3.500%	06/20/46		32	32,668
3.500%	06/20/46		36	36,921
3.500%	06/20/46		40	41,485
3.500%	06/20/46		118	122,377
3.500%	06/20/46		324	335,458
3.500%	06/20/46		436	450,840
3.500%	06/20/46		1,402	1,449,504
3.500%	07/20/46		2,406	2,498,003
3.500%	09/20/48		1,541	1,592,320
3.500%	10/20/48		1,837	1,898,581
4.000%	TBA	(tt)	3,560	3,690,441
4.000%	TBA	(tt)	4,400	4,561,219

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/20/40	135	$142,558
4.000%	11/20/40	1,545	1,636,499
4.000%	01/20/41	1,397	1,479,499
4.000%	02/20/41	26	27,679
4.000%	03/20/41	561	594,702
4.000%	10/20/41	417	441,592
4.000%	05/20/42	120	126,401
4.000%	08/20/43	43	45,579
4.000%	10/20/43	3,182	3,358,030
4.000%	07/20/44	101	106,227
4.000%	10/20/44	250	262,960
4.000%	06/20/45	1,873	1,974,513
4.000%	08/20/45	551	580,437
4.000%	09/20/45	9	9,648
4.000%	10/20/45	9	9,909
4.000%	12/20/45	43	45,102
4.000%	01/20/46	34	36,042
4.000%	01/15/47	108	115,059
4.000%	01/15/47	110	116,486
4.000%	01/20/47	1,298	1,355,339
4.000%	07/20/47	77	79,983
4.000%	08/20/48	366	379,455
4.000%	09/20/48	1,784	1,849,283
4.000%	05/20/49	350	366,405
4.500%	04/20/35	30	31,126
4.500%	08/15/39	147	158,089
4.500%	09/15/39	638	686,078
4.500%	09/20/39	7	7,192
4.500%	10/15/39	11	11,955
4.500%	10/15/39	48	51,744
4.500%	11/15/39	25	26,763
4.500%	11/15/39	43	45,915
4.500%	11/20/39	3	3,636
4.500%	02/15/40	73	78,936
4.500%	03/15/40	88	95,316
4.500%	06/15/40	72	77,335
4.500%	06/15/40	639	689,209
4.500%	07/15/40	6	6,313
4.500%	10/15/40	12	12,787
4.500%	05/20/41	4	4,746
4.500%	05/20/41	20	20,941
4.500%	06/20/41	19	19,787
4.500%	08/20/41	1,173	1,251,516
4.500%	11/20/41	4	4,434
4.500%	02/20/42	4	4,354
4.500%	05/20/42	31	32,648
4.500%	06/20/43	6	6,237
4.500%	06/20/44	6	6,576
4.500%	10/20/44	6	6,218
4.500%	01/20/45	6	5,922
4.500%	03/20/46	11	11,123
4.500%	05/20/46	8	8,647
4.500%	08/20/46	11	11,254
4.500%	09/20/46	11	11,284
4.500%	02/20/47	12	12,882
4.500%	04/20/47	4,126	4,334,154

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	11/15/33	7	$7,629
5.000%	05/15/34	248	265,699
5.000%	06/15/40	104	113,867
6.000%	05/15/40	638	729,460

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $296,813,851)			299,902,139

U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Bonds
2.250%	08/15/46	1,133	1,070,419
2.500%	02/15/45	2,767	2,756,516
2.500%	02/15/46	8,512	8,467,445
2.500%	05/15/46	1,215	1,207,976
2.750%	08/15/42	43	45,121
2.750%	11/15/42	999	1,047,233
2.750%	08/15/47	975	1,017,580
2.750%	11/15/47	848	885,133
2.875%	05/15/43	1,739	1,859,915
2.875%	08/15/45	1,101	1,176,737
2.875%	11/15/46	591	632,485
2.875%	05/15/49	6,098	6,542,011
3.000%	11/15/44	1,659	1,812,458
3.000%	05/15/45	193	211,056
3.000%	11/15/45	540	590,963
3.000%	02/15/47	936	1,026,492
3.000%	05/15/47	807	883,823
3.000%	02/15/48	285	312,220
3.000%	08/15/48	754	826,926
3.000%	02/15/49	13,044	14,325,981
3.125%	02/15/42	871	974,023
3.125%	02/15/43	1,030	1,148,530
3.125%	08/15/44	20,939	23,360,890
3.125%	05/15/48	1,280	1,436,300
3.375%	05/15/44	868	1,008,643
3.375%	11/15/48	1,893	2,228,342
3.500%	02/15/39	292	346,853
3.625%	08/15/43	19	22,934
3.625%	02/15/44	162	195,754
3.750%	11/15/43	58,288	71,753,438
3.875%	08/15/40	1,027	1,282,707
4.250%	11/15/40	23	30,178
4.375%	02/15/38	536	708,546
4.375%	05/15/40	954	1,270,162
4.375%	05/15/41	779	1,040,208
4.500%	05/15/38	366	491,670
4.625%	02/15/40	2,600	3,569,820
4.750%	02/15/41	775	1,084,425
5.000%	05/15/37	9	12,689
5.250%	11/15/28	897	1,147,144
5.250%	02/15/29	25	32,108
6.125%	11/15/27	651	860,948
7.875%	02/15/21	1,198	1,313,074
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	1,591	1,575,838
0.125%	01/15/22	1,468	1,458,923

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.125%	04/15/22	1,549	$1,536,954
0.125%	07/15/22	1,514	1,509,265
0.125%	01/15/23	1,521	1,512,879
0.125%	07/15/24	1,479	1,476,465
0.125%	07/15/26	1,251	1,242,410
0.250%	01/15/25	1,483	1,484,369
0.375%	07/15/23	1,509	1,521,248
0.375%	07/15/25	1,481	1,497,096
0.375%	01/15/27	1,241	1,249,806
0.375%	07/15/27	1,227	1,238,163
0.500%	04/15/24	821	831,562
0.500%	01/15/28	1,217	1,236,453
0.625%	07/15/21	1,330	1,338,618
0.625%	04/15/23	1,518	1,535,601
0.625%	01/15/24	1,504	1,530,222
0.625%	01/15/26	1,334	1,366,005
0.625%	02/15/43	498	482,464
0.750%	07/15/28	1,195	1,244,563
0.750%	02/15/42	673	675,041
0.750%	02/15/45	836	827,201
0.875%	01/15/29	1,188	1,249,954
0.875%	02/15/47	603	614,468
1.000%	02/15/46	614	643,745
1.000%	02/15/48	590	621,044
1.000%	02/15/49	272	287,717
1.125%	01/15/21	1,253	1,262,541
1.250%	07/15/20	1,095	1,102,100
1.375%	02/15/44	751	851,898
1.750%	01/15/28	572	640,927
2.000%	01/15/26	709	788,884
2.125%	02/15/40	301	385,548
2.125%	02/15/41	383	492,755
2.375%	01/15/25	974	1,088,577
2.375%	01/15/27	571	659,755
2.500%	01/15/29	551	662,559
3.375%	04/15/32	223	305,492
3.625%	04/15/28	895	1,149,161
3.875%	04/15/29	586	783,973
U.S. Treasury Notes
1.125%	08/31/21	2,171	2,142,166
1.125%	09/30/21	1,704	1,681,502
1.250%	01/31/20	1,510	1,502,568
1.250%	03/31/21	1,749	1,732,603
1.250%	10/31/21	2,075	2,051,899
1.375%	03/31/20	23,619	23,503,673
1.375%	04/30/20	14,544	14,467,303
1.375%	08/31/20	2,134	2,120,829
1.375%	09/30/20	1,664	1,653,340
1.375%	10/31/20	1,656	1,645,262
1.375%	01/31/21	2,272	2,256,025
1.375%	05/31/21	1,485	1,473,863
1.500%	02/28/23	808	801,530
1.500%	08/15/26	1,896	1,847,785
1.625%	10/15/20	3,778	3,765,899
1.625%	11/30/20	1,665	1,659,732
1.625%	11/15/22	1	997
1.625%	10/31/23	1,741	1,732,295

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.625%	02/15/26	1,136	$1,119,404
1.625%	05/15/26	1,066	1,049,571
1.750%	11/15/20	1,255	1,253,137
1.750%	12/31/20	2,066	2,063,256
1.750%	11/30/21	582	581,782
1.750%	02/28/22	1	1,001
1.750%	03/31/22	1,289	1,289,806
1.750%	04/30/22	539	539,463
1.750%	05/15/22	1,260	1,261,436
1.750%	06/15/22	484	484,681
1.750%	06/30/22	416	416,520
1.750%	09/30/22	1,883	1,884,324
1.750%	01/31/23	849	849,597
1.750%	05/15/23	1,758	1,758,961
1.875%	12/31/19	4,884	4,879,994
1.875%	02/28/22	1,344	1,348,988
1.875%	03/31/22	2,357	2,367,404
1.875%	04/30/22	2,297	2,306,242
1.875%	07/31/22	525	527,358
1.875%	08/31/22	1,875	1,883,423
1.875%	09/30/22	2,065	2,075,164
2.000%	11/30/20	870	871,801
2.000%	01/15/21	459	460,148
2.000%	11/15/21	1	1,007
2.000%	12/31/21	2,368	2,383,910
2.000%	11/30/22	1,382	1,394,470
2.000%	02/15/23	1,718	1,734,240
2.000%	04/30/24	1,277	1,290,917
2.000%	05/31/24	1,696	1,715,941
2.000%	02/15/25	832	840,450
2.000%	08/15/25	2,000	2,019,141
2.000%	11/15/26	1,174	1,183,346
2.125%	01/31/21	1	804
2.125%	05/31/21	1,387	1,396,427
2.125%	08/15/21	1	1,008
2.125%	05/15/22	392	396,410
2.125%	06/30/22	3,124	3,160,853
2.125%	12/31/22	44	44,600
2.125%	02/29/24	1,176	1,195,386
2.125%	03/31/24	11,008	11,192,040
2.125%	09/30/24	1	1,017
2.125%	11/30/24	1,249	1,270,467
2.125%	05/15/25	33,352	33,914,815
2.250%	03/31/21	1,810	1,824,070
2.250%	04/30/21	1,793	1,808,058
2.250%	04/15/22	8,172	8,287,238
2.250%	12/31/23	1,375	1,404,648
2.250%	01/31/24	1,390	1,420,135
2.250%	04/30/24	1,216	1,243,598
2.250%	10/31/24	1,574	1,610,706
2.250%	11/15/24	586	599,643
2.250%	11/15/25	2,096	2,146,517
2.250%	03/31/26	1,377	1,410,995
2.250%	02/15/27	35,189	36,060,477
2.250%	08/15/27	3,903	3,997,678
2.250%	11/15/27	10,450	10,698,187
2.375%	02/29/24	1,060	1,089,854

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.375%	08/15/24		19,577	$20,150,545
2.375%	05/15/27		1,789	1,849,588
2.375%	05/15/29	(a)	1,356	1,401,288
2.500%	12/31/20		2,679	2,704,953
2.500%	01/31/21		9,073	9,167,983
2.500%	02/28/21		4,254	4,301,359
2.500%	01/15/22		4,016	4,091,927
2.500%	02/15/22		15,410	15,712,782
2.500%	03/31/23		1,781	1,830,673
2.500%	08/15/23		1,920	1,977,975
2.500%	01/31/24		1,761	1,818,783
2.500%	05/15/24		2,220	2,296,226
2.500%	01/31/25		1,394	1,445,622
2.500%	02/28/26		7,329	7,623,019
2.625%	07/31/20		2,198	2,214,142
2.625%	08/31/20		1,059	1,067,687
2.625%	11/15/20		155	156,592
2.625%	12/15/21		6,302	6,440,102
2.625%	06/30/23		1,813	1,875,251
2.625%	12/31/23		4,517	4,687,093
2.625%	12/31/25		5,861	6,138,253
2.625%	01/31/26		4,061	4,254,056
2.625%	02/15/29		17,349	18,295,063
2.750%	09/30/20		1,097	1,108,484
2.750%	11/30/20		3,056	3,094,200
2.750%	04/30/23		1,876	1,946,350
2.750%	07/31/23		681	707,974
2.750%	02/15/24		1	1,044
2.750%	08/31/25		1,424	1,499,761
2.750%	02/15/28		6,998	7,440,842
2.875%	10/31/20		1,317	1,334,131
2.875%	10/15/21		2,605	2,671,244
2.875%	09/30/23		2,772	2,899,880
2.875%	10/31/23		1,943	2,034,154
2.875%	05/31/25		1,263	1,337,349
2.875%	05/15/28		1,160	1,245,595
2.875%	08/15/28		1,640	1,762,359
3.000%	10/31/25		1,974	2,110,098
3.125%	11/15/28		18,461	20,248,688

TOTAL U.S. TREASURY OBLIGATIONS (cost $591,355,036)				612,975,020

TOTAL LONG-TERM INVESTMENTS (cost $4,044,130,009)				4,306,992,903

			Shares

SHORT-TERM INVESTMENTS — 13.8%
AFFILIATED MUTUAL FUNDS — 13.4%
PGIM Core Ultra Short Bond Fund(w)			452,511,168	452,511,168
PGIM Institutional Money Market Fund (cost $184,006,178; includes $183,645,615 of cash collateral for securities on loan)(b)(w)			183,965,527	184,020,717

TOTAL AFFILIATED MUTUAL FUNDS (cost $636,517,346)				636,531,885

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
2.112%	09/26/19	310	$308,446
2.285%	09/05/19	600	597,698
2.319%	08/22/19	340	338,969
2.324%	08/29/19	2,270	2,262,188
2.380%	08/01/19	2,100	2,096,365
2.384%	07/25/19	6,860	6,851,082
2.384%	08/08/19	2,060	2,055,518
2.388%	08/08/19	4,680	4,669,817
2.390%	07/18/19	160	159,845

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,334,023)			19,339,928

TOTAL SHORT-TERM INVESTMENTS (cost $655,851,369)			655,871,813

TOTAL INVESTMENTS — 104.7% (cost $4,699,981,378)			4,962,864,716
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (4.7)%			(223,206,262)

NET ASSETS — 100.0%			$4,739,658,454

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,856,291 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,716,261; cash collateral of $183,645,615 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2019.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 77,585,000 is 1.6% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at June 30, 2019:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
BCPE Empire Holdings, Inc., First Lien Delayed Draw Term Loan , 1 Month LIBOR + 4.000%, 6.402%, Maturity Date 6/11/2026 (cost $20,365)^	21	$20,467	$102	$—
United PF Holdings LLC, Senior Secured First Lien Delayed Draw Term Loan , 1 Month LIBOR + 4.500%, 6.901%, Maturity Date 6/10/2026 (cost $7,746)	8	7,814	68	—

		$28,281	$170	$—

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date		Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	(tt)	07/18/19	(100)	$(100,701)
Federal National Mortgage Assoc.	5.000%	TBA	(tt)	07/15/19	(100)	(105,705)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $208,660)						$(206,406)

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
43	10 Year U.S. Treasury Notes	Sep. 2019	$5,502,656	$6,156
960	Mini MSCI EAFE Index	Sep. 2019	92,318,400	1,566,230
2,293	Mini MSCI Emerging Markets Index	Sep. 2019	120,772,310	4,431,225
1,429	S&P 500 E-Mini Index	Sep. 2019	210,363,090	3,266,176

				9,269,787

Short Positions:
46	2 Year U.S.Treasury Notes	Sep. 2019	9,898,266	(12,391)
78	5 Year U.S.Treasury Notes	Sep. 2019	9,216,187	(119,687)
33	10 Year U.S. Ultra Treasury Notes	Sep. 2019	4,558,125	(58,555)
5	20 Year U.S. Treasury Bonds	Sep. 2019	777,969	(8,000)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	177,563	719

				(197,914)

				$9,071,873

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$19,507,305

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,561,125,057	$1,126,450,333	$—
Exchange-Traded Funds	62,649,299	—	—
Preferred Stocks	1,980,968	6,684,757	—
Asset-Backed Securities
Automobiles	—	4,010,364	—
Consumer Loans	—	7,210,743	—
Home Equity Loans	—	482,212	—
Other	—	8,221,214	—
Residential Mortgage-Backed Securities	—	5,072,953	—
Student Loans	—	496,775	—
Bank Loans	—	49,357,937	4,835,824
Commercial Mortgage-Backed Securities	—	71,559,764	—
Corporate Bonds	—	426,246,998	—
Municipal Bonds	—	2,397,450	—
Residential Mortgage-Backed Securities	—	50,804,007	—
Sovereign Bonds	—	4,529,089	—
U.S. Government Agency Obligations	—	299,902,139	—
U.S. Treasury Obligations	—	632,314,948	—
Affiliated Mutual Funds	636,531,885	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Unfunded Loan Commitments	$—	$7,814	$20,467
Forward Commitment Contracts	—	(206,406)	—
Futures Contracts	9,071,873	—	—

Total	$2,271,359,082	$2,695,543,091	$4,856,291

*

Other financial instruments are derivative, with the exception of unfunded loan commitments and forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Unfunded loan commitments and forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (3.9% represents investments purchased with collateral from securities on loan)	13.4%
U.S. Treasury Obligations	13.3
U.S. Government Agency Obligations	6.3
Banks	5.8
Insurance	4.1
Software	3.2
IT Services	3.0
Oil, Gas & Consumable Fuels	2.5
Pharmaceuticals	2.4
Equity Real Estate Investment Trusts (REITs)	2.2
Machinery	2.1
Capital Markets	2.0
Health Care Equipment & Supplies	1.7
Food Products	1.7
Chemicals	1.7
Electric Utilities	1.6
Semiconductors & Semiconductor Equipment	1.5
Commercial Mortgage-Backed Securities	1.5
Biotechnology	1.5
Aerospace & Defense	1.4
Exchange-Traded Funds	1.3
Internet & Direct Marketing Retail	1.3
Residential Mortgage-Backed Securities	1.2
Interactive Media & Services	1.2
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.0
Health Care Providers & Services	1.0
Media	0.9
Electronic Equipment, Instruments & Components	0.9
Specialty Retail	0.8
Beverages	0.8
Commercial Services & Supplies	0.7
Food & Staples Retailing	0.7
Metals & Mining	0.7
Pipelines	0.7
Diversified Telecommunication Services	0.7
Real Estate Investment Trusts (REITs)	0.6
Electric	0.6
Technology Hardware, Storage & Peripherals	0.6
Road & Rail	0.6
Professional Services	0.6
Tobacco	0.6
Textiles, Apparel & Luxury Goods	0.6

Automobiles	0.6%
Real Estate Management & Development	0.5
Communications Equipment	0.5
Construction Materials	0.5
Building Products	0.5
Oil & Gas	0.5
Telecommunications	0.5
Trading Companies & Distributors	0.4
Electrical Equipment	0.4
Multi-Utilities	0.4
Household Durables	0.4
Household Products	0.4
Personal Products	0.4
Auto Components	0.3
Auto Manufacturers	0.3
Gas Utilities	0.3
Construction & Engineering	0.3
Consumer Finance	0.3
Retail	0.3
Entertainment	0.3
Life Sciences Tools & Services	0.3
Healthcare-Services	0.3
Independent Power & Renewable Electricity Producers	0.2
Wireless Telecommunication Services	0.2
Energy Equipment & Services	0.2
Diversified Consumer Services	0.2
Industrial Conglomerates	0.2
Agriculture	0.2
Airlines	0.2
Thrifts & Mortgage Finance	0.2
Computers	0.2
Transportation Infrastructure	0.2
Other	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Consumer Loans	0.1
Foods	0.1
Multiline Retail	0.1
Air Freight & Logistics	0.1
Leisure Products	0.1
Gas	0.1
Containers & Packaging	0.1
Sovereign Bonds	0.1
Paper & Forest Products	0.1
Commercial Services	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Healthcare-Products	0.1%
Electronics	0.1
Lodging	0.1
Packaging & Containers	0.1
Municipal Bonds	0.1
Health Care Technology	0.0	*
Machinery-Diversified	0.0	*
Building Materials	0.0	*
Transportation	0.0	*
Marine	0.0	*
Internet	0.0	*
Trucking & Leasing	0.0	*
Mining	0.0	*
Miscellaneous Manufacturing	0.0	*
Home Builders	0.0	*
Investment Companies	0.0	*
Leisure Time	0.0	*
Distribution/Wholesale	0.0	*
Engineering & Construction	0.0	*
Semiconductors	0.0	*
Machinery-Construction & Mining	0.0	*
Student Loans	0.0	*

Home Equity Loans	0.0	*%
Office Furnishings	0.0	*
Environmental Control	0.0	*
Real Estate	0.0	*
Advertising	0.0	*
Private Equity	0.0	*
Energy-Alternate Sources	0.0	*
Food Service	0.0	*
Metal Fabricate/Hardware	0.0	*
Home Furnishings	0.0	*
Holding Companies-Diversified	0.0	*
Coal	0.0	*
Oil & Gas Services	0.0	*
Household Products/Wares	0.0	*
Auto Parts & Equipment	0.0	*

	104.7
Liabilities in excess of other assets	(4.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$9,263,631	*	—	$—
Interest rate contracts	Due from/to broker-variation margin futures	6,875	*	Due from/to broker-variation margin futures	198,633	*

		$9,270,506			$198,633

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$916	$20,341,785
Interest rate contracts	—	(918,484)

Total	$916	$19,423,301

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$1,901	$12,781,231
Interest rate contracts	—	423,516

Total	$1,901	$13,204,747

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)
$330,875,387	$26,333,802

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$180,716,261	$(180,716,261)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $180,716,261:
Unaffiliated investments (cost $4,063,464,032)	$4,326,332,831
Affiliated investments (cost $636,517,346)	636,531,885
Foreign currency, at value (cost $31,899)	31,877
Receivable for investments sold	155,968,244
Dividends and interest receivable	13,177,022
Tax reclaim receivable	6,870,750
Due from broker-variation margin futures	1,004,629
Receivable from affiliate	118,439
Receivable for Portfolio shares sold	96,873
Unrealized appreciation on unfunded loan commitments	170
Prepaid expenses and other assets	48,689

Total Assets	5,140,181,409

LIABILITIES
Payable for investments purchased	210,070,278
Payable to broker for collateral for securities on loan	183,645,615
Payable to affiliate	3,244,988
Payable for Portfolio shares repurchased	1,166,288
Management fee payable	1,099,515
Accrued expenses and other liabilities	882,199
Forward commitment contracts, at value (proceeds receivable $208,660)	206,406
Distribution fee payable	193,783
Payable to custodian	13,514
Affiliated transfer agent fee payable	369

Total Liabilities	400,522,955

NET ASSETS	$4,739,658,454

Net assets were comprised of:
Partners Equity	$4,739,658,454

Net asset value and redemption price per share, $4,739,658,454 / 307,901,531 outstanding shares of beneficial interest	$15.39

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,848,390 foreign withholding tax, of which $309,355 is reimbursable by an affiliate)	$36,276,008
Interest income	21,835,005
Affiliated dividend income	7,613,243
Income from securities lending, net (including affiliated income of $312,049)	526,408

Total income	66,250,664

EXPENSES
Management fee	14,870,400
Distribution fee	5,693,530
Custodian and accounting fees	581,749
Trustees’ fees	31,262
Audit fee	25,984
Legal fees and expenses	12,962
Shareholders’ reports	10,622
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	57,606

Total expenses	21,287,590
Less: Fee waiver and/or expense reimbursement	(455,482)

Net expenses	20,832,108

NET INVESTMENT INCOME (LOSS)	45,418,556

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $47,343)	51,592,846
Futures transactions	19,423,301
Foreign currency transactions	(51,769)

70,964,378

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $37,245)	392,622,938
Futures	13,204,747
Foreign currencies	84,082
Unfunded loan commitment	170

405,911,937

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	476,876,315

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$522,294,871

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$45,418,556	$80,380,602
Net realized gain (loss) on investment and foreign currency transactions	70,964,378	103,562,051
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	405,911,937	(562,122,722)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	522,294,871	(378,180,069)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [15,047,232 and 4,298,818 shares, respectively]	215,597,420	60,860,531
Portfolio shares repurchased [8,966,321 and 59,601,454 shares, respectively]	(133,499,606)	(852,533,803)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	82,097,814	(791,673,272)

CAPITAL CONTRIBUTIONS	41,757	1,360,483

TOTAL INCREASE (DECREASE)	604,434,442	(1,168,492,858)
NET ASSETS:
Beginning of period	4,135,224,012	5,303,716,870

End of period	$4,739,658,454	$4,135,224,012

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 91.0%
AFFILIATED MUTUAL FUNDS	Shares	Value
AST AB Global Bond Portfolio*	53,874,876	$621,177,322
AST AQR Emerging Markets Equity Portfolio*	207,196	2,359,959
AST AQR Large Cap Core Portfolio*	13,747,023	260,781,025
AST BlackRock/Loomis Sayles Bond Portfolio*	22,897,640	331,099,877
AST ClearBridge Dividend Growth Portfolio*	7,415,562	148,904,493
AST Goldman Sachs Global Income Portfolio*	25,906,288	297,404,189
AST Goldman Sachs Small-Cap Value Portfolio*	1,337,143	31,543,200
AST High Yield Portfolio*	1,321,685	14,446,015
AST Hotchkis & Wiley Large-Cap Value Portfolio*	2,425,739	74,057,822
AST International Growth Portfolio*	8,125,597	152,761,228
AST International Value Portfolio*	6,993,598	139,662,147
AST Jennison Large-Cap Growth Portfolio*	2,420,360	89,311,297
AST Loomis Sayles Large-Cap Growth Portfolio*	2,518,170	148,899,388
AST MFS Growth Portfolio*	3,022,154	91,994,372
AST MFS Large-Cap Value Portfolio*	7,992,029	170,629,819
AST Mid-Cap Growth Portfolio*	1,389,667	15,869,996
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	238,455	7,916,692
AST Parametric Emerging Markets Equity Portfolio*	195,958	1,861,597
AST PIMCO Dynamic Bond Portfolio*	10,244,469	102,239,796
AST Prudential Core Bond Portfolio*	67,870,653	884,354,609
AST QMA International Core Equity Portfolio*	10,219,356	123,552,013
AST QMA Large-Cap Portfolio*	13,631,053	271,394,272
AST Small-Cap Growth Opportunities Portfolio*	1,304,019	29,223,069
AST Small-Cap Growth Portfolio*	617,705	32,015,642
AST Small-Cap Value Portfolio*	926,799	25,069,915
AST T. Rowe Price Large-Cap Growth Portfolio*	2,696,606	114,578,802
AST T. Rowe Price Large-Cap Value Portfolio*	10,280,132	162,323,291
AST Templeton Global Bond Portfolio*	131,266	1,527,941
AST WEDGE Capital Mid-Cap Value Portfolio*	325,737	8,022,893
AST Wellington Mangement Global Bond Portfolio*	63,798,681	745,168,593

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
AST Western Asset Core Plus Bond Portfolio*	52,620,864	$712,486,501
AST Western Asset Emerging Markets Debt Portfolio*	1,654,176	19,618,532

TOTAL LONG-TERM INVESTMENTS (cost $4,928,741,585)(w)		5,832,256,307

SHORT-TERM INVESTMENTS — 8.7%
AFFILIATED MUTUAL FUND — 8.5%
PGIM Core Ultra Short Bond Fund (cost $545,388,479)(w)	545,388,479	545,388,479

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills 2.179%	09/19/19	10,400	10,351,983

(cost $10,350,080)
TOTAL SHORT-TERM INVESTMENTS (cost $555,738,559)			555,740,462

TOTAL INVESTMENTS — 99.7% (cost $5,484,480,144)			6,387,996,769
OTHER ASSETS IN EXCESS OF LIABILITIES(Z) — 0.3%			18,298,749

NET ASSETS — 100.0%			$6,406,295,518

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5522	Year U.S.Treasury Notes	Sep. 2019	$118,779,188	$766,403
1,400	10 Year U.S. Treasury Notes	Sep. 2019	179,156,250	3,372,035
36	CAC40 10 Euro	Jul. 2019	2,264,967	22,105
22	DAX Index	Sep. 2019	7,747,518	63,791

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
245	Euro STOXX 50 Index	Sep. 2019	$9,655,913	$132,330
38	FTSE 100 Index	Sep. 2019	3,556,151	(11,842)
60	Mini MSCI EAFE Index	Sep. 2019	5,769,900	103,156
79	Russell 2000 E-Mini Index	Sep. 2019	6,190,045	115,735
566	S&P 500 E-Mini Index	Sep. 2019	83,320,860	1,349,825
63	S&P 500 Index	Sep. 2019	46,371,150	750,896
35	TOPIX Index	Sep. 2019	5,035,014	(16,365)

				$6,648,069

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$71,202	$10,351,983

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,377,644,786	$—	$—
U.S. Treasury Obligation	—	10,351,983	—
Other Financial Instruments*
Futures Contracts	6,648,069	—	—

Total	$6,384,292,855	$10,351,983	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Core Bond	57.7%
Large/Mid-Cap Growth	15.5
Ultra Short Bond	8.5
Large/Mid-Cap Value	6.6
International Value	4.1
International Growth	2.4
Large/Mid-Cap Blend	2.3
Small-Cap Growth	1.0
Small-Cap Value	0.9

Emerging Markets	0.3%
High Yield	0.2
U.S. Treasury Obligations	0.2

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$2,537,838	*	Due from/to broker — variation margin futures	$28,207	*
Interest rate contracts	Due from/to broker — variation margin futures	4,138,438	*	—	—

		$6,676,276			$28,207

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$16,575,193
Interest rate contracts	6,565,830

Total	$23,141,023

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$7,935,727
Interest rate contracts	890,892

Total	$8,826,619

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)
$428,863,349

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Affiliated investments (cost $5,474,130,064)	$6,377,644,786
Unaffiliated investments (cost $10,350,080)	10,351,983
Foreign currency, at value (cost $19,435,707)	19,645,568
Due from broker-variation margin futures	914,243
Receivable for Portfolio shares sold	409,208
Deposit with broker for centrally cleared/exchange-traded derivatives	71,202
Prepaid expenses	672

Total Assets	6,409,037,662

LIABILITIES
Payable for Portfolio shares repurchased	2,238,447
Management fee payable	359,475
Accrued expenses and other liabilities	143,853
Affiliated transfer agent fee payable	369

Total Liabilities	2,742,144

NET ASSETS	$6,406,295,518

Net assets were comprised of:
Partners Equity	$6,406,295,518

Net asset value and redemption price per share, $6,406,295,518 / 369,831,512 outstanding shares of beneficial interest	$17.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$6,774,089
Interest income	68,701

Total income	6,842,790

EXPENSES
Management fee	4,631,859
Custodian and accounting fees	163,691
Trustees’ fees	39,888
Legal fees and expenses	15,689
Audit fee	12,992
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Shareholders’ reports	3,026
Miscellaneous	16,232

Total expenses	4,886,854
Less: Fee waiver and/or expense reimbursement	(51,497)

Net expenses	4,835,357

NET INVESTMENT INCOME (LOSS)	2,007,433

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $119,161,490)	119,161,621
Futures transactions	23,141,023
Foreign currency transactions	42,662

142,345,306

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $438,623,768)	438,625,251
Futures	8,826,619
Foreign currencies	125,340

447,577,210

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	589,922,516

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$591,929,949

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,007,433	$1,844,854
Net realized gain (loss) on investment and foreign currency transactions	142,345,306	287,389,759
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	447,577,210	(461,594,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	591,929,949	(172,359,934)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [11,803,752 and 6,873,418 shares, respectively]	192,417,727	109,953,424
Portfolio shares repurchased [12,635,625 and 68,381,519 shares, respectively]	(211,325,829)	(1,100,479,347)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(18,908,102)	(990,525,923)

CAPITAL CONTRIBUTIONS	81	3,347

TOTAL INCREASE (DECREASE)	573,021,928	(1,162,882,510)
NET ASSETS:
Beginning of period	5,833,273,590	6,996,156,100

End of period	$6,406,295,518	$5,833,273,590

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 86.5%
COMMON STOCKS — 64.3%	Shares	Value
Aerospace & Defense — 1.5%
AAR Corp.	53,100	$1,953,549
Aerojet Rocketdyne Holdings, Inc.*(a)	17,100	765,567
Airbus SE (France)	78,114	11,083,961
Arconic, Inc.	1,802,100	46,530,222
Astronics Corp.*	40,900	1,644,998
Curtiss-Wright Corp.	110,800	14,086,004
Dassault Aviation SA (France)	338	487,074
Ducommun, Inc.*	6,400	288,448
General Dynamics Corp.	169,200	30,763,944
Korea Aerospace Industries Ltd. (South Korea)	1,913	59,684
Lockheed Martin Corp.	144,100	52,386,114
Moog, Inc. (Class A Stock)	18,900	1,769,229
MTU Aero Engines AG (Germany)	71,557	17,073,627
QinetiQ Group PLC (United Kingdom)	844,702	2,999,548
Spirit AeroSystems Holdings, Inc. (Class A Stock)	281,300	22,889,381
Teledyne Technologies, Inc.*	49,400	13,529,178
United Technologies Corp.	421,100	54,827,220
Vectrus, Inc.*	42,100	1,707,576
Wesco Aircraft Holdings, Inc.*	236,300	2,622,930

		277,468,254

Air Freight & Logistics — 0.1%
Cia de Distribucion Integral Logista Holdings SA (Spain)	8,998	204,097
Deutsche Post AG (Germany)	250,410	8,233,125
Hub Group, Inc. (Class A Stock)*	96,100	4,034,278
Hyundai Glovis Co. Ltd. (South Korea)	488	68,040
Royal Mail PLC (United Kingdom)	296,658	799,148
SG Holdings Co. Ltd. (Japan)	120,600	3,420,173

		16,758,861

Airlines — 0.2%
Deutsche Lufthansa AG (Germany)	397,946	6,812,280
InterGlobe Aviation Ltd. (India), 144A	2,396	54,078
Japan Airlines Co. Ltd. (Japan)	14,900	476,095
JetBlue Airways Corp.*	1,239,900	22,925,751
Singapore Airlines Ltd. (Singapore)	71,800	492,289
Southwest Airlines Co.	89,500	4,544,810
Spirit Airlines, Inc.*	34,700	1,656,231
Turk Hava Yollari AO (Turkey)*	350,824	781,137

		37,742,671

Auto Components — 0.4%
AB Dynamics PLC (United Kingdom)	21,726	711,292
Adient PLC(a)	151,100	3,667,197
ARB Corp. Ltd. (Australia)	15,893	203,092
Bridgestone Corp. (Japan)	24,700	974,227
CIE Automotive SA (Spain)	9,294	269,439
Cie Generale des Etablissements Michelin SCA (France)	127,211	16,116,593

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Dana, Inc.	1,341,400	$26,747,516
Delphi Technologies PLC	171,400	3,428,000
Dometic Group AB (Sweden), 144A	90,275	904,892
Goodyear Tire & Rubber Co. (The)	129,700	1,984,410
Hankook Tire & Technology Co. Ltd. (South Korea)	9,808	298,257
Hyundai Mobis Co. Ltd. (South Korea)	4,547	927,529
Keihin Corp. (Japan)	85,300	1,224,550
Modine Manufacturing Co.*	29,100	416,421
Nissin Kogyo Co. Ltd. (Japan)	84,900	1,168,922
Showa Corp. (Japan)	237,400	3,208,358
Tower International, Inc.	38,300	746,850
Toyota Industries Corp. (Japan)	18,400	1,016,532
TS Tech Co. Ltd. (Japan)	57,800	1,578,177

		65,592,254

Automobiles — 0.7%
Bajaj Auto Ltd. (India)	17,685	724,819
Ferrari NV (Italy)	15,994	2,593,405
Fiat Chrysler Automobiles NV (United Kingdom)	539,831	7,516,899
Ford Motor Co.	3,533,500	36,147,705
Geely Automobile Holdings Ltd. (China)	439,000	749,625
General Motors Co.(a)	818,900	31,552,217
Hyundai Motor Co. (South Korea)	7,422	898,744
Isuzu Motors Ltd. (Japan)	18,100	206,318
Kia Motors Corp. (South Korea)	83,328	3,173,418
Mazda Motor Corp. (Japan)	76,300	796,957
Peugeot SA (France)	792,920	19,541,536
Piaggio & C SpA (Italy)	190,489	560,743
Renault SA (France)	12,098	761,125
Thor Industries, Inc.(a)	224,900	13,145,405
Toyota Motor Corp. (Japan)	88,800	5,523,327
Volkswagen AG (Germany)	4,487	771,560

		124,663,803

Banks — 4.1%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	69,610	157,295
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,487,000	1,459,367
AIB Group PLC (Ireland)	205,318	841,016
Akbank T.A.S. (Turkey)*	721,229	847,786
Associated Banc-Corp.	583,300	12,330,962
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,057,883	17,081,432
Banco Bradesco SA (Brazil)	30,476	266,827
Banco do Brasil SA (Brazil)	153,700	2,152,629
Banco Macro SA (Argentina), ADR	23,334	1,699,882
Banco Santander Brasil SA (Brazil), UTS	96,500	1,152,235
Bancolombia SA (Colombia)	6,324	76,042
Bancorp, Inc. (The)*	94,300	841,156
Bank Leumi Le-Israel BM (Israel)	1,189,023	8,582,044
Bank Mandiri Persero Tbk PT (Indonesia)	711,800	404,568

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of America Corp.	3,635,800	$105,438,200
Bank of Chengdu Co. Ltd. (China) (Class A Stock)	56,900	73,175
Bank of China Ltd. (China) (Class H Stock)	3,830,000	1,618,105
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,578,000	1,956,866
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	59,612	72,281
Bank of Ireland Group PLC (Ireland)	120,030	627,027
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	66,000	69,764
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	64,000	77,030
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	70,300	2,387,388
Bank OZK	84,800	2,551,632
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,408,300	434,949
Banque Cantonale Vaudoise (Switzerland)	1,854	1,444,677
Barclays PLC (United Kingdom)	6,364,893	12,127,698
BAWAG Group AG (Austria), 144A*	56,695	2,380,824
BNK Financial Group, Inc. (South Korea)	319,758	2,072,056
BNP Paribas SA (France)	147,473	7,006,157
BOC Hong Kong Holdings Ltd. (China)	493,500	1,940,859
Boston Private Financial Holdings, Inc.	136,000	1,641,520
BPER Banca (Italy)	53,506	218,190
Cadence BanCorp	219,300	4,561,440
Cathay General Bancorp	28,000	1,005,480
Chemical Financial Corp.(a)	77,800	3,198,358
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	2,441,000	1,390,112
China Construction Bank Corp. (China) (Class H Stock)	4,494,000	3,870,409
China Everbright Bank Co. Ltd. (China) (Class H Stock)	511,000	234,346
China Merchants Bank Co. Ltd. (China) (Class H Stock)	154,000	768,608
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	3,087,700	2,137,807
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	1,974,000	1,075,160
Citigroup, Inc.	1,039,800	72,817,194
Citizens Financial Group, Inc.	560,300	19,812,208
Credicorp Ltd. (Peru)	1,700	389,147
Credit Agricole SA (France)(a)	223,343	2,676,646
Customers Bancorp, Inc.*	62,400	1,310,400
DBS Group Holdings Ltd. (Singapore)	915,400	17,561,236
DNB ASA (Norway)	817,401	15,221,338
East West Bancorp, Inc.	468,245	21,899,819

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Enterprise Financial Services Corp.	37,600	$1,564,160
Erste Group Bank AG (Austria)*	39,436	1,464,224
Financial Institutions, Inc.	27,400	798,710
First Bancorp	27,600	1,005,192
First BanCorp. (Puerto Rico)	401,700	4,434,768
First Financial Corp.	13,500	542,160
First Horizon National Corp.	287,000	4,284,910
First Midwest Bancorp, Inc.	60,900	1,246,623
FNB Corp.(a)	1,336,500	15,730,605
Franklin Financial Network, Inc.	17,500	487,550
Great Southern Bancorp, Inc.	11,000	658,350
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	60,400	87,388
Hachijuni Bank Ltd. (The) (Japan)	48,500	198,086
Hana Financial Group, Inc. (South Korea)	184,096	5,968,341
Hancock Whitney Corp.	484,700	19,417,082
Hang Seng Bank Ltd. (Hong Kong)	100,400	2,493,091
Heartland Financial USA, Inc.	19,000	849,870
Heritage Commerce Corp.	22,300	273,175
Hilltop Holdings, Inc.	113,500	2,414,145
Hokuhoku Financial Group, Inc. (Japan)	20,000	208,208
HSBC Holdings PLC (United Kingdom)	1,053,267	8,791,726
IBERIABANK Corp.	63,100	4,786,135
Independent Bank Group, Inc.	44,500	2,445,720
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,730,000	1,990,907
Industrial Bank Co. Ltd. (China) (Class A Stock)	33,300	88,741
Industrial Bank of Korea (South Korea)	374,579	4,560,797
International Bancshares Corp.	136,900	5,162,499
Israel Discount Bank Ltd. (Israel) (Class A Stock)	2,336,563	9,542,657
JPMorgan Chase & Co.	380,000	42,484,000
KB Financial Group, Inc. (South Korea)	58,699	2,327,169
KBC Group NV (Belgium)	31,973	2,098,662
Komercni banka A/S (Czech Republic)	26,039	1,038,287
Krung Thai Bank PCL (Thailand)	1,609,400	1,023,431
Lloyds Banking Group PLC (United Kingdom)	9,564,941	6,886,726
Masraf Al Rayan QSC (Qatar)	190,161	198,746
MCB Bank Ltd. (Pakistan)	20,700	22,484
Mediobanca Banca di Credito Finanziario SpA (Italy)	482,533	4,970,020
Metropolitan Bank Holding Corp.*	11,800	519,200
MidWestOne Financial Group, Inc.	15,200	424,992
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,165,900	19,820,978
Nishi-Nippon Financial Holdings, Inc. (Japan)	28,600	206,139
OFG Bancorp (Puerto Rico)	125,500	2,983,135
OTP Bank Nyrt (Hungary)	5,607	223,022
PacWest Bancorp	507,000	19,686,810

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Ping An Bank Co. Ltd. (China) (Class A Stock)	13,600	$27,276
Pinnacle Financial Partners, Inc.	59,600	3,425,808
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	2,831,000	1,682,572
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	23,522	269,924
Preferred Bank	21,100	996,975
QCR Holdings, Inc.	19,900	693,913
Raiffeisen Bank International AG (Austria)	83,287	1,956,170
Renasant Corp.	56,700	2,037,798
Republic Bancorp, Inc. (Class A Stock)	9,400	467,650
Resona Holdings, Inc. (Japan)	273,600	1,141,092
RHB Bank Bhd (Malaysia)	736,500	997,462
Sandy Spring Bancorp, Inc.	9,800	341,824
Sberbank of Russia PJSC (Russia)	218,840	821,661
Sberbank of Russia PJSC (Russia), ADR	96,869	1,489,376
Shanghai Commercial & Savings Bank Ltd. (The) (Taiwan)	379,000	685,500
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	62,500	106,385
Shinhan Financial Group Co. Ltd. (South Korea)	79,272	3,075,785
Shinsei Bank Ltd. (Japan)	20,300	315,695
Signature Bank	75,000	9,063,000
Simmons First National Corp. (Class A Stock)	141,800	3,298,268
SinoPac Financial Holdings Co. Ltd. (Taiwan)	270,000	113,484
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,012,044	9,356,975
Societe Generale SA (France)	105,014	2,653,641
SpareBank 1 Nord Norge (Norway)	26,872	214,042
SpareBank 1 SMN (Norway)	154,470	1,770,679
SpareBank 1 SR-Bank ASA (Norway)	203,298	2,477,736
Standard Bank Group Ltd. (South Africa)	35,854	501,406
Sterling Bancorp	288,700	6,143,536
Sumitomo Mitsui Financial Group, Inc. (Japan)	285,500	10,096,321
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	134,500	4,886,514
Synovus Financial Corp.	315,400	11,039,000
Texas Capital Bancshares, Inc.*	330,100	20,258,237
Turkiye Garanti Bankasi A/S (Turkey)*	597,867	941,328
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	2,237,961	2,338,662
Umpqua Holdings Corp.	280,700	4,656,813
United Community Banks, Inc.	39,600	1,130,976
Veritex Holdings, Inc.	68,400	1,774,980

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
VTB Bank PJSC (Russia)	3,278,110,000	$2,077,348
Wells Fargo & Co.	1,177,500	55,719,300
Wintrust Financial Corp.	220,400	16,124,464
Woori Financial Group, Inc. (South Korea)	202,418	2,465,516

		758,006,060

Beverages — 1.1%
Asahi Group Holdings Ltd. (Japan)	49,900	2,247,432
Britvic PLC (United Kingdom)	33,674	380,062
C&C Group PLC (Ireland)	59,311	263,521
Carlsberg A/S (Denmark) (Class B Stock)	13,990	1,852,998
Cia Cervecerias Unidas SA (Chile)	48,956	689,946
Coca-Cola Co. (The)	1,244,600	63,375,032
Coca-Cola European Partners PLC (United Kingdom)(a)	293,100	16,560,150
Coca-Cola HBC AG (Switzerland)*	100,534	3,795,277
Coca-Cola Icecek A/S (Turkey)	11,257	58,172
Diageo PLC (United Kingdom)	199,250	8,580,591
Keurig Dr. Pepper, Inc.(a)	842,500	24,348,250
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,500	214,932
Luzhou Laojiao Co. Ltd. (China) (Class A Stock)	2,600	30,612
National Beverage Corp.(a)	119,200	5,319,896
PepsiCo, Inc.	499,618	65,514,908
Royal Unibrew A/S (Denmark)	6,806	496,422
Stock Spirits Group PLC (United Kingdom)	344,220	961,773
Treasury Wine Estates Ltd. (Australia)	19,519	204,888
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	6,000	102,959

		194,997,821

Biotechnology — 1.3%
AbbVie, Inc.	167,100	12,151,512
Acorda Therapeutics, Inc.*(a)	207,400	1,590,758
Alexion Pharmaceuticals, Inc.*	200,800	26,300,784
AMAG Pharmaceuticals, Inc.*(a)	116,400	1,162,836
Anika Therapeutics, Inc.*(a)	42,300	1,718,226
Arena Pharmaceuticals, Inc.*	61,000	3,576,430
Audentes Therapeutics, Inc.*	26,600	1,007,076
Biogen, Inc.*	153,600	35,922,432
Biohaven Pharmaceutical Holding Co. Ltd.*	45,000	1,970,550
BioSpecifics Technologies Corp.*	19,300	1,152,403
CareDx, Inc.*	15,000	539,850
Catalyst Pharmaceuticals, Inc.*	172,700	663,168
Concert Pharmaceuticals, Inc.*	90,500	1,086,000

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Cyclerion Therapeutics, Inc.*	33,700	$385,865
CytomX Therapeutics, Inc.*	124,200	1,393,524
Eagle Pharmaceuticals, Inc.*(a)	21,700	1,208,256
Emergent BioSolutions, Inc.*	89,000	4,299,590
Exelixis, Inc.*	771,900	16,495,503
FibroGen, Inc.*	17,100	772,578
Genomic Health, Inc.*	19,206	1,117,213
Gilead Sciences, Inc.	757,300	51,163,188
Myriad Genetics, Inc.*	25,900	719,502
OPKO Health, Inc.*(a)	212,700	518,988
PTC Therapeutics, Inc.*	68,500	3,082,500
Regeneron Pharmaceuticals, Inc.*	58,800	18,404,400
REGENXBIO, Inc.*	17,200	883,564
Repligen Corp.*(a)	76,500	6,575,175
Retrophin, Inc.*	72,900	1,464,561
United Therapeutics Corp.*	49,600	3,871,776
Vanda Pharmaceuticals, Inc.*	109,700	1,545,673
Veracyte, Inc.*	178,600	5,091,886
Vertex Pharmaceuticals, Inc.*	151,600	27,800,408
Voyager Therapeutics, Inc.*	26,500	721,330

		236,357,505

Building Products — 0.4%
Apogee Enterprises, Inc.	5,100	221,544
Builders FirstSource, Inc.*	134,100	2,260,926
Central Glass Co. Ltd. (Japan)	23,600	525,494
Continental Building Products, Inc.*	164,600	4,373,422
Cornerstone Building Brands, Inc.*	208,000	1,212,640
Geberit AG (Switzerland)	994	464,015
Griffon Corp.	48,000	812,160
GWA Group Ltd. (Australia)	96,028	230,695
Johnson Controls International PLC(a)	1,004,100	41,479,371
Kingspan Group PLC (Ireland)	19,497	1,058,552
Lindab International AB (Sweden)	21,712	250,095
Nibe Industrier AB (Sweden) (Class B Stock)	42,348	619,841
Quanex Building Products Corp.	39,800	751,822
Resideo Technologies, Inc.*	438,383	9,609,355
Rockwool International A/S (Denmark) (Class B Stock)	1,130	288,541
Takasago Thermal Engineering Co. Ltd. (Japan)	5,600	92,427
Universal Forest Products, Inc.	115,400	4,392,124

		68,643,024

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	1,156,698	16,362,547
Affiliated Managers Group, Inc.	367,700	33,879,878
Ameriprise Financial, Inc.	189,300	27,478,788
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)*(a)	8,438	402,219
Azimut Holding SpA (Italy)	13,856	267,130
B3 SA – Brasil Bolsa Balcao (Brazil)	635,700	6,213,055
BrightSphere Investment Group PLC	162,600	1,855,266

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc.*	90,400	$1,205,936
Evercore, Inc. (Class A Stock)	143,800	12,736,366
Goldman Sachs Group, Inc. (The)	202,500	41,431,500
Greenhill & Co., Inc.	10,700	145,413
Hargreaves Lansdown PLC (United Kingdom)	28,980	706,398
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	150,400	5,319,263
Houlihan Lokey, Inc.	63,600	2,832,108
Intermediate Capital Group PLC (United Kingdom)	65,577	1,150,836
INTL. FCStone, Inc.*	14,800	585,932
Invesco Ltd.	130,900	2,678,214
Investec PLC (South Africa)	118,001	767,098
Jafco Co. Ltd. (Japan)	5,900	216,789
Janus Henderson Group PLC (United Kingdom)(a)	916,200	19,606,680
Jupiter Fund Management PLC (United Kingdom)	57,032	306,333
Korea Investment Holdings Co. Ltd. (South Korea)	1,041	72,692
LPL Financial Holdings, Inc.	213,000	17,374,410
Magellan Financial Group Ltd. (Australia)	341,559	12,228,658
Morgan Stanley	1,015,500	44,489,055
NH Investment & Securities Co. Ltd. (South Korea)	3,505	44,026
Partners Group Holding AG (Switzerland)	2,279	1,791,456
Piper Jaffray Cos	9,900	735,273
Reinet Investments SCA (Luxembourg)	3,972	63,995
Samsung Securities Co. Ltd. (South Korea)	1,763	59,769
SEI Investments Co.	59,600	3,343,560
Singapore Exchange Ltd. (Singapore)	106,900	626,203
Stifel Financial Corp.	547,700	32,347,162
Yuanta Financial Holding Co. Ltd. (Taiwan)	3,464,000	2,079,816

		291,403,824

Chemicals — 1.1%
ADEKA Corp. (Japan)	123,500	1,828,807
AdvanSix, Inc.*	31,900	779,317
Arkema SA (France)	26,561	2,472,955
Asahi Kasei Corp. (Japan)	158,500	1,693,424
Cabot Corp.	165,200	7,881,692
Chemours Co. (The)	634,100	15,218,400
Covestro AG (Germany), 144A	21,854	1,112,007
Dow, Inc.	53,800	2,652,878
DuPont de Nemours, Inc.	330,700	24,825,649
Elkem ASA (Norway), 144A	328,726	931,922
Huntsman Corp.	502,500	10,271,100
Innospec, Inc.	12,700	1,158,748
Ishihara Sangyo Kaisha Ltd. (Japan)	115,000	1,351,590

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Israel Chemicals Ltd. (Israel)	253,890	$1,330,969
Johnson Matthey PLC (United Kingdom)	24,574	1,040,074
Kaneka Corp. (Japan)	12,600	475,021
Koppers Holdings, Inc.*	64,100	1,881,976
Kronos Worldwide, Inc.(a)	23,100	353,892
Kumho Petrochemical Co. Ltd. (South Korea)	10,807	912,769
Kureha Corp. (Japan)	10,400	711,226
Lintec Corp. (Japan)	27,300	569,956
LyondellBasell Industries NV (Class A Stock)	479,100	41,264,883
Mitsubishi Chemical Holdings Corp. (Japan)	1,936,800	13,559,616
Mitsubishi Gas Chemical Co., Inc. (Japan)	21,600	288,811
Mitsui Chemicals, Inc. (Japan)	54,200	1,345,760
Mosaic Co. (The)	55,500	1,389,165
Olin Corp.	68,400	1,498,644
Orica Ltd. (Australia)	49,021	697,181
PolyOne Corp.	505,500	15,867,645
PTT Global Chemical PCL (Thailand)	32,400	67,647
Rayonier Advanced Materials, Inc.(a)	162,400	1,053,976
Scotts Miracle-Gro Co. (The)(a)	46,500	4,580,250
Shin-Etsu Chemical Co. Ltd. (Japan)	49,100	4,585,915
Shin-Etsu Polymer Co. Ltd. (Japan)	93,000	675,339
Showa Denko KK (Japan)(a)	286,800	8,488,033
Sika AG (Switzerland)	10,986	1,879,025
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	1,282,000	510,200
Solvay SA (Belgium)	9,829	1,020,725
Sumitomo Chemical Co. Ltd. (Japan)	110,400	513,778
Taiyo Nippon Sanso Corp. (Japan)	16,400	349,057
Teijin Ltd. (Japan)	38,700	660,708
Tokai Carbon Co. Ltd. (Japan)(a)	168,900	1,758,917
Tokuyama Corp. (Japan)	151,000	4,095,087
Tosoh Corp. (Japan)	66,100	932,353
Trinseo SA	251,500	10,648,510
UPL Ltd. (India)	8,921	121,240

		197,306,837

Commercial Services & Supplies — 0.3%
ACCO Brands Corp.	41,700	328,179
Bravida Holding AB (Sweden), 144A	300,037	2,657,852
Central Security Patrols Co. Ltd. (Japan)	4,100	190,094
Deluxe Corp.	263,100	10,697,646
Ennis, Inc.(a)	12,800	262,656
G4S PLC (United Kingdom)	211,865	560,193
Herman Miller, Inc.	355,700	15,899,790
HomeServe PLC (United Kingdom)	38,997	588,236

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Japan Elevator Service Holdings Co. Ltd. (Japan)(a)	137,500	$3,493,722
Kimball International, Inc. (Class B Stock)	33,700	587,391
Knoll, Inc.	97,800	2,247,444
Loomis AB (Sweden) (Class B Stock)	9,559	328,786
Securitas AB (Sweden) (Class B Stock)	39,861	698,956
SP Plus Corp.*	54,100	1,727,413
Steelcase, Inc. (Class A Stock)	106,600	1,822,860
UniFirst Corp.	27,300	5,147,961

		47,239,179

Communications Equipment — 0.7%
Acacia Communications, Inc.*	85,200	4,018,032
Ciena Corp.*	94,100	3,870,333
Cisco Systems, Inc.	1,805,200	98,798,596
Comtech Telecommunications Corp.	19,200	539,712
Extreme Networks, Inc.*	378,700	2,450,189
NetScout Systems, Inc.*	348,300	8,843,337
ViaSat, Inc.*(a)	59,900	4,841,118

		123,361,317

Construction & Engineering — 0.8%
ACS Actividades de Construccion y Servicios SA (Spain)	186,158	7,433,992
AECOM*	310,800	11,763,780
Balfour Beatty PLC (United Kingdom)	93,667	288,228
China State Construction Engineering Corp. Ltd. (China) (Class A Stock)	92,700	77,614
Comfort Systems USA, Inc.	58,900	3,003,311
Daelim Industrial Co. Ltd. (South Korea)	20,454	2,039,698
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	47,199	202,490
Eiffage SA (France)	10,165	1,004,496
EMCOR Group, Inc.	487,000	42,904,700
Fluor Corp.	804,700	27,110,343
GS Engineering & Construction Corp. (South Korea)	18,456	646,551
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	21,272	802,398
Kajima Corp. (Japan)	59,500	818,553
Kinden Corp. (Japan)	18,100	277,671
Larsen & Toubro Ltd. (India)	11,774	265,231
MasTec, Inc.*	146,900	7,569,757
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	469,000	125,471
NRW Holdings Ltd. (Australia)	1,404,981	2,471,065
Obayashi Corp. (Japan)	1,350,000	13,325,230
Peab AB (Sweden)	24,273	207,442
Primoris Services Corp.	12,900	269,997
Quanta Services, Inc.(a)	268,600	10,257,834

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
Sanki Engineering Co. Ltd. (Japan)	85,900	$996,958
Service Stream Ltd. (Australia)	1,944,346	3,847,966
Shimizu Corp. (Japan)	399,600	3,323,075
Sweco AB (Sweden) (Class B Stock)	9,218	252,691
Taisei Corp. (Japan)	156,100	5,681,837
Toda Corp. (Japan)	43,400	240,679
Valmont Industries, Inc.	14,900	1,889,469
Vinci SA (France)	23,474	2,404,572

		151,503,099

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class A Stock)	141,300	854,395
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	335,500	2,100,353
Buzzi Unicem SpA (Italy)	10,149	206,019
Cemex SAB de CV (Mexico), UTS	2,038,100	861,165
China National Building Material Co. Ltd. (China) (Class H Stock)	2,330,000	2,049,977
China Resources Cement Holdings Ltd. (China)	64,000	62,097
CRH PLC (Ireland)	104,297	3,411,075
Eagle Materials, Inc.	146,500	13,580,550
Forterra PLC (United Kingdom), 144A	8,621	32,368
HeidelbergCement AG (Germany)	64,025	5,188,155
Rhi Magnesita NV (India)	11,812	725,284
Taiheiyo Cement Corp. (Japan)	164,100	4,973,577
U.S. Concrete, Inc.*(a)	55,700	2,767,733
United States Lime & Minerals, Inc.	5,100	408,000
Vulcan Materials Co.	166,300	22,834,653
Wienerberger AG (Austria)	118,836	2,931,257

		62,986,658

Consumer Finance — 0.6%
Acom Co. Ltd. (Japan)	59,000	212,920
Bajaj Finance Ltd. (India)	13,355	712,623
Capital One Financial Corp.	538,000	48,818,120
Cembra Money Bank AG (Switzerland)	11,864	1,145,083
Credit Saison Co. Ltd. (Japan)	44,700	524,153
Navient Corp.	1,407,900	19,217,835
Nelnet, Inc. (Class A Stock)	7,927	469,437
OneMain Holdings, Inc.	481,700	16,286,277
Samsung Card Co. Ltd. (South Korea)	889	29,357
SLM Corp.	1,159,900	11,274,228
Synchrony Financial	454,200	15,747,114

		114,437,147

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	185,500	6,038,025
Klabin SA (Brazil), UTS	393,300	1,680,765
Owens-Illinois, Inc.	839,200	14,492,984
Rengo Co. Ltd. (Japan)	25,600	206,085
Silgan Holdings, Inc.	231,900	7,096,140
Westrock Co.	80,000	2,917,600

		32,431,599

COMMON STOCKS (continued)	Shares	Value
Distributors — 0.3%
Canon Marketing Japan, Inc. (Japan)	9,800	$214,057
Core-Mark Holding Co., Inc.	195,300	7,757,316
D’ieteren SA/NV (Belgium)	5,277	242,826
Genuine Parts Co.(a)	215,100	22,280,058
LKQ Corp.*(a)	758,000	20,170,380

		50,664,637

Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc.*	220,300	9,924,515
American Public Education, Inc.*	20,100	594,558
Career Education Corp.*	149,300	2,847,151
frontdoor, Inc.*	592,700	25,812,085
IDP Education Ltd. (Australia)	216,289	2,688,007
Laureate Education, Inc. (Class A Stock)*	135,500	2,128,705
Service Corp. International(a)	226,500	10,595,670
TAL Education Group (China), ADR*	8,800	335,280
Weight Watchers International, Inc.*	214,300	4,093,130

		59,019,101

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	305,186	65,056,500
Cerved Group SpA (Italy)	25,865	229,175
Chailease Holding Co. Ltd. (Taiwan)	29,000	120,123
Far East Horizon Ltd. (China)	57,000	58,446
FGL Holdings(a)	352,900	2,964,360
Grupo de Inversiones Suramericana SA (Colombia)	92,767	984,395
Haci Omer Sabanci Holding A/S (Turkey)	1,622,007	2,406,368
Jefferies Financial Group, Inc.	531,700	10,224,591
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,226,700	6,520,773
ORIX Corp. (Japan)	955,900	14,279,685
Power Finance Corp. Ltd. (India)*	539,209	1,047,930
REC Ltd. (India)	607,202	1,450,124
RMB Holdings Ltd. (South Africa)	19,007	113,756
Tokyo Century Corp. (Japan)	5,500	232,557
Zenkoku Hosho Co. Ltd. (Japan)	6,100	234,585

		105,923,368

Diversified Telecommunication Services — 1.3%
AT&T, Inc.(a)	2,362,608	79,170,994
ATN International, Inc.(a)	17,700	1,021,821
Bharti Infratel Ltd. (India)	24,049	92,994
China Telecom Corp. Ltd. (China) (Class H Stock)	3,832,000	1,926,403
China Unicom Hong Kong Ltd. (China)	746,000	818,102
CITIC Telecom International Holdings Ltd. (China)	6,801,000	2,702,920
Deutsche Telekom AG (Germany)	1,299,988	22,493,909
Hellenic Telecommunications Organization SA (Greece)	6,414	94,655

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
LG Uplus Corp. (South Korea)	217,881	$2,737,174
NetLink NBN Trust (Singapore), UTS	403,500	265,309
Nippon Telegraph & Telephone Corp. (Japan)	568,900	26,523,473
Swisscom AG (Switzerland)	3,326	1,670,728
Telecom Argentina SA (Argentina), ADR	2,200	38,874
Telecom Italia SpA (Italy), RSP	930,071	482,638
Telefonica SA (Spain)	625,387	5,136,856
Telekom Austria AG (Austria)*	85,442	645,037
Telekom Malaysia Bhd (Malaysia)	31,400	30,397
Telenor ASA (Norway)	97,654	2,072,416
Telkom SA SOC Ltd. (South Africa)	271,414	1,776,557
Telstra Corp. Ltd. (Australia)	560,915	1,515,445
Verizon Communications, Inc.	1,455,700	83,164,141

		234,380,843

Electric Utilities — 1.0%
ALLETE, Inc.	100,200	8,337,642
Centrais Eletricas Brasileiras SA (Brazil)	93,724	860,124
CEZ A/S (Czech Republic)	34,798	841,081
Chubu Electric Power Co., Inc. (Japan)	297,900	4,182,669
Chugoku Electric Power Co., Inc. (The) (Japan)	35,100	442,861
Enel Americas SA (Chile)	8,572,580	1,511,912
Enel Chile SA (Chile)	2,692,358	255,876
Enel SpA (Italy)	4,428,029	30,924,080
Exelon Corp.	1,071,200	51,353,328
Hawaiian Electric Industries, Inc.	148,200	6,454,110
Hokkaido Electric Power Co., Inc. (Japan)	36,300	203,369
Iberdrola SA (Spain)	1,358,934	13,543,418
IDACORP, Inc.	28,400	2,852,212
Inter RAO UES PJSC (Russia)	11,551,000	826,927
Kansai Electric Power Co., Inc. (The) (Japan)	1,128,200	12,938,022
MGE Energy, Inc.	15,500	1,132,740
OGE Energy Corp.	23,100	983,136
Pampa Energia SA (Argentina), ADR*(a)	30,154	1,045,439
PGE Polska Grupa Energetyczna SA (Poland)*	480,431	1,235,174
PNM Resources, Inc.	62,900	3,202,239
Portland General Electric Co.	108,400	5,872,028
Power Grid Corp. of India Ltd. (India)	410,141	1,230,366
Southern Co. (The)	471,400	26,058,992
SSE PLC (United Kingdom)	21,061	299,998
Terna Rete Elettrica Nazionale SpA (Italy)	298,366	1,899,218
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	1,199,700	6,264,003

		184,750,964

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment — 0.4%
Acuity Brands, Inc.	179,600	$24,768,636
Atkore International Group, Inc.*	95,600	2,473,172
Encore Wire Corp.	25,300	1,482,074
Hubbell, Inc.	214,100	27,918,640
Huber + Suhner AG (Switzerland)	17,698	1,489,819
Mersen SA (France)	6,512	250,158
Regal Beloit Corp.	134,800	11,014,508
Schneider Electric SE (France)	72,551	6,581,542
Siemens Gamesa Renewable Energy SA (Spain)	30,294	503,976
Signify NV (Netherlands), 144A	14,615	431,810
Toyo Tanso Co. Ltd. (Japan)	29,800	597,685
Ushio, Inc. (Japan)	67,800	875,153

		78,387,173

Electronic Equipment, Instruments & Components — 1.1%
Amano Corp. (Japan)	7,600	209,570
Anixter International, Inc.*	66,100	3,946,831
Arrow Electronics, Inc.*	178,900	12,750,203
AT&S Austria Technologie & Systemtechnik AG (Austria)	21,578	391,508
AU Optronics Corp. (Taiwan)	2,254,000	675,238
Avnet, Inc.(a)	623,889	28,243,455
Azbil Corp. (Japan)	85,800	2,101,884
Barco NV (Belgium)	2,232	470,055
CDW Corp.	213,800	23,731,800
Daiwabo Holdings Co. Ltd. (Japan)	55,500	2,650,044
Delta Electronics, Inc. (Taiwan)	224,000	1,138,758
Electrocomponents PLC (United Kingdom)	65,892	530,000
ESPEC Corp. (Japan)	5,200	113,053
Halma PLC (United Kingdom)	52,401	1,346,475
Hioki EE Corp. (Japan)	13,100	426,920
Hitachi Ltd. (Japan)	122,000	4,478,361
Hon Hai Precision Industry Co. Ltd. (Taiwan)	675,000	1,683,910
Hosiden Corp. (Japan)	98,700	1,099,791
Insight Enterprises, Inc.*	12,600	733,320
Itron, Inc.*	59,500	3,722,915
Jabil, Inc.	684,200	21,620,720
Landis+Gyr Group AG (Switzerland)*	34,775	2,770,206
Largan Precision Co. Ltd. (Taiwan)	3,000	373,491
LG Display Co. Ltd. (South Korea)*	42,794	662,285
Methode Electronics, Inc.	41,400	1,182,798
Nippon Signal Co. Ltd. (Japan)	18,100	210,018
PC Connection, Inc.	16,300	570,174
Sanmina Corp.*	23,000	696,440
ScanSource, Inc.*	55,000	1,790,800
SYNNEX Corp.	327,900	32,265,360
Taiyo Yuden Co. Ltd. (Japan)(a)	14,600	273,313
Tech Data Corp.*	230,300	24,089,380
Walsin Technology Corp. (Taiwan)	73,000	387,684
Yageo Corp. (Taiwan)	97,000	828,881
Zebra Technologies Corp. (Class A Stock)*	111,300	23,316,237
Zhen Ding Technology Holding Ltd. (Taiwan)	299,000	959,862

		202,441,740

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services — 0.2%
Apergy Corp.*	143,400	$4,809,636
Archrock, Inc.	588,200	6,234,920
C&J Energy Services, Inc.*	221,100	2,604,558
DMC Global, Inc.	126,000	7,982,100
Exterran Corp.*	18,300	260,226
KLX Energy Services Holdings, Inc.*	25,600	523,008
Matrix Service Co.*	70,700	1,432,382
Oceaneering International, Inc.*	671,900	13,700,041

		37,546,871

Entertainment — 0.6%
Borussia Dortmund GmbH & Co. KGaA (Germany)	50,480	475,059
Capcom Co. Ltd. (Japan)	10,600	212,735
Cinemark Holdings, Inc.(a)	489,600	17,674,560
Cineworld Group PLC (United Kingdom)	129,349	417,211
Daiichikosho Co. Ltd. (Japan)	5,300	246,733
GungHo Online Entertainment, Inc. (Japan)	458,770	12,679,259
Marcus Corp. (The)	51,700	1,704,032
Nexon Co. Ltd. (Japan)*	62,600	909,544
Toei Animation Co. Ltd. (Japan)	9,500	441,356
Toei Co. Ltd. (Japan)	5,900	820,826
Ubisoft Entertainment SA (France)*	9,195	718,785
Viacom, Inc. (Class B Stock)	580,700	17,345,509
Vivendi SA (France)	119,079	3,276,026
Walt Disney Co. (The)	410,100	57,266,364

		114,187,999

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Assets Trust, Inc.	20,200	951,824
American Campus Communities, Inc.	286,200	13,210,992
American Tower Corp., REIT	267,600	54,710,820
Apple Hospitality REIT, Inc.	681,700	10,811,762
Armada Hoffler Properties, Inc.	54,800	906,940
Ashford Hospitality Trust, Inc.	126,100	374,517
Braemar Hotels & Resorts, Inc.	56,300	557,370
Brixmor Property Group, Inc., REIT(a)	269,800	4,824,024
BWP Trust (Australia)	80,800	208,777
Camden Property Trust	276,300	28,842,957
CapitaLand Mall Trust (Singapore), REIT	339,000	659,028
Champion REIT (Hong Kong)	3,479,000	2,900,293
Charter Hall Group (Australia), REIT	61,984	471,379
Chesapeake Lodging Trust	32,900	935,018
CoreCivic, Inc., REIT	1,117,400	23,197,224
CorePoint Lodging, Inc.	100,000	1,239,000
Corporate Office Properties Trust	400,900	10,571,733
Cousins Properties, Inc.	208,350	7,536,019
Daiwa Office Investment Corp. (Japan)	42	301,285
Dexus (Australia), REIT	133,017	1,213,842
DiamondRock Hospitality Co.	917,900	9,491,086

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	445,000	$17,728,800
EPR Properties	273,400	20,392,906
Equinix, Inc.	17,800	8,976,362
Fibra Uno Administracion SA de CV (Mexico)	81,100	107,577
Franklin Street Properties Corp.	598,054	4,413,639
Frasers Centrepoint Trust (Singapore)	108,800	209,142
Front Yard Residential Corp.	15,500	189,410
GEO Group, Inc. (The)	1,226,345	25,765,508
Goodman Group (Australia), REIT	1,726,798	18,234,858
H&R Real Estate Investment Trust (Canada), UTS	47,600	830,197
Hersha Hospitality Trust	71,900	1,189,226
Highwoods Properties, Inc.	160,300	6,620,390
Hospitality Properties Trust, REIT	438,846	10,971,150
Host Hotels & Resorts, Inc.(a)	1,243,400	22,654,748
JBG SMITH Properties	71,100	2,797,074
Kite Realty Group Trust	34,800	526,524
Klepierre SA (France)	26,397	885,323
Land Securities Group PLC (United Kingdom)	1,202,322	12,729,062
Lexington Realty Trust	366,200	3,445,942
Link REIT (Hong Kong)	70,500	866,808
Mapletree Commercial Trust (Singapore)	244,100	376,975
Medical Properties Trust, Inc.	425,700	7,424,208
Nippon Accommodations Fund, Inc. (Japan)	59	330,718
Nippon Building Fund, Inc. (Japan)	180	1,232,906
NorthStar Realty Europe Corp.	7,000	115,010
Omega Healthcare Investors, Inc.(a)	521,500	19,165,125
Orix JREIT, Inc. (Japan)	339	618,481
Outfront Media, Inc., REIT	84,500	2,179,255
Park Hotels & Resorts, Inc.(a)	61,600	1,697,696
Pebblebrook Hotel Trust, REIT(a)	371,800	10,477,324
Rayonier, Inc.	31,400	951,420
RioCan Real Estate Investment Trust (Canada)	26,300	521,963
RLJ Lodging Trust	270,400	4,796,896
RPT Realty, REIT	90,700	1,098,377
Ryman Hospitality Properties, Inc., REIT	236,800	19,202,112
Sabra Health Care REIT, Inc.	130,700	2,573,483
Safestore Holdings PLC (United Kingdom)	26,847	209,111
Senior Housing Properties Trust, REIT	1,442,900	11,932,783
SmartCentres Real Estate Investment Trust (Canada)	26,300	666,964
Spirit MTA REIT	157,340	1,312,216
Sunstone Hotel Investors, Inc.	218,200	2,991,522
Ventas, Inc.(a)	110,900	7,580,015
Viva Energy REIT (Australia)	110,154	201,198
Weingarten Realty Investors	161,700	4,433,814
Xenia Hotels & Resorts, Inc., REIT(a)	562,200	11,721,870

		447,261,978

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 0.6%
Atacadao SA (Brazil)	11,100	$63,652
BIM Birlesik Magazalar A/S (Turkey)	5,464	75,133
Cencosud SA (Chile)	35,691	70,052
Colruyt SA (Belgium)	13,580	786,805
Empire Co. Ltd. (Canada) (Class A Stock)	33,300	838,635
ICA Gruppen AB (Sweden)	10,780	463,076
J Sainsbury PLC (United Kingdom)	4,873,095	12,123,593
Jeronimo Martins SGPS SA (Portugal)	58,926	949,021
Koninklijke Ahold Delhaize NV (Netherlands)	1,083,723	24,358,869
Kroger Co. (The)	405,400	8,801,234
Magnit PJSC (Russia), GDR	7,451	108,788
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	10,500	307,527
Metcash Ltd. (Australia)	933,767	1,681,173
Performance Food Group Co.*	17,500	700,525
Sonae SGPS SA (Portugal)	4,174,008	4,032,826
SPAR Group Ltd. (The) (South Africa)	4,770	63,301
SpartanNash Co.	26,000	303,420
Sugi Holdings Co. Ltd. (Japan)	5,000	236,678
Tesco PLC (United Kingdom)	1,298,800	3,737,726
United Natural Foods, Inc.*(a)	139,200	1,248,624
Walgreens Boots Alliance, Inc.(a)	613,600	33,545,512
Wal-Mart de Mexico SAB de CV (Mexico)	2,116,600	5,777,332
Walmart, Inc.	21,300	2,353,437
Wm Morrison Supermarkets PLC (United Kingdom)	304,640	779,187
X5 Retail Group NV (Russia), GDR	9,381	323,111

		103,729,237

Food Products — 1.4%
Archer-Daniels-Midland Co.	774,200	31,587,360
Associated British Foods PLC (United Kingdom)	69,688	2,181,494
Austevoll Seafood ASA (Norway)	258,190	2,711,794
Bunge Ltd.	335,800	18,707,418
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,137,321
Darling Ingredients, Inc.*	55,800	1,109,862
Flowers Foods, Inc.(a)	139,600	3,248,492
Fresh Del Monte Produce, Inc.	55,200	1,487,640
Glanbia PLC (Ireland)	85,380	1,390,147
Henan Shuanghui Investment & Development Co. Ltd. (China) (Class A Stock)	20,600	74,546
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	506,300	364,376
Indofood Sukses Makmur Tbk PT (Indonesia)	111,400	55,447
Ingredion, Inc.(a)	125,700	10,368,993
J.M. Smucker Co. (The)(a)	71,800	8,270,642
Lancaster Colony Corp.	5,500	817,300
Leroy Seafood Group ASA (Norway)	38,514	255,693

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Mondelez International, Inc. (Class A Stock)	316,900	$17,080,910
Morinaga & Co. Ltd. (Japan)	4,900	238,470
Morinaga Milk Industry Co. Ltd. (Japan)	5,100	201,704
Nestle SA (Switzerland)	412,141	42,661,005
Nippon Flour Mills Co. Ltd. (Japan)	26,400	422,368
Nisshin Oillio Group Ltd. (The) (Japan)	2,800	78,340
Pilgrim’s Pride Corp.*	716,100	18,181,779
Post Holdings, Inc.*	220,200	22,894,194
Salmar ASA (Norway)	161,676	7,034,294
Simply Good Foods Co. (The)*	4,000	96,320
Tate & Lyle PLC (United Kingdom)	1,029,455	9,657,424
Thai Union Group PCL (Thailand)	84,000	50,161
Tongwei Co. Ltd. (China) (Class A Stock)	34,300	70,271
Tyson Foods, Inc. (Class A Stock)	495,200	39,982,448
Uni-President Enterprises Corp. (Taiwan)	509,000	1,355,279
Want Want China Holdings Ltd. (China)	248,000	201,741
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	16,600	86,734
WH Group Ltd. (Hong Kong), 144A	1,171,500	1,190,513
Wilmar International Ltd. (Singapore)	4,634,400	12,670,871

		257,923,351

Gas Utilities — 0.5%
Beijing Enterprises Holdings Ltd. (China)	31,500	160,126
Chesapeake Utilities Corp.	9,100	864,682
Korea Gas Corp. (South Korea)	699	25,542
National Fuel Gas Co.(a)	152,000	8,018,000
New Jersey Resources Corp.	91,200	4,539,024
Osaka Gas Co. Ltd. (Japan)	74,000	1,291,640
Southwest Gas Holdings, Inc.	103,100	9,239,822
Spire, Inc.	101,600	8,526,272
Toho Gas Co. Ltd. (Japan)	17,500	644,554
Tokyo Gas Co. Ltd. (Japan)	115,300	2,716,722
UGI Corp.	889,850	47,526,888

		83,553,272

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	342,100	28,770,610
AngioDynamics, Inc.*	91,800	1,807,542
Ansell Ltd. (Australia)	320,149	6,038,833
Atrion Corp.(a)	700	596,918
Baxter International, Inc.	350,300	28,689,570
Cardiovascular Systems, Inc.*	87,100	3,739,203
Cochlear Ltd. (Australia)	7,869	1,144,413
CONMED Corp.	18,100	1,548,817
Cooper Cos., Inc. (The)	76,500	25,772,085
Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)*	1,341	157,975
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	57,339	594,610

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.*	51,400	$6,185,476
Hill-Rom Holdings, Inc.	238,900	24,993,718
Hologic, Inc.*	183,400	8,806,868
Hoya Corp. (Japan)	193,700	14,889,944
Integer Holdings Corp.*	86,600	7,267,472
Integra LifeSciences Holdings Corp.*	59,300	3,311,905
Koninklijke Philips NV (Netherlands)	20,693	900,141
Lantheus Holdings, Inc.*	150,100	4,247,830
LivaNova PLC*	47,400	3,410,904
Masimo Corp.*	215,100	32,011,182
Medtronic PLC	682,300	66,449,197
Nikkiso Co. Ltd. (Japan)	41,900	559,124
Novocure Ltd.*(a)	22,400	1,416,352
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	228,000	207,194
Smith & Nephew PLC (United Kingdom)	113,103	2,449,315
Sonova Holding AG (Switzerland)	7,298	1,659,785
STERIS PLC	234,000	34,837,920
Stryker Corp.	25,600	5,262,848
Varex Imaging Corp.*	49,600	1,520,240
West Pharmaceutical Services, Inc.	212,900	26,644,435
Zimmer Biomet Holdings, Inc.	247,000	29,081,780

		374,974,206

Health Care Providers & Services — 1.5%
Alfresa Holdings Corp. (Japan)	330,900	8,185,574
Anthem, Inc.	58,000	16,368,180
Cigna Corp.	199,962	31,504,013
CVS Health Corp.	634,700	34,584,803
Encompass Health Corp.	109,100	6,912,576
Ensign Group, Inc. (The)	68,700	3,910,404
Fresenius Medical Care AG & Co. KGaA (Germany)	27,931	2,196,658
Fresenius SE & Co. KGaA (Germany)	41,413	2,247,804
Galenica AG (Switzerland), 144A*	24,968	1,254,847
HCA Healthcare, Inc.	318,000	42,984,060
Medipal Holdings Corp. (Japan)	485,000	10,720,029
MEDNAX, Inc.*	374,000	9,436,020
Metlifecare Ltd. (New Zealand)	516,235	1,523,330
Molina Healthcare, Inc.*	208,400	29,830,376
National HealthCare Corp.	12,600	1,022,490
Netcare Ltd. (South Africa)	30,506	38,922
Select Medical Holdings Corp.*	136,400	2,164,668
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	24,800	48,910
Summerset Group Holdings Ltd. (New Zealand)	408,588	1,528,563
Suzuken Co. Ltd. (Japan)	84,600	4,971,294
Toho Holdings Co. Ltd. (Japan)	114,400	2,567,359
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	53,300	1,271,205
UnitedHealth Group, Inc.	212,500	51,852,125

		267,124,210

COMMON STOCKS (continued)	Shares	Value
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	682,900	$7,942,127
CompuGroup Medical SE (Germany)	3,376	272,690
Computer Programs & Systems, Inc.	35,700	992,103
Evolent Health, Inc. (Class A Stock)*	103,000	818,850
HealthStream, Inc.*	19,800	512,028
HMS Holdings Corp.*	36,700	1,188,713
NextGen Healthcare, Inc.*	76,700	1,526,330
Omnicell, Inc.*	69,400	5,970,482

		19,223,323

Hotels, Restaurants & Leisure — 1.5%
Aristocrat Leisure Ltd. (Australia)	76,247	1,643,460
Biglari Holdings, Inc. (Class B Stock)*	2,300	238,878
Bloomin’ Brands, Inc.(a)	591,100	11,177,701
Boyd Gaming Corp.(a)	145,900	3,930,546
Brinker International, Inc.(a)	559,600	22,020,260
China International Travel Service Corp. Ltd. (China) (Class A Stock)	2,400	30,974
Compass Group PLC (United Kingdom)	203,177	4,871,626
Del Taco Restaurants, Inc.*	48,500	621,770
Dine Brands Global, Inc.(a)	8,300	792,401
Dunkin’ Brands Group, Inc.	19,900	1,585,234
Evolution Gaming Group AB (Sweden), 144A	170,570	3,379,706
Flight Centre Travel Group Ltd. (Australia)	41,223	1,202,231
Flutter Entertainment PLC (Ireland)	11,181	841,914
Genting Malaysia Bhd (Malaysia)	79,200	62,120
Greene King PLC (United Kingdom)	40,706	319,748
Greggs PLC (United Kingdom)	230,344	6,739,369
Hilton Grand Vacations, Inc.*(a)	565,200	17,984,664
Hilton Worldwide Holdings, Inc.	271,800	26,565,732
InterContinental Hotels Group PLC (United Kingdom)	12,361	813,114
Jack in the Box, Inc.	50,000	4,069,500
Jumbo Interactive Ltd. (Australia)	107,073	1,516,446
Las Vegas Sands Corp.	103,000	6,086,270
Marriott Vacations Worldwide Corp.	81,700	7,875,880
McDonald’s Holdings Co. Japan Ltd. (Japan)	8,800	388,143
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	27,400	595,128
Merlin Entertainments PLC (United Kingdom), 144A	49,768	285,039
Mitchells & Butlers PLC (United Kingdom)*	82,373	300,457
Ohsho Food Service Corp. (Japan)	6,400	375,407
Oriental Land Co. Ltd. (Japan)	5,400	669,767
Penn National Gaming, Inc.*(a)	468,000	9,013,680
Planet Fitness, Inc. (Class A Stock)*	45,500	3,296,020
Royal Caribbean Cruises Ltd.(a)	93,300	11,308,893
Ruth’s Hospitality Group, Inc.	17,700	401,967
Sands China Ltd. (Macau)	313,600	1,500,751
Scientific Games Corp.*(a)	65,900	1,306,138

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
SJM Holdings Ltd. (Macau)	679,000	$773,214
SSP Group PLC (United Kingdom)	1,167,819	10,183,904
Starbucks Corp.	700,900	58,756,447
Sushiro Global Holdings Ltd. (Japan)(a)	44,900	2,684,323
Texas Roadhouse, Inc.	31,400	1,685,238
TUI AG (Germany)	57,289	563,030
Wendy’s Co. (The)(a)	913,100	17,878,498
Wyndham Destinations, Inc.	429,500	18,855,050
Wyndham Hotels & Resorts, Inc.	31,600	1,761,384
Wynn Macau Ltd. (Macau)	304,800	683,022
Yum China Holdings, Inc. (China)	30,400	1,404,480
Zensho Holdings Co. Ltd. (Japan)	12,200	248,150

		269,287,674

Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	646,077	4,697,891
Bellway PLC (United Kingdom)	13,323	471,278
Berkeley Group Holdings PLC (United Kingdom)	263,816	12,504,240
Breville Group Ltd. (Australia)	16,380	188,243
Cavco Industries, Inc.*	7,700	1,213,058
Forbo Holding AG (Switzerland)	156	275,396
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	5,500	44,052
LG Electronics, Inc. (South Korea)	29,948	2,062,881
M/I Homes, Inc.*	92,800	2,648,512
NVR, Inc.*	9,300	31,343,325
Persimmon PLC (United Kingdom)	244,261	6,200,049
Redrow PLC (United Kingdom)	30,128	208,405
SEB SA (France)	2,959	532,406
Sekisui House Ltd. (Japan)	81,400	1,344,478
Sony Corp. (Japan)	182,200	9,541,162
Taylor Wimpey PLC (United Kingdom)	1,295,418	2,597,262
Tempur Sealy International, Inc.*(a)	15,200	1,115,224
Toll Brothers, Inc.(a)	544,600	19,943,252
TopBuild Corp.*	15,500	1,282,780
Tupperware Brands Corp.	508,900	9,684,367
William Lyon Homes (Class A Stock)*	39,500	720,085
Woongjin Coway Co. Ltd. (South Korea)	50,519	3,386,476

		112,004,822

Household Products — 0.5%
Henkel AG & Co. KGaA (Germany)	13,356	1,226,831
Procter & Gamble Co. (The)	760,800	83,421,720

		84,648,551

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	1,400,100	23,465,676
CGN Power Co. Ltd. (China) (Class H Stock), 144A	294,000	80,913
China Resources Power Holdings Co. Ltd. (China)	50,000	72,962

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
Clearway Energy, Inc. (Class A Stock)	49,300	$797,674
Colbun SA (Chile)	2,774,458	573,214
Drax Group PLC (United Kingdom)	52,636	173,970
Electric Power Development Co. Ltd. (Japan)	108,900	2,477,551
Electricity Generating PCL (Thailand)	10,900	115,524
NRG Energy, Inc.	813,800	28,580,656
NTPC Ltd. (India)	584,643	1,197,963
Vistra Energy Corp.	200,500	4,539,320

		62,075,423

Industrial Conglomerates — 0.7%
Alfa SAB de CV (Mexico) (Class A Stock)	1,343,800	1,317,633
Alliance Global Group, Inc. (Philippines)	101,300	30,549
Carlisle Cos., Inc.	223,300	31,353,553
CITIC Ltd. (China)	1,572,000	2,268,546
CJ Corp. (South Korea)	7,735	675,530
CK Hutchison Holdings Ltd. (Hong Kong)	1,402,000	13,803,447
Fosun International Ltd. (China)	68,000	90,465
General Electric Co.(a)	5,402,100	56,722,050
Grupo Carso SAB de CV (Mexico) (Class A1 Stock)	12,200	45,536
Hanwha Corp. (South Korea)	28,772	664,552
Honeywell International, Inc.	81,200	14,176,708
KOC Holding A/S (Turkey)	99,370	300,235
LG Corp. (South Korea)	12,827	853,246
Lifco AB (Sweden) (Class B Stock)	6,037	334,966
Lotte Corp. (South Korea)*	8,819	336,121
Rheinmetall AG (Germany)	5,849	716,723
Shanghai Industrial Holdings Ltd. (China)	34,000	73,782
Shun Tak Holdings Ltd. (Hong Kong)	2,662,000	1,067,531
SM Investments Corp. (Philippines)	5,960	112,682

		124,943,855

Insurance — 2.6%
Admiral Group PLC (United Kingdom)	24,358	683,760
Aegon NV (Netherlands)	364,550	1,811,329
Aflac, Inc.	322,000	17,648,820
Ageas (Belgium)	39,357	2,045,861
AIA Group Ltd. (Hong Kong)	88,200	953,707
Alleghany Corp.*	23,300	15,869,863
Allianz SE (Germany)	121,607	29,328,823
Allstate Corp. (The)	272,700	27,730,863
American Equity Investment Life Holding Co.	162,900	4,424,364
American Financial Group, Inc.	240,900	24,685,023
American International Group, Inc.	764,100	40,711,248
Argo Group International Holdings Ltd.	10,100	747,905

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
ASR Nederland NV (Netherlands)	54,086	$2,199,901
Assicurazioni Generali SpA (Italy)	140,640	2,647,211
Aviva PLC (United Kingdom)	517,329	2,738,155
AXA SA (France)	139,661	3,667,779
Bajaj Finserv Ltd. (India)	3,860	477,099
Baloise Holding AG (Switzerland)	6,512	1,152,708
BB Seguridade Participacoes SA (Brazil)	18,000	152,580
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	94,600	370,260
CNO Financial Group, Inc.	636,200	10,611,816
CNP Assurances (France)	57,406	1,303,105
Coface SA (France)	48,094	485,628
Dai-ichi Life Holdings, Inc. (Japan)	140,800	2,130,204
DB Insurance Co. Ltd. (South Korea)	18,142	930,304
Direct Line Insurance Group PLC (United Kingdom)	155,551	656,120
Fairfax Financial Holdings Ltd. (Canada)	2,000	981,650
First American Financial Corp.	392,200	21,061,140
Genworth Financial, Inc. (Class A Stock)*	1,359,900	5,045,229
Hanover Insurance Group, Inc. (The)	52,400	6,722,920
Hanwha Life Insurance Co. Ltd. (South Korea)	194,291	550,842
Hartford Financial Services Group, Inc. (The)	45,200	2,518,544
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	55,002	1,352,744
iA Financial Corp., Inc. (Canada)	20,700	843,143
Intact Financial Corp. (Canada)	9,100	840,962
IRB Brasil Resseguros SA (Brazil)	7,800	202,173
Japan Post Holdings Co. Ltd. (Japan)	1,036,300	11,738,667
Legal & General Group PLC (United Kingdom)	4,988,307	17,091,199
Lincoln National Corp.	40,200	2,590,890
Manulife Financial Corp. (Canada)	44,900	816,021
Mercury General Corp.	19,200	1,200,000
MetLife, Inc.	1,098,900	54,582,363
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen (Germany)	19,324	4,851,309
National General Holdings Corp.	131,200	3,009,728
NN Group NV (Netherlands)	379,895	15,286,659
Old Mutual Ltd. (South Africa)	125,908	189,394
Old Republic International Corp.	1,153,400	25,813,092
Orange Life Insurance Ltd. (South Korea), 144A	5,975	163,799
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	770,000	830,699
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	184,500	2,218,199
Poste Italiane SpA (Italy), 144A(a)	697,128	7,339,548
Power Corp. of Canada (Canada)	37,100	799,199

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Power Financial Corp. (Canada)	23,600	$542,806
Powszechny Zaklad Ubezpieczen SA (Poland)	78,709	921,332
Reinsurance Group of America, Inc.	186,100	29,037,183
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,560	594,562
Samsung Life Insurance Co. Ltd. (South Korea)	2,020	146,220
SCOR SE (France)	75,062	3,290,012
Selective Insurance Group, Inc.	7,500	561,675
Sony Financial Holdings, Inc. (Japan)	19,500	468,613
Sul America SA (Brazil), UTS	5,400	52,819
Third Point Reinsurance Ltd. (Bermuda)*	214,500	2,213,640
Tokio Marine Holdings, Inc. (Japan)	93,900	4,710,675
Unipol Gruppo SpA (Italy)	52,540	255,756
UnipolSai Assicurazioni SpA (Italy)(a)	1,892,076	4,860,133
Unum Group	745,400	25,008,170
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	7,707	197,965
Zurich Insurance Group AG (Switzerland)	35,435	12,316,845

		469,982,955

Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	41,200	44,611,360
Alphabet, Inc. (Class C Stock)*	60,093	64,955,125
Auto Trader Group PLC (United Kingdom), 144A	1,296,290	9,022,656
Autohome, Inc. (China), ADR*(a)	10,700	916,134
Facebook, Inc. (Class A Stock)*	745,000	143,785,000
IAC/InterActiveCorp*	29,100	6,330,123
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	28,800	357,120
Meet Group, Inc. (The)*	82,400	286,752
QuinStreet, Inc.*	72,500	1,149,125
Rightmove PLC (United Kingdom)	138,550	941,653
Tencent Holdings Ltd. (China)	164,900	7,447,530
TripAdvisor, Inc.*	139,200	6,443,568

		286,246,146

Internet & Direct Marketing Retail — 1.2%
1-800-Flowers.com, Inc. (Class A Stock)*	172,800	3,262,464
Alibaba Group Holding Ltd. (China), ADR*	30,482	5,165,175
Amazon.com, Inc.*	62,000	117,405,060
boohoo Group PLC (United Kingdom)*	2,311,129	6,220,246
Booking Holdings, Inc.*	14,300	26,808,353
eBay, Inc.(a)	1,002,400	39,594,800
Enigmo, Inc. (Japan)*	9,100	204,848
Etsy, Inc.*	20,200	1,239,674
JD.com, Inc. (China), ADR*	43,300	1,311,557
Lands’ End, Inc.*(a)	62,800	767,416

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Moneysupermarket.com Group PLC (United Kingdom)	70,676	$370,408
Naspers Ltd. (South Africa) (Class N Stock)	11,028	2,681,491
Pinduoduo, Inc. (China), ADR*(a)	4,800	99,024
Qurate Retail, Inc.*	1,266,000	15,685,740
Rakuten, Inc. (Japan)	111,400	1,328,972
Vipshop Holdings Ltd. (China), ADR*	15,000	129,450

		222,274,678

IT Services — 2.7%
Accenture PLC (Class A Stock)	333,000	61,528,410
Adyen NV (Netherlands), 144A*	9,926	7,668,002
Alten SA (France)	4,345	520,939
Amadeus IT Group SA (Spain)	22,767	1,806,474
Appen Ltd. (Australia)	14,139	278,425
Atos SE (France)	8,057	674,365
Booz Allen Hamilton Holding Corp.	287,700	19,048,617
CACI International, Inc. (Class A Stock)*	93,900	19,211,001
Capgemini SE (France)	14,440	1,794,389
Cardtronics PLC (Class A Stock)*(a)	14,800	404,336
CGI, Inc. (Canada)*	11,600	891,824
Cognizant Technology Solutions Corp. (Class A Stock)	85,000	5,388,150
CoreLogic, Inc.*	152,400	6,374,892
DTS Corp. (Japan)	78,600	1,640,828
DXC Technology Co.(a)	653,500	36,040,525
Fujitsu Ltd. (Japan)	11,800	823,575
Genpact Ltd.	198,200	7,549,438
HCL Technologies Ltd. (India)	487,759	7,523,455
Infosys Ltd. (India)	515,263	5,475,970
International Business Machines Corp.	443,100	61,103,490
Itochu Techno-Solutions Corp. (Japan)	12,600	323,406
KBR, Inc.	841,700	20,991,998
Leidos Holdings, Inc.	423,500	33,816,475
Mastercard, Inc. (Class A Stock)	12,300	3,253,719
MAXIMUS, Inc.	113,200	8,211,528
Megaport Ltd. (Australia)*	48,761	224,272
NET One Systems Co. Ltd. (Japan)	14,200	392,116
Nihon Unisys Ltd. (Japan)	11,300	379,013
Nomura Research Institute Ltd. (Japan)	42,900	689,909
NS Solutions Corp. (Japan)	7,800	247,488
Obic Co. Ltd. (Japan)	34,000	3,860,940
Otsuka Corp. (Japan)	13,700	551,508
Perspecta, Inc.	665,600	15,581,696
Presidio, Inc.	125,600	1,716,952
Reply SpA (Italy)	3,293	223,722
Science Applications International Corp.	117,400	10,162,144
Softcat PLC (United Kingdom)	108,023	1,333,411

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Tata Consultancy Services Ltd. (India)	87,204	$2,816,999
Tech Mahindra Ltd. (India)	70,661	723,971
TIS, Inc. (Japan)	265,800	13,545,995
TTEC Holdings, Inc.	5,600	260,904
Virtusa Corp.*	39,500	1,754,985
Visa, Inc. (Class A Stock)(a)	612,900	106,368,795
WEX, Inc.*	17,300	3,600,130
Wipro Ltd. (India)	467,551	1,900,509
Wirecard AG (Germany)	79,480	13,464,380

		492,144,070

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	25,800	1,253,975
Brunswick Corp.	333,100	15,285,959
Games Workshop Group PLC (United Kingdom)	9,107	574,619
Johnson Outdoors, Inc. (Class A Stock)	14,100	1,051,437
Malibu Boats, Inc. (Class A Stock)*	33,700	1,309,245
MasterCraft Boat Holdings, Inc.*	72,300	1,416,357
Sankyo Co. Ltd. (Japan)	5,800	210,153

		21,101,745

Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories, Inc. (Class A Stock)*	45,600	14,254,104
Charles River Laboratories
International, Inc.*	245,100	34,779,690
Divi’s Laboratories Ltd. (India)	2,091	48,391
IQVIA Holdings, Inc.*	130,500	20,997,450
Medpace Holdings, Inc.*	86,100	5,632,662
PRA Health Sciences, Inc.*	360,200	35,713,830
QIAGEN NV*	29,438	1,195,058
Sartorius Stedim Biotech (France)	2,089	329,708
Syneos Health, Inc.*	108,500	5,543,265
Thermo Fisher Scientific, Inc.	199,500	58,589,160

		177,083,318

Machinery — 1.7%
AGCO Corp.	290,200	22,510,814
Alfa Laval AB (Sweden)	38,585	842,064
Alstom SA (France)	67,712	3,141,416
Altra Industrial Motion Corp.	48,000	1,722,240
Amada Holdings Co. Ltd. (Japan)	47,300	533,914
Atlas Copco AB (Sweden) (Class A Stock)	19,309	616,991
Atlas Copco AB (Sweden) (Class B Stock)	61,044	1,752,420
Bucher Industries AG (Switzerland)	819	282,581
China Conch Venture Holdings Ltd. (China)	43,500	154,090
Deutz AG (Germany)	179,229	1,749,597
DMG Mori Co. Ltd. (Japan)	13,500	217,547
Doosan Bobcat, Inc. (South Korea)	1,178	37,144
Dover Corp.	106,000	10,621,200
Epiroc AB (Sweden) (Class A Stock)	67,196	699,178
Epiroc AB (Sweden) (Class B Stock)	61,255	606,604

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Federal Signal Corp.	67,200	$1,797,600
Fuji Corp. (Japan)	14,700	187,569
Hillenbrand, Inc.	35,600	1,408,692
Hiwin Technologies Corp. (Taiwan)	385	3,224
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	3,344	937,187
IDEX Corp.	21,200	3,649,368
Interroll Holding AG (Switzerland)	319	802,595
ITT, Inc.	306,000	20,036,880
Kennametal, Inc.	25,000	924,750
Lincoln Electric Holdings, Inc.	194,200	15,986,544
Manitou BF SA (France)	6,510	201,072
Meritor, Inc.*	406,000	9,845,500
Metso OYJ (Finland)	13,542	532,591
Milacron Holdings Corp.*	116,400	1,606,320
Mitsubishi Heavy Industries Ltd. (Japan)	119,300	5,204,021
Mueller Industries, Inc.	53,600	1,568,872
Navistar International Corp.*	165,100	5,687,695
Noritake Co. Ltd./Nagoya Japan (Japan)	30,400	1,278,193
OKUMA Corp. (Japan)	3,700	190,616
Oshkosh Corp.	622,900	52,005,921
PACCAR, Inc.	105,300	7,545,798
Ryobi Ltd. (Japan)	43,900	830,665
Sandvik AB (Sweden)	994,150	18,240,711
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	54,640	104,253
Schindler Holding AG (Switzerland)	2,630	574,878
Shinmaywa Industries Ltd. (Japan)	17,100	217,792
Sinotruk Hong Kong Ltd. (China)	20,500	35,509
SKF AB (Sweden) (Class B Stock)	50,154	922,210
SPX FLOW, Inc.*	38,700	1,619,982
Standex International Corp.	5,900	431,526
Sumitomo Heavy Industries Ltd. (Japan)	14,600	503,597
Takuma Co. Ltd. (Japan)	15,700	195,109
Terex Corp.	621,400	19,511,960
Timken Co. (The)	467,400	23,996,316
Toro Co. (The)	97,500	6,522,750
TriMas Corp.*	43,000	1,331,710
Valmet OYJ (Finland)	321,654	8,016,923
Vesuvius PLC (United Kingdom)	316,028	2,201,725
Volvo AB (Sweden) (Class B Stock)	1,201,378	19,064,343
Wabash National Corp.	174,100	2,832,607
Wacker Neuson SE (Germany)	13,806	348,038
Weichai Power Co. Ltd. (China) (Class H Stock)	665,000	1,126,064
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	41,700	27,077
Yangzijiang Shipbuilding Holdings Ltd. (China)	14,611,000	16,545,203

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China) (Class A Stock)	103,678	$90,685

		302,180,441

Marine — 0.0%
AP Moller – Maersk A/S (Denmark) (Class A Stock)	502	583,112
MISC Bhd (Malaysia)	280,800	485,625
Mitsui OSK Lines Ltd. (Japan)	14,900	358,273
SITC International Holdings Co. Ltd. (China)	210,000	214,166

		1,641,176

Media — 0.8%
Axel Springer SE (Germany)	3,855	271,661
Cheil Worldwide, Inc. (South Korea)	6,271	159,900
Comcast Corp. (Class A Stock)	1,706,300	72,142,364
Discovery, Inc. (Class C Stock)*	1,167,300	33,209,685
Entercom Communications Corp. (Class A Stock)(a)	284,100	1,647,780
Eutelsat Communications SA (France)	25,589	478,387
Future PLC (United Kingdom)	79,361	980,335
Hakuhodo DY Holdings, Inc. (Japan)	29,400	496,564
Liberty Latin America Ltd. (Chile) (Class A Stock)*	32,000	551,360
Liberty Latin America Ltd. (Chile) (Class C Stock)*	39,000	670,410
Metropole Television SA (France)	11,149	211,367
MultiChoice Group Ltd. (South Africa)*	62,102	590,550
Nexstar Media Group, Inc. (Class A Stock)(a)	53,200	5,373,200
NOS SGPS SA (Portugal)	33,946	223,165
Publicis Groupe SA (France)(a)	169,887	8,975,122
RTL Group SA (Luxembourg)	24,330	1,245,158
Sinclair Broadcast Group, Inc. (Class A Stock)	28,100	1,507,003
Surya Citra Media Tbk PT (Indonesia)	243,100	27,746
TEGNA, Inc.(a)	1,173,400	17,777,010
Television Francaise 1 (France)(a)	142,829	1,505,997
ValueCommerce Co. Ltd. (Japan)	9,000	206,565
WideOpenWest, Inc.*	21,900	158,994

		148,410,323

Metals & Mining — 1.0%
Alrosa PJSC (Russia)	1,322,240	1,806,245
Angang Steel Co. Ltd. (China) (Class H Stock)	390,000	178,150
Anglo American Platinum Ltd. (South Africa)	19,072	1,134,078
Anglo American PLC (South Africa), (BATE)	716,073	20,449,459
ArcelorMittal (Luxembourg)	678,535	12,178,134
BHP Group Ltd. (Australia)	390,771	11,296,783

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
BHP Group PLC (Australia)	319,189	$8,168,461
BlueScope Steel Ltd. (Australia)	82,816	701,590
Boliden AB (Sweden)	36,900	945,359
China Hongqiao Group Ltd. (China)	57,000	40,268
China Oriental Group Co. Ltd. (China)	1,556,000	910,886
China Zhongwang Holdings Ltd. (China)	1,078,000	544,424
Cia Siderurgica Nacional SA (Brazil)	15,600	67,438
Coronado Global Resources, Inc. (Australia), 144A	863,333	2,197,553
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	365,824	497,736
Evraz PLC (Russia)	455,851	3,862,516
Ferrexpo PLC (Ukraine)	151,674	535,273
Fortescue Metals Group Ltd. (Australia)	1,606,150	10,185,467
Hindalco Industries Ltd. (India)	193,480	580,052
Jastrzebska Spolka Weglowa SA (Poland)*	1,661	21,023
JFE Holdings, Inc. (Japan)	42,100	620,978
Korea Zinc Co. Ltd. (South Korea)	220	90,543
Kumba Iron Ore Ltd. (South Africa)	45,871	1,624,942
Maanshan Iron & Steel Co. Ltd. (China) (Class H Stock)	54,000	21,459
Magnitogorsk Iron & Steel Works PJSC (Russia)	2,443,200	1,750,933
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	4,690	43,340
MMC Norilsk Nickel PJSC (Russia)	17,038	3,847,464
MMC Norilsk Nickel PJSC (Russia), ADR	17,061	387,167
Nippon Steel Corp. (Japan)	91,000	1,567,847
Novolipetsk Steel PJSC (Russia)	575,010	1,456,387
Olympic Steel, Inc.	28,800	393,120
Polyus PJSC (Russia)	5,277	486,475
POSCO (South Korea)	6,683	1,414,378
Reliance Steel & Aluminum Co.	244,038	23,090,876
Rio Tinto Ltd. (Australia)	60,831	4,438,776
Rio Tinto PLC (Australia)	188,178	11,658,261
Ryerson Holding Corp.*	78,000	649,740
Salzgitter AG (Germany)	141,815	4,069,442
Severstal PJSC (Russia)	117,950	1,988,951
SSAB AB (Sweden) (Class A Stock)	667,674	2,333,332
SSAB AB (Sweden) (Class B Stock)	143,189	436,857
Steel Dynamics, Inc.	1,236,600	37,345,320
SunCoke Energy, Inc.*	147,200	1,307,136
Tata Steel Ltd. (India)	9,544	69,726
Vale SA (Brazil)	88,545	1,194,681
Vedanta Ltd. (India)	34,673	87,735
Worthington Industries, Inc.	10,100	406,626
Yamato Kogyo Co. Ltd. (Japan)	18,100	529,111

		179,612,498

COMMON STOCKS (continued)	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	103,900	$1,652,010
Exantas Capital Corp., REIT	61,200	692,172
Invesco Mortgage Capital, Inc., REIT	135,200	2,179,424
Ladder Capital Corp., REIT	140,177	2,328,340
Two Harbors Investment Corp., REIT	186,000	2,356,620
Western Asset Mortgage Capital Corp.	155,700	1,553,886

		10,762,452

Multiline Retail — 0.2%
Big Lots, Inc.(a)	654,100	18,713,801
Dollar General Corp.	20,300	2,743,748
Dollarama, Inc. (Canada)	19,000	668,420
Harvey Norman Holdings Ltd. (Australia)	79,375	227,196
Kohl’s Corp.(a)	133,000	6,324,150
Lojas Renner SA (Brazil)	46,750	572,208
Macy’s, Inc.(a)	567,600	12,180,696
Myer Holdings Ltd. (Australia)*	1,414,090	539,170
Next PLC (United Kingdom)	12,218	857,504
Wesfarmers Ltd. (Australia)	20,639	523,984

		43,350,877

Multi-Utilities — 0.5%
A2A SpA (Italy)	205,302	356,196
AGL Energy Ltd. (Australia)	1,082,203	15,199,687
Black Hills Corp.	22,600	1,766,642
Dominion Energy, Inc.	595,100	46,013,132
E.ON SE (Germany)	293,290	3,182,898
MDU Resources Group, Inc.	789,093	20,358,599
National Grid PLC (United Kingdom)	440,927	4,678,929

		91,556,083

Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA (Norway)	14,937	430,647
Arch Coal, Inc. (Class A Stock)(a)	36,600	3,448,086
Beach Energy Ltd. (Australia)	243,979	341,777
BP PLC (United Kingdom)	1,189,782	8,302,126
Bukit ASAm Tbk PT (Indonesia)	4,470,300	938,534
Chevron Corp.	714,200	88,875,048
China Coal Energy Co. Ltd. (China) (Class H Stock)	836,000	347,859
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	90,500	188,837
CNOOC Ltd. (China)	469,000	798,956
ConocoPhillips	480,500	29,310,500
CONSOL Energy, Inc.*	150,700	4,010,127
Continental Resources, Inc.*	83,100	3,497,679
CVR Energy, Inc.	31,100	1,554,689
Diversified Gas & Oil PLC	1,142,421	1,610,413
DNO ASA (Norway)	122,614	223,111
Ecopetrol SA (Colombia)	1,229,905	1,117,574
Enagas SA (Spain)	30,226	806,921
Eni SpA (Italy)	106,376	1,770,823
EQT Corp.	232,500	3,675,825

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Equinor ASA (Norway)	36,378	$717,222
Equitrans Midstream Corp.	332,800	6,559,488
Exxaro Resources Ltd. (South Africa)	93,101	1,137,969
Exxon Mobil Corp.	240,600	18,437,178
Frontera Energy Corp. (Colombia)	20,208	205,740
Gazprom PJSC (Russia)	621,390	2,289,307
Gazprom PJSC (Russia), ADR	172,312	1,263,422
Gaztransport Et Technigaz SA (France)	5,021	503,719
GS Holdings Corp. (South Korea)	690	30,556
HollyFrontier Corp.	159,100	7,363,148
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	27,200	29,476
Japan Petroleum Exploration Co. Ltd. (Japan)	56,600	1,317,803
Kinder Morgan, Inc.	1,948,300	40,680,504
LUKOIL PJSC (Russia)	44,972	3,765,404
LUKOIL PJSC (Russia), ADR	15,210	1,285,628
Marathon Oil Corp.	1,424,700	20,244,987
MOL Hungarian Oil & Gas PLC (Hungary)	10,457	115,971
Motor Oil Hellas Corinth Refineries SA (Greece)	7,950	203,330
Neste OYJ (Finland)	510,349	17,366,082
New Hope Corp. Ltd. (Australia)	1,606,552	3,058,342
Novatek PJSC (Russia), GDR	581	123,252
Oil & Gas Development Co. Ltd. (Pakistan)	784,800	648,002
Oil & Natural Gas Corp. Ltd. (India)	428,015	1,039,983
OMV AG (Austria)	94,448	4,609,624
PBF Energy, Inc. (Class A Stock)	517,800	16,207,140
Petroleo Brasileiro SA (Brazil)	75,600	588,664
Phillips 66	368,800	34,497,552
Polski Koncern Naftowy ORLEN SA (Poland)	5,692	137,276
Range Resources Corp.(a)	946,300	6,605,174
Reliance Industries Ltd. (India)	24,899	452,351
Repsol SA (Spain)	570,694	8,958,502
Rosneft Oil Co. PJSC (Russia)	162,650	1,062,557
Rosneft Oil Co. PJSC (Russia), GDR	29,461	193,349
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	574,331	18,766,760
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	244,617	8,015,175
Santos Ltd. (Australia)	2,693,591	13,426,246
SM Energy Co.	71,000	888,920
Snam SpA (Italy)	1,307,989	6,499,407
Surgutneftegas PJSC (Russia)	2,218,400	925,715
Talos Energy, Inc.*	31,500	757,575
Tatneft PJSC (Russia)	72,020	888,464
Tatneft PJSC (Russia), ADR	9,591	710,243
TOTAL SA (France)	89,405	5,008,719
Tullow Oil PLC (Ghana)	127,835	341,416
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	3,378	67,168
Unit Corp.*	35,300	313,817

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	31,800	$2,722,398
Washington H Soul Pattinson & Co. Ltd. (Australia)	85,801	1,326,126
Whitehaven Coal Ltd. (Australia)	602,347	1,547,652
Woodside Petroleum Ltd. (Australia)	123,052	3,146,162
World Fuel Services Corp.	613,100	22,047,076

		440,347,273

Paper & Forest Products — 0.1%
Domtar Corp.	250,800	11,168,124
Mondi PLC (United Kingdom)	36,529	831,516
Nine Dragons Paper Holdings Ltd. (Hong Kong)	44,000	39,060
Oji Holdings Corp. (Japan)	150,300	870,745
Stora Enso OYJ (Finland) (Class R Stock)	150,607	1,773,076
UPM-Kymmene OYJ (Finland)	97,143	2,584,085
Verso Corp. (Class A Stock)*	32,100	611,505

		17,878,111

Personal Products — 0.4%
Avon Products, Inc. (United Kingdom)*	200,500	777,940
Best World International Ltd. (Singapore)^	126,000	126,652
Edgewell Personal Care Co.*(a)	457,300	12,324,235
Hengan International Group Co. Ltd. (China)	66,500	489,593
L’Oreal SA (France)	36,078	10,273,270
Nu Skin Enterprises, Inc. (Class A Stock)	283,900	14,001,948
Unilever NV (United Kingdom), CVA	551,254	33,561,188
Unilever PLC (United Kingdom)	142,737	8,869,527
USANA Health Sciences, Inc.*(a)	4,300	341,549

		80,765,902

Pharmaceuticals — 2.4%
Akorn, Inc.*	178,400	918,760
Aspen Pharmacare Holdings Ltd. (South Africa)	47,421	338,534
Assertio Therapeutics, Inc.*	105,500	363,975
Astellas Pharma, Inc. (Japan)	1,024,500	14,617,049
Bayer AG (Germany)	51,349	3,550,984
Bristol-Myers Squibb Co.	823,000	37,323,050
Catalent, Inc.*	69,400	3,762,174
China Medical System Holdings Ltd. (China)	1,391,000	1,275,403
China Resources Pharmaceutical Group Ltd. (China), 144A	1,072,500	1,213,250
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (China) (Class A Stock)	16,500	70,464
Chugai Pharmaceutical Co. Ltd. (Japan)	29,200	1,909,645
Cipla Ltd. (India)	8,592	68,913
CSPC Pharmaceutical Group Ltd. (China)	466,000	751,830

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Dr. Reddy’s Laboratories Ltd. (India)	2,911	$107,744
Eisai Co. Ltd. (Japan)	32,600	1,846,382
Eli Lilly & Co.	248,100	27,486,999
Faes Farma SA (Spain)	24,879	117,262
GlaxoSmithKline PLC (United Kingdom)	18,980	379,983
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	11,900	71,015
H. Lundbeck A/S (Denmark)	90,404	3,568,820
Hikma Pharmaceuticals PLC (Jordan)	19,311	422,916
Horizon Therapeutics PLC*	337,000	8,108,220
Ipsen SA (France)	6,471	884,157
Jazz Pharmaceuticals PLC*	39,700	5,659,632
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	3,300	31,719
Johnson & Johnson	631,400	87,941,392
Kaken Pharmaceutical Co. Ltd. (Japan)	4,400	206,039
Kalbe Farma Tbk PT (Indonesia)	552,800	57,146
Kissei Pharmaceutical Co. Ltd. (Japan)	11,600	290,077
KYORIN Holdings, Inc. (Japan)	9,100	161,433
Kyowa Kirin Co. Ltd. (Japan)	33,900	611,464
Luye Pharma Group Ltd. (China), 144A	576,500	418,780
Mallinckrodt PLC*(a)	909,900	8,352,882
Merck & Co., Inc.	822,600	68,975,010
Merck KGaA (Germany)	17,071	1,784,793
Novartis AG (Switzerland)	417,748	38,129,025
Novo Nordisk A/S (Denmark) (Class B Stock)	242,033	12,347,888
Ono Pharmaceutical Co. Ltd. (Japan)	49,200	883,128
Pfizer, Inc.	11,500	498,180
Prestige Consumer Healthcare, Inc.*(a)	35,300	1,118,304
Recordati SpA (Italy)	9,857	410,942
Richter Gedeon Nyrt (Hungary)	57,147	1,053,447
Roche Holding AG (Switzerland)	176,667	49,743,368
Sanofi (France)	245,258	21,196,133
Sawai Pharmaceutical Co. Ltd. (Japan)	4,900	264,748
Shandong Buchang Pharmaceuticals Co. Ltd. (China) (Class A Stock)	18,836	70,698
Shionogi & Co. Ltd. (Japan)	250,100	14,431,404
Sihuan Pharmaceutical Holdings Group Ltd. (China)	314,000	70,904
Sino Biopharmaceutical Ltd. (Hong Kong)	178,000	182,352
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	40,000	759,764
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	55,746	514,536
Towa Pharmaceutical Co. Ltd. (Japan)	8,400	213,646

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
UCB SA (Belgium)	135,040	$11,198,116
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (China) (Class A Stock)	3,900	65,513

		436,799,992

Professional Services — 0.4%
Amadeus Fire AG (Germany)	9,801	1,338,701
ASGN, Inc.*	113,700	6,890,220
Barrett Business Services, Inc.	5,500	454,300
BayCurrent Consulting, Inc. (Japan)	5,900	228,261
Heidrick & Struggles International, Inc.	18,800	563,436
Insperity, Inc.	177,400	21,667,636
Intertek Group PLC (United Kingdom)	21,013	1,468,457
Kforce, Inc.	54,900	1,926,441
Korn Ferry	128,700	5,157,009
Meitec Corp. (Japan)	25,300	1,302,453
Persol Holdings Co. Ltd. (Japan)	22,800	537,605
Randstad NV (Netherlands)	35,020	1,921,203
Recruit Holdings Co. Ltd. (Japan)	280,800	9,403,676
RELX PLC (United Kingdom)	328,859	7,985,847
RWS Holdings PLC (United Kingdom)	25,618	211,297
TechnoPro Holdings, Inc. (Japan)	4,900	261,562
Tinexta SpA (Italy)	20,694	309,479
TriNet Group, Inc.*	35,400	2,400,120
TrueBlue, Inc.*	54,100	1,193,446
Wolters Kluwer NV (Netherlands)	157,893	11,496,450

		76,717,599

Real Estate Management & Development — 0.9%
Agile Group Holdings Ltd. (China)	636,000	851,998
Aldar Properties PJSC (United Arab Emirates)	2,608,395	1,341,689
Azrieli Group Ltd. (Israel)	5,773	386,929
CBRE Group, Inc. (Class A Stock)*	398,000	20,417,400
China Aoyuan Group Ltd. (China)	31,000	43,692
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)*	27,700	84,319
China Overseas Land & Investment Ltd. (China)	210,000	774,504
CK Asset Holdings Ltd. (Hong Kong)	2,412,500	18,856,857
Country Garden Holdings Co. Ltd. (China)	841,000	1,281,132
Daiwa House Industry Co. Ltd. (Japan)	74,900	2,186,396
Deutsche EuroShop AG (Germany)	7,340	203,032
Emaar Development PJSC (United Arab Emirates)	581,249	634,933
Emaar Malls PJSC (United Arab Emirates)	203,069	112,165
Emaar Properties PJSC (United Arab Emirates)	2,142,785	2,580,860

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Future Land Development Holdings Ltd. (China)	50,000	$65,993
Greenland Holdings Group Co. Ltd. (China) (Class A Stock)	77,200	76,894
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	440,800	848,252
Hang Lung Properties Ltd. (Hong Kong)	225,000	535,765
Henderson Land Development Co. Ltd. (Hong Kong)	339,640	1,872,538
Hongkong Land Holdings Ltd. (Hong Kong)	1,634,100	10,528,964
Hulic Co. Ltd. (Japan)	40,800	328,196
Hysan Development Co. Ltd. (Hong Kong)	133,000	687,728
Jinke Properties Group Co. Ltd. (China) (Class A Stock)	76,000	66,721
Jones Lang LaSalle, Inc.(a)	177,603	24,986,966
K Wah International Holdings Ltd. (Hong Kong)	1,268,000	740,829
Kerry Properties Ltd. (Hong Kong)	824,500	3,467,874
LEG Immobilien AG (Germany)	8,347	942,647
Logan Property Holdings Co. Ltd. (China)	38,000	61,661
Marcus & Millichap, Inc.*	500	15,425
Megaworld Corp. (Philippines)	296,000	35,251
Mitsubishi Estate Co. Ltd. (Japan)	149,200	2,782,643
Mitsui Fudosan Co. Ltd. (Japan)	52,300	1,271,360
New World Development Co. Ltd. (Hong Kong)	831,000	1,299,811
Newmark Group, Inc. (Class A Stock)	1,005,313	9,027,711
PATRIZIA AG (Germany)	10,481	217,091
RMR Group, Inc. (The) (Class A Stock)(a)	22,600	1,061,748
S IMMO AG (Austria)	9,307	201,628
Seazen Holdings Co. Ltd. (China) (Class A Stock)	7,700	44,713
Shimao Property Holdings Ltd. (China)	256,500	782,432
Shui On Land Ltd. (China)	1,913,000	443,684
Sino Land Co. Ltd. (Hong Kong)	314,000	527,217
Sino-Ocean Group Holding Ltd. (China)	1,959,000	832,472
SM Prime Holdings, Inc. (Philippines)	1,566,900	1,133,515
Sumitomo Realty & Development Co. Ltd. (Japan)	42,500	1,519,622
Sun Hung Kai Properties Ltd. (Hong Kong)	105,000	1,781,380
Sunac China Holdings Ltd. (China)	66,000	325,288
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,606,000	19,784,945
Swire Properties Ltd. (Hong Kong)	329,400	1,330,430
TAG Immobilien AG (Germany)	16,710	386,461
Tokyo Tatemono Co. Ltd. (Japan)	25,000	278,335
Wharf Holdings Ltd. (The) (Hong Kong)	581,000	1,538,711

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	1,961,000	$13,821,396
Wheelock & Co. Ltd. (Hong Kong)	516,000	3,706,675
Wihlborgs Fastigheter AB (Sweden)	18,152	262,943
Yuexiu Property Co. Ltd. (China)	2,138,000	484,804

		159,864,625

Road & Rail — 0.5%
ArcBest Corp.	54,000	1,517,940
Aurizon Holdings Ltd. (Australia)	272,358	1,033,304
Avis Budget Group, Inc.*	504,000	17,720,640
Canadian National Railway Co. (Canada)	8,500	786,682
Canadian Pacific Railway Ltd. (Canada)	5,600	1,318,933
Central Japan Railway Co. (Japan)	18,400	3,688,420
ComfortDelGro Corp. Ltd. (Singapore)	134,500	264,685
CSX Corp.(a)	293,800	22,731,306
Daqin Railway Co. Ltd. (China) (Class A Stock)	65,400	77,002
East Japan Railway Co. (Japan)	36,600	3,429,679
Fukuyama Transporting Co. Ltd. (Japan)	6,100	220,766
Go-Ahead Group PLC (The) (United Kingdom)	8,710	218,760
Hamakyorex Co. Ltd. (Japan)	19,600	692,819
Landstar System, Inc.(a)	107,900	11,652,121
Localiza Rent a Car SA (Brazil)	14,900	157,888
National Express Group PLC (United Kingdom)	488,401	2,494,039
Nikkon Holdings Co. Ltd. (Japan)	8,800	202,242
Nippon Express Co. Ltd. (Japan)	10,100	538,228
Norfolk Southern Corp.	69,100	13,773,703
Sankyu, Inc. (Japan)	108,600	5,714,714
Seibu Holdings, Inc. (Japan)	26,200	437,249
Seino Holdings Co. Ltd. (Japan)	18,500	246,508
West Japan Railway Co. (Japan)	21,000	1,700,327

		90,617,955

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.*	285,100	2,126,846
Analog Devices, Inc.	342,800	38,691,836
Applied Materials, Inc.	215,700	9,687,087
ASM International NV (Netherlands)	5,704	371,636
Broadcom, Inc.(a)	39,500	11,370,470
Cirrus Logic, Inc.*(a)	243,700	10,649,690
Cypress Semiconductor Corp.	567,000	12,610,080
Dialog Semiconductor PLC (United Kingdom)*	231,329	9,330,686
Diodes, Inc.*	171,600	6,241,092
Globalwafers Co. Ltd. (Taiwan)	132,000	1,341,300
Intel Corp.(a)	1,564,400	74,887,828
Lattice Semiconductor Corp.*	93,700	1,367,083
MediaTek, Inc. (Taiwan)	42,000	426,099
MKS Instruments, Inc.(a)	65,400	5,094,006
Nanya Technology Corp. (Taiwan)	432,000	896,269

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Novatek Microelectronics Corp. (Taiwan)	374,000	$2,087,377
NXP Semiconductors NV (Netherlands)	6,600	644,226
Phison Electronics Corp. (Taiwan)	89,000	812,588
Powertech Technology, Inc. (Taiwan)	151,000	370,087
QUALCOMM, Inc.	552,300	42,013,461
Realtek Semiconductor Corp. (Taiwan)	277,000	2,040,679
SK Hynix, Inc. (South Korea)	47,089	2,834,646
SMART Global Holdings, Inc.*(a)	99,800	2,294,402
STMicroelectronics NV (Switzerland)	87,415	1,552,070
Synaptics, Inc.*(a)	168,700	4,915,918
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	549,000	4,205,734
Teradyne, Inc.	257,400	12,332,034
Tokyo Electron Ltd. (Japan)	46,600	6,555,997
Ultra Clean Holdings, Inc.*	52,100	725,232
Universal Display Corp.(a)	145,500	27,362,730
Vanguard International Semiconductor Corp. (Taiwan)	213,000	447,474

		296,286,663

Software — 3.4%
360 Security Technology, Inc. (China) (Class A Stock)	23,336	72,736
ACI Worldwide, Inc.*	84,700	2,908,598
Adobe, Inc.*	234,500	69,095,425
Altair Engineering, Inc. (Class A Stock)*	75,300	3,041,367
Altium Ltd. (Australia)	198,288	4,747,419
Bravura Solutions Ltd. (Australia)	106,408	363,803
CDK Global, Inc.	418,200	20,675,808
Cision Ltd.*	238,500	2,797,605
CommVault Systems, Inc.*	138,900	6,892,218
Constellation Software, Inc. (Canada)	3,600	3,392,997
Cornerstone OnDemand, Inc.*	19,300	1,118,049
CyberArk Software Ltd. (Israel)*	106,500	13,614,960
Dassault Systemes SE (France)	17,357	2,771,774
Envestnet, Inc.*(a)	82,100	5,613,177
Fair Isaac Corp.*	9,300	2,920,386
Globant SA (Argentina)*	900	90,945
Intuit, Inc.	185,600	48,502,848
j2 Global, Inc.(a)	280,300	24,915,867
LogMeIn, Inc.	300,300	22,126,104
Manhattan Associates, Inc.*(a)	262,000	18,164,460
Micro Focus International PLC (United Kingdom)	72,911	1,912,637
Microsoft Corp.	2,060,000	275,957,600
Mitek Systems, Inc.*	93,100	925,414
Monotype Imaging Holdings, Inc.	65,200	1,097,968
Nice Ltd. (Israel)*	16,878	2,298,797
Nuance Communications, Inc.*	719,900	11,496,803
Open Text Corp. (Canada)	15,300	631,371
Oracle Corp.(a)	745,700	42,482,529

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Paylocity Holding Corp.*	24,800	$2,326,736
Progress Software Corp.	239,200	10,433,904
SAP SE (Germany)	10,150	1,394,472
SimCorp A/S (Denmark)	5,353	518,073
SPS Commerce, Inc.*	31,700	3,240,057
Systena Corp. (Japan)	113,200	1,858,443
Temenos AG (Switzerland)*	7,944	1,422,572
Teradata Corp.*(a)	145,400	5,212,590
TiVo Corp.	319,100	2,351,767
Tyler Technologies, Inc.*	2,400	518,448
Verint Systems, Inc.*(a)	111,400	5,991,092

		625,897,819

Specialty Retail — 1.0%
ABC-Mart, Inc. (Japan)	46,700	3,044,464
Accent Group Ltd. (Australia)	2,042,019	1,991,297
Arcland Sakamoto Co. Ltd. (Japan)	26,500	325,253
Asbury Automotive Group, Inc.*	115,900	9,775,006
AutoNation, Inc.*(a)	593,300	24,883,002
Bed Bath & Beyond, Inc.(a)	349,500	4,061,190
Best Buy Co., Inc.	212,800	14,838,544
CarMax, Inc.*(a)	222,200	19,293,626
Conn’s, Inc.*(a)	22,600	402,732
DCM Holdings Co. Ltd. (Japan)	22,500	221,064
Dunelm Group PLC (United Kingdom)	138,548	1,620,495
EDION Corp. (Japan)(a)	525,100	4,880,836
Fast Retailing Co. Ltd. (Japan)	7,500	4,546,094
Foot Locker, Inc.(a)	515,300	21,601,376
Genesco, Inc.*	43,500	1,839,615
Group 1 Automotive, Inc.	52,300	4,282,847
Hennes & Mauritz AB (Sweden) (Class B Stock)	388,698	6,911,745
Hikari Tsushin, Inc. (Japan)	2,800	611,458
Home Product Center PCL (Thailand)	285,800	163,084
Hotel Shilla Co. Ltd. (South Korea)	885	74,721
JB Hi-Fi Ltd. (Australia)	15,043	272,534
JD Sports Fashion PLC (United Kingdom)	733,405	5,466,911
JUMBO SA (Greece)	26,285	507,884
Kingfisher PLC (United Kingdom)	246,252	671,400
Lithia Motors, Inc. (Class A Stock)(a)	39,700	4,715,566
Michaels Cos., Inc. (The)*(a)	1,534,000	13,345,800
Office Depot, Inc.	314,800	648,488
Petrobras Distribuidora SA (Brazil)	9,600	62,476
Pets at Home Group PLC (United Kingdom)	115,359	273,185
Sally Beauty Holdings, Inc.*(a)	1,022,600	13,641,484
Sonic Automotive, Inc. (Class A Stock)	64,700	1,510,745
TJX Cos., Inc. (The)	387,800	20,506,864
Urban Outfitters, Inc.*	91,100	2,072,525
WH Smith PLC (United Kingdom)	15,257	381,878

		189,446,189

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	863,100	$170,824,752
Brother Industries Ltd. (Japan)	3,300	62,502
Chicony Electronics Co. Ltd. (Taiwan)	15,000	36,981
Dell Technologies, Inc. (Class C Stock)*	214,389	10,890,961
Diebold Nixdorf, Inc.*(a)	919,300	8,420,788
Elecom Co. Ltd. (Japan)	45,200	1,533,325
FUJIFILM Holdings Corp. (Japan)	258,200	13,131,616
Hewlett Packard Enterprise Co.(a)	1,425,900	21,317,205
HP, Inc.	1,262,200	26,241,138
Konica Minolta, Inc. (Japan)	481,000	4,699,565
Lenovo Group Ltd. (China)	472,000	365,618
Logitech International SA (Switzerland)	117,354	4,686,836
NCR Corp.*	225,800	7,022,380
NEC Corp. (Japan)	32,500	1,282,973
Neopost SA (France)	45,434	972,572
Ricoh Co. Ltd. (Japan)	93,700	937,859
Samsung Electronics Co. Ltd. (South Korea)	110,544	4,498,534
Wistron Corp. (Taiwan)	73,000	56,983
Xerox Corp.	327,200	11,586,152

		288,568,740

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	41,653	12,869,874
ANTA Sports Products Ltd. (China)	51,000	350,998
Burberry Group PLC (United Kingdom)	355,450	8,416,066
Feng TAY Enterprise Co. Ltd. (Taiwan)	135,000	1,055,317
Fila Korea Ltd. (South Korea)	39,349	2,622,205
Goldwin, Inc. (Japan)	14,900	1,873,069
Hermes International (France)	10,243	7,392,803
Kering SA (France)	24,723	14,590,232
Li Ning Co. Ltd. (China)	41,000	96,762
LPP SA (Poland)	83	169,750
LVMH Moet Hennessy Louis Vuitton SE (France)	74,772	31,836,664
Moncler SpA (Italy)	23,461	1,006,590
Movado Group, Inc.	4,000	108,000
NIKE, Inc. (Class B Stock)	40,200	3,374,790
PVH Corp.	33,600	3,179,904
Skechers U.S.A., Inc. (Class A Stock)*	286,800	9,031,332
Steven Madden Ltd.	30,200	1,025,290
Swatch Group AG (The) (Switzerland)	7,548	409,422
Tapestry, Inc.	1,477,500	46,881,075

		146,290,143

Thrifts & Mortgage Finance — 0.2%
Charter Court Financial Services Group PLC (United Kingdom), 144A	48,544	183,049
Deutsche Pfandbriefbank AG (Germany), 144A	577,678	6,972,473
Essent Group Ltd.*	90,000	4,229,100

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp. (Class C Stock)	18,000	$1,307,880
Housing Development Finance Corp. Ltd. (India)	10,535	334,750
Indiabulls Housing Finance Ltd. (India)	6,802	59,892
LIC Housing Finance Ltd. (India)	102,818	827,999
MGIC Investment Corp.*	879,500	11,556,630
OneSavings Bank PLC (United Kingdom)	265,320	1,224,383
Paragon Banking Group PLC (United Kingdom)	36,417	203,132
Radian Group, Inc.	220,000	5,027,000
Walker & Dunlop, Inc.	31,800	1,692,078

		33,618,366

Tobacco — 0.6%
Altria Group, Inc.	660,300	31,265,205
British American Tobacco PLC (United Kingdom)	621,549	21,731,237
Gudang Garam Tbk PT (Indonesia)	109,600	596,628
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	1,836,600	408,682
Imperial Brands PLC (United Kingdom)	510,257	11,977,310
ITC Ltd. (India)	87,691	348,079
Japan Tobacco, Inc. (Japan)	154,900	3,418,496
KT&G Corp. (South Korea)	14,204	1,208,456
Philip Morris International, Inc.(a)	555,100	43,592,003
Scandinavian Tobacco Group A/S (Denmark), 144A	179,982	2,099,371
Swedish Match AB (Sweden)	17,279	729,293
Universal Corp.	25,500	1,549,635

		118,924,395

Trading Companies & Distributors — 0.6%
Ashtead Group PLC (United Kingdom)	68,625	1,968,488
BMC Stock Holdings, Inc.*	439,700	9,321,640
Foundation Building Materials, Inc.*	68,200	1,212,596
GMS, Inc.*	75,000	1,650,000
Grafton Group PLC (United Kingdom), UTS	31,276	320,372
Herc Holdings, Inc.*	55,900	2,561,897
Indutrade AB (Sweden)	12,096	386,708
ITOCHU Corp. (Japan)	877,400	16,792,657
Marubeni Corp. (Japan)	520,300	3,451,901
Mitsubishi Corp. (Japan)	16,400	433,020
Mitsui & Co. Ltd. (Japan)	503,100	8,205,618
Posco International Corp. (South Korea)	23,819	379,285
Rush Enterprises, Inc. (Class A Stock)	18,700	682,924
Sojitz Corp. (Japan)	1,395,700	4,490,120
Sumitomo Corp. (Japan)	1,018,500	15,463,896
Titan Machinery, Inc.*	16,200	333,396

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Travis Perkins PLC (United Kingdom)	32,030	$518,280
United Rentals, Inc.*	174,900	23,196,987
Veritiv Corp.*	14,200	275,764
WESCO International, Inc.*	303,800	15,387,470
Xiamen C & D, Inc. (China) (Class A Stock)	55,200	71,490

		107,104,509

Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd. (India)	15,362	91,336
Aena SME SA (Spain), 144A	68,039	13,491,084
Airports of Thailand PCL (Thailand)	463,000	1,110,824
COSCO SHIPPING Ports Ltd. (China)	208,000	205,380
Enav SpA (Italy), 144A	113,618	644,950
Flughafen Zurich AG (Switzerland)	2,159	406,821
Fraport AG Frankfurt Airport Services Worldwide (Germany)	31,248	2,690,662
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	48,400	504,028
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	13,440	218,107
Hamburger Hafen und Logistik AG (Germany)	11,590	307,249
International Container Terminal Services, Inc. (Philippines)	23,390	66,680
Kamigumi Co. Ltd. (Japan)	226,700	5,372,242
Macquarie Infrastructure Corp.	93,600	3,794,544
Mitsubishi Logistics Corp. (Japan)	7,500	206,636
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	6,025	59,981
Taiwan High Speed Rail Corp. (Taiwan)	564,000	831,436
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	38,000	40,048

		30,042,008

Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	81,100	993,488
Middlesex Water Co.	8,800	521,400
SJW Group	44,100	2,679,957

		4,194,845

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	30,000	213,263
America Movil SAB de CV (Mexico) (Class L Stock)	1,185,600	864,164
China Mobile Ltd. (China)	179,500	1,631,878
Globe Telecom, Inc. (Philippines)	22,500	993,494
KDDI Corp. (Japan)	751,400	19,105,299

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
NTT DOCOMO, Inc. (Japan)	151,300	$3,528,915
PLDT, Inc. (Philippines)	36,995	932,124
Shenandoah Telecommunications Co.	121,100	4,664,772
SK Telecom Co. Ltd. (South Korea)	3,659	819,773
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	790,500	753,249
SoftBank Group Corp. (Japan)	16,400	787,098
Telephone & Data Systems, Inc.	399,300	12,138,720
T-Mobile US, Inc.*(a)	288,400	21,381,976
Turkcell Iletisim Hizmetleri A/S (Turkey)	27,781	61,409

		67,876,134

TOTAL COMMON STOCKS (cost $11,042,506,218)		11,732,540,541

EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF	180,046	11,834,424
iShares MSCI EAFE Small-Cap ETF	100,000	5,740,000
iShares MSCI Emerging Markets ETF	44,087	1,891,773
iShares MSCI Saudi Arabia ETF	61,000	2,014,220

TOTAL EXCHANGE-TRADED FUNDS (cost $21,634,604)		21,480,417

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	8,415	522,948
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,684	200,743
Hyundai Motor Co. (South Korea) (PRFC)	1,305	89,540
Porsche Automobil Holding SE (Germany) (PRFC)	19,647	1,277,495

		2,090,726

Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	102,440	1,009,207
Bancolombia SA (Colombia) (PRFC)	11,685	148,358
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	102,140	40,843
Itau Unibanco Holding SA (Brazil) (PRFC)	17,300	163,136

		1,361,544

Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	60,390	218,068

Capital Markets — 0.0%
State Street Corp., 5.350%	60,000	1,587,000

Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	208	35,216

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	2,840	$27,963

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	10,900	142,184

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	123,900	1,158,351

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	46,900	1,154,195

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	4,607	945,573

Industrial Conglomerates — 0.0%
CJ Corp. (South Korea) (PRFC)^*	1,103	35,027

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	231,200	912,168

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	146,700	1,042,577
Surgutneftegas PJSC (Russia) (PRFC)	3,004,900	2,035,948
Transneft PJSC (Russia) (PRFC)	301	790,750

		3,869,275

Personal Products — 0.0%
LG Household & Health Care Ltd. (South Korea) (PRFC)	58	40,504

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	20,092	664,803

TOTAL PREFERRED STOCKS (cost $13,316,568)		14,242,597

	Units

RIGHTS* — 0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/08/19	186,158	292,119

Electric Utilities — 0.0%
Enel Americas SA (Chile), expiring 07/26/19	2,794,695	41,098

Oil, Gas & Consumable Fuels — 0.0%
Repsol SA (Spain), expiring 07/08/19	920,808	510,751

TOTAL RIGHTS (cost $827,545)		843,968

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 5.2%
Automobiles — 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	3,700	$3,739,325
Series 2018-01A, Class A, 144A
3.700%	09/20/24	12,800	13,342,482
Series 2018-02A, Class A, 144A
4.000%	03/20/25	4,500	4,756,049
Series 2019-02A, Class A, 144A
3.350%	09/22/25	8,200	8,451,307
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	9,000	9,276,385
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	86	85,995
Series 2017-01A, Class B, 144A
2.880%	06/15/21	2,300	2,300,633
Series 2018-01A, Class B, 144A
3.710%	04/14/25	6,860	7,014,049
Series 2019-01A, Class A, 144A
3.630%	09/14/27	14,900	15,410,851
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	8,100	8,194,922

			72,571,998

Collateralized Loan Obligations — 3.4%
ALM Ltd. (Cayman Islands),
Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%
4.087%(c)	10/15/28	7,750	7,748,887
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.877%(c)	07/15/29	4,500	4,500,119
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%
3.861%(c)	07/16/29	20,750	20,699,382
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%
3.552%(c)	04/23/31	7,500	7,404,353
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/15/28	9,000	9,001,337
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.941%(c)	07/18/30	11,750	11,766,818
Series 2019-14A, Class A1, 144A, 3 Month LIBOR + 1.450%
4.086%(c)	04/20/32	24,500	24,520,551
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	07/15/29	10,750	10,756,320
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	10/15/30	13,750	13,727,374
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%
3.927%(c)	04/13/27	1,500	1,500,707

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%
3.558%(c)	04/17/31	16,000	$15,776,331
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	01/20/32	15,000	15,031,893
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1A, 144A, 3 Month LIBOR + 1.300%
3.892%(c)	04/20/31	4,970	4,969,971
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%
3.822%(c)	04/20/31	10,500	10,483,883
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%
3.812%(c)	07/20/31	7,750	7,734,760
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%
4.001%(c)	10/18/26	412	411,976
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.561%(c)	04/24/31	25,000	24,680,652
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180%
3.777%(c)	10/15/26	2,848	2,851,150
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.616%(c)	04/26/31	14,000	13,807,023
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180%
3.772%(c)	10/20/31	28,400	28,230,844
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%
3.610%(c)	04/25/31	20,000	19,726,280
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	10/23/29	10,000	9,991,257
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.370%
3.958%(c)	07/17/29	4,250	4,266,819
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%
3.690%(c)	04/25/31	30,000	29,803,734
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.670%(c)	02/20/31	15,000	14,904,937
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.811%(c)	01/16/31	15,000	14,878,327
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	9,000	8,967,182
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	07/15/30	11,000	11,005,649
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
3.668%(c)	04/17/31	14,000	13,842,331
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.833%(c)	10/30/30	12,750	12,748,251
Regatta VIII Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
3.838%(c)	10/17/30	7,500	7,479,749

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.622%(c)	04/20/31	15,000	$14,830,143
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.832%(c)	07/20/30	12,000	11,993,705
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%
3.882%(c)	10/20/28	9,250	9,254,456
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%
3.812%(c)	10/20/30	13,250	13,253,107
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.888%(c)	07/17/26	25,000	25,004,185
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.828%(c)	01/17/30	11,500	11,476,972
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.827%(c)	07/15/29	10,500	10,495,606
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.732%(c)	01/20/31	8,000	7,944,694
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	10/18/31	13,750	13,655,205
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%
3.900%(c)	07/25/29	16,250	16,281,842
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.790%(c)	01/25/31	9,000	8,930,896
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.550%(c)	04/25/31	12,500	12,340,424
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	04/20/29	9,000	8,996,306
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/20/29	12,750	12,734,205
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.792%(c)	10/20/31	10,000	9,939,148
West CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%
3.521%(c)	07/18/26	8,797	8,784,897
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.967%(c)	07/15/29	13,500	13,554,366
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%
3.887%(c)	04/15/30	7,000	7,039,232
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.547%(c)	04/15/29	20,000	19,816,308

			619,544,544

Consumer Loans — 0.5%
Lendmark Funding Trust,
Series 2017-02A, Class A, 144A
2.800%	05/20/26	8,300	8,303,897
Series 2019-01A, Class A, 144A
3.000%	12/20/27	7,300	7,298,328

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Mariner Finance Issuance Trust,
Series 2017-BA, Class A, 144A
2.920%	12/20/29	12,600	$12,621,228
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,400	2,399,547
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	6,098	6,123,469
Series 2017-01A, Class B, 144A
2.790%	09/14/32	2,500	2,495,907
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	4,882,360
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	6,000	5,997,813
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	12,600	12,605,885
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	4,930	4,980,073
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	5,400	5,537,940
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	3,800	3,907,558
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
5.254%(c)	02/25/23	3,880	3,886,205

			81,040,210

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	20,900	23,207,542
Discover Card Execution Note Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
2.994%(c)	12/15/26	2,000	2,009,345

			25,216,887

Home Equity Loans — 0.1%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080% (Cap 13.000%, Floor 0.540%)
3.484%(c)	10/25/34	2,424	2,440,539
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500%
4.339%(c)	01/25/33	2,024	2,026,564
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W05, Class AV2, 1 Month LIBOR + 0.760%
3.164%(c)	10/25/33	958	961,011
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%
3.484%(c)	01/25/34	1,187	1,197,490

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350%
3.754%(c)	08/25/33	2,002	$2,002,964
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975%
3.379%(c)	03/25/34	681	674,104
Home Equity Asset Trust,
Series 2002-01, Class M1, 1 Month LIBOR + 1.320%
3.724%(c)	11/25/32	1,028	1,029,301
Series 2002-05, Class M1, 1 Month LIBOR + 1.700%
4.104%(c)	05/25/33	2,090	2,095,867
Series 2003-08, Class M1, 1 Month LIBOR + 1.080%
3.484%(c)	04/25/34	672	676,837
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720%
3.124%(c)	07/25/34	177	177,837
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800%
3.204%(c)	08/25/35	811	790,968
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%
3.424%(c)	10/25/33	701	701,870
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050%
3.454%(c)	06/25/33	445	450,302
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600%
3.004%(c)	01/25/35	1,156	1,158,940
Morgan Stanley Home Equity Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705%
3.109%(c)	08/25/35	920	922,509
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660%
3.064%(c)	11/25/33	1,458	1,446,428
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915%
3.319%(c)	04/25/35	3,140	3,157,137
Series 2005-03, Class M4, 1 Month LIBOR + 0.885%
3.289%(c)	11/25/35	839	841,567

			22,752,235

Other — 0.1%
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A
—%(p)	11/27/20	3,280	3,280,000
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%
4.754%(c)	04/25/23	3,080	3,125,438
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%
5.204%(c)	06/25/24	3,550	3,550,000

			9,955,438

Residential Mortgage-Backed Securities — 0.4%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.920%(cc)	03/25/44	815	822,023
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660%
3.064%(c)	11/25/32	505	501,740

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450%
3.880%(c)	10/25/37		3,078	$3,090,154
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.590%(c)	12/26/46		7,341	7,376,044
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		533	540,225
Series 2019-06R, 144A
—%(p)	10/25/46		4,900	4,900,000
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915%
3.319%(c)	01/25/34		2,271	2,282,979
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%
4.180%(c)	01/28/70		2,792	2,842,789
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		279	283,342
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		2,997	3,020,796
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59		1,177	1,189,849
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		796	801,445
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		2,017	2,026,115
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2, Class M2, 1 Month LIBOR + 0.690%
3.094%(c)	05/25/35		4,363	4,374,537
Popular ABS Mortgage Pass-Through Trust,
Series 2005-04, Class M1, 1 Month LIBOR + 0.460%
2.864%(c)	09/25/35		4,527	4,547,188
Series 2005-05, Class AF4
3.986%(cc)	11/25/35		1,733	1,743,367
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	13,165	14,940,320
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A
3.803%(cc)	11/25/60		4,000	4,100,864
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		4,511	4,531,492
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		11,327	11,413,824
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		814	827,891
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		368	381,907

				76,538,891

Student Loans — 0.2%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	05/25/41		3,010	3,002,183
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	01/25/41		993	994,708

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2017-A, Class A2, 144A
2.650%	01/25/41		4,099	$4,092,643
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		13,159	13,397,019
Sofi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		19,800	20,846,331

				42,332,884

TOTAL ASSET-BACKED SECURITIES (cost $945,056,591)				949,953,087

BANK LOANS — 0.1%
Chemicals — 0.0%
Avantor, Inc. (United Kingdom),
Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%
3.250%(c)	11/21/24	EUR	528	654,648

Computers — 0.0%
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
6.152%(c)	09/30/24		2,705	2,699,047

Diversified Financial Services — 0.1%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	914	1,042,992
Term B, 3 Month GBP LIBOR + 4.750%
5.524%(c)	02/06/25	GBP	1,323	1,653,948
Term B1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	2,933	3,299,085

				5,996,025

Electric — 0.0%
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	08/04/23		846	844,950

Healthcare-Products — 0.0%
Ceva Sante Animale (United Kingdom),
Term Loan, 3 Month EURIBOR + 4.750%
4.750%(c)	04/10/26	EUR	2,830	3,240,719

Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.330%(c)	04/20/26		1,689	1,667,835

Software — 0.0%
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	04/26/24		5,000	4,994,440

TOTAL BANK LOANS (cost $20,396,018)				20,097,664

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	14,054,129

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-BNK05, Class A3
3.020%	06/15/60	24,420	$24,963,035
Series 2017-BNK07, Class A4
3.175%	09/15/60	34,400	35,649,711
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	16,000	16,554,893
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	17,000	17,264,391
Series 2017-C08, Class A3
3.305%	06/15/50	19,400	20,032,306
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,423,325
Series 2017-B01, Class A3
3.197%	08/15/50	22,300	23,136,058
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,255,367
Series 2014-UBS02, Class A5
3.961%	03/10/47	5,578	5,938,760
Series 2014-UBS04, Class A3
3.430%	08/10/47	5,900	6,021,924
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,600	1,671,364
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	16,874,829
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	3,134,745
Series 2015-CR26, Class A4
3.630%	10/10/48	5,000	5,307,842
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	20,975,959
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,127,999
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,358,907
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	21,138,478
Series 2016-COR01, Class A3
2.826%	10/10/49	11,000	11,124,914
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	8,000	8,253,568
Series 2015-C03, Class A3
3.446%	08/15/48	7,000	7,310,182
Series 2017-CX10, Class A4
3.191%	11/15/50	13,000	13,352,239
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	10,900	10,925,611
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	2,708	2,792,068
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	9,500	9,840,632

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-M01, Class A2
2.496%(cc)	10/25/26	13,826	$13,806,673
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	25,500	25,709,796
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	15,400	16,043,313
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.658%(cc)	06/25/20	10,982	115,295
Series K025, Class X1, IO
0.954%(cc)	10/25/22	12,105	289,233
Series K052, Class X1, IO
0.799%(cc)	11/25/25	107,595	3,841,764
Series K055, Class X1, IO
1.499%(cc)	03/25/26	32,184	2,492,783
Series K058, Class X1, IO
1.056%(cc)	08/25/26	203,235	11,525,246
Series K075, Class AM
3.650%(cc)	02/25/28	12,725	13,777,097
Series W5FX, Class AFX
3.336%(cc)	04/25/28	8,650	9,043,552
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,635,419
Series 2015-GS01, Class A2
3.470%	11/10/48	20,000	20,990,308
Series 2017-GS06, Class A2
3.164%	05/10/50	15,500	16,032,861
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,375,030
Series 2014-C21, Class A4
3.493%	08/15/47	3,851	4,039,550
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,294,699
Series 2015-C28, Class A2
2.773%	10/15/48	1,551	1,551,558
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,876,588
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	19,500	20,192,780
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	3,058	3,105,360
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	8,400,308
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,799,235
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	7,124,899
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	29,098,171
Series 2017-C33, Class A4
3.337%	05/15/50	50,000	52,224,540

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	$26,004,475
Series 2017-H01, Class XB, IO
0.889%(cc)	06/15/50	175,741	8,745,979
UBS Commercial Mortgage Trust,
Series 2017-C03, Class ASB
3.215%	08/15/50	15,001	15,628,252
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A3
2.533%	12/10/45	5,491	5,493,627
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	1,420	1,485,832
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,115,522
Series 2015-NXS01, Class A4
2.874%	05/15/48	7,500	7,643,412
Series 2015-NXS04, Class A3
3.452%	12/15/48	16,700	17,544,853
Series 2016-BNK01, Class A2
2.399%	08/15/49	19,500	19,282,171
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,398,631
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	14,540,902
Series 2017-C38, Class A4
3.190%	07/15/50	17,500	18,092,212
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	12,328,299
Series 2017-C41, Class A3
3.210%	11/15/50	25,000	25,890,162
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,687	2,729,391

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $786,215,340)			807,793,014

CORPORATE BONDS — 7.6%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	6,500	6,518,200
7.875%	04/15/27	3,500	3,504,375
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	441,783

			10,464,358

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	14,235	14,328,485
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.875%	05/01/20	5,250	5,433,334

			19,761,819

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23			1,133	$1,201,819
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24			641	705,997
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20			6,935	6,943,423
3.400%	04/19/21			4,890	4,963,605
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20			2,440	2,450,222
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29			1,573	1,613,680
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27			1,959	2,062,841

					19,941,587

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24		EUR	1,180	1,470,911

Auto Manufacturers — 0.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.014%(c)	04/12/21			1,780	1,781,534
Gtd. Notes, 144A
3.100%	04/12/21			2,375	2,402,788
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21			7,230	7,331,708
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46			140	130,223
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21			7,585	7,623,948
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	(a)		6,070	6,437,261
5.150%	04/01/38			790	778,696
6.250%	10/02/43			1,860	1,979,990
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21			4,470	4,509,247
3.700%	11/24/20			15,120	15,315,384

					48,290,779

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26			1,040	826,800
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	(a)		2,210	2,270,775

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	(a)	530	$516,088
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		1,770	1,833,829

				5,447,492

Banks — 2.6%
Australia & New Zealand Banking Group Ltd./United Kingdom (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	—	(rr)	735	811,256
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	(a)	3,600	3,651,750
3.848%	04/12/23		2,600	2,699,059
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.724%(c)	04/12/23		1,600	1,593,271
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(a)(rr)	1,700	1,897,710
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)	2,260	2,274,125
Jr. Sub. Notes, Series U
5.200%(ff)	—	(a)(rr)	1,260	1,272,600
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%
5.797%(c)	—	(a)(rr)	1,630	1,625,045
Jr. Sub. Notes, Series Z
6.500%(ff)	—	(rr)	420	463,050
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		4,037	4,111,060
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,000	4,123,107
3.593%(ff)	07/21/28		3,750	3,909,939
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28		16,976	17,969,915
3.974%(ff)	02/07/30		2,620	2,808,383
4.000%	04/01/24		1,380	1,470,548
4.078%(ff)	04/23/40		5,740	6,121,122
Sub. Notes
6.110%	01/29/37	(a)	3,080	3,928,093
Sub. Notes, Series L, MTN
3.950%	04/21/25		17,905	18,774,679
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22		5,135	5,213,604
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	—	(a)(rr)	8,595	8,558,127
Barclays Bank PLC (United Kingdom),
Sub. Notes, 144A
10.179%	06/12/21		6,700	7,583,409
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		1,310	1,316,602
3.684%	01/10/23	(a)	1,415	1,433,534

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
4.337%	01/10/28	(a)	1,100	$1,126,435
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		7,740	8,255,345
BB&T Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%
2.980%(c)	06/15/20		3,425	3,441,897
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		935	1,013,004
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		2,575	2,566,326
2.350%	01/31/20		1,945	1,944,050
2.950%	07/23/21		2,000	2,021,406
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.765%
3.215%(c)	09/13/19		1,585	1,586,430
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23		500	533,750
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(ff)	—	(a)(rr)	2,500	2,591,097
Jr. Sub. Notes, Series D
5.350%(ff)	—	(rr)	670	674,188
Jr. Sub. Notes, Series P
5.950%(ff)	—	(a)(rr)	8,500	8,882,500
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)	10,570	10,869,342
Sr. Unsec’d. Notes
2.700%	03/30/21		7,415	7,453,142
2.750%	04/25/22		2,655	2,679,340
3.200%	10/21/26		3,340	3,406,276
3.700%	01/12/26		2,365	2,489,635
3.887%(ff)	01/10/28		1,810	1,914,920
8.125%	07/15/39		1,110	1,775,573
Sub. Notes
3.875%	03/26/25		4,735	4,941,367
4.450%	09/29/27		6,010	6,475,202
4.750%	05/18/46		180	203,591
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%
3.205%(c)	11/07/19		1,330	1,333,001
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/06/21		2,000	1,987,448
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		2,595	2,691,824
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23		8,500	8,822,462
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21		3,610	3,666,501
3.750%	03/26/25		600	626,634
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%
3.054%(c)	09/06/19		6,825	6,825,322

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.855%(c)	02/04/21		4,100	$4,065,714
Sr. Unsec’d. Notes
4.250%	02/04/21		3,775	3,808,355
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,640	3,624,502
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	(a)	3,300	3,401,691
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.875%	01/29/22		2,000	2,042,206
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	(a)	3,300	3,357,299
4.200%	08/08/23		2,675	2,838,719
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—	(a)(rr)	3,765	3,769,706
Jr. Sub. Notes, Series P
5.000%(ff)	—	(a)(rr)	5,000	4,800,000
Sr. Unsec’d. Notes
2.875%	02/25/21		1,151	1,159,266
3.272%(ff)	09/29/25		5,541	5,670,635
3.625%	02/20/24		400	417,336
3.750%	02/25/26		660	688,919
3.814%(ff)	04/23/29		3,875	4,050,014
3.850%	01/26/27		1,920	2,006,776
5.750%	01/24/22		875	945,686
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		2,000	2,041,168
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.581%(c)	07/24/23		2,320	2,323,951
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	(a)	410	435,043
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20		1,600	1,653,229
Sr. Unsec’d. Notes, Series FRN, 3 Month LIBOR + 1.770%
4.291%(c)	02/25/21		2,920	2,985,650
Sub. Notes
5.150%	05/22/45		6,510	7,451,071
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	(a)	3,560	3,658,407
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%(ff)	05/18/24		885	925,881
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
4.098%(c)	01/05/22		2,735	2,794,857
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21		1,000	1,006,319
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.053%(c)	—	(rr)	1,184	1,183,361
Jr. Sub. Notes, Series Q
5.150%(ff)	—	(rr)	3,500	3,548,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Jr. Sub. Notes, Series U
6.125%(ff)	—	(rr)	750	$800,700
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.000%(c)	—	(rr)	5,000	4,984,000
Jr. Sub. Notes, Series Z
5.300%(ff)	—	(rr)	3,505	3,545,553
Sr. Unsec’d. Notes
2.700%	05/18/23		8,885	8,976,092
2.950%	10/01/26		4,420	4,499,358
3.200%	01/25/23		1,420	1,457,136
3.509%(ff)	01/23/29	(a)	885	920,077
3.782%(ff)	02/01/28	(a)	14,000	14,841,544
3.900%	07/15/25		4,000	4,271,373
3.964%(ff)	11/15/48		2,975	3,156,447
4.260%(ff)	02/22/48		3,550	3,912,397
Sub. Notes
4.250%	10/01/27		2,580	2,794,284
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	(a)	10,000	10,156,425
Gtd. Notes, 144A, MTN
5.800%	01/13/20		2,500	2,544,618
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23		1,000	1,001,661
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	—	(rr)	1,175	1,172,063
Sr. Unsec’d. Notes
4.375%	01/22/47		570	634,467
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		9,820	10,258,147
3.772%(ff)	01/24/29		3,230	3,388,725
3.875%	01/27/26	(a)	11,949	12,701,930
4.431%(ff)	01/23/30	(a)	9,580	10,597,968
5.500%	01/26/20		2,660	2,705,704
5.500%	07/28/21		3,225	3,426,444
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38		610	639,073
Sub. Notes, MTN
4.100%	05/22/23		11,000	11,579,306
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21		1,225	1,235,178
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.973%(c)	04/30/21		8,110	8,132,585
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		10,920	11,204,470
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		3,000	3,103,245
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—	(rr)	1,975	2,025,935

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.938%(c)	01/17/20		8,125	$8,135,774
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22		1,255	1,264,157
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20		2,725	2,740,659
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	—	(a)(rr)	5,785	6,001,937
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19		475	474,934
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		4,080	4,115,668
3.000%	04/15/21		5,000	5,045,742
US Bancorp,
Jr. Sub. Notes, Series I
5.125%(ff)	—	(a)(rr)	1,979	2,018,580
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%
2.901%(c)	01/24/20		2,380	2,382,878

				465,909,116

Beverages — 0.0%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		4,080	4,167,929

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,000	1,032,000
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21		11,080	11,043,570

				12,075,570

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	502,475
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		15	15,381
4.500%	02/15/47		305	309,784
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		1,725	1,712,062
5.375%	11/15/24		1,220	1,262,700
5.500%	02/15/23		200	205,500

				4,007,902

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	975	$872,625
5.375%	03/15/44	825	773,685
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	1,000	1,095,301
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44	786	821,370
Gtd. Notes, 144A
4.875%	09/19/22	2,300	2,412,723
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	878	931,251
5.450%	11/15/33	485	549,233
5.625%	11/15/43	1,155	1,270,931
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	2,500	2,587,500
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	2,700	2,774,704
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	3,070	3,326,795

			17,416,118

Commercial Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,025	1,113,412
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	4,490	4,754,339
7.000%	10/15/37	1,780	2,431,221
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/16	1,050	1,121,788
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	1,030	1,046,738
4.875%	01/15/28	2,900	2,958,000
5.250%	01/15/30	3,430	3,524,325
5.500%	05/15/27	600	631,500
5.875%	09/15/26	1,525	1,624,125

			19,205,448

Computers — 0.0%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	660	670,955
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20	270	273,553

			944,508

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21		1,980	$2,041,786
American Express Co.,
Jr. Sub. Notes, Series C
4.900%(ff)	—	(rr)	580	581,462
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21		16,485	16,784,330
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		3,300	3,472,722
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,745	2,838,406
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		449	445,456
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		1,005	1,221,616
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		500	500,042

				27,885,820

Electric — 0.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,745	2,933,950
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		815	829,295
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	1,347,100
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48		2,550	2,827,099
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37		2,565	3,311,008
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		1,519	1,513,222
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	(a)	2,620	2,665,850
Sr. Unsec’d. Notes
5.375%	01/15/23		360	364,180
5.750%	01/15/25	(a)	6,275	6,227,937
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,547,757
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		5,980	6,595,055

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
1.600%	08/15/19		1,750	$1,747,509
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73		900	1,037,250
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33		2,260	2,493,458
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		2,115	2,288,523
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		2,200	2,217,565
7.125%	02/11/25		1,725	1,807,431
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		400	418,669
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,685	1,726,253
Sr. Unsec’d. Notes
2.450%	04/15/21		553	552,844
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	582,182
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29		900	1,327,959
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		2,875	2,989,310
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,895	2,037,501
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		5,310	5,665,738
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		7,750	7,904,739
NRG Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29	(a)	950	1,014,125
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,629,482
3.700%	09/15/47		2,400	2,460,209
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		1,495	1,496,690
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		5,090	4,910,929
5.000%	03/15/44		2,610	2,901,173
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		4,945	5,152,591

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	$6,139,627
Southern Co. (The),
Jr. Sub. Notes, Series B
5.500%(ff)	03/15/57		342	350,518
Sr. Unsec’d. Notes
2.950%	07/01/23	(a)	4,595	4,663,817
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27		8,320	8,767,155
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		1,570	1,626,912

				108,072,612

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		590	588,830
Jabil, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,617,620

				6,206,450

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		2,600	2,704,000
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,500	1,453,275
4.250%	10/31/26		674	670,293
5.500%	07/31/47		4,065	4,049,756

				8,877,324

Entertainment — 0.0%
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		973	1,016,785

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,220	1,276,425

Foods — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,230	1,279,200
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		1,010	1,097,112
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21		5,685	5,793,536
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	07/15/22		4,005	4,099,355

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (continued)
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44			3,255	$3,483,710
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19			3,155	3,143,901

					18,896,814

Gas — 0.0%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43			85	95,846
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48			5,540	5,523,995
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43			1,200	1,264,106

					6,883,947

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46			455	562,270
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	600	732,681
2.250%	03/07/39		EUR	1,005	1,292,102

					2,587,053

Healthcare-Services — 0.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23			1,190	1,209,338
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42			1,318	1,305,548
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45			925	1,017,012
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24	(a)		174	130,065
Sr. Sec’d. Notes
6.250%	03/31/23			570	548,625
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20			885	897,213
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57			600	691,987
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	(a)		10,880	11,743,600
Sr. Sec’d. Notes
4.750%	05/01/23			1,000	1,070,402

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52			1,630	$1,816,142
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	(a)		9,675	10,840,117
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40			1,126	1,241,911
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)		2,675	2,685,031
8.125%	04/01/22			1,375	1,442,031
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26			1,015	1,047,988

					37,687,010

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27			2,100	2,199,346
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27			1,620	1,648,350
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22			3,075	3,086,531
Sr. Unsec’d. Notes, 144A
6.625%	07/15/27			1,900	1,895,250

					8,829,477

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)		775	804,063

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	2,000	2,394,187

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23			7,518	7,628,391

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55			1,125	1,132,912
6.250%	05/01/36			3,700	4,620,085
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46			950	1,134,148
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			2,915	3,479,474

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	2,200	$2,625,701
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35			3,900	4,966,600
6.500%	05/01/42			2,000	2,651,090
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40			1,625	2,240,929
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40			421	564,406
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47			4,300	4,655,957
4.900%	09/15/44			1,375	1,608,997
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21			1,295	1,301,926

					30,982,225

Lodging — 0.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21			1,230	1,263,456
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)		1,000	1,005,000
6.000%	03/15/23			600	650,250
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25			1,500	1,607,880

					4,526,586

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21			525	528,457

Media — 0.3%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24			3,850	3,960,687
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	(a)		3,750	3,873,113
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24			2,000	2,044,750
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25			560	578,900
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47			2,575	2,717,113
6.384%	10/23/35			1,090	1,280,111
6.484%	10/23/45			4,485	5,284,714

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (continued)
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22			3,440	$4,237,506
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34			3,000	3,326,088
4.250%	10/15/30			2,025	2,259,934
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			14,630	14,831,968
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			2,300	2,300,000
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37			1,265	1,321,380
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)		2,225	2,149,906
5.875%	11/15/24	(a)		475	449,469
7.750%	07/01/26	(a)		675	654,750
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23			1,250	1,276,836
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24			2,830	2,900,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	300	353,936
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)		1,740	1,700,850
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44			685	746,962
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			1,000	1,047,500
Gtd. Notes, 144A
5.375%	06/15/24			1,395	1,492,650

					60,789,873

Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39			3,000	3,677,980
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75			2,025	2,108,531

					5,786,511

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21			9,115	9,035,244

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National (continued)
2.200%	07/18/20	(a)	2,515	$2,503,129
2.750%	01/06/23	(a)	1,600	1,611,504
3.250%	02/11/22	(a)	1,175	1,196,021
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		3,000	3,800,818
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		4,700	4,713,482
4.375%	02/11/20		5,200	5,262,140

				28,122,338

Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes, Series B
7.500%	05/01/31		2,450	3,249,191
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36		3,000	1,417,351
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21		4,000	3,950,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		800	730,000
10.000%	04/01/22		525	555,791
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,259,901
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		5,370	5,616,548
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		815	912,264
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		1,040	1,048,534
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22		4,400	4,483,116
5.600%	07/15/41		1,560	1,851,791
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34		1,000	1,227,495
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		900	943,308
6.510%	03/07/22		1,100	1,187,965
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		4,395	4,652,868
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37		2,450	3,103,614

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	(a)		2,325	$2,478,748
4.750%	04/19/27			900	965,149
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			3,500	4,101,842
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19			500	506,925
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20			265	265,662
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21			8,825	9,106,870
6.000%	03/01/41			1,420	1,624,915
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25		EUR	310	397,445
5.299%	01/27/25	(a)		2,870	3,045,070
6.625%	01/16/34		GBP	1,280	1,808,415
6.900%	03/19/49	(a)		3,240	3,450,600
7.375%	01/17/27			3,865	4,421,560
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38			1,330	1,818,563
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23			5,900	5,598,510
4.500%	01/23/26			975	895,225
4.750%	02/26/29		EUR	3,500	3,800,757
5.375%	03/13/22			1,540	1,551,627
5.500%	01/21/21			1,750	1,770,125
6.350%	02/12/48			1,902	1,632,867
6.500%	03/13/27	(a)		5,610	5,539,314
6.500%	06/02/41			2,570	2,279,590
Gtd. Notes, EMTN
2.750%	04/21/27		EUR	2,000	1,989,566
4.875%	02/21/28		EUR	2,930	3,251,743
Gtd. Notes, MTN
6.750%	09/21/47	(a)		3,385	3,014,342
6.875%	08/04/26			810	820,044
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22			2,725	2,585,344
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38			1,403	1,880,154
6.850%	06/01/39			405	560,606
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	(a)		475	483,194

					110,834,509

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28			6,297	$6,552,850
4.000%	12/21/25			413	437,161

					6,990,011

Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23			990	1,012,275
Ball Corp.,
Gtd. Notes
4.375%	12/15/23		EUR	550	723,806
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22			1,750	1,849,921

					3,586,002

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	(a)		1,825	1,837,165
3.600%	05/14/25			1,505	1,554,932
4.500%	05/14/35			2,530	2,609,931
4.700%	05/14/45			4,190	4,265,501
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	(a)		2,533	2,586,231
4.550%	03/15/35			1,830	1,847,713
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21			2,122	2,185,608
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.000%	01/15/28			840	870,450
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	(a)		1,375	1,482,819
4.250%	10/26/49			7,715	8,528,160
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	(a)		7,270	7,843,351
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20			5,000	5,012,775
3.875%	07/20/25			5,696	5,947,641
4.780%	03/25/38			1,780	1,856,850
5.050%	03/25/48	(a)		3,655	3,893,011
5.125%	07/20/45			1,750	1,866,226
5.300%	12/05/43			310	336,047
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22			7,500	7,565,746
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27			5,925	6,008,759

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		7,000	$6,463,838
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	(a)	13,690	13,673,187

				88,235,941

Pipelines — 0.2%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28		3,815	4,171,011
5.875%	01/15/24	(a)	1,300	1,447,114
7.500%	10/15/20		400	424,284
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24		600	606,738
5.600%	04/01/44		350	321,125
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		1,000	1,233,409
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,672	1,736,887
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		685	792,632
Gtd. Notes, 144A
5.625%	11/15/23		7,350	8,138,338
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		290	311,708
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		1,035	1,066,050
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,920,230
6.850%	10/15/37		3,550	4,390,060
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		1,700	1,790,749
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,288,025
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	366,469
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	2,031,793
4.900%	01/15/45		700	733,513
5.100%	09/15/45		4,200	4,536,689
5.400%	03/04/44		3,260	3,599,059

				41,905,883

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21			2,000	$2,027,320
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22			1,000	1,042,197
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20			875	890,190
5.375%	04/15/26			410	443,395
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26			4,150	4,258,937
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR	4,225	5,202,905
5.250%	08/01/26			835	870,487
5.500%	05/01/24			341	349,525
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22			4,487	4,603,538
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23			1,265	1,283,975
SBA Tower Trust,
Asset-Backed, 144A
2.877%	07/15/46			1,505	1,507,729
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23			1,640	1,670,488
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20			5,425	5,476,839

					29,627,525

Retail — 0.1%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.288%(c)	04/17/20			4,035	4,035,465
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24			1,160	1,194,800
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	(a)		300	313,533
5.625%	10/15/23			900	933,291
6.750%	07/01/36			1,070	920,200
6.875%	11/01/35			1,710	1,520,806
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)		4,435	4,351,622

					13,269,717

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		4,700	$4,712,212
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		3,365	3,386,789
3.125%	10/15/22		2,585	2,601,275

				10,700,276

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21		3,000	2,993,852
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,155	1,285,267
4.100%	02/06/37		8,345	9,521,322
4.500%	02/06/57	(a)	1,020	1,248,822
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		1,295	1,473,568

				16,522,831

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25		3,870	4,014,093
3.800%	02/15/27		15	15,610
3.875%	01/15/26		1,550	1,620,720
4.050%	12/15/23		7,530	7,987,163
4.300%	02/15/30		925	990,042
4.500%	05/15/35	(a)	2,715	2,842,080
4.850%	03/01/39		12,215	13,109,513
4.900%	08/15/37		418	450,535
5.250%	03/01/37	(a)	3,230	3,625,035
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		480	417,600
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	3,006,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	2,175	2,267,437
7.000%	08/15/20		625	647,656
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23	(a)	2,335	2,536,394
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,049	1,049,335
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25	(a)	1,250	1,300,975

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33			4,585	$5,165,309
4.522%	09/15/48	(a)		1,625	1,820,686
5.012%	04/15/49			3,000	3,572,970
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29			550	595,508
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23		EUR	2,260	2,586,653
3.125%	01/20/25		EUR	4,915	5,572,640

					65,194,454

Transportation — 0.0%
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23			1,785	1,812,320
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34			400	425,010

					2,237,330

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. Lp/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21			5,490	5,557,937

TOTAL CORPORATE BONDS (cost $1,342,733,079)					1,393,548,301

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable BP Settlement, Revenue Bonds, Series B
4.263%	09/15/32			555	609,274

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49			1,330	1,994,149
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39			4,685	6,290,831
Los Angeles Department of Water,
Revenue Bonds, BABs
6.008%	07/01/39			1,850	2,407,238
University of California,
Revenue Bonds, Series AQ
4.767%	05/15/2115			850	1,001,113
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45			340	359,795
Taxable, Revenue Bonds, Series J
4.131%	05/15/45			360	393,944

					12,447,070

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50			955	1,363,482

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	$703,637

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	11,855	12,972,097

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,510,920

North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, 3 Month LIBOR + 0.800%
3.380%(c)	07/25/36	9,900	9,969,795

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	460,779

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,405,509
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,391,989

			3,797,498

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	2,182,103

TOTAL MUNICIPAL BONDS (cost $44,599,034)			47,016,655

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
2.594%(c)	03/27/36	1,979	1,931,632
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	759	757,240
Series 2015-R09, Class 1A1, 144A
3.202%(cc)	12/26/46	6,569	6,561,518
Series 2015-R09, Class 2A1, 144A, 1 Month LIBOR + 0.205%
2.609%(c)	02/26/37	8,120	7,989,183
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	10/25/27	1,865	1,876,203
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
4.004%(c)	04/25/28	4,772	4,789,234
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	04/25/29	6,920	6,927,936
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%
3.854%(c)	04/25/29	2,090	2,094,045

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.940%(c)	11/01/23	6,800	$6,799,994
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400%
3.829%(c)	04/25/24	7,000	6,996,133
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/25/23	5,280	5,279,993
CHL Mortgage Pass-Through Trust,
Series 2007-17, Class 2A1
6.500%	10/25/37	9,024	6,245,454
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	12/25/57	2,784	2,798,802
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.440%(c)	01/25/57	4,910	5,003,868
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	7,692	7,692,686
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	11,015	10,990,211
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%
3.829%(c)	08/25/37	2,425	2,424,463
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	04/25/29	1,200	1,200,735
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%
4.204%(c)	04/25/29	750	750,593
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29	788	789,848
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	732	98,698
Freddie Mac REMICS,
Series 4777, Class CB
3.500%	10/15/45	33,861	34,913,480
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%
6.954%(c)	10/25/24	593	637,802
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%
5.704%(c)	10/25/27	5,050	5,434,068
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	03/25/29	1,783	1,787,735
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	11/25/28	1,266	1,278,223
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.754%(c)	03/25/29	1,858	1,869,980
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	04/25/29	4,500	4,512,965
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%
5.054%(c)	01/25/49	60	61,427
GSMSC Resecuritization Trust,
Series 2009-06R, Class 1A2, 144A
3.696%(cc)	06/26/37	4,066	3,930,788
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	10/26/36	2,785	2,739,832

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	10/26/36		1,600	$1,488,190
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.270%)
2.930%(c)	03/19/35		2,177	2,143,129
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%
4.054%(c)	05/25/29		310	310,000
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.410% (Cap 11.500%, Floor 0.410%)
2.814%(c)	05/25/36		295	296,734
Series 2006-02, Class 2M1, 1 Month LIBOR + 0.500% (Cap 11.500%, Floor 0.500%)
2.904%(c)	08/25/36		790	786,625
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2
3.949%(cc)	08/25/36		260	243,024
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/23		5,020	5,023,843
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/24		2,177	2,175,804
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		1,712	1,784,522
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		6,743	6,991,201
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%
3.054%(c)	06/25/57		6,884	6,846,887
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%
3.804%(c)	03/25/28		4,800	4,812,546
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%
5.104%(c)	03/25/28		2,810	2,817,022
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200%
3.580%(c)	06/25/29		270	270,000
Ripon Mortgages PLC (United Kingdom),
Series 1A, Class A1, 144A, 3 Month GBP LIBOR + 0.800%
1.604%(c)	08/20/56	GBP	8,828	11,199,231
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/48		852	853,062
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11A, Class A1, 144A, 3 Month GBP LIBOR + 0.850%
1.654%(c)	05/20/45	GBP	9,875	12,536,352
Series 2018-A12A, Class A, 144A, 3 Month GBP LIBOR + 0.800%
1.604%(c)	02/20/45	GBP	5,270	6,661,121
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420%
3.278%(c)	06/25/44		1,659	1,646,022

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $213,451,327)				216,050,084

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS — 1.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23	(a)		7,170	$5,736,072
6.875%	04/22/21	(a)		2,995	2,628,113
7.820%	12/31/33		EUR	3,539	3,340,404
7.820%	12/31/33		EUR	381	354,598
8.280%	12/31/33	(a)		1,591	1,326,773
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28			4,424	4,556,205
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37			800	1,088,008
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21			4,200	4,420,542
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28			2,165	2,335,515
7.500%	05/06/21			400	421,004
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28			1,775	1,790,301
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25		EUR	3,020	3,502,998
4.750%	04/16/26		EUR	4,580	5,232,708
6.375%	04/11/31		EUR	3,510	4,054,235
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26			2,000	2,528,960
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25			800	810,603
Gov’t. Gtd. Notes, EMTN
2.375%	06/04/25			2,000	2,026,508
Hellenic Republic Government Bond (Greece), Bonds
3.000%(cc)	02/24/23		EUR	1,000	1,215,072
3.000%(cc)	02/24/24		EUR	1,000	1,219,053
3.000%(cc)	02/24/31		EUR	2,960	3,636,656
3.000%(cc)	02/24/32		EUR	2,410	2,920,750
3.000%(cc)	02/24/35		EUR	1,795	2,168,333
3.500%	01/30/23		EUR	9,835	12,127,078
3.900%	01/30/33		EUR	355	451,868
4.200%	01/30/42		EUR	845	1,097,618
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34		EUR	1,135	1,552,941
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24			510	574,923
5.750%	11/22/23			1,300	1,473,053
7.625%	03/29/41	(a)		554	888,394
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26		EUR	1,280	1,486,417
3.375%	07/30/25		EUR	1,680	2,160,581

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45			1,760	$1,982,929
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24		EUR	2,000	2,419,049
3.750%	06/14/28		EUR	9,620	13,054,298
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23			3,200	3,189,742
2.375%	02/13/25			3,000	3,004,175
2.625%	04/20/22			1,400	1,417,858
Sr. Unsec’d. Notes, EMTN
2.625%	04/20/22			1,600	1,620,408
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		35,585		39,766,237
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.600%	04/16/24			845	866,201
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%	02/27/26			3,230	4,082,080
Provincia de Buenos Aries (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21			2,640	2,394,480
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49			2,840	3,254,754
5.103%	04/23/48			3,295	3,925,169
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23			12,335	13,944,249
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33	(a)		1,610	1,767,420
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27		EUR	1,500	1,848,029
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35		EUR	2,000	2,604,573
4.125%	03/11/39		EUR	2,416	3,145,583
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50			4,650	5,285,097
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25			2,885	3,068,919
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28		EUR	2,050	2,336,230
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24			3,653	4,099,506
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21			6,200	6,174,691
2.500%	06/08/22			1,600	1,614,465
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21			2,000	2,027,948
7.000%	06/05/20			2,000	2,045,120

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		605	$623,991
7.750%	09/01/21		4,800	5,009,856
8.994%	02/01/24		675	734,898
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		500	515,695
7.750%	09/01/22		1,785	1,885,588
8.994%	02/01/24		1,600	1,741,981

TOTAL SOVEREIGN BONDS (cost $211,501,865)				220,577,503

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Fannie Mae Strips Principal, MTN
2.311%(s)	10/08/27		2,305	1,890,898
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		749	755,181
3.000%	06/01/29		1,001	1,024,863
3.000%	07/01/33		4,398	4,505,446
3.000%	01/01/43		1,439	1,469,942
3.000%	03/01/43		5,738	5,840,826
3.500%	01/01/27		358	372,452
4.000%	11/01/37		2,170	2,266,613
4.000%	09/01/40		3,173	3,347,657
4.000%	12/01/40		1,257	1,326,205
4.000%	01/01/46		3,024	3,187,313
6.250%	07/15/32	(k)	3,810	5,470,183
6.750%	03/15/31	(k)	4,800	6,980,905
Federal Home Loan Mortgage Corp., MTN
2.543%(s)	12/14/29		2,100	1,623,817
Federal National Mortgage Assoc.
2.500%	04/01/28		340	343,357
2.500%	06/01/28		705	711,520
3.000%	02/01/31		3,343	3,417,308
3.000%	04/01/43		3,248	3,304,215
3.000%	05/01/43		983	1,002,862
3.000%	06/01/43		2,961	3,019,399
3.000%	07/01/43		888	903,214
3.000%	08/01/43		1,475	1,500,254
3.000%	08/01/43		2,422	2,469,772
3.000%	08/01/43		3,543	3,603,736
3.500%	04/01/32		3,963	4,095,288
3.500%	05/01/42		482	499,875
3.500%	05/01/42		8,668	8,999,450
3.500%	07/01/42		22,763	23,633,050
3.500%	06/01/43		4,316	4,480,827
3.500%	12/01/45		760	783,534
3.500%	12/01/46		3,245	3,341,677
3.500%	12/01/46		7,171	7,383,795
3.500%	02/01/47		3,836	3,948,802
4.000%	09/01/40		1,846	1,946,869
4.000%	01/01/44		4,770	5,008,683
4.000%	07/01/44		2,317	2,439,453
4.000%	10/01/47		14,715	15,570,581
4.000%	11/01/47		3,381	3,574,039
4.000%	01/01/48		10,600	11,160,705
4.000%	02/01/48		12,337	12,943,942
4.000%	10/01/48		955	991,778

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	11/01/48		11,657	$12,217,513
4.500%	12/01/43		14,190	15,166,884
4.500%	08/01/44		426	456,463
4.500%	02/01/47		7,394	7,794,248
5.000%	03/01/44		613	648,015
6.250%	05/15/29	(k)	8,515	11,493,667
6.625%	11/15/30	(k)	1,340	1,915,755
7.125%	01/15/30	(k)	1,305	1,892,828
Government National Mortgage Assoc.
3.500%	05/20/43		2,121	2,212,134
3.500%	04/20/45		8,919	9,250,933
4.500%	10/20/43		2,271	2,416,251
4.500%	11/20/46		8,013	8,557,581
4.500%	08/20/48		33,679	35,183,998
Tennessee Valley Authority Generic Strip, Bonds
—%(p)	03/15/33		461	314,634
2.705%(s)	09/15/30		2,480	1,834,928

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $277,627,336)				282,496,118

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds
3.000%	02/15/49	(h)	327	359,138
U.S. Treasury Notes
2.000%	05/31/24		3,760	3,804,209
2.125%	05/31/26		5,435	5,525,866
2.375%	05/15/29	(a)(h)	16,380	16,927,067
U.S. Treasury Strips Coupon
1.872%(s)	05/15/31	(k)	1,600	1,232,308
1.889%(s)	08/15/29	(k)	1,600	1,292,013
2.089%(s)	11/15/35	(k)	3,200	2,164,156
2.132%(s)	11/15/28	(h)(k)	3,180	2,618,534
2.161%(s)	05/15/29	(a)(k)	7,710	6,268,216
2.183%(s)	08/15/19		7,000	6,980,216
2.200%(s)	05/15/23		4,500	4,199,915
2.251%(s)	08/15/40	(k)	3,200	1,877,255
2.673%(s)	08/15/23		17,000	15,792,860
2.713%(s)	05/15/24		6,200	5,672,292

TOTAL U.S. TREASURY OBLIGATIONS (cost $73,441,693)				74,714,045

TOTAL LONG-TERM INVESTMENTS (cost $14,993,307,218)				15,781,353,994

			Shares

SHORT-TERM INVESTMENTS — 18.5%
AFFILIATED MUTUAL FUNDS — 18.2%
PGIM Core Ultra Short Bond Fund(w)			2,321,137,298	2,321,137,298
PGIM Institutional Money Market Fund (cost $1,000,133,317; includes $998,126,088 of cash collateral for securities on loan)(b)(w)			999,907,449	1,000,207,421

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,321,270,615)				3,321,344,719

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
2.172%	09/19/19	225	$223,961
2.172%	09/19/19	3,900	3,881,994
2.172%	09/19/19	42,000	41,806,084

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,903,642)			45,912,039

OPTIONS PURCHASED*~ — 0.1%
(cost $11,228,995)			11,436,773

TOTAL SHORT-TERM INVESTMENTS (cost $3,378,403,252)			3,378,693,531

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.0% (cost $18,371,710,470)			19,160,047,525

OPTIONS WRITTEN*~ — (0.0)% (premiums received $412,805)			(113,207)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.0% (cost $18,371,297,665)			19,159,934,318
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.0)%			(915,119,980)

NET ASSETS — 100.0%			$18,244,814,338

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(110,358) and (0.0)% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $983,827,243; cash collateral of $998,126,088 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2019.
(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	07/20/23	$2,850.00	165	165	$7,184,732
S&P 500 Index (FLEX)	Call	01/22/24	$2,900.00	55	55	2,397,189
10 Year U.S. Treasury Notes Future	Put	07/26/19	$123.00	311	311	4,859
10 Year U.S. Treasury Notes Future	Put	07/26/19	$126.00	311	311	24,297
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$97.75	487	1,218	3,044
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.25	487	1,218	24,350
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	487	1,218	3,044
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	487	1,218	70,006
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	487	1,218	6,088
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	487	1,218	97,400

Total Exchange Traded (cost $11,125,294)						$9,815,009

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	9,600	$99,147
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	6,400	62,338
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	7,266	105,216
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	17,660	239,363
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	35,057	498,397
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	35,540	517,865
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	7,064	98,621

Total OTC Traded (cost $85,501)							$1,620,947

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/19/49 (cost $18,200)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66	%(S)	1,625	$817

Total Options Purchased (cost $11,228,995)									$11,436,773

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Future	Put	07/26/19	$124.50	622	622	$(9,719)
Eurodollars 1-Year Mid Curve Futures	Put	07/12/19	$98.00	974	2,435	(6,088)
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	974	2,435	(36,525)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	974	2,435	(60,875)

Total Options Written (premiums received $412,805)						$(113,207)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,370	2 Year U.S. Treasury Notes	Sep. 2019	$294,796,173	$1,902,123
15,363	5 Year U.S. Treasury Notes	Sep. 2019	1,815,234,469	27,443,494
4,967	10 Year U.S. Treasury Notes	Sep. 2019	635,620,781	10,094,313
78	10 Year U.S. Ultra Treasury Notes	Sep. 2019	10,773,750	345,148
2,073	20 Year U.S. Treasury Bonds	Sep. 2019	322,545,844	9,375,035
1,657	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	294,221,062	13,362,426
890	Mini MSCI EAFE Index	Sep. 2019	85,586,850	1,068,587
4,709	S&P 500 E-Mini Index	Sep. 2019	693,211,890	11,230,257

				74,821,383

Short Positions:
1,067	2 Year U.S. Treasury Notes	Sep. 2019	229,596,727	(1,327,970)
186	10 Year Euro-Bund	Sep. 2019	36,534,619	(560,010)

				(1,887,980)

				$72,933,403

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/19	Bank of America, N.A.	GBP	3,000	$3,810,960	$3,810,648	$—	$(312)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	32,342	41,262,555	41,081,315	—	(181,240)
Euro,
Expiring 07/02/19	Bank of America, N.A.	EUR	104,613	119,205,998	118,995,538	—	(210,460)
Expiring 07/19/19	Bank of America, N.A.	EUR	4,000	4,496,196	4,556,561	60,365	—

				$168,775,709	$168,444,062	60,365	(392,012)

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/19	BNP Paribas S.A.	GBP	35,172	$44,622,068	$44,675,920	$—	$(53,852)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	170	216,707	216,043	664	—
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	GBP	32,342	41,324,328	41,145,552	178,776	—
Euro,
Expiring 07/02/19	Bank of America, N.A.	EUR	1,270	1,425,080	1,444,213	—	(19,133)
Expiring 07/02/19	Citibank, N.A.	EUR	100,612	112,978,778	114,445,323	—	(1,466,545)
Expiring 07/02/19	Citibank, N.A.	EUR	2,155	2,419,177	2,451,287	—	(32,110)
Expiring 07/02/19	Goldman Sachs International	EUR	576	649,304	654,715	—	(5,411)
Expiring 08/02/19	Bank of America, N.A.	EUR	104,613	119,508,224	119,307,674	200,550	—

				$323,143,666	$324,340,727	379,990	(1,577,051)

						$440,355	$(1,969,063)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
07/19/19	Buy	GBP 6,200	EUR 7,148	$—	$(260,424)	Citibank, N.A.

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federation of Russia	12/20/23	1.000%(Q)	18,000	1.053%	$(35,100)	$(17,500)	$(17,600)	Barclays Bank PLC
Government of Malaysia	12/20/23	1.000%(Q)	6,000	0.603%	104,451	(5,833)	110,284	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	20,000	0.492%	444,575	(19,444)	464,019	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	6,000	10.056%	(1,749,207)	(5,833)	(1,743,374)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	30,000	1.360%	(447,529)	(29,167)	(418,362)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	6,000	0.331%	175,746	(5,833)	181,579	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	8,000	0.806%	68,859	(7,778)	76,637	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	8,000	1.027%	(6,920)	(7,778)	858	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	6,000	8.973%	(1,605,847)	(5,833)	(1,600,014)	Barclays Bank PLC
Republic of Mexico	12/20/23	1.000%(Q)	26,000	1.002%	5,171	(25,278)	30,449	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	6,000	0.504%	130,424	(5,833)	136,257	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	6,000	0.461%	141,700	(5,833)	147,533	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	6,000	0.542%	120,202	(5,833)	126,035	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	18,000	1.547%	(409,255)	(17,500)	(391,755)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	30,000	3.866%	(3,372,602)	(29,167)	(3,343,435)	Barclays Bank PLC

					$(6,435,332)	$(194,443)	$(6,240,889)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)*:
CDX.EM.30.V1	12/20/23	1.000%(Q)	200,000	$5,679,816	$(45,556)	$5,725,372	Barclays Bank PLC

*

The Portfolio entered into multiple credit default swap agreements in a package trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	2,550	$(13,752)	$15,939	$(29,691)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(13,607)	40,011	(53,618)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(4,563)	14,919	(19,482)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(4,536)	13,711	(18,247)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(4,530)	4,962	(9,492)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(2,349)	2,729	(5,078)	Citibank, N.A.

				$(43,337)	$92,271	$(135,608)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	1,590	2.253%	$(73,376)	$(155,618)	$82,242	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	3,800	2.630%	(277,560)	(822,278)	544,718	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,500	2.791%	(217,276)	(575,347)	358,071	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	1,660	3.033%	(187,211)	(300,672)	113,461	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	4,000	3.126%	(499,327)	(645,863)	146,536	Citibank, N.A.
								Morgan Stanley & Co.
Husky Energy Inc.	06/20/20	1.000%(Q)	2,380	0.249%	18,236	(98,009)	116,245	International PLC
								Morgan Stanley & Co.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,395	*	12,222	6,528	5,694	International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	3.268%	(173,430)	(117,594)	(55,836)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	3.268%	(171,389)	(139,592)	(31,797)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	3.268%	(57,538)	(48,023)	(9,515)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	3.268%	(57,130)	(46,819)	(10,311)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	3.268%	(57,135)	(38,919)	(18,216)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	3.268%	(28,975)	(19,625)	(9,350)	Citibank, N.A.
Republic of Brazil	09/20/19	1.000%(Q)	9,680	0.419%	15,984	22,097	(6,113)	HSBC Bank USA, N.A.
Republic of Korea	09/20/19	1.000%(Q)	4,490	0.094%	10,801	8,565	2,236	Citibank, N.A.

					$(1,743,104)	$(2,971,169)	$1,228,065

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	38,500	$(2,317,700)	$(2,958,205)	$(640,505)
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	151,015	2,117,879	360,623	(1,757,256)

				$(199,821)	$(2,597,582)	$(2,397,761)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
143,208	07/12/19	—(3)	—(3)	$(272,037)	$—	$(272,037)	Citigroup Global Markets, Inc.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays or receives payments based on CMM102 minus 7 year CMS minus 1.3375% upon termination.

(4)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
CNH	33,240	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(464)	$96	$560
CNH	96,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	—	—
EUR	20,000	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(8,751)	(52,741)	(43,990)
EUR	8,170	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,954)	(38,491)	(31,537)
EUR	13,150	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(8,354)	(111,836)	(103,482)
EUR	5,605	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(31,505)	(91,853)	(60,348)
EUR	17,915	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(189,273)	(459,258)	(269,985)
EUR	570	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(3,351)	(16,726)	(13,375)
EUR	10,215	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(168,477)	(409,878)	(241,401)
EUR	1,600	05/11/35	0.950%(A)	1 Day EONIA(1)(A)	(61,812)	(170,581)	(108,769)
EUR	3,750	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(107,016)	(390,546)	(283,530)
EUR	16,195	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	1,723,062	1,723,062
EUR	16,195	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(1,774,450)	(1,774,450)
EUR	1,275	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(32,187)	(180,184)	(147,997)
EUR	10,030	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	719,305	719,305
EUR	10,030	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(713,895)	(713,895)
JPY	10,706,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(133,938)	(133,938)
JPY	4,250,840	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(48,643)	(48,643)
	91,895	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	335,837	335,837
	136,660	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(2,214)	544,607	546,821
	88,890	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(2,741)	(1,052,622)	(1,049,881)
	49,745	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(17,203)	496,143	513,346

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
9,145	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	$—	$(214,016)	$(214,016)
47,150	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	115,343	(991,489)	(1,106,832)
85,009	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(108,121)	(1,934,846)	(1,826,725)
68,695	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(181,091)	(1,616,643)	(1,435,552)
72,675	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(125,964)	(1,768,318)	(1,642,354)
9,975	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(131,437)	(131,437)
25,130	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(626,234)	(626,234)
209,015	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,112,560	(5,227,070)	(6,339,630)
74,030	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	286,984	(1,873,196)	(2,160,180)
67,570	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	213,788	(1,941,584)	(2,155,372)
16,400	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	10,510	(826,274)	(836,784)
2,160	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(161,570)	(161,570)
22,370	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(15,347)	(1,536,673)	(1,521,326)
36,412	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	2,033	(3,075,147)	(3,077,180)
365	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	13,846	(10,714)	(24,560)
8,345	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(221,910)	(221,910)
52,258	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(146,701)	(2,320,168)	(2,173,467)
6,237	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(232,043)	(232,043)
14,060	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	296	(643,086)	(643,382)
30,683	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(124,679)	(153,064)	(28,385)
50,191	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	646,345	(675,338)	(1,321,683)
16,000	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	21,185	(306,811)	(327,996)
9,925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(240,157)	(240,157)
22,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(14,896)	(719,222)	(704,326)
13,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(444,471)	(444,471)
9,225	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(115,686)	(115,686)
2,355	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(1,162)	(73,755)	(72,593)
7,088	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(36,975)	(554,954)	(517,979)
3,196	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(6,683)	(261,048)	(254,365)
4,585	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	496,243	496,243
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(104,518)	(104,518)
2,935	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	376,744	376,744
1,765	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(131,265)	(131,265)
1,635	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(151,528)	(151,528)

				$1,020,969	$(30,237,840)	$(31,258,809)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,383	$(6,609)	$(3,023)	$(3,586)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Rate Agreements	$—	$—	$—	$(272,037)

OTC Swap Agreements	$129,461	$(3,251,381)	$8,368,226	$(7,794,872)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$9,754,480	$37,856,788
Goldman Sachs & Co. LLC	961	45,912,039

Total	$9,755,441	$83,768,827

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,208,188,402	$2,524,225,487	$126,652
Exchange-Traded Funds	21,480,417	—	—
Preferred Stocks	7,604,050	6,603,520	35,027
Rights	41,098	802,870	—
Asset-Backed Securities
Automobiles	—	72,571,998	—
Collateralized Loan Obligations	—	619,544,544	—
Consumer Loans	—	81,040,210	—
Credit Cards	—	25,216,887	—
Home Equity Loans	—	22,752,235	—
Other	—	9,955,438	—
Residential Mortgage-Backed Securities	—	76,538,891	—
Student Loans	—	42,332,884	—
Bank Loans	—	20,097,664	—
Commercial Mortgage-Backed Securities	—	807,793,014	—
Corporate Bonds	—	1,393,548,301	—
Municipal Bonds	—	47,016,655	—
Residential Mortgage-Backed Securities	—	216,050,084	—
Sovereign Bonds	—	220,577,503	—
U.S. Government Agency Obligations	—	282,496,118	—
U.S. Treasury Obligations	—	120,626,084	—
Options Purchased	9,815,009	1,621,764	—
Affiliated Mutual Funds	3,321,344,719	—	—
Options Written	(113,207)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$72,933,403	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,528,708)	—
OTC Cross Currency Exchange Contract	—	(260,424)	—
OTC Packaged Credit Default Swap Agreements	—	(755,516)	—
Centrally Cleared Credit Default Swap Agreements	—	(2,397,761)	—
OTC Credit Default Swap Agreements	—	(1,786,441)	—
OTC Forward Rate Agreement	—	—	(272,037)
Centrally Cleared Interest Rate Swap Agreements	—	(31,258,809)	—
OTC Total Return Swap Agreement	—	(6,609)	—

Total	$12,641,293,891	$6,553,417,883	$(110,358)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation (depreciation) on the investments, and OTC swaps contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	18.2%
Banks	6.7
Commercial Mortgage-Backed Securities	4.4
Software	3.5
Collateralized Loan Obligations	3.4
Pharmaceuticals	2.9
Insurance	2.8
IT Services	2.7
Oil, Gas & Consumable Fuels	2.5
Equity Real Estate Investment Trusts (REITs)	2.4
Health Care Equipment & Supplies	2.0
Machinery	1.7
Semiconductors & Semiconductor Equipment	1.6
Capital Markets	1.6
Residential Mortgage-Backed Securities	1.6
Technology Hardware, Storage & Peripherals	1.6
Aerospace & Defense	1.6
Interactive Media & Services	1.6
U.S. Government Agency Obligations	1.6
Hotels, Restaurants & Leisure	1.5
Health Care Providers & Services	1.5
Food Products	1.4
Biotechnology	1.4
Diversified Telecommunication Services	1.3
Internet & Direct Marketing Retail	1.2
Sovereign Bonds	1.2
Chemicals	1.2
Media	1.1
Electronic Equipment, Instruments & Components	1.1
Beverages	1.1
Automobiles	1.1
Specialty Retail	1.0
Electric Utilities	1.0
Metals & Mining	1.0
Life Sciences Tools & Services	1.0
Real Estate Management & Development	0.9
Diversified Financial Services	0.9
Construction & Engineering	0.8
Textiles, Apparel & Luxury Goods	0.8
Industrial Conglomerates	0.7
Communications Equipment	0.7

U.S. Treasury Obligations	0.6%
Tobacco	0.6
Entertainment	0.6
Consumer Finance	0.6
Household Durables	0.6
Oil & Gas	0.6
Electric	0.6
Trading Companies & Distributors	0.6
Food & Staples Retailing	0.6
Multi-Utilities	0.5
Road & Rail	0.5
Household Products	0.5
Gas Utilities	0.5
Consumer Loans	0.5
Personal Products	0.4
Electrical Equipment	0.4
Professional Services	0.4
Building Products	0.4
Wireless Telecommunication Services	0.4
Auto Components	0.4
Telecommunications	0.4
Construction Materials	0.3
Independent Power & Renewable Electricity Producers	0.3
Diversified Consumer Services	0.3
Airlines	0.3
Distributors	0.3
Auto Manufacturers	0.3
Commercial Services & Supplies	0.3
Municipal Bonds	0.3
Multiline Retail	0.2
Student Loans	0.2
Pipelines	0.2
Healthcare-Services	0.2
Energy Equipment & Services	0.2
Thrifts & Mortgage Finance	0.2
Containers & Packaging	0.2
Transportation Infrastructure	0.2
Real Estate Investment Trusts (REITs)	0.2
Multi-National	0.2
Credit Cards	0.1
Home Equity Loans	0.1
Exchange-Traded Funds	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Leisure Products	0.1%
Agriculture	0.1
Health Care Technology	0.1
Commercial Services	0.1
Foods	0.1
Paper & Forest Products	0.1
Air Freight & Logistics	0.1
Retail	0.1
Options Purchased	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Semiconductors	0.1
Other	0.1
Engineering & Construction	0.1
Home Builders	0.0	*
Housewares	0.0	*
Oil & Gas Services	0.0	*
Gas	0.0	*
Electronics	0.0	*
Healthcare-Products	0.0	*
Mining	0.0	*

Trucking & Leasing	0.0	* %
Auto Parts & Equipment	0.0	*
Lodging	0.0	*
Water Utilities	0.0	*
Building Materials	0.0	*
Computers	0.0	*
Packaging & Containers	0.0	*
Household Products/Wares	0.0	*
Transportation	0.0	*
Marine	0.0	*
Apparel	0.0	*
Environmental Control	0.0	*
Home Furnishings	0.0	*
Machinery-Diversified	0.0	*

	105.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(5.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$2,397,761	*
Credit contracts	Premiums paid for OTC swap agreements	129,461		Premiums received for OTC swap agreements	3,248,358
Credit contracts	Unrealized appreciation on OTC swap agreements	8,368,226		Unrealized depreciation on OTC swap agreements	7,791,286
Equity contracts	Due from/to broker-variation margin futures	12,298,844	*	—	—
Equity contracts	Unaffiliated investments	10,425,889		—	—
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	260,424
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	440,355		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,969,063
Interest rate contracts	Due from/to broker — variation margin futures	62,522,539	*	Due from/to broker — variation margin futures	1,887,980	*
Interest rate contracts	Due from/to broker — variation margin swaps	4,711,918	*	Due from/to broker — variation margin swaps	35,970,727	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	3,023
Interest rate contracts	Unaffiliated investments	1,854,852		Options written outstanding, at value	113,207
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	272,037
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	3,586

		$100,752,084			$53,917,452

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$—	$(59,794)	$141,672	$—	$—	$—	$(2,225,557)
Equity contracts	49,535	264,765	—	86,306,082	—	—	—
Foreign exchange contracts	—	—	—	—	4,156,649	—	—
Interest rate contracts	—	132,664	—	119,772,637	—	(111,171)	13,755,285

Total	$49,535	$337,635	$141,672	$206,078,719	$4,156,649	$(111,171)	$11,529,728

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$—	$49,448	$45,553	$—	$—	$—	$(4,229,652)
Equity contracts	28,247	3,958,398	—	23,111,646	—	—	—
Foreign exchange contracts	—	—	—	—	(1,266,503)	—	—
Interest rate contracts	—	14,491	299,598	1,746,312	—	(98,954)	(53,480,349)

Total	$28,247	$4,022,337	$345,151	$24,857,958	$(1,266,503)	$(98,954)	$(57,710,001)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$10,783,522	$13,082,333	$3,895,049,487	$480,596,299	$59,893,743

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$216,207,973	$2,898,469	$231,336,000	$2,048,854,281	$337,151,667

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$216,516,413	$1,432,703	$6,318,333

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$983,827,243	$(983,827,243)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,630,001	$(530,577)	$1,099,424	$(1,099,424)	$—
Barclays Bank PLC	7,846,725	(8,576,817)	(730,092)	655,113	(74,979)
BNP Paribas S.A.	—	(53,852)	(53,852)	—	(53,852)
Citibank, N.A.	690,738	(3,817,112)	(3,126,374)	3,126,374	—
Citigroup Global Markets, Inc.	—	(272,037)	(272,037)	272,037	—
Credit Suisse International	—	(6,609)	(6,609)	—	(6,609)
Goldman Sachs International	—	(5,411)	(5,411)	—	(5,411)
HSBC Bank USA, N.A.	22,097	(6,113)	15,984	—	15,984
JPMorgan Chase Bank, N.A.	179,440	(181,240)	(1,800)	—	(1,800)
Morgan Stanley & Co. International PLC	190,805	(98,009)	92,796	—	92,796

	$10,559,806	$(13,547,777)	$(2,987,971)	$2,954,100	$(33,871)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $983,827,243:
Unaffiliated investments (cost $15,050,439,855)	$15,838,702,806
Affiliated investments (cost $3,321,270,615)	3,321,344,719
Cash	893,546
Foreign currency, at value (cost $17,987,829)	18,070,217
Cash segregated for counterparty—OTC	1,010,000
Receivable for investments sold	377,601,945
Dividends and interest receivable	45,247,335
Tax reclaim receivable	16,846,339
Deposit with broker for centrally cleared/exchange-traded derivatives	9,755,441
Unrealized appreciation on OTC swap agreements	8,368,226
Due from broker-variation margin futures	3,341,573
Receivable for Portfolio shares sold	1,140,230
Unrealized appreciation on OTC forward foreign currency exchange contracts	440,355
Due from broker-variation margin swaps	283,295
Receivable from affiliate	261,715
Premiums paid for OTC swap agreements	129,461
Prepaid expenses and other assets	131,815

Total Assets	19,643,569,018

LIABILITIES
Payable to broker for collateral for securities on loan	998,126,088
Payable for investments purchased	369,345,464
Payable to affiliate	8,211,023
Unrealized depreciation on OTC swap agreements	7,794,872
Management fee payable	3,696,488
Premiums received for OTC swap agreements	3,251,381
Accrued expenses and other liabilities	2,928,059
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,969,063
Payable for Portfolio shares repurchased	1,679,423
Distribution fee payable	744,468
Unrealized depreciation on OTC forward rate agreements	272,037
Unrealized depreciation on OTC cross currency exchange contracts	260,424
Due to broker-variation margin futures	234,357
Foreign capital gains tax liability accrued	127,957
Options written outstanding, at value (proceeds received $412,805)	113,207
Affiliated transfer agent fee payable	369

Total Liabilities	1,398,754,680

NET ASSETS	$18,244,814,338

Net assets were comprised of:
Partners Equity	$18,244,814,338

Net asset value and redemption price per share, $18,244,814,338 / 1,062,521,952 outstanding shares of beneficial interest	$17.17

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $7,374,217 foreign withholding tax, of which $801,275 is reimbursable by an affiliate)	$144,811,845
Interest income	73,201,601
Affiliated dividend income	28,590,179
Income from securities lending, net (including affiliated income of $1,055,990)	1,414,791

Total income	248,018,416

EXPENSES
Management fee	53,470,889
Distribution fee	22,000,489
Custodian and accounting fees	1,066,282
Trustees’ fees	107,222
Legal fees and expenses	34,636
Audit fee	26,927
Shareholders’ reports	11,501
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	188,091

Total expenses	76,909,512

NET INVESTMENT INCOME (LOSS)	171,108,904

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $114,774) (net of foreign capital gains taxes $(250,630))	22,862,517
Futures transactions	206,078,719
Forward rate agreement transactions	(111,171)
Forward and cross currency contract transactions	4,156,649
Options written transactions	141,672
Swap agreements transactions	11,529,728
Foreign currency transactions	4,016,250

248,674,364

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $134,237) (net of change in foreign capital gains taxes $(101,691))	1,543,920,468
Futures	24,857,958
Forward rate agreements	(98,954)
Forward and cross currency contracts	(1,266,503)
Options written	345,151
Swap agreements	(57,710,001)
Foreign currencies	412,265

1,510,460,384

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,759,134,748

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,930,243,652

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$171,108,904	$302,131,811
Net realized gain (loss) on investment and foreign currency transactions	248,674,364	950,738,236
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,510,460,384	(2,658,234,397)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,930,243,652	(1,405,364,350)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [74,349,991 and 21,000,598 shares, respectively]	1,202,684,182	331,302,172
Portfolio shares repurchased [30,859,116 and 245,443,651 shares, respectively]	(514,341,351)	(3,931,334,229)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	688,342,831	(3,600,032,057)

CAPITAL CONTRIBUTIONS	175,305	6,807,149

TOTAL INCREASE (DECREASE)	2,618,761,788	(4,998,589,258)
NET ASSETS:
Beginning of period	15,626,052,550	20,624,641,808

End of period	$18,244,814,338	$15,626,052,550

SEE NOTES TO FINANCIAL STATEMENTS.

A294

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2019 consisted of 85 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 7 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	High level of absolute return by using traditional and non-traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.	Brown Advisory, LLC / Loomis
Sayles & Company, L.P. / LSV
Asset Management / PGIM
Fixed Income, which is a
business unit of PGIM, Inc. /
Pacific Investment
Management Company, LLC
(“PIMCO”) / QMA LLC (“QMA”)
(formerly known as Quantitative
Management Associates, LLC)
(a wholly-owned subsidiary of
PGIM, Inc.) / T. Rowe Price
Associates, Inc. (“T. Rowe”) /
William Blair Investment
Management, LLC

AST AllianzGI World Trends Portfolio (“AllianzGI World Trends”) formerly known as AST RCM World Trends Portfolio	Highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”)	High total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. / BlackRock International Limited

AST Fidelity Institutional AM® Quantitative Portfolio (“Fidelity Institutional AMSM Quantitative”)	Long-term capital growth balanced by current income.	Fidelity Institutional Asset Management, LLC (“FIAM”)

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.	PGIM Fixed Income (a wholly- owned subsidiary of PGIM, Inc.)/ QMA

B1

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit

B2

ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Trust limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Portfolios’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

B3

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward foreign currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the

B4

purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    Certain Portfolios invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Schedule of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements of the Securities Act of 1933 under Rule 144A.

Financial/Commodity Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve

B5

the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

B6

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include

B7

upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which,

B8

when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2019, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are

B9

compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    Certain Portfolios invest in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential as referenced in Note 3. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2019, the Investment Manager had engaged the firms referenced in Note 1 as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

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The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Advanced Strategies	0.6825% first $300 million;	0.60%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% on next $2.5 billion;
	0.5725% on next $2.5 billion;
	0.5525% on next $5 billion;
	0.5325% in excess of $20 billion
AllianzGI World Trends	0.7825% first $300 million;	0.72%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Balanced Asset Allocation(2)	0.15%	0.15%
BlackRock Global Strategies	0.8325% first $300 million;	0.79%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Fidelity Institutional AM® Quantitative	0.6825% first $300 million;	0.63%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Preservation Asset Allocation(2)	0.15%	0.15%
Prudential Growth Allocation	0.6825% first $300 million;	0.61%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% on next $2.5 billion;
	0.5725% on next $2.5 billion;
	0.5525% on next $5 billion;
	0.5325% in excess of $20 billion

B11

Portfolio	Fee Waivers and/or Expense Limitations
Advanced Strategies	contractually waive 0.022% through June 30, 2020(1)
AllianzGI World Trends	contractually waive 0.029%
through June 30, 2020
BlackRock Global Strategies	contractually waive 0.022%
through June 30, 2020
Fidelity Institutional AM® Quantitative	contractually waive 0.02%
through June 30, 2020

(1)

The Investment Manager has voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios to gain exposure to small-cap equity securities.

(2)

Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Investment Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Balanced Asset Allocation and Preservation Asset Allocation. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2019, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Advanced Strategies	$44,792
AllianzGI World Trends	25,180
Fidelity Institutional AM® Quantitative	21,071

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AST Investment Services, Inc., PAD, PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Funds and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2019 the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain/(Loss)
Advanced Strategies	$23,604,743	$8,385,186	$(278,637)
Fidelity Institutional AM® Quantitative	21,703,633	10,499,221	2,020,517

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the period ended June 30, 2019.

Portfolio	Capital Contributions
Advanced Strategies	$1,533
AllianzGI World Trends	448
Balanced Asset Allocation	1,352
BlackRock Global Strategies	252
Fidelity Institutional AM® Quantitative	2,057
Preservation Asset Allocation	81
Prudential Growth Allocation	41,584

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize

B13

securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefiting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2018 and for the six months ended June 30, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

During the reporting period and in consultation with the Trust’s independent trustees, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

B14

The following amounts have been accrued or paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnership for tax purposes.

Portfolio	2019 Withholding Tax
Advanced Strategies	$299,961
AllianzGI World Trends	193,414
BlackRock Global Strategies	58,660
Fidelity Institutional AM® Quantitative	309,355
Prudential Growth Allocation	801,275

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2019 Payments
Advanced Strategies	$425,428
AllianzGI World Trends	308,158
BlackRock Global Strategies	122,509
Fidelity Institutional AM® Quantitative	335,419
Prudential Growth Allocation	87,859

The following amounts have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Opportunity Loss
Advanced Strategies	$68,528
AllianzGI World Trends	12,016
BlackRock Global Strategies	1,390
Fidelity Institutional AM® Quantitative	39,700
Prudential Growth Allocation	133,721

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$4,056,539,504	$3,807,355,551
AllianzGI World Trends	2,286,487,521	2,093,202,376
Balanced Asset Allocation	1,083,216,195	1,298,897,860
BlackRock Global Strategies	1,942,414,329	2,030,563,072
Fidelity Institutional AM® Quantitative	3,399,601,554	3,507,901,062
Preservation Asset Allocation	590,140,055	676,576,325
Prudential Growth Allocation	7,317,773,891	7,259,447,437

B15

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

Advanced Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Goldman Sachs Small-Cap Value Portfolio*
$47,314,210	$—	$1,005,170	$6,748,838	$566,280	$53,624,158	2,273,173	$—

AST Small-Cap Growth Opportunities Portfolio*
44,993,573	4,750,000	6,700,000	9,650,736	2,359,298	55,053,607	2,456,654	—

AST Small-Cap Growth Portfolio*
45,821,008	4,750,000	6,700,000	9,865,740	2,526,924	56,263,672	1,085,543	—

AST Small-Cap Value Portfolio*
42,235,971	15,275,170	8,200,000	6,392,155	(122,358)	55,580,938	2,054,748	—

PGIM Core Ultra Short Bond Fund*
516,447,361	2,085,621,247	2,063,756,895	—	—	538,311,713	538,311,713	7,230,895

PGIM Institutional Money Market Fund*
599,587,698	3,062,158,365	3,100,149,978	88,767	125,452	561,810,304	561,641,811	840,911	**

$1,296,399,821	$5,172,554,782	$5,186,512,043	$32,746,236	$5,455,596	$1,320,644,392		$8,071,806

AllianzGI World Trends

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$387,466,068	$696,969,860	$938,661,518	$—	$—	$145,774,410	145,774,410	$2,881,255

PGIM Institutional Money Market Fund*
158,977,351	713,961,565	684,792,341	28,477	47,201	188,222,253	188,165,803	408,958	**

$546,443,419	$1,410,931,425	$1,623,453,859	$28,477	$47,201	$333,996,663		$3,290,213

Balanced Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AB Global Bond Portfolio*
$557,758,256	$78,195,000	$37,910,001	$29,264,543	$3,706,888	$631,014,686	54,728,073	$—

AST AQR Emerging Markets Equity Portfolio*
7,348,629	23,815,000	23,999,000	(221,041)	224,647	7,168,235	629,345	—

AST AQR Large Cap Core Portfolio*
685,672,966	25,250,000	58,185,000	59,875,341	24,778,085	737,391,392	38,871,449	—

AST BlackRock Low Duration Bond Portfolio*
56,385,865	195,000	56,948,665	(1,349,448)	1,717,248	—	—	—

AST BlackRock/Loomis Sayles Bond Portfolio*
293,826,470	41,605,000	20,055,000	18,795,189	1,755,403	335,927,062	23,231,470	—

AST ClearBridge Dividend Growth Portfolio*
378,105,388	14,430,000	33,234,999	57,191,536	15,180,177	431,672,102	21,497,615	—

AST Goldman Sachs Global Income Portfolio*
277,503,430	36,590,000	32,760,000	18,144,009	2,368,223	301,845,662	26,293,176	—

B16

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Goldman Sachs Small-Cap Value Portfolio*
$79,384,984	$19,212	$—	$12,369,739	$—	$91,773,935	3,890,375	$—

AST High Yield Portfolio*
77,436,334	—	68,140,000	(8,095,492)	13,551,971	14,752,813	1,349,754	—

AST Hotchkis & Wiley Large-Cap Value Portfolio*
340,443,176	5,445,000	192,547,096	25,275,579	33,412,234	212,028,893	6,944,936	—

AST International Growth Portfolio*
352,812,458	34,820,000	25,645,000	65,250,202	8,976,810	436,214,470	23,202,897	—

AST International Value Portfolio*
349,531,077	34,170,001	25,645,000	35,562,194	5,237,602	398,855,874	19,972,753	—

AST Jennison Large-Cap Growth Portfolio*
216,450,041	20,765,000	25,435,000	34,915,610	8,645,734	255,341,385	6,919,821	—

AST Loomis Sayles Large-Cap Growth Portfolio*
360,393,688	36,005,000	44,475,000	55,989,299	20,148,010	428,060,997	7,239,320	—

AST MFS Growth Portfolio*
215,424,874	20,765,000	25,435,000	38,163,943	15,431,667	264,350,484	8,684,313	—

AST MFS Large-Cap Value Portfolio*
368,986,745	66,584,416	15,860,000	63,136,230	5,659,783	488,507,174	22,880,898	—

AST Mid-Cap Growth Portfolio*
31,600,889	3,190,000	3,950,000	6,737,005	1,354,820	38,932,714	3,409,169	—

AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
20,530,194	195,000	3,605,999	1,577,115	1,184,922	19,881,232	598,832	—

AST Parametric Emerging Markets Equity Portfolio*
3,937,213	13,025,000	13,545,000	120,925	(304,587)	3,233,551	340,374	—

AST PIMCO Dynamic Bond Portfolio*
93,909,164	13,853,001	6,672,000	4,096,801	(134,631)	105,052,335	10,526,286	—

AST Prudential Core Bond Portfolio*
785,664,866	110,905,000	53,445,000	47,405,800	8,284,951	898,815,617	68,980,477	—

AST QMA International Core Equity Portfolio*
306,563,668	29,375,000	22,504,999	33,765,228	2,827,962	350,026,859	28,951,767	—

AST QMA Large-Cap Portfolio*
696,488,371	25,249,999	58,185,000	77,940,786	25,866,623	767,360,779	38,541,476	—

AST Small-Cap Growth Opportunities Portfolio*
69,389,155	10,785,000	13,145,001	13,158,551	5,910,472	86,098,177	3,841,953	—

AST Small-Cap Growth Portfolio*
70,844,011	10,785,000	13,145,000	13,583,103	6,089,280	88,156,394	1,700,876	—

AST Small-Cap Value Portfolio*
65,040,485	32,670,000	38,282,212	12,124,473	(2,552,243)	69,000,503	2,550,850	—

AST T. Rowe Price Large-Cap Growth Portfolio*
284,078,235	26,005,000	31,790,000	37,056,067	12,701,322	328,050,624	7,720,655	—

AST T. Rowe Price Large-Cap Value Portfolio*
477,877,844	143,329,567	223,791,887	41,893,804	25,486,606	464,795,934	29,436,095	—

AST Templeton Global Bond Portfolio*
259,602	—	—	9,718	—	269,320	23,137	—

AST WEDGE Capital Mid-Cap Value Portfolio*
20,713,179	195,000	3,606,001	1,248,539	1,602,017	20,152,734	818,219	—

B17

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Wellington Mangement Global Bond Portfolio*
$667,232,806	$92,225,000	$44,565,000	$37,258,814	$4,424,066	$756,575,686	64,775,316	$—

AST Western Asset Core Plus Bond Portfolio*
624,913,760	87,825,000	42,340,000	45,345,151	7,623,073	723,366,984	53,424,445	—

AST Western Asset Emerging Markets Debt Portfolio*
12,372,784	44,950,000	40,050,000	808,243	1,954,179	20,035,206	1,689,309	—

PGIM Core Ultra Short Bond Fund*
798,294,253	897,906,564	611,458,720	—	—	1,084,742,097	1,084,742,097	13,639,142

$9,647,174,860	$1,981,122,760	$1,910,356,580	$878,397,556	$263,113,314	$10,859,451,910		$13,639,142

BlackRock Global Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$454,711,110	$822,251,588	$566,239,555	$—	$—	$710,723,143	710,723,143	$3,009,335

PGIM Institutional Money Market Fund*
55,931,365	119,702,930	117,534,992	9,569	13,222	58,122,094	58,104,663	112,259	**

$510,642,475	$941,954,518	$683,774,547	$9,569	$13,222	$768,845,237		$3,121,594

Fidelity Institutional AM® Quantitative

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$255,024,725	$1,354,265,186	$1,156,778,743	$—	$—	$452,511,168	452,511,168	$7,613,243

PGIM Institutional Money Market Fund*
215,799,631	600,214,176	632,077,678	37,245	47,343	184,020,717	183,965,527	312,049	**

$470,824,356	$1,954,479,362	$1,788,856,421	$37,245	$47,343	$636,531,885		$7,925,292

Preservation Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AB Global Bond Portfolio*
$555,019,704	$55,020,000	$21,705,000	$30,672,200	$2,170,418	$621,177,322	53,874,876	$—

AST AQR Emerging Markets Equity Portfolio*
2,958,545	7,735,200	8,354,000	(215,570)	235,784	2,359,959	207,196	—

AST AQR Large Cap Core Portfolio*
245,575,614	8,360,001	23,465,000	20,314,642	9,995,768	260,781,025	13,747,023	—

AST BlackRock Low Duration Bond Portfolio*
58,691,589	525,000	59,584,270	(1,196,874)	1,564,555	—	—	—

AST BlackRock/Loomis Sayles Bond Portfolio*
292,927,329	29,135,001	11,490,000	19,479,451	1,048,096	331,099,877	22,897,640	—

AST ClearBridge Dividend Growth Portfolio*
132,411,999	4,780,000	13,400,000	20,744,995	4,367,499	148,904,493	7,415,562	—

AST Goldman Sachs Global Income Portfolio*
272,666,726	25,905,000	21,595,000	18,826,543	1,600,920	297,404,189	25,906,288	—

B18

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST Goldman Sachs Small-Cap Value Portfolio*
$40,576,138	$—	$14,534,797	$(2,111,672)	$7,613,531	$31,543,200	1,337,143	$—

AST High Yield Portfolio*
77,873,183	—	68,875,001	(8,176,741)	13,624,574	14,446,015	1,321,685	—

AST Hotchkis & Wiley Large-Cap Value Portfolio*
120,199,538	5,140,000	71,917,724	13,021,967	7,614,041	74,057,822	2,425,739	—

AST International Growth Portfolio*
126,731,683	10,876,600	11,305,000	23,029,149	3,428,796	152,761,228	8,125,597	—

AST International Value Portfolio*
125,569,130	10,741,502	11,305,000	12,677,771	1,978,744	139,662,147	6,993,598	—

AST Jennison Large-Cap Growth Portfolio*
77,252,878	7,790,000	11,165,000	11,658,604	3,774,815	89,311,297	2,420,360	—

AST Loomis Sayles Large-Cap Growth Portfolio*
128,039,409	13,635,000	19,545,000	17,984,990	8,784,989	148,899,388	2,518,170	—

AST MFS Growth Portfolio*
76,563,669	7,790,000	11,165,000	12,601,774	6,203,929	91,994,372	3,022,154	—

AST MFS Large-Cap Value Portfolio*
132,426,874	18,376,628	4,705,001	22,917,369	1,613,949	170,629,819	7,992,029	—

AST Mid-Cap Growth Portfolio*
13,080,240	1,205,000	1,745,000	2,785,397	544,359	15,869,996	1,389,667	—

AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
8,113,214	210,000	1,502,001	600,855	494,624	7,916,692	238,455	—

AST Parametric Emerging Markets Equity Portfolio*
1,759,144	4,297,300	4,191,001	(23,770)	19,924	1,861,597	195,958	—

AST PIMCO Dynamic Bond Portfolio*
92,737,914	9,426,000	3,830,000	3,977,697	(71,815)	102,239,796	10,244,469	—

AST Prudential Core Bond Portfolio*
781,746,719	77,680,000	30,640,000	51,295,383	4,272,507	884,354,609	67,870,653	—

AST QMA International Core Equity Portfolio*
110,784,796	9,262,401	9,700,000	12,015,657	1,189,159	123,552,013	10,219,356	—

AST QMA Large-Cap Portfolio*
249,460,684	8,360,000	23,465,001	26,626,484	10,412,105	271,394,272	13,631,053	—

AST Small-Cap Growth Opportunities Portfolio*
23,986,795	3,885,000	5,215,000	5,028,368	1,537,906	29,223,069	1,304,019	—

AST Small-Cap Growth Portfolio*
26,126,597	3,885,000	5,215,000	4,809,206	2,409,839	32,015,642	617,705	—

AST Small-Cap Value Portfolio*
10,926,884	26,139,797	14,527,000	2,750,991	(220,757)	25,069,915	926,799	—

AST T. Rowe Price Large-Cap Growth Portfolio*
101,200,680	9,725,000	13,955,000	11,892,995	5,715,127	114,578,802	2,696,606	—

AST T. Rowe Price Large-Cap Value Portfolio*
169,114,661	56,024,630	86,458,536	16,003,111	7,639,425	162,323,291	10,280,132	—

AST Templeton Global Bond Portfolio*
1,472,809	—	—	55,132	—	1,527,941	131,266	—

AST WEDGE Capital Mid-Cap Value Portfolio*
8,186,387	210,000	1,502,000	461,228	667,278	8,022,893	325,737	—

AST Wellington Mangement Global Bond Portfolio*
663,818,567	64,735,000	25,005,000	39,082,321	2,537,705	745,168,593	63,798,681	—

AST Western Asset Core Plus Bond Portfolio*
622,487,551	61,490,001	24,255,000	48,322,472	4,441,477	712,486,501	52,620,864	—

B19

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST Western Asset Emerging Markets Debt Portfolio*
$10,419,670	$47,795,000	$41,260,000	$711,643	$1,952,219	$19,618,532	1,654,176	$—

PGIM Core Ultra Short Bond Fund*
435,214,328	485,048,497	374,874,346	—	—	545,388,479	545,388,479	6,774,089

$5,796,121,648	$1,075,188,558	$1,051,450,678	$438,623,768	$119,161,490	$6,377,644,786		$6,774,089

Prudential Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,380,648,919	$3,766,815,224	$2,826,326,845	$—	$—	$2,321,137,298	2,321,137,298	$28,590,179

PGIM Institutional Money Market Fund*
615,582,691	2,331,999,583	1,947,623,864	134,237	114,774	1,000,207,421	999,907,449	1,055,990	**

$1,996,231,610	$6,098,814,807	$4,773,950,709	$134,237	$114,774	$3,321,344,719		$29,646,169

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It

B20

may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2019.

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2019, all Portfolios offer only a single share class to investors.

As of June 30, 2019, all shares of the Portfolios were owned of record by the following affiliates of the Investment Manager: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PRU LIFE”), Pruco Life Insurance Company (“SKANDIA LIFE”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios as part of their investments.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares:

Portfolio	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Advanced Strategies	3	100	100
AllianzGI World Trends	3	100	100
Balanced Asset Allocation	3	98	98
BlackRock Global Strategies	3	94	94
Fidelity Institutional AM® Quantitative	3	100	100
Preservation Asset Allocation	3	99	99
Prudential Growth Allocation	3	100	100

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

B21

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Portfolios’ allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Portfolios to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Master Limited Partnership Risk:    The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may

B22

trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Portfolios’ investment in MLPs subjects the Portfolios to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios’ scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios.

Risks of Investing in Treasury Inflation Protected Securities (TIPS):    The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Portfolios purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Portfolios hold TIPS, the Portfolios may earn less on the security than on a conventional bond.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

B23

9.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolios’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Investment Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Investment Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B24

Financial Highlights

(Unaudited)

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.75		$18.85		$16.13	$15.05		$14.94	$14.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.32		0.27	0.26		0.19	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.31		(1.42)		2.45	0.81		(0.08)	0.68

Total from investment operations	2.51		(1.10)		2.72	1.07		0.11	0.86

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—	—

Net Asset Value, end of period	$20.26		$17.75		$18.85	$16.13		$15.05	$14.94

Total Return(f)	14.14	%(g)	(5.84	)%(g)	16.86%	7.18	%(h)	0.74%	6.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,649		$7,630		$9,273	$8,475		$8,473	$8,896
Average net assets (in millions)	$8,390		$8,883		$8,935	$8,300		$8,869	$8,712
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.88	%(j)	0.88%		0.87%	0.88%		0.88%	0.89%
Expenses before waivers and/or expense reimbursement	0.92	%(j)	0.91%		0.90%	0.91%		0.92%	0.92%
Net investment income (loss)	2.04	%(j)	1.69%		1.52%	1.68%		1.28%	1.25%
Portfolio turnover rate(k)	123%		255%		232%	207%		138%	140%

	AST AllianzGI World Trends Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.52		$14.68		$12.63	$12.05		$12.07	$11.49

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.21		0.18	0.16		0.14	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.37		(1.37)		1.87	0.41		(0.16)	0.44

Total from investment operations	1.51		(1.16)		2.05	0.57		(0.02)	0.58

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—	—

Net Asset Value, end of period	$15.03		$13.52		$14.68	$12.63		$12.05	$12.07

Total Return(f)	11.17	%(g)	(7.90	)%(g)	16.23%	4.81	%(l)	(0.17)%	5.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,973		$4,323		$5,643	$5,075		$5,230	$4,655
Average net assets (in millions)	$4,806		$5,283		$5,410	$5,071		$4,753	$4,575
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.00	%(j)	1.02%		1.02%	1.02%		1.03%	1.00%
Expenses before waivers and/or expense reimbursement	1.03	%(j)	1.02%		1.02%	1.03%		1.03%	1.04%
Net investment income (loss)	1.92	%(j)	1.48%		1.30%	1.30%		1.15%	1.20%
Portfolio turnover rate(k)	80%		73%		48%	41%		51%	34%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.11%

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.73%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.15		$18.04		$15.70	$14.77		$14.70	$13.80

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.01		(0.01)	(0.02)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.17		(0.90)		2.35	0.95		0.09	0.92

Total from investment operations	2.18		(0.89)		2.34	0.93		0.07	0.90

Capital Contributions	—	(b)(d)	—		—	—		—	—

Net Asset Value, end of period	$19.33		$17.15		$18.04	$15.70		$14.77	$14.70

Total Return(e)	12.71	%(f)	(4.93)%		14.90%	6.30%		0.48%	6.52%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,940		$9,755		$11,445	$10,594		$10,497	$11,010
Average net assets (in millions)	$10,624		$11,074		$11,067	$10,379		$10,907	$10,788
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.16	%(h)	0.16%		0.16%	0.16%		0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.16	%(h)	0.16%		0.16%	0.16%		0.16%	0.16%
Net investment income (loss)	0.11	%(h)	0.06%		(0.04)%	(0.10)%		(0.14)%	(0.14)%
Portfolio turnover rate(i)	11%		15%		15%	18%		25%	16%

	AST BlackRock Global Strategies Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.28		$14.03		$12.45	$11.64		$12.00	$11.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.27		0.20	0.17		0.13	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.43		(1.02)		1.38	0.64		(0.49)	0.43

Total from investment operations	1.59		(0.75)		1.58	0.81		(0.36)	0.55

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(j)	—	—

Net Asset Value, end of period	$14.87		$13.28		$14.03	$12.45		$11.64	$12.00

Total Return(e)	11.97	%(f)	(5.35	)%(f)	12.69%	6.96	%(f)	(3.00)%	4.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,448		$2,138		$2,502	$2,277		$2,222	$2,326
Average net assets (in millions)	$2,380		$2,447		$2,397	$2,208		$2,319	$2,284
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.10	%(h)	1.10%		1.11%	1.12	%(k)	1.10%	1.11%
Expenses before waivers and/or expense reimbursement	1.12	%(h)	1.12%		1.12%	1.12	%(k)	1.10%	1.11%
Net investment income (loss)	2.31	%(h)	1.96%		1.50%	1.42%		1.05%	1.01%
Portfolio turnover rate(i)	109%		213%		250%	280%		253%	266%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(k)	The expense ratio includes interest expense on short sales of 0.01% for the year ended December 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Fidelity Institutional AM® Quantitative Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.70		$14.85		$12.75	$12.23		$12.11	$11.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.24		0.18	0.17		0.16	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54		(1.39)		1.92	0.35		(0.04)	0.17

Total from investment operations	1.69		(1.15)		2.10	0.52		0.12	0.37

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$15.39		$13.70		$14.85	$12.75		$12.23	$12.11

Total Return(f)	12.34	%(g)	(7.74	)%(g)	16.47%	4.25	%(g)	0.99%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,740		$4,135		$5,304	$4,792		$4,820	$4,929
Average net assets (in millions)	$4,593		$5,011		$5,095	$4,743		$4,977	$4,971
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.91	%(i)	0.92%		0.94%	0.87%		0.80%	0.82%
Expenses before waivers and/or expense reimbursement	0.93	%(i)	0.93%		0.94%	0.94%		0.94%	0.94%
Net investment income (loss)	1.99	%(i)	1.60%		1.33%	1.34%		1.31%	1.45%
Portfolio turnover rate(j)(k)	91%		126%		152%	174%		125%	241%

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.74		$16.19		$14.70	$13.94		$13.92	$13.16

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		—	(d)	(0.01)	(0.02)		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57		(0.45)		1.50	0.78		0.04	0.77

Total from investment operations	1.58		(0.45)		1.49	0.76		0.02	0.76

Capital Contributions	—	(b)(d)	—	(c)(d)	—	—		—	—

Net Asset Value, end of period	$17.32		$15.74		$16.19	$14.70		$13.94	$13.92

Total Return(f)	10.04	%(g)	(2.78	)%(g)	10.14%	5.45%		0.14%	5.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,406		$5,833		$6,996	$6,602		$6,781	$7,488
Average net assets (in millions)	$6,227		$6,573		$6,908	$6,711		$7,223	$7,594
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.16	%(i)	0.16%		0.16%	0.16%		0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.16	%(i)	0.16%		0.16%	0.16%		0.16%	0.16%
Net investment income (loss)	0.07	%(i)	0.03%		(0.06)%	(0.11)%		(0.14)%	(0.15)%
Portfolio turnover rate(k)	10%		14%		16%	17%		29%	19%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Prudential Growth Allocation Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.33		$16.59		$14.29	$12.98		$13.06	$11.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.26		0.20	0.19		0.16	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.68		(1.53)		2.10	1.12		(0.24)	0.95

Total from investment operations	1.84		(1.27)		2.30	1.31		(0.08)	1.10

Capital Contributions	—	(b)(c)(d)	0.01	(c)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$17.17		$15.33		$16.59	$14.29		$12.98	$13.06

Total Return(f)	12.00	%(g)	(7.59	)%(h)	16.10%	10.09	%(g)	(0.61)%	9.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18,245		$15,626		$20,625	$11,314		$10,796	$7,157
Average net assets (in millions)	$17,746		$19,406		$17,318	$10,643		$7,892	$6,747
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.87	%(j)	0.87%		0.87%	0.90%		0.92%	0.92%
Expenses before waivers and/or expense reimbursement	0.87	%(j)	0.87%		0.87%	0.91%		0.92%	0.93%
Net investment income (loss)	1.94	%(j)	1.56%		1.32%	1.41%		1.21%	1.28%
Portfolio turnover rate(k)	48%		111%		157%	143%		211%	153%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.65)%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable, and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2018, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.022% of its management fee through June 30, 2020.

•

The Board noted that the Manager had voluntarily agreed to waive its management fee to the extent the Portfolio’s assets are invested in underlying portfolios to gain exposure to small-cap equity securities.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AllianzGI World Trends Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in 2018.

•

The Board considered the Manager’s view that the Portfolio’s custom benchmark index was a more appropriate means for measuring the Portfolio’s performance, due to the Portfolio’s lower allocation to equities compared to other Funds in its Peer Universe.

•

In this regard, the Board considered that when it evaluated the Portfolio’s performance in the prior year, the Portfolio had outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017.

•

The Board also considered information provided by the Manager indicating that the Portfolio had previously recovered after periods of underperformance, with the Portfolio outperforming its benchmark index and Peer Universe median in both 2015 and 2017.

•	The Board noted that the Manager had contractually agreed to waive 0.029% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Balanced Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the one-, three- and five-year periods.

•	The Board noted that the Manager agreed to continue a voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.022% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Fidelity Institutional AM® Quantitative Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•	The Board noted the Manager’s assertion that the Portfolio’s custom benchmark index represents a better source of comparative performance information for asset allocation funds like the Portfolio.

•

In this regard, the Board considered the Manager’s assertion that while the Portfolio experienced performance challenges in 2018, when the Board evaluated the Portfolio’s performance in the prior year, the Portfolio had outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017.

•

The Board also considered information provided by the Manager indicating that the Portfolio had outperformed its custom benchmark index during 63% of the calendar quarters since the current subadviser assumed management of the Portfolio in February 2014.

•	The Board noted that the Manager had contractually agreed to waive 0.02% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to continue to monitor performance and to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio outperformed its custom benchmark index over the three- and ten-year periods, though it underperformed its custom benchmark index over the one- and five-year periods.

•	The Board noted that the Manager agreed to continue a voluntary management fee waiver based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

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PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2019 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2019

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Academic Strategies Asset Allocation Portfolio

AST AQR Large-Cap Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Legg Mason Diversified Growth Portfolio

AST MFS Growth Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST Academic Strategies Asset Allocation Portfolio	A4
	AST AQR Large-Cap Portfolio	A122
	AST Capital Growth Asset Allocation Portfolio	A129
	AST ClearBridge Dividend Growth Portfolio	A133
	AST Goldman Sachs Multi-Asset Portfolio	A138
	AST J.P. Morgan Global Thematic Portfolio	A211
	AST J.P. Morgan Strategic Opportunities Portfolio	A279
	AST Legg Mason Diversified Growth Portfolio	A353
	AST MFS Growth Allocation Portfolio	A367
	AST T. Rowe Price Growth Opportunities Portfolio	A397

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2019

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2019

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2019

AST Academic Strategies Asset Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
AST International Value Portfolio	International Value	6.1%
AST Cohen & Steers Global Realty Portfolio	Global Real Estate	5.2%
AST QMA International Core Equity Portfolio	International Value	4.5%
AST International Growth Portfolio	International Growth	4.4%
AST QMA US Equity Alpha Portfolio	Large/Mid-Cap Value	3.8%
AST High Yield Portfolio	High Yield	3.7%
AST Cohen & Steers Realty Portfolio	Real Estate	3.2%
AST Mid-Cap Growth Portfolio	Large/Mid-Cap Growth	2.4%
AST Prudential Core Bond Portfolio	Core Bond	2.3%
AST AQR Emerging Markets Equity Portfolio	Emerging Markets	2.3%

AST AQR Large-Cap
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	4.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.6%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.4%
Merck & Co., Inc.	Pharmaceuticals	2.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.1%
Adobe, Inc.	Software	2.1%
Philip Morris International, Inc.	Tobacco	1.9%
Johnson & Johnson	Pharmaceuticals	1.7%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.7%

AST Capital Growth Asset Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
AST QMA Large-Cap Portfolio	Large/Mid-Cap Growth	8.5%
AST AQR Large Cap Core Portfolio	Large/Mid-Cap Growth	8.2%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	5.4%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	5.2%
AST Prudential Core Bond Portfolio	Core Bond	4.9%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	4.9%
AST International Growth Portfolio	International Growth	4.9%
AST Loomis Sayles Large-Cap Growth Portfolio	Large/Mid-Cap Growth	4.8%
AST International Value Portfolio	International Value	4.4%
AST Wellington Management Global Bond Portfolio	Core Bond	4.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST ClearBridge Dividend Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	3.9%
Blackstone Group LP (The), MLP	Capital Markets	3.1%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.7%
Comcast Corp. (Class A Stock)	Media	2.7%
Home Depot, Inc. (The)	Specialty Retail	2.6%
Merck & Co., Inc.	Pharmaceuticals	2.6%
Walt Disney Co. (The)	Entertainment	2.6%
American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	2.4%
United Technologies Corp.	Aerospace & Defense	2.3%
JPMorgan Chase & Co.	Banks	2.2%

AST Goldman Sachs Multi-Asset
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Government National Mortgage Assoc., 3.500%, TBA	U.S. Government Agency Obligations	2.5%
Government National Mortgage Assoc., 4.500%, 09/20/48	U.S. Government Agency Obligations	2.4%
Government National Mortgage Assoc., 4.500%, TBA	U.S. Government Agency Obligations	2.3%
Goldman Sachs High Yield Fund (Institutional Shares)	High Yield	1.5%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.3%
Federal National Mortgage Assoc., 4.500%, TBA	U.S. Government Agency Obligations	0.9%
Goldman Sachs MLP Energy Infrastructure Fund	Energy Alternate Source	0.6%
Visa, Inc. (Class A Stock)	IT Services	0.5%
Microsoft Corp.	Software	0.5%
iShares iBoxx High Yield Corporate Bond ETF	Exchange-Traded Funds	0.5%

AST J.P. Morgan Global Thematic
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Microsoft Corp.	Software	United States	1.5%
U.S. Treasury Notes, 2.000%, 01/31/20	U.S. Treasury Obligations	United States	1.1%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.1%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	0.7%
Nestle SA	Food Products	Switzerland	0.5%
Pfizer, Inc.	Pharmaceuticals	United States	0.5%
Visa, Inc. (Class A Stock)	IT Services	United States	0.5%
Mastercard, Inc. (Class A Stock)	IT Services	United States	0.5%
HDFC Bank Ltd.	Banks	India	0.5%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	United States	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST J.P. Morgan Strategic Opportunities
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	1.0%
Amazon.com, Inc.	Internet & Direct Marketing Retail	0.7%
U.S. Treasury Notes, 2.000%, 01/31/20	U.S. Treasury Obligations	0.7%
Nestle SA (Switzerland)	Food Products	0.5%
U.S. Treasury Bonds, 3.625%, 08/15/43	U.S. Treasury Obligations	0.5%
U.S. Treasury Notes, 2.125%, 01/31/21	U.S. Treasury Obligations	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	Semiconductors & Semiconductor Equipment	0.4%
Pfizer, Inc.	Pharmaceuticals	0.4%
Visa, Inc. (Class A Stock)	IT Services	0.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	0.4%

Legg Mason Diversified Growth
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
AST Western Asset Core Plus Bond Portfolio	Core Bond	United States	12.7%
AST Western Asset Emerging Markets Debt Portfolio	Emerging Markets	United States	2.6%
Amgen, Inc.	Biotechnology	United States	0.8%
UnitedHealth Group, Inc.	Health Care Providers & Services	United States	0.7%
Cisco Systems, Inc.	Communications Equipment	United States	0.6%
Broadcom, Inc.	Semiconductors & Semiconductor Equipment	United States	0.6%
Comcast Corp. (Class A Stock)	Media	United States	0.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	0.5%
Intel Corp.	Semiconductors & Semiconductor Equipment	United States	0.5%
Biogen, Inc.	Biotechnology	United States	0.5%

AST MFS Growth Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	0.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	0.8%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.625%, 01/15/26	U.S. Treasury Obligations	0.8%
Aon PLC	Insurance	0.7%
U.S. Treasury Inflation Indexed Bonds, TIPS, 2.375%, 01/15/25	U.S. Treasury Obligations	0.7%
Mastercard, Inc. (Class A Stock)	IT Services	0.6%
Nestle SA (Switzerland)	Food Products	0.6%
Fiserv, Inc.	IT Services	0.6%
Adobe, Inc.	Software	0.5%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.750%, 02/15/42	U.S. Treasury Obligations	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST T. Rowe Price Growth Opportunities
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	2.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.4%
U.S. Treasury Notes, 2.750%, 08/31/23	U.S. Treasury Obligations	1.0%
Boeing Co. (The)	Aerospace & Defense	0.9%
Visa, Inc. (Class A Stock)	IT Services	0.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.9%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.9%
Becton, Dickinson & Co.	Health Care Equipment & Supplies	0.8%
Danaher Corp.	Health Care Equipment & Supplies	0.8%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	0.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST Academic Strategies Asset Allocation Portfolio	Actual	$1,000.00	$1,107.30	1.40%	$7.31
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

AST AQR Large-Cap Portfolio	Actual	$1,000.00	$1,127.20	0.82%	$4.32
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

AST Capital Growth Asset Allocation Portfolio	Actual	$1,000.00	$1,143.30	0.95%	$5.05
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

AST ClearBridge Dividend Growth Portfolio	Actual	$1,000.00	$1,195.90	0.92%	$5.01
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST Goldman Sachs Multi-Asset Portfolio	Actual	$1,000.00	$1,101.70	0.93%	$4.85
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST J.P. Morgan Global Thematic Portfolio	Actual	$1,000.00	$1,129.30	1.06%	$5.60
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

AST J.P. Morgan Strategic Opportunities Portfolio	Actual	$1,000.00	$1,100.90	1.12%	$5.83
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

AST Legg Mason Diversified Growth Portfolio	Actual	$1,000.00	$1,104.70	1.08%	$5.64
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

AST MFS Growth Allocation Portfolio	Actual	$1,000.00	$1,140.90	0.96%	$5.10
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

AST T. Rowe Price Growth Opportunities Portfolio	Actual	$1,000.00	$1,159.10	1.00%	$5.35
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

GLOSSARY

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
UAH	Ukraine Hryvna
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AQUIS	Aquis Exchange
ARM	Adjustable Rate Mortgage
ASX	Australian Securities Exchange
BABs	Build America Bonds
BBA	British Bankers Association
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A1

GLOSSARY (continued)

CAC40	French Stock Market Index
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMS	Constant Maturity Swap
CNX	CRISIL NSE Index
COOlS	Colombia Overnight Interbank Reference Rate
COP	Certificates of Participation
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
JSE	Johannesburg Stock Exchange
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly payment frequency for swaps
MIBOR	Mumbai Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
OMXS30	Nordic Exchange Stockholm Index
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PQSC	Private Qatar Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
RTS	Russian Trading System

SEE NOTES TO FINANCIAL STATEMENTS.

A2

GLOSSARY (continued)

S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SGMX	Sigma X MTF
SGX	Singapore Exchange
SIBOR	Singapore Interbank Offered Rate
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STACR	Structured Agency Credit Risk
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
SWX	SIX Swiss Exchange
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
XEQT	Equiduct Stock Exchange
XLON	London Stock Exchange
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 88.9%	Shares	Value
AFFILIATED MUTUAL FUNDS — 54.8%
AST AQR Emerging Markets Equity Portfolio*	9,331,995	$106,291,426
AST Blackrock Low Duration Bond Portfolio*	69,159	773,193
AST BlackRock/Loomis Sayles Bond Portfolio*	2,722,545	39,367,997
AST ClearBridge Dividend Growth Portfolio*	1,882,790	37,806,420
AST Cohen & Steers Global Realty Portfolio*	17,227,875	239,295,182
AST Cohen & Steers Realty Portfolio*	11,277,585	149,315,220
AST Goldman Sachs Small-Cap Value Portfolio*	2,772,098	65,393,801
AST Government Money Market Portfolio	253,130	253,130
AST High Yield Portfolio*	15,703,558	171,639,891
AST Hotchkis & Wiley Large-Cap Value Portfolio*	684,410	20,895,044
AST International Growth Portfolio*	10,736,458	201,845,406
AST International Value Portfolio*	14,153,569	282,646,778
AST Jennison Large-Cap Growth Portfolio*	241,240	8,901,741
AST Loomis Sayles Large-Cap Growth Portfolio*	264,794	15,657,257
AST MFS Growth Portfolio*	292,746	8,911,180
AST MFS Large-Cap Value Portfolio*	2,183,371	46,614,978
AST Mid-Cap Growth Portfolio*	9,629,298	109,966,581
AST Neuberger Berman Long/Short Portfolio*	2,096,707	24,279,868
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	2,719,821	90,298,048
AST Parametric Emerging Markets Equity Portfolio*	6,088,817	57,843,766
AST PIMCO Dynamic Bond Portfolio*	1,227,389	12,249,347
AST Prudential Core Bond Portfolio*	8,293,966	108,070,375
AST QMA International Core Equity Portfolio*	17,168,586	207,568,205
AST QMA US Equity Alpha Portfolio*	5,530,250	175,032,403
AST Small-Cap Growth Opportunities Portfolio*	450,530	10,096,381
AST Small-Cap Growth Portfolio*	193,449	10,026,449
AST Small-Cap Value Portfolio*	2,496,884	67,540,720
AST T. Rowe Price Large-Cap Growth Portfolio*	260,600	11,072,905
AST T. Rowe Price Large-Cap Value Portfolio*	2,882,883	45,520,721
AST T. Rowe Price Natural Resources Portfolio*	1,007,591	21,995,716
AST WEDGE Capital Mid-Cap Value Portfolio*	3,805,062	93,718,675

LONG-TERM INVESTMENTS (continued)	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
AST Western Asset Core Plus Bond Portfolio*	6,393,286	$86,565,094

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,874,236,943)		2,527,453,898

COMMON STOCKS — 8.9%
Aerospace & Defense — 0.1%
AAR Corp.(u)	4,100	150,839
Arconic, Inc.(u)	23,200	599,024
Astronics Corp.*(u)	10,300	414,266
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	5,800	471,946
United Technologies Corp.(u)	3,800	494,760
Vectrus, Inc.*(u)	8,400	340,704
Wesco Aircraft Holdings, Inc.*(u)	26,700	296,370

		2,767,909

Air Freight & Logistics — 0.0%
bpost SA (Belgium)	19,770	187,848
Cia de Distribucion Integral Logista Holdings SA (Spain)	3,264	74,036
CTT-Correios de Portugal SA (Portugal)	8,250	19,846
Hub Group, Inc. (Class A Stock)*(u)	11,100	465,978
PostNL NV (Netherlands)	41,462	71,892

		819,600

Airlines — 0.0%
Air Canada (Canada)*	16,160	489,779
Deutsche Lufthansa AG (Germany)(u)	53,087	908,776
SkyWest, Inc.(u)	600	36,402

		1,434,957

Auto Components — 0.0%
CIR-Compagnie Industriali Riunite SpA (Italy)	10,493	11,215
Dana, Inc.(u)	6,000	119,640
Delphi Technologies PLC(u)	6,200	124,000
Hella GmbH & Co. KGaA (Germany)	292	14,443
Linamar Corp. (Canada)	1,428	53,301
Magna International, Inc. (Canada)	2,408	119,816

		442,415

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)(u)	3,905	288,951
Daimler AG (Germany)	371	20,624
Fiat Chrysler Automobiles NV (United Kingdom)(u)	56,866	791,833
General Motors Co.(u)	3,800	146,414
Peugeot SA (France)	24,592	606,070
Thor Industries, Inc.(u)	5,200	303,940

		2,157,832

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks — 0.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	338	$7,231
AIB Group PLC (Ireland)	1,040	4,260
Akbank T.A.S. (Turkey)*	138,868	163,236
Banco Bilbao Vizcaya Argentaria SA (Spain)	7,116	39,750
Banco de Sabadell SA (Spain)	14,853	15,393
Banco Santander SA (Spain)	18,894	87,475
Bank Hapoalim BM (Israel)	1,097	8,148
Bank Leumi Le-Israel BM (Israel)	1,570	11,332
Bank of America Corp.(u)	12,600	365,400
Bank of East Asia Ltd. (The) (Hong Kong)	2,432	6,803
Bank of Ireland Group PLC (Ireland)	1,020	5,328
Bank of Montreal (Canada)	2,703	204,178
Bank of Nova Scotia (The) (Canada)	2,628	141,158
Bankia SA (Spain)	1,896	4,477
Bankinter SA (Spain)	710	4,894
Barclays PLC (United Kingdom)	29,632	56,461
BB&T Corp.	500	24,565
Bendigo & Adelaide Bank Ltd. (Australia)	5	41
BNP Paribas SA (France)	842	40,002
BOC Hong Kong Holdings Ltd. (China)	3,000	11,799
BPER Banca (Italy)	20,441	83,356
Cadence BanCorp(u)	3,600	74,880
CaixaBank SA (Spain)	4,773	13,668
Canadian Imperial Bank of Commerce (Canada)	3,959	311,327
Chiba Bank Ltd. (The) (Japan)	700	3,424
Citigroup, Inc.(u)	8,600	602,258
Citizens Financial Group, Inc.(u)	13,800	487,968
Commerzbank AG (Germany)	970	6,984
Concordia Financial Group Ltd. (Japan)	1,500	5,596
Credit Agricole SA (France)	1,010	12,104
Danske Bank A/S (Denmark)	573	9,058
DBS Group Holdings Ltd. (Singapore)	1,500	28,776
DNB ASA (Norway)	2,544	47,373
Erste Group Bank AG (Austria)*	231	8,577
Fifth Third Bancorp	500	13,950
Financial Institutions, Inc.(u)	6,300	183,645
First BanCorp. (Puerto Rico)(u)	5,100	56,304
First Banks, Inc., Series C (original cost $73,850; purchased 08/09/13)^(u)(f)	67	—
FNB Corp.(u)	5,700	67,089
Hang Seng Bank Ltd. (Hong Kong)	500	12,416
HSBC Holdings PLC (United Kingdom)	19,469	162,510
Huntington Bancshares, Inc.	1,200	16,584
ING Groep NV (Netherlands)	3,395	39,351
Intesa Sanpaolo SpA (Italy)	23,858	51,047
Japan Post Bank Co. Ltd. (Japan)	100	1,016
JPMorgan Chase & Co.	2,600	290,680
Jyske Bank A/S (Denmark)	1,505	52,137
KBC Group NV (Belgium)	4,403	289,007

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
KeyCorp(u)	30,100	$534,275
Lloyds Banking Group PLC (United Kingdom)	238,786	171,925
Mebuki Financial Group, Inc. (Japan)	1,200	3,134
Mediobanca Banca di Credito Finanziario SpA (Italy)	4,985	51,345
MidWestOne Financial Group, Inc.(u)	2,200	61,512
Mizrahi Tefahot Bank Ltd. (Israel)	73	1,686
Mizuho Financial Group, Inc. (Japan)	50,800	73,673
National Bank of Canada (Canada)	2,971	141,137
Nordea Bank Abp (Finland)	12,798	92,946
Oversea-Chinese Banking Corp. Ltd. (Singapore)	2,900	24,391
People’s United Financial, Inc.	100	1,678
PNC Financial Services Group, Inc. (The)	100	13,728
Popular, Inc. (Puerto Rico)(u)	8,300	450,192
QCR Holdings, Inc.(u)	2,300	80,201
Raiffeisen Bank International AG (Austria)	88	2,067
Regions Financial Corp.	1,200	17,928
Resona Holdings, Inc. (Japan)	2,600	10,844
Royal Bank of Canada (Canada)	4,704	373,827
Royal Bank of Scotland Group PLC (United Kingdom)	6,453	18,029
Seven Bank Ltd. (Japan)	1,200	3,146
Shizuoka Bank Ltd. (The) (Japan)	500	3,692
Simmons First National Corp. (Class A Stock)(u)	3,400	79,084
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,480	13,683
Societe Generale SA (France)	599	15,136
Southern National Bancorp of Virginia, Inc.(u)	7,700	117,887
Standard Chartered PLC (United Kingdom)	2,749	24,965
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,200	42,436
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	100	3,633
SunTrust Banks, Inc.	100	6,285
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,358	13,439
Swedbank AB (Sweden) (Class A Stock)	4,692	70,519
Texas Capital Bancshares, Inc.*(u)	3,900	239,343
Toronto-Dominion Bank (The) (Canada)	5,959	348,198
Turkiye Garanti Bankasi A/S (Turkey)*	112,533	177,181
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	66,580	69,576
U.S. Bancorp	1,200	62,880
UniCredit SpA (Italy)	3,840	47,182

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
United Overseas Bank Ltd. (Singapore)	1,200	$23,162
Wells Fargo & Co.	3,300	156,156
Western Alliance Bancorp*(u)	3,400	152,048
Yamaguchi Financial Group, Inc. (Japan)	100	684
Zions Bancorp NA	100	4,598

		7,932,447

Beverages — 0.0%
Anheuser-Busch InBev SA/NV (Belgium)	185	16,386
Carlsberg A/S (Denmark) (Class B Stock)	827	109,538
Coca-Cola Co. (The)	900	45,828
Diageo PLC (United Kingdom)	595	25,623
Heineken Holding NV (Netherlands)	27	2,830
Heineken NV (Netherlands)	297	33,125
Keurig Dr. Pepper, Inc.(u)	15,800	456,620
Kirin Holdings Co. Ltd. (Japan)	100	2,156
National Beverage Corp.(u)	7,800	348,114
PepsiCo, Inc.	100	13,113
Pernod Ricard SA (France)	51	9,402

		1,062,735

Biotechnology — 0.1%
AbbVie, Inc.(u)	6,500	472,680
Alexion Pharmaceuticals, Inc.*(u)	4,700	615,606
Amgen, Inc.(u)	1,700	313,276
Biogen, Inc.*(u)	2,000	467,740
Concert Pharmaceuticals, Inc.*(u)	17,100	205,200
CSL Ltd. (Australia)	73	11,041
Emergent BioSolutions, Inc.*(u)	700	33,817
Gilead Sciences, Inc.(u)	7,500	506,700
Idorsia Ltd. (Switzerland)*	676	15,466
Incyte Corp.*(u)	7,300	620,208
Jounce Therapeutics, Inc.*(u)	25,900	128,205
Regeneron Pharmaceuticals, Inc.*(u)	900	281,700
Swedish Orphan Biovitrum AB (Sweden)*	4,939	95,188
Veracyte, Inc.*(u)	18,200	518,882
Vertex Pharmaceuticals, Inc.*(u)	3,200	586,816

		4,872,525

Building Products — 0.0%
Builders FirstSource, Inc.*(u)	3,300	55,638
Continental Building Products, Inc.*(u)	4,800	127,536
Cornerstone Building Brands, Inc.*(u)	41,800	243,694
dormakaba Holding AG (Switzerland)*	26	18,849
Quanex Building Products Corp.(u)	2,000	37,780
Resideo Technologies, Inc.*(u)	19,900	436,208
Rockwool International A/S (Denmark) (Class B Stock)	344	87,839
Universal Forest Products, Inc.(u)	13,100	498,586

		1,506,130

COMMON STOCKS (continued)	Shares	Value
Capital Markets — 0.1%
Affiliated Managers Group, Inc.(u)	5,400	$497,556
Ameriprise Financial, Inc.(u)	3,900	566,124
BGC Partners, Inc. (Class A Stock)(u)	15,000	78,450
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	551	26,361
CI Financial Corp. (Canada)	4,137	67,415
IGM Financial, Inc. (Canada)	1,024	29,237
Invesco Ltd.(u)	11,900	243,474
Janus Henderson Group PLC (United Kingdom)(u)	10,700	228,980
LPL Financial Holdings, Inc.(u)	5,600	456,792
Penson Technologies LLC (Class B Stock), UTS (original cost $146,087; purchased 06/03/14)^(f)(u)	1,248,607	13,435
Raymond James Financial, Inc.(u)	1,700	143,735
Stifel Financial Corp.(u)	2,600	153,556

		2,505,115

Chemicals — 0.1%
Covestro AG (Germany), 144A(u)	2,064	105,024
Element Solutions, Inc.*(u)	47,500	491,150
Evonik Industries AG (Germany)	3,610	105,391
Huntsman Corp.(u)	10,600	216,664
Koppers Holdings, Inc.*(u)	16,200	475,632
LyondellBasell Industries NV (Class A Stock)(u)	5,700	490,941
Methanex Corp. (Canada)	932	42,310
Mosaic Co. (The)(u)	5,800	145,174
PQ Group Holdings, Inc.*(u)	6,800	107,780
Solvay SA (Belgium)	1,752	181,942
Trinseo SA(u)	11,200	474,208

		2,836,216

Commercial Services & Supplies — 0.3%
Befesa SA (Spain), 144A	832	33,162
Bilfinger SE (Germany)	3,636	117,884
Cleanaway Waste Management Ltd. (Australia)	1,934,721	3,176,600
Deluxe Corp.(u)	2,100	85,386
Derichebourg SA (France)	12,589	48,433
Fiera Milano SpA (Italy)	4,255	17,960
Herman Miller, Inc.(u)	3,600	160,920
ISS A/S (Denmark)	1,656	49,975
Knoll, Inc.(u)	22,600	519,348
Securitas AB (Sweden) (Class B Stock)(u)	6,990	122,568
SP Plus Corp.*(u)	1,200	38,316
Steelcase, Inc. (Class A Stock)(u)	7,700	131,670
UniFirst Corp.(u)	900	169,713
Waste Connections, Inc.	51,096	4,883,756
Waste Management, Inc.	43,842	5,058,052

		14,613,743

Communications Equipment — 0.0%
Acacia Communications, Inc.*(u)	9,900	466,884
CommScope Holding Co., Inc.*(u)	21,300	335,049

		801,933

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering — 0.6%
Cie d’Entreprises CFE (Belgium)	193	$18,340
Comfort Systems USA, Inc.(u)	8,100	413,019
Eiffage SA (France)	59,213	5,851,372
EMCOR Group, Inc.(u)	7,800	687,180
Ferrovial SA (Spain)	345,549	8,845,826
Fluor Corp.(u)	9,900	333,531
HOCHTIEF AG (Germany)	305	37,183
Quanta Services, Inc.(u)	8,500	324,615
Skanska AB (Sweden) (Class B Stock)	986	17,769
Vinci SA (France)	84,386	8,644,125

		25,172,960

Construction Materials — 0.0%
HeidelbergCement AG (Germany)	217	17,584
Vulcan Materials Co.(u)	3,500	480,585

		498,169

Consumer Finance — 0.0%
Navient Corp.(u)	12,300	167,895
Nelnet, Inc. (Class A Stock)(u)	3,500	207,270
OneMain Holdings, Inc.(u)	13,300	449,673

		824,838

Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)(u)	9,700	315,735
Owens-Illinois, Inc.(u)	5,800	100,166

		415,901

Distributors — 0.0%
Core-Mark Holding Co., Inc.(u)	12,900	512,388
D’ieteren SA/NV (Belgium)	537	24,711
LKQ Corp.*(u)	8,400	223,524

		760,623

Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*(u)	7,500	337,875
Carriage Services, Inc.(u)	4,900	93,149
frontdoor, Inc.*(u)	11,500	500,825

		931,849

Diversified Financial Services — 0.0%
FGL Holdings(u)	58,300	489,720
Jefferies Financial Group, Inc.(u)	22,700	436,521

		926,241

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	5,400	180,954
ATN International, Inc.(u)	3,600	207,828
BCE, Inc. (Canada)	907	41,266
BT Group PLC (United Kingdom)	6,408	16,008
Cellnex Telecom SA (Spain), 144A*	183,438	6,791,834
CenturyLink, Inc.(u)	23,900	281,064
Deutsche Telekom AG (Germany)	10,558	182,687
Elisa OYJ (Finland)	105	5,121
HKT Trust & HKT Ltd. (Hong Kong)	1,000	1,587
Iliad SA (France)	21	2,361
Koninklijke KPN NV (Netherlands)	2,562	7,861
Nippon Telegraph & Telephone Corp. (Japan)	700	32,636
Orange SA (France)	1,514	23,860

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Proximus SADP (Belgium)(u)	5,064	$149,332
Singapore Telecommunications Ltd. (Singapore)	6,100	15,776
Spark New Zealand Ltd. (New Zealand)	1,314	3,534
Swisscom AG (Switzerland)	22	11,051
Telecom Italia SpA (Italy)*	8,672	4,734
Telecom Italia SpA (Italy), RSP	4,311	2,237
Telefonica SA (Spain)	3,555	29,200
Telenor ASA (Norway)	558	11,842
Telia Co. AB (Sweden)	6,128	27,212
Telstra Corp. Ltd. (Australia)	3,156	8,527
United Internet AG (Germany)	91	3,004
Verizon Communications, Inc.	3,100	177,103

		8,218,619

Electric Utilities — 1.6%
American Electric Power Co., Inc.	64,948	5,716,074
Chubu Electric Power Co., Inc. (Japan)	100	1,404
Chugoku Electric Power Co., Inc. (The) (Japan)	200	2,523
CLP Holdings Ltd. (Hong Kong)	1,000	11,029
CPFL Energia SA (Brazil)	365,635	2,875,604
Duke Energy Corp.	200	17,648
Edison International	70,240	4,734,878
EDP—Energias de Portugal SA (Portugal)	1,573	5,977
Electricite de France SA (France)	371	4,674
Emera, Inc. (Canada)	2,101	85,850
Endesa SA (Spain)	197	5,065
Enel SpA (Italy)(u)	1,222,821	8,539,830
Eversource Energy	36,033	2,729,860
Exelon Corp.	150,078	7,194,739
FirstEnergy Corp.	245,852	10,524,924
Fortis, Inc. (Canada)	1,155	45,607
Fortum OYJ (Finland)	3,852	85,144
Hydro One Ltd. (Canada), 144A	4,786	83,473
Iberdrola SA (Spain)	698,261	6,959,014
Kansai Electric Power Co., Inc. (The) (Japan)	200	2,294
Kyushu Electric Power Co., Inc. (Japan)	200	1,966
Neoenergia SA (Brazil)	209,829	855,174
NextEra Energy, Inc.	71,083	14,562,062
Orsted A/S (Denmark), 144A	20,205	1,745,145
PG&E Corp.*	137,662	3,155,213
Portland General Electric Co.(u)	2,300	124,591
Power Assets Holdings Ltd. (Hong Kong)	500	3,597
PPL Corp.	200	6,202
Red Electrica Corp. SA (Spain)	266	5,541
Southern Co. (The)(u)	4,800	265,344
SSE PLC (United Kingdom)	626	8,917
Terna Rete Elettrica Nazionale SpA (Italy)	453,899	2,889,248
Tohoku Electric Power Co., Inc. (Japan)	100	1,011

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	900	$4,699
Xcel Energy, Inc.	100	5,949

		73,260,270

Electrical Equipment — 0.0%
Atkore International Group, Inc.*(u)	5,000	129,350
Hubbell, Inc.(u)	3,600	469,440
Regal Beloit Corp.(u)	1,500	122,565
Signify NV (Netherlands), 144A	8,256	243,929
Vestas Wind Systems A/S (Denmark)	658	56,884

		1,022,168

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	7,900	471,709
Avnet, Inc.(u)	7,000	316,890
CDW Corp.(u)	6,200	688,200
Insight Enterprises, Inc.*(u)	2,500	145,500
Itron, Inc.*(u)	7,800	488,046
Keysight Technologies, Inc.*(u)	5,200	467,012
Methode Electronics, Inc.(u)	6,700	191,419
ScanSource, Inc.*(u)	11,500	374,440
SYNNEX Corp.(u)	4,900	482,160
Tech Data Corp.*(u)	1,700	177,820
Venture Corp. Ltd. (Singapore)	3,800	45,779

		3,848,975

Energy Equipment & Services — 0.0%
Archrock, Inc.(u)	12,000	127,200
C&J Energy Services, Inc.*(u)	4,300	50,654
Matrix Service Co.*(u)	23,800	482,188
Oceaneering International, Inc.*(u)	2,600	53,014

		713,056

Entertainment — 0.0%
Cinemark Holdings, Inc.(u)	2,200	79,420
Viacom, Inc. (Class B Stock)(u)	11,400	340,518

		419,938

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Assets Trust, Inc.(u)	4,400	207,328
American Tower Corp.(u)	26,278	5,372,537
Apple Hospitality REIT, Inc.(u)	13,100	207,766
CFE Capital S de RL de CV (Mexico)	2,678,494	2,549,584
CoreCivic, Inc.(u)	23,400	485,784
Equinix, Inc.	11,927	6,014,667
Franklin Street Properties Corp.(u)	16,800	123,984
GEO Group, Inc. (The)(u)	24,450	513,695
Host Hotels & Resorts, Inc.(u)	27,900	508,338
Lexington Realty Trust(u)	17,400	163,734
Outfront Media, Inc.(u)	18,300	471,957
Paramount Group, Inc.(u)	2,200	30,822
Park Hotels & Resorts, Inc.(u)	9,200	253,552
Retail Properties of America, Inc. (Class A Stock)(u)	12,800	150,528
Ryman Hospitality Properties, Inc.(u)	5,600	454,104
SITE Centers Corp.(u)	11,400	150,936

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Spirit MTA REIT(u)	7,220	$60,215
VEREIT, Inc.(u)	62,200	560,422
Xenia Hotels & Resorts, Inc.(u)	23,200	483,720

		18,763,673

Food & Staples Retailing — 0.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	2,824	177,714
Axfood AB (Sweden)	1,072	21,206
Carrefour SA (France)	134	2,588
Coles Group Ltd. (Australia)*	258	2,408
Colruyt SA (Belgium)	1,512	87,603
ICA Gruppen AB (Sweden)	1,416	60,827
Kesko OYJ (Finland) (Class B Stock)	1,121	62,301
Koninklijke Ahold Delhaize NV (Netherlands)	32,628	733,380
Kroger Co. (The)	100	2,171
METRO AG (Germany)	3,151	57,616
Seven & i Holdings Co. Ltd. (Japan)	100	3,387
Tesco PLC (United Kingdom)	2,369	6,818
Walgreens Boots Alliance, Inc.	100	5,467
Walmart, Inc.	400	44,196
Woolworths Group Ltd. (Australia)	320	7,461

		1,275,143

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	10,100	412,080
Associated British Foods PLC (United Kingdom)	79	2,473
Bunge Ltd.(u)	9,300	518,103
Campbell Soup Co.(u)	4,400	176,308
Conagra Brands, Inc.(u)	16,000	424,320
Danone SA (France)	149	12,622
Kerry Group PLC (Ireland) (Class A Stock)	35	4,177
Leroy Seafood Group ASA (Norway)	19,471	129,267
Mondelez International, Inc. (Class A Stock)	300	16,170
Mowi ASA (Norway)(u)	25,452	595,352
Nestle SA (Switzerland)	739	76,494
Pilgrim’s Pride Corp.*(u)	19,000	482,410
Salmar ASA (Norway)	3,473	151,105
Suedzucker AG (Germany)	2,064	34,987
Tyson Foods, Inc. (Class A Stock)(u)	6,500	524,810
Wilmar International Ltd. (Singapore)	10,900	29,802

		3,590,480

Gas Utilities — 0.1%
APA Group (Australia)	394,216	2,987,254
Hong Kong & China Gas Co. Ltd. (Hong Kong)	7,700	17,073
Italgas SpA (Italy)	13,796	92,645
Naturgy Energy Group SA (Spain)	215	5,920
Osaka Gas Co. Ltd. (Japan)	400	6,982
Tokyo Gas Co. Ltd. (Japan)	100	2,356
UGI Corp.(u)	10,800	576,828

		3,689,058

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	200	$16,820
Alcon, Inc. (Switzerland)*	338	20,929
Boston Scientific Corp.*	400	17,192
Cardiovascular Systems, Inc.*(u)	1,100	47,223
Coloplast A/S (Denmark) (Class B Stock)	193	21,803
Cooper Cos., Inc. (The)(u)	1,000	336,890
DiaSorin SpA (Italy)	146	16,978
Getinge AB (Sweden) (Class B Stock)	2,126	33,499
GN Store Nord A/S (Denmark)	6,468	302,129
Hill-Rom Holdings, Inc.(u)	3,800	397,556
Hologic, Inc.*(u)	9,300	446,586
IDEXX Laboratories, Inc.*(u)	1,500	412,995
Integer Holdings Corp.*(u)	1,600	134,272
Integra LifeSciences Holdings Corp.*(u)	5,500	307,175
Koninklijke Philips NV (Netherlands)	149	6,481
Lantheus Holdings, Inc.*(u)	17,400	492,420
Masimo Corp.*(u)	4,700	699,454
Medtronic PLC	400	38,956
Smith & Nephew PLC (United Kingdom)	132	2,859
Sonova Holding AG (Switzerland)	371	84,377
STERIS PLC(u)	2,400	357,312
Stryker Corp.(u)	2,000	411,160
West Pharmaceutical Services, Inc.(u)	4,000	500,600
Zimmer Biomet Holdings, Inc.(u)	4,000	470,960

		5,576,626

Health Care Providers & Services — 0.0%
Centene Corp.*(u)	9,200	482,448
CVS Health Corp.	100	5,449
DaVita, Inc.*(u)	5,200	292,552
Fresenius Medical Care AG & Co. KGaA (Germany)	34	2,674
Fresenius SE & Co. KGaA (Germany)	62	3,365
MEDNAX, Inc.*(u)	10,400	262,392
Molina Healthcare, Inc.*(u)	1,900	271,966
UnitedHealth Group, Inc.(u)	1,800	439,218
Universal Health Services, Inc. (Class B Stock)(u)	1,300	169,507

		1,929,571

Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*(u)	12,800	148,864
Computer Programs & Systems, Inc.(u)	4,800	133,392
HMS Holdings Corp.*(u)	6,800	220,252
Omnicell, Inc.*(u)	4,200	361,326
Simulations Plus, Inc.(u)	8,200	234,192
Veeva Systems, Inc. (Class A Stock)*(u)	2,400	389,064

		1,487,090

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure — 0.1%
Autogrill SpA (Italy)	4,912	$51,558
Basic-Fit NV (Netherlands), 144A*	1,407	49,555
Biglari Holdings, Inc. (Class B Stock)*(u)	500	51,930
Bloomin’ Brands, Inc.(u)	23,500	444,385
Century Casinos, Inc.*(u)	9,200	89,240
Chipotle Mexican Grill, Inc.*(u)	100	73,288
Elior Group SA (France), 144A	9,171	126,418
Extended Stay America, Inc., UTS(u)	2,900	48,981
Genting Singapore Ltd. (Singapore)	22,400	15,247
Hilton Grand Vacations, Inc.*(u)	16,600	528,212
Kindred Group PLC (Malta), SDR	3,581	30,414
NH Hotel Group SA (Spain)	2,467	12,765
OPAP SA (Greece)	8,583	96,065
Penn National Gaming, Inc.*(u)	3,900	75,114
RCI Hospitality Holdings, Inc.(u)	10,000	175,100
Royal Caribbean Cruises Ltd.(u)	1,400	169,694
Starbucks Corp.(u)	5,800	486,214
Telepizza Group SA (Spain), 144A	433	2,329
Yum China Holdings, Inc. (China)(u)	4,200	194,040

		2,720,549

Household Durables — 0.0%
Hooker Furniture Corp.(u)	9,200	189,704
Kaufman & Broad SA (France)	862	33,024
M/I Homes, Inc.*(u)	3,200	91,328
NVR, Inc.*(u)	90	303,323
Toll Brothers, Inc.(u)	10,400	380,848
TomTom NV (Netherlands)*	6,922	79,534
Tupperware Brands Corp.(u)	4,300	81,829
Whirlpool Corp.(u)	2,200	313,192

		1,472,782

Household Products — 0.0%
Colgate-Palmolive Co.	100	7,167
Essity AB (Sweden) (Class B Stock)	1,794	55,115
Henkel AG & Co. KGaA (Germany)	22	2,021
Procter & Gamble Co. (The)	700	76,755
Reckitt Benckiser Group PLC (United Kingdom)	163	12,863

		153,921

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.(u)	35,600	596,656
NRG Energy, Inc.(u)	15,000	526,800
Uniper SE (Germany)	114	3,450
Vistra Energy Corp.	143,673	3,252,756

		4,379,662

Industrial Conglomerates — 0.0%
Carlisle Cos., Inc.(u)	1,700	238,697
General Electric Co.(u)	45,700	479,850
Indus Holding AG (Germany)	575	25,847
Mytilineos Holdings SA (Greece)	3,923	45,339
Rheinmetall AG (Germany)	1,655	202,800

		992,533

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance — 0.2%
Aegon NV (Netherlands)	81,734	$406,109
Ageas (Belgium)	5,042	262,094
Allianz SE (Germany)(u)	4,587	1,106,279
American Equity Investment Life Holding Co.(u)	2,100	57,036
American Financial Group, Inc.(u)	1,800	184,446
ASR Nederland NV (Netherlands)	4,456	181,244
Assicurazioni Generali SpA (Italy)(u)	47,536	894,751
Fairfax Financial Holdings Ltd. (Canada)	33	16,197
Genworth Financial, Inc. (Class A Stock)*(u)	9,800	36,358
Hannover Rueck SE (Germany)	1,665	269,351
Hartford Financial Services Group, Inc. (The)(u)	1,900	105,868
Helvetia Holding AG (Switzerland)	435	54,629
iA Financial Corp., Inc. (Canada)	1,001	40,772
Intact Financial Corp. (Canada)	333	30,774
Lincoln National Corp.(u)	4,600	296,470
Manulife Financial Corp. (Canada)	13,324	242,153
MetLife, Inc.(u)	10,400	516,568
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,179	547,040
National General Holdings Corp.(u)	19,800	454,212
NN Group NV (Netherlands)	14,217	572,080
Old Republic International Corp.(u)	4,900	109,662
Poste Italiane SpA (Italy), 144A(u)	56,857	598,606
Power Financial Corp. (Canada)	1,015	23,345
Sampo OYJ (Finland) (Class A Stock)	2,088	98,590
Sun Life Financial, Inc. (Canada)	811	33,585
Swiss Life Holding AG (Switzerland)(u)	1,350	669,769
Swiss Re AG (Switzerland)	184	18,693
Talanx AG (Germany)	2,094	90,827
Tryg A/S (Denmark)	427	13,882
UnipolSai Assicurazioni SpA (Italy)	65,232	167,560
Unum Group(u)	12,400	416,020
Zurich Insurance Group AG (Switzerland)(u)	646	224,543

		8,739,513

Interactive Media & Services — 0.0%
Facebook, Inc. (Class A Stock)*(u)	300	57,900
IAC/InterActiveCorp*(u)	2,100	456,813
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	2,900	35,960
TripAdvisor, Inc.*(u)	4,200	194,418

		745,091

Internet & Direct Marketing Retail — 0.1%
1-800-Flowers.com, Inc. (Class A Stock)*(u)	25,000	472,000
Expedia Group, Inc.(u)	3,600	478,908
Lands’ End, Inc.*(u)	13,400	163,748
Qurate Retail, Inc.*(u)	20,600	255,234
Takeaway.com NV (Netherlands), 144A*	2,015	188,971
Zalando SE (Germany), 144A*	8,529	378,448

		1,937,309

COMMON STOCKS (continued)	Shares	Value
IT Services — 0.1%
Alten SA (France)	1,418	$170,010
Altran Technologies SA (France)	11,257	178,874
Bechtle AG (Germany)	1,852	213,138
Booz Allen Hamilton Holding Corp.(u)	7,700	509,817
CACI International, Inc. (Class A Stock)*(u)	1,600	327,344
CANCOM SE (Germany)	2,556	136,201
CGI, Inc. (Canada)*	3,622	278,464
DXC Technology Co.(u)	9,000	496,350
Econocom Group SA/NV (Belgium)	8,698	31,146
FleetCor Technologies, Inc.*(u)	1,500	421,275
InterXion Holding NV (Netherlands)*	2,900	220,661
Leidos Holdings, Inc.(u)	7,200	574,920
Perspecta, Inc.(u)	20,100	470,541
Presidio, Inc.(u)	26,300	359,521
Virtusa Corp.*(u)	5,100	226,593
Visa, Inc. (Class A Stock)(u)	2,800	485,940
Worldline SA (France), 144A*	4,054	295,103

		5,395,898

Leisure Products — 0.0%
Accell Group NV (Netherlands)	596	16,428
BRP, Inc.	4,238	151,455

		167,883

Life Sciences Tools & Services — 0.0%
Bruker Corp.(u)	1,100	54,945
Charles River Laboratories International, Inc.*(u)	4,500	638,550
IQVIA Holdings, Inc.*(u)	2,700	434,430
Lonza Group AG (Switzerland)*	9	3,043
Medpace Holdings, Inc.*(u)	4,000	261,680
PRA Health Sciences, Inc.*(u)	4,500	446,175

		1,838,823

Machinery — 0.1%
AGCO Corp.(u)	4,400	341,308
Altra Industrial Motion Corp.(u)	1,700	60,996
Aumann AG (Germany), 144A	1,397	29,876
Commercial Vehicle Group, Inc.*(u)	5,400	43,308
Cummins, Inc.(u)	600	102,804
Gates Industrial Corp. PLC*(u)	44,500	507,745
Georg Fischer AG (Switzerland)(u)	76	72,786
Kone OYJ (Finland) (Class B Stock)	444	26,191
Meritor, Inc.*(u)	20,600	499,550
Navistar International Corp.*(u)	13,100	451,295
Oshkosh Corp.(u)	6,600	551,034
Park-Ohio Holdings Corp.(u)	2,400	78,216
SKF AB (Sweden) (Class B Stock)	1,575	28,960
SPX FLOW, Inc.*(u)	1,500	62,790
Terex Corp.(u)	4,300	135,020
Timken Co. (The)(u)	9,600	492,864
Volvo AB (Sweden) (Class B Stock)	5,788	91,848
Wabash National Corp.(u)	30,700	499,489
Wacker Neuson SE (Germany)	1,928	48,603
Washtec AG (Germany)	180	12,240
Yangzijiang Shipbuilding Holdings Ltd. (China)	130,100	147,323

		4,284,246

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media — 0.0%
Discovery, Inc. (Class C Stock)*(u)	17,000	$483,650
Entercom Communications Corp. (Class A Stock)(u)	12,600	73,080
Liberty Latin America Ltd. (Chile) (Class A Stock)*(u)	16,700	287,741
Mediaset SpA (Italy)*	5,723	18,728
ProSiebenSat.1 Media SE (Germany)	2,135	33,583
Quebecor, Inc. (Canada) (Class B Stock)	7,410	176,487
Sinclair Broadcast Group, Inc. (Class A Stock)(u)	1,400	75,082
WideOpenWest, Inc.*(u)	37,300	270,798

		1,419,149

Metals & Mining — 0.1%
AngloGold Ashanti Ltd. (South Africa)	498	8,948
ArcelorMittal (Luxembourg)	11,372	204,101
Aurubis AG (Germany)	2,513	122,679
Boliden AB (Sweden)(u)	18,500	473,960
Evolution Mining Ltd. (Australia)	10,491	32,199
Gold Fields Ltd. (South Africa)	4,119	22,413
Harmony Gold Mining Co. Ltd. (South Africa)*	3,482	7,851
Independence Group NL (Australia)	3,124	10,338
Kinross Gold Corp. (Canada)*	18,468	71,359
Newcrest Mining Ltd. (Australia)	985	22,162
Northern Star Resources Ltd. (Australia)	1,638	13,407
Regis Resources Ltd. (Australia)	2,825	10,476
Resolute Mining Ltd. (Australia)	25,769	24,225
Ryerson Holding Corp.*(u)	28,000	233,240
Salzgitter AG (Germany)	5,928	170,106
Saracen Mineral Holdings Ltd. (Australia)*	8,564	22,167
Sibanye Gold Ltd. (South Africa)*	25,881	30,593
SSAB AB (Sweden) (Class A Stock)	17,581	61,441
Steel Dynamics, Inc.(u)	16,300	492,260
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	23,000	25,830
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	268,000	108,947

		2,168,702

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.(u)	3,000	47,700
Invesco Mortgage Capital, Inc.(u)	16,000	257,920
Ladder Capital Corp.(u)	5,475	90,940
Two Harbors Investment Corp.(u)	13,100	165,977
Western Asset Mortgage Capital Corp.(u)	13,300	132,734

		695,271

Multiline Retail — 0.0%
Big Lots, Inc.(u)	6,900	197,409
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	672	73,217
Macy’s, Inc.(u)	15,300	328,338

		598,964

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities — 0.6%
A2A SpA (Italy)(u)	169,537	$294,144
AGL Energy Ltd. (Australia)	404	5,674
Atco Ltd. (Canada) (Class I Stock)	920	31,010
CenterPoint Energy, Inc.	100	2,863
Centrica PLC (United Kingdom)	3,270	3,639
CMS Energy Corp.	300	17,373
Consolidated Edison, Inc.	400	35,072
Dominion Energy, Inc.(u)	1,400	108,248
E.ON SE (Germany)(u)	102,038	1,107,356
Engie SA (France)	1,124	17,034
Hera SpA (Italy)	42,469	162,544
Innogy SE (Germany), 144A	79	3,744
MDU Resources Group, Inc.(u)	11,300	291,540
National Grid PLC (United Kingdom)	592,615	6,288,577
NiSource, Inc.	200	5,760
Public Service Enterprise Group, Inc.	300	17,646
RWE AG (Germany)	375,867	9,265,218
Sempra Energy	54,320	7,465,741
Suez (France)	217	3,135
Veolia Environnement SA (France)	329	8,010
WEC Energy Group, Inc.	200	16,674

		25,151,002

Oil, Gas & Consumable Fuels — 1.1%
Arch Coal, Inc. (Class A Stock)(u)	700	65,947
Ardmore Shipping Corp. (Ireland)*(u)	22,300	181,745
Canadian Natural Resources Ltd. (Canada)	3,220	86,822
Cheniere Energy, Inc.*	113,315	7,756,412
CONSOL Energy, Inc.*(u)	14,500	385,845
Continental Resources, Inc.*(u)	700	29,463
Earthstone Energy, Inc. (Class A Stock)*(u)	5,300	32,436
Enbridge, Inc. (Canada)	183,569	6,630,380
Eni SpA (Italy)(u)	40,154	668,437
Equinor ASA (Norway)	10,152	200,155
Gibson Energy, Inc. (Canada)	1,000	17,831
HollyFrontier Corp.(u)	5,300	245,284
Inter Pipeline Ltd. (Canada)	2,600	40,443
Keyera Corp. (Canada)	1,400	36,028
Kinder Morgan Canada Ltd. (Canada), 144A	300	2,673
Kinder Morgan, Inc.(u)	260,666	5,442,706
Marathon Oil Corp.(u)	22,200	315,462
Montage Resources Corp.*	5,652	34,475
Neste OYJ (Finland)(u)	22,236	756,643
ONEOK, Inc.	152,703	10,507,493
Panhandle Oil & Gas, Inc. (Class A Stock)(u)	2,700	35,208
PBF Energy, Inc. (Class A Stock)(u)	5,800	181,540
Pembina Pipeline Corp. (Canada), (TSX)	3,400	126,570
Pembina Pipeline Corp. (Canada), (XLON)(a)	139,121	5,176,692
Peyto Exploration & Development Corp. (Canada)	5,678	16,996
Quicksilver Resources, Inc., Physical Shares, (original cost $0; purchased 10/28/16)^(f)	1,572	19,296

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SemGroup Corp. (Class A Stock)	500	$6,000
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	13,904	68,164
Snam SpA (Italy)	4,455	22,137
Talos Energy, Inc.*(u)	1,800	43,290
Targa Resources Corp.	67,512	2,650,521
TC Energy Corp. (Canada)	6,000	297,446
Tellurian, Inc.*	300	2,355
Tidewater Midstream and Infrastructure Ltd. (Canada)	900	983
Tourmaline Oil Corp. (Canada)	9,017	114,851
Whitecap Resources, Inc. (Canada)	4,452	14,448
Williams Cos., Inc. (The)	337,079	9,451,695
World Fuel Services Corp.(u)	16,500	593,340

		52,258,212

Paper & Forest Products — 0.0%
Ence Energia y Celulosa SA (Spain)	16,167	73,091
Holmen AB (Sweden) (Class B Stock)	811	17,316
Navigator Co. SA (The) (Portugal)	17,361	66,429
Semapa-Sociedade de Investimento e Gestao (Portugal)	887	12,489
UPM-Kymmene OYJ (Finland)(u)	3,181	84,617
West Fraser Timber Co. Ltd. (Canada)	813	37,063

		291,005

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*(u)	98,600	382,568
Beiersdorf AG (Germany)	22	2,640
Edgewell Personal Care Co.*(u)	700	18,865
L’Oreal SA (France)	61	17,370
Nu Skin Enterprises, Inc. (Class A Stock)(u)	1,100	54,252
Unilever NV (United Kingdom), CVA	4,379	266,600
Unilever PLC (United Kingdom)	274	17,026

		759,321

Pharmaceuticals — 0.1%
Astellas Pharma, Inc. (Japan)	100	1,427
AstraZeneca PLC (United Kingdom)	200	16,342
Bausch Health Cos., Inc.*	1,914	48,290
Bayer AG (Germany)	148	10,235
Bristol-Myers Squibb Co.	200	9,070
Cronos Group, Inc. (Canada)*	1,320	21,178
GlaxoSmithKline PLC (United Kingdom)	783	15,676
H. Lundbeck A/S (Denmark)	4,331	170,972
Horizon Therapeutics PLC*(u)	17,900	430,674
Jazz Pharmaceuticals PLC*(u)	2,700	384,912
Johnson & Johnson	400	55,712
Mallinckrodt PLC*(u)	13,900	127,602
Merck & Co., Inc.	200	16,770
Merck KGaA (Germany)	235	24,569
Novartis AG (Switzerland)	3,964	361,805
Novo Nordisk A/S (Denmark) (Class B Stock)	3,169	161,674

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Perrigo Co. PLC(u)	3,400	$161,908
Pfizer, Inc.	900	38,988
Roche Holding AG (Switzerland)(u)	3,045	857,368
Sanofi (France)	177	15,297
Takeda Pharmaceutical Co. Ltd. (Japan)	200	7,107
UCB SA (Belgium)	2,098	173,975

		3,111,551

Professional Services — 0.1%
Adecco Group AG (Switzerland)	976	58,676
Akka Technologies (France)	548	39,513
Amadeus Fire AG (Germany)	150	20,488
ASGN, Inc.*(u)	800	48,480
Barrett Business Services, Inc.(u)	5,700	470,820
DKSH Holding AG (Switzerland)	290	16,999
InnerWorkings, Inc.*(u)	16,100	61,502
Insperity, Inc.(u)	5,100	622,914
Kforce, Inc.(u)	1,500	52,635
Korn Ferry(u)	9,800	392,686
Randstad NV (Netherlands)	2,487	136,437
Thomson Reuters Corp. (Canada)	543	35,029
TriNet Group, Inc.*(u)	2,600	176,280
Wolters Kluwer NV (Netherlands)	5,070	369,155

		2,501,614

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.(u)	1,100	154,759
Mitsubishi Estate Co. Ltd. (Japan)	32,500	606,139
Mitsui Fudosan Co. Ltd. (Japan)	28,900	702,529
Newmark Group, Inc. (Class A Stock)(u)	21,663	194,534
Nomura Real Estate Holdings, Inc. (Japan)	5,400	116,345
RMR Group, Inc. (The) (Class A Stock)(u)	7,100	333,558
Sumitomo Realty & Development Co. Ltd. (Japan)	15,700	561,366
Tokyo Tatemono Co. Ltd. (Japan)	13,500	150,301
Tokyu Fudosan Holdings Corp. (Japan)	28,700	158,658

		2,978,189

Road & Rail — 0.5%
ALD SA (France), 144A	2,618	41,076
Canadian National Railway Co. (Canada)	236	21,842
Canadian Pacific Railway Ltd. (Canada)	57	13,425
ComfortDelGro Corp. Ltd. (Singapore)	36,400	71,632
Norfolk Southern Corp.	40,179	8,008,880
Rumo SA (Brazil)*	550,643	2,982,689
Sixt SE (Germany)	1,145	123,084
Union Pacific Corp.	54,537	9,222,752
Universal Logistics Holdings, Inc.(u)	2,000	44,940

		20,530,320

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc.*(u)	6,900	$51,474
Analog Devices, Inc.(u)	2,100	237,027
ASM International NV (Netherlands)	2,863	186,534
Dialog Semiconductor PLC (United Kingdom)*	4,350	175,458
Diodes, Inc.*(u)	14,200	516,454
Lam Research Corp.(u)	1,900	356,896
Lattice Semiconductor Corp.*(u)	23,400	341,406
SMART Global Holdings, Inc.*(u)	5,200	119,548
Universal Display Corp.(u)	2,800	526,568

		2,511,365

Software — 0.2%
Altair Engineering, Inc. (Class A Stock)*(u)	1,500	60,585
Cadence Design Systems, Inc.*(u)	5,900	417,779
CDK Global, Inc.(u)	9,100	449,904
Cision Ltd.*(u)	41,400	485,622
CommVault Systems, Inc.*(u)	2,800	138,936
Fortinet, Inc.*(u)	7,200	553,176
Intuit, Inc.(u)	1,800	470,394
j2 Global, Inc.(u)	5,500	488,895
LogMeIn, Inc.(u)	6,600	486,288
Manhattan Associates, Inc.*(u)	8,900	617,037
Microsoft Corp.(u)	900	120,564
Nuance Communications, Inc.*(u)	28,800	459,936
Open Text Corp. (Canada)	502	20,716
Paycom Software, Inc.*(u)	1,800	408,096
Progress Software Corp.(u)	11,600	505,992
Software AG (Germany)	3,450	118,636
SolarWinds Corp.*(u)	25,700	471,338
SPS Commerce, Inc.*(u)	4,200	429,282
SS&C Technologies Holdings, Inc.(u)	8,300	478,163
Symantec Corp.(u)	19,500	424,320
Synopsys, Inc.*(u)	5,400	694,926
Temenos AG (Switzerland)*(u)	2,028	363,164
TiVo Corp.(u)	68,400	504,108

		9,167,857

Specialty Retail — 0.0%
Asbury Automotive Group, Inc.*(u)	6,200	522,908
AutoNation, Inc.*(u)	2,100	88,074
Fnac Darty SA (France)*	1,504	111,813
Foot Locker, Inc.(u)	3,900	163,488
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,224	21,765
Hornbach Holding AG & Co. KGaA (Germany)	329	18,704
Michaels Cos., Inc. (The)*(u)	32,700	284,490
Sally Beauty Holdings, Inc.*(u)	33,200	442,888

		1,654,130

Technology Hardware, Storage & Peripherals — 0.0%
Dell Technologies, Inc. (Class C Stock)*(u)	6,116	310,693
Diebold Nixdorf, Inc.*(u)	41,300	378,308
HP, Inc.(u)	2,000	41,580
Xerox Corp.(u)	13,600	481,576

		1,212,157

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods — 0.0%
adidas AG (Germany)	131	$40,476
Capri Holdings Ltd.*(u)	7,900	273,972
Geox SpA (Italy)	15,707	22,812
Gildan Activewear, Inc. (Canada)	985	38,120
Pandora A/S (Denmark)	3,268	116,080
PVH Corp.(u)	2,800	264,992
Tapestry, Inc.(u)	15,600	494,988

		1,251,440

Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc.(u)	22,000	502,700

Tobacco — 0.0%
Altria Group, Inc.	300	14,205
British American Tobacco PLC (United Kingdom)	552	19,300
Imperial Brands PLC (United Kingdom)	231	5,422
Japan Tobacco, Inc. (Japan)	300	6,621
Philip Morris International, Inc.	200	15,706

		61,254

Trading Companies & Distributors — 0.0%
BMC Stock Holdings, Inc.*(u)	25,500	540,600
GMS, Inc.*(u)	10,000	220,000
Jacquet Metal Service SA (France)	854	17,523
United Rentals, Inc.*(u)	3,200	424,416
WESCO International, Inc.*(u)	8,500	430,525

		1,633,064

Transportation Infrastructure — 0.9%
Aena SME SA (Spain), 144A	3,577	709,264
Aeroports de Paris (France)	1,634	288,418
Atlantia SpA (Italy)	385,491	10,050,731
Atlas Arteria Ltd. (Australia)	851,929	4,694,019
Auckland International Airport Ltd. (New Zealand)	798,000	5,270,957
Enav SpA (Italy), 144A	917,141	5,206,128
Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,043	262,023
Getlink SE (France)	418,967	6,710,012
Hamburger Hafen und Logistik AG (Germany)	1,477	39,155
Macquarie Infrastructure Corp.(u)	2,800	113,512
Societa Iniziative Autostradali e Servizi SpA (Italy)	5,323	98,734
Transurban Group (Australia)	586,159	6,070,666

		39,513,619

Water Utilities — 0.2%
Aqua America, Inc.	201,072	8,318,349
Guangdong Investment Ltd. (China)	1,245,127	2,464,130
Severn Trent PLC (United Kingdom)	139	3,613
United Utilities Group PLC (United Kingdom)	394	3,915

		10,790,007

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	1,300	$33,054
Millicom International Cellular SA (Colombia), SDR	48	2,702
NTT DOCOMO, Inc. (Japan)	900	20,992
Rogers Communications, Inc. (Canada) (Class B Stock)	3,044	162,945
Shenandoah Telecommunications Co.(u)	10,500	404,460
Softbank Corp. (Japan)	1,300	16,887
SoftBank Group Corp. (Japan)	1,400	67,191
Sprint Corp.*	700	4,599
Tele2 AB (Sweden) (Class B Stock)	377	5,504
T-Mobile US, Inc.*(u)	3,600	266,904
Vodafone Group PLC (United Kingdom)	20,298	33,290

		1,018,528

TOTAL COMMON STOCKS (cost $367,484,030)		411,686,436

EXCHANGE-TRADED FUNDS — 3.0%
Financial Select Sector SPDR Fund(a)	700,000	19,320,000
Invesco Preferred ETF(a)	125,000	1,828,750
iShares iBoxx High Yield Corporate Bond ETF(a)	150,800	13,146,744
iShares JPMorgan USD Emerging Markets Bond ETF	104,400	11,827,476
iShares MSCI Brazil ETF(a)	250,000	10,930,000
iShares MSCI Emerging Markets ETF	64,900	2,784,859
iShares MSCI India ETF(a)	215,000	7,589,500
iShares MSCI Sweden ETF(a)	80,000	2,467,200
iShares TIPS Bond ETF	314,600	36,333,154
iShares U.S. Real Estate ETF(a)	111,000	9,691,410
SPDR Dow Jones REIT ETF(a)	61,000	6,026,800
SPDR Portfolio Short Term Corporate Bond ETF(a)	300,000	9,234,000
Vanguard Global ex-U.S. Real Estate ETF	127,700	7,534,300
Vanguard Total International Bond ETF	13,200	756,360

TOTAL EXCHANGE-TRADED FUNDS (cost $130,711,824)		139,470,553

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)(u)	4,501	758,704

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	199	19,446

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	2,051	63,355

TOTAL PREFERRED STOCKS (cost $882,228)		841,505

RIGHTS* — 0.0%	Units	Value
Biotechnology
Ambit Biosciences Corp. CVR, expiring 11/10/24(original cost $0; purchased 11/12/14)^(f)(u) (cost $0)	11,080	$5,261

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.0%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	300,283
Hertz Vehicle Financing II LP,
Series 2015-01A, Class B, 144A
3.520%	03/25/21	400	402,200
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	500	505,860

			1,208,343

Collateralized Loan Obligation — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	325	342,301

Consumer Loans — 0.0%
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	100	99,992
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A, 144A
3.200%	05/27/36	872	881,689

			981,681

Home Equity Loans — 0.3%
ABFC Trust,
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600%
3.004%(c)	10/25/34	65	65,669
Argent Securities Trust,
Series 2006-W1, Class A2D, 1 Month LIBOR + 0.300%
2.704%(c)	03/25/36	420	393,107
Bear Stearns Asset-Backed Securities Trust,
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200%
2.604%(c)	04/25/37	113	164,364
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145%
2.549%(c)	09/25/36	327	316,365
Series 2007-AMC2, Class A3A, 1 Month LIBOR + 0.080%
2.484%(c)	01/25/37	709	507,517
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460%
2.864%(c)	10/25/35	500	472,492
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	1,493	971,714
Series 2006-07, Class AF4A
6.220%	03/25/46	71	56,743

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Home Equity Asset Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%
3.259%(c)	08/25/34	81	$81,114
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950%
4.354%(c)	03/25/35	1,000	1,022,361
Mastr Asset Backed Securities Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.110%
2.514%(c)	08/25/36	1,356	699,878
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE5, Class A2B, 1 Month LIBOR + 0.110%
2.514%(c)	08/25/37	1,568	996,336
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660%
3.064%(c)	01/25/35	268	265,010
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
3.700%(cc)	06/20/31	604	610,114
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM1, Class M3, 1 Month LIBOR + 0.510%
2.914%(c)	05/25/35	1,800	1,734,019
Option One Mortgage Loan Trust,
Series 2007-CP1, Class 1A1, 1 Month LIBOR + 0.140%
2.544%(c)	03/25/37	195	177,076
Soundview Home Loan Trust,
Series 2006-03, Class A4, 1 Month LIBOR + 0.250%
2.654%(c)	11/25/36	1,500	1,403,426
Series 2007-OPT1, Class 1A1, 1 Month LIBOR + 0.200%
2.604%(c)	06/25/37	455	337,855
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.083%(cc)	05/25/31	699	624,891
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940%
3.344%(c)	11/25/33	15	14,550
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.654%(c)	04/25/37	1,548	814,570

			11,729,171

Other — 0.0%
Dividend Solar Loans LLC,
Series 2019-01, Class A
3.670%	07/20/19	280	279,956
Mill City Solar Loan Ltd.,
Series 2019-01A, Class A, 144A
4.340%	03/20/43	232	239,998

			519,954

Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities Pass-Through Certificates,
Series 2005-R4, Class M5, 1 Month LIBOR + 0.975%
3.379%(c)	07/25/35	800	765,940
Argent Securities Trust,
Series 2006-M1, Class A1, 1 Month LIBOR + 0.150%
2.554%(c)	07/25/36	1,438	1,242,832

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Bayview Opportunity Master Fund IVb Trust,
Series 2018-RN09, Class A1, 144A
4.213%	10/29/33	465	$469,329
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%
3.780%(c)	10/25/37	932	942,917
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3, 1 Month LIBOR + 0.220%
2.624%(c)	08/25/36	756	754,250
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.651%(cc)	10/25/46	99	96,729
Series 2007-08, Class 1A1, 1 Month LIBOR + 0.190%
2.594%(c)	11/25/37	881	845,453
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6, Class A3, 144A, 1 Month LIBOR + 0.220%
2.624%(c)	07/25/37	1,714	1,152,087
CWABS Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
2.934%(c)	02/25/36	400	399,514
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.864%(c)	05/25/36	1,000	986,356
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740%
3.144%(c)	08/25/47	94	92,969
FFMLT Trust,
Series 2005-FF8, Class M2, 1 Month LIBOR + 0.780%
3.184%(c)	09/25/35	600	601,767
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
2.714%(c)	07/25/36	500	478,310
GSAMP Trust,
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
2.554%(c)	12/25/46	818	510,997
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A2, 1 Month LIBOR + 0.120%
2.524%(c)	08/25/36	174	89,189
PFCA Home Equity Investment Trust,
Series 2003-IFC6, Class A, 144A
4.272%(cc)	04/22/35	315	316,769
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330%
2.734%(c)	04/25/36	100	99,768
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310%
2.714%(c)	09/25/47	178	172,872
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE01, Class A2C, 1 Month LIBOR + 0.160%
2.564%(c)	07/25/36	613	315,169
Series 2006-HE2, Class A2C, 1 Month LIBOR + 0.150%
2.554%(c)	07/25/36	121	65,875
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3, 1 Month LIBOR + 0.260%
2.664%(c)	02/25/37	1,501	581,991
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47	296	296,708

			11,277,791

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans — 0.0%
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150%
3.554%(c)	03/25/66		281	$281,844
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250%
4.644%(c)	06/16/42		190	192,163
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		50	49,550
SLM Student Loan Trust,
Series 2003-05, Class A5
0.000%	06/17/24	EUR	43	49,261
Series 2004-02, Class A5
0.000%	01/25/24	EUR	164	185,933
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550%
3.130%(c)	10/25/64		500	492,839
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		273	272,984

				1,524,574

TOTAL ASSET-BACKED SECURITIES (cost $26,839,347)				27,583,815

BANK LOANS — 0.1%
Commercial Services — 0.0%
Prime Security Services Borrower LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/02/22		165	163,449

Computers — 0.0%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.410%(c)	09/07/23		98	97,924

Diversified Financial Services — 0.0%
Edelman Financial Center LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.644%(c)	07/21/25		40	39,788
Jane Street Group LLC,
New Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	08/25/22		30	29,713
TransUnion LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	04/10/23		68	68,401

				137,902

Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
5.192%(c)	08/14/24		164	161,228

Food Service — 0.0%
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
6.160%(c)	02/01/23		110	107,156

Foods — 0.0%
Albertson’s LLC,
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%
5.311%(c)	12/21/22		40	39,898

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Foods (continued)
Replacement 2017-1 Term B-6 Loan, 1 Month LIBOR + 3.000%
5.402%(c)	06/22/23	50	$49,810
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	05/24/24	93	92,215

			181,923

Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
7.045%(c)	02/11/26	30	29,850

Healthcare-Services — 0.0%
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	08/18/22	196	195,242
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
6.904%(c)	11/16/25	110	109,066
Phoenix Guarantor, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
6.921%(c)	03/05/26	30	29,825

			334,133

Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/03/24	70	69,649

Investment Companies — 0.0%
RPI Finance Trust,
Initial Term Loan B-6, 1 Month LIBOR + 2.000%
4.402%(c)	03/27/23	29	29,252

Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	07/31/24	30	29,756

Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	12/23/24	136	133,046
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/18/24	100	99,353
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
4.154%(c)	06/22/26	77	77,467

			309,866

Media — 0.0%
Charter Communications Operating LLC,
Term B Loan, 3 Month LIBOR + 2.000%
4.330%(c)	04/30/25	156	155,653
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	03/15/24	192	182,559

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media (continued)
UPC Financing Partnership,
Facility AR, 1 Month LIBOR + 2.500%
4.894%(c)	01/15/26	125	$124,737
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.894%(c)	01/15/26	50	49,799

			512,748

Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.000%
4.412%(c)	10/03/22	148	146,801
Term R Loan, 1 Month LIBOR + 2.250%
4.412%(c)	01/19/24	52	51,048
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/06/23	133	132,325

			330,174

Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.412%(c)	06/02/25	39	39,195
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	03/01/24	119	117,653

			156,848

Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/16/24	140	139,235

Software — 0.0%
DigiCert Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.402%(c)	10/31/24	50	49,650
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22	8	8,337
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	04/26/24	156	155,856

			213,843

Telecommunications — 0.1%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25	295	288,205
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
6.154%(c)	11/27/23	30	29,634
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/22/24	100	99,104
Numericable US LLC (France),
USD TLB-[12] Term Loan, 1 Month LIBOR + 3.688%
6.082%(c)	01/31/26	148	143,133

Interest Rate	Maturity Date		Principal Amount (000)#		Value

BANK LOANS (continued)
Telecommunications — 0.1%
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
6.830%(c)	11/01/24			100	$93,014

					653,090

TOTAL BANK LOANS (cost $3,709,728)					3,658,026

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1, 3 Month GBP LIBOR + 1.000%
2.806%(c)	02/15/41		GBP	282	353,651
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350%
6.744%(c)	07/15/32			460	462,297
GS Mortgage Securities Corp. II,
Series 2018-SRP5, Class C, 144A, 1 Month LIBOR + 3.750%
6.144%(c)	09/15/31			900	900,163
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA
2.111%(cc)	11/10/45			1,000	54,698
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850%
5.244%(c)	06/15/34			800	792,151
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43			1,030	1,044,263
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.208%
10.602%(c)	06/15/35			1,000	1,000,268
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39			103	70,966
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53		CAD	269	209,349
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.003%	09/13/28			600	608,818
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AJ
5.844%(cc)	02/15/51			119	102,746

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,716,200)					5,599,370

CONVERTIBLE BONDS — 0.0%
Healthcare-Products — 0.0%
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A (original cost $456,753; purchased 12/06/10)(f)
6.250%	12/15/16	(d)		450	1,148

Leisure Time — 0.0%
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(f)
23.932%	12/31/50^			500	28,087

TOTAL CONVERTIBLE BONDS (cost $956,752)					29,235

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS — 6.0%
Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%
3.063%(c)	04/30/20		400	$399,846
Spirit AeroSystems, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%
3.210%(c)	06/15/21		100	99,335
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		380	397,971
4.125%	11/16/28		290	318,594

				1,215,746

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.400%	02/14/26		40	42,802
4.800%	02/14/29		150	161,369
5.800%	02/14/39		100	112,364
6.200%	02/14/59		380	433,093
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.297%	08/14/20		1,300	1,297,296
3.222%	08/15/24		600	603,940
Gtd. Notes, 3 Month LIBOR + 0.590%
3.118%(c)	08/14/20		1,200	1,202,893
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		2,700	2,707,294
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		30	32,708

				6,593,759

Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		195	196,386
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates
4.100%	10/01/29		1,197	1,251,585

				1,447,971

Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.915%(c)	11/05/21		100	100,216
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20		800	799,674
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	300	347,920
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.200%	01/15/21		200	200,618
5.875%	08/02/21		200	210,892
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.810%
3.408%(c)	04/05/21		400	394,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430%
0.121%(c)	05/14/21		EUR	500	$561,437
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/13/20			1,100	1,103,892
Sr. Unsec’d. Notes
3.550%	07/08/22			300	305,368
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
3.460%(c)	03/02/21			200	199,708
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
2.000%	07/01/19			500	500,000
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.650%	07/13/22			400	398,750
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
2.930%(c)	03/15/21			100	99,736
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.450%	11/20/19			600	599,746
3.875%	11/13/20			200	204,250
4.000%	11/12/21			200	206,427
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
3.305%(c)	11/13/20			700	702,857
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
3.475%(c)	11/12/21			200	201,599

					7,137,840

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22			24	24,420
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26		EUR	100	115,226
Sr. Sec’d. Notes, 144A, Cash coupon 6.375% or PIK 7.125%
6.375%	05/15/29			200	200,000
Schaeffler Finance BV (Germany),
Gtd. Notes
3.250%	05/15/25		EUR	100	117,681

					457,327

Banks — 2.1%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	—	(rr)	EUR	700	836,891
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.500%	02/22/22			400	402,000
BAC Capital Trust XIV,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.400%
4.000%(c)	—	(rr)		3,330	2,763,900
Banco BBVA Peru SA (Peru),
Sub. Notes, 144A
5.250%(ff)	09/22/29			120	128,551

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—	(rr)	EUR	200	$235,118
6.750%(ff)	—	(rr)	EUR	200	233,653
8.875%(ff)	—	(rr)	EUR	400	506,578
Sub. Notes, 144A
4.875%	04/21/25			420	441,529
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	(d)	EUR	700	175,113
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%(ff)	—	(rr)		200	202,740
7.625%(ff)	—	(rr)		1,590	1,625,775
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25			240	244,802
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(ff)	—	(rr)	EUR	200	239,075
Sr. Unsec’d. Notes
4.379%	04/12/28			400	425,685
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)		60	64,800
Jr. Sub. Notes, Series FF
5.875%(ff)	—	(rr)		590	615,842
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22			900	982,692
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	—	(rr)	EUR	600	689,083
7.000%(ff)	—	(rr)	GBP	400	511,792
7.750%(ff)	—	(rr)		200	205,000
8.000%(ff)	—	(rr)	EUR	1,000	1,229,467
8.000%(ff)	—	(rr)		490	513,887
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.948%(c)	02/15/23			400	397,877
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23			600	620,807
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.655%(c)	08/10/21			800	817,596
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29			230	245,314
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%(ff)	01/18/33			240	230,940
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%(ff)	—	(rr)	EUR	379	481,049
Sr. Unsec’d. Notes, 144A
4.705%(ff)	01/10/25			200	214,586
5.198%(ff)	01/10/30			200	229,056
Sr. Unsec’d. Notes, EMTN
3.375%	01/23/26		GBP	600	808,829

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
3.743%(c)	05/22/22			700	$706,398
Sub. Notes, EMTN
2.750%(ff)	11/30/27		EUR	700	857,388
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21			300	306,090
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—	(rr)		760	794,200
Sr. Unsec’d. Notes
8.125%	07/15/39			134	214,348
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
3.091%(c)	05/26/20			700	701,776
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—	(rr)	EUR	1,400	1,760,893
Sr. Unsec’d. Notes
6.875%	03/19/20		EUR	1,200	1,429,335
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%(ff)	—	(rr)	EUR	360	447,523
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23			900	934,143
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.250%(ff)	—	(rr)		200	215,000
7.500%(ff)	—	(rr)		210	224,295
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 3 Month LIBOR + 2.290%
4.891%(c)	04/16/21			1,100	1,134,995
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	—	(rr)	EUR	660	791,763
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21			200	204,818
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.567%(c)	07/13/20			1,400	1,390,926
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.855%(c)	02/04/21			200	198,327
Sr. Unsec’d. Notes
4.250%	02/04/21			500	504,418
4.250%	10/14/21			400	405,511
4.250%	10/14/21			900	912,399
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
1.625%	09/01/21			900	891,289
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22			2,100	2,121,083
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
3.250%	06/28/23			800	$833,378
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.000%	03/30/22			300	302,463
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768%
4.000%(c)	—	(rr)		42	34,020
Goldman Sachs Capital III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.770%
4.000%(c)	—	(rr)		27	21,600
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.610%(c)	09/15/20			500	504,797
Sr. Unsec’d. Notes
4.223%(ff)	05/01/29			300	321,753
Sub. Notes
5.150%	05/22/45			240	274,694
6.750%	10/01/37			850	1,111,757
HSBC Bank (Canada),
Covered Bonds, 144A
3.300%	11/28/21			600	617,848
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20			300	305,979
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	—	(rr)		700	733,796
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28		GBP	300	397,035
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.086%(c)	09/11/21			600	600,555
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.120%(c)	05/18/21			400	400,316
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.520%(c)	05/18/24			200	200,533
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22			300	305,850
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.320%(c)	10/02/23			700	699,153
Sr. Unsec’d. Notes
4.100%	10/02/23			700	739,468
Sub. Notes, EMTN
2.500%(ff)	02/15/29		EUR	600	725,993
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%(ff)	—	(rr)	EUR	860	1,029,287
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—	(rr)		940	955,040
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%(ff)	03/11/27		EUR	400	471,488
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22		SEK	24,400	2,817,233

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27		GBP	300	$474,265
5.125%	03/07/25		GBP	300	459,118
Gtd. Notes, 3 Month LIBOR + 0.490%
3.055%(c)	05/07/21			200	199,922
Gtd. Notes
3.300%	05/07/21			300	304,693
Gtd. Notes, 144A, MTN
5.800%	01/13/20			500	508,924
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—	(rr)	EUR	200	235,623
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.186%(c)	06/21/21			400	400,135
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20			500	500,316
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.451%(c)	09/11/24			400	403,768
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24			300	314,141
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20			500	499,638
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.625%	03/02/22		EUR	600	685,130
NORD/LB Luxembourg SA Covered Bond Bank (Luxembourg),
Covered Bonds, EMTN
2.875%	02/16/21			400	404,190
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22		SEK	5,000	553,844
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50		DKK	12,000	1,800,690
1.500%	10/01/50		DKK	7,100	1,100,510
1.500%	10/01/50		DKK	9,800	1,513,069
2.000%	10/01/47		DKK	5,788	910,334
2.500%	10/01/47		DKK	115	18,274
3.000%	10/01/47		DKK	38	6,211
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.975%(c)	05/17/21			400	400,069
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
3.872%(c)	05/31/21			2,000	2,017,561
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	—	(rr)		200	205,000
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.899%(c)	06/25/24			900	898,038
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25			300	310,257

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
4.519%(ff)	06/25/24			1,100	$1,145,689
5.076%(ff)	01/27/30			700	759,455
Sub. Notes
5.125%	05/28/24			380	403,277
6.000%	12/19/23			510	555,415
6.100%	06/10/23			600	651,380
6.125%	12/15/22			160	172,621
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23			2,170	2,352,063
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—	(rr)	GBP	200	269,548
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24			800	807,833
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	06/01/21			500	508,303
Societe Generale SA (France),
Sub. Notes
2.500%(ff)	09/16/26		EUR	700	830,348
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22		SEK	5,000	616,294
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.539%(c)	04/06/20			700	701,251
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22		SEK	34,000	3,798,441
2.000%	06/17/26		SEK	11,000	1,303,253
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21			1,500	1,450,800
5.125%	05/03/22			850	795,591
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21			400	401,184
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%
3.031%(c)	06/08/20			700	702,715
Sr. Unsec’d. Notes, 144A, MTN
2.200%	06/08/20			600	599,191
Sub. Notes
7.625%	08/17/22			1,300	1,458,223
UBS Group Funding AG (Switzerland),
Gtd. Notes
5.750%(ff)	—	(rr)	EUR	400	500,599
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22			600	602,979
7.000%(ff)	—	(rr)		200	212,464
Gtd. Notes, 144A, 3 Month LIBOR + 1.780%
4.377%(c)	04/14/21			200	204,827
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%(ff)	—	(rr)	EUR	1,120	1,267,184

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		2,150	$2,443,797
Sub. Notes, 144A, MTN
7.296%(ff)	04/02/34		940	996,736
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		370	381,586
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930%
5.570%(c)	—	(rr)	4,888	4,890,248
Wells Fargo & Co.,
Jr. Sub. Notes, Series U
5.875%(ff)	—	(rr)	128	139,141
Sub. Notes, MTN
4.750%	12/07/46		50	56,994

				95,974,131

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
3.650%	02/01/26		140	147,204
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		560	686,284
5.800%	01/23/59		40	50,137
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	33,018

				916,643

Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		1,400	1,420,808

Chemicals — 0.1%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28		430	434,945
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.125%	07/19/27		1,790	1,839,449
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		400	418,485
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		980	1,024,100
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		920	941,793
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		200	203,629

				4,862,401

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
3.105%(c)	08/04/20		1,500	$1,501,710
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		460	509,277
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
3.388%(c)	08/15/21		700	698,179
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19		400	399,527
2.600%	12/01/21		800	801,965
4.500%	08/16/21		1,900	1,980,660
5.250%	10/01/20		300	310,199
RAC Bond Co. PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.870%	05/06/46	GBP	100	124,234
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30		230	236,325
5.875%	09/15/26		50	53,250
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/16		60	67,590

				6,682,916

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		3,200	3,297,410
DXC Technology Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.470%(c)	03/01/21		308	308,003

				3,605,413

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.625%	10/30/20		650	666,514
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		500	512,190
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21		200	207,428
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21		600	611,250
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	198,731
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN
3.380%	03/07/28		300	316,395
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes, 144A
3.500%	01/31/23		960	975,600

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.090%(cc)	12/21/65		630		$445,385
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20		600		647,348
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	29,000		4,350,342
1.500%	10/01/50	DKK	5,200		803,979
2.500%	10/01/47	DKK	51		8,099
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	11,400		1,710,569
1.500%	10/01/50	DKK	900		138,959
2.000%	10/01/47	DKK	19,641		3,085,732
2.000%	10/01/50	DKK	1,933		303,685
2.500%	10/01/47	DKK	—	(r)	71
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100		103,176
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	1,343		210,593
Covered Bonds, MTN
2.500%	07/01/47	DKK	38		6,077

					15,302,123

Electric — 0.4%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30		700		769,125
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
2.701%	03/16/20		500		500,400
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		380		392,544
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.101%(c)	03/11/22		600		602,976
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%
3.028%(c)	05/14/21		1,400		1,403,374
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		1,000		1,043,064
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		700		702,393
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		200		218,700
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		1,040		1,136,200

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		300	$355,746
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		1,300	1,330,563
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		100	101,450
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		400	546,896
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19		700	704,460
Iberdrola Finance Ireland DAC (Spain),
Gtd. Notes, 144A
5.000%	09/11/19		100	100,439
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27		350	360,500
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%
2.694%(c)	06/30/21		100	100,248
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.315%
2.835%(c)	09/03/19		540	540,189
Gtd. Notes, 3 Month LIBOR + 0.400%
2.921%(c)	08/21/20		600	599,660
Gtd. Notes, 3 Month LIBOR + 0.720%
3.241%(c)	02/25/22		1,200	1,206,747
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27	(a)	900	835,200
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		720	762,120
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42		1,100	1,160,500
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.860%(c)	03/15/21		100	99,582
Southern Power Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.550%
2.937%(c)	12/20/20		300	300,004
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,340	1,400,461

				17,273,541

Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	409,512

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		100	$101,285
3.650%	03/15/23		400	411,808
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.092%(c)	10/09/20		700	698,398
Danone SA (France),
Sr. Unsec’d. Notes, 144A
1.691%	10/30/19		200	199,470
2.077%	11/02/21		1,200	1,192,204
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		100	101,517
3.700%	10/17/23		300	314,522
Kraft Heinz Foods Co.,
Gtd. Notes, 3 Month LIBOR + 0.570%
3.115%(c)	02/10/21		900	898,298
Gtd. Notes
4.125%	07/01/27	GBP	320	440,945
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		60	62,400
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,900	1,882,525

				6,303,372

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
2.539%	11/15/19		500	500,028
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26		380	415,150

				915,178

Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		100	103,033
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
3.010%(c)	06/15/21		800	803,553

				906,586

Healthcare-Products — 0.1%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		300	300,095
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24		300	313,121
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		700	700,872
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.168%(c)	03/19/21		800	799,147

				2,113,235

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		110	$113,543
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		170	170,917
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	136,784
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19		700	701,308
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48		100	109,908
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28		10	10,825
7.690%	06/15/25		10	11,750
MPH Acquisition Holdings LLC,
Gtd. Notes
5.428%(cc)	06/07/23		103	98,393
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48		80	94,340

				1,447,768

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
2.903%(c)	06/24/22		400	398,617

Insurance — 0.0%
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		600	630,978
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	365,245

				996,223

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.250%	08/22/57		900	1,037,591
eBay, Inc.,
Sr. Unsec’d. Notes
2.150%	06/05/20		1,000	997,518

				2,035,109

Iron/Steel — 0.0%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26		50	52,850
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36		223	267,879

				320,729

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		700	$720,565
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		70	72,341
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	428,768
5.400%	08/08/28		200	217,212

				1,438,886

Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc.,
Gtd. Notes
2.118%	09/11/20		400	398,006

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.633%(c)	06/22/20		1,100	1,101,800

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		30	31,061
5.375%	05/01/25		80	82,700
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		220	231,170
5.050%	03/30/29		100	110,464
5.125%	07/01/49		300	306,345
5.375%	04/01/38		100	107,086
6.834%	10/23/55		250	296,954
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24	(a)	200	212,270
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29		200	218,250
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20		600	602,994
5.875%	11/15/24	(a)	220	208,175
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29	(a)	200	223,750
5.476%	01/25/39		50	59,003
5.576%	01/25/49		30	36,707
Prosus Nv (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27		580	619,550
Prosus NV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25		240	261,552
Sky Ltd. (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19		200	200,024

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20			400	$405,259
7.300%	07/01/38			210	254,865
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	01/15/27		GBP	100	130,488
Sr. Sec’d. Notes, 144A
5.250%	01/15/26			200	204,942

					4,803,609

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24			200	204,294
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24			10	10,222
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
3.875%	10/27/27	(a)		310	309,200
4.125%	03/12/24			150	155,733
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.757%	11/15/48			1,300	1,597,251
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40			220	277,575
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27			110	112,449

					2,666,724

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37			200	232,394
6.875%	01/10/39			150	188,077
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38			150	169,346
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
3.095%(c)	11/10/20			590	589,760

					1,179,577

Multi-National — 0.1%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23		AUD	800	531,469
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23		AUD	1,100	738,453
0.500%	08/10/23		AUD	700	469,664
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
8.400%	10/12/21		IDR	3,500,000	255,808

					1,995,394

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26		150	$168,582
6.450%	09/15/36		250	307,360
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28		330	344,855
5.100%	09/01/40		320	323,419
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	10/15/21		400	413,460
Black Elk Energy LLC Escrow,
Bonds, (original cost $0; purchased 12/29/16)(f)
2.573%	12/01/99^	(d)	600	82,048
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	06/15/27	(a)	270	237,938
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		10	10,276
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23	(a)	550	587,658
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28		150	161,515
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		20	22,945
5.600%	07/15/41		10	11,870
5.850%	12/15/25	(a)	240	284,335
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		600	621,000
5.375%	06/26/26		340	374,476
5.875%	09/18/23		850	939,930
5.875%	05/28/45	(a)	380	420,242
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20		600	598,434
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48		1,300	1,548,950
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47		780	882,219
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		70	82,037
Lukoil International Finance BV (Russia),
Gtd. Notes
6.656%	06/07/22		1,539	1,682,743
Magnum Hunter Resources Corp.,
Gtd. Notes
0.000%	12/31/99^		430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		130	123,825
7.000%	03/31/24		50	47,500

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Sec’d. Notes, 144A
6.500%	01/15/25			40	$40,200
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47			10	9,875
4.200%	03/15/48			20	20,213
4.400%	04/15/46			20	20,689
4.625%	06/15/45			90	95,993
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21			35	34,431
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42			1,702	1,953,563
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	(a)		499	529,439
5.999%	01/27/28			2,230	2,370,490
6.125%	01/17/22			339	363,117
6.850%	06/05/15	(a)		2,810	2,909,502
7.375%	01/17/27			1,200	1,372,800
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24	(d)		2,730	409,500
9.000%	11/17/21	(d)		1,060	243,800
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
5.625%	06/19/47			500	568,750
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32			500	546,900
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22			606	604,485
4.875%	01/18/24	(a)		2,480	2,424,076
6.375%	01/23/45			710	610,600
6.500%	06/02/41			1,210	1,073,270
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21			700	709,113
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)		180	157,950
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes
4.000%	09/13/47			720	744,365
Gtd. Notes, 144A
4.375%	04/10/24			1,810	1,935,305
Whiting Petroleum Corp.,
Gtd. Notes
6.250%	04/01/23			30	29,925
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23			180	205,200
YPF SA (Argentina),
Sr. Unsec’d. Notes, MTN
16.500%	05/09/22		ARS	850	12,162

					30,273,330

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas Services — 0.0%
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.875%	04/01/22			240	$177,000
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
12.689%(s)	—	(rr)		46	391

					177,391

Pharmaceuticals — 0.2%
Allergan Funding SCS,
Gtd. Notes
1.500%	11/15/23		EUR	400	473,725
3.000%	03/12/20			1,000	1,002,932
Allergan Sales LLC,
Gtd. Notes, 144A
5.000%	12/15/21			500	522,863
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			100	109,952
9.250%	04/01/26			1,350	1,510,380
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23			270	272,160
6.125%	04/15/25			50	51,061
7.250%	05/30/29			30	31,200
9.000%	12/15/25			450	502,785
Sr. Sec’d. Notes, 144A
5.500%	11/01/25			60	62,550
7.000%	03/15/24			120	127,512
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
3.420%(c)	12/15/23			400	392,788
Gtd. Notes, 144A
3.500%	06/25/21			400	405,794
4.250%	12/15/25			200	211,616
4.375%	12/15/28			300	316,343
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/26/49			140	154,756
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20			100	102,879
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21			100	101,389
3.700%	03/09/23			200	206,829
4.300%	03/25/28			30	31,634
4.780%	03/25/38			120	125,181
5.050%	03/25/48			340	362,141
Mylan NV,
Gtd. Notes
3.750%	12/15/20			700	706,536
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19			800	798,760

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	100	$94,875

			8,678,641

Pipelines — 0.3%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	450	493,797
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	121,650
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	160	172,000
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.400%
2.984%(c)	01/10/20	1,300	1,300,294
Gtd. Notes, 3 Month LIBOR + 0.700%
3.110%(c)	06/15/20	1,000	1,002,718
Energy Transfer Operating LP,
Gtd. Notes
4.150%	10/01/20	200	203,437
4.650%	06/01/21	300	311,193
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20	700	719,680
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28	30	32,654
5.200%	09/01/20	500	516,078
5.375%(ff)	02/15/78	90	83,700
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27	660	671,986
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	70	79,130
MPLX LP,
Sr. Unsec’d. Notes
4.800%	02/15/29	170	187,238
5.500%	02/15/49	230	261,228
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	220	245,390
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	1,700	1,765,807
Spectra Energy Partners LP,
Gtd. Notes, 3 Month LIBOR + 0.700%
3.179%(c)	06/05/20	200	200,582
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	150	150,000
5.375%	02/01/27	10	10,350

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20			1,300	$1,321,716
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26			240	306,433
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes
4.250%	04/30/28			650	678,730
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28			700	786,450
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25			100	99,430
4.650%	07/01/26			20	20,276
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32			190	270,437

					12,012,384

Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.400%	07/06/22		EUR	200	232,658

Real Estate — 0.1%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20		EUR	500	592,229
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	01/11/20			770	773,465
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22			400	413,286
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
7.250%	04/04/21			1,110	1,126,848
Tesco Property Finance 3 PLC (United Kingdom),
Sr. Sec’d. Notes
5.744%	04/13/40		GBP	97	160,364
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41		GBP	110	179,686

					3,245,878

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26		EUR	100	121,312
3.000%	06/15/23			600	605,820
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	11/15/27	(a)		300	309,322

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	$102,888
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	304,004
UDR, Inc.,
Gtd. Notes, MTN
4.625%	01/10/22		100	104,621
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	600	727,188

				2,275,155

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		30	30,338
AutoNation, Inc.,
Gtd. Notes
5.500%	02/01/20		600	608,698
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	600	778,231
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
3.012%(c)	10/28/21		1,300	1,300,790

				2,718,057

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		800	816,583

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22		200	201,259
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		700	701,291

				902,550

Software — 0.1%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/20		600	602,947
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	100	115,964
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		500	510,340
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		800	797,848

				2,027,099

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications — 0.2%
Altice SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			210	$215,250
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/05/26		EUR	600	738,417
5.150%	02/15/50			300	331,232
5.300%	08/15/58			100	111,375
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.270%(c)	06/01/21			1,400	1,406,924
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.547%(c)	07/15/21			900	907,853
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.616%(c)	06/12/24			400	405,029
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.136%(cc)	01/31/25			33	31,943
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			50	43,500
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
1.950%	09/19/21			400	395,821
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28			340	344,250
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29			360	386,100
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			70	81,025
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21			30	34,650
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21			1,200	1,275,000
7.875%	09/15/23	(a)		120	130,350
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			562	562,646
4.738%	09/20/29			200	207,500
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21			400	419,139
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
4.800%	10/12/21			1,500	1,578,060
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	(a)		360	362,090
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.618%(c)	05/15/25			800	810,280

					10,778,434

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.0%
C.H. Robinson Worldwide, Inc.,
Sr. Unsec’d. Notes
4.200%	04/15/28	100	$107,118
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47	410	452,439
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25	370	383,412
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24	500	534,750
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	197,527
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19	100	99,984
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	210	193,200

			1,968,430

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	1,200	1,269,327
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	670	697,637
5.750%	11/15/23	40	42,000
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21	1,900	1,883,188
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	30	30,965
5.250%	08/15/22	50	52,790
5.500%	02/15/24	70	75,459
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	734,660
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	199,930
3.000%	07/15/22	400	405,029

			5,390,985

TOTAL CORPORATE BONDS (cost $267,860,788)			273,818,519

MUNICIPAL BONDS — 0.0%
Illinois — 0.0%
City of Chicago,
General Obligation Unlimited, Series B
5.630%	01/01/22	70	71,525
6.314%	01/01/44	200	216,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	400	$421,232

			708,877

Michigan — 0.0%
City of Detroit,
General Obligation Limited
4.000%	04/01/44	70	61,353

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40	160	216,269

TOTAL MUNICIPAL BONDS (cost $886,773)			986,499

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
Alternative Loan Trust,
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540%
2.944%(c)	08/25/35	737	487,651
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190%
2.573%(c)	09/20/46	423	363,276
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.563%(c)	02/20/47	554	435,836
Series 2007-OA6, Class A1B, 1 Month LIBOR + 0.200%
2.604%(c)	06/25/37	149	145,181
American Home Mortgage Assets Trust,
Series 2006-01, Class 2A1, 1 Month LIBOR + 0.190%
2.594%(c)	05/25/46	88	82,538
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.700%
3.204%(c)	02/25/47	645	400,087
Banc of America Funding Trust,
Series 2005-07, Class 4A3
5.750%	11/25/35	125	130,899
Series 2006-I, Class 4A1
4.492%(cc)	10/20/46	82	65,369
Series 2015-R2, Class 9A2, 144A
3.081%(cc)	03/27/36	1,607	1,420,580
Banc of America Mortgage Trust,
Series 2005-H, Class 2A5
4.327%(cc)	09/25/35	51	50,215
BCAP LLC Trust,
Series 2011-RR05, Class 5A1, 144A
5.250%(cc)	08/26/37	62	63,133
Bear Stearns ARM Trust,
Series 2005-01, Class 2A1
4.376%(cc)	03/25/35	14	14,679
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.799%(cc)	07/25/37	30	27,216
CHL Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.366%(cc)	01/19/34	9	9,380

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-12, Class 12A1
4.178%(cc)	08/25/34		19	$18,781
Series 2006-06, Class A4
6.000%	04/25/36		55	45,236
Citicorp Mortgage Securities Trust,
Series 2007-03, Class 1A1
6.000%	04/25/37		6	6,118
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.291%(cc)	09/25/37		78	75,536
Series 2007-AR4, Class 1A1A
4.626%(cc)	03/25/37		475	471,258
Series 2015-02, Class 1A1, 144A, 1 Month LIBOR + 0.200%
2.630%(c)	06/25/47		349	350,171
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34		59	60,159
CSMC Mortgage-Backed Trust,
Series 2006-07, Class 6A3
5.500%	08/25/36		486	466,442
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.986%(c)	06/15/40	GBP	227	273,430
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3A
0.000%	12/10/44	EUR	112	126,772
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.946%(c)	12/10/44	GBP	270	339,233
Eurosail-UK PLC (United Kingdom),
Series 2007-03A, Class A3C, 144A, 3 Month GBP LIBOR + 0.950%
1.739%(c)	06/13/45	GBP	54	67,535
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.739%(c)	06/13/45	GBP	161	203,742
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
5.404%(c)	07/25/24		694	728,147
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.404%(c)	07/25/25		231	246,928
Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%
8.154%(c)	07/25/29		380	451,346
Fannie Mae REMICS,
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.804%(c)	03/25/49		1,612	1,607,343
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A, 1 Month LIBOR + 0.500%
2.902%(c)	11/29/37		82	81,688
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48		175	176,785
Freddie Mac REMICS,
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.836%(c)	07/15/44		431	427,681
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.844%(c)	08/15/33		4	4,309

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3397, Class FC, 1 Month LIBOR + 0.600%
2.994%(c)	12/15/37	23	$22,738
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.844%(c)	09/15/42	251	251,810
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%
7.554%(c)	10/25/29	1,190	1,354,939
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600%
3.067%(c)	07/20/65	702	701,308
Series 2015-H26, Class FA, 1 Month LIBOR + 0.520%
2.987%(c)	10/20/65	1,522	1,523,620
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
3.147%(c)	08/20/61	42	42,172
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680%
3.147%(c)	03/20/62	29	28,860
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
3.467%(c)	01/20/66	731	742,507
Series 2016-H08, Class FT, 1 Month LIBOR + 0.720%
3.187%(c)	02/20/66	795	798,286
Series 2016-H11, Class FE, 1 Month LIBOR + 0.850%
3.317%(c)	04/20/66	1,482	1,495,796
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
3.629%(c)	04/20/67	373	379,473
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
3.030%(c)	08/20/68	603	591,089
Series 2019-20, Class FE, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.783%(c)	02/20/49	1,579	1,576,949
GreenPoint Mortgage Funding Trust,
Series 2006-AR4, Class A6A, 1 Month LIBOR + 0.180%
2.584%(c)	09/25/46	119	112,352
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
4.300%(c)	03/25/33	23	23,514
Series 2005-AR01, Class 1A1
4.813%(cc)	01/25/35	5	5,280
Series 2005-AR03, Class 6A1
4.495%(cc)	05/25/35	90	88,333
HarborView Mortgage Loan Trust,
Series 2005-09, Class B1, 1 Month LIBOR + 0.600%
2.983%(c)	06/20/35	657	653,193
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560%
2.950%(c)	02/19/36	126	105,471
Homestar Mortgage Acceptance Corp.,
Series 2004-01, Class M1, 1 Month LIBOR + 0.795%
3.199%(c)	03/25/34	1,546	1,379,777
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660%
3.064%(c)	03/25/35	72	71,466
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
4.669%(cc)	11/25/35	13	12,851

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.594%(c)	09/25/46		107	$101,237
JPMorgan Alternative Loan Trust,
Series 2006-A1, Class 1A1, 1 Month LIBOR + 0.460%
2.864%(c)	03/25/36		854	832,982
Series 2006-A5, Class 1A4, 1 Month LIBOR + 0.240%
2.644%(c)	10/25/36		680	664,136
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A1
4.635%(cc)	08/25/35		19	18,966
Series 2007-A01, Class 1A1
4.491%(cc)	07/25/35		19	19,850
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-01X, Class A3C, 3 Month LIBOR + 0.170%
2.598%(c)	06/14/40		970	951,695
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, 1 Month LIBOR x (1) + 7.150%
4.746%(c)	09/25/36		262	70,419
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1, 3 Month GBP LIBOR + 0.600%
1.441%(c)	01/01/61	GBP	156	192,279
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650%
1.436%(c)	12/15/49	GBP	520	646,666
Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3,
Series 1999-TBC3, Class A2
3.141%(cc)	10/20/29		9	8,557
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
4.483%(cc)	02/25/33		30	29,372
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450%
2.869%(c)	10/07/20		54	54,396
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560%
2.978%(c)	12/08/20		69	69,275
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560%
2.978%(c)	12/08/20		652	654,379
Series 2010-R2, Class 2A, 1 Month LIBOR + 0.470%
2.889%(c)	11/05/20		820	820,895
Series 2011-R1, Class 1A, 1 Month LIBOR + 0.450%
2.869%(c)	01/08/20		108	108,737
Newgate Funding PLC (United Kingdom),
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160%
0.953%(c)	12/01/50	GBP	1,054	1,264,932
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130%
0.916%(c)	12/15/50	GBP	129	162,487
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000%
1.786%(c)	12/15/50	GBP	697	855,536
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250%
2.036%(c)	12/15/50	GBP	190	228,634
RALI Trust,
Series 2006-QA1, Class A21
4.934%(cc)	01/25/36		1,220	1,103,190
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.554%(c)	02/25/47		673	385,218

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, 1 Month LIBOR x (1) + 5.550%
3.146%(c)	02/25/36		1,729	$303,558
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.946%(c)	12/15/43	GBP	216	260,425
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		5	4,872
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.000%	06/12/44	EUR	541	585,879
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.943%(c)	06/12/44	GBP	697	838,402
Sequoia Mortgage Trust,
Series 2003-04, Class 2A1, 1 Month LIBOR + 0.350%
2.733%(c)	07/20/33		67	65,259
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200%
2.583%(c)	07/20/36		37	35,945
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
4.424%(cc)	12/25/34		2	1,741
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.640%(c)	07/19/35		129	127,268
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120%
2.524%(c)	08/25/36		441	408,707
Series 2006-AR6, Class 2A1, 1 Month LIBOR + 0.190%
2.594%(c)	07/25/46		126	108,513
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290%
2.694%(c)	10/25/36		283	249,495
Thornburg Mortgage Securities Trust,
Series 2003-05, Class 1A
4.092%(cc)	10/25/43		31	31,232
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250%
3.452%(c)	06/25/47		31	29,751
Series 2007-03, Class 4A1, 12 Month LIBOR + 1.250%
3.452%(c)	06/25/47		21	19,382
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025%
1.855%(c)	10/20/51	GBP	2,100	2,670,435
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150%
1.971%(c)	07/15/51	GBP	323	412,480
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2005-AR14, Class 2A1
4.062%(cc)	12/25/35		78	76,527
Series 2006-AR14, Class 1A4
3.612%(cc)	11/25/36		179	170,516
Series 2007-HY5, Class 2A1
3.492%(cc)	05/25/37		1,179	978,954
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 3A1
3.884%(cc)	08/25/35		1	1,325

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.595%(c)	07/25/46		208	$198,377
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust,
Series 2005-11, Class A8
5.750%	01/25/36		609	565,517
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 1A1
5.085%(cc)	03/25/35		98	100,991
Series 2006-AR6, Class 3A1
4.966%(cc)	03/25/36		70	70,922
Series 2007-01, Class A4
5.750%	02/25/37		24	22,662

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $39,633,106)				39,469,437

SOVEREIGN BONDS — 4.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		500	503,555
3.125%	10/11/27		500	518,665
4.125%	10/11/47		1,370	1,499,986
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A
9.375%	05/08/48		1,035	1,139,845
9.500%	11/12/25		280	320,799
Argentina Bocon (Argentina),
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
51.603%(c)	10/04/22	ARS	100	3,579
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
50.100%(c)	04/03/22	ARS	8,420	170,849
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
61.815%(c)	06/21/20	ARS	47,498	1,090,212
Argentine Bonos del Tesoro (Argentina), Bonds
15.500%	10/17/26	ARS	11,460	189,298
16.000%	10/17/23	ARS	9,840	164,086
Unsec’d. Notes
18.200%	10/03/21	ARS	6,777	109,101
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.750%(cc)	12/31/38		670	391,119
5.625%	01/26/22		850	716,558
5.875%	01/11/28		1,809	1,374,840
7.125%	06/28/17		2,170	1,622,097
7.500%	04/22/26		750	633,375
7.625%	04/22/46		200	158,500
8.280%	12/31/33		1,416	1,180,653

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22	AUD	940	$785,293
3.000%	09/20/25	AUD	1,430	1,480,207
3.000%	03/21/47	AUD	770	664,121
Autonomous City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes
7.500%	06/01/27		600	562,506
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	850	992,603
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	100	123,375
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR	1,100	1,292,325
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.800%	09/16/25		850	887,526
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		350	369,610
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Bonds
4.000%	03/06/20	ARS	22,443	776,389
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series B
6.000%	08/15/50	BRL	683	799,534
Notes, Series F
10.000%	01/01/21	BRL	8,539	2,347,500
10.000%	01/01/23	BRL	5,667	1,620,515
10.000%	01/01/25	BRL	2,150	629,093
10.000%	01/01/27	BRL	264	78,426
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		310	326,845
4.625%	01/13/28		1,480	1,552,520
5.000%	01/27/45		2,560	2,530,586
Canadian Government Real Return Bond (Canada),
Unsec’d. Notes
4.250%	12/01/26	CAD	600	927,165
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	2,500	365,112
3.380%	11/21/24	CNY	2,000	295,105
3.390%	05/21/25	CNY	2,000	294,031
3.480%	06/29/27	CNY	5,500	799,388
4.290%	05/22/29	CNY	1,000	153,847
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		650	609,382
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		200	208,600
5.000%	06/15/45		2,090	2,306,315
5.200%	05/15/49		970	1,099,747
5.625%	02/26/44		1,250	1,478,125

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		1,000	$992,510
Deutsche Bundesrepublik Inflation Linked Bond (Germany), Bonds
0.100%	04/15/23	EUR	300	388,967
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,645	1,747,829
6.850%	01/27/45		300	328,128
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		490	513,280
8.750%	06/02/23		780	851,183
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		1,450	1,433,702
8.875%	10/23/27		200	208,002
9.650%	12/13/26		760	822,708
10.750%	01/31/29		640	721,606
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48		200	202,486
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		310	314,855
6.875%	04/30/40		420	400,638
8.700%	03/01/49		710	763,250
Sr. Unsec’d. Notes, 144A, MTN
7.500%	01/31/27		1,240	1,321,701
8.500%	01/31/47		400	423,487
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		235	234,415
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24		400	416,840
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	593,225
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
3.625%	07/31/24		500	523,542
French Republic Government Bond OAT (France), Bonds
1.850%	07/25/27	EUR	400	636,087
2.100%	07/25/23	EUR	2,800	4,139,040
2.250%	07/25/20	EUR	1,400	2,106,134
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	900	1,317,545
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		250	315,855
Sr. Unsec’d. Notes
7.875%	08/07/23		350	379,355
Sr. Unsec’d. Notes, 144A
7.625%	05/16/29		1,020	1,036,393
7.875%	03/26/27		410	431,361
8.125%	01/18/26		240	258,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
8.125%	03/26/32		450	$456,847
8.950%	03/26/51		200	207,041
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		370	369,538
Hellenic Republic Government Bond (Greece), Bonds
3.750%	01/30/28	EUR	3,169	4,000,241
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		850	963,150
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		370	382,177
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		3,306	3,705,518
Sr. Unsec’d. Notes, EMTN
4.750%	07/18/47		900	972,315
5.250%	01/17/42		2,504	2,852,243
Sr. Unsec’d. Notes, MTN
3.375%	04/15/23		1,120	1,139,621
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	1,729,000	121,957
7.000%	05/15/27	IDR	23,166,000	1,600,413
8.250%	05/15/29	IDR	33,958,000	2,547,902
8.250%	05/15/36	IDR	15,477,000	1,152,070
8.375%	09/15/26	IDR	331,000	24,876
8.375%	03/15/34	IDR	39,864,000	2,991,034
9.000%	03/15/29	IDR	11,365,000	886,234
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		300	316,452
4.125%	01/17/48		200	218,470
Italy Buoni Poliennali del Tesoro (Italy), Bonds
2.800%	12/01/28	EUR	1,000	1,219,970
Italy Buoni Poliennali Del Tesoro (Italy), Bonds
2.100%	07/15/26	EUR	900	1,051,625
3.000%	08/01/29	EUR	1,500	1,848,389
Sr. Unsec’d. Notes, 144A
2.350%	09/15/24	EUR	200	257,428
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		550	512,138
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		700	794,507
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	210,453
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		800	834,058
Sr. Unsec’d. Notes, EMTN
2.125%	04/13/21		1,100	1,099,032

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.750%	01/31/27		750	$758,676
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN
3.875%	10/14/24		2,005	2,124,578
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
7.000%	05/22/27		370	386,262
7.250%	02/28/28		700	724,825
8.000%	05/22/32		370	390,947
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		1,350	1,437,007
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.250%	11/04/24		805	644,531
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		500	530,798
Mexican Bonos (Mexico), Bonds
7.750%	05/29/31	MXN	4,800	252,737
Bonds, Series M
8.000%	11/07/47	MXN	28,740	1,522,054
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	3,060	160,100
7.750%	11/13/42	MXN	121,246	6,264,206
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		3,440	3,517,434
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	532,737
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes, TIPS
2.000%	09/20/25	NZD	1,000	794,282
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	200	179,323
3.000%	09/20/30	NZD	300	272,185
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		580	632,947
Sr. Unsec’d. Notes, 144A, MTN
7.625%	11/28/47		1,410	1,404,896
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		470	433,921
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		940	867,842
5.625%	01/17/28		1,590	1,504,951
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		680	716,727
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		780	852,158
5.400%	03/30/50		200	222,002

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,300	$429,859
6.150%	08/12/32	PEN	2,600	865,640
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		1,020	1,405,060
5.940%	02/12/29	PEN	600	198,397
6.550%	03/14/37		210	296,102
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	300	99,306
6.350%	08/12/28	PEN	2,900	987,991
6.950%	08/12/31	PEN	1,000	355,267
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	02/02/42		1,150	1,251,259
3.950%	01/20/40		790	880,798
5.000%	01/13/37		600	748,920
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.350%	11/01/23		200	211,052
Province of British Columbia Canada (Canada),
Unsec’d. Notes
2.700%	12/18/22	CAD	300	236,784
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		100	101,421
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,191,965
Province of Quebec (Canada),
Unsec’d. Notes
3.000%	09/01/23	CAD	700	562,264
3.500%	12/01/22	CAD	900	727,367
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		380	282,154
9.125%	03/16/24		1,770	1,477,968
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24		380	298,304
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,900	1,992,720
4.000%	03/14/29		600	646,500
4.500%	04/23/28		600	670,948
4.817%	03/14/49		2,150	2,463,986
5.103%	04/23/48		850	1,012,562
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, 144A, MTN
3.000%	03/22/24	AUD	1,000	756,014
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
6.000%	09/30/20		770	791,808
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,000	1,493,001

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes
6.250%	03/31/36		ZAR	38,700	$2,022,542
6.500%	02/28/41		ZAR	1,870	94,834
7.000%	02/28/31		ZAR	15,590	947,465
10.500%	12/21/26		ZAR	11,180	897,019
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28			630	618,691
4.875%	04/14/26			810	837,619
5.375%	07/24/44			1,840	1,852,608
Republic Of Venezuela (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24	(d)		1,350	357,750
Russian Federal Bond (Russia),
Bonds
6.900%	05/23/29		RUB	139,430	2,146,520
7.250%	05/10/34		RUB	86,290	1,344,152
7.400%	12/07/22		RUB	4,170	66,440
7.600%	07/20/22		RUB	139,450	2,234,662
7.650%	04/10/30		RUB	28,040	453,841
7.700%	03/23/33		RUB	53,980	875,827
7.750%	09/16/26		RUB	21,560	349,815
7.950%	10/07/26		RUB	21,570	353,726
8.150%	02/03/27		RUB	189,508	3,152,810
Bonds, Series 6212
7.050%	01/19/28		RUB	243,042	3,792,203
Russian Federal Bond (Russia),
Bonds
7.700%	03/16/39		RUB	27,380	444,237
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42			200	234,520
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42			1,600	1,876,160
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
4.375%	04/16/29			300	324,137
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23			2,500	2,528,125
3.625%	03/04/28			500	513,413
4.000%	04/17/25			1,100	1,170,125
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48			840	788,804
Unsec’d. Notes, 144A
6.250%	05/23/33			830	802,706
Spain Government Bond (Spain),
Bonds, 144A, EMTN
0.600%	10/31/29		EUR	1,600	1,846,345
Sr. Unsec’d. Notes, 144A
0.250%	07/30/24		EUR	800	928,541
1.400%	07/30/28		EUR	2,500	3,116,604
2.700%	10/31/48		EUR	100	149,495
2.900%	10/31/46		EUR	600	926,976

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25			600	$584,883
6.200%	05/11/27			1,000	947,515
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27			400	379,006
6.825%	07/18/26			290	288,979
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33		CHF	800	1,255,041
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			1,000	1,009,041
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23			1,840	1,676,829
4.250%	04/14/26			810	706,887
5.750%	03/22/24			1,400	1,365,395
5.750%	05/11/47			2,990	2,504,388
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21			480	500,986
9.750%	11/01/28			350	395,063
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32			2,070	2,033,154
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	06/07/32		GBP	100	175,616
4.250%	03/07/36		GBP	1,900	3,496,837
4.500%	09/07/34		GBP	500	926,048
4.750%	12/07/38		GBP	200	402,329
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/26		GBP	2,000	3,379,912
0.125%	08/10/28		GBP	1,810	2,995,284
1.250%	11/22/27		GBP	2,340	5,963,093
1.875%	11/22/22		GBP	3,180	6,581,436
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27			192	207,860
4.375%	01/23/31			270	292,140
4.975%	04/20/55			780	860,933
5.100%	06/18/50			200	224,752
9.875%	06/20/22		UYU	13,350	375,682
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22		UYU	16,300	458,698
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	(d)		3,479	982,817
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24			680	723,497

TOTAL SOVEREIGN BONDS (cost $224,964,753)					224,007,087

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Federal National Mortgage Assoc.
3.500%	TBA		48,870	$49,953,626
3.500%	TBA		10,500	10,729,146
3.500%	TBA		2,700	2,759,870
4.000%	TBA		37,100	38,332,561

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $101,498,040)				101,775,203

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		2,926	2,895,570
0.125%	04/15/21		18,929	18,753,118
0.125%	04/15/22	(h)(k)	15,821	15,696,731
0.125%	01/15/23		6,987	6,947,141
0.125%	07/15/24		22	21,476
0.125%	07/15/26		14,170	14,995,694
0.250%	01/15/25		1,914	1,916,186
0.375%	07/15/23		2,778	2,800,202
0.375%	07/15/25		12,983	14,135,848
0.375%	01/15/27		19,180	19,311,312
0.375%	07/15/27		5,576	5,627,058
0.500%	01/15/28		5,236	5,321,484
0.625%	07/15/21		249	250,848
0.625%	04/15/23		185	187,268
0.625%	01/15/24		509	517,870
0.625%	01/15/26		33,505	34,309,719
0.625%	02/15/43		600	581,542
0.750%	07/15/28		2,778	2,894,086
0.750%	02/15/42		226	226,905
0.750%	02/15/45		3,590	3,551,278
0.875%	01/15/29		8,628	9,081,866
0.875%	02/15/47		6,007	6,119,885
1.000%	02/15/46		11,804	12,366,680
1.000%	02/15/48		7,526	7,916,877
1.000%	02/15/49		6,537	6,913,794
1.250%	07/15/20		11,891	11,967,507
1.375%	02/15/44		7,518	8,531,412
1.750%	01/15/28	(k)	853	956,608
2.000%	01/15/26		19,151	21,307,032
2.125%	02/15/40		5,117	6,546,754
2.125%	02/15/41		5,038	6,489,945
2.375%	01/15/25		37,019	41,362,895
2.375%	01/15/27		2,254	2,603,913
2.500%	01/15/29	(h)(k)	8,337	10,028,542
3.375%	04/15/32		1,800	2,465,615
3.625%	04/15/28		16,482	21,153,072
3.875%	04/15/29	(k)	466	623,851
U.S. Treasury Notes
1.750%	06/30/24		1,750	1,749,248
2.125%	07/31/24		1,400	1,423,844
2.750%	02/15/24		3,600	3,759,187
2.875%	04/30/25	(h)	5,400	5,715,141

TOTAL U.S. TREASURY OBLIGATIONS (cost $333,520,211)				340,025,004

TOTAL LONG-TERM INVESTMENTS (cost $3,378,900,723)				4,096,409,848

	Shares	Value

SHORT-TERM INVESTMENTS — 17.1%
AFFILIATED MUTUAL FUNDS — 9.4%
PGIM Core Ultra Short Bond Fund(u)(vv)(w)	343,336,809	$343,336,809
PGIM Institutional Money Market Fund (cost $89,781,526; includes $89,612,904 of cash collateral for securities on loan)(b)(w)	89,758,898	89,785,826

TOTAL AFFILIATED MUTUAL FUNDS (cost $433,118,335)		433,122,635

Interest Rate	Maturity Date	Principal Amount (000)#

BANKERS ACCEPTANCES — 0.1%
Bank Nova Scotia (The)
1.751%	07/25/19	CAD	100	76,261
1.762%	07/22/19	CAD	300	228,816
Bank of Montreal
1.762%	07/22/19	CAD	100	76,272
1.772%	07/19/19	CAD	100	76,284
1.778%	07/26/19	CAD	100	76,258
1.781%	07/31/19	CAD	600	457,430
HSBC Bank Canada
1.802%	07/24/19	CAD	200	152,530
1.803%	07/25/19	CAD	100	76,261
1.803%	07/26/19	CAD	100	76,258
1.828%	07/11/19	CAD	700	534,193
Royal Bank of Canada
1.741%	07/02/19	CAD	100	76,347
1.749%	07/22/19	CAD	100	76,272
1.753%	07/25/19	CAD	100	76,261
1.753%	07/26/19	CAD	200	152,515
1.770%	07/31/19	CAD	300	228,715
Toronto-Dominion Bank (The)
1.741%	07/02/19	CAD	400	305,387
1.754%	07/22/19	CAD	100	76,272
1.764%	07/24/19	CAD	900	686,386
1.768%	07/26/19	CAD	100	76,258
1.771%	07/19/19	CAD	100	76,283

TOTAL BANKERS ACCEPTANCES (cost $3,638,799)				3,661,259

CERTIFICATE OF DEPOSIT — 0.0%
Barclays PLC
2.980%(c)	10/25/19		2,200	2,202,118

(cost $2,200,000)

FOREIGN TREASURY OBLIGATIONS — 0.1%
Argentina Treasury Bills
42.078%(s)	04/30/20	ARS	20,250	541,653
60.576%(s)	07/31/20	ARS	19,150	434,889
Brazil Letras do Tesouro Nacional
6.388%(s)	01/01/20	BRL	10,654	2,691,799

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $3,639,400)				3,668,341

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Principal Amount (000)#	Value

REPURCHASE AGREEMENT(m) — 0.1%
Bank of Nova Scotia (The), 2.520%, dated 06/28/19, due 07/01/19, in the amount of $5,501,155 (cost $5,500,000)	5,500	$5,500,000

	Shares

UNAFFILIATED MUTUAL FUNDS — 3.2%
BlackRock Liquidity Funds FedFund	39,834,244	39,834,244
BlackRock Liquidity Funds T-Fund Portfolio	44,534,520	44,534,520
Dreyfus Treasury Securities Cash Management	8,104,420	8,104,420
Goldman Sachs Government Fund	39,834,245	39,834,245
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio	14,182,364	14,182,364

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $146,489,793)		146,489,793

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 4.2%
U.S. Treasury Bills
2.122%(s)	11/07/19	(h)	49,000	48,637,859
2.172%(s)	09/19/19	(k)	8,000	7,963,064
2.314%(s)	08/29/19		2,100	2,092,772
2.323%(s)	10/10/19	(h)	23,000	22,864,814
2.339%(s)	08/22/19		1,700	1,694,846
2.367%(s)	07/18/19		17,000	16,983,533
2.383%(s)	07/18/19	(h)(k)	500	499,516
2.384%(s)	07/11/19	(k)	12,000	11,993,575
2.384%(s)	08/01/19		10,900	10,881,134
2.398%(s)	09/12/19	(h)	51,000	50,786,703
2.416%(s)	07/05/19		20,600	20,595,536

TOTAL U.S. TREASURY OBLIGATIONS (cost $194,929,209)				194,993,352

OPTIONS PURCHASED*~ — 0.0% (cost $715,420)				630,730

TOTAL SHORT-TERM INVESTMENTS (cost $790,230,956)				790,268,228

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 106.0% (cost $4,169,131,679)				4,886,678,076

	Shares

SECURITIES SOLD SHORT — (2.6)%

COMMON STOCKS — (2.5)%
Aerospace & Defense — (0.0)%
Aerovironment, Inc.*	500	(28,385)
Axon Enterprise, Inc.*	6,200	(398,102)
Bombardier, Inc. (Canada) (Class B Stock)*	99,474	(167,113)

COMMON STOCKS (continued)	Shares	Value
Aerospace & Defense (continued)
BWX Technologies, Inc.	7,900	$(411,590)
Kratos Defense & Security Solutions, Inc.*	14,900	(341,061)
Saab AB (Sweden) (Class B Stock)	1,244	(40,494)
TransDigm Group, Inc.*	1,000	(483,800)

		(1,870,545)

Air Freight & Logistics — (0.0)%
Deutsche Post AG (Germany)	1,090	(35,838)

Airlines — (0.0)%
Singapore Airlines Ltd. (Singapore)	2,400	(16,455)

Auto Components — (0.0)%
Aptiv PLC	2,800	(226,324)
Continental AG (Germany)	1,871	(272,643)
Dorman Products, Inc.*	4,800	(418,272)
Freni Brembo SpA (Italy)	8,075	(92,944)
LCI Industries	2,200	(198,000)
Motorcar Parts of America, Inc.*	2,800	(59,948)
Nokian Renkaat OYJ (Finland)	634	(19,806)
Pirelli & C SpA (Italy) 144A	9,343	(55,209)
Stoneridge, Inc.*	1,700	(53,635)
Visteon Corp.*	4,500	(263,610)

		(1,660,391)

Automobiles — (0.0)%
Ferrari NV (Italy)	6,005	(973,702)
Tesla, Inc.*	2,200	(491,612)

		(1,465,314)

Banks — (0.1)%
Atlantic Union Bankshares Corp.	1,600	(56,528)
Bank of Hawaii Corp.	2,000	(165,820)
Bank of Marin Bancorp	2,000	(82,040)
Banner Corp.	1,200	(64,980)
Columbia Banking System, Inc.	10,900	(394,362)
Commerce Bancshares, Inc.	6,700	(399,722)
Commerzbank AG (Germany)	22,255	(160,243)
Community Bank System, Inc.	2,400	(158,016)
Cullen/Frost Bankers, Inc.	5,200	(487,032)
CVB Financial Corp.	9,600	(201,888)
FinecoBank Banca Fineco SpA (Italy)	8,660	(96,621)
First Financial Bankshares, Inc.	1,400	(43,106)
Glacier Bancorp, Inc.	3,100	(125,705)
Heritage Financial Corp.	5,400	(159,516)
Independent Bank Corp.	4,100	(312,215)
LegacyTexas Financial Group, Inc.	7,100	(289,041)
Pacific Premier BanCorp, Inc.	9,000	(277,920)
Prosperity Bancshares, Inc.	3,900	(257,595)
Seacoast Banking Corp. of Florida*	7,300	(185,712)
Southside Bancshares, Inc.	5,000	(161,900)
Triumph Bancorp, Inc.*	3,600	(104,580)
United Bankshares, Inc.	4,800	(178,032)

		(4,362,574)

Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	4,952	(438,610)
MGP Ingredients, Inc.	2,300	(152,513)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Primo Water Corp.*	5,800	$(71,340)

		(662,463)

Biotechnology — (0.1)%
Alder Biopharmaceuticals, Inc.*	7,500	(88,275)
Alector, Inc.*	10,000	(190,000)
Allakos, Inc.*	2,700	(116,991)
Alnylam Pharmaceuticals, Inc.*	6,600	(478,896)
Amicus Therapeutics, Inc.*	28,600	(356,928)
ArQule, Inc.*	6,500	(71,565)
Atara Biotherapeutics, Inc.*	6,600	(132,726)
BioCryst Pharmaceuticals, Inc.*	16,000	(60,640)
BioMarin Pharmaceutical, Inc.*	6,100	(522,465)
Coherus Biosciences, Inc.*	10,200	(225,420)
Deciphera Pharmaceuticals, Inc.*	5,500	(124,025)
Dicerna Pharmaceuticals, Inc.*	9,200	(144,900)
Dynavax Technologies Corp.*	9,500	(37,905)
Galapagos NV (Belgium)*	3,772	(487,951)
Genmab A/S (Denmark)*	2,258	(415,158)
Heron Therapeutics, Inc.*	11,400	(211,926)
Intercept Pharmaceuticals, Inc.*	3,700	(294,409)
Portola Pharmaceuticals, Inc.*	10,400	(282,152)
Progenics Pharmaceuticals, Inc.*	12,200	(75,274)
Rubius Therapeutics, Inc.*	6,900	(108,537)
Sangamo Therapeutics, Inc.*	14,300	(154,011)
Sarepta Therapeutics, Inc.*	4,600	(698,970)
Vericel Corp.*	6,400	(120,896)

		(5,400,020)

Building Products — (0.1)%
AAON, Inc.	7,500	(376,350)
Assa Abloy AB (Sweden) (Class B Stock)	1,382	(31,240)
Lennox International, Inc.	1,800	(495,000)
Owens Corning	8,400	(488,880)
Simpson Manufacturing Co., Inc.	400	(26,584)
Trex Co., Inc.*	7,100	(509,070)

		(1,927,124)

Capital Markets — (0.1)%
Banca Generali SpA (Italy)	1,864	(53,628)
CME Group, Inc.	2,600	(504,686)
Cohen & Steers, Inc.	900	(46,296)
Credit Suisse Group AG (Switzerland)*	24,091	(287,949)
Deutsche Bank AG (Germany)	119,495	(918,884)
FactSet Research Systems, Inc.	2,300	(659,088)
GAM Holding AG (Switzerland)*	3,643	(16,858)
Hamilton Lane, Inc. (Class A Stock)	4,000	(228,240)
Julius Baer Group Ltd. (Switzerland)*	1,979	(87,998)
MarketAxess Holdings, Inc.	1,700	(546,414)
Moody’s Corp.	2,500	(488,275)
Partners Group Holding AG (Switzerland)	99	(77,821)
Penson Worldwide, Inc. (original cost $194,328; purchased 07/06/10-01/27/11)^(f)	32,656	—
PJT Partners, Inc. (Class A Stock)	3,500	(141,820)
S&P Global, Inc.	2,100	(478,359)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
WisdomTree Investments, Inc.	22,400	$(138,208)

		(4,674,524)

Chemicals — (0.1)%
Akzo Nobel NV (Netherlands)	587	(55,145)
Albemarle Corp.	2,200	(154,902)
BASF SE (Germany)	422	(30,733)
Chr Hansen Holding A/S (Denmark)	2,351	(220,816)
Ecolab, Inc.	2,700	(533,088)
Hexpol AB (Sweden)	10,024	(81,625)
International Flavors & Fragrances, Inc.	4,200	(609,378)
LANXESS AG (Germany)	930	(55,387)
Linde PLC (United Kingdom)	2,500	(502,000)
Livent Corp.*	2,618	(18,117)
Novozymes A/S (Denmark) (Class B Stock)	5,196	(242,261)
Nutrien Ltd. (Canada)	2,496	(133,515)
OCI NV (Netherlands)*	4,551	(124,950)
PPG Industries, Inc.	2,500	(291,775)
Quaker Chemical Corp.	2,000	(405,760)
Sensient Technologies Corp.	6,300	(462,924)
Symrise AG (Germany)	581	(56,004)
Umicore SA (Belgium)	3,211	(103,124)
Wacker Chemie AG (Germany)	638	(50,594)
Yara International ASA (Norway)	756	(36,674)

		(4,168,772)

Commercial Services & Supplies — (0.0)%
ABM Industries, Inc.	7,400	(296,000)
Bilfinger SE (Germany)	538	(17,443)
Rollins, Inc.	12,800	(459,136)
Stericycle, Inc.*	2,100	(100,275)
Team, Inc.*	4,400	(67,408)
US Ecology, Inc.	3,300	(196,482)

		(1,136,744)

Communications Equipment — (0.0)%
Lumentum Holdings, Inc.*	10,400	(555,464)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	17,468	(165,947)

		(721,411)

Construction & Engineering — (0.0)%
Argan, Inc.	2,300	(93,288)
Boskalis Westminster (Netherlands)	4,302	(99,614)
Dycom Industries, Inc.*	600	(35,322)
Granite Construction, Inc.	6,900	(332,442)
NV5 Global, Inc.*	1,800	(146,520)
SNC-Lavalin Group, Inc. (Canada)	7,275	(147,106)
WillScot Corp.*	15,000	(225,600)
WSP Global, Inc. (Canada)	336	(18,497)

		(1,098,389)

Construction Materials — (0.0)%
Buzzi Unicem SpA (Italy)	8,032	(163,045)
LafargeHolcim Ltd. (Switzerland)*	1,804	(88,189)

		(251,234)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Consumer Finance — (0.0)%
FirstCash, Inc.	700	$(70,014)
PRA Group, Inc.*	3,800	(106,932)

		(176,946)

Containers & Packaging — (0.0)%
Ball Corp.	8,800	(615,912)
BillerudKorsnas AB (Sweden)	1,939	(25,817)
CCL Industries, Inc. (Canada) (Class B Stock)	1,399	(68,607)
Graphic Packaging Holding Co.	39,900	(557,802)
Huhtamaki OYJ (Finland)	1,530	(62,955)

		(1,331,093)

Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	11,976	(87,427)

Diversified Telecommunication Services — (0.0)%
GCI Liberty, Inc. (Class A Stock)*	10,660	(655,164)
Koninklijke KPN NV (Netherlands)	206,755	(634,393)
Singapore Telecommunications Ltd. (Singapore)	70,800	(183,109)
Telecom Italia SpA (Italy)*	86,062	(46,982)
Telefonica Deutschland Holding AG (Germany)	39,845	(111,472)
United Internet AG (Germany)	7,218	(238,271)

		(1,869,391)

Electric Utilities — (0.0)%
Alliant Energy Corp.	5,100	(250,308)
American Electric Power Co., Inc.	900	(79,209)
OGE Energy Corp.	4,500	(191,520)
PG&E Corp.*	2,400	(55,008)
Pinnacle West Capital Corp.	600	(56,454)
Xcel Energy, Inc.	8,200	(487,818)

		(1,120,317)

Electrical Equipment — (0.0)%
ABB Ltd. (Switzerland)	7,509	(150,897)
OSRAM Licht AG (Germany)	12,603	(414,874)
Prysmian SpA (Italy)	16,848	(347,276)
TPI Composites, Inc.*	5,100	(126,072)
Vicor Corp.*	4,200	(130,410)

		(1,169,529)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	3,900	(374,166)
Cognex Corp.	11,400	(546,972)
FARO Technologies, Inc.*	2,600	(136,708)
Fitbit, Inc. (Class A Stock)*	33,500	(147,400)
IPG Photonics Corp.*	3,200	(493,600)
Littelfuse, Inc.	2,400	(424,584)
nLight, Inc.*	5,500	(105,600)
PAR Technology Corp.*	2,400	(67,680)
Trimble, Inc.*	11,200	(505,232)

		(2,801,942)

Energy Equipment & Services — (0.0)%
Cactus, Inc. (Class A Stock)*	2,800	(92,736)

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
Drilling Co. of 1972 A/S (The) (Denmark)*	131	$(10,174)
Dril-Quip, Inc.*	3,800	(182,400)
Nine Energy Service, Inc.*	4,400	(76,252)
RPC, Inc.	5,300	(38,213)
Saipem SpA (Italy)*	21,494	(107,221)
SBM Offshore NV (Netherlands)	5,037	(97,458)
Subsea 7 SA (United Kingdom)	3,859	(46,531)
Tenaris SA (Luxembourg)	19,959	(261,673)
US Silica Holdings, Inc.	12,100	(154,759)

		(1,067,417)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Agree Realty Corp.	4,600	(294,630)
Alexandria Real Estate Equities, Inc.	4,400	(620,796)
Americold Realty Trust	14,300	(463,606)
Community Healthcare Trust, Inc.	2,800	(110,348)
CoreSite Realty Corp.	2,300	(264,891)
CubeSmart	7,100	(237,424)
Digital Realty Trust, Inc.	4,700	(553,613)
Easterly Government Properties, Inc.	2,500	(45,275)
EastGroup Properties, Inc.	800	(92,784)
Federal Realty Investment Trust	3,800	(489,288)
Healthcare Realty Trust, Inc.	12,000	(375,840)
Invitation Homes, Inc.	12,500	(334,125)
Iron Mountain, Inc.	14,100	(441,330)
Kilroy Realty Corp.	6,300	(465,003)
National Retail Properties, Inc.	7,600	(402,876)
Realty Income Corp.	8,900	(613,833)
STORE Capital Corp.	1,900	(63,061)
Uniti Group, Inc.	3,100	(29,450)

		(5,898,173)

Food & Staples Retailing — (0.0)%
Ingles Markets, Inc. (Class A Stock)	1,000	(31,130)
Sprouts Farmers Market, Inc.*	6,000	(113,340)

		(144,470)

Food Products — (0.1)%
Calavo Growers, Inc.	300	(29,022)
Cal-Maine Foods, Inc.	6,100	(254,492)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	18	(130,840)
Farmer Brothers Co.*	2,500	(40,925)
Freshpet, Inc.*	5,100	(232,101)
Hain Celestial Group, Inc. (The)*	5,600	(122,640)
Hormel Foods Corp.	9,900	(401,346)
J&J Snack Foods Corp.	2,100	(337,995)
Limoneira Co.	2,600	(51,844)
Sanderson Farms, Inc.	3,200	(436,992)
TreeHouse Foods, Inc.*	700	(37,870)

		(2,076,067)

Gas Utilities — (0.0)%
AltaGas Ltd. (Canada)	15,640	(236,592)
Northwest Natural Holding Co.	3,900	(271,050)
South Jersey Industries, Inc.	2,600	(87,698)

		(595,340)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — (0.1)%
Axogen, Inc.*	6,000	$(118,800)
Boston Scientific Corp.*	2,600	(111,748)
China Medical Technologies, Inc. (China) ADR (original cost $78,832; purchased 01/26/11)^(f)	6,255	—
Heska Corp.*	1,200	(102,204)
ICU Medical, Inc.*	1,900	(478,629)
Insulet Corp.*	5,600	(668,528)
IntriCon Corp.*	1,300	(30,368)
iRhythm Technologies, Inc.*	3,800	(300,504)
LeMaitre Vascular, Inc.	2,700	(75,546)
Neogen Corp.*	800	(49,688)
Nevro Corp.*	5,800	(376,014)
OrthoPediatrics Corp.*	2,200	(85,800)
Penumbra, Inc.*	2,900	(464,000)
Sientra, Inc.*	7,300	(44,968)
STAAR Surgical Co.*	800	(23,504)
Surmodics, Inc.*	2,000	(86,340)
Tandem Diabetes Care, Inc.*	4,300	(277,436)
Vapotherm, Inc.*	2,600	(59,800)
ViewRay, Inc.*	14,200	(125,102)
Wright Medical Group NV*	15,200	(453,264)

		(3,932,243)

Health Care Providers & Services — (0.1)%
Addus HomeCare Corp.*	1,900	(142,405)
BioTelemetry, Inc.*	4,800	(231,120)
Covetrus, Inc.*	16,600	(406,036)
Diplomat Pharmacy, Inc.*	10,200	(62,118)
Guardant Health, Inc.*	5,800	(500,714)
Patterson Cos., Inc.	13,600	(311,440)
PetIQ, Inc.*	3,300	(108,768)
Premier, Inc. (Class A Stock)*	5,800	(226,838)
Quest Diagnostics, Inc.	5,000	(509,050)
R1 RCM, Inc.*	15,000	(188,700)
Tivity Health, Inc.*	7,000	(115,080)

		(2,802,269)

Health Care Technology — (0.0)%
Inspire Medical Systems, Inc.*	3,600	(218,340)
Medidata Solutions, Inc.*	5,400	(488,754)
Tabula Rasa HealthCare, Inc.*	3,200	(159,776)
Teladoc Health, Inc.*	9,100	(604,331)
Vocera Communications, Inc.*	4,400	(140,448)

		(1,611,649)

Hotels, Restaurants & Leisure — (0.1)%
Aramark	11,000	(396,660)
Carrols Restaurant Group, Inc.*	3,200	(28,896)
Churchill Downs, Inc.	1,600	(184,112)
Chuy’s Holdings, Inc.*	2,400	(55,008)
Del Frisco’s Restaurant Group, Inc.*	4,600	(36,616)
Domino’s Pizza, Inc.	1,600	(445,248)
Noodles & Co.*	6,500	(51,220)
Restaurant Brands International, Inc. (Canada)	193	(13,422)
Shake Shack, Inc. (Class A Stock)*	4,300	(310,460)
Six Flags Entertainment Corp.	3,200	(158,976)
Stars Group, Inc. (The) (Canada)*	3,952	(67,448)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	2,100	$(468,678)
Wingstop, Inc.	3,300	(312,675)

		(2,529,419)

Household Durables — (0.1)%
GoPro, Inc. (Class A Stock)*	16,100	(87,906)
Husqvarna AB (Sweden) (Class B Stock)	6,082	(56,886)
Installed Building Products, Inc.*	2,400	(142,128)
iRobot Corp.*	2,600	(238,264)
KB Home	12,200	(313,906)
Leggett & Platt, Inc.	10,800	(414,396)
Mohawk Industries, Inc.*	1,900	(280,193)
Roku, Inc.*	6,700	(606,886)
Sonos, Inc.*	14,500	(164,430)

		(2,304,995)

Household Products — (0.0)%
Central Garden & Pet Co.*	6,400	(172,480)
WD-40 Co.	1,900	(302,176)

		(474,656)

Independent Power & Renewable Electricity Producers — (0.0)%
Ormat Technologies, Inc.	7,400	(469,086)

Industrial Conglomerates — (0.0)%
Keppel Corp. Ltd. (Singapore)	5,800	(28,584)
Raven Industries, Inc.	5,400	(193,752)

		(222,336)

Insurance — (0.1)%
Arthur J Gallagher & Co.	7,600	(665,684)
Brown & Brown, Inc.	14,700	(492,450)
eHealth, Inc.*	3,200	(275,520)
Goosehead Insurance, Inc. (Class A Stock)	2,000	(95,600)
Principal Financial Group, Inc.	2,300	(133,216)
ProAssurance Corp.	7,900	(285,269)
Unipol Gruppo SpA (Italy)	13,841	(67,376)

		(2,015,115)

Interactive Media & Services — (0.0)%
Adevinta ASA (France) (Class A Stock)*	3,614	(40,080)
Zillow Group, Inc. (Class C Stock)*	14,600	(677,294)

		(717,374)

Internet & Direct Marketing Retail — (0.1)%
Delivery Hero SE (Germany) 144A*	5,215	(237,038)
GrubHub, Inc.*	6,500	(506,935)
Quotient Technology, Inc.*	14,100	(151,434)
Wayfair, Inc. (Class A Stock)*	3,800	(554,800)
Zalando SE (Germany) 144A*	9,528	(422,775)

		(1,872,982)

IT Services — (0.1)%
Adyen NV (Netherlands) 144A*	166	(128,238)
Carbonite, Inc.*	5,000	(130,200)
ExlService Holdings, Inc.*	5,000	(330,650)
Fiserv, Inc.*	5,300	(483,148)
Gartner, Inc.*	4,200	(675,948)
Jack Henry & Associates, Inc.	3,500	(468,720)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Limelight Networks, Inc.*	15,600	$(42,120)
LiveRamp Holdings, Inc.*	8,100	(392,688)
Okta, Inc.*	5,400	(666,954)
Square, Inc. (Class A Stock)*	8,300	(601,999)
USA Technologies, Inc.*	8,800	(65,384)
Western Union Co. (The)	12,200	(242,658)

		(4,228,707)

Leisure Products — (0.0)%
Callaway Golf Co.	4,900	(84,084)
Hasbro, Inc.	2,900	(306,472)

		(390,556)

Life Sciences Tools & Services — (0.0)%
Codexis, Inc.*	8,000	(147,440)
Fluidigm Corp.*	2,900	(35,728)
Luminex Corp.	6,600	(136,224)
NanoString Technologies, Inc.*	3,700	(112,295)
NeoGenomics, Inc.*	11,200	(245,728)
Quanterix Corp.*	3,500	(118,265)

		(795,680)

Machinery — (0.1)%
Aalberts NV (Netherlands)	447	(17,563)
Chart Industries, Inc.*	2,900	(222,952)
CNH Industrial NV (United Kingdom)	19,224	(197,170)
Deere & Co.	3,500	(579,985)
Duerr AG (Germany)	740	(25,279)
FLSmidth & Co. A/S (Denmark)	1,598	(72,304)
Fortive Corp.	6,200	(505,424)
GEA Group AG (Germany)	7,811	(222,363)
Graco, Inc.	3,800	(190,684)
Helios Technologies, Inc.	4,700	(218,127)
KION Group AG (Germany)	540	(34,063)
Lindsay Corp.	1,600	(131,536)
Metso OYJ (Finland)	1,292	(50,813)
Middleby Corp. (The)*	400	(54,280)
Nordson Corp.	1,600	(226,096)
OC Oerlikon Corp. AG (Switzerland)*	13,459	(164,488)
Proto Labs, Inc.*	400	(46,408)
RBC Bearings, Inc.*	900	(150,129)
Wabtec Corp.	6,800	(487,968)
Welbilt, Inc.*	20,700	(345,690)
Xylem, Inc.	5,900	(493,476)

		(4,436,798)

Marine — (0.0)%
AP Moller—Maersk A/S (Denmark) (Class B Stock)	330	(408,882)
Dfds A/S (Denmark)	419	(17,809)
Kirby Corp.*	5,100	(402,900)
Kuehne + Nagel International AG (Switzerland)	346	(51,406)

		(880,997)

Media — (0.1)%
Altice Europe NV (Netherlands)*	85,761	(308,479)
Axel Springer SE (Germany)	205	(14,446)
Cardlytics, Inc.*	3,400	(88,332)
EW Scripps Co. (The) (Class A Stock)	6,600	(100,914)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Broadband Corp. (Class A Stock)*	1,800	$(185,112)
Liberty Broadband Corp. (Class C Stock)*	2,500	(260,550)
New York Times Co. (The) (Class A Stock)	13,600	(443,632)
Schibsted ASA (Norway) (Class A Stock)	5,338	(147,228)
Sirius XM Holdings, Inc.	78,900	(440,262)
Telenet Group Holding NV (Belgium)	2,978	(165,795)

		(2,154,750)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd. (Canada)	2,719	(139,402)
Allegheny Technologies, Inc.*	15,500	(390,600)
Barrick Gold Corp. (Canada)	14,961	(236,145)
First Quantum Minerals Ltd. (Zambia)	30,416	(288,935)
Franco-Nevada Corp. (Canada)	908	(77,068)
Lundin Mining Corp. (Chile)	10,665	(58,718)
Norsk Hydro ASA (Norway)	17,239	(61,721)
Outokumpu OYJ (Finland)	7,667	(26,191)
Royal Gold, Inc.	500	(51,245)
thyssenkrupp AG (Germany)	37,809	(551,594)
Wheaton Precious Metals Corp. (Canada)	12,118	(293,060)

		(2,174,679)

Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
Apollo Commercial Real Estate Finance, Inc.	14,200	(261,138)
Granite Point Mortgage Trust, Inc.	8,000	(153,520)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,300	(262,074)

		(676,732)

Multiline Retail — (0.0)%
Dollar Tree, Inc.*	5,800	(622,862)
Dollarama, Inc. (Canada)	7,183	(252,698)

		(875,560)

Multi-Utilities — (0.0)%
RWE AG (Germany)	12,619	(311,062)
Sempra Energy	4,800	(659,712)
WEC Energy Group, Inc.	3,000	(250,110)

		(1,220,884)

Oil, Gas & Consumable Fuels — (0.1)%
ARC Resources Ltd. (Canada)	3,551	(17,382)
Callon Petroleum Co.*	40,500	(266,895)
Cameco Corp. (Canada)	13,647	(146,313)
Cenovus Energy, Inc. (Canada)	25,120	(221,554)
Centennial Resource Development, Inc. (Class A Stock)*	17,000	(129,030)
Cimarex Energy Co.	8,400	(498,372)
CNX Resources Corp.*	16,000	(116,960)
Concho Resources, Inc.	4,500	(464,310)
Diamondback Energy, Inc.	700	(76,279)
Enbridge, Inc. (Canada)	13,455	(485,985)
Encana Corp. (Canada)	3,368	(17,283)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	2,900	$(270,164)
Imperial Oil Ltd. (Canada)	579	(16,032)
Inter Pipeline Ltd. (Canada)	10,637	(165,458)
Keyera Corp. (Canada)	4,653	(119,740)
Koninklijke Vopak NV (Netherlands)	2,850	(131,429)
Matador Resources Co.*	17,200	(341,936)
PDC Energy, Inc.*	9,500	(342,570)
Pembina Pipeline Corp. (Canada)	5,264	(195,961)
PrairieSky Royalty Ltd. (Canada)	2,279	(32,021)
Suncor Energy, Inc. (Canada)	4,932	(153,848)
TC Energy Corp. (Canada)	6,057	(300,271)
Vermilion Energy, Inc. (Canada)	3,386	(73,561)
Whiting Petroleum Corp.*	6,400	(119,552)
Williams Cos., Inc. (The)	16,900	(473,876)
WPX Energy, Inc.*	42,400	(488,024)

		(5,664,806)

Paper & Forest Products — (0.0)%
Stora Enso OYJ (Finland) (Class R Stock)	15,232	(179,324)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	37,314	(324,873)

		(504,197)

Personal Products — (0.0)%
Beiersdorf AG (Germany)	149	(17,881)
elf Beauty, Inc.*	7,300	(102,930)

		(120,811)

Pharmaceuticals — (0.0)%
Aerie Pharmaceuticals, Inc.*	7,000	(206,850)
Dermira, Inc.*	8,000	(76,480)
Medicines Co. (The)*	10,900	(397,523)
MyoKardia, Inc.*	1,300	(65,182)
Nektar Therapeutics*	13,900	(494,562)
Orion OYJ (Finland) (Class B Stock)	2,196	(80,442)
Recordati SpA (Italy)	813	(33,894)
Theravance Biopharma, Inc.*	8,200	(133,906)
Tricida, Inc.*	1,200	(47,352)
Vifor Pharma AG (Switzerland)	1,183	(170,812)

		(1,707,003)

Professional Services — (0.1)%
Equifax, Inc.	4,000	(540,960)
IHS Markit Ltd.*	9,800	(624,456)
TransUnion	7,100	(521,921)
Verisk Analytics, Inc.	4,600	(673,716)
WageWorks, Inc.*	1,900	(96,501)

		(2,457,554)

Real Estate Management & Development — (0.0)%
CapitaLand Ltd. (Singapore)	6,000	(15,658)
City Developments Ltd. (Singapore)	1,800	(12,600)
Howard Hughes Corp. (The)*	2,500	(309,600)
Marcus & Millichap, Inc.*	1,900	(58,615)
RE/MAX Holdings, Inc. (Class A Stock)	1,300	(39,988)

		(436,461)

COMMON STOCKS (continued)	Shares	Value
Road & Rail — (0.0)%
J.B. Hunt Transport Services, Inc.	5,400	$(493,614)
Saia, Inc.*	3,800	(245,746)

		(739,360)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Energy Industries, Inc.*	5,600	(315,112)
Advanced Micro Devices, Inc.*	22,300	(677,251)
Ambarella, Inc.*	5,800	(255,954)
ams AG (Austria)*	8,394	(330,111)
ASML Holding NV (Netherlands)	1,657	(345,693)
First Solar, Inc.*	7,400	(486,032)
Infineon Technologies AG (Germany)	16,960	(299,308)
Marvell Technology Group Ltd.	26,000	(620,620)
Microchip Technology, Inc.	6,800	(589,560)
Monolithic Power Systems, Inc.	600	(81,468)
STMicroelectronics NV (Switzerland)	27,572	(489,347)
Veeco Instruments, Inc.*	6,800	(83,096)

		(4,573,552)

Software — (0.2)%
2U, Inc.*	5,200	(195,728)
8x8, Inc.*	14,400	(347,040)
Alteryx, Inc. (Class A Stock)*	4,500	(491,040)
Anaplan, Inc.*	9,900	(499,653)
Appfolio, Inc. (Class A Stock)*	2,300	(235,221)
Avalara, Inc.*	7,800	(563,160)
Blackbaud, Inc.	2,300	(192,050)
BlackBerry Ltd. (Canada)*	7,940	(59,176)
Coupa Software, Inc.*	4,800	(607,728)
DocuSign, Inc.*	9,000	(447,390)
Domo, Inc. (Class B Stock)*	3,400	(92,888)
Everbridge, Inc.*	4,600	(411,332)
Guidewire Software, Inc.*	4,800	(486,624)
Instructure, Inc.*	5,100	(216,750)
Pegasystems, Inc.	7,300	(519,833)
Pluralsight, Inc. (Class A Stock)*	14,000	(424,480)
PROS Holdings, Inc.*	5,800	(366,908)
Q2 Holdings, Inc.*	6,300	(481,068)
ShotSpotter, Inc.*	1,500	(66,300)
Varonis Systems, Inc.*	4,400	(272,536)
Workday, Inc. (Class A Stock)*	3,200	(657,856)
Zendesk, Inc.*	6,800	(605,404)

		(8,240,165)

Specialty Retail — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	5,900	(94,636)
At Home Group, Inc.*	9,500	(63,270)
Burlington Stores, Inc.*	900	(153,135)
Carvana Co.*	7,200	(450,648)
CECONOMY AG (Germany)*	17,641	(108,335)
Children’s Place, Inc. (The)	2,200	(209,836)
Dufry AG (Switzerland)*	753	(63,712)
Fielmann AG (Germany)	948	(68,858)
Floor & Decor Holdings, Inc. (Class A Stock)*	13,800	(578,220)
Lumber Liquidators Holdings, Inc.*	4,500	(51,975)
National Vision Holdings, Inc.*	11,400	(350,322)
Tiffany & Co.	5,200	(486,928)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Tile Shop Holdings, Inc.	7,600	$(30,400)

		(2,710,275)

Technology Hardware, Storage & Peripherals — (0.0)%
3D Systems Corp.*	17,000	(154,700)
Immersion Corp.*	4,700	(35,767)
Pure Storage, Inc. (Class A Stock)*	29,500	(450,465)

		(640,932)

Textiles, Apparel & Luxury Goods — (0.0)%
Cie Financiere Richemont SA (Switzerland)	1,377	(116,743)
HUGO BOSS AG (Germany)	212	(14,095)
Oxford Industries, Inc.	600	(45,480)
Swatch Group AG (The) (Switzerland)	383	(109,512)

		(285,830)

Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc.*	1,500	(630,045)
Mr. Cooper Group, Inc.*	13,100	(104,931)
Northwest Bancshares, Inc.	14,900	(262,389)
Oritani Financial Corp.	6,300	(111,762)

		(1,109,127)

Tobacco — (0.0)%
Swedish Match AB (Sweden)	911	(38,450)

Trading Companies & Distributors — (0.1)%
Air Lease Corp.	12,000	(496,080)
Fastenal Co.	14,700	(479,073)
Finning International, Inc. (Canada)	3,247	(59,185)
NOW, Inc.*	15,100	(222,876)
SiteOne Landscape Supply, Inc.*	6,400	(443,520)
Watsco, Inc.	1,800	(294,354)

		(1,995,088)

Transportation Infrastructure — (0.0)%
Atlantia SpA (Italy)	5,643	(147,127)
Fraport AG Frankfurt Airport Services Worldwide (Germany)	194	(16,705)

		(163,832)

Water Utilities — (0.0)%
Aqua America, Inc.	11,600	(479,892)

Wireless Telecommunication Services — (0.0)%
1&1 Drillisch AG (Germany)	1,414	(47,274)
Boingo Wireless, Inc.*	6,600	(118,602)
Millicom International Cellular SA (Colombia)	1,909	(107,460)

		(273,336)

TOTAL COMMON STOCKS (proceeds received $108,728,057)		(116,718,048)

PREFERRED STOCKS — (0.0)%
Chemicals — (0.0)%
FUCHS PETROLUB SE (Germany)	453	(17,818)

Health Care Equipment & Supplies — (0.0)%
Sartorius AG (Germany)	314	(64,448)

TOTAL PREFERRED STOCKS (proceeds received $54,941)		(82,266)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BOND — (0.1)%
Canadian Government Bond (Canada),
2.750%	12/01/48	CAD	3,900	$(3,716,131)

(proceeds received $3,351,168)
TOTAL SECURITIES SOLD SHORT (proceeds received $112,134,166)				(120,516,445)

OPTIONS WRITTEN*~ — (0.0)% (premiums received $1,668,277)				(1,234,658)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.4% (cost $4,055,329,236)				4,764,926,973
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.4)%				(154,922,023)

NET ASSETS — 100.0%				$4,610,004,950

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $148,127 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,831,260; cash collateral of $89,612,904 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(m)	Repurchase agreement is collateralized by a U.S. Treasury Security (coupon rate 2.000%, maturity date 12/31/2021) with the aggregate value, including accrued interest, of $5,590,916.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,449,850. The aggregate value of $149,275 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(vv)	Includes an amount of $3,153,027 segregated as collateral for OTC derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $10,776,703)	3.000%	TBA	08/13/19	(10,700)	$(10,782,549)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	08/23/19	$128.25	96		96	$—
5 Year U.S. Treasury Notes Futures	Call	08/23/19	$128.50	5		5	—
10 Year Euro-Bund Futures	Call	07/26/19	178.00	4	EUR	4	91
10 Year Euro-Bund Futures	Call	08/23/19	180.50	92	EUR	92	3,138
10 Year Euro-Bund Futures	Call	08/23/19	181.00	179	EUR	179	4,071
10 Year Euro-Bund Futures	Call	08/23/19	181.50	199	EUR	199	4,526
10 Year Euro-Bund Futures	Call	08/23/19	182.00	40	EUR	40	910
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$127.75	22		22	16,500
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$128.00	22		22	13,406
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$133.00	1,184		1,184	18,500
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$134.50	44		44	—
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$135.50	41		41	—
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$136.00	330		330	10,313
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$136.50	142		142	2,219
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$145.50	89		89	—
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$147.00	13		13	—
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$155.50	3		3	3,797
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$193.00	45		45	—
Euro Futures	Call	07/05/19	1.13	18		2,250	55,575
Euro Futures	Call	07/05/19	1.13	3		375	5,625
Euro Schatz	Call	08/23/19	113.80	579	EUR	579	3,292
Euro Schatz	Call	08/23/19	114.00	128	EUR	128	728
Euro-Bobl	Call	08/23/19	139.25	60	EUR	60	341
Euro-BTP	Call	08/23/19	153.00	55	EUR	55	625
Euro-OAT	Call	07/26/19	170.00	66	EUR	66	750
Euro-OAT	Call	08/23/19	178.00	60	EUR	60	682
2 Year U.S. Treasury Notes Futures	Put	07/26/19	$105.50	224		448	—
2 Year U.S. Treasury Notes Futures	Put	07/26/19	$106.13	19		38	—
2 Year U.S. Treasury Notes Futures	Put	08/23/19	$104.13	44		44	—
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$113.00	47		47	367
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$113.25	971		971	7,586
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$106.25	28		28	—
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$106.75	24		24	—
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$108.00	23		23	—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$108.75	17		17	$—
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$110.75	76		76	594
10 Year Euro-Bund Futures	Put	08/23/19	155.00	117	EUR	117	1,330
10 Year Euro-Bund Futures	Put	08/23/19	159.00	86	EUR	86	978
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$121.00	14		14	—
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$128.00	27		27	17,297
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$110.00	27		27	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$111.50	8		8	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$112.00	92		92	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$112.50	3		3	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$114.00	2		2	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$114.50	2		2	—
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$115.00	5		5	—
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$129.00	118		118	—
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$130.00	40		40	—
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$135.00	42		42	—
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$135.50	42		42	—
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$139.00	28		28	438
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$141.00	258		258	4,031
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$142.00	512		512	8,000
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$155.50	11		11	12,891
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$134.00	314		314	—
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$134.00	28		28	875
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$135.00	25		25	781
30 Year U.S. Ultra Treasury Bonds	Put	08/23/19	$112.00	20		20	—
Euro Dollar Futures	Put	07/12/19	$97.50	65		163	406
Euro Dollar Futures	Put	12/16/19	$97.13	54		135	338
Euro-BTP	Put	07/26/19	122.00	22	EUR	22	500

Total Exchange Traded (cost $244,048)							$201,501

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs CNH	Call	HSBC Bank USA, N.A.	09/13/19	0.94	—	AUD	1,500	$3,299
Currency Option USD vs BRL	Call	Barclays Bank PLC	07/16/19	3.65	—		1,300	787
Currency Option USD vs EUR	Call	JPMorgan Chase Bank, N.A.	10/21/19	1.15	—		1,500	17,532
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—	INR	2,900	224
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—	INR	600	46
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	10/21/19	1.15	—	EUR	2,200	35,128
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	08/14/19	3.98	—		1,380	57,556
Currency Option USD vs COP	Put	Citibank, N.A.	08/30/19	3,050.00	—		720	1,060
Currency Option USD vs EUR	Put	BNP Paribas S.A.	07/24/19	1.13	—		1,800	23,104
Currency Option USD vs EUR	Put	Barclays Bank PLC	07/24/19	1.13	—		870	11,167
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	07/12/19	14,000.00	—		1,300	1,901
Currency Option USD vs INR	Put	Barclays Bank PLC	07/11/19	71.00	—		1,275	35,758
Currency Option USD vs INR	Put	BNP Paribas S.A.	07/29/19	71.33	—		1,310	40,745
Currency Option USD vs INR	Put	Barclays Bank PLC	09/05/19	71.50	—		1,440	43,228
Currency Option USD vs INR	Put	JPMorgan Chase Bank, N.A.	09/23/19	69.20	—		2,200	15,958
Currency Option USD vs INR	Put	Goldman Sachs Bank USA	09/25/19	69.42	—		2,150	18,648
Currency Option USD vs INR	Put	Citibank, N.A.	05/13/20	62.50	—		7,500	2,409

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Barclays Bank PLC	07/25/19	19.40	—	1,370	$19,627
Currency Option USD vs MXN	Put	BNP Paribas S.A.	08/14/19	19.10	—	2,750	22,940
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	09/25/19	19.15	—	2,160	26,135
Currency Option USD vs RUB	Put	Citibank, N.A.	07/25/19	65.51	—	1,420	49,582

Total OTC Traded (cost $467,012)							$426,834

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#		Value
2- Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.15)%	6 Month JPY LIBOR(S)	(.0147	)%(S)	JPY	167,000	$1,839
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	07/17/19	1.18%	CDX.NA.IG.32.V1(Q)	1.00	%(Q)		12,500	556

Total OTC Swaptions (cost $4,360)										$2,395

Total Options Purchased (cost $715,420)										$630,730

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	07/26/19	$118.00	62		62	$(30,031)
5 Year U.S. Treasury Notes Futures	Call	07/26/19	$118.25	33		33	(12,117)
5 Year U.S. Treasury Notes Futures	Call	07/26/19	$118.50	33		33	(8,766)
5 Year U.S. Treasury Notes Futures	Call	07/26/19	$118.75	38		38	(7,125)
5 Year U.S. Treasury Notes Futures	Call	08/23/19	$119.00	26		26	(6,703)
10 Year Euro-Bund Futures	Call	07/26/19	169.50	20	EUR	20	(75,276)
10 Year Euro-Bund Futures	Call	07/26/19	170.00	19	EUR	19	(61,574)
10 Year Euro-Bund Futures	Call	07/26/19	171.50	11	EUR	11	(20,013)
10 Year Euro-Bund Futures	Call	07/26/19	172.50	11	EUR	11	(11,883)
10 Year Euro-Bund Futures	Call	08/23/19	172.50	6	EUR	6	(8,528)
10 Year Euro-Bund Futures	Call	08/23/19	173.00	6	EUR	6	(6,823)
10 Year U.S. Treasury Notes Futures	Call	07/05/19	$128.25	30		30	(7,969)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$127.00	15		15	(18,281)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$127.50	1		1	(891)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$128.50	8		8	(3,250)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$128.75	16		16	(5,250)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$129.00	26		26	(6,906)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$129.00	17		17	(4,516)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$129.00	65		65	(17,266)
10 Year U.S. Treasury Notes Futures	Call	07/26/19	$129.50	10		10	(1,562)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$126.00	26		26	(56,875)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$127.00	20		20	(28,437)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$127.50	22		22	(24,750)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$129.00	73		73	(35,359)
10 Year U.S. Treasury Notes Futures	Call	08/23/19	$131.00	27		27	(4,219)
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$154.00	16		16	(34,500)
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$155.00	5		5	(7,656)
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$156.00	34		34	(35,062)
20 Year U.S. Treasury Bonds Futures	Call	07/26/19	$158.00	5		5	(2,031)
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$153.00	7		7	(23,297)
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$155.00	16		16	(32,750)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$156.00	16		16	$(25,250)
20 Year U.S. Treasury Bonds Futures	Call	08/23/19	$158.00	65		65	(57,891)
Australian Dollar Currency	Call	07/05/19	70.00	13		13	(7,020)
Euro Futures	Call	07/05/19	1.14	1		125	(825)
Euro Futures	Call	08/09/19	1.15	5		625	(4,125)
Euro-Bobl	Call	08/23/19	134.50	46	EUR	46	(18,830)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$117.00	98		98	(6,125)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$117.25	80		80	(7,500)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$117.50	31		31	(4,602)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$117.75	16		16	(3,625)
5 Year U.S. Treasury Notes Futures	Put	07/26/19	$118.00	16		16	(5,250)
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$116.00	43		43	(2,352)
5 Year U.S. Treasury Notes Futures	Put	08/23/19	$117.25	86		86	(17,469)
10 Year Euro-Bund Futures	Put	07/26/19	169.50	5	EUR	5	(398)
10 Year Euro-Bund Futures	Put	07/26/19	169.50	20	EUR	20	(1,592)
10 Year Euro-Bund Futures	Put	07/26/19	170.00	19	EUR	19	(2,377)
10 Year Euro-Bund Futures	Put	07/26/19	170.50	32	EUR	32	(6,186)
10 Year Euro-Bund Futures	Put	07/26/19	171.00	16	EUR	16	(4,548)
10 Year Euro-Bund Futures	Put	07/26/19	171.50	5	EUR	5	(2,047)
10 Year Euro-Bund Futures	Put	07/26/19	172.00	5	EUR	5	(2,900)
10 Year Euro-Bund Futures	Put	08/23/19	170.00	52	EUR	52	(17,147)
10 Year Euro-Bund Futures	Put	08/23/19	170.50	59	EUR	59	(25,494)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$125.00	11		11	(344)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$125.50	26		26	(1,219)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.00	39		39	(3,047)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$126.50	35		35	(4,922)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$127.00	46		46	(11,500)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$127.25	11		11	(3,609)
10 Year U.S. Treasury Notes Futures	Put	07/26/19	$127.50	26		26	(10,969)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$123.50	34		34	(2,125)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$124.00	26		26	(1,625)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$125.00	52		52	(5,687)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$125.50	12		12	(1,687)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$126.00	59		59	(12,906)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$126.50	88		88	(27,500)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$127.00	156		156	(70,687)
10 Year U.S. Treasury Notes Futures	Put	08/23/19	$127.50	16		16	(10,500)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$150.00	5		5	(391)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$152.00	44		44	(8,250)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$153.00	27		27	(8,859)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$154.00	13		13	(7,312)
20 Year U.S. Treasury Bonds Futures	Put	07/26/19	$155.00	8		8	(7,500)
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$150.00	17		17	(4,516)
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$151.00	24		24	(8,625)
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$152.00	48		48	(24,000)
20 Year U.S. Treasury Bonds Futures	Put	08/23/19	$153.00	8		8	(5,875)
Euro Dollar Futures	Put	07/12/19	$98.00	65		163	(8,125)
Euro Dollar Futures	Put	12/16/19	$97.88	54		135	(10,800)
Euro Schatz	Put	08/23/19	112.13	141		EUR 141	(5,612)

Total Exchange Traded (premiums received $1,218,391)							$(1,091,411)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	JPMorgan Chase Bank, N.A.	10/21/19	1.22	—	EUR	2,200	$(2,710)
Currency Option USD vs BRL	Call	Barclays Bank PLC	07/16/19	3.95	—		1,300	(4,841)
Currency Option USD vs BRL	Call	Goldman Sachs Bank USA	08/14/19	4.17	—		1,380	(3,592)
Currency Option USD vs COP	Call	Citibank, N.A.	08/30/19	3,250.00	—		720	(9,399)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	07/12/19	15.20	—		1,300	(6)
Currency Option USD vs INR	Call	Barclays Bank PLC	07/11/19	75.00	—		1,275	—
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/23/19	71.50	—		2,200	(7,732)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	04/22/24	4.00%	—		800	—
Inflation on the Eurostat Eurozone HICP	Call	Citibank, N.A.	04/07/20	0.00%	—		2,500	—
2- Year 10 CMS Curve Floor	Put	Morgan Stanley Capital Services LLC	01/02/20	0.00%	—		18,900	(2,160)
Currency Option AUD vs CAD	Put	HSBC Bank USA, N.A.	09/13/19	0.91	—	AUD	1,500	(5,507)
Currency Option USD vs CNH	Put	HSBC Bank USA, N.A.	07/22/19	6.80	—		1,020	(2,414)
Currency Option USD vs CNH	Put	HSBC Bank USA, N.A.	07/22/19	6.95	—		1,020	(3,039)
Currency Option USD vs COP	Put	Goldman Sachs International	08/29/19	3,165.00	—		690	(5,444)
Currency Option USD vs COP	Put	Citibank, N.A.	08/30/19	2,950.00	—		720	(209)
Currency Option USD vs EUR	Put	JPMorgan Chase Bank, N.A.	10/21/19	1.22	—		1,500	(1,783)
Currency Option USD vs INR	Put	Barclays Bank PLC	07/11/19	69.00	—		1,275	(4,790)
Currency Option USD vs INR	Put	BNP Paribas S.A.	07/29/19	69.52	—		2,620	(23,321)
Currency Option USD vs MXN	Put	Barclays Bank PLC	07/25/19	18.81	—		2,740	(6,423)
Currency Option USD vs MXN	Put	BNP Paribas S.A.	08/14/19	18.75	—		5,500	(18,598)
Currency Option USD vs RUB	Put	Citibank, N.A.	07/25/19	63.50	—		2,840	(26,843)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/18/19	14.20	—		520	(8,297)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	04/22/24	4.00%	—		200	—
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Put	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	500	(824)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	03/24/20	0.00%	—		1,900	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%	—		1,000	(502)

Total OTC Traded (premiums received $425,164)								$(138,434)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.05)%	(0.47	)%(S)	6 Month JPY LIBOR(S)	JPY	334,000	$(1,493)
CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		600	—
CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		900	(1)
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	07/17/19	0.85%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		900	(73)
CDX.NA.IG.32.V1, 06/20/24	Put	Morgan Stanley Capital Services LLC	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		500	(92)
CDX.NA.IG.32.V1, 06/20/24	Put	Morgan Stanley Capital Services LLC	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		600	(111)
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		500	(92)
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		700	(129)
CDX.NA.IG.32.V1, 06/20/24	Put	Credit Suisse International	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		700	(129)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#		Value
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs International	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		700	$(129)
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs International	08/21/19	0.90%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		1,400	(258)
CDX.NA.IG.32.V1, 06/20/24	Put	Citibank, N.A.	08/21/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		700	(106)
CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	08/21/19	1.00%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		700	(89)
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs International	09/18/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		200	(60)
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs International	09/18/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		1,000	(301)
CDX.NA.IG.32.V1, 06/20/24	Put	Deutsche Bank AG	09/18/19	0.95%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		600	(181)
CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	09/18/19	1.00%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		1,100	(277)
CDX.NA.IG.32.V1, 06/20/24	Put	Deutsche Bank AG	09/18/19	1.00%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		700	(176)
CDX.NA.IG.32.V1, 06/20/24	Put	Credit Suisse International	09/18/19	1.05%	1.00	%(Q)	CDX.NA.IG.32.V1(Q)		300	(64)
iTraxx.30.V2, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00	%(Q)	iTraxx.30.V2(Q)	EUR	600	—
iTraxx.31.V2, 06/20/24	Put	Barclays Bank PLC	09/18/19	0.95%	1.00	%(Q)	iTraxx.31.V2(Q)	EUR	1,800	(613)
iTraxx.31.V2, 06/20/24	Put	Goldman Sachs International	09/18/19	1.00%	1.00	%(Q)	iTraxx.31.V2(Q)	EUR	800	(235)
iTraxx.31.V2, 06/20/24	Put	JPMorgan Chase Bank, N.A.	09/18/19	1.05%	1.00	%(Q)	iTraxx.31.V2(Q)	EUR	400	(102)
iTraxx.31.V2, 06/20/24	Put	Citibank, N.A.	09/18/19	1.05%	1.00	%(Q)	iTraxx.31.V2(Q)	EUR	400	(102)
iTraxx.31.V2, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00	%(Q)	iTraxx.31.V2(Q)	EUR	300	—

Total OTC Swaptions (premiums received $24,722)										$(4,813)

Total Options Written (premiums received $1,668,277)										$(1,234,658)

Financial Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
401	90 Day Euro	Sep. 2019	$98,239,987	$399,500
627	90 Day Euro	Dec. 2019	153,756,075	1,397,532
10	90 Day Euro	Mar. 2020	2,457,250	14,975
95	90 Day Euro	Jun. 2020	23,365,250	153,975
60	90 Day Euro	Mar. 2021	14,770,500	130,625
266	90 Day Sterling	Sep. 2019	41,894,502	155,077
393	2 Year U.S. Treasury Notes	Sep. 2019	84,565,617	531,401
224	3 Year Australian Treasury Bonds	Sep. 2019	49,875,553	24,618
901	5 Year U.S.Treasury Notes	Sep. 2019	106,458,781	1,176,368
50	5 Year Euro-Bobl	Sep. 2019	7,643,587	49,259
324	10 Year Australian Treasury Bonds	Sep. 2019	257,534,269	259,825
30	10 Year Canadian Government Bonds	Sep. 2019	3,274,331	54,622
440	10 Year Euro-Bund	Sep. 2019	86,425,981	914,927
35	10 Year Japanese Bond	Sep. 2019	49,944,349	122,958
348	10 Year U.S. Treasury Notes	Sep. 2019	44,533,125	422,788
25	10 Year U.S. Ultra Treasury Notes	Sep. 2019	3,453,125	77,987
1,226	20 Year U.S. Treasury Bonds	Sep. 2019	190,757,937	5,662,792
7	30 Year Euro Buxl	Sep. 2019	1,615,023	44,665
22	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	3,906,375	74,812

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (continued):
4	Amsterdam Index	Jul. 2019	$510,267	$4,451
96	ASX SPI 200 Index	Sep. 2019	11,051,390	94,198
15	Australian Dollar Currency	Sep. 2019	1,055,400	9,600
24	British Pound Currency	Sep. 2019	1,912,350	(4,200)
5	Canadian Dollar Currency	Sep. 2019	382,775	3,576
8	DAX Index	Sep. 2019	2,817,280	66,691
284	Euro STOXX 50 Index	Sep. 2019	11,192,977	243,373
87	Euro-BTP Italian Government Bond	Sep. 2019	13,285,992	521,815
104	FTSE 100 Index	Sep. 2019	9,732,624	79,610
6	Hang Seng Index	Jul. 2019	1,094,704	11,666
105	IBEX 35 Index	Jul. 2019	10,952,151	46,024
5	Japanese Yen Currency	Sep. 2019	583,188	2,930
148	Mexican Peso	Sep. 2019	3,808,040	14,155
403	Mini MSCI EAFE Index	Sep. 2019	38,754,495	620,272
8	Mini MSCI Emerging Markets Index	Sep. 2019	421,360	15,845
138	Russell 2000 E-Mini Index	Sep. 2019	10,812,990	188,568
153	Russian Ruble Currency	Sep. 2019	5,989,950	138,662
23	S&P 500 E-Mini Index	Sep. 2019	3,385,830	59,854
106	S&P 500 Stock Index	Sep. 2019	78,021,300	1,263,412
62	S&P Mid Cap 400 E-Mini Index	Sep. 2019	12,090,000	243,698
1	S&P/TSX 60 Index	Sep. 2019	149,318	287
19	Short Euro-BTP	Sep. 2019	2,408,947	22,412
68	TOPIX Index	Sep. 2019	9,782,313	(22,187)
6	Yen Denominated Nikkei 225 Index	Sep. 2019	592,821	6,817

				15,300,235

Short Positions:
44	30 Day Federal Funds	Jul. 2019	17,901,182	—
20	30 Day Federal Funds	Aug. 2019	8,163,570	(3,563)
57	30 Day Federal Funds	Jan. 2020	23,358,806	(103,425)
27	90 Day Euro	Sep. 2019	6,599,475	(4,900)
213	90 Day Euro	Jun. 2021	52,419,300	(227,188)
266	90 Day Sterling	Sep. 2020	41,911,392	(281,850)
25	2 Year U.S. Treasury Notes	Sep. 2019	5,379,492	(33,727)
13	3 Year Australian Treasury Bonds	Sep. 2019	2,894,563	(2,337)
124	5 Year U.S. Treasury Notes	Sep. 2019	14,651,375	(215,326)
14	5 Year Euro-Bobl	Sep. 2019	2,140,204	(1,910)
7	10 Year Australian Treasury Bonds	Sep. 2019	5,564,012	(8,458)
541	10 Year Euro-Bund	Sep. 2019	106,264,672	(1,510,094)
9	10 Year Japanese Bond	Sep. 2019	12,842,833	(26,712)
279	10 Year U.K. Gilt	Sep. 2019	46,167,532	(223,859)
1,129	10 Year U.S. Treasury Notes	Sep. 2019	144,476,719	(2,477,692)
1	10 Year U.S. Ultra Treasury Notes	Sep. 2019	138,125	31
52	20 Year U.S. Treasury Bonds	Sep. 2019	8,090,875	(301,906)
77	30 Year Euro Buxl	Sep. 2019	17,765,257	(405,035)
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,242,937	(228)
25	CAC40 10 Euro	Jul. 2019	1,572,894	(16,317)
20	DAX Index	Sep. 2019	7,043,198	(151,003)
9	Euro Currency	Sep. 2019	1,287,731	(11,875)
707	Euro Schatz Index	Sep. 2019	90,269,260	(95,079)
2	Euro-BONO Spanish Government Bonds	Sep. 2019	357,482	(7,740)
66	Euro-BTP Italian Government Bond	Sep. 2019	10,079,028	(391,515)
239	Euro-OAT	Sep. 2019	44,806,216	(847,765)
6	FTSE/MIB Index	Sep. 2019	721,695	(3,787)
27	Hang Seng China Enterprises Index	Jul. 2019	1,872,480	252
3	Hang Seng Index	Jul. 2019	547,352	(730)
16	OMXS30 Index	Jul. 2019	279,255	(4,221)
263	S&P 500 E-Mini Index	Sep. 2019	38,716,230	(619,276)
48	TOPIX Index	Sep. 2019	6,905,162	2,821

				(7,974,414)

				$7,325,821

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Commodity Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
79	Brent Crude	Sep. 2019	$5,114,460	$88,136
23	Brent Crude	Dec. 2019	1,467,400	(117,668)
11	Brent Crude	Mar. 2020	694,760	(41,115)
36	Coffee ’C’	Sep. 2019	1,477,575	112,329
8	Coffee ’C’	Dec. 2019	339,150	19,969
49	Copper	Sep. 2019	3,324,037	72,088
14	Copper	Mar. 2020	954,100	22,167
171	Corn	Sep. 2019	3,631,612	(65,917)
20	Cotton No. 2	Dec. 2019	660,800	3,075
14	Gasoline RBOB	Sep. 2019	1,090,211	103,656
9	Gasoline RBOB	Oct. 2019	641,844	25,059
51	Gold 100 OZ	Aug. 2019	7,209,870	616,610
6	Gold 100 OZ	Apr. 2020	860,400	41,930
31	Hard Red Winter Wheat	Sep. 2019	715,325	(13,250)
20	Lean Hogs	Aug. 2019	608,000	(56,610)
6	Lean Hogs	Feb. 2020	183,000	(18,235)
22	Live Cattle	Aug. 2019	918,280	(30,006)
4	Live Cattle	Feb. 2020	182,600	(1,670)
22	LME Copper	Sep. 2019	3,297,800	(61,272)
22	LME Nickel	Jul. 2019	1,668,480	(65,607)
42	LME Nickel	Sep. 2019	3,201,660	166,785
6	LME Nickel	Dec. 2019	458,748	(4,793)
41	LME PRI Aluminum	Jul. 2019	1,826,806	(95,374)
62	LME PRI Aluminum	Sep. 2019	2,790,387	(37,131)
16	LME PRI Aluminum	Dec. 2019	729,800	(38,475)
12	LME PRI Aluminum	Mar. 2020	554,700	4,213
34	LME Zinc	Jul. 2019	2,163,250	(287,120)
56	LME Zinc	Sep. 2019	3,501,400	(29,345)
19	Low Sulphur Gas Oil	Aug. 2019	1,135,250	92,150
26	Low Sulphur Gas Oil	Sep. 2019	1,561,300	96,275
38	Natural Gas	Aug. 2019	877,040	(5,320)
91	Natural Gas	Sep. 2019	2,076,620	(49,800)
48	Natural Gas	Oct. 2019	1,109,280	(284,306)
23	Natural Gas	Dec. 2019	596,850	(81,756)
61	No. 2 Soft Red Winter Wheat	Sep. 2019	1,608,112	18,275
8	No. 2 Soft Red Winter Wheat	Dec. 2019	215,400	4,092
12	NY Harbor ULSD	Aug. 2019	977,458	56,351
14	NY Harbor ULSD	Sep. 2019	1,144,954	72,484
2	NY Harbor ULSD	Dec. 2019	164,766	5,792
23	Silver	Sep. 2019	1,764,215	44,200
13	Silver	Mar. 2020	1,010,815	26,735
72	Soybean	Nov. 2019	3,322,800	105,587
56	Soybean Meal	Dec. 2019	1,808,240	(3,530)
72	Soybean Oil	Dec. 2019	1,245,456	(5,838)
23	Soybean Oil	Mar. 2020	405,030	9,809
100	Sugar #11 (World)	Oct. 2019	1,413,440	(21,929)
27	Sugar #11 (World)	Mar. 2020	409,752	11,713
51	WTI Crude	Aug. 2019	2,981,970	352,710
46	WTI Crude	Sep. 2019	2,691,920	245,850
21	WTI Crude	Dec. 2019	1,217,580	(89,240)
21	WTI Crude	Mar. 2020	1,199,520	(61,760)

				850,973

Short Positions:
22	LME Nickel	Jul. 2019	1,668,480	(125,244)
10	LME Nickel	Sep. 2019	762,300	(21,888)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Commodity Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Short Positions (continued):
1	LME Nickel	Dec. 2019	$76,458	$(6,018)
41	LME PRI Aluminum	Jul. 2019	1,826,806	(19,494)
16	LME PRI Aluminum	Dec. 2019	729,800	(137)
34	LME Zinc	Jul. 2019	2,163,250	(4,775)
9	LME Zinc	Sep. 2019	562,725	26,205

				(151,351)

				$699,622

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/17/19	Citibank, N.A.	ARS	10,010	$224,641	$228,523	$3,882	$—
Expiring 07/17/19	Citibank, N.A.	ARS	8,375	189,353	191,199	1,846	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	ARS	19,606	395,043	447,595	52,552	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	ARS	14,850	299,214	339,018	39,804	—
Expiring 07/18/19	BNP Paribas S.A.	ARS	12,404	285,666	282,719	—	(2,947)
Expiring 07/18/19	BNP Paribas S.A.	ARS	4,887	98,827	111,391	12,564	—
Expiring 07/18/19	Goldman Sachs International	ARS	55,377	1,207,266	1,262,229	54,963	—
Expiring 07/18/19	Goldman Sachs International	ARS	22,378	479,197	510,079	30,882	—
Expiring 07/19/19	BNP Paribas S.A.	ARS	2,141	43,000	48,732	5,732	—
Expiring 07/19/19	HSBC Bank PLC	ARS	297	6,000	6,759	759	—
Expiring 07/22/19	Goldman Sachs Bank USA	ARS	8,430	185,499	190,934	5,435	—
Expiring 07/22/19	Goldman Sachs Bank USA	ARS	7,750	170,536	175,533	4,997	—
Expiring 07/24/19	Citibank, N.A.	ARS	18,472	405,218	417,063	11,845	—
Expiring 07/29/19	JPMorgan Chase Bank, N.A.	ARS	2,690	60,970	60,267	—	(703)
Expiring 07/31/19	Citibank, N.A.	ARS	11,010	248,253	245,955	—	(2,298)
Expiring 07/31/19	Citibank, N.A.	ARS	4,364	97,760	97,489	—	(271)
Expiring 07/31/19	HSBC Bank PLC	ARS	1,512	30,000	33,777	3,777	—
Expiring 08/08/19	BNP Paribas S.A.	ARS	7,472	167,420	165,001	—	(2,419)
Expiring 08/08/19	BNP Paribas S.A.	ARS	1,251	28,033	27,628	—	(405)
Expiring 09/13/19	Citibank, N.A.	ARS	30,900	642,412	647,135	4,723	—
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	ARS	13,549	247,603	267,253	19,650	—
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	ARS	13,278	241,822	261,919	20,097	—
Expiring 11/04/19	BNP Paribas S.A.	ARS	20,075	347,011	390,640	43,629	—
Australian Dollar,
Expiring 07/02/19	Bank of America, N.A.	AUD	3,228	2,254,269	2,266,546	12,277	—
Expiring 07/02/19	Citibank, N.A.	AUD	4,389	3,069,848	3,081,744	11,896	—
Expiring 07/03/19	BNP Paribas S.A.	AUD	1,172	816,402	822,951	6,549	—
Expiring 07/03/19	Citibank, N.A.	AUD	550	383,090	386,197	3,107	—
Expiring 07/03/19	Citibank, N.A.	AUD	318	220,571	223,293	2,722	—
Expiring 09/12/19	Goldman Sachs International	AUD	387	266,413	272,102	5,689	—
Expiring 09/18/19	Citibank, N.A.	AUD	467	323,066	328,586	5,520	—
Expiring 09/18/19	Citibank, N.A.	AUD	467	322,187	328,586	6,399	—
Expiring 09/18/19	Citibank, N.A.	AUD	467	324,103	328,586	4,483	—
Expiring 09/18/19	Citibank, N.A.	AUD	467	324,388	328,586	4,198	—
Expiring 09/18/19	Citibank, N.A.	AUD	467	323,868	328,586	4,718	—
Expiring 09/18/19	Citibank, N.A.	AUD	467	325,459	328,586	3,127	—
Expiring 09/18/19	Citibank, N.A.	AUD	467	326,420	328,586	2,166	—
Expiring 09/18/19	Citibank, N.A.	AUD	467	326,305	328,586	2,281	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	39,381	27,302,730	27,716,258	413,528	—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Australian Dollar (continued),
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	2,725	$1,891,411	$1,918,085	$26,674	$—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	2,661	1,854,109	1,872,798	18,689	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	871	600,200	613,049	12,849	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	741	512,927	521,363	8,436	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	544	376,483	382,868	6,385	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	490	341,637	344,981	3,344	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	432	299,691	304,335	4,644	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	176	123,045	123,807	762	—
Expiring 09/18/19	UBS AG	AUD	900	628,273	633,419	5,146	—
Brazilian Real,
Expiring 07/17/19	Barclays Bank PLC	BRL	5,620	1,424,552	1,460,922	36,370	—
Expiring 07/17/19	Citibank, N.A.	BRL	9,080	2,327,489	2,360,351	32,862	—
Expiring 07/17/19	Citibank, N.A.	BRL	3,485	893,121	906,010	12,889	—
Expiring 07/17/19	Citibank, N.A.	BRL	50	12,813	12,998	185	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	BRL	1,790	458,721	465,311	6,590	—
Expiring 08/02/19	Citibank, N.A.	BRL	1,547	402,000	401,502	—	(498)
Expiring 08/02/19	Goldman Sachs & Co. LLC	BRL	4,141	1,078,000	1,074,901	—	(3,099)
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	BRL	4,406	1,148,000	1,143,598	—	(4,402)
Expiring 09/12/19	Goldman Sachs International	BRL	5,660	1,448,239	1,463,082	14,843	—
Expiring 09/12/19	Goldman Sachs International	BRL	405	105,013	104,754	—	(259)
British Pound,
Expiring 07/02/19	BNP Paribas S.A.	GBP	16,808	21,318,506	21,349,793	31,287	—
Expiring 07/02/19	BNP Paribas S.A.	GBP	9,761	12,380,410	12,398,579	18,169	—
Expiring 07/02/19	Citibank, N.A.	GBP	5,183	6,533,525	6,583,530	50,005	—
Expiring 07/02/19	Citibank, N.A.	GBP	915	1,160,009	1,162,248	2,239	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	714	899,716	906,934	7,218	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	339	426,947	430,603	3,656	—
Expiring 07/03/19	Citibank, N.A.	GBP	160	203,770	203,245	—	(525)
Expiring 07/03/19	Goldman Sachs & Co. LLC	GBP	156	198,116	198,164	48	—
Expiring 07/03/19	Standard Chartered Bank	GBP	868	1,096,274	1,102,604	6,330	—
Expiring 08/02/19	Citibank, N.A.	GBP	915	1,164,378	1,164,065	—	(313)
Expiring 08/06/19	Standard Chartered Bank	GBP	481	613,202	612,036	—	(1,166)
Expiring 09/12/19	UBS AG	GBP	777	987,810	990,493	2,683	—
Expiring 09/18/19	Barclays Bank PLC	GBP	1,483	1,890,225	1,890,688	463	—
Expiring 09/18/19	Barclays Bank PLC	GBP	412	525,615	525,492	—	(123)
Expiring 09/18/19	Barclays Bank PLC	GBP	291	370,167	371,408	1,241	—
Expiring 09/18/19	Citibank, N.A.	GBP	573	734,777	730,932	—	(3,845)
Expiring 09/18/19	Citibank, N.A.	GBP	573	728,987	730,932	1,945	—
Expiring 09/18/19	Citibank, N.A.	GBP	573	732,990	730,933	—	(2,057)
Expiring 09/18/19	Citibank, N.A.	GBP	573	729,719	730,933	1,214	—
Expiring 09/18/19	Citibank, N.A.	GBP	573	729,016	730,932	1,916	—
Expiring 09/18/19	Citibank, N.A.	GBP	573	727,979	730,933	2,954	—
Expiring 09/18/19	Citibank, N.A.	GBP	573	727,191	730,934	3,743	—
Expiring 09/18/19	Citibank, N.A.	GBP	573	728,339	730,934	2,595	—
Expiring 09/18/19	Citibank, N.A.	GBP	573	730,670	730,934	264	—
Expiring 09/18/19	Citibank, N.A.	GBP	573	731,790	730,934	—	(856)
Expiring 09/18/19	Citibank, N.A.	GBP	573	731,167	730,934	—	(233)
Expiring 09/18/19	Citibank, N.A.	GBP	452	576,347	576,690	343	—

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
British Pound (continued),
Expiring 09/18/19	Citibank, N.A.	GBP	303	$386,369	$386,798	$429	$—
Expiring 09/18/19	Citibank, N.A.	GBP	159	202,760	202,058	—	(702)
Expiring 09/18/19	Citibank, N.A.	GBP	149	191,257	190,513	—	(744)
Expiring 09/18/19	Citibank, N.A.	GBP	149	190,551	190,511	—	(40)
Expiring 09/18/19	Citibank, N.A.	GBP	145	185,593	184,740	—	(853)
Expiring 09/18/19	Citibank, N.A.	GBP	121	154,253	153,625	—	(628)
Expiring 09/18/19	Citibank, N.A.	GBP	121	153,607	153,625	18	—
Expiring 09/18/19	Citibank, N.A.	GBP	50	63,373	63,436	63	—
Expiring 09/18/19	Citibank, N.A.	GBP	41	51,832	51,901	69	—
Expiring 09/18/19	Citibank, N.A.	GBP	31	38,785	38,906	121	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	4,785	6,129,104	6,099,458	—	(29,646)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	3,597	4,561,327	4,585,612	24,285	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	2,294	2,924,129	2,924,429	300	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	1,698	2,137,305	2,164,814	27,509	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	184	232,743	234,001	1,258	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	112	143,382	143,170	—	(212)
Expiring 09/18/19	UBS AG	GBP	5,125	6,528,702	6,532,693	3,991	—
Canadian Dollar,
Expiring 07/02/19	BNP Paribas S.A.	CAD	700	526,035	534,587	8,552	—
Expiring 07/02/19	Citibank, N.A.	CAD	811	599,099	619,357	20,258	—
Expiring 07/02/19	Goldman Sachs & Co. LLC	CAD	3,605	2,663,402	2,753,124	89,722	—
Expiring 07/02/19	HSBC Bank PLC	CAD	3,919	2,986,360	2,992,924	6,564	—
Expiring 07/03/19	Citibank, N.A.	CAD	268	204,953	204,676	—	(277)
Expiring 07/03/19	Citibank, N.A.	CAD	266	200,625	203,148	2,523	—
Expiring 07/03/19	HSBC Bank PLC	CAD	271	201,278	206,967	5,689	—
Expiring 07/17/19	Barclays Bank PLC	CAD	380	286,236	290,434	4,198	—
Expiring 09/18/19	Barclays Bank PLC	CAD	823	624,949	629,388	4,439	—
Expiring 09/18/19	Barclays Bank PLC	CAD	217	163,213	165,944	2,731	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,483,291	1,514,461	31,170	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,474,885	1,514,461	39,576	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,476,170	1,514,461	38,291	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,473,631	1,514,461	40,830	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,470,342	1,514,461	44,119	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,471,631	1,514,462	42,831	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,467,486	1,514,462	46,976	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,471,688	1,514,462	42,774	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,477,911	1,514,462	36,551	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,980	1,482,719	1,514,461	31,742	—
Expiring 09/18/19	Citibank, N.A.	CAD	1,782	1,332,306	1,363,016	30,710	—
Expiring 09/18/19	Citibank, N.A.	CAD	723	545,196	552,658	7,462	—
Expiring 09/18/19	Citibank, N.A.	CAD	671	503,099	513,182	10,083	—
Expiring 09/18/19	Citibank, N.A.	CAD	619	467,914	473,706	5,792	—
Expiring 09/18/19	Citibank, N.A.	CAD	413	309,623	315,803	6,180	—
Expiring 09/18/19	Citibank, N.A.	CAD	372	280,585	284,222	3,637	—
Expiring 09/18/19	Citibank, N.A.	CAD	361	270,798	276,327	5,529	—
Expiring 09/18/19	Citibank, N.A.	CAD	351	264,357	268,433	4,076	—
Expiring 09/18/19	Citibank, N.A.	CAD	351	264,956	268,433	3,477	—
Expiring 09/18/19	Citibank, N.A.	CAD	329	247,336	251,248	3,912	—
Expiring 09/18/19	Citibank, N.A.	CAD	329	248,383	251,248	2,865	—
Expiring 09/18/19	Citibank, N.A.	CAD	310	231,976	236,852	4,876	—
Expiring 09/18/19	Citibank, N.A.	CAD	310	233,666	236,852	3,186	—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar (continued),
Expiring 09/18/19	Citibank, N.A.	CAD	310	$233,904	$236,853	$2,949	$—
Expiring 09/18/19	Citibank, N.A.	CAD	268	202,318	205,272	2,954	—
Expiring 09/18/19	Citibank, N.A.	CAD	225	168,514	172,297	3,783	—
Expiring 09/18/19	Citibank, N.A.	CAD	198	148,105	151,445	3,340	—
Expiring 09/18/19	Citibank, N.A.	CAD	3	2,230	2,295	65	—
	Morgan Stanley Capital
Expiring 09/18/19	Services LLC	CAD	7,343	5,449,337	5,616,030	166,693	—
	Morgan Stanley Capital
Expiring 09/18/19	Services LLC	CAD	3,149	2,352,046	2,408,273	56,227	—
	Morgan Stanley Capital
Expiring 09/18/19	Services LLC	CAD	1,886	1,407,224	1,442,013	34,789	—
	Morgan Stanley Capital
Expiring 09/18/19	Services LLC	CAD	1,758	1,317,070	1,344,482	27,412	—
	Morgan Stanley Capital
Expiring 09/18/19	Services LLC	CAD	581	436,210	444,497	8,287	—
	Morgan Stanley Capital
Expiring 09/18/19	Services LLC	CAD	182	138,199	139,195	996	—
	Morgan Stanley Capital
Expiring 09/18/19	Services LLC	CAD	153	114,066	116,794	2,728	—
	Morgan Stanley Capital
Expiring 09/18/19	Services LLC	CAD	61	45,848	46,290	442	—
Expiring 09/18/19	UBS AG	CAD	7,800	5,890,456	5,965,200	74,744	—
Chilean Peso,
Expiring 07/17/19	Goldman Sachs Bank USA	CLP	607,047	903,263	896,117	—	(7,146)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CLP	196,103	282,000	289,508	7,508	—
Expiring 07/22/19	Morgan Stanley Bank, N.A.	CLP	101,753	147,000	150,219	3,219	—
Expiring 09/25/19	Goldman Sachs & Co. LLC	CLP	297,856	439,316	439,751	435	—
Chinese Renminbi,
Expiring 07/17/19	Barclays Bank PLC	CNH	13,253	1,924,777	1,928,926	4,149	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	CNH	5,896	853,821	858,060	4,239	—
Expiring 09/18/19	BNP Paribas S.A.	CNH	7,470	1,077,002	1,086,630	9,628	—
Expiring 09/18/19	Deutsche Bank AG	CNH	2,085	300,922	303,323	2,401	—
Expiring 09/18/19	HSBC Bank PLC	CNH	7,444	1,085,246	1,082,823	—	(2,423)
Expiring 09/18/19	HSBC Bank PLC	CNH	4,120	593,209	599,271	6,062	—
Expiring 09/18/19	HSBC Bank PLC	CNH	955	137,575	138,922	1,347	—
Expiring 09/18/19	Standard Chartered Bank	CNH	2,719	393,265	395,581	2,316	—
Colombian Peso,
Expiring 07/11/19	BNP Paribas S.A.	COP	336,735	105,394	104,678	—	(716)
Expiring 07/17/19	Barclays Bank PLC	COP	602,212	183,809	187,115	3,306	—
Expiring 07/17/19	Citibank, N.A.	COP	5,678,163	1,795,467	1,764,277	—	(31,190)
Expiring 07/17/19	Citibank, N.A.	COP	1,733,550	529,679	538,636	8,957	—
Expiring 07/24/19	Citibank, N.A.	COP	5,153,471	1,522,893	1,600,349	77,456	—
Expiring 07/24/19	Citibank, N.A.	COP	3,732,556	1,103,001	1,159,101	56,100	—
Expiring 10/15/19	Citibank, N.A.	COP	5,153,471	1,610,570	1,593,037	—	(17,533)
Expiring 10/15/19	Citibank, N.A.	COP	3,732,556	1,166,504	1,153,805	—	(12,699)
Czech Koruna,
Expiring 09/12/19	Citibank, N.A.	CZK	2,314	102,414	103,611	1,197	—
Danish Krone,
Expiring 07/01/19	Citibank, N.A.	DKK	52,711	8,016,840	8,032,287	15,447	—
Expiring 07/01/19	Goldman Sachs & Co. LLC	DKK	15,100	2,279,741	2,301,003	21,262	—
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	1,195	181,193	182,100	907	—
Expiring 09/12/19	Goldman Sachs International	DKK	100	15,444	15,404	—	(40)
Expiring 09/18/19	Citibank, N.A.	DKK	146	22,139	22,400	261	—
Expiring 10/01/19	JPMorgan Chase Bank, N.A.	DKK	2,180	334,934	334,817	—	(117)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro,
Expiring 07/02/19	BNP Paribas S.A.	EUR	2,545	$2,853,191	$2,894,908	$41,717	$—
Expiring 07/02/19	BNP Paribas S.A.	EUR	1,156	1,296,553	1,314,937	18,384	—
Expiring 07/02/19	Citibank, N.A.	EUR	21,368	24,285,100	24,306,216	21,116	—
Expiring 07/02/19	Citibank, N.A.	EUR	10,344	11,755,956	11,766,178	10,222	—
Expiring 07/02/19	Citibank, N.A.	EUR	179	203,285	203,610	325	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	EUR	662	741,599	753,017	11,418	—
Expiring 07/02/19	UBS AG	EUR	562	628,718	639,268	10,550	—
Expiring 07/03/19	BNP Paribas S.A.	EUR	716	814,804	814,088	—	(716)
Expiring 07/03/19	BNP Paribas S.A.	EUR	530	596,118	602,920	6,802	—
Expiring 07/03/19	Morgan Stanley & Co. International PLC	EUR	10	11,334	11,376	42	—
Expiring 07/17/19	Barclays Bank PLC	EUR	1,521	1,712,346	1,732,336	19,990	—
Expiring 07/17/19	Barclays Bank PLC	EUR	1,030	1,167,374	1,173,114	5,740	—
Expiring 07/17/19	Barclays Bank PLC	EUR	896	1,004,958	1,020,837	15,879	—
Expiring 07/17/19	Citibank, N.A.	EUR	750	852,236	854,210	1,974	—
Expiring 07/17/19	Citibank, N.A.	EUR	210	236,776	239,178	2,402	—
Expiring 07/17/19	Citibank, N.A.	EUR	190	216,194	216,400	206	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	EUR	595	665,624	677,331	11,707	—
Expiring 07/31/19	Morgan Stanley Bank, N.A.	EUR	3,200	3,583,539	3,648,927	65,388	—
Expiring 09/12/19	BNP Paribas S.A.	EUR	872	993,290	997,281	3,991	—
Expiring 09/12/19	BNP Paribas S.A.	EUR	32	36,792	36,809	17	—
Expiring 09/18/19	Barclays Bank PLC	EUR	37,633	42,281,169	43,074,492	793,323	—
Expiring 09/18/19	Barclays Bank PLC	EUR	12,014	13,776,529	13,751,095	—	(25,434)
Expiring 09/18/19	Barclays Bank PLC	EUR	9,533	10,789,734	10,911,046	121,312	—
Expiring 09/18/19	Barclays Bank PLC	EUR	6,669	7,641,363	7,633,047	—	(8,316)
Expiring 09/18/19	Barclays Bank PLC	EUR	6,548	7,443,243	7,494,850	51,607	—
Expiring 09/18/19	Barclays Bank PLC	EUR	5,013	5,653,057	5,737,592	84,535	—
Expiring 09/18/19	Barclays Bank PLC	EUR	4,521	5,158,410	5,174,173	15,763	—
Expiring 09/18/19	Barclays Bank PLC	EUR	3,413	3,903,581	3,906,368	2,787	—
Expiring 09/18/19	Barclays Bank PLC	EUR	1,647	1,883,852	1,884,814	962	—
Expiring 09/18/19	Barclays Bank PLC	EUR	1,467	1,652,519	1,679,262	26,743	—
Expiring 09/18/19	Barclays Bank PLC	EUR	1,154	1,321,419	1,320,411	—	(1,008)
Expiring 09/18/19	Barclays Bank PLC	EUR	627	711,711	717,751	6,040	—
Expiring 09/18/19	Barclays Bank PLC	EUR	355	403,737	406,650	2,913	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	1,497	1,700,144	1,713,774	13,630	—
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	15	19,178	17,923	—	(1,255)
Hong Kong Dollar,
Expiring 08/12/19	Barclays Bank PLC	HKD	1,982	253,218	253,777	559	—
Expiring 08/12/19	Citibank, N.A.	HKD	3,691	471,482	472,599	1,117	—
Expiring 08/12/19	Citibank, N.A.	HKD	1,329	169,818	170,194	376	—
Expiring 08/12/19	HSBC Bank PLC	HKD	4,725	602,654	604,994	2,340	—
Expiring 08/12/19	HSBC Bank PLC	HKD	1,926	246,044	246,607	563	—
Expiring 08/12/19	Morgan Stanley & Co. International PLC	HKD	2,314	295,595	296,268	673	—
Expiring 09/12/19	BNP Paribas S.A.	HKD	1,499	192,016	191,950	—	(66)
Expiring 09/18/19	HSBC Bank PLC	HKD	3,092	395,063	395,991	928	—
Indian Rupee,
Expiring 07/08/19	JPMorgan Chase Bank, N.A.	INR	76,159	1,093,610	1,101,917	8,307	—
Expiring 07/08/19	Morgan Stanley Bank, N.A.	INR	70,129	1,009,520	1,014,664	5,144	—
Expiring 07/17/19	Barclays Bank PLC	INR	575,661	8,164,018	8,319,555	155,537	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	INR	7,173	103,836	103,665	—	(171)
Expiring 09/12/19	BNP Paribas S.A.	INR	2,420	34,770	34,711	—	(59)
Expiring 10/17/19	Barclays Bank PLC	INR	467,261	6,648,094	6,673,366	25,272	—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Indian Rupee (continued),
Expiring 10/18/19	HSBC Bank PLC	INR	50,844	$691,000	$726,050	$35,050	$—
Expiring 10/18/19	HSBC Bank PLC	INR	50,463	709,744	720,609	10,865	—
Expiring 10/18/19	HSBC Bank PLC	INR	10,304	140,000	147,141	7,141	—
Expiring 04/27/20	HSBC Bank PLC	INR	153,144	2,087,000	2,133,038	46,038	—
Expiring 05/04/20	BNP Paribas S.A.	INR	152,450	2,075,000	2,121,458	46,458	—
Indonesian Rupiah,
Expiring 07/17/19	Barclays Bank PLC	IDR	63,677,643	4,488,450	4,497,575	9,125	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	IDR	11,119,739	771,901	785,392	13,491	—
Expiring 09/12/19	Goldman Sachs International	IDR	403,187	28,314	28,289	—	(25)
Expiring 09/12/19	Goldman Sachs International	IDR	240,631	16,698	16,884	186	—
Expiring 09/18/19	Barclays Bank PLC	IDR	144,380	10,000	10,124	124	—
Expiring 09/18/19	BNP Paribas S.A.	IDR	3,175,920	220,000	222,699	2,699	—
Expiring 09/18/19	BNP Paribas S.A.	IDR	447,454	31,000	31,376	376	—
Expiring 09/18/19	Deutsche Bank AG	IDR	144,360	10,000	10,123	123	—
Expiring 09/18/19	HSBC Bank PLC	IDR	4,014,320	278,000	281,489	3,489	—
Expiring 09/18/19	HSBC Bank PLC	IDR	1,011,710	70,000	70,942	942	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,832,356	127,000	128,487	1,487	—
Expiring 09/18/19	Standard Chartered Bank	IDR	22,116,067	1,509,423	1,550,804	41,381	—
Expiring 09/18/19	Standard Chartered Bank	IDR	12,682,071	865,552	889,281	23,729	—
Japanese Yen,
Expiring 07/02/19	BNP Paribas S.A.	JPY	78,300	727,097	726,476	—	(621)
Expiring 07/02/19	Citibank, N.A.	JPY	286,600	2,630,656	2,659,106	28,450	—
Expiring 07/02/19	HSBC Bank PLC	JPY	10,100	93,853	93,709	—	(144)
Expiring 07/03/19	BNP Paribas S.A.	JPY	109,220	1,014,451	1,013,436	—	(1,015)
Expiring 07/03/19	Citibank, N.A.	JPY	33,164	306,618	307,724	1,106	—
Expiring 07/03/19	Standard Chartered Bank	JPY	43,754	403,996	405,987	1,991	—
Expiring 07/17/19	Citibank, N.A.	JPY	1,312,500	12,127,938	12,192,123	64,185	—
Expiring 07/17/19	Citibank, N.A.	JPY	7,500	69,686	69,670	—	(16)
Expiring 08/02/19	UBS AG	JPY	270,300	2,517,229	2,514,002	—	(3,227)
Expiring 09/12/19	BNP Paribas S.A.	JPY	12,436	115,917	115,999	82	—
Expiring 09/12/19	BNP Paribas S.A.	JPY	2,351	21,933	21,932	—	(1)
Expiring 09/12/19	UBS AG	JPY	105,882	990,931	987,677	—	(3,254)
Expiring 09/18/19	Barclays Bank PLC	JPY	2,354,082	21,842,901	21,968,317	125,416	—
Expiring 09/18/19	Barclays Bank PLC	JPY	201,162	1,872,165	1,877,245	5,080	—
Expiring 09/18/19	Barclays Bank PLC	JPY	64,893	607,898	605,584	—	(2,314)
Expiring 09/18/19	Barclays Bank PLC	JPY	36,431	338,871	339,971	1,100	—
Expiring 09/18/19	Barclays Bank PLC	JPY	12,677	117,946	118,299	353	—
Expiring 09/18/19	Citibank, N.A.	JPY	187,899	1,728,875	1,753,475	24,600	—
Expiring 09/18/19	Citibank, N.A.	JPY	121,530	1,137,197	1,134,119	—	(3,078)
Expiring 09/18/19	Citibank, N.A.	JPY	62,680	582,152	584,930	2,778	—
Expiring 09/18/19	Citibank, N.A.	JPY	55,052	513,737	513,745	8	—
Expiring 09/18/19	Citibank, N.A.	JPY	31,355	293,002	292,605	—	(397)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	370,395	3,459,044	3,456,528	—	(2,516)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	345,538	3,249,502	3,224,567	—	(24,935)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	236,555	2,209,610	2,207,535	—	(2,075)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	183,274	1,700,220	1,710,317	10,097	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	172,075	1,600,001	1,605,802	5,801	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	166,311	1,549,192	1,552,018	2,826	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	148,945	1,388,707	1,389,956	1,249	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen (continued),
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	121,090	$1,127,706	$1,130,011	$2,305	$—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	74,927	695,977	699,216	3,239	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	49,566	460,908	462,551	1,643	—
Mexican Peso,
Expiring 07/17/19	BNP Paribas S.A.	MXN	50,500	2,624,699	2,622,657	—	(2,042)
Expiring 07/17/19	Citibank, N.A.	MXN	14,988	778,582	778,401	—	(181)
Expiring 07/17/19	Citibank, N.A.	MXN	12,485	652,716	648,402	—	(4,314)
Expiring 07/17/19	Citibank, N.A.	MXN	5,500	285,710	285,636	—	(74)
Expiring 08/14/19	Citibank, N.A.	MXN	35,887	1,825,924	1,854,675	28,751	—
Expiring 08/14/19	HSBC Bank PLC	MXN	16,587	861,154	857,252	—	(3,902)
Expiring 08/16/19	BNP Paribas S.A.	MXN	3,600	185,185	185,985	800	—
Expiring 09/12/19	Citibank, N.A.	MXN	189	9,741	9,722	—	(19)
Expiring 09/12/19	JPMorgan Chase Bank, N.A.	MXN	901	46,492	46,361	—	(131)
Expiring 10/09/19	HSBC Bank PLC	MXN	16,587	846,751	849,286	2,535	—
New Taiwanese Dollar,
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	TWD	63,496	2,051,580	2,046,726	—	(4,854)
Expiring 09/12/19	BNP Paribas S.A.	TWD	3,178	101,781	102,778	997	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	3,185	101,000	103,043	2,043	—
Expiring 11/21/19	Barclays Bank PLC	TWD	9,703	313,000	314,862	1,862	—
Expiring 11/21/19	Citibank, N.A.	TWD	2,181	70,000	70,780	780	—
Expiring 11/21/19	Credit Suisse AG	TWD	2,156	69,000	69,959	959	—
Expiring 11/21/19	HSBC Bank PLC	TWD	7,388	237,000	239,756	2,756	—
Expiring 11/21/19	Standard Chartered Bank	TWD	9,422	302,000	305,737	3,737	—
Expiring 11/21/19	Standard Chartered Bank	TWD	1,495	48,000	48,519	519	—
New Zealand Dollar,
Expiring 07/03/19	Goldman Sachs & Co. LLC	NZD	306	201,369	205,595	4,226	—
Expiring 07/03/19	HSBC Bank PLC	NZD	1,540	1,001,809	1,034,694	32,885	—
Expiring 09/18/19	Barclays Bank PLC	NZD	8,669	5,713,590	5,832,568	118,978	—
Expiring 09/18/19	Citibank, N.A.	NZD	990	647,745	666,025	18,280	—
Expiring 09/18/19	Citibank, N.A.	NZD	990	645,267	666,025	20,758	—
Expiring 09/18/19	Citibank, N.A.	NZD	990	644,203	666,025	21,822	—
Expiring 09/18/19	Citibank, N.A.	NZD	990	646,247	666,025	19,778	—
Expiring 09/18/19	Citibank, N.A.	NZD	990	649,737	666,025	16,288	—
Expiring 09/18/19	Citibank, N.A.	NZD	990	656,923	666,025	9,102	—
Expiring 09/18/19	Citibank, N.A.	NZD	990	656,067	666,025	9,958	—
Expiring 09/18/19	Citibank, N.A.	NZD	990	660,120	666,025	5,905	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	119,524	79,414,333	80,420,427	1,006,094	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	8,975	6,030,471	6,038,768	8,297	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	5,097	3,375,000	3,429,568	54,568	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	3,572	2,328,419	2,403,368	74,949	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	3,290	2,152,224	2,213,931	61,707	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	1,321	870,111	889,077	18,966	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	1,194	782,625	803,254	20,629	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	772	502,637	519,715	17,078	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	741	484,448	498,724	14,276	—

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
New Zealand Dollar (continued),
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	269	$177,476	$181,070	$3,594	$—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	108	70,249	72,389	2,140	—
Norwegian Krone,
Expiring 07/02/19	BNP Paribas S.A.	NOK	4,215	491,993	494,181	2,188	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	NOK	4,025	473,320	471,905	—	(1,415)
Expiring 07/03/19	BNP Paribas S.A.	NOK	5,161	605,310	605,114	—	(196)
Expiring 07/03/19	BNP Paribas S.A.	NOK	453	51,998	53,113	1,115	—
Expiring 07/03/19	HSBC Bank PLC	NOK	7,004	803,911	821,201	17,290	—
Expiring 07/03/19	Morgan Stanley Bank, N.A.	NOK	45	5,208	5,277	69	—
Expiring 07/17/19	Barclays Bank PLC	NOK	10,519	1,228,898	1,233,925	5,027	—
Expiring 08/02/19	Citibank, N.A.	NOK	8,240	969,564	967,081	—	(2,483)
Expiring 09/18/19	Barclays Bank PLC	NOK	4,258	486,408	500,329	13,921	—
Expiring 09/18/19	Citibank, N.A.	NOK	498	57,370	58,512	1,142	—
Expiring 09/18/19	Citibank, N.A.	NOK	1	115	117	2	—
Expiring 09/18/19	Citibank, N.A.	NOK	1	115	117	2	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	148,644	17,019,123	17,464,808	445,685	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	16,673	1,960,729	1,959,034	—	(1,695)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	11,200	1,287,397	1,315,910	28,513	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	10,280	1,211,489	1,207,829	—	(3,660)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	9,729	1,129,957	1,143,104	13,147	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	9,298	1,067,109	1,092,424	25,315	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	4,666	539,159	548,272	9,113	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	2,963	343,515	348,175	4,660	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	1,331	153,477	156,371	2,894	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	606	70,374	71,165	791	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	55	6,357	6,439	82	—
Peruvian Nuevo Sol,
Expiring 07/15/19	Citibank, N.A.	PEN	1,115	338,204	338,260	56	—
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	PEN	408	122,256	123,950	1,694	—
Expiring 07/17/19	Barclays Bank PLC	PEN	3,029	912,075	919,091	7,016	—
Expiring 09/03/19	BNP Paribas S.A.	PEN	162	48,000	49,028	1,028	—
Philippine Peso,
Expiring 09/12/19	BNP Paribas S.A.	PHP	2,605	50,080	50,669	589	—
Polish Zloty,
Expiring 07/15/19	Citibank, N.A.	PLN	2,790	747,641	747,622	—	(19)
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	PLN	864	231,374	231,522	148	—
Expiring 07/17/19	Barclays Bank PLC	PLN	1	245	251	6	—
Expiring 09/12/19	Bank of America, N.A.	PLN	253	67,295	67,889	594	—
Romanian Leu,
Expiring 07/26/19	BNP Paribas S.A.	RON	1,040	246,906	250,263	3,357	—
Expiring 10/22/19	BNP Paribas S.A.	RON	2,609	612,050	626,274	14,224	—
Expiring 10/22/19	Citibank, N.A.	RON	2,582	602,312	619,792	17,480	—
Expiring 10/22/19	Citibank, N.A.	RON	924	218,970	221,800	2,830	—

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Russian Ruble,
Expiring 07/15/19	Goldman Sachs & Co. LLC	RUB	23,094	$347,805	$364,294	$16,489	$—
Expiring 07/15/19	Standard Chartered Bank	RUB	23,661	356,740	373,224	16,484	—
Expiring 07/15/19	Standard Chartered Bank	RUB	20,045	302,228	316,193	13,965	—
Expiring 07/17/19	Barclays Bank PLC	RUB	65,880	991,206	1,038,894	47,688	—
Expiring 07/17/19	Barclays Bank PLC	RUB	46,601	725,144	734,874	9,730	—
Expiring 07/17/19	Citibank, N.A.	RUB	54,050	818,872	852,337	33,465	—
Expiring 08/15/19	BNP Paribas S.A.	RUB	92,291	1,413,424	1,449,054	35,630	—
Expiring 08/15/19	Citibank, N.A.	RUB	154,354	2,346,229	2,423,483	77,254	—
Expiring 09/12/19	BNP Paribas S.A.	RUB	7,250	109,838	113,382	3,544	—
Expiring 09/16/19	Morgan Stanley & Co. International PLC	RUB	31,712	479,247	495,714	16,467	—
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	4,000	1,062,982	1,066,187	3,205	—
Singapore Dollar,
Expiring 09/12/19	Barclays Bank PLC	SGD	86	63,176	63,687	511	—
Expiring 09/18/19	Barclays Bank PLC	SGD	298	220,136	220,491	355	—
Expiring 09/18/19	Citibank, N.A.	SGD	104	75,500	76,963	1,463	—
Expiring 09/18/19	Citibank, N.A.	SGD	24	17,537	17,760	223	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	2,014	1,488,538	1,490,762	2,224	—
South African Rand,
Expiring 07/08/19	JPMorgan Chase Bank, N.A.	ZAR	16,842	1,156,533	1,194,214	37,681	—
Expiring 07/08/19	JPMorgan Chase Bank, N.A.	ZAR	11,725	805,151	831,384	26,233	—
Expiring 07/17/19	Citibank, N.A.	ZAR	2,405	166,714	170,367	3,653	—
South Korean Won,
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	KRW	4,628,958	4,005,675	4,011,281	5,606	—
Expiring 09/11/19	Citibank, N.A.	KRW	235,677	200,423	204,594	4,171	—
Expiring 09/11/19	Citibank, N.A.	KRW	32,165	27,836	27,923	87	—
Swedish Krona,
Expiring 07/02/19	Standard Chartered Bank	SEK	91,585	9,875,953	9,865,641	—	(10,312)
Expiring 07/02/19	Standard Chartered Bank	SEK	17,890	1,890,702	1,927,132	36,430	—
Expiring 07/03/19	Citibank, N.A.	SEK	7,582	816,732	816,806	74	—
Expiring 07/03/19	Citibank, N.A.	SEK	5,513	583,284	593,913	10,629	—
Expiring 07/03/19	Citibank, N.A.	SEK	1,957	206,884	210,827	3,943	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,115	222,765	227,892	5,127	—
Expiring 07/17/19	Barclays Bank PLC	SEK	6,200	673,145	668,661	—	(4,484)
Expiring 07/17/19	Goldman Sachs Bank USA	SEK	13,362	1,402,231	1,441,071	38,840	—
Expiring 08/02/19	BNP Paribas S.A.	SEK	6,750	728,919	728,869	—	(50)
Expiring 08/06/19	UBS AG	SEK	9,503	1,027,640	1,026,477	—	(1,163)
Expiring 09/18/19	Barclays Bank PLC	SEK	271,110	28,911,796	29,368,396	456,600	—
Expiring 09/18/19	Barclays Bank PLC	SEK	3,747	398,189	405,931	7,742	—
Expiring 09/18/19	Barclays Bank PLC	SEK	1,206	128,803	130,620	1,817	—
Expiring 09/18/19	Barclays Bank PLC	SEK	992	105,879	107,438	1,559	—
Expiring 09/18/19	Citibank, N.A.	SEK	2,517	273,522	272,658	—	(864)
Expiring 09/18/19	Citibank, N.A.	SEK	42	4,481	4,549	68	—
Expiring 09/18/19	Citibank, N.A.	SEK	22	2,342	2,383	41	—
Expiring 09/18/19	Citibank, N.A.	SEK	13	1,382	1,408	26	—
Expiring 09/18/19	Citibank, N.A.	SEK	9	960	975	15	—
Expiring 09/18/19	Citibank, N.A.	SEK	4	428	433	5	—
Expiring 09/18/19	Citibank, N.A.	SEK	1	106	108	2	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	18,299	1,957,894	1,982,311	24,417	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	16,465	1,755,138	1,783,548	28,410	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	11,761	1,256,967	1,274,000	17,033	—

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Swedish Krona (continued),
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	8,342	$887,032	$903,613	$16,581	$—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	7,467	792,704	808,917	16,213	—
Expiring 09/18/19	UBS AG	SEK	10,000	1,069,812	1,083,264	13,452	—
Swiss Franc,
Expiring 07/02/19	BNP Paribas S.A.	CHF	765	767,893	783,955	16,062	—
Expiring 07/02/19	HSBC Bank PLC	CHF	1,223	1,251,352	1,252,843	1,491	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	990	1,015,326	1,014,628	—	(698)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	808	817,985	828,101	10,116	—
Expiring 09/12/19	UBS AG	CHF	966	991,223	996,149	4,926	—
Expiring 09/18/19	Citibank, N.A.	CHF	1,448	1,471,082	1,494,474	23,392	—
Expiring 09/18/19	Citibank, N.A.	CHF	899	928,054	927,854	—	(200)
Expiring 09/18/19	Citibank, N.A.	CHF	1	1,012	1,032	20	—
Expiring 09/18/19	UBS AG	CHF	5,625	5,726,887	5,805,535	78,648	—
Thai Baht,
Expiring 09/12/19	Citibank, N.A.	THB	2,388	76,542	78,017	1,475	—
Turkish Lira,
Expiring 07/05/19	Citibank, N.A.	TRY	595	102,420	102,344	—	(76)
Expiring 07/05/19	Deutsche Bank AG	TRY	1,153	199,063	198,377	—	(686)
Expiring 07/05/19	HSBC Bank PLC	TRY	2,098	362,505	360,869	—	(1,636)
Expiring 07/05/19	JPMorgan Chase Bank, N.A.	TRY	644	110,985	110,772	—	(213)
Expiring 07/17/19	Citibank, N.A.	TRY	869	143,439	148,375	4,936	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	TRY	1,832	309,243	312,937	3,694	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	TRY	482	80,683	82,288	1,605	—
Expiring 09/12/19	Citibank, N.A.	TRY	1,904	310,906	315,378	4,472	—
Expiring 09/12/19	UBS AG	TRY	2,991	495,244	495,579	335	—
Expiring 09/12/19	UBS AG	TRY	916	149,435	151,748	2,313	—
Expiring 09/12/19	UBS AG	TRY	406	67,490	67,194	—	(296)

				$715,724,596	$723,410,599	7,943,694	(257,691)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/18/19	Goldman Sachs International	ARS	26,028	$501,015	$593,257	$—	$(92,242)
Expiring 07/18/19	Goldman Sachs International	ARS	10,181	221,561	232,052	—	(10,491)
Expiring 07/18/19	Goldman Sachs International	ARS	5,752	129,847	131,112	—	(1,265)
Expiring 09/12/19	JPMorgan Chase Bank, N.A.	ARS	4,514	86,367	94,688	—	(8,321)
Expiring 09/13/19	Citibank, N.A.	ARS	63,694	1,214,144	1,333,935	—	(119,791)
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	ARS	11,517	234,251	237,599	—	(3,348)
Expiring 09/27/19	Citibank, N.A.	ARS	3,529	67,822	72,373	—	(4,551)
Australian Dollar,
Expiring 07/02/19	Citibank, N.A.	AUD	4,314	2,986,498	3,029,082	—	(42,584)
Expiring 07/02/19	Citibank, N.A.	AUD	3,228	2,234,681	2,266,545	—	(31,864)
Expiring 07/02/19	Citibank, N.A.	AUD	75	52,404	52,661	—	(257)
Expiring 07/03/19	Barclays Bank PLC	AUD	286	196,284	200,823	—	(4,539)
Expiring 07/03/19	BNP Paribas S.A.	AUD	1,169	813,720	820,845	—	(7,125)
Expiring 07/03/19	Morgan Stanley & Co. International PLC	AUD	582	405,775	408,667	—	(2,892)
Expiring 07/17/19	Citibank, N.A.	AUD	1,396	994,615	980,489	14,126	—
Expiring 08/02/19	Bank of America, N.A.	AUD	3,228	2,256,627	2,269,011	—	(12,384)
Expiring 08/02/19	Citibank, N.A.	AUD	4,389	3,073,083	3,085,096	—	(12,013)
Expiring 09/12/19	Goldman Sachs International	AUD	45	31,635	31,931	—	(296)
Expiring 09/18/19	Barclays Bank PLC	AUD	19,047	13,238,883	13,405,238	—	(166,355)
Expiring 09/18/19	Barclays Bank PLC	AUD	5,515	3,868,980	3,881,227	—	(12,247)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Australian Dollar (continued),
Expiring 09/18/19	Barclays Bank PLC	AUD	2,124	$1,478,883	$1,494,870	$—	$(15,987)
Expiring 09/18/19	Barclays Bank PLC	AUD	1,520	1,062,705	1,069,479	—	(6,774)
Expiring 09/18/19	Citibank, N.A.	AUD	197	136,124	138,648	—	(2,524)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	10,544	7,386,756	7,420,661	—	(33,905)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	3,252	2,286,320	2,288,880	—	(2,560)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	2,544	1,777,092	1,790,526	—	(13,434)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	2,210	1,540,672	1,555,055	—	(14,383)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	1,360	943,458	957,344	—	(13,886)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	1,328	927,269	934,620	—	(7,351)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	1,295	900,536	911,684	—	(11,148)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	1,256	860,658	883,979	—	(23,321)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	756	527,551	531,960	—	(4,409)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	563	388,130	396,183	—	(8,053)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	147	103,143	103,549	—	(406)
Brazilian Real,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	BRL	5,734	1,431,197	1,490,863	—	(59,666)
Expiring 08/16/19	Goldman Sachs Bank USA	BRL	4,210	1,049,875	1,091,232	—	(41,357)
Expiring 01/03/20	Goldman Sachs & Co. LLC	BRL	9,700	2,447,332	2,482,036	—	(34,704)
Expiring 01/03/20	JPMorgan Chase Bank, N.A.	BRL	954	247,992	244,110	3,882	—
British Pound,
Expiring 07/02/19	BNP Paribas S.A.	GBP	2,836	3,615,320	3,602,333	12,987	—
Expiring 07/02/19	Citibank, N.A.	GBP	915	1,162,596	1,162,248	348	—
Expiring 07/02/19	Citibank, N.A.	GBP	184	232,998	233,720	—	(722)
Expiring 07/02/19	Goldman Sachs Bank USA	GBP	2,029	2,583,132	2,577,269	5,863	—
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	GBP	2,972	3,743,029	3,775,082	—	(32,053)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	GBP	1,945	2,458,426	2,470,571	—	(12,145)
Expiring 07/02/19	Standard Chartered Bank	GBP	15,813	20,014,467	20,085,928	—	(71,461)
Expiring 07/02/19	Standard Chartered Bank	GBP	7,026	8,892,787	8,924,538	—	(31,751)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	473	594,612	600,844	—	(6,232)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	230	290,733	292,164	—	(1,431)
Expiring 07/03/19	Standard Chartered Bank	GBP	481	612,191	611,005	1,186	—
Expiring 07/17/19	Barclays Bank PLC	GBP	919	1,207,519	1,167,629	39,890	—
Expiring 07/17/19	Citibank, N.A.	GBP	180	228,855	228,817	38	—
Expiring 07/17/19	Citibank, N.A.	GBP	110	140,309	139,832	477	—
Expiring 08/02/19	BNP Paribas S.A.	GBP	16,808	21,351,150	21,383,176	—	(32,026)
Expiring 08/02/19	BNP Paribas S.A.	GBP	9,761	12,399,368	12,417,967	—	(18,599)
Expiring 09/12/19	UBS AG	GBP	473	604,023	602,658	1,365	—
Expiring 09/18/19	Barclays Bank PLC	GBP	25,621	32,497,952	32,658,260	—	(160,308)
Expiring 09/18/19	Barclays Bank PLC	GBP	1,647	2,104,865	2,099,079	5,786	—
Expiring 09/18/19	Barclays Bank PLC	GBP	1,189	1,520,427	1,516,047	4,380	—
Expiring 09/18/19	Barclays Bank PLC	GBP	1,147	1,459,144	1,461,582	—	(2,438)
Expiring 09/18/19	Barclays Bank PLC	GBP	638	812,636	813,745	—	(1,109)
Expiring 09/18/19	Barclays Bank PLC	GBP	489	618,205	623,833	—	(5,628)
Expiring 09/18/19	Barclays Bank PLC	GBP	297	376,073	377,973	—	(1,900)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
British Pound (continued),
Expiring 09/18/19	Barclays Bank PLC	GBP	83	$105,797	$105,994	$—	$(197)
Expiring 09/18/19	Barclays Bank PLC	GBP	38	48,544	48,501	43	—
Expiring 09/18/19	Citibank, N.A.	GBP	859	1,097,295	1,094,943	2,352	—
Expiring 09/18/19	Citibank, N.A.	GBP	626	795,001	797,945	—	(2,944)
Expiring 09/18/19	Citibank, N.A.	GBP	435	555,309	554,383	926	—
Expiring 09/18/19	Citibank, N.A.	GBP	430	547,944	547,548	396	—
Expiring 09/18/19	Citibank, N.A.	GBP	424	533,738	540,461	—	(6,723)
Expiring 09/18/19	Citibank, N.A.	GBP	397	506,647	505,431	1,216	—
Expiring 09/18/19	Citibank, N.A.	GBP	213	272,550	271,505	1,045	—
Expiring 09/18/19	Citibank, N.A.	GBP	17	21,659	21,669	—	(10)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	1,952	2,459,537	2,488,388	—	(28,851)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	1,586	2,020,252	2,021,095	—	(843)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	839	1,067,171	1,069,423	—	(2,252)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	620	788,667	790,075	—	(1,408)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	140	178,253	178,273	—	(20)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	103	131,166	131,014	152	—
Canadian Dollar,
Expiring 07/02/19	BNP Paribas S.A.	CAD	3,585	2,671,404	2,737,849	—	(66,445)
Expiring 07/02/19	Citibank, N.A.	CAD	1,188	880,816	907,271	—	(26,455)
Expiring 07/02/19	Citibank, N.A.	CAD	699	525,315	533,824	—	(8,509)
Expiring 07/02/19	Goldman Sachs Bank USA	CAD	500	379,496	381,848	—	(2,352)
Expiring 07/02/19	HSBC Bank PLC	CAD	4,750	3,523,708	3,627,555	—	(103,847)
Expiring 07/03/19	BNP Paribas S.A.	CAD	269	204,334	205,439	—	(1,105)
Expiring 07/03/19	BNP Paribas S.A.	CAD	96	73,467	73,316	151	—
Expiring 07/03/19	Citibank, N.A.	CAD	269	204,028	205,440	—	(1,412)
Expiring 07/03/19	Morgan Stanley Bank, N.A.	CAD	267	199,337	203,911	—	(4,574)
Expiring 07/11/19	JPMorgan Chase Bank, N.A.	CAD	700	525,119	534,705	—	(9,586)
Expiring 07/17/19	Barclays Bank PLC	CAD	910	677,267	695,218	—	(17,951)
Expiring 07/19/19	BNP Paribas S.A.	CAD	100	75,930	76,401	—	(471)
Expiring 07/19/19	HSBC Bank PLC	CAD	100	75,898	76,402	—	(504)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CAD	400	303,578	305,628	—	(2,050)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	400	303,800	305,628	—	(1,828)
Expiring 07/24/19	Citibank, N.A.	CAD	700	531,424	534,875	—	(3,451)
Expiring 07/24/19	Morgan Stanley & Co. International PLC	CAD	200	152,574	152,821	—	(247)
Expiring 07/25/19	BNP Paribas S.A.	CAD	200	151,862	152,825	—	(963)
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CAD	100	76,289	76,413	—	(124)
Expiring 07/26/19	BNP Paribas S.A.	CAD	100	76,396	76,414	—	(18)
Expiring 07/26/19	JPMorgan Chase Bank, N.A.	CAD	100	75,913	76,414	—	(501)
Expiring 07/26/19	Morgan Stanley & Co. International PLC	CAD	200	152,580	152,829	—	(249)
Expiring 07/26/19	Morgan Stanley & Co. International PLC	CAD	100	76,289	76,415	—	(126)
Expiring 07/31/19	JPMorgan Chase Bank, N.A.	CAD	900	687,665	687,795	—	(130)
Expiring 08/02/19	HSBC Bank PLC	CAD	3,919	2,988,489	2,995,059	—	(6,570)
Expiring 08/06/19	Citibank, N.A.	CAD	268	205,109	204,829	280	—
Expiring 09/12/19	BNP Paribas S.A.	CAD	490	369,959	375,044	—	(5,085)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar (continued),
Expiring 09/12/19	UBS AG	CAD	869	$655,409	$664,440	$—	$(9,031)
Expiring 09/12/19	UBS AG	CAD	65	49,389	49,355	34	—
Expiring 09/18/19	Barclays Bank PLC	CAD	33,881	25,594,526	25,911,267	—	(316,741)
Expiring 09/18/19	Barclays Bank PLC	CAD	305	229,664	232,981	—	(3,317)
Expiring 09/18/19	Citibank, N.A.	CAD	1,746	1,302,843	1,335,287	—	(32,444)
Expiring 09/18/19	Citibank, N.A.	CAD	543	403,360	415,270	—	(11,910)
Expiring 09/18/19	Citibank, N.A.	CAD	182	136,346	139,188	—	(2,842)
Expiring 09/18/19	Citibank, N.A.	CAD	6	4,449	4,588	—	(139)
Expiring 09/18/19	Citibank, N.A.	CAD	1	744	765	—	(21)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	16,246	12,058,178	12,424,483	—	(366,305)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	6,488	4,964,214	4,961,452	2,762	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	2,525	1,907,877	1,930,831	—	(22,954)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	2,138	1,614,315	1,635,008	—	(20,693)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	1,683	1,256,436	1,287,195	—	(30,759)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	1,202	916,969	919,156	—	(2,187)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	1,085	825,577	829,998	—	(4,421)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	1,036	777,775	792,012	—	(14,237)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	941	714,840	719,594	—	(4,754)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	400	299,442	305,680	—	(6,238)
Chilean Peso,
Expiring 07/22/19	Goldman Sachs & Co. LLC	CLP	297,856	439,316	439,728	—	(412)
Expiring 09/12/19	Citibank, N.A.	CLP	136,761	197,347	201,913	—	(4,566)
Chinese Renminbi,
Expiring 07/17/19	Barclays Bank PLC	CNH	5,896	876,843	858,059	18,784	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	CNH	13,253	1,966,735	1,928,925	37,810	—
Expiring 09/12/19	Bank of America, N.A.	CNH	447	64,529	64,998	—	(469)
Expiring 09/18/19	HSBC Bank PLC	CNH	22,960	3,304,039	3,339,920	—	(35,881)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	CNH	1,096	157,805	159,433	—	(1,628)
Expiring 09/18/19	Standard Chartered Bank	CNH	858	123,716	124,812	—	(1,096)
Expiring 09/18/19	UBS AG	CNH	672	96,883	97,754	—	(871)
Expiring 10/17/19	Barclays Bank PLC	CNH	13,253	1,923,436	1,927,204	—	(3,768)
Colombian Peso,
Expiring 07/11/19	Citibank, N.A.	COP	336,735	100,000	104,678	—	(4,678)
Expiring 07/17/19	Barclays Bank PLC	COP	2,158,866	637,473	670,787	—	(33,314)
Expiring 07/24/19	Citibank, N.A.	COP	5,153,471	1,618,044	1,600,349	17,695	—
Expiring 07/24/19	Citibank, N.A.	COP	3,732,556	1,171,917	1,159,101	12,816	—
Expiring 09/12/19	Barclays Bank PLC	COP	452,492	136,800	140,148	—	(3,348)
Expiring 09/25/19	Citibank, N.A.	COP	2,645,370	819,000	818,730	270	—
Expiring 09/25/19	HSBC Bank PLC	COP	2,559,140	796,000	792,042	3,958	—
Expiring 10/15/19	BNP Paribas S.A.	COP	336,735	104,835	104,091	744	—
Danish Krone,
Expiring 07/01/19	Barclays Bank PLC	DKK	405	61,194	61,716	—	(522)
Expiring 07/01/19	BNP Paribas S.A.	DKK	46,255	7,022,536	7,048,612	—	(26,076)
Expiring 07/01/19	BNP Paribas S.A.	DKK	1,785	271,562	272,006	—	(444)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Danish Krone (continued),
Expiring 07/01/19	Citibank, N.A.	DKK	5,365	$817,640	$817,542	$98	$—
Expiring 07/01/19	Citibank, N.A.	DKK	3,130	474,642	476,963	—	(2,321)
Expiring 07/01/19	Citibank, N.A.	DKK	2,950	450,248	449,533	715	—
Expiring 07/01/19	Citibank, N.A.	DKK	1,955	297,583	297,911	—	(328)
Expiring 07/01/19	Citibank, N.A.	DKK	1,685	257,043	256,767	276	—
Expiring 07/01/19	Citibank, N.A.	DKK	880	133,420	134,098	—	(678)
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	4,825	732,448	735,254	—	(2,806)
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	510	77,329	77,716	—	(387)
Expiring 09/18/19	Citibank, N.A.	DKK	1,110	167,226	170,301	—	(3,075)
Expiring 09/18/19	Citibank, N.A.	DKK	5	758	767	—	(9)
Expiring 10/01/19	Bank of America, N.A.	DKK	14,856	2,280,385	2,281,654	—	(1,269)
Expiring 10/01/19	BNP Paribas S.A.	DKK	3,575	549,662	549,069	593	—
Expiring 10/01/19	Citibank, N.A.	DKK	52,711	8,078,643	8,095,620	—	(16,977)
Expiring 10/01/19	Citibank, N.A.	DKK	4,570	701,303	701,887	—	(584)
Expiring 10/01/19	Goldman Sachs Bank USA	DKK	2,885	442,884	443,095	—	(211)
Euro,
Expiring 07/02/19	Barclays Bank PLC	EUR	215	243,180	244,746	—	(1,566)
Expiring 07/02/19	BNP Paribas S.A.	EUR	1,046	1,192,700	1,189,813	2,887	—
Expiring 07/02/19	BNP Paribas S.A.	EUR	242	271,424	275,272	—	(3,848)
Expiring 07/02/19	Citibank, N.A.	EUR	14,399	16,080,595	16,378,920	—	(298,325)
Expiring 07/02/19	Citibank, N.A.	EUR	531	604,656	604,007	649	—
Expiring 07/02/19	Goldman Sachs & Co. LLC	EUR	4,417	4,929,207	5,024,240	—	(95,033)
Expiring 07/02/19	Goldman Sachs Bank USA	EUR	10,391	11,596,073	11,819,640	—	(223,567)
Expiring 07/02/19	Goldman Sachs Bank USA	EUR	373	422,429	424,283	—	(1,854)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	EUR	4,577	5,178,214	5,206,283	—	(28,069)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	EUR	625	700,150	710,930	—	(10,780)
Expiring 07/03/19	BNP Paribas S.A.	EUR	786	879,505	893,719	—	(14,214)
Expiring 07/03/19	BNP Paribas S.A.	EUR	294	330,197	334,450	—	(4,253)
Expiring 07/03/19	BNP Paribas S.A.	EUR	176	200,501	200,215	286	—
Expiring 07/05/19	Citibank, N.A.	EUR	85	96,833	96,711	122	—
Expiring 07/17/19	Barclays Bank PLC	EUR	12,555	14,243,627	14,299,978	—	(56,351)
Expiring 07/17/19	BNP Paribas S.A.	EUR	466	525,239	530,749	—	(5,510)
Expiring 07/17/19	BNP Paribas S.A.	EUR	204	228,035	232,345	—	(4,310)
Expiring 07/17/19	Citibank, N.A.	EUR	555	628,379	632,115	—	(3,736)
Expiring 07/17/19	Citibank, N.A.	EUR	440	496,364	501,136	—	(4,772)
Expiring 07/17/19	Citibank, N.A.	EUR	390	438,089	444,188	—	(6,099)
Expiring 07/17/19	Citibank, N.A.	EUR	335	375,955	381,546	—	(5,591)
Expiring 07/17/19	Citibank, N.A.	EUR	311	354,052	354,212	—	(160)
Expiring 07/17/19	Citibank, N.A.	EUR	267	301,068	304,099	—	(3,031)
Expiring 07/17/19	Citibank, N.A.	EUR	230	257,155	261,958	—	(4,803)
Expiring 07/17/19	Citibank, N.A.	EUR	230	257,845	261,957	—	(4,112)
Expiring 07/17/19	Citibank, N.A.	EUR	220	249,773	250,568	—	(795)
Expiring 07/17/19	Citibank, N.A.	EUR	200	228,096	227,789	307	—
Expiring 07/17/19	Citibank, N.A.	EUR	165	185,774	187,927	—	(2,153)
Expiring 07/17/19	Citibank, N.A.	EUR	136	154,410	154,896	—	(486)
Expiring 07/17/19	Goldman Sachs Bank USA	EUR	1,218	1,370,518	1,387,236	—	(16,718)
Expiring 07/17/19	Goldman Sachs Bank USA	EUR	203	230,287	231,206	—	(919)
Expiring 07/17/19	Goldman Sachs Bank USA	EUR	152	171,799	173,120	—	(1,321)
Expiring 07/26/19	Barclays Bank PLC	EUR	400	449,812	455,929	—	(6,117)
Expiring 07/26/19	BNP Paribas S.A.	EUR	810	913,494	923,256	—	(9,762)
Expiring 07/31/19	Citibank, N.A.	EUR	3,200	3,595,311	3,648,928	—	(53,617)
Expiring 08/02/19	Citibank, N.A.	EUR	21,368	24,347,047	24,369,974	—	(22,927)
Expiring 08/02/19	Citibank, N.A.	EUR	10,344	11,785,943	11,797,041	—	(11,098)
Expiring 08/06/19	BNP Paribas S.A.	EUR	716	817,066	816,415	651	—
Expiring 09/12/19	Bank of America, N.A.	EUR	30	34,551	34,684	—	(133)
Expiring 09/12/19	Barclays Bank PLC	EUR	1,030	1,173,646	1,178,141	—	(4,495)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 09/12/19	BNP Paribas S.A.	EUR	161	$184,427	$184,555	$—	$(128)
Expiring 09/12/19	BNP Paribas S.A.	EUR	59	67,202	67,118	84	—
Expiring 09/12/19	Goldman Sachs International	EUR	1,787	2,036,660	2,044,487	—	(7,827)
Expiring 09/12/19	Goldman Sachs International	EUR	258	295,328	295,510	—	(182)
Expiring 09/12/19	Goldman Sachs International	EUR	155	175,275	177,633	—	(2,358)
Expiring 09/12/19	UBS AG	EUR	4,231	4,821,489	4,840,147	—	(18,658)
Expiring 09/12/19	UBS AG	EUR	43	48,738	48,719	19	—
Expiring 09/18/19	Barclays Bank PLC	EUR	228	259,369	261,163	—	(1,794)
Expiring 09/18/19	Citibank, N.A.	EUR	921	1,033,811	1,054,163	—	(20,352)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,012,024	1,028,981	—	(16,957)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,011,542	1,028,982	—	(17,440)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,015,654	1,028,982	—	(13,328)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,015,564	1,028,981	—	(13,417)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,011,511	1,028,982	—	(17,471)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,010,000	1,028,982	—	(18,982)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,010,984	1,028,983	—	(17,999)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,014,937	1,028,984	—	(14,047)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,018,901	1,028,984	—	(10,083)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,021,287	1,028,983	—	(7,696)
Expiring 09/18/19	Citibank, N.A.	EUR	899	1,019,695	1,028,983	—	(9,288)
Expiring 09/18/19	Citibank, N.A.	EUR	842	949,416	963,748	—	(14,332)
Expiring 09/18/19	Citibank, N.A.	EUR	459	521,762	525,684	—	(3,922)
Expiring 09/18/19	Citibank, N.A.	EUR	383	436,228	438,071	—	(1,843)
Expiring 09/18/19	Citibank, N.A.	EUR	149	168,575	170,544	—	(1,969)
Expiring 09/18/19	Citibank, N.A.	EUR	138	156,948	157,703	—	(755)
Expiring 09/18/19	Citibank, N.A.	EUR	134	151,659	152,847	—	(1,188)
Expiring 09/18/19	Citibank, N.A.	EUR	134	152,161	152,846	—	(685)
Expiring 09/18/19	Citibank, N.A.	EUR	130	148,246	148,943	—	(697)
Expiring 09/18/19	Citibank, N.A.	EUR	115	130,963	131,420	—	(457)
Expiring 09/18/19	Citibank, N.A.	EUR	115	130,864	131,420	—	(556)
Expiring 09/18/19	Citibank, N.A.	EUR	100	113,555	113,896	—	(341)
Expiring 09/18/19	Citibank, N.A.	EUR	92	104,799	105,136	—	(337)
Expiring 09/18/19	Citibank, N.A.	EUR	57	64,291	65,234	—	(943)
Expiring 09/18/19	Citibank, N.A.	EUR	4	4,498	4,579	—	(81)
Expiring 09/18/19	Citibank, N.A.	EUR	4	4,526	4,578	—	(52)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	7,280	8,178,102	8,332,474	—	(154,372)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	1,915	2,174,519	2,191,368	—	(16,849)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	1,236	1,407,691	1,414,954	—	(7,263)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	356	404,723	407,011	—	(2,288)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	331	374,770	379,118	—	(4,348)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	251	287,176	287,819	—	(643)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	33	36,729	37,451	—	(722)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	8	8,598	8,715	—	(117)
Expiring 09/18/19	UBS AG	EUR	2,375	2,706,750	2,718,391	—	(11,641)
Expiring 09/18/19	UBS AG	EUR	375	430,208	429,220	988	—
Expiring 09/18/19	UBS AG	EUR	250	285,067	286,146	—	(1,079)
Expiring 09/18/19	UBS AG	EUR	250	282,908	286,146	—	(3,238)
Expiring 09/18/19	UBS AG	EUR	250	286,379	286,146	233	—

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Hong Kong Dollar,
Expiring 08/12/19	HSBC Bank PLC	HKD	18,584	$2,375,794	$2,379,524	$—	$(3,730)
Expiring 08/12/19	Morgan Stanley & Co. International PLC	HKD	3,286	420,104	420,743	—	(639)
Expiring 09/12/19	BNP Paribas S.A.	HKD	632	80,741	80,988	—	(247)
Expiring 09/12/19	Goldman Sachs International	HKD	554	70,680	70,908	—	(228)
Expiring 09/18/19	Citibank, N.A.	HKD	1,329	169,830	170,221	—	(391)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	HKD	1,763	225,234	225,771	—	(537)
Expiring 12/16/19	Barclays Bank PLC	HKD	1,982	253,403	254,003	—	(600)
Expiring 12/16/19	Citibank, N.A.	HKD	3,691	471,675	473,019	—	(1,344)
Expiring 12/16/19	HSBC Bank PLC	HKD	5,329	681,693	682,946	—	(1,253)
Expiring 12/16/19	HSBC Bank PLC	HKD	1,926	246,214	246,826	—	(612)
Expiring 12/16/19	Morgan Stanley & Co. International PLC	HKD	2,314	295,729	296,532	—	(803)
Hungarian Forint,
Expiring 09/12/19	UBS AG	HUF	5,124	18,170	18,123	47	—
Indian Rupee,
Expiring 07/08/19	JPMorgan Chase Bank, N.A.	INR	146,288	2,085,501	2,116,581	—	(31,080)
Expiring 07/17/19	Barclays Bank PLC	INR	467,261	6,729,380	6,752,940	—	(23,560)
Expiring 07/17/19	Barclays Bank PLC	INR	93,300	1,320,277	1,348,388	—	(28,111)
Expiring 07/17/19	Barclays Bank PLC	INR	15,100	213,539	218,228	—	(4,689)
Expiring 07/31/19	BNP Paribas S.A.	INR	4,494	63,000	64,829	—	(1,829)
Expiring 09/09/19	Barclays Bank PLC	INR	31,150	414,692	447,052	—	(32,360)
Expiring 09/12/19	BNP Paribas S.A.	INR	74	1,054	1,057	—	(3)
Expiring 09/27/19	JPMorgan Chase Bank, N.A.	INR	55,804	795,500	799,070	—	(3,570)
Expiring 10/18/19	BNP Paribas S.A.	INR	60,821	864,423	868,522	—	(4,099)
Expiring 10/18/19	HSBC Bank PLC	INR	33,004	449,000	471,294	—	(22,294)
Expiring 10/18/19	HSBC Bank PLC	INR	17,786	242,000	253,985	—	(11,985)
Expiring 04/27/20	Goldman Sachs & Co. LLC	INR	153,144	2,110,876	2,133,038	—	(22,162)
Expiring 05/04/20	HSBC Bank PLC	INR	76,291	1,061,931	1,061,649	282	—
Expiring 05/04/20	JPMorgan Chase Bank, N.A.	INR	76,159	1,056,883	1,059,809	—	(2,926)
Indonesian Rupiah,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	IDR	2,400,000	166,922	169,552	—	(2,630)
Expiring 07/17/19	Bank of America, N.A.	IDR	33,239,486	2,335,053	2,347,717	—	(12,664)
Expiring 07/17/19	Bank of America, N.A.	IDR	29,180,836	2,037,768	2,061,053	—	(23,285)
Expiring 07/17/19	Bank of America, N.A.	IDR	4,040,568	282,025	285,387	—	(3,362)
Expiring 07/17/19	Citibank, N.A.	IDR	8,336,491	576,840	588,809	—	(11,969)
Expiring 09/18/19	HSBC Bank PLC	IDR	1,130,283	77,000	79,257	—	(2,257)
Expiring 10/17/19	Barclays Bank PLC	IDR	63,677,643	4,434,067	4,450,647	—	(16,580)
Israeli Shekel,
Expiring 09/12/19	Bank of America, N.A.	ILS	263	73,847	74,023	—	(176)
Japanese Yen,
Expiring 07/02/19	Citibank, N.A.	JPY	10,100	92,706	93,709	—	(1,003)
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	JPY	94,600	871,759	877,709	—	(5,950)
Expiring 07/02/19	UBS AG	JPY	270,300	2,511,319	2,507,873	3,446	—
Expiring 07/03/19	BNP Paribas S.A.	JPY	21,401	200,300	198,576	1,724	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	44,337	408,719	411,396	—	(2,677)
Expiring 07/03/19	Standard Chartered Bank	JPY	120,400	1,109,712	1,117,173	—	(7,461)
Expiring 07/17/19	BNP Paribas S.A.	JPY	16,000	148,475	148,627	—	(152)
Expiring 07/17/19	Citibank, N.A.	JPY	1,377,533	12,446,087	12,796,229	—	(350,142)
Expiring 07/17/19	Citibank, N.A.	JPY	16,000	149,252	148,628	624	—
Expiring 08/02/19	HSBC Bank PLC	JPY	10,100	94,075	93,938	137	—
Expiring 08/06/19	BNP Paribas S.A.	JPY	109,220	1,017,066	1,016,126	940	—
Expiring 09/12/19	Goldman Sachs International	JPY	9,888	92,269	92,240	29	—
Expiring 09/12/19	UBS AG	JPY	238,122	2,208,171	2,221,230	—	(13,059)
Expiring 09/12/19	UBS AG	JPY	3,112	29,080	29,028	52	—

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen (continued),
Expiring 09/18/19	Citibank, N.A.	JPY	153,665	$1,410,346	$1,434,003	$—	$(23,657)
Expiring 09/18/19	Citibank, N.A.	JPY	68,041	621,546	634,958	—	(13,412)
Expiring 09/18/19	Citibank, N.A.	JPY	68,041	622,206	634,958	—	(12,752)
Expiring 09/18/19	Citibank, N.A.	JPY	68,041	626,467	634,958	—	(8,491)
Expiring 09/18/19	Citibank, N.A.	JPY	68,041	626,762	634,959	—	(8,197)
Expiring 09/18/19	Citibank, N.A.	JPY	68,041	626,312	634,959	—	(8,647)
Expiring 09/18/19	Citibank, N.A.	JPY	68,041	634,293	634,958	—	(665)
Expiring 09/18/19	Citibank, N.A.	JPY	68,041	635,461	634,958	503	—
Expiring 09/18/19	Citibank, N.A.	JPY	68,041	632,004	634,958	—	(2,954)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	3,218,620	29,591,156	30,036,200	—	(445,044)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	130,728	1,226,661	1,219,955	6,706	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	53,698	499,240	501,115	—	(1,875)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	18,672	174,812	174,251	561	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	11,744	108,881	109,594	—	(713)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	11,388	106,500	106,273	227	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	6,521	60,480	60,856	—	(376)
Expiring 09/18/19	UBS AG	JPY	50,000	463,908	466,601	—	(2,693)
Mexican Peso,
Expiring 07/17/19	Citibank, N.A.	MXN	98,148	5,033,376	5,097,216	—	(63,840)
Expiring 07/17/19	Citibank, N.A.	MXN	11,790	619,672	612,300	7,372	—
Expiring 07/17/19	Citibank, N.A.	MXN	10,895	566,737	565,819	918	—
Expiring 07/17/19	Citibank, N.A.	MXN	804	42,259	41,751	508	—
Expiring 07/29/19	Barclays Bank PLC	MXN	971	50,000	50,332	—	(332)
Expiring 08/14/19	Barclays Bank PLC	MXN	1,546	77,817	79,899	—	(2,082)
Expiring 08/14/19	Citibank, N.A.	MXN	26,631	1,345,931	1,376,313	—	(30,382)
Expiring 08/14/19	Citibank, N.A.	MXN	11,174	562,076	577,482	—	(15,406)
Expiring 08/14/19	Citibank, N.A.	MXN	5,632	284,641	291,066	—	(6,425)
Expiring 08/14/19	Citibank, N.A.	MXN	2,999	151,728	154,991	—	(3,263)
Expiring 08/14/19	Goldman Sachs & Co. LLC	MXN	6,986	351,476	361,043	—	(9,567)
Expiring 08/14/19	Goldman Sachs & Co. LLC	MXN	3,325	167,841	171,838	—	(3,997)
Expiring 09/27/19	Citibank, N.A.	MXN	15,598	799,200	800,219	—	(1,019)
Expiring 10/09/19	HSBC Bank PLC	MXN	16,587	853,114	849,285	3,829	—
New Taiwanese Dollar,
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	TWD	63,496	2,064,789	2,046,726	18,063	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	TWD	63,496	2,059,632	2,056,937	2,695	—
Expiring 11/21/19	Bank of America, N.A.	TWD	8,740	278,681	283,612	—	(4,931)
Expiring 11/21/19	HSBC Bank PLC	TWD	22,207	709,407	720,602	—	(11,195)
Expiring 11/21/19	HSBC Bank PLC	TWD	17,920	572,554	581,496	—	(8,942)
Expiring 11/21/19	HSBC Bank PLC	TWD	8,143	260,139	264,244	—	(4,105)
Expiring 11/21/19	HSBC Bank PLC	TWD	5,877	187,656	190,709	—	(3,053)
Expiring 11/21/19	HSBC Bank PLC	TWD	2,176	69,481	70,611	—	(1,130)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	4,168	133,227	135,252	—	(2,025)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	3,315	105,641	107,572	—	(1,931)
Expiring 11/21/19	Standard Chartered Bank	TWD	11,173	356,999	362,563	—	(5,564)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
New Zealand Dollar,
Expiring 07/02/19	BNP Paribas S.A.	NZD	1,876	$1,231,732	$1,260,415	$—	$(28,683)
Expiring 07/03/19	HSBC Bank PLC	NZD	617	408,550	414,550	—	(6,000)
Expiring 07/03/19	UBS AG	NZD	1,225	811,145	823,052	—	(11,907)
Expiring 09/12/19	Bank of America, N.A.	NZD	67	43,923	44,822	—	(899)
Expiring 09/18/19	Barclays Bank PLC	NZD	6,466	4,301,024	4,350,850	—	(49,826)
Expiring 09/18/19	Barclays Bank PLC	NZD	649	427,592	436,720	—	(9,128)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	4,713	3,114,205	3,171,410	—	(57,205)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	4,551	3,043,303	3,062,073	—	(18,770)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	2,239	1,475,219	1,506,623	—	(31,404)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	1,895	1,263,307	1,274,788	—	(11,481)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	845	561,037	568,331	—	(7,294)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	550	363,392	369,729	—	(6,337)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	419	278,232	281,903	—	(3,671)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	254	169,131	171,021	—	(1,890)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	199	130,602	133,894	—	(3,292)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	146	96,741	98,073	—	(1,332)
Norwegian Krone,
Expiring 07/02/19	Citibank, N.A.	NOK	8,240	968,563	966,085	2,478	—
Expiring 07/03/19	Citibank, N.A.	NOK	5,731	655,445	671,945	—	(16,500)
Expiring 07/03/19	Morgan Stanley & Co. International PLC	NOK	6,932	817,092	812,759	4,333	—
Expiring 07/17/19	Citibank, N.A.	NOK	5,350	614,646	627,579	—	(12,933)
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	NOK	5,169	593,739	606,346	—	(12,607)
Expiring 08/06/19	BNP Paribas S.A.	NOK	5,161	605,998	605,779	219	—
Expiring 09/12/19	UBS AG	NOK	162	18,861	19,078	—	(217)
Expiring 09/18/19	Barclays Bank PLC	NOK	493,643	57,267,186	58,000,138	—	(732,952)
Expiring 09/18/19	Barclays Bank PLC	NOK	23,944	2,819,242	2,813,230	6,012	—
Expiring 09/18/19	Barclays Bank PLC	NOK	12,277	1,419,209	1,442,517	—	(23,308)
Expiring 09/18/19	Citibank, N.A.	NOK	14,226	1,643,805	1,671,470	—	(27,665)
Expiring 09/18/19	Citibank, N.A.	NOK	10,325	1,183,852	1,213,141	—	(29,289)
Expiring 09/18/19	Citibank, N.A.	NOK	10,325	1,192,039	1,213,141	—	(21,102)
Expiring 09/18/19	Citibank, N.A.	NOK	10,325	1,182,957	1,213,141	—	(30,184)
Expiring 09/18/19	Citibank, N.A.	NOK	10,325	1,180,388	1,213,141	—	(32,753)
Expiring 09/18/19	Citibank, N.A.	NOK	10,325	1,188,000	1,213,141	—	(25,141)
Expiring 09/18/19	Citibank, N.A.	NOK	10,325	1,189,774	1,213,140	—	(23,366)
Expiring 09/18/19	Citibank, N.A.	NOK	10,325	1,193,524	1,213,141	—	(19,617)
Expiring 09/18/19	Citibank, N.A.	NOK	8,913	1,024,421	1,047,266	—	(22,845)
Expiring 09/18/19	Citibank, N.A.	NOK	1,412	162,182	165,874	—	(3,692)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	81,803	9,648,564	9,611,322	37,242	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	53,781	6,176,844	6,318,923	—	(142,079)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	36,616	4,326,656	4,302,173	24,483	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	19,765	2,287,677	2,322,279	—	(34,602)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	18,845	2,203,122	2,214,208	—	(11,086)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	14,845	1,713,977	1,744,163	—	(30,186)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	8,822	1,011,408	1,036,516	—	(25,108)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	2,750	315,149	323,077	—	(7,928)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	1,844	212,090	216,696	—	(4,606)
Peruvian Nuevo Sol,
Expiring 07/15/19	Citibank, N.A.	PEN	1,523	456,468	462,210	—	(5,742)
Expiring 08/01/19	BNP Paribas S.A.	PEN	2,909	871,820	881,991	—	(10,171)
Expiring 09/03/19	Goldman Sachs & Co. LLC	PEN	97	29,000	29,393	—	(393)
Expiring 09/12/19	BNP Paribas S.A.	PEN	464	138,581	140,441	—	(1,860)
Expiring 09/17/19	Citibank, N.A.	PEN	1,115	337,181	337,345	—	(164)
Expiring 10/09/19	BNP Paribas S.A.	PEN	1,555	461,777	470,038	—	(8,261)
Expiring 10/09/19	BNP Paribas S.A.	PEN	404	119,953	122,099	—	(2,146)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Russian Ruble,
Expiring 07/15/19	Bank of America, N.A.	RUB	112,373	$1,703,862	$1,772,589	$—	$(68,727)
Expiring 07/15/19	BNP Paribas S.A.	RUB	12,261	194,000	193,405	595	—
Expiring 07/17/19	Bank of America, N.A.	RUB	76,158	1,206,612	1,200,973	5,639	—
Expiring 07/17/19	Bank of America, N.A.	RUB	61,790	964,847	974,393	—	(9,546)
Expiring 07/17/19	Barclays Bank PLC	RUB	81,890	1,306,217	1,291,364	14,853	—
Expiring 07/17/19	Citibank, N.A.	RUB	60,170	959,764	948,850	10,914	—
Expiring 07/17/19	Citibank, N.A.	RUB	50,607	777,064	798,042	—	(20,978)
Expiring 07/17/19	Goldman Sachs Bank USA	RUB	113,540	1,745,814	1,790,466	—	(44,652)
Expiring 07/17/19	Goldman Sachs Bank USA	RUB	45,980	711,919	725,081	—	(13,162)
Expiring 07/17/19	Goldman Sachs Bank USA	RUB	17,330	269,791	273,286	—	(3,495)
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	RUB	28,333	446,324	446,798	—	(474)
Expiring 07/17/19	Morgan Stanley Capital Services LLC	RUB	96,373	1,500,206	1,519,757	—	(19,551)
Expiring 07/17/19	Morgan Stanley Capital Services LLC	RUB	55,868	870,255	881,013	—	(10,758)
Expiring 07/26/19	Citibank, N.A.	RUB	2,296	35,000	36,160	—	(1,160)
Expiring 08/30/19	Goldman Sachs & Co. LLC	RUB	96,547	1,466,387	1,512,514	—	(46,127)
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	18,934	5,042,612	5,046,794	—	(4,182)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	1,102	805,042	815,466	—	(10,424)
Expiring 09/18/19	Barclays Bank PLC	SGD	7,971	5,820,292	5,899,119	—	(78,827)
Expiring 09/18/19	Barclays Bank PLC	SGD	5,659	4,186,582	4,188,132	—	(1,550)
Expiring 09/18/19	Barclays Bank PLC	SGD	5,279	3,872,527	3,906,823	—	(34,296)
Expiring 09/18/19	Barclays Bank PLC	SGD	4,635	3,428,521	3,429,895	—	(1,374)
Expiring 09/18/19	Barclays Bank PLC	SGD	3,502	2,568,382	2,591,626	—	(23,244)
Expiring 09/18/19	Barclays Bank PLC	SGD	2,106	1,544,630	1,558,319	—	(13,689)
Expiring 09/18/19	Barclays Bank PLC	SGD	304	222,293	224,616	—	(2,323)
Expiring 09/18/19	Barclays Bank PLC	SGD	64	46,799	47,244	—	(445)
Expiring 09/18/19	Citibank, N.A.	SGD	56	40,634	41,441	—	(807)
Expiring 09/18/19	Citibank, N.A.	SGD	56	40,732	41,440	—	(708)
Expiring 09/18/19	Citibank, N.A.	SGD	56	40,642	41,441	—	(799)
Expiring 09/18/19	Citibank, N.A.	SGD	56	41,051	41,442	—	(391)
Expiring 09/18/19	HSBC Bank PLC	SGD	1,568	1,147,499	1,160,362	—	(12,863)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	18,923	13,743,001	14,003,433	—	(260,432)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	4,147	3,037,470	3,069,158	—	(31,688)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	3,820	2,796,244	2,826,781	—	(30,537)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	3,144	2,295,375	2,326,529	—	(31,154)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	2,579	1,902,355	1,908,696	—	(6,341)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	2,343	1,701,834	1,734,187	—	(32,353)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	1,962	1,450,665	1,452,087	—	(1,422)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	933	687,925	690,766	—	(2,841)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	820	598,737	606,591	—	(7,854)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	591	433,567	437,572	—	(4,005)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	498	361,659	368,678	—	(7,019)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	456	334,907	337,672	—	(2,765)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	63	45,887	46,375	—	(488)
South African Rand,
Expiring 07/08/19	Citibank, N.A.	ZAR	1,548	104,179	109,764	—	(5,585)
Expiring 07/17/19	Goldman Sachs Bank USA	ZAR	37,295	2,603,519	2,641,433	—	(37,914)
South Korean Won,
Expiring 07/17/19	Goldman Sachs Bank USA	KRW	1,594,720	1,397,786	1,381,924	15,862	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	KRW	3,034,238	2,676,521	2,629,357	47,164	—
Expiring 07/24/19	Citibank, N.A.	KRW	448,525	385,000	388,757	—	(3,757)
Expiring 07/24/19	JPMorgan Chase Bank, N.A.	KRW	147,930	127,000	128,217	—	(1,217)
Expiring 09/18/19	Bank of America, N.A.	KRW	260,375	226,000	226,087	—	(87)
Expiring 09/18/19	BNP Paribas S.A.	KRW	1,591,538	1,342,391	1,381,956	—	(39,565)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
South Korean Won (continued),
Expiring 09/18/19	Goldman Sachs & Co. LLC	KRW	141,985	$121,000	$123,287	$—	$(2,287)
Expiring 09/18/19	Goldman Sachs & Co. LLC	KRW	49,570	43,000	43,043	—	(43)
Expiring 09/18/19	UBS AG	KRW	513,308	445,000	445,712	—	(712)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	KRW	4,628,958	4,017,147	4,023,397	—	(6,250)
Swedish Krona,
Expiring 07/02/19	BNP Paribas S.A.	SEK	390	41,448	42,011	—	(563)
Expiring 07/02/19	Standard Chartered Bank	SEK	109,085	11,400,214	11,750,762	—	(350,548)
Expiring 07/03/19	Citibank, N.A.	SEK	7,664	815,341	825,640	—	(10,299)
Expiring 07/03/19	UBS AG	SEK	9,503	1,025,021	1,023,799	1,222	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	SEK	6,394	665,310	689,558	—	(24,248)
Expiring 08/02/19	Standard Chartered Bank	SEK	91,585	9,898,930	9,889,400	9,530	—
Expiring 09/12/19	UBS AG	SEK	608	64,735	65,786	—	(1,051)
Expiring 09/18/19	Barclays Bank PLC	SEK	88,094	9,341,075	9,542,857	—	(201,782)
Expiring 09/18/19	Barclays Bank PLC	SEK	64,928	7,042,389	7,033,460	8,929	—
Expiring 09/18/19	Barclays Bank PLC	SEK	49,961	5,410,321	5,412,054	—	(1,733)
Expiring 09/18/19	Citibank, N.A.	SEK	4,388	458,171	475,350	—	(17,179)
Expiring 09/18/19	Citibank, N.A.	SEK	4,388	459,017	475,350	—	(16,333)
Expiring 09/18/19	Citibank, N.A.	SEK	4,388	460,317	475,350	—	(15,033)
Expiring 09/18/19	Citibank, N.A.	SEK	4,388	462,920	475,350	—	(12,430)
Expiring 09/18/19	Citibank, N.A.	SEK	4,388	466,426	475,350	—	(8,924)
Expiring 09/18/19	Citibank, N.A.	SEK	4,388	467,958	475,350	—	(7,392)
Expiring 09/18/19	Citibank, N.A.	SEK	4,388	468,758	475,350	—	(6,592)
Expiring 09/18/19	Citibank, N.A.	SEK	3,710	388,607	401,896	—	(13,289)
Expiring 09/18/19	Citibank, N.A.	SEK	1,222	129,945	132,375	—	(2,430)
Expiring 09/18/19	Citibank, N.A.	SEK	678	70,997	73,454	—	(2,457)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	141,322	14,940,021	15,308,903	—	(368,882)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	32,978	3,574,967	3,572,439	2,528	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	29,832	3,216,118	3,231,598	—	(15,480)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	17,381	1,885,194	1,882,868	2,326	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	11,859	1,256,884	1,284,618	—	(27,734)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	11,846	1,263,383	1,283,187	—	(19,804)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	10,203	1,089,841	1,105,230	—	(15,389)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	2,594	276,847	281,025	—	(4,178)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	2,136	225,336	231,426	—	(6,090)
Expiring 09/18/19	UBS AG	SEK	2,000	210,896	216,653	—	(5,757)
Swiss Franc,
Expiring 07/02/19	BNP Paribas S.A.	CHF	80	80,586	81,982	—	(1,396)
Expiring 07/02/19	Goldman Sachs & Co. LLC	CHF	1,908	1,895,215	1,954,815	—	(59,600)
Expiring 07/03/19	BNP Paribas S.A.	CHF	392	402,788	401,752	1,036	—
Expiring 07/03/19	Citibank, N.A.	CHF	562	563,594	575,980	—	(12,386)
Expiring 07/03/19	Goldman Sachs & Co. LLC	CHF	194	199,872	198,826	1,046	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	442	441,466	452,996	—	(11,530)
Expiring 07/03/19	Morgan Stanley & Co. International PLC	CHF	208	208,609	213,174	—	(4,565)
Expiring 08/02/19	HSBC Bank PLC	CHF	1,223	1,254,980	1,256,586	—	(1,606)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	CHF	990	1,018,552	1,017,935	617	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Swiss Franc (continued),
Expiring 09/12/19	UBS AG	CHF	118	$120,269	$122,125	$—	$(1,856)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,798,185	1,855,019	—	(56,834)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,798,468	1,855,018	—	(56,550)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,810,946	1,855,018	—	(44,072)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,807,552	1,855,019	—	(47,467)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,804,325	1,855,018	—	(50,693)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,800,441	1,855,018	—	(54,577)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,804,705	1,855,018	—	(50,313)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,819,052	1,855,019	—	(35,967)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,825,119	1,855,019	—	(29,900)
Expiring 09/18/19	Citibank, N.A.	CHF	1,797	1,836,267	1,855,020	—	(18,753)
Expiring 09/18/19	Citibank, N.A.	CHF	1,726	1,731,414	1,781,082	—	(49,668)
Expiring 09/18/19	Citibank, N.A.	CHF	1,407	1,431,120	1,452,531	—	(21,411)
Expiring 09/18/19	Citibank, N.A.	CHF	938	954,101	968,355	—	(14,254)
Expiring 09/18/19	Citibank, N.A.	CHF	880	893,337	907,832	—	(14,495)
Expiring 09/18/19	Citibank, N.A.	CHF	704	716,359	726,267	—	(9,908)
Expiring 09/18/19	Citibank, N.A.	CHF	352	357,774	363,131	—	(5,357)
Expiring 09/18/19	Citibank, N.A.	CHF	352	359,492	363,131	—	(3,639)
Expiring 09/18/19	Citibank, N.A.	CHF	305	310,510	314,714	—	(4,204)
Expiring 09/18/19	Citibank, N.A.	CHF	293	299,199	302,611	—	(3,412)
Expiring 09/18/19	Citibank, N.A.	CHF	281	286,546	290,505	—	(3,959)
Expiring 09/18/19	Citibank, N.A.	CHF	273	277,721	281,446	—	(3,725)
Expiring 09/18/19	Citibank, N.A.	CHF	273	276,962	281,447	—	(4,485)
Expiring 09/18/19	Citibank, N.A.	CHF	273	277,658	281,446	—	(3,788)
Expiring 09/18/19	Citibank, N.A.	CHF	235	238,540	242,087	—	(3,547)
Expiring 09/18/19	Citibank, N.A.	CHF	235	238,733	242,088	—	(3,355)
Expiring 09/18/19	Citibank, N.A.	CHF	235	238,644	242,087	—	(3,443)
Expiring 09/18/19	Citibank, N.A.	CHF	155	158,201	160,402	—	(2,201)
Expiring 09/18/19	Citibank, N.A.	CHF	72	71,880	73,937	—	(2,057)
Expiring 09/18/19	Citibank, N.A.	CHF	6	6,059	6,192	—	(133)
Turkish Lira,
Expiring 07/05/19	UBS AG	TRY	4,490	753,771	772,362	—	(18,591)
Expiring 07/17/19	Citibank, N.A.	TRY	3,182	507,949	543,599	—	(35,650)

				$876,151,449	$885,336,604	445,361	(9,630,516)

						$8,389,055	$(9,888,207)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/26/19	Buy	EUR	1,165	RON	5,632	$—	$(27,725)	Morgan Stanley & Co. International PLC
07/26/19	Buy	RON	4,592	EUR	969	1,007	—	JPMorgan Chase Bank, N.A.
09/05/19	Buy	EUR	101	TRY	687	1,299	—	Goldman Sachs & Co. LLC
09/05/19	Buy	TRY	176	EUR	26	—	(412)	BNP Paribas S.A.
09/05/19	Buy	TRY	509	EUR	75	—	(1,082)	Citibank, N.A.
10/22/19	Buy	EUR	319	RON	1,523	485	—	Goldman Sachs & Co. LLC
10/22/19	Buy	EUR	960	RON	4,592	—	(776)	JPMorgan Chase Bank, N.A.
03/16/20	Buy	EUR	152	RON	755	—	(3,797)	BNP Paribas S.A.
03/16/20	Buy	EUR	153	RON	760	—	(3,798)	Citibank, N.A.
03/16/20	Buy	EUR	153	RON	762	—	(3,926)	Morgan Stanley & Co. International PLC
03/16/20	Buy	EUR	866	RON	175	—	(4,183)	Natwest Markets PLC
03/16/20	Buy	RON	524	EUR	108	10	—	Morgan Stanley & Co. International PLC
03/16/20	Buy	RON	1,076	EUR	221	269	—	Citibank, N.A.
03/16/20	Buy	RON	1,523	EUR	314	—	(777)	Goldman Sachs & Co. LLC

						$3,070	$(46,476)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	150	0.173%	$2,469	$2,165	$(304)
Daimler AG	12/20/20	1.000%(Q)	EUR	100	0.173%	1,646	1,443	(203)
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	100	0.571%	258	272	14
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		400	1.204%	69,247	44,227	(25,020)
General Electric Co.	12/20/20	1.000%(Q)		100	0.244%	(2,899)	1,528	4,427
General Electric Co.	12/20/23	1.000%(Q)		100	0.809%	(6,657)	1,355	8,012
Marks & Spencer Group PLC	06/20/23	1.000%(Q)	EUR	300	1.383%	(8,988)	(5,039)	3,949

						$55,076	$45,951	$(9,125)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$(31,874)	$(43,077)	$11,203	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(26,562)	(35,067)	8,505	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	800	(21,249)	(27,863)	6,614	Barclays Bank PLC
Japan Govt.	06/20/22	(1.000)%(Q)	500	(13,281)	(17,295)	4,014	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	100	(2,657)	(3,457)	800	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	900	(23,555)	(17,376)	(6,179)	Goldman Sachs International
People’s Republic of China	06/20/23	(1.000)%(Q)	400	(10,469)	(7,629)	(2,840)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(50,127)	(41,217)	(8,910)	BNP Paribas S.A.
Republic of Korea	06/20/23	(1.000)%(Q)	800	(23,589)	(20,477)	(3,112)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	400	(11,794)	(9,978)	(1,816)	HSBC Bank USA, N.A.
Saudi International Bond	12/20/22	1.000%(Q)	3,500	(48,879)	5,381	(54,260)	Barclays Bank PLC
Unted Mexican States	12/20/23	(1.000)%(Q)	2,400	(477)	22,269	(22,746)	Barclays Bank PLC
Unted Mexican States	12/20/23	(1.000)%(Q)	300	(60)	2,668	(2,728)	Goldman Sachs International
Unted Mexican States	12/20/23	(1.000)%(Q)	300	(60)	2,555	(2,615)	HSBC Bank USA, N.A.
Unted Mexican States	12/20/23	(1.000)%(Q)	100	(20)	841	(861)	Bank of America, N.A.
Unted Mexican States	12/20/23	(1.000)%(Q)	100	(20)	994	(1,014)	BNP Paribas S.A.

				$(264,673)	$(188,728)	$(75,945)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Republic of South Africa	06/20/23	1.000%(Q)	200	1.389%	$(2,879)	$(10,045)	$7,166	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/24	1.000%(Q)	400	1.673%	(12,338)	(17,703)	5,365	Goldman Sachs International

					$(15,217)	$(27,748)	$12,531

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.NA.HY.31	12/20/23	5.000%(Q)		3,104	$(173,157)	$(259,287)	$(86,130)
CDX.NA.HY.32	06/20/24	5.000%(Q)		1,100	(83,495)	(83,948)	(453)
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)		260	(19,149)	(19,977)	(828)
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)		15,800	75,522	37,730	(37,792)
iTraxx Europe Senior Financials Series 28.V1	12/20/22	1.000%(Q)	EUR	11,900	(329,900)	(304,971)	24,929
iTraxx Europe Senior Financials Series 30.V1	12/20/23	1.000%(Q)	EUR	3,000	(5,094)	(66,387)	(61,293)
iTraxx Europe Series S8.V1	12/20/22	1.000%(Q)	EUR	400	(12,072)	(11,387)	685

					$(547,345)	$(708,227)	$(160,882)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.31	06/20/24	1.000%(Q)		300	1.691%	$(9,900)	$(9,373)	$527
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)		3,470	0.546%	72,748	75,275	2,527
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)		5,200	0.546%	102,609	124,376	21,767
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)		8,020	1.032%	(92,488)	(19,151)	73,337
iTraxx Europe Crossover S31.V1	06/20/24	5.000%(Q)	EUR	400	2.530%	50,193	51,998	1,805

						$123,162	$223,125	$99,963

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	*	$13,964	$(63,017)	$76,981	Goldman Sachs International

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,620	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	$1,854	$(26,044)	$(27,898)
EUR	900	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(148)	(8,872)	(8,724)
EUR	760	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	48	50,808	50,760
EUR	50	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	405	8,758	8,353
EUR	15	03/15/39	1.570%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	1,184	1,184

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Inflation swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
EUR	300	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$1,008	$78,492	$77,484
EUR	240	11/15/48	1.945%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	63,592	63,592
GBP	220	11/15/28	3.603%(T)	U.K. Retail Price Index(2)(T)	—	2,840	2,840
GBP	100	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	1,709	1,709
GBP	510	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	17,673	2,773	(14,900)
GBP	80	04/15/31	3.140%(T)	U.K. Retail Price Index(2)(T)	(8,478)	(7,959)	519
GBP	4,020	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(488,894)	(475,620)	13,274
GBP	70	10/15/31	3.530%(T)	U.K. Retail Price Index(2)(T)	1,911	(202)	(2,113)
GBP	2,460	09/15/32	3.470%(T)	U.K. Retail Price Index(2)(T)	(909)	(36,660)	(35,751)
GBP	310	09/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	242	(4,114)	(4,356)
GBP	500	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	—	7,614	7,614
GBP	300	04/15/35	3.357%(T)	U.K. Retail Price Index(2)(T)	(9,594)	(5,675)	3,919
GBP	330	06/15/39	3.590%(T)	U.K. Retail Price Index(2)(T)	—	2,559	2,559
GBP	280	06/15/39	3.580%(T)	U.K. Retail Price Index(2)(T)	283	1,029	746
GBP	860	06/15/39	3.600%(T)	U.K. Retail Price Index(2)(T)	548	10,185	9,637
	1,700	07/15/20	2.168%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(9,735)	(9,735)
	8,980	07/15/20	1.721%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(11,392)	(11,392)
	800	11/23/20	2.027%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(2,127)	(2,127)
	700	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(1,774)	(1,774)
	300	03/14/21	1.875%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(510)	(510)
	9,900	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(26,068)	(26,068)
	600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	20,308	12,171	(8,137)
	460	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	13,855	7,324	(6,531)
	600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(5,241)	(5,241)
	3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(65,661)	(65,661)
	2,530	04/13/23	2.220%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(59,137)	(59,137)
	1,200	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(198)	(31,223)	(31,025)
	500	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(12,814)	(12,814)
	760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(21,448)	(21,448)
	1,900	08/30/26	1.762%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(93,215)	(29,277)	63,938
	1,100	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	16,405	16,405
	570	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	13,254	13,254
	600	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	11,893	11,893
	1,300	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	27,139	27,139
	1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,645	76,112	72,467
	750	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	37,898	37,898
	500	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	24,867	24,867
	760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	38,675	38,675
	200	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(38)	10,007	10,045

					$(539,694)	$(334,265)	$205,429

Inflation swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(88,698)	$—	$(88,698)	Deutsche Bank AG
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	42,480	—	42,480	Bank of America, N.A.

				$(46,218)	$—	$(46,218)

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	47,900	01/02/20	6.370%(T)	1 Day BROIS(1)(T)	$(30)	$(22,611)	$(22,581)
BRL	74,800	01/02/20	6.450%(T)	1 Day BROIS(1)(T)	(996)	45,504	46,500
BRL	400	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	394	6,379	5,985
CAD	5,300	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	91,993	246,314	154,321
CAD	4,000	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	13,699	464,912	451,213
CAD	2,400	03/07/49	2.565%(S)	3 Month CDOR(2)(S)	(25)	204,942	204,967
CZK	5,900	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	7,517	7,517
EUR	4,400	09/18/21	0.000%(A)	6 Month EURIBOR(2)(S)	11,284	39,144	27,860
EUR	13,100	12/18/21	0.000%(A)	6 Month EURIBOR(1)(S)	(109,567)	(116,980)	(7,413)
EUR	16,400	09/18/24	0.250%(A)	6 Month EURIBOR(2)(S)	68,259	435,481	367,222
EUR	11,400	12/18/24	0.000%(A)	6 Month EURIBOR(2)(S)	68,586	121,702	53,116
EUR	9,400	03/08/29	1.000%(A)	6 Month EURIBOR(2)(S)	44,871	253,690	208,819
EUR	8,500	06/19/29	1.310%(A)	6 Month EURIBOR(2)(S)	277,177	357,710	80,533
EUR	400	09/18/29	0.750%(A)	6 Month EURIBOR(1)(S)	(22,604)	(25,174)	(2,570)
EUR	8,700	12/18/29	0.500%(A)	6 Month EURIBOR(2)(S)	167,010	264,659	97,649
EUR	443	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	(1,393)	(110,531)	(109,138)
EUR	2,100	09/18/49	1.250%(A)	6 Month EURIBOR(2)(S)	148,210	347,824	199,614
EUR	200	12/18/49	1.000%(A)	6 Month EURIBOR(2)(S)	15,699	16,500	801
GBP	100	12/18/20	1.500%(A)	3 Month GBP LIBOR(2)(Q)	284	927	643
GBP	8,800	09/18/21	1.000%(S)	6 Month GBP LIBOR(2)(S)	(31,885)	37,029	68,914
GBP	1,474	10/26/21	1.271%(S)	6 Month GBP LIBOR(1)(S)	717	(16,183)	(16,900)
GBP	6,960	10/30/21	1.385%(A)	3 Month GBP LIBOR(1)(A)	(2,467)	(54,939)	(52,472)
GBP	100	12/16/21	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(44)	(922)	(878)
GBP	500	09/18/24	1.250%(S)	6 Month GBP LIBOR(2)(S)	48	12,875	12,827
GBP	6,700	12/18/24	1.000%(S)	6 Month GBP LIBOR(2)(S)	27,140	34,538	7,398
GBP	1,400	09/18/29	1.500%(S)	6 Month GBP LIBOR(2)(S)	61,433	76,334	14,901
GBP	1,100	09/18/49	1.500%(S)	6 Month GBP LIBOR(2)(S)	17,654	95,594	77,940
HUF	83,400	03/20/24	1.500%(A)	6 Month BUBOR(2)(S)	3,171	6,058	2,887
JPY	1,440,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(21,989)	(74,503)	(52,514)
JPY	839,000	06/20/24	0.127%(S)	6 Month JPY LIBOR(1)(S)	102	(93,169)	(93,271)
JPY	1,440,000	06/20/29	0.200%(S)	6 Month JPY LIBOR(1)(S)	(143,669)	(232,401)	(88,732)
JPY	230,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(1)(S)	(384,910)	(404,380)	(19,470)
JPY	540,975	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	(9,667)	99,080	108,747
JPY	229,200	04/19/47	0.785%(S)	6 Month JPY LIBOR(1)(S)	(1,905)	(227,911)	(226,006)
JPY	1,030,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	(63,634)	244,400	308,034
MXN	31,900	04/13/20	7.190%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(13,788)	(13,788)
MXN	144,300	04/14/20	7.108%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(69,824)	(69,824)
MXN	85,500	04/15/20	7.075%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(45,374)	(45,374)
MXN	58,800	04/15/20	7.085%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(27,324)	(27,324)
MXN	113,400	05/28/20	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(39,023)	(39,023)
MXN	55,100	05/29/20	7.400%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(19,968)	(19,968)
MXN	111,800	06/01/20	7.340%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(43,348)	(43,348)
MXN	209,350	03/31/22	7.340%(M)	28 Day Mexican Interbank Rate(2)(M)	8,594	(10,655)	(19,249)
MXN	40,900	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(162,413)	(101,244)	61,169
NZD	3,880	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	3,567	34,919	31,352
NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	2,137	(63,855)	(65,992)
PLN	1,600	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	12,491	12,491
	25,500	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(144,452)	(96,899)	47,553
	5,400	03/02/20	0.000%(3)	—(3)	—	1,970	1,970
	50,900	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	923,432	145,969	(777,463)
	8,850	06/15/21	1.800%(A)	1 Day USOIS(2)(A)	954	49,193	48,239
	6,500	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	5,251	43,230	37,979
	42,900	03/18/22	0.000%(10)	—(10)	1,011	4,239	3,228
	15,500	04/26/22	0.000%(4)	—(4)	—	3,016	3,016
	15,418	04/26/22	2.250%(S)	3 Month LIBOR(2)(Q)	3,565	97,607	94,042
	3,400	06/12/22	0.000%(5)	—(5)	—	(12,229)	(12,229)

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
	2,500	06/12/22	0.000%(6)	—(6)	$—	$2,869	$2,869
	9,610	06/15/22	1.850%(S)	3 Month LIBOR(2)(Q)	(3,993)	28,656	32,649
	24,000	06/17/22	2.500%(S)	3 Month LIBOR(1)(Q)	(1,533,176)	(528,281)	1,004,895
	13,000	06/19/22	0.000%(7)	—(7)	(975)	9,203	10,178
	5,500	04/12/23	0.000%(9)	—(9)	—	1,253	1,253
	15,706	04/26/23	2.300%(S)	3 Month LIBOR(1)(Q)	1,060	(89,901)	(90,961)
	9,000	04/27/23	0.000%(8)	—(8)	—	1,687	1,687
	5,800	06/19/24	3.000%(S)	3 Month LIBOR(1)(Q)	(156,054)	(345,701)	(189,647)
	2,700	06/19/24	3.000%(S)	3 Month LIBOR(1)(Q)	(142,380)	(160,930)	(18,550)
	600	04/30/25	2.673%(A)	1 Day USOIS(1)(A)	—	(38,445)	(38,445)
	1,900	04/30/25	2.683%(A)	1 Day USOIS(1)(A)	856	(122,842)	(123,698)
	500	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(16)	(32,192)	(32,176)
	600	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(39,237)	(39,237)
	600	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(39,723)	(39,723)
	1,200	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(19)	(79,724)	(79,705)
	4,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	(325,010)	(325,010)
	2,700	05/31/25	2.986%(S)	3 Month LIBOR(1)(Q)	—	(183,279)	(183,279)
	38,891	01/31/26	2.500%(S)	3 Month LIBOR(1)(Q)	(452,241)	(1,675,904)	(1,223,663)
	9,567	04/30/26	1.550%(A)	1 Day USOIS(1)(A)	11,754	963	(10,791)
	33,875	04/30/26	2.100%(S)	3 Month LIBOR(1)(Q)	294	(641,430)	(641,724)
	15,120	05/23/26	1.738%(S)	3 Month LIBOR(1)(Q)	—	101,635	101,635
	1,144	05/27/26	1.735%(S)	3 Month LIBOR(1)(Q)	—	7,801	7,801
	3,300	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(94,174)	(254,400)	(160,226)
	1,050	07/27/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	84	84
	6,760	07/27/26	2.000%(S)	3 Month LIBOR(1)(Q)	186,330	(46,528)	(232,858)
	1,500	12/07/26	2.400%(S)	3 Month LIBOR(1)(Q)	17,003	(35,075)	(52,078)
	1,610	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(39,281)	11,582	50,863
	900	12/20/27	2.500%(S)	3 Month LIBOR(1)(Q)	(24,846)	(43,461)	(18,615)
	7,460	04/17/28	3.100%(S)	3 Month LIBOR(1)(Q)	(22,376)	(354,729)	(332,353)
	5,600	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	348,516	(158,420)	(506,936)
	3,400	09/13/28	3.134%(S)	3 Month LIBOR(1)(Q)	—	(158,995)	(158,995)
	4,400	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	67,279	(412,344)	(479,623)
	700	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	(735)	(65,600)	(64,865)
	7,600	06/19/29	3.000%(S)	3 Month LIBOR(1)(Q)	(204,538)	(732,578)	(528,040)
	1,800	06/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	76,888	173,517	96,629
	4,413	07/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	—	425,897	425,897
	4,847	02/15/36	3.000%(S)	3 Month LIBOR(2)(Q)	2,962	626,894	623,932
	3,191	11/15/43	2.630%(S)	3 Month LIBOR(1)(Q)	3,468	(269,493)	(272,961)
	3,720	11/15/43	2.734%(S)	3 Month LIBOR(1)(Q)	—	(389,914)	(389,914)
	5,395	11/15/43	2.950%(S)	3 Month LIBOR(1)(Q)	(25,666)	(795,167)	(769,501)
	3,243	02/15/44	3.330%(S)	3 Month LIBOR(1)(Q)	(77,468)	(751,851)	(674,383)
	1,332	05/15/44	2.875%(S)	3 Month LIBOR(1)(Q)	16,397	(178,919)	(195,316)
	3,552	05/15/44	3.000%(S)	3 Month LIBOR(1)(Q)	3,364	(565,912)	(569,276)
	1,190	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	2,210	(12,963)	(15,173)
	200	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	—	(21,375)	(21,375)
	547	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	2,820	(65,319)	(68,139)
	200	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	—	(24,850)	(24,850)
	6,000	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	(173,472)	(714,332)	(540,860)
	1,190	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	56,219	(141,594)	(197,813)
	2,000	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	222,332	(129,654)	(351,986)
	1,810	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	216,893	(117,234)	(334,127)
	100	10/25/48	2.969%(S)	3 Month LIBOR(1)(Q)	—	(16,981)	(16,981)
	1,300	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	36,823	(231,728)	(268,551)
	1,600	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	95,543	(285,204)	(380,747)
	1,840	07/19/49	3.000%(S)	3 Month LIBOR(1)(Q)	(7,439)	(332,068)	(324,629)
	200	12/18/49	3.000%(S)	3 Month LIBOR(1)(Q)	(36,322)	(35,787)	535
ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	2,002	5,476	3,474

					$(759,566)	$(8,359,045)	$(7,599,479)

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	55,900	01/04/21	9.230%(T)	1 Day BROIS(2)(T)	$916,961	$—	$916,961	Bank of America, N.A.
BRL	21,060	01/04/21	9.230%(T)	1 Day BROIS(2)(T)	345,460	78	345,382	Bank of America, N.A.
CNH	5,200	04/01/24	2.930%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,885	—	1,885	Goldman Sachs Bank USA
CNH	5,800	04/01/24	2.935%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,300	—	2,300	Citibank, N.A.
CNH	6,900	06/19/24	3.005%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4,756	—	4,756	BNP Paribas S.A.
CNH	5,400	06/19/24	3.010%(Q)	7 Day China Fixing Repo Rates(2)(Q)	3,906	—	3,906	Goldman Sachs International
CNH	13,000	06/19/24	3.025%(Q)	7 Day China Fixing Repo Rates(2)(Q)	10,725	—	10,725	Goldman Sachs International
CNH	28,100	06/19/24	3.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	56,521	—	56,521	Morgan Stanley & Co. International PLC
CNH	2,900	07/01/24	2.898%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(247)	—	(247)	Citibank, N.A.
ILS	4,050	02/16/20	0.290%(A)	3 Month TELBOR(1)(Q)	(845)	30	(875)	Goldman Sachs Bank USA
ILS	2,480	03/21/20	0.270%(A)	3 Month TELBOR(1)(Q)	(378)	—	(378)	Goldman Sachs Bank USA
ILS	1,660	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(282)	126	(408)	Goldman Sachs Bank USA
ILS	1,320	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(223)	—	(223)	HSBC Bank USA, N.A.
ILS	2,130	06/20/20	0.374%(A)	3 Month TELBOR(1)(Q)	(385)	—	(385)	Barclays Bank PLC
ILS	2,050	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	(638)	—	(638)	JPMorgan Chase Bank, N.A.
ILS	2,400	01/30/24	1.180%(A)	3 Month TELBOR(2)(Q)	17,299	(83)	17,382	BNP Paribas S.A.
ILS	850	02/16/28	1.971%(A)	3 Month TELBOR(2)(Q)	14,396	(62)	14,458	Goldman Sachs Bank USA
ILS	520	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	7,411	—	7,411	Goldman Sachs Bank USA
ILS	460	06/20/28	1.950%(A)	3 Month TELBOR(2)(Q)	6,405	—	6,405	Barclays Bank PLC
ILS	360	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	5,422	—	5,422	Goldman Sachs Bank USA
ILS	280	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	4,217	18	4,199	HSBC Bank USA, N.A.
ILS	440	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	7,543	—	7,543	JPMorgan Chase Bank, N.A.
ILS	800	04/22/29	1.780%(A)	3 Month TELBOR(2)(Q)	6,886	(28)	6,914	Goldman Sachs Bank USA
ILS	1,900	04/25/29	1.775%(A)	3 Month TELBOR(2)(Q)	13,072	480	12,592	JPMorgan Chase Bank, N.A.
ILS	900	04/29/29	1.755%(A)	3 Month TELBOR(2)(Q)	6,384	20	6,364	Citibank, N.A.
ILS	800	04/30/29	1.779%(A)	3 Month TELBOR(2)(Q)	6,821	18	6,803	Goldman Sachs Bank USA
ILS	600	05/01/29	1.786%(A)	3 Month TELBOR(2)(Q)	4,734	34	4,700	BNP Paribas S.A.
KRW	2,558,000	03/20/24	1.725%(Q)	3 Month KWCDC(2)(Q)	31,170	—	31,170	Bank of America, N.A.
KRW	2,846,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	80,873	—	80,873	BNP Paribas S.A.
KRW	442,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	12,563	—	12,563	Standard Chartered Bank
KRW	442,300	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	10,060	—	10,060	Goldman Sachs Bank USA

					$1,574,772	$631	$1,574,141

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.625 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(10)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.125 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
10 Year Euro-Bund Futures(M)	—	Goldman Sachs International	9/30/19	EUR	12,619	$186,030	$—	$186,030
10 Year Gilt Futures(M)	—	Goldman Sachs International	9/26/19	GBP	(25,332)	(263,100)	—	(263,100)
10 Year Japan Bond Futures(M)	—	Goldman Sachs International	9/30/19	JPY	3,069,627	68,384	—	68,384
10 Year U.S. Treasury Notes Futures(M)	—	Goldman Sachs International	9/30/19		(27,593)	(560,310)	—	(560,310)
Aaron’s, Inc.(M)	—	Goldman Sachs International	7/17/19		43	1,359	—	1,359
Abbott Laboratories(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		326	11,340	—	11,340
AbbVie, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		453	(24,915)	—	(24,915)
ABC-Mart, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	1,406	(19)	—	(19)
ABIOMED, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(18)	337	—	337
Acadia Healthcare Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(177)	(5,971)	—	(5,971)
Acciona SA(M)	—	Goldman Sachs International	7/17/19	EUR	34	(2,952)	—	(2,952)
Accor SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(466)	(48,038)	—	(48,038)
ACI Worldwide, Inc.(M)	—	Goldman Sachs International	7/17/19		27	1,394	—	1,394
ACOM Solutions(M)	—	Goldman Sachs International	7/17/19	JPY	(11,742)	(2,293)	—	(2,293)
ACS Actividades de Construccion y Servicios SA(M)	—	Goldman Sachs International	7/17/19	EUR	39	(3,210)	—	(3,210)
Activision Blizzard, Inc.(M)	—	Goldman Sachs International	7/17/19		17	449	—	449
Acuity Brands, Inc.(M)	—	Goldman Sachs International	7/17/19		159	4,981	—	4,981
Adient PLC(M)	—	Goldman Sachs International	7/17/19		(124)	(20,748)	—	(20,748)
Adobe Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		525	26,788	—	26,788
Advance Auto Parts, Inc.(M)	—	Goldman Sachs International	7/17/19		21	86	—	86
Advanced Micro Devices, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(322)	27,679	—	27,679
Advantest Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	13,530	14,759	—	14,759
Aeon Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(33,984)	6,177	—	6,177
AEON Financial Services Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(13,656)	(2,078)	—	(2,078)
AES Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		301	6,047	—	6,047
Aflac, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		868	7,348	—	7,348
AGC, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	33,019	1,238	—	1,238
AGCO Corp.(M)	—	Goldman Sachs International	7/17/19		62	4,423	—	4,423
Aggreko PLC(M)	—	Goldman Sachs International	7/17/19	GBP	26	(182)	—	(182)
Agilent Technologies, Inc.(M)	—	Goldman Sachs International	7/17/19		146	9,125	—	9,125
Agios Pharmaceuticals, Inc.(M)	—	Goldman Sachs International	7/17/19		(421)	(14,322)	—	(14,322)
AGL Energy Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	471	(10,545)	—	(10,545)
AIA Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	7/17/19	HKD	(7,213)	(99,087)	—	(99,087)
Air France-KLM(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	237	11,099	—	11,099
Air Lease Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		76	3,244	—	3,244
Airbus SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(733)	(24,912)	—	(24,912)

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Aisin Seiki Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,810)	$(417)	$—	$(417)
AiXin Life International, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(5,526)	3,539	—	3,539
Akamai Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		517	3,832	—	3,832
Akorn, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(7)	(1,305)	—	(1,305)
Alaska Air Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(492)	(26,526)	—	(26,526)
Albemarle Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(382)	2,798	—	2,798
Alcoa Corp. (M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(324)	(27,516)	—	(27,516)
Alerian MLP Total Retun Index(M)	1 Month LIBOR +55bps(M)	Bank of America, N.A.	3/31/20		(10,000)	(91,186)	—	(91,186)
Alerian MLP Total Return Index(Q)	3 Month LIBOR +37bps(Q)	BNP Paribas S.A.	5/28/20		111	1,863	—	1,863
Alerian MLP Total Return Index(Q)	3 Month LIBOR +37bps(Q)	BNP Paribas S.A.	5/28/20		1,529	14,046	—	14,046
Alexion Pharmaceuticals, Inc.(M)	—	Goldman Sachs International	7/17/19		412	51,557	—	51,557
Alfresa Holdings Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	14,248	(3,955)	—	(3,955)
Align Technology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		50	(6,613)	—	(6,613)
Alkermes PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(105)	1,065	—	1,065
Allegheny Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(359)	(20,332)	—	(20,332)
Alliance Data Systems Corp.(M)	—	Goldman Sachs International	7/17/19		22	605	—	605
Alliant Energy Corp.(M)	—	Goldman Sachs International	7/17/19		(39)	(240)	—	(240)
Allison Transmission Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		23	1,163	—	1,163
Allscripts Healthcare Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(97)	(11,625)	—	(11,625)
Allstate Corp.(M)	—	Goldman Sachs International	7/17/19		290	2,593	—	2,593
Alnylam Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(590)	(15,351)	—	(15,351)
Alphabet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		817	30	—	30
Alps Alpine Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	3,945	469	—	469
Altice USA, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(91)	570	—	570
Altran Technologies SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(45)	(12,437)	—	(12,437)
Altria Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(476)	35,005	—	35,005
Alumina Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	21	(498)	—	(498)
Amada Holdings(M)	—	Goldman Sachs International	7/17/19	JPY	7,283	1,075	—	1,075
AMC Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		324	(859)	—	(859)
Amdocs Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		302	4,948	—	4,948
AMERCO(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		246	(9,787)	—	(9,787)
American Airlines Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(553)	(33,233)	—	(33,233)

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
American Eagle Outfitters, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		141	$1,181	$—	$1,181
American Express Co.(M)	—	Goldman Sachs International	7/17/19		(248)	(1,579)	—	(1,579)
American International Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(856)	802	—	802
American Water Works(M)	—	Goldman Sachs International	7/17/19		130	72	—	72
Ameriprise Financial, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		355	(14,275)	—	(14,275)
AmerisourceBergen Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(34)	(195)	—	(195)
Amgen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		933	46,206	—	46,206
AMP Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(339)	981	—	981
Amundi SA(M)	—	Goldman Sachs International	7/17/19	EUR	(20)	(715)	—	(715)
Analog Devices, Inc.(M)	—	Goldman Sachs International	7/17/19		(22)	(1,296)	—	(1,296)
Anglo American PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	(21)	(3,178)	—	(3,178)
ANSYS, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		44	2,155	—	2,155
Anthem, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		955	237	—	237
Antofagasta PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(230)	(31,813)	—	(31,813)
AON(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(137)	(1,513)	—	(1,513)
Aozora Bank, Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	11,385	2,337	—	2,337
APA Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(16)	(1,366)	—	(1,366)
Apache Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(473)	(2,577)	—	(2,577)
Apergy Corp.(M)	—	Goldman Sachs International	7/17/19		15	631	—	631
Apple, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		321	8,912	—	8,912
Aqua America, Inc.(M)	—	Goldman Sachs International	7/17/19		(30)	(554)	—	(554)
Arch Capital Group Ltd.(M)	—	Goldman Sachs International	7/17/19		14	656	—	656
Arconic Inc(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		33	4,030	—	4,030
Arista Networks, Inc.(M)	—	Goldman Sachs International	7/17/19		(32)	(1,232)	—	(1,232)
Arrow Electronics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		599	24,514	—	24,514
Asahi Intecc, Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(10,440)	(1,632)	—	(1,632)
Ashland Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(92)	(1,453)	—	(1,453)
Ashtead Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(62)	(12,304)	—	(12,304)
Asics Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(23,998)	8,264	—	8,264
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	7/17/19	HKD	(1,016)	(6,170)	—	(6,170)
ASOS PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	26	(6,065)	—	(6,065)
Aspen Technology, Inc.(M)	—	Goldman Sachs International	7/17/19		18	(206)	—	(206)
Assured Guaranty Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		504	479	—	479
AstraZeneca PLC(M)	—	Goldman Sachs International	7/17/19	GBP	36	2,481	—	2,481
AT&T, Inc.(M)	—	Goldman Sachs International	7/17/19		178	8,790	—	8,790

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Athene Holding Ltd.(M)	—	Goldman Sachs International	7/17/19		522	$286	$—	$286
Atlassian Corp.(M)	—	Goldman Sachs International	7/17/19		(40)	650	—	650
Aurizon Holdings Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	54	953	—	953
Auto Trader Group PLC(M)	—	Goldman Sachs International	7/17/19	GBP	45	(4,413)	—	(4,413)
Autoliv, Inc.(M)	—	Goldman Sachs International	7/17/19		(70)	(2,349)	—	(2,349)
Autonation, Inc.(M)	—	Goldman Sachs International	7/17/19		17	531	—	531
Autozone, Inc.(M)	—	Goldman Sachs International	7/17/19		82	(870)	—	(870)
Avangrid, Inc.(M)	—	Goldman Sachs International	7/17/19		(52)	733	—	733
Avast PLC(M)	—	Goldman Sachs International	7/17/19	GBP	14	(654)	—	(654)
Avery Dennison Corp.(M)	—	Goldman Sachs International	7/17/19		(13)	(353)	—	(353)
Avis Budget Group, Inc.(M)	—	Goldman Sachs International	7/17/19		(25)	(3,837)	—	(3,837)
Aviva PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(29)	124	—	124
Avnet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		238	5,314	—	5,314
AXA Equitable Holdings, Inc.	—	Goldman Sachs International	7/17/19		267	(2,728)	—	(2,728)
AXA SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	421	14,514	—	14,514
Axalta Coatings System Ltd.(M)	—	Goldman Sachs International	7/17/19		(580)	(100,136)	—	(100,136)
B&M European Value Retail SA(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(50)	1,621	—	1,621
Babcock International Group PLC(M)	—	Goldman Sachs International	7/17/19	GBP	74	(4,263)	—	(4,263)
BAE Systems PLC(M)	—	Goldman Sachs International	7/17/19	GBP	10	270	—	270
Baker Hughes, Inc. (Class A)(M)	1 Day USOIS -25.2 bps(M)	Goldman Sachs International	7/17/19		(457)	(27,738)	—	(27,738)
Ball Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(452)	(25,000)	—	(25,000)
Banco Bilboa Vizcaya Argentaria SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	143	(4,860)	—	(4,860)
Banco de Sabadell SA(M)	—	Goldman Sachs International	7/17/19	EUR	(34)	1,908	—	1,908
BancorpSouth, Inc.(M)	—	Goldman Sachs International	7/17/19		(26)	(680)	—	(680)
BANDAI NAMCO Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	33,600	(1,187)	—	(1,187)
Bank of Hawaii Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(26)	(840)	—	(840)
Bank of Kyoto Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(14,093)	(631)	—	(631)
Bankia SA(M)	—	Goldman Sachs International	7/17/19	EUR	(110)	8,859	—	8,859
Bankinter SA(M)	—	Goldman Sachs International	7/17/19	EUR	(16)	806	—	806
BankUnited, Inc.(M)	—	Goldman Sachs International	7/17/19		(15)	(113)	—	(113)
Barclay Canadian Banks Index(Q)	3 Month LIBOR +16bs(Q)	Barclays Bank PLC	4/25/20		70	(154)	—	(154)
Barclay Canadian Banks Index(Q)	3 Month LIBOR +16bs(Q)	Barclays Bank PLC	4/25/20		1,303	62,511	—	62,511
Barclay Canadian Banks Index(Q)	3 Month LIBOR +16bs(Q)	Barclays Bank PLC	4/25/20		2,288	95,788	—	95,788
Barratt Developments PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	327	6,066	—	6,066
Baxter International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		338	16,147	—	16,147
BB&T Corp.(M)	—	Goldman Sachs International	7/17/19		(61)	553	—	553
BBA Aviation PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	(25)	(2,177)	—	(2,177)
Beazley PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(39)	922	—	922
Bed Bath & Beyond, Inc.(M)	—	Goldman Sachs International	7/17/19		70	(3,218)	—	(3,218)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Belden, Inc.(M)	—	Goldman Sachs International	7/17/19		59	$2,089	$—	$2,089
Bellway PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	171	(3,072)	—	(3,072)
Benesse Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(5,179)	(818)	—	(818)
Berkeley Group Holdings PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	282	16,466	—	16,466
Best Buy Co., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		173	12,031	—	12,031
BGC Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(50)	(1,652)	—	(1,652)
BHP Billiton PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(66)	(7,178)	—	(7,178)
Bio Rad Laboratories, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		55	3,415	—	3,415
Biogen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		943	22,591	—	22,591
BioMarin Pharmaceutical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(189)	(10,555)	—	(10,555)
Bio-Techne Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		148	(2,530)	—	(2,530)
Bluebird Bio, Inc.(M)	—	Goldman Sachs International	7/17/19		(400)	(30,347)	—	(30,347)
BlueScope Steel Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	118	8,473	—	8,473
BNP Paribas SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	14	108	—	108
Boeing Co. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		306	8,821	—	8,821
BOK Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(16)	313	—	313
Bollore SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(104)	674	—	674
Booking Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		671	35,283	—	35,283
Borgwarner, Inc.(M)	—	Goldman Sachs International	7/17/19		(196)	(8,004)	—	(8,004)
Boston Beer Co., Inc. (The)(M)	—	Goldman Sachs International	7/17/19		359	64,691	—	64,691
Boston Scientific Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		16	598	—	598
BP PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(12)	194	—	194
Brighthouse Financial, Inc.(M)	—	Goldman Sachs International	7/17/19		150	(6,999)	—	(6,999)
Brink’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(114)	602	—	602
Brinker International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		31	286	—	286
Bristol-Myers Squibb Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		207	(5,051)	—	(5,051)
British American Tobacco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(129)	12,018	—	12,018
Britvic PLC(M)	—	Goldman Sachs International	7/17/19	GBP	27	(1,110)	—	(1,110)
Broadcom, Inc.(M)	—	Goldman Sachs International	7/17/19		(46)	(1,247)	—	(1,247)
Brother Industries Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	10,568	3,907	—	3,907
Brown-Forman Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(109)	3,460	—	3,460
Brunswick Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		49	2,737	—	2,737
BT Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	331	(22,925)	—	(22,925)

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
BTG PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	14	$43	$—	$43
Bunge Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(208)	2,545	—	2,545
Bunzl PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(22)	1,026	—	1,026
Burberry Group PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(10)	(804)	—	(804)
Bureau Veritas SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(19)	(625)	—	(625)
Burlington Stores, Inc.(M)	—	Goldman Sachs International	7/17/19		(21)	(722)	—	(722)
BWX Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(115)	(7,775)	—	(7,775)
C.H. Robinson Worldwide, Inc.(M)	—	Goldman Sachs International	7/17/19		(53)	(2,743)	—	(2,743)
Cabot Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(50)	(1,890)	—	(1,890)
Cabot Oil & Gas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(209)	10,529	—	10,529
Caci International, Inc. (M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		72	34	—	34
Cadence Design Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		438	23,718	—	23,718
Caesars Entertainment Corp.(M)	1 Day USOIS -83.5 bps(M)	Goldman Sachs International	7/17/19		(127)	(26,459)	—	(26,459)
Caixabank SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	13	(900)	—	(900)
Calbee, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(22,876)	7,190	—	7,190
Callon Petroleum Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		60	4,215	—	4,215
Caltex Australia Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	(20)	786	—	786
Campbell Soup Co.(M)	1 Day USOIS -49.3 bps(M)	Goldman Sachs International	7/17/19		(341)	15,735	—	15,735
Canon, Inc,(M)	—	Goldman Sachs International	7/17/19	JPY	(7,990)	1,159	—	1,159
Capita PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(94)	2,662	—	2,662
Capital One Financial Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		149	510	—	510
Carlisle Cos, Inc.(M)	—	Goldman Sachs International	7/17/19		59	746	—	746
CarMax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(318)	(17,245)	—	(17,245)
Carpenter Technology Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(119)	(13,198)	—	(13,198)
Carrefour SA	—	Goldman Sachs International	7/17/19	EUR	47	(469)	—	(469)
Carter’s, Inc.(M)	—	Goldman Sachs International	7/17/19		99	4,261	—	4,261
Casey’s General Stores, Inc.(M)	—	Goldman Sachs International	7/17/19		67	4,530	—	4,530
Casino Guichard Perrachon SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	57	(4,935)	—	(4,935)
Casio Computer Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(4,697)	130	—	130
Cboe Global Markets, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(288)	19,410	—	19,410
CBS Corp. (Class B)(M)	—	Goldman Sachs International	7/17/19		30	1,224	—	1,224
CDK Global, Inc.(M)	—	Goldman Sachs International	7/17/19		134	2,648	—	2,648
CDW Corp. (M)	—	Goldman Sachs International	7/17/19		65	2,827	—	2,827
Cellnex Telecom SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(548)	(20,155)	—	(20,155)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
CenterPoint Energy, Inc.(M)	—	Goldman Sachs International	7/17/19		(361)	$3,620	$—	$3,620
Central Japan Railway Co.(M)	—	Goldman Sachs International	7/17/19	JPY	31,444	(11,427)	—	(11,427)
Centrica PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	(32)	(3,210)	—	(3,210)
CenturyLink, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		70	9,671	—	9,671
Ceridian HCM Holding, Inc.(M)	—	Goldman Sachs International	7/17/19		(21)	322	—	322
Cerner Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		1,103	9,915	—	9,915
Challenger Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(236)	24,256	—	24,256
Charles River Laboratories International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		811	70,246	—	70,246
Charles Schwab Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(151)	10,851	—	10,851
Charter Communications, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(607)	353	—	353
Chemours Co. (The)(M)	—	Goldman Sachs International	7/17/19		(14)	(637)	—	(637)
Cheniere Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(1,070)	(33,023)	—	(33,023)
Chesapeake Energy Corp.(M)	—	Goldman Sachs International	7/17/19		(48)	(4,887)	—	(4,887)
Chipotle Mexican Grille, Inc.(M)	—	Goldman Sachs International	7/17/19		(127)	(2,175)	—	(2,175)
Chiyoda Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,316)	1,217	—	1,217
Chubu Electric Power Co.(M)	—	Goldman Sachs International	7/17/19	JPY	20,509	(3,762)	—	(3,762)
Chugai Pharmaceutical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(2,124)	111	—	111
Chugoku Electric Power Co.(M)	—	Goldman Sachs International	7/17/19	JPY	(20,383)	1,382	—	1,382
Church & Dwight Co., Inc.(M)	—	Goldman Sachs International	7/17/19		16	(871)	—	(871)
Ciena Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		330	(21,329)	—	(21,329)
Cigna Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		158	1,012	—	1,012
CIMIC Group Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	19	78	—	78
Cinemark Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		43	(1,599)	—	(1,599)
Cirrus Logic, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		418	20,174	—	20,174
Cisco Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		863	(25,849)	—	(25,849)
CIT Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(34)	(2,086)	—	(2,086)
CK Asset Holdings Ltd.(M)	—	Goldman Sachs International	7/17/19	HKD	779	1,997	—	1,997
CK Hutchison Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	258	3,709	—	3,709
Clean Harbors, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(77)	(5,090)	—	(5,090)
Clorox Co.(M)	—	Goldman Sachs International	7/17/19		76	(1,777)	—	(1,777)
Close Brothers Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	16	(171)	—	(171)

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
CLP Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	2,355	$(14,530)	$—	$(14,530)
CME Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(262)	11,709	—	11,709
CMS Energy Corp.(M)	—	Goldman Sachs International	7/17/19		(61)	(436)	—	(436)
CNO Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(156)	(4,653)	—	(4,653)
CNP Assurances(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	121	1,043	—	1,043
CNX Resources Corp.(M)	—	Goldman Sachs International	7/17/19		111	(603)	—	(603)
Cobham PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(72)	(3,494)	—	(3,494)
Coca-Cola Amatil Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	17	445	—	445
Coca-Cola Bottlers Japan Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(19,285)	1,688	—	1,688
Coca-Cola Co., (The)(M)	—	Goldman Sachs International	7/17/19		(98)	876	—	876
Cognex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(59)	(3,112)	—	(3,112)
Coherent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(17)	(2,016)	—	(2,016)
Columbia Sportswear Co.(M)	—	Goldman Sachs International	7/17/19		47	1,610	—	1,610
Comcast Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		39	936	—	936
Commerce Bancshares, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		189	2,175	—	2,175
Commercial Metals Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(16)	(3,705)	—	(3,705)
CommScope Holding Co., Inc.(M)	—	Goldman Sachs International	7/17/19		166	(9,849)	—	(9,849)
CommVault Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(19)	(695)	—	(695)
Compagniie Plastic Omnium SA(M)	—	Goldman Sachs International	7/17/19	EUR	(18)	(1,221)	—	(1,221)
Compass Minerals International, Inc.(M)	1 Day USOIS -59 bps(M)	Goldman Sachs International	7/17/19		(102)	(55)	—	(55)
Conagra Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(600)	57,845	—	57,845
Concho Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(150)	(5,542)	—	(5,542)
Conduent, Inc.(M)	—	Goldman Sachs International	7/17/19		(105)	(6,508)	—	(6,508)
ConocoPhillips(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		266	7,821	—	7,821
Consolidated Edison, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		670	3,455	—	3,455
ConvaTec Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(30)	(1,240)	—	(1,240)
Cooper Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		221	9,796	—	9,796
Copa Holdings SA (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(481)	(17,194)	—	(17,194)
Core Laboratories NV(M)	1 Day USOIS -61.1 bps(M)	Goldman Sachs International	7/17/19		(101)	(6,195)	—	(6,195)

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
COSMOS Pharmaceutical Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(20,174)	$510	$—	$510
Costco Wholesale Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		130	3,757	—	3,757
Crane Co.(M)	—	Goldman Sachs International	7/17/19		17	743	—	743
Credit Saison Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,368)	(173)	—	(173)
Cree, Inc.(M)	—	Goldman Sachs International	7/17/19		(399)	21,539	—	21,539
Crown Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(720)	(10,764)	—	(10,764)
Cullen/Frost Bankers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(90)	(406)	—	(406)
Cummins, Inc.(M)	—	Goldman Sachs International	7/17/19		139	7,072	—	7,072
Curtiss-Wright Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		148	11,312	—	11,312
CVS Health Corp.(M)	—	Goldman Sachs International	7/17/19		(177)	1,740	—	1,740
Cyber Agent, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(59,502)	41,196	—	41,196
CYBG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(35)	(2,540)	—	(2,540)
Dai Nippon Printing Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	5,322	(2,510)	—	(2,510)
Daicel Chemical Industries Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	3,735	(881)	—	(881)
Daifuku Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(53,963)	(10,128)	—	(10,128)
Dai-Ichi Life Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	10,004	661	—	661
Daiichi Sankyo Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(9,842)	7,658	—	7,658
Daikin Industries Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(50,580)	(501)	—	(501)
Daily Mail & General Trust PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	26	522	—	522
Dainippon Pharmaceutical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	8,448	(2,560)	—	(2,560)
Daiwa Securities Group(M)	—	Goldman Sachs International	7/17/19	JPY	(4,063)	465	—	465
Danaher Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		284	10,187	—	10,187
Dassault Systemes SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(16)	(648)	—	(648)
Deckers Outdoor Corp.(M)	—	Goldman Sachs International	7/17/19		464	33,597	—	33,597
Dell Technologies, Inc. (Class C)(M)	—	Goldman Sachs International	7/17/19		(108)	5,998	—	5,998
Delphi Automotive PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(670)	(45,276)	—	(45,276)
Delphi Technologies PLC(M)	—	Goldman Sachs International	7/17/19		67	6,004	—	6,004
Delta Air Lines, Inc.(M)	—	Goldman Sachs International	7/17/19		(191)	(7,066)	—	(7,066)
Deluxe Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		170	2,376	—	2,376
Denso Corp. ADR(M)	—	Goldman Sachs International	7/17/19	JPY	(5,425)	(134)	—	(134)
Devon Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(280)	(25,692)	—	(25,692)
DeVry Education Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		242	4,770	—	4,770
DexCom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(49)	(4,024)	—	(4,024)
Dick’s Sporting Goods, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		124	(2,837)	—	(2,837)
Dillards, Inc.(M)	—	Goldman Sachs International	7/17/19		190	17,224	—	17,224

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
DISCO Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(19,668)	$(14,358)	$—	$(14,358)
Discovery, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		130	11,246	—	11,246
DISH Network Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(44)	(1,261)	—	(1,261)
Dixons Carphone PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	14	(2,071)	—	(2,071)
Docusign, Inc.(M)	—	Goldman Sachs International	7/17/19		(84)	(2,437)	—	(2,437)
Dollar Tree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(559)	(19,451)	—	(19,451)
Dominion Resources, Inc.(M)	—	Goldman Sachs International	7/17/19		(566)	(14,250)	—	(14,250)
Domino’s Pizza, Inc.(M)	—	Goldman Sachs International	7/17/19		(66)	1,020	—	1,020
Domino’s Pizza, Inc.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(23)	322	—	322
Domtar Corp.(M)	—	Goldman Sachs International	7/17/19		129	2,720	—	2,720
Don Quijote Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(10,455)	1,809	—	1,809
Dover Corp.(M)	—	Goldman Sachs International	7/17/19		12	578	—	578
DowDuPont, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(21)	(384)	—	(384)
Drax Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	32	(5,098)	—	(5,098)
Dril-Quip, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(11)	(1,573)	—	(1,573)
DTE Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		17	(45)	—	(45)
Duke Energy Corp.(M)	—	Goldman Sachs International	7/17/19		(54)	(1,228)	—	(1,228)
Dunelm Group PLC(M)	—	Goldman Sachs International	7/17/19	GBP	23	423	—	423
Dunkin’ Brands Group, Inc.(M)	—	Goldman Sachs International	7/17/19		(23)	(116)	—	(116)
DXC Technology Co.(M)	—	Goldman Sachs International	7/17/19		237	22,970	—	22,970
Dycom Industries, Inc.(M)	—	Goldman Sachs International	7/17/19		(24)	(2,278)	—	(2,278)
Eagle Materials, Inc.(M)	—	Goldman Sachs International	7/17/19		(111)	(5,062)	—	(5,062)
East Japan Railway Co.(M)	—	Goldman Sachs International	7/17/19	JPY	7,214	(1,461)	—	(1,461)
East West Bancorp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(18)	(910)	—	(910)
Easyjet PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(65)	(2,538)	—	(2,538)
Eaton Corp. PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		229	11,680	—	11,680
eBay, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		413	12,070	—	12,070
Edenred SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(591)	(33,022)	—	(33,022)
Edgewell Personal Care Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(26)	2,996	—	2,996
Edison International(M)	—	Goldman Sachs International	7/17/19		(222)	(23,884)	—	(23,884)
Edwards Lifesciences Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		236	(624)	—	(624)
EISai Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(6,424)	3,089	—	3,089
Eldorado Resorts, Inc.(M)	—	Goldman Sachs International	7/17/19		145	(16,927)	—	(16,927)
Electric Power Development, Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	6,237	1,182	—	1,182
Electricite de France SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	348	(45,466)	—	(45,466)
Electronic Arts, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		178	10,718	—	10,718

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Eli Lilly & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		565	$(15,571)	$—	$(15,571)
Elior Group SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	14	1,436	—	1,436
EMCOR Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		155	7,593	—	7,593
Endesa SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	512	(18,224)	—	(18,224)
Energizer Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		(247)	24,258	—	24,258
EnerSys (M)	—	Goldman Sachs International	7/17/19		12	1,113	—	1,113
Engie SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	640	14,986	—	14,986
Ensco PLC (Class A)(M)	1 Day USOIS -40 bps(M)	Goldman Sachs International	7/17/19		(309)	(27,611)	—	(27,611)
EOG Resources, Inc.(M)	—	Goldman Sachs International	7/17/19		(33)	(3,073)	—	(3,073)
EPAM Systems, Inc.(M)	—	Goldman Sachs International	7/17/19		39	(886)	—	(886)
EQT Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(433)	37,502	—	37,502
Equifax, Inc.(M)	—	Goldman Sachs International	7/17/19		(102)	(3,394)	—	(3,394)
Equitrans Midstream Corp.(M)	—	Goldman Sachs International	7/17/19		(294)	(2,407)	—	(2,407)
Essilor International SA(M)	—	Goldman Sachs International	7/17/19	EUR	(183)	(16,111)	—	(16,111)
Estee Lauder Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		562	16,064	—	16,064
Eutelsat Communication SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	45	433	—	433
Evercore, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		13	(24)	—	(24)
Everest Re Group Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		609	(12,056)	—	(12,056)
Evraz PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	99	2,429	—	2,429
Exelixis, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		570	43,020	—	43,020
Exelon Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		931	(30,629)	—	(30,629)
Expedia, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		137	11,236	—	11,236
Expeditors International of Washington, Unc.(M)	—	Goldman Sachs International	7/17/19		(111)	(3,155)	—	(3,155)
Extraction Oil Gas, Inc.(M)	—	Goldman Sachs International	7/17/19		38	7,672	—	7,672
Exxon Mobil Corp.(M)	—	Goldman Sachs International	7/17/19		(86)	(1,978)	—	(1,978)
F5 Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		345	7,667	—	7,667
Facebook, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		617	64,194	—	64,194
Fair Isaac Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		66	(255)	—	(255)
FamilyMart UNY Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(24,327)	10,935	—	10,935
Fanuc Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(23,634)	(2,616)	—	(2,616)
Fast Retailing Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(60,489)	17,363	—	17,363
Fastenal Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(175)	269	—	269
Faurecia SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(29)	(4,301)	—	(4,301)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Federated Investors, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		213	$2,324	$—	$2,324
FedEx Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(847)	(10,980)	—	(10,980)
Ferrovial SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(278)	(10,628)	—	(10,628)
Fireeye, Inc.(M)	—	Goldman Sachs International	7/17/19		(444)	(7,001)	—	(7,001)
First American Financial Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		163	3,416	—	3,416
First Data Corp. (Class A)(M)	—	Goldman Sachs International	7/17/19		(233)	(1,475)	—	(1,475)
First Financial Bankshares, Inc.(M)	—	Goldman Sachs International	7/17/19		(34)	(1,446)	—	(1,446)
First Hawaiian, Inc.(M)	—	Goldman Sachs International	7/17/19		(29)	(125)	—	(125)
First Horizon National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(50)	(2,550)	—	(2,550)
First Republic Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(287)	3,574	—	3,574
First Solar, Inc.(M)	—	Goldman Sachs International	7/17/19		(105)	(4,173)	—	(4,173)
FirstEnergy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(828)	4,041	—	4,041
Five Below(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(160)	12,392	—	12,392
FLIR Systems, Inc.(M)	—	Goldman Sachs International	7/17/19		110	5,013	—	5,013
Floor Decor Holdings (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(348)	(44,391)	—	(44,391)
Flowserve Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(86)	(5,709)	—	(5,709)
FMC Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(95)	(3,606)	—	(3,606)
FNB Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(38)	(1,004)	—	(1,004)
Foot Locker, Inc.(M)	—	Goldman Sachs International	7/17/19		380	5,796	—	5,796
Ford Motor Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(20)	(815)	—	(815)
Fortescue Metals Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	111	9,952	—	9,952
Fortinet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		296	8,157	—	8,157
Fortune Brands Home & Security, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(21)	(1,740)	—	(1,740)
Fox Corp. (Class A)(M)	—	Goldman Sachs International	7/17/19		13	1,013	—	1,013
Franklin Res, Inc.(M)	—	Goldman Sachs International	7/17/19		18	766	—	766
Freeport-McMoRan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(711)	(67,002)	—	(67,002)
Fuji Electric Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(4,548)	835	—	835
Fuji Photo Film Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	3,816	71	—	71
Fujitsu Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	23,523	(2,185)	—	(2,185)
Fukuoka Financial Group(M)	—	Goldman Sachs International	7/17/19	JPY	5,983	1,064	—	1,064
Fulton Financial(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(20)	(199)	—	(199)
G4S PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(14)	616	—	616
Gap, Inc. (The)(M)	2 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		101	(950)	—	(950)
Gartner, Inc.(M)	—	Goldman Sachs International	7/17/19		(350)	(4,224)	—	(4,224)
Gas Natural SDG SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	112	(7,190)	—	(7,190)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
GATX Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		112	$6,033	$—	$6,033
GCI Liberty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(292)	285	—	285
General Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(672)	(30,080)	—	(30,080)
General Mills, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		20	455	—	455
Genesee & Wyoming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(283)	(7,709)	—	(7,709)
Gentex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(13)	(367)	—	(367)
Genuine Parts Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(22)	(340)	—	(340)
Getlink(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(16)	(107)	—	(107)
Gilead Sciences, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		728	15,846	—	15,846
GlaxoSmithKline PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	108	(35)	—	(35)
Glencore PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(198)	(7,980)	—	(7,980)
Global Payments, Inc.(M)	—	Goldman Sachs International	7/17/19		(35)	69	—	69
Globus Medical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		241	7,281	—	7,281
Graftech International Ltd.(M)	—	Goldman Sachs International	7/17/19		47	4,791	—	4,791
Graham Holdings Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		343	(6,287)	—	(6,287)
Grand Canyon Education, Inc.(M)	—	Goldman Sachs International	7/17/19		(21)	1,490	—	1,490
Granite Construction, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(91)	(11,974)	—	(11,974)
Graphic Packaging Holding Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		86	9,177	—	9,177
Graphic Packaging International Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(308)	1,318	—	1,318
Green Dot Corp.(M)	—	Goldman Sachs International	7/17/19		(84)	3,146	—	3,146
Green King PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	103	(7,418)	—	(7,418)
Greif, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		2	(108)	—	(108)
Grifols SA(M)	—	Goldman Sachs International	7/17/19	EUR	(26)	(2,479)	—	(2,479)
GTx, Inc.(M)	—	Goldman Sachs International	7/17/19		22	(904)	—	(904)
Guidewire Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(307)	(9,806)	—	(9,806)
Gungho Online Entertainment, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	30,079	(3,695)	—	(3,695)
GVC Holdings PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(41)	(1,956)	—	(1,956)
H&R Block, Inc.(M)	—	Goldman Sachs International	7/17/19		46	1,774	—	1,774
Hain Celestial Group Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(182)	(10,098)	—	(10,098)
Halliburton Co.(M)	—	Goldman Sachs International	7/17/19		22	1,179	—	1,179
Halma PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(144)	(11,160)	—	(11,160)
Halyard Health, Inc.(M)	—	Goldman Sachs International	7/17/19		(18)	(788)	—	(788)
Hamamatsu Photonics (M)	—	Goldman Sachs International	7/17/19	JPY	(5,740)	(1,234)	—	(1,234)
Hancock Holdings Co.(M)	—	Goldman Sachs International	7/17/19		(27)	(136)	—	(136)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Hanesbrands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(165)	$(8,886)	$—	$(8,886)
Hanover Insurance Group, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		13	376	—	376
Hargreaves Lansdown PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(124)	(492)	—	(492)
Harley-Davidson, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(383)	(8,516)	—	(8,516)
Harris Corp.(M)	—	Goldman Sachs International	7/17/19		241	(3,370)	—	(3,370)
Harvey Norman Holdings Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	108	(1,036)	—	(1,036)
Haseko Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	28,254	(4,257)	—	(4,257)
Hawaiian Electric Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		58	682	—	682
Hays PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	37	1,279	—	1,279
HCA Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		931	35,030	—	35,030
Healthcare Services Group, Inc.(M)	1 Day USOIS -50 bps(M)	Goldman Sachs International	7/17/19		(170)	10,941	—	10,941
HealthEquity, Inc.(M)	—	Goldman Sachs International	7/17/19		(163)	7,817	—	7,817
Heico Corp.(M)	—	Goldman Sachs International	7/17/19		50	2,926	—	2,926
Helmerich & Payne, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		82	(65)	—	(65)
Henderson Land Development Co., Ltd.(M)	1 Month HIBOR +40 bps(M)	Goldman Sachs International	7/17/19	HKD	1,670	10,623	—	10,623
Henry Schein, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		216	(3,083)	—	(3,083)
Herman Miller, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		57	10,013	—	10,013
Hess Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(630)	(69,159)	—	(69,159)
Hewlett Packard Enterprise Co.(M)	—	Goldman Sachs International	7/17/19		62	2,986	—	2,986

Hikari Tsushin, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(2,310)	(362)	—	(362)
Hill-Rom Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		76	228	—	228
Hisamitsu Pharmaceutical Co., Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(3,978)	1,377	—	1,377
Hiscox Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(48)	(629)	—	(629)
Hitachi Chemical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	3,577	(612)	—	(612)
Hitachi Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	13,157	(1,163)	—	(1,163)
Hitachi High-Tech Group(M)	—	Goldman Sachs International	7/17/19	JPY	3,941	(584)	—	(584)
HK Electric Investments Ltd.(M)	—	Goldman Sachs International	7/17/19	HKD	(210)	(732)	—	(732)
HKT Trust and HKT Ltd.(M)	—	Goldman Sachs International	7/17/19	HKD	(227)	461	—	461
Hokuriku Electric Power Co.(M)	—	Goldman Sachs International	7/17/19	JPY	(10,933)	2,160	—	2,160
Hollyfrontier Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		487	73,368	—	73,368
Home Bancshares, Inc.(M)	—	Goldman Sachs International	7/17/19		(48)	(1,750)	—	(1,750)
Hong Kong & China Gas Co. Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	1,255	2,490	—	2,490
Hoshizaki Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(3,180)	(260)	—	(260)
Howard Hughes Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(76)	(14,743)	—	(14,743)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Howden Joinery Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	72	$617	$—	$617
Hoya Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	16,120	3,599	—	3,599
HP, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		237	10,871	—	10,871
HSBC Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(100)	290	—	290
Hubbell, Inc.(M)	—	Goldman Sachs International	7/17/19		100	4,852	—	4,852
Hukahodo DY Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	4,663	(1,183)	—	(1,183)
Humana, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		391	24,508	—	24,508
Hunt (J.B.) Transport Services, Inc.(M)	—	Goldman Sachs International	7/17/19		(17)	(532)	—	(532)
Huntington Bancshares, Inc.(M)	—	Goldman Sachs International	7/17/19		(36)	(1,051)	—	(1,051)
Huntington Ingalls Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		988	46,066	—	46,066
IAC InterActiveCorp.(M)	—	Goldman Sachs International	7/17/19		316	(15,978)	—	(15,978)
Iberdrola SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	529	(6,866)	—	(6,866)
Ibiden Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(16,744)	(5,632)	—	(5,632)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Morgan Stanley Capital Services LLC	9/20/19		200	(11,302)	233	(11,535)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	9/20/19		500	(27,831)	585	(28,416)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Morgan Stanley Capital Services LLC	9/20/19		500	(28,527)	549	(29,076)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	9/20/19		800	(57,568)	58	(57,626)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Barclays Bank PLC	3/20/20		1,100	(29,394)	6,677	(36,071)
ICU Medical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		87	9,297	—	9,297
Idemitsu Kosan Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	31,383	6,428	—	6,428
IHS Markit Ltd.(M)	—	Goldman Sachs International	7/17/19		(19)	(1,085)	—	(1,085)
Iliad SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(318)	21,031	—	21,031
Illumina, Inc.(M)	—	Goldman Sachs International	7/17/19		(17)	(1,551)	—	(1,551)
Imerys SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	(29)	(3,415)	—	(3,415)
IMI PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(29)	(2,738)	—	(2,738)
Imperial Brands PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(11)	995	—	995
INC Research Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		(25)	(2,283)	—	(2,283)
Inchcape PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	14	43	—	43
Indivior PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	(64)	(1,296)	—	(1,296)
Industrial de Diseno Textil SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(521)	(24,837)	—	(24,837)
Informa PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(23)	(1,491)	—	(1,491)

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Ingenico Group SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(366)	$(9,853)	$—	$(9,853)
Ingersoll-Rand PLC(M)	—	Goldman Sachs International	7/17/19		12	221	—	221
Ingredion, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		71	1,720	—	1,720
Inmarsat PLC(M)	—	Goldman Sachs International	7/17/19	GBP	63	364	—	364
Inogen, Inc.(M)	—	Goldman Sachs International	7/17/19		96	2,730	—	2,730
Inpex Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	47,043	6,011	—	6,011
Insperity, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		127	1,267	—	1,267
Insulet(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(262)	(16,270)	—	(16,270)
Insurance Australia Group Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	(39)	(1,660)	—	(1,660)
Intel Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		429	9,810	—	9,810
Intercontinental Exchange, Inc.(M)	—	Goldman Sachs International	7/17/19		(70)	113	—	113
Interdigital, Inc.(M)	—	Goldman Sachs International	7/17/19		(18)	199	—	199
International Business Machines Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		473	11,088	—	11,088
International Flavors & Fragrances(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(275)	11,357	—	11,357
International Game Technology(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(337)	6,627	—	6,627
International Paper Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		150	(1,305)	—	(1,305)
Intertek Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(55)	(541)	—	(541)
Intuit, Inc.(M)	—	Goldman Sachs International	7/17/19		112	348	—	348
Intuitive Surgical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		30	860	—	860
Investec PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	44	4,380	—	4,380
Ionis Pharmacruticals, Inc.(M)	—	Goldman Sachs International	7/17/19		60	349	—	349
IPG Photonics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(92)	(14,696)	—	(14,696)
Isetan Mitsukoshi Holdings Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(26,611)	5,252	—	5,252
Isuzu Motors Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	7,037	(396)	—	(396)
Itochu Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	94,187	3,619	—	3,619
Itochu Techno-Solutions Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	9,676	(2,649)	—	(2,649)
ITT, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		78	4,623	—	4,623
IWG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(49)	600	—	600
Iyo Bank Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(4,568)	1,503	—	1,503
Izumi Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,788)	427	—	427
J.Front Retailing Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(3,729)	(920)	—	(920)
j2 Global, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		320	7,961	—	7,961
Jabil Circuit, Inc.(M)	—	Goldman Sachs International	7/17/19		349	60,704	—	60,704
Jack In The Box, Inc.(M)	—	Goldman Sachs International	7/17/19		(31)	1,446	—	1,446
James Hardie Industries PLC(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(456)	(6,482)	—	(6,482)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Japan Airlines Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	45,825	$(9,887)	$—	$(9,887)
Japan Airport Terminal Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(9,922)	(1,734)	—	(1,734)
Japan Post Holdings, Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	12,000	1,855	—	1,855
Jazz Pharmaceuticals PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		192	19,513	—	19,513
JCDecaux SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(80)	(2,085)	—	(2,085)
JD Sports Fashion PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	92	(6,491)	—	(6,491)
JetBlue Airways Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(62)	(813)	—	(813)
JFE Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	20,495	5,119	—	5,119
JGC Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(24,308)	(13,072)	—	(13,072)
John Wiley & Sons, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		94	6,077	—	6,077
John Wood Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(35)	(5,058)	—	(5,058)
JTekT Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	6,880	1,603	—	1,603
Juniper Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		348	(2,795)	—	(2,795)
Just Eat PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(47)	(2,905)	—	(2,905)
JXTG Nippon Oil & Energy Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	81,120	19,351	—	19,351
Kajima Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	28,762	(3,562)	—	(3,562)
Kakaku.Com, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(29,696)	(6,229)	—	(6,229)
Kamigumi Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	16,575	—	—	—
Kansai Electric Power Co., Inc. (M)	—	Goldman Sachs International	7/17/19	JPY	4,536	292	—	292
Kansai Paint Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(14,968)	(1,554)	—	(1,554)
KBR, Inc.(M)	—	Goldman Sachs International	7/17/19		12	813	—	813
KDDI Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	70,431	(14,550)	—	(14,550)
Keihan Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(3,892)	1,261	—	1,261
Keikyu Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(17,568)	2,933	—	2,933
Keio Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(22,785)	7,476	—	7,476
Kennametal, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		16	2,413	—	2,413
Kerry Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	187	1,229	—	1,229
KeyCorp, Inc.(M)	—	Goldman Sachs International	7/17/19		(30)	(1,487)	—	(1,487)
Keyence Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(51,592)	(12,169)	—	(12,169)
Keysight Technologies, Inc.(M)	—	Goldman Sachs International	7/17/19		44	4,016	—	4,016
Kikkoman Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(23,970)	473	—	473
Kimberly-Clay Corp.(M)	—	Goldman Sachs International	7/17/19		113	(1,195)	—	(1,195)
Kinder Morgan, Inc.(M)	—	Goldman Sachs International	7/17/19		(154)	(94)	—	(94)
Kintetsu Group Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(19,008)	4,007	—	4,007
Kirby Corp.(M)	—	Goldman Sachs International	7/17/19		(179)	5,083	—	5,083
Klac-Tencor Corp.(M)	—	Goldman Sachs International	7/17/19		59	2,470	—	2,470
Knight-Swift Transportation Holdings, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(17)	(844)	—	(844)
Kobe Steel, Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	4,106	493	—	493
Kohl’s Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		523	(13,386)	—	(13,386)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Koito Manufacturing Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(6,684)	$(2,003)	$—	$(2,003)
Komatsu Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	1,520	373	—	373
Konami Holdings Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	1,518	(28)	—	(28)
Konica Minolta, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	11,960	960	—	960
Kose Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(16,524)	2,421	—	2,421
Kosmos Energy Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(327)	(36,573)	—	(36,573)
Kraft Heinz Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(834)	(20,090)	—	(20,090)
Kroger Co. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		444	(48,831)	—	(48,831)
Kuraray Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	7,347	(1,299)	—	(1,299)
Kuraya Sanseido, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	18,952	(1,465)	—	(1,465)
Kyocera Group(M)	—	Goldman Sachs International	7/17/19	JPY	17,535	487	—	487
Kyushu Electric Power Co.(M)	—	Goldman Sachs International	7/17/19	JPY	1,804	(47)	—	(47)
Kyushu Railway Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	20,768	(20,795)	—	(20,795)
L Brands, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(201)	(39,517)	—	(39,517)
Laboratory Corp. of America Holdings(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		665	21,671	—	21,671
Lam Research Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		447	(7,792)	—	(7,792)
Lawson, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(8,755)	(315)	—	(315)
Lear Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		50	1,518	—	1,518
Legg Mason, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(94)	(3,269)	—	(3,269)
Leggett & Platt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(66)	(1,891)	—	(1,891)
Legrand SA(M)	—	Goldman Sachs International	7/17/19	EUR	(30)	(1,143)	—	(1,143)
Leidos Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		17	148	—	148
Lendlease Corporation Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(191)	170	—	170
Leucadia National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(27)	(1,782)	—	(1,782)
Li & Fung Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	121	3,318	—	3,318
Liberty Broadband Corp.(M)	—	Goldman Sachs International	7/17/19		(277)	(4,954)	—	(4,954)
Liberty Interactive Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		343	(17,468)	—	(17,468)
Lincoln National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		256	3,002	—	3,002
Linde PLC(M)	—	Goldman Sachs International	7/17/19		(168)	(318)	—	(318)
Lion Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	12,228	(1,725)	—	(1,725)
Lions Gate Entertainment Corp.(M)	1 Day USOIS -197 bps(M)	Goldman Sachs International	7/17/19		(73)	9,086	—	9,086
LKQ Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(432)	2,263	—	2,263
Lockheed Martin Corp.(M)	—	Goldman Sachs International	7/17/19		145	5,160	—	5,160
LogMeIn, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		45	963	—	963
Louisiana-Pacific Corp.(M)	—	Goldman Sachs International	7/17/19		(18)	(1,255)	—	(1,255)
Lowes Cos, Inc.(M)	—	Goldman Sachs International	7/17/19		(84)	(1,379)	—	(1,379)
LPL Financial Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		44	(1,376)	—	(1,376)
Lululemon Athletica, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		321	16,595	—	16,595

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Lumentum Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		102	$15,992	$—	$15,992
LyondellBasell Industries NV(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		84	2,490	—	2,490
M3, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(16,257)	2,855	—	2,855
Mabuchi Motor Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	5,573	(417)	—	(417)
Macquarie Infrastructure Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(340)	1,671	—	1,671
Macy’s, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		311	(3,017)	—	(3,017)
Madison Square Garden Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(286)	12,278	—	12,278
Makita Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(3,729)	(2,755)	—	(2,755)
Mallinckrodt PLC(M)	—	Goldman Sachs International	7/17/19		86	(3,080)	—	(3,080)
Man Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(84)	(8,054)	—	(8,054)
Manhattan Associates, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(25)	(1,425)	—	(1,425)
Manhattan Associates, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		169	6,386	—	6,386
Manitowoc Foodservice(M)	—	Goldman Sachs International	7/17/19		(253)	(16,636)	—	(16,636)
Manpowergroup, Inc.(M)	—	Goldman Sachs International	7/17/19		372	25,455	—	25,455
Mapfre SA(M)	1 Month EURIBOR +25 bps(M)	Goldman Sachs International	7/17/19	EUR	27	(1,170)	—	(1,170)
Marathon Oil Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		13	716	—	716
Marathon Petroleum Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		43	7,364	—	7,364
Markel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(113)	(1,074)	—	(1,074)
Marks & Spencer Group PLC(M)	—	Goldman Sachs International	7/17/19	GBP	30	(1,667)	—	(1,667)
Marsh & Mclennan(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(53)	(294)	—	(294)
Martin Marietta Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(1,177)	(3,026)	—	(3,026)
Marubeni Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	76,933	(11,908)	—	(11,908)
Marui Group Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(37,143)	16,874	—	16,874
Marvell Technology Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(332)	7,865	—	7,865
Masimo(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		128	6,075	—	6,075
MasTec, Inc.(M)	—	Goldman Sachs International	7/17/19		72	3,540	—	3,540
Mastercard, Inc.(M)	—	Goldman Sachs International	7/17/19		(143)	842	—	842
Matador Resources Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(28)	(5,121)	—	(5,121)
Match Group, Inc.(M)	—	Goldman Sachs International	7/17/19		444	(19,299)	—	(19,299)
Matsumotokiyoshi Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,983)	863	—	863
Mattel, Inc.(M)	—	Goldman Sachs International	7/17/19		(499)	(6,764)	—	(6,764)
Mattel, Inc.(M)	1 Day USOIS -72 bps(M)	Goldman Sachs International	7/17/19		39	1,409	—	1,409
Maxim Integrated Products, Inc.(M)	—	Goldman Sachs International	7/17/19		(31)	(979)	—	(979)
Mazda Motor Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	28,928	(1,306)	—	(1,306)
Mccormick & Co., Inc.(M)	—	Goldman Sachs International	7/17/19		(18)	219	—	219

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
McDermott International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		169	$52,071	$—	$52,071
McDonald’s Holding Co., Ltd.(M)	—	Goldman Sachs International	7/17/19		(103)	(3,250)	—	(3,250)
McDonald’s Holding Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	1,458	(306)	—	(306)
McKesson Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		119	1,469	—	1,469
Medibank Private(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(150)	(4,161)	—	(4,161)
Medidata Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		137	(1,105)	—	(1,105)
MEDNAX, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		147	(6,810)	—	(6,810)
Medtronic PLC(M)	—	Goldman Sachs International	7/17/19		373	(1,375)	—	(1,375)
Melco International Development Ltd.(M)	1 Month HIBOR +40 bps(M)	Goldman Sachs International	7/17/19	HKD	144	1,521	—	1,521
MercadoLibre, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		161	(1,553)	—	(1,553)
Merck & Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		881	14,640	—	14,640
Mercury General Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(132)	(5,887)	—	(5,887)
Merlin Entertainment PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(14)	(3,579)	—	(3,579)
Metlife, Inc.(M)	—	Goldman Sachs International	7/17/19		282	7,284	—	7,284
Mettler Toledo International, Inc.(M)	—	Goldman Sachs International	7/17/19		272	12,303	—	12,303
MGM China Holdings Ltd.(M)	—	Goldman Sachs International	7/17/19	HKD	(467)	(5,474)	—	(5,474)
MGM Resorts International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(198)	(8,157)	—	(8,157)
Michael Kors Holdings Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		168	830	—	830
Micro Focus International PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	121	6,591	—	6,591
Microchip Technology, Inc.(M)	—	Goldman Sachs International	7/17/19		(111)	(1,225)	—	(1,225)
Micron Technology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		616	64,342	—	64,342
Microsoft Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		424	4,352	—	4,352
Middleby Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(12)	(44)	—	(44)
Millea Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	21,984	(3,599)	—	(3,599)
Minebea Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	7,383	4,307	—	4,307
Minth Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	7/17/19	HKD	(838)	(512)	—	(512)
MISUMI Group, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(21,496)	(1,113)	—	(1,113)
Mitsubishi Chemical Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	11,733	1,465	—	1,465
Mitsubishi Electric Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	6,607	1,892	—	1,892
Mitsubishi Gas Chemical Co., Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	9,656	1,009	—	1,009
Mitsubishi Heavy Industries Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	8,048	(678)	—	(678)
Mitsubishi Logistics, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,869)	840	—	840
Mitsubishi Materials Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	1,809	278	—	278
Mitsubishi Motors Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,911)	(458)	—	(458)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Mitsubishi Motors Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	78,211	$(11,562)	$—	$(11,562)
Mitsubishi Tanabe Pharma Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	7,917	(2,196)	—	(2,196)
Mitsubishi UFJ Financial Group, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	11,666	1,500	—	1,500
Mitsui & Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	48,489	899	—	899
Mitsui Chemicals, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	9,003	599	—	599
Mitsui OSK Lines Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(8,834)	(4,174)	—	(4,174)
Mitsui Trust Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	3,139	(134)	—	(134)
Mixi, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	11,077	(520)	—	(520)
Mizuho Financial Group, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	8,819	1,603	—	1,603
MKS Instruments, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		101	2,247	—	2,247
Mohawk Industries, Inc.(M)	—	Goldman Sachs International	7/17/19		(35)	498	—	498
Molina Healthcare, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		331	(19,580)	—	(19,580)
Molson Coors Brewing Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		349	9,077	—	9,077
Mondi PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(163)	(12,805)	—	(12,805)
Moneysupermarket.com Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	85	8,068	—	8,068
Monolithic Power Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(115)	(4,566)	—	(4,566)
Monotaro Co., Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19	JPY	(34,474)	(4,194)	—	(4,194)
Monster Beverage Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		13	(386)	—	(386)
Morgan Stanley Co.(M)	—	Goldman Sachs International	7/17/19		124	1,490	—	1,490
Mosaic Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(50)	(6,258)	—	(6,258)
Motorola Solutions, Inc.(M)	—	Goldman Sachs International	7/17/19		148	5,219	—	5,219
MS&AD Insurance Group Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	10,680	(719)	—	(719)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -13bps(Q)	BNP Paribas S.A.	2/06/20	AUD	(2,343)	(95,140)	—	(95,140)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -20bps(Q)	BNP Paribas S.A.	2/06/20	AUD	(642)	(26,096)	—	(26,096)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -33bps(Q)	BNP Paribas S.A.	2/06/20	AUD	(1,278)	(51,930)	—	(51,930)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -33bps(Q)	BNP Paribas S.A.	2/06/20	AUD	(788)	(32,004)	—	(32,004)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -33bps(Q)	BNP Paribas S.A.	2/06/20	AUD	(111)	(4,499)	—	(4,499)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -35bps(Q)	BNP Paribas S.A.	2/06/20	AUD	(969)	(39,368)	—	(39,368)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -35bps(Q)	BNP Paribas S.A.	2/06/20	AUD	(230)	(9)	—	(9)
MSCI Netherlands Net Return EUR Index (T)	—	Goldman Sachs International	7/17/19	EUR	1,378	13,237	—	13,237
MSCI Sweden Net Return SEK(T)	—	Goldman Sachs International	7/17/19	SEK	(3,796)	(6,204)	—	(6,204)
MSCI Switzerland Net Return CHD Index(T)	—	Goldman Sachs International	7/17/19	CHF	1,162	8,093	—	8,093

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
MSCISpain Net Return EUR Index(T)	—	Goldman Sachs International	7/17/19	EUR	1,341	$5,554	$—	$5,554
Mtr Corp., Ltd.(M)	—	Goldman Sachs International	7/17/19	HKD	(97)	(1,025)	—	(1,025)
Murata Manufacturing Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	24,460	2,081	—	2,081
Murphy Oil Corp.(M)	—	Goldman Sachs International	7/17/19		(42)	(2,062)	—	(2,062)
Murphy USA, Inc.(M)	—	Goldman Sachs International	7/17/19		210	5,506	—	5,506
Mylan NV(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		195	18,211	—	18,211
Nabors Industries Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(13)	(2,835)	—	(2,835)
Nabtesco Corp,(M)	—	Goldman Sachs International	7/17/19	JPY	(12,234)	(380)	—	(380)
Nankai Electric Railway Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(9,132)	2,081	—	2,081
National Fuel Gas Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(356)	5,580	—	5,580
National Grid PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	322	7,536	—	7,536
National Oilwell Varco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(213)	(13,038)	—	(13,038)
Natixis SA(M)	—	Goldman Sachs International	7/17/19	EUR	(37)	4,989	—	4,989
Naunce Communications, Inc.(M)	—	Goldman Sachs International	7/17/19		34	(2,094)	—	(2,094)
NCR Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(232)	9,446	—	9,446
Nektar Therapeutics(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		92	6,789	—	6,789
NetApp, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(53)	294	—	294
Netflix, Inc.(M)	—	Goldman Sachs International	7/17/19		(740)	(37,722)	—	(37,722)
Neurocrine Biosciences, Inc.(M)	—	Goldman Sachs International	7/17/19		(87)	(2,179)	—	(2,179)
New Jersey Resources Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		16	410	—	410
New Melrose Industries, Inc.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(380)	(17,999)	—	(17,999)
New World Development(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	1,280	5,130	—	5,130
Newcrest Mining Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	458	35,782	—	35,782
Newell Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(685)	(49,510)	—	(49,510)
Newmont Mining Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(182)	(16,374)	—	(16,374)
News Corp. (Class A)(M)	—	Goldman Sachs International	7/17/19		(294)	(42,921)	—	(42,921)
Nexon Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	21,306	(3,480)	—	(3,480)
Next PLC(M)	—	Goldman Sachs International	7/17/19	GBP	21	(253)	—	(253)
NextEra Energy, Inc.(M)	—	Goldman Sachs International	7/17/19		(479)	(3,391)	—	(3,391)
NGK Spark Plug Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(10,093)	(2,034)	—	(2,034)
NH Foods Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	21,988	(7,040)	—	(7,040)
Nhk Spring Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	8,902	—	—	—
Nidec Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(106,523)	(22,650)	—	(22,650)
Nielsen Holdings PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(362)	(1,560)	—	(1,560)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Nifco, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,660)	$545	$—	$545
NIKE, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		276	4,577	—	4,577
Nikon Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	1,855	(245)	—	(245)
Nintendo Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(72,580)	(22,733)	—	(22,733)
Nippon Electric Glass Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	5,386	668	—	668
Nippon Express Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	22,074	2,532	—	2,532
Nippon Paint Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(36,120)	9,349	—	9,349
Nippon Seiko Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	1,571	568	—	568
Nippon Shinyaku Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(26,560)	20,776	—	20,776
Nippon Shokubai Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	2,832	148	—	148
Nippon Steel Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	18,525	(325)	—	(325)
Nippon Telegraph & Telephone Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	110,854	205	—	205
Nippon Yusen KK(M)	—	Goldman Sachs International	7/17/19	JPY	(16,236)	(8,172)	—	(8,172)
Nisource, Inc.(M)	—	Goldman Sachs International	7/17/19		(298)	(3,979)	—	(3,979)
Nissin Foods Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(4,844)	(130)	—	(130)
Nitori Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(16,020)	(10,351)	—	(10,351)
Nitto Denko Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	1,556	359	—	359
NMC Health PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(249)	(18,262)	—	(18,262)
Noble Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(491)	(37,317)	—	(37,317)
Nomura Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(35,108)	(1,639)	—	(1,639)
Nordstrom, Inc.(M)	—	Goldman Sachs International	7/17/19		38	(790)	—	(790)
Northrop Grumman Corp.(M)	—	Goldman Sachs International	7/17/19		28	1,290	—	1,290
NorthWestern Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		64	(451)	—	(451)
Norwegian Cruise Line Holdings Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		106	(406)	—	(406)
Now, Inc.(M)	—	Goldman Sachs International	7/17/19		(156)	(10,859)	—	(10,859)
NRG Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		144	3,872	—	3,872
NTT Data Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	5,878	2,712	—	2,712
Nu Skin Enterprises, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		135	(943)	—	(943)
Nucor Corp.(M)	—	Goldman Sachs International	7/17/19		21	1,344	—	1,344
Nutanix, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(27)	1,857	—	1,857
NuVasive, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(17)	160	—	160
nVent Electric PLC(M)	—	Goldman Sachs International	7/17/19		24	318	—	318
NVIDIA Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(506)	(53,846)	—	(53,846)
NWS Holdings Ltd.(M)	—	Goldman Sachs International	7/17/19	HKD	308	1,686	—	1,686
Obayashi Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	41,145	2,170	—	2,170
OBIC Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	2,618	(1,651)	—	(1,651)
Ocado Group(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(16)	(34)	—	(34)
Occidental Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(192)	(9,546)	—	(9,546)
Oceaneering International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(163)	(31,673)	—	(31,673)
Odakyu Electric Railway Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(20,378)	5,565	—	5,565

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Oil Search Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	(41)	$(488)	$—	$(488)
Old Mutual PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(94)	(2,907)	—	(2,907)
Olin Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(19)	277	—	277
Omnicom Group, Inc.(M)	—	Goldman Sachs International	7/17/19		18	667	—	667
ON Semiconductor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		134	2,630	—	2,630
OneMain Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		35	2,649	—	2,649
ONEOK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(956)	(43,451)	—	(43,451)
Ono Pharmaceutical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(9,108)	2,048	—	2,048
Oracle Corp. Japan(M)	—	Goldman Sachs International	7/17/19	JPY	10,892	1,169	—	1,169
Oracle Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		496	27,158	—	27,158
Orange SA(M)	—	Goldman Sachs International	7/17/19	EUR	16	102	—	102
Oriental Land Co., Ltd(M)	—	Goldman Sachs International	7/17/19	JPY	(2,667)	(9)	—	(9)
Origin Energy Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(172)	(4,094)	—	(4,094)
Orix Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	26,142	2,130	—	2,130
Orpea SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(103)	(3,867)	—	(3,867)
Osaka Gas Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	12,305	(965)	—	(965)
Oshkosh Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		187	9,981	—	9,981
Otsuka Corp. (M)	—	Goldman Sachs International	7/17/19	JPY	1,350	(459)	—	(459)
Packaging Corp. of America(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		35	229	—	229
PacWest Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(140)	(1,643)	—	(1,643)
Panasonic Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(5,949)	(1,438)	—	(1,438)
Pann National Gaming, Inc.(M)	—	Goldman Sachs International	7/17/19		(155)	6,104	—	6,104
Park24 Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(16,817)	62	—	62
Parker-Hannifin Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		25	676	—	676
Patterson Cos., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		20	691	—	691
Patterson Cos., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		110	5,197	—	5,197
Paycom Software, Inc.(M)	—	Goldman Sachs International	7/17/19		130	2,828	—	2,828
PBF Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		266	60,581	—	60,581
Pegasystems(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(22)	132	—	132
Pennon Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	65	(679)	—	(679)
Penumbra, Inc.(M)	—	Goldman Sachs International	7/17/19		(14)	469	—	469
PepsiCo., Inc.(M)	—	Goldman Sachs International	7/17/19		33	(600)	—	(600)
Peptidream, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(24,860)	5,714	—	5,714
PerkinElmer, Inc.(M)	—	Goldman Sachs International	7/17/19		154	4,328	—	4,328
Perrigo Co. PLC(M)	—	Goldman Sachs International	7/17/19		(22)	(1,955)	—	(1,955)
Persimmon PLC(M)	—	Goldman Sachs International	7/17/19	GBP	76	(1,833)	—	(1,833)
Persol Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(38,143)	(700)	—	(700)
Petrofac Ltd.(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	10	78	—	78

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Peugeot SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	762	$33,646	$—	$33,646
Pfizer, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		787	4,571	—	4,571
Philip Morris International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(417)	(7,434)	—	(7,434)
Phillips 66(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		368	32,753	—	32,753
Pigeon Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(26,757)	10,945	—	10,945
Pilgrim’s Pride Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		319	(19,385)	—	(19,385)
Pinnacle Financial Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(54)	(1,930)	—	(1,930)
Pinnacle West Capital Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		16	(549)	—	(549)
Plantronics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(47)	8,665	—	8,665
Platform Specialty Products Corp.(M)	—	Goldman Sachs International	7/17/19		(160)	1,835	—	1,835
Playtech PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	44	(67)	—	(67)
Pluralsight, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(12)	(138)	—	(138)
PNC Financial Services Group, Inc.(M)	—	Goldman Sachs International	7/17/19		(96)	(2,068)	—	(2,068)
PNM Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(94)	(2,379)	—	(2,379)
POLA Orbis Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(4,095)	1,688	—	1,688
Polyone Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(23)	(3,763)	—	(3,763)
Pool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(29)	(465)	—	(465)
Popular, Inc.(M)	—	Goldman Sachs International	7/17/19		18	362	—	362
Power Assets Holdings Ltd.(M)	—	Goldman Sachs International	7/17/19	HKD	(1,453)	(990)	—	(990)
PRA Health Sciences, Inc.(M)	—	Goldman Sachs International	7/17/19		460	23,479	—	23,479
Prada SpA(M)	—	Goldman Sachs International	7/17/19	HKD	(213)	(1,114)	—	(1,114)
Premier, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(374)	(12,033)	—	(12,033)
Principal Financial Group, Inc.(M)	—	Goldman Sachs International	7/17/19		29	1,735	—	1,735
Procter & Gamble Co. (The)(M)	—	Goldman Sachs International	7/17/19		244	2,086	—	2,086
Progressive Corp.(M)	—	Goldman Sachs International	7/17/19		18	(512)	—	(512)
Proofpoint, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(34)	(2,803)	—	(2,803)
Prosperity Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(67)	1,538	—	1,538
Public Service Enterprise Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		16	(276)	—	(276)
PulteGroup, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		514	(17,419)	—	(17,419)
Pure Storage, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(600)	11,507	—	11,507
PVH Corp.(M)	—	Goldman Sachs International	7/17/19		69	3,765	—	3,765

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Qantas Airways Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	(66)	$1,418	$—	$1,418
QBE Insurance Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(162)	(1,559)	—	(1,559)
Qiagen N.V.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		208	8,471	—	8,471
QUALCOMM, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(133)	(10,463)	—	(10,463)
Quanta Services, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		182	4,900	—	4,900
Quest Diagnostics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		17	360	—	360
Quintiles IMS Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		1,019	154,402	—	154,402
Rakuten, Inc. NPV(M)	—	Goldman Sachs International	7/17/19	JPY	(11,376)	(1,336)	—	(1,336)
Ralph Lauren Corp.(M)	—	Goldman Sachs International	7/17/19		63	(39)	—	(39)
Ralph Lauren Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		378	6,699	—	6,699
Ramsay Health Care Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	(26)	(357)	—	(357)
Range Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(171)	1,370	—	1,370
Raytheon Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		92	2,464	—	2,464
Rea Group Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	(18)	(509)	—	(509)
Recruit Holdings, Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(16,307)	(2,091)	—	(2,091)
Regeneron Pharmaceuticals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		379	10,911	—	10,911
Reinsurance Group of America, Inc.(M)	—	Goldman Sachs International	7/17/19		728	24,806	—	24,806
Reliance Steel & Aluminum Co.(M)	—	Goldman Sachs International	7/17/19		12	804	—	804
RELX PLC(M)	—	Goldman Sachs International	7/17/19	GBP	14	230	—	230
Remy Cointreau SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(142)	(9,694)	—	(9,694)
Renault SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	148	640	—	640
Renesas Electronics Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(20,549)	(7,402)	—	(7,402)
Rentokil Initial(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(19)	(1,077)	—	(1,077)
Repsol SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	529	(34,719)	—	(34,719)
Resideo Technologies, Inc.(M)	—	Goldman Sachs International	7/17/19		31	1,560	—	1,560
Resona Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	34,442	5,505	—	5,505
Ricoh, Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(14,526)	994	—	994
Rightmove PLC(M)	—	Goldman Sachs International	7/17/19	GBP	14	(1,562)	—	(1,562)
RingCentral, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(71)	4,628	—	4,628
Rinnai Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(2,796)	519	—	519
Rio Tinto PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(128)	(9,733)	—	(9,733)
Robert Half International, Inc.(M)	—	Goldman Sachs International	7/17/19		358	13,498	—	13,498
Rohm Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	5,560	2,152	—	2,152
Rolls-Royce Holdings PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(70)	5,809	—	5,809
Ross Store, Inc.(M)	—	Goldman Sachs International	7/17/19		80	912	—	912

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Rotork PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(11)	$(695)	$—	$(695)
Royal Bank of Scotland Group PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(18)	(385)	—	(385)
Royal Gold, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(410)	(45,233)	—	(45,233)
Royal Mail PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	152	9,527	—	9,527
RPC Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	5	—	—	—
RPC, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		122	(1,835)	—	(1,835)
RSA Insurance Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(113)	(1,572)	—	(1,572)
Ryder System, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		129	8,389	—	8,389
Ryohin Keikaku Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(28,905)	(2,643)	—	(2,643)
S&P Global, Inc.(M)	—	Goldman Sachs International	7/17/19		(17)	(50)	—	(50)
Sage Therapeutics, Inc.(M)	—	Goldman Sachs International	7/17/19		(460)	(27,818)	—	(27,818)
Sally Beauty Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		86	(7,457)	—	(7,457)
Samsonite International SA(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	7/17/19	HKD	(274)	(3,484)	—	(3,484)
Sanderson Farms, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(100)	5,197	—	5,197
Sankyo, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	2,436	(890)	—	(890)
Sanofi SA(M)	—	Goldman Sachs International	7/17/19	EUR	161	(2,970)	—	(2,970)
Santander Consumer USA, Inc.(M)	—	Goldman Sachs International	7/17/19		14	433	—	433
Santen Pharmaceutical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(8,531)	(2,000)	—	(2,000)
Santos Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	24	721	—	721
Sawai Pharmaceutical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	16,254	(5,009)	—	(5,009)
Schlumberger Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(483)	(58,089)	—	(58,089)
Science Applications International Corp.(M)	—	Goldman Sachs International	7/17/19		71	25	—	25
Scientific Games International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(179)	5,687	—	5,687
SCOR SE(M)	—	Goldman Sachs International	7/17/19	EUR	16	109	—	109
Scotts Miracle-gro Co.(M)	—	Goldman Sachs International	7/17/19		(154)	(7,171)	—	(7,171)
Seagate Technology PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		227	16,348	—	16,348
Sealed Air Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(1,048)	44,358	—	44,358
Seattle Genetics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(47)	(863)	—	(863)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
SEB SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(63)	$(2,822)	$—	$(2,822)
Secom Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	1,887	(301)	—	(301)
SEEK Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(103)	(519)	—	(519)
Sega Sammy Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,947)	(153)	—	(153)
Sempra Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(397)	(9,926)	—	(9,926)
Sensient Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(19)	(130)	—	(130)
Seven Bank Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(2,464)	(163)	—	(163)
Severn Trent PLC(M)	—	Goldman Sachs International	7/17/19	GBP	10	34	—	34
Sharp Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(13,181)	(7,114)	—	(7,114)
Sherwin-Williams Co.(M)	—	Goldman Sachs International	7/17/19		(13)	358	—	358
Shikoku Electric Power Co.(M)	—	Goldman Sachs International	7/17/19	JPY	(2,783)	(52)	—	(52)
Shimadzu Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(7,283)	3,834	—	3,834
Shimamura Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	16,884	195	—	195
Shimano, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(44,820)	14,274	—	14,274
Shimizu Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	11,804	(2,393)	—	(2,393)
Shin-Etsu Chemical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	1,896	1,026	—	1,026
Shinsei Bank Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	5,702	1,428	—	1,428
Shionogi, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	23,583	106	—	106
Shiseido Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(2,610)	1,611	—	1,611
Shizuoka Bank Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,915)	89	—	89
Showa Denko KK(M)	—	Goldman Sachs International	7/17/19	JPY	47,740	12,939	—	12,939
Signature Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(113)	(3,325)	—	(3,325)
Signet Jewelers Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(105)	6,411	—	6,411
Silgan Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		36	1,215	—	1,215
Silicon Laboratories(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(22)	(613)	—	(613)
Sirius XM Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		(84)	(1,329)	—	(1,329)
Six Flags Entertainment Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(152)	8,439	—	8,439
SJM Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	108	(184)	—	(184)
Skechers U.S.A., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		282	12,691	—	12,691
Skyworks Solutions, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		270	15,383	—	15,383
Sm Energy Co.(M)	—	Goldman Sachs International	7/17/19		62	4,803	—	4,803
Snap(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		78	1,208	—	1,208
Snap-on, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(289)	(8,208)	—	(8,208)
Societe Generale SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	153	(391)	—	(391)
SoftBank Group (M)	—	Goldman Sachs International	7/17/19	JPY	(8,276)	111	—	111
SoftBank Group Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(12,267)	847	—	847
SoftBank Group Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(5,700)	28,205	—	28,205

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Sojitz Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	51,652	$(4,118)	$—	$(4,118)
Sompo Japan Insurance, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	9,181	(245)	—	(245)
Sonoco Products Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		31	(28)	—	(28)
Sony Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(20,614)	2,604	—	2,604
SONY Financial Holdongs, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(37,961)	4,035	—	4,035
Sotheby’s(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(131)	(85,829)	—	(85,829)
South32 Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	156	(2,162)	—	(2,162)
Southern Co.(M)	—	Goldman Sachs International	7/17/19		(17)	(243)	—	(243)
Southwest Airlines Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(214)	(2,042)	—	(2,042)
Southwest Gas Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		12	174	—	174
Southwestern Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		424	(28,770)	—	(28,770)
Spectrum Brands Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		81	(6,339)	—	(6,339)
Spirit AeroSystems Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		920	(24,229)	—	(24,229)
Square Enix Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(3,038)	(626)	—	(626)
Square, Inc.(M)	—	Goldman Sachs International	7/17/19		(100)	(2,229)	—	(2,229)
St. James’s Place PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(77)	(3,827)	—	(3,827)
Standard Chartered PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(222)	(2,794)	—	(2,794)
Standard Life Aberdeen PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(129)	(10,731)	—	(10,731)
Steel Dynamics, Inc.(M)	—	Goldman Sachs International	7/17/19		79	11,500	—	11,500
Stericycle, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(331)	(24,200)	—	(24,200)
Steris Corp.(M)	—	Goldman Sachs International	7/17/19		12	694	—	694
Sterling Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(128)	(4,674)	—	(4,674)
Stryker Corp.(M)	—	Goldman Sachs International	7/17/19		17	814	—	814
Subaru Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(10,975)	(234)	—	(234)
Suez SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	119	1,694	—	1,694
SUMCO Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	3,281	1,678	—	1,678
Sumisho Computer Systems Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	1,632	(390)	—	(390)
Sumitomo Chemical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	9,497	2,351	—	2,351
Sumitomo Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	40,100	2,062	—	2,062
Sumitomo Heavy Industries Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	13,320	3,603	—	3,603
Sumitomo Metal Mining, Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(4,622)	(1,920)	—	(1,920)
Sumitomo Mitsui Banking Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	18,900	1,206	—	1,206
Sun Hung Kai Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	258	922	—	922

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Sundrug Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,432)	$(246)	$—	$(246)
Suzuken Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	14,916	(9,386)	—	(9,386)
Suzuki Motor Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,571)	479	—	479
SVB Financial Group(M)	—	Goldman Sachs International	7/17/19		(50)	(2,356)	—	(2,356)
Swire Pacific Ltd. (Class A)(M)	—	Goldman Sachs International	7/17/19	HKD	145	(148)	—	(148)
Swire Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	554	(4,724)	—	(4,724)
Switch, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(76)	(3,145)	—	(3,145)
Swizz Market Index Future(M)	—	Goldman Sachs International	9/30/19	CHF	5,421	(2,134)	—	(2,134)
Symantec Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		198	26,324	—	26,324
Synchrony Financial(M)	—	Goldman Sachs International	7/17/19		142	5,755	—	5,755
SYNNEX Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		136	10,020	—	10,020
Synopsys, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		175	3,433	—	3,433
Synovus Financial(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(137)	(7,881)	—	(7,881)
Sysco Corp.(M)	—	Goldman Sachs International	7/17/19		(18)	317	—	317
Sysmex Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(20,580)	8,388	—	8,388
T&D Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(5,773)	(1,774)	—	(1,774)
Taiheiyo Cement Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	15,672	(223)	—	(223)
Taisei Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	21,735	(5,509)	—	(5,509)
Taisho Pharmaceutical Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	1,700	(95)	—	(95)
Takeda Pharmaceutical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(50,435)	3,281	—	3,281
Tapestry, Inc.(M)	—	Goldman Sachs International	7/17/19		30	1,735	—	1,735
Targa Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(1,013)	(24,915)	—	(24,915)
Target Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		363	(3,902)	—	(3,902)
Tate & Lyle PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	80	(711)	—	(711)
Taylor Wimpey PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	223	971	—	971
TDK Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	9,492	4,786	—	4,786
TE Connectivity Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		54	2,691	—	2,691
Tech Data Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		534	39,032	—	39,032
Technicolor SA(M)	1 Day EONIA -525 bps(M)	Goldman Sachs International	7/17/19	EUR	34	1,294	—	1,294
Techtronic Industries Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	7/17/19	HKD	(1,248)	(20,156)	—	(20,156)
Tegna, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		354	(432)	—	(432)
Teijin Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	8,352	2,616	—	2,616
Teledyne Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		222	17,817	—	17,817
Telefonica SA(M)	—	Goldman Sachs International	7/17/19	EUR	149	(5,518)	—	(5,518)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Telephone & Data Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		178	$4,786	$—	$4,786
Telstra Corp. Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	417	5,664	—	5,664
Tempur Sealy International, Inc.(M)	1 Day USOIS -52 bps(M)	Goldman Sachs International	7/17/19		(465)	(42,350)	—	(42,350)
Tenet Healthcare Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(227)	8,650	—	8,650
Teradata Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(53)	178	—	178
Teradyne, Inc.(M)	—	Goldman Sachs International	7/17/19		81	3,314	—	3,314
Terumo Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(3,845)	(67)	—	(67)
Tesla, Inc.(M)	1 Day USOIS -34.1 bps(M)	Goldman Sachs International	7/17/19		(1,229)	(61,089)	—	(61,089)
Texas Capital Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(78)	(2,725)	—	(2,725)
Texas Instruments, Inc.(M)	—	Goldman Sachs International	7/17/19		30	560	—	560
Textron, Inc.(M)	—	Goldman Sachs International	7/17/19		177	12,419	—	12,419
Thales SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	104	6,108	—	6,108
The Star Entertainment Group Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	37	1	—	1
Thermo Fisher Scientific, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		680	23,501	—	23,501
Thor Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(172)	(8,658)	—	(8,658)
Tiffany & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(123)	(3,492)	—	(3,492)
Timken Co.(M)	—	Goldman Sachs International	7/17/19		70	5,714	—	5,714
TJX Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		118	2,860	—	2,860
T-Mobile US, Inc.(M)	—	Goldman Sachs International	7/17/19		171	(5,492)	—	(5,492)
Toho Gas Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	2,421	(390)	—	(390)
Tohoku Electric Power Co.(M)	—	Goldman Sachs International	7/17/19	JPY	4,282	(326)	—	(326)
Tokyo Broadcasting System Television, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	3,193	(599)	—	(599)
Tokyo Electric Power Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	89,028	11,924	—	11,924
Tokyo Gas Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	36,100	(12,389)	—	(12,389)
Tokyu Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,353)	143	—	143
Toll Brothers, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		82	(1,173)	—	(1,173)
Toppan Printing Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	4,956	(1,990)	—	(1,990)
Tosoh Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	23,321	5,715	—	5,715
Tostem Inax Holding Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(29,777)	(32,013)	—	(32,013)
TOTAL SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	EUR	945	22,839	—	22,839
Toto Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(43,656)	2,365	—	2,365
Toyo Seikan Kaisha Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	13,981	(6,728)	—	(6,728)
Toyo Suisan Kaisha Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	9,845	(714)	—	(714)
Toyota Industries Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(1,776)	(28)	—	(28)
Toyota Tsusho Corp. (M)	—	Goldman Sachs International	7/17/19	JPY	1,983	(223)	—	(223)
Transocean Ltd.(M)	—	Goldman Sachs International	7/17/19		(510)	(53,372)	—	(53,372)
TransUnion(M)	—	Goldman Sachs International	7/17/19		(71)	(2,933)	—	(2,933)

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Treasury Wine Estates(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/17/19	AUD	(149)	$704	$—	$704
TreeHouse Foods, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(210)	(2,912)	—	(2,912)
Trex Co., Inc.(M)	—	Goldman Sachs International	7/17/19		(188)	(5,039)	—	(5,039)
TRI Pointe Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		15	(755)	—	(755)
Trimble, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(55)	(2,592)	—	(2,592)
Trinity Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(40)	(388)	—	(388)
TripAdvisor, Inc.(M)	1 Month LIBOR(M)	Goldman Sachs International	7/17/19		382	5,350	—	5,350
Tsuruha Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(26,757)	(1,252)	—	(1,252)
Tupperware Brands Corp.(M)	—	Goldman Sachs International	7/17/19		(72)	4,858	—	4,858
Twilio, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(74)	3,759	—	3,759
Twitter, Inc.(M)	—	Goldman Sachs International	7/17/19		188	(13,675)	—	(13,675)
Tyson Foods, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		331	(7,028)	—	(7,028)
Ubiquiti Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		55	601	—	601
Ubisoft Entertainment SA(M)	—	Goldman Sachs International	7/17/19	EUR	(122)	4,766	—	4,766
UGI Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		126	1,802	—	1,802
UMB Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(39)	(1,656)	—	(1,656)
Umpqua Holdings Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(38)	(186)	—	(186)
Under Armer, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(139)	2,311	—	2,311
Unicharm Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(5,070)	1,892	—	1,892
Union Pac Corp.(M)	—	Goldman Sachs International	7/17/19		(184)	3,493	—	3,493
United Bankshares, Inc.(M)	—	Goldman Sachs International	7/17/19		(147)	515	—	515
United Parcel Service, Inc.(M)	—	Goldman Sachs International	7/17/19		(860)	(26,227)	—	(26,227)
United Rentals Ord Shs(M)	—	Goldman Sachs International	7/17/19		(69)	(5,608)	—	(5,608)
United States Cellular Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		81	1,149	—	1,149
United Therapeutics Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		349	(20,120)	—	(20,120)
United Utilities Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	232	(14,543)	—	(14,543)
Univar, Inc.(M)	—	Goldman Sachs International	7/17/19		(410)	(6,457)	—	(6,457)
Universal Display Corp.(M)	1 Day USOIS -70 bps(M)	Goldman Sachs International	7/17/19		(398)	(34,125)	—	(34,125)
Universal Health Services, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		266	14,641	—	14,641
UNUM Group(M)	—	Goldman Sachs International	7/17/19		20	108	—	108
Urban Outfitter, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		137	(1,780)	—	(1,780)
US Steel Corp.(M)	—	Goldman Sachs International	7/17/19		29	3,033	—	3,033
Vail Resorts, Inc.(M)	—	Goldman Sachs International	7/17/19		(124)	6,508	—	6,508
Valeo SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(299)	(50,662)	—	(50,662)
Valero Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		366	47,044	—	47,044

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Valley National Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(37)	$(1,626)	$—	$(1,626)
Valmont Inds(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(24)	(2,029)	—	(2,029)
Valvoline, Inc.(M)	—	Goldman Sachs International	7/17/19		(31)	(1,152)	—	(1,152)
Varian Medical Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		24	890	—	890
Veeva Systems, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		1,277	(10,201)	—	(10,201)
Veolia Environnement SA(M)	—	Goldman Sachs International	7/17/19	EUR	99	812	—	812
VeriSign, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		290	2,868	—	2,868
Verizon Communications, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		1,128	19,681	—	19,681
Vertex Pharmaceuticals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		66	4,026	—	4,026
VF Corp.(M)	—	Goldman Sachs International	7/17/19		54	1,039	—	1,039
Viacom, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		852	23,434	—	23,434
ViaSat Inc(M)	1 Day USOIS -75 bps(M)	Goldman Sachs International	7/17/19		(283)	31,837	—	31,837
Virtu Financial, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(103)	911	—	911
Visa, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(122)	(1,944)	—	(1,944)
Vishay Intertechnology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		253	9,352	—	9,352
Visteon Corp.(M)	—	Goldman Sachs International	7/17/19		(255)	(40,897)	—	(40,897)
Vistra Energy Corp.(M)	—	Goldman Sachs International	7/17/19		541	(33,003)	—	(33,003)
Vivendi SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	7/17/19	EUR	(137)	2,160	—	2,160
VMware, Inc. (Class A)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		385	(10,738)	—	(10,738)
Vodafone Group PLC(M)	—	Goldman Sachs International	7/17/19	GBP	(14)	150	—	150
Voya Financial, Inc.(M)	—	Goldman Sachs International	7/17/19		48	1,253	—	1,253
Vulcan Materials Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(1,240)	(16,011)	—	(16,011)
Wabtec Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(319)	(17,516)	—	(17,516)
Walgreens Boots Alliance, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		81	3,682	—	3,682
Wal-Mart Stores, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		75	2,070	—	2,070
Walt Disney Co.(M)	—	Goldman Sachs International	7/17/19		17	319	—	319
Watsco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(126)	2,452	—	2,452
Wayfair, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		69	(4,138)	—	(4,138)
Webster Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(35)	(884)	—	(884)
Weight Watchers International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		102	(1,580)	—	(1,580)
Weir Group PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/17/19	GBP	(91)	(2,726)	—	(2,726)

Welcia Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(16,985)	(1,085)	—	(1,085)
Wellsfargo & Co.(M)	—	Goldman Sachs International	7/17/19		(69)	(1,564)	—	(1,564)
Werner Enterprises, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		65	3,377	—	3,377

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
WESCO International, Inc.(M)	—	Goldman Sachs International	7/17/19		18	$656	$—	$656
Wesfarmers Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	68	(1,894)	—	(1,894)
West Japan Railway Co.(M)	—	Goldman Sachs International	7/17/19	JPY	8,875	(1,475)	—	(1,475)
West Pharmaceutical Services, Inc.(M)	—	Goldman Sachs International	7/17/19		18	724	—	724
Westar Energy, Inc.(M)	—	Goldman Sachs International	7/17/19		(82)	(425)	—	(425)
Western Digital Corp.(M)	—	Goldman Sachs International	7/17/19		(29)	(7,302)	—	(7,302)
Westrock Co.(M)	—	Goldman Sachs International	7/17/19		(60)	(66)	—	(66)
Wh Group(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	2,175	13,597	—	13,597
WH Smith PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	110	(2,919)	—	(2,919)
Wharf Holdings Ltd. (The)(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	7/17/19	HKD	(532)	(760)	—	(760)
Wharf Real Estate Investment Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	HKD	(429)	(1,468)	—	(1,468)
Whirlpool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(342)	(31,851)	—	(31,851)
Whiting Petroleum Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		150	13,759	—	13,759
William Hill PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	GBP	34	2,690	—	2,690
Williams Cos., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(850)	(17,327)	—	(17,327)
Williams-Sonoma, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		241	37,322	—	37,322
Willis Towers Watson PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(266)	(4,421)	—	(4,421)
Wisconsin Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(143)	(1,088)	—	(1,088)
Woodside Petroleum Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	7/17/19	AUD	202	7,037	—	7,037
Woodward, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		461	(1,908)	—	(1,908)
World Fuel Services Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(15)	(1,335)	—	(1,335)
World Wrestling Entertainment, Inc. (Class A)(M)	—	Goldman Sachs International	7/17/19		(37)	501	—	501
Worldline SA(M)	—	Goldman Sachs International	7/17/19	EUR	(74)	(6,024)	—	(6,024)
WorleyParsons Ltd.(M)	—	Goldman Sachs International	7/17/19	AUD	(50)	(2,875)	—	(2,875)
WPX Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		(327)	(14,241)	—	(14,241)
WR Grace & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(317)	(5,820)	—	(5,820)
Wynn Macau Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	105	901	—	901
Wynn Resorts Ltd.(M)	—	Goldman Sachs International	7/17/19		(136)	(8,506)	—	(8,506)
Xerox Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		294	6,118	—	6,118
Xilinx, Inc.(M)	—	Goldman Sachs International	7/17/19		63	4,006	—	4,006
XPO Logistics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(599)	(24,374)	—	(24,374)
Yahoo Japan Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(3,950)	—	—	—

Yakult Honsha Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(8,580)	3,014	—	3,014

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Yamada Denki Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	23,562	$459	$—	$459
Yamaguchi Financial Group(M)	—	Goldman Sachs International	7/17/19	JPY	6,845	(683)	—	(683)
Yamaha Motor Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(2,111)	41	—	41
Yamanouchi Pharmaceutical Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	27,377	6,620	—	6,620
Yamato Holdings Co., Ltd.(M)	—	Goldman Sachs International	7/17/19	JPY	(25,595)	7,756	—	7,756
Yaskawa Electric Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(64,827)	(40,319)	—	(40,319)
Yokogawa Electric Corp.(M)	—	Goldman Sachs International	7/17/19	JPY	(2,709)	(338)	—	(338)
Yue Yuen Industrial Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	7/17/19	HKD	737	217	—	217
Yum! Brands, Inc.(M)	—	Goldman Sachs International	7/17/19		(65)	(1,202)	—	(1,202)
Zayo Group Holdings, Inc.(M)	—	Goldman Sachs International	7/17/19		(1,022)	(8,135)	—	(8,135)
Zebra Technologies Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		88	6,801	—	6,801
Zendesk, Inc.(M)	—	Goldman Sachs International	7/17/19		(37)	1,140	—	1,140
Zillow Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/17/19		(503)	(3,272)	—	(3,272)
Zions Bancorporation NA(M)	—	Goldman Sachs International	7/17/19		(47)	(2,271)	—	(2,271)
Zoetis, Inc. (Class A)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19		477	14,166	—	14,166
ZOZO, Inc.(M)	—	Goldman Sachs International	7/17/19	JPY	(54,684)	(15,268)	—	(15,268)

						$(1,382,889)	$8,102	$(1,390,991)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$43,614	$(314,374)	$6,245,518	$(6,095,019)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$1,348,393	$1,459,132
Credit Suisse Securities (USA) LLC	—	4,497,591
Goldman Sachs & Co. LLC	14,675,250	8,596,909
JPMorgan Securities LLC	603,217	—
Morgan Stanley & Co. LLC	5,827,240	—

Total	$22,454,100	$14,553,632

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,960,576,533	$—	$—
Common Stocks	266,777,806	144,875,899	32,731
Exchange-Traded Funds	139,470,553	—	—
Preferred Stocks	—	841,505	—
Rights	—	—	5,261
Asset-Backed Securities
Automobiles	—	1,208,343	—
Collateralized Loan Obligation	—	342,301	—
Consumer Loans	—	981,681	—
Home Equity Loans	—	11,729,171	—
Other	—	519,954	—
Residential Mortgage-Backed Securities	—	11,277,791	—
Student Loans	—	1,524,574	—
Bank Loans	—	3,658,026	—
Commercial Mortgage-Backed Securities	—	5,599,370	—
Convertible Bonds	—	1,148	28,087
Corporate Bonds	—	273,736,471	82,048
Municipal Bonds	—	986,499	—
Residential Mortgage-Backed Securities	—	39,469,437	—
Sovereign Bonds	—	224,007,087	—
U.S. Government Agency Obligations	—	101,775,203	—
U.S. Treasury Obligations	—	535,018,356	—
Bankers Acceptances	—	3,661,259	—
Certificate of Deposit	—	2,202,118	—
Foreign Treasury Obligations	—	3,668,341	—
Repurchase Agreement	—	5,500,000	—
Unaffiliated Mutual Funds	146,489,793	—	—
Options Purchased	201,501	429,229	—
Common Stocks—Short	(100,577,226)	(16,140,822)	—
Preferred Stocks—Short	—	(82,266)	—
Sovereign Bond—Short	—	(3,716,131)	—
Options Written	(1,091,411)	(143,247)	—
Other Financial Instruments*
Forward Commitment Contract	—	(10,782,549)	—
Financial Futures Contracts	7,325,821	—	—
Commodity Futures Contracts	699,622	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,499,152)	—
OTC Cross Currency Exchange Contracts	—	(43,406)	—
Centrally Cleared Credit Default Swap Agreements	—	(70,044)	—
OTC Credit Default Swap Agreements	—	(265,926)	—
Centrally Cleared Inflation Swap Agreements	—	205,429	—
OTC Inflation Swap Agreements	—	(46,218)	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,599,479)	—
OTC Interest Rate Swap Agreements	—	1,574,772	—
OTC Total Return Swap Agreements	—	(1,382,889)	—

Total	$3,419,872,992	$1,333,021,835	$148,127

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	64.2%
U.S. Treasury Obligations	11.6
Sovereign Bonds	4.9
Unaffiliated Mutual Funds	3.2
Exchange-Traded Funds	3.0
Banks	2.3
U.S. Government Agency Obligations	2.2
Electric Utilities	1.6
Residential Mortgage-Backed Securities	1.2
Oil, Gas & Consumable Fuels	1.1
Transportation Infrastructure	0.9
Oil & Gas	0.7
Construction & Engineering	0.6
Multi-Utilities	0.6
Road & Rail	0.5
Equity Real Estate Investment Trusts (REITs)	0.4
Electric	0.4
Diversified Financial Services	0.3
Commercial Services & Supplies	0.3
Pipelines	0.3
Pharmaceuticals	0.3
Home Equity Loans	0.3
Telecommunications	0.3
Software	0.3
Water Utilities	0.2
Insurance	0.2
Diversified Telecommunication Services	0.2
Chemicals	0.2
Auto Manufacturers	0.2
Commercial Services	0.2
Media	0.1
Agriculture	0.1
Foods	0.1
Commercial Mortgage-Backed Securities	0.1
Health Care Equipment & Supplies	0.1
Repurchase Agreement	0.1
IT Services	0.1
Trucking & Leasing	0.1
Biotechnology	0.1
Independent Power & Renewable Electricity Producers	0.1
Machinery	0.1
Automobiles	0.1
Aerospace & Defense	0.1
Electronic Equipment, Instruments & Components	0.1
Computers	0.1
Gas Utilities	0.1
Foreign Treasury Obligations	0.1
Bankers Acceptances	0.1
Food Products	0.1
Real Estate	0.1
Real Estate Management & Development	0.1
Retail	0.1
Hotels, Restaurants & Leisure	0.1
Mining	0.1
Semiconductors & Semiconductor Equipment	0.1
Capital Markets	0.1

Professional Services	0.1%
Real Estate Investment Trusts (REITs)	0.1
Metals & Mining	0.1
Healthcare-Products	0.1
Internet	0.1
Multi-National	0.1
Internet & Direct Marketing Retail	0.1
Airlines	0.0	*
Certificate of Deposit	0.0	*
Beverages	0.0	*
Transportation	0.0	*
Health Care Providers & Services	0.0	*
Life Sciences Tools & Services	0.0	*
Healthcare-Services	0.0	*
Lodging	0.0	*
Specialty Retail	0.0	*
Trading Companies & Distributors	0.0	*
Student Loans	0.0	*
Building Products	0.0	*
Health Care Technology	0.0	*
Household Durables	0.0	*
Building Materials	0.0	*
Food & Staples Retailing	0.0	*
Textiles, Apparel & Luxury Goods	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*
Miscellaneous Manufacturing	0.0	*
Machinery-Diversified	0.0	*
Electrical Equipment	0.0	*
Wireless Telecommunication Services	0.0	*
Industrial Conglomerates	0.0	*
Municipal Bonds	0.0	*
Consumer Loans	0.0	*
Diversified Consumer Services	0.0	*
Forest Products & Paper	0.0	*
Gas	0.0	*
Semiconductors	0.0	*
Consumer Finance	0.0	*
Air Freight & Logistics	0.0	*
Savings & Loans	0.0	*
Communications Equipment	0.0	*
Distributors	0.0	*
Personal Products	0.0	*
Interactive Media & Services	0.0	*
Energy Equipment & Services	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Options Purchased	0.0	*
Multiline Retail	0.0	*
Entertainment	0.0	*
Other	0.0	*
Thrifts & Mortgage Finance	0.0	*
Construction Materials	0.0	*
Auto Parts & Equipment	0.0	*
Auto Components	0.0	*
Containers & Packaging	0.0	*
Engineering & Construction	0.0	*
Household Products/Wares	0.0	*
Machinery-Construction & Mining	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.):

Collateralized Loan Obligation	0.0	*%
Packaging & Containers	0.0	*
Iron/Steel	0.0	*
Paper & Forest Products	0.0	*
Private Equity	0.0	*
Oil & Gas Services	0.0	*
Household Products	0.0	*
Leisure Products	0.0	*
Food Service	0.0	*
Tobacco	0.0	*
Leisure Time	0.0	*
Investment Companies	0.0	*
Options Written	(0.0	)*
Securities Sold Short
Airlines	(0.0	)*
Air Freight & Logistics	(0.0	)*
Tobacco	(0.0	)*
Diversified Financial Services	(0.0	)*
Personal Products	(0.0	)*
Food & Staples Retailing	(0.0	)*
Transportation Infrastructure	(0.0	)*
Consumer Finance	(0.0	)*
Industrial Conglomerates	(0.0	)*
Construction Materials	(0.0	)*
Wireless Telecommunication Services	(0.0	)*
Textiles, Apparel & Luxury Goods	(0.0	)*
Leisure Products	(0.0	)*
Real Estate Management & Development	(0.0	)*
Independent Power & Renewable Electricity Producers	(0.0	)*
Household Products	(0.0	)*
Water Utilities	(0.0	)*
Paper & Forest Products	(0.0	)*
Gas Utilities	(0.0	)*
Technology Hardware, Storage & Peripherals	(0.0	)*
Beverages	(0.0	)*
Mortgage Real Estate Investment Trusts (REITs)	(0.0	)*
Interactive Media & Services	(0.0	)*
Communications Equipment	(0.0	)*
Road & Rail	(0.0	)*
Life Sciences Tools & Services	(0.0	)*
Multiline Retail	(0.0	)*
Marine	(0.0	)*
Energy Equipment & Services	(0.0	)*
Construction & Engineering	(0.0	)*

Thrifts & Mortgage Finance	(0.0)*%
Electric Utilities	(0.0)*
Commercial Services & Supplies	(0.0)*
Electrical Equipment	(0.0)*
Multi-Utilities	(0.0)*
Containers & Packaging	(0.0)*
Automobiles	(0.0)*
Health Care Technology	(0.0)*
Auto Components	(0.0)*
Pharmaceuticals	(0.0)*
Diversified Telecommunication Services	(0.0)*
Aerospace & Defense	(0.0)*
Internet & Direct Marketing Retail	(0.1)
Building Products	(0.1)
Trading Companies & Distributors	(0.1)
Insurance	(0.1)
Food Products	(0.1)
Media	(0.1)
Metals & Mining	(0.1)
Household Durables	(0.1)
Professional Services	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Specialty Retail	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Health Care Providers & Services	(0.1)
Sovereign Bond	(0.1)
Health Care Equipment & Supplies	(0.1)
Chemicals	(0.1)
IT Services	(0.1)
Banks	(0.1)
Machinery	(0.1)
Semiconductors & Semiconductor Equipment	(0.1)
Capital Markets	(0.1)
Biotechnology	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Equity Real Estate Investment Trusts (REITs)	(0.1)
Software	(0.2)

103.4
Liabilities in excess of other assets	(3.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$2,705,624	*	Due from/to broker— variation margin futures	$2,006,002	*
Credit contracts	Due from/to broker— variation margin swaps	141,979	*	Due from/to broker— variation margin swaps	212,023	*
Credit contracts	Premiums paid for OTC swap agreements	34,708		Premiums received for OTC swap agreements	314,201
Credit contracts	Unaffiliated investments	556		Options written outstanding, at value	3,320
Credit contracts	Unrealized appreciation on OTC swap agreements	120,648		Unrealized depreciation on OTC swap agreements	107,081
Equity contracts	Due from/to broker— variation margin futures	2,968,477	*	Due from/to broker— variation margin futures	838,159	*
Equity contracts	Unaffiliated investments	5,261		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	4,250,681		Unrealized depreciation on OTC swap agreements	4,909,952
Foreign exchange contracts	Due from/to broker— variation margin futures	170,483	*	Due from/to broker— variation margin futures	17,635	*
Foreign exchange contracts	Unaffiliated investments	488,034		Options written outstanding, at value	146,918
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	3,070		Unrealized depreciation on OTC cross currency exchange contracts	46,476
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,389,055		Unrealized depreciation on OTC forward foreign currency exchange contracts	9,888,207
Interest rate contracts	Due from/to broker— variation margin futures	12,244,326	*	Due from/to broker— variation margin futures	7,201,671	*
Interest rate contracts	Due from/to broker— variation margin swaps	5,774,599	*	Due from/to broker— variation margin swaps	13,168,649	*
Interest rate contracts	Premiums paid for OTC swap agreements	8,906		Premiums received for OTC swap agreements	173
Interest rate contracts	Unaffiliated investments	142,140		Options written outstanding, at value	1,084,420
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,874,189		Unrealized depreciation on OTC swap agreements	1,077,986

		$39,322,736			$41,022,873

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$(3,978,507)	$—	$727,660
Credit contracts	(50,796)	88,834	—	—	(432,498)
Equity contracts	—	—	13,468,501	—	(5,008,596)
Foreign exchange contracts	(229,638)	352,503	217,941	4,268,034	—
Interest rate contracts	(365,957)	1,893,466	1,823,624	—	2,128,278

Total	$(646,391)	$2,334,803	$11,531,559	$4,268,034	$(2,585,156)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$7,608,022	$—	$—
Credit contracts	—	25,838	35,163	—	—	(1,499,515)
Equity contracts	579	—	—	6,252,358	—	(2,511,653)
Foreign exchange contracts.	—	(76,025)	46,758	(50,291)	(1,228,649)	—
Interest rate contracts	—	(13,716)	493,126	3,203,781	—	(9,331,894)

Total	$579	$(63,903)	$575,047	$17,013,870	$(1,228,649)	$(13,343,062)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$829,333	$108,847,019	$1,550,015,095	$741,128,387	$705,008,754

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$888,993,444	$3,582,092	$958,255,386	$97,773,269

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$23,581,819	$33,758,185	$118,620,749	$65,727,311

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$87,831,260	$(87,831,260)	$—
Securities Sold Short	CreditSuisseFirst Boston Corp.	(20,451,489)	20,451,489	—
Securities Sold Short	JPMorganChase	(450,862,932)	450,862,932	—

		$(383,483,161)

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Repurchase Agreements	Bank of Nova Scotia (The),	$5,500,000	$(5,500,000)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3-a)	$31,970	$(3,549)	$28,421	$—	$28,421
Bank of America, N.A.(3-b)	55,598	(30,158)	25,440	(25,440)	—
Bank of America, N.A.(5-a)	3,205	(72,909)	(69,704)	69,704	—
Bank of America, N.A.(5-b)	1,268,616	(48,857)	1,219,759	(1,219,759)	—
Bank of America, N.A.(8)	594	(1,677)	(1,083)	—	(1,083)
Bank of America, N.A.(9)	—	(91,186)	(91,186)	—	(91,186)
Barclays Bank PLC(3-a)	15,836	(107,301)	(91,465)	91,465	—
Barclays Bank PLC(3-b)	28,674	(23,744)	4,930	—	4,930
Barclays Bank PLC(5-a)	41,926	(63,891)	(21,965)	21,965	—
Barclays Bank PLC(5-b)	496,582	(234,040)	262,542	(229,904)	32,638
Barclays Bank PLC(6)	1,872,930	(1,906,467)	(33,537)	—	(33,537)
Barclays Bank PLC(8)	158,810	(7,997)	150,813	—	150,813
BNP Paribas S.A.(3-a)	316,342	(249,694)	66,648	—	66,648
BNP Paribas S.A.(3-b)	96,370	(125,791)	(29,421)	—	(29,421)
BNP Paribas S.A.(5-b)	131,218	(65,524)	65,694	(60,074)	5,620
BNP Paribas S.A.(8)	37,777	(259,442)	(221,665)	221,665	—
Citibank, N.A.(3-a)	389,333	(604,323)	(214,990)	167,654	(47,336)
Citibank, N.A.(3-b)	105,643	(104,177)	1,466	—	1,466
Citibank, N.A.(4)	730,679	(1,303,716)	(573,037)	573,037	—
Citibank, N.A.(5-a)	5,783	(129,399)	(123,616)	123,616	—
Citibank, N.A.(5-b)	270,562	(603,167)	(332,605)	—	(332,605)
Citibank, N.A.(8)	11,402	(4,585)	6,817	—	6,817
Credit Suisse AG(3-a)	959	—	959	—	959
Credit Suisse International(3-b)	—	(193)	(193)	—	(193)
Deutsche Bank AG(3-a)	2,524	(686)	1,838	—	1,838
Deutsche Bank AG(3-b)	—	(89,055)	(89,055)	—	(89,055)
Goldman Sachs & Co. LLC(3-a)	135,012	(278,201)	(143,189)	—	(143,189)
Goldman Sachs Bank USA(3-a)	25,680	(28)	25,652	—	25,652
Goldman Sachs Bank USA(3-b)	33,310	(230,531)	(197,221)	—	(197,221)
Goldman Sachs Bank USA(5-b)	167,473	(170,276)	(2,803)	2,803	—
Goldman Sachs International(3-a)	28,559	(147,881)	(119,322)	—	(119,322)
Goldman Sachs International(3-b)	79,649	(66,540)	13,109	—	13,109
Goldman Sachs International(4)	4,330,887	(5,392,976)	(1,062,089)	1,062,089	—
Goldman Sachs International(8)	106,592	(115,213)	(8,621)	8,621	—
HSBC Bank PLC(3-a)	188,086	(231,036)	(42,950)	—	(42,950)
HSBC Bank PLC(3-b)	8,631	(14,896)	(6,265)	—	(6,265)
HSBC Bank USA, N.A.(3-a)	3,569	(22,754)	(19,185)	19,185	—
HSBC Bank USA, N.A.(3-b)	6,772	(2,838)	3,934	—	3,934
JPMorgan Chase Bank, N.A.(3-a)	108,339	(152,499)	(44,160)	44,160	—
JPMorgan Chase Bank, N.A.(3-b)	49,076	(50,351)	(1,275)	—	(1,275)
JPMorgan Chase Bank, N.A.(5-a)	92,791	(72,744)	20,047	(20,047)	—
JPMorgan Chase Bank, N.A.(5-b)	262,495	(58,008)	204,487	(203,383)	1,104
JPMorgan Chase Bank, N.A.(8)	—	(8,452)	(8,452)	8,452	—
Morgan Stanley & Co. International PLC(3-a)	78,046	(41,805)	36,241	—	36,241
Morgan Stanley & Co. International PLC(3-b)	—	(14,719)	(14,719)	—	(14,719)
Morgan Stanley Bank, N.A(3-a)	73,820	(4,574)	69,246	—	69,246
Morgan Stanley Capital Services LLC(3-a)	2,621	(42,196)	(39,575)	36,149	(3,426)

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley Capital Services LLC(3-b)	$—	$(2,271)	$(2,271)	$—	$(2,271)
Morgan Stanley Capital Services LLC(5-b)	—	(30,309)	(30,309)	—	(30,309)
Morgan Stanley Capital Services LLC(6)	2,881,390	(2,612,854)	268,536	—	268,536
Natwest Markets PLC(3-a)	—	(4,183)	(4,183)	—	(4,183)
Standard Chartered Bank(3-a)	112,296	(442,044)	(329,748)	329,748	—
Standard Chartered Bank(3-b)	57,865	(37,315)	20,550	—	20,550
UBS AG(3-a)	15,218	(36,471)	(21,253)	—	(21,253)
UBS AG(7)	177,202	(24,408)	152,794	—	152,794
UBS AG(8)	11,774	(47,422)	(35,648)	—	(35,648)

	$15,110,486	$(16,487,323)	$(1,376,837)	$1,021,706	$(355,131)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

(3-a)	PIMCO International Hedge managed sleeve

(3-b)	PIMCO Real Return managed sleeve

(4)	AQR managed sleeve

(5-a)	Western Asset Management (Emerging Markets) managed sleeve

(5-b)	Western Asset Management (Macro Opportunities) managed sleeve

(6)	First Quadrant managed sleeve

(7)	Alpha Simplex managed sleeve

(8)	Morgan Stanley managed sleeve

(9)	QMA managed sleeve

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $87,831,260:
Unaffiliated investments (cost $1,861,776,401)	$1,926,101,543
Affiliated investments (cost $2,307,355,278)	2,960,576,533
Foreign currency, at value (cost $8,278,863)	8,320,544
Cash segregated for counterparty—OTC	19,633,520
Receivable for investments sold	182,675,896
Deposit with prime broker for securities sold short	116,866,307
Deposit with broker for centrally cleared/exchange-traded derivatives	22,454,100
Dividends and interest receivable	8,673,810
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,389,055
Unrealized appreciation on OTC swap agreements	6,245,518
Due from broker-variation margin swaps	1,459,530
Receivable for Portfolio shares sold	1,056,821
Tax reclaim receivable	967,640
Due from broker-variation margin futures	482,133
Premiums paid for OTC swap agreements	43,614
Receivable from affiliate	13,682
Unrealized appreciation on OTC cross currency exchange contracts	3,070
Prepaid expenses	13,175

Total Assets	5,263,976,491

LIABILITIES
Payable for investments purchased	408,453,144
Securities sold short, at value (proceeds received $112,134,166)	120,516,445
Payable to broker for collateral for securities on loan	89,612,904
Forward commitment contracts, at value (proceeds receivable $10,776,703)	10,782,549
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,888,207
Unrealized depreciation on OTC swap agreements	6,095,019
Cash segregated from counterparty—OTC and TBA	3,729,000
Options written outstanding, at value (proceeds received $1,668,277)	1,234,658
Management fee payable	1,211,193
Accrued expenses and other liabilities	707,135
Payable to affiliate	695,908
Payable to custodian	1,938
Due to broker-variation margin futures	360,795
Premiums received for OTC swap agreements	314,374
Dividends payable on securities sold short	106,593
Distribution fee payable	85,483
Unrealized depreciation on OTC cross currency exchange contracts	46,476
Due to broker-variation margin swaps	110,487
Payable for Portfolio shares repurchased	18,864
Affiliated transfer agent fee payable	369

Total Liabilities	653,971,541

NET ASSETS	$4,610,004,950

Net assets were comprised of:
Partners Equity	$4,610,004,950

Net asset value and redemption price per share, $4,610,004,950 / 299,747,677 outstanding shares of beneficial interest	$15.38

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $25,701 foreign withholding tax)	$19,797,387
Unaffiliated dividend income (net of $788,067 foreign withholding tax, of which $161,725 is reimbursable by an affiliate)	9,968,072
Affiliated dividend income	4,347,178
Income from securities lending, net (including affiliated income of $139,832)	141,896

Total income	34,254,533

EXPENSES
Management fee	13,932,980
Distribution fee	2,517,051
Dividends on securities sold short	888,542
Custodian and accounting fees	559,967
Audit fee	50,928
Trustees’ fees	30,095
Interest expense on short sales	25,089
Shareholders’ reports	22,471
Legal fees and expenses	12,685
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	36,002

Total expenses	18,079,285
Less: Fee waiver and/or expense reimbursement	(249,611)

Net expenses	17,829,674

NET INVESTMENT INCOME (LOSS)	16,424,859

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $51,924,834)	76,722,798
Futures transactions	11,531,559
Forward and cross currency contract transactions	4,268,034
Options written transactions	2,334,803
Short sales transactions	(6,253,354)
Swap agreements transactions	(2,585,156)
Foreign currency transactions	(5,590,915)

80,427,769

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $256,296,029)	351,993,358
Futures	17,013,870
Forward and cross currency contracts	(1,228,649)
Options written	575,047
Short sales	(17,552,383)
Swap agreements	(13,343,062)
Foreign currencies	(71,978)

337,386,203

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	417,813,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$434,238,831

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,424,859	$22,974,698
Net realized gain (loss) on investment and foreign currency transactions	80,427,769	294,651,930
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	337,386,203	(717,211,573)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	434,238,831	(399,584,945)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [31,002,133 and 6,692,785 shares, respectively]	454,879,893	96,667,387
Portfolio shares repurchased [10,791,798 and 105,793,471 shares, respectively]	(161,346,146)	(1,540,995,083)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	293,533,747	(1,444,327,696)

CAPITAL CONTRIBUTIONS	14,793	332,927

TOTAL INCREASE (DECREASE)	727,787,371	(1,843,579,714)
NET ASSETS:
Beginning of period	3,882,217,579	5,725,797,293

End of period	$4,610,004,950	$3,882,217,579

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	87,524	$31,859,611
General Dynamics Corp.	11,690	2,125,476
Huntington Ingalls Industries, Inc.	33,802	7,596,662
L3 Technologies, Inc.	12,273	3,008,971
Lockheed Martin Corp.	24,282	8,827,478
Raytheon Co.	26,183	4,552,700

		57,970,898

Airlines — 1.1%
Delta Air Lines, Inc.	96,648	5,484,774
Southwest Airlines Co.	356,292	18,092,508
United Continental Holdings, Inc.*	19,034	1,666,426

		25,243,708

Banks — 0.7%
SunTrust Banks, Inc.	43,658	2,743,905
Wells Fargo & Co.	293,577	13,892,064

		16,635,969

Beverages — 1.1%
Monster Beverage Corp.*	406,806	25,966,427

Biotechnology — 2.4%
Biogen, Inc.*	162,454	37,993,117
Celgene Corp.*	67,417	6,232,028
Gilead Sciences, Inc.	165,418	11,175,640

		55,400,785

Building Products — 0.9%
Masco Corp.	508,307	19,945,967

Capital Markets — 0.4%
Moody’s Corp.	18,556	3,624,173
S&P Global, Inc.	27,170	6,189,054

		9,813,227

Chemicals — 0.2%
LyondellBasell Industries NV (Class A Stock)	58,944	5,076,847

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	46,383	5,351,207

Communications Equipment — 0.8%
Cisco Systems, Inc.	303,576	16,614,714
F5 Networks, Inc.*	16,447	2,395,177

		19,009,891

Consumer Finance — 2.3%
Discover Financial Services	221,959	17,221,799
Synchrony Financial	1,031,032	35,745,879

		52,967,678

Containers & Packaging — 0.0%
Avery Dennison Corp.	2,478	286,655

Diversified Consumer Services — 0.0%
H&R Block, Inc.	10,746	314,858

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	183,014	39,013,094

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	109,854	6,275,959

COMMON STOCKS
(continued)	Shares	Value
Electric Utilities — 2.7%
American Electric Power Co., Inc.	170,522	$15,007,641
Evergy, Inc.	39,065	2,349,760
Exelon Corp.	755,264	36,207,356
Pinnacle West Capital Corp.	92,838	8,735,128

		62,299,885

Electrical Equipment — 0.6%
Eaton Corp. PLC	155,870	12,980,854

Electronic Equipment, Instruments & Components — 0.7%
Keysight Technologies, Inc.*	190,814	17,137,005

Entertainment — 0.4%
Electronic Arts, Inc.*	79,824	8,082,978
Viacom, Inc. (Class B Stock)	47,803	1,427,876

		9,510,854

Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	116,609	23,840,710
Crown Castle International Corp.	96,782	12,615,534
Equinix, Inc.	13,983	7,051,487
Prologis, Inc.	92,700	7,425,270
Public Storage	39,979	9,521,798
Simon Property Group, Inc.(a)	69,516	11,105,876

		71,560,675

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	44,583	11,781,504
Kroger Co. (The)(a)	630,038	13,678,125
Walmart, Inc.	99,801	11,027,012

		36,486,641

Food Products — 0.7%
Tyson Foods, Inc. (Class A Stock)	194,081	15,670,100

Health Care Equipment & Supplies — 0.2%
Edwards Lifesciences Corp.*	2,872	530,573
Medtronic PLC	39,057	3,803,761

		4,334,334

Health Care Providers & Services — 5.2%
Anthem, Inc.	106,381	30,021,782
Cigna Corp.	21,884	3,447,824
HCA Healthcare, Inc.	197,217	26,657,822
Humana, Inc.	111,467	29,572,195
McKesson Corp.	127,539	17,139,966
UnitedHealth Group, Inc.	56,649	13,822,923

		120,662,512

Hotels, Restaurants & Leisure — 0.7%
Darden Restaurants, Inc.(a)	57,931	7,051,941
Starbucks Corp.	112,182	9,404,217

		16,456,158

Household Products — 0.9%
Colgate-Palmolive Co.	91,739	6,574,934
Kimberly-Clark Corp.	15,444	2,058,376
Procter & Gamble Co. (The)	119,189	13,069,074

		21,702,384

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.	1,067,174	17,885,836

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Industrial Conglomerates — 0.8%
3M Co.	4,939	$856,126
Honeywell International, Inc.	95,720	16,711,755

		17,567,881

Insurance — 3.9%
Aflac, Inc.	388,394	21,287,874
Allstate Corp. (The)	304,329	30,947,216
Everest Re Group Ltd.	4,097	1,012,696
MetLife, Inc.	530,804	26,365,035
Travelers Cos., Inc. (The)	68,381	10,224,327

		89,837,148

Interactive Media & Services — 7.2%
Alphabet, Inc. (Class A Stock)*	44,279	47,945,301
Alphabet, Inc. (Class C Stock)*	29,060	31,411,244
Facebook, Inc. (Class A Stock)*	392,119	75,678,967
TripAdvisor, Inc.*(a)	258,861	11,982,676

		167,018,188

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.*	29,661	56,166,959
eBay, Inc.	41,640	1,644,780

		57,811,739

IT Services — 5.0%
Accenture PLC (Class A Stock)	3,567	659,074
Akamai Technologies, Inc.*	284,235	22,778,594
Broadridge Financial Solutions, Inc.	13,306	1,698,910
Cognizant Technology Solutions Corp. (Class A Stock)	245,658	15,572,261
DXC Technology Co.	57,364	3,163,625
International Business Machines Corp.	153,791	21,207,779
Mastercard, Inc. (Class A Stock)	140,304	37,114,617
VeriSign, Inc.*	59,087	12,358,637

		114,553,497

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	45,735	3,415,032
Thermo Fisher Scientific, Inc.	2,166	636,111

		4,051,143

Machinery — 1.8%
Caterpillar, Inc.	51,011	6,952,289
Cummins, Inc.	162,682	27,873,934
Ingersoll-Rand PLC	46,001	5,826,947

		40,653,170

Media — 1.0%
CBS Corp. (Class B Stock)	28,804	1,437,319
Comcast Corp. (Class A Stock)	515,385	21,790,478

		23,227,797

Multi-Utilities — 0.7%
Ameren Corp.	88,553	6,651,216
DTE Energy Co.	16,684	2,133,550
Public Service Enterprise Group, Inc.	112,214	6,600,427

		15,385,193

COMMON STOCKS
(continued)	Shares	Value
Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp.	48,002	$3,387,021
ConocoPhillips	250,461	15,278,121
HollyFrontier Corp.	155,407	7,192,236
Pioneer Natural Resources Co.	23,157	3,562,936

		29,420,314

Pharmaceuticals — 8.0%
Bristol-Myers Squibb Co.	746,174	33,838,991
Eli Lilly & Co.	129,073	14,299,998
Johnson & Johnson	281,658	39,229,326
Merck & Co., Inc.	631,509	52,952,030
Mylan NV*	361,052	6,874,430
Pfizer, Inc.	854,260	37,006,543

		184,201,318

Professional Services — 0.5%
Robert Half International, Inc.	217,573	12,403,837

Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	776,034	34,851,687
Intel Corp.	105,415	5,046,216
Micron Technology, Inc.*	389,407	15,027,216
QUALCOMM, Inc.	82,884	6,304,986
Skyworks Solutions, Inc.	177,717	13,732,193
Xilinx, Inc.(a)	194,712	22,960,439

		97,922,737

Software — 9.1%
Adobe, Inc.*	162,151	47,777,792
Cadence Design Systems, Inc.*	103,272	7,312,690
Fortinet, Inc.*	154,336	11,857,635
Intuit, Inc.	125,265	32,735,503
Microsoft Corp.	787,949	105,553,648
Oracle Corp.	32,542	1,853,918
Red Hat, Inc.*	17,237	3,236,419

		210,327,605

Specialty Retail — 6.0%
AutoZone, Inc.*	24,383	26,808,377
Best Buy Co., Inc.	353,994	24,684,002
Foot Locker, Inc.(a)	572,923	24,016,932
Home Depot, Inc. (The)	88,089	18,319,869
Ross Stores, Inc.(a)	86,405	8,564,464
TJX Cos., Inc. (The)	524,296	27,724,773
Tractor Supply Co.(a)	87,868	9,560,038

		139,678,455

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	416,815	82,496,025
HP, Inc.	1,777,168	36,947,323
Xerox Corp.	554,755	19,643,874

		139,087,222

Textiles, Apparel & Luxury Goods — 3.1%
Capri Holdings Ltd.*	557,135	19,321,442
NIKE, Inc. (Class B Stock)	234,032	19,646,986
Ralph Lauren Corp.	278,913	31,681,728

		70,650,156

Tobacco — 3.4%
Altria Group, Inc.	716,919	33,946,115
Philip Morris International, Inc.	554,533	43,547,476

		77,493,591

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.*	12,867	$1,706,550

TOTAL LONG-TERM INVESTMENTS (cost $2,008,001,528)		2,238,957,949

SHORT-TERM INVESTMENTS — 6.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	65,676,207	65,676,207
PGIM Institutional Money Market Fund (cost $94,721,914; includes $94,565,158 of cash collateral for securities on loan)(b)(w)	94,700,863	94,729,273

TOTAL SHORT-TERM INVESTMENTS (cost $160,398,121)		160,405,480

TOTAL INVESTMENTS — 103.9% (cost $2,168,399,649)		2,399,363,429
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.9)%		(90,290,743)

NET ASSETS — 100.0%		$2,309,072,686

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,932,565; cash collateral of $94,565,158 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
314	S&P 500 E-Mini Index	Sep. 2019	$46,223,940	$610,652

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$1,978,200	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$57,970,898	$—	$—
Airlines	25,243,708	—	—
Banks	16,635,969	—	—
Beverages	25,966,427	—	—
Biotechnology	55,400,785	—	—
Building Products	19,945,967	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Capital Markets	$9,813,227	$—	$—
Chemicals	5,076,847	—	—
Commercial Services & Supplies	5,351,207	—	—
Communications Equipment	19,009,891	—	—
Consumer Finance	52,967,678	—	—
Containers & Packaging	286,655	—	—
Diversified Consumer Services	314,858	—	—
Diversified Financial Services	39,013,094	—	—
Diversified Telecommunication Services	6,275,959	—	—
Electric Utilities	62,299,885	—	—
Electrical Equipment	12,980,854	—	—
Electronic Equipment, Instruments & Components	17,137,005	—	—
Entertainment	9,510,854	—	—
Equity Real Estate Investment Trusts (REITs)	71,560,675	—	—
Food & Staples Retailing	36,486,641	—	—
Food Products	15,670,100	—	—
Health Care Equipment & Supplies	4,334,334	—	—
Health Care Providers & Services	120,662,512	—	—
Hotels, Restaurants & Leisure	16,456,158	—	—
Household Products	21,702,384	—	—
Independent Power & Renewable Electricity Producers	17,885,836	—	—
Industrial Conglomerates	17,567,881	—	—
Insurance	89,837,148	—	—
Interactive Media & Services	167,018,188	—	—
Internet & Direct Marketing Retail	57,811,739	—	—
IT Services	114,553,497	—	—
Life Sciences Tools & Services	4,051,143	—	—
Machinery	40,653,170	—	—
Media	23,227,797	—	—
Multi-Utilities	15,385,193	—	—
Oil, Gas & Consumable Fuels	29,420,314	—	—
Pharmaceuticals	184,201,318	—	—
Professional Services	12,403,837	—	—
Semiconductors & Semiconductor Equipment	97,922,737	—	—
Software	210,327,605	—	—
Specialty Retail	139,678,455	—	—
Technology Hardware, Storage & Peripherals	139,087,222	—	—
Textiles, Apparel & Luxury Goods	70,650,156	—	—
Tobacco	77,493,591	—	—
Trading Companies & Distributors	1,706,550	—	—
Affiliated Mutual Funds	160,405,480	—	—
Other Financial Instruments*
Futures Contracts	610,652	—	—

Total	$2,399,974,081	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Software	9.1%
Pharmaceuticals	8.0
Interactive Media & Services	7.2

Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	6.9%
Specialty Retail	6.0
Technology Hardware, Storage & Peripherals	6.0

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry table (cont.):
Health Care Providers & Services	5.2%
IT Services	5.0
Semiconductors & Semiconductor Equipment	4.2
Insurance	3.9
Tobacco	3.4
Equity Real Estate Investment Trusts (REITs)	3.1
Textiles, Apparel & Luxury Goods	3.1
Electric Utilities	2.7
Aerospace & Defense	2.5
Internet & Direct Marketing Retail	2.5
Biotechnology	2.4
Consumer Finance	2.3
Machinery	1.8
Diversified Financial Services	1.7
Food & Staples Retailing	1.6
Oil, Gas & Consumable Fuels	1.3
Beverages	1.1
Airlines	1.1
Media	1.0
Household Products	0.9
Building Products	0.9
Communications Equipment	0.8
Independent Power & Renewable Electricity Producers	0.8

Industrial Conglomerates	0.8%
Electronic Equipment, Instruments & Components	0.7
Banks	0.7
Hotels, Restaurants & Leisure	0.7
Food Products	0.7
Multi-Utilities	0.7
Electrical Equipment	0.6
Professional Services	0.5
Capital Markets	0.4
Entertainment	0.4
Diversified Telecommunication Services	0.3
Commercial Services & Supplies	0.2
Chemicals	0.2
Health Care Equipment & Supplies	0.2
Life Sciences Tools & Services	0.2
Trading Companies & Distributors	0.1
Diversified Consumer Services	0.0 *
Containers & Packaging	0.0 *

103.9
Liabilities in excess of other assets	(3.9)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$610,652	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$9,938,304

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(641,998)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$62,505,317

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$92,932,565	$(92,932,565)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST AQR LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $92,932,565:
Unaffiliated investments (cost $2,008,001,528)	$2,238,957,949
Affiliated investments (cost $160,398,121)	160,405,480
Dividends and interest receivable	2,837,501
Deposit with broker for centrally cleared/exchange-traded derivatives	1,978,200
Due from broker-variation margin futures	208,810
Receivable for Portfolio shares sold	433
Prepaid expenses	27,130

Total Assets	2,404,415,503

LIABILITIES
Payable to broker for collateral for securities on loan	94,565,158
Management fee payable	426,958
Accrued expenses and other liabilities	246,528
Distribution fee payable	94,544
Payable for Portfolio shares repurchased	9,260
Affiliated transfer agent fee payable	369

Total Liabilities	95,342,817

NET ASSETS	$2,309,072,686

Net assets were comprised of:
Partners Equity	$2,309,072,686

Net asset value and redemption price per share, $2,309,072,686 / 121,742,088 outstanding shares of beneficial interest	$18.97

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$20,678,213
Affiliated dividend income	876,495
Income from securities lending, net (including affiliated income of $54,024)	76,272
Interest income	23,738

Total income	21,654,718

EXPENSES
Management fee	6,408,861
Distribution fee	2,865,158
Custodian and accounting fees	80,591
Trustees’ fees	17,928
Audit fee	12,992
Legal fees and expenses	9,188
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	3,261
Miscellaneous	26,943

Total expenses	9,428,397
Less: Fee waiver and/or expense reimbursement	(80,224)

Net expenses	9,348,173

NET INVESTMENT INCOME (LOSS)	12,306,545

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $11,145)	18,034,062
Futures transactions	9,938,304

27,972,366

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,928)	221,595,137
Futures	(641,998)

220,953,139

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	248,925,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,232,050

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,306,545	$23,157,148
Net realized gain (loss) on investment transactions	27,972,366	259,739,548
Net change in unrealized appreciation (depreciation) on investments	220,953,139	(452,261,752)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	261,232,050	(169,365,056)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,751,558 and 7,357,320 shares, respectively]	142,162,947	131,503,030
Portfolio shares repurchased [9,895,758 and 28,112,435 shares, respectively]	(180,053,860)	(525,710,213)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(37,890,913)	(394,207,183)

TOTAL INCREASE (DECREASE)	223,341,137	(563,572,239)
NET ASSETS:
Beginning of period	2,085,731,549	2,649,303,788

End of period	$2,309,072,686	$2,085,731,549

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 87.6%
AFFILIATED MUTUAL FUNDS	Shares	Value
AST AB Global Bond Portfolio*	42,500,268	$490,028,091
AST AQR Emerging Markets Equity Portfolio*	962,836	10,966,697
AST AQR Large Cap Core Portfolio*	60,600,210	1,149,585,990
AST BlackRock/Loomis Sayles Bond Portfolio*	17,882,367	258,579,024
AST ClearBridge Dividend Growth Portfolio*	34,027,572	683,273,650
AST Goldman Sachs Global Income Portfolio*	20,246,406	232,428,745
AST Goldman Sachs Small-Cap Value Portfolio*	6,085,808	143,564,215
AST High Yield Portfolio*	1,056,564	11,548,239
AST Hotchkis & Wiley Large-Cap Value Portfolio*	10,858,216	331,501,319
AST International Growth Portfolio*	36,190,966	680,390,156
AST International Value Portfolio*	31,097,720	621,021,471
AST Jennison Large-Cap Growth Portfolio*	10,814,048	399,038,383
AST Loomis Sayles Large-Cap Growth Portfolio*	11,334,823	670,228,082
AST MFS Growth Portfolio*	13,593,193	413,776,785
AST MFS Large-Cap Value Portfolio*	35,697,726	762,146,445
AST Mid-Cap Growth Portfolio*	5,165,505	58,990,073
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	911,250	30,253,505
AST Parametric Emerging Markets Equity Portfolio*	527,983	5,015,839
AST PIMCO Dynamic Bond Portfolio*	8,126,620	81,103,666
AST Prudential Core Bond Portfolio*	53,121,414	692,172,024
AST QMA International Core Equity Portfolio*	45,672,107	552,175,778
AST QMA Large-Cap Portfolio*	60,103,437	1,196,659,426
AST Small-Cap Growth Opportunities Portfolio*	5,845,717	131,002,515
AST Small-Cap Growth Portfolio*	2,727,314	141,356,706
AST Small-Cap Value Portfolio*	3,967,212	107,313,097
AST T. Rowe Price Large-Cap Growth Portfolio*	12,071,739	512,928,183
AST T. Rowe Price Large-Cap Value Portfolio*	46,027,529	726,774,677
AST Templeton Global Bond Portfolio*	79,450	924,793
AST WEDGE Capital Mid-Cap Value Portfolio*	1,246,999	30,713,575
AST Wellington Management Global Bond Portfolio*	49,866,005	582,434,938

AFFILIATED MUTUAL FUNDS (continued)		Shares	Value
AST Western Asset Core Plus Bond Portfolio*		41,123,470	$556,811,785
AST Western Asset Emerging Markets Debt Portfolio*		1,321,630	15,674,527

TOTAL LONG-TERM INVESTMENTS (cost $9,690,278,093)(w)			12,280,382,399

SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUND — 11.3%
PGIM Core Ultra Short Bond Fund (cost $1,581,393,185)(w)		1,581,393,185	1,581,393,185

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills 2.172%	09/19/19	61,500	61,216,052

(cost $61,204,800)

TOTAL SHORT-TERM INVESTMENTS (cost $1,642,597,985)			1,642,609,237

TOTAL INVESTMENTS — 99.3% (cost $11,332,876,078)			13,922,991,636
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.7%			94,342,520

NET ASSETS — 100.0%			$14,017,334,156

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
722	2 Year U.S. Treasury Notes	Sep. 2019	$155,359,735	$1,002,433
1,832	10 Year U.S. Treasury Notes	Sep. 2019	234,438,750	4,417,927
233	CAC40 10 Euro	Jul. 2019	14,659,370	143,070
34	DAX Index	Sep. 2019	11,973,438	98,587
1,681	Euro STOXX 50 Index	Sep. 2019	66,251,390	907,946
150	FTSE 100 Index	Sep. 2019	14,037,438	(46,744)
1,316	Mini MSCI EAFE Index	Sep. 2019	126,553,140	2,262,542
716	Russell 2000 E-Mini Index	Sep. 2019	56,102,180	1,048,940
3,296	S&P 500 E-Mini Index	Sep. 2019	485,204,160	7,860,465
627	S&P 500 Stock Index	Sep. 2019	461,503,350	7,473,199
139	TOPIX Index	Sep. 2019	19,996,197	(64,992)

				$25,103,373

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$238,435	$61,216,052

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,861,775,584	$—	$—
U.S. Treasury Obligation	—	61,216,052	—
Other Financial Instruments*
Futures Contracts	25,103,373	—	—

Total	$13,886,878,957	$61,216,052	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Large/Mid-Cap Growth	31.4%
Core Bond	20.7
Large/Mid-Cap Value	13.4
Ultra Short Bond	11.3
International Value	8.3
Large/Mid-Cap Blend	4.9
International Growth	4.9
Small-Cap Growth	1.9
Small-Cap Value	1.8

U.S. Treasury Obligation	0.4%
Emerging Markets	0.2
High Yield	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$19,794,749	*	Due from/to broker — variation margin futures	$111,736	*
Interest rate contracts	Due from/to broker — variation margin futures	5,420,360	*	—	—

		$25,215,109			$111,736

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$113,581,859
Interest rate contracts	7,664,584

Total	$121,246,443

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$58,616,641
Interest rate contracts	2,282,697

Total	$60,899,338

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)
$1,459,612,119

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Affiliated investments (cost $11,271,671,278)	$13,861,775,584
Unaffiliated investments (cost $61,204,800)	61,216,052
Foreign currency, at value (cost $89,020,478)	89,926,274
Due from broker-variation margin futures	6,508,163
Deposit with broker for centrally cleared/exchange-traded derivatives	238,435
Prepaid expenses	1,929

Total Assets	14,019,666,437

LIABILITIES
Payable for Portfolio shares repurchased	1,299,510
Management fee payable	829,211
Custodian and accounting fees payable	185,271
Accrued expenses and other liabilities	17,920
Affiliated transfer agent fee payable	369

Total Liabilities	2,332,281

NET ASSETS	$14,017,334,156

Net assets were comprised of:
Partners Equity	$14,017,334,156

Net asset value and redemption price per share, $14,017,334,156 / 688,680,333 outstanding shares of beneficial interest	$20.35

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$19,825,073
Interest income	418,915

Total income	20,243,988

EXPENSES
Management fee	10,077,451
Custodian and accounting fees	308,410
Trustees’ fees	81,860
Legal fees and expenses	27,415
Audit fee	11,008
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,788
Miscellaneous	28,344

Total expenses	10,540,752
Less: Fee waiver and/or expense reimbursement	(112,041)

Net expenses	10,428,711

NET INVESTMENT INCOME (LOSS)	9,815,277

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $368,095,035)	368,095,035
Futures transactions	121,246,443
Foreign currency transactions	172,164

489,513,642

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,206,082,252)	1,206,091,245
Futures	60,899,338
Foreign currencies	615,511

1,267,606,094

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,757,119,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,766,935,013

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$9,815,277	$12,146,465
Net realized gain (loss) on investment and foreign currency transactions	489,513,642	803,780,026
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,267,606,094	(1,659,074,190)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,766,935,013	(843,147,699)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [28,330,417 and 15,466,535 shares, respectively]	531,828,432	288,915,692
Portfolio shares repurchased [18,906,266 and 102,419,190 shares, respectively]	(371,279,900)	(1,894,939,556)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	160,548,532	(1,606,023,864)

CAPITAL CONTRIBUTIONS	6,367	—

TOTAL INCREASE (DECREASE)	1,927,489,912	(2,449,171,563)
NET ASSETS:
Beginning of period	12,089,844,244	14,539,015,807

End of period	$14,017,334,156	$12,089,844,244

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.2%
Raytheon Co.	169,913	$29,544,472
United Technologies Corp.	286,974	37,364,015

		66,908,487

Air Freight & Logistics — 1.6%
United Parcel Service, Inc. (Class B Stock)	250,667	25,886,381

Automobiles — 1.4%
General Motors Co.	586,865	22,611,908

Banks — 6.2%
Bank of America Corp.	972,146	28,192,234
JPMorgan Chase & Co.	316,112	35,341,321
PNC Financial Services Group, Inc. (The)	148,250	20,351,760
U.S. Bancorp	291,672	15,283,613

		99,168,928

Beverages — 3.9%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	375,834	33,265,067
Coca-Cola Co. (The)	583,333	29,703,317

		62,968,384

Capital Markets — 4.2%
BlackRock, Inc.	39,857	18,704,890
Blackstone Group LP (The), MLP	1,118,062	49,664,314

		68,369,204

Chemicals — 5.6%
Ecolab, Inc.	136,153	26,882,048
Linde PLC (United Kingdom), (NYSE)	159,966	32,121,173
PPG Industries, Inc.	270,247	31,540,528

		90,543,749

Commercial Services & Supplies — 2.1%
Waste Management, Inc.	290,469	33,511,409

Communications Equipment — 0.8%
Cisco Systems, Inc.	239,068	13,084,192

Construction Materials — 1.5%
Vulcan Materials Co.	179,696	24,674,058

Containers & Packaging — 0.7%
International Paper Co.	254,503	11,025,070

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	119,530	25,480,210

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	539,729	30,834,718

Electric Utilities — 1.2%
NextEra Energy, Inc.	94,608	19,381,395

Energy Equipment & Services — 0.9%
Schlumberger Ltd.	364,712	14,493,655

Entertainment — 2.6%
Walt Disney Co. (The)	294,196	41,081,529

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	187,097	38,251,982

COMMON STOCKS
(continued)	Shares	Value
Food & Staples Retailing — 2.4%
Sysco Corp.	155,559	$11,001,132
Walmart, Inc.	249,463	27,563,167

		38,564,299

Food Products — 3.8%
Mondelez International, Inc. (Class A Stock)	583,333	31,441,649
Nestle SA (Switzerland), ADR	290,620	30,050,108

		61,491,757

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	97,124	23,699,227

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	140,155	29,104,587

Household Products — 1.9%
Procter & Gamble Co. (The)	272,725	29,904,296

Industrial Conglomerates — 1.4%
3M Co.	128,504	22,274,883

Insurance — 5.2%
American International Group, Inc.	546,010	29,091,413
MetLife, Inc.	582,070	28,911,417
Travelers Cos., Inc. (The)	175,491	26,239,414

		84,242,244

IT Services — 4.1%
Mastercard, Inc. (Class A Stock)	133,130	35,216,879
Visa, Inc. (Class A Stock)(a)	174,993	30,370,035

		65,586,914

Media — 2.7%
Comcast Corp. (Class A Stock)	1,017,745	43,030,259

Multi-Utilities — 1.7%
Brookfield Infrastructure Partners LP (Canada)	177,032	7,601,754
WEC Energy Group, Inc.	245,055	20,430,235

		28,031,989

Oil, Gas & Consumable Fuels — 7.8%
Enbridge, Inc. (Canada)	643,166	23,205,429
Exxon Mobil Corp.	331,772	25,423,688
Kinder Morgan, Inc.	1,654,845	34,553,164
Phillips 66	144,186	13,487,159
Williams Cos., Inc. (The)	1,020,829	28,624,045

		125,293,485

Pharmaceuticals — 7.5%
Johnson & Johnson	247,019	34,404,806
Merck & Co., Inc.	505,553	42,390,619
Pfizer, Inc.	583,333	25,269,986
Zoetis, Inc.	163,672	18,575,135

		120,640,546

Road & Rail — 1.7%
Union Pacific Corp.	161,106	27,244,636

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	174,993	8,376,915
Texas Instruments, Inc.(a)	165,280	18,967,533

		27,344,448

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Software — 3.9%
Microsoft Corp.	466,796	$62,531,992

Specialty Retail — 2.6%
Home Depot, Inc. (The)(a)	204,456	42,520,714

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	218,769	43,298,761

TOTAL LONG-TERM INVESTMENTS (cost $1,099,434,204)		1,563,080,296

SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUND — 6.8%
PGIM Institutional Money Market Fund (cost $109,387,483; includes $109,135,435 of cash collateral for securities on loan)(b)(w)	109,364,006	109,396,814

UNAFFILIATED MUTUAL FUND — 3.0%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $48,472,803)	48,472,803	48,472,803

TOTAL SHORT-TERM INVESTMENTS (cost $157,860,286)		157,869,617

TOTAL INVESTMENTS — 107.0% (cost $1,257,294,490)		1,720,949,913
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(112,940,156)

NET ASSETS — 100.0%		$1,608,009,757

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,758,215; cash collateral of $109,135,435 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$66,908,487	$—	$—
Air Freight & Logistics	25,886,381	—	—
Automobiles	22,611,908	—	—
Banks	99,168,928	—	—
Beverages	62,968,384	—	—
Capital Markets	68,369,204	—	—
Chemicals	90,543,749	—	—
Commercial Services & Supplies	33,511,409	—	—
Communications Equipment	13,084,192	—	—
Construction Materials	24,674,058	—	—
Containers & Packaging	11,025,070	—	—
Diversified Financial Services	25,480,210	—	—
Diversified Telecommunication Services	30,834,718	—	—
Electric Utilities	19,381,395	—	—
Energy Equipment & Services	14,493,655	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Entertainment	$41,081,529	$—	$—
Equity Real Estate Investment Trusts (REITs)	38,251,982	—	—
Food & Staples Retailing	38,564,299	—	—
Food Products	61,491,757	—	—
Health Care Providers & Services	23,699,227	—	—
Hotels, Restaurants & Leisure	29,104,587	—	—
Household Products	29,904,296	—	—
Industrial Conglomerates	22,274,883	—	—
Insurance	84,242,244	—	—
IT Services	65,586,914	—	—
Media	43,030,259	—	—
Multi-Utilities	28,031,989	—	—
Oil, Gas & Consumable Fuels	125,293,485	—	—
Pharmaceuticals	120,640,546	—	—
Road & Rail	27,244,636	—	—
Semiconductors & Semiconductor Equipment	27,344,448	—	—
Software	62,531,992	—	—
Specialty Retail	42,520,714	—	—
Technology Hardware, Storage & Peripherals	43,298,761	—	—
Affiliated Mutual Fund	109,396,814	—	—
Unaffiliated Mutual Fund	48,472,803	—	—

Total	$1,720,949,913	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Oil, Gas & Consumable Fuels	7.8%
Pharmaceuticals	7.5
Affiliated Mutual Fund (6.8% represents investments purchased with collateral from securities on loan)	6.8
Banks	6.2
Chemicals	5.6
Insurance	5.2
Capital Markets	4.2
Aerospace & Defense	4.2
IT Services	4.1
Beverages	3.9
Software	3.9
Food Products	3.8
Unaffiliated Mutual Fund	3.0
Technology Hardware, Storage & Peripherals	2.7
Media	2.7
Specialty Retail	2.6
Entertainment	2.6
Food & Staples Retailing	2.4
Equity Real Estate Investment Trusts (REITs)	2.4
Commercial Services & Supplies	2.1

Diversified Telecommunication Services	1.9%
Household Products	1.9
Hotels, Restaurants & Leisure	1.8
Multi-Utilities	1.7
Semiconductors & Semiconductor Equipment	1.7
Road & Rail	1.7
Air Freight & Logistics	1.6
Diversified Financial Services	1.6
Construction Materials	1.5
Health Care Providers & Services	1.5
Automobiles	1.4
Industrial Conglomerates	1.4
Electric Utilities	1.2
Energy Equipment & Services	0.9
Communications Equipment	0.8
Containers & Packaging	0.7

107.0
Liabilities in excess of other assets	(7.0)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$107,758,215	$(107,758,215)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $107,758,215:
Unaffiliated investments (cost $1,147,907,007)	$1,611,553,099
Affiliated investments (cost $109,387,483)	109,396,814
Cash	242,508
Dividends receivable	1,233,177
Tax reclaim receivable	731,613
Receivable for investments sold	33,531
Receivable for Portfolio shares sold	24,227
Prepaid expenses	7,121

Total Assets	1,723,222,090

LIABILITIES
Payable to broker for collateral for securities on loan	109,135,435
Payable for investments purchased	5,204,867
Management fee payable	372,893
Accrued expenses and other liabilities	324,771
Payable to affiliate	72,580
Distribution fee payable	65,793
Payable for Portfolio shares repurchased	35,625
Affiliated transfer agent fee payable	369

Total Liabilities	115,212,333

NET ASSETS	$1,608,009,757

Net assets were comprised of:
Partners Equity	$1,608,009,757

Net asset value and redemption price per share, $1,608,009,757 / 80,077,400 outstanding shares of beneficial interest	$20.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $461,333 foreign withholding tax, of which $37,000 is reimbursable by an affiliate)	$18,199,367
Income from securities lending, net (including affiliated income of $88,408)	103,016

Total income	18,302,383

EXPENSES
Management fee	5,049,345
Distribution fee	1,905,166
Custodian and accounting fees	57,878
Trustees’ fees	13,157
Audit fee	12,992
Legal fees and expenses	7,855
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	2,946
Miscellaneous	32,507

Total expenses	7,085,321
Less: Fee waiver and/or expense reimbursement	(91,448)

Net expenses	6,993,873

NET INVESTMENT INCOME (LOSS)	11,308,510

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,529)	24,666,481
Foreign currency transactions	(1,305)

24,665,176

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $10,402)	229,646,363
Foreign currencies	946

229,647,309

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	254,312,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$265,620,995

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$11,308,510	$23,042,723
Net realized gain (loss) on investment and foreign currency transactions	24,665,176	124,315,995
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	229,647,309	(211,079,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	265,620,995	(63,720,671)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,536,306 and 5,353,410 shares, respectively]	119,416,451	93,018,663
Portfolio shares repurchased [6,092,159 and 21,760,500 shares, respectively]	(114,337,507)	(385,289,839)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,078,944	(292,271,176)

CAPITAL CONTRIBUTIONS	1,794	105,658

TOTAL INCREASE (DECREASE)	270,701,733	(355,886,189)
NET ASSETS:
Beginning of period	1,337,308,024	1,693,194,213

End of period	$1,608,009,757	$1,337,308,024

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 92.8%
COMMON STOCKS — 51.0%	Shares	Value
Aerospace & Defense — 0.9%
Airbus SE (France)	3,152	$447,252
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,425	4,433
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	76,000	41,615
BAE Systems PLC (United Kingdom)	35,092	220,869
Boeing Co. (The)	11,091	4,037,235
CAE, Inc. (Canada)	57,600	1,548,697
Curtiss-Wright Corp.	2,817	358,125
Elbit Systems Ltd. (Israel)	738	110,067
Embraer SA (Brazil), ADR	3,775	75,991
General Dynamics Corp.	6,206	1,128,375
Harris Corp.*(a)	28,002	5,296,018
HEICO Corp.	19,477	2,606,217
Hexcel Corp.	3,472	280,815
L3 Technologies, Inc.	1,679	411,641
Leonardo SpA (Italy)	137,900	1,750,060
Lockheed Martin Corp.	781	283,925
Mercury Systems, Inc.*	1,944	136,760
MTU Aero Engines AG (Germany)	401	95,679
Northrop Grumman Corp.	4,174	1,348,661
Parsons Corp.*	3,456	127,388
Raytheon Co.	5,819	1,011,808
Rolls-Royce Holdings PLC (United Kingdom)*	13,149	140,473
Rolls-Royce Holdings PLC (United Kingdom), Entitlement Shares*	1,181,014	1,500
Saab AB (Sweden) (Class B Stock)	1,068	34,765
Safran SA (France)	2,063	302,543
Spirit AeroSystems Holdings, Inc. (Class A Stock)	8,050	655,029
Thales SA (France)	1,074	132,800
United Technologies Corp.	20,667	2,690,843

		25,279,584

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	6,356	155,086
BEST, Inc. (China), ADR*(a)	19,600	107,996
Bollore SA (France)	18,727	82,643
C.H. Robinson Worldwide, Inc.(a)	2,274	191,812
Cia de Distribucion Integral Logista Holdings SA (Spain)	6,133	139,112
Deutsche Post AG (Germany)	11,063	363,736
Expeditors International of Washington, Inc.	2,798	212,256
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	42,000	15,429
Hyundai Glovis Co. Ltd. (South Korea)	490	68,319
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	13,099
Kintetsu World Express, Inc. (Japan)	11,500	150,322

COMMON STOCKS
(continued)	Shares	Value
Air Freight & Logistics (continued)
Oesterreichische Post AG (Austria)	843	$28,408
Royal Mail PLC (United Kingdom)	30,472	82,087
Sinotrans Ltd. (China) (Class H Stock)	249,000	90,702
United Parcel Service, Inc. (Class B Stock)	1,803	186,196
Yamato Holdings Co. Ltd. (Japan)	4,300	87,584
ZTO Express Cayman, Inc. (China), ADR	15,200	290,624

		2,265,411

Airlines — 0.4%
Aeroflot PJSC (Russia)	12,200	19,552
Air Arabia PJSC (United Arab Emirates)*	589,765	166,646
Air New Zealand Ltd. (New Zealand)	42,114	75,062
Alaska Air Group, Inc.(a)	5,228	334,122
ANA Holdings, Inc. (Japan)	2,000	66,300
Bangkok Airways PCL (Thailand)	86,900	32,917
Cathay Pacific Airways Ltd. (Hong Kong)	38,000	56,881
Cebu Air, Inc. (Philippines)	9,780	17,402
China Airlines Ltd. (Taiwan)	119,000	37,749
Delta Air Lines, Inc.	29,479	1,672,933
Deutsche Lufthansa AG (Germany)	7,198	123,220
Eva Airways Corp. (Taiwan)	53,207	25,629
Grupo Aeromexico SAB de CV (Mexico)*	5,836	5,525
International Consolidated Airlines Group SA (United Kingdom)	387,180	2,343,113
Japan Airlines Co. Ltd. (Japan)	2,000	63,905
Pegasus Hava Tasimaciligi A/S (Turkey)*	1,956	15,416
Qantas Airways Ltd. (Australia)	11,645	44,127
Shandong Airlines Co. Ltd. (China) (Class B Stock)	25,400	28,152
Singapore Airlines Ltd. (Singapore)	11,000	75,420
SkyWest, Inc.	5,832	353,828
Southwest Airlines Co.	98,684	5,011,174
Turk Hava Yollari AO (Turkey)*	23,216	51,692
United Continental Holdings, Inc.*	10,780	943,789

		11,564,554

Auto Components — 0.1%
Actron Technology Corp. (Taiwan)	4,000	12,630
Aisin Seiki Co. Ltd. (Japan)	4,000	137,948
Autoliv, Inc. (Sweden)(a)	2,999	211,459
BorgWarner, Inc.	5,150	216,197
Bridgestone Corp. (Japan)	10,000	394,424
Chaowei Power Holdings Ltd. (China)	74,000	27,671

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Auto Components (continued)
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	57,350	$74,097
China First Capital Group Ltd. (Hong Kong)*	76,000	22,726
Cie Generale des Etablissements Michelin SCA (France)	3,160	400,346
Cie Plastic Omnium SA (France)	2,684	70,021
Continental AG (Germany)	1,968	286,778
Depo Auto Parts Ind Co. Ltd. (Taiwan)	15,000	33,092
Federal Corp. (Taiwan)*	47,224	18,340
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	64,000	199,098
Hiroca Holdings Ltd. (China)	7,000	15,100
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	19,648
Hyundai Mobis Co. Ltd. (South Korea)	1,648	336,170
Hyundai Wia Corp. (South Korea)	1,396	58,768
Iron Force Industrial Co. Ltd. (Taiwan)	5,000	14,198
Kandi Technologies Group, Inc. (China)*(a)	2,700	13,311
Kenda Rubber Industrial Co. Ltd. (Taiwan)	18,545	17,759
Kordsa Teknik Tekstil A/S (Turkey)	171	358
Macauto Industrial Co. Ltd. (Taiwan)	2,000	5,327
Mahle-Metal Leve SA (Brazil)	2,000	12,948
Mando Corp. (South Korea)	1,620	41,428
Metair Investments Ltd. (South Africa)	4,872	8,147
Minth Group Ltd. (China)	20,000	54,010
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	17,000	19,261
NHK Spring Co. Ltd. (Japan)	8,700	67,288
Nifco, Inc. (Japan)	1,800	44,681
Somboon Advance Technology PCL (Thailand)	25,600	15,135
Sri Trang Agro-Industry PCL (Thailand)	61,100	25,361
Sumitomo Rubber Industries Ltd. (Japan)	4,900	56,716
Tianneng Power International Ltd. (China)	44,000	35,516
Tong Yang Industry Co. Ltd. (Taiwan)	20,000	28,986
Tupy SA (Brazil)	3,100	16,752
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	6,300	11,368
Xingda International Holdings Ltd. (China)	134,000	37,771
Xinyi Glass Holdings Ltd. (Hong Kong)	96,000	100,765

		3,161,599

COMMON STOCKS
(continued)	Shares	Value
Automobiles — 0.7%
Astra International Tbk PT (Indonesia)	405,200	$213,578
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	206,500	129,985
Bayerische Motoren Werke AG (Germany)	9,266	685,639
BYD Co. Ltd. (China) (Class H Stock)	11,500	69,551
China Motor Corp. (Taiwan)	36,000	32,119
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	65,400	25,532
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	324,000	265,438
Ford Motor Co.	226,518	2,317,279
Ford Otomotiv Sanayi A/S (Turkey)	1,832	19,797
General Motors Co.	214,483	8,264,030
Great Wall Motor Co. Ltd. (China) (Class H Stock)	111,500	79,987
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	152,400	162,689
Honda Motor Co. Ltd. (Japan)	49,500	1,281,750
Hyundai Motor Co. (South Korea)	4,575	553,995
Kia Motors Corp. (South Korea)	8,545	325,423
Mazda Motor Corp. (Japan)	16,700	174,432
Mitsubishi Motors Corp. (Japan)	15,000	72,007
Nissan Motor Co. Ltd. (Japan)	69,100	495,201
Peugeot SA (France)	42,034	1,035,929
Qingling Motors Co. Ltd. (China) (Class H Stock)	108,000	27,539
Sanyang Motor Co. Ltd. (Taiwan)	20,000	14,541
Subaru Corp. (Japan)	11,900	289,734
Suzuki Motor Corp. (Japan)	6,100	286,851
Tesla, Inc.*(a)	913	204,019
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	5,262	17,538
Toyota Motor Corp. (Japan)	51,956	3,231,644
Yadea Group Holdings Ltd. (China), 144A	68,000	21,599
Yamaha Motor Co. Ltd. (Japan)	6,800	121,141
Yulon Motor Co. Ltd. (Taiwan)	96,000	70,582
Yulon Nissan Motor Co. Ltd. (Taiwan)	2,000	17,744

		20,507,293

Banks — 4.4%
77 Bank Ltd. (The) (Japan)	800	11,773
ABN AMRO Bank NV (Netherlands), 144A, CVA	9,148	195,699
Agricultural Bank of China Ltd. (China) (Class H Stock)	1,955,000	818,200
Albaraka Turk Katilim Bankasi A/S (Turkey)*	35,642	7,160
Aozora Bank Ltd. (Japan)	3,100	74,470
Australia & New Zealand Banking Group Ltd. (Australia)	313,785	6,218,308
Banca Popolare di Sondrio SCPA (Italy)	7,961	17,652

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA (Spain)	39,843	$222,564
Banco de Chile (Chile)	639,237	94,241
Banco de Credito e Inversiones SA (Chile)	1,304	89,964
Banco del Bajio SA (Mexico), 144A	21,900	43,860
Banco Santander Brasil SA (Brazil), ADR	10,900	129,383
Banco Santander Chile (Chile), ADR	2,281	68,247
Bancolombia SA (Colombia)	7,815	93,970
Bancolombia SA (Colombia), ADR	2,727	139,186
Bangkok Bank PCL (Thailand)	27,600	177,352
Bank Bukopin Tbk (Indonesia)*	594,700	13,164
Bank Central Asia Tbk PT (Indonesia)	106,200	225,461
Bank CIMB Niaga Tbk PT (Indonesia)	245,600	19,420
Bank Danamon Indonesia Tbk PT (Indonesia)	80,400	27,351
Bank Hapoalim BM (Israel)	36,442	270,684
Bank Leumi Le-Israel BM (Israel)	14,378	103,776
Bank Mandiri Persero Tbk PT (Indonesia)	402,300	228,657
Bank of China Ltd. (China) (Class H Stock)	4,505,000	1,903,280
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	76,000	44,935
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,506,000	1,143,150
Bank of East Asia Ltd. (The) (Hong Kong)	46,660	130,528
Bank of Montreal (Canada)	8,300	626,960
Bank of Nova Scotia (The) (Canada)	17,200	923,865
Bank of the Philippine Islands (Philippines)	39,610	60,752
Bank Pan Indonesia Tbk PT (Indonesia)*	283,100	26,100
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	139,400	16,714
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)	622,000	28,011
Bank Permata Tbk PT (Indonesia)*	308,600	17,088
Bank Polska Kasa Opieki SA (Poland)	5,933	177,886
Bankia SA (Spain)	40,139	94,784
BB&T Corp.(a)	28,486	1,399,517
BDO Unibank, Inc. (Philippines)	41,020	112,086
BNP Paribas SA (France)	76,524	3,635,507
BOC Hong Kong Holdings Ltd. (China)	47,500	186,810
CaixaBank SA (Spain)	79,536	227,762

COMMON STOCKS
(continued)	Shares	Value
Banks (continued)
Canadian Imperial Bank of Commerce (Canada)	6,600	$519,009
Capitec Bank Holdings Ltd. (South Africa)	648	59,790
Chang Hwa Commercial Bank Ltd. (Taiwan)	322,837	217,595
Chemical Financial Corp.	2,692	110,668
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	684,000	389,528
China Construction Bank Corp. (China) (Class H Stock)	5,909,000	5,089,063
China Development Financial Holding Corp. (Taiwan)	772,000	235,566
China Everbright Bank Co. Ltd. (China) (Class H Stock)	439,000	201,327
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	607,600	420,679
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	322,000	175,381
CIT Group, Inc.	4,231	222,297
Citigroup, Inc.	77,517	5,428,515
Citizens Financial Group, Inc.	113,068	3,998,084
Comerica, Inc.	50,740	3,685,754
Commerce Bancshares, Inc.	6,283	374,844
Commercial Bank PQSC (The) (Qatar)	81,140	102,143
Commonwealth Bank of Australia (Australia)	16,057	933,436
Credicorp Ltd. (Peru)	1,236	282,933
Credit Bank of Moscow PJSC (Russia)	466,200	44,001
CTBC Financial Holding Co. Ltd. (Taiwan)	1,039,578	715,111
Cullen/Frost Bankers, Inc.	3,765	352,630
Dah Sing Financial Holdings Ltd. (Hong Kong)	34,400	160,740
DBS Group Holdings Ltd. (Singapore)	22,270	427,233
DNB ASA (Norway)	64,123	1,194,075
Doha Bank QPSC (Qatar)	78,920	58,119
Dubai Islamic Bank PJSC (United Arab Emirates)	142,243	198,563
E.Sun Financial Holding Co. Ltd. (Taiwan)	456,278	382,025
East West Bancorp, Inc.	7,317	342,216
Erste Group Bank AG (Austria)*	5,294	196,562
Eurobank Ergasias SA (Greece)*	54,620	53,805
Far Eastern International Bank (Taiwan)	325,767	129,068
Fifth Third Bancorp	208,322	5,812,184
First Financial Holding Co. Ltd. (Taiwan)	509,355	373,847
First Republic Bank	3,528	344,509
Glacier Bancorp, Inc.	4,070	165,038
Grupo Aval Acciones y Valores SA (Colombia), ADR	18,177	144,871

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Banks (continued)
Grupo Elektra SAB DE CV (Mexico)	1,195	$78,373
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	76,000	109,959
Gunma Bank Ltd. (The) (Japan)	31,200	109,435
Hana Financial Group, Inc. (South Korea)	10,827	351,008
Hang Seng Bank Ltd. (Hong Kong)	6,700	166,372
HSBC Holdings PLC (United Kingdom)	301,179	2,513,972
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	411,977	276,435
Huishang Bank Corp. Ltd. (China) (Class H Stock)	264,000	106,169
Huntington Bancshares, Inc.	34,081	470,999
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,477,000	2,535,672
ING Bank Slaski SA (Poland)	1,654	89,373
Itau CorpBanca (Chile)	8,608,725	71,881
Itau Unibanco Holding SA (Brazil)	11,950	97,251
Japan Post Bank Co. Ltd. (Japan)	13,200	134,056
Jiangxi Bank Co. Ltd. (China) (Class H Stock)	70,000	44,855
JPMorgan Chase & Co.	111,890	12,509,302
KB Financial Group, Inc. (South Korea)	12,888	510,955
KeyCorp	39,920	708,580
Kiatnakin Bank PCL (Thailand)	18,100	41,038
King’s Town Bank Co. Ltd. (Taiwan)	57,000	62,102
Komercni banka A/S (Czech Republic)	2,534	101,041
Krung Thai Bank PCL (Thailand)	228,100	145,051
LH Financial Group PCL (Thailand)	592,006	29,145
M&T Bank Corp.	4,908	834,704
Masraf Al Rayan QSC (Qatar)	81,890	85,587
Mebuki Financial Group, Inc. (Japan)	56,620	147,859
Mega Financial Holding Co. Ltd. (Taiwan)	543,228	540,447
Metropolitan Bank & Trust Co. (Philippines)	45,226	62,937
Mizrahi Tefahot Bank Ltd. (Israel)	7,472	172,542
Mizuho Financial Group, Inc. (Japan)	843,900	1,223,865
Moneta Money Bank A/S (Czech Republic), 144A	12,484	42,822
National Australia Bank Ltd. (Australia)	34,134	640,519
National Bank of Canada (Canada)	4,300	204,271
Nedbank Group Ltd. (South Africa)	9,625	173,017

COMMON STOCKS
(continued)	Shares	Value
Banks (continued)
Nishi-Nippon Financial Holdings, Inc. (Japan)	2,600	$18,740
Nordea Bank Abp (Finland)	53,895	391,416
North Pacific Bank Ltd. (Japan)	53,200	126,651
OTP Bank Nyrt (Hungary)	7,053	280,537
PacWest Bancorp	8,207	318,678
Pinnacle Financial Partners, Inc.	7,909	454,609
PNC Financial Services Group, Inc. (The)	17,655	2,423,678
Popular, Inc. (Puerto Rico)(a)	71,877	3,898,608
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	1,044,000	620,489
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	34,132	391,678
Prosperity Bancshares, Inc.	3,730	246,366
Qatar International Islamic Bank QSC (Qatar)	22,930	47,200
Qatar Islamic Bank SAQ (Qatar)	28,310	129,116
Qatar National Bank QPSC (Qatar)	87,770	458,456
Regional SAB de CV (Mexico)	4,400	22,665
Regions Financial Corp.	58,487	873,796
Resona Holdings, Inc. (Japan)	87,700	365,767
Royal Bank of Canada (Canada)	16,100	1,279,468
Security Bank Corp. (Philippines)	10,770	35,782
Seven Bank Ltd. (Japan)	12,900	33,816
Shinhan Financial Group Co. Ltd. (South Korea)	13,399	519,887
Shinsei Bank Ltd. (Japan)	10,400	161,735
Siam Commercial Bank PCL (The) (Thailand)	69,200	314,909
Signature Bank	34,464	4,164,630
SinoPac Financial Holdings Co. Ltd. (Taiwan)	687,213	288,843
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	23,381	216,172
SpareBank 1 SMN (Norway)	12,714	145,740
SpareBank 1 SR-Bank ASA (Norway)	6,191	75,454
Sumitomo Mitsui Financial Group, Inc. (Japan)	41,000	1,449,909
SVB Financial Group*	15,696	3,525,165
Svenska Handelsbanken AB (Sweden) (Class A Stock)	21,574	213,507
Swedbank AB (Sweden) (Class A Stock)	15,104	227,006
Synovus Financial Corp.	13,463	471,205
Taichung Commercial Bank Co. Ltd. (Taiwan)	211,865	85,304
Taishin Financial Holding Co. Ltd. (Taiwan)	579,223	266,903
Taiwan Business Bank (Taiwan)	327,058	143,951
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	456,439	305,655
TCS Group Holding PLC (Russia), GDR	2,434	47,830
Texas Capital Bancshares, Inc.*	1,331	81,683

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Banks (continued)
Thanachart Capital PCL (Thailand)	33,400	$60,486
Tisco Financial Group PCL (Thailand)	14,300	43,608
TMB Bank PCL (Thailand)	1,116,100	71,430
Tokyo Kiraboshi Financial Group, Inc. (Japan)	600	9,444
Toronto-Dominion Bank (The) (Canada)	22,300	1,303,040
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	64,614	67,521
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)*	157,771	20,219
U.S. Bancorp	47,159	2,471,132
Umpqua Holdings Corp.	9,211	152,810
United Overseas Bank Ltd. (Singapore)	18,600	359,005
VTB Bank PJSC (Russia), GDR(a)	257,655	325,453
Webster Financial Corp.	6,288	300,378
Wells Fargo & Co.	172,971	8,184,988
Western Alliance Bancorp*	45,072	2,015,620
Westpac Banking Corp. (Australia)	39,176	780,519
Wintrust Financial Corp.	4,155	303,980
Woori Financial Group, Inc. (South Korea)	22,813	277,870
Yamaguchi Financial Group, Inc. (Japan)	16,200	110,860
Zions Bancorp NA(a)	69,928	3,215,289

		124,175,736

Beverages — 1.0%
Ambev SA (Brazil), ADR	33,500	156,445
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	4,811	16,499
Anheuser-Busch InBev SA/NV (Belgium)	10,754	952,507
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	2,800	24,289
Arca Continental SAB de CV (Mexico)	9,400	50,835
Asahi Group Holdings Ltd. (Japan)	5,300	238,705
Brown-Forman Corp. (Class B Stock)	3,106	172,166
Carabao Group PCL (Thailand)	8,700	20,905
Carlsberg A/S (Denmark) (Class B Stock)	1,131	149,803
China Resources Beer Holdings Co. Ltd. (China)	22,336	106,442
Cia Cervecerias Unidas SA (Chile)	419	5,905
Cia Cervecerias Unidas SA (Chile), ADR	85	2,401
Coca-Cola Amatil Ltd. (Australia)	605,082	4,339,222
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	2,875	72,708
Coca-Cola Co. (The)	47,638	2,425,727

COMMON STOCKS
(continued)	Shares	Value
Beverages (continued)
Coca-Cola European Partners PLC (United Kingdom)	1,908	$107,802
Coca-Cola Femsa SAB de CV (Mexico), UTS	29,100	180,266
Constellation Brands, Inc. (Class A Stock)(a)	4,496	885,442
Davide Campari-Milano SpA (Italy)	113,887	1,115,508
Diageo PLC (United Kingdom)	144,421	6,219,411
Fevertree Drinks PLC (United Kingdom)	11,366	335,353
Fomento Economico Mexicano SAB de CV (Mexico), ADR	4,370	422,798
Heineken Holding NV (Netherlands)	379	39,724
Heineken NV (Netherlands)	708	78,965
Hite Jinro Co. Ltd. (South Korea)	1,777	31,356
Ito En Ltd. (Japan)	800	37,307
Keurig Dr. Pepper, Inc.	1,392	40,229
Kirin Holdings Co. Ltd. (Japan)	10,100	217,781
Molson Coors Brewing Co. (Class B Stock)	9,514	532,784
Monster Beverage Corp.*	70,910	4,526,185
PepsiCo, Inc.	19,964	2,617,879
Pernod Ricard SA (France)	1,708	314,878
Royal Unibrew A/S (Denmark)	5,028	366,737
Suntory Beverage & Food Ltd. (Japan)	1,100	47,843
Takara Holdings, Inc. (Japan)	4,200	43,986
Thai Beverage PCL (Thailand)	204,800	125,638
Tibet Water Resources Ltd. (Hong Kong)*	149,000	41,314
Treasury Wine Estates Ltd. (Australia)	4,649	48,800
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	50,970
Vina Concha y Toro SA (Chile)	12,332	26,115
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	9,600	21,333

		27,210,963

Biotechnology — 1.1%
3SBio, Inc. (China), 144A	14,000	24,149
AbbVie, Inc.	17,250	1,254,420
Abcam PLC (United Kingdom)	14,121	264,710
Adimmune Corp. (Taiwan)*	8,527	5,933
Alexion Pharmaceuticals, Inc.*	28,542	3,738,431
Alkermes PLC*	2,011	45,328
Amgen, Inc.	10,641	1,960,923
BioGaia AB (Sweden) (Class B Stock)	856	39,635
Biogen, Inc.*	23,040	5,388,365
Bluebird Bio, Inc.*	641	81,535
China Biologic Products Holdings, Inc. (China)*(a)	400	38,120
CSL Ltd. (Australia)	1,181	178,621
Emergent BioSolutions, Inc.*	1,782	86,088
Gilead Sciences, Inc.	99,501	6,722,288
Grifols SA (Spain)	29,419	870,441

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Biotechnology (continued)
Incyte Corp.*	56,746	$4,821,140
Medigen Biotechnology Corp. (Taiwan)*	5,000	12,292
Neurocrine Biosciences, Inc.*	1,158	97,770
Regeneron Pharmaceuticals, Inc.*	1,029	322,077
Sarepta Therapeutics, Inc.*	789	119,889
Seattle Genetics, Inc.*	1,314	90,942
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	6,400	35,007
Sinovac Biotech Ltd. (China)^*	3,000	19,513
Vertex Pharmaceuticals, Inc.*	18,266	3,349,619

		29,567,236

Building Products — 0.2%
AGC, Inc. (Japan)	6,700	231,891
Aica Kogyo Co. Ltd. (Japan)	200	6,698
Allegion PLC	17,514	1,936,173
Armstrong World Industries, Inc.	2,983	289,948
Assa Abloy AB (Sweden) (Class B Stock)	10,142	229,261
Bunka Shutter Co. Ltd. (Japan)	17,600	133,551
China Fangda Group Co. Ltd. (China) (Class B Stock)	21,600	9,403
China Lesso Group Holdings Ltd. (China)	69,000	55,539
dormakaba Holding AG (Switzerland)*	337	244,317
Dynasty Ceramic PCL (Thailand)	233,400	15,694
Elementia SAB de CV (Mexico), 144A*	24,400	10,958
Fortune Brands Home & Security, Inc.	5,726	327,126
Geberit AG (Switzerland)	359	167,587
Johnson Controls International PLC	31,878	1,316,880
Lennox International, Inc.	425	116,875
Lindab International AB (Sweden)	54,157	623,821
Rockwool International A/S (Denmark) (Class B Stock)	747	190,743
Sekisui Jushi Corp. (Japan)	1,300	25,523
Sunspring Metal Corp. (Taiwan)	6,000	6,784
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	12,059
Trakya Cam Sanayii A/S (Turkey)	24,358	12,344
Trex Co., Inc.*	4,430	317,631
Vanachai Group PCL (Thailand)	56,100	9,158
Xxentria Technology Materials Corp. (Taiwan)	10,251	23,713

		6,313,677

Capital Markets — 0.9%
Ashmore Group PLC (United Kingdom)	12,182	78,903
Asia Plus Group Holdings PCL (Thailand)	154,400	12,587

COMMON STOCKS
(continued)	Shares	Value
Capital Markets (continued)
ASX Ltd. (Australia)	1,589	$91,906
B3 SA—Brasil Bolsa Balcao (Brazil)	22,333	218,273
Banca Generali SpA (Italy)	7,229	207,980
Banco BTG Pactual SA (Brazil), UTS	6,520	85,763
Bank of New York Mellon Corp. (The)	30,704	1,355,582
Bolsa Mexicana de Valores SAB de CV (Mexico)	7,800	14,719
Brait SE (South Africa)*	22,070	28,923
Brewin Dolphin Holdings PLC (United Kingdom)	2,637	10,254
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	6,400	306,181
Bure Equity AB (Sweden)	4,484	76,552
Burford Capital Ltd.	5,864	115,951
Capital Securities Corp. (Taiwan)	175,640	53,650
Cboe Global Markets, Inc.	2,147	222,494
Central China Securities Co. Ltd. (China) (Class H Stock)	159,000	37,115
Central Wealth Group Holdings Ltd. (Hong Kong)*	546,000	5,026
China Bills Finance Corp. (Taiwan)	124,000	59,660
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	1,159,000	267,271
China Everbright Ltd. (China)	54,000	79,765
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	447,000	265,696
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	1,240,000	216,088
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	64,000	129,435
China Merchants Securities Co. Ltd. (China) (Class H Stock), 144A	128,800	159,566
China Minsheng Financial Holding Corp. Ltd. (China)*	760,000	9,839
CI Financial Corp. (Canada)	4,200	68,442
CME Group, Inc.(a)	6,421	1,246,380
Coronation Fund Managers Ltd. (South Africa)	6,828	21,710
CSC Financial Co. Ltd. (China) (Class H Stock), 144A	112,000	83,431
Daiwa Securities Group, Inc. (Japan)	24,100	105,738
Deutsche Boerse AG (Germany)	1,255	177,590
E*TRADE Financial Corp.	2,768	123,453
Euronext NV (Netherlands), 144A	4,298	325,641
Everbright Securities Co. Ltd. (China) (Class H Stock), 144A	55,400	43,026
Evercore, Inc. (Class A Stock)	3,860	341,880
Franklin Resources, Inc.(a)	8,757	304,744

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Capital Markets (continued)
GF Securities Co. Ltd. (China) (Class H Stock)	167,400	$199,331
Gimv NV (Belgium)	2,807	177,335
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A*	67,000	119,882
Haitong International Securities Group Ltd. (Hong Kong)	333,000	108,984
Haitong Securities Co. Ltd. (China) (Class H Stock)	115,600	129,957
Houlihan Lokey, Inc.	5,788	257,740
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A(a)	204,200	351,634
IG Group Holdings PLC (United Kingdom)	57,582	427,719
IntegraFin Holdings PLC (United Kingdom)	2,698	13,034
Intercontinental Exchange, Inc.	13,058	1,122,204
Intermediate Capital Group PLC (United Kingdom)	17,495	307,026
Investec Ltd. (South Africa)	20,391	132,914
Jafco Co. Ltd. (Japan)	300	11,023
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	128,169	44,398
JSE Ltd. (South Africa)	1,488	14,786
Jupiter Fund Management PLC (United Kingdom)	57,014	306,236
Kresna Graha Investama Tbk PT (Indonesia)*	301,400	11,631
Magellan Financial Group Ltd. (Australia)	13,942	499,158
Man Group PLC (United Kingdom)	40,243	79,581
MarketAxess Holdings, Inc.	8,365	2,688,678
Moscow Exchange MICEX-RTS PJSC (Russia)	31,610	45,059
MSCI, Inc.	18,235	4,354,336
Nasdaq, Inc.	2,821	271,296
Northern Trust Corp.	48,380	4,354,200
Numis Corp. PLC (United Kingdom)	4,605	15,805
Orient Securities Co. Ltd. (China) (Class H Stock), 144A	141,600	92,799
Partners Group Holding AG (Switzerland)	124	97,473
Pendal Group Ltd. (Australia)	2,539	12,741
President Securities Corp. (Taiwan)	65,818	29,053
Quilter PLC (United Kingdom), 144A	33,855	60,433
S&P Global, Inc.	743	169,248
Sanne Group PLC (United Kingdom)	6,649	59,512
SEI Investments Co.	1,601	89,816
Shanghai Greencourt Investment Group Co. Ltd. (China) (Class B Stock)*	7,400	3,024
Singapore Exchange Ltd. (Singapore)	55,900	327,453

COMMON STOCKS
(continued)	Shares	Value
Capital Markets (continued)
State Street Corp.	15,921	$892,531
Stifel Financial Corp.	4,522	267,069
SVG Capital PLC (United Kingdom)^*	23,077	—
TD Ameritrade Holding Corp.	5,706	284,843
Uzabase, Inc. (Japan)*	1,000	22,881
Value Partners Group Ltd. (Hong Kong)	113,000	75,438
Virtu Financial, Inc. (Class A Stock)	4,534	98,750
Waterland Financial Holdings Co. Ltd. (Taiwan)	152,817	52,606
Yintech Investment Holdings Ltd. (China), ADR*	1,900	8,930
Yuanta Financial Holding Co. Ltd. (Taiwan)	652,000	391,467
Zeder Investments Ltd. (South Africa)	78,782	19,837

		26,051,065

Chemicals — 1.2%
Acron PJSC (Russia)	245	17,695
ADEKA Corp. (Japan)	1,600	23,693
AECI Ltd. (South Africa)	4,773	31,037
African Oxygen Ltd. (South Africa)	3,650	5,906
Air Liquide SA (France)	45,701	6,397,404
Air Products & Chemicals, Inc.	9,625	2,178,811
Air Water, Inc. (Japan)	4,300	73,765
Akzo Nobel NV (Netherlands)	53,330	5,010,051
Alpek SAB de CV (Mexico)	17,200	21,579
Ashland Global Holdings, Inc.	5,391	431,118
Asia Polymer Corp. (Taiwan)	51,323	22,741
Barito Pacific Tbk PT (Indonesia)	71,500	16,294
BASF SE (Germany)	11,804	859,641
Celanese Corp.	5,394	581,473
CF Industries Holdings, Inc.	66,810	3,120,695
China BlueChemical Ltd. (China) (Class H Stock)	226,000	61,672
China General Plastics Corp. (Taiwan)	24,803	19,109
China Man-Made Fiber Corp. (Taiwan)	111,668	33,363
China Petrochemical Development Corp. (Taiwan)	298,200	101,456
China Sanjiang Fine Chemicals Co. Ltd. (China)	98,000	20,955
China Steel Chemical Corp. (Taiwan)	5,000	21,658
China XLX Fertiliser Ltd. (China)	29,000	8,611
Chr Hansen Holding A/S (Denmark)	404	37,945
Ciech SA (Poland)	2,441	27,365
Croda International PLC (United Kingdom)	1,409	91,757
Daicel Corp. (Japan)	9,000	80,228
Danhua Chemical Technology Co. Ltd. (China) (Class B Stock)*	2,800	987
Dongyue Group Ltd. (China)	80,000	49,294

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Chemicals (continued)
Eastern Polymer Group PCL (Thailand)	52,500	$10,699
Eastman Chemical Co.	6,725	523,407
Ecolab, Inc.	2,941	580,671
Elkem ASA (Norway), 144A	68,596	194,466
Eternal Materials Co. Ltd. (Taiwan)	31,860	27,765
Everlight Chemical Industrial Corp. (Taiwan)	47,000	25,085
Formosa Chemicals & Fibre Corp. (Taiwan)	157,890	523,548
Formosa Plastics Corp. (Taiwan)	163,600	603,714
Formosan Rubber Group, Inc. (Taiwan)	39,270	22,504
Formosan Union Chemical (Taiwan)	41,505	17,840
Fufeng Group Ltd. (China)*	101,000	55,164
Fujimori Kogyo Co. Ltd. (Japan)	13,200	355,560
Givaudan SA (Switzerland)	50	141,305
Grand Pacific Petrochemical (Taiwan)	53,000	35,070
HB Fuller Co.	398	18,467
Ho Tung Chemical Corp. (Taiwan)	113,440	26,121
Huabao International Holdings Ltd. (Hong Kong)	74,000	31,322
Incitec Pivot Ltd. (Australia)	35,636	85,065
Ingevity Corp.*	3,965	416,999
International CSRC Investment Holdings Co. (Taiwan)	23,648	28,468
International Flavors & Fragrances, Inc.(a)	1,181	171,351
Israel Corp. Ltd. (The) (Israel)*	126	30,578
Kaneka Corp. (Japan)	1,800	67,860
Kansai Paint Co. Ltd. (Japan)	3,200	67,221
Koatsu Gas Kogyo Co. Ltd. (Japan)	5,100	40,082
Kolon Industries, Inc. (South Korea)	1,164	43,095
Koninklijke DSM NV (Netherlands)	1,650	203,683
Kuraray Co. Ltd. (Japan)	8,100	96,975
Kureha Corp. (Japan)	2,800	191,484
Lenzing AG (Austria)	251	27,982
Linde PLC (United Kingdom), (NYSE)	3,057	613,846
Lotte Chemical Corp. (South Korea)	515	112,686
Mexichem SAB de CV (Mexico)	21,600	45,476
Nan Ya Plastics Corp. (Taiwan)	209,000	529,030
Nantex Industry Co. Ltd. (Taiwan)	13,785	16,008
Nippon Shokubai Co. Ltd. (Japan)	2,400	158,923
Nitto Denko Corp. (Japan)	2,200	108,882
Novozymes A/S (Denmark) (Class B Stock)	1,441	67,186

COMMON STOCKS
(continued)	Shares	Value
Chemicals (continued)
Omnia Holdings Ltd. (South Africa)	3,410	$8,512
Oriental Union Chemical Corp. (Taiwan)	23,000	19,100
Petkim Petrokimya Holding A/S (Turkey)*	24,072	16,894
PhosAgro PJSC (Russia), GDR	3,343	43,983
PPG Industries, Inc.	4,251	496,134
Sasol Ltd. (South Africa)	21,876	544,249
Sesoda Corp. (Taiwan)	22,262	19,149
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)	17,100	11,321
Shanghai Huayi Group Co. Ltd. (China) (Class B Stock)	24,100	19,120
Sherwin-Williams Co. (The)	12,610	5,779,037
Shinkong Synthetic Fibers Corp. (Taiwan)	124,000	55,575
Sika AG (Switzerland)	972	166,249
Silver Grant International Holdings Group Ltd. (China)*	188,000	36,798
Sinon Corp. (Taiwan)	11,000	7,478
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	76,000	30,246
Soda Sanayii A/S (Turkey)	7,931	8,724
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,400	42,771
Symrise AG (Germany)	695	66,993
T Hasegawa Co. Ltd. (Japan)	4,000	71,501
Taiwan Fertilizer Co. Ltd. (Taiwan)	25,000	38,467
Taiwan Styrene Monomer (Taiwan)	22,000	17,410
Teijin Ltd. (Japan)	5,200	88,777
Toray Industries, Inc. (Japan)	31,000	236,134
Tsaker Chemical Group Ltd. (China), 144A	28,000	12,115
TSRC Corp. (Taiwan)	22,000	19,640
Ube Industries Ltd. (Japan)	7,000	145,449
UPC Technology Corp. (Taiwan)	101,807	37,447
USI Corp. (Taiwan)	90,718	34,503
Victrex PLC (United Kingdom)	4,985	137,090
WR Grace & Co.	5,575	424,313
Yara International ASA (Norway)	2,369	114,922

		34,411,992

Commercial Services & Supplies — 0.2%
Advanced Disposal Services, Inc.*	3,430	109,451
Babcock International Group PLC (United Kingdom)	13,050	75,924
Befesa SA (Spain), 144A	209	8,330
Blue Label Telecoms Ltd. (South Africa)*	37,228	12,483
Brambles Ltd. (Australia)	10,339	93,595
Cewe Stiftung & Co. KGAA (Germany)	558	55,269
China Everbright International Ltd. (China)	104,000	96,121

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Commercial Services & Supplies (continued)
Cintas Corp.	1,196	$283,799
Cleanaway Co. Ltd. (Taiwan)	4,000	20,876
Copart, Inc.*(a)	3,041	227,284
CT Environmental Group Ltd. (China)^	198,000	8,664
Dai Nippon Printing Co. Ltd. (Japan)	6,500	138,792
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	3,200	3,264
Downer EDI Ltd. (Australia)	33,938	165,123
Duskin Co. Ltd. (Japan)	400	10,536
Dynagreen Environmental Protection Group Co. Ltd. (China) (Class H Stock)	23,000	10,853
ECOVE Environment Corp. (Taiwan)	1,000	6,395
Greentown Service Group Co. Ltd. (China)	24,000	19,453
HomeServe PLC (United Kingdom)	17,650	266,235
IAA, Inc.*	4,144	160,704
Intrum AB (Sweden)	1,497	38,465
KAR Auction Services, Inc.	4,144	103,600
Kokuyo Co. Ltd. (Japan)	4,100	57,478
Park24 Co. Ltd. (Japan)	1,100	25,674
Relia, Inc. (Japan)	8,400	98,437
Republic Services, Inc.	4,937	427,742
S-1 Corp. (South Korea)	545	46,088
Sato Holdings Corp. (Japan)	1,000	25,469
Secom Co. Ltd. (Japan)	2,000	172,451
Securitas AB (Sweden) (Class B Stock)	3,591	62,968
SmartGroup Corp. Ltd. (Australia)	12,633	74,066
Sohgo Security Services Co. Ltd. (Japan)	1,000	46,225
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	2,000	17,846
Taiwan Secom Co. Ltd. (Taiwan)	7,135	20,364
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	34,150	41,895
Tomra Systems ASA (Norway)	6,379	210,280
Toppan Printing Co. Ltd. (Japan)	10,500	159,848
Valid Solucoes e Servicos de Seguranca em Meios de Pagamentoe Identificacao SA (Brazil)	3,080	12,481
Waste Connections, Inc.	1,838	175,582
Waste Management, Inc.	5,785	667,415
YC Co. Ltd. (Taiwan)	51,313	21,780

		4,279,305

Communications Equipment — 0.4%
Arista Networks, Inc.*	2,324	603,357
China All Access Holdings Ltd. (China)	138,000	4,154
Ciena Corp.*	3,283	135,030
Cisco Systems, Inc.	81,838	4,478,994

COMMON STOCKS
(continued)	Shares	Value
Communications Equipment (continued)
Comba Telecom Systems Holdings Ltd. (Hong Kong)*	104,000	$23,207
Eastern Communications Co. Ltd. (China) (Class B Stock)	17,000	8,949
F5 Networks, Inc.*	1,422	207,086
Finisar Corp.*	2,451	56,054
Hitron Technology, Inc. (Taiwan)	16,248	10,781
Juniper Networks, Inc.	10,101	268,990
Lanner Electronics, Inc. (Taiwan)	5,100	11,899
Motorola Solutions, Inc.	13,085	2,181,662
NetScout Systems, Inc.*	7,717	195,935
Nokia OYJ (Finland)	66,598	331,472
O-Net Technologies Group Ltd. (China)	17,000	9,149
Sercomm Corp. (Taiwan)	10,000	21,690
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	181,239	1,721,776
Unizyx Holding Corp. (Taiwan)*	20,000	14,238
Viavi Solutions, Inc.*	29,148	387,377
Wistron NeWeb Corp. (Taiwan)	10,764	25,453
Zinwell Corp. (Taiwan)	25,000	17,121
ZTE Corp. (China) (Class H Stock)*	9,600	27,757

		10,742,131

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	26,561	1,060,681
Acter Group Corp. Ltd. (Taiwan)	2,300	12,513
Adhi Karya Persero Tbk PT (Indonesia)	128,900	15,406
AECOM*	22,889	866,349
Baoye Group Co. Ltd. (China) (Class H Stock)*	58,000	40,724
BES Engineering Corp. (Taiwan)	100,000	25,082
Bouygues SA (France)	3,995	148,128
Budimex SA (Poland)	295	10,754
CH Karnchang PCL (Thailand)	21,500	20,700
China Communications Construction Co. Ltd. (China) (Class H Stock)	167,000	149,564
China Communications Services Corp. Ltd. (China) (Class H Stock)	294,000	228,163
China Energy Engineering Corp. Ltd. (China) (Class H Stock)	1,296,000	157,806
China Machinery Engineering Corp. (China) (Class H Stock)	85,000	38,331
China Railway Construction Corp. Ltd. (China) (Class H Stock)	107,500	132,045
China Railway Group Ltd. (China) (Class H Stock)	142,000	108,091
China State Construction International Holdings Ltd. (China)	92,000	94,703
COMSYS Holdings Corp. (Japan)	1,800	45,705
Continental Holdings Corp. (Taiwan)	45,300	25,054

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Construction & Engineering (continued)
CTCI Corp. (Taiwan)	12,000	$17,881
Ellaktor SA (Greece)*	9,303	20,102
EMCOR Group, Inc.	2,527	222,629
Ferrovial SA (Spain)	3,219	82,404
Fukuda Corp. (Japan)	500	21,295
GEK Terna Holding Real Estate Construction SA (Greece)*	2,782	17,704
Hebei Construction Group Corp. Ltd. (China) (Class H Stock)	52,500	39,487
Jacobs Engineering Group, Inc.	5,103	430,642
Kajima Corp. (Japan)	9,300	127,942
Kandenko Co. Ltd. (Japan)	10,400	86,932
Kinden Corp. (Japan)	3,800	58,296
Koninklijke Volkerwessels NV (Netherlands)	5,773	116,112
Kung Sing Engineering Corp. (Taiwan)	42,000	9,492
Kyowa Exeo Corp. (Japan)	1,400	34,927
Maeda Corp. (Japan)	23,800	190,826
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	190,000	50,830
Murray & Roberts Holdings Ltd. (South Africa)	21,873	22,468
Nishimatsu Construction Co. Ltd. (Japan)	2,100	40,559
Obayashi Corp. (Japan)	15,200	150,032
Per Aarsleff Holding A/S (Denmark)	2,270	81,089
Raubex Group Ltd. (South Africa)	7,049	9,661
Rich Development Co. Ltd. (Taiwan)	86,000	26,192
Run Long Construction Co. Ltd. (Taiwan)	8,000	16,503
Shimizu Corp. (Japan)	15,700	130,561
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	148,000	125,724
Sino-Thai Engineering & Construction PCL (Thailand)	26,000	22,924
Skanska AB (Sweden) (Class B Stock)	4,587	82,665
SNC-Lavalin Group, Inc. (Canada)	3,600	72,795
Sumitomo Densetsu Co. Ltd. (Japan)	500	7,942
Sweco AB (Sweden) (Class B Stock)	2,498	68,477
Taisei Corp. (Japan)	3,500	127,395
Tekfen Holding A/S (Turkey)	3,919	17,577
Toa Corp. (Japan)	3,600	54,493
Toda Corp. (Japan)	4,900	27,173
Tokyu Construction Co. Ltd. (Japan)	2,700	18,284
Unique Engineering & Construction PCL (Thailand)	63,000	24,296
United Integrated Services Co. Ltd. (Taiwan)	5,600	27,486
Valmont Industries, Inc.	1,488	188,693
Veidekke ASA (Norway)	1,266	12,286

COMMON STOCKS
(continued)	Shares	Value
Construction & Engineering (continued)
Vinci SA (France)	5,279	$540,757
Waskita Karya Persero Tbk PT (Indonesia)	168,100	23,957
Wijaya Karya Persero Tbk PT (Indonesia)	108,000	18,614
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,603	12,520
WSP Global, Inc. (Canada)	1,000	55,049

		6,713,472

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	27,000	169,030
Asia Cement China Holdings Corp. (China)	41,500	66,795
Asia Cement Corp. (Taiwan)	115,000	176,120
BBMG Corp. (China) (Class H Stock)	148,000	47,637
Brickworks Ltd. (Australia)	1,839	21,056
Buzzi Unicem SpA (Italy)	7,106	144,248
Cementos Argos SA (Colombia)	16,183	37,770
Cementos Pacasmayo SAA (Peru)	19,362	33,517
CHC Resources Corp. (Taiwan)	4,400	7,497
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)*	545	587
CSG Holding Co. Ltd. (China)	37,950	11,523
Forterra PLC (United Kingdom), 144A	13,633	51,185
Goldsun Building Materials Co. Ltd. (Taiwan)	94,000	25,849
Grupo Argos SA (Colombia)	15,158	81,604
Huaxin Cement Co. Ltd. (China) (Class B Stock)	12,320	28,564
Ibstock PLC (United Kingdom), 144A	15,048	46,532
Marshalls PLC (United Kingdom)	2,447	21,205
Martin Marietta Materials, Inc.	1,301	299,373
PPC Ltd. (South Africa)*	63,391	20,795
Siam Cement PCL (The) (Thailand)	9,350	143,988
Siam City Cement PCL (Thailand)	4,700	20,996
Taiheiyo Cement Corp. (Japan)	2,600	78,801
Taiwan Cement Corp. (Taiwan)	194,700	289,182
Titan Cement Co. SA (Greece)	1,910	37,230
Tongfang Kontafarma Holdings Ltd. (China)*	120,000	3,590
TPI Polene PCL (Thailand)	312,200	20,384
Universal Cement Corp. (Taiwan)	73,538	47,254
Vulcan Materials Co.	5,724	785,962
Waskita Beton Precast Tbk PT (Indonesia)	744,400	21,121
West China Cement Ltd. (China)	308,000	47,407
Wienerberger AG (Austria)	18,347	452,555

		3,239,357

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Consumer Finance — 0.5%
Ally Financial, Inc.	182,459	$5,654,404
American Express Co.	14,199	1,752,725
Cembra Money Bank AG (Switzerland)	134	12,933
Chong Sing Holdings FinTech Gr (China)*	708,000	1,009
Credit Saison Co. Ltd. (Japan)	7,800	91,463
Discover Financial Services	11,855	919,829
Hitachi Capital Corp. (Japan)	700	15,590
KRUK SA (Poland)*	902	44,290
Krungthai Card PCL (Thailand)	27,900	39,452
PPDAI Group, Inc. (China), ADR	4,200	18,270
Qudian, Inc. (China), ADR*	4,400	33,000
Safmar Financial Investment (Russia)	5,010	39,885
Samsung Card Co. Ltd. (South Korea)	1,987	65,616
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	121,626
Synchrony Financial	175,561	6,086,700
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	4,400	9,782
Yulon Finance Corp. (Taiwan)	8,000	29,660

		14,936,234

Containers & Packaging — 0.2%
Amcor PLC (United Kingdom)	5,239	59,564
Avery Dennison Corp.	2,539	293,711
Ball Corp.	21,738	1,521,443
Berry Global Group, Inc.*	27,859	1,465,105
CCL Industries, Inc. (Canada) (Class B Stock)	1,100	53,944
Cheng Loong Corp. (Taiwan)	64,000	41,694
CPMC Holdings Ltd. (China)	73,000	28,479
Crown Holdings, Inc.*	18,400	1,124,240
Fuji Seal International, Inc. (Japan)	1,600	49,089
Greatview Aseptic Packaging Co. Ltd. (China)	32,000	18,285
Huhtamaki OYJ (Finland)	766	31,519
International Paper Co.	12,214	529,110
Klabin SA (Brazil), UTS	24,100	102,991
Mpact Ltd. (South Africa)	12,828	20,205
Nampak Ltd. (South Africa)*	39,467	28,756
Packaging Corp. of America	2,180	207,798
Smurfit Kappa Group PLC (Ireland)	5,048	152,905
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	11,000	19,609
Ton Yi Industrial Corp. (Taiwan)	62,000	25,690
Youyuan International Holdings Ltd. (China)*	76,000	22,505

		5,796,642

Distributors — 0.1%
Arata Corp. (Japan)	1,800	61,292
Canon Marketing Japan, Inc. (Japan)	7,200	157,266
China Animation Characters Co. Ltd. (Hong Kong)	32,000	8,004

COMMON STOCKS
(continued)	Shares	Value
Distributors (continued)
Dah Chong Hong Holdings Ltd. (China)	75,000	$25,047
Doshisha Co. Ltd. (Japan)	4,300	67,987
Genuine Parts Co.	2,682	277,802
Inchcape PLC (United Kingdom)	53,003	415,194
LKQ Corp.*	10,725	285,392
Paltac Corp. (Japan)	600	33,029
Test Rite International Co. Ltd. (Taiwan)	27,000	18,704
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	67,000	47,453

		1,397,170

Diversified Consumer Services — 0.1%
Advtech Ltd. (South Africa)	833	814
Anima Holding SA (Brazil)	2,600	13,054
Benesse Holdings, Inc. (Japan)	6,200	144,370
Bright Horizons Family Solutions, Inc.*	2,561	386,378
Bright Scholar Education Holdings Ltd. (China), ADR*	3,400	30,804
Chegg, Inc.*	3,753	144,828
China Distance Education Holdings Ltd. (China), ADR*	1,200	6,240
China Yuhua Education Corp. Ltd. (China), 144A	56,000	24,437
Curro Holdings Ltd. (South Africa)	3,899	6,544
Estacio Participacoes SA (Brazil)	4,800	36,600
frontdoor, Inc.*	4,492	195,627
Fu Shou Yuan International Group Ltd. (China)	30,000	26,367
G8 Education Ltd. (Australia)	52,621	111,771
Graham Holdings Co. (Class B Stock)	300	207,009
Japan Best Rescue System Co. Ltd. (Japan)	3,000	39,855
Kroton Educacional SA (Brazil)	38,116	108,989
Lung Yen Life Service Corp. (Taiwan)	12,000	24,522
Meiko Network Japan Co. Ltd. (Japan)	7,200	63,838
New Oriental Education & Technology Group, Inc. (China), ADR*	1,600	154,528
Riso Kyoiku Co. Ltd. (Japan)	18,800	78,960
Ser Educacional SA (Brazil), 144A	1,800	11,761
Stadio Holdings Ltd. (South Africa)*	3,899	923
Strategic Education, Inc.	1,540	274,120
TAL Education Group (China), ADR*	5,200	198,120
Tarena International, Inc. (China), ADR*	2,500	6,250
Virscend Education Co. Ltd. (China), 144A	28,000	11,676

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Diversified Consumer Services (continued)
Wisdom Education International Holdings Co. Ltd. (China)	34,000	$18,096

		2,326,481

Diversified Financial Services — 0.6%
Alexander Forbes Group Holdings Ltd. (South Africa)	18,926	7,809
Amanat Holdings PJSC (United Arab Emirates)	271,571	70,792
Berkshire Hathaway, Inc. (Class B Stock)*	43,438	9,259,679
China Merchants China Direct Investments Ltd. (China)	20,000	25,043
Corp Financiera Colombiana SA (Colombia)*	3,156	24,454
Far East Horizon Ltd. (China)	146,000	149,705
Fuyo General Lease Co. Ltd. (Japan)	2,300	131,111
Groupe Bruxelles Lambert SA (Belgium)	1,926	189,011
Grupo de Inversiones Suramericana SA (Colombia)	12,583	133,524
Hanergy Mobile Energy Hldg Co. (China)^*	148,000	—
Inversiones La Construccion SA (Chile)	945	15,760
Investor AB (Sweden) (Class B Stock)	8,128	390,689
KBC Ancora (Belgium)	4,697	210,207
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,527	94,697
Metro Pacific Investments Corp. (Philippines)	497,400	46,709
ORIX Corp. (Japan)	163,200	2,437,959
Plus500 Ltd. (Israel)	21,242	141,035
Remgro Ltd. (South Africa)	15,221	203,223
Sofina SA (Belgium)	557	106,216
Voya Financial, Inc.	78,430	4,337,179
Zenkoku Hosho Co. Ltd. (Japan)	2,800	107,678

		18,082,480

Diversified Telecommunication Services — 0.9%
Asia Pacific Telecom Co. Ltd. (Taiwan)*	194,000	45,717
AT&T, Inc.	245,809	8,237,060
BCE, Inc. (Canada)	1,722	78,345
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	67,704	51,255
BT Group PLC (United Kingdom)	127,714	319,047
China Telecom Corp. Ltd. (China) (Class H Stock)	1,774,000	891,816
China Tower Corp. Ltd. (China) (Class H Stock), 144A	4,498,000	1,183,132
China Unicom Hong Kong Ltd. (China)	392,000	429,887
Chunghwa Telecom Co. Ltd. (Taiwan)	115,000	418,337

COMMON STOCKS
(continued)	Shares	Value
Diversified Telecommunication Services (continued)
CITIC Telecom International Holdings Ltd. (China)	708,000	$281,380
Deutsche Telekom AG (Germany)	36,400	629,835
Elisa OYJ (Finland)	1,009	49,207
Hellenic Telecommunications Organization SA (Greece)*	6,376	94,095
HKT Trust & HKT Ltd. (Hong Kong)	41,000	65,077
Koninklijke KPN NV (Netherlands)	31,553	96,815
KT Corp. (South Korea)	4,899	120,217
Link Net Tbk PT (Indonesia)	36,700	11,046
Magyar Telekom Telecommunications PLC (Hungary)	24,360	36,103
Nippon Telegraph & Telephone Corp. (Japan)	53,000	2,470,986
O2 Czech Republic A/S (Czech Republic)	1,913	18,980
Orange Polska SA (Poland)*	38,882	69,584
Orange SA (France)(a)	36,917	581,805
Proximus SADP (Belgium)	2,094	61,750
Rostelecom PJSC (Russia)	49,800	63,892
Singapore Telecommunications Ltd. (Singapore)	97,700	252,680
Spark New Zealand Ltd. (New Zealand)	17,654	47,485
Swisscom AG (Switzerland)	306	153,711
Telecom Italia SpA (Italy)*	339,084	185,111
Telecom Italia SpA (Italy), RSP	193,852	100,595
Telefonica Brasil SA (Brazil), ADR	11,300	147,126
Telefonica Deutschland Holding AG (Germany)	18,566	51,941
Telefonica SA (Spain)	203,771	1,673,751
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	671,100	196,518
Telenor ASA (Norway)	3,725	79,052
Telesites SAB de CV (Mexico)*	18,300	11,308
Telia Co. AB (Sweden)	30,984	137,588
Telkom SA SOC Ltd. (South Africa)	9,214	60,311
Telstra Corp. Ltd. (Australia)	38,423	103,809
TELUS Corp. (Canada)	400	14,764
Thaicom PCL (Thailand)*	57,600	11,383
Tower Bersama Infrastructure Tbk PT (Indonesia)	45,400	12,193
Verizon Communications, Inc.	100,780	5,757,561
Zayo Group Holdings, Inc.*	2,511	82,637

		25,384,892

Electric Utilities — 1.0%
Alliant Energy Corp.	8,509	417,622
Alupar Investimento SA (Brazil), UTS	1,743	11,729
American Electric Power Co., Inc.	10,243	901,486
Avangrid, Inc.	2,086	105,343

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Electric Utilities (continued)
BKW AG (Switzerland)	1,380	$92,159
Celsia SA ESP (Colombia)	21,731	29,383
CEZ A/S (Czech Republic)*	5,660	136,804
Chubu Electric Power Co., Inc. (Japan)	32,900	461,933
Chugoku Electric Power Co., Inc. (The) (Japan)	6,200	78,226
Cia Paranaense de Energia (Brazil)	1,900	23,226
CK Infrastructure Holdings Ltd. (Hong Kong)	11,500	93,783
CLP Holdings Ltd. (Hong Kong)	12,000	132,352
Contact Energy Ltd. (New Zealand)	62,616	336,690
Duke Energy Corp.	19,840	1,750,682
Edison International	9,044	609,656
EDP—Energias de Portugal SA (Portugal)	40,774	154,921
EDP—Energias do Brasil SA (Brazil)	7,100	35,242
Emera, Inc. (Canada)	2,000	81,723
Endesa SA (Spain)	3,058	78,624
Enea SA (Poland)*	27,841	69,718
Enel Chile SA (Chile)	620,282	58,950
Enel SpA (Italy)	81,808	571,324
Energa SA (Poland)*	20,911	43,771
Engie Energia Chile SA (Chile)	28,614	52,741
Entergy Corp.	4,476	460,715
Equatorial Energia SA (Brazil)	1,700	40,893
Evergy, Inc.	3,627	218,164
Eversource Energy	7,140	540,926
EVN AG (Austria)	4,320	65,440
Exelon Corp.	77,019	3,692,291
Federal Grid Co. Unified Energy System PJSC (Russia)	31,060,000	99,168
First Philippine Holdings Corp. (Philippines)	17,930	29,090
FirstEnergy Corp.	68,368	2,926,834
Fortis, Inc. (Canada)	4,400	173,742
Fortum OYJ (Finland)	6,012	132,889
Hokuriku Electric Power Co. (Japan)*	8,200	59,588
Iberdrola SA (Spain)	82,100	818,226
IDACORP, Inc.	2,594	260,515
Infratil Ltd. (New Zealand)	18,362	57,328
Inter RAO UES PJSC (Russia)	1,469,000	105,165
Interconexion Electrica SA ESP (Colombia)	10,083	56,039
Kansai Electric Power Co., Inc. (The) (Japan)	15,800	181,192
Korea Electric Power Corp. (South Korea)*	10,729	237,328
Kyushu Electric Power Co., Inc. (Japan)	10,700	105,153
Light SA (Brazil)	3,400	17,133
Manila Electric Co. (Philippines)	3,310	25,025
Mosenergo PJSC (Russia)	939,000	37,194
NextEra Energy, Inc.	7,833	1,604,668

COMMON STOCKS
(continued)	Shares	Value
Electric Utilities (continued)
OGE Energy Corp.	4,598	$195,691
Okinawa Electric Power Co., Inc. (The) (Japan)	3,075	47,262
Orsted A/S (Denmark), 144A	1,574	135,949
PGE Polska Grupa Energetyczna SA (Poland)*	66,480	170,918
Pinnacle West Capital Corp.	6,405	602,646
Power Assets Holdings Ltd. (Hong Kong)	16,500	118,689
PPL Corp.	175,659	5,447,186
Red Electrica Corp. SA (Spain)	3,760	78,319
Rosseti PJSC (Russia)	3,277,000	71,394
RusHydro PJSC (Russia)	15,711,000	149,183
Shikoku Electric Power Co., Inc. (Japan)	8,200	75,820
Southern Co. (The)	23,356	1,291,120
SSE PLC (United Kingdom)	11,367	161,914
Tauron Polska Energia SA (Poland)*	129,363	59,508
Terna Rete Elettrica Nazionale SpA (Italy)	9,591	61,051
Tohoku Electric Power Co., Inc. (Japan)	9,500	96,031
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	36,300	189,533
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	5,800	41,295
Trustpower Ltd. (New Zealand)	13,056	65,019
Verbund AG (Austria)	834	43,509
Xcel Energy, Inc.	9,866	586,928

		27,961,759

Electrical Equipment — 0.3%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	5,000	2,946
AMETEK, Inc.	4,364	396,426
Chicony Power Technology Co. Ltd. (Taiwan)	18,200	28,709
China Electric Manufacturing Corp. (Taiwan)	66,000	19,779
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	30,000	19,645
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan) (Class H Stock)	18,375	12,547
CyberPower Systems, Inc. (Taiwan)	5,000	15,059
Eaton Corp. PLC	1,142	95,106
Emerson Electric Co.	11,114	741,526
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	19,030	8,133
Fujikura Ltd. (Japan)	12,200	45,929
Fullshare Holdings Ltd. (Hong Kong)*	372,500	23,234
Gunkul Engineering PCL (Thailand)	239,359	25,013
Hangzhou Steam Turbine Co. Ltd. (China) (Class B Stock)	39,800	38,559

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Electric Utilities (continued)
Hubbell, Inc.	3,261	$425,234
Huber + Suhner AG (Switzerland)	934	78,624
Jiangnan Group Ltd. (China)*	300,000	12,850
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	3,000	15,807
Legrand SA (France)	2,631	192,441
Mersen SA (France)	860	33,037
Nidec Corp. (Japan)	1,600	219,611
nVent Electric PLC	16,142	400,160
Schneider Electric SE (France)	53,912	4,890,685
SEC Carbon Ltd. (Japan)	700	64,005
Sensata Technologies Holding PLC*	11,311	554,239
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	106,000	38,399
Signify NV (Netherlands), 144A	4,179	123,471
Sino-American Electronic Co. Ltd. (Taiwan)^*	1,183	—
Tech Pro Technology Development Ltd. (Hong Kong)^*	731,600	9
Teco Electric and Machinery Co. Ltd. (Taiwan)	129,000	94,770
Voltronic Power Technology Corp. (Taiwan)	1,102	24,021
WEG SA (Brazil)	6,406	35,984
Well Shin Technology Co. Ltd. (Taiwan)	7,000	11,963
Zhuzhou CRRC Times Electric Co. Ltd. (China) (Class H Stock)	32,400	171,159
Zippy Technology Corp. (Taiwan)	5,000	5,974

		8,865,054

Electronic Equipment, Instruments & Components — 0.9%
AAC Technologies Holdings, Inc. (China)	19,500	110,766
Amphenol Corp. (Class A Stock)	4,525	434,128
Anxin-China Holdings Ltd. (Hong Kong)^*	196,000	—
AU Optronics Corp. (Taiwan)	742,000	222,283
Azbil Corp. (Japan)	2,000	48,995
Barco NV (Belgium)	1,646	346,644
BOE Technology Group Co. Ltd. (China) (Class B Stock)	69,600	23,899
Cal-Comp Electronics Thailand PCL (Thailand)	329,654	19,035
Canon Electronics, Inc. (Japan)	1,400	23,575
CDW Corp.	20,574	2,283,714
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	18,441
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	183,000	133,143
Chin-Poon Industrial Co. Ltd. (Taiwan)	22,000	24,648
Coretronic Corp. (Taiwan)	26,000	36,437
DataTec Ltd. (South Africa)*	8,815	21,706
Delta Electronics Thailand PCL (Thailand)	14,100	31,232

COMMON STOCKS
(continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Delta Electronics, Inc. (Taiwan)	41,000	$208,433
Edom Technology Co. Ltd. (Taiwan)	16,000	6,780
Electrocomponents PLC (United Kingdom)	29,108	234,129
FIT Hon Teng Ltd. (Taiwan), 144A	64,000	25,883
FLIR Systems, Inc.	3,724	201,468
Flytech Technology Co. Ltd. (Taiwan)	8,000	20,626
Foxconn Technology Co. Ltd. (Taiwan)	77,000	156,765
Halma PLC (United Kingdom)	68,646	1,763,900
Hamamatsu Photonics KK (Japan)	1,500	58,578
HannStar Display Corp. (Taiwan)	225,000	47,939
Hexagon AB (Sweden) (Class B Stock)	2,429	135,009
Hirose Electric Co. Ltd. (Japan)	476	53,214
Hitachi Ltd. (Japan)	151,600	5,564,914
Hollysys Automation Technologies Ltd. (China)	3,300	62,700
Hon Hai Precision Industry Co. Ltd. (Taiwan)	737,437	1,839,671
II-VI, Inc.*	4,790	175,122
Innolux Corp. (Taiwan)	1,036,000	244,935
Isra Vision AG (Germany)	1,922	85,902
Jabil, Inc.	11,674	368,898
Jenoptik AG (Germany)	3,808	123,376
Ju Teng International Holdings Ltd. (China)	176,000	42,427
KCE Electronics PCL (Thailand)	19,900	12,347
Keyence Corp. (Japan)	500	308,318
Keysight Technologies, Inc.*	60,708	5,452,185
Kingboard Holdings Ltd. (China)	51,500	143,647
Kingboard Laminates Holdings Ltd. (Hong Kong)	29,000	26,662
Kyocera Corp. (Japan)	6,800	445,441
LG Display Co. Ltd. (South Korea)*	8,115	125,589
Littelfuse, Inc.	1,788	316,315
Lotes Co. Ltd. (Taiwan)	3,427	23,532
More Return PCL (Thailand)*	136,400	623
Nan Ya Printed Circuit Board Corp. (Taiwan)*	16,000	20,369
National Instruments Corp.	4,230	177,618
Polytronics Technology Corp. (Taiwan)	4,000	7,610
Posiflex Technology, Inc. (Taiwan)	5,149	17,859
Promate Electronic Co. Ltd. (Taiwan)	5,000	5,562
Restar Holdings Corp. (Japan)	3,000	43,404
Shimadzu Corp. (Japan)	2,500	61,448
Simplo Technology Co. Ltd. (Taiwan)	7,000	56,556
Sinbon Electronics Co. Ltd. (Taiwan)	8,390	30,736

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Sirtec International Co. Ltd. (Taiwan)	12,800	$10,514
Supreme Electronics Co. Ltd. (Taiwan)	18,000	18,312
SVI PCL (Thailand)	107,700	15,255
Syncmold Enterprise Corp. (Taiwan)	9,000	24,383
Synnex Technology International Corp. (Taiwan)	54,750	68,808
Taiwan PCB Techvest Co. Ltd. (Taiwan)	12,000	14,303
TE Connectivity Ltd.	9,069	868,629
Test Research, Inc. (Taiwan)	13,000	20,540
Topoint Technology Co. Ltd. (Taiwan)	18,900	11,851
Trimble, Inc.*	7,062	318,567
Tripod Technology Corp. (Taiwan)	19,000	67,522
Tunghsu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	14,400	6,289
TXC Corp. (Taiwan)	17,000	19,074
Venture Corp. Ltd. (Singapore)	3,700	44,574
Wah Lee Industrial Corp. (Taiwan)	21,000	36,624
WPG Holdings Ltd. (Taiwan)	45,360	58,928
WT Microelectronics Co. Ltd. (Taiwan)	12,484	16,080
Zebra Technologies Corp. (Class A Stock)*	11,040	2,312,770
Zenitron Corp. (Taiwan)	17,000	12,741

		26,420,900

Energy Equipment & Services — 0.1%
Apergy Corp.*	8,928	299,445
Cactus, Inc. (Class A Stock)*	4,452	147,450
China Oilfield Services Ltd. (China) (Class H Stock)	56,000	55,539
Modec, Inc. (Japan)	1,700	48,192
Schlumberger Ltd.	27,251	1,082,955
TechnipFMC PLC (United Kingdom)	61,250	1,588,825
Tenaris SA (Luxembourg)	4,825	63,258
TGS NOPEC Geophysical Co. ASA (Norway)	14,642	412,408
TMK PJSC (Russia), GDR	5,391	20,417

		3,718,489

Entertainment — 0.5%
Activision Blizzard, Inc.	12,982	612,750
Alibaba Pictures Group Ltd. (Hong Kong)*	300,000	64,676
Capcom Co. Ltd. (Japan)	18,900	379,310
Changyou.com Ltd. (China), ADR	2,300	22,103
Cinemark Holdings, Inc.(a)	10,966	395,873
CTS Eventim AG & Co. KGaA (Germany)	5,544	258,296
Daiichikosho Co. Ltd. (Japan)	5,000	232,767

COMMON STOCKS
(continued)	Shares	Value
Entertainment (continued)
DeNA Co. Ltd. (Japan)	73,100	$1,401,941
Electronic Arts, Inc.*	3,885	393,395
IMAX China Holding, Inc. (Hong Kong), 144A	6,300	15,475
Konami Holdings Corp. (Japan)	28,000	1,313,915
Live Nation Entertainment, Inc.*	9,392	622,220
Major Cineplex Group PCL (Thailand)	21,900	20,904
NetDragon Websoft Holdings Ltd. (Hong Kong)	10,000	24,718
NetEase, Inc. (China), ADR	1,400	358,078
Netflix, Inc.*	5,254	1,929,899
Square Enix Holdings Co. Ltd. (Japan)	1,400	44,780
Take-Two Interactive Software, Inc.*(a)	1,647	186,984
Toei Co. Ltd. (Japan)	1,000	139,123
Toho Co. Ltd. (Japan)	2,100	89,407
Viacom, Inc. (Class B Stock)	14,396	430,009
Vivendi SA (France)	7,568	208,206
Walt Disney Co. (The)	28,530	3,983,929
World Wrestling Entertainment, Inc. (Class A Stock)	1,501	108,387

		13,237,145

Equity Real Estate Investment Trusts (REITs) — 3.0%
Activia Properties, Inc. (Japan)	166	722,229
Advance Residence Investment Corp. (Japan)	21	62,461
Alexandria Real Estate Equities, Inc.	9,079	1,280,956
Allied Properties Real Estate Investment Trust (Canada)	11,226	406,075
alstria office REIT-AG (Germany)	48,201	781,042
American Homes 4 Rent (Class A)	86,853	2,111,396
American Tower Corp.	20,596	4,210,852
Arrowhead Properties Ltd. (South Africa)	87,562	21,683
Ascendas Real Estate Investment Trust (Singapore)	66,700	153,746
Attacq Ltd. (South Africa)	24,578	22,865
AvalonBay Communities, Inc.	10,418	2,116,729
Big Yellow Group PLC (United Kingdom)	48,030	604,293
Boston Properties, Inc.	8,591	1,108,239
Brookfield Property REIT, Inc. (Class A Stock)	2,568	48,510
Cache Logistics Trust (Singapore)	117,800	68,779
Camden Property Trust	48,661	5,079,722
Canadian Apartment Properties REIT (Canada)	10,206	376,895
CapitaLand Commercial Trust (Singapore)	61,100	97,973
CapitaLand Mall Trust (Singapore)	54,100	105,172
Centuria Industrial REIT (Australia)	162,004	348,029

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Champion REIT (Hong Kong)	35,000	$29,178
Charter Hall Group (Australia)	32,341	245,948
Charter Hall Long Wale REIT (Australia)	2,936	10,322
Chesapeake Lodging Trust	19,997	568,315
Choice Properties Real Estate Investment Trust (Canada)	2,238	23,379
Cofinimmo SA (Belgium)	570	74,047
Columbia Property Trust, Inc.	11,313	234,632
Concentradora Fibra Danhos SA de CV (Mexico)	28,100	37,479
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	28,200	12,077
Covivio (France)	78	8,167
CPN Retail Growth Leasehold REIT (Thailand)	55,600	55,254
Cromwell Property Group (Australia)	338,622	274,644
Crown Castle International Corp.	7,342	957,030
CyrusOne, Inc.	21,353	1,232,495
Daiwa House REIT Investment Corp. (Japan)	261	630,111
Daiwa Office Investment Corp. (Japan)	46	329,978
Delta Property Fund Ltd. (South Africa)	2,645	377
Dexus (Australia)	9,867	90,041
Digital Realty Trust, Inc.(a)	2,551	300,482
Douglas Emmett, Inc.	9,424	375,452
Duke Realty Corp.	71,616	2,263,782
Emira Property Fund Ltd. (South Africa)	35,094	34,418
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	123,350	24,102
Empire State Realty Trust, Inc. (Class A Stock)	22,981	340,349
Equinix, Inc.	572	288,454
Equity LifeStyle Properties, Inc.	18,139	2,200,986
Equity Residential	24,882	1,889,041
Essex Property Trust, Inc.	4,032	1,177,062
Extra Space Storage, Inc.(a)	8,512	903,123
Federal Realty Investment Trust	11,294	1,454,215
Fibra Uno Administracion SA de CV (Mexico)	97,300	129,066
Fortress REIT Ltd. (South Africa) (Class A Stock)	35,804	54,250
Fortress REIT Ltd. (South Africa) (Class B Stock)	37,682	32,344
Frontier Real Estate Investment Corp. (Japan)	12	51,221
GDI Property Group (Australia)	283,682	275,881
Gecina SA (France)	5,976	894,869
GLP J-REIT (Japan)	757	862,237
Goodman Group (Australia)	69,306	731,866
Goodman Property Trust (New Zealand)	23,452	30,463
GPT Group (The) (Australia)	236,506	1,021,100

COMMON STOCKS
(continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Great Portland Estates PLC (United Kingdom)	36,164	$314,048
Green REIT PLC (Ireland)	420,424	865,935
Growthpoint Properties Ltd. (South Africa)	87,367	150,729
H&R Real Estate Investment Trust (Canada)	2,800	48,835
Hamborner REIT AG (Germany)	766	7,860
Hammerson PLC (United Kingdom)	45,175	158,938
Hansteen Holdings PLC (United Kingdom)	162,183	199,598
HCP, Inc.	50,259	1,607,283
Healthcare Realty Trust, Inc.	39,101	1,224,643
Heiwa Real Estate REIT, Inc. (Japan)	123	144,342
Host Hotels & Resorts, Inc.	12,481	227,404
Hudson Pacific Properties, Inc.	23,874	794,288
Hyprop Investments Ltd. (South Africa)	9,264	45,910
Ichigo Office REIT Investment (Japan)	254	241,058
IMPACT Growth Real Estate Investment Trust (Thailand)	50,200	43,378
Invincible Investment Corp. (Japan)	1,649	854,293
Invitation Homes, Inc.	40,839	1,091,627
Iron Mountain, Inc.	1,698	53,147
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	1	—
Japan Excellent, Inc. (Japan)	79	115,968
Japan Hotel REIT Investment Corp. (Japan)	67	53,943
Japan Logistics Fund, Inc. (Japan)	94	215,202
Japan Prime Realty Investment Corp. (Japan)	15	65,063
Japan Real Estate Investment Corp. (Japan)	17	103,482
Japan Rental Housing Investments, Inc. (Japan)	781	607,231
Japan Retail Fund Investment Corp. (Japan)	42	84,941
Kilroy Realty Corp.	7,161	528,553
Kimco Realty Corp.	10,015	185,077
Klepierre SA (France)	15,382	515,893
Lamar Advertising Co. (Class A)(a)	8,128	656,011
Land Securities Group PLC (United Kingdom)	9,852	104,304
Lar Espana Real Estate Socimi SA (Spain)	12,942	100,654
LaSalle Logiport REIT (Japan)	110	130,184
Life Storage, Inc.	5,324	506,206
Link REIT (Hong Kong)	67,000	823,775
Macerich Co. (The)(a)	1,409	47,187
Macquarie Mexico Real Estate Management SA de CV (Mexico)	34,300	39,136

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mapletree Industrial Trust (Singapore)	197,600	$327,289
MCUBS MidCity Investment Corp. (Japan)	72	67,782
Merlin Properties Socimi SA (Spain)	118,594	1,646,378
Mid-America Apartment Communities, Inc.	6,263	737,531
Mirai Corp. (Japan)	189	91,572
Mirvac Group (Australia)	193,113	424,330
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	43	111,696
Mitsui Fudosan Logistics Park, Inc. (Japan)	173	587,234
Mori Trust Sogo REIT, Inc. (Japan)	27	43,868
Nippon Accommodations Fund, Inc. (Japan)	16	89,686
Nippon Building Fund, Inc. (Japan)	15	102,742
Nomura Real Estate Master Fund, Inc. (Japan)	66	101,435
NSI NV (Netherlands)	484	20,490
Octodec Investments Ltd. (South Africa)	15,967	20,876
One REIT, Inc. (Japan)	12	31,995
Orix JREIT, Inc. (Japan)	52	94,870
Pebblebrook Hotel Trust	23,731	668,740
PLA Administradora Industrial S de RL de CV (Mexico)	23,400	36,684
Premier Investment Corp. (Japan)	245	322,752
Prologis Property Mexico SA de CV (Mexico)	19,100	39,775
Prologis, Inc.(a)	52,493	4,204,689
PS Business Parks, Inc.	1,827	307,904
Public Storage	5,340	1,271,828
Realty Income Corp.	11,740	809,708
Rebosis Property Fund Ltd. (South Africa)	42,558	1,917
Redefine Properties Ltd. (South Africa)	159,106	102,195
Regency Centers Corp.	2,860	190,876
Resilient REIT Ltd. (South Africa)	9,136	40,064
RioCan Real Estate Investment Trust (Canada)	2,800	55,570
RLJ Lodging Trust	57,180	1,014,373
Ryman Hospitality Properties, Inc.	4,510	365,716
SA Corporate Real Estate Ltd. (South Africa)	122,015	26,909
Safestore Holdings PLC (United Kingdom)	49,379	384,613
Samui Airport Property Fund Leasehold (Thailand)	27,900	21,471
Sankei Real Estate, Inc. (Japan)*	162	178,656
Scentre Group (Australia)	158,876	428,016

COMMON STOCKS
(continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Schroder Real Estate Investment Trust Ltd. (United Kingdom)	22,832	$15,961
Sekisui House REIT, Inc. (Japan)	201	150,252
Simon Property Group, Inc.	15,555	2,485,067
SITE Centers Corp.	51,672	684,137
SL Green Realty Corp.	8,012	643,924
SmartCentres Real Estate Investment Trust (Canada)	1,400	35,504
STAG Industrial, Inc.	14,115	426,838
Stockland (Australia)	41,157	120,545
STORE Capital Corp.	80,453	2,670,235
Summit Industrial Income REIT (Canada)	42,943	422,363
Sun Communities, Inc.	30,229	3,875,056
Sunlight Real Estate Investment Trust (Hong Kong)	42,000	32,244
Suntec Real Estate Investment Trust (Singapore)	77,600	111,248
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand)	59,100	43,728
Tritax Big Box REIT PLC (United Kingdom)	433,567	850,126
Tritax EuroBox PLC (United Kingdom)	455,096	553,975
UDR, Inc.	1,787	80,218
Unibail-Rodamco-Westfield (France)	2,020	302,789
UNITE Group PLC (The) (United Kingdom)	55,242	683,526
United Urban Investment Corp. (Japan)	34	57,018
Urban Edge Properties	21,902	379,562
Ventas, Inc.	24,962	1,706,153
VEREIT, Inc.	23,260	209,573
Vicinity Centres (Australia)	74,831	128,824
Vornado Realty Trust	2,369	151,853
Vukile Property Fund Ltd. (South Africa)	23,927	32,653
Warehouses De Pauw CVA (Belgium)	353	59,429
Welltower, Inc.	6,065	494,479
Weyerhaeuser Co.	11,480	302,383
WP Carey, Inc.	3,649	296,226

		85,810,128

Food & Staples Retailing — 0.7%
Aeon Co. Ltd. (Japan)	7,800	134,198
Al Meera Consumer Goods Co. QSC (Qatar)	4,470	17,758
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	83,300	5,242,070
Arcs Co. Ltd. (Japan)	2,500	49,952
Axfood AB (Sweden)	1,627	32,185
Berli Jucker PCL (Thailand)	42,700	70,383
Bid Corp. Ltd. (South Africa)	4,986	108,502
BIM Birlesik Magazalar A/S (Turkey)	1,770	24,338
Casey’s General Stores, Inc.	437	68,168

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Food & Staples Retailing (continued)
Clicks Group Ltd. (South Africa)	2,309	$33,702
Coles Group Ltd. (Australia)*	7,477	69,795
Colruyt SA (Belgium)	481	27,868
Cosco Capital, Inc. (Philippines)	313,400	42,148
Cosmos Pharmaceutical Corp. (Japan)	100	16,997
Costco Wholesale Corp.	5,563	1,470,078
CP ALL PCL (Thailand)	46,200	129,675
Dino Polska SA (Poland), 144A*	684	24,000
E-MART, Inc. (South Korea)	663	80,437
Empire Co. Ltd. (Canada) (Class A Stock)	2,700	67,997
FamilyMart UNY Holdings Co. Ltd. (Japan)	2,384	56,947
George Weston Ltd. (Canada)	817	61,995
Grocery Outlet Holding Corp.*	3,415	112,285
ICA Gruppen AB (Sweden)	1,093	46,952
InRetail Peru Corp. (Peru), 144A	2,042	79,679
J Sainsbury PLC (United Kingdom)	54,028	134,414
Jeronimo Martins SGPS SA (Portugal)	2,459	39,603
Kesko OYJ (Finland) (Class B Stock)	1,489	82,753
Koninklijke Ahold Delhaize NV (Netherlands)	18,222	409,576
Kroger Co. (The)	152,416	3,308,951
Lawson, Inc. (Japan)	600	28,677
Loblaw Cos. Ltd. (Canada)	2,295	117,506
Magnit PJSC (Russia), GDR	14,470	211,269
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,900	143,513
Metro, Inc. (Canada)	3,100	116,325
Nihon Chouzai Co. Ltd. (Japan)	3,600	111,404
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	13,182
Pick’n Pay Stores Ltd. (South Africa)	4,850	23,740
President Chain Store Corp. (Taiwan)	8,000	77,430
Puregold Price Club, Inc. (Philippines)	27,400	24,067
Raia Drogasil SA (Brazil)	1,700	33,952
Robinsons Retail Holdings, Inc. (Philippines)	13,970	20,193
Seven & i Holdings Co. Ltd. (Japan)	9,900	335,293
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)	12,900	12,890
Shoprite Holdings Ltd. (South Africa)	5,641	63,169
SPAR Group Ltd. (The) (South Africa)	2,487	33,004
Springland International Holdings Ltd. (China)	128,000	25,120
Sugi Holdings Co. Ltd. (Japan)	500	23,668
Sun Art Retail Group Ltd. (Hong Kong)	51,500	48,877
Sundrug Co. Ltd. (Japan)	1,000	27,089

COMMON STOCKS
(continued)	Shares	Value
Food & Staples Retailing (continued)
Sysco Corp.	5,858	$414,278
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	7,284
Taiwan TEA Corp. (Taiwan)	70,000	36,411
Tesco PLC (United Kingdom)	97,920	281,797
Tsuruha Holdings, Inc. (Japan)	200	18,522
US Foods Holding Corp.*	9,095	325,237
Walgreens Boots Alliance, Inc.	26,300	1,437,821
Wal-Mart de Mexico SAB de CV (Mexico)	46,400	126,650
Walmart, Inc.	29,740	3,285,973
Wm Morrison Supermarkets PLC (United Kingdom)	48,412	123,825
Woolworths Group Ltd. (Australia)	7,279	169,713
X5 Retail Group NV (Russia), GDR	3,070	105,515

		19,866,800

Food Products — 1.0%
AAK AB (Sweden)	6,165	116,868
AGV Products Corp. (Taiwan)*	65,185	14,983
Ajinomoto Co., Inc. (Japan)	8,800	152,254
Archer-Daniels-Midland Co.	24,491	999,233
Asian Citrus Holdings Ltd. (China)^*	287,000	4
Associated British Foods PLC (United Kingdom)	4,524	141,618
Astral Foods Ltd. (South Africa)	1,076	11,851
Austevoll Seafood ASA (Norway)	11,169	117,309
AVI Ltd. (South Africa)	4,245	27,557
Bakkafrost P/F (Faroe Islands)	2,486	138,761
BrasilAgro—Co. Brasileira de Propriedades Agricolas (Brazil)	2,900	12,590
BRF SA (Brazil)*	9,200	70,295
Bumitama Agri Ltd. (Indonesia)	56,500	26,315
Bunge Ltd.	6,995	389,691
Calbee, Inc. (Japan)	1,000	26,933
Campbell Soup Co.	3,993	160,000
Century Pacific Food, Inc. (Philippines)	53,650	15,755
Charoen Pokphand Enterprise (Taiwan)	5,480	12,235
Charoen Pokphand Foods PCL (Thailand)	151,200	139,371
Charoen Pokphand Indonesia Tbk PT (Indonesia)	62,000	20,775
China Agri-Industries Holdings Ltd. (China)	175,000	56,284
China Fishery Group Ltd. (Hong Kong)^*	89,500	—
China Greenfresh Group Co. Ltd. (China)*	84,000	8,558
China Huishan Dairy Holdings Co. Ltd. (China)^*	209,000	—
China Mengniu Dairy Co. Ltd. (China)*	58,000	224,992
China Modern Dairy Holdings Ltd. (China)*	265,000	39,314

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Food Products (continued)
China Shengmu Organic Milk Ltd. (China), 144A*	451,000	$17,045
China Yurun Food Group Ltd. (China)*	165,000	20,301
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	1	81,237
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	10	72,689
CJ CheilJedang Corp. (South Korea)	196	50,416
Clover Industries Ltd. (South Africa)	1,438	2,069
COFCO Meat Holdings Ltd. (China)*	52,000	17,352
Conagra Brands, Inc.	11,044	292,887
CP Pokphand Co. Ltd. (Hong Kong)	572,000	49,016
Dali Foods Group Co. Ltd. (China), 144A	44,500	29,675
Danone SA (France)	5,212	441,507
Eagle High Plantations Tbk PT (Indonesia)*	497,800	5,726
Fuji Oil Holdings, Inc. (Japan)	4,800	145,073
General Mills, Inc.	13,271	696,993
GFPT PCL (Thailand)	37,300	20,591
Great Wall Enterprise Co. Ltd. (Taiwan)	20,723	26,701
Grieg Seafood ASA (Norway)	47,382	657,974
Gruma SAB de CV (Mexico) (Class B Stock)	2,750	25,868
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	23,900	49,820
Grupo Herdez SAB de CV (Mexico)	7,000	14,997
Grupo Nutresa SA (Colombia)	11,551	89,935
Health & Happiness H&H International Holdings Ltd. (China)	4,000	22,703
Hershey Co. (The)	1,449	194,209
Hormel Foods Corp.(a)	5,466	221,592
House Foods Group, Inc. (Japan)	1,000	37,512
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	24,000	17,272
Indofood Sukses Makmur Tbk PT (Indonesia)	88,800	44,199
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	5,900	24,650
Inghams Group Ltd. (Australia)	44,502	125,647
Ingredion, Inc.	2,213	182,550
J&J Snack Foods Corp.	523	84,177
J.M. Smucker Co. (The)	4,924	567,196
Japfa Comfeed Indonesia Tbk PT (Indonesia)	111,100	12,208
Japfa Ltd. (Singapore)	109,300	42,879
JBS SA	27,400	150,274
Kagome Co. Ltd. (Japan)	100	2,324
Kellogg Co.	5,076	271,921

COMMON STOCKS
(continued)	Shares	Value
Food Products (continued)
Kerry Group PLC (Ireland) (Class A Stock)	2,209	$263,597
Kewpie Corp. (Japan)	18,300	403,674
Khon Kaen Sugar Industry PCL (Thailand)	201,112	18,897
Kikkoman Corp. (Japan)	1,100	47,909
Kraft Heinz Co. (The)	38,348	1,190,322
Lamb Weston Holdings, Inc.	3,296	208,835
Leroy Seafood Group ASA (Norway)	52,453	348,233
Lien Hwa Industrial Corp. (Taiwan)	24,297	29,272
M Dias Branco SA (Brazil)	2,000	20,308
Marfrig Global Foods SA (Brazil)*	7,200	11,831
McCormick & Co., Inc.(a)	2,019	312,965
Megmilk Snow Brand Co. Ltd. (Japan)	2,300	50,471
MEIJI Holdings Co. Ltd. (Japan)	1,500	107,292
Mondelez International, Inc. (Class A Stock)	55,243	2,977,598
Morinaga & Co. Ltd. (Japan)	5,700	277,403
Mowi ASA (Norway)	9,207	215,363
Namchow Holdings Co. Ltd. (Taiwan)	7,000	12,542
Nestle SA (Switzerland)	27,350	2,831,018
NH Foods Ltd. (Japan)	2,200	94,119
Nichirei Corp. (Japan)	1,700	40,240
Nippon Flour Mills Co. Ltd. (Japan)	7,400	118,391
Nippon Indosari Corpindo Tbk PT (Indonesia)	33,000	2,991
Nisshin Oillio Group Ltd. (The) (Japan)	4,400	123,105
Nisshin Seifun Group, Inc. (Japan)	2,520	57,503
Nissin Foods Holdings Co. Ltd. (Japan)	900	57,978
Nomad Foods Ltd. (United Kingdom)*	14,194	303,184
NongShim Co. Ltd. (South Korea)	151	33,223
Oceana Group Ltd. (South Africa)	1,382	6,752
Orion Corp. (South Korea)	348	27,858
Orkla ASA (Norway)	222,794	1,977,551
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	197,300	15,674
Pioneer Foods Group Ltd. (South Africa)	3,614	17,756
Post Holdings, Inc.*	5,594	581,608
Prima Meat Packers Ltd. (Japan)	1,400	26,674
Ros Agro PLC (Russia), GDR	3,071	36,351
Salim Ivomas Pratama Tbk PT (Indonesia)	352,800	8,756
Salmar ASA (Norway)	62,188	2,705,712
Sao Martinho SA (Brazil)	4,000	20,990
Saputo, Inc. (Canada)	1,600	47,894

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Food Products (continued)
Sawit Sumbermas Sarana Tbk PT (Indonesia)*	64,400	$4,611
SLC Agricola SA (Brazil)	3,200	14,725
Standard Foods Corp. (Taiwan)	15,850	31,022
Starzen Co. Ltd. (Japan)	800	31,036
Taisun Enterprise Co. Ltd. (Taiwan)	31,000	19,685
Taiyen Biotech Co. Ltd. (Taiwan)	13,000	14,194
Tassal Group Ltd. (Australia)	14,041	48,297
Tehmag Foods Corp. (Taiwan)	2,200	15,652
Tenwow International Holdings Ltd. (China)^*	119,000	2,905
Thai Union Group PCL (Thailand)	64,100	38,278
Thai Vegetable Oil PCL (Thailand)	23,700	21,682
Thai Wah PCL (Thailand)	59,800	14,730
Tiger Brands Ltd. (South Africa)	4,366	69,275
Tingyi Cayman Islands Holding Corp. (China)	46,000	76,863
Tongaat Hulett Ltd. (South Africa)^	8,260	7,778
Toyo Suisan Kaisha Ltd. (Japan)	1,600	65,955
Ttet Union Corp. (Taiwan)	5,000	20,853
Tyson Foods, Inc. (Class A Stock)	16,479	1,330,514
Ulker Biskuvi Sanayi A/S (Turkey)*	4,389	14,758
Uni-President China Holdings Ltd. (China)	42,000	46,813
Uni-President Enterprises Corp. (Taiwan)	112,708	300,100
Universal Robina Corp. (Philippines)	11,450	37,113
Viscofan SA (Spain)	1,771	92,913
Want Want China Holdings Ltd. (China)	114,000	92,736
Wei Chuan Foods Corp. (Taiwan)*	13,000	13,757
WH Group Ltd. (Hong Kong), 144A	430,000	436,979
Wilmar International Ltd. (Singapore)	79,400	217,087
Yakult Honsha Co. Ltd. (Japan)	1,100	64,669
Yamazaki Baking Co. Ltd. (Japan)	3,200	48,416
Yashili International Holdings Ltd. (China)	109,000	15,926
Yihai International Holding Ltd. (China)*	4,000	20,840
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	26,000	14,050

		26,608,783

Gas Utilities — 0.1%
AltaGas Ltd. (Canada)	3,000	45,382
APA Group (Australia)	6,648	50,377
Ascopiave SpA (Italy)	32,309	139,168
Atmos Energy Corp.	4,251	448,736

COMMON STOCKS
(continued)	Shares	Value
Gas Utilities (continued)
Beijing Enterprises Holdings Ltd. (China)	32,000	$162,667
China Gas Holdings Ltd. (Hong Kong)	52,800	196,318
China Oil & Gas Group Ltd. (China)*	458,000	22,560
China Resources Gas Group Ltd. (China)	22,000	109,108
China Tian Lun Gas Holdings Ltd. (China)	19,500	22,430
Hong Kong & China Gas Co. Ltd. (Hong Kong)	65,107	144,363
Infraestructura Energetica Nova SAB de CV (Mexico)	15,400	60,601
Italgas SpA (Italy)	46,319	311,049
K&O Energy Group, Inc. (Japan)	700	9,734
Korea Gas Corp. (South Korea)	1,288	47,064
Naturgy Energy Group SA (Spain)	3,072	84,589
Osaka Gas Co. Ltd. (Japan)	7,100	123,928
Shizuoka Gas Co. Ltd. (Japan)	16,400	125,170
Toho Gas Co. Ltd. (Japan)	1,400	51,564
Tokyo Gas Co. Ltd. (Japan)	5,800	136,661
Towngas China Co. Ltd. (China)*	666,000	480,298

		2,771,767

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	16,976	1,427,682
Alcon, Inc. (Switzerland)*	5,519	341,735
Align Technology, Inc.*	18,435	5,045,659
Arjo AB (Sweden) (Class B Stock)	20,996	94,912
Avanos Medical, Inc.*	4,784	208,630
Baxter International, Inc.	6,093	499,017
Becton, Dickinson & Co.	3,637	916,560
Bioteque Corp. (Taiwan)	1,000	3,906
Boston Scientific Corp.*	11,696	502,694
Cochlear Ltd. (Australia)	289	42,030
Coloplast A/S (Denmark) (Class B Stock)	433	48,915
CONMED Corp.	2,661	227,702
Cooper Cos., Inc. (The)	1,235	416,059
Danaher Corp.	7,135	1,019,734
Demant A/S (Denmark)*	1,107	34,417
DENTSPLY SIRONA, Inc.	5,235	305,515
DiaSorin SpA (Italy)	7,227	840,422
Edwards Lifesciences Corp.*	1,400	258,636
Elekta AB (Sweden) (Class B Stock)	2,670	38,800
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,796	28,995
Getinge AB (Sweden) (Class B Stock)	2,624	41,346
Ginko International Co. Ltd. (Taiwan)	3,000	18,878
GN Store Nord A/S (Denmark)	26,605	1,242,755
Hill-Rom Holdings, Inc.	3,891	407,076
Hogy Medical Co. Ltd. (Japan)	2,900	85,665
Hologic, Inc.*	3,284	157,698

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Hoya Corp. (Japan)	2,200	$169,117
Integra LifeSciences Holdings Corp.*	4,494	250,990
Koninklijke Philips NV (Netherlands)	6,580	286,228
Medtronic PLC	24,430	2,379,238
Microport Scientific Corp. (China)	17,000	12,648
Nipro Corp. (Japan)	12,400	137,809
Olympus Corp. (Japan)	8,200	91,319
Pacific Hospital Supply Co. Ltd. (Taiwan)	1,000	2,488
Paramount Bed Holdings Co. Ltd. (Japan)	500	19,044
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)^*	6,000	—
PW Medtech Group Ltd. (China)*	108,000	13,729
ResMed, Inc.	1,176	143,507
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	76,000	69,065
Smith & Nephew PLC (United Kingdom)	7,964	172,465
Sonova Holding AG (Switzerland)	21,232	4,828,795
St. Shine Optical Co. Ltd. (Taiwan)	1,000	17,780
STERIS PLC	2,341	348,528
Stryker Corp.	3,224	662,790
Sysmex Corp. (Japan)	800	52,319
TaiDoc Technology Corp. (Taiwan)	1,153	5,310
Terumo Corp. (Japan)	3,600	107,617
Varian Medical Systems, Inc.*	756	102,914
West Pharmaceutical Services, Inc.	2,001	250,425
Wright Medical Group NV*	7,180	214,108
Zimmer Biomet Holdings, Inc.	3,713	437,169

		25,030,840

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*	3,952	138,122
Alfresa Holdings Corp. (Japan)	2,500	61,843
Alliar Medicos A Frente SA (Brazil)	3,200	11,933
AmerisourceBergen Corp.	2,972	253,393
Anthem, Inc.	24,544	6,926,562
Bangkok Chain Hospital PCL (Thailand)	31,300	16,947
Bangkok Dusit Medical Services PCL (Thailand)	56,800	48,203
Bumrungrad Hospital PCL (Thailand)	4,600	25,356
Cardinal Health, Inc.	6,803	320,421
Centene Corp.*	5,859	307,246
Chartwell Retirement Residences (Canada), UTS	47,424	551,177
CHC Healthcare Group (Taiwan)	11,000	14,921
China National Accord Medicines Corp. Ltd. (China) (Class B Stock)	8,600	30,264

COMMON STOCKS
(continued)	Shares	Value
Health Care Providers & Services (continued)
China Resources Medical Holdings Co. Ltd. (China)	23,500	$17,196
Chularat Hospital PCL (Thailand)	237,900	17,532
Cigna Corp.	17,661	2,782,491
CVS Health Corp.	31,810	1,733,327
DaVita, Inc.*	2,937	165,236
Encompass Health Corp.	10,744	680,740
Excelsior Medical Co. Ltd. (Taiwan)	11,000	18,286
Fleury SA (Brazil)	2,400	13,494
Fresenius Medical Care AG & Co. KGaA (Germany)	2,092	164,527
Fresenius SE & Co. KGaA (Germany)	4,182	226,990
Galenica AG (Switzerland), 144A*	1,001	50,308
Genertec Universal Medical Group Co. Ltd. (China), 144A	38,000	30,391
Golden Meditech Holdings Ltd. (Hong Kong)*	328,686	43,609
Harmonicare Medical Holdings Ltd. (China), 144A^*	20,000	5,261
HCA Healthcare, Inc.	27,699	3,744,074
Henry Schein, Inc.*(a)	2,929	204,737
Humana, Inc.	2,097	556,334
Laboratory Corp. of America Holdings*	2,115	365,684
Life Healthcare Group Holdings Ltd. (South Africa)	20,319	32,372
McKesson Corp.	42,863	5,760,359
Mediclinic International PLC (Switzerland)	14,881	57,505
Medipal Holdings Corp. (Japan)	2,900	64,099
MEDNAX, Inc.*	3,836	96,782
Mitra Keluarga Karyasehat Tbk PT (Indonesia)*	40,400	5,428
Molina Healthcare, Inc.*	2,422	346,685
Netcare Ltd. (South Africa)	21,639	27,608
Odontoprev SA (Brazil)	3,500	16,643
Qualicorp Consultoria e Corretora de Seguros SA (Brazil)	6,000	36,204
Quest Diagnostics, Inc.	2,723	277,229
Ramsay Health Care Ltd. (Australia)	732	37,122
Ryman Healthcare Ltd. (New Zealand)	4,725	37,391
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	30,700	60,546
Ship Healthcare Holdings, Inc. (Japan)	2,700	116,762
Siloam International Hospitals Tbk PT (Indonesia)*	6,200	2,064
Sinopharm Group Co. Ltd. (China) (Class H Stock)	87,600	308,886
Sonic Healthcare Ltd. (Australia)	2,813	53,422
Suzuken Co. Ltd. (Japan)	1,050	61,700

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Health Care Providers & Services (continued)
Thai Nakarin Hospital PCL (Thailand)	16,900	$20,100
Toho Holdings Co. Ltd. (Japan)	4,600	103,233
UnitedHealth Group, Inc.	12,769	3,115,764
Universal Health Services, Inc. (Class B Stock)	9,632	1,255,917
Vibhavadi Medical Center PCL (Thailand)	236,500	13,281
WellCare Health Plans, Inc.*	598	170,472

		31,604,179

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	20,499	238,403
Cerner Corp.	4,219	309,253
CompuGroup Medical SE (Germany)	7,593	613,309
EMIS Group PLC (United Kingdom)	5,461	84,106
HMS Holdings Corp.*	4,723	152,978
NNIT A/S (Denmark), 144A	1,725	33,218
Pro Medicus Ltd. (Australia)	1,425	25,430
Veeva Systems, Inc. (Class A Stock)*	11,005	1,784,020

		3,240,717

Hotels, Restaurants & Leisure — 1.1%
500.com Ltd. (China), ADR*	1,200	12,756
Ajisen China Holdings Ltd. (Hong Kong)	60,000	24,470
AmRest Holdings SE (Spain)*	2,421	23,525
Aramark	19,842	715,503
Aristocrat Leisure Ltd. (Australia)	3,945	85,032
Boyd Gaming Corp.	6,397	172,335
Cafe de Coral Holdings Ltd. (Hong Kong)	10,000	29,774
Carnival Corp.	112,702	5,246,278
Carnival PLC, ADR	6,574	297,605
Central Plaza Hotel PCL (Thailand)	19,200	22,246
China Travel International Investment Hong Kong Ltd. (China)	170,000	35,265
Chipotle Mexican Grill, Inc.*	6,867	5,032,687
Compass Group PLC (United Kingdom)	13,774	330,263
CVC Brasil Operadora e Agencia de
Viagens SA (Brazil)	1,500	19,582
Dalata Hotel Group PLC (Ireland)	43,163	231,020
Darden Restaurants, Inc.	2,065	251,372
Dine Brands Global, Inc.	1,540	147,024
Domino’s Pizza, Inc.	111	30,889
Dunkin’ Brands Group, Inc.	1,937	154,301
EI Group PLC (United Kingdom)*	13,465	33,666
Eldorado Resorts, Inc.*	5,787	266,607
Erawan Group PCL (The) (Thailand)	79,200	16,283

COMMON STOCKS
(continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Fairwood Holdings Ltd. (Hong Kong)	4,500	$15,496
Famous Brands Ltd. (South Africa)*	827	5,037
Formosa International Hotels Corp. (Taiwan)	4,000	24,348
Gourmet Master Co. Ltd. (Taiwan)	3,825	21,385
Greggs PLC (United Kingdom)	9,348	273,502
Haichang Ocean Park Holdings Ltd. (China), 144A*	124,000	20,512
Hilton Worldwide Holdings, Inc.	15,434	1,508,519
HIS Co. Ltd. (Japan)	2,000	49,814
Holiday Entertainment Co. Ltd. (Taiwan)	6,000	12,849
Hoteles City Express SAB de CV (Mexico)*	19,900	21,773
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	11,800	12,484
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)*	150,000	3,018
Hyatt Hotels Corp. (Class A Stock)	2,159	164,365
Imperial Pacific International Holdings Ltd. (Hong Kong)*	1,860,000	49,259
International Game Technology PLC	1,735	22,503
International Meal Co. Alimentacao SA (Brazil)	6,100	12,724
Jollibee Foods Corp. (Philippines)	4,520	24,874
Kangwon Land, Inc. (South Korea)	2,772	72,567
Koshidaka Holdings Co. Ltd. (Japan)	4,700	66,183
Las Vegas Sands Corp.	83,369	4,926,274
Lion Travel Service Co. Ltd. (Taiwan)	1,000	2,757
Marriott International, Inc. (Class A Stock)	4,278	600,161
McDonald’s Corp.	4,930	1,023,764
Melco International Development Ltd. (Hong Kong)	42,000	93,351
MK Restaurants Group PCL (Thailand)	8,500	20,452
NET Holding A/S (Turkey)*	2,649	755
Ohsho Food Service Corp. (Japan)	200	11,732
OPAP SA (Greece)	3,235	36,208
Oriental Land Co. Ltd. (Japan)	1,000	124,031
Pandox AB (Sweden)	530	9,760
Pepper Food Service Co. Ltd. (Japan)(a)	500	8,128
Renaissance, Inc. (Japan)	1,900	31,051
Resorttrust, Inc. (Japan)	1,800	27,601
Restaurant Brands International, Inc. (Canada)	1,800	125,177

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Round One Corp. (Japan)	11,800	$149,822
Shanghai Jinjiang International Hotels Development Co. Ltd. (China)	8,800	17,608
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	6,500	10,880
Sodexo SA (France)	1,242	145,122
SSP Group PLC (United Kingdom)	46,610	406,460
St. Marc Holdings Co. Ltd. (Japan)	900	19,196
Starbucks Corp.	78,981	6,620,977
Stars Group, Inc. (The) (Canada)*	2,900	49,494
Tabcorp Holdings Ltd. (Australia)	23,218	72,505
Tokyo Dome Corp. (Japan)	24,000	227,355
Tokyotokeiba Co. Ltd. (Japan)	2,200	67,803
Travellers International Hotel Group, Inc. (Philippines)	131,000	14,002
Tsogo Sun Holdings Ltd. (South Africa)	22,782	24,568
Tsogo Sun Hotels Ltd. (South Africa)*	22,782	6,987
Tuniu Corp. (China), ADR*	3,400	10,982
Vail Resorts, Inc.	1,276	284,778
Wendy’s Co. (The)	13,971	273,552
Wowprime Corp. (Taiwan)	2,030	5,147
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A*	9,000	13,131
Yomiuri Land Co. Ltd. (Japan)	900	41,513
Yum China Holdings, Inc. (China)	6,400	295,680
Yum! Brands, Inc.	5,233	579,136
Zensho Holdings Co. Ltd. (Japan)	1,400	28,476

		31,966,071

Household Durables — 0.3%
Ability Enterprise Co. Ltd. (Taiwan)	36,994	17,401
AmTRAN Technology Co. Ltd. (Taiwan)*	74,000	26,229
Arcelik A/S (Turkey)*	8,219	27,651
Basso Industry Corp. (Taiwan)	8,600	16,190
Bellway PLC (United Kingdom)	15,147	535,799
Bovis Homes Group PLC (United Kingdom)	3,017	39,616
Breville Group Ltd. (Australia)	16,107	185,105
Consorcio ARA SAB de CV (Mexico)	65,300	14,493
Construtora Tenda SA (Brazil)	3,574	22,217
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	4,300	23,191
D.R. Horton, Inc.	38,265	1,650,369
De’ Longhi SpA (Italy)	4,192	84,823

COMMON STOCKS
(continued)	Shares	Value
Household Durables (continued)
Direcional Engenharia SA (Brazil)	5,400	$15,905
Electrolux AB (Sweden) (Class B Stock)	78,611	2,009,895
ES-Con Japan Ltd. (Japan)	2,300	14,282
Even Construtora e Incorporadora SA (Brazil)*	5,800	12,522
Ez Tec Empreendimentos e Participacoes SA (Brazil)	1,187	7,969
Garmin Ltd.	1,728	137,894
Haier Electronics Group Co. Ltd. (Hong Kong)	35,000	97,237
Husqvarna AB (Sweden) (Class B Stock)	5,276	49,347
Iida Group Holdings Co. Ltd. (Japan)	4,800	77,612
JVC Kenwood Corp. (Japan)	63,200	146,907
Kasen International Holdings Ltd. (China)	45,000	32,935
Kaufman & Broad SA (France)	1,886	72,255
Kinpo Electronics (Taiwan)	121,000	41,984
Konka Group Co. Ltd. (China) (Class B Stock)	46,200	15,132
Lennar Corp. (Class A Stock)	24,499	1,187,222
LG Electronics, Inc. (South Korea)	2,141	147,477
Mohawk Industries, Inc.*	2,522	371,919
MRV Engenharia e Participacoes SA (Brazil)	8,300	42,473
Neinor Homes SA (Spain), 144A*	4,562	55,565
Newell Brands, Inc.	22,772	351,144
Nien Made Enterprise Co. Ltd. (Taiwan)	4,000	30,184
Nikon Corp. (Japan)	6,700	94,977
Nobia AB (Sweden)	7,841	45,722
NVR, Inc.*	58	195,475
Pressance Corp. (Japan)	4,900	67,486
Rinnai Corp. (Japan)	700	44,534
Sampo Corp. (Taiwan)	22,200	13,275
Sekisui Chemical Co. Ltd. (Japan)	6,900	103,794
Sekisui House Ltd. (Japan)	15,000	247,754
Skyworth Digital Holdings Ltd. (Hong Kong)	252,000	67,855
Taiwan Sakura Corp. (Taiwan)	15,800	23,318
Tamron Co. Ltd. (Japan)	400	8,204
TCL Electronics Holdings Ltd. (China)	47,000	22,728
Token Corp. (Japan)	1,400	79,163
TopBuild Corp.*	3,530	292,143
Whirlpool Corp.	2,291	326,147
Woongjin Coway Co. Ltd. (South Korea)	702	47,058
Wuxi Little Swan Co. Ltd. (China)	12,300	86,829
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	14,160

		9,341,566

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Household Products — 0.3%
Church & Dwight Co., Inc.	3,555	$259,728
Clorox Co. (The)(a)	880	134,737
Colgate-Palmolive Co.	11,371	814,960
Essity AB (Sweden) (Class B Stock)	5,635	173,119
Henkel AG & Co. KGaA (Germany)	1,440	132,273
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)*	19,300	35,847
NVC Lighting Holding Ltd. (China)*	523,000	43,386
Pigeon Corp. (Japan)	800	32,218
Procter & Gamble Co. (The)	45,993	5,043,132
Reckitt Benckiser Group PLC (United Kingdom)	6,423	506,847
Unicharm Corp. (Japan)	2,000	60,364
Unilever Indonesia Tbk PT (Indonesia)	1,600	5,099
Vinda International Holdings Ltd. (Hong Kong)	16,000	27,286
WD-40 Co.	664	105,602

		7,374,598

Independent Power & Renewable Electricity Producers — 0.4%
Aboitiz Power Corp. (Philippines)	58,500	39,773
AES Corp.	272,277	4,563,363
AES Gener SA (Chile)	140,748	38,688
AES Tiete Energia SA (Brazil), UTS	3,400	10,554
Beijing Enterprises Clean Energy Group Ltd. (China)*	2,960,000	41,306
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	288,000	49,772
CGN Power Co. Ltd. (China) (Class H Stock), 144A	1,307,000	359,707
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	420,000	44,722
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	393,000	252,346
China Power Clean Energy Development Co. Ltd. (China)	43,500	30,005
China Power International Development Ltd. (China)	397,000	97,136
China Resources Power Holdings Co. Ltd. (China)	108,000	157,598
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	2,582
CK Power PCL (Thailand)	114,400	26,299
Colbun SA (Chile)	264,721	54,692
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	166,000	41,632
Electric Power Development Co. Ltd. (Japan)	4,600	104,653
Electricity Generating PCL (Thailand)	7,900	83,728
Eneva SA (Brazil)*	5,900	37,029

COMMON STOCKS
(continued)	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
Engie Brasil Energia SA (Brazil)	3,125	$35,482
First Gen Corp. (Philippines)	50,600	26,476
Glow Energy PCL (Thailand)	12,200	35,392
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	74,220	24,215
Huadian Energy Co. Ltd. (China) (Class B Stock)*	97,400	16,235
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	304,000	55,663
Huadian Power International Corp. Ltd. (China) (Class H Stock)	100,000	39,573
Huaneng Power International, Inc. (China) (Class H Stock)	162,000	95,487
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	630,000	173,809
NRG Energy, Inc.	131,010	4,601,071
OGK-2 PJSC (Russia)	3,797,000	33,014
Ratch Group PCL (Thailand)	13,900	28,101
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	7,000	4,278
SPCG PCL (Thailand)	48,000	30,382
Taiwan Cogeneration Corp. (Taiwan)	13,000	11,538
Unipro PJSC (Russia)	431,000	17,966
Vistra Energy Corp.	9,327	211,163

		11,475,430

Industrial Conglomerates — 0.5%
3M Co.	8,127	1,408,734
Alarko Holding A/S (Turkey)	1	—
Alliance Global Group, Inc. (Philippines)	180,400	54,403
Allied Electronics Corp. Ltd. (South Africa) (Class A Stock)	8,842	16,706
Bera Holding A/S (Turkey)*	8,486	2,663
Bidvest Group Ltd. (The) (South Africa)	4,374	58,805
Carlisle Cos., Inc.	2,562	359,730
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	266,000	24,201
CITIC Ltd. (China)	562,000	811,019
CJ Corp. (South Korea)	898	78,426
CK Hutchison Holdings Ltd. (Hong Kong)	59,500	585,810
DMCI Holdings, Inc. (Philippines)	151,550	30,460
Dogan Sirketler Grubu Holding A/S (Turkey)	115,851	22,828
Dubai Investments PJSC (United Arab Emirates)	267,637	89,626
Enka Insaat ve Sanayi A/S (Turkey)	34,836	32,910
Far Eastern New Century Corp. (Taiwan)	227,680	245,876
General Electric Co.	318,319	3,342,349

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Industrial Conglomerates (continued)
Honeywell International, Inc.	12,929	$2,257,274
Hosken Consolidated Investments Ltd. (South Africa)	2,305	17,556
Italmobiliare SpA (Italy)	1,841	44,460
Jardine Matheson Holdings Ltd. (Hong Kong)	2,918	183,421
Jardine Strategic Holdings Ltd. (Hong Kong)	2,632	100,340
KAP Industrial Holdings Ltd. (South Africa)	50,850	20,179
KOC Holding A/S (Turkey)	9,627	29,087
LG Corp. (South Korea)	3,542	235,612
Lotte Corp. (South Korea)*	1,696	64,640
LT Group, Inc. (Philippines)	123,200	36,571
Mytilineos Holdings SA (Greece)	5,724	66,153
Nisshinbo Holdings, Inc. (Japan)	1,200	9,187
Nolato AB (Sweden) (Class B Stock)	3,580	218,459
NWS Holdings Ltd. (Hong Kong)	37,000	76,066
Reunert Ltd. (South Africa)	3,396	16,281
Rheinmetall AG (Germany)	4,321	529,486
Roper Technologies, Inc.	1,603	587,115
San Miguel Corp. (Philippines)	12,550	42,918
Shanghai Industrial Holdings Ltd. (China)	41,000	88,972
Siemens AG (Germany)	11,279	1,342,259
SK Holdings Co. Ltd. (South Korea)	634	127,415
SM Investments Corp. (Philippines)	6,060	114,572
Smiths Group PLC (United Kingdom)	4,039	80,361
Toshiba Corp. (Japan)	5,100	158,680

		13,611,610

Insurance — 2.1%
Admiral Group PLC (United Kingdom)	3,787	106,306
Aflac, Inc.	28,201	1,545,697
Ageas (Belgium)	2,091	108,695
AIA Group Ltd. (Hong Kong)	549,600	5,942,826
Allianz SE (Germany)	7,024	1,694,028
Allstate Corp. (The)	48,262	4,907,763
American Financial Group, Inc.	4,588	470,132
American International Group, Inc.	52,997	2,823,680
Aon PLC	3,673	708,816
Arch Capital Group Ltd.*	13,191	489,122
Arthur J Gallagher & Co.	3,495	306,127
ASR Nederland NV (Netherlands)	15,421	627,236
Assicurazioni Generali SpA (Italy)	20,129	378,880
Athene Holding Ltd. (Class A Stock)*	34,713	1,494,742
BB Seguridade Participacoes SA (Brazil)	7,100	60,184
Beazley PLC (United Kingdom)	34,818	244,102

COMMON STOCKS
(continued)	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.*	36,123	$1,325,353
Brown & Brown, Inc.	7,886	264,181
Cathay Financial Holding Co. Ltd. (Taiwan)*	517,000	716,080
China Life Insurance Co. Ltd. (Taiwan)	159,963	128,027
China Life Insurance Co. Ltd. (China) (Class H Stock)	136,000	334,487
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	72,200	282,588
China Reinsurance Group Corp. (China) (Class H Stock)	890,000	158,508
Chubb Ltd.	19,006	2,799,394
Cincinnati Financial Corp.	3,578	370,931
CNO Financial Group, Inc.	1,725	28,773
Coface SA (France)	20,789	209,916
DB Insurance Co. Ltd. (South Korea)	1,427	73,175
Dhipaya Insurance PCL (Thailand)	16,000	12,627
Discovery Ltd. (South Africa)	6,663	70,552
Everest Re Group Ltd.	2,062	509,685
Fairfax Financial Holdings Ltd. (Canada)	400	196,330
Fanhua, Inc. (China), ADR	1,000	33,470
Fidelity National Financial, Inc.	7,750	312,325
Fubon Financial Holding Co. Ltd. (Taiwan)	480,000	708,919
Gjensidige Forsikring ASA (Norway)	1,720	34,620
Great-West Lifeco, Inc. (Canada)	5,300	122,023
Hannover Rueck SE (Germany)	934	151,096
Hanover Insurance Group, Inc. (The)	2,865	367,580
Hanwha Life Insurance Co. Ltd. (South Korea)	23,580	66,853
Harel Insurance Investments & Financial Services Ltd. (Israel)	10,308	77,289
Hartford Financial Services Group, Inc. (The)	14,938	832,345
Helvetia Holding AG (Switzerland)	2,568	322,502
Hiscox Ltd. (United Kingdom)	2,077	44,628
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	2,231	54,870
Insurance Australia Group Ltd. (Australia)	17,313	100,351
Intact Financial Corp. (Canada)	1,300	120,137
Japan Post Holdings Co. Ltd. (Japan)	55,900	633,206
Kemper Corp.	4,005	345,591
Korean Reinsurance Co. (South Korea)	9,051	68,365
Liberty Holdings Ltd. (South Africa)	5,103	38,285
Loews Corp.	15,362	839,841

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Insurance (continued)
Markel Corp.*	377	$410,779
Marsh & McLennan Cos., Inc.	7,082	706,430
Mercuries & Associates Holding Ltd. (Taiwan)	51,365	30,043
Mercuries Life Insurance Co. Ltd. (Taiwan)*	102,428	35,129
MMI Holdings Ltd. (South Africa)	32,555	43,869
MS&AD Insurance Group Holdings, Inc. (Japan)	13,200	419,495
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,751	690,641
New China Life Insurance Co. Ltd. (China) (Class H Stock)	23,000	112,092
NN Group NV (Netherlands)(a)	9,651	388,348
Old Mutual Ltd. (South Africa)	197,322	294,711
Panin Financial Tbk PT (Indonesia)*	911,600	21,452
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	955,000	373,084
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	870,000	938,582
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	98,000	1,178,230
Porto Seguro SA (Brazil)	2,000	27,084
Poste Italiane SpA (Italy), 144A	8,878	93,470
Power Corp. of Canada (Canada)	8,300	178,797
Power Financial Corp. (Canada)	5,300	121,901
Powszechny Zaklad Ubezpieczen SA (Poland)	14,975	175,291
Primerica, Inc.	2,482	297,716
ProAssurance Corp.	639	23,074
Progressive Corp. (The)	78,935	6,309,275
QBE Insurance Group Ltd. (Australia)	14,486	120,185
Qualitas Controladora SAB de CV (Mexico)	7,200	20,204
Rand Merchant Investment Holdings Ltd. (South Africa)	21,249	51,246
Reinsurance Group of America, Inc.	2,598	405,366
RSA Insurance Group PLC (United Kingdom)	20,609	151,097
Sampo OYJ (Finland) (Class A Stock)	5,738	270,934
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	519	120,538
Samsung Life Insurance Co. Ltd. (South Korea)	2,481	179,590
Santam Ltd. (South Africa)	286	6,083
SCOR SE (France)	19,598	858,992
Shin Kong Financial Holding Co. Ltd. (Taiwan)	684,608	208,084

COMMON STOCKS
(continued)	Shares	Value
Insurance (continued)
Shinkong Insurance Co. Ltd. (Taiwan)	12,000	$15,380
Sony Financial Holdings, Inc. (Japan)	2,400	57,675
Storebrand ASA (Norway)	9,564	70,292
Sul America SA (Brazil), UTS	13,302	130,112
Sun Life Financial, Inc. (Canada)	8,200	339,572
Suncorp Group Ltd. (Australia)	16,089	152,092
Swiss Re AG (Switzerland)	8,368	850,123
Tokio Marine Holdings, Inc. (Japan)	13,100	657,187
Topdanmark A/S (Denmark)	514	28,984
Torchmark Corp.	6,720	601,171
Travelers Cos., Inc. (The)	9,822	1,468,585
UnipolSai Assicurazioni SpA (Italy)	23,522	60,420
UNIQA Insurance Group AG (Austria)	8,869	82,848
Unum Group	13,642	457,689
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	1,948	50,037
White Mountains Insurance Group Ltd.	2,242	2,290,113
Willis Towers Watson PLC	2,983	571,364
Wiz Solucoes e Corretagem de Seguros SA (Brazil)	1,100	3,114
ZhongAn Online P&C Insurance Co. Ltd. (China) (Class H Stock), 144A*	10,000	27,495
Zurich Insurance Group AG (Switzerland)	2,705	940,230

		58,779,534

Interactive Media & Services — 0.8%
Addcn Technology Co. Ltd. (Taiwan)	1,032	9,178
Alphabet, Inc. (Class A Stock)*	4,930	5,338,204
Alphabet, Inc. (Class C Stock)*	5,186	5,605,599
Autohome, Inc. (China), ADR*(a)	900	77,058
Baidu, Inc. (China), ADR*	8,800	1,032,768
Facebook, Inc. (Class A Stock)*	38,653	7,460,029
Fang Holdings Ltd. (China), ADR*	9,700	6,028
Gree, Inc. (Japan)	1,300	6,054
IAC/InterActiveCorp*	371	80,704
Kakaku.com, Inc. (Japan)	1,100	21,273
Mail.Ru Group Ltd. (Russia), GDR*	2,837	72,494
Match Group, Inc.(a)	4,132	277,960
NAVER Corp. (South Korea)	928	91,818
Phoenix New Media Ltd. (China), ADR*	4,900	15,925
REA Group Ltd. (Australia)	397	26,724
Rightmove PLC (United Kingdom)	18,276	124,213
Sogou, Inc. (China), ADR*	5,400	22,140
Sohu.com Ltd. (China), ADR*	1,100	15,400
Tian Ge Interactive Holdings Ltd. (China), 144A*	40,000	9,584

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Interactive Media & Services (continued)
XING SE (Germany)	140	$59,832
Yahoo Japan Corp. (Japan)	413,400	1,216,585
Yelp, Inc.*	4,636	158,458
YY, Inc. (China), ADR*	2,100	146,349

		21,874,377

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. (China), ADR*	16,600	2,812,870
Amazon.com, Inc.*	6,829	12,931,599
B2W Cia Digital (Brazil)*	1,200	10,241
boohoo Group PLC (United Kingdom)*	114,909	309,270
Booking Holdings, Inc.*	652	1,222,311
Cogobuy Group (China), 144A*	72,000	19,438
Ctrip.com International Ltd. (China), ADR*	12,500	461,375
eBay, Inc.	136,806	5,403,837
Expedia Group, Inc.	3,139	417,581
GrubHub, Inc.*	1,411	110,044
JD.com, Inc. (China), ADR*	10,200	308,958
Jumei International Holding Ltd. (China), ADR*	7,000	17,220
Liberty Expedia Holdings, Inc. (Class A Stock)*	4,833	230,969
momo.com, Inc. (Taiwan)	2,000	16,909
Moneysupermarket.com Group PLC (United Kingdom)	34,705	181,886
Naspers Ltd. (South Africa) (Class N Stock)	5,245	1,275,338
On the Beach Group PLC (United Kingdom), 144A	2,114	12,820
Open Door, Inc. (Japan)*	900	23,399
Qurate Retail, Inc.*	20,624	255,531
Rakuten, Inc. (Japan)	9,400	112,139
Revolve Group, Inc.*	2,070	71,415
Rocket Internet SE (Germany), 144A*	575	16,598
Takkt AG (Germany)	5,969	87,002

		26,308,750

IT Services — 1.9%
21Vianet Group, Inc. (China), ADR*	2,800	21,812
Accenture PLC (Class A Stock)	8,761	1,618,770
AGTech Holdings Ltd. (Hong Kong)*	48,000	2,930
Alliance Data Systems Corp.	1,645	230,514
Amadeus IT Group SA (Spain)	2,139	169,721
Amdocs Ltd.	4,182	259,660
Appen Ltd. (Australia)	3,131	61,656
Argo Graphics, Inc. (Japan)	3,100	68,470
Automatic Data Processing, Inc.	3,916	647,432
Black Knight, Inc.*	2,283	137,322
Booz Allen Hamilton Holding Corp.	4,328	286,557
Broadridge Financial Solutions, Inc.	1,969	251,402

COMMON STOCKS
(continued)	Shares	Value
IT Services (continued)
CACI International, Inc. (Class A Stock)*	2,995	$612,747
CANCOM SE (Germany)	7,208	384,091
CGI, Inc. (Canada)*	2,400	184,515
Cielo SA (Brazil)	22,308	39,098
Cognizant Technology Solutions Corp. (Class A Stock)	13,236	839,030
Computacenter PLC (United Kingdom)	6,815	115,313
Computershare Ltd. (Australia)	3,332	37,822
Digital China Holdings Ltd. (Hong Kong)*	74,000	41,674
DTS Corp. (Japan)	1,900	39,664
EOH Holdings Ltd. (South Africa)*	7,265	10,099
Fidelity National Information Services, Inc.	7,113	872,623
Fiserv, Inc.*	6,125	558,355
FleetCor Technologies, Inc.*	1,487	417,624
Fujitsu Ltd. (Japan)	71,800	5,011,244
Future Corp. (Japan)	1,600	31,554
Gartner, Inc.*	770	123,924
GoDaddy, Inc. (Class A Stock)*	16,553	1,161,193
Ines Corp. (Japan)	9,100	96,964
INESA Intelligent Tech, Inc. (China) (Class B Stock)	51,700	30,555
International Business Machines Corp.	25,838	3,563,060
Itochu Techno-Solutions Corp. (Japan)	1,200	30,801
Jack Henry & Associates, Inc.	581	77,808
Kanematsu Electronics Ltd. (Japan)	4,400	121,713
Leidos Holdings, Inc.	6,147	490,838
Mitsubishi Research Institute, Inc. (Japan)	8,700	271,640
MongoDB, Inc.*	692	105,246
NEC Networks & System Integration Corp. (Japan)	3,800	97,083
Net 1 UEPS Technologies, Inc. (South Africa)*	4,400	17,600
NET One Systems Co. Ltd. (Japan)	2,900	80,080
Nomura Research Institute Ltd. (Japan)	3,738	60,114
NS Solutions Corp. (Japan)	13,800	437,863
NSD Co. Ltd. (Japan)	1,700	49,195
NTT Data Corp. (Japan)	272,600	3,637,658
Obic Co. Ltd. (Japan)	400	45,423
Otsuka Corp. (Japan)	1,000	40,256
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	1,200	46,764
Paychex, Inc.	3,384	278,469
PayPal Holdings, Inc.*	59,000	6,753,140
QIWI PLC (Russia), ADR	1,000	19,570
Reply SpA (Italy)	1,837	124,803
SCSK Corp. (Japan)	4,900	240,931

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
IT Services (continued)
SONDA SA (Chile)	22,281	$31,007
Systex Corp. (Taiwan)	7,000	17,300
TIS, Inc. (Japan)	12,100	616,654
Total System Services, Inc.	2,860	366,852
Transcosmos, Inc. (Japan)	900	20,153
TravelSky Technology Ltd. (China) (Class H Stock)	55,000	110,701
VeriSign, Inc.*	24,297	5,081,960
Visa, Inc. (Class A Stock)	85,887	14,905,689
Wirecard AG (Germany)	14,761	2,500,600
Worldpay, Inc. (Class A Stock)*	1,678	205,639

		54,810,945

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,200	106,928
Beneteau SA (France)	6,171	67,991
Brunswick Corp.	1,572	72,139
Games Workshop Group PLC (United Kingdom)	1,463	92,310
Giant Manufacturing Co. Ltd. (Taiwan)	7,000	54,845
Goodbaby International Holdings Ltd. (China)*	84,000	19,075
Hasbro, Inc.	1,838	194,240
Heiwa Corp. (Japan)	7,400	152,166
Johnson Health Tech Co. Ltd. (Taiwan)	7,000	15,521
KMC Kuei Meng International, Inc. (Taiwan)	3,150	10,510
Merida Industry Co. Ltd. (Taiwan)	5,000	29,589
Polaris Industries, Inc.	1,879	171,421
Sankyo Co. Ltd. (Japan)	500	18,117
Sega Sammy Holdings, Inc. (Japan)	146,600	1,782,799
Shanghai Phoenix Enterprise Group Co. Ltd. (China) (Class B Stock)*	3,700	1,953
Shimano, Inc. (Japan)	600	89,383
Technogym SpA (Italy), 144A	5,799	64,634
Topkey Corp. (Taiwan)	5,000	27,595
Universal Entertainment Corp. (Japan)	3,500	104,737
Yamaha Corp. (Japan)	1,300	61,934

		3,137,887

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	27,435	2,048,572
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,092	341,348
Biotage AB (Sweden)	2,992	35,126
Charles River Laboratories International, Inc.*	3,232	458,621
CMIC Holdings Co. Ltd. (Japan)	1,700	32,267
EPS Holdings, Inc. (Japan)	8,300	129,172
Evotec SE (Germany)*	145,672	4,082,175
Gerresheimer AG (Germany)	5,647	416,323
ICON PLC (Ireland)*	376	57,893

COMMON STOCKS
(continued)	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.*	2,027	$326,144
Lonza Group AG (Switzerland)*	15,188	5,135,771
PerkinElmer, Inc.	4,301	414,358
PRA Health Sciences, Inc.*	4,704	466,402
QIAGEN NV*	1,673	67,917
QIAGEN NV*	11,082	449,375
Sartorius Stedim Biotech (France)	1,260	198,866
Siegfried Holding AG (Switzerland)*	1,366	475,851
Syneos Health, Inc.*	5,713	291,877
Tecan Group AG (Switzerland)	2,625	680,285
Thermo Fisher Scientific, Inc.	4,335	1,273,103
Waters Corp.*	651	140,121

		17,521,567

Machinery — 0.8%
Aalberts NV (Netherlands)	3,056	120,073
Aida Engineering Ltd. (Japan)	11,600	89,736
Alfa Laval AB (Sweden)	2,451	53,490
Allison Transmission Holdings, Inc.	8,550	396,292
ANDRITZ AG (Austria)	1,011	38,110
Atlas Copco AB (Sweden) (Class A Stock)	97,167	3,104,832
Bando Chemical Industries Ltd. (Japan)	5,800	54,901
Biesse SpA (Italy)	3,378	43,416
Bodycote PLC (United Kingdom)	7,478	78,580
Bucher Industries AG (Switzerland)	517	178,381
Caterpillar, Inc.	1,128	153,735
China Conch Venture Holdings Ltd. (China)	87,500	309,951
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	45,240	45,587
CNH Industrial NV (United Kingdom)	8,596	88,165
Construcciones y Auxiliar de
Ferrocarriles SA (Spain)	1,319	60,466
CRRC Corp. Ltd. (China) (Class H Stock)	111,000	92,834
Cummins, Inc.	4,526	775,485
Daiwa Industries Ltd. (Japan)	3,500	36,533
Deere & Co.	7,427	1,230,728
Deutz AG (Germany)	11,354	110,835
Dover Corp.	3,497	350,399
Epiroc AB (Sweden) (Class A Stock)	4,764	49,570
Epiroc AB (Sweden) (Class B Stock)	4,013	39,740
EVA Precision Industrial Holdings Ltd. (China)	154,000	13,790
FANUC Corp. (Japan)	1,300	241,182
Fortive Corp.	4,809	392,030
Furukawa Co. Ltd. (Japan)	1,800	23,406

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Machinery (continued)
Giken Ltd. (Japan)	600	$18,857
Glory Ltd. (Japan)	12,300	325,200
Graco, Inc.	6,997	351,109
Grupo Rotoplas SAB de CV (Mexico)*	9,700	7,581
Haitian International Holdings Ltd. (China)	23,000	47,940
Hisaka Works Ltd. (Japan)	2,400	19,412
Hoshizaki Corp. (Japan)	700	52,232
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)	10,300	11,789
IDEX Corp.	1,943	334,468
Illinois Tool Works, Inc.	4,849	731,278
Ingersoll-Rand PLC	25,968	3,289,367
Interpump Group SpA (Italy)	3,950	121,517
Interroll Holding AG (Switzerland)	36	90,575
Iochpe Maxion SA (Brazil)	3,300	19,250
ITT, Inc.	7,032	460,455
JOST Werke AG (Germany), 144A	211	7,410
Kama Co. Ltd. (China) (Class B Stock)*	15,000	7,557
Kardex AG (Switzerland)	1,756	306,467
Kennametal, Inc.	5,750	212,692
King Slide Works Co. Ltd. (Taiwan)	2,000	19,831
Kinik Co. (Taiwan)	3,000	5,875
Kone OYJ (Finland) (Class B Stock)	2,214	130,600
Konecranes OYJ (Finland)	888	33,946
Krones AG (Germany)	623	50,387
Kurita Water Industries Ltd. (Japan)	2,800	69,693
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,400	67,298
Lonking Holdings Ltd. (China)	123,000	32,775
Makino Milling Machine Co. Ltd. (Japan)	4,700	190,347
Makita Corp. (Japan)	3,200	109,135
Max Co. Ltd. (Japan)	3,800	55,204
Mirle Automation Corp. (Taiwan)	10,581	16,365
Mitsubishi Heavy Industries Ltd. (Japan)	7,300	318,435
Mitsui E&S Holdings Co. Ltd. (Japan)*	6,900	63,791
Miura Co. Ltd. (Japan)	800	24,754
Nak Sealing Technologies Corp. (Taiwan)	3,000	7,012
Noritake Co. Ltd./Nagoya Japan (Japan)	2,900	121,933
OC Oerlikon Corp. AG (Switzerland)	35,134	429,386
Organo Corp. (Japan)	1,100	36,671
Otokar Otomotiv Ve Savunma Sanayi A.S. (Turkey)	96	1,892
PACCAR, Inc.	10,446	748,560
Parker-Hannifin Corp.	12,413	2,110,334

COMMON STOCKS
(continued)	Shares	Value
Machinery (continued)
Pentair PLC	4,651	$173,017
RBC Bearings, Inc.*	1,438	239,873
Rechi Precision Co. Ltd. (Taiwan)	26,360	22,161
Rexnord Corp.*	12,174	367,898
Rotork PLC (United Kingdom)	51,847	208,569
Ryobi Ltd. (Japan)	500	9,461
San Shing Fastech Corp. (Taiwan)	7,000	12,015
Sany Heavy Equipment International Holdings Co. Ltd. (China)	57,000	20,647
Shang Gong Group Co. Ltd. (China) (Class B Stock)*	5,600	3,409
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	13,200	7,239
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	8,800	7,374
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	11,800	20,107
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)	25,320	9,295
Shin Zu Shing Co. Ltd. (Taiwan)	7,000	26,308
Shinmaywa Industries Ltd. (Japan)	5,700	72,597
Sinmag Equipment Corp. (Taiwan)	1,035	3,872
Sinotruk Hong Kong Ltd. (China)	29,000	50,232
Sintokogio Ltd. (Japan)	2,400	21,049
Snap-on, Inc.	1,560	258,398
Stanley Black & Decker, Inc.	3,888	562,244
Takuma Co. Ltd. (Japan)	5,000	62,137
Timken Co. (The)	8,993	461,701
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)*	13,240	7,840
Trinity Industries, Inc.	12,059	250,224
Turk Traktor ve Ziraat Makineleri A/S (Turkey)*	2,195	12,014
United Wagon Co. PJSC (Russia)*	2,217	14,647
Valmet OYJ (Finland)	22,136	551,719
Vesuvius PLC (United Kingdom)	15,112	105,283
Wabtec Corp.	2,524	181,122
Weichai Power Co. Ltd. (China) (Class H Stock)	43,000	72,813
Welbilt, Inc.*	13,758	229,759
Xylem, Inc.	2,831	236,785
Yangzijiang Shipbuilding Holdings Ltd. (China)	117,200	132,715
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China)	55,600	36,617

		23,682,768

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Marine — 0.0%
Chinese Maritime Transport Ltd. (Taiwan)	14,000	$14,959
Chu Kong Shipping Enterprises Group Co. Ltd. (China)	82,000	16,782
Cia Sud Americana de Vapores SA (Chile)*	1,600,165	55,234
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	74,000	43,850
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	75,500	29,520
Costamare, Inc. (Monaco)	4,000	20,520
Diana Shipping, Inc. (Greece)*	6,205	20,539
DryShips, Inc. (Greece)	3,000	11,460
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	116,713	46,870
Grindrod Shipping Holdings Ltd. (Singapore)*	1,103	5,254
Kuehne + Nagel International AG (Switzerland)	418	62,104
Qatar Navigation QSC (Qatar)	3,200	56,959
Seaspan Corp. (Hong Kong)	2,800	27,468
Sincere Navigation Corp. (Taiwan)	35,000	18,166
SITC International Holdings Co. Ltd. (China)	35,000	35,694
Trada Alam Minera Tbk PT (Indonesia)*	685,900	6,078
U-Ming Marine Transport Corp. (Taiwan)	21,000	22,659
Wan Hai Lines Ltd. (Taiwan)	19,000	11,089
Wisdom Marine Lines Co. Ltd. (Taiwan)*	18,857	18,720
Yang Ming Marine Transport Corp. (Taiwan)*	87,534	23,024

		546,949

Media — 0.7%
Asian Pay Television Trust (Singapore), UTS	215,700	27,266
CBS Corp. (Class B Stock)	7,326	365,567
Charter Communications, Inc. (Class A Stock)*(a)	3,295	1,302,118
Cheil Worldwide, Inc. (South Korea)	1,721	43,883
Comcast Corp. (Class A Stock)	115,965	4,903,000
Cyfrowy Polsat SA (Poland)	11,566	92,206
Daily Mail & General Trust PLC (United Kingdom) (Class A Stock)	11,403	113,215
Dentsu, Inc. (Japan)	4,400	153,875
Discovery, Inc. (Class A Stock)*(a)	15,625	479,687
Euromoney Institutional Investor PLC (United Kingdom)	5,192	85,940
Fox Corp. (Class A Stock)	3,961	145,131
Fuji Media Holdings, Inc. (Japan)	2,400	33,513
GCI Liberty, Inc. (Class A Stock)*	4,015	246,762

COMMON STOCKS
(continued)	Shares	Value
Media (continued)
Gray Television, Inc.*	11,782	$193,107
Grupo Televisa SAB (Mexico), ADR	8,760	73,934
Hakuhodo DY Holdings, Inc. (Japan)	4,200	70,938
Interpublic Group of Cos., Inc. (The)	7,535	170,216
IPSOS (France)	5,254	138,624
Lagardere SCA (France)	19,937	519,427
Liberty Broadband Corp. (Class C Stock)*	4,135	430,950
Liberty Global PLC (United Kingdom) (Class C Stock)*	9,368	248,533
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	7,738	293,889
Megacable Holdings SAB de CV (Mexico), UTS	14,000	59,665
MultiChoice Group Ltd. (South Africa)*	837	7,959
News Corp. (Class A Stock)	228,264	3,079,281
Nexstar Media Group, Inc. (Class A Stock)	2,446	247,046
Nippon Television Holdings, Inc. (Japan)	2,300	34,124
NOS SGPS SA (Portugal)	5,339	35,099
Omnicom Group, Inc.(a)	4,365	357,712
OPT Holding, Inc. (Japan)	2,900	45,357
Pearson PLC (United Kingdom)	165,289	1,719,621
Plan B Media PCL (Thailand)	55,000	14,010
ProSiebenSat.1 Media SE (Germany)	20,486	322,243
Publicis Groupe SA (France)	16,186	855,106
Quebecor, Inc. (Canada) (Class B Stock)	1,800	42,871
SES SA (Luxembourg)	7,512	117,485
Shaw Communications, Inc. (Canada) (Class B Stock)	4,100	83,656
Singapore Press Holdings Ltd. (Singapore)	41,500	74,832
SKY Perfect JSAT Holdings, Inc. (Japan)	28,700	112,042
Surya Citra Media Tbk PT (Indonesia)	86,000	9,816
Telenet Group Holding NV (Belgium)	12,452	693,243
ValueCommerce Co. Ltd. (Japan)	400	9,181
VGI Global Media PCL (Thailand)	55,700	16,346
Visi Media Asia Tbk PT (Indonesia)*	286,200	2,456
Wowow, Inc. (Japan)	500	12,335
WPP PLC (United Kingdom)	26,366	332,053

		18,415,320

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)	1,738	89,106
Alcoa Corp.*	146,241	3,423,502

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Metals & Mining (continued)
Allegheny Technologies, Inc.*	10,330	$260,316
Alrosa PJSC (Russia)	88,820	121,333
Angang Steel Co. Ltd. (China) (Class H Stock)	78,000	35,630
Anglo American Platinum Ltd. (South Africa)	843	50,127
AngloGold Ashanti Ltd. (South Africa), ADR	7,902	140,735
ArcelorMittal (Luxembourg)	16,530	296,675
Asahi Holdings, Inc. (Japan)	1,300	26,424
Assore Ltd. (South Africa)	871	22,687
Barrick Gold Corp. (Canada)	12,017	189,677
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)	40,800	11,358
Chiho Environmental Group Ltd. (Hong Kong)*	34,000	3,842
China Hongqiao Group Ltd. (China)	179,500	126,807
China Metal Products (Taiwan)	13,220	15,329
China Metal Resources Utilization Ltd. (China), 144A*	32,000	16,022
China Oriental Group Co. Ltd. (China)	90,000	52,686
China Rare Earth Holdings Ltd. (China)*	212,000	14,836
China Silver Group Ltd. (China)*	154,000	10,442
China Steel Corp. (Taiwan)	540,013	433,824
China Zhongwang Holdings Ltd. (China)	158,400	79,997
Dowa Holdings Co. Ltd. (Japan)	1,100	35,437
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	33,199	45,170
Evolution Mining Ltd. (Australia)	35,023	107,492
Feng Hsin Steel Co. Ltd. (Taiwan)	18,000	36,487
Ferrexpo PLC (Ukraine)	70,323	248,177
Franco-Nevada Corp. (Canada)	1,000	84,876
Gloria Material Technology Corp. (Taiwan)	33,080	20,582
Gold Fields Ltd. (South Africa), ADR	27,178	147,033
Grupa Kety SA (Poland)	346	31,406
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	89,400	238,105
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	32,967	74,835
Impala Platinum Holdings Ltd. (South Africa)*	22,407	110,889
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	14,705
Inner Mongolia Eerduosi Resources Co. Ltd. (China) (Class B Stock)	39,900	33,865
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	49,000	65,318
Jinchuan Group International Resources Co. Ltd. (China)	189,000	16,197
Kinross Gold Corp. (Canada)*	23,000	88,870
Kirkland Lake Gold Ltd. (Canada)	50,000	2,154,175

COMMON STOCKS
(continued)	Shares	Value
Metals & Mining (continued)
Krakatau Steel Persero Tbk PT (Indonesia)*	415,500	$12,323
Kumba Iron Ore Ltd. (South Africa)	1,043	36,947
Kyoei Steel Ltd. (Japan)	400	7,088
Labrador Iron Ore Royalty Corp. (Canada)	76,500	2,045,764
Maanshan Iron & Steel Co. Ltd. (China) (Class H Stock)	64,000	25,433
Magnitogorsk Iron & Steel Works PJSC (Russia)	57,100	40,921
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	2,807	25,939
Maruichi Steel Tube Ltd. (Japan)	2,400	66,790
Mitsui Mining & Smelting Co. Ltd. (Japan)	18,600	448,492
MMC Norilsk Nickel PJSC (Russia), ADR	8,830	198,852
Newcrest Mining Ltd. (Australia)	7,440	167,394
Newmont Goldcorp Corp.	33,849	1,302,171
Nippon Light Metal Holdings Co. Ltd. (Japan)	236,700	513,625
Nittetsu Mining Co. Ltd. (Japan)	900	39,040
Northam Platinum Ltd. (South Africa)*	7,021	29,431
Novolipetsk Steel PJSC (Russia), GDR	3,492	88,298
Nucor Corp.	9,294	512,099
OZ Minerals Ltd. (Australia)	7,678	54,068
Pan African Resources PLC (United Kingdom)*	108,685	14,348
Pan American Silver Corp. (Canada)*	15,900	10,216
Paranapanema SA (Brazil)*	1,147	6,470
Polymetal International PLC (Russia)	5,675	71,940
Regis Resources Ltd. (Australia)	131,223	486,635
Royal Bafokeng Platinum Ltd. (South Africa)*	9,199	22,541
Royal Gold, Inc.	1,824	186,942
Sandfire Resources NL (Australia)	9,086	42,648
Severstal PJSC (Russia), GDR	5,540	93,617
Shandong Gold Mining Co. Ltd. (China) (Class H Stock), 144A*	33,250	88,736
Shougang Fushan Resources Group Ltd. (China)	262,000	57,007
Sibanye Gold Ltd. (South Africa), ADR*	14,901	70,780
Southern Copper Corp. (Peru)	800	31,080
Stalprodukt SA (Poland)	94	6,094
Steel Dynamics, Inc.	4,318	130,404
TA Chen Stainless Pipe (Taiwan)	34,111	49,849
Thye Ming Industrial Co. Ltd. (Taiwan)	12,000	12,373
Tiangong International Co. Ltd. (China)	66,000	20,847

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Metals & Mining (continued)
Tung Ho Steel Enterprise Corp. (Taiwan)	39,000	$29,267
Vale SA (Brazil), ADR	71,700	963,648
Wheaton Precious Metals Corp. (Canada)	3,800	91,899
Xiwang Special Steel Co. Ltd. (China)	143,000	25,290
YC INOX Co. Ltd. (Taiwan)	4,900	4,254
Yieh Phui Enterprise Co. Ltd. (Taiwan)	99,264	29,471
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	97,000	108,938
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	138,000	56,100

		17,301,043

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	22,729	382,302
Annaly Capital Management, Inc.	59,328	541,665
Concentradora Hipotecaria SAPI de CV (Mexico)	36,300	32,908
MFA Financial, Inc.	34,675	248,966
Redwood Trust, Inc.	13,467	222,609
Two Harbors Investment Corp.	18,184	230,391

		1,658,841

Multiline Retail — 0.4%
B&M European Value Retail SA (United Kingdom)	20,509	86,860
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	900	98,058
Dollar General Corp.	5,211	704,319
Dollar Tree, Inc.*	5,773	619,963
Far Eastern Department Stores Ltd. (Taiwan)	71,000	51,476
Golden Eagle Retail Group Ltd. (China)	33,000	38,442
H2O Retailing Corp. (Japan)	4,500	51,971
Harvey Norman Holdings Ltd. (Australia)(a)	17,579	50,317
Hyundai Department Store Co. Ltd. (South Korea)	1,066	76,370
Isetan Mitsukoshi Holdings Ltd. (Japan)	9,900	80,405
Izumi Co. Ltd. (Japan)	1,000	40,396
J Front Retailing Co. Ltd. (Japan)	7,200	82,683
Kohl’s Corp.(a)	5,320	252,966
Lifestyle China Group Ltd. (Hong Kong)*	79,000	25,818
Lojas Americanas SA (Brazil)	700	2,425
Lojas Renner SA (Brazil)	4,493	54,993
Lotte Shopping Co. Ltd. (South Korea)	622	86,586
Macy’s, Inc.	15,674	336,364
Magazine Luiza SA (Brazil)	400	21,745
Maoye International Holdings Ltd. (China)	163,000	11,268
Mitra Adiperkasa Tbk PT (Indonesia)	224,000	14,298

COMMON STOCKS
(continued)	Shares	Value
Multiline Retail (continued)
Next PLC (United Kingdom)	1,448	$101,626
Nordstrom, Inc.(a)	1,503	47,886
Ollie’s Bargain Outlet Holdings, Inc.*	345	30,053
Pan Pacific International Holdings Corp. (Japan)	1,300	82,746
Parkson Retail Group Ltd. (China)	191,500	16,615
Poya International Co. Ltd. (Taiwan)	2,030	27,482
Rimo International Lestari Tbk PT (Indonesia)*	2,274,600	21,588
Ripley Corp. SA (Chile)	44,752	35,664
Robinson PCL (Thailand)	13,300	24,402
Ryohin Keikaku Co. Ltd. (Japan)	200	36,118
SACI Falabella (Chile)	8,144	53,180
Takashimaya Co. Ltd. (Japan)	6,600	72,470
Target Corp.	77,138	6,680,922
Wesfarmers Ltd. (Australia)	9,670	245,502
Woolworths Holdings Ltd. (South Africa)	16,531	57,387

		10,321,364

Multi-Utilities — 0.8%
A2A SpA (Italy)	205,634	356,771
AGL Energy Ltd. (Australia)	6,503	91,336
Ameren Corp.	68,486	5,143,983
Atco Ltd. (Canada) (Class I Stock)	1,800	60,671
Canadian Utilities Ltd. (Canada) (Class A Stock)	2,200	62,092
CenterPoint Energy, Inc.	7,766	222,341
Centrica PLC (United Kingdom)	63,947	71,158
CMS Energy Corp.	50,000	2,895,500
Consolidated Edison, Inc.	29,988	2,629,348
Dominion Energy, Inc.	11,931	922,505
DTE Energy Co.	24,913	3,185,874
E.ON SE (Germany)	177,938	1,931,053
Engie SA (France)	34,369	520,868
Iren SpA (Italy)	78,844	205,160
National Grid PLC (United Kingdom)	45,692	484,864
NiSource, Inc.	7,305	210,384
Public Service Enterprise Group, Inc.	11,435	672,607
Qatar Electricity & Water Co. QSC (Qatar)	8,770	40,107
Sempra Energy	5,062	695,721
Veolia Environnement SA (France)	7,843	190,959
WEC Energy Group, Inc.	6,012	501,220

		21,094,522

Oil, Gas & Consumable Fuels — 2.3%
Agritrade Resources Ltd. (Hong Kong)	170,000	24,754
Bangchak Corp. PCL (Thailand)	25,200	25,067
Beach Energy Ltd. (Australia)	131,561	184,297

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP PLC (United Kingdom), ADR(a)	30,686	$1,279,606
Brigham Minerals, Inc. (Class A Stock)*	3,999	85,819
Cabot Oil & Gas Corp.	174,995	4,017,885
Caltex Australia Ltd. (Australia)	3,016	52,431
Chevron Corp.	42,625	5,304,255
China Aviation Oil Singapore Corp. Ltd. (Singapore)	88,600	86,489
China Coal Energy Co. Ltd. (China) (Class H Stock)	129,000	53,677
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,029,200	699,700
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	101,500	211,790
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	229,000	60,467
CNOOC Ltd. (China)	665,000	1,132,849
ConocoPhillips	93,695	5,715,395
Cosan Ltd. (Brazil) (Class A Stock)	3,200	42,752
Cosan SA (Brazil)	2,500	30,163
Diamondback Energy, Inc.	3,206	349,358
Empresas CopEC SA (Chile)	6,749	73,941
Enagas SA (Spain)	3,721	99,337
Enauta Participacoes SA (Brazil)	4,300	14,289
Enbridge, Inc. (Canada)	12,785	461,785
Energy Earth PCL (Thailand)^*	235,500	1
Eni SpA (Italy)	40,924	681,255
EQT Corp.	15,394	243,379
Equinor ASA (Norway)	9,159	180,577
Exxaro Resources Ltd. (South Africa)	8,129	99,360
Exxon Mobil Corp.	86,156	6,602,134
Formosa Petrochemical Corp. (Taiwan)	40,000	142,327
GasLog Ltd. (Monaco)	1,100	15,840
Gazprom Neft PJSC (Russia), ADR	4,506	142,867
Gazprom PJSC (Russia), ADR(a)	392,195	2,870,867
Gaztransport Et Technigaz SA (France)	2,176	218,301
Grupa Lotos SA (Poland)	2,809	63,713
Hellenic Petroleum SA (Greece)	2,646	27,796
HollyFrontier Corp.	3,925	181,649
Idemitsu Kosan Co. Ltd. (Japan)	4,619	139,703
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	110,800	120,070
IRPC PCL (Thailand)	401,600	65,490
JXTG Holdings, Inc. (Japan)	84,200	419,754
Kinder Morgan, Inc.	130,318	2,721,040
Kunlun Energy Co. Ltd. (China)	152,000	132,609
LUKOIL PJSC (Russia), ADR(a)	14,686	1,241,170
Marathon Oil Corp.	63,045	895,869
MOL Hungarian Oil & Gas PLC (Hungary)	17,407	193,049
Motor Oil Hellas Corinth Refineries SA (Greece)	1,981	50,666

COMMON STOCKS
(continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Neste OYJ (Finland)	2,185	$74,351
NewOcean Energy Holdings Ltd. (Hong Kong)*	696,000	157,640
Novatek PJSC (Russia), GDR	1,657	351,513
Novatek PJSC (Russia), GDR	65	13,812
Occidental Petroleum Corp.	33,839	1,701,425
OMV AG (Austria)	1,651	80,579
Parsley Energy, Inc. (Class A Stock)*	15,502	294,693
PetroChina Co. Ltd. (China) (Class H Stock)	740,000	407,858
Petron Corp. (Philippines)	166,500	18,949
Phillips 66	73,225	6,849,466
Pilipinas Shell Petroleum Corp. (Philippines)	29,720	22,560
Polski Koncern Naftowy ORLEN SA (Poland)	11,427	275,589
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	62,983	89,583
Qatar Gas Transport Co. Ltd. (Qatar)	5,987	37,884
Repsol SA (Spain)	20,152	316,337
Rosneft Oil Co. PJSC (Russia), GDR	61,650	404,601
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	4,264	139,330
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	52,211	1,704,615
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	41,493	1,359,569
Semirara Mining & Power Corp. (Philippines)	54,800	24,810
Ship Finance International Ltd. (Norway)(a)	2,230	27,897
Sinanen Holdings Co. Ltd. (Japan)	1,900	32,311
Sinopec Kantons Holdings Ltd. (China)	80,000	33,574
SK Innovation Co. Ltd. (South Korea)	1,145	157,777
Snam SpA (Italy)	14,707	73,079
Star Petroleum Refining PCL (Thailand)	115,600	38,103
StealthGas, Inc. (Greece)*	7,500	25,800
Sugih Energy Tbk PT (Indonesia)*	660,500	2,338
Suncor Energy, Inc. (Canada)	67,200	2,096,232
Surgutneftegas PJSC (Russia), ADR(a)	105,450	432,345
Tatneft PJSC (Russia), ADR(a)	6,707	491,958
TC Energy Corp. (Canada)	5,800	287,531
Thai Oil PCL (Thailand)	34,800	75,484
TOTAL SA (France)	28,793	1,613,065
Tourmaline Oil Corp. (Canada)	5,400	68,781
Tsakos Energy Navigation Ltd. (Greece)	8,000	26,320

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	1,280	$25,452
Ultrapar Participacoes SA (Brazil)	8,300	43,662
United Energy Group Ltd. (Hong Kong)*	154,000	30,014
United Tractors Tbk PT (Indonesia)	32,500	64,886
Valero Energy Corp.	77,390	6,625,358
Viper Energy Partners LP	10,266	316,398
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,522	38,980
Williams Cos., Inc. (The)	33,737	945,985
WPX Energy, Inc.*	30,065	346,048

		65,700,134

Paper & Forest Products — 0.0%
Chung Hwa Pulp Corp. (Taiwan)	83,838	26,314
Duratex SA (Brazil)	6,290	19,280
Empresas CMPC SA (Chile)	40,320	110,673
Holmen AB (Sweden) (Class B Stock)	1,429	30,511
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	58,000	40,646
Mondi Ltd. (United Kingdom)	7,638	171,923
Nine Dragons Paper Holdings Ltd. (Hong Kong)	110,000	97,651
Nippon Paper Industries Co. Ltd. (Japan)	4,300	76,255
Oji Holdings Corp. (Japan)	22,100	128,034
Pabrik Kertas Tjiwi Kimia Tbk PT (Indonesia)	48,000	42,787
Sappi Ltd. (South Africa)	22,413	87,474
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	60,150	28,140
Suzano SA (Brazil)	9,168	78,335
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	5,533	48,173
YFY, Inc. (Taiwan)	147,000	56,396

		1,042,592

Personal Products — 0.3%
Amorepacific Corp. (South Korea)	400	57,094
Beiersdorf AG (Germany)	729	87,484
Coty, Inc. (Class A Stock)	20,943	280,636
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,512	5,483
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,892	712,664
Fancl Corp. (Japan)	16,300	402,113
Grape King Bio Ltd. (Taiwan)	2,000	13,195
Hengan International Group Co. Ltd. (China)	16,500	121,478
Kao Corp. (Japan)	53,400	4,080,916
Kobayashi Pharmaceutical Co. Ltd. (Japan)	600	43,022

COMMON STOCKS
(continued)	Shares	Value
Personal Products (continued)
LG Household & Health Care Ltd. (South Korea)	59	$67,086
L’Oreal SA (France)	1,289	367,045
Mandom Corp. (Japan)	10,000	242,589
Microbio Co. Ltd. (Taiwan)*	47,886	20,611
Natura Cosmeticos SA (Brazil)	1,100	16,231
Noevir Holdings Co. Ltd. (Japan)	300	16,438
Shiseido Co. Ltd. (Japan)	1,700	128,609
Unilever NV (United Kingdom), CVA	14,955	910,483
Unilever PLC (United Kingdom), ADR	25,638	1,588,787

		9,161,964

Pharmaceuticals — 1.9%
Adcock Ingram Holdings Ltd. (South Africa)	385	1,632
Allergan PLC	15,011	2,513,292
Ascendis Health Ltd. (South Africa)*	10,213	3,393
Aspen Pharmacare Holdings Ltd. (South Africa)	10,672	76,186
Astellas Pharma, Inc. (Japan)	183,400	2,616,659
AstraZeneca PLC (United Kingdom), ADR(a)	11,552	476,867
Bristol-Myers Squibb Co.	101,380	4,597,583
Catalent, Inc.*	12,346	669,277
China Animal Healthcare Ltd. (China)^*	24,000	31
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	34,000	20,876
China Medical System Holdings Ltd. (China)	46,000	42,177
China NT Pharma Group Co. Ltd. (China)	66,000	6,311
China Resources Pharmaceutical Group Ltd. (China), 144A	69,500	78,621
China Shineway Pharmaceutical Group Ltd. (China)	29,000	26,304
Chugai Pharmaceutical Co. Ltd. (Japan)	800	52,319
Consun Pharmaceutical Group Ltd. (China)	23,000	15,778
CSPC Pharmaceutical Group Ltd. (China)	70,000	112,936
Daiichi Sankyo Co. Ltd. (Japan)	3,700	193,564
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	96,000	17,823
Eisai Co. Ltd. (Japan)	1,000	56,637
Eli Lilly & Co.	16,530	1,831,359
Formosa Laboratories, Inc. (Taiwan)	6,000	7,324
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	4,000	18,054
H. Lundbeck A/S (Denmark)	689	27,199
Hanmi Science Co. Ltd. (South Korea)	520	30,703

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Pharmaceuticals (continued)
Hisamitsu Pharmaceutical Co., Inc. (Japan)	900	$35,565
Hypera SA (Brazil)	5,900	45,925
Jazz Pharmaceuticals PLC*	1,200	171,072
Johnson & Johnson	40,371	5,622,873
Kalbe Farma Tbk PT (Indonesia)	188,800	19,517
Kyowa Kirin Co. Ltd. (Japan)	2,700	48,701
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	6,422	21,405
Luye Pharma Group Ltd. (China), 144A	48,000	34,868
Mega Lifesciences PCL (Thailand)	11,900	13,588
Merck & Co., Inc.	31,986	2,682,026
Merck KGaA (Germany)	34,346	3,590,914
Mitsubishi Tanabe Pharma Corp. (Japan)	3,100	34,531
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,300	25,163
Nippon Shinyaku Co. Ltd. (Japan)	500	35,322
Novartis AG (Switzerland)	97,222	8,873,723
Novo Nordisk A/S (Denmark) (Class B Stock)	100,272	5,115,614
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	10,901
Ono Pharmaceutical Co. Ltd. (Japan)	4,300	77,184
Orion OYJ (Finland) (Class B Stock)	942	34,507
Otsuka Holdings Co. Ltd. (Japan)	6,600	215,612
Pfizer, Inc.	97,133	4,207,802
Phytohealth Corp. (Taiwan)*	10,000	6,267
Recordati SpA (Italy)	908	37,855
Richter Gedeon Nyrt (Hungary)	3,660	67,468
Roche Holding AG (Switzerland)	6,203	1,746,552
Rohto Pharmaceutical Co. Ltd. (Japan)	7,300	198,672
Sanofi (France)	13,679	1,182,191
Santen Pharmaceutical Co. Ltd. (Japan)	3,500	58,158
Sawai Pharmaceutical Co. Ltd. (Japan)	3,900	210,718
ScinoPharm Taiwan Ltd. (Taiwan)	10,986	8,815
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	12,500	37,916
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	27,000	20,105
Shanghai Haixin Group Co. (China) (Class B Stock)	33,400	14,592
Shionogi & Co. Ltd. (Japan)	85,800	4,950,878
Sihuan Pharmaceutical Holdings Group Ltd. (China)	264,000	59,613
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	13,200	8,309

COMMON STOCKS
(continued)	Shares	Value
Pharmaceuticals (continued)
SSY Group Ltd. (Hong Kong)	30,000	$27,105
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	8,000	8,570
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	1,400	26,592
Synmosa Biopharma Corp. (Taiwan)	11,832	11,523
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	600	46,196
Takeda Pharmaceutical Co. Ltd. (Japan)	5,898	209,580
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China)	21,200	19,511
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	33,000	39,399
Towa Pharmaceutical Co. Ltd. (Japan)	10,700	272,144
Tsumura & Co. (Japan)	1,800	50,253
TTY Biopharm Co. Ltd. (Taiwan)	8,000	21,831
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	6,876
UCB SA (Belgium)	8,021	665,137
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	5,800	29,017
YungShin Global Holding Corp. (Taiwan)	9,400	13,257
Zoetis, Inc.	3,227	366,232

		54,831,050

Professional Services — 0.6%
51job, Inc. (China), ADR*	300	22,650
Adecco Group AG (Switzerland)	82,885	4,982,919
Akka Technologies (France)	836	60,279
ALS Ltd. (Australia)	38,635	199,176
Amadeus Fire AG (Germany)	1,021	139,457
Applus Services SA (Spain)	10,249	139,416
ASGN, Inc.*	5,037	305,242
BayCurrent Consulting, Inc. (Japan)	400	15,475
Benefit One, Inc. (Japan)	1,200	20,757
Bureau Veritas SA (France)	2,558	63,180
China Index Holdings Ltd. (China), ADR*	1,940	6,887
CoStar Group, Inc.*	304	168,434
Equifax, Inc.	2,387	322,818
Experian PLC (United Kingdom)	98,290	2,978,339
Hays PLC (United Kingdom)	150,499	300,240
IHS Markit Ltd.*	9,617	612,795
Intertek Group PLC (United Kingdom)	1,176	82,183
Intertrust NV (Netherlands), 144A	9,109	188,096
IPH Ltd. (Australia)	10,143	52,991
ManpowerGroup, Inc.	8,898	859,547
Nielsen Holdings PLC	10,712	242,091
Nihon M&A Center, Inc. (Japan)	4,800	115,676
Nomura Co. Ltd. (Japan)	1,400	17,498

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Professional Services (continued)
Outsourcing, Inc. (Japan)	3,700	$45,062
Pasona Group, Inc. (Japan)	3,100	43,393
Recruit Holdings Co. Ltd. (Japan)	7,100	237,771
RELX PLC (United Kingdom)	10,636	258,279
SGS SA (Switzerland)	28	71,310
Sporton International, Inc. (Taiwan)	3,079	18,215
Tanseisha Co. Ltd. (Japan)	8,700	101,327
Thomson Reuters Corp. (Canada)	1,500	96,766
TransUnion	2,922	214,796
Verisk Analytics, Inc.	2,133	312,399
Wolters Kluwer NV (Netherlands)	52,326	3,809,943

		17,105,407

Real Estate Management & Development — 1.1%
Aedas Homes SAU (Spain), 144A*	9,178	219,012
Aeon Mall Co. Ltd. (Japan)	3,020	45,499
Aliansce Shopping Centers SA (Brazil)	2,800	17,821
Ascendas India Trust (Singapore), UTS	664,200	667,355
Azrieli Group Ltd. (Israel)	1,375	92,158
Bangkok Land PCL (Thailand)	718,500	40,337
Barwa Real Estate Co. (Qatar)	6,261	58,731
Bayside Land Corp. (Israel)	46	24,332
Beijing North Star Co. Ltd. (China) (Class H Stock)	66,000	24,852
BR Malls Participacoes SA (Brazil)	11,675	43,721
BR Properties SA (Brazil)	7,500	19,336
C C Land Holdings Ltd. (Hong Kong)	300,000	69,467
CA Immobilien Anlagen AG (Austria)	1,384	50,798
CapitaLand Ltd. (Singapore)	208,800	544,913
Carnival Group International Holdings Ltd. (Hong Kong)*	890,000	2,751
Castellum AB (Sweden)	48,526	928,958
Cathay Real Estate Development Co. Ltd. (Taiwan)	31,400	28,043
Central China Real Estate Ltd. (China)	86,000	38,104
China Dili Group (China)*	91,000	27,621
China Electronics Optics Valley Union Holding Co. Ltd. (China)	212,000	15,979
China Logistics Property Holdings Co. Ltd. (China), 144A*	112,000	41,127
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)*	23,324	70,998
China Overseas Land & Investment Ltd. (China)	196,000	722,871
China Resources Land Ltd. (China)	120,000	528,567
China SCE Group Holdings Ltd. (China)	189,000	91,371

COMMON STOCKS
(continued)	Shares	Value
Real Estate Management & Development (continued)
China South City Holdings Ltd. (China)	632,000	$93,043
China Vanke Co. Ltd. (China) (Class H Stock)	24,927	93,489
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	17,550
Chong Hong Construction Co. Ltd. (Taiwan)	6,820	19,635
City Developments Ltd. (Singapore)	48,300	338,094
CK Asset Holdings Ltd. (Hong Kong)	203,500	1,590,620
Country Group Development PCL (Thailand)*	580,100	20,240
Cushman & Wakefield PLC*	27,101	484,566
Daibiru Corp. (Japan)	1,300	12,116
Daito Trust Construction Co. Ltd. (Japan)	800	101,916
Daiwa House Industry Co. Ltd. (Japan)	30,300	884,483
Da-Li Development Co. Ltd. (Taiwan)	13,047	12,543
Deutsche Wohnen SE (Germany)	5,606	205,865
DIC Asset AG (Germany)	571	6,591
Dios Fastigheter AB (Sweden)	16,804	124,315
Emaar Malls PJSC (United Arab Emirates)	138,377	76,433
Entra ASA (Norway), 144A	41,213	632,975
EPP NV (Poland)	24,938	35,799
Etalon Group PLC (Russia), GDR	7,973	17,822
Fabege AB (Sweden)	4,458	67,038
Farglory Land Development Co. Ltd. (Taiwan)	19,000	25,261
First Capital Realty, Inc. (Canada)	3,800	63,432
Glorious Property Holdings Ltd. (Hong Kong)*	576,000	28,197
Goldcrest Co. Ltd. (Japan)	1,700	29,975
Guorui Properties Ltd. (China)	100,000	19,264
Hanson International Tbk PT (Indonesia)*	2,093,800	15,571
Hemfosa Fastigheter AB (Sweden)	31,816	300,737
Henderson Land Development Co. Ltd. (Hong Kong)	41,225	227,286
Highwealth Construction Corp. (Taiwan)	27,000	43,034
Hong Pu Real Estate Development Co. Ltd. (Taiwan)	14,000	9,553
Hongkong Land Holdings Ltd. (Hong Kong)	36,800	237,113
Hopefluent Group Holdings Ltd. (China)	74,000	21,473
Hopson Development Holdings Ltd. (China)	94,000	101,906

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Real Estate Management & Development (continued)
Huaku Development Co. Ltd. (Taiwan)	12,000	$32,944
Huang Hsiang Construction Corp. (Taiwan)	9,000	9,148
Hung Sheng Construction Ltd. (Taiwan)	38,400	25,738
Hysan Development Co. Ltd. (Hong Kong)	22,000	113,760
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	19,025
IMMOFINANZ AG (Austria)*	4,664	121,263
Instone Real Estate Group AG (Germany), 144A*	11,752	264,597
Intershop Holding AG (Switzerland)	121	61,697
Jiayuan International Group Ltd. (China)	66,000	29,185
Joy City Property Ltd. (China)	402,000	50,450
KEE TAI Properties Co. Ltd. (Taiwan)	64,000	25,586
Kennedy-Wilson Holdings, Inc.	6,989	143,764
Kerry Properties Ltd. (Hong Kong)	26,500	111,460
Klovern AB (Sweden) (Class B Stock)	12,900	20,288
Kungsleden AB (Sweden)	8,507	70,140
Kuoyang Construction Co. Ltd. (Taiwan)	43,000	17,376
LAMDA Development SA (Greece)*	2,277	23,361
Lendlease Group (Australia)	7,999	73,035
Lippo Karawaci Tbk PT (Indonesia)	1,142,400	21,353
LOG Commercial Properties e Participacoes SA (Brazil)	1,031	5,348
Logan Property Holdings Co. Ltd. (China)	66,000	107,095
LPN Development PCL (Thailand)	71,700	17,198
LSR Group PJSC (Russia), GDR	5,240	13,572
LVGEM China Real Estate Investment Co. Ltd. (China)	90,000	31,672
Midea Real Estate Holding Ltd. (China), 144A	15,600	39,897
Mingfa Group International Co. Ltd. (Hong Kong)^*	88,000	1
Mitsubishi Estate Co. Ltd. (Japan)	102,300	1,907,938
Mitsui Fudosan Co. Ltd. (Japan)	175,000	4,254,071
Multiplan Empreendimentos Imobiliarios SA (Brazil)	2,600	18,789
NEPI Rockcastle PLC (Romania)	12,487	114,679
Nexity SA (France)	955	41,278
Parque Arauco SA (Chile)	16,660	46,244
Platinum Group PCL (The) (Thailand)	95,800	19,836
Poly Property Group Co. Ltd. (China)	252,000	92,364

COMMON STOCKS
(continued)	Shares	Value
Real Estate Management & Development (continued)
Powerlong Real Estate Holdings Ltd. (China)	223,000	$111,298
Prince Housing & Development Corp. (Taiwan)	77,000	29,174
Property Perfect PCL (Thailand)	965,700	25,785
PSP Swiss Property AG (Switzerland)	342	39,981
Puradelta Lestari Tbk PT (Indonesia)	194,000	3,798
Quality Houses PCL (Thailand)	254,700	25,746
Radium Life Tech Co. Ltd. (Taiwan)*	68,260	29,940
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	85,239	74,694
Redco Group (China), 144A	52,000	22,598
Robinsons Land Corp. (Philippines)	59,011	30,320
Ronshine China Holdings Ltd. (China)*	59,000	73,023
Ruentex Development Co. Ltd. (Taiwan)	37,200	53,252
S IMMO AG (Austria)	982	21,274
SAMTY Co. Ltd. (Japan)	17,100	260,728
Sansiri PCL (Thailand)	564,600	27,246
SC Asset Corp. PCL (Thailand)	293,900	28,202
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	13,000	15,856
Shanghai Lingang Holdings Corp. Ltd. (China) (Class B Stock)	19,000	28,719
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	13,248	16,027
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	69,100	32,417
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	3,672
Shenzhen Investment Ltd. (China)	248,000	91,542
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)*	20,522	8,972
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	34,400	11,907
Shining Building Business Co. Ltd. (Taiwan)*	27,562	8,786
Shui On Land Ltd. (China)	443,500	102,861
Siam Future Development PCL (Thailand)	155,088	32,889
Sino-Ocean Group Holding Ltd. (China)	330,000	140,233
Sinyi Realty, Inc. (Taiwan)	18,658	19,330
Skyfame Realty Holdings Ltd. (China)	76,000	11,962
SM Prime Holdings, Inc. (Philippines)	121,700	88,039
SOHO China Ltd. (China)	175,000	62,000
Sonae Sierra Brasil SA (Brazil)	2,400	18,675

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Real Estate Management & Development (continued)
St. Modwen Properties PLC (United Kingdom)	2,340	$13,019
Sumitomo Realty & Development Co. Ltd. (Japan)	119,000	4,254,941
Sun Hung Kai Properties Ltd. (Hong Kong)	123,000	2,086,759
Sunshine 100 China Holdings Ltd. (China), 144A*	121,000	23,415
Supalai PCL (Thailand)	38,400	29,436
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	172,472
Swire Properties Ltd. (Hong Kong)	31,600	127,631
TAG Immobilien AG (Germany)	16,087	372,052
Taiwan Land Development Corp. (Taiwan)*	59,882	18,568
Times China Holdings Ltd. (China)	41,000	82,157
TOC Co. Ltd. (Japan)	10,600	63,757
Tokyo Tatemono Co. Ltd. (Japan)	19,500	217,101
Tosei Corp. (Japan)	9,100	82,283
United Development Co. QSC (Qatar)	7,731	29,417
Vista Land & Lifescapes, Inc. (Philippines)	152,800	21,207
Vonovia SE (Germany)	38,072	1,819,441
WHA Corp. PCL (Thailand)	211,350	33,356
Wheelock & Co. Ltd. (Hong Kong)	6,000	43,101
Xinyuan Real Estate Co. Ltd. (China), ADR	6,000	25,080
Yanlord Land Group Ltd. (Singapore)	407,000	388,439
Yuexiu Property Co. Ltd. (China)	540,000	122,448
Yuzhou Properties Co. Ltd. (China)	140,727	66,245
Zall Smart Commerce Group Ltd. (China)*	158,000	21,232
Zhenro Properties Group Ltd. (China)	64,000	40,992

		30,022,304

Road & Rail — 1.1%
Aurizon Holdings Ltd. (Australia)	21,296	80,795
BTS Group Holdings PCL (Thailand)	126,300	49,444
Canadian National Railway Co. (Canada)	5,200	481,264
Canadian Pacific Railway Ltd. (Canada)	10,100	2,378,789
CAR, Inc. (China)*	16,000	12,700
Central Japan Railway Co. (Japan)	27,000	5,412,356
CJ Logistics Corp. (South Korea)*	333	38,884
ComfortDelGro Corp. Ltd. (Singapore)	29,500	58,054

COMMON STOCKS
(continued)	Shares	Value
Road & Rail (continued)
Cosan Logistica SA (Brazil)*	2,900	$13,367
CSX Corp.	7,634	590,643
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	44,100	22,500
DSV A/S (Denmark)	1,230	120,841
East Japan Railway Co. (Japan)	57,800	5,416,269
Fukuyama Transporting Co. Ltd. (Japan)	1,600	57,906
Globaltrans Investment PLC (Russia), GDR	4,514	42,098
Guangshen Railway Co. Ltd. (China) (Class H Stock)	76,000	25,948
Hankyu Hanshin Holdings, Inc. (Japan)	4,400	157,797
J.B. Hunt Transport Services, Inc.	1,870	170,937
Kansas City Southern	3,077	374,840
Keikyu Corp. (Japan)	2,500	43,089
Keio Corp. (Japan)	1,500	98,878
Keisei Electric Railway Co. Ltd. (Japan)	2,100	76,644
Kintetsu Group Holdings Co. Ltd. (Japan)	1,500	71,888
Localiza Rent a Car SA (Brazil)	2,785	29,511
MTR Corp. Ltd. (Hong Kong)	15,230	102,494
Nagoya Railroad Co. Ltd. (Japan)	2,700	74,769
Nankai Electric Railway Co. Ltd. (Japan)	6,500	158,177
Nikkon Holdings Co. Ltd. (Japan)	8,200	188,453
Nippon Express Co. Ltd. (Japan)	1,500	79,935
Nobina AB (Sweden), 144A	2,291	14,236
Norfolk Southern Corp.	26,021	5,186,766
Odakyu Electric Railway Co. Ltd. (Japan)	3,200	78,425
Old Dominion Freight Line, Inc.	3,741	558,382
PKP Cargo SA (Poland)*	3,308	38,529
Sankyu, Inc. (Japan)	800	42,097
Seibu Holdings, Inc. (Japan)	3,900	65,087
Seino Holdings Co. Ltd. (Japan)	22,700	302,472
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	5,400	5,614
Tobu Railway Co. Ltd. (Japan)	3,700	107,986
Tokyu Corp. (Japan)	7,200	127,896
Union Pacific Corp.	52,642	8,902,289
West Japan Railway Co. (Japan)	2,700	218,613

		32,077,662

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	6,709	757,245
ASE Technology Holding Co. Ltd. (Taiwan)	159,500	316,073
ASM International NV (Netherlands)	3,547	231,099
ASML Holding NV (Netherlands)	2,902	605,433
BE Semiconductor Industries NV (Netherlands)	18,136	467,874

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	11,187	$3,220,290
Chen Full International Co. Ltd. (Taiwan)	15,000	20,303
ChipMOS Technologies, Inc. (Taiwan)	35,396	27,270
Cree, Inc.*	6,104	342,923
Cypress Semiconductor Corp.	15,817	351,770
Daqo New Energy Corp. (China), ADR*	500	21,185
Dialog Semiconductor PLC (United Kingdom)*	2,463	99,345
Entegris, Inc.	8,398	313,413
Everlight Electronics Co. Ltd. (Taiwan)	24,000	22,458
Formosa Advanced Technologies Co. Ltd. (Taiwan)	14,000	16,055
GCL-Poly Energy Holdings Ltd. (China)*	1,447,000	79,949
Global Lighting Technologies, Inc. (Taiwan)	16,000	23,513
Greatek Electronics, Inc. (Taiwan)	15,000	20,794
Holtek Semiconductor, Inc. (Taiwan)	9,000	20,799
Infineon Technologies AG (Germany)	35,406	624,841
Intel Corp.	127,400	6,098,638
King Yuan Electronics Co. Ltd. (Taiwan)	49,000	42,420
Marvell Technology Group Ltd.	11,894	283,910
Maxim Integrated Products, Inc.	3,477	207,994
Megachips Corp. (Japan)	2,400	30,396
Melexis NV (Belgium)	343	23,253
Mellanox Technologies Ltd.*	317	35,082
MKS Instruments, Inc.	3,692	287,570
Novatek Microelectronics Corp. (Taiwan)	12,000	66,975
NuFlare Technology, Inc. (Japan)	100	6,174
NXP Semiconductors NV (Netherlands)	4,934	481,608
Powertech Technology, Inc. (Taiwan)	28,000	68,625
Qorvo, Inc.*	43,841	2,920,249
QUALCOMM, Inc.	2,512	191,088
Radiant Opto-Electronics Corp. (Taiwan)	19,000	63,759
Semiconductor Manufacturing International Corp. (China)*	115,300	128,724
Semtech Corp.*	4,742	227,853
Shinko Electric Industries Co. Ltd. (Japan)	9,000	76,477
Silergy Corp. (China)	16,000	314,306
Silicon Laboratories, Inc.*	3,901	403,363
Silicon Motion Technology Corp. (Taiwan), ADR	1,100	48,818
Siltronic AG (Germany)	8,974	655,978
SK Hynix, Inc. (South Korea)	10,888	655,432

COMMON STOCKS
(continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Sonix Technology Co. Ltd. (Taiwan)	12,000	$12,199
STMicroelectronics NV (Switzerland)	5,845	103,737
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	73,000	2,859,410
Teradyne, Inc.	4,728	226,519
Texas Instruments, Inc.	13,059	1,498,651
Topco Scientific Co. Ltd. (Taiwan)	5,762	15,508
United Microelectronics Corp. (Taiwan)	786,000	353,350
Xilinx, Inc.	10,130	1,194,530
Xinyi Solar Holdings Ltd. (China)	76,000	37,528
Youngtek Electronics Corp. (Taiwan)	12,130	16,994

		27,219,750

Software — 2.0%
Altair Engineering, Inc. (Class A Stock)*	3,647	147,302
Altium Ltd. (Australia)	58,235	1,394,265
Asseco Poland SA (Poland)	4,668	66,653
Atlassian Corp PLC (Class A Stock)*	230	30,093
AVEVA Group PLC (United Kingdom)	1,772	90,930
Bottomline Technologies DE, Inc.*	3,251	143,824
Broadleaf Co. Ltd. (Japan)	3,800	18,798
Cadence Design Systems, Inc.*	13,763	974,558
Check Point Software Technologies Ltd. (Israel)*(a)	1,012	116,997
Cheetah Mobile, Inc. (China), ADR*	5,800	20,590
Citrix Systems, Inc.	36,419	3,574,161
CommVault Systems, Inc.*	7,013	347,985
Computer Engineering & Consulting Ltd. (Japan)	2,400	52,923
Cornerstone OnDemand, Inc.*	7,330	424,627
Cyberlink Corp. (Taiwan)	11,000	27,585
Dassault Systemes SE (France)	16,932	2,703,905
Digital Arts, Inc. (Japan)	200	17,632
ForeScout Technologies, Inc.*	4,182	141,603
Fuji Soft, Inc. (Japan)	2,700	118,314
Intuit, Inc.	3,124	816,395
IRESS Ltd. (Australia)	20,607	201,468
Linx SA (Brazil)	1,900	17,531
Logo Yazilim Sanayi Ve Ticaret A/S (Turkey)*	1,842	13,300
Micro Focus International PLC (United Kingdom)	2,470	64,794
Microsoft Corp.	108,093	14,480,138
Miroku Jyoho Service Co. Ltd. (Japan)	1,400	44,044
National Agricultural Holdings Ltd. (China)^*	100,000	—

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Software (continued)
Nemetschek SE (Germany)	8,655	$522,396
New Relic, Inc.*	1,946	168,348
Nuance Communications, Inc.*	22,218	354,821
OBIC Business Consultants Co. Ltd. (Japan)	3,300	150,197
Open Text Corp. (Canada)	83,500	3,445,718
Oracle Corp.	72,642	4,138,415
Palo Alto Networks, Inc.*	24,861	5,065,677
Paylocity Holding Corp.*	2,936	275,456
Proofpoint, Inc.*	3,356	403,559
PTC, Inc.*	5,033	451,762
Sage Group PLC (The) (United Kingdom)	11,135	113,594
salesforce.com, Inc.*	23,381	3,547,599
SAP SE (Germany)	8,050	1,105,961
ServiceNow, Inc.*	19,664	5,399,144
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	9,360	17,036
SimCorp A/S (Denmark)	10,932	1,058,019
Software AG (Germany)	10,721	368,667
SS&C Technologies Holdings, Inc.	2,731	157,333
Symantec Corp.	14,716	320,220
Synopsys, Inc.*	2,740	352,611
Systena Corp. (Japan)	2,100	34,476
Temenos AG (Switzerland)*	17,326	3,102,653
Teradata Corp.*	7,061	253,137
TOTVS SA (Brazil)	1,286	14,732
Trend Micro, Inc. (Japan)	1,000	44,564
VMware, Inc. (Class A Stock)	3,412	570,521

		57,487,031

Specialty Retail — 0.5%
Aaron’s, Inc.	2,314	142,103
Abercrombie & Fitch Co. (Class A Stock)	3,592	57,616
Accent Group Ltd. (Australia)	49,866	48,627
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	18,653
Advance Auto Parts, Inc.	1,581	243,695
Alpen Co. Ltd. (Japan)	8,900	125,938
Arcland Sakamoto Co. Ltd. (Japan)	2,500	30,684
AutoZone, Inc.*	2,145	2,358,363
Bilia AB (Sweden) (Class A Stock)	9,835	88,808
Burlington Stores, Inc.*	3,137	533,760
CarMax, Inc.*(a)	5,000	434,150
Cashbuild Ltd. (South Africa)	1,238	23,430
China Rundong Auto Group Ltd. (China), 144A*	39,000	2,876
China Yongda Automobiles Services Holdings Ltd. (China)	77,000	70,866
Fast Retailing Co. Ltd. (Japan)	300	181,844
Five Below, Inc.*	2,545	305,451
Fnac Darty SA (France)*	423	31,447
Foot Locker, Inc.	837	35,087
Gap, Inc. (The)	7,108	127,731

COMMON STOCKS
(continued)	Shares	Value
Specialty Retail (continued)
GOME Retail Holdings Ltd. (China)*	899,000	$96,946
Grand Baoxin Auto Group Ltd. (China)*	472,500	195,790
Hengdeli Holdings Ltd. (Hong Kong)	324,000	16,814
Hennes & Mauritz AB (Sweden) (Class B Stock)	7,066	125,646
Home Depot, Inc. (The)	1,562	324,849
Home Product Center PCL (Thailand)	57,248	32,667
Hotai Motor Co. Ltd. (Taiwan)	8,000	131,050
Industria de Diseno Textil SA (Spain)	6,283	188,984
JD Sports Fashion PLC (United Kingdom)	73,092	544,839
Joshin Denki Co. Ltd. (Japan)	300	5,933
JUMBO SA (Greece)	3,774	72,922
Kingfisher PLC (United Kingdom)	74,788	203,908
K’s Holdings Corp. (Japan)	46,900	443,569
Lewis Group Ltd. (South Africa)	10,432	24,793
Lowe’s Cos., Inc.	27,438	2,768,769
M.Video PJSC (Russia)*	2,780	18,786
National Vision Holdings, Inc.*	916	28,149
Nextage Co. Ltd. (Japan)	2,900	29,379
Nitori Holdings Co. Ltd. (Japan)	700	92,912
Nojima Corp. (Japan)	3,200	52,275
O’Reilly Automotive, Inc.*	3,312	1,223,188
Pepkor Holdings Ltd. (South Africa), 144A	24,766	31,673
Petrobras Distribuidora SA (Brazil)	4,700	30,587
Pou Sheng International Holdings Ltd. (Hong Kong)	160,000	37,053
Ross Stores, Inc.	5,283	523,651
Senao International Co. Ltd. (Taiwan)	12,000	12,780
Shimamura Co. Ltd. (Japan)	600	44,847
Siam Global House PCL (Thailand)	40,361	23,308
Super Group Ltd. (South Africa)*	15,603	36,448
Super Retail Group Ltd. (Australia)	25,381	146,724
Symphony Holdings Ltd. (Hong Kong)	330,000	39,121
Tiffany & Co.(a)	1,925	180,257
TJX Cos., Inc. (The)	18,439	975,054
Tractor Supply Co.	1,826	198,669
Truworths International Ltd. (South Africa)	9,060	45,072
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	25,000	15,174
Ulta Beauty, Inc.*	775	268,840
USS Co. Ltd. (Japan)	1,700	33,569
WH Smith PLC (United Kingdom)	2,525	63,200
Williams-Sonoma, Inc.	1,773	115,245
Yamada Denki Co. Ltd. (Japan)	19,300	85,458
Yellow Hat Ltd. (Japan)	2,400	32,077

		14,422,104

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 1.5%
Advantech Co. Ltd. (Taiwan)	5,555	$47,289
Apple, Inc.	176,136	34,860,837
Asustek Computer, Inc. (Taiwan)	41,000	294,605
Aten International Co. Ltd. (Taiwan)	6,000	17,897
Axiomtek Co. Ltd. (Taiwan)	5,000	9,289
Canon, Inc. (Japan)	15,500	452,668
Chicony Electronics Co. Ltd. (Taiwan)	18,778	46,295
Clevo Co. (Taiwan)*	71,000	70,907
Compal Electronics, Inc. (Taiwan)*	254,000	166,642
Dell Technologies, Inc. (Class C Stock)*	9,046	459,537
FUJIFILM Holdings Corp. (Japan)	8,100	411,952
Getac Technology Corp. (Taiwan)	14,000	21,045
Gigabyte Technology Co. Ltd. (Taiwan)	26,000	44,676
Ibase Technology, Inc. (Taiwan)	10,355	15,083
IEI Integration Corp. (Taiwan)	14,094	15,099
Inventec Corp. (Taiwan)	130,000	103,506
Jess-Link Products Co. Ltd. (Taiwan)	8,250	8,254
Konica Minolta, Inc. (Japan)	12,300	120,176
Legend Holdings Corp. (China) (Class H Stock), 144A	69,900	164,812
Lenovo Group Ltd. (China)	124,000	96,052
Lite-On Technology Corp. (Taiwan)	76,261	111,604
Meitu, Inc. (China), 144A*	33,000	10,680
Mitac Holdings Corp. (Taiwan)	42,921	43,014
Neopost SA (France)	1,725	36,926
Netronix, Inc. (Taiwan)*	2,000	2,991
Pegatron Corp. (Taiwan)	130,000	225,081
Qisda Corp. (Taiwan)	68,000	44,114
Quanta Computer, Inc. (Taiwan)	93,000	180,961
Ricoh Co. Ltd. (Japan)	17,600	176,161
Samsung Electronics Co. Ltd. (South Korea)	79,597	3,239,161
Sunrex Technology Corp. (Taiwan)	34,277	20,941
Transcend Information, Inc. (Taiwan)	5,000	11,533
Wistron Corp. (Taiwan)	152,106	118,732

		41,648,520

Textiles, Apparel & Luxury Goods — 0.8%
361 Degrees International Ltd. (China)	99,000	19,636
adidas AG (Germany)	18,223	5,630,512
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,987	6,382
ANTA Sports Products Ltd. (China)	12,000	82,588
Asics Corp. (Japan)	3,200	34,771

COMMON STOCKS
(continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Best Pacific International Holdings Ltd. (China)	32,000	$11,037
Bosideng International Holdings Ltd. (Hong Kong)	182,000	50,706
C.banner International Holdings Ltd. (China)*	58,000	2,448
Canada Goose Holdings, Inc. (Canada)*	590	22,851
Capri Holdings Ltd.*	5,478	189,977
CCC SA (Poland)	714	32,274
China Dongxiang Group Co. Ltd. (China)	550,000	67,546
China Lilang Ltd. (China)	26,000	23,924
Cia Hering (Brazil)	1,300	10,156
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)*	100,000	22,560
Columbia Sportswear Co.	2,427	243,088
Cosmo Lady China Holdings Co. Ltd. (China), 144A	79,000	18,131
De Licacy Industrial Co. Ltd. (Taiwan)	23,606	19,926
Eclat Textile Co. Ltd. (Taiwan)	4,000	51,391
EssilorLuxottica SA (France)	1,169	152,456
Everest Textile Co. Ltd. (Taiwan)*	24,398	8,959
Feng TAY Enterprise Co. Ltd. (Taiwan)	6,896	53,907
FF Group (Greece)*	5,768	14,189
Fila Korea Ltd. (South Korea)	590	39,317
Formosa Taffeta Co. Ltd. (Taiwan)	49,000	61,714
Fuguiniao Co. Ltd. (China) (Class H Stock)^*	50,000	1
Gildan Activewear, Inc. (Canada)	1,800	69,661
Guararapes Confeccoes SA (Brazil)	2,700	11,433
Hermes International (France)	141	101,766
Kering SA (France)	9,159	5,405,167
Kontoor Brands, Inc.*	241	6,753
Kurabo Industries Ltd. (Japan)	6,100	108,886
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	4,300	15,076
Lealea Enterprise Co. Ltd. (Taiwan)	41,258	12,847
Levi Strauss & Co. (Class A Stock)*	15,378	321,093
Li Ning Co. Ltd. (China)	34,291	80,928
Li Peng Enterprise Co. Ltd. (Taiwan)	101,650	23,957
Lululemon Athletica, Inc.*	1,069	192,645
Luthai Textile Co. Ltd. (China) (Class B Stock)	16,100	16,385
LVMH Moet Hennessy Louis Vuitton SE (France)	1,565	666,351
Makalot Industrial Co. Ltd. (Taiwan)	3,731	25,302

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
MC Group PCL (Thailand)	30,600	$7,889
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	10,554
NIKE, Inc. (Class B Stock)	17,378	1,458,883
Onward Holdings Co. Ltd. (Japan)	7,800	43,068
Paiho Shih Holdings Corp. (Taiwan)	7,128	11,393
Pan Brothers Tbk PT (Indonesia)	461,700	18,623
Pandora A/S (Denmark)	1,725	61,272
Pou Chen Corp. (Taiwan)	139,000	172,324
PRADA SpA (Italy)	9,400	29,221
PVH Corp.	5,891	557,524
Ralph Lauren Corp.	36,686	4,167,163
Roo Hsing Co. Ltd. (Taiwan)*	27,000	12,196
Ruentex Industries Ltd. (Taiwan)	26,600	64,782
Seiko Holdings Corp. (Japan)	7,000	142,660
Shenzhou International Group Holdings Ltd. (China)	10,800	148,717
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	15,998
Tainan Spinning Co. Ltd. (Taiwan)	164,143	64,770
Tapestry, Inc.	6,708	212,845
Toung Loong Textile Manufacturing (Taiwan)	5,000	8,164
VF Corp.	3,921	342,499
Wacoal Holdings Corp. (Japan)	6,200	161,091
Xtep International Holdings Ltd. (China)	39,500	23,827
Youngone Corp. (South Korea)	736	23,767
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	13,500	36,989
Zig Sheng Industrial Co. Ltd. (Taiwan)	62,000	17,665

		21,742,581

Thrifts & Mortgage Finance — 0.0%
Aareal Bank AG (Germany)	6,499	171,547
Deutsche Pfandbriefbank AG (Germany), 144A	22,736	274,420
Genworth MI Canada, Inc. (Canada)(a)	1,400	44,302
MGIC Investment Corp.*	15,115	198,611
OneSavings Bank PLC (United Kingdom)	6,779	31,283
Paragon Banking Group PLC (United Kingdom)	12,227	68,202
Washington Federal, Inc.	5,911	206,471

		994,836

Tobacco — 0.5%
Altria Group, Inc.	43,946	2,080,843
British American Tobacco PLC (United Kingdom)	37,265	1,302,897
British American Tobacco PLC (United Kingdom), ADR	5,070	176,791
Gudang Garam Tbk PT (Indonesia)	4,900	26,674

COMMON STOCKS
(continued)	Shares	Value
Tobacco (continued)
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	100,300	$22,319
Imperial Brands PLC (United Kingdom)	118,088	2,771,891
Japan Tobacco, Inc. (Japan)	13,100	289,105
KT&G Corp. (South Korea)	1,679	142,847
Philip Morris International, Inc.	54,361	4,268,969
Swedish Match AB (Sweden)	40,664	1,716,300

		12,798,636

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	3,649	189,784
AKR Corporindo Tbk PT (Indonesia)	43,200	12,519
Barloworld Ltd. (South Africa)	5,622	50,955
Beacon Roofing Supply, Inc.*	7,025	257,958
Bunzl PLC (United Kingdom)	4,214	111,209
China Aircraft Leasing Group Holdings Ltd. (China)	8,000	8,453
Chori Co. Ltd. (Japan)	1,200	19,151
Cramo OYJ (Finland)	7,293	173,170
Daiichi Jitsugyo Co. Ltd. (Japan)	1,000	28,613
Diploma PLC (United Kingdom)	6,940	135,060
Fastenal Co.	7,347	239,439
Ferguson PLC	2,267	161,383
Ferreycorp SAA (Peru)	83,782	57,503
Greater China Financial Holdings Ltd. (China)*	540,000	13,231
Hudaco Industries Ltd. (South Africa)	991	8,542
Invicta Holdings Ltd. (South Africa)	2,184	3,728
ITOCHU Corp. (Japan)	32,600	623,935
Kanamoto Co. Ltd. (Japan)	2,000	51,794
Kanematsu Corp. (Japan)	1,100	12,202
Lumax International Corp. Ltd. (Taiwan)	8,100	19,096
Marubeni Corp. (Japan)	49,400	327,742
Mitsubishi Corp. (Japan)	36,400	961,094
Mitsui & Co. Ltd. (Japan)	212,000	3,457,744
Rexel SA (France)	2,985	37,912
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China)	15,500	23,065
Sojitz Corp. (Japan)	31,400	101,017
Sumitomo Corp. (Japan)	34,000	516,222
Trencor Ltd. (South Africa)*	13,094	20,440
Trusco Nakayama Corp. (Japan)	300	6,437
Univar, Inc.*	11,580	255,223
W.W. Grainger, Inc.	836	224,240
Wakita & Co. Ltd. (Japan)	5,000	48,445
Watsco, Inc.	1,266	207,029

		8,364,335

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	505	100,134
Aeroports de Paris (France)	382	67,427
Airports of Thailand PCL (Thailand)	43,400	104,125

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Transportation Infrastructure (continued)
Anhui Expressway Co. Ltd. (China) (Class H Stock)	14,000	$8,628
ASTM SpA (Italy)	2,967	95,838
Atlantia SpA (Italy)	4,876	127,130
Auckland International Airport Ltd. (New Zealand)	8,048	53,159
Bangkok Expressway & Metro PCL (Thailand)	134,100	49,873
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	128,000	112,387
CCR SA (Brazil)	12,700	45,344
China Merchants Port Holdings Co. Ltd. (China)	74,000	125,939
COSCO SHIPPING International Hong Kong Co. Ltd. (China)	100,000	31,728
COSCO SHIPPING Ports Ltd. (China)	134,000	132,312
EcoRodovias Infraestrutura e Logistica SA (Brazil)	5,200	14,449
Enav SpA (Italy), 144A	74,852	424,896
Evergreen International Storage & Transport Corp. (Taiwan)	56,000	25,718
Flughafen Wien AG (Austria)	1,371	61,566
Flughafen Zurich AG (Switzerland)	7,263	1,368,569
Grindrod Ltd. (South Africa)	44,152	18,986
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	4,800	29,332
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	3,800	39,572
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	232	37,610
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	33,000	26,061
International Container Terminal Services, Inc. (Philippines)	6,110	17,418
Jasa Marga Persero Tbk PT (Indonesia)	43,500	17,637
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	26,000	37,020
Kamigumi Co. Ltd. (Japan)	2,500	59,244
Mitsubishi Logistics Corp. (Japan)	3,000	82,655
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	4,085	40,668
Promotora y Operadora de Infraestructura SAB de CV (Mexico) (Class L Stock)	1,700	10,628
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	146,000	106,265
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)	188,500	36,708
Regal International Airport Group Co. Ltd. (China)	34,000	24,354

COMMON STOCKS
(continued)	Shares	Value
Transportation Infrastructure (continued)
Santos Brasil Participacoes SA (Brazil)	10,500	$11,922
SATS Ltd. (Singapore)	12,500	48,209
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	20,000	24,033
Shenzhen International Holdings Ltd. (China)	43,861	87,284
Sociedad Matriz SAAM SA (Chile)	513,004	50,723
Societa Iniziative Autostradali e Servizi SpA (Italy)	5,626	104,354
Sumitomo Warehouse Co. Ltd. (The) (Japan)	6,100	78,048
Taiwan High Speed Rail Corp. (Taiwan)	52,000	76,657
TAV Havalimanlari Holding A/S (Turkey)	3,414	15,955
Transurban Group (Australia)	5,084	52,653
Yuexiu Transport Infrastructure Ltd. (China)	16,000	13,072
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	176,000	185,487

		4,281,777

Water Utilities — 0.0%
Aguas Andinas SA (Chile) (Class A Stock)	37,613	22,203
American Water Works Co., Inc.(a)	2,583	299,628
Athens Water Supply & Sewage Co. SA (Greece)	2,769	23,049
Beijing Enterprises Water Group Ltd. (China)*	206,000	122,514
China Water Affairs Group Ltd. (Hong Kong)	40,000	39,379
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	7,400	90,058
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	1,500	26,211
Cia de Saneamento do Parana (Brazil), UTS	4,000	84,116
Guangdong Investment Ltd. (China)	78,000	154,364
Inversiones Aguas Metropolitanas SA (Chile)	4,493	6,962
Manila Water Co., Inc. (Philippines)	58,500	28,649
Severn Trent PLC (United Kingdom)	2,122	55,164
SIIC Environment Holdings Ltd. (Singapore)	123,020	25,004
TTW PCL (Thailand)	66,800	30,921
United Utilities Group PLC (United Kingdom)	8,561	85,076

		1,093,298

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS
(continued)	Shares	Value
Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	16,600	$118,005
America Movil SAB de CV (Mexico) (Class L Stock), ADR	23,465	341,650
China Mobile Ltd. (China)	284,500	2,586,458
Empresa Nacional de Telecomunicaciones SA (Chile)	7,443	75,792
Far EasTone Telecommunications Co. Ltd. (Taiwan)	27,000	68,069
KDDI Corp. (Japan)	105,600	2,685,014
Millicom International Cellular SA (Colombia), SDR	566	31,861
NTT DOCOMO, Inc. (Japan)	109,900	2,563,303
PLDT, Inc. (Philippines), ADR	2,445	60,685
Rogers Communications, Inc. (Canada) (Class B Stock)	2,900	155,237
SK Telecom Co. Ltd. (South Korea)	853	191,109
SoftBank Group Corp. (Japan)	60,800	2,918,021
Sprint Corp.*	16,485	108,306
Taiwan Mobile Co. Ltd. (Taiwan)	26,000	102,480
Tele2 AB (Sweden) (Class B Stock)	2,185	31,897
Telephone & Data Systems, Inc.	6,740	204,896
TIM Participacoes SA (Brazil), ADR	2,460	36,826
T-Mobile US, Inc.*	7,561	560,573
Turkcell Iletisim Hizmetleri A/S (Turkey)	18,222	40,279
VEON Ltd. (Russia), ADR	27,300	76,440
Vodacom Group Ltd. (South Africa)	12,853	109,357
Vodafone Group PLC (United Kingdom), ADR	63,188	1,031,860
XL Axiata Tbk PT (Indonesia)*	135,800	28,681

		14,126,799

TOTAL COMMON STOCKS (cost $1,365,420,504)		1,441,887,757

EXCHANGE-TRADED FUNDS — 1.0%
iShares iBoxx High Yield Corporate Bond ETF	159,968	13,946,010
iShares MSCI India ETF(a)	174,406	6,156,532
iShares MSCI Malaysia ETF(a)	76,474	2,273,572
iShares MSCI South Korea ETF	89,594	5,363,993

TOTAL EXCHANGE-TRADED FUNDS (cost $27,098,662)		27,740,107

PREFERRED STOCKS — 0.1%
Airlines — 0.0%
Azul SA (Brazil) (PRFC)*	2,500	28,073

Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	1,484	110,992

PREFERRED STOCKS (continued)	Shares	Value
Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	6,300	$31,533
Banco Davivienda SA (Colombia) (PRFC)	17,692	222,864
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	28,368
Itau Unibanco Holding SA (Brazil) (PRFC)	90,374	852,210
Itausa - Investimentos Itau SA (Brazil) (PRFC)	141,395	475,741

		1,610,716

Beverages — 0.0%
Coca-Cola Embonor SA (Chile) (PRFC B)	19,831	45,069
Embotelladora Andina SA (Chile) (PRFC B)	8,908	32,167

		77,236

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	5,600	51,290

Construction Materials — 0.0%
STO SE & Co. KGaA (Germany) (PRFC)	218	24,474

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	9,991	98,371

Electric Utilities — 0.0%
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	8,600	55,453
Cia Paranaense de Energia (Brazil) (PRFC)	4,600	58,531

		113,984

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	3,000	73,829

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,112	206,380

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	6,000	42,360

Industrial Conglomerates — 0.0%
CJ Corp. (South Korea) (PRFC)^*	156	4,954

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	1,934	59,741
Marcopolo SA (Brazil) (PRFC)	19,500	19,602

		79,343

Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	6,300	53,961
Cia Ferro Ligas da Bahia - FERBASA (Brazil) (PRFC)	2,200	12,558

		66,519

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	4,900	$21,080

Oil, Gas & Consumable Fuels — 0.0%
Bashneft PJSC (Russia) (PRFC)	3,844	99,920
Surgutneftegas PJSC (Russia) (PRFC)	865,500	586,413
Tatneft PJSC (Russia) (PRFC)	3,800	38,422
Transneft PJSC (Russia) (PRFC)	218	572,702

		1,297,457

Textiles, Apparel & Luxury Goods — 0.0%
Alpargatas SA (Brazil) (PRFC)	5,300	28,474

TOTAL PREFERRED STOCKS (cost $3,471,813)		3,935,532

	Units

RIGHTS* — 0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/08/19	26,561	41,680

Diversified Financial Services — 0.0%
Zhengqi Financial Holdings Corp. (China)^	7,900	—

Machinery — 0.0%
CIMC Vehicle Group Co., Ltd.^	489	—

Media — 0.0%
Media General, Inc., CVR^	2,019	—

Real Estate Management & Development — 0.0%
Lippo Karawaci Tbk, expiring 07/10/19	2,399,040	4,934

TOTAL RIGHTS (cost $48,876)		46,614

WARRANTS* — 0.0%
Building Products — 0.0%
Dynasty Ceramic PCL (Thailand), expiring 05/07/21	93,360	2,283

Independent Power & Renewable Electricity Producers — 0.0%
Super Energy Corp. PCL (Thailand), expiring 08/31/20	105,360	172

Media — 0.0%
VGI Global Media PCL (Thailand), expiring 09/09/22	19,780	580

Real Estate Management & Development — 0.0%
Country Group Development PCL (Thailand), expiring 06/26/21	116,020	567

Road & Rail — 0.0%
BTS Group Holdings PCL (Thailand), expiring 11/29/19	38,455	1,919

TOTAL WARRANTS (cost $—)		5,521

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 5.1%
Automobiles — 0.3%
Chesapeake Funding LLC (Canada),
Series 2017-02A, Class A1, 144A
1.990%	05/15/29	3,239	$3,231,431
Mercedes-Benz Master Owner Trust,
Series 2017-BA, Class A, 144A, 1 Month LIBOR + 0.420%
2.814%(c)	05/16/22	5,400	5,408,668

			8,640,099

Collateralized Loan Obligations — 2.1%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420%
3.999%(c)	05/01/26	7,644	7,658,798
AIMCO CLO (Cayman Islands),
Series 2017-AA, Class A, 144A, 3 Month LIBOR + 1.260%
3.852%(c)	07/20/29	5,750	5,754,688
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class A, 144A, 3 Month LIBOR + 1.050%
3.632%(c)	01/28/31	7,450	7,399,307
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	07/15/29	6,500	6,503,821
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850%
3.432%(c)	01/27/28	6,650	6,622,816
Crown Point CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1AR, 144A, 3 Month LIBOR + 0.910%
3.507%(c)	12/31/27	8,650	8,625,406
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 144A, 3 Month LIBOR + 1.100%
3.692%(c)	07/20/31	9,550	9,477,442
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.390%
3.982%(c)	01/23/29	2,000	1,999,370
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890%
3.487%(c)	04/15/29	2,780	2,764,978
Voya CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.230%
3.822%(c)	07/20/30	2,900	2,909,433

			59,716,059

Credit Cards — 0.1%
Golden Credit Card Trust (Canada),
Series 2017-02A, Class A, 144A
1.980%	04/15/22	2,000	1,992,872

Other — 0.7%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL4, Class A, 144A, 1 Month LIBOR + 1.050%
3.444%(c)	09/15/35	8,700	8,709,568
KREF Ltd.,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 1.100%
3.494%(c)	06/15/36	4,275	4,285,839

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
Orec Ltd. (Cayman Islands),
Series 2018-CRE1, Class A, 144A, 1 Month LIBOR + 1.180%
3.574%(c)	06/15/36	2,550	$2,547,313
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 144A, 1 Month LIBOR + 0.850%
3.280%(c)	06/25/35	1,510	1,510,347
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL2, Class A, 144A, 1 Month LIBOR + 1.130%
3.524%(c)	11/15/37	3,800	3,810,649

			20,863,716

Student Loans — 1.9%
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700%
3.104%(c)	07/25/56	1,301	1,287,790
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800%
3.204%(c)	02/25/41	818	810,769
Chase Education Loan Trust,
Series 2007-A, Class A3, 3 Month LIBOR + 0.070%
2.400%(c)	12/28/23	66	66,174
ECMC Group Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	07/26/66	3,477	3,504,782
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	12/25/56	1,877	1,880,304
Edsouth Indenture No. 5 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700%
3.104%(c)	02/25/39	1,415	1,411,039
Edsouth Indenture No. 6 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680%
3.084%(c)	05/25/39	1,798	1,794,640
Education Loan Asset-Backed Trust,
Series 2013-01, Class A2, 144A, 1 Month LIBOR + 0.800%
3.204%(c)	04/26/32	7,800	7,768,357
Higher Education Funding,
Series 2014-01, Class A, 144A, 3 Month LIBOR + 1.050%
3.571%(c)	05/25/34	3,909	3,925,977
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150%
3.554%(c)	03/25/66	3,791	3,804,894
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050%
3.454%(c)	12/27/66	6,284	6,316,297
Nelnet Student Loan Trust,
Series 2006-01, Class A5, 3 Month LIBOR + 0.110%
2.634%(c)	08/23/27	1,098	1,095,708
Series 2006-01, Class A6, 144A, 3 Month LIBOR + 0.450%
2.974%(c)	08/23/36	4,950	4,815,440
Series 2013-05A, Class A, 144A, 1 Month LIBOR + 0.630%
3.034%(c)	01/25/37	616	609,209
New Hampshire Higher Education Loan Corp.,
Series 2011-01, Class A3, 3 Month LIBOR + 0.850%
3.430%(c)	10/25/37	3,311	3,332,342
North Carolina State Education Assistance Authority,
Series 2010-01, Class A1, 3 Month LIBOR + 0.900%
3.480%(c)	07/25/41	1,555	1,567,029

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
PHEAA Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.150%
3.554%(c)	09/25/65	3,587	$3,618,105
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750%
3.332%(c)	10/28/41	1,155	1,133,645
SLC Student Loan Trust,
Series 2006-02, Class A5, 3 Month LIBOR + 0.100%
2.510%(c)	09/15/26	1,416	1,413,375
SLM Student Loan Trust,
Series 2005-03, Class A5, 3 Month LIBOR + 0.090%
2.670%(c)	10/25/24	450	449,377
South Carolina Student Loan Corp.,
Series 2010-01, Class A2, 3 Month LIBOR + 1.000%
3.580%(c)	07/25/25	213	213,302
Series 2014-01, Class A1, 1 Month LIBOR + 0.750%
3.190%(c)	05/01/30	2,521	2,518,754

			53,337,309

TOTAL ASSET-BACKED SECURITIES (cost $144,083,253)			144,550,055

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Bancorp Commercial Mortgage (The),
Series 2018-CRE4, Class A, 144A, 1 Month LIBOR + 0.900%
3.294%(c)	09/15/35	2,218	2,212,742
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 144A, 1 Month LIBOR + 0.830%
3.224%(c)	06/15/35	4,947	4,953,345

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,164,939)			7,166,087

CORPORATE BONDS — 16.5%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	900	946,588
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	5,302	5,400,069
United Technologies Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.175%(c)	08/16/21	850	850,534
Sr. Unsec’d. Notes
3.350%	08/16/21	875	894,329
3.950%	08/16/25	4,425	4,771,926

			12,863,446

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	2,125	2,215,140
4.400%	02/14/26	25	26,751
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	1,480	1,489,720

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.000%	06/12/22			2,050	$2,128,380
4.450%	06/12/25			100	106,040

					5,966,031

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21			1,075	1,080,520
3.815%	11/02/27	(a)		650	621,431
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25			575	585,439
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25			725	747,291
Sr. Unsec’d. Notes
5.650%	01/17/29			300	329,907

					3,364,588

Banks — 3.9%
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
4.850%	10/30/20		PEN	1,050	320,950
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS	4,020	57,254
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.306%	06/27/29			800	805,624
4.250%	04/11/27			200	210,434
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
2.816%(ff)	07/21/23			3,100	3,130,987
3.593%(ff)	07/21/28			1,575	1,642,174
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27			100	102,459
3.864%(ff)	07/23/24			3,050	3,203,510
4.125%	01/22/24			2,500	2,673,827
4.271%(ff)	07/23/29			100	109,220
Sub. Notes, MTN
4.200%	08/26/24			1,475	1,567,927
4.450%	03/03/26			1,675	1,806,727
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23			2,825	2,922,967
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25			2,585	2,630,096
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	(a)		2,525	2,597,382
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23			2,450	2,559,417
4.625%	09/12/28	(a)		1,225	1,351,101

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22			2,210	$2,221,694
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	10/27/22			2,900	2,924,505
3.400%	05/01/26			1,800	1,863,095
Sub. Notes
4.125%	07/25/28			1,575	1,668,123
4.600%	03/09/26			925	1,000,813
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21			2,225	2,260,489
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/04/24			1,475	1,504,409
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23			475	522,500
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29			2,250	2,319,533
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26			544	591,732
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20	(a)		4,625	4,605,384
8.250%	05/19/36		IDR	3,100,000	230,756
Sr. Unsec’d. Notes, 144A, EMTN
7.500%	08/19/32		IDR	3,000,000	205,882
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes, 144A
11.000%	09/15/23		DOP	6,230	127,827
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, EMTN
—%(p)	11/21/19		EGP	4,425	248,577
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23			2,175	2,215,419
3.803%(ff)	03/11/25			1,775	1,849,391
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.520%(c)	05/18/24			1,125	1,127,996
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25			2,050	2,187,128
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26			1,375	1,499,965
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series Z
5.300%(ff)	—(rr)			2,200	2,225,454
Sr. Unsec’d. Notes
3.250%	09/23/22			4,675	4,802,770
3.782%(ff)	02/01/28			1,250	1,325,138
3.882%(ff)	07/24/38			850	890,991
3.960%(ff)	01/29/27			950	1,016,213
4.023%(ff)	12/05/24			5,400	5,739,073

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, 144A, MTN
8.375%	03/15/24		IDR	12,456,000	$929,284
Unsec’d. Notes, 144A, EMTN
8.375%	03/17/34		IDR	3,040,000	228,094
8.750%	05/17/31		IDR	15,888,000	1,221,229
17.289%(s)	10/24/19		EGP	5,000	284,133
Unsec’d. Notes, 144A, MTN
8.375%	09/17/26		IDR	12,498,000	939,949
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24			1,825	1,902,606
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24			4,575	4,826,758
4.431%(ff)	01/23/30			2,325	2,572,054
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
3.981%(c)	10/24/23			2,500	2,547,825
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23			1,630	1,648,159
3.875%	09/12/23			1,836	1,883,828
4.269%(ff)	03/22/25			775	801,498
4.519%(ff)	06/25/24	(a)		1,050	1,093,612
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20			1,150	1,149,681
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	06/18/24			2,150	2,162,774
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, 144A, EMTN
7.500%	08/18/32		IDR	1,153,000	79,676
8.750%	05/17/31		IDR	17,346,000	1,333,298
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.247%(ff)	01/20/23	(a)		3,281	3,385,075
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21			3,350	3,380,647
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26			3,525	3,561,455
Sr. Unsec’d. Notes, MTN
4.150%	01/24/29	(a)		375	408,519

					111,207,067

Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36			850	932,425
Gtd. Notes, 144A
4.900%	02/01/46			1,400	1,558,804
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28			1,350	1,458,069
4.150%	01/23/25			1,575	1,706,077

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (continued)
4.600%	04/15/48	400	$428,139
4.750%	01/23/29	3,625	4,115,122
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48	1,575	1,657,665
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%
3.218%(c)	11/15/21	1,100	1,100,551
Gtd. Notes
3.600%	02/15/28	1,150	1,187,653
3.700%	12/06/26	775	811,326
4.250%	05/01/23	1,750	1,862,046
4.400%	11/15/25	2,275	2,477,868
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23	4,550	4,776,940

			24,072,685

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25	2,725	2,919,766
3.900%	02/20/28	700	750,127

			3,669,893

Chemicals — 0.6%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.125%	06/19/22	720	717,618
3.375%	06/19/24	360	360,012
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23	3,825	4,094,406
4.493%	11/15/25	1,000	1,106,560
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	900	928,896
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	400	411,067
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22	450	454,618
3.450%	06/01/27	1,250	1,286,474
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	2,910	2,930,373
3.933%	04/23/21	3,595	3,660,237

			15,950,261

Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26	4,575	4,559,419
2.750%	01/13/25	2,125	2,172,428

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		2,975	$3,206,430
6.020%	06/15/26		650	717,068
8.350%	07/15/46		125	157,812
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25		2,014	2,194,092
6.350%	10/15/45		400	443,228

				13,450,477

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		1,975	1,992,521
4.625%	07/01/22		1,950	2,036,551
4.875%	01/16/24		875	939,579
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		2,375	2,432,901
American Express Co.,
Sub. Notes
3.625%	12/05/24		875	918,759
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, 144A, EMTN
17.547%(s)	03/05/20	EGP	10,000	535,447
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25		2,350	2,378,911
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		1,075	1,094,438

				12,329,107

Electric — 0.8%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		950	986,607
4.250%	06/15/28		250	264,419
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.950%	09/15/27		1,575	1,591,690
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		1,827	2,444,670
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%(cc)	08/15/24		1,575	1,587,708
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27		2,875	2,916,275
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		1,100	1,101,819
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,150	1,178,155

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	1,119	$1,238,916
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,225	1,258,514
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.097%(c)	01/15/21	2,625	2,616,233
Southern California Edison Co.,
First Mortgage
4.200%	03/01/29	1,150	1,224,506
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26	2,450	2,488,189
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,575	2,590,148

			23,487,849

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	10/31/46	200	199,250
5.500%	07/31/47	400	398,500
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	600	581,310
5.500%	10/31/46	200	199,250
5.500%	07/31/47	370	368,613

			1,746,923

Foods — 0.3%
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	550	561,188
3.200%	04/01/30	1,000	1,039,065
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20	1,150	1,147,610
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	3,350	3,302,133
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23	1,350	1,422,580

			7,472,576

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23	1,475	1,528,017

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/28	1,450	1,610,737

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products — 0.2%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	1,525	$1,545,718
3.363%	06/06/24	2,250	2,317,347
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%
3.194%(c)	12/29/20	2,287	2,287,338

			6,150,403

Healthcare-Services — 0.1%
Northwell Healthcare, Inc.,
Sec’d. Notes
6.150%	11/01/43	1,350	1,787,267
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	725	833,193

			2,620,460

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	2,625	2,747,333
4.125%	02/15/24	1,100	1,165,611
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	1,875	2,011,782
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	775	850,608
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/29	1,250	1,379,122

			8,154,456

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.400%	02/22/23	1,725	1,741,736
3.875%	08/22/37	925	1,019,924
4.800%	12/05/34	2,150	2,644,771

			5,406,431

Investment Companies — 0.0%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	660	662,510
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	352,162
5.500%	01/16/25	400	436,089

			1,450,761

Media — 0.8%
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	4,325	4,544,596
4.500%	02/01/24	831	885,641
4.908%	07/23/25	2,600	2,822,673

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28			1,725	$1,770,503
3.300%	02/01/27			1,289	1,341,239
3.700%	04/15/24	(a)		4,525	4,802,601
4.150%	10/15/28			2,175	2,397,177
4.250%	10/15/30			1,025	1,143,917
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	(a)		700	744,554
4.709%	01/25/29	(a)		625	699,217
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41			323	338,641
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	03/01/37			700	951,028

					22,441,787

Mining — 0.1%
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.125%	03/12/24			2,225	2,310,039

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22			225	224,749
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23			675	680,969
4.625%	01/07/21			1,100	1,132,063

					2,037,781

Multi-National — 0.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23			9,470	11,292,119
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
16.950%	04/03/20		UAH	14,400	541,727

					11,833,846

Oil & Gas — 1.0%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26			450	505,746
6.450%	09/15/36			1,425	1,751,954
6.600%	03/15/46			100	130,224
BP Capital Markets America, Inc.,
Gtd. Notes
3.224%	04/14/24			2,300	2,381,686
4.234%	11/06/28			1,325	1,466,761
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	(a)		1,150	1,191,255

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 1.0%
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28		175	$184,007
4.500%	04/15/23		5,375	5,647,413
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		660	722,738
5.600%	07/15/41		175	207,733
5.850%	12/15/25		1,425	1,688,240
Diamondback Energy, Inc.,
Gtd. Notes, 144A
4.750%	11/01/24		2,475	2,546,156
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		1,030	1,096,950
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27		825	875,342
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24		925	957,495
3.800%	04/01/28		700	711,482
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24		1,625	1,796,762
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	10/28/22	(d)	2,090	292,600
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48		240	206,040
6.375%	02/04/21		53	54,378
6.375%	01/23/45		163	140,180
6.500%	03/13/27		280	276,472
6.625%	06/15/35		50	46,188
Gtd. Notes, MTN
6.750%	09/21/47		100	89,050
Phillips 66,
Gtd. Notes
3.900%	03/15/28	(a)	925	971,957
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		425	442,158
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
4.125%	01/28/25		250	261,053
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		510	514,267
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43		775	907,772

				28,064,059

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.750%	11/14/23		1,750	1,821,981

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23		1,525	$1,583,563
4.250%	12/15/25		1,325	1,401,953
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23		5,200	5,413,893
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22		1,700	1,747,051
3.875%	07/20/25		1,700	1,775,104
4.000%	12/05/23		2,250	2,354,889
4.125%	05/15/21		1,275	1,309,595
4.780%	03/25/38		700	730,222
5.125%	07/20/45		350	373,245
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21		1,950	1,992,308
4.272%	08/28/23		750	787,171

				21,290,975

Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		1,640	1,799,615
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		1,300	1,308,764
Energy Transfer Operating LP,
Gtd. Notes
4.200%	09/15/23		2,275	2,385,109
4.650%	06/01/21		675	700,184
5.300%	04/15/47		875	912,681
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
5.298%(c)	06/01/67		1,095	1,007,400
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		2,100	2,183,702
5.500%	07/15/28		850	894,740
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		425	429,083
5.500%	02/15/49		540	613,317
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23		1,175	1,214,010
4.500%	12/15/26		1,075	1,144,318
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		1,100	1,206,100
5.625%	04/15/23		650	707,961
5.625%	03/01/25	(a)	2,275	2,548,164
6.250%	03/15/22		1,750	1,899,558
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		650	681,710
5.400%	10/01/47		700	743,473

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		1,275	$1,267,738
5.300%	03/01/48		225	208,748
5.450%	04/01/44		225	212,541
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		840	861,981
3.900%	01/15/25		625	655,465
4.000%	09/15/25		1,100	1,164,048

				26,750,410

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.800%	04/15/26		800	840,962
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		3,000	3,101,877
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.900%	02/15/29	(a)	1,874	2,040,287
American Tower Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24		2,275	2,340,289
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.150%	07/15/23		2,975	3,032,625
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23		1,125	1,189,818
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23		4,250	4,390,850
4.750%	12/15/28		1,075	1,194,550
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		1,250	1,294,171
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25		2,550	2,746,004
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29		900	909,478

				23,080,911

Retail — 0.3%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		1,300	1,355,116
4.200%	05/15/28		562	582,016
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24		1,075	1,147,585
3.900%	12/06/28		650	715,336

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/25		2,225	$2,374,599
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48		925	1,059,848

				7,234,500

Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23		1,025	1,010,490
3.000%	01/15/22		2,225	2,230,781
3.125%	01/15/25		825	806,278
3.625%	01/15/24		3,215	3,245,447
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22		2,675	2,691,842
3.625%	10/15/24		1,975	1,984,817
4.250%	04/15/26		1,525	1,547,685
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21		1,300	1,323,330
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21		2,075	2,122,933
4.625%	06/01/23		225	237,173
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.875%	06/18/26		850	873,587

				18,074,363

Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24		2,550	2,572,725
3.200%	07/01/26	(a)	1,675	1,709,639
3.800%	10/01/23		750	788,918
4.200%	10/01/28		1,225	1,326,161

				6,397,443

Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		1,750	1,780,639
3.400%	05/15/25		1,825	1,876,110
3.600%	02/17/23		2,828	2,935,294
3.800%	03/15/22		3,325	3,449,479
4.125%	02/17/26		1,600	1,701,988
4.250%	03/01/27		3,000	3,215,352
4.900%	08/15/37		475	511,972
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.570%	04/27/23		1,575	1,703,181
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25		650	678,459

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
3.875%	02/08/29	2,250	$2,413,402
4.125%	08/15/46	25	26,097
4.329%	09/21/28	2,657	2,944,477
4.862%	08/21/46	100	116,429
5.012%	04/15/49	1,132	1,348,201
5.250%	03/16/37	700	837,292
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	3,675	3,842,353

			29,380,725

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.900%	04/01/44	700	856,496

Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	1,050	1,075,809
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	875	892,009
4.875%	07/11/22	1,075	1,142,765

			3,110,583

TOTAL CORPORATE BONDS (cost $446,927,152)			465,366,086

MUNICIPAL BONDS — 0.6%
California — 0.2%
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	3,300	5,224,296

Illinois — 0.4%
City of Chicago,
General Obligation Unlimited
7.750%	01/01/42	5,872	7,563,253
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,920	3,074,994
General Obligation Unlimited, BABs
6.630%	02/01/35	1,105	1,274,540
7.350%	07/01/35	220	259,431

			12,172,218

TOTAL MUNICIPAL BONDS (cost $16,465,191)			17,396,514

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350%
2.754%(c)	04/25/37	248	247,808
Series 2011-52, Class GB
5.000%	06/25/41	1,049	1,155,455
Series 2011-99, Class DB
5.000%	10/25/41	1,020	1,129,334

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-111, Class B
7.000%	10/25/42		156	$185,129
Series 2012-153, Class B
7.000%	07/25/42		572	672,794
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34		526	585,433
Series 4273, Class PD
6.500%	11/15/43		1,014	1,179,486
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58		8,300	8,298,124

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,212,284)				13,453,563

SOVEREIGN BONDS — 2.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
4.125%	10/11/47		1,660	1,817,501
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		630	634,479
3.125%	10/11/27		1,020	1,058,077
4.125%	10/11/47		320	350,362
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	140	123,703
3.380%(cc)	12/31/38	EUR	10	6,465
3.750%(cc)	12/31/38		110	64,214
5.000%	01/15/27	EUR	200	165,553
5.250%	01/15/28	EUR	190	156,575
Bonos de la Nacion Argentina en Moneda Dua (Argentina),
Unsec’d. Notes
4.500%	02/13/20		130	118,300
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds
4.500%	03/01/21	CLP	330,000	502,682
4.500%	03/01/26	CLP	790,000	1,262,077
5.000%	03/01/35	CLP	275,000	479,689
Unsec’d. Notes
4.500%	02/28/21	CLP	100,000	152,271
Unsec’d. Notes, 144A
4.000%	03/01/23	CLP	480,000	739,686
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series B
6.000%	08/15/50	BRL	143	167,399
Notes, Series F
10.000%	01/01/21	BRL	7,811	2,147,362
10.000%	01/01/27	BRL	1,724	512,147
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
5.500%	08/05/20	CLP	258,500	391,573
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	239,000	72,572
4.500%	03/15/29		350	382,200

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
5.200%	05/15/49		470	$532,867
7.750%	04/14/21	COP	440,000	143,125
Colombian TES (Colombia),
Bonds
6.250%	11/26/25	COP	2,927,500	944,257
7.000%	06/30/32	COP	4,166,400	1,373,428
7.500%	08/26/26	COP	1,092,100	376,409
10.000%	07/24/24	COP	2,356,000	887,448
11.000%	07/24/20	COP	14,304,300	4,750,265
Bonds, TIPS
3.300%	03/17/27	COP	920	80,499
3.500%	03/10/21	COP	5,015	430,539
3.500%	05/07/25	COP	40	3,539
4.750%	02/23/23	COP	11,300	1,032,434
Czech Republic Government Bond (Czech Republic),
Bonds
0.950%	05/15/30	CZK	7,030	294,582
1.000%	06/26/26	CZK	43,750	1,893,138
4.200%	12/04/36	CZK	3,170	189,555
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP	16,900	376,337
Sr. Unsec’d. Notes
10.750%	08/11/28	DOP	9,900	205,992
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP	100	2,174
Unsec’d. Notes
11.375%	07/06/29	DOP	100	2,152
Unsec’d. Notes, 144A
9.750%	06/05/26	DOP	12,800	256,930
Hungary Government Bond (Hungary),
Bonds
2.500%	10/24/24	HUF	174,560	641,033
2.750%	12/22/26	HUF	143,060	525,984
3.000%	10/27/27	HUF	16,340	60,805
5.500%	06/24/25	HUF	40,650	173,101
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
3.850%	07/18/27		1,550	1,601,125
4.125%	01/15/25		550	577,793
4.750%	01/08/26		470	511,354
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		4,620	4,853,461
5.875%	01/15/24		240	269,003
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		7,630	8,121,754
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	620	150,216
3.480%	03/15/23	MYR	530	128,530
3.800%	08/17/23	MYR	2,680	657,034
3.844%	04/15/33	MYR	1,120	268,603
3.889%	07/31/20	MYR	100	24,378
3.955%	09/15/25	MYR	1,260	311,862
4.048%	09/30/21	MYR	560	137,642

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
4.160%	07/15/21	MYR	130	$31,639
4.232%	06/30/31	MYR	800	201,296
4.498%	04/15/30	MYR	2,290	590,355
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.743%	08/26/21	MYR	500	122,034
3.990%	10/15/25	MYR	60	14,844
4.070%	09/30/26	MYR	170	42,297
4.786%	10/31/35	MYR	540	142,237
Unsec’d. Notes
4.128%	08/15/25	MYR	960	239,543
4.724%	06/15/33	MYR	210	54,947
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	10,452	495,100
6.500%	06/09/22	MXN	370	18,759
7.500%	06/03/27	MXN	2,137	111,100
7.750%	05/29/31	MXN	3,551	186,968
10.000%	12/05/24	MXN	95	5,542
10.000%	11/20/36	MXN	4,138	261,528
Sr. Unsec’d. Notes
8.500%	05/31/29	MXN	2,974	164,780
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29		220	235,950
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.400%	08/12/34	PEN	450	139,463
6.150%	08/12/32	PEN	4,825	1,606,428
Peruvian Government International Bond (Peru),
Bonds
6.714%	02/12/55	PEN	133	47,536
Sr. Unsec’d. Notes
6.900%	08/12/37	PEN	418	148,143
6.950%	08/12/31	PEN	80	28,457
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN	249	84,860
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		270	283,176
4.500%	04/23/28		270	301,926
5.103%	04/23/48		1,840	2,191,900
Republic of Poland Government Bond (Poland),
Bonds
2.500%	07/25/27	PLN	6,520	1,768,633
2.750%	10/25/29	PLN	2,480	681,042
4.000%	10/25/23	PLN	2,240	651,089
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes
6.500%	02/28/41	ZAR	10	507
7.000%	02/28/31	ZAR	3,990	242,488
8.000%	01/31/30	ZAR	8,656	580,272
8.250%	03/31/32	ZAR	5,885	389,197
8.500%	01/31/37	ZAR	21,530	1,395,074
8.750%	01/31/44	ZAR	2,784	180,052
8.875%	02/28/35	ZAR	4,435	300,432
9.000%	01/31/40	ZAR	28,907	1,932,295
10.500%	12/21/26	ZAR	4,370	350,624

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Russian Federal Bond (Russia),
Bonds
6.900%	05/23/29	RUB	47,440	$730,337
7.000%	01/25/23	RUB	14,700	231,255
7.100%	10/16/24	RUB	9,060	142,494
7.250%	05/10/34	RUB	24,500	381,640
7.600%	07/20/22	RUB	850	13,621
7.700%	03/23/33	RUB	15,750	255,544
7.950%	10/07/26	RUB	116,595	1,912,039
8.500%	09/17/31	RUB	1,000	17,272
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.000%	12/17/22	THB	19,010	623,671
2.125%	12/17/26	THB	12,900	424,065
2.400%	12/17/23	THB	70,820	2,362,638
2.550%	06/26/20	THB	6,180	202,927
3.300%	06/17/38	THB	11,160	408,832
3.400%	06/17/36	THB	3,720	137,979
3.580%	12/17/27	THB	5,900	214,786
3.625%	06/16/23	THB	4,500	156,759
3.650%	06/20/31	THB	2,350	87,712
3.775%	06/25/32	THB	54,460	2,054,501
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	8,800	312,043
Turkey Government Bond (Turkey),
Bonds
11.000%	02/24/27	TRY	2,020	268,612
16.200%	06/14/23	TRY	1,670	282,635
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	2,475	61,207
Sr. Unsec’d. Notes, TIPS
4.375%	12/15/28	UYU	1,490	80,324

TOTAL SOVEREIGN BONDS (cost $70,039,827)				71,679,641

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.8%
Federal Home Loan Mortgage Corp.
3.000%	05/01/42		117	118,868
3.000%	07/01/42		19	19,528
3.000%	08/01/42		21	21,275
3.000%	08/01/42		26	26,755
3.000%	08/01/42		123	125,466
3.000%	10/01/42		17	17,345
3.000%	10/01/42		66	67,342
3.000%	12/01/42		18	18,112
3.000%	01/01/43		132	134,234
3.000%	02/01/43		136	138,343
3.000%	02/01/43		357	363,058
3.000%	03/01/43		763	779,406
3.000%	03/01/43		870	888,646
3.000%	06/01/43		636	647,037
4.000%	02/01/41		20	20,952
4.000%	02/01/41		36	38,051
4.500%	08/01/48		3,775	4,060,809
5.000%	04/01/33		34	36,377

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	08/01/33	1	$1,213
5.000%	08/01/33	219	238,182
5.000%	09/01/33	1	642
5.000%	09/01/33	4	4,885
5.000%	10/01/33	1	773
5.000%	04/01/34	1	1,149
5.000%	11/01/34	6	6,063
5.000%	12/01/34	128	140,193
5.000%	12/01/34	205	224,260
5.000%	07/01/35	1	1,154
5.000%	11/01/35	2	1,999
5.000%	04/01/37	162	176,377
5.000%	01/01/39	28	30,908
5.000%	04/01/39	214	232,819
5.000%	07/01/39	25	27,029
Federal National Mortgage Assoc.
3.000%	11/01/42	23	23,858
3.000%	12/01/42	18	18,326
3.000%	12/01/42	19	19,185
3.000%	12/01/42	37	38,322
3.000%	12/01/42	44	44,766
3.000%	12/01/42	45	46,170
3.000%	12/01/42	74	75,197
3.000%	12/01/42	194	197,389
3.000%	12/01/42	816	829,805
3.000%	01/01/43	14	13,996
3.000%	01/01/43	14	14,667
3.000%	01/01/43	17	17,188
3.000%	01/01/43	17	17,872
3.000%	01/01/43	20	20,240
3.000%	01/01/43	21	21,185
3.000%	01/01/43	21	21,263
3.000%	01/01/43	21	21,726
3.000%	01/01/43	31	31,319
3.000%	01/01/43	33	33,360
3.000%	01/01/43	51	52,200
3.000%	01/01/43	68	69,351
3.000%	01/01/43	93	94,863
3.000%	01/01/43	192	196,086
3.000%	03/01/43	21	20,943
3.000%	03/01/43	23	23,697
3.000%	03/01/43	182	186,064
3.000%	03/01/43	416	425,167
3.000%	03/01/43	1,358	1,387,659
3.000%	04/01/43	45	46,349
3.000%	04/01/43	60	61,144
3.000%	04/01/43	102	104,739
3.000%	04/01/43	185	188,919
3.000%	04/01/43	210	214,448
3.000%	04/01/43	216	221,253
3.000%	04/01/43	1,665	1,701,732
3.000%	05/01/43	86	88,414
3.000%	05/01/43	94	95,621
3.000%	05/01/43	211	215,908
3.000%	05/01/43	397	405,981
3.000%	05/01/43	440	450,116

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	05/01/43	845	$863,622
3.000%	03/01/44	797	812,725
3.500%	TBA	6,000	6,134,297
4.000%	TBA	2,000	2,067,070
4.000%	11/01/45	691	723,250
4.000%	03/01/46	205	214,900
4.000%	03/01/46	240	250,563
4.000%	06/01/46	311	325,002
4.000%	08/01/46	75	79,002
4.000%	10/01/46	87	90,901
4.000%	10/01/46	415	433,606
4.000%	06/01/47	725	763,182
4.000%	12/01/47	1,106	1,169,115
4.000%	01/01/48	2,805	2,968,369
4.000%	02/01/48	708	749,910
4.000%	02/01/48	1,766	1,867,726
4.000%	02/01/48	2,030	2,137,013
4.000%	02/01/48	2,770	2,916,377
4.000%	03/01/48	3,667	3,860,594
4.000%	05/01/48	917	965,323
4.000%	06/01/48	1,867	1,975,600
4.000%	06/01/48	1,873	1,980,775
4.000%	07/01/48	940	994,441
4.000%	07/01/48	944	988,892
4.000%	07/01/48	947	991,681
4.000%	07/01/48	952	1,001,946
4.500%	TBA	25,000	26,123,780
4.500%	07/01/41	307	320,890
4.500%	12/01/44	275	292,513
4.500%	04/01/45	3,955	4,293,652
4.500%	05/01/45	440	478,144
4.500%	06/01/45	1,484	1,578,358
4.500%	08/01/45	143	152,593
4.500%	10/01/45	418	444,713
4.500%	11/01/45	218	231,365
4.500%	08/01/46	420	446,807
4.500%	07/01/47	3,102	3,295,797
4.500%	07/01/47	3,486	3,703,355
4.500%	11/01/47	1,495	1,588,711
4.500%	09/01/48	1,889	2,030,858
5.000%	10/01/43	5	5,184
5.000%	05/01/44	377	406,922
5.000%	12/01/44	662	717,041
5.000%	01/01/45	864	929,446
Government National Mortgage Assoc.
3.500%	TBA	67,000	69,156,562
4.000%	TBA	9,000	9,329,766
4.000%	02/20/41	8	8,334
4.000%	10/20/41	2	2,001
4.000%	11/20/41	12	12,743
4.000%	04/20/42	6	6,747
4.000%	10/20/42	4	3,819
4.000%	08/20/43	65	68,414
4.000%	03/20/44	7	7,078
4.000%	05/20/44	8	8,576
4.000%	11/20/44	562	592,474

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/20/45	59	$62,555
4.000%	06/20/45	832	877,085
4.000%	07/20/45	2,849	2,996,593
4.000%	01/20/46	489	515,507
4.500%	TBA	61,000	63,582,375
4.500%	02/20/48	4,034	4,238,421
4.500%	05/20/48	6,003	6,258,305
4.500%	08/20/48	7,195	7,516,594
4.500%	09/20/48	63,561	66,419,512
5.000%	07/15/40	272	287,032
5.000%	09/20/48	1,790	1,871,606
5.000%	11/20/48	4,331	4,528,888
5.000%	12/20/48	1,947	2,036,551
5.000%	01/20/49	10,268	10,737,516
5.000%	02/20/49	3,942	4,137,246
5.500%	11/15/32	24	25,216
5.500%	11/15/32	39	43,416
5.500%	01/15/33	36	39,071
5.500%	02/15/33	80	88,947
5.500%	03/15/33	39	44,010
5.500%	03/15/33	52	58,128
5.500%	07/15/33	43	47,766
5.500%	07/15/33	48	52,652
5.500%	08/15/33	31	33,494
5.500%	09/15/33	19	20,387
5.500%	04/15/34	65	72,320
5.500%	05/15/34	16	17,051
5.500%	09/15/34	47	53,289
5.500%	09/15/34	338	379,700
5.500%	12/15/34	393	441,759
5.500%	01/15/35	287	322,463
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	09/18/33	2,159	2,932,729

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $357,333,295)			360,666,447

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Strips Coupon
3.108%(s)	11/15/40	4,840	2,814,491
3.122%(s)	08/15/41	4,840	2,744,379
3.305%(s)	11/15/41	6,000	3,375,005

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,824,794)			8,933,875

		Shares

UNAFFILIATED MUTUAL FUNDS — 2.1%
Goldman Sachs High Yield Fund, (Institutional Shares)		6,490,273	41,537,748
Goldman Sachs MLP Energy Infrastructure Fund		2,650,146	17,782,476

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $58,641,876)			59,320,224

TOTAL LONG-TERM INVESTMENTS (cost $2,517,732,466)			2,622,148,023

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

			Shares	Value

SHORT-TERM INVESTMENTS — 12.7%
AFFILIATED MUTUAL FUNDS — 11.8%
PGIM Core Ultra Short Bond Fund(w)			288,366,130	$288,366,130
PGIM Institutional Money Market Fund (cost $43,995,221; includes $43,894,512 of cash collateral for securities on loan)(b)(w)			43,985,653	43,998,849

TOTAL AFFILIATED MUTUAL FUNDS (cost $332,361,351)				332,364,979

Interest Rate	Maturity Date		Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.1%
Walgreens
3.356%	07/16/19		3,800	3,795,204

(cost $3,794,775)

FOREIGN TREASURY OBLIGATIONS(n) — 0.0%
Brazil Letras do Tesouro Nacional
6.223%	07/01/19	BRL	2,558	665,989
14.143%	07/01/20	BRL	2,467	606,879

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,369,251)				1,272,868

OPTIONS PURCHASED*~ — 0.8%
(cost $22,620,520)				21,782,156

TOTAL SHORT-TERM INVESTMENTS (cost $360,145,897)				359,215,207

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.5%
(cost $2,877,878,363)				2,981,363,230

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $2,543,964)				(1,779,182)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.4%
(cost $2,875,334,399)				2,979,584,048
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.4)%				(153,972,867)

NET ASSETS — 100.0%				$2,825,611,181

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $49,122 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,951,372; cash collateral of $43,894,512 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2019.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 8,000,000 is 0.3% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date		Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.
(proceeds receivable $8,041,250)	3.000%	TBA	(tt)	07/01/44	(8,000)	$(8,068,281)

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
90 Day Euro Dollar Futures	Call	09/14/20	$97.50	199	498		$482,575
90 Day Euro Dollar Futures	Call	12/14/20	$97.50	105	263		257,250
90 Day Euro Dollar Futures	Call	03/15/21	$98.00	1,160	2,900		1,827,000
90 Day Euro Dollar Futures	Call	03/15/21	$98.25	3,162	7,905		3,754,875
90 Day Euro Dollar Futures	Call	06/14/21	$98.00	1,094	2,735		1,716,213
90 Day Euro Dollar Futures	Call	06/14/21	$98.25	2,778	6,945		3,333,600
90 Day Euro Dollar Futures	Call	09/13/21	$98.00	955	2,388		1,516,061
90 Day Euro Dollar Futures	Call	09/13/21	$98.25	2,710	6,775		3,302,813
90 Day Euro Dollar Futures	Call	12/13/21	$98.50	2,263	5,658		2,121,563
S&P 500 Index	Put	07/05/19	$2,820.00	31	3		7,626
S&P 500 Index	Put	07/12/19	$2,850.00	31	3		25,420
S&P 500 Index	Put	07/19/19	$2,790.00	32	3		23,680
S&P 500 Index	Put	07/26/19	$2,790.00	32	3		33,280
S&P 500 Index	Put	07/31/19	$2,790.00	1	—	(r)	1,350
S&P 500 Index	Put	07/31/19	$2,820.00	10	1		18,500
S&P 500 Index	Put	07/31/19	$2,860.00	3	—	(r)	7,560
S&P 500 Index	Put	07/31/19	$2,870.00	20	2		54,560
S&P 500 Index	Put	07/31/19	$2,900.00	10	1		29,360
S&P 500 Index	Put	07/31/19	$2,925.00	14	1		58,100
S&P 500 Index	Put	07/31/19	$2,940.00	17	2		70,890
S&P 500 Index	Put	08/02/19	$2,875.00	31	3		96,100
S&P 500 Index	Put	08/09/19	$2,905.00	30	3		107,460
S&P 500 Index	Put	08/16/19	$2,905.00	30	3		132,990
S&P 500 Index	Put	08/30/19	$2,790.00	35	4		103,600
S&P 500 Index	Put	08/30/19	$2,820.00	8	1		28,000
S&P 500 Index	Put	08/30/19	$2,850.00	14	1		56,630
S&P 500 Index	Put	08/30/19	$2,870.00	16	2		62,800
S&P 500 Index	Put	08/30/19	$2,905.00	8	1		38,440
S&P 500 Index	Put	08/30/19	$2,940.00	1	—	(r)	6,700
S&P 500 Index	Put	09/30/19	$2,790.00	3	—	(r)	11,205
S&P 500 Index	Put	09/30/19	$2,870.00	8	1		49,200
S&P 500 Index	Put	09/30/19	$2,900.00	17	2		114,750
S&P 500 Index	Put	09/30/19	$2,905.00	12	1		75,840

Total Exchange Traded (cost $20,242,885)							$19,525,991

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Euro Stoxx 50 Index	Call	Barclays Bank PLC	12/20/19	$90.31	601	EUR	60	$268,742
S&P 500 Index	Put	Barclays Bank PLC	08/09/19	$2,915.90	60		6	253,512
S&P 500 Index	Put	Barclays Bank PLC	01/22/20	$2,801.58	213		21	1,733,911

Total OTC Traded (cost $2,377,635)								$2,256,165

Total Options Purchased (cost $22,620,520)								$21,782,156

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Call	07/31/19	$2,915.00	30	3		$(182,700)
S&P 500 Index	Call	07/31/19	$2,930.00	24	2		(139,200)
S&P 500 Index	Call	07/31/19	$2,975.00	18	2		(60,570)
S&P 500 Index	Call	07/31/19	$2,980.00	19	2		(56,525)
S&P 500 Index	Call	07/31/19	$2,995.00	33	3		(61,710)
S&P 500 Index	Call	07/31/19	$3,015.00	80	8		(104,800)
S&P 500 Index	Call	07/31/19	$3,025.00	16	2		(21,600)
S&P 500 Index	Call	07/31/19	$3,030.00	17	2		(15,283)
S&P 500 Index	Call	07/31/19	$3,050.00	11	1		(6,600)
S&P 500 Index	Call	07/31/19	$3,075.00	15	2		(5,475)
S&P 500 Index	Call	08/30/19	$2,940.00	17	2		(112,200)
S&P 500 Index	Call	08/30/19	$2,955.00	16	2		(90,400)
S&P 500 Index	Call	08/30/19	$3,000.00	8	1		(26,760)
S&P 500 Index	Call	08/30/19	$3,015.00	11	1		(30,470)
S&P 500 Index	Call	08/30/19	$3,025.00	17	2		(41,140)
S&P 500 Index	Call	08/30/19	$3,050.00	38	4		(60,914)
S&P 500 Index	Call	08/30/19	$3,060.00	4	—	(r)	(6,640)
S&P 500 Index	Call	08/30/19	$3,100.00	1	—	(r)	(668)
S&P 500 Index	Call	09/30/19	$2,965.00	2	—	(r)	(13,120)
S&P 500 Index	Call	09/30/19	$3,055.00	6	1		(15,960)
S&P 500 Index	Call	09/30/19	$3,075.00	23	2		(44,436)
S&P 500 Index	Put	07/05/19	$2,740.00	30	3		(2,130)
S&P 500 Index	Put	07/12/19	$2,780.00	31	3		(11,780)
S&P 500 Index	Put	07/19/19	$2,705.00	32	3		(12,800)
S&P 500 Index	Put	07/26/19	$2,695.00	32	3		(16,960)
S&P 500 Index	Put	07/31/19	$2,700.00	1	—	(r)	(585)
S&P 500 Index	Put	07/31/19	$2,725.00	10	1		(9,100)
S&P 500 Index	Put	07/31/19	$2,750.00	3	—	(r)	(2,970)
S&P 500 Index	Put	07/31/19	$2,760.00	20	2		(23,600)
S&P 500 Index	Put	07/31/19	$2,770.00	5	1		(6,265)
S&P 500 Index	Put	07/31/19	$2,800.00	10	1		(14,330)
S&P 500 Index	Put	07/31/19	$2,830.00	14	1		(27,440)
S&P 500 Index	Put	07/31/19	$2,850.00	12	1		(28,800)
S&P 500 Index	Put	08/02/19	$2,800.00	31	3		(54,188)
S&P 500 Index	Put	08/09/19	$2,835.00	30	3		(76,800)
S&P 500 Index	Put	08/16/19	$2,830.00	30	3		(73,290)
S&P 500 Index	Put	08/30/19	$2,665.00	17	2		(23,970)
S&P 500 Index	Put	08/30/19	$2,675.00	19	2		(29,526)
S&P 500 Index	Put	08/30/19	$2,705.00	10	1		(18,200)
S&P 500 Index	Put	08/30/19	$2,745.00	5	1		(9,575)
S&P 500 Index	Put	08/30/19	$2,750.00	14	1		(29,330)
S&P 500 Index	Put	08/30/19	$2,780.00	11	1		(31,020)
S&P 500 Index	Put	08/30/19	$2,815.00	7	1		(22,960)
S&P 500 Index	Put	08/30/19	$2,830.00	1	—	(r)	(3,627)
S&P 500 Index	Put	09/30/19	$2,645.00	3	—	(r)	(5,745)
S&P 500 Index	Put	09/30/19	$2,760.00	8	1		(29,280)
S&P 500 Index	Put	09/30/19	$2,800.00	29	3		(117,740)

Total Options Written (premiums received $2,543,964)							$(1,779,182)

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	90 Day Euro Dollar	Dec. 2020	$492,225	$2,065
368	2 Year U.S. Treasury Notes	Sep. 2019	79,186,125	298,856
417	5 Year U.S. Treasury Notes	Sep. 2019	49,271,156	393,516
662	10 Year U.S. Treasury Notes	Sep. 2019	84,715,313	1,150,619
5	10 Year U.S. Ultra Treasury Notes	Sep. 2019	690,625	16,666
311	20 Year U.S. Treasury Bonds	Sep. 2019	48,389,656	1,136,459
415	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	73,688,438	2,492,768
17	Amsterdam Index	Jul. 2019	2,168,634	32,978
32	ASX SPI 200 Index	Sep. 2019	3,683,797	42,685
78	CAC40 10 Euro	Jul. 2019	4,907,429	123,728
13	DAX Index	Sep. 2019	4,578,079	109,943
15	Euro STOXX 50 Index	Sep. 2019	591,178	16,295
89	FTSE 100 Index	Sep. 2019	8,328,880	85,398
236	FTSE/JSE Top 40 Index	Sep. 2019	8,785,198	(111,781)
10	FTSE/MIB Index	Sep. 2019	1,202,825	36,444
8	Hang Seng China Enterprises Index	Jul. 2019	1,459,606	7,383
98	IBEX 35 Index	Jul. 2019	10,222,007	25,835
32	Mini MSCI Emerging Markets Index	Sep. 2019	1,685,440	45,435
100	OMXS30 Index	Jul. 2019	1,745,341	37,522
1,009	S&P 500 E-Mini Index	Sep. 2019	148,534,890	2,438,833
28	S&P/TSX 60 Index	Sep. 2019	4,180,917	17,960
24	SGX MSCI Singapore Index	Jul. 2019	670,776	5,765
68	TOPIX Index	Sep. 2019	9,782,312	148,792

				8,554,164

Short Positions:
14	90 Day Euro Dollar	Mar. 2020	3,440,150	(22,050)
74	90 Day Euro Dollar	Jun. 2020	18,200,300	(124,386)
50	90 Day Euro Dollar	Dec. 2020	12,261,250	(116,533)
101	Mini MSCI Emerging Markets Index	Sep. 2019	5,319,670	(12,205)
137	MSCI Taiwan Stock Index	Jul. 2019	5,295,050	20,690

				(254,484)

				$8,299,680

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/10/19	Morgan Stanley & Co. International PLC	ARS	9,124	$194,957	$210,645	$15,688	$—
Expiring 07/12/19	Morgan Stanley & Co. International PLC	ARS	22,524	477,210	518,341	41,131	—
Expiring 07/31/19	Morgan Stanley & Co. International PLC	ARS	6,825	139,078	152,471	13,393	—
Australian Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	7,970	5,572,190	5,609,273	37,083	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	4,000	2,796,582	2,815,193	18,611	—
Brazilian Real,
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	5,822	1,438,932	1,515,475	76,543	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,589	414,330	413,745	—	(585)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,517	390,939	394,850	3,911	—

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Brazilian Real (continued),
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,336	$345,114	$347,910	$2,796	$—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	931	243,758	242,471	—	(1,287)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	759	195,859	197,638	1,779	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	742	191,226	193,156	1,930	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	719	184,193	187,050	2,857	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	679	174,573	176,849	2,276	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	678	175,266	176,370	1,104	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	608	156,684	158,176	1,492	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	549	141,511	142,910	1,399	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	518	134,841	134,819	—	(22)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	244	61,064	63,574	2,510	—
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	10,987	2,847,386	2,851,624	4,238	—
British Pound,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	GBP	5,045	6,436,931	6,430,720	—	(6,211)
Canadian Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	5,230	3,907,628	3,999,743	92,115	—
Chilean Peso,
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	165,847	243,758	244,775	1,017	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	146,379	214,330	216,042	1,712	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	132,434	191,226	195,460	4,234	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	98,155	141,511	144,868	3,357	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	93,728	134,841	138,334	3,493	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	88,754	127,452	130,993	3,541	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	87,064	124,734	128,499	3,765	—
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	459,534	648,519	678,425	29,906	—
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	227,882	335,086	336,430	1,344	—
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	190,916	272,973	281,857	8,884	—
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	136,547	192,981	201,588	8,607	—
Chinese Renminbi,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	1,676	243,758	243,771	13	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	1,474	214,330	214,372	42	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	1,390	201,034	202,246	1,212	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	1,223	176,072	177,853	1,781	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	1,080	157,036	157,060	24	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	936	134,841	136,177	1,336	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	842	122,369	122,521	152	—
Colombian Peso,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	COP	1,472,311	461,819	457,282	—	(4,537)
Danish Krone,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	DKK	4,530	687,911	695,011	7,100	—
Euro,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	10,710	12,137,472	12,258,513	121,041	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	282	320,570	322,513	1,943	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	177	201,106	202,592	1,486	—
Hong Kong Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	HKD	11,000	1,405,261	1,408,667	3,406	—
Hungarian Forint,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	HUF	271,147	962,573	959,287	—	(3,286)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	HUF	88,456	312,855	312,946	91	—
Indian Rupee,
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	16,929	243,758	244,723	965	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	14,965	214,330	216,336	2,006	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	14,299	205,014	206,704	1,690	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	14,066	201,079	203,331	2,252	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	14,016	200,891	202,619	1,728	—

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Indian Rupee (continued),
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	9,408	$134,841	$135,998	$1,157	$—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	6,676	95,780	96,505	725	—
Indonesian Rupiah,
Expiring 08/13/19	Morgan Stanley & Co. International PLC	IDR	10,836,330	752,157	762,878	10,721	—
Expiring 08/13/19	Morgan Stanley & Co. International PLC	IDR	5,839,026	410,000	411,068	1,068	—
Israeli Shekel,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ILS	400	111,668	112,658	990	—
Japanese Yen,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	1,002,000	9,330,738	9,350,675	19,937	—
Malaysian Ringgit,
Expiring 07/24/19	Morgan Stanley & Co. International PLC	MYR	1,192	283,398	288,398	5,000	—
Mexican Peso,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	90,571	4,652,853	4,653,339	486	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	4,737	243,758	243,376	—	(382)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	4,135	214,330	212,462	—	(1,868)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	3,965	205,014	203,719	—	(1,295)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	3,897	201,120	200,226	—	(894)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	3,884	199,978	199,528	—	(450)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	3,868	201,006	198,716	—	(2,290)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	3,867	200,861	198,695	—	(2,166)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	3,337	171,637	171,463	—	(174)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	2,648	136,009	136,031	22	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	2,623	134,841	134,770	—	(71)
New Taiwanese Dollar,
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	7,516	243,758	242,530	—	(1,228)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	6,625	214,330	213,790	—	(540)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	6,364	205,479	205,359	—	(120)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	5,976	191,226	192,837	1,611	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	5,498	175,266	177,428	2,162	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	4,967	158,347	160,273	1,926	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	4,423	141,511	142,730	1,219	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	4,241	134,841	136,851	2,010	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	3,786	122,369	122,179	—	(190)
New Zealand Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	8,430	5,632,606	5,672,020	39,414	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	150	99,511	100,926	1,415	—
Norwegian Krone,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NOK	2,350	270,037	276,111	6,074	—
Philippine Peso,
Expiring 07/31/19	Morgan Stanley & Co. International PLC	PHP	9,821	187,256	191,429	4,173	—
Polish Zloty,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	PLN	6,689	1,784,261	1,794,846	10,585	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	PLN	626	167,999	168,092	93	—
Romanian Leu,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RON	4,336	1,037,491	1,042,038	4,547	—
Russian Ruble,
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	44,599	680,281	701,956	21,675	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	25,668	390,938	403,988	13,050	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	15,310	243,758	240,961	—	(2,797)
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	12,974	204,884	204,202	—	(682)
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	12,929	197,068	203,486	6,418	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	12,581	191,226	198,019	6,793	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	11,382	175,266	179,149	3,883	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	11,373	174,573	179,008	4,435	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	10,208	156,684	160,665	3,981	—

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Russian Ruble (continued),
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	9,288	$141,511	$146,185	$4,674	$—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	8,767	134,841	137,978	3,137	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	5,217	81,868	82,118	250	—
Singapore Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	690	506,464	510,618	4,154	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	329	243,758	243,821	63	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	290	214,330	214,893	563	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	278	205,479	205,616	137	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	239	175,266	176,687	1,421	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	184	134,841	135,988	1,147	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	165	122,369	122,346	—	(23)
South African Rand,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	2,924	201,137	205,464	4,327	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	2,907	200,909	204,249	3,340	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	2,211	147,778	155,340	7,562	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	975	68,184	68,500	316	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	829	57,065	58,261	1,196	—
South Korean Won,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	281,440	243,758	243,922	164	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	248,868	214,330	215,692	1,362	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	235,603	201,142	204,196	3,054	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	141,116	122,369	122,304	—	(65)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	123,839	107,000	107,331	331	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	113,301	97,846	98,197	351	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	77,696	67,275	67,339	64	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	KRW	230,629	195,859	199,972	4,113	—
Swedish Krona,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SEK	9,525	1,016,148	1,031,809	15,661	—
Swiss Franc,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CHF	3,500	3,562,149	3,612,333	50,184	—
Turkish Lira,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	5,959	957,363	984,497	27,134	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	2,905	442,373	479,953	37,580	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,333	219,255	220,299	1,044	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,247	205,097	206,051	954	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,230	204,937	203,240	—	(1,697)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,227	205,069	202,775	—	(2,294)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,224	201,137	202,305	1,168	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	973	160,885	160,836	—	(49)

				$89,972,489	$90,827,291	890,005	(35,203)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/12/19	Morgan Stanley & Co. International PLC	ARS	3,654	$80,029	$84,089	$—	$(4,060)
Australian Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	7,970	5,599,180	5,609,273	—	(10,093)
Brazilian Real,
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,207	304,000	314,259	—	(10,259)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,195	304,000	311,209	—	(7,209)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	774	193,030	201,575	—	(8,545)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	770	199,091	200,391	—	(1,300)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	762	197,105	198,267	—	(1,162)

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Brazilian Real (continued),
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	755	$195,859	$196,552	$—	$(693)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	241	61,064	62,680	—	(1,616)
Chilean Peso,
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	227,882	334,948	336,333	—	(1,385)
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	173,885	250,931	256,638	—	(5,707)
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	137,547	200,883	203,007	—	(2,124)
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	136,790	193,953	201,888	—	(7,935)
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	136,256	194,888	201,102	—	(6,214)
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	1,240,815	1,781,399	1,831,857	—	(50,458)
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	264,248	374,608	390,119	—	(15,511)
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	81,219	115,922	119,906	—	(3,984)
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	74,280	106,519	109,662	—	(3,143)
Chinese Renminbi,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	7,490	1,079,241	1,089,525	—	(10,284)
Colombian Peso,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	COP	21,690,836	6,652,610	6,736,912	—	(84,302)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	COP	801,246	250,208	248,857	1,351	—
Euro,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	227	259,543	260,338	—	(795)
Indian Rupee,
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	5,910	84,532	85,427	—	(895)
Japanese Yen,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	42,786	400,000	399,282	718	—
New Taiwanese Dollar,
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	16,805	531,530	542,317	—	(10,787)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	7,341	234,100	236,886	—	(2,786)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	6,126	196,115	197,695	—	(1,580)
New Zealand Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	8,430	5,592,504	5,672,020	—	(79,516)
Peruvian Nuevo Sol,
Expiring 07/09/19	Morgan Stanley & Co. International PLC	PEN	1,319	396,832	400,500	—	(3,668)
Expiring 07/17/19	Morgan Stanley & Co. International PLC	PEN	457	136,927	138,624	—	(1,697)
Russian Ruble,
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	64,204	980,561	1,010,522	—	(29,961)
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	21,486	327,331	338,172	—	(10,841)
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	4,040	62,230	63,586	—	(1,356)
Singapore Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	696	510,873	514,838	—	(3,965)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	320	236,426	236,678	—	(252)
South African Rand,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	2,969	204,984	208,585	—	(3,601)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	2,936	205,076	206,277	—	(1,201)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	2,894	200,909	203,299	—	(2,390)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	179	12,433	12,589	—	(156)
South Korean Won,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	217,151	187,690	188,204	—	(514)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	KRW	287,541	241,717	249,319	—	(7,602)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	KRW	250,902	211,618	217,551	—	(5,933)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	KRW	235,984	200,881	204,615	—	(3,734)
Thai Baht,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	20,344	654,242	664,669	—	(10,427)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	12,314	395,384	402,324	—	(6,940)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	11,817	379,110	386,071	—	(6,961)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	6,608	212,271	215,897	—	(3,626)

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Thai Baht (continued),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	5,514	$177,044	$180,149	$—	$(3,105)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	5,508	175,841	179,965	—	(4,124)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	3,069	99,352	100,286	—	(934)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	2,375	77,348	77,608	—	(260)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	1,704	55,122	55,666	—	(544)
Turkish Lira,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,034	171,703	170,817	886	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	499	79,977	82,433	—	(2,456)

				$32,561,674	$33,007,310	2,955	(448,591)

						$892,960	$(483,794)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/19	Buy	CZK	27,006	EUR	1,047	$10,216	$—	Morgan Stanley & Co. International PLC
09/18/19	Buy	HUF	29,967	PLN	396	—	(339)	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	606	EUR	142	465	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	774	EUR	181	624	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	1,115	EUR	261	465	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	1,536	EUR	359	1,198	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	1,547	EUR	362	655	—	Morgan Stanley & Co. International PLC

						$13,623	$(339)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Federal Republic of Brazil	09/20/19	1.000%(Q)	400	*	$503	$660	$157
Republic of Colombia	06/20/24	1.000%(Q)	2,830	0.914%	(11,729)	12,406	24,135
Republic of Indonesia	06/20/24	1.000%(Q)	160	0.906%	(386)	757	1,143
The Boeing Company	06/20/24	1.000%(Q)	1,300	0.402%	32,741	37,454	4,713
United Mexican States	06/20/24	1.000%(Q)	825	1.110%	(9,866)	(4,025)	5,841

					$11,263	$47,252	$35,989

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.IG.31.V1	12/20/23	1.000%(Q)	18,325	0.475%	$271,911	$417,557	$145,646
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	23,075	0.546%	487,677	500,571	12,894

					$759,588	$918,128	$158,540

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
BRL	3,055	01/04/21	8.000%(T)	1 Day BROIS(2)(T)	$2,154	$34,321	$32,167
BRL	1,600	01/03/22	10.380%(T)	1 Day BROIS(2)(T)	—	46,194	46,194
BRL	4,000	01/02/23	6.849%(T)	1 Day BROIS(2)(T)	—	8,918	8,918
BRL	12,175	01/02/23	7.900%(T)	1 Day BROIS(2)(T)	(20,301)	123,550	143,851
BRL	75	01/02/23	9.500%(T)	1 Day BROIS(2)(T)	529	2,047	1,518
CLP	906,950	03/20/21	3.600%(S)	1 Day CLOIS(2)(S)	102	32,092	31,990
CLP	221,930	09/23/21	3.150%(S)	1 Day CLOIS(2)(S)	5,185	5,318	133
CNH	6,710	06/19/24	3.000%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,142)	4,332	5,474
COP	2,258,050	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	3,737	4,970	1,233
COP	682,775	09/18/29	5.950%(Q)	1 Day COOIS(2)(Q)	388	10,819	10,431
CZK	115,790	09/18/21	2.200%(A)	6 Month PRIBOR(2)(S)	13,328	31,106	17,778
CZK	23,030	09/18/22	2.130%(A)	6 Month PRIBOR(1)(S)	—	(10,950)	(10,950)
CZK	64,535	09/18/23	1.877%(A)	6 Month PRIBOR(1)(S)	9,444	(21,280)	(30,724)
CZK	14,150	09/18/24	2.000%(A)	6 Month PRIBOR(1)(S)	—	(11,301)	(11,301)
CZK	27,960	12/18/29	1.750%(A)	6 Month PRIBOR(1)(S)	(267)	(20,193)	(19,926)
EUR	990	09/18/29	1.000%(A)	6 Month EURIBOR(2)(S)	75,415	90,797	15,382
HKD	2,890	06/19/29	2.000%(Q)	3 Month HIBOR(1)(Q)	(1,925)	(5,173)	(3,248)
HKD	1,140	09/18/29	1.750%(Q)	3 Month HIBOR(1)(Q)	1,100	1,257	157
HUF	10	09/19/20	0.600%(A)	6 Month BUBOR(2)(S)	(1)	2	3
HUF	986,950	12/18/21	0.800%(A)	6 Month BUBOR(2)(S)	—	(1,732)	(1,732)
HUF	145,350	12/18/29	2.500%(A)	6 Month BUBOR(2)(S)	7,138	21,368	14,230
INR	219,420	03/20/21	6.750%(S)	6 Month MIBOR(2)(S)	36,078	127,751	91,673
INR	13,400	06/19/24	5.750%(S)	6 Month MIBOR(1)(S)	(691)	(1,800)	(1,109)
KRW	7,564,290	03/20/21	1.750%(Q)	3 Month KWCDC(2)(Q)	(3,130)	27,775	30,905
KRW	24,988,820	06/19/21	1.750%(Q)	3 Month KWCDC(2)(Q)	26,910	111,436	84,526
KRW	5,065,850	09/18/21	1.250%(Q)	3 Month KWCDC(2)(Q)	(8,553)	(17,360)	(8,807)
KRW	1,065,480	06/19/29	1.500%(Q)	3 Month KWCDC(1)(Q)	2,708	(5,431)	(8,139)
KRW	420,730	09/18/29	1.250%(Q)	3 Month KWCDC(1)(Q)	3,590	6,060	2,470
MXN	171,925	03/18/19	8.360%(M)	28 Day Mexican Interbank Rate(1)(M)	(503)	(9,115)	(8,612)
MXN	36,620	09/15/21	7.600%(M)	28 Day Mexican Interbank Rate(2)(M)	(513)	9,784	10,297
MXN	19,450	09/14/22	7.500%(M)	28 Day Mexican Interbank Rate(2)(M)	274	8,333	8,059
MXN	21,150	09/13/23	7.750%(M)	28 Day Mexican Interbank Rate(1)(M)	(39)	(21,916)	(21,877)

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (continued):
MXN	45,650	09/11/24	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	$(1,980)	$24,852	$26,832
MXN	20,425	06/06/29	8.250%(M)	28 Day Mexican Interbank Rate(2)(M)	(556)	52,811	53,367
PLN	3,440	12/18/29	2.500%(A)	6 Month WIBOR(1)(S)	(8,567)	(28,043)	(19,476)
SGD	450	09/18/29	2.000%(S)	6 Month SIBOR(2)(S)	1,708	417	(1,291)
	85,610	12/20/19	2.250%(S)	3 Month LIBOR(2)(Q)	96,991	5,209	(91,782)
	9,240	03/20/21	3.000%(S)	3 Month LIBOR(1)(Q)	(65,821)	(253,828)	(188,007)
	26,080	06/15/21	1.951%(A)	1 Day USOIS(2)(A)	3,005	211,339	208,334
	1,650	09/18/21	1.500%(S)	3 Month LIBOR(1)(Q)	5,256	6,373	1,117
	6,700	11/30/23	1.390%(A)	1 Day USOIS(1)(A)	16,645	18,493	1,848
	7,180	04/30/26	1.510%(A)	1 Day USOIS(1)(A)	—	18,747	18,747
	12,150	12/20/28	2.790%(S)	3 Month LIBOR(1)(Q)	(146,739)	(915,394)	(768,655)
	880	09/18/29	3.000%(S)	3 Month LIBOR(1)(Q)	(78,337)	(84,765)	(6,428)
ZAR	10	03/21/20	7.330%(Q)	3 Month JIBAR(1)(Q)	—	(3)	(3)
ZAR	54,230	12/18/21	6.750%(Q)	3 Month JIBAR(2)(Q)	(2,400)	3,091	5,491
ZAR	1,560	12/18/29	8.000%(Q)	3 Month JIBAR(2)(Q)	(197)	1,502	1,699

					$(29,977)	$(357,220)	$(327,243)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
COP	3,175,050	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	$6,988	$3,343	$3,645	Citibank, N.A.
COP	2,681,175	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	5,846	1,743	4,103	Citibank, N.A.
ILS	1,610	12/18/29	1.750%(A)	3 Month TELBOR(2)(Q)	5,585	223	5,362	Deutsche Bank AG
ILS	610	12/18/29	1.750%(A)	3 Month TELBOR(2)(Q)	2,015	29	1,986	Citibank, N.A.
THB	106,940	03/20/21	1.750%(S)	6 Month THBFIX(2)(S)	12,673	2,196	10,477	JPMorgan Chase Bank, N.A.
THB	43,260	03/20/21	1.750%(S)	6 Month THBFIX(2)(S)	5,214	254	4,960	Morgan Stanley & Co. International PLC
THB	131,790	06/19/21	1.750%(S)	6 Month THBFIX(2)(S)	15,509	2,587	12,922	JPMorgan Chase Bank, N.A.
THB	50,520	06/19/21	1.750%(S)	6 Month THBFIX(2)(S)	5,945	545	5,400	Citibank, N.A.
THB	45,170	06/19/21	1.750%(S)	6 Month THBFIX(2)(S)	5,316	279	5,037	Morgan Stanley & Co. International PLC
THB	44,750	06/19/21	1.750%(S)	6 Month THBFIX(2)(S)	5,267	—	5,267	Deutsche Bank AG
THB	66,990	06/20/21	1.750%(S)	6 Month THBFIX(2)(S)	8,045	(382)	8,427	JPMorgan Chase Bank, N.A.
THB	26,700	06/20/21	1.750%(S)	6 Month THBFIX(2)(S)	3,206	(75)	3,281	Morgan Stanley & Co. International PLC
THB	17,560	06/20/21	1.750%(S)	6 Month THBFIX(2)(S)	2,109	—	2,109	Citibank, N.A.
THB	80,880	09/18/21	1.500%(S)	6 Month THBFIX(2)(S)	(1,203)	(2,069)	866	Citibank, N.A.
THB	34,330	09/18/21	1.500%(S)	6 Month THBFIX(2)(S)	(824)	111	(935)	Deutsche Bank AG
THB	36,080	06/19/24	1.750%(S)	6 Month THBFIX(2)(S)	3,276	(665)	3,941	Citibank, N.A.

					$84,967	$8,119	$76,848

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Euro Stoxx Supersector Return Index	3 Month EURIBOR+10 bps(Q)	Morgan Stanley Capital Group Inc.	10/07/19	EUR (77)	$—	$—	$—

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$11,310	$(3,191)	$77,783	$(935)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Bank PLC	$8,388,874	$—
Credit Suisse Securities (USA) LLC	4,100,530	—
Morgan Stanley & Co. International PLC	29,073,725	—

Total	$41,563,129	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$939,714,331	$502,129,258	$44,168
Exchange-Traded Funds	27,740,107	—	—
Preferred Stocks	2,231,534	1,699,044	4,954
Rights	4,934	41,680	—
Warrants	5,521	—	—
Asset-Backed Securities
Automobiles	—	8,640,099	—
Collateralized Loan Obligations	—	59,716,059	—
Credit Cards	—	1,992,872	—
Other	—	20,863,716	—
Student Loans	—	53,337,309	—
Commercial Mortgage-Backed Securities	—	7,166,087	—
Corporate Bonds	—	465,366,086	—
Municipal Bonds	—	17,396,514	—
Residential Mortgage-Backed Securities	—	13,453,563	—

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds	$—	$71,679,641	$—
U.S. Government Agency Obligations	—	360,666,447	—
U.S. Treasury Obligations	—	8,933,875	—
Unaffiliated Mutual Funds	59,320,224	—	—
Affiliated Mutual Funds	332,364,979	—	—
Foreign Treasury Obligations	—	1,272,868	—
Commercial Paper	—	3,795,204	—
Options Purchased	19,525,991	2,256,165	—
Options Written	(1,779,182)	—	—
Other Financial Instruments*
Forward Commitment Contract	—	(8,068,281)	—
Futures Contracts	8,299,680	—	—
OTC Forward Foreign Currency Exchange Contracts	—	409,166	—
OTC Cross Currency Exchange Contracts	—	13,284	—
Centrally Cleared Credit Default Swap Agreements	—	194,529	—
Centrally Cleared Interest Rate Swap Agreements	—	(327,243)	—
OTC Interest Rate Swap Agreements	—	84,967	—
OTC Total Return Swap Agreement	—	—	—

Total	$1,387,428,119	$1,592,712,909	$49,122

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Government Agency Obligations	12.8%
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	11.8
Banks	8.4
Equity Real Estate Investment Trusts (REITs)	3.0
Pharmaceuticals	2.7
Sovereign Bonds	2.5
Insurance	2.4
Oil, Gas & Consumable Fuels	2.3
Software	2.2
Collateralized Loan Obligations	2.1
Unaffiliated Mutual Funds	2.1
IT Services	1.9
Student Loans	1.9
Beverages	1.9
Chemicals	1.8
Technology Hardware, Storage & Peripherals	1.5
Media	1.5
Aerospace & Defense	1.4
Biotechnology	1.2
Road & Rail	1.1
Hotels, Restaurants & Leisure	1.1
Health Care Providers & Services	1.1
Real Estate Management & Development	1.1
Diversified Financial Services	1.0
Telecommunications	1.0
Automobiles	1.0
Electric Utilities	1.0
Oil & Gas	1.0
Exchange-Traded Funds	1.0
Semiconductors & Semiconductor Equipment	1.0
Food Products	1.0
Pipelines	0.9

Electronic Equipment, Instruments & Components	0.9%
Internet & Direct Marketing Retail	0.9
Capital Markets	0.9
Diversified Telecommunication Services	0.9
Health Care Equipment & Supplies	0.9
Machinery	0.8
Electric	0.8
Real Estate Investment Trusts (REITs)	0.8
Interactive Media & Services	0.8
Options Purchased	0.8
Textiles, Apparel & Luxury Goods	0.8
Multi-Utilities	0.8
Other	0.7
Food & Staples Retailing	0.7
Semiconductors	0.6
Life Sciences Tools & Services	0.6
Municipal Bonds	0.6
Metals & Mining	0.6
Professional Services	0.6
Consumer Finance	0.5
Specialty Retail	0.5
Wireless Telecommunication Services	0.5
Industrial Conglomerates	0.5
Residential Mortgage-Backed Securities	0.5
Computers	0.5
Entertainment	0.5
Tobacco	0.5
Multi-National	0.4
Airlines	0.4
Independent Power & Renewable Electricity Producers	0.4
Communications Equipment	0.4
Multiline Retail	0.4
Household Durables	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry table (cont.):
Personal Products	0.3%
U.S. Treasury Obligations	0.3
Electrical Equipment	0.3
Trading Companies & Distributors	0.3
Household Products	0.3
Foods	0.3
Retail	0.3
Commercial Mortgage-Backed Securities	0.3
Construction & Engineering	0.2
Building Products	0.2
Healthcare – Products	0.2
Agriculture	0.2
Containers & Packaging	0.2
Internet	0.2
Transportation Infrastructure	0.2
Commercial Services & Supplies	0.2
Commercial Paper	0.1
Energy Equipment & Services	0.1
Auto Manufacturers	0.1
Construction Materials	0.1
Health Care Technology	0.1
Auto Components	0.1
Leisure Products	0.1
Trucking & Leasing	0.1
Gas Utilities	0.1

Healthcare-Services	0.1%
Diversified Consumer Services	0.1
Mining	0.1
Air Freight & Logistics	0.1
Miscellaneous Manufacturing	0.1
Credit Cards	0.1
Engineering & Construction	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Hand/Machine Tools	0.1
Gas	0.1
Distributors	0.1
Investment Companies	0.0	*
Foreign Treasury Obligations	0.0	*
Water Utilities	0.0	*
Paper & Forest Products	0.0	*
Thrifts & Mortgage Finance	0.0	*
Transportation	0.0	*
Marine	0.0	*

	105.5
Options Written	(0.1)
Liabilities in excess of other assets	(5.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$194,529	*	—	$—
Equity contracts	Due from/to broker—variation margin futures	3,195,686	*	Due from/to broker—variation margin futures	123,986	*
Equity contracts	Unaffiliated investments	3,522,341		Options written outstanding, at value	1,779,182
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	13,623		Unrealized depreciation on OTC cross currency exchange contracts	339
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	892,960		Unrealized depreciation on OTC forward foreign currency exchange contracts	483,794
Interest rate contracts	Due from/to broker—variation margin futures	5,490,949	*	Due from/to broker—variation margin futures	262,969	*
Interest rate contracts	Due from/to broker—variation margin swaps	874,824	*	Due from/to broker—variation margin swaps	1,202,067	*
Interest rate contracts	Premiums paid for OTC swap agreements	11,310		Premiums received for OTC swap agreements	3,191
Interest rate contracts	Unaffiliated investments	18,311,950		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	77,783		Unrealized depreciation on OTC swap agreements	935

		$32,585,955			$3,856,463

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$472,435
Equity contracts	3,414	(4,582,002)	(2,759,725)	20,958,643	—	437,624
Foreign exchange contracts	—	—	—	—	651,656	—
Interest rate contracts	—	3,051,836	—	6,804,504	—	(248,835)

Total	$3,414	$(1,530,166)	$(2,759,725)	$27,763,147	$651,656	$661,224

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$—	$345,117
Equity contracts	(4,581)	1,799	(3,724,556)	1,370,917	11,973,438	—	—
Foreign exchange contracts	—	—	—	—	—	(189,493)	—
Interest rate contracts	—	—	1,239,293	—	4,110,076	—	(125,638)

Total	$(4,581)	$1,799	$(2,485,263)	$1,370,917	$16,083,514	$(189,493)	$219,479

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$8,679,458	$79,779	$594,151,808	$274,859,508	$145,637,504

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$81,145,243	$9,884,607	$253,333,746	$3,310,000

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$25,246,667	$57,566

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$42,951,372	$(42,951,372)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$2,256,165	$—	$2,256,165	$(2,256,165)	$—
Citibank, N.A.	27,710	(2,734)	24,976	—	24,976
Deutsche Bank AG	10,963	(935)	10,028	(10,028)	—
JPMorgan Chase Bank, N.A.	36,609	(382)	36,227	—	36,227
Morgan Stanley & Co. International PLC	920,394	(484,208)	436,186	(140,224)	295,962

	$3,251,841	$(488,259)	$2,763,582	$(2,406,417)	$357,165

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $42,951,372:
Unaffiliated investments (cost $2,545,517,012)	$2,648,998,251
Affiliated investments (cost $332,361,351)	332,364,979
Cash	1,364,879
Foreign currency, at value (cost $5,989,860)	6,064,722
Cash segregated for counterparty—OTC	105
Receivable for investments sold	149,469,412
Deposit with broker for centrally cleared/exchange-traded derivatives	41,563,129
Dividends and interest receivable	10,962,240
Tax reclaim receivable	2,457,819
Due from broker-variation margin futures	900,950
Unrealized appreciation on OTC forward foreign currency exchange contracts	892,960
Receivable for Portfolio shares sold	614,774
Due from broker-variation margin swaps	84,770
Unrealized appreciation on OTC swap agreements	77,783
Receivable from affiliate	69,684
Unrealized appreciation on OTC cross currency exchange contracts	13,623
Premiums paid for OTC swap agreements	11,310
Prepaid expenses	20,080

Total Assets	3,195,931,470

LIABILITIES
Payable for investments purchased	310,742,241
Payable to broker for collateral for securities on loan	43,894,512
Forward commitment contracts, at value (proceeds receivable $8,041,250)	8,068,281
Cash segregated from counterparty—OTC	2,688,837
Options written outstanding, at value (proceeds received $2,543,964)	1,779,182
Payable to affiliate	1,280,842
Accrued expenses and other liabilities	662,418
Management fee payable	599,751
Unrealized depreciation on OTC forward foreign currency exchange contracts	483,794
Distribution fee payable	115,597
Premiums received for OTC swap agreements	3,191
Unrealized depreciation on OTC swap agreements	935
Affiliated transfer agent fee payable	369
Unrealized depreciation on OTC cross currency exchange contracts	339

Total Liabilities	370,320,289

NET ASSETS	$2,825,611,181

Net assets were comprised of:
Partners Equity	$2,825,611,181

Net asset value and redemption price per share, $2,825,611,181 / 194,730,980 outstanding shares of beneficial interest	$14.51

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $391 foreign withholding tax)	$18,950,558
Unaffiliated dividend income (net of $1,509,317 foreign withholding tax, of which $198,674 is reimbursable by an affiliate)	17,933,156
Affiliated dividend income	5,603,819
Income from securities lending, net (including affiliated income of $70,530)	97,695

Total income	42,585,228

EXPENSES
Management fee	10,206,595
Distribution fee	3,365,359
Custodian and accounting fees	517,300
Audit fee	30,001
Trustees’ fees	20,159
Shareholders’ reports	14,481
Legal fees and expenses	9,741
Interest expense on short sales	5,214
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	58,475

Total expenses	14,230,800
Less: Fee waiver and/or expense reimbursement	(1,848,272)

Net expenses	12,382,528

NET INVESTMENT INCOME (LOSS)	30,202,700

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $11,741) (net of foreign capital gains taxes $(21,201))	6,326,983
Futures transactions	27,763,147
Forward and cross currency contract transactions	651,656
Options written transactions	(2,759,725)
Swap agreements transactions	661,224
Foreign currency transactions	(2,565,999)

30,077,286

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,514)	176,913,936
Futures	16,083,514
Forward and cross currency contracts	(189,493)
Options written	1,370,917
Swap agreements	219,479
Foreign currencies	55,694

194,454,047

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	224,531,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$254,734,033

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$30,202,700	$59,502,180
Net realized gain (loss) on investment and foreign currency transactions	30,077,286	(14,295,582)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	194,454,047	(254,808,442)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	254,734,033	(209,601,844)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [18,546,556 and 4,126,228 shares, respectively]	255,542,339	55,632,901
Portfolio shares repurchased [5,328,038 and 51,610,844 shares, respectively]	(74,875,451)	(700,617,680)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	180,666,888	(644,984,779)

CAPITAL CONTRIBUTIONS	18,758	437,489

TOTAL INCREASE (DECREASE)	435,419,679	(854,149,134)
NET ASSETS:
Beginning of period	2,390,191,502	3,244,340,636

End of period	$2,825,611,181	$2,390,191,502

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 86.9%
COMMON STOCKS — 54.8%	Shares	Value
Argentina — 0.1%
MercadoLibre, Inc.*	5,170	$3,162,851

Australia — 0.4%
AGL Energy Ltd.	3,644	51,180
Alumina Ltd.	37,717	61,878
APA Group	9,651	73,132
Aristocrat Leisure Ltd.	2,352	50,696
Aurizon Holdings Ltd.	22,596	85,727
Australia & New Zealand Banking Group Ltd.	22,078	437,522
Bendigo & Adelaide Bank Ltd.	3,116	25,348
BHP Group Ltd.	196,726	5,687,144
BHP Group PLC	14,312	366,263
Boral Ltd.	7,337	26,375
Brambles Ltd.	10,749	97,307
Caltex Australia Ltd.	2,603	45,252
Coca-Cola Amatil Ltd.	7,649	54,853
Cochlear Ltd.	619	90,023
Coles Group Ltd.*	7,553	70,504
Commonwealth Bank of Australia	11,772	684,337
Computershare Ltd.	5,946	67,493
CSL Ltd.	3,184	481,566
Dexus, REIT	7,268	66,324
Fortescue Metals Group Ltd.	6,000	38,049
Goodman Group, REIT	14,188	149,824
GPT Group (The), REIT	6,372	27,511
Incitec Pivot Ltd.	8,743	20,870
Insurance Australia Group Ltd.	12,596	73,010
Lendlease Group	3,856	35,207
Macquarie Group Ltd.	2,406	211,764
Mirvac Group, REIT	46,151	101,408
National Australia Bank Ltd.	19,455	365,070
Newcrest Mining Ltd.	4,996	112,406
Oil Search Ltd.	110,717	551,318
Orica Ltd.	4,139	58,865
Origin Energy Ltd.	10,763	55,275
QBE Insurance Group Ltd.	17,054	141,491
Ramsay Health Care Ltd.	1,204	61,058
REA Group Ltd.	789	53,111
Rio Tinto Ltd.	3,503	255,610
Rio Tinto PLC	11,043	684,151
Santos Ltd.	10,400	51,839
Scentre Group, REIT	47,883	128,998
Sonic Healthcare Ltd.	1,708	32,437
South32 Ltd.	45,410	101,302
Stockland, REIT	17,323	50,738
Suncorp Group Ltd.	15,897	150,276
Sydney Airport	12,524	70,699
Tabcorp Holdings Ltd.	16,427	51,298
Telstra Corp. Ltd.	30,392	82,111
TPG Telecom Ltd.	4,991	22,511
Transurban Group	17,579	182,060
Treasury Wine Estates Ltd.	3,581	37,589
Vicinity Centres, REIT	20,214	34,799
Wesfarmers Ltd.	7,553	191,756
Westpac Banking Corp.	22,651	451,285
Woodside Petroleum Ltd.	5,107	130,574
Woolworths Group Ltd.	10,463	243,949

		13,533,143

COMMON STOCKS (continued)	Shares	Value
Austria — 0.1%
Erste Group Bank AG*	43,040	$1,598,038

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	3,504	310,358
KBC Group NV	54,514	3,578,220

		3,888,578

Brazil — 0.5%
Ambev SA	158,673	738,831
Ambev SA, ADR(a)	338,710	1,581,776
Atacadao SA	32,425	185,940
B3 SA—Brasil Bolsa Balcao	57,030	557,386
Cielo SA	67,900	119,003
CVC Brasil Operadora e Agencia de Viagens SA	12,287	160,405
Equatorial Energia SA	15,195	365,516
Itau Unibanco Holding SA, ADR	550,369	5,184,476
Kroton Educacional SA	125,534	358,953
Lojas Renner SA	175,732	2,150,915
Raia Drogasil SA	59,316	1,184,636
TIM Participacoes SA, ADR(a)	19,618	293,681
Ultrapar Participacoes SA	142,660	750,461
Vale SA, ADR	77,830	1,046,035
WEG SA	240,545	1,351,204

		16,029,218

Canada — 0.4%
Advanz Pharma Corp.*	607	9,943
Agnico Eagle Mines Ltd.	1,646	84,390
Alimentation Couche-Tard, Inc. (Class B Stock)	3,506	220,633
ARC Resources Ltd.	2,666	13,049
Bank of Montreal	4,949	373,835
Bank of Nova Scotia (The)	8,977	482,182
Barrick Gold Corp.	8,418	132,870
BCE, Inc.	949	43,176
Brookfield Asset Management, Inc. (Class A Stock)	7,226	345,698
Canadian Imperial Bank of Commerce	3,292	258,875
Canadian National Railway Co.	6,017	556,879
Canadian Natural Resources Ltd.	8,328	224,552
Canadian Pacific Railway Ltd., (XNYS)	5,300	1,246,772
Canadian Pacific Railway Ltd., (XTSE)	1,231	289,930
Canadian Tire Corp. Ltd. (Class A Stock)	644	70,166
Cenovus Energy, Inc.	6,787	59,860
CGI, Inc.*	1,885	144,921
Constellation Software, Inc.	171	161,167
Dollarama, Inc.	2,762	97,167
Enbridge, Inc.	6,397	231,055
Encana Corp.	5,886	30,204
Fairfax Financial Holdings Ltd.	2,321	1,139,205
Fairfax Financial Holdings Ltd. (OOTC)	100	48,972
Fortis, Inc.	2,075	81,935
Franco-Nevada Corp.	1,498	127,145

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Canada (continued)
George Weston Ltd.	218	$16,542
Gildan Activewear, Inc.	1,539	59,560
Great-West Lifeco, Inc.	2,494	57,420
Imperial Oil Ltd.	2,213	61,275
Intact Financial Corp.	945	87,331
Inter Pipeline Ltd.	2,212	34,408
Kinross Gold Corp.*	8,984	34,713
Loblaw Cos. Ltd.	1,617	82,792
Magna International, Inc.	3,428	170,569
Manulife Financial Corp.	14,830	269,523
Metro, Inc.	1,884	70,696
National Bank of Canada	2,637	125,270
Nutrien Ltd.	4,808	257,188
Open Text Corp.	2,152	88,805
Pembina Pipeline Corp.	3,170	118,008
Power Corp. of Canada	3,141	67,663
Power Financial Corp.	1,968	45,264
Restaurant Brands International, Inc.	1,541	107,166
Rogers Communications, Inc. (Class B Stock)	3,080	164,872
Royal Bank of Canada	10,841	861,535
Saputo, Inc.	2,251	67,381
Shaw Communications, Inc. (Class B Stock)	3,376	68,884
SNC-Lavalin Group, Inc.	1,078	21,798
Sun Life Financial, Inc.	4,807	199,063
Suncor Energy, Inc.	11,994	374,140
TC Energy Corp.	5,495	272,411
Teck Resources Ltd. (Class B Stock)	4,703	108,529
Thomson Reuters Corp.	2,597	167,534
Toronto-Dominion Bank (The)	13,528	790,472
Wheaton Precious Metals Corp.	3,345	80,895

		11,406,288

Chile — 0.0%
Banco Santander Chile, ADR	32,470	971,502
Cencosud SA	60,345	118,441
Cia Cervecerias Unidas SA, ADR	4,926	139,160

		1,229,103

China — 2.2%
3SBio, Inc., 144A	126,000	217,344
51job, Inc., ADR*	3,063	231,257
AAC Technologies Holdings, Inc.	15,000	85,205
Alibaba Group Holding Ltd., ADR*	76,470	12,957,842
ANTA Sports Products Ltd.	51,000	350,998
Baidu, Inc., ADR*	15,528	1,822,366
Bank of China Ltd. (Class H Stock)	2,076,000	877,072
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	192,500	182,347
BOC Hong Kong Holdings Ltd.	31,500	123,885
BOE Technology Group Co. Ltd. (Class A Stock)	560,700	280,504
CGN Power Co. Ltd. (Class H Stock), 144A	897,000	246,868

COMMON STOCKS (continued)	Shares	Value
China (continued)
China Conch Venture Holdings Ltd.	58,500	$207,224
China Construction Bank Corp. (Class H Stock)	2,325,000	2,002,381
China Everbright International Ltd.	299,000	276,349
China Life Insurance Co. Ltd. (Class H Stock)	281,000	691,109
China Longyuan Power Group Corp. Ltd. (Class H Stock)	401,000	257,483
China Merchants Bank Co. Ltd. (Class H Stock)	158,500	791,067
China Mobile Ltd.	92,500	840,940
China Oilfield Services Ltd. (Class H Stock)	224,000	222,156
China Overseas Land & Investment Ltd.	158,000	582,722
China Pacific Insurance Group Co. Ltd. (Class H Stock)	122,200	478,285
China Petroleum & Chemical Corp. (Class H Stock)	914,000	621,381
China Railway Group Ltd. (Class H Stock)	236,000	179,645
China Resources Land Ltd.	40,000	176,189
China Shenhua Energy Co. Ltd. (Class H Stock)	180,500	376,632
China State Construction International Holdings Ltd.	100,000	102,938
China Unicom Hong Kong Ltd.	366,000	401,374
China Vanke Co. Ltd. (Class H Stock)	115,300	432,433
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	276,000	150,326
CNOOC Ltd.	138,000	235,087
Country Garden Holdings Co. Ltd.	355,000	540,787
Country Garden Services Holdings Co. Ltd.	161,000	372,987
CSPC Pharmaceutical Group Ltd.	146,000	235,552
Ctrip.com International Ltd., ADR*	11,173	412,395
ENN Energy Holdings Ltd.	33,900	329,749
Far East Horizon Ltd.	186,000	190,719
Focus Media Information Technology Co. Ltd. (Class A Stock)	94,100	72,323
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	39,200	600,742
Fosun International Ltd.	106,000	141,019
Geely Automobile Holdings Ltd.	244,000	416,648
Greentown Service Group Co. Ltd.	238,000	192,911
Hangzhou Robam Appliances Co. Ltd. (Class A Stock)	51,830	204,725
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	24,000	120,059
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,799,000	1,311,957
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	28,901	140,552
JD.com, Inc., ADR*	68,424	2,072,563
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	28,180	270,858

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
Jointown Pharmaceutical Group Co. Ltd. (Class A Stock)	87,800	$157,913
Kingdee International Software Group Co. Ltd.	278,000	301,392
Kweichow Moutai Co. Ltd. (Class A Stock)	11,832	1,695,382
KWG Group Holdings Ltd.*	179,000	181,994
Longfor Group Holdings Ltd.	65,000	246,001
Luxshare Precision Industry Co. Ltd. (Class A Stock)	85,800	309,645
Midea Group Co. Ltd. (Class A Stock)	192,000	1,450,375
NetEase, Inc., ADR	2,161	552,719
Nexteer Automotive Group Ltd.	80,000	99,807
PetroChina Co. Ltd. (Class H Stock)	468,000	257,943
PICC Property & Casualty Co. Ltd. (Class H Stock)	342,000	368,960
Ping An Bank Co. Ltd. (Class A Stock)	177,100	355,189
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	824,000	9,906,751
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	618,000	367,301
SAIC Motor Corp. Ltd. (Class A Stock)	70,202	260,595
Shenzhou International Group Holdings Ltd.	33,200	457,166
Sinopharm Group Co. Ltd. (Class H Stock)	99,200	349,789
Sunny Optical Technology Group Co. Ltd.	37,600	389,564
Suofeiya Home Collection Co. Ltd. (Class A Stock)	83,000	224,372
Tencent Holdings Ltd.	332,200	15,003,454
Weichai Power Co. Ltd. (Class H Stock)	150,000	253,999
Wuxi Biologics Cayman, Inc., 144A*	39,500	356,134
Yangzijiang Shipbuilding Holdings Ltd.	15,000	16,986
Yum China Holdings, Inc.	41,294	1,907,783

		69,499,169

Colombia — 0.0%
Ecopetrol SA, ADR	6,610	120,897

Czech Republic — 0.0%
Komercni banka A/S	6,610	263,569
Moneta Money Bank A/S, 144A	57,140	195,998

		459,567

Denmark — 0.2%
Carlsberg A/S (Class B Stock)	2,475	327,818
Chr Hansen Holding A/S	1,831	171,976
GN Store Nord A/S	21,904	1,023,165
Novo Nordisk A/S (Class B Stock)	87,107	4,443,970
Novozymes A/S (Class B Stock)	5,590	260,631
Royal Unibrew A/S	20,482	1,493,934

		7,721,494

COMMON STOCKS (continued)	Shares	Value
Finland — 0.1%
Elisa OYJ	5,922	$288,804
Neste OYJ	35,436	1,205,811
Nokia OYJ	28,210	140,407
Nordea Bank Abp	24,764	179,850
UPM-Kymmene OYJ	37,913	1,008,518
Wartsila OYJ Abp	12,946	188,046

		3,011,436

France — 2.1%
Accor SA	51,215	2,198,895
Air Liquide SA	4,187	586,113
Airbus SE	39,757	5,641,307
Alstom SA	6,796	315,292
Arkema SA	2,972	276,707
AXA SA	99,278	2,607,240
BioMerieux	3,106	257,269
BNP Paribas SA	12,749	605,680
Capgemini SE	31,731	3,943,058
Cie Generale des Etablissements Michelin SCA	11,176	1,415,908
Eiffage SA	17,509	1,730,223
EssilorLuxottica SA	15,668	2,043,358
Faurecia SA	20,408	947,644
Kering SA	5,902	3,483,054
Legrand SA	30,678	2,243,898
L’Oreal SA	9,592	2,731,338
LVMH Moet Hennessy Louis Vuitton SE	18,349	7,812,697
Orange SA(a)	176,939	2,788,526
Pernod Ricard SA	18,181	3,351,756
Peugeot SA	53,547	1,319,667
Renault SA(a)	6,773	426,112
Safran SA	29,999	4,399,405
Sanofi	6,049	522,778
Schneider Electric SE	61,380	5,568,152
Thales SA	3,764	465,418
TOTAL SA	148,787	8,335,466
Unibail-Rodamco-Westfield	3,720	26,809
Valeo SA	5,966	193,829
Vinci SA	6,014	616,047
Vivendi SA	9,848	270,932

		67,124,578

Germany — 1.2%
adidas AG	15,673	4,842,617
Allianz SE	36,281	8,750,146
BASF SE	2,880	209,740
Bayer AG	4,940	341,620
Continental AG	15,638	2,278,777
Daimler AG	4,514	250,934
Deutsche Boerse AG	14,850	2,101,370
Deutsche Post AG	15,710	516,523
Deutsche Telekom AG	184,813	3,197,850
Fresenius Medical Care AG & Co. KGaA	19,071	1,499,855
Fresenius SE & Co. KGaA	7,523	408,331
Hannover Rueck SE	8,172	1,322,006
Infineon Technologies AG	20,917	369,141

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Germany (continued)
Merck KGaA	2,550	$266,605
MTU Aero Engines AG	5,965	1,423,260
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,406	2,612,437
RWE AG	15,072	371,529
SAP SE	42,142	5,789,738
Siemens AG	4,720	561,704

		37,114,183

Greece — 0.0%
OPAP SA	10,370	116,066

Hong Kong — 0.7%
AIA Group Ltd.	1,158,200	12,523,619
ASM Pacific Technology Ltd.	2,500	25,654
Bank of East Asia Ltd. (The)	1,600	4,476
CK Asset Holdings Ltd.	320,000	2,501,220
CK Hutchison Holdings Ltd.	22,500	221,525
CK Infrastructure Holdings Ltd.	7,500	61,163
CLP Holdings Ltd.	15,500	170,955
Haier Electronics Group Co. Ltd.	56,000	155,579
Hang Lung Properties Ltd.	2,000	4,762
Hang Seng Bank Ltd.	7,100	176,304
Henderson Land Development Co. Ltd.	16,203	89,332
HKT Trust & HKT Ltd.	20,000	31,745
Hong Kong & China Gas Co. Ltd.	64,801	143,685
Hong Kong Exchanges & Clearing Ltd.	69,700	2,465,110
Hongkong Land Holdings Ltd.	7,800	50,014
Jardine Matheson Holdings Ltd.	36,700	2,306,903
Kerry Properties Ltd.	11,000	46,266
Link REIT, REIT	13,000	159,837
MTR Corp. Ltd.	8,000	53,838
New World Development Co. Ltd.	23,000	35,975
NWS Holdings Ltd.	16,000	32,894
Power Assets Holdings Ltd.	10,000	71,933
Sino Land Co. Ltd.	40,000	67,161
Sun Hung Kai Properties Ltd.	12,500	212,069
Swire Pacific Ltd. (Class A Stock)	7,000	86,236
Techtronic Industries Co. Ltd.	24,500	188,066
WH Group Ltd., 144A	33,500	34,044
Wharf Holdings Ltd. (The)	14,000	37,077
Wharf Real Estate Investment Co. Ltd.	13,000	91,626
Wheelock & Co. Ltd.	12,000	86,202
Yue Yuen Industrial Holdings Ltd.	9,000	24,659

		22,159,929

Hungary — 0.0%
OTP Bank Nyrt	11,501	457,459
Richter Gedeon Nyrt	12,293	226,609

		684,068

India — 1.0%
Axis Bank Ltd.*	62,731	735,235
Bharat Heavy Electricals Ltd.	219,124	232,678
Bosch Ltd.	452	107,060
Container Corp. of India Ltd.	22,667	187,350
HCL Technologies Ltd.	18,082	278,906

COMMON STOCKS (continued)	Shares	Value
India (continued)
HDFC Bank Ltd., ADR	123,947	$16,118,068
Hindalco Industries Ltd.	63,762	191,158
Hindustan Unilever Ltd.	20,948	542,799
Housing Development Finance Corp. Ltd.	46,035	1,462,766
IndusInd Bank Ltd.	13,528	276,586
Infosys Ltd., ADR(a)	518,245	5,545,222
ITC Ltd.	138,618	550,229
Larsen & Toubro Ltd.	19,790	445,806
Mahindra & Mahindra Ltd., GDR	177,400	1,651,082
Maruti Suzuki India Ltd.	4,738	448,611
NTPC Ltd.	169,836	348,003
Oil & Natural Gas Corp. Ltd.	156,761	380,895
Petronet LNG Ltd.	81,081	287,977
Power Grid Corp. of India Ltd.	133,997	401,972
Reliance Industries Ltd., 144A, GDR	18,138	656,244
Shriram Transport Finance Co. Ltd.	14,689	230,025
Tata Consultancy Services Ltd.	27,093	875,200
Tata Elxsi Ltd.	13,227	169,728
UltraTech Cement Ltd.	6,833	451,233
UPL Ltd.	11,991	162,963

		32,737,796

Indonesia — 0.3%
Astra International Tbk PT	2,934,500	1,546,754
Bank Central Asia Tbk PT	1,114,800	2,366,699
Bank Rakyat Indonesia Persero Tbk PT	8,539,300	2,637,333
Hanjaya Mandala Sampoerna Tbk PT	929,200	206,766
Telekomunikasi Indonesia Persero Tbk PT	1,882,200	551,165
Unilever Indonesia Tbk PT	265,900	847,353
United Tractors Tbk PT	46,900	93,636

		8,249,706

Ireland — 0.0%
CRH PLC	14,504	474,359
James Hardie Industries PLC	4,493	59,064
Kerry Group PLC (Class A Stock)	3,043	363,117
Kingspan Group PLC	5,537	300,621
Ryanair Holdings PLC, ADR*	3,102	198,962

		1,396,123

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR*	5,798	53,515

Italy — 0.3%
Davide Campari-Milano SpA	24,184	236,879
Enel SpA	592,904	4,140,671
Eni SpA	144,524	2,405,866
Poste Italiane SpA, 144A	86,618	911,937
Snam SpA	45,597	226,572
UniCredit SpA	29,887	367,225

		8,289,150

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan — 1.9%
AEON Financial Service Co. Ltd.	1,100	$17,762
AGC, Inc.	2,600	89,988
Ajinomoto Co., Inc.	6,100	105,540
Alfresa Holdings Corp.	1,900	47,001
Amada Holdings Co. Ltd.	7,400	83,530
Asahi Group Holdings Ltd.	61,600	2,774,385
Asahi Kasei Corp.	5,200	55,557
Astellas Pharma, Inc.	9,000	128,407
Bandai Namco Holdings, Inc.	4,500	218,717
Bridgestone Corp.	6,800	268,208
Canon, Inc.	5,900	172,306
Central Japan Railway Co.	800	160,366
Chubu Electric Power Co., Inc.	8,000	112,324
Chugai Pharmaceutical Co. Ltd.	1,100	71,939
Concordia Financial Group Ltd.	21,600	80,587
Dai Nippon Printing Co. Ltd.	1,500	32,029
Daicel Corp.	11,100	98,948
Dai-ichi Life Holdings, Inc.	6,100	92,289
Daiichi Sankyo Co. Ltd.	6,500	340,045
Daikin Industries Ltd.	20,400	2,674,327
Daito Trust Construction Co. Ltd.	700	89,176
Daiwa House Industry Co. Ltd.	6,800	198,498
Daiwa House REIT Investment Corp., REIT	13	31,385
Denso Corp.	1,700	71,638
Dentsu, Inc.	400	13,989
East Japan Railway Co.	3,200	299,863
Eisai Co. Ltd.	1,700	96,284
Electric Power Development Co. Ltd.	6,000	136,504
FANUC Corp.	10,400	1,929,458
Fast Retailing Co. Ltd.	500	303,073
FUJIFILM Holdings Corp.	4,600	233,948
Fujitsu Ltd.	400	27,918
Hakuhodo DY Holdings, Inc.	2,000	33,780
Hankyu Hanshin Holdings, Inc.	1,100	39,449
Hino Motors Ltd.	6,800	57,362
Hisamitsu Pharmaceutical Co., Inc.	400	15,807
Hitachi High-Technologies Corp.	2,000	103,115
Hitachi Ltd.	10,500	385,433
Honda Motor Co. Ltd.	76,600	1,983,476
Hoya Corp.	1,400	107,620
Inpex Corp.	2,000	18,114
ITOCHU Corp.	16,200	310,054
J Front Retailing Co. Ltd.	9,400	107,947
Japan Airlines Co. Ltd.	4,000	127,811
Japan Exchange Group, Inc.	5,200	82,832
Japan Post Holdings Co. Ltd.	3,200	36,248
Japan Prime Realty Investment Corp., REIT	6	26,025
Japan Real Estate Investment Corp., REIT	8	48,697
Japan Retail Fund Investment Corp., REIT	23	46,515
Japan Tobacco, Inc.	7,400	163,311
JFE Holdings, Inc.	3,100	45,725
JTEKT Corp.	2,100	25,595
JXTG Holdings, Inc.	39,300	195,918

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Kao Corp.	34,000	$2,598,336
Kawasaki Heavy Industries Ltd.	4,500	106,046
KDDI Corp.	9,900	251,720
Keikyu Corp.	1,500	25,853
Keyence Corp.	6,000	3,699,810
Kikkoman Corp.	400	17,421
Kintetsu Group Holdings Co. Ltd.	800	38,340
Kirin Holdings Co. Ltd.	6,300	135,844
Komatsu Ltd.	113,100	2,735,320
Kose Corp.	300	50,481
Kubota Corp.	151,200	2,524,552
Kyocera Corp.	1,400	91,708
Kyowa Kirin Co. Ltd.	6,800	122,654
M3, Inc.	4,900	89,799
Makita Corp.	51,700	1,763,216
Marui Group Co. Ltd.	6,300	128,474
Mazda Motor Corp.	3,900	40,736
Mebuki Financial Group, Inc.	26,900	70,247
MEIJI Holdings Co. Ltd.	400	28,611
MINEBEA MITSUMI, Inc.	4,300	73,105
Mitsubishi Corp.	13,300	351,169
Mitsubishi Electric Corp.	18,700	246,993
Mitsubishi Estate Co. Ltd.	15,300	285,351
Mitsubishi Tanabe Pharma Corp.	1,100	12,253
Mitsubishi UFJ Financial Group, Inc.	94,400	449,147
Mitsui & Co. Ltd.	13,300	216,925
Mitsui Chemicals, Inc.	5,600	139,045
Mitsui Fudosan Co. Ltd.	82,600	2,007,922
Mizuho Financial Group, Inc.	97,000	140,674
MS&AD Insurance Group Holdings, Inc.	2,900	92,162
Murata Manufacturing Co. Ltd.	5,400	243,617
Nexon Co. Ltd.*	4,400	63,930
NGK Spark Plug Co. Ltd.	4,700	88,465
Nidec Corp.	17,100	2,347,091
Nintendo Co. Ltd.	1,000	367,690
Nippon Building Fund, Inc., REIT	9	61,645
Nippon Prologis REIT, Inc., REIT	11	25,423
Nippon Steel Corp.	7,500	129,218
Nippon Telegraph & Telephone Corp.	7,800	363,655
Nippon Yusen KK	3,700	59,506
Nissan Motor Co. Ltd.	16,400	117,530
Nitori Holdings Co. Ltd.	700	92,912
Nitto Denko Corp.	2,400	118,780
Nomura Holdings, Inc.	16,600	58,574
Nomura Real Estate Master Fund, Inc., REIT	27	41,496
Nomura Research Institute Ltd.	10,200	164,034
NSK Ltd.	4,300	38,365
NTT DOCOMO, Inc.	13,400	312,541
Obayashi Corp.	11,900	117,459
Obic Co. Ltd.	200	22,711
Oji Holdings Corp.	6,800	39,395
Olympus Corp.	8,800	98,001
Ono Pharmaceutical Co. Ltd.	4,100	73,594
Oriental Land Co. Ltd.	900	111,628
ORIX Corp.	15,600	233,040

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Otsuka Corp.	4,000	$161,024
Otsuka Holdings Co. Ltd.	5,300	173,143
Panasonic Corp.	25,500	212,870
Persol Holdings Co. Ltd.	6,800	160,338
Rakuten, Inc.	2,700	32,210
Recruit Holdings Co. Ltd.	63,100	2,113,148
Renesas Electronics Corp.*	13,800	68,890
Resona Holdings, Inc.	10,600	44,209
Ricoh Co. Ltd.	1,700	17,016
Rohm Co. Ltd.	1,500	101,193
Ryohin Keikaku Co. Ltd.	300	54,177
Santen Pharmaceutical Co. Ltd.	2,200	36,556
SBI Holdings, Inc.	1,600	39,770
Secom Co. Ltd.	500	43,113
Seibu Holdings, Inc.	7,900	131,842
Seiko Epson Corp.	3,800	60,209
Sekisui House Ltd.	5,300	87,540
Seven & i Holdings Co. Ltd.	7,600	257,396
Shimano, Inc.	400	59,589
Shimizu Corp.	4,100	34,096
Shin-Etsu Chemical Co. Ltd.	33,700	3,147,563
Shinsei Bank Ltd.	4,000	62,206
Shionogi & Co. Ltd.	900	51,932
Shiseido Co. Ltd.	31,900	2,413,315
Showa Denko KK	900	26,636
SMC Corp.	5,400	2,023,621
SoftBank Group Corp.	11,200	537,530
Sompo Holdings, Inc.	1,400	54,130
Sony Corp.	52,400	2,744,000
Stanley Electric Co. Ltd.	1,200	29,548
Subaru Corp.	600	14,608
SUMCO Corp.	3,100	37,066
Sumitomo Chemical Co. Ltd.	8,400	39,092
Sumitomo Electric Industries Ltd.	6,700	88,145
Sumitomo Metal Mining Co. Ltd.	2,800	83,976
Sumitomo Mitsui Financial Group, Inc.	94,600	3,345,401
Sumitomo Mitsui Trust Holdings, Inc.	3,900	141,691
Sumitomo Realty & Development Co. Ltd.	1,100	39,331
Suntory Beverage & Food Ltd.	800	34,795
Suzuken Co. Ltd.	1,600	94,020
Suzuki Motor Corp.	4,500	211,611
T&D Holdings, Inc.	9,600	104,441
Takeda Pharmaceutical Co. Ltd.	10,000	355,340
TDK Corp.	500	38,793
Terumo Corp.	600	17,936
THK Co. Ltd.	1,900	45,650
Tohoku Electric Power Co., Inc.	5,300	53,575
Tokio Marine Holdings, Inc.	6,800	341,135
Tokyo Electric Power Co. Holdings, Inc.*	4,700	24,540
Tokyo Electron Ltd.	600	84,412
Tokyo Gas Co. Ltd.	4,700	110,742
Tokyu Corp.	10,500	186,516
Tokyu Fudosan Holdings Corp.	10,200	56,387
Toppan Printing Co. Ltd.	2,500	38,059

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Toray Industries, Inc.	21,400	$163,009
Toshiba Corp.	3,900	121,344
Toyota Industries Corp.	500	27,623
Toyota Motor Corp.	17,300	1,076,054
Toyota Tsusho Corp.	1,200	36,487
Unicharm Corp.	1,600	48,291
United Urban Investment Corp., REIT	20	33,540
Yahoo Japan Corp.	7,000	20,600
Yakult Honsha Co. Ltd.	400	23,516
Yamato Holdings Co. Ltd.	2,900	59,069
Yaskawa Electric Corp.	1,000	34,178
ZOZO, Inc.	800	15,011

		61,165,831

Luxembourg — 0.0%
Eurofins Scientific SE	444	196,658

Macau — 0.1%
Galaxy Entertainment Group Ltd.	19,000	128,111
Sands China Ltd.	692,000	3,311,606
Wynn Macau Ltd.	11,600	25,994

		3,465,711

Malaysia — 0.1%
CIMB Group Holdings Bhd	154,700	201,519
IHH Healthcare Bhd	128,400	180,131
Petronas Chemicals Group Bhd	165,700	336,803
Public Bank Bhd	256,100	1,424,648
Tenaga Nasional Bhd	91,500	306,389

		2,449,490

Mexico — 0.3%
Alfa SAB de CV (Class A Stock)	176,643	173,203
America Movil SAB de CV (Class L Stock)	922,054	672,070
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	152,295	233,674
Cemex SAB de CV, ADR	23,742	100,666
Fomento Economico Mexicano SAB de CV, ADR	20,657	1,998,565
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	29,288	305,000
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	17,746	287,986
Grupo Financiero Banorte SAB de CV (Class O Stock)	299,993	1,742,401
Grupo Mexico SAB de CV (Class B Stock)	161,249	429,465
Wal-Mart de Mexico SAB de CV	803,932	2,194,360

		8,137,390

Netherlands — 0.9%
ABN AMRO Bank NV, 144A, CVA	61,656	1,318,980
Adyen NV, 144A*	1,868	1,443,062
Akzo Nobel NV	4,421	415,328
ASML Holding NV	27,862	5,812,736
ASR Nederland NV	34,525	1,404,274
Heineken NV	2,734	304,929

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Netherlands (continued)
ING Groep NV	347,860	$4,032,001
InterXion Holding NV*(a)	14,848	1,129,784
Koninklijke Ahold Delhaize NV	60,497	1,359,793
Koninklijke Philips NV	6,875	299,061
NN Group NV	37,916	1,525,708
NXP Semiconductors NV	2,331	227,529
Royal Dutch Shell PLC (Class A Stock)	224,438	7,333,705
Royal Dutch Shell PLC (Class B Stock)	17,888	586,122
Wolters Kluwer NV	5,111	372,141

		27,565,153

New Zealand — 0.0%
Auckland International Airport Ltd.	11,025	72,822
Fletcher Building Ltd.	8,320	27,116
Ryman Healthcare Ltd.	4,143	32,786
Spark New Zealand Ltd.	21,104	56,764

		189,488

Norway — 0.1%
DNB ASA	87,107	1,622,074
Telenor ASA	20,951	444,623

		2,066,697

Peru — 0.1%
Credicorp Ltd.	10,151	2,323,665

Philippines — 0.0%
Ayala Corp.	10,470	182,916
Ayala Land, Inc.	247,200	244,846
International Container Terminal Services, Inc.	58,770	167,541

		595,303

Poland — 0.0%
Bank Polska Kasa Opieki SA	7,443	223,159
CCC SA	3,759	169,915
CD Projekt SA	4,883	282,422
Dino Polska SA, 144A*	9,604	336,987
Polski Koncern Naftowy ORLEN SA	11,350	273,732

		1,286,215

Qatar — 0.0%
Qatar National Bank QPSC	42,300	220,949

Russia — 0.2%
Alrosa PJSC	226,777	309,789
Gazprom PJSC, ADR(a)	49,420	361,754
LUKOIL PJSC, ADR(a)	13,366	1,129,611
Magnitogorsk Iron & Steel Works PJSC	283,626	203,262
MMC Norilsk Nickel PJSC, ADR	12,719	286,432
Mobile TeleSystems PJSC, ADR	24,353	226,726
Moscow Exchange MICEX-RTS PJSC	193,032	275,160
Novatek PJSC, GDR	551	116,888
Rosneft Oil Co. PJSC, GDR	21,566	141,535
Sberbank of Russia PJSC, ADR(a)	257,799	3,939,169
Severstal PJSC, GDR	18,759	316,995
Tatneft PJSC, ADR	3,636	266,701

COMMON STOCKS (continued)	Shares	Value
Russia (continued)
X5 Retail Group NV, GDR	8,819	$303,108

		7,877,130

Singapore — 0.1%
Ascendas Real Estate Investment Trust, REIT	17,700	40,799
CapitaLand Ltd.	29,100	75,943
CapitaLand Mall Trust, REIT	14,200	27,605
ComfortDelGro Corp. Ltd.	12,700	24,993
DBS Group Holdings Ltd.	165,300	3,171,152
Genting Singapore Ltd.	28,800	19,603
Jardine Cycle & Carriage Ltd.	600	16,074
Keppel Corp. Ltd.	14,400	70,967
Oversea-Chinese Banking Corp. Ltd.	27,200	228,775
Singapore Airlines Ltd.	4,000	27,426
Singapore Press Holdings Ltd.	5,500	9,917
Singapore Telecommunications Ltd.	55,900	144,573
United Overseas Bank Ltd.	8,800	169,852
Wilmar International Ltd.	20,600	56,322

		4,084,001

South Africa — 0.5%
Absa Group Ltd.	35,288	440,834
AngloGold Ashanti Ltd.	14,908	267,858
Bid Corp. Ltd.	96,573	2,101,554
Bidvest Group Ltd. (The)	80,490	1,082,131
Capitec Bank Holdings Ltd.	16,448	1,517,627
Clicks Group Ltd.	20,862	304,502
FirstRand Ltd.	676,857	3,295,208
Growthpoint Properties Ltd., REIT	154,735	266,956
Mr. Price Group Ltd.	63,263	892,843
MTN Group Ltd.	17,116	129,908
Naspers Ltd. (Class N Stock)	12,086	2,938,747
Pick’n Pay Stores Ltd.	42,967	210,320
Sanlam Ltd.	247,665	1,375,254
Sappi Ltd.	32,770	127,896
Sasol Ltd.	9,208	229,084
Shoprite Holdings Ltd.	90,218	1,010,279
SPAR Group Ltd. (The)	19,364	256,972
Tiger Brands Ltd.	29,130	462,203
Vodacom Group Ltd.	44,299	376,907

		17,287,083

South Korea — 0.7%
BGF retail Co. Ltd.	1,298	237,199
CJ Logistics Corp.*	1,451	169,432
Daelim Industrial Co. Ltd.	2,301	229,459
Hana Financial Group, Inc.	13,513	438,088
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	2,261	85,287
Hyundai Glovis Co. Ltd.	1,304	181,811
Hyundai Heavy Industries Holdings Co. Ltd.	592	165,913
Hyundai Mobis Co. Ltd.	2,378	485,081
Hyundai Motor Co.	6,227	754,039
Industrial Bank of Korea	18,662	227,225
KB Financial Group, Inc.	15,528	615,620

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
Kia Motors Corp.	9,647	$367,391
Korea Electric Power Corp.*	6,944	153,603
KT&G Corp.	5,137	437,048
LG Chem Ltd.	1,360	418,181
Lotte Chemical Corp.	1,438	314,646
Mando Corp.	6,132	156,811
NAVER Corp.	14,854	1,469,684
NCSoft Corp.	1,143	472,487
POSCO	2,670	565,074
Samsung Electronics Co. Ltd.	133,774	5,443,867
Samsung Electronics Co. Ltd., GDR	7,258	7,380,326
Samsung Fire & Marine Insurance Co. Ltd.	1,368	317,719
Samsung SDI Co. Ltd.	2,627	537,353
Shinhan Financial Group Co. Ltd.	15,531	602,609
SK Holdings Co. Ltd.	1,525	306,480
SK Hynix, Inc.	8,717	524,743
SK Innovation Co. Ltd.	1,207	166,321
S-Oil Corp.	4,307	313,081
Woori Financial Group, Inc.	16,457	200,451

		23,737,029

Spain — 0.3%
ACS Actividades de Construccion y Servicios SA	39,941	1,594,995
Amadeus IT Group SA	5,738	455,288
Banco Bilbao Vizcaya Argentaria SA	26,523	148,158
Banco Santander SA	105,721	489,467
Endesa SA	13,789	354,528
Iberdrola SA	73,741	734,918
Industria de Diseno Textil SA	83,997	2,526,516
Repsol SA	170,478	2,676,088
Telefonica SA	203,977	1,675,443

		10,655,401

Sweden — 0.3%
Atlas Copco AB (Class A Stock)	62,258	1,989,365
Epiroc AB (Class A Stock)	80,383	836,390
Evolution Gaming Group AB, 144A	29,798	590,423
Lundin Petroleum AB	42,324	1,315,879
Sandvik AB	17,271	316,889
SKF AB (Class B Stock)	6,495	119,427
Svenska Handelsbanken AB (Class A Stock)	257,907	2,552,381
Telefonaktiebolaget LM Ericsson (Class B Stock)	185,291	1,760,270
Volvo AB (Class B Stock)	103,370	1,640,351

		11,121,375

Switzerland — 1.7%
ABB Ltd.	8,974	180,337
Alcon, Inc.*	32,879	2,035,859
Cie Financiere Richemont SA	30,667	2,599,965
Credit Suisse Group AG*	39,726	474,827
Glencore PLC*	152,323	529,796
Logitech International SA	29,264	1,168,734
Lonza Group AG*	1,416	478,816
Nestle SA	168,423	17,433,583
Novartis AG	140,776	12,849,018

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Roche Holding AG	41,222	$11,606,702
Swisscom AG	3,668	1,842,523
UBS Group AG*	15,161	180,298
Zurich Insurance Group AG	9,884	3,435,578

		54,816,036

Taiwan — 1.0%
Advantech Co. Ltd.	29,000	246,873
Asustek Computer, Inc.	33,000	237,121
Catcher Technology Co. Ltd.	52,000	373,310
Chailease Holding Co. Ltd.	90,000	372,796
China Life Insurance Co. Ltd.	330,000	264,116
CTBC Financial Holding Co. Ltd.	786,000	540,678
Delta Electronics, Inc.	388,000	1,972,491
E.Sun Financial Holding Co. Ltd.	591,000	494,822
Far EasTone Telecommunications Co. Ltd.	80,000	201,686
Formosa Chemicals & Fibre Corp.	91,000	301,747
Formosa Plastics Corp.	171,000	631,021
Fubon Financial Holding Co. Ltd.	289,000	426,828
Globalwafers Co. Ltd.	15,000	152,420
Hon Hai Precision Industry Co. Ltd.	73,000	182,112
Inventec Corp.	351,000	279,467
Largan Precision Co. Ltd.	11,000	1,369,468
MediaTek, Inc.	22,000	223,195
President Chain Store Corp.	190,000	1,838,971
Quanta Computer, Inc.	171,000	332,735
Taiwan Mobile Co. Ltd.	91,000	358,681
Taiwan Semiconductor Manufacturing Co. Ltd.	952,000	7,293,003
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	310,692	12,169,806
Uni-President Enterprises Corp.	131,000	348,805
Vanguard International Semiconductor Corp.	133,000	279,409
Yuanta Financial Holding Co. Ltd.	499,000	299,604

		31,191,165

Thailand — 0.2%
Kasikornbank PCL, NVDR	86,600	531,134
Minor International PCL, NVDR	241,600	322,950
PTT Exploration & Production PCL	97,400	430,213
PTT PCL, NVDR	412,600	655,980
Siam Cement PCL (The)	107,300	1,652,402
Siam Commercial Bank PCL (The)	281,500	1,281,023
Thai Oil PCL	138,200	299,767

		5,173,469

Turkey — 0.0%
BIM Birlesik Magazalar A/S	6,136	84,373
Ford Otomotiv Sanayi A/S	12,320	133,132
KOC Holding A/S	189,447	572,392
Tofas Turk Otomobil Fabrikasi A/S	39,789	132,616
Turkcell Iletisim Hizmetleri A/S	65,127	143,962

		1,066,475

United Arab Emirates — 0.0%
DP World PLC	8,703	138,010

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom — 1.7%
3i Group PLC	24,563	$347,466
AstraZeneca PLC	41,251	3,370,544
Aviva PLC	311,763	1,650,121
Barclays PLC	122,886	234,148
Beazley PLC	27,405	192,131
BP PLC	148,458	1,035,918
British American Tobacco PLC	9,918	346,763
Burberry Group PLC	134,176	3,176,914
Compass Group PLC	10,018	240,204
DCC PLC	2,286	204,141
Diageo PLC	143,047	6,160,240
Fiat Chrysler Automobiles NV	7,605	105,896
GlaxoSmithKline PLC	221,546	4,435,390
HSBC Holdings PLC	110,658	923,674
Imperial Brands PLC	15,035	352,918
InterContinental Hotels Group PLC	5,487	360,938
Intertek Group PLC	4,139	289,247
Johnson Matthey PLC	5,844	247,342
Legal & General Group PLC	609,490	2,088,267
Liberty Global PLC (Class A Stock)*	490	13,225
Liberty Global PLC (Class C Stock)*	2,674	70,941
Linde PLC (AQUIS)	25,639	5,158,757
Linde PLC (NYSE)	3,804	763,843
Lloyds Banking Group PLC	347,390	250,120
London Stock Exchange Group PLC	35,202	2,455,643
Mondi Ltd.	4,469	100,592
Persimmon PLC	6,571	166,791
Prudential PLC	163,874	3,575,877
Reckitt Benckiser Group PLC	3,434	270,981
RELX PLC, (XAMS)	106,463	2,575,650
RELX PLC, (XLON)	20,970	509,225
Rolls-Royce Holdings PLC*	9,720	103,841
Rolls-Royce Holdings PLC Entitlement Shares*	690,120	876
Smith & Nephew PLC	100,933	2,185,766
SSE PLC	26,283	374,382
St. James’s Place PLC	17,163	239,605
Standard Chartered PLC	56,268	511,004
Taylor Wimpey PLC	154,117	308,998
Tesco PLC	159,494	458,997
Unilever NV, CVA	16,835	1,024,941
Unilever PLC	88,332	5,488,857
Vodafone Group PLC	123,177	202,020
WPP PLC	139,201	1,753,096

		54,326,290

United States — 34.9%
Abbott Laboratories	4,090	343,969
AbbVie, Inc.	4,916	357,492
Acadia Healthcare Co., Inc.*(a)	31,523	1,101,729
Accenture PLC (Class A Stock)	6,270	1,158,508
Acushnet Holdings Corp.	21,045	552,642
Adobe, Inc.*	1,853	545,986
Advance Auto Parts, Inc.	21,390	3,297,055
Advanced Disposal Services, Inc.*	23,647	754,576
Advanced Micro Devices, Inc.*(a)	135,456	4,113,799
AdvanSix, Inc.*	18,116	442,574
AES Corp.	4,575	76,677

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Akamai Technologies, Inc.*	685	$54,896
Alexion Pharmaceuticals, Inc.*	4,112	538,590
Alleghany Corp.*	1,344	915,412
Allergan PLC	15,378	2,574,739
Allstate Corp. (The)	4,988	507,230
Alphabet, Inc. (Class A Stock)*	12,239	13,252,389
Alphabet, Inc. (Class C Stock)*	14,161	15,306,766
Altice USA, Inc. (Class A Stock)*(a)(u)	182,149	4,435,328
Altra Industrial Motion Corp.	18,210	653,375
Altria Group, Inc.	12,210	578,143
Amazon.com, Inc.*	18,516	35,062,453
American Electric Power Co., Inc.	88,810	7,816,168
American Express Co.	85,676	10,575,845
American Financial Group, Inc.	623	63,839
American Homes 4 Rent (Class A Stock), REIT	86,142	2,094,112
American International Group, Inc.	67,159	3,578,231
American Tower Corp., REIT	426	87,096
Americold Realty Trust, REIT(a)	14,338	464,838
Ameriprise Financial, Inc.	21,478	3,117,746
AmerisourceBergen Corp.	13,700	1,168,062
AMETEK, Inc.	13,026	1,183,282
Amgen, Inc.	1,642	302,588
Amphenol Corp. (Class A Stock)	17,424	1,671,659
Analog Devices, Inc.	51,660	5,830,864
Anthem, Inc.	10,299	2,906,481
Apple, Inc.	106,000	20,979,520
Applied Industrial Technologies, Inc.	12,500	769,125
Applied Materials, Inc.	36,268	1,628,796
AptarGroup, Inc.	17,159	2,133,550
Aramark	1,726	62,240
Arch Capital Group Ltd.*	1,001	37,117
Arista Networks, Inc.*	5,507	1,429,727
Arrow Electronics, Inc.*	28,225	2,011,596
Arthur J Gallagher & Co.	24,593	2,154,101
Aspen Technology, Inc.*	6,781	842,743
Associated Banc-Corp.	23,535	497,530
AT&T, Inc.	21,601	723,849
Autodesk, Inc.*	6,814	1,110,001
Automatic Data Processing, Inc.	7,940	1,312,720
AutoZone, Inc.*	3,774	4,149,400
AvalonBay Communities, Inc., REIT	7,250	1,473,055
Avaya Holdings Corp.*	10,548	125,627
Avery Dennison Corp.	22,536	2,606,964
Ball Corp.	76,924	5,383,911
Bank of America Corp.	345,183	10,010,307
Bank of New York Mellon Corp. (The)	8,982	396,555
BankUnited, Inc.	17,350	585,389
BB&T Corp.(a)	5,221	256,508
Becton, Dickinson & Co.	2,883	726,545
Berkshire Hathaway, Inc. (Class A Stock)*	14	4,456,900
Berkshire Hathaway, Inc. (Class B Stock)*	18,450	3,932,986
Best Buy Co., Inc.	26,070	1,817,861
Biogen, Inc.*	2,350	549,594
BioMarin Pharmaceutical, Inc.*	1,077	92,245

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
BJ’s Wholesale Club Holdings, Inc.*	27,030	$713,592
Blackbaud, Inc.	8,087	675,264
BlackRock, Inc.	4,757	2,232,460
Boeing Co. (The)	18,683	6,800,799
Booking Holdings, Inc.*	272	509,921
Booz Allen Hamilton Holding Corp.	13,437	889,664
BorgWarner, Inc.	5,703	239,412
Boston Properties, Inc., REIT	3,658	471,882
Boston Scientific Corp.*	156,355	6,720,138
Brady Corp. (Class A Stock)	19,530	963,220
Brandywine Realty Trust, REIT	57,100	817,672
BrightView Holdings, Inc.*	21,940	410,497
Brinker International, Inc.(a)	23,400	920,790
Bristol-Myers Squibb Co.	58,388	2,647,896
Brixmor Property Group, Inc., REIT	149,677	2,676,225
Broadcom, Inc.	3,435	988,799
Brunswick Corp.	19,889	912,706
Cabot Microelectronics Corp.	6,626	729,390
Cadence BanCorp	30,770	640,016
Camden Property Trust, REIT	490	51,151
Capital One Financial Corp.	59,034	5,356,745
Carlisle Cos., Inc.	8,110	1,138,725
Carnival PLC	4,596	204,517
Carter’s, Inc.	6,236	608,259
Catalent, Inc.*	59,622	3,232,109
Caterpillar, Inc.	3,871	527,579
CBRE Group, Inc. (Class A Stock)*	87,671	4,497,522
CBS Corp. (Class B Stock)	24,605	1,227,789
CDK Global, Inc.	911	45,040
CDW Corp.	1,001	111,111
Celanese Corp.	5,718	616,400
Celgene Corp.*	6,199	573,036
Charles Schwab Corp. (The)	99,724	4,007,908
Charter Communications, Inc. (Class A Stock)*(a)	28,742	11,358,264
Cheniere Energy, Inc.*	739	50,585
Chevron Corp.	82,769	10,299,774
Chubb Ltd.	12,536	1,846,427
Cigna Corp.	55,350	8,720,392
Cinemark Holdings, Inc.(a)	26,484	956,072
Cisco Systems, Inc.	64,422	3,525,816
Cision Ltd.*	56,802	666,287
Citigroup, Inc.	68,796	4,817,784
Citizens Financial Group, Inc.	78,881	2,789,232
Claire’s Private Placement^*	313	203,450
Clear Channel Outdoor Holdings, Inc.*	18,551	87,561
Clorox Co. (The)(a)	4,100	627,751
CME Group, Inc.(a)	524	101,714
Coca-Cola Co. (The)	223,485	11,379,856
Cognizant Technology Solutions Corp. (Class A Stock)	11,318	717,448
Columbia Sportswear Co.	9,800	981,568
Comcast Corp. (Class A Stock)(u)	196,591	8,311,867
Commerce Bancshares, Inc.(a)	14,248	850,036
CommScope Holding Co., Inc.*	61,743	971,217
Conagra Brands, Inc.	1,144	30,339
Concho Resources, Inc.	33,903	3,498,112

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Concordia Private Placement*	6,340	$104,719
ConocoPhillips	45,900	2,799,900
Constellation Brands, Inc. (Class A Stock)(a)	29,056	5,722,289
Cooper Cos., Inc. (The)	277	93,319
Copart, Inc.*(a)	34,063	2,545,869
Core Laboratories NV(a)	10,003	522,957
CoreLogic, Inc.*	16,461	688,564
CoreSite Realty Corp., REIT	7,223	831,873
Cornerstone OnDemand, Inc.*	10,820	626,803
Corning, Inc.	49,421	1,642,260
Corteva, Inc.*	9,794	289,609
Cott Corp.	32,580	434,943
Coty, Inc. (Class A Stock)	58,702	786,607
Coupa Software, Inc.*	4,737	599,752
Cousins Properties, Inc., REIT	44,323	1,603,163
Crown Holdings, Inc.*	54,595	3,335,754
CubeSmart, REIT	26,000	869,440
Cullen/Frost Bankers, Inc.	7,870	737,104
Cummins, Inc.	4,111	704,379
Cushman & Wakefield PLC*	38,650	691,062
CVS Health Corp.	3,002	163,579
D.R. Horton, Inc.	4,500	194,085
Danaher Corp.	4,136	591,117
Darden Restaurants, Inc.	723	88,011
DaVita, Inc.*	3,688	207,487
Deere & Co.	5,060	838,493
Dell Technologies, Inc. (Class C Stock)*	957	48,616
Delta Air Lines, Inc.	73,124	4,149,787
DexCom, Inc.*	11,790	1,766,614
Diamondback Energy, Inc.	54,043	5,889,066
Digital Realty Trust, Inc., REIT(a)	23,853	2,809,645
Discovery, Inc. (Class A Stock)*(a)	19,119	586,953
Discovery, Inc. (Class C Stock)*	71,747	2,041,202
DISH Network Corp. (Class A Stock)*	46,100	1,770,701
DocuSign, Inc.*	18,255	907,456
Dollar General Corp.	2,374	320,870
Douglas Dynamics, Inc.	10,300	409,837
Douglas Emmett, Inc., REIT	55,955	2,229,247
Dover Corp.	17,330	1,736,466
Dow, Inc.	9,114	449,411
Duke Energy Corp.	13,900	1,226,536
Duke Realty Corp., REIT	2,644	83,577
DuPont de Nemours, Inc.	6,621	497,038
E*TRADE Financial Corp.	1,658	73,947
East West Bancorp, Inc.	40,245	1,882,259
EastGroup Properties, Inc., REIT	18,374	2,131,016
Eastman Chemical Co.	64,367	5,009,684
Eaton Corp. PLC	77,912	6,488,511
Eaton Vance Corp.	13,974	602,699
Edison International	20,602	1,388,781
Elanco Animal Health, Inc.*	1,147	38,769
Electronic Arts, Inc.*	6,846	693,226
Eli Lilly & Co.	10,502	1,163,517
Emerson Electric Co.	4,556	303,976

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Empire State Realty Trust, Inc. (Class A Stock), REIT	27,487	$407,082
Encompass Health Corp.	16,943	1,073,508
Energizer Holdings, Inc.(a)	32,300	1,248,072
Entercom Communications Corp. (Class A Stock)(a)	163,260	946,908
EOG Resources, Inc.	50,378	4,693,214
EQT Corp.	38,000	600,780
Equinix, Inc., REIT	10,139	5,112,996
Equitrans Midstream Corp.	34,560	681,178
Equity LifeStyle Properties, Inc., REIT	26,206	3,179,836
Equity Residential, REIT	57,315	4,351,355
Essex Property Trust, Inc., REIT	13,005	3,796,550
Estee Lauder Cos., Inc. (The) (Class A Stock)	515	94,302
Everest Re Group Ltd.	309	76,379
Eversource Energy(a)	17,220	1,304,587
EW Scripps Co. (The) (Class A Stock)(a)	17,750	271,397
Exact Sciences Corp.*(a)	21,676	2,558,635
Exelixis, Inc.*	62,735	1,340,647
Exelon Corp.	19,156	918,339
Expedia Group, Inc.	22,588	3,004,882
Exxon Mobil Corp.	41,418	3,173,861
F5 Networks, Inc.*	368	53,592
Facebook, Inc. (Class A Stock)*	43,364	8,369,252
FactSet Research Systems, Inc.	2,360	676,282
Fair Isaac Corp.*	4,843	1,520,799
Federal Realty Investment Trust, REIT	21,423	2,758,425
Ferguson PLC	38,798	2,761,942
Fidelity National Financial, Inc.	776	31,273
Fidelity National Information Services, Inc.	13,670	1,677,036
Fifth Third Bancorp	50,321	1,403,956
First Data Corp. (Class A Stock)*	266,401	7,211,475
First Financial Bancorp	28,630	693,419
First Hawaiian, Inc.	30,850	798,089
First Horizon National Corp.	44,539	664,967
First Republic Bank	29,982	2,927,742
FirstEnergy Corp.	7,110	304,379
Fiserv, Inc.*(u)	32,093	2,925,598
Flex Ltd.*	1,740	16,652
Focus Financial Partners, Inc. (Class A Stock)*	15,990	436,687
Ford Motor Co.	28,293	289,437
Fortinet, Inc.*	993	76,292
Fortune Brands Home & Security, Inc.	48,888	2,792,971
Franklin Resources, Inc.(a)	7,464	259,747
Freeport-McMoRan, Inc.	9,190	106,696
Gates Industrial Corp. PLC*	43,200	492,912
GCP Applied Technologies, Inc.*	25,723	582,369
Generac Holdings, Inc.*	11,615	806,197
General Dynamics Corp.	40,388	7,343,346
General Mills, Inc.	6,013	315,803
General Motors Co.	8,085	311,515

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Genuine Parts Co.	7,984	$826,983
Gilead Sciences, Inc.	6,729	454,611
Global Payments, Inc.	23,368	3,741,918
GoDaddy, Inc. (Class A Stock)*	21,896	1,536,004
Goodman Networks, Inc.^*	1,490	—
Graphic Packaging Holding Co.	100,900	1,410,582
GrubHub, Inc.*(a)	7,249	565,349
Guidewire Software, Inc.*	6,728	682,085
H&R Block, Inc.	1,291	37,826
Halcon Resources Corp.*	8,792	1,554
Hartford Financial Services Group, Inc. (The)	47,349	2,638,286
HCA Healthcare, Inc.	6,700	905,639
HCP, Inc., REIT	127,741	4,085,157
HD Supply Holdings, Inc.*	7,021	282,806
Healthcare Trust of America, Inc. (Class A Stock), REIT	48,948	1,342,644
HealthEquity, Inc.*	7,800	510,120
Herman Miller, Inc.	5,939	265,473
Hewlett Packard Enterprise Co.	42,286	632,176
Highwoods Properties, Inc., REIT	19,434	802,624
Hilton Worldwide Holdings, Inc.	56,152	5,488,296
Hologic, Inc.*	1,923	92,342
Home Depot, Inc. (The)	35,210	7,322,624
Honeywell International, Inc.	25,470	4,446,807
Host Hotels & Resorts, Inc., REIT	129,643	2,362,095
HP, Inc.	28,332	589,022
Hudson Pacific Properties, Inc., REIT	39,798	1,324,079
Humana, Inc.	9,580	2,541,574
Huntington Bancshares, Inc.	267,482	3,696,601
IAA, Inc.*	18,093	701,647
IBERIABANK Corp.	9,700	735,745
ICU Medical, Inc.*	3,842	967,838
iHeartMedia, Inc. (Class A Stock)*	926	13,936
IHS Markit Ltd.*	27,521	1,753,638
Illinois Tool Works, Inc.(a)	13,140	1,981,643
Illumina, Inc.*	7,636	2,811,193
Ingersoll-Rand PLC	6,320	800,554
Instructure, Inc.*	2,446	103,955
Intel Corp.	16,578	793,589
Intercept Pharmaceuticals, Inc.*(a)	4,387	349,074
Intercontinental Exchange, Inc.	13,758	1,182,362
Intuit, Inc.	17,030	4,450,450
Intuitive Surgical, Inc.*	11,768	6,172,904
Invesco Ltd.(a)	52,549	1,075,153
Invitation Homes, Inc., REIT	79,987	2,138,052
Iron Mountain, Inc., REIT(a)	25,600	801,280
J.M. Smucker Co. (The)(a)	739	85,125
Jazz Pharmaceuticals PLC*	11,869	1,692,045
JBG SMITH Properties, REIT	55,004	2,163,838
Johnson & Johnson	50,085	6,975,839
Jones Lang LaSalle, Inc.	249	35,032
KAR Auction Services, Inc.	18,093	452,325
Keurig Dr. Pepper, Inc.(a)	34,335	992,281
KeyCorp	210,101	3,729,293
Keysight Technologies, Inc.*	19,136	1,718,604
Kimberly-Clark Corp.	2,298	306,277

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Kimco Realty Corp., REIT(a)	77,400	$1,430,352
Kinder Morgan, Inc.	117,800	2,459,664
Kinsale Capital Group, Inc.	10,034	917,910
Knight-Swift Transportation Holdings, Inc.(a)	25,737	845,203
Kohl’s Corp.(a)	30,760	1,462,638
Kroger Co. (The)	26,300	570,973
Landstar System, Inc.(a)	6,794	733,684
Las Vegas Sands Corp.	2,221	131,239
Lazard Ltd. (Class A Stock)	18,230	626,930
LCI Industries	10,348	931,320
Lear Corp.	309	43,034
Leidos Holdings, Inc.	27,998	2,235,640
Lennar Corp. (Class A Stock)	42,672	2,067,861
Lennox International, Inc.(a)	7,001	1,925,275
Liberty Broadband Corp. (Class C Stock)*	753	78,478
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	444	16,610
Liberty Property Trust, REIT	52,691	2,636,658
Lincoln Electric Holdings, Inc.	11,749	967,178
Lincoln National Corp.	12,187	785,452
Loews Corp.	78,920	4,314,556
Lowe’s Cos., Inc.	34,911	3,522,869
Lululemon Athletica, Inc.*	12,108	2,181,983
Lyft, Inc. (Class A Stock)*(a)	18,728	1,230,617
LyondellBasell Industries NV (Class A Stock)	804	69,249
M&T Bank Corp.	19,939	3,391,026
Malibu Boats, Inc. (Class A Stock)*	3,461	134,460
ManpowerGroup, Inc.	459	44,339
Marathon Petroleum Corp.	50,284	2,809,870
Marsh & McLennan Cos., Inc.	18,700	1,865,325
Martin Marietta Materials, Inc.	14,180	3,262,960
Marvell Technology Group Ltd.	17,303	413,023
Masco Corp.	12,553	492,580
Mastercard, Inc. (Class A Stock)	63,388	16,768,028
McDonald’s Corp.	2,221	461,213
McKesson Corp.	1,333	179,142
Medidata Solutions, Inc.*(a)	7,795	705,525
Medtronic PLC	29,235	2,847,197
Merck & Co., Inc.	113,374	9,506,410
MetLife, Inc.	18,483	918,051
MGM Growth Properties LLC (Class A Stock), REIT	36,744	1,126,204
Microchip Technology, Inc.(a)	10,097	875,410
Microsoft Corp.(u)	353,876	47,405,229
Mid-America Apartment Communities, Inc., REIT	52,159	6,142,244
Middleby Corp. (The)*(a)	5,478	743,365
Moelis & Co. (Class A Stock)	16,183	565,596
Molina Healthcare, Inc.*	7,530	1,077,844
Molson Coors Brewing Co. (Class B Stock)	19,436	1,088,416
Monarch Casino & Resort, Inc.*	6,298	269,177
Mondelez International, Inc. (Class A Stock)	22,413	1,208,061
Morgan Stanley	194,531	8,522,403

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Morningstar, Inc.	5,000	$723,200
Motorola Solutions, Inc.	423	70,527
MSA Safety, Inc.	8,400	885,276
Murphy USA, Inc.*	11,100	932,733
Nasdaq, Inc.	17,985	1,729,617
National Retail Properties, Inc., REIT	72,510	3,843,755
Nektar Therapeutics*(a)	17,954	638,803
Netflix, Inc.*	30,186	11,087,921
New York Times Co. (The) (Class A Stock)(a)	32,824	1,070,719
Newmont Goldcorp Corp., (XNYS)	1,274	49,011
Newmont Goldcorp Corp., (XTSE)	1,954	74,934
Nexstar Media Group, Inc. (Class A Stock)	14,756	1,490,356
NextEra Energy, Inc.(u)	57,991	11,880,036
Nielsen Holdings PLC	3,682	83,213
NII Holdings, Inc.*	4,606	7,784
NIKE, Inc. (Class B Stock)	9,308	781,407
NiSource, Inc.	28,000	806,400
nLight, Inc.*(a)	19,520	374,784
Nordson Corp.	8,295	1,172,166
Nordstrom, Inc.(a)	49,400	1,573,884
Norfolk Southern Corp.	42,622	8,495,843
Northern Trust Corp.	14,840	1,335,600
Northrop Grumman Corp.	25,317	8,180,176
NorthWestern Corp.	15,672	1,130,735
Norwegian Cruise Line Holdings Ltd.*	21,651	1,161,143
Nucor Corp.	2,148	118,355
NVIDIA Corp.	33,848	5,558,857
Occidental Petroleum Corp.	15,968	802,871
Old Dominion Freight Line, Inc.(a)	9,348	1,395,282
ON Semiconductor Corp.*	11,419	230,778
ONEOK, Inc.	10,049	691,472
Oracle Corp.	18,120	1,032,296
O’Reilly Automotive, Inc.*	22,052	8,144,245
Oshkosh Corp.	12,869	1,074,433
Outfront Media, Inc., REIT	87,287	2,251,132
Owens Corning	701	40,798
PACCAR, Inc.	9,663	692,451
Packaging Corp. of America	18,508	1,764,183
Palo Alto Networks, Inc.*	9,132	1,860,736
Parker-Hannifin Corp.	11,299	1,920,943
Parsley Energy, Inc. (Class A Stock)*	89,923	1,709,436
Patterson-UTI Energy, Inc.	58,876	677,663
PayPal Holdings, Inc.*	68,060	7,790,148
PBF Energy, Inc. (Class A Stock)	26,800	838,840
Penn Virginia Corp.*	229	7,026
Penn Virginia Corp., NPV*	123	3,774
PepsiCo, Inc.	4,735	620,901
Performance Food Group Co.*	39,515	1,581,785
Pfizer, Inc.	396,444	17,173,954
Philip Morris International, Inc.	17,302	1,358,726
Phillips 66	22,414	2,096,606
Pioneer Natural Resources Co.	16,873	2,596,080

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
PNC Financial Services Group, Inc. (The)	32,200	$4,420,416
Pool Corp.	10,717	2,046,947
Portland General Electric Co.	20,733	1,123,107
Post Holdings, Inc.*	17,200	1,788,284
Power Integrations, Inc.	5,540	444,197
PQ Group Holdings, Inc.*	41,353	655,445
Premier, Inc. (Class A Stock)*	17,640	689,900
Prestige Consumer Healthcare, Inc.*(a)	14,243	451,218
Principal Financial Group, Inc.	4,827	279,580
Procter & Gamble Co. (The)	42,304	4,638,634
Progressive Corp. (The)	31,671	2,531,463
Prologis, Inc., REIT	187,848	15,046,625
Public Service Enterprise Group, Inc.	2,927	172,166
Public Storage, REIT	31,388	7,475,680
PVH Corp.	29,047	2,749,008
Q2 Holdings, Inc.*(a)	11,926	910,669
Quaker Chemical Corp.	5,272	1,069,583
QUALCOMM, Inc.	40,218	3,059,383
Qurate Retail, Inc.*	1,266	15,686
Ralph Lauren Corp.	575	65,314
Rayonier, Inc., REIT	44,260	1,341,078
RBC Bearings, Inc.*	7,504	1,251,742
Realty Income Corp., REIT	11,348	782,672
Regeneron Pharmaceuticals, Inc.*	1,077	337,101
Regions Financial Corp.	4,122	61,583
Reinsurance Group of America, Inc.	407	63,504
Rexford Industrial Realty, Inc., REIT	43,765	1,766,793
RLI Corp.(a)	11,822	1,013,264
RLJ Lodging Trust, REIT	37,194	659,822
Ross Stores, Inc.	66,412	6,582,757
Royal Caribbean Cruises Ltd.	32,316	3,917,022
RPM International, Inc.	3,104	189,685
S&P Global, Inc.	12,789	2,913,206
Sabre Corp.	1,742	38,672
Sage Therapeutics, Inc.*(a)	4,787	876,452
SailPoint Technologies Holding, Inc.*	16,175	324,147
salesforce.com, Inc.*	75,517	11,458,194
SBA Communications Corp., REIT*	757	170,204
Sempra Energy	5,217	717,024
ServiceMaster Global Holdings, Inc.*	11,628	605,703
ServiceNow, Inc.*	11,530	3,165,792
Sherwin-Williams Co. (The)	284	130,154
SL Green Realty Corp., REIT	7,963	639,986
Slack Technologies, Inc. (Class A Stock)*	19,213	720,487
Snap-on, Inc.(a)	2,759	457,001
Southwest Airlines Co.	14,400	731,232
Spirit AeroSystems Holdings, Inc. (Class A Stock)	368	29,944
Splunk, Inc.*	14,099	1,772,949
Spotify Technology SA*	14,009	2,048,396
Square, Inc. (Class A Stock)*	1,041	75,504
Stanley Black & Decker, Inc.	37,172	5,375,443

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Steel Dynamics, Inc.	716	$21,623
SunTrust Banks, Inc.	99,279	6,239,685
SVB Financial Group*	12,192	2,738,201
Synchrony Financial	10,996	381,231
Syneos Health, Inc.*	11,930	609,504
Synopsys, Inc.*	13,455	1,731,524
T. Rowe Price Group, Inc.	25,500	2,797,605
Tableau Software, Inc. (Class A Stock)*	2,962	491,751
Take-Two Interactive Software, Inc.*(a)	25,981	2,949,623
Target Corp.	1,143	98,995
TD Ameritrade Holding Corp.	33,332	1,663,933
Teladoc Health, Inc.*(a)	34,887	2,316,846
Teradyne, Inc.	12,619	604,576
Terreno Realty Corp., REIT	41,761	2,047,959
Tesla, Inc.*(a)	2,479	553,957
Texas Instruments, Inc.	83,861	9,623,888
TherapeuticsMD, Inc.*(a)	135,539	352,401
Thermo Fisher Scientific, Inc.	27,513	8,080,018
Tiffany & Co.(a)	14,400	1,348,416
TJX Cos., Inc. (The)	17,378	918,949
T-Mobile US, Inc.*	23,518	1,743,624
Toro Co. (The)	28,903	1,933,611
Tractor Supply Co.(a)	22,973	2,499,462
Travelers Cos., Inc. (The)	20,060	2,999,371
Trimble, Inc.*	761	34,329
Tyler Technologies, Inc.*	3,416	737,924
Tyson Foods, Inc. (Class A Stock)	2,056	166,001
U.S. Bancorp	43,250	2,266,300
Union Pacific Corp.	20,040	3,388,964
United Continental Holdings, Inc.*	384	33,619
United Parcel Service, Inc. (Class B Stock)	4,121	425,576
United Technologies Corp.	25,907	3,373,091
UnitedHealth Group, Inc.	48,913	11,935,261
Unum Group	724	24,290
US Ecology, Inc.	6,748	401,776
Valero Energy Corp.	1,090	93,315
Valvoline, Inc.	33,831	660,719
Veeva Systems, Inc. (Class A Stock)*	12,009	1,946,779
Ventas, Inc., REIT(a)	55,948	3,824,046
VEREIT, Inc., REIT	179,690	1,619,007
Verizon Communications, Inc.	186,822	10,673,141
Vertex Pharmaceuticals, Inc.*	11,941	2,189,741
VF Corp.	785	68,570
VICI Properties, Inc., REIT(a)	84,824	1,869,521
Visa, Inc. (Class A Stock)(a)	97,678	16,952,017
Vistra Energy Corp.	10,502	237,765
VMware, Inc. (Class A Stock)	1,562	261,182
Vornado Realty Trust, REIT	3,380	216,658
Voya Financial, Inc.	434	24,000
Vulcan Materials Co.	13,513	1,855,470
W.W. Grainger, Inc.	961	257,769
Walgreens Boots Alliance, Inc.	31,600	1,727,572
Walmart, Inc.	2,832	312,908
Walt Disney Co. (The)	9,176	1,281,337

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Waste Connections, Inc.	55,357	$5,291,022
Waste Management, Inc.	1,941	223,933
Wayfair, Inc. (Class A Stock)*	8,067	1,177,782
Weingarten Realty Investors, REIT	65,528	1,796,778
Welbilt, Inc.*	26,430	441,381
Wells Fargo & Co.	132,785	6,283,386
West Pharmaceutical Services, Inc.	10,964	1,372,145
Western Alliance Bancorp*	16,466	736,360
Westrock Co.	39,580	1,443,483
Weyerhaeuser Co., REIT	31,005	816,672
Whirlpool Corp.	15,652	2,228,219
Williams Cos., Inc. (The)	74,600	2,091,784
Willis Towers Watson PLC	10,959	2,099,087
WillScot Corp.*	52,260	785,990
Wintrust Financial Corp.	11,349	830,293
Woodward, Inc.	5,260	595,222
Workday, Inc. (Class A Stock)*	8,632	1,774,567
Worldpay, Inc. (Class A Stock)*	11,848	1,451,972
WP Carey, Inc., REIT	42,214	3,426,932
Xcel Energy, Inc.(a)	140,643	8,366,852
Xilinx, Inc.(a)	16,688	1,967,849
Yum! Brands, Inc.	8,004	885,803
Zebra Technologies Corp. (Class A Stock)*	10,326	2,163,194
Zimmer Biomet Holdings, Inc.	7,480	880,695
Zoetis, Inc.	1,280	145,267

		1,122,471,391

TOTAL COMMON STOCKS (cost $1,571,377,871)		1,763,192,301

PREFERRED STOCKS — 0.9%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	77,798	766,442
Gerdau SA (PRFC)	92,951	366,725
Petroleo Brasileiro SA (PRFC)	155,936	1,108,216
Telefonica Brasil SA (PRFC)	36,592	477,322

		2,718,705

Germany — 0.1%
Volkswagen AG (PRFC)	12,461	2,100,470

United States — 0.7%
Bank of America Corp., Series L, CVT, 7.250%(a)	3,310	4,541,320
Becton, Dickinson & Co., Series A, CVT, 6.125%	44,780	2,772,330
Bunge Ltd., CVT, 4.875%	19,043	1,907,675
Claire’s Stores, Inc., CVT^*	189	302,400
Crown Castle International Corp. Series A, CVT, 6.875%	659	792,019
Dominion Energy, Inc., Series A, CVT, 6.750%	28,823	1,449,509
DTE Energy Co., CVT, 6.500%	11,621	653,100
Goodman Networks, Inc.^*	1,772	18
International Flavors & Fragrances, Inc., CVT, (PRFC), 6.000%	30,278	1,629,562
MYT Holding Co., 144A*	188,846	188,846
NextEra Energy, Inc., CVT, (PRFC), 6.123%	33,998	2,207,490

PREFERRED STOCKS (continued)	Shares	Value
United States (continued)
Sempra Energy, Series B, CVT, 6.750%	11,571	$1,284,612
Stanley Black & Decker, Inc., CVT, 5.375%(a)	11,766	1,189,895
Wells Fargo & Co., Series L, CVT, 7.500%	3,933	5,365,399

		24,284,175

TOTAL PREFERRED STOCKS (cost $27,070,118)		29,103,350

	Units

RIGHTS* — 0.0%
United States
Media General, Inc. , CVR^	58,900	6
Vistra Energy Corp., expiring 01/23/27^	14,776	11,377

TOTAL RIGHTS (cost $0)		11,383

WARRANTS* — 0.0%
United States
iHeartMedia, Inc., expiring 05/01/39	6,963	104,786
Ultra Resources, Inc., expiring 07/14/25	11,326	397

TOTAL WARRANTS (cost $133,422)		105,183

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.8%
Cayman Islands — 0.1%
HERO Funding II,
Series 2016-03B, Class B, 144A
5.240%	09/20/42	1,462	1,485,236

United States — 4.7%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	1,461	1,475,677
Series 2019-01, Class B, 144A
4.470%	10/20/22	1,390	1,425,142
Series 2019-01, Class C, 144A
6.410%	02/20/24	650	669,863
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1, 1 Month LIBOR + 1.170%
3.574%(c)	07/25/33	811	807,492
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%
3.454%(c)	12/25/33	70	70,497
Series 2003-OP1, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	12/25/33	680	693,284
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800%
4.204%(c)	10/25/34	187	187,829
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080%
3.484%(c)	11/25/34	146	145,921

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	330	$338,258
Series 2018-01, Class D, 144A
3.930%	04/10/24	2,240	2,280,226
Series 2018-04, Class C, 144A
3.970%	01/13/25	2,385	2,433,055
Series 2019-01, Class C, 144A
3.500%	04/14/25	3,030	3,082,804
Series 2019-01, Class D, 144A
3.810%	04/14/25	2,650	2,709,820
Series 2019-01, Class E, 144A
4.840%	04/14/25	1,245	1,283,916
Series 2019-01, Class F, 144A
6.060%	12/12/25	805	823,391
Series 2019-02, Class B, 144A
3.050%	05/12/23	220	221,401
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C
3.360%	02/18/25	455	466,143
Series 2019-01, Class D
3.620%	03/18/25	585	600,932
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%
5.059%(c)	08/25/32	405	405,526
Series 2003-12, Class M2, 1 Month LIBOR + 2.550%
4.954%(c)	01/25/34	203	206,045
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%
3.364%(c)	09/25/34	291	291,252
Series 2004-R1, Class M2, 1 Month LIBOR + 0.870%
3.274%(c)	02/25/34	858	832,176
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W9, Class M3B, 1 Month LIBOR + 3.120%
4.925%(c)	01/25/34	22	22,081
Series 2004-W1, Class AF
4.119%	03/25/34	591	604,828
Series 2004-W6, Class M4, 1 Month LIBOR + 2.850%
5.254%(c)	05/25/34	152	153,508
Series 2004-W7, Class M9, 144A, 1 Month LIBOR + 4.800%
4.563%(c)	05/25/34	328	324,638
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035%
3.439%(c)	02/25/33	629	623,584
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500%
3.904%(c)	07/25/33	178	171,433
Series 2004-OPT5, Class M2, 1 Month LIBOR + 2.175%
4.579%(c)	12/25/33	98	98,442
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975%
3.369%(c)	12/15/33	1,976	1,992,359
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025%
4.429%(c)	10/25/34	224	228,315
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950%
4.352%(c)	05/28/44	483	486,692

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2006-D, Class 1A5
5.668%	12/28/36	369	$384,143
Bear Stearns Asset Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175%
4.579%(c)	07/25/34	508	484,201
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755%
4.159%(c)	09/25/34	675	678,339
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class B, 1 Month LIBOR + 5.250%
7.654%(c)	03/25/43	22	23,487
Series 2003-SD2, Class 3A
4.650%(cc)	06/25/43	293	296,040
Series 2004-01, Class M1, 1 Month LIBOR + 0.975%
3.379%(c)	06/25/34	429	435,258
Series 2004-02, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	08/25/34	426	416,206
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	1,530	1,546,584
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600%
3.004%(c)	01/25/34	857	855,354
Series 2004-B, Class M2, 1 Month LIBOR + 0.750%
3.154%(c)	03/25/34	585	585,495
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1, 1 Month LIBOR + 1.095%
3.499%(c)	05/25/34	414	417,665
Series 2004-OPT1, Class M2, 1 Month LIBOR + 1.500%
3.904%(c)	06/25/34	505	508,665
Chase Funding Trust,
Series 2003-06, Class 2M1, 1 Month LIBOR + 0.750%
3.154%(c)	11/25/34	663	659,358
CHEC Loan Trust,
Series 2004-02, Class M3, 1 Month LIBOR + 1.250%
3.654%(c)	04/25/34	220	214,852
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,615	2,662,213
Series 2019-01A, Class C, 144A
3.820%	08/15/24	630	642,746
Series 2019-01A, Class D, 144A
4.850%	05/15/26	610	622,089
Citifinancial Mortgage Securities, Inc.,
Series 2004-01, Class AF4
5.070%	04/25/34	933	976,577
CLUB Credit Trust,
Series 2017-P02, Class B, 144A
3.560%	01/15/24	660	663,353
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	1,420	1,432,052
Series 2019-A, Class B, 144A
4.360%	10/16/23	210	211,232

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2019-A, Class C, 144A
5.290%	10/16/23	220	$221,188
Countrywide Asset-Backed Certificates Trust,
Series 2003-05, Class MF2
5.130%(cc)	11/25/33	464	470,455
Series 2003-BC6, Class M2, 1 Month LIBOR + 1.725%
4.129%(c)	10/25/33	64	62,528
Series 2004-05, Class M3, 1 Month LIBOR + 1.725%
4.129%(c)	07/25/34	307	310,616
Series 2004-06, Class M2, 1 Month LIBOR + 0.975%
3.379%(c)	10/25/34	389	389,035
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	02/25/34	1,368	1,365,850
Series 2004-BC1, Class M3, 1 Month LIBOR + 2.100%
4.504%(c)	10/25/33	11	11,429
Series 2004-ECC2, Class M5, 1 Month LIBOR + 1.875%
4.279%(c)	10/25/34	248	247,719
Series 2005-12, Class M2, 1 Month LIBOR + 0.490%
2.894%(c)	02/25/36	1,250	1,248,253
Countrywide Partnership Trust,
Series 2004-EC1, Class M2, 1 Month LIBOR + 0.945%
3.349%(c)	01/25/35	435	436,168
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	215	224,148
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	795	799,026
Series 2019-01A, Class B, 144A
3.750%	04/17/28	2,400	2,467,599
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2, 1 Month LIBOR + 2.475%
4.877%(c)	11/25/33	179	175,432
Series 2004-CB6, Class M3, 1 Month LIBOR + 2.100%
4.504%(c)	12/25/33	404	403,816
Drive Auto Receivables Trust,
Series 2019-02, Class C
3.420%	06/16/25	2,730	2,781,322
Series 2019-02, Class D
3.690%	08/17/26	3,085	3,153,992
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	1,032	1,076,455
DT Auto Owner Trust,
Series 2016-04A, Class C, 144A
2.740%	10/17/22	22	21,823
Series 2017-01A, Class D, 144A
3.550%	11/15/22	220	221,324
Series 2017-02A, Class E, 144A
6.030%	01/15/24	460	480,564
Series 2017-04A, Class E, 144A
5.150%	11/15/24	1,565	1,623,986
Series 2018-03A, Class D, 144A
4.190%	07/15/24	505	520,462
Series 2019-01A, Class D, 144A
3.870%	11/15/24	3,150	3,222,312

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2019-01A, Class E, 144A
4.940%	02/17/26	1,505	$1,547,796
Equity One Mortgage Pass-Through Trust,
Series 2003-04, Class M1
5.869%	10/25/34	676	691,651
Series 2004-01, Class M2
5.615%	04/25/34	1,293	1,324,823
Series 2004-02, Class M1
5.692%	07/25/34	102	106,381
Exeter Automobile Receivables Trust,
Series 2016-02A, Class D, 144A
8.250%	04/17/23	1,020	1,087,765
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,760	1,791,346
Series 2018-02A, Class D, 144A
4.040%	03/15/24	1,650	1,693,002
Series 2018-04A, Class D, 144A
4.350%	09/16/24	3,640	3,774,423
Series 2019-01A, Class E, 144A
5.200%	01/15/26	600	623,324
First Franklin Mortgage Loan Trust,
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870%
3.274%(c)	10/25/34	988	989,478
FREED ABS Trust,
Series 2018-02, Class B, 144A
4.610%	10/20/25	860	884,765
Series 2019-01, Class B, 144A
3.870%	06/18/26	580	587,481
Fremont Home Loan Trust,
Series 2003-B, Class M2, 1 Month LIBOR + 2.430%
4.834%(c)	12/25/33	17	16,720
Series 2004-02, Class M2, 1 Month LIBOR + 0.930%
3.334%(c)	07/25/34	90	90,975
Series 2005-A, Class M2, 1 Month LIBOR + 0.690%
3.094%(c)	01/25/35	163	162,608
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	1,610	1,648,859
Series 2019-01A, Class D, 144A
4.940%	12/15/25	580	597,737
Series 2019-02A, Class B, 144A
3.320%	03/15/24	1,752	1,771,926
Series 2019-02A, Class D, 144A
4.520%	02/17/26	550	560,138
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	980	991,201
GMAT Trust,
Series 2013-01A, Class A, 144A
6.967%	11/25/43	4	4,068
Golden Bear LLC,
Series 2016-R, Class R, 144A
5.650%	09/20/47	1,543	1,571,279
GSAMP Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.245%
3.628%(c)	06/20/33	307	310,288

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400%
2.804%(c)	02/25/33	302	$299,820
Series 2004-NC2, Class M1, 1 Month LIBOR + 1.050%
3.454%(c)	10/25/34	280	273,196
Series 2005-HE3, Class M2, 1 Month LIBOR + 1.005%
3.409%(c)	06/25/35	306	306,051
Series 2007-SEA1, Class A, 144A, 1 Month LIBOR + 0.300%
2.704%(c)	12/25/36	357	344,954
Home Equity Asset Trust,
Series 2002-01, Class M2, 1 Month LIBOR + 1.900%
4.304%(c)	11/25/32	974	965,033
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%
3.259%(c)	08/25/34	339	337,973
Series 2004-06, Class M2, 1 Month LIBOR + 0.900%
3.304%(c)	12/25/34	181	180,391
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200%
3.604%(c)	11/25/34	1,016	1,014,081
Series 2004-C, Class M1, 1 Month LIBOR + 0.840%
3.244%(c)	03/25/35	1,046	1,047,129
Series 2004-C, Class M2, 1 Month LIBOR + 0.900%
3.304%(c)	03/25/35	295	296,396
Series 2005-B, Class M2, 1 Month LIBOR + 0.705%
3.109%(c)	08/25/35	5	4,429
Lendmark Funding Trust,
Series 2018-02A, Class C, 144A
5.260%	04/20/27	2,000	2,077,543
Long Beach Mortgage Loan Trust,
Series 2001-02, Class M1, 1 Month LIBOR + 0.560%
2.964%(c)	07/25/31	591	597,647
Series 2003-04, Class M2, 1 Month LIBOR + 2.625%
5.029%(c)	08/25/33	40	41,124
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%
3.259%(c)	07/25/34	581	577,492
Series 2004-05, Class A5, 1 Month LIBOR + 0.560%
2.964%(c)	09/25/34	467	469,395
Mariner Finance Issuance Trust,
Series 2017-AA, Class A, 144A
3.620%	02/20/29	707	709,270
Marlette Funding Trust,
Series 2018-3A, Class A, 144A
3.200%	09/15/28	839	841,008
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5, 1 Month LIBOR + 6.000%
4.958%(c)	04/25/33	87	82,501
Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	09/25/34	106	104,255
Series 2005-NC1, Class M2, 1 Month LIBOR + 0.750%
3.154%(c)	12/25/34	319	317,600
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975%
3.379%(c)	07/25/34	139	136,983
Series 2004-HE1, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	04/25/35	530	503,040
Series 2005-NC1, Class M2, 1 Month LIBOR + 1.080%
3.484%(c)	10/25/35	364	361,793

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	1,277	$1,290,253
Mid-State Capital Trust,
Series 2010-01, Class M, 144A
5.250%	12/15/45	216	225,681
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.855%
3.259%(c)	01/25/34	160	158,279
Series 2004-HE6, Class M2, 1 Month LIBOR + 0.900%
3.304%(c)	08/25/34	149	148,389
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	05/25/34	562	562,387
Series 2004-NC2, Class M2, 1 Month LIBOR + 1.800%
4.204%(c)	12/25/33	75	74,934
Series 2004-OP1, Class M3, 1 Month LIBOR + 1.020%
3.424%(c)	11/25/34	88	88,419
Series 2005-HE1, Class M3, 1 Month LIBOR + 0.780%
3.184%(c)	12/25/34	273	264,761
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC05, Class M1, 1 Month LIBOR + 1.410%
3.814%(c)	10/25/32	161	161,232
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%
3.529%(c)	10/25/33	1,705	1,712,037
Series 2003-04, Class M2, 1 Month LIBOR + 2.730%
5.134%(c)	10/25/33	575	569,858
Series 2003-B, Class M2, 1 Month LIBOR + 2.475%
4.879%(c)	11/25/33	216	217,644
Series 2004-04, Class M1, 1 Month LIBOR + 0.765%
3.169%(c)	02/25/35	521	516,636
NovaStar Mortgage Funding Trust,
Series 2003-02, Class M2, 1 Month LIBOR + 2.775%
5.179%(c)	09/25/33	383	382,949
OneMain Financial Issuance Trust,
Series 2018-02A, Class A, 144A
3.570%	03/14/33	3,330	3,419,309
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	550	550,407
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-04, Class M1, 1 Month LIBOR + 1.020%
3.424%(c)	07/25/33	1,025	1,015,981
Option One Mortgage Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 1.575%
3.979%(c)	05/25/34	445	421,042
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650%
4.054%(c)	12/25/34	1,631	1,653,964
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M4, 1 Month LIBOR + 1.245%
3.649%(c)	01/25/36	500	502,885
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%
4.754%(c)	04/25/23	284	288,190

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
5.254%(c)	02/25/23	1,380	$1,382,207
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	640	650,065
Progress Residential Trust,
Series 2015-SFR02, Class B, 144A
3.138%	06/12/32	670	669,240
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	160	161,388
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,720	1,744,949
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975%
3.379%(c)	11/25/33	284	278,842
Series 2005-RS6, Class M4, 1 Month LIBOR + 0.975%
3.379%(c)	06/25/35	1,500	1,516,453
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350%
2.754%(c)	08/25/36	2,000	1,993,615
Renaissance Home Equity Loan Trust,
Series 2003-02, Class M2A, 1 Month LIBOR + 3.000%
4.990%(c)	08/25/33	276	265,102
Series 2003-03, Class M1, 1 Month LIBOR + 1.095%
3.499%(c)	12/25/33	748	741,158
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	1,047	1,066,110
Series 2019-01, Class D
3.650%	04/15/25	1,995	2,053,364
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%	07/25/30	68	56,174
Series 2003-02, Class M2, 1 Month LIBOR + 2.625%
5.029%(c)	06/25/33	121	124,689
Series 2004-02, Class AF3
3.892%(cc)	08/25/35	99	101,443
Series 2004-02, Class MV2, 1 Month LIBOR + 1.800%
4.204%(c)	08/25/35	633	636,280
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900%
3.304%(c)	11/25/34	495	489,360
Stanwich Mortgage Loan Trust,
Series 2018-NPB01, Class A1, 144A
4.016%	05/16/23	1,403	1,408,783
Structured Asset Investment Loan Trust,
Series 2003-BC03, Class M1, 1 Month LIBOR + 1.425%
3.829%(c)	04/25/33	27	27,148
Series 2003-BC11, Class M2, 1 Month LIBOR + 2.550%
4.954%(c)	10/25/33	98	102,959
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125%
3.529%(c)	07/25/33	594	594,956
Series 2004-06, Class M2, 1 Month LIBOR + 1.950%
4.354%(c)	07/25/34	12	11,977

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2004-08, Class M2, 1 Month LIBOR + 0.930%
3.334%(c)	09/25/34	565	$562,489
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.470%
2.874%(c)	07/25/35	544	544,957
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170%
2.574%(c)	01/25/37	936	921,423
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	2,837	2,863,870
Series 2019-NPL03, Class A2, 144A
6.170%	03/25/49	500	506,020
Veros Automobile Receivables Trust,
Series 2018-01, Class C, 144A
4.650%	02/15/24	1,000	1,023,641
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.975%
3.379%(c)	10/25/34	984	968,423
Series 2004-02, Class M8A, 144A, 1 Month LIBOR + 4.500%
6.904%(c)	10/25/34	734	678,396
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	4,680	4,795,440
Series 2018-03A, Class F, 144A
6.020%	02/18/25	1,585	1,638,119
Series 2019-01A, Class C, 144A
3.450%	03/15/24	1,505	1,527,189
Series 2019-01A, Class D, 144A
3.670%	03/15/24	5,675	5,786,223
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,415	1,445,271
Series 2019-02A, Class C, 144A
2.840%	07/15/24	310	310,877

			151,398,916

TOTAL ASSET-BACKED SECURITIES (cost $148,618,680)			152,884,152

BANK LOANS — 0.3%
Canada — 0.0%
Concordia International Corp.,
Term Loan, 1 Month LIBOR + 5.500%
7.911%(c)	09/06/24	293	279,827
MEG Energy Corp.,
Initial Term Loan, 1 Month LIBOR + 3.500%
5.990%(c)	12/31/23	217	216,257

			496,084

United States — 0.3%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1-3 Month LIBOR + 2.250%
4.750%(c)	04/06/24	9	8,815
4.750%(c)	04/06/24	5	4,472
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
6.651%(c)	12/15/24	99	94,117

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (continued)
United States (continued)
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.412%(c)	06/02/25	245		$244,971
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.777%(c)	12/31/21	776		786,670
Term Loan (11/17), 1 Month LIBOR + 4.750%
7.152%(c)	12/31/22	1,122		1,067,865
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25	65		63,168
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	10/02/24	121		120,472
Claire’s Stores,
Term Loan
—%(p)	09/15/38^	283		437,989
Dole Food Co., Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.750%
5.150%(c)	04/06/24	42		40,714
5.150%(c)	04/06/24	1		1,108
5.150%(c)	04/06/24	43		41,757
5.150%(c)	04/06/24	43		41,536
5.150%(c)	04/06/24	—	(r)	61
Encino Acquisition Partners Holdings LLC,
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
9.152%(c)	10/29/25^	59		53,654
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	04/26/24	345		344,262
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
5.148%(c)	10/04/23	170		168,491
5.148%(c)	10/04/23	136		135,077
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	12/01/23	11		11,284
5.652%(c)	12/01/23	27		26,329
Gulf Finance LLC,
Tranche B Term Loan, 1-3 Month LIBOR + 5.250%
7.635%(c)	08/25/23	109		88,458
7.635%(c)	08/25/23	65		52,603
iHeartCommunications, Inc.,
Term Loan, 3 Month LIBOR + 4.000%
6.579%(c)	05/04/26	395		395,597
Ii-Vi, Inc.,
Term Loan
—%(p)	05/07/26	73		71,761
Infor US, Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
5.080%(c)	02/01/22	110		109,694
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	05/01/26	203		202,953

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
5.080%(c)	09/24/24	80	$71,592
Meredith Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25	106	105,966
Moran Foods LLC,
Initial Term Loan, 3 Month LIBOR + 6.000%
8.330%(c)	12/05/23	552	289,797
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.080%(c)	06/07/23	135	128,869
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.910%(c)	11/06/24	154	153,972
Neiman Marcus Group Ltd.,
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.500%
8.421%(c)	10/25/23	95	81,898
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.910%(c)	08/19/22	34	33,807
4.910%(c)	08/19/22	3	2,957
4.910%(c)	08/19/22	3	2,664
4.910%(c)	08/19/22	22	21,794
4.910%(c)	08/19/22	62	61,939
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 4.250%
6.670%(c)	03/11/22	267	252,255
Prime Security Services Borrower LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/02/22	322	319,724
5.152%(c)	05/02/22	39	38,721
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/06/23	29	28,623
5.152%(c)	02/06/23	18	17,474
5.152%(c)	02/06/23	78	77,549
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
5.192%(c)	08/14/24	80	78,928
5.192%(c)	08/14/24	19	19,005
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
6.830%(c)	11/01/24	101	92,837
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.401%(c)	03/09/23	130	119,465
Transdigm, Inc.,
2018 New Tranche E Term Loan, 3 Month LIBOR + 2.500%
4.830%(c)	05/30/25	24	23,431
2018 New Tranche F Term Loan, 3 Month LIBOR + 2.500%
4.830%(c)	06/09/23	63	62,131
New Tranche G Term Loans, 3 Month LIBOR + 2.500%
4.830%(c)	08/22/24	48	46,911

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
Tribune Media Co.,
Term B Loan, 1 Month LIBOR + 3.000%
5.402%(c)	12/27/20	39	$38,883
UFC Holdings LLC,
Term Loan
—%(p)	04/29/26	158	158,183
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 1 Month LIBOR + 3.750%
6.180%(c)	04/12/24^	480	364,885
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.652%(c)	10/22/25	159	132,882
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.330%(c)	11/30/23	282	267,802
Viskase Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.715%(c)	01/30/21^	43	40,997
5.715%(c)	01/30/21^	51	48,674
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
10.500%(c)	03/29/21	64	65,209

			7,863,702

TOTAL BANK LOANS (cost $8,542,448)			8,359,786

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Cayman Islands — 0.1%
TPG Real Estate Finance Issuer Ltd.,
Series 2018-FL01, Class B, 144A, 1 Month LIBOR + 1.300%
3.694%(c)	02/15/35	1,250	1,250,766
Series 2018-FL01, Class C, 144A, 1 Month LIBOR + 1.900%
4.294%(c)	02/15/35	1,400	1,401,706

			2,652,472

United States — 1.3%
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	733,405
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	197,801
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050%
3.444%(c)	06/15/35	3,000	2,992,507
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321%
3.715%(c)	03/15/37	1,500	1,500,917
Commercial Mortgage Trust,
Series 2006-GG07, Class AM
5.830%(cc)	07/10/38	210	211,481
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,272,985
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 144A, 1 Month LIBOR + 0.830%
3.224%(c)	06/15/33	3,000	2,991,497

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Fannie Mae-Aces,
Series 2016-M04, Class X2, IO
2.670%(cc)	01/25/39	9,777	$832,412
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.416%(cc)	07/25/23	36,921	426,605
Series K068, Class X3, IO
2.130%(cc)	10/25/44	14,240	2,016,071
Series K072, Class X3, IO
2.206%(cc)	12/25/45	14,160	2,165,445
Series K086, Class X1, IO
0.386%(cc)	11/25/28	34,474	781,246
Series K088, Class X3, IO
2.424%(cc)	02/25/47	10,043	1,864,090
Series K090, Class X1, IO
0.853%(cc)	02/25/29	29,527	1,789,718
Series K090, Class X3, IO
2.389%(cc)	02/25/47	7,190	1,336,274
Series K723, Class X3, IO
1.983%(cc)	10/25/34	10,000	737,577
Series K729, Class X3, IO
2.036%(cc)	11/25/44	12,650	1,192,589
Series K730, Class X3, IO
2.103%(cc)	02/25/45	11,550	1,154,021
Series KC04, Class X1, IO
1.254%(cc)	12/25/26	4,360	304,942
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.263%(cc)	04/25/46	500	501,632
Series 2015-K45, Class C, 144A
3.713%(cc)	04/25/48	1,355	1,359,764
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.406%(cc)	03/16/49	6,893	83,712
Series 2014-186, Class IO, IO
0.756%(cc)	08/16/54	14,789	690,681
Series 2015-86, Class IO, IO
0.762%(cc)	05/16/52	6,774	331,614
Series 2016-71, Class QI, IO
0.977%(cc)	11/16/57	18,900	1,360,640
Series 2017-148, Class IO, IO
0.657%(cc)	07/16/59	3,503	206,104
Series 2017-86, Class IO, IO
0.773%(cc)	05/16/59	2,919	192,620
GS Mortgage Securities Trust,
Series 2011-GC05, Class D, 144A
5.557%(cc)	08/10/44	671	660,335
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX, Class AM
5.464%(cc)	01/15/49	131	131,160
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	979	675,863
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.144%(cc)	06/11/42	500	533,390

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS Commercial Mortgage Trust,
Series 2012-C01, Class D, 144A
5.728%(cc)	05/10/45		719	$726,614
Velocity Commercial Capital Loan Trust,
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48		1,738	1,778,496
Series 2019-01, Class A, 144A
3.760%(cc)	03/25/49		6,070	6,178,730
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49		2,501	2,552,423
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	517,047
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.407%(cc)	03/15/45		765	758,997

				43,741,405

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,088,690)				46,393,877

CONVERTIBLE BONDS — 4.2%
Bermuda — 0.0%
Golar LNG Ltd.,
Sr. Unsec’d. Notes
2.750%	02/15/22		1,508	1,393,015

China — 0.5%
Baozun, Inc.,
Sr. Unsec’d. Notes, 144A
1.625%	05/01/24		786	918,456
China Conch Venture Holdings International Ltd.,
Gtd. Notes
3.520%(ss)	09/05/23	HKD	11,000	1,436,185
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes
—%(ss)	01/29/21		1,250	1,376,510
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes
—%(ss)	02/05/21		1,250	1,248,367
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.000%	07/01/20		814	802,426
1.250%	09/15/22		986	979,508
1.990%	07/01/25		805	881,003
Harvest International Co.,
Gtd. Notes
—%(ss)	11/21/22	HKD	18,000	2,308,600
Momo, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	07/01/25		1,177	1,112,265
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes
—%(ss)	07/07/22		500	543,675

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CONVERTIBLE BONDS (continued)
China (continued)
Shanghai Port Group BVI Holding Co. Ltd.,
Gtd. Notes
0.180%(ss)	08/09/21			3,044	$3,089,114
Weibo Corp.,
Sr. Unsec’d. Notes
1.250%	11/15/22			851	802,493
Zhongsheng Group Holdings Ltd.,
Sr. Unsec’d. Notes
4.570%(ss)	05/23/23		HKD	8,000	1,042,914

					16,541,516

Cyprus — 0.1%
Volcan Holdings PLC,
Sr. Sec’d. Notes
4.125%	04/11/20		GBP	1,700	3,578,841

France — 0.5%
Airbus SE,
Sr. Unsec’d. Notes, MTN
—%(ss)	06/14/21		EUR	1,200	1,509,842
—%(ss)	07/01/22		EUR	1,700	2,507,192
Archer Obligations SA,
Gtd. Notes
—%(ss)	03/31/23		EUR	1,600	2,483,900
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes
—%(ss)	02/16/21			655	2,941,818
Remy Cointreau SA,
Sr. Unsec’d. Notes
0.125%	09/07/26	(a)	EUR	1,276	2,073,692
Safran SA,
Sr. Unsec’d. Notes
—%(ss)	06/21/23		EUR	899	1,628,088
TOTAL SA,
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22	(a)		1,800	1,932,660

					15,077,192

Germany — 0.4%
adidas AG,
Sr. Unsec’d. Notes
0.050%	09/12/23	(a)	EUR	2,600	3,478,571
Bayer Capital Corp. BV,
Gtd. Notes, 144A
5.625%	11/22/19		EUR	1,500	1,307,599
Deutsche Wohnen SE,
Sr. Unsec’d. Notes
0.325%	07/26/24		EUR	2,100	2,462,556
MTU Aero Engines AG,
Sr. Unsec’d. Notes
0.125%	05/17/23		EUR	500	986,260
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN
—%(ss)	02/18/21		EUR	1,300	1,506,347
Symrise AG,
Sr. Unsec’d. Notes
0.238%	06/20/24		EUR	1,500	1,983,040

					11,724,373

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CONVERTIBLE BONDS (continued)
Hong Kong — 0.1%
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes
2.490%(ss)	01/05/23		1,400	$1,543,031

Japan — 0.2%
ANA Holdings, Inc.,
Sr. Unsec’d. Notes
—%(ss)	09/16/22	JPY	160,000	1,470,110
—%(ss)	09/19/24	JPY	40,000	368,171
Daio Paper Corp.,
Sr. Unsec’d. Notes
—%(ss)	09/17/20	JPY	20,000	186,420
SBI Holdings, Inc.,
Sr. Unsec’d. Notes
—%(ss)	09/14/22	JPY	30,000	454,250
—%(ss)	09/13/23	JPY	120,000	1,218,674
Sony Corp.,
Sr. Unsec’d. Notes
—%(ss)	09/30/22	JPY	273,000	3,270,043
Toray Industries, Inc.,
Sr. Unsec’d. Notes
—%(ss)	08/31/21	JPY	80,000	847,230

				7,814,898

Netherlands — 0.1%
NXP Semiconductors NV,
Sr. Unsec’d. Notes
1.000%	12/01/19		1,480	1,559,521

Russia — 0.0%
Abigrove Ltd.,
Gtd. Notes
—%(ss)	02/16/22		800	983,859

Singapore — 0.0%
CapitaLand Ltd.,
Sr. Unsec’d. Notes
1.850%	06/19/20	SGD	1,000	731,338

Spain — 0.0%
Cellnex Telecom SA,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/26	EUR	600	804,057

Switzerland — 0.2%
Glencore Funding LLC,
Gtd. Notes, MTN
0.390%(ss)	03/27/25		1,400	1,239,126
Sika AG,
Sr. Unsec’d. Notes
0.150%	06/05/25	CHF	1,200	1,387,831
Sub. Notes
3.750%	01/30/22	CHF	1,000	1,304,825
STMicroelectronics NV,
Sr. Unsec’d. Notes
—%(ss)	07/03/22		2,000	2,233,115

				6,164,897

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CONVERTIBLE BONDS (continued)
United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20		EUR	1,400	$1,531,447
DP World PLC,
Sr. Unsec’d. Notes
1.750%	06/19/24			1,800	1,754,754

					3,286,201

United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes
1.000%	04/28/23		GBP	600	978,220
TechnipFMC PLC,
Sr. Unsec’d. Notes
0.875%	01/25/21		EUR	1,500	1,807,853

					2,786,073

United States — 1.9%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26			533	2,064,376
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42			148	577,581
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24	(a)		1,140	1,183,463
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23	(a)		2,429	2,427,482
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.350%	06/15/20			1,637	2,355,824
0.900%	09/15/21	(a)		2,680	3,065,646
Caesars Entertainment Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/24			1,368	2,341,720
Chegg, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	03/15/25			1,201	1,205,337
Coupa Software, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25			1,575	1,685,379
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26			1,200	1,166,621
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21	(a)		1,196	1,166,514
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24	(a)		1,119	869,829
Euronet Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	03/15/49	(a)		1,447	1,756,181

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
United States (continued)
Exact Sciences Corp.,
Sr. Unsec’d. Notes
0.375%	03/15/27		774	$976,286
1.000%	01/15/25	(a)	865	1,493,550
Fortive Corp.,
Gtd. Notes, 144A
0.875%	02/15/22		2,231	2,306,939
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes, 144A
0.875%	10/01/22		604	911,483
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21	(a)	855	1,318,638
Sr. Unsec’d. Notes, 144A
—%(ss)	08/15/23		1,067	1,231,264
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47		981	979,313
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		16	11,026
4.000%	11/15/29		23	16,186
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		1,367	1,708,868
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		1,024	1,149,384
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23		2,668	3,158,001
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27		4,070	4,794,867
New Relic, Inc.,
Sr. Unsec’d. Notes
0.500%	05/01/23		1,118	1,189,697
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21		668	757,763
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23		1,330	1,620,351
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	07/01/23		2,203	2,321,022
QIAGEN NV,
Sr. Unsec’d. Notes
0.875%	03/19/21		200	291,600
1.000%	11/13/24		800	889,912
ServiceNow, Inc.,
Sr. Unsec’d. Notes
—%(ss)	06/01/22		521	1,080,198
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22		843	1,047,648

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
United States (continued)
Splunk, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/23		1,211	$1,333,018
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23		676	803,723
Transocean, Inc.,
Gtd. Notes
0.500%	01/30/23	(a)	1,172	1,159,429
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23		609	1,221,504
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	06/15/24		1,257	1,224,141
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		186	179,955
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22		806	1,207,026
Zendesk, Inc.,
Sr. Unsec’d. Notes
0.250%	03/15/23		431	659,513
Zynga, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/01/24		811	808,861

				59,717,119

TOTAL CONVERTIBLE BONDS (cost $122,528,199)				133,705,931

CORPORATE BONDS — 9.5%
Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25		645	676,603
Brambles USA, Inc.,
Gtd. Notes, 144A
5.350%	04/01/20		200	204,544
Commonwealth Bank of Australia,
Sub. Notes, 144A
4.500%	12/09/25		500	532,663
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22		112	115,713
5.125%	05/15/24		69	71,587
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26		250	249,364
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21		300	316,176
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.500%	02/12/25		180	184,075

				2,350,725

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Azerbaijan — 0.0%
Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes
6.875%	03/24/26		400	$463,663
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30		650	768,755

				1,232,418

Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes
7.625%	11/07/24		200	216,424

Belarus — 0.0%
Development Bank of the Republic of Belarus JSC,
Sr. Unsec’d. Notes, 144A
6.750%	05/02/24		200	209,000

Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		490	537,516

Brazil — 0.1%
Caixa Economica Federal,
Sub. Notes
7.250%(ff)	07/23/24		400	400,000
Cemig Geracao e Transmissao SA,
Gtd. Notes
9.250%	12/05/24		450	515,817
Vale Canada Ltd.,
Sr. Unsec’d. Notes
7.200%	09/15/32		120	137,706
Votorantim Cimentos International SA,
Gtd. Notes
7.250%	04/05/41		200	238,250

				1,291,773

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	(a)	458	463,153
Advanz Pharma Corp.,
Sr. Sec’d. Notes
8.000%	09/06/24		181	175,118
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28		252	259,418
Air Canada 2017-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.550%	07/15/31		292	293,614
Athabasca Oil Corp.,
Sec’d. Notes, 144A
9.875%	02/24/22		33	31,680
ATS Automation Tooling Systems, Inc.,
Gtd. Notes, 144A
6.500%	06/15/23		125	129,063
Baytex Energy Corp.,
Gtd. Notes, 144A
5.125%	06/01/21		11	11,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (continued)
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22	369	$370,583
6.125%	01/15/23	211	213,901
7.500%	12/01/24	326	332,520
7.500%	03/15/25	464	465,299
7.875%	04/15/27	535	535,669
Brookfield Finance, Inc.,
Gtd. Notes
4.850%	03/29/29	145	158,592
Calfrac Holdings LP,
Gtd. Notes, 144A
8.500%	06/15/26	145	101,500
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.450%	06/30/33	150	182,828
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
6.125%	09/15/15	40	54,811
Encana Corp.,
Gtd. Notes
8.125%	09/15/30	50	66,432
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	93	92,316
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	1,095	1,081,312
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24	453	476,782
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23	95	97,850
7.625%	01/15/25	45	46,463
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	150	172,959
Intertape Polymer Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	10/15/26	91	94,071
Kronos Acquisition Holdings, Inc.,
Gtd. Notes, 144A
9.000%	08/15/23	117	103,253
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23	120	124,950
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23	353	336,233
7.000%	03/31/24	397	377,150
Sec’d. Notes, 144A
6.500%	01/15/25	675	678,375

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (continued)
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes
4.875%	06/01/24		77	$79,695
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		165	170,775
5.000%	05/01/25		311	324,995
5.250%	06/01/27		420	446,775
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35		250	248,079
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23		90	92,475
5.875%	06/01/26		105	111,069
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24		14	12,950
6.500%	12/15/21		10	9,941
7.750%	12/15/23		380	387,486
Gtd. Notes, 144A
7.125%	01/15/26	(a)	264	255,420
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23		442	472,940
Royal Bank of Canada,
Sub. Notes, GMTN
4.650%	01/27/26		150	163,723
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC,
Gtd. Notes, 144A
7.000%	07/15/26		370	391,275
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
6.200%	10/15/37		100	125,380
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27		602	628,337

				11,448,210

Cayman Islands — 0.0%
Bioceanico Sovereign Certificate Ltd.,
Sr. Sec’d. Notes, 144A
2.855%(s)	06/05/34		900	605,250

Chile — 0.1%
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29		300	315,600
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
4.375%	02/05/49		200	212,176
Sr. Unsec’d. Notes, 144A
4.375%	02/05/49		400	424,352
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes
5.000%	01/25/47		200	220,702
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
3.750%	08/05/26		300	307,486

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chile (continued)
4.500%	09/14/47		200	$204,250
5.250%	11/06/29		400	453,176

				2,137,742

China — 0.0%
Chinalco Capital Holdings Ltd.,
Gtd. Notes
4.000%	08/25/21		400	397,298
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27		400	411,050
Minmetals Bounteous Finance BVI Ltd.,
Gtd. Notes
4.200%	07/27/26		200	208,436
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes
4.600%	09/12/48		200	228,363

				1,245,147

Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26		300	330,420
5.875%	09/18/23		500	552,900

				883,320

Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20		550	547,864
DKT Finance ApS,
Sr. Sec’d. Notes, 144A
9.375%	06/17/23	(a)	200	216,500

				764,364

Ecuador — 0.0%
Petroamazonas EP,
Gov’t. Gtd. Notes
4.625%	02/16/20		133	132,667
4.625%	11/06/20		200	197,600

				330,267

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
3.375%	06/12/22		35	35,350
4.375%	06/12/27		100	102,625
Nordea Bank Abp,
Sub. Notes, 144A
4.875%	05/13/21		550	570,766

				708,741

France — 0.1%
Altice SA,
Sr. Sec’d. Notes, 144A
6.250%	05/15/24	(a)	380	391,400
7.375%	05/01/26		1,150	1,178,750
8.125%	02/01/27		200	210,000

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
France (continued)
BPCE SA,
Sub. Notes, 144A, MTN
4.625%	07/11/24		200	$211,260
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%(ff)	—	(rr)	200	210,260

				2,201,670

Georgia — 0.0%
Georgian Railway JSC,
Sr. Unsec’d. Notes
7.750%	07/11/22		200	217,056

Germany — 0.0%
Deutsche Bank AG,
Sr. Unsec’d. Notes
4.250%	10/14/21		150	152,066
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21		69	68,585
Unitymedia GmbH,
Sec’d. Notes, 144A
6.125%	01/15/25		200	208,050

				428,701

Ghana — 0.0%
Tullow Oil PLC,
Gtd. Notes, 144A
7.000%	03/01/25		200	203,250

Hong Kong — 0.0%
AIA Group Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25		300	306,375
King Power Capital Ltd.,
Gtd. Notes
5.625%	11/03/24		200	224,615

				530,990

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
5.710%	11/15/23		500	548,305
6.530%	11/15/28		200	236,061
6.757%	11/15/48		300	368,596
Minejesa Capital BV,
Sr. Sec’d. Notes
4.625%	08/10/30		400	404,425
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		200	204,087
6.150%	05/21/48		200	237,577

				1,999,051

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)	1,365	1,414,481
7.250%	05/15/24		545	574,294

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Ireland (continued)
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
5.125%	10/01/23	257	$272,034
5.250%	05/15/24	232	247,866
5.500%	01/15/23	15	15,991
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
4.500%	03/15/23	160	165,146
5.250%	08/15/22	62	65,460
5.500%	02/15/24	170	183,257

			2,938,529

Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
2.875%	05/25/22	200	201,584
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27	110	138,930
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34	452	461,040
6.375%	11/15/33	379	393,212
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	200	207,000
Wind Tre SpA,
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	400	387,200

			1,788,966

Japan — 0.0%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	100	101,649
MUFG Bank Ltd.,
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	212,243

			313,892

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42	200	248,209
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes
4.850%	11/17/27	400	426,292
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
3.875%	04/19/22	400	408,400
4.750%	04/19/27	200	214,478
5.750%	04/19/47	200	226,210
6.375%	10/24/48	250	297,875

			1,821,464

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	575	$589,375
7.500%	05/15/26		200	201,020
Altice Luxembourg SA,
Gtd. Notes, 144A
7.625%	02/15/25		200	188,125
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22	(a)	273	277,436
Sr. Unsec’d. Notes, 144A
10.500%	05/15/27		233	239,408
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.625%	08/01/24	(a)	775	790,500
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23		1,234	1,126,025
Gtd. Notes, 144A
8.500%	10/15/24		771	763,290
9.750%	07/15/25		510	520,200
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		713	743,302
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23		100	100,951

				5,539,632

Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, MTN
4.500%	03/18/45		500	574,833

Mexico — 0.2%
Banco Mercantil del Norte SA,
Jr. Sub. Notes
6.875%(ff)	—	(rr)	200	202,740
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes
4.375%	10/14/25		200	204,002
Sub. Notes
3.800%(ff)	08/11/26		200	201,552
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.700%	01/11/25		200	207,790
6.125%	05/05/25	(a)	1,180	1,234,575
Cometa Energia SA de CV,
Sr. Sec’d. Notes
6.375%	04/24/35		293	300,909
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		443	441,339
Petroleos Mexicanos,
Gtd. Notes
5.375%	03/13/22		400	403,020
5.500%	06/27/44		800	640,600
5.625%	01/23/46		400	322,200
6.500%	03/13/27		485	478,889

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mexico (continued)
6.625%	06/15/35		500	$461,875
Gtd. Notes, 3 Month LIBOR + 3.650%
6.101%(c)	03/11/22		400	400,400

				5,499,891

Netherlands — 0.1%
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23		270	289,229
Starfruit Finco BV/Starfruit US Holdco LLC,
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	(a)	245	251,738
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		625	642,381
Ziggo BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	(a)	245	249,216

				1,432,564

Norway — 0.0%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
5.875%	03/31/25		300	316,875
Equinor ASA,
Sr. Unsec’d. Notes
7.250%	09/23/27		160	210,454

				527,329

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes
6.000%	11/18/48		200	235,500
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		200	218,700

				454,200

Peru — 0.1%
Consorcio Transmantaro SA,
Sr. Unsec’d. Notes
4.375%	05/07/23		200	207,750
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes
3.500%	01/31/23		300	304,875
Nexa Resources Peru SAA,
Sr. Unsec’d. Notes
4.625%	03/28/23		400	414,004
Petroleos del Peru SA,
Sr. Unsec’d. Notes
4.750%	06/19/32		800	875,040
5.625%	06/19/47		400	455,000

				2,256,669

Russia — 0.0%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23		200	216,780

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Russia (continued)
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes
5.942%	11/21/23	200	$211,780

			428,560

Saudi Arabia — 0.0%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49	400	405,642

Singapore — 0.0%
BOC Aviation Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.375%	09/15/21	300	296,400

South Africa — 0.0%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes
5.750%	01/26/21	200	201,597
Sr. Unsec’d. Notes, EMTN
6.750%	08/06/23	200	209,334
Sr. Unsec’d. Notes, GMTN
8.450%	08/10/28	485	546,338
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22	200	199,888

			1,157,157

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	195	192,806

Spain — 0.0%
AI Candelaria Spain SLU,
Sr. Sec’d. Notes
7.500%	12/15/28	550	605,000
Telefonica Emisiones SA,
Gtd. Notes
7.045%	06/20/36	160	209,471

			814,471

Switzerland — 0.0%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	250	263,922
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	60	63,344
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.253%	03/23/28	200	215,571

			542,837

Trinidad & Tobago — 0.0%
Trinidad Petroleum Holdings Ltd.,
Sr. Unsec’d. Notes
9.750%	08/14/19	500	498,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes
6.750%	10/31/23		EUR	100	$116,470

United Arab Emirates — 0.0%
DAE Funding LLC,
Gtd. Notes, 144A
4.500%	08/01/22			67	68,005
5.000%	08/01/24			188	195,755
Shelf Drilling Holdings Ltd.,
Gtd. Notes, 144A
8.250%	02/15/25			526	485,498

					749,258

United Kingdom — 0.2%
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
4.375%	08/15/27			400	400,500
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37			50	68,302
Barclays PLC,
Jr. Sub. Notes
7.750%(ff)	—	(rr)		200	205,000
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24			200	206,580
Sub. Notes
4.836%	05/09/28	(a)		500	511,381
5.088%(ff)	06/20/30			200	204,550
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30			50	75,411
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A
6.750%	02/07/25			200	198,440
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.900%	05/25/26			300	313,366
Sub. Notes
4.250%	08/18/25			300	315,862
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.500%	10/01/27			200	165,000
Lloyds Banking Group PLC,
Sub. Notes
4.582%	12/10/25			250	260,867
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35			130	142,640
7.000%	08/04/41			120	140,683
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%(ff)	—	(rr)		200	215,550
Sub. Notes
6.000%	12/19/23			481	523,833
6.125%	12/15/22			315	339,847

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24		300	$321,483
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		650	666,061
5.500%	08/15/26		400	414,500
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24		150	156,831
6.150%	02/27/37		175	212,589

				6,059,276

United States — 7.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		316	321,135
6.500%	03/01/24		125	130,313
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	(a)	585	592,312
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		167	148,630
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26		260	271,128
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	550	437,250
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	(a)	210	215,775
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		110	94,875
AECOM,
Gtd. Notes
5.125%	03/15/27		328	341,120
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25		302	313,702
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		370	328,375
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	206,430
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		275	276,704
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	(a)	315	281,925
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25	(a)	157	125,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
7.000%	03/15/27	(a)	120	$96,600
Sr. Sec’d. Notes
7.500%	07/15/23		61	62,354
Alabama Power Co.,
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33		150	183,323
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44		100	107,338
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		215	216,677
6.625%	06/15/24	(a)	770	797,912
Gtd. Notes, 144A
7.500%	03/15/26	(a)	567	605,272
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		600	633,750
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21		137	140,768
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		195	197,535
Gtd. Notes, 144A, MTN
5.875%	11/01/21		90	92,646
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		48	48,720
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27		50	49,813
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27		350	347,375
5.000%	10/01/24		301	307,020
5.875%	06/01/29		90	94,725
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		140	185,039
Sr. Unsec’d. Notes
3.875%	05/21/24		45	46,069
4.125%	02/13/22		470	481,750
4.625%	05/19/22		485	505,612
4.625%	03/30/25	(a)	171	180,405
5.125%	09/30/24		324	349,920
Sub. Notes
5.750%	11/20/25	(a)	290	320,783
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34		250	307,531
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)	438	405,719
5.875%	11/15/26		106	94,870
6.125%	05/15/27	(a)	179	159,310

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		138	$139,380
5.000%	04/01/24		345	354,919
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates, Series A
3.650%	12/15/29		175	178,873
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22		133	137,030
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	866	861,670
6.250%	03/15/26	(a)	379	374,262
6.500%	04/01/27	(a)	999	996,502
6.625%	10/15/22		2	2,035
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26		200	201,212
American Tower Corp.,
Sr. Unsec’d. Notes
5.900%	11/01/21		100	107,618
American Tower Trust,
Asset-Backed, 144A
3.070%	03/15/48		100	101,625
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42		47	51,038
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26		333	328,837
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		450	473,625
5.625%	05/20/24		60	63,900
5.750%	05/20/27		128	134,400
5.875%	08/20/26		132	139,920
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27		247	245,481
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		121	123,441
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		91	94,868
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	418,028
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36		100	102,668
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.250%	10/15/22		94	96,350
6.375%	05/01/24		195	204,262

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Anixter, Inc.,
Gtd. Notes, 144A
6.000%	12/01/25		240	$260,400
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		145	144,094
Sr. Unsec’d. Notes, 144A
5.750%	01/15/28		110	108,900
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		533	511,680
5.625%	06/01/23	(a)	309	298,247
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		140	143,627
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series P
6.700%	08/15/37		125	163,107
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43		600	635,924
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28		370	380,637
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		100	101,250
Arconic, Inc.,
Sr. Unsec’d. Notes
5.900%	02/01/27		723	787,202
6.750%	01/15/28		136	148,240
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25		70	72,606
6.350%	03/15/40		170	209,372
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		425	452,200
Avaya, Inc., Escrow Shares,
First Lien
7.000%	04/01/19^	(a)(d)	245	25
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	(a)	619	622,095
6.375%	04/01/24	(a)	737	772,007
Sr. Unsec’d. Notes, 144A
5.750%	07/15/27		139	140,043
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		365	375,950
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	467	471,670
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	110,134

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		50	$52,563
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		400	347,000
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)	285	307,800
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		1,100	1,127,052
3.864%(ff)	07/23/24		100	105,033
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		583	641,020
9.250%	04/01/26		113	126,424
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.875%	05/15/23		291	294,381
6.125%	04/15/25	(a)	2,556	2,610,238
7.000%	01/15/28		361	374,086
7.250%	05/30/29		127	132,080
9.000%	12/15/25		919	1,026,799
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		458	477,465
5.750%	08/15/27		13	13,663
6.500%	03/15/22		284	294,295
7.000%	03/15/24		684	726,818
Berry Global Escrow Corp.,
Sec’d. Notes, 144A
5.625%	07/15/27		89	92,560
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		432	441,180
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23		65	66,450
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		105	110,308
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		610	618,387
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		85	86,275
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26		60	63,816
4.550%	03/01/39		150	165,712
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26		212	222,865
6.375%	04/01/26		310	327,943
6.875%	05/15/23		320	330,400
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		311	336,657

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25		467	$438,980
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		170	169,787
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26		85	88,316
3.400%	07/26/29		190	198,919
4.125%	06/15/39		40	43,137
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		185	189,007
3.850%	02/01/25		150	154,552
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		300	293,970
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26		276	284,280
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		68	57,120
Buckeye Partners LP,
Jr. Sub. Notes
6.375%(ff)	01/22/78		165	118,800
Sr. Unsec’d. Notes
5.850%	11/15/43		125	104,774
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		655	655,327
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		215	221,977
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22		125	131,250
8.000%	04/15/20		253	261,306
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		34	35,105
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		106	79,898
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		66	66,660
6.375%	07/01/26		37	37,370
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		430	437,525
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	245	243,162

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Camelot Finance SA,
Gtd. Notes, 144A
7.875%	10/15/24		126	$132,143
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		300	306,014
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	343	330,995
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		88	89,210
5.000%	07/15/27		24	24,420
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		128	131,200
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		85	86,343
5.750%	01/15/24		290	296,489
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		251	256,321
5.125%	05/01/27	(a)	1,565	1,620,338
5.375%	05/01/25		10	10,338
5.500%	05/01/26	(a)	960	1,004,688
5.750%	02/15/26	(a)	3,180	3,335,025
5.875%	04/01/24		599	625,955
5.875%	05/01/27		115	121,325
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26		100	105,750
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		274	283,932
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		87	88,523
5.000%	09/01/25		500	520,625
Cedar Fair LP,
Sr. Unsec’d. Notes, 144A
5.250%	07/15/29		35	35,711
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		265	273,536
6.125%	02/15/24		190	199,025
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		50	52,563
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27		37	37,370
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		110	135,915
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		370	363,525
6.125%	11/15/23		445	461,687

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		606	$618,120
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28		60	60,000
Sr. Unsec’d. Notes, Series S
6.450%	06/15/21		95	100,463
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22		190	198,075
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23		35	37,756
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24		500	553,125
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	(a)	458	473,741
7.000%	05/15/25		175	182,875
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		40	43,450
5.875%	03/31/25		678	755,122
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26		79	83,345
Sr. Sec’d. Notes
5.250%	10/01/25		119	123,016
Chesapeake Energy Corp.,
Gtd. Notes
7.000%	10/01/24	(a)	122	109,495
7.500%	10/01/26		90	80,100
8.000%	01/15/25		89	82,548
8.000%	06/15/27	(a)	455	400,969
Gtd. Notes, 144A
8.000%	03/15/26		54	49,005
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24	(a)	366	273,585
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	264	258,060
6.250%	03/31/23		362	348,425
Sr. Sec’d. Notes, 144A
8.000%	03/15/26		68	65,430
8.625%	01/15/24		418	418,000
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	324	285,930
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		159	135,150
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28		105	135,365
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		156	157,950
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24		164	174,239

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
5.250%	03/07/25		195	$213,769
Sub. Notes
6.125%	03/09/28		186	211,575
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		94	94,000
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—	(rr)	70	73,150
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)	235	241,462
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)	70	76,880
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28		650	687,679
8.125%	07/15/39		42	67,184
Sub. Notes
4.400%	06/10/25		115	122,733
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21		410	409,690
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		1,612	1,749,020
Gtd. Notes, Series A
6.500%	11/15/22		112	114,520
Gtd. Notes, Series B
6.500%	11/15/22		2,303	2,346,181
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	(a)	259	246,050
Gtd. Notes, 144A
5.375%	02/01/25		95	86,213
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26		35	34,360
5.375%	08/15/24	(a)	47	47,823
Gtd. Notes, 144A
5.750%	10/15/25		70	71,050
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25	(a)	18	17,910
Sr. Sec’d. Notes, 144A
4.875%	01/15/24		110	111,650
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26		45	45,118
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24		560	537,600
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		176	189,640
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26		60	57,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24		57	$55,504
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		805	833,175
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		149	157,568
6.375%	02/15/26		28	30,030
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25		200	209,179
4.200%	08/15/34		349	386,935
4.250%	01/15/33		150	168,268
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		109	109,818
5.375%	07/15/27		48	47,760
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		70	60,900
6.000%	06/15/25		956	895,973
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		116	115,710
8.250%	03/01/27		182	185,613
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		182	186,777
6.000%	03/01/26		1,087	1,114,175
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38		100	108,473
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25	(a)	194	179,935
Constellium NV,
Gtd. Notes, 144A
6.625%	03/01/25	(a)	250	260,000
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	(a)	352	368,939
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		23	24,186
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		495	439,312
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23		255	247,987
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		225	219,094
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		98	101,920

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		250	$180,000
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26		122	128,253
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		155	156,938
6.250%	04/01/23		280	285,600
Gtd. Notes, 144A
5.625%	05/01/27		195	194,512
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26		90	91,800
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	(a)	166	170,565
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45		100	103,835
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23		200	205,500
5.500%	05/15/26		700	734,090
5.500%	04/15/27		435	456,750
6.500%	02/01/29		600	654,750
6.625%	10/15/25		740	791,800
Sr. Unsec’d. Notes
5.250%	06/01/24		125	129,844
6.750%	11/15/21		116	124,120
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25	(a)	200	216,380
10.875%	10/15/25		500	573,125
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		200	196,250
CSX Corp.,
Sr. Unsec’d. Notes
4.400%	03/01/43		143	154,739
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25		33	34,980
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26		118	117,681
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25	(a)	258	214,140
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		870	909,759
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		145	152,930
4.780%	03/25/38		235	245,146

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36		168	$178,169
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24		52	53,430
5.375%	03/15/27		33	34,733
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26	(a)	655	689,387
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24		90	92,250
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		848	837,188
5.125%	07/15/24		602	602,181
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		50	50,375
5.375%	07/15/25		201	211,804
Gtd. Notes, 144A
6.750%	09/15/37		170	182,750
Deere & Co.,
Sr. Unsec’d. Notes
8.100%	05/15/30		130	186,548
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25		279	276,210
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		195	198,237
7.125%	06/15/24		130	137,245
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		790	871,514
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		575	513,187
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		257	282,399
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.250%	03/31/22		216	202,500
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39		78	52,260
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24		222	195,360
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40		100	117,431
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	243	234,799
5.875%	07/15/22		25	25,375

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
5.875%	11/15/24	(a)	3,160	$2,990,150
6.750%	06/01/21		727	762,441
7.750%	07/01/26	(a)	520	504,400
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		128	123,840
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33		150	176,194
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23		365	385,987
Duke Energy Indiana LLC,
Sr. Unsec’d. Notes
6.120%	10/15/35		50	65,690
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27		200	201,121
Eaton Corp.,
Gtd. Notes
4.000%	11/02/32		24	26,556
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		1,017	984,273
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23		49	48,753
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		324	329,929
5.750%	09/15/25		310	322,012
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		491	353,520
Sr. Sec’d. Notes, 144A
5.875%	10/15/24		200	190,000
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		325	329,062
7.750%	01/15/27	(a)	410	443,755
Energy Transfer Operating LP,
Gtd. Notes
4.750%	01/15/26		225	241,108
6.625%	10/15/36		140	162,963
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—	(rr)	171	134,663
Sr. Unsec’d. Notes
4.150%	06/01/25		180	176,400
4.400%	04/01/24		330	333,706
4.850%	07/15/26		160	161,200
5.600%	04/01/44		111	101,843
EnPro Industries, Inc.,
Gtd. Notes
5.750%	10/15/26		245	250,512

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Ensco Rowan PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25		24	$17,640
5.750%	10/01/44		179	102,925
7.750%	02/01/26		12	8,940
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		455	458,412
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24	(a)	250	263,437
Sec’d. Notes, 144A
6.500%	05/01/27		361	375,440
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24		170	195,976
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24		493	534,905
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26	(a)	607	423,382
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25		235	51,113
9.375%	05/01/24		418	96,140
Sr. Sec’d. Notes, 144A
7.750%	05/15/26		944	842,520
8.000%	11/29/24		359	244,120
EPR Properties,
Gtd. Notes
4.950%	04/15/28		55	59,160
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		250	255,000
5.875%	01/15/26		659	697,716
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20		180	184,134
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		50	68,293
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		540	552,825
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	(a)	566	459,875
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
7.375%	05/15/24		68	58,140
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25		131	135,913
First Data Corp.,
Sec’d. Notes, 144A
5.750%	01/15/24		1,192	1,225,525

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes, 144A
5.000%	01/15/24		9	$9,221
5.375%	08/15/23		1,020	1,038,360
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24		109	111,998
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34		100	126,968
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.687%	06/09/25		715	734,224
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	(a)	125	125,469
3.875%	03/15/23		822	822,000
4.550%	11/14/24	(a)	670	684,907
5.400%	11/14/34		8	7,660
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26		750	727,500
Sr. Sec’d. Notes, 144A
8.000%	04/01/27		285	296,400
Sr. Unsec’d. Notes
6.875%	01/15/25		111	62,160
7.125%	01/15/23		50	29,875
7.625%	04/15/24		71	40,293
11.000%	09/15/25		1,000	620,000
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24		77	71,803
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		245	251,860
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	(a)	993	993,621
GCI LLC,
Sr. Unsec’d. Notes
6.750%	06/01/21		370	370,000
6.875%	04/15/25		90	93,825
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		340	345,100
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		467	462,216
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		40	39,955
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19		100	100,328
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		72	75,017
5.550%	01/05/26		45	50,256
5.875%	01/14/38		200	225,794

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
General Motors Co.,
Sr. Unsec’d. Notes
6.750%	04/01/46		150	$169,293
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		94	90,475
6.000%	05/15/23		52	51,610
6.250%	05/15/26		50	48,250
6.750%	08/01/22		95	95,831
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		175	190,094
GEO Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22		395	386,112
5.875%	10/15/24		165	145,200
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	03/01/27		32	32,960
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		101	102,010
7.000%	06/15/23		185	187,312
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		200	214,280
5.750%	06/01/28		200	220,394
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25		700	716,377
4.411%(ff)	04/23/39		190	205,544
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		24	11,129
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	(a)	319	303,050
5.000%	05/31/26	(a)	336	330,960
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		75	76,406
5.875%	07/15/26		150	155,625
Sr. Unsec’d. Notes, 144A
7.000%	05/15/27		83	90,055
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27		431	445,007
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50		350	361,135
Gulfport Energy Corp.,
Gtd. Notes
6.375%	05/15/25		60	46,425
6.375%	01/15/26		180	136,350
6.625%	05/01/23		10	8,600

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	(a)	260	$267,410
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25		220	66,000
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21		100	109,761
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	119,901
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	(a)	355	368,273
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		92	78,085
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27		60	62,482
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24		76	77,520
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		113	118,368
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,921	2,073,479
5.625%	09/01/28		239	258,717
5.875%	05/01/23		775	842,719
5.875%	02/15/26	(a)	3,059	3,380,195
7.500%	02/15/22		120	132,300
Sr. Sec’d. Notes
5.250%	06/15/26		200	221,442
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		224	213,808
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		479	481,994
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		134	139,159
7.750%	06/01/24	(a)	270	285,984
Hertz Corp. (The),
Gtd. Notes
7.375%	01/15/21		24	24,030
Gtd. Notes, 144A
5.500%	10/15/24		1,103	1,053,696
Sec’d. Notes, 144A
7.625%	06/01/22		641	665,839
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		115	114,425
5.750%	10/01/25		24	24,060
6.250%	11/01/28		125	125,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22		50	$44,375
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25		10	10,300
5.750%	09/01/23		379	391,715
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26		349	364,269
Gtd. Notes, 144A
4.875%	01/15/30		107	110,210
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24		389	415,257
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		511	523,136
4.875%	04/01/27		74	76,475
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		146	151,840
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	(a)	436	441,995
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		130	136,663
Sr. Sec’d. Notes
5.250%	08/01/26		200	205,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22		50	50,500
6.000%	08/01/20		35	35,053
6.250%	02/01/22		81	82,924
6.375%	12/15/25		248	253,158
6.750%	02/01/24		64	66,480
Gtd. Notes, 144A
6.250%	05/15/26		138	139,898
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27		386	404,198
Sr. Sec’d. Notes
6.375%	05/01/26		125	132,247
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes^
9.000%	12/31/99		528	—
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.090%(cc)	12/21/65		215	151,996
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.340%(cc)	12/21/65		275	199,375

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	(a)	1,443	$1,468,397
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.500%	05/15/29		400	418,631
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48		100	111,077
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	(a)	695	759,287
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		175	190,635
IQVIA, Inc.,
Gtd. Notes, 144A
4.875%	05/15/23		59	60,549
5.000%	10/15/26		490	505,925
5.000%	05/15/27		250	258,125
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		402	399,990
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		578	583,861
Gtd. Notes, 144A
4.875%	09/15/27	(a)	512	507,520
5.250%	03/15/28		82	82,103
J.B. Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24		120	125,494
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22		95	101,888
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		570	585,504
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		303	309,060
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		454	472,160
5.875%	07/15/24		600	617,250
6.750%	02/15/28		361	392,136
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		396	430,155
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		390	382,687
4.875%	12/15/27		15	14,513
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		100	122,989

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	100	$107,382
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	56	58,240
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	61	62,220
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.430%	06/15/27	435	439,129
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	280	287,048
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35	300	314,688
5.000%	06/04/42	100	103,261
Kroger Co. (The),
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	75	96,737
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	180	154,800
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	131	133,620
5.250%	10/01/25	82	82,205
Lamar Media Corp.,
Gtd. Notes
5.375%	01/15/24	13	13,374
5.750%	02/01/26	365	383,706
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	8	7,420
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24	75	78,844
4.750%	05/30/25	65	68,819
5.000%	06/15/27	25	26,281
5.250%	06/01/26	205	218,325
5.875%	11/15/24	160	175,400
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	60	62,100
5.375%	01/15/24	188	192,230
5.375%	05/01/25	931	961,257
5.625%	02/01/23	50	50,623
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22	240	242,100
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30	200	199,500
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
7.800%	03/07/87	66	83,160

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25		300	$378,313
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		380	390,925
5.625%	03/15/26		100	104,875
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42		50	55,317
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29		120	125,296
4.550%	04/05/49		120	128,830
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		277	283,579
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23		335	342,119
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		70	46,900
5.625%	10/15/23	(a)	497	375,235
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes, 144A
6.500%	09/15/26	(a)	660	704,550
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27		125	124,349
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		262	259,694
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32		90	106,206
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26		395	406,850
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		324	328,455
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		212	214,120
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25		1,354	1,392,927
Sr. Unsec’d. Notes
2.350%	08/15/21		150	144,750
3.150%	03/15/23		63	59,850
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		70	79,740
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		100	115,124

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	(a)	275	$291,811
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		265	285,537
Gtd. Notes, 144A
5.750%	02/01/27	(a)	85	91,588
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	865	869,325
5.750%	06/15/25		873	949,649
6.000%	03/15/23		940	1,018,725
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35		300	344,017
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		100	106,699
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		615	640,369
Sub. Notes, MTN
5.000%	11/24/25		350	387,477
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	(a)	761	713,590
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		170	171,633
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		50	48,589
Nabors Industries, Inc.,
Gtd. Notes
5.100%	09/15/23		9	7,943
5.500%	01/15/23		108	100,980
5.750%	02/01/25	(a)	404	358,045
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27		100	102,108
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)	202	206,040
9.125%	07/15/26		96	97,440
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		140	140,213
6.500%	06/01/22		100	99,000
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24		599	245,650
8.750%	10/25/24		328	139,222

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24		159	$130,605
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26		75	76,710
4.875%	04/15/28		655	675,469
5.875%	11/15/28		450	498,204
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29		222	235,806
Nevada Power Co.,
Sec’d. Notes
5.375%	09/15/40		225	268,027
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		100	96,500
7.750%	06/15/26		18	17,730
8.000%	05/01/31		224	219,520
8.700%	05/01/30		284	285,420
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		161	141,680
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		150	153,356
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	(a)	160	175,323
5.625%	07/01/24		50	55,285
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		435	450,643
6.125%	02/15/22		55	55,688
Nexstar Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/27		103	105,446
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		48	48,254
4.500%	09/15/27		48	47,400
Sr. Unsec’d. Notes, 144A
4.250%	07/15/24		145	145,909
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		74	72,705
5.500%	10/01/21		200	200,750
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	499	497,752
NiSource, Inc.,
Sr. Unsec’d. Notes
6.250%	12/15/40		135	176,572
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		110	118,527
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		52	27,690

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
6.200%	08/01/40		97	$54,320
8.950%	04/01/45		23	14,950
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52		54	56,285
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
9.500%	05/15/23		319	328,922
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32		150	151,282
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	250,056
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22		50	34,500
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		135	136,688
6.250%	08/15/24		505	529,472
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		135	146,644
7.250%	05/15/26		240	264,300
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29		325	346,937
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	(a)	290	302,412
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		170	171,275
6.000%	06/01/26		75	77,625
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		177	176,557
6.875%	01/15/23		220	220,000
Gtd. Notes, 144A
6.250%	05/01/26	(a)	651	629,842
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28		197	195,030
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.600%	02/01/20		100	100,317
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33		75	100,651
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		49	49,245
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22		200	206,889

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26		80	$82,487
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		20	20,268
5.625%	02/15/24		184	189,290
Sr. Unsec’d. Notes, 144A
5.000%	08/15/27		93	95,204
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25		100	104,250
5.875%	08/15/23		75	80,891
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67		300	293,790
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		125	129,844
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		375	368,437
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		285	289,275
5.375%	01/15/25		90	92,250
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26	(a)	116	112,520
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		100	103,751
7.250%	06/15/25		121	126,748
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		83	85,594
PDC Energy, Inc.,
Gtd. Notes
6.125%	09/15/24		25	25,000
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		68	69,615
6.375%	03/31/25		60	60,750
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	(a)	429	447,232
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.200%	04/01/27		300	311,838
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32		100	134,888
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		695	651,562

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
8.875%	06/01/25		120	$115,200
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		673	652,810
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26		155	163,719
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		459	465,885
5.875%	09/30/27		66	68,393
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
4.950%	04/01/23		130	122,525
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B
6.125%(ff)	—	(rr)	175	166,688
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		434	431,830
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK NA
8.500%	12/01/22		181	160,174
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		526	533,232
5.500%	03/01/25		220	227,150
5.750%	03/01/27		520	536,900
Sr. Unsec’d. Notes, 144A
5.500%	12/15/29		150	150,375
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		75	113,986
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	(a)	250	261,562
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		195	204,789
Sr. Sec’d. Notes, 144A
5.250%	04/15/24		291	296,092
5.750%	04/15/26	(a)	413	426,422
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	54	51,975
5.375%	10/01/22		48	46,680
5.625%	03/01/26		123	115,620
Qorvo, Inc.,
Gtd. Notes, 144A
5.500%	07/15/26		296	310,060
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		50	50,611
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28		115	114,425

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
5.750%	05/01/25		302	$311,437
Qwest Corp.,
Sr. Unsec’d. Notes
6.875%	09/15/33		174	173,814
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	289	265,157
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24		175	179,251
4.875%	03/15/27		81	81,506
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		370	342,250
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	310	272,025
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		134	137,819
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		378	388,773
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		183	125,355
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		130	132,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		100	103,402
Sr. Sec’d. Notes
5.750%	10/15/20		775	777,224
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		206	205,742
5.000%	04/15/23		420	425,775
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		635	535,781
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		340	347,650
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37		50	61,172
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.000%	10/01/22		199	201,736
4.875%	09/01/24		325	334,750
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		133	139,484

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Gtd. Notes, 144A
8.250%	03/15/26		64	$67,199
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		755	762,550
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26		460	466,900
6.000%	10/15/23		360	374,537
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		147	154,350
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25		165	160,050
7.250%	03/15/26		74	72,150
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		81	79,847
5.625%	11/15/23		114	108,870
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20		200	202,126
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		310	323,175
5.000%	10/01/25		40	41,700
5.625%	11/01/24		200	215,500
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		650	690,625
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		170	174,887
7.500%	04/01/27		480	573,600
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		270	272,265
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22	(a)	150	152,438
Gtd. Notes, 144A
5.625%	08/01/24		634	648,265
5.875%	03/15/26		12	12,266
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		75	75,750
5.375%	04/15/25		596	614,625
5.375%	07/15/26		455	471,494
6.000%	07/15/24		1,145	1,176,774
Sr. Unsec’d. Notes, 144A
4.625%	07/15/24		63	64,467
5.500%	07/01/29		131	134,301
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	(a)	255	258,984

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		115	$105,513
5.625%	06/01/25	(a)	250	227,500
6.625%	01/15/27		83	76,775
6.750%	09/15/26		120	112,500
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		121	130,831
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25		205	208,331
Southern California Edison Co.,
First Ref. Mortgage
5.550%	01/15/36		150	168,297
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.875%	03/15/41		100	121,654
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		142	198,659
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25		332	302,950
7.500%	04/01/26	(a)	175	165,792
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43		38	47,254
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		713	740,629
6.125%	12/15/24	(a)	390	401,700
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23		253	268,812
6.125%	05/15/22		135	144,788
6.125%	03/15/24	(a)	325	349,375
6.625%	01/15/28		60	63,000
6.875%	03/15/25		50	54,749
7.125%	03/15/26		380	416,337
7.750%	10/01/21		9	9,844
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		1,700	1,967,750
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		127	130,175
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	372	394,432
7.250%	09/15/21		181	192,312
7.625%	02/15/25		3,531	3,760,515
7.625%	03/01/26		30	31,980
7.875%	09/15/23	(a)	1,048	1,138,390
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		325	338,812

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
SRC Energy, Inc.,
Gtd. Notes
6.250%	12/01/25		16	$14,560
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		385	399,437
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		925	918,062
5.000%	02/15/27		33	33,413
6.000%	10/15/25		80	84,900
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		650	646,171
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	(a)	462	459,690
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		201	201,502
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		125	124,375
5.000%	12/15/26		55	57,338
5.250%	04/15/23		54	54,945
5.500%	10/01/24		30	31,088
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		76	80,085
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		83	84,038
Gtd. Notes, 144A
5.125%	06/01/25		115	115,288
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		137	131,520
5.750%	04/15/25		114	99,750
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		469	534,113
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		109	111,316
5.500%	02/15/26		112	116,620
5.875%	03/15/28		22	22,798
Gtd. Notes, 144A
6.000%	04/15/27		145	152,250
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		265	271,666
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		136	113,900
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		140	144,550
5.500%	01/15/28		160	161,800

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		182	$182,000
5.125%	02/01/25		111	114,608
5.875%	04/15/26		178	188,680
6.750%	03/15/24		805	837,200
Gtd. Notes, 144A
6.500%	07/15/27		249	271,721
6.875%	01/15/29		200	221,738
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	258,528
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		150	175,527
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	622	475,830
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		375	386,250
Gtd. Notes, 144A
5.500%	09/15/24		55	56,375
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		109	113,088
5.250%	06/15/24		60	61,631
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		506	524,975
5.625%	10/15/23		689	709,670
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	(a)	325	326,625
Sec’d. Notes, 144A
6.250%	02/01/27		930	962,550
Sr. Sec’d. Notes
4.375%	10/01/21		326	331,297
4.500%	04/01/21		334	339,427
4.625%	07/15/24		763	772,537
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,040	1,043,900
8.125%	04/01/22		28	29,365
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		303	312,847
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	(a)	350	281,750
5.375%	12/15/24		25	20,906
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	(a)	405	411,075
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		163	163,815

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		206	$205,742
5.000%	01/31/28		115	115,431
6.625%	06/15/25		10	10,500
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/19^		165	17
Notes, 144A
5.000%	10/10/99^		725	363
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	184,757
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		130	175,192
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		621	635,749
4.750%	02/01/28	(a)	286	294,251
6.375%	03/01/25		1,010	1,048,885
6.500%	01/15/26		1,100	1,189,166
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
4.500%	02/01/26^		58	—
4.750%	02/01/28^		183	—
6.375%	03/01/25^		1,193	—
6.500%	01/15/24^		160	—
6.500%	01/15/26^		980	—
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		35	36,531
5.625%	01/15/24		80	85,900
Torchmark Corp.,
Sr. Unsec’d. Notes
4.550%	09/15/28		150	163,877
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24		50	50,563
6.500%	05/15/25		171	172,966
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		484	509,410
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26		84	80,850
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		501	508,989
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24		49	52,841
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25		301	309,525
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27		248	262,105

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		178	$183,305
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38		21	15,750
7.500%	04/15/31		132	112,200
9.350%	12/15/41		136	123,080
Gtd. Notes, 144A
7.250%	11/01/25		112	106,120
7.500%	01/15/26		49	46,673
9.000%	07/15/23		183	194,895
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	(a)	255	265,200
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25		185	187,312
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25		749	720,912
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		90	88,650
5.250%	06/01/22		95	93,100
7.750%	08/15/25		95	91,913
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		26	25,220
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	(a)	163	161,574
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25		84	80,430
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27		105	109,463
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		70	79,818
Ultra Resources, Inc.,
Sec’d. Notes
11.000%	07/12/24		522	198,360
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		207	187,335
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		160	166,428
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24	(a)	196	202,860
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		150	152,438

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
4.875%	01/15/28	200	$204,000
5.250%	01/15/30	445	457,237
5.500%	05/15/27	520	547,300
5.875%	09/15/26	90	95,850
6.500%	12/15/26	1,056	1,143,120
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	165	175,213
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	113	100,570
6.875%	08/15/25	114	107,730
United Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	75	76,454
3.950%	08/16/25	430	463,713
4.500%	06/01/42	75	84,851
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	100	106,805
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	220	204,050
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	205	194,750
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	128	130,400
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	35	34,213
5.125%	02/15/25	78	74,198
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	116	122,658
Gtd. Notes, 144A
6.875%	09/01/27	18	18,902
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32	30	40,857
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25	200	207,750
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	205	188,087
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	200	216,621
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	653	625,247
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	320	326,560
6.250%(ff)	02/28/57	124	128,340

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		374	$413,199
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	550	536,481
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		136	143,650
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		111	112,526
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26		127	130,134
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23		300	287,250
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		190	180,025
Walt Disney Co. (The),
Gtd. Notes, 144A
9.500%	07/15/24		200	266,430
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		175	189,437
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		148	154,290
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		127	130,175
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	(a)	277	271,751
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		50	50,375
6.250%	04/01/23		20	19,950
6.625%	01/15/26	(a)	514	495,689
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		330	345,675
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25	(a)(d)	905	626,712
Sr. Sec’d. Notes, 144A
8.625%	10/31/25	(d)	105	107,100
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		44	43,475
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		184	189,962
Sr. Sec’d. Notes, 144A
5.000%	08/01/23		160	163,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22		93	$96,953
8.250%	08/01/23		25	28,500
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.625%	10/01/24		40	43,100
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22		9	9,135
5.400%	04/01/24		103	107,886
5.750%	04/01/27		41	42,794
6.350%	10/01/25		62	67,503
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		730	753,944
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/36		52	68,245
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23		236	240,227
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	(a)	489	506,726
6.500%	06/15/22		181	184,620
6.750%	08/15/24		324	345,465
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		376	384,460
6.375%	05/15/25	(a)	574	585,451

				242,113,722

Venezuela — 0.0%
Petroleos de Venezuela SA,
First Lien
8.500%	10/27/20		75	65,250
Gtd. Notes
5.375%	04/12/27	(d)	490	73,500
9.000%	11/17/21	(d)	90	20,700
9.750%	05/17/35	(d)	120	28,800
12.750%	02/17/22	(d)	120	28,800
Sr. Unsec’d. Notes
5.500%	04/12/37		60	9,300

				226,350

TOTAL CORPORATE BONDS (cost $302,832,895)				306,291,283

MUNICIPAL BOND — 0.0%
New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		195	233,335

(cost $195,000)
TOTAL MUNICIPAL BOND (cost $195,000)				233,335

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.6%
Bermuda — 0.2%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300%
3.704%(c)	03/25/29	4,503	$4,502,949
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%
4.204%(c)	04/25/29	400	400,316
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300%
5.704%(c)	04/25/29	980	981,349

			5,884,614

United States — 4.4%
Adjustable Rate Mortgage Trust,
Series 2004-05, Class 2A1
4.398%(cc)	04/25/35	782	799,794
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	12	12,146
Series 2004-25CB, Class A1
6.000%	12/25/34	1,216	1,238,896
Series 2004-27CB, Class A1
6.000%	12/25/34	475	467,281
Series 2004-32CB, Class 2A5
5.500%	02/25/35	364	373,108
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,229	1,219,322
Series 2005-J1, Class 6A1
5.000%	02/25/20	35	34,571
Series 2005-J3, Class 3A1
6.500%	09/25/34	38	36,665
Arroyo Mortgage Trust,
Series 2019-01, Class A1, 144A
3.805%(cc)	01/25/49	469	479,594
Banc of America Alternative Loan Trust,
Series 2006-05, Class 3A1
6.000%	06/25/46	72	71,935
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,475	1,122,635
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-02, Class 11A
5.000%(cc)	05/25/34	370	402,310
Series 2004-09, Class 22A1
4.713%(cc)	11/25/34	216	222,096
Series 2005-06, Class 1A1
4.447%(cc)	08/25/35	207	189,627
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400%
2.804%(c)	10/25/34	191	162,855
Series 2005-AC6, Class 1A2, 1 Month LIBOR x (1) + 5.000%
2.596%(c)	09/25/35	1,613	131,532
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
3.404%(c)	02/25/49	3,687	3,723,139

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Citigroup Mortgage Loan Trust,
Series 2003-01, Class 3A5
5.250%	09/25/33	277	$281,091
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
4.820%(c)	10/25/35	389	398,815
Series 2006-04, Class 2A1A
6.000%	12/25/35	1,025	1,039,835
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450%
4.854%(c)	07/25/31	1,850	1,872,243
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300%
4.704%(c)	08/25/31	2,500	2,521,533
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	168	174,087
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%
3.084%(c)	02/25/35	328	314,800
Series 2004-J3, Class A7
5.500%	05/25/34	89	91,162
Series 2005-31, Class 3A1
4.356%(cc)	01/25/36	598	591,491
Series 2005-HYB1, Class 4A1
4.352%(cc)	03/25/35	227	228,946
Series 2005-HYB3, Class 2A2A
4.126%(cc)	06/20/35	958	976,573
Series 2006-10, Class 1A11
5.850%	05/25/36	114	90,650
Series 2006-15, Class A1
6.250%	10/25/36	157	126,569
Series 2006-18, Class 2A7
6.000%	12/25/36	221	187,744
Series 2006-HYB1, Class 2A2C
3.852%(cc)	03/20/36	691	644,298
Series 2006-HYB2, Class 2A1B
4.209%(cc)	04/20/36	1,193	1,106,141
Series 2007-02, Class A16
6.000%	03/25/37	629	530,041
Series 2007-09, Class A11
5.750%	07/25/37	1,013	848,884
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 12A1
5.250%	11/25/20	7	6,501
Series 2005-10, Class 1A1
5.000%	11/25/20	125	83,302
Deephave Residential Mortgage Trust,
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	825	843,541
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.654%(c)	07/25/30	2,000	2,021,148
Series 2018-C05, Class 1M2, 1 Month LIBOR + 2.350%
4.754%(c)	01/25/31	750	756,663

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000%
4.404%(c)	03/25/31	1,500	$1,501,881
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	157	187,852
Series 2002-T19, Class A2
7.000%	07/25/42	271	314,977
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	1,757	107,502
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	657	725,072
Series 2003-W10, Class 3A5
4.299%	06/25/43	444	468,738
Series 2004-W11, Class 1A1
6.000%	05/25/44	392	456,893
Series 2004-W11, Class 1PO
5.680%(ss)	05/25/44	284	223,526
Series 2004-W12, Class 1A2
6.500%	07/25/44	249	288,395
Series 2004-W12, Class 1PO
2.730%(ss)	07/25/44	378	336,029
Series 2009-W01, Class A
6.000%	12/25/49	178	202,877
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	188	210,566
Series 2003-49, Class YC
4.000%	06/25/23	86	88,288
Series 2003-78, Class B
5.000%	08/25/23	229	237,592
Series 2004-35, Class AZ
4.500%	05/25/34	393	419,911
Series 2004-70, Class EB
5.000%	10/25/24	37	38,413
Series 2006-08, Class FH, 1 Month LIBOR + 0.250%
2.654%(c)	03/25/36	556	550,818
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
2.570%(c)	12/25/36	48	47,358
Series 2006-44, Class P
2.790%(ss)	12/25/33	40	35,627
Series 2006-77, Class PC
6.500%	08/25/36	63	71,139
Series 2007-109, Class YI, 1 Month LIBOR x (1) + 6.450%
4.046%(c)	12/25/37	475	90,775
Series 2008-85, Class EB
5.000%	09/25/28	39	40,622
Series 2011-52, Class GB
5.000%	06/25/41	389	428,260
Series 2011-84, Class PZ
5.250%	09/25/41	452	528,454
Series 2012-13, Class JP
4.500%	02/25/42	160	165,865

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2012-16, Class GC
2.500%	11/25/41	1,981	$1,992,302
Series 2012-79, Class TP
6.500%	07/25/42	101	112,936
Series 2013-04, Class AJ
3.500%	02/25/43	432	452,091
Series 2013-083, Class CA
3.500%	10/25/37	236	239,199
Series 2013-13, Class IK
2.500%	03/25/28	1,323	81,330
Series 2013-133, Class NA
3.000%	05/25/36	440	443,965
Series 2013-31, Class NC
3.000%	04/25/43	554	569,766
Series 2014-03, Class AM
2.500%	01/25/32	229	230,346
Series 2014-46, Class TG
3.000%	12/25/40	690	702,483
Series 2014-67, Class GA
3.000%	10/25/39	390	396,570
Series 2014-85, Class GA
3.000%	11/25/40	1,796	1,828,142
Series 2016-05, Class KB
2.500%	02/25/46	680	644,632
Series 2016-11, Class LA
3.500%	05/25/42	1,025	1,058,575
Series 2016-25, Class FL, 1 Month LIBOR + 0.500%
2.904%(c)	05/25/46	1,541	1,541,525
Series 2016-59, Class CA
3.500%	09/25/43	937	974,539
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.904%(c)	09/25/46	1,159	1,161,701
Series 2016-95, Class UH
3.500%	02/25/45	1,793	1,871,841
Series 2017-14, Class DA
3.000%	02/25/45	964	986,418
Series 2017-41, Class ME
3.000%	05/25/53	9,745	9,940,511
Series 2017-49, Class JA
4.000%	07/25/53	1,045	1,095,800
Series 2017-69, Class HA
3.000%	06/25/46	1,374	1,408,277
Series 2019-17, Class JA
3.500%	01/25/47	3,119	3,219,260
Fannie Mae Trust,
Series 2003-W03, Class 2A5
5.356%	06/25/42	186	206,264
Series 2003-W06, Class 1A41
5.398%	10/25/42	337	372,388
Series 2003-W6, Class F, 1 Month LIBOR + 0.350%
2.827%(c)	09/25/42	372	368,459
Series 2004-W1, Class 1A7
5.681%	11/25/43	614	670,845
Series 2004-W9, Class 1PO
3.500%(ss)	02/25/44	356	304,459

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	539	$618,229
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	173	190,622
Series 2768, Class PK
5.000%	03/15/34	117	126,405
Series 2846, Class GB
5.000%	08/15/24	284	296,608
Series 2877, Class PB
5.500%	10/15/34	675	739,259
Series 2902, Class QG
5.500%	12/15/34	131	146,485
Series 3158, Class NE
5.500%	05/15/36	158	177,627
Series 3187, Class Z
5.000%	07/15/36	287	316,073
Series 3443, Class PT
6.500%	03/15/37	458	521,765
Series 3703, Class DY
4.000%	08/15/30	1,070	1,123,448
Series 3704, Class DC
4.000%	11/15/36	108	111,169
Series 3737, Class PA
2.000%	04/15/40	436	435,298
Series 3816, Class HN
4.500%	01/15/41	485	532,445
Series 3819, Class JP
4.000%	08/15/39	22	21,630
Series 3827, Class BM
5.500%	08/15/39	233	239,779
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.894%(c)	07/15/41	258	259,245
Series 3920, Class LP
5.000%	01/15/34	240	266,497
Series 4054, Class HI
3.000%	05/15/26	1,097	47,198
Series 4168, Class JA
3.500%	02/15/43	68	67,862
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.694%(c)	05/15/40	5,397	5,385,095
Series 4279, Class JA
3.000%	02/15/37	425	432,784
Series 4374, Class NC
3.750%	02/15/46	318	321,346
Series 4454, Class DA
3.000%	01/15/41	395	400,972
Series 4471, Class JB
3.500%	09/15/43	1,802	1,967,653
Series 4494, Class KA
3.750%	10/15/42	4,691	4,856,965
Series 4565, Class DM
3.000%	02/15/42	663	676,763

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 4566, Class CA
3.000%	01/15/43	476	$488,030
Series 4572, Class LD
2.000%	08/15/45	2,185	2,146,742
Series 4631, Class G
2.500%	07/15/45	870	875,344
Series 4685, Class PA
3.000%	11/15/44	3,365	3,457,455
Series 4727, Class PH
3.500%	03/15/46	890	919,817
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.744%(c)	12/15/47	4,133	4,114,861
Series 4764, Class NK
3.500%	09/15/43	5,757	5,925,818
Series 4800, Class PA
3.500%	07/15/43	2,018	2,061,357
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.894%(c)	06/15/42	240	241,021
Series 279, Class 35
3.500%	09/15/42	581	605,818
Series 304, Class C32, IO
3.000%	12/15/27	906	60,595
Freddie Mac Structured Pass-Through Certificates,
Series T-48, Class 1A4
5.538%	07/25/33	503	557,950
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825%
3.229%(c)	01/25/34	1,204	1,205,360
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	302	320,242
Series 2004-19, Class KE
5.000%	03/16/34	596	653,380
Series 2005-03, Class QB
5.000%	01/16/35	216	232,721
Series 2008-38, Class BG
5.000%	05/16/38	312	348,283
Series 2011-22, Class WA
5.871%(cc)	02/20/37	255	290,299
Series 2012-80, Class IB, 1 Month LIBOR x (1) + 6.800%
0.300%(c)	10/20/39	5,578	18,247
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430%
2.897%(c)	04/20/60	27	26,983
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
2.807%(c)	12/20/62	598	595,904
Series 2013-H04, Class BA
1.650%	02/20/63	387	384,267
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
2.867%(c)	02/20/62	44	44,227
Series 2017-162, Class PL
3.000%	10/20/47	1,320	1,271,167
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
4.517%(cc)	12/25/34	188	191,723

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac CMB Trust,
Series 2004-04, Class 1A2, 1 Month LIBOR + 0.620%
3.024%(c)	09/25/34	807	$808,334
Series 2004-05, Class 1M3, 1 Month LIBOR + 0.945%
3.349%(c)	10/25/34	161	155,878
Series 2004-09, Class 1A1, 1 Month LIBOR + 0.760%
3.164%(c)	01/25/35	763	767,012
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700%
3.104%(c)	03/25/35	533	510,124
Series 2005-04, Class 1A1A, 1 Month LIBOR + 0.540%
2.944%(c)	05/25/35	203	202,058
Series 2005-08, Class 1AM, 1 Month LIBOR + 0.700%
3.104%(c)	02/25/36	1,144	1,107,880
Series 2007-A, Class M3, 144A, 1 Month LIBOR + 2.250%
4.654%(c)	05/25/37	885	852,085
JPMorgan Alternative Loan Trust,
Series 2007-A02, Class 12A3, 1 Month LIBOR + 0.190%
2.594%(c)	06/25/37	287	287,393
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
4.532%(cc)	12/25/34	174	177,988
Series 2005-A3, Class 4A1
4.863%(cc)	06/25/35	81	83,696
Series 2005-A8, Class 2A3
4.222%(cc)	11/25/35	189	183,968
Series 2006-S2, Class 2A1
5.000%	06/25/21	20	18,248
Series 2007-A1, Class 3A2
4.536%(cc)	07/25/35	452	462,894
Series 2007-S3, Class 2A3
6.000%	08/25/22	125	124,575
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	1,425	1,440,807
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
4.663%(cc)	11/21/34	148	154,138
MASTR Alternative Loan Trust,
Series 2004-06, Class 8A1
5.500%	07/25/34	585	603,597
Series 2005-03, Class 4A1
5.500%	03/25/20	7	7,322
Series 2005-06, Class 1A2
5.500%	12/25/35	434	413,594
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	149	152,154
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780%
3.184%(c)	03/25/28	158	158,064
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
3.044%(c)	10/25/28	175	174,814
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.904%(c)	05/25/29	169	167,597

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
4.326%(cc)	07/25/34	109	$110,575
Series 2004-5AR, Class 4A
4.764%(cc)	07/25/34	316	317,137
Series 2006-07, Class 1A
5.000%	06/25/21	76	65,407
MortgageIT Trust,
Series 2005-02, Class 1A2, 1 Month LIBOR + 0.660%
3.064%(c)	05/25/35	266	266,505
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-01, Class 1APT, 1 Month LIBOR + 0.210%
2.614%(c)	04/25/36	189	179,528
RALI Series Trust,
Series 2006-QH1, Class A1, 1 Month LIBOR + 0.190%
2.594%(c)	12/25/36	1,940	1,891,681
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	249	258,262
Residential Funding Mortgage Securities I,
Series 2005-S9, Class A5
5.750%	12/25/35	149	151,676
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200%
2.583%(c)	07/20/36	450	436,131
Series 2018-02, Class A4, 144A
3.500%(cc)	02/25/48	1,299	1,313,547
Spruce Hill Mortgage Loan Trust,
Series 2019-SH01, Class A1, 144A
3.395%(cc)	04/29/49	2,500	2,522,995
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-08, Class 3A
4.463%(cc)	07/25/34	306	308,718
Series 2004-12, Class 9A
4.491%(cc)	09/25/34	398	405,314
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.774%(c)	07/25/34	302	306,286
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700%
3.090%(c)	01/19/34	468	462,571
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700%
3.090%(c)	03/19/34	486	481,583
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
4.613%(cc)	09/25/33	235	239,318
Toorak Mortgage Corp. Ltd.,
Series 2019-01, Class A1, 144A
4.458%	03/25/22	3,650	3,705,005
Verus Securitization Trust,
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	167	169,514
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	280	284,300

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840%
3.244%(c)	07/25/45		1,727	$1,732,924
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%
2.954%(c)	07/25/44		1,481	1,517,756
Series 2005-AR3, Class A2
4.458%(cc)	03/25/35		339	345,784
Series 2005-AR7, Class A3
4.188%(cc)	08/25/35		171	174,073
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.810%
3.292%(c)	12/25/46		914	916,351
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
4.554%(cc)	06/25/33		92	94,382
Series 2003-H, Class A1
4.720%(cc)	09/25/33		48	48,728
Series 2003-N, Class 2A1
4.743%(cc)	12/25/33		227	233,104
Series 2004-DD, Class 2A6
5.016%(cc)	01/25/35		323	335,101
Series 2004-R, Class 2A1
4.730%(cc)	09/25/34		131	135,933
Series 2004-W, Class A1
4.855%(cc)	11/25/34		238	243,621
Series 2005-AR04, Class 2A2
5.095%(cc)	04/25/35		110	111,711
Series 2006-02, Class 1A12
5.750%	03/25/36		180	178,438
Series 2006-AR6, Class 7A1
4.813%(cc)	03/25/36		235	241,092
Series 2007-02, Class 3A5
5.250%	03/25/37		75	77,774
Series 2007-07, Class A43, 1 Month LIBOR + 0.500%
2.904%(c)	06/25/37		49	43,101

				143,702,597

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $147,445,368)				149,587,211

SOVEREIGN BONDS — 2.2%
Albania — 0.0%
Albania Government International Bond,
Sr. Unsec’d. Notes
3.500%	10/09/25	EUR	200	240,858

Angola — 0.1%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28		600	642,072
9.375%	05/08/48		400	440,520
9.500%	11/12/25		400	458,284

				1,540,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Argentina — 0.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
6.625%	07/06/28	150	$115,727
6.875%	04/22/21	550	482,625
6.875%	01/26/27	700	561,057
6.875%	01/11/48	350	259,003
7.625%	04/22/46	400	317,000
8.280%	12/31/33	561	467,585

			2,202,997

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond,
Sr. Unsec’d. Notes
3.500%	09/01/32	200	188,447
4.750%	03/18/24	400	420,408

			608,855

Bahrain — 0.0%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
6.000%	09/19/44	200	183,020
6.125%	08/01/23	400	421,500
7.000%	10/12/28	400	430,474

			1,034,994

Belarus — 0.0%
Republic of Belarus International Bond,
Sr. Unsec’d. Notes
6.200%	02/28/30	200	214,008

Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes
3.717%	01/25/27	800	815,008

Bolivia — 0.0%
Bolivian Government International Bond,
Sr. Unsec’d. Notes
4.500%	03/20/28	400	388,504

Brazil — 0.1%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28	998	1,046,902
5.000%	01/27/45	600	593,106
8.250%	01/20/34	167	222,738

			1,862,746

Chile — 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.860%	06/21/47	200	215,802

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27	1,000	1,043,000
5.000%	06/15/45	200	220,700
5.200%	05/15/49	500	566,880

			1,830,580

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Costa Rica — 0.1%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
4.250%	01/26/23		200	$197,002
4.375%	04/30/25		308	294,913
5.625%	04/30/43		200	172,752
7.000%	04/04/44		400	397,004
7.158%	03/12/45		600	601,506
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes
6.950%	11/10/21		200	204,750

				1,867,927

Croatia — 0.1%
Croatia Government International Bond,
Sr. Unsec’d. Notes
6.000%	01/26/24		1,600	1,834,189

Dominican Republic — 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.875%	04/18/24		850	908,565
5.950%	01/25/27		500	538,750
6.500%	02/15/48		400	422,504
6.875%	01/29/26		700	790,132
7.450%	04/30/44		500	579,380
Unsec’d. Notes, 144A
9.750%	06/05/26	DOP	24,000	481,744

				3,721,075

Ecuador — 0.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes
7.875%	01/23/28		150	148,314
7.950%	06/20/24		200	209,502
8.875%	10/23/27		300	312,003
9.650%	12/13/26		300	324,753
10.750%	03/28/22		400	449,004
10.750%	01/31/29		900	1,014,759

				2,458,335

Egypt — 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes
5.875%	06/11/25		500	509,635
7.903%	02/21/48		500	506,214
Sr. Unsec’d. Notes, EMTN
4.750%	04/16/26	EUR	100	114,251
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		600	639,533
8.500%	01/31/47		500	529,359

				2,298,992

El Salvador — 0.0%
El Salvador Government International Bond,
Sr. Unsec’d. Notes
5.875%	01/30/25		300	298,878
6.375%	01/18/27		300	299,253
7.375%	12/01/19		300	302,628
7.750%	01/24/23		300	321,378

				1,222,137

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ethiopia — 0.0%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24	800	$833,680

Gabon — 0.0%
Gabon Government International Bond,
Bonds
6.375%	12/12/24	300	296,892
Sr. Unsec’d. Notes
6.950%	06/16/25	200	199,736

			496,628

Ghana — 0.0%
Ghana Government International Bond,
Sr. Unsec’d. Notes
7.625%	05/16/29	500	508,036
7.875%	08/07/23	450	487,742

			995,778

Guatemala — 0.0%
Guatemala Government Bond,
Sr. Unsec’d. Notes
4.500%	05/03/26	200	201,800
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30	300	308,250
6.125%	06/01/50	400	419,004

			929,054

Honduras — 0.0%
Honduras Government International Bond,
Sr. Unsec’d. Notes
6.250%	01/19/27	400	429,504
7.500%	03/15/24	200	219,752

			649,256

Hungary — 0.1%
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.375%	03/25/24	1,100	1,240,030
5.750%	11/22/23	650	736,527

			1,976,557

Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24	200	224,169
Sr. Unsec’d. Notes, MTN
6.750%	01/15/44	600	820,090

			1,044,259

Iraq — 0.0%
Iraq International Bond,
Sr. Unsec’d. Notes
5.800%	01/15/28	300	294,965

Ivory Coast — 0.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.375%	07/23/24	300	302,493
5.750%	12/31/32	452	439,414

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ivory Coast (continued)
6.125%	06/15/33		200	$186,232
6.375%	03/03/28		500	494,738

				1,422,877

Jamaica — 0.0%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28		700	794,507
8.000%	03/15/39		400	494,004

				1,288,511

Jordan — 0.0%
Jordan Government International Bond,
Sr. Unsec’d. Notes
6.125%	01/29/26		200	207,163

Kazakhstan — 0.0%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.125%	07/21/25		600	678,108

Kenya — 0.0%
Kenya Government International Bond,
Sr. Unsec’d. Notes
6.875%	06/24/24		850	903,923
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32		300	316,984

				1,220,907

Lebanon — 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes
6.650%	04/22/24		200	163,800
6.850%	03/23/27		329	260,321
7.250%	03/23/37		220	168,986
Sr. Unsec’d. Notes, GMTN
5.450%	11/28/19		300	297,000
6.600%	11/27/26		40	31,631
6.650%	11/03/28		792	621,269
6.650%	02/26/30		70	53,870
Sr. Unsec’d. Notes, MTN
8.250%	04/12/21		350	329,987

				1,926,864

Macedonia — 0.0%
North Macedonia Government International Bond,
Sr. Unsec’d. Notes
2.750%	01/18/25	EUR	450	538,743

Mexico — 0.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.500%	04/22/29		500	536,250
4.600%	02/10/48		800	824,008
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10		50	54,625

				1,414,883

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Mongolia — 0.0%
Mongolia Government International Bond,
Sr. Unsec’d. Notes, EMTN
8.750%	03/09/24		300	$338,732
10.875%	04/06/21		200	222,574

				561,306

Namibia — 0.0%
Namibia International Bonds,
Sr. Unsec’d. Notes
5.250%	10/29/25		200	200,616

Nigeria — 0.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.143%	02/23/30		300	303,326
7.625%	11/21/25		200	218,258
7.696%	02/23/38		200	202,848
8.747%	01/21/31		200	222,522
9.248%	01/21/49		200	226,329
Sr. Unsec’d. Notes, 144A
7.696%	02/23/38		200	202,848
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		400	400,306
Nigeria Omo Bill,
Unsec’d. Notes
—%	02/27/20	NGN	445,000	1,138,105

				2,914,542

Oman — 0.1%
Oman Government International Bond,
Sr. Unsec’d. Notes
4.750%	06/15/26		700	646,265
5.625%	01/17/28		400	378,604
6.750%	01/17/48		650	572,770

				1,597,639

Pakistan — 0.1%
Pakistan Government International Bond,
Sr. Unsec’d. Notes
6.875%	12/05/27		900	909,180
8.250%	04/15/24		500	546,405

				1,455,585

Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
4.300%	04/29/53		450	494,442
6.700%	01/26/36		300	408,003
8.875%	09/30/27		200	283,252
Panama Notas del Tesoro,
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		600	620,106

				1,805,803

Paraguay — 0.0%
Paraguay Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/25/23		200	210,002

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Paraguay (continued)
4.700%	03/27/27		400	$433,004
6.100%	08/11/44		500	595,005

				1,238,011

Peru — 0.0%
Peru Government Bond,
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	500	165,330
Peruvian Government International Bond,
Sr. Unsec’d. Notes
4.125%	08/25/27		600	668,106

				833,436

Philippines — 0.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.700%	02/02/42		400	435,220
7.750%	01/14/31		400	588,425
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/27	EUR	200	230,263

				1,253,908

Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.500%	04/23/28		800	894,597
4.817%	03/14/49		200	229,208
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		400	458,416

				1,582,221

Romania — 0.0%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
4.625%	04/03/49	EUR	350	480,533
Sr. Unsec’d. Notes, MTN
4.625%	04/03/49	EUR	410	562,910

				1,043,443

Russia — 0.1%
Russian Foreign Bond,
Sr. Unsec’d. Notes
12.750%	06/24/28		200	330,420
Russian Foreign Bond—Eurobond,
Sr. Unsec’d. Notes
4.875%	09/16/23		600	641,915
5.875%	09/16/43	1,000		1,214,504

				2,186,839

Saudi Arabia — 0.0%
Saudi Government International Bond,
Sr. Unsec’d. Notes
4.375%	04/16/29		400	432,183
5.250%	01/16/50		300	340,974

				773,157

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Serbia — 0.0%
Serbia International Bond,
Sr. Unsec’d. Notes
7.250%	09/28/21		443	$485,312
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	570	646,712

				1,132,024

South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28		800	785,640
4.875%	04/14/26		400	413,639
5.000%	10/12/46		400	385,371

				1,584,650

Sri Lanka — 0.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
5.750%	04/18/23		500	495,782
5.875%	07/25/22		200	200,668
6.250%	07/27/21		200	202,525
6.750%	04/18/28		850	821,341
6.850%	11/03/25		500	501,383
Sr. Unsec’d. Notes, 144A
6.350%	06/28/24		200	199,600
7.550%	03/28/30		300	300,648

				2,721,947

Turkey — 0.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.875%	04/16/43		550	427,877
5.200%	02/16/26	EUR	100	114,761

				542,638

Ukraine — 0.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
—%(cc)	05/31/40		865	618,475
7.375%	09/25/32		1,000	982,200
7.750%	09/01/21		300	313,116
7.750%	09/01/22		400	422,541
7.750%	09/01/24		100	104,250
7.750%	09/01/25		300	310,200

				2,750,782

United Arab Emirates — 0.0%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes
4.125%	10/11/47		800	875,904

Uruguay — 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.975%	04/20/55		700	772,632
7.875%	01/15/33		700	1,003,632

				1,776,264

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Uzbekistan — 0.0%
Republic of Uzbekistan Bond,
Notes, 144A, MTN
5.375%	02/20/29		200	$212,786
Sr. Unsec’d. Notes, EMTN
4.750%	02/20/24		500	522,418

				735,204

Venezuela — 0.0%
Republic Of Venezuela,
Sr. Unsec’d. Notes
7.650%	04/21/25	(d)	110	28,875
8.250%	10/13/24	(d)	100	26,500
9.000%	05/07/23		80	21,200
9.250%	05/07/28		310	81,763
Venezuela Government International Bond,
Sr. Unsec’d. Notes
6.000%	12/09/20	(d)	60	15,675
7.750%	10/13/19	(d)	100	25,750
11.750%	10/21/26	(d)	200	56,000
12.750%	08/23/22	(d)	200	56,000

				311,763

Vietnam — 0.0%
Vietnam Government International Bond,
Sr. Unsec’d. Notes
4.800%	11/19/24		200	212,793

Zambia — 0.0%
Zambia Government International Bond,
Sr. Unsec’d. Notes
8.970%	07/30/27		400	268,098

TOTAL SOVEREIGN BONDS (cost $68,323,007)				70,634,689

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Federal Home Loan Mortgage Corp.
2.500%	07/01/32		3,611	3,640,503
2.500%	01/01/33		3,613	3,644,724
3.000%	11/01/32		1,033	1,055,661
3.000%	06/01/33		742	757,553
3.000%	06/01/34		3,071	3,134,506
3.500%	03/01/32		219	225,884
3.500%	03/01/32		601	624,230
4.000%	02/01/26		201	209,540
4.000%	10/01/42		489	515,575
4.500%	09/01/24		51	51,687
4.500%	08/01/30		209	222,090
4.500%	11/01/45		1,006	1,070,707
4.500%	04/01/47		680	715,744
4.500%	05/01/47		369	390,887
4.500%	05/01/47		1,028	1,089,599
4.500%	07/01/47		865	926,044
5.000%	04/01/22		36	37,308
5.000%	07/01/23		120	123,909
5.000%	10/01/23		54	57,406
5.000%	11/01/23		14	13,991
5.000%	06/01/30		160	169,649
5.000%	11/01/33		1,694	1,841,273

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	10/01/40	504	$547,587
5.500%	06/01/23	63	66,096
5.500%	12/01/24	66	68,301
5.500%	04/01/27	55	58,194
5.500%	06/01/35	128	141,820
5.500%	06/01/37	50	54,537
7.000%	11/01/37	142	167,868
Federal National Mortgage Assoc.
2.370%	12/01/22	751	756,228
2.590%	10/01/28	1,400	1,408,854
2.619%	12/01/22	502	511,176
2.710%	11/01/28	1,300	1,321,669
2.870%	02/01/32	660	668,395
2.960%	04/01/22	867	888,510
3.000%	06/01/34	5,340	5,448,331
3.060%	08/01/32	1,160	1,187,878
3.080%	12/01/29	1,230	1,282,515
3.190%	02/01/30	420	440,205
3.240%	01/01/33	960	1,000,008
3.270%	01/01/27	1,769	1,874,784
3.340%	11/01/30	426	450,880
3.430%	06/01/26	921	984,582
3.500%	08/01/32	517	536,426
3.500%	10/01/32	628	647,450
3.500%	11/01/32	485	500,075
3.500%	03/01/33	578	595,133
3.500%	04/01/33	696	721,811
3.500%	04/01/33	771	794,536
3.500%	05/01/33	679	699,448
3.500%	03/01/38	1,652	1,717,343
3.500%	09/01/42	711	737,043
3.500%	10/01/42	695	719,550
3.500%	01/01/43	806	835,395
3.500%	06/01/43	683	707,933
3.500%	06/01/43	775	800,065
3.500%	07/01/43	699	724,206
3.550%	04/01/30	460	495,839
3.817%	05/01/22	644	663,273
3.885%	08/01/25	1,121	1,220,823
4.000%	06/01/32	820	855,939
4.000%	06/01/33	427	445,995
4.000%	07/01/42	619	653,106
4.000%	06/01/47	900	952,591
4.381%	06/01/21	442	456,412
4.500%	06/01/26	313	328,813
4.500%	09/01/26	92	96,114
4.500%	04/01/44	730	782,784
4.500%	04/01/47	938	1,008,654
4.630%	01/01/21	529	543,190
4.762%	08/01/26	1,248	1,405,218
5.000%	05/01/23	65	68,925
5.000%	06/01/23	78	80,258
5.000%	01/01/26	238	243,455
5.000%	12/01/29	148	156,051
5.000%	10/01/39	333	361,901
5.000%	07/01/41	303	329,768
5.000%	01/01/44	1,303	1,411,325

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	07/01/21		92	$93,503
5.500%	01/01/22		25	25,675
5.500%	01/01/26		31	33,135
5.500%	06/01/26		29	30,633
5.500%	05/01/28		112	119,878
5.500%	05/01/33		205	227,441
5.500%	06/01/33		114	121,023
5.500%	10/01/33		116	127,546
5.500%	01/01/34		337	366,209
5.500%	02/01/35		148	164,153
5.500%	04/01/36		93	99,337
5.500%	04/01/37		196	215,939
5.500%	02/01/42		663	735,125
6.000%	10/01/22		136	140,368
6.000%	10/01/27		129	140,993
6.000%	11/01/27		99	108,779
6.000%	03/01/34		244	276,861
6.000%	04/01/39		430	487,286
7.000%	01/01/39		163	196,365
7.500%	10/01/35		265	311,067
Government National Mortgage Assoc.
4.500%	06/20/25		114	118,385
4.500%	11/15/39		405	436,293
5.000%	04/15/25		844	880,712
5.000%	11/15/39		1,235	1,358,225
6.000%	01/15/40		539	616,133

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $69,023,225)				70,574,800

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds
3.125%	05/15/48		180	201,980
3.625%	02/15/44		4,030	4,869,688
3.750%	11/15/43		7,481	9,209,228
5.375%	02/15/31		31	41,902
U.S. Treasury Notes
1.375%	09/30/19		138	137,714
1.375%	01/31/21		150	148,945
1.625%	08/31/22		4,000	3,987,187
1.875%	08/31/24		420	422,100
2.000%	01/31/20	(k)	35,421	35,409,931
2.125%	02/29/24		80	81,319
2.500%	05/15/24		250	258,584
2.625%	05/15/21		2,055	2,086,911
2.625%	02/15/29		1,500	1,581,797
3.125%	11/15/28		2,300	2,522,723
U.S. Treasury Strips Coupon
2.255%(s)	11/15/22		400	376,924
2.289%(s)	11/15/30		3,200	2,498,315
U.S. Treasury Strips Principal
2.920%(s)	11/15/41		2,500	1,432,093

TOTAL U.S. TREASURY OBLIGATIONS (cost $63,366,253)				65,267,341

TOTAL LONG-TERM INVESTMENTS (cost $2,575,545,176)				2,796,344,622

SHORT-TERM INVESTMENTS — 17.8%	Shares	Value
AFFILIATED MUTUAL FUNDS — 17.8%
PGIM Core Ultra Short Bond Fund(w)	408,122,970	$408,122,970
PGIM Institutional Money Market Fund (cost $165,154,841; includes $164,809,846 of cash collateral for securities on loan)(b)(w)	165,115,640	165,165,175

TOTAL AFFILIATED MUTUAL FUNDS (cost $573,277,811)		573,288,145

OPTIONS PURCHASED*~ — 0.0% (cost $196,714)		34,876

TOTAL SHORT-TERM INVESTMENTS (cost $573,474,525)		573,323,021

SECURITIES SOLD SHORT — (0.8)%

COMMON STOCKS
United States
Acuity Brands, Inc.	9,099	(1,254,843)
Advance Auto Parts, Inc.	11,600	(1,788,024)
Align Technology, Inc.*	7,675	(2,100,647)
AmerisourceBergen Corp.	10,556	(900,005)
C.H. Robinson Worldwide, Inc.	14,353	(1,210,675)
Cardinal Health, Inc.	24,916	(1,173,544)
Clorox Co. (The)	13,713	(2,099,597)
CVS Health Corp.	15,291	(833,207)
Emerson Electric Co.	18,966	(1,265,411)
Halliburton Co.	19,814	(450,570)
Harley-Davidson, Inc.	26,970	(966,335)
Illinois Tool Works, Inc.	4,337	(654,063)
J.B. Hunt Transport Services, Inc.	23,017	(2,103,984)
MGM Resorts International	62,446	(1,784,082)
Molson Coors Brewing Co.	14,204	(795,424)
National Beverage Corp.	2,230	(99,525)
Parker-Hannifin Corp.	10,873	(1,848,519)
PPG Industries, Inc.	11,201	(1,307,269)
Wabtec Corp.	18,521	(1,329,067)
XPO Logistics, Inc.*	10,717	(619,550)
Zimmer Biomet Holdings, Inc.	2,613	(307,655)

TOTAL SECURITIES SOLD SHORT (proceeds received $24,290,061)		(24,891,996)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 103.9% (cost $3,124,729,640)		3,344,775,647
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.9)%		(126,357,367)

NET ASSETS — 100.0%		$3,218,418,280

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,463,855 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $162,164,217; cash collateral of $164,809,846 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2019.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
iShares Russell 2000 ETF	Put	07/19/19	$145.00	806	81	$24,986
S&P 500 Index	Put	07/19/19	$2,725.00	23	2	9,890

Total Options Purchased (cost $196,714)						$34,876

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,197	10 Year Australian Treasury Bonds	Sep. 2019	$951,446,047	$1,356,516
4,074	10 Year U.S. Treasury Notes	Sep. 2019	521,344,688	10,325,470
824	EURO STOXX 50	Sep. 2019	32,475,399	1,007,255
1,592	Mini MSCI EAFE Index	Sep. 2019	153,094,680	4,411,905
916	S&P 500 E-Mini Index	Sep. 2019	134,844,360	2,094,025
345	S&P Mid Cap 400 E-Mini Index	Sep. 2019	67,275,000	1,163,455

				20,358,626

Short Positions:
877	10 Year Canadian Government Bonds	Sep. 2019	95,719,606	(1,257,478)
408	10 Year Euro-Bund	Sep. 2019	80,140,454	(599,297)
279	ASX SPI 200 Index	Sep. 2019	32,118,102	(298,757)
576	Mini MSCI Emerging Markets Index	Sep. 2019	35,394,240	(1,420,260)
4,451	MSCI Europe Index	Sep. 2019	113,827,127	(164,493)
375	Russell 2000 E-Mini Index	Sep. 2019	29,383,125	(521,755)
215	S&P/TSX 60 Index	Sep. 2019	32,103,471	(291,137)
111	TOPIX Index	Sep. 2019	15,968,186	(1,901)

				(4,555,078)

				$15,803,548

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/01/19	Citibank, N.A.	GBP	23,345	$29,550,154	$29,651,145	$100,991	$—
Expiring 07/01/19	Royal Bank of Scotland PLC	GBP	490	624,210	622,308	—	(1,902)
Expiring 07/29/19	State Street Bank & Trust Company	GBP	23,186	29,440,755	29,491,917	51,162	—
Czech Koruna,
Expiring 07/22/19	Citibank, N.A.	CZK	12,762	563,667	571,025	7,358	—
Expiring 07/22/19	Citibank, N.A.	CZK	228	10,073	10,210	137	—
Danish Krone,
Expiring 07/01/19	Royal Bank of Canada	DKK	13,355	1,997,616	2,035,074	37,458	—
Expiring 07/29/19	State Street Bank & Trust Company	DKK	5,639	860,199	861,520	1,321	—
Euro,
Expiring 07/01/19	The Toronto-Dominion Bank	EUR	1,600	1,795,072	1,819,826	24,754	—
Expiring 07/05/19	The Toronto-Dominion Bank	EUR	952	1,065,909	1,083,295	17,386	—
Expiring 07/22/19	Citibank, N.A.	EUR	724	817,995	824,388	6,393	—
Expiring 07/22/19	State Street Bank & Trust Company	EUR	1	901	906	5	—
Expiring 07/29/19	Citibank, N.A.	EUR	1,000	1,139,178	1,140,108	930	—
Hungarian Forint,
Expiring 07/22/19	Citibank, N.A.	HUF	26,334	92,974	92,836	—	(138)
Indian Rupee,
Expiring 07/22/19	Citibank, N.A.	INR	16,692	239,309	241,080	1,771	—
Mexican Peso,
Expiring 07/22/19	Goldman Sachs International (London)	MXN	4,597	239,218	238,546	—	(672)
Norwegian Krone,
Expiring 07/01/19	Citibank, N.A.	NOK	1,737	198,586	203,644	5,058	—
Expiring 07/01/19	Royal Bank of Scotland PLC	NOK	630	72,418	73,822	1,404	—
Russian Ruble,
Expiring 07/22/19	Citibank, N.A.	RUB	30,296	468,804	477,394	8,590	—
Expiring 07/22/19	Deutsche Bank AG	RUB	5,580	85,883	87,924	2,041	—
Expiring 07/22/19	Goldman Sachs International (London)	RUB	82	1,276	1,297	21	—
Swedish Krona,
Expiring 07/01/19	Citibank, N.A.	SEK	15,493	1,610,200	1,668,832	58,632	—
Expiring 07/29/19	Royal Bank of Scotland PLC	SEK	10,634	1,149,008	1,147,978	—	(1,030)
Swiss Franc,
Expiring 07/01/19	Royal Bank of Scotland PLC	CHF	694	697,774	711,493	13,719	—
Turkish Lira,
Expiring 07/22/19	Barclays Bank PLC	TRY	1,372	235,071	233,654	—	(1,417)
Expiring 07/22/19	Citibank, N.A.	TRY	406	68,136	69,110	974	—

				$73,024,386	$73,359,332	340,105	(5,159)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/01/19	Royal Bank of Scotland PLC	GBP	484	$610,406	$615,116	$—	$(4,710)
Expiring 07/05/19	Royal Bank of Scotland PLC	GBP	3,070	3,897,050	3,900,724	—	(3,674)
Expiring 08/01/19	Citibank, N.A.	GBP	3,070	3,899,680	3,906,048	—	(6,368)
Canadian Dollar,
Expiring 07/22/19	Bank of America, N.A.	CAD	313	239,218	239,147	71	—
Czech Koruna,
Expiring 07/22/19	Barclays Bank PLC	CZK	2,105	93,193	94,184	—	(991)
Danish Krone,
Expiring 07/01/19	Royal Bank of Scotland PLC	DKK	3,978	596,628	606,172	—	(9,544)
Euro,
Expiring 07/01/19	Citibank, N.A.	EUR	1,200	1,359,872	1,364,869	—	(4,997)
Expiring 07/01/19	Citibank, N.A.	EUR	800	906,674	909,913	—	(3,239)
Expiring 07/01/19	Royal Bank of Scotland PLC	EUR	675	755,568	767,706	—	(12,138)

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
Euro, (continued)
Expiring 07/01/19	Royal Bank of Scotland PLC	EUR	500	$565,509	$568,696	$—	$(3,187)
Expiring 07/01/19	State Street Bank & Trust Company	EUR	100,692	112,454,786	114,526,119	—	(2,071,333)
Expiring 07/05/19	State Street Bank & Trust Company	EUR	22,248	24,956,469	25,312,874	—	(356,405)
Expiring 07/05/19	State Street Bank & Trust Company	EUR	1,057	1,183,225	1,202,404	—	(19,179)
Expiring 07/22/19	Barclays Bank PLC	EUR	1,645	1,861,378	1,874,740	—	(13,362)
Expiring 07/22/19	Barclays Bank PLC	EUR	506	576,951	576,366	585	—
Expiring 07/22/19	Citibank, N.A.	EUR	595	672,763	677,627	—	(4,864)
Expiring 07/22/19	Citibank, N.A.	EUR	576	656,905	655,971	934	—
Expiring 07/29/19	Citibank, N.A.	EUR	100,751	114,773,333	114,866,841	—	(93,508)
Expiring 07/29/19	The Toronto-Dominion Bank	EUR	2,000	2,247,222	2,280,216	—	(32,994)
Expiring 08/01/19	Citibank, N.A.	EUR	22,352	25,469,701	25,490,131	—	(20,430)
Hong Kong Dollar,
Expiring 07/05/19	Australia And New Zealand Banking Group Ltd.	HKD	33,124	4,222,911	4,240,420	—	(17,509)
Expiring 08/01/19	Australia And New Zealand Banking Group Ltd.	HKD	33,124	4,240,964	4,240,992	—	(28)
Hungarian Forint,
Expiring 07/22/19	Bank of America, N.A.	HUF	159,885	561,549	563,649	—	(2,100)
Expiring 07/22/19	State Street Bank & Trust Company	HUF	4,010	14,010	14,138	—	(128)
Japanese Yen,
Expiring 07/05/19	Citibank, N.A.	JPY	785,202	7,185,449	7,286,935	—	(101,486)
Expiring 08/01/19	State Street Bank & Trust Company	JPY	785,202	7,326,781	7,302,464	24,317	—
Norwegian Krone,
Expiring 07/01/19	Citibank, N.A.	NOK	2,367	273,293	277,466	—	(4,173)
Russian Ruble,
Expiring 07/22/19	Goldman Sachs International (London)	RUB	35,958	555,303	566,616	—	(11,313)
Singapore Dollar,
Expiring 07/05/19	Natwest Markets PLC	SGD	804	584,110	594,512	—	(10,402)
Expiring 08/01/19	Citibank, N.A.	SGD	804	594,133	594,810	—	(677)
South Korean Won,
Expiring 07/22/19	Citibank, N.A.	KRW	279,349	241,146	242,109	—	(963)
Swedish Krona,
Expiring 07/01/19	Citibank, N.A.	SEK	2,755	287,955	296,695	—	(8,740)
Expiring 07/01/19	Citibank, N.A.	SEK	2,104	220,001	226,679	—	(6,678)
Swiss Franc,
Expiring 07/01/19	Citibank, N.A.	CHF	5,992	5,959,465	6,140,003	—	(180,538)
Expiring 07/05/19	Royal Bank of Scotland PLC	CHF	726	721,259	744,061	—	(22,802)
Expiring 07/05/19	The Toronto-Dominion Bank	CHF	1,369	1,369,512	1,403,055	—	(33,543)
Expiring 07/29/19	Royal Bank of Scotland PLC	CHF	6,230	6,404,805	6,401,181	3,624	—
Expiring 08/02/19	Royal Bank of Scotland PLC	CHF	2,095	2,154,185	2,152,907	1,278	—
Turkish Lira,
Expiring 07/22/19	Royal Bank of Canada	TRY	1,777	294,495	302,764	—	(8,269)

				$340,987,857	$344,027,320	30,809	(3,070,272)

						$370,914	$(3,075,431)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/01/19	Buy	EUR	683	GBP	610	$1,603	$—	Citibank, N.A.
07/01/19	Buy	EUR	833	CHF	932	—	(7,891)	Royal Bank of Scotland PLC
07/01/19	Buy	GBP	446	DKK	3,738	—	(3,106)	Royal Bank of Scotland PLC
07/22/19	Buy	EUR	424	CZK	10,886	—	(3,640)	Goldman Sachs International (London)
07/22/19	Buy	HUF	137,561	EUR	425	634	—	Goldman Sachs International (London)

						$2,237	$(14,637)

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	1,095	$193,771	$—	$193,771
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	1,041	206,152	—	206,152
AVEVA Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	454	21,104	—	21,104
BHP Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	1,179	156,782	—	156,782
Burford Capital Ltd.(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	581	20,478	—	20,478
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	2,324	(13,838)	—	(13,838)
Fevertree Drinks PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	427	(66,863)	—	(66,863)
GlaxoSmithKline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	2,671	24,382	—	24,382
Imperial Brands PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	416	(57,198)	—	(57,198)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	661	25,586	—	25,586
Micro Focus International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	521	43,214	—	43,214
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	528	(13,894)	—	(13,894)
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	2,026	204,964	—	204,964
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	566	1,946	—	1,946
Trainline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	380	(5,447)	—	(5,447)

						$741,139	$—	$741,139

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$898,379	$(157,240)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$10,295,322	$29,255,955

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$3,162,851	$—	$—
Australia	—	13,533,143	—
Austria	—	1,598,038	—
Belgium	—	3,888,578	—
Brazil	16,029,218	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Canada	$11,406,288	$—	$—
Chile.	1,229,103	—	—
China	19,956,925	49,542,244	—
Colombia	120,897	—	—
Czech Republic	—	459,567	—
Denmark	—	7,721,494	—
Finland.	—	3,011,436	—
France	—	67,124,578	—
Germany	—	37,114,183	—
Greece	—	116,066	—
Hong Kong	50,014	22,109,915	—
Hungary	—	684,068	—
India	21,663,290	11,074,506	—
Indonesia	—	8,249,706	—
Ireland	198,962	1,197,161	—
Israel	53,515	—	—
Italy.	—	8,289,150	—
Japan	—	61,165,831	—
Luxembourg	—	196,658	—
Macau	—	3,465,711	—
Malaysia	—	2,449,490	—
Mexico	8,137,390	—	—
Netherlands	1,357,313	26,207,840	—
New Zealand	—	189,488	—
Norway	—	2,066,697	—
Peru	2,323,665	—	—
Philippines	—	595,303	—
Poland	—	1,286,215	—
Qatar	—	220,949	—
Russia	6,210,393	1,666,737	—
Singapore	—	4,084,001	—
South Africa	—	17,287,083	—
South Korea	—	23,737,029	—
Spain	—	10,655,401	—
Sweden	—	11,121,375	—
Switzerland	—	54,816,036	—
Taiwan	12,169,806	19,021,359	—
Thailand	—	5,173,469	—
Turkey	—	1,066,475	—
United Arab Emirates	—	138,010	—
United Kingdom	848,009	53,478,281	—
United States	1,119,192,989	3,074,952	203,450
Preferred Stocks
Brazil	2,718,705	—	—
Germany	—	2,100,470	—
United States	23,792,911	188,846	302,418
Rights
United States	—	—	11,383
Warrants
United States	104,786	397	—
Asset-Backed Securities
Cayman Islands	—	1,485,236	—
United States	—	151,398,916	—
Bank Loans
Canada	—	496,084	—
United States	—	6,917,503	946,199
Commercial Mortgage-Backed Securities
Cayman Islands	—	2,652,472	—

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Commercial Mortgage-Backed Securities (continued)
United States	$—	$43,741,405	$—
Convertible Bonds
Bermuda	—	1,393,015	—
China	—	16,541,516	—
Cyprus	—	3,578,841	—
France	—	15,077,192	—
Germany	—	11,724,373	—
Hong Kong	—	1,543,031	—
Japan	—	7,814,898	—
Netherlands	—	1,559,521	—
Russia	—	983,859	—
Singapore	—	731,338	—
Spain	—	804,057	—
Switzerland	—	6,164,897	—
United Arab Emirates	—	3,286,201	—
United Kingdom	—	2,786,073	—
United States	—	59,717,119	—
Corporate Bonds
Australia	—	2,350,725	—
Azerbaijan	—	1,232,418	—
Bahrain	—	216,424	—
Belarus	—	209,000	—
Belgium	—	537,516	—
Brazil	—	1,291,773	—
Canada	—	11,448,210	—
Cayman Islands	—	605,250	—
Chile	—	2,137,742	—
China	—	1,245,147	—
Colombia	—	883,320	—
Denmark	—	764,364	—
Ecuador	—	330,267	—
Finland	—	708,741	—
France	—	2,201,670	—
Georgia	—	217,056	—
Germany	—	428,701	—
Ghana	—	203,250	—
Hong Kong	—	530,990	—
Indonesia	—	1,999,051	—
Ireland	—	2,938,529	—
Italy	—	1,788,966	—
Japan	—	313,892	—
Kazakhstan	—	1,821,464	—
Luxembourg	—	5,539,632	—
Malaysia	—	574,833	—
Mexico	—	5,499,891	—
Netherlands	—	1,432,564	—
Norway	—	527,329	—
Panama	—	454,200	—
Peru	—	2,256,669	—
Russia	—	428,560	—
Saudi Arabia	—	405,642	—
Singapore	—	296,400	—
South Africa	—	1,157,157	—
South Korea	—	192,806	—
Spain	—	814,471	—
Switzerland	—	542,837	—
Trinidad & Tobago	—	498,750	—
Tunisia	—	116,470	—

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
United Arab Emirates	$—	$749,258	$—
United Kingdom	—	6,059,276	—
United States	—	242,113,317	405
Venezuela	—	226,350	—
Municipal Bond
New York	—	233,335	—
Residential Mortgage-Backed Securities
Bermuda	—	5,884,614	—
United States	—	143,702,597	—
Sovereign Bonds
Albania	—	240,858	—
Angola	—	1,540,876	—
Argentina	—	2,202,997	—
Azerbaijan	—	608,855	—
Bahrain	—	1,034,994	—
Belarus	—	214,008	—
Bermuda	—	815,008	—
Bolivia	—	388,504	—
Brazil	—	1,862,746	—
Chile	—	215,802	—
Colombia	—	1,830,580	—
Costa Rica	—	1,867,927	—
Croatia	—	1,834,189	—
Dominican Republic	—	3,721,075	—
Ecuador	—	2,458,335	—
Egypt	—	2,298,992	—
El Salvador	—	1,222,137	—
Ethiopia	—	833,680	—
Gabon	—	496,628	—
Ghana	—	995,778	—
Guatemala	—	929,054	—
Honduras	—	649,256	—
Hungary	—	1,976,557	—
Indonesia	—	1,044,259	—
Iraq	—	294,965	—
Ivory Coast	—	1,422,877	—
Jamaica	—	1,288,511	—
Jordan	—	207,163	—
Kazakhstan	—	678,108	—
Kenya	—	1,220,907	—
Lebanon	—	1,926,864	—
Macedonia	—	538,743	—
Mexico	—	1,414,883	—
Mongolia	—	561,306	—
Namibia	—	200,616	—
Nigeria	—	2,914,542	—
Oman	—	1,597,639	—
Pakistan	—	1,455,585	—
Panama	—	1,805,803	—
Paraguay	—	1,238,011	—
Peru	—	833,436	—
Philippines	—	1,253,908	—
Qatar	—	1,582,221	—
Romania	—	1,043,443	—
Russia	—	2,186,839	—
Saudi Arabia	—	773,157	—
Serbia	—	1,132,024	—
South Africa	—	1,584,650	—

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Sri Lanka	$—	$2,721,947	$—
Turkey	—	542,638	—
Ukraine	—	2,750,782	—
United Arab Emirates	—	875,904	—
Uruguay	—	1,776,264	—
Uzbekistan	—	735,204	—
Venezuela	—	311,763	—
Vietnam	—	212,793	—
Zambia	—	268,098	—
U.S. Government Agency Obligations	—	70,574,800	—
U.S. Treasury Obligations	—	65,267,341	—
Affiliated Mutual Funds	573,288,145	—	—
Options Purchased	34,876	—	—
Common Stocks—Short
United States	(24,891,996)	—	—
Other Financial Instruments*
Futures Contracts	15,803,548	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,704,517)	—
OTC Cross Currency Exchange Contracts	—	(12,400)	—
OTC Total Return Swap Agreements	—	741,139	—

Total	$1,814,961,603	$1,542,177,959	$1,463,855

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (5.1% represents investments purchased with collateral from securities on loan)	17.8%
Residential Mortgage-Backed Securities	5.6
Banks	5.6
Equity Real Estate Investment Trusts (REITs)	4.0
Automobiles	3.4
Software	3.3
Pharmaceuticals	2.9
Insurance	2.9
IT Services	2.7
Media	2.7
Oil, Gas & Consumable Fuels	2.6
Sovereign Bonds	2.2
U.S. Government Agency Obligations	2.2
U.S. Treasury Obligations	2.0
Semiconductors & Semiconductor Equipment	2.0
Internet & Direct Marketing Retail	1.9
Interactive Media & Services	1.9
Beverages	1.5
Electric Utilities	1.5
Aerospace & Defense	1.4
Commercial Mortgage-Backed Securities	1.4
Capital Markets	1.4
Specialty Retail	1.4
Telecommunications	1.3
Machinery	1.2
Technology Hardware, Storage & Peripherals	1.2
Chemicals	1.0

Health Care Providers & Services	1.0%
Textiles, Apparel & Luxury Goods	1.0
Health Care Equipment & Supplies	1.0
Entertainment	0.9
Commercial Services	0.9
Oil & Gas	0.8
Electronic Equipment, Instruments & Components	0.8
Containers & Packaging	0.8
Healthcare-Services	0.8
Food Products	0.7
Diversified Telecommunication Services	0.7
Electrical Equipment	0.7
Semiconductors	0.7
Hotels, Restaurants & Leisure	0.6
Internet	0.6
Road & Rail	0.6
Food & Staples Retailing	0.6
Biotechnology	0.6
Lodging	0.6
Consumer Finance	0.5
Personal Products	0.5
Diversified Financial Services	0.4
Consumer Loans	0.4
Life Sciences Tools & Services	0.4
Household Durables	0.4
Other	0.4
Commercial Services & Supplies	0.3
Real Estate Management & Development	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (con’t)
Metals & Mining	0.3%
Pipelines	0.3
Building Products	0.3
Professional Services	0.3
Mining	0.3
Communications Equipment	0.3
Construction Materials	0.3
Building Materials	0.3
Home Furnishings	0.3
Multiline Retail	0.3
Wireless Telecommunication Services	0.3
Packaging & Containers	0.3
Auto Parts & Equipment	0.3
Home Equity Loans	0.2
Industrial Conglomerates	0.2
Airlines	0.2
Household Products	0.2
Retail	0.2
Auto Components	0.2
Apparel	0.2
Health Care Technology	0.2
Real Estate	0.2
Miscellaneous Manufacturing	0.2
Electric	0.1
Foods	0.1
Real Estate Investment Trusts (REITs)	0.1
Construction & Engineering	0.1
Engineering & Construction	0.1
Trading Companies & Distributors	0.1
Investment Companies	0.1
Transportation	0.1
Tobacco	0.1
Computers	0.1
Oil & Gas Services	0.1
Electronics	0.1
Household Products/Wares	0.1
Distributors	0.1
Auto Manufacturers	0.1
Coal	0.1
Toys/Games/Hobbies	0.1
Thrifts & Mortgage Finance	0.1
Multi-Utilities	0.0	*
Healthcare-Products	0.0	*
Iron/Steel	0.0	*
Leisure Products	0.0	*
Leisure Time	0.0	*
Machinery-Construction & Mining	0.0	*

Trucking & Leasing	0.0	*%
Energy Equipment & Services	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Paper & Forest Products	0.0	*
Gas	0.0	*
Machinery-Diversified	0.0	*
Transportation Infrastructure	0.0	*
Air Freight & Logistics	0.0	*
Diversified Consumer Services	0.0	*
Office/Business Equipment	0.0	*
Electrical Components & Equipment	0.0	*
Housewares	0.0	*
Forest Products & Paper	0.0	*
Home Builders	0.0	*
Advertising	0.0	*
Distribution/Wholesale	0.0	*
Gas Utilities	0.0	*
Food Service	0.0	*
Cosmetics/Personal Care	0.0	*
Energy-Alternate Sources	0.0	*
Agriculture	0.0	*
Municipal Bond	0.0	*
Metal Fabricate/Hardware	0.0	*
Manufactured Housing	0.0	*
Hand/Machine Tools	0.0	*
Environmental Control	0.0	*
Marine	0.0	*
Water	0.0	*
Options Purchased	0.0	*
Securities Sold Short
Energy Equipment & Services	(0.0	)*
Beverages	(0.0	)*
Automobiles	(0.0	)*
Chemicals	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Specialty Retail	(0.1)
Air Freight & Logistics	(0.0	)*
Household Products	(0.1)
Road & Rail	(0.1)
Health Care Equipment & Supplies	(0.1)
Electrical Equipment	(0.0	)*
Health Care Providers & Services	(0.0	)*
Machinery	(0.2)

	103.9
Liabilities in excess of other assets	(3.9)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity cotracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$8,676,640	*	Due from/to broker — variation margin futures	$2,698,303	*
Equity contracts	Unaffiliated investments	151,442		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	898,379		Unrealized depreciation on OTC swap agreements	157,240
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	2,237		Unrealized depreciation on OTC cross currency exchange contracts	14,637
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	370,914		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,075,431
Interest rate contracts	Due from/to broker — variation margin futures	11,681,986	*	Due from/to broker — variation margin futures	1,856,775	*

		$21,781,598			$7,802,386

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$178	$(69,442)	$(9,282,361)	$—	$681,589
Foreign exchange contracts	—	—	4,939,511	2,829,978	—
Interest rate contracts	—	—	16,610,166	—	—

Total	$178	$(69,442)	$12,267,316	$2,829,978	$681,589

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$(2,460)	$(28,239)	$(161,838)	$13,176,879	$—	$1,968,336
Foreign exchange contracts	—	—	—	(3,071,338)	67,296	—
Interest rate contracts	—	—	—	5,323,430	—	—

Total	$(2,460)	$(28,239)	$(161,838)	$15,428,971	$67,296	$1,968,336

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$84,420	$1,424,243,947	$398,640,474	$66,304,598

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)
$260,840,360	$3,409,649

Total Return Swap Agreements(2)
$18,494,206

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$162,164,217	$(162,164,217)	$—
Securities sold short	(24,891,996)	24,891,996	—

	$137,272,221

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Australia And New Zealand Banking Group Ltd.	$—	$(17,537)	$(17,537)	$—	$(17,537)
Bank of America, N.A.	898,450	(159,340)	739,110	(690,000)	49,110
Barclays Bank PLC	585	(15,770)	(15,185)	—	(15,185)
Citibank, N.A.	193,371	(436,799)	(243,428)	—	(243,428)
Deutsche Bank AG	2,041	—	2,041	—	2,041
Goldman Sachs International (London)	655	(15,625)	(14,970)	—	(14,970)
Natwest Markets PLC	—	(10,402)	(10,402)	—	(10,402)
Royal Bank of Canada	37,458	(8,269)	29,189	—	29,189
Royal Bank of Scotland PLC	20,025	(69,984)	(49,959)	—	(49,959)
State Street Bank & Trust Company	76,805	(2,447,045)	(2,370,240)	—	(2,370,240)
The Toronto-Dominion Bank	42,140	(66,537)	(24,397)	—	(24,397)

	$1,271,530	$(3,247,308)	$(1,975,778)	$(690,000)	$(2,665,778)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $162,164,217:
Unaffiliated investments (cost $2,575,741,890)	$2,796,379,498
Affiliated investments (cost $573,277,811)	573,288,145
Foreign currency, at value (cost $2,599,576)	2,597,415
Deposit with prime broker for short sales and options	21,993,145
Receivable for investments sold	16,684,232
Dividends and interest receivable	11,159,838
Deposit with broker for centrally cleared/exchange-traded derivatives	10,295,322
Tax reclaim receivable	2,581,434
Due from broker-variation margin futures	1,728,117
Unrealized appreciation on OTC swap agreements	898,379
Unrealized appreciation on OTC forward foreign currency exchange contracts	370,914
Receivable from affiliate	23,905
Unrealized appreciation on OTC cross currency exchange contracts	2,237
Prepaid expenses and other assets	39,378

Total Assets	3,438,041,959

LIABILITIES
Payable to broker for collateral for securities on loan	164,809,846
Securities sold short, at value (proceeds received $24,290,061)	24,891,996
Payable for investments purchased	22,309,638
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,075,431
Management fee payable	1,074,761
Payable to affiliate	857,086
Accrued expenses and other liabilities	799,568
Cash segregated from counterparty—OTC	690,000
Payable for Portfolio shares repurchased	625,911
Unrealized depreciation on OTC swap agreements	157,240
Distribution fee payable	131,691
Payable to custodian	110,885
Foreign capital gains tax liability accrued	57,720
Dividends payable on securities sold short	16,900
Unrealized depreciation on OTC cross currency exchange contracts	14,637
Affiliated transfer agent fee payable	369

Total Liabilities	219,623,679

NET ASSETS	$3,218,418,280

Net assets were comprised of:
Partners Equity	$3,218,418,280

Net asset value and redemption price per share, $3,218,418,280 / 189,008,637 outstanding shares of beneficial interest	$17.03

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $1,392,458 foreign withholding tax, of which $81,257 is reimbursable by an affiliate)	$21,344,602
Interest income (net of $(1,872) foreign withholding tax)	19,804,779
Affiliated dividend income	4,785,007
Income from securities lending, net (including affiliated income of $275,293)	328,730

Total income	46,263,118

EXPENSES
Management fee	11,646,976
Distribution fee	3,843,891
Custodian and accounting fees	497,020
Dividends on securities sold short	194,295
Audit fee	35,903
Trustees’ fees	22,442
Shareholders’ reports	13,188
Legal fees and expenses	10,675
Broker fees and expenses on short sales	10,328
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	52,561

Total expenses	16,330,755

NET INVESTMENT INCOME (LOSS)	29,932,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $28,779)	32,018,007
Futures transactions	12,267,316
Forward and cross currency contract transactions	2,829,978
Short sales transactions	(2,575,867)
Swap agreements transactions	681,589
Foreign currency transactions	(250,518)

44,970,505

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $26,185)	274,298,346
Futures	15,428,971
Forward and cross currency contracts	67,296
Short sales	(601,935)
Swap agreements	1,968,336
Foreign currencies	(79,460)

291,081,554

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	336,052,059

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$365,984,422

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$29,932,363	$52,782,374
Net realized gain (loss) on investment and foreign currency transactions	44,970,505	141,472,601
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	291,081,554	(435,646,770)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	365,984,422	(241,391,795)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [11,232,299 and 5,135,812 shares, respectively]	177,289,989	80,998,499
Portfolio shares repurchased [4,672,037 and 35,091,137 shares, respectively]	(76,979,034)	(545,404,931)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	100,310,955	(464,406,432)

CAPITAL CONTRIBUTIONS	13,875	410,960

TOTAL INCREASE (DECREASE)	466,309,252	(705,387,267)
NET ASSETS:
Beginning of period	2,752,109,028	3,457,496,295

End of period	$3,218,418,280	$2,752,109,028

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 87.4%		Value
COMMON STOCKS — 38.6%	Shares
Aerospace & Defense — 0.8%
Airbus SE (France)	25,276	$3,586,530
Boeing Co. (The)	9,214	3,353,988
General Dynamics Corp.	19,277	3,504,944
MTU Aero Engines AG (Germany)	3,750	894,757
Northrop Grumman Corp.	12,460	4,025,951
Remington Outdoor Co., Inc.^*	11,576	17,364
Safran SA (France)	16,123	2,364,465
Thales SA (France)	3,674	454,289
United Technologies Corp.	8,900	1,158,780

		19,361,068

Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)	16,608	546,047
Hyundai Glovis Co. Ltd. (South Korea)	521	72,641
Yamato Holdings Co. Ltd. (Japan)	7,300	148,690

		767,378

Airlines — 0.1%
Delta Air Lines, Inc.	35,400	2,008,950
Japan Airlines Co. Ltd. (Japan)	9,000	287,574
Ryanair Holdings PLC (Ireland), ADR*	7,049	452,123
Southwest Airlines Co.	8,100	411,318

		3,159,965

Auto Components — 0.2%
Bosch Ltd. (India)	176	41,687
Bridgestone Corp. (Japan)	15,300	603,469
Cie Generale des Etablissements Michelin SCA (France)	6,968	882,789
Continental AG (Germany)	8,358	1,217,932
Faurecia SA (France)	12,826	595,574
Hyundai Mobis Co. Ltd. (South Korea)	882	179,916
LCI Industries	5,740	516,600
Mando Corp. (South Korea)	2,430	62,141
Nexteer Automotive Group Ltd. (China)	32,000	39,923
NGK Spark Plug Co. Ltd. (Japan)	18,100	340,686
Sumitomo Electric Industries Ltd. (Japan)	18,300	240,753

		4,721,470

Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	1,193,200	628,927
Daimler AG (Germany)	13,569	754,303
Ford Otomotiv Sanayi A/S (Turkey)	4,889	52,831
Geely Automobile Holdings Ltd. (China)	97,000	165,635
General Motors Corp. Escrow Shares^*	110,000	11
Honda Motor Co. Ltd. (Japan)	60,400	1,563,994
Hyundai Motor Co. (South Korea)	2,413	292,195
Kia Motors Corp. (South Korea)	3,826	145,707
Mahindra & Mahindra Ltd. (India)	38,857	369,167
Maruti Suzuki India Ltd. (India)	1,878	177,816
Peugeot SA (France)	33,452	824,425

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Renault SA (France)	9,737	$612,587
SAIC Motor Corp. Ltd. (China) (Class A Stock)	27,800	103,196
Tesla, Inc.*(a)	1,433	320,218
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	15,793	52,638
Toyota Motor Corp. (Japan)	20,500	1,275,092

		7,338,742

Banks — 3.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	38,763	829,240
Absa Group Ltd. (South Africa)	13,627	170,235
Associated Banc-Corp.	13,105	277,040
Australia & New Zealand Banking Group Ltd. (Australia)	45,664	904,928
Axis Bank Ltd. (India)*	24,687	289,343
Banco Santander Chile (Chile), ADR	14,116	422,351
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)	60,462	92,770
Banco Santander SA (Spain)	80,928	374,680
Bank Central Asia Tbk PT (Indonesia)	499,200	1,059,792
Bank of America Corp.	144,500	4,190,500
Bank of China Ltd. (China) (Class H Stock)	824,000	348,125
Bank Polska Kasa Opieki SA (Poland)	2,902	87,009
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,749,100	1,157,896
Bankia SA (Spain)	126,673	299,126
BankUnited, Inc.	9,590	323,567
BNP Paribas SA (France)	17,116	813,148
Cadence BanCorp	17,080	355,264
Capitec Bank Holdings Ltd. (South Africa)	7,162	660,825
China Construction Bank Corp. (China) (Class H Stock)	923,000	794,924
China Merchants Bank Co. Ltd. (China) (Class H Stock)	58,500	291,971
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	109,000	59,368
CIMB Group Holdings Bhd (Malaysia)	61,000	79,461
Citigroup, Inc.	22,479	1,574,204
Citizens Financial Group, Inc.	36,900	1,304,784
Commerce Bancshares, Inc.(a)	7,943	473,879
Commonwealth Bank of Australia (Australia)	2,812	163,469
Concordia Private Placement*	8,261	136,448
Credicorp Ltd. (Peru)	4,267	976,759
CTBC Financial Holding Co. Ltd. (Taiwan)	312,000	214,620
Cullen/Frost Bankers, Inc.	4,370	409,294
DBS Group Holdings Ltd. (Singapore)	115,700	2,219,614

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
DNB ASA (Norway)	54,450	$1,013,948
E.Sun Financial Holding Co. Ltd. (Taiwan)	235,000	196,757
East West Bancorp, Inc.	22,515	1,053,027
Erste Group Bank AG (Austria)*	31,914	1,184,939
Fifth Third Bancorp	22,900	638,910
FinecoBank Banca Fineco SpA (Italy)	34,308	382,782
First Financial Bancorp	15,830	383,403
First Hawaiian, Inc.	17,122	442,946
First Horizon National Corp.	24,032	358,798
First Republic Bank	17,002	1,660,245
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	128,912	748,739
Hana Financial Group, Inc. (South Korea)	5,361	173,802
HDFC Bank Ltd. (India), ADR	36,643	4,765,056
HSBC Holdings PLC (United Kingdom)	88,991	742,817
Huntington Bancshares, Inc.	144,329	1,994,627
IBERIABANK Corp.	5,350	405,797
IndusInd Bank Ltd. (India)	5,370	109,792
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	697,000	508,301
Industrial Bank of Korea (South Korea)	7,408	90,198
ING Groep NV (Netherlands)	204,899	2,374,958
Itau Unibanco Holding SA (Brazil), ADR	141,931	1,336,990
Kasikornbank PCL (Thailand), NVDR	34,400	210,982
KB Financial Group, Inc. (South Korea)	6,051	239,897
KBC Group NV (Belgium)	28,982	1,902,337
KeyCorp	101,081	1,794,188
Komercni banka A/S (Czech Republic)	2,672	106,544
Kotak Mahindra Bank Ltd. (India)	31,296	669,660
Lloyds Banking Group PLC (United Kingdom)	417,317	300,467
M&T Bank Corp.	11,174	1,900,362
Mitsubishi UFJ Financial Group, Inc. (Japan)	141,300	672,293
Moneta Money Bank A/S (Czech Republic), 144A	23,099	79,233
National Australia Bank Ltd. (Australia)	4,150	77,874
OTP Bank Nyrt (Hungary)	4,473	177,916
Ping An Bank Co. Ltd. (China) (Class A Stock)	70,300	140,993
PNC Financial Services Group, Inc. (The)	17,900	2,457,312
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	245,000	145,613
Public Bank Bhd (Malaysia)	98,300	546,829

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Qatar National Bank QPSC (Qatar)	16,760	$87,544
Sberbank of Russia PJSC (Russia)	366,807	1,386,006
Sberbank of Russia PJSC (Russia), ADR(a)	30,234	461,975
Shinhan Financial Group Co. Ltd. (South Korea)	6,164	239,166
Siam Commercial Bank PCL (The) (Thailand)	166,100	755,872
Standard Chartered PLC (United Kingdom)	72,877	661,840
Sumitomo Mitsui Financial Group, Inc. (Japan)	67,500	2,387,046
SunTrust Banks, Inc.	48,023	3,018,245
SVB Financial Group*	6,765	1,519,351
Svenska Handelsbanken AB (Sweden) (Class A Stock)	173,540	1,717,441
U.S. Bancorp	24,100	1,262,840
UniCredit SpA (Italy)	4,716	57,946
United Overseas Bank Ltd. (Singapore)	3,500	67,555
Wells Fargo & Co.	57,300	2,711,436
Western Alliance Bancorp*	9,137	408,607
Westpac Banking Corp. (Australia)	6,755	134,582
Wintrust Financial Corp.	6,303	461,127
Woori Financial Group, Inc. (South Korea)	6,531	79,550

		70,762,095

Beverages — 0.9%
Ambev SA (Brazil)	61,447	286,116
Ambev SA (Brazil), ADR(a)	151,743	708,640
Anheuser-Busch InBev SA/NV (Belgium)	11,564	1,024,251
Asahi Group Holdings Ltd. (Japan)	36,000	1,621,394
Cia Cervecerias Unidas SA (Chile), ADR	1,953	55,172
Coca-Cola Co. (The)	100,017	5,092,866
Constellation Brands, Inc. (Class A Stock)(a)	15,495	3,051,585
Cott Corp.	18,080	241,368
Diageo PLC (United Kingdom)	66,899	2,880,968
Fomento Economico Mexicano SAB de CV (Mexico), ADR	8,578	829,922
Heineken NV (Netherlands)	2,376	265,001
Keurig Dr. Pepper, Inc.(a)	19,200	554,880
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	5,051	723,747
Molson Coors Brewing Co. (Class B Stock)	7,300	408,800
Pernod Ricard SA (France)	13,528	2,493,952
Royal Unibrew A/S (Denmark)	14,472	1,055,571

		21,294,233

Biotechnology — 0.2%
3SBio, Inc. (China), 144A	49,000	84,523
CSL Ltd. (Australia)	2,369	358,301
Exact Sciences Corp.*(a)	12,396	1,463,224

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Exelixis, Inc.*	35,878	$766,713
Intercept Pharmaceuticals, Inc.*	2,523	200,755
Sage Therapeutics, Inc.*(a)	2,748	503,131
Vertex Pharmaceuticals, Inc.*	4,963	910,115

		4,286,762

Building Products — 0.2%
Daikin Industries Ltd. (Japan)	15,500	2,031,964
Fortune Brands Home & Security, Inc.	27,674	1,581,015
Lennox International, Inc.(a)	4,003	1,100,825

		4,713,804

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	52,529	743,071
Ameriprise Financial, Inc.	11,857	1,721,162
B3 SA—Brasil Bolsa Balcao (Brazil)	22,336	218,302
BlackRock, Inc.	2,100	985,530
Charles Schwab Corp. (The)	48,772	1,960,147
Credit Suisse Group AG (Switzerland)*	27,580	329,651
Deutsche Bank AG (Germany)	10,666	82,019
Deutsche Boerse AG (Germany)	10,698	1,513,835
Eaton Vance Corp.	7,864	339,174
FactSet Research Systems, Inc.	1,319	377,973
Focus Financial Partners, Inc. (Class A Stock)*	8,760	239,236
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	53,800	1,902,768
Invesco Ltd.	25,400	519,684
Lazard Ltd. (Class A Stock)	10,195	350,606
London Stock Exchange Group PLC (United Kingdom)	16,327	1,138,949
Macquarie Group Ltd. (Australia)	768	67,595
Moelis & Co. (Class A Stock)	8,982	313,921
Morgan Stanley	94,172	4,125,675
Morningstar, Inc.	2,760	399,206
Moscow Exchange MICEX-RTS PJSC (Russia)	75,601	107,766
Nasdaq, Inc.	10,296	990,166
Natixis SA (France)	81,223	327,702
Northern Trust Corp.	8,300	747,000
S&P Global, Inc.	7,334	1,670,612
T. Rowe Price Group, Inc.	14,200	1,557,882
TD Ameritrade Holding Corp.	14,720	734,823
Yuanta Financial Holding Co. Ltd. (Taiwan)	192,000	115,279

		23,579,734

Chemicals — 0.6%
AdvanSix, Inc.*	10,080	246,254
Air Liquide SA (France)	8,519	1,192,523
Akzo Nobel NV (Netherlands)	6,374	598,801
Asian Paints Ltd. (India)	15,470	304,584
BASF SE (Germany)	2,252	164,005
Chr Hansen Holding A/S (Denmark)	3,071	288,442
Daicel Corp. (Japan)	44,700	398,466

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Eastman Chemical Co.	31,421	$2,445,496
Formosa Chemicals & Fibre Corp. (Taiwan)	36,000	119,373
Formosa Plastics Corp. (Taiwan)	68,000	250,932
GCP Applied Technologies, Inc.*	14,274	323,163
LG Chem Ltd. (South Korea)	539	165,735
Linde PLC (United Kingdom)	14,565	2,930,586
Lotte Chemical Corp. (South Korea)	563	123,189
Petronas Chemicals Group Bhd (Malaysia)	65,800	133,745
PQ Group Holdings, Inc.*	22,968	364,043
Quaker Chemical Corp.	2,962	600,931
Sasol Ltd. (South Africa)	3,590	89,315
Shin-Etsu Chemical Co. Ltd. (Japan)	16,100	1,503,732
Toray Industries, Inc. (Japan)	48,200	367,150
UPL Ltd. (India)	3,748	50,937
Valvoline, Inc.	18,779	366,754

		13,028,156

Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc.*	13,103	418,117
Brady Corp. (Class A Stock)	10,841	534,678
BrightView Holdings, Inc.*	12,190	228,075
China Everbright International Ltd. (China)	119,000	109,985
Copart, Inc.*(a)	19,479	1,455,860
Country Garden Services Holdings Co. Ltd. (China)	63,000	145,951
Greentown Service Group Co. Ltd. (China)	94,000	76,192
Herman Miller, Inc.	3,288	146,974
IAA, Inc.*	10,045	389,545
KAR Auction Services, Inc.	10,045	251,125
MSA Safety, Inc.	4,670	492,171
US Ecology, Inc.	3,751	223,335
Waste Connections, Inc.	31,642	3,024,342

		7,496,350

Communications Equipment — 0.2%
Arista Networks, Inc.*	3,155	819,101
Cisco Systems, Inc.	27,300	1,494,129
CommScope Holding Co., Inc.*	33,700	530,101
Nokia OYJ (Finland)	33,491	166,692
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	115,533	1,097,567

		4,107,590

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	24,932	995,629
China Railway Group Ltd. (China) (Class H Stock)	94,000	71,553
China State Construction International Holdings Ltd. (China)	40,000	41,175
Daelim Industrial Co. Ltd. (South Korea)	912	90,946

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
Eiffage SA (France)	9,370	$925,934
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	897	33,836
Larsen & Toubro Ltd. (India)	7,594	171,068
Vinci SA (France)	1,797	184,077
WillScot Corp.*	29,020	436,461

		2,950,679

Construction Materials — 0.2%
Cemex SAB de CV (Mexico), ADR	9,282	39,356
CRH PLC (Ireland)	4,374	143,053
LafargeHolcim Ltd. (Switzerland)*	13,254	647,926
Martin Marietta Materials, Inc.	7,900	1,817,869
Siam Cement PCL (The) (Thailand)	45,800	705,312
UltraTech Cement Ltd. (India)	2,709	178,895
Vulcan Materials Co.	7,751	1,064,290

		4,596,701

Consumer Finance — 0.4%
American Express Co.(u)	45,283	5,589,733
Capital One Financial Corp.	29,600	2,685,904
Shriram Transport Finance Co. Ltd. (India)	5,827	91,249

		8,366,886

Containers & Packaging — 0.4%
AptarGroup, Inc.	9,519	1,183,593
Avery Dennison Corp.	10,924	1,263,688
Ball Corp.	43,392	3,037,006
Crown Holdings, Inc.*	26,684	1,630,392
Graphic Packaging Holding Co.	56,200	785,676
Packaging Corp. of America	8,800	838,816
Westrock Co.	22,100	805,987

		9,545,158

Distributors — 0.1%
Genuine Parts Co.	4,475	463,521
Pool Corp.	5,953	1,137,023

		1,600,544

Diversified Consumer Services — 0.0%
Kroton Educacional SA (Brazil)	49,644	141,953
ServiceMaster Global Holdings, Inc.*	6,460	336,501

		478,454

Diversified Financial Services — 0.2%
Ayala Corp. (Philippines)	4,150	72,503
Berkshire Hathaway, Inc. (Class A Stock)*(u)	8	2,546,800
Berkshire Hathaway, Inc. (Class B Stock)*(u)	5,996	1,278,167
Chailease Holding Co. Ltd. (Taiwan)	36,000	149,118
Far East Horizon Ltd. (China)	70,000	71,776
FirstRand Ltd. (South Africa)	261,345	1,272,331

		5,390,695

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services — 0.5%
China Unicom Hong Kong Ltd. (China)	144,000	$157,918
Deutsche Telekom AG (Germany)	132,388	2,290,731
Nippon Telegraph & Telephone Corp. (Japan)	16,100	750,620
Orange SA (France)	107,618	1,696,040
Swisscom AG (Switzerland)	2,308	1,159,363
Telefonica SA (Spain)	138,895	1,140,867
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	747,200	218,803
Verizon Communications, Inc.	84,984	4,855,136

		12,269,478

Electric Utilities — 1.0%
American Electric Power Co., Inc.	43,668	3,843,221
Duke Energy Corp.	7,700	679,448
Edison International	6,600	444,906
Enel SpA (Italy)	462,749	3,231,706
Equatorial Energia SA (Brazil)	5,951	143,151
Eversource Energy(a)	9,600	727,296
Iberdrola SA (Spain)	104,575	1,042,216
Korea Electric Power Corp. (South Korea)*	2,753	60,897
NextEra Energy, Inc.(u)	30,088	6,163,828
Portland General Electric Co.	11,386	616,780
Power Grid Corp. of India Ltd. (India)	52,480	157,433
SSE PLC (United Kingdom)	29,425	419,137
Tenaga Nasional Bhd (Malaysia)	36,300	121,551
Xcel Energy, Inc.(a)	70,649	4,202,909

		21,854,479

Electrical Equipment — 0.5%
AMETEK, Inc.	7,466	678,211
Bharat Heavy Electricals Ltd. (India)	87,439	92,848
Eaton Corp. PLC	36,933	3,075,780
Generac Holdings, Inc.*	6,402	444,363
Legrand SA (France)	16,418	1,200,871
Mabuchi Motor Co. Ltd. (Japan)	14,700	503,989
Nidec Corp. (Japan)	8,000	1,098,054
Schneider Electric SE (France)	40,018	3,630,276
WEG SA (Brazil)	83,475	468,901

		11,193,293

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	6,000	34,082
Amphenol Corp. (Class A Stock)	9,995	958,920
Arrow Electronics, Inc.*	15,384	1,096,418
BOE Technology Group Co. Ltd. (China) (Class A Stock)	220,088	110,104
Corning, Inc.	28,309	940,708
Delta Electronics, Inc. (Taiwan)	148,000	752,393
Hitachi Ltd. (Japan)	7,700	282,651
Hon Hai Precision Industry Co. Ltd. (Taiwan)	28,000	69,851
Keyence Corp. (Japan)	3,200	1,973,232
Keysight Technologies, Inc.*	10,939	982,432

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Largan Precision Co. Ltd. (Taiwan)	5,000	$622,486
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	33,900	122,342
nLight, Inc.*	10,830	207,936
Samsung SDI Co. Ltd. (South Korea)	1,029	210,482
Sunny Optical Technology Group Co. Ltd. (China)	14,900	154,375
Zebra Technologies Corp. (Class A Stock)*	5,906	1,237,248

		9,755,660

Energy Equipment & Services — 0.0%
China Oilfield Services Ltd. (China) (Class H Stock)	88,000	87,276
Core Laboratories NV(a)	5,561	290,729
Patterson-UTI Energy, Inc.	32,678	376,124

		754,129

Entertainment — 0.5%
CD Projekt SA (Poland)	1,938	112,090
Cinemark Holdings, Inc.(a)	14,721	531,428
NCSoft Corp. (South Korea)	452	186,845
NetEase, Inc. (China), ADR	849	217,149
Netflix, Inc.*	14,972	5,499,515
Nintendo Co. Ltd. (Japan)	2,400	882,456
Spotify Technology SA*	8,035	1,174,878
Take-Two Interactive Software, Inc.*	14,849	1,685,807

		10,290,168

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Homes 4 Rent (Class A Stock)	47,273	1,149,207
Americold Realty Trust	8,172	264,936
AvalonBay Communities, Inc.	2,454	498,604
Boston Properties, Inc.	1,219	157,251
Brandywine Realty Trust	30,866	442,001
Brixmor Property Group, Inc.(a)	82,272	1,471,023
CoreSite Realty Corp.	3,892	448,242
Cousins Properties, Inc.	23,890	864,101
CubeSmart	14,440	482,874
Dexus (Australia)	46,029	420,036
Digital Realty Trust, Inc.(a)	11,759	1,385,093
Douglas Emmett, Inc.	30,049	1,197,152
EastGroup Properties, Inc.	10,242	1,187,867
Empire State Realty Trust, Inc. (Class A Stock)	14,731	218,166
Equinix, Inc.	5,233	2,638,949
Equity LifeStyle Properties, Inc.	14,102	1,711,137
Equity Residential	27,910	2,118,927
Essex Property Trust, Inc.	6,518	1,902,800
Federal Realty Investment Trust	10,061	1,295,454
Goodman Group (Australia)	42,521	449,019
Growthpoint Properties Ltd. (South Africa)	61,430	105,982
HCP, Inc.	68,800	2,200,224
Healthcare Trust of America, Inc. (Class A Stock)	26,349	722,753

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	10,436	$431,007
Host Hotels & Resorts, Inc.	61,828	1,126,506
Hudson Pacific Properties, Inc.	21,359	710,614
Invitation Homes, Inc.	42,317	1,131,133
Iron Mountain, Inc.	13,800	431,940
JBG SMITH Properties	29,539	1,162,064
Kimco Realty Corp.(a)	43,200	798,336
Liberty Property Trust	27,898	1,396,016
MGM Growth Properties LLC (Class A Stock)	19,814	607,299
Mid-America Apartment Communities, Inc.	28,529	3,359,575
National Retail Properties, Inc.	39,011	2,067,973
Outfront Media, Inc.	49,375	1,273,381
Prologis, Inc.	97,696	7,825,450
Public Storage	16,887	4,021,977
Rayonier, Inc.	24,666	747,380
Realty Income Corp.	6,096	420,441
Rexford Industrial Realty, Inc.	23,459	947,040
RLJ Lodging Trust	20,659	366,491
SL Green Realty Corp.	4,251	341,653
Terreno Realty Corp.	22,736	1,114,973
Unibail-Rodamco-Westfield (France)	1,435	215,100
Ventas, Inc.(a)	28,138	1,923,232
VEREIT, Inc.	92,341	831,992
VICI Properties, Inc.(a)	61,177	1,348,341
Weingarten Realty Investors	35,319	968,447
Weyerhaeuser Co.	15,600	410,904
WP Carey, Inc.	22,909	1,859,753

		61,170,816

Food & Staples Retailing — 0.3%
Atacadao SA (Brazil)	12,661	72,604
BGF retail Co. Ltd. (South Korea)	509	93,016
Bid Corp. Ltd. (South Africa)	8,212	178,704
BIM Birlesik Magazalar A/S (Turkey)	2,475	34,033
BJ’s Wholesale Club Holdings, Inc.*	15,050	397,320
Cencosud SA (Chile)	23,953	47,013
Clicks Group Ltd. (South Africa)	8,280	120,855
Dino Polska SA (Poland), 144A*	3,810	133,686
Koninklijke Ahold Delhaize NV (Netherlands)	30,226	679,390
Kroger Co. (The)	14,700	319,137
Performance Food Group Co.*	21,924	877,618
Pick’n Pay Stores Ltd. (South Africa)	16,119	78,901
President Chain Store Corp. (Taiwan)	83,000	803,340
Raia Drogasil SA (Brazil)	25,780	514,868
Seven & i Holdings Co. Ltd. (Japan)	18,300	619,783
Shoprite Holdings Ltd. (South Africa)	33,974	380,448
SPAR Group Ltd. (The) (South Africa)	7,688	102,024
Walgreens Boots Alliance, Inc.	17,600	962,192

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Wal-Mart de Mexico SAB de CV (Mexico)	262,385	$716,189
X5 Retail Group NV (Russia), GDR	3,497	120,191

		7,251,312

Food Products — 0.6%
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	17,388	266,472
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	11,500	55,927
Nestle SA (Switzerland)	107,529	11,130,403
Post Holdings, Inc.*	9,600	998,112
Tiger Brands Ltd. (South Africa)	12,839	203,715
Uni-President Enterprises Corp. (Taiwan)	52,000	138,457

		12,793,086

Gas Utilities — 0.0%
ENN Energy Holdings Ltd. (China)	13,600	132,289
Tokyo Gas Co. Ltd. (Japan)	6,900	162,579

		294,868

Health Care Equipment & Supplies — 0.6%
Alcon, Inc. (Switzerland)*	16,207	1,003,533
Boston Scientific Corp.*	71,704	3,081,838
DexCom, Inc.*	6,638	994,638
GN Store Nord A/S (Denmark)	13,701	639,992
ICU Medical, Inc.*	2,140	539,088
Intuitive Surgical, Inc.*	6,189	3,246,440
Koninklijke Philips NV (Netherlands)	5,789	251,820
Medtronic PLC	8,700	847,293
Olympus Corp. (Japan)	11,700	130,297
Smith & Nephew PLC (United Kingdom)	53,945	1,168,212
West Pharmaceutical Services, Inc.	6,087	761,788

		12,664,939

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*(a)	18,091	632,280
AmerisourceBergen Corp.	7,700	656,502
Anthem, Inc.	3,937	1,111,061
Cigna Corp.(u)	27,421	4,320,178
Encompass Health Corp.	9,405	595,901
Fresenius Medical Care AG & Co. KGaA (Germany)	9,401	739,350
HCA Healthcare, Inc.	3,700	500,129
HealthEquity, Inc.*	4,347	284,294
Humana, Inc.	5,213	1,383,009
IHH Healthcare Bhd (Malaysia)	50,100	70,285
Jointown Pharmaceutical Group Co. Ltd. (China) (Class A Stock)	34,200	61,510
Molina Healthcare, Inc.*	4,172	597,180
Premier, Inc. (Class A Stock)*	9,763	381,831
Sinopharm Group Co. Ltd. (China) (Class H Stock)	39,200	138,223
UnitedHealth Group, Inc.(u)	22,984	5,608,326

		17,080,059

COMMON STOCKS (continued)	Shares	Value
Health Care Technology — 0.1%
Medidata Solutions, Inc.*	4,324	$391,365
Teladoc Health, Inc.*(a)	19,941	1,324,282
Veeva Systems, Inc. (Class A Stock)*	6,866	1,113,047

		2,828,694

Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	25,034	1,074,825
Brinker International, Inc.(a)	13,000	511,550
Caesars Entertainment Corp.*	4,466	52,788
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	4,797	62,624
Evolution Gaming Group AB (Sweden), 144A	18,592	368,385
Hilton Worldwide Holdings, Inc.(u)	29,263	2,860,166
InterContinental Hotels Group PLC (United Kingdom)	13,508	888,564
Minor International PCL (Thailand), NVDR	94,600	126,453
Monarch Casino & Resort, Inc.*	3,492	149,248
Norwegian Cruise Line Holdings Ltd.*(u)	12,941	694,026
OPAP SA (Greece)	4,044	45,263
Royal Caribbean Cruises Ltd.	15,683	1,900,936
Sands China Ltd. (Macau)	321,200	1,537,121
Sodexo SA (France)	3,179	371,451
Whitbread PLC (United Kingdom)	3,204	188,339
Yum China Holdings, Inc. (China)	17,721	818,710

		11,650,449

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	44,499	323,570
D.R. Horton, Inc.	2,400	103,512
Haier Electronics Group Co. Ltd. (Hong Kong)	22,000	61,120
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	20,600	81,369
Lennar Corp. (Class A Stock)	20,156	976,760
Midea Group Co. Ltd. (China) (Class A Stock)	83,600	631,518
Panasonic Corp. (Japan)	43,700	364,800
Sony Corp. (Japan)	29,600	1,550,046
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	32,500	87,856
Taylor Wimpey PLC (United Kingdom)	151,602	303,956
Whirlpool Corp.(u)	9,356	1,331,920

		5,816,427

Household Products — 0.1%
Clorox Co. (The)(a)	2,300	352,153
Energizer Holdings, Inc.(a)	17,950	693,588
Hindustan Unilever Ltd. (India)	8,179	211,932
Procter & Gamble Co. (The)	14,742	1,616,460
Unilever Indonesia Tbk PT (Indonesia)	107,000	340,981

		3,215,114

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers — 0.0%
CGN Power Co. Ltd. (China) (Class H Stock), 144A	351,000	$96,600
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	159,000	102,094
Electric Power Development Co. Ltd. (Japan)	5,300	120,579
NTPC Ltd. (India)	66,315	135,883
Vistra Energy Corp.	1,851	41,907

		497,063

Industrial Conglomerates — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	70,127	68,761
Bidvest Group Ltd. (The) (South Africa)	34,492	463,721
Carlisle Cos., Inc.	4,500	631,845
CK Hutchison Holdings Ltd. (Hong Kong)	41,500	408,590
Fosun International Ltd. (China)	42,000	55,875
Honeywell International, Inc.	8,800	1,536,392
Jardine Matheson Holdings Ltd. (Hong Kong)	15,200	955,448
KOC Holding A/S (Turkey)	70,486	212,965
Siemens AG (Germany)	1,920	228,490
SK Holdings Co. Ltd. (South Korea)	602	120,984

		4,683,071

Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	646,000	6,985,200
Alleghany Corp.*	773	526,498
Allianz SE (Germany)	19,465	4,694,512
American International Group, Inc.	28,200	1,502,496
Arthur J Gallagher & Co.	13,319	1,166,611
ASR Nederland NV (Netherlands)	21,433	871,768
Assicurazioni Generali SpA (Italy)	19,740	371,558
Aviva PLC (United Kingdom)	247,606	1,310,546
AXA SA (France)	52,824	1,387,265
China Life Insurance Co. Ltd. (Taiwan)	131,000	104,846
China Life Insurance Co. Ltd. (China) (Class H Stock)	102,000	250,865
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	47,800	187,087
Chubb Ltd.	6,642	978,300
Fairfax Financial Holdings Ltd. (Canada), (OOTC)	100	48,972
Fairfax Financial Holdings Ltd. (Canada), (XTSE)	1,178	578,192
Fubon Financial Holding Co. Ltd. (Taiwan)	115,000	169,845
Hannover Rueck SE (Germany)	5,034	814,363
Hartford Financial Services Group, Inc. (The)	17,500	975,100
HDFC Life Insurance Co. Ltd. (India), 144A	82,111	552,673
Kinsale Capital Group, Inc.	5,592	511,556
Legal & General Group PLC (United Kingdom)	325,780	1,116,205

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Loews Corp.	44,000	$2,405,480
Marsh & McLennan Cos., Inc.	10,400	1,037,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	4,419	1,109,394
NN Group NV (Netherlands)	18,063	726,840
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	136,000	146,721
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	374,000	4,496,511
Poste Italiane SpA (Italy), 144A	54,022	568,758
Progressive Corp. (The)	18,104	1,447,053
Prudential PLC (United Kingdom)	118,423	2,584,095
RLI Corp.(a)	6,563	562,515
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	542	125,880
Sanlam Ltd. (South Africa)	100,110	555,899
Swiss Re AG (Switzerland)	6,159	625,706
T&D Holdings, Inc. (Japan)	41,500	451,489
Tokio Marine Holdings, Inc. (Japan)	13,000	652,170
Travelers Cos., Inc. (The)	11,200	1,674,624
Willis Towers Watson PLC(u)	6,664	1,276,423
Zurich Insurance Group AG (Switzerland)	6,383	2,218,666

		47,770,082

Interactive Media & Services — 1.1%
Alphabet, Inc. (Class A Stock)*(u)	6,725	7,281,830
Alphabet, Inc. (Class C Stock)*	5,560	6,009,860
Baidu, Inc. (China), ADR*	6,577	771,877
Facebook, Inc. (Class A Stock)*	17,203	3,320,179
NAVER Corp. (South Korea)	6,584	651,434
Tencent Holdings Ltd. (China)	149,900	6,770,071

		24,805,251

Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*	33,503	5,677,084
Amazon.com, Inc.*(u)	8,837	16,734,008
Ctrip.com International Ltd. (China), ADR*	4,432	163,585
Expedia Group, Inc.	9,700	1,290,391
GrubHub, Inc.*(a)	4,020	313,520
JD.com, Inc. (China), ADR*	25,338	767,488
MercadoLibre, Inc. (Argentina)*	2,274	1,391,165
Naspers Ltd. (South Africa) (Class N Stock)	5,157	1,253,940
Wayfair, Inc. (Class A Stock)*	4,629	675,834

		28,267,015

IT Services — 1.8%
Adyen NV (Netherlands), 144A*	1,168	902,300
Booz Allen Hamilton Holding Corp.	7,678	508,360
Capgemini SE (France)	20,540	2,552,407
Cielo SA (Brazil)	26,900	47,146
CoreLogic, Inc.*	9,133	382,033
Fidelity National Information Services, Inc.(u)	7,086	869,311

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
First Data Corp. (Class A Stock)*(u)	154,015	$4,169,186
Fiserv, Inc.*(u)	19,184	1,748,813
Global Payments, Inc.	13,383	2,143,020
GoDaddy, Inc. (Class A Stock)*	12,519	878,208
HCL Technologies Ltd. (India)	6,958	107,324
Infosys Ltd. (India), ADR(a)	139,989	1,497,882
InterXion Holding NV (Netherlands)*(a)	8,036	611,459
Leidos Holdings, Inc.	15,622	1,247,417
Mastercard, Inc. (Class A Stock)(u)	30,730	8,129,007
Nomura Research Institute Ltd. (Japan)	17,100	274,999
Otsuka Corp. (Japan)	11,200	450,868
PayPal Holdings, Inc.*(u)	31,316	3,584,429
Tata Consultancy Services Ltd. (India)	73,201	2,364,652
Visa, Inc. (Class A Stock)(a)(u)	48,279	8,378,820
Worldpay, Inc. (Class A Stock)*(u)	7,082	867,899

		41,715,540

Leisure Products — 0.0%
Acushnet Holdings Corp.	11,678	306,664
Brunswick Corp.	11,049	507,039
Malibu Boats, Inc. (Class A Stock)*	1,921	74,631

		888,334

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	3,832	1,410,751
Syneos Health, Inc.*	6,630	338,727
Thermo Fisher Scientific, Inc.(u)	13,127	3,855,137
Wuxi Biologics Cayman, Inc. (China), 144A*	15,000	135,241

		5,739,856

Machinery — 0.9%
Alstom SA (France)	11,917	552,875
Altra Industrial Motion Corp.	10,238	367,339
Atlas Copco AB (Sweden) (Class A Stock)	34,232	1,093,834
Cargotec OYJ (Finland) (Class B Stock)	6,491	246,684
China Conch Venture Holdings Ltd. (China)	23,500	83,244
DMG Mori Co. Ltd. (Japan)	32,000	515,667
Douglas Dynamics, Inc.	5,700	226,803
Dover Corp.	9,700	971,940
Epiroc AB (Sweden) (Class A Stock)	41,286	429,583
FANUC Corp. (Japan)	5,100	946,177
Gates Industrial Corp. PLC*	23,972	273,520
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	7,300	36,518
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	233	65,300
Illinois Tool Works, Inc.	7,300	1,100,913
Komatsu Ltd. (Japan)	56,400	1,364,032

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Kubota Corp. (Japan)	80,000	$1,335,742
Lincoln Electric Holdings, Inc.	6,494	534,586
Makita Corp. (Japan)	27,900	951,523
Middleby Corp. (The)*(a)	3,000	407,100
Nordson Corp.	4,760	672,636
Oshkosh Corp.	7,298	609,310
Parker-Hannifin Corp.	5,613	954,266
RBC Bearings, Inc.*	4,166	694,930
SMC Corp. (Japan)	2,674	1,002,067
Stanley Black & Decker, Inc.	18,270	2,642,025
Techtronic Industries Co. Ltd. (Hong Kong)	6,000	46,057
Toro Co. (The)	16,044	1,073,344
Volvo AB (Sweden) (Class B Stock)	58,727	931,923
Wartsila OYJ Abp (Finland)	37,169	539,895
Weichai Power Co. Ltd. (China) (Class H Stock)	58,000	98,213
Welbilt, Inc.*	14,670	244,989
Woodward, Inc.	2,930	331,559

		21,344,594

Media — 0.8%
Altice USA, Inc. (Class A Stock)*(u)	102,529	2,496,581
CBS Corp. (Class B Stock)	13,672	682,233
Charter Communications, Inc. (Class A Stock)*(a)	14,512	5,734,852
Clear Channel Outdoor Holdings, Inc.*	24,779	116,957
Comcast Corp. (Class A Stock)(u)	89,816	3,797,420
Discovery, Inc. (Class A Stock)*(a)	4,535	139,224
Discovery, Inc. (Class C Stock)*	32,551	926,076
DISH Network Corp. (Class A Stock)*	25,700	987,137
Entercom Communications Corp. (Class A Stock)(a)	91,122	528,508
EW Scripps Co. (The) (Class A Stock)(a)	9,851	150,622
I-CABLE Communications Ltd. (Hong Kong)*	15,252	193
iHeartMedia, Inc. (Class A Stock)*	1,238	18,632
ITV PLC (United Kingdom)	247,371	339,188
New York Times Co. (The) (Class A Stock)	18,760	611,951
Nexstar Media Group, Inc. (Class A Stock)	8,258	834,058
WPP PLC (United Kingdom)	74,471	937,887

		18,301,519

Metals & Mining — 0.3%
Alrosa PJSC (Russia)	90,028	122,983
AngloGold Ashanti Ltd. (South Africa)	6,013	108,038
ArcelorMittal (Luxembourg)	18,361	329,537
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	76,400	72,370
BHP Group Ltd. (Australia)	127,820	3,695,143

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	64,015	$170,495
Hindalco Industries Ltd. (India)	25,310	75,879
Magnitogorsk Iron & Steel Works PJSC (Russia)	111,701	80,051
MMC Norilsk Nickel PJSC (Russia), ADR	4,994	112,465
Outokumpu OYJ (Finland)	80,955	276,544
POSCO (South Korea)	1,058	223,913
Rio Tinto Ltd. (Australia)	9,359	682,917
Rio Tinto PLC (Australia)	2,978	184,497
Severstal PJSC (Russia), GDR	7,399	125,031
Vale SA (Brazil), ADR	29,163	391,951

		6,651,814

Multiline Retail — 0.2%
Claire’s Private Placement^*	430	279,500
Kohl’s Corp.(a)	17,200	817,860
Lojas Renner SA (Brazil)	79,378	971,567
Marui Group Co. Ltd. (Japan)	21,600	440,483
Nordstrom, Inc.(a)	27,500	876,150
Ryohin Keikaku Co. Ltd. (Japan)	1,400	252,827

		3,638,387

Multi-Utilities — 0.1%
NiSource, Inc.	15,500	446,400
NorthWestern Corp.	8,700	627,705
RWE AG (Germany)	17,307	426,622

		1,500,727

Oil, Gas & Consumable Fuels — 1.8%
BP PLC (United Kingdom)	161,680	1,128,180
Chevron Corp.	38,719	4,818,192
China Petroleum & Chemical Corp. (China) (Class H Stock)	354,000	240,666
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	72,000	150,235
CNOOC Ltd. (China)	53,000	90,287
Concho Resources, Inc.	17,093	1,763,656
ConocoPhillips	25,600	1,561,600
Diamondback Energy, Inc.	26,864	2,927,370
Ecopetrol SA (Colombia), ADR	2,577	47,133
Eni SpA (Italy)	89,353	1,487,444
EOG Resources, Inc.	21,722	2,023,622
EQT Corp.	21,200	335,172
Equitrans Midstream Corp.	19,260	379,615
Exxon Mobil Corp.	13,200	1,011,516
Gazprom PJSC (Russia), ADR	19,617	143,596
Kinder Morgan, Inc.	65,700	1,371,816
LUKOIL PJSC (Russia), ADR	5,305	448,346
Lundin Petroleum AB (Sweden)	34,419	1,070,108
Marathon Petroleum Corp.	18,800	1,050,544
Neste OYJ (Finland)	22,167	754,295
Novatek PJSC (Russia), GDR	210	44,549
Occidental Petroleum Corp.	8,600	432,408
Oil & Natural Gas Corp. Ltd. (India)	61,396	149,179
Oil Search Ltd. (Australia)	46,206	230,084
Parsley Energy, Inc. (Class A Stock)*	44,060	837,581

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc. (Class A Stock)	14,900	$466,370
Penn Virginia Corp.*	81	2,485
Penn Virginia Corp., NPV*	529	16,230
PetroChina Co. Ltd. (China) (Class H Stock)	182,000	100,311
Petronet LNG Ltd. (India)	32,189	114,326
Phillips 66	9,000	841,860
Pioneer Natural Resources Co.	5,874	903,774
Polski Koncern Naftowy ORLEN SA (Poland)	4,502	108,576
PTT Exploration & Production PCL (Thailand)	38,300	169,170
PTT PCL (Thailand), NVDR	160,000	254,379
Reliance Industries Ltd. (India), 144A, GDR	7,200	260,501
Repsol SA (Spain)	105,394	1,654,428
Rosneft Oil Co. PJSC (Russia), GDR	8,560	56,178
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	120,389	3,933,814
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	29,844	977,875
SK Innovation Co. Ltd. (South Korea)	478	65,867
S-Oil Corp. (South Korea)	1,703	123,793
Tatneft PJSC (Russia), ADR	1,443	105,844
Thai Oil PCL (Thailand)	54,500	118,215
TOTAL SA (France)	97,077	5,438,526
Ultra Petroleum Corp.*	2,287	412
Ultrapar Participacoes SA (Brazil)	63,360	333,304
United Tractors Tbk PT (Indonesia)	18,600	37,135
Williams Cos., Inc. (The)	41,600	1,166,464

		41,747,031

Paper & Forest Products — 0.0%
Mondi Ltd. (United Kingdom)	1,750	39,391
Sappi Ltd. (South Africa)	12,791	49,921
UPM-Kymmene OYJ (Finland)	15,783	419,841

		509,153

Personal Products — 0.4%
Coty, Inc. (Class A Stock)	32,705	438,247
Kao Corp. (Japan)	25,300	1,933,467
L’Oreal SA (France)	4,551	1,295,905
Shiseido Co. Ltd. (Japan)	15,300	1,157,483
Unilever NV (United Kingdom), CVA	16,433	1,000,466
Unilever PLC (United Kingdom)	44,862	2,787,678

		8,613,246

Pharmaceuticals — 2.1%
Advanz Pharma Corp. (Canada)*	788	12,908
Allergan PLC	6,900	1,155,267
AstraZeneca PLC (United Kingdom)	23,345	1,907,478
Bayer AG (Germany)	5,848	404,412
Bristol-Myers Squibb Co.	27,537	1,248,803
Catalent, Inc.*	33,692	1,826,443

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
CSPC Pharmaceutical Group Ltd. (China)	58,000	$93,575
GlaxoSmithKline PLC (United Kingdom)	155,693	3,117,002
Jazz Pharmaceuticals PLC*	6,809	970,691
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	11,040	106,113
Johnson & Johnson	20,005	2,786,296
Merck & Co., Inc.	49,673	4,165,081
Nektar Therapeutics*(a)	9,594	341,355
Novartis AG (Switzerland)	87,093	7,949,221
Novo Nordisk A/S (Denmark) (Class B Stock)	60,044	3,063,287
Otsuka Holdings Co. Ltd. (Japan)	16,100	525,961
Pfizer, Inc.	196,075	8,493,969
Prestige Consumer Healthcare, Inc.*(a)	7,906	250,462
Richter Gedeon Nyrt (Hungary)	4,879	89,940
Roche Holding AG (Switzerland)	27,529	7,751,222
Sanofi (France)	12,274	1,060,766
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	11,980	110,575
TherapeuticsMD, Inc.*(a)	75,902	197,345

		47,628,172

Professional Services — 0.2%
51job, Inc. (China), ADR*	1,222	92,261
IHS Markit Ltd.*	15,732	1,002,443
Persol Holdings Co. Ltd. (Japan)	13,700	323,035
Recruit Holdings Co. Ltd. (Japan)	29,800	997,969
RELX PLC (United Kingdom)	56,882	1,376,141

		3,791,849

Real Estate Management & Development — 0.3%
Ayala Land, Inc. (Philippines)	96,800	95,878
CBRE Group, Inc. (Class A Stock)*	48,292	2,477,380
China Overseas Land & Investment Ltd. (China)	62,000	228,663
China Resources Land Ltd. (China)	16,000	70,475
China Vanke Co. Ltd. (China) (Class H Stock)	45,800	171,773
CK Asset Holdings Ltd. (Hong Kong)	206,000	1,610,161
Country Garden Holdings Co. Ltd. (China)	141,000	214,791
Cushman & Wakefield PLC*	21,390	382,453
KWG Group Holdings Ltd. (China)*	70,000	71,171
Longfor Group Holdings Ltd. (China)	25,000	94,616
Mitsui Fudosan Co. Ltd. (Japan)	61,100	1,485,279

		6,902,640

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)(u)	3,171	745,946
Central Japan Railway Co. (Japan)	2,400	481,098
CJ Logistics Corp. (South Korea)*	567	66,208

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Container Corp. of India Ltd. (India)	8,875	$73,355
Knight-Swift Transportation Holdings, Inc.(a)	14,286	469,152
Landstar System, Inc.(a)	3,827	413,278
Lyft, Inc. (Class A Stock)*(a)	9,889	649,806
Norfolk Southern Corp.	19,966	3,979,823
Old Dominion Freight Line, Inc.	5,364	800,631
Tokyu Corp. (Japan)	35,700	634,153
Union Pacific Corp.(u)	7,632	1,290,648
West Japan Railway Co. (Japan)	3,800	307,678

		9,911,776

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*(a)	76,304	2,317,353
Analog Devices, Inc.	23,664	2,670,956
Applied Materials, Inc.	20,732	931,074
ASML Holding NV (Netherlands)	17,391	3,628,214
Cabot Microelectronics Corp.	3,676	404,654
Globalwafers Co. Ltd. (Taiwan)	6,000	60,968
Infineon Technologies AG (Germany)	22,558	398,101
MediaTek, Inc. (Taiwan)	9,000	91,307
Microchip Technology, Inc.(a)	5,772	500,432
NVIDIA Corp.	15,677	2,574,634
Power Integrations, Inc.	3,070	246,153
QUALCOMM, Inc.	20,421	1,553,425
Renesas Electronics Corp. (Japan)*	46,800	233,626
SK Hynix, Inc. (South Korea)	3,458	208,163
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	230,550	9,030,644
Texas Instruments, Inc.	38,987	4,474,148
Vanguard International Semiconductor Corp. (Taiwan)	52,000	109,243
Xilinx, Inc.(a)	9,558	1,127,079

		30,560,174

Software — 2.0%
Aspen Technology, Inc.*	3,768	468,287
Autodesk, Inc.*	3,907	636,450
Avaya Holdings Corp.*	10,711	127,568
Blackbaud, Inc.	4,483	374,331
Cision Ltd.*	31,361	367,865
Cornerstone OnDemand, Inc.*	6,020	348,739
Coupa Software, Inc.*	2,578	326,401
DocuSign, Inc.*(a)	10,477	520,812
Fair Isaac Corp.*	2,770	869,835
Guidewire Software, Inc.*	3,727	377,843
Instructure, Inc.*	1,335	56,738
Intuit, Inc.	7,037	1,838,979
Kingdee International Software Group Co. Ltd. (China)	107,000	116,003
Microsoft Corp.(u)	168,942	22,631,470
Palo Alto Networks, Inc.*	4,945	1,007,593
Q2 Holdings, Inc.*(a)	6,616	505,198
SailPoint Technologies Holding, Inc.*	9,001	180,380
salesforce.com, Inc.*	37,405	5,675,461

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
SAP SE (Germany)	29,265	$4,020,613
ServiceNow, Inc.*	5,929	1,627,926
Slack Technologies, Inc. (Class A Stock)*	10,983	411,862
Splunk, Inc.*	8,088	1,017,066
Synopsys, Inc.*	7,692	989,883
Tableau Software, Inc. (Class A Stock)*	1,639	272,107
Tata Elxsi Ltd. (India)	5,165	66,277
Tyler Technologies, Inc.*	1,905	411,518
Workday, Inc. (Class A Stock)*	3,800	781,204

		46,028,409

Specialty Retail — 0.9%
Advance Auto Parts, Inc.	10,520	1,621,553
AutoZone, Inc.*	1,640	1,803,131
Best Buy Co., Inc.	9,200	641,516
Dixons Carphone PLC (United Kingdom)	134,571	186,986
Home Depot, Inc. (The)	14,177	2,948,391
Industria de Diseno Textil SA (Spain)	68,237	2,052,476
Lowe’s Cos., Inc.(u)	14,408	1,453,911
Mr. Price Group Ltd. (South Africa)	22,387	315,952
Murphy USA, Inc.*	6,200	520,986
O’Reilly Automotive, Inc.*	11,450	4,228,714
Ross Stores, Inc.	33,060	3,276,907
Tiffany & Co.(a)	8,100	758,484
Tractor Supply Co.	13,176	1,433,549

		21,242,556

Technology Hardware, Storage & Peripherals — 0.7%
Advantech Co. Ltd. (Taiwan)	11,000	93,641
Apple, Inc.	41,810	8,275,035
Asustek Computer, Inc. (Taiwan)	13,000	93,411
Catcher Technology Co. Ltd. (Taiwan)	20,000	143,581
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	37,400	28,745
Hewlett Packard Enterprise Co.	18,100	270,595
Inventec Corp. (Taiwan)	137,000	109,079
Logitech International SA (Switzerland)	18,175	725,866
Quanta Computer, Inc. (Taiwan)	68,000	132,316
Samsung Electronics Co. Ltd. (South Korea)	87,845	3,574,809
Samsung Electronics Co. Ltd. (South Korea), GDR	1,912	1,944,225

		15,391,303

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	9,183	2,837,348
ANTA Sports Products Ltd. (China)	20,000	137,646
Burberry Group PLC (United Kingdom)	75,015	1,776,146
Carter’s, Inc.	3,461	337,586
CCC SA (Poland)	1,490	67,351

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Cie Financiere Richemont SA (Switzerland)	24,824	$2,104,593
Columbia Sportswear Co.	5,500	550,880
EssilorLuxottica SA (France)	8,582	1,119,230
Kering SA (France)	3,370	1,988,799
Lululemon Athletica, Inc.*	6,932	1,249,216
LVMH Moet Hennessy Louis Vuitton SE (France)	8,820	3,755,408
PVH Corp.	14,974	1,417,140
Shenzhou International Group Holdings Ltd. (China)	13,000	179,011

		17,520,354

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	101,482	3,224,599

Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	26,332	920,646
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	362,800	80,731
ITC Ltd. (India)	282,636	1,121,892
Japan Tobacco, Inc. (Japan)	18,600	410,484
KT&G Corp. (South Korea)	2,040	173,560

		2,707,313

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	6,854	421,727
Brenntag AG (Germany)	9,978	492,028
Ferguson PLC	26,887	1,914,025
Mitsubishi Corp. (Japan)	19,600	517,512
W.W. Grainger, Inc.	614	164,693

		3,509,985

Transportation Infrastructure — 0.0%
DP World PLC (United Arab Emirates)	3,453	54,757
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	11,158	116,197
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	7,041	114,263
International Container Terminal Services, Inc. (Philippines)	24,580	70,072

		355,289

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) (Class L Stock)	361,109	263,206
China Mobile Ltd. (China)	36,500	331,830
Far EasTone Telecommunications Co. Ltd. (Taiwan)	31,000	78,153
Goodman Networks, Inc.^*	3,993	—
Mobile TeleSystems PJSC (Russia), ADR	9,705	90,354
MTN Group Ltd. (South Africa)	6,791	51,542
NII Holdings, Inc.*	5,584	9,437
Taiwan Mobile Co. Ltd. (Taiwan)	36,000	141,896
TIM Participacoes SA (Brazil), ADR	7,726	115,658

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc.*	10,247	$759,713
Turkcell Iletisim Hizmetleri A/S (Turkey)	25,508	56,385
Vodacom Group Ltd. (South Africa)	17,583	149,601
Vodafone Group PLC (United Kingdom)	407,834	668,879

		2,716,654

TOTAL COMMON STOCKS (cost $807,070,165)		886,593,191

PREFERRED STOCKS — 1.1%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	5,673	956,261

Banks — 0.4%
Banco Bradesco SA (Brazil) (PRFC)	30,882	304,240
Bank of America Corp., Series L, CVT, 7.250%(a)	2,737	3,755,164
Itau Unibanco Holding SA (Brazil) (PRFC)	114,379	1,078,572
Wells Fargo & Co., Series L, CVT, 7.500%	3,338	4,553,700

		9,691,676

Chemicals — 0.1%
International Flavors & Fragrances, Inc., CVT, (PRFC), 6.000%	26,103	1,404,863

Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 8.303	3,000	78,390

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	14,526	189,484

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	29,436	1,911,279

Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp., Series A, CVT, 6.875%	455	546,842

Food Products — 0.1%
Bunge Ltd., CVT, 4.875%	16,411	1,644,008

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	38,374	2,375,734

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	5,002	488,784

Interactive Media & Services — 0.0%
MYT Holding Co., 144A*	194,117	194,117

Machinery — 0.1%
Stanley Black & Decker, Inc., CVT, 5.375%(a)	11,393	1,152,174

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	36,621	144,483

COMMON STOCKS (continued)	Shares	Value
Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT^*	260	$416,000

Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 6.750%	26,969	1,356,271
DTE Energy Co., CVT, 6.500%	10,622	596,956
Sempra Energy, Series B, CVT, 6.750%	9,976	1,107,536

		3,060,763

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	61,040	433,803

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.^*	4,751	48

TOTAL PREFERRED STOCKS (cost $23,372,047)		24,688,709

	Units

RIGHTS* — 0.0%
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	9,482

Media — 0.0%
Media General, Inc., CVR^	42,900	4

TOTAL RIGHTS (cost $—)		9,486

WARRANTS* — 0.0%
Media — 0.0%
iHeartMedia, Inc., expiring 05/01/39	9,300	139,956

Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources, Inc., expiring 07/14/25	7,742	271

Transportation — 0.0%
Jack Cooper, expiring 10/27/29^	117	—

TOTAL WARRANTS (cost $173,261)		140,227

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 6.2%
Automobiles — 3.0%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	1,163	1,174,689
Series 2019-01, Class B, 144A
4.470%	10/20/22	1,115	1,143,190
Series 2019-01, Class C, 144A
6.410%	02/20/24	520	535,890
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	280	287,007
Series 2018-01, Class D, 144A
3.930%	04/10/24	1,795	1,827,235

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2018-04, Class C, 144A
3.970%	01/13/25	1,910	$1,948,484
Series 2019-01, Class C, 144A
3.500%	04/14/25	2,424	2,466,243
Series 2019-01, Class D, 144A
3.810%	04/14/25	2,120	2,167,856
Series 2019-01, Class E, 144A
4.840%	04/14/25	995	1,026,102
Series 2019-01, Class F, 144A
6.060%	12/12/25	645	659,736
Series 2019-02, Class B, 144A
3.050%	05/12/23	340	342,165
Series 2019-02, Class C, 144A
3.170%	06/12/25	170	171,412
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C
3.360%	02/18/25	365	373,939
Series 2019-01, Class D
3.620%	03/18/25	470	482,800
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,090	2,127,734
Series 2019-01A, Class C, 144A
3.820%	08/15/24	505	515,217
Series 2019-01A, Class D, 144A
4.850%	05/15/26	490	499,711
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	170	177,233
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	1,200	1,206,078
Series 2019-01A, Class B, 144A
3.750%	04/17/28	1,925	1,979,220
Drive Auto Receivables Trust,
Series 2019-02, Class C
3.420%	06/16/25	2,185	2,226,076
Series 2019-02, Class D
3.690%	08/17/26	2,465	2,520,127
DT Auto Owner Trust,
Series 2016-04A, Class C, 144A
2.740%	10/17/22	37	36,372
Series 2016-04A, Class D, 144A
3.770%	10/17/22	3,300	3,320,154
Series 2017-01A, Class D, 144A
3.550%	11/15/22	175	176,053
Series 2017-02A, Class E, 144A
6.030%	01/15/24	370	386,541
Series 2017-04A, Class E, 144A
5.150%	11/15/24	1,255	1,302,302
Series 2018-03A, Class D, 144A
4.190%	07/15/24	405	417,400
Series 2019-01A, Class D, 144A
3.870%	11/15/24	2,520	2,577,850
Series 2019-01A, Class E, 144A
4.940%	02/17/26	1,205	1,239,265

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Exeter Automobile Receivables Trust,
Series 2016-02A, Class D, 144A
8.250%	04/17/23	815	$869,146
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,405	1,430,023
Series 2018-02A, Class D, 144A
4.040%	03/15/24	1,320	1,354,402
Series 2018-04A, Class D, 144A
4.350%	09/16/24	2,910	3,017,464
Series 2019-01A, Class E, 144A
5.200%	01/15/26	480	498,659
Ford Credit Auto Owner Trust,
Series 2015-B, Class B
2.040%	10/15/20	207	206,997
Series 2016-02, Class A, 144A
2.030%	12/15/27	303	302,117
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	1,285	1,316,015
Series 2019-01A, Class D, 144A
4.940%	12/15/25	460	474,067
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	785	793,972
Hertz Vehicle Financing LP,
Series 2018-01A, Class A, 144A
3.290%	02/25/24	3,850	3,917,032
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	3,080	3,108,349
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	510	518,020
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	837	852,277
Series 2019-01, Class D
3.650%	04/15/25	1,590	1,636,515
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	3,740	3,832,253
Series 2018-03A, Class F, 144A
6.020%	02/18/25	1,265	1,307,394
Series 2019-01A, Class C, 144A
3.450%	03/15/24	1,205	1,222,766
Series 2019-01A, Class D, 144A
3.670%	03/15/24	4,545	4,634,076
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,130	1,154,174
Series 2019-02A, Class C, 144A
2.840%	07/15/24	260	260,736

			68,020,535

Consumer Loans — 0.4%
CLUB Credit Trust,
Series 2017-P02, Class B, 144A
3.560%	01/15/24	535	537,718

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	1,133	$1,142,127
Series 2019-A, Class B, 144A
4.360%	10/16/23	160	160,938
Series 2019-A, Class C, 144A
5.290%	10/16/23	170	170,918
FREED ABS Trust,
Series 2018-01, Class B, 144A
4.560%	07/18/24	100	102,186
Series 2018-02, Class B, 144A
4.610%	10/20/25	685	704,726
Series 2019-01, Class B, 144A
3.870%	06/18/26	100	101,290
Mariner Finance Issuance Trust,
Series 2017-AA, Class A, 144A
3.620%	02/20/29	589	591,059
OneMain Financial Issuance Trust,
Series 2016-01A, Class B, 144A
4.570%	02/20/29	100	101,641
Series 2017-01A, Class C, 144A
3.350%	09/14/32	335	335,991
Series 2018-02A, Class A, 144A
3.570%	03/14/33	2,660	2,731,340
Series 2019-01A, Class B, 144A
3.790%	02/14/31	134	137,941
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	800	800,593
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
5.254%(c)	02/25/23	1,110	1,111,775
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	550	554,770
Regional Management Issuance Trust,
Series 2018-01, Class A, 144A
3.830%	07/15/27	114	114,757
Series 2018-02, Class A, 144A
4.560%	01/18/28	103	105,571
Springleaf Funding Trust,
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	115,523

			9,620,864

Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2017-08, Class A, 1 Month LIBOR + 0.120%
2.514%(c)	05/16/22	346	346,104
Capital One Multi-Asset Execution Trust,
Series 2014-A04, Class A4, 1 Month LIBOR + 0.360%
2.754%(c)	06/15/22	491	491,173
Series 2015-A03, Class A3, 1 Month LIBOR + 0.400%
2.794%(c)	03/15/23	184	184,449
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490%
2.909%(c)	12/07/23	133	133,891

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
Series 2017-A04, Class A4, 1 Month LIBOR + 0.220%
2.639%(c)	04/07/22	450	$450,347
Series 2017-A07, Class A7, 1 Month LIBOR + 0.370%
2.782%(c)	08/08/24	517	518,188
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330%
2.713%(c)	01/20/25	166	165,883
Discover Card Execution Note Trust,
Series 2017-A01, Class A1, 1 Month LIBOR + 0.490%
2.884%(c)	07/15/24	200	201,327
Series 2017-A03, Class A3, 1 Month LIBOR + 0.230%
2.624%(c)	10/17/22	100	100,112
Series 2018-A03, Class A3, 1 Month LIBOR + 0.230%
2.624%(c)	12/15/23	311	311,280

			2,902,754

Home Equity Loans — 0.6%
Accredited Mortgage Loan Trust,
Series 2003-03, Class A1
5.210%	01/25/34	89	94,462
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM01, Class A2B, 1 Month LIBOR + 0.090%
2.494%(c)	07/25/36	332	118,263
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W01, Class M2, 1 Month LIBOR + 1.920%
4.324%(c)	03/25/34	1,776	1,763,189
Asset-Backed Funding Certificates Trust,
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140%
2.544%(c)	10/25/36	265	253,915
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975%
3.369%(c)	12/15/33	3,162	3,187,774
Series 2005-HE06, Class M3, 1 Month LIBOR + 0.795%
3.199%(c)	07/25/35	987	988,138
Countrywide Asset-Backed Certificates,
Series 2007-02, Class 2A3, 1 Month LIBOR + 0.140%
2.544%(c)	08/25/37	115	113,016
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.220%
2.624%(c)	01/25/36	75	38,169
Series 2007-05, Class 1AV1, 1 Month LIBOR + 0.100%
2.504%(c)	05/25/37	82	40,490
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.180%
2.584%(c)	07/25/37	43	41,190
Home Equity Asset Trust,
Series 2005-09, Class 2A4, 1 Month LIBOR + 0.340%
2.744%(c)	04/25/36	4	3,750
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M1, 1 Month LIBOR + 0.840%
3.244%(c)	03/25/35	1,130	1,132,032
Series 2005-B, Class M2, 1 Month LIBOR + 0.705%
3.109%(c)	08/25/35	4	3,861
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW02, Class AV4, 1 Month LIBOR + 0.150%
2.554%(c)	08/25/36	9	9,069
MASTR Asset-Backed Securities Trust,
Series 2006-HE04, Class A2, 1 Month LIBOR + 0.110%
2.514%(c)	11/25/36	85	40,041

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Series 2006-HE04, Class A3, 1 Month LIBOR + 0.150%
2.554%(c)	11/25/36	109	$51,611
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	06/25/36	589	591,489
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-SD03, Class M1, 144A, 1 Month LIBOR + 1.050%
3.454%(c)	06/25/34	10	9,871
Series 2005-HE03, Class M4, 1 Month LIBOR + 0.975%
3.379%(c)	07/25/35	44	43,741
Series 2007-HE07, Class A2B, 1 Month LIBOR + 1.000%
3.404%(c)	07/25/37	59	59,061
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%
2.584%(c)	06/25/37	47	46,606
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.410%
2.814%(c)	02/25/36	37	37,301
NovaStar Mortgage Funding Trust,
Series 2003-01, Class A2, 1 Month LIBOR + 0.780%
3.184%(c)	05/25/33	956	959,129
Series 2003-04, Class M1, 1 Month LIBOR + 1.065%
3.469%(c)	02/25/34	1,043	1,037,791
Series 2006-04, Class A2C, 1 Month LIBOR + 0.150%
2.554%(c)	09/25/36	171	92,973
Series 2006-04, Class A2D, 1 Month LIBOR + 0.250%
2.654%(c)	09/25/36	68	37,415
Series 2007-01, Class A1A, 1 Month LIBOR + 0.130%
2.534%(c)	03/25/37	275	207,304
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735%
3.139%(c)	08/25/35	45	44,685
RASC Trust,
Series 2004-KS05, Class AI5
4.788%(cc)	06/25/34	174	178,283
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.645%
3.049%(c)	03/25/35	26	26,086
Saxon Asset Securities Trust,
Series 2001-03, Class AV1, 1 Month LIBOR + 0.540%
2.944%(c)	09/25/31	41	41,205
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.300%
2.704%(c)	02/25/36	72	71,724
Series 2006-EQ01, Class A3, 1 Month LIBOR + 0.160%
2.564%(c)	10/25/36	117	116,499
Series 2006-OPT01, Class 1A1, 1 Month LIBOR + 0.180%
2.584%(c)	03/25/36	284	283,417
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180%
2.584%(c)	05/25/36	50	50,246
Series 2006-OPT03, Class 1A1, 1 Month LIBOR + 0.155%
2.559%(c)	06/25/36	406	405,010
Series 2006-OPT04, Class 1A1, 1 Month LIBOR + 0.150%
2.554%(c)	06/25/36	247	245,172
Series 2007-01, Class 2A3, 1 Month LIBOR + 0.170%
2.574%(c)	03/25/37	65	64,967
Series 2007-OPT03, Class 2A3, 1 Month LIBOR + 0.180%
2.584%(c)	08/25/37	64	62,691

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	51	$49,989
Terwin Mortgage Trust,
Series 2006-03, Class 2A2, 144A, 1 Month LIBOR + 0.210%
2.614%(c)	04/25/37	74	72,453

			12,714,078

Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-01, Class A, 144A
5.787%	10/15/40	496	546,840

Other — 0.5%
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	1,676	1,693,877
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	823	858,044
Golden Bear LLC,
Series 2016-01A, Class A, 144A
3.750%	09/20/47	1,739	1,794,856
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%
4.754%(c)	04/25/23	225	228,319
Progress Residential Trust,
Series 2015-SFR02, Class B, 144A
3.138%	06/12/32	900	898,979
Series 2017-SFR02, Class A, 144A
2.897%	12/17/34	4,900	4,931,814
Vantage Data Centers Issuer LLC,
Series 2018-01A, Class A2, 144A
4.072%	02/16/43	1,973	2,027,952

			12,433,841

Residential Mortgage-Backed Securities — 1.6%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD01, Class A, 1 Month LIBOR + 0.900%
3.304%(c)	12/25/33	107	105,921
Carrington Mortgage Loan Trust,
Series 2005-NC05, Class M1, 1 Month LIBOR + 0.480%
2.884%(c)	10/25/35	281	281,656
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.150%
2.554%(c)	06/25/36	369	364,822
Series 2007-FRE01, Class A2, 1 Month LIBOR + 0.200%
2.604%(c)	02/25/37	83	83,040
Series 2007-HE01, Class A2, 1 Month LIBOR + 0.150% (Cap 14.500%, Floor 0.150%)
2.554%(c)	06/25/37	48	47,768
Series 2007-RFC01, Class A2, 1 Month LIBOR + 0.100%
2.504%(c)	12/25/36	27	27,276
Countrywide Asset-Backed Certificates,
Series 2005-AB04, Class 2A1, 1 Month LIBOR + 0.270%
2.674%(c)	03/25/36	2,027	1,865,074
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160%
2.564%(c)	12/25/35	128	126,385

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2006-BC03, Class 2A3, 1 Month LIBOR + 0.240%
2.644%(c)	02/25/37	99	$99,187
Series 2007-08, Class 2A3, 1 Month LIBOR + 0.190%
2.594%(c)	11/25/37	250	248,271
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%
2.564%(c)	09/25/46	100	98,491
Series 2006-14, Class 2A2, 1 Month LIBOR + 0.150%
2.554%(c)	02/25/37	15	14,915
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160%
2.564%(c)	03/25/37	204	202,811
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB08, Class A1, 1 Month LIBOR + 0.140%
2.544%(c)	10/25/36	153	140,508
Ellington Loan Acquisition Trust,
Series 2007-02, Class A2E, 144A, 1 Month LIBOR + 1.100%
3.504%(c)	05/25/37	26	25,789
Equity One Mortgage Pass-Through Trust,
Series 2003-02, Class M1
5.050%(cc)	09/25/33	71	74,716
FBR Securitization Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/35	201	201,474
Series 2005-05, Class M1, 1 Month LIBOR + 0.690%
3.094%(c)	11/25/35	129	128,167
Fieldstone Mortgage Investment Trust,
Series 2006-02, Class 2A3, 1 Month LIBOR + 0.270%
2.674%(c)	07/25/36	56	31,693
First Franklin Mortgage Loan Trust,
Series 2003-FF04, Class M1, 1 Month LIBOR + 1.800%
4.240%(c)	10/25/33	2,027	2,043,032
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870%
3.274%(c)	10/25/34	890	891,639
Series 2006-FF08, Class IA1, 1 Month LIBOR + 0.140%
2.544%(c)	07/25/36	203	201,433
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140%
2.544%(c)	09/25/36	22	22,318
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160%
2.564%(c)	10/25/36	361	355,276
Fremont Home Loan Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 1.020%
3.424%(c)	06/25/35	60	59,806
Series 2005-A, Class M2, 1 Month LIBOR + 0.690%
3.094%(c)	01/25/35	154	154,453
Series 2006-01, Class 1A1, 1 Month LIBOR + 0.155%
2.559%(c)	04/25/36	155	154,258
GMAT Trust,
Series 2013-01A, Class A, 144A
6.967%	11/25/43	6	5,776
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735%
3.139%(c)	09/25/35	63	62,375
Series 2006-FM01, Class A1, 1 Month LIBOR + 0.160%
2.564%(c)	04/25/36	173	135,149
Series 2006-HE03, Class A2C, 1 Month LIBOR + 0.160%
2.564%(c)	05/25/46	164	161,812

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2007-HE01, Class A2C, 1 Month LIBOR + 0.150%
2.554%(c)	03/25/47	241	$237,184
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130%
2.534%(c)	08/25/36	158	149,996
Series 2006-C, Class 3A3, 1 Month LIBOR + 0.150%
2.554%(c)	08/25/36	70	67,443
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH03, Class A1A, 1 Month LIBOR + 0.170%
2.574%(c)	03/25/37	446	444,243
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H01, Class 1A1, 1 Month LIBOR + 1.000%
3.404%(c)	10/25/37	185	187,284
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	4,559	4,608,046
Series 2018-NPL02, Class A1, 144A
4.164%	07/25/48	746	752,851
New Century Home Equity Loan Trust,
Series 2006-02, Class A2B, 1 Month LIBOR + 0.160%
2.564%(c)	08/25/36	160	153,939
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.230%
2.634%(c)	12/25/35	119	118,163
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650%
4.054%(c)	12/25/34	2,276	2,307,857
Series 2005-WHQ03, Class M3, 1 Month LIBOR + 0.705%
3.109%(c)	06/25/35	135	135,552
People’s Choice Home Loan Securities Trust,
Series 2005-04, Class 1A2, 1 Month LIBOR + 0.520%
2.924%(c)	12/25/35	30	29,309
Popular ABS Mortgage Pass-Through Trust,
Series 2005-04, Class M1, 1 Month LIBOR + 0.460%
2.864%(c)	09/25/35	107	106,993
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL04, Class A1, 144A
4.826%	09/25/58	1,007	1,018,978
Series 2018-NPL04, Class A2, 144A
6.048%	09/25/58	1,000	1,012,703
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,720	1,744,949
RAAC Trust,
Series 2007-SP02, Class A2, 1 Month LIBOR + 0.400%
2.804%(c)	06/25/47	28	28,363
RAMP Trust,
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350%
2.754%(c)	08/25/36	5,060	5,043,847
RASC Trust,
Series 2007-KS03, Class AI3, 1 Month LIBOR + 0.250%
2.654%(c)	04/25/37	76	75,747
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150%
2.554%(c)	01/25/47	106	104,872

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC03, Class A1, 1 Month LIBOR + 0.140%
2.544%(c)	09/25/36	159	$112,099
Series 2007-NC02, Class A2B, 1 Month LIBOR + 0.140%
2.544%(c)	01/25/37	59	45,880
Soundview Home Loan Trust,
Series 2005-02, Class M5, 1 Month LIBOR + 0.990%
3.394%(c)	07/25/35	48	48,224
Series 2005-OPT03, Class A1, 1 Month LIBOR + 0.260%
2.664%(c)	11/25/35	74	73,504
Stanwich Mortgage Loan Trust,
Series 2018-NPB01, Class A1, 144A
4.016%	05/16/23	1,870	1,878,378
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360%
2.764%(c)	04/25/36	165	162,123
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.170%
2.574%(c)	12/25/36	39	37,970
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.200%
2.604%(c)	02/25/37	124	123,598
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	110	111,234
Series 2016-04, Class A1, 144A
2.250%(cc)	07/25/56	166	164,970
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	78	78,517
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	3,074	3,102,525
Series 2019-NPL03, Class A2, 144A
6.170%	03/25/49	1,550	1,568,661
VOLT LXIV LLC,
Series 2017-NP11, Class A1, 144A
3.375%	10/25/47	316	317,027
VOLT LXXV LLC,
Series 2019-NPL01, Class A1A, 144A
4.336%	01/25/49	911	923,648
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-03, Class A2, 1 Month LIBOR + 0.150%
2.554%(c)	01/25/37	34	33,533

			35,525,501

TOTAL ASSET-BACKED SECURITIES (cost $139,875,323)			141,764,413

BANK LOANS — 3.6%
Advertising — 0.0%
ABG Intermediate Holdings 2 LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	09/27/24	146	142,516
Red Ventures LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/08/24	392	390,815

			533,331

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Aerospace & Defense — 0.1%
Transdigm, Inc.,
2018 New Tranche E Term Loan, 3 Month LIBOR + 2.500%
4.830%(c)	05/30/25	1,009	$985,423
2018 New Tranche F Term Loan, 3 Month LIBOR + 2.500%
4.830%(c)	06/09/23	175	171,340
New Tranche G Term Loans, 3 Month LIBOR + 2.500%
4.830%(c)	08/22/24	137	134,036

			1,290,799

Airlines — 0.0%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
4.394%(c)	12/14/23	530	521,205

Apparel — 0.0%
Tumi, Inc.,
Initial Tranche B Term Loan, 1 Month LIBOR + 1.750%
4.152%(c)	04/25/25	75	72,832

Auto Manufacturers — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.910%(c)	11/06/24	77	76,986

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 - 3 Month LIBOR +2.250%
4.750%(c)	04/06/24	334	326,918
4.750%(c)	04/06/24	170	165,870

			492,788

Biotechnology — 0.0%
Concordia International Corp. (Canada),
Term Loan, 1 Month LIBOR + 5.500%
7.911%(c)	09/06/24	706	674,150

Building Materials — 0.0%
Continental Building Products LLC,
Term Loan,
—%(p)	02/26/21	63	63,145
Summit Materials LLC,
New Term Loan B, 1 Month LIBOR + 2.000%
4.402%(c)	11/21/24	545	541,182

			604,327

Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
4.080%(c)	06/01/24	495	488,800
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	09/06/24	1,089	1,075,578

			1,564,378

Commercial Services — 0.3%
Allied Universal,
Term Loan,
—%(p)	06/27/26^	140	139,139
Camelot US Acquisition I Co.,
2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	10/03/23	24	24,320

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Commercial Services (continued)
5.652%(c)	10/03/23	15	$14,981
5.652%(c)	10/03/23	4	3,656
5.652%(c)	10/03/23	2	1,854
CHG Healthcare Services, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	06/07/23	937	930,661
Garda World Security Corp. (Canada),
New Incremental Term B Loan, 3 Month LIBOR + 3.500%/PRIME + 2.500%
6.680%(c)	05/24/24	616	610,982
6.680%(c)	05/24/24	2	1,563
Hertz Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.160%(c)	06/30/23	269	267,940
NorthRiver Midstream Finance, LP (Canada),
Initial Term B Loan, 3 Month LIBOR + 3.250%
5.850%(c)	10/01/25	85	84,494
Prime Security Services Borrower LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/02/22	1,035	1,027,168
5.152%(c)	05/02/22	125	124,302
St. George’s University Scholastic Services LLC (Canada),
Term Loan, 1 Month LIBOR + 3.500%
5.910%(c)	07/17/25	467	466,651
5.910%(c)	07/17/25	12	11,568
5.910%(c)	07/17/25	29	28,992
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.401%(c)	03/09/23	510	470,656
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/06/24	1,291	1,129,667
Trans Union LLC,
2018 Incremental Term B-4 Loan, 1 Month LIBOR + 2.000%
4.402%(c)	06/19/25	495	493,556

			5,832,150

Computers — 0.0%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.410%(c)	09/07/23	110	108,806
Ensono, LP,
First Lien Term Loan, 1 Month LIBOR + 5.250%
7.652%(c)	06/27/25	99	98,464
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
6.520%(c)	08/20/25	138	133,810

			341,080

Distribution/Wholesale — 0.0%
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.851%(c)	11/14/22	522	510,769

Diversified Financial Services — 0.0%
Advisor Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	08/15/25	129	129,022

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Diversified Financial Services (continued)
Dakota Holding Corp.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	02/13/25	66	$64,136
Dawn Acquisitions LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%
6.080%(c)	12/31/25^	316	309,640

			502,798

Electric — 0.2%
AES Corp.,
2018 Other Term Loan, 3 Month LIBOR + 1.750%
4.272%(c)	05/31/22^	701	698,900
Calpine Construction Finance Co., LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.902%(c)	01/15/25	671	664,891
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%
4.830%(c)	01/15/24	149	148,346
Carroll County Energy LLC,
Term Loan, 3 Month LIBOR + 3.500%
5.830%(c)	02/06/26	36	36,503
Edgewater Generation LLC,
Term Loan,
—%(p)	12/13/25	80	79,780
6.152%(c)	12/15/25	202	201,430
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
5.530%(c)	11/28/24	44	41,738
Frontera Generation Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.662%(c)	05/02/25	300	291,539
6.662%(c)	05/02/25	32	30,588
Invenergy Thermal Operating I LLC,
Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	08/28/25^	166	166,892
Kestrel Acquisition LLC,
Term B Advance, 1 Month LIBOR + 4.250%
6.660%(c)	06/02/25	315	306,807
LMBE-MC Holdco II LLC,
Term Loan, 3 Month LIBOR + 4.000%
6.330%(c)	12/03/25^	510	509,495
Talen Energy Supply LLC,
Senior Secured Initial Term Loan, 1 Month LIBOR + 4.000%
6.402%(c)	04/13/24	546	545,056

			3,721,965

Electronics — 0.0%
Ii-Vi, Inc.,
Term Loan,
—%(p)	05/07/26	131	129,248

Energy-Alternate Sources — 0.0%
CPV Shore Holdings LLC,
Term B Advance, 1 Month LIBOR + 3.750%
6.160%(c)	12/29/25	56	55,756
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	11/08/22^	246	245,005

			300,761

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (continued)
Entertainment — 0.3%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
4.902%(c)	02/01/24	445		$433,504
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 1 - 6 Month LIBOR + 3.000%
5.230%(c)	04/22/26	464		462,678
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	08/06/21	900		898,063
CEOC LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.402%(c)	10/07/24	1,486		1,475,400
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/28/25	350		344,140
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
5.330%(c)	12/01/23	476		476,344
Nai Entertainment Holdings LLC,
Tranche B Term Loan, 1 Month LIBOR + 2.500%
4.910%(c)	05/08/25^	150		149,249
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
5.192%(c)	08/14/24	1,118		1,100,903
5.192%(c)	08/14/24	270		265,846
5.192%(c)	08/14/24	4		3,468
UFC Holdings LLC,
Term Loan, 1 Month LIBOR + 3.250%
5.660%(c)	04/29/26	696		694,924
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
4.527%(c)	11/01/23	900		853,312

				7,157,831

Foods — 0.3%
Albertson’s LLC,
2018 Term B-7 Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/17/25	193		191,835
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%
5.311%(c)	12/21/22	167		167,299
Replacement 2017-1 Term B-6 Loan, 1 Month LIBOR + 3.000%
5.402%(c)	06/22/23	1,423		1,420,907
Dole Food Co., Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.750%
5.150%(c)	04/06/24	461		449,180
5.150%(c)	04/06/24	9		8,739
5.150%(c)	04/06/24	575		560,874
5.150%(c)	04/06/24	357		348,560
5.150%(c)	04/06/24	—	(r)	508
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.688%
6.090%(c)	05/23/25	594		578,222
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	05/01/26	1,092		1,088,783

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Foods (continued)
Moran Foods LLC,
Initial Term Loan, 3 Month LIBOR + 6.000%
8.330%(c)	12/05/23	1,066	$559,856
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.652%(c)	10/22/25	633	527,746

			5,902,509

Healthcare-Products — 0.0%
Albany Molecular Research, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	08/30/24	345	338,148
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
5.080%(c)	09/24/24	663	594,960
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
5.528%(c)	02/24/25	26	23,130

			956,238

Healthcare-Services — 0.2%
Acadia Healthcare Co., Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	02/16/23	449	446,270
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%
6.652%(c)	03/14/25	56	52,576
CP VI Bella Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	12/28/24	495	480,125
CVS Holdings I, LP,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
5.160%(c)	02/06/25	247	247,184
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.152%(c)	10/10/25	955	826,107
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.080%(c)	06/07/23	1,998	1,907,067
Syneos Health, Inc.,
Replacement Term B Loan, 1 Month LIBOR + 2.000%
4.402%(c)	08/01/24	81	80,716
4.402%(c)	08/01/24	28	28,349
4.402%(c)	08/01/24	124	123,317

			4,191,711

Holding Companies-Diversified — 0.0%
Quidditch Acquisition, Inc.,
Term B Loan (First Lien), 1 Month LIBOR + 7.000%
9.402%(c)	03/21/25^	247	247,494

Insurance — 0.1%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.404%(c)	05/09/25	250	241,971
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	11/03/24	534	532,561

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Insurance (continued)
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.902%(c)	08/04/25	177	$179,590
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.586%(c)	04/25/25	534	520,136
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.330%(c)	05/16/24	477	464,753

			1,939,011

Internet — 0.1%
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	02/15/24	54	53,858
4.402%(c)	02/15/24	168	167,748
GoodRX, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
5.144%(c)	10/12/25	656	650,286
Hoya Midco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	06/30/24^	400	394,443
5.902%(c)	06/30/24^	88	87,275
Web.com Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.161%(c)	10/10/25	321	317,234

			1,670,844

Investment Companies — 0.0%
LSF9 Atlantis Holdings LLC,
Senior Lien Term Loan, 1 Month LIBOR + 6.000%
8.419%(c)	05/01/23	296	274,860

Leisure Time — 0.0%
ClubCorp Holdings, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 2.750%
5.080%(c)	09/18/24	250	230,625
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 3 Month LIBOR + 3.000%
5.402%(c)	03/08/24	597	595,257

			825,882

Lodging — 0.1%
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/18/24	1,088	1,083,624
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
5.148%(c)	10/04/23	280	277,207
5.148%(c)	10/04/23	224	222,130
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
4.152%(c)	03/27/25	49	48,596

			1,631,557

Machinery-Construction & Mining — 0.1%
Brookfield WEC Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	08/01/25	98	97,984

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Machinery-Construction & Mining (continued)
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
9.152%(c)	08/03/26	305	$304,619
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.330%(c)	11/30/23	1,242	1,177,571

			1,580,174

Machinery-Diversified — 0.0%
Rexnord LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	08/21/24	37	37,122
Zodiac Pool Solutions LLC (Spain),
USD Term Loan, 1 Month LIBOR + 2.250%
4.689%(c)	07/02/25	226	223,611

			260,733

Media — 0.3%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
5.144%(c)	07/15/25	296	280,405
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
5.144%(c)	01/31/26	114	108,841
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
5.152%(c)	11/18/24	34	33,507
Charter Communications Operating LLC,
Term B Loan, 3 Month LIBOR + 2.000%
4.330%(c)	04/30/25	308	307,225
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.644%(c)	07/17/25	256	251,691
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.644%(c)	01/15/26	823	812,098
Gray Television, Inc.,
Term C Loan, 1 Month LIBOR + 2.500%
4.931%(c)	01/02/26	696	694,708
iHeartCommunications, Inc.,
Term Loan, 3 Month LIBOR + 4.000%
6.579%(c)	05/04/26	1,111	1,111,879
Meredith Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25	115	115,295
Nexstar Broadcasting, Inc.,
Term Loan,
—%(p)	06/19/26	324	322,978
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
4.412%(c)	10/04/23	745	736,836
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	02/01/24	59	57,241
Sinclair Television Group, Inc.,
New Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.660%(c)	01/03/24	149	147,369
Unitymedia Finance LLC (Germany),
Facility E Loan, 1 Month LIBOR + 2.000%
4.394%(c)	06/01/23	213	212,522

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media (continued)
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	03/15/24	553	$526,543
Ziggo Secured Finance Partnership (Netherlands),
Term Loan E, 1 Month LIBOR + 2.500%
4.894%(c)	04/15/25	665	651,138

			6,370,276

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Term Loan,
—%(p)	05/15/22^	135	135,337
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	04/01/24	75	74,113
Momentive Performance Materials, Inc.,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 3.250%
5.590%(c)	05/15/24	665	658,350

			867,800

Oil & Gas — 0.2%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.777%(c)	12/31/21	595	603,181
Term Loan (11/17), 1 Month LIBOR + 4.750%
7.152%(c)	12/31/22	1,418	1,349,083
Encino Acquisition Partners Holdings LLC,
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
9.152%(c)	10/29/25^	204	186,124
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR +5.250%
7.635%(c)	08/25/23	432	351,088
7.635%(c)	08/25/23	257	208,781
MEG Energy Corp. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.500%
5.990%(c)	12/31/23	182	181,469
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 1 Month LIBOR + 3.750%
6.180%(c)	04/12/24^	1,272	966,576

			3,846,302

Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.000%
4.412%(c)	10/03/22	100	99,240
Term T Loan, 1 Month LIBOR + 1.750%
4.162%(c)	01/06/21	500	498,173
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.854%(c)	04/03/24	312	300,710
Consolidated Container Co. LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/22/24	217	213,478
5.152%(c)	05/22/24	41	40,320
Flex Acquisition Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.440%(c)	12/29/23	226	213,974

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Packaging & Containers (continued)
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/06/23	114	$112,747
5.152%(c)	02/06/23	69	68,833
5.152%(c)	02/06/23	308	305,473
Ring Container Technologies LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
5.152%(c)	10/31/24	197	195,150

			2,048,098

Pharmaceuticals — 0.2%
Alphabet Holding Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	09/26/24	575	541,859
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.412%(c)	06/02/25	1,708	1,706,889
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.688%(c)	04/29/24	274	256,792
NVA Holdings, Inc.,
Incremental Term B-4 Loan, 1 Month LIBOR + 3.500%
5.939%(c)	02/02/25	153	152,250
Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%
5.152%(c)	02/02/25	820	818,326
PetVet Care Centers LLC,
First Lien First Incremental Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	02/14/25	187	180,264

			3,656,380

Pipelines — 0.0%
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.887%(c)	09/30/24	235	235,076
GIP III Stetson I, LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.633%(c)	07/18/25	76	75,576
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.404%(c)	05/22/26	247	245,949
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.689%(c)	10/30/24	99	96,056
Prairie ECI Acquiror, LP,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.080%(c)	03/11/26^	117	117,306

			769,963

Real Estate — 0.1%
Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%
4.902%(c)	08/27/25	762	743,119
4.902%(c)	08/27/25	254	247,147
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
6.152%(c)	01/30/24	360	354,939
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
6.152%(c)	01/30/24	20	20,019

			1,365,224

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Real Estate Investment Trusts (REITs) — 0.0%
ESH Hospitality Inc,
Third Repriced Term Loans, 1 Month LIBOR + 2.000%
4.402%(c)	08/30/23	464	$462,429

Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/16/24	308	305,897
4.652%(c)	02/16/24	385	381,637
AI Aqua Merger Sub, Inc.,
2018 Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	12/13/23	20	19,032
At Home Holding III, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
6.083%(c)	06/03/22^	249	221,347
BJ’s Wholesale Club, Inc.,
2018 Other Term Loan, 1 Month LIBOR + 2.825%
5.327%(c)	02/02/24	165	164,568
Claire’s Stores,
Term Loan,
—%(p)	09/15/38^	336	520,298
EG Dutch Finco BV,
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
6.330%(c)	02/06/25	197	195,118
IRB Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.644%(c)	02/05/25	905	893,747
Neiman Marcus Group Ltd.,
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.500%
8.921%(c)	10/25/23	322	276,941
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.910%(c)	08/19/22	207	205,471
4.910%(c)	08/19/22	18	17,975
4.910%(c)	08/19/22	16	16,193
4.910%(c)	08/19/22	133	132,455
4.910%(c)	08/19/22	379	376,450
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 4.250%
6.670%(c)	03/11/22	793	750,068
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
7.601%(c)	04/16/26	1,333	1,276,820

			5,754,017

Software — 0.2%
Applied Systems, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
5.330%(c)	09/19/24	224	222,395
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.250%
6.580%(c)	10/02/25	398	376,446
Dun & Bradstreet Corp.,
Initial Term Loan, 1 Month LIBOR + 5.000%
7.404%(c)	02/06/26	199	199,124
Exela Intermediate LLC,
2018 Repriced Term Loan, 3 Month LIBOR + 6.500%
8.884%(c)	07/12/23	597	505,496

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software (continued)
8.884%(c)	07/12/23	4	$3,326
Finastra USA, Inc.,
First Lien Dollar Term Loan, 1 Month LIBOR + 3.500%
5.902%(c)	06/13/24	362	352,715
5.902%(c)	06/13/24	74	72,026
5.902%(c)	06/13/24	67	65,544
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	07/08/22	40	40,384
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.404%(c)	04/26/24	456	454,991
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	12/01/23	28	27,197
5.652%(c)	12/01/23	64	63,460
Infor US, Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
5.080%(c)	02/01/22	520	518,013
Project Alpha Intermediate Holding, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
6.370%(c)	04/26/24	157	152,978
Quest Software US Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%
6.833%(c)	05/16/25	72	70,703
6.833%(c)	05/16/25	207	203,269
6.833%(c)	05/16/25	219	215,444
RackSpace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
5.576%(c)	11/03/23	410	377,228
5.576%(c)	11/03/23	1	969
SolarWinds Holdings, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	02/05/24	493	489,353
Solera LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	03/03/23	55	54,345
Ultimate Software Group, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
6.080%(c)	05/04/26	125	125,125

			4,590,531

Telecommunications — 0.4%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
6.651%(c)	12/15/24	493	470,566
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.152%(c)	01/31/25	1,698	1,656,480
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	10/02/24	1,439	1,429,712
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.652%(c)	04/04/26	372	371,153
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
5.410%(c)	10/05/23	32	31,017

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications (continued)
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
5.150%(c)	05/30/25	99	$88,450
Hargray Communications Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	05/16/24	213	211,701
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
6.154%(c)	11/27/23	1,495	1,476,779
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/22/24	845	837,431
Maxar Technologies Ltd.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.160%(c)	10/04/24	349	314,618
Numericable US LLC (France),
USD TLB-[12] Term Loan, 1 Month LIBOR + 3.688%
6.082%(c)	01/31/26	411	397,808
Plantronics, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
4.902%(c)	07/02/25	316	313,258
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
6.830%(c)	11/01/24	320	293,289
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.938%(c)	02/02/24	749	736,790
Telenet Financing LLC (Belgium),
Term Loan AN Facility, 1 Month LIBOR + 2.250%
4.644%(c)	08/17/26	615	607,953
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
10.500%(c)	03/29/21	360	369,741

			9,606,746

Transportation — 0.0%
Hanjin International Corp.,
Initial Term Loans, 1 Month LIBOR + 2.500%
4.904%(c)	10/19/20^	270	267,300

TOTAL BANK LOANS (cost $85,429,261)			83,413,477

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
Banc of America Commercial Mortgage Trust,
Series 2007-03, Class F, 144A
5.850%(cc)	06/10/49	823	836,050
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	1,047,722
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	385,612
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050%
3.444%(c)	06/15/35	3,850	3,840,384

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321%
3.715%(c)	03/15/37	2,500	$2,501,529
Commercial Mortgage Trust,
Series 2006-GG07, Class AM
5.830%(cc)	07/10/38	412	414,356
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	1,697,313
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 144A, 1 Month LIBOR + 0.830%
3.224%(c)	06/15/33	2,000	1,994,331
Fannie Mae-Aces,
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	1,645,402
Series 2016-M04, Class X2, IO
2.670%(cc)	01/25/39	7,822	665,929
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.416%(cc)	07/25/23	36,922	426,605
Series K068, Class X3, IO
2.130%(cc)	10/25/44	11,390	1,612,573
Series K072, Class X3, IO
2.206%(cc)	12/25/45	11,320	1,731,133
Series K086, Class X1, IO
0.386%(cc)	11/25/28	27,569	624,771
Series K088, Class X3, IO
2.424%(cc)	02/25/47	8,040	1,492,312
Series K090, Class X1, IO
0.853%(cc)	02/25/29	23,607	1,430,926
Series K090, Class X3, IO
2.389%(cc)	02/25/47	5,750	1,068,647
Series K723, Class X3, IO
1.983%(cc)	10/25/34	5,000	368,788
Series K729, Class X3, IO
2.036%(cc)	11/25/44	10,120	954,071
Series K730, Class X3, IO
2.103%(cc)	02/25/45	9,390	938,204
Series KC04, Class X1, IO
1.254%(cc)	12/25/26	3,480	243,394
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.713%(cc)	04/25/48	1,810	1,816,364
Series 2017-KF29, Class B, 144A, 1 Month LIBOR + 3.550%
5.981%(c)	02/25/24	1,377	1,407,288
Series 2018-KF42, Class B, 144A, 1 Month LIBOR + 2.200%
4.630%(c)	12/25/24	1,627	1,634,037
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.406%(cc)	03/16/49	5,515	66,975
Series 2014-186, Class IO, IO
0.756%(cc)	08/16/54	11,830	552,510
Series 2015-86, Class IO, IO
0.762%(cc)	05/16/52	5,418	265,215
Series 2016-71, Class QI, IO
0.977%(cc)	11/16/57	15,120	1,088,512

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-148, Class IO, IO
0.657%(cc)	07/16/59	2,802	$164,883
Series 2017-86, Class IO, IO
0.773%(cc)	05/16/59	2,336	154,160
GS Mortgage Securities Trust,
Series 2011-GC05, Class D, 144A
5.557%(cc)	08/10/44	905	890,615
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,057,466
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-02A, Class 1A3, 144A, 1 Month LIBOR + 0.270%
2.674%(c)	06/25/37	70	68,970
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.410%(cc)	02/12/44	306	398
Series 2007-T27, Class B, 144A
6.144%(cc)	06/11/42	2,309	2,463,195
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL01, Class B, 144A, 1 Month LIBOR + 1.300%
3.694%(c)	02/15/35	2,000	2,001,225
Series 2018-FL01, Class C, 144A, 1 Month LIBOR + 1.900%
4.294%(c)	02/15/35	2,000	2,002,437
UBS Commercial Mortgage Trust,
Series 2012-C01, Class D, 144A
5.728%(cc)	05/10/45	1,019	1,029,791
Series 2012-C01, Class XA, IO, 144A
2.246%(cc)	05/10/45	3,885	178,206
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4
3.525%	05/10/63	647	669,282
Velocity Commercial Capital Loan Trust,
Series 2015-01, Class M3, 144A
7.050%(cc)	06/25/45	125	130,159
Series 2015-01, Class M5, 144A
8.343%(cc)	06/25/45	100	105,611
Series 2016-01, Class M5, 144A
8.907%(cc)	04/25/46	43	47,253
Series 2016-01, Class M7, 144A
8.907%(cc)	04/25/46	67	70,757
Series 2016-02, Class AFX
2.997%(cc)	10/25/46	87	86,567
Series 2017-01, Class AFL, 144A, 1 Month LIBOR + 1.250%
3.654%(c)	05/25/47	110	110,481
Series 2017-01, Class M3, 144A
5.350%(cc)	05/25/47	100	102,841
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	78	79,362
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48	1,303	1,333,872
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	98	101,213
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	98	101,379
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	98	101,267

Interest Rate	Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-01, Class A, 144A
3.760%(cc)	03/25/49			4,859	$4,945,991
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49			2,003	2,043,952
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30			1,049	1,073,867
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.407%(cc)	03/15/45			1,125	1,116,172

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $55,291,587)					55,982,325

CONVERTIBLE BONDS — 5.1%
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/14/21		EUR	1,100	1,384,021
0.000%(ss)	07/01/22	(a)	EUR	1,500	2,212,228
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23		EUR	400	789,008
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	06/21/23		EUR	688	1,245,648

					5,630,905

Airlines — 0.1%
ANA Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/16/22		JPY	140,000	1,286,346
0.000%(ss)	09/19/24		JPY	30,000	276,128

					1,562,474

Apparel — 0.2%
adidas AG (Germany),
Sr. Unsec’d. Notes
0.050%	09/12/23	(a)	EUR	2,200	2,943,407
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21			566	2,541,253

					5,484,660

Banks — 0.1%
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23			2,093	2,091,692

Beverages — 0.1%
Remy Cointreau SA (France),
Sr. Unsec’d. Notes
0.125%	09/07/26		EUR	1,100	1,787,133

Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24	(a)		983	1,020,477

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CONVERTIBLE BONDS (continued)
Biotechnology (continued)
Exact Sciences Corp.,
Sr. Unsec’d. Notes
0.375%	03/15/27			667	$841,321
1.000%	01/15/25			745	1,286,352
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21	(a)		755	1,164,411
Sr. Unsec’d. Notes, 144A
0.000%(ss)	08/15/23	(a)		816	941,623

					5,254,184

Building Materials — 0.1%
Sika AG (Switzerland),
Sr. Unsec’d. Notes
0.150%	06/05/25		CHF	1,020	1,179,656
Sub. Notes
3.750%	01/30/22		CHF	1,000	1,304,825

					2,484,481

Chemicals — 0.1%
Symrise AG (Germany),
Sr. Unsec’d. Notes
0.238%	06/20/24		EUR	1,300	1,718,635
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	08/31/21		JPY	70,000	741,326

					2,459,961

Coal — 0.0%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/21		EUR	900	1,042,855

Commercial Services — 0.4%
Chegg, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	03/15/25			1,036	1,039,742
China Conch Venture Holdings International Ltd. (China),
Gtd. Notes
3.520%	09/05/23		HKD	11,000	1,436,185
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24			1,600	1,559,781
Euronet Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	03/15/49	(a)		1,247	1,513,447
Shanghai Port Group BVI Holding Co. Ltd. (China),
Gtd. Notes
0.180%	08/09/21			2,618	2,656,800
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23			737	876,249

					9,082,204

Diversified Financial Services — 0.2%
SBI Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/13/23		JPY	160,000	1,624,898

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CONVERTIBLE BONDS (continued)
Diversified Financial Services (continued)
Volcan Holdings PLC (Cyprus),
Sr. Sec’d. Notes
4.125%	04/11/20		GBP	1,200	$2,526,241

					4,151,139

Electronics — 0.1%
Fortive Corp.,
Gtd. Notes, 144A
0.875%	02/15/22			1,920	1,985,353

Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, MTN
1.500%	01/16/26		EUR	500	670,047
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21			1,250	1,376,510
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21	(a)		915	892,442

					2,938,999

Entertainment — 0.1%
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23			2,282	2,701,109

Forest Products & Paper — 0.0%
Daio Paper Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/17/20		JPY	20,000	186,420

Healthcare-Products — 0.1%
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21			650	737,344
QIAGEN NV,
Sr. Unsec’d. Notes
0.875%	03/19/21			200	291,600
1.000%	11/13/24			600	667,434

					1,696,378

Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42			144	561,971

Home Furnishings — 0.2%
Harvest International Co. (China),
Gtd. Notes
0.000%(ss)	11/21/22		HKD	16,000	2,052,089
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22		JPY	236,000	2,826,851

					4,878,940

Internet — 0.6%
Baozun, Inc. (China),
Sr. Unsec’d. Notes, 144A
1.625%	05/01/24			678	792,256

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CONVERTIBLE BONDS (continued)
Internet (continued)
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.350%	06/15/20			1,767	$2,542,908
0.900%	09/15/21	(a)		1,973	2,256,910
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20			620	611,185
1.250%	09/15/22			961	954,673
1.990%	07/01/25			656	717,935
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes, 144A
0.875%	10/01/22			532	802,830
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47			952	950,363
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	07/01/23			1,961	2,066,057
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	06/15/24			950	925,166
Weibo Corp. (China),
Sr. Unsec’d. Notes
1.250%	11/15/22			734	692,162
Zendesk, Inc.,
Sr. Unsec’d. Notes
0.250%	03/15/23			377	576,882

					13,889,327

Investment Companies — 0.2%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20		EUR	1,400	1,531,447
Archer Obligations SA (France),
Gtd. Notes
0.000%(ss)	03/31/23		EUR	1,400	2,173,412

					3,704,859

Iron/Steel — 0.0%
Abigrove Ltd. (Russia),
Gtd. Notes
0.000%(ss)	02/16/22			400	491,930

Lodging — 0.1%
Caesars Entertainment Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/24			1,179	2,018,860

Media — 0.2%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26			1,131	1,099,540
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30			18	12,323
4.000%	11/15/29			24	16,862
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46			1,281	1,601,361

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CONVERTIBLE BONDS (continued)
Media (continued)
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23			1,014	$1,138,160

					3,868,246

Mining — 0.1%
Glencore Funding LLC (Switzerland),
Gtd. Notes, MTN
0.390%	03/27/25			1,200	1,062,108

Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21			1,250	1,248,367

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23		GBP	500	815,184
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26			70	55,873
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24	(a)		1,149	893,149
TOTAL SA (France),
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22	(a)		1,600	1,717,920
Transocean, Inc.,
Gtd. Notes
0.500%	01/30/23	(a)		1,021	1,010,048
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20			125	120,937

					4,613,111

Oil & Gas Services — 0.1%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes
0.875%	01/25/21		EUR	1,200	1,446,282

Pharmaceuticals — 0.0%
Bayer Capital Corp. BV (Germany),
Gtd. Notes, 144A
5.625%	11/22/19		EUR	1,100	958,906

Real Estate — 0.2%
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes
1.850%	06/19/20		SGD	750	548,503
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes
2.490%	01/05/23			1,200	1,322,598
Deutsche Wohnen SE (Germany),
Sr. Unsec’d. Notes
0.325%	07/26/24		EUR	2,100	2,462,557

					4,333,658

Retail — 0.0%
Zhongsheng Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.570%	05/23/23		HKD	7,000	912,550

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
Semiconductors — 0.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26	447	$1,731,287
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27	3,532	4,161,049
NXP Semiconductors NV (Netherlands),
Sr. Unsec’d. Notes
1.000%	12/01/19	1,388	1,462,577
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23	1,219	1,485,119
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22	500	543,675
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22	826	1,026,521
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22	1,800	2,009,804

			12,420,032

Software — 0.4%
Coupa Software, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25	1,360	1,455,311
Momo, Inc. (China),
Sr. Unsec’d. Notes, 144A
1.250%	07/01/25	1,039	981,855
New Relic, Inc.,
Sr. Unsec’d. Notes
0.500%	05/01/23	987	1,050,296
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22	548	1,136,178
Splunk, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/23	1,175	1,293,390
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23	597	1,197,435
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22	814	1,219,007
Zynga, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/01/24	699	697,157

			9,030,629

Transportation — 0.1%
Golar LNG Ltd. (Bermuda),
Sr. Unsec’d. Notes
2.750%	02/15/22	1,403	1,296,021

TOTAL CONVERTIBLE BONDS (cost $108,687,601)			117,275,744

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 14.8%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		22	$22,385
5.375%	01/15/24		15	15,431
5.750%	02/01/26		220	231,275
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		15	15,201
5.875%	03/15/25		115	118,881
Sr. Unsec’d. Notes, 144A
5.000%	08/15/27		80	81,896

				485,069

Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.900%	02/01/27		599	652,191
5.950%	02/01/37		45	46,769
6.750%	01/15/28		140	152,600
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22		290	291,244
6.125%	01/15/23		317	321,359
7.500%	12/01/24		244	248,880
7.500%	03/15/25	(a)	705	706,974
7.875%	04/15/27		234	234,292
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35		200	222,166
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
4.800%	12/15/43		200	227,305
TransDigm, Inc.,
Gtd. Notes
6.500%	05/15/25		175	177,013
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		348	366,270
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		115	113,275
5.250%	06/01/22		70	68,600
7.750%	08/15/25		80	77,400
United Technologies Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.175%(c)	08/16/21		140	140,088
Sr. Unsec’d. Notes
3.750%	11/01/46		100	101,939
3.950%	08/16/25		400	431,361
4.500%	06/01/42		271	306,595

				4,886,321

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.590%
3.118%(c)	08/14/20		30	30,072
Gtd. Notes, 3 Month LIBOR + 0.880%
3.398%(c)	08/15/22		160	160,433

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		170	$186,529
7.000%	08/04/41		150	175,854

				552,888

Airlines — 0.2%
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31		322	322,975
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		390	392,771
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		120	125,331
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		278	291,244
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		177	179,544
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates, Series A
3.650%	12/15/29		263	268,309
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22		138	142,181
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33		389	405,845
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		127	134,321
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	(a)	388	405,833
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		36	37,791
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		470	517,732
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27		117	122,575
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		200	208,034
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		322	319,090
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24		166	171,810
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26		466	503,997

				4,549,383

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	(a)	455	$472,012
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		202	211,595

				683,607

Auto Manufacturers — 0.4%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27		300	297,750
5.000%	10/01/24		170	173,400
5.875%	06/01/29	(a)	205	215,763
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.540%
2.851%(c)	06/27/22		300	300,719
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
3.035%(c)	08/13/21		470	471,382
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%
3.125%(c)	04/14/22		160	160,266
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.550%
3.115%(c)	05/04/21		1,000	1,000,165
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
3.226%(c)	06/12/20		200	199,456
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.810%
3.408%(c)	04/05/21		400	394,750
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
3.483%(c)	10/12/21		500	492,136
Sr. Unsec’d. Notes
4.687%	06/09/25		600	616,132
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.353%(c)	09/10/21		400	398,809
Sr. Unsec’d. Notes
6.600%	04/01/36		200	221,401
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.442%(c)	04/09/21		400	399,817
Gtd. Notes
4.300%	07/13/25		250	257,687
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.665%(c)	11/06/21		170	169,830
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
3.022%(c)	05/21/20		59	59,014
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
3.460%(c)	03/02/21		100	99,854
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940%
3.529%(c)	07/08/21		870	870,889
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	10/01/27		200	165,000

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		190	$193,800
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.630%
3.016%(c)	09/21/21		290	289,912
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.890%
3.487%(c)	01/13/22		60	60,063
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
3.305%(c)	11/13/20		250	251,020
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
3.475%(c)	11/12/21		350	352,799
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		160	151,600

				8,263,414

Auto Parts & Equipment — 0.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	325	258,375
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		315	323,663
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25		953	948,235
6.250%	03/15/26	(a)	713	704,087
6.500%	04/01/27	(a)	577	575,557
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		505	448,188
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26	(a)	640	673,600
Dana, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/23		155	158,488
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		450	401,625
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	(a)	383	363,850
5.000%	05/31/26	(a)	419	412,715
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		235	244,106
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	(a)	260	209,300
5.375%	12/15/24		20	16,725

				5,738,514

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 1.8%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.570%
3.091%(c)	08/27/21		230	$230,846
Sub. Notes, 144A
4.750%	07/28/25		250	267,585
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22		200	202,313
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.710%
3.230%(c)	05/19/22		310	311,879
Sr. Unsec’d. Notes, 144A, MTN
4.875%	01/12/21		160	166,237
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)	230	248,400
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		382	393,076
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.581%(c)	04/24/23		280	282,198
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23		2,000	2,020,893
3.248%	10/21/27		1,300	1,331,970
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
2.999%(c)	06/25/22		715	717,062
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
3.772%(c)	10/21/22		90	91,139
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%
2.903%(c)	03/26/22		460	461,522
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28		200	208,252
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	09/19/22		200	201,838
Sub. Notes
4.500%	12/16/25		70	75,357
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		200	218,376
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23		350	354,584
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.948%(c)	02/15/23		260	258,620
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.655%(c)	08/10/21		700	715,396
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24		200	206,580
Sub. Notes
5.088%(ff)	06/20/30		200	204,550
5.200%	05/12/26	(a)	345	361,757
BPCE SA (France),
Sub. Notes, 144A, MTN
4.625%	07/11/24		250	264,075

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24		50	$53,122
5.250%	03/07/25		337	369,436
Sub. Notes
6.125%	03/09/28		83	94,413
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
3.050%(c)	02/19/22	(a)	250	250,115
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.123%(c)	05/20/22		350	350,438
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—	(rr)	75	78,375
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)	155	170,235
Sr. Unsec’d. Notes
3.520%(ff)	10/27/28		750	773,523
3.887%(ff)	01/10/28		350	370,288
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.540%(c)	04/25/22		80	80,676
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.190%
3.766%(c)	08/02/21		540	547,189
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.950%(c)	09/01/23		180	183,319
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25		300	319,598
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23		1,000	1,071,217
Credit Agricole Corporate & Investment Bank SA (France), Bank Gtd. Notes, MTN, 3 Month LIBOR + 0.625%
3.220%(c)	10/03/21		220	220,389
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/04/24		400	407,975
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23		800	829,657
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.567%(c)	07/13/20		490	486,824
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.310%
3.830%(c)	08/20/20		490	487,592
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.855%(c)	02/04/21		150	148,746
Sr. Unsec’d. Notes
4.250%	10/14/21		335	339,615
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		115	113,767
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	147,895
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21		760	759,242

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
2.908%(ff)	06/05/23	200	$202,151
3.272%(ff)	09/29/25	1,000	1,023,396
3.500%	01/23/25	1,200	1,241,474
3.750%	02/25/26	350	365,336
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.780%
3.363%(c)	10/31/22	298	298,176
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.696%(c)	04/26/22	1,000	1,008,332
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23	101	101,977
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.581%(c)	07/24/23	140	140,238
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22	200	200,777
4.041%(ff)	03/13/28	400	420,183
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.086%(c)	09/11/21	470	470,435
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.120%(c)	05/18/21	320	320,253
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
4.098%(c)	01/05/22	400	408,754
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	272	275,371
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.750%
3.272%(c)	02/21/20	200	200,206
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%
3.480%(c)	03/29/22	230	232,807
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
3.055%(c)	05/07/21	310	309,880
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.582%	12/10/25	350	365,214
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 1.120%
3.702%(c)	07/29/20	60	60,624
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.189%(ff)	11/28/23	250	252,973
6.000%	01/14/20	500	509,308
6.250%	01/14/21	282	297,206
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.172%(c)	03/07/22	230	230,709
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.236%(c)	07/26/21	460	461,828
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
3.370%(c)	07/25/22	120	120,393
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
3.590%(c)	09/13/21	750	759,517

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.772%(c)	01/20/22		430	$434,540
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.522%(c)	07/22/22		220	221,392
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		1,500	1,561,875
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
3.981%(c)	10/24/23		420	428,035
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23		200	212,243
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.375%	01/14/26		300	311,052
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%
2.967%(c)	09/20/21	(a)	250	251,013
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.710%
3.275%(c)	11/04/21		300	302,041
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.250%	09/21/22		237	246,926
4.875%	05/13/21		550	570,766
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32		200	201,709
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22		340	346,048
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.800%	08/14/23		225	235,404
Royal Bank of Canada (Canada),
Sub. Notes, GMTN
4.650%	01/27/26		287	313,257
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(ff)	—	(a)(rr)	500	538,875
Sub. Notes
6.000%	12/19/23		30	32,671
6.125%	12/15/22		115	124,071
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23		220	223,827
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
3.140%(c)	06/01/21		500	501,082
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%
3.178%(c)	11/15/21		200	200,580
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.050%	03/25/22		200	202,934
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.150%
3.741%(c)	01/20/23		200	199,532
Sub. Notes, 144A
5.200%	01/26/24		350	375,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.707%(c)	07/14/21	70	$70,822
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
3.732%(c)	10/19/21	390	395,509
SunTrust Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
3.166%(c)	08/02/22	170	170,255
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22	350	352,554
Synchrony Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.625%
2.955%(c)	03/30/20	500	500,429
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A, 3 Month LIBOR + 1.220%
3.744%(c)	05/23/23	400	404,027
Gtd. Notes, 144A
4.253%	03/23/28	200	215,571
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	900	914,012
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.930%
3.465%(c)	02/11/22	240	241,408
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	300	310,427
Sub. Notes
5.375%	11/02/43	185	225,314
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.091%(c)	07/23/21	580	580,606
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
3.141%(c)	05/27/22	300	300,643
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
2.903%(c)	05/21/21	340	340,296

			41,782,478

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,000	1,096,970
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	160	236,146
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23	150	157,321
Constellation Brands, Inc.,
Gtd. Notes
3.700%	12/06/26	150	157,031
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.430%	06/15/27	545	550,173

			2,197,641

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology — 0.0%
Advanz Pharma Corp. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24	(a)	259	$250,582
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36		300	316,215

				566,797

Building Materials — 0.2%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26		255	251,812
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25		200	207,790
6.125%	05/05/25	(a)	905	946,856
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
4.750%	01/15/25		200	204,000
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		315	309,094
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.000%	03/30/20		150	152,743
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27		350	348,176
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32		210	247,814
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26		255	262,650
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26		125	132,031
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		795	789,037
5.000%	02/15/27		85	86,063
6.000%	10/15/25		25	26,531
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25		170	170,425

				4,135,022

Chemicals — 0.3%
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		185	190,550
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23		25	25,859
7.000%	05/15/25		422	440,990

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		911	$952,633
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
3.228%(c)	11/15/20		230	231,484
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		280	284,200
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24	(a)	970	989,400
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28		50	54,640
5.000%	09/26/48		100	111,077
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		300	339,732
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		111	114,885
5.000%	05/01/25		221	230,945
5.250%	06/01/27		440	468,050
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		450	446,543
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		260	240,500
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	(a)	150	154,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25		599	576,537
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		89	86,330
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	(a)	76	75,335
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		130	177,481
Valvoline, Inc.,
Gtd. Notes
5.500%	07/15/24		75	77,250
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		230	211,025

				6,479,571

Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		32	32,760

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Coal (continued)
6.375%	03/31/25		60	$60,750

				93,510

Commercial Services — 0.6%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		215	191,350
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		365	323,937
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		41	41,615
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27		42	41,843
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		145	147,925
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
4.375%	08/15/27		400	400,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	(a)	401	403,005
6.375%	04/01/24	(a)	862	902,945
Sr. Unsec’d. Notes, 144A
5.750%	07/15/27		119	119,892
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		145	144,819
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.500%	08/16/21		105	109,458
6.700%	06/01/34		110	146,898
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25		1,108	1,094,150
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		245	251,860
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27		52	54,151
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		419	421,619
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		47	48,810
7.750%	06/01/24	(a)	387	409,910
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22		200	202,000
7.375%	01/15/21		22	22,028
Gtd. Notes, 144A
5.500%	10/15/24		924	882,697

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Sec’d. Notes, 144A
7.625%	06/01/22		613	$636,754
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		79	77,618
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		92	92,218
Gtd. Notes, 144A
5.000%	04/15/22	(a)	520	518,700
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		126	132,325
Sr. Sec’d. Notes, 144A
5.250%	04/15/24		70	71,225
5.750%	04/15/26	(a)	372	384,090
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		116	119,306
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		261	268,438
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27		570	681,150
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25		175	177,844
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	552	422,280
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		335	340,444
4.875%	01/15/28		120	122,400
5.250%	01/15/30		325	333,937
5.500%	05/15/27		570	599,925
5.875%	09/15/26		220	234,300
6.500%	12/15/26		829	897,392
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25		200	207,750

				12,679,508

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25		300	306,696
2.850%	05/11/24		230	236,926
3.850%	05/04/43		800	847,899
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		343	297,553
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		113	114,695

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		125	$131,966
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		585	645,361
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24		200	176,000
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	(a)	511	415,187
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		65	55,169
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.318%(c)	10/05/21		440	440,063
International Business Machines Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.935%(c)	05/13/21		700	701,807
Sr. Unsec’d. Notes
3.500%	05/15/29		850	889,591
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	(a)	483	473,847

				5,732,760

Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		180	175,275
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25		22	2,090
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		136	93,160

				270,525

Distribution/Wholesale — 0.0%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		145	146,450
7.000%	06/15/23		95	96,188
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		225	231,412
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		110	112,062
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45		150	167,069

				753,181

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.5%
AIG Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.460%
2.809%(c)	06/25/21		130	$130,486
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		200	201,239
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		119	120,547
Gtd. Notes, 144A, MTN
5.875%	11/01/21		100	102,940
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		125	165,214
Sr. Unsec’d. Notes
3.875%	05/21/24		320	327,600
4.125%	02/13/22		190	194,750
4.625%	05/19/22		630	656,775
4.625%	03/30/25	(a)	337	355,535
5.125%	09/30/24		164	177,120
Sub. Notes
5.750%	11/20/25		205	226,761
American Express Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
3.050%(c)	05/17/21		340	341,282
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
3.140%(c)	05/20/22		470	471,858
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.165%(c)	11/05/21		310	311,594
Brookfield Finance, Inc. (Canada),
Gtd. Notes
4.850%	03/29/29		190	207,810
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		400	419,760
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24		610	585,600
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26		78	81,998
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25	(a)	337	279,710
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		800	796,202
4.418%	11/15/35		700	692,830
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.090%(cc)	12/21/65		560	395,898
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.340%(cc)	12/21/65		200	145,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		400	435,736

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		524	$555,607
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22		82	83,640
5.250%	10/01/25		159	159,398
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		218	223,177
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)	305	311,100
9.125%	07/15/26		198	200,970
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		70	70,106
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28		108	107,460
5.750%	05/01/25		185	190,781
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23		82	87,125
6.125%	03/15/24		35	37,625
6.625%	01/15/28		45	47,250
6.875%	03/15/25		220	240,896
7.125%	03/15/26		348	381,277
7.750%	10/01/21		215	235,156
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%
3.009%(c)	11/01/21		120	120,194

				10,876,007

Electric — 0.4%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25		195	202,556
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		135	139,839
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33		120	146,658
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series L
5.800%	10/01/35		103	123,659
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41		107	126,383
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		290	295,075
Sr. Unsec’d. Notes
5.375%	01/15/23		135	136,567
Clearway Energy Operating LLC,
Gtd. Notes
5.375%	08/15/24	(a)	155	157,712

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Gtd. Notes, 144A
5.750%	10/15/25	40	$40,600
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	200	227,282
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	240	281,910
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	107,171
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	200	201,121
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	300	302,376
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	250	288,200
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32	155	209,829
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	450	499,100
6.250%	10/01/39	200	236,505
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	218,557
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	140	138,970
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	699,985
8.400%	01/15/22	120	138,367
9.400%	02/01/21	130	144,328
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	122,989
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	130	139,596
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	206	242,540
Kansas City Power & Light Co.,
Sr. Sec’d. Notes
5.300%	10/01/41	300	362,338
Mississippi Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.961%(c)	03/27/20	40	40,010
Nevada Power Co.,
Sec’d. Notes
5.375%	09/15/40	200	238,247

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		200	$204,475
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.550%
3.071%(c)	08/28/21		400	399,914
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		51	51,270
4.500%	09/15/27		51	50,362
Sr. Unsec’d. Notes, 144A
4.250%	07/15/24		125	125,784
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		115	124,919
7.250%	05/15/26		340	374,425
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29		161	171,867
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		108	110,028
7.000%	10/30/31		150	202,006
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26		120	138,036
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.860%(c)	03/15/21		440	438,162
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.097%(c)	01/15/21		40	39,866
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		162	135,675
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		72	72,360
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/19^		160	16
11.500%	12/31/99		150	600
Notes, 144A
5.000%	10/10/99^		428	214
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23		205	209,612
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		110	116,187

				9,174,248

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		230	232,875
7.750%	01/15/27	(a)	360	389,639

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electrical Components & Equipment (continued)
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		108	$110,700

				733,214

Electronics — 0.0%
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	(a)	534	533,626
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		95	81,938
Sensata Technologies BV,
Gtd. Notes, 144A
5.625%	11/01/24		125	134,687
Tyco Electronics Group SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 0.450%
2.929%(c)	06/05/20		120	120,130

				870,381

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		66	65,918
5.000%	01/31/28		110	110,412
6.625%	06/15/25		5	5,250

				181,580

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		341	354,640
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		278	281,822
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		708	705,345
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25		65	62,238

				1,404,045

Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)	388	359,404
5.875%	11/15/26		89	79,655
6.125%	05/15/27	(a)	153	136,170
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		370	400,525
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		110	112,750
Cedar Fair LP,
Sr. Unsec’d. Notes, 144A
5.250%	07/15/29		29	29,589

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (continued)
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20		188	$103,331
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		76	76,950
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23		486	513,945
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24		487	528,395
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24		484	509,410
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		200	211,250
6.500%	02/15/25	(a)	745	813,913
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		400	411,500
5.625%	03/15/26		25	26,219
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		138	144,728
Gtd. Notes, 144A
8.250%	03/15/26		55	57,749
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		352	355,520
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		160	162,500
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26		312	329,940
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27		174	181,395
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		362	373,729

				5,918,567

Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		86	89,440

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28		310	318,913

Foods — 0.4%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		263	265,051
6.625%	06/15/24	(a)	734	760,607

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (continued)
Gtd. Notes, 144A
7.500%	03/15/26	(a)	525	$560,437
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	400	404,000
Campbell Soup Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.910%(c)	03/16/20		280	280,182
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
3.040%(c)	03/15/21		430	429,131
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.092%(c)	10/09/20		230	229,474
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.342%(c)	10/22/20		30	30,005
Sr. Unsec’d. Notes
4.600%	11/01/25		50	54,430
5.300%	11/01/38		100	108,473
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		22	11,770
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		212	205,110
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
3.141%(c)	04/16/21		440	440,147
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		226	235,040
5.875%	07/15/24		387	398,126
6.750%	02/15/28		463	502,934
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		335	363,894
Kraft Heinz Foods Co.,
Gtd. Notes, 3 Month LIBOR + 0.570%
3.115%(c)	02/10/21		180	179,660
Gtd. Notes
5.000%	07/15/35		400	419,584
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		52	50,180
7.750%	06/15/26		11	10,835
8.000%	05/01/31		262	256,760
8.700%	05/01/30		274	275,370
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		126	110,880
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		243	246,645
5.875%	09/30/27		223	231,084
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		550	557,563
5.500%	03/01/25		170	175,525
5.750%	03/01/27		440	454,300

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (continued)
Sr. Unsec’d. Notes, 144A
5.500%	12/15/29		155	$155,388
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	(a)	192	199,680
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		100	114,026

				8,716,291

Forest Products & Paper — 0.0%
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		131	124,450
Gtd. Notes, 144A
5.375%	02/01/25		186	168,795

				293,245

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		272	286,280
5.625%	05/20/24		40	42,600
5.750%	05/20/27		67	70,350
5.875%	08/20/26		215	227,900
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		101	111,192
NiSource, Inc.,
Sr. Unsec’d. Notes
5.800%	02/01/42		314	384,064

				1,122,386

Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		120	126,900
6.375%	02/15/26		96	102,960

				229,860

Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		260	276,640
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26		80	85,088
4.550%	03/01/39		200	220,950
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25		50	51,500
5.750%	09/01/23		195	201,542
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		285	288,919

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		179	$183,505
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		70	72,625
5.250%	06/15/24		65	66,767

				1,447,536

Healthcare-Services — 0.7%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		216	219,510
6.500%	03/01/24		160	166,800
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		100	125,735
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	(a)	305	272,975
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		141	153,803
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		156	158,145
5.000%	07/15/27		21	21,368
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		158	163,089
6.125%	02/15/24		119	124,653
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		107	112,484
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24	(a)	347	259,382
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	146	142,715
6.250%	03/31/23		365	351,312
Sr. Sec’d. Notes, 144A
8.000%	03/15/26		58	55,808
8.625%	01/15/24		432	432,000
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		896	884,576
5.125%	07/15/24		453	453,136
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		730	743,359
5.750%	09/15/25		80	83,100
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26	(a)	449	313,177
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		60	62,850

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,035	$2,196,528
5.625%	09/01/28		159	172,118
5.875%	05/01/23		493	536,078
5.875%	02/15/26		2,961	3,271,905
5.875%	02/01/29		105	115,106
7.500%	02/15/22		120	132,300
Sr. Sec’d. Notes
5.250%	06/15/26		220	243,586
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	(a)	714	669,518
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK NA
8.500%	12/01/22		151	133,258
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	(a)	281	282,405
Sec’d. Notes, 144A
6.250%	02/01/27		735	760,725
Sr. Sec’d. Notes
4.375%	10/01/21		137	139,226
4.500%	04/01/21		176	178,860
4.625%	07/15/24		883	894,037
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,265	1,269,744
8.125%	04/01/22		136	142,630
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35		100	114,923
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		241	251,243

				16,804,167

Holding Companies-Diversified — 0.0%
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	204,191

Home Builders — 0.0%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24		55	57,819
4.750%	11/29/27		130	136,825
5.000%	06/15/27		65	68,331
5.250%	06/01/26		90	95,850
5.875%	11/15/24		114	124,972
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		20	21,075
6.875%	12/15/23		86	89,548
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		95	99,156

				693,576

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		609	$631,837
5.625%	10/15/23		595	612,850

				1,244,687

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	(a)	375	379,687
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		545	535,462
6.125%	11/15/23		265	274,938
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23		165	145,613
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	(a)	165	172,631
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22		300	299,717
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		807	838,271
6.125%	12/15/24		190	195,700
6.625%	11/15/22		54	55,296

				2,897,315

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26		525	532,875
6.000%	10/15/23		200	208,076

				740,951

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
2.907%(c)	09/20/21		230	229,777
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		185	254,597
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26		250	251,515
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		300	314,083
Athene Global Funding,
Sec’d. Notes, 144A, MTN
4.000%	01/25/22		472	488,306
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42		165	185,482

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	230	$296,513
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	130	140,075
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	85	88,188
Harborwalk Funding Trust,
Sub. Notes, 144A
5.077%(ff)	02/15/69	175	200,217
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.100%	10/01/41	65	83,678
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
7.800%	03/07/87	50	63,000
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	200	252,209
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	350	356,985
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	300	309,705
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	79,936
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	124	133,745
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22	767	799,844
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	250	258,611
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	300	293,790
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.520%
2.850%(c)	06/28/21	180	180,635
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24	145	148,522
4.875%	03/15/27	69	69,431
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	150	175,527
Torchmark Corp.,
Sr. Unsec’d. Notes
4.550%	09/15/28	150	163,877

			5,818,248

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34		400	$492,050
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		350	362,250
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	03/01/27		20	20,600
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28		415	427,969
5.875%	02/15/25		31	34,178
5.875%	11/15/28		376	416,277
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29		345	366,456
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		226	231,685
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		310	316,975
6.375%	05/15/25	(a)	635	647,668
Gtd. Notes, 144A
5.750%	01/15/27		30	30,566

				3,346,674

Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22		115	116,150
6.250%	02/01/22		104	106,470
6.375%	12/15/25		192	195,994
Gtd. Notes, 144A
6.250%	05/15/26		83	84,141

				502,755

Iron/Steel — 0.0%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25		145	116,000
7.000%	03/15/27		101	81,305
Sr. Sec’d. Notes
7.500%	07/15/23		44	44,977
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21		43	44,182
7.875%	08/15/23		20	21,431
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		85	89,297
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25	(a)	19	18,905
Sr. Sec’d. Notes, 144A
4.875%	01/15/24		65	65,975

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (continued)
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		45	$45,337
5.375%	07/15/27		70	69,650
Nucor Corp.,
Sr. Unsec’d. Notes
6.400%	12/01/37		100	131,423
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		175	174,125
5.250%	04/15/23		25	25,438
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26		100	89,000
6.875%	08/15/25		76	71,820

				1,088,865

Leisure Time — 0.1%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25	(a)	181	167,878
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		478	488,755
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	417	406,750
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		88	89,210

				1,152,593

Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26		371	390,014
6.375%	04/01/26		319	337,464
6.875%	05/15/23		66	68,145
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		25	25,375
5.125%	05/01/26		340	354,875
Gtd. Notes, 144A
4.875%	01/15/30		93	95,790
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24		307	327,722
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		298	305,077
4.875%	04/01/27		22	22,736
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22		50	53,625
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		436	447,859

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (continued)
Marriott International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.103%(c)	03/08/21		70	$70,192
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%
3.120%(c)	12/01/20		230	230,879
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		528	563,640
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	2,205	2,216,025
5.500%	04/15/27		45	47,194
5.750%	06/15/25		336	365,501
6.000%	03/15/23		205	222,169
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		177	177,442
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22		6	6,090
5.400%	04/01/24		50	52,372
5.750%	04/01/27		68	70,975
6.350%	10/01/25		64	69,680
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		780	805,584

				7,326,425

Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		175	180,679
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, Series I, MTN, 3 Month LIBOR + 0.390%
2.915%(c)	05/17/21		350	350,844
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		335	340,025
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24		533	510,347

				1,381,895

Machinery-Diversified — 0.0%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23		107	110,478
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%
2.872%(c)	06/07/21		216	216,627
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25		225	227,813
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		315	328,387

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (continued)
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		108	$113,805
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		90	92,925

				1,090,035

Media — 1.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	430	440,750
7.500%	05/15/26		400	402,040
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22		67	68,089
Sr. Unsec’d. Notes, 144A
10.500%	05/15/27		200	205,500
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		59	59,590
5.000%	04/01/24		380	390,925
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22		215	225,750
8.000%	04/15/20		93	96,053
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		100	105,259
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		171	173,702
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		69	70,463
5.125%	05/01/27	(a)	1,685	1,744,582
5.375%	05/01/25		140	144,725
5.500%	05/01/26	(a)	799	836,193
5.750%	02/15/26		3,040	3,188,200
5.875%	04/01/24		1,320	1,379,400
5.875%	05/01/27		75	79,125
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		1,393	1,511,405
Gtd. Notes, Series A
6.500%	11/15/22		207	211,657
Gtd. Notes, Series B
6.500%	11/15/22		2,844	2,897,325
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.440%
2.759%(c)	10/01/21		110	110,430
Gtd. Notes
3.600%	03/01/24		160	168,716
4.049%	11/01/52		267	281,556
4.200%	08/15/34		700	776,087
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28		200	207,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
5.500%	05/15/26		800	$838,960
5.500%	04/15/27		200	210,000
6.500%	02/01/29		825	900,281
6.625%	10/15/25		905	968,350
Sr. Unsec’d. Notes
5.250%	06/01/24		193	200,479
6.750%	11/15/21		37	39,590
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		485	555,931
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26		102	101,725
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40		100	117,431
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	603	582,649
5.125%	05/01/20		45	45,225
5.875%	07/15/22		57	57,855
5.875%	11/15/24	(a)	3,095	2,928,644
6.750%	06/01/21		531	556,886
7.750%	07/01/26	(a)	384	372,480
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24	(a)	305	321,394
Sec’d. Notes, 144A
6.500%	05/01/27		260	270,400
GCI LLC,
Sr. Unsec’d. Notes
6.750%	06/01/21		476	476,000
6.875%	04/15/25		60	62,550
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		100	101,875
5.875%	07/15/26		237	245,887
Sr. Unsec’d. Notes, 144A
7.000%	05/15/27		398	431,830
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27		340	355,875
Sr. Sec’d. Notes
6.375%	05/01/26		124	132,225
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes^
9.000%	12/31/99		500	—
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30		115	114,713
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	(a)	265	281,199
Nexstar Broadcasting, Inc.,
Gtd. Notes
5.875%	11/15/22		83	84,868
Gtd. Notes, 144A
5.625%	08/01/24		500	517,980

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Nexstar Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/27		89	$91,114
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		104	111,280
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22	(a)	250	254,062
Gtd. Notes, 144A
5.625%	08/01/24		684	699,390
5.875%	03/15/26		8	8,178
Sirius XM Radio, Inc.,
Gtd. Notes
5.375%	07/15/26		45	46,631
Gtd. Notes, 144A
4.625%	05/15/23		68	68,680
5.000%	08/01/27		100	101,740
5.375%	04/15/25		1,017	1,048,781
5.375%	07/15/26		434	449,732
6.000%	07/15/24		695	714,286
Sr. Unsec’d. Notes, 144A
5.500%	07/01/29		113	115,848
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		150	193,896
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		431	443,930
Gtd. Notes, 144A
5.500%	09/15/24		35	35,875
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		300	305,579
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		377	508,056
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		215	223,654
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		45	43,988
5.125%	02/15/25		107	101,784
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		938	964,086
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57		394	402,077
6.250%(ff)	02/28/57		77	79,695
Sr. Unsec’d. Notes
3.875%	04/01/24		200	208,389
6.875%	04/30/36		100	126,704
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27		178	185,787

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
5.375%	06/15/24	622	$665,540
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	225	230,560
5.500%	08/15/26	630	652,837
Walt Disney Co. (The),
Gtd. Notes, 144A
7.430%	10/01/26	100	128,461
7.625%	11/30/28	100	135,220
7.700%	10/30/25	100	130,260
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	295	300,077

			37,424,731

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	45	39,938
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	165	167,062
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	94	99,229

			306,229

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	616	650,650
7.000%	09/30/26	200	214,000
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	100	121,577
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24	49	47,714
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24	250	256,250
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22	34	35,127
5.125%	03/15/23	30	31,012
5.125%	05/15/24	71	73,662
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	273	274,024
3.875%	03/15/23	660	660,000
4.000%	11/14/21	130	132,437
4.550%	11/14/24	330	337,342
5.400%	11/14/34	9	8,618
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.625%	04/29/24	200	211,147

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	178	$169,901
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	50	51,500
7.625%	01/15/25	70	72,275
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	45	46,800
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	55	37,950
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	105	106,312
6.250%	08/15/24	445	466,565
Vale Canada Ltd. (Brazil),
Sr. Unsec’d. Notes
7.200%	09/15/32	100	114,755

			4,119,618

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	111	115,718
EnPro Industries, Inc.,
Gtd. Notes
5.750%	10/15/26	150	153,375
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	59	55,018
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	634	634,396
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19	530	531,737
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	215	224,008
5.550%	01/05/26	200	223,358
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	200	242,360

			2,179,970

Multi-National — 0.0%
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	626,560

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	65	66,138
5.000%	09/01/25	305	317,581

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Office/Business Equipment (continued)
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/24		24	$21,660
4.950%	04/01/23		101	95,192
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23		167	169,991

				670,562

Oil & Gas — 0.8%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	03/31/25		450	475,312
Anadarko Finance Co.,
Gtd. Notes, Series B
7.500%	05/01/31		160	212,192
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		552	529,920
5.625%	06/01/23	(a)	424	409,245
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.875%	02/24/22		28	26,880
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		10	10,000
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.279%	09/19/27		300	309,993
3.814%	02/10/24		250	264,550
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25		407	382,580
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		14	11,760
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		98	73,868
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		13	13,130
6.375%	07/01/26		28	28,280
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		339	413,192
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	256	247,040
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23		200	205,782
6.750%	11/15/39		268	320,284
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27		55	55,550

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Chesapeake Energy Corp.,
Gtd. Notes
7.000%	10/01/24		95	$85,262
7.500%	10/01/26		110	97,900
8.000%	01/15/25		61	56,578
8.000%	06/15/27	(a)	298	262,612
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		90	90,000
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		200	200,298
ConocoPhillips Co.,
Gtd. Notes, 3 Month LIBOR + 0.900%
3.418%(c)	05/15/22		180	182,373
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		180	129,600
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.250%	03/31/22		190	178,125
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39		49	32,830
7.875%	08/15/25		10	9,500
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		125	145,475
Ensco Rowan PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25		13	9,555
5.750%	10/01/44		142	81,650
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25		50	10,875
9.375%	05/01/24		867	199,410
Sr. Sec’d. Notes, 144A
7.750%	05/15/26		691	616,717
8.000%	11/29/24		330	224,400
Equinor ASA (Norway),
Gtd. Notes
2.650%	01/15/24		214	216,957
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
7.375%	05/15/24		48	41,040
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24		32	24,720
6.375%	05/15/25		34	26,308
6.375%	01/15/26		65	49,238
6.625%	05/01/23		130	111,800
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25		220	66,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		103	102,485

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
5.750%	10/01/25		19	$19,048
6.250%	11/01/28		152	152,760
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		118	119,180
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		437	416,242
7.000%	03/31/24		452	429,400
Sec’d. Notes, 144A
6.500%	01/15/25		615	618,075
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23		15	14,025
5.750%	02/01/25	(a)	333	295,121
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		150	159,557
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		53	28,223
6.200%	08/01/40		41	22,960
8.950%	04/01/45		16	10,400
Gtd. Notes, 144A
7.875%	02/01/26		7	6,022
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
9.500%	05/15/23		254	262,536
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		97	96,757
6.875%	01/15/23	(a)	471	471,000
Gtd. Notes, 144A
6.250%	05/01/26	(a)	305	295,087
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		265	268,975
5.375%	01/15/25		80	82,000
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		82	85,076
7.250%	06/15/25		70	73,325
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26		27	26,528
6.125%	09/15/24		63	63,000
Petro-Canada (Canada),
Sr. Unsec’d. Notes
7.875%	06/15/26		300	376,151
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27		420	414,708
6.500%	01/23/29		100	96,750
6.625%	06/15/35		150	138,562
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		11	10,175

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
7.750%	12/15/23		330	$336,501
Gtd. Notes, 144A
7.125%	01/15/26	(a)	169	163,507
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	44	42,350
5.375%	10/01/22		18	17,505
5.625%	03/01/26		53	49,820
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	292	256,230
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		33	30,401
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25		510	470,730
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	(a)	300	275,250
6.625%	01/15/27		53	49,025
6.750%	09/15/26		80	75,000
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25		199	181,587
7.500%	04/01/26	(a)	247	234,003
SRC Energy, Inc.,
Gtd. Notes
6.250%	12/01/25		83	75,530
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		54	55,148
5.500%	02/15/26		91	94,754
5.875%	03/15/28		16	16,580
Gtd. Notes, 144A
6.000%	04/15/27		199	208,950
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		272	276,583
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25		431	443,848
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27		214	226,171
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38		28	21,000
7.500%	04/15/31		105	89,250
9.350%	12/15/41		198	179,190
Gtd. Notes, 144A
7.250%	11/01/25		163	154,442
7.500%	01/15/26		94	89,535
9.000%	07/15/23		197	209,805
Tullow Oil PLC (Ghana),
Gtd. Notes, 144A
7.000%	03/01/25		200	203,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Ultra Resources, Inc.,
Sec’d. Notes
11.000%	07/12/24		377	$143,260
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		177	160,185
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23		336	321,720
Whiting Petroleum Corp.,
Gtd. Notes
6.625%	01/15/26	(a)	377	363,569
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		210	239,400

				18,046,988

Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		85	86,063
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	110,134
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
8.500%	06/15/26		105	73,500
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		171	167,794
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28		114	112,860
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24		111	118,492
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		164	168,609
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26		26	27,492
Gtd. Notes, 144A
6.875%	09/01/27		11	11,551

				876,495

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25	(a)	805	834,181
7.250%	05/15/24		1,010	1,064,287
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		200	203,250
Berry Global Escrow Corp.,
Sec’d. Notes, 144A
5.625%	07/15/27		80	83,200

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (continued)
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		358	$365,608
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
5.350%	04/01/20		200	204,544
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		552	552,276
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		50	51,375
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27		381	393,383
Intertape Polymer Group, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	10/15/26		55	56,856
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		38	38,190
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25		170	177,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes
5.750%	10/15/20		1,002	1,004,563
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.500%
6.097%(c)	07/15/21		110	110,000
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		65	68,250

				5,207,188

Pharmaceuticals — 0.5%
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37		60	81,963
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		388	426,614
9.250%	04/01/26		248	277,462
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		16	16,128
5.875%	05/15/23		429	433,985
6.125%	04/15/25	(a)	2,061	2,104,734
7.000%	01/15/28		799	827,964
7.250%	05/30/29		98	101,920
9.000%	12/15/25		731	816,746
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		909	947,632
5.750%	08/15/27		93	97,741
6.500%	03/15/22		68	70,465
7.000%	03/15/24		302	320,905

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.979%(c)	06/25/21		200	$198,657
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%
2.905%(c)	05/16/22		46	46,109
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26		145	150,657
3.400%	07/26/29		330	345,491
4.125%	06/15/39		75	80,881
Cigna Corp.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.650%
3.060%(c)	09/17/21		580	580,245
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.173%(c)	03/09/21		60	60,265
Sr. Unsec’d. Notes
4.100%	03/25/25		110	116,016
4.780%	03/25/38		780	813,676
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36		294	311,796
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		357	257,040
Sr. Sec’d. Notes, 144A
5.875%	10/15/24		200	190,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.625%	10/15/23	(a)	387	292,185
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		363	356,648
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		370	373,103
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
2.960%(c)	08/20/21		100	99,258

				10,796,286

Pipelines — 0.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.375%	05/01/24		190	199,025
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		255	253,406
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25		500	524,498
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		455	461,256
Buckeye Partners LP,
Jr. Sub. Notes
6.375%(ff)	01/22/78		115	82,800

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Sr. Unsec’d. Notes
5.600%	10/15/44		300	$247,176
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		185	206,044
7.000%	06/30/24		115	132,261
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26		46	48,530
Sr. Sec’d. Notes
5.250%	10/01/25		113	116,814
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26		42	39,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		178	180,225
6.250%	04/01/23		235	239,700
Gtd. Notes, 144A
5.625%	05/01/27		135	134,662
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		121	121,908
4.950%	04/01/22		35	36,313
5.375%	07/15/25		95	100,106
5.600%	04/01/44		35	32,900
Gtd. Notes, 144A
6.750%	09/15/37		95	102,125
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25		200	198,000
Energy Transfer Operating LP,
Gtd. Notes
4.750%	01/15/26		275	294,688
7.500%	07/01/38		100	127,159
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—	(rr)	194	152,775
Sr. Unsec’d. Notes
4.150%	06/01/25		97	95,060
4.400%	04/01/24		256	258,875
4.850%	07/15/26		102	102,765
5.600%	04/01/44		185	169,737
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		250	257,095
3.750%	02/15/25		400	423,164
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28		140	147,369
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		158	152,075
6.000%	05/15/23		10	9,925
6.500%	10/01/25		15	14,663
6.750%	08/01/22		105	105,919

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		120	$124,800
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		102	102,184
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		220	218,064
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		430	450,106
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		100	100,750
6.000%	06/01/26		69	71,415
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25		300	326,126
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		77	79,406
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		300	309,126
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B
6.125%(ff)	—	(rr)	160	152,400
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		400	405,687
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25		143	138,710
7.250%	03/15/26		61	59,475
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		95	93,647
5.625%	11/15/23		80	76,400
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		120	167,881
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		125	120,000
5.750%	04/15/25		77	67,375
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		738	840,460
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23		50	50,689
5.500%	09/15/24		92	94,990
5.500%	01/15/28		120	121,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		119	119,000

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
5.125%	02/01/25	208	$214,760
6.750%	03/15/24	265	275,600
Gtd. Notes, 144A
6.500%	07/15/27	801	874,091
6.875%	01/15/29	25	27,717
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	184,757
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
6.200%	10/15/37	150	188,070
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	58	55,825
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21	40	44,374

			11,924,153

Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	358	357,089
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	60	61,200

			418,289

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	294	303,507
5.000%	02/15/24	126	138,718
5.900%	11/01/21	100	107,618
American Tower Trust,
Asset-Backed, 144A
3.070%	03/15/48	100	101,625
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	260	263,689
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	209,633
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	200	206,070
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	212	218,360
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	75	72,938
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.375%	03/15/27	60	63,150

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		100	$102,776
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		126	130,337
EPR Properties,
Gtd. Notes
4.950%	04/15/28		83	89,278
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		125	127,500
5.750%	01/01/25		135	140,535
5.875%	01/15/26		500	529,375
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		220	225,397
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		453	463,759
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		130	116,350
5.875%	10/15/24		520	457,600
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28		330	363,650
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24		66	67,320
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20		90	90,052
3.875%	08/15/24		200	209,681
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24		125	128,573
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		464	468,705
Gtd. Notes, 144A
4.875%	09/15/27	(a)	387	383,614
5.250%	03/15/28		149	149,186
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		170	183,175
Gtd. Notes, 144A
5.750%	02/01/27		107	115,293
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27		200	204,215
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.600%	02/01/20		200	200,634
3.750%	08/15/19		400	400,122

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		130	$129,837
5.000%	04/15/23		375	380,156
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.000%	10/01/22		13	13,179
4.875%	09/01/24		195	200,850
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25		200	204,527
UDR, Inc.,
Gtd. Notes, MTN
3.500%	07/01/27		160	164,267
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	(a)	240	222,600
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		211	200,450
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		200	209,663
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		397	438,957
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24		100	107,385

				9,304,306

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	(a)	348	351,915
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		40	41,300
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25		37	39,220
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24		69	70,898
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		347	345,265
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29		155	161,840
4.550%	04/05/49		155	166,405
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		100	113,915
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24		486	199,309

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
8.750%	10/25/24		465	$197,334
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24		146	119,410
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26	(a)	136	131,920
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	(a)	629	655,733
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		730	684,375
8.875%	06/01/25		212	203,520
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		709	687,730
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		555	468,281
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		545	541,790
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	(a)	384	382,080

				5,562,240

Semiconductors — 0.1%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27		227	225,604
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36		200	205,335
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		600	587,941
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		340	342,550
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		218	228,355
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		915	972,188

				2,561,973

Software — 0.4%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26		215	224,202
Camelot Finance SA,
Gtd. Notes, 144A
7.875%	10/15/24		108	113,265
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26		75	79,313

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (continued)
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		233	$241,446
First Data Corp.,
Sec’d. Notes, 144A
5.750%	01/15/24		1,853	1,905,116
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		410	417,380
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		157	170,541
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	(a)	1,789	1,820,486
IQVIA, Inc.,
Gtd. Notes, 144A
4.875%	05/15/23		88	90,310
5.000%	10/15/26		465	480,112
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26		525	527,654
MSCI, Inc.,
Gtd. Notes, 144A
5.375%	05/15/27		135	144,450
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	(a)	245	255,486
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23		95	97,613
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		700	796,523
6.125%	07/08/39		125	171,357
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	268	245,890
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		115	124,344
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		329	341,338

				8,246,826

Telecommunications — 1.4%
Altice SA (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24	(a)	118	121,540
7.375%	05/01/26		1,250	1,281,250
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22		400	408,872
Anixter, Inc.,
Gtd. Notes, 144A
6.000%	12/01/25		180	195,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc.,
Sr. Unsec’d. Notes
4.900%	08/15/37		1,000	$1,077,836
5.350%	09/01/40		273	308,147
Avaya, Inc., Escrow Shares, First Lien
7.000%	04/01/99^	(a)	235	24
9.000%	04/01/99^		180	18
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		100	150,822
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		593	604,860
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	(a)	228	228,000
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22		270	281,475
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23		350	377,562
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24		103	113,944
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	353	311,522
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		83	70,550
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		83	72,210
6.000%	06/15/25		1,050	984,070
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		185	176,490
8.250%	03/01/27	(a)	247	251,903
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		115	118,019
6.000%	03/01/26		777	796,425
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27		150	153,778
DKT Finance ApS (Denmark),
Sr. Sec’d. Notes, 144A
9.375%	06/17/23	(a)	200	216,500
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		934	903,944
Frontier Communications Corp.,
Sec’d. Notes
8.500%	04/01/26		85	82,450
Sec’d. Notes, 144A
8.500%	04/01/26		715	693,550
Sr. Sec’d. Notes, 144A
8.000%	04/01/27		330	343,200
Sr. Unsec’d. Notes
6.875%	01/15/25		342	191,520
7.125%	01/15/23		25	14,938

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
7.625%	04/15/24		64	$36,320
11.000%	09/15/25		720	446,400
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		63	29,831
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		110	115,637
Sr. Sec’d. Notes
5.250%	08/01/26		212	217,830
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		649	592,212
Gtd. Notes, 144A
8.500%	10/15/24		943	933,570
9.750%	07/15/25		753	768,060
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		634	660,945
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		208	209,737
5.375%	01/15/24		306	312,885
5.375%	05/01/25		504	520,380
5.625%	02/01/23		379	383,722
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22		416	419,640
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
4.375%	06/12/27		35	35,919
6.625%	05/15/39		100	109,719
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		510	507,450
Qwest Corp.,
Sr. Unsec’d. Notes
6.875%	09/15/33		174	173,814
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		100	100,951
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		1,933	2,237,447
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		65	66,625
Sr. Unsec’d. Notes
6.000%	11/15/22		198	206,415
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		847	898,074
7.250%	09/15/21		109	115,812
7.625%	02/15/25		2,898	3,086,370
7.625%	03/01/26		426	454,116
7.875%	09/15/23	(a)	775	841,844

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		358	$365,160
6.375%	11/15/33		278	288,425
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		200	207,000
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		632	647,010
4.750%	02/01/28	(a)	696	716,080
6.000%	04/15/24		19	19,808
6.375%	03/01/25		305	316,742
6.500%	01/15/26		1,050	1,135,113
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
6.000%	04/15/24^		19	—
Sr. Unsec’d. Notes
4.500%	02/01/26^		156	—
4.750%	02/01/28^		266	—
6.375%	03/01/25^		205	—
6.500%	01/15/24^		435	—
6.500%	01/15/26^		1,170	—
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		370	392,903
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		450	487,396
4.500%	08/10/33		400	450,627
4.672%	03/15/55		85	96,388
4.862%	08/21/46		83	96,636
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26		200	193,600
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25	(d)	896	620,480
Sr. Sec’d. Notes, 144A
8.625%	10/31/25	(d)	125	127,500

				31,173,312

Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25		1,331	1,369,266
Sr. Unsec’d. Notes
3.150%	03/15/23		66	62,700

				1,431,966

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.400%	06/01/41		115	145,448
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31		150	208,250

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (continued)
J.B. Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24		150	$156,868
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52		100	104,232
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	(a)	359	372,014
6.500%	06/15/22		214	218,280
6.750%	08/15/24		312	332,670

				1,537,762

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%
3.470%(c)	06/01/21		120	120,601
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.375%	05/01/26		300	308,760
5.125%	10/01/23		130	137,605
5.250%	05/15/24		83	88,677
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22		59	59,885
5.000%	08/01/24		85	88,506
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		158	163,081
5.250%	08/15/22		105	110,859
5.500%	02/15/24		198	213,440
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23		375	394,356

				1,685,770

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	316,837

TOTAL CORPORATE BONDS (cost $335,820,044)				339,936,340

MUNICIPAL BONDS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39		175	234,983
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		180	270,567

				505,550

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40		150	192,032

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (continued)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	$317,096
5.647%	11/01/40	220	290,908

			800,036

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	234,859

TOTAL MUNICIPAL BONDS (cost $1,227,840)			1,540,445

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.0%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 5A1
4.585%(cc)	09/25/35	47	42,511
Alternative Loan Trust,
Series 2005-63, Class 1A1
3.981%(cc)	12/25/35	1,949	1,889,465
Series 2005-64CB, Class 1A15
5.500%	12/25/35	2,158	2,140,588
Series 2005-J06, Class 2A1
5.500%	07/25/25	10	9,399
Series 2005-J14, Class A3
5.500%	12/25/35	3,731	3,203,210
Series 2006-41CB, Class 2A13
5.750%	01/25/37	2,961	2,472,332
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500%
2.904%(c)	04/25/36	60	34,812
American Home Mortgage Assets Trust,
Series 2006-02, Class 2A1, 1 Month LIBOR + 0.190%
2.594%(c)	09/25/46	290	275,312
Angel Oak Mortgage Trust I LLC,
Series 2018-02, Class A2, 144A
3.776%(cc)	07/27/48	69	69,920
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	112	114,300
Antler Mortgage Trust,
Series 2018-RTL01, Class A1, 144A
4.335%	07/25/22	134	134,848
Arroyo Mortgage Trust,
Series 2018-01, Class A1, 144A
3.763%(cc)	04/25/48	216	221,442
Series 2019-01, Class A2, 144A
4.057%(cc)	01/25/49	144	147,895
Banc of America Alternative Loan Trust,
Series 2004-06, Class 4A1
5.000%	07/25/19	11	11,772
Banc of America Funding Trust,
Series 2005-01, Class 1A1
5.500%	02/25/35	183	187,004
Series 2005-07, Class 30PO, PO
4.220%(s)	11/25/35	27	22,944
Series 2006-01, Class 2A1
5.500%	01/25/36	9	9,083

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-D, Class 5A2
4.359%(cc)	05/20/36	12	$11,399
Series 2007-05, Class 4A1, 1 Month LIBOR + 0.370%
2.774%(c)	07/25/37	4,403	2,951,528
Series 2014-R07, Class 1A1, 144A, 1 Month LIBOR + 0.150%
2.554%(c)	05/26/36	89	86,576
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140%
2.544%(c)	09/26/36	44	43,173
Series 2015-R04, Class 5A1, 144A, 1 Month LIBOR + 0.150%
2.580%(c)	10/25/36	215	209,800
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
4.861%(cc)	05/25/34	2	1,888
Series 2004-D, Class 2A2
4.861%(cc)	05/25/34	15	15,104
Series 2007-03, Class 1A1
6.000%	09/25/37	90	87,918
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,475	1,122,635
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	1,080	901,781
Bear Stearns ARM Trust,
Series 2003-04, Class 3A1
4.680%(cc)	07/25/33	67	68,535
Series 2005-12, Class 22A1
4.551%(cc)	02/25/36	59	59,679
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC05, Class A1
5.750%	10/25/34	95	98,399
Bellemeade Re Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300%
3.704%(c)	03/25/29	3,602	3,602,359
Bunker Hill Loan Depositary Trust,
Series 2019-01, Class A2, 144A
3.817%	10/26/48	95	96,213
CHL Mortgage Pass-Through Trust,
Series 2004-05, Class 2A9
5.250%	05/25/34	189	192,099
Series 2007-03, Class A16
6.000%	04/25/37	929	757,357
Series 2007-05, Class A6, 1 Month LIBOR + 0.350%
2.754%(c)	05/25/37	23	15,574
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
3.404%(c)	02/25/49	2,949	2,978,512
Citicorp Mortgage Securities Trust,
Series 2007-05, Class 1A9
6.000%	06/25/37	179	185,477
Citigroup Mortgage Loan Trust,
Series 2006-04, Class 1A1
5.500%	12/25/35	8	8,071
Series 2014-10, Class 1A1, 144A, 1 Month LIBOR + 0.135%
2.565%(c)	11/25/36	134	129,559
Series 2014-10, Class 3A1, 144A
2.828%(cc)	07/25/36	145	141,439

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-10, Class 4A1, 144A
2.599%(cc)	02/25/37	216	$203,903
Series 2014-11, Class 4A1, 144A, 1 Month LIBOR + 0.100%
2.630%(c)	07/25/36	109	104,958
Series 2014-12, Class 1A4, 144A, 1 Month LIBOR + 0.125%
2.602%(c)	08/25/36	405	396,018
Series 2014-12, Class 2A4, 144A
3.671%(cc)	02/25/37	108	108,885
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	91	91,376
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-01, Class 3A4
5.250%	09/25/33	39	39,613
Series 2005-02, Class 2A11
5.500%	05/25/35	114	120,000
COLT Mortgage Loan Trust,
Series 2018-02, Class A1, 144A
3.470%(cc)	07/27/48	2,069	2,076,331
Series 2018-02, Class A2, 144A
3.542%(cc)	07/27/48	85	85,085
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	04/25/31	107	106,731
Series 2019-R01, Class 2M1, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	07/25/31	147	147,361
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450%
4.854%(c)	07/25/31	2,000	2,024,046
Series 2019-R02, Class 1M1, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	08/25/31	305	305,253
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300%
4.704%(c)	08/25/31	2,500	2,521,533
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/31	188	187,681
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-09, Class A11
5.750%	07/25/37	1,418	1,188,437
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	30	29,975
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
4.458%(cc)	07/27/36	12	11,894
Series 2014-10R, Class 4A1, 144A
2.770%(cc)	12/27/36	3	3,013
Series 2014-11R, Class 8A1, 144A, 1 Month LIBOR + 0.340%
2.968%(c)	04/27/37	13	12,845
Series 2014-11R, Class 9A1, 144A, 1 Month LIBOR + 0.140%
2.570%(c)	10/27/36	36	36,188
Credit Suisse Mortgage-Backed Trust,
Series 2006-04, Class 1A8, 1 Month LIBOR + 1.000%
6.000%(c)	05/25/36	1,551	1,298,427
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
4.252%(cc)	06/25/34	35	35,633
Series 2005-04, Class 2A9
5.500%	06/25/35	1,158	1,021,041

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deephave Residential Mortgage Trust,
Series 2019-02A, Class B1, 144A
4.722%(cc)	04/25/59	100	$102,203
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	525	536,799
Deephaven Residential Mortgage Trust,
Series 2017-02A, Class A1, 144A
2.453%(cc)	06/25/47	44	43,499
Series 2018-02A, Class A1, 144A
3.479%(cc)	04/25/58	1,553	1,569,333
Series 2018-02A, Class A2, 144A
3.530%(cc)	04/25/58	101	101,593
Series 2018-03A, Class A1, 144A
3.789%(cc)	08/25/58	1,399	1,417,224
Series 2018-03A, Class A2, 144A
3.891%(cc)	08/25/58	70	70,800
Series 2018-04A, Class A2, 144A
4.182%(cc)	10/25/58	137	139,137
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500%
2.904%(c)	02/25/35	22	21,554
Series 2005-01, Class 2A1
5.348%(cc)	02/25/20	5	4,735
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%
4.204%(c)	04/25/29	320	320,253
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300%
5.704%(c)	04/25/29	780	781,074
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
4.004%(c)	01/25/24	15	15,099
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
5.404%(c)	07/25/24	149	156,032
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.404%(c)	07/25/25	299	326,822
Series 2015-C04, Class 1M2, 1 Month LIBOR + 5.700%
8.104%(c)	04/25/28	430	477,461
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
4.404%(c)	10/25/28	32	32,435
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29	257	257,450
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450%
6.854%(c)	01/25/29	475	506,079
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300%
3.704%(c)	04/25/29	267	267,928
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.704%(c)	07/25/29	346	347,486
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.554%(c)	09/25/29	349	350,471
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
3.354%(c)	10/25/29	355	356,350
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
3.254%(c)	11/25/29	331	331,722
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
2.954%(c)	01/25/30	409	408,668
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
3.154%(c)	02/25/30	303	302,590

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
3.154%(c)	02/25/30	68	$67,626
Series 2017-C07, Class 1M1, 1 Month LIBOR + 0.650%
3.054%(c)	05/28/30	128	127,580
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
3.054%(c)	05/25/30	47	46,835
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
3.004%(c)	07/25/30	747	746,258
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650%
3.054%(c)	08/25/30	153	153,079
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
3.084%(c)	10/25/30	93	92,849
Series 2018-C04, Class 2M1, 1 Month LIBOR + 0.750%
3.154%(c)	12/25/30	94	94,102
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720%
3.124%(c)	01/25/31	577	577,687
Series 2018-C06, Class 1M1, 1 Month LIBOR + 0.550%
2.954%(c)	03/25/31	122	122,051
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550%
2.954%(c)	03/25/31	106	105,645
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	435	503,788
Series 2002-T01, Class A2
7.000%	11/25/31	244	286,424
Series 2002-T04, Class A2
7.000%	12/25/41	346	395,626
Series 2004-T01, Class 1A1
6.000%	01/25/44	244	274,770
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.550%(s)	12/25/24	82	78,651
Series 369, Class 12, IO
5.500%(cc)	05/25/36	323	67,409
Series 383, Class 60, IO
6.500%	10/25/37	87	16,914
Series 416, Class A300
3.000%	11/25/42	1,280	1,299,265
Series 417, Class C11, IO
2.500%	02/25/28	2,862	175,091
Fannie Mae REMIC Trust,
Series 1999-W04, Class A9
6.250%	02/25/29	192	207,321
Series 2001-W03, Class A
6.013%(cc)	09/25/41	235	256,165
Series 2002-W06, Class 2A1
7.000%(cc)	06/25/42	166	183,775
Series 2003-W10, Class 3A5
4.299%	06/25/43	874	923,113
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,019	1,187,921
Series 2004-W12, Class 1A2
6.500%	07/25/44	519	600,980
Series 2005-W01, Class 1A2
6.500%	10/25/44	202	234,893
Series 2007-W07, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530%
4.100%(c)	07/25/37	14	2,220

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-W10, Class 2A
6.315%(cc)	08/25/47	150	$166,537
Series 2009-W01, Class A
6.000%	12/25/49	303	345,843
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	85	90,169
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	51	54,207
Series 1993-141, Class Z
7.000%	08/25/23	66	69,652
Series 1993-147, Class Z
7.000%	08/25/23	52	55,265
Series 1994-29, Class Z
6.500%	02/25/24	97	104,410
Series 1996-4, Class SA, IO, 1 Month LIBOR (1) + 8.500%
6.096%(c)	02/25/24	25	2,808
Series 1997-33, Class PA
8.500%	06/18/27	180	204,375
Series 1997-57, Class PN
5.000%	09/18/27	101	108,018
Series 2001-16, Class Z
6.000%	05/25/31	134	148,197
Series 2001-81, Class HE
6.500%	01/25/32	216	246,905
Series 2002-14, Class A1
7.000%	01/25/42	691	795,084
Series 2002-26, Class A2
7.500%	01/25/48	323	382,942
Series 2002-82, Class PE
6.000%	12/25/32	220	248,516
Series 2002-86, Class PG
6.000%	12/25/32	541	613,920
Series 2002-90, Class A2
6.500%	11/25/42	170	193,074
Series 2003-18, Class A1
6.500%	12/25/42	254	298,509
Series 2003-21, Class OU
5.500%	03/25/33	70	78,476
Series 2003-24, Class MZ
5.500%	04/25/33	271	299,627
Series 2003-48, Class GH
5.500%	06/25/33	1,255	1,409,761
Series 2004-36, Class SA, 1 Month LIBOR (2.750) + 19.525%
12.913%(c)	05/25/34	62	87,125
Series 2004-45, Class ZL
6.000%	10/25/32	200	223,749
Series 2004-68, Class LC
5.000%	09/25/29	198	210,772
Series 2005-102, Class PG
5.000%	11/25/35	640	714,615
Series 2005-110, Class GL
5.500%	12/25/35	498	561,910
Series 2005-22, Class DA
5.500%	12/25/34	37	38,229
Series 2005-30, Class UG
5.000%	04/25/35	329	367,437

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-57, Class NK, 1 Month LIBOR (4) + 22.000%
12.382%(c)	07/25/35	55	$78,235
Series 2005-84, Class XM
5.750%	10/25/35	61	67,839
Series 2005-87, Class QZ
5.000%	10/25/35	76	79,032
Series 2006-02, Class LY, 1 Month LIBOR (16) + 96.000%
8.000%(c)	12/25/35	16	16,928
Series 2006-09, Class KZ
6.000%	03/25/36	278	309,395
Series 2006-20, Class IB, IO, 1 Month LIBOR + 6.590%
4.186%(c)	04/25/36	243	43,139
Series 2006-23, Class NS, 1 Month LIBOR (18) + 108.000%
9.000%(c)	04/25/36	42	53,957
Series 2006-48, Class ND
6.250%	03/25/36	30	30,418
Series 2006-77, Class PC
6.500%	08/25/36	134	150,815
Series 2007-046, Class PA
6.000%	04/25/37	19	19,701
Series 2007-058, Class SV, IO, 1 Month LIBOR (1) + 6.750%
4.346%(c)	06/25/37	233	29,082
Series 2007-079, Class PE
5.000%	08/25/37	592	619,916
Series 2007-102, Class SA, IO, 1 Month LIBOR (1) + 6.400%
3.996%(c)	11/25/37	459	77,172
Series 2008-91, Class SI, IO, 1 Month LIBOR (1) + 6.000%
3.596%(c)	03/25/38	387	42,788
Series 2009-015, Class SA, IO, 1 Month LIBOR (1) + 6.200%
3.796%(c)	03/25/24	42	905
Series 2009-062, Class WA
5.567%(cc)	08/25/39	558	620,078
Series 2009-112, Class ST, IO, 1 Month LIBOR (1) + 6.250%
3.846%(c)	01/25/40	456	70,342
Series 2009-112, Class SW, IO, 1 Month LIBOR (1) + 6.250%
3.846%(c)	01/25/40	299	41,095
Series 2010-10, Class NT
5.000%	02/25/40	1,177	1,287,948
Series 2010-35, Class SB, IO, 1 Month LIBOR (1) + 6.420%
4.016%(c)	04/25/40	130	17,946
Series 2010-49, Class SC, 1 Month LIBOR (2) + 12.660%
7.851%(c)	03/25/40	101	119,582
Series 2010-64, Class DM
5.000%	06/25/40	126	136,052
Series 2011-22, Class MA
6.500%	04/25/38	116	119,113
Series 2011-39, Class ZA
6.000%	11/25/32	266	302,175
Series 2011-52, Class GB
5.000%	06/25/41	354	390,099
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,780,919
Series 2012-16, Class GC
2.500%	11/25/41	1,462	1,470,301
Series 2013-04, Class AJ
3.500%	02/25/43	705	737,368

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-04, Class PC
2.000%	06/25/42	876	$874,882
Series 2013-083, Class CA
3.500%	10/25/37	384	388,698
Series 2013-096, Class YA
3.500%	09/25/38	961	986,932
Series 2013-133, Class NA
3.000%	05/25/36	325	328,148
Series 2014-03, Class AM
2.500%	01/25/32	166	166,558
Series 2014-46, Class TG
3.000%	12/25/40	490	499,005
Series 2014-67, Class GA
3.000%	10/25/39	284	288,806
Series 2014-85, Class GA
3.000%	11/25/40	1,286	1,308,376
Series 2016-05, Class KB
2.500%	02/25/46	510	483,474
Series 2016-11, Class LA
3.500%	05/25/42	756	781,498
Series 2016-25, Class FL, 1 Month LIBOR + 0.500%
2.904%(c)	05/25/46	1,058	1,057,783
Series 2016-59, Class CA
3.500%	09/25/43	697	725,644
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.904%(c)	09/25/46	860	862,559
Series 2016-95, Class UH
3.500%	02/25/45	1,323	1,381,402
Series 2017-14, Class DA
3.000%	02/25/45	711	727,274
Series 2017-41, Class ME
3.000%	05/25/53	7,195	7,338,865
Series 2017-49, Class JA
4.000%	07/25/53	701	735,436
Series 2017-69, Class HA
3.000%	06/25/46	2,963	3,036,907
Series 2019-17, Class JA
3.500%	01/25/47	2,323	2,397,321
Series G93-17, Class S, IO, 1 Month LIBOR (1) + 9.000%
6.596%(c)	04/25/23	86	8,586
Fannie Mae Trust,
Series 2003-W02, Class 2A9
5.900%	07/25/42	115	128,908
Series 2003-W03, Class 2A5
5.356%	06/25/42	253	280,240
Series 2003-W06, Class 1A41
5.398%	10/25/42	780	863,509
Series 2003-W06, Class 3A
6.500%	09/25/42	178	202,413
Series 2003-W12, Class 2A7
4.680%	06/25/43	221	234,765
Series 2004-W02, Class 2A2
7.000%	02/25/44	154	175,659
Series 2004-W02, Class 5A
7.500%	03/25/44	157	178,938
Series 2004-W08, Class 2A
6.500%	06/25/44	169	192,518

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-W04, Class 1A1
6.000%	08/25/45	113	$126,700
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	134	142,462
Freddie Mac REMICS,
Series 1049, Class S, 1 Month LIBOR (3.889) + 39.278%
29.967%(c)	02/15/21	1	615
Series 1621, Class J
6.400%	11/15/23	37	38,709
Series 1630, Class PK
6.000%	11/15/23	95	100,242
Series 1675, Class KZ
6.500%	02/15/24	80	89,059
Series 1680, Class PK
6.500%	02/15/24	91	96,509
Series 1695, Class EB
7.000%	03/15/24	120	128,914
Series 1980, Class Z
7.000%	07/15/27	232	260,938
Series 2353, Class KZ
6.500%	09/15/31	259	301,899
Series 2535, Class AW
5.500%	12/15/32	84	94,853
Series 2557, Class HL
5.300%	01/15/33	593	661,130
Series 2595, Class DC
5.000%	04/15/23	221	226,934
Series 2595, Class GC
5.500%	04/15/23	80	82,471
Series 2611, Class TM, 1 Month LIBOR (10) + 65.000%
10.000%(c)	05/15/33	26	32,201
Series 2626, Class JC
5.000%	06/15/23	510	529,386
Series 2643, Class SA, 1 Month LIBOR (6.500) + 45.500%
29.937%(c)	03/15/32	18	30,868
Series 2764, Class UG
5.000%	03/15/34	1,198	1,321,922
Series 2862, Class GB
5.000%	09/15/24	82	85,039
Series 2885, Class LZ
6.000%	11/15/34	1,465	1,712,990
Series 2893, Class PE
5.000%	11/15/34	300	327,170
Series 2922, Class SU, 1 Month LIBOR + 14.300%
9.512%(c)	02/15/35	64	78,336
Series 2980, Class QA
6.000%	05/15/35	295	336,821
Series 2990, Class SR, IO, 1 Month LIBOR + 6.650%
4.256%(c)	03/15/35	430	33,351
Series 3005, Class ED
5.000%	07/15/25	210	221,479
Series 3017, Class OC, PO
2.800%(s)	08/15/25	53	51,636
Series 3126, Class AO, PO
2.670%(s)	03/15/36	61	54,239

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3187, Class Z
5.000%	07/15/36	468	$514,802
Series 3201, Class IN, IO, 1 Month LIBOR (1) + 6.250%
3.810%(c)	08/15/36	188	18,085
Series 3218, Class HS, IO, 1 Month LIBOR (1) + 7.200%
4.806%(c)	09/15/26	293	33,498
Series 3237, Class BO, PO
3.370%(s)	11/15/36	318	259,323
Series 3306, Class TB, 1 Month LIBOR + 2.750%
5.144%(c)	04/15/37	23	24,321
Series 3306, Class TC, 1 Month LIBOR + 2.210%
4.604%(c)	04/15/37	20	21,114
Series 3383, Class KB
5.500%	11/15/27	1,016	1,054,226
Series 3385, Class SN, IO, 1 Month LIBOR (1) + 6.000%
3.606%(c)	11/15/37	50	5,796
Series 3405, Class PE
5.000%	01/15/38	417	462,819
Series 3443, Class PT
6.500%	03/15/37	613	698,738
Series 3593, Class SL, IO, 1 Month LIBOR (1) + 6.400%
4.006%(c)	11/15/24	130	8,053
Series 3605, Class NC
5.500%	06/15/37	685	765,936
Series 3609, Class SA, IO, 1 Month LIBOR (1) + 6.340%
3.946%(c)	12/15/39	688	104,918
Series 3648, Class CY
4.500%	03/15/30	652	701,676
Series 3662, Class PJ
5.000%	04/15/40	580	642,174
Series 3677, Class PB
4.500%	05/15/40	774	844,184
Series 3688, Class GT
7.360%(cc)	11/15/46	138	161,992
Series 3703, Class DY
4.000%	08/15/30	784	823,039
Series 3737, Class PA
2.000%	04/15/40	327	326,584
Series 3739, Class MC
4.000%	11/15/38	1,270	1,337,114
Series 3740, Class SB, IO, 1 Month LIBOR (1) + 6.000%
3.606%(c)	10/15/40	276	41,760
Series 3784, Class S, IO, 1 Month LIBOR (1) + 6.600%
4.206%(c)	07/15/23	249	16,550
Series 3852, Class QN, 1 Month LIBOR (3.618) + 27.211%
5.500%(c)	05/15/41	220	231,008
Series 3852, Class TP, 1 Month LIBOR (3.667) + 27.500%
5.500%(c)	05/15/41	304	336,057
Series 3855, Class HI, IO
4.000%	02/15/26	92	1,319
Series 3859, Class JB
5.000%	05/15/41	591	648,780
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.894%(c)	07/15/41	189	190,332
Series 4030, Class IL, IO
3.500%	04/15/27	1,712	129,638

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.694%(c)	05/15/40	3,987	$3,978,073
Series 4279, Class JA
3.000%	02/15/37	318	323,495
Series 4374, Class NC
3.750%	02/15/46	463	467,881
Series 4405, Class CA
4.000%	09/15/39	652	666,092
Series 4454, Class DA
3.000%	01/15/41	285	288,872
Series 4471, Class JB
3.500%	09/15/43	1,330	1,452,212
Series 4565, Class DM
3.000%	02/15/42	494	504,604
Series 4566, Class CA
3.000%	01/15/43	356	364,682
Series 4572, Class LD
2.000%	08/15/45	1,590	1,561,851
Series 4631, Class G
2.500%	07/15/45	649	652,669
Series 4685, Class PA
3.000%	11/15/44	2,488	2,556,062
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.744%(c)	12/15/47	3,061	3,047,415
Series 4764, Class NK
3.500%	09/15/43	4,253	4,377,184
Series 4800, Class PA
3.500%	07/15/43	1,483	1,515,427
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.894%(c)	06/15/42	179	179,044
Series 279, Class 35
3.500%	09/15/42	677	706,788
Series 304, Class C32, IO
3.000%	12/15/27	1,474	98,598
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN01, Class M2, 1 Month LIBOR + 2.200%
4.604%(c)	02/25/24	630	640,772
Series 2014-DN02, Class M2, 1 Month LIBOR + 1.650%
4.054%(c)	04/25/24	235	235,902
Series 2015-DN01, Class M3, 1 Month LIBOR + 4.150%
6.554%(c)	01/25/25	245	257,053
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850%
5.254%(c)	04/25/28	106	107,563
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900%
5.304%(c)	07/25/28	132	133,531
Series 2016-DNA02, Class M3, 1 Month LIBOR + 4.650%
7.054%(c)	10/25/28	500	539,861
Series 2016-DNA03, Class M2, 1 Month LIBOR + 2.000%
4.404%(c)	12/25/28	122	122,532
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.654%(c)	11/25/28	136	137,148
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	07/25/29	477	478,858
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	10/25/29	434	436,354

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	03/25/30	423	$423,262
Series 2017-HQA01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	08/25/29	127	127,902
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800%
3.204%(c)	12/25/29	401	401,141
Series 2018-HQA01, Class M1, 1 Month LIBOR + 0.700%
3.104%(c)	09/25/30	296	295,913
Series 2018-HQA02, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	10/25/48	481	481,579
Series 2019-HQA01, Class M1, 144A, 1 Month LIBOR + 0.900%
3.304%(c)	02/25/49	121	121,192
Freddie Mac Structured Pass-Through Certificates,
Series T-58, Class 3A
7.000%	09/25/43	476	574,642
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	5	4,913
Series 2005-AR02, Class 2A
4.345%(cc)	05/25/35	773	766,044
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO, 1 Month LIBOR (1) + 7.000%
4.606%(c)	06/16/32	399	58,153
Series 2002-84, Class PH
6.000%	11/16/32	560	607,874
Series 2003-25, Class PZ
5.500%	04/20/33	364	394,604
Series 2003-58, Class PC
5.000%	07/20/33	1,010	1,103,458
Series 2003-86, Class ZC
4.500%	10/20/33	267	288,897
Series 2004-19, Class KE
5.000%	03/16/34	1,018	1,115,714
Series 2004-86, Class SP, IO, 1 Month LIBOR (1) + 6.100%
3.717%(c)	09/20/34	481	50,348
Series 2004-88, Class ES, IO, 1 Month LIBOR (1) + 6.100%
3.706%(c)	06/17/34	447	26,416
Series 2005-30, Class WD
6.000%	07/20/33	116	119,213
Series 2006-23, Class S, IO, 1 Month LIBOR (1) + 6.500%
4.117%(c)	01/20/36	134	1,645
Series 2006-26, Class S, IO, 1 Month LIBOR (1) + 6.500%
4.117%(c)	06/20/36	326	45,269
Series 2007-16, Class KU, IO, 1 Month LIBOR (1) + 6.650%
4.267%(c)	04/20/37	421	55,226
Series 2007-24, Class SA, IO, 1 Month LIBOR (1) + 6.510%
4.127%(c)	05/20/37	954	162,717
Series 2007-35, Class TE
6.000%	06/20/37	819	926,765
Series 2007-58, Class SD, IO, 1 Month LIBOR (1) + 6.490%
4.107%(c)	10/20/37	582	70,508
Series 2007-59, Class SP, IO, 1 Month LIBOR (1) + 6.670%
4.287%(c)	04/20/37	211	10,891
Series 2008-36, Class AY
5.000%	04/16/23	14	13,750
Series 2008-47, Class ML
5.250%	06/16/38	760	864,153

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2008-62, Class SA, IO, 1 Month LIBOR (1) + 6.150%
3.767%(c)	07/20/38	263	$38,734
Series 2008-73, Class SK, IO, 1 Month LIBOR (1) + 6.740%
4.357%(c)	08/20/38	484	63,696
Series 2008-79, Class SA, IO, 1 Month LIBOR (1) + 7.550%
5.167%(c)	09/20/38	237	33,921
Series 2009-006, Class CI, IO
6.500%	11/16/38	22	440
Series 2009-016, Class SJ, IO, 1 Month LIBOR (1) + 6.800%
4.417%(c)	05/20/37	607	80,960
Series 2009-036, Class IE, IO, 1 Month LIBOR (3.333) + 20.667%
1.000%(c)	09/20/38	1,202	30,021
Series 2009-065, Class LB
6.000%	07/16/39	70	78,763
Series 2009-077, Class CS, IO, 1 Month LIBOR (1) + 7.000%
4.606%(c)	06/16/38	374	24,511
Series 2009-081, Class A
5.750%	09/20/36	139	154,441
Series 2009-106, Class ST, IO, 1 Month LIBOR (1) + 6.000%
3.617%(c)	02/20/38	493	73,346
Series 2009-106, Class XL, IO, 1 Month LIBOR (1) + 6.750%
4.367%(c)	06/20/37	344	32,063
Series 2009-127, Class IA, IO, 1 Month LIBOR (1) + 6.450%
0.450%(c)	09/20/38	1,952	24,111
Series 2010-004, Class SB, IO, 1 Month LIBOR (1) + 6.500%
4.106%(c)	08/16/39	112	2,382
Series 2010-014, Class AO, PO
2.310%(s)	12/20/32	19	18,730
Series 2010-031, Class SK, IO, 1 Month LIBOR (1) + 6.100%
3.717%(c)	11/20/34	307	38,914
Series 2010-085, Class ID, IO
6.000%	09/20/39	286	51,704
Series 2010-129, Class AW
6.001%(cc)	04/20/37	775	862,448
Series 2010-157, Class OP, PO
2.940%(s)	12/20/40	400	346,391
Series 2011-75, Class GP
4.000%	05/20/41	1,527	1,596,922
Series 2013-H04, Class BA
1.650%	02/20/63	725	720,387
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
2.867%(c)	02/20/62	72	71,782
Series 2017-162, Class PL
3.000%	10/20/47	980	943,745
Series 2018-66, Class WA
5.520%(cc)	04/20/48	2,033	2,263,174
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A, 1 Month LIBOR + 0.170%
2.600%(c)	04/26/37	71	69,975
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
4.674%(cc)	09/25/34	58	60,392
Series 2004-6F, Class 2A4
5.500%	05/25/34	101	105,014
Series 2005-7F, Class 3A2, 1 Month LIBOR + 0.500%
2.904%(c)	09/25/35	552	534,664

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-AR07, Class 6A1
4.440%(cc)	11/25/35	1,535		$1,567,683
Series 2006-2F, Class 2A1
5.750%	02/25/36	19		18,402
Series 2006-3F, Class 2A7
5.750%	03/25/36	69		72,981
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
4.150%(cc)	12/19/34	25		22,890
Series 2006-09, Class 2A1A, 1 Month LIBOR + 0.210%
2.600%(c)	11/19/36	76		68,657
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.270%
2.674%(c)	10/25/35	123		123,536
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A2, 144A
3.897%(cc)	06/25/48	111		112,916
Series 2018-02, Class A1, 144A
3.985%(cc)	11/25/58	1,772		1,811,690
Impac CMB Trust,
Series 2005-01, Class 2A1, 1 Month LIBOR + 0.510%
2.914%(c)	04/25/35	177		176,045
JPMorgan Alternative Loan Trust,
Series 2007-A02, Class 12A3, 1 Month LIBOR + 0.190%
2.594%(c)	06/25/37	192		191,596
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	39		38,925
Series 2005-S02, Class 4A3
5.500%	09/25/20	32		29,401
Series 2006-A02, Class 5A1
4.625%(cc)	11/25/33	26		26,826
Series 2006-A02, Class 5A3
4.625%(cc)	11/25/33	98		100,967
Series 2007-A01, Class 5A5
4.697%(cc)	07/25/35	63		65,696
JPMorgan Seasoned Mortgage Trust,
Series 2014-01, Class A2, 144A, 1 Month LIBOR + 0.500%
2.904%(c)	05/25/33	152		151,824
Lehman Mortgage Trust,
Series 2006-04, Class 3A1
5.000%	08/25/21	6		6,077
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	1,140		1,152,645
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
4.682%(cc)	08/25/34	67		69,007
Series 2004-13, Class 3A7
4.663%(cc)	11/21/34	92		95,908
Series 2004-15, Class 4A1
4.212%(cc)	12/25/34	503		503,483
MASTR Alternative Loan Trust,
Series 2003-05, Class 30B1
5.931%(cc)	08/25/33	1,037		1,053,471
Series 2003-08, Class 5A1
5.000%	11/25/18	—	(r)	252

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-01, Class 4A1
5.500%	02/25/34	78		$81,076
Series 2004-03, Class 2A1
6.250%	04/25/34	151		162,255
Series 2005-05, Class 3A1
5.750%	08/25/35	60		48,924
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	242		247,184
Series 2004-06, Class 3A1
5.250%	07/25/19	—	(r)	2
Series 2004-06, Class 4A1
5.000%	07/25/19	—	(r)	1
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	34		35,111
Series 2006-03, Class 30PO, PO
1.750%(s)	10/25/36	95		80,727
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
3.044%(c)	10/25/28	284		284,040
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.904%(c)	05/25/29	275		272,345
Series 2004-HB01, Class A3
4.222%(cc)	04/25/29	81		80,806
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB01, Class A3
4.082%(cc)	03/25/33	148		148,048
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
4.532%(cc)	09/25/34	104		106,996
New Residential Mortgage Loan Trust,
Series 2018-NQM01, Class A2, 144A
4.087%(cc)	11/25/48	91		94,026
Series 2019-NQM01, Class A1, 144A
3.675%(cc)	01/25/49	674		686,551
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A, 1 Month LIBOR + 0.140%
2.880%(c)	12/26/36	47		45,385
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	35		35,744
Prime Mortgage Trust,
Series 2004-02, Class A2
4.750%	11/25/19	8		7,658
Series 2004-CL01, Class 1A1
6.000%	02/25/34	135		143,666
PRPM LLC,
Series 2019-01A, Class A1, 144A
4.500%	01/25/24	1,128		1,140,916
RAAC Trust,
Series 2005-SP01, Class 2A1
5.250%	09/25/34	7		6,827
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	3		2,843
Series 2006-QS04, Class A9
6.000%	04/25/36	1,116		1,050,928

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust,
Series 2004-IP02, Class 1A1
4.588%(cc)	12/25/34	156	$161,465
Series 2006-R01, Class A2, 1 Month LIBOR + 0.400%
2.804%(c)	01/25/46	304	132,488
Residential Mortgage Loan Trust,
Series 2019-01, Class A2, 144A
4.089%(cc)	10/25/58	185	187,854
RFMSI Trust,
Series 2006-S09, Class A1
6.250%	09/25/36	59	58,678
Sequoia Mortgage Trust,
Series 2004-08, Class A2, 6 Month LIBOR + 0.740%
3.494%(c)	09/20/34	174	173,655
Spruce Hill Mortgage Loan Trust,
Series 2019-SH01, Class A1, 144A
3.395%(cc)	04/29/49	2,000	2,018,396
STACR Trust,
Series 2018-HRP01, Class M2, 144A, 1 Month LIBOR + 1.650%
4.054%(c)	04/25/43	761	763,694
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	02/25/47	91	90,844
Starwood Mortgage Residential Trust,
Series 2018-IMC01, Class A2, 144A
3.895%(cc)	03/25/48	108	110,125
Series 2018-IMC02, Class A2, 144A
4.223%(cc)	10/25/48	89	91,116
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.774%(c)	07/25/34	595	602,949
Structured Asset Mortgage Investments II Trust,
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700%
3.090%(c)	03/19/34	498	493,394
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-220A, Class 3A
4.628%(cc)	06/25/33	27	28,032
Series 2003-26A, Class 3A5
4.613%(cc)	09/25/33	155	157,836
Thornburg Mortgage Securities Trust,
Series 2004-03, Class A, 1 Month LIBOR + 0.740%
3.144%(c)	09/25/44	238	237,916
Series 2007-04, Class 3A1
4.129%(cc)	09/25/37	4	4,204
Toorak Mortgage Corp. Ltd.,
Series 2018-01, Class A1, 144A
4.336%	08/25/21	100	100,878
Series 2019-01, Class A1, 144A
4.458%	03/25/22	2,920	2,964,004
Vendee Mortgage Trust,
Series 1996-02, Class 1Z
6.750%	06/15/26	137	151,747
Verus Securitization Trust,
Series 2018-02, Class A1, 144A
3.677%(cc)	06/01/58	520	525,539
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58	71	71,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-03, Class A2, 144A
4.180%(cc)	10/25/58	107	$109,013
Series 2018-INV02, Class A2, 144A
4.401%(cc)	10/25/58	123	126,817
Series 2019-02, Class A1, 144A
3.211%(cc)	04/25/59	178	179,642
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	130	131,957
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	230	233,532
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840%
3.244%(c)	07/25/45	1,919	1,925,471
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR04, Class A7
4.699%(cc)	05/25/33	219	226,049
Series 2003-S01, Class A5
5.500%	04/25/33	129	134,807
Series 2004-S03, Class 3A2
6.000%	07/25/34	181	190,935
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450%
2.854%(c)	09/25/35	19	16,038
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-B, Class A1
4.964%(cc)	02/25/34	27	27,748
Series 2004-EE, Class 2A2
4.959%(cc)	12/25/34	107	111,585
Series 2004-O, Class A1
4.710%(cc)	08/25/34	67	69,275
Series 2005-16, Class A8
5.750%	12/25/35	8	8,890
Series 2005-AR09, Class 3A1
5.026%(cc)	06/25/34	80	83,417
Series 2006-11, Class A8
6.000%	09/25/36	29	27,968
Series 2006-17, Class A1
5.500%	11/25/21	7	6,750
Series 2007-03, Class 3A1
5.500%	04/25/22	1	1,499
Series 2007-11, Class A85
6.000%	08/25/37	74	70,865
Series 2007-11, Class A96
6.000%	08/25/37	9	8,910

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $181,564,148)			184,323,931

SOVEREIGN BONDS — 0.1%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
2.874%(c)	06/25/22	200	200,314
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.575%
3.095%(c)	06/01/21	250	250,538
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	645	657,094

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	$315,212
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	145,668

TOTAL SOVEREIGN BONDS (cost $1,525,829)			1,568,826

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
Fannie Mae Principal Strip, MTN
3.415%(s)	05/15/30	1,750	1,328,186
Federal Home Loan Mortgage Corp.
2.500%	07/01/32	2,666	2,687,410
2.500%	01/01/33	2,668	2,692,126
3.000%	11/01/32	764	781,099
3.000%	06/01/33	1,109	1,131,873
3.000%	06/01/34	2,222	2,268,296
4.000%	01/01/32	447	470,534
4.000%	10/01/42	795	838,668
4.500%	11/01/45	1,437	1,529,581
4.500%	07/01/47	1,331	1,424,683
5.500%	01/01/33	84	90,749
5.500%	06/01/35	231	257,076
6.000%	09/01/35	125	141,311
6.000%	12/01/36	68	76,955
6.500%	05/01/25	53	55,270
6.500%	08/01/27	144	159,413
6.500%	01/01/29	71	75,627
6.500%	05/01/36	42	48,416
6.500%	09/01/36	26	30,549
6.500%	05/01/37	99	114,121
7.000%	09/01/36	55	56,359
7.000%	11/01/37	231	272,799
8.000%	02/01/38	93	101,172
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135%
4.457%(c)	10/01/36	52	54,757
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	2,200	2,186,236
2.350%	05/01/23	1,307	1,315,906
2.619%	12/01/22	819	834,146
2.750%	03/01/22	212	215,291
2.870%	02/01/32	480	486,106
2.960%	04/01/22	1,734	1,777,020
3.000%	06/01/34	3,857	3,934,906
3.025%	08/01/29	1,181	1,224,436
3.030%	12/01/21	1,568	1,598,179
3.060%	08/01/32	860	880,669
3.080%	12/01/29	910	948,853
3.190%	02/01/30	310	324,913
3.240%	01/01/33	710	739,589
3.340%	11/01/30	686	726,418
3.500%	10/01/32	1,021	1,052,409
3.500%	11/01/32	790	813,974
3.500%	03/01/33	938	966,433
3.500%	03/01/38	1,208	1,255,261
3.500%	06/01/43	1,256	1,296,658
3.550%	04/01/30	340	366,489

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.590%	10/01/20	829	$837,377
3.690%	11/01/23	1,334	1,418,326
3.885%	08/01/25	1,803	1,963,933
4.000%	06/01/42	1,751	1,846,529
4.000%	07/01/42	1,006	1,061,297
4.000%	06/01/47	3,278	3,419,026
4.500%	04/01/44	1,189	1,275,558
4.500%	04/01/44	1,420	1,524,177
4.500%	05/01/48	1,315	1,391,821
5.000%	06/01/23	154	158,528
5.000%	07/01/25	177	181,897
5.000%	02/01/35	269	286,276
5.000%	10/01/39	547	594,760
5.000%	01/01/40	1,216	1,341,883
5.000%	01/01/44	1,856	2,011,544
5.500%	09/01/23	31	31,870
5.500%	01/01/38	174	192,626
5.500%	02/01/42	945	1,048,295
6.000%	08/01/21	46	47,071
6.000%	09/01/22	7	7,304
6.000%	01/01/24	135	141,065
6.000%	07/01/24	36	37,224
6.000%	04/01/28	81	88,105
6.000%	05/01/28	50	54,159
6.000%	12/01/32	326	369,550
6.000%	03/01/34	371	420,190
6.000%	04/01/34	68	74,011
6.000%	04/01/35	97	110,388
6.000%	01/01/36	32	35,905
6.000%	08/01/37	55	60,199
6.000%	08/01/37	113	127,828
6.500%	09/01/22	39	40,425
6.500%	12/01/23	50	52,960
6.500%	09/01/28	71	78,206
6.500%	07/01/36	21	23,506
6.500%	05/01/37	15	17,845
6.500%	07/01/37	37	41,397
6.500%	10/01/38	55	64,763
6.500%	10/01/38	80	93,315
8.000%	12/01/36	537	632,287
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375%
4.776%(c)	09/01/37	54	56,963
Government National Mortgage Assoc.
6.000%	08/15/36	1,523	1,737,275
6.000%	09/20/36	79	85,883
6.000%	05/20/38	6	6,582
6.000%	09/20/38	94	107,086
6.000%	03/20/41	46	49,734
6.500%	10/15/23	49	50,684
6.500%	01/15/33	132	154,870
6.500%	01/20/39	43	47,449
6.500%	10/20/39	149	167,927
6.500%	10/20/39	197	224,126
6.500%	12/20/40	465	525,127
7.000%	10/20/38	214	251,723
7.000%	12/20/38	78	93,055
7.500%	01/20/35	167	187,148

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
8.000%	05/20/32		449	$508,122
Residual Funding Corp. Principal Strip
1.227%(s)	01/15/21		995	964,997
2.745%(s)	01/15/30		1,000	777,081
Resolution Funding Corp. Interest Strip
2.690%(s)	10/15/27		235	194,439
2.830%(s)	01/15/26		270	233,574
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48		885	1,180,009
5.880%	04/01/36		3,560	4,909,816
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35		1,260	761,781

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $74,117,222)				76,109,799

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds
2.250%	08/15/46		5,220	4,931,677
2.875%	08/15/45		1,200	1,282,547
3.125%	02/15/43		1,600	1,784,125
3.625%	08/15/43		9,150	11,044,693
3.625%	02/15/44		4,930	5,957,212
3.750%	11/15/43		1,960	2,412,791
U.S. Treasury Notes
0.750%	08/15/19		1,000	998,120
1.375%	04/30/20		194	192,977
1.375%	05/31/20		4,000	3,976,875
1.375%	01/31/21		580	575,922
1.500%	05/15/20		3,000	2,986,758
1.875%	08/31/24		580	582,900
2.000%	01/31/20	(k)	16,385	16,391,265
2.000%	05/31/21		500	502,148
2.000%	10/31/22		780	786,825
2.125%	01/31/21		10,000	10,045,703
2.500%	05/15/24		1,000	1,034,336
2.625%	05/15/21		607	616,061
2.875%	05/15/28		3,229	3,468,016
2.875%	08/15/28		6,500	6,984,961
U.S. Treasury Strips Coupon
2.036%(s)	05/15/20		824	810,539
2.248%(s)	05/15/28		2,085	1,736,473
2.494%(s)	11/15/28		500	411,719
2.595%(s)	11/15/26		600	518,606
2.671%(s)	08/15/20		6,935	6,791,179
2.699%(s)	02/15/27		2,000	1,718,081
4.165%(s)	02/15/30		4,000	3,184,699
4.721%(s)	11/15/27		1,350	1,139,587
U.S. Treasury Strips Principal
1.663%(s)	02/15/20		725	715,640
2.920%(s)	11/15/41		1,200	687,404

TOTAL U.S. TREASURY OBLIGATIONS (cost $89,810,462)				94,269,839

TOTAL LONG-TERM INVESTMENTS (cost $1,903,964,790)				2,007,616,752

		Shares	Value

SHORT-TERM INVESTMENTS — 16.2%
AFFILIATED MUTUAL FUNDS — 16.2%
PGIM Core Ultra Short Bond Fund(w)(u)		273,300,045	$273,300,045
PGIM Institutional Money Market Fund (cost $98,065,300; includes $97,870,814 of cash collateral for securities on loan)(b)(w)		98,041,013	98,070,425

TOTAL AFFILIATED MUTUAL FUNDS (cost $371,365,345)			371,370,470

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.0%
U.S. Treasury Bills
2.385%	08/08/19	291	290,367
2.388%	08/08/19	6	5,987
2.388%	08/08/19	85	84,815

TOTAL U.S. TREASURY OBLIGATIONS (cost $381,044)			381,169

OPTIONS PURCHASED*~ — 0.0%
(cost $118,464)			20,962

TOTAL SHORT-TERM INVESTMENTS (cost $371,864,853)			371,772,601

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 103.6% (cost $2,275,829,643)			2,379,389,353

		Shares

SECURITIES SOLD SHORT — (0.7)%
COMMON STOCKS
Air Freight & Logistics — (0.1)%
CH Robinson Worldwide, Inc.		8,579	(723,638)
XPO Logistics, Inc. *		6,406	(370,331)

			(1,093,969)

Automobiles — (0.0)%
Harley-Davidson, Inc.		16,121	(577,615)

Beverages — (0.0)%
Molson Coors Brewing Co. (Class B Stock)		8,555	(479,080)
National Beverage Corp.		1,333	(59,492)

			(538,572)

Chemicals — (0.0)%
PPG Industries, Inc.		6,695	(781,373)

Electrical Equipment — (0.1)%
Acuity Brands, Inc.		5,438	(749,954)
Emerson Electric Co.		11,336	(756,338)

			(1,506,292)

Energy Equipment & Services — (0.0)%
Halliburton Co.		11,844	(269,333)

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies — (0.1)%
Align Technology, Inc. *	4,587	$(1,255,462)
Zimmer Biomet Holdings, Inc.	1,500	(176,610)

		(1,432,072)

Health Care Providers & Services — (0.1)%
AmerisourceBergen Corp.	6,310	(537,991)
Cardinal Health, Inc.	14,894	(701,507)
CVS Health Corp.	9,140	(498,039)

		(1,737,537)

Hotels, Restaurants & Leisure — (0.0)%
MGM Resorts International	37,324	(1,066,347)

Household Products — (0.1)%
Clorox Co. (The)	8,197	(1,255,043)

Machinery — (0.1)%
Illinois Tool Works, Inc.	2,592	(390,899)
Parker-Hannifin Corp.	6,500	(1,105,065)
Wabtec Corp.	11,071	(794,455)

		(2,290,419)

Road & Rail — (0.1)%
JB Hunt Transport Services, Inc.	13,758	(1,246,192)

Specialty Retail — (0.0)%
Advance Auto Parts, Inc.	6,934	(1,068,807)

TOTAL SECURITIES SOLD SHORT (proceeds received $14,514,892)		(14,863,571)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—102.9% (cost $2,261,314,751)		2,364,525,782
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (2.9)%		(67,145,487)

NET ASSETS — 100.0%		$2,297,380,295

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,084,501 and 0.3% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,221,117; cash collateral of $97,870,814 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2019.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
iShares Russell 2000 ETF	Put	07/19/19	$145.00	482	48	$14,942
S&P 500 Index	Put	07/19/19	$2,725.00	14	1	6,020

Total Options Purchased (cost $118,464)						$20,962

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23	5 Year U.S.Treasury Notes	Sep. 2019	$2,717,594	$29,219
855	10 Year Australian Treasury Bonds	Sep. 2019	679,604,319	948,333
3,395	10 Year U.S. Treasury Notes	Sep. 2019	434,453,906	8,744,031
100	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	17,756,250	706,250
19	ASX SPI 200 Index	Sep. 2019	2,187,254	(7,337)
603	Euro STOXX 50 Index	Sep. 2019	23,765,371	724,049
2	FTSE 100 Index	Sep. 2019	187,166	(210)
98	Mini MSCI EAFE Index	Sep. 2019	9,424,170	268,995
18	Mini MSCI Emerging Markets Index	Sep. 2019	948,060	20,035
540	S&P 500 E-Mini Index	Sep. 2019	79,493,400	1,234,435
106	S&P Mid Cap 400 E-Mini Index	Sep. 2019	20,670,000	357,465
7	TOPIX Index	Sep. 2019	1,007,003	4,049

				13,029,314

Short Positions:
3	90 Day Euro Dollar	Dec. 2019	735,675	(7,387)
2	90 Day Euro Dollar	Jun. 2020	491,900	(6,800)
5	2 Year U.S.Treasury Notes	Sep. 2019	1,075,898	(5,352)
4	5 Year U.S.Treasury Notes	Sep. 2019	472,625	(5,414)
628	10 Year Canadian Government Bonds	Sep. 2019	68,542,660	(735,924)
292	10 Year Euro-Bund	Sep. 2019	57,355,423	(428,914)
38	10 Year U.S. Treasury Notes	Sep. 2019	4,862,813	(75,187)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	710,250	(17,438)
199	ASX SPI 200 Index	Sep. 2019	22,908,610	(213,090)
387	Mini MSCI Emerging Markets Index	Sep. 2019	20,383,290	(925,775)
2,772	MSCI Europe Index	Sep. 2019	70,889,417	(102,441)
310	Russell 2000 E-Mini Index	Sep. 2019	24,290,050	(369,155)
154	S&P/TSX 60 Index	Sep. 2019	22,995,044	(208,536)
80	TOPIX Index	Sep. 2019	11,508,603	(1,345)

				(3,102,758)

				$9,926,556

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/01/19	Citigroup Global Markets, Inc.	GBP	17,182	$21,749,754	$21,824,091	$74,337	$—
Expiring 07/29/19	Australia And New Zealand Banking Group Ltd.	GBP	14,474	18,380,535	18,411,137	30,602	—
Danish Krone,
Expiring 07/01/19	Royal Bank of Canada	DKK	7,826	1,170,651	1,192,602	21,951	—
Expiring 07/29/19	Citigroup Global Markets, Inc.	DKK	2,576	392,932	393,510	578	—
Euro,
Expiring 07/01/19	Citigroup Global Markets, Inc.	EUR	467	521,656	531,162	9,506	—
Expiring 07/01/19	Royal Bank of Scotland PLC	EUR	900	1,012,977	1,023,652	10,675	—
Expiring 07/01/19	Toronto-Dominion Bank	EUR	5,548	6,224,961	6,310,802	85,841	—
Expiring 07/29/19	Citigroup Global Markets, Inc.	EUR	1,300	1,481,258	1,482,140	882	—
Japanese Yen,
Expiring 07/31/19	State Street Bank & Trust Company	JPY	69,300	632,074	644,450	12,376	—
Expiring 07/31/19	State Street Bank & Trust Company	JPY	34,650	316,996	322,225	5,229	—
Expiring 07/31/19	State Street Bank & Trust Company	JPY	34,650	316,775	322,226	5,451	—
Expiring 08/01/19	Toronto-Dominion Bank	JPY	50,433	471,290	469,034	—	(2,256)
Swedish Krona,
Expiring 07/01/19	Citigroup Global Markets, Inc.	SEK	14,401	1,496,698	1,551,197	54,499	—
Expiring 07/01/19	Citigroup Global Markets, Inc.	SEK	3,922	414,945	422,503	7,558	—
Expiring 07/29/19	Royal Bank of Scotland PLC	SEK	5,090	549,991	549,498	—	(493)
Swiss Franc,
Expiring 07/01/19	Royal Bank of Scotland PLC	CHF	2,961	2,976,060	3,034,573	58,513	—

				$58,109,553	$58,484,802	377,998	(2,749)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/19	Royal Bank of Scotland PLC	GBP	2,280	$2,892,529	$2,896,968	$—	$(4,439)
Expiring 08/01/19	Citigroup Global Markets, Inc.	GBP	2,280	2,896,121	2,900,922	—	(4,801)
Danish Krone,
Expiring 07/01/19	Royal Bank of Scotland PLC	DKK	2,488	373,141	379,110	—	(5,969)
Euro,
Expiring 07/01/19	Citigroup Global Markets, Inc.	EUR	74,079	82,729,610	84,256,872	—	(1,527,262)
Expiring 07/01/19	Citigroup Global Markets, Inc.	EUR	800	906,742	909,913	—	(3,171)
Expiring 07/01/19	Royal Bank of Scotland PLC	EUR	600	679,857	682,435	—	(2,578)
Expiring 07/01/19	Royal Bank of Scotland PLC	EUR	550	616,028	625,924	—	(9,896)
Expiring 07/05/19	Citigroup Global Markets, Inc.	EUR	18,753	21,032,244	21,336,675	—	(304,431)
Expiring 07/29/19	Citigroup Global Markets, Inc.	EUR	62,965	71,728,486	71,786,925	—	(58,439)
Expiring 07/29/19	Toronto-Dominion Bank	EUR	1,500	1,685,417	1,710,162	—	(24,745)
Expiring 07/31/19	State Street Bank & Trust Company	EUR	550	632,379	627,159	5,220	—
Expiring 07/31/19	State Street Bank & Trust Company	EUR	275	315,009	313,580	1,429	—
Expiring 07/31/19	State Street Bank & Trust Company	EUR	275	315,939	313,580	2,359	—
Expiring 08/01/19	Citigroup Global Markets, Inc.	EUR	18,753	21,368,327	21,385,460	—	(17,133)
Expiring 08/01/19	Citigroup Global Markets, Inc.	EUR	600	680,297	684,320	—	(4,023)
Hong Kong Dollar,
Expiring 07/05/19	Citigroup Global Markets, Inc.	HKD	32,303	4,118,103	4,135,400	—	(17,297)
Expiring 08/01/19	Citigroup Global Markets, Inc.	HKD	32,303	4,135,835	4,135,957	—	(122)
Japanese Yen,
Expiring 07/05/19	Citigroup Global Markets, Inc.	JPY	718,519	6,576,492	6,668,097	—	(91,605)
Expiring 08/01/19	Citigroup Global Markets, Inc.	JPY	718,519	6,705,101	6,682,305	22,796	—
Expiring 08/01/19	Citigroup Global Markets, Inc.	JPY	45,952	430,448	427,358	3,090	—

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued)
Norwegian Krone,
Expiring 07/01/19	Citigroup Global Markets, Inc.	NOK	1,595	$182,359	$187,004	$—	$(4,645)
Expiring 07/01/19	Citigroup Global Markets, Inc.	NOK	1,494	172,523	175,157	—	(2,634)
Expiring 07/29/19	Royal Bank of Scotland PLC	NOK	3,089	363,168	362,510	658	—
Singapore Dollar,
Expiring 07/05/19	Natwest Markets PLC	SGD	712	517,362	526,606	—	(9,244)
Expiring 08/01/19	Citigroup Global Markets, Inc.	SGD	712	526,263	526,871	—	(608)
Swedish Krona,
Expiring 07/01/19	Citigroup Global Markets, Inc.	SEK	2,009	209,998	216,372	—	(6,374)
Expiring 07/01/19	Citigroup Global Markets, Inc.	SEK	1,535	160,444	165,314	—	(4,870)
Expiring 07/01/19	Royal Bank of Scotland PLC	SEK	4,014	416,546	432,369	—	(15,823)
Swiss Franc,
Expiring 07/01/19	Citigroup Global Markets, Inc.	CHF	4,362	4,338,111	4,469,531	—	(131,420)
Expiring 07/05/19	Royal Bank of Scotland PLC	CHF	726	721,076	744,061	—	(22,985)
Expiring 07/05/19	Toronto-Dominion Bank	CHF	1,483	1,484,006	1,520,261	—	(36,255)
Expiring 07/29/19	Royal Bank of Scotland PLC	CHF	3,846	3,953,573	3,951,335	2,238	—
Expiring 08/02/19	Citigroup Global Markets, Inc.	CHF	2,209	2,272,131	2,270,429	1,702	—

				$246,135,665	$248,406,942	39,492	(2,310,769)

						$417,490	$(2,313,518)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/01/19	Buy	EUR	324	GBP	290	$761	$—	Citigroup Global Markets, Inc.
07/01/19	Buy	EUR	370	DKK	2,763	—	(150)	Citigroup Global Markets, Inc.
07/01/19	Buy	EUR	378	CHF	423	—	(3,581)	Royal Bank of Scotland PLC
07/01/19	Buy	EUR	535	SEK	5,676	—	(2,850)	Royal Bank of Scotland PLC
07/01/19	Buy	EUR	1,806	CHF	2,022	—	(18,050)	Citigroup Global Markets, Inc.
07/01/19	Buy	EUR	2,736	GBP	2,418	40,084	—	Royal Bank of Scotland PLC

						$40,845	$(24,631)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	06/20/24	1.000%(Q)	1,650	$(41,936)	$(44,182)	$(2,246)
United Mexican States	06/20/24	1.000%(Q)	1,920	29,508	9,368	(20,140)

				$(12,428)	$(34,814)	$(22,386)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.EM.31.V1	06/20/24	1.000%(Q)	1,690	$58,258	$52,804	$(5,454)
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	300	(18,900)	(23,041)	(4,141)
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	2,480	(39,037)	(53,799)	(14,762)
iTraxx Europe S31.V1	06/20/24	1.000%(Q)	EUR 4,690	(83,410)	(128,920)	(45,510)

				$(83,089)	$(152,956)	$(69,867)

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Buy Protection(1):
ABX.6.V2	05/25/46	0.110%(Q)	190	$13,775	$—	$13,775	Barclays Bank PLC
ABX.6.V2	05/25/46	0.110%(Q)	170	12,325	—	12,325	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(Q)	150	10,875	—	10,875	Bank of America, N.A.
ABX.6.V2	05/25/46	0.110%(Q)	90	6,525	—	6,525	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(Q)	70	5,075	—	5,075	Bank of America, N.A.
CDX.IOS.10.V1	01/21/41	5.000%(S)	580	3,172	—	3,172	Citigroup Global Markets, Inc.
CDX.IOS.10.V1	01/21/41	5.000%(S)	580	3,172	—	3,172	Citigroup Global Markets, Inc.
CDX.IOS.11.V1	01/12/42	4.000%(M)	490	(2,986)	—	(2,986)	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	450	2,742	—	2,742	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(S)	440	2,681	—	2,681	Citigroup Global Markets, Inc.
CDX.IOS.11.V1	12/12/42	4.000%(M)	440	2,681	—	2,681	Citigroup Global Markets, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(121)	—	(121)	Barclays Bank PLC
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(121)	—	(121)	Citigroup Global Markets, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(121)	—	(121)	Goldman Sachs International
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(121)	—	(121)	Goldman Sachs International
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(121)	—	(121)	Morgan Stanley Capital Services, LLC
CMBX.NA.BBB.4.V1	02/17/51	5.000%(M)	350	289,118	—	289,118	Citigroup Global Markets, Inc.

				$348,550	$—	$348,550

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A	7/08/19	GBP	677	$119,693	$—	$119,693
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	631	124,953	—	124,953
AVEVA Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	335	15,569	—	15,569
BHP Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	723	96,080	—	96,080
Burford Capital Ltd.(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	357	12,557	—	12,557
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	1,714	(10,209)	—	(10,209)

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Fevertree Drinks PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	264	$(41,289)	$—	$(41,289)
GlaxoSmithKline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	1,620	14,786	—	14,786
Imperial Brands PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	254	(34,921)	—	(34,921)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	487	18,877	—	18,877
Micro Focus International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	322	26,694	—	26,694
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	323	(8,488)	—	(8,488)
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	1,242	125,624	—	125,624
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	346	1,189	—	1,189
Trainline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/08/19	GBP	238	(3,407)	—	(3,407)

						$457,708	$—	$457,708

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$908,163	$(101,905)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$225,000	$—
Goldman Sachs & Co. LLC	7,001,323	16,575,622

Total	$7,226,323	$16,575,622

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$572,544,128	$313,752,188	$296,875
Preferred Stocks	22,633,499	1,639,162	416,048
Rights	—	—	9,486
Warrants	139,956	271	—
Asset-Backed Securities
Automobiles	—	68,020,535	—
Consumer Loans	—	9,620,864	—
Credit Cards	—	2,902,754	—
Home Equity Loans	—	12,714,078	—
Manufactured Housing	—	546,840	—
Other	—	12,433,841	—
Residential Mortgage-Backed Securities	—	35,525,501	—

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Bank Loans	$—	$78,051,657	$5,361,820
Commercial Mortgage-Backed Securities	—	55,982,325	—
Convertible Bonds	—	117,275,744	—
Corporate Bonds	—	339,936,068	272
Municipal Bonds	—	1,540,445	—
Residential Mortgage-Backed Securities	—	184,323,931	—
Sovereign Bonds	—	1,568,826	—
U.S. Government Agency Obligations	—	76,109,799	—
U.S. Treasury Obligations	—	94,651,008	—
Affiliated Mutual Funds	371,370,470	—	—
Options Purchased	20,962	—	—
Common Stocks—Short	(14,863,571)	—	—
Other Financial Instruments*
Futures Contracts	9,926,556	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,896,028)	—
OTC Cross Currency Exchange Contracts	—	16,214	—
Centrally Cleared Credit Default Swap Agreements	—	(92,253)	—
OTC Credit Default Swap Agreements	—	348,550	—
OTC Total Return Swap Agreements	—	457,708	—

Total	$961,772,000	$1,405,430,028	$6,084,501

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (4.3% represents investments purchased with collateral from securities on loan)	16.2%
Residential Mortgage-Backed Securities	9.6
Banks	5.4
U.S. Treasury Obligations	4.1
Automobiles	3.4
U.S. Government Agency Obligations	3.3
Software	3.0
Media	2.9
Pharmaceuticals	2.8
Equity Real Estate Investment Trusts (REITs)	2.7
Insurance	2.5
Commercial Mortgage-Backed Securities	2.4
Oil, Gas & Consumable Fuels	1.8
IT Services	1.8
Telecommunications	1.8
Aerospace & Defense	1.3
Semiconductors & Semiconductor Equipment	1.3
Commercial Services	1.3
Internet & Direct Marketing Retail	1.2
Oil & Gas	1.2
Entertainment	1.2
Chemicals	1.2
Beverages	1.1
Interactive Media & Services	1.1
Electric Utilities	1.1
Capital Markets	1.0
Machinery	1.0
Healthcare-Services	0.9
Specialty Retail	0.9
Diversified Financial Services	0.9

Internet	0.8%
Textiles, Apparel & Luxury Goods	0.8
Health Care Providers & Services	0.8
Technology Hardware, Storage & Peripherals	0.7
Health Care Equipment & Supplies	0.7
Foods	0.7
Food Products	0.7
Semiconductors	0.6
Electric	0.6
Home Equity Loans	0.6
Pipelines	0.5
Diversified Telecommunication Services	0.5
Other	0.5
Hotels, Restaurants & Leisure	0.5
Electrical Equipment	0.5
Lodging	0.5
Retail	0.4
Biotechnology	0.4
Road & Rail	0.4
Airlines	0.4
Real Estate Investment Trusts (REITs)	0.4
Electronic Equipment, Instruments & Components	0.4
Consumer Loans	0.4
Containers & Packaging	0.4
Personal Products	0.4
Consumer Finance	0.4
Auto Manufacturers	0.4
Commercial Services & Supplies	0.3
Packaging & Containers	0.3
Food & Staples Retailing	0.3
Building Materials	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.):
Real Estate Management & Development	0.3%
Metals & Mining	0.3
Auto Parts & Equipment	0.3
Home Furnishings	0.3
Real Estate	0.3
Computers	0.3
Household Durables	0.3
Life Sciences Tools & Services	0.3
Mining	0.3
Apparel	0.2
Auto Components	0.2
Building Products	0.2
Industrial Conglomerates	0.2
Construction Materials	0.2
Multi-Utilities	0.2
Investment Companies	0.2
Engineering & Construction	0.2
Miscellaneous Manufacturing	0.2
Communications Equipment	0.2
Healthcare-Products	0.2
Multiline Retail	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
Transportation	0.2
Machinery-Construction & Mining	0.2
Household Products	0.1
Thrifts & Mortgage Finance	0.1
Electronics	0.1
Construction & Engineering	0.1
Credit Cards	0.1
Household Products/Wares	0.1
Health Care Technology	0.1
Wireless Telecommunication Services	0.1
Tobacco	0.1
Oil & Gas Services	0.1
Leisure Time	0.1
Trucking & Leasing	0.1
Distributors	0.1
Sovereign Bonds	0.1
Municipal Bonds	0.1
Toys/Games/Hobbies	0.1
Gas	0.1
Iron/Steel	0.0	*
Machinery-Diversified	0.0	*
Distribution/Wholesale	0.0	*
Coal	0.0	*

Advertising	0.0	*%
Leisure Products	0.0	*
Air Freight & Logistics	0.0	*
Energy Equipment & Services	0.0	*
Housewares	0.0	*
Electrical Components & Equipment	0.0	*
Home Builders	0.0	*
Office/Business Equipment	0.0	*
Multi-National	0.0	*
Agriculture	0.0	*
Manufactured Housing	0.0	*
Paper & Forest Products	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Energy-Alternate Sources	0.0	*
Forest Products & Paper	0.0	*
Diversified Consumer Services	0.0	*
Holding Companies-Diversified	0.0	*
Transportation Infrastructure	0.0	*
Food Service	0.0	*
Water	0.0	*
Metal Fabricate/Hardware	0.0	*
Gas Utilities	0.0	*
Cosmetics/Personal Care	0.0	*
Hand/Machine Tools	0.0	*
Environmental Control	0.0	*
Options Purchased	0.0	*
Securities Sold Short
Energy Equipment & Services	(0.0	)*
Beverages	(0.0	)*
Automobiles	(0.0	)*
Chemicals	(0.0	)*
Hotels, Restaurants & Leisure	(0.0	)*
Specialty Retail	(0.0	)*
Air Freight & Logistics	(0.1)
Road & Rail	(0.1)
Household Products	(0.1)
Health Care Equipment & Supplies	(0.1)
Electrical Equipment	(0.1)
Health Care Providers & Services	(0.1)
Machinery	(0.1)

	102.9
Liabilities in excess of other assets	(2.9)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker— variation margin swaps	$92,253	*
Credit contracts	Unrealized appreciation on OTC swap agreements	352,141		Unrealized depreciation on OTC swap agreements	3,591
Equity contracts	Due from/to broker— variation margin futures	2,609,028	*	Due from/to broker— variation margin futures	1,827,889	*
Equity contracts	Unaffiliated investments	170,675		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	556,022		Unrealized depreciation on OTC swap agreements	98,314
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	40,845		Unrealized depreciation on OTC cross currency exchange contracts	24,631
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	417,490		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,313,518
Interest rate contracts	Due from/to broker— variation margin futures	10,427,833	*	Due from/to broker— variation margin futures	1,282,416	*

		$14,574,034			$5,642,612

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(67,782)
Equity contracts	(273)	(42,635)	(13,302,643)	—	451,668
Foreign exchange contracts	—	—	3,597,225	2,406,228	—
Interest rate contracts	—	6,690	15,604,353	—	—

Total	$(273)	$(35,945)	$5,898,935	$2,406,228	$383,886

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$(229,010)
Equity contracts	(1,852)	(33,034)	(97,502)	1,408,576	—	1,347,288
Foreign exchange contracts	—	—	—	(1,776,738)	66,233	—
Interest rate contracts	—	—	—	4,095,428	—	—

Total	$(1,852)	$(33,034)	$(97,502)	$3,727,266	$66,233	$1,118,278

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$50,798	$952,043,983	$263,402,063	$48,606,413

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Credit Default Swap Agreements— Buy Protection(2)
$192,768,635	$3,288,251	$18,588,080

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$123,333	$12,876,804

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$96,221,117	$(96,221,117)	$—
Securities Sold Short	BNP Paribas	(14,863,571)	14,863,571	—

		$81,357,546

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Australia And New Zealand Banking Group Ltd.	$30,602	$—	$30,602	$—	$30,602
Bank of America, N.A.	574,714	(101,300)	473,414	(473,414)	—
Barclays Bank PLC	13,775	(121)	13,654	—	13,654
Citigroup Global Markets, Inc.	476,533	(2,197,156)	(1,720,623)	—	(1,720,623)
Credit Suisse International	18,850	—	18,850	—	18,850
Goldman Sachs International	—	(242)	(242)	—	(242)
Morgan Stanley Capital Services, LLC	—	(121)	(121)	—	(121)
Natwest Markets PLC	—	(9,244)	(9,244)	—	(9,244)
Royal Bank of Canada	21,951	—	21,951	—	21,951
Royal Bank of Scotland PLC	112,168	(68,614)	43,554	—	43,554
State Street Bank & Trust Company	32,064	—	32,064	—	32,064
Toronto-Dominion Bank	85,841	(63,256)	22,585	—	22,585

	$1,366,498	$(2,440,054)	$(1,073,556)	$(473,414)	$(1,546,970)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $96,221,117:
Unaffiliated investments (cost $1,904,464,298)	$2,008,018,883
Affiliated investments (cost $371,365,345)	371,370,470
Cash	970,256
Foreign currency, at value (cost $1,129,171)	1,127,633
Receivable for investments sold	16,586,766
Deposit with prime broker for securities sold short and options	13,459,066
Dividends and interest receivable	9,114,697
Deposit with broker for centrally cleared/exchange-traded derivatives	7,226,323
Tax reclaim receivable	1,838,283
Unrealized appreciation on OTC swap agreements	908,163
Due from broker-variation margin futures	470,398
Unrealized appreciation on OTC forward foreign currency exchange contracts	417,490
Receivable for Portfolio shares sold	112,547
Unrealized appreciation on OTC cross currency exchange contracts	40,845
Receivable from affiliate	13,936
Due from broker-variation margin swaps	12,152
Prepaid expenses and other assets	34,287

Total Assets	2,431,722,195

LIABILITIES
Payable to broker for collateral for securities on loan	97,870,814
Payable for investments purchased	15,827,873
Securities sold short, at value (proceeds received $14,514,892)	14,863,571
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,313,518
Management fee payable	899,151
Accrued expenses and other liabilities	685,219
Payable for Portfolio shares repurchased	553,501
Payable to affiliate	551,926
Cash segregated from counterparty—OTC	530,000
Unrealized depreciation on OTC swap agreements	101,905
Distribution fee payable	94,118
Unrealized depreciation on OTC cross currency exchange contracts	24,631
Interest payable on securities sold short	11,157
Dividends payable on securities sold short	10,106
Foreign capital gains tax liability accrued	4,041
Affiliated transfer agent fee payable	369

Total Liabilities	134,341,900

NET ASSETS	$2,297,380,295

Net assets were comprised of:
Partners Equity	$2,297,380,295

Net asset value and redemption price per share, $2,297,380,295 / 115,044,989 outstanding shares of beneficial interest	$19.97

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $1,599 foreign withholding tax)	$20,287,038
Unaffiliated dividend income (net of $853,409 foreign withholding tax, of which $49,310 is reimbursable by an affiliate)	11,728,251
Affiliated dividend income	3,605,107
Income from securities lending, net (including affiliated income of $162,829)	199,350

Total income	35,819,746

EXPENSES
Management fee	8,908,663
Distribution fee	2,751,340
Custodian and accounting fees	514,672
Dividends on securities sold short	133,261
Broker fees and expenses on short sales	57,482
Audit fee	35,357
Trustees’ fees	17,496
Shareholders’ reports	13,903
Legal fees and expenses	9,280
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	39,242

Total expenses	12,484,172
Less: Fee waiver and/or expense reimbursement	(121,059)

Net expenses	12,363,113

NET INVESTMENT INCOME (LOSS)	23,456,633

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $13,493)	7,270,712
Futures transactions	5,898,935
Forward and cross currency contract transactions	2,406,228
Short sales transactions	(3,077,274)
Swap agreements transactions	383,886
Foreign currency transactions	(155,271)

12,727,216

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $13,990) (net of change in foreign capital gains taxes $111,037)	168,980,820
Futures	3,727,266
Forward and cross currency contracts	66,233
Short sales	(711,132)
Swap agreements	1,118,278
Foreign currencies	(67,141)
Unfunded loan commitment	1,824

173,116,148

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	185,843,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$209,299,997

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$23,456,633	$42,375,787
Net realized gain (loss) on investment and foreign currency transactions	12,727,216	99,132,171
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	173,116,148	(262,757,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	209,299,997	(121,249,932)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,905,265 and 2,413,214 shares, respectively]	130,163,984	45,266,426
Portfolio shares repurchased [3,126,026 and 27,213,317 shares, respectively]	(60,544,188)	(507,070,370)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	69,619,796	(461,803,944)

CAPITAL CONTRIBUTIONS	27,892	467,869

TOTAL INCREASE (DECREASE)	278,947,685	(582,586,007)
NET ASSETS:
Beginning of period	2,018,432,610	2,601,018,617

End of period	$2,297,380,295	$2,018,432,610

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 88.7%
AFFILIATED MUTUAL FUNDS — 15.3%	Shares	Value
AST Western Asset Core Plus Bond Portfolio*	4,697,567	$63,605,063
AST Western Asset Emerging Markets Debt Portfolio*	1,084,718	12,864,756

TOTAL AFFILIATED MUTUAL FUNDS (cost $70,552,329)(w)		76,469,819

COMMON STOCKS — 72.9%
Aerospace & Defense — 1.3%
Boeing Co. (The)	5,182	1,886,300
Harris Corp.*(a)	679	128,419
Hexcel Corp.	825	66,726
Huntington Ingalls Industries, Inc.	293	65,849
L3 Technologies, Inc.	5,294	1,297,930
Lockheed Martin Corp.	2,376	863,771
Meggitt PLC (United Kingdom)	119,299	795,926
Northrop Grumman Corp.	2,279	736,368
Spirit AeroSystems Holdings, Inc. (Class A Stock)	2,155	175,352
Textron, Inc.	4,237	224,731

		6,241,372

Air Freight & Logistics — 0.4%
Cia de Distribucion Integral Logista Holdings SA (Spain)	36,827	835,327
Expeditors International of Washington, Inc.	6,457	489,828
Royal Mail PLC (United Kingdom)	235,831	635,290

		1,960,445

Airlines — 0.5%
Delta Air Lines, Inc.	30,834	1,749,829
International Consolidated Airlines Group SA (United Kingdom)	70,330	424,528
Southwest Airlines Co.	2,151	109,228

		2,283,585

Auto Components — 0.8%
Bridgestone Corp. (Japan)	19,500	769,127
Gentex Corp.	5,847	143,895
Nemak SAB de CV (Mexico), 144A	1,114,700	523,266
S&T Motiv Co. Ltd. (South Korea)	25,293	975,847
Sumitomo Rubber Industries Ltd. (Japan)	48,600	562,528
Tupy SA (Brazil)	223,800	1,209,352

		4,184,015

Automobiles — 0.5%
Ford Motor Co.	92,158	942,776
Harley-Davidson, Inc.(a)	15,367	550,600
Kia Motors Corp. (South Korea)	5,173	197,006
Subaru Corp. (Japan)	26,900	654,944

		2,345,326

Banks — 3.5%
Agricultural Bank of China Ltd. (China) (Class H Stock)	212,000	88,726
Aozora Bank Ltd. (Japan)	15,100	362,741
Bank Hapoalim BM (Israel)	107,626	799,425
Bank of America Corp.	43,135	1,250,915

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bankinter SA (Spain)	91,743	$632,370
BCB Bancorp, Inc.	13,533	187,432
Bryn Mawr Bank Corp.	6,772	252,731
Canadian Imperial Bank of Commerce (Canada)	5,400	424,644
Central Pacific Financial Corp.	15,597	467,286
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	921,000	524,495
CIT Group, Inc.	1,826	95,938
Citigroup, Inc.	16,190	1,133,786
City Holding Co.(a)	3,628	276,671
Comerica, Inc.	3,013	218,864
Community Trust Bancorp, Inc.	4,893	206,925
CTBC Financial Holding Co. Ltd. (Taiwan)	202,000	138,953
DNB ASA (Norway)	40,100	746,727
Financial Institutions, Inc.	7,285	212,358
First Community Bankshares, Inc.	5,792	195,538
First Financial Corp.	2,355	94,577
First Financial Holding Co. Ltd. (Taiwan)	375,560	275,646
Heritage Commerce Corp.	26,444	323,939
Independent Bank Corp.	20,139	438,829
Investors Bancorp, Inc.	13,950	155,543
JPMorgan Chase & Co.	4,201	469,672
M&T Bank Corp.	1,700	289,119
Midland States Bancorp, Inc.	8,897	237,728
National Bank of Canada (Canada)(a)	11,100	527,304
National Bank of Pakistan (Pakistan)*	164,500	34,709
Opus Bank	9,179	193,769
Peoples Bancorp, Inc.	11,758	379,313
Popular, Inc. (Puerto Rico)	1,060	57,494
Regions Financial Corp.	23,509	351,225
Sandy Spring Bancorp, Inc.	12,950	451,696
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	95,000	878,334
Sterling Bancorp	6,925	147,364
Thanachart Capital PCL (Thailand), NVDR	113,000	204,585
Tisco Financial Group PCL (Thailand), NVDR	85,600	261,015
Toronto-Dominion Bank (The) (Canada)	12,400	724,560
Washington Trust Bancorp, Inc.	7,273	379,505
Wells Fargo & Co.	45,242	2,140,851
Zions Bancorp NA	2,716	124,882

		17,358,184

Beverages — 0.4%
Brown-Forman Corp. (Class B Stock)	4,294	238,017
Coca-Cola Co. (The)	14,321	729,225
Coca-Cola Femsa SAB de CV (Mexico), ADR	1,960	121,794
PepsiCo, Inc.	5,793	759,636
Suntory Beverage & Food Ltd. (Japan)	8,800	382,746

		2,231,418

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology — 2.1%
AbbVie, Inc.	12,500	$909,000
Aduro Biotech, Inc.*	3,183	4,902
Agios Pharmaceuticals, Inc.*(a)	790	39,405
Alkermes PLC*	1,646	37,101
Amgen, Inc.	21,003	3,870,433
Biogen, Inc.*	10,446	2,443,006
Gilead Sciences, Inc.	15,000	1,013,400
ImmunoGen, Inc.*	20,873	45,294
Ionis Pharmaceuticals, Inc.*(a)	9,913	637,109
PDL BioPharma, Inc.*	132,864	417,193
ProQR Therapeutics NV (Netherlands)*	5,984	54,454
Ultragenyx Pharmaceutical, Inc.*	1,550	98,425
Vertex Pharmaceuticals, Inc.*	5,225	958,160
Voyager Therapeutics, Inc.*	4,595	125,076

		10,652,958

Building Products — 0.2%
Armstrong World Industries, Inc.	565	54,918
Johnson Controls International PLC	14,498	598,912
Masonite International Corp.*	5,000	263,400

		917,230

Capital Markets — 1.0%
Ameriprise Financial, Inc.	4,041	586,592
Ares Capital Corp.	49,700	891,618
Cboe Global Markets, Inc.	9,600	994,848
CI Financial Corp. (Canada)	34,600	563,830
Cohen & Steers, Inc.	2,278	117,180
E*TRADE Financial Corp.	4,172	186,071
Flow Traders (Netherlands), 144A	33,161	968,619
Franklin Resources, Inc.(a)	7,148	248,750
IG Group Holdings PLC (United Kingdom)	70,423	523,102
LPL Financial Holdings, Inc.	1,224	99,842

		5,180,452

Chemicals — 1.0%
Albemarle Corp.(a)	1,014	71,396
BASF SE (Germany)	8,254	601,108
Celanese Corp.	2,326	250,743
Formosa Chemicals & Fibre Corp. (Taiwan)	210,000	696,340
Formosa Plastics Corp. (Taiwan)	228,000	841,361
Grand Pacific Petrochemical (Taiwan)	165,000	109,180
Innophos Holdings, Inc.	8,898	259,021
LyondellBasell Industries NV (Class A Stock)	2,956	254,600
NewMarket Corp.	122	48,915
PhosAgro PJSC (Russia), GDR	19,055	250,704
PPG Industries, Inc.	4,318	503,954
Taiwan Styrene Monomer (Taiwan)	1,500,000	1,187,029

		5,074,351

Commercial Services & Supplies — 1.3%
Ennis, Inc.	15,836	324,955
Herman Miller, Inc.	9,895	442,306
IAA, Inc.*	15,700	608,846

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc.	15,700	$392,500
Knoll, Inc.	11,775	270,589
Matthews International Corp. (Class A Stock)	12,700	442,595
McGrath RentCorp	7,862	488,623
Republic Services, Inc.	9,611	832,697
Societe BIC SA (France)	9,907	755,704
Transcontinental, Inc. (Canada) (Class A Stock)	35,100	391,057
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	194,100	786,520
Waste Management, Inc.	6,399	738,253

		6,474,645

Communications Equipment — 1.0%
Cisco Systems, Inc.	55,165	3,019,180
InterDigital, Inc.	6,100	392,840
Motorola Solutions, Inc.	6,829	1,138,599
Sercomm Corp. (Taiwan)	40,000	86,759
Ubiquiti Networks, Inc.	801	105,332

		4,742,710

Construction & Engineering — 1.1%
Aecon Group, Inc. (Canada)	84,100	1,231,108
China Communications Services Corp. Ltd. (China) (Class H Stock)	300,000	232,820
China Railway Group Ltd. (China) (Class H Stock)	1,281,000	975,105
CTCI Corp. (Taiwan)	58,000	86,423
Fluor Corp.	9,782	329,555
HOCHTIEF AG (Germany)	7,000	853,370
Obayashi Corp. (Japan)	53,700	530,048
Primoris Services Corp.	15,739	329,417
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	200,000	169,898
Taisei Corp. (Japan)	14,300	520,501

		5,258,245

Construction Materials — 0.1%
China National Building Material Co. Ltd. (China) (Class H Stock)	280,000	246,349
Siam Cement PCL (The) (Thailand), NVDR	5,300	81,589
Taiwan Cement Corp. (Taiwan)	125,300	186,104

		514,042

Consumer Finance — 0.2%
Discover Financial Services	8,896	690,241
FirstCash, Inc.	459	45,909
Synchrony Financial	12,120	420,200

		1,156,350

Containers & Packaging — 0.3%
Amcor PLC (United Kingdom)*(a)	47,781	549,004
Greatview Aseptic Packaging Co. Ltd. (China)	198,000	113,139
International Paper Co.	3,151	136,501

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging (continued)
Klabin SA (Brazil), UTS	36,900	$157,692
Silgan Holdings, Inc.	16,814	514,508
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	41,000	73,090

		1,543,934

Distributors — 0.1%
Core-Mark Holding Co., Inc.	12,600	500,472

Diversified Consumer Services — 0.3%
Ascent Capital Group, Inc. (Class A Stock)*	1,827	1,973
Estacio Participacoes SA (Brazil)	25,000	190,628
H&R Block, Inc.	38,917	1,140,268

		1,332,869

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	37,999	1,273,347
BCE, Inc. (Canada)	20,147	916,619
CenturyLink, Inc.(a)	9,450	111,132
China Telecom Corp. Ltd. (China) (Class H Stock)	552,000	277,499
CITIC Telecom International Holdings Ltd. (China)	3,175,000	1,261,839
Elisa OYJ (Finland)	6,395	311,871
HKT Trust & HKT Ltd. (Hong Kong)	526,000	834,887
KT Corp. (South Korea)	1,380	33,864
KT Corp. (South Korea), ADR	79,741	986,396
LG Uplus Corp. (South Korea)	100,519	1,262,790
Magyar Telekom Telecommunications PLC (Hungary)	129,927	192,562
Nippon Telegraph & Telephone Corp. (Japan)	29,600	1,380,023
PCCW Ltd. (Hong Kong)	1,204,000	695,528
Rostelecom PJSC (Russia)	62,085	79,653
Telefonica Deutschland Holding AG (Germany)	83,202	232,769
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	207,400	60,733
Telstra Corp. Ltd. (Australia)	85,408	230,750
Verizon Communications, Inc.	18,284	1,044,565

		11,186,827

Electric Utilities — 2.5%
ALLETE, Inc.	5,084	423,040
American Electric Power Co., Inc.	5,400	475,254
CLP Holdings Ltd. (Hong Kong)	52,000	573,525
Duke Energy Corp.	10,843	956,786
Edison International	16,015	1,079,571
El Paso Electric Co.	6,887	450,410
Endesa SA (Spain)	37,357	960,482
Exelon Corp.	2,289	109,735
IDACORP, Inc.	2,231	224,059
Kansai Electric Power Co., Inc. (The) (Japan)	78,300	897,932
Manila Electric Co. (Philippines)	30,000	226,811
NextEra Energy, Inc.	1,358	278,200
OGE Energy Corp.	5,200	221,312
Pinnacle West Capital Corp.	10,500	987,945

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
PNM Resources, Inc.	11,338	$577,218
Portland General Electric Co.	26,457	1,433,176
Red Electrica Corp. SA (Spain)	37,489	780,875
Southern Co. (The)	16,264	899,074
Tenaga Nasional Bhd (Malaysia)	8,300	27,793
Xcel Energy, Inc.(a)	15,998	951,721

		12,534,919

Electrical Equipment — 0.1%
Chicony Power Technology Co. Ltd. (Taiwan)	52,601	82,974
nVent Electric PLC	1,720	42,639
Powell Industries, Inc.	3,369	128,022
Rockwell Automation, Inc.	1,012	165,796
Sensata Technologies Holding PLC*	631	30,919

		450,350

Electronic Equipment, Instruments & Components — 0.9%
AU Optronics Corp. (Taiwan)	1,799,000	538,932
AVX Corp.	14,389	238,857
CDW Corp.	2,159	239,649
Daktronics, Inc.	32,054	197,773
Dolby Laboratories, Inc. (Class A Stock)	2,971	191,927
Foxconn Technology Co. Ltd. (Taiwan)	12,231	24,901
Jabil, Inc.	16,000	505,600
Methode Electronics, Inc.	2,844	81,253
Nippon Electric Glass Co. Ltd. (Japan)	22,200	563,656
SYNNEX Corp.	1,915	188,436
TE Connectivity Ltd.	12,311	1,179,147
Tripod Technology Corp. (Taiwan)	29,000	103,061
WiSoL Co. Ltd. (South Korea)	8,146	133,605
Yageo Corp. (Taiwan)	7,443	63,602
Zhen Ding Technology Holding Ltd. (Taiwan)	75,000	240,768

		4,491,167

Energy Equipment & Services — 0.1%
Core Laboratories NV(a)	5,764	301,342
National Oilwell Varco, Inc.	9,089	202,048

		503,390

Entertainment — 0.4%
Liberty Media Corp.-Liberty Braves (Class A Stock)*	177	4,921
Liberty Media Corp.-Liberty Braves (Class C Stock)*	456	12,754
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	722	25,891
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,361	50,915
Lions Gate Entertainment Corp. (Class B Stock)	2,060	23,917
Madison Square Garden Co. (The) (Class A Stock)*	1,645	460,501

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Entertainment (continued)
Major Cineplex Group PCL (Thailand), NVDR	1,484,900	$1,416,903
Viacom, Inc. (Class B Stock)	697	20,819
World Wrestling Entertainment, Inc. (Class A Stock)	1,252	90,407

		2,107,028

Equity Real Estate Investment Trusts (REITs) — 4.1%
AEON REIT Investment Corp. (Japan)	1,000	1,280,690
Ascott Residence Trust (Singapore)	1,327,400	1,274,494
Concentradora Fibra Danhos SA de CV (Mexico)	921,500	1,229,067
CorEnergy Infrastructure Trust, Inc.(a)	10,000	396,600
CubeSmart	26,874	898,667
Empiric Student Property PLC (United Kingdom)	726,148	838,815
Fibra Uno Administracion SA de CV (Mexico)	160,000	212,236
First Real Estate Investment Trust (Singapore)	711,900	542,297
Gaming & Leisure Properties, Inc.	15,000	584,700
Ichigo Office REIT Investment (Japan)	1,192	1,131,265
Industrial Logistics Properties Trust	24,465	509,361
Japan Retail Fund Investment Corp. (Japan)	441	891,879
Kenedix Retail REIT Corp. (Japan)	406	996,870
KLCCP Stapled Group (Malaysia)	23,700	44,580
Klepierre SA (France)	23,255	779,944
Life Storage, Inc.	13,700	1,302,596
LTC Properties, Inc.	6,342	289,576
Macquarie Mexico Real Estate Management SA de CV (Mexico), 144A	1,130,000	1,289,326
MGM Growth Properties LLC (Class A Stock)	14,000	429,100
National Health Investors, Inc.	6,082	474,578
New Senior Investment Group, Inc.	68,800	462,336
Omega Healthcare Investors, Inc.(a)	6,443	236,780
Premier Investment Corp. (Japan)	820	1,080,232
RPT Realty(a)	17,798	215,534
Slate Retail REIT (Canada)	115,000	1,110,878
Tanger Factory Outlet Centers, Inc.(a)	8,464	137,201
Ventas, Inc.	4,151	283,721
Welltower, Inc.	4,053	330,441
WPT Industrial Real Estate Investment Trust (Canada)	83,100	1,095,466
Xenia Hotels & Resorts, Inc.(a)	16,724	348,695

		20,697,925

Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	1,292	201,539
Empire Co. Ltd. (Canada) (Class A Stock)	54,176	1,364,380
George Weston Ltd. (Canada)	9,300	705,694

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
GS Retail Co. Ltd. (South Korea)	37,498	$1,275,080
Kesko OYJ (Finland) (Class B Stock)	12,056	670,025
Koninklijke Ahold Delhaize NV (Netherlands)	50,126	1,126,683
Kroger Co. (The)	18,361	398,617
Lawson, Inc. (Japan)	12,300	587,871
Magnit PJSC (Russia), GDR	18,000	262,808
Seven & i Holdings Co. Ltd. (Japan)	17,700	599,463
SpartanNash Co.	2,968	34,637
Sysco Corp.	5,652	399,709
Walgreens Boots Alliance, Inc.(a)	19,882	1,086,949
Wal-Mart de Mexico SAB de CV (Mexico)	237,700	648,810
Walmart, Inc.	6,111	675,204
Wm Morrison Supermarkets PLC (United Kingdom)	206,413	527,949

		10,565,418

Food Products — 2.6%
B&G Foods, Inc.(a)	6,729	139,963
Binggrae Co. Ltd. (South Korea)	3,776	223,273
Dali Foods Group Co. Ltd. (China), 144A	2,071,000	1,381,065
Dean Foods Co.(a)	245,560	226,848
Fresh Del Monte Produce, Inc.	13,100	353,045
General Mills, Inc.	4,321	226,939
GFPT PCL (Thailand), NVDR	2,383,100	1,315,205
Hershey Co. (The)	7,143	957,376
High Liner Foods, Inc. (Canada)	107,100	727,058
Indofood Sukses Makmur Tbk PT (Indonesia)	221,500	110,248
Ingredion, Inc.	5,201	429,031
J.M. Smucker Co. (The)	7,655	881,780
JBS SA	58,500	320,840
Kellogg Co.(a)	12,934	692,874
McCormick & Co., Inc.(a)	1,282	198,723
Nestle SA (Switzerland)	9,452	978,383
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	2,155,200	171,210
Tate & Lyle PLC (United Kingdom)	102,093	957,745
Thai Vegetable Oil PCL (Thailand), NVDR	274,500	250,741
Tyson Foods, Inc. (Class A Stock)	14,200	1,146,508
Uni-President China Holdings Ltd. (China)	226,000	251,900
Uni-President Enterprises Corp. (Taiwan)	414,720	1,104,246

		13,045,001

Gas Utilities — 0.4%
China Resources Gas Group Ltd. (China)	50,000	247,973
ONE Gas, Inc.	2,134	192,700
Osaka Gas Co. Ltd. (Japan)	21,000	366,547
Spire, Inc.	5,600	469,952

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Gas Utilities (continued)
Suburban Propane Partners LP, MLP	19,600	$476,084

		1,753,256

Health Care Equipment & Supplies — 0.9%
Ansell Ltd. (Australia)	65,000	1,226,067
Baxter International, Inc.	19,057	1,560,768
LeMaitre Vascular, Inc.	7,188	201,120
Medtronic PLC	9,833	957,636
ResMed, Inc.	5,782	705,578
Wright Medical Group NV*	98	2,922

		4,654,091

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	7,348	626,491
Anthem, Inc.	2,619	739,108
Bangkok Dusit Medical Services PCL (Thailand), NVDR	1,424,400	1,207,267
Cardinal Health, Inc.	6,123	288,393
Chemed Corp.	1,260	454,658
Cigna Corp.	1,400	220,570
CVS Health Corp.	13,289	724,118
DaVita, Inc.*	1,289	72,519
Encompass Health Corp.	6,998	443,393
Humana, Inc.	2,183	579,150
McKesson Corp.	4,000	537,560
Miraca Holdings, Inc. (Japan)	14,800	337,187
Owens & Minor, Inc.	9,760	31,232
Patterson Cos., Inc.(a)	18,000	412,200
Quest Diagnostics, Inc.	6,276	638,960
Sinopharm Group Co. Ltd. (China) (Class H Stock)	33,800	119,182
UnitedHealth Group, Inc.	13,333	3,253,385

		10,685,373

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	11,634	323,309

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc.	23,300	440,603
Brinker International, Inc.(a)	30,106	1,184,671
Carnival Corp.	2,334	108,648
Cheesecake Factory, Inc. (The)(a)	8,598	375,905
Churchill Downs, Inc.	175	20,137
Cracker Barrel Old Country Store, Inc.(a)	8,730	1,490,473
Darden Restaurants, Inc.	5,610	682,905
Jack in the Box, Inc.	5,603	456,028
Marriott International, Inc. (Class A Stock)	4,777	670,165
McDonald’s Corp.	2,877	597,438
MK Restaurants Group PCL (Thailand),
NVDR	69,000	165,977
OPAP SA (Greece)	24,034	269,001
Ruth’s Hospitality Group, Inc.	13,455	305,563
Starbucks Corp.	12,200	1,022,726

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	1,804	$96,821

		7,887,061

Household Durables — 0.8%
Barratt Developments PLC (United Kingdom)	77,146	560,960
CSS Industries, Inc.	8,974	43,793
Ethan Allen Interiors, Inc.(a)	21,528	453,380
Helen of Troy Ltd.*	195	25,465
La-Z-Boy, Inc.	12,234	375,094
PulteGroup, Inc.	33,600	1,062,432
Sekisui House Ltd. (Japan)	41,600	687,104
Taylor Wimpey PLC (United Kingdom)	356,161	714,089

		3,922,317

Household Products — 0.6%
Church & Dwight Co., Inc.	12,462	910,474
Kimberly-Clark Corp.	2,191	292,016
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)*	305,100	566,685
Procter & Gamble Co. (The)	12,187	1,336,305

		3,105,480

Independent Power & Renewable Electricity Producers — 0.6%
Aboitiz Power Corp. (Philippines)	361,900	246,045
AES Corp.	2,804	46,995
AES Gener SA (Chile)	3,676,568	1,010,585
CGN Power Co. Ltd. (China) (Class H Stock), 144A	898,000	247,143
China Resources Power Holdings Co. Ltd. (China)	108,000	157,598
Clearway Energy, Inc. (Class A Stock)	2,610	42,230
Colbun SA (Chile)	1,217,468	251,534
Pattern Energy Group, Inc. (Class A Stock)	13,391	309,198
TerraForm Power, Inc. (Class A Stock)	36,000	514,800

		2,826,128

Industrial Conglomerates — 0.5%
3M Co.	3,712	643,438
Alfa SAB de CV (Mexico) (Class A Stock)	1,141,786	1,119,553
CITIC Ltd. (China)	174,000	251,099
Enka Insaat ve Sanayi A/S (Turkey)	24,477	23,123
Jardine Matheson Holdings Ltd. (Hong Kong)	10,439	656,179
LG Corp. (South Korea)	480	31,929

		2,725,321

Insurance — 3.0%
Admiral Group PLC (United Kingdom)	12,974	364,197
Allstate Corp. (The)	6,046	614,818
American Financial Group, Inc.	6,215	636,851
AXA SA (France)	18,310	480,857
Axis Capital Holdings Ltd.	5,610	334,636

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	28,800	$112,722
CNO Financial Group, Inc.	14,534	242,427
DB Insurance Co. Ltd. (South Korea)	3,017	154,709
Direct Line Insurance Group PLC (United Kingdom)	187,655	791,536
Everest Re Group Ltd.	4,447	1,099,209
First American Financial Corp.	6,971	374,343
Hannover Rueck SE (Germany)	3,752	606,971
Hanover Insurance Group, Inc. (The)	8,400	1,077,720
Hartford Financial Services Group, Inc. (The)	12,365	688,978
Horace Mann Educators Corp.	8,754	352,699
James River Group Holdings Ltd.	7,049	330,598
Korean Reinsurance Co. (South Korea)	10,935	82,596
Lincoln National Corp.	1,586	102,218
Maiden Holdings Ltd.	9,410	6,022
Mercury General Corp.	25,496	1,593,500
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,200	1,305,465
Power Financial Corp. (Canada)	45,000	1,035,012
RenaissanceRe Holdings Ltd. (Bermuda)(a)	2,343	417,077
Safety Insurance Group, Inc.	3,597	342,183
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,176	273,127
Swiss Re AG (Switzerland)	7,646	776,774
Talanx AG (Germany)	20,138	873,478

		15,070,723

Interactive Media & Services — 0.3%
Facebook, Inc. (Class A Stock)*	1,082	208,826
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,728	21,427
Twitter, Inc.*	42,060	1,467,894

		1,698,147

Internet & Direct Marketing Retail — 0.5%
Booking Holdings, Inc.*	504	944,854
eBay, Inc.	19,772	780,994
GS Home Shopping, Inc. (South Korea)	1,034	154,003
PetMed Express, Inc.(a)	17,142	268,615
Qurate Retail, Inc.*	11,962	148,209

		2,296,675

IT Services — 1.0%
Amdocs Ltd.(a)	15,909	987,790
Booz Allen Hamilton Holding Corp.	4,691	310,591
CSG Systems International, Inc.	4,920	240,243
DXC Technology Co.	512	28,237
EVERTEC, Inc. (Puerto Rico)	16,033	524,279
Hackett Group, Inc. (The)	23,071	387,362
Infosys Ltd. (India), ADR	17,608	188,406
International Business Machines Corp.	10,709	1,476,771

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Science Applications International Corp.	1,478	$127,936
Western Union Co. (The)(a)	45,900	912,951
Wipro Ltd. (India), ADR(a)	11,404	49,379

		5,233,945

Leisure Products — 0.1%
Polaris Industries, Inc.	626	57,110
Sturm Ruger & Co., Inc.(a)	6,815	371,281

		428,391

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	4,377	433,980

Machinery — 0.9%
Allison Transmission Holdings, Inc.	2,037	94,415
Briggs & Stratton Corp.	16,012	163,963
Caterpillar, Inc.	5,985	815,696
Cummins, Inc.	5,671	971,669
Douglas Dynamics, Inc.	1,812	72,100
Dover Corp.	1,895	189,879
Global Brass & Copper Holdings, Inc.	6,097	266,622
Hyster-Yale Materials Handling, Inc.	5,000	276,300
Illinois Tool Works, Inc.	6,298	949,801
Lincoln Electric Holdings, Inc.	614	50,544
Parker-Hannifin Corp.	501	85,175
Pentair PLC	10,999	409,163
Snap-on, Inc.	691	114,457

		4,459,784

Media — 2.2%
AMC Networks, Inc. (Class A Stock)*(a)	11,439	623,311
Astro Malaysia Holdings Bhd (Malaysia)	2,420,900	849,914
CBS Corp. (Class B Stock)	881	43,962
Comcast Corp. (Class A Stock)	65,084	2,751,752
Discovery, Inc. (Class A Stock)*(a)	28,420	872,494
Discovery, Inc. (Class C Stock)*	9,447	268,767
Eutelsat Communications SA (France)	35,998	672,984
Gannett Co., Inc.	32,010	261,202
GCI Liberty, Inc. (Class A Stock)*	1,063	65,332
Interpublic Group of Cos., Inc. (The)	20,000	451,800
KT Skylife Co. Ltd. (South Korea)	24,000	219,484
Liberty Broadband Corp. (Class A Stock)*	1,197	123,100
Liberty Broadband Corp. (Class C Stock) *	2,308	240,540
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,270	61,267
Liberty Global PLC (United Kingdom) (Class C Stock)*	4,165	110,497
Liberty Latin America Ltd. (Chile) (Class A Stock)*	536	9,235
Liberty Latin America Ltd. (Chile) (Class C Stock)*	698	11,999

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	3,293	$124,508
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,793	220,018
MSG Networks, Inc. (Class A Stock)*(a)	7,973	165,360
National CineMedia, Inc.	2,764	18,132
New Media Investment Group, Inc.	2,482	23,430
Omnicom Group, Inc.(a)	15,271	1,251,458
SES SA (Luxembourg)	42,907	671,050
Tribune Media Co. (Class A Stock)	20,800	961,376

		11,072,972

Metals & Mining — 0.7%
Alrosa PJSC (Russia)	106,300	145,211
China Steel Corp. (Taiwan)	323,000	259,485
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	13,471	18,328
Freeport-McMoRan, Inc.	31,490	365,599
Kaiser Aluminum Corp.	3,357	327,677
Nucor Corp.	13,087	721,094
POSCO (South Korea)	517	109,417
Royal Gold, Inc.	10,025	1,027,462
Schnitzer Steel Industries, Inc. (Class A Stock)	4,988	130,536
Severstal PJSC (Russia), GDR	10,347	174,847
Warrior Met Coal, Inc.	15,600	407,472

		3,687,128

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AGNC Investment Corp.	48,744	819,874
Annaly Capital Management, Inc.	80,268	732,847
Anworth Mortgage Asset Corp.	98,509	373,349
Apollo Commercial Real Estate Finance, Inc.	16,996	312,556
Arbor Realty Trust, Inc.(a)	35,446	429,606
Ares Commercial Real Estate Corp.(a)	29,400	436,884
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	12,800	455,424
Cherry Hill Mortgage Investment Corp.(a)	20,600	329,600
Chimera Investment Corp.	46,432	876,172
Dynex Capital, Inc.	2,677	44,840
Granite Point Mortgage Trust, Inc.	24,300	466,317
Invesco Mortgage Capital, Inc.	28,000	451,360
New Residential Investment Corp.	15,043	231,512
Orchid Island Capital, Inc.(a)	58,900	374,604
Starwood Property Trust, Inc.	33,800	767,936
Two Harbors Investment Corp.	70,305	890,764

		7,993,645

Multiline Retail — 1.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	3,933	428,514
Kohl’s Corp.(a)	13,284	631,654
Macy’s, Inc.	39,370	844,880

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Marks & Spencer Group PLC (United Kingdom)	187,337	$500,356
Nordstrom, Inc.(a)	21,300	678,618
Target Corp.	21,573	1,868,438

		4,952,460

Multi-Utilities — 1.1%
Avista Corp.	7,496	334,322
Black Hills Corp.	19,100	1,493,047
Canadian Utilities Ltd. (Canada) (Class A Stock)	18,800	530,600
CMS Energy Corp.	7,000	405,370
Consolidated Edison, Inc.	9,306	815,950
Dominion Energy, Inc.	15,253	1,179,362
NorthWestern Corp.	7,708	556,132

		5,314,783

Oil, Gas & Consumable Fuels — 3.5%
Alliance Resource Partners LP, MLP	12,147	206,256
Anadarko Petroleum Corp.	29,354	2,071,218
BP PLC (United Kingdom)	180,844	1,261,903
Cabot Oil & Gas Corp.	3,358	77,100
Caltex Australia Ltd. (Australia)	18,832	327,383
Chevron Corp.	3,273	407,292
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,234,000	838,933
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	288,276	601,517
CVR Energy, Inc.	5,000	249,950
Delek US Holdings, Inc.	12,870	521,492
DHT Holdings, Inc.	109,700	648,327
Enagas SA (Spain)	40,235	1,074,123
Enbridge, Inc. (Canada)	7,332	264,539
Encana Corp. (Canada)	33,303	170,844
EQM Midstream Partners LP, MLP	8,000	357,440
Exxon Mobil Corp.	13,655	1,046,383
Gazprom PJSC (Russia), ADR	66,256	485,801
HollyFrontier Corp.	4,671	216,174
Indo Tambangraya Megah Tbk PT (Indonesia)	74,300	92,482
Itochu Enex Co. Ltd. (Japan)	93,300	748,480
JXTG Holdings, Inc. (Japan)	99,700	497,025
Kinder Morgan Canada Ltd. (Canada), 144A	82,500	735,195
Kunlun Energy Co. Ltd. (China)	176,000	153,547
Motor Oil Hellas Corinth Refineries SA (Greece)	5,749	147,037
Occidental Petroleum Corp.	19,148	962,761
PetroChina Co. Ltd. (China) (Class H Stock)	300,000	165,348
PTT PCL (Thailand), NVDR	280,700	446,276
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	24,406	796,821
Semirara Mining & Power Corp. (Philippines)	508,220	230,087
Star Petroleum Refining PCL (Thailand), NVDR	406,100	133,725

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
TC PipeLines LP, MLP	25,968	$976,916
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	3,699	73,551
Valero Energy Corp.	8,088	692,414

		17,678,340

Paper & Forest Products — 0.1%
Hansol Paper Co. Ltd. (South Korea)	14,826	188,419
Mondi Ltd. (United Kingdom)	5,719	128,728
Schweitzer-Mauduit International, Inc.	4,067	134,943

		452,090

Personal Products — 0.1%
Chlitina Holding Ltd. (China)	23,000	198,879
Hengan International Group Co. Ltd. (China)	31,500	231,912

		430,791

Pharmaceuticals — 3.5%
Allergan PLC	10,371	1,736,417
Bausch Health Cos., Inc.*	3,493	88,093
Bristol-Myers Squibb Co.	20,401	925,185
China Medical System Holdings Ltd. (China)	1,141,000	1,046,179
China Shineway Pharmaceutical Group Ltd. (China)	150,000	136,054
Consun Pharmaceutical Group Ltd. (China)	233,000	159,839
Dr. Reddy’s Laboratories Ltd. (India), ADR(a)	5,622	210,656
Eli Lilly & Co.	7,697	852,751
GlaxoSmithKline PLC (United Kingdom)	31,047	621,566
H. Lundbeck A/S (Denmark)	26,782	1,057,256
Hypera SA (Brazil)	28,500	221,843
Johnson & Johnson	6,971	970,921
Merck & Co., Inc.	10,866	911,114
Mitsubishi Tanabe Pharma Corp. (Japan)	20,400	227,235
Novartis AG (Switzerland)	10,195	930,526
Novo Nordisk A/S (Denmark) (Class B Stock)	25,000	1,275,434
Pfizer, Inc.	35,283	1,528,460
Phibro Animal Health Corp. (Class A Stock)	11,600	368,532
Roche Holding AG (Switzerland)	8,514	2,397,250
Sanofi (France)	16,571	1,432,129
Shionogi & Co. Ltd. (Japan)	8,500	490,472

		17,587,912

Professional Services — 0.7%
Barrett Business Services, Inc.	6,900	569,940
CRA International, Inc.	10,726	411,128
Forrester Research, Inc.	9,071	426,609
Insperity, Inc.	4,471	546,088
ManpowerGroup, Inc.	422	40,765
Resources Connection, Inc.	21,311	341,189

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Robert Half International, Inc.	2,143	$122,172
Thomson Reuters Corp. (Canada)(a)	16,000	1,031,360

		3,489,251

Real Estate Management & Development — 0.7%
China Overseas Land & Investment Ltd. (China)	19,491	71,885
China Vanke Co. Ltd. (China) (Class H Stock)	160,500	601,955
Corp Inmobiliaria Vesta SAB de CV (Mexico)	107,400	158,131
Daito Trust Construction Co. Ltd. (Japan)	4,500	573,276
Deutsche EuroShop AG (Germany)(a)	36,130	999,396
Hysan Development Co. Ltd. (Hong Kong)	130,000	672,216
K Wah International Holdings Ltd. (Hong Kong)	124,000	72,447
Pruksa Holding PCL (Thailand), NVDR	72,600	50,427
Quality Houses PCL (Thailand), NVDR	2,387,100	241,345

		3,441,078

Road & Rail — 0.6%
ComfortDelGro Corp. Ltd. (Singapore)	392,000	771,424
CSX Corp.	3,208	248,203
Globaltrans Investment PLC (Russia), GDR	20,000	186,522
Landstar System, Inc.	130	14,039
Nobina AB (Sweden), 144A	150,000	932,104
Norfolk Southern Corp.	1,045	208,300
Union Pacific Corp.	4,277	723,283

		3,083,875

Semiconductors & Semiconductor Equipment — 2.9%
Broadcom, Inc.	9,573	2,755,684
Cree, Inc.*(a)	23,737	1,333,545
Intel Corp.	53,430	2,557,694
Lam Research Corp.	1,049	197,044
Maxim Integrated Products, Inc.	11,799	705,816
Novatek Microelectronics Corp. (Taiwan)	211,000	1,177,638
Phison Electronics Corp. (Taiwan)	19,000	173,474
Powertech Technology, Inc. (Taiwan)	60,000	147,054
Sitronix Technology Corp. (Taiwan)	52,000	218,529
Skyworks Solutions, Inc.	6,773	523,350
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	222,000	1,700,679
Teradyne, Inc.	2,427	116,277
Texas Instruments, Inc.	12,654	1,452,173
United Microelectronics Corp. (Taiwan)	1,941,000	872,585
Xperi Corp.	19,525	402,020

		14,333,562

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software — 1.9%
Autodesk, Inc.*	10,210	$1,663,209
CDK Global, Inc.	16,700	825,648
Citrix Systems, Inc.	10,049	986,209
FireEye, Inc.*	6,630	98,190
j2 Global, Inc.(a)	1,013	90,046
LogMeIn, Inc.	3,868	284,994
Microsoft Corp.	5,100	683,196
Nuance Communications, Inc.*	38,973	622,399
Open Text Corp. (Canada)	26,100	1,075,320
Oracle Corp.	40,117	2,285,465
Progress Software Corp.	12,000	523,440
TiVo Corp.	40,400	297,748

		9,435,864

Specialty Retail — 1.6%
Aaron’s, Inc.(a)	9,406	577,622
Abercrombie & Fitch Co. (Class A Stock)	12,476	200,115
American Eagle Outfitters, Inc.	17,698	299,096
Bermaz Auto Bhd (Malaysia)	2,000,000	1,289,052
Best Buy Co., Inc.	15,401	1,073,912
CarMax, Inc.*(a)	2,440	211,865
Chico’s FAS, Inc.	8,673	29,228
Children’s Place, Inc. (The)(a)	3,179	303,213
Designer Brands, Inc. (Class A Stock)	9,863	189,074
Foot Locker, Inc.(a)	11,429	479,104
Gap, Inc. (The)(a)	20,300	364,791
O’Reilly Automotive, Inc.*	899	332,019
Rent-A-Center, Inc.*	14,514	386,508
Ross Stores, Inc.	3,868	383,396
Shoe Carnival, Inc.(a)	4,050	111,780
TJX Cos., Inc. (The)	16,554	875,375
USS Co. Ltd. (Japan)	13,309	262,805
Williams-Sonoma, Inc.(a)	7,709	501,085

		7,870,040

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	13,348	2,641,836
Inventec Corp. (Taiwan)	212,000	168,795
Lite-On Technology Corp. (Taiwan)	832,000	1,217,587
Neopost SA (France)	7,455	159,584
NetApp, Inc.(a)	3,281	202,438
Samsung Electronics Co. Ltd. (South Korea)	17,677	719,357
Seagate Technology PLC(a)	35,873	1,690,336
Western Digital Corp.(a)	24,201	1,150,757
Xerox Corp.	11,561	409,375

		8,360,065

Textiles, Apparel & Luxury Goods — 0.8%
361 Degrees International Ltd. (China)	733,000	145,385
Burberry Group PLC (United Kingdom)	20,452	484,246
Carter’s, Inc.	353	34,432
Columbia Sportswear Co.	4,649	465,644
Culp, Inc.	2,406	45,714

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Formosa Taffeta Co. Ltd. (Taiwan)	175,000	$220,407
MC Group PCL (Thailand), NVDR	268,300	69,147
Movado Group, Inc.	12,609	340,443
Oxford Industries, Inc.(a)	5,671	429,862
Ralph Lauren Corp.	4,900	556,591
Vera Bradley, Inc.*	42,500	510,000
Wolverine World Wide, Inc.	3,096	85,264
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	139,100	381,125

		3,768,260

Thrifts & Mortgage Finance — 0.2%
Federal Agricultural Mortgage Corp. (Class C Stock)	6,300	457,758
FS Bancorp, Inc.	4,600	238,602
New York Community Bancorp, Inc.	7,465	74,501
Oritani Financial Corp.	17,960	318,610

		1,089,471

Tobacco — 1.0%
Altria Group, Inc.	28,358	1,342,751
Gudang Garam Tbk PT (Indonesia)	36,200	197,062
Imperial Brands PLC (United Kingdom)	34,600	812,169
Japan Tobacco, Inc. (Japan)	24,600	542,899
KT&G Corp. (South Korea)	16,064	1,366,702
Philip Morris International, Inc.	9,700	761,741
Vector Group Ltd.	8,479	82,670

		5,105,994

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	5,756	354,167
HD Supply Holdings, Inc.*	1,206	48,578
Marubeni Corp. (Japan)	80,900	536,726
Mitsui & Co. Ltd. (Japan)	48,500	791,041
MSC Industrial Direct Co., Inc. (Class A Stock)	4,818	357,785
NOW, Inc.*	12,729	187,880
Sumitomo Corp. (Japan)	48,000	728,784
W.W. Grainger, Inc.	2,752	738,169

		3,743,130

Transportation Infrastructure — 1.0%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	626,000	549,643
Enav SpA (Italy), 144A	211,521	1,200,694
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	4,500	46,862
Hutchison Port Holdings Trust (Hong Kong), UTS	1,851,200	424,826
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	68,000	96,822
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	136,040	1,354,322
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	156,000	187,457

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Transportation Infrastructure (continued)
TAV Havalimanlari Holding A/S (Turkey)	21,556	$100,738
Yuexiu Transport Infrastructure Ltd. (China)	1,268,000	1,035,957

		4,997,321

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	90,000	178,112
TTW PCL (Thailand), NVDR	392,900	181,786

		359,898

Wireless Telecommunication Services — 0.6%
China Mobile Ltd. (China)	11,500	104,549
Far EasTone Telecommunications Co. Ltd. (Taiwan)	16,000	40,337
Intouch Holdings PCL (Thailand), NVDR	67,500	138,048
KDDI Corp. (Japan)	56,800	1,444,212
NTT DOCOMO, Inc. (Japan)	16,600	387,178
SK Telecom Co. Ltd. (South Korea)	861	192,901
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	478,000	455,475
Telephone & Data Systems, Inc.	4,600	139,840

		2,902,540

TOTAL COMMON STOCKS (cost $347,825,072)		364,189,079

EXCHANGE-TRADED FUND — 0.4%
iShares Russell 2000 ETF(a) (cost $2,222,682)	14,397	2,238,733

PREFERRED STOCKS — 0.1%
Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	18,900	173,105

Oil, Gas & Consumable Fuels — 0.1%
Surgutneftegas PJSC (Russia) (PRFC)	362,600	245,677
Transneft PJSC (Russia) (PRFC)	34	89,320

		334,997

TOTAL PREFERRED STOCKS (cost $545,462)		508,102

	Units

RIGHTS* — 0.0%
Professional Services
Staffline Group PLC (United Kingdom),expiring 07/15/19 (cost $0)	25,522	6,196

TOTAL LONG-TERM INVESTMENTS (cost $421,145,545)		443,411,929

	Shares	Value

SHORT-TERM INVESTMENTS — 16.9%
AFFILIATED MUTUAL FUNDS — 8.2%
PGIM Core Ultra Short Bond Fund(w)	11,742,716	$11,742,716
PGIM Institutional Money Market Fund (cost $29,252,495; includes $29,154,538 of cash collateral for securities on loan)(b)(w)	29,243,722	29,252,495

TOTAL AFFILIATED MUTUAL FUNDS (cost $40,995,211)		40,995,211

UNAFFILIATED MUTUAL FUND — 0.7%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $3,370,127)	3,370,127	3,370,127

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) — 8.0%
U.S. Treasury Bills
2.042%	12/19/19	40,395	40,003,333

(cost $40,007,026)
TOTAL SHORT-TERM INVESTMENTS (cost $84,372,364)			84,368,671

TOTAL INVESTMENTS — 105.6% (cost $505,517,909)			527,780,600
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.6)%			(28,149,076)

NET ASSETS — 100.0%			$499,631,524

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,471,219; cash collateral of $29,154,538 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Position:
336	S&P 500 E-Mini Index	Sep. 2019	$49,462,560	$794,550

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$2,328,480	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$1,784,200	$—
Bermuda	417,077	—	—
Brazil	2,566,035	—	—
Canada	15,053,982	—	—
Chile	1,283,353	—	—
China	—	13,162,525	—
Denmark	—	2,332,690	—
Finland	—	981,896	—
France	—	4,281,202	—
Germany	—	5,472,557	—
Greece	—	416,038	—
Hong Kong	—	4,766,208	—
Hungary	—	192,562	—
India	448,441	—	—
Indonesia	—	631,735	—
Israel	—	799,425	—
Italy	—	1,200,694	—
Japan	—	21,813,487	—
Luxembourg	—	671,050	—
Malaysia	—	2,211,339	—
Mexico	7,270,052	—	—
Netherlands	54,454	2,892,123	—
Norway	—	746,727	—
Pakistan	—	34,709	—
Philippines	—	702,943	—
Puerto Rico	581,773	—	—
Russia	—	1,585,546	—
Singapore	—	2,588,215	—

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
South Korea	$986,396	$7,594,109	$—
Spain	—	4,283,177	—
Sweden	—	1,810,438	—
Switzerland	—	5,082,933	—
Taiwan	—	12,035,939	—
Thailand	—	6,164,036	—
Turkey	—	215,740	—
United Kingdom	720,768	10,943,105	—
United States	217,409,400	—	—
Exchange-Traded Fund	2,238,733	—	—
Preferred Stocks
Brazil	173,105	—	—
Russia	—	334,997	—
Rights
United Kingdom	—	6,196	—
Affiliated Mutual Funds	117,465,030	—	—
Unaffiliated Mutual Fund	3,370,127	—	—
U.S. Treasury Obligation	—	40,003,333	—
Other Financial Instruments*
Futures Contracts	794,550	—	—

Total	$370,833,276	$157,741,874	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Country Allocation:

The country allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

United States (including 5.8% of collateral for securities on loan)	76.2%
Japan	4.4
Canada	3.1
China	2.5
United Kingdom	2.5
Taiwan	2.3
South Korea	1.8
Mexico	1.3
Thailand	1.3
Germany	1.1
Switzerland	1.1
Hong Kong	1.0
Spain	0.9
France	0.7
Brazil	0.6
Netherlands	0.6
Denmark	0.5
Malaysia	0.5
Singapore	0.5
Sweden	0.4
Australia	0.4

Russia	0.3%
Italy	0.3
Chile	0.3
Finland	0.2
Norway	0.2
Israel	0.2
Luxembourg	0.1
Greece	0.1
Puerto Rico	0.1
Bermuda	0.1
Indonesia	0.0	*
India	0.0	*
Turkey	0.0	*
Hungary	0.0	*
Pakistan	0.0	*
Philippines	0.0	*

	105.6
Liabilities in excess of other assets	(5.6)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$794,550	*	—	$—
Equity contracts	Unaffiliated investments	6,196		—	—

		$800,746			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$20,341	$3,899,813

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$6,196	$2,931,908

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)
$44,148,097

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$28,471,219	$(28,471,219)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $28,471,219:
Unaffiliated investments (cost $393,970,369)	$410,315,570
Affiliated investments (cost $111,547,540)	117,465,030
Foreign currency, at value (cost $759,604)	759,565
Receivable for investments sold	4,670,098
Deposit with broker for centrally cleared/exchange-traded derivatives	2,328,480
Dividends and interest receivable	1,147,300
Tax reclaim receivable	263,466
Due from broker-variation margin futures	223,440
Receivable for Portfolio shares sold	24,311
Receivable from affiliate	12,203
Prepaid expenses and other assets	2,563

Total Assets	537,212,026

LIABILITIES
Payable to broker for collateral for securities on loan	29,154,538
Payable for investments purchased	7,783,531
Accrued expenses and other liabilities	203,408
Payable to custodian	170,507
Management fee payable	151,594
Payable to affiliate	97,896
Distribution fee payable	17,273
Payable for Portfolio shares repurchased	1,386
Affiliated transfer agent fee payable	369

Total Liabilities	37,580,502

NET ASSETS	$499,631,524

Net assets were comprised of:
Partners Equity	$499,631,524

Net asset value and redemption price per share, $499,631,524 / 39,120,835 outstanding shares of beneficial interest	$12.77

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $387,324 foreign withholding tax, of which $32,458 is reimbursable by an affiliate)	$6,045,623
Interest income	459,811
Affiliated dividend income	183,853
Income from securities lending, net (including affiliated income of $41,326)	47,118

Total income	6,736,405

EXPENSES
Management fee	1,669,871
Distribution fee	572,662
Custodian and accounting fees	125,984
Audit fee	14,529
Trustees’ fees	7,223
Legal fees and expenses	6,129
Shareholders’ reports	4,343
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	11,324

Total expenses	2,415,541
Less: Fee waiver and/or expense reimbursement	(173,955)
Distribution fee waiver	(86,111)

Net expenses	2,155,475

NET INVESTMENT INCOME (LOSS)	4,580,930

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,568)	(611,106)
Futures transactions	3,899,813
Foreign currency transactions	(12,518)

3,276,189

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,742,523)	31,005,980
Futures	2,931,908
Foreign currencies	24,854

33,962,742

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	37,238,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,819,861

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,580,930	$6,179,172
Net realized gain (loss) on investment and foreign currency transactions	3,276,189	4,450,831
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,962,742	(39,985,592)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,819,861	(29,355,589)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,834,894 and 10,719,631 shares, respectively]	108,109,875	132,129,817
Portfolio shares repurchased [556,374 and 6,935,180 shares, respectively]	(6,890,664)	(79,430,042)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	101,219,211	52,699,775

CAPITAL CONTRIBUTIONS	322	17,900

TOTAL INCREASE (DECREASE)	143,039,394	23,362,086
NET ASSETS:
Beginning of period	356,592,130	333,230,044

End of period	$499,631,524	$356,592,130

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST MFS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 87.5%
COMMON STOCKS — 68.0%	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co. (The)	357	$129,952
Cubic Corp.	4,686	302,153
Curtiss-Wright Corp.	1,061	134,885
Harris Corp.*(a)	9,814	1,856,122
L3 Technologies, Inc.	2,731	669,559
Lockheed Martin Corp.	2,587	940,478
Northrop Grumman Corp.	6,208	2,005,867
TransDigm Group, Inc.*	1,794	867,937
United Technologies Corp.	10,084	1,312,937

		8,219,890

Air Freight & Logistics — 0.1%
Imperial Logistics Ltd. (South Africa)	4,851	17,743
United Parcel Service, Inc. (Class B Stock)	2,847	294,010
Yamato Holdings Co. Ltd. (Japan)	23,800	484,769

		796,522

Airlines — 0.1%
Alaska Air Group, Inc.	4,433	283,313
Delta Air Lines, Inc.	12,111	687,299
Ryanair Holdings PLC (Ireland), ADR*	4,333	277,919

		1,248,531

Auto Components — 0.4%
Aptiv PLC	8,785	710,092
Hella GmbH & Co. KGaA (Germany)	3,311	163,765
Koito Manufacturing Co. Ltd. (Japan)	19,200	1,029,115
Lear Corp.	4,109	572,260
Stoneridge, Inc.*	13,564	427,944
Visteon Corp.*(a)	7,980	467,468

		3,370,644

Automobiles — 0.1%
Astra International Tbk PT (Indonesia)	587,300	309,562
Harley-Davidson, Inc.(a)	11,516	412,618

		722,180

Banks — 4.2%
Absa Group Ltd. (South Africa)	53,976	674,293
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	74,180	167,622
AIB Group PLC (Ireland)	247,039	1,011,912
Banco Bradesco SA (Brazil), ADR	76,560	751,819
Banco Macro SA (Argentina), ADR	2,077	151,309
Bancolombia SA (Colombia), ADR	2,887	147,353
Bank of Hawaii Corp.(a)	4,060	336,615
Bank OZK	4,842	145,696
Barclays PLC (United Kingdom)	297,714	567,266
BB&T Corp.(a)	30,829	1,514,629
BNP Paribas SA (France)	29,864	1,418,781
Brookline Bancorp, Inc.	16,930	260,383
Cathay General Bancorp	7,306	262,358
China Construction Bank Corp. (China) (Class H Stock)	756,000	651,097
Citigroup, Inc.	36,090	2,527,383
Comerica, Inc.	8,597	624,486
Credicorp Ltd. (Peru)	949	217,236
Cullen/Frost Bankers, Inc.	1,608	150,605
CVB Financial Corp.	5,283	111,102

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
E.Sun Financial Holding Co. Ltd. (Taiwan)	494,000	$413,608
First Hawaiian, Inc.	15,951	412,652
First Republic Bank	5,669	553,578
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	203,211	294,011
Hanmi Financial Corp.	11,104	247,286
Huntington Bancshares, Inc.	56,679	783,304
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	227,000	165,544
Intesa Sanpaolo SpA (Italy)	583,008	1,247,410
JPMorgan Chase & Co.	34,649	3,873,758
Kasikornbank PCL (Thailand)	70,400	431,764
KBC Group NV (Belgium)	17,018	1,117,037
KeyCorp	47,090	835,848
Komercni banka A/S (Czech Republic)	7,582	302,327
Lakeland Financial Corp.	7,193	336,848
LegacyTexas Financial Group, Inc.	11,126	452,940
M&T Bank Corp.	3,555	604,599
Metropolitan Bank & Trust Co. (Philippines)	357,870	498,013
Mitsubishi UFJ Financial Group, Inc. (Japan)	257,800	1,226,589
Nova Ljubljanska Banka dd (Slovenia), GDR	8,489	111,698
PNC Financial Services Group, Inc. (The)	10,481	1,438,832
Prosperity Bancshares, Inc.(a)	4,219	278,665
Public Bank Bhd (Malaysia)	68,900	383,281
Sandy Spring Bancorp, Inc.	3,698	128,986
Sberbank of Russia PJSC (Russia)	156,312	590,636
Signature Bank	10,104	1,220,967
SunTrust Banks, Inc.	12,632	793,921
TCF Financial Corp.	13,475	280,145
Texas Capital Bancshares, Inc.*	3,353	205,774
U.S. Bancorp	41,628	2,181,307
UMB Financial Corp.	5,803	381,953
Umpqua Holdings Corp.	7,492	124,292
Wells Fargo & Co.	38,953	1,843,256
Wintrust Financial Corp.	15,102	1,104,862

		36,557,636

Beverages — 0.8%
Ambev SA (Brazil), ADR(a)	211,594	988,144
China Resources Beer Holdings Co. Ltd. (China)	168,000	800,601
Coca-Cola European Partners PLC (United Kingdom)	8,891	502,341
Constellation Brands, Inc. (Class A Stock)(a)	6,118	1,204,879
Diageo PLC (United Kingdom)	27,859	1,199,732
Fomento Economico Mexicano SAB de CV (Mexico), ADR	1,094	105,845
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,000	286,576
Molson Coors Brewing Co. (Class B Stock)	4,930	276,080

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Monster Beverage Corp.*	2,546	$162,511
PepsiCo, Inc.	7,164	939,415
Pernod Ricard SA (France)	1,133	208,874

		6,674,998

Biotechnology — 0.3%
Aimmune Therapeutics, Inc.*	4,887	101,747
Alder Biopharmaceuticals, Inc.*	10,736	126,363
Amicus Therapeutics, Inc.*	12,957	161,703
BioMarin Pharmaceutical, Inc.*	3,426	293,437
Bridgebio Pharma, Inc.*	4,067	109,687
Forty Seven, Inc.*	3,608	38,245
Immunomedics, Inc.*(a)	5,433	75,356
MorphoSys AG (Germany), ADR*	5,472	132,094
Neurocrine Biosciences, Inc.*	1,543	130,275
Orchard Therapeutics PLC (United Kingdom), ADR*	5,860	81,981
Principia Biopharma, Inc.*	3,132	103,951
Sarepta Therapeutics, Inc.*	717	108,948
Twist Bioscience Corp.*	4,354	126,310
Vertex Pharmaceuticals, Inc.*	4,834	886,459

		2,476,556

Building Products — 0.8%
Daikin Industries Ltd. (Japan)	13,300	1,743,556
Johnson Controls International PLC	32,095	1,325,845
Lennox International, Inc.(a)	3,566	980,650
Masco Corp.	17,085	670,415
Owens Corning	18,835	1,096,197
TOTO Ltd. (Japan)	27,500	1,089,303
Trex Co., Inc.*	3,584	256,973

		7,162,939

Capital Markets — 2.8%
Apollo Global Management LLC (Class A Stock)	32,080	1,100,344
B3 SA - Brasil Bolsa Balcao (Brazil)	14,100	137,807
Bank of New York Mellon Corp. (The)	16,006	706,665
BlackRock, Inc.	1,751	821,744
Blackstone Group LP (The), MLP	5,943	263,988
Charles Schwab Corp. (The)	4,457	179,127
CME Group, Inc.(a)	1,849	358,909
Euronext NV (Netherlands), 144A	15,202	1,151,792
Goldman Sachs Group, Inc. (The)	9,068	1,855,313
Hamilton Lane, Inc. (Class A Stock)	5,546	316,455
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	27,100	958,458
Intercontinental Exchange, Inc.	8,451	726,279
Invesco Ltd.	25,082	513,178
Julius Baer Group Ltd. (Switzerland)*	26,272	1,168,204
Moody’s Corp.	3,506	684,757
MSCI, Inc.	10,384	2,479,595
Nasdaq, Inc.	34,868	3,353,256
Northern Trust Corp.	7,116	640,440
Raymond James Financial, Inc.	7,037	594,978
State Street Corp.	20,568	1,153,042
T. Rowe Price Group, Inc.	3,786	415,362
TD Ameritrade Holding Corp.	19,481	972,491
TMX Group Ltd. (Canada)	21,933	1,525,788

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Tradeweb Markets, Inc. (Class A Stock)	4,960	$217,298
UBS Group AG (Switzerland)*	129,238	1,536,931
WisdomTree Investments, Inc.(a)	24,268	149,734

		23,981,935

Chemicals — 2.4%
Akzo Nobel NV (Netherlands)	17,434	1,637,826
Axalta Coating Systems Ltd.*	38,482	1,145,609
Celanese Corp.	4,525	487,795
Chr Hansen Holding A/S (Denmark)	5,719	537,154
Corteva, Inc.*	3,641	107,655
Croda International PLC (United Kingdom)	21,269	1,385,078
DuPont de Nemours, Inc.	6,996	525,165
Eastman Chemical Co.	8,370	651,437
Ferro Corp.*	37,625	594,475
FMC Corp.	9,767	810,173
Ingevity Corp.*	9,052	951,999
Kansai Paint Co. Ltd. (Japan)	26,400	554,576
Linde PLC (United Kingdom), (AQUIS)	13,747	2,765,998
Nitto Denko Corp. (Japan)	15,400	762,171
PPG Industries, Inc.	19,261	2,247,951
PTT Global Chemical PCL (Thailand)	111,400	232,591
RPM International, Inc.	4,211	257,334
Scotts Miracle-Gro Co. (The)	2,478	244,083
Sensient Technologies Corp.	4,417	324,561
Sherwin-Williams Co. (The)	5,173	2,370,734
Sika AG (Switzerland)	7,579	1,296,298
Symrise AG (Germany)	13,253	1,277,487

		21,168,150

Commercial Services & Supplies — 0.6%
Boyd Group Income Fund (Canada), UTS	2,307	291,504
Brambles Ltd. (Australia)	130,838	1,184,425
BrightView Holdings, Inc.*	17,729	331,710
Copart, Inc.*	22,012	1,645,177
IAA, Inc.*	7,694	298,373
KAR Auction Services, Inc.	5,365	134,125
Ritchie Bros. Auctioneers, Inc. (Canada)	27,461	912,855
Stericycle, Inc.*(a)	8,178	390,500

		5,188,669

Communications Equipment — 0.3%
Cisco Systems, Inc.	10,693	585,228
Motorola Solutions, Inc.	4,147	691,429
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	59,100	561,452
VTech Holdings Ltd. (Hong Kong)	49,500	443,622

		2,281,731

Construction & Engineering — 0.0%
Construction Partners, Inc. (Class A Stock)*	11,722	176,064

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction Materials — 0.5%
Eagle Materials, Inc.	1,381	$128,019
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	277,600	393,055
Summit Materials, Inc. (Class A Stock)*	13,829	266,208
Vulcan Materials Co.	22,808	3,131,766

		3,919,048

Consumer Finance — 0.3%
AEON Financial Service Co. Ltd. (Japan)	63,000	1,017,280
American Express Co.	5,624	694,227
Discover Financial Services	9,275	719,647
PRA Group, Inc.*	7,349	206,801

		2,637,955

Containers & Packaging — 0.3%
Berry Global Group, Inc.*	14,570	766,236
CCL Industries, Inc. (Canada) (Class B Stock)	3,344	163,989
Graphic Packaging Holding Co.	78,029	1,090,845
Lock&Lock Co. Ltd. (South Korea)	10,355	139,780
Sealed Air Corp.	9,279	396,956
Westrock Co.	10,856	395,918

		2,953,724

Distributors — 0.1%
LKQ Corp.*	22,178	590,157
Pool Corp.	2,669	509,779

		1,099,936

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.*	22,629	3,414,037
OneSpaWorld Holdings Ltd. (Bahamas)*(a)	18,720	290,160

		3,704,197

Diversified Financial Services — 0.1%
Cerved Group SpA (Italy)	23,140	205,030
Element Fleet Management Corp. (Canada)	81,340	593,800

		798,830

Diversified Telecommunication Services — 0.2%
Hellenic Telecommunications Organization SA (Greece)*	60,599	894,298
Verizon Communications, Inc.	10,894	622,374

		1,516,672

Electric Utilities — 1.3%
American Electric Power Co., Inc.	2,439	214,656
CLP Holdings Ltd. (Hong Kong)	83,500	920,949
Duke Energy Corp.	21,437	1,891,601
Eversource Energy(a)	9,865	747,372
FirstEnergy Corp.	38,607	1,652,766
Iberdrola SA (Spain)	134,962	1,345,059
NextEra Energy, Inc.	1,093	223,912
Orsted A/S (Denmark), 144A	5,416	467,790
Pinnacle West Capital Corp.	8,083	760,530
Portland General Electric Co.	8,605	466,133
Southern Co. (The)	38,042	2,102,962

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	7,086	$421,546

		11,215,276

Electrical Equipment — 1.2%
AMETEK, Inc.	27,895	2,533,982
Eaton Corp. PLC	20,301	1,690,667
Generac Holdings, Inc.*	3,516	244,046
Legrand SA (France)	16,881	1,234,736
LS Industrial Systems Co. Ltd. (South Korea)	11,570	506,172
Melrose Industries PLC (United Kingdom)	215,213	495,187
Regal Beloit Corp.	7,527	615,031
Schneider Electric SE (France)	27,168	2,464,574
Sensata Technologies Holding PLC*	12,862	630,238

		10,414,633

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	19,551	1,875,723
CTS Corp.	5,553	153,152
FLIR Systems, Inc.	24,509	1,325,937
Hitachi Ltd. (Japan)	32,340	1,187,133
IPG Photonics Corp.*	1,574	242,789
Keysight Technologies, Inc.*	5,905	530,328
Kyocera Corp. (Japan)	7,800	510,947
Littelfuse, Inc.	4,507	797,333
nLight, Inc.*	13,496	259,123
Plexus Corp.*	4,632	270,370
TE Connectivity Ltd.	6,645	636,458
Zebra Technologies Corp. (Class A Stock)*	1,944	407,249

		8,196,542

Energy Equipment & Services — 0.3%
Apergy Corp.*	2,053	68,858
Core Laboratories NV(a)	5,586	292,036
Frank’s International NV*	74,449	406,492
Lamprell PLC (United Arab Emirates)*	160,926	129,484
Liberty Oilfield Services, Inc. (Class A Stock)	9,301	150,490
Oil States International, Inc.*	10,457	191,363
Patterson-UTI Energy, Inc.	53,836	619,652
Schlumberger Ltd.	22,888	909,569

		2,767,944

Entertainment — 0.9%
CTS Eventim AG & Co. KGaA (Germany)	4,604	214,501
Electronic Arts, Inc.*	25,038	2,535,348
IMAX Corp.*	11,400	230,280
Live Nation Entertainment, Inc.*	1,951	129,254
Manchester United PLC (United Kingdom) (Class A Stock)	13,393	242,145
Netflix, Inc.*	6,733	2,473,166
Spotify Technology SA*	1,144	167,276
Take-Two Interactive Software, Inc.*(a)	13,497	1,532,314
World Wrestling Entertainment, Inc. (Class A Stock)	2,834	204,643

		7,728,927

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 5.8%
Advance Residence Investment Corp. (Japan)	299	$889,326
Alexandria Real Estate Equities, Inc.(a)	8,722	1,230,587
American Homes 4 Rent (Class A Stock)	36,963	898,571
American Tower Corp.	11,940	2,441,133
AvalonBay Communities, Inc.	6,635	1,348,099
Big Yellow Group PLC (United Kingdom)	57,094	718,332
Boardwalk Real Estate Investment Trust (Canada)	34,665	1,054,602
Boston Properties, Inc.	7,574	977,046
Brixmor Property Group, Inc.	89,555	1,601,243
Corporate Office Properties Trust	13,665	360,346
Derwent London PLC (United Kingdom)	9,820	388,797
EPR Properties	7,704	574,641
Equinix, Inc.	1,720	867,379
Equity Commonwealth	7,577	246,404
Equity LifeStyle Properties, Inc.	8,112	984,310
Extra Space Storage, Inc.	9,889	1,049,223
Farmland Partners, Inc.	17,401	122,677
Fortune Real Estate Investment Trust (Hong Kong)	494,000	679,685
Goodman Group (Australia)	120,197	1,269,271
Industrial Logistics Properties Trust	51,505	1,072,334
Japan Logistics Fund, Inc. (Japan)	340	778,389
Kenedix Office Investment Corp. (Japan)	125	894,494
Lexington Realty Trust	13,021	122,528
Life Storage, Inc.	11,194	1,064,326
Link REIT (Hong Kong)	144,500	1,776,650
LondonMetric Property PLC (United Kingdom)	173,673	465,482
Mapletree Logistics Trust (Singapore)	684,300	804,125
Medical Properties Trust, Inc.	102,167	1,781,793
Mid-America Apartment Communities, Inc.	16,727	1,969,772
National Storage REIT (Australia)	696,249	855,807
Office Properties Income Trust	7,351	193,111
Prologis Property Mexico SA de CV (Mexico)	240,069	499,931
Prologis, Inc.	21,014	1,683,221
Public Storage	10,626	2,530,794
Rexford Industrial Realty, Inc.	12,319	497,318
RPT Realty	31,867	385,909
SBA Communications Corp.*	6,099	1,371,299
Shaftesbury PLC (United Kingdom)	66,111	674,402
Simon Property Group, Inc.	7,101	1,134,456
Spirit Realty Capital, Inc.(a)	13,355	569,724
STAG Industrial, Inc.	44,316	1,340,116
STORE Capital Corp.	48,275	1,602,247
Sun Communities, Inc.	13,118	1,681,596
Unibail-Rodamco-Westfield (France)	5,719	857,251
UNITE Group PLC (The) (United Kingdom)	18,543	229,438
Urban Edge Properties	46,448	804,944

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties, Inc.(a)	66,656	$1,469,098
Warehouses De Pauw CVA (Belgium)	3,979	669,880
Welltower, Inc.	15,505	1,264,123
WP Carey, Inc.(a)	17,670	1,434,451

		50,180,681

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings, Inc.*	21,279	561,766
Costco Wholesale Corp.	2,655	701,610
Dairy Farm International Holdings Ltd. (Hong Kong)	31,700	226,478
Grocery Outlet Holding Corp.*	7,664	251,992
Kroger Co. (The)	22,221	482,418
Performance Food Group Co.*	9,931	397,538
Sundrug Co. Ltd. (Japan)	15,400	417,167
Wal-Mart de Mexico SAB de CV (Mexico)	48,468	132,295

		3,171,264

Food Products — 1.6%
Archer-Daniels-Midland Co.	26,681	1,088,585
Astra Agro Lestari Tbk PT (Indonesia)	167,500	123,511
AVI Ltd. (South Africa)	54,419	353,269
BRF SA (Brazil)*	13,300	101,622
Cal-Maine Foods, Inc.	4,066	169,633
Danone SA (France)	20,404	1,728,419
General Mills, Inc.	5,685	298,576
Hostess Brands, Inc.*	19,390	279,992
Ingredion, Inc.	4,428	365,266
J.M. Smucker Co. (The)	8,168	940,872
Kellogg Co.	6,631	355,223
Mondelez International, Inc. (Class A Stock)	7,012	377,947
Nestle SA (Switzerland)	50,183	5,194,478
Nomad Foods Ltd. (United Kingdom)*	8,594	183,568
Orion Corp. (South Korea)	5,600	448,281
Post Holdings, Inc.*	2,490	258,885
Sanderson Farms, Inc.	4,032	550,610
Tingyi Cayman Islands Holding Corp. (China)	312,000	521,332
TreeHouse Foods, Inc.*(a)	5,674	306,963

		13,647,032

Gas Utilities — 0.3%
APA Group (Australia)	87,893	666,027
China Resources Gas Group Ltd. (China)	128,000	634,811
New Jersey Resources Corp.	3,959	197,040
South Jersey Industries, Inc.	22,678	764,929

		2,262,807

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	26,559	2,233,612
Align Technology, Inc.*	649	177,631
Becton, Dickinson & Co.	1,384	348,782
Boston Scientific Corp.*	29,544	1,269,801
Cooper Cos., Inc. (The)	2,792	940,597
Danaher Corp.	26,976	3,855,410
DexCom, Inc.*	1,930	289,191

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*	6,434	$1,188,617
IDEXX Laboratories, Inc.*	1,429	393,447
iRhythm Technologies, Inc.*	2,156	170,496
Masimo Corp.*	8,328	1,239,373
Medtronic PLC	42,718	4,160,306
Merit Medical Systems, Inc.*	4,073	242,588
Mesa Laboratories, Inc.	629	153,690
Nevro Corp.*	2,493	161,621
OrthoPediatrics Corp.*	4,794	186,966
Quidel Corp.*	3,705	219,781
Silk Road Medical, Inc.*	3,203	155,217
STERIS PLC	14,227	2,118,116
Stryker Corp.	2,769	569,251
Terumo Corp. (Japan)	50,700	1,515,610
TransMedics Group, Inc.*(a)	4,289	124,338
West Pharmaceutical Services, Inc.	7,611	952,517
Zimmer Biomet Holdings, Inc.	6,274	738,701

		23,405,659

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	6,227	530,914
Cigna Corp.	10,246	1,614,257
Guardant Health, Inc.*	2,406	207,710
HealthEquity, Inc.*	2,510	164,154
Henry Schein, Inc.*(a)	4,099	286,520
Humana, Inc.	739	196,057
McKesson Corp.	5,711	767,501
PetIQ, Inc.*	4,044	133,290
Premier, Inc. (Class A Stock)*	28,366	1,109,394
Quest Diagnostics, Inc.	7,624	776,200
Sonic Healthcare Ltd. (Australia)	34,705	659,088
Universal Health Services, Inc. (Class B Stock)	5,166	673,595

		7,118,680

Health Care Technology — 0.1%
Change Healthcare, Inc.*	18,161	265,150
Inspire Medical Systems, Inc.*	2,003	121,482
Medidata Solutions, Inc.*	1,647	149,070
Teladoc Health, Inc.*(a)	4,814	319,698

		855,400

Hotels, Restaurants & Leisure — 1.2%
Aramark	9,074	327,208
Chipotle Mexican Grill, Inc.*	2,065	1,513,397
Domino’s Pizza, Inc.	1,562	434,673
Dunkin’ Brands Group, Inc.(a)	8,451	673,207
Genting Bhd (Malaysia)	290,000	475,562
Hilton Worldwide Holdings, Inc.	4,217	412,170
Marriott International, Inc. (Class A Stock)	11,899	1,669,311
Planet Fitness, Inc. (Class A Stock)*	4,869	352,710
Royal Caribbean Cruises Ltd.	4,001	484,961
Starbucks Corp.	10,888	912,741
Vail Resorts, Inc.	1,342	299,508
Wendy’s Co. (The)(a)	17,714	346,840
Wyndham Hotels & Resorts, Inc.	7,893	439,956
Wynn Resorts Ltd.(a)	3,003	372,342

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc. (China)	34,876	$1,611,271

		10,325,857

Household Durables — 0.3%
Mohawk Industries, Inc.*	2,264	333,872
Newell Brands, Inc.	31,063	478,991
Toll Brothers, Inc.	36,272	1,328,281
Whirlpool Corp.	3,699	526,590

		2,667,734

Household Products — 0.5%
Colgate-Palmolive Co.	19,157	1,372,982
Energizer Holdings, Inc.	3,101	119,823
Kimberly-Clark Corp.	4,088	544,848
Procter & Gamble Co. (The)	1,635	179,278
Reckitt Benckiser Group PLC (United Kingdom)	21,534	1,699,274

		3,916,205

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	29,404	492,811

Industrial Conglomerates — 0.7%
3M Co.	4,594	796,324
Honeywell International, Inc.	13,261	2,315,238
Roper Technologies, Inc.	8,732	3,198,182

		6,309,744

Insurance — 2.9%
AIA Group Ltd. (Hong Kong)	294,800	3,187,673
Aon PLC	29,934	5,776,663
Arthur J Gallagher & Co.	8,218	719,815
Assurant, Inc.	5,765	613,281
Athene Holding Ltd. (Class A Stock)*	11,045	475,598
Chubb Ltd.	14,242	2,097,704
Everest Re Group Ltd.	3,564	880,949
Hanover Insurance Group, Inc. (The)	6,151	789,173
Hartford Financial Services Group, Inc. (The)	20,671	1,151,788
Hiscox Ltd. (United Kingdom)	47,771	1,026,450
Lincoln National Corp.	9,187	592,102
Marsh & McLennan Cos., Inc.	19,777	1,972,756
MetLife, Inc.	14,374	713,957
Reinsurance Group of America, Inc.	2,279	355,592
Safety Insurance Group, Inc.	774	73,631
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	654	151,892
Swiss Re AG (Switzerland)	7,266	738,169
Third Point Reinsurance Ltd. (Bermuda)*	13,380	138,082
Travelers Cos., Inc. (The)	12,177	1,820,705
Unum Group	9,868	331,071
Zurich Insurance Group AG (Switzerland)	3,449	1,198,837

		24,805,888

Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	3,845	4,163,366
Alphabet, Inc. (Class C Stock)*	1,242	1,342,490
Baidu, Inc. (China), ADR*	5,540	650,174

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Interactive Media & Services (continued)
Cargurus, Inc.*	6,462	$233,343
Facebook, Inc. (Class A Stock)*	17,137	3,307,441
IAC/InterActiveCorp*	3,642	792,244
Match Group, Inc.(a)	3,883	261,210
NAVER Corp. (South Korea)	9,634	953,207
Pinterest, Inc. (Class A Stock)*(a)	5,670	154,337
Scout24 AG (Germany), 144A*	9,531	506,552
Tencent Holdings Ltd. (China)	34,100	1,540,090

		13,904,454

Internet & Direct Marketing Retail — 1.3%
Alibaba Group Holding Ltd. (China), ADR*	7,756	1,314,254
Amazon.com, Inc.*	3,517	6,659,897
Booking Holdings, Inc.*	215	403,063
Chewy, Inc. (Class A Stock)*(a)	16,010	560,350
Ctrip.com International Ltd. (China), ADR*	6,141	226,664
Just Eat PLC (United Kingdom)*	66,312	526,868
MakeMyTrip Ltd. (India)*(a)	25,775	639,220
Naspers Ltd. (South Africa) (Class N Stock)	2,508	609,828
Stamps.com, Inc.*	1,738	78,679

		11,018,823

IT Services — 5.2%
Accenture PLC (Class A Stock)	14,637	2,704,478
Amadeus IT Group SA (Spain)	15,254	1,210,346
Amdocs Ltd.(a)	14,675	911,171
Black Knight, Inc.*	7,138	429,351
CACI International, Inc. (Class A Stock)*	3,377	690,900
Cognizant Technology Solutions Corp. (Class A Stock)	31,899	2,022,078
DXC Technology Co.	15,677	864,587
Endava PLC (United Kingdom), ADR*	9,394	378,015
EPAM Systems, Inc.*	4,485	776,354
Evo Payments, Inc. (Class A Stock)*	5,656	178,334
Fidelity National Information Services, Inc.	25,316	3,105,767
First Data Corp. (Class A Stock)*	26,682	722,282
Fiserv, Inc.*(a)	53,813	4,905,593
FleetCor Technologies, Inc.*	7,512	2,109,745
Fujitsu Ltd. (Japan)	3,100	216,363
Global Payments, Inc.	26,722	4,278,994
InterXion Holding NV (Netherlands)*(a)	4,299	327,111
KBR, Inc.	50,903	1,269,521
Leidos Holdings, Inc.	7,538	601,909
ManTech International Corp. (Class A Stock)	3,523	231,990
Mastercard, Inc. (Class A Stock)	20,140	5,327,634
Nomura Research Institute Ltd. (Japan)	58,200	935,960
Okta, Inc.*(a)	486	60,026
PayPal Holdings, Inc.*	9,968	1,140,937
Presidio, Inc.	13,509	184,668
Square, Inc. (Class A Stock)*(a)	11,851	859,553

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Total System Services, Inc.	15,312	$1,964,070
Visa, Inc. (Class A Stock)	24,506	4,253,016
Wix.com Ltd. (Israel)*	2,403	341,466
WNS Holdings Ltd. (India), ADR*	6,202	367,158
Worldpay, Inc. (Class A Stock)*	17,749	2,175,140

		45,544,517

Leisure Products — 0.1%
Brunswick Corp.	15,255	700,052

Life Sciences Tools & Services — 1.5%
Adaptive Biotechnologies Corp.*	6,853	331,000
Bio-Techne Corp.	7,547	1,573,474
Charles River Laboratories International, Inc.*	1,990	282,381
ICON PLC (Ireland)*	10,471	1,612,220
Illumina, Inc.*	1,219	448,775
Mettler-Toledo International, Inc.*	1,296	1,088,640
PerkinElmer, Inc.	33,129	3,191,648
QIAGEN NV*	16,070	651,638
Syneos Health, Inc.*	3,530	180,348
Thermo Fisher Scientific, Inc.	12,164	3,572,323

		12,932,447

Machinery — 1.5%
Actuant Corp. (Class A Stock)	5,283	131,071
AGCO Corp.	10,902	845,668
Doosan Bobcat, Inc. (South Korea)	16,184	510,302
Evoqua Water Technologies Corp.*	21,555	306,943
Flowserve Corp.	2,851	150,219
Fortive Corp.	6,634	540,804
Haitian International Holdings Ltd. (China)	173,000	360,591
IDEX Corp.	2,933	504,887
Illinois Tool Works, Inc.	8,770	1,322,604
Ingersoll-Rand PLC	7,292	923,678
ITT, Inc.	11,805	772,991
Kennametal, Inc.	8,992	332,614
Kubota Corp. (Japan)	83,800	1,399,190
Schindler Holding AG (Switzerland), Part. Cert	4,852	1,080,695
Stanley Black & Decker, Inc.	12,347	1,785,500
Techtronic Industries Co. Ltd. (Hong Kong)	229,000	1,757,845
TriMas Corp.*	6,794	210,410
Xylem, Inc.	1,929	161,342

		13,097,354

Media — 0.8%
Altice USA, Inc. (Class A Stock)*	59,940	1,459,539
Charter Communications, Inc. (Class A Stock)*	1,934	764,278
Comcast Corp. (Class A Stock)	82,359	3,482,139
Interpublic Group of Cos., Inc. (The)	15,964	360,627
MultiChoice Group Ltd. (South Africa)*	2,274	21,624
Omnicom Group, Inc.(a)	6,354	520,710

		6,608,917

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining — 0.0%
Ferroglobe PLC	36,527	$62,096
Vale SA (Brazil), ADR	26,304	353,526

		415,622

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	26,067	237,992
Two Harbors Investment Corp.	14,843	188,061

		426,053

Multiline Retail — 0.4%
Dollar General Corp.	6,429	868,943
Dollar Tree, Inc.*	18,349	1,970,499
Ollie’s Bargain Outlet Holdings, Inc.*	1,416	123,348
SACI Falabella (Chile)	16,105	105,166
Target Corp.	4,465	386,714

		3,454,670

Multi-Utilities — 0.6%
Black Hills Corp.	6,354	496,692
CenterPoint Energy, Inc.	20,510	587,201
CMS Energy Corp.	16,520	956,673
NiSource, Inc.	15,870	457,056
Public Service Enterprise Group, Inc.	14,396	846,773
Sempra Energy	6,182	849,654
WEC Energy Group, Inc.	7,315	609,852

		4,803,901

Oil, Gas & Consumable Fuels — 1.9%
BP PLC (United Kingdom)	259,562	1,811,186
BP PLC (United Kingdom), ADR	11,700	487,890
Cabot Oil & Gas Corp.	21,535	494,444
Cairn Energy PLC (United Kingdom)*	247,256	544,500
Caltex Australia Ltd. (Australia)	34,283	595,988
Chevron Corp.	5,735	713,663
Concho Resources, Inc.	2,125	219,258
Diamondback Energy, Inc.	4,260	464,212
Enbridge, Inc. (Canada)	16,937	611,752
Eni SpA (Italy)	66,967	1,114,788
Enterprise Products Partners LP, MLP	9,261	267,365
EOG Resources, Inc.	9,533	888,094
Equitrans Midstream Corp.	13,126	258,713
Exxon Mobil Corp.	8,206	628,826
Galp Energia SGPS SA (Portugal)	67,714	1,042,808
Hess Corp.	8,844	562,213
LUKOIL PJSC (Russia), ADR	8,645	730,720
Marathon Petroleum Corp.	14,958	835,853
Matador Resources Co.*(a)	6,287	124,986
Occidental Petroleum Corp.	4,732	237,925
Oil Search Ltd. (Australia)	103,607	515,914
Parsley Energy, Inc. (Class A Stock)*	8,768	166,680
Petroleo Brasileiro SA (Brazil), ADR(a)	23,750	369,787
Pioneer Natural Resources Co.	8,752	1,346,583
Plains GP Holdings LP (Class A Stock)*	31,941	797,567
StealthGas, Inc. (Greece)*	18,387	63,251
United Tractors Tbk PT (Indonesia)	162,600	324,630
WPX Energy, Inc.*	56,035	644,963

		16,864,559

COMMON STOCKS (continued)	Shares	Value
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	29,400	$251,205

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,692	676,042
Kao Corp. (Japan)	14,300	1,092,829
L’Oreal SA (France)	4,736	1,348,584

		3,117,455

Pharmaceuticals — 2.5%
Aquestive Therapeutics, Inc.*	5,479	23,012
Bayer AG (Germany)	21,587	1,492,825
Collegium Pharmaceutical, Inc.*	6,804	89,473
Elanco Animal Health, Inc.*	53,199	1,798,126
Eli Lilly & Co.	6,243	691,662
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	318,405	289,146
GW Pharmaceuticals PLC (United Kingdom), ADR*	915	157,737
Johnson & Johnson	21,686	3,020,426
Kyowa Kirin Co. Ltd. (Japan)	26,900	485,203
Merck & Co., Inc.	11,703	981,297
Mylan NV*	12,260	233,430
Novartis AG (Switzerland)	2,283	208,376
Novo Nordisk A/S (Denmark) (Class B Stock)	39,793	2,030,134
Optinose, Inc.*(a)	10,037	71,062
Pfizer, Inc.	59,761	2,588,846
Prestige Consumer Healthcare, Inc.*(a)	4,713	149,308
Roche Holding AG (Switzerland)	12,336	3,473,395
Santen Pharmaceutical Co. Ltd. (Japan)	97,900	1,626,763
Tricida, Inc.*	3,675	145,015
Zoetis, Inc.	16,842	1,911,399

		21,466,635

Professional Services — 1.3%
51job, Inc. (China), ADR*(a)	13,306	1,004,603
CoStar Group, Inc.*	1,977	1,095,377
Equifax, Inc.	5,637	762,348
IHS Markit Ltd.*	25,867	1,648,245
RELX PLC (United Kingdom)	62,748	1,518,057
TransUnion	23,169	1,703,153
TriNet Group, Inc.*	2,756	186,857
Verisk Analytics, Inc.	21,824	3,196,343

		11,114,983

Real Estate Management & Development — 1.1%
Aldar Properties PJSC (United Arab Emirates)*	241,013	123,971
Ascendas India Trust (Singapore), UTS	716,800	720,205
Atrium European Real Estate Ltd. (Poland)*	49,794	185,648
Central Pattana PCL (Thailand)	86,700	211,917
Daito Trust Construction Co. Ltd. (Japan)	5,200	662,452
Daiwa House Industry Co. Ltd. (Japan)	21,900	639,280

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Entra ASA (Norway), 144A	40,309	$619,091
Grainger PLC (United Kingdom)	125,207	390,307
Grand City Properties SA (Germany)	82,871	1,895,722
Hang Lung Properties Ltd. (Hong Kong)	567,000	1,350,127
LEG Immobilien AG (Germany)	17,634	1,991,450
Multiplan Empreendimentos Imobiliarios SA (Brazil)	21,040	152,049
RMR Group, Inc. (The) (Class A Stock)	943	44,302
Shurgard Self Storage SA (Belgium)	19,624	710,865

		9,697,386

Road & Rail — 0.7%
Canadian National Railway Co. (Canada)(a)	5,700	527,136
Canadian Pacific Railway Ltd. (Canada)	4,536	1,067,049
Kansas City Southern	16,261	1,980,915
Localiza Rent a Car SA (Brazil)	11,600	122,919
Schneider National, Inc. (Class B Stock)	11,279	205,729
Union Pacific Corp.	12,328	2,084,788

		5,988,536

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.	20,363	2,298,372
Brooks Automation, Inc.	6,041	234,089
Marvell Technology Group Ltd.	24,101	575,291
Maxim Integrated Products, Inc.	10,164	608,011
Mellanox Technologies Ltd.*	5,938	657,158
Monolithic Power Systems, Inc.	8,992	1,220,934
NXP Semiconductors NV (Netherlands)	3,974	387,902
Silicon Laboratories, Inc.*	7,847	811,380
Silicon Motion Technology Corp. (Taiwan), ADR	17,422	773,188
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	378,000	2,895,751
Texas Instruments, Inc.	15,437	1,771,550

		12,233,626

Software — 3.8%
8x8, Inc.*	10,682	257,436
Adobe, Inc.*	14,546	4,285,979
Autodesk, Inc.*	8,112	1,321,445
Avalara, Inc.*	4,365	315,153
Box, Inc. (Class A Stock)*	12,595	221,798
Cadence Design Systems, Inc.*	34,760	2,461,356
Check Point Software Technologies Ltd. (Israel)*(a)	8,299	959,447
Constellation Software, Inc. (Canada)	1,577	1,486,321
DocuSign, Inc.*(a)	8,647	429,842
Everbridge, Inc.*	4,168	372,703
Five9, Inc.*	2,720	139,509
Guidewire Software, Inc.*	6,718	681,071
Intuit, Inc.	6,249	1,633,051
Linx SA (Brazil)	41,400	381,985
Microsoft Corp.	59,031	7,907,793

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Model N, Inc.*	10,736	$209,352
Nice Ltd. (Israel), ADR*	7,257	994,209
Pagerduty, Inc.*	3,828	180,107
Paylocity Holding Corp.*	2,967	278,364
Pluralsight, Inc. (Class A Stock)*	9,870	299,258
Proofpoint, Inc.*	1,729	207,912
PTC, Inc.*	13,863	1,244,343
Q2 Holdings, Inc.*(a)	4,691	358,205
Rapid7, Inc.*	5,650	326,796
RealPage, Inc.*	3,698	217,627
RingCentral, Inc. (Class A Stock)*	1,509	173,414
salesforce.com, Inc.*	15,268	2,316,614
ServiceNow, Inc.*	4,973	1,365,437
SS&C Technologies Holdings, Inc.	15,281	880,338
Tyler Technologies, Inc.*	2,653	573,101
Verint Systems, Inc.*(a)	9,991	537,316
Zendesk, Inc.*	3,659	325,761

		33,343,043

Specialty Retail — 0.9%
Dufry AG (Switzerland)*	5,789	489,813
Five Below, Inc.*	8,927	1,071,419
Floor & Decor Holdings, Inc. (Class A Stock)*	3,698	154,946
Hudson Ltd. (Class A Stock)*	19,939	274,959
Michaels Cos., Inc. (The)*	22,669	197,220
Motus Holdings Ltd. (South Africa)	7,119	36,967
O’Reilly Automotive, Inc.*	2,138	789,606
Ross Stores, Inc.	18,324	1,816,275
Tractor Supply Co.(a)	10,717	1,166,010
Urban Outfitters, Inc.*	11,728	266,812
USS Co. Ltd. (Japan)	61,200	1,208,479
Zumiez, Inc.*	9,753	254,553

		7,727,059

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	7,872	1,558,026
NCR Corp.*	9,578	297,876
Samsung Electronics Co. Ltd. (South Korea)	53,888	2,192,946

		4,048,848

Textiles, Apparel & Luxury Goods — 1.3%
adidas AG (Germany)	4,673	1,443,856
Cie Financiere Richemont SA (Switzerland)	12,199	1,034,238
EssilorLuxottica SA (France)	13,515	1,762,573
Hanesbrands, Inc.	9,221	158,786
Levi Strauss & Co. (Class A Stock)*(a)	14,477	302,280
Lululemon Athletica, Inc.*	5,704	1,027,918
LVMH Moet Hennessy Louis Vuitton SE (France)	5,644	2,403,120
NIKE, Inc. (Class B Stock)	17,728	1,488,265
PVH Corp.	3,586	339,379
Skechers U.S.A., Inc. (Class A Stock)*	32,640	1,027,834
Stella International Holdings Ltd. (Hong Kong)	133,500	227,011

		11,215,260

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco — 0.5%
Altria Group, Inc.	8,648	$409,483
British American Tobacco PLC (United Kingdom)	40,213	1,405,968
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	703,100	156,454
Japan Tobacco, Inc. (Japan)	36,000	794,486
Philip Morris International, Inc.	23,122	1,815,771

		4,582,162

Trading Companies & Distributors — 0.4%
Air Lease Corp.	5,565	230,057
Foundation Building Materials, Inc.*	11,169	198,585
GMS, Inc.*	7,833	172,326
HD Supply Holdings, Inc.*	32,593	1,312,846
NOW, Inc.*	31,272	461,575
Textainer Group Holdings Ltd. (China)*	11,637	117,301
Univar, Inc.*	43,388	956,271
WESCO International, Inc.*	3,348	169,576

		3,618,537

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	2,222	440,589
Malaysia Airports Holdings Bhd (Malaysia)	136,700	281,668

		722,257

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	111,800	794,759
KDDI Corp. (Japan)	56,000	1,423,871
Mobile TeleSystems PJSC (Russia), ADR	22,284	207,464
SoftBank Group Corp. (Japan)	27,400	1,315,029
Tele2 AB (Sweden) (Class B Stock)	29,542	431,262
XL Axiata Tbk PT (Indonesia)*	1,310,800	276,842

		4,449,227

TOTAL COMMON STOCKS (cost $563,835,019)		589,487,479

EXCHANGE-TRADED FUND — 0.4%
WisdomTree India Earnings Fund (cost $3,510,385)	135,925	3,542,205

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.2%
Automobiles — 0.1%
CarMax Auto Owner Trust,
Series 2017-01, Class A3
1.980%	11/15/21	144	143,811
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	15	15,149
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	62	61,505

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
John Deere Owner Trust,
Series 2019-A, Class A2
2.850%	12/15/21	350	$352,060
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 0.640%
3.053%(c)	05/28/24	200	200,019
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320%
2.714%(c)	10/17/22	307	307,619

			1,080,163

Collateralized Loan Obligations — 0.1%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000%
4.478%(c)	05/15/29	100	99,756
Figueroa CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BRR, 144A, 3 Month LIBOR + 1.850%
4.237%(c)	06/20/27	100	99,026
Grand Avenue CRE,
Series 2019-FL01, Class A, 144A, 1 Month LIBOR + 1.120%
3.514%(c)	06/15/37	100	99,877
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450%
4.844%(c)	05/09/36	35	35,199
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2012-01A, Class CR2, 144A, 3 Month LIBOR + 2.050%
—%(p)	01/15/26	250	250,000

			583,858

Home Equity Loans — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2019-FL01, Class D, 144A, 1 Month LIBOR + 2.500%
5.000%(c)	05/15/37	144	143,566

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	128	131,951

TOTAL ASSET-BACKED SECURITIES (cost $1,935,774)			1,939,538

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class AS, 144A, 1 Month LIBOR + 1.250%
3.644%(c)	01/15/33	100	99,985
BANK,
Series 2019-BN17, Class A4
3.714%	04/15/52	250	269,374
Benchmark Mortgage Trust,
Series 2019-B10, Class A4
3.717%	03/15/62	250	269,831
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	155,089
Series 2017-COR02, Class A3
3.510%	09/10/50	253	267,000

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	$839,768
Series K071, Class A2
3.286%	11/25/27	200	212,612
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600%
3.994%(c)	04/15/34	100	100,190
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	272,008
Series 2018-C08, Class A4
3.983%	02/15/51	463	504,861
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	256	272,024

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,149,236)			3,262,742

CORPORATE BONDS — 9.1%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	55	55,154
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24	150	151,688
6.500%	05/15/25	325	328,737
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	160	168,400
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	300	329,580

			1,033,559

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	115	115,755

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	155	160,795

Auto Manufacturers — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	150	148,875
5.000%	10/01/24	445	453,900
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	150	151,254
Sr. Unsec’d. Notes
5.100%	01/17/24	200	213,872

			967,901

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.1%
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	(a)	250	243,438
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27		225	231,750

				475,188

Banks — 0.6%
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23		175	180,471
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)		250	275,625
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		250	254,586
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29		300	327,659
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.875%(ff)	—(rr)		200	209,250
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		200	213,316
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25		200	210,794
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		250	249,158
Compass Bank,
Sr. Unsec’d. Notes
2.875%	06/29/22		300	302,536
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		250	261,097
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22		200	203,008
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.500%	12/21/22		125	124,798
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	(a)	400	415,854
4.500%	01/24/22		200	210,747
Morgan Stanley,
Sr. Unsec’d. Notes
4.375%	01/22/47		150	166,965
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	(a)	200	204,513
Sub. Notes, MTN
5.000%	11/24/25		200	221,415
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
6.875%(ff)	—(rr)		250	267,250

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Gtd. Notes, 144A
4.125%	09/24/25	200	$213,453
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25	400	417,867

			4,930,362

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	484	530,934
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	335	358,566
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	270	278,775
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	210	213,937

			1,382,212

Building Materials — 0.2%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26	135	131,456
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
4.750%	01/15/25	245	249,900
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36	77	90,855
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	200	212,309
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	200	251,222
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	150	148,875
5.375%	11/15/24	125	129,375
6.000%	10/15/25	295	313,069

			1,527,061

Chemicals — 0.2%
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	265	272,950
Consolidated Energy Finance SA (Switzerland),
Sr. Unsec’d. Notes, 144A
6.875%	06/15/25	165	168,986
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	200	209,243

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	05/07/29			200	$210,600
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	09/15/25			255	256,275
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes
6.500%	10/01/26		EU	R 200	229,603

					1,347,657

Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25			100	97,625

Commercial Services — 0.2%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	07/03/29			200	202,855
Allied Universal Holdco LLC,
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27			90	89,663
Cimpress NV (Netherlands),
Gtd. Notes, 144A
7.000%	06/15/26			180	183,598
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37			100	136,585
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25			25	24,688
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27			115	119,756
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)		175	174,562
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26			165	169,703
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24			225	231,469
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25			35	26,775
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/15/25			170	164,475
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26			130	135,038

					1,659,167

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25		400	$408,928
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.300%	10/01/29		200	210,760
6.020%	06/15/26		190	209,604

				829,292

Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		115	111,981

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26		405	422,212
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25		180	181,800
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26		230	242,650
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27		100	104,000
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		390	396,825

				1,347,487

Diversified Financial Services — 0.2%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28		150	155,025
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28		200	210,305
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		200	197,951
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27		200	203,898
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)	205	209,100
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
5.250%	08/10/28		200	214,964
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46		150	169,213
REC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.875%	07/07/27		200	194,814

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	354	$354,843
Springleaf Finance Corp.,
Gtd. Notes
6.875%	03/15/25	55	60,224
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
3.300%	04/01/27	150	154,765

			2,125,102

Electric — 0.6%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	150	156,947
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	30	29,775
Clearway Energy Operating LLC,
Gtd. Notes, 144A
5.750%	10/15/25	325	329,875
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	200	210,500
Drax Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	11/01/25	200	204,414
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	250	247,168
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	09/21/38	200	227,677
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35	200	208,856
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	200	218,700
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	295,752
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
4.500%	01/29/25	200	210,383
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	216,409
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	150	170,514
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	200	177,000

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	200	$205,252
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.875%	02/04/39	200	228,306
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	300	301,590
Sr. Unsec’d. Notes, 144A
4.250%	07/15/24	87	87,546
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	200	207,544
4.375%	11/26/24	200	210,109
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
2.750%	05/04/22	200	200,633
3.500%	05/04/27	425	440,077
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	65	65,325
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29	200	199,852
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23	200	212,750
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.150%	01/15/26	350	361,482

			5,624,436

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26	200	205,500
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	185	188,435

			393,935

Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	200	208,500
5.625%	11/01/24	215	231,663

			440,163

Energy-Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers Private Ltd./Parampujya Solar Energ (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	214,423

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36	200	225,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction (continued)
Sr. Sec’d. Notes, 144A
6.000%	11/18/48	200	$235,600
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic),
Sr. Sec’d. Notes
6.750%	03/30/29	200	210,250
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
6.450%	06/04/29	200	210,600
frontdoor, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/26	175	186,375
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes
4.250%	10/27/27	200	181,933
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	120	121,800
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22	80	81,800

			1,453,358

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	195	180,629
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	300	308,625
5.625%	03/15/26	230	241,212
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	100	104,999
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	500	507,812
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
4.875%	11/01/24	325	332,719

			1,675,996

Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.000%	01/01/27	155	161,975
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28	150	161,813

			323,788

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	225	228,938

Foods — 0.2%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	45	45,351

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (continued)
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25		200	$217,721
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.875%	07/15/24		200	205,750
6.750%	02/15/28		100	108,625
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		200	217,250
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24		120	124,350
4.875%	11/01/26		285	296,400
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		260	263,900
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24		300	308,250

				1,787,597

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
6.000%	01/15/29		200	218,000

Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		200	203,202
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23		200	206,002
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		200	197,325

				606,529

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23		200	208,523
4.900%	11/30/46		100	123,576
Avantor, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		185	206,275
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.669%	06/06/47		100	112,034
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29	(a)	200	216,356
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27		195	200,606
5.250%	06/15/24		280	287,613

				1,354,983

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	185	$188,006
BCPE Cycle Merger Sub II, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	07/15/27	60	60,750
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	190	199,737
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	165	162,896
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22	140	140,700
Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.500%
7.750%	05/15/22	15	15,113
Encompass Health Corp.,
Gtd. Notes
5.125%	03/15/23	195	198,413
5.750%	09/15/25	120	124,650
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	90	85,050
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	550	593,656
5.625%	09/01/28	190	205,675
5.875%	02/15/26	210	232,050
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	100	103,488
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	125	117,213
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK NA
8.500%	12/01/22	100	88,250
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	195	204,262
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	06/15/23	60	60,225
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.375%	10/15/22	300	300,884
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25	155	143,375

			3,224,393

Holding Companies-Diversified — 0.0%
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27	200	203,000

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders — 0.1%
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25			200	$210,750
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25			305	318,344

					529,094

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24			300	302,279

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25			150	157,041
4.700%	07/10/35			100	109,679
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25			210	208,687
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
4.850%	04/17/28			100	105,437
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26			225	228,094
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48			200	211,229

					1,020,167

Internet — 0.2%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25			200	211,383
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27	(a)		265	277,561
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29		EUR	200	258,361
4.875%	04/15/28			355	366,094
5.875%	02/15/25			195	214,987
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/27			120	124,950
5.250%	04/01/25			170	181,475
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes, 144A
5.750%	01/15/27			115	117,171

					1,751,982

Iron/Steel — 0.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada),
Sr. Sec’d. Notes, 144A
8.750%	07/15/26			85	86,488

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (continued)
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	120	$126,066
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	165	164,175
5.000%	12/15/26	120	125,100
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	100	113,595
6.875%	11/10/39	200	240,040

			855,464

Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	405	422,719
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	200	217,212
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26	264	276,210
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	255	263,364

			1,179,505

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	220	227,139

Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	200	199,717
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	160	168,600
Wabtec Corp.,
Gtd. Notes
4.950%	09/15/28	400	428,888

			797,205

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	200	205,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25	220	227,425
5.750%	02/15/26	510	534,862
5.875%	05/01/27	200	211,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	100	108,564
6.484%	10/23/45	200	235,662

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37		150	$212,537
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		200	202,761
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		200	209,740
5.500%	04/15/27		600	630,000
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		200	219,560
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		165	156,131
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29	(a)	150	167,812
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26		30	31,838
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.500%	07/15/29		160	162,400
Nexstar Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/27		70	71,662
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25		360	371,250
5.375%	07/15/26		150	155,437
Sr. Unsec’d. Notes, 144A
4.625%	07/15/24		195	199,540
5.500%	07/01/29		90	92,268
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		200	203,000
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		240	249,660
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		35	33,294
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27		225	234,844
5.375%	06/15/24		355	379,850
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		280	289,797
VTR Finance BV (Chile),
Sr. Sec’d. Notes
6.875%	01/15/24		200	207,000
Ziggo Bond Co. BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		250	252,605

				6,255,499

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Metal Fabricate/Hardware — 0.0%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		60	$57,450
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25		330	334,125

				391,575

Mining — 0.2%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23		205	199,619
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34		190	181,925
6.875%	02/15/23		100	105,250
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22		190	131,100
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		350	354,375
Petra Diamonds US Treasury PLC (South Africa),
Sec’d. Notes
7.250%	05/01/22		200	198,000
Sec’d. Notes, 144A
7.250%	05/01/22		205	202,950

				1,373,219

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		115	119,888
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)	155	145,312

				265,200

Oil & Gas — 0.8%
Callon Petroleum Co.,
Gtd. Notes
6.375%	07/01/26		160	161,600
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23		40	38,600
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.400%	04/16/23		200	204,438
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		170	170,425
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39		210	140,700
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.375%	10/30/24		200	211,372

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Sr. Unsec’d. Notes, 144A
5.250%	11/06/29	200	$226,588
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	200	208,395
Ensign Drilling, Inc. (Canada),
Gtd. Notes, 144A
9.250%	04/15/24	10	9,850
Jagged Peak Energy LLC,
Gtd. Notes
5.875%	05/01/26	110	108,350
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48	300	357,450
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	300	332,160
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	160	163,200
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	100	101,640
4.750%	09/15/44	150	154,716
Parkland Fuel Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/26	180	184,050
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	190	192,850
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25	160	167,600
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29	350	364,840
6.900%	03/19/49	200	213,000
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
4.750%	06/19/32	300	328,140
5.625%	06/19/47	350	398,125
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	300	275,454
6.500%	03/13/27	100	98,740
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	200	173,138
Saka Energi Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.450%	05/05/24	200	200,995
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49	340	344,796
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	85	78,455

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance BV (Netherlands),
Gtd. Notes
4.000%	05/10/46		150	$165,089
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		300	320,769
SM Energy Co.,
Sr. Unsec’d. Notes
6.750%	09/15/26		160	150,000
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
4.000%	08/15/26		200	203,418
Whiting Petroleum Corp.,
Gtd. Notes
6.625%	01/15/26		40	38,575
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	06/01/26		95	98,681

				6,586,199

Oil & Gas Services — 0.0%
Apergy Corp.,
Gtd. Notes
6.375%	05/01/26		145	146,088

Packaging & Containers — 0.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23		200	204,500
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25		130	125,450
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26		240	244,800
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	(a)	425	436,687
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25		135	122,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		245	249,594
SAN Miguel Industrias Pet SA (Peru),
Gtd. Notes
4.500%	09/18/22		200	203,250
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/25		180	181,350
W/S Packaging Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	04/15/23		115	124,919

				1,892,725

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.1%
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25		150	$155,666
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		79	79,632
6.125%	04/15/25	(a)	335	342,109
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23		300	312,340
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
4.900%	08/28/28		150	167,522
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%(c)	01/15/23		110	79,200
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		85	88,825

				1,225,294

Pipelines — 0.6%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		320	351,144
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		200	219,465
AI Candelaria Spain SLU (Spain),
Sr. Sec’d. Notes
7.500%	12/15/28		250	275,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		180	182,475
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		375	417,656
Cheniere Energy Partners LP,
Sr. Sec’d. Notes
5.250%	10/01/25		291	300,821
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44		45	42,300
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26		200	217,375
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24		265	267,976
KazTransGas JSC (Kazakhstan),
Gtd. Notes
4.375%	09/26/27		200	203,632
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24		300	316,414
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48		100	102,404

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	150	$165,289
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30	300	322,050
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	200	210,543
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	231,831
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	301,381
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	79	79,889
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25	400	413,000
5.875%	04/15/26	150	159,000

			4,779,645

Real Estate — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	120	105,150

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
3.550%	07/15/27	200	203,860
3.800%	08/15/29	32	32,986
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24	285	292,837
5.375%	03/15/27	125	131,563
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/27	150	160,795
5.875%	01/15/26	195	206,456
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	420	449,988
5.375%	11/01/23	110	117,940
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27	50	49,563
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	165	169,331
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	105	108,150
5.250%	08/01/26	150	156,375

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24	420	$432,600

			2,512,444

Retail — 0.2%
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25	160	158,400
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	150	155,342
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/21	125	126,563
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	200	198,440
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	170	175,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26	240	251,698
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	205	187,831
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26	60	58,200
Penske Automotive Group, Inc.,
Gtd. Notes
5.375%	12/01/24	150	154,125
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	30	29,100
PriSo Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	05/15/23	155	144,925
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	85	83,402

			1,723,126

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	300	293,970
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	170	171,275
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	275	288,063

			753,308

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software — 0.3%
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	185	$188,182
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27	270	279,245
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26	250	262,500
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	81	83,259
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	200	206,500
5.000%	05/15/27	200	206,500
Microsoft Corp.,
Sr. Unsec’d. Notes
2.000%	08/08/23	200	199,645
4.450%	11/03/45	100	119,925
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26	285	295,687
5.750%	08/15/25	30	31,500
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	160	166,800
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	265	274,937

			2,314,680

Telecommunications — 0.5%
Altice SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	305	312,625
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	150	161,562
5.250%	03/01/37	250	280,575
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	240	208,800
6.000%	06/15/25	110	103,093
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	189,000
Intelsat Connect Finance SA (Luxembourg),
Gtd. Notes, 144A
9.500%	02/15/23	100	88,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	195	177,938

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25		255	$263,288
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28		200	202,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		340	354,450
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	340	360,502
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27		200	208,500
T-Mobile USA, Inc.,
Gtd. Notes
5.375%	04/15/27		375	401,250
6.500%	01/15/26		155	167,564
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.250%	03/16/37		345	412,665

				3,892,812

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25		30	30,863

Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		200	222,000
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
5.000%	01/25/47		200	220,702
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes, 144A
4.850%	11/17/27		340	362,348
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes
7.250%	05/01/22		130	126,425

				931,475

Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		200	204,916
5.125%	10/01/23		495	523,958

				728,874

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	$206,302

TOTAL CORPORATE BONDS (cost $77,141,830)			78,637,996

MUNICIPAL BONDS — 0.0%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40	150	243,402

Illinois — 0.0%
Chicago, IL,
GO Unlimited, Series C, BABs
6.207%	01/01/36	215	266,557

TOTAL MUNICIPAL BONDS (cost $495,591)			509,959

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40	9	9,291
Series 2014-10, Class KM
3.500%	09/25/43	35	36,565
Series 2017-33, Class LB
3.000%	05/25/39	24	24,500
Freddie Mac REMICS,
Series 3934, Class PG
3.000%	07/15/41	23	23,423
Series 4533, Class GA
3.000%	06/15/28	43	43,753
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	10	10,469
Seasoned Loans Structured Transaction,
Series 2019-01, Class A2
3.500%	05/25/29	10	10,470

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $156,276)			158,471

SOVEREIGN BONDS — 2.8%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A
8.250%	05/09/28	210	224,725
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.750%(c)	12/31/38	600	350,256
4.625%	01/11/23	500	400,005
5.875%	01/11/28	400	304,000
6.875%	01/26/27	300	240,453
7.125%	07/06/36	350	270,554

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	510	$427,500
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.750%	02/15/29		200	220,500
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		300	308,100
Canadian Government Real Return Bond (Canada),
Unsec’d. Notes
4.250%	12/01/26	CAD	565	429,587
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	03/15/29		200	218,400
5.000%	06/15/45		300	331,050
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		300	331,800
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		200	212,502
7.450%	04/30/44		200	231,752
Unsec’d. Notes, 144A
6.400%	06/05/49		200	209,252
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.875%	01/23/28		600	593,256
7.950%	06/20/24		250	261,878
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		300	302,586
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		300	304,698
6.588%	02/21/28		200	201,724
8.700%	03/01/49		300	322,500
Sr. Unsec’d. Notes, 144A, MTN
6.125%	01/31/22		200	206,186
6.375%	04/11/31	EUR	100	115,505
7.600%	03/01/29		200	210,870
8.500%	01/31/47		200	211,744
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.375%	08/05/26		400	400,373
4.000%	01/14/23		250	258,181
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		270	341,123
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.125%	06/01/50		200	209,502
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		400	440,012
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		400	401,580
4.100%	04/24/28		300	316,809

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26		400	$435,195
Sr. Unsec’d. Notes, MTN
4.625%	04/15/43		200	211,424
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/34	IDR	2,048,000	153,663
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	100	111,006
5.750%(c)	12/31/32		181	175,765
6.125%	06/15/33		200	186,232
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39		430	531,054
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32		400	422,646
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
4.000%	01/30/20		200	201,257
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes, Series M30
8.500%	11/18/38	MXN	1,600	89,222
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29		400	429,000
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		200	209,500
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.250%	12/11/22		200	208,750
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes
5.250%	10/29/25		200	200,616
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
3.000%	09/20/30	NZD	518	438,219
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		220	223,133
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		220	240,083
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	12/05/27		200	202,040
7.875%	03/31/36		100	100,520
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		200	206,702
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		200	218,502
Sr. Unsec’d. Notes, 144A
5.400%	03/30/50		200	222,002
Peru Government Bond (Peru),
Unsec’d. Notes
6.900%	08/12/37	PEN	118	41,820

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes
7.125%	06/10/21		150	$130,500
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28		300	335,474
5.103%	04/23/48		200	238,250
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		200	215,500
4.817%	03/14/49		300	343,812
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		500	471,118
Republic of El Salvador (El Salvador),
Sr. Unsec’d. Notes
7.375%	12/01/19		200	201,752
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes
8.250%	03/31/32	ZAR	1,800	119,041
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	06/22/30		200	216,891
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	12/08/26	EUR	200	240,613
4.625%	04/03/49	EUR	70	96,107
Sr. Unsec’d. Notes, MTN
4.625%	04/03/49	EUR	34	46,680
Russian Federal Bond (Russia),
Bonds
6.900%	05/23/29	RUB	2,846	43,814
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.750%	05/27/26		800	851,952
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		800	869,251
Russian Foreign Bond — Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		400	413,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
4.500%	04/17/30		200	210,870
Senegal Government International Bond (Senegal),
Unsec’d. Notes
6.250%	05/23/33		470	454,545
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		350	331,630
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		400	408,631
7.550%	03/28/30		200	200,432
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		400	349,080
5.125%	02/17/28		300	268,031
6.875%	03/17/36		445	426,063

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40		131	$93,665
7.750%	09/01/23		250	264,375
7.750%	09/01/25		250	258,500
7.750%	09/01/26		300	308,890
7.750%	09/01/27		300	308,256
Sr. Unsec’d. Notes, 144A
6.750%	06/20/26	EUR	100	120,439
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		546	580,926

TOTAL SOVEREIGN BONDS (cost $23,778,788)				24,685,402

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Fannie Mae or Freddie Mac
3.000%	TBA		75	76,451
Federal Home Loan Mortgage Corp.
3.000%	11/01/42		175	178,573
3.000%	11/01/46		566	573,875
3.000%	12/01/46		201	203,187
3.500%	04/01/32		118	122,790
3.500%	08/01/32		237	245,510
3.500%	07/01/42		49	51,256
3.500%	08/01/46		342	353,199
4.000%	01/01/40		401	423,300
4.500%	08/01/46		123	129,767
Federal National Mortgage Assoc.
3.000%	TBA		325	331,389
3.000%	09/01/32		283	288,940
3.000%	11/01/46		278	281,395
3.500%	03/01/42		264	274,013
3.500%	04/01/46		266	274,573
3.500%	06/01/46		624	643,130
4.000%	06/01/39		508	533,962
4.000%	03/01/45		269	286,641
4.000%	02/01/46		164	171,538
4.500%	03/01/49		440	460,157
5.000%	11/01/33		78	84,411
5.000%	06/01/40		116	125,813
5.000%	10/01/41		158	172,158
Government National Mortgage Assoc.
3.000%	06/20/46		298	305,217
3.500%	TBA		75	77,476
3.500%	01/15/42		220	228,353
3.500%	04/20/46		126	130,759
3.500%	05/20/46		301	311,439
4.000%	TBA		125	129,580
4.000%	05/20/49		225	233,698
4.000%	06/20/49		100	104,177
4.000%	07/20/49		50	52,099
4.500%	TBA		275	286,642
4.500%	04/20/49		189	197,233
5.000%	06/20/48		133	138,990

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,424,945)				8,481,691

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
3.000%	02/15/48		1,535	$1,681,276
3.500%	02/15/39		820	974,038
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21		2,482	2,458,778
0.125%	04/15/22		4,201	4,168,011
0.375%	07/15/27		1,305	1,317,195
0.625%	04/15/23		4,113	4,161,520
0.625%	01/15/24		821	835,274
0.625%	01/15/26	(k)	6,638	6,797,001
0.750%	07/15/28		1,962	2,043,882
0.750%	02/15/42		4,357	4,373,588
0.875%	01/15/29		1,337	1,407,529
1.000%	02/15/46		1,581	1,656,796
1.750%	01/15/28		558	625,895
2.125%	02/15/40		216	276,687
2.375%	01/15/25		5,420	6,056,061
2.375%	01/15/27		671	775,322
2.500%	01/15/29		864	1,038,916
3.625%	04/15/28		2,584	3,315,745
U.S. Treasury Notes
1.625%	11/30/20		2,355	2,347,549
2.375%	03/15/21		1,253	1,265,089
2.750%	05/31/23		820	851,359

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,603,994)				48,427,511

TOTAL LONG-TERM INVESTMENTS (cost $730,031,838)				759,132,994

			Shares

SHORT-TERM INVESTMENTS — 16.1%
AFFILIATED MUTUAL FUNDS — 16.1%
PGIM Core Ultra Short Bond Fund(w)			106,611,567	106,611,567
PGIM Institutional Money Market Fund (cost $33,073,214; includes $33,017,129 of cash collateral for securities on loan)(b)(w)			33,065,418	33,075,337

TOTAL AFFILIATED MUTUAL FUNDS (cost $139,684,781)				139,686,904

Interest Rate	Maturity Date	Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS — 0.0%
Argentina Treasury Bills
55.883%(s)	07/19/19	ARS	4,830	122,802
49.214%(s)	07/31/19	ARS	1,683	43,809

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $161,372)				166,611

Value

OPTIONS PURCHASED* — 0.0%
(cost $47,629)	$20,346

TOTAL SHORT-TERM INVESTMENTS (cost $139,893,782)	139,873,861

TOTAL INVESTMENTS — 103.6% (cost $869,925,620)	899,006,855
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.6)%	(31,625,517)

NET ASSETS — 100.0%	$867,381,338

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,501,475; cash collateral of $33,017,129 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2019.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures (cost $39,386)	Put	08/24/19	$126.00	66	66	$14,438

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.32.V1, 06/20/24 (cost $8,243)	Put	Goldman Sachs International	12/18/19	0.65%	CDX.NA.IG 32.V1(Q)	1.00	%(Q)	2,100	$5,908

Total Options Purchased (cost $47,629)									$20,346

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Sep. 2019	$3,012,515	$14,459
348	Mini MSCI EAFE Index	Sep. 2019	33,465,420	696,435
339	S&P 500 E-Mini Index	Sep. 2019	49,904,190	1,004,288

				1,715,182

Short Positions:
13	10 Year U.S. Treasury Notes	Sep. 2019	1,663,594	(17,266)
24	10 Year U.S. Ultra Treasury Notes	Sep. 2019	3,315,000	(60,000)
12	5 Year U.S. Treasury Notes	Sep. 2019	1,417,875	(9,617)

				(86,883)

				$1,628,299

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/19	Goldman Sachs International	BRL	332	$86,144	$86,171	$27	$—
Expiring 08/02/19	Goldman Sachs International	BRL	166	43,308	43,086	—	(222)
Chilean Peso,
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CLP	79,728	116,600	117,708	1,108	—
Euro,
Expiring 07/12/19	JPMorgan Chase Bank, N.A.	EUR	104	117,090	118,641	1,551	—
Expiring 07/12/19	UBS AG	EUR	636	714,895	723,545	8,650	—
Indian Rupee,
Expiring 08/21/19	JPMorgan Chase Bank, N.A.	INR	11,783	167,739	169,515	1,776	—
Mexican Peso,
Expiring 07/12/19	Barclays Bank PLC	MXN	823	43,106	42,778	—	(328)
Expiring 07/12/19	JPMorgan Chase Bank, N.A.	MXN	2,089	108,083	108,581	498	—
Russian Ruble,
Expiring 08/27/19	HSBC BANK USA, N.A.	RUB	4,103	64,464	64,303	—	(161)
South African Rand,
Expiring 07/12/19	Goldman Sachs International	ZAR	897	61,236	63,540	2,304	—

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Turkish Lira,
Expiring 07/12/19	BNP Paribas S.A.	TRY	171	$29,188	$29,296	$108	$—
Expiring 07/12/19	JPMorgan Chase Bank, N.A.	TRY	207	35,385	35,463	78	—

				$1,587,238	$1,602,627	$16,100	$(711)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/12/19	Royal Bank of Scotland PLC	AUD	521	$365,173	$365,954	$—	$(781)
Expiring 07/12/19	UBS AG	AUD	77	54,071	54,132	—	(61)
Canadian Dollar,
Expiring 07/12/19	Citigroup Global Markets, Inc.	CAD	506	376,930	386,525	—	(9,595)
Expiring 07/12/19	UBS AG	CAD	57	42,425	43,588	—	(1,163)
Chilean Peso,
Expiring 07/25/19	Goldman Sachs International	CLP	18,157	26,155	26,807	—	(652)
Expiring 07/25/19	HSBC BANK USA, N.A.	CLP	93,008	133,991	137,316	—	(3,325)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CLP	36,258	52,241	53,531	—	(1,290)
Euro,
Expiring 07/12/19	JPMorgan Chase Bank, N.A.	EUR	100	112,836	113,846	—	(1,010)
Expiring 07/12/19	JPMorgan Chase Bank, N.A.	EUR	38	42,713	43,085	—	(372)
Indonesian Rupiah,
Expiring 08/13/19	BNP Paribas S.A.	IDR	21,494,836	1,497,376	1,513,237	—	(15,861)
Expiring 08/26/19	Barclays Bank PLC	IDR	2,159,104	151,410	151,754	—	(344)
Malaysian Ringgit,
Expiring 08/27/19	JPMorgan Chase Bank, N.A.	MYR	4,524	1,095,134	1,093,678	1,456	—
Mexican Peso,
Expiring 07/12/19	Goldman Sachs International	MXN	23,878	1,203,622	1,241,119	—	(37,497)
Expiring 07/12/19	HSBC BANK USA, N.A.	MXN	1,712	89,123	88,969	154	—
New Taiwanese Dollar,
Expiring 09/10/19	HSBC BANK USA, N.A.	TWD	122,375	3,918,759	3,956,984	—	(38,225)
New Zealand Dollar,
Expiring 07/12/19	UBS AG	NZD	565	373,801	379,693	—	(5,892)
Expiring 07/12/19	UBS AG	NZD	70	46,235	47,060	—	(825)
South African Rand,
Expiring 07/12/19	UBS AG	ZAR	1,685	116,648	119,438	—	(2,790)
South Korean Won,
Expiring 07/10/19	BNP Paribas S.A.	KRW	5,474,226	4,654,163	4,742,752	—	(88,589)

				$14,352,806	$14,559,468	1,610	(208,272)

						$17,710	$(208,983)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Bank of America	$—	$51,734
Goldman Sachs & Co. LLC	—	3,972,530

Total	$—	$4,024,264

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$446,574,432	$142,913,047	$—
Exchange-Traded Fund	3,542,205	—	—
Asset-Backed Securities
Automobiles	—	1,080,163	—
Collateralized Loan Obligations	—	583,858	—
Home Equity Loans	—	143,566	—
Small Business Loan	—	131,951	—
Commercial Mortgage-Backed Securities	—	3,262,742	—
Corporate Bonds	—	78,637,996	—
Municipal Bonds	—	509,959	—
Residential Mortgage-Backed Securities	—	158,471	—
Sovereign Bonds	—	24,685,402	—
U.S. Government Agency Obligations	—	8,481,691	—
U.S. Treasury Obligations	—	48,427,511	—
Affiliated Mutual Funds	139,686,904	—	—
Foreign Treasury Obligations	—	166,611	—
Options Purchased	14,438	5,908	—
Other Financial Instruments*
Futures Contracts	1,628,299	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(191,273)	—

Total	$591,446,278	$308,997,603	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	16.1%
Equity Real Estate Investment Trusts (REITs)	5.8
U.S. Treasury Obligations	5.6
IT Services	5.2
Banks	4.8
Software	4.1
Insurance	3.0
Sovereign Bonds	2.8
Capital Markets	2.8
Health Care Equipment & Supplies	2.7
Pharmaceuticals	2.6
Chemicals	2.6
Oil, Gas & Consumable Fuels	1.9
Interactive Media & Services	1.6
Food Products	1.6
Machinery	1.5
Life Sciences Tools & Services	1.5
Media	1.5

Semiconductors & Semiconductor Equipment	1.4%
Electric Utilities	1.3
Textiles, Apparel & Luxury Goods	1.3
Professional Services	1.3
Internet & Direct Marketing Retail	1.3
Electrical Equipment	1.2
Hotels, Restaurants & Leisure	1.2
Real Estate Management & Development	1.1
Entertainment	1.1
Aerospace & Defense	1.0
U.S. Government Agency Obligations	1.0
Beverages	1.0
Electronic Equipment, Instruments & Components	0.9
Specialty Retail	0.9
Building Products	0.8
Health Care Providers & Services	0.8
Oil & Gas	0.8
Industrial Conglomerates	0.7
Road & Rail	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.):

Electric	0.6%
Commercial Services & Supplies	0.6
Multi-Utilities	0.6
Pipelines	0.6
Tobacco	0.5
Wireless Telecommunication Services	0.5
Technology Hardware, Storage & Peripherals	0.5
Construction Materials	0.5
Household Products	0.5
Telecommunications	0.5
Diversified Consumer Services	0.4
Trading Companies & Distributors	0.4
Exchange-Traded Fund	0.4
Multiline Retail	0.4
Auto Components	0.4
Commercial Mortgage-Backed Securities	0.4
Healthcare-Services	0.4
Food & Staples Retailing	0.4
Personal Products	0.4
Containers & Packaging	0.3
Diversified Financial Services	0.3
Energy Equipment & Services	0.3
Household Durables	0.3
Consumer Finance	0.3
Real Estate Investment Trusts (REITs)	0.3
Biotechnology	0.3
Communications Equipment	0.3
Gas Utilities	0.3
Packaging & Containers	0.2
Automobiles	0.2
Foods	0.2
Internet	0.2
Retail	0.2
Commercial Services	0.2
Building Materials	0.2
Diversified Telecommunication Services	0.2
Engineering & Construction	0.2
Mining	0.2
Healthcare-Products	0.2
Distribution/Wholesale	0.2
Airlines	0.1
Lodging	0.1
Distributors	0.1
Auto Manufacturers	0.1
Transportation	0.1
Iron/Steel	0.1
Health Care Technology	0.1

Computers	0.1%
Machinery-Diversified	0.1
Air Freight & Logistics	0.1
Semiconductors	0.1
Trucking & Leasing	0.1
Transportation Infrastructure	0.1
Leisure Products	0.1
Gas	0.1
Collateralized Loan Obligations	0.1
Home Builders	0.1
Independent Power & Renewable Electricity Producers	0.1
Auto Parts & Equipment	0.1
Electronics	0.1
Municipal Bonds	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Metals & Mining	0.0	*
Electrical Components & Equipment	0.0	*
Metal Fabricate/Hardware	0.0	*
Environmental Control	0.0	*
Household Products/Wares	0.0	*
Miscellaneous Manufacturing	0.0	*
Paper & Forest Products	0.0	*
Food Service	0.0	*
Machinery-Construction & Mining	0.0	*
Forest Products & Paper	0.0	*
Energy-Alternate Sources	0.0	*
Water	0.0	*
Holding Companies-Diversified	0.0	*
Construction & Engineering	0.0	*
Foreign Treasury Obligations	0.0	*
Apparel	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Oil & Gas Services	0.0	*
Home Equity Loans	0.0	*
Small Business Loan	0.0	*
Agriculture	0.0	*
Cosmetics/Personal Care	0.0	*
Real Estate	0.0	*
Coal	0.0	*
Toys/Games/Hobbies	0.0	*
Options Purchased	0.0	*

	103.6
Liabilities in excess of other assets	(3.6)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unaffiliated investments	$5,908		—	$—
Equity contracts	Due from/to broker— variation margin futures	1,700,723	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	17,710		Unrealized depreciation on OTC forward foreign currency exchange contracts	208,983
Interest rate contracts	Due from/to broker— variation margin futures	14,459	*	Due from/to broker— variation margin futures	86,883	*
Interest rate contracts	Unaffiliated investments	14,438		—	—

		$1,753,238			$295,866

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts
Credit contracts	$(2,562)	$—	$—
Equity contracts	—	7,268,590	—
Foreign exchange contracts	—	—	(49,770)
Interest rate contracts	—	(62,569)	—

Total	$(2,562)	$7,206,021	$(49,770)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward Currency Exchange Contracts
Credit contracts	$(2,335)	$—	$—
Equity contracts	—	1,127,396	—
Foreign exchange contracts	—	—	(191,273)
Interest rate contracts	(24,948)	(119,939)	—

Total	$(27,283)	$1,007,457	$(191,273)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$15,876	$76,672,925	$2,132,156	$529,079

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward Foreign Currency Exchange Contracts— Sold(3)
$4,784,269

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$32,501,475	$(32,501,475)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$—	$(672)	$(672)	$—	$(672)
BNP Paribas S.A.	108	(104,450)	(104,342)	—	(104,342)
Citigroup Global Markets, Inc.	—	(9,595)	(9,595)	—	(9,595)
Goldman Sachs International	8,239	(38,371)	(30,132)	—	(30,132)
HSBC BANK USA, N.A.	154	(41,711)	(41,557)	—	(41,557)
JPMorgan Chase Bank, N.A.	6,467	(2,672)	3,795	—	3,795
Royal Bank of Scotland PLC	—	(781)	(781)	—	(781)
UBS AG	8,650	(10,731)	(2,081)	—	(2,081)

	$23,618	$(208,983)	$(185,365)	$—	$(185,365)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $32,501,475:
Unaffiliated investments (cost $730,240,839)	$759,319,951
Affiliated investments (cost $139,684,781)	139,686,904
Cash	56,005
Foreign currency, at value (cost $15,686)	15,517
Dividends and interest receivable	2,560,990
Receivable for investments sold	1,495,322
Receivable for Portfolio shares sold	653,167
Tax reclaim receivable	638,745
Due from broker-variation margin futures	392,475
Unrealized appreciation on OTC forward foreign currency exchange contracts	17,710
Receivable from affiliate	12,807
Prepaid expenses	11,292

Total Assets	904,860,885

LIABILITIES
Payable to broker for collateral for securities on loan	33,017,129
Payable for investments purchased	3,543,038
Management fee payable	252,774
Payable to affiliate	218,767
Unrealized depreciation on OTC forward foreign currency exchange contracts	208,983
Accrued expenses and other liabilities	201,402
Distribution fee payable	35,372
Due to broker-variation margin futures	1,703
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	10

Total Liabilities	37,479,547

NET ASSETS	$867,381,338

Net assets were comprised of:
Partners Equity	$867,381,338

Net asset value and redemption price per share, $867,381,338 / 53,581,152 outstanding shares of beneficial interest	$16.19

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $334,917 foreign withholding tax, of which $50,391 is reimbursable by an affiliate)	$6,314,462
Interest income	3,875,606
Affiliated dividend income	1,324,000
Income from securities lending, net (including affiliated income of $23,855)	46,176

Total income	11,560,244

EXPENSES
Management fee	2,696,974
Distribution fee	1,003,874
Custodian and accounting fees	144,312
Audit fee	22,712
Trustees’ fees	9,449
Legal fees and expenses	6,927
Shareholders’ reports	5,058
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Miscellaneous	19,905

Total expenses	3,912,688
Less: Fee waiver and/or expense reimbursement	(52,201)

Net expenses	3,860,487

NET INVESTMENT INCOME (LOSS)	7,699,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,153)	57,459,447
Futures transactions	7,206,021
Forward and cross currency contract transactions	(49,770)
Foreign currency transactions	(7,235)

64,608,463

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,781)	30,284,377
Futures	1,007,457
Forward and cross currency contracts	(191,273)
Foreign currencies	10,670

31,111,231

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	95,719,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,419,451

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,699,757	$12,407,816
Net realized gain (loss) on investment and foreign currency transactions	64,608,463	27,481,299
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	31,111,231	(110,358,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	103,419,451	(70,469,442)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,491,175 and 3,337,247 shares, respectively]	82,828,283	50,672,528
Portfolio shares repurchased [1,033,313 and 10,537,647 shares, respectively]	(16,030,949)	(154,346,248)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	66,797,334	(103,673,720)

CAPITAL CONTRIBUTIONS	5,567	73,908

TOTAL INCREASE (DECREASE)	170,222,352	(174,069,254)
NET ASSETS:
Beginning of period	697,158,986	871,228,240

End of period	$867,381,338	$697,158,986

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 89.8%		Value
COMMON STOCKS — 75.4%	Shares
Aerospace & Defense — 2.3%
Aerovironment, Inc.*	6,500	$369,005
Airbus SE (France)	17,659	2,505,718
Astrotech Corp.*	7,086	17,715
Axon Enterprise, Inc.*	10,200	654,942
Boeing Co. (The)	63,087	22,964,299
Bombardier, Inc. (Canada) (Class B Stock)*	468,503	787,069
CAE, Inc. (Canada)	19,100	513,543
Cobham PLC (United Kingdom)*	226,292	306,258
Dassault Aviation SA (France)	2,789	4,019,081
Harris Corp.*(a)	7,831	1,481,077
Hexcel Corp.	9,410	761,081
Leonardo SpA (Italy)	50,867	645,542
Meggitt PLC (United Kingdom)	221,859	1,480,175
Northrop Grumman Corp.	32,933	10,640,982
Rolls-Royce Holdings PLC (United Kingdom)*	205,885	2,199,509
Rolls-Royce Holdings PLC (United Kingdom), Entitlement Shares*	13,838,823	17,575
Spirit AeroSystems Holdings, Inc. (Class A Stock)	26,506	2,156,793
Thales SA (France)	48,044	5,940,630

		57,460,994

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	7,897	666,112
Sinotrans Ltd. (China) (Class H Stock)	873,000	318,003
United Parcel Service, Inc. (Class B Stock)	23,483	2,425,089
XPO Logistics, Inc.*	6,300	364,203

		3,773,407

Airlines — 0.2%
Air Arabia PJSC (United Arab Emirates)*	866,500	244,842
Alaska Air Group, Inc.(a)	14,063	898,766
Delta Air Lines, Inc.	5,252	298,051
JetBlue Airways Corp.*	23,300	430,817
Ryanair Holdings PLC (Ireland), ADR*	14,810	949,913
Spirit Airlines, Inc.*	6,530	311,677
United Continental Holdings, Inc.*	14,432	1,263,522

		4,397,588

Auto Components — 0.7%
Aptiv PLC	19,550	1,580,226
Autoliv, Inc. (Sweden)(a)	5,530	389,920
Bridgestone Corp. (Japan)	46,700	1,841,960
CIE Automotive SA (Spain)	11,733	340,147
Gentex Corp.	23,362	574,939
Koito Manufacturing Co. Ltd. (Japan)	24,200	1,297,114
Lear Corp.	3,830	533,404
Magna International, Inc. (Canada)	108,646	5,399,706
Mando Corp. (South Korea)	9,493	242,760

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Musashi Seimitsu Industry Co. Ltd. (Japan)	35,200	$453,388
NGK Spark Plug Co. Ltd. (Japan)	20,100	378,331
Nifco, Inc. (Japan)	13,300	330,141
Nippon Seiki Co. Ltd. (Japan)	26,900	462,153
Press Kogyo Co. Ltd. (Japan)	10,500	47,667
Stanley Electric Co. Ltd. (Japan)	131,300	3,233,027
Toyo Tire Corp. (Japan)	26,400	348,140
Varroc Engineering Ltd. (India), 144A*	24,923	171,778
Veoneer, Inc. (Sweden)*(a)	17,830	308,637
Workhorse Group, Inc.*(a)	79,300	233,142

		18,166,580

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	16,886	1,249,481
Daimler AG (Germany)	35,396	1,967,668
Ferrari NV (Italy)	1,926	310,895
Maruti Suzuki India Ltd. (India)	15,036	1,423,662
Mitsubishi Motors Corp. (Japan)	278,700	1,337,895
Suzuki Motor Corp. (Japan)	16,800	790,016
Tesla, Inc.*(a)	4,652	1,039,536
Toyota Motor Corp. (Japan)	56,900	3,539,159

		11,658,312

Banks — 4.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	96,138	2,056,639
Atlantic Union Bankshares Corp.	16,825	594,427
Axis Bank Ltd. (India)*	253,402	2,969,984
Banco Bradesco SA (Brazil), ADR	231,360	2,271,955
Banco Comercial Portugues SA (Portugal) (Class R Stock)	3,029,204	936,944
Bank Central Asia Tbk PT (Indonesia)	1,604,900	3,407,172
Bank Negara Indonesia Persero Tbk PT (Indonesia)	1,954,000	1,272,675
Bank of America Corp.	429,707	12,461,503
Bank of the Ryukyus Ltd. (Japan)	8,300	88,750
BankUnited, Inc.	18,300	617,442
BAWAG Group AG (Austria), 144A*	31,496	1,322,629
BNP Paribas SA (France)	124,116	5,896,511
Boston Private Financial Holdings, Inc.	42,525	513,277
CIT Group, Inc.	13,261	696,733
Citigroup, Inc.	2,833	198,395
Commerzbank AG (Germany)	190,889	1,374,458
County Bancorp, Inc.(a)	7,100	121,339
Credicorp Ltd. (Peru)	7,067	1,617,707
Danske Bank A/S (Denmark)	35,778	565,567
Eagle Bancorp, Inc.	9,330	505,033
East West Bancorp, Inc.	20,241	946,672
Erste Group Bank AG (Austria)*	84,421	3,134,478
Fifth Third Bancorp	133,774	3,732,295
FinecoBank Banca Fineco SpA (Italy)	58,217	649,540
First Abu Dhabi Bank PJSC (United Arab Emirates)	345,911	1,399,642

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
First Business Financial Services, Inc.	14,400	$338,400
First Internet Bancorp	14,530	312,976
Fukuoka Financial Group, Inc. (Japan)	14,400	263,539
Home BancShares, Inc.	31,380	604,379
HSBC Holdings PLC (United Kingdom)	227,467	1,898,690
ICICI Bank Ltd. (India), ADR	118,400	1,490,656
Investors Bancorp, Inc.	53,371	595,087
JPMorgan Chase & Co.	98,612	11,024,822
KBC Group NV (Belgium)	47,159	3,095,449
Lloyds Banking Group PLC (United Kingdom)	4,068,540	2,929,335
Mitsubishi UFJ Financial Group, Inc. (Japan)	544,000	2,588,303
National Bank of Canada (Canada)(a)	35,750	1,698,299
Nordea Bank Abp (Finland)	359,930	2,614,013
OTP Bank Nyrt (Hungary)	18,393	731,592
Park National Corp.	5,440	540,682
Pinnacle Financial Partners, Inc.	11,400	655,272
PNC Financial Services Group, Inc. (The)	12,192	1,673,718
Preferred Bank	2,044	96,579
Renasant Corp.	15,530	558,148
Sberbank of Russia PJSC (Russia), ADR	84,205	1,294,665
Seacoast Banking Corp. of Florida*	21,900	557,136
Signature Bank	6,219	751,504
South State Corp.(a)	8,000	589,360
Sterling Bancorp	31,200	663,936
TCF Financial Corp.	30,315	630,249
U.S. Bancorp	71,630	3,753,412
United Overseas Bank Ltd. (Singapore)	136,700	2,638,491
Van Lanschot Kempen NV (Netherlands)	15,004	340,370
Wells Fargo & Co.	240,374	11,374,498
WesBanco, Inc.	15,133	583,377
Yes Bank Ltd. (India)	427,496	677,297

		106,916,001

Beverages — 0.8%
Britvic PLC (United Kingdom)	63,979	722,100
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	73,500	1,858,807
Coca-Cola Co. (The)	43,630	2,221,639
Coca-Cola Consolidated, Inc.	1,980	592,515
Constellation Brands, Inc. (Class A Stock)	112	22,057
Diageo PLC (United Kingdom)	33,545	1,444,597
Keurig Dr. Pepper, Inc.(a)	30,397	878,473
Kirin Holdings Co. Ltd. (Japan)	99,300	2,141,156
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	15,999	2,292,462
National Beverage Corp.(a)	4,710	210,207

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
PepsiCo, Inc.	39,293	$5,152,491
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	278,000	1,771,210

		19,307,714

Biotechnology — 0.8%
3SBio, Inc. (China), 144A	202,500	349,302
AbbVie, Inc.	12,622	917,872
Abcam PLC (United Kingdom)	67,938	1,273,554
ACADIA Pharmaceuticals, Inc.*(a)	19,700	526,581
Acceleron Pharma, Inc.*	12,420	510,214
Aimmune Therapeutics, Inc.*(a)	16,800	349,776
Alexion Pharmaceuticals, Inc.*	11,556	1,513,605
Alkermes PLC*	11,160	251,546
Alnylam Pharmaceuticals, Inc.*	4,200	304,752
Argenx SE (Netherlands), ADR*	4,194	593,786
BioMarin Pharmaceutical, Inc.*	8,455	724,171
Bluebird Bio, Inc.*(a)	3,900	496,080
Calithera Biosciences, Inc.*	24,900	97,110
Clovis Oncology, Inc.*	11,400	169,518
CStone Pharmaceuticals (China), 144A*	191,500	282,513
Exact Sciences Corp.*(a)	9,100	1,074,164
Exelixis, Inc.*	22,800	487,236
FibroGen, Inc.*	10,200	460,836
Galapagos NV (Belgium)*	9,860	1,275,502
Genus PLC (United Kingdom)	14,289	480,801
Grifols SA (Spain), ADR(a)	32,016	675,538
Immunomedics, Inc.*(a)	30,500	423,035
Ionis Pharmaceuticals, Inc.*(a)	9,779	628,496
Neurocrine Biosciences, Inc.*	5,800	489,694
Portola Pharmaceuticals, Inc.*(a)	9,700	263,161
Sage Therapeutics, Inc.*(a)	3,870	708,558
Sarepta Therapeutics, Inc.*	6,500	987,675
Seattle Genetics, Inc.*	9,533	659,779
United Therapeutics Corp.*	4,195	327,462
Vertex Pharmaceuticals, Inc.*	19,511	3,577,927

		20,880,244

Building Products — 0.3%
American Woodmark Corp.*	4,640	392,637
Apogee Enterprises, Inc.	7,090	307,990
Blue Star Ltd. (India)	29,957	337,211
Cornerstone Building Brands, Inc.*	27,712	161,561
DIRTT Environmental Solutions (Canada)*	100,996	574,564
dormakaba Holding AG (Switzerland)*	1,856	1,345,558
Fortune Brands Home & Security, Inc.	41,385	2,364,325
Nitto Boseki Co. Ltd. (Japan)	12,400	262,394
Polypipe Group PLC (United Kingdom)	27,546	155,214
Sanwa Holdings Corp. (Japan)	49,000	527,870
Tarkett SA (France)	10,150	238,019
Trex Co., Inc.*(a)	5,900	423,030
Tyman PLC (United Kingdom)	98,920	303,638

		7,394,011

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets — 2.0%
AJ Bell PLC (United Kingdom)	34,628	$176,880
Ameriprise Financial, Inc.	9,702	1,408,342
Ashford, Inc.*	3,147	100,043
Avanza Bank Holding AB (Sweden)	44,000	335,887
Banca Generali SpA (Italy)	12,304	353,990
Bank of New York Mellon Corp. (The)	23,885	1,054,523
Blucora, Inc.*	17,800	540,586
Cboe Global Markets, Inc.	10,731	1,112,054
Charles Schwab Corp. (The)	68,643	2,758,762
CME Group, Inc.(a)	8,336	1,618,101
Draper Esprit PLC (United Kingdom)*	68,537	435,745
Goldman Sachs Group, Inc. (The)	130	26,598
Greenhill & Co., Inc.	48	652
Intercontinental Exchange, Inc.	83,223	7,152,185
Intermediate Capital Group PLC (United Kingdom)	63,415	1,112,894
Investec PLC (South Africa)	242,136	1,574,072
IP Group PLC (United Kingdom)*	123,497	117,167
Julius Baer Group Ltd. (Switzerland)*	51,825	2,304,437
KKR & Co., Inc. (Class A Stock)	30,500	770,735
London Stock Exchange Group PLC (United Kingdom)	34,340	2,395,511
MarketAxess Holdings, Inc.	1,984	637,697
Moody’s Corp.	241	47,070
Morgan Stanley	104,925	4,596,764
Nasdaq, Inc.	9,949	956,795
Pendal Group Ltd. (Australia)	44,795	224,790
Rathbone Brothers PLC (United Kingdom)	8,379	236,105
Raymond James Financial, Inc.	1,032	87,256
S&P Global, Inc.	11,761	2,679,038
SEI Investments Co.	13,603	763,128
State Street Corp.	25,288	1,417,645
TD Ameritrade Holding Corp.	110,244	5,503,380
Tikehau Capital SCA (France)	13,634	317,827
Tradeweb Markets, Inc. (Class A Stock)	8,043	352,364
UBS Group AG (Switzerland)*	499,848	5,944,320

		49,113,343

Chemicals — 1.8%
Air Liquide SA (France)	19,905	2,786,380
Air Products & Chemicals, Inc.(a)	33,193	7,513,899
Akzo Nobel NV (Netherlands)	17,416	1,636,135
Axalta Coating Systems Ltd.*	18,900	562,653
Balchem Corp.	6,180	617,815
BASF SE (Germany)	21,320	1,552,656
CF Industries Holdings, Inc.	22,832	1,066,483
Denka Co. Ltd. (Japan)	6,500	193,440
DIC Corp. (Japan)	58,500	1,546,831
DuPont de Nemours, Inc.	29,478	2,212,913
Ecolab, Inc.	2,620	517,293
GCP Applied Technologies, Inc.*	18,807	425,791
Incitec Pivot Ltd. (Australia)	437,819	1,045,091

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Kansai Paint Co. Ltd. (Japan)	35,700	$749,938
Koninklijke DSM NV (Netherlands)	16,135	1,991,777
Linde PLC (United Kingdom), (AQUIS)	15,846	3,188,333
Linde PLC (United Kingdom), (NYSE)	35,765	7,181,612
Nippon Shokubai Co. Ltd. (Japan)	21,600	1,430,304
Nippon Soda Co. Ltd. (Japan)	11,700	297,146
NOF Corp. (Japan)	12,300	459,575
PPG Industries, Inc.	3,249	379,191
RPM International, Inc.	41,975	2,565,092
Sakata INX Corp. (Japan)	34,800	327,345
Sherwin-Williams Co. (The)	5,537	2,537,552
Sumitomo Seika Chemicals Co. Ltd. (Japan)	7,100	216,912
Tronox Holdings PLC	27,700	354,006
Valvoline, Inc.	31,687	618,847
Victrex PLC (United Kingdom)	30,077	827,131
WR Grace & Co.	7,877	599,518
Yara International ASA (Norway)	16,479	799,408

		46,201,067

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	44,402	90,580
Cintas Corp.	1,483	351,901
Clean Harbors, Inc.*	7,464	530,690
Country Garden Services Holdings Co. Ltd. (China)	940,000	2,177,689
Covanta Holding Corp.	29,600	530,136
Downer EDI Ltd. (Australia)	236,024	1,148,361
Edenred (France)	12,148	620,581
Healthcare Services Group, Inc.(a)	5,276	159,968
IAA, Inc.*	12,311	477,420
KAR Auction Services, Inc.	12,311	307,775
Republic Services, Inc.	18,273	1,583,173
SPIE SA (France)	19,808	368,710
Stericycle, Inc.*(a)	10,000	477,500
Waste Connections, Inc.	56,662	5,415,754

		14,240,238

Communications Equipment — 0.7%
Cisco Systems, Inc.	213,118	11,663,948
CommScope Holding Co., Inc.*	24,300	382,239
Lumentum Holdings, Inc.*(a)	9,077	484,803
Motorola Solutions, Inc.	23,245	3,875,639
Shenzhen Sunway Communication Co. Ltd. (China) (Class A Stock)	79,500	283,220
Viavi Solutions, Inc.*	42,987	571,297

		17,261,146

Construction & Engineering — 0.2%
Arcosa, Inc.	15,300	575,739
Jacobs Engineering Group, Inc.	10,147	856,305
JGC Corp. (Japan)	82,000	1,124,643
Maeda Corp. (Japan)	32,100	257,375
MasTec, Inc.*	12,000	618,360
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	629,000	534,329

		3,966,751

SEE NOTES TO FINANCIAL STATEMENTS.

A399

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	11,997	$972,156
Vulcan Materials Co.	6,809	934,944

		1,907,100

Consumer Finance — 0.1%
Ally Financial, Inc.	21,200	656,988
American Express Co.	10,422	1,286,492
SLM Corp.	135,280	1,314,921

		3,258,401

Containers & Packaging — 0.8%
Amcor PLC (United Kingdom)	509,029	5,787,318
Avery Dennison Corp.	15,187	1,756,832
Ball Corp.	111,834	7,827,262
Graphic Packaging Holding Co.	45,800	640,284
Huhtamaki OYJ (Finland)	8,837	363,618
International Paper Co.	25,374	1,099,202
Packaging Corp. of America	26,365	2,513,112
Silgan Holdings, Inc.	17,760	543,456

		20,531,084

Distributors — 0.0%
Core-Mark Holding Co., Inc.	4,000	158,880
Paltac Corp. (Japan)	6,800	374,328

		533,208

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	52,500	1,222,485
Bright Horizons Family Solutions, Inc.*	5,540	835,820
frontdoor, Inc.*	13,850	603,168
Graham Holdings Co. (Class B Stock)	870	600,326
Hope Education Group Co. Ltd. (China), 144A	2,214,000	314,764
Service Corp. International(a)	14,630	684,391
ServiceMaster Global Holdings, Inc.*	14,200	739,678

		5,000,632

Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	352,973	2,598,322
FirstRand Ltd. (South Africa)	518,786	2,525,656
Hypoport AG (Germany)*	585	160,357
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	121,500	645,858
Syncona Ltd.	102,058	287,966
Voya Financial, Inc.	11,950	660,835

		6,878,994

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	107,861	3,614,422
ATN International, Inc.	8,070	465,881
BT Group PLC (United Kingdom)	801,172	2,001,440
KT Corp. (South Korea)	6,165	151,283
KT Corp. (South Korea), ADR	93,044	1,150,954
Nippon Telegraph & Telephone Corp. (Japan)	165,500	7,716,004
Orange SA (France)	154,472	2,434,451
Telefonica Deutschland Holding AG (Germany)	426,592	1,193,449

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	30,833	$1,761,489
Zayo Group Holdings, Inc.*	11,300	371,883

		20,861,256

Electric Utilities — 1.5%
Edison International	31,530	2,125,437
EDP - Energias do Brasil SA (Brazil)	341,398	1,694,565
Electricite de France SA (France)	132,724	1,672,157
Entergy Corp.(a)	61,811	6,362,206
Evergy, Inc.	22,931	1,379,300
Eversource Energy(a)	19,992	1,514,594
Hawaiian Electric Industries, Inc.	15,100	657,605
Iberdrola SA (Spain)	287,085	2,861,149
NextEra Energy, Inc.	75,083	15,381,503
OGE Energy Corp.	18,068	768,974
Southern Co. (The)	72,427	4,003,765
Spark Energy, Inc. (Class A Stock)(a)	15,000	167,850
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	60,530	430,967

		39,020,072

Electrical Equipment — 0.5%
Generac Holdings, Inc.*	10,375	720,129
Hubbell, Inc.	11,061	1,442,354
Idec Corp. (Japan)	11,900	223,947
Kendrion NV (Netherlands)	6,428	137,719
Mabuchi Motor Co. Ltd. (Japan)	9,800	335,993
Mitsubishi Electric Corp. (Japan)	361,000	4,768,156
Plug Power, Inc.*(a)	158,800	357,300
Prysmian SpA (Italy)	48,509	999,881
Schneider Electric SE (France)	24,786	2,248,488
Sensata Technologies Holding PLC*	12,130	594,370
SGL Carbon SE (Germany)*	26,993	220,397
Teco Electric and Machinery Co. Ltd. (Taiwan)	206,000	151,338
TPI Composites, Inc.*	14,900	368,328

		12,568,400

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	12,201	1,170,564
Avnet, Inc.	10,860	491,632
Carel Industries SpA (Italy), 144A	44,714	544,427
CDW Corp.	7,965	884,115
Cognex Corp.	14,176	680,164
Coherent, Inc.*	3,820	520,933
Corning, Inc.	1,075	35,722
Hexagon AB (Sweden) (Class B Stock)	41,910	2,329,447
Horiba Ltd. (Japan)	4,400	228,071
Ibiden Co. Ltd. (Japan)	46,000	808,565
Iteris, Inc.*	48,800	252,296
Itron, Inc.*	9,800	613,186
KEMET Corp.	27,000	507,870
Keysight Technologies, Inc.*	45,028	4,043,965
Largan Precision Co. Ltd. (Taiwan)	7,000	871,480
LightPath Technologies, Inc.*(a)	86,000	78,260

SEE NOTES TO FINANCIAL STATEMENTS.

A400

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Murata Manufacturing Co. Ltd. (Japan)	53,000	$2,391,055
Nippon Ceramic Co. Ltd. (Japan)	10,400	279,482
Oxford Instruments PLC (United Kingdom)	30,212	494,161
Renishaw PLC (United Kingdom)	5,151	278,513
Sensirion Holding AG (Switzerland), 144A*(a)	5,784	200,539
Sinbon Electronics Co. Ltd. (Taiwan)	108,529	397,582
Taiwan Union Technology Corp. (Taiwan)	109,000	438,176
TE Connectivity Ltd.	26,268	2,515,949
Tech Data Corp.*	5,430	567,978
Zebra Technologies Corp. (Class A Stock)*	4,049	848,225

		22,472,357

Energy Equipment & Services — 0.2%
Computer Modelling Group Ltd. (Canada)	8,592	47,764
Dril-Quip, Inc.*(a)	12,220	586,560
KLX Energy Services Holdings, Inc.*	12,721	259,890
McDermott International, Inc.*(a)	59,040	570,327
Modec, Inc. (Japan)	13,700	388,371
Natural Gas Services Group, Inc.*	18,400	303,600
Oceaneering International, Inc.*	18,089	368,835
Schlumberger Ltd.	15,071	598,922
Superior Energy Services, Inc.*	144,104	187,335
Tecnicas Reunidas SA (Spain)	17,405	446,594
Transocean Ltd.*	39,200	251,272
WorleyParsons Ltd. (Australia)	101,613	1,052,276

		5,061,746

Entertainment — 0.8%
Cineworld Group PLC (United Kingdom)	232,552	750,089
DeNA Co. Ltd. (Japan)	37,400	717,272
Electronic Arts, Inc.*	13,995	1,417,134
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	6,301	225,954
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	12,363	462,500
Live Nation Entertainment, Inc.*	26,014	1,723,428
Netflix, Inc.*	17,689	6,497,523
Tencent Music Entertainment Group (China), ADR*(a)	25,770	386,292
Ubisoft Entertainment SA (France)*	17,228	1,346,736
Walt Disney Co. (The)	46,569	6,502,895
World Wrestling Entertainment, Inc. (Class A Stock)(a)	8,100	584,901
Zynga, Inc. (Class A Stock)*	124,816	765,122

		21,379,846

Equity Real Estate Investment Trusts (REITs) — 4.5%
Acadia Realty Trust(a)	46,540	1,273,800
Alexander & Baldwin, Inc.	35,550	821,205

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.(a)	20,862	$2,943,420
American Campus Communities, Inc.	42,911	1,980,772
American Homes 4 Rent (Class A Stock)	28,575	694,658
American Tower Corp.	17,968	3,673,558
Ashford Hospitality Trust, Inc.	440	1,307
AvalonBay Communities, Inc.	25,447	5,170,321
Boston Properties, Inc.	9,933	1,281,357
Braemar Hotels & Resorts, Inc.	37,618	372,418
Camden Property Trust	37,826	3,948,656
Colony Capital, Inc.	57,688	288,440
Crown Castle International Corp.	33,811	4,407,264
CubeSmart	64,888	2,169,855
Douglas Emmett, Inc.	66,768	2,660,037
EastGroup Properties, Inc.	11,404	1,322,636
Equity Commonwealth	18,700	608,124
Equity Residential	71,879	5,457,054
Essex Property Trust, Inc.	12,755	3,723,567
Federal Realty Investment Trust	13,264	1,707,873
First Industrial Realty Trust, Inc.	23,748	872,501
GEO Group, Inc. (The)	23,100	485,331
Great Portland Estates PLC (United Kingdom)	95,178	826,526
Healthcare Realty Trust, Inc.(a)	81,022	2,537,609
Healthcare Trust of America, Inc. (Class A Stock)	87,000	2,386,410
Highwoods Properties, Inc.	26,316	1,086,851
Hoshino Resorts REIT, Inc. (Japan)	101	519,010
Host Hotels & Resorts, Inc.	85,246	1,553,182
Hudson Pacific Properties, Inc.	45,257	1,505,700
Independence Realty Trust, Inc.	1,351	15,631
Industrial Logistics Properties Trust	26,505	551,834
Inmobiliaria Colonial Socimi SA (Spain)	85,097	947,925
Innovative Industrial Properties, Inc.(a)	4,300	531,308
Investors Real Estate Trust	7,930	465,253
JBG SMITH Properties	89,318	3,513,770
Kilroy Realty Corp.	14,330	1,057,697
Kimco Realty Corp.(a)	33,953	627,451
Macerich Co. (The)(a)	57,579	1,928,321
Mitsui Fudosan Logistics Park, Inc. (Japan)	69	234,215
NorthStar Realty Europe Corp.	26,092	428,692
Office Properties Income Trust	18,001	472,886
Paramount Group, Inc.	80,458	1,127,217
Pebblebrook Hotel Trust(a)	14,900	419,882
Power REIT*	392	2,274
Prologis, Inc.	170,571	13,662,737
PS Business Parks, Inc.	5,752	969,384
Public Storage	35,663	8,493,857
Rayonier, Inc.	29,915	906,424
Regency Centers Corp.	31,194	2,081,887
Rexford Industrial Realty, Inc.	14,400	581,328

SEE NOTES TO FINANCIAL STATEMENTS.

A401

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust	29,068	$515,666
RPT Realty	40,007	484,485
Sabra Health Care REIT, Inc.	25,839	508,770
Simon Property Group, Inc.(a)	18,853	3,011,955
SL Green Realty Corp.	27,313	2,195,146
STAG Industrial, Inc.	19,878	601,111
Sunstone Hotel Investors, Inc.	87,187	1,195,334
Taubman Centers, Inc.	10,494	428,470
Terreno Realty Corp.	41,385	2,029,520
Urban Edge Properties	72,929	1,263,860
Ventas, Inc.(a)	28,143	1,923,574
VEREIT, Inc.	13,579	122,347
Vornado Realty Trust	22,602	1,448,788
Weyerhaeuser Co.	33,694	887,500
WP Carey, Inc.	6,300	511,434
Xenia Hotels & Resorts, Inc.(a)	27,100	565,035

		112,992,410

Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.	3,570	556,884
Costco Wholesale Corp.	4,260	1,125,748
CP ALL PCL (Thailand)	705,300	1,979,655
Georgia Healthcare Group PLC (Georgia), 144A	78,256	240,957
Jeronimo Martins SGPS SA (Portugal)	203,847	3,283,018
Kusuri no Aoki Holdings Co. Ltd. (Japan)	8,000	562,537
Majestic Wine PLC (United Kingdom)(a)	55,671	181,818
PriceSmart, Inc.	3,370	172,274
Rite Aid Corp.*(a)	6,426	51,472
Seven & i Holdings Co. Ltd. (Japan)	107,600	3,644,190
Sprouts Farmers Market, Inc.*	21,312	402,584
United Natural Foods, Inc.*(a)	12,880	115,534
Walmart, Inc.	27,375	3,024,664
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	44,600	454,365
Yixintang Pharmaceutical Group Co. Ltd. (China)	103,300	428,245
Zur Rose Group AG (Switzerland)*(a)	5,237	548,250

		16,772,195

Food Products — 1.5%
Bakkavor Group PLC (United Kingdom), 144A	177,364	270,738
Bunge Ltd.	14,245	793,589
Cal-Maine Foods, Inc.(a)	10,920	455,582
China Mengniu Dairy Co. Ltd. (China)*	427,000	1,656,409
Conagra Brands, Inc.(a)	180,405	4,784,341
Edita Food Industries SAE (Egypt), 144A, GDR^	3,964	22,496
Edita Food Industries SAE (Egypt), GDR^	18,411	110,466
Ezaki Glico Co. Ltd. (Japan)	35,900	1,596,204
Farmer Brothers Co.*	15,420	252,425

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Hain Celestial Group, Inc. (The)*	16,820	$368,358
Ingredion, Inc.	2,930	241,696
Kraft Heinz Co. (The)	8,241	255,801
McCormick & Co., Inc.(a)	7,432	1,152,034
Mondelez International, Inc. (Class A Stock)	64,324	3,467,064
Nestle SA (Switzerland)	67,444	6,981,176
Post Holdings, Inc.*	3,100	322,307
Sakata Seed Corp. (Japan)	7,500	219,323
Tyson Foods, Inc. (Class A Stock)	181,196	14,629,765

		37,579,774

Gas Utilities — 0.2%
Atmos Energy Corp.	38,639	4,078,733
National Fuel Gas Co.(a)	10,137	534,727
Southwest Gas Holdings, Inc.	5,012	449,175

		5,062,635

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	6,744	567,170
Alcon, Inc. (Switzerland), (NYSE)*(a)	40,162	2,492,052
Alcon, Inc. (Switzerland), (SWX)*	10,475	648,609
Ambu A/S (Denmark) (Class B Stock)	43,520	705,255
Becton, Dickinson & Co.	76,729	19,336,475
Biocartis NV (Belgium), 144A*(a)	14,476	171,788
BioLife Solutions, Inc.*	29,500	500,025
BioMerieux (France)	1,279	105,939
Boston Scientific Corp.*	81,228	3,491,180
Cochlear Ltd. (Australia)	4,413	641,797
ConvaTec Group PLC (United Kingdom), 144A	434,648	805,289
Cooper Cos., Inc. (The)	5,907	1,990,009
Danaher Corp.	130,946	18,714,802
DexCom, Inc.*	12,036	1,803,474
Eiken Chemical Co. Ltd. (Japan)	4,000	63,461
Elekta AB (Sweden) (Class B Stock)	69,078	1,003,830
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	88,380	916,508
Getinge AB (Sweden) (Class B Stock)	120,065	1,891,855
Hologic, Inc.*	915	43,938
Inogen, Inc.*	5,070	338,473
Insulet Corp.*	4,341	518,229
Intuitive Surgical, Inc.*	8,507	4,462,347
Koninklijke Philips NV (Netherlands)	98,193	4,271,373
LivaNova PLC*	21,768	1,566,425
Masimo Corp.*	5,300	788,746
Medtronic PLC	84,717	8,250,589
Nevro Corp.*(a)	10,080	653,486
Nikkiso Co. Ltd. (Japan)	27,400	365,632
OraSure Technologies, Inc.*	30,700	284,896
Osstem Implant Co. Ltd. (South Korea)*	8,376	543,608
Smith & Nephew PLC (United Kingdom)	117,051	2,534,812

SEE NOTES TO FINANCIAL STATEMENTS.

A402

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
STERIS PLC	6,380	$949,855
Stryker Corp.	56,722	11,660,909
Tandem Diabetes Care, Inc.*	8,200	529,064
Teleflex, Inc.	3,739	1,238,170
Terumo Corp. (Japan)	47,200	1,410,982
West Pharmaceutical Services, Inc.	6,680	836,002
Wright Medical Group NV*	17,136	510,996
Zimmer Biomet Holdings, Inc.	12,723	1,498,006

		99,106,056

Health Care Providers & Services — 1.7%
Ambea AB (Sweden), 144A	39,816	267,981
Amplifon SpA (Italy)	66,137	1,548,688
Anthem, Inc.	18,741	5,288,898
Centene Corp.*	15,694	822,993
Chemed Corp.	1,630	588,169
Cigna Corp.	67,335	10,608,629
CVS Health Corp.	27,862	1,518,200
Diplomat Pharmacy, Inc.*	23,310	141,958
Fresenius SE & Co. KGaA (Germany)	13,210	717,009
HCA Healthcare, Inc.	30,885	4,174,726
Healius Ltd. (Australia)	477,849	1,014,110
Humana, Inc.	665	176,425
Integrated Diagnostics Holdings PLC (Egypt), 144A	69,018	342,878
MEDNAX, Inc.*	13,166	332,178
Molina Healthcare, Inc.*	211	30,203
Odontoprev SA (Brazil)	107,000	508,814
Select Medical Holdings Corp.*	32,575	516,965
Terveystalo OYJ (Finland), 144A*	37,861	393,924
UnitedHealth Group, Inc.	55,700	13,591,357
WellCare Health Plans, Inc.*	4,732	1,348,951

		43,933,056

Health Care Technology — 0.1%
Medidata Solutions, Inc.*	7,300	660,723
Simulations Plus, Inc.	23,800	679,728
Teladoc Health, Inc.*(a)	15,153	1,006,311
Veeva Systems, Inc. (Class A Stock)*	7,000	1,134,770

		3,481,532

Hotels, Restaurants & Leisure — 1.7%
Aramark	12,100	436,326
Basic-Fit NV (Netherlands), 144A*	7,181	252,916
Bloomin’ Brands, Inc.	23,747	449,056
Brinker International, Inc.(a)	10,240	402,944
BTG Hotels Group Co. Ltd. (China)	404,404	1,059,886
Carrols Restaurant Group, Inc.*	15,200	137,256
Cheesecake Factory, Inc. (The)(a)	10,740	469,553
Denny’s Corp.*	26,415	542,300
Domino’s Pizza, Inc.	3,970	1,104,772
Dunkin’ Brands Group, Inc.	5,100	406,266
Galaxy Entertainment Group Ltd. (Macau)	81,000	546,157
Hilton Worldwide Holdings, Inc.	44,549	4,354,219

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
HIS Co. Ltd. (Japan)	8,200	$204,239
Huazhu Group Ltd. (China), ADR(a)	10,840	392,950
Las Vegas Sands Corp.	13,819	816,565
Marriott International, Inc. (Class A Stock)(a)	38,082	5,342,524
McDonald’s Corp.	49,693	10,319,248
MGM Resorts International(a)	96,369	2,753,262
Norwegian Cruise Line Holdings Ltd.*	3,119	167,272
Penn National Gaming, Inc.*	21,054	405,500
Playtech PLC (United Kingdom)	244,364	1,327,749
Red Rock Resorts, Inc. (Class A Stock)	20,600	442,488
Restaurant Brands International, Inc. (Canada)	42,932	2,985,491
Round One Corp. (Japan)	32,100	407,568
Royal Caribbean Cruises Ltd.	9,004	1,091,375
Scientific Games Corp.*	10,800	214,056
Vail Resorts, Inc.	2,010	448,592
Wyndham Destinations, Inc.	11,294	495,807
Wyndham Hotels & Resorts, Inc.	10,194	568,213
Wynn Resorts Ltd.	6,565	813,994
Yum! Brands, Inc.	36,710	4,062,696

		43,421,240

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	276,127	373,816
Century Communities, Inc.*	12,301	326,961
Fujitsu General Ltd. (Japan)	132,900	2,118,902
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	405,040	3,244,161
Haier Electronics Group Co. Ltd. (Hong Kong)	220,000	611,202
MDC Holdings, Inc.	16,528	541,788
NVR, Inc.*	282	950,410
Skyline Champion Corp.*	22,588	618,459
Tempur Sealy International, Inc.*(a)	8,960	657,395

		9,443,094

Household Products — 0.5%
Colgate-Palmolive Co.	6,204	444,641
Essity AB (Sweden) (Class B Stock)	214,335	6,584,823
Kimberly-Clark Corp.	10,990	1,464,747
Opple Lighting Co. Ltd. (China)	81,046	380,714
Reckitt Benckiser Group PLC (United Kingdom)	25,712	2,028,965
WD-40 Co.	3,310	526,422

		11,430,312

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,126,000	723,006
Electric Power Development Co. Ltd. (Japan)	22,100	502,791
NTPC Ltd. (India)	1,839,694	3,769,625

		4,995,422

SEE NOTES TO FINANCIAL STATEMENTS.

A403

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	207	$29,065
CK Hutchison Holdings Ltd. (Hong Kong)	177,228	1,744,905
DCC PLC (United Kingdom)	8,173	729,854
Fosun International Ltd. (China)	888,500	1,182,033
General Electric Co.	1,010,547	10,610,743
Honeywell International, Inc.	63,344	11,059,229
Jardine Matheson Holdings Ltd. (Hong Kong)	49,900	3,136,633
Roper Technologies, Inc.	26,515	9,711,384
Siemens AG (Germany)	20,729	2,466,858
SM Investments Corp. (Philippines)	53,050	1,002,981
Smiths Group PLC (United Kingdom)	76,891	1,529,836

		43,203,521

Insurance — 3.5%
AIA Group Ltd. (Hong Kong)	779,200	8,425,492
Allianz SE (Germany)	15,217	3,669,992
American International Group, Inc.	301,936	16,087,150
Aon PLC	16,404	3,165,644
Arch Capital Group Ltd.*	17,900	663,732
Argo Group International Holdings Ltd.	7,701	570,259
AXA SA (France)	57,734	1,516,211
Axis Capital Holdings Ltd.	10,810	644,817
Chubb Ltd.	57,379	8,451,353
CNA Financial Corp.	10,876	511,933
CNO Financial Group, Inc.	32,553	542,984
Fidelity National Financial, Inc.	8,387	337,996
First American Financial Corp.	12,286	659,758
Hanover Insurance Group, Inc. (The)	5,160	662,028
Japan Post Holdings Co. Ltd. (Japan)	140,700	1,593,776
Korean Reinsurance Co. (South Korea)	20,104	151,853
Markel Corp.*	945	1,029,672
Marsh & McLennan Cos., Inc.	86,659	8,644,235
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	9,089	2,281,802
Old Republic International Corp.	30,804	689,394
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	1,076,000	1,160,821
Progressive Corp. (The)	26,441	2,113,429
Prudential PLC (United Kingdom)	235,033	5,128,630
Sampo OYJ (Finland) (Class A Stock)	48,804	2,304,400
Sompo Holdings, Inc. (Japan)	49,600	1,917,758
Steadfast Group Ltd. (Australia)	190,898	470,688
Suncorp Group Ltd. (Australia)	165,924	1,568,502
Willis Towers Watson PLC	44,034	8,434,272
Zurich Insurance Group AG (Switzerland)	10,714	3,724,077

		87,122,658

COMMON STOCKS (continued)	Shares	Value
Interactive Media & Services — 2.8%
58.com, Inc. (China), ADR*	32,740	$2,035,446
Alphabet, Inc. (Class A Stock)*	2,425	2,625,790
Alphabet, Inc. (Class C Stock)*	19,974	21,590,096
Facebook, Inc. (Class A Stock)*	112,679	21,747,047
IAC/InterActiveCorp*	6,417	1,395,890
Kakaku.com, Inc. (Japan)	11,300	218,534
Mail.Ru Group Ltd. (Russia), GDR*	39,096	999,023
NAVER Corp. (South Korea)	33,495	3,314,062
Scout24 AG (Germany), 144A*	15,121	803,649
Snap, Inc., Class A Stock*(a)	86,605	1,238,451
Solocal Group (France)*	269,319	277,754
Tencent Holdings Ltd. (China)	219,300	9,904,447
Wise Talent Information Technology Co. Ltd. (China)*	160,200	424,124
Yahoo Japan Corp. (Japan)	644,800	1,897,567
YY, Inc. (China), ADR*	7,000	487,830
Zillow Group, Inc. (Class A Stock)*	12,050	551,408
Zillow Group, Inc. (Class C Stock)*	320	14,845

		69,525,963

Internet & Direct Marketing Retail — 3.1%
Alibaba Group Holding Ltd. (China), ADR*	83,762	14,193,471
Amazon.com, Inc.*	18,473	34,981,027
ASOS PLC (United Kingdom)*(a)	28,349	919,725
Baozun, Inc. (China), ADR*(a)	11,241	560,476
Booking Holdings, Inc.*	3,838	7,195,137
Ctrip.com International Ltd. (China), ADR*	10,768	397,447
Etsy, Inc.*	12,100	742,577
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	58,965	1,226,472
Groupon, Inc.*	713	2,552
GrubHub, Inc.*(a)	6,600	514,734
MercadoLibre, Inc. (Argentina)*	2,474	1,513,519
Naspers Ltd. (South Africa) (Class N Stock)	34,593	8,411,392
Ocado Group PLC (United Kingdom)*	59,965	888,614
Quotient Technology, Inc.*	47,100	505,854
Rakuten, Inc. (Japan)	60,100	716,977
Shop Apotheke Europe NV (Netherlands), 144A*(a)	6,709	263,065
Takeaway.com NV (Netherlands), 144A*	8,792	824,534
Trainline PLC (United Kingdom), 144A*	89,577	468,856
Wayfair, Inc. (Class A Stock)*	5,310	775,260
Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	5,400	79,493
Zalando SE (Germany), 144A*	57,401	2,546,989
ZOZO, Inc. (Japan)	21,500	403,420

		78,131,591

IT Services — 4.2%
Accenture PLC (Class A Stock)	26,510	4,898,253
Amadeus IT Group SA (Spain)	48,183	3,823,136
Automatic Data Processing, Inc.	15,359	2,539,303

SEE NOTES TO FINANCIAL STATEMENTS.

A404

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Black Knight, Inc.*	27,075	$1,628,561
Booz Allen Hamilton Holding Corp.	24,312	1,609,698
CACI International, Inc. (Class A Stock)*	1,710	349,849
Cognizant Technology Solutions Corp. (Class A Stock)	11,402	722,773
CSG Systems International, Inc.	12,142	592,894
EPAM Systems, Inc.*	8,764	1,517,048
Euronet Worldwide, Inc.*	4,899	824,208
Fidelity National Information Services, Inc.	74,329	9,118,682
First Data Corp. (Class A Stock)*	24,300	657,801
Fiserv, Inc.*(a)	30,960	2,822,314
FleetCor Technologies, Inc.*	18,014	5,059,232
Fujitsu Ltd. (Japan)	24,400	1,702,986
Global Payments, Inc.	23,491	3,761,614
GoDaddy, Inc. (Class A Stock)*	11,600	813,740
Hexaware Technologies Ltd. (India)	84,770	465,354
Indra Sistemas SA (Spain)*	70,878	716,921
Keywords Studios PLC (Ireland)	37,598	873,898
Leidos Holdings, Inc.	10,180	812,873
Mastercard, Inc. (Class A Stock)	59,597	15,765,194
MAXIMUS, Inc.	8,310	602,807
Network International Holdings PLC (United Arab Emirates), 144A*	115,457	872,582
NEXTDC Ltd. (Australia)*	78,874	359,053
Okta, Inc.*	7,500	926,325
PayPal Holdings, Inc.*	61,391	7,026,814
Shopify, Inc. (Canada) (Class A Stock)*	6,343	1,906,363
Square, Inc. (Class A Stock)*	5,583	404,935
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	60,013	1,775,185
Total System Services, Inc.	7,179	920,850
TravelSky Technology Ltd. (China) (Class H Stock)	201,000	404,564
Twilio, Inc. (Class A Stock)*	7,900	1,077,165
Visa, Inc. (Class A Stock)(a)	128,488	22,299,092
WEX, Inc.*	3,220	670,082
Wirecard AG (Germany)	7,815	1,323,907
Wix.com Ltd. (Israel)*	5,500	781,550
Worldpay, Inc. (Class A Stock)*	27,364	3,353,458

		105,781,064

Leisure Products — 0.1%
American Outdoor Brands Corp.*	12,600	113,526
Brunswick Corp.	7,985	366,432
Polaris Industries, Inc.	4,204	383,531
Sega Sammy Holdings, Inc. (Japan)	107,500	1,307,305
Spin Master Corp. (Canada), 144A*	24,245	701,125
Thule Group AB (Sweden), 144A	31,273	773,293

		3,645,212

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	41,092	3,068,340
Bio-Techne Corp.	3,523	734,510

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services (continued)
Cambrex Corp.*	11,650	$545,337
Charles River Laboratories International, Inc.*	4,910	696,729
Eurofins Scientific SE (Luxembourg)	1,414	626,294
Illumina, Inc.*	73	26,875
Lonza Group AG (Switzerland)*	10,429	3,526,531
Syneos Health, Inc.*	6,010	307,051
Tecan Group AG (Switzerland)	3,692	956,804
Thermo Fisher Scientific, Inc.	59,341	17,427,265

		27,915,736

Machinery — 1.1%
Aalberts NV (Netherlands)	9,666	379,787
Aida Engineering Ltd. (Japan)	32,800	253,736
Aumann AG (Germany), 144A(a)	4,585	98,054
Colfax Corp.*(a)	18,979	531,981
Douglas Dynamics, Inc.	12,125	482,454
Escorts Ltd. (India)	37,879	294,466
Fortive Corp.	58,493	4,768,349
Fujitec Co. Ltd. (Japan)	36,700	481,070
GEA Group AG (Germany)	44,555	1,268,388
Gima TT SpA (Italy), 144A	20,669	191,672
Graco, Inc.	16,323	819,088
Hoshizaki Corp. (Japan)	15,200	1,134,181
Illinois Tool Works, Inc.(a)	16,918	2,551,404
Impro Precision Industries Ltd., 144A*	771,000	297,081
Knorr-Bremse AG (Germany)	11,120	1,240,532
Konecranes OYJ (Finland)	9,599	366,942
Lincoln Electric Holdings, Inc.	7,615	626,867
Lonking Holdings Ltd. (China)	140,000	37,305
Manitowoc Co., Inc. (The)*	27	481
METAWATER Co. Ltd. (Japan)	10,900	337,934
Middleby Corp. (The)*(a)	4,465	605,900
Miura Co. Ltd. (Japan)	10,900	337,278
Norma Group SE (Germany)	8,917	369,990
Obara Group, Inc. (Japan)	9,400	319,934
Omega Flex, Inc.	4,830	370,992
Oshkosh Corp.	7,344	613,151
PACCAR, Inc.	35,054	2,511,970
Piovan SpA (Italy), 144A	25,534	192,898
Proto Labs, Inc.*	4,820	559,216
Rotork PLC (United Kingdom)	94,220	379,026
Spirax-Sarco Engineering PLC (United Kingdom)	4,582	535,172
Stanley Black & Decker, Inc.	9,615	1,390,425
Timken Co. (The)	12,300	631,482
Toro Co. (The)	9,900	662,310
Trinity Industries, Inc.	23,500	487,625
Wabash National Corp.	24,400	396,988
WABCO Holdings, Inc.*	4,035	535,041
Weir Group PLC (The) (United Kingdom)	44,734	879,979
Welbilt, Inc.*	31,810	531,227
Xylem, Inc.	202	16,895

		28,489,271

SEE NOTES TO FINANCIAL STATEMENTS.

A405

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Marine — 0.0%
Kirby Corp.*	6,316	$498,964
SITC International Holdings Co. Ltd. (China)	536,000	546,632

		1,045,596

Media — 1.0%
A.H. Belo Corp. (Class A Stock)	22,967	84,748
Altice USA, Inc. (Class A Stock)*(a)	41,005	998,472
Ascential PLC (United Kingdom), 144A	252,345	1,143,651
Comcast Corp. (Class A Stock)	197,978	8,370,510
Criteo SA (France), ADR*	19,292	332,015
CyberAgent, Inc. (Japan)	11,300	410,579
Daily Journal Corp.*(a)	1,180	280,840
Eutelsat Communications SA (France)	51,232	957,784
Fox Corp. (Class A Stock)	25,304	927,139
Fox Corp. (Class B Stock)	46,590	1,701,933
Gannett Co., Inc.	52,000	424,320
John Wiley & Sons, Inc. (Class A Stock)	10,100	463,186
Liberty Broadband Corp. (Class C Stock) *	7,840	817,085
Liberty Global PLC (United Kingdom) (Class A Stock)*	37,091	1,001,086
Liberty Global PLC (United Kingdom) (Class C Stock)*	26,073	691,717
Liberty Latin America Ltd. (Chile) (Class A Stock)*	9,292	160,101
Liberty Latin America Ltd. (Chile) (Class C Stock)*	98,038	1,685,273
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	6,910	261,267
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	9,630	365,747
Omnicom Group, Inc.(a)	6,531	535,215
oOh!media Ltd. (Australia)	108,414	297,384
Sirius XM Holdings, Inc.(a)	113,247	631,918
TuanChe Ltd. (China), ADR*(a)	6,150	18,819
WPP PLC (United Kingdom)	139,481	1,756,622
YouGov PLC (United Kingdom)	79,455	529,293

		24,846,704

Metals & Mining — 0.7%
Alcoa Corp.*	14,000	327,740
Antofagasta PLC (Chile)	86,460	1,022,836
BHP Group Ltd. (Australia)	121,111	3,501,193
Compass Minerals International, Inc.(a)	8,930	490,703
Franco-Nevada Corp. (Canada)	34,054	2,890,384
Hitachi Metals Ltd. (Japan)	152,600	1,728,516
Mitsui Mining & Smelting Co. Ltd. (Japan)	35,500	855,992
Reliance Steel & Aluminum Co.	7,285	689,307
Royal Gold, Inc.	5,280	541,147
South32 Ltd. (Australia)	1,385,169	3,090,069
Southern Copper Corp. (Peru)	14,255	553,807
Steel Dynamics, Inc.	17,400	525,480

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Sumitomo Metal Mining Co. Ltd. (Japan)	30,500	$914,743
United States Steel Corp.(a)	24,000	367,440

		17,499,357

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	42,710	718,382
Annaly Capital Management, Inc.	87,577	799,578
Apollo Commercial Real Estate Finance, Inc.	30,655	563,746
Cherry Hill Mortgage Investment Corp.(a)	23,500	376,000
Ellington Residential Mortgage REIT	20,722	222,969
Granite Point Mortgage Trust, Inc.	27,081	519,684
Ready Capital Corp.	26,608	396,459
Redwood Trust, Inc.	34,315	567,227
Two Harbors Investment Corp.	44,476	563,511

		4,727,556

Multiline Retail — 0.5%
Dollar General Corp.	47,282	6,390,635
Dollar Tree, Inc.*	49,494	5,315,161
Next PLC (United Kingdom)	23,550	1,652,826

		13,358,622

Multi-Utilities — 0.8%
Black Hills Corp.	3,695	288,838
DTE Energy Co.	9,820	1,255,782
Engie SA (France)	149,473	2,265,287
NiSource, Inc.	79,015	2,275,632
Sempra Energy	102,378	14,070,832

		20,156,371

Oil, Gas & Consumable Fuels — 2.6%
BP PLC (United Kingdom), ADR	174,656	7,283,155
Cameco Corp. (Canada)	39,860	427,349
Canadian Natural Resources Ltd. (Canada)	56,000	1,509,954
Cheniere Energy, Inc.*	1,419	97,130
Concho Resources, Inc.	15,206	1,568,955
ConocoPhillips	13,691	835,151
Delek US Holdings, Inc.	1,871	75,813
Devon Energy Corp.	44,211	1,260,898
EOG Resources, Inc.	37,741	3,515,951
Galp Energia SGPS SA (Portugal)	324,611	4,999,068
Gulfport Energy Corp.*	39,266	192,796
Inpex Corp. (Japan)	51,400	465,540
Kosmos Energy Ltd. (Ghana)	52,866	331,470
Matador Resources Co.*(a)	19,200	381,696
Occidental Petroleum Corp.	128,004	6,436,041
Panhandle Oil and Gas, Inc. (Class A Stock)	20,600	268,624
Parsley Energy, Inc. (Class A Stock)*	23,500	446,735
Petronet LNG Ltd. (India)	334,926	1,189,565
Pioneer Natural Resources Co.	3,453	531,279
Renewable Energy Group, Inc.*(a)	17,419	276,265
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	137,902	4,518,528

SEE NOTES TO FINANCIAL STATEMENTS.

A406

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	346,494	$1,698,669
SM Energy Co.	28,031	350,948
Targa Resources Corp.	45,562	1,788,764
TC Energy Corp. (Canada), (NYSE)	161,329	7,989,012
TC Energy Corp. (Canada), (XTSE)	41,100	2,037,503
TOTAL SA (France)	170,734	9,564,998
TOTAL SA (France), ADR	94,259	5,258,710
World Fuel Services Corp.	5,600	201,376
WPX Energy, Inc.*	35,000	402,850
Zion Oil & Gas, Inc.*(a)	103,900	34,796

		65,939,589

Paper & Forest Products — 0.0%
Quintis Ltd. (Australia)*^(a)	93,801	6
Verso Corp. (Class A Stock)*	20,900	398,145

		398,151

Personal Products — 0.1%
Edgewell Personal Care Co.*	11,320	305,074
LG Household & Health Care Ltd. (South Korea)	1,408	1,600,963
Medifast, Inc.(a)	3,750	481,125
Natural Health Trends Corp.	12,860	103,523
Nu Skin Enterprises, Inc. (Class A Stock)	7,777	383,562

		2,874,247

Pharmaceuticals — 3.2%
Ampio Pharmaceuticals, Inc.*(a)	113,200	43,899
Astellas Pharma, Inc. (Japan)	184,000	2,625,219
AstraZeneca PLC (United Kingdom), ADR(a)	98,500	4,066,080
Bayer AG (Germany)	88,646	6,130,217
Chugai Pharmaceutical Co. Ltd. (Japan)	21,500	1,406,074
Daiichi Sankyo Co. Ltd. (Japan)	18,700	978,284
Elanco Animal Health, Inc.*	126,732	4,283,542
Eli Lilly & Co.	8,762	970,742
GlaxoSmithKline PLC (United Kingdom), ADR(a)	106,578	4,265,252
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A*	156,000	412,381
Intra-Cellular Therapies, Inc.*(a)	19,340	251,033
Johnson & Johnson	32,528	4,530,500
Laboratorios Farmaceuticos Rovi SA (Spain)	23,947	547,426
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	91,300	304,316
Medicines Co. (The)*(a)	13,300	485,051
Merck & Co., Inc.	71,226	5,972,300
Merck KGaA (Germany)	11,944	1,248,759
Novartis AG (Switzerland)	60,808	5,550,116
Pacira BioSciences, Inc.*	9,595	417,286
Pfizer, Inc.	341,883	14,810,371
Roche Holding AG (Switzerland)	26,288	7,401,799
SSY Group Ltd. (Hong Kong)	348,000	314,423
Supernus Pharmaceuticals, Inc.*	12,550	415,279

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (Japan)	242,393	$8,613,201
Theravance Biopharma, Inc.*	16,590	270,915
Torrent Pharmaceuticals Ltd. (India)	17,223	385,959
Zoetis, Inc.	27,683	3,141,744

		79,842,168

Professional Services — 0.5%
Adecco Group AG (Switzerland)	18,441	1,108,645
CBIZ, Inc.*	24,751	484,872
CoStar Group, Inc.*	2,186	1,211,175
DKSH Holding AG (Switzerland)	9,316	546,069
en-japan, Inc. (Japan)	25,900	1,012,308
Equifax, Inc.	16,184	2,188,724
Exponent, Inc.	10,000	585,400
IHS Markit Ltd.*	2,352	149,869
Insperity, Inc.	5,300	647,342
Intertrust NV (Netherlands), 144A	24,746	510,990
ManpowerGroup, Inc.	5,471	528,499
Nielsen Holdings PLC	2,763	62,444
Outsourcing, Inc. (Japan)	63,000	767,279
Persol Holdings Co. Ltd. (Japan)	104,500	2,464,024
TeamLease Services Ltd. (India)*	9,553	407,804
TransUnion	11,340	833,603
UT Group Co. Ltd. (Japan)	10,000	243,672

		13,752,719

Real Estate Management & Development — 0.4%
ADO Properties SA (Germany), 144A	5,605	232,039
Aedas Homes SAU (Spain), 144A*	20,408	486,991
Altus Group Ltd. (Canada)	19,600	479,991
China Overseas Land & Investment Ltd. (China)	388,000	1,430,988
Heiwa Real Estate Co. Ltd. (Japan)	23,000	470,646
Hongkong Land Holdings Ltd. (Hong Kong)	154,900	998,064
Iguatemi Empresa de Shopping Centers SA (Brazil)	38,900	462,551
Instone Real Estate Group AG (Germany), 144A*	22,495	506,477
Jones Lang LaSalle, Inc.	3,636	511,549
PSP Swiss Property AG (Switzerland)	15,744	1,840,538
RE/MAX Holdings, Inc. (Class A Stock)	13,900	427,564
Realogy Holdings Corp.(a)	21,774	157,644
RMR Group, Inc. (The) (Class A Stock)	6,274	294,752
St. Joe Co. (The)*(a)	29,600	511,488

		8,811,282

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada), (NYSE)	4,151	976,481
Canadian Pacific Railway Ltd. (Canada), (XTSE)	6,999	1,648,430

SEE NOTES TO FINANCIAL STATEMENTS.

A407

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
CSX Corp.	12,926	$1,000,085
Genesee & Wyoming, Inc. (Class A Stock)*	4,851	485,100
Hertz Global Holdings, Inc.*(a)	14,507	231,532
J.B. Hunt Transport Services, Inc.	20,781	1,899,591
Kansas City Southern	7,461	908,899
Norfolk Southern Corp.	1,029	205,111
Old Dominion Freight Line, Inc.	266	39,703
Union Pacific Corp.	19,520	3,301,027

		10,695,959

Semiconductors & Semiconductor Equipment — 2.7%
AIXTRON SE (Germany)*	94,942	908,971
Amkor Technology, Inc.*	633	4,722
ams AG (Austria)*(a)	8,055	316,778
Analog Devices, Inc.	26,024	2,937,329
Applied Materials, Inc.	14,539	652,947
ASML Holding NV (Netherlands), (BATE)	27,186	5,671,705
ASML Holding NV (Netherlands), (XNGS)(a)	11,136	2,315,508
Broadcom, Inc.	11,746	3,381,204
Cree, Inc.*(a)	8,504	477,755
Cypress Semiconductor Corp.	31,429	698,981
DB HiTek Co. Ltd. (South Korea)	24,053	308,525
Disco Corp. (Japan)	9,900	1,631,374
Infineon Technologies AG (Germany)	34,920	616,264
IQE PLC (United Kingdom)*(a)	736,701	570,107
KLA-Tencor Corp.	2,705	319,731
Lam Research Corp.	422	79,268
LEENO Industrial, Inc. (South Korea)	4,611	239,055
Machvision, Inc. (Taiwan)	24,000	286,821
Marvell Technology Group Ltd.	56,454	1,347,557
Maxim Integrated Products, Inc.	43,311	2,590,864
MaxLinear, Inc.*	22,200	520,368
Microchip Technology, Inc.(a)	19,496	1,690,303
Micron Technology, Inc.*	81,722	3,153,652
Monolithic Power Systems, Inc.	3,452	468,713
NVIDIA Corp.	1,312	215,470
NXP Semiconductors NV (Netherlands)	104,274	10,178,185
QUALCOMM, Inc.	79,013	6,010,519
Silergy Corp. (China)	36,000	707,189
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	894,000	6,848,682
Texas Instruments, Inc.	75,487	8,662,888
Tokyo Electron Ltd. (Japan)	9,100	1,280,248
Ultra Clean Holdings, Inc.*(a)	21,000	292,320
Universal Display Corp.(a)	4,300	808,658
Xilinx, Inc.	2,583	304,587
Xperi Corp.	20,100	413,859

		66,911,107

Software — 4.4%
2U, Inc.*(a)	8,800	331,232
ACI Worldwide, Inc.*	17,258	592,640
Aspen Technology, Inc.*	268	33,307

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Atlassian Corp PLC (Class A Stock)*	1,689	$220,989
CDK Global, Inc.	10,160	502,310
Ceridian HCM Holding, Inc.*(a)	26,781	1,344,406
Cornerstone OnDemand, Inc.*	74	4,287
Cyient Ltd. (India)	35,063	275,661
Descartes Systems Group, Inc. (The) (Canada)*	13,300	492,066
Digimarc Corp.*(a)	9,890	439,017
Douzone Bizon Co. Ltd. (South Korea)	8,303	448,342
Fair Isaac Corp.*	2,770	869,835
Finjan Holdings, Inc.*	57,850	128,427
First Derivatives PLC (United Kingdom)(a)	20,157	912,760
Globant SA (Argentina)*(a)	11,068	1,118,421
Guidewire Software, Inc.*	7,301	740,175
Intuit, Inc.	22,393	5,851,963
j2 Global, Inc.(a)	6,850	608,897
Manhattan Associates, Inc.*	10,653	738,572
Microsoft Corp.	415,329	55,637,473
Netcompany Group A/S (Denmark), 144A*(a)	11,282	454,810
Nuance Communications, Inc.*	25,945	414,342
Palo Alto Networks, Inc.*	4,127	840,918
Pegasystems, Inc.	8,400	598,164
PTC, Inc.*	6,753	606,149
salesforce.com, Inc.*	33,843	5,134,998
Sansan, Inc. (Japan)*(a)	3,200	168,585
SAP SE (Germany)	18,799	2,582,727
ServiceNow, Inc.*	25,921	7,117,129
Sophos Group PLC (United Kingdom), 144A	82,470	413,852
Splunk, Inc.*	34,578	4,348,183
SS&C Technologies Holdings, Inc.	11,067	637,570
Symantec Corp.	92,337	2,009,253
Synopsys, Inc.*	32,055	4,125,158
Tableau Software, Inc. (Class A Stock)*	5,842	969,889
Temenos AG (Switzerland)*	1,154	206,653
Trade Desk, Inc. (The) (Class A Stock)*	2,430	553,505
Trend Micro, Inc. (Japan)	15,900	708,564
VMware, Inc. (Class A Stock)	24,419	4,083,101
WANdisco PLC (United Kingdom)*(a)	34,918	199,525
Workday, Inc. (Class A Stock)*	20,604	4,235,770
Zoom Video Communications, Inc. (Class A Stock)*(a)	586	52,031

		111,751,656

Specialty Retail — 0.8%
Burlington Stores, Inc.*(a)	5,332	907,240
Dick’s Sporting Goods, Inc.(a)	13,828	478,864
Dufry AG (Switzerland)*	3,832	324,229
Five Below, Inc.*	5,700	684,114
Francesca’s Holdings Corp.*(a)	1,659	821
GrandVision NV (Netherlands), 144A	22,782	528,978

SEE NOTES TO FINANCIAL STATEMENTS.

A408

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Hikari Tsushin, Inc. (Japan)	2,400	$524,107
Home Depot, Inc. (The)	13,921	2,895,150
Michaels Cos., Inc. (The)*	19,790	172,173
Monro, Inc.(a)	6,720	573,216
Nextage Co. Ltd. (Japan)	19,100	193,498
Office Depot, Inc.	142,142	292,812
RH*(a)	3,512	405,987
Ross Stores, Inc.	80,526	7,981,737
SMCP SA (France), 144A*	35,976	608,735
Tractor Supply Co.	10,189	1,108,563
Ulta Beauty, Inc.*	1,212	420,431
VT Holdings Co. Ltd. (Japan)	54,000	210,510
Watches of Switzerland Group PLC (United Kingdom), 144A*	82,770	291,952
Yellow Hat Ltd. (Japan)	28,600	382,253

		18,985,370

Technology Hardware, Storage & Peripherals — 0.7%
3D Systems Corp.*	126	1,147
Apple, Inc.	40,451	8,006,062
Dell Technologies, Inc. (Class C Stock)*	6,425	326,390
NCR Corp.*	19,284	599,732
Samsung Electronics Co. Ltd. (South Korea)	212,186	8,634,805
Xaar PLC (United Kingdom)	71,376	74,162

		17,642,298

Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	90,600	984,451
Brunello Cucinelli SpA (Italy)	8,613	290,804
Burberry Group PLC (United Kingdom)	47,964	1,135,654
Canada Goose Holdings, Inc. (Canada)*(a)	7,000	271,110
Carter’s, Inc.	4,530	441,856
Chow Sang Sang Holdings International Ltd. (Hong Kong)	120,000	176,835
Columbia Sportswear Co.	4,620	462,739
EssilorLuxottica SA (France)	26,151	3,410,510
Hugo Boss AG (Germany)	8,605	572,118
Lululemon Athletica, Inc.*	5,700	1,027,197
Luthai Textile Co. Ltd. (China) (Class B Stock)	253,776	258,262
LVMH Moet Hennessy Louis Vuitton SE (France)	1,829	778,758
NIKE, Inc. (Class B Stock)	13,997	1,175,048
Skechers U.S.A., Inc. (Class A Stock)*	17,860	562,411
Ted Baker PLC (United Kingdom)	18,281	188,134
VF Corp.	4,193	366,259

		12,102,146

Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)(a)	22,000	432,080
Hingham Institution for Savings	2,030	401,960
Housing Development Finance Corp. Ltd. (India)	173,812	5,522,891
LendingTree, Inc.*(a)	570	239,417

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	35,896	$358,242
Ocwen Financial Corp.*	88,018	182,197
Radian Group, Inc.	25,380	579,933
Severn Bancorp, Inc.	726	6,309
TFS Financial Corp.	27,900	504,153
Waterstone Financial, Inc.	26,660	454,820

		8,682,002

Tobacco — 0.6%
Altria Group, Inc.	10,972	519,524
British American Tobacco PLC (United Kingdom)	158,513	5,542,095
Japan Tobacco, Inc. (Japan)	80,700	1,780,972
Philip Morris International, Inc.	82,494	6,478,254
Universal Corp.	1,600	97,232
Vector Group Ltd.	7,133	69,547

		14,487,624

Trading Companies & Distributors — 0.2%
AeroCentury Corp.*	5,670	41,235
Brenntag AG (Germany)	6,255	308,442
Hanwa Co. Ltd. (Japan)	21,400	573,527
HD Supply Holdings, Inc.*	2,300	92,644
Herc Holdings, Inc.*	6,802	311,736
Huttig Building Products, Inc.*(a)	39,950	103,071
IMCD NV (Netherlands)	8,531	782,061
SiteOne Landscape Supply, Inc.*	3,100	214,830
Sumitomo Corp. (Japan)	140,800	2,137,768
Travis Perkins PLC (United Kingdom)	51,603	834,992

		5,400,306

Water Utilities — 0.1%
American States Water Co.	7,975	600,039
American Water Works Co., Inc.	16,510	1,915,160
Artesian Resources Corp. (Class A Stock)	10,910	405,525
California Water Service Group	7,002	354,511

		3,275,235

Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(a)	26,110	103,918
Sarana Menara Nusantara Tbk PT (Indonesia)	27,983,800	1,400,421
Shenandoah Telecommunications Co.	11,300	435,276
T-Mobile US, Inc.*	27,036	2,004,449
Vodafone Group PLC (United Kingdom)	802,824	1,316,692

		5,260,756

TOTAL COMMON STOCKS (cost $1,724,013,792)		1,900,690,055

PREFERRED STOCKS — 0.2%
Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	23,847	1,548,386

SEE NOTES TO FINANCIAL STATEMENTS.

A409

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	9,335	$577,930
Sartorius AG (Germany) (PRFC)	2,912	597,679

		1,175,609

Machinery — 0.0%
Fortive Corp., CVT, 5.000%	402	414,054
Marcopolo SA (Brazil) (PRFC)	495,600	498,188

		912,242

Multi-Utilities — 0.0%
Sempra Energy, Series A, CVT, 6.000%	5,403	602,380
Sempra Energy, Series B, CVT, 6.750%	2,628	291,761

		894,141

TOTAL PREFERRED STOCKS (cost $3,881,267)		4,530,378

	Units

RIGHTS* — 0.0%
Road & Rail
Hertz Global Holdings, Inc., expiring 07/12/19(a) (cost $0)	13,007	25,364

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2017-01, Class A3
1.870%	08/18/21	21	21,508
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	485	487,471
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	508,611
Series 2019-01A, Class A, 144A
3.450%	03/20/23	245	250,924
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	355,720
BMW Vehicle Lease Trust,
Series 2017-02, Class A3
2.070%	10/20/20	101	100,850
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	70	69,898
Series 2018-02, Class A3
2.980%	01/17/23	220	222,536
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	62	61,505
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	330	332,910

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
GMF Floorplan Owner Revolving Trust,
Series 2017-01, Class A1, 144A
2.220%	01/18/22	130	$129,877
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	165	166,381
Santander Drive Auto Receivables Trust,
Series 2018-02, Class B
3.030%	09/15/22	225	225,945
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	355	359,951
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	52	51,737
Series 2018-A, Class A2
2.190%	05/17/21	142	142,254

			3,488,078

Collateralized Loan Obligations — 0.1%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.840%
3.420%(c)	07/25/27	645	642,886
CIFC Funding Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860%
3.440%(c)	10/25/27	420	417,863
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	07/15/27	250	248,659
OZLM Ltd. (Cayman Islands),
Series 2014-08A, Class A1RR, 144A, 3 Month LIBOR + 1.170%
3.758%(c)	10/17/29	430	430,201

			1,739,609

Credit Cards — 0.0%
Barclays Dryrock Issuance Trust,
Series 2015-01, Class A
2.200%	12/15/22	100	99,959
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	157,274

			257,233

Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	245	244,632
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-01, Class A3, 144A
2.060%	06/22/20	37	36,681
Series 2018-01, Class A3, 144A
2.600%	06/15/21	135	135,384
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	355	354,910
Volvo Financial Equipment LLC,
Series 2017-01A, Class A3, 144A
1.920%	03/15/21	30	30,554

			802,161

SEE NOTES TO FINANCIAL STATEMENTS.

A410

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.1%
Arbys Funding LLC,
Series 2015-01A, Class A2, 144A
4.969%	10/30/45	193	$200,762
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	177	179,989
Driven Brands Funding LLC,
Series 2018-01A, Class A2, 144A
4.739%	04/20/48	114	119,420
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	504	525,227
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	81	81,023
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	154	156,959
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	377	399,070
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	132	133,948
MVW Owner Trust,
Series 2014-01A, Class A, 144A
2.250%	09/22/31	23	22,780
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	675	695,275
Sierra Timeshare Receivables Funding LLC,
Series 2014-03A, Class A, 144A
2.300%	10/20/31	10	10,468
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	50	51,086
Verizon Owner Trust,
Series 2017-01A, Class C, 144A
2.650%	09/20/21	490	491,008
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	113	113,925

			3,180,940

Residential Mortgage-Backed Securities — 0.1%
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	45	45,180
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	283	286,499
Towd Point Mortgage Trust,
Series 2015-04, Class A1B, 144A
2.750%(cc)	04/25/55	36	35,833
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	59	59,187
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	60	59,784
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	57	56,932

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	342	$345,051
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	108	109,168

			997,634

Student Loans — 0.0%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	510	520,855
SMB Private Education Loan Trust,
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	250	262,312

			783,167

TOTAL ASSET-BACKED SECURITIES (cost $11,089,839)			11,248,822

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930%
3.324%(c)	12/15/36	395	394,747
BX Trust,
Series 2018-GW, Class A, 144A, 1 Month LIBOR + 0.800%
3.194%(c)	05/15/35	255	254,518
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	163,188
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class A, 144A, 1 Month LIBOR + 0.900%
3.294%(c)	02/15/37	450	449,147
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	52,969
Series 2015-GC27, Class A5
3.137%	02/10/48	235	243,219
Series 2016-GC36, Class A5
3.616%	02/10/49	400	425,065
Series 2017-P07, Class AS
3.915%	04/14/50	195	206,446
Commercial Mortgage Trust,
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20	21,267
Series 2015-CR26, Class A4
3.630%	10/10/48	400	424,627
Series 2015-LC21, Class A4
3.708%	07/10/48	260	276,931
Series 2015-PC01, Class A5
3.902%	07/10/50	190	203,221
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	382,623
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	32	31,370
Series K025, Class A1
1.875%	04/25/22	7	7,041
Series K057, Class A1
2.206%	06/25/25	149	149,246

SEE NOTES TO FINANCIAL STATEMENTS.

A411

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K068, Class A1
2.952%	02/25/27	185	$190,538
Series K716, Class A1
2.413%	01/25/21	22	22,172
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	259,431
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	196,739
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30	31,880
Series 2015-C31, Class A3
3.801%	08/15/48	150	159,957
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	113,731
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	121,688
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	63,622
Series 2015-C27, Class AS
4.068%	12/15/47	265	282,535
Series 2016-C30, Class A5
2.860%	09/15/49	75	76,134
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589%
3.983%(c)	04/15/32	225	224,243
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150%
3.544%(c)	03/15/36	230	230,512
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	277,539
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,332

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,899,340)			5,978,678

CORPORATE BONDS — 4.4%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	60	60,764
4.000%	03/15/22	120	123,886
4.200%	04/15/24	35	37,684
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	153,445
3.650%	11/01/24	125	130,779
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	87,951

			594,509

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25		40	$42,075
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26		300	318,842

				360,917

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22		260	267,386
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22		285	285,432

				552,818

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28		71	73,775
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	(a)	348	366,878
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21		10	10,034
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25		115	121,874
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		345	345,419
3.800%	04/19/23		230	236,114
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23		16	16,344
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24		91	93,435
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30		180	183,100
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30		179	176,971

				1,623,944

Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22		765	776,417
3.250%	08/14/20		640	645,741
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21		415	413,391
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22		350	346,289

SEE NOTES TO FINANCIAL STATEMENTS.

A412

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	440	$440,862
Sr. Unsec’d. Notes
4.200%	11/06/21	650	669,296
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	500	507,641
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	565	571,275
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	02/27/20	135	134,659
2.650%	05/10/22	510	516,235
3.100%	05/10/21	410	416,855
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21	595	614,121

			6,052,782

Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	26,315
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22	560	569,933

			596,248

Banks — 1.0%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	214,068
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20	200	199,774
2.750%	01/22/21	410	412,097
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	405,750
3.848%	04/12/23	400	415,240
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	300	309,567
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	198,965
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
2.999%(c)	06/25/22	450	451,298
Sr. Unsec’d. Notes, MTN
3.550%(ff)	03/05/24	450	466,506
Sub. Notes, MTN
4.200%	08/26/24	10	10,630
4.450%	03/03/26	225	242,695
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21	780	782,181

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22	250	$252,268
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	210,794
4.875%	04/01/26	200	215,139
Capital One NA,
Sr. Unsec’d. Notes
1.850%	09/13/19	350	349,518
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	204,868
3.887%(ff)	01/10/28	500	528,984
4.075%(ff)	04/23/29	350	375,990
5.875%	01/30/42	25	33,008
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	250,740
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	29,977
Sub. Notes
4.300%	12/03/25	129	136,487
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	10/15/19	100	100,759
Sub. Notes, 144A
4.500%	12/09/25	250	266,331
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	335	340,343
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	585	607,193
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	575	579,894
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	348,640
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	32,037
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	685	691,550
3.500%	01/23/25	585	605,218
3.750%	05/22/25	125	130,747
Sub. Notes
4.250%	10/21/25	475	503,679
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23	375	381,969
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	203,779

SEE NOTES TO FINANCIAL STATEMENTS.

A413

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
3.550%	04/09/24		805	$832,725
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		200	197,966
3.375%	01/12/23		200	199,282
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25		530	545,011
3.559%(ff)	04/23/24		250	259,193
Sub. Notes
3.375%	05/01/23		775	796,828
4.250%	10/01/27		175	189,535
KeyBank NA,
Sr. Unsec’d. Notes
3.350%	06/15/21		520	530,663
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27		250	263,868
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.535%	07/26/21		715	731,082
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19		150	149,993
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38		190	199,055
4.300%	01/27/45		170	186,712
Sub. Notes, MTN
4.100%	05/22/23		555	584,229
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20		375	374,199
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22		25	25,238
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23		385	402,519
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22		335	344,850
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		600	624,921
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19		50	49,988
3.750%	11/15/21		460	474,325
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.748%	07/19/23		855	897,762
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	(a)	735	751,170
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
3.350%	05/24/21		525	534,771

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.250%	06/11/21	400	$407,924
Sub. Notes
3.625%(ff)	09/15/31	35	35,667
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	51,129
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	201,830
4.125%	09/24/25	200	213,453
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	800	812,455
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	72,023
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.325%(ff)	07/23/21	550	555,256
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	450	449,655

			24,433,960

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	350	389,701
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	138,618
3.551%	05/25/21	260	265,603

			793,922

Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	23	23,069
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	61,931
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	160,505
3.900%	02/20/28	425	455,434
4.625%	05/15/44	185	210,908
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	200	199,762
3.250%	09/01/22	55	56,528

			1,168,137

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	29,997

SEE NOTES TO FINANCIAL STATEMENTS.

A414

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (continued)
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	$511,200
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	72,260

			613,457

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.150%	05/15/24	360	367,162
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	254,467
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	83,459
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	201,924
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	335	337,345

			1,244,357

Commercial Services — 0.0%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	10,575
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	216,810
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	60,503
4.300%	09/15/44	75	85,198
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	82,493
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	37,381
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	155	160,070
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	34,643
4.125%	02/02/26	30	31,202

			718,875

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	250	249,473
3.250%	02/23/26	450	470,169

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (continued)
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	130	$129,818

			849,460

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	388,415
3.500%	05/26/22	150	152,780
4.125%	07/03/23	250	259,990
4.875%	01/16/24	150	161,071
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	335	335,054
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	145	144,599
3.350%	06/25/21	325	330,651
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	220	220,131
3.500%	01/15/22	165	168,967
3.625%	04/01/27	150	150,769
American Express Co.,
Sr. Unsec’d. Notes
2.200%	10/30/20	250	249,701
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	77,552
3.850%	11/21/22	355	370,196
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	60,370
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	900	925,548

			3,995,794

Electric — 0.3%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	45	46,410
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	38,070
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	373,468
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	11/01/21	290	297,916
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	28,720
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	35	34,950

SEE NOTES TO FINANCIAL STATEMENTS.

A415

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		55	$54,377
3.750%	09/01/46		45	43,873
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		175	177,784
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		500	498,664
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28		105	107,155
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26		400	410,697
5.150%	12/01/20		25	25,763
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		235	321,302
Georgia Power Co.,
Sr. Unsec’d. Notes, Series C
2.000%	09/08/20		350	348,025
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		370	371,842
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28		370	393,933
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28		385	404,266
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33		295	395,894
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.950%	12/01/47	(a)(d)	595	536,987
4.000%	12/01/46	(d)	520	471,900
San Diego Gas & Electric Co.,
First Mortgage
4.100%	06/15/49		820	851,462
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23		270	272,262
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36		140	144,607
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		35	38,278
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
2.250%	05/04/20		350	349,443

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
3.750%	05/02/23	500	$520,301
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	50,956
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	158,573
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	264,127
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	362,118

			8,394,123

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	88,905
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	130,739
5.875%	06/15/20	25	25,748
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	100	100,111

			345,503

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	160,258
5.500%	09/15/19	25	25,139
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	905	942,094

			1,127,491

Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	500	544,303
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	249,523
Kraft Heinz Foods Co.,
Gtd. Notes
4.000%	06/15/23	800	838,188

			1,632,014

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27	200	202,752
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	7	7,392
4.800%	06/15/44	25	25,661

SEE NOTES TO FINANCIAL STATEMENTS.

A416

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper (continued)
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	$93,401

			329,206

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	295	305,143
3.650%	06/15/23	265	274,525
3.950%	03/30/48	235	234,321

			813,989

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	98	102,176
4.750%	11/30/36	185	218,571
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	235	245,382
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	585	622,207
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	27	32,707
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	150,855

			1,371,898

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	219,707
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	135	135,269
4.650%	01/15/43	55	59,994
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	210,061
Unsec’d. Notes
4.185%	11/15/45	125	137,434
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	709,956
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	490	538,551
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	75,024
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	85,615

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	$160,470
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes
3.930%	10/01/48	850	889,991
Stanford Health Care,
Unsec’d. Notes
3.795%	11/15/48	250	267,570
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	217,043
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	640	649,786
6.875%	02/15/38	450	650,661
West Virginia United Health System Obligated Group,
Sec’d. Notes
4.924%	06/01/48	525	619,479

			5,626,611

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
2.907%(c)	09/20/21	520	519,496
Sr. Unsec’d. Notes, 144A
3.600%	04/09/29	490	510,942
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	204,250
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	14,999
4.125%	02/15/24	50	52,982
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	83,802
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	135	140,650
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	203,231
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	31,582
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	53,443
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.500%	06/15/49	475	500,891
4.850%	08/01/44	450	493,975
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/28	490	514,378

SEE NOTES TO FINANCIAL STATEMENTS.

A417

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	$30,836
3.500%	06/03/24	460	479,645
MassMutual Global Funding II,
Sec’d. Notes, 144A, MTN
1.950%	09/22/20	400	399,166
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.050%	06/12/20	150	149,841
3.450%	10/09/21	610	624,346
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	84,769
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	35,742
3.400%	05/15/25	120	124,041
3.700%	05/15/29	325	339,713
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	622,599
4.900%	09/15/44	70	81,913
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	70,374
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	386,318
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	185,926
4.500%	09/15/28	305	328,256

			7,268,106

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
4.000%	12/06/37	655	669,858
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	144,604
3.875%	08/22/37	220	242,577
5.200%	12/03/25	230	268,659
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	430	445,557
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	131,809
3.650%	03/15/25	75	79,268
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	220	239,632
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23	200	201,602

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (continued)
3.595%	01/19/28		450	$459,452
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24		365	366,514

				3,249,532

Iron/Steel — 0.0%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26		280	295,960
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21		145	148,887

				444,847

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23		85	86,827

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21		310	310,925
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20		390	392,819

				703,744

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		500	532,877
4.908%	07/23/25		305	331,121
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25		1,175	1,267,684
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	(a)	600	638,189
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23		600	612,882
5.150%	04/30/20		25	25,569
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26		20	20,082
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		10	10,264
5.000%	02/01/20		35	35,460
6.550%	05/01/37		28	32,351
6.750%	06/15/39		30	34,801
Walt Disney Co. (The),
Gtd. Notes, 144A
3.700%	10/15/25		30	32,146
4.500%	02/15/21		25	25,945

SEE NOTES TO FINANCIAL STATEMENTS.

A418

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
5.650%	08/15/20		30	$31,144

				3,630,515

Mining — 0.0%
Newmont Goldcorp Corp.,
Gtd. Notes, 144A
3.625%	06/09/21		35	35,640
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25		100	107,455

				143,095

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23		1,185	1,195,478
3.150%	09/07/22		292	295,733

				1,491,211

Oil & Gas — 0.3%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26		545	571,169
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19		220	219,623
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23		500	504,943
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	(a)	945	1,004,729
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		200	206,019
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		90	93,129
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26		500	571,081
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		200	208,394
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		185	191,897
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23		75	70,125
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26		175	178,288
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23		200	208,590

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24	1,005	$1,011,510
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	200	208,668
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	50,815
3.700%	03/15/28	260	260,280
4.500%	03/04/29	655	692,134

			6,251,394

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	250,075

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	220	219,820
3.650%	09/15/24	30	31,088

			250,908

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	55,601
3.600%	05/14/25	220	227,299
4.500%	05/14/35	200	206,319
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	230	233,331
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	515	527,061
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	315	327,957
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	505	506,932
5.050%	03/25/48	315	335,513
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	80	81,736
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	375	375,989
3.300%	02/25/21	150	151,991
McKesson Corp.,
Sr. Unsec’d. Notes
3.650%	11/30/20	355	362,210
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	262,542

SEE NOTES TO FINANCIAL STATEMENTS.

A419

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		175	$168,962
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19		510	508,470

				4,331,913

Pipelines — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27		70	73,426
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27		50	51,125
4.950%	12/15/24		60	63,989
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		90	90,607
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23		65	68,298
4.250%	12/01/26		55	59,778
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46		45	46,409
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		150	157,907
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26		130	132,581
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45		165	178,227

				922,347

Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25		595	612,290
4.000%	01/15/24		445	470,696
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26		500	505,053
3.625%	11/15/27	(a)	535	545,748
4.125%	07/01/24		50	52,754
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26		75	77,926
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22		45	46,219
3.900%	03/15/27		70	71,452
4.125%	06/15/26		115	118,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	$30,410
3.700%	06/15/26	200	207,703
4.750%	05/15/47	85	91,608
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	830	848,326
4.500%	03/15/48	350	377,759
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	161,541
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	205,776
4.250%	08/15/29	100	106,210
4.375%	10/01/25	40	42,739
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	147,653
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	440	451,385
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	160,314
SBA Tower Trust,
Asset-Backed, 144A
2.877%	07/15/46	90	90,163
2.898%	10/15/44	160	159,998
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	104,234
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	195	200,944
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20	200	201,911
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	700	707,371

			6,797,058

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/18/24	630	645,197
3.125%	04/21/26	70	70,670
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	257,052
3.900%	06/01/29	930	975,281
4.625%	09/15/21	50	52,180

SEE NOTES TO FINANCIAL STATEMENTS.

A420

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	505	$512,608
4.450%	02/15/25	10	10,072
4.850%	04/01/24	105	108,641

			2,631,701

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	260	260,748
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	265	262,698
3.000%	01/15/22	565	566,468
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	190	193,410

			1,283,324

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/28	740	806,855
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	280	285,791
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	172,008

			1,264,654

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.625%	04/22/29	1,080	1,118,124
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	25	25,276
3.663%	05/15/45	50	51,917
3.720%	07/15/43	160	164,663
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	47,514
4.350%	05/01/49	475	514,047
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	650	645,781
4.329%	09/21/28	400	443,279
5.150%	09/15/23	625	697,860
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	555	580,274

			4,288,735

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	$222,000
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/29	605	673,840
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	82,835

			978,675

Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	220	225,408
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	14,986
3.250%	09/15/26	375	370,155
3.500%	03/15/28	280	281,208
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	150	150,679
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	205,812
4.125%	07/15/23	200	209,282

			1,457,530

TOTAL CORPORATE BONDS (cost $106,998,052)			110,966,206

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	695,959
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	287,174
Northern California Power Agency,
Taxable, Revenue Bonds, BABs
7.311%	06/01/40	200	284,712
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	169,846
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	120	181,128
7.625%	03/01/40	100	157,794
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	16,415

			1,793,028

SEE NOTES TO FINANCIAL STATEMENTS.

A421

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	175	$176,451

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	595	777,510

Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, BABs
5.720%	12/01/38	410	531,434

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	304,939

New York — 0.0%
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	384,262
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	55,379

			439,641

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	170,051

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	220	218,128

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	265,550

TOTAL MUNICIPAL BONDS (cost $4,400,336)			4,676,732

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
COLT Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
2.930%(cc)	02/25/48	74	74,283
Series 2019-02, Class A1, 144A
3.337%(cc)	05/25/49	352	357,464
Series 2019-02, Class A3, 144A
3.541%(cc)	05/25/49	418	424,166
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/31	329	329,178
Deephaven Residential Mortgage Trust,
Series 2018-01A, Class A1, 144A
2.976%(cc)	12/25/57	125	125,685

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-02A, Class A1, 144A
3.558%(cc)	04/25/59	374	$377,580
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
4.404%(c)	10/25/28	11	11,421
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.854%(c)	01/25/29	16	16,026
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
3.084%(c)	10/25/30	203	202,826
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	176	182,659
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500%
2.894%(c)	08/15/46	12	11,797
Series 4621, Class FK, 1 Month LIBOR + 0.500%
2.894%(c)	10/15/46	60	60,461
Series 4623, Class EF, 1 Month LIBOR + 0.450%
2.844%(c)	10/15/46	35	35,508
Series 4623, Class MF, 1 Month LIBOR + 0.500%
2.894%(c)	10/15/46	37	37,328
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850%
5.254%(c)	04/25/28	104	105,454
Series 2016-HQA01, Class M2, 1 Month LIBOR + 2.750%
5.154%(c)	09/25/28	112	112,837
Series 2018-DNA01, Class M1, 1 Month LIBOR + 0.450%
2.854%(c)	07/25/30	355	354,153
Series 2018-SPI02, Class M1, 144A
3.818%(cc)	05/25/48	265	265,629
Series 2019-HQA02, Class M1, 144A, 1 Month LIBOR + 0.700%
3.104%(c)	04/25/49	110	110,035
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	163	164,558
Series 2019-01, Class A42, 144A
4.000%(cc)	02/25/59	276	281,218
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	179	182,922
Series 2018-08, Class DA
3.000%	11/20/47	124	126,019
Series 2018-122, Class FE, 1 Month LIBOR + 0.300%
2.683%(c)	09/20/48	196	195,839
Series 2019-21, Class FL, 1 Month LIBOR + 0.450%
2.833%(c)	02/20/49	225	224,721
Series 2019-23, Class NF, 1 Month LIBOR + 0.450%
2.833%(c)	02/20/49	177	176,802
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A1, 144A
3.766%(cc)	06/25/48	244	247,888
Series 2019-01, Class A1, 144A
3.454%(cc)	01/25/59	708	717,547
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	572	596,406

SEE NOTES TO FINANCIAL STATEMENTS.

A422

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55		54	$52,463
Sequoia Mortgage Trust,
Series 2018-CH01, Class A11, 144A
3.500%(cc)	02/25/48		236	239,813
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		452	464,584
Series 2018-CH04, Class A11, 144A
4.000%(cc)	10/25/48		607	621,125
Starwood Mortgage Residential Trust,
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49		307	311,333
Verus Securitization Trust,
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58		207	209,924
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59		337	340,577

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,241,347)				8,348,229

SOVEREIGN BONDS — 0.2%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		200	209,400
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21		400	414,787
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		60	81,601
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19		225	224,709
2.200%	07/26/22		500	503,200
3.300%	03/15/28		355	379,635
Sr. Unsec’d. Notes, 144A, MTN
1.750%	08/26/20		200	199,241
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22		25	25,074
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	(a)	250	261,362
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		398	407,986
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		695	757,084
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21		585	590,048
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21		100	101,846

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Unsec’d. Notes
3.500%	07/29/20	325	$330,018
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	153,265
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	101,588

TOTAL SOVEREIGN BONDS (cost $4,606,111)			4,740,844

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Federal Home Loan Bank
1.000%	09/26/19	325	324,057
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	293	295,184
3.000%	01/01/27	25	26,030
3.000%	02/01/30	45	46,130
3.000%	08/01/43	176	179,493
3.500%	03/01/42	5	5,036
3.500%	12/01/42	117	121,895
3.500%	07/01/43	74	77,173
3.500%	01/01/44	172	178,956
3.500%	03/01/45	336	348,537
3.500%	03/01/46	294	306,266
4.000%	09/01/40	3	2,850
4.000%	12/01/40	42	44,410
4.000%	02/01/41	48	51,084
4.000%	04/01/42	7	7,443
4.000%	06/01/42	22	23,014
4.000%	11/01/45	182	190,075
4.500%	05/01/40	19	19,966
4.500%	10/01/41	140	150,003
4.500%	05/01/42	67	72,068
5.000%	07/01/35	31	33,675
5.000%	09/01/39	6	6,693
5.500%	06/01/36	37	41,060
6.000%	08/01/34	23	25,703
6.000%	01/01/38	8	8,940
Federal National Mortgage Assoc.
1.000%	08/28/19	850	848,387
1.500%	02/28/20	130	129,500
2.000%	07/01/28	16	15,751
2.500%	05/01/30	42	42,825
2.500%	11/01/31	561	565,383
2.500%	01/01/32	206	207,534
2.500%	05/01/32	172	173,971
2.500%	02/01/43	23	22,805
2.500%	08/01/46	352	349,389
2.500%	10/01/46	135	133,865
3.000%	TBA	3,620	3,650,897
3.000%	12/01/27	10	10,547
3.000%	10/01/28	26	26,464
3.000%	03/01/30	78	80,046
3.000%	08/01/32	19	19,431
3.000%	09/01/32	71	72,235
3.000%	10/01/32	180	184,393

SEE NOTES TO FINANCIAL STATEMENTS.

A423

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/32	1,102	$1,126,458
3.000%	02/01/33	1,946	1,989,114
3.000%	04/01/33	131	133,325
3.000%	09/01/33	16	16,173
3.000%	11/01/33	186	190,433
3.000%	11/01/36	36	36,800
3.000%	11/01/36	151	153,761
3.000%	11/01/36	171	174,061
3.000%	12/01/36	43	43,911
3.000%	10/01/37	626	638,059
3.000%	01/01/43	51	51,522
3.000%	01/01/43	215	219,124
3.000%	02/01/43	317	322,418
3.000%	03/01/43	226	230,747
3.000%	05/01/43	3	2,798
3.000%	05/01/43	34	34,996
3.000%	05/01/43	120	122,561
3.000%	05/01/43	229	233,018
3.000%	07/01/43	26	26,893
3.000%	03/01/44	635	645,671
3.000%	03/01/46	517	524,347
3.000%	09/01/46	54	55,045
3.000%	10/01/46	98	99,068
3.000%	10/01/46	422	428,919
3.000%	10/01/46	437	445,763
3.000%	10/01/46	624	633,987
3.000%	10/01/46	684	693,718
3.000%	11/01/46	23	23,454
3.000%	11/01/46	33	34,084
3.000%	11/01/46	51	52,106
3.000%	11/01/46	119	121,443
3.000%	11/01/46	165	167,944
3.000%	11/01/46	208	210,976
3.000%	11/01/46	247	250,241
3.000%	11/01/46	830	844,190
3.000%	11/01/46	1,700	1,728,033
3.000%	12/01/46	30	30,347
3.000%	12/01/46	110	111,567
3.000%	12/01/46	168	171,024
3.000%	12/01/46	168	171,137
3.000%	12/01/46	178	180,744
3.000%	01/01/47	111	113,341
3.000%	01/01/47	2,360	2,388,305
3.000%	02/01/47	312	317,053
3.000%	06/01/47	230	234,645
3.000%	08/01/47	624	636,045
3.000%	11/01/47	1,214	1,234,293
3.000%	09/01/48	390	395,118
3.000%	11/01/48	1,148	1,160,590
3.500%	TBA	1,185	1,223,148
3.500%	TBA	5,230	5,347,062
3.500%	11/01/32	216	225,233
3.500%	02/01/35	20	20,380
3.500%	01/01/36	170	175,883
3.500%	06/01/38	127	131,072
3.500%	10/01/41	20	21,055

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/01/42	54	$55,951
3.500%	07/01/42	61	63,807
3.500%	03/01/43	49	50,796
3.500%	06/01/43	20	20,380
3.500%	06/01/43	31	31,816
3.500%	07/01/43	127	131,994
3.500%	08/01/43	913	946,387
3.500%	09/01/43	68	70,902
3.500%	01/01/44	123	127,822
3.500%	01/01/44	465	481,955
3.500%	01/01/44	544	563,334
3.500%	03/01/44	31	32,713
3.500%	07/01/44	119	124,030
3.500%	04/01/45	1	1,264
3.500%	04/01/45	38	39,325
3.500%	04/01/45	207	213,327
3.500%	05/01/45	97	100,734
3.500%	06/01/45	120	124,189
3.500%	07/01/45	208	215,604
3.500%	08/01/45	1,067	1,103,081
3.500%	09/01/45	225	232,615
3.500%	09/01/45	1,466	1,520,439
3.500%	11/01/45	47	48,855
3.500%	11/01/45	47	49,097
3.500%	11/01/45	212	218,567
3.500%	12/01/45	290	298,219
3.500%	12/01/45	324	335,858
3.500%	12/01/45	452	466,634
3.500%	12/01/45	861	888,305
3.500%	01/01/46	151	156,930
3.500%	01/01/46	379	390,988
3.500%	04/01/46	150	154,837
3.500%	06/01/46	219	226,857
3.500%	06/01/46	244	255,483
3.500%	06/01/46	396	410,246
3.500%	08/01/46	407	422,508
3.500%	09/01/46	556	572,126
3.500%	12/01/46	555	570,809
3.500%	01/01/47	583	604,148
3.500%	01/01/47	1,355	1,395,404
3.500%	02/01/47	55	56,227
3.500%	03/01/47	1,019	1,055,508
3.500%	05/01/47	390	401,327
3.500%	08/01/47	359	372,356
3.500%	11/01/47	335	344,834
3.500%	12/01/47	21	21,866
3.500%	01/01/48	567	585,285
3.500%	03/01/48	82	83,942
3.500%	04/01/48	594	609,806
3.500%	06/01/48	2,191	2,249,648
3.500%	06/01/49	578	591,326
4.000%	TBA	1,515	1,565,806
4.000%	TBA	3,420	3,534,690
4.000%	11/01/40	58	60,835
4.000%	11/01/40	342	360,722
4.000%	12/01/40	14	14,717

SEE NOTES TO FINANCIAL STATEMENTS.

A424

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	02/01/41	31	$32,317
4.000%	02/01/41	39	41,049
4.000%	02/01/41	77	81,596
4.000%	02/01/41	92	97,538
4.000%	01/01/42	34	35,855
4.000%	08/01/42	66	70,092
4.000%	01/01/43	26	27,241
4.000%	03/01/44	306	323,819
4.000%	06/01/45	803	839,548
4.000%	07/01/45	713	745,595
4.000%	09/01/45	19	19,801
4.000%	09/01/45	321	335,885
4.000%	10/01/45	171	178,619
4.000%	11/01/45	18	18,351
4.000%	12/01/45	37	38,898
4.000%	12/01/45	816	868,649
4.000%	01/01/46	163	170,650
4.000%	01/01/46	513	536,762
4.000%	02/01/46	454	474,737
4.000%	03/01/46	47	48,727
4.000%	07/01/46	105	110,432
4.000%	08/01/46	627	655,323
4.000%	09/01/46	15	15,822
4.000%	09/01/46	528	552,904
4.000%	12/01/46	16	16,563
4.000%	01/01/47	466	486,849
4.000%	01/01/47	485	506,376
4.000%	02/01/47	141	147,040
4.000%	05/01/47	1,010	1,057,447
4.000%	08/01/47	493	514,179
4.000%	08/01/47	638	668,037
4.000%	08/01/47	646	674,399
4.000%	02/01/48	144	149,489
4.000%	06/01/48	482	500,153
4.000%	07/01/48	1,198	1,240,308
4.000%	09/01/48	638	659,139
4.000%	03/01/49	675	702,147
4.000%	04/01/49	821	849,578
4.500%	TBA	1,110	1,159,896
4.500%	08/01/24	6	5,923
4.500%	01/01/27	6	6,682
4.500%	09/01/35	31	32,775
4.500%	12/01/39	7	7,551
4.500%	03/01/40	15	15,893
4.500%	07/01/40	419	448,559
4.500%	08/01/40	78	83,978
4.500%	10/01/40	35	37,348
4.500%	05/01/41	17	18,409
4.500%	01/01/44	50	53,434
4.500%	01/01/44	137	146,306
4.500%	04/01/44	63	67,253
4.500%	02/01/46	234	250,675
4.500%	03/01/46	47	49,984
4.500%	07/01/46	136	144,345
4.500%	09/01/46	332	353,699
4.500%	09/01/46	381	408,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	06/01/47	20	$21,223
4.500%	11/01/47	413	444,136
4.500%	05/01/48	789	828,831
4.500%	05/01/48	871	936,484
4.500%	11/01/48	559	583,865
5.000%	TBA	620	655,371
5.000%	10/01/33	14	15,244
5.000%	11/01/33	4	3,852
5.000%	11/01/33	4	3,872
5.000%	10/01/34	5	5,956
5.000%	04/01/35	2	2,490
5.000%	07/01/35	3	3,194
5.000%	07/01/35	9	10,241
5.000%	07/01/35	13	14,063
5.000%	10/01/35	18	19,217
5.000%	09/01/40	609	662,314
5.000%	07/01/41	209	228,986
5.000%	02/01/42	37	39,874
5.000%	05/01/42	29	31,627
5.000%	07/01/42	67	72,890
5.000%	05/01/48	140	148,540
5.000%	08/01/48	317	335,519
5.000%	12/01/48	663	703,084
5.000%	02/01/49	159	168,948
5.500%	TBA	430	458,635
5.500%	04/01/34	7	8,280
5.500%	02/01/35	17	19,374
5.500%	11/01/35	34	37,904
5.500%	01/01/36	6	7,164
5.500%	07/01/36	34	38,129
5.500%	08/01/37	42	46,255
5.500%	08/01/37	815	905,333
5.500%	05/01/44	1,113	1,234,970
6.000%	02/01/34	122	138,219
6.000%	04/01/35	8	8,777
6.000%	04/01/35	8	9,477
6.000%	03/01/37	28	32,032
6.000%	01/01/40	7	7,412
6.000%	07/01/41	105	118,809
6.000%	07/01/41	431	489,229
6.500%	11/01/36	12	14,143
Government National Mortgage Assoc.
2.500%	01/20/43	11	11,352
3.000%	08/20/43	34	35,285
3.000%	04/20/46	74	75,283
3.000%	08/20/46	1,182	1,210,023
3.000%	09/20/46	1,487	1,522,774
3.000%	10/20/46	585	598,679
3.000%	11/20/46	593	607,071
3.000%	12/20/46	878	898,422
3.000%	07/20/47	969	991,879
3.500%	01/15/42	12	12,313
3.500%	03/20/42	31	31,964
3.500%	05/20/42	11	11,600
3.500%	06/20/42	14	15,164
3.500%	07/20/42	333	347,388

SEE NOTES TO FINANCIAL STATEMENTS.

A425

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/20/42	25	$25,979
3.500%	09/20/42	66	68,402
3.500%	12/20/42	12	12,306
3.500%	01/20/43	84	87,394
3.500%	02/20/43	28	29,172
3.500%	03/20/43	35	36,104
3.500%	05/20/43	181	188,846
3.500%	06/20/43	292	305,031
3.500%	07/20/43	492	513,165
3.500%	09/20/43	117	121,698
3.500%	10/15/43	59	60,937
3.500%	01/20/45	540	558,408
3.500%	02/20/45	15	15,104
3.500%	10/20/45	16	17,042
3.500%	02/20/46	48	49,599
3.500%	02/20/46	63	65,789
3.500%	03/20/46	240	248,338
3.500%	06/20/46	159	164,718
3.500%	03/20/47	472	488,035
3.500%	02/20/48	219	226,297
3.500%	02/20/48	1,488	1,534,983
3.500%	02/20/49	1,148	1,186,210
3.500%	03/20/49	434	448,202
4.000%	02/15/41	7	7,250
4.000%	03/15/41	7	7,702
4.000%	10/20/41	54	57,557
4.000%	04/20/42	37	39,571
4.000%	01/20/44	140	147,397
4.000%	02/20/44	45	47,469
4.000%	01/20/46	89	93,414
4.000%	05/20/46	110	115,213
4.000%	05/20/47	1,648	1,718,980
4.000%	07/20/47	332	346,337
4.000%	08/20/47	522	544,122
4.000%	11/20/48	790	819,288
4.000%	12/20/48	35	36,413
4.000%	03/20/49	437	453,584
4.500%	05/20/40	27	28,919
4.500%	01/20/41	39	41,574
4.500%	07/20/45	541	571,378
4.500%	09/15/45	36	38,481
4.500%	12/20/45	237	251,436
4.500%	01/20/46	42	44,900
4.500%	07/20/47	426	447,235
4.500%	08/20/47	754	791,621
4.500%	09/20/47	214	224,715
4.500%	09/20/48	372	394,447
4.500%	12/20/48	388	404,657
4.500%	01/20/49	1,567	1,639,494
4.500%	04/20/49	1,505	1,569,563
5.000%	TBA	370	386,773
5.000%	05/20/33	11	12,381
5.000%	12/20/34	9	9,626
5.000%	04/15/39	8	8,353
5.000%	09/15/39	4	3,912
5.000%	12/15/39	14	15,388

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	01/15/40		13	$14,282
5.000%	02/15/40		6	6,608
5.000%	05/20/40		18	19,736
5.000%	06/15/40		12	13,207
5.000%	06/20/40		16	17,782
5.000%	08/20/40		5	5,759
5.000%	11/20/42		29	32,317
5.000%	07/20/47		195	207,714
5.000%	08/20/47		60	63,462
5.000%	09/20/47		440	468,561
5.000%	10/20/47		267	284,099
5.000%	11/20/47		141	149,993
5.000%	12/20/47		422	449,048
5.000%	02/20/48		189	198,952
5.000%	05/20/48		64	68,250
5.000%	06/20/48		81	87,226
5.000%	07/20/48		30	31,759
5.000%	12/20/48		3,384	3,539,313
5.500%	08/20/38		13	14,086
5.500%	05/20/48		455	480,328
5.500%	12/20/48		116	122,257
5.500%	01/20/49		83	87,129
5.500%	03/20/49		208	219,027

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $117,957,224)				119,758,131

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
2.250%	08/15/46		965	911,699
2.500%	02/15/45		325	323,769
2.500%	02/15/46		295	293,456
2.500%	05/15/46		345	343,005
2.750%	11/15/42		135	141,518
2.750%	08/15/47		2,085	2,176,056
2.875%	08/15/45		195	208,414
2.875%	11/15/46		400	428,078
2.875%	05/15/49		37	40,230
3.000%	11/15/44		60	65,550
3.000%	11/15/45		225	246,234
3.000%	05/15/47		755	826,872
3.000%	08/15/48		9,280	10,177,550
3.125%	11/15/41		2,065	2,311,187
3.125%	02/15/43		940	1,048,173
3.375%	05/15/44		690	801,802
3.500%	02/15/39		1,975	2,346,007
4.250%	05/15/39		400	523,281
4.500%	05/15/38	(k)	9,580	12,869,383
5.375%	02/15/31		30	40,290
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21		336	332,570
0.125%	01/15/22		113	112,139
0.125%	07/15/22		164	163,882
0.125%	01/15/23		125	124,331
0.125%	07/15/26		243	241,286
0.250%	01/15/25		383	383,237

SEE NOTES TO FINANCIAL STATEMENTS.

A426

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.375%	07/15/25	76	$77,305
0.375%	01/15/27	111	111,780
0.375%	07/15/27	26	26,344
0.500%	04/15/24	203	205,071
0.500%	01/15/28	39	39,987
0.625%	07/15/21	87	87,797
0.625%	04/15/23	123	124,846
0.625%	01/15/26	113	115,577
0.625%	02/15/43	178	172,309
0.750%	07/15/28	102	106,010
0.750%	02/15/42	15	15,089
0.750%	02/15/45	55	54,718
0.875%	02/15/47	62	62,740
1.000%	02/15/46	72	74,991
1.000%	02/15/49	3	3,328
1.125%	01/15/21	94	94,367
1.375%	02/15/44	14	16,167
1.750%	01/15/28	8	8,746
2.000%	01/15/26	23	25,771
2.125%	02/15/40	29	37,345
2.125%	02/15/41	34	43,567
2.500%	01/15/29	244	293,358
3.875%	04/15/29	27	36,391
U.S. Treasury Notes
1.375%	04/30/20	45	44,763
2.000%	11/30/22	70	70,632
2.125%	05/31/21	4	4,027
2.500%	02/28/21	460	465,121
2.500%	01/31/24	1,550	1,600,859
2.625%	07/31/20	14,380	14,485,603
2.625%	12/15/21	565	577,381
2.625%	02/28/23	760	784,017
2.750%	07/31/23	3,100	3,222,789
2.750%	08/31/23	23,365	24,308,727
2.750%	02/15/28	655	696,449
2.875%	08/15/28	7,090	7,618,981

TOTAL U.S. TREASURY OBLIGATIONS (cost $89,034,505)			93,192,952

TOTAL LONG-TERM INVESTMENTS (cost $2,076,121,813)			2,264,156,391

		Shares

SHORT-TERM INVESTMENTS — 15.4%
AFFILIATED MUTUAL FUNDS — 15.0%
PGIM Core Ultra Short Bond Fund(w)		259,290,880	259,290,880
PGIM Institutional Money Market Fund (cost $117,211,533; includes $116,988,779 of cash collateral for securities on loan)(b)(w)		117,185,076	117,220,232

TOTAL AFFILIATED MUTUAL FUNDS (cost $376,502,413)			376,511,112

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
2.149%	11/07/19	10,850	$10,769,812
2.403%	11/07/19	12	11,911

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,779,085)			10,781,723

TOTAL SHORT-TERM INVESTMENTS (cost $387,281,498)			387,292,835

TOTAL INVESTMENTS — 105.2% (cost $2,463,403,311)			2,651,449,226
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.2)%			(130,704,373)

NET ASSETS — 100.0%			$2,520,744,853

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $132,968 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,212,843; cash collateral of $116,988,779 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A427

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
91	2 Year U.S. Treasury Notes	Sep. 2019	$19,581,352	$102,825
196	5 Year U.S. Treasury Notes	Sep. 2019	23,158,625	209,907
33	10 Year U.S. Treasury Notes	Sep. 2019	4,222,969	84,286
23	20 Year U.S. Treasury Bonds	Sep. 2019	3,578,656	154,625
19	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	3,373,687	152,860
585	Mini MSCI EAFE Index	Sep. 2019	56,256,525	1,261,072
188	Mini MSCI Emerging Markets Index	Sep. 2019	9,901,960	331,980
268	Russell 2000 E-Mini Index	Sep. 2019	20,999,140	418,830
764	S&P 500 E-Mini Index	Sep. 2019	112,468,440	1,663,628
65	S&P Mid Cap 400 E-Mini Index	Sep. 2019	12,675,000	243,442

				4,623,455

Short Position:
1	20 Year U.S. Treasury Bonds	Sep. 2019	155,594	(7,039)

				$4,616,416

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 07/16/19	Citibank, N.A.	JPY	139,610	$1,289,588	$1,296,767	$—	$(7,179)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.IG.S32.V1	06/20/24	1.000	%(Q)	13,000	0.546%	$278,508	$282,012	$3,504
CDX.IG.S32.V1	06/20/24	1.000	%(Q)	19,800	0.546%	317,381	429,526	112,145

						$595,889	$711,538	$115,649

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A428

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$103,439
JPMorgan Securities LLC	—	856,622
Morgan Stanley & Co. LLC	—	9,545,924

Total	$—	$10,505,985

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,372,932,161	$527,624,926	$132,968
Preferred Stocks	3,932,699	597,679	—
Rights	25,364	—	—
Asset-Backed Securities
Automobiles	—	3,488,078	—
Collateralized Loan Obligations	—	1,739,609	—
Credit Cards	—	257,233	—
Equipment	—	802,161	—
Other	—	3,180,940	—
Residential Mortgage-Backed Securities	—	997,634	—
Student Loans	—	783,167	—
Commercial Mortgage-Backed Securities	—	5,978,678	—
Corporate Bonds	—	110,966,206	—
Municipal Bonds	—	4,676,732	—
Residential Mortgage-Backed Securities	—	8,348,229	—
Sovereign Bonds	—	4,740,844	—
U.S. Government Agency Obligations	—	119,758,131	—
U.S. Treasury Obligations	—	103,974,675	—
Affiliated Mutual Funds	376,511,112	—	—
Other Financial Instruments*
Futures Contracts	4,616,416	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(7,179)	—
Centrally Cleared Credit Default Swap Agreements	—	115,649	—

Total	$1,758,017,752	$898,023,392	$132,968

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A429

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (4.6% represents investments purchased with collateral from securities on loan)	15.0%
Banks	5.2
U.S. Government Agency Obligations	4.8
Software	4.5
Equity Real Estate Investment Trusts (REITs)	4.5
IT Services	4.2
U.S. Treasury Obligations	4.1
Health Care Equipment & Supplies	4.0
Insurance	3.8
Pharmaceuticals	3.4
Internet & Direct Marketing Retail	3.1
Interactive Media & Services	2.8
Semiconductors & Semiconductor Equipment	2.7
Oil, Gas & Consumable Fuels	2.6
Aerospace & Defense	2.3
Capital Markets	2.0
Chemicals	1.9
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.7
Industrial Conglomerates	1.7
Electric Utilities	1.6
Food Products	1.5
Machinery	1.1
Media	1.1
Life Sciences Tools & Services	1.1
Electronic Equipment, Instruments & Components	0.9
Biotechnology	0.9
Entertainment	0.8
Multi-Utilities	0.8
Diversified Telecommunication Services	0.8
Containers & Packaging	0.8
Beverages	0.8
Specialty Retail	0.8
Auto Components	0.7
Technology Hardware, Storage & Peripherals	0.7
Metals & Mining	0.7
Communications Equipment	0.7
Food & Staples Retailing	0.7
Automobiles	0.6
Tobacco	0.6
Commercial Services & Supplies	0.6
Professional Services	0.5
Multiline Retail	0.5
Electrical Equipment	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Products	0.5
Diversified Financial Services	0.5
Road & Rail	0.4
Household Durables	0.4
Residential Mortgage-Backed Securities	0.4
Real Estate Management & Development	0.4
Thrifts & Mortgage Finance	0.3
Electric	0.3
Building Products	0.3
Real Estate Investment Trusts (REITs)	0.3
Oil & Gas	0.3
Airlines	0.3
Auto Manufacturers	0.2
Commercial Mortgage-Backed Securities	0.2

Healthcare-Services	0.2%
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Gas Utilities	0.2
Energy Equipment & Services	0.2
Diversified Consumer Services	0.2
Independent Power & Renewable Electricity Producers	0.2
Sovereign Bonds	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Municipal Bonds	0.2
Telecommunications	0.2
Construction & Engineering	0.2
Air Freight & Logistics	0.2
Leisure Products	0.1
Health Care Technology	0.1
Water Utilities	0.1
Consumer Finance	0.1
Internet	0.1
Other	0.1
Personal Products	0.1
Retail	0.1
Construction Materials	0.1
Collateralized Loan Obligations	0.1
Foods	0.1
Miscellaneous Manufacturing	0.1
Trucking & Leasing	0.1
Healthcare-Products	0.1
Semiconductors	0.1
Environmental Control	0.0	*
Marine	0.0	*
Transportation	0.0	*
Pipelines	0.0	*
Computers	0.0	*
Gas	0.0	*
Equipment	0.0	*
Student Loans	0.0	*
Commercial Services	0.0	*
Machinery-Diversified	0.0	*
Building Materials	0.0	*
Auto Parts & Equipment	0.0	*
Advertising	0.0	*
Agriculture	0.0	*
Distributors	0.0	*
Iron/Steel	0.0	*
Paper & Forest Products	0.0	*
Electronics	0.0	*
Forest Products & Paper	0.0	*
Credit Cards	0.0	*
Packaging & Containers	0.0	*
Oil & Gas Services	0.0	*
Mining	0.0	*
Lodging	0.0	*

	105.2
Liabilities in excess of other assets	(5.2)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A430

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts, equity contracts, foreign exchange contracts, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker— variation margin swaps	$115,649	*	—	$—
Equity contracts	Due from/to broker— variation margin futures	3,918,952	*	—	—
Equity contracts	Unaffiliated investments	25,364		—	—
Foreign exchange contracts	—	—		Unrealized depreciation on OTC forward foreign currency exchange contracts	7,179
Interest rate contracts	Due from/to broker— variation margin futures	704,503	*	Due from/to broker—variation margin futures	7,039	*

		$4,764,468			$14,218

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$355,251
Equity contracts	3,389	20,243,697	—	—
Foreign exchange contracts	—	—	(16,237)	—
Interest rate contracts	—	573,291	—	—

Total	$3,389	$20,816,988	$(16,237)	$355,251

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$93,605
Equity contracts	23,015	3,403,059	—	—
Foreign exchange contracts	—	—	26,991	—
Interest rate contracts	—	676,605	—	—

Total	$23,015	$4,079,664	$26,991	$93,605

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A431

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)		Futures Contracts— Short Positions(1)
$205,003,017		$439,276

	Forward Foreign Currency Exchange Contracts—Sold(2)
	$1,119,913

	Credit Default Swap Agreements— Sell Protection(1)
	$21,466,667

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$115,212,843	$(115,212,843)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$—	$(7,179)	$(7,179)	$—	$(7,179)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A432

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $115,212,843:
Unaffiliated investments (cost $2,086,900,898)	$2,274,938,114
Affiliated investments (cost $376,502,413)	376,511,112
Cash	1,177,576
Foreign currency, at value (cost $1,163,285)	1,170,037
Receivable for investments sold	7,746,328
Dividends and interest receivable	5,068,847
Receivable for Portfolio shares sold	1,461,403
Due from broker-variation margin futures	1,143,500
Tax reclaim receivable	1,121,713
Receivable from affiliate	41,947
Due from broker-variation margin swaps	18,259
Prepaid expenses and other assets	6,120

Total Assets	2,670,404,956

LIABILITIES
Payable to broker for collateral for securities on loan	116,988,779
Payable for investments purchased	30,757,017
Management fee payable	749,685
Accrued expenses and other liabilities	569,903
Payable to affiliate	404,399
Distribution fee payable	102,823
Foreign capital gains tax liability accrued	57,050
Payable for Portfolio shares repurchased	14,062
Due to broker-variation margin futures	8,837
Unrealized depreciation on OTC forward foreign currency exchange contracts	7,179
Affiliated transfer agent fee payable	369

Total Liabilities	149,660,103

NET ASSETS	$2,520,744,853

Net assets were comprised of:
Partners Equity	$2,520,744,853

Net asset value and redemption price per share, $2,520,744,853 / 171,247,258 outstanding shares of beneficial interest	$14.72

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,221,983 foreign withholding tax, of which $98,983 is reimbursable by an affiliate)	$20,087,610
Interest income	4,780,776
Affiliated dividend income	2,951,236
Income from securities lending, net (including affiliated income of $192,535)	354,443

Total income	28,174,065

EXPENSES
Management fee	7,789,128
Distribution fee	2,744,578
Custodian and accounting fees	420,652
Trustees’ fees	15,435
Audit fee	13,226
Legal fees and expenses	8,677
Shareholders’ reports	7,742
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	30,472

Total expenses	11,033,386
Less: Fee waiver and/or expense reimbursement	(98,805)

Net expenses	10,934,581

NET INVESTMENT INCOME (LOSS)	17,239,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $12,452) (net of foreign capital gains taxes $60,000)	4,810,986
Futures transactions	20,816,988
Forward currency contract transactions	(16,237)
Swap agreements transactions	355,251
Foreign currency transactions	(25,114)

25,941,874

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $17,046) (net of change in foreign capital gains taxes $(91,330))	253,416,462
Futures	4,079,664
Forward currency contracts	26,991
Swap agreements	93,605
Foreign currencies	2,111

257,618,833

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	283,560,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$300,800,191

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$17,239,484	$21,607,838
Net realized gain (loss) on investment and foreign currency transactions	25,941,874	39,458,791
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	257,618,833	(229,521,473)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	300,800,191	(168,454,844)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [44,679,428 and 55,611,045 shares, respectively]	613,533,086	766,011,854
Portfolio shares repurchased [866,131 and 30,041,465 shares, respectively]	(12,158,056)	(379,279,892)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	601,375,030	386,731,962

CAPITAL CONTRIBUTIONS	2,751	23,284

TOTAL INCREASE (DECREASE)	902,177,972	218,300,402
NET ASSETS:
Beginning of period	1,618,566,881	1,400,266,479

End of period	$2,520,744,853	$1,618,566,881

SEE NOTES TO FINANCIAL STATEMENTS.

A433

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2019 consisted of 85 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 10 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”)	Long-term capital appreciation.	AlphaSimplex Group, LLC /
AQR Capital Management, LLC
/ CoreCommodity Management,
LLC / First Quadrant, L.P. /
Jennison Associates LLC
(“Jennison”) (a wholly-owned
subsidiary of PGIM, Inc.) /
Morgan Stanley Investment
Management, Inc. / Pacific
Investment Management
Company, LLC (“PIMCO”) /
Quantitative Management
Associates LLC (“QMA”)(a
wholly-owned subsidiary of
PGIM, Inc.) / Western Asset
Management Company, LLC /
Western Asset Management
Company Limited

AST AQR Large-Cap Portfolio (“AQR Large-Cap”)	Long-term capital appreciation.	AQR Capital Management, LLC

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA

AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC

AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi-Asset”)	High level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.

AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc.

AST J.P. Morgan Strategic Opportunities Portfolio (“J.P. Morgan Strategic Opportunities”)	Maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.

B1

Portfolio	Objective(s)	Subadviser(s)
AST Legg Mason Diversified Growth Portfolio (“Legg Mason Diversified Growth”)	High risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC / ClearBridge Investments, LLC / QS Investors, LLC /Western Asset Management Company, LLC / Western Asset Management Company Limited

AST MFS Growth Allocation Portfolio (“MFS Growth Allocation”)(formerly AST New Discovery Asset Allocation Portfolio)	Total return.	Massachusetts Financial
Services Company (“MFS”) prior
to April 27, 2019 Affinity
Investment Advisors, LLC /
Boston Advisors, LLC / C.S.
McKee, LP / EARNEST
Partners, LLC / Epoch
Investment Partners, Inc. /
Longfellow Investment
Management Co., LLC /
Parametric Portfolio Associates,
LLC / Thompson, Siegel &
Walmsley, LLC

AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd. / T. Rowe Price International, Ltd., Tokyo Branch / T. Rowe Price Hong Kong Limited

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”), with the exception of Legg Mason Diversified Growth for which PGIM Investments is the sole Investment Manager. Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

B2

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:     Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Trust limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Portfolios’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

B4

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial/Commodity Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

B5

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

B6

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with

B7

the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2019, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

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Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

B9

Master Limited Partnerships (MLPs):    Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential as referenced in Note 3. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2019, the Investment Manager had engaged the firms referenced in Note 1 as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

B10

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Academic Strategies†*(1)	Fund-of-Funds Segments/Sleeves:	0.62%
	0.72% of average daily net assets
	Non Fund-of-Funds
	Segments/Sleeves:
	0.5525% first $ 300 million;
	0.5425% on next $ 200 million;
	0.5325% on next $ 250 million;
	0.5225% on next $2.5 billion;
	0.5125% on next $ 2.75 billion;
	0.4825% on next $ 4 billion;
	0.4625% in excess of $10 billion
AQR Large-Cap	0.5825% first $ 300 million;	0.55%
	0.5725% on next $ 200 million;
	0.5625% on next $ 250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $ 2.75 billion;
	0.5125% on next $ 4 billion;
	0.4925% in excess of $10 billion
Capital Growth Asset Allocation(1)	0.15%	0.15%
ClearBridge Dividend Growth	0.6825% first $ 300 million;	0.65%
	0.6725% on next $ 200 million;
	0.6625% on next $ 250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $ 2.75 billion;
	0.6125% on next $ 4 billion;
	0.5925% in excess of $10 billion
Goldman Sachs Multi-Asset	0.7825% first $ 300 million;	0.62%
	0.7725% on next $ 200 million;
	0.7625% on next $ 250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $ 2.75 billion;
	0.7125% on next $ 4 billion;
	0.6925% in excess of $10 billion
J.P. Morgan Global Thematic**	0.7825% first $ 300 million;	0.76%
	0.7725% on next $ 200 million;
	0.7625% on next $ 250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $ 2.75 billion;
	0.7125% on next $ 4 billion;
	0.6925% in excess of $10 billion
J.P. Morgan Strategic Opportunities	0.8325% first $ 300 million;	0.80%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess $10 billion
Legg Mason Diversified Growth	0.7325% first $ 300 million;	0.65%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $10 billion

B11

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
MFS Growth Allocation	0.6825% first $300 million;	0.66%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $750 million;
	0.6225% on next $2 billion;
	0.5925% on next $4 billion;
	0.5725% in excess of $10 billion
T. Rowe Price Growth Opportunities	0.7325% first $300 million;	0.70%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

Fee Waivers and/or Expense Limitations
Academic Strategies	contractually waive 0.007%
through June 30, 2020
AQR Large-Cap	contractually waive 0.007%
through June 30, 2020
ClearBridge Dividend Growth	contractually waive 0.012%
through June 30, 2020
Goldman Sachs Multi-Asset***	contractually waive 0.135%
through June 30, 2019;
effective July 1, 2019
contractually waive 0.132%
through June 30, 2020
contractually limit expenses to
0.93% through June 30, 2019;
effective July 1, 2019
contractually limit expenses to
0.91% through June 30, 2020
J.P. Morgan Strategic Opportunities	contractually waive 0.011%
through June 30, 2020
Legg Mason Diversified Growth****	contractually limit expenses to
1.07% through June 30, 2020
MFS Growth Allocation	contractually waive 0.013%
through June 30, 2020
T. Rowe Price Growth Opportunities	contractually waive 0.009%
through June 30, 2020

†

For Academic Strategies, the investment management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other Portfolios of the Trust. The investment management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other Portfolios of the Trust. Portfolio assets invested in mutual funds other than the portfolios of the Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves.

*

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current

B12

holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.
**	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.
***

The Investment Manager has agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

****

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the investment management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.

(1)

Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Capital Growth Asset Allocation Portfolio. For assets that are invested in other Portfolios, no 12b-1 fee is charged for the assets of Academic Strategies Asset Allocation Portfolio and the 12b-1 fee is waived for the assets of Goldman Sachs Multi-Asset Portfolio and Legg Mason Diversified Growth Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

B13

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2019, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Academic Strategies Asset Allocation	$4,234
ClearBridge Dividend Growth	3,780
J.P. Morgan Global Thematic	17,576
J.P. Morgan Strategic Opportunities	7,679
Legg Mason Diversified Growth	786
MFS Growth Allocation	1,828

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2019, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

	Purchases	Sales	Realized Gain/(Loss)
Academic Strategies Asset Allocation	$3,661,612	$4,383,967	$579
T. Rowe Price Growth Opportunities	342,912	78,309	(26,955)
MFS Growth Allocation	311,298	372,648	225

B14

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the period ended June 30, 2019.

Portfolio	Capital Contributions
Academic Strategies Asset Allocation	$1,863
Capital Growth Asset Allocation	6,367
ClearBridge Dividend Growth	308
Goldman Sachs Multi-Asset	2,784
J.P. Morgan Global Thematic	872
J.P. Morgan Strategic Opportunities	292
MFS Growth Allocation	275

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust’s due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2018 and for the six months ended June 30, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

During the reporting period and in consultation with the Trust’s independent trustees, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

B15

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been accrued or paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnership for tax purposes.

Portfolio	2019 Withholding Tax
Academic Strategies Asset Allocation	$161,725
ClearBridge Dividend Growth	37,000
Goldman Sachs Multi-Asset	198,674
J.P. Morgan Global Thematic	81,257
J.P. Morgan Strategic Opportunities	49,310
Legg Mason Diversified Growth	32,458
MFS Growth Allocation	50,391
T. Rowe Price Growth Opportunities	98,983

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2019 Payments
Academic Strategies Asset Allocation	$27,534
ClearBridge Dividend Growth	8,496
Goldman Sachs Multi-Asset	179,328
J.P. Morgan Global Thematic	103,128
J.P. Morgan Strategic Opportunities	90,728
Legg Mason Diversified Growth	30,535
MFS Growth Allocation	20,056
T. Rowe Price Growth Opportunities	194,025

The following amounts have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Opportunity Loss
Academic Strategies Asset Allocation	$12,930
ClearBridge Dividend Growth	1,486
Goldman Sachs Multi-Asset	15,974
J.P. Morgan Global Thematic	13,003
J.P. Morgan Strategic Opportunities	27,600
Legg Mason Diversified Growth	322
MFS Growth Allocation	5,292
T. Rowe Price Growth Opportunities	2,751

B16

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Academic Strategies Asset Allocation	$1,759,796,556	$1,498,787,968
AQR Large-Cap	983,470,730	971,889,583
Capital Growth Asset Allocation	1,769,348,803	1,877,710,588
ClearBridge Dividend Growth	173,676,144	172,806,849
Goldman Sachs Multi-Asset	3,227,280,332	2,910,691,002
J.P. Morgan Global Thematic	1,300,667,684	1,266,543,550
J.P. Morgan Strategic Opportunities	830,811,657	758,512,904
Legg Mason Diversified Growth	189,041,459	77,455,185
MFS Growth Allocation	784,910,722	749,544,502
T. Rowe Price Growth Opportunities	958,936,778	494,429,466

B17

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

Academic Strategies Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AQR Emerging Markets Equity Portfolio*
$ 91,527,957	$5,947,000	$—	$8,816,469	$—	$106,291,426	9,331,995	$—

AST Blackrock Low Duration Bond Portfolio*
748,296	—	—	24,897	—	773,193	69,159	—

AST BlackRock/Loomis Sayles Bond Portfolio*
26,390,340	10,686,100	—	2,291,557	—	39,367,997	2,722,545	—

AST ClearBridge Dividend Growth Portfolio*
16,996,699	15,700,000	—	5,109,721	—	37,806,420	1,882,790	—

AST Cohen & Steers Global Realty Portfolio*
244,185,720	3,510,000	42,450,000	21,257,908	12,791,554	239,295,182	17,227,875	—

AST Cohen & Steers Realty Portfolio*
127,510,446	5,585,900	9,500,000	21,152,928	4,565,946	149,315,220	11,277,585	—

AST Goldman Sachs Small-Cap Value Portfolio*
88,426,881	—	34,875,612	(6,730,469)	18,573,001	65,393,801	2,772,098	—

AST Government Money Market Portfolio*
250,773	2,357	—	—	—	253,130	253,130	2,357

AST High Yield Portfolio*
156,942,248	5,920,001	8,100,000	14,317,611	2,560,031	171,639,891	15,703,558	—

AST Hotchkis & Wiley Large-Cap Value Portfolio*
21,422,493	1,656,000	6,294,450	2,224,764	1,886,237	20,895,044	684,410	—

AST International Growth Portfolio*
156,122,416	12,012,000	—	33,710,990	—	201,845,406	10,736,458	—

AST International Value Portfolio*
229,081,326	28,278,000	3,000,000	27,377,322	910,130	282,646,778	14,153,569	—

AST Jennison Large-Cap Growth Portfolio*
4,203,663	3,590,100	—	1,107,978	—	8,901,741	241,240	—

AST Loomis Sayles Large-Cap Growth Portfolio*
9,680,796	3,704,200	—	2,272,261	—	15,657,257	264,794	—

AST MFS Growth Portfolio*
2,215,376	5,334,700	—	1,361,104	—	8,911,180	292,746	—

AST MFS Large-Cap Value Portfolio*
44,039,481	500,000	5,920,910	6,029,485	1,966,922	46,614,978	2,183,371	—

AST Mid-Cap Growth Portfolio*
89,870,473	4,435,000	8,500,000	20,056,507	4,104,601	109,966,581	9,629,298	—

AST Neuberger Berman Long/Short Portfolio*
10,430,000	12,656,000	—	1,193,868	—	24,279,868	2,096,707	—

AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
77,519,509	4,278,000	2,250,000	9,954,237	796,302	90,298,048	2,719,821	—

AST Parametric Emerging Markets Equity Portfolio*
47,632,304	5,699,000	—	4,512,462	—	57,843,766	6,088,817	—

AST PIMCO Dynamic Bond Portfolio*
6,307,557	5,542,800	—	398,990	—	12,249,347	1,227,389	—

B18

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Prudential Core Bond Portfolio*
$ 83,983,983	$17,626,800	$—	$6,459,592	$—	$108,070,375	8,293,966	$—

AST QMA International Core Equity Portfolio*
171,238,409	18,733,000	3,000,000	20,340,796	256,000	207,568,205	17,168,586	—

AST QMA US Equity Alpha Portfolio*
158,084,238	—	3,300,001	18,388,420	1,859,746	175,032,403	5,530,250	—

AST Small-Cap Growth Opportunities Portfolio*
8,165,877	781,000	1,000,000	2,268,671	(119,167)	10,096,381	450,530	—

AST Small-Cap Growth Portfolio*
9,560,096	426,000	2,250,000	2,546,785	(256,432)	10,026,449	193,449	—

AST Small-Cap Value Portfolio*
24,997,578	37,975,612	750,000	4,963,711	353,819	67,540,720	2,496,884	—

AST T. Rowe Price Large-Cap Growth Portfolio*
3,807,240	6,149,700	—	1,115,965	—	11,072,905	260,600	—

AST T. Rowe Price Large-Cap Value Portfolio*
24,472,518	21,320,060	4,415,060	3,682,648	460,555	45,520,721	2,882,883	—

AST T. Rowe Price Natural Resources Portfolio*
18,570,775	2,987,000	2,000,001	2,321,650	116,292	21,995,716	1,007,591	—

AST WEDGE Capital Mid-Cap Value Portfolio*
85,167,037	1,052,000	4,750,001	9,825,832	2,423,807	93,718,675	3,805,062	—

AST Wellington Management Real Total Return Portfolio*
12,152,000	—	12,655,999	1,847,999	(1,344,000)	—	—	—

AST Western Asset Core Plus Bond Portfolio*
68,777,461	11,702,700	—	6,084,933	—	86,565,094	6,393,286	—

PGIM Core Ultra Short Bond Fund*
321,344,751	924,286,580	902,294,522	—	—	343,336,809	343,336,809	4,344,821

PGIM Institutional Money Market Fund*
47,736,496	547,017,492	504,996,089	8,437	19,490	89,785,826	89,758,898	139,832	**

$ 2,489,563,213	$1,725,095,102	$1,562,302,645	$256,296,029	$51,924,834	$2,960,576,533		$4,347,178

AQR Large-Cap

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 107,497,470	$255,163,168	$296,984,431	$—	$—	$65,676,207	65,676,207	$876,495

PGIM Institutional Money Market Fund*
49,927,099	561,785,782	517,004,681	9,928	11,145	94,729,273	94,700,863	54,024	**

$ 157,424,569	$816,948,950	$813,989,112	$9,928	$11,145	$160,405,480		$930,519

B19

Capital Growth Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AB Global Bond Portfolio*
$ 427,775,283	$105,130,001	$67,575,000	$18,292,138	$6,405,669	$490,028,091	42,500,268	$—

AST AQR Emerging Markets Equity Portfolio*
11,581,042	36,944,000	37,535,001	(383,157)	359,813	10,966,697	962,836	—

AST AQR Large Cap Core Portfolio*
1,037,394,462	73,905,000	92,235,000	90,191,967	40,329,561	1,149,585,990	60,600,210	—

AST BlackRock Low Duration Bond Portfolio*
40,920,068	325,000	41,525,785	(950,775)	1,231,492	—	—	—

AST BlackRock/Loomis Sayles Bond Portfolio*
225,191,336	55,660,000	37,570,000	12,093,377	3,204,311	258,579,024	17,882,367	—

AST ClearBridge Dividend Growth Portfolio*
579,649,388	42,195,000	52,710,000	91,643,214	22,496,048	683,273,650	34,027,572	—

AST Goldman Sachs Global Income Portfolio*
211,593,537	49,205,001	43,680,000	11,937,300	3,372,907	232,428,745	20,246,406	—

AST Goldman Sachs Small-Cap Value Portfolio*
104,218,509	21,873,594	—	17,472,112	—	143,564,215	6,085,808	—

AST High Yield Portfolio*
57,053,694	—	49,650,000	(5,799,023)	9,943,568	11,548,239	1,056,564	—

AST Hotchkis & Wiley Large-Cap Value Portfolio*
505,662,609	14,250,000	277,996,934	39,818,568	49,767,076	331,501,319	10,858,216	—

AST International Growth Portfolio*
546,332,031	59,980,000	41,900,000	103,032,449	12,945,676	680,390,156	36,190,966	—

AST International Value Portfolio*
541,151,399	58,680,000	41,900,000	55,771,059	7,319,013	621,021,471	31,097,720	—

AST Jennison Large-Cap Growth Portfolio*
323,670,912	38,635,000	30,245,001	56,338,704	10,638,768	399,038,383	10,814,048	—

AST Loomis Sayles Large-Cap Growth Portfolio*
538,659,159	66,930,000	52,930,000	92,876,141	24,692,782	670,228,082	11,334,823	—

AST MFS Growth Portfolio*
322,419,151	38,635,000	30,245,000	66,109,746	16,857,888	413,776,785	13,593,193	—

AST MFS Large-Cap Value Portfolio*
566,339,348	118,748,256	29,025,000	95,707,004	10,376,837	762,146,445	35,697,726	—

AST Mid-Cap Growth Portfolio*
45,720,793	5,830,000	4,690,000	10,548,043	1,581,237	58,990,073	5,165,505	—

AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
30,520,161	639,000	5,060,001	2,466,206	1,688,139	30,253,505	911,250	—

AST Parametric Emerging Markets Equity Portfolio*
7,202,364	19,909,000	21,830,000	59,233	(324,758)	5,015,839	527,983	—

AST PIMCO Dynamic Bond Portfolio*
72,127,322	18,405,000	12,385,000	3,142,928	(186,584)	81,103,666	8,126,620	—

AST Prudential Core Bond Portfolio*
602,551,584	148,415,001	100,175,001	30,273,835	11,106,605	692,172,024	53,121,414	—

AST QMA International Core Equity Portfolio*
478,286,698	50,600,000	33,860,000	53,104,704	4,044,376	552,175,778	45,672,107	—

AST QMA Large-Cap Portfolio*
1,054,202,258	74,205,000	92,235,000	118,282,879	42,204,289	1,196,659,426	60,103,437	—

B20

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Small-Cap Growth Opportunities Portfolio*
$ 99,008,557	$21,349,000	$17,655,000	$21,678,796	$6,621,162	$131,002,515	5,845,717	$—

AST Small-Cap Growth Portfolio*
106,865,225	21,429,000	17,655,000	22,688,974	8,028,507	141,356,706	2,727,314	—

AST Small-Cap Value Portfolio*
108,467,080	58,937,000	75,433,593	17,634,875	(2,292,265)	107,313,097	3,967,212	—

AST T. Rowe Price Large-Cap Growth Portfolio*
425,798,291	48,365,000	37,810,000	61,155,497	15,419,395	512,928,183	12,071,739	—

AST T. Rowe Price Large-Cap Value Portfolio*
712,763,215	245,104,953	335,234,275	64,817,230	39,323,554	726,774,677	46,027,529	—

AST Templeton Global Bond Portfolio*
891,424	—	—	33,369	—	924,793	79,450	—

AST WEDGE Capital Mid-Cap Value Portfolio*
30,820,744	638,000	5,060,001	2,212,740	2,102,092	30,713,575	1,246,999	—

AST Wellington Management Global Bond Portfolio*
511,684,125	123,685,000	83,855,000	23,620,344	7,300,469	582,434,938	49,866,005	—

AST Western Asset Core Plus Bond Portfolio*
479,358,433	117,507,000	79,745,000	29,623,951	10,067,401	556,811,785	41,123,470	—

AST Western Asset Emerging Markets Debt Portfolio*
8,686,695	33,235,001	28,305,000	587,824	1,470,007	15,674,527	1,321,630	—

PGIM Core Ultra Short Bond Fund*
1,097,443,831	1,471,027,343	987,077,989	—	—	1,581,393,185	1,581,393,185	19,825,073

$11,871,090,660	$3,240,051,150	$2,823,262,796	$1,207,033,027	$366,863,543	$13,861,775,584		$19,825,073

ClearBridge Dividend Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$ 28,507,147	$600,801,553	$519,930,817	$10,402	$8,529	$109,396,814	109,364,006	$88,408	**

Goldman Sachs Multi-Asset

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 278,782,016	$946,104,358	$936,520,244	$—	$—	$288,366,130	288,366,130	$5,603,819

PGIM Institutional Money Market Fund*
35,945,709	159,427,942	151,393,057	6,514	11,741	43,998,849	43,985,653	70,530	**

$ 314,727,725	$1,105,532,300	$1,087,913,301	$6,514	$11,741	$332,364,979		$5,674,349

B21

J.P. Morgan Global Thematic

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 218,404,229	$864,929,139	$675,210,398	$—	$—	$408,122,970	408,122,970	$4,785,007

PGIM Institutional Money Market Fund*
119,909,086	329,149,428	283,948,303	26,185	28,779	165,165,175	165,115,640	275,293	**

$ 338,313,315	$1,194,078,567	$959,158,701	$26,185	$28,779	$573,288,145		$5,060,300

J.P. Morgan Strategic Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 255,409,587	$505,258,809	$487,368,351	$—	$—	$273,300,045	273,300,045	$3,605,107

PGIM Institutional Money Market Fund*
63,473,823	170,730,196	136,161,077	13,990	13,493	98,070,425	98,041,013	162,829	**

$ 318,883,410	$675,989,005	$623,529,428	$13,990	$13,493	$371,370,470		$3,767,936

Legg Mason Diversified Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Western Asset Core Plus Bond Portfolio*
$ 41,635,333	$17,443,000	$—	$4,526,730	$—	$63,605,063	4,697,567	$—

AST Western Asset Emerging Markets Debt Portfolio*
8,293,220	3,356,999	—	1,214,537	—	12,864,756	1,084,718	—

PGIM Core Ultra Short Bond Fund*
45,377,902	194,409,474	228,044,660	—	—	11,742,716	11,742,716	183,853

PGIM Institutional Money Market Fund*
15,376,071	174,454,150	160,586,550	1,256	7,568	29,252,495	29,243,722	41,326	**

$ 110,682,526	$389,663,623	$388,631,210	$5,742,523	$7,568	$117,465,030		$225,179

MFS Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 77,730,043	$354,094,959	$325,213,435	$—	$—	$106,611,567	106,611,567	$1,324,000

PGIM Institutional Money Market Fund*
28,749,875	106,375,358	102,061,830	4,781	7,153	33,075,337	33,065,418	23,855	**

$ 106,479,918	$460,470,317	$427,275,265	$4,781	$7,153	$139,686,904		$1,347,855

B22

T. Rowe Price Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 104,135,605	$531,961,417	$376,806,142	$—	$—	$259,290,880	259,290,880	$2,951,236

PGIM Institutional Money Market Fund*
92,091,725	263,581,613	238,482,604	17,046	12,452	117,220,232	117,185,076	192,535	**

$ 196,227,330	$795,543,030	$615,288,746	$17,046	$12,452	$376,511,112		$3,143,771

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2019. The average balance outstanding is for the number of days the Portfolio utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2019
ClearBridge Dividend Growth	$3,437,857	3.68%	7	$11,158,000	$—

B23

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2019, all Portfolios offer only a single share class to investors.

As of June 30, 2019, all shares of the Portfolios were owned of record by the following affiliates of the Investment Manager: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“SKANDIA LIFE”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios as part of their investments.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares:

Portfolio	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Academic Strategies Asset Allocation	3	100	100
AQR Large-Cap	4	99	99
Capital Growth Asset Allocation	3	100	100
ClearBridge Dividend Growth	4	88	88
Goldman Sachs Multi-Asset	3	100	100
J.P. Morgan Global Thematic	3	100	100
J.P. Morgan Strategic Opportunities	3	99	99
Legg Mason Diversified Growth	2	100	100
MFS Growth Allocation	3	100	100
T. Rowe Price Growth Opportunities	2	100	100

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may

B24

have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Portfolios’ allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Portfolios to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Master Limited Partnership Risk:    The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Portfolios’ investment in MLPs subjects the Portfolios to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios’ scheduled interest or

B25

principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios.

Risks of Investing in Treasury Inflation Protected Securities (TIPS):    The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Portfolios purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Fund hold TIPS, the Portfolios may earn less on the security than on a conventional bond.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolios’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Investment Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Investment Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B26

Financial Highlights

(unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.89		$15.12		$13.43	$12.63		$13.05	$12.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.07		0.03	0.01		(0.01)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.43		(1.30)		1.66	0.79		(0.41)	0.46

Total from investment operations	1.49		(1.23)		1.69	0.80		(0.42)	0.48

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$15.38		$13.89		$15.12	$13.43		$12.63	$13.05

Total Return(f)	10.73	%(g)	(8.13	)%(g)	12.58%	6.33	%(g)	(3.22)%	3.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,610		$3,882		$5,726	$5,438		$5,800	$7,320
Average net assets (in millions)	$4,438		$5,070		$5,635	$5,544		$6,820	$7,745
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement(i)	0.81	%(j)	0.80%		0.80%	0.84%		0.82%	0.83%
Expenses before waivers and/or expense reimbursement(i)	0.82	%(j)	0.81%		0.81%	0.84%		0.82%	0.83%
Net investment income (loss)	0.75	%(j)	0.45%		0.21%	0.05%		(0.04)%	0.09%
Portfolio turnover rate(k)(l)	82%		171%		140%	130%		71%	65%

	AST AQR Large-Cap Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.84		$18.32		$15.00	$13.55		$13.32	$11.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.17		0.21	0.20		0.20	0.17
Net realized and unrealized gain (loss) on investment transactions	2.03		(1.65)		3.11	1.25		0.03	1.38

Total from investment operations	2.13		(1.48)		3.32	1.45		0.23	1.55

Capital Contributions	—		—		—	—	(d)(e)	—	—

Net Asset Value, end of period	$18.97		$16.84		$18.32	$15.00		$13.55	$13.32

Total Return(f)	12.72%		(8.08)%		22.13%	10.70	%(g)	1.73%	13.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,309		$2,086		$2,649	$2,950		$2,912	$2,791
Average net assets (in millions)	$2,311		$2,527		$2,771	$2,854		$2,998	$2,679
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.82	%(j)	0.77%		0.73%	0.66%		0.58%	0.61%
Expenses before waivers and/or expense reimbursement	0.83	%(j)	0.82%		0.82%	0.82%		0.82%	0.83%
Net investment income (loss)	1.07	%(j)	0.92%		1.30%	1.48%		1.46%	1.25%
Portfolio turnover rate(l)	44%		84%		76%	63%		81%	61%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.04% for the period ended June 30, 2019, 0.04%, 0.04%, 0.06%, 0.05% and 0.06% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(j)	Annualized.

(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.80		$18.98		$16.10	$15.07		$14.99	$14.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.02		— (b)	(0.01)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	2.54		(1.20)		2.88	1.04		0.10	1.00

Total from investment operations	2.55		(1.18)		2.88	1.03		0.08	0.98

Capital Contributions.	—	(c)(e)	—		—	—		—	—

Net Asset Value, end of period	$20.35		$17.80		$18.98	$16.10		$15.07	$14.99

Total Return(f)	14.33	%(g)	(6.22)%		17.89%	6.83%		0.53%	7.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,017		$12,090		$14,539	$12,753		$12,583	$13,000
Average net assets (in millions)	$13,548		$14,194		$13,771	$12,302		$13,034	$12,539
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.16	%(i)	0.15%		0.15%	0.16%		0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.16	%(i)	0.16%		0.16%	0.16%		0.16%	0.16%
Net investment income (loss)	0.15	%(i)	0.09%		(0.03)%	(0.09)%		(0.14)%	(0.14)%
Portfolio turnover rate(j)	15%		15%		17%	21%		23%	13%

	AST ClearBridge Dividend Growth Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.79		$17.63		$14.89	$12.96		$13.44	$11.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.26		0.23	0.21		0.22	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.15		(1.10)		2.51	1.72		(0.70)	1.39

Total from investment operations	3.29		(0.84)		2.74	1.93		(0.48)	1.61

Capital Contributions	—	(c)(d)(e)	—	(d)(e)	—	—	(e)(k)	—	—

Net Asset Value, end of period	$20.08		$16.79		$17.63	$14.89		$12.96	$13.44

Total Return(f)	19.59	%(g)	(4.76	)%(g)	18.40%	14.89	%(g)	(3.57)%	13.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,608		$1,337		$1,693	$1,492		$732	$1,555
Average net assets (in millions)	$1,537		$1,564		$1,593	$1,307		$954	$1,457
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.92	%(i)	0.89%		0.84%	0.82%		0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.93	%(i)	0.93%		0.93%	0.93%		0.94%	0.94%
Net investment income (loss)	1.48	%(i)	1.47%		1.40%	1.49%		1.65%	1.69%
Portfolio turnover rate(j)	12%		9%		16%	13%		17%	17%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $(0.005) per share.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Goldman Sachs Multi-Asset Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.17		$14.17		$12.62	$11.99		$12.10	$11.63

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.28		0.20	0.15		0.14	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.18		(1.28)		1.35	0.48		(0.25)	0.33

Total from investment operations	1.34		(1.00)		1.55	0.63		(0.11)	0.47

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$14.51		$13.17		$14.17	$12.62		$11.99	$12.10

Total Return(f)	10.17	%(g)	(7.06	)%(g)	12.28%	5.25	%(g)	(0.91)%	4.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,826		$2,390		$3,244	$2,586		$2,666	$3,000
Average net assets (in millions)	$2,715		$2,996		$3,017	$2,587		$2,906	$2,985
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.92	%(i)	0.93%		0.94%	0.90%		0.84%	0.86%
Expenses before waivers and/or expense reimbursement	1.06	%(i)	1.05%		1.07%	1.09%		1.07%	1.07%
Net investment income (loss)	2.24	%(i)	1.99%		1.45%	1.26%		1.16%	1.17%
Portfolio turnover rate(j)	131%		228%		191%	234%		253%	218%

	AST J.P. Morgan Global Thematic Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.08		$16.28		$13.92	$13.23		$13.37	$12.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.26		0.19	0.18		0.15	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.79		(1.46)		2.17	0.51		(0.29)	0.61

Total from investment operations	1.95		(1.20)		2.36	0.69		(0.14)	0.80

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$17.03		$15.08		$16.28	$13.92		$13.23	$13.37

Total Return(f)	12.93	%(g)	(7.37	)%(g)16.95%		5.22	%(g)	(1.05)%	6.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,218		$2,752		$3,458	$2,978		$2,949	$3,147
Average net assets (in millions)	$3,101		$3,319		$3,231	$2,880		$3,141	$3,060
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.06	%(i)	1.05%		1.05%	1.06%		1.06%	1.06%
Expenses before waivers and/or expense reimbursement	1.06	%(i)	1.05%		1.05%	1.06%		1.06%	1.06%
Net investment income (loss)	1.95	%(i)	1.59%		1.27%	1.38%		1.09%	1.43%
Portfolio turnover rate(j)	50%		71%		58%	87%		56%	59%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST J.P. Morgan Strategic Opportunities Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016		2015		2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.14		$19.12		$17.05	$16.42		$16.45		$15.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.33		0.27	0.24		0.20		0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.63		(1.31)		1.80	0.39		(0.23)		0.64

Total from investment operations	1.83		(0.98)		2.07	0.63		(0.03)		0.85

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—		—

Net Asset Value, end of period	$19.97		$18.14		$19.12	$17.05		$16.42		$16.45

Total Return(f)	10.09	%(g)	(5.13	)%(g)	12.14%	3.84	%(g)	(0.18)%		5.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,297		$2,018		$2,601	$2,514		$2,667		$2,978
Average net assets (in millions)	$2,219		$2,427		$2,578	$2,568		$2,883		$3,005
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.12	%(i)	1.11	%(j)	1.11%	1.15	%(j)	1.21	%(j)	1.22	%(j)
Expenses before waivers and/or expense reimbursement	1.13	%(i)	1.12	%(j)	1.12%	1.16	%(j)	1.22	%(j)	1.22	%(j)
Net investment income (loss)	2.13	%(i)	1.75%		1.49%	1.44%		1.18%		1.34%
Portfolio turnover rate(k)	41%		84%		70%	90%		69%		61%

	AST Legg Mason Diversified Growth Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,					November 24, 2014(l) through December 31, 2014
			2018(a)		2017(a)	2016(a)	2015(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.56		$12.32		$10.75	$9.87	$9.96	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.19		0.16	0.14	0.13	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.09		(0.95)		1.41	0.74	(0.22)	(0.05)

Total from investment operations	1.21		(0.76)		1.57	0.88	(0.09)	(0.04)

Capital Contributions	—	(c)(d)	—	(c)(d)	—	—	—	—

Net Asset Value, end of period	$12.77		$11.56		$12.32	$10.75	$9.87	$9.96

Total Return(f)	10.47	%(g)	(6.17	)%(g)	14.60%	8.92%	(0.90)%	(0.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$500		$357		$333	$187	$84	$10
Average net assets (in millions)	$462		$394		$260	$122	$47	$6
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.94	%(i)	0.95%		0.96%	0.97%	0.97%	0.96	%(i)
Expenses before waivers and/or expense reimbursement	1.05	%(i)	1.07%		1.11%	1.23%	2.01%	9.18	%(i)
Net investment income (loss)	2.00	%(i)	1.57%		1.41%	1.32%	1.31%	1.29	%(i)
Portfolio turnover rate(k)	19%		43%		23%	40%	57%	11%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01%, 0.04%, 0.10% and 0.10% for the years ended December 31, 2018, 2016, 2015 and 2014, respectively.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST MFS Growth Allocation Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.19		$15.47		$13.28	$12.73		$12.89	$12.26

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.22		0.17	0.16		0.14	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.85		(1.50)		2.02	0.38		(0.30)	0.51

Total from investment operations	2.00		(1.28)		2.19	0.54		(0.16)	0.63

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—	—

Net Asset Value, end of period	$16.19		$14.19		$15.47	$13.28		$12.73	$12.89

Total Return(f)	14.09	%(g)	(8.27	)%(g)	16.49%	4.32	%(h)	(1.24)%	5.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$867		$697		$871	$748		$744	$753
Average net assets (in millions)	$810		$854		$812	$717		$764	$715
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.96	%(j)	0.96%		0.97%	0.99%		0.99%	1.00%
Expenses before waivers and/or expense reimbursement	0.97	%(j)	0.97%		0.98%	1.00%		1.00%	1.01%
Net investment income (loss)	1.92	%(j)	1.45%		1.19%	1.29%		1.07%	1.00%
Portfolio turnover rate(k)	115%		54%		58%	97%		86%	105%

	AST T. Rowe Price Growth Opportunities Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,						February 10, 2014(l) through December 31, 2014
			2018(a)		2017(a)	2016(a)		2015(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.70		$13.75		$11.42	$10.83		$10.67	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.17		0.11	0.10		0.08	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.91		(1.22)		2.22	0.49		0.08	0.66

Total from investment operations	2.02		(1.05)		2.33	0.59		0.16	0.67

Capital Contributions	—	(c)(d)	—	(c)(d)	—	—	(d)(e)	—	—

Net Asset Value, end of period	$14.72		$12.70		$13.75	$11.42		$10.83	$10.67

Total Return(f)	15.91	%(g)	(7.64	)%(g)	20.40%	5.45	%(g)	1.50%	6.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,521		$1,619		$1,400	$838		$567	$304
Average net assets (in millions)	$2,214		$1,753		$1,088	$677		$438	$147
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.00	%(j)	1.01%		1.02%	1.07%		1.13%	1.60	%(j)
Expenses before waivers and/or expense reimbursement	1.01	%(j)	1.02%		1.03%	1.07%		1.13%	1.60	%(j)
Net investment income (loss)	1.57	%(j)	1.23%		0.88%	0.94%		0.75%	0.29	%(j)
Portfolio turnover rate(k)	28%		83%		56%	80%		55%	41%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.24%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable1 (collectively, the Manager) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of

[1]	PGIM Investments serves as the sole investment manager for the AST Legg Mason Diversified Growth Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2018, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in 2018.

•

In this regard, the Board considered that, when it evaluated the Portfolio’s performance in the prior year, as of December 31, 2017, the Portfolio had outperformed its Peer Universe median and benchmark index for the one-, three- and five-year periods.

•

The Board also noted information provided by the Manager indicating that the Portfolio’s longer-term performance continued to be strong, with the Portfolio outperforming its benchmark index and the Peer Universe median over the trailing three-, five- and ten-year periods through March 31, 2019.

•	The Board noted that the Manager had contractually agreed to waive 0.007% of its management fee through June 30, 2020.

•

The Board approved the continuation of the existing voluntary management fee waiver, which is based on the aggregate assets of the fund-of-funds sleeve of the Portfolio and the other Portfolios of the Trust managed as a fund-of-funds.

•	The Board approved the continuation of the existing voluntary arrangement whereby the Manager agreed to cap the Portfolio’s acquired fund fees and expenses at 0.685%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AQR Large-Cap Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted information provided by the Manager indicating that the Portfolio’s peer-relative underperformance was almost entirely isolated to 2018, with the Portfolio outperforming the Peer Universe median in each of the prior four calendar years.

•	The Board noted that the Manager had contractually agreed to waive 0.007% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, though it underperformed its benchmark index over the five-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.012% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Multi-Asset Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed over the other periods.

•	The Board noted the Manager’s assertion that the Portfolio’s custom benchmark index represents a better source of comparative performance information for asset allocation funds like the Portfolio.

•	In this regard, the Board considered the Manager’s assertion that while the Portfolio experienced performance challenges in 2018, the Portfolio outperformed its benchmark index in 2016 and 2017.

•

The Board also considered that, when it evaluated the Portfolio’s performance in the prior year, the Portfolio had outperformed its benchmark index for the one-and three-year periods ended December 31, 2017.

•	The Board noted that the Manager had contractually agreed to waive 0.132% of its management fee through June 30, 2020.

•

The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.930% (exclusive of certain fees and expenses) through June 30, 2019. At the Board’s request, however, the Manager agreed to implement a lower expense cap effective July 1, 2019, which would cap the Portfolio’s annual operating expenses at 0.910% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board considered the Manager’s assertion that, after taking into account the lower expense cap, the Portfolio’s actual management fees and total expenses should rank in the third quartile of its Peer Group.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio and consider strategic alternatives if warranted.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management and subadvisory agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board noted that the Manager had voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s acquired fund fees and expenses exceed 0.23% of the Portfolio’s average daily net assets.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-, five- and ten-year periods, though it underperformed its custom benchmark index over the one-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.011% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Legg Mason Diversified Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser and its affiliates.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.07% (exclusive of certain fees and expenses), through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board noted that in April 2019 the Portfolio appointed a new subadviser to replace the Portfolio’s prior subadvisers, and that as a result, the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•

The Board also noted that because of the recent inception date for the new subadviser, it did not evaluate or consider the renewal of the Portfolio’s subadvisory agreement, but would consider the renewal of the subadvisory agreement during 2020.

•	The Board noted that the Manager had contractually agreed to waive 0.013% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.009% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

AST MFS Growth Allocation Portfolio: Approval of New Subadvisory Agreement

Approval of New Subadvisory Agreement

As required by the 1940 Act, the Board of the Trust considered a proposed subadvisory agreement (the New Subadvisory Agreement) among the Manager, and Massachusetts Financial Services Company (MFS), for the AST New Discovery Asset Allocation Portfolio (the NDA Portfolio, now renamed as the AT MFS Growth Allocation Portfolio). The New Subadvisory Agreement relates to the appointment of MFS to replace each of Affinity Investment Advisors, LLC, Boston Advisors, LLC, C.S. McKee, LP, EARNEST Partners, LLC, Epoch Investment Partners, Inc., Longfellow Investment Management Co. LLC, Parametric Portfolio Associates LLC, and Thompson, Siegal & Walmsley LLC (collectively, the Previous Subadvisers) as the new subadviser of the NDA Portfolio. The Board, including all of the trustees who were not a party to the New Subadvisory Agreement, or interested persons of any such party, as defined in the 1940 Act (the Independent Trustees), met on March 13, 2019 (the Board Meeting), and approved the New Subadvisory Agreement for an initial two-year period, after concluding that such approval was in the best interests of the NDA Portfolio and its beneficial shareholders.

In advance of the Board Meeting, the Board requested and received materials relating to the New Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

Before approving the New Subadvisory Agreement, the Board, including all of the Independent Trustees, with advice from independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the NDA Portfolio by MFS; comparable performance information; the fees to be paid by the Manager to MFS; the potential for economies of scale that may be shared with the NDA Portfolio and its shareholders; and other benefits to MFS. In connection with its deliberations, the Board considered information provided by the Manager and MFS at, or in advance of, the Board Meeting. In its deliberations, the Board did not identify any single factor that, alone, was responsible for the Board’s decision to approve the New Subadvisory Agreement.

The Board determined that the overall arrangement between the Manager and MFS was appropriate in light of the services to be performed and the fees to be charged under the New Subadvisory Agreement, and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the New Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the NDA Portfolio by each of the Previous Subadvisers under the old subadvisory agreements, and those that would be provided by MFS under the New Subadvisory Agreement, as proposed. The Board noted that the nature and extent of services provided under the old subadvisory agreements, and those that would be provided under the New Subadvisory Agreement, were generally similar in that each of the Previous Subadvisers and MFS were/are required to provide day-to-day portfolio management services to the NDA Portfolio, and to comply with all NDA Portfolio policies, and applicable rules and regulations.

With respect to quality of services, the Board considered, among other things, the background and experience of the MFS portfolio managers who would be responsible for the NDA Portfolio. The Board was also provided information pertaining to the organizational structure, senior management and investment operations of MFS, among other relevant information. The Board noted that it had also received favorable compliance reports regarding MFS from AST’s Chief Compliance Officer. The Board also noted that MFS provides subadvisory services to other AST portfolios.

The Board concluded that, based on the nature of the proposed services to be rendered, the background information it had reviewed regarding MFS, and its prior experience with MFS with regard to other AST portfolios, it was reasonable to expect that the Board would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the NDA Portfolio by MFS.

Performance

The Board received and considered information regarding the investment performance of certain multi-asset funds managed by MFS, and hypothetical performance using a combination of MFS performance of investment strategies similar to the investment strategies to be used by MFS for the NDA Portfolio, as well as a comparison of such performance information against a relevant benchmark index. The Board concluded that it was satisfied with the performance record of MFS.

Subadvisory Fee Rates

The Board considered the proposed contractual and effective subadvisory fee rate payable from the Manager to MFS under the New Subadvisory Agreement. The Board considered that, based on the net assets of the NDA Portfolio as of January 31, 2019, the effective subadvisory fee rate to be paid to MFS under the New Subadvisory Agreement was higher than the effective subadvisory fee rate collectively paid to the Previous Subadvisers under the old subadvisory agreements. The Board considered that subadvisory fees are paid by the Manager to subadvisers, and that, as a result, any change in the subadvisory fee rate would not change the investment management fee paid by the NDA Portfolio or its shareholders. Instead, an increase in the effective subadvisory fee rate for the NDA Portfolio would decrease the net investment management fee retained by the Manager. The Board noted that it would review the management fee paid to the Manager by the NDA Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee rate was reasonable.

Profitability

Because the engagement of MFS with respect to the NDA Portfolio is new, the Board noted that there was no historical profitability information with respect to the proposed subadvisory arrangement for the NDA Portfolio. The Board noted that, since MFS is not affiliated with the Manager, the revenues derived by MFS under the New Subadvisory Agreement would not be included in any future profitability calculations of the Manager, and concluded that the level of profitability of a subadviser not affiliated with the Manager, such as MFS, may not be as significant as the Manager’s profitability, given the arm’s-length nature of the process by which subadvisory fee rates are negotiated between the Manager and unaffiliated subadvisers, as well as the fact that the Manager compensates subadvisers from its management fees.

The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedules for the NDA Portfolio under the New Subadvisory Agreement contained breakpoints that reduce the fee rates on assets above specified levels. The Board noted that it would consider economies of scale in connection with future annual reviews of the New Subadvisory Agreement.

Other Benefits to MFS

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by MFS, and its affiliates, in connection with the NDA Portfolio. The Board concluded that any potential benefits to be derived by MFS were consistent with those generally derived by other subadvisers to other AST portfolios. The Board also concluded that any potential benefits to be derived by MFS were similar to the benefits derived by MFS in connection with its management of other AST portfolios, which are reviewed on an annual basis, and which were considered at the June 2018 Board meeting in connection with the renewal of the advisory agreements for the other AST portfolios for which MFS provides subadvisory services.

The Board also concluded that any potential benefits to be derived by MFS included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of the New Subadvisory Agreement.

***

After full consideration of these factors, the Board concluded that approving the New Subadvisory Agreement was in the best interests of the NDA Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

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The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

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AST-SAR-D

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2019

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Multi-Sector Fixed Income Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2019

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2019

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2019

AST Multi-Sector Fixed Income
Credit Quality	(% of Net Assets	)
AAA	11.5%
AA	5.3%
A	24.3%
BBB	55.6%
BB	2.7%
B	0.0%
NR	0.1%
Cash & Equivalents	0.5%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolio		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Multi-Sector Fixed Income Portfolio	Actual	$1,000.00	$1,126.20	0.74%	$3.90
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.4%

ASSET-BACKED SECURITIES — 1.0%
Collateralized Loan Obligations
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940%
3.537%(c)	07/15/31	50,000	$49,904,355
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%
3.347%(c)	04/15/29	20,000	19,766,492
Octagon Investment Partners 44 Ltd. (Cayman Islands),
Series 2019-01A, Class A
—(p)	07/20/32	40,000	40,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280%
3.724%(c)	07/20/29	30,000	30,001,272

TOTAL ASSET-BACKED SECURITIES (cost $139,548,672)			139,672,119

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	14,447,949
BENCHMARK Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	14,561,318
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	27,531,250
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,732	3,908,765
Series 2014-GC23, Class A3
3.356%	07/10/47	18,700	19,464,311
Series 2015-GC29, Class A3
2.935%	04/10/48	15,000	15,434,358
Series 2015-GC31, Class A3
3.497%	06/10/48	15,000	15,793,734
Series 2015-GC33, Class A3
3.515%	09/10/58	20,000	21,061,064
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	20,449,666
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	17,481,716
Series 2016-GC37, Class A3
3.050%	04/10/49	19,800	20,391,974
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	35,135,016
Series 2016-P06, Class A4
3.458%	12/10/49	5,500	5,813,260
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	21,062,912
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	18,216,027
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	8,000	8,470,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-CR18, Class A4
3.550%	07/15/47	10,000	$10,453,908
Series 2014-CR20, Class A3
3.326%	11/10/47	23,000	23,978,905
Series 2014-UBS04, Class A4
3.420%	08/10/47	20,000	20,914,184
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,000	2,089,205
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	15,450,087
Series 2015-CR26, Class A3
3.359%	10/10/48	17,000	17,763,553
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	10,255,998
Series 2015-LC21, Class A3
3.445%	07/10/48	17,000	17,871,631
Series 2015-PC01, Class A4
3.620%	07/10/50	13,500	14,246,056
Series 2016-COR01, Class A3
2.826%	10/10/49	25,000	25,283,895
Series 2016-DC02, Class A4
3.497%	02/10/49	18,000	18,939,532
Series 2017-COR02, Class A2
3.239%	09/10/50	45,000	46,647,963
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.446%	08/15/48	19,000	19,841,922
Series 2015-C04, Class A3
3.544%	11/15/48	29,500	31,016,250
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	16,075,871
DBJPM Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	10,000	10,285,683
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	15,035,244
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	47,349,684
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	15,000	15,683,928
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	20,290,594
Series 2016-GS03, Class A3
2.592%	10/10/49	25,000	25,064,083
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,677	3,882,594
Series 2014-C22, Class A3A1
3.538%	09/15/47	15,000	15,701,768
Series 2015-C30, Class A4
3.551%	07/15/48	18,000	18,961,916
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	54,667,499

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	10	$10,242
Series 2013-LC11, Class A4
2.694%	04/15/46	906	920,107
Series 2016-JP02, Class A3
2.559%	08/15/49	17,500	17,476,639
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	22,000	23,091,633
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,000	9,946,732
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	10,344,165
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	27,383,390
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	15,000	15,695,405
Series 2015-C29, Class A3
3.368%	06/15/48	13,200	13,791,034
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,346,566
Series 2016-C35, Class A3
2.674%	07/15/48	25,000	25,090,310
Series 2016-LC24, Class A3
2.684%	10/15/49	35,000	35,098,728
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	20,017,040
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	15,650,429
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	30,697,538
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	35,472,899

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,059,834,561)			1,093,008,193

CORPORATE BONDS — 87.4%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	12,695	13,237,089
3.900%	05/01/49	17,990	18,802,422
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	5,675	5,921,372
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	6,183	6,581,161
4.090%	09/15/52	5,135	5,713,259

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43		500	$578,052
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26		2,000	2,555,560
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45		1,150	1,235,311
4.500%	06/01/42		12,075	13,661,026
6.050%	06/01/36		5,000	6,411,094
6.125%	07/15/38		5,804	7,697,549

				82,393,895

Agriculture — 1.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		8,580	8,670,631
4.800%	02/14/29		12,500	13,447,392
9.950%	11/10/38		501	766,387
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.750%	09/15/47		10,450	10,803,742
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		30,093	30,290,629
4.390%	08/15/37	(a)	39,700	37,620,041
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		9,900	9,926,747
3.500%	02/11/23		15,483	15,770,445
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/41		1,628	1,713,968
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		7,837	8,310,355
5.700%	08/15/35		2,240	2,457,798
5.850%	08/15/45		6,490	6,989,797
6.875%	05/01/20		8,000	8,279,365
7.000%	08/04/41		3,275	3,839,473
8.125%	05/01/40		650	844,811

				159,731,581

Airlines — 1.0%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		3,550	3,697,253
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		6,303	6,609,211
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		9,766	9,927,951
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		3,629	3,747,315

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (continued)
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates, Series AA
3.575%	07/15/29		4,747	$4,921,555
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		300	318,129
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		428	470,665
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.600%	12/04/20		7,800	7,793,206
3.625%	03/15/22		68,197	69,360,956
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates, Series 2007-1
7.027%	05/01/21		1,774	1,798,602
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		2,585	2,748,779
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	(a)	1,338	1,404,703
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		4,408	4,576,756
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		21,176	20,968,735
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		206	217,141

				138,560,957

Auto Manufacturers — 2.0%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22		1,300	1,306,998
2.875%	03/10/21		3,500	3,517,344
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	1,252,253
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		6,670	5,821,184
6.375%	02/01/29		2,870	3,109,134
7.450%	07/16/31		9,116	10,781,500
7.750%	06/15/43		1,510	1,803,890
8.900%	01/15/32		891	1,126,235
9.980%	02/15/47		5,300	7,559,799
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22		7,350	7,352,754
3.339%	03/28/22		20,000	20,078,425
3.813%	10/12/21		1,835	1,862,601
3.815%	11/02/27	(a)	1,610	1,539,236
4.687%	06/09/25		34,740	35,674,044
5.085%	01/07/21		4,900	5,049,197

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25			440	$447,988
5.000%	04/01/35			3,785	3,717,950
6.250%	10/02/43			36,675	39,040,926
6.600%	04/01/36			4,580	5,070,079
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20			7,200	7,214,112
3.200%	07/06/21			8,500	8,574,631
3.450%	01/14/22			11,580	11,745,388
3.700%	11/24/20			7,450	7,546,271
3.950%	04/13/24			3,525	3,601,356
4.000%	01/15/25			372	377,591
4.000%	10/06/26			6,525	6,579,560
4.350%	01/17/27			4,835	4,925,085
5.250%	03/01/26			11,130	11,938,827
Sr. Unsec’d. Notes
3.550%	07/08/22			23,300	23,716,945
4.200%	11/06/21			20,500	21,108,574
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.875%	11/13/20			6,225	6,357,272
4.000%	11/12/21	(a)		3,860	3,984,044
Volkswagen International Finance NV (Germany),
Gtd. Notes
1.875%	03/30/27		EUR	15,000	17,682,817

					291,464,010

Auto Parts & Equipment — 0.2%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24			7,000	7,368,230
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.000%	04/29/20			7,216	7,252,615
4.500%	04/29/22	(a)		7,747	7,894,942

					22,515,787

Banks — 9.8%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23			6,600	6,694,875
3.500%	04/11/22			5,000	5,129,236
3.800%	02/23/28			4,400	4,494,839
4.379%	04/12/28			8,200	8,726,552
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)(a)		6,300	6,804,000
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)		3,075	3,432,623
Jr. Sub. Notes, Series FF
5.875%(ff)	—	(rr)(a)		3,315	3,460,197
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)		22,000	22,137,500
Jr. Sub. Notes, Series X
6.250%(ff)	—	(rr)		5,075	5,529,060

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Jr. Sub. Notes, Series Z
6.500%(ff)	—	(rr)	2,000	$2,205,000
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		24,217	24,919,196
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28		64,725	68,514,537
4.271%(ff)	07/23/29	(a)	3,600	3,931,906
4.330%(ff)	03/15/50		9,730	10,847,458
4.443%(ff)	01/20/48	(a)	4,225	4,798,523
5.000%	01/21/44		30,900	37,664,161
Sub. Notes
6.110%	01/29/37		1,000	1,275,355
Sub. Notes, MTN
4.000%	01/22/25		12,425	13,068,700
4.450%	03/03/26		33,340	35,961,956
Sub. Notes, Series L, MTN
3.950%	04/21/25		10,185	10,679,705
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	—	(rr)	11,245	11,196,759
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		775	778,906
3.932%(ff)	05/07/25		15,200	15,469,614
4.337%	01/10/28	(a)	6,400	6,553,803
4.375%	01/12/26		16,550	17,127,090
4.610%(ff)	02/15/23		30,520	31,578,393
4.950%	01/10/47		2,755	2,915,674
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		4,725	5,039,600
Sub. Notes
5.200%	05/12/26	(a)	5,100	5,347,711
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		9,700	10,509,235
5.198%(ff)	01/10/30	(a)	11,490	13,159,254
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28		4,000	4,074,592
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)	7,500	7,706,250
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)	3,960	4,349,228
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28		34,800	36,317,696
3.700%	01/12/26		1,800	1,894,859
3.887%(ff)	01/10/28		385	407,317
4.650%	07/23/48		9,600	11,169,721
5.875%	01/30/42		8,365	11,044,643
6.875%	02/15/98		2,825	3,789,781
8.125%	07/15/39		2,000	3,199,231
Sub. Notes
4.400%	06/10/25		5,400	5,763,125
4.450%	09/29/27		6,760	7,283,256
4.600%	03/09/26		425	459,833
4.750%	05/18/46		17,515	19,810,572
5.500%	09/13/25		6,146	6,961,525

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,000	$1,053,363
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23		10,000	10,085,121
3.869%(ff)	01/12/29		12,455	12,839,906
4.207%(ff)	06/12/24		4,560	4,784,867
4.282%	01/09/28		7,135	7,532,315
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		1,665	1,738,909
3.800%	06/09/23		16,907	17,533,773
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
5.000%	01/12/22		6,353	6,645,539
5.375%	01/12/24		14,400	15,564,497
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21	(a)	11,390	11,304,100
3.950%	02/27/23		1,500	1,505,047
4.250%	02/04/21		29,170	29,427,738
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		40,200	41,438,776
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	(a)	2,205	2,243,286
4.200%	08/08/23		725	769,373
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%
6.429%(c)	—	(rr)	3,325	3,321,010
Jr. Sub. Notes, Series M
5.375%(ff)	—	(rr)	8,100	8,110,125
Jr. Sub. Notes, Series O
5.300%(ff)	—	(rr)(a)	5,250	5,479,688
Sr. Unsec’d. Notes
3.500%	01/23/25		10,540	10,904,277
3.500%	11/16/26		9,640	9,877,842
3.625%	02/20/24		180	187,801
3.750%	05/22/25		2,700	2,824,132
3.750%	02/25/26		1,500	1,565,725
3.850%	01/26/27		42,400	44,316,294
4.223%(ff)	05/01/29	(a)	14,845	15,921,387
5.750%	01/24/22		700	756,549
Sub. Notes
5.150%	05/22/45		8,275	9,471,216
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	(a)	5,000	5,278,494
4.250%	08/18/25		1,560	1,642,484
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27		6,800	7,150,179
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	—	(rr)(a)	23,500	22,765,625

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.053%(c)	—	(rr)	3,156	$3,154,296
Jr. Sub. Notes, Series Q
5.150%(ff)	—	(rr)	1,800	1,824,750
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.639%(c)	—	(rr)	7,000	6,977,600
Jr. Sub. Notes, Series X
6.100%(ff)	—	(rr)	6,000	6,463,920
Jr. Sub. Notes, Series Z
5.300%(ff)	—	(rr)	6,990	7,070,874
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		5,000	5,300,551
3.882%(ff)	07/24/38	(a)	45,267	47,450,003
3.897%(ff)	01/23/49		3,000	3,144,886
3.964%(ff)	11/15/48		57,900	61,431,357
4.005%(ff)	04/23/29	(a)	11,035	11,903,738
4.032%(ff)	07/24/48		3,525	3,779,728
4.260%(ff)	02/22/48		34,470	37,988,824
4.452%(ff)	12/05/29		1,500	1,672,556
5.400%	01/06/42		250	318,195
5.600%	07/15/41		1,100	1,428,456
Sub. Notes
4.125%	12/15/26		9,450	10,107,360
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27		10,000	10,181,550
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	—	(rr)	3,675	3,665,813
Jr. Sub. Notes, Series J
5.550%(ff)	—	(rr)	5,215	5,272,365
Sr. Unsec’d. Notes
4.375%	01/22/47		3,800	4,229,777
4.457%(ff)	04/22/39		8,035	8,851,314
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24		3,760	3,966,909
3.772%(ff)	01/24/29	(a)	5,350	5,612,904
3.875%	01/27/26		589	626,114
4.000%	07/23/25	(a)	12,793	13,702,646
4.431%(ff)	01/23/30		27,100	29,979,638
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38		17,130	17,946,417
6.375%	07/24/42		5,875	8,200,920
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24		1,190	1,261,227
Sub. Notes, GMTN
4.350%	09/08/26		420	450,377
Sub. Notes, MTN
4.100%	05/22/23		60	63,160
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22		13,300	13,590,561
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23		4,535	4,720,464
Sub. Notes, 144A
4.250%	09/21/22		2,000	2,083,760

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24		510	$530,732
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		5,900	6,053,697
4.269%(ff)	03/22/25		22,710	23,486,479
4.445%(ff)	05/08/30		36,100	37,367,915
5.076%(ff)	01/27/30		13,450	14,592,384
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.450%	12/03/21		17,100	17,787,002
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		450	478,125
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.785%(ff)	05/21/25		7,800	7,963,209
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—	(rr)	5,005	5,134,079
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		15,000	15,131,132
3.491%	05/23/23	(a)	18,640	19,109,297
4.125%	09/24/25		3,999	4,268,002
4.253%	03/23/28		15,000	16,167,849
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22		14,525	15,440,910
Wells Fargo & Co.,
Sub. Notes, GMTN
4.900%	11/17/45		8,905	10,342,235
Sub. Notes, MTN
4.650%	11/04/44		3,135	3,488,881
4.750%	12/07/46		13,680	15,593,517

				1,395,580,940

Beverages — 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		23,680	25,976,256
4.900%	02/01/46		3,890	4,331,249
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43		13,125	12,789,315
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42		5,770	5,499,202
4.000%	04/13/28		8,950	9,666,455
4.375%	04/15/38		32,950	34,782,450
4.439%	10/06/48		15,865	16,580,423
4.600%	04/15/48		5,245	5,613,970
4.750%	01/23/29		8,090	9,183,818
5.450%	01/23/39		6,345	7,550,962

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (continued)
5.550%	01/23/49	(a)	8,045	$9,859,211
5.800%	01/23/59		5,235	6,561,703
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25		21,850	23,228,039
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43		2,400	2,873,808
Constellation Brands, Inc.,
Gtd. Notes
4.100%	02/15/48		4,600	4,543,634
4.250%	05/01/23		5,824	6,196,888
5.250%	11/15/48		22,529	26,097,198
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23		10,380	10,897,723
4.500%	11/15/45		17,400	17,648,551
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46		6,706	8,023,365
4.600%	07/17/45		12,645	15,238,732

				263,142,952

Biotechnology — 1.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26		800	787,652
3.625%	05/22/24	(a)	4,830	5,073,301
4.400%	05/01/45		13,943	14,811,976
4.663%	06/15/51		21,773	23,778,046
4.950%	10/01/41		2,270	2,563,221
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45		1,456	1,751,223
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45		17,708	19,889,111
Celgene Corp.,
Sr. Unsec’d. Notes
4.350%	11/15/47	(a)	22,307	24,624,314
4.550%	02/20/48	(a)	38,305	43,897,883
4.625%	05/15/44		6,837	7,794,490
5.000%	08/15/45		2,030	2,409,166
5.250%	08/15/43		21,964	26,354,775
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25		1,177	1,235,026
3.650%	03/01/26	(a)	12,295	12,980,388
4.500%	02/01/45		9,770	10,661,817
4.750%	03/01/46		6,095	6,934,482
4.800%	04/01/44		10,125	11,504,046

				217,050,917

Building Materials — 1.0%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25		6,850	7,207,488

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (continued)
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		2,900	$2,885,500
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.500%	02/15/47		1,684	1,710,415
4.625%	07/02/44		5,204	5,365,946
4.950%	07/02/64		7,116	6,989,685
5.125%	09/14/45		1,158	1,264,912
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26		1,500	1,850,282
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		1,125	1,194,241
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47		8,500	8,045,882
Owens Corning,
Sr. Unsec’d. Notes
4.200%	12/15/22		1,626	1,692,242
4.200%	12/01/24		4,868	5,057,996
4.300%	07/15/47		33,700	28,439,123
4.400%	01/30/48		12,540	10,638,036
7.000%	12/01/36		8,988	10,664,651
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		6,150	6,365,250
6.000%	10/15/25		7,400	7,853,250
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		27,878	26,859,478
4.700%	03/01/48		4,700	4,607,811

				138,692,188

Chemicals — 3.3%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24		16,129	17,045,048
Ashland LLC,
Gtd. Notes
4.750%	08/15/22		6,031	6,302,395
Celanese US Holdings LLC,
Gtd. Notes
3.500%	05/08/24	(a)	15,095	15,495,441
4.625%	11/15/22		16,313	17,280,479
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		7,248	6,486,960
5.150%	03/15/34		7,835	7,658,712
5.375%	03/15/44		14,350	13,457,430
Sr. Sec’d. Notes, 144A
4.500%	12/01/26		16,644	17,305,873
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34		6,094	6,331,146
4.375%	11/15/42		26,717	27,022,164

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
5.250%	11/15/41		2,271	$2,487,427
7.375%	11/01/29		17,388	22,936,858
9.400%	05/15/39	(a)	800	1,270,077
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26	(a)	8,980	9,312,159
5.550%	11/30/48	(a)	52,861	62,911,035
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		8,500	8,890,235
4.500%	12/01/28		3,392	3,673,171
4.650%	10/15/44		16,146	16,706,779
4.800%	09/01/42		4,057	4,287,393
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		333	422,238
INVISTA Finance LLC,
Sr. Sec’d. Notes, 144A
4.250%	10/15/19		9,400	9,453,633
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23		3,750	3,946,808
4.875%	03/15/44		2,217	2,363,961
5.250%	07/15/43		18,305	20,367,488
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		13,754	13,905,747
6.000%	11/15/21		5,450	5,843,617
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
3.250%	12/15/19		5,300	5,305,585
5.250%	03/01/22		11,100	11,564,019
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48		2,445	2,430,330
5.875%	09/17/44		2,100	2,194,500
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		13,860	15,251,177
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.000%	04/01/25		800	805,017
3.150%	10/01/22		11,330	11,519,153
3.625%	03/15/24		6,045	6,270,904
4.125%	03/15/35		7,241	7,185,374
4.200%	04/01/29		1,035	1,119,176
4.900%	06/01/43		1,200	1,306,184
5.000%	04/01/49		5,145	5,827,559
5.250%	01/15/45		2,490	2,758,107
6.125%	01/15/41		8,436	10,326,224
7.125%	05/23/36		19,134	24,693,424
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		5,761	5,920,395
Syngenta Finance NV (Switzerland),
Gtd. Notes
4.375%	03/28/42		4,440	3,761,373

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Gtd. Notes, 144A
5.182%	04/24/28		2,480	$2,579,954
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		500	682,619
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21		1,400	1,452,500
Yara International ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		19,450	20,967,399

				467,085,247

Commercial Services — 1.5%
Block Financial LLC,
Gtd. Notes
4.125%	10/01/20		7,100	7,220,012
Board of Trustees of The Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		12,125	13,170,848
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27		6,095	6,489,785
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/14		2,875	3,484,495
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22		13,000	13,350,018
3.300%	12/01/26		4,800	4,864,253
4.200%	11/01/46		32,800	33,404,283
4.500%	02/15/45		8,460	8,937,053
5.625%	03/15/42		1,000	1,208,500
6.700%	06/01/34		1,000	1,335,437
7.000%	10/15/37		3,623	4,948,491
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/18		2,980	3,730,432
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/16		370	395,297
4.678%	07/01/14		12,715	16,081,557
5.600%	07/01/11		160	241,464
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	2,025	2,019,937
Northwestern University,
Unsec’d. Notes
3.662%	12/01/57		17,608	19,141,778
4.198%	12/01/47		1,335	1,533,134
4.643%	12/01/44		2,800	3,400,342
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43		2,150	2,379,680
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40		960	1,202,432

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Unsec’d. Notes
5.625%	10/01/38		17,500	$23,421,542
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23		3,425	3,535,218
3.800%	04/01/21		3,280	3,340,687
4.000%	06/01/23		6,920	7,224,832
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48		4,695	5,276,901
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/12		6,976	8,701,248
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)	5,000	5,206,250
5.875%	09/15/26		4,000	4,260,000
University of Notre Dame du Lac,
Unsec’d. Notes
3.394%	02/15/48		6,475	6,650,827

				216,156,733

Computers — 1.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.250%	02/23/26		16,175	16,899,948
3.450%	02/09/45		25,666	25,575,552
3.750%	09/12/47		6,960	7,293,439
3.750%	11/13/47		6,170	6,482,322
3.850%	05/04/43		9,378	9,939,495
3.850%	08/04/46		10,700	11,374,975
4.250%	02/09/47		2,945	3,310,687
4.650%	02/23/46	(a)	33,995	40,320,952
DXC Technology Co.,
Sr. Unsec’d. Notes
4.250%	04/15/24		5,000	5,239,245
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.500%	01/27/22		915	921,015
2.850%	05/13/22		25,000	25,426,120
NCR Corp.,
Gtd. Notes
6.375%	12/15/23	(a)	500	515,625

				153,299,375

Distribution/Wholesale — 0.0%
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/47		4,480	4,707,300

Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		10,000	10,314,243
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		48,286	47,791,391

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43		3,500	$3,740,711
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		6,550	7,110,938
Legg Mason, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/44		6,600	7,191,120
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20		3,250	3,363,750
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		1,385	1,441,402

				80,953,555

Electric — 11.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22		5,600	5,618,749
3.800%	10/01/47		3,250	3,290,857
3.950%	06/01/28		6,240	6,669,527
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25		7,145	7,472,550
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49		3,465	3,749,352
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26		2,080	2,113,442
3.750%	12/01/47		10,015	10,286,923
3.800%	06/15/49		10,675	11,018,768
4.000%	12/01/46		5,000	5,231,577
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		750	763,155
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44		4,500	4,854,245
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47		12,200	12,597,427
4.500%	03/15/49		8,795	10,241,132
Sr. Sec’d. Notes
4.150%	03/15/46		7,760	8,464,371
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45		6,600	7,238,084
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.700%	01/15/44		2,550	2,837,996
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24		11,020	11,236,257
3.800%	06/01/29	(a)	9,750	10,203,671

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Avista Corp.,
First Mortgage
4.350%	06/01/48		11,005	$12,116,992
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23		325	336,499
3.750%	08/15/47		20,800	21,244,640
4.250%	09/15/48		14,575	16,158,811
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.250%	04/15/28		5,100	5,268,481
3.800%	07/15/48		7,145	7,306,878
4.450%	01/15/49	(a)	30,200	34,085,393
4.500%	02/01/45		8,150	9,182,488
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44		16,000	18,392,798
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28		3,645	3,937,856
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30		9,675	10,653,029
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24		9,250	9,688,822
4.875%	03/01/44		4,495	5,163,815
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46		18,950	19,253,771
3.700%	03/01/45		6,751	6,865,636
3.750%	08/15/47		7,610	7,886,832
3.800%	10/01/42		1,465	1,513,262
4.000%	03/01/48		7,045	7,644,532
4.350%	11/15/45		4,655	5,278,248
4.600%	08/15/43		2,000	2,307,026
4.700%	01/15/44		925	1,083,355
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		925	952,338
3.950%	03/01/43		4,905	5,084,974
4.450%	03/15/44		8,000	8,811,905
4.500%	05/15/58		20,000	22,305,466
5.700%	06/15/40		2,120	2,666,334
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		1,785	1,920,927
Consumers Energy Co.,
First Mortgage
3.250%	08/15/46		5,075	4,854,443
4.350%	08/31/64		6,520	7,247,313
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41		3,000	3,710,114
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		6,160	6,700,185
4.700%	12/01/44		1,625	1,809,708

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	3,800	$4,206,809
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	8,810	9,929,529
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	18,309,467
3.700%	06/01/46	1,305	1,352,778
3.750%	08/15/47	7,040	7,366,846
3.950%	06/15/42	5,800	6,049,885
4.300%	07/01/44	5,625	6,304,946
General Ref. Mortgage, Series A
4.000%	04/01/43	525	565,049
4.050%	05/15/48	6,850	7,577,705
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	5,835	6,088,652
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23	5,000	5,235,289
Duke Energy Carolinas LLC,
First Mortgage
3.950%	03/15/48	11,280	11,899,716
4.250%	12/15/41	12,900	14,177,438
6.050%	04/15/38	2,505	3,347,116
First Ref. Mortgage
2.950%	12/01/26	14,955	15,275,165
3.750%	06/01/45	10,410	10,699,265
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	3,740	3,646,345
3.950%	08/15/47	3,955	3,998,882
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	8,084,128
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	400	472,424
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,580,096
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	20,617,824
4.100%	03/15/43	1,200	1,286,046
4.150%	12/01/44	4,802	5,197,650
5.700%	04/01/35	500	613,334
6.125%	09/15/33	4,400	5,635,527
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	5,224,908
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	1,000	1,106,586
5.000%	09/21/48	10,000	11,387,501
6.000%	01/22/14	1,300	1,506,980

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46		20,050	$21,718,646
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		25,552	25,190,188
3.625%	05/25/27	(a)	9,825	9,869,840
4.250%	09/14/23		14,820	15,562,929
4.625%	09/14/25	(a)	11,795	12,661,578
4.875%	06/14/29		1,845	2,025,165
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48		21,560	23,847,393
4.200%	04/01/50		15,580	17,294,265
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49		3,195	3,339,878
Entergy Texas, Inc.,
First Mortgage
4.500%	03/30/39		15,760	17,575,859
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28		4,660	4,755,645
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	(a)	5,390	5,735,932
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	(a)	7,902	8,802,995
5.750%	10/01/41		10,000	11,091,115
6.250%	10/01/39		10,000	11,825,247
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47		12,250	13,925,323
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		15,283	18,158,131
Florida Power & Light Co.,
First Mortgage
3.250%	06/01/24		3,575	3,743,933
3.700%	12/01/47		3,870	4,034,112
3.950%	03/01/48		16,395	17,943,181
3.990%	03/01/49		19,700	21,605,759
4.050%	10/01/44		7,550	8,274,515
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26		4,737	4,702,147
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	(a)	2,803	2,970,886
Idaho Power Co.,
First Mortgage
4.200%	03/01/48		6,300	6,714,320
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46		7,235	8,134,998

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45		13,200	$14,884,617
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43		675	743,212
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26		10,295	10,462,102
5.300%	07/01/43		1,000	1,198,681
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		1,000	1,087,265
Kansas City Power & Light Co.,
Mortgage
4.200%	03/15/48		5,330	5,836,710
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44		2,000	2,200,722
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		960	1,085,082
4.650%	11/15/43		675	768,311
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45		9,500	10,622,326
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25		10,000	10,477,354
4.300%	01/15/29		6,315	6,884,438
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29		12,000	12,946,325
3.650%	08/01/48		22,370	23,087,894
4.250%	07/15/49		10,200	11,611,760
4.400%	10/15/44		16,080	18,307,795
4.800%	09/15/43		2,900	3,402,825
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		2,575	2,747,509
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29		8,350	8,921,043
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47		7,320	7,412,530
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		8,110	8,291,442
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.150%	04/01/24	(a)	8,075	8,301,906
3.625%	06/15/23	(a)	1,325	1,377,329

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Northern States Power Co.,
First Mortgage
3.400%	08/15/42	(a)	8,450	$8,354,298
3.600%	05/15/46		17,056	17,463,364
3.600%	09/15/47		11,350	11,576,618
4.000%	08/15/45		4,830	5,145,552
4.125%	05/15/44		8,520	9,275,338
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		2,000	2,172,500
7.250%	05/15/26		6,200	6,827,750
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38		2,722	4,228,764
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
3.800%	08/15/28		10,670	11,227,747
4.000%	12/15/44		9,000	9,397,277
4.150%	04/01/47		3,655	3,856,312
4.550%	03/15/44		1,325	1,466,197
PacifiCorp,
First Mortgage
4.150%	02/15/50	(a)	26,800	29,852,807
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		3,840	3,936,335
3.900%	03/01/48		9,385	9,886,144
First Ref. Mortgage
4.800%	10/15/43		1,575	1,826,420
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		6,010	6,016,793
3.600%	06/01/29		10,000	10,329,889
PPL Capital Funding, Inc.,
Gtd. Notes
4.700%	06/01/43		800	849,761
5.000%	03/15/44		5,865	6,519,302
PPL Electric Utilities Corp.,
First Mortgage
3.950%	06/01/47		4,460	4,749,284
4.125%	06/15/44		4,450	4,830,221
6.250%	05/15/39		500	684,568
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		23,950	32,253,628
7.750%	03/01/31		8,824	12,372,861
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46		9,880	9,597,428
3.700%	06/15/28		2,000	2,157,113
4.100%	06/15/48		4,735	5,223,381
4.300%	03/15/44		165	184,213
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.750%	03/15/24		2,900	3,048,202
4.000%	06/01/44		2,000	2,113,542

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
First Ref. Mortgage, MTN
3.950%	05/01/42	2,000	$2,154,951
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	17,301,446
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,929,950
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	37,545	39,121,136
5.350%	05/15/40	773	887,907
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	17,500	17,499,631
3.400%	02/01/28	19,250	19,217,890
Southern California Edison Co.,
First Ref. Mortgage
3.900%	03/15/43	5,000	4,829,434
4.000%	04/01/47	28,115	27,999,287
4.050%	03/15/42	2,600	2,558,318
4.650%	10/01/43	950	1,016,936
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	4,022,776
4.125%	03/01/48	15,150	15,274,181
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	17,611,013
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	4,513,829
4.500%	08/15/41	550	609,865
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	7,878,754
4.450%	06/15/49	13,580	15,144,780
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,558,499
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	11,770	12,522,316
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	9,399,221
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,478,052
4.450%	02/15/44	3,835	4,331,882
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	7,920	8,345,657
3.800%	04/01/28	1,530	1,640,143
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	23,150	23,769,835
4.200%	05/15/45	8,500	9,207,478

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Sr. Unsec’d. Notes, Series C
4.000%	11/15/46		1,900	$2,006,494
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43		2,000	2,301,508
Westar Energy, Inc.,
First Mortgage
4.100%	04/01/43		3,775	4,029,267
4.125%	03/01/42		3,010	3,218,812
4.250%	12/01/45		4,365	4,796,221
4.625%	09/01/43		2,780	3,146,705
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44		3,850	4,138,863
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44		5,000	5,918,285
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26		5,145	5,303,180

				1,613,336,109

Electronics — 0.3%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46		13,160	13,312,589
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	(a)	2,500	2,606,250
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
3.500%	02/03/22	(a)	8,100	8,301,157
7.125%	10/01/37		8,475	11,525,035

				35,745,031

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		5,007	4,979,462

Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		375	379,688

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27		7,965	8,235,184

Foods — 3.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29		509	641,643
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	(a)	48,012	48,584,330
Cencosud SA (Chile),
Gtd. Notes, 144A
4.875%	01/20/23		4,146	4,332,104
J.M. Smucker Co. (The),
Gtd. Notes
4.375%	03/15/45	(a)	3,800	3,839,922

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (continued)
Koninklijke Ahold Delhaize NV (Netherlands),
Gtd. Notes
5.700%	10/01/40		7,739	$8,956,350
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	(a)	3,370	3,279,304
4.000%	06/15/23		14,420	15,108,336
4.375%	06/01/46		34,021	32,323,995
4.625%	01/30/29	(a)	7,890	8,489,675
5.000%	07/15/35		16,515	17,323,590
5.200%	07/15/45		6,800	7,130,716
6.500%	02/09/40		3,950	4,619,914
6.750%	03/15/32	(a)	13,633	16,619,107
Gtd. Notes, 144A
7.125%	08/01/39		5,165	6,352,839
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46		5,820	5,228,242
4.450%	02/01/47	(a)	8,000	7,770,112
4.500%	01/15/29	(a)	4,140	4,507,022
4.650%	01/15/48	(a)	27,180	27,332,216
5.000%	04/15/42		1,150	1,197,799
5.150%	08/01/43		450	477,499
5.400%	01/15/49		17,940	19,876,566
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29		4,400	5,675,224
Mars, Inc.,
Gtd. Notes, 144A
3.600%	04/01/34		5,465	5,817,817
3.950%	04/01/44		22,980	24,594,670
4.125%	04/01/54		11,735	12,637,179
4.200%	04/01/59		10,575	11,494,931
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	(a)	75,000	81,686,977
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25		7,600	8,051,932
4.500%	04/01/46		4,255	4,618,852
4.850%	10/01/45		1,585	1,803,927
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44		1,075	1,201,761
Sr. Unsec’d. Notes
3.550%	06/02/27		12,390	12,813,608
4.000%	03/01/26		3,180	3,382,204
4.550%	06/02/47		4,660	4,873,929
5.100%	09/28/48		28,680	32,394,493

				455,038,785

Forest Products & Paper — 0.5%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28		2,960	3,887,386
International Paper Co.,
Sr. Unsec’d. Notes
4.350%	08/15/48		4,400	4,317,213
4.800%	06/15/44		28,560	29,315,494

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper (continued)
5.150%	05/15/46		1,726	$1,846,634
6.000%	11/15/41		22,149	25,962,467
7.300%	11/15/39		2,080	2,710,020

				68,039,214

Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.125%	10/15/44		5,120	5,606,278
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47		2,610	2,678,435
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		925	1,043,027
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47		15,000	16,043,014
4.800%	02/15/44		10,310	11,496,671
5.650%	02/01/45		3,000	3,644,134
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	(a)	14,125	16,167,089
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	13,079,909
3.640%	11/01/46		5,905	5,660,896
Southern California Gas Co.,
First Mortgage
3.950%	02/15/50		24,720	25,824,126
4.450%	03/15/44		2,500	2,698,976
First Mortgage, Series UU
4.125%	06/01/48		9,445	10,100,739
First Mortgage, Series VV
4.300%	01/15/49		12,650	13,953,778
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,492,232
3.950%	10/01/46		5,520	5,424,733
4.400%	06/01/43		750	790,067
4.400%	05/30/47		19,383	20,503,008
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/43		5,000	5,732,387

				169,939,499

Healthcare-Products — 0.8%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25		26,030	28,055,016
4.750%	11/30/36		510	602,548
4.900%	11/30/46		4,800	5,931,644
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39		2,500	2,964,585

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26		9,780	$10,402,022
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		9,216	10,769,069
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	2,800	3,419,176
2.250%	03/07/39	EUR	4,120	5,296,976
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		6,562	7,554,437
4.625%	03/15/45		1	1,211
Stryker Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/46		6,405	7,280,504
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/27		21,853	22,373,455
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	04/01/25		5,000	5,153,806

				109,804,449

Healthcare-Services — 2.6%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	7,618,120
4.272%	08/15/48		8,950	10,101,921
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,744,792
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45		4,465	4,949,454
Anthem, Inc.,
Sr. Unsec’d. Notes
3.650%	12/01/27		6,550	6,808,946
4.101%	03/01/28		4,075	4,359,344
4.625%	05/15/42		2,600	2,830,274
4.650%	01/15/43		1,000	1,090,801
4.850%	08/15/54		510	549,225
5.100%	01/15/44		720	827,738
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		17,310	18,729,364
Unsec’d. Notes
4.847%	11/15/53		2,672	3,286,340
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		24,330	25,553,866
Children’s Hospital Corp. (The),
Gtd. Notes
4.115%	01/01/47		6,650	7,354,344

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	$12,946,813
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47		5,125	5,608,110
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,650	1,780,969
5.875%	05/01/23	(a)	750	815,535
5.875%	02/01/29		5,400	5,919,750
Sr. Sec’d. Notes
5.000%	03/15/24		29,115	31,718,993
5.250%	04/15/25		3,500	3,877,851
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		21,125	22,910,964
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		18,105	20,281,739
4.875%	04/01/42		1,000	1,219,559
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45		12,050	12,470,301
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52		2,390	2,690,938
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		6,949	7,701,397
4.063%	08/01/56		2,850	3,111,629
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		12,075	13,529,138
4.784%	07/01/44		7,305	8,683,212
Sr. Sec’d. Notes
5.750%	07/01/43		700	930,099
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40		1,251	1,379,779
6.950%	07/01/37		1,704	2,077,719
Sr. Unsec’d. Notes
3.450%	06/01/26		4,715	4,830,749
4.250%	04/01/24		1,400	1,484,801
4.700%	03/30/45		7,800	8,133,805
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46		8,850	9,244,582
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45		4,275	5,016,044
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28		2,400	2,561,940
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55		5,400	6,070,778

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25		5,320	$5,682,025
3.850%	06/15/28		21,980	23,806,619
3.950%	10/15/42		2,060	2,159,327
4.250%	04/15/47		13,715	15,081,572
4.250%	06/15/48		7,390	8,209,836
4.450%	12/15/48		2,000	2,303,051
4.625%	07/15/35	(a)	4,121	4,735,986
4.625%	11/15/41		1,080	1,231,150
4.750%	07/15/45		6,845	8,107,410
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48		6,480	7,641,492

				371,760,191

Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23		8,500	8,959,678
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		915	955,031

				9,914,709

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/15/21		700	729,591

Household Products/Wares — 0.7%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.200%	07/30/46		7,900	7,589,210
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25		28,175	27,230,378
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22		44,150	44,108,342
2.750%	06/26/24		21,245	21,406,365
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43		425	443,086

				100,777,381

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		4,019	4,078,013
4.000%	06/15/22		885	903,192

				4,981,205

Insurance — 1.9%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53		800	838,568
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24		2,700	2,861,045

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
4.375%	01/15/55		7,500	$7,552,748
4.500%	07/16/44	(a)	13,035	13,779,056
4.800%	07/10/45		5,000	5,475,428
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		3,435	3,685,585
5.031%	12/15/46		7,245	8,649,371
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		8,532	10,184,176
AXIS Specialty Finance PLC,
Gtd. Notes
5.150%	04/01/45		3,700	3,863,808
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		6,915	7,783,499
4.300%	05/15/43		2,250	2,509,725
4.400%	05/15/42		645	725,066
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26		27,363	29,333,379
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		14,360	15,372,047
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/48		180	196,250
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23		1,243	1,314,045
4.500%	06/15/49		2,210	2,330,462
4.569%	02/01/29		10,467	11,504,888
4.850%	08/01/44		1,000	1,097,722
6.500%	03/15/35		12,952	16,494,204
6.500%	05/01/42		18,084	23,971,160
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		4,385	5,578,545
7.000%	06/15/40		6,248	8,616,200
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27		5,000	4,988,947
4.300%	11/01/47		4,479	4,371,244
5.000%	03/30/43		100	105,219
5.000%	04/05/46		3,270	3,497,911
5.000%	05/20/49		13,190	14,319,562
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69		6,880	7,588,741
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	—	(rr)	4,000	4,082,480
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,700	2,193,266

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	$28,634,138
4.900%	09/15/44	350	409,563
Unum Group Corp.,
Sr. Unsec’d. Notes
7.250%	03/15/28	3,600	4,443,745
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,900,353
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43	2,962	3,585,002

			264,837,148

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/48	2,500	2,735,871

Lodging — 0.3%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	2,500	2,687,550
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	14,561,623
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	22,636,154
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	8,900	9,354,230

			49,239,557

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	2,914,090

Machinery-Diversified — 0.4%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,985	6,408,413
Wabtec Corp.,
Gtd. Notes
4.950%	09/15/28	46,281	49,623,384
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	3,000	3,148,480

			59,180,277

Media — 3.6%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	161,250

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
CBS Corp.,
Gtd. Notes
2.900%	01/15/27		2,615	$2,537,006
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	04/01/38		13,155	14,087,210
5.375%	05/01/47		56,457	59,572,828
5.750%	04/01/48		14,700	16,258,517
6.384%	10/23/35		21,503	25,253,409
6.484%	10/23/45		10,574	12,459,435
6.834%	10/23/55		10,596	12,586,112
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26		6,030	6,240,945
3.300%	02/01/27		3,245	3,376,508
3.400%	07/15/46	(a)	12,867	12,337,762
3.900%	03/01/38		18,880	19,880,830
3.969%	11/01/47		13,145	13,768,498
3.999%	11/01/49		8,598	9,066,767
4.000%	03/01/48		5,843	6,180,813
4.049%	11/01/52		6,355	6,701,447
4.200%	08/15/34		10,000	11,086,961
4.250%	01/15/33		6,090	6,831,696
4.600%	10/15/38		27,660	31,671,998
4.600%	08/15/45		31,348	35,632,239
4.700%	10/15/48		10,760	12,602,255
4.950%	10/15/58		15,300	18,675,777
6.450%	03/15/37		8,200	11,112,674
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	(a)	6,000	6,292,200
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25		3,800	3,937,948
4.125%	05/15/29		17,100	17,809,728
4.950%	05/15/42		2,935	2,965,441
5.000%	09/20/37		5,854	6,114,907
5.300%	05/15/49	(a)	8,565	9,216,755
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45		600	610,641
6.125%	01/31/46		5,424	6,290,864
TEGNA, Inc.,
Gtd. Notes
5.125%	07/15/20		2,000	2,005,000
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		3,050	3,197,697
5.875%	11/15/40		7,590	8,210,190
6.550%	05/01/37		2,785	3,217,788
6.750%	06/15/39		4,700	5,452,174
Viacom, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	(a)	2,835	2,934,225

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Sr. Unsec’d. Notes
4.375%	03/15/43		8,820	$8,627,794
5.250%	04/01/44		28,591	31,177,200
5.850%	09/01/43		4,455	5,243,117
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,100	1,152,250
Gtd. Notes, 144A
5.375%	06/15/24		4,600	4,922,000
Walt Disney Co. (The),
Gtd. Notes, 144A
5.400%	10/01/43		9,675	12,622,512
6.150%	03/01/37		2,300	3,124,806
6.400%	12/15/35		4,831	6,587,334
6.900%	08/15/39		5,060	7,457,455
7.700%	10/30/25		1,129	1,470,632
7.750%	12/01/45		4,865	8,137,000

				516,860,595

Mining — 1.6%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		2,805	3,289,513
6.450%	10/15/35		5,000	6,078,829
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36		15,000	18,575,366
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		8,800	10,525,763
5.750%	05/01/43		6,750	8,434,232
7.500%	09/15/38		10,946	14,542,681
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		16,386	20,089,126
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22		935	951,601
5.000%	09/30/43	(a)	9,105	11,406,764
Gtd. Notes, 144A
6.250%(ff)	10/19/75		1,215	1,265,119
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		2,287	2,309,870
5.950%	03/15/24		6,220	6,796,470
6.875%	09/01/41		6,250	7,070,312
Newmont Goldcorp Corp.,
Gtd. Notes, 144A
3.625%	06/09/21		4,085	4,159,649
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40		7,083	8,835,437
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		10,177	12,840,357

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	03/01/42		3,060	$3,090,395
5.400%	02/01/43		33,580	34,746,038
6.000%	08/15/40		6,976	7,589,952
6.125%	10/01/35		3,600	4,100,981
6.250%	07/15/41		3,500	3,929,757
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33		2,000	2,639,801
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27		9,903	10,123,458
4.950%	07/15/24		30,083	31,704,267

				235,095,738

Miscellaneous Manufacturing — 0.3%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22		1,000	1,007,500
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		3,465	3,191,400
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29		4,175	4,330,281
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46		9,735	9,224,742
4.200%	03/16/47		8,436	9,264,873
Textron, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/21		1,500	1,527,479
4.000%	03/15/26	(a)	9,045	9,502,374

				38,048,649

Office/Business Equipment — 0.2%
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23		33,643	34,245,546

Oil & Gas — 5.4%
Anadarko Finance Co.,
Gtd. Notes, Series B
7.500%	05/01/31		4,290	5,689,400
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44		5,000	5,121,097
4.662%(s)	10/10/36		100,612	47,534,167
6.200%	03/15/40	(a)	15,066	18,200,582
6.450%	09/15/36		24,652	30,308,194
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		15,688	15,855,624
5.250%	02/01/42		7,500	7,673,202
BP Capital Markets America, Inc.,
Gtd. Notes
3.790%	02/06/24		10,135	10,731,193

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26		18,820	$19,178,475
Burlington Resources LLC,
Gtd. Notes
7.200%	08/15/31		2,285	3,201,524
7.400%	12/01/31		2,700	3,854,931
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38		14,670	18,113,216
6.450%	06/30/33		2,000	2,437,712
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47	(a)	9,300	10,638,779
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	(a)	5,000	5,179,368
5.250%	06/15/37		36,690	38,374,514
5.400%	06/15/47	(a)	17,490	18,980,513
5.700%	10/15/19		4,840	4,877,408
6.750%	11/15/39		12,200	14,580,089
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	(a)	22,650	24,388,781
4.850%	08/15/48		2,300	2,586,450
4.875%	10/01/47		8,385	9,385,690
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		1,426	2,002,365
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		847	910,332
4.300%	11/15/44		3,330	3,689,415
4.950%	03/15/26	(a)	14,705	16,795,496
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		3,300	4,437,074
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	(a)	3,525	3,624,365
4.500%	04/15/23	(a)	1,500	1,576,022
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		10,000	10,258,497
5.000%	06/15/45		11,351	13,022,397
5.600%	07/15/41		21,825	25,907,268
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34		18,163	22,294,996
6.500%	02/01/38		1,875	2,296,264
7.375%	11/01/31		1,000	1,282,995
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		1,635	1,703,625
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		5,533	5,814,876
4.150%	01/15/26	(a)	9,045	9,849,664

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Equinor ASA (Norway),
Gtd. Notes
3.950%	05/15/43		2,796	$3,024,868
Sr. Unsec’d. Notes
7.750%	06/15/23		1,200	1,435,398
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.567%	03/06/45		4,370	4,585,275
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		8,000	8,469,384
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		6,560	7,283,700
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	04/15/24		13,133	13,686,518
6.800%	09/15/37		5,435	6,884,956
Marathon Oil Corp.,
Sr. Unsec’d. Notes
3.850%	06/01/25	(a)	5,000	5,183,765
4.400%	07/15/27	(a)	21,000	22,281,444
5.200%	06/01/45		3,400	3,787,516
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		10,000	10,164,028
5.000%	09/15/54		9,375	9,640,277
5.125%	12/15/26	(a)	13,890	15,174,876
5.850%	12/15/45		3,110	3,430,752
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	(a)	6,500	7,122,510
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24		500	521,668
5.050%	11/15/44		2,313	2,460,368
5.250%	11/15/43		11,315	12,192,155
6.000%	03/01/41		12,630	14,452,591
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48		1,935	1,955,633
4.400%	04/15/46		32,065	33,168,953
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.999%	01/27/28		5,000	5,315,000
6.900%	03/19/49		6,005	6,395,325
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		6,575	5,983,908
6.350%	02/12/48		2,025	1,738,463
Phillips 66,
Gtd. Notes
4.650%	11/15/34		3,500	3,895,695
4.875%	11/15/44		9,900	11,097,789
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
4.450%	01/15/26		20,925	22,652,096

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	10,000	$8,775,000
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	(a)	10,000	10,491,831
4.000%	05/10/46		3,000	3,301,781
4.375%	05/11/45		8,430	9,703,811
6.375%	12/15/38		270	379,959
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	11/15/47		7,280	7,545,451
5.950%	12/01/34		1,000	1,287,090
6.500%	06/15/38		3,900	5,226,372
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29		3,000	3,140,885
4.350%	06/01/28		37,246	39,727,412

				775,921,063

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47		9,810	9,496,650
Cameron International Corp.,
Gtd. Notes
3.600%	04/30/22		1,500	1,536,107
5.125%	12/15/43		2,000	2,143,739
7.000%	07/15/38		4,000	5,327,195
Halliburton Co.,
Sr. Unsec’d. Notes
4.500%	11/15/41		1,835	1,853,648
4.750%	08/01/43		9,350	9,825,537
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		18,479	19,229,809
4.000%	12/21/25		1,210	1,280,786

				50,693,471

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		975	1,007,906
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.900%	06/15/22		2,200	2,283,278
4.500%	11/01/23		3,059	3,275,404
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/22		1,400	1,403,500
WestRock MWV LLC,
Gtd. Notes
7.550%	03/01/47		4,109	5,496,813
7.950%	02/15/31	(a)	7,987	10,682,615

				24,149,516

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 6.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.300%	05/14/36		2,500	$2,505,723
4.400%	11/06/42		950	936,271
4.450%	05/14/46	(a)	28,910	28,392,271
4.500%	05/14/35		14,945	15,417,162
4.700%	05/14/45		22,485	22,890,167
4.875%	11/14/48		41,886	44,085,066
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		33,343	33,665,738
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		3,975	4,094,153
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47	(a)	10,340	10,031,345
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21		4,000	4,057,937
3.600%	07/15/42		1,000	793,832
4.700%	07/15/64		3,246	2,951,844
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21		11,380	11,464,376
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	(a)	16,835	17,625,258
4.125%	06/15/39	(a)	4,895	5,278,836
4.250%	10/26/49		22,045	24,368,539
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,500	1,540,133
4.600%	03/15/43		2,700	2,551,405
4.900%	09/15/45		20,000	19,828,487
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28		25,005	26,977,026
4.900%	12/15/48		25,325	27,536,985
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26		11,045	10,829,827
3.375%	08/12/24		1,150	1,177,971
3.700%	03/09/23		4,350	4,498,537
3.875%	07/20/25		1,178	1,230,042
4.125%	05/15/21		550	564,923
4.780%	03/25/38		43,876	45,770,300
5.050%	03/25/48	(a)	59,715	63,603,595
5.125%	07/20/45		43,765	46,671,649
5.300%	12/05/43		17,195	18,639,774
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.875%	03/15/39		8,500	9,197,185
3.950%	03/15/49		6,425	6,955,324
4.150%	03/15/59		40,430	44,379,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27		17,240	$17,483,714
4.500%	02/25/26		16,905	18,242,806
4.800%	07/15/46		19,480	20,703,508
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28		11,490	12,576,374
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38		4,365	4,547,211
3.500%	01/15/48		15,275	16,113,690
3.625%	03/03/37		8,185	8,752,483
3.700%	03/01/46	(a)	28,325	30,628,532
4.375%	12/05/33		4,000	4,693,421
McKesson Corp.,
Sr. Unsec’d. Notes
3.796%	03/15/24		6,200	6,508,299
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,435,570
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29		5,595	5,955,234
Mylan NV,
Gtd. Notes
5.250%	06/15/46	(a)	18,795	17,531,212
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		28,665	26,469,416
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	5,094,383
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38		4,970	5,481,453
4.400%	05/15/44		6,410	7,335,966
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		21,060	21,034,136
2.875%	09/23/23		56,605	57,158,343
3.200%	09/23/26		4,755	4,794,881
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.800%	11/26/20		3,635	3,700,948
4.000%	11/26/21		7,645	7,910,281
4.400%	11/26/23		19,390	20,775,636
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21		16,800	15,939,000

				903,377,678

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 5.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.200%	12/01/47	(a)	7,590	$8,036,359
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27		20,000	17,628,360
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48		8,381	8,935,584
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29		6,975	7,166,813
5.375%	07/15/25	(a)	27,350	28,820,062
5.600%	04/01/44		5,579	5,244,260
8.125%	08/16/30		1,000	1,220,000
Gtd. Notes, 144A
6.450%	11/03/36		10,766	11,304,300
Energy Transfer Operating LP,
Gtd. Notes
4.900%	03/15/35		1,905	1,916,547
5.150%	02/01/43		4,450	4,475,030
5.150%	03/15/45		6,080	6,182,454
5.300%	04/15/47		2,500	2,607,660
5.800%	06/15/38		18,544	20,635,446
6.000%	06/15/48		13,785	15,734,525
6.125%	12/15/45	(a)	24,984	28,307,236
6.250%	04/15/49		19,095	22,624,662
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47		4,900	4,189,500
5.600%	04/01/44		1,651	1,514,793
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28		6,750	7,347,189
4.200%	01/31/50		5,790	5,920,468
4.250%	02/15/48		5,400	5,593,190
4.800%	02/01/49		23,030	25,556,329
4.850%	08/15/42		1,990	2,173,376
4.850%	03/15/44		5,775	6,391,437
4.900%	05/15/46		34,397	38,584,216
4.950%	10/15/54		3,110	3,397,308
5.375%(ff)	02/15/78		7,380	6,863,400
6.125%	10/15/39		3,937	4,855,932
Gtd. Notes, Series D
4.875%(ff)	08/16/77		7,490	7,056,404
6.875%	03/01/33		55	73,687
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24		7,000	6,971,930
4.750%	07/15/23		22,160	23,043,253
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45		19,904	23,576,320

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42		6,190	$6,287,581
5.000%	08/15/42		2,010	2,123,097
5.400%	09/01/44		878	972,995
6.500%	04/01/20		6,175	6,353,812
6.500%	09/01/39		5,545	6,824,560
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46		2,779	3,028,284
5.200%	03/01/48		130	146,853
5.300%	12/01/34		5,573	6,299,858
5.550%	06/01/45		4,080	4,721,079
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45		2,630	2,538,896
4.250%	09/15/46		2,090	2,155,420
4.850%	02/01/49		25,700	28,718,836
5.150%	10/15/43		5,820	6,601,656
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24		8,625	8,975,362
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		570	595,222
4.500%	04/15/38		11,785	11,898,228
4.700%	04/15/48		36,535	37,413,327
4.875%	12/01/24		4,441	4,831,068
4.875%	06/01/25		1,759	1,911,720
4.900%	04/15/58		9,705	9,845,113
5.200%	03/01/47		1,840	1,977,733
5.500%	02/15/49		21,915	24,890,447
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27		8,392	8,786,426
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		1,325	1,560,686
6.200%	09/15/43		18,615	22,023,215
6.850%	10/15/37		1,742	2,154,221
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27		1,500	1,558,989
4.550%	07/15/28		15,725	17,069,361
4.950%	07/13/47		26,348	27,754,508
5.200%	07/15/48		23,310	25,685,907
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26		11,680	11,892,227
4.680%	02/15/45		500	517,533
4.900%	10/01/46	(a)	6,500	6,925,928
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22		1,261	1,291,577
4.900%	02/15/45		7,400	7,360,407

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47		1,250	$1,309,012
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45		2,045	2,160,542
5.950%	09/25/43		525	652,846
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.350%	05/15/45		2,875	2,989,909
5.400%	10/01/47		24,625	26,154,323
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
5.400%	08/15/41		1,560	1,781,618
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		4,925	4,896,949
4.000%	07/01/22		1,700	1,722,105
5.300%	03/01/48		11,885	11,026,532
5.450%	04/01/44		3,175	2,999,184
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22		2,389	2,434,867
3.700%	01/15/23		5,375	5,555,169
3.750%	06/15/27	(a)	17,760	18,336,560
4.300%	03/04/24		9,900	10,501,706
4.850%	03/01/48		13,780	14,738,206
4.900%	01/15/45		9,062	9,495,855
5.100%	09/15/45		12,549	13,554,979
5.400%	03/04/44		14,950	16,504,885
5.750%	06/24/44		7,350	8,578,061
5.800%	11/15/43		3,434	3,990,461

				837,023,931

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27		4,600	4,845,267

Real Estate Investment Trusts (REITs) — 1.6%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29		4,265	4,496,551
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		4,850	4,955,043
3.850%	02/01/25		5,300	5,460,847
3.875%	08/15/22		3,372	3,463,357
3.900%	03/15/27		14,465	14,764,961
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		8,073	8,582,933
Essex Portfolio LP,
Gtd. Notes
5.200%	03/15/21		2,000	2,077,092

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.,
Sr. Unsec’d. Notes
4.000%	12/01/22		3,900	$4,082,306
4.000%	06/01/25		25,936	27,425,107
4.200%	03/01/24		2,630	2,783,406
4.250%	11/15/23		6,000	6,372,539
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
3.150%	05/15/23	(a)	12,826	11,872,437
4.500%	04/18/22		4,311	4,248,439
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19		9,600	9,602,933
4.150%	02/01/22		8,250	8,371,114
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24		400	424,186
4.650%	08/01/23		1,530	1,653,071
SITE Centers Corp.,
Sr. Unsec’d. Notes
4.700%	06/01/27		2,020	2,165,717
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28		11,554	12,133,070
4.400%	01/15/29		17,706	19,230,200
Welltower, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25		22,715	23,932,773
4.250%	04/01/26		3,915	4,172,196
4.250%	04/15/28		14,270	15,259,844
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.625%	09/15/23		5,000	5,380,252
6.950%	10/01/27		2,068	2,591,917
7.375%	03/15/32		14,156	19,792,025
8.500%	01/15/25		3,500	4,479,783

				229,774,099

Retail — 2.8%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27		20,000	20,404,573
4.500%	07/26/47		15,758	15,865,345
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29		22,460	23,355,571
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
5.165%	08/01/44		6,800	4,856,968
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	(a)	17,675	18,006,406
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		15,000	15,635,949
4.200%	05/15/28		37,165	38,488,689

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56		1,105	$1,090,694
3.900%	06/15/47	(a)	20,500	22,186,959
4.200%	04/01/43		5,422	6,029,206
4.250%	04/01/46		9,395	10,600,256
4.400%	03/15/45		15,945	18,453,407
5.875%	12/16/36		8,382	11,122,014
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	(a)	8,575	8,961,818
5.625%	10/15/23		977	1,013,139
7.000%	05/01/20	(a)	7,300	7,559,880
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46		9,060	8,531,322
4.250%	09/15/44		6,660	6,763,092
4.375%	09/15/45		6,035	6,288,190
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	6,000	5,875,133
3.875%	01/15/22		1,460	1,485,718
4.300%	02/15/43		8,994	7,169,462
5.125%	01/15/42		1,875	1,653,945
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	03/01/47		14,400	15,791,346
4.875%	12/09/45		23,100	26,520,204
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29		7,745	8,122,098
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	4,500	4,415,400
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46		14,935	15,319,243
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29		11,565	12,192,968
3.700%	06/26/28		21,660	23,636,725
4.050%	06/29/48		30,950	35,461,947

				402,857,667

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24		1,765	1,842,518
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		8,235	8,386,806

				10,229,324

Semiconductors — 0.9%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
5.100%	10/01/35		10,265	12,439,468

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27			18,350	$17,981,188
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21			21,620	21,759,990
3.125%	10/15/22			16,620	16,724,641
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23	(a)		26,200	27,320,090
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21			6,186	6,328,897
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47	(a)		27,299	28,577,932

					131,132,206

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27			3,440	3,492,976

Software — 2.5%
CA, Inc.,
Sr. Unsec’d. Notes
3.600%	08/01/20			5,000	5,033,071
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23		EUR	25,000	28,990,937
First Data Corp.,
Sr. Sec’d. Notes, 144A
5.000%	01/15/24			1,700	1,741,650
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23		EUR	23,075	26,398,274
Microsoft Corp.,
Sr. Unsec’d. Notes
3.700%	08/08/46			36,755	39,726,150
3.750%	02/12/45			6,500	7,071,376
3.950%	08/08/56			55,401	61,649,401
4.000%	02/12/55			13,525	15,204,191
4.450%	11/03/45			9,049	10,852,026
4.500%	02/06/57			35,011	42,865,216
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37			21,055	22,340,750
3.900%	05/15/35			7,366	7,974,624
4.000%	07/15/46			30,190	32,367,400
4.125%	05/15/45			1,300	1,406,753
4.300%	07/08/34			12,200	13,882,266
4.375%	05/15/55			30,959	34,287,186

					351,791,271

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 4.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		3,085	$3,258,243
4.350%	03/01/29		20,000	21,541,622
4.350%	06/15/45	(a)	54,699	54,681,251
4.500%	05/15/35	(a)	22,285	23,328,086
4.500%	03/09/48		2,949	3,015,099
4.550%	03/09/49	(a)	43,111	44,003,440
4.650%	06/01/44		19,400	20,019,066
4.800%	06/15/44		11,130	11,747,929
4.850%	03/01/39		17,730	19,028,380
4.900%	06/15/42		2,700	2,856,682
5.150%	03/15/42		14,670	16,034,903
5.150%	11/15/46		3,985	4,406,399
5.150%	02/15/50		54,918	60,635,391
5.250%	03/01/37	(a)	34,020	38,180,706
5.350%	09/01/40		22,393	25,275,924
5.350%	12/15/43		5,020	5,511,584
5.450%	03/01/47	(a)	7,792	8,951,609
6.000%	08/15/40		9,530	11,326,528
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		1,675	2,526,268
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	(a)	1,000	1,439,974
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.750%	05/15/22		3,934	4,042,574
4.600%	05/23/29		27,700	28,972,831
5.500%	09/01/44		7,454	7,549,266
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		5,000	5,368,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		22,500	22,505,850
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	8,786	9,093,510
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34		677	750,537
4.500%	08/10/33		37,325	42,049,108
4.522%	09/15/48		65,296	73,159,089
4.672%	03/15/55		692	784,710
4.862%	08/21/46		10,803	12,577,825
5.012%	04/15/49		25,567	30,450,038
5.250%	03/16/37		31,986	38,259,466

				653,332,638

Transportation — 1.8%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		8,705	9,860,890
4.400%	03/15/42		10,600	12,015,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (continued)
4.450%	03/15/43		15,127	$17,363,734
4.550%	09/01/44		2,455	2,845,989
4.700%	09/01/45		6,575	7,803,184
5.150%	09/01/43		4,633	5,757,064
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43		2,000	2,280,609
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.800%	09/15/35		3,970	4,503,323
5.750%	03/15/33		1,775	2,184,744
6.125%	09/15/15	(a)	14,400	19,732,043
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26		5,890	5,823,721
3.350%	11/01/25		10,250	10,733,863
3.400%	08/01/24		2,435	2,548,623
4.250%	11/01/66		14,175	14,611,551
4.500%	08/01/54		10,400	11,370,775
4.650%	03/01/68		5,672	6,110,023
4.750%	05/30/42		5,000	5,684,327
5.500%	04/15/41		1,682	2,031,721
6.150%	05/01/37		1,000	1,291,200
6.220%	04/30/40		531	695,689
FedEx Corp.,
Gtd. Notes
4.050%	02/15/48	(a)	26,350	25,332,679
4.100%	04/15/43		825	795,560
4.500%	02/01/65		2,115	1,953,635
4.950%	10/17/48		5,000	5,460,206
5.100%	01/15/44		10,525	11,579,531
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43		2,680	2,774,959
4.950%	08/15/45		10,000	11,008,419
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47		3,667	3,816,467
3.950%	10/01/42		1,140	1,175,609
4.050%	08/15/52		1,585	1,652,072
4.800%	08/15/43		852	958,425
4.837%	10/01/41		1,080	1,250,647
5.590%	05/17/25		3,000	3,416,118
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.875%	02/01/55		4,805	4,807,728
4.050%	11/15/45		1,705	1,782,396
4.250%	04/15/43		275	294,590
4.300%	06/15/42		1,125	1,210,558
4.300%	03/01/49	(a)	27,070	30,169,802
4.375%	11/15/65		1,800	1,905,617

				256,594,066

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23		20,000	21,032,331
4.200%	04/01/27		7,820	8,128,576

				29,160,907

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	$7,467,673
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	5,230,595

			12,698,268

TOTAL CORPORATE BONDS (cost $11,699,690,546)			12,465,227,754

MUNICIPAL BONDS — 1.7%
California — 0.3%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	7,300	10,945,328
Los Angeles Department of Water,
Revenue Bonds, BABs
6.008%	07/01/39	1,050	1,366,271
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.574%	07/01/45	3,595	5,463,537
6.603%	07/01/50	8,000	12,597,280
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	815	1,225,067
7.350%	11/01/39	1,635	2,472,104
7.500%	04/01/34	1,200	1,811,280
7.625%	03/01/40	1,480	2,335,351

			38,216,218

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	5,000	6,396,700

Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds
4.472%	01/01/49	5,300	6,220,027
4.572%	01/01/54	17,500	20,830,425
Illinois State Toll Highway Authority,
Revenue Bonds, BABs
5.851%	12/01/34	600	794,628

			27,845,080

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds
3.652%	08/15/57	19,000	19,954,370
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	401,749

			20,356,119

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.4%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.102%	01/01/41	29,125	$43,836,329
7.414%	01/01/40	5,940	9,188,883

			53,025,212

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured
Revenue,
Revenue Bonds, Taxable, BABs
5.767%	08/01/36	1,150	1,434,153
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	500	661,155

			2,095,308

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.048%	12/01/56	6,048	6,799,464
4.800%	06/01/2111	1,300	1,597,713

			8,397,177

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	10,286,698

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A1
5.000%	07/01/58	20,541	20,541,000

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
5.784%	12/01/41	1,000	1,283,090

Texas — 0.3%
North Texas Tollway Authority,
Revenue Bonds, BABs
6.718%	01/01/49	5,410	8,392,046
Permanent University Fund — University of Texas System,
Revenue Bonds
3.376%	07/01/47	25,225	25,988,813
University of Texas System (The),
Revenue Bonds
3.852%	08/15/46	8,075	8,976,251

			43,357,110

Virginia — 0.1%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	10,570	11,981,729

TOTAL MUNICIPAL BONDS (cost $219,799,342)			243,781,441

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS — 0.3%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23		23,800	$23,937,323
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50		4,400	5,000,952
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		1,750	1,746,815
5.000%	04/17/49		13,180	14,432,100

TOTAL SOVEREIGN BONDS (cost $44,377,039)				45,117,190

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes
2.000%	05/31/24	(h)(k)	14,465	14,635,076
2.375%	05/15/29		3,375	3,487,720

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,045,187)				18,122,796

			Shares

PREFERRED STOCKS — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%			335,000	8,860,750

Electric Utilities — 0.1%
SCE Trust V, 5.450%			565,000	13,684,300

TOTAL PREFERRED STOCKS (cost $22,500,000)				22,545,050

TOTAL LONG-TERM INVESTMENTS (cost $13,203,795,347)				14,027,474,543

SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			183,365,823	183,365,823
PGIM Institutional Money Market Fund (cost $472,828,334; includes $471,836,944 of cash collateral for securities on loan)(b)(w)			472,721,509	472,863,326

TOTAL SHORT-TERM INVESTMENTS (cost $656,194,157)				656,229,149

TOTAL INVESTMENTS — 103.0% (cost $13,859,989,504)				14,683,703,692
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.0)%				(428,469,548)

NET ASSETS — 100.0%				$14,255,234,144

Below is a list of the abbreviation(s) used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps

EUR	Euro
USD	US Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $463,131,398; cash collateral of $471,836,944 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2019.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,071	2 Year U.S. Treasury Notes	Sep. 2019	$230,457,446	$284,399
2,952	5 Year U.S. Treasury Notes	Sep. 2019	348,797,250	5,105,125
47	10 Year U.S. Ultra Treasury Notes	Sep. 2019	6,491,875	207,039
3,953	20 Year U.S. Treasury Bonds	Sep. 2019	615,062,094	22,230,097

				27,826,660

Short Positions:
299	5 Year Euro-Bobl	Sep. 2019	45,708,652	(183,903)
37	10 Year Euro-Bund	Sep. 2019	7,267,639	(111,311)
1,178	10 Year U.S. Treasury Notes	Sep. 2019	150,747,188	(1,255,984)
2,580	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	458,111,250	(17,450,258)

				(19,001,456)

				$8,825,204

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	The Toronto-Dominion Bank	EUR	27,795	$31,670,812	$31,616,284	$—	$(54,528)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/19	HSBC Bank USA, N.A.	EUR	27,795	$31,209,660	$31,616,285	$—	$(406,625)
Expiring 08/02/19	BNP Paribas S.A.	EUR	22,993	26,207,541	26,222,703	—	(15,162)
Expiring 08/02/19	The Toronto-Dominion Bank	EUR	27,795	31,751,028	31,699,216	51,812	—

				$89,168,229	$89,538,204	51,812	(421,787)

						$51,812	$(476,315)

Currency swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
20,495	3 Month LIBOR(Q)	EUR	18,000	0.641%(A)	Citibank, N.A.	12/10/28	$(1,632,413)	$—	$(1,632,413)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(1,632,413)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$4,019,913	$1,816,543

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations.	$—	$139,672,119	$—
Commercial Mortgage-Backed Securities	—	1,093,008,193	—
Corporate Bonds	—	12,465,227,754	—
Municipal Bonds	—	243,781,441	—
Sovereign Bonds	—	45,117,190	—
U.S. Treasury Obligations	—	18,122,796	—
Preferred Stocks	22,545,050	—	—
Affiliated Mutual Funds	656,229,149	—	—
Other Financial Instruments*
Futures Contracts	8,825,204	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(424,503)	—
OTC Currency Swap Agreement	—	(1,632,413)	—

Total	$687,599,403	$14,002,872,577	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Electric	11.3%
Banks	9.8
Commercial Mortgage-Backed Securities	7.7
Pharmaceuticals	6.3
Pipelines	5.9
Oil & Gas	5.4
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	4.6
Telecommunications	4.6
Media	3.6
Chemicals	3.3
Foods	3.2
Retail	2.8
Healthcare-Services	2.6
Software	2.5
Auto Manufacturers	2.0
Insurance	1.9
Beverages	1.8

Transportation	1.8%
Municipal Bonds	1.7
Mining	1.6
Real Estate Investment Trusts (REITs)	1.6
Biotechnology	1.5
Commercial Services	1.5
Gas	1.2
Agriculture	1.1
Computers	1.1
Collateralized Loan Obligations	1.0
Building Materials	1.0
Airlines	1.0
Semiconductors	0.9
Healthcare-Products	0.8
Household Products/Wares	0.7
Aerospace & Defense	0.6
Diversified Financial Services	0.6
Forest Products & Paper	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry classification (cont.)
Machinery-Diversified	0.4%
Oil & Gas Services	0.4
Lodging	0.3
Sovereign Bonds	0.3
Miscellaneous Manufacturing	0.3
Electronics	0.3
Office/Business Equipment	0.2
Trucking & Leasing	0.2
Packaging & Containers	0.2
Auto Parts & Equipment	0.2
U.S. Treasury Obligations	0.1
Electric Utilities	0.1
Water	0.1
Savings & Loans	0.1
Home Builders	0.1
Capital Markets	0.1

Industry classification (con’t)
Environmental Control	0.1%
Housewares	0.0	*
Engineering & Construction	0.0	*
Real Estate	0.0	*
Distribution/Wholesale	0.0	*
Shipbuilding	0.0	*
Machinery-Construction & Mining	0.0	*
Iron/Steel	0.0	*
Home Furnishings	0.0	*
Entertainment	0.0	*

	103.0
Liabilities in excess of other assets	(3.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$51,812		Unrealized depreciation on OTC forward foreign currency exchange contracts	$476,315
Interest rate contracts	Due from/to broker — variation margin futures	27,826,660	*	Due from/to broker — variation margin futures	19,001,456	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	1,632,413

		$27,878,472			$21,110,184

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$7,249	$—
Interest rate contracts	(4,069,996)	—	277,496

Total	$(4,069,996)	$7,249	$277,496

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$(218,972)	$—
Interest rate contracts.	4,534,967	—	(1,445,169)

Total	$4,534,967	$(218,972)	$(1,445,169)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$1,079,598,123	$779,628,043	$18,617,463

Forward Foreign Currency Exchange Contracts—Sold(2)
$42,785,752

Currency Swap Agreements(1)
$20,494,800

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$463,131,398	$(463,131,398)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP Paribas S.A.	$—	$(15,162)	$(15,162)	$—	$(15,162)
Citibank, N.A.	—	(1,632,413)	(1,632,413)	1,423,807	(208,606)
HSBC Bank USA, N.A.	—	(406,625)	(406,625)	406,625	—
The Toronto-Dominion Bank	51,812	(54,528)	(2,716)	—	(2,716)

	$51,812	$(2,108,728)	$(2,056,916)	$1,830,432	$(226,484)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $463,131,398:
Unaffiliated investments (cost $13,203,795,347)	$14,027,474,543
Affiliated investments (cost $656,194,157)	656,229,149
Cash segregated for counterparty—OTC	1,150,000
Dividends and interest receivable	142,133,516
Receivable for investments sold	36,398,966
Receivable for Portfolio shares sold	15,617,575
Deposit with broker for centrally cleared/exchange-traded derivatives	4,019,913
Unrealized appreciation on OTC forward foreign currency exchange contracts	51,812
Prepaid expenses and other assets	54,556

Total Assets	14,883,130,030

LIABILITIES
Payable to broker for collateral for securities on loan	471,836,944
Payable for investments purchased	149,641,439
Management fee payable	2,211,538
Unrealized depreciation on OTC swap agreements	1,632,413
Accrued expenses and other liabilities	1,308,690
Distribution fee payable	582,623
Unrealized depreciation on OTC forward foreign currency exchange contracts	476,315
Due to broker-variation margin futures	123,434
Payable to custodian	82,121
Affiliated transfer agent fee payable	369

Total Liabilities	627,895,886

NET ASSETS	$14,255,234,144

Net assets were comprised of:
Partners Equity	$14,255,234,144

Net asset value and redemption price per share, $14,255,234,144 / 1,086,600,221 outstanding shares of beneficial interest	$13.12

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS) INCOME
Interest income	$266,880,806
Affiliated dividend income.	1,667,657
Unaffiliated dividend income	608,882
Affiliated income from securities lending, net	341,711

Total income	269,499,056

EXPENSES
Management fee	29,638,802
Distribution fee	15,548,075
Custodian and accounting fees	369,453
Trustees’ fees.	70,262
Legal fees and expenses	24,132
Audit fee	22,910
Shareholders’ reports	9,738
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	90,072

Total expenses	45,776,920

NET INVESTMENT INCOME (LOSS)	223,722,136

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $37,979)	(803,611)
Futures transactions	(4,069,996)
Forward currency contract transactions	7,249
Swap agreements transactions	277,496
Foreign currency transactions	100,524

(4,488,338)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $54,517)	1,288,979,495
Futures	4,534,967
Forward currency contracts	(218,972)
Swap agreements	(1,445,169)
Foreign currencies.	(333,847)

1,291,516,474

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,287,028,136

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,510,750,272

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$223,722,136	$368,236,192
Net realized gain (loss) on investment and foreign currency transactions	(4,488,338)	(29,088,115)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,291,516,474	(906,848,171)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,510,750,272	(567,700,094)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [122,762,454 and 157,383,984 shares, respectively].	1,515,221,408	1,847,275,037
Portfolio shares repurchased [1,088,042 and 2,566,996 shares, respectively]	(13,120,918)	(30,221,581)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,502,100,490	1,817,053,456

TOTAL INCREASE (DECREASE)	3,012,850,762	1,249,353,362
NET ASSETS:
Beginning of period	11,242,383,382	9,993,030,020

End of period	$14,255,234,144	$11,242,383,382

SEE NOTES TO FINANCIAL STATEMENTS.

A30

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2019 consisted of 85 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the AST Multi-Sector Fixed Income Portfolio (the “Portfolio” or “Multi-Sector Fixed Income”). The Portfolio is a diversified portfolio.

The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital.

Shares of the Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolio primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolio may also be sold directly to certain qualified retirement plans.

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolio utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolio utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Trust limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Portfolio’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolio’s investments in restricted securities could be impaired if trading does not develop or declines.

B2

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio entered into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Portfolio invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

B3

Swap Agreements:    The Portfolio entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Currency Swaps:    The Portfolio entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements:    The Trust, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Portfolio, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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As of June 30, 2019, the Portfolio has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions:    The Portfolio purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolio lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential as referenced in Note 3. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

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Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolio, has entered into an investment management agreement with the Investment Manager which provides that the Investment Manager will furnish the Portfolio with investment advice, investment management and administrative services. At June 30, 2019, the Investment Manager had engaged PGIM, Inc. to serve as subadviser for the Portfolio through its PGIM Fixed Income unit (a wholly-owned subsidiary of PGIM, Inc.).

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets, at the annual rate specified below. The Investment Manager pays the subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Multi-Sector Fixed Income	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	0.48%

The Trust, on behalf of the Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of the Portfolio. The Trust, on behalf of the Portfolio, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of the Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio.

AST Investment Services, Inc., PGIM Investments, PAD and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolio’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

B6

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Portfolio’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the note, below. For the reporting period ended June 30, 2019, no such transactions were entered into by the Portfolio.

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Multi-Sector Fixed Income	$3,272,068,094	$1,501,232,083

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$236,386,830	$1,130,936,489	$1,183,957,496	$—	$—	$183,365,823	183,365,823	$1,667,657

PGIM Institutional Money Market Fund*
152,744,152	934,972,901	614,946,223	54,517	37,979	472,863,326	472,721,509	341,711	**

$389,130,982	$2,065,909,390	$1,798,903,719	$54,517	$37,979	$656,229,149		$2,009,368

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5.	Tax Information

The Portfolio is treated as a partnership for federal income tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Borrowings

The Trust, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolio’s portion of the

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commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio did not utilize the SCA during the reporting period ended June 30, 2019.

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolio with a par value of $0.001 per share. As of June 30, 2019, the Portfolio only offers a single share class to investors.

As of June 30, 2019, all shares of the Portfolio were owned of record by the following affiliates of the Investment Manager: Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities. The two shareholders held 100% of outstanding shares of the Portfolio, each holding greater than 5% of outstanding shares, on behalf of multiple beneficial owners.

8.	Risks of Investing in the Portfolio

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolio’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolio for redemption before it matures and the Portfolio may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolio. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolio’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolio.

Foreign Securities Risk:    The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk. The Portfolio may face a heightened level of interest rate

B8

risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolio’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolio may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolio are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolio is forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolio may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolio’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Investment Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Investment Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B9

Financial Highlights

(unaudited)

	AST Multi-Sector Fixed Income Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.65		$12.34	$11.35	$10.42	$10.75	$9.67

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.42	0.40	0.38	0.37	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		(1.11)	0.59	0.55	(0.70)	0.72

Total from investment operations	1.47		(0.69)	0.99	0.93	(0.33)	1.08

Net Asset Value, end of period	$13.12		$11.65	$12.34	$11.35	$10.42	$10.75

Total Return(b)	12.62%		(5.59)%	8.72%	8.93%	(3.07)%	11.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,255		$11,242	$9,993	$7,923	$4,662	$2,776
Average net assets (in millions)	$12,542		$10,301	$8,906	$6,579	$3,690	$1,786
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.74	%(d)	0.74%	0.75%	0.76%	0.77%	0.79%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.74%	0.75%	0.76%	0.77%	0.79%
Net investment income (loss)	3.60	%(d)	3.57%	3.36%	3.38%	3.45%	3.45%
Portfolio turnover rate(e)	24%		36%	48%	62%	72%	124%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.

(d)	Annualized.

(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager) and the AST Multi-Sector Fixed Income Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the subadviser, which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., which serves as subadviser to the Portfolio, is affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the

Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three- and five-year periods ended December 31, 2018, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Broadridge. The comparisons used by the Board placed the Portfolio in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes certain key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Multi-Sector Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board noted the Manager’s explanation that the Portfolio’s underperformance was attributable to the Portfolio’s longer duration profile and higher exposure to investment grade bonds at a time when interest rates were rising.

•

The Board considered that when it evaluated the Portfolio’s performance in the prior year, as of December 31, 2017, the Portfolio performed in the first quartile of its Peer Universe and outperformed its benchmark index over the three- and five-year periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2019 Prudential Financial, Inc. and its related entities PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-E

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2019

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Government Money Market Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO CONTRACT OWNERS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2019

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2019

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2019

AST Government Money Market Portfolio
Ten Largest Holdings	Interest Rate	Maturity Date	(% of Net Assets	)
Federal Home Loan Bank	2.334%	07/17/2019	4.7%
U.S. Treasury Bill	2.485%	09/05/2019	4.5%
Federal Home Loan Bank	2.411%	08/02/2019	4.1%
U.S. Treasury Bill	2.470%	08/15/2019	3.8%
Federal Home Loan Bank	2.382%	11/08/2019	3.4%
U.S. Treasury Bill	2.320%	10/03/2019	3.4%
Credit Agricole Corporate & Investment Bank	2.680%	07/03/2019	3.4%
State Street Banking and Trust Company	2.500%	07/01/2019	3.3%
U.S. Treasury Bill	2.399%	07/18/2019	2.6%
U.S. Treasury Bill	2.316%	08/06/2019	2.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only short-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolio		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Government Money Market Portfolio	Actual	$1,000.00	$1,009.40	0.57%	$2.84
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS(m) — 6.7%
Credit Agricole Corporate & Investment Bank, 2.680%, dated 06/26/19, due 07/03/19 in the amount of $25,013,028		25,000	$25,000,000
State Street Bank and Trust Company, 2.500%, dated 06/28/19, due 07/01/19 in the amount of $23,831,964		23,827	23,827,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $48,827,000)			48,827,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 69.1%
Federal Farm Credit Bank
1.400%	07/24/19	2,000	1,998,872
Federal Farm Credit Bank, 1 Month LIBOR + (0.080)%
2.314%(c)	07/15/19	7,000	6,999,913
Federal Farm Credit Bank, 1 Month LIBOR + (0.065)%
2.329%(c)	12/17/19	9,000	8,999,878
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)%
2.332%(c)	01/28/20	11,000	11,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)%
2.352%(c)	05/29/20	7,000	6,996,783
2.362%(c)	01/08/20	10,000	10,000,000
2.381%(c)	02/04/20	8,000	8,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.075)%
2.355%(c)	11/05/19	9,000	8,998,946
Federal Farm Credit Bank, 1 Month LIBOR + (0.045)%
2.359%(c)	02/25/20	8,000	8,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.025)%
2.379%(c)	01/24/20	11,000	11,000,496
Federal Farm Credit Bank, 1 Month LIBOR + (0.040)%
2.381%(c)	02/06/20	8,000	7,999,521
Federal Farm Credit Bank, 1 Month LIBOR + 0.000%
2.390%(c)	06/19/20	2,175	2,175,065
2.401%(c)	04/14/20	11,000	11,000,000
2.404%(c)	06/25/20	3,690	3,690,318
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.030%
2.410%(c)	07/28/20	7,500	7,500,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.010%
2.414%(c)	08/24/20	1,590	1,590,030
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.030%
2.450%(c)	02/06/20	1,750	1,749,893
Federal Farm Credit Bank, 1 Month LIBOR + 0.050%
2.462%(c)	02/10/20	6,500	6,502,930
Federal Farm Credit Bank, 1 Month LIBOR + 0.170%
2.571%(c)	11/14/19	11,000	11,008,195
Federal Farm Credit Bank, 1 Month LIBOR + 0.190%
2.584%(c)	07/15/19	11,000	11,000,960
Federal Farm Credit Bank, 1 Month LIBOR + 0.180%
2.584%(c)	10/24/19	11,000	11,007,268
2.592%(c)	10/11/19	11,000	11,006,497
Federal Farm Credit Bank, 1 Month LIBOR + 0.160%
2.600%(c)	12/02/19	3,000	3,002,374
Federal Home Loan Bank, 3 Month LIBOR + (0.210)%
2.133%(c)	06/22/20	11,000	10,988,884
Federal Home Loan Bank, 3 Month LIBOR + (0.230)%
2.290%(c)	12/03/19	11,000	10,998,890

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, 3 Month LIBOR + (0.220)%
2.305%(c)	08/23/19	10,000	$10,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.260)%
2.321%(c)	10/11/19	8,300	8,297,252
Federal Home Loan Bank, 1 Month LIBOR + (0.090)%
2.322%(c)	09/10/19	7,000	6,999,515
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%
2.331%(c)	11/13/19	4,000	3,999,212
Federal Home Loan Bank
2.334%(n)	07/17/19	33,900	33,864,987
2.344%(n)	09/04/19	12,000	11,949,517
2.405%(n)	07/10/19	10,000	9,994,025
2.411%(n)	08/02/19	30,000	29,936,076
2.423%(n)	07/26/19	12,000	11,979,933
2.429%(n)	07/24/19	13,000	12,979,950
2.435%(n)	07/22/19	3,782	3,776,661
2.480%	07/18/19	7,000	6,999,903
Federal Home Loan Bank, 1 Month LIBOR + (0.065)%
2.339%(c)	01/23/20	1,100	1,099,731
Federal Home Loan Bank, 1 Month LIBOR + (0.055)%
2.358%(c)	03/12/20	8,000	7,997,945
Federal Home Loan Bank, 1 Month LIBOR + (0.040)%
2.362%(c)	08/26/19	12,000	12,000,306
Federal Home Loan Bank, 1 Month LIBOR + (0.030)%
2.382%(c)	11/08/19	25,000	24,999,958
Federal Home Loan Bank, 3 Month LIBOR + (0.175)%
2.385%(c)	05/08/20	5,500	5,497,089
Federal Home Loan Bank, 1 Month LIBOR + (0.025)%
2.388%(c)	12/12/19	6,000	6,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.010)%
2.394%(c)	04/24/20	7,000	7,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.163)%
2.435%(c)	07/05/19	3,175	3,175,039
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.045%
2.465%(c)	09/28/20	1,000	1,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.050%
2.470%(c)	01/17/20	1,000	1,000,000
Federal Home Loan Bank, 3 Month LIBOR + 0.125%
2.717%(c)	07/01/20	5,000	5,012,395
Federal Home Loan Mortgage Corp.
1.300%	08/28/19	3,700	3,693,455
2.495%	05/20/20	4,000	4,000,000
2.495%	06/04/20	11,000	11,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.225)%
2.296%(c)	08/27/19	7,000	7,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%
2.312%(c)	08/08/19	9,000	9,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + (0.010)%
2.410%(c)	08/05/19	13,000	13,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.010%
2.430%(c)	07/09/19	9,000	9,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.165)%
2.433%(c)	07/05/19	7,750	7,750,042

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.030%
2.450%(c)	10/01/19	9,000	$9,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.060%
2.480%(c)	07/30/20	3,000	3,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.160%
2.580%(c)	01/30/20	6,000	6,004,870

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $501,223,574)			501,223,574

U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bills
2.316%(n)	08/06/19	18,000	17,958,467
2.320%(n)	10/03/19	25,000	24,851,871
2.386%(n)	07/16/19	9,000	8,991,084
2.399%(n)	07/18/19	19,000	18,978,606
2.421%(n)	10/10/19	17,000	16,885,904
2.421%(n)	10/17/19	9,000	8,935,416
2.456%(n)	08/08/19	10,000	9,974,392
2.470%(n)	08/15/19	27,500	27,416,127
2.481%(n)	09/19/19	11,000	10,940,099
2.485%(n)	09/05/19	33,000	32,851,483

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $177,783,449)			177,783,449

TOTAL INVESTMENTS — 100.3% (amortized cost $727,834,023)			727,834,023
Liabilities in excess of other assets — (0.3)%			(2,420,190)

NET ASSETS — 100.0%			$725,413,833

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR	London Interbank Offered Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(m)

Repurchase agreements are collateralized by a Foreign Treasury Bill (coupon rate 2.375%, maturity date 08/10/27), and a U.S. Treasury Security (coupon rate 0.750%, maturity date 07/15/28), with the aggregate value, including accrued interest, of $49,810,200.

(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreements	$—	$48,827,000	$—
U.S. Government Agency Obligations	—	501,223,574	—
U.S. Treasury Obligations	—	177,783,449	—

Total	$—	$727,834,023	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Government Agency Obligations	69.1%
U.S. Treasury Obligations	24.5
Repurchase Agreements	6.7

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	$25,000,000	$(25,000,000)	$—
Repurchase Agreements	State Street Bank and Trust Company	23,827,000	(23,827,000)	—

		$48,827,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments, at amortized cost which approximates fair value:	$727,834,023
Cash	343
Receivable for Portfolio shares sold	4,887,932
Interest receivable	822,719
Prepaid expenses	797

Total Assets	733,545,814

LIABILITIES
Payable for investments purchased	7,957,900
Management fee payable	59,816
Payable for Portfolio shares repurchased	47,738
Accrued expenses and other liabilities	36,572
Distribution fee payable	29,586
Affiliated transfer agent fee payable	369

Total Liabilities	8,131,981

NET ASSETS	$725,413,833

Net assets were comprised of:
Partners Equity	$725,413,833

Net asset value and redemption price per share, $725,413,833 / 724,735,240 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
Interest income	$8,757,928

EXPENSES
Management fee	1,070,181
Distribution fee	891,818
Custodian and accounting fees	40,650
Audit fee	12,992
Trustees’ fees	8,782
Legal fees and expenses	6,847
Shareholders’ reports	3,716
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,473
Miscellaneous	12,134

Total expenses	2,050,593

NET INVESTMENT INCOME (LOSS)	6,707,335

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	19,638

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,726,973

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,707,335	$9,516,880
Net realized gain (loss) on investment transactions	19,638	5,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,726,973	9,522,063

DISTRIBUTIONS	(6,726,981)	(9,516,886)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [249,458,915 and 527,038,776 shares, respectively]	249,458,915	527,038,776
Portfolio shares issued in reinvestment of distributions [6,726,986 and 9,475,228 shares, respectively]	6,726,986	9,475,228
Portfolio shares repurchased [287,761,551 and 645,273,308 shares, respectively]	(287,761,551)	(645,273,308)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(31,575,650)	(108,759,304)

CAPITAL CONTRIBUTIONS	61	—

TOTAL INCREASE (DECREASE)	(31,575,597)	(108,754,127)
NET ASSETS:
Beginning of period	756,989,430	865,743,557

End of period	$725,413,833	$756,989,430

SEE NOTES TO FINANCIAL STATEMENTS.

A4

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2019 consisted of 85 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the AST Government Money Market Portfolio (the “Portfolio” or “Government Money Market”). The Portfolio is a diversified portfolio.

The investment objective of the Portfolio is high current income and to maintain high levels of liquidity.

Shares of the Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolio primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolio may also be sold directly to certain qualified retirement plans.

As a government money market fund, the Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”) and will not implement redemption gates and liquidity fees.

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolio consistently follows such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

The Portfolio’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

B1

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 5% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Portfolio’s subadviser under the guidelines adopted by the Trustees. However, the liquidity of the Portfolio’s investments in restricted securities could be impaired if trading does not develop or declines.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Master Netting Arrangements:    The Trust, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Delayed-Delivery Transactions:    The Portfolio purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

B2

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolio, has entered into an investment management agreement with the Investment Manager which provides that the Investment Manager will furnish the Portfolio with investment advice, investment management and administrative services. At June 30, 2019, the Investment Manager had engaged PGIM, Inc. to serve as subadviser for the Portfolio through its PGIM Fixed Income unit (a wholly-owned subsidiary of PGIM, Inc.).

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets. The Investment Manager pays the subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations.

Portfolio	Management Fee	Net Effective Management Fee
Government Money Market	0.3000% first $3.25 billion;	0.30%
	0.2925% on next $2.75 billion;
	0.2625% on next $4 billion;
	0.2425% in excess of $10 billion

The Trust, on behalf of the Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of the Portfolio. The Trust, on behalf of the Portfolio, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of the Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio.

AST Investment Services, Inc., PGIM Investments, PAD and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B3

Certain officers and a Trustee are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Portfolio’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the note, below. For the reporting period ended June 30, 2019, no such transactions were entered into by the Portfolio.

In March 2019, the following Portfolio was reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for the affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the period ended June 30, 2019.

Portfolio	Capital Contributions
Government Money Market	$61

4.	Tax Information

The Portfolio is treated as a partnership for federal income tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

5.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolio with a par value of $0.001 per share. As of June 30, 2019, the Portfolio offers only a single share class to investors.

As of June 30, 2019, all shares of the Portfolio were owned of record by the following affiliates of the Investment Manager: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios as part of their investments.

In addition, two shareholders of record, each holding greater than 5% of the Portfolio, held 95% of the Portfolio’s outstanding shares, of which 95% were held by an affiliate of Prudential.

6.	Risks of Investing in the Portfolio

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below:

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of

B4

an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

7.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolio’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Investment Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Investment Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B5

Financial Highlights

(unaudited)

	AST Government Money Market Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)	2017(a)	2016(a)		2015(a)		2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.01		0.01	— (b)	—	(b)	—	(b)	—	(b)
Less Dividends and Distributions:	(0.01)		(0.01)	— (b)	—		—		—
Capital Contributions	—	(b)(c)	—	—	—		—		—

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	0.94	%(e)	1.30%	0.34%	—	%(f)	—	%(f)	—	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$725		$757	$866	$997		$1,075		$1,106
Average net assets (in millions)	$720		$744	$933	$1,084		$1,078		$1,196
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.57%	0.45%		0.19%		0.16%
Expenses before waivers and/or expense reimbursement	0.57	%(g)	0.59%	0.59%	0.59%		0.59%		0.60%
Net investment income (loss)	1.88	%(g)	1.28%	0.33%	—	%(f)	—	%(f)	—	%(f)

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Less than 0.005%.

(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager) and the AST Government Money Market Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the subadviser, which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., which serves as subadviser to the Portfolio, is affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three- five-, and ten-year periods ended December 31, 2018, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Broadridge. The comparisons used by the Board placed the Portfolio in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes certain key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2019 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-F

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2019

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AB Global Bond Portfolio

AST American Funds Growth Allocation Portfolio

AST BlackRock 60/40 Target Allocation ETF Portfolio

AST BlackRock 80/20 Target Allocation ETF Portfolio

AST FQ Absolute Return Currency Portfolio

AST Franklin Templeton K2 Global Absolute Return Portfolio

AST Goldman Sachs Global Growth Allocation Portfolio

AST Goldman Sachs Global Income Portfolio

AST Jennison Global Infrastructure Portfolio

AST Managed Alternatives Portfolio

AST Managed Equity Portfolio

AST Managed Fixed Income Portfolio

AST Neuberger Berman Long/Short Portfolio

AST PIMCO Dynamic Bond Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST QMA International Core Equity Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST Wellington Management Global Bond Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST AB Global Bond Portfolio	A3
	AST American Funds Growth Allocation Portfolio	A24
	AST BlackRock 60/40 Target Allocation ETF Portfolio	A26
	AST BlackRock 80/20 Target Allocation ETF Portfolio	A29
	AST FQ Absolute Return Currency Portfolio	A32
	AST Franklin Templeton K2 Global Absolute Return Portfolio	A40
	AST Goldman Sachs Global Growth Allocation Portfolio	A47
	AST Goldman Sachs Global Income Portfolio	A53
	AST Jennison Global Infrastructure Portfolio	A77
	AST Managed Alternatives Portfolio	A80
	AST Managed Equity Portfolio	A82
	AST Managed Fixed Income Portfolio	A84
	AST Neuberger Berman Long/Short Portfolio	A87
	AST PIMCO Dynamic Bond Portfolio	A97
	AST Prudential Flexible Multi-Strategy Portfolio	A113
	AST QMA International Core Equity Portfolio	A123
	AST T. Rowe Price Diversified Real Growth Portfolio	A132
	AST Wellington Management Global Bond Portfolio	A162

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2019

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2019

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2019

AST AB Global Bond
Credit Quality	(% of Net Assets)
AAA	31.7%
AA	9.4%
A	16.8%
BBB	32.6%
BB	6.8%
B	(1.5)%
CCC and Below	0.7%
NR	0.0%
Cash/Cash Equivalents	3.5%
Total	100.0%

AST American Funds Growth Allocation
Top Largest Holdings	Line of Business	(% of Net Assets	)
American Funds Insurance Series - Asset Allocation Fund	Dynamic Allocation	25.0%
American Funds - Bond Fund of America (The) (Class R6)	Aggregate Bond	20.0%
American Funds Insurance Series - Growth-Income Fund	Blend Broad Market	20.0%
American New Perspective Fund (Class R6)	Growth Broad Market	20.0%
American Funds Insurance Series - Growth Fund	Growth Broad Market	15.0%

AST BlackRock 60/40 Target Allocation ETF
Ten Largest Holdings	Line of Business	(% of Net Assets	)
iShares Core S&P 500 ETF	Exchange-Traded Funds	24.8%
iShares U.S. Treasury Bond ETF	Exchange-Traded Funds	14.9%
iShares Core S&P Total US Stock Market ETF	Exchange-Traded Funds	10.0%
iShares Core MSCI EAFE ETF	Exchange-Traded Funds	8.8%
iShares Short Maturity Bond ETF	Exchange-Traded Funds	7.9%
iShares Intermediate-Term Corporate Bond ETF	Exchange-Traded Funds	7.0%
iShares Core MSCI Emerging Markets ETF	Exchange-Traded Funds	5.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	Exchange-Traded Funds	5.1%
iShares Global Tech ETF	Exchange-Traded Funds	4.1%
iShares Edge MSCI Min Vol USA ETF	Exchange-Traded Funds	4.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST BlackRock 80/20 Target Allocation ETF
Ten Largest Holdings	Line of Business	(% of Net Assets	)
iShares Core S&P 500 ETF	Exchange-Traded Funds	24.5%
iShares Core MSCI EAFE ETF	Exchange-Traded Funds	13.6%
iShares Core S&P Total US Stock Market ETF	Exchange-Traded Funds	12.8%
iShares U.S. Treasury Bond ETF	Exchange-Traded Funds	9.8%
iShares Core MSCI Emerging Markets ETF	Exchange-Traded Funds	7.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	Exchange-Traded Funds	5.0%
iShares Global Tech ETF	Exchange-Traded Funds	5.0%
iShares Edge MSCI Min Vol USA ETF	Exchange-Traded Funds	5.0%
iShares Core S&P Mid-Cap ETF	Exchange-Traded Funds	4.9%
iShares Short Maturity Bond ETF	Exchange-Traded Funds	3.9%

AST FQ Absolute Return Currency
Top Largest Holdings	Line of Business	Interest Rate	Maturity Date	(% of Net Assets	)
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio	Exchange-Traded Funds			20.1%
U.S. Treasury Bills	U.S. Treasury Obligations	2.398%	09/12/2019	17.8%
U.S. Treasury Bills	U.S. Treasury Obligations	2.367%	07/18/2019	12.4%
U.S. Treasury Bills	U.S. Treasury Obligations	2.323%	10/10/2019	7.2%
U.S. Treasury Bills	U.S. Treasury Obligations	2.122%	11/07/2019	7.2%
United Kingdom Treasury Bills	Foreign Treasury Obligations	0.758%	07/15/2019	4.4%
Canadian Treasury Bills	Foreign Treasury Obligations	1.664%	08/08/2019	3.4%

Holdings reflect only short-term investments.

AST Franklin Templeton K2 Global Absolute Return
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6 Stock)	Multi-sector	United States	22.6%
Franklin LibertyQ Emerging Markets ETF	Exchange-Traded Funds	United States	3.4%
SPDR Bloomberg Barclays High Yield Bond ETF	Exchange-Traded Funds	United States	1.7%
Allergan PLC	Pharmaceuticals	United States	1.0%
Citigroup, Inc.	Banks	United States	0.9%
Kellogg Co.	Food Products	United States	0.9%
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	Singapore	0.9%
BP PLC	Oil, Gas & Consumable Fuels	United Kingdom	0.8%
Royal Dutch Shell PLC (Class B Stock)	Oil, Gas & Consumable Fuels	Netherlands	0.8%
Roche Holding AG	Pharmaceuticals	Switzerland	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Goldman Sachs Global Growth Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
iShares Core MSCI EAFE ETF	Exchange-Traded Funds	18.8%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	Exchange-Traded Funds	15.1%
Goldman Sachs Core Fixed Income Fund	Aggregate Bond	14.0%
iShares Core MSCI Emerging Markets ETF	Exchange-Traded Funds	7.2%
Goldman Sachs Tactical Tilt Overlay Fund	Allocation 50% - 70% Equity	5.0%
Goldman Sachs Absolute Return Tracker Fund	Multi Strategy	4.9%
Goldman Sachs Emerging Markets Equity Insights Fund	Emerging Markets	4.0%
Goldman Sachs ActiveBeta International Equity ETF	Exchange-Traded Funds	3.8%
Goldman Sachs Managed Futures Strategy Fund	Managed Futures	2.5%
Goldman Sachs Alternative Premia Fund	Multialternative	2.4%

AST Goldman Sachs Global Income
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Federal National Mortgage Assoc., 4.500%, TBA	U.S. Government Agency Obligations	United States	5.7%
Federal National Mortgage Assoc., 4.000%, TBA	U.S. Government Agency Obligations	United States	4.9%
Government National Mortgage Assoc., 4.500%, TBA	U.S. Government Agency Obligations	United States	4.0%
Kreditanstalt fuer Wiederaufbau Gov’t. Gtd. Notes	Banks	Germany	3.1%
Japan Government Ten Year Bond Sr. Unsec’d. Notes, 0.100%, 3/20/29	Sovereign Bonds	Japan	2.9%
Japan Government Twenty Year Bond Sr. Unsec’d. Notes, 1.200%, 3/20/35	Sovereign Bonds	Japan	2.6%
Japan Government Five Year Bond Sr. Unsec’d. Notes, 0.100%, 3/20/23	Sovereign Bonds	Japan	2.2%
Government National Mortgage Assoc., 4.500%, 9/20/48	U.S. Government Agency Obligations	United States	2.0%
Japan Government Thirty Year Bond Sr. Unsec’d. Notes, 1.400%, 9/20/45	Sovereign Bonds	Japan	2.0%
Bundesobligation Bonds, 0.000%, 4/05/24	Sovereign Bonds	Germany	1.5%

AST Jennison Global Infrastructure
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
NextEra Energy, Inc.	Electric Utilities	United States	5.1%
FirstEnergy Corp.	Electric Utilities	United States	3.7%
ONEOK, Inc.	Oil, Gas & Consumable Fuels	United States	3.6%
Atlantia SpA	Transportation Infrastructure	Italy	3.4%
Union Pacific Corp.	Road & Rail	United States	3.4%
Williams Cos., Inc. (The)	Oil, Gas & Consumable Fuels	United States	3.3%
RWE AG	Multi-Utilities	Germany	3.3%
Ferrovial SA	Construction & Engineering	Spain	3.1%
Aqua America, Inc.	Water Utilities	United States	2.9%
Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	United States	2.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Managed Alternatives
Top Largest Holdings	Line of Business	(% of Net Assets	)
AST PIMCO Dynamic Bond Portfolio	Core Bond	33.0%
AST Neuberger Berman Long/Short Portfolio	Core Bond	26.6%
AST FQ Absolute Return Currency Portfolio	Multicurrency	24.5%
Gabelli ABC Fund (Advisor Class Shares)	Market Neutral	8.8%
Arbitrage Fund (The) (Institutional Shares)	Capital Growth	6.0%

AST Managed Equity
Ten Largest Holdings	Line of Business	(% of Net Assets	)
AST International Growth Portfolio	International Growth	14.3%
AST International Value Portfolio	International Value	13.4%
AST Loomis Sayles Large-Cap Growth Portfolio	Large/Mid-Cap Growth	11.4%
AST AQR Emerging Markets Equity Portfolio	Emerging Markets	10.4%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	9.1%
AST QMA US Equity Alpha Portfolio	Large/Mid-Cap Value	8.8%
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Large/Mid-Cap Value	7.2%
AST Mid-Cap Growth Portfolio	Large/Mid-Cap Growth	6.3%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	5.1%
AST MFS Global Equity Portfolio	International Growth	4.9%

AST Managed Fixed Income
Top Largest Holdings	Line of Business	(% of Net Assets	)
AST Prudential Core Bond Portfolio	Core Bond	78.3%
AST Wellington Management Global Bond Portfolio	Core Bond	6.6%
AST High Yield Portfolio	High Yield	3.8%
AST Western Asset Emerging Markets Debt Portfolio	Emerging Markets	3.7%
AST Blackrock Low Duration Bond Portfolio	Core Bond	2.0%
iShares TIPS Bond ETF	Exchange-Traded Funds	1.0%
AST PIMCO Dynamic Bond Portfolio	Core Bond	1.0%
iShares 3-7 Year Treasury Bond ETF	Exchange-Traded Funds	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Neuberger Berman Long/Short
Ten Largest Holdings — Long	Line of Business	(% of Net Assets	)
IHS Markit Ltd.	Professional Services	1.7%
Visa, Inc. (Class A Stock)	IT Services	1.5%
McDonald’s Corp.	Hotels, Restaurants & Leisure	1.5%
Ashland Global Holdings, Inc.	Chemicals	1.3%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	Capital Markets	1.3%
PVH Corp.	Textiles, Apparel & Luxury Goods	1.2%
Univar, Inc.	Trading Companies & Distributors	1.2%
Microsoft Corp.	Software	1.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.1%
HD Supply Holdings, Inc.	Trading Companies & Distributors	1.1%

AST Neuberger Berman Long/Short
Ten Largest Holdings — Short	Line of Business	(% of Net Assets	)
iShares Russell Mid-Cap ETF	Exchange-Traded Funds	0.7%
Utilities Select Sector SPDR Fund	Exchange-Traded Funds	0.4%
AptarGroup, Inc.	Containers & Packaging	0.4%
Western Union Co. (The)	IT Services	0.4%
PACCAR, Inc.	Machinery	0.3%
Discovery, Inc.	Media	0.3%
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	0.3%
Omnicom Group, Inc.	Media	0.3%
Core Laboratories NV	Energy Equipment & Services	0.3%
Waddell & Reed Financial, Inc.	Capital Markets	0.3%

AST PIMCO Dynamic Bond
Credit Quality	(% of Net Assets)
AAA	69.1%
AA	2.4%
A	6.0%
BBB	13.5%
BB	4.2%
B	1.3%
CCC and Below	3.5%
NR	0.0%
Cash/Cash Equivalents	0.0%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Prudential Flexible Multi-Strategy
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
AST QMA US Equity Alpha Portfolio	Large/Mid-Cap Value	United States	26.7%
AST Prudential Core Bond Portfolio	Core Bond	United States	25.1%
iShares 3-7 Year Treasury Bond ETF	Exchange-Traded Funds	United States	3.8%
AST High Yield Portfolio	High Yield	United States	3.4%
AST Cohen & Steers Global Realty Portfolio	Global Real Estate	United States	2.7%
iShares 7-10 Year Treasury Bond ETF	Exchange-Traded Funds	United States	2.1%
iShares 1-3 Year Treasury Bond ETF	Exchange-Traded Funds	United States	2.0%
iShares 20+ Year Treasury Bond ETF	Exchange-Traded Funds	United States	1.2%
Burberry Group PLC	Textiles, Apparel & Luxury Goods	United Kingdom	0.6%
Deutsche Post AG	Air Freight & Logistics	Germany	0.6%

AST QMA International Core Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Nestle SA	Food Products	Switzerland	2.4%
Roche Holding AG	Pharmaceuticals	Switzerland	2.1%
Novartis AG	Pharmaceuticals	Switzerland	1.6%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	1.6%
Allianz SE	Insurance	Germany	1.4%
Sanofi	Pharmaceuticals	France	1.3%
Enel SpA	Electric Utilities	Italy	1.1%
Deutsche Telekom AG	Diversified Telecommunication Services	Germany	1.1%
Mitsubishi UFJ Financial Group, Inc.	Banks	Japan	1.1%
Royal Dutch Shell PLC (Class A Stock)	Oil, Gas & Consumable Fuels	Netherlands	1.0%

AST T. Rowe Price Diversified Real Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
T. Rowe Price Emerging Markets Bond Fund	Emerging Markets	3.3%
T. Rowe Price Institutional High Yield Fund	High Yield	2.5%
T. Rowe Price Institutional Floating Rate Fund	Bank Loan	2.5%
Microsoft Corp.	Software	2.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.4%
Boeing Co. (The)	Aerospace & Defense	0.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.9%
Visa, Inc. (Class A Stock)	IT Services	0.9%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 07/15/22	U.S. Treasury Obligations	0.9%
U.S. Treasury Notes, 1.625%, 08/31/22	U.S. Treasury Obligations	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2019

AST Wellington Management Global Bond
Credit Quality	(% of Net Assets)
AAA	35.9%
AA	13.6%
A	26.1%
BBB	23.5%
BB	0%
B	0%
CCC and Below	0%
NR	0.9%
Cash/Cash Equivalents	0%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST AB Global Bond Portfolio	Actual	$1,000.00	$1,056.80	0.90%	$4.59
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

AST American Funds Growth Allocation Portfolio	Actual	$1,000.00	$1,135.10	0.92%	$4.87
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST BlackRock 60/40 Target Allocation ETF Portfolio	Actual**	$1,000.00	$1,117.00	0.75%	$3.89
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

AST BlackRock 80/20 Target Allocation ETF Portfolio	Actual**	$1,000.00	$1,143.00	0.75%	$3.94
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

AST FQ Absolute Return Currency Portfolio	Actual	$1,000.00	$979.40	1.24%	$6.09
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

AST Franklin Templeton K2 Global Absolute Return Portfolio	Actual	$1,000.00	$1,023.60	1.18%	$5.92
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

AST Goldman Sachs Global Growth Allocation Portfolio	Actual	$1,000.00	$1,129.20	1.22%	$6.44
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11

AST Goldman Sachs Global Income Portfolio	Actual	$1,000.00	$1,074.90	0.92%	$4.73
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST Jennison Global Infrastructure Portfolio	Actual	$1,000.00	$1,197.10	1.26%	$6.86
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

AST Managed Alternatives Portfolio	Actual	$1,000.00	$1,038.20	1.56%	$7.88
	Hypothetical	$1,000.00	$1,017.06	1.56%	$7.80

AST Managed Equity Portfolio	Actual	$1,000.00	$1,165.10	1.25%	$6.71
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

AST Managed Fixed Income Portfolio	Actual	$1,000.00	$1,062.40	1.25%	$6.39
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2019

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Neuberger Berman Long/Short Portfolio	Actual	$1,000.00	$1,110.30	1.85%	$9.68
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

AST PIMCO Dynamic Bond Portfolio	Actual	$1,000.00	$1,040.70	1.02%	$5.16
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

AST Prudential Flexible Multi-Strategy Portfolio	Actual	$1,000.00	$1,087.60	1.49%	$7.71
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

AST QMA International Core Equity Portfolio	Actual	$1,000.00	$1,119.50	1.00%	$5.26
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST T. Rowe Price Diversified Real Growth Portfolio	Actual	$1,000.00	$1,145.80	1.05%	$5.59
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST Wellington Management Global Bond Portfolio	Actual	$1,000.00	$1,059.90	0.90%	$4.60
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses are calculated using the 179 day period ended June 30, 2019 due to the Portfolio’s commencement of operations on January 2, 2019.

GLOSSARY

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BBSW	Australian Bank Bill Swap Reference Rate
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations

SEE NOTES TO FINANCIAL STATEMENTS.

A1

GLOSSARY (continued)

NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REIT(s)	Real Estate Investment Trust(s)
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.6%
ASSET-BACKED SECURITIES — 3.5%
Cayman Islands — 2.4%
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750%
4.336%(c)	04/26/31	1,250	$1,243,007
Dryden 57 CLO Ltd.,
Series 2018-57A, Class A, 144A, 3 Month LIBOR + 1.010%
3.528%(c)	05/15/31	4,025	3,985,378
Goldentree Loan Opportunities Ltd.,
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070%
3.671%(c)	01/18/31	1,805	1,791,876
Greywolf CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.160%
3.740%(c)	01/27/31	1,674	1,663,842
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.616%(c)	04/26/31	1,205	1,188,390
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630%
4.216%(c)	04/26/31	1,380	1,361,750
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.732%(c)	10/19/28	4,830	4,824,993
Marble Point CLO Ltd.,
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	12/18/30	3,690	3,672,229
Octagon Loan Funding Ltd.,
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.180%
3.700%(c)	11/18/31	2,280	2,268,321
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020%
3.617%(c)	04/15/31	4,210	4,161,500
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.658%(c)	01/17/31	1,774	1,758,226
Rockford Tower CLO Ltd.,
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190%
3.782%(c)	10/20/30	3,612	3,608,033
Sound Point CLO Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000%
3.597%(c)	04/15/31	6,035	5,950,280
THL Credit Wind River CLO Ltd.,
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.140%
3.737%(c)	01/15/31	4,146	4,096,428
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450%
3.970%(c)	11/20/30	1,500	1,469,072

			43,043,325

United States — 1.1%
CPS Auto Receivables Trust,
Series 2016-C, Class E, 144A
8.390%	09/15/23	500	532,303
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	736,047
DT Auto Owner Trust,
Series 2018-01A, Class A, 144A
2.590%	05/17/21	71	70,751
Exeter Automobile Receivables Trust,
Series 2017-01A, Class D, 144A
6.200%	11/15/23	5,500	5,793,911

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	3,300	$3,303,586
Invitation Homes Trust,
Series 2018-SFR04, Class E, 144A, 1 Month LIBOR + 1.950%
4.344%(c)	01/17/38	3,497	3,496,596
SoFi Consumer Loan Program LLC,
Series 2017-01, Class B, 144A
4.730%(cc)	01/26/26	4,295	4,472,913
Series 2017-02, Class A, 144A
3.280%	02/25/26	922	928,456
Series 2018-01, Class B, 144A
3.650%	02/25/27	1,406	1,439,284

			20,773,847

TOTAL ASSET-BACKED SECURITIES (cost $63,646,714)			63,817,172

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	2,713	2,842,843
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000%
3.394%(c)	05/15/35	3,000	3,001,878
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250%
3.644%(c)	07/15/35	4,220	4,221,264
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088%
3.482%(c)	09/15/37	2,745	2,735,412
Citigroup Commercial Mortgage Trust,
Series 2015-SHP02, Class E, 144A, 1 Month LIBOR + 4.350%
6.744%(c)	07/15/27	1,185	1,184,487
Commercial Mortgage Trust,
Series 2013-CR06, Class D, 144A
4.219%(cc)	03/10/46	1,910	1,906,173
Series 2013-CR10, Class D, 144A
4.952%(cc)	08/10/46	2,020	2,045,347
Series 2013-LC06, Class D, 144A
4.404%(cc)	01/10/46	3,975	4,063,645
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030%
3.420%(c)	11/19/35	4,604	4,600,943
GS Mortgage Securities Trust,
Series 2012-GC06, Class D, 144A
5.840%(cc)	01/10/45	524	537,198
Series 2013-G01, Class A1, 144A
2.059%	04/10/31	438	435,796
Series 2014-GC22, Class D, 144A
4.848%(cc)	06/10/47	600	581,243
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.816%(cc)	11/15/48	1,790	1,887,313

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class E, 144A
5.303%(cc)	06/15/45			1,144	$1,099,074
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39			893	616,332
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.735%
4.129%(c)	11/15/26			1,450	1,385,643
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220%
3.614%(c)	11/15/27			1,860	1,854,900
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47			1,112	1,019,816

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $34,935,927)					36,019,307

CORPORATE BONDS — 27.9%
Australia — 0.5%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22		EUR	1,509	1,923,111
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21		EUR	2,814	3,283,762
3.000%	05/03/22		EUR	869	1,081,450
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21		EUR	2,689	3,156,669

					9,444,992

Brazil — 0.2%
BRF SA,
Sr. Unsec’d. Notes
3.950%	05/22/23			692	680,305
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
Gtd. Notes
5.893%	04/29/24			296	323,380
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26			724	753,974
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42	(d)		1,850	117,475
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24			1,543	1,665,298

					3,540,432

Canada — 0.8%
Bank of Montreal,
Covered Bonds
0.200%	01/26/23		EUR	3,690	4,265,945
0.750%	09/21/22		EUR	2,129	2,503,124

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Canada (continued)
Canadian Imperial Bank of Commerce,
Covered Bonds
0.000%	07/25/22		EUR	5,837	$6,699,298
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21		CAD	2,334	1,812,929

					15,281,296

China — 0.2%
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, 144A, MTN
2.250%	05/04/20			4,300	4,293,163

Denmark — 0.7%
Danske Bank A/S,
Covered Bonds, EMTN
0.125%	02/14/22		EUR	5,790	6,666,778
Jr. Sub. Notes, EMTN
5.875%(ff)	—	(rr)	EUR	2,410	2,891,134
Sr. Unsec’d. Notes, 144A
5.375%	01/12/24			2,670	2,885,917

					12,443,829

Finland — 0.1%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23			1,858	1,933,985

France — 1.7%
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
4.705%(ff)	01/10/25			4,748	5,094,273
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24			1,447	1,565,336
Sub. Notes, 144A, MTN
5.700%	10/22/23			962	1,051,483
Caisse Nationale de Reassurance Mutuelle Agricole Groupama,
Sub. Notes
6.000%	01/23/27		EUR	1,800	2,546,051
CNP Assurances,
Sub. Notes
4.250%(ff)	06/05/45		EUR	4,100	5,308,978
4.500%(ff)	06/10/47		EUR	700	930,627
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48		EUR	4,100	5,397,866
Credit Agricole SA,
Jr. Sub. Notes
6.500%(ff)	—	(rr)	EUR	2,295	2,852,957
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/04/24			518	528,328
3.375%	01/10/22			750	764,896
4.125%	01/10/27	(a)		1,063	1,123,796
Europcar Mobility Group,
Sr. Unsec’d. Notes, 144A
4.000%	04/30/26		EUR	624	725,515

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (continued)
Loxam SAS,
Sr. Sub Notes
4.250%	04/15/24		EUR	474	$565,760
Societe Generale SA,
Jr. Sub. Notes
6.750%(ff)	—	(rr)	EUR	1,431	1,737,026

					30,192,892

Germany — 0.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
Sub. Notes
3.250%(ff)	05/26/49		EUR	4,200	5,528,212
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26		EUR	1,149	1,345,724
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24		EUR	3,800	4,409,223
Volkswagen International Finance NV,
Gtd. Notes
1.875%	03/30/27		EUR	2,100	2,475,594
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24		EUR	2,095	2,579,602

					16,338,355

India — 0.5%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27			3,178	3,168,879
Sr. Unsec’d. Notes, 144A
3.950%	01/19/22			3,290	3,354,925
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26			1,935	1,940,786

					8,464,590

Ireland — 0.9%
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			4,271	4,490,025
Allied Irish Banks PLC,
Jr. Sub. Notes, EMTN
7.375%(ff)	—	(rr)	EUR	861	1,056,143
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23			6,085	6,332,034
James Hardie International Finance DAC,
Gtd. Notes
3.625%	10/01/26		EUR	634	763,564
Smurfit Kappa Acquisitions ULC,
Gtd. Notes
2.875%	01/15/26		EUR	2,900	3,586,722

					16,228,488

Italy — 1.0%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47		EUR	1,864	2,428,441

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Italy (continued)
Enel Finance International NV,
Gtd. Notes, 144A
4.250%	09/14/23			3,508	$3,683,857
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	(a)		2,523	2,640,522
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22			4,215	4,172,131
Sub. Notes, 144A, MTN
5.017%	06/26/24			1,772	1,776,815
UniCredit SpA,
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/12/22			3,066	3,102,144

					17,803,910

Japan — 0.6%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22		EUR	5,135	6,039,063
4.400%	11/26/23			3,981	4,265,488

					10,304,551

Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26			1,809	1,839,919

Kuwait — 0.2%
Equate Petrochemical BV,
Gtd. Notes, 144A
3.000%	03/03/22			4,446	4,435,739

Netherlands — 1.0%
ABN AMRO Bank NV,
Jr. Sub. Notes
5.750%(ff)	—	(rr)	EUR	3,900	4,662,677
ASR Nederland NV,
Sub. Notes
5.125%(ff)	09/29/45		EUR	4,030	5,355,812
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25			3,128	3,320,968
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25		EUR	1,735	2,090,452
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27			85	107,897
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.875%	06/18/26			1,834	1,884,892

					17,422,698

Norway — 0.2%
DNB Boligkreditt A/S,
Covered Bonds, EMTN
2.750%	03/21/22		EUR	2,645	3,265,654

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Saudi Arabia — 0.3%
SABIC Capital II BV,
Gtd. Notes, 144A
4.000%	10/10/23			2,526	$2,623,883
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24			2,180	2,194,120
3.500%	04/16/29			531	537,832

					5,355,835

South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22			200	204,420
Gold Fields Orogen Holdings BVI Ltd.,
Gtd. Notes, 144A
5.125%	05/15/24			926	965,934

					1,170,354

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%(ff)	—	(a)(rr)	EUR	2,600	3,056,400
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21		EUR	3,300	3,863,052
Banco Santander SA,
Jr. Sub. Notes
6.250%(ff)	—	(rr)	EUR	1,900	2,271,215
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	01/12/23		EUR	1,900	2,203,890
1.125%	05/17/24		EUR	1,700	1,997,615

					13,392,172

Supranational Bank — 1.0%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
1.250%	05/12/25		SEK	150,250	17,196,244

Sweden — 0.1%
Skandinaviska Enskilda Banken AB,
Jr. Sub. Notes
5.625%(ff)	—	(rr)		1,000	1,009,476

Switzerland — 1.9%
Credit Suisse AG,
Covered Bonds, EMTN
0.750%	09/17/21		EUR	5,725	6,670,067
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%(ff)	—	(rr)		2,887	3,006,089
Sr. Unsec’d. Notes
2.125%(ff)	09/12/25		GBP	2,636	3,320,628
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	06/09/23			2,288	2,372,820
4.550%	04/17/26			1,595	1,734,950
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
1.875%	09/13/23		EUR	2,800	3,342,787

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Switzerland (continued)
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27	(a)		1,190	$1,201,633
UBS AG,
Covered Bonds, 144A
4.000%	04/08/22		EUR	2,755	3,509,970
Covered Bonds, EMTN
1.375%	04/16/21		EUR	2,535	2,973,545
Sub. Notes
7.625%	08/17/22			2,505	2,809,884
UBS Group Funding Switzerland AG,
Gtd. Notes
6.875%(ff)	—	(rr)		3,035	3,156,400
7.125%(ff)	—	(rr)		214	224,700

					34,323,473

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Covered Bonds
2.375%	05/04/21		EUR	1,239	1,395,623

United Kingdom — 3.3%
Aviva PLC,
Sub. Notes, EMTN
3.375%(ff)	12/04/45		EUR	1,596	1,937,457
6.125%(ff)	07/05/43		EUR	1,733	2,311,503
Barclays Bank PLC,
Sub. Notes, EMTN
6.625%	03/30/22		EUR	875	1,146,550
Barclays PLC,
Jr. Sub. Notes
8.000%(ff)	—	(a)(rr)	EUR	1,603	1,970,835
Sr. Unsec’d. Notes
3.684%	01/10/23	(a)		2,440	2,471,959
Sub. Notes
5.088%(ff)	06/20/30			3,663	3,746,338
HSBC Holdings PLC,
Jr. Sub. Notes, EMTN
4.750%(ff)	—	(rr)	EUR	1,436	1,714,291
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26			2,082	2,214,875
Sub. Notes
4.250%	03/14/24			1,535	1,620,498
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
4.050%	08/16/23			498	519,836
4.375%	03/22/28			581	617,280
4.450%	05/08/25			1,015	1,080,628
Sub. Notes
4.500%	11/04/24	(a)		2,033	2,126,758
4.582%	12/10/25			2,475	2,582,584
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26			2,265	2,265,384
Sub. Notes, EMTN
2.000%(ff)	07/25/29		EUR	1,570	1,787,811
NatWest Markets PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	06/14/23		EUR	2,250	2,598,679

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25			2,478	$2,627,671
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 2.320%
4.650%(c)	—	(rr)		1,500	1,425,000
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	08/05/21			3,975	3,977,266
4.796%(ff)	11/15/24			2,717	2,886,812
Sub. Notes, 144A, MTN
4.750%	09/15/25			1,701	1,763,676
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20		EUR	2,653	3,100,440
4.250%	04/12/21		EUR	2,450	3,015,274
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
4.093%(c)	—	(rr)		3,200	2,688,000
Sr. Unsec’d. Notes, 144A
3.785%(ff)	05/21/25			4,225	4,313,405
4.247%(ff)	01/20/23			631	651,016
Sub. Notes, 144A
3.950%	01/11/23			243	248,498
5.200%	01/26/24			578	619,390

					60,029,714

United States — 10.8%
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30			2,710	3,834,650
Allergan Funding SCS,
Gtd. Notes
2.625%	11/15/28		EUR	715	893,248
Altria Group, Inc.,
Gtd. Notes
1.000%	02/15/23		EUR	1,848	2,148,162
1.700%	06/15/25		EUR	3,382	3,993,689
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22			2,520	2,419,200
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23		EUR	1,249	1,539,680
3.400%	05/15/25			4,288	4,408,087
3.550%	06/01/24			1,383	1,438,663
4.125%	02/17/26			1,112	1,182,882
Bank of America Corp.,
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%
5.797%(c)	—	(rr)		1,645	1,639,999
Jr. Sub. Notes, Series Z
6.500%(ff)	—	(rr)		1,721	1,897,402
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24		EUR	3,340	4,192,052
Sr. Unsec’d. Notes, MTN
3.124%(ff)	01/20/23			1,300	1,319,265

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24			828	$835,841
3.875%	01/15/27			1,790	1,754,023
Broadcom, Inc.,
Gtd. Notes, 144A
3.625%	10/15/24			2,570	2,582,775
4.250%	04/15/26			1,715	1,740,511
Capital One Financial Corp.,
Sr. Unsec’d. Notes
0.800%	06/12/24		EUR	1,927	2,205,080
CBS Corp.,
Gtd. Notes
4.000%	01/15/26			482	504,359
4.200%	06/01/29	(a)		2,568	2,720,339
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25			3,920	4,255,722
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes
4.930%	12/30/25^			4,200	4,200,000
Chubb INA Holdings, Inc.,
Gtd. Notes
0.875%	06/15/27		EUR	1,236	1,423,474
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)		2,270	2,334,286
Sr. Unsec’d. Notes, EMTN
0.750%	10/26/23		EUR	1,487	1,729,741
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25		EUR	1,794	2,103,298
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24			1,205	1,236,631
6.000%	03/01/26			1,685	1,727,125
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25			3,445	3,633,408
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26			420	463,336
DH Europe Finance SA,
Gtd. Notes
2.500%	07/08/25		EUR	100	126,868
Energy Transfer Operating LP,
Gtd. Notes
4.250%	03/15/23			2,580	2,693,304
4.500%	04/15/24			1,149	1,222,676
4.900%	02/01/24			621	666,838
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24		EUR	1,227	1,458,007
2.875%	02/01/26		EUR	1,120	1,333,327

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28			2,446	$2,489,758
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.400%	01/15/21		EUR	1,359	1,556,822
1.500%	05/21/27		EUR	3,724	4,417,536
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27		EUR	1,506	1,722,895
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27			1,265	1,273,855
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23			666	675,684
Sr. Unsec’d. Notes
5.100%	01/17/24			2,297	2,456,320
Sr. Unsec’d. Notes, EMTN
2.200%	04/01/24		EUR	827	988,729
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—	(a)(rr)		993	953,280
Jr. Sub. Notes, Series Q
5.500%(ff)	—	(rr)		1,364	1,398,953
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23		EUR	3,450	4,187,162
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23			452	456,371
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21			483	490,660
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24	(a)		140	148,288
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27			1,749	1,814,202
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26			1,229	1,264,334
IHS Markit Ltd.,
Sr. Unsec’d. Notes
3.625%	05/01/24			1,182	1,218,228
International Business Machines Corp.,
Sr. Unsec’d. Notes
0.375%	01/31/23		EUR	3,475	4,000,776
Sr. Unsec’d. Notes, EMTN
0.875%	01/31/25		EUR	2,223	2,609,084
International Game Technology PLC,
Sr. Sec’d. Notes
4.750%	02/15/23		EUR	1,320	1,672,083
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	(a)		616	672,980

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24			2,812	$3,081,467
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			139	141,277
3.600%	02/01/25			1,059	1,095,308
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24			917	937,633
LKQ European Holdings BV,
Gtd. Notes
3.625%	04/01/26		EUR	102	122,304
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39			163	267,394
Medtronic Global Holdings SCA,
Gtd. Notes
1.125%	03/07/27		EUR	1,703	2,018,127
Sr. Unsec’d. Notes, EMTN
0.250%	07/02/25		EUR	1,155	1,308,084
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	(a)		2,439	2,628,022
Morgan Stanley,
Jr. Sub. Notes, Series J
5.550%(ff)	—	(rr)		1,265	1,278,915
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26		EUR	5,870	6,989,159
1.750%	03/11/24		EUR	3,455	4,180,517
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39			939	1,535,981
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21			2,490	2,636,287
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.375%	05/15/26		EUR	499	585,854
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26			1,910	1,876,575
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22			3,193	3,255,068
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.625%	11/08/24		EUR	3,700	4,296,616
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24			2,188	2,219,109
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.400%	07/13/27			4,243	4,427,629

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23			170	$175,429
4.750%	01/01/25	(a)		805	813,529
4.875%	03/01/24			820	841,693
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25			525	531,253
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27	(a)		764	706,700
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25			2,330	2,420,287
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29			4,305	4,466,437
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23			1,217	1,242,861
Synchrony Financial,
Sr. Unsec’d. Notes
4.375%	03/19/24			521	545,560
4.500%	07/23/25			3,180	3,338,460
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20			533	543,191
Tenneco, Inc.,
Sr. Sec’d. Notes
5.000%	07/15/24	(a)	EUR	1,395	1,559,145
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26			683	686,415
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			2,103	2,213,407
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	(a)		1,060	1,120,288
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.000%	03/01/26			1,213	1,290,130
4.350%	03/01/29			1,364	1,491,641
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	—	(rr)		1,761	1,827,037
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53			2,575	2,670,172
Wabtec Corp.,
Gtd. Notes
4.400%	03/15/24			1,194	1,264,107
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22		EUR	315	387,088

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	(a)		2,553	$2,504,621
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25			1,192	1,250,103
4.500%	11/15/23			368	392,974
WPC Eurobond BV,
Gtd. Notes
2.125%	04/15/27		EUR	2,199	2,623,159
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22			123	124,845
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24	(a)		2,545	2,713,606

					194,951,412

TOTAL CORPORATE BONDS (cost $488,754,028)					502,058,796

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
Bermuda — 0.9%
Bellemeade Re Ltd.,
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	08/25/28			1,514	1,514,124
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750%
4.154%(c)	03/25/29			3,154	3,177,096
Series 2019-02A, Class M1C, 144A, 1 Month LIBOR + 2.000%
4.404%(c)	04/25/29			2,109	2,108,639
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.104%(c)	11/25/28			3,483	3,483,340
Radnor Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.950%
4.354%(c)	02/25/29			1,879	1,891,879
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750%
4.133%(c)	06/25/29			3,828	3,829,189

					16,004,267

United States — 3.3%
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300%
4.704%(c)	08/25/31			1,669	1,683,554
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150%
4.554%(c)	09/25/31			1,080	1,085,812
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
7.404%(c)	11/25/24			2,858	3,128,576
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
6.704%(c)	02/25/25			2,099	2,245,306
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
6.404%(c)	05/25/25			1,487	1,584,846
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
6.404%(c)	05/25/25			2,555	2,657,550
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.404%(c)	07/25/25			1,067	1,167,117

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.404%(c)	07/25/25	4,186	$4,474,575
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550%
7.954%(c)	04/25/28	4,167	4,522,106
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750%
9.154%(c)	08/25/28	2,716	3,067,232
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950%
9.354%(c)	08/25/28	688	773,952
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000%
8.404%(c)	09/25/28	2,510	2,774,083
Series 2016-C03, Class 1M2, 1 Month LIBOR + 5.300%
7.704%(c)	10/25/28	432	479,341
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900%
8.304%(c)	10/25/28	2,461	2,707,768
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.654%(c)	01/25/29	1,227	1,317,415
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450%
6.854%(c)	01/25/29	3,280	3,492,430
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350%
6.754%(c)	05/25/29	1,039	1,109,513
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650%
6.054%(c)	09/25/29	1,284	1,366,645
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100%
4.504%(c)	06/25/39	2,596	2,602,637
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA02, Class M2, 1 Month LIBOR + 2.600%
5.004%(c)	12/25/27	374	377,319
Series 2015-DNA03, Class M3, 1 Month LIBOR + 4.700%
7.104%(c)	04/25/28	684	760,660
Series 2015-HQA01, Class M2, 1 Month LIBOR + 2.650%
5.054%(c)	03/25/28	555	559,730
Series 2015-HQA02, Class M2, 1 Month LIBOR + 2.800%
5.204%(c)	05/25/28	884	896,472
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800%
7.204%(c)	05/25/28	498	541,611
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900%
5.304%(c)	07/25/28	602	609,407
Series 2016-DNA02, Class M3, 1 Month LIBOR + 4.650%
7.054%(c)	10/25/28	1,114	1,202,811
Series 2016-DNA03, Class M2, 1 Month LIBOR + 2.000%
4.404%(c)	12/25/28	348	349,462
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.704%(c)	03/25/29	496	497,138
Series 2016-HQA01, Class M3, 1 Month LIBOR + 6.350%
8.754%(c)	09/25/28	1,182	1,359,620
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450%
5.854%(c)	10/25/29	3,059	3,271,001
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250%
6.654%(c)	11/25/24	876	950,940
Series 2015-CH01, Class M1, 144A, 1 Month LIBOR + 2.000%
4.404%(c)	10/25/25	92	92,783
PMT Credit Risk Transfer Trust,
Series 2019-01R, Class A, 144A, 1 Month LIBOR + 2.000%
4.429%(c)	03/27/24	2,601	2,602,854

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750%
5.162%(c)	05/27/23			2,812	$2,816,454

					59,128,720

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $72,844,994)					75,132,987

SOVEREIGN BONDS — 42.5%
Angola — 0.0%
Republic of Angola Via Northern Lights III BV,
Sr. Sec’d. Notes
7.000%	08/17/19			168	168,535

Austria — 0.6%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29		EUR	8,925	10,689,681

Belgium — 1.9%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 81, 144A
0.800%	06/22/27		EUR	10,274	12,558,165
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29		EUR	11,550	14,220,434
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50		EUR	5,888	7,879,767

					34,658,366

Brazil — 0.0%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28	(a)		525	550,725

Canada — 6.8%
Canadian Government Bond,
Unsec’d. Notes
2.750%	12/01/48		CAD	952	906,165
Unsec’d. Notes
2.250%	03/01/24		CAD	126,490	100,309,521
2.250%	06/01/29		CAD	23,905	19,567,732
Province of Ontario,
Sr. Unsec’d. Notes
2.400%	06/02/26		CAD	340	266,413
Unsec’d. Notes
2.600%	06/02/25		CAD	789	625,434
Province of Quebec,
Unsec’d. Notes
2.750%	09/01/25		CAD	1,243	994,969

					122,670,234

Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
7.500%	05/06/21			1,193	1,255,995
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27			2,215	2,386,663

					3,642,658

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Egypt — 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
6.200%	03/01/24		331	$344,541
7.500%	01/31/27		2,525	2,691,367

				3,035,908

Finland — 0.6%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/29	EUR	8,629	10,337,961

France — 1.8%
French Republic Government Bond OAT,
Bonds
0.500%	05/25/29	EUR	9,955	11,886,792
1.250%	05/25/34	EUR	9,950	12,772,040
Bonds, 144A
1.750%	06/25/39	EUR	5,689	7,880,250

				32,539,082

Gabon — 0.1%
Gabon Government International Bond,
Bonds
6.375%	12/12/24		1,740	1,721,974

Germany — 4.0%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.500%	02/15/28	EUR	17,950	22,062,599
2.500%	07/04/44	EUR	8,384	14,896,853
2.500%	08/15/46	EUR	7,363	13,366,244
Bonds, Series 2007
4.250%	07/04/39	EUR	10,774	22,484,693

				72,810,389

Indonesia — 1.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.450%	02/11/24		825	876,034
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		9,324	10,450,772
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
8.375%	03/15/34	IDR	145,041,000	10,882,567

				22,209,373

Ireland — 0.7%
Ireland Government Bond,
Unsec’d. Notes
1.000%	05/15/26	EUR	9,798	12,031,496

Italy — 5.6%
Italy Buoni Poliennali Del Tesoro,
Bonds
1.200%	04/01/22	EUR	14,765	17,018,623
1.350%	04/15/22	EUR	14,995	17,346,066
2.200%	06/01/27	EUR	10,985	12,914,990
Bonds, 144A
3.850%	09/01/49	EUR	11,362	14,930,428
Sr. Unsec’d. Notes
2.300%	10/15/21	EUR	14,335	16,973,206

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Italy (continued)
Sr. Unsec’d. Notes, 144A
2.450%	09/01/33	EUR	13,225	$15,208,560
Unsec’d. Notes, 144A
3.350%	03/01/35	EUR	5,094	6,392,092

				100,783,965

Ivory Coast — 0.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.375%	07/23/24		3,045	3,070,304
Sr. Unsec’d. Notes, 144A
5.125%	06/15/25	EUR	348	412,426

				3,482,730

Japan — 8.5%
Japan Government Ten Year Bond,
Sr. Unsec’d. Notes, Series 319
1.100%	12/20/21	JPY	1,211,600	11,604,906
Japan Government Thirty Year Bond,
Sr. Unsec’d. Notes, Series 62
0.500%	03/20/49	JPY	1,307,650	12,547,448
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes, Series 150
1.400%	09/20/34	JPY	1,594,600	17,752,321
Sr. Unsec’d. Notes, Series 158
0.500%	09/20/36	JPY	3,009,700	29,545,671
Sr. Unsec’d. Notes, Series 159
0.600%	12/20/36	JPY	1,039,200	10,370,024
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, Series 21, TIPS
0.100%	03/10/26	JPY	4,529,927	43,584,067
Sr. Unsec’d. Notes, Series 23, TIPS
0.100%	03/10/28	JPY	2,781,035	26,914,226

				152,318,663

Malaysia — 2.0%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0114
4.181%	07/15/24	MYR	17,700	4,419,699
Sr. Unsec’d. Notes, Series 0119
3.906%	07/15/26	MYR	19,804	4,894,619
Sr. Unsec’d. Notes, Series 0217
4.059%	09/30/24	MYR	17,779	4,425,123
Sr. Unsec’d. Notes, Series 0218
3.757%	04/20/23	MYR	32,140	7,871,114
Sr. Unsec’d. Notes, Series 0219
3.885%	08/15/29	MYR	28,335	6,997,568
Sr. Unsec’d. Notes, Series 0313
3.480%	03/15/23	MYR	12,960	3,142,926
Sr. Unsec’d. Notes, Series 0316
3.900%	11/30/26	MYR	18,501	4,558,774

				36,309,823

New Zealand — 0.2%
New Zealand Government Inflation Linked Bond,
Sr. Unsec’d. Notes, TIPS
2.000%	09/20/25	NZD	5,580	4,432,097

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Nigeria — 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
5.625%	06/27/22			1,630	$1,683,790
6.750%	01/28/21			1,565	1,631,215

					3,315,005

Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes
5.250%	01/20/20			100	101,415
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			2,221	2,329,385

					2,430,800

Russia — 0.1%
Russian Federal Bond,
Bonds, Series 6212
7.050%	01/19/28		RUB	161,255	2,516,074

Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	04/16/29	(a)		2,076	2,243,031

South Africa — 0.8%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2048
8.750%	02/28/48		ZAR	213,856	13,690,710

Spain — 2.3%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
1.950%	04/30/26		EUR	9,039	11,592,838
2.350%	07/30/33		EUR	20,031	27,657,139
2.900%	10/31/46		EUR	1,347	2,081,061

					41,331,038

Sri Lanka — 0.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24			757	773,335
7.850%	03/14/29			800	824,866

					1,598,201

Supranational Bank — 0.2%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
3.375%	04/03/37		EUR	2,460	4,113,413

Sweden — 1.0%
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, Series 2410, MTN
1.000%	10/02/24		SEK	153,480	17,211,769

United Kingdom — 3.0%
United Kingdom Gilt,
Bonds
1.500%	07/22/47		GBP	1,450	1,851,703
1.625%	10/22/28		GBP	20,170	27,418,590

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
United Kingdom (continued)
1.750%	09/07/22		GBP	2,955	$3,891,552
2.000%	09/07/25		GBP	3,455	4,747,905
2.250%	09/07/23		GBP	11,320	15,351,953

					53,261,703

TOTAL SOVEREIGN BONDS (cost $730,517,298)					766,105,404

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
Federal Home Loan Mortgage Corp.
4.000%	12/01/48			8,010	8,392,111
4.500%	11/01/48			7,776	8,264,201
4.500%	02/01/49			6,504	6,949,619
Federal National Mortgage Assoc.
3.500%	TBA	(tt)		7,445	7,611,640
3.500%	01/01/48			8,322	8,569,614
3.500%	02/01/48			4,342	4,466,431
3.500%	03/01/48			3,830	3,957,990
3.500%	03/01/48			7,195	7,397,490
3.500%	06/01/48			1,340	1,373,469
3.500%	06/01/48			1,795	1,842,039
3.500%	06/01/48			1,870	1,919,098
4.000%	08/01/48			3,674	3,846,952
4.000%	09/01/48			17,687	18,519,371
4.500%	09/01/48			9,022	9,581,798
4.500%	09/01/48			14,262	15,146,618
5.000%	02/01/48			49	51,462
5.000%	03/01/48			274	294,759
5.000%	05/01/48			177	187,278
5.000%	05/01/48			435	460,501
5.000%	06/01/48			109	115,273
5.000%	06/01/48			200	211,690
5.000%	06/01/48			297	315,306
5.000%	06/01/48			974	1,030,705
5.000%	07/01/48			170	179,859
5.000%	07/01/48			1,392	1,473,376
5.000%	07/01/48			1,588	1,680,578
5.000%	08/01/48			99	104,598
5.000%	08/01/48			515	545,955
5.000%	08/01/48			750	794,787
5.000%	08/01/48			1,058	1,118,945
5.000%	10/01/48			32	33,589
5.000%	10/01/48			515	546,041
5.000%	10/01/48			668	716,004
5.000%	11/01/48			119	126,200
5.000%	11/01/48			171	180,983
5.000%	11/01/48			415	438,573
5.000%	11/01/48			415	440,450
5.000%	11/01/48			1,445	1,532,839
5.000%	12/01/48			159	168,323
5.000%	12/01/48			369	389,778
5.000%	12/01/48			540	571,327
5.000%	12/01/48			1,150	1,219,926
5.000%	12/01/48			1,170	1,240,581
5.000%	01/01/49			54	57,790
5.000%	02/01/49			891	945,154

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $122,084,528)					125,011,071

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		36,119	$36,055,588
U.S. Treasury Notes
2.250%	08/15/27		3,793	3,885,112
2.375%	08/15/24		8,599	8,851,438
2.625%	02/15/29		8,050	8,488,977
2.750%	02/15/28	(h)	80,807	85,920,568
3.125%	11/15/28		27,815	30,508,601

TOTAL U.S. TREASURY OBLIGATIONS (cost $166,960,178)				173,710,284

TOTAL LONG-TERM INVESTMENTS (cost $1,679,743,667)				1,741,855,021

			Shares

SHORT-TERM INVESTMENTS — 4.3%
AFFILIATED MUTUAL FUNDS — 2.4%
PGIM Core Ultra Short Bond Fund(w)			18,406,332	18,406,332
PGIM Institutional Money Market Fund (cost $24,057,987; includes $24,012,137 of cash collateral for securities on loan)(b)(w)			24,052,623	24,059,839

TOTAL AFFILIATED MUTUAL FUNDS (cost $42,464,319)				42,466,171

			Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 1.9%
U.S. Treasury Bills
2.297%	08/22/19		35,330	35,222,883

(cost $35,213,391)
TOTAL SHORT-TERM INVESTMENTS (cost $77,677,710)				77,689,054

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.9% (cost $1,757,421,377)				1,819,544,075

OPTIONS WRITTEN*~ — (0.0)% (premiums received $92,938)				(11,016)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.9% (cost $1,757,328,439)				1,819,533,059
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.9)%				(16,079,046)

NET ASSETS — 100.0%				$1,803,454,013

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,200,000 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,403,667; cash collateral of $24,012,137 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate quoted represents yield to maturity as of purchase date.

(rr)	Perpetual security with no stated maturity date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 7,445,000 is 0.4% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option NZD vs AUD	Call	Deutsche Bank AG London	07/25/19	1.01	—	NZD	11,580	$(387)
Currency Option NZD vs CAD	Put	JPMorgan Chase Bank, N.A.	07/26/19	0.86	—	NZD	12,100	(10,629)

Total Options Written (premiums received $92,938)								$(11,016)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
219	2 Year U.S. Treasury Notes	Sep. 2019	$47,124,352	$384,961
185	5 Year U.S. Treasury Notes	Sep. 2019	21,858,906	268,827
18	10 Year Japanese Bond	Sep. 2019	25,685,665	69,285
40	20 Year U.S. Treasury Bonds	Sep. 2019	6,223,750	191,562
598	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	106,182,375	3,816,920

				4,731,555

Short Positions:
574	5 Year Euro-Bobl	Sep. 2019	87,748,369	(362,269)
33	10 Year Canadian Government Bonds	Sep. 2019	3,601,764	(33,767)
82	10 Year Euro-Bund	Sep. 2019	16,106,658	(163,151)
85	10 Year U.K. Gilt	Sep. 2019	14,065,331	(109,076)
655	10 Year U.S. Treasury Notes	Sep. 2019	83,819,531	(2,103,201)
119	10 Year U.S. Ultra Treasury Notes	Sep. 2019	16,436,875	(385,437)
323	30 Year Euro Buxl	Sep. 2019	74,521,782	(2,130,243)
72	Euro-OAT	Sep. 2019	13,498,105	(209,670)

				(5,496,814)

				$(765,259)

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/05/19	BNP Paribas	AUD	9,778	$6,846,508	$6,879,591	$33,083	$—
Brazilian Real,
Expiring 07/02/19	Morgan Stanley Capital Services LLC	BRL	115,507	29,768,352	30,069,418	301,066	—
Expiring 07/02/19	Morgan Stanley Capital Services LLC	BRL	110,014	28,707,852	28,639,471	—	(68,381)
Expiring 07/02/19	Standard Chartered Bank	BRL	34,877	9,101,152	9,079,473	—	(21,679)
Expiring 07/02/19	Standard Chartered Bank	BRL	29,385	7,672,596	7,649,526	—	(23,070)
Expiring 08/02/19	Standard Chartered Bank	BRL	34,877	9,077,464	9,052,691	—	(24,773)
Canadian Dollar,
Expiring 07/24/19	BNP Paribas	CAD	24,100	18,165,203	18,414,926	249,723	—
Euro,
Expiring 07/10/19	Bank of New York Mellon	EUR	662	753,680	753,916	236	—
Expiring 07/10/19	Citibank, N.A.	EUR	6,981	7,886,327	7,945,899	59,572	—
Expiring 07/10/19	Citibank, N.A.	EUR	6,010	6,837,933	6,841,444	3,511	—
Expiring 07/10/19	Citibank, N.A.	EUR	4,924	5,548,741	5,605,090	56,349	—
Expiring 07/10/19	Citibank, N.A.	EUR	1,142	1,281,358	1,299,454	18,096	—
Expiring 07/10/19	Credit Suisse International	EUR	15,668	17,710,428	17,833,939	123,511	—
Expiring 07/10/19	Credit Suisse International	EUR	11,694	13,313,062	13,311,414	—	(1,648)
Expiring 07/10/19	Standard Chartered Bank	EUR	11,157	12,593,607	12,699,236	105,629	—
Hungarian Forint,
Expiring 07/11/19	JPMorgan Chase Bank, N.A.	HUF	2,516,202	8,907,178	8,863,958	—	(43,220)

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Indian Rupee,
Expiring 07/16/19	Citibank, N.A.	INR	583,741	$8,319,662	$8,437,150	$117,488	$—
Expiring 07/16/19	Citibank, N.A.	INR	330,058	4,671,089	4,770,527	99,438	—
Expiring 07/16/19	Standard Chartered Bank	INR	582,690	8,244,758	8,421,964	177,206	—
Expiring 07/16/19	Standard Chartered Bank	INR	249,876	3,536,972	3,611,606	74,634	—
Indonesian Rupiah,
Expiring 08/22/19	Citibank, N.A.	IDR	54,404,851	3,694,225	3,826,169	131,944	—
Expiring 08/22/19	Standard Chartered Bank	IDR	68,429,109	4,623,901	4,812,463	188,562	—
Mexican Peso,
Expiring 08/29/19	Credit Suisse International	MXN	313,637	15,623,659	16,169,033	545,374	—
New Taiwanese Dollar,
Expiring 09/11/19	Standard Chartered Bank	TWD	561,778	18,199,156	18,164,603	—	(34,553)
Expiring 09/11/19	Standard Chartered Bank	TWD	552,449	17,627,610	17,862,982	235,372	—
Expiring 09/11/19	Standard Chartered Bank	TWD	544,553	17,703,299	17,607,677	—	(95,622)
Polish Zloty,
Expiring 07/11/19	Barclays Bank PLC	PLN	32,985	8,778,766	8,837,976	59,210	—
Expiring 07/11/19	Credit Suisse International	PLN	31,472	8,306,263	8,432,598	126,335	—
Expiring 07/11/19	JPMorgan Chase Bank, N.A.	PLN	35,490	9,402,924	9,509,100	106,176	—
Expiring 07/11/19	The Royal Bank of Scotland PLC	PLN	43,476	11,383,007	11,648,743	265,736	—
Expiring 07/11/19	The Royal Bank of Scotland PLC	PLN	15,973	4,212,794	4,279,788	66,994	—
Russian Ruble,
Expiring 08/06/19	Citibank, N.A.	RUB	602,573	9,501,311	9,474,311	—	(27,000)
Expiring 08/06/19	Morgan Stanley Capital Services LLC	RUB	1,076,537	16,541,693	16,926,493	384,800	—
Singapore Dollar,
Expiring 08/22/19	Credit Suisse International	SGD	23,715	17,510,226	17,543,756	33,530	—
South Korean Won,
Expiring 08/26/19	Barclays Bank PLC	KRW	4,683,790	3,965,617	4,063,776	98,159	—
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	KRW	36,858,270	31,893,587	31,979,176	85,589	—
Swiss Franc,
Expiring 09/12/19	BNP Paribas	CHF	17,611	17,893,000	18,164,778	271,778	—

				$425,804,960	$429,484,115	4,019,101	(339,946)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/19	Morgan Stanley Capital Services LLC	BRL	115,507	$30,141,214	$30,069,418	$71,796	$—
Expiring 07/02/19	Morgan Stanley Capital Services LLC	BRL	110,014	27,229,560	28,639,471	—	(1,409,911)
Expiring 07/02/19	Standard Chartered Bank	BRL	34,877	9,104,002	9,079,473	24,529	—
Expiring 07/02/19	Standard Chartered Bank	BRL	29,385	7,667,790	7,649,526	18,264	—
British Pound,
Expiring 08/28/19	The Royal Bank of Scotland PLC	GBP	41,597	53,115,188	52,978,001	137,187	—
Canadian Dollar,
Expiring 07/24/19	BNP Paribas	CAD	57,301	42,576,707	43,784,216	—	(1,207,509)
Expiring 07/24/19	Citibank, N.A.	CAD	130,889	97,127,223	100,012,819	—	(2,885,596)
Euro,
Expiring 07/10/19	Bank of America, N.A.	EUR	1,416	1,597,032	1,611,503	—	(14,471)
Expiring 07/10/19	Bank of New York Mellon	EUR	566	639,736	644,274	—	(4,538)
Expiring 07/10/19	BNP Paribas	EUR	9,191	10,300,432	10,461,543	—	(161,111)
Expiring 07/10/19	BNP Paribas	EUR	3,666	4,107,987	4,172,509	—	(64,522)
Expiring 07/10/19	Citibank, N.A.	EUR	437,054	495,812,092	497,483,476	—	(1,671,384)
Expiring 07/10/19	Citibank, N.A.	EUR	3,143	3,523,697	3,577,023	—	(53,326)
Expiring 07/10/19	Credit Suisse International	EUR	22,306	25,245,377	25,390,663	—	(145,286)
Expiring 07/10/19	Credit Suisse International	EUR	12,768	14,356,384	14,533,532	—	(177,148)
Expiring 07/10/19	Goldman Sachs International	EUR	4,419	4,996,465	5,029,512	—	(33,047)
Expiring 07/10/19	HSBC Bank USA, N.A.	EUR	1,333	1,498,738	1,516,807	—	(18,069)
Expiring 07/10/19	HSBC Bank USA, N.A.	EUR	459	522,370	522,633	—	(263)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 07/10/19	JPMorgan Chase Bank, N.A.	EUR	17,715	$19,897,485	$20,164,132	$—	$(266,647)
Expiring 07/10/19	JPMorgan Chase Bank, N.A.	EUR	16,177	18,138,071	18,414,061	—	(275,990)
Expiring 07/10/19	Morgan Stanley Capital Services LLC	EUR	10,198	11,441,274	11,608,288	—	(167,014)
Expiring 07/10/19	Morgan Stanley Capital Services LLC	EUR	4,388	4,926,872	4,994,851	—	(67,979)
Expiring 07/10/19	Standard Chartered Bank	EUR	11,157	12,617,511	12,699,236	—	(81,725)
Expiring 07/10/19	Standard Chartered Bank	EUR	8,731	9,934,834	9,938,468	—	(3,634)
Hungarian Forint,
Expiring 07/11/19	JPMorgan Chase Bank, N.A.	HUF	2,520,566	8,746,100	8,879,333	—	(133,233)
Indian Rupee,
Expiring 07/16/19	JPMorgan Chase Bank, N.A.	INR	598,238	8,520,689	8,646,681	—	(125,992)
Expiring 07/16/19	Standard Chartered Bank	INR	578,722	8,186,200	8,364,609	—	(178,409)
Expiring 07/16/19	Standard Chartered Bank	INR	560,895	8,015,077	8,106,948	—	(91,871)
Indonesian Rupiah,
Expiring 08/22/19	Citibank, N.A.	IDR	119,965,097	8,070,306	8,436,871	—	(366,565)
Expiring 08/22/19	JPMorgan Chase Bank, N.A.	IDR	25,056,811	1,713,637	1,762,188	—	(48,551)
Israeli Shekel,
Expiring 07/16/19	The Royal Bank of Scotland PLC	ILS	58,202	16,407,943	16,326,978	80,965	—
Japanese Yen,
Expiring 09/12/19	Goldman Sachs International	JPY	16,401,771	154,280,598	152,981,397	1,299,201	—
Malaysian Ringgit,
Expiring 08/21/19	Morgan Stanley Capital Services LLC	MYR	53,005	12,756,859	12,815,452	—	(58,593)
Expiring 08/21/19	Morgan Stanley Capital Services LLC	MYR	37,985	9,243,169	9,183,939	59,230	—
Expiring 08/21/19	Morgan Stanley Capital Services LLC	MYR	28,655	6,977,040	6,928,234	48,806	—
Mexican Peso,
Expiring 08/29/19	Credit Suisse International	MXN	317,402	15,901,420	16,363,107	—	(461,687)
New Taiwanese Dollar,
Expiring 09/11/19	Standard Chartered Bank	TWD	1,654,242	52,724,103	53,488,533	—	(764,430)
New Zealand Dollar,
Expiring 09/09/19	BNP Paribas	NZD	5,948	3,937,275	4,001,376	—	(64,101)
Polish Zloty,
Expiring 07/11/19	Credit Suisse International	PLN	24,069	6,274,323	6,448,864	—	(174,541)
Expiring 07/11/19	JPMorgan Chase Bank, N.A.	PLN	24,069	6,268,563	6,448,864	—	(180,301)
Expiring 07/11/19	JPMorgan Chase Bank, N.A.	PLN	11,425	3,008,416	3,061,284	—	(52,868)
Russian Ruble,
Expiring 08/06/19	Morgan Stanley Capital Services LLC	RUB	154,882	2,341,291	2,435,227	—	(93,936)
Singapore Dollar,
Expiring 08/22/19	BNP Paribas	SGD	11,046	8,105,144	8,171,192	—	(66,048)
Expiring 08/22/19	Credit Suisse International	SGD	37,215	27,309,051	27,530,782	—	(221,731)
Expiring 08/22/19	Credit Suisse International	SGD	12,038	8,895,245	8,905,255	—	(10,010)
South African Rand,
Expiring 09/18/19	Bank of America, N.A.	ZAR	67,257	4,667,321	4,726,350	—	(59,029)
Expiring 09/18/19	BNP Paribas	ZAR	64,737	4,480,247	4,549,294	—	(69,047)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	64,737	4,479,577	4,549,294	—	(69,717)
South Korean Won,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	KRW	9,776,937	8,230,438	8,482,720	—	(252,282)
Swedish Krona,
Expiring 09/20/19	Citibank, N.A.	SEK	309,958	33,669,589	33,577,203	92,386	—
Swiss Franc,
Expiring 09/12/19	BNP Paribas	CHF	17,738	18,257,977	18,296,171	—	(38,194)

				$1,357,985,639	$1,368,443,581	1,832,364	(12,290,306)

						$5,851,465	$(12,630,252)

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/10/19	Buy	EUR	6,438	CZK	166,291	$—	$(109,782)	Credit Suisse International
07/11/19	Buy	CZK	166,418	EUR	6,484	63,542	—	Credit Suisse International
07/29/19	Buy	AUD	2,264	NZD	2,372	—	(3,517)	Credit Suisse International
07/29/19	Buy	NZD	2,372	AUD	2,264	3,443	—	Deutsche Bank AG

						$66,985	$(113,299)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	51,130	$(2,302,803)	$(3,928,650)	$(1,625,847)
iTraxx Australia Series 31.V1	06/20/24	1.000%(Q)	42,500	(477,821)	(742,015)	(264,194)

				$(2,780,624)	$(4,670,665)	$(1,890,041)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)	78,890	0.353%	$1,256,535	$1,507,739	$251,204
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	42,500	0.546%	750,683	921,962	171,279

					$2,007,218	$2,429,701	$422,483

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	5,879	*	$(587,267)	$(363,598)	$(223,669)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	5,151	*	(514,545)	(386,626)	(127,919)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	2,633	*	(263,016)	(163,295)	(99,721)	Credit Suisse International
CMBX.BBB	05/11/63	3.000%(M)	1,292	*	(129,060)	(85,945)	(43,115)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	*	(57,338)	(45,935)	(11,403)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%(M)	11,150	*	(1,113,798)	(210,581)	(903,217)	Morgan Stanley Capital Services LLC
CMBX.NA.BBB.6	05/11/63	3.000%(M)	6,000	*	(599,353)	(80,225)	(519,128)	Morgan Stanley Capital Services LLC
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(189,395)	(121,747)	(67,648)	Credit Suisse International

					$(3,453,772)	$(1,457,952)	$(1,995,820)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
CAD	38,550	05/22/24	1.980%(S)	3 Month CDOR(2)(S)	$—	$367,527	$367,527
EUR	55,150	01/15/24	0.201%(A)	6 Month EURIBOR(2)(S)	—	1,465,788	1,465,788
GBP	4,910	02/29/24	1.251%(S)	6 Month GBP LIBOR(1)(S)	122	(107,789)	(107,911)
GBP	4,910	02/29/24	1.251%(S)	6 Month GBP LIBOR(2)(S)	34,117	107,789	73,672
	74,100	09/11/23	2.883%(S)	3 Month LIBOR(2)(Q)	—	3,983,097	3,983,097
	14,520	05/24/24	2.200%(S)	3 Month LIBOR(1)(Q)	—	(299,296)	(299,296)
	35,410	05/24/24	2.290%(S)	3 Month LIBOR(1)(Q)	—	(300,842)	(300,842)
	33,530	09/10/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	(6,033,704)	(6,033,704)

					$34,239	$(817,430)	$(851,669)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(1,457,952)	$—	$(1,995,820)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley	$10,858,740	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$43,043,325	$—
United States	—	20,773,847	—
Commercial Mortgage-Backed Securities
United States	—	36,019,307	—
Corporate Bonds
Australia	—	9,444,992	—
Brazil	—	3,540,432	—
Canada	—	15,281,295	—
China.	—	4,293,163	—
Denmark	—	12,443,829	—
Finland	—	1,933,985	—
France	—	30,192,891	—
Germany	—	16,338,355	—
India	—	8,464,589	—
Ireland	—	16,228,489	—
Italy	—	17,803,910	—
Japan	—	10,304,551	—
Kazakhstan.	—	1,839,919	—
Kuwait	—	4,435,739	—
Netherlands	—	17,422,698	—
Norway	—	3,265,654	—
Saudi Arabia.	—	5,355,834	—
South Africa	—	1,170,354	—
Spain	—	13,392,172	—
Supranational Bank.	—	17,196,244	—
Sweden	—	1,009,476	—
Switzerland	—	34,323,473	—
Turkey	—	1,395,624	—
United Kingdom	—	60,029,714	—
United States	—	190,751,414	4,200,000
Residential Mortgage-Backed Securities
Bermuda	—	16,004,267	—
United States	—	59,128,720	—
Sovereign Bonds
Angola	—	168,535	—
Austria	—	10,689,681	—
Belgium	—	34,658,366	—
Brazil	—	550,725	—
Canada	—	122,670,234	—
Dominican Republic	—	3,642,657	—
Egypt	—	3,035,908	—
Finland	—	10,337,961	—
France	—	32,539,082	—
Gabon	—	1,721,974	—
Germany	—	72,810,389	—
Indonesia	—	22,209,373	—
Ireland	—	12,031,496	—
Italy	—	100,783,965	—
Ivory Coast	—	3,482,730	—
Japan	—	152,318,663	—
Malaysia	—	36,309,823	—
New Zealand	—	4,432,097	—
Nigeria	—	3,315,005	—
Qatar	—	2,430,800	—
Russia	—	2,516,074	—
Saudi Arabia	—	2,243,031	—

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
South Africa	$—	$13,690,710	$—
Spain	—	41,331,038	—
Sri Lanka	—	1,598,201	—
Supranational Bank.	—	4,113,413	—
Sweden	—	17,211,769	—
United Kingdom	—	53,261,704	—
U.S. Government Agency Obligations	—	125,011,071	—
U.S. Treasury Obligations	—	208,933,167	—
Affiliated Mutual Funds	42,466,171	—	—
Options Written	—	(11,016)	—
Other Financial Instruments*
Futures Contracts	(765,259)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(6,778,787)	—
OTC Cross Currency Exchange Contracts	—	(46,314)	—
Centrally Cleared Credit Default Swap Agreements	—	(1,467,558)	—
OTC Credit Default Swap Agreements	—	(3,453,772)	—
Centrally Cleared Interest Rate Swap Agreements	—	(851,669)	—

Total	$41,700,912	$1,760,268,788	$4,200,000

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Sovereign Bonds	42.5%
Banks	12.1
U.S. Treasury Obligations	11.5
U.S. Government Agency Obligations	6.9
Residential Mortgage-Backed Securities	4.2
Collateralized Loan Obligations	2.4
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	2.4
Insurance	2.3
Commercial Mortgage-Backed Securities	2.0
Multi-National	1.0
Telecommunications	1.0
Oil & Gas	0.9
Auto Manufacturers	0.8
Pharmaceuticals	0.8
Agriculture	0.7
Diversified Financial Services	0.7
Semiconductors	0.7
Computers	0.6
Commercial Services	0.6
Electric	0.6
Pipelines	0.6
Automobiles	0.5
Real Estate Investment Trusts (REITs)	0.5
Software	0.4
Media	0.4
Chemicals	0.4
Consumer Loans	0.4

Mining	0.3%
Transportation	0.3
Foods	0.2
Savings & Loans	0.2
Forest Products & Paper	0.2
Other	0.2
Healthcare-Products	0.2
Trucking & Leasing	0.2
Healthcare-Services	0.2
Internet	0.2
Household Products/Wares	0.1
Entertainment	0.1
Auto Parts & Equipment	0.1
Aerospace & Defense	0.1
Hand/Machine Tools	0.1
Holding Companies-Diversified	0.1
Machinery-Diversified	0.1
Building Materials	0.1
Iron/Steel	0.0	*
Lodging	0.0	*
Engineering & Construction	0.0	*

	100.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$422,483	*	Due from/to broker-variation margin swaps	$1,890,041	*
Credit contracts	—	—		Premiums received for OTC swap agreements	1,457,952
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	1,995,820
Foreign exchange contracts	—	—		Options written outstanding, at value	11,016
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	66,985		Unrealized depreciation on OTC cross currency exchange contracts	113,299
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,851,465		Unrealized depreciation on OTC forward foreign currency exchange contracts	12,630,252
Interest rate contracts	Due from/to broker-variation margin futures	4,731,555	*	Due from/to broker-variation margin futures	5,496,814	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,890,084	*	Due from/to broker-variation margin swaps	6,741,753	*

		$16,962,572			$30,336,947

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(473,960)
Foreign exchange contracts	(1,376,825)	1,012,811	—	12,742,651	—
Interest rate contracts	(574,462)	(253,901)	(3,411,526)	—	567,108

Total	$(1,951,287)	$758,910	$(3,411,526)	$12,742,651	$93,148

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$3,630,627
Foreign exchange contracts.	(1,423,003)	(675,565)	—	(9,638,544)	—
Interest rate contracts	542,961	430,631	(5,275,311)	—	(2,815,272)

Total	$(880,042)	$(244,934)	$(5,275,311)	$(9,638,544)	$815,355

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$649,901	$82,898,250	$323,824,070	$255,252,851	$359,734,244

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$1,187,148,359	$12,419,838	$324,482,598	$76,443,667

Credit Default Swap Agreements— Sell Protection(2)
$169,585,000

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$23,403,667	$(23,403,667)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$—	$(73,500)	$(73,500)	$—	$(73,500)
Bank of New York Mellon	236	(4,538)	(4,302)	—	(4,302)
Barclays Bank PLC	157,369	—	157,369	—	157,369
BNP Paribas	554,584	(1,670,532)	(1,115,948)	—	(1,115,948)
Citibank, N.A.	578,784	(5,003,871)	(4,425,087)	—	(4,425,087)
Credit Suisse International	892,292	(1,757,761)	(865,469)	639,336	(226,133)
Deutsche Bank AG	3,443	(1,288,210)	(1,284,767)	1,284,767	—
Deutsche Bank AG London	—	(387)	(387)	—	(387)
Goldman Sachs International	1,299,201	(33,047)	1,266,154	—	1,266,154
HSBC Bank USA, N.A.	—	(18,332)	(18,332)	—	(18,332)
JPMorgan Chase Bank, N.A.	191,765	(1,459,430)	(1,267,665)	391,869	(875,796)
Morgan Stanley Capital Services LLC	865,698	(3,578,965)	(2,713,267)	2,675,335	(37,932)
Standard Chartered Bank	824,196	(1,319,766)	(495,570)	385,642	(109,928)
The Royal Bank of Scotland PLC	550,882	—	550,882	—	550,882

	$5,918,450	$(16,208,339)	$(10,289,889)	$5,376,949	$(4,912,940)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST AB GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $23,403,667:
Unaffiliated investments (cost $1,714,957,058)	$1,777,077,904
Affiliated investments (cost $42,464,319)	42,466,171
Cash	91,966
Foreign currency, at value (cost $5,304,235)	5,419,397
Receivable for investments sold	15,203,453
Dividends and interest receivable	12,628,486
Deposit with broker for centrally cleared/exchange-traded derivatives	10,858,740
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,851,465
Tax reclaim receivable	180,266
Due from broker-variation margin swaps	77,591
Unrealized appreciation on OTC cross currency exchange contracts	66,985
Receivable for Portfolio shares sold	10,974
Prepaid expenses and other assets	15,932

Total Assets	1,869,949,330

LIABILITIES
Payable for investments purchased	25,278,648
Payable to broker for collateral for securities on loan	24,012,137
Unrealized depreciation on OTC forward foreign currency exchange contracts	12,630,252
Unrealized depreciation on OTC swap agreements	1,995,820
Premiums received for OTC swap agreements	1,457,952
Management fee payable	409,273
Accrued expenses and other liabilities	221,034
Payable to affiliate	177,938
Due to broker-variation margin futures	113,562
Unrealized depreciation on OTC cross currency exchange contracts	113,299
Distribution fee payable	74,017
Options written outstanding, at value (proceeds received $92,938)	11,016
Affiliated transfer agent fee payable	369

Total Liabilities	66,495,317

NET ASSETS	$1,803,454,013

Net assets were comprised of:
Partners Equity	$1,803,454,013

Net asset value and redemption price per share, $1,803,454,013 / 156,453,555 outstanding shares of beneficial interest	$11.53

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $25,690 foreign withholding tax, of which $15,489 is reimbursable by an affiliate)	$22,697,834
Affiliated dividend income	512,928
Affiliated income from securities lending, net	34,092

Total income	23,244,854

EXPENSES
Management fee	5,189,577
Distribution fee	2,095,374
Custodian and accounting fees	159,266
Audit fee	28,117
Trustees’ fees	14,288
Legal fees and expenses	8,163
Shareholders’ reports	4,826
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	23,056

Total expenses	7,526,142

NET INVESTMENT INCOME (LOSS)	15,718,712

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,431)	11,933,136
Futures transactions	(3,411,526)
Forward and cross currency contract transactions	12,742,651
Options written transactions	758,910
Swap agreements transactions	93,148
Foreign currency transactions	(10,137,759)

11,978,560

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,735)	79,921,648
Futures	(5,275,311)
Forward and cross currency contracts	(9,638,544)
Options written	(244,934)
Swap agreements	815,355
Foreign currencies	209,336

65,787,550

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	77,766,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,484,822

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$15,718,712	$34,513,315
Net realized gain (loss) on investment and foreign currency transactions	11,978,560	3,591,001
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	65,787,550	(32,139,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,484,822	5,964,511

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [23,227,932 and 18,457,696 shares, respectively]	260,028,184	199,231,016
Portfolio shares repurchased [11,918,563 and 30,651,241 shares, respectively]	(133,177,982)	(331,472,051)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	126,850,202	(132,241,035)

CAPITAL CONTRIBUTIONS	990	104,241

TOTAL INCREASE (DECREASE)	220,336,014	(126,172,283)
NET ASSETS:
Beginning of period	1,583,117,999	1,709,290,282

End of period	$1,803,454,013	$1,583,117,999

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 100.0%
	Shares	Value
UNAFFILIATED MUTUAL FUNDS**
American Funds — Bond Fund of America (The) (Class R6)	10,270,725	$135,162,741
American Funds Insurance Series — Asset Allocation Fund	7,476,638	168,598,183
American Funds Insurance Series — Growth Fund	1,387,886	101,135,227
American Funds Insurance Series — Growth-Income Fund	2,851,907	134,866,705
American New Perspective Fund (Class R6)	3,010,418	134,866,705

TOTAL LONG-TERM INVESTMENTS (cost $676,164,095)		674,629,561

SHORT-TERM INVESTMENT — 0.0%
	Shares	Value
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $881)(w)	881	$881

TOTAL INVESTMENTS — 100.0% (cost $676,164,976)		674,630,442
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(100,081)

NET ASSETS — 100.0%		$674,530,361

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investment is an affiliate of the Subadvisor.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Mutual Funds	$674,629,561	$—	$—
Affiliated Mutual Fund	881	—	—

Total	$674,630,442	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Unaffiliated Mutual Funds	100.0%
Affiliated Mutual Fund	0.0	*

	100.0
Liabilities in excess of other assets	0.0	*

	100.0%

*	Less than +/-0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $676,164,095)	$674,629,561
Affiliated investments (cost $881)	881
Receivable for Portfolio shares sold	2,601,614
Prepaid expenses	132

Total Assets	677,232,188

LIABILITIES
Payable for investments purchased	2,601,614
Accrued expenses and other liabilities	36,753
Management fee payable	35,669
Distribution fee payable	27,422
Affiliated transfer agent fee payable	369

Total Liabilities	2,701,827

NET ASSETS	$674,530,361

Net assets were comprised of:
Partners Equity	$674,530,361

Net asset value and redemption price per share, $674,530,361 / 62,239,040 outstanding shares of beneficial interest	$10.84

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$2,802,157
Affiliated dividend income	301

Total income	2,802,458

EXPENSES
Management fee	1,687,247
Distribution fee	621,767
Custodian and accounting fees	29,248
Audit fee	12,943
Trustees’ fees	6,921
Legal fees and expenses	5,946
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	1,250
Miscellaneous	4,977

Total expenses	2,373,774
Less: Fee waiver and/or expense reimbursement	(869,093)

Net expenses	1,504,681

NET INVESTMENT INCOME (LOSS)	1,297,777

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net capital gain distributions received	30,642,702
Net change in unrealized appreciation (depreciation) on investments	23,613,243

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	54,255,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,553,722

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	April 30, 2018* December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,297,777	$6,988,993
Net realized gain (loss) on investment transactions	—	(4,608,440)
Net capital gain distributions received	30,642,702	1,318,682
Net change in unrealized appreciation (depreciation) on investments	23,613,243	(25,147,777)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,553,722	(21,448,542)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [31,129,195 and 34,581,271 shares, respectively]	321,864,305	351,023,424
Portfolio shares repurchased [90,376 and 3,381,050 shares, respectively]	(937,409)	(31,525,139)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	320,926,896	319,498,285

TOTAL INCREASE (DECREASE)	376,480,618	298,049,743
NET ASSETS:
Beginning of period	298,049,743	—

End of period	$674,530,361	$298,049,743

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 99.4%
EXCHANGE-TRADED FUNDS**	Shares	Value
iShares Core MSCI EAFE ETF	86,051	$5,283,531
iShares Core MSCI Emerging Markets ETF	67,861	3,490,770
iShares Core S&P 500 ETF	50,426	14,863,064
iShares Core S&P Total US Stock Market ETF	89,796	5,983,107
iShares Edge MSCI Min Vol USA ETF(a)	39,301	2,426,051
iShares Edge MSCI USA Momentum Factor ETF(a)	15,563	1,845,772
iShares Global Tech ETF	13,525	2,428,143
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,761	3,079,526
iShares Intermediate-Term Corporate Bond ETF(a)	73,137	4,165,152
iShares MBS ETF(a)	21,993	2,366,447
iShares Short Maturity Bond ETF(a)	93,840	4,722,967
iShares U.S. Treasury Bond ETF	345,164	8,910,409

TOTAL LONG-TERM INVESTMENTS (cost $58,237,185)		59,564,939

SHORT-TERM INVESTMENTS — 8.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,387,537	1,387,537
PGIM Institutional Money Market Fund (cost $3,844,854; includes $3,838,946 of cash collateral for securities on loan)(b)(w)	3,843,701	3,844,854

TOTAL SHORT-TERM INVESTMENTS (cost $5,232,391)		5,232,391

TOTAL INVESTMENTS — 108.1% (cost $63,469,576)		64,797,330
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(4,860,664)

NET ASSETS — 100.0%		$59,936,666

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investment is an affiliate of the Subadvisor.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,767,761; cash collateral of $3,838,946 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange-Traded Funds	$59,564,939	$—	$—
Affiliated Mutual Funds	5,232,391	—	—

Total	$64,797,330	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Exchange-Traded Funds	99.4%
Affiliated Mutual Funds (6.4% represents investments purchased with collateral from securities on loan)	8.7

108.1
Liabilities in excess of other assets	(8.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$3,767,761	$(3,767,761)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $3,767,761:
Unaffiliated investments (cost $58,237,185)	$59,564,939
Affiliated investments (cost $5,232,391)	5,232,391
Receivable for Portfolio shares sold	290,579
Dividends receivable	506

Total Assets	65,088,415

LIABILITIES
Payable to broker for collateral for securities on loan	3,838,946
Payable for investments purchased	1,267,872
Accrued expenses and other liabilities	31,615
Management fee payable	10,529
Distribution fee payable	2,418
Affiliated transfer agent fee payable	369

Total Liabilities	5,151,749

NET ASSETS	$59,936,666

Net assets were comprised of:
Partners Equity	$59,936,666

Net asset value and redemption price per share, $59,936,666 / 5,364,304 outstanding shares of beneficial interest	$11.17

STATEMENT OF OPERATIONS

(unaudited)

For the Period January 2, 2019* through June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$365,584
Affiliated dividend income	11,820
Income from securities lending, net (including affiliated income of $1,921)	2,190

Total income	379,594

EXPENSES
Management fee	54,002
Distribution fee	25,715
Custodian and accounting fees	14,009
Audit fee	13,314
Legal fees and expenses	4,982
Trustees’ fees	4,787
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,441
Shareholders’ reports	1,479
Miscellaneous	2,231

Total expenses	123,960
Less: Fee waiver and/or expense reimbursement	(59,099)

Net expenses	64,861

NET INVESTMENT INCOME (LOSS)	314,733

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(209))	43,081
Net change in unrealized appreciation (depreciation) on investments	1,327,754

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,370,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,685,568

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

January 2, 2019* through June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$314,733
Net realized gain (loss) on investment transactions	43,081
Net change in unrealized appreciation (depreciation) on investments	1,327,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,685,568

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,365,048 shares]	58,259,218
Portfolio shares repurchased [744 shares]	(8,120)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	58,251,098

TOTAL INCREASE (DECREASE)	59,936,666
NET ASSETS:
Beginning of period	—

End of period	$59,936,666

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.2%	Shares	Value
EXCHANGE-TRADED FUNDS**
iShares Core MSCI EAFE ETF	173,458	$10,650,321
iShares Core MSCI Emerging Markets ETF	117,257	6,031,700
iShares Core S&P 500 ETF	65,457	19,293,451
iShares Core S&P Mid-Cap ETF(a)	19,901	3,865,968
iShares Core S&P Small-Cap ETF(a)	29,285	2,292,430
iShares Core S&P Total US Stock Market ETF	151,061	10,065,195
iShares Edge MSCI Min Vol USA ETF	63,453	3,916,954
iShares Edge MSCI USA Momentum Factor ETF(a)	20,361	2,414,815
iShares Global Tech ETF	21,951	3,940,863
iShares iBoxx $ Investment Grade Corporate Bond ETF	31,860	3,962,428
iShares Short Maturity Bond ETF(a)	60,973	3,068,771
iShares U.S. Treasury Bond ETF	298,264	7,699,685

TOTAL LONG-TERM INVESTMENTS (cost $75,644,053)		77,202,581

SHORT-TERM INVESTMENTS — 6.8%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,688,048	$1,688,048
PGIM Institutional Money Market Fund (cost $3,686,019; includes $3,679,126 of cash collateral for securities on loan)(b)(w)	3,684,914	3,686,019

TOTAL SHORT-TERM INVESTMENTS (cost $5,374,067)		5,374,067

TOTAL INVESTMENTS — 105.0% (cost $81,018,120)		82,576,648
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(3,960,750)

NET ASSETS — 100.0%		$78,615,898

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investment is an affiliate of the Subadvisor.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,629,266; cash collateral of $3,679,126 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange-Traded Funds	$77,202,581	$—	$—
Affiliated Mutual Funds	5,374,067	—	—

Total	$82,576,648	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Exchange-Traded Funds	98.2%
Affiliated Mutual Funds (4.7% represents investments purchased with collateral from securities on loan)	6.8

105.0
Liabilities in excess of other assets	(5.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$3,629,266	$(3,629,266)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $3,629,266:
Unaffiliated investments (cost $75,644,053)	$77,202,581
Affiliated investments (cost $5,374,067)	5,374,067
Receivable for Portfolio shares sold	1,316,492
Dividends and interest receivable	4,602
Prepaid expenses	32

Total Assets	83,897,774

LIABILITIES
Payable to broker for collateral for securities on loan	3,679,126
Payable for investments purchased	1,552,566
Accrued expenses and other liabilities	32,598
Management fee payable	14,082
Distribution fee payable	3,135
Affiliated transfer agent fee payable	369

Total Liabilities	5,281,876

NET ASSETS	$78,615,898

Net assets were comprised of:
Partners Equity	$78,615,898

Net asset value and redemption price per share, $78,615,898 / 6,873,511 outstanding shares of beneficial interest	$11.44

STATEMENT OF OPERATIONS (unaudited)

For the Period January 2, 2019* through June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$519,721
Affiliated dividend income	15,829
Income from securities lending, net (including affiliated income of $1,796)	2,038

Total income	537,588

EXPENSES
Management fee	65,371
Distribution fee	31,129
Custodian and accounting fees	14,067
Audit fee	13,314
Legal fees and expenses	4,978
Trustees’ fees	4,787
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,441
Shareholders’ reports	1,479
Miscellaneous	2,938

Total expenses	141,504
Less: Fee waiver and/or expense reimbursement	(61,581)

Net expenses	79,923

NET INVESTMENT INCOME (LOSS)	457,665

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $32)	65,394
Net change in unrealized appreciation (depreciation) on investments	1,558,528

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,623,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,081,587

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

January 2, 2019* through June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$457,665
Net realized gain (loss) on investment transactions	65,394
Net change in unrealized appreciation (depreciation) on investments	1,558,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,081,587

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,913,933 shares]	76,993,755
Portfolio shares repurchased [40,422 shares]	(459,444)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	76,534,311

TOTAL INCREASE (DECREASE)	78,615,898
NET ASSETS:
Beginning of period	—

End of period	$78,615,898

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SHORT-TERM INVESTMENTS — 72.5%

FOREIGN TREASURY OBLIGATIONS(n) — 7.8%
Canadian Treasury Bills
1.664%	08/08/19		CAD	450	$342,997
United Kingdom Treasury Bills
0.758%	07/15/19		GBP	350	444,364

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $792,359)					787,361

			Shares

UNAFFILIATED MUTUAL FUND — 20.1%
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio (cost $2,022,130)				2,022,130	2,022,130

Interest Rate	Maturity Date			Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 44.6%
U.S. Treasury Bills
2.122%	11/07/19			725	719,642
2.323%	10/10/19	(h)		725	720,739

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
2.367%	07/18/19	(h)	1,250	$1,248,789
2.398%	09/12/19	(h)	1,800	1,792,472

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,479,791)				4,481,642

TOTAL INVESTMENTS — 72.5% (cost $7,294,280)				7,291,133
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 27.5%				2,767,707

NET ASSETS — 100.0%				$10,058,840

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/18/19	Barclays Bank PLC	AUD	12,402	$8,619,909	$8,728,223	$108,314	$—
Expiring 09/18/19	Barclays Bank PLC	AUD	268	185,756	188,376	2,620	—
Expiring 09/18/19	Barclays Bank PLC	AUD	266	185,111	186,966	1,855	—
Expiring 09/18/19	Barclays Bank PLC	AUD	91	62,617	63,954	1,337	—
Expiring 09/18/19	Barclays Bank PLC	AUD	73	50,824	51,659	835	—
Expiring 09/18/19	Barclays Bank PLC	AUD	56	38,866	39,545	679	—
Expiring 09/18/19	Barclays Bank PLC	AUD	52	36,447	36,806	359	—
Expiring 09/18/19	Barclays Bank PLC	AUD	45	31,049	31,530	481	—
Expiring 09/18/19	Barclays Bank PLC	AUD	16	11,316	11,386	70	—
British Pound,
Expiring 09/18/19	Barclays Bank PLC	GBP	444	568,466	565,717	—	(2,749)
Expiring 09/18/19	Barclays Bank PLC	GBP	242	308,014	308,288	274	—
Expiring 09/18/19	Barclays Bank PLC	GBP	173	218,060	220,847	2,787	—
Expiring 09/18/19	Barclays Bank PLC	GBP	149	189,765	189,811	46	—
Expiring 09/18/19	Barclays Bank PLC	GBP	38	48,366	48,358	—	(8)
Expiring 09/18/19	Barclays Bank PLC	GBP	32	41,004	41,225	221	—
Expiring 09/18/19	Barclays Bank PLC	GBP	16	19,832	19,897	65	—
Expiring 09/18/19	Barclays Bank PLC	GBP	12	14,726	14,705	—	(21)
Expiring 09/18/19	Barclays Bank PLC	GBP	4	5,380	5,374	—	(6)
Canadian Dollar,
Expiring 09/18/19	Barclays Bank PLC	CAD	750	556,312	573,327	17,015	—
Expiring 09/18/19	Barclays Bank PLC	CAD	334	249,174	255,139	5,965	—
Expiring 09/18/19	Barclays Bank PLC	CAD	198	147,990	151,080	3,090	—
Expiring 09/18/19	Barclays Bank PLC	CAD	186	138,929	142,356	3,427	—
Expiring 09/18/19	Barclays Bank PLC	CAD	182	137,810	138,810	1,000	—
Expiring 09/18/19	Barclays Bank PLC	CAD	153	114,800	117,187	2,387	—
Expiring 09/18/19	Barclays Bank PLC	CAD	90	68,136	68,618	482	—
Expiring 09/18/19	Barclays Bank PLC	CAD	61	45,828	46,693	865	—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar (continued),
Expiring 09/18/19	Barclays Bank PLC	CAD	24		$17,844	$18,143	$299	$—
Expiring 09/18/19	Barclays Bank PLC	CAD	11		8,248	8,327	79	—
Expiring 09/18/19	Barclays Bank PLC	CAD	8		6,119	6,265	146	—
Euro,
Expiring 09/18/19	Barclays Bank PLC	EUR	4,141		4,652,514	4,739,809	87,295	—
Expiring 09/18/19	Barclays Bank PLC	EUR	1,143		1,311,119	1,308,492	—	(2,627)
Expiring 09/18/19	Barclays Bank PLC	EUR	979		1,107,942	1,120,398	12,456	—
Expiring 09/18/19	Barclays Bank PLC	EUR	685		778,310	783,637	5,327	—
Expiring 09/18/19	Barclays Bank PLC	EUR	614		704,231	703,261	—	(970)
Expiring 09/18/19	Barclays Bank PLC	EUR	456		520,656	522,247	1,591	—
Expiring 09/18/19	Barclays Bank PLC	EUR	333		380,632	380,978	346	—
Expiring 09/18/19	Barclays Bank PLC	EUR	264		297,926	302,386	4,460	—
Expiring 09/18/19	Barclays Bank PLC	EUR	159		178,857	181,773	2,916	—
Expiring 09/18/19	Barclays Bank PLC	EUR	158		181,302	181,404	102	—
Expiring 09/18/19	Barclays Bank PLC	EUR	139		157,711	158,958	1,247	—
Expiring 09/18/19	Barclays Bank PLC	EUR	56		63,773	64,321	548	—
Expiring 09/18/19	Barclays Bank PLC	EUR	35		39,572	39,865	293	—
Japanese Yen,
Expiring 09/18/19	Barclays Bank PLC	JPY	425,969		3,952,455	3,975,149	22,694	—
Expiring 09/18/19	Barclays Bank PLC	JPY	38,189		356,786	356,379	—	(407)
Expiring 09/18/19	Barclays Bank PLC	JPY	32,550		306,146	303,754	—	(2,392)
Expiring 09/18/19	Barclays Bank PLC	JPY	22,091		206,383	206,152	—	(231)
Expiring 09/18/19	Barclays Bank PLC	JPY	18,993		176,767	177,240	473	—
Expiring 09/18/19	Barclays Bank PLC	JPY	17,668		163,908	164,881	973	—
Expiring 09/18/19	Barclays Bank PLC	JPY	17,653		164,189	164,734	545	—
Expiring 09/18/19	Barclays Bank PLC	JPY	17,131		159,589	159,865	276	—
Expiring 09/18/19	Barclays Bank PLC	JPY	15,509		144,593	144,734	141	—
Expiring 09/18/19	Barclays Bank PLC	JPY	14,132		131,666	131,882	216	—
Expiring 09/18/19	Barclays Bank PLC	JPY	7,722		71,737	72,064	327	—
Expiring 09/18/19	Barclays Bank PLC	JPY	5,084		47,624	47,442	—	(182)
Expiring 09/18/19	Barclays Bank PLC	JPY	5,056		47,008	47,179	171	—
Expiring 09/18/19	Barclays Bank PLC	JPY	3,765		35,017	35,131	114	—
Expiring 09/18/19	Barclays Bank PLC	JPY	1,273		11,843	11,877	34	—
New Zealand Dollar,
Expiring 09/18/19	Barclays Bank PLC	NZD	9,980		6,577,920	6,714,897	136,977	—
Expiring 09/18/19	Barclays Bank PLC	NZD	823		553,390	553,951	561	—
Expiring 09/18/19	Barclays Bank PLC	NZD	335		218,361	225,373	7,012	—
Expiring 09/18/19	Barclays Bank PLC	NZD	132		86,710	88,598	1,888	—
Expiring 09/18/19	Barclays Bank PLC	NZD	118		77,198	79,246	2,048	—
Expiring 09/18/19	Barclays Bank PLC	NZD	84		54,664	56,513	1,849	—
Expiring 09/18/19	Barclays Bank PLC	NZD	74		48,546	49,970	1,424	—
Expiring 09/18/19	Barclays Bank PLC	NZD	8		5,065	5,191	126	—
Expiring 09/18/19	Barclays Bank PLC	NZD	—	(r)	263	271	8	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	2,983		1,981,756	2,006,863	25,107	—
Norwegian Krone,
Expiring 09/18/19	Barclays Bank PLC	NOK	1,478		173,800	173,665	—	(135)
Expiring 09/18/19	Barclays Bank PLC	NOK	1,240		142,593	145,745	3,152	—
Expiring 09/18/19	Barclays Bank PLC	NOK	1,010		115,921	118,711	2,790	—
Expiring 09/18/19	Barclays Bank PLC	NOK	1,000		116,112	117,494	1,382	—
Expiring 09/18/19	Barclays Bank PLC	NOK	944		111,366	110,952	—	(414)
Expiring 09/18/19	Barclays Bank PLC	NOK	883		101,225	103,766	2,541	—
Expiring 09/18/19	Barclays Bank PLC	NOK	520		59,427	61,128	1,701	—
Expiring 09/18/19	Barclays Bank PLC	NOK	494		57,070	58,060	990	—
Expiring 09/18/19	Barclays Bank PLC	NOK	277		32,133	32,564	431	—
Expiring 09/18/19	Barclays Bank PLC	NOK	151		17,594	17,792	198	—
Expiring 09/18/19	Barclays Bank PLC	NOK	149		17,177	17,501	324	—
Expiring 09/18/19	Barclays Bank PLC	NOK	3		294	298	4	—

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Singapore Dollar,
Expiring 09/18/19	Barclays Bank PLC	SGD	187	$138,132	$138,331	$199	$—
Expiring 09/18/19	Barclays Bank PLC	SGD	40	29,529	29,554	25	—
Expiring 09/18/19	Barclays Bank PLC	SGD	17	12,792	12,813	21	—
Swedish Krona,
Expiring 09/18/19	Barclays Bank PLC	SEK	72,510	7,732,678	7,854,799	122,121	—
Expiring 09/18/19	Barclays Bank PLC	SEK	1,883	201,539	204,029	2,490	—
Expiring 09/18/19	Barclays Bank PLC	SEK	1,676	178,650	181,543	2,893	—
Expiring 09/18/19	Barclays Bank PLC	SEK	1,206	128,968	130,694	1,726	—
Expiring 09/18/19	Barclays Bank PLC	SEK	766	81,275	82,964	1,689	—
Expiring 09/18/19	Barclays Bank PLC	SEK	563	59,874	61,017	1,143	—
Expiring 09/18/19	Barclays Bank PLC	SEK	387	41,164	41,962	798	—
Expiring 09/18/19	Barclays Bank PLC	SEK	119	12,754	12,932	178	—
Expiring 09/18/19	Barclays Bank PLC	SEK	106	11,347	11,514	167	—

				$47,654,241	$48,265,305	621,206	(10,142)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/18/19	Barclays Bank PLC	AUD	1,088	$762,426	$765,907	$—	$(3,481)
Expiring 09/18/19	Barclays Bank PLC	AUD	571	400,482	401,733	—	(1,251)
Expiring 09/18/19	Barclays Bank PLC	AUD	306	214,828	215,044	—	(216)
Expiring 09/18/19	Barclays Bank PLC	AUD	263	183,726	185,139	—	(1,413)
Expiring 09/18/19	Barclays Bank PLC	AUD	255	177,563	179,487	—	(1,924)
Expiring 09/18/19	Barclays Bank PLC	AUD	226	157,669	159,155	—	(1,486)
Expiring 09/18/19	Barclays Bank PLC	AUD	157	109,804	110,499	—	(695)
Expiring 09/18/19	Barclays Bank PLC	AUD	137	95,784	96,549	—	(765)
Expiring 09/18/19	Barclays Bank PLC	AUD	134	93,167	94,327	—	(1,160)
Expiring 09/18/19	Barclays Bank PLC	AUD	129	88,397	90,789	—	(2,392)
Expiring 09/18/19	Barclays Bank PLC	AUD	101	70,218	71,253	—	(1,035)
Expiring 09/18/19	Barclays Bank PLC	AUD	71	49,870	50,287	—	(417)
Expiring 09/18/19	Barclays Bank PLC	AUD	23	16,202	16,538	—	(336)
Expiring 09/18/19	Barclays Bank PLC	AUD	14	9,759	9,798	—	(39)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	10,784	7,476,196	7,589,431	—	(113,235)
British Pound,
Expiring 09/18/19	Barclays Bank PLC	GBP	521	660,338	663,595	—	(3,257)
Expiring 09/18/19	Barclays Bank PLC	GBP	153	194,694	194,814	—	(120)
Expiring 09/18/19	Barclays Bank PLC	GBP	118	150,718	150,297	421	—
Expiring 09/18/19	Barclays Bank PLC	GBP	117	149,156	149,406	—	(250)
Expiring 09/18/19	Barclays Bank PLC	GBP	99	124,659	126,112	—	(1,453)
Expiring 09/18/19	Barclays Bank PLC	GBP	75	95,912	96,154	—	(242)
Expiring 09/18/19	Barclays Bank PLC	GBP	70	89,323	89,453	—	(130)
Expiring 09/18/19	Barclays Bank PLC	GBP	63	80,012	80,188	—	(176)
Expiring 09/18/19	Barclays Bank PLC	GBP	60	76,971	76,757	214	—
Expiring 09/18/19	Barclays Bank PLC	GBP	45	56,576	57,092	—	(516)
Expiring 09/18/19	Barclays Bank PLC	GBP	30	38,450	38,645	—	(195)
Expiring 09/18/19	Barclays Bank PLC	GBP	11	14,460	14,493	—	(33)
Expiring 09/18/19	Barclays Bank PLC	GBP	10	12,725	12,710	15	—
Expiring 09/18/19	Barclays Bank PLC	GBP	9	10,844	10,846	—	(2)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	2,221	2,816,465	2,831,460	—	(14,995)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar,
Expiring 09/18/19	Barclays Bank PLC	CAD	6,015	$4,544,191	$4,600,427	$—	$(56,236)
Expiring 09/18/19	Barclays Bank PLC	CAD	602	461,020	460,734	286	—
Expiring 09/18/19	Barclays Bank PLC	CAD	246	185,540	187,779	—	(2,239)
Expiring 09/18/19	Barclays Bank PLC	CAD	221	166,563	168,711	—	(2,148)
Expiring 09/18/19	Barclays Bank PLC	CAD	174	129,976	133,158	—	(3,182)
Expiring 09/18/19	Barclays Bank PLC	CAD	115	87,947	88,154	—	(207)
Expiring 09/18/19	Barclays Bank PLC	CAD	109	83,276	83,716	—	(440)
Expiring 09/18/19	Barclays Bank PLC	CAD	105	78,639	80,095	—	(1,456)
Expiring 09/18/19	Barclays Bank PLC	CAD	98	74,374	74,872	—	(498)
Expiring 09/18/19	Barclays Bank PLC	CAD	21	15,959	16,190	—	(231)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	128	94,988	97,874	—	(2,886)
Euro,
Expiring 09/18/19	Barclays Bank PLC	EUR	199	226,291	228,037	—	(1,746)
Expiring 09/18/19	Barclays Bank PLC	EUR	128	145,504	146,252	—	(748)
Expiring 09/18/19	Barclays Bank PLC	EUR	109	124,893	124,800	93	—
Expiring 09/18/19	Barclays Bank PLC	EUR	38	42,821	43,062	—	(241)
Expiring 09/18/19	Barclays Bank PLC	EUR	36	40,544	40,642	—	(98)
Expiring 09/18/19	Barclays Bank PLC	EUR	35	39,471	39,743	—	(272)
Expiring 09/18/19	Barclays Bank PLC	EUR	26	29,565	29,909	—	(344)
Expiring 09/18/19	Barclays Bank PLC	EUR	11	12,484	12,653	—	(169)
Expiring 09/18/19	Barclays Bank PLC	EUR	4	4,487	4,575	—	(88)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	1,426	1,601,818	1,632,054	—	(30,236)
Japanese Yen,
Expiring 09/18/19	Barclays Bank PLC	JPY	12,885	120,870	120,243	627	—
Expiring 09/18/19	Barclays Bank PLC	JPY	7,322	68,073	68,332	—	(259)
Expiring 09/18/19	Barclays Bank PLC	JPY	1,653	15,472	15,423	49	—
Expiring 09/18/19	Barclays Bank PLC	JPY	1,260	11,677	11,754	—	(77)
Expiring 09/18/19	Barclays Bank PLC	JPY	1,140	10,662	10,638	24	—
Expiring 09/18/19	Barclays Bank PLC	JPY	761	7,061	7,105	—	(44)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	589,931	5,423,668	5,505,239	—	(81,571)
New Zealand Dollar,
Expiring 09/18/19	Barclays Bank PLC	NZD	578	384,333	388,826	—	(4,493)
Expiring 09/18/19	Barclays Bank PLC	NZD	518	342,276	348,580	—	(6,304)
Expiring 09/18/19	Barclays Bank PLC	NZD	423	282,955	284,621	—	(1,666)
Expiring 09/18/19	Barclays Bank PLC	NZD	259	169,220	174,090	—	(4,870)
Expiring 09/18/19	Barclays Bank PLC	NZD	248	163,146	166,624	—	(3,478)
Expiring 09/18/19	Barclays Bank PLC	NZD	157	104,778	105,676	—	(898)
Expiring 09/18/19	Barclays Bank PLC	NZD	89	58,855	59,710	—	(855)
Expiring 09/18/19	Barclays Bank PLC	NZD	79	52,018	53,124	—	(1,106)
Expiring 09/18/19	Barclays Bank PLC	NZD	78	51,622	52,195	—	(573)
Expiring 09/18/19	Barclays Bank PLC	NZD	30	19,532	19,871	—	(339)
Expiring 09/18/19	Barclays Bank PLC	NZD	26	17,242	17,523	—	(281)
Expiring 09/18/19	Barclays Bank PLC	NZD	18	11,721	11,883	—	(162)
Expiring 09/18/19	Barclays Bank PLC	NZD	16	10,791	11,012	—	(221)
Expiring 09/18/19	Barclays Bank PLC	NZD	2	1,653	1,676	—	(23)
Norwegian Krone,
Expiring 09/18/19	Barclays Bank PLC	NOK	35,204	4,083,998	4,136,268	—	(52,270)
Expiring 09/18/19	Barclays Bank PLC	NOK	7,796	919,737	916,029	3,708	—
Expiring 09/18/19	Barclays Bank PLC	NOK	5,527	634,376	649,389	—	(15,013)
Expiring 09/18/19	Barclays Bank PLC	NOK	2,162	254,672	254,040	632	—
Expiring 09/18/19	Barclays Bank PLC	NOK	1,942	224,776	228,178	—	(3,402)
Expiring 09/18/19	Barclays Bank PLC	NOK	1,751	204,687	205,692	—	(1,005)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Norwegian Krone (continued),
Expiring 09/18/19	Barclays Bank PLC	NOK	1,744	$206,094	$204,901	$1,193	$—
Expiring 09/18/19	Barclays Bank PLC	NOK	1,391	160,565	163,470	—	(2,905)
Expiring 09/18/19	Barclays Bank PLC	NOK	1,341	155,014	157,552	—	(2,538)
Expiring 09/18/19	Barclays Bank PLC	NOK	278	31,847	32,650	—	(803)
Expiring 09/18/19	Barclays Bank PLC	NOK	265	30,471	31,147	—	(676)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	3,424	392,055	402,322	—	(10,267)
Singapore Dollar,
Expiring 09/18/19	Barclays Bank PLC	SGD	1,164	854,014	861,577	—	(7,563)
Expiring 09/18/19	Barclays Bank PLC	SGD	819	597,894	605,965	—	(8,071)
Expiring 09/18/19	Barclays Bank PLC	SGD	522	385,964	386,081	—	(117)
Expiring 09/18/19	Barclays Bank PLC	SGD	449	332,083	332,201	—	(118)
Expiring 09/18/19	Barclays Bank PLC	SGD	436	319,237	322,541	—	(3,304)
Expiring 09/18/19	Barclays Bank PLC	SGD	355	260,311	262,696	—	(2,385)
Expiring 09/18/19	Barclays Bank PLC	SGD	331	241,445	244,744	—	(3,299)
Expiring 09/18/19	Barclays Bank PLC	SGD	240	174,277	177,513	—	(3,236)
Expiring 09/18/19	Barclays Bank PLC	SGD	240	176,918	177,511	—	(593)
Expiring 09/18/19	Barclays Bank PLC	SGD	207	151,795	153,144	—	(1,349)
Expiring 09/18/19	Barclays Bank PLC	SGD	148	108,589	109,758	—	(1,169)
Expiring 09/18/19	Barclays Bank PLC	SGD	85	62,675	62,935	—	(260)
Expiring 09/18/19	Barclays Bank PLC	SGD	74	53,817	54,527	—	(710)
Expiring 09/18/19	Barclays Bank PLC	SGD	60	43,917	44,328	—	(411)
Expiring 09/18/19	Barclays Bank PLC	SGD	51	37,025	37,747	—	(722)
Expiring 09/18/19	Barclays Bank PLC	SGD	36	26,785	27,007	—	(222)
Expiring 09/18/19	Barclays Bank PLC	SGD	31	22,959	23,200	—	(241)
Expiring 09/18/19	Barclays Bank PLC	SGD	5	3,759	3,795	—	(36)
Expiring 09/18/19	Barclays Bank PLC	SGD	5	3,526	3,564	—	(38)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SGD	1,716	1,246,091	1,269,705	—	(23,614)
Swedish Krona,
Expiring 09/18/19	Barclays Bank PLC	SEK	8,800	932,806	953,288	—	(20,482)
Expiring 09/18/19	Barclays Bank PLC	SEK	6,093	661,020	660,030	990	—
Expiring 09/18/19	Barclays Bank PLC	SEK	4,709	509,722	510,119	—	(397)
Expiring 09/18/19	Barclays Bank PLC	SEK	3,111	337,182	336,968	214	—
Expiring 09/18/19	Barclays Bank PLC	SEK	3,093	333,403	335,032	—	(1,629)
Expiring 09/18/19	Barclays Bank PLC	SEK	1,616	175,356	175,105	251	—
Expiring 09/18/19	Barclays Bank PLC	SEK	1,239	131,267	134,189	—	(2,922)
Expiring 09/18/19	Barclays Bank PLC	SEK	1,167	124,512	126,469	—	(1,957)
Expiring 09/18/19	Barclays Bank PLC	SEK	1,044	111,501	113,043	—	(1,542)
Expiring 09/18/19	Barclays Bank PLC	SEK	596	62,810	64,521	—	(1,711)
Expiring 09/18/19	Barclays Bank PLC	SEK	273	29,148	29,589	—	(441)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	59,116	6,249,528	6,403,834	—	(154,306)

				$52,054,998	$52,739,904	8,717	(693,623)

						$629,923	$(703,765)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Treasury Obligations	$—	$787,361	$—
Unaffiliated Mutual Fund	2,022,130	—	—
U.S. Treasury Obligations	—	4,481,642	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(73,842)	—

Total	$2,022,130	$5,195,161	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	44.6%
Unaffiliated Mutual Fund	20.1
Foreign Treasury Obligations	7.8

72.5
Other assets in excess of liabilities	27.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$629,923	Unrealized depreciation on OTC forward foreign currency exchange contracts	$703,765

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$5,637

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$(238,313)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts—Purchased(1)
$47,051,620

Forward Foreign Currency Exchange Contracts—Sold(1)
$48,083,909

(1)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$604,816	$(272,655)	$332,161	$—	$332,161
Morgan Stanley Capital Services LLC	25,107	(431,110)	(406,003)	406,003	—

	$629,923	$(703,765)	$(73,842)	$406,003	$332,161

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $7,294,280)	$7,291,133
Foreign currency, at value (cost $2,816,595)	2,873,743
Unrealized appreciation on OTC forward foreign currency exchange contracts	629,923
Receivable for Portfolio shares sold	5,016
Interest receivable	1,319
Prepaid expenses	106

Total Assets	10,801,240

LIABILITIES
Unrealized depreciation on OTC forward foreign currency exchange contracts	703,765
Accrued expenses and other liabilities	34,860
Management fee payable	3,023
Distribution fee payable	383
Affiliated transfer agent fee payable	369

Total Liabilities	742,400

NET ASSETS	$10,058,840

Net assets were comprised of:
Partners Equity	$10,058,840

Net asset value and redemption price per share, $10,058,840 / 1,058,831 outstanding shares of beneficial interest	$9.50

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$55,482
Unaffiliated dividend income	8,722

Total income	64,204

EXPENSES
Management fee	36,455
Distribution fee	10,947
Custodian and accounting fees	20,290
Audit fee	14,529
Legal fees and expenses	5,468
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	2,420
Miscellaneous	5,764

Total expenses	104,108
Less: Fee waiver and/or expense reimbursement	(50,685)

Net expenses	53,423

NET INVESTMENT INCOME (LOSS)	10,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Forward currency contracts	5,637
Foreign currency transactions	(11,736)

(6,099)

Net change in unrealized appreciation (depreciation) on:
Investments	23,636
Forward currency contracts	(238,313)
Foreign currencies	31,391

(183,286)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(189,385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(178,604)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,781	$(8,007)
Net realized gain (loss) on investment and foreign currency transactions	(6,099)	(1,053,106)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(183,286)	584,038

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(178,604)	(477,075)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [182,703 and 132,536 shares, respectively]	1,737,751	1,268,265
Portfolio shares repurchased [55,805 and 73,334 shares, respectively]	(536,362)	(707,207)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,201,389	561,058

TOTAL INCREASE (DECREASE)	1,022,785	83,983
NET ASSETS:
Beginning of period	9,036,055	8,952,072

End of period	$10,058,840	$9,036,055

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 62.9%
COMMON STOCKS — 34.9%	Shares	Value
Canada — 0.7%
Husky Energy, Inc.	5,300	$50,226
Wheaton Precious Metals Corp.	5,166	124,934

		175,160

China — 2.2%
Baidu, Inc., ADR*	760	89,194
China Life Insurance Co. Ltd. (Class H Stock)	57,000	140,189
China Mobile Ltd.	12,000	109,095
China Telecom Corp. Ltd., ADR	2,085	104,312
China Telecom Corp. Ltd. (Class H Stock)	9,700	4,876
Kunlun Energy Co. Ltd.	95,800	83,579

		531,245

Denmark — 0.6%
AP Moller—Maersk A/S (Class B Stock)	79	97,884
Drilling Co. of 1972 (The)*	158	12,270
Vestas Wind Systems A/S	499	43,138

		153,292

France — 3.0%
BNP Paribas SA	4,072	193,453
Cie de Saint-Gobain	1,602	62,474
Credit Agricole SA	9,264	111,024
Sanofi	2,063	178,292
Veolia Environnement SA	7,242	176,326

		721,569

Germany — 2.1%
Bayer AG	2,423	167,560
E.ON SE	10,408	112,952
Merck KGaA	848	88,659
Siemens AG	1,306	155,421

		524,592

Hong Kong — 0.6%
CK Asset Holdings Ltd.	1,500	11,724
CK Hutchison Holdings Ltd.	13,100	128,977
Value Partners Group Ltd.	14,700	9,814

		150,515

Ireland — 0.1%
Bank of Ireland Group PLC	6,628	34,624

Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR*	9,114	84,122

Italy — 0.5%
Eni SpA	7,865	130,927

Japan — 3.1%
Kirin Holdings Co. Ltd.	1,000	21,563
Mitsui Fudosan Co. Ltd.	4,570	111,092
Panasonic Corp.	13,900	116,035
Seven & i Holdings Co. Ltd.	2,700	91,444
Sumitomo Mitsui Financial Group, Inc.	3,257	115,179
Suntory Beverage & Food Ltd.	1,910	83,073

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Taiheiyo Cement Corp.	1,630	$49,402
Takeda Pharmaceutical Co. Ltd.	5,054	179,589

		767,377

Luxembourg — 0.7%
SES SA	11,172	174,726

Netherlands — 2.1%
Aegon NV	20,403	101,376
Akzo Nobel NV	521	48,945
ING Groep NV	14,320	165,981
Royal Dutch Shell PLC (Class B Stock)	6,196	203,020

		519,322

Singapore — 0.9%
Singapore Telecommunications Ltd.	81,900	211,816

South Korea — 1.3%
KB Financial Group, Inc., ADR	3,266	128,942
Samsung Electronics Co. Ltd.	4,339	176,573

		305,515

Spain — 0.4%
Telefonica SA	10,415	85,548

Switzerland — 1.4%
Alcon, Inc.*	73	4,520
Novartis AG	368	33,588
Roche Holding AG	710	199,912
UBS Group AG*	8,170	97,160

		335,180

Taiwan — 0.1%
Catcher Technology Co. Ltd.	3,000	21,537

Thailand — 0.5%
Bangkok Bank PCL	17,400	111,809
Bangkok Bank PCL, NVDR	1,800	11,560

		123,369

United Kingdom — 3.1%
BP PLC	29,100	203,056
HSBC Holdings PLC	15,800	130,967
Kingfisher PLC	41,766	113,874
Standard Chartered PLC	19,942	181,105
Vodafone Group PLC	75,947	124,559

		753,561

United States — 11.2%
Allergan PLC	1,432	239,760
Alphabet, Inc. (Class A Stock)*	62	67,134
AmerisourceBergen Corp.	1,230	104,870
Apache Corp.	4,090	118,487
Capital One Financial Corp.	1,410	127,943
Cardinal Health, Inc.	1,590	74,889
Citigroup, Inc.	3,200	224,096
Comcast Corp. (Class A Stock)	3,234	136,734
CommScope Holding Co., Inc.*	3,780	59,459
Coty, Inc. (Class A Stock)	7,668	102,751
Exxon Mobil Corp.	1,815	139,083
Gilead Sciences, Inc.	2,140	144,578
Kellogg Co.	4,150	222,316

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Kroger Co. (The)	6,493	$140,963
Mattel, Inc.*(a)	7,495	84,019
Navistar International Corp.*	2,658	91,568
Oracle Corp.	3,489	198,768
Perrigo Co. PLC(a)	240	11,429
United Parcel Service, Inc. (Class B Stock)	1,250	129,088
Verizon Communications, Inc.	740	42,276
Walgreens Boots Alliance, Inc.	2,991	163,518
Wells Fargo & Co.	2,360	111,675

		2,735,404

TOTAL COMMON STOCKS (cost $9,261,338)		8,539,401

EXCHANGE-TRADED FUNDS — 5.4%
Franklin LibertyQ Emerging Markets ETF	28,000	838,160
iShares Russell 2000 ETF	427	66,399
SPDR Bloomberg Barclays High Yield Bond ETF(a)	3,912	426,210

TOTAL EXCHANGE-TRADED FUNDS (cost $1,384,722)		1,330,769

UNAFFILIATED MUTUAL FUND — 22.6%
Franklin Strategic Series — Franklin Strategic Income Fund (Class R6 Stock)** (cost $5,505,261)	568,657	5,515,975

TOTAL LONG-TERM INVESTMENTS (cost $16,151,321)		15,386,145

SHORT-TERM INVESTMENTS — 38.7%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,964,250	$8,964,250
PGIM Institutional Money Market Fund (cost $500,876; includes $499,566 of cash collateral for securities on loan)(b)(w)	500,728	500,879

TOTAL SHORT-TERM INVESTMENTS (cost $9,465,126)		9,465,129

TOTAL INVESTMENTS — 101.6% (cost $25,616,447)		24,851,274
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (1.6)%		(401,295)

NET ASSETS — 100.0%		$24,449,979

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $490,794; cash collateral of $499,566 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Sep. 2019	$215,180	$445
16	EURO STOXX 50 Index	Sep. 2019	630,590	4,730
2	Mini MSCI Emerging Markets Index	Sep. 2019	105,340	2,250
10	NASDAQ 100 E-Mini Index	Sep. 2019	1,538,750	13,004
6	Russell 2000 E-Mini Index	Sep. 2019	470,130	6,246

				26,675

Short Positions:
17	S&P 500 E-Mini Index	Sep. 2019	2,502,570	(27,243)
10	U.S. Dollar Index	Sep. 2019	956,660	4,675

				(22,568)

				$4,107

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Barclays Cross Asset Trend Index(M)	0.53%(M)	Barclays Bank PLC	2/21/20	763	$26,127	$—	$26,127
Barclays TrendStar+ Index(M)	0.70%(M)	Barclays Bank PLC	2/21/20	1,026	5,522	—	5,522
SGI VI Smart Beta Index(M)(3)	1 Month LIBOR + 0.50%(M)	Societe Generale	2/21/20	1,195	(3,909)	—	(3,909)

					$27,740	$—	$27,740

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(3)	The value of the SGI VI Smart Beta Index is derived from CBOE Volatility Index Futures. The allocation was 0% at June 30, 2019.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$31,649	$(3,909)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$134,423	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$175,160	$—	$—
China	193,506	337,739	—
Denmark	—	153,292	—
France	—	721,569	—
Germany	—	524,592	—
Hong Kong	—	150,515	—
Ireland	—	34,624	—
Israel	84,122	—	—
Italy	—	130,927	—
Japan	—	767,377	—
Luxembourg	—	174,726	—

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Netherlands	$—	$519,322	$—
Singapore	—	211,816	—
South Korea	128,942	176,573	—
Spain	—	85,548	—
Switzerland	—	335,180	—
Taiwan	—	21,537	—
Thailand	—	123,369	—
United Kingdom	—	753,561	—
United States	2,735,404	—	—
Exchange-Traded Funds	1,330,769	—	—
Unaffiliated Mutual Fund	5,515,975	—	—
Affiliated Mutual Funds	9,465,129	—	—
Other Financial Instruments*
Futures Contracts	4,107	—	—
OTC Total Return Swap Agreements	—	27,740	—

Total	$19,633,114	$5,250,007	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (2.0% represents investments purchased with collateral from securities on loan)	38.7%
Unaffiliated Mutual Fund	22.6
Banks	6.4
Exchange-Traded Funds	5.4
Pharmaceuticals	4.8
Oil, Gas & Consumable Fuels	3.7
Diversified Telecommunication Services	1.9
Food & Staples Retailing	1.7
Media	1.3
Multi-Utilities	1.1
Industrial Conglomerates	1.1
Insurance	1.0
Wireless Telecommunication Services	1.0
Food Products	0.9
Software	0.8
Technology Hardware, Storage & Peripherals	0.8
Health Care Providers & Services	0.7
Interactive Media & Services	0.7
Biotechnology	0.6
Air Freight & Logistics	0.5
Consumer Finance	0.5

Metals & Mining	0.5%
Real Estate Management & Development	0.5
Household Durables	0.5
Specialty Retail	0.5
Capital Markets	0.4
Beverages	0.4
Personal Products	0.4
Marine	0.4
Machinery	0.4
Leisure Products	0.3
Building Products	0.3
Communications Equipment	0.2
Construction Materials	0.2
Chemicals	0.2
Electrical Equipment	0.2
Energy Equipment & Services	0.0 *
Health Care Equipment & Supplies	0.0 *

101.6
Liabilities in excess of other assets	(1.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$26,230	*	Due from/to broker-variation margin futures	$27,243	*
Equity contracts	Unrealized appreciation on OTC swap agreements	26,127		Unrealized depreciation on OTC swap agreements	3,909
Foreign exchange contracts	Due from/to broker-variation margin futures	4,675	*	—	—
Interest rate contracts	Due from/to broker-variation margin futures	445	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,522		—	—

		$62,999			$31,152

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$(360,444)	$—	$83,399
Foreign exchange contracts	(16,814)	43	—
Interest rate contracts	(18,183)	—	(5,977)

Total	$(395,441)	$43	$77,422

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Equity contracts	$(50,860)	$(238,171)
Foreign exchange contracts	4,675	—
Interest rate contracts	28,234	9,461

Total	$(17,951)	$(228,710)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)		Futures Contracts— Short Positions(1)
$3,168,395		$5,866,669

	Total Return Swap Agreements(1)
	$3,248,065

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$490,794	$(490,794)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$31,649	$—	$31,649	$—	$31,649
Societe Generale	—	(3,909)	(3,909)	—	(3,909)

	$31,649	$(3,909)	$27,740	$—	$27,740

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $490,794:
Unaffiliated investments (cost $16,151,321)	$15,386,145
Affiliated investments (cost $9,465,126)	9,465,129
Deposit with broker for centrally cleared/exchange-traded derivatives	134,423
Unrealized appreciation on OTC swap agreements	31,649
Tax reclaim receivable	31,344
Receivable for investments sold	27,797
Dividends and interest receivable	15,235
Due from broker-variation margin futures	550
Receivable from affiliate	403
Prepaid expenses	106

Total Assets	25,092,781

LIABILITIES
Payable to broker for collateral for securities on loan	499,566
Custodian and accounting fees payable	52,421
Accrued expenses and other liabilities	32,702
Payable for Portfolio shares repurchased	20,376
Payable to affiliate	19,921
Payable for investments purchased	6,922
Unrealized depreciation on OTC swap agreements	3,909
Management fee payable	3,696
Payable to custodian	1,918
Distribution fee payable	1,002
Affiliated transfer agent fee payable	369

Total Liabilities	642,802

NET ASSETS	$24,449,979

Net assets were comprised of:
Partners Equity	$24,449,979

Net asset value and redemption price per share, $24,449,979 / 2,450,522 outstanding shares of beneficial interest	$9.98

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $19,580 foreign withholding tax, of which $1,059 is reimbursable by an affiliate)	$345,800
Affiliated dividend income	112,016
Income from securities lending, net (including affiliated income of $2,459)	5,826
Interest income	1,729

Total income	465,371

EXPENSES
Management fee	94,661
Distribution fee	30,243
Custodian and accounting fees	55,434
Audit fee	20,232
Legal fees and expenses	5,421
Trustees’ fees	4,770
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	2,266
Miscellaneous	15,016

Total expenses	231,518
Less: Fee waiver and/or expense reimbursement	(104,393)

Net expenses	127,125

NET INVESTMENT INCOME (LOSS)	338,246

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(101))	50,497
Futures transactions	(395,441)
Forward and cross currency contract transactions	43
Swap agreements transactions	77,422
Foreign currency transactions	(937)

(268,416)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $88)	748,299
Futures	(17,951)
Swap agreements	(228,710)
Foreign currencies	(968)

500,670

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	232,254

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$570,500

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$338,246	$487,757
Net realized gain (loss) on investment and foreign currency transactions	(268,416)	628,396
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	500,670	(2,604,807)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	570,500	(1,488,654)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [106,756 and 434,504 shares, respectively]	1,064,291	4,456,247
Portfolio shares repurchased [145,232 and 356,023 shares, respectively]	(1,442,127)	(3,572,258)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(377,836)	883,989

CAPITAL CONTRIBUTIONS	42	1,856

TOTAL INCREASE (DECREASE)	192,706	(602,809)
NET ASSETS:
Beginning of period	24,257,273	24,860,082

End of period	$24,449,979	$24,257,273

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 87.0%
EXCHANGE-TRADED FUNDS — 44.9%	Shares	Value
Goldman Sachs ActiveBeta International Equity ETF**	51,639	$1,481,007
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF**	98,346	5,779,794
iShares Core MSCI EAFE ETF	117,477	7,213,088
iShares Core MSCI Emerging Markets ETF	53,457	2,749,828

TOTAL EXCHANGE-TRADED FUNDS (cost $16,610,646)		17,223,717

UNAFFILIATED MUTUAL FUNDS** — 42.1%
Goldman Sachs Absolute Return Tracker Fund, (Institutional Shares)	191,627	1,872,199
Goldman Sachs Alternative Premia Fund, (Institutional Shares)	113,736	928,086
Goldman Sachs Core Fixed Income Fund, (Institutional Shares)	500,240	5,357,566
Goldman Sachs Emerging Markets Debt Fund, (Institutional Shares)	61,930	774,121
Goldman Sachs Emerging Markets Equity Insights Fund, (Institutional Shares)	161,130	1,542,017
Goldman Sachs Global Infrastructure Fund, (Institutional Shares)	58,021	679,429
Goldman Sachs High Yield Floating Rate Fund, (Institutional Shares)	59,606	560,293
Goldman Sachs High Yield Fund, (Institutional Shares)	59,424	380,315
Goldman Sachs International Real Estate Securities Fund, (Institutional Shares)	44,567	285,226
Goldman Sachs Local Emerging Markets Debt Fund, (Institutional Shares)	96,754	583,426
Goldman Sachs Managed Futures Strategy Fund, (Institutional Shares)	90,153	973,658
Goldman Sachs Real Estate Securities Fund, (Institutional Shares)	18,976	289,578
Goldman Sachs Tactical Tilt Overlay Fund, (Institutional Shares)	188,492	1,903,770

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $15,859,794)		16,129,684

TOTAL LONG-TERM INVESTMENTS (cost $32,470,440)		33,353,401

SHORT-TERM INVESTMENTS — 12.3%
AFFILIATED MUTUAL FUNDS — 11.8%	Shares	Value
PGIM Core Ultra Short Bond Fund(w)	4,507,445	$4,507,445
PGIM Institutional Money Market Fund(b)(w)	3,826	3,827

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,511,272)		4,511,272

OPTIONS PURCHASED*~ — 0.5%
(cost $163,727)		200,819

TOTAL SHORT-TERM INVESTMENTS (cost $4,674,999)		4,712,091

TOTAL INVESTMENTS — 99.3% (cost $37,145,439)		38,065,492
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.7%		277,426

NET ASSETS — 100.0%		$38,342,918

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	09/16/19	$97.75	3	8	$2,025
90 Day Euro Dollar Futures	Call	03/16/20	$98.50	6	15	2,100
90 Day Euro Dollar Futures	Call	06/15/20	$98.50	4	10	2,200
90 Day Euro Dollar Futures	Call	09/14/20	$97.50	4	10	9,700
90 Day Euro Dollar Futures	Call	12/14/20	$97.50	4	10	9,800
90 Day Euro Dollar Futures	Call	03/15/21	$97.00	3	8	11,063
90 Day Euro Dollar Futures	Call	03/15/21	$98.25	32	80	38,000
90 Day Euro Dollar Futures	Call	06/14/21	$97.00	3	8	10,894

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	06/14/21	$98.00	11	28	$17,256
90 Day Euro Dollar Futures	Call	06/14/21	$98.25	28	70	33,600
90 Day Euro Dollar Futures	Call	09/13/21	$97.00	4	10	14,400
90 Day Euro Dollar Futures	Call	09/13/21	$98.25	27	68	32,906
90 Day Euro Dollar Futures	Call	12/13/21	$98.50	18	45	16,875

Total Options Purchased (cost $163,727)						$200,819

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
15	30 Day Federal Funds	Aug. 2019	$6,122,677	$17,814
8	Russell 2000 E-Mini Index	Sep. 2019	626,840	11,121
52	S&P 500 E-Mini Index	Sep. 2019	7,654,920	128,669

				157,604

Short Position:
75	90 Day Euro Dollar	Sep. 2020	18,458,438	(181,238)

				$(23,634)

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		AUD	50	$34,958	$35,189	$231	$—
New Zealand Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD		60	40,083	40,369	286	—

					$75,041	$75,558	517	—

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		AUD	930	$650,211	$654,508	$—	$(4,297)
Expiring 09/18/19	Morgan Stanley & Co. International PLC		AUD	50	35,113	35,189	—	(76)
British Pound,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		GBP	1,265	1,614,733	1,612,354	2,379	—
Danish Krone,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		DKK	1,090	165,484	167,210	—	(1,726)
Euro,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		EUR	2,730	3,092,323	3,124,355	—	(32,032)
Hong Kong Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		HKD	2,820	360,247	361,128	—	(881)
Israeli Shekel,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		ILS	120	33,517	33,794	—	(277)
Japanese Yen,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		JPY	253,000	2,356,131	2,360,721	—	(4,590)
New Zealand Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC		NZD	60	39,804	40,369	—	(565)
Expiring 09/18/19	Morgan Stanley & Co. International PLC		NZD	30	19,902	20,185	—	(283)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Norwegian Krone,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NOK	600	$68,967	$70,494	$—	$(1,527)
Singapore Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	180	132,152	133,202	—	(1,050)
Swedish Krona,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SEK	2,475	264,152	268,079	—	(3,927)
Swiss Franc,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CHF	840	853,623	866,834	—	(13,211)

				$9,686,359	$9,748,422	2,379	(64,442)

						$2,896	$(64,442)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Bank PLC	$250,092	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange-Traded Funds	$17,223,717	$—	$—
Unaffiliated Mutual Funds.	16,129,684	—	—
Affiliated Mutual Funds	4,511,272	—	—
Options Purchased	200,819	—	—
Other Financial Instruments*
Futures Contracts	(23,634)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(61,546)	—

Total	$38,041,858	$(61,546)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Exchange-Traded Funds	44.9%
Unaffiliated Mutual Funds	42.1
Affiliated Mutual Funds	11.8

Options Purchased	0.5%

99.3
Other assets in excess of liabilities	0.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$139,790	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,896		Unrealized depreciation on OTC forward foreign currency exchange contracts	64,442
Interest rate contracts	Due from/to broker-variation margin futures	17,814	*	Due from/to broker-variation margin futures	181,238	*
Interest rate contracts	Unaffiliated investments	200,819		—	—

		$361,319			$245,680

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Exchange Contracts
Equity contracts	$—	$753,855	$—
Foreign exchange contracts	—	—	113,452
Interest rate contracts	98,247	(249,083)	—

Total	$98,247	$504,772	$113,452

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward Currency Exchange Contracts
Equity contracts	$—	$458,927	$—
Foreign exchange contracts	—	—	(19,825)
Interest rate contracts	67,542	(45,160)	—

Total	$67,542	$413,767	$(19,825)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$224,769	$14,626,535	$20,749,059	$726,078

Forward Foreign Currency Exchange Contracts—Sold(3)
$9,216,564

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)	Net Amount
Morgan Stanley & Co. International PLC	$2,896	$(64,442)	$(61,546)	$—	$(61,546)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $32,634,167)	$33,554,220
Affiliated investments (cost $4,511,272)	4,511,272
Cash	35,927
Deposit with broker for centrally cleared/exchange-traded derivatives	250,092
Receivable for Portfolio shares sold	82,033
Dividends and interest receivable	46,015
Due from broker-variation margin futures	40,312
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,896
Prepaid expenses	112

Total Assets	38,522,879

LIABILITIES
Unrealized depreciation on OTC forward foreign currency exchange contracts	64,442
Custodian and accounting fees payable	32,460
Payable for investments purchased	31,459
Audit fee payable	20,232
Payable for Portfolio shares repurchased	17,858
Accrued expenses and other liabilities	7,194
Management fee payable	4,388
Distribution fee payable	1,559
Affiliated transfer agent fee payable	369

Total Liabilities	179,961

NET ASSETS	$38,342,918

Net assets were comprised of:
Partners Equity	$38,342,918

Net asset value and redemption price per share, $38,342,918 / 2,984,465 outstanding shares of beneficial interest	$12.85

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$249,419
Interest income	178,546
Affiliated dividend income	71,594
Income from securities lending, net (including affiliated income of $2,701)	3,611

Total income	503,170

EXPENSES
Management fee	140,100
Distribution fee	44,760
Custodian and accounting fees	40,344
Audit fee	20,232
Legal fees and expenses	5,452
Trustees’ fees	4,823
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,326
Miscellaneous	6,761

Total expenses	268,274
Less: Fee waiver and/or expense reimbursement	(115,966)

Net expenses	152,308

NET INVESTMENT INCOME (LOSS)	350,862

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $287)	40,195
Futures transactions	504,772
Forward currency contract transactions	113,452
Foreign currency transactions	36,115

694,534

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $74)	2,873,594
Futures	413,767
Forward currency contracts	(19,825)
Foreign currencies	(1,079)

3,266,457

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	3,960,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,311,853

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$350,862	$607,244
Net realized gain (loss) on investment and foreign currency transactions	694,534	1,164,697
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,266,457	(5,295,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,311,853	(3,523,183)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [169,045 and 527,647 shares, respectively]	2,112,887	6,602,433
Portfolio shares repurchased [119,107 and 193,175 shares, respectively]	(1,472,603)	(2,369,492)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	640,284	4,232,941

TOTAL INCREASE (DECREASE)	4,952,137	709,758
NET ASSETS:
Beginning of period	33,390,781	32,681,023

End of period	$38,342,918	$33,390,781

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 102.3%

ASSET-BACKED SECURITIES — 11.5%
Cayman Islands — 4.9%
CarVal CLO Ltd.,
Series 2019-01A, Class AN, 144A, 3 Month LIBOR + 1.480%
4.121%(c)	04/20/32	4,000	$4,000,163
Catamaran CLO Ltd.,
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850%
3.432%(c)	01/27/28	3,750	3,734,670
Cutwater Ltd.,
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	07/15/26	2,712	2,712,391
Halcyon Loan Advisors Funding Ltd.,
Series 2013-01A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.747%(c)	04/15/25	271	270,806
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.130%
3.731%(c)	04/18/26	1,519	1,520,164
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150%
3.730%(c)	04/25/30	7,900	7,851,353
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%
3.347%(c)	04/15/29	5,550	5,485,202
Mariner CLO LLC,
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210%
3.796%(c)	10/26/29	8,050	8,030,404
Oaktree CLO Ltd.,
Series 2014-02A, Class A1AR, 144A, 3 Month LIBOR + 1.220%
3.812%(c)	10/20/26	1,897	1,900,316
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%
3.665%(c)	05/07/31	3,000	2,982,412
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950%
3.547%(c)	04/15/29	3,150	3,139,060
Staniford Street CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.180%
3.590%(c)	06/15/25	981	981,565

			42,608,506

United States — 6.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470%
2.874%(c)	01/25/36	2,200	2,188,852
Bank of America Student Loan Trust,
Series 2010-01A, Class A, 144A, 3 Month LIBOR + 0.800%
3.380%(c)	02/25/43	453	454,825
Citigroup Mortgage Loan Trust,
Series 2006-HE02, Class M1, 1 Month LIBOR + 0.290%
2.694%(c)	08/25/36	2,400	2,358,537
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200%
3.604%(c)	12/27/66	4,783	4,809,902
Series 2018-01A, Class A, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	02/27/68	6,021	5,983,906

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Education Loan Asset-Backed Trust,
Series 2013-01, Class A2, 144A, 1 Month LIBOR + 0.800%
3.204%(c)	04/26/32	5,850	$5,826,268
Higher Education Funding,
Series 2014-01, Class A, 144A, 3 Month LIBOR + 1.050%
3.571%(c)	05/25/34	2,909	2,921,657
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
2.871%(cc)	07/25/59	804	811,994
Montana Higher Education Student Assistance Corp.,
Series 2012-01, Class A3, 1 Month LIBOR + 1.050%
3.491%(c)	07/20/43	2,150	2,170,859
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050%
3.454%(c)	12/27/66	1,042	1,047,087
Nelnet Student Loan Trust,
Series 2006-01, Class A6, 144A, 3 Month LIBOR + 0.450%
2.974%(c)	08/23/36	3,700	3,599,420
Series 2006-02, Class A7, 144A, 3 Month LIBOR + 0.580%
3.160%(c)	01/26/37	4,150	4,023,564
New Hampshire Higher Education Loan Corp.,
Series 2011-01, Class A3, 3 Month LIBOR + 0.850%
3.430%(c)	10/25/37	2,471	2,486,823
North Carolina State Education Assistance Authority,
Series 2010-01, Class A1, 3 Month LIBOR + 0.900%
3.480%(c)	07/25/41	1,161	1,170,552
PHEAA Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.150%
3.554%(c)	09/25/65	2,675	2,698,248
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750%
3.332%(c)	10/28/41	834	818,095
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110%
2.520%(c)	12/15/32	2,119	1,994,055
Series 2007-02, Class A4, 3 Month LIBOR + 0.060%
2.640%(c)	07/25/22	2,942	2,873,357
Series 2008-02, Class A3, 3 Month LIBOR + 0.750%
3.330%(c)	04/25/23	148	146,617
Series 2008-04, Class A4, 3 Month LIBOR + 1.650%
4.230%(c)	07/25/22	830	839,573
Series 2008-05, Class A4, 3 Month LIBOR + 1.700%
4.280%(c)	07/25/23	1,654	1,674,359
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200%
2.604%(c)	01/25/37	1,164	1,145,903
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF03, Class M1, 1 Month LIBOR + 0.250%
2.654%(c)	09/25/36	4,600	4,547,845

			56,592,298

TOTAL ASSET-BACKED SECURITIES (cost $97,342,368)			99,200,804

CORPORATE BONDS — 29.2%
Belgium — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26	3,100	3,259,508

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Belgium (continued)
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23		540	$557,368
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.150%	01/23/25		650	704,095
4.600%	04/15/48		750	802,760
4.750%	01/23/29		1,450	1,646,049
KBC Group NV,
Sr. Unsec’d. Notes, EMTN
0.750%	10/18/23	EUR	1,000	1,162,469

				8,132,249

Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		800	855,867

Brazil — 0.0%
Petrobras Global Finance BV,
Gtd. Notes
5.750%	02/01/29		30	31,272
6.900%	03/19/49		150	159,750
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		10	10,303
6.250%	08/10/26		100	113,595

				314,920

Canada — 0.6%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25		1,550	1,562,090
Bank of Montreal,
Sr. Unsec’d. Notes, MTN, Series D
3.100%	04/13/21		3,100	3,147,801

				4,709,891

China — 0.3%
China Evergrande Group,
Sr. Sec’d. Notes
8.250%	03/23/22		230	221,589
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
3.125%	06/19/22		660	657,817
4.625%	03/14/23		460	480,488
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.750%	05/29/24		550	552,091
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		200	213,091
5.500%	01/16/25		400	436,089
Kaisa Group Holdings Ltd.,
Sr. Sec’d. Notes
8.500%	06/30/22		200	190,560

				2,751,725

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France — 1.7%
BNP Paribas SA,
Sr. Unsec’d. Notes
3.375%	01/09/25	(a)		1,350	$1,373,551
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25			1,400	1,424,423
BPCE SA,
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23			3,190	3,332,466
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
3.375%	01/10/22			600	611,917
3.750%	04/24/23			250	259,484
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
1.125%	06/15/22		GBP	2,600	3,306,142
Electricite de France SA,
Jr. Sub. Notes, EMTN
4.125%(ff)	—	(rr)	EUR	500	608,792
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28			2,950	3,235,195
Societe Generale SA,
Jr. Sub. Notes, 144A
8.000%(ff)	—	(rr)		800	882,000

					15,033,970

Germany — 5.5%
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23			800	830,722
4.250%	12/15/25			1,250	1,322,597
4.375%	12/15/28			700	738,135
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20			2,275	2,265,351
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21			100	98,928
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38			250	273,003
innogy Finance BV,
Gtd. Notes, EMTN
6.125%	07/06/39		GBP	450	847,952
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.000%	12/15/22		EUR	22,900	26,526,062
0.375%	03/15/23		EUR	5,800	6,815,380
0.625%	01/07/28		EUR	3,800	4,597,963
O2 Telefonica Deutschland Finanzierungs GmbH,
Gtd. Notes
1.750%	07/05/25		EUR	800	957,002
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
1.625%	08/15/25		EUR	1,400	1,640,774

					46,913,869

India — 0.2%
ABJA Investment Co. Pte Ltd.,
Gtd. Notes
5.950%	07/31/24			270	281,545

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
India (continued)
Reliance Industries Ltd.,
Sr. Unsec’d. Notes
4.125%	01/28/25			250	$261,054
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27			490	494,099
Vedanta Resources Finance II PLC,
Gtd. Notes, 144A
8.000%	04/23/23			280	283,920

					1,320,618

Ireland — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22			2,050	2,087,990
4.625%	07/01/22			1,900	1,984,331
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			1,000	1,051,282
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24			1,450	1,527,938
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24			550	563,519

					7,215,060

Italy — 0.5%
CDP Reti SpA,
Sr. Unsec’d. Notes
1.875%	05/29/22		EUR	700	806,785
Societa Iniziative Autostradali e Servizi SpA,
Sr. Sec’d. Notes, EMTN
3.375%	02/13/24		EUR	700	881,439
Telecom Italia SpA,
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24		EUR	700	859,243
UniCredit SpA,
Jr. Sub. Notes
8.000%(ff)	—	(rr)		450	434,561
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22			1,050	1,116,210

					4,098,238

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21			604	609,817

Mexico — 0.3%
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26			680	676,260
5.500%	10/31/46			305	303,856
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			310	300,343
5.500%	10/31/46			200	199,250
5.500%	07/31/47			300	298,875

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mexico (continued)
Petroleos Mexicanos,
Gtd. Notes
6.000%	03/05/20			30	$30,375
Gtd. Notes, EMTN
5.125%	03/15/23		EUR	610	728,525
Trust F/1401,
Sr. Unsec’d. Notes
5.250%	12/15/24			400	424,000

					2,961,484

Netherlands — 0.6%
Cooperatieve Rabobank UA,
Sub. Notes
3.875%	07/25/23		EUR	750	980,203
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23			1,100	1,216,854
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22			2,500	2,570,600

					4,767,657

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26			960	1,022,400
Sr. Unsec’d. Notes, EMTN
7.288%	08/16/37			180	227,092

					1,249,492

South Africa — 0.0%
Sasol Financing International Ltd.,
Gtd. Notes
4.500%	11/14/22			200	205,534

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes, GMTN
0.750%	09/11/22		EUR	500	578,443
Banco de Sabadell SA,
Sr. Unsec’d. Notes, EMTN
0.875%	03/05/23		EUR	500	573,479
Banco Santander SA,
Jr. Sub. Notes
4.750%(ff)	—	(rr)	EUR	800	859,546
Sr. Unsec’d. Notes
2.706%	06/27/24			1,000	1,001,900
3.306%	06/27/29			400	402,812
CaixaBank SA,
Jr. Sub. Notes
5.250%(ff)	—	(rr)	EUR	800	853,851
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24		EUR	500	587,534

					4,857,565

Supranational Bank — 0.6%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
0.875%	01/14/28		EUR	3,900	4,811,727

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Switzerland — 0.8%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.250%(ff)	—	(rr)		400	$430,000
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, EMTN
1.250%	04/14/22		EUR	700	823,351
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23			750	779,752
4.125%	03/12/24			725	752,709
4.625%	04/29/24			950	1,002,947
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23			800	831,624
4.892%	04/24/25			700	730,558
5.182%	04/24/28			250	260,076
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
7.000%(ff)	—	(rr)		1,150	1,221,668

					6,832,685

United Kingdom — 2.0%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36		GBP	300	439,495
Sub. Notes, EMTN
5.125%(ff)	06/04/50		GBP	100	137,825
6.125%(ff)	07/05/43		EUR	300	400,145
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21			750	848,889
Sub. Notes, EMTN
10.000%	05/21/21		GBP	650	948,472
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23	(a)		500	506,549
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25			100	103,508
BP Capital Markets PLC,
Gtd. Notes
3.723%	11/28/28			650	694,843
3.814%	02/10/24			200	211,640
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.125%	12/04/28			1,100	1,230,710
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25			2,800	2,917,349
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23			250	254,608
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22			400	415,294
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23			1,300	1,314,482

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (continued)
3.875%	09/12/23			250	$256,513
4.269%(ff)	03/22/25			300	310,257
4.519%(ff)	06/25/24	(a)		1,050	1,093,612
Santander UK PLC,
Sr. Unsec’d. Notes
2.875%	06/18/24			2,200	2,213,071
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30		GBP	1,000	1,388,232
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24			1,250	1,306,923

					16,992,417

United States — 13.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.750%	11/14/23			450	468,509
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23			2,250	2,345,065
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26			750	842,909
6.450%	09/15/36			800	983,553
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21			1,800	1,811,273
3.000%	06/30/22			250	254,378
3.200%	03/01/22			1,300	1,327,671
3.400%	05/15/25			50	51,400
3.950%	01/15/25			350	369,655
4.100%	02/15/28			1,050	1,110,969
4.350%	03/01/29			1,600	1,723,330
4.350%	06/15/45			250	249,919
4.750%	05/15/46			50	52,801
4.850%	07/15/45			100	106,872
5.450%	03/01/47			100	114,882
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22			1,000	1,019,272
3.875%	08/01/25			3,700	3,960,006
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22			1,550	1,571,058
3.363%	06/06/24			2,550	2,626,327
BP Capital Markets America, Inc.,
Gtd. Notes
3.017%	01/16/27			150	153,197
3.790%	02/06/24			1,700	1,800,003
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22			450	451,169
3.625%	01/15/24			450	454,262
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22			2,350	2,364,796
3.625%	10/15/24			2,350	2,361,681
4.250%	04/15/26			2,350	2,384,957

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20			400	$403,586
4.500%	02/01/24			2,700	2,877,535
4.908%	07/23/25			1,100	1,194,208
Chubb INA Holdings, Inc.,
Gtd. Notes
0.875%	06/15/27		EUR	250	287,919
2.500%	03/15/38		EUR	100	129,955
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23			1,350	1,405,530
4.125%	11/15/25			550	585,718
4.900%	12/15/48			250	271,836
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25			1,500	1,644,375
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24	(a)		1,400	1,485,887
3.950%	10/15/25			1,050	1,132,824
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23			150	157,602
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	(a)		1,000	1,054,478
4.780%	03/25/38			1,050	1,095,333
5.050%	03/25/48			300	319,536
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24			1,550	1,550,465
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22			150	152,833
4.750%	05/15/42			50	54,753
5.850%	12/15/25			150	177,709
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24			1,500	1,543,125
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25			650	677,558
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25			850	940,576
4.725%	11/15/28			1,400	1,585,325
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
4.272%	08/28/23			750	787,171
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29			900	1,005,610
5.500%	06/01/27			350	391,240

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21			700	$705,337
3.750%	02/15/25			300	317,373
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23			700	727,901
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23		EUR	750	869,728
1.500%	05/21/27		EUR	1,000	1,186,234
2.602%	05/21/25		GBP	350	456,841
2.950%	05/21/39		EUR	250	315,053
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27		EUR	950	1,086,819
3.200%	07/01/26			800	816,544
3.500%	07/01/29			1,050	1,079,278
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.815%	11/02/27	(a)		450	430,221
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24			300	319,095
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20			950	954,711
3.000%	05/11/21			950	965,382
3.375%	05/15/23			400	418,059
General Electric Co.,
Sr. Unsec’d. Notes
1.500%	05/17/29		EUR	200	224,055
2.700%	10/09/22			250	249,722
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23			700	706,190
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.650%	01/17/29			250	274,923
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			1,300	1,403,187
Sr. Sec’d. Notes
5.250%	04/15/25			450	498,581
HCP, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26			200	201,564
4.250%	11/15/23			700	743,463
Huntington National Bank (The),
Sr. Unsec’d. Notes
3.250%	05/14/21			2,050	2,083,872
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25			450	482,670
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26			850	878,419

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
3.797%(ff)	07/23/24			1,700	$1,782,886
4.023%(ff)	12/05/24			2,700	2,869,537
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24			50	53,148
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20			200	200,222
Level 3 Financing, Inc.,
Gtd. Notes
5.625%	02/01/23			1,500	1,518,690
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27			800	848,817
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.650%	12/01/28	(a)		750	825,129
Medtronic Global Holdings SCA,
Gtd. Notes
1.000%	07/02/31		EUR	1,000	1,139,329
1.500%	07/02/39		EUR	600	673,957
Sr. Unsec’d. Notes, EMTN
0.250%	07/02/25		EUR	550	622,897
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24			110	116,695
4.368%	09/15/23			500	540,652
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23			750	813,750
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN
0.637%(ff)	07/26/24		EUR	650	746,661
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21		EUR	150	177,906
3.700%	10/23/24			1,750	1,846,301
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19			400	402,774
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38			400	403,843
5.500%	02/15/49			200	227,154
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24			511	565,013
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25			2,100	2,138,843
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26			650	691,913
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26			1,500	1,542,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		1,500	$1,551,030
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		1,200	1,344,087
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	06/01/27		2,550	2,624,407
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		726	743,424
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		2,050	2,124,312
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27		1,500	1,545,384
5.300%	04/01/44		400	411,520
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		827	908,543
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		250	262,079
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25		1,250	1,346,080
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28		2,953	3,272,504
5.012%	04/15/49		750	893,242
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23		1,200	1,227,000
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.550%	08/14/23		3,400	3,548,724
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.750%	08/15/28		300	303,456
5.300%	03/01/48		100	92,777
5.450%	04/01/44		100	94,462

				115,309,721

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	(d)	1,800	270,000
6.000%	10/28/22	(d)	6,730	942,200

				1,212,200

TOTAL CORPORATE BONDS (cost $244,259,176)				251,156,706

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS — 0.2%
Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
4.500%	07/01/34		100	$103,180
4.550%	07/01/40		50	50,000
4.750%	07/01/53		370	359,662
Revenue Bonds, Series A1
5.000%	07/01/58		936	936,000

TOTAL MUNICIPAL BONDS (cost $1,388,942)				1,448,842

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.2%
United Kingdom — 3.1%
Harben Finance PLC,
Series 2017-01X, Class A, 3 Month GBP LIBOR + 0.800%
1.604%(c)	08/20/56	GBP	433	550,349
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, 3 Month GBP LIBOR + 0.850%
1.656%(c)	11/15/49	GBP	1,487	1,888,673
Precise Mortgage Funding PLC,
Series 2017-01B, Class A, 3 Month GBP LIBOR + 0.750%
1.543%(c)	03/12/54	GBP	2,573	3,257,682
Ripon Mortgages PLC,
Series 01X, Class A1, 3 Month GBP LIBOR + 0.800%
1.604%(c)	08/20/56	GBP	375	475,718
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800%
1.604%(c)	08/20/56	GBP	4,414	5,599,597
Silverstone Master Issuer PLC,
Series 2019-01A, Class 1A, 144A, 3 Month LIBOR + 0.570%
3.148%(c)	01/21/70		1,340	1,343,807
Slate No 2 PLC,
Series 02, Class A, 3 Month GBP LIBOR + 1.100%
1.922%(c)	10/24/44	GBP	1,114	1,417,579
Slate No.1 PLC,
Series 01, Class A, 3 Month GBP LIBOR + 1.000%
1.822%(c)	01/24/51	GBP	1,769	2,251,485
Towd Point Mortgage Funding PLC,
Series 2017-A11X, Class A1, 3 Month GBP LIBOR + 0.850%
1.654%(c)	05/20/45	GBP	5,233	6,643,174
Tower Bridge Funding No.1 PLC,
Series 01, Class A, 3 Month GBP LIBOR + 1.000%
1.784%(c)	03/20/56	GBP	963	1,224,533
Warwick Finance Residential Mortgages No One PLC,
Series 01, Class A, 3 Month GBP LIBOR + 1.000%
1.775%(c)	09/21/49	GBP	2,113	2,693,021

				27,345,618

United States — 2.1%
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.480%(cc)	04/25/37		916	866,516
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400%
4.804%(c)	04/25/31		1,110	1,123,320
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300%
4.704%(c)	08/25/31		1,400	1,412,059
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.654%(c)	07/25/30		725	732,666

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150%
4.554%(c)	10/25/30	370	$372,476
Fannie Mae REMICS,
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1.000) + 6.100%
3.696%(c)	10/25/46	6,656	1,015,484
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1.000) + 5.950%
3.556%(c)	10/15/41	6,411	942,541
Series 4059, Class SP, IO, 1 Month LIBOR x (1.000) + 6.550%
4.156%(c)	06/15/42	1,491	263,070
Series 4248, Class S, IO, 1 Month LIBOR x (1) + 6.000%
3.606%(c)	09/15/43	646	105,092
Series 4286, Class SN, IO, 1 Month LIBOR x (1) + 6.000%
3.606%(c)	12/15/43	12,950	1,989,561
Series 4320, Class SD, IO, 1 Month LIBOR x (1.000) + 6.100%
3.706%(c)	07/15/39	1,166	191,379
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800%
7.204%(c)	05/25/28	1,370	1,489,669
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000%
7.404%(c)	12/25/28	400	439,753
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800%
6.204%(c)	03/25/29	400	425,415
Government National Mortgage Assoc.,
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1.000) + 6.050%
3.667%(c)	08/20/43	2,378	364,104
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1.000) + 5.600%
3.217%(c)	08/20/44	6,798	946,085
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1.000) + 5.600%
3.206%(c)	10/16/44	3,307	455,043
Series 2015-126, Class IM, IO
4.000%	09/20/45	982	121,389
Series 2015-126, Class IQ, IO
4.000%	09/20/45	982	137,070
Series 2016-109, Class IH, IO
4.000%	10/20/45	1,612	196,020
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440%
2.844%(c)	06/25/45	1,414	1,335,404
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160%
2.564%(c)	03/25/37	272	254,099
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.230%
2.634%(c)	07/25/46	1,643	1,584,945
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.230%
2.634%(c)	02/25/36	225	220,627
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.595%(c)	09/25/46	923	942,236

			17,926,023

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $46,998,419)			45,271,641

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS — 31.6%
Argentina — 0.2%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
3.375%	01/15/23		EUR	610	$538,993
3.380%(cc)	12/31/38		EUR	60	38,787
3.750%(cc)	12/31/38			300	175,128
5.250%	01/15/28		EUR	530	436,762
6.875%	01/11/48	(a)		750	555,007

					1,744,677

Australia — 0.9%
Australia Government Bond,
Sr. Unsec’d. Notes
3.250%	04/21/25		AUD	10,085	7,932,857

Austria — 0.2%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
2.100%	09/20/17		EUR	840	1,472,729

Belgium — 1.0%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes
3.750%	06/22/45		EUR	1,140	2,173,107
Sr. Unsec’d. Notes, 144A
0.200%	10/22/23		EUR	4,270	5,007,222
0.800%	06/22/27		EUR	490	598,965
0.900%	06/22/29		EUR	840	1,034,213

					8,813,507

Canada — 1.9%
Canadian Government Bond,
Unsec’d. Notes
2.750%	12/01/48		CAD	2,070	1,970,337
Province of British Columbia,
Unsec’d. Notes
2.850%	06/18/25		CAD	3,800	3,064,578
Province of Ontario,
Unsec’d. Notes
2.600%	06/02/25		CAD	6,650	5,271,403
2.850%	06/02/23		CAD	4,420	3,513,589
4.650%	06/02/41		CAD	2,700	2,809,645

					16,629,552

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.200%	05/15/49			400	453,504

Denmark — 0.1%
Denmark Government Bond,
Bonds
4.500%	11/15/39		DKK	4,255	1,237,967

Dominican Republic — 0.1%
Dominican Republic International Bond,
Unsec’d. Notes, 144A
6.400%	06/05/49			1,020	1,067,185

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ecuador — 0.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes
9.625%	06/02/27		390	$420,229
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		330	326,291
8.875%	10/23/27		320	332,803

				1,079,323

France — 0.8%
French Republic Government Bond OAT,
Bonds
4.500%	04/25/41	EUR	2,670	5,447,245
Bonds, 144A
1.750%	05/25/66	EUR	770	1,074,588

				6,521,833

Germany — 1.5%
Bundesobligation,
Bonds
0.000%	04/05/24	EUR	11,010	12,920,720

Indonesia — 0.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/08/26		1,800	1,958,379
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		200	224,169
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
8.750%	05/15/31	IDR	22,780,000	1,750,982

				3,933,530

Ireland — 0.2%
Ireland Government Bond,
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,676,627

Israel — 0.1%
Israel Government Bond,
Bonds
1.750%	08/31/25	ILS	2,680	779,004

Italy — 1.8%
Italy Buoni Poliennali del Tesoro,
Bonds
1.450%	05/15/25	EUR	1,570	1,782,355
2.800%	12/01/28	EUR	5,950	7,258,819
Bonds, 144A
2.800%	03/01/67	EUR	2,370	2,524,985
Italy Certificati di Credito del Tesoro/ CCTS-eu,
Bonds, 6 Month EURIBOR + 1.850%
1.614%(c)	01/15/25	EUR	3,720	4,227,474

				15,793,633

Japan — 13.4%
Japan Government Five Year Bond,
Sr. Unsec’d. Notes
0.100%	09/20/21	JPY	756,000	7,062,007
0.100%	03/20/23	JPY	1,962,200	18,432,468

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan (continued)
Japan Government Forty Year Bond,
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	$1,990,977
Japan Government Ten Year Bond,
Sr. Unsec’d. Notes
0.100%	03/20/29	JPY	2,614,600	24,870,650
Japan Government Thirty Year Bond,
Sr. Unsec’d. Notes
0.800%	03/20/48	JPY	159,350	1,653,270
1.400%	09/20/45	JPY	1,434,900	16,863,452
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	198,100	1,971,115
1.200%	03/20/35	JPY	2,073,350	22,541,948
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes
0.100%	03/10/25	JPY	836,381	8,002,975
Sr. Unsec’d. Notes, Series 21
0.100%	03/10/26	JPY	1,092,292	10,509,335
Sr. Unsec’d. Notes, Series 23
0.100%	03/10/28	JPY	118,574	1,147,532

				115,045,729

Malaysia — 0.2%
Malaysia Government Bond,
Sr. Unsec’d. Notes
3.899%	11/16/27	MYR	7,820	1,924,680

Mexico — 0.2%
Mexican Bonos,
Bonds
6.500%	06/09/22	MXN	556	28,214
10.000%	12/05/24	MXN	31,977	1,857,548

				1,885,762

Nigeria — 0.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
9.248%	01/21/49		250	282,911
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		430	430,329

				713,240

Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	1,530	1,988,085

Singapore — 0.3%
Singapore Government Bond,
Sr. Unsec’d. Notes
2.750%	07/01/23	SGD	2,870	2,203,939

South Africa — 0.2%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes
6.500%	02/28/41	ZAR	1,150	58,320
7.000%	02/28/31	ZAR	9,700	589,507
8.250%	03/31/32	ZAR	2,175	143,841

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
South Africa (continued)
8.750%	01/31/44	ZAR	1,110	$71,777
8.875%	02/28/35	ZAR	14,090	954,473

				1,817,918

South Korea — 1.7%
Inflation Linked Korea Treasury Bond,
Sr. Unsec’d. Notes
1.000%	06/10/26	KRW	12,816,451	11,543,022
1.750%	06/10/28	KRW	3,351,033	3,190,243

				14,733,265

Spain — 2.4%
Spain Government Bond,
Bonds
0.050%	01/31/21	EUR	3,880	4,443,899
Bonds, 144A
3.800%	04/30/24	EUR	1,020	1,383,527
5.400%	01/31/23	EUR	4,030	5,521,470
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	1,340	2,375,578
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	5,290	6,626,409

				20,350,883

Sri Lanka — 0.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.850%	11/03/25		200	200,553

Supranational Bank — 0.2%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
1.375%	05/31/47	EUR	1,100	1,434,046

Switzerland — 0.0%
Swiss Confederation Government Bond,
Bonds
4.000%	04/08/28	CHF	300	436,209

Thailand — 0.5%
Thailand Government Bond,
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,767,888
3.650%	06/20/31	THB	16,860	629,290

				4,397,178

Turkey — 0.5%
Turkey Government International Bond,
Sr. Unsec’d. Notes
5.125%	02/17/28		4,380	3,913,250

United Kingdom — 2.2%
United Kingdom Gilt,
Bonds
3.500%	07/22/68	GBP	1,720	3,822,265
4.250%	12/07/46	GBP	2,180	4,497,746
4.500%	09/07/34	GBP	5,570	10,316,136

				18,636,147

TOTAL SOVEREIGN BONDS (cost $256,288,829)				271,737,532

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.8%
Federal Home Loan Mortgage Corp.
4.000%	06/01/40	15	$16,384
4.000%	02/01/41	52	54,505
4.000%	02/01/41	94	98,986
4.000%	11/01/41	10	11,114
Federal National Mortgage Assoc.
3.500%	TBA	1,000	1,022,383
3.500%	01/01/57	894	918,901
4.000%	TBA	41,000	42,374,941
4.000%	01/01/48	9,265	9,754,692
4.500%	TBA	47,000	49,112,706
4.500%	06/01/45	742	789,179
4.500%	11/01/47	5,327	5,666,904
4.500%	09/01/48	945	1,015,429
5.000%	08/01/44	70	74,455
Government National Mortgage Assoc.
4.000%	TBA	4,000	4,146,563
4.000%	10/20/43	49	51,367
4.000%	05/20/45	53	55,605
4.000%	07/20/45	3,685	3,876,087
4.000%	10/20/45	49	51,634
4.500%	TBA	33,000	34,397,022
4.500%	11/20/47	845	886,937
4.500%	05/20/48	2,969	3,095,686
4.500%	08/20/48	7,195	7,516,780
4.500%	09/20/48	16,205	16,933,985
5.000%	09/20/48	1,790	1,871,606
5.000%	11/20/48	3,292	3,442,378
5.000%	12/20/48	974	1,018,275
5.000%	01/20/49	5,495	5,746,479
5.000%	02/20/49	1,971	2,068,623

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $195,246,343)			196,069,606

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.750%	07/15/28	8,419	8,771,633
U.S. Treasury Notes
2.875%	08/15/28	6,210	6,673,324

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,912,506)			15,444,957

TOTAL LONG-TERM INVESTMENTS (cost $856,436,583)			880,330,088

	Shares	Value

SHORT-TERM INVESTMENTS — 10.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	83,411,350	$83,411,350
PGIM Institutional Money Market Fund (cost $6,090,850; includes $6,074,685 of cash collateral for securities on loan)(b)(w)	6,089,324	6,091,151

TOTAL SHORT-TERM INVESTMENTS (cost $89,502,200)		89,502,501

TOTAL INVESTMENTS — 112.7% (cost $945,938,783)		969,832,589
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (12.7)%		(109,079,142)

NET ASSETS — 100.0%		$860,753,447

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,960,024; cash collateral of $6,074,685 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro	Dec. 2020	$246,113	$1,030
88	3 Year Australian Treasury Bonds	Sep. 2019	7,104,599	(10,308)
59	5 Year Euro-Bobl	Sep. 2019	9,019,432	34,794
788	5 Year U.S. Treasury Notes	Sep. 2019	93,107,125	882,190
70	10 Year Australian Treasury Bonds	Sep. 2019	7,059,470	(16,864)
39	10 Year Canadian Government Bonds	Sep. 2019	4,256,630	39,222
34	10 Year Euro-Bund	Sep. 2019	6,678,370	65,671
11	10 Year U.S. Treasury Notes	Sep. 2019	1,407,656	2,214
176	10 Year U.S. Ultra Treasury Notes	Sep. 2019	24,310,000	728,520
77	20 Year U.S. Treasury Bonds	Sep. 2019	11,980,719	448,596
11	30 Year Euro Buxl	Sep. 2019	2,537,893	70,028
142	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	25,213,875	744,471
97	Euro-OAT	Sep. 2019	18,184,947	282,212
86	Short Euro-BTP	Sep. 2019	10,903,652	128,949

				3,400,725

Short Positions:
30	90 Day Euro	Sep. 2019	7,349,625	(56,963)
70	90 Day Euro	Dec. 2019	17,165,750	(147,566)
20	90 Day Euro	Mar. 2020	4,914,500	(46,580)
102	90 Day Euro	Jun. 2020	25,086,900	(260,729)
227	2 Year U.S. Treasury Notes	Sep. 2019	48,845,789	(47,872)
37	10 Year U.K. Gilt	Sep. 2019	6,122,556	5,884

				(553,826)

				$2,846,899

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/10/19	Morgan Stanley & Co. International PLC	ARS	44,779	$956,791	$1,033,784	$76,993	$—
Expiring 07/12/19	Morgan Stanley & Co. International PLC	ARS	78,655	1,666,419	1,810,048	143,629	—
Expiring 07/31/19	Morgan Stanley & Co. International PLC	ARS	21,711	442,405	485,076	42,671	—
Australian Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	24,522	17,097,526	17,258,226	160,700	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	1,807	1,260,427	1,272,008	11,581	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	771	528,981	542,269	13,288	—
Brazilian Real,
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	8,756	2,282,478	2,279,293	—	(3,185)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	7,425	1,913,700	1,932,876	19,176	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	6,489	1,675,530	1,689,130	13,600	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	5,058	1,323,698	1,316,730	—	(6,968)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	4,099	1,056,410	1,067,091	10,681	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,751	963,793	976,398	12,605	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,703	955,311	964,003	8,692	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,698	956,581	962,620	6,039	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,505	898,412	912,363	13,951	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,344	862,368	870,596	8,228	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,029	780,747	788,481	7,734	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	2,816	733,122	733,016	—	(106)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,196	299,024	311,320	12,296	—
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	30,363	7,869,118	7,880,955	11,837	—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
British Pound,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	GBP	3,961	$5,040,213	$5,048,625	$8,412	$—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	GBP	788	1,008,230	1,004,817	—	(3,413)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	GBP	488	623,238	621,720	—	(1,518)
Canadian Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	12,257	9,262,389	9,373,640	111,251	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	10,217	7,719,016	7,813,176	94,160	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	3,672	2,809,469	2,808,278	—	(1,191)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	2,920	2,218,603	2,232,865	14,262	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	1,297	968,518	991,669	23,151	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	1,290	980,819	986,704	5,885	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	1,289	979,375	986,109	6,734	—
Chilean Peso,
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	900,611	1,323,698	1,329,177	5,479	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	808,268	1,183,478	1,192,892	9,414	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	730,772	1,056,410	1,078,518	22,108	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	541,604	780,747	799,333	18,586	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	509,593	733,122	752,089	18,967	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	480,669	688,637	709,401	20,764	—
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	424,048	608,936	625,836	16,900	—
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	1,454,143	2,138,225	2,146,784	8,559	—
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	920,315	1,315,868	1,358,682	42,814	—
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	672,829	950,909	993,312	42,403	—
Chinese Renminbi,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	9,100	1,323,698	1,323,792	94	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	8,137	1,183,478	1,183,735	257	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	7,657	1,107,187	1,113,886	6,699	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	5,952	865,652	865,802	150	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	5,870	845,348	853,917	8,569	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	5,090	733,122	740,402	7,280	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	4,581	665,500	666,341	841	—
Colombian Peso,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	COP	8,010,061	2,512,511	2,488,005	—	(24,506)
Euro,
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	7,132	8,044,996	8,118,475	73,479	—
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	3,736	4,198,067	4,252,410	54,343	—
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	1,914	2,151,648	2,178,248	26,600	—
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	1,060	1,192,688	1,206,228	13,540	—
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	740	832,787	842,788	10,001	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	1,711	1,936,895	1,958,523	21,628	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	986	1,122,137	1,127,989	5,852	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	974	1,106,610	1,114,697	8,087	—
Hungarian Forint,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	HUF	384,907	1,362,562	1,361,628	—	(934)
Indian Rupee,
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	91,926	1,323,698	1,328,829	5,131	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	82,635	1,183,478	1,194,517	11,039	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	77,563	1,112,075	1,121,206	9,131	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	77,466	1,107,439	1,119,807	12,368	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	77,265	1,107,400	1,116,890	9,490	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	51,150	733,122	739,392	6,270	—
Expiring 07/15/19	Morgan Stanley & Co. International PLC	INR	36,436	522,757	526,699	3,942	—
Indonesian Rupiah,
Expiring 08/13/19	Morgan Stanley & Co. International PLC	IDR	31,601,948	2,219,000	2,224,923	5,923	—
Expiring 08/13/19	Morgan Stanley & Co. International PLC	IDR	20,876,893	1,449,080	1,469,830	20,750	—
Japanese Yen,
Expiring 07/01/19	Morgan Stanley & Co. International PLC	JPY	443,233	4,051,954	4,112,063	60,109	—

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen (continued),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	304,437	$2,826,159	$2,840,678	$14,519	$—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	238,781	2,221,318	2,228,042	6,724	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	118,225	1,098,030	1,103,147	5,117	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	90,722	847,300	846,519	—	(781)
Malaysian Ringgit,
Expiring 07/24/19	Morgan Stanley & Co. International PLC	MYR	1,416	336,480	342,418	5,938	—
Mexican Peso,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	25,724	1,323,698	1,321,982	—	(1,716)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	22,834	1,183,478	1,173,482	—	(9,996)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	21,508	1,112,075	1,105,352	—	(6,723)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	21,463	1,107,663	1,103,038	—	(4,625)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	21,340	1,107,234	1,096,714	—	(10,520)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	21,321	1,108,035	1,095,710	—	(12,325)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	18,855	970,895	968,972	—	(1,923)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	14,261	733,122	732,891	—	(231)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	12,693	652,045	652,325	280	—
New Taiwanese Dollar,
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	40,812	1,323,698	1,317,010	—	(6,688)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	36,565	1,183,478	1,179,943	—	(3,535)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	34,622	1,117,905	1,117,235	—	(670)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	33,012	1,056,410	1,065,295	8,885	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	30,008	956,581	968,368	11,787	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	27,335	871,518	882,105	10,587	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	24,402	780,747	787,460	6,713	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	23,057	733,122	744,039	10,917	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	20,597	665,500	664,672	—	(828)
New Zealand Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	24,999	16,503,901	16,820,305	316,404	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	6,839	4,461,468	4,601,183	139,715	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	1,689	1,102,406	1,136,504	34,098	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	1,329	892,860	894,353	1,493	—
Norwegian Krone,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NOK	4,926	579,731	578,716	—	(1,015)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NOK	4,162	490,409	488,941	—	(1,468)
Russian Ruble,
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	125,807	1,913,700	1,980,114	66,414	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	83,137	1,323,698	1,308,520	—	(15,178)
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	70,405	1,111,370	1,108,134	—	(3,236)
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	69,464	1,056,410	1,093,325	36,915	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	62,791	963,793	988,287	24,494	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	62,740	956,328	987,485	31,157	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	62,123	956,581	977,781	21,200	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	56,187	862,368	884,353	21,985	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	51,244	780,747	806,541	25,794	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	47,663	733,122	750,188	17,066	—
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	28,314	444,285	445,648	1,363	—
Singapore Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	1,789	1,323,698	1,324,010	312	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	1,603	1,183,478	1,186,560	3,082	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	1,512	1,117,905	1,118,628	723	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	1,303	956,581	964,317	7,736	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	999	733,122	739,344	6,222	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	899	665,500	665,361	—	(139)
South African Rand,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	53,887	3,601,712	3,786,775	185,063	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	16,106	1,107,753	1,131,813	24,060	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	16,025	1,107,496	1,126,134	18,638	—
South Korean Won,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	1,528,325	1,323,698	1,324,591	893	—

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
South Korean Won (continued),
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	1,374,186	$1,183,478	$1,191,000	$7,522	$—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	1,297,576	1,107,781	1,124,602	16,821	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	767,455	665,500	665,149	—	(351)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	667,806	577,000	578,784	1,784	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	616,217	532,160	534,072	1,912	—
Expiring 08/05/19	Morgan Stanley & Co. International PLC	KRW	1,124,903	955,311	975,364	20,053	—
Swedish Krona,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SEK	5,054	532,803	547,407	14,604	—
Turkish Lira,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	6,776	1,112,527	1,120,418	7,891	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	6,732	1,107,752	1,113,197	5,445	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	6,666	1,109,660	1,102,189	—	(7,471)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	6,645	1,110,375	1,098,792	—	(11,583)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	5,365	885,366	887,095	1,729	—

				$217,357,954	$219,784,309	2,569,178	(142,823)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/12/19	Morgan Stanley & Co. International PLC	ARS	17,540	$384,139	$403,628	$—	$(19,489)
Australian Dollar,
Expiring 07/03/19	Morgan Stanley & Co. International PLC	AUD	10,654	7,555,124	7,481,219	73,905	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	3,192	2,236,363	2,246,393	—	(10,030)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	2,477	1,739,232	1,743,449	—	(4,217)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	1,605	1,120,307	1,129,757	—	(9,450)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	1,596	1,119,071	1,123,336	—	(4,265)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	1,587	1,116,226	1,117,155	—	(929)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	AUD	765	531,317	538,155	—	(6,838)
Brazilian Real,
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	30,363	7,892,662	7,904,270	—	(11,608)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	5,021	1,239,606	1,307,163	—	(67,557)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,816	951,150	993,273	—	(42,123)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,733	950,273	971,745	—	(21,472)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,707	959,440	965,127	—	(5,687)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,704	958,509	964,176	—	(5,667)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	3,683	955,311	958,706	—	(3,395)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,661	418,385	432,511	—	(14,126)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,179	299,024	306,945	—	(7,921)
British Pound,
Expiring 07/08/19	Morgan Stanley & Co. International PLC	GBP	40,432	53,132,298	51,373,069	1,759,229	—
Expiring 07/08/19	Morgan Stanley & Co. International PLC	GBP	683	870,792	867,697	3,095	—
Expiring 07/08/19	Morgan Stanley & Co. International PLC	GBP	397	505,766	504,570	1,196	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	GBP	456	579,839	580,785	—	(946)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	GBP	443	566,097	564,007	2,090	—
Canadian Dollar,
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CAD	20,663	15,500,191	15,781,634	—	(281,443)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	10,769	8,192,302	8,235,574	—	(43,272)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	1,640	1,242,213	1,254,383	—	(12,170)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CAD	712	532,803	544,305	—	(11,502)
Chilean Peso,
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	1,454,143	2,137,345	2,146,114	—	(8,769)
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	847,951	1,223,665	1,251,458	—	(27,793)
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	758,221	1,107,358	1,119,030	—	(11,672)
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	668,703	956,450	986,914	—	(30,464)
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CLP	666,546	948,820	983,730	—	(34,910)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Chilean Peso (continued),
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	327,827	$470,111	$483,979	$—	$(13,868)
Expiring 07/23/19	Morgan Stanley & Co. International PLC	CLP	315,773	450,694	466,182	—	(15,488)
Chinese Renminbi,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CNH	37,606	5,418,903	5,470,647	—	(51,744)
Colombian Peso,
Expiring 07/22/19	Morgan Stanley & Co. International PLC		COP 2,142,746	657,183	665,558	—	(8,375)
Danish Krone,
Expiring 07/05/19	Morgan Stanley & Co. International PLC	DKK	6,529	989,148	995,263	—	(6,115)
Euro,
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	122,984	138,526,256	139,988,686	—	(1,462,430)
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	3,477	3,962,031	3,957,752	4,279	—
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	2,141	2,439,017	2,436,618	2,399	—
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	1,989	2,229,230	2,264,168	—	(34,938)
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	1,573	1,757,304	1,790,493	—	(33,189)
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	1,412	1,600,872	1,606,912	—	(6,040)
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	942	1,071,902	1,072,183	—	(281)
Expiring 07/10/19	Morgan Stanley & Co. International PLC	EUR	650	727,505	739,873	—	(12,368)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	19,745	22,462,834	22,596,908	—	(134,074)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	1,492	1,710,920	1,708,006	2,914	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	EUR	374	425,844	428,202	—	(2,358)
Indonesian Rupiah,
Expiring 08/13/19	Morgan Stanley & Co. International PLC	IDR	23,216,528	1,615,400	1,634,551	—	(19,151)
Israeli Shekel,
Expiring 08/14/19	Morgan Stanley & Co. International PLC	ILS	2,441	678,859	685,955	—	(7,096)
Japanese Yen,
Expiring 07/01/19	Morgan Stanley & Co. International PLC	JPY	9,238,688	83,882,073	85,711,346	—	(1,829,273)
Expiring 07/01/19	Morgan Stanley & Co. International PLC	JPY	3,097,147	28,037,845	28,733,590	—	(695,745)
Expiring 07/01/19	Morgan Stanley & Co. International PLC	JPY	332,957	3,080,090	3,088,989	—	(8,899)
Expiring 07/01/19	Morgan Stanley & Co. International PLC	JPY	159,642	1,470,935	1,481,071	—	(10,136)
Expiring 09/05/19	Morgan Stanley & Co. International PLC	JPY	12,385,202	115,386,414	115,463,641	—	(77,227)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	470,221	4,396,000	4,387,595	8,405	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	237,823	2,212,000	2,219,102	—	(7,102)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	237,376	2,223,168	2,214,938	8,230	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	119,109	1,110,721	1,111,399	—	(678)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	103,264	960,067	963,548	—	(3,481)
Malaysian Ringgit,
Expiring 07/24/19	Morgan Stanley & Co. International PLC	MYR	7,630	1,817,766	1,845,666	—	(27,900)
Mexican Peso,
Expiring 07/17/19	Morgan Stanley & Co. International PLC	MXN	38,875	2,027,127	2,018,968	8,159	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	35,086	1,802,510	1,803,117	—	(607)
New Taiwanese Dollar,
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	78,500	2,513,000	2,533,203	—	(20,203)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	49,674	1,571,115	1,602,977	—	(31,862)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	TWD	35,950	1,146,491	1,160,119	—	(13,628)
New Zealand Dollar,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	3,362	2,234,633	2,261,817	—	(27,184)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	1,681	1,118,563	1,130,707	—	(12,144)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NZD	1,240	815,520	834,247	—	(18,727)
Norwegian Krone,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NOK	9,466	1,108,660	1,112,152	—	(3,492)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	NOK	9,378	1,088,648	1,101,796	—	(13,148)
Polish Zloty,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	PLN	2,201	586,961	590,492	—	(3,531)
Romanian Leu,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RON	7,148	1,710,515	1,717,858	—	(7,343)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Russian Ruble,
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	324,903	$4,962,087	$5,113,755	$—	$(151,668)
Expiring 07/30/19	Morgan Stanley & Co. International PLC	RUB	219,583	3,345,257	3,456,088	—	(110,831)
Singapore Dollar,
Expiring 07/03/19	Morgan Stanley & Co. International PLC	SGD	2,891	2,136,504	2,136,614	—	(110)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	3,188	2,341,318	2,359,438	—	(18,120)
South African Rand,
Expiring 07/01/19	Morgan Stanley & Co. International PLC	ZAR	28,053	1,960,428	1,990,961	—	(30,533)
Expiring 09/05/19	Morgan Stanley & Co. International PLC	ZAR	28,053	1,967,910	1,974,386	—	(6,476)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	16,036	1,109,915	1,126,870	—	(16,955)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	15,951	1,107,496	1,120,896	—	(13,400)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	15,926	1,112,414	1,119,154	—	(6,740)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	988	68,537	69,410	—	(873)
South Korean Won,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	2,033,522	1,759,787	1,762,443	—	(2,656)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	KRW	1,197,033	1,034,628	1,037,462	—	(2,834)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	KRW	15,320,783	12,867,147	13,284,114	—	(416,967)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	KRW	1,299,675	1,106,345	1,126,902	—	(20,557)
Expiring 08/05/19	Morgan Stanley & Co. International PLC	KRW	1,252,439	1,052,841	1,085,946	—	(33,105)
Swedish Krona,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SEK	13,959	1,515,812	1,511,942	3,870	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SEK	13,332	1,410,618	1,444,025	—	(33,407)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SEK	11,142	1,201,960	1,206,832	—	(4,872)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SEK	9,454	1,025,679	1,023,995	1,684	—
Swiss Franc,
Expiring 07/05/19	Morgan Stanley & Co. International PLC	CHF	537	542,145	550,372	—	(8,227)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CHF	2,850	2,943,254	2,940,676	2,578	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	CHF	2,259	2,300,753	2,331,288	—	(30,535)
Thai Baht,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	THB	132,730	4,261,830	4,336,421	—	(74,591)
Turkish Lira,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	2,413	385,883	398,962	—	(13,079)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	2,344	376,605	387,620	—	(11,015)

				$621,314,066	$625,757,124	1,882,033	(6,325,091)

						$4,451,211	$(6,467,914)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/19	Buy	AUD	1,062	CHF	728	$—	$(3,944)	Morgan Stanley & Co. International PLC
09/18/19	Buy	CZK	131,404	EUR	5,097	50,327	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	EUR	512	NOK	4,972	1,252	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	EUR	589	NOK	5,720	1,636	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	EUR	902	GBP	805	6,959	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	EUR	988	NOK	9,594	4,030	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	EUR	2,107	SEK	22,423	—	(16,860)	Morgan Stanley & Co. International PLC
09/18/19	Buy	EUR	2,255	NOK	21,913	6,479	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	GBP	559	SEK	6,561	2,037	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	GBP	595	CAD	997	—	(4,382)	Morgan Stanley & Co. International PLC
09/18/19	Buy	GBP	882	EUR	984	—	(1,760)	Morgan Stanley & Co. International PLC
09/18/19	Buy	GBP	882	EUR	990	—	(9,051)	Morgan Stanley & Co. International PLC
09/18/19	Buy	GBP	885	EUR	990	—	(4,624)	Morgan Stanley & Co. International PLC
09/18/19	Buy	GBP	1,761	EUR	1,977	—	(18,193)	Morgan Stanley & Co. International PLC
09/18/19	Buy	HUF	165,212	PLN	2,185	—	(1,748)	Morgan Stanley & Co. International PLC
09/18/19	Buy	NOK	8,494	EUR	865	8,520	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	NOK	9,610	EUR	979	9,145	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	NOK	21,913	EUR	2,228	24,500	—	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2019 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (continued):
09/18/19	Buy	NOK	51,598	EUR	5,261	$40,883	$—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	2,947	EUR	688	2,949	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	4,214	EUR	984	3,953	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	6,060	EUR	1,419	2,666	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	8,373	EUR	1,960	3,740	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	PLN	8,451	EUR	1,976	6,158	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	SEK	4,594	NOK	4,203	3,838	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	SEK	22,423	EUR	2,097	28,678	—	Morgan Stanley & Co. International PLC
09/18/19	Buy	SEK	31,810	EUR	2,978	36,834	—	Morgan Stanley & Co. International PLC

						$244,584	$(60,562)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Federative Republic of Brazil	09/20/19	1.000%(Q)	2,120	0.419%	$3,079	$3,500	$421
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,330	0.821%	6,525	11,652	5,127
Republic of Indonesia	06/20/24	1.000%(Q)	3,200	0.906%	(11,018)	15,141	26,159

					$(1,414)	$30,293	$31,707

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues—Buy Protection(1):
Republic of China	12/20/20	1.000%(Q)	27,520	$(361,795)	$216,981	$(578,776)	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)		14,500	3.252%	$1,105,366	$1,114,129	$8,763
CDX.NA.IG.31.V1	12/20/23	1.000%(Q)		77,570	0.475%	1,086,466	1,767,525	681,059
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)		9,690	0.546%	161,031	210,208	49,177
iTraxx.EUR.31.V2	06/20/29	1.000%(Q)	EUR	4,900	0.978%	(31,991)	13,232	45,223

						$2,320,872	$3,105,094	$784,222

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
AUD	14,030	09/18/26	1.750%(S)	6 Month BBSW(2)(S)	$127,735	$244,522	$116,787
AUD	17,770	06/19/29	3.000%(S)	6 Month BBSW(1)(S)	(366,595)	(582,112)	(215,517)
AUD	19,810	09/18/29	2.000%(S)	6 Month BBSW(2)(S)	574,319	533,463	(40,856)
BRL	5,194	01/02/20	7.250%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	1,891	14,857	12,966
BRL	4,000	01/02/23	6.849%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	—	8,918	8,918
CAD	69,020	09/18/24	2.750%(S)	3 Month CDOR(2)(Q)	2,593,816	2,644,773	50,957
CHF	18,980	08/07/28	1.050%(A)	6 Month CHF LIBOR(2)(S)	(13,300)	1,071,489	1,084,789
CHF	1,540	09/18/29	0.000%(A)	6 Month CHF LIBOR(2)(S)	23,911	33,077	9,166
CNH	86,780	06/19/24	3.000%(Q)	7 Day China Fixing Repo Rates(2)(Q)	33,804	56,944	23,140
EUR	10,360	09/18/21	0.000%(A)	6 Month EURIBOR(2)(S)	71,321	92,166	20,845
EUR	5,540	09/18/22	0.250%(A)	6 Month EURIBOR(2)(S)	96,238	114,139	17,901
EUR	104,650	09/18/24	0.500%(A)	6 Month EURIBOR(2)(S)	3,674,161	4,288,219	614,058
EUR	3,530	01/15/25	0.080%(A)	6 Month EURIBOR(2)(S)	22,504	60,307	37,803
EUR	5,630	09/18/26	0.750%(A)	6 Month EURIBOR(2)(S)	309,541	362,362	52,821
EUR	25,910	02/12/29	1.200%(A)	6 Month EURIBOR(2)(S)	191,256	1,014,448	823,192
EUR	16,820	02/21/29	1.200%(A)	6 Month EURIBOR(2)(S)	189,596	654,357	464,761
EUR	88,250	05/21/29	0.900%(A)	6 Month EURIBOR(1)(S)	(428,912)	(1,702,761)	(1,273,849)
EUR	30,000	06/19/29	1.500%(A)	6 Month EURIBOR(1)(S)	(1,053,548)	(1,590,234)	(536,686)
EUR	6,170	09/18/29	1.000%(A)	6 Month EURIBOR(2)(S)	470,008	565,876	95,868
EUR	7,530	06/20/39	1.750%(A)	6 Month EURIBOR(1)(S)	(377,727)	(472,733)	(95,006)
EUR	2,090	09/18/39	1.500%(A)	6 Month EURIBOR(2)(S)	316,221	386,169	69,948
EUR	1,510	06/15/49	1.500%(A)	6 Month EURIBOR(1)(S)	(91,578)	(90,770)	808
GBP	134,280	11/07/19	0.727%(A)	1 Day SONIA(1)(A)	—	(7,951)	(7,951)
GBP	2,470	08/01/23	1.100%(A)	1 Day SONIA(1)(A)	1,666	60,506	58,840
GBP	2,900	09/18/24	1.500%(S)	6 Month GBP LIBOR(2)(S)	110,412	107,121	(3,291)
GBP	6,920	09/18/26	1.500%(S)	6 Month GBP LIBOR(1)(S)	(329,087)	(320,038)	9,049
GBP	12,050	08/03/28	1.900%(S)	6 Month GBP LIBOR(1)(S)	(23,687)	(554,292)	(530,605)
GBP	39,460	02/12/29	1.500%(S)	6 Month GBP LIBOR(1)(S)	(55,382)	(782,314)	(726,932)
GBP	3,450	06/19/29	1.750%(S)	6 Month GBP LIBOR(2)(S)	113,566	115,535	1,969
GBP	6,060	09/18/29	1.500%(S)	6 Month GBP LIBOR(1)(S)	(341,490)	(330,414)	11,076
GBP	100	09/18/39	1.750%(S)	6 Month GBP LIBOR(1)(S)	(12,885)	(12,327)	558
GBP	1,090	06/15/49	1.750%(S)	6 Month GBP LIBOR(2)(S)	49,966	50,319	353
GBP	450	09/18/49	1.750%(S)	6 Month GBP LIBOR(2)(S)	80,680	76,328	(4,352)
JPY	3,052,930	03/22/28	0.500%(S)	6 Month JPY LIBOR(2)(S)	513,383	623,938	110,555
KRW	7,981,000	06/19/29	1.750%(Q)	3 Month KWCDC LIBOR(2)(Q)	70,320	90,618	20,298
MXN	304,275	03/18/20	8.360%(M)	28 Day Mexican Interbank Rate(1)(M)	(3,891)	(16,454)	(12,563)
MXN	18,975	12/16/20	8.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(8,784)	4,535	13,319
MXN	10,325	10/18/28	9.290%(M)	28 Day Mexican Interbank Rate(1)(M)	(8,672)	(24,509)	(15,837)
NOK	184,790	02/21/29	2.300%(A)	6 Month NIBOR(1)(S)	(43,450)	(370,610)	(327,160)
NOK	52,130	09/18/29	1.800%(A)	6 Month NIBOR(1)(S)	12,749	28,420	15,671
NZD	125,630	09/18/21	1.500%(S)	3 Month New Zealand Bill Bank Rate(2)(Q)	162,227	303,507	141,280
NZD	6,770	06/19/29	3.250%(S)	3 Month New Zealand Bill Bank Rate(1)(Q)	(48,317)	(221,936)	(173,619)
PLN	34,350	09/18/29	2.985%(A)	6 Month WIBOR(2)(S)	56,775	225,984	169,209
SEK	922,920	09/18/24	0.250%(A)	3 Month STIBOR(1)(Q)	(376,704)	(639,961)	(263,257)
SEK	21,050	09/18/29	0.750%(A)	3 Month STIBOR(1)(Q)	(23,747)	(40,745)	(16,998)
	38,540	06/15/21	1.951%(A)	1 Day USOIS(2)(A)	4,440	312,308	307,868
	61,770	09/20/21	1.750%(S)	3 Month LIBOR(1)(Q)	46,434	(63,720)	(110,154)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (continued):
	10,200	11/30/23	1.390%(A)	1 Day USOIS(1)(A)	$25,340	$28,154	$2,814
	49,580	09/18/24	2.000%(S)	3 Month LIBOR(1)(Q)	(542,943)	(641,587)	(98,644)
	11,000	04/30/26	1.510%(A)	1 Day USOIS(1)(A)	—	28,721	28,721
	27,100	02/12/29	2.800%(S)	3 Month LIBOR(2)(Q)	104,998	803,309	698,311
	87,470	05/21/29	2.500%(S)	3 Month LIBOR(2)(Q)	379,230	1,322,664	943,434
	8,420	06/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	256,107	309,756	53,649
	310	09/18/29	3.000%(S)	6 Month LIBOR(2)(Q)	23,906	29,861	5,955
	7,420	06/20/39	3.000%(S)	3 Month LIBOR(2)(Q)	244,742	315,781	71,039
	2,020	06/15/49	2.750%(S)	3 Month LIBOR(2)(Q)	38,328	53,034	14,706
ZAR	207,630	09/18/29	8.775%(Q)	3 Month JIBAR(2)(Q)	(18,050)	17,045	35,095

					$6,822,842	$8,588,062	$1,765,220

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$216,981	$—	$—	$(578,776)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$10,595,213	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$42,608,506	$—
United States	—	56,592,298	—
Corporate Bonds
Belgium	—	8,132,249	—
Bermuda	—	855,867	—
Brazil	—	314,920	—
Canada	—	4,709,891	—
China	—	2,751,725	—
France	—	15,033,970	—
Germany	—	46,913,869	—
India	—	1,320,618	—
Ireland	—	7,215,060	—
Italy	—	4,098,238	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
Japan	$—	$609,817	$—
Mexico	—	2,961,484	—
Netherlands	—	4,767,657	—
Russia	—	1,249,492	—
South Africa	—	205,534	—
Spain	—	4,857,565	—
Supranational Bank	—	4,811,727	—
Switzerland	—	6,832,685	—
United Kingdom	—	16,992,417	—
United States	—	115,309,721	—
Venezuela	—	1,212,200	—
Municipal Bonds
Puerto Rico	—	1,448,842	—
Residential Mortgage-Backed Securities
United Kingdom	—	27,345,618	—
United States	—	17,926,023	—
Sovereign Bonds
Argentina	—	1,744,677	—
Australia	—	7,932,857	—
Austria	—	1,472,729	—
Belgium	—	8,813,507	—
Canada	—	16,629,552	—
Colombia	—	453,504	—
Denmark	—	1,237,967	—
Dominican Republic	—	1,067,185	—
Ecuador	—	1,079,323	—
France	—	6,521,833	—
Germany	—	12,920,720	—
Indonesia	—	3,933,530	—
Ireland	—	1,676,627	—
Israel	—	779,004	—
Italy	—	15,793,633	—
Japan	—	115,045,729	—
Malaysia	—	1,924,680	—
Mexico	—	1,885,762	—
Nigeria	—	713,240	—
Portugal	—	1,988,085	—
Singapore	—	2,203,939	—
South Africa	—	1,817,918	—
South Korea	—	14,733,265	—
Spain	—	20,350,883	—
Sri Lanka	—	200,553	—
Supranational Bank	—	1,434,046	—
Switzerland	—	436,209	—
Thailand	—	4,397,178	—
Turkey	—	3,913,250	—
United Kingdom	—	18,636,147	—
U.S. Government Agency Obligations	—	196,069,606	—
U.S. Treasury Obligations	—	15,444,957	—
Affiliated Mutual Funds	89,502,501	—	—
Other Financial Instruments*
Futures Contracts	2,846,899	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,016,703)	—
OTC Cross Currency Exchange Contracts	—	47,441,853	—
Centrally Cleared Credit Default Swap Agreements	—	815,929	—
OTC Credit Default Swap Agreement	—	(361,795)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,765,220	—

Total	$92,349,400	$927,974,592	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Sovereign Bonds	31.6%
U.S. Government Agency Obligations	22.8
Banks	11.5
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	10.4
Residential Mortgage-Backed Securities	6.1
Student Loans	5.3
Collateralized Loan Obligations	4.9
Telecommunications	2.1
U.S. Treasury Obligations	1.8
Semiconductors	1.4
Oil & Gas	1.3
Pharmaceuticals	1.1
Chemicals	1.0
Pipelines	1.0
Beverages	0.9
Media	0.8
Healthcare-Products	0.8
Diversified Financial Services	0.7
Electric	0.7
Aerospace & Defense	0.7
Software	0.6
Multi-National	0.6
Healthcare-Services	0.5
Home Equity Loans	0.4

Packaging & Containers	0.4%
Real Estate Investment Trusts (REITs)	0.4
Commercial Services	0.4
Mining	0.4
Insurance	0.3
Auto Manufacturers	0.3
Retail	0.3
Investment Companies	0.2
Municipal Bonds	0.2
Water	0.2
Engineering & Construction	0.1
Miscellaneous Manufacturing	0.1
Lodging	0.1
Household Products/Wares	0.1
Trucking & Leasing	0.1
Agriculture	0.1
Real Estate	0.0	*
Iron/Steel	0.0	*
Savings & Loans	0.0	*
Foods	0.0	*

	112.7
Liabilities in excess of other assets	(12.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$815,929	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	216,981		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	578,776
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	244,584		Unrealized depreciation on OTC cross currency exchange contracts	60,562
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,451,211		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,467,914

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$3,433,781	*	Due from/to broker — variation margin futures	$586,882	*
Interest rate contracts	Due from/to broker — variation margin swaps	6,218,497	*	Due from/to broker — variation margin swaps	4,453,277	*

		$15,380,983			$12,147,411

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$85,442
Foreign exchange contracts	—	—	3,178,473	—
Interest rate contracts	(99,069)	5,903,440	—	4,193,490

Total	$(99,069)	$5,903,440	$3,178,473	$4,278,932

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$2,355,349
Foreign exchange contracts	—	883,074	—
Interest rate contracts	2,441,907	—	119,111

Total	$2,441,907	$883,074	$2,474,460

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$133,364	$239,662,621	$400,561,584	$223,642,778

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$556,282,348	$60,587,970	$1,242,292,710	$49,286,341

Credit Default Swap Agreements— Sell Protection(2)
$140,178,419

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$5,960,024	$(5,960,024)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$216,981	$(578,776)	$(361,795)	$361,795	$—
Morgan Stanley & Co. International PLC	4,695,795	(6,528,476)	(1,832,681)	—	(1,832,681)

	$4,912,776	$(7,107,252)	$(2,194,476)	$361,795	$(1,832,681)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $5,960,024:
Unaffiliated investments (cost $856,436,583)	$880,330,088
Affiliated investments (cost $89,502,200)	89,502,501
Cash	498,368
Foreign currency, at value (cost $354,229)	358,246
Cash segregated for counterparty—OTC	14,080,000
Deposit with broker for centrally cleared/exchange-traded derivatives	10,595,213
Receivable for investments sold	88,635,642
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,451,211
Dividends and interest receivable	4,264,272
Due from broker-variation margin futures	353,305
Unrealized appreciation on OTC cross currency exchange contracts	244,584
Due from broker-variation margin swaps	238,341
Premiums paid for OTC swap agreements	216,981
Tax reclaim receivable	53,405
Receivable for Portfolio shares sold	195
Prepaid expenses and other assets	5,269

Total Assets	1,093,827,621

LIABILITIES
Payable for investments purchased	219,537,780
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,467,914
Payable to broker for collateral for securities on loan	6,074,685
Unrealized depreciation on OTC swap agreements	578,776
Management fee payable	193,995
Accrued expenses and other liabilities	110,336
Unrealized depreciation on OTC cross currency exchange contracts	60,562
Distribution fee payable	35,306
Payable to affiliate	14,415
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	36

Total Liabilities	233,074,174

NET ASSETS	$860,753,447

Net assets were comprised of:
Partners Equity	$860,753,447

Net asset value and redemption price per share, $860,753,447 / 74,947,247 outstanding shares of beneficial interest	$11.48

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $57,936 foreign withholding tax, of which $19,005 is reimbursable by an affiliate)	$10,472,962
Affiliated dividend income	483,880
Affiliated income from securities lending, net	10,124

Total income	10,966,966

EXPENSES
Management fee	2,500,249
Distribution fee	993,191
Custodian and accounting fees	91,955
Audit fee	28,117
Trustees’ fees	9,411
Legal fees and expenses	6,735
Shareholders’ reports	5,921
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	15,617

Total expenses	3,654,672

NET INVESTMENT INCOME (LOSS)	7,312,294

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,692)	2,237,963
Futures transactions	5,903,440
Forward and cross currency contract transactions	3,178,473
Swap agreements transactions	4,278,932
Foreign currency transactions	(1,816,733)

13,782,075

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $616)	31,829,862
Futures	2,441,907
Forward and cross currency contracts	883,074
Swap agreements	2,474,460
Foreign currencies	(28,084)

37,601,219

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	51,383,294

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,695,588

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,312,294	$12,050,707
Net realized gain (loss) on investment and foreign currency transactions	13,782,075	2,434,452
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	37,601,219	(17,225,099)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,695,588	(2,739,940)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [11,024,141 and 9,648,503 shares, respectively]	121,670,994	102,471,574
Portfolio shares repurchased [9,239,866 and 11,277,350 shares, respectively]	(100,729,824)	(119,545,774)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	20,941,170	(17,074,200)

CAPITAL CONTRIBUTIONS	57	50,701

TOTAL INCREASE (DECREASE)	79,636,815	(19,763,439)
NET ASSETS:
Beginning of period	781,116,632	800,880,071

End of period	$860,753,447	$781,116,632

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 95.5%

COMMON STOCKS	Shares	Value
Australia — 6.0%
APA Group	20,961	$158,836
Atlas Arteria Ltd.	50,960	280,783
Cleanaway Waste Management Ltd.	105,221	172,761
Transurban Group	30,991	320,964

		933,344

Brazil — 2.4%
CPFL Energia SA	20,201	158,875
Neoenergia SA	11,503	46,881
Rumo SA*	30,420	164,777

		370,533

Canada — 4.2%
Enbridge, Inc.	10,111	365,202
Pembina Pipeline Corp.(a)	7,534	280,340

		645,542

China — 0.9%
Guangdong Investment Ltd.	68,466	135,496

Denmark — 0.5%
Orsted A/S, 144A	953	82,312

France — 7.1%
Eiffage SA	3,181	314,343
Getlink SE	22,614	362,177
Vinci SA	4,056	415,479

		1,091,999

Germany — 3.3%
RWE AG	20,398	502,817

Italy — 8.4%
Atlantia SpA	20,276	528,647
Enav SpA, 144A	49,156	279,033
Enel SpA	49,948	348,822
Terna Rete Elettrica Nazionale SpA	23,103	147,060

		1,303,562

Mexico — 0.7%
CFE Capital S de RL de CV, REIT	116,272	110,676

New Zealand — 1.9%
Auckland International Airport Ltd.	43,889	289,896

Spain — 8.0%
Cellnex Telecom SA, 144A*	10,202	377,731
Ferrovial SA	18,793	481,101
Iberdrola SA	37,860	377,321

		1,236,153

United Kingdom — 2.2%
National Grid PLC	31,635	335,697

United States — 49.9%
American Electric Power Co., Inc.	3,525	310,235
American Tower Corp., REIT	1,335	272,941
Aqua America, Inc.	10,975	454,036
Cheniere Energy, Inc.*	6,417	439,244
Edison International	3,778	254,675
Equinix, Inc., REIT	651	328,293
Eversource Energy	1,987	150,535
Exelon Corp.	8,216	393,875
FirstEnergy Corp.	13,414	574,253

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Kinder Morgan, Inc.	11,835	$247,115
NextEra Energy, Inc.	3,863	791,374
Norfolk Southern Corp.	2,181	434,739
ONEOK, Inc.	8,128	559,288
PG&E Corp.*	7,502	171,946
Sempra Energy	3,026	415,893
Targa Resources Corp.	3,608	141,650
Union Pacific Corp.	3,122	527,961
Vistra Energy Corp.	7,932	179,580
Waste Connections, Inc.	2,737	261,602
Waste Management, Inc.	2,423	279,542
Williams Cos., Inc. (The)	18,389	515,628

		7,704,405

TOTAL LONG-TERM INVESTMENTS (cost $12,742,474)		14,742,432

SHORT-TERM INVESTMENTS — 4.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	686,101	686,101
PGIM Institutional Money Market Fund (cost $56,985; includes $56,586 of cash collateral for securities on loan)(b)(w)	56,973	56,990

TOTAL SHORT-TERM INVESTMENTS (cost $743,086)		743,091

TOTAL INVESTMENTS — 100.3% (cost $13,485,560)		15,485,523
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(53,089)

NET ASSETS — 100.0%		$15,432,434

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,815; cash collateral of $56,586 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$933,344	$—
Brazil	370,533	—	—
Canada	645,542	—	—
China	—	135,496	—
Denmark	—	82,312	—
France	—	1,091,999	—
Germany	—	502,817	—
Italy	—	1,303,562	—
Mexico.	110,676	—	—
New Zealand	—	289,896	—
Spain	—	1,236,153	—
United Kingdom	—	335,697	—
United States	7,704,405	—	—
Affiliated Mutual Funds	743,091	—	—

Total	$9,574,247	$5,911,276	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Electric Utilities	24.6%
Oil, Gas & Consumable Fuels	16.5
Transportation Infrastructure	13.4
Multi-Utilities	8.2
Construction & Engineering	7.8
Road & Rail	7.3
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	4.8
Commercial Services & Supplies	4.6

Equity Real Estate Investment Trusts (REITs)	4.6%
Water Utilities	3.8
Diversified Telecommunication Services	2.5
Independent Power & Renewable Electricity Producers	1.2
Gas Utilities	1.0

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$55,815	$(55,815)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $55,815:
Unaffiliated investments (cost $12,742,474)	$14,742,432
Affiliated investments (cost $743,086)	743,091
Foreign currency, at value (cost $246)	248
Receivable for investments sold	62,030
Dividends receivable	30,498
Tax reclaim receivable	23,935
Prepaid expenses and other assets	453

Total Assets	15,602,687

LIABILITIES
Payable to broker for collateral for securities on loan	56,586
Payable for investments purchased	47,036
Custodian and accounting fees payable	23,426
Payable to affiliate	17,431
Audit fee payable	10,612
Accrued expenses and other liabilities	7,634
Management fee payable	5,870
Payable for Portfolio shares repurchased	658
Distribution fee payable	631
Affiliated transfer agent fee payable	369

Total Liabilities	170,253

NET ASSETS	$15,432,434

Net assets were comprised of:
Partners Equity	$15,432,434

Net asset value and redemption price per share, $15,432,434 / 1,170,826 outstanding shares of beneficial interest	$13.18

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $28,168 foreign withholding tax, of which $6,160 is reimbursable by an affiliate)	$262,273
Affiliated dividend income	5,497
Income from securities lending, net (including affiliated income of $1,116)	1,118

Total income.	268,888

EXPENSES
Management fee	59,333
Distribution fee	17,818
Custodian and accounting fees	29,009
Audit fee	10,612
Legal fees and expenses	5,588
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	1,791
Miscellaneous	8,735

Total expenses	141,121
Less: Fee waiver and/or expense reimbursement	(51,321)

Net expenses	89,800

NET INVESTMENT INCOME (LOSS)	179,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $418)	403,176
Foreign currency transactions	(1,351)

401,825

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $145)	1,955,681
Foreign currencies	(287)

1,955,394

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	2,357,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,536,307

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$179,088	$198,244
Net realized gain (loss) on investment and foreign currency transactions	401,825	287,043
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,955,394	(1,662,616)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,536,307	(1,177,329)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [45,269 and 162,660 shares, respectively]	557,528	1,905,310
Portfolio shares repurchased [39,370 and 59,995 shares, respectively]	(485,654)	(699,899)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	71,874	1,205,411

CAPITAL CONTRIBUTIONS	289	5,726

TOTAL INCREASE (DECREASE)	2,608,470	33,808
NET ASSETS:
Beginning of period	12,823,964	12,790,156

End of period	$15,432,434	$12,823,964

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.9%	Shares	Value
AFFILIATED MUTUAL FUNDS — 84.1%
AST FQ Absolute Return Currency Portfolio*	283,083	$2,689,287
AST Neuberger Berman Long/Short Portfolio*	251,518	2,912,581
AST PIMCO Dynamic Bond Portfolio*	362,416	3,616,912

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,949,874)(w)		9,218,780

UNAFFILIATED MUTUAL FUNDS — 14.8%
Arbitrage Fund (The) (Institutional Shares)	49,101	653,538
Gabelli ABC Fund (Advisor Class Shares)	94,762	964,673

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $1,615,035)		1,618,211

TOTAL LONG-TERM INVESTMENTS (cost $10,564,909)		10,836,991

SHORT-TERM INVESTMENT — 2.5%	Shares	Value
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $270,524)(w)	270,524	$270,524

TOTAL INVESTMENTS — 101.4% (cost $10,835,433)		11,107,515
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(154,384)

NET ASSETS — 100.0%		$10,953,131

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,489,304	$—	$—
Unaffiliated Mutual Funds.	1,618,211	—	—

Total	$11,107,515	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Core Bond	59.6%
Sector	24.5
Unaffiliated Funds	14.8
Ultra Short Bond	2.5

101.4
Liabilities in excess of other assets	(1.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MANAGED ALTERNATIVES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Affiliated investments (cost $9,220,398)	$9,489,304
Unaffiliated investments (cost $1,615,035)	1,618,211
Receivable for Portfolio shares sold	4,291
Due from Manager	1,632
Prepaid expenses	106

Total Assets	11,113,544

LIABILITIES
Payable for investments purchased	125,000
Custodian and accounting fees payable	17,886
Audit fee payable	10,612
Accrued expenses and other liabilities	6,440
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	106

Total Liabilities	160,413

NET ASSETS	$10,953,131

Net assets were comprised of:
Partners Equity	$10,953,131

Net asset value and redemption price per share, $10,953,131 / 1,089,801 outstanding shares of beneficial interest	$10.05

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$3,718
Affiliated dividend income	1,535

Total income	5,253

EXPENSES
Management fee	7,866
Custodian and accounting fees	22,098
Audit fee	10,612
Legal fees and expenses	5,632
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	1,414
Miscellaneous	9,306

Total expenses	65,163
Less: Fee waiver and/or expense reimbursement	(57,448)

Net expenses	7,715

NET INVESTMENT INCOME (LOSS)	(2,462)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $14,255)	7,623
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $367,494)	391,047

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	398,670

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$396,208

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,462)	$(3,808)
Net realized gain (loss) on investment transactions	7,623	3,121
Net change in unrealized appreciation (depreciation) on investments	391,047	(327,716)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	396,208	(328,403)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [77,312 and 381,943 shares, respectively]	770,594	3,779,252
Portfolio shares repurchased [52,304 and 85,357 shares, respectively]	(518,292)	(842,656)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	252,302	2,936,596

TOTAL INCREASE (DECREASE)	648,510	2,608,193
NET ASSETS:
Beginning of period	10,304,621	7,696,428

End of period	$10,953,131	$10,304,621

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.3%	Shares	Value
AFFILIATED MUTUAL FUNDS — 96.5%
AST AQR Emerging Markets Equity Portfolio*	373,475	$4,253,884
AST ClearBridge Dividend Growth Portfolio*	104,352	2,095,387
AST Cohen & Steers Global Realty Portfolio*	18,398	255,551
AST International Growth Portfolio*	310,426	5,836,003
AST International Value Portfolio*	272,654	5,444,908
AST Loomis Sayles Large-Cap Growth Portfolio*	78,760	4,657,049
AST MFS Global Equity Portfolio*	88,282	1,975,757
AST Mid-Cap Growth Portfolio*	223,677	2,554,395
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	88,121	2,925,630
AST QMA US Equity Alpha Portfolio*	112,971	3,575,547
AST Small-Cap Growth Portfolio*	18,988	984,149
AST Small-Cap Value Portfolio*	32,182	870,524
AST T. Rowe Price Large-Cap Value Portfolio*	233,739	3,690,744
AST T. Rowe Price Natural Resources Portfolio*	9,340	203,885

TOTAL AFFILIATED MUTUAL FUNDS (cost $33,150,685)(w)		39,323,413

EXCHANGE-TRADED FUNDS — 1.8%
Financial Select Sector SPDR Fund	3,000	82,800
SPDR S&P 500 ETF Trust	1,300	380,900
Vanguard FTSE Developed Markets ETF	5,400	225,234

EXCHANGE-TRADED FUNDS (continued)	Shares	Value
Vanguard FTSE Emerging Markets ETF	700	$29,771

TOTAL EXCHANGE-TRADED FUNDS (cost $594,713)		718,705

TOTAL LONG-TERM INVESTMENTS (cost $33,745,398)		40,042,118

SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $654,251)(w)	654,251	654,251

TOTAL INVESTMENTS — 99.9% (cost $34,399,649)		40,696,369
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		33,115

NET ASSETS — 100.0%		$40,729,484

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$39,977,664	$—	$—
Exchange-Traded Funds	718,705	—	—

Total	$40,696,369	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Large/Mid-Cap Value	25.1%
International Growth	19.2
Large/Mid-Cap Growth	17.7
International Value	13.4
Emerging Markets	10.4
Large/Mid-Cap Blend	5.1
Small-Cap Growth	2.4
Small-Cap Value	2.1

Exchange-Traded Funds	1.8%
Ultra Short Bond	1.6
Global Real Estate	0.6
Sector	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MANAGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Affiliated investments (cost $33,804,936)	$39,977,664
Unaffiliated investments (cost $594,713)	718,705
Receivable for Portfolio shares sold	77,230
Dividends receivable	1,861
Prepaid expenses	106

Total Assets	40,775,566

LIABILITIES
Custodian and accounting fees payable	31,619
Audit fee payable	10,612
Accrued expenses and other liabilities	3,402
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	80

Total Liabilities	46,082

NET ASSETS	$40,729,484

Net assets were comprised of:
Partners Equity	$40,729,484

Net asset value and redemption price per share, $40,729,484 / 2,990,488 outstanding shares of beneficial interest	$13.62

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$8,479
Affiliated dividend income	5,796

Total income.	14,275

EXPENSES
Management fee	28,554
Custodian and accounting fees	39,350
Audit fee	10,612
Legal fees and expenses	5,682
Trustees’ fees	4,840
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	1,582
Miscellaneous	5,708

Total expenses	99,804
Less: Fee waiver and/or expense reimbursement	(62,980)

Net expenses	36,824

NET INVESTMENT INCOME (LOSS)	(22,549)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $861,671)	876,897
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $4,732,312)	4,823,713

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	5,700,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,678,061

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(22,549)	$(40,703)
Net realized gain (loss) on investment transactions	876,897	486,567
Net change in unrealized appreciation (depreciation) on investments	4,823,713	(5,096,160)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,678,061	(4,650,296)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [197,866 and 651,226 shares, respectively]	2,564,890	8,664,312
Portfolio shares repurchased [98,247 and 221,422 shares, respectively]	(1,304,537)	(2,952,430)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,260,353	5,711,882

TOTAL INCREASE (DECREASE)	6,938,414	1,061,586
NET ASSETS:
Beginning of period	33,791,070	32,729,484

End of period	$40,729,484	$33,791,070

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 97.4%	Shares	Value
AFFILIATED MUTUAL FUNDS — 95.4%
AST Blackrock Low Duration Bond
Portfolio*	73,872	$825,893
AST High Yield Portfolio*	143,735	1,571,028
AST PIMCO Dynamic Bond Portfolio*	41,308	412,258
AST Prudential Core Bond Portfolio*	2,494,507	32,503,427
AST Wellington Management Global Bond Portfolio*	235,279	2,748,058
AST Western Asset Emerging Markets Debt Portfolio*	132,163	1,567,450

TOTAL AFFILIATED MUTUAL FUNDS (cost $36,373,710)(w)		39,628,114

EXCHANGE-TRADED FUNDS — 2.0%
iShares 3-7 Year Treasury Bond ETF	3,240	407,463
iShares TIPS Bond ETF	3,588	414,378

TOTAL EXCHANGE-TRADED FUNDS (cost $806,167)		821,841

TOTAL LONG-TERM INVESTMENTS (cost $37,179,877)		40,449,955

SHORT-TERM INVESTMENTS — 2.7%
AFFILIATED MUTUAL FUND — 2.6%
PGIM Core Ultra Short Bond Fund (cost $1,092,751)(w)	1,092,751	1,092,751

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
2.177%	09/19/19	20	$19,908

(cost $19,904)
TOTAL SHORT-TERM INVESTMENTS (cost $1,112,655)			1,112,659

TOTAL INVESTMENTS — 100.1% (cost $38,292,532)			41,562,614
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.1)%			(50,984)

NET ASSETS — 100.0%			$41,511,630

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
7	5 Year U.S. Treasury Notes	Sep. 2019	$827,094	$12,086

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$19,908

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST MANAGED FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds.	$40,720,865	$—	$—
Exchange-Traded Funds	821,841	—	—
U.S. Treasury Obligation	—	19,908	—
Other Financial Instruments*
Futures Contracts	12,086	—	—

Total	$41,554,792	$19,908	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Core Bond	87.9%
High Yield	3.8
Emerging Markets	3.7
Ultra Short Bond	2.6
Exchange-Traded Funds	2.0
U.S. Treasury Obligations	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$12,086	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$8,456

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$12,086

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)
$430,136

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST MANAGED FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Affiliated investments (cost $37,466,461)	$40,720,865
Unaffiliated investments (cost $826,071)	841,749
Receivable for Portfolio shares sold	50,307
Prepaid expenses	106

Total Assets	41,613,027

LIABILITIES
Payable for investments purchased	36,410
Custodian and accounting fees payable	31,590
Payable for Portfolio shares repurchased	16,471
Audit fee payable	10,612
Accrued expenses and other liabilities	3,698
Management fee payable	2,247
Affiliated transfer agent fee payable	369

Total Liabilities	101,397

NET ASSETS	$41,511,630

Net assets were comprised of:
Partners Equity	$41,511,630

Net asset value and redemption price per share, $41,511,630 / 3,695,658 outstanding shares of beneficial interest	$11.23

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$9,629
Unaffiliated dividend income	2,910
Interest income	209

Total income	12,748

EXPENSES
Management fee	29,754
Custodian and accounting fees	39,418
Audit fee	10,612
Legal fees and expenses	5,654
Trustees’ fees	4,840
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	1,544
Miscellaneous	5,739

Total expenses	101,037
Less: Fee waiver and/or expense reimbursement	(1,006)

Net expenses	100,031

NET INVESTMENT INCOME (LOSS)	(87,283)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $333,195)	322,250
Futures transactions	8,456

330,706

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,166,040)	2,202,982
Futures	12,086

2,215,068

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,545,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,458,491

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(87,283)	$(165,637)
Net realized gain (loss) on investment transactions	330,706	335,531
Net change in unrealized appreciation (depreciation) on investments	2,215,068	(486,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,458,491	(316,145)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [208,536 and 935,250 shares, respectively]	2,264,708	9,829,263
Portfolio shares repurchased [206,597 and 522,363 shares, respectively]	(2,239,081)	(5,471,394)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	25,627	4,357,869

TOTAL INCREASE (DECREASE)	2,484,118	4,041,724
NET ASSETS:
Beginning of period	39,027,512	34,985,788

End of period	$41,511,630	$39,027,512

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 50.5%

COMMON STOCKS — 47.4%	Shares	Value
Aerospace & Defense — 1.5%
Boeing Co. (The)	340	$123,764
General Dynamics Corp.	1,850	336,367
Raytheon Co.	390	67,813

		527,944

Airlines — 0.8%
Delta Air Lines, Inc.	4,800	272,400

Banks — 0.8%
JPMorgan Chase & Co.	2,700	301,860

Biotechnology — 1.4%
Gilead Sciences, Inc.	5,660	382,390
Moderna, Inc.*	8,900	130,296

		512,686

Capital Markets — 5.0%
Ares Management Corp. (Class A Stock)	4,200	109,914
BlackRock, Inc.	700	328,510
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	9,950	475,411
CME Group, Inc.	1,350	262,048
S&P Global, Inc.	750	170,843
The Blackstone Group Inc.	7,550	335,371
Tradeweb Markets, Inc. (Class A Stock)	2,600	113,906

		1,796,003

Chemicals — 1.6%
Ashland Global Holdings, Inc.	5,952	475,981
Axalta Coating Systems Ltd.*	3,000	89,310

		565,291

Diversified Financial Services — 0.6%
FGL Holdings	26,866	225,674

Electric Utilities — 0.8%
NextEra Energy, Inc.	1,450	297,047

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. (Class A Stock)	1,978	189,769
CDW Corp.	3,150	349,650

		539,419

Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)*	1,687	55,873

Entertainment — 1.9%
Activision Blizzard, Inc.	7,400	349,280
Spotify Technology SA*	2,380	348,004

		697,284

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	325	85,885
Sprouts Farmers Market, Inc.*	5,506	104,008
Walmart, Inc.	2,550	281,749

		471,642

Food Products — 1.5%
Conagra Brands, Inc.	12,300	326,196
Hain Celestial Group, Inc. (The)*	9,425	206,408

		532,604

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 0.9%
Medtronic PLC	3,300	$321,387

Health Care Providers & Services — 1.8%
CVS Health Corp.	2,950	160,746
DaVita, Inc.*	950	53,447
Humana, Inc.	805	213,566
Magellan Health, Inc.*	325	24,125
UnitedHealth Group, Inc.	746	182,031

		633,915

Hotels, Restaurants & Leisure — 1.9%
Marriott International, Inc. (Class A Stock)	386	54,152
McDonald’s Corp.	2,550	529,533
MGM Resorts International	3,700	105,709

		689,394

Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	363	393,056
Alphabet, Inc. (Class C Stock)*	28	30,266
Facebook, Inc. (Class A Stock)*	2,050	395,650
Yelp, Inc.*	1,800	61,524

		880,496

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.*	215	407,131
Booking Holdings, Inc.*	192	359,944
Chewy, Inc. (Class A Stock)*	2,100	73,500
Trainline PLC (United Kingdom), 144A*	12,700	66,473

		907,048

IT Services — 2.5%
PayPal Holdings, Inc.*	600	68,676
Visa, Inc. (Class A Stock)	3,100	538,005
WEX, Inc.*	1,315	273,652

		880,333

Leisure Products — 0.2%
Callaway Golf Co.	3,500	60,060

Machinery — 0.4%
Gates Industrial Corp. PLC*	13,500	154,035

Multi-Utilities — 1.0%
Brookfield Infrastructure Partners LP (Canada)	6,700	287,698
Sempra Energy	450	61,848

		349,546

Oil, Gas & Consumable Fuels — 1.8%
Enbridge, Inc. (Canada)	7,804	281,568
Enterprise Products Partners LP, MLP	8,000	230,960
EQT Corp.	9,500	150,195

		662,723

Professional Services — 3.1%
Equifax, Inc.	2,900	392,196
IHS Markit Ltd.*	9,550	608,526
Verisk Analytics, Inc.	636	93,149

		1,093,871

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Road & Rail — 0.4%
CSX Corp.	1,590	$123,018
Uber Technologies, Inc.*	300	13,914

		136,932

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	510	106,044

Software — 1.4%
Microsoft Corp.	3,050	408,578
SailPoint Technologies Holding, Inc.*	4,100	82,164

		490,742

Specialty Retail — 3.0%
Asbury Automotive Group, Inc.*	1,400	118,076
At Home Group, Inc.*	2,900	19,314
Home Depot, Inc. (The)	1,150	239,166
Hudson Ltd. (Class A Stock)*	12,200	168,238
Lowe’s Cos., Inc.	3,400	343,094
Party City Holdco, Inc.*	24,600	180,318

		1,068,206

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,400	277,088

Textiles, Apparel & Luxury Goods — 1.2%
PVH Corp.	4,500	425,881

Tobacco — 0.3%
Philip Morris International, Inc.	1,270	99,733

Trading Companies & Distributors — 2.3%
HD Supply Holdings, Inc.*	10,000	402,800
Univar, Inc.*	18,700	412,148

		814,948

Water Utilities — 0.2%
American Water Works Co., Inc.	750	87,000

TOTAL COMMON STOCKS (cost $14,832,178)		16,935,109

PREFERRED STOCK — 0.3%
Multi-Utilities
Sempra Energy, Series B, CVT, 6.750%	1,050	116,571

(cost $106,128)

Interest Rate	Maturity Date	Principal Amount (000)#

CONVERTIBLE BOND — 0.1%
Semiconductors
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes
5.000%	03/01/21	25	34,287

(cost $27,502)

CORPORATE BONDS — 2.7%
Commercial Services — 0.7%
APX Group, Inc.,
Gtd. Notes
7.625%	09/01/23	160	128,800
8.750%	12/01/20	109	103,277

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Sr. Sec’d. Notes, 144A
8.500%	11/01/24	40	$38,100

			270,177

Gas — 0.2%
Rockpoint Gas Storage Canada Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.000%	03/31/23	65	65,894

Media — 0.0%
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	15	15,308

Retail — 1.5%
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	185	173,437
8.875%	06/01/25	232	222,720
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	141	136,770

			532,927

Semiconductors — 0.2%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	65	64,269

Software — 0.1%
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	35	23,362

TOTAL CORPORATE BONDS (cost $892,443)			971,937

TOTAL LONG-TERM INVESTMENTS (cost $15,858,251)			18,057,904

	Shares

SHORT-TERM INVESTMENTS — 45.2%

UNAFFILIATED MUTUAL FUND — 45.1%
BlackRock Liquidity Funds FedFund	16,130,354	16,130,354

(cost $16,130,354)

OPTIONS PURCHASED*~ — 0.1%
(cost $52,668)		48,002

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 95.7% (cost $32,041,273)		34,236,260

SECURITIES SOLD SHORT — (11.4)%

COMMON STOCKS — (9.9)%
Automobiles — (0.3)%
Harley-Davidson, Inc.	1,600	(57,328)
Tesla, Inc. *	290	(64,803)

		(122,131)

Banks — (0.3)%
BankUnited, Inc.	2,700	(91,098)

Beverages — (0.1)%
National Beverage Corp.	750	(33,472)

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Building Products — (0.2)%
Allegion PLC	600	$(66,330)

Capital Markets — (1.0)%
Carlyle Group LP (The) MLP	3,700	(83,657)
FactSet Research Systems, Inc.	300	(85,968)
Federated Investors, Inc. (Class B Stock)	1,900	(61,750)
Focus Financial Partners, Inc. (Class A Stock)*	1,607	(43,887)
Waddell & Reed Financial, Inc. (Class A Stock)	5,500	(91,685)

		(366,947)

Chemicals — (0.2)%
PPG Industries, Inc.	500	(58,355)

Containers & Packaging — (0.4)%
AptarGroup, Inc.	1,090	(135,531)

Electric Utilities — (0.2)%
Southern Co. (The)	1,250	(69,100)

Energy Equipment & Services — (0.3)%
Core Laboratories NV	1,800	(94,104)

Entertainment — (0.1)%
Electronic Arts, Inc.*	400	(40,504)

Equity Real Estate Investment Trusts (REITs) — (0.2)%
Lamar Advertising Co. (Class A Stock)	900	(72,639)

Food & Staples Retailing — (0.2)%
BJ’s Wholesale Club Holdings, Inc.*	3,324	(87,754)

Food Products — (0.2)%
Kellogg Co.	1,100	(58,927)

Hotels, Restaurants & Leisure — (0.3)%
Dine Brands Global, Inc.	525	(50,122)
Texas Roadhouse, Inc.	1,000	(53,670)

		(103,792)

Household Durables — (0.2)%
PulteGroup, Inc.	2,402	(75,951)

Insurance — (0.2)%
Aegon NV (Netherlands)	17,500	(86,952)

IT Services — (0.4)%
Western Union Co. (The)	6,400	(127,296)

Machinery — (0.7)%
Altra Industrial Motion Corp.	1,749	(62,754)
Illinois Tool Works, Inc.	600	(90,486)
PACCAR, Inc.	1,550	(111,073)

		(264,313)

Marine — (0.2)%
Kirby Corp.*	800	(63,200)

Media — (0.7)%
Discovery, Inc. (Class A Stock)*	3,421	(105,025)
New Media Investment Group, Inc.	1,750	(16,520)
Omnicom Group, Inc.	1,200	(98,340)
Sirius XM Holdings, Inc.	4,000	(22,320)

		(242,205)

Multiline Retail — (0.1)%
Big Lots, Inc.	1,900	(54,359)

Multi-Utilities — (0.3)%
Consolidated Edison, Inc.	1,040	(91,187)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels — (0.9)%
Antero Midstream Corp.	6,600	$(75,636)
Antero Resources Corp. *	7,187	(39,744)
CNX Resources Corp. *	6,133	(44,832)
Inter Pipeline Ltd. (Canada)	6,500	(101,107)
SemGroup Corp. (Class A Stock)	4,000	(48,000)
Southwestern Energy Co. *	9,900	(31,284)

		(340,603)

Personal Products — (0.0)%
Edgewell Personal Care Co.*	700	(18,865)

Semiconductors & Semiconductor Equipment — (0.5)%
NVIDIA Corp.	425	(69,798)
QUALCOMM, Inc.	600	(45,642)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	1,800	(70,506)

		(185,946)

Software — (0.5)%
Autodesk, Inc. *	300	(48,870)
ServiceNow, Inc. *	220	(60,406)
Workday, Inc. (Class A Stock)*	280	(57,562)

		(166,838)

Specialty Retail — (0.9)%
AutoNation, Inc. *	800	(33,552)
Floor & Decor Holdings, Inc. (Class A Stock)*	1,000	(41,900)
Penske Automotive Group, Inc.	900	(42,570)
Sally Beauty Holdings, Inc. *	5,100	(68,034)
Tiffany & Co.	800	(74,912)
Williams-Sonoma, Inc	1,000	(65,000)

		(325,968)

Textiles, Apparel & Luxury Goods — (0.1)%
Columbia Sportswear Co.	200	(20,032)

Trading Companies & Distributors — (0.2)%
Fastenal Co.	2,600	(84,734)

TOTAL COMMON STOCKS (proceeds received $3,489,073)		(3,549,133)

EXCHANGE-TRADED FUNDS — (1.5)%
iShares Russell 2000 ETF	(274)	(42,607)
iShares Russell Mid-Cap ETF	(4,164)	(232,643)
Materials Select Sector SPDR Fund	(800)	(46,800)
SPDR S&P Retail ETF	(1,700)	(72,029)
Utilities Select Sector SPDR Fund	(2,378)	(141,800)

TOTAL EXCHANGE-TRADED FUNDS (cost $(430,734))		(535,879)

TOTAL SECURITIES SOLD SHORT (proceeds received $3,919,807)		(4,085,012)

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $39,213)		(32,499)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 84.2% (cost $28,082,253)		30,118,749
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 15.8%		5,661,512

NET ASSETS — 100.0%		$35,780,261

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(r)	Principal or notional amount is less than $500 par.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Activision Blizzard, Inc.	Call	08/16/19	$47.50	10	1		$2,510
Apollo Global Management, LLC	Call	01/17/20	$37.00	19	2		2,565
Ashland Global Holdings, Inc.	Call	10/18/19	$75.00	15	2		11,400
Blackstone Group LP (The)	Call	09/20/19	$42.00	17	2		5,559
Blackstone Group LP (The)	Call	09/20/19	$43.00	15	2		4,050
Blackstone Group LP (The)	Call	09/20/19	$47.00	24	2		1,968
Boeing Co. (The)	Call	08/16/19	$410.00	2	—	(r)	368
CVS Health Corp.	Call	08/16/19	$60.00	33	3		1,452
CVS Health Corp.	Call	02/21/20	$60.00	9	1		2,322
Equifax, Inc.	Call	10/18/19	$130.00	5	1		4,800
Party City Holdings, Inc.	Call	07/19/19	$10.00	28	3		28
Party City Holdings, Inc.	Call	10/18/19	$7.50	20	2		2,000
Party City Holdings, Inc.	Call	10/18/19	$10.00	212	21		6,890
Party City Holdings, Inc.	Call	01/17/20	$10.00	19	2		1,140
PVH Corp.	Call	09/20/19	$110.00	4	—	(r)	600
Vistra Energy Corp.	Call	10/18/19	$30.00	50	5		350

Total Options Purchased (cost $52,668)							$48,002

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Enbridge, Inc.	Call	07/19/19	$37.50	19	2		$(228)
Activision Blizzard, Inc.	Put	08/16/19	$40.00	14	1		(658)
Apollo Global Management, LLC	Put	01/17/20	$30.00	19	2		(2,518)
Ashland Global Holdings, Inc.	Put	01/17/20	$65.00	15	2		(1,763)
Ashland Global Holdings, Inc.	Put	01/17/20	$75.00	6	1		(2,250)
Blackstone Group LP (The)	Put	12/20/19	$40.00	24	2		(3,372)
Boeing Co. (The)	Put	08/16/19	$340.00	2	—	(r)	(1,260)
Cactus, Inc.	Put	11/15/19	$35.00	18	2		(7,884)
CVS Health Corp.	Put	08/16/19	$50.00	18	2		(1,386)
Party City Holdings, Inc.	Put	10/18/19	$7.50	28	3		(3,010)
Tiffany & Co.	Put	07/19/19	$80.00	7	1		(70)
Univar, Inc.	Put	12/20/19	$17.50	15	2		(975)
Univar, Inc.	Put	12/20/19	$20.00	15	2		(1,875)
Vistra Energy Corp.	Put	10/18/19	$22.00	50	5		(5,250)

Total Options Written (premiums received $39,213)							$(32,499)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
4	NASDAQ 100 E-Mini Index	Sep. 2019	$615,500	$(11,960)
3	Russell 2000 E-Mini Index	Sep. 2019	235,065	(5,799)
11	S&P 500 E-Mini Index	Sep. 2019	1,619,310	(25,135)

				$(42,894)

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Beyond Meat, Inc.(T)	1 Month LIBOR minus 8,000 bps(M)	Citibank, N.A.	5/22/20	(36)	$(36,326)	$—	$(36,326)
Consumer Staples Select Sector Total Return Index(Q)	3 Month LIBOR minus 30 bps(Q)	Citibank, N.A.	12/09/20	(79)	(2,424)	—	(2,424)
Dow Jones U.S. Select Medical Equipment Total Return Index(T)	1 Month LIBOR minus 40 bps(M)	Goldman Sachs International	6/29/20	(39)	—	—	—
JPMorgan Custom Basket (JPNBGCND) Index(T)	3 Month LIBOR minus 65bps(Q)	JPMorgan Chase Bank, N.A.	4/30/20	(335)	—	—	—
JPMorgan Custom Basket (JPNBGCND) Index(T)	3 Month LIBOR minus 65bps(Q)	JPMorgan Chase Bank, N.A.	5/01/20	(182)	(25,017)	—	(25,017)
JPMorgan Custom Basket (JPNBRMV3) Index(T)††	3 Month LIBOR minus 1 bps(Q)	JPMorgan Chase Bank, N.A.	11/06/20	(405)	—	—	—
JPMorgan Custom Basket (JPNBRMV3) Index(T)††	3 Month LIBOR plus 1 bps(Q)	JPMorgan Chase Bank, N.A.	11/09/20	(674)	(5,403)	—	(5,403)
MSCI Daily Total Return World Gross(T)	3 Month LIBOR plus 8 bps(Q)	JPMorgan Chase Bank, N.A.	11/16/20	(67)	(2,298)	—	(2,298)
Russell Midcap Index Total Return(T)	1 Month LIBOR minus 30bps(M)	Goldman Sachs International	7/29/20	(108)	(11,162)	—	(11,162)
S&P 500 Growth Total Return Index(Q)	3 Month LIBOR minus 30 bps(Q)	Citibank, N.A.	12/09/20	(173)	(4,759)	—	(4,759)
S&P 500 Value Total Return Index(T)	1 Month LIBOR plus 34.50bps(M)	Goldman Sachs International	11/29/19	(479)	(25,405)	—	(25,405)
S&P Regional Banks Select Industry Index Total Return(T)	3 Month LIBOR plus 9bps(Q)	Citibank, N.A.	9/25/20	(68)	(4,387)	—	(4,387)
Trupanion, Inc.(T)	1 Month LIBOR minus 600 bps(M)	Citibank, N.A.	3/09/20	(70)	(10,506)	—	(10,506)

					$(127,687)	$—	$(127,687)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

††	See the tables below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBRMV3) Index total return swap with JPMorgan Chase Bank, N.A., as of June 30, 2019, termination date 11/06/20 and 11/09/20, respectively:

Reference Entity	Shares	Market Value	% of Total Index Value
Fidelity National Information Services, Inc.	995	$122,026	1.21%
Analog Devices, Inc.	1,034	116,736	1.16%
Williams Cos., Inc. (The)	3,905	109,498	1.09%
Newmont Mining Corp.	2,625	100,997	1.00%
Roper Technologies, Inc.	275	100,820	1.00%
IQVIA, Inc.	589	94,777	0.94%
Corning, Inc.	2,620	87,076	0.86%
Willis Towers Watson PLC	437	83,737	0.83%
Agilent Technologies, Inc.	1,086	81,081	0.80%
PACCAR, Inc.	1,122	80,401	0.80%
Zimmer Biomet Holdings, Inc.	682	80,300	0.80%
Motorola Solutions, Inc.	475	79,210	0.79%
M&T Bank Corp.	461	78,411	0.78%
Tyson Foods, Inc.	960	77,479	0.77%
Ball Corp.	1,098	76,849	0.76%
Archer-Daniels-Midland Co.	1,853	75,610	0.75%
Stanley Black & Decker, Inc.	507	73,343	0.73%
United Airlines Holdings, Inc.	825	72,186	0.72%
Fifth Third Bancorp	2,587	72,180	0.72%
Dollar Tree, Inc.	660	70,925	0.70%
Royal Caribbean Cruises Ltd.	556	67,371	0.67%
Hartford Financial Services Group, Inc. (The)	1,182	65,883	0.65%
Parker-Hannifin Corp.	356	60,441	0.60%
KeyCorp	3,403	60,398	0.60%
McCormick & Co., Inc.	381	59,068	0.59%
Concho Resources, Inc.	566	58,428	0.58%
Republic Services, Inc.	674	58,419	0.58%
Synopsys, Inc.	449	57,725	0.57%
Freeport-McMoRan, Inc.	4,881	56,665	0.56%
Kroger Co. (The)	2,605	56,564	0.56%
Keysight Technologies, Inc.	628	56,362	0.56%
Nucor Corp.	1,015	55,939	0.55%
AMETEK, Inc.	615	55,840	0.55%
Ameriprise Financial, Inc.	384	55,676	0.55%
Citizens Financial Group, Inc.	1,569	55,488	0.55%
Hess Corp.	867	55,136	0.55%
Laboratory Corp. of America Holdings	318	54,925	0.54%
ONEOK, Inc.	789	54,290	0.54%
Cummins, Inc.	317	54,247	0.54%
Synchrony Financial	1,557	53,976	0.54%
Principal Financial Group, Inc.	922	53,388	0.53%
First Republic Bank	546	53,289	0.53%
Cincinnati Financial Corp.	511	52,954	0.52%
Arthur J Gallagher & Co.	603	52,847	0.52%
International Paper Co.	1,207	52,277	0.52%
Regions Financial Corp.	3,463	51,744	0.51%
Yum China Holdings, Inc.	1,102	50,921	0.50%
Loews Corp.	928	50,713	0.50%
DXC Technology Co.	906	49,954	0.50%
Genuine Parts Co.	482	49,893	0.49%

		$3,404,463

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(127,687)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$110,350	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$16,935,109	$—	$—
Preferred Stock	116,571	—	—
Convertible Bond	—	34,287	—
Corporate Bonds	—	971,937	—
Unaffiliated Mutual Fund	16,130,354	—	—
Options Purchased	22,319	25,683	—
Common Stocks – Short	(3,462,181)	(86,952)	—
Exchange-Traded Funds – Short	(535,879)	—	—
Options Written	(11,486)	(21,013)	—
Other Financial Instruments*
Futures Contracts	(42,894)	—	—
OTC Total Return Swap Agreements	—	(127,687)	—

Total	$29,151,913	$796,255	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Unaffiliated Mutual Fund	45.1%
Capital Markets	4.0
Professional Services	3.1
Internet & Direct Marketing Retail	2.5
Interactive Media & Services	2.5
IT Services	2.1
Specialty Retail	2.1
Trading Companies & Distributors	2.1
Entertainment	1.8
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	1.6
Electronic Equipment, Instruments & Components	1.5
Retail	1.5
Aerospace & Defense	1.5
Biotechnology	1.4
Chemicals	1.4
Food Products	1.3
Textiles, Apparel & Luxury Goods	1.1
Food & Staples Retailing	1.1

Multi-Utilities	1.0%
Software	1.0
Oil, Gas & Consumable Fuels	0.9
Health Care Equipment & Supplies	0.9
Technology Hardware, Storage & Peripherals	0.8
Airlines	0.8
Commercial Services	0.7
Electric Utilities	0.6
Diversified Financial Services	0.6
Banks	0.5
Road & Rail	0.4
Tobacco	0.3
Semiconductors	0.3
Water Utilities	0.2
Gas	0.2
Leisure Products	0.2
Options Purchased	0.1
Personal Products	0.0 *
Beverages	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Energy Equipment & Services	(0.1)%
Multiline Retail	(0.1)
Marine	(0.2)
Building Products	(0.2)
Equity Real Estate Investment Trusts (REITs)	(0.2)
Household Durables	(0.2)
Semiconductors & Semiconductor Equipment	(0.2)
Insurance	(0.2)
Machinery	(0.3)
Automobiles	(0.3)

Containers & Packaging	(0.4)%
Media	(0.7)
Exchange-Traded Funds	(1.5)

84.3
Options Written	(0.1)
Other assets in excess of liabilities	15.8

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$42,894	*
Equity contracts	Unaffiliated investments	48,002	Options written outstanding, at value	32,499
Equity contracts	—	—	Unrealized depreciation on OTC swap agreements	127,687

		$48,002		$203,080

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Equity contracts	$(17,150)	$41,084	$(361,001)	$(67,413)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Equity contracts	$(6,525)	$43,365	$(75,194)	$(244,502)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Short Positions(2)
$41,114	$25,333	$2,580,865

Total Return Swap Agreements(2)
$1,962,289

(1)	Cost.

(2) Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities Sold Short	Goldman Sachs & Co.	$(4,085,012)	$4,085,012	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$—	$(58,402)	$(58,402)	$—	$(58,402)
Goldman Sachs International	—	(36,567)	(36,567)	—	(36,567)
JPMorgan Chase Bank, N.A.	—	(32,718)	(32,718)	—	(32,718)

	$—	$(127,687)	$(127,687)	$—	$(127,687)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value:
Unaffiliated investments (cost $32,041,273)	$34,236,260
Cash	4,561
Deposit with prime broker for securities sold short and options	4,906,003
Receivable for investments sold	2,326,841
Receivable for Portfolio shares sold	128,485
Deposit with broker for centrally cleared/exchange-traded derivatives	110,350
Dividends and interest receivable	11,131
Tax reclaim receivable	7,241
Prepaid expenses	106

Total Assets	41,730,978

LIABILITIES
Securities sold short, at value (proceeds received $3,919,807)	4,085,012
Payable for investments purchased	1,628,176
Unrealized depreciation on OTC swap agreements	127,687
Accrued expenses and other liabilities	40,563
Options written outstanding, at value (proceeds received $39,213)	32,499
Management fee payable	13,726
Payable to affiliate.	7,241
Dividends payable on securities sold short	5,003
Payable to custodian	4,935
Due to broker-variation margin futures	4,253
Distribution fee payable	1,193
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	60

Total Liabilities	5,950,717

NET ASSETS	$35,780,261

Net assets were comprised of:
Partners Equity	$35,780,261

Net asset value and redemption price per share, $35,780,261 / 3,089,252 outstanding shares of beneficial interest	$11.58

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$113,632
Unaffiliated dividend income (net of $2,379 foreign withholding tax)	100,731

Total income.	214,363

EXPENSES
Management fee	111,992
Distribution fee.	26,921
Dividends on securities sold short	44,056
Custodian and accounting fees.	23,020
Audit fee	15,968
Legal fees and expenses	5,701
Trustees’ fees	4,780
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Shareholders’ reports	2,722
Interest expense on short sales	320
Miscellaneous	6,893

Total expenses	245,850
Less: Fee waiver and/or expense reimbursement	(48,562)

Net expenses.	197,288

NET INVESTMENT INCOME (LOSS)	17,075

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	564,594
Futures transactions	(361,001)
Options written transactions	41,084
Short sales transactions.	4,500
Swap agreements transactions	(67,413)
Foreign currency transactions	(96)

181,668

Net change in unrealized appreciation (depreciation) on:
Investments	2,681,646
Futures	(75,194)
Options written.	43,365
Short sales	(386,484)
Swap agreements	(244,502)
Foreign currencies	(95)

2,018,736

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	2,200,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,217,479

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$17,075	$13,222
Net realized gain (loss) on investment and foreign currency transactions	187,389	972,265
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,013,015	(2,444,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,217,479	(1,459,417)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,244,119 and 299,684 shares, respectively].	14,316,345	3,379,913
Portfolio shares repurchased [40,475 and 122,941 shares, respectively]	(455,094)	(1,360,946)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	13,861,251	2,018,967

CAPITAL CONTRIBUTIONS	—	8,617

TOTAL INCREASE (DECREASE)	16,078,730	568,167
NET ASSETS:
Beginning of period	19,701,531	19,133,364

End of period.	$35,780,261	$19,701,531

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST PIMCO DYNAMIC BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 89.2%

ASSET-BACKED SECURITIES — 22.1%
Collateralized Debt Obligation — 1.0%
Arbor Realty Commercial Real Estate Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150%
3.544%(c)	06/15/28	3,200	$3,198,757

Collateralized Loan Obligations — 7.9%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420%
3.999%(c)	05/01/26	4,757	4,766,380
Cutwater Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	07/15/26	1,051	1,051,052
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.401%(c)	01/18/28	3,450	3,431,964
OCP CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 0.850%
3.438%(c)	04/17/27	1,550	1,548,280
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800%
3.397%(c)	07/15/27	1,550	1,548,575
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.406%(c)	10/26/27	1,550	1,545,311
OFSI Fund Ltd. (Cayman Islands),
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900%
3.501%(c)	10/18/26	2,310	2,308,035
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 0.740%
3.337%(c)	10/15/25	875	874,918
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.180%
3.777%(c)	07/15/26	5,630	5,636,577
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890%
3.487%(c)	04/15/29	1,550	1,541,624
WhiteHorse Ltd. (Cayman Islands),
Series 2014-09A, Class AR, 144A, 3 Month LIBOR + 1.160%
3.748%(c)	07/17/26	1,205	1,206,456

			25,459,172

Home Equity Loans — 2.2%
Accredited Mortgage Loan Trust,
Series 2006-02, Class A4, 1 Month LIBOR + 0.260%
2.664%(c)	09/25/36	802	786,337
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP02, Class A2B, 1 Month LIBOR + 0.170%
2.574%(c)	06/25/37	286	279,523
Bear Stearns Asset-Backed Securities Trust,
Series 2006-EC02, Class M2, 1 Month LIBOR + 0.630%
3.034%(c)	02/25/36	1,000	996,861
Series 2007-HE02, Class 2A4, 1 Month LIBOR + 0.230%
2.634%(c)	02/25/37	1,412	1,278,024
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200%
2.604%(c)	06/25/47	868	768,297
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230%
2.634%(c)	05/25/37	800	731,815

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1, 1 Month LIBOR + 0.200%
2.604%(c)	06/25/37	1,329	$985,410
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE03, Class 1A, 1 Month LIBOR + 0.225%
2.629%(c)	05/25/37	1,433	1,372,373

			7,198,640

Other — 0.1%
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 144A, 1 Month LIBOR + 0.850%
3.280%(c)	06/25/35	360	359,606

Residential Mortgage-Backed Securities — 4.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R8, Class M2, 1 Month LIBOR + 1.020%
3.424%(c)	09/25/34	800	801,485
Series 2005-R09, Class M1, 1 Month LIBOR + 0.470%
2.874%(c)	11/25/35	1,000	990,800
Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class M2, 1 Month LIBOR + 0.720%
3.124%(c)	04/25/34	278	278,008
Bayview Opportunity Master Fund IVa Trust,
Series 2019-RN02, Class A1, 144A
3.967%	03/28/34	658	663,253
Series 2019-SBR01, Class A1, 144A
3.475%	06/28/34	700	700,000
Bayview Opportunity Master Fund IVb Trust,
Series 2019-RN01, Class A1, 144A
4.090%	02/28/34	650	660,876
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.642%(cc)	12/25/35	607	607,391
CWABS Asset-Backed Certificates Trust,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740%
3.144%(c)	08/25/47	750	743,751
Fremont Home Loan Trust,
Series 2006-E, Class 1A1, 1 Month LIBOR + 0.140%
2.544%(c)	01/25/37	1,194	760,608
HSI Asset Securitization Corp. Trust,
Series 2006-OPT02, Class M4, 1 Month LIBOR + 0.520%
2.924%(c)	01/25/36	800	735,406
Legacy Mortgage Asset Trust,
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	785	793,233
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	796	801,445
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500%
3.044%(c)	03/25/37	1,051	1,013,408
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%
3.024%(c)	08/25/33	732	738,362
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE01, Class A2D, 1 Month LIBOR + 0.230%
2.634%(c)	11/25/36	1,336	962,245

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310%
2.714%(c)	09/25/47	763	$740,880
SG Mortgage Securities Trust,
Series 2006-OPT02, Class A3D, 1 Month LIBOR + 0.210%
2.614%(c)	10/25/36	1,000	814,389
Structured Asset Investment Loan Trust,
Series 2004-08, Class A4, 1 Month LIBOR + 1.000%
3.404%(c)	09/25/34	1,157	1,162,171

			13,967,711

Student Loans — 6.6%
Academic Loan Funding Trust,
Series 2012-01A, Class A2, 144A, 1 Month LIBOR + 1.100%
3.504%(c)	12/27/44	1,319	1,334,305
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700%
3.104%(c)	07/25/56	753	745,563
ECMC Group Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	07/26/66	1,067	1,076,029
Series 2018-01A, Class A, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	02/27/68	2,401	2,385,988
EFS Volunteer LLC,
Series 2012-01, Class A2, 144A, 1 Month LIBOR + 1.350%
3.754%(c)	03/25/36	1,550	1,559,184
Series 2012-01, Class A3, 144A, 1 Month LIBOR + 1.000%
3.430%(c)	04/25/33	882	879,956
Montana Higher Education Student Assistance Corp.,
Series 2012-01, Class A3, 1 Month LIBOR + 1.050%
3.491%(c)	07/20/43	850	858,247
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050%
3.454%(c)	12/27/66	1,815	1,823,957
Series 2017-05A, Class A, 144A, 1 Month LIBOR + 0.800%
3.204%(c)	07/26/66	2,258	2,241,631
Northstar Education Finance, Inc.,
Series 2007-01, Class A1, 3 Month LIBOR + 0.100%
2.682%(c)	04/28/30	147	146,265
PHEAA Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.150%
3.554%(c)	09/25/65	1,094	1,103,829
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750%
3.332%(c)	10/28/41	572	560,979
SLM Student Loan Trust,
Series 2003-07A, Class A5A, 144A, 3 Month LIBOR + 1.200%
3.610%(c)	12/15/33	951	949,381
Series 2005-05, Class A4, 3 Month LIBOR + 0.140%
2.720%(c)	10/25/28	1,724	1,712,330
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100%
2.680%(c)	04/25/27	453	452,137
Series 2008-02, Class A3, 3 Month LIBOR + 0.750%
3.330%(c)	04/25/23	393	390,979
Series 2008-03, Class A3, 3 Month LIBOR + 1.000%
3.580%(c)	10/25/21	506	502,838

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2008-04, Class A4, 3 Month LIBOR + 1.650%
4.230%(c)	07/25/22		1,076	$1,088,336
Series 2008-05, Class A4, 3 Month LIBOR + 1.700%
4.280%(c)	07/25/23		550	556,433
Series 2008-06, Class A4, 3 Month LIBOR + 1.100%
3.680%(c)	07/25/23		680	680,352
Series 2008-08, Class A4, 3 Month LIBOR + 1.500%
4.080%(c)	04/25/23		271	274,200
Wachovia Student Loan Trust,
Series 2005-01, Class A5, 3 Month LIBOR + 0.130%
2.710%(c)	01/26/26		32	31,631

				21,354,550

TOTAL ASSET-BACKED SECURITIES (cost $71,009,350)				71,538,436

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class A, 144A, 1 Month LIBOR + 0.850%
3.244%(c)	01/15/33		715	711,999
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(cc)	04/10/28		450	453,573
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37		400	375,838
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 144A, 1 Month LIBOR + 0.830%
3.224%(c)	06/15/35		1,149	1,150,777
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 0.750%
3.144%(c)	02/15/35		271	270,595

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,969,569)				2,962,782

CORPORATE BONDS — 24.0%
Aerospace & Defense — 0.6%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28		900	944,231
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		800	837,833

				1,782,064

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.370%
0.050%(c)	12/01/21	EUR	500	555,767
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430%
0.121%(c)	05/14/21	EUR	300	336,862
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.273%(c)	09/24/20		1,100	1,098,963
General Motors Financial Co., Inc.,
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.550%
0.207%(c)	03/26/22	EUR	600	672,269

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.157%	07/02/22			1,000	$999,858
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21		EUR	900	1,033,030

					4,696,749

Auto Parts & Equipment — 0.5%
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22			900	915,964
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22			800	815,277

					1,731,241

Banks — 7.5%
Bank of Ireland (Ireland),
Jr. Sub. Notes
7.375%(ff)	—	(rr)	EUR	400	479,848
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
3.905%(c)	05/16/24			500	492,632
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29			1,600	1,706,531
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.000%(ff)	—	(rr)		600	640,500
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28			900	975,084
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21			400	407,620
Citigroup, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.540%(c)	04/25/22			400	403,378
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28			800	846,374
4.075%(ff)	04/23/29			700	751,980
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—	(rr)	EUR	600	754,668
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
3.193%(c)	09/26/23			800	800,013
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21			1,500	1,513,254
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22			900	927,734
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27			500	522,598
4.223%(ff)	05/01/29			800	858,007

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%(ff)	—	(rr)	GBP	800	$1,066,331
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.320%(c)	10/02/23			900	898,911
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.480%(c)	04/25/23			500	502,232
Sr. Unsec’d. Notes
4.005%(ff)	04/23/29			800	862,981
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.700%	08/17/20			600	602,283
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.050%	08/16/23			800	835,079
4.550%	08/16/28			800	861,822
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24			700	729,767
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29			500	524,570
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	—	(rr)(a)		700	717,500
Sr. Unsec’d. Notes, EMTN
2.000%(ff)	03/04/25		EUR	200	236,044
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—	(rr)	GBP	400	539,095
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24			500	531,250
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.750%(ff)	—	(rr)		600	594,420
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.125%	04/15/26	(a)		500	534,157
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23			1,200	1,363,980
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.584%(ff)	05/22/28			800	835,259

					24,315,902

Beverages — 0.2%
Constellation Brands, Inc.,
Gtd. Notes
2.650%	11/07/22			200	200,681
Gtd. Notes, 3 Month LIBOR + 0.700%
3.218%(c)	11/15/21			400	400,200

					600,881

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Biotechnology — 0.3%
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25			900	$964,326

Building Materials — 0.2%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27			800	774,000

Chemicals — 0.3%
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20			900	906,301

Computers — 0.4%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23			900	970,013
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	(a)		370	362,988

					1,333,001

Diversified Financial Services — 0.7%
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	(a)		300	310,973
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22			300	326,802
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23			100	102,000
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28			800	796,000
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24	(a)		800	860,000

					2,395,775

Electric — 0.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24			250	255,625
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.101%(c)	03/11/22			600	602,976
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20			200	204,702
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.720%
3.241%(c)	02/25/22			800	804,498
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	06/20/26		EUR	800	986,555

					2,854,356

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.3%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.342%(c)	10/22/20		900	$900,143

Gas — 0.2%
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		600	613,646

Healthcare-Products — 0.2%
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.168%(c)	03/19/21		800	799,147

Healthcare-Services — 0.2%
Anthem, Inc.,
Sr. Unsec’d. Notes
4.101%	03/01/28		500	534,889
HCA, Inc.,
Sr. Sec’d. Notes
6.500%	02/15/20		150	153,452

				688,341

Home Builders — 0.1%
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		200	208,285

Iron/Steel — 0.2%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes
5.950%	07/31/24		200	208,552
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	(a)	300	340,785
6.875%	11/10/39		100	120,020

				669,357

Media — 0.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	450	461,250
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		150	154,925
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		100	105,077
4.908%	07/23/25		500	542,822
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.440%
2.759%(c)	10/01/21		400	401,564
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19		100	100,375

				1,766,013

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23			300	$292,125

Oil & Gas — 2.2%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	12/09/20			1,200	1,228,023
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27			900	931,291
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	(a)		225	208,688
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22			600	642,684
8.750%	05/23/26			1,700	2,099,279
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	10/28/22	(d)		5,000	700,000
Reliance Holding USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22			250	265,647
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27			550	554,601
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25			600	568,500

					7,198,713

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes
5.750%	10/15/20			145	145,730

Pharmaceuticals — 1.3%
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22			200	207,250
7.000%	03/15/24			225	239,085
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29			800	837,552
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28			1,125	1,213,723
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28	(a)		900	882,620
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
1.250%	03/31/23		EUR	500	504,588
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19			200	199,400

					4,084,218

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	700	$700,000
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28	900	976,943
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	375	380,332
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	1,000	1,038,710
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	800	811,016

			3,907,001

Real Estate — 0.1%
China Evergrande Group (China),
Sr. Sec’d. Notes
8.750%	06/28/25	400	354,645

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
4.400%	02/15/26	1,100	1,188,664

Savings & Loans — 0.5%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.302%(ff)	03/08/29	1,600	1,673,612

Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23	400	394,338
3.000%	01/15/22	300	300,779
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	1,400	1,425,124
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	204,620

			2,324,861

Software — 0.5%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	800	807,129
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	700	705,629

			1,512,758

Telecommunications — 0.9%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22	100	101,000
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	100	102,500

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Sr. Unsec’d. Notes
7.000%	08/15/20	450	$466,312
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	300	318,090
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	200	207,500
7.200%	07/18/36	150	165,375
7.721%	06/04/38	350	394,625
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	900	997,377

			2,752,779

Trucking & Leasing — 1.3%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/23	500	516,415
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	500	533,050
GATX Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.285%(c)	11/05/21	900	896,166
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	900	950,220
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	1,000	999,588
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	199,930

			4,095,369

TOTAL CORPORATE BONDS (cost $75,866,866)			77,530,003

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.5%
Alternative Loan Trust,
Series 2005-65CB, Class 1A13
6.000%	01/25/36	844	807,054
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120%
2.524%(c)	06/25/36	915	863,310
Series 2006-J02, Class A3
6.000%	04/25/36	919	770,498
Series 2007-OA03, Class 1A1, 1 Month LIBOR + 0.140%
2.544%(c)	04/25/47	728	691,234
BCAP LLC Trust,
Series 2007-AA01, Class 2A1, 1 Month LIBOR + 0.180%
2.584%(c)	03/25/37	1,324	1,305,971
Bear Stearns ALT-A Trust,
Series 2006-01, Class 11A1, 1 Month LIBOR + 0.480% (Cap 11.500%, Floor 0.240%)
2.884%(c)	02/25/36	906	880,097

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust,
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	800	$799,717
CSMC Mortgage-Backed Trust,
Series 2007-06, Class A1
6.421%(cc)	10/25/37	575	516,964
Series 2019-RPL04, Class A1, 144A
3.830%	08/26/58	990	999,553
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA03, Class A1, 1 Month LIBOR + 0.140%
2.544%(c)	07/25/47	1,049	990,092
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1) + 5.950%
3.546%(c)	12/25/40	189	26,852
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1) + 6.550%
4.146%(c)	12/25/41	686	117,836
Series 2012-05, Class SA, IO, 1 Month LIBOR x (1) + 5.950%
3.546%(c)	02/25/42	692	109,160
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670%
4.266%(c)	07/25/42	396	65,317
Series 2013-130, Class SN, IO, 1 Month LIBOR x (1) + 6.650%
4.246%(c)	10/25/42	728	133,222
Series 2013-96, Class SY, IO, 1 Month LIBOR x (1) + 6.150%
3.746%(c)	07/25/42	566	92,843
Series 2014-06, Class SA, IO, 1 Month LIBOR x (1) + 6.600%
4.196%(c)	02/25/44	751	115,101
Series 2014-19, Class MS, IO, 1 Month LIBOR x (1) + 6.600%
4.196%(c)	11/25/39	476	23,340
Series 2015-20, Class ES, IO, 1 Month LIBOR x (1) + 6.150%
3.746%(c)	04/25/45	560	95,535
Series 2015-22, Class DS, IO, 1 Month LIBOR x (1) + 6.200%
3.796%(c)	04/25/45	539	90,833
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
3.696%(c)	06/25/45	1,041	172,942
Series 2015-79, Class SE, IO, 1 Month LIBOR x (1) + 6.250%
3.846%(c)	11/25/45	412	69,775
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150%
3.746%(c)	02/25/46	1,149	200,248
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1) + 6.050%
3.656%(c)	11/15/38	202	10,378
Series 3852, Class SW, IO, 1 Month LIBOR x (1) + 6.000%
3.606%(c)	05/15/41	659	97,319
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050%
3.656%(c)	03/15/44	1,352	210,196
Series 4431, Class ST, IO, 1 Month LIBOR x (1) + 6.100%
3.706%(c)	01/15/45	1,214	199,769
Series 4468, Class SY, IO, 1 Month LIBOR x (1) + 6.100%
3.706%(c)	05/15/45	523	83,168
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600%
3.206%(c)	05/15/45	1,110	149,382
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000%
3.606%(c)	05/15/46	2,336	405,526
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	665	51,489

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR x (1) + 6.600%
4.206%(c)	01/16/40	1,356	$242,840
Series 2010-09, Class YD, IO, 1 Month LIBOR x (1) + 6.800%
4.406%(c)	01/16/40	531	87,243
Series 2010-101, Class S, IO, 1 Month LIBOR x (1) + 6.000%
3.617%(c)	08/20/40	1,524	223,470
Series 2010-20, Class SE, IO, 1 Month LIBOR x (1) + 6.250%
3.867%(c)	02/20/40	959	175,427
Series 2010-37, Class SG, IO, 1 Month LIBOR x (1) + 5.700%
3.317%(c)	03/20/40	571	90,279
Series 2011-50, Class PS, IO, 1 Month LIBOR x (1) + 6.100%
3.717%(c)	02/20/41	955	108,273
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1) + 6.700%
4.317%(c)	08/20/43	741	133,734
Series 2013-167, Class SG, IO, 1 Month LIBOR x (1) + 6.150%
3.767%(c)	11/20/43	391	69,803
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1) + 6.100%
3.717%(c)	10/20/43	1,048	128,771
Series 2014-180, Class PI, IO
4.000%	08/20/44	408	56,447
Series 2014-188, Class IB, IO
4.000%	12/20/44	712	85,442
Series 2014-56, Class ST, IO, 1 Month LIBOR x (1) + 6.100%
3.706%(c)	12/16/39	1,159	187,111
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1) + 5.710%
3.327%(c)	08/20/45	2,746	399,194
Series 2015-111, Class IM, IO
4.000%	08/20/45	1,406	186,416
Series 2015-111, Class IW, IO
4.000%	06/20/45	469	50,915
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
3.817%(c)	08/20/45	398	57,425
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1) + 5.740%
3.357%(c)	08/20/45	747	113,646
Series 2015-126, Class HS, IO, 1 Month LIBOR x (1) + 6.200%
3.817%(c)	09/20/45	766	120,474
Series 2015-126, Class IM, IO
4.000%	09/20/45	1,044	128,976
Series 2015-126, Class IQ, IO
4.000%	09/20/45	982	137,070
Series 2015-129, Class IC, IO
4.500%	09/16/45	355	63,861
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700%
3.317%(c)	10/20/45	348	51,393
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1) + 6.200%
3.817%(c)	11/20/45	638	94,710
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1) + 6.250%
3.867%(c)	11/20/45	615	91,975
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1) + 6.200%
3.817%(c)	11/20/45	563	100,529
Series 2015-57, Class AS, IO, 1 Month LIBOR x (1) + 5.600%
3.217%(c)	04/20/45	2,838	386,378
Series 2015-64, Class SG, IO, 1 Month LIBOR x (1) + 5.600%
3.217%(c)	05/20/45	1,493	215,876

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-95, Class GI, IO
4.500%	07/16/45		1,173	$226,092
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1) + 6.200%
3.817%(c)	01/20/46		396	61,677
Series 2016-27, Class IA, IO
4.000%	06/20/45		1,071	118,128
Series 2016-88, Class S, IO, 1 Month LIBOR x (1) + 6.200%
3.817%(c)	01/20/46		948	146,471
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440%
2.844%(c)	06/25/45		623	588,531
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160%
2.564%(c)	03/25/37		890	831,597
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540%
2.944%(c)	12/25/35		1,220	1,192,155
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		690	727,482
RALI Trust,
Series 2007-QA05, Class 2A1
6.074%(cc)	09/25/37		964	812,949
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320%
2.724%(c)	10/25/35		682	656,097
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
3.504%(c)	08/25/46		862	800,812

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,356,854)				21,094,390

SOVEREIGN BONDS — 2.0%
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,300	429,859
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,600	529,630
6.350%	08/12/28	PEN	6,000	2,044,825
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28		600	670,948
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		1,100	1,112,375
4.500%	04/17/30		600	654,005
Sri Lanken Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.850%	11/03/25		400	401,106
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		600	619,878

TOTAL SOVEREIGN BONDS (cost $6,123,914)				6,462,626

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
Federal National Mortgage Assoc.
3.500%	TBA		11,900	$12,163,866
3.500%	TBA		17,900	18,290,640
4.000%	12/01/48		5,210	5,387,891

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $35,743,846)				35,842,397

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	(k)	6,466	6,405,847
0.625%	01/15/26		43	44,029
0.750%	07/15/28		8,242	8,586,849
0.875%	01/15/29		3,338	3,513,500
2.500%	01/15/29		7,066	8,500,220
U.S. Treasury Notes
1.625%	03/15/20	(h)(k)	1,000	997,070
2.375%	04/30/20	(k)	44,920	45,051,602

TOTAL U.S. TREASURY OBLIGATIONS (cost $71,980,121)				73,099,117

TOTAL LONG-TERM INVESTMENTS (cost $286,050,520)				288,529,751

			Shares

SHORT-TERM INVESTMENTS — 22.0%
AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Ultra Short Bond Fund(w)			6,504,166	6,504,166
PGIM Institutional Money Market Fund (cost $4,243,798; includes $4,234,575 of cash collateral for securities on loan)(b)(w)			4,242,882	4,244,155

TOTAL AFFILIATED MUTUAL FUNDS (cost $10,747,964)				10,748,321

Interest Rate	Maturity Date	Principal Amount (000)#

BANKERS ACCEPTANCES(n) — 11.3%
Bank Nova Scotia (The)
1.804%	07/05/19	CAD	4,100	3,129,751
1.779%	07/08/19	CAD	4,200	3,205,637
1.762%	07/22/19	CAD	1,900	1,449,168
1.751%	07/25/19	CAD	900	686,352
Bank of Montreal
1.779%	07/08/19	CAD	4,200	3,205,637
1.762%	07/22/19	CAD	1,800	1,373,570
1.762%	07/22/19	CAD	1,900	1,449,168
Canadian Imperial Bank of Commerce
1.778%	07/12/19	CAD	1,800	1,373,570
1.795%	07/17/19	CAD	4,200	3,204,226
HSBC Bank Canada
1.829%	07/04/19	CAD	4,200	3,206,246
1.828%	07/11/19	CAD	1,800	1,373,638
1.802%	07/24/19	CAD	1,900	1,449,037
1.803%	07/25/19	CAD	2,300	1,754,010

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANKERS ACCEPTANCES(n) (continued)
Royal Bank of Canada
1.741%	07/02/19	CAD	2,300	$1,755,977
1.776%	07/04/19	CAD	4,200	3,206,279
1.749%	07/22/19	CAD	1,800	1,373,638
1.749%	07/22/19	CAD	1,900	1,449,168
Toronto-Dominion Bank (The)
1.741%	07/02/19	CAD	2,300	1,755,977

TOTAL BANKERS ACCEPTANCES (cost $35,834,540)				36,401,049

CERTIFICATES OF DEPOSIT — 0.7%
Barclays PLC
3 Month LIBOR + 0.400%
2.980%(c)	10/25/19		1,400	1,401,348
Lloyds Bank Corporate Markets PLC
3.092%	10/26/20		900	902,556

TOTAL CERTIFICATES OF DEPOSIT (cost $2,300,000)				2,303,904

COMMERCIAL PAPER(n) — 1.1%
CRH America Finance, Inc.
2.847%	07/09/19		600	599,539
Enbridge, Inc.
2.850%	08/06/19		2,900	2,891,973

TOTAL COMMERCIAL PAPER (cost $3,491,416)				3,491,512

REPURCHASE AGREEMENT(m) — 5.6%
TD Securities (USA) LLC, 2.600%, dated 06/28/19, due 07/01/19 in the amount of $18,103,922) (cost $18,100,000)	18,100	18,100,000

TOTAL SHORT-TERM INVESTMENTS (cost $70,473,920)		71,044,786

TOTAL INVESTMENTS — 111.2% (cost $356,524,440)		359,574,537
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (11.2)%		(36,207,325)

NET ASSETS — 100.0%		$323,367,212

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,134,622; cash collateral of $4,234,575 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)

Repurchase agreements are collateralized by a U.S. Treasury Securities (coupon rate 0.375% - 0.750%, maturity date 07/15/25 - 07/15/28) with the aggregate value, including accrued interest, of $18,517,665.

(n)	Rate shown reflects yield to maturity at purchased date.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
665	5 Year U.S. Treasury Notes	Sep. 2019	$78,573,906	$1,154,629
449	10 Year U.S. Treasury Notes	Sep. 2019	57,457,969	1,445,219

				2,599,848

Short Positions:
483	90 Day Euro	Sep. 2019	118,328,962	(84,525)
144	Euro-BTP Italian Government Bond	Sep. 2019	21,990,608	(874,953)

				(959,478)

				$1,640,370

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/31/19	HSBC BANK USA, N.A.	ARS	32,750	$659,942	$731,601	$71,659	$—
Expiring 08/08/19	Citibank, N.A.	ARS	115,329	2,587,014	2,546,779	—	(40,235)
British Pound,
Expiring 08/15/19	Barclays Capital, Inc.	GBP	1,021	1,297,271	1,299,656	2,385	—
Colombian Peso,
Expiring 07/24/19	Citibank, N.A.	COP	4,839,560	1,430,185	1,502,868	72,683	—
Expiring 10/15/19	Citibank, N.A.	COP	4,839,560	1,512,466	1,496,001	—	(16,465)
Euro,
Expiring 08/15/19	Barclays Capital, Inc.	EUR	698	783,661	796,876	13,215	—
Mexican Peso,
Expiring 08/14/19	HSBC BANK USA, N.A.	MXN	1,310	66,685	67,702	1,017	—
Expiring 10/09/19	HSBC BANK USA, N.A.	MXN	6,228	317,925	318,877	952	—
Peruvian Nuevo Sol,
Expiring 07/17/19	Deutsche Bank AG	PEN	1,851	559,299	561,514	2,215	—
Expiring 10/28/19	JPMorgan Chase Bank, N.A.	PEN	1,851	557,916	559,060	1,144	—
Russian Ruble,
Expiring 07/15/19	HSBC BANK USA, N.A.	RUB	295,832	4,458,568	4,666,493	207,925	—

				$14,230,932	$14,547,427	373,195	(56,700)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/15/19	Morgan Stanley & Co. LLC	AUD	4,274	$2,987,642	$3,005,382	$—	$(17,740)
British Pound,
Expiring 08/15/19	Barclays Capital, Inc.	GBP	249	316,603	316,959	—	(356)
Expiring 08/15/19	JPMorgan Chase Bank, N.A.	GBP	2,467	3,227,591	3,140,305	87,286	—
Expiring 08/15/19	JPMorgan Chase Bank, N.A.	GBP	268	343,190	341,144	2,046	—
Canadian Dollar,
Expiring 07/05/19	Citibank, N.A.	CAD	4,100	3,059,389	3,131,382	—	(71,993)
Expiring 07/05/19	Morgan Stanley & Co. LLC	CAD	12,513	9,427,384	9,556,825	—	(129,441)
Expiring 07/08/19	Morgan Stanley & Co. LLC	CAD	4,200	3,164,529	3,207,993	—	(43,464)
Expiring 07/11/19	HSBC BANK USA, N.A.	CAD	3,600	2,703,608	2,749,910	—	(46,302)
Expiring 07/12/19	HSBC BANK USA, N.A.	CAD	3,600	2,703,668	2,749,976	—	(46,308)
Expiring 07/17/19	HSBC BANK USA, N.A.	CAD	4,200	3,165,202	3,208,699	—	(43,497)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CAD	5,700	4,324,841	4,355,194	—	(30,353)
Expiring 07/24/19	JPMorgan Chase Bank, N.A.	CAD	1,900	1,449,462	1,451,802	—	(2,340)
Expiring 07/25/19	HSBC BANK USA, N.A.	CAD	2,300	1,746,482	1,757,488	—	(11,006)
Expiring 07/25/19	Morgan Stanley & Co. LLC	CAD	900	686,599	687,712	—	(1,113)
Expiring 08/15/19	Citibank, N.A.	CAD	1,592	1,188,353	1,216,917	—	(28,564)
Colombian Peso,
Expiring 07/24/19	Citibank, N.A.	COP	4,839,560	1,519,485	1,502,868	16,617	—
Euro,
Expiring 08/15/19	Bank of America, N.A.	EUR	15,201	17,210,922	17,354,325	—	(143,403)
Expiring 08/15/19	Bank of America, N.A.	EUR	413	464,842	471,504	—	(6,662)
Expiring 08/15/19	Citibank, N.A.	EUR	359	407,997	409,855	—	(1,858)
Expiring 08/15/19	Citibank, N.A.	EUR	182	205,924	207,781	—	(1,857)
Japanese Yen,
Expiring 08/15/19	Citibank, N.A.	JPY	16,900	156,991	157,331	—	(340)
Expiring 08/15/19	JPMorgan Chase Bank, N.A.	JPY	214,700	1,973,648	1,998,762	—	(25,114)
Mexican Peso,
Expiring 08/14/19	Citibank, N.A.	MXN	1,310	66,652	67,702	—	(1,050)
Expiring 08/14/19	JPMorgan Chase Bank, N.A.	MXN	37,145	1,872,086	1,919,685	—	(47,599)
New Taiwanese Dollar,
Expiring 11/21/19	HSBC BANK USA, N.A.	TWD	26,404	843,490	856,801	—	(13,311)
Expiring 11/21/19	HSBC BANK USA, N.A.	TWD	7,055	225,270	228,935	—	(3,665)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	13,512	431,900	438,463	—	(6,563)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	10,750	342,575	348,837	—	(6,262)
Peruvian Nuevo Sol,
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	PEN	1,851	560,433	561,513	—	(1,080)
Russian Ruble,
Expiring 09/16/19	Morgan Stanley & Co. LLC	RUB	294,782	4,454,853	4,607,925	—	(153,072)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	2,629	1,920,660	1,945,530	—	(24,870)

				$73,152,271	$73,955,505	105,949	(909,183)

						$479,144	$(965,883)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues—Sell Protection(2):
AT&T Inc.	06/20/24	1.000%(Q)	1,100	0.913%	$(522)	$4,785	$5,307

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Federal Republic of Brazil	09/20/19	1.000%(Q)	500	0.419%	$826	$794	$32	HSBC BANK USA, N.A.
Federal Republic of Brazil	06/20/24	1.000%(Q)	1,000	1.497%	(22,842)	(29,487)	6,645	Citibank, N.A.
Republic of Colombia	06/20/24	1.000%(Q)	1,000	0.914%	4,384	(10,178)	14,562	Citibank, N.A.
Republic of Turkey	06/20/24	1.000%(Q)	1,700	3.950%	(214,897)	(215,879)	982	Deutsche Bank AG
Russian Federation	12/20/23	1.000%(Q)	1,100	1.053%	(2,145)	(27,095)	24,950	Bank of America, N.A.

					$(234,674)	$(281,845)	$47,171

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.30	12/20/23	1.000%(Q)	2,100	1.693%	$(82,425)	$(59,638)	$22,787
CDX.EM.31	06/20/24	1.000%(Q)	800	1.691%	(29,350)	(24,996)	4,354
CDX.NA.HY.32	06/20/24	5.000%(Q)	3,900	3.252%	172,575	299,662	127,087
CDX.NA.IG.31	12/20/23	1.000%(Q)	2,700	0.475%	28,284	61,523	33,239
CDX.NA.IG.32	06/20/24	1.000%(Q)	14,800	0.546%	272,663	321,917	49,254

					$361,747	$598,468	$236,721

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Inflation Swap Agreement:
GBP	2,000	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	$772	$30,457	$29,685

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
GBP	14,300	09/18/24	1.250%(S)	6 Month GBP LIBOR(1)(S)	$25,502	$(305,604)	$(331,106)
GBP	15,200	12/18/24	1.000%(S)	6 Month GBP LIBOR(1)(S)	(62,210)	(78,354)	(16,144)
JPY	1,630,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(77,522)	(639,529)	(562,007)
MXN	45,300	09/30/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	(148,865)	(17,704)	131,161
	33,000	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	325,748	(3,092,576)	(3,418,324)
	3,300	06/19/29	3.000%(S)	3 Month LIBOR(1)(Q)	(289,809)	(318,128)	(28,319)
	15,000	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	408,913	(2,673,784)	(3,082,697)

					$181,757	$(7,125,679)	$(7,307,436)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$794	$(282,639)	$47,171	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$2,468,609	$2,706,180
Goldman Sachs & Co. LLC	650,481	1,034,544

Total	$3,119,090	$3,740,724

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation.	$—	$3,198,757	$—
Collateralized Loan Obligations	—	25,459,172	—
Home Equity Loans	—	7,198,640	—
Other.	—	359,606	—
Residential Mortgage-Backed Securities.	—	13,967,711	—
Student Loans	—	21,354,550	—
Commercial Mortgage-Backed Securities	—	2,962,782	—
Corporate Bonds	—	77,530,003	—
Residential Mortgage-Backed Securities.	—	21,094,390	—
Sovereign Bonds.	—	6,462,626	—
U.S. Government Agency Obligations	—	35,842,397	—
U.S. Treasury Obligations	—	73,099,117	—
Affiliated Mutual Funds.	10,748,321	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Bankers Acceptances	$—	$36,401,049	$—
Certificates of Deposit	—	2,303,904	—
Commercial Paper	—	3,491,512	—
Repurchase Agreement	—	18,100,000	—
Other Financial Instruments*
Futures Contracts	1,640,370	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	(486,739)	—
Centrally Cleared Credit Default Swap Agreements	—	242,028	—
OTC Credit Default Swap Agreements	—	(234,674)	—
Centrally Cleared Inflation Swap Agreement	—	29,685	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,307,436)	—

Total	$12,388,691	$341,069,080	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	22.6%
Bankers Acceptances	11.3
U.S. Government Agency Obligations	11.1
Residential Mortgage-Backed Securities	10.8
Collateralized Loan Obligations	7.9
Banks	7.5
Student Loans	6.6
Repurchase Agreement	5.6
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	3.3
Oil & Gas	2.2
Home Equity Loans	2.2
Sovereign Bonds	2.0
Auto Manufacturers	1.5
Trucking & Leasing	1.3
Pharmaceuticals	1.3
Pipelines	1.2
Commercial Paper	1.1
Collateralized Debt Obligation	1.0
Commercial Mortgage-Backed Securities	0.9
Electric	0.9
Telecommunications	0.9
Diversified Financial Services	0.7
Semiconductors	0.7
Certificates of Deposit	0.7
Aerospace & Defense	0.6

Media	0.5%
Auto Parts & Equipment	0.5
Savings & Loans	0.5
Software	0.5
Computers	0.4
Real Estate Investment Trusts (REITs)	0.4
Biotechnology	0.3
Chemicals	0.3
Foods	0.3
Healthcare-Products	0.2
Building Materials	0.2
Healthcare-Services	0.2
Iron/Steel	0.2
Gas	0.2
Beverages	0.2
Other	0.1
Real Estate	0.1
Mining	0.1
Home Builders	0.1
Packaging & Containers	0.0 *

111.2
Liabilities in excess of other assets	(11.2)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$242,028	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	794		Premiums received for OTC swap agreements	282,639
Credit contracts	Unrealized appreciation on OTC swap agreements	47,171		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	479,144		Unrealized depreciation on OTC forward foreign currency exchange contracts	965,883
Interest rate contracts	Due from/to broker — variation margin futures	2,599,848	*	Due from/to broker-variation margin futures	959,478	*
Interest rate contracts	Due from/to broker — variation margin swaps	160,846	*	Due from/to broker-variation margin swaps	7,438,597	*

		$3,529,831			$9,646,597

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$328,106
Foreign exchange contracts.	—	—	820,710	—
Interest rate contracts	(2,171)	3,460,454	—	(841,686)

Total	$(2,171)	$3,460,454	$820,710	$(513,580)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts.	$—	$—	$—	$688,266
Foreign exchange contracts	—	—	30,210	—
Interest rate contracts	2,145	(291,625)	—	(4,796,948)

Total	$2,145	$(291,625)	$30,210	$(4,108,682)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$715	$149,608,399	$136,350,534	$14,623,596

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)
$54,038,584	$110,922,117

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)
$29,754,000	$2,564,674

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$4,134,622	$(4,134,622)	$—

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Repurchase Agreements	TD Securities (USA) LLC	$18,100,000	$(18,100,000)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$24,950	$(202,030)	$(177,080)	$172,315	$(4,765)
Barclays Capital, Inc.	15,600	(356)	15,244	—	15,244
Citibank, N.A.	110,507	(202,027)	(91,520)	—	(91,520)
Deutsche Bank AG	3,197	(215,879)	(212,682)	212,682	—
HSBC BANK USA, N.A.	282,379	(164,089)	118,290	(118,290)	—
JPMorgan Chase Bank, N.A.	90,476	(119,311)	(28,835)	—	(28,835)
Morgan Stanley & Co. LLC	—	(344,830)	(344,830)	—	(344,830)

	$527,109	$(1,248,522)	$(721,413)	$266,707	$(454,706)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $4,134,622:
Unaffiliated investments (cost $345,776,476)	$348,826,216
Affiliated investments (cost $10,747,964)	10,748,321
Foreign currency, at value (cost $856,459)	860,693
Receivable for investments sold	48,644,730
Deposit with broker for centrally cleared/exchange-traded derivatives	3,119,090
Dividends and interest receivable	1,579,828
Unrealized appreciation on OTC forward foreign currency exchange contracts	479,144
Due from broker-variation margin futures	105,962
Due from broker-variation margin swaps	98,999
Unrealized appreciation on OTC swap agreements	47,171
Receivable for Portfolio shares sold	4,017
Premiums paid for OTC swap agreements	794
Prepaid expenses	1,719

Total Assets	414,516,684

LIABILITIES
Payable for investments purchased	81,909,034
Payable to broker for collateral for securities on loan	4,234,575
Payable to custodian	3,125,200
Unrealized depreciation on OTC forward foreign currency exchange contracts	965,883
Cash segregated from counterparty—OTC and TBA	379,000
Premiums received for OTC swap agreements	282,639
Management fee payable	123,708
Accrued expenses and other liabilities	115,800
Distribution fee payable	13,238
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	26

Total Liabilities	91,149,472

NET ASSETS	$323,367,212

Net assets were comprised of:
Partners Equity	$323,367,212

Net asset value and redemption price per share, $323,367,212 / 32,394,824 outstanding shares of beneficial interest	$9.98

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$4,902,369
Affiliated dividend income	25,825
Affiliated income from securities lending, net	7,559

Total income	4,935,753

EXPENSES
Management fee	1,067,977
Distribution fee	374,768
Custodian and accounting fees	78,160
Audit fee	27,671
Trustees’ fees	6,477
Legal fees and expenses	6,202
Shareholders’ reports	5,996
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,477
Miscellaneous	17,148

Total expenses	1,587,876
Less: Fee waiver and/or expense reimbursement	(52,886)

Net expenses	1,534,990

NET INVESTMENT INCOME (LOSS)	3,400,763

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,579)	479,101
Futures transactions	3,460,454
Forward currency contract transactions	820,710
Short sales transactions	(1,898)
Swap agreements transactions	(513,580)
Foreign currency transactions	494,764

4,739,551

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $661)	8,192,999
Futures	(291,625)
Forward currency contracts	30,210
Swap agreements	(4,108,682)
Foreign currencies	(24,746)

3,798,156

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	8,537,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,938,470

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,400,763	$5,986,101
Net realized gain (loss) on investment and foreign currency transactions	4,739,551	(9,161,795)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,798,156	2,339,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,938,470	(835,764)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,697,688 and 3,945,516 shares, respectively]	55,878,740	38,045,648
Portfolio shares repurchased [2,486,764 and 6,647,997 shares, respectively]	(24,377,954)	(63,873,198)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	31,500,786	(25,827,550)

CAPITAL CONTRIBUTIONS	—	442

TOTAL INCREASE (DECREASE)	43,439,256	(26,662,872)
NET ASSETS:
Beginning of period	279,927,956	306,590,828

End of period	$323,367,212	$279,927,956

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 96.2%
	Shares	Value
AFFILIATED MUTUAL FUNDS — 57.9%
AST Cohen & Steers Global Realty Portfolio*	178,467	$2,478,911
AST High Yield Portfolio*	290,714	3,177,504
AST Prudential Core Bond Portfolio*	1,771,975	23,088,841
AST QMA US Equity Alpha Portfolio*	775,879	24,556,582

TOTAL AFFILIATED MUTUAL FUNDS (cost $43,598,214)(w)		53,301,838

COMMON STOCKS — 28.3%
Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	16,504	542,628

Airlines — 0.6%
Deutsche Lufthansa AG (Germany)	26,317	450,510
Turk Hava Yollari AO (Turkey)*	32,923	73,306

		523,816

Auto Components — 0.0%
Hankook Tire & Technology Co. Ltd. (South Korea)	585	17,790

Automobiles — 0.4%
Hyundai Motor Co. (South Korea)	492	59,577
Kia Motors Corp. (South Korea)	3,163	120,458
Peugeot SA (France)	5,512	135,843
Renault SA (France)	767	48,255

		364,133

Banks — 2.7%
Agricultural Bank of China Ltd. (China) (Class H Stock)	285,000	119,277
Akbank T.A.S. (Turkey)*	47,822	56,213
Banco do Brasil SA (Brazil)	4,300	60,223
Banco Macro SA (Argentina), ADR	796	57,989
Bank of China Ltd. (China) (Class H Stock)	245,000	103,508
Bank of Communications Co. Ltd. (China) (Class H Stock)	156,000	118,414
BNK Financial Group, Inc. (South Korea)	20,492	132,790
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	80,000	45,559
China Construction Bank Corp. (China) (Class H Stock)	149,000	128,325
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	41,274
China Merchants Bank Co. Ltd. (China) (Class H Stock)	10,500	52,405
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	73,100	50,612
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	115,000	62,636
Hana Financial Group, Inc. (South Korea)	7,469	242,143
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	70,000	51,049
Industrial Bank of Korea (South Korea)	18,735	228,114
KB Financial Group, Inc. (South Korea)	3,289	130,395

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	89,000	$52,896
Raiffeisen Bank International AG (Austria)	4,150	97,471
Sberbank of Russia PJSC (Russia)	16,880	63,378
Shinhan Financial Group Co. Ltd. (South Korea)	3,281	127,304
Turkiye Garanti Bankasi A/S (Turkey)*	42,421	66,791
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	115,806	121,017
VTB Bank PJSC (Russia)	239,350,000	151,677
Woori Financial Group, Inc. (South Korea)	9,730	118,514

		2,479,974

Beverages — 0.4%
Coca-Cola HBC AG (Switzerland)*	8,007	302,273
Diageo PLC (United Kingdom)	2,479	106,757

		409,030

Building Products — 0.0%
KCC Corp. (South Korea)	48	11,452

Capital Markets — 0.4%
3i Group PLC (United Kingdom)	9,418	133,226
B3 SA — Brasil Bolsa Balcao (Brazil)	10,100	98,713
Hargreaves Lansdown PLC (United Kingdom)	1,887	45,996
Investec PLC (South Africa)	4,708	30,606
Yuanta Financial Holding Co. Ltd. (Taiwan)	96,000	57,639

		366,180

Chemicals — 0.5%
Arkema SA (France)	1,246	116,009
Johnson Matthey PLC (United Kingdom)	1,166	49,350
Kaneka Corp. (Japan)	800	30,160
Mitsubishi Chemical Holdings Corp. (Japan)	6,600	46,207
Mitsui Chemicals, Inc. (Japan)	2,100	52,142
Showa Denko KK (Japan)	1,600	47,353
Sumitomo Chemical Co. Ltd. (Japan)	7,000	32,576
Teijin Ltd. (Japan)	2,800	47,803
Tosoh Corp. (Japan)	2,100	29,621

		451,221

Commercial Services & Supplies — 0.1%
G4S PLC (United Kingdom)	19,315	51,071

Construction & Engineering — 0.2%
Daelim Industrial Co. Ltd. (South Korea)	1,279	127,543
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	2,815	12,077

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
GS Engineering & Construction Corp. (South Korea)	1,109	$38,851
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	1,401	52,847

		231,318

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class A Stock)	9,100	55,025
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	9,500	59,473
Cemex SAB de CV (Mexico), UTS	134,200	56,704
China National Building Material Co. Ltd. (China) (Class H Stock)	68,000	59,828
China Resources Cement Holdings Ltd. (China)	14,000	13,584

		244,614

Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	2,900	34,005

Containers & Packaging — 0.2%
Klabin SA (Brazil), UTS	33,400	142,735

Diversified Financial Services — 0.3%
Chailease Holding Co. Ltd. (Taiwan)	7,300	30,238
Grupo de Inversiones Suramericana SA (Colombia)	1,990	21,117
Haci Omer Sabanci Holding A/S (Turkey)	80,830	119,917
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	8,100	43,057
ORIX Corp. (Japan)	2,900	43,322
REC Ltd. (India)	27,450	65,556

		323,207

Diversified Telecommunication Services — 0.9%
China Telecom Corp. Ltd. (China) (Class H Stock)	72,000	36,196
LG Uplus Corp. (South Korea)	14,296	179,596
Nippon Telegraph & Telephone Corp. (Japan)	11,200	522,171
Telkom SA SOC Ltd. (South Africa)	9,173	60,042

		798,005

Electric Utilities — 1.7%
Centrais Eletricas Brasileiras SA (Brazil)	8,800	80,759
CEZ A/S (Czech Republic)*	2,316	55,979
Chubu Electric Power Co., Inc. (Japan)	3,400	47,738
Enel Americas SA (Chile)	325,195	57,353
Enel Chile SA (Chile)	162,886	15,480
Enel SpA (Italy)	74,133	517,723
Inter RAO UES PJSC (Russia)	651,000	46,605
Kansai Electric Power Co., Inc. (The) (Japan)	3,000	34,404
Pampa Energia SA (Argentina), ADR*(a)	3,338	115,728
PGE Polska Grupa Energetyczna SA (Poland)*	36,714	94,391
Terna Rete Elettrica Nazionale SpA (Italy)	20,263	128,982

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	68,500	$357,660

		1,552,802

Electronic Equipment, Instruments & Components — 0.2%
AU Optronics Corp. (Taiwan)	148,000	44,337
LG Display Co. Ltd. (South Korea)*	3,049	47,187
Yageo Corp. (Taiwan)	6,000	51,271
Yokogawa Electric Corp. (Japan)	600	11,808

		154,603

Entertainment — 0.0%
Ubisoft Entertainment SA (France)*	602	47,059

Equity Real Estate Investment Trusts (REITs) — 0.2%
H&R Real Estate Investment Trust (Canada)	3,100	54,067
RioCan Real Estate Investment Trust (Canada)	2,600	51,601
SmartCentres Real Estate Investment Trust (Canada)	2,100	53,256

		158,924

Food & Staples Retailing — 1.0%
Empire Co. Ltd. (Canada) (Class A Stock)	2,100	52,887
Jeronimo Martins SGPS SA (Portugal)	3,534	56,916
Koninklijke Ahold Delhaize NV (Netherlands)	21,924	492,786
Wal-Mart de Mexico SAB de CV (Mexico)	128,000	349,381

		951,970

Food Products — 0.1%
Associated British Foods PLC (United Kingdom)	1,601	50,117
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	19,900	14,322
Nestle Malaysia Bhd (Malaysia)	1,100	39,671

		104,110

Gas Utilities — 0.3%
Osaka Gas Co. Ltd. (Japan)	5,300	92,509
Toho Gas Co. Ltd. (Japan)	1,500	55,248
Tokyo Gas Co. Ltd. (Japan)	4,500	106,030

		253,787

Health Care Equipment & Supplies — 0.3%
Cochlear Ltd. (Australia)	434	63,118
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,787	39,272
Hoya Corp. (Japan)	1,100	84,558
Koninklijke Philips NV (Netherlands)	1,347	58,594

		245,542

Hotels, Restaurants & Leisure — 0.3%
Flight Centre Travel Group Ltd. (Australia)	3,057	89,154
InterContinental Hotels Group PLC (United Kingdom)	839	55,190

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
SJM Holdings Ltd. (Macau)	44,000	$50,105
Wynn Macau Ltd. (Macau)	20,000	44,818

		239,267

Household Durables — 1.1%
Barratt Developments PLC (United Kingdom)	17,789	129,351
Berkeley Group Holdings PLC (United Kingdom)	2,711	128,495
LG Electronics, Inc. (South Korea)	2,042	140,657
Persimmon PLC (United Kingdom)	12,277	311,625
Taylor Wimpey PLC (United Kingdom)	60,258	120,815
Woongjin Coway Co. Ltd. (South Korea)	3,316	222,284

		1,053,227

Independent Power & Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd. (Japan)	7,000	159,255

Industrial Conglomerates — 0.3%
Alfa SAB de CV (Mexico) (Class A Stock)	64,000	62,754
CITIC Ltd. (China)	38,000	54,838
CJ Corp. (South Korea)	521	45,501
Hanwha Corp. (South Korea)	1,902	43,931
LG Corp. (South Korea)	861	57,273
Shanghai Industrial Holdings Ltd. (China)	3,000	6,510
SK Holdings Co. Ltd. (South Korea)	139	27,935

		298,742

Insurance — 1.5%
Aegon NV (Netherlands)	25,789	128,137
Ageas (Belgium)	961	49,955
AXA SA (France)	3,612	94,858
CNP Assurances (France)	2,360	53,572
DB Insurance Co. Ltd. (South Korea)	1,268	65,022
Direct Line Insurance Group PLC (United Kingdom)	10,260	43,277
Fairfax Financial Holdings Ltd. (Canada)	100	49,082
Hanwha Life Insurance Co. Ltd. (South Korea)	3,659	10,374
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	3,260	80,178
iA Financial Corp., Inc. (Canada)	1,400	57,024
Manulife Financial Corp. (Canada)	3,000	54,523
NN Group NV (Netherlands)	6,997	281,553
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	48,000	51,784
Poste Italiane SpA (Italy), 144A	5,908	62,201
Power Corp. of Canada (Canada)	2,400	51,700
Power Financial Corp. (Canada)	800	18,400
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	167	38,786
SCOR SE (France)	5,026	220,293

		1,410,719

COMMON STOCKS (continued)	Shares	Value
Interactive Media & Services — 0.1%
Auto Trader Group PLC (United Kingdom), 144A	9,440	$65,706

IT Services — 1.6%
Amadeus IT Group SA (Spain)	1,157	91,803
Atos SE (France)	524	43,858
CGI, Inc. (Canada)*	800	61,505
Fujitsu Ltd. (Japan)	800	55,836
HCL Technologies Ltd. (India)	31,370	483,868
Infosys Ltd. (India)	31,923	339,262
Tata Consultancy Services Ltd. (India)	6,650	214,819
Tech Mahindra Ltd. (India)	4,681	47,960
Wipro Ltd. (India)	30,085	122,290

		1,461,201

Machinery — 0.3%
Atlas Copco AB (Sweden) (Class A Stock)	1,301	41,572
Atlas Copco AB (Sweden) (Class B Stock)	1,114	31,980
Doosan Bobcat, Inc. (South Korea)	505	15,923
Epiroc AB (Sweden) (Class B Stock)	1,114	11,032
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	274	76,791
Sandvik AB (Sweden)	2,950	54,127
Volvo AB (Sweden) (Class B Stock)	2,353	37,339
Yangzijiang Shipbuilding Holdings Ltd. (China)	50,200	56,845

		325,609

Media — 0.1%
RTL Group SA (Luxembourg)	1,072	54,863

Metals & Mining — 1.6%
Alrosa PJSC (Russia)	92,050	125,745
ArcelorMittal (Luxembourg)	3,146	56,463
BHP Group PLC (Australia)	2,289	58,579
BlueScope Steel Ltd. (Australia)	5,486	46,476
Cia Siderurgica Nacional SA (Brazil)	13,300	57,496
Evraz PLC (Russia)	26,422	223,879
Fortescue Metals Group Ltd. (Australia)	9,759	61,887
JFE Holdings, Inc. (Japan)	2,900	42,775
Magnitogorsk Iron & Steel Works PJSC (Russia)	150,000	107,498
MMC Norilsk Nickel PJSC (Russia)	946	213,623
Novolipetsk Steel PJSC (Russia)	20,490	51,897
Polyus PJSC (Russia)	204	18,806
Rio Tinto Ltd. (Australia)	826	60,272
Rio Tinto PLC (Australia)	2,233	138,342
Severstal PJSC (Russia)	8,350	140,803
Vale SA (Brazil)	4,300	58,017

		1,462,558

Multiline Retail — 0.1%
Dollarama, Inc. (Canada)	1,200	42,216
Wesfarmers Ltd. (Australia)	2,169	55,067

		97,283

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels — 1.3%
Bukit ASAm Tbk PT (Indonesia)	268,300	$56,329
Equinor ASA (Norway)	2,344	46,214
Gazprom PJSC (Russia)	49,270	181,519
LUKOIL PJSC (Russia)	3,655	306,025
Neste OYJ (Finland)	1,660	56,486
Oil & Natural Gas Corp. Ltd. (India)	23,811	57,856
OMV AG (Austria)	3,900	190,343
Rosneft Oil Co. PJSC (Russia)	17,820	116,414
Surgutneftegas PJSC (Russia)	137,600	57,419
Tatneft PJSC (Russia)	4,770	58,845
TOTAL SA (France)	887	49,692

		1,177,142

Paper & Forest Products — 0.2%
Mondi PLC (United Kingdom)	2,285	52,014
Oji Holdings Corp. (Japan)	2,000	11,587
Stora Enso OYJ (Finland) (Class R Stock)	9,472	111,512
UPM-Kymmene OYJ (Finland)	1,859	49,451

		224,564

Personal Products — 0.6%
L’Oreal SA (France)	198	56,381
Unilever NV (United Kingdom), CVA	8,539	519,867

		576,248

Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	3,400	48,509
China Medical System Holdings Ltd. (China)	61,000	55,931
China Resources Pharmaceutical Group Ltd. (China), 144A	33,500	37,896
CSPC Pharmaceutical Group Ltd. (China)	30,000	48,401
GlaxoSmithKline PLC (United Kingdom)	2,577	51,592
Ipsen SA (France)	424	57,933
Richter Gedeon Nyrt (Hungary)	3,260	60,095
Roche Holding AG (Switzerland)	1,854	522,023
Sihuan Pharmaceutical Holdings Group Ltd. (China)	166,000	37,484
Sino Biopharmaceutical Ltd. (Hong Kong)	53,500	54,808
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	6,303	58,177
UCB SA (Belgium)	3,793	314,532

		1,347,381

Professional Services — 0.4%
Randstad NV (Netherlands)	2,444	134,078
RELX PLC (United Kingdom)	4,721	114,643
Wolters Kluwer NV (Netherlands)	1,846	134,410

		383,131

Real Estate Management & Development — 2.2%
Agile Group Holdings Ltd. (China)	42,000	56,264
Aldar Properties PJSC (United Arab Emirates)*	93,154	47,916
China Evergrande Group (China)	13,000	36,504

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
China Overseas Land & Investment Ltd. (China)	14,000	$51,634
China Resources Land Ltd. (China)	12,000	52,857
CK Asset Holdings Ltd. (Hong Kong)	14,000	109,428
Country Garden Holdings Co. Ltd. (China)	21,000	31,990
Emaar Development PJSC (United Arab Emirates)	7,951	8,685
Emaar Properties PJSC (United Arab Emirates)	117,366	141,360
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	29,200	56,191
Hang Lung Properties Ltd. (Hong Kong)	24,000	57,148
Henderson Land Development Co. Ltd. (Hong Kong)	9,900	54,582
Hongkong Land Holdings Ltd. (Hong Kong)	16,900	108,891
Hysan Development Co. Ltd. (Hong Kong)	10,000	51,709
Kerry Properties Ltd. (Hong Kong)	37,500	157,726
New World Development Co. Ltd. (Hong Kong)	31,000	48,489
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	3,360	4,065
Shimao Property Holdings Ltd. (China)	18,000	54,907
Sino Land Co. Ltd. (Hong Kong)	28,000	47,013
Sino-Ocean Group Holding Ltd. (China)	83,000	35,271
SOHO China Ltd. (China)	13,000	4,606
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	50,897
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	31,500	388,061
Swire Properties Ltd. (Hong Kong)	13,000	52,506
Wharf Holdings Ltd. (The) (Hong Kong)	44,000	116,529
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	7,000	49,337
Wheelock & Co. Ltd. (Hong Kong)	19,000	136,486

		2,011,052

Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	600	55,531
Canadian Pacific Railway Ltd. (Canada)	400	94,209

		149,740

Semiconductors & Semiconductor Equipment — 0.6%
Globalwafers Co. Ltd. (Taiwan)	5,000	50,807
Nanya Technology Corp. (Taiwan)	30,000	62,241
Novatek Microelectronics Corp. (Taiwan)	11,000	61,393
Phison Electronics Corp. (Taiwan)	6,000	54,781
Powertech Technology, Inc. (Taiwan)	9,000	22,058

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Realtek Semiconductor Corp. (Taiwan)	9,000	$66,304
SK Hynix, Inc. (South Korea)	3,676	221,287
Vanguard International Semiconductor Corp. (Taiwan)	14,000	29,411

		568,282

Software — 0.3%
Constellation Software, Inc. (Canada)	200	188,500
Nice Ltd. (Israel)*	321	43,720
Open Text Corp. (Canada)	1,100	45,393

		277,613

Specialty Retail — 0.5%
Hennes & Mauritz AB (Sweden) (Class B Stock)	25,846	459,588
Kingfisher PLC (United Kingdom)	16,040	43,733

		503,321

Technology Hardware, Storage & Peripherals — 0.1%
Brother Industries Ltd. (Japan)	400	7,576
Konica Minolta, Inc. (Japan)	5,400	52,760
Ricoh Co. Ltd. (Japan)	1,000	10,009

		70,345

Textiles, Apparel & Luxury Goods — 0.9%
adidas AG (Germany)	191	59,015
Burberry Group PLC (United Kingdom)	23,507	556,580
Fila Korea Ltd. (South Korea)	1,915	127,615
Hermes International (France)	76	54,852

		798,062

Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	456	15,943
Imperial Brands PLC (United Kingdom)	1,556	36,524
Swedish Match AB (Sweden)	1,267	53,476

		105,943

Trading Companies & Distributors — 0.2%
ITOCHU Corp. (Japan)	2,900	55,504
Marubeni Corp. (Japan)	6,800	45,114
Mitsubishi Corp. (Japan)	1,900	50,167
Posco International Corp. (South Korea)	626	9,968
Sumitomo Corp. (Japan)	3,100	47,067

		207,820

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	324	64,244
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,796	154,648

		218,892

Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	4,900	60,026

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	2,500	63,566
NTT DOCOMO, Inc. (Japan)	6,400	149,273
SK Telecom Co. Ltd. (South Korea)	242	54,218

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp. (Japan)	1,000	$47,994

		315,051

TOTAL COMMON STOCKS (cost $26,284,622)		26,083,019

EXCHANGE-TRADED FUNDS — 9.6%
iShares 10-20 Year Treasury Bond ETF	3,000	429,360
iShares 1-3 Year Treasury Bond ETF	21,800	1,848,204
iShares 20+ Year Treasury Bond ETF	8,500	1,128,885
iShares 3-7 Year Treasury Bond ETF	27,700	3,483,552
iShares 7-10 Year Treasury Bond ETF	17,200	1,892,344

TOTAL EXCHANGE-TRADED FUNDS (cost $8,500,347)		8,782,345

PREFERRED STOCKS — 0.4%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	160	11,967

Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	5,400	50,485
Cia Energetica de Minas Gerais (Brazil) (PRFC)	13,900	53,791

		104,276

Industrial Conglomerates — 0.0%
CJ Corp. (South Korea) (PRFC)^*	78	2,477

Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	15,200	59,969

Oil, Gas & Consumable Fuels — 0.2%
Surgutneftegas PJSC (Russia) (PRFC)	235,400	159,493
Transneft PJSC (Russia) (PRFC)	23	60,423

		219,916

TOTAL PREFERRED STOCKS (cost $320,708)		398,605

	Units

RIGHTS* — 0.0%
Electric Utilities
Enel Americas SA (Chile), expiring 07/26/19	106,015	1,559

(cost $0)
TOTAL LONG-TERM INVESTMENTS (cost $78,703,891)		88,567,366

	Shares

SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Ultra Short Bond Fund(w)	2,944,512	2,944,512
PGIM Institutional Money Market Fund (cost $110,092; includes $110,056 of cash collateral for securities on loan)(b)(w)	110,059	110,092

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,054,604)		3,054,604

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
U.S. Treasury Bills
2.177%	09/19/19	150	$149,307
2.302%	09/19/19	300	298,615

TOTAL U.S. TREASURY OBLIGATIONS (cost $447,755)			447,922

TOTAL SHORT-TERM INVESTMENTS (cost $3,502,359)			3,502,526

TOTAL INVESTMENTS — 100.0% (cost $82,206,250)			92,069,892
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.0)%			(20,143)

NET ASSETS — 100.0%			$92,049,749

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,477 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,477; cash collateral of $110,056 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
21	S&P 500 E-Mini Index	Sep. 2019	$3,091,410	$50,085

Short Position:
87	Mini MSCI Emerging Markets Index	Sep. 2019	4,582,290	(83,520)

				$(33,435)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$447,922

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$173,717	$—	$—
Australia	—	572,895	—
Austria	—	287,814	—
Belgium	—	364,487	—

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Brazil	$557,969	$—	$—
Canada	929,894	—	—
Chile	72,833	—	—
China	—	1,784,039	—
Colombia	21,117	—	—
Czech Republic	—	55,979	—
Finland	—	217,449	—
France	—	978,605	—
Germany	—	1,206,801	—
Hong Kong	—	1,483,610	—
Hungary	—	60,095	—
India	—	1,331,611	—
Indonesia	—	70,651	—
Israel	58,177	43,720	—
Italy	—	708,906	—
Japan	—	2,565,364	—
Luxembourg	—	111,326	—
Macau	—	94,923	—
Malaysia	—	39,671	—
Mexico	468,839	—	—
Netherlands	—	1,229,558	—
New Zealand	—	39,272	—
Norway	—	46,214	—
Poland	—	94,391	—
Portugal	—	56,916	—
Russia	—	1,864,133	—
South Africa	—	90,648	—
South Korea	—	2,884,381	—
Spain	—	156,047	—
Sweden	—	689,114	—
Switzerland	—	824,296	—
Taiwan	—	530,480	—
Turkey	—	437,244	—
United Arab Emirates	—	197,961	—
United Kingdom	—	2,681,872	—
Exchange-Traded Funds	8,782,345	—	—
Preferred Stocks
Brazil	164,245	—	—
Russia	—	219,916	—
South Korea	—	11,967	2,477
Rights
Chile	1,559	—	—
U.S. Treasury Obligations	—	447,922	—
Affiliated Mutual Funds	56,356,442	—	—
Other Financial Instruments*
Futures Contracts	(33,435)	—	—

Total	$67,553,702	$24,480,278	$2,477

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	61.2%
Exchange-Traded Funds	9.6
Banks	2.7
Real Estate Management & Development	2.2
Electric Utilities	1.8
Metals & Mining	1.7
IT Services	1.6
Insurance	1.5
Oil, Gas & Consumable Fuels	1.5
Pharmaceuticals	1.5
Household Durables	1.1
Food & Staples Retailing	1.0
Textiles, Apparel & Luxury Goods	0.9
Diversified Telecommunication Services	0.9
Personal Products	0.6
Semiconductors & Semiconductor Equipment	0.6
Air Freight & Logistics	0.6
Airlines	0.6
Specialty Retail	0.5
Chemicals	0.5
U.S. Treasury Obligations	0.5
Beverages	0.4
Professional Services	0.4
Automobiles	0.4
Capital Markets	0.4
Machinery	0.3
Diversified Financial Services	0.3
Wireless Telecommunication Services	0.3
Industrial Conglomerates	0.3
Software	0.3

Gas Utilities	0.3%
Health Care Equipment & Supplies	0.3
Construction Materials	0.3
Hotels, Restaurants & Leisure	0.3
Construction & Engineering	0.2
Paper & Forest Products	0.2
Transportation Infrastructure	0.2
Trading Companies & Distributors	0.2
Independent Power & Renewable Electricity Producers	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Electronic Equipment, Instruments & Components	0.2
Road & Rail	0.2
Containers & Packaging	0.2
Tobacco	0.1
Food Products	0.1
Multiline Retail	0.1
Technology Hardware, Storage & Peripherals	0.1
Interactive Media & Services	0.1
Water Utilities	0.1
Media	0.1
Commercial Services & Supplies	0.1
Entertainment	0.0	*
Consumer Finance	0.0	*
Auto Components	0.0	*
Building Products	0.0	*

	100.0
Liabilities in excess of other assets	0.0	*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$50,085	*	Due from/to broker — variation margin futures	$83,520	*
Equity contracts	Unaffiliated investments	1,559		—	—

		$51,644			$83,520

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures
Equity contracts		$(176,378)
Interest rate contracts		102,712

Total		$(73,666)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$1,591	$(33,435)
Interest rate contracts	—	(60,468)

Total.	$1,591	$(93,903)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$3,656,970	$1,527,430

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$107,477	$(107,477)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $107,477:
Unaffiliated investments (cost $35,553,432)	$35,713,450
Affiliated investments (cost $46,652,818)	56,356,442
Foreign currency, at value (cost $103,174)	104,277
Dividends and interest receivable	116,802
Receivable for Portfolio shares sold	33,001
Tax reclaim receivable	28,011
Due from broker-variation margin futures	25,710
Receivable from affiliate.	2,764
Prepaid expenses	110

Total Assets	92,380,567

LIABILITIES
Payable to broker for collateral for securities on loan .	110,056
Custodian and accounting fees payable	72,423
Foreign capital gains tax liability accrued	38,760
Payable for investments purchased	37,928
Management fee payable	21,350
Accrued expenses and other liabilities	17,986
Payable for Portfolio shares repurchased	15,856
Payable to affiliate.	14,511
Distribution fee payable	1,579
Affiliated transfer agent fee payable	369

Total Liabilities	330,818

NET ASSETS	$92,049,749

Net assets were comprised of:
Partners Equity	$92,049,749

Net asset value and redemption price per share, $92,049,749 / 6,805,084 outstanding shares of beneficial interest	$13.53

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $70,305 foreign withholding tax, of which $7,725 is reimbursable by an affiliate)	$549,411
Affiliated dividend income	50,595
Interest income	3,032
Income from securities lending, net (including affiliated income of $388)	1,261

Total income.	604,299

EXPENSES
Management fee	434,091
Distribution fee.	110,456
Custodian and accounting fees.	80,281
Audit fee	14,034
Legal fees and expenses	5,614
Trustees’ fees	5,336
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Shareholders’ reports	2,755
Miscellaneous	11,428

Total expenses	667,470
Less: Fee waiver and/or expense reimbursement	(244,411)
Distribution fee waiver	(64,073)

Net expenses.	358,986

NET INVESTMENT INCOME (LOSS)	245,313

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $207,240)	759,622
Futures transactions	(73,666)
Foreign currency transactions	4,278

690,234

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,610,746) (net of change in foreign capital gains taxes $(38,760))	6,492,942
Futures	(93,903)
Foreign currencies	939

6,399,978

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	7,090,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,335,525

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$245,313	$284,948
Net realized gain (loss) on investment and foreign currency transactions	690,234	1,213,531
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,399,978	(7,336,050)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,335,525	(5,837,571)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [363,301 and 1,001,323 shares, respectively].	4,808,023	13,290,534
Portfolio shares repurchased [250,022 and 601,542 shares, respectively]	(3,316,247)	(7,951,970)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,491,776	5,338,564

CAPITAL CONTRIBUTIONS	34	1,772

TOTAL INCREASE (DECREASE)	8,827,335	(497,235)
NET ASSETS:
Beginning of period	83,222,414	83,719,649

End of period.	$92,049,749	$83,222,414

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.5%	Shares	Value
Australia — 7.0%
AGL Energy Ltd.	692,221	$9,722,337
Alumina Ltd.	1,062,903	1,743,772
Aristocrat Leisure Ltd.	170,730	3,679,986
ASX Ltd.	73,606	4,257,295
Aurizon Holdings Ltd.	859,377	3,260,406
Australia & New Zealand Banking Group Ltd.	25,551	506,347
BHP Group Ltd.	271,174	7,839,358
BHP Group PLC	226,272	5,790,576
BlueScope Steel Ltd.	95,123	805,850
Commonwealth Bank of Australia	9,617	559,061
Dexus REIT	91,388	833,958
Fortescue Metals Group Ltd.	489,815	3,106,182
Goodman Group REIT	1,019,471	10,765,538
Harvey Norman Holdings Ltd.(a)	639,533	1,830,543
Macquarie Group Ltd.	29,120	2,562,992
Medibank Private Ltd.	248,284	607,957
Newcrest Mining Ltd.	56,546	1,272,240
Orica Ltd.	35,316	502,267
Origin Energy Ltd.	99,308	510,016
QBE Insurance Group Ltd.	121,065	1,004,432
Ramsay Health Care Ltd.	12,626	640,299
Rio Tinto Ltd.	34,104	2,488,534
Rio Tinto PLC	105,849	6,557,681
Santos Ltd.	1,988,663	9,912,522
South32 Ltd.	470,315	1,049,190
Telstra Corp. Ltd.	1,196,903	3,233,717
Treasury Wine Estates Ltd.	65,747	690,136
Wesfarmers Ltd.	91,438	2,321,431
Woodside Petroleum Ltd.	126,053	3,222,891

		91,277,514

Austria — 0.6%
Erste Group Bank AG*	100,354	3,726,056
OMV AG	22,989	1,122,000
Raiffeisen Bank International AG	124,911	2,933,796

		7,781,852

Belgium — 0.4%
Ageas	23,850	1,239,774
Colruyt SA	8,739	506,324
KBC Group NV	22,802	1,496,690
Solvay SA	6,668	692,460
UCB SA	11,130	922,949

		4,858,197

China — 1.2%
BOC Hong Kong Holdings Ltd.	1,661,500	6,534,421
Yangzijiang Shipbuilding Holdings Ltd.	7,822,900	8,858,495

		15,392,916

Denmark — 0.9%
Carlsberg A/S (Class B Stock)	9,483	1,256,039
H. Lundbeck A/S	71,040	2,804,400
Novo Nordisk A/S (Class B Stock)	154,604	7,887,490

		11,947,929

COMMON STOCKS (continued)	Shares	Value
Finland — 0.7%
Metso OYJ	24,592	$967,175
Neste OYJ	200,718	6,830,002
UPM-Kymmene OYJ	48,566	1,291,896

		9,089,073

France — 9.6%
Airbus SE	52,447	7,441,949
Alstom SA	13,744	637,636
Arkema SA	46,062	4,288,590
BNP Paribas SA	102,617	4,875,135
Capgemini SE	5,080	631,267
Cie Generale des Etablissements Michelin SCA	84,075	10,651,613
Credit Agricole SA	107,678	1,290,463
Dassault Aviation SA	602	867,510
Dassault Systemes SE	14,263	2,277,687
Eiffage SA	6,911	682,938
Eutelsat Communications SA	27,323	510,804
Hermes International	4,987	3,599,327
Ingenico Group SA(a)	6,724	595,085
Kering SA	12,636	7,457,111
Klepierre SA	18,225	611,244
Legrand SA	15,271	1,116,975
L’Oreal SA	22,867	6,511,415
LVMH Moet Hennessy Louis Vuitton SE	49,060	20,888,922
Peugeot SA	400,074	9,859,833
Publicis Groupe SA	42,282	2,233,756
Sanofi	191,026	16,509,194
Sartorius Stedim Biotech	3,230	509,792
Schneider Electric SE	50,155	4,549,864
SEB SA	2,824	508,116
Societe Generale SA	122,912	3,105,912
Sodexo SA	8,103	946,796
TOTAL SA	77,319	4,331,627
Vinci SA	46,030	4,715,107
Vivendi SA	94,500	2,599,824

		124,805,492

Germany — 7.1%
adidas AG	28,791	8,895,793
Allianz SE	75,285	18,157,015
Bayer AG	44,344	3,066,560
Commerzbank AG	88,531	637,450
Covestro AG, 144A	17,837	907,608
Deutsche Telekom AG	829,318	14,349,826
E.ON SE	273,333	2,966,317
Evonik Industries AG	18,113	528,794
Fraport AG Frankfurt Airport Services Worldwide	22,820	1,964,954
Fresenius Medical Care AG & Co. KGaA	82,095	6,456,432
Fresenius SE & Co. KGaA	36,502	1,981,246
HeidelbergCement AG	101,922	8,259,071
Henkel AG & Co. KGaA	9,237	848,476
LANXESS AG	22,522	1,341,310
Merck KGaA	11,582	1,210,911
MTU Aero Engines AG	43,850	10,462,686

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,650	$3,426,845
Puma SE.	8,100	540,509
RWE AG	25,925	639,058
SAP SE.	28,626	3,932,823
Symrise AG	11,605	1,118,633
Telefonica Deutschland Holding AG	179,940	503,406

		92,195,723

Hong Kong — 3.9%
AIA Group Ltd.	330,400	3,572,616
CK Asset Holdings Ltd.	464,000	3,626,770
CK Hutchison Holdings Ltd.	770,000	7,581,066
Hang Seng Bank Ltd.	152,100	3,776,883
Henderson Land Development Co. Ltd.	134,200	739,885
Hong Kong Exchanges & Clearing Ltd.	289,100	10,224,727
Hongkong Land Holdings Ltd.	718,600	4,630,141
Link REIT	40,500	497,954
Melco Resorts & Entertainment Ltd., ADR	22,700	493,044
MTR Corp. Ltd.	137,500	925,341
Sun Hung Kai Properties Ltd.	130,500	2,214,001
Swire Pacific Ltd. (Class A Stock)	690,000	8,500,381
Swire Properties Ltd.	117,400	474,173
WH Group Ltd., 144A	784,500	797,232
Wharf Real Estate Investment Co. Ltd.	390,000	2,748,773
Wheelock & Co. Ltd.	73,000	524,394

		51,327,381

Ireland — 0.5%
AerCap Holdings NV*	10,100	525,301
AIB Group PLC	129,013	528,458
CRH PLC	74,571	2,438,874
Flutter Entertainment PLC	7,479	563,158
Kingspan Group PLC	37,997	2,062,974

		6,118,765

Israel — 1.3%
Bank Leumi Le-Israel BM	135,985	981,503
Check Point Software Technologies Ltd.*	11,300	1,306,393
CyberArk Software Ltd.*	73,600	9,409,024
Israel Chemicals Ltd.	595,630	3,122,475
Israel Discount Bank Ltd. (Class A Stock)	126,546	516,821
Nice Ltd.*	9,509	1,295,133

		16,631,349

Italy — 2.9%
Enel SpA	2,085,911	14,567,400
Eni SpA	231,825	3,859,150
Ferrari NV	10,834	1,756,718
Intesa Sanpaolo SpA	1,355,294	2,899,801
Leonardo SpA	39,331	499,141
Moncler SpA	45,054	1,933,034

COMMON STOCKS (continued)	Shares	Value
Italy (continued)
Poste Italiane SpA, 144A(a)	272,026	$2,863,961
Recordati SpA	11,802	492,029
Snam SpA	1,232,755	6,125,568
UnipolSai Assicurazioni SpA(a)	1,347,092	3,460,244

		38,457,046

Japan — 24.1%
ABC-Mart, Inc.	39,700	2,588,121
Alfresa Holdings Corp.	134,700	3,332,115
Amada Holdings Co. Ltd.	165,600	1,869,263
Asahi Group Holdings Ltd.	160,300	7,219,706
Asahi Kasei Corp.	114,200	1,220,120
Astellas Pharma, Inc.	743,700	10,610,736
Bandai Namco Holdings, Inc.	17,400	845,704
Bridgestone Corp.	51,700	2,039,172
Central Japan Railway Co.	13,000	2,605,949
Chubu Electric Power Co., Inc.	141,900	1,992,349
Chugai Pharmaceutical Co. Ltd.	15,900	1,039,841
Daifuku Co. Ltd.	9,100	513,571
Dai-ichi Life Holdings, Inc.	97,700	1,478,131
Daiwa House Industry Co. Ltd.	50,400	1,471,220
East Japan Railway Co.	27,200	2,548,833
Eisai Co. Ltd.	23,300	1,319,653
Fast Retailing Co. Ltd.	10,000	6,061,459
FUJIFILM Holdings Corp.	219,200	11,148,142
Hakuhodo DY Holdings, Inc.	31,000	523,588
Hikari Tsushin, Inc.	2,800	611,458
Hitachi Ltd.	212,700	7,807,766
Honda Motor Co. Ltd.	37,700	976,202
Hoya Corp.	96,000	7,379,632
Hulic Co. Ltd.	61,100	491,490
Isuzu Motors Ltd.	137,600	1,568,475
ITOCHU Corp.	330,600	6,327,391
Japan Post Holdings Co. Ltd.	910,000	10,308,006
Japan Tobacco, Inc.	109,700	2,420,975
JFE Holdings, Inc.	43,700	644,579
Kajima Corp.	39,700	546,161
Kamigumi Co. Ltd.	139,100	3,296,333
Kansai Electric Power Co., Inc. (The)	797,900	9,150,193
KDDI Corp.	247,100	6,282,831
Konica Minolta, Inc.	142,300	1,390,329
Kyocera Corp.	14,000	917,084
Kyowa Kirin Co. Ltd.	25,900	467,166
Marubeni Corp.	142,200	943,418
Mazda Motor Corp.	160,100	1,672,253
McDonald’s Holdings Co. Japan Ltd.(a)	67,400	2,972,821
Medipal Holdings Corp.	196,700	4,347,690
MEIJI Holdings Co. Ltd.	10,500	751,041
Mitsubishi Chemical Holdings Corp.	677,800	4,745,305
Mitsubishi Corp.	122,800	3,242,372
Mitsubishi Estate Co. Ltd.	104,700	1,952,699
Mitsubishi Gas Chemical Co., Inc.	181,900	2,432,160
Mitsubishi Heavy Industries Ltd.	162,500	7,088,461
Mitsubishi UFJ Financial Group, Inc.	2,948,600	14,029,174

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	472,800	$2,513,264
Mitsui & Co. Ltd.	634,000	10,340,612
Mitsui Chemicals, Inc.	73,500	1,824,970
Mitsui OSK Lines Ltd.	21,900	526,589
Nagoya Railroad Co. Ltd.	17,700	490,151
NEC Corp	68,800	2,715,956
Nexon Co. Ltd.*	184,700	2,683,590
Nintendo Co. Ltd.	1,400	514,766
Nippon Building Fund, Inc. REIT	121	828,787
Nippon Express Co. Ltd.	37,100	1,977,057
Nippon Steel Corp.	70,900	1,221,543
Nippon Telegraph & Telephone Corp.	257,700	12,014,588
NTT DOCOMO, Inc.	123,200	2,873,512
Obayashi Corp.	728,700	7,192,663
Obic Co. Ltd.	64,600	7,335,787
Oji Holdings Corp.	354,900	2,056,071
Oriental Land Co. Ltd.	18,600	2,306,975
ORIX Corp.	271,200	4,051,313
Otsuka Corp.	12,900	519,303
Rakuten, Inc.	209,200	2,495,701
Recruit Holdings Co. Ltd.	150,600	5,043,425
Resona Holdings, Inc.	188,900	787,837
Ricoh Co. Ltd.	246,500	2,467,260
Sankyo Co. Ltd.	14,600	529,006
Seibu Holdings, Inc.	30,000	500,666
Sekisui House Ltd.	55,600	918,341
Seven & i Holdings Co. Ltd.	66,400	2,248,831
SG Holdings Co. Ltd.	169,500	4,806,959
Shimizu Corp.	352,600	2,932,223
Shin-Etsu Chemical Co. Ltd.	32,900	3,072,843
Shinsei Bank Ltd.	33,900	527,195
Shionogi & Co. Ltd.	163,700	9,445,905
Showa Denko KK	63,500	1,879,324
SoftBank Group Corp.	21,700	1,041,465
Sony Corp.	112,600	5,896,459
SUMCO Corp.	224,100	2,679,527
Sumitomo Corp.	252,700	3,836,747
Sumitomo Dainippon Pharma Co. Ltd.	27,000	512,841
Sumitomo Heavy Industries Ltd.	65,900	2,273,084
Sumitomo Mitsui Financial Group, Inc.	121,000	4,279,001
Sumitomo Mitsui Trust Holdings, Inc.	30,000	1,089,929
Sumitomo Realty & Development Co. Ltd.	31,000	1,108,430
Suzuken Co. Ltd.	43,700	2,567,915
Taiheiyo Cement Corp.	28,500	863,784
Taisei Corp.	45,900	1,670,700
Teijin Ltd.	29,900	510,470
Toho Co. Ltd.	12,900	549,216
Tokio Marine Holdings, Inc.	60,400	3,030,083
Tokyo Electron Ltd.	14,700	2,068,094
Tokyo Gas Co. Ltd.	35,900	845,883
Tosoh Corp.	38,000	535,997
Toyo Suisan Kaisha Ltd.	26,500	1,092,384

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Toyota Industries Corp.	52,800	$2,917,004
Toyota Motor Corp.	88,000	5,473,567
USS Co. Ltd.	25,200	497,609
West Japan Railway Co.	15,100	1,222,616

		313,396,956

Luxembourg — 0.6%
ArcelorMittal	466,642	8,375,144

Macau — 0.1%
Sands China Ltd.	214,400	1,026,024

Netherlands — 4.7%
Adyen NV, 144A*	8,610	6,651,369
Koninklijke Ahold Delhaize NV	460,555	10,351,905
Koninklijke DSM NV	15,871	1,959,188
NN Group NV	167,308	6,732,334
NXP Semiconductors NV	26,900	2,625,709
Royal Dutch Shell PLC (Class A Stock)	403,386	13,180,942
Royal Dutch Shell PLC (Class B Stock)	338,953	11,106,173
Wolters Kluwer NV	118,288	8,612,743

		61,220,363

Norway — 1.0%
DNB ASA	583,766	10,870,674
Orkla ASA	69,876	620,229
Telenor ASA	67,041	1,422,746

		12,913,649

Singapore — 1.5%
DBS Group Holdings Ltd.	588,200	11,284,159
Singapore Airlines Ltd.	67,700	464,178
Singapore Exchange Ltd.	116,700	683,610
United Overseas Bank Ltd.	113,700	2,194,560
Venture Corp. Ltd.	41,600	501,159
Wilmar International Ltd.	1,505,900	4,117,267

		19,244,933

South Africa — 0.9%
Anglo American PLC	430,183	12,285,034

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	158,607	6,333,775
Aena SME SA, 144A	27,058	5,365,183
Banco Bilbao Vizcaya Argentaria SA	2,108,388	11,777,521
Iberdrola SA	636,768	6,346,161
Repsol SA	133,176	2,090,538
Siemens Gamesa Renewable Energy SA	28,930	481,284
Telefonica SA	417,848	3,432,154

		35,826,616

Sweden — 3.1%
Alfa Laval AB	25,548	557,550
Atlas Copco AB (Class B Stock)	34,587	992,906
Boliden AB	42,397	1,086,189
Epiroc AB (Class A Stock)	58,448	608,155
Essity AB (Class B Stock)	53,907	1,656,137

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Sweden (continued)
Hennes & Mauritz AB (Class B Stock)	78,512	$1,396,084
Hexagon AB (Class B Stock)	23,696	1,317,074
ICA Gruppen AB(a)	13,823	593,794
Sandvik AB	624,728	11,462,539
Securitas AB (Class B Stock)	28,622	501,882
Skandinaviska Enskilda Banken AB (Class A Stock)	504,763	4,666,847
SKF AB (Class B Stock)	33,063	607,948
Swedish Match AB	15,476	653,193
Telefonaktiebolaget LM Ericsson (Class B Stock)	273,900	2,602,058
Volvo AB (Class B Stock)	751,864	11,931,127

		40,633,483

Switzerland — 8.1%
Alcon, Inc.*	30,778	1,905,765
Baloise Holding AG	4,388	776,732
Chocoladefabriken Lindt & Spruengli AG	9	731,135
Geberit AG	3,373	1,574,569
Nestle SA	303,854	31,452,141
Novartis AG	230,671	21,053,986
Partners Group Holding AG	1,531	1,203,475
Roche Holding AG	97,788	27,533,747
Sonova Holding AG	4,811	1,094,166
STMicroelectronics NV	59,529	1,056,949
Swiss Life Holding AG	1,087	539,288
Swisscom AG	2,275	1,142,786
Temenos AG*	19,292	3,454,715
Zurich Insurance Group AG	33,897	11,782,252

		105,301,706

United Kingdom — 14.5%
3i Group PLC	695,026	9,831,744
Ashtead Group PLC	133,217	3,821,279
Associated British Foods PLC	31,468	985,062
AstraZeneca PLC	8,811	719,928
Auto Trader Group PLC, 144A	1,301,474	9,058,709
Aviva PLC	326,451	1,727,857
Barclays PLC	6,028,839	11,487,342
Barratt Developments PLC	300,032	2,181,649
Berkeley Group Holdings PLC	117,531	5,570,666
BP PLC	752,369	5,249,904
British American Tobacco PLC	307,574	10,753,684
CNH Industrial NV	92,186	945,502
Coca-Cola European Partners PLC	144,500	8,164,250
Compass Group PLC	144,321	3,460,409
Diageo PLC	213,353	9,187,899
Fiat Chrysler Automobiles NV	145,506	2,026,104
GlaxoSmithKline PLC	164,252	3,288,343
Halma PLC	104,376	2,681,995
HSBC Holdings PLC	850,008	7,095,080
Imperial Brands PLC	371,930	8,730,319
Intertek Group PLC	33,460	2,338,286
J Sainsbury PLC	3,410,870	8,485,750
Land Securities Group PLC REIT	686,744	7,270,580
Legal & General Group PLC	3,250,285	11,136,261

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	6,322,863	$4,552,426
Micro Focus International PLC	244,138	6,404,326
National Grid PLC	301,526	3,199,654
Next PLC	12,298	863,116
Ocado Group PLC*	49,981	740,660
Pearson PLC	71,021	738,880
Persimmon PLC	135,148	3,430,435
Reckitt Benckiser Group PLC	21,479	1,694,928
RELX PLC	120,902	2,935,914
Rentokil Initial PLC	142,711	721,205
Smith & Nephew PLC	175,491	3,800,354
Tesco PLC	912,410	2,625,753
Unilever NV, CVA	205,092	12,486,313
Unilever PLC	111,137	6,905,913
Wm Morrison Supermarkets PLC	892,890	2,283,765

		189,582,244

United States — 0.1%
QIAGEN NV*	19,981	811,143

TOTAL COMMON STOCKS (cost $1,211,550,727)		1,270,500,532

EXCHANGE-TRADED FUND — 0.4%
iShares MSCI EAFE ETF	72,016	4,733,612

(cost $4,814,752)

PREFERRED STOCKS — 0.4%
Germany
Henkel AG & Co. KGaA (PRFC)	15,398	1,504,657
Porsche Automobil Holding SE (PRFC)	13,931	905,827
Sartorius AG (PRFC)	7,480	1,535,247
Volkswagen AG (PRFC)	6,325	1,066,164

TOTAL PREFERRED STOCKS (cost $5,126,784)		5,011,895

	Units

RIGHTS* — 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 07/08/19	158,607	248,886
Repsol SA, expiring 07/08/19	590,043	327,283

TOTAL RIGHTS (cost $596,439)		576,169

TOTAL LONG-TERM INVESTMENTS (cost $1,222,088,702)		1,280,822,208

	Shares

SHORT-TERM INVESTMENTS — 1.5%
AFFILIATED MUTUAL FUNDS — 1.4%
PGIM Core Ultra Short Bond Fund(w)	9,503,670	9,503,670
PGIM Institutional Money Market Fund (cost $8,082,230; includes $8,047,040 of cash collateral for securities on loan)(b)(w)	8,079,806	8,082,230

TOTAL AFFILIATED MUTUAL FUNDS (cost $17,585,900)		17,585,900

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
2.177%	09/19/19	1,900	$1,891,228

(cost $1,890,859)
TOTAL SHORT-TERM INVESTMENTS (cost $19,476,759)			19,477,128

TOTAL INVESTMENTS — 99.8% (cost $1,241,565,461)			1,300,299,336
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.2%			2,556,310

NET ASSETS — 100.0%			$1,302,855,646

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,688,079; cash collateral of $8,047,040 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n) Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Position:
230	Mini MSCI EAFE Index	Sep. 2019	$22,117,950	$300,596

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$1,891,228

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$91,277,514	$—
Austria	—	7,781,852	—
Belgium	—	4,858,197	—
China	—	15,392,916	—
Denmark	—	11,947,929	—
Finland	—	9,089,073	—
France	—	124,805,492	—
Germany	—	92,195,723	—
Hong Kong	493,044	50,834,337	—
Ireland	525,301	5,593,464	—

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Israel	$10,715,417	$5,915,932	$—
Italy	—	38,457,046	—
Japan.	—	313,396,956	—
Luxembourg	—	8,375,144	—
Macau	—	1,026,024	—
Netherlands	2,625,709	58,594,654	—
Norway	—	12,913,649	—
Singapore	—	19,244,933	—
South Africa	—	12,285,034	—
Spain	—	35,826,616	—
Sweden	—	40,633,483	—
Switzerland	—	105,301,706	—
United Kingdom	8,164,250	181,417,994	—
United States	—	811,143	—
Exchange-Traded Fund	4,733,612	—	—
Preferred Stocks
Germany	—	5,011,895	—
Rights
Spain	—	576,169	—
Affiliated Mutual Funds	17,585,900	—	—
U.S. Treasury Obligation.	—	1,891,228	—
Other Financial Instruments*
Commodity Future Contract	300,596	—	—

Total	$45,143,829	$1,255,456,103	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2019 were as follows:

Banks	9.0%
Pharmaceuticals	8.1
Insurance	6.2
Oil, Gas & Consumable Fuels	5.2
Metals & Mining	4.1
Machinery	3.7
Textiles, Apparel & Luxury Goods	3.4
Food Products	3.3
Diversified Telecommunication Services	2.8
Electric Utilities	2.5
Trading Companies & Distributors	2.2
Capital Markets	2.2
Software	2.2
Chemicals	2.1
Real Estate Management & Development	2.1
Beverages	2.1
Food & Staples Retailing	2.0
Personal Products	2.0
Automobiles	2.0
Construction & Engineering	1.9
Tobacco	1.8
Equity Real Estate Investment Trusts (REITs)	1.6
Health Care Providers & Services	1.6

Aerospace & Defense	1.5%
Professional Services	1.5
Household Durables	1.5
Technology Hardware, Storage & Peripherals	1.4
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	1.4
Hotels, Restaurants & Leisure	1.3
Multi-Utilities	1.2
Health Care Equipment & Supplies	1.2
Auto Components	1.2
IT Services	1.1
Road & Rail	1.1
Electronic Equipment, Instruments & Components	1.0
Construction Materials	0.9
Transportation Infrastructure	0.9
Specialty Retail	0.8
Wireless Telecommunication Services	0.8
Interactive Media & Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Industrial Conglomerates	0.6
Diversified Financial Services	0.5
Electrical Equipment	0.5
Entertainment	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification (cont.)
Household Products	0.4%
Multiline Retail	0.4
Air Freight & Logistics	0.4
Exchange-Traded Fund	0.4
Media	0.3
Building Products	0.3
Paper & Forest Products	0.3
Internet & Direct Marketing Retail	0.3
Communications Equipment	0.2
U.S. Treasury Obligation	0.1

Leisure Products	0.1%
Life Sciences Tools & Services	0.1
Commercial Services & Supplies	0.1
Gas Utilities	0.1
Marine	0.0	*
Airlines	0.0	*

	99.8
Other assets in excess of liabilities	0.2

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$300,596	*	—	$—
Equity contracts	Unaffiliated investments	576,169		—	—

		$876,765			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures
Equity contracts		$1,416,150

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(13,704)	$737,511

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$23,044,517

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$7,688,079	$(7,688,079)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $7,688,079:
Unaffiliated investments (cost $1,223,979,561)	$1,282,713,436
Affiliated investments (cost $17,585,900)	17,585,900
Foreign currency, at value (cost $5,264,638)	5,268,969
Receivable for investments sold	20,573,589
Tax reclaim receivable	4,507,448
Dividends and interest receivable	2,340,388
Due from broker-variation margin futures	136,575
Receivable from affiliate	40,168
Prepaid expenses	6,410

Total Assets	1,333,172,883

LIABILITIES
Payable for investments purchased	20,486,498
Payable to broker for collateral for securities on loan	8,047,040
Payable to affiliate	1,181,663
Management fee payable.	368,120
Accrued expenses and other liabilities	179,482
Distribution fee payable	53,437
Payable for Portfolio shares repurchased	628
Affiliated transfer agent fee payable	369

Total Liabilities	30,317,237

NET ASSETS	$1,302,855,646

Net assets were comprised of:
Partners Equity	$1,302,855,646

Net asset value and redemption price per share, $1,302,855,646 / 107,789,132 outstanding shares of beneficial interest	$12.09

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,097,374 foreign withholding tax, of which $300,645 is reimbursable by an affiliate)	$29,063,928
Income from securities lending, net (including affiliated income of $163,346)	270,820
Affiliated dividend income	222,287
Interest income	17,314

Total income	29,574,349

EXPENSES
Management fee.	4,429,352
Distribution fee	1,548,929
Custodian and accounting fees	164,932
Audit fee.	18,051
Trustees’ fees	11,164
Legal fees and expenses.	7,510
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Shareholders’ reports	2,439
Miscellaneous	17,285

Total expenses	6,203,138

NET INVESTMENT INCOME (LOSS)	23,371,211

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,617)	(21,733,994)
Futures transactions.	1,416,150
Foreign currency transactions	5,790

(20,312,054)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,961)	129,874,747
Futures	737,511
Foreign currencies	(60,605)

130,551,653

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	110,239,599

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,610,810

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$23,371,211	$19,460,289
Net realized gain (loss) on investment and foreign currency transactions	(20,312,054)	11,639,788
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	130,551,653	(185,512,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	133,610,810	(154,412,435)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [10,727,646 and 43,357,059 shares, respectively]	125,938,052	494,976,073
Portfolio shares repurchased [6,223,825 and 13,643,534 shares, respectively].	(72,546,997)	(164,294,102)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	53,391,055	330,681,971

CAPITAL CONTRIBUTIONS	1,464	34,154

TOTAL INCREASE (DECREASE)	187,003,329	176,303,690
NET ASSETS:
Beginning of period	1,115,852,317	939,548,627

End of period.	$1,302,855,646	$1,115,852,317

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 74.1%	Shares	Value
Aerospace & Defense — 2.1%
Airbus SE (France)	516	$73,218
Astrotech Corp.*	1,613	4,032
Axon Enterprise, Inc.*	409	26,262
Boeing Co. (The)	2,153	783,714
Bombardier, Inc. (Canada) (Class B Stock)*	11,380	19,118
BWX Technologies, Inc.	285	14,848
CAE, Inc. (Canada)	566	15,218
Cobham PLC (United Kingdom)*	6,088	8,239
Dassault Aviation SA (France)	76	109,520
L3Harris Technologies, Inc.	306	57,874
Leonardo SpA (Italy)	1,261	16,003
Meggitt PLC (United Kingdom)	6,272	41,845
Northrop Grumman Corp.	1,076	347,666
Rolls-Royce Holdings PLC (United Kingdom)*	5,216	55,723
Rolls-Royce Holdings PLC (United Kingdom), Entitlement Shares*	370,336	470
Spirit AeroSystems Holdings, Inc. (Class A Stock)	854	69,490
Teledyne Technologies, Inc.*	142	38,890
Thales SA (France)	1,303	161,116
VirTra, Inc.*	1,625	3,786

		1,847,032

Air Freight & Logistics — 0.1%
Air T, Inc.*	322	5,632
C.H. Robinson Worldwide, Inc.	261	22,015
Sinotrans Ltd. (China) (Class H Stock)	18,000	6,557
United Parcel Service, Inc. (Class B Stock)	782	80,757
XPO Logistics, Inc.*	175	10,117

		125,078

Airlines — 0.2%
Air Arabia PJSC (United Arab Emirates)*	17,527	4,952
Alaska Air Group, Inc.(a)	484	30,932
Delta Air Lines, Inc.	200	11,350
JetBlue Airways Corp.*	948	17,529
Ryanair Holdings PLC (Ireland), ADR*	393	25,207
Spirit Airlines, Inc.*	234	11,169
United Continental Holdings, Inc.*	552	48,328

		149,467

Auto Components — 0.6%
Aptiv PLC	764	61,754
Autoliv, Inc. (Sweden)	244	17,204
Bridgestone Corp. (Japan)	1,200	47,331
CIE Automotive SA (Spain)	266	7,712
Dorman Products, Inc.*	306	26,665
Koito Manufacturing Co. Ltd. (Japan)	700	37,520
Lear Corp.	155	21,587
Magna International, Inc. (Canada)	2,992	148,702
Mando Corp. (South Korea)	282	7,211
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,000	12,880
NGK Spark Plug Co. Ltd. (Japan)	500	9,411

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Nifco, Inc. (Japan)	300	$7,447
Nippon Seiki Co. Ltd. (Japan)	800	13,744
Press Kogyo Co. Ltd. (Japan)	300	1,362
Stanley Electric Co. Ltd. (Japan)	3,300	81,257
Toyo Tire Corp. (Japan)	400	5,275
Varroc Engineering Ltd. (India), 144A*	740	5,100
Veoneer, Inc. (Sweden)*	476	8,240
Workhorse Group, Inc.*(a)	4,666	13,718

		534,120

Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	47,800	25,195
Bayerische Motoren Werke AG (Germany)	447	33,076
Daimler AG (Germany)	860	47,808
Ferrari NV (Italy)	79	12,752
Maruti Suzuki India Ltd. (India)	534	50,561
Mitsubishi Motors Corp. (Japan)	7,000	33,603
Suzuki Motor Corp. (Japan)	500	23,512
Tesla, Inc.*(a)	195	43,575
Toyota Motor Corp. (Japan)	1,400	87,080

		357,162

Banks — 4.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,453	52,476
Absa Group Ltd. (South Africa)	1,114	13,917
Al Rajhi Bank (Saudi Arabia)	2,369	44,029
Axis Bank Ltd. (India)*	9,616	112,704
Banco Bradesco SA (Brazil), ADR	6,360	62,455
Banco Comercial Portugues SA (Portugal) (Class R Stock)	76,814	23,759
Banco Santander Chile (Chile), ADR	1,048	31,356
Bank Central Asia Tbk PT (Indonesia)	64,200	136,295
Bank Negara Indonesia Persero Tbk PT (Indonesia)	45,700	29,765
Bank of America Corp.	14,105	409,045
Bank of the Ryukyus Ltd. (Japan)	300	3,208
BankUnited, Inc.	784	26,452
BAWAG Group AG (Austria), 144A*	744	31,243
BNP Paribas SA (France)	3,138	149,080
Boston Private Financial Holdings, Inc.	1,939	23,404
CIT Group, Inc.	552	29,002
Citigroup, Inc.	108	7,563
City Holding Co.	301	22,954
Commerzbank AG (Germany)	4,487	32,308
Credicorp Ltd. (Peru)	364	83,323
Danske Bank A/S (Denmark)	814	12,867
East West Bancorp, Inc.	565	26,425
Erste Group Bank AG (Austria)*	2,286	84,877
Fifth Third Bancorp	4,497	125,466
FinecoBank Banca Fineco SpA (Italy)	1,728	19,280
First Abu Dhabi Bank PJSC (United Arab Emirates)	16,531	66,889
Fukuoka Financial Group, Inc. (Japan)	400	7,321
Grupo Aval Acciones y Valores SA (Colombia), ADR	1,092	8,703
HDFC Bank Ltd. (India)	598	21,195

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Home BancShares, Inc.	1,333	$25,674
HSBC Holdings PLC (United Kingdom)	5,949	49,657
ICICI Bank Ltd. (India), ADR	2,800	35,252
JPMorgan Chase & Co.	3,295	368,381
KBC Group NV (Belgium)	1,200	78,766
Komercni banka A/S (Czech Republic)	198	7,895
Lloyds Banking Group PLC (United Kingdom)	101,793	73,290
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,300	63,280
National Bank of Canada (Canada)	946	44,940
Nordea Bank Abp (Finland)	9,003	65,385
OTP Bank Nyrt (Hungary)	893	35,520
Pinnacle Financial Partners, Inc.	448	25,751
PNC Financial Services Group, Inc. (The)	425	58,344
Popular, Inc. (Puerto Rico)	498	27,012
Preferred Bank	214	10,112
Prosperity Bancshares, Inc.	378	24,967
Republic First Bancorp, Inc.*	3,379	16,591
Sberbank of Russia PJSC (Russia), ADR	7,705	118,466
Signature Bank	268	32,385
South State Corp.	363	26,742
TCF Financial Corp.	1,155	24,012
Texas Capital Bancshares, Inc.*	401	24,609
U.S. Bancorp	2,387	125,079
United Overseas Bank Ltd. (Singapore)	3,400	65,624
Van Lanschot Kempen NV (Netherlands)	445	10,095
Washington Trust Bancorp, Inc.	426	22,229
Webster Financial Corp.	252	12,038
Wells Fargo & Co.	7,731	365,831
WesBanco, Inc.	591	22,783
Western Alliance Bancorp*	437	19,543
Yes Bank Ltd. (India)	15,368	24,348

		3,601,962

Beverages — 0.7%
Anheuser-Busch InBev SA/NV (Belgium)	122	10,806
Britvic PLC (United Kingdom)	1,785	20,146
China Resources Beer Holdings Co. Ltd. (China)	4,000	19,062
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1,800	45,522
Coca-Cola Co. (The)	1,501	76,431
Constellation Brands, Inc. (Class A Stock)	13	2,560
Diageo PLC (United Kingdom)	1,117	48,103
Keurig Dr. Pepper, Inc.	1,032	29,825
Kirin Holdings Co. Ltd. (Japan)	2,600	56,062
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	600	85,973
PepsiCo, Inc.	1,272	166,797
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	50,970

		612,257

COMMON STOCKS (continued)	Shares	Value
Biotechnology — 0.9%
3SBio, Inc. (China), 144A	6,000	$10,350
AbbVie, Inc.	314	22,834
Abcam PLC (United Kingdom)	1,959	36,723
ACADIA Pharmaceuticals, Inc.*	405	10,826
Agios Pharmaceuticals, Inc.*	173	8,629
Aimmune Therapeutics, Inc.*	608	12,659
Alexion Pharmaceuticals, Inc.*	458	59,989
Alkermes PLC*	283	6,379
Alnylam Pharmaceuticals, Inc.*	152	11,029
AnaptysBio, Inc.*	135	7,617
Anavex Life Sciences Corp.*	1,769	5,962
Argenx SE (Netherlands), ADR*	104	14,724
Array BioPharma, Inc.*	581	26,918
Arrowhead Pharmaceuticals, Inc.*	709	18,788
Atara Biotherapeutics, Inc.*	226	4,545
BioMarin Pharmaceutical, Inc.*	215	18,415
Bluebird Bio, Inc.*	92	11,702
Blueprint Medicines Corp.*	146	13,772
Calyxt, Inc.*	50	624
CStone Pharmaceuticals (China), 144A*	4,500	6,639
Eagle Pharmaceuticals, Inc.*	149	8,296
Exact Sciences Corp.*	144	16,998
Exelixis, Inc.*	371	7,928
FibroGen, Inc.*	86	3,885
Galapagos NV (Belgium)*	222	28,718
Genus PLC (United Kingdom)	287	9,657
Global Blood Therapeutics, Inc.*	190	9,994
Grifols SA (Spain), ADR	894	18,863
Heron Therapeutics, Inc.*	260	4,833
Immunomedics, Inc.*	660	9,154
Ionis Pharmaceuticals, Inc.*	250	16,068
Ligand Pharmaceuticals, Inc.*	141	16,095
Madrigal Pharmaceuticals, Inc.*	48	5,031
Mirati Therapeutics, Inc.*	86	8,858
Momenta Pharmaceuticals, Inc.*	603	7,507
Myriad Genetics, Inc.*	646	17,946
Neurocrine Biosciences, Inc.*	196	16,548
OPKO Health, Inc.*	2,381	5,810
Radius Health, Inc.*	486	11,839
Recro Pharma, Inc.*	461	4,688
REGENXBIO, Inc.*	138	7,089
Sage Therapeutics, Inc.*	58	10,619
Sarepta Therapeutics, Inc.*	97	14,739
Seattle Genetics, Inc.*	252	17,441
Spectrum Pharmaceuticals, Inc.*	254	2,187
Ultragenyx Pharmaceutical, Inc.*	166	10,541
United Therapeutics Corp.*	144	11,241
Vertex Pharmaceuticals, Inc.*	771	141,386
Xencor, Inc.*	244	9,987

		763,070

Building Products — 0.2%
Blue Star Ltd. (India)	809	9,106
DIRTT Environmental Solutions (Canada)*	3,016	17,158
dormakaba Holding AG (Switzerland)*	49	35,524
Fortune Brands Home & Security, Inc.	1,028	58,730
Nitto Boseki Co. Ltd. (Japan)	200	4,232

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Building Products (continued)
Polypipe Group PLC (United Kingdom)	779	$4,389
Sanwa Holdings Corp. (Japan)	1,500	16,159
Tarkett SA (France)	205	4,807
Trex Co., Inc.*	127	9,106
Tyman PLC (United Kingdom)	1,880	5,771
Universal Forest Products, Inc.	776	29,535

		194,517

Capital Markets — 1.8%
AJ Bell PLC (United Kingdom)	934	4,771
Ameriprise Financial, Inc.	249	36,145
Avanza Bank Holding AB (Sweden)	1,305	9,962
B3 SA—Brasil Bolsa Balcao (Brazil)	1,200	11,728
Banca Generali SpA (Italy)	266	7,653
Bank of New York Mellon Corp. (The)	801	35,364
Cboe Global Markets, Inc.	305	31,607
Charles Schwab Corp. (The)	2,361	94,889
CME Group, Inc.	279	54,157
Draper Esprit PLC (United Kingdom)*	1,812	11,520
Goldman Sachs Group, Inc. (The)	5	1,023
Intercontinental Exchange, Inc.	2,850	244,929
Intermediate Capital Group PLC (United Kingdom)	1,882	33,028
Investec PLC (South Africa)	6,980	45,375
IP Group PLC (United Kingdom)*	2,657	2,521
Julius Baer Group Ltd. (Switzerland)*	1,405	62,474
KKR & Co., Inc. (Class A Stock)	1,009	25,497
Legg Mason, Inc.	825	31,581
London Stock Exchange Group PLC (United Kingdom)	949	66,201
MarketAxess Holdings, Inc.	50	16,071
Moody’s Corp.	10	1,953
Morgan Stanley	3,665	160,564
Nasdaq, Inc.	242	23,273
Pendal Group Ltd. (Australia)	968	4,858
Rathbone Brothers PLC (United Kingdom)	190	5,354
Raymond James Financial, Inc.	74	6,257
S&P Global, Inc.	413	94,077
SEI Investments Co.	492	27,601
State Street Corp.	830	46,530
TD Ameritrade Holding Corp.	4,014	200,379
Tikehau Capital SCA (France)	379	8,835
Tradeweb Markets, Inc. (Class A Stock)	200	8,762
UBS Group AG (Switzerland)*	13,668	162,543

		1,577,482

Chemicals — 1.9%
Air Liquide SA (France)	569	79,651
Air Products & Chemicals, Inc.	1,311	296,771
Akzo Nobel NV (Netherlands)	576	54,112
BASF SE (Germany)	654	47,628
CF Industries Holdings, Inc.	1,027	47,971
Chemours Co. (The)	254	6,096
Corteva, Inc.*	121	3,578
Croda International PLC (United Kingdom)	233	15,173
Denka Co. Ltd. (Japan)	200	5,952
DIC Corp. (Japan)	1,700	44,951

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Dow, Inc.	122	$6,016
DuPont de Nemours, Inc.	1,059	79,499
Ecolab, Inc.	88	17,375
GCP Applied Technologies, Inc.*	895	20,263
Huntsman Corp.	310	6,336
Incitec Pivot Ltd. (Australia)	14,382	34,330
Ingevity Corp.*	103	10,833
Kansai Paint Co. Ltd. (Japan)	1,000	21,007
Koninklijke DSM NV (Netherlands)	559	69,006
Linde PLC (United Kingdom), (AQUIS)	415	83,501
Linde PLC (United Kingdom), (NYSE)	1,337	268,470
Nippon Shokubai Co. Ltd. (Japan)	600	39,731
Nippon Soda Co. Ltd. (Japan)	300	7,619
NOF Corp. (Japan)	300	11,209
Orion Engineered Carbons SA (Luxembourg)	195	4,175
PPG Industries, Inc.	290	33,846
Quaker Chemical Corp.	34	6,898
RPM International, Inc.	1,893	115,681
Sakata INX Corp. (Japan)	800	7,525
Sherwin-Williams Co. (The)	215	98,532
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	6,110
Symrise AG (Germany)	84	8,097
Umicore SA (Belgium)	132	4,239
Valvoline, Inc.	884	17,265
Victrex PLC (United Kingdom)	1,048	28,820
Westlake Chemical Corp.	100	6,946
WR Grace & Co.	380	28,922
Yara International ASA (Norway)	576	27,942

		1,672,076

Commercial Services & Supplies — 0.5%
Aqua Metals, Inc.*	1,962	3,276
ARC Document Solutions, Inc.*	2,061	4,204
Cintas Corp.	56	13,288
Country Garden Services Holdings Co. Ltd. (China)	27,000	62,551
Downer EDI Ltd. (Australia)	6,586	32,044
Edenred (France)	361	18,442
Healthcare Services Group, Inc.	135	4,093
IAA, Inc.*	483	18,731
KAR Auction Services, Inc.	483	12,075
Republic Services, Inc.	608	52,677
SPIE SA (France)	449	8,358
Stericycle, Inc.*	180	8,595
Waste Connections, Inc.	1,781	170,228

		408,562

Communications Equipment — 0.7%
Cisco Systems, Inc.	7,161	391,922
CommScope Holding Co., Inc.*	647	10,177
Lumentum Holdings, Inc.*(a)	269	14,367
Motorola Solutions, Inc.	760	126,715
Shenzhen Sunway Communication Co. Ltd. (China) (Class A Stock)	1,800	6,413
Viavi Solutions, Inc.*	2,177	28,932

		578,526

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering — 0.2%
Arcosa, Inc.	472	$17,762
Dycom Industries, Inc.*	259	15,247
Fluor Corp.	170	5,727
Jacobs Engineering Group, Inc.	412	34,769
JGC Corp. (Japan)	2,300	31,545
Maeda Corp. (Japan)	800	6,414
NV5 Global, Inc.*	240	19,536
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	16,500	14,017
Valmont Industries, Inc.	210	26,630

		171,647

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,000	37,562
HeidelbergCement AG (Germany)	321	26,012
Loma Negra Cia Industrial Argentina SA (Argentina), ADR*	440	5,148
U.S. Concrete, Inc.*	461	22,907
Vulcan Materials Co.	169	23,205

		114,834

Consumer Finance — 0.1%
Ally Financial, Inc.	850	26,341
American Express Co.	352	43,451
Green Dot Corp. (Class A Stock)*	103	5,037
SLM Corp.	4,005	38,929

		113,758

Containers & Packaging — 0.8%
Amcor PLC (United Kingdom)	13,524	153,759
Avery Dennison Corp.	565	65,359
Ball Corp.	4,090	286,259
Berry Global Group, Inc.*	395	20,773
Crown Holdings, Inc.*	335	20,468
Huhtamaki OYJ (Finland)	200	8,229
International Paper Co.	1,036	44,880
Packaging Corp. of America	925	88,171
Vidrala SA (Spain)	44	4,143

		692,041

Distributors — 0.0%
Educational Development Corp.	560	3,914
Paltac Corp. (Japan)	200	11,010
Weyco Group, Inc.	753	20,113

		35,037

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,300	30,271
frontdoor, Inc.*	356	15,504
Hope Education Group Co. Ltd. (China), 144A	48,000	6,824
Service Corp. International	496	23,203
ServiceMaster Global Holdings, Inc.*	285	14,846
Strategic Education, Inc.	159	28,302
TAL Education Group (China), ADR*	190	7,239
Weight Watchers International, Inc.*	283	5,405

		131,594

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	9,919	$73,016
FirstRand Ltd. (South Africa)	20,930	101,896
Hypoport AG (Germany)*	15	4,112
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,400	18,073
Syncona Ltd.	2,679	7,559
Voya Financial, Inc.	354	19,576

		224,232

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	3,680	123,317
ATN International, Inc.	394	22,746
BT Group PLC (United Kingdom)	19,781	49,416
KT Corp. (South Korea)	288	7,067
KT Corp. (South Korea), ADR	2,605	32,224
Nippon Telegraph & Telephone Corp. (Japan)	4,200	195,814
Orange SA (France)	3,933	61,983
Telefonica Deutschland Holding AG (Germany)	11,159	31,219
Verizon Communications, Inc.	1,118	63,871

		587,657

Electric Utilities — 1.5%
American Electric Power Co., Inc.	125	11,001
Edison International	1,008	67,949
EDP—Energias do Brasil SA (Brazil)	9,092	45,129
Electricite de France SA (France)	3,239	40,807
Entergy Corp.	2,118	218,006
Evergy, Inc.	922	55,458
Eversource Energy	759	57,502
Iberdrola SA (Spain)	7,468	74,428
NextEra Energy, Inc.	2,528	517,886
Otter Tail Corp.	486	25,666
PG&E Corp.*	167	3,828
PNM Resources, Inc.	605	30,801
Power Grid Corp. of India Ltd. (India)	4,078	12,233
Southern Co. (The)	2,364	130,682
Spark Energy, Inc. (Class A Stock)	611	6,837
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,829	13,022
Xcel Energy, Inc.	246	14,635

		1,325,870

Electrical Equipment — 0.4%
Energy Focus, Inc.*	3,926	1,608
Hubbell, Inc.	344	44,858
Idec Corp. (Japan)	300	5,646
Kendrion NV (Netherlands)	139	2,978
Mabuchi Motor Co. Ltd. (Japan)	300	10,285
Mitsubishi Electric Corp. (Japan)	9,700	128,119
nVent Electric PLC	653	16,188
Prysmian SpA (Italy)	1,416	29,187
Schneider Electric SE (France)	727	65,951
Sensata Technologies Holding PLC*	502	24,598
SGL Carbon SE (Germany)*	688	5,617
Teco Electric and Machinery Co. Ltd. (Taiwan)	4,000	2,939

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
Vicor Corp.*	334	$10,371

		348,345

Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	1,000	5,680
Amphenol Corp. (Class A Stock)	409	39,239
Carel Industries SpA (Italy), 144A	1,186	14,440
CDW Corp.	358	39,738
Cognex Corp.	454	21,783
Coherent, Inc.*	123	16,774
Corning, Inc.	83	2,758
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	4,100	16,442
Hexagon AB (Sweden) (Class B Stock)	1,139	63,308
Horiba Ltd. (Japan)	100	5,183
Ibiden Co. Ltd. (Japan)	1,200	21,093
Keysight Technologies, Inc.*	1,510	135,613
LRAD Corp.*	2,463	8,103
Murata Manufacturing Co. Ltd. (Japan)	1,400	63,160
Nippon Ceramic Co. Ltd. (Japan)	200	5,375
Oxford Instruments PLC (United Kingdom)	685	11,204
Renishaw PLC (United Kingdom)	136	7,354
RF Industries Ltd.	634	5,351
Sensirion Holding AG (Switzerland), 144A*	172	5,964
Sinbon Electronics Co. Ltd. (Taiwan)	3,059	11,206
Sunny Optical Technology Group Co. Ltd. (China)	1,100	11,397
Taiwan Union Technology Corp. (Taiwan)	3,000	12,060
TE Connectivity Ltd.	863	82,658
Trimble, Inc.*	652	29,412
Zebra Technologies Corp. (Class A Stock)*	115	24,091

		659,386

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	339	8,350
Computer Modelling Group Ltd. (Canada)	204	1,134
Dril-Quip, Inc.*	723	34,704
Ensco Rowan PLC (Class A Stock)(a)	425	3,625
Halliburton Co.	502	11,415
KLX Energy Services Holdings, Inc.*	390	7,968
McDermott International, Inc.*	626	6,047
Modec, Inc. (Japan)	300	8,504
Nabors Industries Ltd.	1,965	5,699
Oceaneering International, Inc.*	1,132	23,082
Schlumberger Ltd.	1,036	41,171
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	32	2,724
Superior Energy Services, Inc.*	1,331	1,730
Tecnicas Reunidas SA (Spain)	486	12,470
Tenaris SA (Luxembourg)	671	8,797
Tenaris SA (Luxembourg), ADR	534	14,050
WorleyParsons Ltd. (Australia)	2,409	24,947

		216,417

COMMON STOCKS (continued)	Shares	Value
Entertainment — 0.7%
Cineworld Group PLC (United Kingdom)	6,903	$22,265
DeNA Co. Ltd. (Japan)	1,000	19,178
Electronic Arts, Inc.*	555	56,199
Live Nation Entertainment, Inc.*	328	21,730
Netflix, Inc.*	593	217,821
Tencent Music Entertainment Group (China), ADR*(a)	1,150	17,239
Ubisoft Entertainment SA (France)*	467	36,506
Walt Disney Co. (The)	1,598	223,145
World Wrestling Entertainment, Inc. (Class A Stock)	249	17,980

		632,063

Equity Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust	1,018	27,863
Alexander & Baldwin, Inc.	532	12,289
Alexandria Real Estate Equities, Inc.	263	37,107
Allied Properties Real Estate Investment Trust (Canada)	287	10,382
American Campus Communities, Inc.	928	42,836
American Homes 4 Rent (Class A Stock)	1,427	34,690
American Tower Corp.	600	122,670
AvalonBay Communities, Inc.	482	97,933
Boston Properties, Inc.	168	21,672
Camden Property Trust	739	77,144
Canadian Apartment Properties REIT (Canada)	304	11,226
CapitaLand Commercial Trust (Singapore)	5,900	9,461
CapitaLand Mall Trust (Singapore)	7,630	14,833
Charter Hall Retail REIT (Australia)	1,955	5,999
Concentradora Fibra Danhos SA de CV (Mexico)	3,940	5,255
CoreCivic, Inc.	1,202	24,953
Crown Castle International Corp.	1,128	147,035
CubeSmart	1,144	38,255
CyrusOne, Inc.	36	2,078
Derwent London PLC (United Kingdom)	398	15,758
Digital Realty Trust, Inc.	66	7,774
Douglas Emmett, Inc.	1,498	59,680
EastGroup Properties, Inc.	389	45,116
EPR Properties	10	746
Equinix, Inc.	17	8,573
Equity Commonwealth	812	26,406
Equity LifeStyle Properties, Inc.	322	39,071
Equity Residential	1,566	118,891
Essex Property Trust, Inc.	245	71,523
Federal Realty Investment Trust	272	35,023
First Industrial Realty Trust, Inc.	302	11,095
Gecina SA (France)	106	15,873
Goodman Group (Australia)	1,432	15,122
Great Portland Estates PLC (United Kingdom)	4,350	37,775
HCP, Inc.	217	6,940
Healthcare Realty Trust, Inc.	1,307	40,935
Healthcare Trust of America, Inc. (Class A Stock)	1,218	33,410

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	193	$7,971
Hoshino Resorts REIT, Inc. (Japan)	4	20,555
Host Hotels & Resorts, Inc.	978	17,819
Hudson Pacific Properties, Inc.	581	19,330
Inmobiliaria Colonial Socimi SA (Spain)	3,789	42,207
InnSuites Hospitality Trust	7,602	11,555
Investors Real Estate Trust	372	21,825
JBG SMITH Properties	2,119	83,361
Kilroy Realty Corp.	302	22,291
Kimco Realty Corp.	550	10,164
Macerich Co. (The)(a)	991	33,189
Mitsui Fudosan Logistics Park, Inc. (Japan)	7	23,761
National Health Investors, Inc.	342	26,686
National Retail Properties, Inc.	25	1,325
National Storage REIT (Australia)	3,362	4,132
Nippon Accommodations Fund, Inc. (Japan)	4	22,422
Nippon Prologis REIT, Inc. (Japan)	4	9,245
Omega Healthcare Investors, Inc.	97	3,565
Paramount Group, Inc.	2,253	31,564
Pebblebrook Hotel Trust(a)	218	6,143
Prologis, Inc.	4,317	345,792
PS Business Parks, Inc.	64	10,786
Public Storage	822	195,776
Rayonier, Inc.	1,110	33,633
Realty Income Corp.	48	3,311
Regency Centers Corp.	628	41,913
Rexford Industrial Realty, Inc.	220	8,881
RLJ Lodging Trust	1,337	23,718
RPT Realty	1,660	20,103
Ryman Hospitality Properties, Inc.	331	26,841
Scentre Group (Australia)	5,853	15,768
Senior Housing Properties Trust	1,862	15,399
Shaftesbury PLC (United Kingdom)	798	8,140
Simon Property Group, Inc.	289	46,171
SL Green Realty Corp.	519	41,712
Spirit Realty Capital, Inc.	14	597
Sunstone Hotel Investors, Inc.	1,769	24,253
Taubman Centers, Inc.	491	20,048
Terreno Realty Corp.	797	39,085
Unibail-Rodamco-Westfield (France)	57	8,544
UNITE Group PLC (The) (United Kingdom)	958	11,854
Urban Edge Properties	2,240	38,819
Ventas, Inc.	1,037	70,879
VEREIT, Inc.	724	6,523
Vornado Realty Trust	479	30,704
Welltower, Inc.	180	14,675
Weyerhaeuser Co.	788	20,756
WP Carey, Inc.	134	10,878

		2,888,061

Food & Staples Retailing — 0.8%
Bid Corp. Ltd. (South Africa)	288	6,267
BIM Birlesik Magazalar A/S (Turkey)	740	10,175
Clicks Group Ltd. (South Africa)	907	13,239
Costco Wholesale Corp.	141	37,261

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
CP ALL PCL (Thailand)	34,300	$96,274
Georgia Healthcare Group PLC (Georgia), 144A	1,605	4,942
Jeronimo Martins SGPS SA (Portugal)	5,501	88,595
Kusuri no Aoki Holdings Co. Ltd. (Japan)	200	14,063
Majestic Wine PLC (United Kingdom)	1,139	3,720
Performance Food Group Co.*	374	14,971
President Chain Store Corp. (Taiwan)	2,000	19,358
PriceSmart, Inc.	130	6,646
Raia Drogasil SA (Brazil)	2,158	43,099
Rite Aid Corp.*(a)	774	6,200
Seven & i HoldingsCo. Ltd. (Japan)	2,900	98,217
Shoprite Holdings Ltd. (South Africa)	2,639	29,552
Sprouts Farmers Market, Inc.*	861	16,264
Wal-Mart de Mexico SAB de CV (Mexico)	8,300	22,655
Walmart, Inc.	879	97,121
X5 Retail Group NV (Russia), GDR	420	14,435
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	1,200	12,225
Yixintang Pharmaceutical Group Co. Ltd. (China) (Class A Stock)	2,166	8,979
Zur Rose Group AG (Switzerland)*	155	16,227

		680,485

Food Products — 1.5%
Bakkavor Group PLC (United Kingdom), 144A	4,019	6,135
Bunge Ltd.	261	14,540
Cal-Maine Foods, Inc.	99	4,130
China Mengniu Dairy Co. Ltd. (China)*	23,000	89,221
Conagra Brands, Inc.	5,865	155,540
Edita Food Industries SAE (Egypt), 144A, GDR^	158	897
Edita Food Industries SAE (Egypt), GDR^	432	2,452
Ezaki Glico Co. Ltd. (Japan)	900	40,016
Flowers Foods, Inc.	656	15,265
Hain Celestial Group, Inc. (The)*	1,184	25,930
Ingredion, Inc.	176	14,518
Kraft Heinz Co. (The)	212	6,580
McCormick & Co., Inc.(a)	252	39,062
Mondelez International, Inc. (Class A Stock)	2,154	116,101
Nestle SA (Switzerland)	1,913	198,016
Post Holdings, Inc.*	55	5,718
Sakata Seed Corp. (Japan)	200	5,849
Sanderson Farms, Inc.	91	12,427
TreeHouse Foods, Inc.*(a)	401	21,694
Tyson Foods, Inc. (Class A Stock)	5,978	482,664
Uni-President Enterprises Corp. (Taiwan)	6,307	16,793
Universal Robina Corp. (Philippines)	6,120	19,837

		1,293,385

Gas Utilities — 0.2%
Atmos Energy Corp.	1,445	152,534
National Fuel Gas Co.	411	21,680

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Gas Utilities (continued)
ONE Gas, Inc.	257	$23,207
Southwest Gas Holdings, Inc.	67	6,005

		203,426

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	275	23,128
Alcon, Inc. (Switzerland), (NYSE)*	1,313	81,472
Alcon, Inc. (Switzerland), (SWX)*	273	16,904
Ambu A/S (Denmark) (Class B Stock)	1,112	18,020
AxoGen, Inc.*	569	11,266
Becton, Dickinson & Co.	2,528	637,081
Biocartis NV (Belgium), 144A*	254	3,014
BioMerieux (France)	36	2,982
Boston Scientific Corp.*	2,610	112,178
Cerus Corp.*	2,227	12,516
Cochlear Ltd. (Australia)	131	19,052
ConvaTec Group PLC (United Kingdom), 144A	11,337	21,004
Cooper Cos., Inc. (The)	147	49,523
Danaher Corp.	4,493	642,140
DexCom, Inc.*	295	44,203
Eiken Chemical Co. Ltd. (Japan)	200	3,173
Elekta AB (Sweden) (Class B Stock)	1,927	28,003
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,624	27,211
Getinge AB (Sweden) (Class B Stock)	3,161	49,808
Haemonetics Corp.*	86	10,349
Hologic, Inc.*	39	1,873
ICU Medical, Inc.*	68	17,130
Inogen, Inc.*	78	5,207
Insulet Corp.*	130	15,519
Intuitive Surgical, Inc.*	302	158,414
iRhythm Technologies, Inc.*	43	3,401
Koninklijke Philips NV (Netherlands)	2,607	113,404
LivaNova PLC*	700	50,372
Medtronic PLC	2,834	276,003
Neogen Corp.*	416	25,838
Nikkiso Co. Ltd. (Japan)	500	6,672
Osstem Implant Co. Ltd. (South Korea)*	249	16,160
Penumbra, Inc.*	48	7,680
Quidel Corp.*	176	10,440
Smith & Nephew PLC (United Kingdom)	3,114	67,435
STAAR Surgical Co.*	218	6,405
Stryker Corp.	2,026	416,505
Tactile Systems Technology, Inc.*	176	10,018
Tandem Diabetes Care, Inc.*	173	11,162
Teleflex, Inc.	116	38,413
Terumo Corp. (Japan)	1,200	35,873
West Pharmaceutical Services, Inc.	302	37,795
Wright Medical Group NV*	661	19,711
Zimmer Biomet Holdings, Inc.	403	47,449

		3,211,906

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.*	354	12,372
Ambea AB (Sweden), 144A	829	5,579
Amedisys, Inc.*	41	4,978
Amplifon SpA (Italy)	1,672	39,152
Anthem, Inc.	706	199,240

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.*	1,430	$10,310
Centene Corp.*	582	30,520
Cigna Corp.	2,305	363,153
Community Health Systems, Inc.*(a)	1,334	3,562
CVS Health Corp.	934	50,894
Encompass Health Corp.	174	11,025
Fresenius SE & Co. KGaA (Germany)	358	19,431
HCA Healthcare, Inc.	817	110,434
Healius Ltd. (Australia)	12,663	26,874
HealthEquity, Inc.*	80	5,232
Humana, Inc.	35	9,285
Integrated Diagnostics Holdings PLC (Egypt), 144A	1,564	7,770
Molina Healthcare, Inc.*	63	9,018
Odontoprev SA (Brazil)	3,200	15,217
Quorum Health Corp.*	1,140	1,585
Terveystalo OYJ (Finland), 144A*	858	8,927
UnitedHealth Group, Inc.	1,927	470,207
WellCare Health Plans, Inc.*	183	52,168

		1,466,933

Health Care Technology — 0.1%
Teladoc Health, Inc.*	447	29,685
Veeva Systems, Inc. (Class A Stock)*	233	37,772

		67,457

Hotels, Restaurants & Leisure — 1.7%
Aramark	397	14,316
Basic-Fit NV (Netherlands), 144A*	124	4,367
Bloomin’ Brands, Inc.	1,186	22,427
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	10,500	27,519
Denny’s Corp.*	1,228	25,211
Domino’s Pizza, Inc.	116	32,280
Eldorado Resorts, Inc.*	317	14,604
Galaxy Entertainment Group Ltd. (Macau)	2,000	13,485
Hilton Grand Vacations, Inc.*	660	21,001
Hilton Worldwide Holdings, Inc.	1,477	144,362
HIS Co. Ltd. (Japan)	200	4,981
Huazhu Group Ltd. (China), ADR	274	9,933
Jack in the Box, Inc.	304	24,743
Las Vegas Sands Corp.	522	30,845
Marriott International, Inc. (Class A Stock)	1,256	176,204
McDonald’s Corp.	1,619	336,202
MGM Resorts International	2,915	83,282
Nathan’s Famous, Inc.	302	23,592
Norwegian Cruise Line Holdings Ltd.*	112	6,007
Planet Fitness, Inc. (Class A Stock)*	146	10,576
Playtech PLC (United Kingdom)	7,061	38,366
Restaurant Brands International, Inc. (Canada)	1,295	90,054
Round One Corp. (Japan)	1,000	12,697
Royal Caribbean Cruises Ltd.	347	42,060
Vail Resorts, Inc.	89	19,863
Wyndham Destinations, Inc.	301	13,214
Wyndham Hotels & Resorts, Inc.	333	18,561
Wynn Resorts Ltd.(a)	226	28,022

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	1,236	$136,788

		1,425,562

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	8,197	11,097
Century Communities, Inc.*	933	24,799
Fujitsu General Ltd. (Japan)	3,700	58,991
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	10,300	82,498
Haier Electronics Group Co. Ltd. (Hong Kong)	7,000	19,447
MDC Holdings, Inc.	788	25,831
Midea Group Co. Ltd. (China) (Class A Stock)	700	5,288
NVR, Inc.*	12	40,443
Skyline Champion Corp.*	636	17,414
Tempur Sealy International, Inc.*	299	21,938
ZAGG, Inc.*	139	967

		308,713

Household Products — 0.4%
Colgate-Palmolive Co.	173	12,399
Essity AB (Sweden) (Class B Stock)	5,774	177,390
Kimberly-Clark Corp.	365	48,647
Opple Lighting Co. Ltd. (China) (Class A Stock)	2,430	11,415
Reckitt Benckiser Group PLC (United Kingdom)	696	54,922

		304,773

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	40,000	25,684
Electric Power Development Co. Ltd. (Japan)	500	11,375
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	28,000	7,725
NTPC Ltd. (India)	51,050	104,604
Vistra Energy Corp.	1,017	23,025

		172,413

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	17	2,387
CK Hutchison Holdings Ltd. (Hong Kong)	4,868	47,928
DCC PLC (United Kingdom)	243	21,700
Fosun International Ltd. (China)	22,000	29,268
General Electric Co.	33,693	353,777
Honeywell International, Inc.	2,172	379,209
Jardine Matheson Holdings Ltd. (Hong Kong)	1,300	81,716
Roper Technologies, Inc.	889	325,605
Siemens AG (Germany)	549	65,334
SM Investments Corp. (Philippines)	3,307	62,523
Smiths Group PLC (United Kingdom)	2,127	42,319

		1,411,766

Insurance — 3.4%
AIA Group Ltd. (Hong Kong)	28,200	304,927
Allianz SE (Germany)	403	97,194

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
American International Group, Inc.	10,148	$540,686
Aon PLC	551	106,332
Arch Capital Group Ltd.*	1,276	47,314
Argo Group International Holdings Ltd.	358	26,510
AXA SA (France)	1,505	39,524
Chubb Ltd.	1,929	284,122
CNA Financial Corp.	547	25,747
CNO Financial Group, Inc.	1,403	23,402
Fidelity National Financial, Inc.	348	14,024
First American Financial Corp.	470	25,239
Japan Post Holdings Co. Ltd. (Japan)	3,700	41,912
Korean Reinsurance Co. (South Korea)	443	3,346
Markel Corp.*	32	34,867
Marsh & McLennan Cos., Inc.	2,910	290,273
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	237	59,499
Old Republic International Corp.	1,410	31,556
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	26,000	28,050
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	5,000	60,114
Progressive Corp. (The)	912	72,896
Prudential PLC (United Kingdom)	6,059	132,212
RenaissanceRe Holdings Ltd. (Bermuda)	208	37,026
Sampo OYJ (Finland) (Class A Stock)	1,321	62,374
Sanlam Ltd. (South Africa)	6,743	37,443
Sompo Holdings, Inc. (Japan)	1,200	46,397
Steadfast Group Ltd. (Australia)	4,326	10,666
Suncorp Group Ltd. (Australia)	4,375	41,358
Unico American Corp.*	170	1,046
White Mountains Insurance Group Ltd.	28	28,601
Willis Towers Watson PLC	1,524	291,907
Zurich Insurance Group AG (Switzerland)	284	98,716

		2,945,280

Interactive Media & Services — 3.0%
58.com, Inc. (China), ADR*	1,050	65,279
Alphabet, Inc. (Class A Stock)*	95	102,866
Alphabet, Inc. (Class C Stock)*	641	692,863
Baidu, Inc. (China), ADR*	167	19,599
Facebook, Inc. (Class A Stock)*	3,922	756,946
IAC/InterActiveCorp*	277	60,256
Kakaku.com, Inc. (Japan)	300	5,802
Mail.Ru Group Ltd. (Russia), GDR*	1,555	39,735
Match Group, Inc.	309	20,786
NAVER Corp. (South Korea)	1,127	111,508
Scout24 AG (Germany), 144A*	449	23,863
Snap, Inc., Class A Stock*	2,151	30,759
Solocal Group (France)*	7,571	7,808
Tencent Holdings Ltd. (China)	11,000	496,803
Wise Talent Information Technology Co. Ltd. (China)*	3,800	10,060
Yahoo Japan Corp. (Japan)	17,100	50,323
Yandex NV (Russia) (Class A Stock)*	431	16,378
YY, Inc. (China), ADR*	192	13,381

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Interactive Media & Services (continued)
Zillow Group, Inc. (Class A Stock)*	359	$16,428
Zillow Group, Inc. (Class C Stock)*	308	14,288

		2,555,731

Internet & Direct Marketing Retail — 3.2%
Alibaba Group Holding Ltd. (China), ADR*	3,680	623,576
Amazon.com, Inc.*	637	1,206,242
ASOS PLC (United Kingdom)*(a)	680	22,061
Baozun, Inc. (China), ADR*(a)	279	13,911
Booking Holdings, Inc.*	134	251,211
Ctrip.com International Ltd. (China), ADR*	1,041	38,423
Etsy, Inc.*	135	8,285
Farfetch Ltd. (United Kingdom) (Class A Stock)*	1,453	30,222
GrubHub, Inc.*(a)	143	11,153
MercadoLibre, Inc. (Argentina)*	128	78,307
Naspers Ltd. (South Africa) (Class N Stock)	1,100	267,468
Ocado Group PLC (United Kingdom)*	1,650	24,451
Qurate Retail, Inc.*	808	10,011
Rakuten, Inc. (Japan)	1,700	20,281
Shop Apotheke Europe NV (Netherlands), 144A*	153	5,999
Takeaway.com NV (Netherlands), 144A*	238	22,320
Trainline PLC (United Kingdom), 144A*	2,412	12,625
Wayfair, Inc. (Class A Stock)*	70	10,220
Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	100	1,472
Zalando SE (Germany), 144A*	1,613	71,572
ZOZO, Inc. (Japan)	500	9,382

		2,739,192

IT Services — 4.0%
Accenture PLC (Class A Stock)	892	164,815
Amadeus IT Group SA (Spain)	1,293	102,595
Automatic Data Processing, Inc.	522	86,302
Black Knight, Inc.*	911	54,797
Booz Allen Hamilton Holding Corp.	923	61,112
Cognizant Technology Solutions Corp. (Class A Stock)	368	23,327
CoreLogic, Inc.*	675	28,235
CSG Systems International, Inc.	622	30,372
EPAM Systems, Inc.*	310	53,661
Euronet Worldwide, Inc.*	130	21,871
Fidelity National Information Services, Inc.	2,479	304,124
First Data Corp. (Class A Stock)*	638	17,271
Fiserv, Inc.*	1,223	111,489
FleetCor Technologies, Inc.*	497	139,582
Fujitsu Ltd. (Japan)	600	41,877
Global Payments, Inc.	912	146,039
GoDaddy, Inc. (Class A Stock)*	288	20,203
Hexaware Technologies Ltd. (India)	2,516	13,812
Indra Sistemas SA (Spain)*	1,998	20,209
Infosys Ltd. (India)	1,218	12,944

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Keywords Studios PLC (Ireland)	886	$20,593
Leidos Holdings, Inc.	310	24,753
LiveRamp Holdings, Inc.*	434	21,040
Mastercard, Inc. (Class A Stock)	1,904	503,665
Network International Holdings PLC (United Arab Emirates), 144A*	4,098	30,971
NEXTDC Ltd. (Australia)*	2,341	10,657
Okta, Inc.*	132	16,303
PayPal Holdings, Inc.*	2,091	239,336
Shopify, Inc. (Canada) (Class A Stock)*	187	56,202
Square, Inc. (Class A Stock)*	202	14,651
StoneCo Ltd. (Brazil) (Class A Stock)*	1,641	48,541
Total System Services, Inc.	178	22,832
TravelSky Technology Ltd. (China) (Class H Stock)	6,000	12,077
Twilio, Inc. (Class A Stock)*	136	18,544
Visa, Inc. (Class A Stock)	4,356	755,984
WEX, Inc.*	148	30,799
Wirecard AG (Germany)	227	38,455
Wix.com Ltd. (Israel)*	153	21,741
Worldpay, Inc. (Class A Stock)*	1,007	123,408

		3,465,189

Leisure Products — 0.1%
American Outdoor Brands Corp.*	567	5,109
Brunswick Corp.	374	17,163
Polaris Industries, Inc.	166	15,144
Sega Sammy Holdings, Inc. (Japan)	2,900	35,267
Spin Master Corp. (Canada), 144A*	721	20,850
Thule Group AB (Sweden), 144A	928	22,947
YETI Holdings, Inc.*	47	1,360

		117,840

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	1,383	103,269
Charles River Laboratories International, Inc.*	164	23,272
Eurofins Scientific SE (Luxembourg)	37	16,388
Illumina, Inc.*	10	3,681
Lonza Group AG (Switzerland)*	270	91,300
PRA Health Sciences, Inc.*	93	9,221
Syneos Health, Inc.*	198	10,116
Tecan Group AG (Switzerland)	110	28,507
Thermo Fisher Scientific, Inc.	2,033	597,051

		882,805

Machinery — 1.0%
Aalberts NV (Netherlands)	219	8,605
AGCO Corp.	43	3,335
Aida Engineering Ltd. (Japan)	700	5,415
Aumann AG (Germany), 144A	101	2,160
Colfax Corp.*	947	26,544
Epiroc AB (Sweden) (Class B Stock)	675	6,684
Escorts Ltd. (India)	858	6,670
Flowserve Corp.	80	4,215
Fortive Corp.	2,026	165,159
Fujitec Co. Ltd. (Japan)	900	11,797
GEA Group AG (Germany)	1,141	32,482
Gima TT SpA (Italy), 144A	417	3,867

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Graco, Inc.	753	$37,786
Hoshizaki Corp. (Japan)	400	29,847
Illinois Tool Works, Inc.	563	84,906
Impro Precision Industries Ltd., 144A*	21,000	8,092
Knorr-Bremse AG (Germany)	296	33,021
Konecranes OYJ (Finland)	218	8,333
Lincoln Electric Holdings, Inc.	324	26,672
Lonking Holdings Ltd. (China)	4,000	1,066
Manitex International, Inc.*	643	3,929
METAWATER Co. Ltd. (Japan)	300	9,301
Middleby Corp. (The)*(a)	190	25,783
Miura Co. Ltd. (Japan)	300	9,283
Norma Group SE (Germany)	265	10,996
Obara Group, Inc. (Japan)	200	6,807
Oshkosh Corp.	248	20,705
PACCAR, Inc.	1,009	72,305
Piovan SpA (Italy), 144A	579	4,374
Rotork PLC (United Kingdom)	2,135	8,589
Sandvik AB (Sweden)	320	5,871
SG Blocks, Inc.*	1,408	1,011
Spirax-Sarco Engineering PLC (United Kingdom)	136	15,885
Stanley Black & Decker, Inc.	317	45,841
Toro Co. (The)	104	6,958
Trinity Industries, Inc.	669	13,882
WABCO Holdings, Inc.*	188	24,929
Wartsila OYJ Abp (Finland)	639	9,282
Weir Group PLC (The) (United Kingdom)	1,460	28,720
Xylem, Inc.	83	6,942

		838,049

Marine — 0.0%
Kirby Corp.*	293	23,147
SITC International Holdings Co. Ltd. (China)	16,000	16,317

		39,464

Media — 0.9%
A.H. Belo Corp. (Class A Stock)	337	1,244
Altice USA, Inc. (Class A Stock)*	1,032	25,129
Ascential PLC (United Kingdom), 144A	7,176	32,522
Cable One, Inc.	25	29,275
Comcast Corp. (Class A Stock)	6,036	255,202
Criteo SA (France), ADR*	527	9,070
CyberAgent, Inc. (Japan)	300	10,900
Eutelsat Communications SA (France)	1,213	22,677
Fox Corp. (Class A Stock)	871	31,913
Fox Corp. (Class B Stock)	1,497	54,685
Liberty Broadband Corp. (Class A Stock)*	156	16,043
Liberty Broadband Corp. (Class C Stock)*	321	33,455
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,106	29,851
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,179	31,279
Liberty Latin America Ltd. (Chile) (Class A Stock)*	751	12,940

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Latin America Ltd. (Chile) (Class C Stock)*	2,580	$44,350
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	391	14,784
Omnicom Group, Inc.	225	18,439
oOh!media Ltd. (Australia)	2,457	6,740
Sirius XM Holdings, Inc.	1,923	10,730
TuanChe Ltd. (China), ADR*	124	379
WPP PLC (United Kingdom)	3,451	43,462
YouGov PLC (United Kingdom)	2,359	15,714

		750,783

Metals & Mining — 2.2%
Agnico Eagle Mines Ltd. (Canada)	455	23,328
Alamos Gold, Inc. (Canada) (Class A Stock)	302	1,822
Alcoa Corp.*	215	5,033
Alrosa PJSC (Russia)	9,430	12,882
Alumina Ltd. (Australia)	11,466	18,811
Anglo American Platinum Ltd. (South Africa)	177	10,525
Anglo American PLC (South Africa)	936	26,730
AngloGold Ashanti Ltd. (South Africa)	865	15,542
Antofagasta PLC (Chile)	3,272	38,708
ArcelorMittal (Luxembourg)	1,239	22,237
B2Gold Corp. (Canada)*	821	2,495
Barrick Gold Corp. (Canada)	4,754	75,037
BHP Group Ltd. (Australia)	8,925	258,013
BHP Group PLC (Australia)	1,730	44,273
BlueScope Steel Ltd. (Australia)	1,135	9,615
Boliden AB (Sweden)	1,413	36,200
Centamin PLC (Egypt)	4,126	5,998
Centerra Gold, Inc. (Canada)*	265	1,866
China Steel Corp. (Taiwan)	18,000	14,460
Cia de Minas Buenaventura SAA (Peru), ADR	645	10,752
Cleveland-Cliffs, Inc.(a)	1,259	13,434
Coeur Mining, Inc.*	1,233	5,351
Detour Gold Corp. (Canada)*	781	9,852
Evolution Mining Ltd. (Australia)	2,404	7,378
First Quantum Minerals Ltd. (Zambia)	600	5,700
Fortescue Metals Group Ltd. (Australia)	2,695	17,090
Franco-Nevada Corp. (Canada)	1,484	125,957
Freeport-McMoRan, Inc.	1,602	18,599
Fresnillo PLC (Mexico)	906	10,011
Glencore PLC (Switzerland)*	10,002	34,788
Gold Fields Ltd. (South Africa)	1,712	9,316
Gold Resource Corp.	1,936	6,544
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	3,500	9,322
Hitachi Metals Ltd. (Japan)	4,100	46,441
Impala Platinum Holdings Ltd. (South Africa)*	2,049	10,140
Independence Group NL (Australia)	3,912	12,946
Industrias Penoles SAB de CV (Mexico)	557	7,178
JFE Holdings, Inc. (Japan)	700	10,325
Kinross Gold Corp. (Canada)*	2,600	10,046
Kirkland Lake Gold Ltd. (Canada)	1,008	43,428

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Lundin Mining Corp. (Chile)	426	$2,345
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,000	24,112
MMC Norilsk Nickel PJSC (Russia)	90	20,324
Newcrest Mining Ltd. (Australia)	1,494	33,614
Newmont Goldcorp Corp., (NYSE)	1,312	50,473
Newmont Goldcorp Corp., (XTSE)	398	15,263
Nippon Steel Corp. (Japan)	1,400	24,121
Norsk Hydro ASA (Norway)	3,036	10,870
Northern Star Resources Ltd. (Australia)	2,828	23,147
Nucor Corp.	384	21,158
Osisko Gold Royalties Ltd. (Canada)	572	5,962
POSCO (South Korea)	115	24,338
Regis Resources Ltd. (Australia)	2,090	7,751
Reliance Steel & Aluminum Co.	308	29,143
Rio Tinto Ltd. (Australia)	269	19,629
Rio Tinto PLC (Australia)	2,257	139,828
Royal Gold, Inc.	122	12,504
Sandstorm Gold Ltd. (Canada)*	1,090	6,051
Saracen Mineral Holdings Ltd. (Australia)*	6,618	17,130
SEMAFO, Inc. (Canada)*	3,218	12,680
South32 Ltd. (Australia)	49,451	110,317
Southern Copper Corp. (Peru)	1,100	42,735
Steel Dynamics, Inc.	826	24,945
Sumitomo Metal Mining Co. Ltd. (Japan)	1,500	44,987
Teck Resources Ltd. (Canada) (Class B Stock)	1,540	35,512
thyssenkrupp AG (Germany)	659	9,614
Torex Gold Resources, Inc. (Canada)*	422	4,337
United States Steel Corp.	453	6,935
Vale SA (Brazil)	4,620	62,335
voestalpine AG (Austria)	214	6,642
Wheaton Precious Metals Corp. (Canada)	628	15,188
Worthington Industries, Inc.	48	1,933

		1,914,096

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	1,870	31,453
Annaly Capital Management, Inc.	3,938	35,954
Apollo Commercial Real Estate Finance, Inc.	1,338	24,606
Cherry Hill Mortgage Investment Corp.	1,168	18,688
Ellington Residential Mortgage REIT	880	9,469
Ready Capital Corp.	1,324	19,728
Two Harbors Investment Corp.	1,900	24,073

		163,971

Multiline Retail — 0.6%
Dollar General Corp.	1,702	230,042
Dollar Tree, Inc.*	1,653	177,516
Lojas Renner SA (Brazil)	3,688	45,140
Next PLC (United Kingdom)	620	43,514
SACI Falabella (Chile)	251	1,639

		497,851

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities — 0.8%
DTE Energy Co.	327	$41,817
Engie SA (France)	3,779	57,271
NiSource, Inc.	2,935	84,528
Sempra Energy(a)	3,422	470,320

		653,936

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	120	8,467
Arch Coal, Inc. (Class A Stock)	275	25,908
BP PLC (United Kingdom)	4,940	34,471
BP PLC (United Kingdom), ADR	5,184	216,173
Cabot Oil & Gas Corp.	483	11,090
Cairn Energy PLC (United Kingdom)*	2,153	4,741
California Resources Corp.*(a)	198	3,897
Cameco Corp. (Canada)	1,132	12,136
Canadian Natural Resources Ltd. (Canada)	1,517	40,904
Centennial Resource Development, Inc. (Class A Stock)*	593	4,501
Cheniere Energy, Inc.*	87	5,955
Chesapeake Energy Corp.*	2,115	4,124
Chevron Corp.	100	12,444
Concho Resources, Inc.(a)	913	94,203
ConocoPhillips	620	37,820
Continental Resources, Inc.*	313	13,174
Denbury Resources, Inc.*	1,712	2,123
Devon Energy Corp.	1,717	48,969
Diamondback Energy, Inc.	233	25,390
Enbridge, Inc. (Canada)	330	11,906
Encana Corp. (Canada)	890	4,566
EOG Resources, Inc.	1,563	145,609
Equinor ASA (Norway)	734	14,471
Exxon Mobil Corp.	176	13,487
Galp Energia SGPS SA (Portugal)	9,834	151,445
Gulfport Energy Corp.*	1,222	6,000
Inpex Corp. (Japan)	1,300	11,774
Jagged Peak Energy, Inc.*	442	3,655
Kelt Exploration Ltd. (Canada)*	470	1,400
Kosmos Energy Ltd. (Ghana)	3,566	22,359
Lundin Petroleum AB (Sweden)	273	8,488
Magnolia Oil & Gas Corp. (Class A Stock)*	386	4,470
Marathon Petroleum Corp.	225	12,573
Murphy Oil Corp.(a)	395	9,737
Occidental Petroleum Corp.	4,796	241,143
Parsley Energy, Inc. (Class A Stock)*	535	10,170
PDC Energy, Inc.*	402	14,496
Penn Virginia Corp.*	266	8,161
Petronet LNG Ltd. (India)	8,489	30,151
Phillips 66	71	6,641
Pioneer Natural Resources Co.	288	44,312
Plains GP Holdings LP (Class A Stock)*	258	6,442
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,611	118,318
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	10,380	50,887
SM Energy Co.	677	8,476
Suncor Energy, Inc. (Canada)	330	10,283

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	1,467	$57,594
TC Energy Corp. (Canada), (NYSE)	6,010	297,615
TC Energy Corp. (Canada), (XTSE)	1,061	52,598
Torchlight Energy Resources, Inc.*(a)	2,568	3,647
TOTAL SA (France)	6,116	342,636
TOTAL SA (France), ADR	3,096	172,726
TransAtlantic Petroleum Ltd.*	3,356	2,417
Valero Energy Corp.	143	12,242
World Fuel Services Corp.	678	24,381
WPX Energy, Inc.*	1,349	15,527

		2,559,293

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	1,035	27,138
Mercer International, Inc. (Canada)	1,320	20,420
Mondi PLC (United Kingdom)	208	4,735
Quintis Ltd. (Australia)^*	4,025	—
Suzano SA (Brazil)	1,347	11,509
Verso Corp. (Class A Stock)*	329	6,268
West Fraser Timber Co. Ltd. (Canada)	240	10,941

		81,011

Personal Products — 0.2%
Hengan International Group Co. Ltd. (China)	3,000	22,087
LG Household & Health Care Ltd. (South Korea)	100	113,705
Medifast, Inc.	71	9,109
Nu Skin Enterprises, Inc. (Class A Stock)	408	20,122
USANA Health Sciences, Inc.*	232	18,428

		183,451

Pharmaceuticals — 2.7%
Aerie Pharmaceuticals, Inc.*	146	4,314
Akorn, Inc.*	514	2,647
Astellas Pharma, Inc. (Japan)	4,600	65,630
AstraZeneca PLC (United Kingdom), ADR	2,565	105,883
Bayer AG (Germany)	2,325	160,783
Catalent, Inc.*	222	12,035
Chugai Pharmaceutical Co. Ltd. (Japan)	600	39,239
Corcept Therapeutics, Inc.*	573	6,389
CSPC Pharmaceutical Group Ltd. (China)	6,000	9,680
Daiichi Sankyo Co. Ltd. (Japan)	500	26,157
Durect Corp.*	3,335	2,174
Elanco Animal Health, Inc.*(a)	4,007	135,437
Eli Lilly & Co.	231	25,593
Endo International PLC*	688	2,835
GlaxoSmithKline PLC (United Kingdom), ADR(a)	2,824	113,016
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A*	6,000	15,861
Horizon Therapeutics PLC*	691	16,625
Johnson & Johnson	1,144	159,336
Laboratorios Farmaceuticos Rovi SA (Spain)	711	16,253

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	2,500	$8,333
Merck & Co., Inc.	2,435	204,175
Merck KGaA (Germany)	337	35,234
MyoKardia, Inc.*	109	5,465
Novartis AG (Switzerland)	1,565	142,842
Pfizer, Inc.	11,093	480,549
Reata Pharmaceuticals, Inc. (Class A Stock)*	68	6,416
Roche Holding AG (Switzerland)	701	197,378
SSY Group Ltd. (Hong Kong)	8,000	7,228
Supernus Pharmaceuticals, Inc.*	160	5,294
Takeda Pharmaceutical Co. Ltd. (Japan)	6,409	227,738
Torrent Pharmaceuticals Ltd. (India)	511	11,451
Zoetis, Inc.	955	108,383
Zogenix, Inc.*	156	7,454

		2,367,827

Professional Services — 0.5%
Adecco Group AG (Switzerland)	447	26,873
ALS Ltd. (Australia)	1,368	7,052
CBIZ, Inc.*	1,126	22,058
CoStar Group, Inc.*	94	52,082
DKSH Holding AG (Switzerland)	268	15,709
en-japan, Inc. (Japan)	700	27,360
Equifax, Inc.	496	67,079
IHS Markit Ltd.*	52	3,313
Insperity, Inc.	72	8,794
Intertrust NV (Netherlands), 144A	568	11,729
Korn Ferry	526	21,077
ManpowerGroup, Inc.	140	13,524
Nielsen Holdings PLC	202	4,565
Outsourcing, Inc. (Japan)	1,600	19,486
Persol Holdings Co. Ltd. (Japan)	3,000	70,738
TeamLease Services Ltd. (India)*	216	9,221
TransUnion	422	31,021
UT Group Co. Ltd. (Japan)	100	2,437

		414,118

Real Estate Management & Development — 0.5%
ADO Properties SA (Germany), 144A	384	15,897
Aedas Homes SAU (Spain), 144A*	606	14,461
Altus Group Ltd. (Canada)	582	14,253
BR Malls Participacoes SA (Brazil)	2,054	7,692
China Overseas Land & Investment Ltd. (China)	10,000	36,881
Grainger PLC (United Kingdom)	1,441	4,492
Hang Lung Properties Ltd. (Hong Kong)	6,000	14,287
Heiwa Real Estate Co. Ltd. (Japan)	400	8,185
Hongkong Land Holdings Ltd. (Hong Kong)	7,000	45,103
Hufvudstaden AB (Sweden) (Class A Stock)	897	15,255
Hysan Development Co. Ltd. (Hong Kong)	3,000	15,513
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,200	14,269

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Instone Real Estate Group AG (Germany), 144A*	668	$15,040
Jones Lang LaSalle, Inc.	173	24,339
Kojamo OYJ (Finland)	896	13,415
Mitsubishi Estate Co. Ltd. (Japan)	900	16,785
Mitsui Fudosan Co. Ltd. (Japan)	1,000	24,309
Multiplan Empreendimentos Imobiliarios SA (Brazil)	974	7,039
PSP Swiss Property AG (Switzerland)	583	68,155
Realogy Holdings Corp.	1,062	7,689
Shurgard Self Storage SA (Belgium)	239	8,658
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	33,931

		425,648

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada), (NYSE)	169	39,756
Canadian Pacific Railway Ltd. (Canada), (XTSE)	197	46,398
CSX Corp.	522	40,387
Hertz Global Holdings, Inc.*(a)	609	9,720
J.B. Hunt Transport Services, Inc.	658	60,148
Kansas City Southern	207	25,217
Norfolk Southern Corp.	35	6,977
Old Dominion Freight Line, Inc.	102	15,224
PAM Transportation Services, Inc.*	275	17,050
Union Pacific Corp.	686	116,009

		376,886

Semiconductors & Semiconductor Equipment — 2.5%
AIXTRON SE (Germany)*	2,381	22,796
ams AG (Austria)*	251	9,871
Analog Devices, Inc.	868	97,971
Applied Materials, Inc.	561	25,194
ASML Holding NV (Netherlands), (AEX)	694	144,786
ASML Holding NV (Netherlands), (NASDAQ)	349	72,568
Broadcom, Inc.	399	114,856
Cree, Inc.*(a)	336	18,876
Cypress Semiconductor Corp.	1,310	29,134
DB HiTek Co. Ltd. (South Korea)	736	9,441
Disco Corp. (Japan)	300	49,436
Infineon Technologies AG (Germany)	952	16,801
IQE PLC (United Kingdom)*(a)	21,869	16,924
KLA-Tencor Corp.	99	11,702
Lam Research Corp.	17	3,193
LEENO Industrial, Inc. (South Korea)	104	5,392
Machvision, Inc. (Taiwan)	1,000	11,951
Marvell Technology Group Ltd.	2,622	62,587
Maxim Integrated Products, Inc.	1,328	79,441
Microchip Technology, Inc.(a)	647	56,095
Micron Technology, Inc.*	2,513	96,977
MKS Instruments, Inc.	172	13,397
Monolithic Power Systems, Inc.	169	22,947
NVIDIA Corp.	49	8,047
NXP Semiconductors NV (Netherlands)	3,026	295,368
QUALCOMM, Inc.	2,547	193,750
QuickLogic Corp.*	6,901	3,971

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silergy Corp. (China)	1,000	$19,644
SK Hynix, Inc. (South Korea)	342	20,588
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	43,000	329,411
Teradyne, Inc.	470	22,518
Texas Instruments, Inc.	2,264	259,817
Tokyo Electron Ltd. (Japan)	200	28,137
Universal Display Corp.	57	10,719
Xilinx, Inc.	116	13,679

		2,197,985

Software — 4.4%
2U, Inc.*	317	11,932
Aspen Technology, Inc.*	23	2,858
Atlassian Corp. PLC (Class A Stock)*	53	6,935
CDK Global, Inc.	509	25,165
Ceridian HCM Holding, Inc.*	664	33,333
Cornerstone OnDemand, Inc.*	444	25,721
Cyient Ltd. (India)	1,100	8,648
Descartes Systems Group, Inc. (The) (Canada)*	400	14,799
Douzone Bizon Co. Ltd. (South Korea)	188	10,152
First Derivatives PLC (United Kingdom)	541	24,498
Globant SA (Argentina)*	276	27,890
Guidewire Software, Inc.*	259	26,257
HubSpot, Inc.*	71	12,107
Intuit, Inc.	812	212,200
LogMeIn, Inc.	119	8,768
Microsoft Corp.	13,966	1,870,885
Netcompany Group A/S (Denmark), 144A*	235	9,473
New Relic, Inc.*	117	10,122
Nutanix, Inc. (Class A Stock)*	91	2,361
Palo Alto Networks, Inc.*	166	33,824
Paycom Software, Inc.*	94	21,312
PTC, Inc.*	290	26,030
RingCentral, Inc. (Class A Stock)*	156	17,927
salesforce.com, Inc.*	1,240	188,145
Sansan, Inc. (Japan)*	100	5,268
SAP SE (Germany)	501	68,831
ServiceNow, Inc.*	951	261,116
Sophos Group PLC (United Kingdom), 144A	1,916	9,615
Splunk, Inc.*	1,232	154,924
SS&C Technologies Holdings, Inc.	483	27,826
Symantec Corp.	2,364	51,441
Synopsys, Inc.*	1,079	138,856
Tableau Software, Inc. (Class A Stock)*	339	56,281
Temenos AG (Switzerland)*	30	5,372
Trade Desk, Inc. (The) (Class A Stock)*	68	15,489
Trend Micro, Inc. (Japan)	400	17,825
VMware, Inc. (Class A Stock)	839	140,289
WANdisco PLC (United Kingdom)*	704	4,023
Workday, Inc. (Class A Stock)*	775	159,324
Zendesk, Inc.*	222	19,765
Zoom Video Communications, Inc. (Class A Stock)*	34	3,019

		3,770,606

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail — 0.7%
American Eagle Outfitters, Inc.	1,197	$20,229
Burlington Stores, Inc.*	196	33,349
Carvana Co.*	74	4,632
Dick’s Sporting Goods, Inc.	677	23,445
Dufry AG (Switzerland)*	114	9,646
Five Below, Inc.*	79	9,482
GrandVision NV (Netherlands), 144A	676	15,696
Hikari Tsushin, Inc. (Japan)	100	21,838
Home Depot, Inc. (The)	469	97,538
Michaels Cos., Inc. (The)*	773	6,725
Nextage Co. Ltd. (Japan)	500	5,065
RH*	52	6,011
Ross Stores, Inc.	2,625	260,190
SMCP SA (France), 144A*	1,068	18,071
Tractor Supply Co.	340	36,992
Ulta Beauty, Inc.*	45	15,610
VT Holdings Co. Ltd. (Japan)	1,200	4,678
Watches of Switzerland Group PLC (United Kingdom), 144A*	2,232	7,873
Yellow Hat Ltd. (Japan)	800	10,692
Zumiez, Inc.*	49	1,279

		609,041

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,286	254,525
Catcher Technology Co. Ltd. (Taiwan)	2,000	14,358
Dell Technologies, Inc. (Class C Stock)*	351	17,831
NCR Corp.*	868	26,995
Samsung Electronics Co. Ltd. (South Korea)	8,778	357,216
Xaar PLC (United Kingdom)	1,527	1,587

		672,512

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	2,200	23,905
Brunello Cucinelli SpA (Italy)	195	6,584
Burberry Group PLC (United Kingdom)	1,351	31,988
Canada Goose Holdings, Inc. (Canada)*	160	6,197
Carter’s, Inc.	176	17,167
Chow Sang Sang Holdings International Ltd. (Hong Kong)	3,000	4,421
EssilorLuxottica SA (France)	716	93,378
Forward Industries, Inc.*	4,079	4,691
Hugo Boss AG (Germany)	194	12,898
Lululemon Athletica, Inc.*	184	33,159
Luthai Textile Co. Ltd. (China) (Class B Stock)	6,300	6,411
LVMH Moet Hennessy Louis Vuitton SE (France)	46	19,586
NIKE, Inc. (Class B Stock)	483	40,548
Skechers U.S.A., Inc. (Class A Stock)*	474	14,926
Ted Baker PLC (United Kingdom)	543	5,588
VF Corp.	176	15,373
Wolverine World Wide, Inc.	39	1,074

		337,894

Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)	600	11,784

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance (continued)
Home Federal Bancorp, Inc.	594	$19,751
Housing Development Finance Corp. Ltd. (India)	6,223	197,736
MGIC Investment Corp.*	1,309	17,200
Waterstone Financial, Inc.	1,511	25,778

		272,249

Tobacco — 0.5%
Altria Group, Inc.	272	12,879
British American Tobacco PLC (United Kingdom)	4,307	150,585
Japan Tobacco, Inc. (Japan)	2,100	46,345
Philip Morris International, Inc.	2,593	203,629

		413,438

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*	40	1,469
Brenntag AG (Germany)	142	7,002
Hanwa Co. Ltd. (Japan)	600	16,080
HD Supply Holdings, Inc.*	120	4,834
Herc Holdings, Inc.*	408	18,699
Huttig Building Products, Inc.*	496	1,280
IMCD NV (Netherlands)	253	23,193
NOW, Inc.*	709	10,465
SiteOne Landscape Supply, Inc.*	408	28,274
Sumitomo Corp. (Japan)	3,700	56,177
Travis Perkins PLC (United Kingdom)	1,404	22,718
Watsco, Inc.	181	29,599

		219,790

Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	4,200	10,077
DP World PLC (United Arab Emirates)	519	8,230
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	58	9,402

		27,709

Water Utilities — 0.1%
American States Water Co.	421	31,676
American Water Works Co., Inc.(a)	552	64,032
California Water Service Group	67	3,392
Connecticut Water Service, Inc.	330	23,008
York Water Co. (The)	32	1,143

		123,251

Wireless Telecommunication Services — 0.2%
Sarana Menara Nusantara Tbk PT (Indonesia)	726,200	36,342
Shenandoah Telecommunications Co.	470	18,104
T-Mobile US, Inc.*	717	53,158
Vodafone Group PLC (United Kingdom)	20,697	33,945

		141,549

TOTAL COMMON STOCKS (cost $55,983,819)		63,867,517

EXCHANGE-TRADED FUND — 0.1%
Real Estate Select Sector SPDR Fund	1,154	42,433

(cost $42,999)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

PREFERRED STOCKS — 0.4%	Shares	Value
Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	4,006	$39,466
Itau Unibanco Holding SA (Brazil) (PRFC)	9,841	92,799

		132,265

Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	51	2,745

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%	894	58,047

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	355	21,978
Sartorius AG (Germany) (PRFC)	79	16,214

		38,192

Machinery — 0.0%
Fortive Corp., CVT, 5.000%	16	16,398
Marcopolo SA (Brazil) (PRFC)	14,700	14,777

		31,175

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	1,508	5,950

Multi-Utilities — 0.0%
Sempra Energy, Series A, CVT, 6.000%	238	26,535
Sempra Energy, Series B, CVT, 6.750%	102	11,324

		37,859

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	759	25,114

TOTAL PREFERRED STOCKS (cost $288,219)		331,347

	Units

RIGHTS* — 0.0%
Road & Rail
Hertz Global Holdings, Inc., expiring 07/12/19(a)	609	1,187

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	102,418
BMW Vehicle Lease Trust,
Series 2017-02, Class A3
2.070%	10/20/20	5	4,802
CarMax Auto Owner Trust,
Series 2015-03, Class A4
1.980%	02/16/21	3	3,175
Series 2017-04, Class A3
2.110%	10/17/22	5	4,993

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	15	$15,132
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	5	5,042
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	20	20,279
SunTrust Auto Receivables Trust,
Series 2015-01A, Class A4, 144A
1.780%	01/15/21	1	1,375
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	13	12,902
Series 2016-A, Class A3
1.770%	09/15/21	3	3,136
Series 2018-A, Class A2
2.190%	05/17/21	4	3,470

			176,724

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,147

Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	5	4,992

Other — 0.2%
Driven Brands Funding LLC,
Series 2018-01A, Class A2, 144A
4.739%	04/20/48	25	25,961
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	24	24,805
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	50	51,086
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	49	49,532

			151,384

TOTAL ASSET-BACKED SECURITIES (cost $337,299)			343,247

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900%
3.294%(c)	04/15/35	19	18,561
BX Trust,
Series 2018-GW, Class A, 144A, 1 Month LIBOR + 0.800%
3.194%(c)	05/15/35	10	9,981

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	$10,609
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,677
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,659
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,651
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	9	9,771
Series K716, Class A1
2.413%	01/25/21	3	3,167
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,688
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	10,930
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	10,627
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,687
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,604
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,637
Series 2015-C27, Class AS
4.068%	12/15/47	15	15,993
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,619
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	10,673
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,583

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $189,526)			196,117

CORPORATE BONDS — 3.0%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	5	5,064
3.750%	02/15/23	10	10,433
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	10,230
3.650%	11/01/24	5	5,231

			30,958

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	(a)	10	$11,108
United Technologies Corp.,
Sr. Unsec’d. Notes
3.350%	08/16/21		10	10,221

				21,329

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22		20	20,568

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28		4	3,883
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		8	8,161
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25		8	8,125
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		15	15,018
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23		3	3,269

				38,456

Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22		25	25,373
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		5	5,091
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21		35	36,039
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21		20	20,222
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21		10	10,238
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22		25	25,305
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21		30	30,413

				152,681

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26		35	36,651

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	$21,777
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, Series D
3.100%	04/13/21	25	25,385
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	37,029
Sub. Notes
4.450%	09/29/27	10	10,774
4.600%	03/09/26	10	10,820
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,679
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	10,042
3.000%	04/26/22	40	40,383
3.500%	01/23/25	15	15,518
3.850%	01/26/27	10	10,452
Sub. Notes
5.150%	05/22/45	5	5,723
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.750%	06/23/20	10	10,040
3.882%(ff)	07/24/38	20	20,965
Sub. Notes
3.375%	05/01/23	50	51,408
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,066
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	26,208
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,339
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	25	25,475
3.971%(ff)	07/22/38	15	15,715
4.300%	01/27/45	5	5,492
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,441
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,044
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	20	20,440
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	55	55,856
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,289

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	$14,988

			542,999

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	11,134
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	15	15,323
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,155

			31,612

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,161
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	10	10,355
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	5	4,994
3.250%	09/01/22	5	5,139

			25,649

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	2,000

Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.150%	05/15/24	10	10,199
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	5,205

			15,404

Commercial Services — 0.0%
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,680
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	5	5,164
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,200

			16,044

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	25	$26,133
3.200%	05/11/27	25	26,066
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	5	4,993

			57,192

Diversified Financial Services — 0.1%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	4,986
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	10,006
3.500%	01/15/22	5	5,120
3.625%	04/01/27	5	5,026
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	4,995
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	25,631
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,170
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	26,048
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,142
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	15,063

			107,187

Electric — 0.3%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,967
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	15,340
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	4,993
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	5,103
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,551
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	5,006
5.200%	10/01/19	5	5,030

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		10	$13,672
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		10	10,733
Georgia Power Co.,
Sr. Unsec’d. Notes, Series C
2.000%	09/08/20		15	14,915
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		15	15,075
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		10	11,303
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21		20	20,237
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/01/46	(d)	29	26,317
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	02/01/20		30	29,991
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		10	10,059

				209,292

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23		10	10,459
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19		5	5,006
4.550%	10/30/24		15	16,053

				31,518

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27		5	5,170

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35		10	11,034

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		10	10,344
3.950%	03/30/48		15	14,957

				25,301

Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27		17	17,751

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	$5,010

			22,761

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,277
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	5,010
4.650%	01/15/43	15	16,362
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	27,306
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,098
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	20	21,982
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,002
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	16,268
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,426
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,340

			119,071

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	5,000
3.300%	03/01/21	5	5,068
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,319
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,242
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	20	21,954
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	5,139
3.500%	06/03/24	10	10,427
4.350%	01/30/47	5	5,422
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	15	14,959

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	$10,337
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	21,656

			120,523

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,164
3.875%	08/22/37	10	11,026
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,285
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	25	27,231

			48,706

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	15	16,212

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	15,045
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	15	15,664

			30,709

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,856
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	53,944
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	10,228
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,021
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,264

			90,313

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	14,960
3.100%	01/09/23	15	15,132

			30,092

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	$9,959

Oil & Gas — 0.1%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	26,200
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	5	4,991
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	5,174
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	10,188
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,492
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	10,011
4.500%	03/04/29	30	31,701

			98,757

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	5	4,996
3.650%	09/15/24	5	5,181

			10,177

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	10	10,332
4.500%	05/14/35	10	10,316
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	20	20,468
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	25	26,028
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	35	35,134
3.500%	07/20/22	5	5,138
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	2	2,043
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	20,053
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	5	4,828

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	20	$19,940

			154,280

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,332
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,034
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,351
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,071
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,527
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	15,298

			46,613

Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	5,053
3.625%	11/15/27	35	35,703
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,152
3.900%	03/15/27	5	5,104
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	10,385
4.750%	05/15/47	5	5,389
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,026
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	10,096
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,144
4.250%	08/15/29	5	5,310
4.375%	10/01/25	5	5,342
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,144
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	15,388

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	$5,212
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	21,537
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	20,211

			170,196

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	5,048
3.750%	06/01/27	15	15,681
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	20,564
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,173

			46,466

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	10	10,029
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	19,826
3.000%	01/15/22	15	15,039

			44,894

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	10,207
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	11,467
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,001
2.400%	09/15/23	25	25,034

			56,709

Telecommunications — 0.1%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	44,708

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,244
4.150%	04/01/45	10	11,176

			21,420

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	$5,123
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	4,995
3.500%	03/15/28	15	15,065
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,045

			35,228

TOTAL CORPORATE BONDS (cost $2,465,887)			2,562,188

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	5	7,890
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	5,471

			13,361

Florida — 0.0%
County of Miami-Dade FL Transit System,
Revenue Bonds, Series B, BABs
5.624%	07/01/40	10	12,987
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	5	5,041

			18,028

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	15	19,601

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	10	9,915

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	15,933

TOTAL MUNICIPAL BONDS (cost $72,695)			76,838

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/31	10	9,826
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2018-SPI02, Class M1, 144A
3.818%(cc)	05/25/48	12	12,074

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	10	$9,716

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $31,165)			31,616

SOVEREIGN BONDS — 0.2%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	20,128
3.300%	03/15/28	20	21,388
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,030
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	22,552
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	21,786
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	20	20,172
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	10,423
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,285

TOTAL SOVEREIGN BONDS (cost $126,761)			131,764

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
Federal Home Loan Banks
1.375%	09/28/20	40	39,736

(cost $39,947)

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bonds
2.500%	02/15/45	128	127,515
2.750%	11/15/42	10	10,483
2.750%	08/15/47	520	542,709
2.875%	08/15/45	80	85,503
2.875%	05/15/49	17	18,238
3.000%	11/15/44	45	49,163
3.000%	05/15/45	5	5,468
3.000%	11/15/45	50	54,719
3.000%	02/15/47	85	93,218
3.000%	05/15/47	15	16,428
3.000%	02/15/48	40	43,820
3.000%	08/15/48	80	87,738
3.125%	11/15/41	108	120,876
3.125%	02/15/43	17	19,514

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.125%	08/15/44		102	$113,798
3.125%	05/15/48		15	16,832
3.375%	05/15/44		5	5,810
3.500%	02/15/39		40	47,514
3.625%	08/15/43		50	60,354
4.500%	02/15/36		67	88,401
4.500%	05/15/38		295	396,291
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		82	80,984
0.125%	04/15/21		650	643,808
0.125%	01/15/22		478	475,155
0.125%	04/15/22		216	214,661
0.125%	07/15/22		760	757,803
0.125%	01/15/23		647	642,898
0.125%	07/15/26		239	237,707
0.250%	01/15/25		383	383,008
0.375%	07/15/25		395	399,473
0.375%	01/15/27		86	86,276
0.375%	07/15/27		92	92,779
0.500%	04/15/24		452	458,162
0.500%	01/15/28		132	133,713
0.625%	07/15/21		352	353,880
0.625%	04/15/23		483	489,235
0.625%	02/15/43		18	17,025
0.750%	07/15/28		123	128,339
0.750%	02/15/42		13	13,054
0.750%	02/15/45		34	33,277
0.875%	01/15/29		50	52,197
0.875%	02/15/47		39	39,908
1.000%	02/15/46		140	146,669
1.125%	01/15/21		539	542,722
1.375%	02/15/44		95	108,253
2.125%	02/15/40		31	39,331
2.500%	01/15/29		70	84,188
U.S. Treasury Notes
1.625%	08/31/22	(k)	715	712,710
1.625%	11/15/22		75	74,751
2.000%	11/30/22		15	15,135
2.000%	05/31/24		65	65,764
2.125%	05/31/21		4	4,027
2.250%	11/15/24		5	5,116
2.250%	02/15/27		20	20,495
2.250%	08/15/27		255	261,186
2.375%	02/29/24		113	116,183
2.625%	12/15/21		10	10,219
2.750%	07/31/23		10	10,396
2.750%	08/31/23		30	31,212
2.750%	02/15/24		20	20,884
3.125%	11/15/28		50	55,390

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,749,058)				10,062,365

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Shares	Value

UNAFFILIATED MUTUAL FUNDS** — 8.3%
T. Rowe Price Emerging Markets Bond Fund	239,732	$2,852,817
T. Rowe Price Institutional Floating Rate Fund	218,200	2,147,083
T. Rowe Price Institutional High Yield Fund	249,630	2,186,757

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $7,210,620)		7,186,657

TOTAL LONG-TERM INVESTMENTS (cost $76,537,995)		84,873,012

SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,731,397	1,731,397
PGIM Institutional Money Market Fund (cost $1,092,314; includes $1,090,958 of cash collateral for securities on loan)(b)(w)	1,092,020	1,092,348

TOTAL SHORT-TERM INVESTMENTS (cost $2,823,711)		2,823,745

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.8% (cost $79,361,706)		87,696,757

OPTION WRITTEN*~ — (0.2)% (premiums received $136,269)		(152,550)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS — 101.6% (cost $79,225,437)		87,544,207
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.6)%		(1,366,104)

NET ASSETS — 100.0%		$86,178,103

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,349 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,072,444; cash collateral of $1,090,958 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (premiums received $136,269)	Call	08/16/19	2,950.00	27	3	$(152,550)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Sep. 2019	$1,721,437	$(203)
14	5 Year U.S. Treasury Notes	Sep. 2019	1,654,187	13,173
2	20 Year U.S. Treasury Bonds	Sep. 2019	311,188	559
12	S&P 500 E-Mini Index	Sep. 2019	1,766,520	11,772

				25,301

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Futures contracts outstanding at June 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
10	10 Year U.S. Treasury Notes	Sep. 2019	$1,279,688	$(21,647)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	177,563	(220)

				(21,867)

				$3,434

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen, Expiring 07/16/19	Citibank, N.A.	JPY	3,792	$35,027	$35,222	$—	$(195)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$240,228

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,380,898	$466,134	$—
Air Freight & Logistics	118,521	6,557	—
Airlines	144,515	4,952	—
Auto Components	297,870	236,250	—
Automobiles	56,327	300,835	—
Banks	2,168,423	1,433,539	—
Beverages	275,613	336,644	—
Biotechnology	670,983	92,087	—
Building Products	114,529	79,988	—
Capital Markets	1,152,387	425,095	—
Chemicals	1,075,473	596,603	—
Commercial Services & Supplies	287,167	121,395	—
Communications Equipment	572,113	6,413	—
Construction & Engineering	119,671	51,976	—
Construction Materials	51,260	63,574	—
Consumer Finance	113,758	—	—
Containers & Packaging	525,910	166,131	—
Distributors	24,027	11,010	—
Diversified Consumer Services	94,499	37,095	—

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Financial Services	$19,576	$204,656	$—
Diversified Telecommunication Services	242,158	345,499	—
Electric Utilities	1,198,402	127,468	—
Electrical Equipment	97,623	250,722	—
Electronic Equipment, Instruments & Components	405,520	253,866	—
Energy Equipment & Services	158,975	57,442	—
Entertainment	554,114	77,949	—
Equity Real Estate Investment Trusts (REITs)	2,606,612	281,449	—
Food & Staples Retailing	244,217	436,268	—
Food Products	914,169	375,867	3,349
Gas Utilities	203,426	—	—
Health Care Equipment & Supplies	2,783,191	428,715	—
Health Care Providers & Services	1,368,127	98,806	—
Health Care Technology	67,457	—	—
Hotels, Restaurants & Leisure	1,324,147	101,415	—
Household Durables	131,392	177,321	—
Household Products	61,046	243,727	—
Independent Power & Renewable Electricity Producers	23,025	149,388	—
Industrial Conglomerates	1,060,978	350,788	—
Insurance	1,881,548	1,063,732	—
Interactive Media & Services	1,809,829	745,902	—
Internet & Direct Marketing Retail	2,294,186	445,006	—
IT Services	3,160,999	304,190	—
Leisure Products	59,626	58,214	—
Life Sciences Tools & Services	746,610	136,195	—
Machinery	578,994	259,055	—
Marine	23,147	16,317	—
Media	618,768	132,015	—
Metals & Mining	725,243	1,188,853	—
Mortgage Real Estate Investment Trusts (REITs)	163,971	—	—
Multiline Retail	454,337	43,514	—
Multi-Utilities	596,665	57,271	—
Oil, Gas & Consumable Fuels	1,842,798	716,495	—
Paper & Forest Products	76,276	4,735	—
Personal Products	47,659	135,792	—
Pharmaceuticals	1,404,020	963,807	—
Professional Services	223,513	190,605	—
Real Estate Management & Development	75,281	350,367	—
Road & Rail	376,886	—	—
Semiconductors & Semiconductor Equipment	1,512,807	685,178	—
Software	3,612,169	158,437	—
Specialty Retail	515,482	93,559	—
Technology Hardware, Storage & Peripherals	299,351	373,161	—
Textiles, Apparel & Luxury Goods	133,135	204,759	—
Thrifts & Mortgage Finance	62,729	209,520	—
Tobacco	216,508	196,930	—
Trading Companies & Distributors	94,620	125,170	—
Transportation Infrastructure	9,402	18,307	—
Water Utilities	123,251	—	—
Wireless Telecommunication Services	71,262	70,287	—
Exchange-Traded Fund	42,433	—	—
Preferred Stocks
Banks	132,265	—	—
Chemicals	2,745	—	—
Electric Utilities	58,047	—	—
Health Care Equipment & Supplies	21,978	16,214	—
Machinery	31,175	—	—
Metals & Mining	5,950	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stocks (continued)
Multi-Utilities	$37,859	$—	$—
Technology Hardware, Storage & Peripherals	—	25,114	—
Rights
Road & Rail	1,187	—	—
Asset-Backed Securities
Automobiles	—	176,724	—
Credit Cards	—	10,147	—
Equipment	—	4,992	—
Other	—	151,384	—
Commercial Mortgage-Backed Securities	—	196,117	—
Corporate Bonds	—	2,562,188	—
Municipal Bonds	—	76,838	—
Residential Mortgage-Backed Securities	—	31,616	—
Sovereign Bonds	—	131,764	—
U.S. Government Agency Obligation	—	39,736	—
U.S. Treasury Obligations	—	10,062,365	—
Unaffiliated Mutual Funds	7,186,657	—	—
Affiliated Mutual Funds	2,823,745	—	—
Option Written	(152,550)	—	—
Other Financial Instruments*
Futures Contracts	3,434	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(195)	—

Total	$56,714,096	$30,830,001	$3,349

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Treasury Obligations	11.7%
Unaffiliated Mutual Funds	8.3
Banks	5.0
Software	4.5
IT Services	4.0
Health Care Equipment & Supplies	3.8
Insurance	3.6
Equity Real Estate Investment Trusts (REITs)	3.4
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	3.3
Internet & Direct Marketing Retail	3.2
Oil, Gas & Consumable Fuels	3.0
Interactive Media & Services	3.0
Pharmaceuticals	2.9
Semiconductors & Semiconductor Equipment	2.5
Metals & Mining	2.2
Aerospace & Defense	2.1
Chemicals	1.9
Capital Markets	1.8
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.7
Industrial Conglomerates	1.6
Electric Utilities	1.6
Food Products	1.5
Life Sciences Tools & Services	1.0

Machinery	1.0%
Media	1.0
Biotechnology	0.9
Technology Hardware, Storage & Peripherals	0.8
Containers & Packaging	0.8
Multi-Utilities	0.8
Food & Staples Retailing	0.8
Electronic Equipment, Instruments & Components	0.8
Beverages	0.7
Entertainment	0.7
Specialty Retail	0.7
Diversified Telecommunication Services	0.7
Communications Equipment	0.7
Auto Components	0.6
Automobiles	0.6
Multiline Retail	0.6
Real Estate Management & Development	0.5
Professional Services	0.5
Tobacco	0.5
Commercial Services & Supplies	0.5
Road & Rail	0.4
Electrical Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Diversified Financial Services	0.4
Household Durables	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry table (cont.)
Household Products	0.4%
Thrifts & Mortgage Finance	0.3
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Electric	0.3
Airlines	0.3
Gas Utilities	0.2
Commercial Mortgage-Backed Securities	0.2
Building Products	0.2
Personal Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Construction & Engineering	0.2
Real Estate Investment Trusts (REITs)	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Auto Manufacturers	0.2
Other	0.2
Wireless Telecommunication Services	0.2
Sovereign Bonds	0.2
Diversified Consumer Services	0.2
Air Freight & Logistics	0.1
Water Utilities	0.1
Healthcare-Services	0.1
Leisure Products	0.1
Construction Materials	0.1
Consumer Finance	0.1
Oil & Gas	0.1
Paper & Forest Products	0.1
Municipal Bonds	0.1
Health Care Technology	0.1
Computers	0.1
Internet	0.1
Pipelines	0.1

Retail	0.1%
Semiconductors	0.1
Telecommunications	0.1
Exchange-Traded Fund	0.1
Trucking & Leasing	0.1
U.S. Government Agency Obligation	0.0	*
Marine	0.0	*
Distributors	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Electronics	0.0	*
Advertising	0.0	*
Machinery-Diversified	0.0	*
Miscellaneous Manufacturing	0.0	*
Transportation Infrastructure	0.0	*
Gas	0.0	*
Healthcare-Products	0.0	*
Transportation	0.0	*
Agriculture	0.0	*
Iron/Steel	0.0	*
Commercial Services	0.0	*
Forest Products & Paper	0.0	*
Packaging & Containers	0.0	*
Credit Cards	0.0	*
Multi-National	0.0	*
Environmental Control	0.0	*
Equipment	0.0	*
Building Materials	0.0	*

	101.8
Option Written	(0.2)
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$11,772	*	—	$—
Equity contracts	Unaffiliated investments	1,187		Options written outstanding, at value	152,550
Foreign exchange contracts	—	—		Unrealized depreciation on OTC forward foreign currency exchange contracts	195
Interest rate contracts	Due from/to broker— variation margin futures	13,732	*	Due from/to broker— variation margin futures	22,070	*

		$26,691			$174,815

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$86	$(20)	$(654,345)	$507,574	$—
Foreign exchange contracts	—	—	—	—	(1,006)
Interest rate contracts	—	—	—	7,589	—

Total	$86	$(20)	$(654,345)	$515,163	$(1,006)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$1,129	$(142,998)	$(6,154)	$—
Foreign exchange contracts	—	—	—	672
Interest rate contracts	—	—	(8,963)	—

Total	$1,129	$(142,998)	$(15,117)	$672

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$2,467	$3,936,259	$1,332,475

	Forward Foreign Currency Exchange Contracts—Sold(2)
	$30,612

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,072,444	$(1,072,444)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)	Net Amount
Citibank, N.A.	$—	$(195)	$(195)	$—	$(195)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $1,072,444:
Unaffiliated investments (cost $76,537,995)	$84,873,012
Affiliated investments (cost $2,823,711)	2,823,745
Foreign currency, at value (cost $55,265)	55,365
Receivable for investments sold	573,552
Dividends and interest receivable	191,321
Receivable for Portfolio shares sold	46,890
Tax reclaim receivable	41,740
Due from broker-variation margin futures	15,221
Receivable from affiliate	1,134
Prepaid expenses and other assets	606

Total Assets	88,622,586

LIABILITIES
Payable to broker for collateral for securities on loan	1,090,958
Payable for investments purchased	941,512
Custodian and accounting fees payable	179,754
Options written outstanding, at value (proceeds received $136,269)	152,550
Payable to affiliate	21,079
Payable for Portfolio shares repurchased	19,326
Management fee payable	17,741
Accrued expenses and other liabilities	11,650
Payable to custodian	6,168
Distribution fee payable	3,181
Affiliated transfer agent fee payable	369
Unrealized depreciation on OTC forward foreign currency exchange contracts	195

Total Liabilities	2,444,483

NET ASSETS	$86,178,103

Net assets were comprised of:
Partners Equity	$86,178,103

Net asset value and redemption price per share, $86,178,103 / 6,125,635 outstanding shares of beneficial interest	$14.07

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $44,896 foreign withholding tax, of which $4,491 is reimbursable by an affiliate)	$706,561
Interest income	385,325
Affiliated dividend income	16,127
Income from securities lending, net (including affiliated income of $1,471)	2,618

Total income	1,110,631

EXPENSES
Management fee	290,727
Distribution fee	99,224
Custodian and accounting fees	209,783
Audit fee	12,992
Legal fees and expenses	6,373
Trustees’ fees	5,266
Shareholders’ reports	5,240
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,500
Miscellaneous	19,455

Total expenses	652,560
Less: Fee waiver and/or expense reimbursement	(258,035)

Net expenses	394,525

NET INVESTMENT INCOME (LOSS)	716,106

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $209)	421,250
Futures transactions	515,163
Forward currency contract transactions	(1,006)
Options written transactions	(654,345)
Foreign currency transactions	(63,542)

217,520

Net change in unrealized appreciation (depreciation)on:
Investments (including affiliated of $128) (net of change in foreign capital gains taxes $734)	9,314,028
Futures	(15,117)
Forward currency contracts	672
Options written	(142,998)
Foreign currencies	(441)

9,156,144

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	9,373,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,089,770

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$716,106	$944,054
Net realized gain (loss) on investment and foreign currency transactions	217,520	2,302,685
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,156,144	(7,850,492)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,089,770	(4,603,753)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [298,939 and 665,242 shares, respectively]	4,035,137	8,825,494
Net asset value of shares issued in merger [1,262,091 and 0 shares, respectively]	16,356,808	—
Portfolio shares repurchased [288,327 and 237,627 shares, respectively]	(3,898,065)	(3,111,904)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	16,493,880	5,713,590

CAPITAL CONTRIBUTIONS	150	8,410

TOTAL INCREASE (DECREASE)	26,583,800	1,118,247
NET ASSETS:
Beginning of period	59,594,303	58,476,056

End of period	$86,178,103	$59,594,303

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.0%

ASSET-BACKED SECURITIES — 4.9%
Canada — 0.5%
CARDS II Trust,
Series 2018-01A, Class A, 144A, 1 Month LIBOR + 0.350%
2.744%(c)	04/17/23	9,910	$9,918,307

United States — 4.4%
AmeriCredit Automobile Receivables Trust,
Series 2017-03, Class D
3.180%	07/18/23	9,146	9,247,673
Series 2018-03, Class A2B, 1 Month LIBOR + 0.250%
2.632%(c)	01/18/22	4,498	4,497,112
ARI Fleet Lease Trust,
Series 2018-A, Class A2, 144A
2.550%	10/15/26	881	881,562
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,357	1,375,166
Capital Auto Receivables Asset Trust,
Series 2018-01, Class A2B, 144A, 1 Month LIBOR + 0.170%
2.553%(c)	10/20/20	1,275	1,275,144
DLL LLC,
Series 2018-ST02, Class A2, 144A
3.140%	10/20/20	5,550	5,558,101
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	2,546	2,558,494
Series 2018-01, Class A3, 144A
3.100%	10/20/23	4,455	4,527,192
Series 2018-03, Class A2, 144A
3.380%	05/20/24	3,110	3,151,057
Exeter Automobile Receivables Trust,
Series 2018-04A, Class A, 144A
3.050%	12/15/21	2,532	2,536,466
First Investors Auto Owner Trust,
Series 2018-01A, Class A1, 144A
2.840%	05/16/22	1,029	1,029,818
Series 2018-02A, Class A1, 144A
3.230%	12/15/22	1,817	1,826,968
Marlette Funding Trust,
Series 2018-02A, Class A, 144A
3.060%	07/17/28	1,347	1,348,789
Series 2018-03A, Class A, 144A
3.200%	09/15/28	2,388	2,394,510
Series 2018-04A, Class A, 144A
3.710%	12/15/28	1,209	1,221,024
Series 2019-03A, Class A, 144A
2.690%	09/17/29	9,045	9,044,265
Nissan Auto Lease Trust,
Series 2018-A, Class A2B, 1 Month LIBOR + 0.150%
2.544%(c)	02/16/21	5,581	5,575,235
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31	9,475	9,668,309
Sofi Consumer Loan Program LLC,
Series 2016-01, Class A, 144A
3.260%	08/25/25	5,717	5,771,789
Sofi Consumer Loan Program Trust,
Series 2018-02, Class A2, 144A
3.350%	04/26/27	5,985	6,044,957

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2019-01, Class A, 144A
3.240%	02/25/28	3,451	$3,484,883
Volkswagen Auto Loan Enhanced Trust,
Series 2018-01, Class A2B, 1 Month LIBOR + 0.180%
2.563%(c)	07/20/21	4,777	4,777,509
Westlake Automobile Receivables Trust,
Series 2018-02A, Class A2B, 144A, 1 Month LIBOR + 0.330%
2.724%(c)	09/15/21	3,901	3,901,581
Series 2018-03A, Class A2B, 144A, 1 Month LIBOR + 0.350%
2.744%(c)	01/18/22	4,228	4,226,531

			95,924,135

TOTAL ASSET-BACKED SECURITIES (cost $105,111,460)			105,842,442

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
United States
BANK,
Series 2017-BNK09, Class XA, IO
0.957%(cc)	11/15/54	1,800	99,308
BBCMS Mortgage Trust,
Series 2017-C01, Class A4
3.674%	02/15/50	720	762,950
Series 2017-C01, Class XA, IO
1.674%(cc)	02/15/50	1,357	119,849
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class A3
3.865%	01/10/48	605	647,196
Series 2016-C07, Class A3
3.839%	12/10/54	570	612,127
Series 2017-C8, Class A4
3.572%	06/15/50	580	609,001
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class XA, IO
1.120%(cc)	07/10/47	3,010	123,830
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	410	413,998
Series 2012-CR05, Class A4
2.771%	12/10/45	792	804,450
Series 2013-CR06, Class A4
3.101%	03/10/46	745	761,716
Series 2013-CR07, Class A4
3.213%	03/10/46	504	518,548
Series 2013-CR07, Class XA, IO
1.375%(cc)	03/10/46	1,739	61,833
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	730	763,999
Series 2013-CR10, Class A4
4.210%(cc)	08/10/46	115	123,200
Series 2013-CR10, Class XA, IO
0.840%(cc)	08/10/46	3,289	81,037
Series 2013-CR13, Class A4
4.194%(cc)	11/10/46	225	241,476
Series 2013-LC06, Class A4
2.941%	01/10/46	892	909,452

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2014-CR14, Class XA, IO
0.768%(cc)	02/10/47	4,531	$109,100
Series 2014-UBS02, Class A5
3.961%	03/10/47	905	963,751
Series 2014-UBS04, Class A5
3.694%	08/10/47	850	898,933
Series 2015-03BP, Class A, 144A
3.178%	02/10/35	100	103,902
Series 2015-CR22, Class A5
3.309%	03/10/48	300	313,058
Series 2015-DC01, Class A5
3.350%	02/10/48	745	775,180
Series 2015-PC01, Class A5
3.902%	07/10/50	673	719,636
Series 2016-DC02, Class A5
3.765%	02/10/49	285	304,293
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	770	809,577
Series 2016-C05, Class A5
3.757%	11/15/48	63	67,031
Series 2016-C07, Class A5
3.502%	11/15/49	490	512,379
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	955	1,011,251
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	586	608,149
Series 2014-C22, Class A4
3.801%	09/15/47	845	895,856
Series 2015-C28, Class A3
2.912%	10/15/48	215	219,543
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C08, Class A3
2.829%	10/15/45	641	650,692
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A4
3.134%	12/15/48	840	862,245
Series 2013-C10, Class A4
4.218%(cc)	07/15/46	180	191,663
Series 2015-C24, Class A4
3.732%	05/15/48	870	927,856
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	365	381,449
Series 2016-UB12, Class A4
3.596%	12/15/49	765	811,855
Series 2017-H01, Class XA, IO
1.601%(cc)	06/15/50	1,187	92,661
UBS Commercial Mortgage Trust,
Series 2017-C02, Class XA, IO
1.239%(cc)	08/15/50	2,367	161,111
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4
3.091%	08/10/49	785	803,098

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2013-C06, Class A4
3.244%	04/10/46		785	$810,379
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5
3.405%	12/15/47		970	1,014,345
Series 2015-C26, Class A4
3.166%	02/15/48		10	10,334
Series 2015-C27, Class A5
3.451%	02/15/48		928	973,040
Series 2015-C29, Class A4
3.637%	06/15/48		480	508,751
Series 2015-SG01, Class A4
3.789%	09/15/48		580	618,514
Series 2016-LC24, Class A4
2.942%	10/15/49		170	173,031
Series 2016-NXS06, Class A4
2.918%	11/15/49		360	366,106
Series 2017-C38, Class A5
3.453%	07/15/50		780	820,178
Series 2017-C39, Class XA, IO
1.280%(cc)	09/15/50		1,576	110,598
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class A2
3.431%	06/15/45		955	983,258
Series 2012-C09, Class A3
2.870%	11/15/45		205	208,438
Series 2012-C10, Class A3
2.875%	12/15/45		605	615,192
Series 2014-C20, Class A4
3.723%	05/15/47		375	394,979

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $28,019,072)				28,455,382

CORPORATE BONDS — 27.3%
Belgium — 0.8%
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
2.000%	12/16/19	EUR	3,300	3,789,392
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.500%	01/12/24		2,475	2,585,098
4.750%	01/23/29		9,165	10,404,165

				16,778,655

Canada — 0.3%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		4,525	4,560,220
Fortis, Inc.,
Sr. Unsec’d. Notes
2.100%	10/04/21		1,260	1,249,218

				5,809,438

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France — 2.2%
AXA SA,
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	4,810	$6,403,332
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		3,445	3,481,084
Sub. Notes, EMTN
2.875%(ff)	03/20/26	EUR	1,805	2,145,443
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		2,125	2,298,783
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	03/13/25	EUR	3,000	3,574,995
1.375%	05/03/27	EUR	700	848,367
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.875%	10/02/19	EUR	4,100	4,686,158
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
0.375%	07/10/19	EUR	5,075	5,771,487
1.125%	09/30/19	EUR	5,825	6,643,559
2.000%	07/11/24	EUR	5,375	6,458,043
Societe Generale SA,
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/08/21		4,475	4,475,083

				46,786,334

Germany — 1.4%
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	2,325,997
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,676,278
Deutsche Telekom AG,
Sr. Unsec’d. Notes, EMTN
1.750%	03/25/31	EUR	405	496,995
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
1.375%	01/30/27	EUR	1,510	1,821,790
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	2,225	2,724,583
innogy Finance BV,
Gtd. Notes, EMTN
1.875%	01/30/20	EUR	5,650	6,499,977
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	3,350	3,972,140
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	3,750	4,554,325
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	2,600	3,016,837

				30,088,922

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Gtd. Notes
3.625%	10/31/24		2,525	$2,637,099

Ireland — 0.0%
AIB Mortgage Bank,
Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	892,330

Netherlands — 0.5%
ING Bank NV,
Sr. Unsec’d. Notes, EMTN
1.250%	12/13/19	EUR	4,900	5,608,821
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,125,881
Shell International Finance BV,
Gtd. Notes, EMTN
1.625%	03/24/21	EUR	4,025	4,730,024

				11,464,726

Spain — 1.4%
Banco de Sabadell SA,
Sr. Unsec’d. Notes, EMTN
0.875%	03/05/23	EUR	4,700	5,390,707
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	900	1,077,753
1.125%	08/05/22	EUR	1,300	1,542,054
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
0.750%	04/18/23	EUR	2,600	3,012,515
1.125%	05/17/24	EUR	2,800	3,290,190
Telefonica Emisiones SA,
Gtd. Notes, EMTN
0.318%	10/17/20	EUR	4,200	4,804,906
1.477%	09/14/21	EUR	1,000	1,177,940
1.495%	09/11/25	EUR	6,500	7,863,539
Sr. Unsec’d. Notes, EMTN
2.932%	10/17/29	EUR	1,700	2,307,357

				30,466,961

Supranational Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	4,075	5,122,768

Sweden — 0.2%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%
3.020%(c)	09/13/19		3,250	3,254,091

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	1,632,713
Credit Suisse Group AG,
Sr. Unsec’d. Notes, EMTN
1.250%(ff)	07/17/25	EUR	1,115	1,314,227

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Switzerland (continued)
UBS Group Funding Switzerland AG,
Gtd. Notes
1.500%	11/30/24	EUR	1,425	$1,701,386

				4,648,326

United Kingdom — 1.8%
Barclays PLC,
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23		3,250	3,362,706
BAT Capital Corp.,
Gtd. Notes
2.764%	08/15/22		2,175	2,178,300
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		5,025	5,036,782
BP Capital Markets PLC,
Gtd. Notes
3.561%	11/01/21		1,425	1,470,820
Gtd. Notes, EMTN
2.517%	02/17/21	EUR	5,450	6,479,342
HSBC Holdings PLC,
Sr. Unsec’d. Notes, EMTN
2.256%(ff)	11/13/26	GBP	3,350	4,249,960
Imperial Brands Finance PLC,
Gtd. Notes
0.500%	07/27/21	EUR	1,925	2,205,891
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,425,991
Gtd. Notes, EMTN
5.000%	12/02/19	EUR	1,875	2,176,810
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		4,235	4,313,069
Vodafone Group PLC,
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26	EUR	4,125	5,233,956

				38,133,627

United States — 18.2%
Altria Group, Inc.,
Gtd. Notes
1.000%	02/15/23	EUR	4,215	4,899,624
1.700%	06/15/25	EUR	3,410	4,026,754
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
3.500%	12/01/22		500	511,841
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20		11,111	11,133,125
4.101%	03/01/28		1,825	1,952,344
4.550%	03/01/48		850	925,999
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		6,075	6,245,132
3.600%	02/17/23		75	77,845
3.950%	01/15/25		925	976,945
4.350%	03/01/29		3,475	3,742,857

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.458%(ff)	03/15/25	(a)		3,085	$3,202,410
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
3.772%(c)	10/21/22			3,175	3,215,184
Sub. Notes, MTN
4.200%	08/26/24			2,275	2,418,328
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27		EUR	1,900	2,264,341
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24			2,275	2,374,504
3.750%	03/01/26			3,245	3,451,387
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26			4,995	5,189,859
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22			3,100	3,108,055
3.625%	01/15/24			1,605	1,620,200
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22			11,960	12,035,301
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21			4,100	4,086,190
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25			4,150	4,505,420
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20			2,855	2,856,221
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23			11,525	11,999,060
4.125%	11/15/25			525	559,094
4.375%	10/15/28			1,150	1,240,695
4.800%	08/15/38			700	754,376
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29			2,975	3,195,917
Sub. Notes
3.875%	03/26/25			1,425	1,487,106
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26			1,550	1,565,155
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.450%	08/15/27			1,050	1,068,411
7.250%	11/15/23			2,575	3,020,010
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25			5,610	6,052,517
4.150%	10/15/28			5,400	5,951,612
4.600%	10/15/38			1,575	1,803,449

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27			5,065	$5,241,098
4.300%	08/15/28			1,110	1,195,212
4.375%	01/15/25			1,175	1,221,516
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22			685	688,923
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			3,050	3,092,106
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20			1,955	1,962,479
3.350%	03/09/21	(a)		2,355	2,387,714
3.700%	03/09/23			900	930,732
4.100%	03/25/25			2,000	2,109,380
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25	(a)		400	473,892
Discovery Communications LLC,
Gtd. Notes
2.200%	09/20/19			1,870	1,867,363
2.950%	03/20/23			2,385	2,406,741
3.950%	06/15/25			1,795	1,860,162
4.900%	03/11/26	(a)		1,040	1,139,098
Dominion Energy, Inc.,
Jr. Sub. Notes
2.962%	07/01/19			10,475	10,475,000
Sr. Unsec’d. Notes
4.250%	06/01/28			2,120	2,305,908
Energy Transfer Operating LP,
Gtd. Notes
4.050%	03/15/25			2,190	2,279,673
4.500%	04/15/24			2,175	2,314,465
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23			2,425	2,561,728
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26			205	198,304
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21			485	484,863
5.150%	12/01/20			2,000	2,061,083
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23		EUR	2,655	3,078,838
Fifth Third Bank,
Sub. Notes
3.850%	03/15/26			1,525	1,609,811
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22			4,875	4,934,766
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31			2,925	3,999,180

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.592%(c)	01/09/20			8,050	$8,065,923
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	(a)		1,545	1,643,337
4.709%	01/25/29	(a)		4,000	4,474,989
5.576%	01/25/49			750	917,668
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21			4,940	4,983,374
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42			4,600	4,875,518
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19			9,968	9,971,695
2.625%	04/25/21			505	506,717
2.750%	09/15/20			2,480	2,490,342
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23		EUR	2,975	3,610,669
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23			6,570	6,633,536
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22			1,300	1,393,738
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26			6,005	6,224,859
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.452%(ff)	12/05/29			2,125	2,369,455
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24			754	795,253
4.250%	09/01/24			1,146	1,219,817
5.300%	09/15/20			820	847,383
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19			8,780	8,795,822
Gtd. Notes, 144A
5.625%	11/15/23			1,350	1,494,797
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22			2,050	2,059,430
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	12/29/20			1,190	1,209,847
Medtronic Global Holdings SCA,
Gtd. Notes
1.000%	07/02/31		EUR	4,270	4,864,934
Sr. Unsec’d. Notes, EMTN
0.000%	12/02/22		EUR	5,825	6,630,298
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23			2,150	2,324,804

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21		4,300	$4,263,388
Molson Coors Brewing Co.,
Gtd. Notes
3.000%	07/15/26		1,625	1,605,479
5.000%	05/01/42		1,125	1,187,629
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19		8,925	8,924,564
4.431%(ff)	01/23/30		2,315	2,560,991
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		700	730,974
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28		4,620	4,711,003
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		1,625	1,656,588
3.450%	07/01/24		3,115	3,209,921
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	(a)	2,922	3,039,966
4.450%	01/15/26		380	411,364
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22		1,375	1,415,429
Sub. Notes
3.900%	04/29/24		1,555	1,637,280
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		900	919,085
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		3,745	3,800,200
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	04/01/20		2,197	2,243,094
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		2,675	2,805,498
5.950%	12/01/25		1,105	1,258,412
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		7,021	7,113,314
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23		5,575	6,606,340
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.700%	03/01/29		2,445	2,630,639
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		3,850	3,865,665
4.750%	07/15/45		425	503,382

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		1,925	$2,007,650
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		1,200	1,192,212
4.329%	09/21/28		2,415	2,676,294
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29		2,763	2,991,614
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21		4,925	5,059,958
4.250%	09/01/23	(a)	7,725	8,172,340
4.375%	03/15/43		253	247,487
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		4,075	4,216,631
3.750%	01/24/24		1,690	1,776,800
4.600%	04/01/21		1,350	1,401,270
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.600%	01/15/21		10,000	10,040,776
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.650%	07/01/26		1,040	1,054,367
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22		2,300	2,344,158
3.600%	03/15/22	(a)	4,565	4,684,454
4.500%	11/15/23		10	10,679
4.550%	06/24/24		2,774	2,989,103

				392,767,506

TOTAL CORPORATE BONDS (cost $577,506,913)				588,850,783

MUNICIPAL BONDS — 0.6%
California — 0.4%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.398%	05/15/31		925	1,177,572
6.548%	05/15/48		2,370	3,401,519
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		475	713,996
7.625%	03/01/40		1,665	2,627,270
7.550%	04/01/39		635	1,005,281

				8,925,638

New Jersey — 0.2%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40		2,175	3,364,616

TOTAL MUNICIPAL BONDS (cost $11,334,658)				12,290,254

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS — 43.6%
Australia — 1.5%
Australia Government Bond,
Sr. Unsec’d. Notes
2.750%	04/21/24		AUD	14,125	$10,717,041
3.000%	03/21/47		AUD	11,414	9,844,522
3.750%	04/21/37		AUD	1,646	1,529,578
5.750%	05/15/21		AUD	14,460	11,045,030

					33,136,171

Austria — 0.5%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47		EUR	654	898,845
2.100%	09/20/17		EUR	200	350,650
2.400%	05/23/34		EUR	3,185	4,725,765
3.650%	04/20/22		EUR	4,410	5,624,368

					11,599,628

Belgium — 0.8%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	10/22/24		EUR	2,865	3,415,078
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50		EUR	1,545	2,067,636
Unsec’d. Notes, 144A
0.800%	06/22/25		EUR	3,825	4,644,745
4.250%	03/28/41		EUR	1,180	2,284,769
5.000%	03/28/35		EUR	1,920	3,684,753

					16,096,981

Canada — 2.2%
Canadian Government Bond,
Bonds
3.500%	12/01/45		CAD	7,425	7,863,849
4.000%	06/01/41		CAD	1,839	1,995,692
Unsec’d. Notes
2.250%	06/01/29		CAD	14,775	12,098,226
5.000%	06/01/37		CAD	1,250	1,449,066
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29		CAD	2,500	2,025,906
Province of British Columbia,
Debentures
4.700%	06/18/37		CAD	1,000	1,024,237
Province of Ontario,
Unsec’d. Notes
3.450%	06/02/45		CAD	3,490	3,145,304
Province of Ontario Canada,
Sr. Unsec’d. Notes
2.500%	04/27/26	(a)		2,050	2,084,738
Unsec’d. Notes
3.500%	06/02/24		CAD	5,665	4,662,470
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27	(a)		1,975	2,051,709
Unsec’d. Notes
3.000%	09/01/23		CAD	9,360	7,518,270
3.500%	12/01/45		CAD	1,795	1,636,890

					47,556,357

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27		1,375	$1,434,125
4.500%	03/15/29		545	595,140

				2,029,265

Croatia — 0.4%
Croatia Government International Bond,
Sr. Unsec’d. Notes
6.750%	11/05/19		9,325	9,447,120

Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds
3.850%	09/29/21	CZK	30,900	1,451,819

Denmark — 0.2%
Denmark Government Bond,
Bonds
1.500%	11/15/23	DKK	960	160,375
1.750%	11/15/25	DKK	21,780	3,817,691
4.500%	11/15/39	DKK	3,730	1,085,221

				5,063,287

Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/29	EUR	1,160	1,389,736
2.000%	04/15/24	EUR	2,080	2,655,602

				4,045,338

France — 2.2%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	9,600	11,175,660
French Republic Government Bond OAT,
Bonds
0.000%	02/25/21	EUR	7,355	8,457,878
0.000%	02/25/22	EUR	7,339	8,480,717
3.250%	05/25/45	EUR	6,807	12,245,371
4.500%	04/25/41	EUR	510	1,040,485
4.750%	04/25/35	EUR	1,600	3,051,747
5.750%	10/25/32	EUR	1,195	2,352,116
Bonds, 144A
1.750%	06/25/39	EUR	974	1,349,277

				48,153,251

Germany — 2.7%
Bundesobligation,
Bonds
0.000%	10/08/21	EUR	11,819	13,672,345
0.000%	04/05/24	EUR	3,754	4,405,485
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.500%	02/15/28	EUR	17,020	20,919,526
2.250%	09/04/21	EUR	11,723	14,210,953
2.500%	07/04/44	EUR	530	941,699
2.500%	08/15/46	EUR	380	689,816

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Germany (continued)
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, EMTN
1.550%	06/16/48	EUR	2,100	$2,788,449

				57,628,273

Indonesia — 0.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.350%	01/08/27		1,900	2,029,806
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
6.625%	05/15/33	IDR	58,039,000	3,730,038

				5,759,844

Ireland — 0.3%
Ireland Government Bond,
Bonds
1.100%	05/15/29	EUR	1,842	2,283,524
2.000%	02/18/45	EUR	730	1,031,523
Unsec’d. Notes
0.000%	10/18/22	EUR	2,890	3,338,963

				6,654,010

Israel — 0.2%
Israel Government Bond,
Bonds
2.000%	03/31/27	ILS	7,376	2,162,061
4.250%	03/31/23	ILS	3,350	1,061,788

				3,223,849

Italy — 3.0%
Italy Buoni Poliennali Del Tesoro,
Bonds
0.950%	03/01/23	EUR	7,785	8,844,021
1.000%	07/15/22	EUR	6,181	7,068,478
2.050%	08/01/27	EUR	17,240	20,018,458
2.500%	11/15/25	EUR	5,955	7,150,727
Bonds, 144A
3.850%	09/01/49	EUR	2,545	3,344,301
Sr. Unsec’d. Notes
0.050%	04/15/21	EUR	8,380	9,500,351
Sr. Unsec’d. Notes, 144A
3.100%	03/01/40	EUR	4,570	5,447,021
Unsec’d. Notes, 144A
3.250%	09/01/46	EUR	295	359,712
5.000%	09/01/40	EUR	1,650	2,507,442

				64,240,511

Japan — 15.0%
Japan Government Five Year Bond,
Sr. Unsec’d. Notes
0.100%	12/20/21	JPY	8,869,050	82,916,548
Japan Government Forty Year Bond,
Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	352,100	3,257,452
1.900%	03/20/53	JPY	95,900	1,310,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan (continued)
Japan Government Ten Year Bond,
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	893,800	$8,495,888
0.100%	03/20/27	JPY	3,135,700	29,887,672
0.100%	09/20/27	JPY	2,118,300	20,201,212
0.100%	03/20/29	JPY	900,250	8,563,376
0.300%	12/20/24	JPY	1,078,750	10,314,437
1.100%	03/20/21	JPY	1,164,200	11,041,192
Japan Government Thirty Year Bond,
Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	1,505,400	13,828,345
0.800%	09/20/47	JPY	512,450	5,321,514
1.800%	03/20/43	JPY	2,414,500	30,072,019
1.900%	09/20/42	JPY	622,800	7,854,449
2.300%	03/20/39	JPY	243,400	3,154,413
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes
0.200%	06/20/36	JPY	608,900	5,696,263
0.700%	03/20/37	JPY	745,750	7,556,481
1.700%	06/20/33	JPY	2,830,300	32,394,288
2.100%	03/20/27	JPY	723,850	7,944,995
2.100%	12/20/27	JPY	1,793,450	19,950,936
Japan Government Two Year Bond,
Sr. Unsec’d. Notes
0.100%	11/01/20	JPY	1,326,750	12,356,748

				322,118,228

Mexico — 0.6%
Mexican Bonos,
Bonds
7.500%	06/03/27	MXN	46,735	2,430,149
10.000%	12/05/24	MXN	64,919	3,771,088
Mexico Government International Bond,
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		4,025	4,216,188
4.750%	03/08/44		3,000	3,131,250

				13,548,675

Netherlands — 1.4%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/24	EUR	18,227	21,286,437
0.250%	07/15/29	EUR	2,880	3,409,248
0.500%	01/15/40	EUR	4,608	5,498,277

				30,193,962

New Zealand — 0.7%
New Zealand Government Bond,
Sr. Unsec’d. Notes
3.000%	04/20/29	NZD	18,053	13,703,417
4.500%	04/15/27	NZD	1,855	1,528,167

				15,231,584

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Norway — 0.1%
Norway Government Bond,
Sr. Unsec’d. Notes, 144A
1.750%	09/06/29	NOK	8,775	$1,056,144

Poland — 0.2%
Republic of Poland Government Bond,
Bonds
2.500%	07/25/26	PLN	6,935	1,888,956
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN
1.500%	01/19/26	EUR	2,450	3,052,199

				4,941,155

Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	1,823	2,368,810
2.200%	10/17/22	EUR	3,370	4,148,668
4.125%	04/14/27	EUR	1,755	2,595,508

				9,112,986

Qatar — 0.4%
Qatar Government International Bond,
Sr. Unsec’d. Notes
3.250%	06/02/26		2,000	2,056,416
4.625%	06/02/46		1,875	2,124,026
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		4,100	4,417,750

				8,598,192

Romania — 0.2%
Romanian Government International Bond,
Unsec’d. Notes, EMTN
2.875%	05/26/28	EUR	3,375	4,268,688

Russia — 0.1%
Russian Federal Bond,
Bonds
8.150%	02/03/27	RUB	85,550	1,423,280

Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.000%	04/17/25		1,350	1,436,062

Singapore — 0.1%
Singapore Government Bond,
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	3,760	3,090,259

Slovakia — 0.0%
Slovakia Government Bond,
Sr. Unsec’d. Notes
3.375%	11/15/24	EUR	45	61,172

Slovenia — 0.0%
Slovenia Government Bond,
Bonds
3.125%	08/07/45	EUR	405	666,520

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
South Korea — 1.3%
Korea Treasury Bond,
Sr. Unsec’d. Notes
1.750%	06/10/20	KRW	5,493,760	$4,767,237
2.125%	06/10/27	KRW	1,377,680	1,237,886
2.125%	03/10/47	KRW	980,830	938,204
2.375%	03/10/23	KRW	4,791,340	4,272,099
2.375%	12/10/27	KRW	1,751,810	1,607,072
2.625%	03/10/48	KRW	1,472,320	1,556,879
2.750%	12/10/44	KRW	1,299,710	1,381,965
4.000%	12/10/31	KRW	4,854,540	5,323,630
4.250%	06/10/21	KRW	7,311,090	6,661,496

				27,746,468

Spain — 2.9%
Spain Government Bond,
Bonds
0.050%	10/31/21	EUR	10,535	12,105,133
0.350%	07/30/23	EUR	7,029	8,186,595
Bonds, 144A, EMTN
0.600%	10/31/29	EUR	9,237	10,659,181
Sr. Unsec’d. Notes, 144A
0.250%	07/30/24	EUR	6,738	7,820,640
1.450%	04/30/29	EUR	4,871	6,100,650
2.700%	10/31/48	EUR	280	418,585
2.900%	10/31/46	EUR	2,247	3,471,525
4.900%	07/30/40	EUR	2,385	4,677,185
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	7,770	9,732,932

				63,172,426

Supranational Bank — 0.5%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
0.875%	04/10/35	EUR	6,025	7,253,348
1.450%	09/05/40	EUR	3,325	4,357,023

				11,610,371

Sweden — 0.5%
Sweden Government Bond,
Bonds
1.000%	11/12/26	SEK	32,215	3,786,960
3.500%	06/01/22	SEK	51,080	6,167,345
5.000%	12/01/20	SEK	7,165	833,337

				10,787,642

Switzerland — 0.6%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	880	1,218,460
2.000%	05/25/22	CHF	3,380	3,755,671
3.250%	06/27/27	CHF	3,835	5,192,909
3.500%	04/08/33	CHF	1,317	2,066,112

				12,233,152

Thailand — 0.4%
Thailand Government Bond,
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	211,175	7,192,346
4.675%	06/29/44	THB	53,275	2,279,898

				9,472,244

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
United Arab Emirates — 0.6%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		12,910	$13,001,790

United Kingdom — 2.8%
United Kingdom Gilt,
Bonds
1.000%	04/22/24	GBP	10,030	12,958,256
1.500%	07/22/47	GBP	5,720	7,304,672
1.750%	09/07/22	GBP	7,530	9,916,577
2.500%	07/22/65	GBP	1,130	1,979,592
3.500%	01/22/45	GBP	3,019	5,485,859
4.250%	03/07/36	GBP	945	1,739,216
4.250%	12/07/40	GBP	3,480	6,745,639
4.250%	12/07/46	GBP	7,002	14,446,477

				60,576,288

TOTAL SOVEREIGN BONDS (cost $897,304,699)				940,432,992

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		572	576,557
2.500%	07/01/30		247	249,048
2.500%	09/01/30		222	223,895
3.000%	06/01/30		171	175,190
3.000%	07/01/30		116	118,545
3.000%	07/01/30		124	126,547
3.000%	07/01/34		1,650	1,683,027
3.000%	07/01/35		124	125,976
3.000%	09/01/35		660	672,944
3.000%	01/01/37		397	404,523
3.000%	02/01/37		559	570,176
3.000%	05/01/45		512	519,303
3.000%	08/01/46		2,185	2,215,249
3.000%	09/01/46		3,693	3,743,703
3.000%	02/01/47		2,513	2,543,793
3.000%	12/01/47		2,725	2,751,630
3.000%	01/01/48		1,138	1,149,108
3.500%	01/01/26		47	48,433
3.500%	05/01/30		98	101,344
3.500%	06/01/30		19	19,500
3.500%	10/01/30		153	158,666
3.500%	07/01/35		138	142,952
3.500%	08/01/42		640	665,164
3.500%	01/01/44		693	719,677
3.500%	07/01/45		784	811,660
3.500%	09/01/47		4,831	4,972,184
3.500%	10/01/47		795	818,645
3.500%	11/01/47		8,973	9,244,110
3.500%	12/01/47		694	715,873
3.500%	02/01/48		1,255	1,293,267
3.500%	06/01/49		2,300	2,351,527
4.000%	06/01/42		408	431,456
4.000%	09/01/44		766	801,925
4.000%	04/01/45		259	271,102
4.000%	05/01/45		486	509,740
4.000%	02/01/46		2,782	2,911,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/01/46	851	$890,789
4.000%	01/01/47	724	766,396
4.000%	12/01/47	1,934	2,015,729
4.000%	09/01/48	190	197,037
4.000%	11/01/48	6,317	6,532,121
4.500%	12/01/34	157	168,836
4.500%	09/01/40	153	164,269
4.500%	03/01/41	815	875,584
4.500%	07/01/41	258	277,626
4.500%	03/01/44	307	329,542
4.500%	07/01/45	93	98,830
4.500%	12/01/45	1,927	2,070,734
4.500%	10/01/48	2,559	2,686,451
5.000%	05/01/38	869	944,510
5.000%	12/01/38	66	71,592
5.000%	11/01/41	89	96,475
5.000%	02/01/42	926	1,005,703
5.500%	08/01/40	50	54,350
5.500%	06/01/41	265	296,261
6.000%	11/01/37	11	12,047
Federal National Mortgage Assoc.
2.000%	04/01/30	70	69,010
2.000%	07/01/30	272	269,752
2.000%	08/01/30	74	72,896
2.000%	04/01/31	240	237,885
2.500%	05/01/30	69	69,476
2.500%	05/01/30	379	382,287
2.500%	06/01/30	148	149,575
2.500%	07/01/30	348	351,076
2.500%	07/01/30	352	354,812
2.500%	07/01/30	381	383,799
2.500%	08/01/30	192	193,603
2.500%	07/01/31	722	727,381
2.500%	09/01/31	1,822	1,835,315
2.500%	04/01/37	3,497	3,503,204
2.500%	04/01/43	49	48,378
2.500%	09/01/43	114	113,403
2.500%	04/01/45	58	57,933
2.500%	09/01/46	85	84,554
3.000%	06/01/30	485	495,542
3.000%	07/01/30	72	73,830
3.000%	07/01/30	353	360,585
3.000%	07/01/30	570	582,957
3.000%	09/01/30	353	360,365
3.000%	11/01/30	185	188,918
3.000%	03/01/31	602	615,878
3.000%	02/01/32	1,806	1,845,858
3.000%	06/01/32	5,406	5,526,265
3.000%	03/01/35	212	216,259
3.000%	09/01/35	108	109,554
3.000%	09/01/35	384	391,587
3.000%	03/01/36	188	191,438
3.000%	02/01/37	321	326,782
3.000%	06/01/45	1,170	1,194,222
3.000%	07/01/45	449	457,390
3.000%	08/01/45	1,382	1,401,722

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/46	218	$220,652
3.000%	10/01/46	721	730,479
3.000%	10/01/46	892	903,474
3.000%	11/01/46	2,447	2,478,691
3.000%	12/01/46	1,018	1,030,969
3.000%	12/01/46	3,847	3,897,019
3.000%	02/01/47	2,689	2,723,999
3.000%	11/01/48	3,122	3,156,035
3.000%	06/01/49	1,500	1,513,745
3.000%	07/01/49	1,600	1,614,734
3.500%	11/01/25	108	111,713
3.500%	11/01/26	563	580,696
3.500%	09/01/29	89	92,331
3.500%	12/01/29	230	238,752
3.500%	04/01/30	119	123,309
3.500%	05/01/30	211	219,083
3.500%	10/01/30	371	384,650
3.500%	01/01/35	72	74,472
3.500%	08/01/35	46	47,947
3.500%	02/01/36	950	980,338
3.500%	02/01/37	304	312,772
3.500%	06/01/43	1,500	1,556,901
3.500%	08/01/47	726	747,384
3.500%	09/01/47	4,506	4,639,120
3.500%	10/01/47	2,518	2,592,418
3.500%	12/01/47	2,831	2,916,500
3.500%	01/01/48	2,705	2,785,798
3.500%	04/01/48	600	617,762
3.500%	05/01/48	1,393	1,431,374
3.500%	06/01/48	7,417	7,615,932
3.500%	09/01/57	2,823	2,900,560
3.500%	05/01/58	1,133	1,163,960
4.000%	04/01/25	70	72,529
4.000%	04/01/26	43	44,335
4.000%	05/01/27	45	46,452
4.000%	04/01/29	312	324,106
4.000%	05/01/32	27	27,910
4.000%	04/01/35	429	445,949
4.000%	03/01/41	981	1,034,306
4.000%	11/01/42	955	1,007,542
4.000%	06/01/44	374	391,145
4.000%	03/01/45	282	294,774
4.000%	01/01/46	1,028	1,074,973
4.000%	03/01/46	1,743	1,822,682
4.000%	06/01/46	88	91,746
4.000%	04/01/47	1,363	1,418,854
4.000%	10/01/47	4,337	4,516,649
4.000%	11/01/47	1,371	1,434,038
4.000%	12/01/47	3,432	3,571,833
4.000%	01/01/48	2,166	2,253,935
4.000%	09/01/48	1,330	1,379,681
4.000%	11/01/48	3,068	3,171,123
4.000%	06/01/49	2,850	2,950,877
4.500%	04/01/25	40	41,657
4.500%	01/01/34	21	21,913
4.500%	11/01/39	103	110,072

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	03/01/40		67	$71,944
4.500%	08/01/40		381	408,871
4.500%	02/01/41		294	316,212
4.500%	06/01/41		964	1,034,920
4.500%	09/01/41		155	166,357
4.500%	01/01/42		480	515,460
4.500%	01/01/43		473	507,534
4.500%	03/01/44		235	250,632
4.500%	06/01/44		78	82,637
4.500%	01/01/45		119	126,669
4.500%	12/01/48		1,735	1,815,366
4.500%	01/01/51		1,734	1,844,873
5.000%	07/01/28		11	11,372
5.000%	12/01/35		61	66,535
5.000%	05/01/38		411	445,737
5.000%	10/01/41		324	351,905
5.000%	04/01/48		1,006	1,065,744
5.500%	05/01/37		39	43,454
5.500%	07/01/38		201	220,515
5.500%	05/01/39		283	311,425
5.500%	05/01/40		229	245,657
5.500%	07/01/41		338	370,715
5.500%	09/01/41		265	294,738
5.500%	02/01/42		1,180	1,271,975
6.000%	02/01/36		130	147,139
6.000%	11/01/38		143	162,090
6.000%	09/01/39		337	382,605
6.000%	06/01/40		184	209,194
6.000%	05/01/41		96	109,415
Government National Mortgage Assoc.
2.500%	01/20/47		441	443,662
3.000%	11/20/43		1,447	1,481,705
3.000%	01/15/45		150	153,005
3.000%	01/15/45		275	281,277
3.000%	03/15/45		313	320,017
3.000%	07/15/45		29	29,862
3.000%	01/20/47		2,883	2,951,874
3.000%	03/20/47		1,214	1,242,999
3.000%	06/20/47		4,685	4,793,628
3.000%	08/20/47		2,040	2,086,904
3.000%	12/20/47		1,920	1,964,704
3.000%	06/20/49		800	818,545
3.500%	07/15/42		92	96,272
3.500%	04/15/45		320	331,207
3.500%	07/20/47	(k)	11,477	11,868,732
3.500%	08/20/47		2,877	2,975,299
3.500%	09/20/47		598	618,270
3.500%	11/20/47		1,970	2,036,872
3.500%	12/20/47		440	455,309
3.500%	02/20/49		2,847	2,942,693
3.500%	06/20/49		1,100	1,136,779
4.000%	01/15/41		99	104,785
4.000%	03/15/44		459	487,243
4.000%	05/15/45		189	200,763
4.000%	01/20/46		838	883,877

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	02/20/46		286	$301,020
4.000%	03/20/46		1,316	1,384,260
4.000%	07/20/47		3,492	3,643,779
4.000%	12/20/48		1,764	1,828,832
4.500%	04/15/40		109	117,355
4.500%	10/15/41		264	284,162
4.500%	07/20/44		928	985,976
4.500%	04/20/45		1,146	1,218,180
4.500%	02/20/49		3,673	3,839,687
4.500%	06/20/49		1,450	1,515,645
5.000%	06/15/38		135	148,805
5.000%	01/15/39		100	110,263
5.000%	06/15/39		200	220,078
5.000%	12/15/39		171	188,199
5.000%	10/20/42		66	72,316
5.000%	03/15/44		795	867,391
5.500%	03/15/37		28	31,757

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $234,172,713)				235,904,953

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds
4.375%	11/15/39	(h)(k)	4,270	5,677,432
U.S. Treasury Notes
2.000%	02/28/21	(h)	23,629	23,700,072
2.125%	08/15/21		100,809	101,576,881
2.500%	05/15/24	(h)(k)	49,349	51,043,444
2.750%	02/15/28	(h)	17,275	18,368,184

TOTAL U.S. TREASURY OBLIGATIONS (cost $198,725,469)				200,366,013

TOTAL LONG-TERM INVESTMENTS (cost $2,052,174,984)				2,112,142,819

			Shares

SHORT-TERM INVESTMENTS — 3.3%

AFFILIATED MUTUAL FUND — 0.7%
PGIM Institutional Money Market Fund (cost $15,871,008; includes $15,830,169 of cash collateral for securities on loan)(b)(w)			15,866,248	15,871,008

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATION(h)(n) — 1.7%
U.S. Treasury Bills
2.297%	07/23/19		36,346	36,300,129

(cost $36,295,136)

UNAFFILIATED MUTUAL FUND — 0.9%	Shares	Value
Morgan Stanley Institutional Liquidity Funds — Government Portfolio	19,097,862	$19,097,862

(cost $19,097,862)
TOTAL SHORT-TERM INVESTMENTS (cost $71,264,006)		71,268,999

TOTAL INVESTMENTS — 101.3% (cost $2,123,438,990)		2,183,411,818
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.3)%		(28,803,745)

NET ASSETS — 100.0%		$2,154,608,073

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,525,071; cash collateral of $15,830,169 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
901	2 Year U.S. Treasury Notes	Sep. 2019	$193,876,899	$164,795
524	3 Year Australian Treasury Bonds	Sep. 2019	116,673,169	47,103
285	5 Year Euro-Bobl	Sep. 2019	43,568,448	108,884
2,243	5 Year U.S. Treasury Notes	Sep. 2019	265,024,469	1,100,081
1,172	10 Year Canadian Government Bonds	Sep. 2019	127,917,193	486,140
77	10 Year Euro-Bund	Sep. 2019	15,124,547	27,836
145	10 Year Mini Japanese Government Bonds	Sep. 2019	20,697,955	56,708
221	10 Year U.K. Gilt	Sep. 2019	36,569,981	(20,136)
101	10 Year U.S. Treasury Notes	Sep. 2019	12,924,844	18,172
195	10 Year U.S. Ultra Treasury Notes	Sep. 2019	26,934,375	552,088
579	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	102,808,687	2,929,145
36	Euro Schatz Index	Sep. 2019	4,596,455	8,596
56	Euro-OAT	Sep. 2019	10,498,527	155,020

				5,634,432

Short Positions:
165	5 Year Government of Canada Bond	Sep. 2019	15,304,914	(33,143)
1,466	10 Year Australian Treasury Bonds	Sep. 2019	1,165,263,078	(729,389)
186	20 Year U.S. Treasury Bonds	Sep. 2019	28,940,437	(671,609)
29	30 Year Euro Buxl	Sep. 2019	6,690,811	2,479
1,093	Euro Currency	Sep. 2019	156,387,806	(744,606)

				(2,176,268)

				$3,458,164

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/03/19	Bank of America, N.A.	AUD	4,106	$2,868,267	$2,883,140	$14,873	$—
Expiring 07/03/19	Citibank, N.A.	AUD	44,435	31,140,048	31,201,242	61,194	—
Expiring 07/03/19	Citibank, N.A.	AUD	3,835	2,672,719	2,692,850	20,131	—
Expiring 07/03/19	Citibank, N.A.	AUD	858	600,779	602,468	1,689	—
Expiring 07/03/19	Citibank, N.A.	AUD	362	248,466	254,188	5,722	—
Expiring 07/03/19	Deutsche Bank AG	AUD	827	571,557	580,700	9,143	—
Expiring 07/03/19	Deutsche Bank AG	AUD	652	457,223	457,820	597	—
Expiring 07/03/19	Deutsche Bank AG	AUD	376	257,354	264,019	6,665	—
Expiring 07/03/19	Deutsche Bank AG	AUD	362	249,772	254,188	4,416	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	1,596	1,112,999	1,120,674	7,675	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	827	565,541	580,701	15,160	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	827	571,340	580,701	9,361	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	827	575,416	580,700	5,284	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	827	577,504	580,701	3,197	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	790	552,134	554,720	2,586	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	790	550,655	554,720	4,065	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	526	366,297	369,345	3,048	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	376	259,970	264,018	4,048	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	376	259,534	264,019	4,485	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	376	257,319	264,019	6,700	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	375	259,166	263,316	4,150	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	375	257,980	263,317	5,337	—

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Australian Dollar (continued),
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	363	$250,887	$254,890	$4,003	$—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	363	253,484	254,890	1,406	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	363	253,077	254,890	1,813	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	362	250,518	254,188	3,670	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	362	251,767	254,188	2,421	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	362	251,614	254,188	2,574	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	359	251,613	252,081	468	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	359	250,250	252,081	1,831	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	338	233,997	237,336	3,339	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	338	233,729	237,336	3,607	—
Expiring 08/06/19	Citibank, N.A.	AUD	13,400	9,401,601	9,420,149	18,548	—
Brazilian Real,
Expiring 07/02/19	Citibank, N.A.	BRL	9,425	2,446,781	2,453,526	6,745	—
British Pound,
Expiring 07/03/19	Bank of America, N.A.	GBP	1,832	2,330,791	2,327,156	—	(3,635)
Expiring 07/03/19	Citibank, N.A.	GBP	455	572,417	577,978	5,561	—
Expiring 07/03/19	Deutsche Bank AG	GBP	910	1,153,120	1,155,956	2,836	—
Expiring 07/03/19	Deutsche Bank AG	GBP	248	315,684	315,030	—	(654)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	61,298	77,797,643	77,865,722	68,079	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	1,744	2,212,880	2,215,372	2,492	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	993	1,260,986	1,261,390	404	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	900	1,134,696	1,143,254	8,558	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	248	315,795	315,030	—	(765)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	212	269,720	269,300	—	(420)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	207	264,042	262,949	—	(1,093)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	GBP	6,326	8,050,518	8,049,356	—	(1,162)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	GBP	3,115	3,959,966	3,963,602	3,636	—
Canadian Dollar,
Expiring 07/03/19	Citibank, N.A.	CAD	1,930	1,439,779	1,473,969	34,190	—
Expiring 07/03/19	Deutsche Bank AG	CAD	1,541	1,167,255	1,176,884	9,629	—
Expiring 07/03/19	Deutsche Bank AG	CAD	771	580,377	588,823	8,446	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	44,660	34,138,041	34,107,485	—	(30,556)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	3,490	2,600,788	2,665,363	64,575	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	771	585,357	588,824	3,467	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	771	584,768	588,824	4,056	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	771	585,660	588,824	3,164	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	739	546,096	564,385	18,289	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	739	550,243	564,385	14,142	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	470	347,015	358,945	11,930	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	349	264,154	266,536	2,382	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	349	264,172	266,536	2,364	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	349	264,390	266,536	2,146	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	338	249,436	258,135	8,699	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	338	250,214	258,136	7,922	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	338	256,204	258,136	1,932	—
Expiring 08/06/19	Deutsche Bank AG	CAD	1,191	911,067	910,267	—	(800)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	CAD	3,348	2,561,145	2,558,837	—	(2,308)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	CAD	841	642,866	642,766	—	(100)
Chilean Peso,
Expiring 07/03/19	Citibank, N.A.	CLP	775,300	1,141,961	1,144,235	2,274	—
Expiring 07/03/19	Citibank, N.A.	CLP	118,900	167,684	175,479	7,795	—
Chinese Renminbi,
Expiring 09/18/19	Bank of America, N.A.	CNH	9,429	1,372,059	1,371,621	—	(438)
Expiring 09/18/19	Bank of America, N.A.	CNH	8,905	1,288,120	1,295,396	7,276	—
Expiring 09/18/19	Bank of America, N.A.	CNH	8,892	1,291,955	1,293,505	1,550	—
Expiring 09/18/19	Citibank, N.A.	CNH	9,203	1,325,928	1,338,745	12,817	—
Expiring 09/18/19	Citibank, N.A.	CNH	8,857	1,287,545	1,288,413	868	—

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Colombian Peso,
Expiring 07/03/19	Citibank, N.A.	COP	6,751,084	$2,115,651	$2,100,007	$—	$(15,644)
Czech Koruna,
Expiring 07/03/19	Citibank, N.A.	CZK	37,992	1,698,878	1,699,214	336	—
Danish Krone,
Expiring 07/03/19	Citibank, N.A.	DKK	31,678	4,831,226	4,828,110	—	(3,116)
Euro,
Expiring 07/03/19	Bank of America, N.A.	EUR	14,522	16,513,329	16,520,013	6,684	—
Expiring 07/03/19	Bank of America, N.A.	EUR	1,335	1,505,036	1,518,676	13,640	—
Expiring 07/03/19	Bank of America, N.A.	EUR	493	551,943	560,829	8,886	—
Expiring 07/03/19	Bank of America, N.A.	EUR	460	516,396	523,289	6,893	—
Expiring 07/03/19	Citibank, N.A.	EUR	4,331	4,899,314	4,926,882	27,568	—
Expiring 07/03/19	Citibank, N.A.	EUR	2,214	2,498,570	2,518,613	20,043	—
Expiring 07/03/19	Citibank, N.A.	EUR	2,093	2,372,920	2,380,966	8,046	—
Expiring 07/03/19	Citibank, N.A.	EUR	1,395	1,575,193	1,586,931	11,738	—
Expiring 07/03/19	Citibank, N.A.	EUR	767	866,544	872,528	5,984	—
Expiring 07/03/19	Citibank, N.A.	EUR	626	706,132	712,128	5,996	—
Expiring 07/03/19	Citibank, N.A.	EUR	233	263,213	265,057	1,844	—
Expiring 07/03/19	Citibank, N.A.	EUR	232	262,503	263,920	1,417	—
Expiring 07/03/19	Deutsche Bank AG	EUR	5,905	6,655,732	6,717,441	61,709	—
Expiring 07/03/19	Deutsche Bank AG	EUR	1,314	1,486,715	1,494,787	8,072	—
Expiring 07/03/19	Deutsche Bank AG	EUR	512	583,430	582,443	—	(987)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	496,181	564,652,513	564,448,186	—	(204,327)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	13,997	15,900,774	15,922,780	22,006	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	8,100	9,164,109	9,214,441	50,332	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	7,380	8,311,799	8,395,379	83,580	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	7,250	8,104,572	8,247,493	142,921	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	4,254	4,815,120	4,839,288	24,168	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	2,729	3,084,867	3,104,470	19,603	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	2,140	2,407,774	2,434,433	26,659	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	2,098	2,390,849	2,386,653	—	(4,196)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	1,063	1,205,457	1,209,253	3,796	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	233	261,983	265,057	3,074	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	233	261,052	265,058	4,006	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	224	253,431	254,819	1,388	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	224	253,320	254,819	1,499	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	224	250,107	254,819	4,712	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	224	253,091	254,819	1,728	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	224	254,745	254,819	74	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	217	243,684	246,856	3,172	—
Expiring 08/06/19	Citibank, N.A.	EUR	2,673	3,047,848	3,049,455	1,607	—
Expiring 08/06/19	Citibank, N.A.	EUR	237	269,873	270,378	505	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	EUR	9,872	11,265,236	11,262,335	—	(2,901)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	EUR	2,646	3,018,237	3,018,653	416	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	EUR	233	265,410	265,815	405	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	EUR	232	264,814	264,674	—	(140)
Hungarian Forint,
Expiring 07/03/19	Citibank, N.A.	HUF	5,406,721	19,031,049	19,036,719	5,670	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	HUF	421,600	1,474,268	1,484,427	10,159	—
Indian Rupee,
Expiring 07/03/19	Bank of America, N.A.	INR	131,030	1,887,632	1,897,026	9,394	—
Expiring 07/03/19	Bank of America, N.A.	INR	10,660	154,426	154,334	—	(92)
Expiring 07/03/19	Citibank, N.A.	INR	390,469	5,567,788	5,653,133	85,345	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	INR	103,770	1,492,793	1,502,362	9,569	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	INR	98,750	1,408,742	1,429,683	20,941	—
Expiring 08/06/19	Bank of America, N.A.	INR	592,989	8,553,137	8,547,897	—	(5,240)

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Indonesian Rupiah,
Expiring 07/03/19	Bank of America, N.A.	IDR	17,918,000	$1,237,260	$1,267,581	$30,321	$—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	IDR	44,993,000	3,155,189	3,182,960	27,771	—
Expiring 08/06/19	Bank of America, N.A.	IDR	44,993,000	3,172,543	3,170,296	—	(2,247)
Israeli Shekel,
Expiring 07/03/19	Bank of America, N.A.	ILS	13,015	3,603,387	3,648,040	44,653	—
Expiring 07/03/19	Citibank, N.A.	ILS	7,665	2,143,864	2,148,461	4,597	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ILS	20,259	5,676,380	5,678,496	2,116	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	ILS	4,055	1,135,444	1,139,054	3,610	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	ILS	335	94,059	94,102	43	—
Japanese Yen,
Expiring 07/03/19	Bank of America, N.A.	JPY	3,409,830	31,774,178	31,639,304	—	(134,874)
Expiring 07/03/19	Bank of America, N.A.	JPY	1,740,285	16,161,186	16,147,845	—	(13,341)
Expiring 07/03/19	Bank of America, N.A.	JPY	1,704,915	15,898,570	15,819,651	—	(78,919)
Expiring 07/03/19	Bank of America, N.A.	JPY	1,179,043	10,994,741	10,940,164	—	(54,577)
Expiring 07/03/19	Bank of America, N.A.	JPY	888,978	8,232,040	8,248,694	16,654	—
Expiring 07/03/19	Bank of America, N.A.	JPY	642,184	5,944,524	5,958,729	14,205	—
Expiring 07/03/19	Bank of America, N.A.	JPY	125,323	1,163,512	1,162,854	—	(658)
Expiring 07/03/19	Bank of America, N.A.	JPY	107,978	999,523	1,001,911	2,388	—
Expiring 07/03/19	Bank of America, N.A.	JPY	60,517	560,441	561,528	1,087	—
Expiring 07/03/19	Bank of America, N.A.	JPY	60,517	560,276	561,529	1,253	—
Expiring 07/03/19	Citibank, N.A.	JPY	40,419,416	375,048,850	375,045,729	—	(3,121)
Expiring 07/03/19	Citibank, N.A.	JPY	22,222,071	205,642,815	206,195,280	552,465	—
Expiring 07/03/19	Citibank, N.A.	JPY	2,847,350	26,399,478	26,420,136	20,658	—
Expiring 07/03/19	Citibank, N.A.	JPY	2,847,350	26,406,830	26,420,136	13,306	—
Expiring 07/03/19	Citibank, N.A.	JPY	904,900	8,352,654	8,396,432	43,778	—
Expiring 07/03/19	Citibank, N.A.	JPY	125,334	1,164,927	1,162,955	—	(1,972)
Expiring 07/03/19	Citibank, N.A.	JPY	63,652	591,618	590,618	—	(1,000)
Expiring 07/03/19	Deutsche Bank AG	JPY	171,300	1,581,655	1,589,467	7,812	—
Expiring 07/03/19	Deutsche Bank AG	JPY	121,033	1,120,651	1,123,047	2,396	—
Expiring 07/03/19	Deutsche Bank AG	JPY	62,667	582,014	581,477	—	(537)
Expiring 07/03/19	Deutsche Bank AG	JPY	27,457	254,187	254,770	583	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	2,277,880	21,035,484	21,136,108	100,624	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	1,656,480	15,149,822	15,370,231	220,409	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	1,423,000	13,113,189	13,203,805	90,616	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	1,160,190	10,769,973	10,765,229	—	(4,744)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	1,160,190	10,780,631	10,765,229	—	(15,402)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	643,905	5,983,135	5,974,698	—	(8,437)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	607,242	5,625,012	5,634,508	9,496	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	481,479	4,479,875	4,467,572	—	(12,303)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	62,667	577,384	581,478	4,094	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	62,667	580,108	581,478	1,370	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	560,376	561,528	1,152	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	561,603	561,529	—	(74)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	561,373	561,528	155	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	558,833	561,528	2,695	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	563,395	561,528	—	(1,867)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	564,160	561,529	—	(2,631)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	562,714	561,528	—	(1,186)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	563,409	561,528	—	(1,881)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	60,517	559,938	561,529	1,591	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	34,098	318,031	316,390	—	(1,641)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	32,828	302,969	304,606	1,637	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	29,005	270,529	269,133	—	(1,396)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,457	255,944	254,769	—	(1,175)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,457	255,622	254,769	—	(853)

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen (continued),
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,457	$254,380	$254,769	$389	$—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,297	252,470	253,284	814	—
Expiring 08/06/19	Citibank, N.A.	JPY	37,147,854	345,580,303	345,604,319	24,016	—
Expiring 08/06/19	Citibank, N.A.	JPY	465,549	4,333,937	4,331,225	—	(2,712)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	JPY	1,450,238	13,495,482	13,492,260	—	(3,222)
Mexican Peso,
Expiring 07/03/19	Bank of America, N.A.	MXN	51,507	2,606,534	2,681,268	74,734	—
Expiring 07/03/19	Citibank, N.A.	MXN	454,935	23,092,327	23,682,269	589,942	—
Expiring 07/03/19	Citibank, N.A.	MXN	439,510	22,932,949	22,879,299	—	(53,650)
Expiring 07/03/19	Citibank, N.A.	MXN	47,216	2,390,397	2,457,894	67,497	—
Expiring 07/03/19	Citibank, N.A.	MXN	47,216	2,378,999	2,457,894	78,895	—
Expiring 07/03/19	Citibank, N.A.	MXN	47,188	2,379,069	2,456,437	77,368	—
Expiring 07/03/19	Citibank, N.A.	MXN	26,290	1,340,482	1,368,562	28,080	—
Expiring 07/03/19	Citibank, N.A.	MXN	18,860	982,845	981,784	—	(1,061)
Expiring 07/03/19	Citibank, N.A.	MXN	18,860	981,699	981,784	85	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	MXN	51,240	2,701,218	2,667,369	—	(33,849)
Expiring 08/06/19	Citibank, N.A.	MXN	389,973	20,235,242	20,182,917	—	(52,325)
New Taiwanese Dollar,
Expiring 07/03/19	Citibank, N.A.	TWD	101,047	3,263,792	3,254,332	—	(9,460)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	TWD	63,350	2,011,111	2,040,258	29,147	—
Expiring 08/06/19	Citibank, N.A.	TWD	63,350	2,052,021	2,044,452	—	(7,569)
New Zealand Dollar,
Expiring 07/03/19	Citibank, N.A.	NZD	11,165	7,491,683	7,501,533	9,850	—
Expiring 07/03/19	Citibank, N.A.	NZD	4,922	3,246,679	3,306,990	60,311	—
Expiring 07/03/19	Deutsche Bank AG	NZD	395	258,338	265,392	7,054	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	1,343	884,862	902,334	17,472	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	1,302	870,134	874,787	4,653	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	842	558,584	565,723	7,139	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	842	549,930	565,723	15,793	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	842	557,328	565,722	8,394	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	535	347,710	359,456	11,746	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	395	260,072	265,392	5,320	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	395	259,725	265,393	5,668	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	394	259,029	264,720	5,691	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	394	259,970	264,721	4,751	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	394	256,661	264,721	8,060	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	394	260,620	264,721	4,101	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	383	250,243	257,330	7,087	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	378	250,504	253,970	3,466	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	378	250,735	253,970	3,235	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	236	155,363	158,563	3,200	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	159	104,556	106,829	2,273	—
Expiring 08/06/19	Citibank, N.A.	NZD	4,922	3,305,046	3,309,478	4,432	—
Norwegian Krone,
Expiring 07/03/19	Bank of America, N.A.	NOK	19,349	2,221,804	2,268,621	46,817	—
Expiring 07/03/19	Citibank, N.A.	NOK	63,299	7,429,815	7,421,646	—	(8,169)
Expiring 07/03/19	Citibank, N.A.	NOK	44,628	5,231,194	5,232,519	1,325	—
Expiring 07/03/19	Citibank, N.A.	NOK	15,530	1,783,581	1,820,853	37,272	—
Expiring 07/03/19	Deutsche Bank AG	NOK	4,822	557,740	565,368	7,628	—
Expiring 07/03/19	Deutsche Bank AG	NOK	2,633	301,059	308,713	7,654	—
Expiring 07/03/19	Deutsche Bank AG	NOK	2,270	265,955	266,151	196	—
Expiring 07/03/19	Deutsche Bank AG	NOK	2,190	251,833	256,772	4,939	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	5,059	592,966	593,155	189	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	4,822	552,849	565,368	12,519	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	4,822	552,524	565,367	12,843	—

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Norwegian Krone (continued),
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	4,822	$566,723	$565,367	$—	$(1,356)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	3,219	378,163	377,419	—	(744)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	3,218	377,791	377,302	—	(489)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,270	266,264	266,152	—	(112)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,270	266,508	266,152	—	(356)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,192	257,794	257,006	—	(788)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,192	257,719	257,006	—	(713)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,192	257,946	257,006	—	(940)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,191	249,763	256,890	7,127	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,191	249,507	256,889	7,382	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,191	251,298	256,889	5,591	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,191	256,645	256,889	244	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	252,222	256,655	4,433	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	250,720	256,654	5,934	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	1,841	216,129	215,853	—	(276)
Expiring 08/06/19	Citibank, N.A.	NOK	49,687	5,830,674	5,832,074	1,400	—
Expiring 08/06/19	Citibank, N.A.	NOK	10,375	1,219,112	1,217,779	—	(1,333)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	NOK	2,296	269,268	269,496	228	—
Peruvian Nuevo Sol,
Expiring 07/03/19	Citibank, N.A.	PEN	4,825	1,460,555	1,464,984	4,429	—
Expiring 07/03/19	Citibank, N.A.	PEN	3,735	1,132,367	1,134,034	1,667	—
Expiring 07/03/19	Citibank, N.A.	PEN	3,685	1,105,913	1,118,854	12,941	—
Expiring 07/03/19	Citibank, N.A.	PEN	2,640	791,177	801,567	10,390	—
Expiring 07/03/19	Citibank, N.A.	PEN	910	272,716	276,297	3,581	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	PEN	13,072	3,969,633	3,963,032	—	(6,601)
Polish Zloty,
Expiring 07/03/19	Deutsche Bank AG	PLN	5,775	1,545,666	1,546,966	1,300	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	PLN	47,192	12,635,859	12,641,454	5,595	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	PLN	5,775	1,547,623	1,548,367	744	—
Russian Ruble,
Expiring 07/03/19	Bank of America, N.A.	RUB	336,534	5,127,746	5,317,928	190,182	—
Expiring 07/03/19	Bank of America, N.A.	RUB	158,880	2,431,217	2,510,631	79,414	—
Expiring 07/03/19	Bank of America, N.A.	RUB	62,543	963,980	988,308	24,328	—
Expiring 07/03/19	Bank of America, N.A.	RUB	39,987	615,611	631,877	16,266	—
Expiring 07/03/19	Citibank, N.A.	RUB	91,610	1,456,670	1,447,626	—	(9,044)
Expiring 07/03/19	Citibank, N.A.	RUB	87,640	1,388,906	1,384,892	—	(4,014)
Expiring 07/03/19	Citibank, N.A.	RUB	59,315	926,073	937,298	11,225	—
Expiring 07/03/19	Citibank, N.A.	RUB	59,315	925,495	937,298	11,803	—
Expiring 08/06/19	Citibank, N.A.	RUB	345,504	5,469,432	5,432,150	—	(37,282)
Singapore Dollar,
Expiring 07/03/19	Bank of America, N.A.	SGD	330	241,163	243,926	2,763	—
Expiring 07/03/19	Citibank, N.A.	SGD	7,246	5,355,467	5,356,027	560	—
Expiring 07/03/19	Citibank, N.A.	SGD	3,460	2,525,671	2,557,529	31,858	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SGD	2,085	1,537,214	1,541,170	3,956	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SGD	1,424	1,051,637	1,052,579	942	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SGD	766	565,852	566,205	353	—
Expiring 08/06/19	Citibank, N.A.	SGD	7,735	5,720,350	5,720,951	601	—
South African Rand,
Expiring 07/03/19	Citibank, N.A.	ZAR	695,787	49,147,913	49,367,616	219,703	—
Expiring 07/03/19	Deutsche Bank AG	ZAR	39,790	2,684,111	2,823,188	139,077	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ZAR	484,138	32,837,609	34,350,655	1,513,046	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ZAR	73,419	4,989,090	5,209,239	220,149	—
Expiring 08/06/19	Citibank, N.A.	ZAR	385,192	27,094,523	27,210,750	116,227	—

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
South Korean Won,
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	KRW	32,022,893	$27,701,464	$27,738,056	$36,592	$—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	KRW	2,011,530	1,691,968	1,742,376	50,408	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	KRW	1,124,135	968,497	973,719	5,222	—
Swedish Krona,
Expiring 07/03/19	Bank of America, N.A.	SEK	21,270	2,252,354	2,291,410	39,056	—
Expiring 07/03/19	Citibank, N.A.	SEK	192,778	20,769,085	20,767,903	—	(1,182)
Expiring 07/03/19	Deutsche Bank AG	SEK	2,475	266,856	266,631	—	(225)
Expiring 07/03/19	Deutsche Bank AG	SEK	2,475	266,640	266,631	—	(9)
Expiring 07/03/19	Deutsche Bank AG	SEK	2,474	262,225	266,523	4,298	—
Expiring 07/03/19	Deutsche Bank AG	SEK	2,414	260,270	260,059	—	(211)
Expiring 07/03/19	Deutsche Bank AG	SEK	2,413	255,706	259,952	4,246	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	10,618	1,113,861	1,143,873	30,012	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,655	281,604	286,023	4,419	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,654	281,545	285,914	4,369	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,476	261,429	266,739	5,310	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,476	259,868	266,739	6,871	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,474	262,624	266,523	3,899	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,471	259,891	266,200	6,309	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,471	259,141	266,200	7,059	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,414	256,648	260,059	3,411	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,414	253,776	260,059	6,283	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,414	253,055	260,059	7,004	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,414	260,288	260,060	—	(228)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,412	256,850	259,844	2,994	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,412	254,828	259,844	5,016	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,412	253,840	259,843	6,003	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	SEK	2,498	270,114	269,813	—	(301)
Swiss Franc,
Expiring 07/03/19	Citibank, N.A.	CHF	14,095	14,444,615	14,445,639	1,024	—
Expiring 07/03/19	Citibank, N.A.	CHF	7,302	7,362,078	7,483,650	121,572	—
Expiring 07/03/19	Deutsche Bank AG	CHF	573	576,311	587,254	10,943	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	1,157	1,166,398	1,185,783	19,385	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	1,152	1,181,058	1,180,659	—	(399)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	989	996,465	1,013,604	17,139	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	885	905,469	907,016	1,547	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	573	587,317	587,254	—	(63)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	573	587,763	587,254	—	(509)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	573	589,578	587,254	—	(2,324)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	573	587,243	587,254	11	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	557	555,270	570,857	15,587	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	557	562,070	570,857	8,787	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	252,175	259,294	7,119	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	254,972	259,293	4,321	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	254,772	259,294	4,522	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	253,801	259,294	5,493	—
Expiring 08/06/19	Citibank, N.A.	CHF	4,655	4,785,571	4,786,350	779	—
Thai Baht,
Expiring 07/03/19	Bank of America, N.A.	THB	198,970	6,351,796	6,488,787	136,991	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	THB	329,852	10,755,997	10,757,096	1,099	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	THB	74,750	2,369,931	2,437,738	67,807	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	THB	57,460	1,835,871	1,873,879	38,008	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	THB	57,340	1,832,505	1,869,965	37,460	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	THB	189,550	6,183,492	6,186,842	3,350	—
Turkish Lira,
Expiring 07/03/19	Bank of America, N.A.	TRY	46,115	7,767,914	7,941,141	173,227	—
Expiring 07/03/19	Bank of America, N.A.	TRY	15,237	2,577,388	2,623,857	46,469	—

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Turkish Lira (continued),
Expiring 07/03/19	Citibank, N.A.	TRY	124,513	$21,560,693	$21,441,512	$—	$(119,181)
Expiring 07/03/19	Citibank, N.A.	TRY	30,498	5,094,888	5,251,847	156,959	—
Expiring 07/03/19	Citibank, N.A.	TRY	15,237	2,619,031	2,623,857	4,826	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	TRY	15,237	2,617,816	2,623,857	6,041	—
Expiring 08/06/19	Citibank, N.A.	TRY	6	1,020	1,014	—	(6)

				$2,649,784,954	$2,656,408,122	7,607,281	(984,113)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/03/19	Bank of America, N.A.	AUD	44,217	$30,888,007	$31,048,168	$—	$(160,161)
Expiring 07/03/19	Citibank, N.A.	AUD	13,400	9,390,720	9,409,174	—	(18,454)
Expiring 07/03/19	Citibank, N.A.	AUD	1,233	860,375	865,785	—	(5,410)
Expiring 07/03/19	Citibank, N.A.	AUD	356	249,274	249,975	—	(701)
Expiring 07/03/19	Deutsche Bank AG	AUD	1,654	1,159,322	1,161,401	—	(2,079)
Expiring 07/03/19	Deutsche Bank AG	AUD	827	577,492	580,700	—	(3,208)
Expiring 07/03/19	Deutsche Bank AG	AUD	376	261,625	264,019	—	(2,394)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	1,428	992,449	1,002,709	—	(10,260)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	1,278	893,061	897,382	—	(4,321)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	827	577,330	580,700	—	(3,370)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	798	558,274	560,337	—	(2,063)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	376	263,539	264,018	—	(479)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	375	260,778	263,317	—	(2,539)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	375	257,816	263,317	—	(5,501)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	375	257,901	263,316	—	(5,415)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	AUD	375	261,224	263,317	—	(2,093)
Expiring 08/06/19	Citibank, N.A.	AUD	44,435	31,176,129	31,237,636	—	(61,507)
Expiring 08/06/19	Citibank, N.A.	AUD	3,324	2,331,137	2,336,759	—	(5,622)
Expiring 08/06/19	Deutsche Bank AG	AUD	1,278	896,926	898,429	—	(1,503)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	AUD	376	263,891	264,327	—	(436)
Brazilian Real,
Expiring 07/02/19	Citibank, N.A.	BRL	9,425	2,370,056	2,453,527	—	(83,471)
Expiring 08/02/19	Citibank, N.A.	BRL	9,425	2,439,529	2,446,288	—	(6,759)
British Pound,
Expiring 07/03/19	Citibank, N.A.	GBP	909	1,154,081	1,154,686	—	(605)
Expiring 07/03/19	Deutsche Bank AG	GBP	207	263,948	262,949	999	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	50,702	64,333,381	64,405,819	—	(72,438)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	7,849	9,929,370	9,970,441	—	(41,071)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	3,115	3,953,468	3,956,928	—	(3,460)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	2,679	3,381,632	3,403,084	—	(21,452)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	1,147	1,438,019	1,457,013	—	(18,994)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	932	1,189,368	1,183,902	5,466	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	703	894,610	893,008	1,602	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	207	263,375	262,948	427	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	207	262,497	262,948	—	(451)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	195	247,817	247,705	112	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	GBP	195	248,620	247,705	915	—
Expiring 08/06/19	Deutsche Bank AG	GBP	1,295	1,650,940	1,647,790	3,150	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	GBP	61,298	77,925,512	77,997,072	—	(71,560)
Canadian Dollar,
Expiring 07/03/19	Bank of America, N.A.	CAD	2,354	1,758,154	1,797,783	—	(39,629)
Expiring 07/03/19	Bank of America, N.A.	CAD	1,541	1,174,883	1,176,884	—	(2,001)
Expiring 07/03/19	Citibank, N.A.	CAD	350	265,792	267,300	—	(1,508)
Expiring 07/03/19	Deutsche Bank AG	CAD	771	578,984	588,824	—	(9,840)
Expiring 07/03/19	Deutsche Bank AG	CAD	350	266,515	267,300	—	(785)

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar (continued),
Expiring 07/03/19	Deutsche Bank AG	CAD	350	$267,386	$267,300	$86	$—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	41,269	30,754,132	31,517,730	—	(763,598)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	3,348	2,559,206	2,556,915	2,291	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	1,890	1,424,684	1,443,420	—	(18,736)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	1,498	1,108,949	1,144,044	—	(35,095)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	771	585,124	588,824	—	(3,700)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	743	554,632	567,440	—	(12,808)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	403	302,110	307,777	—	(5,667)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	350	263,908	267,300	—	(3,392)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	350	263,018	267,300	—	(4,282)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	350	262,176	267,300	—	(5,124)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	350	263,407	267,300	—	(3,893)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	336	251,571	256,608	—	(5,037)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	335	250,646	255,845	—	(5,199)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	335	252,707	255,844	—	(3,137)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	335	252,766	255,844	—	(3,078)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CAD	335	252,699	255,845	—	(3,146)
Expiring 08/06/19	Citibank, N.A.	CAD	15,869	12,135,211	12,128,486	6,725	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	CAD	44,660	34,163,895	34,133,102	30,793	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	CAD	350	267,822	267,501	321	—
Chilean Peso,
Expiring 07/03/19	Citibank, N.A.	CLP	894,200	1,261,088	1,319,714	—	(58,626)
Expiring 08/06/19	Citibank, N.A.	CLP	775,300	1,142,718	1,144,677	—	(1,959)
Chinese Renminbi,
Expiring 09/18/19	Citibank, N.A.	CNH	36,738	5,293,050	5,344,217	—	(51,167)
Colombian Peso,
Expiring 07/03/19	Citibank, N.A.	COP	6,751,084	1,998,515	2,100,007	—	(101,492)
Expiring 08/06/19	Citibank, N.A.	COP	6,751,084	2,110,822	2,094,918	15,904	—
Czech Koruna,
Expiring 07/03/19	Bank of America, N.A.	CZK	37,992	1,659,444	1,699,214	—	(39,770)
Expiring 08/06/19	Citibank, N.A.	CZK	37,992	1,699,965	1,700,283	—	(318)
Danish Krone,
Expiring 07/03/19	Citibank, N.A.	DKK	31,678	4,765,477	4,828,111	—	(62,634)
Expiring 08/06/19	Citibank, N.A.	DKK	31,678	4,845,523	4,842,886	2,637	—
Euro,
Expiring 07/03/19	Bank of America, N.A.	EUR	28,026	31,863,206	31,881,964	—	(18,758)
Expiring 07/03/19	Bank of America, N.A.	EUR	14,013	15,954,137	15,940,982	13,155	—
Expiring 07/03/19	Bank of America, N.A.	EUR	10,096	11,469,710	11,485,061	—	(15,351)
Expiring 07/03/19	Bank of America, N.A.	EUR	7,243	8,156,104	8,239,530	—	(83,426)
Expiring 07/03/19	Bank of America, N.A.	EUR	5,278	5,992,113	6,004,175	—	(12,062)
Expiring 07/03/19	Bank of America, N.A.	EUR	887	1,007,011	1,009,038	—	(2,027)
Expiring 07/03/19	Bank of America, N.A.	EUR	493	554,102	560,829	—	(6,727)
Expiring 07/03/19	Bank of America, N.A.	EUR	493	557,774	560,830	—	(3,056)
Expiring 07/03/19	Citibank, N.A.	EUR	19,989	22,384,194	22,739,192	—	(354,998)
Expiring 07/03/19	Citibank, N.A.	EUR	8,215	9,278,645	9,345,262	—	(66,617)
Expiring 07/03/19	Citibank, N.A.	EUR	6,354	7,130,360	7,228,217	—	(97,857)
Expiring 07/03/19	Citibank, N.A.	EUR	2,394	2,677,293	2,723,379	—	(46,086)
Expiring 07/03/19	Citibank, N.A.	EUR	529	600,949	601,783	—	(834)
Expiring 07/03/19	Citibank, N.A.	EUR	445	502,832	506,225	—	(3,393)
Expiring 07/03/19	Citibank, N.A.	EUR	225	253,802	255,957	—	(2,155)
Expiring 07/03/19	Citibank, N.A.	EUR	180	203,403	204,765	—	(1,362)
Expiring 07/03/19	Citibank, N.A.	EUR	38	42,899	43,229	—	(330)
Expiring 07/03/19	Deutsche Bank AG	EUR	3,791	4,291,298	4,312,585	—	(21,287)
Expiring 07/03/19	Deutsche Bank AG	EUR	1,056	1,197,036	1,201,290	—	(4,254)
Expiring 07/03/19	Deutsche Bank AG	EUR	512	580,264	582,443	—	(2,179)

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 07/03/19	Deutsche Bank AG	EUR	493	$558,829	$560,829	$—	$(2,000)
Expiring 07/03/19	Deutsche Bank AG	EUR	232	263,234	263,919	—	(685)
Expiring 07/03/19	Deutsche Bank AG	EUR	224	252,847	254,819	—	(1,972)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	393,951	443,691,276	448,152,846	—	(4,461,570)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	22,496	25,424,507	25,591,118	—	(166,611)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	14,000	15,927,520	15,926,194	1,326	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	13,497	15,069,954	15,353,989	—	(284,035)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	13,322	15,071,592	15,154,911	—	(83,319)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	9,872	11,234,307	11,230,242	4,065	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	2,072	2,314,569	2,357,076	—	(42,507)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	512	580,572	582,444	—	(1,872)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	512	581,588	582,443	—	(855)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	493	551,104	560,830	—	(9,726)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	493	555,646	560,829	—	(5,183)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	489	554,260	556,279	—	(2,019)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	280	318,158	318,523	—	(365)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	EUR	232	262,984	263,919	—	(935)
Expiring 08/06/19	Deutsche Bank AG	EUR	6,767	7,728,144	7,720,039	8,105	—
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	EUR	496,181	566,207,054	566,061,264	145,790	—
Hungarian Forint,
Expiring 07/03/19	Bank of America, N.A.	HUF	312,700	1,106,009	1,100,997	5,012	—
Expiring 07/03/19	Citibank, N.A.	HUF	717,777	2,512,741	2,527,247	—	(14,506)
Expiring 07/03/19	Citibank, N.A.	HUF	588,500	2,055,619	2,072,071	—	(16,452)
Expiring 07/03/19	Citibank, N.A.	HUF	358,400	1,261,572	1,261,903	—	(331)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	HUF	3,850,944	13,466,134	13,558,927	—	(92,793)
Expiring 08/06/19	Citibank, N.A.	HUF	5,406,721	19,071,528	19,079,077	—	(7,549)
Indian Rupee,
Expiring 07/03/19	Bank of America, N.A.	INR	592,989	8,590,309	8,585,179	5,130	—
Expiring 07/03/19	Bank of America, N.A.	INR	141,690	2,020,391	2,051,360	—	(30,969)
Expiring 08/06/19	Bank of America, N.A.	INR	10,660	153,757	153,663	94	—
Indonesian Rupiah,
Expiring 07/03/19	Bank of America, N.A.	IDR	44,993,000	3,185,345	3,182,960	2,385	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	IDR	17,918,000	1,237,089	1,267,581	—	(30,492)
Expiring 09/18/19	Citibank, N.A.	IDR	51,391,971	3,541,587	3,603,664	—	(62,077)
Israeli Shekel,
Expiring 07/03/19	Bank of America, N.A.	ILS	26,894	7,445,984	7,538,253	—	(92,269)
Expiring 07/03/19	Citibank, N.A.	ILS	7,330	2,048,751	2,054,562	—	(5,811)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ILS	3,190	879,771	894,141	—	(14,370)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ILS	3,190	882,082	894,141	—	(12,059)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ILS	335	93,864	93,899	—	(35)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	ILS	20,259	5,688,174	5,690,777	—	(2,603)
Japanese Yen,
Expiring 07/03/19	Bank of America, N.A.	JPY	1,766,945	16,483,695	16,395,219	88,476	—
Expiring 07/03/19	Bank of America, N.A.	JPY	1,339,534	12,347,210	12,429,336	—	(82,126)
Expiring 07/03/19	Citibank, N.A.	JPY	37,147,854	344,692,263	344,689,394	2,869	—
Expiring 07/03/19	Citibank, N.A.	JPY	33,135,114	306,632,000	307,455,778	—	(823,778)
Expiring 07/03/19	Citibank, N.A.	JPY	369,400	3,442,271	3,427,608	14,663	—
Expiring 07/03/19	Citibank, N.A.	JPY	28,485	263,365	264,308	—	(943)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	2,847,503	26,500,504	26,421,555	78,949	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	2,276,977	21,228,853	21,127,730	101,123	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	2,182,320	20,158,015	20,249,422	—	(91,407)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	2,182,320	20,168,720	20,249,422	—	(80,702)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	985,536	9,206,685	9,144,642	62,043	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	889,725	8,229,622	8,255,626	—	(26,004)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	773,796	7,175,308	7,179,937	—	(4,629)

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen (continued),
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	649,101	$6,017,968	$6,022,912	$—	$(4,944)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	590,826	5,528,869	5,482,186	46,683	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	578,315	5,367,003	5,366,098	905	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	517,614	4,833,291	4,802,864	30,427	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	481,228	4,435,690	4,465,243	—	(29,553)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	332,026	3,098,969	3,080,820	18,149	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	179,968	1,667,482	1,669,896	—	(2,414)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	121,700	1,122,129	1,129,237	—	(7,108)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	30,256	279,391	280,741	—	(1,350)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	30,255	279,424	280,732	—	(1,308)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	28,485	263,117	264,308	—	(1,191)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	28,485	263,338	264,308	—	(970)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	28,485	263,399	264,308	—	(909)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	28,485	263,370	264,308	—	(938)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,506	255,781	255,225	556	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,506	253,021	255,224	—	(2,203)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,506	253,853	255,224	—	(1,371)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,506	255,407	255,224	183	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,506	257,093	255,224	1,869	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,496	252,478	255,132	—	(2,654)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,496	252,831	255,131	—	(2,300)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,496	253,441	255,131	—	(1,690)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,496	254,230	255,131	—	(901)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,496	254,108	255,131	—	(1,023)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,496	256,929	255,132	1,797	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,474	253,556	254,927	—	(1,371)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,457	252,894	254,769	—	(1,875)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,457	254,436	254,770	—	(334)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,457	253,812	254,770	—	(958)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	27,457	253,598	254,769	—	(1,171)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	22,005	204,084	204,181	—	(97)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	JPY	5,501	51,020	51,043	—	(23)
Expiring 08/06/19	Citibank, N.A.	JPY	40,419,416	376,015,099	376,041,231	—	(26,132)
Expiring 08/06/19	Deutsche Bank AG	JPY	215,600	2,006,402	2,005,830	572	—
Mexican Peso,
Expiring 07/03/19	Citibank, N.A.	MXN	389,973	20,348,186	20,300,583	47,603	—
Expiring 07/03/19	Citibank, N.A.	MXN	130,320	6,614,993	6,783,987	—	(168,994)
Expiring 07/03/19	Citibank, N.A.	MXN	102,969	5,428,721	5,360,193	68,528	—
Expiring 07/03/19	Citibank, N.A.	MXN	52,340	2,641,708	2,724,631	—	(82,923)
Expiring 07/03/19	Citibank, N.A.	MXN	47,202	2,404,069	2,457,166	—	(53,097)
Expiring 07/03/19	Citibank, N.A.	MXN	47,202	2,405,818	2,457,165	—	(51,347)
Expiring 07/03/19	Citibank, N.A.	MXN	25,723	1,352,417	1,339,047	13,370	—
Expiring 07/03/19	Citibank, N.A.	MXN	25,723	1,340,941	1,339,046	1,895	—
Expiring 07/03/19	Citibank, N.A.	MXN	5,864	296,526	305,259	—	(8,733)
Expiring 07/03/19	Citibank, N.A.	MXN	3,769	190,469	196,201	—	(5,732)
Expiring 07/03/19	Citibank, N.A.	MXN	3,769	190,467	196,200	—	(5,733)
Expiring 07/03/19	Citibank, N.A.	MXN	3,769	190,735	196,200	—	(5,465)
Expiring 07/03/19	Citibank, N.A.	MXN	3,769	190,141	196,200	—	(6,059)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	MXN	102,969	5,414,118	5,360,193	53,925	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	MXN	102,969	5,377,756	5,360,193	17,563	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	MXN	51,523	2,678,370	2,682,101	—	(3,731)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	MXN	51,523	2,681,644	2,682,100	—	(456)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	MXN	25,723	1,351,807	1,339,046	12,761	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	MXN	25,723	1,340,420	1,339,046	1,374	—
Expiring 08/06/19	Citibank, N.A.	MXN	439,510	22,805,659	22,746,687	58,972	—

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
New Taiwanese Dollar,
Expiring 07/03/19	Bank of America, N.A.	TWD	101,047	$3,194,657	$3,254,332	$—	$(59,675)
Expiring 07/03/19	Citibank, N.A.	TWD	63,350	2,046,189	2,040,258	5,931	—
Expiring 08/06/19	Citibank, N.A.	TWD	101,047	3,273,095	3,261,021	12,074	—
New Zealand Dollar,
Expiring 07/03/19	Citibank, N.A.	NZD	4,922	3,302,648	3,306,990	—	(4,342)
Expiring 07/03/19	Citibank, N.A.	NZD	3,656	2,411,592	2,456,391	—	(44,799)
Expiring 07/03/19	Deutsche Bank AG	NZD	1,685	1,105,183	1,132,117	—	(26,934)
Expiring 07/03/19	Deutsche Bank AG	NZD	474	313,362	318,471	—	(5,109)
Expiring 07/03/19	Deutsche Bank AG	NZD	383	255,949	257,330	—	(1,381)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	1,762	1,162,058	1,183,851	—	(21,793)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	869	576,695	583,863	—	(7,168)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	869	577,795	583,863	—	(6,068)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	869	577,716	583,863	—	(6,147)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	869	580,742	583,863	—	(3,121)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	869	579,252	583,863	—	(4,611)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	842	561,264	565,723	—	(4,459)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	842	562,465	565,722	—	(3,257)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	834	543,400	560,347	—	(16,947)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	834	553,660	560,347	—	(6,687)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	834	554,128	560,347	—	(6,219)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	744	492,068	499,878	—	(7,810)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	474	315,243	318,471	—	(3,228)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	395	262,713	265,392	—	(2,679)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	383	254,571	257,330	—	(2,759)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	383	254,229	257,330	—	(3,101)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	383	250,071	257,330	—	(7,259)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	383	250,072	257,330	—	(7,258)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	383	254,716	257,329	—	(2,613)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	383	255,718	257,330	—	(1,612)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	382	253,614	256,658	—	(3,044)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NZD	382	253,308	256,658	—	(3,350)
Expiring 08/06/19	Citibank, N.A.	NZD	11,165	7,497,123	7,507,176	—	(10,053)
Expiring 08/06/19	Citibank, N.A.	NZD	405	271,150	272,315	—	(1,165)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	NZD	20,508	13,751,844	13,789,267	—	(37,423)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	NZD	948	636,555	637,421	—	(866)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	NZD	405	272,060	272,316	—	(256)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	NZD	405	271,947	272,315	—	(368)
Norwegian Krone,
Expiring 07/03/19	Bank of America, N.A.	NOK	23,370	2,683,526	2,740,072	—	(56,546)
Expiring 07/03/19	Citibank, N.A.	NOK	49,687	5,824,198	5,825,674	—	(1,476)
Expiring 07/03/19	Citibank, N.A.	NOK	15,000	1,733,433	1,758,712	—	(25,279)
Expiring 07/03/19	Citibank, N.A.	NOK	13,100	1,540,950	1,535,942	5,008	—
Expiring 07/03/19	Citibank, N.A.	NOK	10,375	1,217,781	1,216,442	1,339	—
Expiring 07/03/19	Citibank, N.A.	NOK	2,189	255,939	256,654	—	(715)
Expiring 07/03/19	Deutsche Bank AG	NOK	5,000	577,067	586,238	—	(9,171)
Expiring 07/03/19	Deutsche Bank AG	NOK	3,942	456,971	462,189	—	(5,218)
Expiring 07/03/19	Deutsche Bank AG	NOK	2,189	253,795	256,654	—	(2,859)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	13,380	1,563,332	1,568,771	—	(5,439)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	9,649	1,118,798	1,131,320	—	(12,522)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	9,645	1,104,273	1,130,851	—	(26,578)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	7,453	866,318	873,845	—	(7,527)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	5,000	584,554	586,237	—	(1,683)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	4,822	558,161	565,367	—	(7,206)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	4,822	559,135	565,367	—	(6,232)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	4,822	567,000	565,367	1,633	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	4,822	567,919	565,368	2,551	—

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Norwegian Krone (continued),
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,192	$258,269	$257,007	$1,262	$—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	255,950	256,655	—	(705)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	255,067	256,654	—	(1,587)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	254,621	256,655	—	(2,034)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	252,880	256,655	—	(3,775)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	251,880	256,654	—	(4,774)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	252,625	256,655	—	(4,030)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	NOK	2,189	257,617	256,654	963	—
Expiring 08/06/19	Citibank, N.A.	NOK	63,299	7,437,933	7,429,801	8,132	—
Expiring 08/06/19	Citibank, N.A.	NOK	44,628	5,237,010	5,238,268	—	(1,258)
Peruvian Nuevo Sol,
Expiring 07/03/19	Citibank, N.A.	PEN	2,723	806,695	826,767	—	(20,072)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	PEN	13,072	3,975,669	3,968,970	6,699	—
Polish Zloty,
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	PLN	47,192	12,398,311	12,641,454	—	(243,143)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	PLN	5,775	1,546,281	1,546,966	—	(685)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	PLN	47,192	12,646,823	12,652,899	—	(6,076)
Russian Ruble,
Expiring 07/03/19	Bank of America, N.A.	RUB	316,840	4,827,670	5,006,722	—	(179,052)
Expiring 07/03/19	Bank of America, N.A.	RUB	78,530	1,195,373	1,240,936	—	(45,563)
Expiring 07/03/19	Bank of America, N.A.	RUB	78,530	1,195,555	1,240,936	—	(45,381)
Expiring 07/03/19	Citibank, N.A.	RUB	345,504	5,493,783	5,459,673	34,110	—
Expiring 07/03/19	Citibank, N.A.	RUB	76,420	1,177,867	1,207,593	—	(29,726)
Expiring 08/06/19	Citibank, N.A.	RUB	91,610	1,450,214	1,440,329	9,885	—
Singapore Dollar,
Expiring 07/03/19	Bank of America, N.A.	SGD	7,576	5,536,514	5,599,953	—	(63,439)
Expiring 07/03/19	Citibank, N.A.	SGD	7,735	5,716,883	5,717,481	—	(598)
Expiring 08/06/19	Citibank, N.A.	SGD	7,246	5,358,714	5,359,277	—	(563)
South African Rand,
Expiring 07/03/19	Bank of America, N.A.	ZAR	155,538	10,780,587	11,035,762	—	(255,175)
Expiring 07/03/19	Bank of America, N.A.	ZAR	77,769	5,333,951	5,517,882	—	(183,931)
Expiring 07/03/19	Bank of America, N.A.	ZAR	77,769	5,412,578	5,517,882	—	(105,304)
Expiring 07/03/19	Bank of America, N.A.	ZAR	38,919	2,652,947	2,761,388	—	(108,441)
Expiring 07/03/19	Bank of America, N.A.	ZAR	38,919	2,645,589	2,761,388	—	(115,799)
Expiring 07/03/19	Bank of America, N.A.	ZAR	38,919	2,669,708	2,761,389	—	(91,681)
Expiring 07/03/19	Bank of America, N.A.	ZAR	36,714	2,504,588	2,604,939	—	(100,351)
Expiring 07/03/19	Citibank, N.A.	ZAR	385,192	27,208,589	27,330,218	—	(121,629)
Expiring 07/03/19	Citibank, N.A.	ZAR	77,769	5,443,457	5,517,881	—	(74,424)
Expiring 07/03/19	Citibank, N.A.	ZAR	38,919	2,716,157	2,761,388	—	(45,231)
Expiring 07/03/19	Citibank, N.A.	ZAR	38,919	2,727,684	2,761,389	—	(33,705)
Expiring 07/03/19	Citibank, N.A.	ZAR	38,919	2,722,932	2,761,389	—	(38,457)
Expiring 07/03/19	Citibank, N.A.	ZAR	36,714	2,507,159	2,604,939	—	(97,780)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ZAR	96,538	6,547,879	6,849,583	—	(301,704)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ZAR	76,916	5,349,272	5,457,359	—	(108,087)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	ZAR	38,701	2,712,606	2,745,921	—	(33,315)
Expiring 08/06/19	Citibank, N.A.	ZAR	695,787	48,941,871	49,151,816	—	(209,945)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	ZAR	38,701	2,729,538	2,733,918	—	(4,380)
South Korean Won,
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	KRW	35,158,558	29,573,089	30,454,153	—	(881,064)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	KRW	32,022,893	27,726,169	27,767,039	—	(40,870)
Swedish Krona,
Expiring 07/03/19	Bank of America, N.A.	SEK	172,610	18,278,268	18,595,211	—	(316,943)
Expiring 07/03/19	Bank of America, N.A.	SEK	5,309	560,831	571,937	—	(11,106)
Expiring 07/03/19	Deutsche Bank AG	SEK	10,891	1,166,074	1,173,283	—	(7,209)
Expiring 07/03/19	Deutsche Bank AG	SEK	5,446	585,870	586,696	—	(826)
Expiring 07/03/19	Deutsche Bank AG	SEK	2,409	256,301	259,520	—	(3,219)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Swedish Krona (continued),
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	10,618	$1,128,776	$1,143,873	$—	$(15,097)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	5,446	575,293	586,695	—	(11,402)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	5,446	588,660	586,696	1,964	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	5,444	587,886	586,480	1,406	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	5,310	562,581	572,045	—	(9,464)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	5,310	572,657	572,045	612	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	5,309	565,144	571,936	—	(6,792)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	5,309	571,675	571,937	—	(262)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	5,306	556,779	571,613	—	(14,834)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	3,502	377,697	377,269	428	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	3,355	352,405	361,433	—	(9,028)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,413	260,907	259,952	955	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,413	260,549	259,951	598	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,413	260,349	259,952	397	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,409	259,366	259,521	—	(155)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,409	260,134	259,521	613	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	SEK	2,409	260,057	259,521	536	—
Expiring 08/06/19	Citibank, N.A.	SEK	192,778	20,821,756	20,822,229	—	(473)
Swiss Franc,
Expiring 07/03/19	Bank of America, N.A.	CHF	557	563,295	570,857	—	(7,562)
Expiring 07/03/19	Citibank, N.A.	CHF	17,399	17,542,153	17,831,832	—	(289,679)
Expiring 07/03/19	Citibank, N.A.	CHF	4,655	4,770,463	4,770,801	—	(338)
Expiring 07/03/19	Citibank, N.A.	CHF	557	565,840	570,856	—	(5,016)
Expiring 07/03/19	Deutsche Bank AG	CHF	304	306,160	311,562	—	(5,402)
Expiring 07/03/19	Deutsche Bank AG	CHF	260	262,136	266,468	—	(4,332)
Expiring 07/03/19	Deutsche Bank AG	CHF	260	260,750	266,468	—	(5,718)
Expiring 07/03/19	Deutsche Bank AG	CHF	253	256,180	259,294	—	(3,114)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	557	565,528	570,857	—	(5,329)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	557	570,167	570,856	—	(689)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	364	368,493	373,055	—	(4,562)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	262	269,607	268,518	1,089	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	265,546	266,468	—	(922)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	262,293	266,467	—	(4,174)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	262,226	266,468	—	(4,242)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	261,377	266,468	—	(5,091)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	266,392	266,468	—	(76)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	266,163	266,468	—	(305)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	265,478	266,468	—	(990)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	267,664	266,468	1,196	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	260	266,434	266,468	—	(34)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	252,094	259,293	—	(7,199)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	252,576	259,293	—	(6,717)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	255,504	259,294	—	(3,790)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	254,764	259,294	—	(4,530)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	256,957	259,294	—	(2,337)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	253	255,750	259,293	—	(3,543)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	234	239,532	239,821	—	(289)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	234	238,413	239,821	—	(1,408)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	156	157,622	159,880	—	(2,258)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	CHF	104	104,948	106,588	—	(1,640)
Expiring 08/06/19	Citibank, N.A.	CHF	14,095	14,490,361	14,492,721	—	(2,360)
Thai Baht,
Expiring 07/03/19	Bank of America, N.A.	THB	528,822	16,881,788	17,245,883	—	(364,095)
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	THB	189,550	6,180,951	6,181,583	—	(632)
Expiring 08/06/19	JPMorgan Chase Bank, N.A.	THB	329,852	10,760,418	10,766,248	—	(5,830)

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Turkish Lira,
Expiring 07/03/19	Bank of America, N.A.	TRY	79,380	$13,371,290	$13,669,474	$—	$(298,184)
Expiring 07/03/19	Bank of America, N.A.	TRY	30,370	5,173,060	5,229,805	—	(56,745)
Expiring 07/03/19	Bank of America, N.A.	TRY	15,252	2,597,058	2,626,440	—	(29,382)
Expiring 07/03/19	Bank of America, N.A.	TRY	15,240	2,588,447	2,624,374	—	(35,927)
Expiring 07/03/19	Bank of America, N.A.	TRY	15,235	2,562,873	2,623,512	—	(60,639)
Expiring 07/03/19	Citibank, N.A.	TRY	30,370	5,108,752	5,229,805	—	(121,053)
Expiring 07/03/19	Citibank, N.A.	TRY	15,252	2,601,853	2,626,440	—	(24,587)
Expiring 07/03/19	Citibank, N.A.	TRY	15,240	2,632,625	2,624,374	8,251	—
Expiring 07/03/19	Citibank, N.A.	TRY	15,240	2,648,318	2,624,373	23,945	—
Expiring 07/03/19	Citibank, N.A.	TRY	6	1,039	1,033	6	—
Expiring 07/03/19	JPMorgan Chase Bank, N.A.	TRY	15,252	2,597,411	2,626,440	—	(29,029)
Expiring 08/06/19	Citibank, N.A.	TRY	124,513	21,163,083	21,030,594	132,489	—

				$3,513,957,848	$3,528,273,110	1,245,817	(15,561,079)

						$8,853,098	$(16,545,192)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	10,871	09/16/24	1.844%(S)	6 Month BBSW(2)(S)	$—	$112,619	$112,619
AUD	7,956	12/18/24	1.410%(S)	6 Month BBSW(2)(S)	66,352	46,240	(20,112)
AUD	3,391	09/18/29	2.190%(S)	6 Month BBSW(2)(S)	4,597	133,348	128,751
AUD	8,043	09/18/29	2.250%(S)	6 Month BBSW(2)(S)	7,759	65,354	57,595
CAD	10,459	09/16/24	2.094%(S)	3 Month CDOR(1)(S)	(2,486)	(92,576)	(90,090)
CAD	13,874	09/18/24	2.060%(S)	3 Month CDOR(1)(S)	1,407	(180,675)	(182,082)
CAD	3,244	09/18/29	2.281%(S)	3 Month CDOR(1)(S)	(1,022)	(98,756)	(97,734)
EUR	6,386	09/16/24	0.406%(A)	6 Month EURIBOR(2)(S)	9,878	111,330	101,452
EUR	4,290	09/18/24	0.156%(A)	6 Month EURIBOR(2)(S)	(4,115)	90,712	94,827
EUR	1,960	09/18/29	0.688%(A)	6 Month EURIBOR(2)(S)	7,714	109,251	101,537
EUR	4,344	09/18/29	1.156%(A)	6 Month EURIBOR(2)(S)	278	134,071	133,793
GBP	319,020	03/17/23	1.350%(S)	6 Month GBP LIBOR(2)(S)	1,854,757	3,696,305	1,841,548
GBP	3,816	09/18/24	1.281%(S)	6 Month GBP LIBOR(2)(S)	48,511	88,977	40,466
GBP	6,457	12/15/24	0.906%(S)	6 Month GBP LIBOR(1)(S)	5,460	16,003	10,543
GBP	1,753	09/18/29	1.438%(S)	6 Month GBP LIBOR(1)(S)	(2,561)	(82,214)	(79,653)
HUF 2,291,406		03/20/29	3.060%(A)	6 Month BUBOR(1)(S)	18,507	(150,583)	(169,090)
JPY	803,067	09/17/24	0.031%(S)	6 Month JPY LIBOR(1)(S)	(5,222)	(31,817)	(26,595)
JPY	242,193	09/18/29	0.188%(S)	6 Month JPY LIBOR(1)(S)	(5,373)	(34,357)	(28,984)
NOK	68,101	09/16/24	1.906%(A)	6 Month NIBOR(1)(S)	(278)	(40,649)	(40,371)
NOK	98,368	09/18/24	1.813%(A)	6 Month NIBOR(2)(S)	(52,291)	36,631	88,922
NZD	8,665	06/16/23	1.771%(S)	3 Month BBR(2)(Q)	—	39,151	39,151
NZD	50,920	06/16/23	1.775%(S)	3 Month BBR(2)(Q)	—	232,381	232,381
NZD	38,110	06/16/23	1.801%(S)	3 Month BBR(2)(Q)	—	186,907	186,907
NZD	11,396	09/16/24	2.188%(S)	3 Month BBR(2)(Q)	8,236	143,075	134,839
NZD	8,152	09/18/24	1.660%(S)	3 Month BBR(1)(Q)	(5,104)	(56,177)	(51,073)
NZD	7,632	09/18/24	1.897%(S)	3 Month BBR(1)(Q)	—	(111,307)	(111,307)
NZD	8,469	06/19/29	2.969%(S)	3 Month BBR(2)(Q)	676	205,941	205,265
NZD	3,570	09/18/29	2.438%(S)	3 Month BBR(2)(Q)	(2,135)	140,517	142,652
PLN	134,245	09/18/29	2.250%(A)	6 Month WIBOR(1)(S)	(119,194)	(345,172)	(225,978)
SEK	68,979	09/16/24	0.719%(A)	3 Month STIBOR(2)(Q)	(408)	104,517	104,925
SEK	48,881	09/18/24	0.500%(A)	3 Month STIBOR(2)(Q)	(209)	100,304	100,513
SEK	42,039	03/20/29	1.720%(A)	3 Month STIBOR(2)(Q)	(522)	173,823	174,345

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
SEK	21,261	09/18/29	1.000%(A)	3 Month STIBOR(2)(Q)	$(647)	$98,239	$98,886
	10,549	09/18/24	2.530%(S)	3 Month LIBOR(1)(Q)	(30,012)	(403,603)	(373,591)
	2,492	09/18/29	2.688%(S)	3 Month LIBOR(1)(Q)	(12,077)	(168,679)	(156,602)
ZAR	664,731	09/18/29	7.810%(Q)	3 Month JIBAR(1)(Q)	—	(232,468)	(232,468)

					$1,790,476	$4,036,663	$2,246,187

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements:
CNH	53,220	09/18/24	2.917%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(8,213)	$—	$(8,213)	Goldman Sachs International
CNH	159,663	09/18/24	2.918%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23,566)	—	(23,566)	Goldman Sachs International

					$(31,779)	$—	$(31,779)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(31,779)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$16,973,185
Morgan Stanley	—	5,205,813

Total	$—	$22,178,998

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$51,387,509	$—
Consumer Loans	—	38,978,525	—
Credit Cards	—	9,918,307	—
Equipment	—	5,558,101	—
Commercial Mortgage-Backed Securities	—	28,455,382	—

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds	$—	$588,850,783	$—
Municipal Bonds	—	12,290,254	—
Sovereign Bonds	—	940,432,992	—
U.S. Government Agency Obligations	—	235,904,953	—
U.S. Treasury Obligations	—	200,366,013	—
Affiliated Mutual Fund	15,871,008	—	—
U.S. Treasury Obligation	—	36,300,129	—
Unaffiliated Mutual Fund	19,097,862	—	—
Other Financial Instruments*
Futures Contracts	3,458,164	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(7,692,094)	—
Centrally Cleared Interest Rate Swap Agreements	—	2,246,187	—
OTC Interest Rate Swap Agreements	—	(31,779)	—

Total	$38,427,034	$2,142,965,262	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Sovereign Bonds	43.6%
U.S. Treasury Obligations	11.0
U.S. Government Agency Obligations	11.0
Banks	6.7
Media	2.9
Automobiles	2.4
Telecommunications	2.2
Electric	2.0
Auto Manufacturers	2.0
Consumer Loans	1.8
Pipelines	1.7
Oil & Gas	1.4
Commercial Mortgage-Backed Securities	1.3
Pharmaceuticals	1.3
Insurance	1.1
Agriculture	1.0
Beverages	0.9
Unaffiliated Mutual Fund	0.9
Healthcare-Services	0.9

Healthcare-Products	0.8%
Semiconductors	0.8
Affiliated Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	0.7
Municipal Bonds	0.6
Credit Cards	0.5
Software	0.3
Computers	0.3
Equipment	0.2
Multi-National	0.2
Trucking & Leasing	0.2
Diversified Financial Services	0.2
Savings & Loans	0.2
Holding Companies-Diversified	0.1
Transportation	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	—	$—		Due from/to broker — variation margin futures	$744,606	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,853,098		Unrealized depreciation on OTC forward foreign currency exchange contracts	16,545,192
Interest rate contracts	Due from/to broker — variation margin futures	5,657,047	*	Due from/to broker — variation margin futures	1,454,277	*
Interest rate contracts	Due from/to broker — variation margin swaps	4,131,917	*	Due from/to broker — variation margin swaps	1,885,730	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	31,779

		$18,642,062			$20,661,584

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$2,566,050	$17,573,011	$—
Interest rate contracts.	12,564,112	—	8,848,551

Total	$15,130,162	$17,573,011	$8,848,551

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$751,437	$(7,044,670)	$—
Interest rate contracts	(120,379)	—	(1,056,528)

Total	$631,058	$(7,044,670)	$(1,056,528)

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$996,193,207	$691,904,980	$1,896,902,714

Forward Foreign Currency Exchange Contracts—Sold(2)	Interest Rate Swap Agreements(1)
$2,746,332,533	$1,129,213,948

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$15,525,071	$(15,525,071)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,124,256	$(3,473,274)	$(2,349,018)	$—	$(2,349,018)
Citibank, N.A.	3,153,391	(3,916,091)	(762,700)	243,525	(519,175)
Deutsche Bank AG	322,551	(136,101)	186,450	—	186,450
Goldman Sachs International	—	(31,779)	(31,779)	—	(31,779)
JPMorgan Chase Bank, N.A.	4,252,900	(9,019,726)	(4,766,826)	814,953	(3,951,873)

	$8,853,098	$(16,576,971)	$(7,723,873)	$1,058,478	$(6,665,395)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $15,525,071:
Unaffiliated investments (cost $2,107,567,982)	$2,167,540,810
Affiliated investments (cost $15,871,008)	15,871,008
Cash	172,460
Receivable for investments sold	45,986,020
Dividends and interest receivable	11,457,611
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,853,098
Tax reclaim receivable	386,870
Receivable for Portfolio shares sold	1,100
Prepaid expenses	9,310

Total Assets	2,250,278,287

LIABILITIES
Payable for investments purchased	61,739,957
Unrealized depreciation on OTC forward foreign currency exchange contracts	16,545,192
Payable to broker for collateral for securities on loan	15,830,169
Management fee payable	539,551
Due to broker-variation margin futures	426,835
Accrued expenses and other liabilities	317,047
Distribution fee payable	88,525
Payable to affiliate	86,253
Due to broker-variation margin swaps	43,718
Unrealized depreciation on OTC swap agreements	31,779
Deposit due to broker for centrally cleared/exchange-traded derivatives	20,747
Affiliated transfer agent fee payable	369
Payable for Portfolio shares repurchased	72

Total Liabilities	95,670,214

NET ASSETS	$2,154,608,073

Net assets were comprised of:
Partners Equity	$2,154,608,073

Net asset value and redemption price per share, $2,154,608,073 / 184,566,400 outstanding shares of beneficial interest	$11.67

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $391,789 foreign withholding tax, of which $65,852 is reimbursable by an affiliate)	$19,663,941
Unaffiliated dividend income	414,089
Affiliated income from securities lending, net	13,702

Total income	20,091,732

EXPENSES
Management fee.	6,153,626
Distribution fee	2,490,477
Custodian and accounting fees	234,008
Audit fee	28,117
Trustees’ fees	15,428
Legal fees and expenses	8,594
Shareholders’ reports	6,419
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	34,515

Total expenses	8,974,659

NET INVESTMENT INCOME (LOSS)	11,117,073

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,922))	10,402,370
Futures transactions	15,130,162
Forward currency contract transactions	17,573,011
Swap agreements transactions	8,848,551
Foreign currency transactions	(2,889,919)

49,064,175

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $227)	64,631,818
Futures	631,058
Forward currency contracts	(7,044,670)
Swap agreements	(1,056,528)
Foreign currencies	140,763

57,302,441

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	106,366,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,483,689

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$11,117,073	$20,913,018
Net realized gain (loss) on investment and foreign currency transactions	49,064,175	85,763,644
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	57,302,441	(39,262,234)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	117,483,689	67,414,428

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [27,166,193 and 20,783,803 shares, respectively]	306,030,181	221,775,611
Portfolio shares repurchased [14,296,664 and 37,673,649 shares, respectively]	(160,361,981)	(405,742,378)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	145,668,200	(183,966,767)

CAPITAL CONTRIBUTIONS	223	114,658

TOTAL INCREASE (DECREASE)	263,152,112	(116,437,681)
NET ASSETS:
Beginning of period	1,891,455,961	2,007,893,642

End of period	$2,154,608,073	$1,891,455,961

SEE NOTES TO FINANCIAL STATEMENTS.

A193

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2019 consisted of 85 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 20 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio except for AST Columbia Adaptive Risk Allocation Portfolio, AST Goldman Sachs Global Income Portfolio and AST Morgan Stanley Multi-Asset Portfolio, which is a non-diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST AB Global Bond Portfolio (“AB Global Bond”)	Generate current income consistent with preservation of capital.	AllianceBernstein, L.P.

AST American Funds Growth Allocation Portfolio (“American Funds Growth Allocation”)	Long-term growth of capital and secondarily to generate income.	Capital International, Inc.

AST BlackRock 60/40 Target Allocation ETF Portfolio (“BlackRock 60/40 Target Allocation ETF”)	Long-term capital appreciation.	BlackRock Financial Management, Inc.

AST BlackRock 80/20 Target Allocation ETF Portfolio (“BlackRock 80/20 Target Allocation ETF”)	Long-term capital appreciation.	BlackRock Financial Management, Inc.

AST FQ Absolute Return Currency Portfolio (“FQ Absolute Return Currency”)	Absolute returns not highly correlated with any traditional asset class.	First Quadrant, L.P.

AST Franklin Templeton K2 Global Absolute Return Portfolio (“Franklin Templeton K2 Global Absolute Return”)	Capital appreciation with reduced market correlation.	Franklin Advisers, Inc. / K2 / D&S Management Co., LLC / Templeton Global Advisors Ltd.

AST Goldman Sachs Global Growth Allocation Portfolio (“Goldman Sachs Global Growth Allocation”)	Total return made up of capital appreciation and income.	Goldman Sachs Asset Management, L.P. (“GSAM”)

AST Goldman Sachs Global Income Portfolio (“Goldman Sachs Global Income”)	High total return emphasizing current income and to a lesser extent, providing opportunities for capital appreciation.	Goldman Sachs Asset Management International (“GSAMI”)

AST Jennison Global Infrastructure Portfolio (“Jennison Global Infrastructure”)	Total return.	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

AST Managed Alternatives Portfolio (“Managed Alternatives”)	Long-term capital appreciation, with a focus on downside protection.	None

B1

Portfolio	Objective(s)	Subadviser(s)
AST Managed Equity Portfolio (“Managed Equity”)	Capital appreciation.	QMA LLC (“QMA”) (formerly Quantitative Management Associates, LLC) (a wholly-owned subsidiary of PGIM, Inc.)

AST Managed Fixed Income Portfolio (“Managed Fixed Income”)	Total return.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

AST Neuberger Berman Long/Short Portfolio (“Neuberger Berman Long/Short”)	Long-term capital appreciation, with a secondary objective of principal preservation.	Neuberger Berman Investment Advisers, LLC

AST PIMCO Dynamic Bond Portfolio (“PIMCO Dynamic Bond”)	Total return.	Pacific Investment Management Company LLC

AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”)	Capital appreciation.	Jennison (a wholly-owned subsidiary of PGIM, Inc.)/ QMA (a wholly-owned subsidiary of PGIM, Inc.) / PGIM Fixed Income (“PFI”), which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.)

AST QMA International Core Equity Portfolio (“QMA International Core Equity”)	Long-term capital appreciation.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”)	Long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd / T. Rowe Price International Ltd – Tokyo / T. Rowe Price Hong Kong Limited (“T. Rowe”)

AST Wellington Management Global Bond Portfolio (“Wellington Management Global Bond”)	Consistent excess returns over the Bloomberg Barclays Global Aggregate Bond Index (US Hedged).	Wellington Management Company, LLP

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

B2

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also

B3

includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Trust limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Portfolios’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency

B4

gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire

B5

or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial/Commodity Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

B6

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

B7

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2019, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

B8

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of

B9

discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential as referenced in Note 3. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2019, the Investment Manager had engaged the firms referenced in Note 1 as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee
AB Global Bond	0.64% first $300 million;	0.62%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion

B10

Portfolio	Management Fee	Effective Management Fee
American Funds Growth Allocation	0.6825% first $300 million;	0.33%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
BlackRock 60/40 Target Allocation ETF	0.525% first $300 million;	—#
	0.515% on next $200 million;
	0.505% on next $250 million;
	0.495% on next $2.5 billion;
	0.485% on next $2.75 billion;
	0.455% on next $4 billion;
	0.435% in excess of $10 billion
BlackRock 80/20 Target Allocation ETF	0.525% first $300 million;	0.03%
	0.515% on next $200 million;
	0.505% on next $250 million;
	0.495% on next $2.5 billion;
	0.485% on next $2.75 billion;
	0.455% on next $4 billion;
	0.435% in excess of $10 billion
FQ Absolute Return Currency	0.8325% first $300 million;	—#
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Franklin Templeton K2 Global Absolute	0.7825% first $300 million;	—#
Return	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Goldman Sachs Global Growth Allocation	0.7825% first $300 million;	0.13%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Goldman Sachs Global Income	0.64% first $300 million;	0.63%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion
Jennison Global Infrastructure	0.8325% first $300 million;	0.11%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

B11

Portfolio	Management Fee	Effective Management Fee
Managed Alternatives(1)	0.15%	—#
Managed Equity(1)	0.15%	—#
Managed Fixed Income(1)	0.15%	0.14%
Neuberger Berman Long/Short	1.04% first $300 million	0.59%
	1.03% on next $200 million;
	1.02% on next $250 million;
	1.01% on next $2.5 billion;
	1.00% on next $2.75 billion;
	0.97% on next $4 billion;
	0.95% in excess of $10 billion
PIMCO Dynamic Bond	0.7125% first $300 million;	0.68%
	0.7025% on next $200 million;
	0.6925% on next $250 million;
	0.6825% on next $2.5 billion;
	0.6725% on next $2.75 billion;
	0.6425% on next $4.0 billion;
	0.6225% in excess of $10 billion
Prudential Flexible Multi-Strategy	0.9825% first $300 million;	0.43%
	0.9725% on next $200 million;
	0.9625% on next $250 million;
	0.9525% on next $2.5 billion;
	0.9425% on next $2.75 billion;
	0.9125% on next $4 billion;
	0.8925% in excess of $10 billion
QMA International Core Equity	0.7325% first $300 million;	0.71%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
T. Rowe Price Diversified Real Growth	0.7325% first $300 million;	0.08%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
Wellington Management Global Bond	0.64% first $300 million;	0.62%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion

Portfolio	Fee Waivers and/or Expense Limitations
American Funds Growth Allocation	contractually limit expenses to
0.92% through June 30, 2020(a)(b)
BlackRock 60/40 Target Allocation ETF	contractually limit expenses to
0.75% through June(a)(b)
BlackRock 80/20 Target Allocation ETF	contractually limit expenses to
0.75% through June(a)(b)
FQ Absolute Return Currency	contractually limit expenses to
1.22% through June 30, 2020

B12

Portfolio	Fee Waivers and/or Expense Limitations
Franklin Templeton K2 Global Absolute	contractually limit expenses to
Return	1.17% through June 30, 2020(a)(b)
Goldman Sachs Global Growth Allocation	contractually limit expenses to
1.19% through June 30, 2020(a)(b)
Jennison Global Infrastructure	contractually limit expenses to
1.26% through June 30, 2020
Managed Alternatives	contractually limit expenses to
1.47% through June 30, 2020(d)
Managed Equity	contractually limit expenses to
1.25% through June 30, 2020(c)
Managed Fixed Income	contractually limit expenses to
1.25% through June 30, 2020(c)
Neuberger Berman Long/Short	contractually limit expenses to
1.42% through June 30, 2020
PIMCO Dynamic Bond	voluntarily limit expenses to 1.02%
through June 30, 2019
Prudential Flexible Multi-Strategy	contractually limit expenses to
1.48% through June 30, 2020(a)(c)
T. Rowe Price Diversified Real Growth	contractually waive 0.01%
through June 30, 2020
effective April 27, 2019 contractually waive an additional 0.001%
through June 30, 2020
contractually limit expenses to
1.05% through June 30, 2020(a)(b)

(a)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

(b)	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the Subadviser.
(c)	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust.
(d)	Expense limitation includes acquired fund fees and expenses excluding underlying dividends on securities sold short and brokers fees and expenses on short sales.
#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.
(1)

The Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Investment Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

B13

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Managed Alternatives, Managed Equity and Managed Fixed Income. In addition, the 12b-1 fee is waived for the assets of Goldman Sachs Global Growth Allocation Portfolio and Prudential Flexible Multi-Strategy Portfolio that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2019, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Jennison Global Infrastructure	$12
Neuberger Berman Long/Short	310

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a

B14

quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2019 the Portfolios’ purchase and sales transactions under

Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Franklin Templeton K2 Global Absolute Return	$—	$1,972	$(87)
PIMCO Dynamic Bond	551,847	—	—
T. Rowe Price Diversified Real Growth	8,276	1,807	(944)

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust’s due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2018 and for the six months ended June 30, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

During the reporting period and in consultation with the Trust’s independent trustees, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

B15

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been accrued or paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnership for tax purposes.

Portfolio	2019 Withholding Tax
AB Global Bond	$15,489
Franklin Templeton K2 Global Absolute Return	1,059
Goldman Sachs Global Income	19,005
Jennison Global Infrastructure	6,160
Prudential Flexible Multi-Strategy	7,725
QMA International Core Equity	300,645
T. Rowe Price Diversified Real Growth	4,491
Wellington Management Global Bond	65,852

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2019 Payments
Franklin Templeton K2 Global Absolute Return	$1,959
Jennison Global Infrastructure	3,508
Neuberger Berman Long/Short	2,113
Prudential Flexible Multi-Strategy	6,888
QMA International Core Equity	222,275
T. Rowe Price Diversified Real Growth	6,854

The following amounts have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Opportunity Loss
AB Global Bond	$990
Franklin Templeton K2 Global Absolute Return	42
Goldman Sachs Global Income	57
Jennison Global Infrastructure	289
Prudential Flexible Multi-Strategy	34
QMA International Core Equity	1,464
T. Rowe Price Diversified Real Growth	150
Wellington Global Bond	223

B16

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
AB Global Bond	$1,164,734,844	$1,058,513,877
American Funds Growth Allocation	319,463,485	—
BlackRock 60/40 Target Allocation ETF	60,900,352	2,706,458
BlackRock 80/20 Target Allocation ETF	77,423,942	1,845,251
Franklin Templeton K2 Global Absolute Return	2,589,110	2,946,674
Goldman Sachs Global Growth Allocation	13,216,121	10,761,435
Goldman Sachs Global Income	1,240,127,535	1,193,034,447
Jennison Global Infrastructure	4,472,556	4,339,714
Managed Alternatives	5,293,000	5,118,182
Managed Equity	6,787,774	5,736,804
Managed Fixed Income	5,932,912	6,666,375
Neuberger Berman Long/Short	7,974,744	9,035,012
PIMCO Dynamic Bond	336,974,396	305,562,095
Prudential Flexible Multi-Strategy	29,794,451	22,085,547
QMA International Core Equity	798,508,215	718,769,951
T. Rowe Price Diversified Real Growth	25,408,886	22,506,158
Wellington Management Global Bond	980,237,544	793,082,241

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

AB Global Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,476,756	$554,296,776	$537,367,200	$—	$—	$18,406,332	18,406,332	$512,928

PGIM Institutional Money Market Fund*
19,047,121	86,686,054	81,681,502	3,735	4,431	24,059,839	24,052,623	34,092	**

$20,523,877	$640,982,830	$619,048,702	$3,735	$4,431	$42,466,171		$547,020

American Funds Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$231	$4,064,662	$4,064,012	$—	$—	$881	881	$301

BlackRock 60/40 Target Allocation ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$—	$25,557,519	$24,169,982	$—	$—	$1,387,537	1,387,537	$11,820

PGIM Institutional Money Market Fund*
—	21,045,665	17,200,602	—	(209)	3,844,854	3,843,701	1,921	**

$—	$46,603,184	$41,370,584	$—	$(209)	$5,232,391		$13,741

B17

BlackRock 80/20 Target Allocation ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$—	$31,859,024	$30,170,976	$—	$—	$1,688,048	1,688,048	$15,829

PGIM Institutional Money Market Fund*
—	19,240,819	15,554,832	—	32	3,686,019	3,684,914	1,796	**

$—	$51,099,843	$45,725,808	$—	$32	$5,374,067		$17,625

Franklin Templeton K2 Global Absolute Return

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$9,120,261	$5,002,832	$5,158,843	$—	$—	$8,964,250	8,964,250	$112,016

PGIM Institutional Money Market Fund*
938,233	5,511,452	5,948,793	88	(101)	500,879	500,728	2,459	**

$10,058,494	$10,514,284	$11,107,636	$88	$(101)	$9,465,129		$114,475

Goldman Sachs Global Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$5,075,905	$9,098,833	$9,667,293	$—	$—	$4,507,445	4,507,445	$71,594

PGIM Institutional Money Market Fund*
752,969	31,287,375	32,036,878	74	287	3,827	3,826	2,701	**

$5,828,874	$40,386,208	$41,704,171	$74	$287	$4,511,272		$74,295

Goldman Sachs Global Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$7,398,445	$259,310,845	$183,297,940	$—	$—	$83,411,350	83,411,350	$483,880

PGIM Institutional Money Market Fund*
3,807,721	39,304,243	37,024,121	616	2,692	6,091,151	6,089,324	10,124	**

$11,206,166	$298,615,088	$220,322,061	$616	$2,692	$89,502,501		$494,004

B18

Jennison Global Infrastructure

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,028,460	$3,451,597	$3,793,956	$—	$—	$686,101	686,101	$5,497

PGIM Institutional Money Market Fund*
1,485,858	3,694,785	5,124,216	145	418	56,990	56,973	1,116	**

$2,514,318	$7,146,382	$8,918,172	$145	$418	$743,091		$6,613

Managed Alternatives

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST FQ Absolute Return Currency Portfolio*
$1,282,835	$1,470,000	$40,000	$(22,213)	$(1,335)	$2,689,287	283,083	$—

AST Morgan Stanley Multi-Asset*
2,630,414	103,000	2,750,692	9,812	7,466	—	—	—

AST Neuberger Berman Long/Short Portfolio*
2,176,219	591,001	100,000	230,490	14,871	2,912,581	251,518	—

AST PIMCO Dynamic Bond Portfolio*
1,572,888	2,023,000	45,000	64,547	1,477	3,616,912	362,416	—

AST Wellington Management Real Total Return*
1,864,109	16,000	1,956,743	84,858	(8,224)	—	—	—

PGIM Core Ultra Short Bond Fund*
99,040	1,033,888	862,404	—	—	270,524	270,524	1,535

$9,625,505	$5,236,889	$5,754,839	$367,494	$14,255	$9,489,304		$1,535

Managed Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AQR Emerging Markets Equity Portfolio*
$3,953,007	$579,999	$670,000	$320,972	$69,906	$4,253,884	373,475	$—

AST ClearBridge Dividend Growth Portfolio*
1,660,718	145,000	40,000	315,079	14,590	2,095,387	104,352	—

AST Cohen & Steers Global Realty Portfolio*
65,732	225,000	45,000	6,355	3,464	255,551	18,398	—
AST Hotchkis & Wiley Large-Cap Value Portfolio*
2,799,282	335,000	3,520,470	(115,834)	502,022	—	—	—

AST International Growth Portfolio*
4,833,721	135,000	135,000	973,532	28,750	5,836,003	310,426	—

AST International Value Portfolio*
4,822,693	155,001	95,000	553,617	8,597	5,444,908	272,654	—

AST Loomis Sayles Large-Cap Growth Portfolio*
3,601,557	400,000	130,000	728,933	56,559	4,657,049	78,760	—

AST MFS Global Equity Portfolio*
1,755,084	174,999	300,000	270,937	74,737	1,975,757	88,282	—

AST Mid-Cap Growth Portfolio*
2,125,169	109,999	210,000	490,902	38,325	2,554,395	223,677	—

B19

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
$2,225,457	$385,000	$—	$315,173	$—	$2,925,630	88,121	$—

AST QMA US Equity Alpha Portfolio*
3,112,084	190,000	130,000	358,920	44,543	3,575,547	112,971	—

AST Small-Cap Growth Portfolio*
647,119	155,000	—	182,030	—	984,149	18,988	—

AST Small-Cap Value Portfolio*
681,744	140,000	50,000	86,951	11,829	870,524	32,182	—

AST T. Rowe Price Large-Cap Value Portfolio*
—	3,527,774	50,000	212,703	267	3,690,744	233,739	—

AST T. Rowe Price Natural Resources Portfolio*
283,760	130,001	250,000	32,042	8,082	203,885	9,340	—

PGIM Core Ultra Short Bond Fund*
274,012	3,607,163	3,226,924	—	—	654,251	654,251	5,796

$32,841,139	$10,394,936	$8,852,394	$4,732,312	$861,671	$39,977,664		$5,796

Managed Fixed Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Blackrock Low Duration Bond Portfolio*
$3,684,045	$70,863	$2,985,000	$(49,753)	$105,738	$825,893	73,872	$—

AST High Yield Portfolio*
547,448	1,868,274	956,000	45,465	65,841	1,571,028	143,735	—

AST PIMCO Dynamic Bond Portfolio*
390,943	20,110	15,000	15,588	617	412,258	41,308	—

AST Prudential Core Bond Portfolio*
30,164,560	1,623,513	1,340,000	1,917,197	138,157	32,503,427	2,494,507	—

AST Wellington Management Global Bond Portfolio*
2,557,081	175,714	138,000	140,039	13,224	2,748,058	235,279	—

AST Western Asset Emerging Markets Debt Portfolio*
381,147	1,242,181	163,000	97,504	9,618	1,567,450	132,163	—

PGIM Core Ultra Short Bond Fund*
291,559	4,671,866	3,870,674	—	—	1,092,751	1,092,751	9,629

$38,016,783	$9,672,521	$9,467,674	$2,166,040	$333,195	$40,720,865		$9,629

PIMCO Dynamic Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,787,864	$124,021,044	$119,304,742	$—	$—	$6,504,166	6,504,166	$25,825

PGIM Institutional Money Market Fund*
3,969,117	15,514,747	15,241,949	661	1,579	4,244,155	4,242,882	7,559	**

$5,756,981	$139,535,791	$134,546,691	$661	$1,579	$10,748,321		$33,384

B20

Prudential Flexible Multi-Strategy

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Cohen & Steers Global Realty Portfolio*
$2,130,900	$—	$—	$348,011	$—	$2,478,911	178,467	$—

AST High Yield Portfolio*
1,036,479	2,000,000	—	141,025	—	3,177,504	290,714	—

AST Prudential Core Bond Portfolio*
23,560,776	—	2,000,000	1,320,785	207,280	23,088,841	1,771,975	—

AST QMA US Equity Alpha Portfolio*
21,755,657	—	—	2,800,925	—	24,556,582	775,879	—

PGIM Core Ultra Short Bond Fund*
9,377,554	18,282,020	24,715,062	—	—	2,944,512	2,944,512	50,595

PGIM Institutional Money Market Fund*
91	815,283	705,242	—	(40)	110,092	110,059	388	**

$57,861,457	$21,097,303	$27,420,304	$4,610,746	$207,240	$56,356,442		$50,983

QMA International Core Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$19,261,396	$177,471,075	$187,228,801	$—	$—	$9,503,670	9,503,670	$222,287

PGIM Institutional Money Market Fund*
34,431,544	215,055,824	241,409,716	2,961	1,617	8,082,230	8,079,806	163,346	**

$53,692,940	$392,526,899	$428,638,517	$2,961	$1,617	$17,585,900		$385,633

T. Rowe Price Diversified Real Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$697,153	$13,860,109	$12,825,865	$—	$—	$1,731,397	1,731,397	$16,127

PGIM Institutional Money Market Fund*
1,102,694	8,940,413	8,951,096	128	209	1,092,348	1,092,020	1,471	**

$1,799,847	$22,800,522	$21,776,961	$128	$209	$2,823,745		$17,598

Wellington Management Global Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$2,286,952	$211,952,728	$198,366,977	$227	$(1,922)	$15,871,008	15,866,248	$13,702	**

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

B21

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2019. The average balance outstanding is for the number of days the Portfolio utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2019
AB Global Bond	$2,220,500	3.75%	4	$2,987,000	$—
Goldman Sachs Global Income	1,019,750	3.75	4	2,273,000	—
PIMCO Dynamic Bond	5,169,455	3.76	11	9,419,000	—
Wellington Management Global Bond	1,104,000	3.72	2	1,185,000	—

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2019, all Portfolios offer only a single share class to investors.

As of June 30, 2019, all shares of the Portfolios were owned of record by the following affiliates of the Investment Manager: Prudential Retirement Insurance & Annuity Company (“PRIAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company (“PRU LIFE”) and Pruco Life Insurance Company (“SKANDIA LIFE”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios as part of their investments.

B22

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares:

Portfolio	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
AB Global Bond	3	97	97
American Funds Growth Allocation	2	100	100
BlackRock 60/40 Target Allocation ETF	2	100	100
BlackRock 80/20 Target Allocation ETF	2	100	100
FQ Absolute Return Currency	3	95	95
Franklin Templeton K2 Global Absolute Return	3	100	100
Goldman Sachs Global Growth Allocation	2	100	100
PIMCO Dynamic Bond	3	89	89
Jennison Global Infrastructure	3	100	100
Managed Alternatives	2	100	100
Managed Equity	2	100	100
Managed Fixed Income	2	100	100
Neuberger Berman Long/Short	4	96	96
Prudential Flexible Multi-Strategy	2	100	100
QMA International Core Equity	4	95	95
T. Rowe Price Diversified Real Growth	2	100	100
Wellington Management Global Bond	3	97	97

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

B23

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Portfolios’ allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Portfolios to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Non-diversification Risk:    A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

B24

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9.	Reorganization

On July 23, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Columbia Adaptive Risk Allocation Portfolio (the “Merged Portfolio”) for shares of AST T. Rowe Price Diversified Real Growth Portfolio (the “Acquiring Portfolio) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on November 15, 2018 and the reorganization took place at the close of business on January 25, 2019.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
AST Columbia Adaptive Risk Allocation Portfolio	$11,184,460	$11,560,418

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 25, 2019:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Columbia Adaptive Risk Allocation Portfolio	1,381,151	AST T. Rowe Price Diversified Real Growth Portfolio	1,262,091	$16,356,808

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Depreciation on Investments	Acquiring Portfolio	Net Assets
AST Columbia Adaptive Risk Allocation Portfolio	$16,356,808	$(375,958)	AST T. Rowe Price Diversified Real Growth Portfolio	$62,994,714

B25

Assuming the acquisition had been completed on January 1, 2018, the Acquiring Portfolio’s unaudited pro forma results of operations for the period ended June 30, 2019 would have been as follows:

Acquiring Fund	Net Investment loss(a)	Net realized and unrealized loss on investments(b)	Net decrease in net assets resulting from operations
AST T. Rowe Price Diversified Real Growth Portfolio	$725,652	$9,908,254	$10,633,906

(a)Net investment income as reported in the Statement of Operations (Year ended December 31, 2018) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: AST Columbia Adaptive Risk Allocation Portfolio $9,546.

(b)Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2018) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: AST Columbia Adaptive Risk Allocation Portfolio $534,590.

Since both the Merged Portfolio and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 25, 2019 for the Plan.

10.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolios’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Investment Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Investment Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B26

Financial Highlights

(unaudited)

	AST AB Global Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,				July 13, 2015(a) through December 31,
			2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.91		$10.86		$10.60	$10.08	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.22		0.22	0.17	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.52		(0.17)		0.04	0.35	0.04

Total from investment operations	0.62		0.05		0.26	0.52	0.08

Capital Contributions	—	(c)(d)	—	(c)(d)	—	—	—

Net Asset Value, end of period	$11.53		$10.91		$10.86	$10.60	$10.08

Total Return(e)	5.68	%(f)	0.46	%(f)	2.45%	5.16%	0.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,803		$1,583		$1,709	$1,299	$1,131
Average net assets (in millions)	$1,690		$1,697		$1,688	$1,266	$802
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.90	%(h)	0.90%		0.90%	0.91%	0.92	%(h)
Expenses before waivers and/or expense reimbursement	0.90	%(h)	0.90%		0.90%	0.91%	0.92	%(h)
Net investment income (loss)	1.88	%(h)	2.03%		2.01%	1.65%	0.90	%(h)
Portfolio turnover rate(i)(j)	75%		210%		99%	88%	55%

	AST American Funds Growth Allocation Portfolio
	Six Months Ended June 30, 2019		April 30, 2018(a) through December 31, 2018

Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.55		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.46
Net realized and unrealized gain (loss) on investment transactions	1.26		(0.91)

Total from investment operations	1.29		(0.45)

Net Asset Value, end of period	$10.84		$9.55

Total Return(e)	13.51%		(4.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$675		$298
Average net assets (in millions)	$502		$151
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.61	%(h)	0.60	%(h)
Expenses before waivers and/or expense reimbursement	0.96	%(h)	1.01	%(h)
Net investment income (loss)	0.52	%(h)	6.86	%(h)
Portfolio turnover rate(i)	0%		20%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST BlackRock 60/40 Target Allocation ETF Portfolio
	January 2, 2019(a) through June 30, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17
Net realized and unrealized gain (loss) on investment transactions	1.00

Total from investment operations	1.17

Net Asset Value, end of period	$11.17

Total Return(c)	11.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$60
Average net assets (in millions)	$21
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)
Expenses before waivers and/or expense reimbursement	1.21	%(e)
Net investment income (loss)	3.06	%(e)
Portfolio turnover rate(f)	11%

	AST BlackRock 80/20 Target Allocation ETF Portfolio
	January 2, 2019(a) through June 30, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20
Net realized and unrealized gain (loss) on investment transactions	1.24

Total from investment operations	1.44

Net Asset Value, end of period	$11.44

Total Return(c)	14.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$79
Average net assets (in millions)	$25
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)
Expenses before waivers and/or expense reimbursement	1.14	%(e)
Net investment income (loss)	3.68	%(e)
Portfolio turnover rate(f)	6%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST FQ Absolute Return Currency Portfolio
	Six Months Ended June 30, 2019(b)		Year Ended December 31,					April 28, 2014(a) through December 31, 2014
			2018(b)		2017(b)	2016(b)	2015(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.70		$10.26		$10.58	$9.19	$9.75	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		(0.01)		(0.08)	(0.10)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)		(0.55)		(0.24)	1.49	(0.49)	(0.21)

Total from investment operations	(0.20)		(0.56)		(0.32)	1.39	(0.56)	(0.25)

Net Asset Value, end of period	$9.50		$9.70		$10.26	$10.58	$9.19	$9.75

Total Return(c)	(2.06)%		(5.46)%		(3.02)%	15.13%	(5.74)%	(2.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10		$9		$9	$10	$6	$5
Average net assets (in millions)	$9		$9		$9	$8	$5	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.22	%(e)	1.22%		1.22%	1.22%	1.22%	1.22	%(e)
Expenses before waivers and/or expense reimbursement	2.38	%(e)	2.38%		2.35%	2.40%	2.94%	3.76	%(e)
Net investment income (loss)	0.25	%(e)	(0.09)%		(0.71)%	(0.97)%	(0.79)%	(0.62	)%(e)
Portfolio turnover rate(f)	0%		0%		0%	0%	0%	0%

	AST Franklin Templeton K2 Global Absolute Return Portfolio
	Six Months Ended June 30, 2019(b)		Year Ended December 31,					April 28, 2014(a) through December 31, 2014
			2018(b)		2017(b)	2016(b)	2015(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.75		$10.31		$9.59	$9.37	$9.73	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.19		0.10	0.09	0.10	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		(0.75)		0.62	0.13	(0.46)	(0.36)

Total from investment operations	0.23		(0.56)		0.72	0.22	(0.36)	(0.27)

Capital Contributions	—	(g)(h)	—	(g)(h)	—	—	—	—

Net Asset Value, end of period	$9.98		$9.75		$10.31	$9.59	$9.37	$9.73

Total Return(c)	2.36	%(i)	(5.43	)%(i)	7.51%	2.35%	(3.70)%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24		$24		$25	$21	$17	$7
Average net assets (in millions)	$24		$27		$22	$19	$12	$6
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.07%		1.08%	1.07%	1.08%	1.08	%(e)
Expenses before waivers and/or expense reimbursement	1.91	%(e)	1.87%		1.95%	1.83%	2.49%	4.17	%(e)
Net investment income (loss)	2.80	%(e)	1.83%		0.98%	0.95%	0.99%	1.63	%(e)
Portfolio turnover rate(f)	17%		28%		37%	34%	35%	29%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(h)	Less than $0.005 per share.

(i)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Goldman Sachs Global Growth Allocation Portfolio
	Six Months Ended June 30, 2019(b)		Year Ended December 31,				April 28, 2014(a) through December 31, 2014
			2018(b)	2017(b)	2016(b)	2015(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.38		$12.57	$10.77	$10.19	$10.29	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.21	0.27	0.15	0.12	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.35		(1.40)	1.53	0.43	(0.22)	0.20

Total from investment operations	1.47		(1.19)	1.80	0.58	(0.10)	0.29

Net Asset Value, end of period	$12.85		$11.38	$12.57	$10.77	$10.19	$10.29

Total Return(c)	12.92%		(9.47)%	16.71%	5.69%	(0.97)%	2.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$38		$33	$33	$24	$22	$8
Average net assets (in millions)	$36		$35	$29	$22	$16	$6
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.80%	0.81%	0.79%	0.79%	0.81	%(e)
Expenses before waivers and/or expense reimbursement	1.50	%(e)	1.49%	1.61%	1.65%	1.92%	3.84	%(e)
Net investment income (loss)	1.96	%(e)	1.72%	2.28%	1.46%	1.18%	1.55	%(e)
Portfolio turnover rate(f)	35%		52%	21%	64%	100%	31%

	AST Goldman Sachs Global Income Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,				July 13, 2015(a) through December 31, 2015
			2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.68		$10.71		$10.49	$10.14	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.16		0.14	0.10	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.70		(0.19)		0.08	0.25	0.09

Total from investment operations	0.80		(0.03)		0.22	0.35	0.14

Capital Contributions	—	(g)(h)	—	(g)(h)	—	—	—

Net Asset Value, end of period	$11.48		$10.68		$10.71	$10.49	$10.14

Total Return(c)	7.49	%(i)	(0.28	)%(i)	2.10%	3.45%	1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$861		$781		$801	$792	$754
Average net assets (in millions)	$801		$796		$800	$787	$547
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.92	%(e)	0.91%		0.90%	0.92%	0.94	%(e)
Expenses before waivers and/or expense reimbursement	0.92	%(e)	0.92%		0.92%	0.93%	0.94	%(e)
Net investment income (loss)	1.84	%(e)	1.51%		1.28%	0.97%	0.98	%(e)
Portfolio turnover rate(f)	187%		344%		182%	284%	158%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(h)	Less than $0.005 per share.

(i)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Jennison Global Infrastructure Portfolio
	Six Months Ended June 30, 2019(b)		Year Ended December 31,					April 28, 2014(a) through December 31, 2014
			2018(b)		2017(b)	2016(b)	2015(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.01		$12.04		$10.12	$9.37	$10.45	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.18		0.13	0.10	0.10	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.02		(1.22)		1.79	0.65	(1.18)	0.38

Total from investment operations	2.17		(1.04)		1.92	0.75	(1.08)	0.45

Capital Contributions	—	(c)(d)	0.01	(c)	—	—	—	—

Net Asset Value, end of period	$13.18		$11.01		$12.04	$10.12	$9.37	$10.45

Total Return(e)	19.71	%(f)	(8.55	)%(j)	18.97%	8.00%	(10.33)%	4.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15		$13		$13	$9	$7	$6
Average net assets (in millions)	$14		$13		$11	$8	$7	$6
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.26	%(h)	1.26%		1.26%	1.26%	1.26%	1.26	%(h)
Expenses before waivers and/or expense reimbursement	1.98	%(h)	2.12%		2.23%	2.59%	2.98%	3.81	%(h)
Net investment income (loss)	2.51	%(h)	1.50%		1.19%	1.03%	0.99%	1.15	%(h)
Portfolio turnover rate(i)	31%		78%		60%	98%	89%	39%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (8.63)%.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Managed Alternatives Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,			July 13, 2015(a) through December 31, 2015
			2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.68		$10.02	$9.77	$9.68	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(c)	— (c)	— (c)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.37		(0.34)	0.25	0.11	(0.31)

Total from investment operations	0.37		(0.34)	0.25	0.09	(0.32)

Net Asset Value, end of period	$10.05		$9.68	$10.02	$9.77	$9.68

Total Return(d)	3.82%		(3.39)%	2.56%	0.93%	(3.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$10	$8	$5	$2
Average net assets (in millions)	$11		$9	$7	$3	$0.5
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.15	%(f)	0.16%	0.16%	0.19%	0.25	%(f)
Expenses before waivers and/or expense reimbursement	1.25	%(f)	1.32%	1.75%	2.70%	30.28	%(f)
Net investment income (loss)	(0.05	)%(f)	(0.04)%	0.04%	(0.16)%	(0.23	)%(f)
Portfolio turnover rate(g)	49%		3%	8%	24%	0%

	AST Managed Equity Portfolio
	Six Months Ended June 30, 2019(b)		Year Ended December 31,				April 28, 2014(a) through December 31, 2014
			2018(b)	2017(b)	2016(b)	2015(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.69		$13.30	$10.71	$10.18	$10.33	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.01)	(0.01)	(0.01)	—	(c)
Net realized and unrealized gain (loss) on investment transactions	1.94		(1.60)	2.60	0.54	(0.14)	0.33

Total from investment operations .	1.93		(1.61)	2.59	0.53	(0.15)	0.33

Net Asset Value, end of period	$13.62		$11.69	$13.30	$10.71	$10.18	$10.33

Total Return(d)	16.51%		(12.11)%	24.18%	5.21%	(1.45)%	3.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions) .	$41		$34	$33	$20	$12	$3
Average net assets (in millions)	$38		$36	$26	$15	$7	$1
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.19	%(f)	0.19%	0.20%	0.22%	0.24%	0.14	%(f)
Expenses before waivers and/or expense reimbursement	0.52	%(f)	0.53%	0.66%	0.77%	1.44%	10.76	%(f)
Net investment income (loss)	(0.12	)%(f)	(0.11)%	(0.11)%	(0.10)%	(0.07)%	(0.14	)%(f)
Portfolio turnover rate(g)	15%		7%	3%	21%	30%	10%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.

(f)	Annualized.

(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Managed Fixed Income Portfolio
	Six Months Ended June 30, 2019(b)		Year Ended December 31,				April 28, 2014(a) through December 31, 2014
			2018(b)	2017(b)	2016(b)	2015(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.57		$10.66	$10.26	$9.91	$10.07	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.05)	(0.05)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.68		(0.04)	0.45	0.40	(0.11)	0.08

Total from investment operations	0.66		(0.09)	0.40	0.35	(0.16)	0.07

Net Asset Value, end of period	$11.23		$10.57	$10.66	$10.26	$9.91	$10.07

Total Return(c)	6.24%		(0.84)%	3.90%	3.53%	(1.59)%	0.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions) .	$42		$39	$35	$28	$18	$6
Average net assets (in millions)	$40		$37	$31	$24	$13	$2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.51%	0.53%	0.52%	0.49%	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.51	%(e)	0.52%	0.57%	0.53%	0.82%	5.60	%(e)
Net investment income (loss)	(0.44	)%(e)	(0.45)%	(0.49)%	(0.51)%	(0.49)%	(0.44	)%(e)
Portfolio turnover rate(f)	15%		36%	12%	13%	52%	60%

	AST Neuberger Berman Long/Short Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,						July 13, 2015(a) through December 31, 2015
			2018		2017		2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.45		$11.20		$9.89		$9.57		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.01		(0.01)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.12		(0.76)		1.32		0.36		(0.40)

Total from investment operations	1.13		(0.75)		1.31		0.32		(0.43)

Capital Contributions	—		—	(g)(h)	—		—		—

Net Asset Value, end of period	$11.58		$10.45		$11.20		$9.89		$9.57

Total Return(c)	10.81%		(6.70	)%(i)	13.25%		3.34%		(4.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$36		$20		$19		$15		$13
Average net assets (in millions)	$22		$20		$17		$14		$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.83	%(e)(j)	1.81	%(j)	1.80	%(j)	1.76	%(j)	1.65	%(e)
Expenses before waivers and/or expense reimbursement	2.28	%(e)(j)	2.30	%(j)	2.43	%(j)	2.43	%(j)	3.10	%(e)
Net investment income (loss)	0.16	%(e)	0.07%		(0.12)%		(0.37)%		(0.63	)%(e)
Portfolio turnover rate(f)	38%		74%		95%		88%		66%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(h)	Less than $0.005 per share.

(i)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(j)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.41% for the six months ended June 30, 2019, 0.39%, 0.38% and 0.34% for the years ended December 31, 2018, 2017 and 2016, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST PIMCO Dynamic Bond Portfolio
	Six Months Ended June 30, 2019(b)		Year Ended December 31,					April 28, 2014(a) through December 31, 2014
			2018(b)		2017(b)	2016(b)	2015(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.59		$9.62		$9.65	$9.55	$9.77	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.19		0.17	0.16	0.21	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28		(0.22)		(0.20)	(0.06)	(0.43)	(0.31)

Total from investment operations	0.39		(0.03)		(0.03)	0.10	(0.22)	(0.23)

Capital Contributions	—		—	(c)(d)	—	—	—	—

Net Asset Value, end of period	$9.98		$9.59		$9.62	$9.65	$9.55	$9.77

Total Return(e)	4.07%		(0.31	)%(f)	(0.31)%	1.05%	(2.25)%	(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$323		$280		$307	$321	$514	$762
Average net assets (in millions)	$302		$306		$313	$375	$684	$733
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.02	%(h)	1.03%		1.05%	1.05%	1.03%	1.00	%(h)
Expenses before waivers and/or expense reimbursement	1.06	%(h)	1.04%		1.05%	1.05%	1.03%	1.00	%(h)
Net investment income (loss)	2.27	%(h)	1.95%		1.78%	1.72%	2.20%	1.22	%(h)
Portfolio turnover rate(i)	149%		265%		146%	278%	264%	177%

	AST Prudential Flexible Multi-Strategy Portfolio
	Six Months Ended June 30, 2019(b)		Year Ended December 31,					April 28, 2014(a) through December 31, 2014
			2018(b)		2017(b)	2016(b)	2015(b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.44		$13.31		$11.38	$10.59	$10.59	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.04		0.01	(0.04)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.05		(0.91)		1.92	0.83	0.06	0.60

Total from investment operations .	1.09		(0.87)		1.93	0.79	—	0.59

Capital Contributions	—	(c)(d)	—	(c)(d)	—	—	—	—

Net Asset Value, end of period	$13.53		$12.44		$13.31	$11.38	$10.59	$10.59

Total Return(e)	8.76	%(f)	(6.54	)%(f)	16.96%	7.46%	—%	5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions) .	$92		$83		$84	$61	$44	$10
Average net assets (in millions)	$89		$87		$72	$52	$27	$7
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.81	%(h)	0.76%		0.68%	0.60%	0.79%	0.50	%(h)
Expenses before waivers and/or expense reimbursement	1.51	%(h)	1.56%		1.57%	1.50%	1.80%	3.87	%(h)
Net investment income (loss)	0.56	%(h)	0.33%		0.04%	(0.38)%	(0.51)%	(0.10	)%(h)
Portfolio turnover rate(i)	26%		27%		39%	23%	49%	23%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST QMA International Core Equity Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,					January 05, 2015(a) through December 31, 2015
			2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.80		$12.77		$10.25	$10.19		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.26		0.24	0.23		0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.07		(2.23)		2.28	(0.17)		(0.04)

Total from investment operations	1.29		(1.97)		2.52	0.06		0.19

Capital Contributions	—	(c)(d)	—	(c)(d)	—	—	(d)(j)	—

Net Asset Value, end of period	$12.09		$10.80		$12.77	$10.25		$10.19

Total Return(e)	11.94	%(f)	(15.43	)%(f)	24.59%	0.59	%(f)	1.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,303		$1,116		$940	$764		$825
Average net assets (in millions)	$1,249		$935		$886	$765		$832
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.00	%(h)	1.00%		1.00%	1.00%		0.99	%(h)
Expenses before waivers and/or expense reimbursement	1.00	%(h)	1.01%		1.02%	1.03%		1.04	%(h)
Net investment income (loss)	3.77	%(h)	2.08%		2.06%	2.32%		2.17	%(h)
Portfolio turnover rate(i)	59%		129%		108%	117%		106%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST T. Rowe Price Diversified Real Growth Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,					April 28, 2014(a) through December 31, 2014
			2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.28		$13.21		$11.14	$10.38	$10.40	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.20		0.16	0.14	0.13	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.67		(1.13)		1.91	0.62	(0.15)	0.31

Total from investment operations	1.79		(0.93)		2.07	0.76	(0.02)	0.40

Capital Contributions	—	(c)(d)	—	(c)(d)	—	—	—	—

Net Asset Value, end of period	$14.07		$12.28		$13.21	$11.14	$10.38	$10.40

Total Return(e)	14.58	%(f)	(7.04	)%(f)	18.58%	7.32%	(0.19)%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$86		$60		$59	$41	$32	$14
Average net assets (in millions)	$80		$63		$49	$35	$25	$9
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.99	%(h)	0.99%		0.99%	0.99%	0.99%	1.00	%(h)
Expenses before waivers and/or expense reimbursement	1.64	%(h)	1.92%		1.95%	2.17%	3.26%	7.00	%(h)
Net investment income (loss)	1.80	%(h)	1.51%		1.26%	1.36%	1.19%	1.21	%(h)
Portfolio turnover rate(i)	43%		56%		44%	52%	49%	20%

	AST Wellington Management Global Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,				July 13, 2015(a) through December 31, 2015
			2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.02		$10.65		$10.39	$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.11		0.10	0.09	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.59		0.26		0.16	0.17	0.09

Total from investment operations	0.65		0.37		0.26	0.26	0.13

Capital Contributions	—	(c)(d)	—	(c)(d)	—	—	—

Net Asset Value, end of period	$11.67		$11.02		$10.65	$10.39	$10.13

Total Return(e)	5.99	%(f)	3.47	%(f)	2.50%	2.57%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,155		$1,892		$2,008	$1,547	$947
Average net assets (in millions)	$2,009		$2,006		$1,977	$1,447	$677
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.90	%(h)	0.90%		0.90%	0.91%	0.93	%(h)
Expenses before waivers and/or expense reimbursement	0.90	%(h)	0.90%		0.90%	0.91%	0.93	%(h)
Net investment income (loss)	1.12	%(h)	1.04%		0.93%	0.81%	0.86	%(h)
Portfolio turnover rate(i)	48%		80%		73%	79%	16%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

[1]

PGIM Investments serves as the sole investment manager for the following portfolios: AST AB Global Bond Portfolio, AST BlackRock 60/40 Target Allocation Portfolio, AST BlackRock 80/20 Target Allocation Portfolio, AST FQ Absolute Return Currency Portfolio, AST Franklin Templeton K2 Global Absolute Return Portfolio, AST Goldman Sachs Global Growth Allocation Portfolio, AST Goldman Sachs Global Income Portfolio, AST Managed Alternatives Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Prudential Flexible Multi-Strategy Portfolio, AST QMA International Core Equity Portfolio and the AST T. Rowe Price Diversified Real Growth Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST BlackRock 60/40 Target Allocation Portfolio or the AST BlackRock 80/20 Target Allocation Portfolio, because the Portfolios recently commenced operations and the sole shareholder of the Portfolios and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of each Portfolio’s agreements as part of its annual review of the Trust’s advisory agreements in 2020.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2018, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AB Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST American Funds Growth Allocation Portfolio
Gross Performance	Q4 2018	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index for the fourth quarter of 2018.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser through June 30, 2020.

•	The Board also noted that the Manager contractually agreed to cap the Portfolio’s annual operating expenses (exclusive of certain fees and expenses) at 0.92% through June 30, 2020.

•

The Board noted that the Portfolio commenced operations in April 2018, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FQ Absolute Return Currency Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.22% (exclusive of certain fees and expenses), through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of four funds.

AST Franklin Templeton K2 Global Absolute Return Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•

The Board also noted that the Manager had contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser and its affiliates.

•	The Board noted that the Manager had contractually agreed to cap (exclusive of certain fees and expenses) the Portfolio’s annual operating expenses at 1.17% through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of four funds.

AST Goldman Sachs Global Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in 2018.

•

In this regard, the Board considered that when it evaluated the Portfolio’s performance in the prior year, the Portfolio had outperformed its Peer Universe for the one- and three-year periods and its benchmark index for the one-year period ended December 31, 2017.

•

The Board noted information provided by the Manager indicating that the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index and ranking in the fist quartile of the Peer Universe for the first quarter of 2019.

•

The Board further noted that the Portfolio does not yet have a five-year performance track record, and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop a longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.19% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Global Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Portfolio outperformed its Peer Universe median in both 2018 and 2016.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Global Infrastructure Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.

•

The Board considered that when it evaluated the Portfolio’s performance in the prior year, as of December 31, 2017, the Portfolio performed in the first quartile of its Peer Universe and outperformed its benchmark index over the one- and three-year periods.

•

The Board noted information provided by the Manager indicating that the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index and performing in line with the Peer Universe for the first quarter of 2019.

•

The Board further noted that the Portfolio does not yet have a five-year performance track record, and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop a long-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.26% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of three funds.

AST Managed Alternatives Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.47% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board further noted that the Portfolio does not yet have a five-year performance track record, and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop a longer-term performance record.

•	The Board noted that the Manager agreed to continue a voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Managed Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that, despite performance challenges in 2018, the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index and Peer Universe median during the first quarter of 2019.

•

The Board further noted that the Portfolio does not yet have a five-year performance track record, and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop a longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.25% (exclusive of certain fees and expenses) through June 30, 2020.

•	The Board approved the continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of three funds.

AST Managed Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed over the one-year period.

•

The Board further noted that the Portfolio does not yet have a five-year performance track record, and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop a longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.25% (exclusive of certain fees and expenses) through June 30, 2020.

•	The Board approved continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of fewer than four funds.

AST Neuberger Berman Long/Short Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.420% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PIMCO Dynamic Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in September 2018 the Portfolio appointed a new subadviser to replace the Portfolio’s prior subadviser, and that as a result, most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•

The Board noted that the current subadviser did not yet have a three-year performance record and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop its performance record.

•

The Board accepted the Manager’s recommendation to remove the Portfolio’s voluntary expense cap, pursuant to which the Manager had voluntarily agreed to cap the Portfolio’s expenses (exclusive of certain fees and expenses) at 1.02%.

•

The Board concluded that, in light of the above, it would be prudent to allow the new subadviser time to develop a performance record, and that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Flexible Multi-Strategy Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses to 1.48% (exclusive of certain fees and expenses) through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA International Core Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, after considering a variety of information, including the factor set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of four funds.

AST T. Rowe Price Diversified Real Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.05% (exclusive of certain fees and expenses) through June 30, 2020.

•	The Board noted that the Manager had contractually agreed to waive 0.011% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2019 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-G

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2019

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2019, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST BlackRock/Loomis Sayles Bond Portfolio

AST BlackRock Low Duration Bond Portfolio

AST T. Rowe Price Asset Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2019

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST BlackRock/Loomis Sayles Bond Portfolio	A3
	AST BlackRock Low Duration Bond Portfolio	A79
	AST T. Rowe Price Asset Allocation Portfolio	A99

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2019

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2019

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2019

AST BlackRock/Loomis Sayles Bond
Credit Quality	(% of Net Assets	)
AAA	53.6%
AA	4.4%
A	14.1%
BBB	19.0%
BB	3.7%
B	1.6%
CCC and Below	2.1%
NR	2.3%
Cash/Cash Equivalents	-0.8%
Total	100.0%

AST BlackRock Low Duration Bond
Credit Quality	(% of Net Assets	)
AAA	55.0%
AA	4.4%
A	11.2%
BBB	25.5%
BB	0.4%
B	0.5%
CCC and Below	0.7%
NR	0.1%
Cash/Cash Equivalents	2.2%
Total	100.0%

AST T. Rowe Price Asset Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	1.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.1%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.8%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.6%
Johnson & Johnson	Pharmaceuticals	0.6%
JPMorgan Chase & Co.	Banks	0.6%
Visa, Inc. (Class A Stock)	IT Services	0.5%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	0.5%
Nestle SA (Switzerland)	Food Products	0.5%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2019

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST BlackRock/Loomis Sayles Bond Portfolio	Actual	$1,000.00	$1,067.20	0.70%	$3.59
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

AST BlackRock Low Duration Bond Portfolio	Actual	$1,000.00	$1,033.30	0.73%	$3.68
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

AST T. Rowe Price Asset Allocation Portfolio	Actual	$1,000.00	$1,130.50	0.88%	$4.65
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

GLOSSARY

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASX	Australian Securities Exchange
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted

SEE NOTES TO FINANCIAL STATEMENTS.

A1

GLOSSARY (continued)

NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STACR	Structured Agency Credit Risk
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
XTSE	Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 102.5%

ASSET-BACKED SECURITIES — 8.4%
Automobiles — 0.5%
AmeriCredit Automobile Receivables,
Series 2015-04, Class C
2.880%	07/08/21	319	$319,650
AmeriCredit Automobile Receivables Trust,
Series 2015-01, Class C
2.510%	01/08/21	13	12,929
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	2,000	2,001,801
Series 2016-01A, Class A, 144A
2.990%	06/20/22	2,885	2,915,663
Series 2016-02A, Class A, 144A
2.720%	11/20/22	3,890	3,909,823
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,870	2,912,720
Series 2019-01A, Class A, 144A
3.450%	03/20/23	685	701,563
CPS Auto Receivables Trust,
Series 2015-C, Class C, 144A
3.420%	08/16/21	945	945,429
CPS Auto Trust,
Series 2017-A, Class B, 144A
2.680%	05/17/21	1,002	1,001,474
Credit Acceptance Auto Loan Trust,
Series 2016-03A, Class A, 144A
2.150%	04/15/24	266	266,146
Series 2017-01A, Class A, 144A
2.560%	10/15/25	759	758,656
Series 2018-02A, Class A, 144A
3.470%	05/17/27	1,330	1,349,350
Drive Auto Receivables Trust,
Series 2017-AA, Class C, 144A
2.980%	01/18/22	391	391,038
Exeter Automobile Receivables Trust,
Series 2018-02A, Class A, 144A
2.790%	07/15/21	407	407,543
Santander Drive Auto Receivables Trust,
Series 2018-02, Class B
3.030%	09/15/22	1,395	1,400,859
Series 2018-02, Class C
3.350%	07/17/23	1,010	1,019,573

			20,314,217

Collateralized Loan Obligations — 3.8%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420%
3.999%(c)	05/01/26	370	370,718
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100%
3.697%(c)	07/15/26	749	749,119
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080%
3.671%(c)	10/21/28	260	259,733
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150%
3.453%(c)	01/15/30	1,060	1,060,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.700%
4.003%(c)	01/15/30	410	$410,000
ALM Ltd. (Cayman Islands),
Series 2012-05A, Class A1R3, 144A, 3 Month LIBOR + 0.910%
3.511%(c)	10/18/27	850	849,202
Series 2012-06A, Class A2R3, 144A, 3 Month LIBOR + 1.400%
3.997%(c)	07/15/26	681	676,037
Series 2013-07RA, Class A1R, 144A, 3 Month LIBOR + 1.410%
4.007%(c)	10/15/28	520	519,829
Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%
4.087%(c)	10/15/28	250	249,964
Series 2015-12A, Class BR2, 144A, 3 Month LIBOR + 1.650%
4.251%(c)	04/16/27	370	367,701
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A2R2, 144A, 3 Month LIBOR + 1.500%
4.097%(c)	07/15/27	1,020	1,016,712
Series 2015-16A, Class BR2, 144A, 3 Month LIBOR + 1.900%
4.497%(c)	07/15/27	410	403,556
AMMC CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.745%(c)	11/10/30	500	497,849
Series 2013-13A, Class A1LR, 144A, 3 Month LIBOR + 1.260%
3.841%(c)	07/24/29	590	592,975
Series 2016-19A, Class C, 144A, 3 Month LIBOR + 2.800%
5.397%(c)	10/15/28	180	179,901
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250%
3.826%(c)	11/02/30	250	249,521
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	10/13/30	490	488,110
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050%
3.632%(c)	01/28/31	380	377,504
Series 2014-03RA, Class B, 144A, 3 Month LIBOR + 1.500%
4.082%(c)	01/28/31	440	435,347
Series 2014-03RA, Class C, 144A, 3 Month LIBOR + 1.850%
4.432%(c)	01/28/31	250	241,391
Series 2014-04RA, Class C, 144A, 3 Month LIBOR + 1.850%
4.432%(c)	01/28/31	650	632,676
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.450%
4.047%(c)	01/15/30	1,420	1,399,911
Series 2014-05RA, Class C, 144A, 3 Month LIBOR + 1.850%
4.447%(c)	01/15/30	640	621,629
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%
3.867%(c)	07/15/30	1,030	1,027,941
Series 2015-07A, Class B1R, 144A, 3 Month LIBOR + 1.300%
3.897%(c)	10/15/27	650	646,920
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080%
3.677%(c)	04/15/31	765	760,492
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010%
3.602%(c)	04/20/31	500	494,275
Series 2013-16A, Class A1R, 144A, 3 Month LIBOR + 0.980%
3.571%(c)	01/19/25	323	322,824
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140%
3.732%(c)	10/22/30	250	249,067

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2017-FL03, Class A, 144A, 1 Month LIBOR + 0.990%
3.384%(c)	12/15/27		700	$699,516
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2017-FL02, Class A, 144A, 1 Month LIBOR + 0.990%
3.384%(c)	08/15/27		330	329,905
ARI Investments LLC,
—%(p)	01/06/25	^	1,064	1,063,733
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.100%
3.680%(c)	04/25/26		3,293	3,296,308
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980%
3.568%(c)	07/17/26		510	510,567
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.050%
3.615%(c)	08/05/27		640	639,363
Series 2015-06A, Class BR, 144A, 3 Month LIBOR + 1.500%
4.065%(c)	08/05/27		420	417,038
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140%
3.544%(c)	01/15/28		1,190	1,190,000
Babson CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190%
3.781%(c)	10/20/30		520	518,282
Series 2015-IA, Class BR, 144A, 3 Month LIBOR + 1.400%
3.991%(c)	01/20/31		250	244,446
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.778%(c)	01/24/29		3,650	3,651,109
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-IVA, Class A1RR, 144A, 3 Month LIBOR + 1.250%
3.841%(c)	01/20/29		440	441,057
Series 2015-VIA, Class A1R, 144A, 3 Month LIBOR + 1.240%
3.841%(c)	10/18/29		2,210	2,205,805
Series 2015-VIA, Class A2R, 144A, 3 Month LIBOR + 1.720%
4.321%(c)	10/18/29		623	620,532
Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%
3.381%(c)	07/18/27		470	468,555
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090%
3.682%(c)	04/20/31		1,000	993,974
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230%
3.821%(c)	01/20/29		1,634	1,635,026
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180%
3.772%(c)	10/22/30		810	809,185
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.591%(c)	04/20/31		4,250	4,221,752
Bowman Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.180%
3.704%(c)	11/23/25		572	572,828
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000%
3.597%(c)	01/15/31		370	366,864
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%
3.558%(c)	04/17/31		560	552,172
Series 2015-01A, Class CR, 144A, 3 Month LIBOR + 2.000%
4.591%(c)	04/20/27		250	250,243
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 1.600%
4.182%(c)	07/28/28		360	359,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
CBAM Ltd. (Cayman Islands),
Series 2017-02A, Class B1, 144A, 3 Month LIBOR + 1.750%
4.338%(c)	10/17/29	590	$588,893
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.230%
3.818%(c)	10/17/29	720	720,316
Series 2017-03A, Class B1, 144A, 3 Month LIBOR + 1.700%
4.288%(c)	10/17/29	250	248,088
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230%
3.683%(c)	06/09/30	305	304,763
Series 2014-04A, Class AR, 144A, 3 Month LIBOR + 1.230%
3.821%(c)	07/23/30	960	959,798
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100%
3.688%(c)	07/17/31	850	845,336
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.090%
3.682%(c)	10/20/28	2,340	2,338,659
Series 2017-08A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.838%(c)	10/17/30	3,017	3,015,069
Series 2017-08A, Class B, 144A, 3 Month LIBOR + 1.700%
4.288%(c)	10/17/30	560	555,076
Cent CLO Ltd. (Cayman Islands),
Series 2015-24A, Class A1R, 144A, 3 Month LIBOR + 1.070%
3.667%(c)	10/15/26	630	630,105
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130%
3.718%(c)	10/17/30	3,060	3,055,009
CIFC Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.780%
3.377%(c)	04/15/27	250	249,621
Series 2015-02A, Class CR, 144A, 3 Month LIBOR + 1.700%
4.297%(c)	04/15/27	850	842,149
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.240%
3.832%(c)	04/20/30	2,250	2,249,633
Elm CLO Ltd. (Cayman Islands),
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.170%
3.473%(c)	01/17/29	2,490	2,490,232
Series 2014-01A, Class BRR, 144A, 3 Month LIBOR + 1.750%
4.053%(c)	01/17/29	340	340,031
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.797%(c)	10/15/30	1,010	1,005,851
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680%
4.198%(c)	11/15/26	250	247,958
GLG Ore Hill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A, 144A, 3 Month LIBOR + 1.120%
3.717%(c)	07/15/25	37	36,716
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110%
3.692%(c)	10/29/29	4,500	4,493,070
Greystone Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2017-FL1A, Class A, 144A, 1 Month LIBOR + 1.550%
3.944%(c)	03/15/27	250	249,247
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.565%(c)	02/05/31	5,040	4,995,516

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Kayne CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.240%
3.837%(c)	10/15/31	4,125	$4,114,749
Series 2018-02A, Class B, 144A, 3 Month LIBOR + 1.900%
4.497%(c)	10/15/31	1,250	1,240,262
KKR CLO Ltd. (Cayman Islands),
Series 2016, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.694%(c)	01/20/29	1,177	1,177,038
LCM LP (Cayman Islands),
Series 20A, Class AR, 144A, 3 Month LIBOR + 1.040%
3.632%(c)	10/20/27	4,500	4,499,547
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550%
4.141%(c)	10/20/27	750	744,788
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.662%(c)	01/20/31	1,510	1,501,827
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130%
3.524%(c)	05/15/28	1,250	1,252,336
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR2, 144A, 3 Month LIBOR + 1.220%
3.659%(c)	01/20/29	1,760	1,760,055
Series 2013-11A, Class AR, 144A, 3 Month LIBOR + 1.160%
3.752%(c)	07/23/29	730	730,079
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950%
3.542%(c)	04/19/30	510	508,244
Series 2015-18A, Class A1R, 144A, 3 Month LIBOR + 1.190%
3.781%(c)	10/21/30	2,950	2,944,437
Series 2015-19A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.754%(c)	01/22/28	870	870,241
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.210%
3.792%(c)	07/27/30	950	949,228
Series 2017-26A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.782%(c)	07/29/30	970	970,269
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180%
3.781%(c)	12/18/30	490	487,603
Mariner CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210%
3.796%(c)	10/26/29	300	299,270
Mountain Hawk CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.600%
4.191%(c)	07/20/24	634	634,135
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.841%(c)	10/20/30	590	587,417
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.080%
3.681%(c)	10/18/28	320	318,061
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.910%
3.492%(c)	10/28/27	990	988,407
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	250	249,088
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-26A, Class A, 144A, 3 Month LIBOR + 1.170%
3.771%(c)	10/18/30	1,030	1,029,820

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%
3.666%(c)	04/26/31	220	$218,031
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820%
3.406%(c)	10/26/27	160	159,516
Series 2016-12A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.721%(c)	10/18/28	1,159	1,157,649
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.857%(c)	07/15/30	1,910	1,910,981
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000%
3.580%(c)	01/25/31	1,990	1,968,281
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.190%
3.781%(c)	01/20/31	260	259,199
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960%
3.561%(c)	04/16/31	1,250	1,236,420
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class A2R, 144A, 3 Month LIBOR + 1.130%
3.727%(c)	03/20/25	2,265	2,259,774
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900%
3.501%(c)	10/18/26	725	724,466
OHA Credit Partners Ltd. (Cayman Islands),
Series 2013-09A, Class A1R, 144A, 3 Month LIBOR + 1.010%
3.602%(c)	10/20/25	478	478,013
OHA Loan Funding Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.410%
3.928%(c)	08/15/29	350	350,911
OZLM Funding Ltd. (Cayman Islands),
Series 2012-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230%
3.821%(c)	07/22/29	500	498,584
Series 2013-03A, Class BR, 144A, 3 Month LIBOR + 3.000%
5.591%(c)	01/22/29	2,250	2,249,222
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.842%(c)	10/22/30	290	289,122
Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700%
4.292%(c)	10/22/30	380	376,232
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010%
3.598%(c)	07/17/29	1,250	1,240,218
Series 2015-14A, Class A2AR, 144A, 3 Month LIBOR + 1.700%
4.297%(c)	01/15/29	1,050	1,043,826
Series 2017-19A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.817%(c)	11/22/30	400	400,180
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.718%(c)	01/17/31	250	248,760
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220%
3.742%(c)	05/21/29	1,750	1,749,989
Series 2015-01A, Class A2R2, 144A, 3 Month LIBOR + 1.650%
4.172%(c)	05/21/29	380	379,997
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.701%(c)	07/16/31	1,300	1,291,718
Series 2018-03A, Class A2, 144A, 3 Month LIBOR + 1.350%
3.868%(c)	08/15/26	527	524,425
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A2, 144A, 3 Month LIBOR + 1.300%
3.897%(c)	10/15/25	1,280	1,273,168

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2019-03A, Class A2, 144A
—%(p)	08/20/27	300	$300,000
Parallel Ltd. (Cayman Islands),
Series 2015-01A, Class C1R, 144A, 3 Month LIBOR + 1.750%
4.341%(c)	07/20/27	250	242,448
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A2, 144A, 3 Month LIBOR + 1.700%
4.228%(c)	11/14/29	580	576,960
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100%
3.680%(c)	07/25/31	1,360	1,348,885
Riserva CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140%
3.538%(c)	10/18/28	750	749,625
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.370%
3.967%(c)	04/15/29	2,050	2,049,982
Series 2017-01A, Class B, 144A, 3 Month LIBOR + 1.800%
4.397%(c)	04/15/29	870	868,402
Series 2017-02A, Class B, 144A, 3 Month LIBOR + 1.750%
4.347%(c)	10/15/29	920	915,488
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190%
3.781%(c)	10/20/30	850	849,039
RR 3 Ltd. (Cayman Islands),
Series 2018-03A, Class A1R2, 144A, 3 Month LIBOR + 1.090%
3.687%(c)	01/15/30	740	734,744
RR 6 Ltd. (Cayman Islands),
Series 2019-06A, Class A1A, 144A, 3 Month LIBOR + 1.250%
3.626%(c)	04/15/30	1,570	1,568,036
SCOF-2 Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180%
3.777%(c)	07/15/28	450	451,214
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class A, 144A, 3 Month LIBOR + 1.530%
4.122%(c)	01/23/29	1,830	1,829,825
Series 2016-03A, Class C, 144A, 3 Month LIBOR + 2.650%
5.242%(c)	01/23/29	250	250,064
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.800%
4.391%(c)	01/21/31	500	483,322
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.400%
3.879%(c)	04/15/32	3,130	3,131,372
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
3.847%(c)	01/15/30	370	369,345
TCI-Flatiron CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.200%
3.725%(c)	11/18/30	630	630,302
TIAA CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.280%
3.872%(c)	04/20/29	510	510,724
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800%
3.392%(c)	07/20/27	1,000	996,243
Series 2016-06A, Class BR, 144A, 3 Month LIBOR + 1.700%
4.076%(c)	01/15/29	860	859,426

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220%
3.817%(c)	10/15/29	2,365	$2,373,541
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130%
3.727%(c)	10/15/30	610	608,198
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.170%
3.813%(c)	04/15/29	1,620	1,621,329
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.912%(c)	04/20/29	490	489,799
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.738%(c)	01/17/31	560	556,939
Westcott Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.210%
3.684%(c)	07/20/28	910	910,053
York CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.841%(c)	10/20/29	350	349,629
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.750%
4.341%(c)	10/20/29	490	487,834
Series 2016-02A, Class A, 144A, 3 Month LIBOR + 1.630%
4.221%(c)	01/20/30	520	522,267

		150,450,772

Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2017-01A, Class A, 144A
2.830%	12/22/25	2,989	2,981,331
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,370	2,369,553
Series 2019-AA, Class B, 144A
3.510%	07/20/32	390	389,920
Series 2019-AA, Class C, 144A
4.010%	07/20/32	340	339,980
OneMain Financial Issuance Trust,
Series 2015-01A, Class B, 144A
3.850%	03/18/26	2,252	2,255,843
Series 2016-01A, Class A, 144A
3.660%	02/20/29	1,784	1,791,182

			10,127,809

Credit Cards — 0.1%
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A
2.030%	04/15/25	1,845	1,838,921
Series 2016-C, Class A
1.720%	08/15/23	2,805	2,798,471

			4,637,392

Equipment — 0.1%
Cloud Pass-Through Trust,
Series 2019-01A, Class CLOU, 144A
3.554%(cc)	12/05/22	4,783	4,845,472

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.5%
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A2, 144A, 1 Month LIBOR + 1.300%
3.702%(c)	05/28/39	128	$107,179
Series 2005-A, Class A1, 144A, 1 Month LIBOR + 1.000%
3.402%(c)	02/28/40	531	514,684
Series 2005-E, Class A1, 144A, 1 Month LIBOR + 1.000%
3.402%(c)	12/28/40	267	257,747
Bear Stearns Asset-Backed Securities Trust,
Series 2005-04, Class M2, 1 Month LIBOR + 1.200%
3.604%(c)	01/25/36	30	30,050
Series 2007-HE03, Class 1A4, 1 Month LIBOR + 0.350%
2.754%(c)	04/25/37	1,496	1,275,400
Citigroup Mortgage Loan Trust,
Series 2007-AHL02, Class A3B, 1 Month LIBOR + 0.200%
2.604%(c)	05/25/37	1,494	1,100,463
Series 2007-AHL02, Class A3C, 1 Month LIBOR + 0.270%
2.674%(c)	05/25/37	679	504,564
CWHEQ Revolving Home Equity Loan Resuritization Trust,
Series 2006-RES, Class 4Q1B, 144A, 1 Month LIBOR + 0.300% (Cap 16.000%, Floor 0.300%)
2.694%(c)	12/15/33	246	226,133
Series 2006-RES, Class 5F1A, 144A, 1 Month LIBOR + 0.240% (Cap 16.000%, Floor 0.240%)
2.634%(c)	12/15/35	209	202,577
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-H, Class 1A, 1 Month LIBOR + 0.150% (Cap 16.000%, Floor 0.150%)
2.544%(c)	11/15/36	408	335,168
EMC Mortgage Loan Trust,
Series 2001-A, Class A, 144A, 1 Month LIBOR + 0.740%
3.144%(c)	05/25/40	842	835,057
GSAA Home Equity Trust,
Series 2006-04, Class 1A1
4.060%(cc)	03/25/36	486	421,993
Series 2007-02, Class AF3
5.917%(cc)	03/25/37	131	44,823
Home Equity Mortgage Loan Asset-Backed Trust Series SPMD,
Series 2004-A, Class M2, 1 Month LIBOR + 2.025%
4.429%(c)	07/25/34	149	149,801
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW01, Class M1, 1 Month LIBOR + 0.270%
2.674%(c)	05/25/36	290	280,290
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE07, Class A2C, 1 Month LIBOR + 1.250%
3.654%(c)	07/25/37	8,600	8,118,710
Series 2007-NC01, Class A1, 1 Month LIBOR + 0.130%
2.534%(c)	11/25/36	2,725	1,627,158
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%
2.584%(c)	06/25/37	50	49,295
Option One Mortgage Loan Trust,
Series 2007-FXD1, Class 1A1
5.866%	01/25/37	536	515,041
Series 2007-FXD1, Class 2A1
5.866%	01/25/37	642	614,917
Series 2007-FXD2, Class 1A1
5.820%	03/25/37	2,517	2,561,604

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM04, Class A1, 144A, 1 Month LIBOR + 0.190%
2.594%(c)	11/25/36	585	$342,330
WaMu Asset-Backed Certificates WaMu Series Trust,
Series 2007-HE02, Class 2A4, 1 Month LIBOR + 0.360%
2.764%(c)	04/25/37	202	107,959
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.654%(c)	04/25/37	1,898	998,734
Yale Mortgage Loan Trust,
Series 2007-01, Class A, 144A, 1 Month LIBOR + 0.400%
2.804%(c)	06/25/37	522	218,808

			21,440,485

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust,
Series 2003-MH01, Class B2, 144A
—%(p)	08/15/30	363	272,253
BankAmerica Manufactured Housing Contract Trust,
Series 1998-02, Class B1
7.930%(cc)	12/10/25	680	410,719
Conseco Finance Securitizations Corp.,
Series 2000-04, Class A5
7.970%	05/01/32	1,362	575,472
Series 2000-05, Class A6
7.960%	05/01/31	570	319,614
Series 2000-05, Class A7
8.200%	05/01/31	1,040	599,866
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A2
5.260%(cc)	01/15/19	193	141,097
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1
7.820%(cc)	03/15/32	204	205,076
Series 2007-B, Class A1, 144A, 1 Month LIBOR + 1.200%
3.594%(c)	10/15/37	463	455,030

			2,979,127

Other — 0.6%
B2R Mortgage Trust,
Series 2015-01, Class A1, 144A
2.524%	05/15/48	31	31,274
Coinstar Funding LLC,
Series 2017-01A, Class A2, 144A
5.216%	04/25/47	4,880	4,996,931
Colony American Finance Ltd. (Cayman Islands),
Series 2015-01, Class A, 144A
2.896%	10/15/47	1,358	1,355,548
Home Partners of America Trust,
Series 2016-02, Class A, 144A, 1 Month LIBOR + 1.150%
3.544%(c)	10/17/33	140	139,903
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900%
3.294%(c)	06/17/37	5,848	5,835,589
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000%
3.394%(c)	07/17/37	459	457,690
Series 2018-SFR03, Class E, 144A, 1 Month LIBOR + 2.000%
4.394%(c)	07/17/37	370	370,579

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
Litigation Fee Residual Funding Trust,
Series 2015-1, Class A
4.000%	10/01/27	^	968	$964,380
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150%
3.544%(c)	06/15/28		290	290,634
MCM Trust,
Series 2018-NPL01, Class B, 144A
—%(p)	05/28/58	^	1,817	254,333
Series 2018-NPL02
—%(p)	10/25/28	^	3,065	676,753
4.000%	10/25/28		2,085	2,089,424
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48		3,469	3,573,510
Progress Residential Trust,
Series 2015-SFR2, Class A, 144A
2.740%	06/12/32		628	627,560
Series 2017-SFR01, Class A, 144A
2.768%	08/17/34		538	541,686
Series 2018-SFR01, Class F, 144A
4.778%	03/17/35		100	101,988
Tricon American Homes Trust,
Series 2017-SFR02, Class F, 144A
5.104%	01/17/36		190	197,456

				22,505,238

Residential Mortgage-Backed Securities — 2.2%
Ajax Mortgage Loan Trust,
Series 2017-D, Class A, 144A
3.750%	12/25/57		1,976	2,030,481
Series 2017-D, Class B, 144A
—%(p)	12/25/57	^	1,703	766,207
Series 2018-A, Class B, 144A
—%(p)	04/25/58	^	451	261,550
Series 2018-B, Class B, 144A
—%(p)	02/26/57		542	227,302
Series 2018-D, Class A, 144A
3.750%(cc)	08/25/58		2,069	2,038,733
Series 2018-D, Class B, 144A
—%(p)	08/25/58	^	527	294,975
Series 2018-E, Class A, 144A
4.375%(cc)	06/25/58		846	855,106
Series 2018-E, Class B, 144A
5.250%(cc)	06/25/58		160	164,788
Series 2018-E, Class C, 144A
—%(p)	06/25/58	^	374	112,137
Series 2018-F, Class A, 144A
4.375%(cc)	11/25/58		2,942	2,956,382
Series 2018-F, Class B, 144A
5.250%(cc)	11/25/58		411	423,350
Series 2018-F, Class C, 144A
—%(p)	11/25/58		1,002	499,196
Series 2018-G, Class A, 144A
4.375%(cc)	06/25/57		2,699	2,730,019
Series 2018-G, Class B, 144A
5.250%(cc)	06/25/57		352	362,908

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2018-G, Class C, 144A
—%(p)	06/25/57	897	$897,815
Series 2019-A, Class A, 144A
3.750%(cc)	08/25/57	2,771	2,785,185
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	284,208
Series 2019-A, Class C, 144A
—%(p)	08/25/57	722	583,445
Series 2019-C, Class A, 144A
3.950%(cc)	10/25/58	1,203	1,200,610
Bayview Opportunity Master Fund IVa Trust,
Series 2016-SPL01, Class A, 144A
4.000%	04/28/55	810	829,134
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	427	432,361
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	2,326	2,375,342
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	1,424	1,467,927
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	444	457,925
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	562	579,271
Bear Stearns Asset-Backed Securities Trust,
Series 2006-SD02, Class M1, 1 Month LIBOR + 0.550%
2.954%(c)	06/25/36	5,100	5,075,910
Carrington Mortgage Loan Trust,
Series 2006-FRE02, Class A3, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
2.564%(c)	10/25/36	647	502,732
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH04, Class M3, 1 Month LIBOR + 0.320%
2.724%(c)	11/25/36	580	511,245
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%
2.564%(c)	09/25/46	63	61,866
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	2,666	2,701,124
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB02, Class AF4
3.426%(cc)	12/25/36	118	108,461
CWABS Asset-Backed Certificates Trust,
Series 2005-16, Class 1AF
5.690%(cc)	05/25/36	758	753,366
Fannie Mae Grantor Trust,
Series 2002-T10, Class A1, 1 Month LIBOR + 0.120%
2.524%(c)	06/25/32	471	467,724
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A1, 1 Month LIBOR + 0.120%
2.524%(c)	10/25/36	443	361,018
Fremont Home Loan Trust,
Series 2006-03, Class 1A1, 1 Month LIBOR + 0.140%
2.544%(c)	02/25/37	1,402	1,075,875
Series 2006-03, Class 2A3, 1 Month LIBOR + 0.170%
2.574%(c)	02/25/37	17,504	8,879,768

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-02, Class A2C, 1 Month LIBOR + 0.250%
2.654%(c)	12/25/35	94	$93,379
GSAMP Trust,
Series 2006-FM03, Class A1, 1 Month LIBOR + 0.140%
2.544%(c)	11/25/36	883	516,842
Home Equity Mortgage Loan Asset-Backed Trust Series INABS,
Series 2007-B, Class 2A3, 1 Month LIBOR + 0.200%
2.604%(c)	07/25/37	657	449,860
Legacy Mortgage Asset Trust,
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	1,861	1,869,551
Lehman ABS Mortgage Loan Trust,
Series 2007-01, Class 2A1, 144A, 1 Month LIBOR + 0.090%
2.494%(c)	06/25/37	120	86,882
Series 2007-01, Class 2A4, 144A, 1 Month LIBOR + 0.300%
2.704%(c)	06/25/37	9,561	7,130,548
Lehman XS Trust,
Series 2007-02N, Class 3A3, 1 Month LIBOR + 0.170%
2.574%(c)	02/25/37	8,746	7,223,901
Long Beach Mortgage Loan Trust,
Series 2006-02, Class 1A, 1 Month LIBOR + 0.180%
2.584%(c)	03/25/46	902	722,517
Series 2006-07, Class 2A3, 1 Month LIBOR + 0.160%
2.564%(c)	08/25/36	967	500,632
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160%
2.564%(c)	09/25/36	597	247,972
Series 2006-09, Class 2A2, 1 Month LIBOR + 0.110%
2.514%(c)	10/25/36	319	136,213
Series 2006-09, Class 2A3, 1 Month LIBOR + 0.160%
2.564%(c)	10/25/36	1,281	552,259
MASTR Specialized Loan Trust,
Series 2006-03, Class A, 144A, 1 Month LIBOR + 0.260%
2.664%(c)	06/25/46	143	135,705
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-02, Class A2C, 1 Month LIBOR + 0.240%
2.644%(c)	05/25/37	417	315,570
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	717	716,102
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-S05, Class A1, 144A, 1 Month LIBOR + 0.400%
2.804%(c)	10/25/36	311	290,593
PRPM LLC,
Series 2017-01A, Class A1, 144A
4.250%	01/25/22	40	40,920
SG Mortgage Securities Trust,
Series 2006-FRE02, Class A2C, 1 Month LIBOR + 0.160%
2.564%(c)	07/25/36	208	64,112
Soundview Home Loan Trust,
Series 2004-WMC01, Class M2, 1 Month LIBOR + 0.795%
3.199%(c)	01/25/35	14	13,744
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-MN1A, Class A1, 144A, 1 Month LIBOR + 0.230%
2.634%(c)	01/25/37	10,044	7,156,609

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust,
Series 2015-01, Class A5, 144A
3.956%(cc)	10/25/53		930	$963,032
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		1,145	1,184,842
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55		1,579	1,587,853
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	1,055,054
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		3,010	3,121,867
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000%
3.404%(c)	05/25/58		365	366,658
Series 2019-SJ02, Class A2, 144A
4.250%(cc)	11/25/58		540	556,213
Series 2019-SJ02, Class M1, 144A
4.500%(cc)	11/25/58		1,360	1,407,204
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49		265	267,294
Series 2019-NPL3, Class A1, 144A
3.967%	03/25/49		1,606	1,617,721
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE04, Class 2A2, 1 Month LIBOR + 0.180%
2.584%(c)	09/25/36		1,313	614,298
Series 2006-HE05, Class 1A, 1 Month LIBOR + 0.155%
2.559%(c)	10/25/36		524	423,487

				87,544,880

Student Loans — 0.2%
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 144A
3.500%	08/15/44		3,000	3,044,522
SLM Private Credit Student Loan Trust,
Series 2004-B, Class A3, 3 Month LIBOR + 0.330%
2.740%(c)	03/15/24		2,848	2,839,165
Series 2005-A, Class A3, 3 Month LIBOR + 0.200%
2.610%(c)	06/15/23		345	344,346

				6,228,033

TOTAL ASSET-BACKED SECURITIES (cost $330,449,732)				331,073,425

BANK LOANS — 1.6%
Airlines — 0.0%
Allegiant Travel Co.,
Class B Term Loan, 3 Month LIBOR + 4.500%
7.065%(c)	02/05/24^		1,188	1,185,052

Banks — 0.1%
Goldman Sachs Lending Partners LLC,
Term Loan
—%(p)	09/17/20	^	1,965	1,964,888
—%(p)	09/17/20	^	817	816,868

				2,781,756

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Building Materials — 0.0%
Ply Gem Midco, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
6.354%(c)	04/12/25		551	$536,017
Tamko Building Products, Inc.,
Initial Term Loan, 1—3 Month LIBOR + 3.250%
5.616%(c)	05/29/26	^	611	608,709

				1,144,726

Cosmetics/Personal Care — 0.1%
Coty, Inc.,
Term B USD Loans, 1 Month LIBOR + 2.250%
4.669%(c)	04/07/25		2,181	2,124,665

Distribution/Wholesale — 0.0%
KAR Auction Services, Inc.,
Tranche B-5 Term Loan, 3 Month LIBOR + 2.500%
4.875%(c)	03/09/23		90	89,443
Resideo Funding, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 2.000%
4.330%(c)	10/24/25		246	245,869

				335,312

Diversified Financial Services — 0.2%
Caliber Home Loans, Inc.,
Term Loan, 1 Month LIBOR + 3.250%
5.690%	04/24/21	^	2,424	2,418,357
LSTAR Securities Financing,
Loan, 1 Month LIBOR + 2.000%
4.440%	05/30/22	^	4,300	4,300,000
Roundpoint Mortgage Servicing Corp.,
Closing Date Term Loan, 1 Month LIBOR + 3.375%
5.815%	08/27/20	^	3,043	3,042,625

				9,760,982

Electric — 0.1%
AES Corp.,
2018 Other Term Loan, 3 Month LIBOR + 1.750%
4.272%(c)	05/31/22	^	2,179	2,173,114

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
4.750%(c)	12/17/25		394	392,289

Engineering & Construction — 0.0%
Frontdoor, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.938%(c)	08/18/25	^	259	258,332

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Term Loan
—%(p)	04/22/26		2,269	2,263,639
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
5.402%(c)	05/29/26		1,201	1,201,751
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
5.830%(c)	07/10/25		914	913,527

				4,378,917

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Environmental Control — 0.0%
NRC US Holding Co. LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
7.580%(c)	06/11/24		1,315	$1,306,368
Robertshaw US Holding Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%
10.438%(c)	02/28/26	^	315	267,750

				1,574,118

Foods — 0.0%
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.902%(c)	05/01/26		769	767,043

Gas — 0.0%
Midcoast Energy LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.500%
7.830%(c)	08/01/25		615	615,863

Internet — 0.1%
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	02/15/24		1,697	1,696,703
Uber Technologies, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.904%(c)	07/13/23		2,248	2,244,224

				3,940,927

Lodging — 0.0%
Wynn Resorts Ltd.,
Term Facility Loan, 1 Month LIBOR + 2.250%
4.690%(c)	10/30/24		702	695,656

Machinery-Diversified — 0.0%
Altra Industrial Motion Corp.,
Term Loan, 1 Month LIBOR + 2.000%
4.402%(c)	10/01/25		673	659,873

Media — 0.0%
Charter Communications Operating LLC,
Term A-2 Loan, 3 Month LIBOR + 1.500%
3.830%(c)	03/31/23		1,299	1,288,899

Oil & Gas — 0.1%
California Resources Corp.,
Initial Loan, 1 Month LIBOR + 4.750%
7.152%(c)	12/31/22		1,061	1,009,719
Loan, 1 Month LIBOR + 10.375%
12.777%(c)	12/31/21		820	831,275

				1,840,994

Oil & Gas Services — 0.0%
Bristow Group, Inc.,
Term Loan
—%(p)	05/10/22	^	307	295,882
Pioneer Energy Services Corp.,
Term Loan, 1 Month LIBOR + 7.750%
10.154%(c)	11/08/22		1,310	1,260,737

				1,556,619

Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
5.162%(c)	11/27/25		2,201	2,187,541

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Pharmaceuticals (continued)
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
5.152%(c)	03/01/24		3,487	$3,455,661
Grifols Worldwide Operations USA, Inc. (Spain),
Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.635%(c)	01/31/25		2,244	2,235,876

				7,879,078

Pipelines — 0.1%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
7.152%(c)	11/03/25		1,727	1,642,809
PLH Group, Inc.,
Term Loan, 3 Month LIBOR + 6.000%
8.565%(c)	08/07/23	^	440	431,383

				2,074,192

Real Estate Investment Trusts (REITs) — 0.3%
Chimera Special Holdings LLC,
—%(p)	10/06/19	^	5,493	5,492,845
Iron Mountain, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
4.152%(c)	01/02/26		2,303	2,234,237
MGM Growth Properties Operating, LP,
Term B Loan, 1 Month LIBOR + 2.000%
4.402%(c)	03/21/25		1,959	1,946,142
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.404%(c)	12/20/24		315	311,194

				9,984,418

Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	02/16/24		2,268	2,251,384
Foundation Building Materials Holding Co. LLC,
Term Loan, 1 Month LIBOR + 3.000%
5.402%(c)	08/13/25		662	656,299
Michaels Stores, Inc.,
2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%
4.903%(c)	01/30/23		2,269	2,186,915

				5,094,598

Software — 0.1%
SS&C Technologies, Inc.,
Term B-5 Loan, 1 Month LIBOR + 2.250%
4.652%(c)	04/16/25		2,244	2,233,542

Telecommunications — 0.0%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
6.154%(c)	11/27/23		205	202,501
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.154%(c)	01/02/24		232	232,322

				434,823

TOTAL BANK LOANS (cost $65,607,165)				65,175,788

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
245 Park Avenue Trust,
Series 2017-245P, Class E, 144A
3.779%(cc)	06/05/37	863	$843,754
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	42,062
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E, 144A, 1 Month LIBOR + 2.119%
4.513%(c)	09/15/34	1,020	1,022,555
AOA Mortgage Trust,
Series 2015-1177, Class C, 144A
3.110%(cc)	12/13/29	250	249,816
AREIT Trust,
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 0.850%
3.251%(c)	02/14/35	38	37,932
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class D, 144A, 1 Month LIBOR + 1.950%
4.344%(c)	12/15/36	900	902,520
Series 2017-ATRM, Class E, 144A, 1 Month LIBOR + 3.050%
5.444%(c)	12/15/36	163	163,908
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class F, 144A
3.716%(cc)	04/14/33	250	249,264
Series 2016-ISQ, Class E, 144A
3.727%(cc)	08/14/34	1,470	1,405,298
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400%
3.794%(c)	11/15/33	350	348,904
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500%
3.894%(c)	11/15/32	190	190,962
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000%
4.394%(c)	11/15/32	380	381,887
Series 2018-DSNY, Class D, 144A, 1 Month LIBOR + 1.700%
4.094%(c)	09/15/34	480	481,724
Series 2019-AHT, Class C, 144A, 1 Month LIBOR + 2.000%
4.394%(c)	03/15/34	170	170,430
Banc of America Commercial Mortgage Trust,
Series 2007-01, Class AMFX
5.482%(cc)	01/15/49	38	38,417
Series 2017-BNK03, Class XB, IO
0.781%(cc)	02/15/50	3,040	134,457
Series 2017-BNK03, Class XD, IO, 144A
1.437%(cc)	02/15/50	1,000	83,996
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class A, 144A, 1 Month LIBOR + 0.850%
3.244%(c)	01/15/33	325	323,286
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class C
4.178%	05/15/52	240	247,694
Series 2019-C03, Class D, 144A
3.000%	05/15/52	187	165,445
Series 2019-C03, Class XA, IO
1.349%(cc)	05/15/52	3,146	334,782
Bayview Commercial Asset Trust,
Series 2005-04A, Class A1, 144A, 1 Month LIBOR + 0.300%
2.704%(c)	01/25/36	72	68,936
Series 2005-04A, Class M1, 144A, 1 Month LIBOR + 0.450%
2.854%(c)	01/25/36	51	49,433

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-03A, Class A1, 144A, 1 Month LIBOR + 0.250%
2.654%(c)	10/25/36	126	$120,438
BBCMS Mortgage Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722%
3.116%(c)	03/15/37	160	159,398
BBCMS Trust,
Series 2015-SRCH, Class A1, 144A
3.312%	08/10/35	693	717,178
Series 2015-SRCH, Class XA, IO, 144A
1.122%(cc)	08/10/35	4,630	284,032
Bear Stearns Commercial Mortgage Securities I Trust,
Series 2007-T26, Class AM
5.513%(cc)	01/12/45	166	165,477
Benchmark Mortgage Trust,
Series 2019-B09, Class C
4.971%(cc)	03/15/52	493	549,602
Series 2019-B09, Class XA, IO
1.215%(cc)	03/15/52	3,647	301,905
Series 2019-B10, Class 3CCA, 144A
4.029%(cc)	03/15/62	802	819,616
BHMS,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250%
3.644%(c)	07/15/35	1,660	1,660,497
BXP Trust,
Series 2017-CC, Class D, 144A
3.670%(cc)	08/13/37	150	148,942
Series 2017-CC, Class E, 144A
3.670%(cc)	08/13/37	290	274,371
Series 2017-GM, Class D, 144A
3.539%(cc)	06/13/39	600	606,809
Series 2017-GM, Class E, 144A
3.539%(cc)	06/13/39	260	250,659
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT, Class D, 144A
5.671%(cc)	04/10/29	140	143,351
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	913	948,476
Series 2017-CD03, Class A4
3.631%	02/10/50	190	202,639
Series 2017-CD04, Class A4
3.514%(cc)	05/10/50	10	10,588
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.862%(cc)	01/10/48	1,390	140,093
Series 2016-C04, Class XB, IO
0.889%(cc)	05/10/58	1,440	65,900
CFK Trust,
Series 2019-FAX, Class D, 144A
4.637%	01/15/39	463	497,231
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(cc)	04/10/28	360	362,858
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
3.184%(c)	07/15/32	860	860,001

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-BIOC, Class D, 144A, 1 Month LIBOR + 1.600%
3.994%(c)	07/15/32	650	$651,224
Series 2017-BIOC, Class E, 144A, 1 Month LIBOR + 2.150%
4.544%(c)	07/15/32	1,310	1,309,999
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 144A, 1 Month LIBOR + 1.500%
3.900%(c)	06/15/34	1,162	1,162,000
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class C, 144A
3.635%(cc)	05/10/35	180	183,543
Series 2016-C01, Class C
5.117%(cc)	05/10/49	320	349,886
Series 2016-GC37, Class C
5.085%(cc)	04/10/49	160	171,558
Series 2016-P03, Class D, 144A
2.804%(cc)	04/15/49	30	25,936
Series 2019-SMRT, Class D, 144A
4.903%(cc)	01/10/24	1,460	1,546,774
CLNS Trust,
Series 2017-IKPR, Class E, 144A, 1 Month LIBOR + 3.500%
5.912%(c)	06/11/32	328	329,638
Commercial Mortgage Trust,
Series 2005-C06, Class F, 144A
5.904%(cc)	06/10/44	93	94,507
Series 2012-LTRT, Class A2, 144A
3.400%	10/05/30	1,350	1,366,697
Series 2014-CR14, Class A4
4.236%(cc)	02/10/47	180	193,872
Series 2014-CR16, Class A4
4.051%	04/10/47	1,095	1,172,155
Series 2014-CR17, Class A5
3.977%	05/10/47	605	647,958
Series 2014-CR18, Class A4
3.550%	07/15/47	100	104,539
Series 2014-CR19, Class A5
3.796%	08/10/47	320	340,707
Series 2014-CR21, Class C
4.580%(cc)	12/10/47	250	262,575
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	50,000	267,445
Series 2015-CR23, Class A4
3.497%	05/10/48	200	210,682
Series 2015-CR23, Class CMD, 144A
3.807%(cc)	05/10/48	860	860,898
Series 2015-CR23, Class CME, 144A
3.807%(cc)	05/10/48	470	469,206
Series 2015-CR24, Class A5
3.696%	08/10/48	220	234,487
Series 2015-CR25, Class A4
3.759%	08/10/48	540	576,902
Series 2015-CR25, Class XA, IO
1.053%(cc)	08/10/48	1,093	45,798
Series 2015-LC19, Class A4
3.183%	02/10/48	289	299,711
Series 2015-LC19, Class D, 144A
2.867%	02/10/48	870	800,851

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-LC21, Class C
4.443%(cc)	07/10/48	1,000	$1,043,430
Series 2016-667M, Class D, 144A
3.285%(cc)	10/10/36	170	162,104
Series 2018-HCLV, Class B, 144A, 1 Month LIBOR + 1.400%
3.794%(c)	09/15/33	3,500	3,485,718
Core Industrial Trust,
Series 2015-CALW, Class G, 144A
3.979%(cc)	02/10/34	495	503,848
Series 2015-TEXW, Class A, 144A
3.077%	02/10/34	893	914,844
Series 2015-TEXW, Class D, 144A
3.977%(cc)	02/10/34	320	330,958
Series 2015-TEXW, Class E, 144A
3.977%(cc)	02/10/34	1,300	1,337,248
Series 2015-TEXW, Class F, 144A
3.977%(cc)	02/10/34	1,170	1,196,731
Series 2015-TEXW, Class XA, IO, 144A
0.900%(cc)	02/10/34	3,901	65,883
Series 2015-WEST, Class XA, IO, 144A
1.076%(cc)	02/10/37	2,630	124,677
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C04, Class F, 144A
5.234%(cc)	10/15/39	150	149,771
Credit Suisse Mortgage Trust,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	593	619,013
Series 2017-PFHP, Class A, 144A, 1 Month LIBOR + 0.950%
3.344%(c)	12/15/30	170	169,356
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	166,175
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class C
5.056%(cc)	11/15/51	200	218,437
Series 2019-C15, Class A4
4.053%	03/15/52	633	695,135
Series 2019-C15, Class C
5.146%(cc)	03/15/52	473	513,304
Series 2019-C15, Class D, 144A
3.000%	03/15/52	65	56,666
Series 2019-C16, Class A3
3.329%	06/15/52	420	435,416
Series 2019-C16, Class C
4.237%(cc)	06/15/52	580	598,735
Series 2019-C16, Class XA, IO
1.573%(cc)	06/15/52	8,003	993,196
DBGS Mortgage Trust,
Series 2019-1735, Class X, IO, 144A
0.431%(cc)	04/10/37	4,470	125,127
DBJPM 16-C1 Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	177,162
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	524,427

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-BRBK, Class E, 144A
3.648%(cc)	10/10/34	800	$803,106
Series 2017-BRBK, Class F, 144A
3.648%(cc)	10/10/34	170	168,013
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2019-RSO07, Class AS, 144A, 1 Month LIBOR + 1.500%
3.894%(c)	04/15/36	610	610,752
Fannie Mae-Aces,
Series 2015-M15, Class A2
2.923%(cc)	10/25/25	3,675	3,794,726
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	1,605	1,662,549
Series 2015-M4, Class X2, IO
0.484%(cc)	07/25/22	9,721	85,131
Series 2016-M04, Class A2
2.576%	03/25/26	2,330	2,355,302
Series 2017-M07, Class A2
2.961%(cc)	02/25/27	1,620	1,675,070
Series 2017-M14, Class A2
2.972%(cc)	11/25/27	4,240	4,366,477
Series 2017-M15, Class A2
3.058%(cc)	09/25/27	755	786,549
Series 2017-M3, Class A2
2.567%(cc)	12/25/26	1,925	1,927,956
Series 2018-M01, Class A2
3.086%(cc)	12/25/27	1,155	1,198,543
Series 2018-M08, Class A2
3.436%(cc)	06/25/28	1,050	1,117,089
Series 2018-M10, Class A2
3.497%(cc)	07/25/28	585	625,075
Series 2018-M12, Class A2
3.776%(cc)	08/25/30	6,735	7,346,681
Series 2018-M13, Class A2
3.820%(cc)	09/25/30	9,440	10,349,807
Series 2018-M2, Class A2
2.999%(cc)	01/25/28	2,905	2,994,585
Series 2018-M7, Class A2
3.150%(cc)	03/25/28	1,730	1,801,780
FHLMC Multifamily Structured Pass-Through Certificates,
Series K028, Class X1, IO
0.406%(cc)	02/25/23	27,201	239,091
Series K031, Class X1, IO
0.337%(cc)	04/25/23	13,989	109,443
Series K033, Class X1, IO
0.416%(cc)	07/25/23	10,324	119,290
Series K034, Class A2
3.531%(cc)	07/25/23	300	316,006
Series K035, Class X1, IO
0.524%(cc)	08/25/23	12,706	179,481
Series K036, Class X1, IO
0.884%(cc)	10/25/23	6,703	189,815
Series K038, Class X1, IO
1.310%(cc)	03/25/24	4,189	192,438
Series K040, Class X1, IO
0.862%(cc)	09/25/24	10,029	324,566

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K046, Class X1, IO
0.493%(cc)	03/25/25	11,737	$222,958
Series K052, Class X1, IO
0.799%(cc)	11/25/25	4,469	159,557
Series K053, Class X1, IO
1.026%(cc)	12/25/25	1,960	96,967
Series K054, Class X1, IO
1.314%(cc)	01/25/26	3,341	220,425
Series K055, Class X1, IO
1.499%(cc)	03/25/26	1,490	115,438
Series K057, Class X1, IO
1.325%(cc)	07/25/26	1,948	133,941
Series K058, Class A2
2.653%	08/25/26	575	587,189
Series K058, Class X1, IO
1.056%(cc)	08/25/26	1,914	108,551
Series K059, Class X1, IO
0.435%(cc)	09/25/26	5,720	113,662
Series K060, Class X1, IO
0.197%(cc)	10/25/26	20,719	138,733
Series K061, Class A2
3.347%(cc)	11/25/26	1,895	2,017,785
Series K062, Class A2
3.413%	12/25/26	1,150	1,230,326
Series K063, Class A2
3.430%(cc)	01/25/27	1,230	1,316,338
Series K069, Class A2
3.187%(cc)	09/25/27	240	253,244
Series K071, Class A2
3.286%	11/25/27	325	345,494
Series K072, Class A2
3.444%	12/25/27	2,110	2,266,957
Series K073, Class A2
3.350%	01/25/28	2,080	2,218,929
Series K074, Class A2
3.600%	01/25/28	4,330	4,696,224
Series K081, Class A2
3.900%(cc)	08/25/28	5,395	5,994,934
Series K082, Class A2
3.920%(cc)	09/25/28	1,765	1,966,205
Series K084, Class A2
3.780%(cc)	10/25/28	2,545	2,803,418
Series K152, Class X1, IO
1.102%(cc)	01/25/31	2,980	246,674
Series K725, Class A2
3.002%	01/25/24	1,905	1,973,366
Series K727, Class A2
2.946%	07/25/24	2,760	2,851,921
Series K730, Class A2
3.590%(cc)	01/25/25	190	202,816
Series KPLB, Class A
2.770%	05/25/25	2,550	2,612,866
Series KW01, Class X1, IO
1.113%(cc)	01/25/26	1,567	81,583
Series KW02, Class X1, IO
0.443%(cc)	12/25/26	7,505	118,746

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series KW03, Class X1, IO
0.983%(cc)	06/25/27	1,535	$79,359
FREMF Mortgage Trust,
Series 2016-K54, Class B, 144A
4.189%(cc)	04/25/48	210	220,225
Series 2017-K64, Class B, 144A
4.117%(cc)	05/25/50	120	125,571
Series 2018-K80, Class B, 144A
4.373%(cc)	08/25/50	1,010	1,068,554
FRESB Mortgage Trust,
Series 2018-SB53, Class A10F
3.660%(cc)	06/25/28	239	253,979
Government National Mortgage Assoc.,
Series 2011-38, Class IO
0.098%(cc)	04/16/53	7,731	141,711
Series 2012-23, Class IO
0.562%(cc)	06/16/53	739	17,367
Series 2013-191, Class IO
0.737%(cc)	11/16/53	603	20,389
Series 2013-30, Class IO
0.795%(cc)	09/16/53	2,068	84,930
Series 2013-63, Class IO
0.794%(cc)	09/16/51	16,648	886,123
Series 2013-78, Class IO
0.784%(cc)	10/16/54	2,395	102,916
Series 2014-40, Class AI
1.000%	02/16/39	954	5,676
Series 2014-52, Class AI
0.825%	08/16/41	1,366	19,158
Series 2015-146, Class IB
0.844%(cc)	07/16/55	8,321	419,889
Series 2015-146, Class IC
0.844%(cc)	07/16/55	38,219	1,733,867
Series 2015-189, Class IG
0.926%(cc)	01/16/57	25,546	1,611,509
Series 2015-37, Class IO
0.761%(cc)	10/16/56	397	22,638
Series 2015-97, Class VA
2.250%	12/16/38	198	191,053
Series 2016-113, Class IO
1.177%(cc)	02/16/58	1,410	130,286
Series 2016-119, Class IO
1.122%(cc)	04/16/58	550	42,750
Series 2016-125, Class IO
1.062%(cc)	12/16/57	2,217	177,321
Series 2016-128, Class IO
0.952%(cc)	09/16/56	2,259	169,132
Series 2016-13, Class IO
0.877%(cc)	04/16/57	2,269	143,646
Series 2016-158, Class VA
2.000%	03/16/35	88	83,284
Series 2016-162, Class IO
0.997%(cc)	09/16/58	2,666	217,742
Series 2016-175, Class IO
0.920%(cc)	09/16/58	1,902	139,462

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-26, Class IO
0.964%(cc)	02/16/58	2,996	$216,140
Series 2016-36, Class IO
0.941%(cc)	08/16/57	718	52,345
Series 2016-67, Class IO
1.167%(cc)	07/16/57	525	42,094
Series 2016-87, Class IO
1.002%(cc)	08/16/58	3,470	263,492
Series 2016-96, Class IO
0.984%(cc)	12/16/57	1,970	148,728
Series 2016-97, Class IO
1.039%(cc)	07/16/56	1,633	135,739
GPMT Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 0.900%
3.283%(c)	11/21/35	299	299,484
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	540,448
Series 2013-KING, Class D, 144A
3.550%(cc)	12/10/27	820	818,241
Series 2013-KING, Class E, 144A
3.550%(cc)	12/10/27	570	567,904
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class D, 144A, 1 Month LIBOR + 1.300%
3.694%(c)	07/15/32	50	49,846
Series 2017-500K, Class E, 144A, 1 Month LIBOR + 1.500%
3.894%(c)	07/15/32	100	99,969
Series 2017-500K, Class F, 144A, 1 Month LIBOR + 1.800%
4.194%(c)	07/15/32	40	39,826
Series 2017-500K, Class G, 144A, 1 Month LIBOR + 2.500%
4.894%(c)	07/15/32	20	19,868
Series 2017-GPTX, Class A, 144A
2.856%	05/10/34	390	391,667
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200%
3.650%(c)	06/15/38	320	320,210
Series 2019-SOHO, Class E, 144A, 1 Month LIBOR + 1.875%
4.325%(c)	06/15/36	640	638,607
GS Mortgage Securities Trust,
Series 2011-GC05, Class C, 144A
5.557%(cc)	08/10/44	2,025	2,106,082
Series 2015-590M, Class E, 144A
3.932%(cc)	10/10/35	230	230,780
Series 2015-GC32, Class C
4.557%(cc)	07/10/48	210	221,551
Series 2015-GS01, Class A3
3.734%	11/10/48	110	117,081
Series 2017-GS06, Class A3
3.433%	05/10/50	600	631,261
Series 2017-GS07, Class E, 144A
3.000%	08/10/50	40	35,590
HMH Trust,
Series 2017-NSS, Class A, 144A
3.062%	07/05/31	700	709,214
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A, 144A
2.835%	08/10/38	490	496,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-30HY, Class E, 144A
3.557%(cc)	07/10/39	990	$954,679
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	335,118
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A5
3.775%	08/15/47	320	338,495
Series 2015-C33, Class D1, 144A
4.271%(cc)	12/15/48	170	169,058
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class B
4.050%	09/15/50	70	73,796
Series 2017-JP5, Class C
4.050%(cc)	03/15/50	210	215,512
Series 2019-COR05, Class C
3.750%	06/13/52	489	490,409
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class XC, IO, 144A
0.750%(cc)	12/15/49	1,800	85,329
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FL, 144A, 1 Month LIBOR + 1.300%
3.694%(c)	06/15/45	100	101,811
Series 2015-UES, Class E, 144A
3.742%(cc)	09/05/32	1,040	1,041,471
Series 2019-MFP, Class C, 144A, 1 Month LIBOR + 1.360%
3.740%(c)	07/15/36	140	140,002
Series 2019-MFP, Class E, 144A, 1 Month LIBOR + 2.160%
4.540%(c)	07/15/36	390	389,999
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000%
5.380%(c)	07/15/36	140	139,997
Series 2019-OSB, Class E, 144A
3.783%(cc)	06/05/39	224	226,812
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E, 144A, 1 Month LIBOR + 1.800%
4.194%(c)	05/15/36	1,808	1,807,993
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-01A, Class 1A, 144A, 1 Month LIBOR + 0.250%
2.654%(c)	03/25/37	276	268,273
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class AS, 144A
3.273%(cc)	04/20/48	380	386,364
Series 2017-05, Class X, IO, 144A
1.265%(cc)	03/10/50	888	38,432
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A5
3.892%	06/15/47	800	851,602
Series 2014-C19, Class XF, IO, 144A
1.333%(cc)	12/15/47	1,070	57,179
Series 2015-C24, Class A4
3.732%	05/15/48	210	223,965
Series 2015-C26, Class A5
3.531%	10/15/48	264	278,605
Series 2015-C26, Class D, 144A
3.060%	10/15/48	350	324,248

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-C26, Class XD, IO, 144A
1.491%(cc)	10/15/48	1,180	$86,891
Series 2016-C31, Class XA, IO
1.568%(cc)	11/15/49	969	73,618
Morgan Stanley Capital I Trust,
Series 2007-T27, Class AJ
6.144%(cc)	06/11/42	290	307,758
Series 2014-CPT, Class F, 144A
3.560%(cc)	07/13/29	130	130,231
Series 2014-CPT, Class G, 144A
3.560%(cc)	07/13/29	1,100	1,091,947
Series 2015-MS01, Class C
4.165%(cc)	05/15/48	230	237,460
Series 2017-CLS, Class F, 144A, 1 Month LIBOR + 2.600%
4.994%(c)	11/15/34	1,155	1,149,879
Series 2017-H01, Class D, 144A
2.546%	06/15/50	890	786,435
Series 2017-H01, Class XD, IO, 144A
2.359%(cc)	06/15/50	700	102,001
Series 2017-JWDR, Class D, 144A, 1 Month LIBOR + 1.950%
4.344%(c)	11/15/34	200	201,034
Series 2017-JWDR, Class E, 144A, 1 Month LIBOR + 3.050%
5.444%(c)	11/15/34	225	226,827
Series 2018-H4, Class XA, IO
1.036%(cc)	12/15/51	2,379	158,265
Series 2019-H06, Class A4
3.417%	06/15/52	292	305,800
Series 2019-H06, Class XB, IO
0.720%(cc)	06/15/52	3,740	236,019
Series 2019-L2, Class A4
4.071%	03/15/52	252	278,305
Series 2019-L2, Class XA, IO
1.198%(cc)	03/15/52	5,143	425,837
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950%
3.390%(c)	06/15/35	125	124,410
Series 2019-10K, Class D, 144A
4.272%(cc)	05/15/39	650	656,668
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, IO, 144A
0.511%(cc)	05/10/39	7,700	218,964
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.218%(cc)	02/10/32	12,180	47,038
Series 2017-01MKT, Class XNCP, IO, 144A
—%(p)	02/10/32	2,436	2
PFP Ltd. (Cayman Islands),
Series 2019-05, Class A, 144A, 1 Month LIBOR + 0.970%
3.371%(c)	04/14/36	252	251,578
Series 2019-05, Class AS, 144A, 1 Month LIBOR + 1.420%
3.821%(c)	04/14/36	150	150,046
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2015-04A, Class C, 144A
4.000%	08/24/49	150	153,807
Series 2016-06A, Class C, 144A
4.000%	08/24/40	1,140	1,132,553

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust,
Series 2018-C14, Class XA, IO
1.183%(cc)	12/15/51	1,156	$87,400
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	3,705	3,813,781
Series 2013-C06, Class A4
3.244%	04/10/46	2,320	2,395,006
US,
Series 2018-USDC, Class E, 144A
4.642%(cc)	05/13/38	190	198,029
Velocity Commercial Capital Loan Trust,
Series 2016-02, Class M1
3.661%(cc)	10/25/46	100	103,003
Series 2016-02, Class M2
4.458%(cc)	10/25/46	100	102,068
Series 2016-02, Class M3
5.498%(cc)	10/25/46	100	104,879
Series 2016-02, Class M4
7.226%(cc)	10/25/46	100	105,593
Series 2017-02, Class M3, 144A
4.240%(cc)	11/25/47	156	158,275
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	78	79,362
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	280	297,338
Series 2015-C31, Class A4
3.695%	11/15/48	110	117,238
Series 2015-NXS01, Class XB, IO
0.490%(cc)	05/15/48	1,040	29,909
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	640	683,053
Series 2015-NXS04, Class A4
3.718%	12/15/48	110	117,284
Series 2015-NXS1, Class A5
3.148%	05/15/48	64	66,134
Series 2015-P02, Class A4
3.809%	12/15/48	360	386,003
Series 2015-P02, Class D, 144A
3.241%	12/15/48	306	268,061
Series 2016-NXS05, Class D
5.039%(cc)	01/15/59	580	596,852
Series 2017-C39, Class C
4.118%	09/15/50	120	121,840
Series 2017-C39, Class D, 144A
4.499%(cc)	09/15/50	377	372,575
Series 2017-C41, Class D, 144A
2.600%(cc)	11/15/50	1,966	1,679,706
Series 2017-HSDB, Class A, 144A, 1 Month LIBOR + 0.850%
3.261%(c)	12/13/31	287	285,947
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	160,698
Series 2018-BXI, Class E, 144A, 1 Month LIBOR + 2.157%
4.551%(c)	12/15/36	148	147,624

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C44, Class XA, IO
0.921%(cc)	05/15/51		1,797	$96,345
Series 2019-C50, Class XA, IO
1.635%(cc)	05/15/52		3,688	400,976
WFRBS Commercial Mortgage Trust,
Series 2011-C03, Class A3FL, 144A, 1 Month LIBOR + 0.950%
3.344%(c)	03/15/44		9	9,417
Series 2011-C04, Class D, 144A
5.397%(cc)	06/15/44		1,350	1,362,932
Series 2014-C21, Class A5
3.678%	08/15/47		345	364,545

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $167,529,824)				175,434,599

CONVERTIBLE BONDS — 0.2%
Building Materials — 0.0%
Cemex SAB de CV (Mexico),
Sub. Notes
3.720%	03/15/20		95	94,710

Electric — 0.0%
NRG Energy, Inc.,
Gtd. Notes
2.750%	06/01/48		479	511,611

Oil & Gas — 0.1%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26		1,008	804,564
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24	(a)	180	139,919
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		197	190,597

				1,135,080

Pipelines — 0.1%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 4.875% or PIK N/A
4.875%	05/28/21		2,562	2,689,158

Telecommunications — 0.0%
Intelsat SA,
Gtd. Notes, 144A
4.500%	06/15/25		521	720,761

Transportation — 0.0%
SEACOR Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/30		820	774,610

TOTAL CONVERTIBLE BONDS (cost $5,941,168)				5,925,930

CORPORATE BONDS — 32.1%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.375%	01/15/24		78	80,243

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	86	$87,152

			167,395

Aerospace & Defense — 0.9%
Airbus SE (France),
Sr. Unsec’d. Notes, 144A
3.950%	04/10/47	675	731,099
Arconic, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/21	50	51,831
6.150%	08/15/20	740	765,921
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	176	176,688
3.850%	12/15/25	1,105	1,155,079
4.750%	10/07/44	68	75,412
Boeing Co. (The),
Sr. Unsec’d. Notes
3.500%	03/01/39	255	254,786
3.600%	05/01/34	405	422,294
3.650%	03/01/47	170	171,263
3.825%	03/01/59	105	105,172
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	3,040	3,279,430
General Dynamics Corp.,
Gtd. Notes
3.750%	05/15/28	625	684,097
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	448	448,460
4.400%	06/15/28	1,691	1,847,676
4.854%	04/27/35	13	14,441
5.054%	04/27/45	685	803,276
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	2,575	2,686,790
3.850%	12/15/26	1,230	1,287,513
4.400%	06/15/28	215	234,802
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25	191	196,388
3.550%	01/15/26	502	533,529
3.600%	03/01/35	3,034	3,163,751
3.800%	03/01/45	827	880,256
4.070%	12/15/42	862	953,664
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	1,760	1,792,554
3.250%	01/15/28	1,733	1,778,973
3.850%	04/15/45	225	231,874
4.030%	10/15/47	1,220	1,301,450
4.750%	06/01/43	101	116,767

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Raytheon Co.,
Sr. Unsec’d. Notes
4.200%	12/15/44	260	$285,691
4.700%	12/15/41	331	385,805
7.000%	11/01/28	1,310	1,706,897
7.200%	08/15/27	371	485,644
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	48	48,480
United Technologies Corp.,
Sr. Unsec’d. Notes
1.950%	11/01/21	2,365	2,345,956
4.125%	11/16/28	2,111	2,319,148
4.150%	05/15/45	175	187,982
4.500%	06/01/42	1,407	1,591,806
5.400%	05/01/35	296	357,986
6.125%	07/15/38	865	1,147,205

			37,007,836

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	1,515	1,587,655
4.250%	08/09/42	500	462,083
4.400%	02/14/26	2,040	2,182,902
4.800%	02/14/29	710	763,812
5.375%	01/31/44	1,225	1,313,778
5.800%	02/14/39	365	410,127
6.200%	02/14/59	105	119,670
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	1,900	1,966,650
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/24	358	363,343
3.875%	08/21/42	200	198,310
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	3,315	3,515,226
5.850%	08/15/45	152	163,706

			13,047,262

Airlines — 0.4%
Air Canada 2015-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	5	4,739
5.000%	06/15/25	238	248,030
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	371	374,115
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	13	13,636
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24	137	138,153

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (continued)
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		184	$189,580
American Airlines 2015-2 Class BB Pass-Through Trust,
Pass-Through Certificates
4.400%	03/22/25		1,133	1,163,901
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25		694	732,178
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		323	325,221
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30		744	741,960
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27		17	17,469
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30		250	259,326
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.950%	08/15/26		249	260,276
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates, Series 2017-2, AA
3.350%	04/15/31		330	333,618
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27		292	290,994
American Airlines Group, Inc.,
Gtd. Notes, 144A
4.625%	03/01/20		1,006	1,012,288
5.000%	06/01/22		902	929,331
5.500%	10/01/19		50	50,225
Continental Airlines 2012-1 Class B Pass Through Trust,
Pass-Through Certificates
6.250%	10/11/21		6	5,995
Delta Air Lines 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates, Series AA
3.204%	10/25/25		795	823,332
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		5,606	5,612,809
3.400%	04/19/21		20	20,301
Gol Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25	(a)	520	507,000
Latam Finance Ltd. (Chile),
Gtd. Notes, 144A
7.000%	03/01/26		351	366,444
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		459	418,912
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23		13	13,075

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (continued)
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	91	$93,435
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	124	127,165
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates, Series AA
3.100%	01/07/30	52	51,807
United Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	07/07/27	57	56,726
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	324	320,913
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27	44	43,642
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	196	200,838
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	396	411,154
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates, Series AA
4.150%	02/25/33	470	504,313
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	12/03/22	24	25,933
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	101	104,812

			16,793,646

Auto Manufacturers — 1.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.800%	04/11/26	485	488,716
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	590	587,712
3.100%	05/04/20	1,685	1,693,969
3.350%	05/04/21	2,130	2,159,964
3.750%	11/05/21	720	738,360
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.425%	06/12/20	390	388,520
2.597%	11/04/19	1,355	1,354,251
2.979%	08/03/22	1,195	1,182,330
3.096%	05/04/23	1,059	1,043,505
3.157%	08/04/20	710	712,657
3.200%	01/15/21	830	832,567
3.219%	01/09/22	5,305	5,306,987
3.336%	03/18/21	200	201,027
5.584%	03/18/24	570	611,825
5.750%	02/01/21	1,495	1,556,263

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35			3,590	$3,526,405
5.400%	04/01/48	(v)		180	175,946
6.250%	10/02/43			459	488,610
6.600%	04/01/36			465	514,757
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22			745	749,552
4.000%	01/15/25			1,466	1,488,034
4.000%	10/06/26			220	221,839
5.250%	03/01/26			168	180,209
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
3.950%	02/01/22			1,651	1,694,797
Sr. Unsec’d. Notes, 144A, MTN
2.550%	04/03/20			4,966	4,957,645
3.000%	10/30/20			5,345	5,369,060
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22			1,140	1,142,631
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.358%	07/02/24			2,255	2,257,182
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
3.050%	01/11/28			615	634,460
Sr. Unsec’d. Notes, MTN
3.650%	01/08/29			310	335,101

					42,594,881

Auto Parts & Equipment — 0.0%
Aptiv PLC,
Gtd. Notes
4.250%	01/15/26			233	245,042

Banks — 8.6%
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	(d)	EUR	100	25,016
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22			3,785	3,913,529
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.706%	06/27/24			1,000	1,001,900
3.306%	06/27/29			600	604,218
3.848%	04/12/23			1,200	1,245,720
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.800%	10/18/20			5,777	5,945,342
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24			7,170	7,557,090
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	—	(rr)		2,270	2,369,426

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26		245	$252,813
3.419%(ff)	12/20/28		5,437	5,594,651
Sr. Unsec’d. Notes, GMTN
2.369%(ff)	07/21/21		2,030	2,027,787
2.625%	04/19/21		6,405	6,444,922
2.816%(ff)	07/21/23		1,430	1,444,294
3.300%	01/11/23		544	560,742
3.500%	04/19/26		370	387,457
Sr. Unsec’d. Notes, MTN
2.328%(ff)	10/01/21		5,526	5,519,314
2.625%	10/19/20		2,147	2,155,447
3.124%(ff)	01/20/23		36	36,534
3.248%	10/21/27		82	84,017
3.458%(ff)	03/15/25	(a)	1,300	1,349,476
3.499%(ff)	05/17/22		1,472	1,500,368
3.559%(ff)	04/23/27		7,930	8,278,250
3.705%(ff)	04/24/28		3,115	3,272,936
3.824%(ff)	01/20/28		2,642	2,796,685
3.970%(ff)	03/05/29		575	614,566
3.974%(ff)	02/07/30		175	187,583
Sub. Notes, MTN
4.183%	11/25/27		394	417,396
4.250%	10/22/26		535	571,566
4.450%	03/03/26		1,310	1,413,022
Sub. Notes, Series L, MTN
3.950%	04/21/25		550	576,715
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.900%	08/27/21		40	39,747
2.900%	03/26/22		256	259,919
Sr. Unsec’d. Notes, MTN, Series D
3.100%	04/13/21		2,569	2,608,613
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(ff)	—	(rr)	605	614,535
Jr. Sub. Notes, Series F
4.625%(ff)	—	(rr)	1,415	1,408,930
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28		1,055	1,098,531
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	06/08/20		10,965	10,970,877
3.200%	08/10/21		1,280	1,288,526
3.932%(ff)	05/07/25		630	641,175
4.950%	01/10/47		616	651,926
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,445	1,541,211
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.000%(ff)	—	(rr)	1,300	1,387,750
7.375%(ff)	—	(rr)	1,640	1,822,450
7.625%(ff)	—	(rr)	1,700	1,799,875
Sr. Unsec’d. Notes, 144A
4.705%(ff)	01/10/25		1,320	1,416,268

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	(a)	1,505	$1,548,143
3.800%	01/10/24		260	269,932
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22		625	630,670
Citibank NA,
Sr. Unsec’d. Notes
3.400%	07/23/21		2,590	2,645,123
3.650%	01/23/24		4,500	4,738,014
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.500%	07/29/19		2,077	2,077,211
2.650%	10/26/20		1,270	1,274,470
2.700%	03/30/21		610	613,138
2.750%	04/25/22		8	8,073
2.900%	12/08/21		105	106,089
3.352%(ff)	04/24/25		215	222,091
3.668%(ff)	07/24/28		2,850	2,974,294
3.878%(ff)	01/24/39		19	19,719
3.887%(ff)	01/10/28		2,595	2,745,425
4.650%	07/23/48		29	33,742
Sub. Notes
4.050%	07/30/22		8,895	9,281,383
4.400%	06/10/25		795	848,460
4.450%	09/29/27		915	985,825
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20		3,484	3,480,897
2.650%	05/26/22		280	281,888
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	—	(rr)	1,700	1,966,023
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.250%(ff)	—	(rr)	2,000	2,150,000
7.500%(ff)	—	(rr)	2,000	2,136,140
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23		2,300	2,319,578
4.207%(ff)	06/12/24		1,300	1,364,107
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		250	261,097
3.800%	09/15/22		560	580,553
3.800%	06/09/23		350	362,975
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
5.000%	01/12/22		1,550	1,621,373
5.375%	01/12/24		1,505	1,626,706
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20		2,030	2,021,390
2.950%	08/20/20		210	208,487
4.250%	02/04/21		340	343,004
4.250%	10/14/21		590	598,128

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.650%	01/25/24		395	$415,070
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.600%
3.067%(c)	05/24/21		2,590	2,592,564
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21		2,833	2,830,175
2.550%	10/23/19		2,950	2,951,093
2.750%	09/15/20		637	639,656
3.500%	01/23/25		1,003	1,037,665
3.691%(ff)	06/05/28		2,711	2,799,831
3.750%	05/22/25		23	24,057
3.850%	01/26/27		1,326	1,385,929
4.017%(ff)	10/31/38		715	738,472
4.223%(ff)	05/01/29		400	429,003
5.250%	07/27/21		8	8,456
5.750%	01/24/22		7,115	7,689,777
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
3.688%(c)	05/15/26		650	640,904
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23		22	22,213
Sub. Notes
6.750%	10/01/37		3,040	3,976,168
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	—	(rr)	1,760	1,799,600
6.500%(ff)	—	(rr)	820	859,590
Sr. Unsec’d. Notes
3.950%(ff)	05/18/24		705	737,566
4.041%(ff)	03/13/28		2,240	2,353,026
4.583%(ff)	06/19/29		205	224,201
5.100%	04/05/21		800	835,944
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.350%	03/05/20		3,690	3,690,147
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		697	710,171
3.550%	04/09/24		1,040	1,075,818
4.100%	10/02/23		2,420	2,556,445
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	02/24/21		600	631,479
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—	(rr)	200	203,200
6.500%(ff)	—	(rr)	324	332,910
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21		1,225	1,229,277
2.700%	05/18/23		950	959,740
2.972%	01/15/23		1,733	1,758,151
3.200%	01/25/23		490	502,815

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
3.207%(ff)	04/01/23		4,230	$4,317,088
3.220%(ff)	03/01/25		4	4,113
3.250%	09/23/22		11	11,301
3.509%(ff)	01/23/29		44	45,744
3.514%(ff)	06/18/22		1,004	1,026,054
3.540%(ff)	05/01/28		4,359	4,537,281
3.559%(ff)	04/23/24		417	432,334
3.702%(ff)	05/06/30		710	748,603
3.782%(ff)	02/01/28		4,910	5,205,141
3.797%(ff)	07/23/24		4,252	4,459,312
3.882%(ff)	07/24/38		305	319,709
4.023%(ff)	12/05/24		3,393	3,606,051
4.203%(ff)	07/23/29		1,510	1,650,977
4.350%	08/15/21		3,275	3,406,549
4.452%(ff)	12/05/29		26	28,991
4.500%	01/24/22		3,425	3,609,037
4.625%	05/10/21		2,099	2,185,052
Sub. Notes
4.125%	12/15/26		285	304,825
KeyBank NA,
Sr. Unsec’d. Notes
3.350%	06/15/21		250	255,127
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.150%	10/29/25		555	601,259
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.100%	07/06/21		990	1,002,288
3.750%	01/11/27		826	840,996
4.450%	05/08/25		525	558,945
Sub. Notes
4.344%	01/09/48	(a)	6,125	5,969,701
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.665%	07/25/22		44	44,122
2.998%	02/22/22		140	142,194
3.287%	07/25/27		180	185,939
3.407%	03/07/24		865	897,741
3.455%	03/02/23		4,730	4,862,899
3.535%	07/26/21		150	153,374
3.850%	03/01/26		226	239,840
4.050%	09/11/28		220	241,256
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.273%	09/13/21		533	531,277
2.953%	02/28/22		5,095	5,153,514
3.663%	02/28/27		248	261,538
Sr. Unsec’d. Notes, 144A
2.632%	04/12/21		850	852,657
Morgan Stanley,
Sr. Unsec’d. Notes
2.800%	06/16/20		4,170	4,189,393
3.625%	01/20/27		4,709	4,942,266
5.750%	01/25/21		8,145	8,554,922
Sr. Unsec’d. Notes, GMTN
2.750%	05/19/22		2,340	2,364,549
3.700%	10/23/24		3,630	3,829,755

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
3.750%	02/25/23		440	$459,632
3.772%(ff)	01/24/29		2,390	2,507,447
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		3,240	3,373,650
6.250%	08/09/26		905	1,085,974
Nordea Bank Abp (Finland),
Jr. Sub. Notes, 144A
6.625%(ff)	—	(rr)(a)	1,230	1,297,650
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20		1,575	1,571,634
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32		40	40,342
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23		780	788,689
4.445%(ff)	05/08/30		200	207,024
5.076%(ff)	01/27/30		445	482,796
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	08/05/21		2,543	2,544,450
Sub. Notes, 144A
5.625%	09/15/45		1,935	2,147,760
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23		2,120	2,235,852
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.247%(ff)	01/20/23		2,990	3,084,844
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—	(rr)	550	564,185
Jr. Sub. Notes, Series H
5.625%(ff)	—	(rr)	1,790	1,805,663
Sr. Unsec’d. Notes
2.650%	05/19/26		553	553,929
3.300%	12/16/24		19	19,890
3.776%(ff)	12/03/24		765	806,277
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/19/19		3,195	3,191,390
SunTrust Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22		720	729,170
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21		285	285,898
3.350%	05/24/21		581	591,814
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24		5,505	5,554,718
3.500%	07/19/23		575	603,242
U.S. Bancorp,
Sub. Notes, MTN
2.950%	07/15/22		1,020	1,041,502

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		3,220	$3,248,150
2.950%	09/24/20		200	201,330
4.125%	09/24/25		875	933,859
7.000%(ff)	—	(rr)	1,880	1,997,162
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22		350	372,070
US Bank NA/Cincinnati OH,
Sr. Unsec’d. Notes
3.104%(ff)	05/21/21		645	649,547
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09	(d)	770	8,470
2.608%	11/06/09	(d)	980	10,780
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21		1,103	1,097,020
2.500%	03/04/21		1,330	1,332,901
Sr. Unsec’d. Notes, GMTN
2.600%	07/22/20		745	747,450
Sr. Unsec’d. Notes, MTN
2.625%	07/22/22	(a)	2,743	2,762,798
3.500%	03/08/22		164	168,739
3.584%(ff)	05/22/28		2,530	2,641,506
3.750%	01/24/24		3,575	3,758,615
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.325%(ff)	07/23/21		590	595,638
3.550%	08/14/23		1,530	1,596,926

				338,956,473

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		4,135	4,535,972
4.900%	02/01/46		906	1,008,769
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.625%	02/01/44		80	85,359
4.700%	02/01/36		37	40,588
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29		4,085	4,637,317
4.950%	01/15/42		295	328,170
8.200%	01/15/39		135	203,543
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.150%	05/15/38		1,820	1,885,987
5.300%	05/15/48		3,595	3,783,686
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		475	485,237
4.057%	05/25/23		70	73,491

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.450%	10/06/46	660	$678,620
4.000%	05/02/47	560	630,558

			18,377,297

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45	1,506	1,599,859
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45	197	236,944
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	1,780	1,788,941
Celgene Corp.,
Sr. Unsec’d. Notes
2.750%	02/15/23	1,511	1,524,408
3.250%	02/20/23	1,195	1,224,969
3.550%	08/15/22	700	724,860
3.625%	05/15/24	13	13,647
3.950%	10/15/20	150	152,947
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,515	1,589,690
4.000%	09/01/36	250	263,513
4.600%	09/01/35	750	844,183
4.800%	04/01/44	160	181,792

			10,145,753

Building Materials — 0.1%
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23	725	777,571
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	305	314,491
5.125%	09/14/45	29	31,677
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	428	440,840
5.750%	09/15/26	20	20,600
Owens Corning,
Sr. Unsec’d. Notes
4.200%	12/01/24	1,950	2,026,108

			3,611,287

Chemicals — 0.9%
Air Liquide Finance SA (France),
Gtd. Notes, 144A
2.500%	09/27/26	345	339,243
Braskem America Finance Co. (Brazil),
Gtd. Notes, 144A
7.125%	07/22/41	5,925	6,983,797
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	309	312,553

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Cydsa SAB de CV (Mexico),
Gtd. Notes, 144A
6.250%	10/04/27		376	$375,440
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		79	80,088
4.375%	11/15/42		760	768,681
4.625%	10/01/44		260	267,691
9.000%	04/01/21		700	776,831
Sr. Unsec’d. Notes, 144A
3.150%	05/15/24	(a)	585	596,638
3.625%	05/15/26		565	585,899
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		3,040	3,363,942
5.419%	11/15/48		2,165	2,630,723
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	03/01/22		5,180	5,396,542
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		4,760	4,974,200
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24		4,535	4,879,388
SABIC Capital II BV (Saudi Arabia),
Gtd. Notes, 144A
4.000%	10/10/23		334	346,942
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.000%	12/15/42		120	116,376
4.500%	06/01/47		260	277,315
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	05/07/29		282	296,946
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20		4,285	4,315,000

				37,684,235

Commercial Services — 0.4%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	07/03/29		200	202,855
American University (The),
Unsec’d. Notes
3.672%	04/01/49		1,021	1,055,984
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24		205	212,175
Cielo USA, Inc. (Brazil),
Gtd. Notes, 144A
3.750%	11/16/22		1,847	1,835,017
Equifax, Inc.,
Sr. Unsec’d. Notes
3.300%	12/15/22		995	1,016,890
7.000%	07/01/37		395	470,984

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
George Washington University (The),
Unsec’d. Notes
4.126%	09/15/48		559	$627,744
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/18		910	1,139,159
Unsec’d. Notes, Series B
4.315%	04/01/49		850	985,318
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	(a)	1,133	1,176,621
7.750%	06/01/24	(a)	969	1,026,365
Hertz Corp. (The),
Gtd. Notes
7.375%	01/15/21	(a)	561	561,701
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		20	20,048
Pepperdine University,
Unsec’d. Notes
3.948%	12/01/57		345	377,530
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23		1,395	1,440,627
4.000%	03/18/29		940	994,892
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23		330	340,620
3.800%	04/01/21		320	325,921
4.800%	04/01/26		1,635	1,793,202
University of Notre Dame du Lac,
Unsec’d. Notes
3.394%	02/15/48		467	479,681
University of Southern California,
Unsec’d. Notes
3.028%	10/01/39		68	66,523
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/16		367	413,428

				16,563,285

Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24		940	970,912
3.450%	02/09/45		397	395,601
3.850%	05/04/43		3,537	3,748,773
4.375%	05/13/45		192	218,830
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		75	76,245
7.125%	06/15/24		64	67,567
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		641	660,512
4.900%	10/01/26		160	166,937

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (continued)
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	50	$49,726
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20	3,630	3,677,764
6.200%	10/15/35	3,740	4,199,928
IBM Credit LLC,
Sr. Unsec’d. Notes
3.450%	11/30/20	845	859,122
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.900%	11/01/21	340	345,073
3.000%	05/15/24	406	416,951
3.300%	05/15/26	3,460	3,586,680
4.150%	05/15/39	330	352,534
Seagate HDD Cayman,
Gtd. Notes
4.250%	03/01/22	420	427,123

			20,220,278

Diversified Financial Services — 0.8%
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	3,930	4,025,811
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	3,580	3,767,950
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	906	911,751
3.125%	05/20/26	810	831,817
3.375%	05/17/21	46	46,869
3.700%	08/03/23	780	818,774
4.200%	11/06/25	1,250	1,365,229
American Express Credit Corp.,
Sr. Unsec’d. Notes, GMTN
2.250%	08/15/19	1,833	1,832,586
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21	159	159,047
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	75	76,362
3.750%	03/09/27	385	397,436
3.900%	01/29/24	2,182	2,293,156
4.750%	07/15/21	145	151,575
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27	540	556,188
CME Group, Inc.,
Sr. Unsec’d. Notes
3.750%	06/15/28	550	599,335
Credivalores-Crediservicios SAS (Colombia),
Sr. Unsec’d. Notes, 144A
9.750%	07/27/22	370	364,084

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Discover Financial Services,
Sr. Unsec’d. Notes
4.100%	02/09/27		241	$251,040
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		1,375	1,360,915
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22		4	4,002
2.750%	12/01/20		25	25,154
3.100%	09/15/27		175	178,411
3.750%	12/01/25		535	571,481
4.000%	10/15/23		18	19,151
Sr. Unsec’d. Notes
3.750%	09/21/28		1,039	1,121,164
4.250%	09/21/48		165	183,693
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		335	345,376
2.950%	06/01/29		1,315	1,356,405
3.650%	06/01/49		240	254,462
Nuveen LLC,
Gtd. Notes, 144A
4.000%	11/01/28		580	636,413
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24		5,445	5,853,375
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		506	506,043
4.375%	03/19/24		300	314,142
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+ 3.500%
51.583%(c)	04/11/22		592	202,603
Unifin Financiera SAB de CV SOFOM ENR (Mexico),
Sub. Notes, 144A
8.875%(ff)	—	(rr)	341	312,871
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35		642	737,800
4.300%	12/14/45		370	438,275

				32,870,746

Electric — 2.2%
Acwa Power Management And Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes, 144A
5.950%	12/15/39		6,025	6,235,875
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		1,565	1,672,726
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49		14	15,149
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48		800	877,865

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45		730	$749,998
4.150%	08/15/44		110	118,659
Sr. Unsec’d. Notes, Series A
4.300%	07/15/48		1,020	1,143,532
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		295	306,368
Ameren Illinois Co.,
First Mortgage
3.800%	05/15/28	(a)	620	664,858
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	08/15/46		545	538,380
3.750%	08/15/47		405	413,658
4.250%	09/15/48		585	648,570
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.250%	04/15/28		235	242,763
5.150%	11/15/43		35	42,891
Black Hills Corp.,
Sr. Unsec’d. Notes
3.950%	01/15/26		165	172,086
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.550%	08/01/42		350	350,855
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		6,006	6,178,672
Commonwealth Edison Co.,
First Mortgage
2.950%	08/15/27		210	212,949
Consumers Energy Co.,
First Mortgage
3.375%	08/15/23		11	11,426
3.750%	02/15/50		560	590,204
3.800%	11/15/28		116	126,740
3.950%	07/15/47		120	129,789
4.050%	05/15/48		220	242,627
Dayton Power & Light Co. (The),
First Mortgage, 144A
3.950%	06/15/49		688	706,928
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48		1,075	1,189,202
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23		510	532,170
Duke Energy Carolinas LLC,
First Mortgage
3.050%	03/15/23		175	179,844
3.700%	12/01/47		405	413,766
3.950%	11/15/28		490	533,400

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
3.950%	03/15/48	95	$100,219
4.250%	12/15/41	285	313,222
5.300%	02/15/40	65	81,003
First Ref. Mortgage
4.000%	09/30/42	993	1,059,524
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	2,195	2,364,887
Duke Energy Ohio, Inc.,
First Mortgage
3.650%	02/01/29	1,650	1,771,280
Duke Energy Progress LLC,
First Mortgage
3.000%	09/15/21	300	304,997
3.250%	08/15/25	655	680,605
3.700%	09/01/28	1,650	1,766,372
4.100%	05/15/42	115	123,288
4.100%	03/15/43	385	412,607
4.150%	12/01/44	265	286,834
4.200%	08/15/45	150	165,058
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	835	860,050
Enel Generacion Chile SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24	1,395	1,464,650
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	10	10,017
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48	820	906,997
4.200%	04/01/50	75	83,252
First Mortgage
5.400%	11/01/24	250	287,953
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	330	332,635
7.125%	02/11/25	706	739,737
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	397	415,529
Eversource Energy,
Sr. Unsec’d. Notes, Series L
2.900%	10/01/24	1,312	1,333,628
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	140	148,985
4.950%	06/15/35	292	326,758
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	2,130	2,286,090
4.550%	04/01/49	695	760,078
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	210	223,037
3.950%	03/01/48	798	873,355

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
4.125%	06/01/48	745	$836,079
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.965%(c)	05/06/22	4,260	4,261,932
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina),
Gtd. Notes, 144A
9.625%	07/27/23	311	260,466
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series L
3.750%	07/01/47	225	227,426
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	400	410,504
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	920	924,581
Kansas City Power & Light Co.,
Mortgage
4.200%	03/15/48	780	854,153
Sr. Sec’d. Notes
4.200%	06/15/47	75	82,169
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	623	709,313
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	252	268,300
National Rural Utilities Cooperative Finance Corp.,
Sub. Notes
4.750%(ff)	04/30/43	3,730	3,659,130
Northern States Power Co.,
First Mortgage
3.400%	08/15/42	255	252,112
3.600%	09/15/47	560	571,181
4.000%	08/15/45	610	649,852
4.200%	09/01/48	360	389,842
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	88	90,408
4.450%	06/15/29	295	306,943
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.200%	05/15/27	184	189,532
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	418	450,316
Sr. Unsec’d. Notes, Series G
6.600%	02/15/33	585	794,443
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
3.300%	03/15/30	1,480	1,502,918
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.800%	09/30/47	595	622,244
4.550%	12/01/41	399	464,294
Sr. Sec’d. Notes, 144A
3.700%	11/15/28	775	834,599

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Orazul Energy Egenor S en C por A (Peru),
Gtd. Notes, 144A
5.625%	04/28/27	318	$323,438
PacifiCorp,
First Mortgage
2.950%	06/01/23	10	10,237
4.125%	01/15/49	925	1,020,351
Public Service Electric & Gas Co.,
First Mortgage, MTN
1.900%	03/15/21	125	124,594
3.000%	05/15/27	105	106,885
3.650%	09/01/28	1,010	1,082,733
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	515	555,031
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	180	181,753
Stoneway Capital Corp. (Argentina),
Sr. Sec’d. Notes
10.000%	03/01/27	357	335,835
Sr. Sec’d. Notes, 144A
10.000%	03/01/27	718	676,903
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	592	495,800
Sr. Sec’d. Notes, 144A
7.250%	05/15/27	622	637,550
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.300%	06/15/48	145	155,321
4.450%	06/15/49	555	618,951
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,920	2,029,736
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/25	3,060	3,181,666
4.625%	07/26/23	360	382,950
Union Electric Co.,
First Mortgage
3.500%	03/15/29	675	715,153
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	760	802,945
4.450%	02/15/44	535	604,317
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	1,350	1,422,555
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	525	568,697
Sr. Unsec’d. Notes, Series C
2.750%	03/15/23	940	953,342
4.000%	11/15/46	986	1,041,265
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	53	54,192

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
7.375%	11/01/22	1,775	$1,839,344
7.625%	11/01/24	50	52,874
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	405	419,681
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	865	870,089
4.300%	07/15/29	805	816,077

			87,417,599

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A
2.878%	04/15/20	2,460	2,461,196
3.900%	04/15/25	1,415	1,461,852

			3,923,048

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.050%	09/22/26	1,370	1,382,568
3.875%	07/15/23	129	134,927
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.812%	11/21/47	290	309,419
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
3.125%	08/15/27	380	380,804
3.450%	08/01/24	175	181,708

			2,389,426

Engineering & Construction — 0.1%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic),
Sr. Sec’d. Notes, 144A
6.750%	03/30/29	200	210,250
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
8.000%	05/15/22	344	364,210
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	2,693	2,682,901
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23	400	395,000

			3,652,361

Entertainment — 0.0%
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	56	58,520
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	667	704,519
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	793	831,659

			1,594,698

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.900%	07/01/26		506	$508,696
3.950%	05/15/28		925	997,844
4.750%	05/15/23		1,018	1,098,865
Waste Management, Inc.,
Gtd. Notes
3.125%	03/01/25		170	175,680
3.900%	03/01/35		780	833,640
4.000%	07/15/39		735	787,481
4.150%	07/15/49		575	628,041

				5,030,247

Foods — 0.1%
BRF GmbH (Brazil),
Gtd. Notes, 144A
4.350%	09/29/26		374	360,910
Campbell Soup Co.,
Sr. Unsec’d. Notes
8.875%	05/01/21		390	430,325
Grupo Bimbo SAB de CV (Mexico),
Sub. Notes, 144A
5.950%(ff)	—	(rr)	349	366,415
Kroger Co. (The),
Sr. Unsec’d. Notes
2.650%	10/15/26	(a)	1,307	1,259,719
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
8.000%	06/08/23		326	339,447
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27		1,030	1,065,215
4.550%	06/02/47		80	83,673
5.100%	09/28/48		65	73,418

				3,979,122

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29		210	220,920
Eldorado Intl. Finance GmbH (Brazil),
Gtd. Notes, 144A
8.625%	06/16/21	(a)	356	373,400
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20		585	608,021
Sr. Unsec’d. Notes
7.375%	12/01/25		489	619,520
7.750%	11/15/29		220	311,542
Sr. Unsec’d. Notes, 144A
3.600%	03/01/25		155	162,768
3.734%	07/15/23		726	759,800
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		680	797,078
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
4.875%	09/19/27	(a)	649	661,169

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
6.000%	01/15/29	560	$610,400
7.000%	03/16/47	343	390,162

			5,514,780

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	395	415,738
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/49	240	262,885
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	250	279,620
4.800%	11/01/43	178	200,712
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	1,100	1,137,820

			2,296,775

Healthcare-Products — 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26	3,467	3,748,508
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.700%	08/15/21	90	88,915
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	1,598	1,598,505
4.685%	12/15/44	140	155,302
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	930	986,390
3.625%	03/15/24	380	403,076
4.375%	03/15/35	2,340	2,693,902
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	2,850	2,866,243

			12,540,841

Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42	50	46,777
4.500%	05/15/42	883	874,658
4.750%	03/15/44	393	400,618
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	240	249,241
4.101%	03/01/28	360	385,120
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45	400	439,789
CHRISTUS Health,
Sr. Sec’d. Notes, Series C
4.341%	07/01/28	1,577	1,752,285

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Cigna Holding Co.,
Gtd. Notes
3.250%	04/15/25		1,536	$1,561,908
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		280	281,510
Dignity Health,
Sec’d. Notes
2.637%	11/01/19		433	432,530
3.812%	11/01/24		320	337,028
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	(a)	965	992,001
4.250%	10/15/19		158	158,641
4.500%	02/15/27		34	36,273
4.750%	05/01/23		1,157	1,238,455
5.000%	03/15/24		737	802,916
5.250%	04/15/25		1,587	1,758,329
5.250%	06/15/26		348	385,308
5.875%	03/15/22		1,950	2,131,269
6.500%	02/15/20		3,244	3,318,663
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		476	492,560
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20		845	845,522
Montefiore Obligated Group,
Unsec’d. Notes, Series 18-C
5.246%	11/01/48		551	611,186
Ochsner Clinic Foundation,
Sec’d. Notes
5.897%	05/15/45		315	411,310
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes
4.787%	11/15/48		82	99,068
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes
3.930%	10/01/48		410	429,290
SSM Health Care Corp.,
Sr. Unsec’d. Notes
3.688%	06/01/23		593	618,242
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28		525	560,424
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21		36	36,585
4.750%	06/01/20		69	69,690
6.000%	10/01/20		2,468	2,540,652
Toledo Hospital (The),
Sr. Sec’d. Notes
5.750%	11/15/38		925	1,069,944
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.950%	10/15/27		275	279,663
3.100%	03/15/26		262	269,835

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
3.700%	12/15/25	785	$836,024
3.750%	07/15/25	2,902	3,099,480
3.750%	10/15/47	387	396,666
4.450%	12/15/48	250	287,881
4.625%	07/15/35	176	202,265
4.625%	11/15/41	447	509,559
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	08/01/22	4,245	4,282,144

			35,531,309

Holding Companies-Diversified — 0.1%
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24	370	372,312
CK Hutchison International 16 Ltd. (Hong Kong),
Gtd. Notes, 144A
2.750%	10/03/26	2,365	2,320,479
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27	603	612,045

			3,304,836

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	176	169,840
9.875%	04/01/27	586	617,498
Beazer Homes USA, Inc.,
Gtd. Notes
8.750%	03/15/22	657	683,280
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20	596	596,745
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	76	77,330
Century Communities, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27	916	928,595
KB Home,
Gtd. Notes
7.625%	05/15/23	303	338,603
8.000%	03/15/20	27	27,883
Lennar Corp.,
Gtd. Notes
2.950%	11/29/20	3	2,985
4.500%	11/15/19	196	196,735
4.750%	04/01/21	77	79,021
5.250%	06/01/26	10	10,650
5.875%	11/15/24	692	758,605
8.375%	01/15/21	61	65,575
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26	176	179,960

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (continued)
PulteGroup, Inc.,
Gtd. Notes
4.250%	03/01/21		28	$28,525
5.000%	01/15/27		34	35,608
6.000%	02/15/35		9	9,225
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		10	10,200
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23		500	516,875
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27		392	377,300
William Lyon Homes, Inc.,
Gtd. Notes
6.000%	09/01/23		240	243,600

				5,954,638

Home Furnishings — 0.1%
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.750%	02/26/29		2,140	2,304,694

Household Products/Wares — 0.0%
Clorox Co. (The),
Sr. Unsec’d. Notes
3.100%	10/01/27		175	179,165

Insurance — 0.4%
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20		41	58,810
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
7.319%(c)	02/12/23		349	354,366
Aon Corp.,
Gtd. Notes
3.750%	05/02/29		1,100	1,146,472
4.500%	12/15/28		1,670	1,838,029
Aon PLC,
Gtd. Notes
4.750%	05/15/45		284	317,330
Ardonagh Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23	(a)	3,465	3,257,100
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23		270	281,300
5.000%	04/20/48		240	247,644
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		300	337,679
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		175	185,032

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24		1,855	$1,934,220
4.050%	10/15/23		425	448,443
4.200%	03/01/48		685	723,459
4.350%	01/30/47		373	404,450
4.375%	03/15/29		872	962,075
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		156	168,259
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29		415	433,787
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46		85	90,770
4.600%	08/01/43		470	556,880
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37		10	13,770
Trinity Acquisition PLC,
Gtd. Notes
4.400%	03/15/26		185	196,773
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		2,090	2,158,805

				16,115,453

Internet — 0.3%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	(a)	875	912,759
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37		1,050	1,157,752
4.250%	08/22/57		5,850	6,744,343
Baidu, Inc. (China),
Sr. Unsec’d. Notes
4.375%	05/14/24		565	598,747
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23		1,576	1,601,689

				11,015,290

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	(a)	360	380,520
5.250%	08/05/20		30	30,764
Evraz PLC (Russia),
Sr. Unsec’d. Notes, 144A
5.250%	04/02/24		311	323,742
Novolipetsk Steel Via Steel Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
4.700%	05/30/26		343	349,920
Nucor Corp.,
Sr. Unsec’d. Notes
5.200%	08/01/43		275	327,102

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (continued)
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		1,756	$1,774,297
5.250%	04/15/23		50	50,875
5.500%	10/01/24		25	25,906
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(v)	252	259,626

				3,522,752

Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		50	51,500
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25		466	500,810

				552,310

Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20		25	25,406

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC,
Gtd. Notes
4.375%	04/05/22		2,195	2,279,705
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27		190	189,732
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		1,045	1,056,317

				3,525,754

Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		50	50,790
5.250%	09/30/22		97	98,465
5.750%	01/15/24		25	25,559
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		55	56,152
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%
4.229%(c)	02/01/24		33	33,136
Sr. Sec’d. Notes
4.500%	02/01/24		1,058	1,127,567
4.908%	07/23/25		1,548	1,680,576
5.375%	04/01/38		420	449,763
5.375%	05/01/47		130	137,175
6.384%	10/23/35		2,914	3,422,240
6.484%	10/23/45		1,070	1,260,790
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26		1,424	1,473,815
3.200%	07/15/36		3,170	3,079,091

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
3.300%	10/01/20		2,590	$2,625,507
3.400%	07/15/46		1,057	1,013,524
4.150%	10/15/28	(a)	60	66,129
4.250%	10/15/30		457	510,020
4.400%	08/15/35		216	240,584
4.600%	10/15/38		198	226,719
4.950%	10/15/58		415	506,565
5.650%	06/15/35		90	112,284
6.500%	11/15/35		495	670,850
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,299	2,330,738
3.350%	09/15/26		141	142,381
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24		848	880,112
3.950%	06/15/25		95	98,449
4.950%	05/15/42		95	95,985
5.200%	09/20/47	(a)	454	479,849
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19		53	53,199
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	(a)	355	377,595
4.709%	01/25/29	(a)	630	704,811
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.250%	05/24/49		516	535,353
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	—	(rr)	2,542	2,603,008
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		645	711,053
5.950%	04/01/41		620	814,212
6.400%	04/30/40		6	8,118
Prosus Nv (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27		3,690	3,941,621
Prosus NV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		7,359	7,573,132
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	07/15/24		279	285,495
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		194	253,041
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		869	885,159
4.500%	09/15/42		83	77,556
5.000%	02/01/20		610	618,021
5.500%	09/01/41		984	1,031,650
5.875%	11/15/40		415	448,910

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
6.550%	05/01/37	780	$901,212
6.750%	06/15/39	2,020	2,343,275
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	200	208,050
Viacom, Inc.,
Sr. Unsec’d. Notes
6.875%	04/30/36	500	633,520
Walt Disney Co. (The),
Gtd. Notes, 144A
5.400%	10/01/43	210	273,977
6.150%	03/01/37	760	1,032,545
6.200%	12/15/34	97	131,518
6.400%	12/15/35	844	1,150,840
6.650%	11/15/37	33	47,418
6.900%	08/15/39	45	66,321
Warner Media LLC,
Gtd. Notes
7.625%	04/15/31	315	420,082

			51,025,507

Metal Fabricate/Hardware — 0.0%
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	71	74,949

Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	1,145	1,169,582
4.875%	05/14/25	625	673,466
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	405	474,956
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42	262	289,335
5.000%	09/30/43	163	204,207
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	5,625	5,646,094
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	13	13,520
Largo Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
9.250%	06/01/21	55	57,607
Newmont Goldcorp Corp.,
Gtd. Notes
4.875%	03/15/42	5	5,595

			8,534,362

Miscellaneous Manufacturing — 0.2%
3M Co.,
Sr. Unsec’d. Notes
2.875%	10/15/27	245	246,891
Sr. Unsec’d. Notes, MTN
3.000%	08/07/25	580	597,306
3.375%	03/01/29	621	654,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22		50	$50,031
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		1,670	1,538,135
Sub. Notes, MTN
5.300%	02/11/21		625	647,538
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)	915	857,812
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.700%	06/14/24		885	895,686
Textron, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/27		465	476,279
3.900%	09/17/29		875	912,444

				6,876,622

Oil & Gas — 2.1%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36		2,000	944,901
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		490	470,400
5.375%	11/01/21		1,166	1,151,425
5.625%	06/01/23	(a)	401	387,045
BP Capital Markets America, Inc.,
Gtd. Notes
2.750%	05/10/23		760	768,349
3.017%	01/16/27		340	347,246
3.119%	05/04/26		770	784,667
3.410%	02/11/26		78	81,745
3.588%	04/14/27		146	153,247
3.790%	02/06/24		192	203,294
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.315%	02/13/20		2,755	2,754,311
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		603	506,520
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	146	140,890
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26		52	49,400
6.875%	04/01/27		248	250,480
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21		42	42,630
6.625%	08/15/20		100	100,750
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		1,010	1,037,915

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
4.375%	06/01/24		1,545	$1,636,369
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.950%	04/19/22		2,445	2,528,841
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		1,085	1,122,723
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24		712	732,070
4.500%	04/15/23	(a)	2,684	2,820,029
5.000%	09/15/22		1,071	1,079,789
CVR Refining LLC/Coffeyville Finance, Inc.,
Gtd. Notes
6.500%	11/01/22		50	50,975
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		15	15,388
5.850%	12/15/25		470	556,823
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24		480	493,800
5.375%	05/31/25		715	751,644
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21		4,320	4,574,275
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		157	162,691
Energen Corp.,
Sr. Unsec’d. Notes
4.625%	09/01/21		72	72,720
Ensco Rowan PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	(a)	670	499,150
5.750%	10/01/44		1,430	822,250
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		100	105,094
4.150%	01/15/26	(a)	170	185,124
Frontera Energy Corp. (Colombia),
Gtd. Notes, 144A
9.700%	06/25/23		252	268,380
Gran Tierra Energy, Inc. (Canada),
Gtd. Notes, 144A
7.750%	05/23/27		275	270,600
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21		165	134,063
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		420	466,334
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru),
Sr. Unsec’d. Notes, 144A
6.375%	06/01/28		1,425	1,588,162

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23		500	$539,358
4.750%	09/15/44		80	82,515
5.850%	12/15/45		225	248,206
Nabors Industries, Inc.,
Gtd. Notes
5.100%	09/15/23		6,805	6,005,412
5.500%	01/15/23	(a)	1,240	1,159,400
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
9.500%	05/15/23		265	273,261
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	(a)	267	262,995
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21		185	182,830
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22		62	59,601
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		7	1,834
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
8.375%	10/01/23	(a)	770	762,300
Pan American Energy LLC (Argentina),
Gtd. Notes, 144A
7.875%	05/07/21	(a)	1,803	1,868,704
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		79	80,185
6.250%	06/01/24		343	356,720
Petrobras Global Finance BV (Brazil),
Gtd. Notes
7.250%	03/17/44	(a)	1,192	1,333,264
8.750%	05/23/26		360	444,553
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		991	901,909
5.625%	01/23/46		774	623,457
6.375%	02/04/21	(a)	866	888,516
6.500%	03/13/27		6,397	6,316,398
Gtd. Notes, MTN
6.750%	09/21/47		87	77,474
6.875%	08/04/26		744	753,226
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26		471	407,741
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	725	697,813
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	490	429,975
5.000%	03/15/23	(a)	2,145	2,021,662

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
RNTR Seer Financing,
Term Loan
—%(p)	12/20/21	^	1,250	$1,250,000
Sable Permian Resources Land LLC/AEPB Finance Corp.,
Sr. Sec’d. Notes, 144A
13.000%	11/30/20		216	205,200
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	04/16/29		978	990,583
4.375%	04/16/49		2,490	2,525,121
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		435	435,891
3.250%	05/11/25		620	650,494
3.625%	08/21/42		440	454,128
4.125%	05/11/35		1,155	1,283,954
4.550%	08/12/43		320	374,822
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	(a)	835	766,113
5.625%	06/01/25	(a)	600	546,000
6.125%	11/15/22	(a)	725	719,563
Talos Production LLC/Talos Production Finance, Inc.,
Sec’d. Notes
11.000%	04/03/22		875	924,219
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		7,245	7,998,746
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		1,897	1,927,435
Transocean, Inc.,
Gtd. Notes, 144A
9.000%	07/15/23		345	367,425
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26		2,156	2,255,715
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26		534	544,537
3.650%	03/15/25		836	867,318
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		163	167,304

				83,146,386

Oil & Gas Services — 0.2%
Bristow Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	03/01/23	(d)(v)	1,040	1,008,800
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	(a)	3,510	3,680,344
5.000%	11/15/45		148	161,474
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
12.689%(s)	—	(rr)	37	314

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	1,507	$1,568,230
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	1,460	1,558,817
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	144	148,500

			8,126,479

Packaging & Containers — 0.1%
Graphic Packaging International LLC,
Gtd. Notes
4.750%	04/15/21	17	17,298
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	04/03/29	272	289,245
7.000%	04/03/49	2,320	2,452,936
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24	25	25,850

			2,785,329

Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	05/14/21	761	756,399
4.500%	05/14/35	2,210	2,279,821
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	3,218	3,339,552
4.550%	03/15/35	1,450	1,464,035
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	894	926,407
7.000%	03/15/24	268	284,777
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.850%	04/15/25	1,000	942,611
3.375%	07/15/24	264	265,467
3.375%	10/08/24	688	691,249
4.400%	07/15/44	394	367,549
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	08/01/42	113	105,760
Sr. Unsec’d. Notes, 144A
2.600%	05/16/22	364	368,620
3.200%	06/15/26	2,569	2,669,219
4.125%	06/15/39	175	188,722
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	1,325	1,429,496
4.800%	08/15/38	11	11,854
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	2,205	2,280,293

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
5.050%	03/25/48	4,665	$4,968,781
5.125%	07/20/45	2,058	2,194,682
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.150%	03/15/59	635	697,031
Express Scripts Holding Co.,
Gtd. Notes
3.050%	11/30/22	32	32,495
3.900%	02/15/22	545	563,157
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28	1,415	1,548,788
Johnson & Johnson,
Sr. Unsec’d. Notes
2.450%	03/01/26	332	333,817
3.625%	03/03/37	30	32,080
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.600%	09/15/42	135	138,005
3.700%	02/10/45	20	21,154
4.000%	03/07/49	240	266,782
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.100%	05/17/27	650	673,701
3.400%	05/06/24	650	683,528
4.400%	05/06/44	150	175,584
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.900%	03/15/39	5	5,404
4.000%	12/15/36	102	111,196
4.100%	09/15/38	305	336,387
4.400%	05/15/44	320	366,226
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	5,985	5,975,723
2.875%	09/23/23	580	585,670
3.200%	09/23/26	1,335	1,346,197
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.400%	11/26/23	200	214,292
5.000%	11/26/28	1,685	1,909,675
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20	172	170,495
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	99	98,703
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	945	1,252,736
6.450%	02/01/24	170	200,747

			43,274,867

Pipelines — 2.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
4.250%	12/01/27	3,418	3,610,474
5.200%	12/01/47	700	741,166

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
5.250%	01/15/25		60	$63,488
5.500%	10/15/19		3,080	3,094,319
6.375%	05/01/24		33	34,567
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29		275	287,016
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		36	40,095
7.000%	06/30/24		852	979,885
Cheniere Energy Partners LP,
Sr. Sec’d. Notes
5.250%	10/01/25		25	25,844
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20		487	493,696
Enbridge, Inc. (Canada),
Gtd. Notes
2.900%	07/15/22		442	448,512
3.700%	07/15/27	(a)	953	984,275
Sub. Notes
5.500%(ff)	07/15/77		850	821,916
Energy Transfer Operating LP,
Gtd. Notes
5.150%	02/01/43		660	663,712
5.875%	01/15/24	(a)	1,880	2,092,749
6.050%	06/01/41		5,734	6,420,161
6.125%	12/15/45		520	589,168
6.500%	02/01/42		2,355	2,783,942
7.500%	10/15/20		854	905,846
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22		1,305	1,387,243
Enterprise Products Operating LLC,
Gtd. Notes
3.500%	02/01/22		10	10,266
4.450%	02/15/43		749	782,172
4.850%	03/15/44		165	182,612
5.100%	02/15/45		326	372,639
Gtd. Notes, Series D
6.875%	03/01/33		107	143,354
Gtd. Notes, Series H
6.650%	10/15/34		440	581,554
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		8,225	8,742,807
5.000%	08/15/42		150	158,440
5.000%	03/01/43	(a)	380	398,444
5.800%	03/15/35		245	282,525
6.375%	03/01/41		165	199,344
6.500%	02/01/37		790	948,646
Gtd. Notes, MTN
6.950%	01/15/38		214	274,383
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		1,260	1,262,271
3.150%	01/15/23		2,070	2,105,677

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
4.300%	03/01/28	(a)	1,458	$1,562,705
5.050%	02/15/46		1,790	1,950,568
5.550%	06/01/45		145	167,783
Gtd. Notes, 144A
5.625%	11/15/23		335	370,931
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		200	208,850
4.125%	03/01/27		3,400	3,558,977
4.500%	04/15/38		140	141,345
4.875%	12/01/24		1,875	2,039,688
5.200%	03/01/47		184	197,773
5.500%	02/15/49		45	51,110
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		639	658,170
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27		1,560	1,633,320
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19		180	179,848
3.650%	06/01/22		150	153,637
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20		1,842	1,871,932
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		734	804,798
5.625%	04/15/23		1,096	1,193,731
5.625%	03/01/25		2,005	2,245,745
5.750%	05/15/24		2,010	2,235,306
5.875%	06/30/26		2,033	2,323,181
6.250%	03/15/22		100	108,546
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45		1,095	1,156,867
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.350%	05/15/45		371	385,828
5.400%	10/01/47		509	540,611
6.100%	02/15/42		150	166,099
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25		27	27,878
Gtd. Notes, 144A
6.500%	07/15/27		104	113,490
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28		705	716,423
4.150%	01/15/48		355	362,306
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.250%	05/15/28		455	491,888
4.875%	01/15/26		1,640	1,810,038

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
5.850%	03/15/36	231	$277,669
6.100%	06/01/40	844	1,044,020
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	990	1,033,285
4.450%	08/01/42	300	310,122
7.850%	02/01/26	509	649,892
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	2,948	3,312,078
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	280	283,641
4.650%	07/01/26	418	423,775
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	586	605,643
3.750%	06/15/27	300	309,739
4.550%	06/24/24	498	536,616
5.400%	03/04/44	135	149,041
5.750%	06/24/44	268	312,778
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	169	218,666

			81,809,545

Real Estate — 0.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	557	559,796
Forestar Group, Inc.,
Gtd. Notes, 144A
8.000%	04/15/24	1,379	1,446,226
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	68	59,585

			2,065,607

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23	330	333,201
3.125%	01/15/27	132	130,951
3.500%	01/31/23	208	214,726
5.000%	02/15/24	606	667,167
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	405	423,127
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.200%	09/01/24	1,425	1,455,206
3.400%	02/15/21	12	12,164
3.700%	06/15/26	1,140	1,183,905
4.000%	03/01/27	30	31,487
4.300%	02/15/29	225	243,134
4.875%	04/15/22	52	55,285
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22	103	105,704

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
5.375%	04/01/23		25	$25,500
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		50	51,187
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.375%	04/15/21		87	88,511
4.875%	11/01/20		1,289	1,311,377
5.250%	06/01/25		642	687,839
5.375%	11/01/23		25	26,804
Iron Mountain, Inc.,
Gtd. Notes
6.000%	08/15/23		28	28,770
Gtd. Notes, 144A
4.375%	06/01/21		50	50,500
iStar, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/21		3,530	3,591,775
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	(a)	454	489,185
PLA Administradora Industrial S de RL de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	11/10/22		349	362,087
Realty Income Corp.,
Sr. Unsec’d. Notes
4.125%	10/15/26		480	518,788
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
4.869%	01/15/30		296	297,998
6.390%	01/15/50		284	291,100

				12,677,478

Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	01/15/22		335	335,000
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	05/01/28		36	38,314
El Puerto de Liverpool SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	10/06/26		6,525	6,427,190
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.800%	09/14/27		239	242,421
2.950%	06/15/29		350	359,037
3.500%	09/15/56		250	246,763
3.900%	12/06/28		155	170,580
4.200%	04/01/43		90	100,079
4.500%	12/06/48		115	135,759
5.875%	12/16/36		648	859,826
5.950%	04/01/41		322	436,552
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	05/03/47		190	188,527
4.375%	09/15/45		820	854,402

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	05/01/43		497	$478,100
3.700%	01/30/26		860	914,235
3.700%	02/15/42		447	436,999
4.875%	12/09/45		1,103	1,266,311
6.300%	03/01/38		235	306,075
SACI Falabella (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23		2,270	2,326,773
4.375%	01/27/25		1,225	1,296,833
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26	(a)	3,015	3,043,739
4.800%	11/18/44		67	67,311
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29		1,134	1,195,575
3.550%	06/26/25		775	828,084
3.950%	06/28/38		1,014	1,129,416
4.000%	04/11/43		391	429,944

				24,113,845

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		2,800	2,851,616

Semiconductors — 0.9%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.500%	12/05/26		715	728,644
3.900%	12/15/25		127	134,145
5.300%	12/15/45		330	381,329
Applied Materials, Inc.,
Sr. Unsec’d. Notes
3.300%	04/01/27		1,290	1,339,639
4.350%	04/01/47	(a)	1,248	1,394,103
5.100%	10/01/35		565	684,686
5.850%	06/15/41		85	109,641
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21		800	793,053
2.375%	01/15/20		3,440	3,434,020
3.625%	01/15/24		765	772,245
3.875%	01/15/27		1,720	1,685,430
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		3,167	3,187,506
3.625%	10/15/24		3,020	3,035,012
4.250%	04/15/26		2,610	2,648,825
Intel Corp.,
Sr. Unsec’d. Notes
4.800%	10/01/41		495	584,157
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		1,455	1,457,684
4.100%	03/15/29		1,750	1,841,023

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
5.000%	03/15/49	620	$690,650
Lam Research Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/20	771	771,678
3.750%	03/15/26	845	889,094
4.875%	03/15/49	525	578,173
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23	1,690	1,762,250
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	1,815	1,856,569
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.875%	09/01/22	872	896,625
4.125%	06/01/21	1,830	1,872,273
4.625%	06/15/22	400	419,000
4.625%	06/01/23	1,115	1,175,322
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.875%	06/18/26	510	524,152
4.300%	06/18/29	615	633,991
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.650%	05/20/35	885	988,221
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/23	340	340,643
4.150%	05/15/48	220	249,621

			37,859,404

Software — 0.6%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27	1,815	1,834,410
CDK Global, Inc.,
Sr. Unsec’d. Notes
3.800%	10/15/19	400	400,500
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	2,220	2,246,297
3.625%	10/15/20	74	75,093
4.500%	08/15/46	25	26,343
4.750%	05/15/48	740	825,945
5.000%	10/15/25	250	280,656
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	720	726,417
3.200%	07/01/26	2,590	2,643,561
3.850%	06/01/25	270	285,778
4.200%	10/01/28	1,380	1,493,961
Microsoft Corp.,
Sr. Unsec’d. Notes
3.450%	08/08/36	2,395	2,534,286
3.500%	02/12/35	1,370	1,461,788
3.700%	08/08/46	2,300	2,485,924

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (continued)
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		134	$134,946
2.650%	07/15/26		890	894,071
3.250%	11/15/27		144	150,787
3.400%	07/08/24		670	702,179
3.800%	11/15/37		130	137,939
3.850%	07/15/36		225	238,702
3.900%	05/15/35		662	716,698
4.000%	07/15/46		1,070	1,147,172
4.125%	05/15/45		585	633,039

				22,076,492

Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25		482	499,946
4.125%	02/17/26		240	255,298
4.300%	02/15/30		4,551	4,871,009
4.350%	06/15/45		1,693	1,692,451
4.500%	05/15/35		949	993,420
4.500%	03/09/48		1,581	1,616,436
4.650%	06/01/44		280	288,935
4.750%	05/15/46		405	427,686
4.850%	07/15/45		1,130	1,207,655
5.150%	02/15/50		920	1,015,779
5.250%	03/01/37		1,910	2,143,596
5.450%	03/01/47	(a)	1,855	2,131,062
6.000%	08/15/40		1,120	1,331,134
Sr. Unsec’d. Notes, 144A
3.343%(s)	11/27/22		3,000	2,739,476
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		257	261,821
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25	(a)	1,935	1,953,822
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		572	590,647
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.950%	02/28/26		375	386,600
Colombia Telecomunicaciones SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.375%	09/27/22		1,434	1,456,657
Corning, Inc.,
Sr. Unsec’d. Notes
3.700%	11/15/23		135	140,771
4.375%	11/15/57		285	277,153
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
4.375%	06/21/28		170	185,243
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22		201	44,243

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23			200	$112,000
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/26			205	216,482
Intelsat Connect Finance SA (Luxembourg),
Gtd. Notes, 144A
9.500%	02/15/23			111	98,235
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.000%	02/15/24			25	26,063
Juniper Networks, Inc.,
Sr. Unsec’d. Notes
3.300%	06/15/20			820	824,823
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	08/15/22			822	823,027
5.625%	02/01/23			394	398,909
6.125%	01/15/21			80	80,400
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/26			1,185	1,291,531
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25			648	669,060
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
3.250%	02/21/23			3,775	3,816,865
3.875%	01/31/28	(a)		900	933,750
Saudi Telecom Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.890%	05/13/29			273	281,763
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20			170	174,250
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24			25	26,507
7.875%	09/15/23			50	54,312
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			1,401	1,400,989
Telefonica del Peru SAA (Peru),
Sr. Unsec’d. Notes, 144A
7.375%	04/10/27		PEN	500	161,337
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21			7,554	7,915,445
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
3.073%(c)	05/22/20			2,015	2,022,663
Sr. Unsec’d. Notes
4.125%	03/16/27			7,218	7,850,194
4.125%	08/15/46			275	287,069

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
4.272%	01/15/36		3,612	$3,912,167
4.500%	08/10/33		1,975	2,224,970
4.862%	08/21/46		276	321,344
5.250%	03/16/37		826	988,005
Vodafone Group PLC (United Kingdom),
Jr. Sub. Notes
7.000%(ff)	04/04/79		1,645	1,776,403
Sr. Unsec’d. Notes
3.750%	01/16/24		1,163	1,215,961
4.125%	05/30/25	(a)	705	749,578
5.250%	05/30/48		615	678,893
6.150%	02/27/37		1,000	1,214,795

				69,058,630

Transportation — 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.000%	04/01/25		100	102,917
4.150%	04/01/45		601	671,647
4.150%	12/15/48		39	44,104
4.375%	09/01/42		120	135,934
4.550%	09/01/44		156	180,845
5.050%	03/01/41		163	197,705
5.150%	09/01/43		170	211,246
5.750%	05/01/40		660	869,940
6.150%	05/01/37		188	252,725
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50		100	103,191
4.250%	03/15/29		170	189,343
4.250%	11/01/66		507	522,614
4.750%	11/15/48		220	255,910
6.150%	05/01/37		145	187,224
FedEx Corp.,
Gtd. Notes
3.875%	08/01/42		2,059	1,933,821
3.900%	02/01/35		321	322,675
4.100%	04/15/43		80	77,145
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		1,140	1,157,100
3.650%	08/01/25		455	479,778
3.950%	10/01/42		74	76,311
4.050%	08/15/52		463	482,593
4.100%	05/15/49		95	101,285
4.450%	06/15/45		165	183,606
Rumo Luxembourg Sarl (Brazil),
Sr. Unsec’d. Notes, 144A
5.875%	01/18/25		397	420,929
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.450%	11/15/21		82	83,789
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	03/01/26		960	964,467
3.150%	03/01/24		275	283,558
3.375%	02/01/35		376	374,223

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (continued)
3.600%	09/15/37	1,431	$1,454,148
3.799%	10/01/51	112	112,574
3.875%	02/01/55	831	831,472
4.150%	01/15/45	105	110,908
4.375%	09/10/38	59	65,364
4.750%	09/15/41	215	244,672
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.350%	05/16/22	5	5,030
2.500%	04/01/23	67	67,722
3.400%	03/15/29	795	840,465
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	20	20,400

			14,619,380

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	821	820,258
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	11/15/26	1,109	1,107,944
4.200%	04/01/27	676	702,675

			2,630,877

TOTAL CORPORATE BONDS (cost $1,229,172,951)			1,272,263,295

MUNICIPAL BONDS — 3.4%
Arizona — 0.1%
Arizona Health Facilities Authority,
Revenue Bonds, 3 Month LIBOR + 0.670%
2.546%(c)	01/01/37	360	353,279
Arizona State University,
Revenue Bonds, Series B
5.000%	07/01/43	190	225,439
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
5.000%	01/01/36	300	368,523
Revenue Bonds, Series A
5.000%	12/01/45	1,060	1,223,261

			2,170,502

California — 0.7%
Bay Area Toll Authority,
Revenue Bonds, BABs
7.043%	04/01/50	2,480	4,002,894
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	820	1,182,063
California Health Facilities Financing Authority,
Revenue Bonds, Series A
5.000%	08/15/33	290	350,636
5.000%	08/15/47	280	326,147
Revenue Bonds, Series A2
5.000%	11/01/47	260	370,237
California Pollution Control Financing Authority,
Revenue Bonds
5.000%	11/21/45	260	277,571

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (continued)
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.605%	10/01/40	300	$468,741
Contra Costa Community College District, General Obligation Unlimited, BABs
6.504%	08/01/34	165	221,151
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.600%	08/01/42	1,015	1,516,572
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	225	354,299
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	1,150	1,468,055
Orange County Local Transportation Authority,
Revenue Bonds, BABs, Series A
6.908%	02/15/41	730	1,035,666
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, Series L
5.000%	05/15/47	260	300,271
Revenue Bonds, BABs
6.583%	05/15/49	740	1,060,827
Sacramento County Sanitation Districts Financing Authority,
Revenue Bonds, 3 Month LIBOR + 0.530%
2.219%(c)	12/01/35	1,380	1,359,535
San Diego County Regional Airport Authority,
Revenue Bonds
5.000%	07/01/47	270	320,139
San Diego Public Facilities Financing Authority,
Revenue Bonds, Series A
5.000%	05/15/39	275	326,494
San Francisco City & County Airport Comm-San Francisco International Airport,
Revenue Bonds, Series B
5.000%	05/01/46	560	643,462
San Jose Redevelopment Agency Successor Agency,
Taxable, Refunding, Series A-T
2.958%	08/01/24	695	719,853
State of California,
General Obligation Unlimited
4.600%	04/01/38	2,115	2,309,495
5.000%	10/01/25	610	742,767
General Obligation Unlimited, Series B
2.650%	04/01/26	1,660	1,700,554
General Obligation Unlimited, BABs
7.300%	10/01/39	495	744,059
7.350%	11/01/39	180	272,158
7.500%	04/01/34	1,515	2,286,741
7.550%	04/01/39	305	482,852
University of California,
Revenue Bonds
3.063%	07/01/25	390	404,988
3.349%	07/01/29	1,345	1,425,673
4.601%	05/15/31	385	439,454

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (continued)
Revenue Bonds, Series AQ
4.767%	05/15/2115	152	$179,023

			27,292,377

Colorado — 0.1%
City & County of Denver Co.,
Revenue Bonds, Series A
5.000%	08/01/44	480	561,101
5.000%	08/01/48	350	408,881
City of Aurora Co. Water Revenue,
Revenue Bonds
5.000%	08/01/41	580	683,779
5.000%	08/01/46	670	786,734
Colorado Health Facilities Authority,
Revenue Bonds, Series A
5.250%	02/01/31	190	200,558
Weld County School District No RE-4,
General Obligation Unlimited
5.250%	12/01/41	330	395,789

			3,036,842

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority,
Revenue Bonds
5.000%	07/01/45	380	414,873
Revenue Bonds, Series L
5.000%	07/01/45	560	629,199
State of Connecticut,
General Obligation Unlimited, Series A
2.990%	01/15/23	585	596,519
3.310%	01/15/26	845	886,253
5.850%	03/15/32	950	1,221,814
General Obligation Unlimited, BABs, Series D
5.090%	10/01/30	1,310	1,510,377

			5,259,035

District of Columbia — 0.0%
Metropolitan Washington Airports Authority,
Revenue Bonds
5.000%	10/01/32	520	615,331
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
Revenue Bonds, BABs
7.462%	10/01/46	285	451,742
Washington Metropolitan Area Transit Authority,
Revenue Bonds, Series B
5.000%	07/01/36	180	216,661

			1,283,734

Florida — 0.2%
Canaveral Port Authority,
Revenue Bonds, Series A
5.000%	06/01/45	320	370,269
Revenue Bonds, Series B
5.000%	06/01/48	320	378,272
City of Tampa FL,
Revenue Bonds, Series A
5.000%	11/15/46	2,910	3,350,312

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Florida (continued)
County of Miami-Dade FL Aviation Revenue,
Revenue Bonds
4.062%	10/01/31	280	$304,970
5.000%	10/01/40	280	327,452
Revenue Bonds, Series A
5.000%	10/01/38	435	495,604
Revenue Bonds, Series D
3.354%	10/01/29	115	120,427
3.454%	10/01/30	205	213,614
3.504%	10/01/31	195	202,381
Miami-Dade County Educational Facilities Authority,
Revenue Bonds, Series A
5.000%	04/01/53	300	348,189
Putnam County Development Authority,
Revenue Bonds
5.000%	03/15/42	500	583,620
Sumter Landing Community Development District,
Revenue Bonds
4.172%	10/01/47	240	265,135

			6,960,245

Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue,
Revenue Bonds
5.000%	11/01/40	150	173,431
5.000%	11/01/41	260	313,004
Metropolitan Atlanta Rapid Transit Authority,
Revenue Bonds, Series A
4.000%	07/01/25	240	275,556
5.000%	07/01/41	430	497,561
Revenue Bonds, Series B
5.000%	07/01/45	230	269,427
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	363	436,119

			1,965,098

Idaho — 0.0%
Idaho Health Facilities Authority,
Revenue Bonds
5.000%	12/01/47	200	234,592

Illinois — 0.2%
State of Illinois,
General Obligation Unlimited
5.000%	11/01/24	720	813,082
5.000%	12/01/24	140	158,334
5.100%	06/01/33	3,475	3,659,453
General Obligation Unlimited, Series A
5.000%	05/01/20	230	236,228
General Obligation Unlimited, Series D
5.000%	11/01/22	120	131,308
5.000%	11/01/25	1,940	2,205,508
5.000%	11/01/26	630	723,322

			7,927,235

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Indiana — 0.1%
Indiana Finance Authority,
Revenue Bonds
5.000%	10/01/45	540	$612,387
5.000%	10/01/46	1,605	1,857,900
Indiana Housing & Community Development Authority,
Revenue Bonds, Series A
3.800%	07/01/38	150	159,375

			2,629,662

Kentucky — 0.0%
Kentucky Turnpike Authority,
Revenue Bonds
5.000%	07/01/20	230	238,078
Louisville & Jefferson County Metropolitan Sewer District,
Revenue Bonds
5.000%	05/15/25	320	382,928

			621,006

Louisiana — 0.0%
Louisiana Public Facilities Authority,
Revenue Bonds
5.000%	07/01/48	210	247,714
New Orleans Aviation Board,
Revenue Bonds
5.000%	01/01/40	310	344,983

			592,697

Maryland — 0.0%
Maryland Stadium Authority,
Revenue Bonds
5.000%	05/01/41	260	302,055

Massachusetts — 0.1%
Massachusetts Bay Transportation Authority,
Revenue Bonds
5.000%	07/01/39	190	227,947
5.000%	07/01/40	200	239,262
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/01/47	290	335,049
Revenue Bonds, Series J2
5.000%	07/01/43	380	442,776
5.000%	07/01/48	380	440,830
5.000%	07/01/53	410	473,226
Massachusetts Educational Financing Authority,
Revenue Bonds, Series A
5.000%	01/01/22	250	269,888
Massachusetts Housing Finance Agency,
Revenue Bonds, Series A
4.500%	12/01/48	185	196,786
Revenue Bonds, Series B
4.500%	12/01/39	155	161,935
4.600%	12/01/44	160	167,678
Massachusetts Port Authority,
Revenue Bonds, Series B
5.000%	07/01/43	260	299,317

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Massachusetts (continued)
Massachusetts Water Resources Authority,
Revenue Bonds
5.000%	08/01/40	150	$177,824

			3,432,518

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Revenue Bonds
5.250%	07/01/33	300	361,740
Michigan Finance Authority,
Revenue Bonds
5.000%	11/15/41	190	219,602
Revenue Bonds, Series A1
2.862%(cc)	09/01/49	1,010	1,019,767
Royal Oak Hospital Finance Authority,
Revenue Bonds
5.000%	09/01/39	260	287,812

			1,888,921

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority,
Revenue Bonds
5.000%	09/01/46	360	399,751

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds
3.086%	09/15/51	850	792,650
3.651%	01/15/46	95	99,342
5.000%	11/15/29	210	249,247
Kansas City Industrial Development Authority,
Revenue Bonds, Series B
5.000%	03/01/49	750	885,847
Metropolitan St Louis Sewer District,
Revenue Bonds
5.000%	05/01/42	410	488,023
Revenue Bonds, Series A
5.000%	05/01/47	370	438,628

			2,953,737

Nebraska — 0.0%
Public Power Generation Agency,
Revenue Bonds
5.000%	01/01/35	210	244,364

Nevada — 0.1%
County of Clark Department of Aviation,
Revenue Bonds, Series B
5.000%	07/01/32	130	164,450
5.000%	07/01/33	130	163,637
5.000%	07/01/35	270	337,095
5.000%	07/01/40	140	171,921
5.000%	07/01/41	350	428,365
5.000%	07/01/42	460	561,605
Las Vegas Valley Water District,
General Obligation Ltd., Series A
5.000%	06/01/46	170	197,474

			2,024,547

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds
5.000%	06/15/29	230	$269,043
Revenue Bonds, BABs
5.754%	12/15/28	535	615,673
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	530	819,883

			1,704,599

New York — 0.5%
City of New York NY,
General Obligation Unlimited, Series D2
3.760%	12/01/27	440	479,433
Dutchess County Local Development Corp.,
Revenue Bonds
5.000%	07/01/46	600	683,508
Metropolitan Transportation Authority,
Revenue Bonds, Series A1
5.000%	11/15/45	150	170,379
Revenue Bonds, Series B
5.000%	05/15/22	1,650	1,815,215
5.000%	11/15/52	550	654,071
Revenue Bonds, BABs, Series E
6.814%	11/15/40	290	408,288
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	305	426,317
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
3.600%	02/01/25	1,410	1,493,684
3.650%	11/01/24	645	679,740
3.750%	11/01/25	645	679,404
5.000%	05/01/36	220	260,691
Revenue Bonds, Series B3
3.900%	08/01/31	830	896,740
Revenue Bonds, Series C3
3.350%	11/01/30	990	1,056,627
Revenue Bonds, Series C4
3.550%	05/01/25	830	886,100
Revenue Bonds, Series F2
3.050%	05/01/27	975	1,009,925
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43	285	379,631
5.750%	06/15/41	345	482,572
5.882%	06/15/44	220	310,752
New York Convention Center Development Corp.,
Revenue Bonds
5.000%	11/15/40	210	245,351
Revenue Bonds, Series A
5.000%	11/15/46	540	633,042
New York State Dormitory Authority,
Revenue Bonds
5.000%	02/15/36	370	445,972
5.000%	02/15/37	220	264,328
5.000%	02/15/38	200	239,632

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (continued)
5.000%	02/15/40	240	$286,234
Revenue Bonds, BABs, Series H
5.389%	03/15/40	430	534,752
New York State Urban Development Corp.,
Revenue Bonds
3.320%	03/15/29	750	791,880
Revenue Bonds, Series B
3.120%	03/15/25	575	599,535
New York Transportation Development Corp.,
Revenue Bonds
5.000%	07/01/46	190	208,565
5.250%	01/01/50	1,480	1,638,967
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	775	927,357
4.960%	08/01/46	570	727,890
5.000%	11/15/47	170	199,971
5.647%	11/01/40	455	601,651
TSASC, Inc.,
Revenue Bonds, Series A
5.000%	06/01/41	340	370,219

			21,488,423

North Carolina — 0.0%
North Carolina Department of Transportation,
Revenue Bonds
5.000%	06/30/54	500	545,630
North Carolina Turnpike Authority,
Revenue Bonds
5.000%	01/01/35	220	267,036

			812,666

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds
7.834%	02/15/41	240	380,400
Revenue Bonds, BABs, Series B
6.449%	02/15/44	205	288,931
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/47	1,250	1,223,413
JobsOhio Beverage System,
Revenue Bonds
3.985%	01/01/29	780	849,030
Ohio Turnpike & Infrastructure Commission,
Revenue Bonds, Series A1
5.000%	02/15/48	310	339,056
State of Ohio,
General Obligation Unlimited, Series A
5.000%	05/01/36	580	674,581
5.000%	05/01/37	440	510,492

			4,265,903

Oregon — 0.2%
Oregon School Boards Association,
General Obligation Ltd.
4.759%	06/30/28	1,615	1,799,692

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Oregon (continued)
General Obligation Ltd., Series B
5.550%	06/30/28		1,150	$1,363,877
5.680%	06/30/28		820	988,559
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27		1,300	1,571,115
University of Oregon,
Revenue Bonds
5.000%	04/01/46		220	256,586

				5,979,829

Pennsylvania — 0.2%
Berks County Industrial Development Authority,
Revenue Bonds
5.000%	11/01/47		290	332,291
5.000%	11/01/50		270	308,626
Commonwealth Financing Authority,
Revenue Bonds
4.144%	06/01/38		430	465,784
Revenue Bonds, Series A
3.807%	06/01/41		1,785	1,872,626
3.864%	06/01/38		425	446,875
DuBois Hospital Authority,
Revenue Bonds
5.000%	07/15/43		220	253,972
Pennsylvania Economic Development Financing Authority,
Revenue Bonds
5.000%	06/30/23		1,235	1,366,676
5.000%	12/31/38		210	237,886
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/46		200	229,478
5.000%	12/01/48		450	533,133
Revenue Bonds, Series B1
5.250%	06/01/47		380	440,994

				6,488,341

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	(d)	2,975	1,539,562

South Carolina — 0.1%
City of Columbia SC Waterworks & Sewer System Revenue,
Revenue Bonds
5.000%	02/01/42		220	265,593
Lexington County Health Services District, Inc.,
Revenue Bonds
5.000%	11/01/41		180	205,578
South Carolina Ports Authority,
Revenue Bonds
5.000%	07/01/55		160	185,493
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23		1,391	1,379,162
Spartanburg County School District No 7,
General Obligation Unlimited, Series B
5.000%	03/01/48		100	121,305

				2,157,131

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board,
Revenue Bonds
5.000%	07/01/40	160	$184,437
5.000%	07/01/46	400	457,312
Tennessee Housing Development Agency,
Revenue Bonds
3.750%	07/01/38	160	169,733
3.850%	07/01/43	70	73,538
3.950%	01/01/49	60	63,154

			948,174

Texas — 0.2%
Aldine Independent School District,
General Obligation Unlimited
5.000%	02/15/43	160	190,746
Central Texas Regional Mobility Authority,
Revenue Bonds
5.000%	01/01/46	200	225,738
Revenue Bonds, Series A
5.000%	01/01/45	200	224,304
City of Austin TX Water & Wastewater System Revenue,
Revenue Bonds
5.000%	11/15/43	280	317,750
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds
5.000%	02/01/48	135	148,570
Revenue Bonds, BABs
5.808%	02/01/41	565	776,344
Dallas Area Rapid Transit,
Revenue Bonds, Series A
5.000%	12/01/41	400	463,576
5.000%	12/01/46	540	623,608
Grand Parkway Transportation Corp.,
Revenue Bonds
5.000%	10/01/43	500	595,350
Matagorda County Navigation District No 1,
Revenue Bonds
2.600%	11/01/29	440	445,179
Mesquite Independent School District,
General Obligation Unlimited, Series B
5.000%	08/15/42	340	398,701
New Hope Cultural Education Facilities Finance Corp.,
Revenue Bonds
5.000%	08/15/47	240	280,699
San Antonio Water System,
Revenue Bonds, Series B
5.000%	05/15/39	250	288,160
State of Texas,
General Obligation Unlimited
5.000%	04/01/40	220	258,111
5.000%	04/01/43	350	409,258
Texas A&M University,
Revenue Bonds
2.836%	05/15/27	470	481,407
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue Bonds
6.250%	12/15/26	160	186,954

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp.,
Revenue Bonds
5.000%	12/31/55	140	$153,867
Texas Water Development Board,
Revenue Bonds, Series A
5.000%	04/15/23	545	618,144
University of Houston,
Revenue Bonds, Series A
5.000%	02/15/36	600	702,468
University of Texas System (The),
Revenue Bonds
5.000%	08/15/39	270	336,290

			8,125,224

Utah — 0.0%
Salt Lake City Corp. Airport Revenue,
Revenue Bonds
5.000%	07/01/47	625	723,350
Revenue Bonds, Series B
5.000%	07/01/47	250	294,237

			1,017,587

Virginia — 0.0%
Chesapeake Bay Bridge & Tunnel District,
Revenue Bonds
5.000%	07/01/41	210	246,158
5.000%	07/01/51	175	197,307
Tobacco Settlement Financing Corp.,
Revenue Bonds
6.706%	06/01/46	155	146,218
Virginia Small Business Financing Authority,
Revenue Bonds
5.000%	12/31/52	400	449,832

			1,039,515

Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, Series S1
5.000%	11/01/50	290	331,789
Grant County Public Utility District No 2,
Revenue Bonds
4.584%	01/01/40	160	188,299
Port of Seattle WA,
Revenue Bonds, Series A
5.000%	05/01/43	150	173,295
State of Washington,
General Obligation Unlimited
5.000%	08/01/40	220	262,132
5.000%	08/01/41	240	285,355
General Obligation Unlimited, Series 1
5.000%	08/01/40	540	623,927
General Obligation Unlimited, Series D
5.000%	02/01/41	360	424,210
Washington State Convention Center Public Facilities District,
Revenue Bonds
5.000%	07/01/58	320	369,894

			2,658,901

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
West Virginia — 0.1%
State of West Virginia,
General Obligation Unlimited, Series B
5.000%	12/01/40	130	$157,702
Tobacco Settlement Finance Authority,
Revenue Bonds, Series A
7.467%	06/01/47	695	701,186
West Virginia Hospital Finance Authority,
Revenue Bonds
5.000%	06/01/20	240	247,325
5.000%	06/01/21	240	255,223
5.000%	06/01/22	260	284,705
5.000%	06/01/23	215	241,623
5.000%	06/01/24	230	265,142

			2,152,906

Wisconsin — 0.0%
State of Wisconsin,
General Obligation Unlimited, Series B
5.000%	05/01/36	290	337,984
5.000%	05/01/38	290	335,460
Revenue Bonds
3.154%	05/01/27	405	423,654
Revenue Bonds, Series A
5.000%	05/01/25	300	359,586
Wisconsin Health & Educational Facilities Authority,
Revenue Bonds
5.000%	12/15/44	180	198,981

			1,655,665

TOTAL MUNICIPAL BONDS (cost $127,746,301)			133,253,344

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.2%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
4.446%(cc)	09/25/35	980	938,704
Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.500%	05/25/36	366	286,242
Series 2006-17T1, Class A1
6.250%	06/25/36	2,164	1,425,062
Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230%
2.634%(c)	11/25/36	322	261,711
Series 2007-3T1, Class 1A1
6.000%	04/25/37	84	60,129
Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180%
2.584%(c)	05/25/47	2,418	2,335,399
American Home Mortgage Assets Trust,
Series 2006-05, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.920%
3.424%(c)	11/25/46	149	74,343
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.700%
3.204%(c)	02/25/47	207	128,449
APS Resecuritization Trust,
Series 2016-03, Class 3A, 144A, 1 Month LIBOR + 2.850%
5.254%(c)	09/27/46	1,561	1,610,419

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-03, Class 4A, 144A, 1 Month LIBOR + 2.600%
5.004%(c)	04/27/47	351	$356,949
BCAP LLC Trust,
Series 2011-RR05, Class 12A1, 144A
4.935%(cc)	03/26/37	699	707,702
Bear Stearns ARM Trust,
Series 2004-03, Class 1A1
4.314%(cc)	07/25/34	382	374,403
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
4.284%(cc)	01/26/36	1,823	1,610,592
Chase Mortgage Finance Trust,
Series 2007-S06, Class 1A1
6.000%	12/25/37	5,278	3,901,078
CIM Trust,
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	352	352,018
Series 2019-INV01, Class A1, 144A
4.000%(cc)	02/25/49	1,047	1,071,929
Credit Suisse Mortgage Trust,
Series 2007-01, Class 5A13
6.000%	02/25/37	2,207	1,943,614
Series 2014-09R, Class 9A1, 144A, 1 Month LIBOR + 0.120%
2.550%(c)	08/27/36	385	372,903
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350% (Cap 6.250%, Floor 1.350%)
3.754%(c)	11/25/35	260	82,817
CSMC Mortgage-Backed Trust,
Series 2019-RPL04, Class A1, 144A
3.830%	08/26/58	1,020	1,029,540
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA04, Class A2A, 1 Month LIBOR + 0.170%
2.574%(c)	08/25/47	295	202,737
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB03, Class A3
6.510%(cc)	07/25/36	137	128,169
Fannie Mae REMIC Trust,
Series 2003-W01, Class 1A1
5.349%(cc)	12/25/42	260	281,835
Fannie Mae REMICS,
Series 2003-25, Class KP
5.000%	04/25/33	495	543,098
Series 2004-92, Class F, 1 Month LIBOR + 0.300% (Cap 7.000%, Floor 0.300%)
2.704%(c)	08/25/34	126	125,953
Series 2004-96, Class QD
5.500%	12/25/34	2,000	2,303,354
Series 2005-59, Class DQ, 1 Month LIBOR x (2.500) + 17.000%
10.989%(c)	05/25/35	455	503,039
Series 2006-118, Class A1, 1 Month LIBOR + 0.060%
2.537%(c)	12/25/36	275	273,624
Series 2007-73, Class A1, 1 Month LIBOR + 0.060%
2.757%(c)	07/25/37	951	935,200
Series 2008-15, Class AS, 1 Month LIBOR x (5.000) + 33.000%
20.978%(c)	08/25/36	568	938,130

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2010-95, Class FB, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
2.804%(c)	09/25/40	1,021	$1,023,190
Series 2011-84, Class PZ
5.250%	09/25/41	3,001	3,507,174
Series 2012-03, Class FP, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
2.804%(c)	03/25/39	235	235,209
Series 2012-112, Class DA
3.000%	10/25/42	5,664	5,771,580
Series 2012-128, Class MP
2.500%	11/25/42	1,715	1,698,769
Series 2012-93, Class PY
2.500%	09/25/42	597	543,941
Series 2013-10, Class BV
3.000%	11/25/31	781	826,008
Series 2015-22, Class DY
3.000%	04/25/45	1,402	1,397,269
Series 2015-66, Class CL
3.500%	07/25/41	944	983,711
Series 2016-26, Class KL, 1 Month LIBOR x (4.500) + 18.000%
4.500%(c)	11/25/42	1,739	1,843,689
Series 2016-32, Class GT, 1 Month LIBOR x (4.500) + 18.000%
4.500%(c)	01/25/43	1,599	1,644,432
Series 2017-82, Class FG, 1 Month LIBOR + 0.250% (Cap 6.500%, Floor 0.250%)
2.654%(c)	11/25/32	749	745,455
Federal Agricultural Mortgage Corp.,
Series 2017-01, Class A2, 144A
3.730%(cc)	03/25/47	2,059	2,086,429
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400%
3.904%(c)	07/25/44	996	1,023,546
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200%
3.704%(c)	10/25/44	1,538	1,552,753
Series T-75, Class A1, 1 Month LIBOR + 0.040%
2.470%(c)	12/25/36	229	229,008
Freddie Mac REMICS,
Series 3708, Class PL
4.500%	08/15/40	1,454	1,628,267
Series 3785, Class LS, 1 Month LIBOR x (2.000) + 9.900%
5.112%(c)	01/15/41	1,626	1,899,380
Series 4059, Class DY
3.500%	06/15/42	5,075	5,397,140
Series 4068, Class ME
4.000%	06/15/42	500	553,657
Series 4238, Class FD, 1 Month LIBOR + 0.300% (Cap 7.000%, Floor 0.300%)
2.694%(c)	02/15/42	1,874	1,876,360
Series 4401, Class BL
3.500%	10/15/34	10,000	10,739,935
Series 4480, Class NB
3.500%	06/15/45	1,000	1,063,454

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4493, Class SM, 1 Month LIBOR x (1.500) + 6.000%
2.409%(c)	07/15/45	1,425	$1,441,021
Series 4621, Class KB
2.500%	10/15/46	1,441	1,340,752
Series 4818, Class DC
3.500%	06/15/48	10,222	10,800,490
Freddie Mac Strips,
Series 353, Class 300
3.000%	12/15/46	8,708	8,895,319
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN01, Class B, 1 Month LIBOR + 11.500%
13.904%(c)	01/25/25	238	332,809
Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950%
10.354%(c)	05/25/25	243	295,884
Series 2017-DNA03, Class B1, 1 Month LIBOR + 4.450%
6.854%(c)	03/25/30	250	270,843
Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450%
4.854%(c)	12/25/42	246	248,864
Government National Mortgage Assoc.,
Series 2004-02, Class FH, 1 Month LIBOR + 0.300% (Cap 7.500%, Floor 0.300%)
2.694%(c)	01/16/34	1,149	1,149,570
Series 2010-H03, Class FA, 1 Month LIBOR + 0.550%
2.978%(c)	03/20/60	261	261,200
Series 2012-H08, Class FA, 1 Month LIBOR + 0.600%
3.067%(c)	01/20/62	7,354	7,374,362
Series 2012-H08, Class FB, 1 Month LIBOR + 0.600% (Cap 11.000%, Floor 0.600%)
3.067%(c)	03/20/62	4,001	4,010,593
Series 2012-H10, Class FA, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
3.017%(c)	12/20/61	870	871,335
Series 2012-H20, Class BA, 1 Month LIBOR + 0.560% (Cap 10.500%, Floor 0.560%)
3.027%(c)	09/20/62	5,458	5,466,944
Series 2012-H26, Class BA, 1 Month LIBOR + 0.350% (Cap 10.500%, Floor 0.350%)
2.817%(c)	10/20/62	253	251,744
Series 2012-H29, Class FA, 1 Month LIBOR + 0.515% (Cap 11.500%, Floor 0.515%)
2.982%(c)	10/20/62	1,053	1,053,421
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
2.807%(c)	12/20/62	1,262	1,257,182
Series 2013-H08, Class BF, 1 Month LIBOR + 0.400%
2.867%(c)	03/20/63	741	738,899
Series 2013-H11, Class JA
3.500%	04/20/63	2,560	2,578,608
Series 2013-H14, Class FD, 1 Month LIBOR + 0.470%
2.937%(c)	06/20/63	1,912	1,912,080
Series 2013-H18, Class EA, 1 Month LIBOR + 0.500% (Cap 10.190%, Floor 0.500%)
2.967%(c)	07/20/63	2,167	2,167,682
Series 2013-H18, Class FA, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.967%(c)	06/20/63	3,505	3,506,764

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-H05, Class FB, 1 Month LIBOR + 0.600% (Cap 11.000%, Floor 0.600%)
3.067%(c)	12/20/63	3,508	$3,518,431
Series 2014-H11, Class VA, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.967%(c)	06/20/64	2,591	2,592,258
Series 2014-H17, Class FC, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.967%(c)	07/20/64	894	894,771
Series 2014-H20, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.400% (Cap 15.000%, Floor 0.500%)
2.830%(c)	04/20/58	2,721	2,730,623
Series 2015-H05, Class FA, 1 Month LIBOR + 0.300%
2.767%(c)	04/20/61	71	71,126
Series 2015-H10, Class JA
2.250%	04/20/65	3,441	3,379,011
Series 2015-H11, Class FA, 1 Month LIBOR + 0.250%
2.717%(c)	04/20/65	74	74,127
Series 2016-H01, Class AI
1.780%(cc)	01/20/66	7,574	644,487
Series 2016-H01, Class HZ
4.520%(cc)	10/20/65	1,166	1,283,914
Series 2016-H19, Class FC, 1 Month LIBOR + 0.400%
2.867%(c)	08/20/66	744	743,887
Series 2016-H19, Class FE, 1 Month LIBOR + 0.370%
2.837%(c)	06/20/61	50	50,353
Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400%
2.867%(c)	09/20/63	807	806,617
Series 2017-H14, Class FK, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.200% (Cap 15.000%, Floor 0.200%)
2.630%(c)	05/20/67	1,524	1,522,963
Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200%
2.667%(c)	10/20/64	284	283,270
Series 2018-H14, Class FG, 1 Month LIBOR + 0.350% (Cap 11.000%, Floor 0.350%)
2.817%(c)	09/20/68	940	938,914
Series 2019-44, Class CI
5.000%	04/20/49	14,973	1,597,106
Series 2019-H01, Class FT, 1 Month LIBOR + 0.400% (Cap 16.167%, Floor 0.400%)
2.867%(c)	10/20/68	18,628	18,601,954
Series 2019-H04, Class DZ
4.337%(cc)	03/20/69	8,613	10,117,538
Series 2019-H05, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.430% (Cap 12.000%, Floor 0.430%)
2.830%(c)	04/20/69	35,623	35,642,600
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
5.213%(cc)	10/25/33	399	403,999
GSR Mortgage Loan Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.220%
2.624%(c)	08/25/46	3,002	1,207,580
IndyMac INDX Mortgage Loan Trust,
Series 2007-AR19, Class 3A1
3.745%(cc)	09/25/37	521	372,640

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Alternative Loan Trust,
Series 2008-R04, Class 1A1, 144A
6.000%	12/27/36	2,172	$1,779,441
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770%
3.295%(c)	12/22/69	2,265	2,277,193
LSTAR Securities Investment Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.700%
4.140%(c)	03/01/24	698	698,931
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.940%(c)	04/01/24	788	787,535
Merrill Lynch Mortgage Investors Trust,
Series 2003-A03, Class 1A
4.602%(cc)	05/25/33	966	982,154
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 144A, 1 Month LIBOR + 0.340%
2.780%(c)	04/16/36	2,172	1,897,093
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	408	424,293
Series 2019-RPL01, Class A1, 144A
4.335%	02/26/24	1,216	1,233,330
OBX Trust,
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	1,926	1,961,177
Reperforming Loan REMIC Trust,
Series 2005-R03, Class AF, 144A, 1 Month LIBOR + 0.400% (Cap 9.500%, Floor 0.400%)
2.804%(c)	09/25/35	44	40,736
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 3A1
6.500%	07/25/36	8,807	5,169,796
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class B, 144A
—%(p)	07/25/56	326	44,580
Series 2017-03, Class BIO, 144A
1.088%(cc)	07/25/56	993	111,431
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	220	223,675
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47	727	745,735
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47	723	731,455
Series 2018-CH01, Class A1, 144A
4.000%(cc)	02/25/48	1,508	1,559,918
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48	3,298	3,373,772
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 3A1
4.054%(cc)	01/25/35	1,065	1,071,177
Series 2006-03, Class 4A
4.113%(cc)	04/25/36	203	169,545
Thornburg Mortgage Securities Trust,
Series 2006-05, Class A1
4.649%(cc)	10/25/46	2,311	2,337,474

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Voyager OPTONE Delaware Trust,
Series 2009-01, Class SAA7, 144A
5.193%(cc)	02/25/38			2,365	$880,505
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200%
3.704%(c)	11/25/42			113	110,257
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-04, Class 3A1
6.500%(cc)	05/25/36			429	388,428
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.973%(cc)	12/25/34			359	370,220

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $244,704,082)					246,503,884

SOVEREIGN BONDS — 3.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	10/12/20		CHF	60	55,278
6.875%	01/11/48			866	640,849
7.125%	07/06/36			171	132,185
7.500%	04/22/26			4,765	4,024,043
7.625%	04/22/46			4,595	3,641,538
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29			2,793	2,868,411
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27			5,143	5,364,149
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.750%	04/29/20			658	668,500
6.875%	04/30/40			545	519,876
Sr. Unsec’d. Notes, 144A
8.700%	03/01/49			340	365,500
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25		EUR	459	532,409
4.750%	04/16/26		EUR	284	324,474
6.375%	04/11/31		EUR	407	470,106
French Republic Government Bond OAT (France),
Bonds, 144A
1.500%	05/25/50		EUR	10,960	14,344,446
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24			1,228	1,384,324
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.100%	04/24/28	(v)		870	918,747
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22			1,970	2,015,309
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.375%	05/15/48		IDR	16,327,000	1,022,785
8.250%	05/15/29		IDR	66,982,000	5,025,724
8.375%	03/15/34		IDR	18,238,000	1,368,415

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
8.375%	04/15/39	IDR	31,026,000	$2,283,988
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	204,300	9,677,287
6.500%	06/10/21	MXN	244,800	12,511,695
7.500%	06/03/27	MXN	11,433	594,512
10.000%	11/20/36	MXN	13,000	821,698
Sr. Unsec’d. Notes
8.500%	05/31/29	MXN	41,485	2,298,477
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	10,653	557,356
7.750%	11/13/42	MXN	20,900	1,079,804
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.150%	03/28/27		7,651	8,019,778
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
9.248%	01/21/49		546	617,879
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22		2,585	2,539,235
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		2,098	2,239,636
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		1,530	1,703,670
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		3,320	3,409,142
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,945	3,088,716
4.817%	03/14/49		630	722,005
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes
6.250%	03/31/36	ZAR	58,962	3,081,475
8.750%	01/31/44	ZAR	20,100	1,299,755
9.000%	01/31/40	ZAR	42,728	2,856,223
Russian Federal Bond (Russia),
Bonds
6.900%	05/23/29	RUB	251,189	3,867,046
8.500%	09/17/31	RUB	262,179	4,528,329
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/26/26		7,675	7,825,046
Sr. Unsec’d. Notes, EMTN
4.500%	10/26/46		377	383,097
5.000%	04/17/49		663	725,985
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.625%	04/26/29		783	801,792
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
9.750%	11/01/28		704	794,640
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		2,280	2,462,423

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	128,765	$3,184,353
9.875%	06/20/22	UYU	46,830	1,317,843

TOTAL SOVEREIGN BONDS (cost $133,292,000)				130,979,953

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.8%
Federal Home Loan Mortgage Corp.
2.500%	02/01/30		247	249,181
2.500%	04/01/30		257	259,441
2.500%	05/01/30		497	501,306
2.500%	07/01/30		30	29,825
2.500%	07/01/30		39	39,087
2.500%	07/01/30		115	115,880
2.500%	07/01/30		123	123,572
2.500%	08/01/30		415	418,346
2.500%	08/01/30		529	533,581
2.500%	09/01/30		394	397,557
2.500%	09/01/30		1,239	1,249,403
2.500%	04/01/31		956	964,332
3.000%	09/01/27		301	307,056
3.000%	07/01/28		155	158,378
3.000%	01/01/30		141	144,255
3.000%	01/01/30		191	195,367
3.000%	02/01/30		1,224	1,253,973
3.000%	06/01/30		678	694,978
3.000%	07/01/30		69	70,339
3.000%	07/01/30		592	606,083
3.000%	08/01/30		85	87,065
3.000%	08/01/30		125	128,354
3.000%	12/01/42		1,477	1,507,106
3.000%	11/01/46		608	615,823
3.000%	12/01/46		10	9,871
3.000%	12/01/46		48	48,731
3.000%	12/01/46		120	121,720
3.000%	12/01/46		149	152,469
3.000%	12/01/46		249	254,035
3.000%	12/01/46		609	619,646
3.000%	12/01/46		637	650,293
3.000%	01/01/47		22	22,631
3.000%	01/01/47		95	96,392
3.000%	01/01/47		2,501	2,533,972
3.000%	02/01/47		138	139,909
3.000%	04/01/47		79	79,753
3.000%	11/01/47		1,197	1,217,386
3.500%	09/01/30		799	831,252
3.500%	02/01/31		127	132,297
3.500%	04/01/31		62	64,312
3.500%	04/01/31		969	1,009,347
3.500%	04/01/32		2,430	2,532,574
3.500%	10/01/41		701	728,314
3.500%	04/01/42		274	284,237
3.500%	05/01/42		10	10,315
3.500%	05/01/42		19	19,216
3.500%	05/01/42		30	31,348
3.500%	08/01/42		119	124,048
3.500%	08/01/42		259	269,023

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/42	481	$499,862
3.500%	08/01/42	2,391	2,484,587
3.500%	10/01/42	64	65,839
3.500%	11/01/42	529	548,995
3.500%	02/01/43	2,439	2,533,495
3.500%	06/01/43	169	175,723
3.500%	08/01/43	206	214,435
3.500%	12/01/43	2,634	2,736,426
3.500%	01/01/44	3,967	4,133,101
3.500%	01/01/44	7,694	8,026,239
3.500%	04/01/44	1,133	1,183,805
3.500%	06/01/44	135	140,347
3.500%	09/01/44	21	21,532
3.500%	11/01/44	3	3,329
3.500%	11/01/44	9	9,379
3.500%	11/01/44	293	304,629
3.500%	01/01/45	36	37,536
3.500%	01/01/45	51	53,234
3.500%	01/01/45	22,615	23,591,048
3.500%	05/01/45	15	15,128
3.500%	05/01/45	117	121,402
3.500%	05/01/45	341	352,407
3.500%	06/01/45	115	119,097
3.500%	07/01/45	3	3,265
3.500%	08/01/45	1,541	1,609,565
3.500%	09/01/45	85	89,077
3.500%	10/01/45	13	12,996
3.500%	11/01/45	351	364,266
3.500%	01/01/46	535	554,797
3.500%	02/01/46	38	39,865
3.500%	03/01/46	380	393,940
3.500%	05/01/46	440	456,129
3.500%	07/01/46	4,246	4,428,275
3.500%	03/01/47	1,119	1,168,394
3.500%	06/01/47	165	171,279
3.500%	07/01/47	181	189,553
3.500%	10/01/47	690	722,334
3.500%	11/01/47	205	212,016
3.500%	11/01/47	421	437,002
3.500%	12/01/47	903	943,164
3.500%	01/01/48	101	105,329
3.500%	01/01/48	199	206,258
4.000%	08/01/40	139	146,419
4.000%	09/01/40	282	297,631
4.000%	09/01/40	934	985,361
4.000%	04/01/41	9	9,492
4.000%	12/01/42	156	164,734
4.000%	04/01/44	354	375,597
4.000%	07/01/44	156	165,037
4.000%	02/01/45	32	33,550
4.000%	02/01/45	77	80,233
4.000%	09/01/45	549	575,478
4.000%	10/01/45	863	909,971
4.000%	12/01/45	114	119,056
4.000%	12/01/45	135	141,680
4.000%	07/01/46	552	582,140

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	08/01/46	315	$332,013
4.000%	09/01/46	44	45,944
4.000%	10/01/46	89	93,841
4.000%	01/01/47	5,130	5,432,374
4.000%	02/01/47	1,811	1,908,420
4.000%	04/01/47	1,068	1,117,713
4.000%	06/01/47	1,747	1,840,706
4.000%	08/01/47	863	908,129
4.000%	08/01/47	2,039	2,172,986
4.000%	10/01/48	665	706,099
4.500%	08/01/39	424	455,526
4.500%	12/01/39	115	123,219
4.500%	07/01/40	37	40,238
4.500%	05/01/41	360	386,410
4.500%	05/01/41	399	428,313
4.500%	05/01/42	640	687,275
4.500%	11/01/43	673	716,107
4.500%	12/01/43	867	933,265
4.500%	08/01/44	160	172,870
4.500%	04/01/47	1,878	1,996,803
4.500%	05/01/47	714	768,231
4.500%	07/01/47	922	982,977
4.500%	07/01/47	2,576	2,771,412
4.500%	08/01/47	377	397,293
4.500%	10/01/47	404	425,620
4.500%	12/01/47	250	262,189
4.500%	02/01/48	270	284,683
4.500%	07/01/48	5,718	6,149,828
4.500%	08/01/48	2,300	2,473,562
4.500%	08/01/48	8,078	8,687,347
4.500%	09/01/48	3,513	3,689,835
4.500%	04/01/49	1,684	1,798,705
5.000%	11/01/41	2,328	2,512,378
5.500%	02/01/35	52	57,732
5.500%	06/01/36	13	14,574
5.500%	10/01/36	10	10,695
5.500%	10/01/36	21	23,147
5.500%	12/01/36	8	9,272
5.500%	12/01/36	11	11,917
5.500%	12/01/36	26	28,692
5.500%	03/01/37	7	7,835
5.500%	04/01/37	12	12,988
5.500%	01/01/38	2	1,794
5.500%	01/01/38	10	11,189
5.500%	02/01/38	2	1,806
5.500%	02/01/38	1,691	1,858,697
5.500%	04/01/38	1,116	1,228,840
5.500%	05/01/38	279	306,129
5.500%	06/01/38	336	364,915
5.500%	07/01/38	433	477,921
5.500%	08/01/38	240	260,835
5.500%	08/01/38	430	477,323
5.500%	01/01/39	524	570,081
6.000%	01/01/27	160	175,397
6.000%	12/01/28	2	2,021
6.000%	01/01/32	1	1,042

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	11/01/32	2	$2,221
6.000%	03/01/33	7	8,253
6.000%	11/01/33	6	6,611
6.000%	02/01/34	197	223,424
6.000%	12/01/34	6	6,440
6.000%	01/01/36	30	33,466
6.000%	03/01/36	2	1,837
6.000%	04/01/36	29	32,690
6.000%	08/01/36	16	18,522
6.000%	11/01/36	17	18,817
6.000%	12/01/36	812	919,964
6.000%	03/01/37	1	733
6.000%	04/01/37	1	890
6.000%	05/01/37	11	12,136
6.000%	07/01/37	2	1,916
6.000%	08/01/37	24	26,992
6.000%	09/01/37	2	1,879
6.000%	09/01/37	7	7,818
6.000%	10/01/37	1	774
6.000%	10/01/37	6	6,804
6.000%	10/01/37	13	14,711
6.000%	10/01/37	27	30,530
6.000%	11/01/37	284	322,007
6.000%	11/01/37	2,091	2,372,439
6.000%	12/01/37	2	2,598
6.000%	01/01/38	4	4,181
6.000%	01/01/38	16	18,146
6.000%	01/01/38	16	18,346
6.000%	01/01/38	18	19,945
6.000%	01/01/38	18	20,613
6.000%	01/01/38	34	38,284
6.000%	04/01/38	6	6,713
6.000%	04/01/38	30	34,289
6.000%	06/01/38	1	913
6.000%	07/01/38	43	48,827
6.000%	08/01/38	2	2,202
6.000%	08/01/38	3	2,882
6.000%	08/01/38	5	5,871
6.000%	08/01/38	294	329,159
6.000%	09/01/38	1	671
6.000%	09/01/38	13	14,904
6.000%	10/01/38	10	11,035
6.000%	11/01/38	3	3,511
6.000%	01/01/39	918	1,040,003
6.000%	08/01/39	12	12,999
6.000%	09/01/39	1	731
6.000%	10/01/39	17	18,768
6.000%	03/01/40	14	15,408
6.000%	04/01/40	552	617,249
6.000%	05/01/40	2	2,002
Federal National Mortgage Assoc.
2.000%	10/01/31	135	133,673
2.000%	11/01/31	40	39,995
2.000%	11/01/31	216	213,595
2.000%	11/01/31	623	617,044
2.000%	11/01/31	816	807,674

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	12/01/31	178	$176,418
2.000%	03/01/32	1,052	1,041,768
2.500%	TBA	176	176,932
2.500%	TBA	1,250	1,258,325
2.500%	09/01/27	39	39,623
2.500%	09/01/27	55	55,404
2.500%	02/01/28	16	15,828
2.500%	04/01/28	31	30,868
2.500%	08/01/28	80	80,267
2.500%	02/01/30	8	8,322
2.500%	02/01/30	10	10,333
2.500%	02/01/30	31	31,416
2.500%	03/01/30	78	79,094
2.500%	04/01/30	137	138,267
2.500%	05/01/30	306	308,149
2.500%	07/01/30	40	40,285
2.500%	07/01/30	137	137,791
2.500%	07/01/30	236	237,572
2.500%	08/01/30	95	96,027
2.500%	08/01/30	243	245,136
2.500%	08/01/30	315	317,254
2.500%	08/01/30	607	612,108
2.500%	09/01/30	288	290,340
2.500%	09/01/30	360	362,857
2.500%	11/01/30	24	24,151
2.500%	11/01/30	327	329,544
2.500%	11/01/30	346	348,938
2.500%	11/01/30	367	370,049
2.500%	11/01/30	367	370,108
2.500%	03/01/31	56	56,540
2.500%	06/01/31	454	457,570
2.500%	07/01/31	221	222,738
2.500%	08/01/31	37	37,311
2.500%	10/01/31	365	368,284
2.500%	10/01/31	540	544,949
2.500%	10/01/31	789	796,414
2.500%	10/01/31	939	946,306
2.500%	11/01/31	31	30,836
2.500%	11/01/31	34	34,689
2.500%	11/01/31	78	78,156
2.500%	11/01/31	155	155,878
2.500%	11/01/31	302	304,659
2.500%	11/01/31	522	526,326
2.500%	11/01/31	737	743,326
2.500%	02/01/32	59	59,429
2.500%	03/01/32	189	190,925
2.500%	03/01/32	478	481,533
2.500%	03/01/32	509	513,121
2.500%	08/01/32	1,447	1,458,852
2.500%	02/01/33	2,632	2,652,650
2.500%	08/01/46	104	103,266
2.500%	08/01/46	221	219,684
2.500%	08/01/46	6,532	6,485,364
2.500%	10/01/46	3,516	3,490,742
2.500%	12/01/46	9	9,249
2.500%	01/01/57	2,168	2,133,444

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/58	4,752	$4,675,371
2.590%	09/01/28	1,598	1,613,844
2.880%	12/01/27	560	577,857
2.900%	12/01/27	1,505	1,552,991
2.950%	11/01/27	1,170	1,216,879
2.950%	06/01/31	3,100	3,173,037
3.000%	TBA	9,040	9,217,708
3.000%	TBA	11,191	11,277,337
3.000%	TBA	20,888	21,066,031
3.000%	04/01/28	103	105,452
3.000%	05/01/28	121	123,689
3.000%	10/01/28	17	17,284
3.000%	10/01/28	154	157,730
3.000%	11/01/28	18	18,424
3.000%	10/01/29	281	287,803
3.000%	03/01/30	467	478,604
3.000%	04/01/30	390	398,698
3.000%	04/01/30	5,348	5,474,761
3.000%	05/01/30	223	228,776
3.000%	05/01/30	353	360,887
3.000%	07/01/30	51	51,700
3.000%	07/01/30	100	102,737
3.000%	07/01/30	312	319,421
3.000%	08/01/30	42	43,295
3.000%	08/01/30	77	79,394
3.000%	08/01/30	87	89,594
3.000%	08/01/30	400	409,894
3.000%	08/01/30	449	459,329
3.000%	08/01/30	524	536,420
3.000%	08/01/30	580	593,645
3.000%	08/01/30	1,011	1,033,734
3.000%	08/01/30	1,981	2,030,027
3.000%	09/01/30	47	48,549
3.000%	09/01/30	171	175,278
3.000%	09/01/30	317	324,096
3.000%	09/01/31	272	278,239
3.000%	02/01/32	313	319,773
3.000%	10/01/36	62	62,918
3.000%	11/01/36	184	186,885
3.000%	11/01/36	442	451,945
3.000%	12/01/36	407	414,843
3.000%	12/01/36	521	532,921
3.000%	10/01/42	1,395	1,424,418
3.000%	12/01/42	1,243	1,269,184
3.000%	01/01/43	1,618	1,651,696
3.000%	02/01/43	241	245,887
3.000%	03/01/43	244	249,390
3.000%	06/01/43	9,576	9,776,553
3.000%	07/01/43	683	694,941
3.000%	08/01/43	27	27,806
3.000%	08/01/43	553	562,739
3.000%	11/01/44	7,191	7,350,057
3.000%	02/01/45	511	520,899
3.000%	03/01/45	242	246,954
3.000%	03/01/45	1,169	1,194,582
3.000%	04/01/45	209	213,476

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	04/01/45	246	$249,760
3.000%	04/01/45	321	327,901
3.000%	05/01/45	252	257,768
3.000%	05/01/45	347	353,935
3.000%	05/01/45	3,748	3,816,132
3.000%	07/01/45	219	222,076
3.000%	07/01/45	2,202	2,246,954
3.000%	07/01/45	12,983	13,254,423
3.000%	05/01/46	413	418,694
3.000%	05/01/46	762	772,174
3.000%	06/01/46	100	102,124
3.000%	06/01/46	129	131,159
3.000%	06/01/46	467	477,709
3.000%	06/01/46	845	862,605
3.000%	07/01/46	759	768,598
3.000%	08/01/46	124	126,822
3.000%	08/01/46	704	713,215
3.000%	09/01/46	613	626,212
3.000%	09/01/46	1,147	1,170,696
3.000%	09/01/46	1,847	1,871,335
3.000%	10/01/46	526	532,431
3.000%	10/01/46	802	813,907
3.000%	11/01/46	115	117,277
3.000%	11/01/46	256	260,750
3.000%	11/01/46	298	303,900
3.000%	11/01/46	1,912	1,949,556
3.000%	01/01/47	220	224,521
3.000%	01/01/47	311	314,708
3.000%	01/01/47	376	381,355
3.000%	01/01/47	711	720,571
3.000%	02/01/47	114	116,579
3.000%	02/01/47	428	435,952
3.000%	02/01/47	455	460,468
3.000%	02/01/47	1,134	1,149,187
3.000%	03/01/47	678	689,622
3.000%	03/01/47	838	854,380
3.000%	03/01/47	868	877,511
3.000%	11/01/47	160	161,222
3.000%	12/01/47	696	701,988
3.000%	04/01/48	625	625,048
3.000%	11/01/48	2,432	2,458,350
3.000%	03/01/49	1,174	1,184,281
3.000%	03/01/49	2,111	2,130,727
3.000%	04/01/49	7,692	7,762,440
3.000%	05/01/49	11,773	11,880,760
3.000%	09/01/57	7,879	7,946,654
3.015%	07/01/28	370	386,932
3.340%	03/01/29	1,159	1,230,728
3.500%	11/01/27	63	65,457
3.500%	11/01/28	517	535,792
3.500%	12/01/28	235	243,096
3.500%	12/01/28	267	277,497
3.500%	12/01/28	1,612	1,674,067
3.500%	12/01/28	2,600	2,706,987
3.500%	02/01/29	747	776,870
3.500%	02/01/29	1,414	1,472,174

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	03/01/29	523	$543,214
3.500%	07/01/29	702	729,744
3.500%	08/01/30	77	80,444
3.500%	08/01/30	320	333,771
3.500%	01/01/42	136	140,673
3.500%	04/01/42	62	64,863
3.500%	04/01/42	166	172,694
3.500%	05/01/42	25	26,250
3.500%	06/01/42	28	29,181
3.500%	06/01/42	45	46,288
3.500%	07/01/42	64	66,176
3.500%	08/01/42	99	102,726
3.500%	10/01/42	482	500,678
3.500%	12/01/42	118	122,681
3.500%	12/01/42	474	491,959
3.500%	03/01/43	18	18,930
3.500%	03/01/43	22	22,454
3.500%	03/01/43	38	39,730
3.500%	03/01/43	47	49,092
3.500%	03/01/43	700	726,082
3.500%	04/01/43	25	25,674
3.500%	05/01/43	40	41,222
3.500%	05/01/43	104	108,814
3.500%	06/01/43	120	125,084
3.500%	07/01/43	73	76,026
3.500%	07/01/43	196	203,124
3.500%	07/01/43	455	472,481
3.500%	07/01/43	641	669,256
3.500%	11/01/43	1,198	1,243,523
3.500%	05/01/44	2,270	2,377,036
3.500%	06/01/44	5,491	5,700,227
3.500%	02/01/45	520	539,329
3.500%	07/01/45	451	471,253
3.500%	07/01/45	1,272	1,317,739
3.500%	10/01/45	258	267,007
3.500%	11/01/45	100	105,123
3.500%	11/01/45	1,642	1,714,072
3.500%	12/01/45	424	443,412
3.500%	03/01/46	569	589,411
3.500%	03/01/46	1,150	1,186,570
3.500%	04/01/46	214	220,499
3.500%	04/01/46	226	235,564
3.500%	05/01/46	357	369,663
3.500%	06/01/46	67	70,325
3.500%	06/01/46	1,529	1,583,874
3.500%	07/01/46	324	333,533
3.500%	08/01/46	831	860,991
3.500%	09/01/46	22	22,637
3.500%	09/01/46	774	805,760
3.500%	10/01/46	390	402,977
3.500%	11/01/46	36	37,092
3.500%	11/01/46	50	52,135
3.500%	11/01/46	103	106,170
3.500%	11/01/46	576	601,284
3.500%	11/01/46	749	783,573
3.500%	12/01/46	122	126,897

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	12/01/46	1,492	$1,554,262
3.500%	01/01/47	139	143,342
3.500%	01/01/47	264	274,383
3.500%	01/01/47	313	327,280
3.500%	01/01/47	867	906,801
3.500%	01/01/47	2,211	2,313,437
3.500%	02/01/47	148	154,681
3.500%	02/01/47	269	281,124
3.500%	03/01/47	121	125,973
3.500%	05/01/47	214	224,250
3.500%	05/01/47	814	847,290
3.500%	06/01/47	651	676,995
3.500%	07/01/47	285	294,793
3.500%	07/01/47	458	476,697
3.500%	08/01/47	265	274,016
3.500%	09/01/47	109	113,303
3.500%	09/01/47	270	281,078
3.500%	11/01/47	111	115,230
3.500%	11/01/47	685	715,132
3.500%	11/01/47	841	865,525
3.500%	11/01/47	911	926,038
3.500%	12/01/47	54	56,384
3.500%	12/01/47	733	763,997
3.500%	12/01/47	734	756,516
3.500%	12/01/47	841	879,812
3.500%	12/01/47	3,679	3,816,776
3.500%	01/01/48	54	56,584
3.500%	01/01/48	82	84,733
3.500%	01/01/48	146	151,696
3.500%	01/01/48	289	300,955
3.500%	01/01/48	1,358	1,408,554
3.500%	01/01/48	1,539	1,601,717
3.550%	02/01/30	1,800	1,936,426
4.000%	TBA	24,068	24,875,124
4.000%	TBA	25,288	26,136,037
4.000%	05/01/29	4	4,330
4.000%	10/01/30	17	17,451
4.000%	10/01/31	470	491,440
4.000%	10/01/33	662	695,289
4.000%	10/01/33	741	782,777
4.000%	10/01/33	749	790,910
4.000%	10/01/33	898	948,310
4.000%	11/01/33	5,123	5,422,638
4.000%	01/01/36	607	630,018
4.000%	05/01/39	24	25,715
4.000%	07/01/39	623	657,255
4.000%	07/01/40	582	613,228
4.000%	08/01/40	15	15,983
4.000%	08/01/40	1,041	1,097,947
4.000%	10/01/40	48	50,219
4.000%	10/01/40	2,795	2,947,607
4.000%	11/01/40	181	191,267
4.000%	12/01/40	125	131,901
4.000%	12/01/40	849	894,978
4.000%	01/01/41	238	252,078
4.000%	04/01/41	76	80,056

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/41	187	$197,258
4.000%	09/01/41	1,273	1,342,841
4.000%	09/01/41	2,273	2,397,671
4.000%	10/01/41	140	147,266
4.000%	12/01/41	161	172,437
4.000%	12/01/41	499	532,980
4.000%	01/01/42	977	1,030,715
4.000%	02/01/42	483	509,343
4.000%	04/01/42	127	134,311
4.000%	05/01/42	303	319,124
4.000%	05/01/42	877	924,560
4.000%	06/01/42	281	296,738
4.000%	07/01/42	215	226,297
4.000%	07/01/42	623	665,613
4.000%	08/01/42	147	155,296
4.000%	09/01/42	98	103,052
4.000%	09/01/42	255	269,410
4.000%	12/01/42	350	369,419
4.000%	12/01/42	759	811,226
4.000%	01/01/43	464	488,978
4.000%	03/01/43	168	177,414
4.000%	10/01/43	345	363,581
4.000%	10/01/43	1,519	1,601,860
4.000%	01/01/44	892	950,487
4.000%	02/01/44	5,298	5,661,636
4.000%	03/01/44	193	204,142
4.000%	07/01/44	95	99,887
4.000%	08/01/44	667	712,724
4.000%	12/01/44	32	34,181
4.000%	12/01/44	33	34,969
4.000%	12/01/44	575	612,772
4.000%	12/01/44	586	623,979
4.000%	02/01/45	59	62,800
4.000%	02/01/45	281	294,066
4.000%	02/01/45	542	574,288
4.000%	03/01/45	46	49,133
4.000%	03/01/45	59	63,410
4.000%	03/01/45	275	287,322
4.000%	05/01/45	101	105,851
4.000%	05/01/45	531	567,617
4.000%	08/01/45	317	331,472
4.000%	10/01/45	122	130,100
4.000%	10/01/45	133	141,051
4.000%	10/01/45	134	142,416
4.000%	10/01/45	139	148,022
4.000%	10/01/45	141	147,754
4.000%	10/01/45	293	312,864
4.000%	10/01/45	408	434,721
4.000%	10/01/45	1,425	1,517,598
4.000%	11/01/45	421	449,465
4.000%	11/01/45	621	661,654
4.000%	12/01/45	190	200,333
4.000%	12/01/45	343	366,266
4.000%	12/01/45	395	420,390
4.000%	12/01/45	1,037	1,084,411
4.000%	12/01/45	1,439	1,524,993

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/01/46	161		$168,635
4.000%	01/01/46	457		488,534
4.000%	02/01/46	197		206,466
4.000%	02/01/46	220		230,217
4.000%	02/01/46	884		936,138
4.000%	06/01/46	144		152,449
4.000%	06/01/46	1,993		2,087,188
4.000%	11/01/46	233		248,512
4.000%	11/01/46	374		396,374
4.000%	11/01/46	982		1,039,724
4.000%	01/01/47	339		362,130
4.000%	03/01/47	1,224		1,279,778
4.000%	03/01/47	2,147		2,271,997
4.000%	03/01/47	2,401		2,532,272
4.000%	03/01/47	8,153		8,678,607
4.000%	04/01/47	593		620,615
4.000%	05/01/47	373		390,537
4.000%	05/01/47	682		717,091
4.000%	06/01/47	909		963,233
4.000%	06/01/47	2,009		2,115,558
4.000%	07/01/47	251		261,764
4.000%	07/01/47	794		820,734
4.000%	07/01/47	1,150		1,215,811
4.000%	08/01/47	940		989,642
4.000%	08/01/47	1,058		1,118,265
4.000%	10/01/47	246		256,068
4.000%	11/01/47	496		520,063
4.000%	12/01/47	278		289,029
4.000%	12/01/47	3,739		3,927,438
4.000%	01/01/48	1,251		1,323,940
4.000%	01/01/48	11,084		11,646,403
4.000%	02/01/48	284		301,151
4.000%	03/01/48	1,288		1,375,249
4.000%	04/01/48	134		143,652
4.000%	04/01/48	147		156,927
4.000%	04/01/48	522		557,494
4.000%	04/01/48	685		725,113
4.000%	05/01/48	1,050		1,089,884
4.000%	05/01/48	2,265		2,396,042
4.000%	06/01/48	328		341,158
4.000%	08/01/48	137		144,454
4.000%	08/01/48	214		223,612
4.000%	08/01/48	278		294,240
4.000%	08/01/48	359		378,100
4.000%	08/01/48	559		591,009
4.000%	08/01/48	1,097		1,155,509
4.000%	08/01/48	2,009		2,103,443
4.000%	12/01/48	7,733		7,995,738
4.000%	01/01/49	7,749		8,026,307
4.500%	TBA	3,100		3,162,121
4.500%	TBA	6,095		6,368,978
4.500%	TBA	48,040		50,184,443
4.500%	05/01/22	2		2,037
4.500%	07/01/22	—	(r)	192
4.500%	04/01/24	31		31,706
4.500%	08/01/24	2		2,347

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	09/01/24	1	$1,180
4.500%	09/01/24	2	2,059
4.500%	12/01/24	15	15,208
4.500%	02/01/25	5	5,326
4.500%	03/01/25	1	1,315
4.500%	03/01/25	15	16,110
4.500%	04/01/25	2	2,083
4.500%	04/01/25	3	2,646
4.500%	04/01/25	5	5,304
4.500%	04/01/25	11	11,247
4.500%	04/01/25	25	26,087
4.500%	05/01/25	2	2,465
4.500%	05/01/25	4	4,358
4.500%	07/01/25	27	28,063
4.500%	09/01/25	1	757
4.500%	09/01/25	4	3,696
4.500%	11/01/35	13	13,619
4.500%	05/01/37	4	3,752
4.500%	04/01/39	7	7,716
4.500%	04/01/39	10	10,907
4.500%	06/01/39	28	29,906
4.500%	08/01/39	73	78,802
4.500%	02/01/40	10,497	11,268,264
4.500%	06/01/40	83	89,353
4.500%	07/01/40	189	202,990
4.500%	08/01/40	37	39,685
4.500%	11/01/40	320	338,027
4.500%	01/01/41	75	80,018
4.500%	03/01/41	22	23,519
4.500%	04/01/41	4	4,687
4.500%	05/01/41	7	7,545
4.500%	05/01/41	8	8,196
4.500%	07/01/41	34	35,266
4.500%	07/01/41	108	116,176
4.500%	08/01/41	243	261,069
4.500%	09/01/41	50	54,009
4.500%	10/01/41	26	28,354
4.500%	10/01/41	54	57,828
4.500%	01/01/42	14	14,410
4.500%	06/01/42	14	14,774
4.500%	09/01/42	669	718,181
4.500%	09/01/42	1,143	1,227,507
4.500%	11/01/42	85	90,558
4.500%	10/01/43	691	740,575
4.500%	11/01/43	1,846	2,013,484
4.500%	03/01/44	857	903,581
4.500%	05/01/44	317	342,395
4.500%	06/01/44	3,702	3,982,059
4.500%	01/01/45	733	779,393
4.500%	05/01/45	786	835,927
4.500%	07/01/45	1,053	1,138,418
4.500%	09/01/45	231	251,233
4.500%	11/01/45	47	50,250
4.500%	11/01/45	157	170,798
4.500%	11/01/45	1,409	1,515,497
4.500%	12/01/45	527	564,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/46	2,603	$2,838,255
4.500%	08/01/46	503	541,931
4.500%	01/01/47	124	130,905
4.500%	08/01/47	526	554,082
4.500%	09/01/47	44	46,025
4.500%	10/01/47	35	38,043
4.500%	10/01/47	75	79,087
4.500%	10/01/47	234	251,523
4.500%	11/01/47	28	29,888
4.500%	11/01/47	968	1,034,476
4.500%	11/01/47	1,929	2,060,194
4.500%	11/01/47	2,142	2,252,851
4.500%	12/01/47	35	37,267
4.500%	12/01/47	185	194,204
4.500%	01/01/48	2,528	2,700,299
4.500%	02/01/48	65	68,020
4.500%	03/01/48	52	54,218
4.500%	03/01/48	66	69,386
4.500%	04/01/48	403	438,750
4.500%	05/01/48	57	59,996
4.500%	05/01/48	2,483	2,676,057
4.500%	05/01/48	4,760	5,116,165
4.500%	05/01/48	8,103	8,708,784
4.500%	07/01/48	39	41,456
4.500%	07/01/48	45	48,634
4.500%	07/01/48	219	238,261
4.500%	08/01/48	1,836	1,973,107
4.500%	09/01/48	1,814	1,918,644
4.500%	11/01/48	1,610	1,718,775
4.500%	02/01/49	5,552	5,967,180
4.500%	02/01/49	9,145	9,965,089
4.500%	05/01/49	7,320	7,976,307
5.000%	TBA	773	817,100
5.000%	02/01/35	2,418	2,643,969
5.000%	08/01/35	4	3,941
5.000%	09/01/35	15	16,180
5.000%	09/01/35	108	117,580
5.000%	10/01/35	4	4,662
5.000%	03/01/36	4	4,301
5.000%	12/01/36	6	6,308
5.000%	06/01/37	8	8,756
5.000%	01/01/38	9	9,936
5.000%	12/01/39	7	7,690
5.000%	01/01/40	6	6,544
5.000%	05/01/40	8	8,613
5.000%	05/01/40	38	39,695
5.000%	01/01/41	11	11,199
5.000%	04/01/41	6	6,591
5.000%	05/01/41	6	6,248
5.000%	07/01/41	3,040	3,300,211
5.000%	01/01/42	8	8,970
5.000%	12/01/43	4,503	4,889,448
5.500%	TBA	965	1,029,261
5.500%	06/01/21	1	981
5.500%	06/01/21	4	4,528
5.500%	09/01/21	4	3,627

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	01/01/22	4		$4,356
5.500%	03/01/22	4		4,253
5.500%	04/01/22	13		13,477
5.500%	11/01/22	—	(r)	315
5.500%	12/01/22	—	(r)	359
5.500%	12/01/22	—	(r)	377
5.500%	04/01/24	5		5,416
5.500%	06/01/24	13		13,224
5.500%	09/01/27	—	(r)	524
5.500%	07/01/28	12		13,053
5.500%	04/01/30	32		34,213
5.500%	12/01/30	1		635
5.500%	11/01/32	1		977
5.500%	12/01/32	9		9,275
5.500%	01/01/33	30		31,867
5.500%	01/01/33	42		45,045
5.500%	04/01/33	—	(r)	389
5.500%	04/01/33	27		30,370
5.500%	06/01/33	1		1,141
5.500%	07/01/33	17		19,136
5.500%	09/01/33	4		4,388
5.500%	09/01/33	10		11,236
5.500%	10/01/33	23		25,034
5.500%	11/01/33	2		2,544
5.500%	11/01/33	3		3,198
5.500%	11/01/33	4		4,452
5.500%	11/01/33	12		13,446
5.500%	11/01/33	14		15,801
5.500%	11/01/33	15		17,012
5.500%	12/01/33	2		2,085
5.500%	12/01/33	18		19,741
5.500%	01/01/34	2		2,587
5.500%	01/01/34	9		10,304
5.500%	02/01/34	2		2,264
5.500%	02/01/34	4		4,567
5.500%	02/01/34	25		27,373
5.500%	03/01/34	3		3,673
5.500%	03/01/34	21		23,744
5.500%	04/01/34	2		2,314
5.500%	07/01/34	—	(r)	514
5.500%	07/01/34	35		37,662
5.500%	09/01/34	13		14,528
5.500%	11/01/34	4		4,312
5.500%	12/01/34	1		1,341
5.500%	12/01/34	3		2,910
5.500%	12/01/34	4		4,915
5.500%	12/01/34	12		12,887
5.500%	02/01/35	1		1,167
5.500%	02/01/35	9		10,266
5.500%	02/01/35	29		32,191
5.500%	03/01/35	9		9,758
5.500%	03/01/35	31		34,060
5.500%	03/01/35	32		35,132
5.500%	03/01/35	36		39,329
5.500%	04/01/35	3		2,750
5.500%	04/01/35	20		22,105

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	05/01/35	4		$4,257
5.500%	05/01/35	10		10,820
5.500%	06/01/35	4		4,069
5.500%	07/01/35	7		7,728
5.500%	09/01/35	6		6,431
5.500%	09/01/35	21		23,397
5.500%	10/01/35	4		4,831
5.500%	10/01/35	7		8,214
5.500%	10/01/35	8		8,046
5.500%	10/01/35	15		16,855
5.500%	10/01/35	22		23,805
5.500%	10/01/35	27		30,043
5.500%	11/01/35	1		739
5.500%	11/01/35	1		1,544
5.500%	11/01/35	20		22,100
5.500%	12/01/35	1		578
5.500%	12/01/35	1		594
5.500%	12/01/35	1		723
5.500%	12/01/35	1		1,206
5.500%	12/01/35	2		2,487
5.500%	12/01/35	2		2,590
5.500%	12/01/35	17		19,096
5.500%	12/01/35	31		32,568
5.500%	12/01/35	39		42,814
5.500%	01/01/36	4		4,128
5.500%	02/01/36	1		1,651
5.500%	03/01/36	3		2,972
5.500%	03/01/36	8		8,874
5.500%	03/01/36	23		25,264
5.500%	05/01/36	—	(r)	333
5.500%	07/01/36	2		1,692
5.500%	07/01/36	6		6,844
5.500%	08/01/36	3		3,707
5.500%	11/01/36	6		6,676
5.500%	01/01/37	25		27,247
5.500%	02/01/37	20		22,300
5.500%	04/01/37	22		23,084
5.500%	06/01/37	7		7,563
5.500%	06/01/37	8		9,364
5.500%	08/01/37	2		1,715
5.500%	08/01/37	2		2,654
5.500%	08/01/37	12		13,058
5.500%	08/01/37	21		23,316
5.500%	03/01/38	29		32,048
5.500%	12/01/38	9		10,306
5.500%	01/01/39	101		111,412
5.500%	09/01/39	13		13,940
5.500%	12/01/39	140		150,936
5.500%	06/01/40	27		28,702
6.000%	09/01/21	12		12,448
6.000%	11/01/28	1		1,566
6.000%	02/01/29	1		1,185
6.000%	03/01/32	1		1,278
6.000%	11/01/32	—	(r)	90
6.000%	05/01/33	—	(r)	550
6.000%	01/01/34	22		24,518

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	11/01/35	8		$8,454
6.000%	12/01/35	3		3,019
6.000%	03/01/36	—	(r)	530
6.000%	04/01/36	9		10,407
6.000%	06/01/36	—	(r)	336
6.000%	06/01/36	—	(r)	498
6.000%	07/01/36	—	(r)	467
6.000%	07/01/36	8		8,489
6.000%	08/01/36	—	(r)	279
6.000%	08/01/36	—	(r)	448
6.000%	08/01/36	5		6,028
6.000%	08/01/36	6		6,941
6.000%	08/01/36	23		26,501
6.000%	09/01/36	—	(r)	486
6.000%	09/01/36	1		805
6.000%	09/01/36	2		2,152
6.000%	09/01/36	2		2,154
6.000%	09/01/36	2		2,309
6.000%	09/01/36	7		7,203
6.000%	09/01/36	22		24,600
6.000%	10/01/36	2		2,228
6.000%	10/01/36	12		13,121
6.000%	10/01/36	13		14,898
6.000%	11/01/36	—	(r)	485
6.000%	11/01/36	2		1,807
6.000%	11/01/36	2		2,348
6.000%	11/01/36	4		4,057
6.000%	11/01/36	6		6,703
6.000%	11/01/36	17		19,060
6.000%	11/01/36	24		26,710
6.000%	12/01/36	—	(r)	238
6.000%	12/01/36	—	(r)	345
6.000%	12/01/36	—	(r)	422
6.000%	12/01/36	1		1,370
6.000%	12/01/36	6		6,185
6.000%	12/01/36	11		12,250
6.000%	12/01/36	13		14,720
6.000%	12/01/36	15		16,483
6.000%	01/01/37	1		1,143
6.000%	01/01/37	1		1,353
6.000%	01/01/37	10		11,704
6.000%	01/01/37	19		21,070
6.000%	01/01/37	23		25,620
6.000%	01/01/37	2,421		2,739,885
6.000%	02/01/37	18		20,722
6.000%	02/01/37	351		398,275
6.000%	03/01/37	—	(r)	433
6.000%	03/01/37	20		22,819
6.000%	03/01/37	28		31,374
6.000%	03/01/37	83		90,314
6.000%	05/01/37	3		3,358
6.000%	05/01/37	5		5,088
6.000%	05/01/37	19		21,196
6.000%	05/01/37	19		21,911
6.000%	05/01/37	33		35,968
6.000%	06/01/37	7		8,336

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	07/01/37	1	$590
6.000%	08/01/37	1	1,406
6.000%	08/01/37	11	11,944
6.000%	08/01/37	15	16,875
6.000%	08/01/37	19	21,722
6.000%	10/01/37	1	727
6.000%	10/01/38	2	2,320
6.500%	10/01/36	1,107	1,283,603
Freddie Mac Non Gold Pool, 12 Month LIBOR + 1.801%
4.676%(c)	11/01/35	69	73,078
Government National Mortgage Assoc.
3.000%	TBA	3,950	4,036,561
3.000%	TBA	11,400	11,632,898
3.000%	12/20/44	80	81,929
3.000%	02/15/45	697	711,588
3.000%	04/20/45	1,687	1,727,277
3.000%	06/20/45	4,264	4,364,979
3.000%	08/20/45	81	82,747
3.000%	10/20/45	566	579,864
3.000%	04/20/46	9,835	10,067,507
3.000%	05/20/46	69	70,966
3.000%	06/20/46	1,576	1,612,796
3.000%	07/20/46	3,187	3,262,383
3.000%	08/20/46	550	562,972
3.000%	09/20/46	6,053	6,200,615
3.000%	10/20/46	200	205,110
3.000%	11/20/46	161	164,772
3.000%	12/20/46	530	542,554
3.500%	TBA	26,172	27,035,997
3.500%	TBA	31,400	32,410,687
3.500%	01/15/42	304	315,515
3.500%	04/15/43	496	514,302
3.500%	04/20/43	812	846,475
3.500%	05/20/43	488	508,504
3.500%	02/20/44	3,364	3,490,541
3.500%	05/20/45	380	394,298
3.500%	05/20/46	754	780,141
3.500%	07/20/46	1,618	1,674,701
3.500%	09/20/46	309	319,399
3.500%	10/20/46	160	165,596
3.500%	10/20/46	184	190,624
3.500%	10/20/46	188	194,704
3.500%	10/20/46	349	360,947
3.500%	10/20/46	413	427,511
4.000%	TBA	37,119	38,479,064
4.000%	04/20/39	27	28,289
4.000%	07/20/39	439	464,614
4.000%	10/20/40	475	502,686
4.000%	12/20/40	2,830	2,997,116
4.000%	01/20/41	80	84,431
4.000%	03/15/41	363	386,207
4.000%	10/20/46	92	96,386
4.223%(cc)	04/20/62	491	493,483
4.402%(cc)	05/20/63	865	881,429
4.432%(cc)	12/20/64	543	549,934
4.446%(cc)	06/20/62	1,297	1,302,168

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.486%(cc)	09/20/62	548	$554,146
4.500%	TBA	10,000	10,529,590
4.500%	12/20/39	35	37,713
4.500%	01/20/40	44	47,118
4.500%	02/20/40	35	37,025
4.500%	05/20/40	303	323,273
4.500%	07/20/40	15	15,731
4.500%	09/20/40	16	17,237
4.500%	10/20/40	25	26,735
4.500%	07/20/41	169	176,246
4.500%	02/20/42	666	710,101
4.500%	03/15/47	173	186,535
4.500%	04/15/47	180	194,611
4.500%	04/15/47	264	284,737
4.500%	05/15/47	161	173,258
4.500%	07/20/48	9,204	9,616,078
4.500%	09/20/48	920	971,597
4.505%(cc)	05/20/63	1,005	1,022,172
4.520%(cc)	10/20/64	1,125	1,165,736
4.526%(cc)	01/20/63	132	133,218
4.581%(cc)	12/20/64	4,922	5,279,464
4.583%(cc)	02/20/64	2,607	2,753,835
4.643%(cc)	04/20/62	895	900,383
4.660%(cc)	08/20/64	3,398	3,655,874
4.689%(cc)	05/20/65	1,112	1,190,487
5.000%	TBA	1,813	1,895,187
5.000%	04/15/38	140	154,276
5.000%	08/15/38	173	190,340
5.000%	10/15/38	12	13,412
5.000%	10/15/38	608	669,182
5.000%	12/15/38	248	273,399
5.000%	01/15/39	75	82,933
5.000%	02/15/39	145	159,885
5.000%	02/15/39	166	182,229
5.000%	02/15/39	178	195,781
5.000%	02/15/39	635	698,748
5.000%	03/15/39	957	1,052,953
5.000%	04/15/39	207	227,882
5.000%	04/15/39	223	245,328
5.000%	05/15/39	167	184,332
5.000%	05/15/39	658	723,163
5.000%	11/15/39	389	428,278
5.000%	09/15/40	829	912,657
6.000%	05/15/37	7	7,619
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.706%
3.115%(c)	05/20/66	798	805,827
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65	5,935	7,473,296
4.625%	09/15/60	1,030	1,370,068
4.875%	01/15/48	1,690	2,253,351
5.250%	09/15/39	1,990	2,652,015
5.880%	04/01/36	930	1,282,621

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $969,253,361)			983,908,705

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 17.9%
U.S. Treasury Bonds
2.875%	05/15/43		4,920	$5,262,094
2.875%	11/15/46		4,730	5,062,024
2.875%	05/15/49		5,148	5,522,839
3.000%	02/15/48		4,730	5,181,752
3.000%	02/15/49	(h)	15,975	17,545,043
3.125%	02/15/43		4,920	5,486,184
3.125%	05/15/48		7,935	8,903,938
3.375%	11/15/48		16,930	19,929,123
3.625%	08/15/43		4,920	5,938,786
3.750%	11/15/43		4,920	6,056,597
4.250%	05/15/39		1,280	1,674,500
4.375%	11/15/39		1,280	1,701,900
4.500%	08/15/39		1,280	1,729,000
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25		28,953	28,984,804
0.500%	04/15/24		72,974	73,884,601
0.875%	02/15/47		24,571	25,033,946
1.000%	02/15/46		45,837	48,023,465
2.375%	01/15/25		9,300	10,391,663
U.S. Treasury Notes
1.125%	07/31/21	(v)	21,310	21,035,301
1.500%	01/31/22		18,940	18,833,463
1.500%	08/15/26	(h)	13,730	13,380,850
1.750%	04/30/22		17,990	18,005,460
1.750%	06/30/24		21,290	21,280,852
1.875%	12/31/19		7,155	7,149,131
1.875%	06/30/26		12,545	12,549,410
2.000%	07/31/20		18,940	18,952,577
2.000%	05/31/24		9,470	9,581,346
2.000%	02/15/25	(h)	11,840	11,960,250
2.125%	12/31/22	(v)	9,470	9,599,103
2.125%	03/31/24		9,570	9,729,998
2.125%	07/31/24		9,470	9,631,286
2.125%	05/15/25		10,420	10,595,838
2.250%	03/31/21		13,660	13,766,185
2.250%	08/15/27		9,470	9,699,721
2.375%	05/15/29		460	475,363
2.500%	12/31/20		14,200	14,337,563
2.625%	02/15/29		2,840	2,994,869
2.750%	05/31/23	(v)	9,470	9,832,154
2.875%	08/15/28		21,075	22,647,393
3.125%	11/15/28		150,560	165,139,619

TOTAL U.S. TREASURY OBLIGATIONS (cost $686,346,008)				707,489,991

			Shares

COMMON STOCKS — 0.2%
Diversified Telecommunication Services — 0.0%
Intelsat SA*			5,685	110,573

Energy Equipment & Services — 0.0%
Liberty Oilfield Services, Inc. (Class A Stock)			18,222	294,832

Entertainment — 0.0%
Sciplay Corp. (Class A Stock)*			11,285	154,717

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services — 0.0%
HCA Healthcare, Inc	2,618	$353,875

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.*	106,867	1,263,168
Everi Holdings, Inc.*	8,632	102,980
Golden Entertainment, Inc.*	6,013	84,182
International Game Technology PLC	7,387	95,809
Scientific Games Corp.*	2,708	53,672
Target Hospitality Corp.*	3,716	33,816

		1,633,627

Household Durables — 0.0%
Beazer Homes USA, Inc.*	8,027	77,139
Century Communities, Inc.*	13,003	345,620
M/I Homes, Inc.*	4,403	125,662
Taylor Morrison Home Corp. (Class A Stock)*	22,438	470,301
William Lyon Homes (Class A Stock)*	15,853	289,000

		1,307,722

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp	7,130	161,423

Media — 0.0%
Altice USA, Inc. (Class A Stock)*(a)	19,037	463,551

Oil, Gas & Consumable Fuels — 0.1%
Centennial Resource Development, Inc. (Class A Stock)*	13,600	103,224
Diamondback Energy, Inc.	5,205	567,189
Occidental Petroleum Corp.	3,739	187,997
Rattler Midstream LP*	49,356	957,013
Sunoco MLP	24,315	760,573

		2,575,996

TOTAL COMMON STOCKS (cost $6,894,313)		7,056,316

	Units

WARRANTS* — 0.0%
Diversified Telecommunication Services — 0.0%
Pure Acquisition Corp., expiring 04/17/23	3,487	3,766
Sentinel Energy Services, Inc., expiring 12/22/17	27,986	18,037

		21,803

Hotels, Restaurants & Leisure — 0.0%
Target Hospitality Corp., expiring 03/15/24, expiring 03/05/18	1,429	2,858

TOTAL WARRANTS (cost $24,792)		24,661

TOTAL LONG-TERM INVESTMENTS (cost $3,966,961,697)		4,059,089,891

	Shares	Value

SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MUTUAL FUNDS — 3.6%
PGIM Core Ultra Short Bond Fund(w)	20,034,222	$20,034,222
PGIM Institutional Money Market Fund (cost $123,297,902; includes $123,137,805 of cash collateral for securities on loan)(b)(w)	123,266,477	123,303,457

TOTAL AFFILIATED MUTUAL FUNDS (cost $143,332,124)		143,337,679

	Principal Amount (000)#

BORROWED BOND AGREEMENTS — 0.1%
Bank of America NA, 2.30%,dated 06/28/19, open, due in the amount of $333,936,	334	333,936
Barclays Capital, Inc., 1.850%,dated 12/14/18, open, due in the amount of $426,875,	427	426,875
Barclays Capital, Inc., 1.850%,dated 12/14/18, open, due in the amount of $64,015,	64	64,015
Barclays Capital, Inc., 2.050%,dated 04/24/19, open, due in the amount of $355,725,	356	355,725
Citigroup Global Markets, Inc., 0.750%, dated 11/15/18, open, due in the amount of $415,250,	415	415,250
Citigroup Global Markets, Inc., 1.500%, dated 11/15/18, open, due in the amount of $56,238,	56	56,238
Credit Suisse Securities (USA) LLC, 1.750%, dated 06/13/19,open, due in the amount of $349,951,	350	349,951
Credit Suisse Securities (USA) LLC, 2.000%, dated 04/16/19,open, due in the amount of $457,050,	457	457,050
RBC Capital Markets, LLC, 1.000%, dated 12/13/18, open, due in the amount of $60,915,	61	60,915
RBC Capital Markets, LLC, 1.850%, dated 12/04/18, open, due in the amount of $447,190,	447	447,190
RBC Capital Markets, LLC, 1.850%, dated 12/13/18, open, due in the amount of $66,185,	66	66,185
RBC Capital Markets, LLC, 1.900%, dated 12/13/18, open, due in the amount of $60,605,	61	60,605

TOTAL BORROWED BOND AGREEMENTS (cost $3,093,935)		3,093,935

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.0%
Federal Home Loan Bank
2.162%	07/01/19		29,940	$29,940,000
4.951%	07/03/19		9,530	9,528,837

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,468,940)				39,468,837

U.S. TREASURY OBLIGATIONS(n) — 3.5%
U.S. Treasury Bills
2.067%	10/03/19		1,720	1,710,602
2.127%	10/24/19	(a)	21,680	21,542,268
2.144%	09/05/19		15,295	15,236,325
2.148%	09/12/19		14,470	14,409,482
2.333%	08/29/19		31,095	30,987,981
2.335%	07/18/19		880	879,148
2.384%	07/25/19	(a)	39,910	39,858,117
2.387%	08/01/19		13,000	12,977,499

TOTAL U.S. TREASURY OBLIGATIONS (cost $137,563,512)				137,601,422

OPTIONS PURCHASED*~ — 0.0%
(cost $1,068,086)				671,016

TOTAL SHORT-TERM INVESTMENTS (cost $324,526,597)				324,172,889

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.7% (cost $4,291,488,294)				4,383,262,780

Interest Rate	Maturity Date		Principal Amount (000)#

SECURITIES SOLD SHORT — (0.1)%

BORROWED BONDS(f) — (0.1)%
Cemex SAB de CV
5.700%	01/11/25		340	(353,243)
Chesapeake Energy Corp.
8.000%	06/15/27		62	(54,637)
Everi Payments, Inc.
7.500%	12/15/25		55	(57,475)
Southwestern Energy Co.
6.200%	01/23/25		454	(414,275)
Southwestern Energy Co.
7.500%	04/01/26		62	(58,738)
Southwestern Energy Co.
7.750%	10/01/27		440	(421,300)
Transocean, Inc.
5.800%	10/15/22		440	(432,300)
Transocean, Inc.
9.000%	07/15/23		62	(66,030)
Transocean, Inc.
7.500%	01/15/26		62	(59,055)
U.S. Treasury Bonds
2.875%	05/15/49		594	(637,251)
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%	04/15/23		500	(325,000)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BORROWED BONDS(f) (continued)
YPF SA
8.500%	03/23/21	341	(346,882)

TOTAL BORROWED BONDS (proceeds received $(3,436,597))			(3,226,186)

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $364,687)			(231,832)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 110.6% (cost $4,287,687,010)			4,379,804,762
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (10.6)%			(418,798,014)

NET ASSETS — 100.0%			$3,961,006,748

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $28,899,873 and 0.7% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,673,352; cash collateral of $123,137,805 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Represents collateral for Borrowed Bond Agreements.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2019.

(r)	Principal or notional amount is less than $500 par.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.500%	TBA	07/15/19	(2,506)	$(2,562,459)
Federal National Mortgage Assoc.	3.500%	TBA	07/18/19	(3,446)	(3,556,936)
Federal National Mortgage Assoc.	3.500%	TBA	08/13/19	(37,100)	(37,922,643)
Federal National Mortgage Assoc.	3.500%	TBA	08/13/19	(8,015)	(8,192,722)
Federal National Mortgage Assoc.	4.000%	TBA	07/18/19	(7,332)	(7,611,246)
Federal National Mortgage Assoc.	4.000%	TBA	08/13/19	(20,443)	(21,122,171)
Federal National Mortgage Assoc.	5.000%	TBA	07/15/19	(1,128)	(1,192,353)
Federal National Mortgage Assoc.	6.000%	TBA	07/15/19	(7,642)	(8,367,990)
Government National Mortgage Assoc.	4.500%	TBA	07/22/19	(833)	(868,264)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $90,961,897)					$(91,396,784)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	HSBC Bank PLC	07/31/19	0.71	—	AUD	1,015	$4,777
Currency Option EUR vs USD	Call	Bank of America, N.A.	08/01/19	1.15	—	EUR	57,008	208,132
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/01/19	4.00	—		776	—
Currency Option USD vs CAD	Call	Bank of America, N.A.	07/19/19	1.36	—		940	161
Currency Option USD vs CAD	Call	Bank of America, N.A.	07/30/19	1.33	—		947	2,184
Currency Option USD vs CNH	Call	HSBC Bank PLC	07/26/19	7.03	—		179,094	258,054
Currency Option USD vs CNH	Call	Deutsche Bank AG	08/09/19	7.10	—		52	3,225
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/05/19	1,195.00	—		457	56
Currency Option USD vs TRY	Call	Deutsche Bank AG	07/12/19	6.65	—		570	195
Currency Option USD vs TWD	Call	HSBC Bank PLC	07/11/19	31.20	—		917	1,708
Currency Option USD vs TWD	Call	BNP Paribas S.A.	07/11/19	31.60	—		1,146	472
Currency Option USD vs TWD	Call	BNP Paribas S.A.	07/18/19	31.50	—		1,147	1,264
Currency Option USD vs TWD	Call	Bank of America, N.A.	07/24/19	31.10	—		1,182	4,713
Currency Option USD vs TWD	Call	JPMorgan Chase Bank, N.A.	07/30/19	31.10	—		5,916	25,682
Currency Option AUD vs USD	Put	Bank of America, N.A.	07/03/19	0.68	—	AUD	980	9
Currency Option AUD vs USD	Put	BNP Paribas S.A.	07/03/19	0.68	—	AUD	979	9
Currency Option GBP vs USD	Put	Barclays Bank PLC	07/15/19	1.25	—	GBP	17,863	20,707
Currency Option USD vs BRL	Put	Deutsche Bank AG	07/11/19	3.78	—		931	3,727
Currency Option USD vs BRL	Put	Deutsche Bank AG	07/11/19	3.87	—		931	4,623
Currency Option USD vs BRL	Put	Bank of America, N.A.	07/19/19	4.02	—		917	44,316
Currency Option USD vs IDR	Put	BNP Paribas S.A.	07/11/19	14,100.00	—		1,373	4,812
Currency Option USD vs IDR	Put	Deutsche Bank AG	07/11/19	14,400.00	—		915	17,148
Currency Option USD vs KRW	Put	BNP Paribas S.A.	07/01/19	1,180.00	—		1,160	16,950
Currency Option USD vs KRW	Put	Morgan Stanley & Co. International PLC	07/05/19	1,140.00	—		1,371	816
Currency Option USD vs KRW	Put	JPMorgan Chase Bank, N.A.	07/05/19	1,150.00	—		1,371	2,852
Currency Option USD vs KRW	Put	JPMorgan Chase Bank, N.A.	07/05/19	1,165.00	—		914	7,915
Currency Option USD vs KRW	Put	HSBC Bank PLC	08/12/19	1,125.00	—		4,106	7,351
Currency Option USD vs KRW	Put	Deutsche Bank AG	08/23/19	1,125.00	—		945	2,253
Currency Option USD vs KRW	Put	JPMorgan Chase Bank, N.A.	09/03/19	1,125.00	—		5,818	17,767

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Bank of America, N.A.	07/02/19	19.00	—	702	$360
Currency Option USD vs MXN	Put	Deutsche Bank AG	07/09/19	19.06	—	948	3,162
Currency Option USD vs PLN	Put	JPMorgan Chase Bank, N.A.	07/03/19	3.75	—	940	5,616

Total Options Purchased (cost $1,068,086)							$671,016

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/01/19	4.00	—		776	$—
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/11/19	3.95	—		931	(2,227)
Currency Option USD vs CNH	Call	HSBC Bank PLC	07/26/19	6.96	—		59,698	(160,179)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	07/05/19	1,195.00	—		457	(56)
Currency Option USD vs KRW	Call	Deutsche Bank AG	08/23/19	1,195.00	—		945	(2,407)
Currency Option USD vs TRY	Call	Deutsche Bank AG	07/12/19	7.20	—		570	(53)
Currency Option USD vs TWD	Call	HSBC Bank PLC	07/11/19	31.60	—		1,146	(472)
Currency Option USD vs TWD	Call	Bank of America, N.A.	08/22/19	31.60	—		1,182	(2,636)
Currency Option AUD vs USD	Put	Citibank, N.A.	07/03/19	0.68	—	AUD	1,959	(18)
Currency Option AUD vs USD	Put	HSBC Bank PLC	07/31/19	0.69	—	AUD	1,015	(1,493)
Currency Option GBP vs USD	Put	Citibank, N.A.	07/15/19	1.25	—	GBP	17,863	(20,707)
Currency Option USD vs BRL	Put	Bank of America, N.A.	07/19/19	3.92	—		1,376	(35,956)
Currency Option USD vs IDR	Put	Deutsche Bank AG	07/11/19	14,100.00	—		1,373	(4,812)
Currency Option USD vs KRW	Put	JPMorgan Chase Bank, N.A.	07/05/19	1,140.00	—		1,371	(816)

Total Options Written (premiums received $364,687)								$(231,832)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,373	2 Year U.S.Treasury Notes	Sep. 2019	$295,441,711	$279,907
1,646	5 Year U.S. Treasury Notes	Sep. 2019	194,485,187	1,113,407
385	10 Year Euro-Bund	Sep. 2019	75,622,722	388,960
246	10 Year U.S. Ultra Treasury Notes	Sep. 2019	33,978,750	277,084
52	30 Year Euro Buxl	Sep. 2019	11,997,315	205,345
614	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	109,023,375	3,089,235

				5,353,938

Short Positions:
952	10 Year U.S. Treasury Notes	Sep. 2019	121,826,250	(1,162,948)
97	20 Year U.S. Treasury Bonds	Sep. 2019	15,092,594	(155,592)
20	S&P 500 E-Mini Index	Sep. 2019	2,944,200	(49,077)

				(1,367,617)

				$3,986,321

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/21/19	BNP Paribas S.A.	ARS	8,272	$176,000	$179,518	$3,518	$—
Expiring 09/03/19	Citibank, N.A.	ARS	10,985	237,000	234,025	—	(2,975)
Brazilian Real,
Expiring 07/02/19	Bank of America, N.A.	BRL	2,714	705,000	706,588	1,588	—
Expiring 07/02/19	Citibank, N.A.	BRL	1,733	450,000	451,189	1,189	—
Expiring 07/02/19	Credit Suisse Securities (USA) LLC	BRL	4,560	1,168,000	1,187,201	19,201	—
Expiring 07/02/19	Goldman Sachs International	BRL	1,387	348,000	361,086	13,086	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,810	465,000	471,156	6,156	—
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	77	20,000	20,042	42	—
Expiring 08/02/19	Credit Suisse Securities (USA) LLC	BRL	4,509	1,168,000	1,170,330	2,330	—
Expiring 08/02/19	Credit Suisse Securities (USA) LLC	BRL	2,722	705,000	706,406	1,406	—
Expiring 08/02/19	Credit Suisse Securities (USA) LLC	BRL	1,814	470,000	470,938	938	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	BRL	12,728	3,280,000	3,288,662	8,662	—
Canadian Dollar,
Expiring 09/18/19	BNP Paribas S.A.	CAD	623	465,000	476,385	11,385	—
Expiring 09/18/19	Citibank, N.A.	CAD	822	627,000	628,321	1,321	—
Chilean Peso,
Expiring 07/24/19	Morgan Stanley & Co. International PLC	CLP	326,430	468,000	481,924	13,924	—
Colombian Peso,
Expiring 07/17/19	UBS AG	COP	1,526,595	465,000	474,394	9,394	—
Euro,
Expiring 07/03/19	UBS AG	EUR	12,088	13,754,935	13,751,135	—	(3,800)
Expiring 12/13/19	JPMorgan Chase Bank, N.A.	EUR	5,860	7,169,827	6,750,429	—	(419,398)
Expiring 02/25/20	JPMorgan Chase Bank, N.A.	EUR	5,860	7,221,542	6,785,062	—	(436,480)
Indonesian Rupiah,
Expiring 07/16/19	BNP Paribas S.A.	IDR	9,795,500	685,000	691,960	6,960	—
Expiring 07/24/19	Bank of America, N.A.	IDR	31,616,380	2,204,000	2,231,315	27,315	—
Expiring 07/24/19	Citibank, N.A.	IDR	23,908,072	1,687,315	1,687,304	—	(11)
Japanese Yen,
Expiring 09/18/19	Bank of America, N.A.	JPY	834,323	7,789,000	7,784,994	—	(4,006)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	JPY	833,873	7,789,000	7,780,797	—	(8,203)
Expiring 09/18/19	Standard Chartered PLC	JPY	193,449	1,793,000	1,805,059	12,059	—
Expiring 03/16/20	JPMorgan Chase Bank, N.A.	JPY	780,270	7,230,077	7,372,399	142,322	—
Mexican Peso,
Expiring 07/24/19	Bank of America, N.A.	MXN	11,445	593,000	593,698	698	—
Expiring 07/24/19	Bank of America, N.A.	MXN	8,997	468,000	466,684	—	(1,316)
Expiring 07/24/19	Barclays Bank PLC	MXN	22,961	1,194,076	1,191,084	—	(2,992)
Expiring 07/24/19	Citibank, N.A.	MXN	13,519	705,000	701,266	—	(3,734)
Expiring 07/24/19	JPMorgan Chase Bank, N.A.	MXN	17,649	917,000	915,496	—	(1,504)
Expiring 07/24/19	Morgan Stanley & Co. International PLC	MXN	8,973	470,000	465,456	—	(4,544)
Expiring 07/24/19	Morgan Stanley & Co. International PLC	MXN	8,721	452,000	452,387	387	—
New Taiwanese Dollar,
Expiring 07/05/19	BNP Paribas S.A.	TWD	14,667	464,000	472,426	8,426	—
Expiring 07/05/19	UBS AG	TWD	3,735	118,894	120,290	1,396	—
Polish Zloty,
Expiring 07/24/19	Bank of America, N.A.	PLN	2,650	705,000	710,299	5,299	—
Expiring 07/24/19	BNP Paribas S.A.	PLN	569	149,697	152,624	2,927	—
Expiring 07/24/19	Deutsche Bank AG	PLN	1,423	374,242	381,498	7,256	—
Expiring 07/24/19	JPMorgan Chase Bank, N.A.	PLN	232	61,061	62,247	1,186	—
Russian Ruble,
Expiring 07/24/19	Deutsche Bank AG	RUB	29,921	474,000	471,359	—	(2,641)
South African Rand,
Expiring 07/08/19	Citibank, N.A.	ZAR	5,968	411,600	423,157	11,557	—
Expiring 07/24/19	Bank of America, N.A.	ZAR	5,398	374,697	381,950	7,253	—
Expiring 07/24/19	Bank of America, N.A.	ZAR	5,353	360,000	378,809	18,809	—
Expiring 07/24/19	BNP Paribas S.A.	ZAR	10,088	705,000	713,851	8,851	—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
South African Rand (continued),
Expiring 07/24/19	BNP Paribas S.A.	ZAR	6,725	$470,000	$475,905	$5,905	$—
Expiring 07/24/19	BNP Paribas S.A.	ZAR	2,158	149,879	152,714	2,835	—
Expiring 07/24/19	Morgan Stanley & Co. International PLC	ZAR	2,158	149,879	152,708	2,829	—
Expiring 07/24/19	UBS AG	ZAR	3,414	234,000	241,588	7,588	—
Expiring 07/24/19	UBS AG	ZAR	440	30,545	31,133	588	—
Expiring 08/21/19	Bank of America, N.A.	ZAR	32,926	2,322,750	2,321,590	—	(1,160)
South Korean Won,
Expiring 07/24/19	Bank of America, N.A.	KRW	825,767	705,000	715,731	10,731	—
Swedish Krona,
Expiring 09/18/19	Bank of America, N.A.	SEK	16,542	1,793,000	1,791,739	—	(1,261)
Turkish Lira,
Expiring 07/08/19	UBS AG	TRY	1,365	232,347	234,377	2,030	—
Expiring 07/10/19	UBS AG	TRY	1,093	172,000	187,549	15,549	—
Expiring 07/24/19	Bank of America, N.A.	TRY	4,156	710,000	707,264	—	(2,736)
Expiring 07/24/19	Bank of America, N.A.	TRY	1,387	236,000	236,054	54	—
Expiring 07/24/19	BNP Paribas S.A.	TRY	2,774	470,000	471,968	1,968	—

				$85,213,363	$84,723,520	406,918	(896,761)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/21/19	Bank of America, N.A.	ARS	16,599	$322,000	$360,232	$—	$(38,232)
Brazilian Real,
Expiring 07/02/19	BNP Paribas S.A.	BRL	1,803	466,316	469,369	—	(3,053)
Expiring 07/02/19	Credit Suisse Securities (USA) LLC	BRL	4,496	1,168,000	1,170,326	—	(2,326)
Expiring 07/02/19	Credit Suisse Securities (USA) LLC	BRL	2,714	705,000	706,404	—	(1,404)
Expiring 07/02/19	Credit Suisse Securities (USA) LLC	BRL	1,809	470,000	470,936	—	(936)
Expiring 07/02/19	Morgan Stanley & Co. International PLC	BRL	1,348	346,684	351,048	—	(4,364)
Canadian Dollar,
Expiring 09/18/19	Bank of America, N.A.	CAD	836	627,000	639,493	—	(12,493)
Expiring 09/18/19	Bank of America, N.A.	CAD	616	465,000	471,233	—	(6,233)
Chilean Peso,
Expiring 07/24/19	Credit Suisse Securities (USA) LLC	CLP	316,930	468,000	467,899	101	—
Colombian Peso,
Expiring 07/17/19	Natwest Markets PLC	COP	1,488,930	465,000	462,690	2,310	—
Euro,
Expiring 07/03/19	BNP Paribas S.A.	EUR	4,040	4,533,793	4,595,846	—	(62,053)
Expiring 07/03/19	BNP Paribas S.A.	EUR	3,950	4,461,358	4,493,463	—	(32,105)
Expiring 07/03/19	Standard Chartered PLC	EUR	4,098	4,595,634	4,661,826	—	(66,192)
Expiring 08/06/19	UBS AG	EUR	12,088	13,793,013	13,790,161	2,852	—
Expiring 09/09/19	JPMorgan Chase Bank, N.A.	EUR	277	312,555	316,711	—	(4,156)
Expiring 09/09/19	Bank of America, N.A.	EUR	866	984,661	990,467	—	(5,806)
Expiring 12/13/19	Deutsche Bank AG	EUR	5,860	7,600,420	6,750,429	849,991	—
Expiring 02/25/20	Deutsche Bank AG	EUR	5,860	7,649,645	6,785,062	864,583	—
Indonesian Rupiah,
Expiring 07/15/19	UBS AG	IDR	6,670,710	470,000	471,278	—	(1,278)
Expiring 07/16/19	JPMorgan Chase Bank, N.A.	IDR	4,960,085	342,500	350,383	—	(7,883)
Expiring 07/16/19	UBS AG	IDR	5,009,063	342,500	353,843	—	(11,343)
Expiring 07/24/19	Bank of America, N.A.	IDR	24,204,534	1,687,315	1,708,227	—	(20,912)
Expiring 07/24/19	Citibank, N.A.	IDR	23,421,853	1,653,000	1,652,989	11	—
Expiring 07/24/19	JPMorgan Chase Bank, N.A.	IDR	7,914,564	551,000	558,568	—	(7,568)
Expiring 07/24/19	UBS AG	IDR	6,695,488	466,000	472,531	—	(6,531)
Expiring 08/07/19	Standard Chartered PLC	IDR	39,007,061	2,653,000	2,748,281	—	(95,281)
Expiring 08/08/19	BNP Paribas S.A.	IDR	728,068	50,113	51,291	—	(1,178)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Indonesian Rupiah (continued),
Expiring 08/08/19	UBS AG	IDR	13,966,930	$957,426	$983,934	$—	$(26,508)
Expiring 08/14/19	Citibank, N.A.	IDR	39,007,061	2,638,732	2,745,944	—	(107,212)
Japanese Yen,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	JPY	192,606	1,793,000	1,797,189	—	(4,189)
Expiring 03/16/20	HSBC Bank PLC	JPY	780,270	7,788,681	7,372,399	416,282	—
Mexican Peso,
Expiring 07/24/19	Bank of America, N.A.	MXN	9,013	470,000	467,555	2,445	—
Expiring 07/24/19	Bank of America, N.A.	MXN	8,323	432,000	431,736	264	—
Expiring 07/24/19	Bank of America, N.A.	MXN	6,726	349,000	348,884	116	—
Expiring 07/24/19	Barclays Bank PLC	MXN	5,310	276,150	275,458	692	—
Expiring 07/24/19	BNP Paribas S.A.	MXN	10,682	555,070	554,109	961	—
Expiring 07/24/19	BNP Paribas S.A.	MXN	7,296	379,076	378,472	604	—
Expiring 07/24/19	BNP Paribas S.A.	MXN	1,421	73,850	73,732	118	—
Expiring 07/24/19	BNP Paribas S.A.	MXN	576	29,930	29,870	60	—
Expiring 07/24/19	Citibank, N.A.	MXN	8,970	470,000	465,304	4,696	—
Expiring 07/24/19	Deutsche Bank AG	MXN	8,982	466,000	465,945	55	—
Expiring 08/21/19	Barclays Bank PLC	MXN	32,504	1,679,938	1,677,962	1,976	—
Expiring 08/21/19	Barclays Bank PLC	MXN	20,732	1,073,512	1,070,260	3,252	—
New Taiwanese Dollar,
Expiring 07/05/19	BNP Paribas S.A.	TWD	18,239	582,894	587,471	—	(4,577)
Expiring 09/18/19	Bank of America, N.A.	TWD	240,213	7,789,000	7,769,770	19,230	—
Polish Zloty,
Expiring 07/24/19	Deutsche Bank AG	PLN	2,181	585,000	584,604	396	—
Russian Ruble,
Expiring 07/24/19	BNP Paribas S.A.	RUB	29,909	474,000	471,173	2,827	—
Expiring 08/07/19	HSBC Bank PLC	RUB	71,672	1,112,485	1,126,746	—	(14,261)
Expiring 08/07/19	HSBC Bank PLC	RUB	53,975	826,739	848,533	—	(21,794)
Expiring 08/07/19	HSBC Bank PLC	RUB	25,418	385,121	399,590	—	(14,469)
Expiring 08/07/19	Morgan Stanley & Co. International PLC	RUB	44,682	684,525	702,430	—	(17,905)
Expiring 08/07/19	Morgan Stanley & Co. International PLC	RUB	35,975	544,862	565,547	—	(20,685)
Expiring 08/07/19	Morgan Stanley & Co. International PLC	RUB	18,665	283,193	293,421	—	(10,228)
Expiring 08/07/19	Morgan Stanley & Co. International PLC	RUB	18,600	281,285	292,406	—	(11,121)
Singapore Dollar,
Expiring 09/18/19	HSBC Bank PLC	SGD	10,530	7,789,000	7,792,682	—	(3,682)
South African Rand,
Expiring 07/08/19	BNP Paribas S.A.	ZAR	3,970	274,400	281,515	—	(7,115)
Expiring 07/08/19	Goldman Sachs International	ZAR	1,994	137,200	141,419	—	(4,219)
Expiring 07/24/19	Bank of America, N.A.	ZAR	9,998	705,000	707,457	—	(2,457)
Expiring 07/24/19	BNP Paribas S.A.	ZAR	3,443	233,000	243,602	—	(10,602)
Expiring 07/24/19	BNP Paribas S.A.	ZAR	3,440	234,000	243,438	—	(9,438)
Expiring 07/24/19	Goldman Sachs International	ZAR	3,840	266,000	271,744	—	(5,744)
Expiring 07/24/19	HSBC Bank PLC	ZAR	10,008	705,000	708,185	—	(3,185)
Expiring 07/24/19	UBS AG	ZAR	4,821	331,000	341,139	—	(10,139)
Expiring 07/24/19	UBS AG	ZAR	29	2,000	2,061	—	(61)
Expiring 08/21/19	Bank of America, N.A.	ZAR	52,063	3,528,438	3,670,897	—	(142,459)
Expiring 08/21/19	BNP Paribas S.A.	ZAR	40,859	2,791,535	2,880,928	—	(89,393)
South Korean Won,
Expiring 07/24/19	Bank of America, N.A.	KRW	1,087,298	940,000	942,412	—	(2,412)
Expiring 07/24/19	BNP Paribas S.A.	KRW	957,002	828,000	829,479	—	(1,479)
Expiring 07/24/19	BNP Paribas S.A.	KRW	546,315	473,000	473,517	—	(517)
Swedish Krona,
Expiring 09/18/19	Bank of America, N.A.	SEK	16,481	1,793,000	1,785,124	7,876	—
Swiss Franc,
Expiring 09/09/19	Bank of America, N.A.	CHF	113	114,176	116,901	—	(2,725)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Turkish Lira,
Expiring 07/08/19	Citibank, N.A.	TRY	1,368	$232,347	$234,975	$—	$(2,628)
Expiring 07/10/19	BNP Paribas S.A.	TRY	1,122	172,000	192,548	—	(20,548)
Expiring 07/24/19	Citibank, N.A.	TRY	1,398	234,000	237,823	—	(3,823)

				$112,414,072	$111,199,276	2,181,698	(966,902)

						$2,588,616	$(1,863,663)

Cross currency exchange contracts outstanding at June 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/19	Buy	CHF	1,538	JPY	170,017	$720	$—	Citibank, N.A.
09/18/19	Buy	CHF	3,840	JPY	421,315	31,412	—	Citibank, N.A.
09/18/19	Buy	JPY	114,513	CHF	1,045	—	(9,873)	HSBC Bank PLC
09/18/19	Buy	JPY	198,272	CHF	1,793	—	(220)	Citibank, N.A.
09/18/19	Buy	JPY	278,402	CHF	2,540	—	(23,397)	HSBC Bank PLC
09/18/19	Buy	NZD	4,482	SEK	27,461	41,213	—	Bank of America, N.A.
09/18/19	Buy	SEK	13,798	NZD	2,241	—	(13,295)	Bank of America, N.A.
09/18/19	Buy	SEK	13,800	NZD	2,241	—	(13,052)	Bank of America, N.A.

						$73,345	$(59,837)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Beazer Homes USA, Inc.	06/20/20	5.000%(Q)	350	$(14,731)	$(31,840)	$17,109	Barclays Bank PLC
Dish DBS Corp	12/20/23	5.000%(Q)	372	(11,510)	18,862	(30,372)	Goldman Sachs International
Dish DBS Corp	12/20/23	5.000%(Q)	370	(9,381)	10,586	(19,967)	Goldman Sachs International
Frontier Communications Corp.	12/20/19	5.000%(Q)	179	24,148	18,892	5,256	JPMorgan Chase Bank, N.A.
Frontier Communications Corp.	06/20/21	5.000%(Q)	279	89,867	74,013	15,854	Barclays Bank PLC
Frontier Communications Corp.	06/20/21	5.000%(Q)	179	56,292	56,478	(186)	Barclays Bank PLC
Frontier Communications Corp.	06/20/21	5.000%(Q)	100	31,327	25,375	5,952	Barclays Bank PLC
HCA, Inc.	06/20/20	5.000%(Q)	505	(24,627)	(42,967)	18,340	JPMorgan Chase Bank, N.A.
HCA, Inc.	06/20/20	5.000%(Q)	150	(7,315)	(12,821)	5,506	JPMorgan Chase Bank, N.A.
KB Home	12/20/23	5.000%(Q)	352	(48,966)	(29,066)	(19,900)	JPMorgan Chase Bank, N.A.
Realogy Group LLC	12/20/23	5.000%(Q)	176	14,681	(1,613)	16,294	JPMorgan Chase Bank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	180	28,913	23,377	5,536	HSBC Bank PLC
Republic of Argentina	06/20/24	5.000%(Q)	169	27,146	23,578	3,568	Barclays Bank PLC
Republic of Argentina	06/20/24	5.000%(Q)	97	15,581	12,922	2,659	Goldman Sachs International
Republic of Brazil	06/20/24	1.000%(Q)	5,999	137,034	189,704	(52,670)	Citibank, N.A.
Republic of Brazil	06/20/24	1.000%(Q)	3,447	78,738	118,583	(39,845)	Citibank, N.A.
Republic of Brazil	06/20/24	1.000%(Q)	2,760	63,045	87,089	(24,044)	BNP Paribas S.A.
Republic of Brazil	06/20/24	1.000%(Q)	907	20,718	31,202	(10,484)	Citibank, N.A.
Republic of Brazil	06/20/24	1.000%(Q)	730	16,675	23,034	(6,359)	BNP Paribas S.A.
Republic of Colombia	06/20/24	1.000%(Q)	4,743	(20,793)	35,454	(56,247)	Citibank, N.A.
Republic of Philippines	06/20/24	1.000%(Q)	3,385	(84,702)	(62,334)	(22,368)	Citibank, N.A.
Republic of South Africa	06/20/24	1.000%(Q)	4,342	133,903	194,142	(60,239)	Goldman Sachs International
Republic of Turkey	06/20/24	1.000%(Q)	1,027	129,798	104,078	25,720	Morgan Stanley & Co. International PLC
Republic of Turkey	06/20/24	1.000%(Q)	890	112,504	89,585	22,919	BNP Paribas S.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1) (continued):
RR Donnelley & Sons Co	12/20/23	5.000%(Q)	180	$22,460	$9,125	$13,335	JPMorgan Chase Bank, N.A.
State of Qatar	06/20/24	1.000%(Q)	678	(12,003)	(10,031)	(1,972)	Morgan Stanley & Co. International PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	200	(814)	(7,401)	6,587	Goldman Sachs International
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	175	(711)	(6,475)	5,764	Goldman Sachs International
Transocean Inc.	06/20/22	1.000%(Q)	345	24,796	33,676	(8,880)	Morgan Stanley & Co. International PLC
United Mexican States	06/20/20	1.000%(Q)	1,765	(11,584)	15,519	(27,103)	JPMorgan Chase Bank, N.A.
United Mexican States	09/20/20	1.000%(Q)	1,765	(12,986)	23,388	(36,374)	Bank of America, N.A.
United Mexican States	06/20/24	1.000%(Q)	4,479	21,852	70,933	(49,081)	HSBC Bank PLC
United Mexican States	06/20/24	1.000%(Q)	2,788	13,602	49,478	(35,876)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	1,156	5,639	18,304	(12,665)	HSBC Bank PLC
United Mexican States	06/20/24	1.000%(Q)	719	3,509	12,767	(9,258)	Citibank, N.A.

				$812,105	$1,165,596	$(353,491)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	350	3.645%	$17,679	$29,259	$(11,580)	Barclays Bank PLC
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	167	3.645%	8,435	7,442	993	Goldman Sachs International
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	100	3.645%	5,061	4,572	489	Goldman Sachs International
United Mexican States	06/20/20	1.000%(Q)	1,765	0.361%	11,583	(18,087)	29,670	Bank of America, N.A.
United Mexican States	09/20/20	1.000%(Q)	1,765	0.425%	12,986	(20,290)	33,276	JPMorgan Chase Bank, N.A.

					$55,744	$2,896	$52,848

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	70,660	$(1,439,008)	$(1,532,842)	$(93,834)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,273	$(11,067)	$(958)	$(10,109)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	549	(4,768)	110	(4,878)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	19,978	19,354	624	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	930	(9,536)	11,466	(21,002)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500%(M)	750	(7,690)	9,380	(17,070)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	(6,460)	7,767	(14,227)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	(5,434)	6,535	(11,969)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	(3,487)	4,602	(8,089)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	330	10,751	11,694	(943)	Citigroup Global Markets, Inc.

				$(17,713)	$69,950	$(87,663)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$(19,979)$	(16,565)	$(3,414)	Credit Suisse International
CMBX.NA.7.AAA	01/17/47	0.500%(M)	4,977	*	54,094	(166,322)	220,416	Morgan Stanley & Co. International PLC
CMBX.NA.8.A	10/17/57	2.000%(M)	198	*	3,003	(11,363)	14,366	Goldman Sachs International
CMBX.NA.8.A	10/17/57	2.000%(M)	160	*	2,426	(16,825)	19,251	Goldman Sachs International
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	170	*	(5,538)	(8,608)	3,070	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(5,212)	(9,750)	4,538	Morgan Stanley & Co. International PLC
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	7,198	(34,891)	42,089	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	3,599	(17,736)	21,335	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	(789)	(2,259)	1,470	JPMorgan Chase Bank, N.A.

					$38,802	$(284,319)	$323,121

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
22,805	04/15/29	2.145%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(475,425)	$(475,425)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	79,090	06/20/21	1.710%(S)	3 Month Canadian Bankers Acceptance(2)(S)	$435	$(81,213)	$(81,648)
EUR	11,864	08/15/28	0.139%(A)	6 Month EURIBOR(1)(S)	—	(29,563)	(29,563)
EUR	11,864	08/15/28	0.150%(A)	6 Month EURIBOR(1)(S)	—	(42,135)	(42,135)
EUR	23,370	08/15/28	0.157%(A)	6 Month EURIBOR(1)(S)	—	(100,302)	(100,302)
EUR	23,370	08/15/28	0.198%(A)	6 Month EURIBOR(1)(S)	—	(199,454)	(199,454)
MXN	119,709	10/07/20	8.206%(M)	28 Day Mexican Interbank Rate(2)(M)	(16)	29,690	29,706
MXN	28,435	10/14/22	7.105%(M)	28 Day Mexican Interbank Rate(1)(M)	(35)	8,156	8,191
MXN	21,573	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	(26)	6,020	6,046
MXN	28,012	02/02/24	8.125%(M)	28 Day Mexican Interbank Rate(2)(M)	56	50,751	50,695
MXN	20,131	02/05/24	8.135%(M)	28 Day Mexican Interbank Rate(2)(M)	13	36,666	36,653
MXN	57,632	05/27/24	7.810%(M)	28 Day Mexican Interbank Rate(2)(M)	101	68,539	68,438
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	111	(48,786)	(48,897)
	620	08/25/25	2.131%(S)	3 Month LIBOR(2)(Q)	—	15,091	15,091
	437	09/11/25	2.272%(S)	3 Month LIBOR(1)(Q)	—	(14,583)	(14,583)
ZAR	90,736	09/18/21	6.730%(Q)	3 Month JIBAR(1)(Q)	—	(5,454)	(5,454)
ZAR	90,736	09/18/21	6.740%(Q)	3 Month JIBAR(1)(Q)	—	(6,639)	(6,639)

					$639	$(313,216)	$(313,855)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements:
BRL	10,317	01/02/23	8.270%(T)	1 Day BROIS(2)(T)	$176,750	$—	$176,750	JPMorgan Chase Bank, N.A.
BRL	10,899	01/02/25	8.490%(T)	1 Day BROIS(2)(T)	275,061	—	275,061	Citibank, N.A.
MXN	9,298	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	(24,186)	(48)	(24,138)	Citibank, N.A.
MXN	27,703	08/06/25	6.321%(M)	28 Day Mexican Interbank Rate(2)(M)	(73,860)	(140)	(73,720)	Goldman Sachs International
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	74,085	—	74,085	Bank of America, N.A.
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	74,085	—	74,085	Bank of America, N.A.
MXN	1,127	12/05/25	6.270%(M)	28 Day Mexican Interbank Rate(2)(M)	(3,328)	(34)	(3,294)	Bank of America, N.A.

					$498,607	$(222)	$498,829

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Canadian Natural Resources Ltd.(Q)	3 Month LIBOR minus 45 bps(Q)	BNP Paribas S.A.	11/27/19	(92)	$(2,318)	$—	$(2,318)
Charter Communications, Inc.(M)	1 Month LIBOR plus 10 bps(M)	BNP Paribas S.A.	8/06/19	(90)	(1,676)	—	(1,676)
Charter Communications, Inc.(M)	1 Month LIBOR plus 5 bps(M)	BNP Paribas S.A.	8/27/19	(182)	(1,703)	—	(1,703)
Intelsat S.A.(Q)	3 Month LIBOR minus 52 bps(Q)	Credit Suisse International	6/11/20	(294)	(493)	—	(493)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Total return swap agreements outstanding at June 30, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(18)	$ (820)	$ —	$ (820)
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(8)	694	—	694
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(5)	(278)	—	(278)
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(4)	(201)	—	(201)
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(3)	595	—	595
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(3)	316	—	316
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(2)	301	—	301
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(2)	64	—	64
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(2)	(41)	—	(41)
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(2)	(168)	—	(168)
Quorum Health Corp.(Q)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(4)	(383)	—	(383)
SPDR S&P Oil & Gas Exploration & Production ETF(M)	1 Month LIBOR minus 70 bps(M)	BNP Paribas S.A.	8/06/19	(86)	(4,748)	—	(4,748)
Sprint Corp.(Q)	3 Month LIBOR(Q)	Citibank, N.A.	6/11/20	(125)	426	—	426
Sprint Corp.(Q)	3 Month LIBOR(Q)	Citibank, N.A.	6/11/20	(125)	166	—	166
Superior Energy Services, Inc.(Q)	3 Month LIBOR minus 45 bps(Q)	BNP Paribas S.A.	1/31/20	(42)	27,247	—	27,247
Superior Energy Services, Inc.(Q)	3 Month LIBOR minus 15 bps(Q)	Citibank, N.A.	5/15/20	(66)	33,999	—	33,999
Superior Energy Services, Inc.(Q)	3 Month LIBOR minus 15 bps(Q)	Citibank, N.A.	5/15/20	(38)	19,843	—	19,843
Superior Energy Services, Inc.(Q)	3 Month LIBOR minus 15 bps(Q)	Citibank, N.A.	5/15/20	(34)	16,621	—	16,621

					$87,443	$ —	$ 87,443

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,482,325	$(528,424)	$1,262,239	$(741,152)

Reverse repurchase agreements outstanding at June 30, 2019:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2019
Bank of America, N.A.	2.750%	06/28/2019	$21,123,538	07/01/2019	$21,123,538
Bank of America, N.A.	2.750%	06/28/2019	9,858,160	07/01/2019	9,858,160

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Reverse repurchase agreements outstanding at June 30, 2019 (continued):

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2019
Bank of America, N.A.	2.750%	06/28/2019	$2,047,500	07/01/2019	$2,047,500
Barclays Capital, Inc.	2.400%	01/24/2019	797,138	Open	797,138
BNP Paribas S.A.	2.600%	12/17/2018	152,550	Open	152,550
Credit Suisse Group AG.	2.000%	01/29/2019	198,765	Open	198,765
Goldman Sachs & Co. LLC	0.500%	02/13/2019	631,694	Open	631,694

			$34,809,345		$34,809,345

Open maturity date — Certain agreements have no stated maturity and can be terminated by either party at any time.

The aggregate value of Reverse Repurchase Agreements is $34,809,345. U.S. treasury securities and corporate bonds with a combined market value of $35,228,382 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of June 30, 2019.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Bank of America, N.A.	$4,784,061	$—
JPMorgan Securities LLC	3,246,430	—
Morgan Stanley & Co. International PLC	290,000	—

Total	$8,320,491	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$20,314,217	$—
Collateralized Loan Obligations	—	149,387,039	1,063,733
Consumer Loans	—	10,127,809	—
Credit Cards	—	4,637,392	—
Equipment	—	4,845,472	—
Home Equity Loans	—	21,440,485	—
Manufactured Housing	—	2,979,127	—
Other	—	20,609,772	1,895,466
Residential Mortgage-Backed Securities	—	86,110,011	1,434,869
Student Loans	—	6,228,033	—
Bank Loans	—	41,919,983	23,255,805
Commercial Mortgage-Backed Securities	—	175,434,599	—
Convertible Bonds	—	5,925,930	—
Corporate Bonds	—	1,271,013,295	1,250,000
Municipal Bonds	—	133,253,344	—
Residential Mortgage-Backed Securities	—	246,503,884	—
Sovereign Bonds.	—	130,979,953	—
U.S. Government Agency Obligations	—	1,023,377,542	—
U.S. Treasury Obligations	—	845,091,413	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks	$7,056,316	$—	$—
Warrants	24,661	—	—
Affiliated Mutual Funds	143,337,679	—	—
Borrowed Bond Agreements	—	3,093,935	—
Options Purchased	—	671,016	—
Borrowed Bonds—Short	—	(3,226,186)	—
Options Written	—	(231,832)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(91,396,784)	—
Futures Contracts	3,986,321	—	—
OTC Forward Foreign Currency Exchange Contracts	—	724,953	—
OTC Cross Currency Exchange Contracts	—	13,508	—
Centrally Cleared Credit Default Swap Agreement	—	(93,834)	—
OTC Credit Default Swap Agreements	—	888,938	—
Centrally Cleared Inflation Swap Agreement	—	(475,425)	—
Centrally Cleared Interest Rate Swap Agreements	—	(313,855)	—
OTC Interest Rate Swap Agreements	—	498,607	—
OTC Total Return Swap Agreements	—	87,443	—

Total	$154,404,977	$4,110,419,784	$28,899,873

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Other	Asset-Backed Securities-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 12/31/18	$1,069,999	$2,393,982	$8,209,396	$31,304,883	$—	$2,043,738
Realized gain (loss)	—	161,968	130,207	14,766	—	—
Change in unrealized appreciation (depreciation)	—	(266,872)	(619,879)	674,447	—	—
Purchases/Exchanges/Issuances	—	—	—	6,781,461	1,250,000	—
Sales/Paydowns	(6,266)	(397,276)	(245,185)	(8,808,518)	—	—
Accrued discount/premium	—	3,664	745,948	6,291	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	(6,785,618)	(6,717,525)	—	(2,043,738)

Balance as of 06/30/19	$1,063,733	$1,895,466	$1,434,869	$23,255,805	$1,250,000	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(266,872)	$(619,879)	$674,930	$—	$—

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at the net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$1,063,733	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Other	1,895,466	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Residential Mortgage-Backed Securities	1,434,869	Pricing at Cost	Unadjusted Purchase Price
Bank Loans	23,255,805	Market Approach	Single Broker Indicative Quote
Corporate Bonds	1,250,000	Pricing at Cost	Unadjusted Purchase Price

	$28,899,873

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-Residential Mortgage-Backed Securities	$6,785,618	L3 to L2	Cost to Evaluated bid
Bank Loans	$6,717,525	L3 to L2	Single broker quote to Multiple broker quotes
Residential Mortgage-Backed Securities	$2,043,738	L3 to L2	Single broker quote to Evaluated bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	21.4
Banks	8.7
Residential Mortgage-Backed Securities	8.4
Commercial Mortgage-Backed Securities	4.4
Collateralized Loan Obligations	3.8
Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	3.6
Municipal Bonds	3.4
Sovereign Bonds	3.3
Electric	2.3
Pipelines	2.3
Oil & Gas	2.3
Telecommunications	1.7
Media	1.3
Pharmaceuticals	1.3
Auto Manufacturers	1.1
Diversified Financial Services	1.0
Semiconductors	0.9
Chemicals	0.9
Aerospace & Defense	0.9
Healthcare-Services	0.9
Retail	0.7
Software	0.7
Real Estate Investment Trusts (REITs)	0.6
Other	0.6
Home Equity Loans	0.5
Automobiles	0.5
Computers	0.5
Beverages	0.5
Airlines	0.4
Commercial Services	0.4
Insurance	0.4
Transportation	0.4
Internet	0.4
Agriculture	0.3
Healthcare-Products	0.3
Biotechnology	0.3
Consumer Loans	0.3
Oil & Gas Services	0.2
Mining	0.2
Miscellaneous Manufacturing	0.2
Student Loans	0.2
Environmental Control	0.1

Entertainment	0.1%
Home Builders	0.1
Forest Products & Paper	0.1
Building Materials	0.1
Equipment	0.1
Foods	0.1
Credit Cards	0.1
Electrical Components & Equipment	0.1
Machinery-Diversified	0.1
Engineering & Construction	0.1
Iron/Steel	0.1
Holding Companies-Diversified	0.1
Borrowed Bond Agreements	0.1
Manufactured Housing	0.1
Gas	0.1
Savings & Loans	0.1
Packaging & Containers	0.1
Trucking & Leasing	0.1
Oil, Gas & Consumable Fuels	0.1
Electronics	0.1
Home Furnishings	0.1
Cosmetics/Personal Care	0.1
Hotels, Restaurants & Leisure	0.1
Real Estate	0.0	*
Household Durables	0.0	*
Lodging	0.0	*
Options Purchased	0.0	*
Leisure Time	0.0	*
Health Care Providers & Services	0.0	*
Distribution/Wholesale	0.0	*
Energy Equipment & Services	0.0	*
Auto Parts & Equipment	0.0	*
Household Products/Wares	0.0	*
Advertising	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Diversified Telecommunication Services	0.0	*
Metal Fabricate/Hardware	0.0	*

	110.7
Borrowed Bonds—Short	(0.1)
Options Written	(0.0	)*
Liabilities in excess of other assets	(10.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker—variation margin swaps	$93,834	*
Credit contracts	Premiums paid for OTC swap agreements	1,482,325		Premiums received for OTC swap agreements	528,202
Credit contracts	Unrealized appreciation on OTC swap agreements	561,986		Unrealized depreciation on OTC swap agreements	627,171
Equity contracts	—	—		Due from/to broker—variation margin futures	49,077	*
Equity contracts	Unaffiliated investments	24,661		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	100,272		Unrealized depreciation on OTC swap agreements	12,829
Foreign exchange contracts	Unaffiliated investments	671,016		Options written outstanding, at value	231,832
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	73,345		Unrealized depreciation on OTC cross currency exchange contracts	59,837
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,588,616		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,863,663
Interest rate contracts	Due from/to broker—variation margin futures	5,353,938	*	Due from/to broker— variation margin futures	1,318,540	*
Interest rate contracts	Due from/to broker—variation margin swaps	214,820	*	Due from/to broker— variation margin swaps	1,004,100	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	222
Interest rate contracts	Unrealized appreciation on OTC swap agreements	599,981		Unrealized depreciation on OTC swap agreements	101,152

		$11,670,960			$5,890,459

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(1,370,014)
Equity contracts	—	—	(226,700)	—	76,608
Foreign exchange contracts	(951,802)	779,545	—	(2,908,058)	—
Interest rate contracts	(425,074)	7,652	16,683,341	—	160,233

Total	$(1,376,876)	$787,197	$16,456,641	$(2,908,058)	$(1,133,173)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$(443,948)
Equity contracts	(131)	—	—	(100,906)	—	(50,297)
Foreign exchange contracts	—	(213,991)	154,609	—	1,884,341	—
Interest rate contracts	—	(442,176)	348,532	(2,550,596)	—	(364,062)

Total	$(131)	$(656,167)	$503,141	$(2,651,502)	$1,884,341	$(858,307)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$2,403,328	$133,042,418	$672,937,344	$257,509,910	$71,860,879

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$112,118,432	$14,211,108	$530,042,245	$86,444,139

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$15,264,248	$101,910	$825,652	$62,125,964

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$120,673,352	$(120,673,352)	$—
Borrowed Bonds Agreements	Bank of America N.A.	333,936	(333,936)	—
Borrowed Bonds Agreements	Barclays Capital, Inc.	846,615	(736,981)	109,634
Borrowed Bonds Agreements	Citigroup Global Markets, Inc.	471,488	(471,488)	—
Borrowed Bonds Agreements	Credit Suisse Securities (USA) LLC	807,001	(768,182)	38,819
Borrowed Bonds Agreements	RBC Capital Markets, LLC	634,895	(593,997)	40,898
Reverse Repurchase Agreements	Goldman Sachs & Co. LLC	(631,694)	631,694	—
Reverse Repurchase Agreements	Credit Suisse Securities (USA) LLC	(198,765)	198,765	—
Reverse Repurchase Agreements	BBNP Paribas	(152,550)	152,550	—
Reverse Repurchase Agreements	Barclays Capital, Inc.	(797,138)	797,138	—
Reverse Repurchase Agreements	Bank of America NA	(33,029,198)	32,904,064	(125,134)

		$88,957,942

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$603,994	$(366,936)	$237,058	$(163,768)	$73,290
Barclays Bank PLC	277,813	(46,598)	231,215	(231,215)	—
BNP Paribas S.A.	330,726	(282,906)	47,820	(47,820)	—
Citibank, N.A.	834,210	(454,596)	379,614	(310,002)	69,612
Citigroup Global Markets, Inc.	11,694	(943)	10,751	(10,385)	366
Credit Suisse International	11,466	(41,474)	(30,008)	22,013	(7,995)
Credit Suisse Securities (USA) LLC	23,976	(4,666)	19,310	—	19,310
Deutsche Bank AG	1,829,528	(97,782)	1,731,746	(9,364)	1,722,382
Goldman Sachs International	311,721	(236,465)	75,256	(75,256)	—
HSBC Bank PLC	806,322	(314,551)	491,771	—	491,771
JPMorgan Chase Bank, N.A.	539,051	(1,039,960)	(500,909)	—	(500,909)
Morgan Stanley & Co. International PLC	443,274	(316,898)	126,376	(110,000)	16,376
Natwest Markets PLC	2,310	—	2,310	—	2,310
Standard Chartered PLC	12,059	(161,473)	(149,414)	—	(149,414)
UBS AG	39,397	(59,660)	(20,263)	—	(20,263)

	$6,077,541	$(3,424,908)	$2,652,633	$(935,797)	$1,716,836

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $120,673,352:
Unaffiliated investments (cost $4,148,156,170)	$4,239,925,101
Affiliated investments (cost $143,332,124)	143,337,679
Foreign currency, at value (cost $4,372,531)	4,434,788
Cash segregated for counterparty—OTC	40,000
Receivable for investments sold	541,737,931
Dividends and interest receivable	26,115,355
Deposit with broker for centrally cleared/exchange-traded derivatives	8,320,491
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,588,616
Premiums paid for OTC swap agreements	1,482,325
Unrealized appreciation on OTC swap agreements	1,262,239
Receivable for Portfolio shares sold	1,105,359
Unrealized appreciation on OTC cross currency exchange contracts	73,345
Prepaid expenses and other assets	20,493

Total Assets	4,970,443,722

LIABILITIES
Payable for investments purchased	749,595,087
Payable to broker for collateral for securities on loan	123,137,805
Forward commitment contracts, at value (proceeds receivable $90,961,897)	91,396,784
Reverse repurchase agreements	34,809,345
Borrowed bonds—short (proceeds received $3,436,597)	3,226,186
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,863,663
Accrued expenses and other liabilities	1,333,585
Cash segregated from counterparty—OTC	1,175,287
Unrealized depreciation on OTC swap agreements	741,152
Management fee payable	728,582
Premiums received for OTC swap agreements	528,424
Options written outstanding, at value (proceeds received $364,687)	231,832
Due to broker-variation margin swaps	162,878
Distribution fee payable	162,459
Due to broker-variation margin futures	60,445
Payable for Portfolio shares repurchased	122,860
Payable to custodian	100,394
Unrealized depreciation on OTC cross currency exchange contracts	59,837
Affiliated transfer agent fee payable	369

Total Liabilities	1,009,436,974

NET ASSETS	$3,961,006,748

Net assets were comprised of:
Partners Equity	$3,961,006,748

Net asset value and redemption price per share, $3,961,006,748 / 273,950,086 outstanding shares of beneficial interest	$14.46

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $10,474 foreign withholding tax)	$68,639,584
Affiliated dividend income	663,291
Income from securities lending, net (including affiliated income of $94,455)	101,202
Unaffiliated dividend income	12,150

Total income	69,416,227

EXPENSES
Management fee	8,478,285
Distribution fee	4,655,513
Interest expense on borrowed bonds—short and reverse repurchase agreements	535,050
Custodian and accounting fees	391,597
Audit fee	35,569
Trustees’ fees	25,333
Shareholders’ reports	20,086
Legal fees and expenses	11,402
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,475
Miscellaneous	34,816

Total expenses	14,191,126
Less: Fee waiver and/or expense reimbursement	(651,772)

Net expenses	13,539,354

NET INVESTMENT INCOME (LOSS)	55,876,873

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $9,012)	17,738,815
Futures transactions	16,456,641
Forward and cross currency contract transactions	(2,908,058)
Options written transactions	787,197
Short sales transactions	(2,643,683)
Swap agreements transactions	(1,133,173)
Foreign currency transactions	226,393

28,524,132

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $8,310)	162,343,994
Futures	(2,651,502)
Forward and cross currency contracts	1,884,341
Options written	503,141
Short sales	(80,974)
Swap agreements	(858,307)
Foreign currencies	(293,066)

160,847,627

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	189,371,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$245,248,632

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$55,876,873	$103,944,673
Net realized gain (loss) on investment and foreign currency transactions	28,524,132	(60,956,023)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	160,847,627	(71,086,073)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	245,248,632	(28,097,423)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [24,963,232 and 43,550,687 shares, respectively]	346,849,139	586,928,984
Portfolio shares repurchased [10,645,888 and 61,813,287 shares, respectively]	(148,724,628)	(830,664,547)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	198,124,511	(243,735,563)

CAPITAL CONTRIBUTIONS	935	178,518

TOTAL INCREASE (DECREASE)	443,374,078	(271,654,468)
NET ASSETS:
Beginning of period	3,517,632,670	3,789,287,138

End of period	$3,961,006,748	$3,517,632,670

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF CASH FLOWS (unaudited)

For the Six Months Ended June 30, 2019

CASH FLOWS PROVIDED BY/(USED FOR) OPERATING ACTIVITIES:
Net Increase (decrease) in net assets resulting from operations	$245,248,632

ADJUSTMENTS TO RECONCILE NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY/(USED FOR) OPERATING ACTIVITIES:
Proceeds from disposition of long-term portfolio investments	6,150,696,747
Purchases of long-term portfolio investments	(6,269,144,351)
Net proceeds (purchases) of short-term portfolio investments	(81,574,633)
Costs to cover investments sold short	(3,278,206,491)
Proceeds from investments sold short	3,204,406,410
Net premiums (paid) received for OTC swap agreements	8,602,204
Net premiums (paid) received for options written	136,467
Net realized (gain) loss on investment transactions	(17,738,815)
Net realized (gain) loss on futures transactions	(16,456,641)
Net realized (gain) loss on options written transactions	(787,197)
Net realized (gain) loss on short sales transactions	2,643,683
Net realized (gain) loss on on swap agreements transactions	1,133,173
Net realized (gain) loss on on forward and cross currency contracts transactions	2,908,058
Net realized (gain) loss on on foreign currency transactions	(226,393)
Net change in unrealized (appreciation) depreciation on investment transactions	(162,343,994)
Net change in unrealized (appreciation) depreciation on futures transactions	2,651,502
Net change in unrealized (appreciation) depreciation on options written transactions	(503,141)
Net change in unrealized (appreciation) depreciation on short sales transactions	80,974
Net change in unrealized (appreciation) depreciation on swap agreements transactions	858,307
Net change in unrealized (appreciation) depreciation on forward and cross currency contracts	(1,884,341)
Net change in unrealized (appreciation) depreciation on foreign currencies	293,066
(Increase) Decrease in Assets:
Cash segregated for Counterparty—OTC	280,000
Receivable for investments sold	(24,544,603)
Dividends and interest receivable	(1,252,622)
Deposit with broker for centrally cleared/exchange-traded derivatives	(751,924)
Prepaid expenses	6,278
Due from broker-variation margin futures	560,896
Due from broker-variation margin swaps	140,125
Increase (Decrease) in Liabilities:
Payable for investments purchased	101,485,336
Payable to broker for collateral for securities on loan	93,944,416
Accrued expenses and other liabilities	899,951
Cash segregated from counterparty—OTC	(6,064,543)
Management fee payable	29,344
Due to broker- variation margin swaps	162,878
Distribution fee payable	16,066
Due to broker-variation margin futures	60,445
Payable to custodian	(117,554)
Interest payable on borrowed bonds—short	(75,273)

Total adjustments	(289,676,190)

Cash provided by (used for) operating activities	(44,427,558)

Effect of exchange rate changes on cash	(293,066)

Cash flows from financing activities:
Proceeds from shares sold, net of amounts receivable	347,169,957
Payment of Portfolio shares repurchased, net of amounts payable	(154,257,810)
Reverse repurchase agreements	(163,259,576)
Captial contributions	935

Cash provided by (used for) financing activities	29,653,506

Net increase (decrease) in cash and foreign currency, at value	(15,067,118)
Cash at beginning of year, including foreign currency	19,501,906

Cash at end of year, including foreign currency	$4,434,788

Supplemental disclosure of cash flow information
Cash paid during the year for interest expense	$75,273

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.0%

ASSET-BACKED SECURITIES — 21.4%
Automobiles — 10.2%
Ally Auto Receivables Trust,
Series 2018-03, Class A2
2.720%	05/17/21	548	$548,286
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class A3
3.070%	12/19/22	1,490	1,501,836
AmeriCredit Automobile Receivables Trust,
Series 2017-01, Class A3
1.870%	08/18/21	211	210,778
Chesapeake Funding II LLC (Canada),
Series 2019-01A, Class B, 144A
3.110%	04/15/31	400	408,383
Series 2019-01A, Class C, 144A
3.360%	04/15/31	380	388,003
Credit Acceptance Auto Loan Trust,
Series 2016-03A, Class A, 144A
2.150%	04/15/24	1,045	1,044,242
Series 2017-01A, Class A, 144A
2.560%	10/15/25	1,325	1,325,533
Series 2018-01A, Class A, 144A
3.010%	02/16/27	2,725	2,740,224
Series 2018-03A, Class A, 144A
3.550%	08/15/27	1,830	1,863,025
Series 2019-01A, Class A, 144A
3.330%	02/15/28	2,230	2,277,817
Drive Auto Receivables Trust,
Series 2018-04, Class A3
3.040%	11/15/21	355	354,883
Series 2019-02, Class A3
3.040%	03/15/23	1,340	1,352,508
Enterprise Fleet Financing LLC,
Series 2016-02, Class A2, 144A
1.740%	02/22/22	235	234,725
Series 2016-02, Class A3, 144A
2.040%	02/22/22	1,710	1,705,550
Series 2017-01, Class A2, 144A
2.130%	07/20/22	268	267,546
Series 2017-01, Class A3, 144A
2.600%	07/20/22	550	551,321
Series 2017-03, Class A2, 144A
2.130%	05/22/23	1,090	1,088,484
Ford Credit Auto Lease Trust,
Series 2019-A, Class A2A
2.840%	09/15/21	5,840	5,862,082
Ford Credit Auto Owner Trust,
Series 2018-A, Class A3
3.030%	11/15/22	1,000	1,011,012
Ford Credit Floorplan Master Owner Trust,
Series 2015-05, Class A
2.390%	08/15/22	2,235	2,239,496
Series 2016-05, Class A1
1.950%	11/15/21	1,800	1,796,940
Series 2019-02, Class A
3.060%	04/15/26	2,455	2,530,421

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
GMF Floorplan Owner Revolving Trust,
Series 2019-01, Class A, 144A
2.700%	04/15/24	1,430	$1,446,525
Honda Auto Receivables Owner Trust,
Series 2016-02, Class A3
1.390%	04/15/20	13	12,819
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A2, 144A
2.920%	07/15/21	1,190	1,196,541
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 144A
2.610%	05/15/24	2,210	2,232,901
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430%
2.824%(c)	04/18/22	3,070	3,075,202
Series 2017-C, Class A, 1 Month LIBOR + 0.320%
2.714%(c)	10/17/22	3,100	3,101,201
Series 2019-A, Class A, 1 Month LIBOR + 0.560%
2.954%(c)	02/15/24	2,190	2,197,866
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	2,585	2,621,382
Prestige Auto Receivables Trust,
Series 2017-01A, Class A3, 144A
2.050%	10/15/21	2,535	2,533,088
Santander Drive Auto Receivables Trust,
Series 2018-03, Class A3
3.030%	02/15/22	460	460,527
Series 2019-01, Class A2A
2.910%	01/18/22	2,040	2,044,894
Wheels SPV 2 LLC,
Series 2017-01A, Class A2, 144A
1.880%	04/20/26	168	167,394

			52,393,435

Collateralized Loan Obligations — 4.2%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100%
3.697%(c)	07/15/26	1,387	1,387,841
ALM Ltd. (Cayman Islands),
Series 2015-12A, Class A1R2, 144A, 3 Month LIBOR + 0.890%
3.491%(c)	04/16/27	950	948,015
Series 2015-17A, Class A1AR, 144A, 3 Month LIBOR + 0.930%
3.527%(c)	01/15/28	3,250	3,241,866
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class A, 144A, 3 Month LIBOR + 1.050%
3.632%(c)	01/28/31	2,000	1,986,391
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A2R, 144A, 3 Month LIBOR + 1.750%
4.347%(c)	07/15/29	600	598,811
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL03, Class A, 144A, 1 Month LIBOR + 1.050%
3.444%(c)	03/15/28	960	960,894
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.080%
3.660%(c)	07/25/27	1,490	1,488,100

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
KKR CLO Ltd. (Cayman Islands),
Series -16, Class A2R, 144A, 3 Month LIBOR + 1.800%
4.244%(c)	01/20/29	810	$810,024
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130%
3.524%(c)	05/15/28	1,430	1,432,673
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A2R, 144A, 3 Month LIBOR + 1.750%
4.254%(c)	01/22/28	1,000	999,985
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	2,455	2,446,048
Oaktree CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1AR, 144A, 3 Month LIBOR + 1.220%
3.812%(c)	10/20/26	825	826,224
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class BR, 144A, 3 Month LIBOR + 1.500%
4.097%(c)	03/20/25	490	481,268
Thacher Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class CR, 144A, 3 Month LIBOR + 2.200%
4.792%(c)	10/20/26	570	569,641
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070%
3.662%(c)	10/20/28	3,250	3,250,369

			21,428,150

Consumer Loans — 1.9%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A
3.810%	12/21/26	2,190	2,237,402
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	518	517,902
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29	405	410,240
PFS Financing Corp.,
Series 2016-BA, Class A, 144A
1.870%	10/15/21	650	648,612
Series 2018-B, Class A, 144A
2.890%	02/15/23	1,060	1,069,633
Series 2018-D, Class A, 144A
3.190%	04/17/23	2,580	2,620,551
Series 2019-A, Class A1, 144A, 1 Month LIBOR + 0.550%
2.944%(c)	04/15/24	660	661,416
Series 2019-A, Class A2, 144A
2.860%	04/15/24	840	849,551
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A
2.680%	07/15/30	885	886,886

			9,902,193

Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2014-A05, Class A5
2.680%	06/07/23	970	981,090

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment — 0.1%
CNH Equipment Trust,
Series 2016-B, Class A3
1.630%	08/15/21	717	$714,506

Home Equity Loans — 0.0%
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE01, Class A2, 1 Month LIBOR + 0.740%
3.144%(c)	08/25/32	91	89,792
Renaissance Home Equity Loan Trust,
Series 2004-03, Class AV2A, 1 Month LIBOR + 0.360%
2.764%(c)	11/25/34	95	90,055

			179,847

Other — 0.1%
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150%
3.544%(c)	06/15/28	660	661,443

Residential Mortgage-Backed Securities — 0.7%
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120%
2.524%(c)	07/25/37	515	342,705
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	1,859	1,856,896
Towd Point Mortgage Trust,
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	1,189	1,182,445

			3,382,046

Student Loans — 4.0%
EDvestinU Private Education Loan Issue No 1 LLC,
Series 2019-A, Class A, 144A
3.580%(cc)	11/25/38	827	840,509
Navient Private Education Loan Trust,
Series 2014-AA, Class A2A, 144A
2.740%	02/15/29	1,113	1,122,977
Series 2015-AA, Class A2A, 144A
2.650%	12/15/28	1,144	1,149,115
Series 2015-AA, Class A2B, 144A, 1 Month LIBOR + 1.200%
3.594%(c)	12/15/28	518	523,886
Series 2018-BA, Class A1, 144A, 1 Month LIBOR + 0.350%
2.744%(c)	12/15/59	1,687	1,686,466
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A1, 144A
3.030%	01/15/43	883	890,039
Navient Student Loan Trust,
Series 2018-EA, Class A2, 144A
4.000%	12/15/59	310	327,120
SLC Student Loan Trust,
Series 2006-02, Class A5, 3 Month LIBOR + 0.100%
2.510%(c)	09/15/26	766	764,885
SLM Private Credit Student Loan Trust,
Series 2004-A, Class A3, 3 Month LIBOR + 0.400%
2.810%(c)	06/15/33	3,535	3,487,953
Series 2007-A, Class A4A, 3 Month LIBOR + 0.240%
2.650%(c)	12/16/41	585	570,211

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
SLM Student Loan Trust,
Series 2005-03, Class A5, 3 Month LIBOR + 0.090%
2.670%(c)	10/25/24	393	$392,183
SMB Private Education Loan Trust,
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	978	983,952
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	2,490	2,582,738
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720%
3.114%(c)	01/15/37	1,440	1,435,185
SoFi Professional Loan Program LLC,
Series 2014-B, Class A2, 144A
2.550%	08/27/29	737	735,260
Series 2016-A, Class A2, 144A
2.760%	12/26/36	595	598,400
Series 2016-C, Class A2B, 144A
2.360%	12/27/32	403	402,869
Series 2016-D, Class A2B, 144A
2.340%	04/25/33	383	382,548
Series 2018-A, Class A2B, 144A
2.950%	02/25/42	890	904,523
SoFi Professional Loan Program Trust,
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	740	745,709

			20,526,528

TOTAL ASSET-BACKED SECURITIES (cost $109,635,731)			110,169,238

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.5%
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class D, 144A, 1 Month LIBOR + 1.537%
3.931%(c)	09/15/34	530	530,990
AOA Mortgage Trust,
Series 2015-1177, Class A, 144A
2.957%	12/13/29	3,334	3,367,588
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.723%	07/15/49	2,150	2,163,834
Bear Stearns Deutsche Bank Trust,
Series 2005-AFR01, Class E, 144A
5.156%	09/15/27	1,580	1,586,809
Series 2005-AFR01, Class F, 144A
5.195%	09/15/27	1,250	1,255,465
BWAY Mortgage Trust,
Series 2013-1515, Class A1, 144A
2.809%	03/10/33	1,107	1,120,070
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class A, 144A
3.531%	10/15/34	1,182	1,225,502
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	3,508	3,643,864
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
3.184%(c)	07/15/32	1,260	1,260,002

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2005-C06, Class F, 144A
5.904%(cc)	06/10/44	1,111	$1,134,083
Series 2012-CR04, Class ASB
2.436%	10/15/45	1,012	1,010,405
Series 2013-CR10, Class ASB
3.795%	08/10/46	2,604	2,687,921
Series 2014-CR17, Class ASB
3.598%	05/10/47	3,099	3,190,224
Series 2014-UBS03, Class ASB
3.367%	06/10/47	2,180	2,232,949
Series 2014-UBS05, Class ASB
3.548%	09/10/47	800	825,154
Series 2015-CR22, Class A3
3.207%	03/10/48	2,340	2,394,900
Series 2015-CR23, Class A2
2.852%	05/10/48	3,200	3,203,589
Series 2015-CR24, Class ASB
3.445%	08/10/48	1,005	1,041,562
Core Industrial Trust,
Series 2015-CALW, Class A, 144A
3.040%	02/10/34	4,364	4,464,217
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A4
3.505%	04/15/50	465	488,201
Series 2016-C06, Class XA, IO
1.946%(cc)	01/15/49	1,763	148,031
FHLMC Multifamily Structured Pass-Through Certificates,
Series -KP03, Class A2
1.780%	07/25/19	46	45,906
Series KJ05, Class A2
2.158%	10/25/21	1,541	1,542,924
Series KW01, Class X1, IO
1.113%(cc)	01/25/26	6,185	322,051
GRACE Mortgage Trust,
Series 2014-GRCE, Class A, 144A
3.369%	06/10/28	6,525	6,648,219
Great Wolf Trust,
Series 2017-WOLF, Class A, 144A, 1 Month LIBOR + 0.850%
3.244%(c)	09/15/34	790	790,494
GS Mortgage Securities Corp. II,
Series 2013-KING, Class A, 144A
2.706%	12/10/27	2,507	2,505,958
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class A4
3.377%	05/10/45	2,195	2,234,132
Series 2013-GC14, Class A3
3.526%	08/10/46	573	577,728
Series 2017-500K, Class A, 144A, 1 Month LIBOR + 0.700%
3.094%(c)	07/15/32	2,227	2,224,214
Series 2019-GC38, Class A2
3.872%	02/10/52	678	721,262
Hawaii Hotel Trust,
Series 2019-MAUI, Class A, 144A, 1 Month LIBOR + 1.150%
3.544%(c)	05/15/38	1,453	1,454,373

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, IO
1.010%(cc)	09/15/47	6,311	$225,392
Series 2014-C23, Class ASB
3.657%	09/15/47	765	791,970
Series 2015-C27, Class A2
2.734%	02/15/48	3,030	3,028,800
Series 2015-C30, Class A2
3.087%	07/15/48	362	362,216
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2003-C01, Class F, 144A
5.601%(cc)	01/12/37	952	977,577
Series 2012-CBX, Class A4
3.483%	06/15/45	1,180	1,206,883
Series 2013-LC11, Class ASB
2.554%	04/15/46	2,105	2,118,415
Series 2018-WPT, Class AFX, 144A
4.247%	07/05/33	430	459,692
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800%
3.194%(c)	05/15/36	690	690,429
Series 2019-KNSQ, Class D, 144A, 1 Month LIBOR + 1.350%
3.744%(c)	05/15/36	229	229,287
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	2,754	2,808,343
Madison Avenue Trust,
Series 2013-650M, Class A, 144A
3.843%	10/12/32	5,000	5,072,162
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.323%	10/15/48	1,385	1,430,339
Series 2016-C32, Class XA, IO
0.885%(cc)	12/15/49	4,886	212,475
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	1,000	1,020,179
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950%
3.390%(c)	06/15/35	720	717,748
RAIT Trust,
Series 2017-FL07, Class A, 144A, 1 Month LIBOR + 0.950%
3.344%(c)	06/15/37	145	143,571
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class AAB
2.687%	03/10/46	739	743,340
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB
3.477%	08/15/50	1,522	1,562,631
Series 2015-NXS03, Class A2
2.848%	09/15/57	3,000	3,007,517
Series 2016-C32, Class ASB
3.324%	01/15/59	1,656	1,715,502
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class ASB
2.654%	05/15/45	777	783,666

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-C21, Class ASB
3.393%	08/15/47	1,605	$1,638,637
Series 2014-C24, Class A2
2.863%	11/15/47	1,090	1,088,704

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $90,760,457)			90,078,096

CORPORATE BONDS — 35.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	505	511,433
3.750%	10/01/21	175	179,587

			691,020

Aerospace & Defense — 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	05/01/22	345	349,965
L3 Technologies, Inc.,
Gtd. Notes
4.400%	06/15/28	630	688,025
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.550%	10/15/22	2,800	2,805,826
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22	224	226,345
United Technologies Corp.,
Sr. Unsec’d. Notes
3.350%	08/16/21	1,100	1,124,299
3.650%	08/16/23	365	382,261

			5,576,721

Agriculture — 1.0%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	525	530,546
3.490%	02/14/22	420	431,931
3.800%	02/14/24	600	625,451
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.297%	08/14/20	1,750	1,746,360
2.764%	08/15/22	1,850	1,852,807

			5,187,095

Airlines — 0.4%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.600%	12/04/20	155	154,865
2.875%	03/13/20	863	864,048
US Airways, Inc. Pass-Through Trust,
Pass-Through Certificates
8.000%	04/01/21	965	975,143

			1,994,056

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 2.8%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.500%	07/05/19	975	$974,893
3.350%	05/04/21	405	410,697
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19	1,915	1,913,942
5.085%	01/07/21	485	499,768
5.584%	03/18/24	1,650	1,771,074
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	845	852,419
3.250%	01/05/23	740	742,686
3.550%	04/09/21	95	96,383
3.700%	11/24/20	845	855,919
4.200%	03/01/21	1,105	1,129,523
Sr. Unsec’d. Notes
4.150%	06/19/23	575	592,248
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.150%	02/26/20	570	567,792
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.750%	09/27/19	505	503,780
Sr. Unsec’d. Notes, 144A, MTN
2.550%	04/03/20	640	638,923
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.125%	03/03/20	1,010	1,006,910
2.250%	01/13/20	1,700	1,696,861

			14,253,818

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	284	289,423

Banks — 9.5%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	225	231,685
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21	1,240	1,309,812
Bank of America Corp.,
Sr. Unsec’d. Notes
2.738%(ff)	01/23/22	743	746,334
Sr. Unsec’d. Notes, GMTN
2.369%(ff)	07/21/21	1,215	1,213,676
3.300%	01/11/23	3,060	3,154,176
Sr. Unsec’d. Notes, MTN
2.503%	10/21/22	2,455	2,461,178
2.881%(ff)	04/24/23	185	186,933
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23	810	838,090

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Capital One NA,
Sr. Unsec’d. Notes
1.850%	09/13/19		450	$449,380
2.350%	01/31/20		1,005	1,004,509
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		60	61,026
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20		720	719,359
3.250%	02/14/22	(a)	380	387,375
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21		500	501,480
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.050%	09/18/20		535	533,582
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23		1,120	1,143,471
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20		730	735,647
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		1,095	1,104,675
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	(a)	590	603,797
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22		330	332,269
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22		1,065	1,075,184
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23		1,110	1,130,628
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20		1,140	1,139,491
2.875%	08/20/20		1,455	1,463,641
3.125%	04/01/22		260	265,089
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.776%(ff)	04/25/23		440	444,298
2.972%	01/15/23		120	121,741
3.797%(ff)	07/23/24		1,075	1,127,413
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
3.012%(c)	06/18/22		1,585	1,587,743
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
2.604%(ff)	02/01/21		400	400,440
3.086%(ff)	04/26/21		3,145	3,162,675
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21		1,105	1,115,643

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
3.218%	03/07/22		1,000	$1,021,102
3.535%	07/26/21		245	250,511
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		735	766,255
Sr. Unsec’d. Notes, GMTN
2.750%	05/19/22		1,720	1,738,045
3.125%	01/23/23	(a)	780	797,602
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		800	820,840
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.700%	03/28/22		695	711,859
4.450%	12/03/21		700	728,123
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		565	570,532
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23		1,388	1,463,850
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.846%	01/11/22	(a)	925	935,197
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22		1,170	1,178,537
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		910	917,955
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21		1,190	1,192,595
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24		805	846,345
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.325%(ff)	07/23/21		1,780	1,797,011
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
3.150%	01/16/24		2,345	2,446,699

				48,935,498

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		600	603,126
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29		450	510,843
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.597%	05/25/28		105	114,954

				1,228,923

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology — 0.0%
Celgene Corp.,
Sr. Unsec’d. Notes
2.750%	02/15/23		220	$221,952

Commercial Services — 0.1%
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23		550	567,699

Computers — 1.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		160	164,871
5.450%	06/15/23		2,155	2,322,641
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24		2,115	2,172,048
NetApp, Inc.,
Sr. Unsec’d. Notes
2.000%	09/27/19		1,070	1,068,391

				5,727,951

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		385	388,416
3.500%	05/26/22		800	814,825
4.250%	07/01/20		450	456,618
4.500%	05/15/21		775	799,184
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/21		1,335	1,355,752
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22		970	976,157
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		510	510,562
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,695	1,686,953
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21		732	755,059
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
3.011%	12/23/10	(d)	4,200	70,140

				7,813,666

Electric — 2.3%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		455	472,533
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		1,175	1,172,389
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21		550	567,231

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/22	260	$260,346
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	10/27/21	1,300	1,358,337
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	325	324,533
2.715%	08/15/21	770	771,727
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	540	563,474
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.950%	10/15/23	975	1,028,959
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	625	624,824
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	535	538,244
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22	557	563,829
Florida Power & Light Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.965%(c)	05/06/22	705	705,320
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	290	291,444
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	150	154,104
Sempra Energy,
Sr. Unsec’d. Notes
1.625%	10/07/19	855	852,635
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.097%(c)	01/15/21	805	802,311
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
3.375%	06/15/21	625	637,265

			11,689,505

Electronics — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
2.200%	04/01/20	855	853,193

Foods — 0.4%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.342%(c)	10/22/20	1,365	1,365,217
General Mills, Inc.,
Sr. Unsec’d. Notes
3.700%	10/17/23	65	68,146

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (continued)
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	06/06/22		485	$497,901

				1,931,264

Healthcare-Products — 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		760	772,593
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		780	779,410
Becton Dickinson & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%
3.194%(c)	12/29/20		1,875	1,875,277

				3,427,280

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/22		355	361,486

Insurance — 0.3%
Aon PLC,
Gtd. Notes
2.800%	03/15/21		485	488,385
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		566	606,812
Willis Towers Watson PLC,
Gtd. Notes
5.750%	03/15/21		282	296,149

				1,391,346

Internet — 0.2%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22		1,055	1,057,449

Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes
3.950%	10/15/20		620	632,490

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.875%	03/01/21		345	347,295

Machinery-Diversified — 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		180	181,949
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.650%	09/15/23	(a)	615	640,593

				822,542

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 1.6%
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		1,233	$1,295,604
4.500%	02/01/24		376	400,723
Comcast Corp.,
Gtd. Notes
3.450%	10/01/21		1,100	1,131,810
3.700%	04/15/24	(a)	1,300	1,379,753
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		350	354,832
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22		960	977,223
Sky Ltd. (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19		2,810	2,810,342

				8,350,287

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.125%	04/15/21		343	350,852

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
5.500%	01/08/20		285	289,049

Office/Business Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
3.500%	08/20/20	(a)	644	641,585

Oil & Gas — 1.7%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		260	263,860
3.625%	02/01/21		59	59,865
Concho Resources, Inc.,
Gtd. Notes
4.375%	01/15/25		960	998,005
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	(a)	765	786,564
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/10/20		700	718,898
Encana Corp. (Canada),
Gtd. Notes
3.900%	11/15/21		935	957,731
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24		1,290	1,426,353
5.750%	01/30/22		1,115	1,193,388

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.750%	04/16/22		1,685	$1,700,580
2.875%	04/16/24		475	478,077

				8,583,321

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
2.773%	12/15/22		805	813,665

Packaging & Containers — 0.2%
WRKCo, Inc.,
Gtd. Notes
3.000%	09/15/24		750	757,227
3.750%	03/15/25		245	254,187

				1,011,414

Pharmaceuticals — 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	(a)	185	186,233
3.750%	11/14/23		920	957,842
Allergan Finance LLC,
Gtd. Notes
3.250%	10/01/22		990	1,002,284
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		3,500	3,573,552
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		338	357,630
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
2.375%	10/08/19		900	898,820
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24		450	460,539
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		600	601,958
3.350%	03/09/21	(a)	1,300	1,318,059
4.300%	03/25/28	(a)	975	1,028,116
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20		700	701,846
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		415	414,490
2.875%	09/23/23		400	403,910
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.800%	11/26/20		470	478,527
4.400%	11/26/23		555	594,661

				12,978,467

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 1.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
3.500%	12/01/22	535	$547,670
6.250%	10/15/22	460	471,500
Enbridge Energy Partners LP,
Gtd. Notes
5.200%	03/15/20	590	600,157
Enbridge, Inc. (Canada),
Gtd. Notes
2.900%	07/15/22	60	60,884
Energy Transfer Operating LP,
Gtd. Notes
3.600%	02/01/23	370	378,173
4.150%	10/01/20	2,060	2,095,401
4.500%	04/15/24	132	140,464
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	800	850,417
5.750%	09/01/20	370	380,403
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	745	772,685
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24	227	252,445
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	200	216,619
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.500%	02/15/20	265	269,414
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.750%	10/16/23	130	135,447
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	1,050	1,085,196

			8,256,875

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	155	160,012
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.200%	09/01/24	555	566,764

			726,776

Retail — 0.1%
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	655	683,906

Semiconductors — 1.8%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	5	5,015

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20	3,740	$3,733,499
Broadcom, Inc.,
Gtd. Notes, 144A
3.625%	10/15/24	2,051	2,061,195
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	980	977,517
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.875%	09/01/22	668	686,864
4.125%	06/01/21	1,390	1,422,109
4.625%	06/15/22	400	419,000
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24	180	182,841

			9,488,040

Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	810	817,219

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	900	915,761
3.800%	03/15/22	975	1,011,501
BellSouth LLC,
Gtd. Notes, 144A
4.266%	04/26/21	2,000	2,026,900
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	245	244,751
4.738%	09/20/29	860	892,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.946%	03/15/22	2,035	2,079,042
3.125%	03/16/22	815	835,195

			8,005,400

Transportation — 0.6%
CSX Corp.,
Sr. Unsec’d. Notes
3.700%	10/30/20	690	701,130
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19	410	409,932
2.800%	03/01/22	1,000	1,009,170
2.875%	06/01/22	265	268,053
3.650%	03/18/24	300	313,655
3.750%	06/09/23	560	582,756

			3,284,696

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.7%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22	1,085	$1,092,705
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	1,515	1,514,376
3.375%	02/01/22	869	885,893
4.250%	01/17/23	370	389,143

			3,882,117

TOTAL CORPORATE BONDS (cost $180,180,889)			183,165,341

MUNICIPAL BONDS — 0.5%
South Carolina
South Carolina Public Service Authority,
Revenue Bonds, Series E, Rfdg.
3.722%	12/01/23	900	940,959
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	1,570	1,556,639

TOTAL MUNICIPAL BONDS (cost $2,361,417)			2,497,598

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.5%
Alternative Loan Trust,
Series 2003-J03, Class 2A1
6.250%	12/25/33	14	14,518
Banc of America Alternative Loan Trust,
Series 2007-01, Class 1A1
5.404%(cc)	04/25/22	236	234,812
Banc of America Funding Trust,
Series 2004-A, Class 1A3
4.746%(cc)	09/20/34	63	64,984
Series 2005-D, Class A1
4.793%(cc)	05/25/35	93	98,653
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A
5.250%	04/26/37	485	407,688
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-01, Class 6A1
5.026%(cc)	04/25/33	19	20,060
Series 2003-08, Class 2A1
4.886%(cc)	01/25/34	112	116,352
Series 2004-08, Class 13A1
4.092%(cc)	11/25/34	1,573	1,410,608
Bear Stearns ALT-A Trust,
Series 2005-10, Class 24A1
4.001%(cc)	01/25/36	1,104	1,124,072
Bear Stearns ARM Trust,
Series 2003-09, Class 2A1
4.673%(cc)	02/25/34	92	94,494
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-06, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100%
4.680%(c)	09/25/35	170	173,370

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-06, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800% (Cap 10.972%, Floor 1.800%)
4.200%(c)	09/25/35	32	$31,255
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%
3.084%(c)	02/25/35	317	304,463
Series 2004-J09, Class 2A5
5.500%	01/25/35	341	352,666
Series 2005-03, Class 2A1, 1 Month LIBOR + 0.580%
2.984%(c)	04/25/35	342	320,419
Series 2005-11, Class 3A1
2.862%(cc)	04/25/35	518	471,935
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR15, Class 2A1
4.252%(cc)	06/25/33	242	243,636
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
3.254%(c)	11/25/29	1,047	1,047,830
Fannie Mae REMICS,
Series 1996-39, Class H
8.000%	11/25/23	6	6,321
Series 2004-11, Class A, 1 Month LIBOR + 0.120% (Cap 10.000%, Floor 0.120%)
2.524%(c)	03/25/34	67	66,817
Series 2006-05, Class 3A2
4.522%(c)	05/25/35	66	69,099
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400%
3.904%(c)	07/25/44	494	507,927
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200%
3.704%(c)	10/25/44	1,801	1,818,279
Series T-75, Class A1, 1 Month LIBOR + 0.040%
2.470%(c)	12/25/36	132	132,041
Freddie Mac REMICS,
Series 4459, Class BN
3.000%	08/15/43	1,293	1,326,550
Freddie Mac Structured Pass-Through Certificates,
Series T-57, Class 1A1
6.500%	07/25/43	762	897,257
Series T-59, Class 1A2
7.000%	10/25/43	512	609,908
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.971%(c)	08/25/60	1,298	1,298,314
GreenPoint Mortgage Funding Trust,
Series 2005-AR02, Class A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
2.864%(c)	06/25/45	252	234,575
GSR Mortgage Loan Trust,
Series 2004-07, Class 1A1
3.919%(cc)	06/25/34	30	30,170
Series 2005-AR07, Class 5A1
4.470%(cc)	11/25/35	236	222,120

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust,
Series 2004-06, Class 3A2A
4.554%(cc)	08/19/34	510	$510,650
JPMorgan Mortgage Trust,
Series 2006-A02, Class 5A1
4.625%(cc)	11/25/33	112	116,634
Series 2007-A01, Class 3A3
4.537%(cc)	07/25/35	157	162,571
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770%
3.295%(c)	12/22/69	845	849,549
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	391	397,537
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,136	1,177,536
Permanent Master Issuer PLC (Netherlands),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%
2.977%(c)	07/15/58	1,920	1,919,566
Reperforming Loan REMIC Trust,
Series 2003-R04, Class 2A, 144A
4.946%(cc)	01/25/34	164	159,592
Series 2004-R1, Class 2A, 144A
6.500%	11/25/34	55	54,868
Series 2005-R02, Class 1AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
2.744%(c)	06/25/35	543	520,776
Seasoned Credit Risk Transfer Trust,
Series 2018-02, Class MA
3.500%	11/25/57	1,331	1,379,099
Sequoia Mortgage Trust,
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47	1,080	1,092,743
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250%
2.640%(c)	07/19/35	232	229,735
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR06, Class 2A1A, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
2.864%(c)	04/25/45	462	456,255
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
3.504%(c)	08/25/46	329	305,764
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-M, Class A1
4.901%(cc)	12/25/33	38	39,355
Series 2005-AR01, Class 2A1
5.086%(cc)	02/25/35	187	192,520

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $23,257,569)			23,315,943

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BOND — 1.2%
Canada Housing Trust No 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.650%	12/15/28	CAD	7,640	$6,210,887

(cost $5,930,283)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27		2,582	2,606,504
4.000%	02/01/34		708	747,763
4.000%	02/01/34		928	982,669
4.000%	03/01/34		719	762,721
4.500%	07/01/47		178	191,944
4.500%	03/01/49		8,767	9,512,796
Federal National Mortgage Assoc.
2.500%	TBA		75	75,525
2.500%	TBA		530	533,530
2.500%	11/01/31		114	114,858
2.500%	11/01/31		6,081	6,130,094
2.500%	04/01/32		26	26,483
3.000%	TBA		1,815	1,850,679
3.000%	07/01/27		21	21,259
3.000%	02/01/30		810	828,450
3.000%	05/01/30		17	17,481
3.000%	09/01/30		1,570	1,605,973
3.000%	11/01/30		18	18,579
3.000%	12/01/30		25	25,223
3.000%	04/01/31		21	21,244
3.000%	12/01/31		111	113,205
3.000%	09/01/32		89	90,748
3.000%	11/01/32		893	912,889
3.000%	01/01/33		186	189,882
3.000%	01/01/33		775	793,091
3.000%	01/01/33		858	877,287
3.000%	11/01/33		824	844,421
3.500%	TBA		1,500	1,548,289
3.500%	04/01/34		59	62,175
3.500%	04/01/34		294	307,900
4.000%	TBA		3,000	3,114,258
4.000%	04/01/33		815	859,974
4.000%	06/01/33		589	622,181
4.000%	09/01/33		162	171,178
4.000%	02/01/34		275	291,403
4.000%	03/01/34		25	25,759
4.000%	03/01/34		142	150,019
4.000%	03/01/34		173	181,106
4.000%	12/01/41		363	383,000
4.500%	TBA		3,000	3,060,117
4.500%	06/01/39		20	21,829
4.500%	08/01/40		36	38,893
4.500%	02/01/41		59	63,515
4.500%	12/01/41		177	189,844
4.500%	03/01/47		649	688,953
4.500%	05/01/47		2,132	2,267,985
4.500%	07/01/47		207	220,724
4.500%	11/01/47		2,399	2,552,675
4.500%	06/01/48		229	248,861

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	11/01/48	760	$824,916
4.500%	02/01/49	1,979	2,153,548
4.500%	04/01/49	499	543,538
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270% (Cap 9.520%, Floor 2.270%)
4.770%(c)	04/01/32	6	6,314
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.276% (Cap 11.982%, Floor 2.276%)
4.776%(c)	12/01/29	21	21,007
Federal National Mortgage Assoc., 11th District Cost of Funds Index (COFI Rate) + 1.250% (Cap 15.000%, Floor 5.000%)
5.000%(c)	04/01/24	2	2,294
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 7.674%, Floor 1.590%)
2.667%(c)	06/01/45	3,633	3,668,786
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 8.140%, Floor 1.590%)
3.140%(c)	06/01/45	2,291	2,339,296
Federal National Mortgage Assoc., 6 Month LIBOR + 1.633% (Cap 9.347%, Floor 1.633%)
4.402%(c)	01/01/25	1	1,449
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.225%
4.765%(c)	01/01/34	19	20,355
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335%
4.835%(c)	12/01/26	7	6,893
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401%
4.907%(c)	07/01/29	17	18,096
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%
4.125%(c)	11/20/29	43	44,484
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 10.500%, Floor 0.500%)
4.000%(c)	01/20/26	20	20,160
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.000%, Floor 1.000%)
3.625%(c)	06/20/26	11	10,786
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.500%, Floor 1.500%)
3.625%(c)	05/20/24	18	18,412
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 12.000%, Floor 2.000%)
3.750%(c)	07/20/24	2	2,550

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $56,089,166)			56,668,820

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Notes
1.375%	03/31/20		2,000	$1,990,234
1.500%	06/15/20		12,470	12,414,956
2.125%	05/15/22	(h)	5,300	5,359,625
2.500%	05/31/20	(h)	8,000	8,035,313

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,701,807)				27,800,128

TOTAL LONG-TERM INVESTMENTS (cost $495,917,319)				499,906,051

			Shares

SHORT-TERM INVESTMENTS — 4.8%

AFFILIATED MUTUAL FUNDS — 2.5%
PGIM Core Ultra Short Bond Fund(w)			6,710,600	6,710,600
PGIM Institutional Money Market Fund (cost $6,141,389; includes $6,129,466 of cash collateral for securities on loan)(b)(w)			6,140,146	6,141,988

TOTAL AFFILIATED MUTUAL FUNDS (cost $12,851,989)				12,852,588

Interest Rate	Maturity Date		Principal Amount (000)#

COMMERCIAL PAPER(n) — 2.3%
Ford Motor Credit Co. LLC
3.321%	07/09/19		3,000	2,997,493
General Motors Financial Co., Inc.
3.016%	07/02/19		1,000	999,706
3.018%	07/11/19		1,500	1,498,539
Glencore Funding, LLC
3.171%	07/16/19		3,000	2,995,971
VW Credit, Inc.
3.014%	10/25/19		2,000	1,982,725
3.012%	11/06/19		1,500	1,485,710

TOTAL COMMERCIAL PAPER (cost $11,957,570)				11,960,144

TOTAL SHORT-TERM INVESTMENTS (cost $24,809,559)				24,812,732

TOTAL INVESTMENTS—101.8% (cost $520,726,878)				524,718,783
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.8)%				(9,258,610)

NET ASSETS — 100.0%				$515,460,173

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,025,519; cash collateral of $6,129,466 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
873	2 Year U.S. Treasury Notes	Sep. 2019	$187,851,866	$1,243,285
29	10 Year Euro-Bund	Sep. 2019	5,696,257	30,313
18	10 Year U.K. Gilt	Sep. 2019	2,978,541	83
16	Euro-OAT	Sep. 2019	2,999,579	1,908

				1,275,589

Short Positions:
209	5 Year U.S. Treasury Notes	Sep. 2019	24,694,656	(122,209)
59	10 Year Canadian Government Bonds	Sep. 2019	6,439,517	(72,299)
43	10 Year U.S. Treasury Notes	Sep. 2019	5,502,656	(80,235)
14	10 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,933,750	(35,281)
4	20 Year U.S. Treasury Bonds	Sep. 2019	622,375	(16,861)

				(326,885)

				$948,704

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/03/19	BNP Paribas S.A.	CAD	7,830	$5,981,666	$5,979,871	$—	$(1,795)
Japanese Yen,
Expiring 09/18/19	Bank of America N.A.	JPY	137,798	1,290,000	1,285,785	—	(4,215)
Expiring 09/18/19	BNP Paribas S.A.	JPY	136,769	1,270,000	1,276,184	6,184	—
Swedish Krona,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SEK	23,860	2,560,000	2,584,361	24,361	—

				$11,101,666	$11,126,201	30,545	(6,010)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/03/19	Standard Chartered PLC	CAD	7,980	$5,906,476	$6,094,428	$—	$(187,952)
Expiring 08/06/19	BNP Paribas S.A.	CAD	7,830	5,986,188	5,984,349	1,839	—
Euro,
Expiring 07/03/19	HSBC Bank PLC	EUR	769	859,325	874,803	—	(15,478)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen,
Expiring 09/18/19	Bank of America N.A.	JPY	137,564	$1,290,000	$1,283,595	$6,405	$—
Expiring 09/18/19	RBC Capital Markets LLC	JPY	136,586	1,270,000	1,274,471	—	(4,471)
Swedish Krona,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SEK	12,077	1,290,000	1,308,090	—	(18,090)
Expiring 09/18/19	Morgan Stanley & Co LLC	SEK	11,954	1,270,000	1,294,787	—	(24,787)

				$17,871,989	$18,114,523	8,244	(250,778)

						$38,789	$(256,788)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
British American Tobacco PLC	12/20/23	1.000%(Q)	EUR	406	$(6,835)	$(191)	$(6,644)	JPMorgan Chase Bank, N.A.
British American Tobacco PLC	12/20/23	1.000%(Q)	EUR	271	(4,562)	(128)	(4,434)	JPMorgan Chase Bank, N.A.
British American Tobacco PLC	12/20/23	1.000%(Q)	EUR	270	(4,078)	(979)	(3,099)	JPMorgan Chase Bank, N.A.
CBS Corp	06/20/24	1.000%(Q)		750	(11,667)	(5,700)	(5,967)	Goldman Sachs International
Deutsche Bank AG	06/20/24	1.000%(Q)	EUR	164	18,161	16,305	1,856	BNP Paribas S.A.
Kraft Heinz Foods Co.	06/20/24	1.000%(Q)		258	68	4,902	(4,834)	BNP Paribas S.A.
Kraft Heinz Foods Co.	06/20/24	1.000%(Q)		52	13	934	(921)	BNP Paribas S.A.
People’s Republic of China	06/20/24	1.000%(Q)		2,662	(71,285)	(58,548)	(12,737)	JPMorgan Chase Bank, N.A.
People’s Republic of China	06/20/24	1.000%(Q)		2,638	(70,633)	(57,271)	(13,362)	JPMorgan Chase Bank, N.A.
TWDC Enterprises 18 Corp.	06/20/24	1.000%(Q)		500	(19,734)	(20,145)	411	BNP Paribas S.A.

					$(170,552)	$(120,821)	$(49,731)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
21st Century Fox America, Inc.	06/20/24	1.000%(Q)	500	0.224%	$18,760	$18,365	$395	BNP Paribas S.A.
Anadarko Petroleum Corp.	06/20/24	1.000%(Q)	523	0.541%	11,590	11,190	400	JPMorgan Chase Bank, N.A.
Anadarko Petroleum Corp.	06/20/24	1.000%(Q)	454	0.541%	10,075	9,704	371	JPMorgan Chase Bank, N.A.
Anadarko Petroleum Corp.	06/20/24	1.000%(Q)	392	0.541%	8,692	9,332	(640)	JPMorgan Chase Bank, N.A.
Anadarko Petroleum Corp.	06/20/24	1.000%(Q)	131	0.541%	2,897	2,790	107	JPMorgan Chase Bank, N.A.
Campbell Soup Company	06/20/24	1.000%(Q)	1,038	0.851%	7,600	8,312	(712)	JPMorgan Chase Bank, N.A.
Conagra Brands, Inc.	06/20/24	1.000%(Q)	500	0.892%	2,703	5,451	(2,748)	Barclays Bank PLC
Conagra Brands, Inc.	06/20/24	1.000%(Q)	383	0.892%	2,071	4,743	(2,672)	Barclays Bank PLC
Conagra Brands, Inc.	06/20/24	1.000%(Q)	150	0.892%	811	1,851	(1,040)	Barclays Bank PLC
Kroger	06/20/24	1.000%(Q)	750	0.793%	7,562	3,488	4,074	Goldman Sachs International
Kroger	06/20/24	1.000%(Q)	289	0.793%	2,914	1,759	1,155	Goldman Sachs International

					$75,675	$76,985	$(1,310)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	10,200	$(191,335)	$(221,271)	$(29,936)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	4,925	3.252%	$247,295	$378,420	$131,125

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
4,210	04/15/29	1.225%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$(74,325)	$(74,325)

Interest rate swap agreements outstanding at June 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,840	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	$—	$16,856	$16,856
5,880	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	20,503	20,503
5,440	02/29/20	1.320%(S)	3 Month LIBOR(1)(Q)	—	18,853	18,853
5,440	02/29/20	1.350%(S)	3 Month LIBOR(1)(Q)	—	17,267	17,267
11,000	02/29/20	1.359%(S)	3 Month LIBOR(1)(Q)	—	33,829	33,829
10,910	02/29/20	1.374%(S)	3 Month LIBOR(1)(Q)	—	32,002	32,002
21,755	05/31/20	1.622%(S)	6 Month LIBOR(2)(Q)	—	(105,647)	(105,647)

				$—	$33,663	$33,663

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$99,126	$(142,962)	$8,769	$(59,810)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$965,582	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$52,393,435	$—
Collateralized Loan Obligations	—	21,428,150	—
Consumer Loans.	—	9,902,193	—
Credit Cards.	—	981,090	—
Equipment	—	714,506	—
Home Equity Loans	—	179,847	—
Other.	—	661,443	—
Residential Mortgage-Backed Securities.	—	3,382,046	—
Student Loans	—	20,526,528	—
Commercial Mortgage-Backed Securities	—	90,078,096	—
Corporate Bonds	—	183,165,341	—
Municipal Bonds	—	2,497,598	—
Residential Mortgage-Backed Securities.	—	23,315,943	—
Sovereign Bond.	—	6,210,887	—
U.S. Government Agency Obligations	—	56,668,820	—
U.S. Treasury Obligations	—	27,800,128	—
Affiliated Mutual Funds.	12,852,588	—	—
Commercial Paper	—	11,960,144	—
Other Financial Instruments*
Futures Contracts	948,704	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	(217,999)	—
Centrally Cleared Credit Default Swap Agreements	—	101,189	—
OTC Credit Default Swap Agreements	—	(94,877)	—
Centrally Cleared Inflation Swap Agreement	—	(74,325)	—
Centrally Cleared Interest Rate Swap Agreements	—	33,663	—

Total	$13,801,292	$511,613,846	$—

*

Other financial instruments are derivative instruments not reflected in the consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Commercial Mortgage-Backed Securities	17.5%
U.S. Government Agency Obligations	11.0
Automobiles	10.2
Banks	9.5
U.S. Treasury Obligations	5.4
Residential Mortgage-Backed Securities	5.2
Collateralized Loan Obligations	4.2
Student Loans	4.0
Auto Manufacturers	2.8
Pharmaceuticals	2.5
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	2.5
Commercial Paper	2.3
Electric	2.3
Consumer Loans	1.9
Semiconductors	1.8
Oil & Gas	1.7
Media	1.6
Pipelines	1.6
Telecommunications	1.5
Diversified Financial Services	1.5
Sovereign Bond	1.2
Computers	1.1
Aerospace & Defense	1.1
Agriculture	1.0
Trucking & Leasing	0.7
Healthcare-Products	0.7
Transportation	0.6
Municipal Bonds	0.5
Airlines	0.4
Foods	0.4

Insurance	0.3%
Beverages	0.2
Internet	0.2
Packaging & Containers	0.2
Credit Cards	0.2
Electronics	0.2
Machinery-Diversified	0.2
Software	0.2
Oil & Gas Services	0.2
Real Estate Investment Trusts (REITs)	0.1
Equipment	0.1
Advertising	0.1
Retail	0.1
Other	0.1
Office/Business Equipment	0.1
Leisure Time	0.1
Commercial Services	0.1
Healthcare-Services	0.1
Mining	0.1
Lodging	0.1
Auto Parts & Equipment	0.1
Miscellaneous Manufacturing	0.0	*
Biotechnology	0.0	*
Home Equity Loans	0.0	*

	101.8
Liabilities in excess of other assets	(1.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker— variation margin swaps	$131,125	*	Due from/to broker— variation margin swaps	$29,936	*
Credit contracts	Premiums paid for OTC swap agreements	99,126		Premiums received for OTC swap agreements	142,962
Credit contracts	Unrealized appreciation on OTC swap agreements	8,769		Unrealized depreciation on OTC swap agreements	59,810
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	38,789		Unrealized depreciation on OTC forward foreign currency exchange contracts	256,788

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure (continued):

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities (continued):

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures	$1,275,589	*	Due from/to broker— variation margin futures	$326,885	*
Interest rate contracts	Due from/to broker— variation margin swaps	139,310	*	Due from/to broker— variation margin swaps	179,972	*

		$1,692,708			$996,353

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$173,891
Foreign exchange contracts	—	—	—	61,602	—
Interest rate contracts	(615,165)	(240,041)	(567,667)	—	195,232

Total	$(615,165)	$(240,041)	$(567,667)	$61,602	$369,123

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$632,619
Foreign exchange contracts	—	—	—	(372,336)	—
Interest rate contracts	323,092	736,195	568,578	—	(740,675)

Total	$323,092	$736,195	$568,578	$(372,336)	$(108,056)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$455,075	$234,135,000	$247,447,362	$66,933,313	$4,267,222

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$14,689,278	$5,042,400	$133,275,000	$9,293,874

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)
$12,732,667	$1,403,333

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$6,025,519	$(6,025,519)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America NA	$6,405	$(4,215)	$2,190	$—	$2,190
Barclays Bank PLC	12,045	(6,460)	5,585	—	5,585
BNP Paribas S.A.	51,191	(27,695)	23,496	(10,000)	13,496
Goldman Sachs International	10,476	(11,667)	(1,191)	—	(1,191)
HSBC Bank PLC	—	(15,478)	(15,478)	—	(15,478)
JPMorgan Chase Bank, N.A.	66,567	(176,835)	(110,268)	110,268	—
Morgan Stanley & Co LLC	—	(24,787)	(24,787)	—	(24,787)
RBC Capital Markets LLC	—	(4,471)	(4,471)	—	(4,471)
Standard Chartered PLC	—	(187,952)	(187,952)	—	(187,952)

	$146,684	$(459,560)	$(312,876)	$100,268	$(212,608)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $6,025,519:
Unaffiliated investments (cost $507,874,889)	$511,866,195
Affiliated investments (cost $12,851,989)	12,852,588
Cash	25,895
Foreign currency, at value (cost $2,060,573)	2,060,962
Dividends and interest receivable	2,386,181
Receivable for Portfolio shares sold	1,955,657
Receivable for investments sold	1,475,401
Deposit with broker for centrally cleared/exchange-traded derivatives	965,582
Premiums paid for OTC swap agreements	99,126
Unrealized appreciation on OTC forward foreign currency exchange contracts	38,789
Unrealized appreciation on OTC swap agreements	8,769
Due from broker-variation margin swaps	2,492
Prepaid expenses	748

Total Assets	533,738,385

LIABILITIES
Payable for investments purchased	11,280,796
Payable to broker for collateral for securities on loan	6,129,466
Unrealized depreciation on OTC forward foreign currency exchange contracts	256,788
Accrued expenses and other liabilities	143,615
Premiums received for OTC swap agreements	142,962
Payable for Portfolio shares repurchased	115,857
Management fee payable	93,844
Unrealized depreciation on OTC swap agreements	59,810
Due to broker-variation margin futures	23,624
Distribution fee payable	21,081
Cash segregated from counterparty—OTC	10,000
Affiliated transfer agent fee payable	369

Total Liabilities	18,278,212

NET ASSETS	$515,460,173

Net assets were comprised of:
Partners Equity	$515,460,173

Net asset value and redemption price per share, $515,460,173 / 46,128,257 outstanding shares of beneficial interest	$11.17

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$8,053,594
Affiliated dividend income	121,905
Affiliated income from securities lending, net	3,413

Total income	8,178,912

EXPENSES
Management fee	1,252,964
Distribution fee	655,834
Custodian and accounting fees	79,675
Audit fee	31,081
Shareholders’ reports	9,273
Trustees’ fees	7,986
Legal fees and expenses	5,408
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	16,421

Total expenses	2,062,118
Less: Fee waiver and/or expense reimbursement	(149,530)

Net expenses	1,912,588

NET INVESTMENT INCOME (LOSS)	6,266,324

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $728)	(99,235)
Futures transactions	(567,667)
Forward currency contract transactions	61,602
Options written transactions	(240,041)
Swap agreements transactions	369,123
Foreign currency transactions	21,812

(454,406)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $765)	10,147,029
Futures	568,578
Forward currency contracts	(372,336)
Options written	736,195
Swap agreements	(108,056)
Foreign currencies	21,809

10,993,219

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	10,538,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,805,137

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,266,324	$13,722,664
Net realized gain (loss) on investment and foreign currency transactions	(454,406)	(4,695,426)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,993,219	(3,527,656)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,805,137	5,499,582

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,858,857 and 12,408,280 shares, respectively]	53,366,993	133,048,825
Portfolio shares repurchased [17,390,756 and 13,176,018 shares, respectively]	(189,604,500)	(141,684,531)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(136,237,507)	(8,635,706)

CAPITAL CONTRIBUTIONS	359	20,577

TOTAL INCREASE (DECREASE)	(119,432,011)	(3,115,547)
NET ASSETS:
Beginning of period	634,892,184	638,007,731

End of period	$515,460,173	$634,892,184

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

LONG-TERM INVESTMENTS — 89.4%		Value
COMMON STOCKS — 54.4%	Shares
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc.*(a)	55,800	$2,498,166
Axon Enterprise, Inc.*(a)	75,772	4,865,320
Boeing Co. (The)	184,257	67,071,390
BWX Technologies, Inc.	64,200	3,344,820
Cubic Corp.	26,100	1,682,928
Harris Corp.(a)	103,654	19,604,081
HEICO Corp. (Class A Stock)	32,025	3,310,424
L3 Technologies, Inc.	15,164	3,717,758
Meggitt PLC (United Kingdom)	2,474,837	16,511,349
Northrop Grumman Corp.	84,433	27,281,147
Teledyne Technologies, Inc.*	5,600	1,533,672
Textron, Inc.	222,395	11,795,831
Triumph Group, Inc.(a)	105,300	2,411,370
United Technologies Corp.	42,200	5,494,440

		171,122,696

Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B Stock)	230,570	23,810,964

Airlines — 0.3%
Alaska Air Group, Inc.(a)	184,844	11,813,380
Allegiant Travel Co.	12,200	1,750,700
Delta Air Lines, Inc.	247,692	14,056,521
Hawaiian Holdings, Inc.(a)	66,400	1,821,352
United Continental Holdings, Inc.*	182,553	15,982,515

		45,424,468

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	144,900	4,997,168
Aptiv PLC(a)	155,300	12,552,899
Autoliv, Inc. (Sweden)	6,500	458,315
Autoliv, Inc. (Sweden), SDR	105,776	7,464,790
Garrett Motion, Inc. (Switzerland)*(a)	18,450	283,208
Gentherm, Inc.*	80,700	3,375,681
Magna International, Inc. (Canada)(a)	415,356	20,643,193
Stanley Electric Co. Ltd. (Japan)	250,400	6,165,651
Sumitomo Rubber Industries Ltd. (Japan)	361,300	4,181,918
Veoneer, Inc. (Sweden)*(a)	80,500	1,393,455

		61,516,278

Automobiles — 0.5%
Ferrari NV (Italy)(a)	94,064	15,183,811
Honda Motor Co. Ltd. (Japan)	225,800	5,846,852
Suzuki Motor Corp. (Japan)	229,600	10,796,884
Tesla, Inc.*(a)	39,334	8,789,576
Toyota Motor Corp. (Japan)	415,000	25,812,845

		66,429,968

Banks — 3.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	639,230	13,674,770
Ameris Bancorp(a)	63,800	2,500,322
Australia & New Zealand Banking Group Ltd. (Australia)	731,589	14,497,971

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of America Corp.	813,450	$23,590,050
BankUnited, Inc.	107,300	3,620,302
Barclays PLC (United Kingdom), ADR(a)	294,306	2,239,669
BNP Paribas SA (France)	397,266	18,873,340
BOK Financial Corp.	16,403	1,238,098
Bridge Bancorp, Inc.	58,300	1,717,518
CenterState Bank Corp.	72,410	1,667,602
Citigroup, Inc.	772,867	54,123,876
Commerzbank AG (Germany)	410,258	2,953,982
Danske Bank A/S (Denmark)	490,479	7,753,336
DBS Group Holdings Ltd. (Singapore)	862,562	16,547,580
DNB ASA (Norway)	1,127,343	20,992,963
East West Bancorp, Inc.	65,200	3,049,404
Erste Group Bank AG (Austria)*	124,914	4,637,948
Fifth Third Bancorp	940,418	26,237,662
First Republic Bank(a)	156,073	15,240,528
Hilltop Holdings, Inc.	108,100	2,299,287
Home BancShares, Inc.(a)	153,536	2,957,103
ING Groep NV (Netherlands)	1,567,291	18,166,272
Intesa Sanpaolo SpA (Italy)	3,838,487	8,212,869
JPMorgan Chase & Co.	726,576	81,231,197
KeyCorp	146,577	2,601,742
Lloyds Banking Group PLC (United Kingdom)	19,765,383	14,231,011
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,125,000	14,868,469
National Bank Holdings Corp. (Class A Stock)	61,000	2,214,300
National Bank of Canada (Canada)(a)	312,300	14,835,770
Nordea Bank Abp (Finland)	1,053,244	7,649,247
Pacific Premier Bancorp, Inc.	81,800	2,525,984
Pinnacle Financial Partners, Inc.(a)	63,168	3,630,897
PNC Financial Services Group, Inc. (The)	82,099	11,270,551
Popular, Inc. (Puerto Rico)(a)	80,700	4,377,168
Prosperity Bancshares, Inc.(a)	43,110	2,847,416
Seacoast Banking Corp. of Florida*	82,000	2,086,080
Signature Bank	34,000	4,108,560
South State Corp.(a)	5,700	419,919
Standard Chartered PLC (United Kingdom)	1,140,872	10,360,949
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	277,981	10,099,317
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,514,106	14,984,374
Texas Capital Bancshares, Inc.*	35,660	2,188,454
Towne Bank	112,200	3,060,816
U.S. Bancorp	47,461	2,486,956
United Overseas Bank Ltd. (Singapore)	480,800	9,280,076
Webster Financial Corp.	58,100	2,775,437
Wells Fargo & Co.	1,231,420	58,270,794

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Westamerica Bancorporation(a)	17,900	$1,102,819
Western Alliance Bancorp*	90,200	4,033,744

		554,334,499

Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	17,000	6,421,920
Coca-Cola Co. (The)	496,084	25,260,597
Constellation Brands, Inc. (Class A Stock)(a)	12,531	2,467,855
Diageo PLC (United Kingdom)	463,587	19,964,118
Keurig Dr. Pepper, Inc.(a)	226,917	6,557,901
Kirin Holdings Co. Ltd. (Japan)	311,500	6,716,717
PepsiCo, Inc.	361,480	47,400,873

		114,789,981

Biotechnology — 1.1%
AbbVie, Inc.	222,100	16,151,112
Acceleron Pharma, Inc.*(a)	100,900	4,144,972
Agios Pharmaceuticals, Inc.*(a)	32,700	1,631,076
Aimmune Therapeutics, Inc.*(a)	137,200	2,856,504
Alexion Pharmaceuticals, Inc.*	86,503	11,330,163
Alkermes PLC*	89,500	2,017,330
Amgen, Inc.	85,654	15,784,319
Ascendis Pharma A/S (Denmark), ADR*(a)	31,400	3,615,710
Biogen, Inc.*	36,135	8,450,893
BioMarin Pharmaceutical, Inc.*	108,201	9,267,416
Calyxt, Inc.*	47,950	598,416
Celgene Corp.*	116,422	10,762,050
CSL Ltd. (Australia)	43,913	6,641,650
Cyclerion Therapeutics, Inc.*	11,200	128,240
Exact Sciences Corp.*(a)	45,200	5,335,408
Exelixis, Inc.*	205,400	4,389,398
Gilead Sciences, Inc.	212,631	14,365,350
Immunomedics, Inc.*(a)	104,600	1,450,802
Incyte Corp.*	31,490	2,675,390
Insmed, Inc.*	9,500	243,200
Ironwood Pharmaceuticals, Inc.*(a)	142,000	1,553,480
Neurocrine Biosciences, Inc.*	56,200	4,744,966
Regeneron Pharmaceuticals, Inc.*	5,942	1,859,846
Sage Therapeutics, Inc.*(a)	34,400	6,298,296
Sarepta Therapeutics, Inc.*	7,500	1,139,625
Seattle Genetics, Inc.*	42,200	2,920,662
Ultragenyx Pharmaceutical, Inc.*(a)	24,500	1,555,750
United Therapeutics Corp.*	13,000	1,014,780
Vertex Pharmaceuticals, Inc.*	105,136	19,279,840
Xencor, Inc.*	11,000	450,230

		162,656,874

Building Products — 0.1%
Armstrong World Industries, Inc.	32,300	3,139,560
Fortune Brands Home & Security, Inc.	107,467	6,139,590
Insteel Industries, Inc.	43,500	905,670
Quanex Building Products Corp.	124,900	2,359,361

COMMON STOCKS (continued)	Shares	Value
Building Products (continued)
Resideo Technologies, Inc.*	33,725	$739,252
Simpson Manufacturing Co., Inc.	4,000	265,840

		13,549,273

Capital Markets — 1.2%
Ameriprise Financial, Inc.	60,795	8,825,002
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	50,098	2,393,683
Cboe Global Markets, Inc.	180,509	18,706,148
Charles Schwab Corp. (The)	452,886	18,201,488
Close Brothers Group PLC (United Kingdom)	129,045	2,318,816
CME Group, Inc.(a)	45,071	8,748,732
FactSet Research Systems, Inc.	20,700	5,931,792
Franklin Resources, Inc.(a)	122,369	4,258,441
GAM Holding AG (Switzerland)*	371,327	1,718,383
Intercontinental Exchange, Inc.	229,313	19,707,159
Janus Henderson Group PLC (United Kingdom)(a)	59,277	1,268,528
KKR & Co., Inc. (Class A Stock)(a)	312,001	7,884,265
Macquarie Group Ltd. (Australia)	167,232	14,718,894
Morgan Stanley	354,690	15,538,969
Raymond James Financial, Inc.	58,440	4,941,102
S&P Global, Inc.	65,925	15,017,056
State Street Corp.	110,168	6,176,018
TD Ameritrade Holding Corp.	402,033	20,069,487

		176,423,963

Chemicals — 1.4%
AgroFresh Solutions, Inc.*(a)	82,600	124,726
Air Liquide SA (France)	102,287	14,318,533
Air Products & Chemicals, Inc.(a)	94,432	21,376,572
Akzo Nobel NV (Netherlands)	5,233	491,611
Asahi Kasei Corp. (Japan)	1,309,800	13,993,984
Axalta Coating Systems Ltd.*	127,200	3,786,744
BASF SE (Germany)	203,451	14,816,580
Cabot Corp.	30,900	1,474,239
CF Industries Holdings, Inc.	10,524	491,576
Corteva, Inc.*	240,256	7,104,370
Covestro AG (Germany), 144A	138,830	7,064,148
Croda International PLC (United Kingdom)	8,603	560,244
Dow, Inc.	251,005	12,377,056
DuPont de Nemours, Inc.	240,631	18,064,169
GCP Applied Technologies, Inc.*	100,100	2,266,264
Incitec Pivot Ltd. (Australia)	101,586	242,490
Johnson Matthey PLC (United Kingdom)	304,607	12,892,232
Koninklijke DSM NV (Netherlands)	5,170	638,208
Linde PLC (United Kingdom), (NYSE)	150,277	30,175,622
Minerals Technologies, Inc.	26,100	1,396,611
Orion Engineered Carbons SA (Luxembourg)	5,600	119,896
PPG Industries, Inc.	85,765	10,009,633
Quaker Chemical Corp.	1,575	319,536
RPM International, Inc.	173,706	10,615,174

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Sherwin-Williams Co. (The)	20,531	$9,409,152
Symrise AG (Germany)	4,378	422,006
Tosoh Corp. (Japan)	143,300	2,021,274
Umicore SA (Belgium)	279,532	8,977,432
Valvoline, Inc.	123,831	2,418,419
Victrex PLC (United Kingdom)	8,880	244,204
Westlake Chemical Corp.	43,509	3,022,135
Yara International ASA (Norway)	8,538	414,184

		211,649,024

Commercial Services & Supplies — 0.2%
HNI Corp.	46,600	1,648,708
IAA, Inc.*	22,200	860,916
KAR Auction Services, Inc.	22,200	555,000
Mobile Mini, Inc.	72,850	2,216,825
Stericycle, Inc.*(a)	91,540	4,371,035
Waste Connections, Inc.	163,394	15,617,199

		25,269,683

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,109,506	60,723,263
Juniper Networks, Inc.(a)	169,078	4,502,547
Lumentum Holdings, Inc.*(a)	31,500	1,682,415
Motorola Solutions, Inc.	115,645	19,281,491
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,030,550	9,790,255

		95,979,971

Construction & Engineering — 0.0%
Aegion Corp.*	60,600	1,115,040
Fluor Corp.	7,300	245,937
Jacobs Engineering Group, Inc.	4,100	345,999
Valmont Industries, Inc.	20,400	2,586,924

		4,293,900

Consumer Finance — 0.3%
Ally Financial, Inc.	490,984	15,215,594
Capital One Financial Corp.	94,052	8,534,278
SLM Corp.	352,600	3,427,272
Synchrony Financial	278,625	9,659,929

		36,837,073

Containers & Packaging — 0.3%
Amcor PLC (United Kingdom)	878,055	9,982,897
Avery Dennison Corp.	80,802	9,347,175
Ball Corp.	17,000	1,189,830
Graphic Packaging Holding Co.	143,400	2,004,732
International Paper Co.(a)	138,973	6,020,310
Myers Industries, Inc.	143,800	2,771,026
Packaging Corp. of America	18,344	1,748,550
Sealed Air Corp.	160,451	6,864,094
Vidrala SA (Spain)	3,289	309,661

		40,238,275

Diversified Consumer Services — 0.1%
Ascent Capital Group, Inc. (Class A Stock)*	1,701	1,837
Bright Horizons Family Solutions, Inc.*	30,700	4,631,709
frontdoor, Inc.*	44,800	1,951,040

COMMON STOCKS (continued)	Shares	Value
Diversified Consumer Services (continued)
Service Corp. International(a)	115,900	$5,421,802
ServiceMaster Global Holdings, Inc.*	69,200	3,604,628

		15,611,016

Diversified Financial Services — 0.8%
AXA Equitable Holdings, Inc.(a)	597,761	12,493,205
Berkshire Hathaway, Inc. (Class B Stock)*	277,384	59,129,947
Challenger Ltd. (Australia)	1,744,571	8,130,071
Element Fleet Management Corp. (Canada)	1,821,290	13,295,814
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,268,100	6,740,843
Voya Financial, Inc.	229,727	12,703,903

		112,493,783

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	978,736	32,797,443
KT Corp. (South Korea)	235,605	5,781,518
Nippon Telegraph & Telephone Corp. (Japan)	818,100	38,141,771
Telecom Italia SpA (Italy), RSP	9,644,818	5,004,946
Telefonica Deutschland Holding AG (Germany)	3,418,522	9,563,780
Telefonica SA (Spain)	1,054,417	8,660,859
Telstra Corp. Ltd. (Australia)	992,111	2,680,423
Verizon Communications, Inc.	553,501	31,621,512
Zayo Group Holdings, Inc.*	74,600	2,455,086

		136,707,338

Electric Utilities — 0.7%
American Electric Power Co., Inc.	6,629	583,418
Edison International	65,147	4,391,559
Entergy Corp.(a)	132,321	13,619,801
Evergy, Inc.	81,421	4,897,473
Eversource Energy(a)	177,380	13,438,309
NextEra Energy, Inc.	220,436	45,158,519
OGE Energy Corp.	99,900	4,251,744
PNM Resources, Inc.	81,800	4,164,438
Southern Co. (The)	288,909	15,970,889
Xcel Energy, Inc.(a)	8,200	487,818

		106,963,968

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	761,342	15,299,572
Hubbell, Inc.	39,900	5,202,960
Legrand SA (France)	124,073	9,075,139
Melrose Industries PLC (United Kingdom)	4,072,934	9,371,478
Mitsubishi Electric Corp. (Japan)	1,665,500	21,998,237
Prysmian SpA (Italy)	401,688	8,279,704
Schneider Electric SE (France)	4,122	373,932
Sensata Technologies Holding PLC*	77,900	3,817,100

		73,418,122

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	269,706	$25,875,594
AVX Corp.	122,800	2,038,480
Belden, Inc.(a)	41,550	2,475,134
CDW Corp.	3,542	393,162
Coherent, Inc.*	19,200	2,618,304
Control4 Corp.*	88,500	2,101,875
Hamamatsu Photonics KK (Japan)	153,300	5,986,635
Keysight Technologies, Inc.*	84,979	7,631,964
Largan Precision Co. Ltd. (Taiwan)	60,000	7,469,826
Murata Manufacturing Co. Ltd. (Japan)	206,200	9,302,556
Omron Corp. (Japan)	185,100	9,684,381

		75,577,911

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	11,000	270,930
Dril-Quip, Inc.*(a)	43,400	2,083,200
Ensco Rowan PLC (Class A Stock)(a)	150,800	1,286,324
Exterran Corp.*	94,450	1,343,079
Halliburton Co.	532,632	12,112,052
Keane Group, Inc.*	271,100	1,821,792
NCS Multistage Holdings, Inc.*(a)	20,600	73,130
Schlumberger Ltd.	220,508	8,762,988
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	1,357	115,520
Tenaris SA (Luxembourg)	27,348	358,546
Tidewater, Inc.*	8,100	190,188
WorleyParsons Ltd. (Australia)	869,751	9,006,901

		37,424,650

Entertainment — 0.8%
Activision Blizzard, Inc.	214,156	10,108,163
Electronic Arts, Inc.*	188,028	19,039,715
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	82,103	3,071,473
Netflix, Inc.*	121,237	44,532,775
Walt Disney Co. (The)	213,870	29,864,807
Zynga, Inc. (Class A Stock)*	582,300	3,569,499

		110,186,432

Equity Real Estate Investment Trusts (REITs) — 1.6%
Acadia Realty Trust(a)	95,571	2,615,778
Alexander & Baldwin, Inc.	140,444	3,244,256
Alexandria Real Estate Equities, Inc.	10,634	1,500,351
Allied Properties Real Estate Investment Trust (Canada)	11,600	419,604
American Campus Communities, Inc.	33,046	1,525,403
American Tower Corp.	61,527	12,579,195
AvalonBay Communities, Inc.	74,016	15,038,571
Boston Properties, Inc.	7,269	937,701
Camden Property Trust	56,198	5,866,509
Canadian Apartment Properties REIT (Canada)	13,154	485,760

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CapitaLand Commercial Trust (Singapore)	162,000	$259,765
CapitaLand Mall Trust (Singapore)	328,400	638,421
Cedar Realty Trust, Inc.	149,207	395,399
Charter Hall Retail REIT (Australia)	115,194	353,485
Concentradora Fibra Danhos SA de CV (Mexico)	296,600	395,595
Crown Castle International Corp.	26,675	3,477,086
CubeSmart	88,846	2,971,010
CyrusOne, Inc.	1,615	93,218
Derwent London PLC (United Kingdom)	18,276	723,590
Digital Realty Trust, Inc.	2,901	341,709
Douglas Emmett, Inc.	51,216	2,040,445
EastGroup Properties, Inc.	30,300	3,514,194
EPR Properties	488	36,400
Equinix, Inc.	783	394,859
Equity Commonwealth	134,400	4,370,688
Equity Residential	187,233	14,214,729
Essex Property Trust, Inc.	10,014	2,923,387
Federal Realty Investment Trust	12,095	1,557,352
First Industrial Realty Trust, Inc.	11,169	410,349
Gecina SA (France)	4,383	656,327
Goodman Group (Australia)	64,353	679,563
Great Portland Estates PLC (United Kingdom)	822,302	7,140,875
HCP, Inc.	9,369	299,621
Healthcare Realty Trust, Inc.	60,898	1,907,325
Healthcare Trust of America, Inc. (Class A Stock)	51,489	1,412,343
Highwoods Properties, Inc.	11,500	474,950
Hoshino Resorts REIT, Inc. (Japan)	59	303,184
Host Hotels & Resorts, Inc.	47,881	872,392
Hudson Pacific Properties, Inc.	24,132	802,872
Inmobiliaria Colonial Socimi SA (Spain)	62,132	692,110
JBG SMITH Properties	158,842	6,248,844
Kilroy Realty Corp.	12,961	956,651
Kimco Realty Corp.(a)	24,300	449,064
Macerich Co. (The)(a)	41,126	1,377,310
Mitsui Fudosan Logistics Park, Inc. (Japan)	199	675,489
National Health Investors, Inc.	635	49,549
National Retail Properties, Inc.	1,098	58,205
National Storage REIT (Australia)	197,125	242,300
Nippon Accommodations Fund, Inc. (Japan)	159	891,258
Nippon Prologis REIT, Inc. (Japan)	198	457,605
Omega Healthcare Investors, Inc.	4,194	154,130
Paramount Group, Inc.	243,200	3,407,232
Pebblebrook Hotel Trust(a)	64,222	1,809,776
PotlatchDeltic Corp.	31,000	1,208,380
Prologis, Inc.	327,539	26,235,874

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.	10,800	$1,820,124
Public Storage	57,486	13,691,441
Rayonier, Inc.	151,600	4,593,480
Realty Income Corp.	2,111	145,596
Regency Centers Corp.	110,032	7,343,536
Rexford Industrial Realty, Inc.	40,500	1,634,985
Saul Centers, Inc.	22,800	1,279,764
Scentre Group (Australia)	3,311,737	8,921,906
Shaftesbury PLC (United Kingdom)	46,814	477,553
Simon Property Group, Inc.(a)	53,458	8,540,450
SL Green Realty Corp.	81,570	6,555,781
Spirit Realty Capital, Inc.	639	27,260
Sunstone Hotel Investors, Inc.	74,477	1,021,080
Taubman Centers, Inc.	43,200	1,763,856
Terreno Realty Corp.	92,497	4,536,053
Unibail-Rodamco-Westfield (France)	43,612	6,537,234
UNITE Group PLC (The) (United Kingdom)	37,727	466,808
Urban Edge Properties	29,416	509,779
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	1,540,350
Ventas, Inc.	6,980	477,083
VEREIT, Inc.	460,006	4,144,654
Vornado Realty Trust	81,485	5,223,188
Washington Prime Group, Inc.(a)	241,400	922,148
Washington Real Estate Investment Trust	74,600	1,994,058
Weingarten Realty Investors, REIT	69,330	1,901,029
Welltower, Inc.	7,766	633,162
Weyerhaeuser Co.	380,889	10,032,616
WP Carey, Inc.	12,824	1,041,052

		240,564,064

Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.	35,400	5,522,046
Costco Wholesale Corp.	95,932	25,350,990
Kroger Co. (The)(a)	310,182	6,734,051
Seven & i Holdings Co. Ltd. (Japan)	398,000	13,479,440
Sprouts Farmers Market, Inc.*	108,100	2,042,009
Walgreens Boots Alliance, Inc.	88,655	4,846,769
Walmart, Inc.	192,419	21,260,375
Welcia Holdings Co. Ltd. (Japan)	80,700	3,290,445

		82,526,125

Food Products — 1.1%
Bunge Ltd.	158,526	8,831,483
Cal-Maine Foods, Inc.(a)	6,553	273,391
Campbell Soup Co.(a)	166,100	6,655,627
Conagra Brands, Inc.(a)	860,559	22,822,025
Flowers Foods, Inc.	63,000	1,466,010
Mondelez International, Inc. (Class A Stock)	491,421	26,487,592
Mriya Agro Holding PLC (Ukraine)^*	1,223	16

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Mriya Recovery Certificates (Ukraine)^	1,359,527	$15,459
Nestle SA (Switzerland)	668,239	69,169,889
Post Holdings, Inc.*	38,500	4,002,845
Sanderson Farms, Inc.	3,900	532,584
TreeHouse Foods, Inc.*(a)	61,100	3,305,510
Tyson Foods, Inc. (Class A Stock)	125,996	10,172,917
Wilmar International Ltd. (Singapore)	3,770,800	10,309,710

		164,045,058

Gas Utilities — 0.2%
Atmos Energy Corp.	90,893	9,594,665
Beijing Enterprises Holdings Ltd. (China)	1,235,500	6,280,484
Chesapeake Utilities Corp.	33,220	3,156,565
ONE Gas, Inc.	45,500	4,108,650
South Jersey Industries, Inc.(a)	81,600	2,752,368

		25,892,732

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	166,667	14,016,695
Alcon, Inc. (Switzerland)*	101,904	6,309,868
Align Technology, Inc.*	20,458	5,599,355
Atrion Corp.(a)	3,000	2,558,220
Avanos Medical, Inc.*	62,700	2,734,347
Becton, Dickinson & Co.	148,419	37,403,072
Cooper Cos., Inc. (The)	9,869	3,324,767
Danaher Corp.	75,380	10,773,310
DexCom, Inc.*	53,600	8,031,424
Elekta AB (Sweden) (Class B Stock)	780,457	11,341,471
GenMark Diagnostics, Inc.*	217,600	1,412,224
GN Store Nord A/S (Denmark)	167,693	7,833,165
Hologic, Inc.*	171,067	8,214,637
Intuitive Surgical, Inc.*	64,390	33,775,775
Koninklijke Philips NV (Netherlands)	821,406	35,730,973
Medtronic PLC	137,166	13,358,597
Penumbra, Inc.*(a)	16,900	2,704,000
Siemens Healthineers AG (Germany), 144A	203,800	8,602,013
Stryker Corp.	114,249	23,487,309
Teleflex, Inc.	10,300	3,410,845
West Pharmaceutical Services, Inc.	42,100	5,268,815

		245,890,882

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*(a)	90,300	3,155,985
AmerisourceBergen Corp.	31,219	2,661,732
Anthem, Inc.	63,767	17,995,685
Cardinal Health, Inc.	10,500	494,550
Centene Corp.*	144,770	7,591,739
Cigna Corp.	180,508	28,439,035
Covetrus, Inc.*(a)	57,200	1,399,112
CVS Health Corp.	323,166	17,609,315
Diplomat Pharmacy, Inc.*(a)	138,000	840,420

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Fresenius SE & Co. KGaA (Germany)	301,300	$16,353,886
HCA Healthcare, Inc.	97,549	13,185,698
McKesson Corp.	28,663	3,852,021
Miraca Holdings, Inc. (Japan)	112,900	2,572,186
Select Medical Holdings Corp.*	130,700	2,074,209
UnitedHealth Group, Inc.	152,397	37,186,392
WellCare Health Plans, Inc.*	37,342	10,645,084

		166,057,049

Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	52,502	8,511,099

Hotels, Restaurants & Leisure — 1.2%
Aramark(a)	102,100	3,681,726
Bloomin’ Brands, Inc.	117,100	2,214,361
Choice Hotels International, Inc.(a)	37,000	3,219,370
Compass Group PLC (United Kingdom)	535,630	12,842,934
Darden Restaurants, Inc.(a)	43,899	5,343,825
Domino’s Pizza, Inc.(a)	26,723	7,436,476
Dunkin’ Brands Group, Inc.(a)	43,900	3,497,074
Hilton Worldwide Holdings, Inc.	146,053	14,275,220
Jack in the Box, Inc.	39,300	3,198,627
Las Vegas Sands Corp.	89,000	5,259,010
Lindblad Expeditions Holdings, Inc.*	188,100	3,376,395
Marriott International, Inc. (Class A Stock)(a)	92,637	12,996,045
McDonald’s Corp.	209,691	43,544,433
MGM Resorts International(a)	302,015	8,628,568
Red Robin Gourmet Burgers, Inc.*(a)	63,500	1,941,195
Restaurant Brands International, Inc. (Canada)	123,266	8,571,918
Royal Caribbean Cruises Ltd.	53,110	6,437,463
Starbucks Corp.	127,125	10,656,889
Vail Resorts, Inc.	14,200	3,169,156
Yum! Brands, Inc.	94,419	10,449,351

		170,740,036

Household Durables — 0.4%
Meritage Homes Corp.*	72,400	3,717,016
NVR, Inc.*	5,798	19,540,710
Panasonic Corp. (Japan)	1,169,600	9,763,616
Persimmon PLC (United Kingdom)	390,723	9,917,677
Sony Corp. (Japan)	170,700	8,938,948
Tempur Sealy International, Inc.*(a)	57,300	4,204,101
TRI Pointe Group, Inc.*(a)	254,500	3,046,365

		59,128,433

Household Products — 0.5%
Kimberly-Clark Corp.	134,698	17,952,549
Procter & Gamble Co. (The)	505,807	55,461,738

		73,414,287

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	395,500	$8,997,902

Industrial Conglomerates — 1.1%
CK Hutchison Holdings Ltd. (Hong Kong)	1,541,693	15,178,800
DCC PLC (United Kingdom)	143,197	12,787,579
General Electric Co.	3,226,688	33,880,224
Honeywell International, Inc.	191,997	33,520,756
Roper Technologies, Inc.	95,321	34,912,270
Siemens AG (Germany)	308,268	36,685,477

		166,965,106

Insurance — 2.6%
AIA Group Ltd. (Hong Kong)	1,454,400	15,726,431
American International Group, Inc.	610,391	32,521,632
Aviva PLC (United Kingdom)	1,972,957	10,442,606
AXA SA (France)	927,652	24,362,011
Axis Capital Holdings Ltd.	54,800	3,268,820
Chubb Ltd.	224,776	33,107,257
CNA Financial Corp.	70,700	3,327,849
Direct Line Insurance Group PLC (United Kingdom)	3,202,808	13,509,563
Fidelity National Financial, Inc.	193,534	7,799,420
First American Financial Corp.	75,500	4,054,350
Kemper Corp.	34,800	3,002,892
Markel Corp.*	2,200	2,397,120
Marsh & McLennan Cos., Inc.	159,320	15,892,170
MetLife, Inc.	384,992	19,122,553
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	93,135	23,381,634
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	5,614,000	6,056,553
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,356,000	16,302,858
Progressive Corp. (The)	127,042	10,154,467
Prudential PLC (United Kingdom)	1,097,480	23,947,993
RSA Insurance Group PLC (United Kingdom)	893,693	6,552,212
State Auto Financial Corp.	85,100	2,978,500
Storebrand ASA (Norway)	1,755,054	12,899,023
Sun Life Financial, Inc. (Canada)	484,877	20,079,325
Tokio Marine Holdings, Inc. (Japan)	371,900	18,657,084
White Mountains Insurance Group Ltd.	4,100	4,187,986
Willis Towers Watson PLC	116,862	22,383,747
Zurich Insurance Group AG (Switzerland)	51,027	17,736,466

		373,852,522

Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	51,945	56,246,046
Alphabet, Inc. (Class C Stock)*	84,303	91,123,956
ANGI Homeservices, Inc. (Class A Stock)*(a)	192,400	2,503,124

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Interactive Media & Services (continued)
Baidu, Inc. (China), ADR*	41,300	$4,846,968
Facebook, Inc. (Class A Stock)*	630,116	121,612,388
IAC/InterActiveCorp*	18,000	3,915,540
Match Group, Inc.(a)	49,578	3,335,112
NAVER Corp. (South Korea)	45,171	4,469,309
Tencent Holdings Ltd. (China)	219,700	9,922,513
Yahoo Japan Corp. (Japan)	1,750,400	5,151,212
YY, Inc. (China), ADR*(a)	122,981	8,570,546
Zillow Group, Inc. (Class A Stock)*	36,300	1,661,088
Zillow Group, Inc. (Class C Stock)*(a)	35,500	1,646,845

		315,004,647

Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China),
ADR*	73,374	12,433,224
Altaba, Inc.*	249,822	17,330,152
Amazon.com, Inc.*	92,213	174,617,303
ASOS PLC (United Kingdom)*(a)	156,279	5,070,151
Booking Holdings, Inc.*(a)	15,554	29,159,239
Etsy, Inc.*	109,507	6,720,445
Zalando SE (Germany), 144A*	155,002	6,877,726

		252,208,240

IT Services — 2.2%
Accenture PLC (Class A Stock)	176,336	32,581,603
Black Knight, Inc.*	82,075	4,936,811
Booz Allen Hamilton Holding Corp.	87,900	5,819,859
Cognizant Technology Solutions Corp. (Class A Stock)(a)	235,160	14,906,793
CoreLogic, Inc.*	77,900	3,258,557
EPAM Systems, Inc.*	32,700	5,660,370
Euronet Worldwide, Inc.*	35,300	5,938,872
Fidelity National Information Services, Inc.	115,277	14,142,182
FleetCor Technologies, Inc.*	76,711	21,544,284
Global Payments, Inc.	87,946	14,082,793
Mastercard, Inc. (Class A Stock)	219,121	57,964,078
Okta, Inc.*(a)	12,600	1,556,226
PayPal Holdings, Inc.*	139,804	16,001,966
Square, Inc. (Class A Stock)*(a)	40,100	2,908,453
Total System Services, Inc.	46,966	6,024,329
Twilio, Inc. (Class A Stock)*	6,842	932,907
VeriSign, Inc.*	31,944	6,681,407
Visa, Inc. (Class A Stock)(a)	451,946	78,435,228
WEX, Inc.*	21,800	4,536,580
Worldpay, Inc. (Class A Stock)*	190,409	23,334,623

		321,247,921

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	171,161	12,780,592
Bruker Corp.	46,380	2,316,681
Thermo Fisher Scientific, Inc.	102,502	30,102,787

		45,200,060

COMMON STOCKS (continued)	Shares	Value
Machinery — 1.0%
AGCO Corp.	48,800	$3,785,416
Barnes Group, Inc.	4,700	264,798
Chart Industries, Inc.*	70,600	5,427,728
EnPro Industries, Inc.	13,000	829,920
Epiroc AB (Sweden) (Class B Stock)	28,760	284,808
ESCO Technologies, Inc.	2,000	165,240
Flowserve Corp.(a)	174,693	9,204,574
Fortive Corp.(a)	354,185	28,873,161
Graco, Inc.	70,800	3,552,744
Greenbrier Cos., Inc. (The)	17,500	532,000
Helios Technologies, Inc.	44,800	2,079,168
Hillenbrand, Inc.	74,900	2,963,793
Illinois Tool Works, Inc.(a)	79,649	12,011,866
Knorr-Bremse AG (Germany)	80,624	8,994,303
Middleby Corp. (The)*(a)	30,000	4,071,000
Mueller Water Products, Inc. (Class A Stock)	212,000	2,081,840
PACCAR, Inc.	349,379	25,036,499
RBC Bearings, Inc.*	18,300	3,052,623
REV Group, Inc.(a)	116,500	1,678,765
Sandvik AB (Sweden)	15,911	291,936
SMC Corp. (Japan)	24,800	9,293,668
THK Co. Ltd. (Japan)	485,700	11,669,708
Toro Co. (The)	4,000	267,600
Wabtec Corp.(a)	125,464	9,003,297
Wartsila OYJ Abp (Finland)	19,458	282,635
Weir Group PLC (The) (United Kingdom)	14,313	281,556
Xylem, Inc.	3,800	317,832

		146,298,478

Marine — 0.0%
Kirby Corp.*	43,300	3,420,700

Media — 1.1%
Altice USA, Inc. (Class A Stock)*(a)	145,868	3,551,886
Cable One, Inc.	4,400	5,152,356
Charter Communications, Inc. (Class A Stock)*(a)	36,607	14,466,354
Comcast Corp. (Class A Stock)	1,528,609	64,629,588
CyberAgent, Inc. (Japan)	177,900	6,463,888
DISH Network Corp. (Class A Stock)*	41,862	1,607,919
Eutelsat Communications SA (France)	485,166	9,070,194
Fox Corp. (Class A Stock)	43,379	1,589,407
GCI Liberty, Inc. (Class A Stock)*(a)	69,600	4,277,616
iHeartMedia, Inc. (Class A Stock)*	87	1,309
Liberty Broadband Corp. (Class C Stock)*	234,513	24,440,945
Liberty Global PLC (United Kingdom) (Class A Stock)*	90,032	2,429,964
Liberty Global PLC (United Kingdom) (Class C Stock)*	149,632	3,969,737

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Stroeer SE & Co. KGaA (Germany)(a)	118,868	$8,932,588
WPP PLC (United Kingdom)	1,137,682	14,327,955

		164,911,706

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	19,687	1,009,343
Alamos Gold, Inc. (Canada) (Class A Stock)	43,835	264,439
Alrosa PJSC (Russia)	400,960	547,731
Alumina Ltd. (Australia)	492,573	808,103
Anglo American Platinum Ltd. (South Africa)	7,526	447,518
Anglo American PLC (South Africa)	39,889	1,139,141
AngloGold Ashanti Ltd. (South Africa)	36,807	661,325
Antofagasta PLC (Chile)	1,000,496	11,836,034
ArcelorMittal (Luxembourg)	50,015	897,654
B2Gold Corp. (Canada)*	34,479	104,789
Barrick Gold Corp. (Canada)	202,169	3,191,045
BHP Group Ltd. (Australia)	389,545	11,261,341
BHP Group PLC (Australia)	664,517	17,005,854
BlueScope Steel Ltd. (Australia)	39,269	332,674
Boliden AB (Sweden)	64,456	1,651,330
Carpenter Technology Corp.	43,300	2,077,534
Centamin PLC (Egypt)	175,488	255,115
Centerra Gold, Inc. (Canada)*	23,995	168,939
China Steel Corp. (Taiwan)	783,000	629,030
Cia de Minas Buenaventura SAA (Peru), ADR	27,300	455,091
Commercial Metals Co.	84,100	1,501,185
Compass Minerals International, Inc.(a)	25,000	1,373,750
Detour Gold Corp. (Canada)*	18,431	232,507
Evolution Mining Ltd. (Australia)	104,088	319,466
First Quantum Minerals Ltd. (Zambia)	26,200	248,885
Fortescue Metals Group Ltd. (Australia)	114,632	726,944
Franco-Nevada Corp. (Canada)	24,106	2,046,033
Freeport-McMoRan, Inc.	93,425	1,084,664
Fresnillo PLC (Mexico)	38,585	426,366
Glencore PLC (Switzerland)*	426,068	1,481,910
Gold Fields Ltd. (South Africa)	73,190	398,258
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	147,000	391,515
Impala Platinum Holdings Ltd. (South Africa)*	88,146	436,221
Independence Group NL (Australia)	2,636,907	8,725,991
Industrias Penoles SAB de CV (Mexico)	23,817	306,917
JFE Holdings, Inc. (Japan)	30,400	448,402
Kinross Gold Corp. (Canada)*	108,926	420,882
Kirkland Lake Gold Ltd. (Canada)	43,405	1,870,039

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Lundin Mining Corp. (Chile)	48,954	$269,526
Mitsui Mining & Smelting Co. Ltd. (Japan)	183,200	4,417,402
MMC Norilsk Nickel PJSC (Russia)	2,451	553,477
Newcrest Mining Ltd. (Australia)	64,669	1,455,001
Newmont Goldcorp Corp., (NYSE)	56,422	2,170,554
Newmont Goldcorp Corp., (XTSE)	16,491	632,414
Nippon Steel Corp. (Japan)	61,800	1,064,758
Norsk Hydro ASA (Norway)	118,338	423,685
Northern Star Resources Ltd. (Australia)	120,293	984,600
Nucor Corp.	19,090	1,051,859
Osisko Gold Royalties Ltd. (Canada)	31,804	331,507
POSCO (South Korea)	5,078	1,074,699
Regis Resources Ltd. (Australia)	88,891	329,649
Rio Tinto Ltd. (Australia)	103,798	7,574,033
Rio Tinto PLC (Australia)	96,164	5,957,684
Sandstorm Gold Ltd. (Canada)*	6,816	37,839
Saracen Mineral Holdings Ltd. (Australia)*	281,472	728,548
SEMAFO, Inc. (Canada)*	139,000	547,700
South32 Ltd. (Australia)	3,184,111	7,103,192
Southern Copper Corp. (Peru)	18,171	705,943
Steel Dynamics, Inc.	89,813	2,712,353
Sumitomo Metal Mining Co. Ltd. (Japan)	29,200	875,754
Teck Resources Ltd. (Canada) (Class B Stock)	66,111	1,524,520
thyssenkrupp AG (Germany)	28,070	409,512
Torex Gold Resources, Inc. (Canada)*	25,214	259,158
Vale SA (Brazil)	194,933	2,630,107
voestalpine AG (Austria)	5,324	165,249
Wheaton Precious Metals Corp. (Canada)	26,849	649,313

		123,824,001

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	137,322	1,253,750
Redwood Trust, Inc.(a)	197,700	3,267,981

		4,521,731

Multiline Retail — 0.1%
Dollar General Corp.	92,299	12,475,133
Dollar Tree, Inc.*	60,105	6,454,676

		18,929,809

Multi-Utilities — 0.6%
E.ON SE (Germany)	485,146	5,264,995
Engie SA (France)	1,172,825	17,774,347
National Grid PLC (United Kingdom)	1,137,254	12,068,052
NiSource, Inc.	611,772	17,619,034
Sempra Energy	254,527	34,982,191

		87,708,619

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	5,300	$373,968
BP PLC (United Kingdom)	203,103	1,417,223
BP PLC (United Kingdom), ADR	129,300	5,391,810
Cabot Oil & Gas Corp.	186,597	4,284,267
Cairn Energy PLC (United Kingdom)*	97,966	215,738
Centennial Resource Development, Inc. (Class A Stock)*(a)	315,916	2,397,802
Cheniere Energy, Inc.*	27,600	1,889,220
Chevron Corp.	148,757	18,511,321
Concho Resources, Inc.(a)	139,212	14,363,894
ConocoPhillips	4,900	298,900
Continental Resources, Inc.*	101,864	4,287,456
Devon Energy Corp.	12,600	359,352
Diamondback Energy, Inc.	43,509	4,741,176
Enbridge, Inc. (Canada)	8,204	296,000
Encana Corp. (Canada)	35,362	181,407
EOG Resources, Inc.	125,279	11,670,992
Equinor ASA (Norway)	733,155	14,454,761
Exxon Mobil Corp.	920,076	70,505,424
Frontera Energy Corp. (Colombia)	7,361	76,108
Galp Energia SGPS SA (Portugal)	37,770	581,665
Hess Corp.	90,351	5,743,613
Jagged Peak Energy, Inc.*(a)	18,800	155,476
Kelt Exploration Ltd. (Canada)*	25,500	75,942
Kosmos Energy Ltd. (Ghana)	371,050	2,326,483
Lundin Petroleum AB (Sweden)	13,333	414,531
Magnolia Oil & Gas Corp. (Class A Stock)*	14,600	169,068
Marathon Petroleum Corp.	241,299	13,483,788
Matador Resources Co.*(a)	67,400	1,339,912
Occidental Petroleum Corp.	380,781	19,145,669
Phillips 66	4,400	411,576
Pioneer Natural Resources Co.	56,221	8,650,163
Plains GP Holdings LP (Class A Stock)*	11,490	286,905
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	354,900	23,331,126
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	140,328
Suncor Energy, Inc. (Canada)	12,100	377,036
Targa Resources Corp.(a)	113,106	4,440,542
TC Energy Corp. (Canada)(a)	382,113	18,922,236
TOTAL SA (France)	634,974	35,573,027
TOTAL SA (France), ADR(a)	256,806	14,327,207
Valero Energy Corp.	6,200	530,782
WPX Energy, Inc.*	97,100	1,117,621

		307,261,515

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.(a)	87,100	2,283,762
Mondi PLC (United Kingdom)	10,198	232,139
Stora Enso OYJ (Finland) (Class R Stock)	1,082,111	12,739,546
West Fraser Timber Co. Ltd. (Canada)	10,200	464,999

		15,720,446

COMMON STOCKS (continued)	Shares	Value
Personal Products — 0.5%
Edgewell Personal Care Co.*(a)	74,300	$2,002,385
L’Oreal SA (France)	75,582	21,522,100
Pola Orbis Holdings, Inc. (Japan)	154,900	4,341,724
Unilever PLC (United Kingdom)	802,358	49,857,681

		77,723,890

Pharmaceuticals — 2.9%
Allergan PLC	80,067	13,405,618
Astellas Pharma, Inc. (Japan)	1,777,500	25,360,472
Bayer AG (Germany)	358,182	24,769,685
Elanco Animal Health, Inc.*	460,032	15,549,082
Eli Lilly & Co.	154,107	17,073,515
GlaxoSmithKline PLC (United Kingdom), ADR(a)	515,200	20,618,304
Johnson & Johnson	641,107	89,293,383
Merck & Co., Inc.	395,050	33,124,943
Novartis AG (Switzerland)	474,386	43,298,533
Novo Nordisk A/S (Denmark) (Class B Stock)	155,223	7,919,070
Pacira BioSciences, Inc.*	71,000	3,087,790
Pfizer, Inc.	1,539,101	66,673,855
Roche Holding AG (Switzerland)	146,937	41,372,420
Sanofi (France)	253,845	21,938,254
Takeda Pharmaceutical Co. Ltd. (Japan), ADR	286,080	5,063,616
TherapeuticsMD, Inc.*(a)	479,100	1,245,660

		429,794,200

Professional Services — 0.3%
ALS Ltd. (Australia)	62,762	323,558
CoStar Group, Inc.*	10,600	5,873,036
Exponent, Inc.	8,000	468,320
Recruit Holdings Co. Ltd. (Japan)	372,900	12,488,002
TechnoPro Holdings, Inc. (Japan)	82,500	4,403,851
TransUnion	232,556	17,095,192

		40,651,959

Real Estate Management & Development — 0.2%
ADO Properties SA (Germany), 144A	12,852	532,054
Grainger PLC (United Kingdom)	61,404	191,414
Hang Lung Properties Ltd. (Hong Kong)	258,000	614,343
Hongkong Land Holdings Ltd. (Hong Kong)	135,600	869,467
Howard Hughes Corp. (The)*	18,100	2,241,504
Hufvudstaden AB (Sweden) (Class A Stock)	41,614	707,702
Hysan Development Co. Ltd. (Hong Kong)	141,000	729,096
Jones Lang LaSalle, Inc.	24,700	3,475,043
Kojamo OYJ (Finland)	27,700	414,741
Mitsubishi Estate Co. Ltd. (Japan)	42,500	792,643
Mitsui Fudosan Co. Ltd. (Japan)	610,100	14,830,909
PSP Swiss Property AG (Switzerland)	9,063	1,059,502
Shurgard Self Storage SA (Belgium)	9,436	341,812

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
St. Joe Co. (The)*(a)	105,800	$1,828,224
Sun Hung Kai Properties Ltd. (Hong Kong)	81,166	1,377,024

		30,005,478

Road & Rail — 0.3%
Central Japan Railway Co. (Japan)	59,800	11,987,366
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	2,330,000
J.B. Hunt Transport Services, Inc.(a)	122,770	11,222,406
Kansas City Southern	53,913	6,567,682
Old Dominion Freight Line, Inc.(a)	28,400	4,238,984
YRC Worldwide, Inc.*	241,909	974,893

		37,321,331

Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	617,976	27,753,302
ASML Holding NV (Netherlands)	71,914	15,003,127
Broadcom, Inc.(a)	139,833	40,252,327
Cabot Microelectronics Corp.	13,900	1,530,112
Cree, Inc.*(a)	64,600	3,629,228
Diodes, Inc.*	68,700	2,498,619
Entegris, Inc.(a)	111,400	4,157,448
KLA-Tencor Corp.	77,418	9,150,808
Lam Research Corp.	45,166	8,483,981
Marvell Technology Group Ltd.	296,970	7,088,674
Maxim Integrated Products, Inc.	70,600	4,223,292
Microchip Technology, Inc.(a)	180,505	15,649,784
Micron Technology, Inc.*	671,110	25,898,135
NVIDIA Corp.	174,275	28,621,183
NXP Semiconductors NV (Netherlands)	248,901	24,295,227
ON Semiconductor Corp.*	215,710	4,359,499
QUALCOMM, Inc.	414,762	31,550,945
Renesas Electronics Corp. (Japan)*	747,100	3,729,532
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,492,749	26,756,965
Texas Instruments, Inc.(a)	40,825	4,685,077
Tokyo Electron Ltd. (Japan)	78,600	11,057,970
Xilinx, Inc.(a)	80,944	9,544,916

		309,920,151

Software — 2.8%
CDK Global, Inc.	54,900	2,714,256
CommVault Systems, Inc.*	33,000	1,637,460
Cornerstone OnDemand, Inc.*	35,900	2,079,687
Five9, Inc.*	119,421	6,125,103
Intuit, Inc.	62,767	16,402,900
Microsoft Corp.	1,613,082	216,088,465
Oracle Corp.	259,056	14,758,420
Palo Alto Networks, Inc.*	7,570	1,542,463
Proofpoint, Inc.*	41,000	4,930,250
RealPage, Inc.*	70,600	4,154,810
salesforce.com, Inc.*	256,119	38,860,936

COMMON STOCKS (continued)	Shares	Value
Software (continued)
ServiceNow, Inc.*	40,570	$11,139,305
Splunk, Inc.*	46,100	5,797,075
SPS Commerce, Inc.*	24,000	2,453,040
SS&C Technologies Holdings, Inc.	58,369	3,362,638
Symantec Corp.	1,343,468	29,233,864
Synopsys, Inc.*	109,187	14,051,275
Tableau Software, Inc. (Class A Stock)*	40,128	6,662,050
VMware, Inc. (Class A Stock)	89,165	14,909,280
Workday, Inc. (Class A Stock)*	43,100	8,860,498
Zendesk, Inc.*	17,400	1,549,122

		407,312,897

Specialty Retail — 0.9%
AutoZone, Inc.*	7,990	8,784,765
Burlington Stores, Inc.*(a)	65,671	11,173,921
Home Depot, Inc. (The)(a)	196,954	40,960,523
Kingfisher PLC (United Kingdom)	3,940,526	10,743,754
Lowe’s Cos., Inc.	124,118	12,524,747
Michaels Cos., Inc. (The)*(a)	209,500	1,822,650
Murphy USA, Inc.*	28,700	2,411,661
O’Reilly Automotive, Inc.*	40,084	14,803,823
Ross Stores, Inc.	181,764	18,016,448
TJX Cos., Inc. (The)	205,727	10,878,844
Ulta Beauty, Inc.*	17,431	6,046,640

		138,167,776

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	805,409	159,406,549
Dell Technologies, Inc. (Class C Stock)*	15,716	798,373
Samsung Electronics Co. Ltd. (South Korea)	620,336	25,244,268

		185,449,190

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	520,427	12,322,261
Culp, Inc.	47,700	906,300
Kering SA (France)	23,996	14,161,195
Kontoor Brands, Inc.*	11,697	327,750
Lululemon Athletica, Inc.*	11,200	2,018,352
Moncler SpA (Italy)	300,992	12,914,008
NIKE, Inc. (Class B Stock)	368,426	30,929,363
Samsonite International SA, 144A*	2,012,700	4,632,009
VF Corp.	122,764	10,723,435

		88,934,673

Thrifts & Mortgage Finance — 0.0%
Capitol Federal Financial, Inc.	124,900	1,719,873
PennyMac Financial Services, Inc.	90,280	2,002,410
WSFS Financial Corp.	34,959	1,443,807

		5,166,090

Tobacco — 0.3%
Altria Group, Inc.	425,412	20,143,258
Philip Morris International, Inc.	396,058	31,102,435

		51,245,693

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors — 0.3%
GMS, Inc.*	77,700	$1,709,400
HD Supply Holdings, Inc.*	69,400	2,795,432
Mitsubishi Corp. (Japan)	494,500	13,056,620
Sumitomo Corp. (Japan)	1,433,800	21,769,400
Watsco, Inc.	4,800	784,944

		40,115,796

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	114,646	13,298,936
Aqua America, Inc.(a)	121,251	5,016,154
California Water Service Group	72,300	3,660,549

		21,975,639

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	197,000	9,454,773
T-Mobile US, Inc.*	86,300	6,398,282
Vodafone Group PLC (United Kingdom), ADR	953,904	15,577,252

		31,430,307

TOTAL COMMON STOCKS (cost $6,393,437,662)		7,960,768,348

EXCHANGE-TRADED FUND — 0.0%
Real Estate Select Sector SPDR Fund (cost $1,859,396)	49,901	1,834,860

PREFERRED STOCKS — 0.1%
Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	2,997	161,298

Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%(a)	27,650	1,479,552
NextEra Energy, Inc., CVT, 6.123%(a)	27,737	1,800,963

		3,280,515

Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp., Series A, CVT, 6.875%(a)	1,200	1,442,220

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series A, CVT, 6.125%	22,600	1,399,166
Danaher Corp., Series A, CVT, 4.750%	1,580	1,745,347

		3,144,513

Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%	39,785	2,630,982

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	87,629	345,728

Multi-Utilities — 0.0%
Sempra Energy, Series A, CVT, 6.000%	15,126	1,686,398

TOTAL PREFERRED STOCKS (cost $10,740,476)		12,691,654

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 3.0%
Automobiles — 0.8%
Ally Auto Receivables Trust,
Series 2017-02, Class B
2.330%	06/15/22	575	$575,256
AmeriCredit Automobile Receivables Trust,
Series 2016-02, Class C
2.870%	11/08/21	890	892,796
Series 2017-01, Class C
2.710%	08/18/22	930	933,219
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	505	503,392
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A
2.460%	07/20/20	614	614,152
Series 2015-02A, Class A, 144A
2.630%	12/20/21	2,425	2,431,155
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,550	2,587,957
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	9,168,606
Series 2019-01A, Class A, 144A
3.450%	03/20/23	7,942	8,134,038
Series 2019-02A, Class A, 144A
3.350%	09/22/25	1,560	1,607,810
CarMax Auto Owner Trust,
Series 2019-02, Class A3
2.680%	03/15/24	6,710	6,799,750
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	344	343,067
Enterprise Fleet Financing LLC,
Series 2016-02, Class A2, 144A
1.740%	02/22/22	98	97,748
Series 2017-02, Class A2, 144A
1.970%	01/20/23	682	680,739
Series 2017-03, Class A2, 144A
2.130%	05/22/23	1,316	1,313,998
Series 2018-01, Class A2, 144A
2.870%	10/20/23	1,550	1,557,344
Series 2019-01, Class A2, 144A
2.980%	10/22/24	3,215	3,252,113
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,425	3,449,995
Series 2019-01, Class A, 144A
3.520%	07/15/30	9,290	9,715,162
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	4,275	4,322,813
GM Financial Automobile Leasing Trust,
Series 2019-01, Class C
3.560%	12/20/22	4,905	4,998,687
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class B
3.120%	12/18/23	2,500	2,550,057
GMF Floorplan Owner Revolving Trust,
Series 2018-04, Class A1, 144A
3.500%	09/15/23	5,185	5,324,758

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Huntington Auto Trust,
Series 2016-01, Class A4
1.930%	04/15/22	2,640	$2,633,746
Hyundai Auto Lease Securitization Trust,
Series 2017-C, Class A3, 144A
2.120%	02/16/21	2,260	2,257,350
Mercedes-Benz Auto Lease Trust,
Series 2017-A, Class A3
1.790%	04/15/20	353	353,044
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	666	665,787
Santander Drive Auto Receivables Trust,
Series 2015-02, Class E, 144A
4.020%	09/15/22	5,025	5,040,864
Series 2015-03, Class E, 144A
4.500%	06/17/23	4,360	4,388,766
Series 2015-04, Class C
2.970%	03/15/21	86	86,007
Series 2017-01, Class B
2.100%	06/15/21	29	29,010
Series 2017-01, Class C
2.580%	05/16/22	825	824,873
Series 2018-01, Class C
2.960%	03/15/24	1,810	1,819,176
Series 2018-02, Class B
3.030%	09/15/22	3,250	3,263,649
Series 2018-02, Class C
3.350%	07/17/23	2,050	2,069,431
Series 2018-05, Class B
3.520%	12/15/22	2,585	2,607,308
Series 2019-01, Class B
3.210%	09/15/23	2,205	2,241,146
Santander Retail Auto Lease Trust,
Series 2019-A, Class B, 144A
3.010%	05/22/23	3,990	4,041,414
SMART Trust (Australia),
Series 2016-02US, Class A3A
1.710%	03/15/21	2,036	2,026,874
SunTrust Auto Receivables Trust,
Series 2015-01A, Class A4, 144A
1.780%	01/15/21	604	603,528
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,697,552

			109,504,137

Collateralized Loan Obligations — 0.7%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.840%
3.420%(c)	07/25/27	4,460	4,445,384
Barings BDC Static CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.020%
3.544%(c)	04/15/27	7,795	7,797,037
Barings CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 144A, 3 Month LIBOR + 0.800%
3.392%(c)	01/20/28	4,935	4,907,716

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080%
3.671%(c)	07/20/28	4,150	$4,154,117
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.000%
3.591%(c)	04/20/27	10,450	10,463,408
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.582%(c)	07/28/28	5,090	5,084,572
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.150%
3.741%(c)	10/20/27	4,065	4,077,012
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860%
3.440%(c)	10/25/27	6,240	6,208,250
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.741%(c)	10/20/28	6,160	6,152,587
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.100%
3.692%(c)	10/22/25	3,061	3,062,483
KKR CLO Ltd. (Cayman Islands),
Series 13, Class A1R, 144A, 3 Month LIBOR + 0.800%
3.401%(c)	01/16/28	5,955	5,920,911
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class A1, 144A, 3 Month LIBOR + 1.300%
3.603%(c)	07/15/32	2,660	2,659,997
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 144A, 3 Month LIBOR + 1.200%
3.801%(c)	01/18/28	4,165	4,077,596
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	01/15/28	5,705	5,684,197
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120%
3.712%(c)	07/20/29	4,460	4,449,436
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850%
3.447%(c)	07/15/27	4,240	4,217,253
Series 2015-01A, Class A2R, 144A, 3 Month LIBOR + 1.000%
3.597%(c)	07/15/27	6,465	6,297,365
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010%
3.598%(c)	07/17/29	6,870	6,816,241
Symphony CLO Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.477%(c)	04/15/28	8,415	8,380,508

		104,856,070

Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,805,971
Series 2019-01, Class B
3.070%	10/15/24	9,570	9,791,112
Barclays Dryrock Issuance Trust,
Series 2018-01, Class A, 1 Month LIBOR + 0.330%
2.724%(c)	07/15/24	11,550	11,558,577
Synchrony Card Funding LLC,
Series 2019-A02, Class A
2.340%	06/16/25	9,825	9,824,288

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
Synchrony Card Issuance Trust,
Series 2018-A01, Class A
3.380%	09/15/24	10,860	$11,143,435
Synchrony Credit Card Master Note Trust,
Series 2015-01, Class B
2.640%	03/15/23	3,690	3,689,963
Series 2015-04, Class B
2.620%	09/15/23	1,835	1,836,571

			50,649,917

Equipment — 0.1%
Ascentium Equipment Receivables Trust,
Series 2017-01A, Class A3, 144A
2.290%	06/10/21	335	335,152
CCG Receivables Trust,
Series 2016-01, Class A2, 144A
1.690%	09/14/22	214	213,691
Series 2017-01, Class A2, 144A
1.840%	11/14/23	1,022	1,019,926
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	528	526,413
Series 2019-A, Class A3
3.010%	04/15/24	3,320	3,389,305
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-01, Class A3, 144A
2.060%	06/22/20	151	150,391
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	995	991,621
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	80	79,673
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,708,812
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 144A, 1 Month LIBOR + 0.500%
2.894%(c)	11/15/22	1,470	1,474,252

			12,889,236

Other — 0.3%
Driven Brands Funding LLC,
Series 2015-01A, Class A2, 144A
5.216%	07/20/45	3,078	3,182,952
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	4,180	4,357,823
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	426	425,775
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	6,325	6,453,339
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	630	627,411
Series 2017-AA, Class A, 144A
2.660%	12/26/28	607	610,268

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	693	$699,506
MVW Owner Trust,
Series 2013-01A, Class A, 144A
2.150%	04/22/30	105	105,140
Series 2014-01A, Class A, 144A
2.250%	09/22/31	222	220,971
Series 2015-01A, Class A, 144A
2.520%	12/20/32	1,278	1,275,893
Series 2017-01A, Class A, 144A
2.420%	12/20/34	5,338	5,322,489
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	4,755	4,909,946
Sierra Timeshare Receivables Funding LLC,
Series 2015-02A, Class A, 144A
2.430%	06/20/32	676	674,124
Series 2015-03A, Class A, 144A
2.580%	09/20/32	1,294	1,291,962
Series 2019-01A, Class A, 144A
3.200%	01/20/36	3,225	3,303,756
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	3,020	3,132,434
Verizon Owner Trust,
Series 2017-01A, Class A, 144A
2.060%	09/20/21	3,673	3,668,121
Series 2017-01A, Class C, 144A
2.650%	09/20/21	2,025	2,029,165
Series 2017-03A, Class B, 144A
2.380%	04/20/22	5,120	5,129,796

			47,420,871

Residential Mortgage-Backed Securities — 0.4%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	1,818	1,852,631
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	558	564,471
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	683	694,750
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	941	939,743
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	2,621	2,657,383
Towd Point Mortgage Trust,
Series 2015-03, Class A1B, 144A
3.000%(cc)	03/25/54	1,006	1,008,825
Series 2015-04, Class A1B, 144A
2.750%(cc)	04/25/55	1,140	1,141,764
Series 2015-04, Class M1, 144A
3.750%(cc)	04/25/55	5,670	5,861,918

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2015-05, Class A1B, 144A
2.750%(cc)	05/25/55	901	$902,787
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	1,147	1,150,850
Series 2016-01, Class A3B, 144A
3.000%(cc)	02/25/55	1,592	1,596,784
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	1,243	1,250,673
Series 2016-04, Class A1, 144A
2.250%(cc)	07/25/56	1,913	1,902,152
Series 2017-01, Class A1, 144A
2.750%(cc)	10/25/56	1,886	1,893,777
Series 2017-01, Class M1, 144A
3.750%(cc)	10/25/56	3,850	3,979,976
Series 2017-02, Class A1, 144A
2.750%(cc)	04/25/57	941	942,781
Series 2017-03, Class A1, 144A
2.750%(cc)	07/25/57	1,760	1,765,284
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
3.004%(c)	02/25/57	1,785	1,780,192
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	436	440,572
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58	8,915	9,064,128
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	10,408	10,795,532

			52,186,973

Student Loans — 0.4%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,580	1,598,804
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	2,383	2,386,421
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,800	3,861,082
Series 2019-CA, Class A1, 144A
2.820%	02/15/68	7,820	7,867,535
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350%
2.754%(c)	03/25/67	2,905	2,895,853
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380%
2.784%(c)	03/25/67	7,475	7,457,700
SLM Student Loan Trust,
Series 2008-05, Class A4, 3 Month LIBOR + 1.700%
4.280%(c)	07/25/23	2,068	2,092,527
Series 2008-09, Class A, 3 Month LIBOR + 1.500%
4.080%(c)	04/25/23	1,924	1,945,082
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	1,500	1,515,845
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950%
4.344%(c)	08/16/32	4,305	4,413,186
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,005	1,011,475

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	2,449	$2,442,493
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,504	1,496,009
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	6,545	6,788,762
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720%
3.114%(c)	01/15/37	3,810	3,797,260
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	4,700	4,916,673

			56,486,707

TOTAL ASSET-BACKED SECURITIES (cost $430,205,139)			433,993,911

BANK LOAN — 0.0%
Media
iHeartCommunications, Inc.,
3 Month LIBOR + 4.000%
6.579%(c)	05/04/26	1	1,409

(cost $1,747)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,738,060
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month LIBOR + 0.880%
3.274%(c)	09/15/34	6,445	6,447,029
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900%
3.294%(c)	04/15/35	4,024	4,013,730
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250%
3.644%(c)	04/15/35	3,185	3,180,991
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930%
3.324%(c)	12/15/36	7,055	7,050,483
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	2,138,640
Series 2017-BNK05, Class C
4.398%(cc)	06/15/60	1,580	1,626,330
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,365,472
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300%
3.740%(c)	04/15/34	9,770	9,788,340
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800%
3.194%(c)	05/15/30	5,200	5,190,171
BXP Trust,
Series 2017-GM, Class A, 144A
3.379%	06/13/39	6,290	6,586,625
CD Mortgage Trust,
Series 2018-CD07, Class C
5.012%(cc)	08/15/51	2,475	2,717,683

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class B, 144A, 1 Month LIBOR + 1.100%
3.494%(c)	02/15/37	3,400	$3,399,940
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,178,111
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,282,120
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,238,937
Series 2016-P03, Class A3
3.063%	04/15/49	2,675	2,751,891
Series 2018-B02, Class C
4.829%(cc)	03/10/51	2,545	2,688,759
Commercial Mortgage Trust,
Series 2015-CR25, Class C
4.695%(cc)	08/10/48	1,700	1,767,890
Series 2015-LC21, Class B
4.443%(cc)	07/10/48	3,055	3,274,889
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,855,197
Series 2015-PC01, Class B
4.588%(cc)	07/10/50	1,505	1,596,851
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	1,932,530
Credit Suisse Mortgage Trust,
Series 2015-GLPB, Class B, 144A
3.938%(cc)	11/15/34	3,875	4,046,999
Series 2019-ICE04, Class C, 144A, 1 Month LIBOR + 1.430%
3.824%(c)	05/15/36	6,815	6,829,916
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A5
3.090%	01/15/49	2,795	2,864,938
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,937,983
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.337%(cc)	05/25/29	1,965	2,078,451
Great Wolf Trust,
Series 2017-WOLF, Class A, 144A, 1 Month LIBOR + 0.850%
3.244%(c)	09/15/34	7,715	7,719,829
Series 2017-WOLF, Class B, 144A, 1 Month LIBOR + 1.100%
3.494%(c)	09/15/34	3,940	3,939,948
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class C, 144A, 1 Month LIBOR + 1.300%
3.750%(c)	06/15/36	6,370	6,374,057
GS Mortgage Securities Trust,
Series 2015-GC34, Class A4
3.506%	10/10/48	4,515	4,761,116
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	3,175,030
Hilton Orlando Trust,
Series 2018-ORL, Class A, 144A, 1 Month LIBOR + 0.770%
3.164%(c)	12/15/34	6,790	6,781,391

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Independence Plaza Trust,
Series 2018-INDP, Class B, 144A
3.911%	07/10/35	4,555	$4,810,815
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	10,025	10,622,573
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 0.700%
3.094%(c)	01/15/33	1,525	1,522,618
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class B
4.341%(cc)	08/15/47	2,630	2,769,058
Series 2014-C24, Class A5
3.639%	11/15/47	895	942,135
Series 2015-C31, Class A3
3.801%	08/15/48	5,253	5,601,685
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C08, Class A3
2.829%	10/15/45	1,980	2,009,371
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4
3.732%	05/15/48	10,212	10,891,628
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	877,568
Series 2017-C34, Class C
4.325%(cc)	11/15/52	2,065	2,147,065
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.165%(cc)	05/15/48	325	348,167
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	4,071,805
Series 2017-JWDR, Class A, 144A, 1 Month LIBOR + 0.850%
3.244%(c)	11/15/34	2,165	2,160,918
Series 2017-JWDR, Class B, 144A, 1 Month LIBOR + 1.200%
3.594%(c)	11/15/34	2,180	2,178,610
MSCG Trust,
Series 2018-SELF, Class A, 144A, 1 Month LIBOR + 0.900%
3.294%(c)	10/15/37	4,610	4,614,297
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,246,067
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150%
3.544%(c)	03/15/36	5,644	5,654,749
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class C
4.387%(cc)	07/15/58	545	559,345
Series 2016-C33, Class A3
3.162%	03/15/59	2,675	2,764,130
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,878,491
Series 2019-C50, Class B
4.192%	05/15/52	1,895	2,016,639
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A5
4.101%	03/15/47	3,500	3,754,630

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-C19, Class AS
4.271%	03/15/47		2,775	$2,972,288
Series 2014-C19, Class B
4.723%(cc)	03/15/47		969	1,038,172
Series 2014-C20, Class A4
3.723%	05/15/47		2,775	2,922,847
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36		4,105	4,336,226

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $222,066,629)				226,032,224

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/21		565	535,337

Energy-Alternate Sources — 0.0%
Tesla Energy Operations, Inc.,
Sr. Unsec’d. Notes
1.625%	11/01/19	(a)	1,260	1,214,921

Internet — 0.0%
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.250%	09/15/22		634	629,826

Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45		102	79,876

TOTAL CONVERTIBLE BONDS (cost $2,473,004)				2,459,960

CORPORATE BONDS — 13.6%
Advertising — 0.1%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	(a)	1,325	1,392,906
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	(a)	2,113	1,941,762
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24		4,240	4,436,017
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/27		1,035	1,059,530
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24		5,825	6,027,210
4.750%	11/21/21		3,445	3,610,126

				18,467,551

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	12/01/21		1,625	$1,771,250
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		3,170	3,336,425

				5,107,675

Agriculture — 0.3%
Adecoagro SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.000%	09/21/27	(a)	720	687,600
Altria Group, Inc.,
Gtd. Notes
4.800%	02/14/29		9,240	9,940,312
5.800%	02/14/39		3,065	3,443,947
5.950%	02/14/49		3,240	3,698,125
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.750%	09/25/27		5,350	5,263,970
Darling Ingredients, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/15/27		860	898,700
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	5,630,170
Mriya Farming PLC (United Kingdom),
Sub. Notes, 144A, EMTN
0.500%	12/31/25	^	158	9,202
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22		2,685	2,714,218
4.000%	06/12/22		2,604	2,703,561
4.450%	06/12/25		5,950	6,309,381
5.700%	08/15/35		208	228,224
6.150%	09/15/43		229	249,673
7.250%	06/15/37		610	762,282

				42,539,365

Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		525	565,950
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22		75	76,283
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		322	328,511
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		3,720	3,739,779
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates, Series AA
3.575%	07/15/29		2,668	2,766,663

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (continued)
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27		2,698	$2,716,397
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates, Series 2017-2, AA
3.350%	04/15/31		1,953	1,973,987
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27		4,000	3,984,382
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24	(a)	2,775	2,733,375
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26		1,387	1,498,551
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,495	1,574,274

				21,958,152

Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		895	937,513

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.813%	10/12/21		5,680	5,765,436
5.085%	01/07/21		2,156	2,221,647
5.750%	02/01/21		674	701,620
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.365%(c)	08/07/20		3,510	3,514,359
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		1,810	1,825,135
4.350%	04/09/25		1,745	1,800,116
Sr. Unsec’d. Notes
4.200%	11/06/21	(a)	4,255	4,381,316
5.100%	01/17/24	(a)	3,120	3,336,403
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	(a)	1,755	1,540,012
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25		1,655	1,798,205

				26,884,249

Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27		3,135	3,229,050
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		2,950	3,064,312

				6,293,362

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks — 1.5%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	(a)		3,865	$3,979,821
Akbank T.A.S. (Turkey),
Sr. Unsec’d. Notes, EMTN
5.125%	03/31/25			1,700	1,568,250
Sub. Notes, EMTN
7.200%(ff)	03/16/27	(a)		2,900	2,566,268
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27			5,600	5,761,056
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%(ff)	—	(rr)		4,000	4,400,000
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS	3,700	52,696
Sub. Notes, 144A
6.750%(ff)	11/04/26			1,625	1,405,641
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes
5.875%	04/25/21			720	734,400
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22			1,550	1,602,634
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Jr. Sub. Notes
8.500%(ff)	—	(rr)		1,500	1,588,500
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28			2,000	2,043,109
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27			26,915	27,576,908
Sub. Notes, MTN
4.250%	10/22/26			5,600	5,982,746
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20			4,370	4,494,070
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23			4,680	4,741,298
4.610%(ff)	02/15/23			5,240	5,421,716
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24			2,155	2,225,894
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24			5,305	5,533,115
Sub. Notes
5.125%(ff)	01/18/33			900	866,025
5.350%(ff)	11/12/29			600	590,106
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21			500	509,525
5.250%	03/07/25	(a)		540	591,975

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
6.125%	03/09/28	(a)	490	$557,375
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28		7,560	7,998,231
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	—	(rr)	1,025	1,087,781
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21		2,400	2,362,430
3.875%	09/12/23		1,105	1,126,217
5.375%	01/12/24	(a)	3,450	3,728,994
Sr. Unsec’d. Notes, 144A, MTN
2.700%	03/02/22		2,455	2,461,358
DNB Bank ASA (Norway),
Jr. Sub. Notes
6.500%(ff)	—	(rr)	730	770,033
First Abu Dhabi Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
5.250%(ff)	—	(rr)	6,300	6,347,250
FirstRand Bank Ltd. (South Africa),
Sub. Notes
6.250%(ff)	04/23/28		1,000	1,044,400
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/16/26		14,610	14,970,464
3.691%(ff)	06/05/28		8,450	8,726,880
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	05/25/26		3,965	4,141,656
4.292%(ff)	09/12/26		365	388,295
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—	(rr)	655	665,480
6.500%(ff)	—	(rr)	850	873,375
Sub. Notes, EMTN
5.650%	03/19/22		955	1,003,953
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	(a)	19,905	20,262,383
3.200%	06/15/26		2,385	2,454,484
3.900%	07/15/25	(a)	5,415	5,782,372
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		11,120	11,616,150
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		480	489,127
Sub. Notes, MTN
4.875%	11/01/22		13,740	14,704,099
5.000%	11/24/25		1,620	1,793,463
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	06/15/25		850	799,000
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23		6,368	6,438,941
3.875%	09/12/23		4,060	4,165,764

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
5.125%	05/28/24		620	$657,978
6.125%	12/15/22		105	113,282
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23		3,845	3,911,880
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%(ff)	—	(rr)	985	1,041,638
Turkiye Garanti Bankasi A/S (Turkey),
Sub. Notes
6.125%(ff)	05/24/27		2,410	2,035,872
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		2,335	2,355,413
4.125%	09/24/25		2,835	3,025,703

				224,137,474

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		670	725,760
4.750%	01/23/29		1,440	1,634,697
5.550%	01/23/49		3,685	4,515,996

				6,876,453

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
4.625%	05/15/44		510	581,423
5.250%	08/15/43		5,922	7,105,854

				7,687,277

Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		580	579,941
3.750%	05/01/28		7,560	7,585,049
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
7.750%	04/16/26		2,625	2,887,526
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		4,475	4,750,427
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26	(a)	2,415	2,550,844
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27		1,565	1,627,600

				19,981,387

Chemicals — 0.4%
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25		650	735,313
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	—	(rr)	2,678	2,711,502

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (continued)
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
4.500%	01/10/28	(a)		7,800	$7,889,700
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23			8,200	8,565,218
CNRC Capitale Ltd. (China),
Gtd. Notes
3.900%(ff)	—	(rr)		500	499,481
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
6.500%	05/15/26			1,310	1,300,175
Sr. Unsec’d. Notes, 144A
6.875%	06/15/25			715	732,274
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23			875	914,988
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)		2,320	2,415,700
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22			2,070	2,065,222
Gtd. Notes, EMTN
4.250%	11/03/26			9,360	9,792,544
Israel Chemicals Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38			1,300	1,459,250
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22			2,835	2,948,400
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26		EUR	325	381,568
7.000%	04/15/25	(a)		3,250	3,290,625
Neon Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26			695	684,575
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	04/15/23			2,000	2,080,000
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25			4,730	5,037,219
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21			2,695	2,743,905

					56,247,659

Coal — 0.0%
Mongolian Mining Corp./Energy Resources LLC (Mongolia),
Gtd. Notes, 144A
9.250%	04/15/24			600	597,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.2%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		740	$751,100
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		1,550	1,581,263
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24	(a)	763	799,243
CAR, Inc. (China),
Gtd. Notes
6.125%	02/04/20		925	922,687
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29		3,505	3,799,602
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		230	236,440
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27		330	343,649
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		770	796,950
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25		2,300	2,512,750
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		2,130	2,342,804
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		1,310	1,399,125
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		1,357	1,425,121
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	(a)	3,510	3,610,035
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		680	699,380
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	382,375
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24		1,865	1,918,619
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		1,255	1,242,186
4.125%	02/02/26		3,405	3,541,469
United Rentals North America, Inc.,
Gtd. Notes
6.500%	12/15/26	(a)	675	730,688

				29,035,486

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.0%
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		1,375	$1,167,031

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22		825	855,938

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26		1,240	1,292,700
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		1,185	1,218,772
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26		1,315	1,387,325
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27		430	447,200

				4,345,997

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	05/26/22		1,910	1,945,396
3.500%	01/15/25		445	447,601
3.950%	02/01/22		3,060	3,148,276
4.625%	07/01/22		7,415	7,744,114
4.875%	01/16/24		1,140	1,224,137
Alliance Data Systems Corp.,
Gtd. Notes, 144A, MTN
5.875%	11/01/21		1,145	1,178,663
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.125%	09/30/24		225	243,000
Sub. Notes
5.750%	11/20/25	(a)	1,270	1,404,811
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		15,811	16,127,984
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.300%	10/30/24		4,294	4,404,586
4.250%	04/30/25		4,470	4,790,159
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		5,145	5,320,072
4.100%	02/09/27		14,930	15,551,968
10.250%	07/15/19		400	401,083
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	(a)	4,540	4,595,853
4.418%	11/15/35		10,640	10,531,011
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		610	604,930

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
2.350%	06/15/45		5,190	$5,172,956
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21		815	827,225
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		2,355	2,410,931
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)	1,030	1,050,600
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		1,290	1,291,961
Navient Corp.,
Sr. Unsec’d. Notes
6.750%	06/25/25	(a)	515	533,025
7.250%	09/25/23		695	741,913
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	(a)	1,300	1,332,500
7.250%	01/25/22		55	59,331
8.000%	03/25/20		260	269,100
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25		880	870,936
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		1,155	1,191,094
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24	(a)	760	817,000
6.625%	01/15/28		275	288,750
7.125%	03/15/26		510	558,769
8.250%	10/01/23		505	585,295
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26		655	650,149
4.250%	08/15/24		855	889,818
4.375%	03/19/24		1,420	1,486,938
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+ 3.500%
51.583%(c)	04/11/22		1,825	584,000

				101,275,935

Electric — 1.3%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27		935	986,425
6.000%	05/15/26	(a)	1,385	1,468,100
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		2,260	2,344,552
4.350%	08/01/28		3,535	3,758,584
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18	(d)	900	135,000

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		355	$362,988
Clearway Energy Operating LLC,
Gtd. Notes, 144A
5.750%	10/15/25		975	989,625
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		2,438	2,507,578
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	604,311
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34		380	399,950
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		693	744,975
Drax Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	11/01/25		705	720,559
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22		785	747,715
2.950%	03/15/23		470	450,313
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	(a)	4,585	4,722,550
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		5,400	5,899,500
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		7,395	7,375,234
3.625%	05/25/27		10,495	10,542,898
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		585	608,590
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		1,500	1,623,066
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		7,100	7,682,512
Sr. Unsec’d. Notes
7.125%	02/11/25		20,900	21,898,727
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28		5,600	6,308,232
Sr. Unsec’d. Notes, EMTN
6.750%	08/06/23		1,400	1,465,341
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27		16,475	17,302,941
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,924,515

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		5,095	$5,297,577
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		715	718,790
4.500%	09/15/27	(a)	1,600	1,580,000
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	(a)	1,795	1,925,137
6.625%	01/15/27		1,865	2,025,856
7.250%	05/15/26		2,160	2,378,700
Sr. Sec’d. Notes, 144A
3.750%	06/15/24		630	647,236
4.450%	06/15/29		2,055	2,138,195
Sr. Unsec’d. Notes, 144A
5.250%	06/15/29	(a)	925	987,438
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.250%	01/25/49		745	889,733
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		2,100	2,142,919
5.250%	10/24/42		700	738,500
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		276	291,246
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		740	889,850
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		1,586	1,585,967
3.400%	02/01/28		11,380	11,361,018
3.800%	02/01/38		2,875	2,780,431
4.000%	02/01/48		1,675	1,641,046
Southern California Edison Co.,
First Ref. Mortgage
2.900%	03/01/21		900	902,161
3.875%	06/01/21		550	560,453
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26		4,545	4,615,844
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43		1,605	1,795,610
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24		1,600	1,702,970
4.850%	05/07/44		1,200	1,441,977
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes
2.875%	05/18/26		1,500	1,490,176
Gtd. Notes, 144A, MTN
2.750%	05/04/22		4,195	4,208,273
3.750%	05/02/23		8,130	8,460,095

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		1,370	$1,376,850
Vistra Energy Corp.,
Gtd. Notes, 144A
8.000%	01/15/25	(a)	200	211,500
8.125%	01/30/26	(a)	3,195	3,442,612
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		645	668,381
5.500%	09/01/26		975	1,029,844
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		1,870	1,881,001
4.300%	07/15/29		2,720	2,757,427
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27		1,335	1,413,431

				185,553,025

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26	(a)	1,275	1,310,063
7.750%	01/15/27	(a)	2,555	2,765,353

				4,075,416

Electronics — 0.1%
ADT Security Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21		505	534,037
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25		4,035	4,139,297
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		4,845	4,935,817
4.625%	04/15/26		2,135	2,233,022
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		4,480	4,790,177

				16,632,350

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36		500	562,500
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(ff)	—	(rr)	1,260	1,258,503
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%(ff)	—	(rr)	4,470	4,470,000
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		10,800	10,759,500
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,600	1,594,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (continued)
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			1,250	$1,268,750
Promontoria Holding (Netherlands),
Sr. Sec’d. Notes, 144A
6.750%	08/15/23		EUR	830	903,267
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.625%	08/15/25			625	617,187

					21,433,707

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)		1,270	1,176,401
Cedar Fair LP,
Sr. Unsec’d. Notes, 144A
5.250%	07/15/29			470	479,546
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24			470	482,925
5.375%	04/15/27			760	788,500
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.500%	04/01/27			1,635	1,711,641
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25			950	998,687
6.000%	09/15/26			960	1,048,800
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22			360	380,250
6.500%	02/15/25	(a)		265	289,513
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24			950	998,688
Merlin Entertainments PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	06/15/26			1,010	1,063,025
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22			2,198	2,305,152
Gtd. Notes, 144A
8.250%	03/15/26	(a)		1,925	2,021,231
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26			3,155	3,336,412

					17,080,771

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24			1,365	1,428,131
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26			100	102,375
8.500%	05/01/27			1,325	1,426,031

					2,956,537

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.1%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
6.625%	06/15/24	(a)	2,450	$2,538,813
Gtd. Notes, 144A
7.500%	03/15/26	(a)	1,190	1,270,325
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	2,680	2,706,800
BRF SA (Brazil),
Sr. Unsec’d. Notes
4.750%	05/22/24		1,300	1,300,663
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25		2,090	1,954,150
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	—	(rr)	520	537,550
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26	(a)	1,510	1,328,800
MARB BondCo PLC (Brazil),
Gtd. Notes
7.000%	03/15/24		200	208,642
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26		2,050	2,134,870
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		55	53,075
Post Holdings, Inc.,
Gtd. Notes, 144A
8.000%	07/15/25		1,010	1,080,700
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		3,670	3,696,644
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26		1,045	966,625

				19,777,657

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23	(a)	755	761,606
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27		2,495	2,529,331
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	01/15/26		550	547,250
6.500%	02/01/24		1,075	1,112,625
7.750%	12/01/22		100	103,750
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
6.000%	01/15/29		1,700	1,853,000

				6,907,562

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.1%
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	—	(rr)	815	$794,625
Perusahaan Gas Negara Persero Tbk (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24		6,000	6,428,763

				7,223,388

Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23		1,195	1,066,538
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		1,015	1,073,362
6.375%	02/15/26		1,150	1,233,375

				3,373,275

Healthcare-Products — 0.3%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		1,871	1,990,744
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		10,431	11,630,565
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		188	188,060
3.363%	06/06/24	(a)	5,610	5,777,919
3.700%	06/06/27	(a)	10,934	11,417,047
3.734%	12/15/24		2,870	3,010,462
4.669%	06/06/47		3,010	3,372,227
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21		1,135	1,249,919

				38,636,943

Healthcare-Services — 0.3%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
5.000%	07/15/27		625	635,938
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21		325	331,094
6.125%	02/15/24		650	680,875
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		835	835,251
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22		1,820	1,829,100
Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.500%
7.750%	05/15/22		2,665	2,684,987
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26		1,135	1,222,963
5.625%	09/01/28		330	357,225
5.875%	02/01/29		535	586,494
7.500%	02/15/22		4,045	4,459,612

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		6,150	$6,431,854
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,847,098
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		1,670	1,649,125
Rede D’or Finance Sarl (Brazil),
Gtd. Notes, 144A
4.950%	01/17/28		510	505,538
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23		935	995,191
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	(a)	1,835	1,922,162
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	555	574,425
Sr. Unsec’d. Notes
8.125%	04/01/22		2,625	2,752,969
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	02/15/24		1,450	1,520,023
3.700%	12/15/25		825	878,624
3.875%	12/15/28		1,240	1,352,707
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		1,445	1,506,412
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26		660	699,600

				36,259,267

Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		735	771,750

Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes
5.600%	10/23/28		300	314,625
Gtd. Notes, 144A
5.600%	10/23/28		730	765,588
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	530	549,875
5.625%	10/15/23		705	726,150

				2,356,238

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		189	185,693

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Household Products/Wares (continued)
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	(a)	1,465	$1,532,756
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		480	498,600

				2,217,049

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23		450	468,171
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Gtd. Notes, 144A
6.950%	03/14/26		1,495	1,501,757

				1,969,928

Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24		1,000	1,032,500
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25		1,005	907,013
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		6,225	6,608,431
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		720	753,554
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26		1,130	1,169,550
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23		1,910	1,989,939
4.350%	04/20/28		6,985	7,345,637
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		4,660	5,021,150
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
4.500%	08/15/28		4,475	4,674,562
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27		1,490	1,497,450
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26	(a)	1,430	1,449,662
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65		607	654,778
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		6,405	6,615,860
Willis Towers Watson PLC,
Gtd. Notes
5.750%	03/15/21		1,450	1,522,750

				41,242,836

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21		3,050	$3,097,557
3.600%	11/28/24		19,335	20,169,358
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22	(a)	8,965	8,985,811
3.875%	09/29/23		6,995	7,248,071
4.375%	03/29/28		5,040	5,304,701
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23		2,675	2,712,513
3.600%	06/01/26	(a)	5,520	5,820,670
3.650%	03/15/25		3,545	3,746,759
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26		20,725	22,574,409
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27		660	683,100
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27		420	431,075
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24		1,300	1,365,000
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	(a)	2,010	2,175,825
5.875%	11/15/28		2,715	3,005,831
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29		975	1,035,635
6.375%	05/15/29		2,285	2,597,017
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	02/11/25		9,280	9,677,240
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		1,045	1,115,537
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25	(a)	2,603	2,654,930
Gtd. Notes, 144A
5.750%	01/15/27		2,556	2,604,257

				107,005,296

Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20		725	726,087
Gtd. Notes, 144A
6.250%	05/15/26		785	795,794

				1,521,881

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	1,900	$2,008,299
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	2,015	2,116,858
CSN Resources SA (Brazil),
Gtd. Notes
7.625%	02/13/23	1,825	1,925,375
Gtd. Notes, 144A
7.625%	02/13/23	600	633,000
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
8.125%	05/01/27	1,170	1,218,262

			7,901,794

Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	920	947,600
5.375%	04/15/23	500	511,250
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25	1,355	1,456,218
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25	419	431,570

			3,346,638

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	1,250	1,322,350
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	1,530	1,633,275
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/26	435	434,840
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.875%	05/15/26	685	703,838
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	835	875,706
6.000%	03/15/23	1,200	1,300,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27	1,291	1,295,841
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27	835	812,038

			8,378,388

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.0%
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	$1,277,062
5.875%	08/15/26		1,250	1,312,500
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		930	979,987
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		945	975,713

				4,545,262

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26		1,260	1,266,426
Altice Finco SA (Luxembourg),
Sec’d. Notes, 144A, MTN
7.625%	02/15/25		1,100	1,056,000
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	2,030	1,909,469
Sr. Unsec’d. Notes, 144A
10.500%	05/15/27		1,637	1,682,017
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		1,675	1,723,156
Belo Corp.,
Gtd. Notes
7.250%	09/15/27		340	365,500
7.750%	06/01/27		330	363,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		2,775	2,833,830
5.125%	05/01/27	(a)	1,100	1,138,896
5.375%	06/01/29		1,085	1,120,262
5.500%	05/01/26	(a)	3,435	3,594,899
5.750%	02/15/26	(a)	425	445,719
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%
4.229%(c)	02/01/24		6,105	6,130,101
Sr. Sec’d. Notes
4.908%	07/23/25		2,627	2,851,985
5.750%	04/01/48		720	796,336
6.384%	10/23/35		750	880,810
6.484%	10/23/45		875	1,031,020
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		4,060	4,405,100
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26		5,470	5,661,355
3.200%	07/15/36		640	621,646
3.300%	02/01/27		9,505	9,890,203
3.900%	03/01/38		1,550	1,632,166

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
3.950%	10/15/25		1,615	$1,742,391
4.150%	10/15/28	(a)	2,305	2,540,457
4.700%	10/15/48		1,930	2,260,442
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	(a)	700	734,090
6.500%	02/01/29		2,815	3,071,869
6.625%	10/15/25		800	856,000
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25	(a)	2,275	2,461,322
10.875%	10/15/25		6,445	7,387,581
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21		960	1,006,800
7.750%	07/01/26	(a)	2,150	2,085,500
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29	(a)	4,390	4,911,301
GCI LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24		930	974,454
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
5.125%	03/31/27		600	603,756
Nexstar Broadcasting, Inc.,
Gtd. Notes
5.875%	11/15/22		575	587,938
Nexstar Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/27		1,800	1,842,750
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/23		1,613	1,613,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		1,240	1,284,950
6.000%	07/15/24		1,250	1,284,687
Sr. Unsec’d. Notes, 144A
4.625%	07/15/24		1,605	1,642,364
5.500%	07/01/29		990	1,014,948
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23	(a)	1,200	1,182,000
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		2,695	2,803,474
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	1,375	1,344,062
5.125%	02/15/25		610	580,263
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		900	925,029
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		920	963,700

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
Gtd. Notes, 144A
5.125%	04/15/27		655	$683,656
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		1,565	1,619,759
6.000%	10/15/24		1,455	1,507,744
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21		400	417,100
Sr. Sec’d. Notes, 144A
5.500%	05/15/29		800	811,760
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	(a)	1,550	1,604,250
Ziggo Bond Co. BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		955	957,388
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		300	305,163

				107,011,844

Metal Fabricate/Hardware — 0.0%
HTA Group Ltd. (Costa Rica),
Gtd. Notes
9.125%	03/08/22		850	891,735
Park-Ohio Industries, Inc.,
Gtd. Notes
6.625%	04/15/27	(a)	1,315	1,315,000
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		870	918,394

				3,125,129

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		200	211,250
7.000%	09/30/26		1,645	1,760,150
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		3,345	3,416,815
4.125%	09/27/22		1,240	1,287,988
4.750%	04/10/27		1,165	1,233,964
4.875%	05/14/25		3,365	3,625,940
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24		1,760	1,804,000
6.625%	03/01/25	(a)	2,425	2,522,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.625%	08/01/27	(a)	1,745	1,806,494
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	03/15/23		560	578,900
5.125%	05/15/24		1,020	1,058,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34		2,095	$2,005,962
Gold Fields Orogen Holdings BVI Ltd. (South Africa),
Gtd. Notes
5.125%	05/15/24		800	834,500
Gtd. Notes, 144A
5.125%	05/15/24		360	375,525
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		305	291,122
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23		680	700,400
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.710%	11/15/23		1,500	1,644,916
6.530%	11/15/28		1,555	1,835,374
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		845	893,588
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	(a)	1,260	1,042,650
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24		985	1,032,733
Press Metal Labuan Ltd. (Malaysia),
Gtd. Notes
4.800%	10/30/22		1,350	1,333,755

				31,296,276

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—	(a)(rr)	2,690	2,594,397
Sr. Unsec’d. Notes
3.375%	03/11/24		1,215	1,245,697
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)	460	431,250

				4,271,344

Oil & Gas — 1.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22		210	222,317
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		1,030	999,100
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25		1,160	1,090,400
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		915	768,600

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	315	$303,975
8.250%	07/15/25		2,554	2,515,690
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23		1,929	1,984,768
5.400%	06/15/47	(a)	1,955	2,121,607
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26		835	793,250
6.875%	04/01/27		460	464,600
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23		3,000	3,205,408
Gtd. Notes, 144A
4.500%	10/03/23		1,940	2,072,830
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		3,125	3,219,049
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		975	1,034,717
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		6,125	6,337,951
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		1,550	1,116,000
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		2,240	2,245,600
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		805	834,181
5.750%	01/30/28		1,435	1,510,337
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		6,608	6,885,354
4.750%	09/12/28		4,750	5,197,213
Gulfport Energy Corp.,
Gtd. Notes
6.375%	05/15/25		1,070	827,912
6.375%	01/15/26		565	427,988
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27		550	549,459
Jagged Peak Energy LLC,
Gtd. Notes
5.875%	05/01/26		3,390	3,339,150
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.750%	04/19/27		7,200	7,721,194
Sr. Unsec’d. Notes, 144A
6.375%	10/24/48		3,480	4,146,420

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26			2,965	$3,024,300
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	(a)		3,056	3,086,560
Noble Holding International Ltd.,
Gtd. Notes
8.950%	04/01/45			655	425,750
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27	(a)		2,355	2,460,975
6.250%	06/01/24			895	930,800
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42			300	344,341
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44			1,645	2,013,032
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43			9,300	10,222,257
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.625%	05/20/43			400	386,800
6.850%	06/05/15			2,400	2,484,984
7.375%	01/17/27			6,480	7,413,120
8.750%	05/23/26			15,390	19,004,649
Petroleos de Venezuela SA (Venezuela),
First Lien
8.500%	10/27/20			2,475	2,153,250
First Lien, 144A
8.500%	10/27/20			1,076	935,685
Gtd. Notes
5.375%	04/12/27	(d)		5,670	850,500
6.000%	05/16/24	(d)		19,015	2,852,250
6.000%	11/15/26	(d)		6,600	990,000
9.000%	11/17/21	(d)		37,670	8,664,100
9.750%	05/17/35	(d)		1,875	450,000
12.750%	02/17/22	(d)		5,195	1,246,800
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21			1,385	1,400,927
5.625%	01/23/46			9,970	8,030,835
6.500%	06/02/41			17,662	15,666,194
7.190%	09/12/24		MXN	3,700	160,071
Gtd. Notes, MTN
6.750%	09/21/47	(a)		3,535	3,147,917
6.875%	08/04/26			6,500	6,580,600
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21			860	883,650
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	04/16/29	(a)		5,875	5,950,589
4.375%	04/16/49			4,000	4,056,419
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25			2,135	2,054,937

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
6.750%	05/01/23		665	$676,638
6.875%	06/30/23		450	456,188
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		300	299,250
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
Gtd. Notes, 144A
9.750%	04/15/23		800	518,000
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,639,353
3.700%	09/15/26		3,608	3,666,786
3.700%	03/15/28		4,041	4,045,360
4.500%	03/04/29		3,850	4,068,268
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		1,330	1,516,200
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%
48.750%(c)	07/07/20		435	167,475

				199,860,880

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		1,888	1,911,600
Gtd. Notes, 144A
6.875%	04/01/27		1,050	1,097,355
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	(a)	450	403,875
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	(a)	720	706,500
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25		2,735	2,779,444
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31		400	442,103
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes, 144A
6.875%	09/01/27		925	971,352

				8,312,229

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24		2,955	3,113,831
Berry Global Escrow Corp.,
Sec’d. Notes, 144A
5.625%	07/15/27	(a)	245	254,800
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	(a)	2,340	2,258,100
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	115,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (continued)
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	04/03/29		1,190	$1,265,446
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	(a)	500	545,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	2,545	2,631,581

				10,184,383

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		3,820	3,946,738
4.700%	05/14/45		2,340	2,382,166
4.875%	11/14/48		535	563,088
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		3,585	3,941,779
9.250%	04/01/26		1,000	1,118,800
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.250%	05/30/29		1,680	1,747,200
9.000%	12/15/25		1,890	2,111,697
Sr. Sec’d. Notes, 144A
5.750%	08/15/27		485	509,725
7.000%	03/15/24		815	866,019
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23		10,945	11,365,313
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26		7,775	8,078,309
4.125%	06/15/39	(a)	1,595	1,720,070
Cigna Corp.,
Gtd. Notes, 144A
4.125%	11/15/25		7,735	8,237,322
4.375%	10/15/28	(a)	3,360	3,624,987
4.900%	12/15/48		4,100	4,458,110
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	(a)	13,875	14,348,781
4.100%	03/25/25		7,665	8,084,200
5.050%	03/25/48	(a)	5,610	5,975,319
5.125%	07/20/45		140	149,298
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27		700	709,896
4.500%	02/25/26		5,190	5,600,719
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		45	47,025

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24		1,710	$1,697,601
4.375%	03/15/26		2,305	2,309,619
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		11,100	11,193,098
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.000%	04/15/24		1,020	961,988
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27		715	755,255

				106,504,122

Pipelines — 0.6%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22		2,060	2,135,771
4.200%	03/23/25		3,760	3,944,227
4.250%	07/15/27		2,600	2,727,265
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,320	1,333,538
4.450%	07/15/27		1,330	1,359,931
5.950%	06/01/26		6,820	7,587,985
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,765	1,917,231
5.875%	03/31/25		525	584,719
7.000%	06/30/24		3,615	4,157,611
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		1,625	1,657,500
DCP Midstream LP,
Jr. Sub. Notes
7.375%(ff)	—	(rr)	1,320	1,296,900
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30		750	915,000
Gtd. Notes, 144A
6.450%	11/03/36		250	262,500
6.750%	09/15/37		1,035	1,112,625
Energy Transfer Operating LP,
Gtd. Notes
4.500%	04/15/24		955	1,016,236
4.950%	06/15/28		1,480	1,618,112
5.250%	04/15/29	(a)	2,165	2,419,052
5.875%	01/15/24	(a)	2,575	2,866,398
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23		3,305	3,453,725
Gtd. Notes, 144A
7.500%	04/15/26		880	910,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	(a)	1,175	$1,183,813
6.000%	06/01/26		1,040	1,076,400
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30		1,950	2,093,325
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23		995	990,989
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		10,460	11,468,920
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	(a)	500	480,000
5.750%	04/15/25		540	472,500
Summit Midstream Partners LP,
Jr. Sub. Notes
9.500%(ff)	—	(rr)	525	472,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		1,555	1,605,537
5.500%	01/15/28		500	505,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25		1,350	1,393,875
5.250%	05/01/23		645	653,933
6.750%	03/15/24		1,290	1,341,600
Gtd. Notes, 144A
6.500%	07/15/27		1,340	1,462,275
6.875%	01/15/29		480	532,171
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28		1,565	1,633,425
4.600%	03/15/48		2,165	2,297,327
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26		860	827,750
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25		2,630	2,758,198
4.000%	09/15/25		985	1,042,352
4.300%	03/04/24		415	440,223
4.850%	03/01/48		2,990	3,197,913

				81,207,777

Real Estate — 0.1%
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	(a)	1,460	1,589,168
China Evergrande Group (China),
Sr. Sec’d. Notes
6.250%	06/28/21		1,000	959,930
9.500%	04/11/22		200	198,417

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate (continued)
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
6.550%	03/28/24		512	$500,626
7.625%	03/02/21		900	931,520
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23		1,100	1,075,933
8.000%	01/27/24		450	487,684
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
9.125%	07/28/22		1,200	1,270,811
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		1,390	1,436,148
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	(a)	1,350	1,296,013
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.750%	04/23/23		1,220	1,245,165

				10,991,415

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25		3,270	3,365,025
3.950%	01/15/27		3,756	3,940,264
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26		2,560	2,585,871
3.625%	11/15/27	(a)	2,210	2,254,398
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23		1,950	1,968,914
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		6,240	6,142,774
3.650%	02/01/26		4,870	5,059,984
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		1,849	1,889,046
3.850%	02/01/25		3,460	3,565,006
3.900%	03/15/27		6,003	6,127,484
4.125%	06/15/26		3,075	3,178,620
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	(a)	9,945	10,390,126
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.450%	02/15/26		4,225	4,557,378
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	(a)	5,065	5,260,636
3.875%	05/01/24		457	479,202
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		1,355	1,451,747

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24		1,700	$1,734,000
HCP, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26		530	534,144
3.500%	07/15/29		595	597,626
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,146,905
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	440,090
4.125%	03/15/28		1,875	1,953,086
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25		3,540	3,782,377
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	(a)	695	748,863
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		4,525	4,660,750
5.250%	08/01/26		1,050	1,094,625
6.375%	03/01/24		975	1,021,313
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22		1,400	1,453,024
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27		1,282	1,324,189
4.125%	03/15/28		1,450	1,549,703
SBA Tower Trust,
Asset Backed, 144A
3.448%	03/15/48		4,300	4,421,252
Asset-Backed, 144A
3.168%	04/09/47		5,850	5,894,188
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21		1,050	1,078,875
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27		3,933	4,052,882
4.600%	02/06/24		8,075	8,574,550
4.875%	06/01/26		1,030	1,113,825
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		754	833,170

				110,225,912

Retail — 0.1%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23		1,100	1,142,625

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		1,100	$1,091,420
Golden Eagle Retail Group Ltd. (China),
Sr. Unsec’d. Notes
4.625%	05/21/23		1,450	1,372,062
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23		3,860	3,918,152
5.125%	07/02/22		6,870	7,152,957
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		1,143	1,022,985
6.875%	11/15/37		374	393,635

				16,093,836

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	(a)	300	311,280
7.500%	08/15/22	(a)	985	1,113,050
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25		1,850	1,808,017
3.625%	01/15/24	(a)	5,865	5,920,544
Broadcom, Inc.,
Gtd. Notes, 144A
4.250%	04/15/26		3,965	4,023,981
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.640%	02/06/24	(a)	5,940	6,194,015
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24		4,215	4,517,300
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		1,410	1,476,975
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		2,975	3,160,938

				28,526,100

Software — 0.1%
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25		1,980	2,014,056
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		1,915	1,943,725
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26		1,195	1,254,750
First Data Corp.,
Sr. Sec’d. Notes, 144A
5.000%	01/15/24		525	537,863
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	(a)	2,700	2,755,836

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (continued)
4.400%	07/01/49		3,035	$3,193,036
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	4,049	4,377,981
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	(a)	1,385	1,436,937

				17,514,184

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		1,365	1,405,950

Telecommunications — 0.8%
Altice SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		2,215	2,270,375
8.125%	02/01/27		1,190	1,249,500
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		2,300	2,343,148
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		925	955,155
7.500%	10/15/26		950	990,375
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	(a)	980	1,084,125
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27	(a)	1,405	1,432,889
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	(a)	750	769,688
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42		415	419,587
3.663%	05/15/45		4,425	4,594,687
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
4.375%	06/21/28		7,270	7,921,864
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24	(a)	1,632	1,334,160
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	(a)	2,365	2,486,206
7.625%	06/15/21		610	652,700
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
8.500%	10/15/24		3,385	3,351,150
9.750%	07/15/25	(a)	2,415	2,463,300
Sr. Sec’d. Notes, 144A
9.500%	09/30/22		2,515	2,934,100
Iridium Communications, Inc.,
Sr. Unsec’d. Notes, 144A
10.250%	04/15/23		2,725	2,963,437

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		350	$352,923
5.375%	01/15/24		690	705,525
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes
6.500%	10/13/26		1,300	1,403,730
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25		575	593,688
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28		2,590	2,539,780
Sr. Sec’d. Notes, 144A
6.625%	04/24/28		745	730,554
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	09/07/27		1,000	1,006,875
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes, 144A
7.500%	05/02/25		1,300	1,274,000
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	1,023,949
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		935	1,082,262
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21	(a)	1,300	1,501,500
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	995	1,054,999
7.250%	09/15/21	(a)	2,210	2,348,125
7.875%	09/15/23	(a)	1,225	1,330,656
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	(a)	850	886,125
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24		2,605	2,819,912
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	(a)	4,075	4,405,319
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
—%	07/09/99	^	1,030	—
Sr. Unsec’d. Notes
4.750%	02/01/28	^	820	—
6.500%	01/15/26	^	5,975	—
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes
4.875%	06/19/24		1,300	1,228,500
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25		1,190	1,196,907

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.672%	03/15/55		563	$638,427
4.750%	11/01/41		1,195	1,341,824
4.862%	08/21/46		9,295	10,822,076
5.012%	04/15/49		2,715	3,233,537
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27		710	738,400
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25		4,175	4,438,991
4.375%	05/30/28		12,890	13,933,938
4.875%	06/19/49		5,800	6,094,416
5.000%	05/30/38		3,040	3,306,929
WTT Investment Ltd. (Hong Kong),
Gtd. Notes
5.500%	11/21/22		500	516,382
Gtd. Notes, 144A
5.500%	11/21/22		560	578,347

				113,345,042

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	(a)	980	1,087,800
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24		400	427,800
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
7.375%	02/09/24		855	922,768
Sr. Unsec’d. Notes, 144A
5.875%	01/18/25		590	625,562

				3,063,930

Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		1,125	1,152,653
4.375%	05/01/26		2,395	2,464,934
5.125%	10/01/23	(a)	5,675	6,006,987
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24		1,765	1,837,806
5.250%	11/15/21		1,520	1,578,900
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes
5.250%	10/15/24	(a)	980	999,600
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		740	763,798
5.250%	08/15/22		2,150	2,269,970
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22		3,645	3,690,823

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing (continued)
4.125%	07/15/23	526	$550,412

			21,315,883

TOTAL CORPORATE BONDS (cost $1,940,923,747)			1,989,818,998

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	5,442,677
City of Los Angeles Department of Airports,
Revenue Bonds, Taxable, BABs
7.053%	05/15/40	1,230	1,874,434
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	2,049,539
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49	2,980	4,717,161
San Diego County Water Authority,
Revenue Bonds, BABs
6.138%	05/01/49	275	390,393
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	901,890
7.600%	11/01/40	195	316,423
7.625%	03/01/40	2,990	4,718,040
7.550%	04/01/39	2,475	3,918,222
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,593,056

			29,921,835

Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,374,165

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	150,742

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	810,000
2.995%	07/01/20	3,695	3,719,018

			4,529,018

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	480	679,061
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, BABs
5.720%	12/01/38	2,065	2,676,612

			3,355,673

Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43		2,120	$2,821,253
Revenue Bonds, Taxable, BABs
5.754%	07/01/41		1,140	1,499,032

				4,320,285

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40		3,540	4,735,918
General Obligation Unlimited, Taxable, BABs
6.271%	12/01/37		2,630	3,658,462
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39		1,940	2,970,334
New York City Transitional Finance Authority Future Tax Secured Rev.,
Revenue Bonds
5.267%	05/01/27		1,810	2,141,176
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.508%	08/01/37		3,275	4,187,251
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42		265	372,200
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		5,820	6,964,154

				25,029,495

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34		5,675	6,433,577

Ohio — 0.0%
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35		2,920	3,430,766

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27		60	72,513

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	(d)	2,000	1,035,000

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27		1,460	1,623,374

Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds, Taxable, BABs
5.178%	04/01/30		2,420	2,923,505

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	$2,592,883

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,437,473
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,821,433
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,207,661
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	2,007,474

			6,474,041

TOTAL MUNICIPAL BONDS (cost $84,021,410)			93,266,872

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	6,015	6,092,781
COLT Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
2.930%(cc)	02/25/48	1,176	1,174,033
Series 2018-01, Class A2, 144A
2.981%(cc)	02/25/48	338	336,840
Series 2018-04, Class A1, 144A
4.006%(cc)	12/28/48	5,970	6,074,772
Series 2019-03, Class A1, 144A
2.764%(cc)	08/25/49	6,485	6,487,008
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	04/25/31	2,110	2,111,421
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/31	3,786	3,788,010
Deephaven Residential Mortgage Trust,
Series 2018-02A, Class A1, 144A
3.479%(cc)	04/25/58	3,006	3,038,229
Series 2018-03A, Class A1, 144A
3.789%(cc)	08/25/58	5,464	5,534,259
Series 2018-04A, Class A1, 144A
4.080%(cc)	10/25/58	10,205	10,352,806
Series 2019-02A, Class A3, 144A
3.763%(cc)	04/25/59	3,175	3,209,325
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.704%(c)	07/25/29	1,605	1,610,386
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
3.354%(c)	10/25/29	2,021	2,026,681
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
3.154%(c)	02/25/30	961	960,632

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
3.054%(c)	05/25/30	1,627	$1,627,789
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
3.004%(c)	07/25/30	1,739	1,737,716
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
3.084%(c)	10/25/30	1,627	1,627,115
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720%
3.124%(c)	01/25/31	4,630	4,631,531
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550%
2.954%(c)	03/25/31	2,262	2,261,472
Series 2019-R04, Class 2M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	06/25/39	3,980	3,982,826
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	3	600
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	3,956	4,103,142
Series 2018-94, Class FA, 1 Month LIBOR + 0.400%
2.804%(c)	01/25/49	1,483	1,478,654
FirstKey Mortgage Trust,
Series 2014-01, Class B2, 144A
4.008%(cc)	11/25/44	1,760	1,851,557
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	71	72,804
Series 4831, Class FA, 1 Month LIBOR + 0.300%
2.694%(c)	10/15/48	1,553	1,545,924
Series 4875, Class F, 1 Month LIBOR + 0.450%
2.844%(c)	04/15/49	1,547	1,545,525
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ02, Class M2, 1 Month LIBOR + 2.200%
4.604%(c)	09/25/24	1,387	1,408,360
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850%
4.254%(c)	10/25/27	2,836	2,865,746
Series 2015-DNA02, Class M2, 1 Month LIBOR + 2.600%
5.004%(c)	12/25/27	5,546	5,599,857
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850%
5.254%(c)	04/25/28	1,172	1,193,740
Series 2015-HQ02, Class M2, 1 Month LIBOR + 1.950%
4.354%(c)	05/25/25	4,057	4,095,929
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900%
5.304%(c)	07/25/28	1,180	1,193,765
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.754%(c)	03/25/29	1,882	1,894,049
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	07/25/29	622	624,341
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	10/25/29	2,095	2,107,050
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
3.154%(c)	03/25/30	1,226	1,227,461
Series 2017-HQA01, Class M1, 1 Month LIBOR + 1.200%
3.604%(c)	08/25/29	1,415	1,419,714
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800%
3.204%(c)	12/25/29	406	406,490

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-HQA03, Class M1, 1 Month LIBOR + 0.550%
2.954%(c)	04/25/30	324	$324,038
Series 2018-DNA01, Class M1, 1 Month LIBOR + 0.450%
2.854%(c)	07/25/30	1,597	1,593,688
Series 2018-HQA01, Class M1, 1 Month LIBOR + 0.700%
3.104%(c)	09/25/30	6,186	6,188,400
Series 2018-SPI01, Class M1, 144A
3.743%(cc)	02/25/48	1,727	1,739,710
Series 2018-SPI03, Class M1, 144A
4.165%(cc)	08/25/48	2,198	2,221,361
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.597%(cc)	12/25/46	5,043	5,074,382
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	3,685	3,719,695
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	5,166	5,313,748
Government National Mortgage Assoc.,
Series 2010-103, Class IN, IO
4.500%	02/20/39	41	977
Series 2011-41, Class AI, IO
4.500%	12/20/39	189	7,985
Series 2011-88, Class EI, IO
4.500%	11/20/39	149	3,446
Series 2012-94, Class BI, IO
4.000%	05/20/37	1,818	128,904
Series 2013-24, Class OI, IO
4.000%	02/20/43	735	121,560
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,753	274,201
Series 2017-184, Class JH
3.000%	12/20/47	3,843	3,930,479
Series 2018-08, Class DA
3.000%	11/20/47	3,103	3,150,469
Series 2018-122, Class FE, 1 Month LIBOR + 0.300%
2.683%(c)	09/20/48	2,668	2,660,547
Series 2019-21, Class FL, 1 Month LIBOR + 0.450%
2.833%(c)	02/20/49	3,183	3,185,172
Series 2019-23, Class NF, 1 Month LIBOR + 0.450%
2.833%(c)	02/20/49	2,498	2,499,789
Series 2019-45, Class KF, 1 Month LIBOR + 0.500%
2.883%(c)	04/20/49	5,109	5,123,144
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
2.458%(cc)	07/25/44	517	516,118
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A3, 144A
3.999%(cc)	06/25/48	2,264	2,298,256
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	7,470	7,786,151
New Residential Mortgage Loan Trust,
Series 2019-NQM02, Class A1, 144A
3.600%(cc)	04/25/49	2,496	2,532,082

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55		950	$922,956
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.876%(cc)	08/25/47		2,222	2,295,133
Series 2018-CH01, Class A2, 144A
3.500%(cc)	02/25/48		1,411	1,436,611
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		9,823	10,092,679
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.154%(c)	09/25/48		2,363	2,364,878
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%
3.254%(c)	02/25/47		3,982	3,980,907
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A1, 144A
4.121%(cc)	10/25/48		9,062	9,285,896
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49		3,609	3,664,153
Verus Securitization Trust,
Series 2018-02, Class A1, 144A
3.677%(cc)	06/01/58		3,187	3,223,304
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58		1,697	1,715,236
Series 2018-03, Class A1, 144A
4.108%(cc)	10/25/58		4,861	4,966,596
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58		1,200	1,215,349
Series 2019-02, Class A1, 144A
3.211%(cc)	04/25/59		4,755	4,792,082
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59		4,249	4,296,138

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $215,831,560)				217,946,560

SOVEREIGN BONDS — 2.8%
Argentina Bonar Bonds (Argentina),
Unsec’d. Notes
8.750%	05/07/24		3,300	2,312,439
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%(cc)	12/15/35		9,730	350,377
3.750%(cc)	12/31/38		3,700	2,159,912
5.875%	01/11/28		5,190	3,944,400
6.875%	01/26/27		800	641,208
7.125%	07/06/36		1,000	773,010
7.500%	04/22/26	(a)	20,100	16,974,450
8.280%	12/31/33		13,929	11,613,649
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		7,635	8,244,438
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
5.750%	03/26/26		EUR 2,100	2,436,146

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23			915	$950,465
4.750%	02/15/29			3,610	3,980,025
4.854%	02/06/24			2,414	2,613,179
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/23		BRL	15,200	4,346,538
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28			3,850	4,038,650
5.000%	01/27/45			2,170	2,145,067
5.625%	01/07/41			3,770	4,040,535
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/25/50			7,790	7,938,010
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	03/15/29			10,715	11,700,780
5.000%	06/15/45			2,345	2,587,708
5.625%	02/26/44			2,750	3,251,875
6.125%	01/18/41			2,615	3,236,089
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23			325	320,128
4.375%	04/30/25			1,370	1,311,789
7.000%	04/04/44			1,115	1,106,649
7.158%	03/12/45			485	486,217
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes, 144A
7.250%	10/23/23			1,630	1,699,212
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25			700	743,757
6.850%	01/27/45			4,700	5,140,672
7.450%	04/30/44			545	631,524
Unsec’d. Notes, 144A
6.400%	06/05/49	(a)		500	523,130
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.875%	01/23/28			4,900	4,844,924
7.950%	06/20/24			6,200	6,494,562
9.650%	12/13/26			1,000	1,082,510
10.750%	01/31/29			600	676,506
Sr. Unsec’d. Notes, 144A
10.750%	03/28/22			2,700	3,030,777
10.750%	01/31/29			275	310,065
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48			220	222,734
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29			1,135	1,196,687
8.500%	01/31/47			3,995	4,229,578
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47			4,080	4,319,570
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25			1,055	1,051,054

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
7.650%	06/15/35		600	$624,006
8.625%	02/28/29		1,275	1,448,732
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		615	613,469
8.625%	02/28/29		4,355	4,948,412
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes
4.250%	09/18/22		1,900	1,777,952
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		500	500,466
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
8.125%	01/18/26		5,170	5,557,750
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		337	312,813
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30		1,148	1,179,570
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.489%	11/25/24		4,800	4,393,651
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		600	619,746
4.750%	02/11/29		1,175	1,304,896
8.500%	10/12/35		425	640,057
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		3,445	3,524,234
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		4,325	4,543,554
4.625%	04/15/43		3,700	3,911,352
5.250%	01/17/42		2,600	2,961,594
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
9.000%	03/15/29	IDR	40,100,000	3,126,968
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes
6.950%	11/10/21		600	614,250
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		5,475	5,316,906
6.375%	03/03/28		2,000	1,978,952
6.625%	03/22/48	EUR	1,200	1,330,571
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		2,500	3,087,525
8.000%	03/15/39		2,100	2,593,521
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		1,700	1,760,289
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		1,200	1,277,340
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.850%	03/23/27		2,000	1,582,496

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21		MXN	58,800	$3,005,260
Bonds, Series M
8.000%	11/07/47		MXN	20,000	1,059,189
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46			1,000	1,022,510
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26			9,995	10,469,762
4.750%	03/08/44			2,800	2,922,500
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23			600	610,696
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22			4,660	4,702,811
10.875%	04/06/21			1,140	1,268,672
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
5.500%	12/11/42			600	681,680
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30			3,100	3,134,373
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27			1,040	1,040,795
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27			2,000	2,001,528
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26			2,050	1,892,634
5.375%	03/08/27			1,650	1,549,056
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26			1,000	923,236
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	12/05/27			2,100	2,121,420
8.250%	04/15/24			420	458,980
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50			545	611,087
7.125%	01/29/26			1,000	1,242,800
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.350%	09/10/24			4,200	4,426,842
4.550%	03/29/26			11,105	11,861,584
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.844%	06/20/30			5,780	5,808,900
Sr. Unsec’d. Notes, 144A
5.400%	08/12/34		PEN	4,965	1,525,797
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	(a)		1,680	1,756,350
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	(a)		7,495	7,582,276
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24			675	563,632

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
9.950%	06/09/21		1,000	$907,000
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830%
53.779%(c)	05/31/22	ARS	16,651	320,778
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,302,116
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes
10.500%	12/21/26	ZAR	37,700	3,024,833
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		20,400	20,033,820
4.850%	09/27/27		1,595	1,642,850
5.375%	07/24/44		800	805,482
5.650%	09/27/47		2,850	2,920,566
6.250%	03/08/41		2,150	2,385,735
Republic of Uzbekistan Bond (Uzbekistan),
Notes, 144A, MTN
5.375%	02/20/29		645	686,235
Sr. Unsec’d. Notes, 144A, MTN
4.750%	02/20/24		2,810	2,935,989
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
4.625%	04/03/49	EUR	2,050	2,814,549
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26		1,900	1,937,145
5.000%	04/17/49		1,500	1,642,500
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
4.750%	03/13/28	EUR	2,500	2,849,061
Unsec’d. Notes
6.250%	05/23/33		1,700	1,644,097
Unsec’d. Notes, 144A
6.250%	05/23/33		1,350	1,305,607
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21		2,827	3,097,012
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	1,305	1,480,630
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22		3,000	3,008,112
6.125%	06/03/25		2,560	2,495,501
6.200%	05/11/27		2,985	2,828,332
6.250%	07/27/21		4,600	4,658,072
6.825%	07/18/26		1,100	1,096,128
6.850%	11/03/25		1,560	1,564,315
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		1,455	1,449,878
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		3,500	3,054,450
4.875%	10/09/26		3,965	3,548,675
4.875%	04/16/43		1,750	1,361,427

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
6.000%	03/25/27			10,635	$10,103,250
6.250%	09/26/22			8,705	8,765,482
6.875%	03/17/36			4,450	4,260,635
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20			2,975	3,068,385
7.750%	09/01/21			1,600	1,669,952
7.750%	09/01/23			700	740,250
7.750%	09/01/25			5,900	6,100,600
7.750%	09/01/27			2,500	2,568,800
9.750%	11/01/28			3,500	3,950,625
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40			850	607,750
6.750%	06/20/26		EUR	545	656,392
7.750%	09/01/21			2,000	2,087,440
9.750%	11/01/28			3,330	3,758,738
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	(d)		4,725	1,234,406
7.750%	10/13/19	(d)		5,500	1,416,250
9.250%	09/15/27	(d)		2,200	621,500
11.750%	10/21/26	(d)		2,250	630,000
11.950%	08/05/31	(d)		1,200	336,000
12.750%	08/23/22	(d)		3,025	847,000
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24			2,700	2,872,710
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24			2,200	2,340,727

TOTAL SOVEREIGN BONDS (cost $409,313,423)					413,914,224

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42			46	47,301
3.000%	01/01/43			53	54,497
3.000%	02/01/43			23	23,152
3.000%	02/01/43			46	47,276
3.000%	02/01/43			164	167,818
3.000%	02/01/43			392	397,928
3.000%	03/01/43			72	73,209
3.000%	03/01/43			121	122,656
3.000%	03/01/43			155	157,282
3.000%	03/01/45			44	44,847
3.000%	04/01/45			194	197,115
3.000%	05/01/45			3,254	3,303,241
3.000%	06/01/45			66	67,259
3.000%	06/01/45			320	325,897
3.000%	07/01/45			211	215,100
3.500%	04/01/42			33	34,453
3.500%	04/01/42			396	411,963
3.500%	08/01/42			106	110,476
3.500%	08/01/42			113	117,831
3.500%	08/01/42			535	555,477
3.500%	09/01/42			17	17,514
3.500%	09/01/42			122	127,141
3.500%	09/01/42			936	970,758

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	10/01/42	10	$10,741
3.500%	10/01/42	142	147,207
3.500%	11/01/42	71	73,445
3.500%	11/01/42	3,289	3,409,244
3.500%	12/01/42	817	848,909
3.500%	01/01/43	795	825,632
3.500%	03/01/43	3,324	3,452,670
3.500%	04/01/43	28	28,965
3.500%	04/01/43	107	111,449
3.500%	04/01/43	744	772,201
3.500%	05/01/43	1,973	2,049,560
3.500%	10/01/43	238	247,211
3.500%	01/01/44	764	793,756
3.500%	03/01/44	1,262	1,308,629
3.500%	05/01/45	688	712,224
3.500%	06/01/45	129	133,258
3.500%	06/01/45	826	854,899
3.500%	03/01/46	1,500	1,563,380
4.000%	06/01/33	436	455,621
4.000%	10/01/40	10	10,964
4.000%	10/01/40	26	27,111
4.000%	10/01/40	38	39,618
4.000%	11/01/40	25	26,071
4.000%	12/01/40	8	8,601
4.000%	12/01/40	584	616,695
4.000%	12/01/40	1,129	1,191,640
4.000%	12/01/40	1,493	1,575,881
4.000%	02/01/41	381	402,284
4.000%	04/01/41	2,250	2,374,525
4.000%	10/01/41	161	170,331
4.000%	10/01/41	449	473,671
4.000%	12/01/41	334	352,690
4.000%	03/01/42	28	29,250
4.000%	04/01/42	37	39,164
4.000%	04/01/42	68	72,236
4.000%	04/01/42	205	216,250
4.000%	05/01/43	236	248,481
4.500%	09/01/23	117	120,295
4.500%	05/01/39	149	160,675
4.500%	06/01/39	89	95,904
4.500%	08/01/39	818	879,331
4.500%	10/01/39	17	18,245
4.500%	10/01/39	59	63,063
4.500%	10/01/39	1,108	1,190,140
4.500%	10/01/39	1,136	1,220,628
4.500%	12/01/39	78	83,849
4.500%	03/01/40	183	196,470
4.500%	05/01/40	77	82,832
4.500%	08/01/40	271	291,600
4.500%	10/01/40	202	217,408
4.500%	02/01/41	29	30,816
4.500%	02/01/41	46	49,399
4.500%	02/01/41	52	55,423
4.500%	02/01/41	81	86,609
4.500%	03/01/41	134	144,456
4.500%	04/01/41	223	239,619

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	04/01/41	577		$620,462
4.500%	10/01/41	1,884		2,024,504
4.500%	02/01/44	47		49,848
4.500%	03/01/44	23		23,955
4.500%	03/01/44	62		66,793
4.500%	03/01/44	70		74,577
5.000%	06/01/23	48		49,206
5.000%	07/01/25	1		695
5.000%	07/01/33	1		1,099
5.000%	11/01/33	5		5,337
5.000%	11/01/33	7		7,377
5.000%	11/01/33	7		7,442
5.000%	11/01/33	12		12,998
5.000%	07/01/35	1,805		1,975,714
5.000%	11/01/35	220		240,585
5.000%	12/01/35	3		3,326
5.000%	04/01/40	17		18,766
5.000%	04/01/40	152		165,141
5.000%	06/01/40	124		136,321
5.000%	07/01/40	17		18,323
5.000%	07/01/40	105		114,422
5.000%	08/01/40	77		83,146
5.000%	08/01/40	180		195,244
5.000%	08/01/40	575		625,049
5.000%	06/01/41	241		265,520
5.000%	07/01/41	30		32,983
5.000%	07/01/41	88		96,049
5.000%	07/01/41	112		121,964
5.000%	07/01/41	113		122,642
5.500%	09/01/20	2		2,163
5.500%	09/01/20	3		2,591
5.500%	09/01/20	4		4,085
5.500%	03/01/34	61		67,930
5.500%	07/01/35	42		46,639
5.500%	01/01/38	1,143		1,270,063
5.500%	06/01/41	434		485,193
6.000%	10/01/32	—	(r)	299
6.000%	03/01/33	13		14,732
6.000%	12/01/33	28		31,739
6.000%	12/01/33	356		403,732
6.000%	06/01/37	2		2,809
6.000%	07/01/38	7		8,156
6.000%	08/01/38	14		15,697
6.500%	08/01/36	21		24,681
6.500%	09/01/39	57		65,480
7.000%	06/01/32	1		1,042
7.000%	06/01/32	1		1,417
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%
4.595%(c)	10/01/36	3		3,340
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625%
4.560%(c)	04/01/37	62		65,342
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.723%
4.723%(c)	01/01/36	3		3,383
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725%
4.475%(c)	07/01/35	3		3,418

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733%
4.858%(c)	02/01/37	34		$35,426
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.745%
4.869%(c)	02/01/37	11		11,320
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
4.835%(c)	02/01/35	30		31,093
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785%
4.535%(c)	09/01/32	—	(r)	398
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.794%
4.627%(c)	03/01/36	10		10,422
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.815%
4.774%(c)	01/01/37	8		8,496
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.850%
4.932%(c)	02/01/37	13		14,044
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.900%
4.775%(c)	11/01/35	1		1,569
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.979%
4.848%(c)	11/01/36	6		6,479
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.010%
4.884%(c)	12/01/36	2		1,632
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.163%
5.203%(c)	02/01/37	18		19,061
Federal National Mortgage Assoc.
1.500%	06/22/20	13,193		13,125,674
2.500%	11/01/29	23		23,042
2.500%	07/01/30	1,460		1,471,549
2.500%	07/01/30	2,289		2,307,481
2.500%	01/01/31	261		263,299
2.500%	01/01/32	3,236		3,260,924
2.500%	06/01/32	4,012		4,041,889
2.500%	11/01/42	367		364,426
2.500%	01/01/43	91		91,103
2.500%	02/01/43	80		79,818
2.500%	02/01/43	4,801		4,786,634
2.500%	03/01/43	255		254,422
2.500%	03/01/43	453		451,895
2.500%	07/01/46	25		25,244
3.000%	TBA	35,750		36,055,132
3.000%	01/01/27	483		493,855
3.000%	10/01/28	4,663		4,766,961
3.000%	11/01/28	1,055		1,079,643
3.000%	02/01/29	1,087		1,111,109
3.000%	09/01/32	1,997		2,041,843
3.000%	10/01/32	2,228		2,277,989
3.000%	12/01/32	14,954		15,287,504
3.000%	02/01/33	19,164		19,585,555
3.000%	04/01/33	28		28,295
3.000%	04/01/33	1,444		1,472,635
3.000%	06/01/33	47		47,633
3.000%	11/01/33	2,530		2,588,938
3.000%	11/01/36	5,597		5,711,082
3.000%	10/01/37	5,610		5,713,690
3.000%	03/01/38	4,124		4,200,365
3.000%	09/01/42	524		534,382
3.000%	10/01/42	502		512,333
3.000%	10/01/42	1,414		1,442,915

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/42	270	$274,967
3.000%	11/01/42	325	331,637
3.000%	01/01/43	44	45,043
3.000%	01/01/43	2,562	2,605,976
3.000%	02/01/43	11	11,070
3.000%	02/01/43	13	13,596
3.000%	02/01/43	28	28,601
3.000%	02/01/43	46	46,529
3.000%	02/01/43	49	49,485
3.000%	02/01/43	64	64,483
3.000%	02/01/43	219	223,905
3.000%	02/01/43	3,777	3,841,658
3.000%	03/01/43	56	56,991
3.000%	03/01/43	127	128,691
3.000%	03/01/43	582	590,482
3.000%	04/01/43	18	18,386
3.000%	04/01/43	49	49,715
3.000%	04/01/43	7,667	7,798,870
3.000%	05/01/43	50	50,797
3.000%	05/01/43	114	115,832
3.000%	05/01/43	174	176,989
3.000%	05/01/43	1,436	1,460,561
3.000%	07/01/43	319	324,433
3.000%	08/01/43	123	124,919
3.000%	08/01/43	772	784,037
3.000%	08/01/43	1,418	1,437,857
3.000%	08/01/43	6,219	6,325,510
3.000%	02/01/44	195	197,657
3.000%	03/01/44	7,562	7,692,124
3.000%	09/01/44	318	322,578
3.000%	12/01/44	17	16,801
3.000%	04/01/45	135	136,474
3.000%	05/01/45	18	17,929
3.000%	05/01/45	321	326,240
3.000%	07/01/45	133	136,014
3.000%	07/01/45	139	141,291
3.000%	08/01/45	845	858,718
3.000%	09/01/45	274	278,134
3.000%	08/01/46	645	655,266
3.000%	09/01/46	667	673,121
3.000%	10/01/46	413	418,519
3.000%	10/01/46	4,322	4,393,770
3.000%	10/01/46	6,533	6,629,764
3.000%	10/01/46	13,984	14,224,605
3.000%	11/01/46	889	906,882
3.000%	11/01/46	1,302	1,327,721
3.000%	11/01/46	1,995	2,034,530
3.000%	11/01/46	2,442	2,490,299
3.000%	11/01/46	4,489	4,577,156
3.000%	11/01/46	5,355	5,440,287
3.000%	11/01/46	7,300	7,421,544
3.000%	12/01/46	1,170	1,192,803
3.000%	12/01/46	4,301	4,372,461
3.000%	12/01/46	5,874	5,971,301
3.000%	12/01/46	6,538	6,670,756
3.000%	12/01/46	6,541	6,669,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/46	13,499	$13,765,112
3.000%	01/01/47	3,665	3,736,957
3.000%	02/01/47	3,717	3,779,659
3.000%	06/01/47	2,240	2,286,361
3.000%	11/01/48	2,297	2,322,153
3.500%	TBA	9,700	10,012,269
3.500%	TBA	51,075	52,218,202
3.500%	10/01/28	614	635,434
3.500%	07/01/30	104	108,218
3.500%	08/01/30	533	554,614
3.500%	11/01/32	4,338	4,521,920
3.500%	01/01/34	14	14,333
3.500%	01/01/34	34	35,510
3.500%	01/01/34	72	75,041
3.500%	01/01/34	108	112,091
3.500%	02/01/35	377	391,021
3.500%	01/01/36	3,394	3,519,939
3.500%	12/01/41	182	189,315
3.500%	06/01/42	428	443,192
3.500%	06/01/42	682	707,046
3.500%	07/01/42	577	597,783
3.500%	07/01/42	4,488	4,649,737
3.500%	08/01/42	1,149	1,189,769
3.500%	09/01/42	1,594	1,651,442
3.500%	10/01/42	3,527	3,654,153
3.500%	11/01/42	262	272,487
3.500%	01/01/43	268	277,507
3.500%	01/01/43	989	1,024,317
3.500%	01/01/43	1,432	1,483,209
3.500%	03/01/43	5,557	5,756,854
3.500%	04/01/43	198	206,063
3.500%	06/01/43	701	730,931
3.500%	06/01/43	815	845,959
3.500%	06/01/43	5,399	5,593,258
3.500%	07/01/43	171	177,874
3.500%	07/01/43	245	254,034
3.500%	07/01/43	351	364,743
3.500%	07/01/43	544	564,457
3.500%	07/01/43	940	979,510
3.500%	08/01/43	240	248,969
3.500%	08/01/43	283	293,566
3.500%	08/01/43	1,878	1,945,218
3.500%	09/01/43	2,442	2,542,967
3.500%	10/01/43	931	964,086
3.500%	01/01/44	940	973,879
3.500%	01/01/44	2,742	2,860,245
3.500%	01/01/44	4,268	4,422,121
3.500%	03/01/44	1,124	1,173,300
3.500%	07/01/44	687	712,900
3.500%	12/01/44	2,564	2,656,572
3.500%	12/01/44	2,755	2,854,445
3.500%	02/01/45	1,229	1,273,092
3.500%	03/01/45	3,540	3,679,572
3.500%	04/01/45	5,543	5,716,820
3.500%	04/01/45	7,817	8,101,079
3.500%	06/01/45	5,920	6,105,509

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/01/45	3,871		$4,003,160
3.500%	09/01/45	9,552		9,877,211
3.500%	11/01/45	135		139,585
3.500%	11/01/45	10,736		11,073,014
3.500%	12/01/45	1,387		1,430,611
3.500%	12/01/45	1,564		1,610,384
3.500%	12/01/45	28,217		29,103,045
3.500%	01/01/46	1,294		1,341,040
3.500%	01/01/46	1,712		1,774,112
3.500%	01/01/46	2,209		2,277,844
3.500%	04/01/46	9,993		10,303,394
3.500%	05/01/46	1,639		1,697,788
3.500%	06/01/46	1,721		1,803,137
3.500%	04/01/47	2,432		2,504,036
3.500%	11/01/47	4,862		5,008,288
3.500%	03/01/48	1,184		1,218,549
3.500%	04/01/48	8,577		8,829,248
3.500%	06/01/48	2,139		2,196,130
4.000%	TBA	36,215		37,429,475
4.000%	11/01/40	1,612		1,702,569
4.000%	11/01/40	6,533		6,890,632
4.000%	12/01/40	1,723		1,816,733
4.000%	12/01/40	3,489		3,679,372
4.000%	01/01/41	187		197,101
4.000%	01/01/41	1,087		1,146,767
4.000%	02/01/41	209		220,138
4.000%	02/01/41	681		717,830
4.000%	03/01/41	1,659		1,749,750
4.000%	04/01/41	601		633,971
4.000%	10/01/41	689		727,153
4.000%	10/01/41	3,224		3,400,692
4.000%	11/01/41	571		602,555
4.000%	01/01/42	804		847,559
4.000%	01/01/42	1,127		1,188,405
4.000%	01/01/42	3,923		4,137,624
4.000%	02/01/42	73		77,255
4.000%	02/01/42	619		652,638
4.000%	02/01/42	826		871,374
4.000%	08/01/42	2,226		2,348,024
4.000%	09/01/43	5,980		6,294,744
4.000%	11/01/44	5,129		5,366,600
4.000%	05/01/45	429		448,633
4.000%	06/01/45	12,899		13,492,292
4.000%	07/01/45	258		270,119
4.000%	09/01/45	596		622,919
4.000%	10/01/45	1,205		1,260,466
4.000%	12/01/45	1,189		1,244,743
4.000%	03/01/46	6,457		6,753,099
4.000%	03/01/46	7,415		7,766,902
4.000%	09/01/46	439		458,848
4.000%	06/01/47	12,091		12,615,903
4.000%	08/01/47	3,451		3,597,560
4.000%	07/01/48	34,789		36,029,885
4.000%	04/01/49	5,730		5,925,807
4.500%	TBA	11,620		12,142,333
4.500%	11/01/19	—	(r)	3

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	11/01/20	1		$1,243
4.500%	04/01/23	61		62,667
4.500%	12/01/23	2		1,610
4.500%	08/01/24	22		22,185
4.500%	04/01/26	91		95,480
4.500%	04/01/26	417		437,612
4.500%	07/01/26	42		43,659
4.500%	10/01/26	171		176,599
4.500%	01/01/27	691		725,106
4.500%	09/01/39	682		732,632
4.500%	12/01/39	930		999,326
4.500%	12/01/39	1,684		1,807,850
4.500%	04/01/40	1,137		1,220,684
4.500%	07/01/40	122		131,536
4.500%	09/01/40	1,753		1,882,952
4.500%	11/01/40	2,371		2,539,042
4.500%	12/01/40	207		222,716
4.500%	12/01/40	1,217		1,307,274
4.500%	02/01/41	247		264,387
4.500%	02/01/41	372		399,719
4.500%	02/01/41	690		741,141
4.500%	05/01/41	50		53,559
4.500%	06/01/41	144		154,949
4.500%	06/01/41	177		190,580
4.500%	08/01/41	48		51,999
4.500%	10/01/41	23		25,204
4.500%	10/01/41	27		29,071
4.500%	11/01/41	28		29,599
4.500%	11/01/41	671		720,578
4.500%	04/01/42	278		298,080
4.500%	08/01/42	68		73,237
4.500%	09/01/42	54		57,978
4.500%	09/01/42	87		93,307
4.500%	09/01/42	169		181,552
4.500%	10/01/42	406		436,347
4.500%	09/01/43	140		149,137
4.500%	10/01/43	91		95,214
4.500%	11/01/43	103		110,445
4.500%	06/01/44	128		136,984
4.500%	08/01/44	316		335,914
4.500%	10/01/44	216		231,496
4.500%	11/01/44	421		447,400
4.500%	12/01/44	221		232,248
4.500%	02/01/45	88		93,677
4.500%	02/01/45	202		215,229
4.500%	11/01/47	4,284		4,602,471
4.500%	05/01/48	11,069		11,628,423
4.500%	05/01/48	12,345		13,268,638
5.000%	TBA	7,895		8,345,416
5.000%	12/01/19	—	(r)	353
5.000%	01/01/20	—	(r)	272
5.000%	05/01/20	2		2,494
5.000%	12/01/20	10		10,030
5.000%	02/01/21	7		6,658
5.000%	06/01/23	3		2,681
5.000%	09/01/23	552		583,422

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	01/01/24	73		$75,411
5.000%	06/01/24	41		42,427
5.000%	09/01/25	50		50,973
5.000%	04/01/34	14		15,601
5.000%	07/01/34	14		15,239
5.000%	03/01/35	604		659,673
5.000%	04/01/35	66		72,007
5.000%	04/01/35	697		762,431
5.000%	05/01/35	83		91,096
5.000%	06/01/35	22		23,885
5.000%	06/01/35	37		40,747
5.000%	06/01/35	82		90,108
5.000%	09/01/35	51		55,268
5.000%	10/01/35	101		110,959
5.000%	10/01/35	558		609,853
5.000%	03/01/36	193		210,920
5.000%	12/01/36	17		18,896
5.000%	12/01/36	820		897,232
5.000%	07/01/37	13		14,389
5.000%	02/01/38	73		79,424
5.000%	05/01/38	455		497,014
5.000%	06/01/39	58		63,066
5.000%	06/01/40	286		310,739
5.000%	08/01/40	495		537,859
5.000%	04/01/41	897		972,808
5.000%	06/01/41	40		43,740
5.000%	06/01/41	193		209,654
5.000%	08/01/41	98		105,205
5.000%	09/01/41	525		563,768
5.000%	01/01/42	542		588,156
5.000%	02/01/42	147		159,497
5.000%	05/01/42	315		341,820
5.000%	07/01/42	704		764,411
5.000%	11/01/44	1,190		1,292,162
5.000%	08/01/48	1,718		1,820,985
5.000%	08/01/48	2,292		2,425,031
5.000%	12/01/48	428		454,017
5.500%	TBA	2,765		2,949,127
5.500%	08/01/19	—	(r)	230
5.500%	09/01/19	—	(r)	363
5.500%	09/01/19	2		1,669
5.500%	10/01/19	—	(r)	76
5.500%	07/01/20	1		870
5.500%	08/01/21	1		1,441
5.500%	09/01/21	1		1,193
5.500%	09/01/21	2		1,567
5.500%	09/01/21	3		3,184
5.500%	11/01/21	8		8,542
5.500%	03/01/22	—	(r)	136
5.500%	03/01/22	3		3,251
5.500%	05/01/22	1		981
5.500%	07/01/22	1		621
5.500%	07/01/22	1		1,401
5.500%	08/01/22	—	(r)	73
5.500%	08/01/22	7		7,592
5.500%	01/01/23	94		97,637

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	09/01/34	245		$271,929
5.500%	11/01/34	19		21,521
5.500%	12/01/34	75		83,563
5.500%	04/01/35	51		56,719
5.500%	11/01/35	232		258,089
5.500%	12/01/35	63		70,161
5.500%	01/01/36	9		9,936
5.500%	01/01/36	65		72,131
5.500%	03/01/36	9		9,426
5.500%	03/01/36	14		15,835
5.500%	05/01/36	308		341,071
5.500%	05/01/36	612		680,340
5.500%	07/01/36	1,278		1,419,400
5.500%	11/01/36	5		6,032
5.500%	08/01/37	14		15,839
5.500%	08/01/37	92		101,655
5.500%	08/01/37	385		427,094
5.500%	08/01/37	704		781,371
5.500%	09/01/37	249		276,340
5.500%	02/01/38	95		105,149
5.500%	02/01/38	606		672,694
5.500%	09/01/38	347		385,402
5.500%	04/01/39	181		200,773
5.500%	05/01/39	207		227,616
5.500%	03/01/40	384		426,821
5.500%	03/01/41	2,923		3,246,690
5.500%	09/01/41	3		3,467
5.500%	09/01/41	591		653,135
6.000%	04/01/21	2		1,682
6.000%	07/01/21	—	(r)	95
6.000%	11/01/32	14		16,250
6.000%	03/01/33	15		17,222
6.000%	04/01/33	21		23,595
6.000%	02/01/34	147		166,775
6.000%	08/01/34	12		13,318
6.000%	11/01/34	10		11,464
6.000%	11/01/34	634		718,327
6.000%	11/01/35	104		117,488
6.000%	12/01/35	24		27,260
6.000%	02/01/36	764		866,226
6.000%	04/01/36	—	(r)	71
6.000%	05/01/36	208		236,172
6.000%	05/01/36	246		279,426
6.000%	06/01/36	25		27,917
6.000%	09/01/36	34		38,794
6.000%	09/01/36	1,701		1,928,235
6.000%	11/01/36	52		59,067
6.000%	12/01/36	4		4,686
6.000%	01/01/37	—	(r)	222
6.000%	01/01/37	22		24,423
6.000%	02/01/37	15		17,465
6.000%	02/01/37	233		263,235
6.000%	03/01/37	88		99,292
6.000%	03/01/37	559		634,165
6.000%	03/01/37	1,256		1,424,034
6.000%	05/01/37	—	(r)	392

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	05/01/37	11		$12,241
6.000%	06/01/37	30		34,507
6.000%	08/01/37	190		215,516
6.000%	08/01/37	1,067		1,208,620
6.000%	10/01/37	17		18,982
6.000%	02/01/38	74		83,282
6.000%	03/01/38	673		763,486
6.000%	04/01/38	29		32,719
6.000%	05/01/38	192		217,423
6.000%	08/01/38	19		21,551
6.000%	09/01/38	41		45,794
6.000%	10/01/38	152		172,079
6.000%	12/01/38	7		8,048
6.000%	04/01/39	12		13,813
6.000%	06/01/39	231		261,586
6.000%	09/01/39	834		945,754
6.000%	10/01/39	253		287,294
6.000%	02/01/40	124		140,283
6.000%	10/01/40	234		265,818
6.500%	07/01/32	7		8,159
6.500%	07/01/32	59		67,793
6.500%	07/01/32	99		113,831
6.500%	12/01/32	8		9,100
6.500%	12/01/32	25		29,341
6.500%	07/01/35	29		33,905
6.500%	12/01/35	267		309,756
6.500%	07/01/36	4		4,786
6.500%	07/01/36	981		1,170,161
6.500%	08/01/36	49		57,115
6.500%	08/01/36	178		207,772
6.500%	08/01/36	213		247,133
6.500%	09/01/36	102		117,095
6.500%	09/01/36	412		490,136
6.500%	10/01/36	12		14,497
6.500%	10/01/36	211		244,691
6.500%	11/01/36	9		10,012
6.500%	12/01/36	4		4,527
6.500%	08/01/37	13		14,973
6.500%	10/01/37	5		5,012
6.500%	10/01/37	137		162,115
6.500%	08/01/38	70		82,131
6.500%	06/01/39	49		57,823
6.500%	10/01/39	246		287,102
6.500%	05/01/40	236		276,164
6.500%	05/01/40	290		333,387
7.000%	01/01/31	—	(r)	209
7.000%	04/01/32	—	(r)	264
7.000%	04/01/37	28		29,651
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340%
4.340%(c)	12/01/35	3		3,243
Federal National Mortgage Assoc., 12 Month LIBOR + 1.544%
4.337%(c)	07/01/35	7		7,240
Federal National Mortgage Assoc., 12 Month LIBOR + 1.569%
4.446%(c)	12/01/35	10		10,251
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655%
4.433%(c)	08/01/37	7		7,567

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700%
4.575%(c)	11/01/37	41		$43,427
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
4.625%(c)	09/01/36	—	(r)	15
Federal National Mortgage Assoc., 12 Month LIBOR + 1.884%
4.634%(c)	08/01/36	9		9,261
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892%
4.820%(c)	12/01/35	3		2,891
Government National Mortgage Assoc.
3.000%	10/15/42	74		75,763
3.000%	12/15/42	20		20,371
3.000%	05/15/43	56		57,054
3.000%	06/15/43	10		9,868
3.000%	07/15/43	131		133,906
3.000%	08/20/43	1,669		1,708,431
3.000%	09/20/43	1,584		1,621,667
3.000%	01/20/44	166		169,683
3.000%	02/20/44	450		461,036
3.000%	04/20/46	1,394		1,426,549
3.000%	05/20/46	190		194,622
3.000%	05/20/46	423		433,687
3.000%	06/20/46	885		905,730
3.000%	07/20/46	260		266,574
3.000%	07/20/46	433		443,940
3.000%	07/20/46	689		704,679
3.000%	07/20/46	760		778,164
3.000%	07/20/46	1,059		1,084,416
3.000%	07/20/46	1,370		1,402,746
3.000%	08/20/46	353		360,781
3.000%	08/20/46	520		532,135
3.000%	08/20/46	565		578,642
3.000%	08/20/46	20,882		21,377,568
3.000%	09/20/46	304		310,969
3.000%	09/20/46	360		368,471
3.000%	09/20/46	8,488		8,694,814
3.000%	10/20/46	3,942		4,035,599
3.500%	05/20/42	54		56,244
3.500%	07/20/42	2,844		2,968,627
3.500%	08/20/42	1,336		1,394,771
3.500%	09/20/42	4,323		4,511,623
3.500%	10/20/42	2,004		2,090,761
3.500%	11/20/42	30		30,933
3.500%	12/20/42	645		673,338
3.500%	03/20/43	1,573		1,624,663
3.500%	04/20/43	64		67,240
3.500%	05/20/43	1,888		1,969,366
3.500%	06/20/43	2,438		2,541,799
3.500%	08/20/43	53		54,800
3.500%	11/15/43	1,388		1,441,669
3.500%	10/20/44	281		291,490
3.500%	02/15/45	317		328,900
3.500%	02/20/45	698		721,981
3.500%	04/20/45	148		153,228
3.500%	05/20/45	205		212,215
3.500%	05/20/45	494		510,589
3.500%	01/20/46	157		162,739

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	02/20/46	3,175	$3,289,470
3.500%	02/20/46	3,531	3,651,285
3.500%	05/20/46	25	25,716
3.500%	05/20/46	44	45,183
3.500%	05/20/46	207	213,814
3.500%	06/20/46	223	230,834
3.500%	03/20/47	8,123	8,405,127
3.500%	06/20/47	4,141	4,283,300
3.500%	02/20/48	278	286,478
3.500%	02/20/48	13,388	13,812,013
3.500%	02/20/49	10,246	10,588,619
3.500%	03/20/49	3,810	3,937,411
4.000%	09/20/25	63	65,499
4.000%	11/20/25	126	131,238
4.000%	01/20/26	37	38,143
4.000%	02/20/41	121	127,639
4.000%	05/20/41	1,134	1,201,381
4.000%	10/15/41	40	43,462
4.000%	10/15/41	163	175,207
4.000%	10/15/41	198	213,302
4.000%	10/20/41	1,108	1,172,982
4.000%	11/20/41	216	229,084
4.000%	12/20/41	105	111,054
4.000%	09/20/42	98	103,997
4.000%	11/20/42	79	83,783
4.000%	02/20/44	2,887	3,044,439
4.000%	05/20/46	5,130	5,389,963
4.000%	05/20/47	12,177	12,703,386
4.000%	08/20/47	2,042	2,129,107
4.000%	01/20/48	1,533	1,589,483
4.000%	10/20/48	4,583	4,750,946
4.000%	11/20/48	6,322	6,553,300
4.000%	03/20/49	2,252	2,335,803
4.500%	05/15/39	15	16,556
4.500%	11/20/39	151	160,720
4.500%	02/20/40	1,309	1,396,122
4.500%	05/20/40	1,149	1,225,732
4.500%	06/15/40	10	10,706
4.500%	06/15/40	55	59,140
4.500%	06/15/40	167	180,088
4.500%	07/15/40	33	36,012
4.500%	08/15/40	77	83,101
4.500%	09/15/40	186	200,516
4.500%	09/20/40	627	668,927
4.500%	11/20/40	326	347,570
4.500%	02/20/41	1,445	1,541,646
4.500%	03/15/41	240	258,266
4.500%	03/20/41	1,654	1,764,589
4.500%	05/20/41	89	95,469
4.500%	07/20/41	194	207,072
4.500%	09/15/45	775	835,592
4.500%	01/20/46	811	859,017
4.500%	07/20/46	355	375,665
4.500%	08/20/46	575	607,081
4.500%	09/20/46	450	477,982
4.500%	01/20/47	1,341	1,417,795

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	03/20/47	1,226		$1,295,490
4.500%	07/20/47	4,050		4,252,193
4.500%	08/20/47	7,854		8,246,487
4.500%	09/20/47	1,103		1,157,715
4.500%	07/20/48	1,040		1,086,832
4.500%	12/20/48	1,572		1,638,912
4.500%	01/20/49	6,314		6,605,201
4.500%	04/20/49	3,320		3,463,005
5.000%	03/20/34	1		1,306
5.000%	07/20/39	223		245,509
5.000%	08/15/39	19		20,465
5.000%	09/15/39	183		201,066
5.000%	10/15/39	34		37,080
5.000%	10/15/39	186		205,094
5.000%	10/20/39	11		12,403
5.000%	12/15/39	4,129		4,543,400
5.000%	02/15/40	305		335,670
5.000%	02/15/40	305		335,670
5.000%	04/15/40	161		177,311
5.000%	05/20/40	933		1,026,459
5.000%	06/15/40	151		166,402
5.000%	06/20/40	646		710,506
5.000%	07/15/40	20		21,629
5.000%	08/15/40	31		33,647
5.000%	08/20/40	489		537,057
5.000%	09/15/40	26		28,469
5.000%	09/15/40	29		31,422
5.000%	09/20/40	323		355,189
5.000%	03/20/41	627		687,312
5.000%	08/20/41	674		739,208
5.000%	06/20/47	1,347		1,434,869
5.000%	07/20/47	865		921,658
5.000%	08/20/47	1,427		1,520,076
5.000%	09/20/47	5,177		5,514,679
5.000%	10/20/47	7,868		8,382,478
5.000%	11/20/47	2,957		3,149,844
5.000%	12/20/47	5,164		5,500,483
5.000%	01/20/48	4,377		4,577,758
5.000%	07/20/48	2,781		2,982,093
5.000%	08/20/48	5,576		5,834,502
5.000%	12/20/48	2,204		2,304,479
5.500%	10/20/32	2		2,197
5.500%	03/20/34	7		7,277
5.500%	01/20/36	1,349		1,476,156
5.500%	05/20/48	3,981		4,200,689
5.500%	12/20/48	1,472		1,552,955
5.500%	01/20/49	1,080		1,140,089
5.500%	03/20/49	2,908		3,068,476
6.000%	12/20/38	2,011		2,293,650
6.500%	09/20/32	5		5,286
6.500%	12/20/33	2		2,466
8.000%	09/15/22	—	(r)	230
8.000%	07/15/23	—	(r)	217
8.500%	06/15/26	1		1,462

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,111,584,526)				1,124,515,216

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds
2.500%	02/15/46		2,715	$2,700,789
2.500%	05/15/46		19,885	19,770,040
2.750%	08/15/47		12,865	13,426,839
2.750%	11/15/47		8,000	8,350,313
2.875%	08/15/45		17,245	18,431,267
2.875%	11/15/46		11,775	12,601,550
2.875%	05/15/49		190	203,834
3.000%	11/15/44		37,120	40,553,600
3.000%	05/15/45		44,806	48,997,811
3.000%	05/15/47		5,190	5,684,064
3.000%	08/15/48		16,795	18,419,391
3.125%	02/15/43		30,805	34,349,982
4.500%	02/15/36		3,725	4,914,817
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21		1,927	1,908,943
0.125%	01/15/22		534	530,976
0.125%	07/15/22		802	799,479
0.125%	01/15/23		672	667,867
0.125%	07/15/26		1,670	1,658,839
0.250%	01/15/25		2,502	2,504,860
0.375%	07/15/25		404	408,299
0.375%	01/15/27		1,281	1,289,514
0.500%	04/15/24		1,134	1,148,396
0.500%	01/15/28		1,190	1,209,093
0.625%	07/15/21		1,114	1,120,836
0.625%	04/15/23		776	785,487
0.625%	01/15/26		220	225,649
0.625%	02/15/43		261	253,078
0.750%	07/15/28		788	820,521
0.750%	02/15/45		469	463,490
0.875%	02/15/47		551	561,645
1.000%	02/15/46		355	372,017
1.000%	02/15/49		17	18,251
1.125%	01/15/21		589	593,853
1.375%	02/15/44		52	58,451
2.125%	02/15/40		128	163,291
2.125%	02/15/41		989	1,273,952
2.500%	01/15/29		544	654,832
3.875%	04/15/29		281	376,182
U.S. Treasury Notes
1.375%	10/31/20		6,745	6,701,263
1.500%	11/30/19		19,645	19,594,353
1.625%	08/31/22		42,740	42,603,099
1.875%	09/30/22		41,560	41,764,553
2.000%	08/31/21	(k)	61,065	61,389,408
2.125%	05/31/21		23,228	23,385,878
2.250%	04/30/21		5,000	5,041,992
2.250%	02/15/27		15,465	15,848,000
2.500%	03/31/23		26,015	26,740,575
2.500%	01/31/24		23,000	23,754,687
2.625%	07/15/21		7,720	7,853,592
2.625%	02/15/29		6,300	6,643,547
2.750%	08/15/21		52,015	53,089,841

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.875%	10/31/23		4,455	$4,664,002
2.875%	08/15/28		13,145	14,125,740

TOTAL U.S. TREASURY OBLIGATIONS (cost $577,613,077)				601,472,628

TOTAL LONG-TERM INVESTMENTS (cost $11,400,071,796)				13,078,716,864

			Shares

SHORT-TERM INVESTMENTS — 17.6%
AFFILIATED MUTUAL FUNDS — 17.2%
PGIM Core Ultra Short Bond Fund(w)			1,610,787,983	1,610,787,983
PGIM Institutional Money Market Fund (cost $911,681,895; includes $909,860,315 of cash collateral for securities on loan)(b)(w)			911,459,892	911,733,331

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,522,469,878)				2,522,521,314

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) — 0.4%
U.S. Treasury Bills
2.149%	11/07/19	(h)(k)	57,833	57,405,578

(cost $57,391,590)
OPTIONS PURCHASED*~ — 0.0% (cost $588,015)				372,879

TOTAL SHORT-TERM INVESTMENTS (cost $2,580,449,483)				2,580,299,771

TOTAL INVESTMENTS — 107.0% (cost $13,980,521,279)				15,659,016,635
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (7.0)%				(1,018,903,013)

NET ASSETS — 100.0%				$14,640,113,622

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $24,677 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $896,841,327; cash collateral of $909,860,315 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield at purchase date.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Citibank, N.A.	12/05/19	1.14	—	EUR	12,000	$229,184
Currency Option USD vs CNH	Call	Bank of America, N.A.	11/15/19	6.98	—		6,000	52,032
Currency Option USD vs CNH	Call	Barclays Bank PLC	11/27/19	6.97	—		6,000	57,215
Currency Option USD vs TRY	Call	Citibank, N.A.	09/20/19	6.66	—		3,000	34,448

Total Options Purchased (cost $ 588,015)								$372,879

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,841	2 Year U.S. Treasury Notes	Sep. 2019	$1,256,864,557	$4,066,643
884	5 Year U.S. Treasury Notes	Sep. 2019	104,450,125	1,223,165
838	10 Year U.S. Treasury Notes	Sep. 2019	107,237,812	2,289,227
830	20 Year U.S. Treasury Bonds	Sep. 2019	129,142,813	5,805,250
729	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	129,443,063	6,498,620
243	ASX SPI 200 Index	Sep. 2019	27,973,831	371,051
1,535	Euro STOXX 50 Index	Sep. 2019	60,497,254	488,726
590	FTSE 100 Index	Sep. 2019	55,213,924	711,809
456	Mini MSCI EAFE Index	Sep. 2019	43,851,240	1,005,223
1,162	Russell 2000 E-Mini Index	Sep. 2019	91,048,510	1,939,524
3,746	S&P 500 E-Mini Index	Sep. 2019	551,448,660	8,551,223
266	TOPIX Index	Sep. 2019	38,266,104	(128,311)

				32,822,150

Short Positions:
529	5 Year U.S. Treasury Notes	Sep. 2019	62,504,656	(311,870)
314	10 Year U.S. Treasury Notes	Sep. 2019	40,182,188	(865,953)
832	10 Year U.S. Ultra Treasury Notes	Sep. 2019	114,920,000	(3,045,658)

				(4,223,481)

				$28,598,669

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/10/19	BNP Paribas S.A.	ARS	68,699	$1,521,404	$1,586,022	$64,618	$—
Expiring 07/10/19	BNP Paribas S.A.	ARS	18,935	443,962	437,143	—	(6,819)
Expiring 09/18/19	Goldman Sachs International	ARS	79,019	1,586,966	1,642,444	55,478	—
Australian Dollar,
Expiring 07/15/19	BNP Paribas S.A.	AUD	9,630	6,709,381	6,764,912	55,531	—
Brazilian Real,
Expiring 10/02/19	Citibank, N.A.	BRL	1,719	421,530	443,475	21,945	—
Expiring 10/02/19	Morgan Stanley & Co. LLC	BRL	1,888	461,670	487,075	25,405	—
Expiring 10/02/19	Morgan Stanley & Co. LLC	BRL	865	221,081	223,157	2,076	—
British Pound,
Expiring 07/15/19	Bank of America, N.A.	GBP	554	700,306	704,173	3,867	—
Expiring 07/15/19	Deutsche Bank AG	GBP	24,380	30,994,176	30,988,684	—	(5,492)
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	GBP	900	1,135,052	1,143,963	8,911	—
Canadian Dollar,
Expiring 07/15/19	State Street Bank	CAD	7,889	5,955,323	6,026,711	71,388	—
Chilean Peso,
Expiring 09/06/19	BNP Paribas S.A.	CLP	263,658	376,316	389,261	12,945	—
Expiring 09/06/19	BNP Paribas S.A.	CLP	243,869	348,344	360,044	11,700	—
Expiring 09/06/19	Morgan Stanley & Co. LLC	CLP	263,658	379,719	389,261	9,542	—
Expiring 09/06/19	Morgan Stanley & Co. LLC	CLP	263,658	378,536	389,261	10,725	—
Euro,
Expiring 07/15/19	Goldman Sachs International	EUR	43,344	49,185,406	49,358,029	172,623	—
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	EUR	1,500	1,683,677	1,708,127	24,450	—
Expiring 08/23/19	Citibank, N.A.	EUR	99	112,932	113,025	93	—
Expiring 08/23/19	HSBC Bank USA, N.A.	EUR	179	203,445	204,679	1,234	—
Expiring 08/23/19	UBS AG	EUR	298	340,714	339,996	—	(718)
Expiring 08/23/19	UBS AG	EUR	35	39,916	39,983	67	—
Indonesian Rupiah,
Expiring 07/12/19	Barclays Bank PLC	IDR	22,435,253	1,558,545	1,585,515	26,970	—
Japanese Yen,
Expiring 07/16/19	Citibank, N.A.	JPY	4,061,978	37,520,788	37,729,658	208,870	—
Expiring 07/16/19	JPMorgan Chase Bank, N.A.	JPY	100,000	931,575	928,849	—	(2,726)
Expiring 07/16/19	State Street Bank	JPY	42,307	394,940	392,968	—	(1,972)
Mexican Peso,
Expiring 08/23/19	BNP Paribas S.A.	MXN	17,530	884,517	904,515	19,998	—
Expiring 08/23/19	Citibank, N.A.	MXN	17,638	909,546	910,087	541	—
Peruvian Nuevo Sol,
Expiring 07/12/19	BNP Paribas S.A.	PEN	6,500	1,926,782	1,972,745	45,963	—
Expiring 07/12/19	BNP Paribas S.A.	PEN	3,803	1,134,597	1,154,208	19,611	—
Singapore Dollar,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	SGD	4,570	3,348,464	3,378,796	30,332	—
Swedish Krona,
Expiring 07/15/19	Morgan Stanley & Co. LLC	SEK	86,905	9,242,585	9,371,093	128,508	—
Swiss Franc,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	CHF	395	396,850	405,299	8,449	—
Expiring 07/15/19	Morgan Stanley & Co. LLC	CHF	18,004	18,245,357	18,473,394	228,037	—

				$179,694,402	$180,946,552	1,269,877	(17,727)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 07/10/19	Goldman Sachs International	ARS	67,673	$1,518,387	$1,562,335	$—	$(43,948)
Expiring 07/10/19	Goldman Sachs International	ARS	8,252	166,539	190,510	—	(23,971)
Expiring 07/10/19	HSBC Bank USA, N.A.	ARS	11,709	238,230	270,320	—	(32,090)
Expiring 08/09/19	BNP Paribas S.A.	ARS	22,657	506,981	499,610	7,371	—

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Brazilian Real,
Expiring 10/02/19	HSBC Bank USA, N.A.	BRL	5,730	$1,482,743	$1,478,268	$4,475	$—
Expiring 10/02/19	Morgan Stanley & Co. LLC	BRL	4,518	1,155,853	1,165,574	—	(9,721)
Expiring 10/02/19	Morgan Stanley & Co. LLC	BRL	4,472	1,150,324	1,153,707	—	(3,383)
British Pound,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	GBP	2,263	2,885,357	2,876,431	8,926	—
Canadian Dollar,
Expiring 07/26/19	State Street Bank	CAD	203	151,796	155,122	—	(3,326)
Chilean Peso,
Expiring 09/06/19	Barclays Bank PLC	CLP	1,034,843	1,469,565	1,527,827	—	(58,262)
Euro,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	EUR	2,378	2,700,200	2,707,950	—	(7,750)
Expiring 07/15/19	State Street Bank	EUR	366	417,724	416,783	941	—
Expiring 08/23/19	Bank of America, N.A.	EUR	306	350,093	350,104	—	(11)
Expiring 08/23/19	Citibank, N.A.	EUR	1,966	2,218,889	2,245,933	—	(27,044)
Expiring 08/23/19	Citibank, N.A.	EUR	440	496,598	502,651	—	(6,053)
Expiring 08/23/19	Citibank, N.A.	EUR	337	381,717	384,601	—	(2,884)
Expiring 08/23/19	Citibank, N.A.	EUR	0	647,271	647,805	—	(534)
Expiring 08/23/19	HSBC Bank USA, N.A.	EUR	545	614,472	622,601	—	(8,129)
Expiring 08/23/19	State Street Bank	EUR	2,425	2,424,762	2,448,135	—	(23,373)
Expiring 08/23/19	State Street Bank	EUR	1,966	2,219,693	2,245,933	—	(26,240)
Expiring 08/23/19	State Street Bank	EUR	1,966	2,222,052	2,245,933	—	(23,881)
Expiring 08/23/19	State Street Bank	EUR	499	498,983	503,793	—	(4,810)
Expiring 08/23/19	State Street Bank	EUR	440	496,778	502,651	—	(5,873)
Expiring 08/23/19	State Street Bank	EUR	440	497,306	502,651	—	(5,345)
Indonesian Rupiah,
Expiring 07/12/19	HSBC Bank USA, N.A.	IDR	22,154,596	1,536,380	1,565,681	—	(29,301)
Expiring 07/12/19	JPMorgan Chase Bank, N.A.	IDR	21,701,571	1,532,922	1,533,667	—	(745)
Japanese Yen,
Expiring 07/16/19	BNP Paribas S.A.	JPY	239,487	2,216,466	2,224,474	—	(8,008)
Mexican Peso,
Expiring 08/23/19	BNP Paribas S.A.	MXN	389	19,998	20,072	—	(74)
Expiring 08/23/19	Citibank, N.A.	MXN	389	19,989	20,071	—	(82)
Expiring 08/23/19	Citibank, N.A.	MXN	389	20,078	20,071	7	—
Expiring 08/23/19	Goldman Sachs International	MXN	17,152	884,190	885,009	—	(819)
Expiring 08/23/19	HSBC Bank USA, N.A.	MXN	23,152	1,194,129	1,194,618	—	(489)
Expiring 08/23/19	HSBC Bank USA, N.A.	MXN	20,166	1,043,352	1,040,507	2,845	—
Expiring 08/23/19	HSBC Bank USA, N.A.	MXN	16,956	856,386	874,886	—	(18,500)
Expiring 08/23/19	Morgan Stanley & Co. LLC	MXN	389	19,927	20,072	—	(145)
Expiring 08/23/19	Morgan Stanley & Co. LLC	MXN	389	19,997	20,071	—	(74)
Expiring 08/23/19	Morgan Stanley & Co. LLC	MXN	389	19,981	20,072	—	(91)
Expiring 08/23/19	State Street Bank	MXN	389	19,984	20,072	—	(88)
Expiring 08/23/19	UBS AG	MXN	389	20,078	20,071	7	—
Peruvian Nuevo Sol,
Expiring 07/12/19	BNP Paribas S.A.	PEN	10,303	3,102,799	3,126,954	—	(24,155)
Expiring 10/11/19	Barclays Bank PLC	PEN	5,139	1,549,562	1,553,639	—	(4,077)
South African Rand,
Expiring 09/13/19	Citibank, N.A.	ZAR	519	34,506	36,486	—	(1,980)
Expiring 09/13/19	UBS AG	ZAR	519	34,290	36,512	—	(2,222)
Swedish Krona,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	SEK	4,834	513,830	521,257	—	(7,427)
Swiss Franc,
Expiring 07/15/19	JPMorgan Chase Bank, N.A.	CHF	934	943,060	958,351	—	(15,291)
Expiring 07/15/19	State Street Bank	CHF	376	387,702	385,803	1,899	—

				$42,901,919	$43,305,644	26,471	(430,196)

						$1,296,348	$(447,923)

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Credit default swap agreements outstanding at June 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Campbell Soup Co.	06/20/24	1.000%(Q)	960	$(7,029)	$(5,836)	$(1,193)	Barclays Bank PLC
Campbell Soup Co.	06/20/24	1.000%(Q)	940	(6,883)	(7,923)	1,040	Barclays Bank PLC
Republic of Korea	06/20/24	1.000%(Q)	2,700	(87,875)	(91,018)	3,143	Citibank, N.A.
Republic of Turkey	06/20/24	1.000%(Q)	1,500	189,615	247,302	(57,687)	Barclays Bank PLC

				$87,828	$142,525	$(54,697)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Devon Energy Corp.	06/20/24	1.000%(Q)	950	0.876%	$5,860	$7,631	$(1,771)	JPMorgan Chase Bank, N.A.
Hewlett-Packard Co.	06/20/24	1.000%(Q)	2,000	0.579%	40,608	33,324	7,284	Morgan Stanley & Co. LLC
Republic of Argentina	06/20/24	5.000%(Q)	4,100	9.668%	(658,569)	(359,147)	(299,422)	Citibank, N.A.

					$(612,101)	$(318,192)	$(293,909)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2019(4)	Value at Trade Date	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.31.V1	06/20/24	1.000%(Q)	18,500	1.691%	$(639,175)	$(578,030)	$61,145
CDX.EM.31.V1	06/20/24	1.000%(Q)	29,000	1.691%	(1,087,500)	(906,101)	181,399
CDX.EM.31.V1	06/20/24	1.000%(Q)	110,100	1.691%	(3,831,480)	(3,440,059)	391,421
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	38,025	3.252%	2,619,922	2,921,708	301,786
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)	4,000	*	217,560	307,346	89,786
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)	5,275	*	328,817	405,312	76,495
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	58,000	0.546%	1,155,279	1,258,019	102,740
CDX.NA.IG.32.V2	06/20/24	1.000%(Q)	4,000	*	72,153	86,773	14,620
CDX.NA.IG.32.V2	06/20/24	1.000%(Q)	49,600	*	1,000,861	1,075,984	75,123
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	372,000	*	5,962,907	8,069,875	2,106,968

					$5,799,344	$9,200,827	$3,401,483

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$288,257	$(463,924)	$11,467	$(360,073)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$4,604,331
JPMorgan Securities LLC	313,995	71,439,484

Total	$313,995	$76,043,815

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$6,037,133,750	$1,923,619,123	$15,475
Exchange-Traded Fund	1,834,860	—	—
Preferred Stocks	12,691,654	—	—
Asset-Backed Securities
Automobiles	—	109,504,137	—
Collateralized Loan Obligations.	—	104,856,070	—
Credit Cards	—	50,649,917	—
Equipment	—	12,889,236	—
Other	—	47,420,871	—
Residential Mortgage-Backed Securities	—	52,186,973	—
Student Loans	—	56,486,707	—
Bank Loan	—	1,409	—
Commercial Mortgage-Backed Securities	—	226,032,224	—
Convertible Bonds	—	2,459,960	—
Corporate Bonds	—	1,989,809,796	9,202
Municipal Bonds	—	93,266,872	—
Residential Mortgage-Backed Securities	—	217,946,560	—
Sovereign Bonds	—	413,914,224	—
U.S. Government Agency Obligations	—	1,124,515,216	—

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
U.S. Treasury Obligations	$—	$658,878,206	$—
Affiliated Mutual Funds	2,522,521,314	—	—
Options Purchased	—	372,879	—
Other Financial Instruments*
Futures Contracts	28,598,669	—	—
OTC Forward Foreign Currency Exchange Contracts	—	848,425	—
Centrally Cleared Credit Default Swap Agreements	—	3,401,483	—
OTC Credit Default Swap Agreements	—	(524,273)	—

Total	$8,602,780,247	$7,088,536,015	$24,677

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Affiliated Mutual Funds (6.2% represents investments purchased with collateral from securities on loan)	17.2%
U.S. Government Agency Obligations	7.7
Banks	5.3
U.S. Treasury Obligations	4.5
Pharmaceuticals	3.6
Software	2.9
Insurance	2.9
Sovereign Bonds	2.8
IT Services	2.2
Interactive Media & Services	2.2
Semiconductors & Semiconductor Equipment	2.1
Oil, Gas & Consumable Fuels	2.1
Residential Mortgage-Backed Securities	1.9
Media	1.8
Chemicals	1.8
Internet & Direct Marketing Retail	1.7
Health Care Equipment & Supplies	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Commercial Mortgage-Backed Securities	1.6
Diversified Financial Services	1.5
Oil & Gas	1.4
Electric	1.3
Technology Hardware, Storage & Peripherals	1.3
Automobiles	1.3
Capital Markets	1.2
Aerospace & Defense	1.2
Hotels, Restaurants & Leisure	1.2
Biotechnology	1.2
Industrial Conglomerates	1.1
Health Care Providers & Services	1.1
Food Products	1.1
Machinery	1.0
Specialty Retail	0.9
Diversified Telecommunication Services	0.9
Entertainment	0.9
Beverages	0.9
Metals & Mining	0.8
Telecommunications	0.8

Electric Utilities	0.8%
Real Estate Investment Trusts (REITs)	0.8
Internet	0.7
Collateralized Loan Obligations	0.7
Communications Equipment	0.7
Municipal Bonds	0.6
Multi-Utilities	0.6
Textiles, Apparel & Luxury Goods	0.6
Food & Staples Retailing	0.6
Pipelines	0.6
Personal Products	0.5
Electronic Equipment, Instruments & Components	0.5
Electrical Equipment	0.5
Household Products	0.5
Airlines	0.5
Auto Components	0.4
Household Durables	0.4
Student Loans	0.4
Tobacco	0.3
Credit Cards	0.3
Life Sciences Tools & Services	0.3
Other	0.3
Agriculture	0.3
Professional Services	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Healthcare-Products	0.3
Energy Equipment & Services	0.3
Road & Rail	0.3
Consumer Finance	0.3
Healthcare-Services	0.3
Wireless Telecommunication Services	0.2
Mining	0.2
Real Estate Management & Development	0.2
Commercial Services	0.2
Semiconductors	0.2
Auto Manufacturers	0.2
Gas Utilities	0.2
Commercial Services & Supplies	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Air Freight & Logistics	0.2%
Water Utilities	0.1
Engineering & Construction	0.1
Trucking & Leasing	0.1
Building Materials	0.1
Foods	0.1
Multiline Retail	0.1
Advertising	0.1
Electronics	0.1
Retail	0.1
Paper & Forest Products	0.1
Diversified Consumer Services	0.1
Building Products	0.1
Equipment	0.1
Real Estate	0.1
Packaging & Containers	0.1
Independent Power & Renewable Electricity Producers	0.1
Health Care Technology	0.1
Lodging	0.1
Oil & Gas Services	0.1
Iron/Steel	0.1
Gas	0.1
Forest Products & Paper	0.1
Auto Parts & Equipment	0.0	*
Thrifts & Mortgage Finance	0.0	*
Machinery-Diversified	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Distribution/Wholesale	0.0	*

Construction & Engineering	0.0	%*
Miscellaneous Manufacturing	0.0	*
Electrical Components & Equipment	0.0	*
Marine	0.0	*
Hand/Machine Tools	0.0	*
Leisure Time	0.0	*
Metal Fabricate/Hardware	0.0	*
Transportation	0.0	*
Environmental Control	0.0	*
Home Furnishings	0.0	*
Household Products/Wares	0.0	*
Housewares	0.0	*
Exchange-Traded Fund	0.0	*
Investment Companies	0.0	*
Storage/Warehousing	0.0	*
Energy-Alternate Sources	0.0	*
Computers	0.0	*
Apparel	0.0	*
Cosmetics/Personal Care	0.0	*
Home Builders	0.0	*
Coal	0.0	*
Options Purchased	0.0	*

	107.0
Liabilities in excess of other assets	(7.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker— variation margin swaps	$3,401,483	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	288,257		Premiums received for OTC swap agreements	463,924
Credit contracts	Unrealized appreciation on OTC swap agreements	11,467		Unrealized depreciation on OTC swap agreements	360,073
Equity contracts	Due from/to broker— variation margin futures	13,067,556	*	Due from/to broker— variation margin futures	128,311	*
Foreign exchange contracts	Unaffiliated investments	372,879		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,296,348		Unrealized depreciation on OTC forward foreign currency exchange contracts	447,923
Interest rate contracts	Due from/to broker— variation margin futures	19,882,905	*	Due from/to broker— variation margin futures	4,223,481	*

		$38,320,895			$5,623,712

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$5,126,992
Equity contracts	—	—	74,806,879	—	—
Foreign exchange contracts.	(195,230)	4,847	—	(1,055,347)	—
Interest rate contracts	—	—	26,015,114	—	(301,153)

Total	$(195,230)	$4,847	$100,821,993	$(1,055,347)	$4,825,839

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$8,544,177
Equity contracts.	—	44,551,766	—	—
Foreign exchange contracts	(86,873)	—	(856,084)	—
Interest rate contracts	—	3,092,398	—	396,025

Total	$(86,873)	$47,644,164	$(856,084)	$8,940,202

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2019, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$530,390	$2,000,000	$1,931,652,803	$171,629,120	$170,654,639

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$32,289,450	$6,332,832	$6,266,667

Credit Default Swap Agreements— Sell Protection(2)
$545,359,833

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2019 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$896,841,327	$(896,841,327)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$55,899	$(11)	$55,888	$(55,888)	$—
Barclays Bank PLC	332,527	(134,978)	197,549	(197,549)	—
BNP Paribas S.A.	237,737	(39,056)	198,681	—	198,681
Citibank, N.A.	498,231	(788,164)	(289,933)	210,961	(78,972)
Deutsche Bank AG	—	(5,492)	(5,492)	—	(5,492)
Goldman Sachs International	228,101	(68,738)	159,363	(159,363)	—
HSBC Bank USA, N.A.	8,554	(88,509)	(79,955)	—	(79,955)
JPMorgan Chase Bank, N.A.	88,699	(35,710)	52,989	—	52,989
Morgan Stanley & Co. LLC	444,901	(13,414)	431,487	(431,487)	—
State Street Bank	74,228	(94,908)	(20,680)	—	(20,680)
UBS AG	74	(2,940)	(2,866)	—	(2,866)

	$1,968,951	$(1,271,920)	$697,031	$(633,326)	$63,705

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2019

ASSETS
Investments at value, including securities on loan of $896,841,327:
Unaffiliated investments (cost $11,458,051,401)	$13,136,495,321
Affiliated investments (cost $2,522,469,878)	2,522,521,314
Cash	2,547,211
Foreign currency, at value (cost $10,604,693)	10,629,114
Dividends and interest receivable	53,417,026
Receivable for investments sold	29,062,655
Tax reclaim receivable	10,794,704
Due from broker-variation margin futures	3,895,596
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,296,348
Due from broker-variation margin swaps	375,678
Deposit with broker for centrally cleared/exchange-traded derivatives	313,995
Premiums paid for OTC swap agreements	288,257
Receivable from affiliate	163,556
Receivable for Portfolio shares sold	21,806
Unrealized appreciation on OTC swap agreements	11,467
Prepaid expenses and other assets	133,442

Total Assets	15,771,967,490

LIABILITIES
Payable to broker for collateral for securities on loan	909,860,315
Payable for investments purchased	206,628,135
Payable for Portfolio shares repurchased	4,054,089
Management fee payable	3,586,970
Payable to affiliate	3,343,003
Accrued expenses and other liabilities	2,510,006
Distribution fee payable	599,061
Premiums received for OTC swap agreements	463,924
Unrealized depreciation on OTC forward foreign currency exchange contracts	447,923
Unrealized depreciation on OTC swap agreements	360,073
Affiliated transfer agent fee payable	369

Total Liabilities	1,131,853,868

NET ASSETS	$14,640,113,622

Net assets were comprised of:
Partners Equity	$14,640,113,622

Net asset value and redemption price per share, $14,640,113,622 / 466,950,173 outstanding shares of beneficial interest	$31.35

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2019

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $306 foreign withholding tax)	$99,205,201
Unaffiliated dividend income (net of $5,985,656 foreign withholding tax, of which $520,855 is reimbursable by an affiliate)	97,469,894
Affiliated dividend income.	19,849,682
Income from securities lending, net (including affiliated income of $1,203,848)	1,406,208

Total income	217,930,985

EXPENSES
Management fee	43,719,394
Distribution fee	17,623,256
Custodian and accounting fees	783,327
Trustees’ fees.	82,027
Audit fee	28,896
Legal fees and expenses	28,402
Shareholders’ reports	12,393
Transfer agent’s fees and expenses (including affiliated expense of $1,098)	3,476
Miscellaneous	136,599

Total expenses	62,417,770
Less: Fee waiver and/or expense reimbursement	(634,437)

Net expenses	61,783,333

NET INVESTMENT INCOME (LOSS)	156,147,652

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $143,911)	107,709,752
Futures transactions	100,821,993
Forward currency contract transactions	(1,055,347)
Options written transactions	4,847
Swap agreements transactions	4,825,839
Foreign currency transactions	1,415,891

213,722,975

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $158,868)	1,287,399,270
Futures	47,644,164
Forward currency contracts	(856,084)
Swap agreements	8,940,202
Foreign currencies.	(487,090)

1,342,640,462

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,556,363,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,712,511,089

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$156,147,652	$277,434,509
Net realized gain (loss) on investment and foreign currency transactions	213,722,975	573,598,487
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,342,640,462	(1,614,582,035)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,712,511,089	(763,549,039)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,573,446 and 3,266,996 shares, respectively]	363,869,015	92,275,745
Portfolio shares repurchased [13,452,455 and 67,021,720 shares, respectively]	(407,228,742)	(1,929,052,826)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(43,359,727)	(1,836,777,081)

CAPITAL CONTRIBUTIONS	78,286	2,083,189

TOTAL INCREASE (DECREASE)	1,669,229,648	(2,598,242,931)
NET ASSETS:
Beginning of period	12,970,883,974	15,569,126,905

End of period.	$14,640,113,622	$12,970,883,974

SEE NOTES TO FINANCIAL STATEMENTS.

A154

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2019 consisted of 85 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 3 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sayles Bond”)	Maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. / BlackRock International Limited / BlackRock (Singapore) Limited / Loomis, Sayles & Company, L.P.

AST BlackRock Low Duration Bond Portfolio (“BlackRock Low Duration Bond”)	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

B1

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Trust limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Portfolios’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest,

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dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    Certain Portfolios invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

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When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Schedule of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements of the Securities Act of 1933 under Rule 144A.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

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Reverse Repurchase Agreements:    Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

During the reporting period ended June 30, 2019, BlackRock/Loomis Sayles held reverse repurchase agreements with an average value of $40,758,637 and a daily weighted average interest rate of 1.09%.

Borrowed Bond Agreements:    Certain Portfolios enter into borrowed bond agreements. In a borrowed bond agreement, the Portfolio borrows a bond from a counterparty in exchange for cash collateral. The borrowed bond agreement contains a commitment that the security and the cash will be returned to the counterparty and the Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Portfolio may also experience delays in gaining access to the collateral.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of

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a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives.Amaster netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

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The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2019, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they

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are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential as referenced in Note 3. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2019, the Investment Manager had engaged the firms referenced in Note 1 as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
BlackRock/Loomis Sayles Bond	0.4825% first $300 million;	0.42%
	0.4725% on next $200 million;
	0.4625% on next $250 million;
	0.4525% on next $2.5 billion;
	0.4425% on next $2.75 billion;
	0.4125% on next $4 billion;
	0.3925% in excess of $10 billion
BlackRock Low Duration Bond	0.4825% first $300 million;	0.42%
	0.4725% on next $200 million;
	0.4625% on next $250 million;
	0.4525% on next $2.5 billion;
	0.4425% on next $2.75 billion;
	0.4125% on next $4 billion;
	0.3925% in excess of $10 billion
T. Rowe Price Asset Allocation	0.6825% first $300 million;	0.61%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% on next $2.5 billion;
	0.5725% on next $2.5 billion;
	0.5525% on next $5 billion;
	0.5325% in excess of $20 billion

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Portfolio	Fee Waivers and/or Expense Limitations
BlackRock/Loomis Sayles Bond	contractually waive 0.035%
through June 30, 2020
BlackRock Low Duration Bond	contractually waive 0.057%
through June 30, 2020
T. Rowe Price Asset Allocation	contractually waive 0.009%
through June 30, 2020

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

AST Investment Services, Inc., PAD, PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2019, the Portfolio’s purchases and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain
BlackRock Loomis Sayles Bond	$197,647	$1,523,127	$50,047

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In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the period ended June 30, 2019.

Portfolio	Capital Contributions
BlackRock/Loomis Sayles Bond	$600
BlackRock Low Duration Bond	359
T. Rowe Price Asset Allocation	2,507

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust’s due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2018 and for the six months ended June 30, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

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During the reporting period and in consultation with the Trust’s independent trustees, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been accrued or paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnership for tax purposes.

Portfolio	2019 Withholding Tax
T. Rowe Price Asset Allocation	$520,855

The following amount has been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as partnerships for tax purposes.

Portfolio	2019 Payments
T. Rowe Price Asset Allocation	$27,290

The following amounts have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Opportunity Loss
BlackRock/Loomis Sayles Bond	$335
T. Rowe Price Asset Allocation	75,779

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
BlackRock/Loomis Sayles Bond	6,269,144,351	5,928,289,039
BlackRock Low Duration Bond	327,949,383	428,037,029
T. Rowe Price Asset Allocation	3,103,649,306	3,132,851,883

B13

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

BlackRock/Loomis Sayles Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$32,495,475	$846,772,398	$859,233,651	$—	$—	$20,034,222	20,034,222	$663,291

PGIM Institutional Money Market Fund*
29,267,571	420,585,026	326,566,462	8,310	9,012	123,303,457	123,266,477	94,455	**

$61,763,046	$1,267,357,424	$1,185,800,113	$8,310	$9,012	$143,337,679		$757,746

BlackRock Low Duration Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,093,520	$219,543,014	$213,925,934	$—	$—	$6,710,600	6,710,600	$121,905

PGIM Institutional Money Market Fund*
2,332,323	23,490,190	19,682,018	765	728	6,141,988	6,140,146	3,413	**

$3,425,843	$243,033,204	$233,607,952	$765	$728	$12,852,588		$125,318

T. Rowe Price Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,064,000,887	$1,607,687,672	$1,060,900,576	$—	$—	$1,610,787,983	1,610,787,983	$19,849,682

PGIM Institutional Money Market Fund*
728,177,831	1,705,271,782	1,522,019,061	158,868	143,911	911,733,331	911,459,892	1,203,848	**

$1,792,178,718	$3,312,959,454	$2,582,919,637	$158,868	$143,911	$2,522,521,314		$21,053,530

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions.After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B14

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolio utilized the SCA during the reporting period ended June 30, 2019. The average balance outstanding is for the number of days the Portfolio utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2019
BlackRock Low Duration Bond	$398,000	3.69%	1	$398,000	$—

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2019, all Portfolios offer only a single share class to investors.

As of June 30, 2019, all shares of the Portfolios were owned of record by the following affiliates of the Investment Manager: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PRU LIFE”), Pruco Life Insurance Company (“SKANDIA LIFE”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios as part of their investments.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares:

Portfolio	Number of Shareholders	% of Outstanding Shares	% held by and Affiliate of Prudential
BlackRock/Loomis Sayles Bond	5	91	91
BlackRock Low Duration Bond	2	90	90
T. Rowe Price Asset Allocation	3	100	100

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

B15

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Portfolios’ allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Portfolios to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in

B16

current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline.Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Master Limited Partnership Risk:    The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Portfolios’ investment in MLPs subjects the Portfolios to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios’ scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

B17

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9.	Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolios’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Investment Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Investment Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

B18

Financial Highlights

(unaudited)

	AST BlackRock/Loomis Sayles Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017		2016		2015		2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.55		$13.64		$13.07		$12.54		$12.81		$12.29

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.38		0.34		0.31		0.31		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.70		(0.47)		0.23		0.22		(0.58)		0.30

Total from investment operations	0.91		(0.09)		0.57		0.53		(0.27)		0.52

Capital Contributions	—	(b)(c)(d)	—	(c)(d)	—		—		—		—

Net Asset Value, end of period	$14.46		$13.55		$13.64		$13.07		$12.54		$12.81

Total Return(e)	6.72	%(f)	(0.66	)%(f)	4.36%		4.23%		(2.11)%		4.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,961		$3,518		$3,789		$3,635		$3,773		$4,050
Average net assets (in millions)	$3,755		$3,671		$3,754		$3,742		$3,930		$6,205
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.73	%(h)	0.76	%(i)	0.80	%(i)	0.73	%(i)	0.71	%(i)	0.73%
Expenses before waivers and/or expense reimbursement	0.76	%(h)	0.80	%(i)	0.84	%(i)	0.77	%(i)	0.75	%(i)	0.73%
Net investment income (loss)	3.00	%(h)	2.83%		2.52%		2.34%		2.41%		1.75%
Portfolio turnover rate(j)	180%		319%		350%		349%		570%		280%

	AST BlackRock Low Duration Bond Portfolio
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017		2016		2015		2014
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.82		$10.74		$10.56		$10.39		$10.34		$10.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.22		0.18		0.13		0.09		0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		(0.14)		—		0.04		(0.04)		(0.16)

Total from investment operations	0.35		0.08		0.18		0.17		0.05		(0.01)

Capital Contributions	—	(b)(d)	—	(c)(d)	—		—		—		—

Net Asset Value, end of period	$11.17		$10.82		$10.74		$10.56		$10.39		$10.34

Total Return(e)	3.33	%(f)	0.74	%(f)	1.70%		1.64%		0.48%		(0.10)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$515		$635		$638		$644		$863		$919
Average net assets (in millions)	$529		$659		$641		$736		$882		$996
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.73	%(h)	0.74	%(k)	0.72%		0.71%		0.74%		0.77%
Expenses before waivers and/or expense reimbursement	0.79	%(h)	0.80	%(k)	0.78%		0.77%		0.77%		0.77%
Net investment income (loss)	2.39	%(h)	2.08%		1.70%		1.22%		0.87%		1.48%
Portfolio turnover rate(j)	87%		201%		306%		355%		389%		278%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)	Includes interest expense on short sales and reverse repurchase agreements of 0.06%, 0.11%, 0.03% and 0.01% for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Includes interest expense on reverse repurchase agreements of 0.02% for the year ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2019(a)		Year Ended December 31,
			2018(a)		2017(a)	2016(a)		2015(a)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.73		$29.29		$25.38	$23.60		$23.59	$22.28

Income (Loss) From Investment Operations:
Net investment income (loss)	0.33		0.55		0.45	0.41		0.36	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	3.29		(2.11)		3.46	1.36		(0.35)	0.95

Total from investment operations	3.62		(1.56)		3.91	1.77		0.01	1.31

Capital Contributions.	—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—	—

Net Asset Value, end of period	$31.35		$27.73		$29.29	$25.38		$23.60	$23.59

Total Return(f)	13.05	%(g)	(5.33	)%(g)	15.41%	7.54	%(h)	0.04%	5.88%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,640		$12,971		$15,569	$14,208		$13,823	$11,097
Average net assets (in millions)	$14,215		$14,949		$15,030	$13,732		$11,574	$10,778
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement.	0.88	%(j)	0.87%		0.88%	0.87%		0.88%	0.87%
Expenses before waivers and/or expense reimbursement.	0.89	%(j)	0.88%		0.89%	0.89%		0.90%	0.91%
Net investment income (loss)	2.22	%(j)	1.86%		1.64%	1.68%		1.52%	1.61%
Portfolio turnover rate(k)	27%		61%		66%	95%		94%	66%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.50%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2019 (the Meeting) and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2018, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2018. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST BlackRock/Loomis Sayles Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.035% of its investment management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Low Duration Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board considered that, despite underperformance in 2018, the Portfolio outperformed its Peer Universe and benchmark index over the three-, five- and ten-year periods.

•

The Board also considered information provided by the Manager indicating that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and the median of its Peer Universe for the first quarter of 2019, as well as for the one-, three-, five- and ten-year periods ended March 31, 2019.

•	The Board noted that the Manager had contractually agreed to waive 0.057% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.009% of its management fee through June 30, 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

U.S. POSTAGE

PAID

DWIGHT, IL

PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2019 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-Zurich C

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 21, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 21, 2019